Exhibit 99.1 Schedule 3

Loan Information																			Loan Details
Dummy ID	Loan #1	Loan #2	Loan #3	Loan #4	Project Name	Pool	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Address	City	State	Zip	Mailing Address	Mailing City	Mailing State	Mailing Zip	Original Lender	Loan Modified	Property Owner Same As Borrower	Chain of Assignment Complete	Current Lien Position	Judgment	Delinquent Tax	Total Tax	Last Payment	Foreclosure Case	Contested	Foreclosure Delay	Bankruptcy Chapter	Bankruptcy Case #	BK Cramdown	BK Reaffirmation	Original Loan Amount	I/O Interest Payment	Payment Amount per Note	Original Rate	Original Term	Amortized Term	Settlement Date	Disbursement Date	Cash Out Amount	Loan Type	Amortization Type	I/O Period	Loan Purpose	Original LTV	Original CLTV	ComplianceEase Doc Type	Mortgage Insurance Cert in File	MI Company	MI Cert #	MI Coverage Percentage	Borrower Monthly Income	Co-Borrower Monthly Income	Contract Sales Price	Property Type	Original Appraisal Date	Appraised Value	Occupancy (stated on 1003)	Flood Cert in File?	Life of Loan Flood Cert?	Property in a Flood Zone?	Borrower Original FICO	Co-Borrower Original FICO	DTI	Lien Position at Origination	Title Evidence	Senior Lien Amount	Junior Lien Amount	Date of Last MOD	Principal Balance Stated in MOD	Deferred Balance (Mod)	MOD Original Rate	MOD Original P&I	MOD First Payment Date	Reason for MOD
19213615	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$xxx	7.340%	361		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	603	629	xx	First	Final policy	Not Applicable	xx	01/xx/2011	xx	Not Applicable	2.000%	$615.54	01/xx/2011	Financial Hardship
93811487	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.300%	361		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40496390	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.000%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17379471	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.290%	360		xx	xx		Conventional	Fixed		Refinance	Unavailable	Unavailable	Unavailable					Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	04/xx/2015	xx	$xxx	2.000%	$436.34	05/xx/2015	Financial Hardship
34390716	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.750%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	540	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76833736	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.880%	300		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
52985719	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	694	668	xx	First	Final policy	Not Applicable	xx	05/xx/2017	xx	Not Applicable	5.875%	$331.08	06/xx/2017	Financial Hardship
75014920	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$348.25	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	8.050%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	589	547	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21389973	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	787	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59446169	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	787	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17358964	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.800%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	612	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99103767	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Yes	No	No	787	Not Applicable	xx	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34306368	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.700%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	511	Not Applicable	xx	First	Final policy	Not Applicable	xx	10/xx/2011	xx	Not Applicable	2.000%	$235.74	11/xx/2011	Financial Hardship
48730243	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.990%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	576	572	xx	First	Short Form Policy	Not Applicable	xx	08/xx/2015	xx	$xxx	2.000%	$192.67	08/xx/2015	Financial Hardship
49733508	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.840%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	531	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64036039	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.800%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	522	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2017	xx	Not Applicable	3.000%	$314.93	01/xx/2017	Financial Hardship
4567977	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.840%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	613	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86612638	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	683	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2014	xx	$xxx	2.101%	$2,115.10	11/xx/2014	Financial Hardship
11060971	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.700%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65967241	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.990%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	520	511	xx	First	Final policy	Not Applicable	xx	11/xx/2013	xx	$xxx	2.000%	3xx	11/xx/2013	Financial Hardship
91852478	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.530%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8038957	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	706	Not Applicable	xx	First	Final policy	Not Applicable	xx	02/xx/2015	xx	$xxx	2.062%	$370.53	02/xx/2015	Financial Hardship
73418037	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19083621	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86249287	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.800%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2011	xx	$xxx	2.000%	$223.41	04/xx/2011	Financial Hardship
18407480	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	8.250%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Unavailable	No		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	700	Not Applicable	Unavailable	First	Commitment	Not Applicable	xx	05/xx/2011	xx	$xxx	4.870%	$491.38	05/xx/2011	Financial Hardship
29588590	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	5.990%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	687	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2012	xx	$xxx	2.000%	$248.12	03/xx/2012	Financial Hardship
20147856	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.200%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	02/xx/2012	xx	$xxx	2.000%	$380.15	02/xx/2012	Financial Hardship
64368307	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$1,087.82	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$xxx	5.450%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	692	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2012	xx	$xxx	2.000%	$85.27	04/xx/2012	Financial Hardship
59435725	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.700%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	623	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	04/xx/2012	xx	Not Applicable	2.000%	$935.13	04/xx/2012	Financial Hardship
71837004	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25050477	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	9.300%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	565	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	09/xx/2010	xx	Not Applicable	3.175%	$510.41	09/xx/2010	Financial Hardship
32466780	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.050%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	628	532	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13327573	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Secondary	Yes	Yes	No	723	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29705825	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	783	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33463038	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.300%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	643	566	xx	First	Final policy	Not Applicable	xx	08/xx/2016	xx	$xxx	2.000%	$344.92	08/xx/2016	Financial Hardship
12434977	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.800%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	644	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13138706	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.450%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	625	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64154025	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.600%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	710	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88867695	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.350%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	11/xx/2014	xx	$xxx	2.000%	$365.11	11/xx/2014	Financial Hardship
39723911	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.400%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	633	613	xx	First	Final policy	Not Applicable	xx	12/xx/2010	xx	Not Applicable	4.190%	$2,041.75	01/xx/2011	Financial Hardship
19782052	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.850%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	695	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2012	xx	Not Applicable	6.850%	$748.29	02/xx/2012	Financial Hardship
9139203	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.300%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2015	xx	$xxx	2.044%	$1,145.01	01/xx/2015	Financial Hardship
44268009	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.600%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	542	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2010	xx	Not Applicable	2.000%	$237.52	07/xx/2010	Financial Hardship
70989238	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.550%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	582	Not Applicable	xx	First	Final policy	Not Applicable	xx	10/xx/2009	xx	Not Applicable	5.080%	$483.04	10/xx/2009	Financial Hardship
20965356	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.250%	240		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	682	638	xx	First	Final policy	Not Applicable	xx	04/xx/2011	xx	Not Applicable	2.000%	$414.06	05/xx/2011	Financial Hardship
38893546	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.350%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	613	673	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99391533	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.900%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	651	615	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47254588	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.150%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2012	xx	Not Applicable	2.000%	$330.98	05/xx/2012	Financial Hardship
43700247	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.990%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	523	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2017	xx	$xxx	3.750%	$876.10	05/xx/2017	Financial Hardship
52981796	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.990%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	697	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2013	xx	$xxx	2.000%	$428.01	06/xx/2013	Financial Hardship
79339210	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.700%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	672	651	xx	First	Commitment	Not Applicable	xx	11/xx/2011	xx	Not Applicable	4.320%	$504.84	12/xx/2011	Financial Hardship
59031949	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.050%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	609	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2010	xx	Not Applicable	5.750%	$612.00	02/xx/2010	Financial Hardship
82654201	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Vermont	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.600%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Mobile Home	xx	xx	Primary	Yes	Yes	No	579	494	xx	First	Final policy	Not Applicable	xx	07/xx/2016	xx	Not Applicable	3.250%	$400.03	07/xx/2016	Financial Hardship
44414155	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.350%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	584	542	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58558134	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	702	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28384119	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.400%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67102100	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.490%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	693	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2010	xx	$xxx	2.000%	$581.63	01/xx/2010	Financial Hardship
52990523	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.450%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	4 Family	xx	xx	Primary	Yes	Yes	No	628	578	xx	First	Final policy	Not Applicable	xx	02/xx/2014	xx	$xxx	2.000%	$943.00	02/xx/2014	Financial Hardship
13919955	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,527.45	$xxx	5.990%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	696	704	xx	First	Final policy	Not Applicable	xx	06/xx/2014	xx	$xxx	2.000%	$771.81	06/xx/2014	Financial Hardship
96065141	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.100%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No			xx	First	Final policy	Not Applicable	xx	10/xx/2017	xx	$xxx	3.250%	$346.61	11/xx/2017	Financial Hardship
91009153	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	01/xx/2015	xx	$xxx	4.125%	$347.83	01/xx/2015	Financial Hardship
15275464	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Rhode Island	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	$2,233.30	$xxx	6.650%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	09/xx/2017	xx	$xxx	2.000%	$1,219.01	10/xx/2017	Financial Hardship
27471775	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.980%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	Unavailable	Not Applicable	xx	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17634917	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.990%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	11/xx/2013	xx	$xxx	4.500%	$1,795.05	11/xx/2013	Financial Hardship
45078560	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$818.96	$xx	xx	xx	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.900%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	632	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2015	xx	$xxx	3.250%	$318.52	07/xx/2015	Financial Hardship
5994500	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Hawaii	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Alternative	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	624	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43630363	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.600%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	11/xx/2018	xx	$xxx	4.000%	$1,897.75	12/xx/2018	Lower Interest Rate
48029646	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.840%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2015	xx	Not Applicable	3.250%	$218.35	08/xx/2015	Financial Hardship
42720867	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.500%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2018	xx	$xxx	3.000%	$163.68	01/xx/2019	Financial Hardship
84858630	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	526	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	02/xx/2010	xx	Not Applicable	2.000%	$179.53	03/xx/2010	Financial Hardship
59257684	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.450%	240		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	02/xx/2019	xx	Not Applicable	4.875%	$501.99	02/xx/2019	Financial Hardship
72368893	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.400%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2012	xx	$xxx	2.000%	$300.98	12/xx/2012	Financial Hardship
28673153	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	7.990%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2014	xx	$xxx	2.000%	$991.12	06/xx/2014	Financial Hardship
81249545	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	481	694	xx	First	Final policy	Not Applicable	xx	01/xx/2014	xx	$xxx	2.000%	$146.26	01/xx/2014	Financial Hardship
78111236	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.050%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	564	562	xx	First	Final policy	Not Applicable	xx	02/xx/2016	xx	$xxx	3.375%	$1,021.25	02/xx/2016	Financial Hardship
36212606	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No		Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.900%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	07/xx/2016	xx	Not Applicable	3.250%	$126.98	07/xx/2016	Financial Hardship
66438624	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.650%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	635	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2019	xx	$xxx	2.000%	$554.01	05/xx/2019	Financial Hardship
26273604	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.750%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	484	455	xx	First	Final policy	Not Applicable	xx	06/xx/2018	xx	Not Applicable	2.000%	$640.50	07/xx/2018	Financial Hardship
25705466	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.990%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	592	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2017	xx	Not Applicable	2.000%	$289.07	07/xx/2017	Financial Hardship
26515840	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$xxx	6.350%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	521	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2015	xx	$xxx	3.125%	$987.11	07/xx/2015	Financial Hardship
72447482	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.800%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	xx	07/xx/2016	xx	$xxx	2.000%	$219.93	07/xx/2016	Financial Hardship
78010176	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.750%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	536	Not Applicable	xx	First	Final policy	Not Applicable	xx	02/xx/2015	xx	$xxx	4.125%	$114.01	02/xx/2015	Financial Hardship
36686116	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.750%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	578	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31561667	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$18.99	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.450%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	625	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89015679	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.000%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2011	xx	Not Applicable	9.875%	$529.34	06/xx/2011	Financial Hardship
6298068	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94011998	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	798	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50310369	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.640%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	xx	02/xx/2014	xx	Not Applicable	6.015%	$608.67	02/xx/2014	Financial Hardship
73493966	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$xx	xx	xx	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.060%	361		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2014	xx	Not Applicable	4.500%	$1,100.30	07/xx/2014	Financial Hardship
46463034	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.560%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	05/xx/2010	xx	$xxx	2.000%	$240.94	05/xx/2010	Financial Hardship
48851161	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.950%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82000222	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.700%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	641	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16591949	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.620%	361		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	684	673	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85293957	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.000%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Unavailable	No	Unavailable	xx	12.000%	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	No	Yes	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	02/xx/2010	xx	Not Applicable	5.000%	$1,794.88	04/xx/2010	Financial Hardship
40682907	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.590%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43420661	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.950%	361		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	696	Not Applicable	xx	First	Final policy	Not Applicable	xx	10/xx/2014	xx	Not Applicable	3.730%	$1,103.32	10/xx/2014	Financial Hardship
84554797	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$3,500.00	$xxx	6.250%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	10/xx/2011	xx	Not Applicable	4.750%	$3,489.62	11/xx/2011	Financial Hardship
16246051	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	604	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	07/xx/2013	xx	Not Applicable	7.125%	$640.87	08/xx/2013	Financial Hardship
28637238	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	04/xx/2016	xx	$xxx	4.625%	$910.20	06/xx/2016	Financial Hardship
63592825	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.865%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94022695	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.030%	361		xx	xx		Conventional	ARM		Purchase	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	652	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96758520	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$536.76	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.125%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	No	Unavailable	Unavailable	6.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	09/xx/2014	xx	Not Applicable	7.125%	$610.50	10/xx/2014	Financial Hardship
88731778	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.890%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	03/xx/2017	xx	Not Applicable	2.000%	$254.10	03/xx/2017	Financial Hardship
26025044	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.600%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	672	Not Applicable	xx	First	Final policy	Not Applicable	xx	02/xx/2011	xx	$xxx	2.000%	$231.67	04/xx/2011	Financial Hardship
51160280	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.340%	361		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	617	Not Applicable	xx	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	$xxx	4.750%	$910.56	Unavailable	Financial Hardship
86175095	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	08/xx/2016	xx	Not Applicable	3.750%	$333.71	09/xx/2016	Financial Hardship
28800860	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	8.375%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67842301	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	180		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	09/xx/2018	xx	$xxx	4.500%	$464.88	11/xx/2018	Financial Hardship
38169050	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2014	xx	$xxx	2.000%	$894.54	03/xx/2014	Financial Hardship
40093854	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.510%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	07/xx/2016	xx	$xxx	3.625%	$283.25	09/xx/2016	Financial Hardship
33507484	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.630%	480		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	08/xx/2013	xx	Not Applicable	9.630%	$625.65	08/xx/2013	Financial Hardship
61510852	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2014	xx	Not Applicable	7.000%	$656.35	01/xx/2015	Financial Hardship
54707654	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.500%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	521	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	04/xx/2014	xx	Not Applicable	9.000%	$327.94	04/xx/2014	Financial Hardship
29012177	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.162%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	661	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19102270	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	486	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2011	xx	Not Applicable	4.125%	$360.75	06/xx/2011	Financial Hardship
86490158	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.000%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12324620	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.960%	361		xx	xx		Conventional	ARM		Purchase	xx	xx	Unavailable	Yes	xx	xx	30.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	09/xx/2010	xx	Not Applicable	2.570%	$221.00	11/xx/2010	Financial Hardship
3594726	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.380%	360		xx	xx		Conventional	ARM		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	Not Applicable	Unavailable	Primary	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	01/xx/2015	xx	$xxx	2.000%	$234.52	01/xx/2015	Financial Hardship
52449066	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.200%	361		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	542	563	xx	First	Final policy	Not Applicable	xx	09/xx/2015	xx	$xxx	2.000%	$722.68	10/xx/2015	Change of Terms
13192469	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	761	740	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49543389	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.130%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Unavailable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	06/xx/2013	xx	Not Applicable	2.000%	$515.15	08/xx/2013	Financial Hardship
55337827	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.250%	180		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2012	xx	Not Applicable	2.000%	$468.70	07/xx/2012	Financial Hardship
29301725	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	543	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	04/xx/2011	xx	$xxx	2.000%	$192.16	04/xx/2011	Financial Hardship
97705048	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.500%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2014	xx	$xxx	2.000%	$165.15	12/xx/2014	Financial Hardship
7442320	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.477%	361		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	482	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	12/xx/2016	xx	$xxx	2.000%	$242.17	12/xx/2016	Financial Hardship
34027551	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	361		xx	xx		Conventional	ARM		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Unavailable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	638	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	10/xx/2003	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87050863	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$xx	xx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	14.200%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	555	547	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16645230	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	644	737	Unavailable	First	Commitment	Not Applicable	xx	06/xx/2014	xx	$xxx	4.000%	$768.39	07/xx/2014	Financial Hardship
72785316	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.270%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18366780	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.750%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31874014	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	7.630%	480		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	01/xx/2016	xx	$xxx	3.500%	$1,351.27	02/xx/2016	Financial Hardship
77941293	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.620%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	10/xx/2012	xx	Not Applicable	6.620%	$573.33	10/xx/2012	Financial Hardship
78289618	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.100%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	710	Not Applicable	xx	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22563472	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$238.64	$xxx	6.100%	361		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	663	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45020103	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$3,281.25	$xxx	7.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	03/xx/2009	xx	Not Applicable	2753.480%	$5.50	04/xx/2009	Financial Hardship
6806963	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	583	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2006	xx	Not Applicable	6.500%	$559.79	02/xx/2006	Financial Hardship
6414738	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	675	569	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9815713	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2014	xx	Not Applicable	9.000%	$673.76	03/xx/2014	Financial Hardship
7668664	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.125%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11147613	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.380%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74851370	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.980%	361		xx	xx		Conventional	ARM		Purchase	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	689	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	05/xx/2009	xx	Not Applicable	6.500%	$249.62	06/xx/2009	Financial Hardship
30230530	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Nebraska	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.130%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3370439	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$1,846.19	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.460%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Unavailable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	649	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2014	xx	Not Applicable	4.043%	$602.40	07/xx/2014	Change ARM Terms
45612411	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.282%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	454	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2010	xx	Not Applicable	2.198%	$551.73	06/xx/2010	Financial Hardship
81323772	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.600%	180		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	xx	10/xx/2008	xx	Not Applicable	7.600%	$816.31	11/xx/2008	Financial Hardship
99219737	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.407%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	661	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2015	xx	Not Applicable	5.532%	$1,177.98	08/xx/2015	Financial Hardship
47765037	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.500%	180		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	xx	First	Short Form Policy	Not Applicable	xx	09/xx/2013	xx	Not Applicable	4.000%	$1,665.92	09/xx/2013	Financial Hardship
23644923	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	653	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55180901	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	585	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98516074	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	xx	No		Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.620%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Unavailable	Not Applicable	xx	Unavailable	Unavailable	Not Applicable	4.250%	$792.38	Unavailable	Financial Hardship
2042091	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.000%	480		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86704612	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.340%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	650	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2007	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42352778	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.580%	240		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25504343	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.630%	360		xx	xx		Conventional	ARM		Cash Out	Not Applicable	Not Applicable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11905540	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.787%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	604	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2016	xx	$xxx	2.500%	$361.74	07/xx/2016	Convert Fixed to ARM
82033852	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.130%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	07/xx/2016	xx	Not Applicable	7.755%	$833.22	07/xx/2016	Financial Hardship
89006389	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.250%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	610	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2003	xx	Not Applicable	6.250%	$714.84	07/xx/2003	Financial Hardship
81919120	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	8.040%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	731	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2014	xx	$xxx	6.250%	$1,054.10	02/xx/2014	Financial Hardship
79303830	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	05/xx/2016	xx	$xxx	7.090%	$1,320.88	07/xx/2016	Financial Hardship
58290672	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.000%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	698	674	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55197031	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	603	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	10/xx/2011	xx	$xxx	8.500%	$486.53	11/xx/2011	Financial Hardship
20728312	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.000%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	622	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50535532	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	583	Not Applicable	xx	First	Final policy	Not Applicable	xx	02/xx/2015	xx	Not Applicable	2.000%	$527.72	02/xx/2015	Financial Hardship
33211969	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	08/xx/2011	xx	$xxx	6.000%	$658.94	09/xx/2011	Financial Hardship
18119045	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	632	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	04/xx/2015	xx	Not Applicable	6.625%	$825.67	04/xx/2015	Financial Hardship
76529744	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.125%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	566	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99528831	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	539	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	03/xx/2013	xx	Not Applicable	4.000%	$208.45	03/xx/2013	Financial Hardship
44194394	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.000%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90635993	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.000%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	08/xx/2016	xx	Not Applicable	4.750%	$638.58	11/xx/2016	Financial Hardship
22378580	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.950%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	574	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2012	xx	Not Applicable	2.900%	$768.30	01/xx/2012	Financial Hardship
14281846	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Other		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	5.550%	361		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	702	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	03/xx/2011	xx	Not Applicable	2.760%	$868.19	03/xx/2011	Financial Hardship
71967438	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.560%	361		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2011	xx	$xxx	2.000%	$1,373.92	12/xx/2011	Financial Hardship
8688833	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.590%	361		xx	xx		Conventional	ARM		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	656	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67879327	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.000%	300		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	06/xx/2017	xx	$xxx	3.875%	$488.77	08/xx/2017	Financial Hardship
95714781	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.625%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9964813	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.240%	179		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	04/xx/2011	xx	Not Applicable	7.000%	$382.90	04/xx/2011	Financial Hardship
54996739	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	Not Applicable	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	527	610	xx	First	Final policy	Not Applicable	xx	12/xx/2009	xx	Not Applicable	2.000%	$857.44	01/xx/2010	Financial Hardship
42134936	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	713	656	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57065247	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.200%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	624	588	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83066875	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	9.580%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	06/xx/2011	xx	$xxx	10.375%	$951.84	06/xx/2011	Financial Hardship
77404655	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	560	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2013	xx	Not Applicable	6.250%	2xx	06/xx/2013	Financial Hardship
42575574	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	666	735	xx	First	Final policy	Not Applicable	xx	11/xx/2013	xx	Not Applicable	4.375%	$1,243.04	11/xx/2013	Financial Hardship
81348495	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.500%	480		xx	xx		Conventional	ARM		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	06/xx/2013	xx	Not Applicable	6.875%	$328.04	06/xx/2013	Financial Hardship
46765248	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.980%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90602359	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	5.900%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	625	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73566605	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.490%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	01/xx/2011	xx	Not Applicable	4.500%	$545.71	03/xx/2011	Financial Hardship
69570940	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.940%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	606	656	Unavailable	First	Final policy	Not Applicable	xx	10/xx/2014	xx	Not Applicable	7.160%	$524.58	10/xx/2014	Financial Hardship
54599835	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.050%	180		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	552	Not Applicable	xx	First	Final policy	Not Applicable	xx	10/xx/2015	xx	$xxx	4.125%	$667.96	11/xx/2015	Financial Hardship
20490795	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.880%	480		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6225367	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42002259	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.887%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	12/xx/2014	xx	Not Applicable	2.000%	$1,071.10	12/xx/2014	Financial Hardship
62993637	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.880%	480		xx	xx		Conventional	ARM		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49861411	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.200%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	710	657	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94456917	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$7,943.35	$xx	xx	Unavailable	No	Court Delay	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.630%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	588	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31101244	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2015	xx	Not Applicable	2.000%	$311.29	08/xx/2015	Financial Hardship
14859116	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	10/xx/2017	xx	$xxx	3.875%	$1,079.81	11/xx/2017	Financial Hardship
60395796	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	9.630%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Unavailable	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84624706	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.200%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23130899	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.350%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	02/xx/2015	xx	Not Applicable	7.350%	$1,472.00	03/xx/2015	Financial Hardship
7992154	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.640%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	631	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28916951	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		xx2	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.490%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	658	Not Applicable	Unavailable	First	Commitment	Not Applicable	xx	08/xx/2015	xx	Not Applicable	2.000%	$300.56	09/xx/2015	Financial Hardship
40448935	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.690%	361		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	603	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54813387	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.950%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	574	Not Applicable	xx	First	Final policy	Not Applicable	xx	02/xx/2014	xx	$xxx	3.000%	$1,117.09	04/xx/2014	Financial Hardship
85865372	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.710%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	583	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	02/xx/2010	xx	Not Applicable	3.400%	$1,458.75	03/xx/2010	Financial Hardship
15639275	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	7.890%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21213379	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Second	xx	$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	$xxx	Not Applicable	xx	Not Applicable	$xxx	6.760%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7714040	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$105.88	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.990%	365		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33245708	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.350%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	520	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73631855	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	8.630%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	596	640	Unavailable	First	Final policy	Not Applicable	xx	04/xx/2013	xx	Not Applicable	2.000%	$1,630.13	03/xx/2013	Financial Hardship
83293699	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.490%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Unavailable	Unavailable		Unavailable	Unavailable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	03/xx/2011	xx	Not Applicable	5.000%	$303.06	03/xx/2011	Financial Hardship
33263956	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.125%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Preliminary title policy	Not Applicable	xx	05/xx/2010	xx	$xxx	2.000%	$1,081.09	05/xx/2010	Financial Hardship
94478143	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.850%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	641	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
31655728	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.490%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	12/xx/2011	xx	Not Applicable	5.500%	$620.97	02/xx/2012	Financial Hardship
77300922	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.640%	357		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48648312	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.510%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	621	568	xx	First	Final policy	Not Applicable	xx	08/xx/2013	xx	Not Applicable	4.125%	$1,796.28	08/xx/2013	Financial Hardship
64663838	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.000%	300		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	xx	06/xx/2015	xx	Not Applicable	7.000%	$823.21	07/xx/2015	Financial Hardship
61824373	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	FEMA Disaster	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	7.180%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	723	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80899107	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	5.890%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Commitment	Not Applicable	xx	12/xx/2011	xx	Not Applicable	2.000%	$760.97	12/xx/2017	Financial Hardship
71874438	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.430%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	702	677	xx	First	Unavailable	Not Applicable	xx	12/xx/2009	xx	Not Applicable	2.055%	$1,013.74	01/xx/2010	Financial Hardship
78848198	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	697	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	xx	01/xx/2016	xx	$xxx	4.000%	$412.70	02/xx/2016	Financial Hardship
93861764	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.750%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	667	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	07/xx/2010	xx	$xxx	5.625%	$632.44	08/xx/2010	Financial Hardship
86181152	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85147742	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.380%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
81490162	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.840%	361		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	668	664	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70070601	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89500287	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Modification/Short Sale Pending	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.940%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	711	716	xx	First	Final policy	Not Applicable	xx	12/xx/2015	xx	Not Applicable	3.500%	$1,483.45	01/xx/2016	Financial Hardship
16558648	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.770%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	687	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3733184	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.580%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	718	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2012	xx	$xxx	2.000%	$689.51	03/xx/2012	Financial Hardship
43778314	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$xxx	8.630%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	08/xx/2011	xx	Not Applicable	2.000%	$580.06	08/xx/2011	Financial Hardship
63902326	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.000%	480		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
41378795	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	7.800%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	655	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2014	xx	Not Applicable	2.650%	$1,297.61	03/xx/2014	Financial Hardship
89905261	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.600%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	758	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62328413	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.250%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable			Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	675	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2019	xx	$xxx	4.625%	$1,337.64	08/xx/2019	Financial Hardship
64362897	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		Unavailable	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68126229	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16661671	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	78.780%	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	662	Not Applicable	xx	First	Commitment	Not Applicable	xx	11/xx/2004	xx	Not Applicable	7.125%	$860.21	12/xx/2004	Financial Hardship
48087983	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	699	728	xx	First	Final policy	Not Applicable	xx	04/xx/2014	xx	Not Applicable	6.000%	$654.89	04/xx/2014	Financial Hardship
60188455	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	635	638	xx	First	Final policy	Not Applicable	xx	12/xx/2018	xx	$xxx	4.625%	$302.25	12/xx/2018	Financial Hardship
45318349	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$xxx	7.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	No	xx	xx	30.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	07/xx/2016	xx	$xxx	4.000%	$554.11	07/xx/2016	Financial Hardship
5880048	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.250%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	782	783	xx	First	Short Form Policy	Not Applicable	xx	09/xx/2012	xx	Not Applicable	5.250%	$469.74	11/xx/2012	Financial Hardship
80841575	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.375%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	721	Not Applicable	xx	First	Final policy	Not Applicable	xx	02/xx/2010	xx	Not Applicable	2.500%	$1,481.50	02/xx/2010	Financial Hardship
75309989	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	698	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	02/xx/2016	xx	Not Applicable	4.125%	$1,501.82	04/xx/2016	Financial Hardship
86816443	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2015	xx	Not Applicable	4.250%	$579.45	05/xx/2015	Financial Hardship
56292876	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	09/xx/2015	xx	Not Applicable	4.125%	$789.78	10/xx/2015	Financial Hardship
57329230	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	669	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2014	xx	Not Applicable	6.750%	$226.62	02/xx/2014	Financial Hardship
26180720	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,378.75	$xxx	5.750%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	675	604	xx	First	Final policy	Not Applicable	xx	08/xx/2017	xx	$xxx	3.500%	$977.53	08/xx/2017	Financial Hardship
54222631	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	642	655	xx	First	Final policy	Not Applicable	xx	06/xx/2008	xx	Not Applicable	5.875%	$621.01	07/xx/2008	Financial Hardship
41365277	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	678	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2014	xx	$xxx	4.625%	$440.49	05/xx/2014	Financial Hardship
70569587	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	548	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2018	xx	$xxx	4.000%	$370.75	08/xx/2018	Financial Hardship
46527449	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	Yes	xx	xx	25.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	733	Not Applicable	Unavailable	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37635986	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	672	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	02/xx/2016	xx	Not Applicable	4.000%	$651.14	03/xx/2016	Financial Hardship
23911940	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$xxx	5.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	665	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	08/xx/2018	xx	Not Applicable	4.625%	$1,235.08	09/xx/2018	Financial Hardship
62588653	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,236.67	$xxx	7.000%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	692	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	06/xx/2018	xx	Not Applicable	4.125%	$773.82	08/xx/2018	Financial Hardship
62967161	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	632	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	01/xx/2015	xx	$xxx	4.375%	$128.61	02/xx/2015	Financial Hardship
27170601	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	7.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	646	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2014	xx	Not Applicable	4.500%	$426.01	01/xx/2015	Financial Hardship
77571529	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	682	690	xx	First	Short Form Policy	Not Applicable	xx	05/xx/2017	xx	$xxx	2.000%	$1,167.99	06/xx/2017	Financial Hardship
37899979	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	648	662	xx	First	Final policy	Not Applicable	xx	01/xx/2015	xx	$xxx	4.375%	$1,531.00	02/xx/2015	Financial Hardship
2372938	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	786	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	04/xx/2017	xx	Not Applicable	3.875%	$285.45	06/xx/2017	Financial Hardship
43985232	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	554	Not Applicable	xx	First	Commitment	Not Applicable	xx	05/xx/2017	xx	$xxx	3.250%	$287.01	07/xx/2017	Financial Hardship
37728481	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.500%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	635	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2018	xx	$xxx	4.625%	$484.07	01/xx/2019	Financial Hardship
52501663	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	677	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	04/xx/2013	xx	$xxx	4.250%	$542.84	04/xx/2013	Financial Hardship
60262455	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,844.92	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	674	Not Applicable	xx	First	Unavailable	Not Applicable	xx	06/xx/2012	xx	$xxx	4.625%	$1,330.08	06/xx/2012	Financial Hardship
23340979	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	583	Not Applicable	xx	First	Final policy	Not Applicable	xx	09/xx/2017	xx	$xxx	4.125%	$872.72	10/xx/2017	Financial Hardship
62272904	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,345.63	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	707	xx	First	Final policy	Not Applicable	xx	01/xx/2019	xx	Not Applicable	3.750%	$1,797.61	02/xx/2019	Financial Hardship
31712097	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Dismissal	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	628	Not Applicable	xx	First	Unavailable	Not Applicable	xx	04/xx/2013	xx	Not Applicable	4.000%	$474.40	05/xx/2013	Financial Hardship
45862139	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	7.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	752	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2018	xx	$xxx	4.000%	$1,105.03	07/xx/2018	Financial Hardship
20688338	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	8.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	577	598	xx	First	Short Form Policy	Not Applicable	xx	11/xx/2013	xx	$xxx	4.000%	$397.00	11/xx/2013	Financial Hardship
82621564	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	621	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76206841	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Maine	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	615	653	xx	First	Final policy	Not Applicable	xx	10/xx/2013	xx	Not Applicable	4.000%	$654.38	12/xx/2013	Financial Hardship
66400584	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	5.250%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	623	663	xx	First	Short Form Policy	Not Applicable	xx	03/xx/2016	xx	Not Applicable	4.000%	$584.28	04/xx/2016	Financial Hardship
81255014	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	701	Not Applicable	xx	First	Final policy	Not Applicable	xx	02/xx/2017	xx	Not Applicable	3.500%	$293.43	03/xx/2017	Financial Hardship
35272768	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	608	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	09/xx/2015	xx	$xxx	4.000%	$389.54	10/xx/2015	Financial Hardship
54192790	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	658	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	01/xx/2018	xx	Not Applicable	4.000%	$1,010.91	02/xx/2018	Financial Hardship
83397621	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Other	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	5.875%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	647	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88661783	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2013	xx	Not Applicable	6.375%	$536.02	12/xx/2013	Financial Hardship
78714295	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable			Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	631	654	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94929072	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	5.946%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Unavailable	Not Applicable	xx	08/xx/2016	xx	$xxx	3.750%	$937.43	09/xx/2016	Financial Hardship
10435623	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.625%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	515	557	xx	First	Final policy	Not Applicable	xx	03/xx/2014	xx	$xxx	4.625%	$488.91	03/xx/2014	Financial Hardship
8630123	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	514	557	xx	First	Final policy	Not Applicable	xx	05/xx/2015	xx	Not Applicable	4.125%	$583.76	06/xx/2015	Financial Hardship
62739181	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	771	Not Applicable	xx	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54206380	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		Unavailable	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	709	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2017	xx	$xxx	3.750%	$508.65	06/xx/2017	Change of Terms
77503915	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	xx	First	Final policy	Not Applicable	xx	03/xx/2011	xx	Not Applicable	4.750%	$427.84	04/xx/2011	Financial Hardship
15744264	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	644	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2016	xx	Not Applicable	6.750%	$577.98	02/xx/2016	Financial Hardship
75172239	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.990%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	17.000%	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	640	602	xx	First	Short Form Policy	Not Applicable	xx	11/xx/2014	xx	Not Applicable	5.615%	$1,437.78	12/xx/2014	Financial Hardship
45546007	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	608	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2013	xx	Not Applicable	6.750%	5xx	07/xx/2013	Financial Hardship
49075885	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$xxx	5.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	753	744	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57859855	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$740.40	$xx	xx	Unavailable	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	703	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	05/xx/2014	xx	Not Applicable	6.125%	$494.17	06/xx/2014	Financial Hardship
46038686	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	706	724	xx	First	Final policy	Not Applicable	xx	01/xx/2011	xx	Not Applicable	2.625%	$1,145.30	02/xx/2011	Financial Hardship
82268447	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	578	595	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62062617	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.875%	480		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	696	718	xx	First	Final policy	Not Applicable	xx	08/xx/2015	xx	Not Applicable	2.000%	$367.88	09/xx/2015	Financial Hardship
6173872	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	xx	$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.625%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable		Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71803139	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	641	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	08/xx/2015	xx	Not Applicable	3.875%	$1,615.09	09/xx/2015	Financial Hardship
72559688	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.990%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	07/xx/2010	xx	Not Applicable	5.000%	$1,661.40	08/xx/2010	Financial Hardship
60624315	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$1,332.61	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.740%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	01/xx/2015	xx	Not Applicable	4.500%	$404.85	02/xx/2015	Financial Hardship
35642531	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	670	674	xx	First	Short Form Policy	Not Applicable	xx	07/xx/2015	xx	Not Applicable	5.125%	$1,023.39	08/xx/2015	Financial Hardship
27710950	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Unavailable	$xxx	7.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	09/xx/2012	xx	Not Applicable	7.250%	$332.45	09/xx/2012	Financial Hardship
84869033	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	633	638	xx	First	Final policy	Not Applicable	xx	08/xx/2013	xx	Not Applicable	7.500%	$702.66	08/xx/2013	Financial Hardship
30395161	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.490%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	07/xx/2016	xx	Not Applicable	2.000%	$660.13	08/xx/2016	Financial Hardship
78303683	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	07/xx/2010	xx	Not Applicable	3.750%	$1,761.80	08/xx/2010	Financial Hardship
53355877	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.490%	360		xx	xx		HELOC	Revolving		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	08/xx/2016	xx	Not Applicable	3.500%	$618.60	09/xx/2016	Financial Hardship
51235329	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.740%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	05/xx/2017	xx	Not Applicable	5.375%	$770.36	06/xx/2017	Financial Hardship
83889840	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	5.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2018	xx	Not Applicable	5.625%	$422.10	02/xx/2018	Financial Hardship
43269785	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.990%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76982696	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	676	655	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60118942	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	756	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43350349	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	659	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	08/xx/2014	xx	Not Applicable	2.000%	$675.43	09/xx/2014	Financial Hardship
42293093	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	624	596	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96970989	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	707	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	09/xx/2010	xx	Not Applicable	2.000%	$1,941.60	10/xx/2010	Financial Hardship
90947279	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	664	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27992739	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.990%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	785	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51170631	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	663	709	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33345745	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$1,897.77	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.875%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	728	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	08/xx/2013	xx	Not Applicable	7.875%	$2,895.21	09/xx/2013	Financial Hardship
26309327	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	749	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	01/xx/2016	xx	Not Applicable	2.375%	$401.14	02/xx/2016	Financial Hardship
87326259	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.250%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	720	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2016	xx	Not Applicable	3.375%	$567.80	06/xx/2016	Financial Hardship
4223796	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.500%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	775	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2017	xx	Not Applicable	2.375%	$1,448.98	01/xx/2018	Financial Hardship
65350693	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	702	768	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60330378	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	3.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15274911	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	673	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36924712	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	652	546	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3191	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	649	656	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55443883	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	628	677	xx	First	Final policy	Not Applicable	xx	04/xx/2009	xx	Not Applicable	5.000%	$1,271.62	05/xx/2009	Financial Hardship
2050655	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$1,420.25	$xx	xx	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	636	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	12/xx/2014	xx	$xxx	2.000%	$795.95	01/xx/2015	Financial Hardship
78111412	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	614	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9623229	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Loss Mitigation	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	693	722	xx	First	Short Form Policy	Not Applicable	xx	06/xx/2019	xx	Not Applicable	5.000%	$1,200.62	06/xx/2019	Financial Hardship
38849110	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	631	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2009	xx	Not Applicable	5.750%	$683.36	06/xx/2009	Financial Hardship
57706324	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	721	Not Applicable	Error	First	Final policy	Not Applicable	xx	10/xx/2017	xx	Not Applicable	7.500%	$725.16	11/xx/2017	Change of Terms
53121688	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$1,097.00	$xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	677	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91104604	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	623	Not Applicable	xx	First	Final policy	Not Applicable	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65670977	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Rhode Island	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	759	687	xx	First	Final policy	Not Applicable	xx	11/xx/2013	xx	Not Applicable	4.000%	$690.37	11/xx/2013	Financial Hardship
24481383	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	Yes	Borrower Stalling/Litigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	746	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69692991	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	562	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2010	xx	Not Applicable	6.125%	$1,321.93	12/xx/2010	Financial Hardship
73023245	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.375%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	710	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	02/xx/2012	xx	Not Applicable	3.615%	$872.61	03/xx/2012	Financial Hardship
15364016	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	xx	05/xx/2014	xx	Not Applicable	4.625%	$189.72	05/xx/2014	Financial Hardship
72419380	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	644	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	04/xx/2018	xx	Not Applicable	3.875%	$290.79	04/xx/2018	Financial Hardship
63745277	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.250%	360		xx	xx		Conventional	Fixed		Purchase	Unavailable	Unavailable	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9989610	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.000%	360		xx	xx		Conventional	Fixed		Purchase	Unavailable	Unavailable	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	xx	02/xx/2014	xx	Not Applicable	7.000%	$326.74	03/xx/2014	Financial Hardship
79128167	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	622	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2015	xx	Not Applicable	7.375%	$327.82	01/xx/2016	Financial Hardship
33521405	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Purchase	Unavailable	Unavailable	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Unavailable	Unavailable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	xx	01/xx/2017	xx	Not Applicable	4.750%	$391.55	03/xx/2017	Financial Hardship
12588537	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	Other	xx	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	xx	First	Short Form Policy	Not Applicable	xx	05/xx/2017	xx	$xxx	3.000%	$184.76	07/xx/2017	Financial Hardship
1768685	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20952940	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	638	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2016	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33368538	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.875%	360		xx	xx		Conventional	Fixed		Unavailable	Unavailable	Unavailable	No Documentation					Not Applicable		Unavailable	Not Applicable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45810870	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	5.783%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Unavailable	Not Applicable	xx	10/xx/2019	xx	Not Applicable	5.125%	$902.49	11/xx/2019	Financial Hardship
60636060	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.147%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	737	721	xx	First	Unavailable	Not Applicable	xx	03/xx/2016	xx	$xxx	3.875%	$510.96	04/xx/2016	Financial Hardship
44722046	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.047%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Unavailable	711	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	11/xx/2013	xx	Not Applicable	6.047%	$1,188.34	12/xx/2013	Financial Hardship
5959378	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	630	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2017	xx	$xxx	2.000%	$711.99	05/xx/2017	Financial Hardship
41649327	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Hampshire	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	612	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2017	xx	Not Applicable	6.750%	$366.01	02/xx/2017	Financial Hardship
52048534	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	613	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2016	xx	Not Applicable	2.000%	$582.66	06/xx/2016	Financial Hardship
74986789	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	621	667	xx	First	Final policy	Not Applicable	xx	07/xx/2012	xx	Not Applicable	5.250%	$1,224.01	09/xx/2012	Financial Hardship
7544287	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	510	554	xx	First	Short Form Policy	Not Applicable	xx	03/xx/2011	xx	Not Applicable	7.750%	$527.56	04/xx/2011	Financial Hardship
51352539	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
405174	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	612	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2014	xx	Not Applicable	6.375%	$587.76	12/xx/2014	Financial Hardship
83413943	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	xx	First	Short Form Policy	Not Applicable	xx		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79371091	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	683	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	12/xx/2017	xx	Not Applicable	5.250%	$650.15	01/xx/2018	Financial Hardship
30691949	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	502	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	05/xx/2017	xx	$xxx	4.250%	$451.37	07/xx/2017	Financial Hardship
92563232	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	621	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	04/xx/2014	xx	Not Applicable	6.625%	$458.10	05/xx/2014	Financial Hardship
89149373	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	628	737	xx	First	Final policy	Not Applicable	xx	10/xx/2016	xx	Not Applicable	4.625%	$969.94	11/xx/2016	Financial Hardship
83791022	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Investor	Yes	Yes	No	771	778	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27462990	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	795	796	xx	First	Final policy	Not Applicable	xx	12/xx/2015	xx	Not Applicable	4.375%	$569.20	12/xx/2015	Financial Hardship
50031788	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53108046	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8620791	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.990%	360		xx	xx		Conventional	ARM		Purchase	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	585	594	Unavailable	First	Unavailable	Not Applicable	xx	Unavailable	Unavailable	Unavailable	4.650%	$1,195.83	Unavailable	Financial Hardship
69354384	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2017	xx	Not Applicable	2.000%	$719.72	06/xx/2017	Financial Hardship
33409066	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2014	xx	Not Applicable	5.750%	$1,113.90	07/xx/2014	Financial Hardship
13923863	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.000%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	10/xx/2014	xx	Not Applicable	7.000%	$344.85	10/xx/2014	Financial Hardship
85814581	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	xx	Yes	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	7.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	525	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2007	xx	$xxx	7.500%	$1,633.13	03/xx/2007	Financial Hardship
71564226	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	630	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2010	xx	Not Applicable	2.000%	$1,299.58	05/xx/2010	Financial Hardship
45617311	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	09/xx/2016	xx	Not Applicable	5.625%	$1,058.73	10/xx/2016	Financial Hardship
87120209	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	640	Not Applicable	xx	First	Final policy	Not Applicable	xx	09/xx/2019	xx	$xxx	6.000%	$582.71	09/xx/2019	Financial Hardship
60182854	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	504	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2010	xx	Not Applicable	2.000%	$552.17	12/xx/2010	Financial Hardship
78263683	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	561	Not Applicable	xx	First	Final policy	Not Applicable	xx	02/xx/2017	xx	Not Applicable	3.500%	$791.72	04/xx/2017	Financial Hardship
36086073	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	300		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	09/xx/2019	xx	Not Applicable	5.000%	$395.87	10/xx/2019	Financial Hardship
95498390	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46789937	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	619	626	xx	First	Short Form Policy	Not Applicable	xx	01/xx/2018	xx	Not Applicable	3.875%	$1,194.88	02/xx/2018	Change of Terms
47440949	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$1,868.14	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.500%	480		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53804484	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Unavailable	Not Applicable	xx	07/xx/2014	xx	Not Applicable	4.625%	$571.75	09/xx/2014	Financial Hardship
37992757	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$xx	xx	xx	No	Court Delay	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	638	637	xx	First	Final policy	Not Applicable	xx	11/xx/2014	xx	$xxx	2.000%	$1,187.27	11/xx/2014	Financial Hardship
37710187	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	690	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	03/xx/2015	xx	Not Applicable	4.250%	$678.15	04/xx/2015	Financial Hardship
59495156	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	663	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2014	xx	Not Applicable	5.750%	$768.56	07/xx/2014	Financial Hardship
29399272	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	626	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2016	xx	Not Applicable	6.500%	$622.26	02/xx/2017	Financial Hardship
74543315	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	xx	09/xx/2016	xx	$xxx	3.750%	$977.93	09/xx/2016	Financial Hardship
29779539	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	7.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	643	694	xx	First	Final policy	Not Applicable	xx	06/xx/2019	xx	Not Applicable	7.000%	$1,279.28	09/xx/2019	Financial Hardship
31871060	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	742	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2011	xx	$xxx	2.000%	$980.69	04/xx/2011	Financial Hardship
60776645	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Unavailable	Not Applicable	xx	08/xx/2019	xx	$xxx	4.000%	$909.10	10/xx/2019	Financial Hardship
33506444	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	xx	First	Final policy	Not Applicable	xx	12/xx/2015	xx	Not Applicable	2.125%	$505.77	12/xx/2015	Financial Hardship
21337416	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	xx	First	Final policy	Not Applicable	xx	04/xx/2017	xx	$xxx	2.000%	$561.35	05/xx/2017	Financial Hardship
87531953	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	$1,199.48	$xxx	5.875%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	xx	First	Final policy	Not Applicable	xx	10/xx/2013	xx	Not Applicable	4.000%	$1,033.56	11/xx/2013	Financial Hardship
46516297	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	xx	First	Final policy	Not Applicable	xx	10/xx/2012	xx	Not Applicable	4.625%	$1,736.11	10/xx/2012	Financial Hardship
30468198	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.130%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	No	No	636	Not Applicable	xx	First	Final policy	Not Applicable	xx	10/xx/2014	xx	Not Applicable	4.625%	$1,079.41	11/xx/2014	Financial Hardship
68915306	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	793	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66310678	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	736	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	07/xx/2014	xx	Not Applicable	5.250%	$886.00	08/xx/2014	Financial Hardship
39316	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	639	Not Applicable	xx	First	Final policy	Not Applicable	xx	09/xx/2014	xx	Not Applicable	5.750%	$791.73	10/xx/2014	Financial Hardship
59482431	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	676	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	07/xx/2009	xx	Not Applicable	2.125%	$481.74	09/xx/2009	Financial Hardship
94493559	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.000%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	03/xx/2015	xx	Not Applicable	4.288%	$257.62	04/xx/2015	Financial Hardship
64758821	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Unavailable	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	No	Not Applicable	Unavailable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
86260410	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	Not Applicable	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	300		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	07/xx/2012	xx	Not Applicable	2.000%	$1,098.45	08/xx/2012	Financial Hardship
53612230	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	Yes	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2013	xx	$xxx	4.000%	$1,430.30	06/xx/2013	Financial Hardship
29163333	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No		Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	667	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2010	xx	Not Applicable	2.000%	$387.13	08/xx/2019	Financial Hardship
79414260	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2019	xx	$xxx	4.250%	$940.93	10/xx/2019	Financial Hardship
41649624	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.500%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	654	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2013	xx	Not Applicable	4.000%	$189.72	07/xx/2013	Financial Hardship
26679084	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,478.13	$xxx	5.375%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2012	xx	$xxx	2.000%	$1,028.52	11/xx/2012	Financial Hardship
66768924	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,667.81	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	09/xx/2019	xx	Not Applicable	5.000%	$1,524.04	09/xx/2019	Financial Hardship
58608623	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	06/xx/2017	xx	Not Applicable	4.000%	$1,340.67	07/xx/2017	Financial Hardship
64973114	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$665.86	$xx	xx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.500%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	650	660	xx	First	Final policy	Not Applicable	xx	11/xx/2014	xx	Not Applicable	7.500%	$674.97	12/xx/2014	Financial Hardship
24359563	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	650	719	xx	First	Final policy	Not Applicable	xx	01/xx/2018	xx	$xxx	5.625%	$800.88	02/xx/2018	Financial Hardship
86526014	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	Yes	549	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	12/xx/2016	xx	Not Applicable	4.000%	$424.07	01/xx/2017	Financial Hardship
95637228	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	651	Not Applicable	xx	First	Commitment	Not Applicable	xx	04/xx/2011	xx	$xxx	2.000%	$207.83	04/xx/2011	Change of Terms
98695116	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	603	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2017	xx	Not Applicable	3.500%	$847.83	04/xx/2017	Financial Hardship
9741538	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Unavailable	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	08/xx/2019	xx	$xxx	3.875%	$1,643.09	03/xx/2018	Financial Hardship
30265819	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 12	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	797	778	xx	First	Final policy	Not Applicable	xx	10/xx/2017	xx	$xxx	4.125%	$1,572.72	10/xx/2017	Financial Hardship
83402794	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Hawaii	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	622	607	xx	First	Final policy	Not Applicable	xx	07/xx/2016	xx	$xxx	2.000%	$1,071.38	08/xx/2016	Financial Hardship
65212239	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	630	582	Unavailable	First	Commitment	Not Applicable	xx	09/xx/2014	xx	Not Applicable	2.000%	$294.05	10/xx/2014	Financial Hardship
96960046	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No		Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2012	xx	Not Applicable	4.625%	$764.82	09/xx/2012	Change of Terms
49554461	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	654	667	xx	First	Final policy	Not Applicable	xx	09/xx/2019	xx	Not Applicable	6.875%	$482.83	10/xx/2019	Financial Hardship
20653014	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	01/xx/2015	xx	Not Applicable	7.125%	$394.71	01/xx/2015	Financial Hardship
96564955	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	777	Not Applicable	xx	First	Final policy	Not Applicable	xx		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40032348	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xxe	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12104595	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.500%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2016	xx	Not Applicable	4.000%	$451.11	05/xx/2016	Financial Hardship
94111630	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	673	691	xx	First	Final policy	Not Applicable	xx	04/xx/2015	xx	Not Applicable	6.125%	$306.07	05/xx/2015	Financial Hardship
8160519	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Other	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	695	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1487623	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.188%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	585	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2015	xx	Not Applicable	2.000%	$347.18	05/xx/2015	Financial Hardship
5090634	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.250%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	722	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Unavailable	Unavailable	Not Applicable	Unavailable	$411.58	Unavailable	Financial Hardship
94432410	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	DSCR	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	660	Not Applicable	Unavailable	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11019073	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$xx	xx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	$2,559.85	Unavailable	Unavailable
21506887	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	734	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	08/xx/2015	xx	Not Applicable	4.875%	$833.42	09/xx/2015	Financial Hardship
21511604	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Unavailable	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2010	xx	Not Applicable	2.000%	$551.06	04/xx/2010	Financial Hardship
82618835	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	Yes	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67678039	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$947.58	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.875%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	05/xx/2014	xx	Not Applicable	4.875%	$232.99	05/xx/2014	Financial Hardship
57829253	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	767	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	07/xx/2016	xx	Not Applicable	3.750%	$519.09	08/xx/2016	Financial Hardship
97960822	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	671	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2016	xx	$xxx	2.000%	$367.24	02/xx/2016	Financial Hardship
95197990	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.500%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	11/xx/2016	xx	$xxx	2.000%	$714.60	11/xx/2016	Financial Hardship
37409528	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	708	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2014	xx	Not Applicable	4.500%	$895.66	08/xx/2014	Financial Hardship
21802869	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	700	Not Applicable	xx	First	Commitment	Not Applicable	xx	05/xx/2017	xx	$xxx	3.500%	$532.77	05/xx/2017	Not Applicable
90118122	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68592659	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1912855	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	689	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47504452	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	673	650	xx	First	Final policy	Not Applicable	xx	12/xx/2011	xx	Not Applicable	5.250%	$1,007.28	12/xx/2011	Financial Hardship
33247285	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	718	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63196307	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	630	662	xx	First	Short Form Policy	Not Applicable	xx	11/xx/2015	xx	Not Applicable	3.875%	$1,077.11	01/xx/2016	Financial Hardship
1156846	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	09/xx/2013	xx	$xxx	4.000%	$159.30	10/xx/2013	Financial Hardship
27592904	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	Not Applicable	xx	Secondary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2012	xx	$xxx	4.250%	$502.14	01/xx/2013	Financial Hardship
13746880	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	xx	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	xx87.5	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	656	Not Applicable	xx	xx	Final policy	Not Applicable	xx	03/xx/2017	xx	Not Applicable	3.500%	xx	04/xx/2017	xx Hardship
47315433	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	Not Applicable	Not Applicable	xx	xx	Short Form Policy	Not Applicable	xx	01/xx/2015	xx	Not Applicable	4.625%	xx	02/xx/2015	xx Hardship
20001715	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	xx		$0.00	$xx	xx	Not Applicable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	657	701	xx	xx	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17186128	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	Not Applicable	Not Applicable	xx	xx	Final policy	Not Applicable	xx	09/xx/2017	xx	$xxx	3.625%	xx	10/xx/2017	xx Hardship
53207335	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Prixx	Yes	No	Yes	616	628	xx	xx	Final policy	Not Applicable	xx	01/xx/2014	xx	$xxx	2.000%	$523.69	01/xx/2014	xx Hardship
66975624	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Prixx	Yes	Yes	No	637	627	xx	xx	Short Form Policy	Not Applicable	xx	07/xx/2017	xx	$xxx	3.625%	$929.17	08/xx/2017	xx Hardship
71820571	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	xx	Yes	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Prixx	Not Applicable	Not Applicable	Not Applicable	unavailable	unavailable	xx	xx	Final policy	Not Applicable	xx	08/xx/2015	xx	$xxx	2.000%	$555.85	10/xx/2015	xx Hardship
17829136	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylxxia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	xx	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Not Applicable	Not Applicable	Not Applicable	641	Not Applicable	xx	xx	Final policy	Not Applicable	xx	01/xx/2013	xx	Not Applicable	4.250%	$1,253.07	02/xx/2013	xx Hardship
99903763	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	Not Applicable	Not Applicable	xx	xx	Final policy	Not Applicable	xx	12/xx/2015	xx	$xxx	4.250%	$1,393.76	01/xx/2016	xx Hardship
42835587	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	unavailable	unavailable	xx	xx	Short Form Policy	Not Applicable	xx	03/xx/20xx	xx	$xxx	4.000%	$355.75	05/xx/20xx	xx Hardship
5032520	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	No	No	769	682	xx	xx	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10517799	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylxxia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	xx	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.125%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	571	599	xx	xx	Final policy	Not Applicable	xx	07/xx/2015	xx	Not Applicable	7.125%	$936.50	08/xx/2015	xx Hardship
2016678	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.200%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	575	Not Applicable	xx	xx	Final policy	Not Applicable	xx	08/xx/20xx	xx	Not Applicable	5.000%	$871.10	08/xx/20xx	xx Hardship
59228751	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Not Applicable	Not Applicable	Not Applicable	733	Not Applicable	unavailable	xx	Final policy	Not Applicable	xx	05/xx/2013	xx	Not Applicable	4.000%	$454.23	06/xx/2013	xx Hardship
45344554	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	xx	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	665	533	xx	xx	Final policy	Not Applicable	xx	06/xx/2017	xx	$xxx	3.500%	$1,331.30	07/xx/2017	xx Hardship
22564343	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	xx	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	683	Not Applicable	unavailable	xx	Short Form Policy	Not Applicable	xx	04/xx/2016	xx	$xxx	3.875%	$917.46	05/xx/2016	xx Hardship
32317384	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xxland	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,345.63	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Prixx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Final policy	Not Applicable	xx	02/xx/2016	xx	$xxx	4.000%	$1,416.04	04/xx/2016	xx Hardship
35092511	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter xx	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	unavailable	unavailable	xx	xx	unavailable	Not Applicable	xx	10/xx/2006	xx	$xxx	2.000%	$555.53	12/xx/2010	xx Hardship
39003604	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	665	Not Applicable	xx	xx	Final policy	Not Applicable	xx	02/xx/2004	xx	Not Applicable	6.875%	$378.38	04/xx/2004	xx Hardship
71675891	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	xx	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.463%	xx0		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	530	531	xx	xx	Short Form Policy	Not Applicable	xx	02/xx/2017	xx	Not Applicable	3.500%	$298.86	02/xx/2017	xx Hardship
58928294	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.950%	xx0		xx	xx		Conventional	Fixed		Refinance	xx	xx	unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Not Applicable	Not Applicable	Not Applicable	unavailable	unavailable	unavailable	xx	Final policy	Not Applicable	xx	05/xx/2012	xx	Not Applicable	10.950%	xx7.14	06/xx/2012	xx Hardship
12433667	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	xx		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter xx	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Prixx	Not Applicable	Not Applicable	Not Applicable	unavailable	unavailable	unavailable	xx	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97346284	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Not Applicable	Not Applicable	Not Applicable	673	Not Applicable	unavailable	xx	Final policy	Not Applicable	xx	12/xx/2016	xx	$xxx	3.625%	$1,251.67	01/xx/2017	xx Hardship
16086307	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	xx	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.000%	360		xx	xx		Conventional	Fixed		Purchase	unavailable	unavailable	unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Not Applicable	Not Applicable	Not Applicable	unavailable	unavailable	unavailable	xx	Final policy	Not Applicable	xx	04/xx/2015	xx	Not Applicable	4.625%	$791.58	05/xx/2015	xx Hardship
36448079	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	unavailable	unavailable	xx	xx	Commitment	Not Applicable	xx	01/xx/2013	xx	Not Applicable	5.000%	$408.64	02/xx/2013	xx Hardship
61219610	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Prixx	Yes	Yes	No	unavailable	unavailable	xx	xx	Short Form Policy	Not Applicable	xx	06/xx/2017	xx	Not Applicable	4.250%	$912.31	08/xx/2017	xx Hardship
597666	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylxxia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	unavailable	unavailable	xx	xx	Final policy	Not Applicable	xx	08/xx/20xx	xx	Not Applicable	5.000%	$555.73	09/xx/20xx	xx Hardship
17665659	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	unavailable	unavailable	xx	xx	Final policy	Not Applicable	xx	04/xx/2014	xx	Not Applicable	4.625%	$1,035.45	05/xx/2014	xx Hardship
5351658	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Prixx	Not Applicable	Not Applicable	Not Applicable	626	655	xx	xx	Final policy	Not Applicable	xx	08/xx/2014	xx	Not Applicable	4.625%	$1,020.14	09/xx/2014	xx Hardship
87932527	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	unavailable	unavailable	xx	xx	Short Form Policy	Not Applicable	xx	xx/xx/2017	xx	Not Applicable	3.000%	$493.60	09/xx/2017	xx Hardship
87829361	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylxxia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	673	671	xx	xx	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56461394	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.500%	168		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	680	636	xx	xx	Final policy	Not Applicable	xx	10/xx/2012	xx	Not Applicable	4.500%	$401.82	10/xx/2012	xx Hardship
42656271	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$428.12	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.763%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Prixx	Not Applicable	Not Applicable	Not Applicable	unavailable	unavailable	unavailable	xx	unavailable	Not Applicable	xx	08/xx/2016	xx	Not Applicable	3.750%	$530.43	09/xx/2016	xx Hardship
40655749	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Prixx	Yes	Yes	No	812	Not Applicable	xx	xx	Short Form Policy	Not Applicable	xx	01/xx/2016	xx	Not Applicable	4.375%	404.xx	03/xx/2016	xx Hardship
15153589	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	767	Not Applicable	xx	xx	Short Form Policy	Not Applicable	xx	05/xx/2017	xx	Not Applicable	3.387%	xx73.12	06/xx/2017	xx Hardship
38261734	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Nexxraska	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	xx		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	unavailable	unavailable	xx	xx	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14930617	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alaxxama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.125%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	unavailable	unavailable	xx	xx	Final policy	Not Applicable	xx	xx/xx/2014	xx	Not Applicable	4.500%	$453.39	12/xx/2014	xx Hardship
43448351	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	unavailable	unavailable	xx	xx	unavailable	Not Applicable	xx	12/xx/2013	xx	Not Applicable	3.000%	$669.26	02/xx/2014	xx Hardship
33918709	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.500%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	Yes	723	Not Applicable	xx	xx	Short Form Policy	Not Applicable	xx	10/xx/2010	xx	$xxx	2.000%	$438.37	12/xx/2010	xx Hardship
17337310	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylxxia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	xx	No	xx Order/Mediation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	Not Applicable	Not Applicable	xx	xx	Final policy	Not Applicable	xx	06/xx/2017	xx	$xxx	3.750%	$667.38	08/xx/2017	xx Hardship
34278908	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alaska	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	Not Applicable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,375.00	$xxx	7.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	4 Family	xx	xx	Prixx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	unavailable	xx	Final policy	Not Applicable	xx	09/xx/2016	xx	$xxx	3.875%	$1,707.84	09/xx/2016	xx Hardship
13851892	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	xx	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	654	Not Applicable	xx	xx	Final policy	Not Applicable	xx	12/xx/2017	xx	Not Applicable	3.500%	$1,057.02	02/xx/2017	xx Hardship
45917927	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.524%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	694	Not Applicable	xx	xx	Final policy	Not Applicable	xx	xx/xx/2017	xx	$xxx	4.000%	$1,389.56	01/xx/20xx	xx Hardship
24495773	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	732	742	xx	xx	Final policy	Not Applicable	xx	02/xx/2014	xx	Not Applicable	4.625%	xx77.xx	03/xx/2014	xx Hardship
94752455	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	774	777	xx	xx	Short Form Policy	Not Applicable	xx	12/xx/2014	xx	$xxx	4.500%	$568.70	01/xx/2015	xx Hardship
78518714	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	xx	No	Other	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	671	Not Applicable	xx	xx	Final policy	Not Applicable	xx	06/xx/2013	xx	$xxx	4.000%	xx02.73	07/xx/2013	xx Hardship
26547428	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	609	Not Applicable	xx	xx	Final policy	Not Applicable	xx	03/xx/2015	xx	$xxx	4.250%	$1,287.05	04/xx/2015	xx Hardship
69520832	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	unavailable	Not Applicable	xx	Prixx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	unavailable	xx	Final policy	Not Applicable	xx	06/xx/2017	xx	$xxx	3.250%	$989.84	06/xx/2017	xx Hardship
4941648	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	xx	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	665	686	xx	xx	Final policy	Not Applicable	xx	06/xx/2015	xx	$xxx	2.000%	$730.87	06/xx/2015	xx Hardship
62360396	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alaxxama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$502.10	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	No	No	581	Not Applicable	xx	xx	Final policy	Not Applicable	xx	04/xx/2014	xx	Not Applicable	4.625%	$408.78	04/xx/2014	xx Hardship
47275141	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	unavailable	xx	Short Form Policy	Not Applicable	xx	08/xx/20xx	xx	Not Applicable	4.625%	$869.26	10/xx/20xx	xx Hardship
14265523	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Arxx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	xx	No	bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	xx0		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Not Applicable	Not Applicable	Not Applicable	663	728	xx	xx	unavailable	Not Applicable	xx	10/xx/2015	xx	Not Applicable	6.625%	$245.45	xx/xx/2015	xx Hardship
20521248	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	xx	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	Not Applicable	Not Applicable	xx	xx	Final policy	Not Applicable	xx	04/xx/2016	xx	$xxx	2.000%	$849.72	05/xx/2016	xx Hardship
21778701	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Prixx	Not Applicable	Not Applicable	unavailable	Not Applicable	Not Applicable	unavailable	xx	Final policy	Not Applicable	xx	07/xx/2016	xx	Not Applicable	3.875%	$1,748.56	08/xx/2016	xx Hardship
52311192	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	unavailable	No		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Prixx	Yes	Yes	No	660	Not Applicable	unavailable	xx	Short Form Policy	Not Applicable	xx	06/xx/2017	xx	Not Applicable	2.000%	$726.53	06/xx/2017	xx Hardship
47166897	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	unavailable	No	unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	617	Not Applicable	xx	xx	Final policy	Not Applicable	xx	02/xx/2014	xx	Not Applicable	2.000%	$797.98	02/xx/2014	xx Hardship
16614086	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylxxia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	unavailable	No	Other	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	687	Not Applicable	xx	xx	Final policy	Not Applicable	xx	08/xx/2010	xx	Not Applicable	2.000%	$736.61	08/xx/2010	xx Hardship
13439144	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Prixx	Yes	Yes	No	682	Not Applicable	xx	xx	Short Form Policy	Not Applicable	xx	06/xx/2017	xx	Not Applicable	4.000%	$653.52	07/xx/2017	xx Hardship
73393241	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	689	Not Applicable	xx	xx	Final policy	Not Applicable	xx	12/xx/20xx	xx	$xxx	4.625%	$1,243.58	01/xx/2012	xx Hardship
98728567	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	xx	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Prixx	Yes	Yes	No	706	7xx	xx	xx	Short Form Policy	Not Applicable	xx	03/xx/2017	xx	Not Applicable	3.500%	$980.54	04/xx/2017	xx Hardship
11890427	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	xx		$0.00	$xx	xx	Not Applicable	No	bankruptcy	Chapter xx	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	740	Not Applicable	xx	xx	Final policy	Not Applicable	xx	10/xx/20xx	xx	Not Applicable	5.000%	$1,683.01	xx/xx/20xx	xx Hardship
91472883	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	unavailable		unavailable	unavailable	unavailable		Not Applicable	Single Family	xx	xx	Prixx	unavailable	unavailable	unavailable	739	Not Applicable	xx	xx	Short Form Policy	Not Applicable	xx	06/xx/20xx	xx	Not Applicable	5.500%	$500.36	08/xx/20xx	xx Hardship
29852148	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	4.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Prixx	Not Applicable	Not Applicable	Not Applicable	727	Not Applicable	xx	xx	Short Form Policy	Not Applicable	xx	04/xx/2016	xx	Not Applicable	4.000%	7xx.85	05/xx/2016	xx Hardship
30786448	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	xx	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	Not Applicable	xx	Prixx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Short Form Policy	Not Applicable	xx	06/xx/20xx	xx	Not Applicable	5.000%	$542.07	07/xx/20xx	xx Hardship
25387669	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	7xx	712	xx	xx	Final policy	Not Applicable	xx	02/xx/2017	xx	Not Applicable	3.500%	xx92.41	02/xx/2017	xx Hardship
97974223	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	593	Not Applicable	xx	xx	Final policy	Not Applicable	xx	10/xx/2014	xx	Not Applicable	4.625%	$914.08	xx/xx/2014	xx Hardship
74127471	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	Not Applicable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	645	655	xx	xx	Short Form Policy	Not Applicable	xx	03/xx/2015	xx	$xxx	4.500%	$623.50	03/xx/2015	xx Hardship
74669351	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	598	Not Applicable	xx	xx	Short Form Policy	Not Applicable	xx	04/xx/2016	xx	Not Applicable	4.000%	$333.88	06/xx/2016	xx Hardship
63064332	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	No	Yes	587	Not Applicable	xx	xx	Short Form Policy	Not Applicable	xx	xx/xx/20xx	xx	Not Applicable	4.875%	$338.10	xx/xx/20xx	xx Hardship
40420640	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.990%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	560	493	xx	xx	Short Form Policy	Not Applicable	xx	06/xx/2013	xx	$xxx	4.250%	$716.97	06/xx/2013	xx Hardship
68446881	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	xx	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.900%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Not Applicable	Not Applicable	Not Applicable	530	Not Applicable	xx	xx	Final policy	Not Applicable	xx	12/xx/2017	xx	$xxx	3.875%	899.xx	01/xx/20xx	xx Hardship
15751422	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arxx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	Not Applicable	Not Applicable	xx	xx	Final policy	Not Applicable	xx	02/xx/20xx	xx	Not Applicable	4.625%	$389.34	04/xx/20xx	xx Hardship
11508044	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	Not Applicable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	Not Applicable	Not Applicable	unavailable	xx	Final policy	Not Applicable	xx	xx/xx/2014	xx	Not Applicable	2.000%	$824.66	xx/xx/2014	xx Hardship
71585849	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	xx	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,432.50	$xxx	7.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	627	681	xx	xx	Short Form Policy	Not Applicable	xx	03/xx/2015	xx	Not Applicable	4.375%	xx26.29	04/xx/2015	xx Hardship
69439149	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	Not Applicable	xx	Prixx	Yes	Yes	No	729	Not Applicable	xx	xx	Short Form Policy	Not Applicable	xx	xx/xx/2015	xx	Not Applicable	4.125%	$967.28	12/xx/2015	xx Hardship
40236245	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	unavailable	unavailable	unavailable			Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	unavailable	unavailable	xx	xx	Short Form Policy	Not Applicable	xx	07/xx/2016	xx	$xxx	3.750%	$363.44	08/xx/2016	xx Hardship
88050043	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	Not Applicable	Not Applicable	unavailable	xx	Final policy	Not Applicable	xx	08/xx/20xx	xx	Not Applicable	7.000%	$439.93	10/xx/20xx	xx Hardship
99993955	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	xx	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	588	Not Applicable	xx	xx	Final policy	Not Applicable	xx	09/xx/2015	xx	Not Applicable	7.625%	$692.55	12/xx/2015	xx Hardship
45115306	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Prixx	Not Applicable	Not Applicable	Not Applicable	697	708	xx	xx	Final policy	Not Applicable	xx	06/xx/2015	xx	Not Applicable	4.250%	$987.81	07/xx/2015	xx Hardship
51978573	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	xx	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	unavailable	unavailable	unavailable	Not Applicable		Not Applicable	PUD	xx	xx	Prixx	Yes	Yes	No	715	657	xx	xx	Final policy	Not Applicable	xx	12/xx/2015	xx	Not Applicable	4.125%	$461.26	01/xx/2016	Not Applicable
39826252	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Yes	xx	xx	6.000%			Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	620	Not Applicable	xx	xx	Short Form Policy	Not Applicable	xx	05/xx/2010	xx	$xxx	2.000%	$226.78	06/xx/2010	xx Hardship
43295846	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	xx		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter xx	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	xx	xx	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76632352	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	xx	$9,266.03	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Prixx	Not Applicable	Not Applicable	Not Applicable	626	Not Applicable	xx	xx	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23095796	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	Not Applicable	Not Applicable	xx	xx	Final policy	Not Applicable	xx	04/xx/2015	xx	Not Applicable	2.000%	xx17.23	04/xx/2015	xx Hardship
36820803	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Iowa	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	xx		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	17.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	No	No	Not Applicable	Not Applicable	xx	xx	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12347297	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Final policy	Not Applicable	xx	02/xx/2017	xx	Not Applicable	3.500%	$1,222.43	02/xx/2017	xx Hardship
32977165	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	xx		$0.00	$xx	xx	xx	No	Modification/Short Sale Pending	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Prixx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62502045	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	Not Applicable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Prixx	Yes	Yes	No	623	Not Applicable	xx	xx	Final policy	Not Applicable	xx	01/xx/20xx	xx	Not Applicable	4.125%	$897.89	01/xx/20xx	xx Hardship
83808336	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	No	bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	615	Not Applicable	Not Applicable	xx	Short Form Policy	Not Applicable	xx	02/xx/2015	xx	$xxx	4.500%	xx9.34	03/xx/2015	xx Hardship
39647830	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	xx		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	unavailable	unavailable	xx	xx	Short Form Policy	Not Applicable	xx	xx/xx/2013	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32458493	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	xx		$0.00	$xx	xx	xx	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	667	633	xx	xx	Short Form Policy	Not Applicable	xx	03/xx/2016	xx	Not Applicable	3.875%	xx8.49	04/xx/2016	xx Hardship
97175538	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	17.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Not Applicable	Not Applicable	Not Applicable	657	Not Applicable	xx	xx	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31699958	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	Not Applicable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,063.33	$xxx	5.500%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Prixx	Yes	No	No	Not Applicable	Not Applicable	xx	xx	Final policy	Not Applicable	xx	06/xx/20xx	xx	Not Applicable	4.000%	$895.04	07/xx/20xx	xx Hardship
12287202	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	xx	Yes	borrower is Contesting Foreclosure	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	5.250%	xx0		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	715	696	xx	xx	Final policy	Not Applicable	xx	10/xx/2015	xx	$xxx	4.125%	1381.xx	xx/xx/2015	xx Hardship
40363199	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	unavailable	Yes	xx	xx	30.000%			Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	Not Applicable	Not Applicable	unavailable	xx	Final policy	Not Applicable	xx	08/xx/2016	xx	$xxx	4.000%	$447.10	09/xx/2016	xx Hardship
39826753	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	xx	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	No	No	670	Not Applicable	xx	xx	Final policy	Not Applicable	xx	xx/xx/2013	xx	Not Applicable	4.000%	$460.00	12/xx/2013	xx Hardship
89560087	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	unavailable	No		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Prixx	Yes	Yes	No	714	Not Applicable	unavailable	xx	Final policy	Not Applicable	xx	xx/xx/20xx	xx	$xxx	5.000%	$1,727.22	01/xx/2012	xx Hardship
32071625	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$1,796.67	$xxx	6.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	634	645	xx	xx	Final policy	Not Applicable	xx	10/xx/2016	xx	$xxx	3.625%	$1,659.05	xx/xx/2016	xx Hardship
32149126	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	$1,421.33	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	Not Applicable	Not Applicable	xx	xx	Short Form Policy	Not Applicable	xx	01/xx/2013	xx	Not Applicable	4.250%	xx83.38	02/xx/2013	xx Hardship
37021082	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	xx	Yes	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	7xx	Not Applicable	xx	xx	Final policy	Not Applicable	xx	09/xx/2014	xx	Not Applicable	2.000%	$1,747.98	09/xx/2014	xx Hardship
862689	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	xx	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	No	No	745	Not Applicable	xx	xx	Final policy	Not Applicable	xx	08/xx/2015	xx	$xxx	4.000%	$700.28	09/xx/2015	xx Hardship
83453370	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	South Dakota	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	xx Delay	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	unavailable	unavailable	unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	526	549	xx	xx	Final policy	Not Applicable	xx	05/xx/2015	xx	Not Applicable	4.250%	7xx.56	06/xx/2015	xx Hardship
30022453	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.300%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Prixx	Yes	Yes	No	576	483	unavailable	xx	Short Form Policy	Not Applicable	xx	01/xx/2015	xx	Not Applicable	4.300%	$651.28	02/xx/2015	xx Hardship
71629905	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.999%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	Yes	659	Not Applicable	xx	xx	Final policy	Not Applicable	xx	04/xx/20xx	xx	Not Applicable	5.000%	$478.83	05/xx/20xx	xx Hardship
21851547	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	633	unavailable	xx	xx	Final policy	Not Applicable	xx	05/xx/2017	xx	$xxx	3.250%	$1,263.68	07/xx/2017	xx Hardship
73004463	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	xx	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.775%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	631	Not Applicable	xx	xx	Final policy	Not Applicable	xx	xx/xx/2015	xx	Not Applicable	3.875%	$955.25	01/xx/2016	xx Hardship
2535391	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylxxia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	xx		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	555	Not Applicable	xx	xx	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47968051	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	Not Applicable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	348		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	578	Not Applicable	xx	xx	Short Form Policy	Not Applicable	xx	04/xx/2016	xx	Not Applicable	4.875%	$707.76	06/xx/2016	xx Hardship
32379943	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Prixx	Yes	Yes	No	706	Not Applicable	xx	xx	Short Form Policy	Not Applicable	xx	02/xx/2015	xx	Not Applicable	4.500%	$1,373.93	03/xx/2015	xx Hardship
66712303	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	xx	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	unavailable	No	unavailable	unavailable	unavailable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Prixx	Not Applicable	Not Applicable	No	552	Not Applicable	unavailable	xx	unavailable	Not Applicable	xx	03/xx/2016	xx	Not Applicable	6.125%	$394.62	05/xx/2016	xx Hardship
96096627	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Prixx	Not Applicable	Not Applicable	Not Applicable	590	Not Applicable	xx	xx	Short Form Policy	Not Applicable	xx	06/xx/20xx	xx	Not Applicable	7.625%	$477.33	07/xx/20xx	xx Hardship
41589725	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylxxia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	xx	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Prixx	Not Applicable	Not Applicable	Not Applicable	512	Not Applicable	xx	xx	Final policy	Not Applicable	xx	06/xx/2016	xx	Not Applicable	8.250%	$370.84	04/xx/2023	xx Hardship
63825089	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	664	Not Applicable	xx	xx	Short Form Policy	Not Applicable	xx	09/xx/20xx	xx	Not Applicable	6.250%	$527.49	10/xx/20xx	xx Hardship
72436487	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	unavailable	No	bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	512	632	xx	xx	Final policy	Not Applicable	xx	09/xx/2016	xx	$xxx	2.000%	$882.76	xx/xx/2016	xx Hardship
56994606	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alaxxama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$556.60	$xx	xx	unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	unavailable	unavailable	unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	465	Not Applicable	xx	xx	Short Form Policy	Not Applicable	xx	12/xx/2016	xx	Not Applicable	5.875%	$750.57	02/xx/2017	xx Hardship
2178656	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xxland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	Yes	557	559	xx	xx	Final policy	Not Applicable	xx	07/xx/2015	xx	Not Applicable	4.000%	$1,206.12	08/xx/2015	xx Hardship
41700194	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	Not Applicable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	672	636	xx	xx	Final policy	Not Applicable	xx	01/xx/20xx	xx	$xxx	3.875%	xx98.78	03/xx/20xx	xx Hardship
5100217	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Not Applicable	Not Applicable	Not Applicable	606	Not Applicable	xx	xx	Final policy	Not Applicable	xx	08/xx/2017	xx	Not Applicable	4.250%	xx65.5	09/xx/2017	xx Hardship
42642865	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$xx	xx	unavailable	No	unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	5xx	Not Applicable	xx	xx	Final policy	Not Applicable	xx	xx/xx/2012	xx	$xxx	4.250%	$651.35	12/xx/2012	xx Hardship
51420401	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	xx Order/Mediation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	unavailable	No	unavailable	unavailable	unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	No	No	582	Not Applicable	unavailable	xx	Final policy	Not Applicable	xx	08/xx/20xx	xx	$xxx	4.375%	$967.84	09/xx/20xx	xx Hardship
74937864	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Purchase	unavailable	unavailable	unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Prixx	Not Applicable	Not Applicable	Not Applicable	553	unavailable	unavailable	xx	Final policy	Not Applicable	xx	05/xx/2017	xx	$xxx	3.250%	$689.27	06/xx/2017	xx Hardship
25340510	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	678	720	unavailable	xx	unavailable	Not Applicable	xx	04/xx/2015	xx	Not Applicable	4.250%	$715.00	06/xx/2015	xx Hardship
50935687	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.250%	480		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	unavailable	unavailable	unavailable			Not Applicable	Single Family	xx	xx	Prixx	Not Applicable	Not Applicable	No	476	unavailable	xx	xx	Final policy	Not Applicable	xx	01/xx/2017	xx	$xxx	3.500%	$1,559.00	02/xx/2017	xx Hardship
4207744	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	unavailable	unavailable	unavailable			Not Applicable	2 Family	xx	xx	Prixx	Yes	Yes	No	586	Not Applicable	xx	xx	Final policy	Not Applicable	xx	04/xx/2013	xx	$xxx	4.000%	$423.30	04/xx/2013	xx Hardship
69486356	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	xx		$0.00	$xx	xx	xx	No	bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No	unavailable	unavailable	unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	unavailable	Not Applicable	unavailable	xx	Final policy	Not Applicable	xx	03/xx/2015	xx	Not Applicable	4.250%	$587.09	05/xx/2015	xx Hardship
50237413	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	xx	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Not Applicable	Not Applicable	Not Applicable	unavailable	Not Applicable	xx	xx	Final policy	Not Applicable	xx	01/xx/2015	xx	$xxx	2.000%	503.xx	01/xx/2015	xx Hardship
56064229	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	657	Not Applicable	xx	xx	Short Form Policy	Not Applicable	xx	03/xx/2017	xx	Not Applicable	3.500%	$508.92	04/xx/2017	xx Hardship
79902811	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	xx	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	686	Not Applicable	xx	xx	Final policy	Not Applicable	xx	06/xx/2014	xx	$xxx	4.625%	$557.32	07/xx/2014	xx Hardship
11202706	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$xx	xx	unavailable	No	Missing Documents	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	unavailable	Yes	xx	xx	35.000%			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Prixx	Yes	Yes	Yes	645	Not Applicable	unavailable	xx	Final policy	Not Applicable	xx	01/xx/2016	xx	Not Applicable	5.875%	$598.88	03/xx/2016	xx Hardship
43220738	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%			Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	606	Not Applicable	xx	xx	Short Form Policy	Not Applicable	xx	12/xx/2012	xx	$xxx	4.250%	$433.47	01/xx/2013	xx Hardship
85297704	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	Not Applicable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Purchase	unavailable	unavailable	unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Not Applicable	Not Applicable	Not Applicable	537	Not Applicable	unavailable	xx	Short Form Policy	Not Applicable	xx	09/xx/2015	xx	Not Applicable	5.750%	$800.83	09/xx/2015	xx Hardship
94788990	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	xx	Yes	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	xx%	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	No	No	Not Applicable	Not Applicable	unavailable	xx	Final policy	Not Applicable	xx	12/xx/2017	xx	$xxx	3.625%	$517.72	12/xx/2017	xx Hardship
88229981	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	3.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	Not Applicable	Not Applicable	xx	xx	Short Form Policy	Not Applicable	xx	06/xx/2016	xx	Not Applicable	3.875%	$653.16	08/xx/2016	xx Hardship
91765534	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Lxxiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Purchase	unavailable	unavailable	No Documentation	No	unavailable	unavailable	unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	unavailable	xx	Short Form Policy	Not Applicable	xx	04/xx/2016	xx	Not Applicable	5.750%	$289.12	06/xx/2016	xx Hardship
98713334	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	unavailable	unavailable	unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	Not Applicable	Not Applicable	xx	xx	Final policy	Not Applicable	xx	10/xx/2014	xx	$xxx	4.625%	xx53.07	xx/xx/2014	xx Hardship
47532601	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	unavailable	unavailable	unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		xx	Short Form Policy	Not Applicable	xx	07/xx/20xx	xx	$xxx	5.000%	$594.46	09/xx/20xx	xx Hardship
8008046	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Lxxiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	unavailable	unavailable	unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Short Form Policy	Not Applicable	xx	08/xx/2016	xx	Not Applicable	6.500%	277.xx	09/xx/2016	xx Hardship
91773806	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	Not Applicable	Not Applicable	xx	xx	Short Form Policy	Not Applicable	xx	12/xx/2012	xx	Not Applicable	4.250%	$406.58	01/xx/2013	xx Hardship
74202881	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Alaxxama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	Not Applicable	Not Applicable	xx	xx	Short Form Policy	Not Applicable	xx	01/xx/2016	xx	Not Applicable	7.250%	$143.75	02/xx/2016	xx Hardship
39089378	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$806.67	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Prixx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	Final policy	Not Applicable	xx	10/xx/2014	xx	Not Applicable	4.625%	$660.10	xx/xx/2014	xx Hardship
37522410	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Lxxiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx	xx	$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Prixx	Yes	Yes	Yes	Not Applicable	Not Applicable	unavailable	xx	Final policy	Not Applicable	xx	xx/xx/2016	xx	Not Applicable	3.625%	$360.64	12/xx/2016	xx Hardship
8777002	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	xx	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	Not Applicable	Not Applicable	xx	xx	Final policy	Not Applicable	xx	08/xx/20xx	xx	Not Applicable	2.000%	xx8.25	07/xx/20xx	xx Hardship
40477224	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylxxia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	xx	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	unavailable	unavailable	unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	Not Applicable	Not Applicable	xx	xx	Final policy	Not Applicable	xx	12/xx/2015	xx	$xxx	4.000%	$331.63	01/xx/2016	xx Hardship
38753527	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	Not Applicable	Not Applicable	xx	xx	Short Form Policy	Not Applicable	xx	01/xx/2014	xx	Not Applicable	4.625%	$493.93	02/xx/2014	xx Hardship
84923145	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	unavailable	unavailable	unavailable			Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	Not Applicable	Not Applicable	xx	xx	Final policy	Not Applicable	xx	10/xx/20xx	xx	$xxx	5.000%	$590.02	12/xx/20xx	xx Hardship
22815107	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	xx		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Prixx	Yes	Yes	No	Not Applicable	Not Applicable	unavailable	xx	Final policy	Not Applicable	xx	08/xx/20xx	xx	Not Applicable	3.250%	$917.39	10/xx/20xx	xx Hardship
66413317	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	xx		$0.00	$xx	xx	unavailable	No	bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	unavailable	Not Applicable	unavailable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Prixx	Yes	Yes	No	unavailable	Not Applicable	xx	xx	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98041889	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,088.85	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	706	Not Applicable	xx	First	Unavailable	Not Applicable	xx	01/xx/2017	xx	$xxx	2.000%	$1,244.10	01/xx/2017	Financial Hardship
5389310	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	03/xx/2016	xx	Not Applicable	7.250%	$451.87	04/xx/2016	Financial Hardship
72516636	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	671	Not Applicable	xx	First	Final policy	Not Applicable	xx	10/xx/2013	xx	$xxx	4.000%	$500.33	11/xx/2013	Financial Hardship
57500297	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$215.54	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	Fixed		Purchase	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	508	579	Unavailable	First	Final policy	Not Applicable	xx	08/xx/2017	xx	$xxx	4.250%	$795.58	09/xx/2017	Financial Hardship
71599030	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	703	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	05/xx/2016	xx	Not Applicable	4.000%	$850.43	07/xx/2016	Financial Hardship
46368369	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	xx	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2017	xx	$xxx	4.000%	$619.45	12/xx/2017	Financial Hardship
338618	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	480		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	525	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2016	xx	Not Applicable	3.625%	$763.87	12/xx/2016	Financial Hardship
58454348	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	480		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	Yes	xx	xx	20.000%	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	650	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	05/xx/2013	xx	$xxx	3.000%	$509.97	05/xx/2013	Financial Hardship
98487767	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,298.51	$xxx	7.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	539	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2010	xx	$xxx	2.000%	$608.42	04/xx/2010	Financial Hardship
1340862	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	688	Not Applicable	xx	First	Final policy	Not Applicable	xx	09/xx/2017	xx	$xxx	3.712%	$759.42	11/xx/2017	Financial Hardship
81671715	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	455	632	Unavailable	First	Final policy	Not Applicable	xx	10/xx/2017	xx	$xxx	3.000%	$893.68	11/xx/2017	Financial Hardship
1471528	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	660	635	xx	First	Final policy	Not Applicable	xx	11/xx/2015	xx	$xxx	4.125%	$1,476.17	12/xx/2015	Financial Hardship
40649246	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	$2,236.16	$xxx	7.625%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	703	Not Applicable	xx	First	Final policy	Not Applicable	xx	09/xx/2019	xx	$xxx	4.375%	$1,527.09	10/xx/2019	Financial Hardship
45181129	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	629	Unavailable	xx	First	Short Form Policy	Not Applicable	xx	06/xx/2011	xx	Not Applicable	2.000%	$595.90	06/xx/2011	Financial Hardship
78192231	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	640	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2016	xx	$xxx	2.000%	$318.35	12/xx/2016	Financial Hardship
66687101	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	633	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	08/xx/2017	xx	$xxx	4.125%	$565.20	10/xx/2017	Financial Hardship
38304390	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	684	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	01/xx/2016	xx	$xxx	4.250%	$352.00	03/xx/2016	Financial Hardship
18955045	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	517	505	xx	First	Short Form Policy	Not Applicable	xx	07/xx/2016	xx	Not Applicable	3.750%	$834.76	08/xx/2016	Financial Hardship
28365983	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	480		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2014	xx	$xxx	4.500%	$1,239.24	12/xx/2014	Financial Hardship
4899087	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	566	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	12/xx/2016	xx	Not Applicable	3.625%	$239.01	01/xx/2017	Financial Hardship
3787587	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	558	730	xx	First	Short Form Policy	Not Applicable	xx	10/xx/2014	xx	Not Applicable	2.000%	$280.38	10/xx/2014	Financial Hardship
75631686	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	519	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	10/xx/2017	xx	Not Applicable	Not Applicable	Not Applicable	12/xx/2017	Financial Hardship
25712257	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	536	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	06/xx/2016	xx	Not Applicable	3.875%	$624.73	07/xx/2016	Financial Hardship
55362585	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.749%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2014	xx	Not Applicable	4.625%	$1,315.17	06/xx/2014	Financial Hardship
53408179	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2008	xx	Not Applicable	8.500%	$1,642.68	09/xx/2008	Financial Hardship
76032725	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,612.85	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2019	xx	$xxx	3.500%	$971.00	10/xx/2019	Financial Hardship
65166332	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	02/xx/2016	xx	Not Applicable	4.000%	$548.55	03/xx/2016	Financial Hardship
98975081	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.850%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	02/xx/2013	xx	Not Applicable	4.000%	$1,595.72	02/xx/2013	Financial Hardship
63796327	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.300%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	12/xx/2012	xx	$xxx	4.000%	$1,614.91	12/xx/2012	Financial Hardship
35316912	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.320%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2014	xx	Not Applicable	9.320%	$1,443.03	05/xx/2014	Financial Hardship
44542243	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.875%	240		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	633	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	09/xx/2019	xx	Not Applicable	4.875%	$1,223.65	10/xx/2019	Financial Hardship
94806225	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.750%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Commitment	Not Applicable	xx	09/xx/2013	xx	$xxx	6.000%	$1,084.94	09/xx/2013	Financial Hardship
26660271	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.450%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Unavailable	Not Applicable	xx	09/xx/2008	xx	Not Applicable	7.450%	Unavailable	10/xx/2008	Convert ARM to Fixed
72194665	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$xx	xx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.250%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80362971	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.850%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	08/xx/2018	xx	Not Applicable	4.500%	$567.91	10/xx/2018	Financial Hardship
15593309	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable		First	Final policy	Not Applicable	xx	09/xx/2013	xx	$xxx	3.750%	$345.39	09/xx/2013	Financial Hardship
58062315	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Missing Documents	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4531425	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		First	Short Form Policy	Not Applicable	xx	10/xx/2011	xx	$xxx	5.000%	$1,127.92	10/xx/2011	Financial Hardship
10214236	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Other		$0.00	$xx	xx	xx	Yes	Borrower is Contesting Foreclosure	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2014	xx	Not Applicable	2.000%	$794.66	04/xx/2014	Financial Hardship
64105484	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60287198	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	20.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	02/xx/2017	xx	Not Applicable	2.625%	$341.78	04/xx/2017	Financial Hardship
87874031	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2015	xx	Not Applicable	2.750%	$919.74	08/xx/2015	Financial Hardship
35307674	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	630	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18348157	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	621	628	xx	First	Final policy	Not Applicable	xx	01/xx/2015	xx	Not Applicable	6.500%	$107.35	01/xx/2015	Financial Hardship
77474995	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	Yes	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Refinance	Not Applicable	Not Applicable	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2015	xx	$xxx	4.375%	$1,303.04	02/xx/2015	Financial Hardship
24594166	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,511.72	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2014	xx	$xxx	4.625%	$973.61	11/xx/2014	Financial Hardship
1314300	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Verification of Stated Income or Assets	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	03/xx/2017	xx	$xxx	3.500%	$1,835.94	03/xx/2017	Financial Hardship
86458416	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Idaho	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.950%	360		xx	xx		Conventional	Step		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	09/xx/2014	xx	Not Applicable	4.000%	$721.89	10/xx/2014	Financial Hardship
64784971	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.250%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	06/xx/2014	xx	$xxx	5.000%	$318.19	09/xx/2014	Financial Hardship
5236976	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Unavailable	$xxx	10.850%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2014	xx	$xxx	5.000%	$445.64	01/xx/2015	Change of Terms
26637453	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$278.04	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.900%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Mobile Home	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	03/xx/2014	xx	$xxx	5.500%	$648.19	03/xx/2014	Financial Hardship
21886221	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.190%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	06/xx/2014	xx	$xxx	4.000%	$584.16	07/xx/2014	Financial Hardship
36259255	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.700%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	02/xx/2014	xx	Not Applicable	4.000%	$402.99	03/xx/2014	Financial Hardship
87119812	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2017	xx	Not Applicable	4.375%	$789.76	05/xx/2017	Financial Hardship
53896921	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.250%	480		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27326065	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.990%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2012	xx	Not Applicable	8.865%	$456.25	08/xx/2012	Financial Hardship
23431044	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2010	xx	Not Applicable	5.375%	$1,806.69	12/xx/2010	Financial Hardship
74452087	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2010	xx	Not Applicable	2.000%	$446.25	06/xx/2010	Financial Hardship
9720724	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.375%	480		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	683	Not Applicable	xx	First	Preliminary title policy	Not Applicable	xx	10/xx/2009	xx	$xxx	2.000%	$1,416.96	10/xx/2009	Financial Hardship
44088214	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.875%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9703131	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.000%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Not Applicable	No	578	Not Applicable	xx	First	Commitment	Not Applicable	xx	03/xx/2017	xx	Not Applicable	4.500%	$335.36	03/xx/2017	Financial Hardship
1312660	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Court Order/Mediation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.900%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	08/xx/2014	xx	Not Applicable	4.875%	$1,298.98	08/xx/2014	Change ARM Terms
13012537	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.385%	240		xx	xx		Conventional	Fixed		Purchase			Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	xx	05/xx/2015	xx	$xxx	4.000%	$638.24	06/xx/2015	Financial Hardship
74801749	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2015	xx	Not Applicable	4.625%	$1,055.81	01/xx/2015	Financial Hardship
62073884	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	Yes	Court Delay	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No		Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44356628	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2013	xx	Not Applicable	4.000%	$1,298.57	12/xx/2013	Financial Hardship
10169147	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2016	xx	Not Applicable	4.000%	$454.16	04/xx/2016	Financial Hardship
69316077	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.390%	240		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
5290252	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.730%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10645728	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.740%	480		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	03/xx/2017	xx	$xxx	2.615%	$774.88	02/xx/2017	Financial Hardship
52349682	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	Not Applicable	xx	First	Unavailable	Not Applicable	xx	09/xx/2013	xx	Not Applicable	4.000%	$219.18	11/xx/2013	Financial Hardship
32183364	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	06/xx/2015	xx	Not Applicable	6.000%	$320.81	04/xx/2015	Financial Hardship
90367358	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable		Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2014	xx	Not Applicable	4.500%	$419.32	10/xx/2014	Financial Hardship
12828799	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.000%	360		xx	xx		FHA	Fixed		Purchase	Unavailable	Unavailable	Unavailable	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86057291	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.990%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42842640	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.425%	480		xx	xx		Conventional	Fixed		Refinance	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	01/xx/2015	xx	$xxx	2.000%	$455.85	01/xx/2015	Financial Hardship
1574893	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,437.12	$xxx	5.750%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2015	xx	Not Applicable	4.000%	$1,570.40	08/xx/2015	Financial Hardship
93173971	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	480		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66715929	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$xx	xx	Unavailable	No	Court Delay	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58834394	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2013	xx	$xxx	4.250%	$1,027.74	03/xx/2013	Financial Hardship
2568877	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	01/xx/2013	xx	$xxx	4.250%	$533.57	01/xx/2013	Financial Hardship
50618573	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,919.17	$xxx	6.375%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2016	xx	$xxx	3.750%	$1,234.88	08/xx/2016	Financial Hardship
42818179	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	09/xx/2015	xx	$xxx	2.000%	$522.50	08/xx/2015	Financial Hardship
50081428	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	300		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2015	xx	Not Applicable	4.250%	$616.91	06/xx/2015	Financial Hardship
13964643	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$845.67	$xxx	7.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	02/xx/2010	xx	$xxx	2.000%	$380.52	02/xx/2010	Financial Hardship
23718168	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2015	xx	Not Applicable	3.750%	$1,451.06	10/xx/2015	Financial Hardship
86106620	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.625%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26033392	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Purchase	Unavailable	Unavailable	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
94881837	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.800%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable		First	Commitment	Not Applicable	xx	06/xx/2015	xx	$xxx	3.250%	$146.11	06/xx/2015	Financial Hardship
49305604	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$xx	xx	xx	Yes	Borrower Stalling/Litigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Reduced	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61710400	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	7.990%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Preliminary title policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26685746	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.390%	360		xx	xx		Conventional	Fixed		Refinance	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	07/xx/2015	xx	$xxx	3.695%	$515.73	07/xx/2015	Financial Hardship
14071979	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.050%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
78825552	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.390%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	05/xx/2017	xx	$xxx	7.000%	$2,672.99	05/xx/2017	Financial Hardship
84808103	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.140%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2017	xx	Not Applicable	6.000%	$536.58	09/xx/2017	Financial Hardship
35119432	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	05/xx/2015	xx	$xxx	3.875%	$373.88	05/xx/2015	Financial Hardship
75738096	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.550%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	xx	Unavailable	0.000%	$400.00	Unavailable	Financial Hardship
11877134	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.490%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2017	xx	Not Applicable	5.500%	$276.43	06/xx/2017	Financial Hardship
11181818	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$561.70	$xxx	6.000%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2015	xx	$xxx	4.000%	$488.99	06/xx/2015	Financial Hardship
7572820	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$1,456.75	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.950%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2014	xx	Not Applicable	4.750%	$1,044.11	11/xx/2014	Financial Hardship
97139271	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.990%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	04/xx/2016	xx	$xxx	3.500%	$623.70	04/xx/2016	Financial Hardship
76363843	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.560%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	02/xx/2011	xx	Not Applicable	1.000%	$343.51	03/xx/2011	Financial Hardship
25727873	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.550%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	10/xx/2012	xx	Not Applicable	4.124%	$506.66	12/xx/2012	Financial Hardship
27083226	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 11	xx	$xxx	Not Applicable	xx	Not Applicable	$xxx	7.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	25.000%	Not Applicable		Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	09/xx/2013	xx	Not Applicable	2.244%	$281.26	11/xx/2013	Financial Hardship
25199117	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$1,638.54	$xxx	6.875%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Reduced	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	10/xx/2011	xx	$xxx	3.000%	$995.91	11/xx/2011	Financial Hardship
94320928	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2011	xx	$xxx	2.000%	$1,034.13	08/xx/2011	Financial Hardship
87884392	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	711	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2012	xx	$xxx	2.000%	$557.68	08/xx/2012	Financial Hardship
85510665	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
589127	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,137.50	$xxx	7.500%	360		xx	xx		Conventional	Fixed		Purchase	Unavailable	Unavailable	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	05/xx/2010	xx	$xxx	5.375%	$633.05	05/xx/2010	Financial Hardship
98130987	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,406.25	$xxx	6.250%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2016	xx	$xxx	3.875%	$981.20	07/xx/2016	Convert ARM to Fixed
81261951	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2017	xx	$xxx	3.875%	$1,094.42	06/xx/2017	Financial Hardship
62496302	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	10/xx/2016	xx	Not Applicable	3.625%	$783.34	11/xx/2016	Financial Hardship
7161129	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.547%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	03/xx/2009	xx	$xxx	3.120%	$1,913.68	05/xx/2019	Financial Hardship
29196507	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.560%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2011	xx	$xxx	5.255%	$1,797.79	08/xx/2011	Financial Hardship
93910725	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.240%	180		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	04/xx/2014	xx	$xxx	5.000%	$2,107.20	06/xx/2014	Financial Hardship
56991212	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.450%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	07/xx/2017	xx	$xxx	4.000%	$915.96	08/xx/2017	Financial Hardship
38080854	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	Yes	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.790%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2012	xx	$xxx	3.875%	$879.23	02/xx/2012	Financial Hardship
88917197	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.770%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	06/xx/2014	xx	Not Applicable	2.760%	$2,255.81	06/xx/2014	Financial Hardship
37334713	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.910%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	07/xx/2013	xx	$xxx	2.000%	$1,124.28	07/xx/2013	Financial Hardship
7287487	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	Yes	FC Contested - Counterclaim filed	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.500%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	10/xx/2012	xx	$xxx	2.000%	$323.77	11/xx/2012	Financial Hardship
2279761	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.950%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75993902	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$298.31	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.500%	360		xx	xx		Conventional	ARM		Cash Out	Not Applicable	Not Applicable	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	04/xx/2015	xx	Not Applicable	2.000%	$449.39	03/xx/2015	Financial Hardship
65538916	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$293.10	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49315204	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$2,132.41	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.600%	331		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Mobile Home	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
87773693	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		FHA	Fixed		Purchase	Unavailable	Unavailable	No Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	02/xx/2015	xx	Not Applicable	4.375%	$237.27	03/xx/2015	Financial Hardship
16034767	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.250%	360		xx	xx		Conventional	Fixed		Purchase	Unavailable	Unavailable	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
23466675	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.740%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	08/xx/2002	xx	Not Applicable	10.740%	$767.77	08/xx/2002	Change of Terms
31010305	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.051%	480		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	12/xx/2015	xx	$xxx	2.000%	$1,308.53	12/xx/2015	Financial Hardship
33787222	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	2.000%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	589	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	07/xx/2012	xx	Not Applicable	2.646%	$958.62	07/xx/2012	Financial Hardship
99927506	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	xx	06/xx/2019	xx	$xxx	4.450%	$823.30	07/xx/2019	Financial Hardship
99396628	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Montana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	06/xx/2011	xx	$xxx	2.250%	$1,269.52	06/xx/2011	Financial Hardship
50106692	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.000%	360		xx	xx		Conventional	ARM		Purchase	Unavailable	Unavailable	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	08/xx/2016	xx	Not Applicable	3.250%	$688.85	08/xx/2016	Financial Hardship
138597	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	1.000%	360		xx	xx		Conventional	ARM		Cash Out	Unavailable	Unavailable	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	10/xx/2011	xx	$xxx	2.000%	$1,540.73	10/xx/2011	Financial Hardship
57249891	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$979.17	$xxx	5.875%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	08/xx/2015	xx	Not Applicable	3.250%	$772.46	08/xx/2015	Financial Hardship
81969994	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	ARM		Purchase	Unavailable	Unavailable	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	01/xx/2010	xx	$xxx	2.000%	$945.71	02/xx/2010	Financial Hardship
16605871	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,516.67	$xxx	7.000%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	4 Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	02/xx/2017	xx	$xxx	3.000%	$1,049.79	03/xx/2017	Financial Hardship
82894167	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.990%	480		xx	xx		Conventional	ARM		Cash Out	Unavailable	Unavailable	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	03/xx/2012	xx	$xxx	2.000%	$768.57	03/xx/2012	Financial Hardship
27863928	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	07/xx/2013	xx	$xxx	4.125%	$201.02	07/xx/2013	Financial Hardship
35543105	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.000%	360		xx	xx		Conventional	ARM		Cash Out	Not Applicable	Not Applicable	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	02/xx/2015	xx	$xxx	4.250%	$877.65	02/xx/2015	Financial Hardship
72401171	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$3,000.00	$xxx	7.500%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	06/xx/2011	xx	$xxx	2.000%	$1,537.02	06/xx/2011	Financial Hardship
49308414	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.625%	360		xx	xx		Conventional	ARM		Cash Out	Unavailable	Unavailable	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	xx	$xxx	4.750%	$1,237.29	11/xx/2014	Financial Hardship
95018385	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,238.15	$xxx	7.250%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76732463	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.625%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	10/xx/2008	xx	Not Applicable	6.125%	$1,664.60	12/xx/2008	Financial Hardship
66150528	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable		20.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	06/xx/2017	xx	$xxx	4.090%	$971.90	06/xx/2017	Financial Hardship
14326798	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	$4,819.53	$xxx	7.750%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2380034	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$11,863.39	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	No Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	09/xx/2013	xx	Not Applicable	3.500%	$1,270.93	10/xx/2013	Financial Hardship
52377091	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	648	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74367045	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$21,628.91	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.750%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Reduced	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70257672	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.100%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Reduced	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37376264	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	360		xx	xx		FHA	Fixed		Purchase	Unavailable	Unavailable	No Documentation	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	PUD	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	05/xx/2016	xx	$xxx	3.000%	$656.63	05/xx/2016	Financial Hardship
40655364	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$2,128.63	$xx	xx	Unavailable	No	Dismissal	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.750%	360		xx	xx		FHA	Fixed		Purchase	Unavailable	Unavailable	No Documentation	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	07/xx/2019	xx	$xxx	6.000%	$269.86	08/xx/2019	Financial Hardship
52746758	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	13.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2014	xx	Not Applicable	4.125%	$282.64	06/xx/2014	Financial Hardship
95035290	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66709038	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.315%	480		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	544	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2014	xx	Not Applicable	5.750%	$825.45	03/xx/2014	Financial Hardship
94490092	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$4,215.95	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.350%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2013	xx	Not Applicable	2.625%	$1,035.80	09/xx/2013	Financial Hardship
39335666	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.950%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	09/xx/2012	xx	$xxx	2.000%	$761.31	10/xx/2012	Financial Hardship
83311590	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	609	531	Unavailable	First	Final policy	Not Applicable	xx	06/xx/2015	xx	Not Applicable	8.375%	$866.64	06/xx/2015	Financial Hardship
13936947	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79075262	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.700%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	767	770	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67390094	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.600%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2018	xx	Not Applicable	5.600%	$753.53	02/xx/2018	Financial Hardship
74303368	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2017	xx	Not Applicable	3.875%	$363.20	06/xx/2017	Financial Hardship
96637828	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	603	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	04/xx/2017	xx	Not Applicable	4.250%	$615.94	05/xx/2017	Financial Hardship
21477638	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	02/xx/2017	xx	Not Applicable	3.500%	$285.54	02/xx/2017	Financial Hardship
35844208	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2015	xx	Not Applicable	6.000%	$848.38	05/xx/2015	Change of Terms
27405369	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$900.00	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	06/xx/2014	xx	$xxx	2.000%	$555.59	06/xx/2014	Financial Hardship
37615200	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8213508	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2017	xx	Not Applicable	6.250%	$1,001.88	01/xx/2018	Financial Hardship
82110658	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Secondary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36782214	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2015	xx	Not Applicable	4.125%	$677.37	09/xx/2015	Financial Hardship
81752170	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	03/xx/2016	xx	Not Applicable	5.625%	$686.06	05/xx/2016	Financial Hardship
54330863	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2014	xx	Not Applicable	5.375%	$828.08	01/xx/2015	Financial Hardship
99367546	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2016	xx	Not Applicable	4.000%	$319.52	05/xx/2016	Financial Hardship
98064388	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Unavailable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	xx	08/xx/2012	xx	Not Applicable	5.000%	$520.98	09/xx/2012	Financial Hardship
701285	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	04/xx/2018	xx	Not Applicable	4.000%	$268.85	05/xx/2018	Financial Hardship
65579823	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.750%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	09/xx/2016	xx	Not Applicable	4.750%	$1,344.63	10/xx/2016	Financial Hardship
73177095	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,099.58	$xxx	7.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2016	xx	Not Applicable	3.750%	$834.59	08/xx/2016	Financial Hardship
15623381	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2017	xx	Not Applicable	6.000%	$231.93	05/xx/2017	Financial Hardship
16949334	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Unavailable	Not Applicable	xx	01/xx/2016	xx	Not Applicable	5.750%	$1,184.35	02/xx/2016	Financial Hardship
58452592	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2016	xx	$xxx	3.875%	$257.55	04/xx/2016	Financial Hardship
28498260	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27366400	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.340%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10604674	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.990%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	12/xx/2016	xx	Not Applicable	3.625%	$525.26	12/xx/2016	Financial Hardship
76886614	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	240		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	760	760	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8504670	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Dismissal	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	718	687	xx	First	Final policy	Not Applicable	xx	05/xx/2015	xx	Not Applicable	6.500%	$1,468.90	05/xx/2015	Financial Hardship
71598082	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2013	xx	Not Applicable	4.000%	$431.53	08/xx/2013	Financial Hardship
35319126	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82669897	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.250%	348		xx	xx		Conventional	ARM		Purchase			No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	01/xx/2012	xx	Not Applicable	4.000%	$695.80	01/xx/2012	Financial Hardship
70253645	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	Unavailable	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Reduced	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
969823	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2012	xx	Not Applicable	3.500%	$1,791.13	05/xx/2012	Financial Hardship
70492581	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	722	644	xx	First	Final policy	Not Applicable	xx	04/xx/2015	xx	Not Applicable	5.875%	$808.80	04/xx/2015	Financial Hardship
13930213	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$xx	xx	xx	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	661	Not Applicable	xx	First	Preliminary title policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49313684	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable		First	Final policy	Not Applicable	xx	07/xx/2017	xx	Not Applicable	5.000%	$1,142.38	07/xx/2017	Financial Hardship
17840992	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	02/xx/2013	xx	Not Applicable	2.000%	$672.15	02/xx/2013	Financial Hardship
63367778	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.125%	240		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Unavailable	Not Applicable	xx	06/xx/2015	xx	$xxx	7.125%	$477.34	06/xx/2015	Financial Hardship
34356280	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Reduced	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	xx	08/xx/2014	xx	Not Applicable	9.000%	$1,598.39	09/xx/2014	Financial Hardship
1985022	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	626	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2016	xx	Not Applicable	6.625%	$1,330.01	04/xx/2016	Financial Hardship
85020018	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	10/xx/2016	xx	Not Applicable	5.375%	$490.67	11/xx/2016	Change of Terms
38854780	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28877866	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46367240	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	639	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	07/xx/2018	xx	$xxx	4.250%	$1,686.18	08/xx/2018	Financial Hardship
41647967	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	$xxx	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33185153	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	683	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80488701	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.875%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	634	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90944154	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	03/xx/2013	xx	Not Applicable	6.000%	$439.68	05/xx/2013	Financial Hardship
41505620	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14201280	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2011	xx	$xxx	2.000%	$1,038.78	04/xx/2011	Financial Hardship
49488943	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.500%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	09/xx/2014	xx	Not Applicable	4.500%	$591.85	10/xx/2014	Financial Hardship
51649724	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$xx	xx	Unavailable	No	Bankruptcy Filing	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	5.500%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	12/xx/2016	xx	Not Applicable	4.125%	$372.70	01/xx/2017	Financial Hardship
41730445	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	5.125%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81756070	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2016	xx	Not Applicable	5.875%	$631.84	03/xx/2016	Financial Hardship
42096820	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85502628	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2013	xx	$xxx	4.000%	$240.31	12/xx/2013	Financial Hardship
46550735	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	614	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	10/xx/2014	xx	$xxx	4.625%	$789.41	12/xx/2014	Financial Hardship
38264590	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	09/xx/2010	xx	Not Applicable	2.000%	$563.61	09/xx/2010	Financial Hardship
43552880	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2015	xx	Not Applicable	2.000%	$1,763.11	07/xx/2015	Financial Hardship
400248	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36640763	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	5.750%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	716	689	xx	First	Short Form Policy	Not Applicable	xx	10/xx/2013	xx	Not Applicable	5.750%	$792.36	11/xx/2013	Financial Hardship
32053428	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	3 Family	xx	xx	Investor	Yes	No	No	695	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92324183	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2009	xx	Not Applicable	7.375%	$982.81	10/xx/2009	Financial Hardship
84823695	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.625%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82839100	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Reduced	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61060116	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	04/xx/2016	xx	Not Applicable	6.250%	$920.25	04/xx/2016	Financial Hardship
24977157	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51470327	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89574987	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,338.17	$xxx	7.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	09/xx/2014	xx	Not Applicable	4.625%	$1,134.53	10/xx/2014	Financial Hardship
46824167	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85996651	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2014	xx	Not Applicable	4.000%	$889.28	09/xx/2014	Financial Hardship
77966107	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2015	xx	Not Applicable	4.000%	$519.46	07/xx/2015	Financial Hardship
36048552	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	07/xx/2014	xx	Not Applicable	4.625%	$1,437.91	08/xx/2014	Financial Hardship
83548696	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Secondary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2017	xx	Not Applicable	6.500%	$690.43	07/xx/2017	Financial Hardship
47614929	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	01/xx/2018	xx	Not Applicable	4.500%	$847.61	03/xx/2018	Financial Hardship
47748790	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$990.46	$xxx	5.500%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	02/xx/2017	xx	Not Applicable	3.500%	$870.04	04/xx/2017	Financial Hardship
80835027	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98256834	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Court Delay	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	706	754	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38893195	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29930194	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5259406	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	686	690	xx	First	Final policy	Not Applicable	xx	05/xx/2014	xx	Not Applicable	4.625%	$1,095.00	06/xx/2014	Financial Hardship
99035124	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	629	666	xx	First	Final policy	Not Applicable	xx	01/xx/2015	xx	Not Applicable	4.375%	$1,474.15	03/xx/2015	Financial Hardship
72561229	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18000127	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	No	No	734	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90100481	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Reduced	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	640	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19440573	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Other	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2015	xx	Not Applicable	6.625%	$1,253.26	09/xx/2015	Financial Hardship
7171842	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	09/xx/2013	xx	Not Applicable	7.125%	$549.66	10/xx/2013	Financial Hardship
96059310	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	11/xx/2016	xx	Not Applicable	3.500%	$612.91	01/xx/2017	Financial Hardship
47532640	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	636	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2017	xx	Not Applicable	3.500%	$529.70	04/xx/2017	Financial Hardship
33312252	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	01/xx/2010	xx	Not Applicable	4.125%	$897.72	02/xx/2010	Financial Hardship
91954451	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	641	752	xx	First	Final policy	Not Applicable	xx	07/xx/2017	xx	Not Applicable	4.875%	$1,141.76	08/xx/2017	Financial Hardship
51706804	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	692	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2019	xx	Not Applicable	4.375%	$1,213.71	09/xx/2019	Financial Hardship
5032019	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Other	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	3.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	706	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39026883	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	625	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	10/xx/2015	xx	Not Applicable	4.250%	$549.19	12/xx/2015	Financial Hardship
66959149	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.375%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	689	599	xx	First	Final policy	Not Applicable	xx	03/xx/2005	xx	Not Applicable	4.500%	$152.60	04/xx/2015	Financial Hardship
81364011	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	649	639	xx	First	Final policy	Not Applicable	xx	08/xx/2015	xx	Not Applicable	5.625%	$851.15	10/xx/2015	Financial Hardship
67960839	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Unavailable	Not Applicable	xx	09/xx/2015	xx	Not Applicable	4.000%	$543.56	10/xx/2015	Financial Hardship
54144064	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	761	745	xx	First	Short Form Policy	Not Applicable	xx	05/xx/2014	xx	Not Applicable	4.625%	$454.02	06/xx/2014	Financial Hardship
77935832	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	701	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2014	xx	Not Applicable	4.625%	$1,010.54	05/xx/2014	Lower Interest Rate
3632766	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,268.49	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	765	752	xx	First	Short Form Policy	Not Applicable	xx	07/xx/2016	xx	Not Applicable	3.875%	$1,016.50	08/xx/2016	Financial Hardship
29877813	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$875.42	$xxx	5.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	599	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	11/xx/2013	xx	$xxx	4.000%	$693.12	01/xx/2014	Financial Hardship
40423346	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,714.20	$xxx	8.375%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	636	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	12/xx/2011	xx	$xxx	2.000%	$989.00	01/xx/2012	Financial Hardship
73651145	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2017	xx	$xxx	4.000%	14xx	12/xx/2017	Financial Hardship
74648211	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2018	xx	Not Applicable	6.000%	$785.29	08/xx/2018	Financial Hardship
41321581	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.890%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	05/xx/2014	xx	Not Applicable	4.400%	$412.57	06/xx/2014	Change of Terms
74989084	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	7.240%	300		xx	xx		HELOC	Revolving		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	08/xx/2018	xx	Not Applicable	6.000%	$492.41	09/xx/2018	Financial Hardship
82179453	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.500%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Verification of Stated Income or Assets	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2019	xx	$xxx	6.000%	$3,923.02	06/xx/2019	Financial Hardship
91757642	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	Yes	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.050%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Verification of Stated Income or Assets	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2018	xx	Not Applicable	4.000%	$1,852.56	08/xx/2018	Financial Hardship
88192448	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$1,481.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.947%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Verification of Stated Income or Assets	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	08/xx/2018	xx	Not Applicable	6.000%	$553.54	09/xx/2018	Financial Hardship
30804629	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	8.375%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	No Verification of Stated Income or Assets	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	10/xx/2019	xx	Not Applicable	5.000%	$273.58	10/xx/2019	Change of Terms
85444857	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nebraska	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.750%	360		xx	xx		Conventional	ARM		Purchase	Unavailable	Unavailable	No Documentation	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	Yes	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	05/xx/2013	xx	$xxx	9.990%	$510.32	06/xx/2013	Financial Hardship
88510400	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	10.400%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2013	xx	$xxx	6.000%	$187.05	06/xx/2013	Financial Hardship
43516273	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Hawaii	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.150%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	06/xx/2019	xx	Not Applicable	6.500%	$2,993.26	07/xx/2019	Financial Hardship
9247879	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	7.290%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2019	xx	$xxx	4.000%	$1,044.85	06/xx/2019	Financial Hardship
35039313	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	11/xx/2008	xx	Not Applicable	4.000%	$354.39	01/xx/2009	Financial Hardship
25679548	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2018	xx	$xxx	6.500%	$1,580.73	07/xx/2018	Financial Hardship
68877697	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.500%	360		xx	xx		FHA	Fixed		Purchase	Unavailable	Unavailable	No Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	07/xx/2017	xx	Not Applicable	3.122%	$680.52	07/xx/2017	Financial Hardship
30933486	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$954.70	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.940%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	03/xx/2016	xx	Not Applicable	3.250%	$593.68	04/xx/2016	Change of Terms
35323502	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$1,024.43	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.610%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	477	476	Unavailable	First	Commitment	Not Applicable	xx	Unavailable	Unavailable	Unavailable	2.600%	$442.76	08/xx/2010	Unavailable
54429708	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	04/xx/2018	xx	Not Applicable	5.000%	$1,333.81	05/xx/2018	Financial Hardship
24932798	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$843.60	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.990%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	02/xx/2015	xx	Not Applicable	3.500%	$348.68	03/xx/2015	Financial Hardship
38676104	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Commitment	Not Applicable	xx	05/xx/2018	xx	Not Applicable	6.000%	$600.33	05/xx/2018	Financial Hardship
70618241	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.750%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2019	xx	Not Applicable	5.500%	$498.28	05/xx/2019	Financial Hardship
66766582	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$3,226.90	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		FHA	Fixed		Purchase	Unavailable	Unavailable	No Documentation		xx	xx		Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	06/xx/2017	xx	$xxx	3.625%	$686.87	06/xx/2017	Financial Hardship
89290991	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.780%	120		xx	xx		HELOC	Revolving		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	10/xx/2016	xx	Not Applicable	2.000%	$233.31	11/xx/2016	Financial Hardship
70924629	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.189%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2018	xx	Not Applicable	6.000%	$386.35	06/xx/2018	Financial Hardship
84749611	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.500%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Unavailable	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	2 Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	11/xx/2018	xx	Not Applicable	7.000%	$590.13	12/xx/2018	Financial Hardship
41947018	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	Yes	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,810.42	$xxx	6.875%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2018	xx	$xxx	5.500%	$2,166.24	11/xx/2018	Financial Hardship
91534672	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,044.59	$xxx	5.750%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Unavailable	Unavailable		Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	04/xx/2019	xx	Not Applicable	5.000%	$1,229.60	05/xx/2019	Financial Hardship
9694851	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$8,813.07	$xx	xx	Not Applicable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	10/xx/2014	xx	Not Applicable	4.625%	$1,310.91	10/xx/2014	Financial Hardship
49785269	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	571	518	xx	First	Unavailable	Not Applicable	xx	03/xx/2018	xx	Not Applicable	5.750%	$716.10	04/xx/2018	Financial Hardship
77254140	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41500448	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.125%	360		xx	xx		Conventional	Fixed		Purchase	Not Applicable	Not Applicable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	08/xx/2018	xx	Not Applicable	5.750%	$294.11	09/xx/2018	Financial Hardship
25204440	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Rhode Island	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	07/xx/2018	xx	Not Applicable	5.750%	$1,161.89	09/xx/2018	Financial Hardship
39154313	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.999%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2018	xx	$xxx	5.750%	$2,371.62	04/xx/2018	Financial Hardship
42943446	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.500%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2018	xx	Not Applicable	5.500%	$1,148.55	08/xx/2018	Financial Hardship
22798681	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Other	xx	$0.00	$xx	xx	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Purchase	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	06/xx/2019	xx	$xxx	5.000%	$1,687.69	07/xx/2019	Financial Hardship
96267985	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.870%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	05/xx/2017	xx	Not Applicable	6.973%	$576.11	05/xx/2017	Financial Hardship
67109314	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Unavailable	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	01/xx/2018	xx	Not Applicable	5.750%	$1,265.06	02/xx/2018	Financial Hardship
19490717	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32552707	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	11.400%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	04/xx/2019	xx	Not Applicable	5.000%	$589.88	05/xx/2019	Financial Hardship
11828574	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$527.76	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.750%	360		xx	xx		Conventional	ARM		Purchase	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	06/xx/2019	xx	Not Applicable	6.500%	$586.87	06/xx/2019	Financial Hardship
60309539	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.990%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2019	xx	Not Applicable	6.000%	$771.10	08/xx/2019	Financial Hardship
44371142	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.500%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2015	xx	Not Applicable	3.280%	$524.73	12/xx/2015	Change of Terms
51758883	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.330%	240		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
188288	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$3,932.31	$xx	xx	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.740%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65480598	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$658.13	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	14.384%	240		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No				Not Applicable		Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	11/xx/2013	xx	Not Applicable	5.000%	$194.70	12/xx/2013	Financial Hardship
36620131	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.970%	181		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	04/xx/2016	xx	Not Applicable	5.000%	$118.11	04/xx/2016	Financial Hardship
76741633	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Other	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.990%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2014	xx	$xxx	2.000%	$533.69	07/xx/2014	Financial Hardship
26931122	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.360%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Unavailable		Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	10/xx/2014	xx	Not Applicable	2.355%	$367.73	12/xx/2014	Change of Terms
47177635	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$9,363.84	$xx	xx	Unavailable	Unavailable	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.800%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2010	xx	Not Applicable	2.000%	$2,010.29	11/xx/2010	Financial Hardship
18801194	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.590%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2011	xx	$xxx	6.000%	$708.53	02/xx/2011	Financial Hardship
50725887	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.125%	360		xx	xx		FHA	ARM		Cash Out	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2019	xx	Not Applicable	6.000%	$1,528.62	04/xx/2019	Financial Hardship
72071358	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	FB/Workout	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.950%	360		xx	xx		Conventional	ARM		Purchase	Unavailable	Unavailable	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	01/xx/2019	xx	Not Applicable	6.000%	$1,527.67	03/xx/2019	Financial Hardship
83045132	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.850%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	No Verification of Stated Income or Assets	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2019	xx	Not Applicable	5.500%	$1,242.34	10/xx/2019	Financial Hardship
37752681	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.440%	360		xx	xx		Conventional	ARM		Cash Out	Unavailable	Unavailable	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	05/xx/2018	xx	Not Applicable	8.000%	$461.65	06/xx/2018	Financial Hardship
75288455	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.210%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	04/xx/2019	xx	Not Applicable	6.500%	$587.02	05/xx/2019	Financial Hardship
35137499	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.990%	300		xx	xx		HELOC	Revolving		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	xx	07/xx/2019	xx	Not Applicable	6.000%	$552.51	07/xx/2019	Change of Terms
41942772	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$841.35	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.901%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Unavailable		Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	02/xx/2010	xx	$xxx	2.120%	$246.00	03/xx/2010	Financial Hardship
89759507	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,235.72	$xxx	6.125%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Alternative	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	02/xx/2014	xx	$xxx	5.000%	$859.72	03/xx/2014	Financial Hardship
22044324	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	574	564	xx	First	Final policy	Not Applicable	xx	01/xx/2019	xx	Not Applicable	6.500%	$2,423.17	12/xx/2018	Financial Hardship
39502768	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$10,492.34	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.990%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	09/xx/2017	xx	$xxx	5.000%	$3,134.28	11/xx/2017	Financial Hardship
4464289	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.850%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	09/xx/2019	xx	Not Applicable	8.000%	$463.49	07/xx/2019	Financial Hardship
33148770	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.990%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	632	Not Applicable	xx	First	Final policy	Not Applicable	xx	09/xx/2019	xx	$xxx	4.000%	$484.81	10/xx/2019	Change of Terms
39818215	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	Yes	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.250%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	05/xx/2019	xx	$xxx	5.000%	13xx	05/xx/2019	Financial Hardship
78464755	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.829%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	05/xx/2019	xx	Not Applicable	6.000%	$1,112.57	06/xx/2019	Financial Hardship
26151133	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	New Mexico	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$4,738.28	$xx	xx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	652	674	xx	First	Final policy	Not Applicable	xx	05/xx/2014	xx	Not Applicable	4.500%	$1,414.76	06/xx/2014	Financial Hardship
9502816	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	Other	xx	18.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	679	724	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80460710	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Hampshire	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.490%	360		xx	xx		FHA	Fixed		Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	688	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97269336	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		Not Applicable	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	727	736	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40427662	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.625%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	06/xx/2019	xx	Not Applicable	4.000%	$781.68	06/xx/2019	Financial Hardship
811478	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.875%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	02/xx/2010	xx	$xxx	5.750%	$420.98	02/xx/2010	Financial Hardship
44053526	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Missing Documents	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.990%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	09/xx/2014	xx	$xxx	7.500%	$993.46	10/xx/2014	Financial Hardship
61891250	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.990%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	10/xx/2017	xx	Not Applicable	4.000%	$475.27	10/xx/2017	Financial Hardship
4369024	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.540%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	11/xx/2016	xx	$xxx	5.000%	$451.64	03/xx/2017	Financial Hardship
11754391	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.250%	360		xx	xx		FHA	Fixed		Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Unavailable	Unavailable	Unavailable	4.000%	$313.46	Unavailable	Unavailable
96561149	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.326%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94915585	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	7.864%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	04/xx/2014	xx	$xxx	2.000%	$677.21	06/xx/2014	Financial Hardship
38135358	xx	xx		xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.650%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	06/xx/2014	xx	$xxx	2.000%	$973.08	07/xx/2014	Financial Hardship
83791133	xx	xx		xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.550%	360		xx	xx		Conventional	ARM		Purchase	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	08/xx/2014	xx	$xxx	4.375%	$468.44	08/xx/2014	Financial Hardship
88202244	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,906.67	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	02/xx/2014	xx	$xxx	4.125%	$992.25	03/xx/2014	Financial Hardship
3694677	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	Yes	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.884%	300		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	08/xx/2015	xx	$xxx	3.250%	$407.00	08/xx/2015	Financial Hardship
57806872	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$xx	xx	xx	No	TitleIssue	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	03/xx/2018	xx	Not Applicable	5.750%	$850.98	04/xx/2018	Financial Hardship
71012281	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.200%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2009	xx	Not Applicable	4.980%	$579.10	07/xx/2009	Financial Hardship
89283880	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,205.73	$xxx	6.875%	480		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	608	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	06/xx/2018	xx	Not Applicable	3.000%	$1,652.67	06/xx/2018	Financial Hardship
99200881	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Missing Assignments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.750%	360		xx	xx		FHA	ARM		Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	11/xx/2016	xx	$xxx	3.250%	$617.70	11/xx/2016	Financial Hardship
84488864	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2013	xx	$xxx	4.000%	$440.00	07/xx/2013	Financial Hardship
84097673	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	623	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	07/xx/2011	xx	$xxx	5.000%	$377.08	08/xx/2011	Financial Hardship
24210694	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Servicer Delay Other	Chapter 7	xx	Not Applicable	No	xx	$1,995.38	$xxx	7.825%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	06/xx/2013	xx	$xxx	5.000%	$1,157.27	06/xx/2013	Financial Hardship
86605071	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.500%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2015	xx	$xxx	5.000%	$694.36	04/xx/2015	Financial Hardship
89786676	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Missing Assignments	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		FHA	Fixed		Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2018	xx	$xxx	5.250%	$1,501.24	02/xx/2018	Change of Terms
71364595	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2017	xx	Not Applicable	5.625%	$2,271.62	06/xx/2017	Financial Hardship
80084387	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.630%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	10/xx/2009	xx	Not Applicable	1.990%	$564.55	11/xx/2009	Change of Terms
3612156	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	10.760%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	04/xx/2013	xx	$xxx	5.000%	$357.08	05/xx/2013	Financial Hardship
9529650	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		FHA	Fixed		Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	02/xx/2016	xx	$xxx	5.000%	$458.09	03/xx/2016	Change of Terms
27770317	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.500%	360		xx	xx		FHA	Fixed		Refinance	xx	xx	Unavailable	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	08/xx/2015	xx	$xxx	2.000%	$781.66	10/xx/2015	Financial Hardship
29598438	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$xx	xx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.490%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32204049	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.610%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	xx	Not Applicable	8.148%	$497.00	12/xx/2008	Financial Hardship
47009947	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		FHA	Fixed		Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2017	xx	Not Applicable	2.000%	$567.74	11/xx/2017	Financial Hardship
12039520	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.210%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9680130	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.750%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	686	654	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34256202	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	12/xx/2014	xx	$xxx	4.625%	$827.59	12/xx/2014	Financial Hardship
70451027	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	810	797	xx	First	Short Form Policy	Not Applicable	xx	04/xx/2013	xx	Not Applicable	2.000%	$1,891.03	06/xx/2013	Financial Hardship
37809410	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.775%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2011	xx	$xxx	2.000%	$494.09	12/xx/2011	Financial Hardship
46329981	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Missing Assignments	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.400%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2019	xx	Not Applicable	4.325%	$404.87	05/xx/2019	Financial Hardship
88635640	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.000%	360		xx	xx		FHA	Fixed		Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	03/xx/2018	xx	Not Applicable	2.615%	$460.67	03/xx/2018	Financial Hardship
80263345	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	04/xx/2019	xx	Not Applicable	7.000%	$1,075.35	04/xx/2019	Financial Hardship
42054640	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.550%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	10/xx/2016	xx	Not Applicable	0.500%	$555.91	11/xx/2016	Financial Hardship
69332163	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.625%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	02/xx/2016	xx	Not Applicable	3.500%	$439.58	03/xx/2016	Financial Hardship
29220310	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2018	xx	$xxx	5.000%	$1,552.67	02/xx/2018	Financial Hardship
46557097	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	679	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53970928	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.500%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2013	xx	Not Applicable	5.500%	$865.00	12/xx/2013	Financial Hardship
4515013	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	09/xx/2018	xx	Not Applicable	5.625%	$459.35	10/xx/2018	Financial Hardship
26634639	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.100%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	xx	11/xx/2017	xx	$xxx	2.272%	$587.75	12/xx/2017	Financial Hardship
13465516	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Unavailable	Yes	FC Contested - No Evid. of Counter	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	07/xx/2016	xx	Not Applicable	5.375%	$1,650.95	08/xx/2016	Financial Hardship
98413594	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,493.88	$xxx	6.875%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	691	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81774439	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.000%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	640	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2017	xx	Not Applicable	5.000%	$674.71	09/xx/2017	Financial Hardship
48214945	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.900%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	03/xx/2019	xx	Not Applicable	2.000%	$495.00	04/xx/2019	Financial Hardship
2232450	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maine	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	11.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	05/xx/2018	xx	Not Applicable	7.950%	$703.51	07/xx/2018	Change of Terms
35416360	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.120%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	01/xx/2019	xx	Not Applicable	8.650%	$1,893.42	01/xx/2019	Financial Hardship
19634747	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2016	xx	$xxx	2.000%	$397.55	03/xx/2016	Financial Hardship
23120862	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	566	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	09/xx/2017	xx	Not Applicable	2.000%	$383.64	09/xx/2017	Financial Hardship
44163218	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.500%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	720	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	10/xx/2017	xx	Not Applicable	5.500%	$499.32	10/xx/2017	Financial Hardship
70344432	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	607	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2018	xx	Not Applicable	2.000%	$313.57	04/xx/2018	Financial Hardship
21932523	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	655	578	xx	First	Final policy	Not Applicable	xx	05/xx/2015	xx	$xxx	4.000%	$1,081.42	05/xx/2015	Financial Hardship
53954279	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	Yes	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	$1,864.50	$xxx	8.250%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2019	xx	$xxx	2.625%	$913.49	05/xx/2019	Financial Hardship
281651	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	665	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2018	xx	$xxx	2.000%	$1,033.81	09/xx/2018	Financial Hardship
47885454	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Unavailable	No	Court Delay	Chapter 7	xx	Not Applicable	No	xx	$1,937.50	$xxx	5.000%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Reduced	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	730	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2018	xx	$xxx	2.000%	$1,539.87	12/xx/2018	Financial Hardship
31561422	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	645	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2017	xx	Not Applicable	3.500%	$272.49	03/xx/2017	Financial Hardship
78769495	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.340%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Commitment	Not Applicable	xx	04/xx/2018	xx	$xxx	4.625%	$372.30	05/xx/2018	Financial Hardship
97728271	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.950%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	04/xx/2014	xx	$xxx	8.950%	$866.14	03/xx/2014	Financial Hardship
82337133	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
52137576	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	644	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2015	xx	Not Applicable	4.250%	$408.84	01/xx/2016	Financial Hardship
96757190	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	751	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85378557	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	630	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2018	xx	Not Applicable	5.625%	$954.15	09/xx/2018	Financial Hardship
49175746	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	02/xx/2019	xx	$xxx	4.250%	$746.21	12/xx/2018	Financial Hardship
42533779	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	728	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83065835	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$7,696.70	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	702	Not Applicable	xx	First	Preliminary title policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14499799	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$1,181.04	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	671	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97632074	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.640%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	588	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2014	xx	$xxx	2.000%	$136.30	07/xx/2014	Financial Hardship
4753197	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.400%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2017	xx	$xxx	4.000%	$423.67	07/xx/2017	Financial Hardship
49156890	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.990%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	609	647	xx	First	Final policy	Not Applicable	xx	11/xx/2016	xx	$xxx	7.000%	$1,768.88	11/xx/2016	Financial Hardship
25646495	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.499%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	604	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47038521	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.340%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	595	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	12/xx/2019	xx	$xxx	1.900%	$171.54	01/xx/2020	Financial Hardship
6700459	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$489.11	$xx	xx	Unavailable	Unavailable	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.050%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	01/xx/2017	xx	$xxx	4.250%	$645.77	02/xx/2017	Financial Hardship
80834751	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.050%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28689225	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.990%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	03/xx/2018	xx	$xxx	4.000%	$1,645.42	04/xx/2018	Financial Hardship
34458939	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.740%	264		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	07/xx/2017	xx	$xxx	2.250%	$188.05	08/xx/2017	Financial Hardship
46061047	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.294%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	11/xx/2016	xx	$xxx	4.060%	$302.16	12/xx/2016	Financial Hardship
32173157	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.080%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	09/xx/2017	xx	$xxx	6.625%	$1,057.95	10/xx/2017	Extend Term
24221080	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xxe	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.340%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36164499	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.890%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46030020	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.230%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98581734	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.970%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	12/xx/2014	xx	$xxx	4.000%	$1,283.68	03/xx/2015	Financial Hardship
97888585	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.230%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	06/xx/2015	xx	$xxx	4.000%	$580.57	08/xx/2015	Financial Hardship
12375527	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.000%	300		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	05/xx/2017	xx	$xxx	4.375%	$569.40	06/xx/2017	Financial Hardship
31893083	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.182%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation					Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	09/xx/2014	xx	Not Applicable	4.125%	$610.18	10/xx/2014	Financial Hardship
80565067	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.240%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	583	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2018	xx	Not Applicable	1.000%	$342.80	06/xx/2018	Financial Hardship
54261424	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.500%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	602	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2017	xx	Not Applicable	4.150%	$576.35	03/xx/2017	Financial Hardship
71708815	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.000%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	05/xx/2016	xx	Not Applicable	1.000%	$405.32	05/xx/2016	Financial Hardship
77478374	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,484.38	$xxx	6.625%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59591893	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.000%	360		xx	xx		FHA	Fixed		Refinance	xx	xx	Unavailable	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	11/xx/2010	xx	Not Applicable	4.625%	$455.64	12/xx/2010	Financial Hardship
23863377	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		FHA	Fixed		Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable		First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	6.250%	$487.39	10/xx/2014	Financial Hardship
43453012	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.250%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	626	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2015	xx	$xxx	4.250%	$394.00	04/xx/2015	Financial Hardship
69896141	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.375%	360		xx	xx		FHA	Fixed		Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	10/xx/2016	xx	$xxx	4.000%	$437.34	11/xx/2016	Financial Hardship
55186287	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		FHA	Fixed		Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2011	xx	$xxx	4.500%	$1,351.85	02/xx/2012	Financial Hardship
48284603	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	02/xx/2010	xx	Not Applicable	Unavailable	Unavailable	04/xx/2010	Financial Hardship
79197870	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.250%	360		xx	xx		FHA	ARM		Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37329354	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	No Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	11/xx/2014	xx	$xxx	5.000%	$410.21	01/xx/2015	Financial Hardship
17651891	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.500%	360		xx	xx		FHA	Fixed		Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	01/xx/2015	xx	$xxx	4.000%	$1,120.44	02/xx/2015	Financial Hardship
11429727	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	09/xx/2017	xx	Not Applicable	2.000%	$1,088.20	10/xx/2017	Financial Hardship
89699605	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	$xxx	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22079788	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	03/xx/2015	xx	$xxx	4.625%	$634.84	05/xx/2015	Financial Hardship
24675387	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	683	677	xx	First	Final policy	Not Applicable	xx	12/xx/2011	xx	Not Applicable	5.000%	$946.49	01/xx/2012	Financial Hardship
25857896	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	675	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	03/xx/2004	xx	Not Applicable	4.500%	$657.23	04/xx/2009	Financial Hardship
38914987	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,954.69	$xxx	5.625%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97674638	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,156.46	$xxx	5.500%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	07/xx/2011	xx	Not Applicable	3.250%	$1,922.37	07/xx/2011	Financial Hardship
36030090	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,612.50	$xxx	5.625%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91213966	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.250%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	01/xx/2018	xx	$xxx	4.125%	$1,023.69	02/xx/2018	Financial Hardship
31527457	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.250%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2015	xx	$xxx	4.375%	$681.20	06/xx/2015	Financial Hardship
89173954	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.790%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	05/xx/2018	xx	$xxx	8.000%	$1,492.02	06/xx/2018	Financial Hardship
9939996	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.590%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	05/xx/2014	xx	$xxx	2.000%	$145.43	05/xx/2014	Financial Hardship
39707028	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	12/xx/2018	xx	$xxx	2.500%	$484.85	12/xx/2018	Financial Hardship
92576303	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.630%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85935284	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.950%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	10/xx/2015	xx	$xxx	4.000%	$729.20	11/xx/2015	Financial Hardship
24534462	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.800%	300		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	02/xx/2015	xx	$xxx	4.000%	$731.45	03/xx/2015	Financial Hardship
32143729	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.730%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	11/xx/2016	xx	$xxx	1.875%	$97.93	12/xx/2016	Financial Hardship
88588121	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.000%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Unavailable	Not Applicable	xx	02/xx/2013	xx	Not Applicable	3.251%	$1,014.39	01/xx/1900	Financial Hardship
7101039	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	2.000%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	668	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2013	xx	Not Applicable	2.000%	$1,114.81	04/xx/2013	Financial Hardship
22800828	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	617	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	03/xx/2017	xx	$xxx	1.000%	$358.03	04/xx/2017	Financial Hardship
46214373	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	711	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10541085	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	619	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36868950	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.747%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	08/xx/2017	xx	Not Applicable	3.750%	$606.76	08/xx/2017	Financial Hardship
21629287	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.031%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	11/xx/2017	xx	Not Applicable	0.980%	$424.11	12/xx/2017	Financial Hardship
27693977	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.850%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	707	Not Applicable	xx	First	Final policy	Not Applicable	xx	10/xx/2015	xx	$xxx	4.000%	$629.27	12/xx/2015	Financial Hardship
11518240	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.590%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	651	685	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95845755	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.900%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	602	609	xx	First	Final policy	Not Applicable	xx	05/xx/2018	xx	$xxx	5.400%	$764.80	06/xx/2018	Financial Hardship
30893873	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.120%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	621	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2014	xx	$xxx	2.000%	$370.00	11/xx/2014	Financial Hardship
58508144	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	634	Not Applicable	xx	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49472515	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2016	xx	$xxx	5.750%	$2,741.12	05/xx/2016	Change of Terms
35673676	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.000%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No		Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2019	xx	$xxx	1.000%	$43.75	06/xx/2019	Financial Hardship
86353025	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	06/xx/2016	xx	Not Applicable	3.125%	$564.96	07/xx/2016	Financial Hardship
91152336	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	Fixed		Refinance	Not Applicable	Not Applicable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	05/xx/2016	xx	$xxx	6.625%	$571.84	06/xx/2016	Financial Hardship
81999541	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	11/xx/2010	xx	Not Applicable	5.250%	$1,420.73	02/xx/2011	Financial Hardship
37298336	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	694	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79586024	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.125%	360		xx	xx		Conventional	Fixed		Unavailable	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Unavailable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Unavailable	Not Applicable	xx	Not Applicable
338722	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	07/xx/2018	xx	Not Applicable	2.000%	$1,238.17	08/xx/2018	Financial Hardship
6114479	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.300%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	03/xx/2015	xx	$xxx	2.000%	$208.55	04/xx/2015	Financial Hardship
97613456	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.130%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23916983	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	678	663	xx	First	Final policy	Not Applicable	xx	06/xx/2016	xx	$xxx	3.419%	$329.07	07/xx/2016	Financial Hardship
7742740	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	11/xx/2018	xx	$xxx	8.000%	$966.04	12/xx/2018	Financial Hardship
30969765	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.050%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	04/xx/2012	xx	Not Applicable	6.411%	$1,204.12	04/xx/2012	Financial Hardship
58633936	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$1,026.21	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.430%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	09/xx/2017	xx	$xxx	8.000%	$676.35	09/xx/2017	Financial Hardship
18208160	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.000%	300		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36738052	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.990%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	05/xx/2013	xx	$xxx	8.692%	$1,002.20	05/xx/2013	Change of Terms
45997972	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.050%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85475767	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	14.650%	240		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable		Unavailable			Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	01/xx/2018	xx	$xxx	8.000%	$285.18	02/xx/2018	Financial Hardship
46945482	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.880%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	524	Not Applicable	xx	First	Final policy	Not Applicable	xx	10/xx/2017	xx	$xxx	4.750%	$836.79	10/xx/2017	Change of Terms
95574032	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.300%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	635	650	xx	First	Final policy	Not Applicable	xx	04/xx/2018	xx	$xxx	1.000%	$67.93	05/xx/2018	Financial Hardship
34160993	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.250%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	567	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	01/xx/2017	xx	$xxx	4.750%	$474.48	02/xx/2017	Financial Hardship
92491877	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$917.59	$xxx	7.390%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	666	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	02/xx/2020	xx	Not Applicable	6.000%	$878.71	03/xx/2020	Financial Hardship
18732772	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.990%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93373916	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.500%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	534	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	04/xx/2018	xx	$xxx	1.000%	$243.61	05/xx/2018	Financial Hardship
70244019	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.990%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	681	635	xx	First	Short Form Policy	Not Applicable	xx	05/xx/2017	xx	$xxx	4.000%	$652.61	07/xx/2017	Financial Hardship
90309509	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.875%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	10/xx/2014	xx	$xxx	4.250%	$610.66	11/xx/2014	Financial Hardship
98699033	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.490%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	12/xx/2007	xx	Not Applicable	10.490%	$713.84	02/xx/2008	Financial Hardship
99581720	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3521199	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	480		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	09/xx/2013	xx	Not Applicable	2.000%	$1,025.52	09/xx/2013	Financial Hardship
92941865	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.380%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	12/xx/2012	xx	Not Applicable	2.000%	$1,679.37	01/xx/2013	Financial Hardship
3381686	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$20.89	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.380%	480		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	02/xx/2013	xx	Not Applicable	4.505%	$727.43	02/xx/2013	Financial Hardship
87865174	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$885.28	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.000%	480		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84954745	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22033818	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$1,132.60	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.250%	300		xx	xx		Conventional	ARM		Cash Out	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81096191	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.010%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88364467	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.500%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29864422	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.800%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85288513	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$721.00	$xxx	8.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No		Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	04/xx/2010	xx	$xxx	2.000%	$245.29	03/xx/2010	Financial Hardship
8105210	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.625%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	4 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38294261	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.375%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1498919	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2011	xx	Not Applicable	4.875%	$302.21	05/xx/2011	Financial Hardship
83891594	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	10/xx/2010	xx	$xxx	2.000%	$986.84	11/xx/2010	Financial Hardship
37449037	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2011	xx	Not Applicable	2.250%	$1,281.22	01/xx/2011	Financial Hardship
25369163	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	10/xx/2010	xx	$xxx	2.000%	$604.89	10/xx/2010	Financial Hardship
17051825	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	12/xx/2014	xx	Not Applicable	5.750%	$564.12	01/xx/2015	Financial Hardship
69433179	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,005.83	$xxx	7.250%	480		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	675	713	xx	First	Final policy	Not Applicable	xx	11/xx/2010	xx	Not Applicable	4.750%	$1,605.20	12/xx/2010	Financial Hardship
4833894	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	641	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2008	xx	Not Applicable	4.250%	$317.25	08/xx/2008	Financial Hardship
50054479	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2011	xx	$xxx	2.000%	$1,014.87	05/xx/2011	Financial Hardship
30245674	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	09/xx/2016	xx	Not Applicable	2.880%	$1,103.61	10/xx/2016	Financial Hardship
46805157	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2013	xx	Not Applicable	4.000%	$611.19	08/xx/2013	Change of Terms
57025846	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	656	549	xx	First	Short Form Policy	Not Applicable	xx	09/xx/2016	xx	Not Applicable	2.000%	$1,359.73	09/xx/2016	Financial Hardship
69264808	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable		First	Short Form Policy	Not Applicable	xx	03/xx/2006	xx	Not Applicable	6.000%	$1,147.47	04/xx/2006	Financial Hardship
65699958	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$1,324.06	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	790	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	02/xx/2009	xx	Not Applicable	4.250%	$1,331.54	03/xx/2009	Financial Hardship
3600647	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2014	xx	Not Applicable	4.625%	$1,896.90	06/xx/2014	Financial Hardship
4077160	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,041.67	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	783	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47159006	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	581	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	12/xx/2011	xx	$xxx	4.000%	$430.74	01/xx/2012	Financial Hardship
21522315	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.380%	480		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	05/xx/2013	xx	Not Applicable	3.000%	$1,450.29	05/xx/2013	Financial Hardship
87607890	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.370%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	11/xx/2013	xx	Not Applicable	2.250%	$416.69	11/xx/2013	Financial Hardship
5597021	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.630%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6769041	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.500%	480		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37181634	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.250%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48391707	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.710%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	12/xx/2014	xx	$xxx	4.125%	$3,076.90	02/xx/2015	Financial Hardship
68707767	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.080%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84208688	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.630%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67429047	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.990%	264		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	12/xx/2013	xx	Not Applicable	3.000%	$403.56	12/xx/2013	Financial Hardship
21218897	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.648%	360		xx	xx		Conventional	Fixed		Refinance	Not Applicable	Not Applicable	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	06/xx/2014	xx	$xxx	2.000%	$581.95	06/xx/2014	Financial Hardship
23186748	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$1,379.39	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74116327	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$9,018.01	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.563%	206		xx	xx		HELOC	Revolving		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	09/xx/2018	xx	Not Applicable	4.000%	$812.43	10/xx/2018	Financial Hardship
75246898	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.400%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	585	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	12/xx/2015	xx	$xxx	6.469%	$509.26	12/xx/2015	Financial Hardship
59315098	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.999%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2018	xx	$xxx	6.500%	$433.51	02/xx/2018	Financial Hardship
6443574	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	656	640	xx	First	Final policy	Not Applicable	xx	09/xx/2018	xx	$xxx	4.625%	$370.09	10/xx/2018	Financial Hardship
45681907	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.850%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	11/xx/2016	xx	$xxx	8.000%	$767.74	01/xx/2017	Financial Hardship
17424623	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.300%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	617	Not Applicable	xx	First	Final policy	Not Applicable	xx	09/xx/2016	xx	$xxx	8.000%	$706.17	10/xx/2016	Financial Hardship
89952435	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.990%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	593	569	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2333485	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.890%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	595	585	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36478490	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.500%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	679	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	12/xx/2016	xx	$xxx	5.625%	$818.40	12/xx/2016	Financial Hardship
9321741	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31453386	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8119344	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	10/xx/2011	xx	Not Applicable	2.875%	$914.54	10/xx/2011	Financial Hardship
80658951	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	09/xx/2014	xx	Not Applicable	4.125%	$842.27	10/xx/2014	Financial Hardship
35941768	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	635	640	xx	First	Short Form Policy	Not Applicable	xx	06/xx/2010	xx	Not Applicable	2.000%	$1,011.56	06/xx/2010	Financial Hardship
61472042	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$1,589.46	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation							Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	No	655	704	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6120637	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	06/xx/2016	xx	$xxx	2.000%	$482.17	07/xx/2016	Financial Hardship
47148532	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$618.86	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.750%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	599	567	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16723852	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.130%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74524551	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.990%	240		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	05/xx/2008	xx	Not Applicable	9.250%	$2,108.27	05/xx/2008	Financial Hardship
42564723	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.250%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	07/xx/2010	xx	Not Applicable	2.000%	$1,174.42	07/xx/2010	Financial Hardship
2010977	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$1,455.40	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.000%	480		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
15609518	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27998432	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.450%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88338622	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$898.26	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65260186	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.880%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	xx	12/xx/2016	xx	Not Applicable	5.196%	$975.90	01/xx/2017	Financial Hardship
33245234	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$1,409.99	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.900%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23367585	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$500.81	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.340%	240		xx	xx		Conventional	Step		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19474517	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.300%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	07/xx/2014	xx	Not Applicable	2.000%	$81.99	08/xx/2014	Financial Hardship
2984466	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.990%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	628	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	08/xx/2009	Unavailable	Unavailable	5.250%	$892.11	08/xx/2009	Financial Hardship
53633480	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.000%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	608	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
78429210	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$1,259.99	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.990%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32779833	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$1,893.16	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.350%	312		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57185579	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$3,051.95	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.530%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56173939	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.033%	300		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	10/xx/2014	xx	$xxx	9.033%	$1,314.06	10/xx/2014	Financial Hardship
21097064	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.850%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2015	xx	Not Applicable	8.116%	$498.69	07/xx/2015	Financial Hardship
17668766	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$xxx	Not Applicable	xx	Not Applicable	$xxx	12.650%	336		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
66023972	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.900%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24815248	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$2,567.79	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.540%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33107731	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.550%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	587	Not Applicable	xx	First	Final policy	Not Applicable	xx	10/xx/2014	xx	Not Applicable	7.550%	$525.48	10/xx/2014	Financial Hardship
15590382	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.970%	300		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76832104	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.990%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable					Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93054712	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$450.00	$xxx	10.480%	252		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	02/xx/2017	xx	$xxx	5.000%	$351.61	02/xx/2017	Financial Hardship
62911618	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.690%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	06/xx/2014	xx	Not Applicable	4.876%	$465.85	06/xx/2014	Financial Hardship
44533399	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.050%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	11/xx/2017	xx	$xxx	4.875%	$1,470.94	12/xx/2017	Financial Hardship
31498013	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.740%	312		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	10/xx/2014	xx	$xxx	10.740%	$491.54	10/xx/2014	Financial Hardship
82485325	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.250%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2013	xx	$xxx	4.250%	$1,710.41	03/xx/2013	Financial Hardship
17138251	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	759	Not Applicable	xx	First	Final policy	Not Applicable	xx	02/xx/2015	xx	Not Applicable	2.000%	$925.58	02/xx/2015	Financial Hardship
79562052	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	579	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2015	xx	$xxx	4.375%	$487.48	03/xx/2015	Financial Hardship
14026320	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	08/xx/2010	xx	Not Applicable	2.000%	$217.94	08/xx/2010	Financial Hardship
87606926	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2010	xx	Not Applicable	2.000%	$1,219.45	12/xx/2020	Financial Hardship
6788919	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,189.69	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	10/xx/2013	xx	$xxx	2.000%	$701.61	10/xx/2013	Financial Hardship
79799064	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	10/xx/2013	xx	$xxx	2.000%	$401.40	10/xx/2013	Financial Hardship
4695238	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	11/xx/2018	xx	$xxx	3.000%	$394.24	12/xx/2018	Financial Hardship
54021399	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	585	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2013	xx	Not Applicable	6.250%	$264.51	09/xx/2013	Lower Payment
43207283	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.999%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	660	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2015	xx	$xxx	4.250%	$775.92	06/xx/2015	Financial Hardship
63947954	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Unavailable	xx	First	Final policy	Not Applicable	xx	04/xx/2015	xx	Not Applicable	4.250%	$1,283.73	05/xx/2015	Financial Hardship
35888786	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	779	787	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86748132	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	667	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61839021	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	03/xx/2014	xx	Not Applicable	5.500%	$476.18	03/xx/2014	Financial Hardship
26416035	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Unavailable	Not Applicable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2016	xx	$xxx	3.875%	$824.25	07/xx/2016	Financial Hardship
58479339	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2012	xx	Not Applicable	5.875%	$1,400.93	04/xx/2012	Financial Hardship
9466042	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,581.25	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67176378	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	571	571	xx	First	Final policy	Not Applicable	xx	03/xx/2016	xx	Not Applicable	5.750%	$725.05	05/xx/2016	Financial Hardship
65135716	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	786	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2015	xx	$xxx	6.625%	$543.93	09/xx/2015	Financial Hardship
12452183	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	08/xx/2013	xx	Not Applicable	5.875%	$653.63	09/xx/2013	Financial Hardship
57865028	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,375.00	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	11/xx/2017	xx	$xxx	3.125%	$1,001.95	12/xx/2017	Financial Hardship
42896432	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2015	xx	Not Applicable	2.375%	$637.95	12/xx/2015	Financial Hardship
1953548	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	673	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2014	xx	$xxx	2.000%	$435.74	04/xx/2014	Financial Hardship
91561925	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	04/xx/2015	xx	$xxx	4.250%	$947.46	06/xx/2015	Financial Hardship
70641053	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.990%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44160584	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2015	xx	Not Applicable	7.750%	$296.92	05/xx/2015	Financial Hardship
94450023	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2015	xx	Not Applicable	4.250%	$414.64	12/xx/2015	Financial Hardship
83566581	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2015	xx	Not Applicable	2.250%	$696.58	09/xx/2015	Financial Hardship
11533554	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$719.23	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2014	xx	$xxx	4.625%	$310.50	05/xx/2014	Financial Hardship
95896221	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable		First	Final policy	Not Applicable	xx	03/xx/2015	xx	Not Applicable	7.500%	$349.06	05/xx/2015	Financial Hardship
45524629	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Dakota	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	01/xx/2016	xx	Not Applicable	7.000%	$503.38	02/xx/2016	Financial Hardship
28742552	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	732	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2017	xx	Not Applicable	6.250%	$397.08	07/xx/2017	Financial Hardship
64402776	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	07/xx/2015	xx	$xxx	2.000%	$197.20	08/xx/2015	Financial Hardship
6130332	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62220953	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	689	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2015	xx	Not Applicable	6.250%	$603.06	07/xx/2015	Financial Hardship
48309778	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2018	xx	$xxx	4.000%	$600.62	05/xx/2018	Financial Hardship
95694021	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	08/xx/2013	xx	Not Applicable	4.000%	$571.23	10/xx/2013	Financial Hardship
28623233	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2015	xx	Not Applicable	2.000%	$649.32	07/xx/2015	Financial Hardship
57560646	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,831.21	$xxx	6.125%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	07/xx/2016	xx	Not Applicable	4.000%	$1,418.60	08/xx/2016	Financial Hardship
73671844	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2016	xx	$xxx	2.000%	$790.09	04/xx/2016	Financial Hardship
61386796	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.625%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	04/xx/2015	xx	$xxx	4.250%	$307.68	05/xx/2015	Financial Hardship
62826633	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nebraska	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2015	xx	Not Applicable	7.375%	$356.34	12/xx/2015	Financial Hardship
43600749	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	05/xx/2019	xx	$xxx	1.000%	$540.48	06/xx/2019	Financial Hardship
90268238	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34929526	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	300		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	05/xx/2006	xx	Not Applicable	5.875%	$776.36	06/xx/2006	Financial Hardship
18910373	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53009926	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2014	xx	Not Applicable	5.625%	$1,302.00	12/xx/2014	Financial Hardship
26963301	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	07/xx/2015	xx	Not Applicable	4.125%	$710.71	07/xx/2015	Financial Hardship
48604534	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2016	xx	Not Applicable	3.375%	$234.77	04/xx/2016	Financial Hardship
96154300	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation					Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	xx	08/xx/2015	xx	$xxx	4.000%	$615.83	08/xx/2018	Financial Hardship
26090085	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	02/xx/2015	xx	Not Applicable	4.375%	$219.89	04/xx/2015	Financial Hardship
38533099	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	7.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2014	xx	Not Applicable	4.625%	$1,254.87	07/xx/2014	Financial Hardship
86146720	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable			Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	11/xx/2013	xx	Not Applicable	6.625%	$457.07	12/xx/2013	Financial Hardship
14140986	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2014	xx	Not Applicable	4.500%	$455.23	01/xx/2015	Financial Hardship
30728741	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2015	xx	Not Applicable	7.750%	$1,887.96	01/xx/2016	Financial Hardship
49005123	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,485.00	$xxx	6.750%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	09/xx/2014	xx	$xxx	2.000%	$669.10	09/xx/2014	Financial Hardship
94891474	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Verification of Stated Assets	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	11/xx/2014	xx	Not Applicable	6.500%	$731.93	01/xx/2015	Financial Hardship
32241102	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	547	559	xx	First	Final policy	Not Applicable	xx	08/xx/2016	xx	Not Applicable	4.625%	$1,345.25	09/xx/2016	Financial Hardship
22874054	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Unavailable	Not Applicable	xx	03/xx/2016	xx	Not Applicable	3.000%	$1,374.24	03/xx/2016	Financial Hardship
2182088	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	558	570	xx	First	Final policy	Not Applicable	xx	04/xx/2015	xx	Not Applicable	4.250%	$599.16	05/xx/2015	Financial Hardship
53233040	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	506	492	xx	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55803132	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2015	xx	Not Applicable	6.250%	$576.34	05/xx/2015	Financial Hardship
61541874	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2015	xx	Not Applicable	5.875%	$678.18	05/xx/2015	Financial Hardship
96410841	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	10/xx/2016	xx	Not Applicable	6.875%	$774.12	11/xx/2016	Financial Hardship
42479993	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	607	596	xx	First	Short Form Policy	Not Applicable	xx	05/xx/2015	xx	Not Applicable	6.250%	$477.08	07/xx/2015	Financial Hardship
6398653	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	09/xx/2010	xx	Not Applicable	6.250%	$448.36	10/xx/2010	Financial Hardship
92187271	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	769	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2011	xx	$xxx	4.750%	$1,545.55	06/xx/2011	Financial Hardship
83101935	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2010	xx	Not Applicable	2.500%	$1,254.15	04/xx/2010	Financial Hardship
21510234	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	01/xx/2012	xx	Not Applicable	6.250%	$167.42	02/xx/2012	Financial Hardship
58046014	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	11/xx/2013	xx	$xxx	4.000%	$164.38	12/xx/2013	Financial Hardship
34836936	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	08/xx/2015	xx	Not Applicable	6.750%	$293.16	10/xx/2015	Financial Hardship
2317823	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59400712	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second	xx	$0.00	$xx	xx	Unavailable	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2013	xx	Not Applicable	4.000%	$1,415.59	12/xx/2013	Financial Hardship
55713972	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2016	xx	Not Applicable	5.000%	$509.57	07/xx/2016	Financial Hardship
5919956	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	06/xx/2015	xx	Not Applicable	6.750%	$526.56	08/xx/2015	Financial Hardship
82800844	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$2,254.91	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2013	xx	Not Applicable	4.625%	$1,501.64	01/xx/2014	Financial Hardship
93341389	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	240		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2015	xx	Not Applicable	2.000%	$411.82	08/xx/2015	Financial Hardship
24339604	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	Not Applicable	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	03/xx/2015	xx	Not Applicable	4.250%	$275.96	05/xx/2015	Change of Terms
73343886	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2014	xx	$xxx	2.000%	$550.16	09/xx/2014	Financial Hardship
4340935	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	09/xx/2019	xx	Not Applicable	2.500%	$1,303.58	10/xx/2019	Financial Hardship
52719759	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2015	xx	Not Applicable	4.000%	$1,034.75	07/xx/2015	Financial Hardship
68254688	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2014	xx	$xxx	2.000%	$1,535.35	05/xx/2014	Financial Hardship
38629647	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$552.91	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	633	Not Applicable	xx	First	Final policy	Not Applicable	xx	09/xx/2013	xx	$xxx	2.000%	$429.91	09/xx/2013	Financial Hardship
68793913	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	05/xx/2019	xx	Not Applicable	2.000%	$665.75	07/xx/2019	Financial Hardship
93751022	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	03/xx/2016	xx	Not Applicable	3.875%	$495.84	05/xx/2016	Financial Hardship
4462116	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,345.63	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No	xx	xx	30.000%	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	No	No	546	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2011	xx	$xxx	3.000%	$1,299.73	08/xx/2011	Financial Hardship
52760015	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.500%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2010	xx	Not Applicable	2.125%	$724.06	05/xx/2010	Financial Hardship
38856349	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.990%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2014	xx	Not Applicable	5.000%	$575.89	10/xx/2014	Financial Hardship
85856759	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.125%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	08/xx/2012	xx	$xxx	2.000%	$491.21	08/xx/2012	Financial Hardship
6340155	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	623	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2016	xx	Not Applicable	4.000%	$631.35	07/xx/2016	Financial Hardship
59730447	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	03/xx/2015	xx	Not Applicable	5.375%	$628.25	04/xx/2015	Financial Hardship
41842966	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	04/xx/2015	xx	Not Applicable	7.250%	$626.72	04/xx/2015	Financial Hardship
33339415	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29859237	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2016	xx	Not Applicable	4.000%	$1,571.11	02/xx/2016	Financial Hardship
32192807	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,249.96	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	788	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2015	xx	$xxx	2.000%	$676.57	05/xx/2015	Financial Hardship
62671505	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	10/xx/2014	xx	Not Applicable	5.500%	$1,160.09	11/xx/2014	Financial Hardship
3816885	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	10/xx/2016	xx	Not Applicable	3.625%	$818.14	11/xx/2016	Financial Hardship
15872833	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	601	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2016	xx	Not Applicable	3.625%	$286.44	12/xx/2016	Financial Hardship
94725197	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Refinance	Unavailable	Unavailable	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Commitment	Not Applicable	xx	10/xx/2014	xx	Not Applicable	6.000%	$1,129.16	11/xx/2014	Financial Hardship
2919814	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$780.00	$xxx	6.500%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	709	719	xx	First	Short Form Policy	Not Applicable	xx	04/xx/2016	xx	Not Applicable	3.875%	$596.17	04/xx/2016	Financial Hardship
47050693	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2016	xx	$xxx	3.625%	$721.21	12/xx/2016	Financial Hardship
70303999	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,198.53	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2015	xx	$xxx	2.000%	$1,163.35	06/xx/2015	Financial Hardship
55802616	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	632	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	09/xx/2016	xx	$xxx	3.625%	$290.21	11/xx/2016	Financial Hardship
1434228	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	09/xx/2014	xx	$xxx	4.625%	$737.84	10/xx/2014	Financial Hardship
69549231	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2016	xx	$xxx	3.750%	$910.07	08/xx/2016	Financial Hardship
11333220	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	1.000%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2012	xx	$xxx	2.000%	$1,206.29	12/xx/2012	Financial Hardship
21542090	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xxe	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.001%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Alternative					Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61158862	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.590%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15524695	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$xxx	Not Applicable	xx	Not Applicable	$xxx	10.870%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Alternative	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96990256	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$1,640.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.820%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53105248	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$3,516.17	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.000%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56067996	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.999%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	09/xx/2013	xx	$xxx	5.000%	$375.71	11/xx/2013	Financial Hardship
63613111	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.325%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	686	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2012	xx	Not Applicable	3.000%	$204.05	07/xx/2012	Financial Hardship
33511307	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.690%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96697575	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.360%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	02/xx/2019	xx	$xxx	4.625%	6xx	03/xx/2019	Financial Hardship
36766058	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.100%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21414269	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$405.91	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.800%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17853902	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$269.50	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.255%	287		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89000182	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$1,273.26	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.190%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25953346	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.820%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Unavailable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	672	Not Applicable	xx	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31706222	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.357%	300		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29136253	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.500%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26362702	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$707.90	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.810%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11414200	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	12/xx/2009	xx	$xxx	7.860%	$381.84	01/xx/2010	Financial Hardship
32257509	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.407%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94055593	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Other		$434.10	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.190%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84813646	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.875%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	04/xx/2018	xx	$xxx	4.000%	$1,581.10	05/xx/2018	Financial Hardship
28340351	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.990%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
6562485	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$1,607.41	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.590%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68779096	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$5,643.54	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.298%	216		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84565479	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.150%	240		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1123625	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	628	611	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54011618	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.270%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	11/xx/2009	xx	$xxx	11.000%	$672.48	12/xx/2009	Financial Hardship
96891500	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Alternative	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	4.500%	$577.80	Unavailable	Unavailable
31623716	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.120%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68356031	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$757.74	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.390%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
54246804	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.750%	480		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	644	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	10/xx/2010	xx	$xxx	2.000%	$880.93	10/xx/2010	Financial Hardship
73254780	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$492.01	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66296610	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$135.78	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.840%	181		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20352700	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.700%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Unavailable	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	05/xx/2011	xx	Not Applicable	4.625%	$270.09	06/xx/2011	Financial Hardship
44185943	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$1,929.72	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.238%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37569108	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,944.01	$xxx	8.750%	228		xx	xx		Conventional	ARM		Refinance	xx	xx	Alternative	Yes	xx	xx	30.000%	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	02/xx/2014	xx	Not Applicable	6.000%	$1,351.57	06/xx/2014	Financial Hardship
4653785	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$5,851.74	$xx	xx	Unavailable	Yes	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.720%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable					Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	xx	$xxx	1.990%	$428.66	Unavailable	Unavailable
37003984	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2016	xx	Not Applicable	2.250%	$612.18	06/xx/2016	Financial Hardship
10013025	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2017	xx	Not Applicable	8.250%	$229.15	05/xx/2017	Financial Hardship
55323109	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Purchase	Unavailable	Unavailable	Unavailable					Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	06/xx/2015	xx	Not Applicable	2.000%	$341.72	07/xx/2021	Financial Hardship
44770443	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Purchase	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	12/xx/2014	xx	Not Applicable	4.500%	$465.18	02/xx/2015	Financial Hardship
7025348	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24470071	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2010	xx	Not Applicable	3.125%	$1,761.54	07/xx/2010	Financial Hardship
64776929	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	03/xx/2017	xx	Not Applicable	3.500%	$268.95	05/xx/2017	Financial Hardship
85055589	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.400%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	07/xx/2013	xx	Not Applicable	2.000%	$217.47	07/xx/2013	Financial Hardship
93094992	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	03/xx/2018	xx	Not Applicable	4.500%	$459.72	04/xx/2018	Financial Hardship
1214820	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Reduced	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	744	749	xx	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
70032043	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	01/xx/2015	xx	Not Applicable	4.687%	$735.36	01/xx/2015	Financial Hardship
97693830	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58199101	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$944.81	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	730	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33942701	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.990%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Reduced	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	594	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	03/xx/2018	xx	$xxx	2.600%	$109.72	04/xx/2018	Financial Hardship
26550539	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Reduced	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	07/xx/2018	xx	Not Applicable	3.000%	$359.40	08/xx/2018	Financial Hardship
14433611	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$3,723.96	$xxx	6.875%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36219483	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.490%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2017	xx	$xxx	3.000%	$312.88	04/xx/2017	Financial Hardship
55986331	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.950%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Commitment	Not Applicable	xx	04/xx/2017	xx	$xxx	3.625%	$254.33	04/xx/2017	Financial Hardship
51758944	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.450%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2015	xx	$xxx	3.625%	$1,234.33	12/xx/2015	Financial Hardship
21603859	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$xx	xx	Unavailable	Yes	Borrower is Contesting Foreclosure	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,980.00	$xxx	6.000%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27047445	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Unavailable	Unavailable	$xxx	3.824%	$410.02	Unavailable	Financial Hardship
36192517	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	04/xx/2016	xx	Not Applicable	3.500%	$632.80	03/xx/2016	Financial Hardship
54806784	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.750%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	746	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	02/xx/2011	xx	Not Applicable	8.742%	$412.94	02/xx/2011	Lower Interest Rate
50011712	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,301.44	$xxx	5.625%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	647	704	xx	First	Final policy	Not Applicable	xx	10/xx/2016	xx	$xxx	3.470%	$1,322.91	01/xx/2017	Financial Hardship
87704983	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$492.21	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.900%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	563	578	xx	First	Short Form Policy	Not Applicable	xx	10/xx/2016	xx	$xxx	3.125%	$504.01	10/xx/2016	Financial Hardship
82343889	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.475%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	627	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2014	xx	Not Applicable	4.600%	$803.82	01/xx/2014	Financial Hardship
47441517	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	Not Applicable	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.250%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	631	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2764217	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.500%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Reduced	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	615	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2015	xx	$xxx	2.000%	$724.49	08/xx/2015	Financial Hardship
73786186	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.450%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2010	xx	Not Applicable	4.125%	$712.63	08/xx/2010	Financial Hardship
46301182	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.290%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	612	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2016	xx	Not Applicable	3.500%	$388.97	06/xx/2016	Financial Hardship
17839898	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.950%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Unavailable	Not Applicable	xx	05/xx/2011	xx	Not Applicable	7.950%	$855.92	07/xx/2011	Financial Hardship
12087075	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.800%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	584	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8287536	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.040%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	02/xx/2015	xx	Not Applicable	4.250%	$603.05	02/xx/2015	Financial Hardship
10636771	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.990%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	02/xx/2010	xx	Not Applicable	2.990%	$954.00	02/xx/2010	Change of Terms
87291996	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.480%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2015	xx	Not Applicable	2.000%	$740.09	11/xx/2015	Financial Hardship
80796924	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,075.81	$xxx	6.460%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Reduced	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	xx	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72512630	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2011	xx	Not Applicable	4.000%	$531.16	02/xx/2012	Financial Hardship
4726534	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2017	xx	Not Applicable	2.000%	$486.86	04/xx/2017	Change of Terms
93381726	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2016	xx	Not Applicable	2.000%	$537.94	11/xx/2016	Financial Hardship
63658772	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.990%	240		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	632	613	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48954821	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.990%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Commitment	Not Applicable	xx	02/xx/2011	xx	$xxx	2.000%	$1,163.39	03/xx/2011	Financial Hardship
40769011	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.000%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
96031423	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.990%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	09/xx/2018	xx	Not Applicable	4.620%	$517.29	10/xx/2018	Financial Hardship
83755960	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.620%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2009	xx	Not Applicable	4.640%	$693.68	07/xx/2009	Financial Hardship
47537057	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.950%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	08/xx/2004	xx	Not Applicable	7.500%	$319.85	10/xx/2004	Financial Hardship
20923037	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$22.01	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.170%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2006	xx	Not Applicable	9.170%	$616.80	08/xx/2006	Financial Hardship
90509130	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.990%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2012	xx	$xxx	2.000%	$155.05	08/xx/2012	Financial Hardship
42615730	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2014	xx	$xxx	10.500%	$553.23	01/xx/2014	Financial Hardship
3627841	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.800%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	530	526	Unavailable	First	Final policy	Not Applicable	xx	09/xx/2015	xx	$xxx	2.000%	$157.32	09/xx/2015	Financial Hardship
42188312	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	$xxx	Not Applicable	xx	$1,704.06	$xxx	7.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Reduced	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	3 Family	xx	xx	Investor	Yes	No	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1341855	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.825%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	04/xx/2017	xx	$xxx	5.843%	$578.61	07/xx/2017	Financial Hardship
52092604	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.700%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	xx	First	Unavailable	Not Applicable	xx	06/xx/2015	xx	$xxx	4.375%	$183.60	06/xx/2015	Financial Hardship
64410942	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	03/xx/2018	xx	$xxx	4.188%	$944.36	03/xx/2018	Financial Hardship
44534785	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.250%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	12/xx/2016	xx	$xxx	4.625%	$419.85	01/xx/2017	Change of Terms
41032748	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Iowa	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.950%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2018	xx	Not Applicable	4.000%	$653.30	06/xx/2018	Financial Hardship
36054618	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.990%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	02/xx/2012	xx	Not Applicable	2.000%	$429.65	10/xx/2013	Financial Hardship
58798943	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	9.900%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	09/xx/2015	xx	Not Applicable	2.000%	$299.22	11/xx/2015	Financial Hardship
36589459	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	09/xx/2011	xx	Not Applicable	10.250%	$1,097.36	09/xx/2011	Change of Terms
58411813	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second		$0.00	$xx	xx	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.990%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	11/xx/2014	xx	$xxx	2.000%	$496.55	11/xx/2014	Financial Hardship
12591694	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.375%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	10/xx/2015	xx	$xxx	3.375%	$270.70	10/xx/2015	Financial Hardship
42688234	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.850%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	01/xx/2017	xx	Not Applicable	3.000%	$223.43	01/xx/2017	Financial Hardship
92286280	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	8.100%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	No Verification of Stated Income	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Financial Hardship
70813754	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	$1,861.50	$xxx	7.300%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2015	xx	$xxx	2.000%	$603.72	09/xx/2015	Financial Hardship
56710842	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.825%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	02/xx/2011	xx	Not Applicable	4.000%	$753.21	02/xx/2011	Financial Hardship
76043560	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.990%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	10/xx/2014	xx	Not Applicable	2.000%	$3,793.68	02/xx/2015	Financial Hardship
24851771	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.450%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	07/xx/2018	xx	$xxx	4.575%	$589.40	08/xx/2018	Financial Hardship
47604083	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.525%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	624	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2014	xx	$xxx	4.750%	$840.93	03/xx/2014	Financial Hardship
37911947	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$xx	xx	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.425%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	559	501	xx	First	Final policy	Not Applicable	xx	08/xx/2016	xx	$xxx	3.250%	$1,394.47	08/xx/2016	Financial Hardship
72436396	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.950%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	646	619	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49190428	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.490%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2015	xx	$xxx	2.000%	$439.10	04/xx/2016	Financial Hardship
33797401	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.150%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Reduced	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2016	xx	$xxx	3.375%	$197.56	03/xx/2016	Financial Hardship
14519836	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Reduced	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12849744	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2018	xx	Not Applicable	3.410%	$723.30	11/xx/2018	Financial Hardship
71759299	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	DSCR	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99934926	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.400%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2012	xx	Not Applicable	2.000%	$627.65	01/xx/2012	Change of Terms
11640108	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Commitment	Not Applicable	xx	11/xx/2013	xx	Not Applicable	4.875%	$1,457.69	11/xx/2013	Financial Hardship
62068611	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,456.21	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	769	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	2.000%	$2,478.52	01/xx/2020	Unavailable
54271157	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	689	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2017	xx	Not Applicable	2.000%	$1,820.63	04/xx/2017	Financial Hardship
83774104	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Hawaii	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	08/xx/2018	xx	Not Applicable	5.750%	$5,188.03	09/xx/2018	Financial Hardship
16231726	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$3,060.00	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	693	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46425638	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.125%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2011	xx	Not Applicable	2.000%	$433.35	03/xx/2011	Financial Hardship
64012525	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	05/xx/2010	xx	$xxx	2.000%	$214.89	05/xx/2010	Financial Hardship
15243332	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Reduced	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2016	xx	Not Applicable	2.000%	$1,204.46	01/xx/2016	Financial Hardship
73939326	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$614.92	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	04/xx/2017	xx	Not Applicable	3.000%	$495.04	05/xx/2017	Financial Hardship
7289293	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.000%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42062147	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Mexico	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.490%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	584	516	xx	First	Final policy	Not Applicable	xx	03/xx/2007	xx	Not Applicable	7.490%	$738.34	05/xx/2007	Financial Hardship
57729457	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.625%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	573	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	01/xx/2017	xx	Not Applicable	5.000%	$251.91	03/xx/2017	Financial Hardship
46149828	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.450%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2017	xx	Not Applicable	3.500%	$1,014.79	04/xx/2017	Financial Hardship
87040419	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	Unavailable	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	08/xx/2014	xx	$xxx	4.870%	$255.62	08/xx/2014	Financial Hardship
73396297	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Unavailable	No	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	$2,890.17	$xxx	5.990%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2013	xx	$xxx	2.000%	$1,715.52	07/xx/2013	Financial Hardship
26002923	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.365%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	620	Not Applicable	xx	First	Final policy	Not Applicable	xx	02/xx/2016	xx	$xxx	2.000%	$354.70	07/xx/2016	Financial Hardship
72672844	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.490%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Verification of Stated Income	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Unavailable	xx	Unavailable	2.000%	$1,096.38	01/xx/2020	Financial Hardship
70404852	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	8.250%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Reduced	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11907256	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$20,497.29	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.750%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Reduced	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	582	Not Applicable	xx	First	Final policy	Not Applicable	xx	09/xx/2018	xx	Not Applicable	5.375%	$1,581.51	09/xx/2018	Financial Hardship
10578322	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.750%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2010	xx	$xxx	2.000%	$171.26	07/xx/2010	Financial Hardship
36004251	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.650%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	539	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2015	xx	Not Applicable	3.250%	$340.41	08/xx/2015	Financial Hardship
48570679	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$41.75	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.150%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	560	Not Applicable	xx	First	Final policy	Not Applicable	xx	09/xx/2013	xx	$xxx	2.000%	$185.18	09/xx/2013	Financial Hardship
41480096	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.990%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87796850	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.240%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2011	xx	Not Applicable	3.740%	$251.57	01/xx/2012	Financial Hardship
72790606	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.240%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	641	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42950027	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.990%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	06/xx/2018	xx	Not Applicable	4.375%	$509.59	07/xx/2018	Change ARM Terms
59752944	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.290%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2017	xx	Not Applicable	2.000%	$325.09	04/xx/2017	Financial Hardship
45946409	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No			Unavailable	First	Final policy	Not Applicable	xx	12/xx/2016	xx	$xxx	3.000%	$682.90	12/xx/2016	Financial Hardship
30864690	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.950%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2009	xx	Not Applicable	4.530%	$1,045.25	04/xx/2009	Financial Hardship
50688555	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$1,242.98	$xx	xx	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.480%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59414926	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13368438	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.650%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2011	xx	Not Applicable	7.150%	$334.48	02/xx/2012	Financial Hardship
51944893	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.150%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	09/xx/2015	xx	$xxx	3.250%	$442.39	09/xx/2015	Financial Hardship
49899675	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.250%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Reduced	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2008	xx	Not Applicable	3.950%	$457.56	06/xx/2008	Financial Hardship
67859049	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.550%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2013	xx	$xxx	2.000%	$1,026.23	12/xx/2013	Financial Hardship
49506062	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.900%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	xx	02/xx/2018	xx	$xxx	2.000%	$423.92	03/xx/2018	Financial Hardship
31439714	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.850%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	06/xx/2016	xx	Not Applicable	3.375%	$636.06	06/xx/2016	Financial Hardship
90407370	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.240%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2013	xx	Not Applicable	2.000%	$239.14	08/xx/2013	Financial Hardship
51432094	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.375%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Unavailable	Yes	xx	xx	30.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74488378	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$3,251.03	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33175049	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.990%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2016	xx	Not Applicable	3.250%	$333.15	08/xx/2016	Financial Hardship
4856349	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.950%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2017	xx	$xxx	3.250%	$411.19	12/xx/2017	Financial Hardship
42281787	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.950%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2016	xx	Not Applicable	3.250%	$400.05	08/xx/2016	Financial Hardship
74784447	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.930%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27516887	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.470%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	04/xx/2012	xx	Not Applicable	2.000%	$197.37	07/xx/2012	Financial Hardship
51822368	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.450%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	03/xx/2011	xx	$xxx	4.700%	$897.40	03/xx/2011	Financial Hardship
74596131	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$799.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.630%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	09/xx/2018	xx	Not Applicable	2.000%	$290.75	09/xx/2018	Financial Hardship
5277705	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.250%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2011	xx	Not Applicable	3.750%	$702.35	02/xx/2012	Financial Hardship
82203804	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81372988	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.250%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	04/xx/2013	xx	$xxx	2.000%	$259.69	04/xx/2013	Financial Hardship
71303407	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	Yes	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Purchase	Unavailable	Unavailable	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Commitment	Not Applicable	xx	Unavailable	Unavailable	Unavailable	4.625%	$747.79	Unavailable	Financial Hardship
19893266	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.622%	360		xx	xx		Conventional	Fixed		Purchase	Unavailable	Unavailable	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Unavailable	Not Applicable	xx	09/xx/2016	xx	Not Applicable	3.750%	$1,129.14	10/xx/2016	Financial Hardship
42760831	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Commitment	Not Applicable	xx	08/xx/2013	xx	Not Applicable	2.000%	$409.80	08/xx/2013	Financial Hardship
34338696	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.750%	360		xx	xx		Conventional	Fixed		Purchase	Unavailable	Unavailable	Full Documentation	No				Not Applicable		Not Applicable	PUD	xx	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Preliminary title policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
56261267	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	11/xx/2014	xx	Not Applicable	5.625%	$681.07	12/xx/2014	Financial Hardship
45378905	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No				Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Unavailable	Not Applicable	xx	07/xx/2017	xx	Not Applicable	6.125%	$707.15	09/xx/2017	Financial Hardship
16806420	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$939.58	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Purchase	Unavailable	Unavailable	Full Documentation					Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Unavailable	Not Applicable	xx	07/xx/2012	xx	Not Applicable	3.625%	$845.79	07/xx/2012	Financial Hardship
65683900	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Unavailable	Not Applicable	xx	Unavailable	xx	Not Applicable	4.750%	$2,046.11	02/xx/2020	Change of Terms
566508	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation					Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Preliminary title policy	Not Applicable	xx	11/xx/2016	xx	Not Applicable	2.000%	$1,527.89	01/xx/2017	Financial Hardship
49266174	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.750%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
78455446	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	ARM		Purchase	Unavailable	Unavailable	Unavailable	No				Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	xx	02/xx/2010	xx	Not Applicable	5.125%	$1,086.08	02/xx/2010	Financial Hardship
77799180	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Commitment	Not Applicable	xx	09/xx/2012	xx	$xxx	4.625%	$513.61	09/xx/2012	Financial Hardship
55145147	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.125%	360		xx	xx		Conventional	Fixed		Purchase	Unavailable	Unavailable	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Commitment	Not Applicable	xx	08/xx/2005	xx	$xxx	4.125%	$307.96	09/xx/2015	Financial Hardship
72852783	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,602.25	$xxx	6.375%	360		xx	xx		Conventional	ARM		Purchase	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	xx	10/xx/2017	xx	Not Applicable	4.000%	$1,269.44	11/xx/2017	Financial Hardship
91081747	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,956.37	$xxx	7.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	xx	10/xx/2010	xx	Not Applicable	2.000%	$1,109.80	01/xx/2011	Financial Hardship
81424610	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	06/xx/2017	xx	$xxx	4.250%	$414.84	07/xx/2017	Financial Hardship
6505839	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No				Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Commitment	Not Applicable	xx	04/xx/2016	xx	Not Applicable	4.000%	$790.93	05/xx/2016	Financial Hardship
32273282	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47390825	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,215.31	$xxx	7.500%	360		xx	xx		Conventional	Fixed		Purchase	Unavailable	Unavailable	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	Not Applicable	Unavailable	Secondary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Commitment	Not Applicable	xx	03/xx/2014	xx	Not Applicable	4.625%	$911.82	04/xx/2014	Financial Hardship
63258289	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Purchase	Unavailable	Unavailable	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Unavailable	Not Applicable	xx	Unavailable	xx	Not Applicable	4.750%	$1,878.45	02/xx/2020	Unavailable
83473698	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	09/xx/2013	xx	Not Applicable	4.000%	$1,365.18	11/xx/2013	Financial Hardship
86550579	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Court Delay	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Commitment	Not Applicable	xx	04/xx/2018	xx	$xxx	4.000%	$200.61	04/xx/2018	Financial Hardship
40134535	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21101766	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Loss Mitigation	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$xxx	7.990%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	10/xx/2016	xx	$xxx	3.995%	$682.40	10/xx/2016	Financial Hardship
91468728	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.175%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	617	555	xx	First	Unavailable	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
4759861	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.250%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Commitment	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
7405760	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.750%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Commitment	Not Applicable	xx	02/xx/2015	xx	$xxx	4.250%	$244.26	02/xx/2015	Financial Hardship
97737462	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.740%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	553	Not Applicable	xx	First	Commitment	Not Applicable	xx	05/xx/2015	xx	Not Applicable	4.665%	$619.07	06/xx/2015	Financial Hardship
91240127	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$820.21	$xxx	7.750%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	09/xx/2012	xx	$xxx	3.625%	$496.64	09/xx/2012	Financial Hardship
72080305	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	xx	11/xx/2015	xx	$xxx	2.000%	$882.67	12/xx/2015	Financial Hardship
81066620	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Unavailable	Not Applicable	xx	06/xx/2013	xx	Not Applicable	4.000%	$711.08	07/xx/2013	Financial Hardship
46219921	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Verification of Stated Income	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	672	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2013	xx	Not Applicable	4.000%	$341.82	04/xx/2013	Financial Hardship
46142537	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.602%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	xx	04/xx/2017	xx	Not Applicable	3.000%	$125.94	05/xx/2017	Financial Hardship
86694006	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	7.381%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	xx	01/xx/2017	xx	$xxx	2.000%	$1,057.71	02/xx/2017	Financial Hardship
20054618	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.350%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	xx	01/xx/2011	xx	$xxx	2.000%	$635.23	01/xx/2011	Financial Hardship
73605946	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$431.49	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.490%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Commitment	Not Applicable	xx	05/xx/2009	xx	$xxx	5.040%	$311.92	07/xx/2009	Financial Hardship
38696035	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	13.550%	180		xx	xx		Conventional	ARM		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	xx	08/xx/2013	xx	Not Applicable	3.875%	$122.72	09/xx/2013	Financial Hardship
36559356	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.000%	360		xx	xx		FHA	Fixed		Refinance	xx	xx	Unavailable	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable
8180736	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Hampshire	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	xx	Not Applicable	4.750%	$733.47	04/xx/2019	Financial Hardship
50672597	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	685	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17142990	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.270%	120		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
19389942	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.270%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Unavailable	Not Applicable	xx	12/xx/2009	xx	$xxx	10.750%	$293.93	01/xx/2010	Financial Hardship
23847584	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.190%	240		xx	xx		Conventional	Fixed		Refinance	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73751584	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$xxx	9.890%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	4.159%	$810.25	Unavailable	Unavailable
35859750	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.292%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65668679	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.960%	179		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Unavailable	Not Applicable	xx	Unavailable	xx	Unavailable	4.625%	$241.55	Unavailable	Unavailable
61235679	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	11.980%	360		xx	xx		Conventional	Fixed		Cash Out	Not Applicable	Not Applicable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Unavailable	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
49668971	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.380%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41601726	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$988.14	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.082%	239		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	4.990%	$531.51	Unavailable	Unavailable
41755414	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.150%	240		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	02/xx/2013	xx	$xxx	7.000%	$457.94	05/xx/2013	Financial Hardship
97904568	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22748996	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.430%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
54077645	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Unavailable	xx	Not Applicable	10.000%	$1,306.24	12/xx/2019	Financial Hardship
62914598	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.691%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	05/xx/2000	xx	Not Applicable	7.639%	$350.00	06/xx/2000	Financial Hardship
97145349	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$142.90	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.540%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92399080	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.120%	240		xx	xx		Conventional	Fixed		Refinance	Unavailable	Unavailable	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Modular Housing	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79497365	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.520%	120		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Unavailable	xx	Not Applicable	4.625%	$277.06	03/xx/2019	Financial Hardship
2664219	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.090%	180		xx	xx		Conventional	Fixed		Refinance	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	03/xx/2018	xx	Not Applicable	7.000%	$415.49	04/xx/2018	Financial Hardship
67124103	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.000%	360		xx	xx		Conventional	Fixed		Refinance	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9293775	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.141%	240		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable				Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	05/xx/2015	xx	Not Applicable	3.250%	$83.08	06/xx/2015	Financial Hardship
86241940	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	7.691%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	01/xx/2017	xx	Not Applicable	3.000%	$401.76	02/xx/2017	Financial Hardship
59078628	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Modular Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7475149	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.370%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84454705	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.590%	240		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82089882	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.750%	240		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable					Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93668300	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.377%	300		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27442046	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$3,316.60	$xx	xx	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.631%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	81.960%	8xx	Unavailable	Unavailable
34246738	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Other		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.840%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable					Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
76879509	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68045637	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.780%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
85812909	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.960%	181		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Unavailable	xx	Not Applicable	3.875%	$164.58	01/xx/2020	Unavailable
32415984	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.332%	264		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20740401	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.570%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37446743	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$1,631.45	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.876%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90237428	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	7.500%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63865403	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.996%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9295668	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.560%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65928139	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.980%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	10.980%	$822.98	Unavailable	Unavailable
68884780	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.880%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20469046	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.198%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	7.000%	$603.27	Unavailable	Unavailable
37672363	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.870%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Mobile Home	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	4.875%	$590.03	06/xx/2019	Financial Hardship
24462584	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.120%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41939816	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.670%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
60571927	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.710%	240		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
86931530	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.326%	240		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41951810	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.818%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39083990	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.143%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53671686	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.140%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13669853	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.794%	180		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable					Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84708924	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.060%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41193282	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$1,646.59	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.344%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90608967	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$250.69	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.350%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94020102	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$xxx	11.050%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77976120	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$1,772.11	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.820%	240		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92781253	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.290%	360		xx	xx		Conventional	ARM		Purchase	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2006400	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.550%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable					Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Investor	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Unavailable	Unavailable	Unavailable	3.000%	$663.88	Unavailable	Unavailable
77452014	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.480%	240		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59822851	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.200%	360		xx	xx		HELOC	Revolving		Refinance	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	xx	Unavailable	4.875%	$831.57	Unavailable	Unavailable
6940189	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$xxx	12.100%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
14531793	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$2,899.37	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.407%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24872225	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$715.75	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.120%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41180804	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.330%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
78495917	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$929.36	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.280%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Unavailable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95976194	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$1,505.36	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.800%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30835128	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.823%	264		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63754582	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.046%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95830221	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.300%	120		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	02/xx/2013	xx	$xxx	5.000%	$118.18	02/xx/2013	Financial Hardship
11246671	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.650%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28107767	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$1,901.12	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.350%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22051744	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$457.45	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.030%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	4.990%	$421.66	Unavailable	Unavailable
13144333	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	xx	$394.72	$xx	xx	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.820%	240		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25858738	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$990.61	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.750%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61113561	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$2,128.10	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.780%	240		xx	xx		Conventional	Fixed		Cash Out	Not Applicable	Not Applicable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29629873	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.609%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82919948	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$2,957.45	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.570%	240		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88732516	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	14.820%	240		xx	xx		Conventional	Fixed		Cash Out	Not Applicable	Not Applicable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Modular Housing	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Financial Hardship
42154688	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$xxx	10.020%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
74071585	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$xxx	9.900%	360		xx	xx		Conventional	ARM		Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	12/xx/2015	xx	Not Applicable	3.000%	$435.31	02/xx/2016	Financial Hardship
43427876	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.990%	360		xx	xx		Conventional	Fixed		Refinance	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	12/xx/2017	xx	$xxx	5.625%	$249.96	02/xx/2018	Financial Hardship
50059947	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.250%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	07/xx/2018	xx	$xxx	4.500%	$1,223.75	08/xx/2018	Financial Hardship
73415028	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.179%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	6.780%	$398.00	Unavailable	Unavailable
72962931	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.585%	240		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Unavailable	xx	Not Applicable	4.750%	$358.10	02/xx/2019	Financial Hardship
29724182	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.750%	360		xx	xx		Conventional	Fixed		Purchase	Unavailable	Unavailable	Unavailable	No	Unavailable	Illegible	35.000%	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	03/xx/2017	xx	$xxx	3.500%	$803.37	04/xx/2017	Financial Hardship
81330217	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2007	xx	Not Applicable	6.625%	$740.91	04/xx/2007	Financial Hardship
91168678	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.450%	180		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	11.004%	$426.00	Unavailable	Unavailable
54730182	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.540%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76320126	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.500%	240		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable					Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96607750	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.006%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Modular Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80793011	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$3,308.37	$xx	xx	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.030%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	02/xx/2013	xx	$xxx	7.000%	$384.80	03/xx/2013	Lower Interest Rate
2078348	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.140%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2013	xx	$xxx	9.640%	$290.78	07/xx/2013	Financial Hardship
27581460	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	10.140%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53532844	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17391604	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.230%	181		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	xx	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63006458	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.131%	300		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26398858	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.625%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	680	713	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91434345	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.625%	360		xx	xx		FHA	Fixed		Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable			Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	675	653	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24905203	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$1,136.62	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	747	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28272191	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	3.990%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable		Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Yes	Yes	No	779	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51244877	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	705	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49487619	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Montana	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	773	777	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60849795	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.990%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	03/xx/2019	xx	Not Applicable	5.000%	$351.99	04/xx/2019	Financial Hardship
59829026	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.090%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable		Unavailable	First	Commitment	Not Applicable	xx	11/xx/2017	xx	$xxx	3.750%	$214.98	12/xx/2017	Financial Hardship
88085290	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	727	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2013	xx	$xxx	2.000%	$935.88	05/xx/2013	Financial Hardship
48044572	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	11/xx/2019	xx	$xxx	4.750%	$4,057.56	12/xx/2019	Financial Hardship
46660573	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$1,688.31	$xx	xx	Unavailable	No	Loss Mitigation	Unavailable	xx	Not Applicable	Unavailable	xx	Not Applicable	$xxx	7.240%	300		xx	xx		HELOC	Revolving		Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	02/xx/2017	xx	$xxx	0.001%	$473.63	04/xx/2017	Financial Hardship
72651516	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	526	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	11/xx/2017	xx	$xxx	3.375%	$298.87	12/xx/2017	Financial Hardship
42789318	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	300		xx	xx		HELOC	Revolving		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55008587	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.740%	300		xx	xx		HELOC	ARM		Not Applicable	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10599316	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.990%	219		xx	xx		HELOC	ARM		Refinance	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	02/xx/2016	xx	Not Applicable	3.000%	$263.34	02/xx/2016	Financial Hardship
60681127	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.600%	300		xx	xx		HELOC	ARM		Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84908274	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Unavailable	Not Applicable	xx	05/xx/2010	xx	Not Applicable	2.000%	$1,446.34	06/xx/2010	Financial Hardship
47229381	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	10/xx/2007	xx	Not Applicable	8.750%	$1,203.31	11/xx/2007	Financial Hardship
7880320	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$1,119.88	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.750%	359		xx	xx		HELOC	Revolving		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	06/xx/2019	xx	Not Applicable	5.000%	$392.04	07/xx/2019	Financial Hardship
73343362	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	300		xx	xx		HELOC	ARM		Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28182652	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$2,514.48	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.500%	299		xx	xx		HELOC	Revolving		Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38844950	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	FB/Workout	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	718	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2015	xx	Not Applicable	5.875%	$1,627.47	09/xx/2015	Financial Hardship
33673230	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$1,066.18	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	300		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22538502	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.900%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	05/xx/2004	xx	Not Applicable	8.650%	$353.43	06/xx/2004	Financial Hardship
84142809	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.990%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51028493	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.990%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48887780	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.350%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	09/xx/2016	xx	Not Applicable	3.125%	$286.10	10/xx/2016	Financial Hardship
83237538	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.875%	300		xx	xx		HELOC	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Commitment	Not Applicable	xx	12/xx/2015	xx	Not Applicable	4.125%	$182.41	12/xx/2015	Financial Hardship
50010227	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Rhode Island	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.750%	239		xx	xx		HELOC	Revolving		Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48477904	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$2,423.60	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.500%	300		xx	xx		HELOC	Revolving		Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	01/xx/2019	xx	Not Applicable	2.375%	$97.21	02/xx/2019	Financial Hardship
5616285	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	480		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41522782	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	13.190%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Commitment	Not Applicable	xx	03/xx/2020	xx	Not Applicable	5.000%	$349.69	04/xx/2020	Financial Hardship
1910540	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.129%	299		xx	xx		HELOC	ARM		Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56719933	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	Fixed		Purchase	Unavailable	Unavailable	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2016	xx	Not Applicable	5.000%	$970.77	12/xx/2016	Financial Hardship
97811050	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	665	720	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73840751	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Hawaii	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	721	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24657373	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.000%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Unavailable	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	xx	07/xx/2018	xx	Not Applicable	4.500%	$579.35	07/xx/2018	Financial Hardship
34174998	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	8.000%	360		xx	xx		Conventional	ARM		Refinance	Not Applicable	Not Applicable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	xx	05/xx/2016	xx	Not Applicable	2.500%	$226.63	06/xx/2016	Financial Hardship
82435726	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15404346	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.500%	360		xx	xx		Conventional	ARM		Purchase	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	xx	06/xx/2017	xx	Not Applicable	4.750%	$1,586.58	08/xx/2017	Financial Hardship
30756961	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.290%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	xx	02/xx/2019	xx	$xxx	4.625%	$838.98	03/xx/2019	Financial Hardship
44262052	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.750%	120		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	xx	11/xx/2017	xx	$xxx	5.000%	$265.26	11/xx/2007	Financial Hardship
73706119	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	13.750%	240		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Commitment	Not Applicable	xx	03/xx/2019	xx	$xxx	4.625%	$568.95	05/xx/2019	Financial Hardship
54659929	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.250%	360		xx	xx		FHA	Fixed		Purchase	Unavailable	Unavailable	Unavailable	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	xx	06/xx/2017	xx	Not Applicable	3.500%	$894.84	08/xx/2017	Financial Hardship
77115678	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.000%	300		xx	xx		Conventional	Fixed		Purchase	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	xx	08/xx/2017	xx	Not Applicable	7.625%	$492.04	09/xx/2017	Financial Hardship
82653873	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	7.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	662	668	Unavailable	First	Final policy	Not Applicable	xx	12/xx/2016	xx	Not Applicable	2.000%	$472.84	12/xx/2016	Financial Hardship
21584700	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.740%	300		xx	xx		HELOC	Revolving		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11791941	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.331%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37076429	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.130%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	xx	08/xx/2005	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71360041	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.570%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95303	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.515%	181		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	xx	06/xx/2019	xx	$xxx	6.000%	$115.06	07/xx/2019	Financial Hardship
11195281	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.200%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	xx	04/xx/2019	xx	Not Applicable	4.875%	$856.28	05/xx/2019	Financial Hardship
72166536	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$767.21	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.162%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	xx	05/xx/2011	xx	$xxx	5.350%	$1,000.00	06/xx/2011	Financial Hardship
80652447	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Vermont	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.240%	181		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	No	No	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	xx	12/xx/2015	xx	Not Applicable	5.500%	$271.56	12/xx/2015	Financial Hardship
47032758	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.386%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable
67246825	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.069%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40177093	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.670%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13851058	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$1.43	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	9.896%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54681546	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$1,524.68	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	10.022%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34867883	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.609%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	3.270%	$621.36	Unavailable	Unavailable
9355903	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.670%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94361970	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.854%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	xx	11/xx/2018	xx	$xxx	4.625%	$248.93	01/xx/2019	Financial Hardship
50185586	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.943%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1567578	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.997%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	xx	09/xx/2019	xx	$xxx	6.250%	$560.21	10/xx/2019	Financial Hardship
78797385	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.160%	384		xx	xx		Conventional	Fixed		Cash Out	Not Applicable	Not Applicable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
69523112	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.999%	337		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36043208	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$1,119.20	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.843%	360		xx	xx		Conventional	Fixed		Refinance	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	$87.96	Unavailable	Unavailable
64242468	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.178%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
62610780	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.381%	181		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	05/xx/2018	xx	$xxx	4.000%	$219.08	07/xx/2018	Financial Hardship
9388355	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$747.80	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.631%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
10268604	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.780%	360		xx	xx		Conventional	ARM		Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27571528	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.330%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84129997	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$703.26	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.199%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72489032	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	8.182%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	11/xx/2018	xx	Not Applicable	4.625%	4xx	12/xx/2018	Financial Hardship
63252568	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	13.990%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Modular Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
10711929	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.788%	180		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	8.340%	$553.53	Unavailable	Unavailable
33355374	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.842%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80881609	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	9.900%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Alternative	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95214828	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.040%	360		xx	xx		Conventional	Fixed		Cash Out	Not Applicable	Not Applicable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	05/xx/2019	xx	$xxx	4.625%	$427.60	06/xx/2019	Financial Hardship
89704912	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.470%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	02/xx/2014	xx	$xxx	7.000%	$621.20	03/xx/2014	Financial Hardship
57255706	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.916%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
83393894	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	10.817%	240		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25804522	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	10.380%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28990273	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$254.88	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$xxx	10.309%	241		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28255067	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.411%	300		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	09/xx/2019	xx	Not Applicable	5.500%	$320.71	10/xx/2019	Financial Hardship
87592320	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Iowa	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.740%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Alternative	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	01/xx/2019	xx	$xxx	4.625%	$592.56	03/xx/2019	Financial Hardship
37658134	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91371731	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.520%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	11/xx/2019	xx	$xxx	3.625%	$661.50	12/xx/2019	Financial Hardship
63954550	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$371.56	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.700%	363		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Modular Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19647875	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.230%	181		xx	xx		Conventional	Fixed		Refinance	Not Applicable	Not Applicable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	02/xx/2019	xx	$xxx	4.625%	$153.53	03/xx/2019	Financial Hardship
71140646	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.312%	181		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
2732690	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.150%	359		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36703140	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	08/xx/2019	xx	$xxx	4.750%	$349.88	09/xx/2019	Financial Hardship
59271670	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.380%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39511732	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.890%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8042769	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	13.800%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
81636797	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$950.82	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	10.250%	358		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10247966	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.990%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3259349	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$1,639.73	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.990%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
8972018	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.990%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	xx	02/xx/2018	xx	Not Applicable	5.750%	$665.42	03/xx/2018	Financial Hardship
28609457	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.840%	368		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22054831	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.620%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	11/xx/2014	xx	Not Applicable	4.125%	$507.77	12/xx/2014	Financial Hardship
19068954	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.440%	324		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48435400	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	10/xx/2018	xx	Not Applicable	4.500%	$1,841.36	10/xx/2018	Financial Hardship
89469813	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	09/xx/2018	xx	Not Applicable	4.500%	$1,294.69	10/xx/2018	Financial Hardship
81937617	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	8.500%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Unavailable	No				Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	09/xx/2012	xx	$xxx	3.500%	$161.36	10/xx/2012	Financial Hardship
74462145	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	13.850%	240		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3269743	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	13.580%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Modular Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	08/xx/2019	xx	Not Applicable	3.750%	$364.17	09/xx/2019	Financial Hardship
26435635	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	13.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Modular Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11593902	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.250%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	11/xx/2018	xx	$xxx	5.625%	$569.53	12/xx/2018	Financial Hardship
43286121	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$57.50	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.270%	181		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	08/xx/2011	xx	$xxx	11.210%	$637.00	09/xx/2011	Financial Hardship
18422450	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	7.500%	181		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	01/xx/2019	xx	$xxx	4.625%	$556.72	02/xx/2019	Financial Hardship
78031498	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$xxx	10.600%	300		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91211311	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.270%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	10/xx/2018	xx	Not Applicable	4.625%	$378.57	11/xx/2018	Financial Hardship
17831780	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	8.917%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2353432	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$626.06	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.939%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	07/xx/2019	xx	$xxx	5.750%	$1,690.15	08/xx/2019	Financial Hardship
50197199	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.980%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83993786	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Vermont	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.800%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30029853	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$2,777.72	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	7.260%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	02/xx/2011	xx	$xxx	6.612%	$1,299.55	04/xx/2011	Financial Hardship
75085590	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$xxx	8.255%	180		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable					Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
27575916	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.590%	240		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64696948	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.450%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54997372	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.430%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97809812	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.875%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No				Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16598344	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.420%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	12/xx/2018	xx	$xxx	4.625%	$1,096.82	01/xx/2019	Financial Hardship
89457395	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.750%	240		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	04/xx/2019	xx	$xxx	5.120%	$407.36	05/xx/2019	Financial Hardship
5149793	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.850%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65317368	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.270%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Alternative	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	04/xx/2019	xx	$xxx	4.875%	$949.56	05/xx/2019	Financial Hardship
11874911	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.896%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Alternative	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	07/xx/2017	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33435440	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.407%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Alternative	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63716189	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.880%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19427935	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$xxx	8.428%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	05/xx/2019	xx	$xxx	4.875%	$572.19	06/xx/2019	Financial Hardship
26739119	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.114%	240		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	02/xx/2018	xx	$xxx	3.875%	$663.91	03/xx/2018	Financial Hardship
85524925	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.004%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Modular Housing	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45569589	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.141%	360		xx	xx		Conventional	Revolving		Cash Out	Unavailable	Unavailable	Unavailable					Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75938979	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	9.162%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2863786	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	13.249%	240		xx	xx		Conventional	Fixed		Refinance	xx	xx	Alternative	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	11/xx/2006	xx	$xxx	2.580%	$168.00	11/xx/2009	Financial Hardship
96243304	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.200%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55598134	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.180%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Alternative	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69563243	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.600%	180		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	01/xx/2019	xx	$xxx	4.625%	$449.95	02/xx/2019	Financial Hardship
48407969	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.950%	360		xx	xx		Conventional	ARM		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	09/xx/2017	xx	$xxx	3.875%	$273.49	10/xx/2017	Financial Hardship
56957837	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.560%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	09/xx/2019	xx	Not Applicable	7.000%	$764.80	10/xx/2019	Financial Hardship
52251026	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.330%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	10/xx/2010	xx	$xxx	2.000%	$283.78	11/xx/2010	Financial Hardship
43146071	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.750%	360		xx	xx		Conventional	Fixed		Refinance	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	11/xx/2019	xx	Not Applicable	5.750%	$546.71	12/xx/2019	Financial Hardship
30657011	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.302%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71771792	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$xxx	9.407%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85316835	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.749%	300		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	505	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76223336	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	13.740%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Alternative	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2019	xx	Not Applicable	4.625%	$250.35	04/xx/2019	Financial Hardship
761980	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.560%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	12/xx/2019	xx	Not Applicable	3.875%	$305.89	01/xx/2020	Financial Hardship
32384034	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Dakota	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$xxx	8.908%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28632154	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.120%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65454887	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$845.11	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.250%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	11/xx/2010	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86249337	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.280%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	11/xx/2017	xx	Not Applicable	7.883%	$591.49	12/xx/2017	Financial Hardship
60736717	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.590%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79945124	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.350%	360		xx	xx		Conventional	ARM		Purchase	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	05/xx/2016	xx	Not Applicable	2.340%	$386.83	06/xx/2016	Financial Hardship
90134722	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.900%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	02/xx/2016	xx	Not Applicable	2.458%	$356.53	04/xx/2016	Financial Hardship
91457529	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,960.40	$xxx	12.180%	360		xx	xx		Conventional	Fixed		Purchase	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	01/xx/2016	xx	Not Applicable	2.382%	$754.86	03/xx/2016	Financial Hardship
36640247	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.900%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88428605	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	8.750%	360		xx	xx		Conventional	ARM		Purchase	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	12/xx/2010	xx	$xxx	4.250%	$1,426.66	12/xx/2010	Financial Hardship
26211359	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.059%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96783124	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.680%	181		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88950347	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.340%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
46337825	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.500%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16290464	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.000%	360		xx	xx		FHA	Fixed		Refinance	Unavailable	Unavailable	Unavailable	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	11/xx/2013	xx	$xxx	4.000%	$548.80	01/xx/2014	Financial Hardship
71358184	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		FHA	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	04/xx/2014	xx	$xxx	4.875%	$191.60	04/xx/2014	Financial Hardship
33106199	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.820%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15099658	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.120%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	12/xx/2017	xx	Not Applicable	8.180%	$1,050.70	02/xx/2018	Financial Hardship
49578764	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$596.60	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.490%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	10/xx/2016	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66814883	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.890%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2795755	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.490%	240		xx	xx		HELOC	Revolving		Not Applicable	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59106337	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	3.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	672	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	12/xx/2017	xx	Not Applicable	3.750%	$1,421.90	01/xx/2018	Financial Hardship
69048805	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.500%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51722127	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.724%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98504519	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.920%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Modular Housing	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
59787729	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	10.400%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31467814	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.670%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
64136385	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.130%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	9.600%	$1,034.31	Unavailable	Unavailable
5204606	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$197.92	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.620%	360		xx	xx		Conventional	Fixed		Refinance	Not Applicable	Not Applicable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53082882	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.740%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	9.000%	$459.32	Unavailable	Unavailable
42635160	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.098%	241		xx	xx		Conventional	Fixed		Cash Out	Not Applicable	Not Applicable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	12/xx/2014	xx	$xxx	7.000%	$590.47	01/xx/2015	Financial Hardship
92040228	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$1,165.45	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.162%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
28944702	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.410%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13941286	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	10.280%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	06/xx/2013	xx	$xxx	5.000%	$214.06	07/xx/2013	Financial Hardship
14959879	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.981%	360		xx	xx		Conventional	Fixed		Cash Out	Not Applicable	Not Applicable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13130449	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.720%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
80840581	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.570%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96604142	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.190%	360		xx	xx		Conventional	ARM		Refinance	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
83842212	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.070%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80669920	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.254%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36621433	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.000%	181		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53918564	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	12.250%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
77409735	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xxe	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$188.00	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$xxx	12.050%	181		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79107827	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$1,096.39	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.330%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10758582	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$xxx	11.608%	360		xx	xx		Conventional	Fixed		Cash Out	Not Applicable	Not Applicable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
41092986	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Second		$789.03	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.060%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31054142	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.142%	181		xx	xx		Conventional	Fixed		Refinance	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
90126848	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$4,335.94	$xxx	5.625%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4327816	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.500%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	xx	03/xx/2019	xx	$xxx	4.750%	$514.47	04/xx/2019	Financial Hardship
39473053	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.896%	360		xx	xx		Conventional	ARM		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84344177	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.980%	180		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	xx	03/xx/2019	xx	$xxx	4.750%	$268.47	04/xx/2019	Financial Hardship
37631359	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		Not Applicable	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	10.141%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	xx	12/xx/2018	xx	$xxx	6.875%	$826.92	01/xx/2019	Financial Hardship
59942947	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	11.980%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	xx	05/xx/2018	xx	$xxx	4.000%	$728.17	06/xx/2018	Financial Hardship
96067929	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.398%	301		xx	xx		HELOC	ARM		Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Unavailable	Not Applicable	xx	11/xx/2018	xx	Not Applicable	4.500%	$168.94	01/xx/2019	Financial Hardship
18616750	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.736%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1300952	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx				Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	779	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2017	xx	Not Applicable	4.375%	$751.06	04/xx/2017	Financial Hardship
56512471	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	0.300%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	663	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2019	xx	$xxx	4.625%	$457.63	04/xx/2019	Financial Hardship
12769757	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$512.34	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.270%	360		xx	xx		Conventional	Fixed		Cash Out	Not Applicable	Not Applicable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Modular Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85491384	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$xxx	14.040%	204		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Modular Housing	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
36507147	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.590%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39389345	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	14.147%	239		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54411577	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.430%	181		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Modular Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49865229	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.650%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79747524	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.596%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Unavailable	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
31555536	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$2,613.85	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$718.99	$xxx	11.210%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51529860	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.990%	360		xx	xx		Conventional	ARM		Purchase	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	$xxx	6.098%	$584.30	Unavailable	Unavailable
49965535	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	xx	12/xx/2018	xx	Not Applicable	4.625%	$267.09	01/xx/2019	Financial Hardship
55285893	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	10.630%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Unavailable	Not Applicable	xx	06/xx/2019	xx	$xxx	4.625%	$1,394.72	07/xx/2019	Financial Hardship
70495437	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$2,008.33	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.302%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62131787	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	xx	$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	ARM		Purchase	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51718217	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Alternative	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	695	Not Applicable	xx	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81300814	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Unavailable	xx	First	Short Form Policy	Not Applicable	xx	09/xx/2019	xx	Not Applicable	4.750%	$482.40	07/xx/2019	Financial Hardship
1933986	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.500%	360		xx	xx		FHA	Fixed		Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	635	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62734482	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$4.32	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	725	Not Applicable	xx	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54912720	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	674	Not Applicable	xx	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75963635	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	xx	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
52066033	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.000%	240		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Unavailable		Unavailable	Unavailable			Not Applicable	2 Family		xx	Primary	Yes	Yes	No	662	544	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22779695	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	3.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	785	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92423487	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.250%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	793	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26770046	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	3.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	760	736	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96674449	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	708	728	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98255224	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.990%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	703	724	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88584055	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	728	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20240255	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	759	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87928639	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	741	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84135928	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	659	668	xx	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75192484	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	690	Not Applicable	xx	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32481841	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Unavailable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	752	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73554111	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	3.500%	360		xx	xx		VA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	3.125%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	723	754	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81905656	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74347605	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	712	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2010	xx	Not Applicable	5.125%	$779.18	10/xx/2010	Financial Hardship
63572008	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$810.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.990%	300		xx	xx		HELOC	ARM		Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	08/xx/2018	xx	Not Applicable	8.000%	$366.88	09/xx/2018	Financial Hardship
97202173	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	14.390%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	712	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2014	xx	Not Applicable	4.875%	$273.36	07/xx/2014	Financial Hardship
12246213	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.950%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	07/xx/2012	xx	Not Applicable	5.250%	$494.03	08/xx/2012	Financial Hardship
94042876	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$224.12	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	7.875%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	12/xx/2015	xx	Not Applicable	6.750%	$323.29	12/xx/2016	Financial Hardship
62242734	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.660%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80966934	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.070%	300		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	11/xx/2007	xx	Not Applicable	9.000%	$449.82	12/xx/2007	Financial Hardship
93561550	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	03/xx/2004	xx	Not Applicable	6.981%	$364.67	04/xx/2004	Financial Hardship
12711500	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.250%	360		xx	xx		VA	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable	xx	xx	3.500%	Unavailable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	655	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13340189	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Alternative	Yes	xx	xx	25.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	755	Not Applicable	xx	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74530359	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	3.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	745	737	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25430464	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$7,581.74	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	08/xx/2017	xx	Not Applicable	5.000%	$1,208.49	09/xx/2017	Financial Hardship
81456479	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$16,512.11	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.990%	180		xx	xx		Conventional	Fixed		Refinance	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	01/xx/2019	xx	Not Applicable	6.500%	$1,528.13	01/xx/2019	Financial Hardship
27446323	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	541	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	08/xx/2018	xx	Not Applicable	6.000%	$1,837.17	09/xx/2018	Financial Hardship
41610686	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$1,433.73	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.000%	360		xx	xx		FHA	Fixed		Cash Out	xx	xx	Unavailable	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	07/xx/2019	xx	$xxx	5.000%	$2,652.08	08/xx/2019	Financial Hardship
84369758	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second		$4,714.08	$xx	xx	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.250%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Unavailable	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	07/xx/2019	xx	Not Applicable	6.500%	$968.08	08/xx/2019	Financial Hardship
32563369	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Modification/Short Sale Pending	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	01/xx/2019	xx	$xxx	6.500%	$793.88	01/xx/2019	Financial Hardship
72472581	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$711.76	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.690%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable					Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	xx	04/xx/2019	xx	Not Applicable	6.500%	$431.16	05/xx/2019	Financial Hardship
14024141	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.400%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2014	xx	Not Applicable	3.000%	$463.15	01/xx/2015	Financial Hardship
75678634	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$2,023.74	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.999%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62674799	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$2,786.93	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.560%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	01/xx/2012	xx	$xxx	10.000%	$657.42	02/xx/2012	Change of Terms
96842811	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.850%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	08/xx/2019	xx	Not Applicable	7.500%	$432.56	09/xx/2019	Financial Hardship
34787036	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.920%	156		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	08/xx/2019	xx	Not Applicable	6.500%	$453.10	10/xx/2019	Financial Hardship
72065703	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	3.250%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	746	673	xx	First	Short Form Policy	Not Applicable	xx	07/xx/2019	xx	Not Applicable	5.500%	$663.21	08/xx/2019	Financial Hardship
29981605	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.550%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	08/xx/2019	xx	Not Applicable	7.000%	$231.51	09/xx/2019	Financial Hardship
56249348	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$559.74	$xx	xx	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.340%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40089141	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.990%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49841932	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77700735	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	1.500%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2019	xx	Not Applicable	5.000%	$1,982.61	09/xx/2019	Financial Hardship
86978902	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.390%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	01/xx/2020	xx	Not Applicable	6.000%	$760.11	02/xx/2020	Financial Hardship
48044598	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.900%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	11/xx/2009	xx	Not Applicable	4.875%	$828.30	02/xx/2010	Financial Hardship
95956809	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.500%	360		xx	xx		FHA	Fixed		Cash Out	xx	xx	Unavailable	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	03/xx/2018	xx	Not Applicable	4.500%	$607.52	04/xx/2018	Financial Hardship
42926441	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	11.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	12/xx/2017	xx	Not Applicable	8.000%	$559.18	01/xx/2018	Financial Hardship
26672674	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.550%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	02/xx/2016	xx	Not Applicable	4.130%	$272.03	04/xx/2016	Financial Hardship
6324027	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	02/xx/2010	xx	Not Applicable	2.000%	$209.23	05/xx/2010	Financial Hardship
60352450	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		FHA	Fixed		Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2018	xx	$xxx	6.000%	$645.40	12/xx/2018	Financial Hardship
18368326	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	06/xx/2019	xx	Not Applicable	3.875%	$553.14	08/xx/2019	Financial Hardship
33155681	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Unavailable		Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54105883	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.590%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Commitment	Not Applicable	xx	03/xx/2013	xx	Not Applicable	4.000%	$205.46	04/xx/2013	Financial Hardship
80374322	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.250%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	10/xx/2017	xx	Not Applicable	8.500%	$451.97	11/xx/2017	Financial Hardship
38316023	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	9.640%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	03/xx/2018	xx	Not Applicable	8.640%	$317.60	04/xx/2018	Financial Hardship
61957873	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	06/xx/2011	xx	Not Applicable	5.125%	$1,026.08	07/xx/2011	Financial Hardship
4805656	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	715	789	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33455499	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Unavailable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20310611	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Unavailable	Not Applicable	xx	11/xx/2013	xx	Not Applicable	4.000%	$402.03	12/xx/2013	Financial Hardship
38487058	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Modification/Short Sale Pending	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	690	Not Applicable	xx	First	Final policy	Not Applicable	xx	02/xx/2020	xx	Not Applicable	5.750%	$1,060.27	02/xx/2020	Financial Hardship
8884267	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.750%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	11/xx/2013	xx	$xxx	4.000%	$290.39	12/xx/2013	Financial Hardship
2253597	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2016	xx	$xxx	2.000%	$744.77	07/xx/2016	Financial Hardship
25555689	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	699	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2011	xx	Not Applicable	5.000%	$1,335.55	01/xx/2012	Financial Hardship
33530480	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	535	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	05/xx/2010	xx	Not Applicable	5.125%	$923.05	07/xx/2010	Financial Hardship
19502617	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	01/xx/2015	xx	Not Applicable	4.375%	$683.78	03/xx/2015	Financial Hardship
35270028	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	679	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	01/xx/2017	xx	Not Applicable	5.875%	$1,215.35	03/xx/2017	Financial Hardship
26042791	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.000%	480		xx	xx		Conventional	Fixed		Refinance	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	06/xx/2013	xx	Not Applicable	5.125%	$349.21	06/xx/2013	Financial Hardship
89257385	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2016	xx	$xxx	4.000%	$913.20	06/xx/2016	Financial Hardship
39479900	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	736	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47356741	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.740%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	474	Not Applicable	xx	First	Commitment	Not Applicable	xx	12/xx/2010	xx	$xxx	4.375%	$182.06	01/xx/2011	Financial Hardship
63924081	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Purchase	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	09/xx/2013	xx	$xxx	4.000%	$333.13	10/xx/2013	Financial Hardship
33788415	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.750%	360		xx	xx		Conventional	ARM		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73321839	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.950%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	696	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	04/xx/2010	xx	Not Applicable	4.750%	$430.52	05/xx/2010	Financial Hardship
36987152	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Vermont	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.165%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	549	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	10/xx/2010	xx	Not Applicable	4.875%	$739.26	11/xx/2010	Financial Hardship
23063264	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.375%	360		xx	xx		Conventional	ARM		Refinance	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	03/xx/2020	xx	Not Applicable	5.000%	$1,060.83	03/xx/2020	Financial Hardship
23982889	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Alternative	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	04/xx/2017	xx	Not Applicable	4.000%	$949.17	06/xx/2017	Financial Hardship
86647737	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	03/xx/2013	xx	$xxx	2.000%	$760.65	03/xx/2013	Financial Hardship
52107841	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	3.875%	240		xx	xx		Conventional	Fixed		Refinance	Unavailable	Unavailable	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	02/xx/2018	xx	Not Applicable	3.875%	$679.75	03/xx/2018	Financial Hardship
94285879	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$775.00	$xxx	7.500%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	02/xx/2020	xx	Not Applicable	5.000%	$604.10	02/xx/2020	Financial Hardship
58162699	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.875%	360		xx	xx		Conventional	ARM		Purchase	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	xx	Unavailable	8.000%	$425.58	09/xx/2011	Financial Hardship
62661287	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.000%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Unavailable	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	11/xx/2014	xx	Not Applicable	3.625%	$466.58	03/xx/2015	Financial Hardship
3766852	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.250%	360		xx	xx		Conventional	ARM		Refinance	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21856355	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.000%	180		xx	xx		Conventional	Fixed		Purchase	Unavailable	Unavailable	Unavailable	Unavailable		Unavailable	Unavailable	Unavailable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22238590	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	xx	$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.740%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56423953	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	Fixed		Refinance	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	04/xx/2017	xx	$xxx	6.625%	$920.45	05/xx/2017	Financial Hardship
80554040	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.000%	360		xx	xx		Conventional	Fixed		Purchase	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Unavailable		Not Applicable	Manufactured Housing	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69072962	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.625%	360		xx	xx		Conventional	ARM		Purchase	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	05/xx/2017	xx	Not Applicable	5.000%	$199.52	06/xx/2017	Financial Hardship
8224183	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.550%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	625	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2018	xx	Not Applicable	6.000%	$525.21	05/xx/2018	Financial Hardship
66924573	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	646	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2010	xx	$xxx	2.000%	$393.83	06/xx/2010	Financial Hardship
71961719	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.650%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	11/xx/2008	xx	Not Applicable	10.000%	$910.25	12/xx/2008	Financial Hardship
2232720	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,155.78	$xxx	8.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	07/xx/2013	xx	Not Applicable	2.560%	$537.81	09/xx/2013	Financial Hardship
4209524	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		FHA	Fixed		Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	11/xx/2014	xx	$xxx	4.250%	$945.76	11/xx/2014	Financial Hardship
15283724	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.600%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16607642	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.450%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96987331	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.600%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	10/xx/2014	xx	Not Applicable	3.500%	$577.17	11/xx/2014	Financial Hardship
44290119	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.950%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	xx	05/xx/2014	xx	Not Applicable	5.950%	$569.25	06/xx/2014	Financial Hardship
80068077	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.250%	360		xx	xx		Conventional	ARM		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	02/xx/2019	Unavailable	Not Applicable	8.950%	$393.38	01/xx/2019	Financial Hardship
95204265	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	8.150%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2018	xx	Not Applicable	8.150%	$467.13	02/xx/2018	Financial Hardship
17201100	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$1,426.25	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.450%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32818419	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$577.05	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	10.700%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2013	Unavailable	Not Applicable	7.200%	$531.10	02/xx/2015	Financial Hardship
63845320	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$556.58	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.800%	360		xx	xx		Conventional	ARM		Cash Out	Unavailable	Unavailable	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71127881	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$1,027.72	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.950%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48533767	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	10.700%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	02/xx/2016	Unavailable	Not Applicable	9.500%	$1,999.94	02/xx/2016	Financial Hardship
25027222	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.400%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2017	xx	Not Applicable	4.000%	$267.20	04/xx/2017	Financial Hardship
41053567	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.000%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97924049	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.650%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2014	xx	Not Applicable	6.650%	$676.52	08/xx/2014	Financial Hardship
65816214	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.350%	360		xx	xx		Conventional	ARM		Cash Out	Unavailable	Unavailable	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2015	xx	Not Applicable	3.000%	$852.81	10/xx/2015	Financial Hardship
53131472	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	10.550%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2019	xx	Not Applicable	10.550%	$639.42	09/xx/2019	Financial Hardship
56928691	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.450%	360		xx	xx		Conventional	ARM		Cash Out	Unavailable	Unavailable	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Commercial Prop	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2015	Unavailable	Not Applicable	7.505%	$1,279.14	08/xx/2019	Financial Hardship
99032157	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	9.350%	360		xx	xx		Conventional	ARM		Purchase	Unavailable	Unavailable	No Documentation	No		Not Applicable	Not Applicable	Unavailable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	09/xx/2016	xx	Not Applicable	9.000%	$2,079.78	10/xx/2016	Financial Hardship
31663771	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.400%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71132852	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	10.950%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Vacant Land	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	02/xx/2019	Unavailable	Not Applicable	8.500%	$636.83	02/xx/2019	Financial Hardship
61591753	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.350%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92100777	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.400%	240		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	07/xx/2014	Unavailable	Not Applicable	10.400%	$371.94	08/xx/2014	Financial Hardship
52559113	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.200%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	10/xx/2019	Unavailable	Not Applicable	8.500%	$986.82	10/xx/2019	Financial Hardship
57946628	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.650%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26632449	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$2,016.22	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.850%	240		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation					Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	02/xx/2016	xx	Not Applicable	7.000%	$2,338.17	02/xx/2016	Financial Hardship
11397534	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.600%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2015	xx	Not Applicable	9.000%	$736.62	03/xx/2015	Financial Hardship
20082890	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.150%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2018	Unavailable	Not Applicable	7.006%	$701.92	04/xx/2018	Financial Hardship
69903050	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.550%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91359019	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.950%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2020	xx	Not Applicable	9.500%	$761.20	02/xx/2020	Financial Hardship
12433153	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.000%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93453345	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.000%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2017	xx	Not Applicable	8.500%	$651.50	05/xx/2017	Financial Hardship
54815849	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.600%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2015	xx	Not Applicable	5.000%	$552.02	06/xx/2015	Financial Hardship
86446399	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.600%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	04/xx/2019	xx	Not Applicable	10.600%	$931.57	06/xx/2019	Financial Hardship
24971422	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.100%	240		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	10/xx/2016	Unavailable	Not Applicable	8.400%	$335.44	12/xx/2016	Financial Hardship
95401272	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$2,333.16	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.550%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82873107	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.300%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2015	xx	Not Applicable	4.200%	$814.19	03/xx/2015	Financial Hardship
28277106	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		Unavailable	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	11.100%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	09/xx/2017	xx	Not Applicable	9.250%	$1,338.00	09/xx/2017	Financial Hardship
98136206	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.200%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2019	Unavailable	Not Applicable	7.000%	$2,199.36	06/xx/2020	Financial Hardship
15239679	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.500%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59971821	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.600%	360		xx	xx		Conventional	ARM		Purchase	Unavailable	Unavailable	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69379235	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.200%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2015	xx	Not Applicable	4.750%	$560.04	02/xx/2015	Financial Hardship
66554715	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$1,798.47	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.100%	240		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
367472	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$1,880.98	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.000%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Commercial Prop	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44137781	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.100%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75470507	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.500%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	02/xx/2019	xx	Not Applicable	9.000%	24xx	05/xx/2019	Financial Hardship
89995180	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$1,079.16	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.400%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83381862	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.850%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	02/xx/2009	xx	Not Applicable	9.000%	$673.05	12/xx/2009	Financial Hardship
7962137	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.350%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Preliminary title policy	Not Applicable	xx	08/xx/2017	xx	Not Applicable	9.750%	$953.60	10/xx/2017	Financial Hardship
23075561	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.900%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	03/xx/2014	xx	Not Applicable	2.500%	$744.02	04/xx/2014	Financial Hardship
86970251	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$2,740.49	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.850%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2019	xx	Not Applicable	9.500%	$670.22	05/xx/2019	Financial Hardship
46166136	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.400%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2014	xx	Not Applicable	4.750%	$396.02	02/xx/2015	Financial Hardship
29372365	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.450%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	11/xx/2019	xx	Not Applicable	8.500%	$1,196.43	12/xx/2019	Financial Hardship
42857994	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.200%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28398994	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$3,199.44	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.300%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Commercial Prop	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20733289	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.300%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Mobile Home	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95881889	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$1,553.43	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.050%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2018	xx	Not Applicable	9.050%	$594.07	05/xx/2018	Financial Hardship
89546153	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.700%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2019	xx	Not Applicable	9.500%	$778.75	05/xx/2019	Financial Hardship
86482480	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$3,880.94	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.350%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	02/xx/2011	xx	Not Applicable	9.350%	$334.12	01/xx/2011	Financial Hardship
13521163	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Purchase	Unavailable	Unavailable	No Documentation	No		Not Applicable	Not Applicable	Unavailable		Not Applicable	Mobile Home	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6951256	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		Unavailable	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	02/xx/2018	xx	Not Applicable	5.750%	$966.52	04/xx/2018	Financial Hardship
82928496	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	180		xx	xx		Conventional	Fixed		Purchase	Unavailable	Unavailable	No Documentation					Not Applicable		Not Applicable	Manufactured Housing	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42660264	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98068438	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	3.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	673	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82903086	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	3.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	Yes	725	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61345944	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.499%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2019	xx	Not Applicable	3.500%	$1,156.36	07/xx/2019	Financial Hardship
38351088	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.650%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	586	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37670623	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.125%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	645	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	12/xx/2016	xx	$xxx	4.000%	$439.70	01/xx/2017	Financial Hardship
66586250	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.890%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9704805	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Unavailable	$xxx	7.440%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2015	xx	$xxx	4.000%	$383.34	07/xx/2015	Financial Hardship
87005745	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.740%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28766791	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.840%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2016	xx	$xxx	1.875%	$247.83	06/xx/2016	Financial Hardship
20689910	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.690%	300		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	04/xx/2015	xx	$xxx	4.125%	$739.99	05/xx/2015	Financial Hardship
95843425	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.150%	300		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	xx	$xxx	5.000%	$1,455.28	04/xx/2012	Financial Hardship
48022698	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.130%	240		xx	xx		Conventional	Fixed		Unavailable	Unavailable	Unavailable	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Unavailable	Manufactured Housing	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90417404	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.247%	360		xx	xx		Conventional	Fixed		Unavailable	Unavailable	Unavailable	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Unavailable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	01/xx/2019	xx	$xxx	1.250%	$75.63	02/xx/2019	Financial Hardship
51965562	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.990%	300		xx	xx		Conventional	Fixed		Unavailable	Unavailable	Unavailable	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Unavailable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	07/xx/2017	xx	Not Applicable	4.000%	$510.78	08/xx/2017	Financial Hardship
29805903	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.999%	360		xx	xx		Conventional	Fixed		Unavailable	Unavailable	Unavailable	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Unavailable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	10/xx/2014	xx	Not Applicable	4.000%	$353.41	10/xx/2014	Financial Hardship
27918671	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.940%	360		xx	xx		Conventional	Fixed		Unavailable	Unavailable	Unavailable	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Unavailable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	01/xx/2017	xx	$xxx	1.000%	$309.62	02/xx/2017	Financial Hardship
81680406	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.050%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Unavailable	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable
81207374	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.830%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13038623	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	2.500%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2015	xx	$xxx	2.000%	$721.86	07/xx/2015	Financial Hardship
21198046	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.500%	360		xx	xx		FHA	Fixed		Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	09/xx/2017	xx	Not Applicable	2.875%	$1,070.23	11/xx/2017	Financial Hardship
82164831	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	180		xx	xx		FHA	Fixed		Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable			Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2009	xx	Not Applicable	5.500%	$878.66	10/xx/2009	Financial Hardship
93301967	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	06/xx/2019	xx	Not Applicable	2.500%	$175.24	07/xx/2019	Financial Hardship
76647792	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.125%	360		xx	xx		FHA	Fixed		Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	10/xx/2017	xx	$xxx	2.500%	$544.00	10/xx/2017	Financial Hardship
14410965	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.463%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	11/xx/2011	xx	Not Applicable	7.930%	$719.72	11/xx/2011	Financial Hardship
48269142	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.580%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	05/xx/2015	xx	$xxx	7.150%	$532.92	06/xx/2015	Financial Hardship
95870970	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.650%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98724148	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.480%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	01/xx/2018	xx	Not Applicable	2.500%	$344.63	02/xx/2018	Financial Hardship
3617567	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$2,673.28	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.747%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	4.337%	$768.16	Unavailable	Financial Hardship
79964285	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.240%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	09/xx/2016	xx	$xxx	6.625%	$403.85	09/xx/2016	Financial Hardship
85494428	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$1,424.88	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.938%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	10/xx/2014	xx	Not Applicable	4.990%	$317.86	10/xx/2014	Financial Hardship
1847075	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2018	xx	$xxx	2.000%	$1,207.90	06/xx/2018	Financial Hardship
79362472	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2019	xx	$xxx	1.000%	$389.81	03/xx/2019	Financial Hardship
20402906	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$383.77	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.176%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	09/xx/2016	xx	$xxx	9.926%	$647.71	10/xx/2016	Financial Hardship
10794798	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.300%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2598618	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.240%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
56069381	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.548%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	10/xx/2008	Unavailable	Unavailable	5.250%	Unavailable	10/xx/2008	Financial Hardship
9644598	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.509%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11200651	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.990%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2018	xx	$xxx	6.990%	$663.05	01/xx/2019	Financial Hardship
62696573	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.990%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46719097	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$4,632.48	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.375%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83926889	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.750%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2017	xx	$xxx	1.350%	$291.64	05/xx/2017	Financial Hardship
22169531	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.990%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	03/xx/2016	xx	$xxx	6.450%	$551.31	04/xx/2016	Financial Hardship
59679644	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.500%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	04/xx/2016	xx	$xxx	2.000%	$441.29	06/xx/2016	Financial Hardship
89694804	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.010%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22542882	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.630%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	01/xx/2019	xx	$xxx	8.000%	$600.14	02/xx/2019	Financial Hardship
37309846	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	02/xx/2019	xx	Not Applicable	2.500%	$194.53	03/xx/2019	Financial Hardship
71076676	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.630%	480		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	02/xx/2017	xx	$xxx	3.750%	$509.20	03/xx/2017	Financial Hardship
61167614	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.500%	480		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48002790	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.490%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	04/xx/2018	xx	$xxx	5.250%	$957.60	05/xx/2018	Financial Hardship
67695429	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.550%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	08/xx/2013	xx	Not Applicable	2.000%	$466.49	10/xx/2013	Financial Hardship
13730172	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation					Not Applicable		Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	08/xx/2010	xx	$xxx	4.620%	$302.72	09/xx/2010	Financial Hardship
21551389	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	07/xx/2016	xx	$xxx	2.000%	$572.45	07/xx/2016	Financial Hardship
94385424	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2010	xx	$xxx	2.000%	$488.32	02/xx/2010	Financial Hardship
22877174	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2017	xx	$xxx	6.250%	$337.24	08/xx/2017	Financial Hardship
60660292	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.700%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2010	xx	$xxx	4.625%	$299.63	01/xx/2011	Financial Hardship
84992577	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.880%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	06/xx/2011	xx	Not Applicable	7.130%	$1,919.09	07/xx/2011	Financial Hardship
64677640	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.080%	300		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94209348	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.090%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	07/xx/2018	xx	$xxx	3.000%	$394.29	08/xx/2018	Financial Hardship
88794631	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	13.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	13.500%	$439.81	Unavailable	Financial Hardship
33334285	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.340%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	05/xx/2014	xx	Not Applicable	5.224%	$399.07	06/xx/2014	Financial Hardship
24239874	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8545470	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2017	xx	$xxx	6.250%	$75.66	09/xx/2017	Financial Hardship
98835780	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,993.75	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2016	xx	$xxx	3.750%	$1,590.51	06/xx/2016	Financial Hardship
68783477	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77911621	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	240		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2019	xx	Not Applicable	2.500%	$655.44	01/xx/2020	Financial Hardship
40515468	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	645	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	12/xx/2013	xx	Not Applicable	2.000%	$341.26	12/xx/2013	Financial Hardship
49909142	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$112.54	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	08/xx/2010	xx	Not Applicable	2.000%	$287.11	08/xx/2010	Financial Hardship
25163208	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	02/xx/2010	xx	Not Applicable	7.500%	$1,059.00	02/xx/2010	Financial Hardship
94106133	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8785991	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	777	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43790621	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54340202	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.990%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	02/xx/2017	xx	$xxx	7.250%	$845.68	02/xx/2017	Financial Hardship
95749072	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20453299	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.000%	480		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
56967298	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.750%	480		xx	xx		Conventional	ARM		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	05/xx/2016	xx	$xxx	3.500%	$623.70	05/xx/2016	Financial Hardship
25814146	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Other	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.720%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	484	514	xx	First	Short Form Policy	Not Applicable	xx	08/xx/2019	xx	Not Applicable	4.000%	$369.28	09/xx/2019	Extend Term
14130846	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.140%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
6318643	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.540%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable					Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	03/xx/2018	xx	Not Applicable	2.500%	$757.02	05/xx/2018	Financial Hardship
70746454	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.100%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70158441	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	02/xx/2019	xx	$xxx	3.250%	$724.03	03/xx/2019	Financial Hardship
12937700	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	1.250%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2012	xx	Not Applicable	2.298%	$1,026.98	08/xx/2012	Financial Hardship
36494231	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,077.75	$xxx	6.750%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	759	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54364279	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	03/xx/2017	xx	Not Applicable	7.375%	$839.76	04/xx/2017	Financial Hardship
27162752	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	07/xx/2010	xx	Not Applicable	4.375%	$461.85	09/xx/2010	Financial Hardship
42019381	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.125%	240		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	02/xx/2016	xx	Not Applicable	4.250%	$460.57	02/xx/2016	Financial Hardship
68862324	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	627	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32008201	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66332700	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2019	xx	Not Applicable	2.000%	$353.59	08/xx/2019	Financial Hardship
28737732	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2019	xx	Not Applicable	2.875%	$208.77	02/xx/2019	Financial Hardship
65134535	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2013	xx	Not Applicable	2.000%	$679.48	04/xx/2013	Financial Hardship
26727961	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		FHA	ARM		Cash Out	xx	xx	No Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	11/xx/2019	xx	$xxx	2.500%	$876.99	11/xx/2019	Financial Hardship
64788391	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.690%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	03/xx/2019	xx	Not Applicable	2.500%	$511.28	04/xx/2019	Financial Hardship
66128657	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	710	691	xx	First	Final policy	Not Applicable	xx	01/xx/2014	xx	Not Applicable	4.000%	$1,468.81	02/xx/2014	Financial Hardship
28969530	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	532	Not Applicable	xx	First	Final policy	Not Applicable	xx	10/xx/2019	xx	Not Applicable	2.500%	$621.25	11/xx/2019	Financial Hardship
81222267	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$922.50	$xxx	6.750%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	763	Not Applicable	xx	First	Final policy	Not Applicable	xx	02/xx/2016	xx	Not Applicable	4.000%	$736.19	03/xx/2016	Financial Hardship
20023310	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2019	xx	Not Applicable	2.500%	$1,339.01	09/xx/2019	Financial Hardship
55613861	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.999%	336		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	631	636	xx	First	Final policy	Not Applicable	xx	01/xx/2017	xx	Not Applicable	3.500%	6xx	03/xx/2017	Financial Hardship
60389373	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.375%	180		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34832287	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Other		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	$xxx	Not Applicable	xx	Not Applicable	$xxx	7.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25281999	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$802.92	$xxx	5.875%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2017	xx	Not Applicable	4.250%	$715.02	07/xx/2017	Financial Hardship
28292075	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	No	Yes	650	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
78530273	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	3.250%	360		xx	xx		FHA	Fixed		Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37177843	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2018	xx	Not Applicable	5.000%	$1,397.34	09/xx/2018	Financial Hardship
63771864	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		HELOC	ARM		Purchase			Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2012	xx	$xxx	2.000%	$130.00	11/xx/2012	Financial Hardship
56750362	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Montana	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	670	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	05/xx/2017	xx	Not Applicable	4.000%	$480.63	06/xx/2017	Financial Hardship
46821929	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.247%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2018	xx	Not Applicable	4.500%	$3,289.84	06/xx/2018	Financial Hardship
61294484	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	09/xx/2018	xx	Not Applicable	6.875%	$1,316.07	09/xx/2018	Financial Hardship
44588852	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	02/xx/2017	xx	Not Applicable	2.000%	$1,067.51	03/xx/2017	Financial Hardship
36925583	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.625%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70169088	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	02/xx/2019	xx	Not Applicable	8.250%	$665.74	04/xx/2019	Financial Hardship
42357442	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	04/xx/2013	xx	Not Applicable	5.250%	$347.07	05/xx/2013	Financial Hardship
82157140	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2015	xx	Not Applicable	3.750%	$243.48	12/xx/2015	Financial Hardship
4680211	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	781	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2016	xx	Not Applicable	4.000%	$442.07	07/xx/2016	Financial Hardship
64121370	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	05/xx/2018	xx	Not Applicable	7.125%	$533.63	06/xx/2018	Financial Hardship
15460735	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89541941	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,374.77	$xxx	5.500%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	718	677	xx	First	Final policy	Not Applicable	xx	03/xx/2016	xx	$xxx	4.000%	$845.48	04/xx/2016	Financial Hardship
1874471	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	7.990%	480		xx	xx		Conventional	ARM		Purchase	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	03/xx/2014	xx	Not Applicable	2.000%	$741.81	05/xx/2014	Financial Hardship
28398408	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2007	xx	Not Applicable	6.000%	$359.03	01/xx/2008	Financial Hardship
35255401	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2008	xx	Not Applicable	6.000%	$326.00	09/xx/2008	Financial Hardship
82513494	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$xx	xx	xx	No	Moratorium	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.250%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	03/xx/2018	xx	Not Applicable	7.875%	$523.43	03/xx/2018	Financial Hardship
21885757	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Unavailable	Not Applicable	xx	12/xx/2017	xx	Not Applicable	4.350%	$294.31	12/xx/2017	Financial Hardship
22476989	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	10/xx/2015	xx	Not Applicable	7.125%	$411.93	10/xx/2015	Financial Hardship
88622492	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.375%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82521113	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	693	678	xx	First	Final policy	Not Applicable	xx	11/xx/2011	xx	$xxx	5.000%	$487.67	12/xx/2011	Financial Hardship
89756379	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$2,052.54	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.800%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69520929	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	02/xx/2020	xx	Not Applicable	4.000%	$1,094.45	03/xx/2020	Financial Hardship
51324292	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,037.00	$xxx	6.790%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	652	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2016	xx	Not Applicable	2.500%	$1,321.96	04/xx/2016	Financial Hardship
15613306	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.640%	336		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	03/xx/2016	xx	$xxx	6.000%	$1,074.00	03/xx/2016	Financial Hardship
17316310	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.990%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2013	xx	$xxx	4.000%	$399.22	01/xx/2014	Financial Hardship
74202877	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$667.78	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$5,169.72	$xxx	11.240%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	03/xx/2018	xx	$xxx	4.000%	$1,536.55	05/xx/2018	Financial Hardship
54323901	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	FEMA Disaster	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.850%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	03/xx/2016	xx	Not Applicable	3.500%	$460.29	04/xx/2016	Financial Hardship
20916307	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90033098	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	06/xx/2017	xx	Not Applicable	4.250%	$235.48	07/xx/2017	Financial Hardship
1706263	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	03/xx/2011	xx	Not Applicable	5.375%	$572.74	03/xx/2011	Financial Hardship
31979363	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.810%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2011	xx	$xxx	2.000%	$1,031.80	11/xx/2011	Financial Hardship
10987868	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.810%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	610	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86773153	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xxe	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$xxx	9.490%	288		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31791727	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		Unavailable	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.990%	324		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	10/xx/2016	xx	$xxx	7.808%	$671.82	10/xx/2016	Financial Hardship
78577647	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.870%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Commitment	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
41066591	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	536	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55516508	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.040%	300		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7689539	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	300		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable			Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2017	xx	Not Applicable	5.750%	$765.63	08/xx/2017	Financial Hardship
71228037	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.500%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2015	xx	Not Applicable	4.625%	$390.01	03/xx/2015	Financial Hardship
53908819	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	04/xx/2015	xx	Not Applicable	8.500%	$333.83	07/xx/2015	Financial Hardship
14014799	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2013	xx	$xxx	4.000%	$383.79	05/xx/2013	Financial Hardship
78256268	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.750%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	06/xx/2017	xx	Not Applicable	4.250%	$439.58	08/xx/2017	Financial Hardship
52685300	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	1.000%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	02/xx/2012	xx	$xxx	4.625%	$676.88	04/xx/2012	Financial Hardship
13736967	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	20.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	03/xx/2019	xx	$xxx	3.500%	$417.14	04/xx/2019	Financial Hardship
69537393	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.880%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	05/xx/2009	xx	Not Applicable	7.880%	$496.00	06/xx/2009	Financial Hardship
70873329	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	Yes	Unavailable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	09/xx/2013	xx	$xxx	4.000%	$590.97	10/xx/2013	Financial Hardship
24323068	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,168.75	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2017	xx	$xxx	3.250%	$557.47	06/xx/2017	Financial Hardship
76194040	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.725%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	04/xx/2017	xx	$xxx	2.000%	$1,242.68	05/xx/2017	Financial Hardship
77178741	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Commitment	Not Applicable	xx	09/xx/2019	xx	Not Applicable	4.000%	$1,139.51	09/xx/2019	Financial Hardship
98724684	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	300		xx	xx		Conventional	ARM		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	12/xx/2011	xx	Not Applicable	3.875%	$284.99	01/xx/2012	Financial Hardship
37066109	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91947683	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.500%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	09/xx/2015	xx	Not Applicable	5.500%	$409.52	10/xx/2015	Financial Hardship
68058052	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.490%	300		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10729405	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.840%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50012087	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	07/xx/2018	xx	Not Applicable	5.875%	$610.86	07/xx/2018	Financial Hardship
74183418	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.990%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60143717	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$xxx	7.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	06/xx/2019	xx	Not Applicable	5.500%	$506.91	06/xx/2019	Financial Hardship
84363311	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.490%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	09/xx/2019	xx	Not Applicable	5.625%	$228.91	09/xx/2019	Financial Hardship
95401174	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21863635	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94322259	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.785%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	08/xx/2017	xx	$xxx	3.875%	$1,294.56	09/xx/2017	Financial Hardship
74797741	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Purchase	Unavailable	Unavailable	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22895182	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69177246	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	09/xx/2010	xx	$xxx	2.000%	$758.44	09/xx/2010	Financial Hardship
45599782	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$648.50	$xx	xx	Not Applicable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.570%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76951649	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.750%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	10/xx/2019	xx	Not Applicable	6.750%	$192.04	10/xx/2019	Financial Hardship
24773015	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	01/xx/2010	xx	Not Applicable	5.250%	$1,047.35	02/xx/2010	Financial Hardship
87221336	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.475%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	04/xx/2017	xx	Not Applicable	3.000%	$329.51	07/xx/2017	Financial Hardship
30252733	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26938027	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Hawaii	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	3.990%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2016	xx	Not Applicable	4.000%	$1,091.33	06/xx/2016	Financial Hardship
7552030	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2015	xx	Not Applicable	2.625%	$422.07	01/xx/2016	Financial Hardship
90884184	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	05/xx/2016	xx	Not Applicable	6.625%	$197.98	06/xx/2016	Financial Hardship
67530274	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.031%	180		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2019	xx	Not Applicable	4.375%	$176.52	02/xx/2019	Financial Hardship
15510472	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	03/xx/2014	xx	Not Applicable	2.000%	$910.35	03/xx/2014	Financial Hardship
38691218	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$3,469.50	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.550%	360		xx	xx		Conventional	Fixed		Refinance	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	06/xx/2016	xx	Not Applicable	6.250%	$192.07	07/xx/2016	Financial Hardship
22087085	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$3,724.69	$xx	xx	xx	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	5.750%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	587	641	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39306600	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.850%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2013	xx	$xxx	3.875%	$526.91	09/xx/2013	Financial Hardship
69950387	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$2,140.39	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,028.50	$xxx	6.375%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	682	671	xx	First	Final policy	Not Applicable	xx	11/xx/2009	xx	Not Applicable	3.250%	$943.19	02/xx/2010	Financial Hardship
47182497	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$xx	xx	Not Applicable	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.990%	480		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	No	Yes	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	11/xx/2018	xx	$xxx	2.000%	$448.08	11/xx/2018	Financial Hardship
56871531	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	774	749	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50097454	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.125%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	770	Not Applicable	xx	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15558063	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Rhode Island	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.875%	480		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22901761	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	08/xx/2013	xx	$xxx	2.000%	$356.80	09/xx/2013	Financial Hardship
966255	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	3.000%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Unavailable	No	xx	xx	30.000%			Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	09/xx/2008	xx	Not Applicable	3.000%	$496.46	10/xx/2008	Financial Hardship
73475906	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	7.000%	480		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	09/xx/2011	xx	Not Applicable	2.375%	$1,009.74	09/xx/2011	Financial Hardship
56504487	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.852%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2011	xx	Not Applicable	4.875%	$407.35	01/xx/2012	Financial Hardship
79856289	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$1,584.48	$xxx	6.625%	480		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2012	xx	Not Applicable	3.875%	$608.51	08/xx/2012	Financial Hardship
517849	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.600%	300		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	08/xx/2017	xx	Not Applicable	4.000%	$403.74	08/xx/2017	Financial Hardship
98832816	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,604.58	$xxx	7.000%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	08/xx/2011	xx	Not Applicable	2.000%	$1,352.12	09/xx/2011	Financial Hardship
72658218	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2013	xx	$xxx	2.000%	$347.06	11/xx/2013	Financial Hardship
10488810	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$924.44	$xxx	5.250%	480		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	10/xx/2018	xx	$xxx	3.000%	$318.28	10/xx/2018	Financial Hardship
20135161	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	$1,088.54	$xxx	6.250%	480		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2019	xx	$xxx	4.500%	$705.52	12/xx/2019	Financial Hardship
42086423	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	5.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24840167	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	08/xx/2012	xx	Not Applicable	6.500%	$223.63	08/xx/2012	Financial Hardship
55174245	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$1,997.18	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Second	Unavailable	Not Applicable	xx	08/xx/2015	xx	$xxx	2.000%	$731.71	08/xx/2015	Financial Hardship
40606963	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.240%	300		xx	xx		HELOC	ARM		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74311481	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.500%	300		xx	xx		HELOC	Fixed		Purchase	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	11/xx/2017	xx	Not Applicable	4.500%	$349.62	11/xx/2017	Financial Hardship
57988514	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	16.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99172338	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Rhode Island	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$859.05	$xxx	6.750%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	02/xx/2011	xx	$xxx	4.750%	$582.58	03/xx/2011	Financial Hardship
81857665	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.800%	360		xx	xx		Conventional	ARM		Purchase		Unavailable	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	11/xx/2013	xx	Not Applicable	6.000%	$539.60	10/xx/2013	Financial Hardship
37199827	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Vermont	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.425%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	02/xx/2015	xx	Not Applicable	5.000%	$626.96	02/xx/2015	Financial Hardship
13256125	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.950%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2020	xx	Not Applicable	4.500%	$1,017.69	01/xx/2020	Financial Hardship
97688649	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.250%	119		xx	xx		HELOC	Fixed		Purchase			No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	11/xx/2018	xx	Not Applicable	3.000%	$180.66	11/xx/2018	Financial Hardship
94032265	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	1.000%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2016	xx	Not Applicable	4.000%	$1,004.13	04/xx/2016	Financial Hardship
24487563	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	11/xx/2009	xx	Not Applicable	5.375%	$331.08	02/xx/2010	Financial Hardship
64872106	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.125%	480		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	02/xx/2019	xx	Not Applicable	3.000%	$575.39	04/xx/2019	Financial Hardship
34044801	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$1,909.24	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.500%	360		xx	xx		HELOC	Fixed		Refinance	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	07/xx/2018	xx	Not Applicable	3.000%	$1,501.02	08/xx/2018	Financial Hardship
55625119	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	Unavailable	440		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	06/xx/2017	xx	Not Applicable	3.500%	$140.51	07/xx/2017	Financial Hardship
91462740	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.240%	240		xx	xx		Conventional	Fixed		Refinance	xx	xx	No Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24007396	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$2,248.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.990%	360		xx	xx		HELOC	Revolving		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58880848	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Purchase	Unavailable	Unavailable	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2015	xx	Not Applicable	2.000%	$758.65	04/xx/2015	Financial Hardship
94714628	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Mexico	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.350%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2013	xx	$xxx	2.000%	$461.98	08/xx/2013	Financial Hardship
46944718	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$1,893.51	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.125%	360		xx	xx		Conventional	ARM		Purchase	Unavailable	Unavailable	Unavailable					Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79490467	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Vacant Land	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2011	xx	Not Applicable	5.000%	$1,116.59	01/xx/2012	Financial Hardship
69608839	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$2,232.61	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	Unavailable	360		xx	xx		Conventional	Fixed		Purchase	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	10/xx/2017	xx	$xxx	4.000%	$1,009.32	11/xx/2017	Financial Hardship
28888975	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,489.58	$xxx	6.500%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2018	xx	Not Applicable	2.000%	$759.36	08/xx/2018	Financial Hardship
40406208	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.250%	360		xx	xx		Conventional	Fixed		Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
96261309	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,741.67	$xxx	5.875%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Unavailable	Yes	Not Applicable	xx	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	xx	11/xx/2014	xx	Not Applicable	2.000%	$2,086.67	11/xx/2014	Financial Hardship
34158297	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.840%	240		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98796063	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.625%	360		xx	xx		Conventional	Fixed		Purchase	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	01/xx/2015	xx	Not Applicable	5.625%	$1,243.01	01/xx/2015	Financial Hardship
58941946	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$1,849.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.800%	360		xx	xx		Conventional	ARM		Purchase	Unavailable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	03/xx/2015	xx	Not Applicable	2.000%	$842.15	03/xx/2015	Financial Hardship
5131180	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Yes	Borrower Stalling/Litigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.375%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93965448	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	Unavailable	360		xx	xx		FHA	Fixed		Refinance	xx	xx	Unavailable	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	05/xx/2017	xx	$xxx	2.000%	$638.08	07/xx/2017	Financial Hardship
99007650	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.300%	300		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79112171	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.875%	252		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable		Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	695	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	03/xx/2017	xx	$xxx	3.500%	$260.55	03/xx/2017	Financial Hardship
28061248	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$3,249.86	$xx	xx	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.990%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74097879	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2018	xx	Not Applicable	4.125%	$890.86	04/xx/2018	Financial Hardship
23784119	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	02/xx/2017	xx	$xxx	3.000%	$847.21	03/xx/2017	Financial Hardship
17041023	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	4.500%	360		xx	xx		HELOC	Revolving		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31908786	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	5.918%	301		xx	xx		HELOC	Revolving		Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	05/xx/2018	xx	Not Applicable	4.500%	$406.11	06/xx/2018	Financial Hardship
34813157	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	5.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2016	xx	Not Applicable	3.400%	$1,542.38	02/xx/2016	Financial Hardship
69787571	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.500%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61521681	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	07/xx/2015	xx	$xxx	2.000%	$318.63	07/xx/2015	Financial Hardship
93287103	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Rhode Island	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	480		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Unavailable	Not Applicable	xx	12/xx/2016	xx	Not Applicable	3.000%	$619.25	12/xx/2016	Financial Hardship
58425179	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	Yes	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	3.740%	239		xx	xx		HELOC	Fixed		Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	08/xx/2018	xx	Not Applicable	4.240%	$1,012.82	09/xx/2018	Financial Hardship
39332825	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	7.690%	300		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90639583	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	01/xx/2015	xx	Not Applicable	3.000%	$155.81	02/xx/2015	Financial Hardship
85151363	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	08/xx/2017	xx	$xxx	4.125%	$342.73	08/xx/2017	Financial Hardship
10856354	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	09/xx/2017	xx	Not Applicable	6.125%	$300.94	10/xx/2017	Financial Hardship
9145125	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$3,327.41	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	3.125%	$2,821.56	Unavailable	Financial Hardship
82706877	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$843.38	$xxx	4.500%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	799	795	xx	First	Short Form Policy	Not Applicable	xx	04/xx/2019	xx	$xxx	4.500%	$1,135.12	05/xx/2019	Financial Hardship
37790204	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	02/xx/2016	xx	Not Applicable	2.000%	$1,411.23	02/xx/2016	Financial Hardship
84019173	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2016	xx	$xxx	2.000%	$842.25	04/xx/2016	Financial Hardship
5084541	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	360		xx	xx		FHA	Fixed		Cash Out	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2019	xx	$xxx	4.500%	$1,168.41	04/xx/2019	Financial Hardship
27538774	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	10/xx/2013	xx	Not Applicable	2.000%	$174.01	10/xx/2013	Financial Hardship
54612245	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76253079	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	03/xx/2015	xx	Not Applicable	2.000%	$556.03	03/xx/2015	Financial Hardship
30022301	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Hawaii	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2013	xx	Not Applicable	6.250%	$1,827.89	01/xx/2013	Financial Hardship
45095865	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.990%	300		xx	xx		HELOC	ARM		Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5872636	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.850%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	38.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	09/xx/2017	xx	Not Applicable	6.000%	$205.75	10/xx/2017	Financial Hardship
14483181	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	7.500%	300		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	04/xx/2015	xx	Not Applicable	2.000%	$384.38	04/xx/2015	Financial Hardship
83205705	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,640.63	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	05/xx/2016	xx	$xxx	2.000%	$663.35	05/xx/2016	Financial Hardship
15923394	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	10/xx/2012	xx	Not Applicable	4.625%	$422.55	10/xx/2012	Financial Hardship
63903857	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.750%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2019	xx	Not Applicable	4.000%	$1,375.58	01/xx/2019	Financial Hardship
50883149	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.250%	300		xx	xx		HELOC	ARM		Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33460946	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	9xx	$xxx	5.875%	480		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2017	xx	$xxx	5.000%	$413.50	11/xx/2017	Financial Hardship
21964966	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$2,099.37	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.875%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2018	xx	Not Applicable	4.125%	$714.10	12/xx/2018	Financial Hardship
85733468	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.340%	300		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	03/xx/2015	xx	Not Applicable	4.000%	$974.50	03/xx/2015	Financial Hardship
62796171	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.000%	360		xx	xx		FHA	Fixed		Cash Out	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2017	xx	$xxx	4.000%	$1,149.33	08/xx/2017	Financial Hardship
57120989	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Purchase	Unavailable	Unavailable	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	01/xx/2016	xx	Not Applicable	3.000%	$1,317.33	01/xx/2016	Financial Hardship
31821805	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2017	xx	Not Applicable	5.625%	$1,132.13	12/xx/2017	Financial Hardship
93016574	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.850%	300		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48592887	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.250%	300		xx	xx		HELOC	ARM		Purchase	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15804902	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.375%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Unavailable	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	05/xx/2018	xx	Not Applicable	3.000%	$283.40	06/xx/2018	Financial Hardship
42783076	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.590%	300		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	07/xx/2016	xx	Not Applicable	5.500%	$734.44	07/xx/2016	Financial Hardship
22120288	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.190%	300		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No	Not Applicable			Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34735944	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86650804	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	652	639	xx	First	Final policy	Not Applicable	xx	07/xx/2019	xx	Not Applicable	5.500%	$791.58	08/xx/2019	Financial Hardship
48754768	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2013	xx	Not Applicable	2.000%	$1,170.46	04/xx/2013	Financial Hardship
34922044	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	05/xx/2015	xx	Not Applicable	2.000%	$868.30	05/xx/2015	Financial Hardship
46454430	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	300		xx	xx		FHA	Fixed		Cash Out	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	645	625	xx	First	Final policy	Not Applicable	xx	01/xx/2013	xx	Not Applicable	4.000%	$516.12	03/xx/2013	Financial Hardship
91178016	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	13.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	11/xx/2017	xx	Not Applicable	3.625%	$592.43	11/xx/2017	Financial Hardship
98006256	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,650.00	$xxx	6.000%	480		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	09/xx/2016	xx	Not Applicable	2.000%	$334.60	07/xx/2016	Financial Hardship
45514738	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.375%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82964217	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.375%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	03/xx/2019	xx	Not Applicable	5.000%	$456.12	03/xx/2019	Financial Hardship
56039881	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	240		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	No	No	690	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	09/xx/2010	xx	Not Applicable	2.000%	$246.50	10/xx/2010	Financial Hardship
59898209	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.750%	360		xx	xx		Conventional	Fixed		Refinance	Not Applicable	Not Applicable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	10/xx/2019	xx	Not Applicable	5.500%	$919.95	10/xx/2019	Financial Hardship
45070616	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	20.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	04/xx/2018	xx	Not Applicable	4.500%	$569.72	05/xx/2018	Financial Hardship
26300546	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	608	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	05/xx/2019	xx	$xxx	4.500%	$377.63	05/xx/2019	Financial Hardship
93941339	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	667	626	xx	First	Final policy	Not Applicable	xx	05/xx/2010	xx	Not Applicable	3.000%	$1,036.62	06/xx/2010	Financial Hardship
61196395	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14105721	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2015	xx	Not Applicable	6.750%	$718.58	01/xx/2016	Financial Hardship
83604830	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	South Dakota	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.378%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	09/xx/2017	xx	Not Applicable	5.878%	$1,061.96	10/xx/2017	Financial Hardship
56309116	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.090%	300		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	08/xx/2017	xx	Not Applicable	4.000%	$286.67	08/xx/2017	Financial Hardship
85098710	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Mexico	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.250%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
78282328	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	05/xx/2015	xx	Not Applicable	4.250%	$297.27	07/xx/2014	Financial Hardship
46953443	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.000%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	01/xx/2016	xx	Not Applicable	5.000%	$677.35	02/xx/2016	Financial Hardship
32172275	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.950%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	601	561	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	xx	$xxx	4.500%	$637.26	02/xx/2020	Financial Hardship
26438185	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.990%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2017	xx	Not Applicable	6.990%	$187.85	01/xx/2018	Financial Hardship
12648812	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.000%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Vacant Land	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	05/xx/2017	xx	Not Applicable	7.750%	$208.32	06/xx/2017	Financial Hardship
16616525	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	13.530%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	09/xx/2017	xx	Not Applicable	7.280%	$228.57	10/xx/2017	Financial Hardship
72105894	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.490%	240		xx	xx		Conventional	Fixed		Cash Out	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	06/xx/2017	xx	Not Applicable	5.000%	$319.31	07/xx/2017	Financial Hardship
81728961	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.654%	360		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	05/xx/2017	xx	Not Applicable	4.875%	$508.09	06/xx/2017	Financial Hardship
85777359	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.020%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	02/xx/2012	xx	Not Applicable	5.000%	$602.75	02/xx/2012	Change ARM Terms
61229507	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Vacant Land	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	06/xx/2013	xx	Not Applicable	3.750%	$871.45	07/xx/2013	Financial Hardship
58819674	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.490%	300		xx	xx		HELOC	ARM		Refinance	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76686907	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.500%	360		xx	xx		FHA	ARM		Refinance	xx	xx	Unavailable	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	05/xx/2016	xx	Not Applicable	4.000%	$325.44	06/xx/2016	Financial Hardship
13373026	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.500%	300		xx	xx		FHA	Fixed		Refinance	xx	xx	Unavailable	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	05/xx/2017	xx	Not Applicable	4.000%	$437.26	05/xx/2017	Financial Hardship
43824758	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Rhode Island	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		FHA	Fixed		Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	05/xx/2016	xx	$xxx	4.000%	$902.25	05/xx/2016	Financial Hardship
61097467	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.150%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	09/xx/2017	xx	Not Applicable	5.000%	$239.86	10/xx/2017	Financial Hardship
78726066	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.350%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	05/xx/2019	xx	$xxx	4.500%	$635.91	05/xx/2019	Financial Hardship
21633051	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.240%	300		xx	xx		Conventional	Fixed		Cash Out	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79623830	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2013	xx	Not Applicable	3.375%	$829.52	04/xx/2013	Financial Hardship
50695140	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	11.467%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	11/xx/2017	xx	Not Applicable	7.717%	$240.17	12/xx/2017	Financial Hardship
31773846	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.200%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No			xx	First	Short Form Policy	Not Applicable	xx	04/xx/2013	xx	Not Applicable	6.000%	$746.99	04/xx/2013	Financial Hardship
7650228	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.616%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No		Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2011	xx	$xxx	2.000%	$697.20	12/xx/2011	Financial Hardship
11007709	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	xx	$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$179.87	$xxx	8.000%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Vacant Land	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	10/xx/2012	xx	Not Applicable	3.750%	$106.53	11/xx/2012	Financial Hardship
85128050	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	09/xx/2017	xx	Not Applicable	4.875%	$210.76	10/xx/2017	Financial Hardship
25620424	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.150%	542		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	05/xx/2017	xx	Not Applicable	6.000%	$303.04	06/xx/2017	Financial Hardship
4044867	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	08/xx/2017	xx	Not Applicable	4.125%	$252.05	09/xx/2017	Financial Hardship
34986274	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.790%	300		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	02/xx/2018	xx	Not Applicable	5.000%	$476.54	02/xx/2018	Financial Hardship
20750863	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.125%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Unavailable	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	01/xx/2018	xx	Not Applicable	3.000%	$376.90	02/xx/2018	Financial Hardship
83950282	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Unavailable	Not Applicable	xx	10/xx/2016	xx	Not Applicable	6.750%	$897.75	11/xx/2016	Financial Hardship
92867851	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$xxx	5.500%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2011	xx	Not Applicable	2.000%	$967.40	01/xx/2011	Financial Hardship
14718606	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	03/xx/2018	xx	Not Applicable	4.500%	$493.25	03/xx/2018	Financial Hardship
33007375	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$202.39	$xxx	7.040%	180		xx	xx		Conventional	Fixed		Purchase	Unavailable	Unavailable	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Vacant Land	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	09/xx/2015	xx	Not Applicable	3.500%	$105.95	09/xx/2015	Financial Hardship
77736884	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$558.75	$xxx	5.625%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Vacant Land	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	10/xx/2012	xx	Not Applicable	3.750%	$468.54	10/xx/2012	Financial Hardship
93490082	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.000%	360		xx	xx		FHA	Fixed		Refinance	xx	xx	Unavailable	Yes	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	03/xx/2016	xx	Not Applicable	6.750%	$498.68	04/xx/2016	Financial Hardship
22399109	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.790%	480		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	12/xx/2017	xx	Not Applicable	3.750%	$488.34	01/xx/2018	Financial Hardship
39112509	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	3.750%	180		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	739	736	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16380308	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	Other	xx	12.000%			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	663	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13368768	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	643	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56998687	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	754	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44884344	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	668	647	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7242470	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	699	Not Applicable	xx	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75111889	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.630%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	712	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2017	xx	Not Applicable	5.625%	$914.49	06/xx/2017	Financial Hardship
28299924	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.990%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	768	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
66991003	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.125%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Unavailable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	786	793	xx	First	Commitment	Not Applicable	xx	03/xx/2017	xx	Not Applicable	4.375%	$1,203.33	05/xx/2017	Financial Hardship
77680843	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Idaho	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	Not Applicable	xx	Secondary	Yes	Yes	No	789	766	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54646716	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	3.625%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	726	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8591991	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	790	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88995084	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	3.625%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	724	783	xx	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22930405	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.900%	360		xx	xx		Conventional	Fixed		Purchase	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18690145	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.000%	360		xx	xx		Conventional	Fixed		Purchase	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	02/xx/2014	xx	Not Applicable	5.000%	$440.54	03/xx/2014	Financial Hardship
17793786	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.550%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Commitment	Not Applicable	xx	12/xx/2017	xx	$xxx	6.650%	$449.38	01/xx/2018	Financial Hardship
56744687	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	10/xx/2019	xx	$xxx	4.125%	$1,943.44	12/xx/2019	Financial Hardship
53591797	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.120%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	10/xx/2012	xx	Not Applicable	2.000%	$429.38	10/xx/2012	Financial Hardship
29566758	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2020	xx	Not Applicable	5.000%	$340.31	06/xx/2020	Financial Hardship
96420239	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		Unavailable	$xx	xx	Unavailable	No	Modification/Short Sale Pending	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	02/xx/2020	xx	Not Applicable	5.000%	$1,231.77	03/xx/2020	Financial Hardship
25038235	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.500%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Unavailable	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	02/xx/2020	xx	Not Applicable	6.000%	$1,105.90	03/xx/2020	Financial Hardship
37625136	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$229.46	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable					Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	03/xx/2010	xx	Not Applicable	4.460%	$695.00	03/xx/2010	Financial Hardship
55114259	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Unavailable	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.700%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	12/xx/2019	xx	Not Applicable	5.500%	$582.74	12/xx/2019	Financial Hardship
93639392	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.950%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30112074	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.253%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2016	xx	Not Applicable	5.003%	$610.55	12/xx/2016	Financial Hardship
60458596	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.000%	360		xx	xx		FHA	Fixed		Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	06/xx/2020	xx	$xxx	5.000%	$808.20	07/xx/2020	Financial Hardship
34095963	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$4,673.20	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.540%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	04/xx/2019	xx	Not Applicable	6.500%	$820.70	05/xx/2019	Financial Hardship
32930333	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$3,016.93	$xx	xx	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.652%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	08/xx/2019	xx	$xxx	5.000%	$771.51	09/xx/2019	Financial Hardship
68654786	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.900%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	04/xx/2020	xx	$xxx	5.000%	$626.86	05/xx/2020	Financial Hardship
92772662	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	03/xx/2019	xx	Not Applicable	6.500%	$664.34	04/xx/2019	Financial Hardship
95684732	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	xx	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.375%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	10/xx/2019	xx	Not Applicable	6.000%	$1,158.35	11/xx/2019	Financial Hardship
74811568	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$279.45	$xx	xx	Not Applicable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	9.880%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	02/xx/2020	xx	$xxx	6.500%	$857.32	03/xx/2020	Financial Hardship
9490260	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.650%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	10/xx/2018	xx	Not Applicable	5.000%	$1,358.74	11/xx/2018	Financial Hardship
69940924	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$3,348.04	$xx	xx	Not Applicable	No	Modification/Short Sale Pending	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.740%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2020	xx	Not Applicable	5.000%	$396.89	03/xx/2020	Financial Hardship
83167360	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.900%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable
9601681	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	05/xx/2010	xx	Not Applicable	3.875%	$827.63	05/xx/2010	Financial Hardship
82670645	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29347520	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	3.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Secondary	Yes	No	Yes	774	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7568905	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	2.990%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	812	802	xx	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60435490	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$1,749.28	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	3.437%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70407567	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable			Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	751	Not Applicable	xx	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72292230	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.860%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	02/xx/2017	xx	Not Applicable	3.000%	$631.20	02/xx/2017	Financial Hardship
90997254	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xxe	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	16.900%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2015	xx	Not Applicable	4.125%	$314.81	01/xx/2015	Financial Hardship
4389306	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.010%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2017	xx	$xxx	3.125%	$451.93	05/xx/2017	Financial Hardship
21936497	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2014	xx	Not Applicable	4.875%	$316.48	05/xx/2014	Financial Hardship
29513445	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	12.300%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	510	568	xx	First	Final policy	Not Applicable	xx	05/xx/2016	xx	Not Applicable	3.500%	$495.44	06/xx/2016	Financial Hardship
73730507	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	14.650%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	544	552	xx	First	Final policy	Not Applicable	xx	12/xx/2015	xx	Not Applicable	3.375%	$178.17	12/xx/2015	Financial Hardship
97366441	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	15.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2019	xx	Not Applicable	9.900%	$189.57	08/xx/2019	Financial Hardship
40729561	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	16.450%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76724451	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$913.71	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.560%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	10/xx/2018	xx	$xxx	4.625%	$940.44	11/xx/2018	Financial Hardship
13291877	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	10.060%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
52903569	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.360%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2015	xx	$xxx	3.625%	$445.53	11/xx/2015	Financial Hardship
9930102	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.660%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	580	542	xx	First	Commitment	Not Applicable	xx	08/xx/2019	xx	$xxx	4.250%	$813.49	10/xx/2019	Financial Hardship
17288539	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Mexico	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.960%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	592	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2018	xx	Not Applicable	3.625%	$596.68	01/xx/2019	Financial Hardship
95556912	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.850%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	08/xx/2010	xx	Not Applicable	7.500%	$457.61	08/xx/2010	Financial Hardship
19560651	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.890%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53212654	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	9.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5617789	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.730%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2014	xx	$xxx	4.750%	$731.12	05/xx/2014	Financial Hardship
36567891	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	13.650%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2020	xx	Not Applicable	13.650%	$333.47	03/xx/2020	Financial Hardship
23769142	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.180%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	02/xx/2012	xx	$xxx	2.000%	$366.75	02/xx/2012	Financial Hardship
23475104	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.560%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	02/xx/2014	xx	Not Applicable	4.625%	$495.01	03/xx/2014	Financial Hardship
86137861	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	9.690%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	02/xx/2020	xx	$xxx	3.250%	$706.04	03/xx/2020	Financial Hardship
55403264	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	9.810%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2014	xx	$xxx	2.000%	$411.11	02/xx/2014	Financial Hardship
98662972	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	15.800%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	12/xx/2007	Unavailable	Not Applicable	6.000%	$283.34	12/xx/2007	Financial Hardship
3290969	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.740%	300		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44407843	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.000%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	558	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	07/xx/2020	xx	Not Applicable	3.875%	$265.88	07/xx/2020	Financial Hardship
26662168	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	10.310%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	646	xx	First	Final policy	Not Applicable	xx	12/xx/2015	xx	Not Applicable	2.000%	$257.79	01/xx/2016	Financial Hardship
83475276	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.700%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2016	xx	Not Applicable	3.000%	$233.28	12/xx/2016	Financial Hardship
35406242	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$757.47	$xx	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.850%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87849058	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$xxx	6.900%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	12/xx/2013	xx	Not Applicable	5.250%	$955.19	01/xx/2014	Financial Hardship
19564131	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.875%	360		xx	xx		Conventional	ARM		Refinance	Unavailable	Unavailable	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	xx	12/xx/2011	xx	Not Applicable	4.000%	$821.98	01/xx/2012	Financial Hardship
94874233	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$801.58	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	13.325%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	11/xx/2010	xx	Not Applicable	4.000%	$154.47	12/xx/2010	Financial Hardship
92353039	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$1,276.04	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		FHA	Fixed		Refinance	xx	xx	Unavailable	No	xx	xx	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	01/xx/2017	xx	Not Applicable	4.500%	$177.34	02/xx/2017	Financial Hardship
61985025	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$7,084.74	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,100.67	$xxx	6.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	07/xx/2016	xx	$xxx	3.750%	$756.56	08/xx/2016	Financial Hardship
16051378	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.500%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	05/xx/2014	xx	$xxx	4.625%	$263.14	05/xx/2014	Financial Hardship
26569146	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.375%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	758	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48446723	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second		$4,073.11	$xx	xx	Unavailable	No	Missing Assignments	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$xxx	5.875%	300		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	07/xx/2013	xx	Not Applicable	4.000%	$417.95	07/xx/2013	Financial Hardship
73042808	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$5,295.16	$xx	xx	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	$1,785.33	$xxx	6.500%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	715	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2019	xx	$xxx	4.000%	$1,240.79	03/xx/2019	Financial Hardship
62617093	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$2,298.75	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.875%	480		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	11/xx/2018	xx	$xxx	3.500%	$1,024.65	11/xx/2018	Financial Hardship
19058744	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.490%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	04/xx/2019	xx	Not Applicable	4.938%	$867.14	05/xx/2019	Financial Hardship
11145992	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$968.75	$xxx	7.750%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	05/xx/2017	xx	$xxx	3.250%	$393.53	06/xx/2017	Financial Hardship
98599513	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Dismissal	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.375%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	06/xx/2014	xx	$xxx	2.000%	$493.60	06/xx/2014	Financial Hardship
12897201	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	FEMA Disaster	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	6.375%	360		xx	xx		Conventional	Fixed		Purchase	Unavailable	Unavailable	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	01/xx/2017	xx	Not Applicable	4.000%	$1,217.12	02/xx/2017	Financial Hardship
85587533	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	3.625%	360		xx	xx		USDA	Fixed		Purchase	Unavailable	Unavailable	Full Documentation	No	Not Applicable	xx	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	04/xx/2015	xx	Not Applicable	3.625%	$880.95	05/xx/2015	Financial Hardship
50518565	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$4,822.90	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	5.250%	240		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33780053	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	8.840%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Unavailable	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42931648	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.950%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2016	xx	Not Applicable	3.375%	$925.29	06/xx/2016	Financial Hardship
13732632	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	11.500%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Final policy	Not Applicable	xx	06/xx/2013	xx	$xxx	4.125%	$434.79	06/xx/2013	Financial Hardship
14388293	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$xxx	10.757%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	08/xx/2014	xx	Not Applicable	2.000%	$89.18	08/xx/2014	Financial Hardship
98275219	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.625%	360		xx	xx		Conventional	ARM		Refinance	xx	xx	Full Documentation	No		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9526732	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.050%	180		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
28043718	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$1,161.31	$xx	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.600%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	xx	First	Short Form Policy	Not Applicable	xx	04/xx/2015	xx	Not Applicable	3.700%	$1,312.07	05/xx/2015	Financial Hardship
61074864	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First		$0.00	$xx	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	7.330%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Unavailable					Not Applicable		Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	xx	06/xx/2013	xx	Not Applicable	4.205%	$630.00	06/xx/2013	Financial Hardship
41351602	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.875%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	665	755	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64639432	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	5.125%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	716	677	xx	First	Preliminary title policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86834522	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	4.750%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	788	Not Applicable	xx	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92676504	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$xxx	6.750%	360		xx	xx		Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable		Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	692	746	Unavailable	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable

General Comments				Missing Documents	Tape Discrepancies	Grading and Exceptions					ComplianceEase								Current Value Information				Credit History											Updated Credit Report Information
Title	Payment	Servicing	Mod Comments	Missing Documents	Guideline Grade (Non-ComplianceEase)	Grade 4 Exceptions (Reject / Non-curable)	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Overall Risk Indicator	HOEPA	TILA	RESPA	State and Local Predatory	State Regs	Exceptions	TRID Tolerance	Additional Valuation #1	Additional Valuation #2	Unrepaired Property Damage	Property Damage Amount $	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Bankruptcy (Pre-Origination)	Bankruptcy Chapter	Bankruptcy Discharge Date	Mos Credit Reestablished	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Total Payments Revolving Debt	Total Payments Installment Debt	Borrower Updated FICO	Co-Borrower Updated FICO
As per updated title report dated xx/xx/2019, the subject xx was originated on xx. There are three child support liens against the borrower xx  in the favor of xx of  which were recorded on xx/xx/2010,xx/xx/2016 and xx/xx/2015 respectively. However, the amount of liens have not been provided.
There is xx the borrowerxx. However, the amount of lien has not been provided.
The second installment xx taxes of  2018-2019 have been paid in the amount oxx
No prior year delinquent taxes have been found.
The review of payment history shows that the borrower has been delinquent for 5 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2018 in the amount of xx which was applied for the due date of xx/xx/2018. The UPB reflected is in the latest payment history in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and the next due date for the payment is xx/xx/2018. The borrower xx had filed the bankruptcy under chapter-7 with the case#xx on xx and the plan is not confirmed yet. According to the reaffirmation agreement dated xx/xx/2018, the amount reaffirmed is xx and the debtor sxxpay xx per month for the period of 300 months. The debtorxx was discharged on xx/xx/2018.The motion for relief from stay was filed on xx/xx/2019 and the relief from the stay was denied on xx/xx/2019.The date of the last filling bankruptcy was 0xx/xx/2019. The review of payment history shows that the borrower has been delinquent for 5 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2018 in the amount of xx which was applied for the due date of xx/xx/2018. The UPB reflected is in the latest payment history in the amount of xx.
The step modification agreement was made between (borrower)   xx, xx on xx/xx/2011. The comment dated xx/xx/2017 states that the reason for default was a curtailment of income. According to the comment dated xx/xx/2019, the subject property is owner-occupied. No information pertaining to the foreclosure has been found. As per the servicing comment dated xx/xx/2018, the subject property was damaged due to a tree falling on property. The estimated cost of repairs has not been found. No information pertaining to completion of repairs and an insurance claim has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xxx and xx xxx had filed the bankruptcy under chapter-7 with the case#xx on xx and the plan is not confirmed yet. According to the reaffirmation agreement dated xx/xx/2018, the amount reaffirmed is xx and the debtor sxxpay $xxxr month for the period of 300 months. The debtor xxx was discharged on xx/xx/2018.The motion for relief from stay was filed on xx/xx/2019 and the relief from the stay was denied on xx/xx/2019.The date of the last filling bankruptcy was 0xx/xx/2019.	This step modification agreement was made between (borrower) xx on xx/xx/2011. The modified unpaid principal balance is xx with the interest rate 2.00% which steps up in 4 steps ending at 4.50%. The borrower promised to pay the monthly P&I of xxbeginning from xx/xx/2011 with the maturity date of xx/xx/2042. The lender has forgiven principal in the amount of xx; however, the forgiven amount exceeds 2% of the modified principal balance. There is no provision for the balloon payment. The loan has been modified once since origination.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in California State.The following state disclosures are missing from the loan file.
1.Impound Account Disclosure.
2.Cosigner Notice.
3.Private xx Insurance Disclosure.
4.Earthquake Disclosure for condominiums.
5.Hazard Insurance Disclosure.
6.Insurer RecommendationDisclosure.
7.CA Fair Lending Notice.
8.Anti-Tying Disclosure.
9.Privacy Notice.
10.Notice of Right to Copy of Appraisal.
11.Application for Credit-Married Persons.
12.Fair Debt Collection Notice.
13.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined since the supporting documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "The ROR transaction date is xx/xx/2007 which is different from the HUD1 settlement date of xx/xx/2007 and the Note date  of xx/xx/2007."
								* Settlement date is different from note date (Lvl 2) "According to the final HUD1, the settlement date is xx/xx/2007 which is different from the Note date of xx/xx/2007."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 states that the subject xx was originated on xx. The chain of the assignment is missing. There are a couple of outstanding liens/judgments against borrower/property are as follows. 1. There are civil judgments in the total amount of xx and was filed by different plaintiffs. Annual xx taxes have been paid in the amount of xx No delinquent taxes have been located for the prior year.	Review of the payment history provided from xx/xx/2017 to xx/xx/2019 reveals that borrower has been the delinquent for one month. The last payment was received in the amount of xx on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history isxx The borrower is currently 1 month behind his scheduled payments.	Collections Comments:As per collection comment dated xx/xx/2019, the subject property had damages on xx/xx/2019 due to the water. The borrower had filed an insurance claim in the amount of xx. According to the collection comment dated xx/xx/2019; the lost draft check has been received on xx/xx/2019 from “xx in the amount of xx. As per the latest comment dated xx/xx/2019, the insurance claim amount is of xx and the borrower has a document with the same amount of xx but the adjuster's worksheet is showing the amount ofxx No further details have been found regarding the repair and the current property condition as the latest xxx Report is not available in the loan file.
Available servicing comment shows that the subject property is owner occupied.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.

Update-
According to the servicing comments, the current status of the loan is performing.
As per comment dated xx/xx/2022, the roof of the subject property has been damaged due to wind on xx/xx/2021. Comment dated xx/xx/2023 shows that the estimated cost of repair is xx. Comment dated xx/xx/2024 shows that the repairs are completed for the roof.
xx had filed bankruptcy under Chapter-13 Case#xx on xx/xx/2016 and the plan was confirmed on xx/xx/2017.
POC was filed on xx/xx/2017 with the secured claim amount of xx and the arrearage of xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx had filed bankruptcy under Chapter-13 Case#xx on xx/xx/2016 and the plan was confirmed on xx/xx/2017.
POC was filed on xx/xx/2017 with the secured claim amount of xx and the arrearage of xx.
As per chapter 13 plan, debtor (borrower) will pay to the U.S. Trustee the sum of $xxxr 5 months and sum of $xxxr 31 months and sum of $xxxfor last 24 months. .
As per the first amended chapter 13 plan dated xx/xx/2017, debtor (borrower) will pay to the U.S. Trustee the sum of $xxxr 5 months and sum of $xxxr 31 months and sum of $xxxfor last 24 months.
xxx filed on xx/xx/2016 does not show any unsecured portion.
Order converting chapter 7 into chapter 13 was on xx/xx/2016.
Latest status of FC was on hold due to active bankruptcy.
Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Origination Appraisals	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Missing Appraisal (Lvl 2) "Appraisal report at the time of origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following state disclosures are missing from the loan file.
1.Anti-Coercion Notice
2.Title Insurance Disclosure
3.Insurance Sales Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$24,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019, shows that the subject xx was originated on xx.
No assignment has been found. The current assignment is with the lender xx; however, the missing assignment is to xx.
There is a junior xx on the subject property which was originated on xx.00 with the lender xx which was recorded on xx/xx/2005.
No active judgments and liens have been found.
1st installment xx taxes of 2018 have been paid in the amount of $xxxxx/xx/2018.
2nd installment xx taxes of 2018 have been paid in the amount of xx on xx/xx/2018.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2019, the borrower is currently delinquent for 25 months and the next due date for the regular payment is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of $xxx16, which was applied for the due date of xx/xx/2017. The UPB reflected in the latest payment history is in the amount of xx.

Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx/xx/2017. The last payment was received on xx/xx/2019, in the amount of $xxxhich was applied for xx/xx/2017. The UPB reflected in the payment history is in the amount of xx.
The reason for default is unable to be determined from the servicing comment.
According to the xxx, the borrower “xx  had filed bankruptcy under chapterxx  on xx/xx/2017 and the modified chapter 13 plan which was filed on xx/xx/2017 was confirmed on xx/xx/2017. As per the order confirming chapter xx plan the debtor was supposed to pay to the trustee for the 60 months. The first 3 months is in the amount of  iled on xx/xx/2019.
The foreclosure was initiated in 2014. The foreclosure file was referred to an attorney on xx/xx/2014 and the complaint was filed on xx/xx/2017. The foreclosure sale date was scheduled on xx/xx/2017. However, the foreclosure file was put on hold as the borrower filed bankruptcy under chapter 13 with the case#xx on xx/xx/2017.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:The foreclosure was initiated in 2014. The foreclosure file was referred to an attorney on xx/xx/2014 and the complaint was filed on xx/xx/2017. The foreclosure sale date was scheduled on xx/xx/2017. However, the foreclosure file was put on hold as the borrower filed bankruptcy under chapter 13 with the case#xx on xx/xx/2017.
Bankruptcy Comments:According to the xxx, the borrower “xx” had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2017 and the modified chapter 13 plan which was filed on xx/xx/2017 was confirmed on xx/xx/2017. As per the order confirming chapter 13(Doc#15) plan the debtor was supposed to pay to the trustee for the 60 months. The first 3 months is in the amount of $xxx00 and remaining 57 months is in the amount of $xxx00. The POC was filed by the creditor xx xx on xx/xx/2017 with the POC amount of xx and the amount of arrearage is xx. No comment has been found indicating a cram down.  Last time bankruptcy was filed on xx/xx/2019.

Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application/1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia State. The following required state disclosures are missing from the loan file.
1.VA Application Disclosure
2.Choice of Settlement Agent Disclosure
3.Disclosure of Charges for Appraisal or Valuation
4.Copy of Appraisal or Statement of Appraised Value"
* Operative index value is unable to confirm (Lvl 2)     "Operative Index value is unable to be determined from the loan files."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2019 shows that the xx which was dated xx/xx/2007 and recorded on xx/xx/2007 with Instrument xx amount of $xxx  xx,xx
There is one senior xx was originated on xx.xx, in the favor of xx. The subordination agreement is located at xx  for the senior xx.
The chain of assignment has not been completed.
The chain of assignment has not been completed . No assignments were found.
There are two state tax liens were found against the borrower xx
The liens were  recorded on xx/xx/2013 and xx/xx/2014, in the total amount of $xxxcertificate required for current tax status for the xx annual taxes for the year of 2018.
According to the payment history as of xx/xx/2019, the borrower is delinquent for 1 month and the next payment due date is on xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx) and the monthly P&I is in the amount ofxx with the rate of interest 2.00% which was applied for the due date of xx/xx/2019.The UPB is reflected in payment history is in the amount of xx.The borrower is making payment as per the modification made on xx/xx/2015.	Collections Comments:The loan is currently in active bankruptcy. The borrower xxx had filed bankruptcy under Chapter 13 with case # xx on xx/xx/2016 and plan was confirmed on xx/xx/2017. The chapter 13 plan was filed on xx/xx/2016 as per plan the debtor supposes to pay the trustee the amount of xx per month for 60 months.
The POC was filed on xx/xx/2016 the amount of POC is xx and the arrearage amount is xx
According to the payment history as of xx/xx/2019, the borrower is delinquent for 1 month and the next payment due date is on xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx (PITI) and the monthly P&I is in the amount of xx with the rate of interest 2.00% which was applied for the due date of xx/xx/2019.The UPB is reflected in payment history is in the amount of xx.The borrower is making payment as per the modification made on xx/xx/2015.
The foreclosure was initiated and complaint was filed on xx/xx/2013 with the case number xx  The sale was scheduled on xx/xx/2013.
The foreclosure was put on hold due to the servicer offered the reinstatement plan to the borrower.
The loan has modified since the origination.  The modification agreement was done between the borrower xxx xxx and Lender xx xx, xxx on xx/xx/2015.  The reason for modification is a financial hardship.As per the modified terms, new principal balance is xx. The interest bearing amount is xx. The deferred balance is xx.The principal forgiven amount is given xx. There are 3 steps of modification. Borrower promises to pay and thexx  with a modified interest rate 2.0000% beginning from xx/xx/2015, 2nd step is $xxxhly with a modified interest rate 2.875% beginning from xx/xx/2020, 3rd  step is $xxxhly with a modified interest rate 3.750% beginning from xx/xx/2021, with a maturity date is xx/xx/2055. As per the insurance document located at “xx”in the loan file, shows that the property had been damaged. The property needed the repairs for the water damage restoration and remediation, new roof, new flooring, new kitchen.
The further details of repairs have not been found.
As per the servicing comments dated xx/xx/2018 the property is occupied by the owner.

Foreclosure Comments:The foreclosure was initiated and complaint was filed on xx/xx/2013 with the case number
xx. The sale was scheduled on xx/xx/2013.
The foreclosure was put on hold due to the servicer offered the reinstatement plan to the borrower.

Bankruptcy Comments:The borrower xxx xxx had filed bankruptcy under Chapter 13 with case # xx on xx/xx/2016 and plan was confirmed on xx/xx/2017. The chapter 13 plan was filed on xx/xx/2016 as per plan the debtor supposes to pay the trustee the amount of $xxxmonth for 60 months.
The POC was filed on xx/xx/2016 the amount of POC is xx and the arrearage amount is $xxx	The modification agreement was done between the borrower xxx xxx and Lender xx financial hardship.
As per the modified terms, new principal balance is xx. The interest bearing amount is xx. The deferred balance is xx. The  principal forgiven amount is given xx. There are 3 steps of modification. Borrower promises to pay and the 1st step ixx  monthly with a modified interest rate 2.0000% beginning from xx/xx/2015, 2nd step isxx  monthly with a modified interest rate 2.875% beginning from  xx/xx/2020, 3rd  step isxx  monthly with a modified interest rate 3.750% beginning from xx/xx/2021, with a maturity date is xx/xx/2055.
Credit Application Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing in the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the
Notice  required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing Appraisal (Lvl 2)     "An Appraisal report is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "The ROR  is signed and hand dated by borrower."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.00 with xx ., D/xx/A xx , xx.
The chain of assignment has not been completed.
Active liens and judgments as follows:
There is a HOA lien on the subject property in favor of xx and user charges in the amount of xx  recorded on xx/xx/2015.
The combined taxes of the year 2018 have been paid in the amount of $xxx combined taxes of the year 2017 have been paid in the amount of xx
The combined taxes of the year 2016 have been paid in the amount of $xx
According to the review of payment history as of xx/xx/2019, the borrower is delinquent for 8 months. The last payment was received on xx/xx/2018 which was applied for the due date of xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected in the amount of xx. The borrower has not been making the payments as per ARM change notice located at “xx _Security Instrument Note and Security Instrument Modification_ xx.	Collections Comments:The loan is currently in Bankruptcy. According to the review of payment history as of xx/xx/2019, the borrower is delinquent for 8 months. The last payment was received on xx/xx/2018 which was applied for the due date of xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of xx and PITI is in the amount of xx . The UPB reflected in the amount of xx. The borrower has not been making the payments as per ARM change notice located at “xx .
The reason for default is unavailable.
As per the servicing comment dated xx/xx/2019, the subject property is occupied by the unknown party.
The borrower’s intention is to keep the property.
The foreclosure was initiated. The file was referred to an attorney on xx/xx/2018. The date of complaint filed and judgment entered are unavailable. As per the comment dated xx/xx/2019, the foreclosure sale was scheduled on xx/xx/2019. However, the sale was canceled and foreclosure was put on hold as the borrower filed bankruptcy chapter 13 on xx/xx/2019. No further details have been found.
According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is xx. The first amended chapter 13 plan (xx  was filed on xx/xx/2019 and waiting for confirmation of the plan. The schedule D of xxx does not show any unsecured portion. The date of last filing is xx/xx/2019. There is no comment indicating a cramdown.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2018. The date of complaint filed and judgment entered are unavailable. As per the comment dated xx/xx/2019, the foreclosure sale was scheduled on xx/xx/2019. However, the sale was canceled and foreclosure was put on hold as the borrower filed bankruptcy chapter 13 on xx/xx/2019. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is xx. The first amended chapter 13 plan (Doc #29) was filed on xx/xx/2019 and waiting for confirmation of the plan. The schedule D of xxx does not show any unsecured portion. The date of last filing is xx/xx/2019. There is no comment indicating a cramdown.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosure are missing from the loan file.
1.TX Loan Agreement Notice
2.Commitment Requirement/Anti-Tying
3.TILA Disclosures in Spanish
4.Home Equity Consumer Disclosure
5.Home Equity Loan Interest and Fees Preclosing Disclosure
6.Home Equity Loan Copies of Documents
7.Home Equity Loan Rescission Notice
8.Fair Market Value of Homestead Property Acknowledgment
9.Home Equity Loan Notice of Address for Borrower Notification of Violation
10.Choice of Insurance Notice
11.Collateral Protection Insurance Disclosure
12.Non-Deposit Investment Product Disclosure Are there any promotional materials?
13.Insurance Solicitation/Post Commitment Requirement
14.Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unable to confirmed from the given lender documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "According to the final Hud-1, the settlement date is xx/xx/1997 which is different from the note date of xx/xx/1997."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2019 reflects that the subject xx was originated on xx. No assignment has been found. The current assignment is with the lenderxx , xx however, the missing assignment is to xx.
There is a xx which was recorded on xx/xx/2012 which is in the favor of xx.
1st installment of annual combined taxes for the year of 2018 have been paid on xx/xx/2019 in the amount of $xxxd  installment of annual combined taxes for the year of 2017 have been paid on xx/xx/2018 in the amount of $xxxprior year delinquent taxes have been found.

According to a review of the payment history as of xx/xx/2019, the borrower is currently delinquent for 7 months and the next due date for payment is xx/xx/2018. The last payment was received date is xx/xx/2017 it is in the amount of $xxx. The UPB reflected in the latest payment history is in the amount of xx. The borrower has been making payment as per Note.	Collections Comments:The loan is currently in Bankruptcy and the next due date for payment is xx/xx/2018. The last payment was received date is xx/xx/2017 it is in the amount of x x The UPB reflected in the latest payment history is in the amount of xx. The borrower has been making payment as per Note.The loan has not been modified since origination. The reason for default from the servicing comments is unable to be determined.
The borrower had filed bankruptcy chapter-13 with the case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee in the amount ofxx for the period of 60 months for the total amount of xx  to the trustee. The POC was filed on xx/xx/2019 with the POC amount xx and the amount of arrearage is xx  The Post-xx due date is xx/xx/2019.
According to the servicing comment the foreclosure activity has not been filed.
No damage pertaining to the subject property has been found. As per servicing comment, the subject property has been occupied by the owner and it is in average condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower “xx with the case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee in the amount of xx for the period of 60 months for the total amount of $xxx the trustee. The POC was filed on xx/xx/2019 with the POC amount xx and the amount of arrearage isxx . The Post-xx due date is xx/xx/2019.	Not Applicable	Credit Application Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The service transfer disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "The ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx., which was recorded on xx/xx/2005. The chain of assignment is incomplete as the Assignment of subject xx is currently with xx.
There is an active junior xx in the amount of xx which was recorded on xx/xx/2006 in xx
No active liens and judgment have been found on updated title report.
Annual Borough tax of 2019 has been paid on xx/xx/2019 in the amount of xx
Annual Utilities tax of 2019 has been paid on xx/xx/2019 in the amount of xx
Annual Utilities tax of 2019 has been paid on xx/xx/2019 in the amount ofxx
Annual xx tax of 2019 has been paid on xx/xx/2019 in the amount of $xxxual School tax of 2018-19 has been paid on xx/xx/2018 in the amount ofxx
Review of the payment history provided from xx/xx/2018 to xx/xx/2019 reveals that borrower has been the delinquent for +1 month. The last payment was received in the amount of xx on xx/xx/2019 which was applied for the due date of xx/xx/2018. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history isxx . The last payment was made by the borrower according to the Modification terms.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments state that the borrower has been the delinquent for +1 month. The last payment was received in the amount of xx on xx/xx/2019 which was applied for the due date of xx/xx/2018. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 5.875%. The last payment was made by the borrower according to the Modification terms.
Loan modification agreement was made between the borrower and Lender on xx/xx/2017. The new modified rate is 5.875% and borrower promises to pay P&I in the amount of xx  which began on xx/xx/2017. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2057. Reason for Modification is Financial Hardship.
Borrower has filed bankruptcy under chapter 13 case#xx on xx/xx/2018. POC was filed on xx/xx/2018 which shows that the amount of secured claim is xx and the amount of arrearage is xx  Debtor filed Amended Chapter 13 Plan on xx/xx/2019 which states that the Debtor sxxpay the Trustee xx per month for 60 months. Debtor will cure all pre xx arrears of subject claim through plan which is in the estimated amount of xx Order of confirming plan was filed on xx/xx/2019 which states that the debtor amended chapter 13 plan is hereby confirmed. Currently debtor is in active bankruptcy.
As per latest xxx Report dated xx/xx/2019, subject property is occupied by the owner and in average condition.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Borrower has filed bankruptcy under chapter 13 case#xx on xx/xx/2018. POC was filed on xx/xx/2018 which shows that the amount of secured claim is xx and the amount of arrearage is xx Debtor filed Amended Chapter 13 Plan on xx/xx/2019 which states that the Debtor sxxpay the Trustee xx per month for 60 months. Debtor will cure all prexx arrears of subject claim through plan which is in the estimated amount ofxx Order of confirming plan was filed on xx/xx/2019 which states that the debtor amended chapter 13 plan is hereby confirmed. Currently debtor is in active bankruptcy.	Loan modification agreement was made between the borrower and Lender on xx/xx/2017. The new modified rate is 5.875% and borrower promises to pay P&I in the amount of $xxx which began on xx/xx/2017. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2057. Reason for Modification is Financial Hardship.		2: Acceptable with Warnings			* Missing Required Disclosures (Lvl 2) "List of Service Provider is missing from the loan file." * TIL not hand dated (Lvl 2) "Final TIL is executed by borrower but not hand dated."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:

According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.00 which was recorded on xx/xx/2005 with the Instr | xx
The chain of assignment has been completed. The last assignment was transferred from ‘ xx., as attorney in- fact for an xx, which was recorded on xx/xx/2009.
No active judgments or liens have been found.
The Town and xx taxes for the year of 2019xx are delinquent in amount of xx
The annual School taxes for the year 2019 have due in the amount of $xx
Review of updated payment history shows that the loan is performing and borrower is making his monthly payments. The last payment was received on xx/xx/2019 in the amount of $xxxth interest rate of 8.050% for the due date of xx/xx/2019. The next due date is xx/xx/2019. The latest payment history does not reflect the UPB hence it is updated from tape data which is in the amount of xx.	Collections Comments:According to the collection comments, the subject property is occupied by owner and no evidences have been found regarding damages/repairs.
Review of updated payment history shows that the loan is performing and borrower is making his monthly payments. The last payment was received on xx/xx/2019 in the amount of xx  with interest rate of 8.050% for the due date of xx/xx/2019. The next due date is xx/xx/2019. The latest payment history does not reflect the UPB hence it is updated from tape data which is in the amount of xx.
Bankruptcy was filed by “xx  Schedule D of xxx dated xx/xx/2005 shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is xx.  BK case was discharged on xx/xx/2005 and got terminated on xx/xx/2005.
No evidences have been found regarding the foreclosure filing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy was filed by “xx Schedule D of xxx dated xx/xx/2005 shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is xx. BK case was discharged on xx/xx/2005 and got terminated on xx/xx/2005.	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "1. GSE (xx public guidelines) Points and Fees Test: Loan Data: $xxx55; Comparison Data: $xxx05; Variance: xx;
2. GSE (Freddie Mac public guidelines) Points and Fees Test: Loan Data: $xxx55; Comparison Data: $xxx05; Variance: xx;
3. Interest Rate Test:Loan Data: 8.050%; Comparison Data: 6.75%; Variance: +1.300%;"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Interest Rate Test: FAIL Loan Data  8.050% Comparison Data  6.750% Variance +1.300%.
This loan failed the interest rate test: The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located"
* Missing Required Disclosures (Lvl 2)     "List of Service providers document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form document is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per final HUD-1, settlement date is xx/xx/2005 which was after the note date xx/xx/2005."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Updated title report dated xx/xx/2019 shows that the subject xx was recorded on xx/xx/2006 with xx.
The chain of assignment have been completed as currently the assignment is with xx recorded on xx/xx/2009.
No active judgments or liens have been found pending.
Property Tax Status;
1) Annual xx taxes for the year of 2018 have been paid in the amount of xx  on xx/xx/2019.
No prior year delinquent taxes have been found pending.
Review of payment history as of dated xx/xx/2019 shows that the borrower is making regular payments. The loan payment is currently 0 month delinquent. The next due date is xx/xx/2019. The last payment was made on xx/xx/2019 in the total amount of $xxxr the due date ofxx The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 6.500% with P&I in the amount ofxx	Collections Comments:Collection comments available from xx/xx/2013 till xx/xx/2019 shows that the borrower is making regular payments. The loan payment is currently 0 month delinquent. The next due date is xx/xx/2019. The last payment was made on xx/xx/2019 in the total amount oxx for the due date of xx The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 6.500% with P&I in the amount of xx .
The foreclosure was not initiated in the loan.
The borrower had not filed bankruptcy yet.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Condo/PUD Rider Missing Required State Disclosures	2: Acceptable with Warnings	* Condo / PUD rider Missing (Lvl 2) "As per Appraisal report located at "xx" the property is condominium. The condominium rider is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in the state of Texas. The following required State Disclosure is missing in the loan file.
1.TX Loan Agreement Notice
2.Commitment Requirement/Anti-Tying
3.TILA Disclosures in Spanish
4.Home Equity Consumer Disclosure
5.Home Equity Loan Interest and Fees Preclosing Disclosure
6.Home Equity Loan Copies of Documents
7.Home Equity Loan Rescission Notice
8.Fair Market Value of Homestead Property Acknowledgment
9.Home Equity Loan Notice of Address for Borrower Notification of Violation
10.Choice of Insurance Notice
11.Collateral Protection Insurance Disclosure
12.Non-Deposit Investment Product Disclosure Are there any promotional materials?
13.Insurance Solicitation/Post Commitment Requirement
14.Construction Loan Disclosure"
* xx Riders incomplete / inaccurate (Lvl 2)     "As per Appraisal report located at "xx" the property is condominium. The condominium rider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per final HUD the Settlement date is xx/xx/2005 and note date is xx/xx/2005. Hence,, the settlement date is different from note date."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The chain of assignment is complete; currently assignment is with ‘xx, Under the pooling and servicing agreement dated xx
The combined annual taxes have been paid off in amount of xx
No delinquent taxes have been found.
No active lines and judgments have been found.
Review of updated payment history shows that the loan is performing and borrower is making his monthly payments. The last payment was received on xx/xx/2019 in the amount of xx with interest rate of 6.5% for the due date of xx/xx/2019. The next due date is xx/xx/2019. The latest payment history does not reflect the UPB hence it is updated from tape data which is in the amount of xx.	Collections Comments: Review of updated payment history shows that the loan is performing and borrower is making his monthly payments. The last payment was received on xx/xx/2019 in the amount ofxx .with interest rate of 6.5% for the due date of xx/xx/2019. The next due date is xx/xx/2019. The latest payment history does not reflect the UPB hence it is updated from tape data which is in the amount of xx.

No evidences have been found prior BK and foreclosure filing.
No evidences have been found regarding damages/repairs of property. The subject property is occupied by borrower and borrower is performing well.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure HUD-1 Closing Statement Missing Dicsloures	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file however, values added from Estimated HUD-1 which is located at (xx)."	* Missing Required Disclosures (Lvl 2) "List of Service Providers is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per estimated HUD-1, settlement date is xx/xx/2005 which is before the note date is xx/xx/2005."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active Child Support Lien against borrower which is in the amount of xx  recorded on xx/xx/2019 and filed by xx.
Annual xx taxes for the year of 2019-20 have been paid in the amount ofxx
No delinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2013 to xx/xx/2019 states that the borrower has been making payments regularly. The last payment was received in the amount of xx which was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is performing. Review of the payment history available from xx/xx/2013 to xx/xx/2019 states that the borrower has been making payments regularly. The last payment was received in the amount of $xxxich was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Loan Program Info Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The ComplianceEase risk indicator is "xx ", due to GSE (Fannies Mae public guidelines) Predatory Lending Guidance, GSE (Fannies Mae public guidelines) Points and Fees Test, GSE (Freddie Mac public guidelines) Predatory Lending Guidance and GSE (Freddie Mac public guidelines) Points and Fees Test."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the subject xx was originated on xx.00 which was recorded on xx/xx/2007. The chain of assignment has been completed. Currently, the xx assignment is with xx

No Active judgment or lien found.

According to updated title report dated xx/xx/2019, there is lost warranty deed affidavit which was recorded on xx/xx/2007; xx which is indicated that the original warranty deed has been lost or misplaced and cannot located. The affidavit is xx  Texas Limited Partnership is successors and assigns.

2018 year combined taxes has been paid off on xx/xx/2019 in the amount on xx	As per review of payment history dated xx/xx/2013 to xx/xx/2019, shows that the borrower is making regular payment. The borrower is performing. The next payment due date was xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied for the due date on xx/xx/2019. The current UPB is in the amount of xx. The current rate of interest is 6.875 % and P&I is xx	Collections Comments:The laon is performing. The borrower is making regular payment. The borrower is performing. The next payment due date was xx/xx/2019. The last payment was received on xx/xx/2019 in the amount ofxx which was applied for the due date on xx/xx/2019. The current UPB is in the amount of xx. The current rate of interest is 6.875 % and P&I is $xxxreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated xx/xx/2005 and was recorded on xx/xx/2005 in the amount of xx with xx  The chain of assignment has been completed.
There is an active senior xx prior to the subject xx in the favorxx
No active judgments or liens have been found.
2018 xx annual tax has been paid on xx/xx/2018 in the amount of xx
According to the payment history, the borrower is current with the loan and the next payment due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 the P&I is in the amount of xx which was applied for xx/xx/2019. The current UPB reflected in the payment history is in the amount of xx.	Collections Comments:According to the payment history, the borrower is current with the loan and the next payment due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 the P&I is in the amount of $xxxich was applied for xx/xx/2019. The current UPB reflected in the payment history is in the amount of xx.
The reason for the default of the borrower was Unemployment. No loss mitigation activity has been initiated.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition.
The collection comment dated xx/xx/2018 shows that, report a new claim for water damage with mold. However no further information found related damage. As per the comment dated xx/xx/2018 the hazard loss claim has been completed. Amount of claim not provided. No comments have been found for repairs.

Update-
According to the servicing comments, the current status of the loan is performing.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Collection comments do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2011 between the borrower and Lender. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 2.00% and end on 4.125% and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2011. The maturity date as per modification is xx/xx/2035.	Affiliated Business Disclosure HUD-1 Closing Statement Loan Program Info Disclosure	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The copy of final hud-1 settlement is illegible."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "GSE (xx public guidelines) Points and Fees Test: Result: FAIL Loan Data: $xxx48 Comparison Data: $xxx00 Variance:xx

This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the allowable points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences.

This loan failed the points and fees test. (xx Lender Letter Ann. 06-04)
The points and fees charged to the borrower exceed the greater of 5% of the xx amount or $xxx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "?Loan Program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "?List of Services Providers is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative  index value since the supportive documents are missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "?Affiliated Business Form is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 states that the subject xx was originated on xx.xxThe chain of the assignment has been completed currently.
No outstanding liens/judgments against borrower/property.
Taxes are needed to be followed.
Review of the payment history provided from xx/xx/2013 to xx/xx/2019 reveals that borrower is not delinquent. The last payment was received in the amount of $xxxx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 2.000%.
Collections Comments:Review of the payment history provided from xx/xx/2013 to xx/xx/2019 reveals that borrower is not delinquent. The last payment was received in the amount of $xxxx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 2.000%.
Borrower wants to keep the property.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on xx/xx/2015. The new modified rate is 2.000% and borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2015 . The new principal balance is xx The maturity date is xx/xx/2035.

There is a balloon payment disclosure located at (7xx .	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease Risk Indicator is moderate as the loan is failing for Prepayment Term Test: Charged 36months allowed 0month Over By 36months."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Compliance Ease Risk Indicator is moderate as the loan is failing for Prepayment Term Test:  Charged 36 months allowed 0 month Over By 36 months.
This loan failed the prepayment term test. The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following state disclosure is missing from the loan file.
Choice of Insurer"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing in the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing in the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is junior xx against subject property which is in the amount of xx , recorded on xx/xx/2005 and originated by xx.
There are two civil judgments against subject borrower which is in the total amount of xx.
Annual xx taxes for the year of 2018 have been paid in the amount ofxx
No delinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2013 to xx/xx/2019 states that the borrower has been making payments regularly. The last payment was received in the amount of xx which was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is performing. Review of the payment history available from xx/xx/2013 to xx/xx/2019 states that the borrower has been making payments regularly. The last payment was received in the amount of $xxxich was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase risk indicator is “Moderate” due to Late Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Late Fees Test: FAIL, loan data: 6.000%, comparison data: 5.000%, variance:+1.000%"
* DTI > 60% (Lvl 2)     "DTI is greater than 60%."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in TX State. The following state disclosures are missing from the loan file:
1.Insurance Solicitation/Post Commitment Requirement
2.Non-Deposit Investment Product Disclosure Are there any promotional materials?
3.Collateral Protection Insurance Disclosure
4.Choice of Insurance Notice
5.Fair Market Value of Homestead Property Acknowledgment
6.Home Equity Loan Rescission Notice
7.Home Equity Loan Copies of Documents
8.Home Equity Loan Interest and Fees Preclosing Disclosure
9.Home Equity Consumer Disclosure
10.Commitment Requirement/Anti-Tying
11.TX Loan Agreement Notice"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan files."
								* Settlement date is different from note date (Lvl 2) "Settlement date is xx/xx/2005 which differ from note dated of 4/xx/20005."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.00 with xx . The chain of assignment has been completed. Currently, the xx which was recorded on xx/xx/2008. the first was recorded on xx/xx/2018 in the amount oxx which is in the favor of xx . The second was recorded on xx/xx/2010 in the amount xx which is in the favor of xx the Government of xx. There are two credit card judgments against the borrower, the first was recorded on xx/xx/2009 in amount xx which is in the favor of xx. The second was recorded on xx/xx/2009 in the favor of xx. The 2018 combined annual taxes of 2016,2017,2018 have paid amount xx The annual utility taxes of 2019 have been delinquent in amount $xxxd through xx/xx/2019.	As per the review of updated payment history xx/xx/2019, the borrower is making regular payment and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx and the next due date is xx/xx/2019. The current P&I is xx and PITI is xx As per the payment history, the current unpaid principal balance is being reflected in the amount of xx.	Collections Comments:The current loan status is performing. As per the review of updated payment history xx/xx/2019, the borrower is making regular payment and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount ofxx and the next due date is xx/xx/2019. The current P&I is $xxxd PITI is xx . As per the payment history, the current unpaid principal balance is being reflected in the amount of xx.
The loan was modified once since origination on xx/xx/2017.
As per comments dated  xx/xx/2017, the reason for default, is curtailment of income.
The subject property occupancy is not mentioned in collection comments.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs has been seen.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between xx” (Lender) effective date is xx/xx/2017. As per modified terms, the borrower promises to pay the modified unpaid principal balance of xx having the interest rate of 3.000% with modified P&I oxx The payments were started from xx/xx/2017 and the maturity date will be xx/xx/2035. As per modification borrower will have a balloon payment due at maturity in the approximate amount of xx “Balloon Payment”.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is "Moderate" as the GSE and TILA right of rescission Test failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "TIAL right of rescission test failed.
GSE Points and fees test failed: loan data $xxxomparison data $xxxriance xx.
The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer missing from loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 states that the subject xx was originated on xx.
The chain of the assignment has been completed currently.
There are a couple of outstanding liens/judgments against borrower/property are as follows.
1. There is junior xx in the amount x x which was recorded on xx/xx/2005 and filed by xx
Annual combined taxes have been paid in the amount ofxx
Review of the payment history provided from xx/xx/2013 to xx/xx/2019 reveals that borrower is not delinquent. The last payment was received in the amount ofxx on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 5.340%.
Collections Comments:The loan is performing.
Review of the payment history provided from xx/xx/2013 to xx/xx/2019 reveals that borrower is not delinquent. The last payment was received in the amount of xx  on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 5.340%.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
Borrower wants to keep the property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures xx Insurance Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Finance Charge Test: Charged xx allowed xx Over By -$xxx.
Compliance Ease Risk Indicator is moderate as the loan is failing for Late Fees Test: Charged 6.000% allowed $xxxOver By +1.000%."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Compliance Ease Risk Indicator is moderate as the loan is failing for Late Fees Test: Charged 6.000% allowed $xxxOver By +1.000%.
This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Finance Charge Test: Charged xx allowed xx Over By -$xxx.
This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx* MI, FHA or MIC missing and required (Lvl 2)     "LTV is 90.00% which is greater than 80.000% hence MI certificate is required; however, it is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The required State disclosure is missing from the below list.
1.Insurance Solicitation/Post Commitment Requirement
2.Non-Deposit Investment Product Disclosure Are there any promotional materials?
3.Collateral Protection Insurance Disclosure
4.Choice of Insurance Notice
5.Fair Market Value of Homestead Property Acknowledgment
6.Home Equity Loan Rescission Notice
7.Home Equity Loan Copies of Documents
8.Home Equity Loan Interest and Fees Preclosing Disclosure
9.Home Equity Consumer Disclosure
10.Commitment Requirement/Anti-Tying
11.TX Loan Agreement Notice"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.xx which was recorded on xx/xx/2005.
The chain of assignment has been completed. The last assignment is from xx
No active judgments and liens have been found.
1st installment combined taxes of 2019-2020 has been due in the amount of $xxxh will due for xx/xx/2019.
2nd installment combined taxes of 2019-2020 have been due in the amount ofxx  which will due for xx/xx/2019.
As per the review of payment history as of xx/xx/2019, the borrower is current with the loan and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2019. The current P&I isxx and PITI is $xxxB reflected in the payment history is in the amount of xx.	Collections Comments:The borrower is current with the loan and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2019. The current P&I is xx and PITI isxx . The UPB reflected in the payment history is in the amount of xx.
The reason for default was Unemployment.
The loan has been modified on xx  The forgiven amount is xx.
The foreclosure and bankruptcy details have not been found.
The subject property has been occupied by the owner. The borrower’s intention is to keep the property. No comments have been found regarding damage. The latest xxx Report is unavailable.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between Lender xx xx and Borrower xxx on xx/xx/2014. As per the modified term, the new principal balance is xx. The borrower promises to pay $xxxhly with a modified interest rate of 2.101 % beginning from xx/xx/2014 with a maturity date of xx/xx/2035. The deferred principal balance is xx is eligible for forgiveness.

Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file.
1.Lead-Based Paint Disclosure
2.xx Loan Application Disclosure
3.Carbon Monoxide Alarms
4.MA Smoke Detector Certificate
5.Notice of the Specific Reason for Denial of Credit
6.Demonstration and Documentation of Compliance with Borrowers Interest Requirement"
* Operative index value is unable to confirm (Lvl 2)     "The Operative index value is unable to be determined."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 states that the subject xx was originated on xx.00 with thexx  which was recorded on xx/xx/2005.
The chain of assignment is completed.
The active judgments or liens have not been not found.
The combined annual taxes have been paid on xx/xx/2018 in the amount of xx
No prior delinquent taxes are found.
The review of payment history as of dated xx/xx/2019 shows that borrower is making payment regularly. The next payment is due on xx/xx/2019. The last P&I payment was received in the amount of $xxxth the interest rate of 7.70% which was applied for the due date of xx/xx/2019. The current unpaid principal balance is in the amount of xx.	Collections Comments:Loan currently is in performing. The review of payment history as of dated xx/xx/2019 shows that borrower is making payment regularly. The next payment is due on xx/xx/2019. The last P&I payment was received in the amount of xx with the interest rate of 7.70% which was applied for the due date of xx/xx/2019. The current unpaid principal balance is in the amount of xx.
As per collection comment the subject property is occupied by owner with good condition and well maintained.
 No comment regarding damage and repairs located to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "ComplianceEase Risk Indicator is "Elevated" - “This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The Subject property is located in "Florida" State. The following disclosures are missing from loan files.
1) Anti-Coercion Notice
2) Radon Gas Disclosure
3) Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the loan was originated on xx.xx0 between (borrower) xx which was recorded on xx/xx/2005.
- Active judgment or liens;
1. There are multiple civil judgments active which were recorded on different dates in the totaling amount of xx in thexx
2. There is xx lien against borrower xx  which was recorded on xx/xx/2000 in the amount of xx in the favor of xx
There is senior civil judgment active in the favor of xx in the amount ofxx ecorded on xx/xx/1996.
- Property taxes;
1. 3rd and 4th installment of combined property taxes for year 2019 were paid on different dates in the totaling amount of xx
2. 1st and 2nd installment of combined property taxes for year 2019 were paid on different dates in the totaling amount of xx
- Annual tax amount is $xxx	According to the payment history as of xx/xx/2019, the borrower is current with the loan. The last payment received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxxPITI is in the amount of xx . The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current loan status is performing. The borrower is current with the loan. The last payment received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of xx and PITI is in the amount of x x The UPB reflected as per the payment history is in the amount of xx. The reason for default is decreased income. The subject property has been occupied by the owner. No comments have been found for damages or repairs.
Foreclosure Comments:The foreclosure was initiated in 2011. Unable to determine the referral date. The complaint was filed on xx/xx/2011. The foreclosure was put on hold due to loss mitigation on xx/xx/2013.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrowe , xx on xx/xx/2013. The loan was modified due to financial hardship. The first payment begin on xx/xx/2013 with modified rate 2.000% and P&I xx Interest bearing amount is xx. New principal balance is in the amount of xx. The deferred balance amount is xx. The maturity date is xx/xx/2035. In this modification conditional forgiven is applicable.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase state regulation test fails:

1. Prohibited Fees Test: FAIL: Loan data is $xxxomparison data is $xxx variance data is xx.
This loan failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test.
(N.J.S.A. §17:11C-23, N.J.A.C. §§3:1-16.2)
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a xx broker sxxhave the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee.
A person licensed as a xx banker or correspondent xx banker sxxhave the right to charge only the following fees:
1 a credit report fee;
2 appraisal fee;
3 application fee;
4 commitment fee;
5 warehouse fee;
6 discount points;
7 lock-in fee;
8 a service fee not to exceed $xxx cancel the xx; and
9 fees necessary to reimburse the xx banker for charges imposed by third parties limited to the following fees:
1 overnight delivery, messenger, fax, and other special delivery fees;
2 flood certification fees;
3 pest inspection or certification fees;
4 final inspection fee;
5 outside counsels' fees as permitted by N.J.S.A. §46:10A-6;
6 certified check fees;
7 credit report and appraisal update fees;
8 not more than one-year of xx insurance premiums;
9 survey fees;
10recording fees;
11title and title search fees, including title insurance premiums;
12taxes;
13tax service fees;
14radon test fees;
15other third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase state regulation test fails:

1. Prohibited Fees Test: FAIL: Loan data is $xxxomparison data is $xxx variance data is xx.
This loan failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test.
(N.J.S.A. §17:11C-23, N.J.A.C. §§3:1-16.2)
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a xx broker sxxhave the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee.
A person licensed as a xx banker or correspondent xx banker sxxhave the right to charge only the following fees:
1 a credit report fee;
2 appraisal fee;
3 application fee;
4 commitment fee;
5 warehouse fee;
6 discount points;
7 lock-in fee;
8 a service fee not to exceed $xxx cancel the xx; and
9 fees necessary to reimburse the xx banker for charges imposed by third parties limited to the following fees:
1 overnight delivery, messenger, fax, and other special delivery fees;
2 flood certification fees;
3 pest inspection or certification fees;
4 final inspection fee;
5 outside counsels' fees as permitted by N.J.S.A. §46:10A-6;
6 certified check fees;
7 credit report and appraisal update fees;
8 not more than one-year of xx insurance premiums;
9 survey fees;
10recording fees;
11title and title search fees, including title insurance premiums;
12taxes;
13tax service fees;
14radon test fees;
15other third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey (NJ).
- Below state disclosure is missing from the loan file:-
1. NJ Application Disclosure.
2. Delivery Fee Authorization.
3.Lock-In Agreement.
4.Commitment Disclosures
5.Choice of Insurer Disclosure."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value because supportive documents are missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per updated title report dated xx/xx/2019 the subject xx was originated on xx.
The chain of assignment has been completed.
There is a junior xx recorded on xx/xx/2005 in the favor   xx of xx in the amount ofxx
There is a civil judgment against the borrowexx
2018 Combined annual tax has been paid in the amount $xxx prior year delinquent taxes have been found.
The review of payment history shows that the borrower is current with the loan and next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2019. The UPB is reflected in the latest payment history in the amount of xx. The current P&I is xx and PITI isxx	Collections Comments:The review of the collection comment shows that the loan is in Performing state and next due date for the payment is xx/xx/2019.
The review of payment history shows that the borrower is current with the loan and next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxich was applied for xx/xx/2019. The UPB is reflected in the latest payment history in the amount of xx.
The reason for default is unable to be determined.
As per the servicing comments, the current occupancy of subject property is unable to be determined. As per comments dated xx/xx/2018, this loan is federally Declared Disaster loan and the disaster name is Texas severe storms and flooding with the FDD (Flood declared date) as xx/xx/2018; however, there are no comments supporting the damage or repairs related to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required Disclosures Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The compliance risk indicator is moderate as this loan failed the late fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Late Fees Test: FAIL Loan Data 6.000% Comparison Data 5.000% Variance+1.000%.
This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan files."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas state. The following state disclosures are missing from the loan file.
1.TX Loan Agreement Notice
2.Commitment Requirement/Anti-Tying
3.TILA Disclosures in Spanish
4.Home Equity Consumer Disclosure
5.Home Equity Loan Interest and Fees Preclosing Disclosure
6.Home Equity Loan Copies of Documents
7.Home Equity Loan Rescission Notice
8.Fair Market Value of Homestead Property Acknowledgment
9.Home Equity Loan Notice of Address for Borrower Notification of Violation
10.Choice of Insurance Notice
11.Collateral Protection Insurance Disclosure
12.Non-Deposit Investment Product Disclosure Are there any promotional materials?
13.Insurance Solicitation/Post Commitment Requirement
14.Construction Loan Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per note date is xx/xx/2006 and HUD-1 settlement date is xx/xx/2006. However, the settlement date is different from note date."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.xx which was recorded on xx/xx/2005. The chain of assignments is complete. Currently, the xx assignment is with xx

No Active judgments or liens have been found.

Combined taxes of 2018 have been paid on xx/xx/2018 in the amount on xx
As per review of the payment history dated xx/xx/2013 to xx/xx/2019, the borrower is making regular payment. The borrower is performing. The next payment due date was xx/xx/2019. The last payment was received on xx/xx/2019 in the amount xx which was applied for the due date on xx/xx/2019. The current UPB is in the amount of xx. The current rate of interest is 2.062 % and P&I is xx	Collections Comments:The loan is performing. The borrower is making regular payments. The next payment due is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount xx which was applied for the due date on xx/xx/2019. The current UPB is xx. The current rate of interest is 2.062 % and P&I is xx

The loan was modified on xx/xx/2015 and a new principal balance is xx and the rate is  2.062%. The borrower had given promise to pay P&I in the amount of xx beginning on xx/xx/2015 with a new maturity date of xx/xx/2035.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified with a Shared Appreciation modification on xx/xx/2015 and a new principal balance is xx and the rate is starting from 2.062% and borrower had given promise to pay P&I in the amount oxx beginning on xx/xx/2015 with a new maturity date of xx/xx/2035. 100% of the deferred balance is eligible for forgiveness in equal installments over 3 years. If the borrower is not default on his new payment to the extent that three or more monthly payments become overdue and unpaid on the last day of any month, then the servicer sxxforgive one-third of the modification effective date, respectively. The lender has agreed to forgive xx of the unpaid principal balance on the modification. However, the forgiven amount exceeds 2% of modified principal.
The lender is eligible to receive 25% of the appreciation value not to exceed the forgiven amount when the borrower sells the property or refinances the loan.
Affiliated Business Disclosure Initial Escrow Acct Disclosure	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow acct disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx
The chain of assignment has been completed. The latest assignment is with xx
There are 2 unreleased senior mortgages against the subject property. The first senior xx was originated on xx. The second senior xx was originated on xx.
There is an active state tax lien against the borrower in favor ofxx
Revenue Department in the amount of xx  recorded on xx/xx/2014.
There are 10 active judgments against the borrower in the total amount of xx
The tax certificate is not available. Hence, the tax status is unable to be determined.
As per the review of payment history as of xx/xx/2019, the borrower is current with the loan and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied for due date xx/xx/2019. The current P&I is in the amount of xx and current PITI is in the amount of $xxxth an interest rate of 8.250%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current loan status is performing. As per the payment history as of xx/xx/2019, the borrower is current with the loan and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount ofxx which was applied for due date xx/xx/2019. The current P&I is in the amount of xx and current PITI is in the amount ofxx with an interest rate of 8.250%. The current UPB reflected as per the payment history is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
The reason for default, subject property occupancy is not mentioned in collection comments.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs has been seen.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The compliance risk indicator is moderate as this loan has failed the TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: Result FAIL Loan Dataxx Comparison Data xxVariance xx.
This loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the loan was originated on xx
- There is another junior xx which was originated on xx.00 which was recorded on xx/xx/2007 in the favor of xx
- No active judgment or liens has been found.
- Property taxes;
1. 1st installment of xx property tax for year 2019 was paid on xx/xx/2019 in the amount of xx.
2. 2nd installment of xx tax for year 2019 is due on xx/xx/2019 in the amount ofxx
- Annual tax amount is xx	Provided payment history as of xx/xx/2019, reveals that the loan is performing. The next due date for the payment is xx/xx/2019. The last payment of xx/xx/2019 was received on xx/xx/2019 in the amount of xx . According to the payment history the current unpaid principal balance is being reflected in the amount of xx.	Collections Comments:Loan is performing. Provided payment history from xx/xx/2013 to xx/xx/2019, reveals that the loan is performing. The next due date for the payment is xx/xx/2019. The last payment of xx/xx/2019 was received on xx/xx/2019 in the amount of $xxxcording to the payment history the current unpaid principal balance is being reflected in the amount of xx.
According to the servicing comments, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is unable to be determined. The borrower made last payment as per note terms on xx/xx/2019.

Update-
According to the servicing comments, the current status of the loan is performing.
As per comment dated xx/xx/2022, borrower xx  has been deceased.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Collection comments do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with itemization are missing from the loan file. However, the estimated HUD-1 is available in the loan file located at (xx)."	* Final TIL Date after actual transaction date (Lvl 2) "Final TIL date is xx/xx/2005 which is after the actual transaction date of xx/xx/2005."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Washington state. The following state discourses are missing from the loan file.
1.xx Loan Servicing Disclosure.
2.Choice of Insurance Notice."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "According to the estimated Hud-1, the settlement date is xx/xx/2005 which is different from note date of xx/xx/2005."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2019, the subject property was originated xx/xx/2005 with lender xx
The chain of assignment has been completed. Currently, the xx which was recorded on xx/xx/2009.
There are two active civil judgment found against the property owner in the combined amount ofxx  & “xx  which were recorded on xx/xx/2010 and xx/xx/2013 respectively.
2018 combined annually xx taxes paid amount xx  No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2019, the borrower is current with the loan. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxxITI is in the amount of xx with an interest rate of 4.710%. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan status is performing. According to the payment history as of xx/xx/2019, the borrower is current with the loan. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of xx and PITI is in the amount of $xxx an interest rate of 4.710%. The UPB reflected as per the payment history is in the amount of xx.
No comments have been found regarding the foreclosure and bankruptcy.
The loan has been modified since the origination.
The subject property is owner-occupied.
As per the servicing comments dated xx/xx/2017 the subject property damaged. The nature of damage is pump house. However, the amount of damage is not available in servicing comments.
The comments dated xx/xx/2018 shows the amount of xx  loss draft check has been received with  xx  on xx/xx/2018.

Update-
According to the servicing comments, the current status of the loan is collections.
As per the comment dated xx/xx/2023, the foreclosure has been cancel due to reinstatement.
No post-close bankruptcy record has been found.
Collection comments do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower, xx. on xx/xx/2011. The modified principal balance is in the amount of xx.The deferred amount is xx, making the Interest bearing Principal Balance xx. The 4 step modified payments will begin with the xx/xx/2011 due date in the amount of xx t 2.00% for 60 months The second step will begin with the xx/xx/2016 ofxxat 3.00% for 12 months. The third step will begin on xx/xx/2017 in the amount of xx at 4.000% for 12 months. The final modified payment will begin with the xx/xx/2018 payment at 4.710% for 203 months. The maturity date is extended to xx/xx/2035. The total balloon payment will be xxx xx, which consists of the portion of the amortizing amount that remains unpaid on the maturity date plus the deferment amount.	Initial Escrow Acct Disclosure Missing Required Disclosures Prepayment Penalty Rider	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "According to an appraisal report dated xx/xx/2004 located at “xx”, the subject property type is Manufactured home. Neither VIN# listed on the xx or xx legal description, nor ALTA 7 endorsement for Manufactured home was found with the final title policy. No affidavit of affixation was found in the loan file.
Also, the updated title report dated xx/xx/2019 does not show the information regarding the manufactured home. The tax report shows that it is manufactured home."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the predatory lending guidance test due to one or more of the following findings: 1)The loan failed the allowable points and fees test.2) The loan exceeds the HOEPA APR threshold for primary residences.3) The loan exceeds the HOEPA points and fees threshold for primary residences."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.
As Loan Data FAIL $xxxarison Data $xxxance xx and Loan Data $xxxarison Data $xxxance xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from loan file."
								* Prepayment Rider Missing (Lvl 2) "The original note contains the prepayment penalty term clause. However, the prepayment rider is missing from the loan file."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xxo active liens and judgment has been found on updated title report.
2018 year annual combined tax was paid on 11/xx/218 in the amount of xx
Review of the payment history provided from xx/xx/2013 to xx/xx/2019 reveals that borrower is performing. The last payment was received in the amount of $xxxx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 4.870%.	Collections Comments:Review of the collection comments shows that the borrower is performing. The last payment was received in the amount of xx on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 4.870%.
Loan modification agreement was made between the borrower and Lender on xx/xx/2011. The new modified rate is 2.000% and borrower promises to pay P&I in the amount ofxx  which will get changed periodically that began on xx/xx/2011. The new principal balance is xx. Lender has agreed to defer the amount of xx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx/xx/2034. Reason for Modification is Financial Hardship.
Borrower has filed bankruptcy under chapter 7 case# xx on xx/xx/2009. As per statement of intention of xxx dated xx/xx/2009, Debtor wants to reaffirm and retain the subject property. Motion for Relief from Stay was field on xx/xx/2009 by the subject creditor and the Order on Motion for Relief from Stay was filed on xx/xx/2010 which states that the Motion for Relief from Stay is granted. Debtor was discharged on xx/xx/2010.
No information has been found regarding the foreclosure proceedings on the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapterxx on xx/xx/2009. As per statement of intention of xxx dated xx/xx/2009, Debtor wants to reaffirm and retain the subject property. Motion for Relief from Stay was field on xx/xx/2009 by the subject creditor and the Order on Motion for Relief from Stay was filed on xx/xx/2010 which states that the Motion for Relief from Stay is granted. Debtor was discharged on xx/xx/2010.	Loan modification agreement was made between the borrower and Lender on xx/xx/2011. The new modified rate is 2.000% and borrower promises to pay P&I in the amount of xx which will get changed periodically that began on xx/xx/2011. The new principal balance is xx. Lender has agreed to defer the amount of xx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx/xx/2034. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Loan Application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 states that the subject xx was originated on xx.xx with the “xx  which was recorded on xx/xx/2005.
As per updated title report the property is currently vested in the name of xx
The chain of assignment has been completed. Currently, the xx is with xx, recorded on xx/xx/2008.
As per report there are no active judgments or liens are found in respect to property address and borrower name.
1st, 2nd and 3rd installments of xx taxes for the year of 2020 are due in the combined amount of xx
4th installment of xx taxes for the year of 2020 is due on xx/xx/2020 in the amount ofxx
The Utility charges for the year 2019 were due in the amount ofxx on xx/xx/2019.These charges are delinquent, the Good through Date was xx/xx/2019.
The review of payment history as of dated xx/xx/2019 shows that borrower is making payment regularly. The next payment is due on xx/xx/2019. The last P&I payment was received in the amount of xx with the interest rate of 3.875% which was applied for the due date of xx/xx/2019. The current unpaid principal balance is in the amount of xx.	Collections Comments:As per servicing collection comments currently the loan is performing. The review of payment history as of dated xx/xx/2019 shows that borrower is making payment regularly. The next payment is due on xx/xx/2019. The last P&I payment was received in the amount of $xxx the interest rate of 3.875% which was applied for the due date of xx/xx/2019. The current unpaid principal balance is in the amount of xx. The lis pendens had been recorded against subject property on xx/xx/2008. But no further proceedings are available. After that the loan has been modified on xx/xx/2012 with a new principal balance is xx to the step modification and the rate was starting from 2.000% and borrower had given promise to pay P&I in the amount of xx beginning on xx/xx/2012 with a new maturity date of xx/xx/2035. The rate changes in xx/xx/2018 steps ending at 3.875%. The borrower had also promise to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2035. This modification agreement converts into a balloon loan borrower will be required to repay in a single payment the entire remaining principal balance on the maturity date on xx/xx/2035.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower had filed the bankruptcy under chapter- xx on xx/xx/2010. Bankruptcy was discharged on xx/xx/2010 and terminated on xx/xx/2010.	The loan modification agreement was made between borrower xx Servicing, xx. on xx/xx/2012 with a new principal balance is xx to the step modification and the rate was starting from 2.000% and borrower had given promise to pay P&I in the amount of xx beginning on xx/xx/2012 with a new maturity date of xx/xx/2035. The rate changes in 3 steps ending at 3.875% which began on xx/xx/2018. The borrower had also promise to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2035. This modification agreement converts into a balloon loan borrower will be required to repay in a single payment the entire remaining principal balance on the maturity date on xx/xx/2035.	Affiliated Business Disclosure Missing Dicsloures Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at “xx” State. The following state disclosures are missing from loan files.
1-NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2-NY Interest Rate Disclosure
3-NY Hazard Insurance  Disclosure
4-Tax Escrow Account Designation
5-xx Bankers and Exempt Organizations Preapplication
6-Co-Signer Notice Requirements
7-Commitment Disclosure
8-Lock-in Disclosure
9-Expiration of Lock-in or Commitment Period."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per ROR disclosure located at "xx" the cancellation period was extended for 1 week. The note date was xx/xx/2005, hence, the Settlement date is xx/xx/2005."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx, in the favor of xx, xx, Under The Pooling And Servicing Agreement Dated xxx.
The first and second installments of xx taxes for the year of 2018 have been paid in the amount of xx each respectively.
The property is vested in the name of xx
According to the payment history the borrower is current with the loan. The last payment was received on xx/xx/2019 which was applied on xx/xx/2019 and the next due date for payment on xx/xx/2019. The P&I is in the amount of xx The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of loan is performing. According to the payment history the borrower is current with the loan. The last payment was received on xx/xx/2019 which was applied on xx/xx/2019 and the next due date for payment on xx/xx/2019. The P&I is in the amount ofxx The UPB reflected as per the payment history is in the amount of xx.
The reason for default is curtailment of income. The subject property has been occupied by the owner. No comments have been found for damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2012 between the borrower’s xx Servicing, xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 2.00% and the borrower promises to pay P&I in the amount of $xxxning from xx/xx/2012 to xx/xx/2035.This loan contains the balloon provision. There are 3 steps with different P&I’s and different monthly payment with specific time interval.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the OH state. The following state disclosures are missing from the loan file:
1.Equal Credit Availability Notice
2.Insurance Tying Disclosure
3.Non-Deposit Insurance Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 states that the subject xx was originated on xx.xx with the xx xx Company which was recorded on xx/xx/2005.
The chain of assignment is completed.
There are no active judgments or liens found.
The Combined 1st installment of taxes is due on xx/xx/2019 in the amount of xx
The Combined 2nd installment of taxes is due on xx/xx/2019 in the amount of xx
The Combined 3rd installment of taxes is delinquent on xx/xx/2019 in the amount of $xxxood through Date was xx/xx/2019.
The Combined 4th installment of taxes is delinquent on xx/xx/2019 in the amount of $xxxd through Date was xx/xx/2019.
As per review of payment history dated xx/xx/2013 to xx/xx/2019, shows that the borrower is making regular payments. The borrower is performing. The next payment due date was xx/xx/2019. The last payment was received on xx/xx/2019 in the amount $xxx was applied for the due date on xx/xx/2019. The current UPB is in the amount of xx. The current rate of interest is 3.875 % and P&I is xx	Collections Comments:The loan is performing. The borrower is making regular payment. The borrower is performing. The next payment due date was xx/xx/2019. The last payment was received on xx/xx/2019 in the amount xx which was applied for the due date on xx/xx/2019. The current UPB is in the amount of xx. The current rate of interest is 3.875 % and P&I is xx

The loan was modified on xx/xx/2012 and a new principal balance is xx to the step modification and the rate was starting from 2.000 % and borrower had given promise to pay P&I in the amount of $xxxnning on xx/xx/2012 with a new maturity date of xx/xx/2035. The rate changes are same for all three steps.
The rate changes in 3 steps ending at 3.875%. The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2035; however, the interest bearing amount is xx.

xx   (Debtor) had filed Bankruptcy under chapter-7 on xx/xx/2012 with the case#xx. The POC was not filed. The motion for relief was not filed. The bankruptcy was dismissed on xx/xx/2013 and terminated on xx/xx/2013. The Date of Last Filing was xx/xx/2013.

Update:
No changes has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx (Debtor) had filed Bankruptcy under chapter-7 on xx/xx/2012 with the case#xx. The POC was not filed. The motion for relief was not filed. The bankruptcy was dismissed on xx/xx/2013 and terminated on xx/xx/2013. The Date of Last Filing was xx/xx/2013.	The loan was modified on xx/xx/2012 and a new principal balance is xx to the step modification and the rate was starting from 2.000 % and borrower had given promise to pay P&I in the amount of xx beginning on xx/xx/2012 with a new maturity date of xx/xx/2035. The rate changes are same for all three steps.
The rate changes in 3 steps ending at 3.875%. The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2035; however, the interest bearing amount is xx.
Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MA state. The following disclosures are missing from loan files.
1) Lead- Based Paint Disclosure.
2) Carbon Monoxide Alarms.
3) MA Smoke Detector Certificate."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.
The chain of assignment is complete.
There are no judgments and liens.
Annual xx taxes for the year of 2018-2019 have been paid in the amount ofxx
No delinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2013 to xx/xx/2019 states that the borrower has been making payments regularly. The last payment was received in the amount of xx which was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is performing. Review of the payment history available from xx/xx/2013 to xx/xx/2019 states that the borrower has been making payments regularly. The last payment was received in the amount of $xxxich was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified with an effective date of xx/xx/2012 and a new principal balance is xx to a step modification and the rate started from 2.00% and borrower had given promise to pay P&I in the amount of xx beginning on xx/xx/2012 with a new maturity date of xx/xx/2035. The rate changes in 3 steps ending at 3.850%.	Affiliated Business Disclosure Credit Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Date after actual transaction date (Lvl 2)     "Final TIL date is xx/xx/2004 and transaction date is xx/xx/2004. Final TIL date is after transaction date."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "ROR transaction date is xx/xx/2004 which is different from note date of xx/xx/2004."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx. The chain of assignment is complete. The latest assignment of xx and it was recorded on xx/xx/2009. Active judgments or liens have been found pending are as follows: 1) Child Support lien against the borrower xx of xx of Riverside in the amount of $xxxnd it was recorded on xx/xx/2017. Annual taxes are in the amount ofxx . No prior delinquent taxes have been found pending.	Provided payment history as of xx/xx/2019, reveals that the loan is performing. The next due date for the payment is xx/xx/2019. The last payment of xx/xx/2019 was received on xx/xx/2019 in the amount of xx . According to the payment history the current unpaid principal balance is being reflected in the amount of xx.	Collections Comments:Loan is performing. Provided payment history from xx/xx/2013 to xx/xx/2019, reveals that the loan is performing. The next due date for the payment is xx/xx/2019. The last payment of xx/xx/2019 was received on xx/xx/2019 in the amount of xx . According to the payment history the current unpaid principal balance is being reflected in the amount of xx.
According to the exterior xxx Report dated xx/xx/2018, the subject property id owner occupied with no visible damages or repairs. It is in good condition. According to the servicing comment dated xx/xx/2019, the subject property has damages & the inbound call made to the borrower states that the loss drafts check of amountxx was issued by the insurance company on xx/xx/2019 and it was received by the borrower on xx/xx/2019. No further information is regarding damages or repairs have been found in the servicing comments.
The reason for default of borrower is unable to be determined. The borrower made last payments as per note terms on xx/xx/2019. The loan is not yet modified since origination.
No information pertaining to foreclosure has been found in the latest 24 months servicing comments.
No information pertaining to bankruptcy has been found in the latest 24 months servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required Disclosures Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following state disclosure are missing from the loan file.
1.Impound Account Disclosure
2.Cosigner Notice
3.Private xx Insurance Disclosure
4.Earthquake Disclosure forCondominiums
5.Hazard Insurance Disclosure
6.Insurer RecommendationDisclosure
7.CA Fair Lending Notice
8.Anti-Tying Disclosure
9.Privacy Notice
10.Notice of Right to Copy of Appraisal
11.Application for Credit-Married Persons
12.Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "According to the final Hud-1, the settlement dated is xx/xx/2005 which is different from the note date of xx/xx/2005."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$4,767.08	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 states that the subject xx was originated on xx.
The chain of the assignment has been completed currently.
No outstanding liens/judgments against borrower/property.
Combined taxes have been paid in the amount of xx
Review of the payment history provided from xx/xx/2013 to xx/xx/2019 reveals that borrower is not the delinquent. The last payment was received in the amount of xx on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 4.625%.
Collections Comments:The loan is performing. Review of the payment history provided from xx/xx/2013 to xx/xx/2019 reveals that borrower is Performing. The last payment was received in the amount of $xxxxx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx .
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
Borrower wants to keep the property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx had filed bankruptcy under xx #xx on xx/xx/2006.
The case was terminated on xx/xx/2007.
xxx filed on xx/xx/2006 does not show any unsecured portion.
Motion for relief from automatic stay was filed on xx/xx/2007.
Loan modification agreement was made between the borrower and lender on xx/xx/2010. The new modified rate is 3.175% and borrower promises to pay P&I in the amount of xx beginning from xx/xx/2010. The new principal balance is xx The maturity date is xx/xx/2035.	Affiliated Business Disclosure Missing Required State Disclosures xx Insurance	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "LTV is 90.00% which is greater than 80.000% hence MI certificate is required; however, it is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following state disclosures are missing from the loan file.
Equal Credit Availability Notice
Insurance Tying Disclosure
Non-Deposit Insurance Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from loan"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.00 which was recorded on xx/xx/2005 with xx
The chain of the assignment has been completed. The last assignment is fromxx ., as Attorney in- Fact For xx xx Company, xx to xx Company, As Trustee for,xx , xx Asset Backed Certificates,xx Under The Pooling And Servicing Agreement Dated xx  which was recorded on xx/xx/2009.
There is one civil judgment against the borrower, xx in the favor ofxx , a Federal xx of the amount ofxx  which was recorded on xx/xx/2011.
Combined annual taxes for the year of 2018 have been paid in the amount of xx  on xx/xx/2019. No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/2019, the borrower has been making regular payments and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount ofxx which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 8.050% and P&I is xx	Collections Comments:The current legal status of loan is performing and the borrower has been making regular payments. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxch was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 8.050% and P&I is xx The loan has not been modified since the origination.
No foreclosure/bankruptcy activity has been found in the loan file.
Current occupancy and condition of the subject property are unable to determine from the collection comment. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home has not been affixed. An Appraisal Report at the origination dated xx/xx/2004 located at “xx” states the subject property type is manufactured home. The manufactured home addendum located at “xx” shows that the towing hitch, wheels, and axles have not been removed and the manufactured home has not been permanently connected to permanent foundation system. The Tax report from the Updated title report dated xx/xx/2019 shows the subject property type as mobile home and separate assessment for Land and Improvement. Neither Short form policy located at “xx” has ALTA-7 endorsement attached with it nor does the xx have VIN number listed in it. Also, Affidavit of affixation is missing from the loan file. Hence, it is unable to confirm whether subject property is affixed to the land."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
1.Anti-Coercion Notice
2.Title Insurance Disclosure
3.Radon Gas Disclosure
4.Insurance Sales Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title Report dated xx/xx/2019 shows the subject xx was originated on xx.
The chain of assignment is complete as the subject xx is currently with xx
No active judgment or liens are found pending.
According to updated title report annual xx taxes for the year of 2019/2020 is due on xx/xx/2019 in the amount x x . No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is currently performing. The last payment was received on xx/xx/2019 in the amount of $xxxch was applied to xx/xx/2019. The next due date is xx/xx/2019. As per payment history, the current UPB is being reflected in the amount of xx.	Collections Comments:As per the review of payment history, the borrower is currently performing. The last payment was received on xx/xx/2019 in the amount of xx which was applied to xx/xx/2019. The next due date is xx/xx/2019. As per payment history, the current UPB is being reflected in the amount of xx.
According to servicing comment, foreclosure is not initiated on the loan.
Review ofxx is not initiated on the loan.
Subject property is owner occupied. No information has been found regarding any damage or repair.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Origination Appraisal	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019, shows that the subject xx was originated on xx.00, with xx as nominee for xx.
The chain of assignment has been completed.
There are no active liens and judgments are found.
2018 taxes are paid in the amount of xx
No delinquent taxes are found.
According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 0 month. The last payment was received xx/xx/2019 . The payment applied date was 7 /xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxxd PITI is in the amount ofxx . The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the servicing comments, the borrower is current with the loan. The borrower is currently delinquent for 0 month. The last payment was received xx/xx/2019. The payment applied date was xx and the next due date for payment is xx/xx/2019. The P&I is in the amount of xx 7 and PITI is in the amount of$xxxhe UPB reflected as per the payment history is in the amount of xx.
Unable to determine the reason for default. The subject property has been occupied by the owner. No comments have been found damages or repairs. The loan has not been modified since origination.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test: Result: FAIL Loan Data: xx Comparison Data: xx Variance: xx

This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: Result: FAIL Loan Data: xx Comparison Data: xx Variance: xx"
* Missing Required Disclosures (Lvl 2)     "The list of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located at Florida, Following state disclosures are missing from the loan files.
Anti-Coercion Notice
Title Insurance Disclosure
Radon Gas Disclosure
Insurance Sales Disclosure"
* Property is Manufactured Housing (Lvl 2)     "According to the appraisal report located at “xx”, the type of subject property is a manufactured home with serial# xx and xx. The ALTA 7 Endorsement is attached with the final title policy located at “xx” which shows that the manufacture house unit located on the land at date of policy. The affixture affidavit has not been found in the loan file.""
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Truth In Lending is not hand dated by all borrower."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.xxhe chain of assignment is complete. The latest assignment of xx is with xx. Active judgments or liens have been found pending are as follows: 1) Civil Judgment against the borrower xx and it was recorded on xx/xx/2012. 2) Credit Card Judgment against the borrowerxx and it was recorded on xx/xx/2010. Annual taxes are in the amount of xx No prior delinquent taxes have been found pending.	Provided payment history as of xx/xx/2019, reveals that the loan is performing. The next due date for the payment is xx/xx/2019. The last payment of xx/xx/2019 was received on xx/xx/2019 in the amount of $xxxing to the payment history the current unpaid principal balance is being reflected in the amount of xx.	Collections Comments:Loan is performing. Provided payment history from xx/xx/2013 to xx/xx/2019 reveals that the loan is performing. The next due date for the payment is xx/xx/2019. The last payment of xx/xx/2019 was received on xx/xx/2019 in the amount of $xxxrding to the payment history the current unpaid principal balance is being reflected in the amount of xx.
According to the servicing comment dated xx/xx/2019, the subject property is owner occupied and it is in good condition. As per servicing comment dated xx/xx/2018, the subject property has damages due to cold storm on xx/xx/2018. The inspection had been rexxed when the repairs reached at 90% as well as the claim had been filed and transferred to insurance loss department. Also the same servicing comment states that the subject property has damages in the amount of xx. Repairing is needed for roof damage as well as external damages. According to the servicing comment dated xx/xx/2019, the final review was completed of the claim and all funds were released.  Therefore, the claim was closed. There is no further information regarding the damages whether these damages have been repaired or not.
The reason for default of borrower is unable to be determined. The borrower made last payment as per loan modification on xx/xx/2019. The loan has been modified twice since origination. The loan modification was last made effective from xx/xx/2016.
The borrower promised to pay the unpaid principal balance of xx with interest rate of 2.000% with P&I of xx  with fixed amortized type and started from the first payment on xx/xx/2016 and to be ended with the maturity date of xx/xx/2035.
The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2035. The unpaid principal balance that has been amortized is xx as an interest bearing amount.
According to the modification agreement made on xx/xx/2016 the new principal is in the amount of xx with interest rate of 2.000%. In addition to this the lender sxxreduce on each of the first, second & third anniversaries of xx/xx/2016 the deferred principle balance in installments equal to the one-third of the deferred principle reduction amount of xx. The lender also agrees to forgive the principal balance permanently in the amount of $xxx exceeds 2% of the modified principal amount.
No information pertaining to foreclosure has been found in the latest 24 months servicing comments.
No information pertaining to bankruptcy has been found in the latest 24 months servicing comments.

Update-
According to the servicing comments, the current status of the loan is collections.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Collection comments do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrowers , xx on effective date of xx/xx/2016.
The borrower promised to pay the unpaid principal balance of xx with interest rate of 2.000% with P&I of xx  with fixed amortized type and started from the first payment on xx/xx/2016 and to be ended with the maturity date of xx/xx/2035.
The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2035. The unpaid principal balance that has been amortized is xx as an interest bearing amount.
According to the modification agreement made on xx/xx/2016 the new principal is in the amount of xx with interest rate of 2.000%. In addition to this the lender sxxreduce on each of the first, second & third anniversaries of xx/xx/2016 the deferred principle balance in installments equal to the one-third of the deferred principle reduction amount of xx. The lender also agrees to forgive the principal balance permanently in the amount of $xxx exceeds 2% of the modified principal amount.
				Affiliated Business Disclosure HUD-1 Closing Statement Missing Required Disclosures Missing Required State Disclosures	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 is available in the loan file but the points and fees are illegible to understand.Hence Compliance not tested."	* Missing Required Disclosures (Lvl 2) "List of service providers disclosure is missing from the loan file." * Missing Required State Disclosures (Lvl 2) "The subject property is located in North Carolina State. The following state disclosures are missing from the loan file. 1.Amortization Schedule Disclosure 2.Credit Property Insurance Disclosure 3.Fee Agreement 4.Priority of Security Instrument Disclosure 5.Attorney Selection Disclosure" * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,131.40	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx originated on xx. The chain of assignment is complete. Last assignment from xx. There are no active liens or judgments against the borrower and the property.
The annual borough and xx taxes have been paid. The annual school taxes have been due in the amount of xx .No prior years delinquent taxes found.
Review of the payment history provided for the period xx/xx/2013 till xx/xx/2019 shows borrower is performing. The last payment received was in the amount ofxx on xx/xx/2019 for due date xx/xx/2019. The next due date is xx/xx/2019. Current UPB reflects in the provided pay history is in the amount of xx and current interest rate as per pay history is 6.800%.	Collections Comments:The current loan status is performing. Review of the payment history provided for the period xx/xx/2013 till xx/xx/2019 shows borrower is performing. The last payment received was in the amount ofxx on xx/xx/2019 for due date xx/xx/2019. The next due date is xx/xx/2019. Current UPB reflects in the provided pay history is in the amount of xx and current interest rate as per pay history is 6.800%.
No modification, forbearance details are available in recent collections comments.
The reason for default, subject property occupancy is not mentioned in collection comments.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments, unable to determine the subject property condition with no evidence of damage or repairs has been seen.

Update-
According to the servicing comments, the current status of the loan is performing.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Collection comments do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from loan files."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan files."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business disclosure is missing from loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.
The chain of assignment is complete.
There are no judgments and liens.
Annual xx taxes for the year of 2018 have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2013 to xx/xx/2019 states that the borrower has been making payments regularly. The last payment was received in the amount of x x which was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is performing. Review of the payment history available from xx/xx/2013 to xx/xx/2019 states that the borrower has been making payments regularly. The last payment was received in the amount of xx which was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase risk indicator is “Moderate” due to the TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data: xx Comparison Data: xx Variance: xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider Document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.
The chain of assignment is complete.
There are no active judgments and liens.
Annual xx taxes for the year of 2018 have been paid in the amount ofxx
No delinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2018 to xx/xx/2019 states that the borrower has been making payments regularly. The last payment was received in the amount of xx which was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in active bankruptcy. Review of the payment history available from xx/xx/2018 to xx/xx/2019 states that the borrower has been making payments regularly. The last payment was received in the amount of xx which was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The ComplianceEase risk indicator is “Elevated” due to GSE (xx public guidelines) Predatory Lending Guidance, GSE (xx public guidelines) Points and Fees Test, GSE (Freddie Mac public guidelines) Predatory Lending Guidance and GSE (Freddie Mac public guidelines) Points and Fees Test."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.xx which was recorded on xx/xx/2004.
The chain of assignment has been completed. The last assignment is fromxx , As Attorney in- Fact For xx xx Company, xx, Under The Pooling And Servicing Agreement Dated xx  which was recorded on xx/xx/2009.
There is one civil judgment against the borrower, “xx  in the favor of Asset Acceptance, xx for the amount of $xxxh was recorded on xx/xx/2011. The same judgment was amended and re-recorded on xx/xx/2011. Combined annual taxes have been paid in the amount of xx  on xx/xx/2018. No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/2019, the borrower has been making regular payments and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 2.000 % and P&I isxx	Collections Comments:The current legal status of loan is performing and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current interest rate is xx and P&I is xx The loan was modified on xx/xx/2014. The new modified principal balance as per modification is in the amount of xx out of which xx is deferred principal balance. Hence, interest bearing amount is reflected as xx and the borrower promises to pay P&I in the amount of xx with interest rate starting at 2.0 % beginning from xx/xx/2014. The maturity date is xx/xx/2035.
The loan was prior modified on xx/xx/2010 and modification agreement is located at "xx .
No foreclosure/bankruptcy activity has been found in the loan file.
According to comment dated xx/xx/2017, the subject property was impacted by the disaster. The comment dated xx/xx/2018 states that the subject property was damaged due to hail on xx/xx/2018. The estimated amount of damage is not available in the collection comment. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding completion of repair.
Current occupancy of the subject property is unable to determine from the collection comment.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made on xx/xx/2014 between the borrower, “ , xx”. The new modified principal balance as per modification is in the amount of xx out of which xx is deferred principal balance. Hence, interest bearing amount is reflected as xx and the borrower promises to pay P&I in the amount of $xxx interest rate starting at 2.0 % beginning from xx/xx/2014. The maturity date is xx/xx/2035.
The loan was prior modified on xx/xx/2010 and modification agreement is located at "xx
Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final Hud-1 is not signed by the borrower."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test. This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxinance Charge Test: Loan Data:xx Comparison Data: xx Variance:xx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Foreclosure Rescission Finance Charge Test: Loan Data:xx Comparison Data: xx Variance: xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
1.Anti-Coercion Notice
2.Title Insurance Disclosure
3.Radon Gas Disclosure
4.Insurance Sales Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "The subject xx was originated on xx.xxowever, according to final Hud-1, the settlement date is xx/xx/2004."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.
The chain of assignment is complete.
There are no judgments and liens.
Annual xx taxes for the year of 2018-2019 have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2013 to xx/xx/2019 states that the borrower has been making payments regularly. The last payment was received in the amount of xx which was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is performing. Review of the payment history available from xx/xx/2013 to xx/xx/2019 states that the borrower has been making payments regularly. The last payment was received in the amount of xx which was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified with an effective date of xx/xx/2010 and a new principal balance is xx to a step modification and the rate started from 2.00% and borrower had given promise to pay P&I in the amount of xx beginning on xx/xx/2011 with a new maturity date of xx/xx/2035. The rate changes in 3 steps ending at 3.850%.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase risk indicator is “Moderate” due to TILA Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test and TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test is fail. The Loan data is xx and comparison data is xx. Hence the variance is xx.
TILA Foreclosure Rescission Finance Charge Test is fail. The Loan data is xx and comparison data is xx. Hence the variance is xx.
TILA APR test is fail. The Loan data is 8.429% and comparison data is 6.538%. Hence the variance is +1.891%."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Michigan State. The following state disclosures are missing from the loan file:
Impound Account Disclosure
Cosigner Notice
Private xx Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to Updated title report dated xx/xx/2019, the subject xx was originated on xx.00 which was recorded on xx/xx/2004.
The chain of assignment has been completed. Currently, the assignment is from xx Trust Company, as
Trustee in trust for the benefit of the Certificateholders for -
, Asset-Backed Pass-Through Certificates, xx

There is one active prior xx against the property in the favor of xx.
According to Updated title report dated xx/xx/2019, there are three Federal Tax liens against the xx the amount of xx  which was recorded on different dates.
There are multiple Municipal liens against the different properties all in the favor ofxx  total for the amount of xx.2 which was recorded on different dates.
There is one DOJ lien against the xx which was recorded on xx/xx/2016. However, the providedxx was inconsistent from thexx
The second installment xx taxes of 2018 have been due in the amount ofxx  which will due for xx/xx/2019. The first installment xx taxes of 2018 have been paid in the amount of $xxxo prior years of delinquent taxes have been found.
As per the review of payment history as of xx/xx/2019, the borrower is current with the loan and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount ofxx which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxich was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx.
The loan was modified since origination.
The borrower xxx had bankruptcy under chapter 13 with the casexx on xx/xx/2008. The amended plan has been confirmed. The debtor was promise to pay for trustee in the amount of xx 00 for 3 months and xx .00 for xx months. The POC was filed by creditor xx xx on xx/xx/2008 for the secured claim amount is xx and arrearage amount is xx. The debtor was dismissed on xx/xx/2008 and the terminated on xx/xx/2009.
The foreclosure was initiated and was referred to an attorney on xx/xx/2015. According to comment dated xx/xx/2015, the foreclosure was stopped.
According to comment dated xx/xx/2015, the borrower was deceased. The borrower xxx date of death dated on xx/xx/2004. The death certificate  of the borrower  has not been found.
According to comment dated xx/xx/2018, the property is owner occupied.
According to comment dated xx/xx/2016, the borrower wants to keep the property.
According to comment dated xx/xx/2018, the reason for default is death of the borrower.
No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.

Update-
According to the servicing comments, the current status of the loan is performing.
As per comment dated xx/xx/2022, the borrower disputing the late fees.
Collection comments do not show any damage.

Foreclosure Comments:As per comment dated xx/xx/2015, the foreclosure was initiated and referred to an attorney. However, as per comment dated xx/xx/2015 the loan has been reinstated and foreclosure stopped.

Bankruptcy Comments:Not Applicable	The loan has been modified between the borrower xx , the new principal balance is xx. The borrower has promises to pay the principal and interest in the amount ofxx with the interest rate of 6.850% beginning on xx/xx/2012 till the maturity date of xx/xx/2034.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxe loan data is xx and comparison data is xx; hence, the variance is xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan files."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.
1.IL Collateral Protection Insurance Notice
2.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.xxThe chain of the assignment has been completed. The last assignment is from xx
There is real estate tax lien against the subject property in favor of Thexx for the amount of xx  which was recorded on xx/xx/2006.
There is a civil judgment against the borrower, “xx ” in the favor of xx  which was recorded prior to the subject xx on xx/xx/2003.
First and second installments of combined taxes for the year of 2020 are due in the amount of xx  xx/xx/2019 and xx/xx/2019. No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/2019, the borrower has been making regular payments and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 2.044% and P&I is xx	Collections Comments:The current legal status of the loan is performing and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 2.044% and P&I is xx
The loan was modified on xx/xx/2015. According to the modified terms, the new principal balance is in the amount of xx. The new principal balance sxxbe deferred in the amount of xx and the interest-bearing amount is xx. This deferred balance is eligible for forgiveness only if borrower was not default to extent that three or more monthly payments become overdue and unpaid on the last day of any month. Then, on each of the first, second and third anniversaries of xx/xx/2015, the lender sxxreduce the deferred principal balance in the installments equal to one third of the deferred principal amount.
According to review of the collection comment dated xx/xx/2018, the reason for default is illness of borrower and unexpected medical expenses. The borrower, "xx" had filed the bankruptcy under chapter xx  with the case #xx on xx/xx/2007. Motion for relief from stay was filed on xx/xx/2008. However, the case was dismissed on xx/xx/2008.
According to comment dated xx/xx/2018, the subject property is owner occupied and is in average condition.
According to comment dated xx/xx/2017, the subject property was damaged due to water on xx/xx/2017. The loss draft check in the amount of $xxxbeen received from xxxn Security on xx/xx/2017. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the completion of repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2007. Motion for relief from stay was filed on xx/xx/2008. However, the case was dismissed on xx/xx/2008.	This modification agreement was made between the borrower, xx” on xx/xx/2015. According to the modified terms, the new principal balance is in the amount of xx. The new principal balance sxxbe deferred in the amount of xx and the interest-bearing amount is xx. This deferred balance is eligible for forgiveness only if borrower was not default to extent that three or more monthly payments become overdue and unpaid on the last day of any month. Then, on each of the first, second and third anniversaries of xx/xx/2015, the lender sxxreduce the deferred principal balance in the installments equal to one third of the deferred principal amount.
The borrower promises to pay $xxx the starting rate of interest 2.044% beginning from xx/xx/2015. The new maturity date is xx/xx/2034.
Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.
The chain of assignment has been completed.  Currently, the xx
There is an junior xx open against the subject property in the favor of xx which was recorded on xx/xx/2008.
No active judgments or liens have been found.
Annual combined taxes of 2018 have been paid in the amount of xx	The payment history dated as of xx/xx/2019 reveals that the borrower is making payments regularly. The payment next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount ofxx and it was applied for the due date of xx/xx/2019. The current P&I is xx and interest rate is 5.060%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections and currently performing.
The payment history dated as of xx/xx/2019 reveals that the borrower is making payments regularly. The payment next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxd it was applied for the due date of xx/xx/2019. The current P&I is xx 2 and interest rate is 5.060%. The current unpaid principal balance is in the amount of xx.
No foreclosure proceedings have been found in the recent xx  months.
No bankruptcy filing has been found by borrower.
According to collection comment, no damages or repairs have been found. Latest xxx Report is not available in the loan file.

Update-
According to the servicing comments, the current status of the loan is performing.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Collection comments do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrower andxx on xx/xx/2010 with the new modified unpaid principal balance xx. The interest bearing amount was xx with step rate starting interest rate was 2.00% and the modified P&I was $xxx beginning on xx/xx/2010. The step rate was in 5 steps ending at rate 5.060% and P&I will be xx applicable from xx/xx/2018 to maturity date xx/xx/2034. The balloon payment will be due at the maturity in the amount of xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The Loan Program Disclosure document is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the FL state. The following state disclosures are missing from the loan file:
1.Anti-Coercion Notice
2.Title Insurance Disclosure
3.Radon Gas Disclosure
4.Insurance Sales Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine the operative index value."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.
The chain of assignment is complete. The latest assignment of xx under the pooling and servicing agreement dated xx and it was recorded on xx/xx/2009.
No active judgments or liens have been found pending.
Annual taxes are in the amount ofxx
No prior delinquent taxes have been found pending.	Provided payment history as of xx/xx/2019, reveals that the loan is performing. The next due date for the payment is xx/xx/2019. The last payment of xx/xx/2019 was received on xx/xx/2019 in the amount of $xxxccording to the payment history the current unpaid principal balance is being reflected in the amount of xx.	Collections Comments:Loan is performing. Provided payment history from xx/xx/2013 to xx/xx/2019, reveals that the loan is performing. The next due date for the payment is xx/xx/2019. The last payment of xx/xx/2019 was received on xx/xx/2019 in the amount of xx According to the payment history the current unpaid principal balance is being reflected in the amount of xx.
According to the servicing comments, the subject property is owner occupied with no visible damages or repairs. It is average condition.
The reason for default of borrower is unable to be determined. The borrower made last payment as per loan modification on xx/xx/2019. The loan is modified once since origination. The loan modification was last made effective from xx/xx/2009.
The borrower promised to pay the unpaid principal balance of xx with interest rate of 5.080% with P&I oxx  with fixed amortized type and started from the first payment on xx/xx/2009 and to be ended with the maturity date of xx/xx/2034.
No information pertaining to foreclosure has been found in the latestxx  months servicing comments.
No information pertaining to bankruptcy has been found in the latestxx months servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower xx date of xx/xx/2009.
The borrower promised to pay the unpaid principal balance of xx with interest rate of 5.080% with P&I of xx with fixed amortized type and started from the first payment on xx/xx/2009 and to be ended with the maturity date of xx/xx/2034.
Affiliated Business Disclosure Missing Required Disclosures Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator shows moderate due to TILA Finance Charge Test & TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxThis loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are not failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in state of Colorado. The following state disclosures are missing from the loan file.
Cash-Out Refinance Disclosure.
Property Insurance Disclosure
Colorado Notice to Cosigner
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unable to be confirmed from the given lenders documents."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2019 the subject xx was originated on xx.
The chain of assignment has not been completed.Currently, the assignment is with xx.
There is a junior civil judgment againstxx in the amount of xx  recorded on xx/xx/2011.
There is a xx lien against xx in the amount of xx recorded on xx/xx/2012.
There is a affidavit  of renewal of judgment againstxx in the amount of  xx recorded on xx/xx/2016.
There is a xx lien against xx recorded on xx/xx/2018.
2018 xx 1st installment has been paid in the amount of xx
2018 xx 2nd installment has been paid in the amount of xx
No prior year delinquent taxes have been found.
The review of payment history shows that the borrower is current with the loan and next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx (PITI) which was applied for xx/xx/2019. The monthly P&I is xx with an interest rate of 4.750%. The UPB is reflected in the latest payment history in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in performing state and next due date for the payment is xx/xx/2019.
The review of payment history shows that the borrower is current with the loan and next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxch was applied for xx/xx/2019. The UPB is reflected in the latest payment history in the amount of xx.
No comments have been found regarding bankruptcy and foreclosure.
The reason for default is unable to be determined.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This step loan modification agreement was made between(borrower) , xx., on xx/xx/2011.The borrower promises to pay the new UPB in the amount of xx with the interest rate 2.00% which steps up in 4 steps ending at 4.75%.The borrower promises to pay the monthly P&I ofxx beginning from xx/xx/2011. The maturity date is xx/xx/2024. There is balloon payment provision and the due date of balloon payments is xx/xx/2024 and the payment is in the amount of xx.

Affiliated Business Disclosure xx Insurance	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is available in the loan file, however it is not signed by the borrower."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.
Loan Data $xxx48 Comparison Data $xxx00 Variance xx and Loan Data $xxx48 Comparison Data $xxx00 Variance xx."
* MI, FHA or MIC missing and required (Lvl 2)     "According to the review of the loan file, this is a conventional loan with the LTV 84%; However, MI certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1st installment of combined taxes for the year of 2018 has been paid in the amount of xx No delinquent taxes have been found for the prior year.	The review of payment history as of dated xx/xx/2019 shows that borrower is making payment regularly. The next payment is due on xx/xx/2019. The last P&I payment was received in the amount of $xxxth the interest rate of 6.350% which was applied for the due date of xx/xx/2019. The current unpaid principal balance is in the amount of xx.	Collections Comments:The loan is currently performing. The review of payment history as of dated xx/xx/2019 shows that currently borrower is making payment regularly. The next payment is due on xx/xx/2019. The last P&I payment was received in the amount of $xxx with the interest rate of 6.350% which was applied for the due date of xx/xx/2019. The current unpaid principal balance is in the amount of xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure HUD-1 Closing Statement Legal Description Missing Required State Disclosures Prepayment Penalty Rider	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State IN which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. The estimated HUD-1 is located at "xx". The Fee itemization is available in the loan file."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Compliance Ease Exception test failed:
This loan failed the Indiana license validation test:
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and Subordinate lien xx lending under the First Lien xx Lending License and Subordinate Lien xx Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is moderate:
This loan failed the Indiana license validation test:
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and Subordinate lien xx lending under the First Lien xx Lending License and Subordinate Lien xx Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC."
* Legal Description missing (Lvl 2)     "Legal Description is missing for Quitclaim Deed recorded on xx/xx/1995. The Quitclaim Deed  is located at "xx"."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Indiana State. The following required state disclosures are missing from the loan file.
1.Hazard Insurance Disclosure
2.Federal Consumer Credit Protection Act Disclosure
3.Insurance Freedom of Choice Disclosure"
* Prepayment Rider Missing (Lvl 2)     "This loan has a prepayment penalty. Prepayment Rider is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title Report dated xx/xx/2019 shows the subject xx was originated on xx.
The chain of assignment is complete as the subject xx is currently with xx
There is one junior xx (UCC) found open favor of xx  which was recorded on xx/xx/2008. However, amount of xx unable to be confirmed.
There is one xx  the borrower found open in the amount of xx favor of  xx which was recorded on xx/xx/2009.
According to updated title report annual combined taxes for the year of 2019 have been paid in the amount ofxx No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is currently performing. The last payment was received on xx/xx/2019 in the amount of $xxxch was applied to xx/xx/2018. The next due date is xx/xx/2019. As per payment history, the current UPB is being reflected in the amount of xx.	Collections Comments:As per the review of payment history, the borrower is currently performing. The last payment was received on xx/xx/2019 in the amount of $xxxich was applied to xx/xx/2018. The next due date is xx/xx/2019. As per payment history, the current UPB is being reflected in the amount of xx.
According to servicing comment, foreclosure is not initiated on the loan.
Review of xx  bankruptcy is not initiated on the loan.
Subject property is owner occupied. No information has been found regarding any damage or repair.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida state, The following required state disclosure are missing from the loan file.
Anti-Coercion Notice
Title Insurance Disclosure
Radon Gas Disclosure
Insurance Sales Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows that the subject xx was recorded on xx/xx/2005 withxx Company.
The chain of assignment has been completed as currently the assignment is with xx, as Trustee, in trust for the registered holders of xx Securities xx., xx, Asset Backed Certificates, series xx recorded on xx/xx/2008.
Active Judgments and Liens;
1) State tax lien found pending against the borrower xx  on xx/xx/2006 in the amount of $xxxch is in the favor of xx  and Tax Collector.
2) State tax lien found pending against the borrower xx recorded on xx/xx/2015 in the amount of xx which is in the favor of xx Treasurer And Tax Collector.
3) State tax lien found pending against the borrower xx recorded on xx/xx/2015 in the amount of $xxxch is in the favor of xx.
4) State tax lien found pending against the borrowerxx  recorded on xx/xx/2016 in the amount of $xxxch is in the favor of xx.
5) State tax lien found pending against the borrower xx recorded on xx/xx/2018 in the amount of $xxxch is in the favor of xx Development Department.
6) Civil judgment found pending against the borrower xx recorded on xx/xx/2009 in the amount of xx which is in the favor of xx.
7) Credit card judgment found pending against the borrower xx recorded on xx/xx/2010 in the amount of xx  which is in the favor of xx.
8) Civil judgment found pending against the borrowerxx  recorded on xx/xx/2011 in the amount of xx which is in the favor ofxx
9) Civil  judgment found pending against the borrower xx et al recorded on xx/xx/2011 in the amount of xx which is in the favor of xx
10) UCC lien found pending against the borrower xx recorded on xx/xx/2015 in the amount ofxx hich is in the favor ofxx .
Property Tax Status;
1) 1st installment xx taxes for the year of 2018-2019 have been paid in the amount of xx  on xx/xx/2018.
2) 2nd installment  xx taxes for the year of 2018-2019 have been paid in the amount of xx on xx/xx/2019.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/2019 shows that the borrower is making regular payments. The loan payment is currently 0 month delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of xx for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 3.880% with P&I in the amount of $xx	Collections Comments:Collection comments available from xx/xx/2013 till xx/xx/2019 shows that the borrower is making regular payments. The loan payment is currently 0 month delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of $xxx the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 3.880% with P&I in the amount of xx
Loan Modification agreement was made between borrower “xx ”
The loan was modified with an effective date of xx/xx/2012 and a new principal balance of xx to a step rate starting at 3.000 % and a P&I payment of xx beginning from xx/xx/2012 with a new maturity date of xx/xx/2035.  The  rate is in 2 steps ending with 3.880%.
In addition there is clause that the borrower will make balloon payment of xx on the maturity date of xx/xx/2035.
The foreclosure was not initiated in the loan.
The borrower had not filed bankruptcy.
The loan is currently in performing status.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower xx
to a step rate starting at 3.000 % and a P&I payment of $xxx beginning from xx/xx/2012 with a new maturity date of xx/xx/2035.  The  rate is in 2 steps ending with 3.880%.
In addition there is clause that the borrower will make balloon payment of xx on the maturity date of xx/xx/2035.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The Loan Program Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in CA State. However following disclosures are missing from the loan file.
1.Impound Account Disclosure
2.Cosigner Notice
3.Private xx Insurance Disclosure
4.Earthquake Disclosure forCondominiums
5.Hazard Insurance Disclosure
6.Insurer RecommendationDisclosure
7.CA Fair Lending Notice
8.Anti-Tying Disclosure
9.Privacy Notice
10.Notice of Right to Copy of Appraisal
11.Application for Credit-Married Persons
12.Fair Debt Collection Notice
13.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine operative index value."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per HUD-1 the settlement date is xx/xx/2005 and as per note the note date is xx/xx/2005.Hence the settlement date is different from note date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.xxhe chain of assignment is complete. The latest assignment of xx is with xx, as Trustee for xx, Asset Backed Certificates, xx Asset Backed Certificates,xx  and it was recorded on xx/xx/2011.
No active judgments or liens have been found pending.
Annual taxes are in the amount of xx
Provided payment history as of xx/xx/2019, reveals that the loan is performing. The next due date for the payment is xx/xx/2019. The last payment of xx/xx/2019 was received on xx/xx/2019 in the amount of xx . According to the payment history the current unpaid principal balance is being reflected in the amount of xx.	Collections Comments:Loan is performing. Provided payment history from xx/xx/2013 to xx/xx/2019, reveals that the loan is performing. The next due date for the payment is xx/xx/2019. The last payment of xx/xx/2019 was received on xx/xx/2019 in the amount of $xxxing to the payment history the current unpaid principal balance is being reflected in the amount of xx.
According to the servicing comments, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is unable to be determined. The borrower made last payment as per loan modification on xx/xx/2019. The loan is modified once since origination. The loan was last made effective from xx/xx/2017.
The borrower promised to pay the unpaid principal balance of xx with interest rate of 3.750% with P&I of xx  with fixed amortized type and started from the first payment on xx/xx/2017 and to be ended with the maturity date of xx/xx/2039.
The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2039. The unpaid principal balance that has been amortized is xx as an interest bearing amount.
The borrower promised to pay the balloon payment in the amount of xx on the stated maturity date of $xxx39.
No information pertaining to foreclosure has been found in the latest xx  months servicing comments.
The borrowe  xx on xx/xx/2011. The bankruptcy case was dismissed on xx/xx/2012 and also got terminated on xx/xx/2012.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowerxx  with case # xx on xx/xx/2011. The bankruptcy case was dismissed on xx/xx/2012 and also got terminated on xx/xx/2012.
According to the amended chapter 13 plan dated xx/xx/2011, the debtor sxxpay to the trustee the sum of xx per month for xx months.	Loan Modification agreement was made between borrower xx/xx/2017.
The borrower promised to pay the unpaid principal balance of xx with interest rate of 3.750% with P&I of $xxx fixed amortized type and started from the first payment on xx/xx/2017 and to be ended with the maturity date of xx/xx/2039.
The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2039. The unpaid principal balance that has been amortized is xx as an interest bearing amount.
The borrower promised to pay the balloon payment in the amount of xx on the stated maturity date of $xxx39.
Affiliated Business Disclosure Document Showing a Index Numerical Value Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "Operative index numerical value is unable to be confirmed from the given lenders documents."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.xx which was recorded on xx/xx/2005.
The chain of assignment has been completed. Currently, the assignment is from xx
Residential Lending xx. to  xx xxx, As Trustee for, xx Securities xx., xx Asset Backed Certificates, xx Under The Pooling and Servicing Agreement dated xx
There is one HOA judgment in favor of xx However, the property address is not mentioned on the supportive document.
There is a civil judgment against the borrower in favor of the Collections Group, xx for the amount of xx which was recorded on xx/xx/2009.
There is one civil judgment against the borrower in favor ofxx which was recorded on xx/xx/2014.
The first and second installment xx taxes of 2019 have been paid in the amount ofxx .
No prior years of delinquent taxes have been found.
As per the review of payment history as of xx/xx/2019, the borrower is current with the loan and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 which was applied for xx/xx/2019. The current P&I isxx and PITI is $xxxB reflected in the payment history is in the amount of xx.	Collections Comments:As per the servicing comments, the borrower is current with the loan. The borrower is making regular payments. The next due is on xx/xx/2019. The UPB reflected in the amount of xx. The borrower has been paying as per the loan modification agreement.
The loan has been modified once since origination. The loan has been modified in 2013.
The borrower xx on xx/xx/2010. The debtor and joint debtor were discharged on xx/xx/2011. The case was terminated on xx/xx/2011.
The foreclosure details have not been found.
No comments have been found indicating damages and repiars to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xxx had filed bankruptcy under chapter 7 with the case#xx on xx/xx/2010. The POC was filed by   xx. on xx/xx/2011 with the secured claim amount of xx and the arrearage is xx . The motion to Convert Case from Chapter 13 to 7 was filed on xx/xx/2011. The schedule-D of xxx dated xx/xx/2010, the amount of claim is xx and the value of property is xx. Hence, the unsecured portion is $xxxbtor and joint debtor were discharged on xx/xx/2011. The case was terminated on xx/xx/2011.

The loan has been modified between the borrowerxx and lender xx on xx/xx/2013. According to the modified terms, the new principal balance is in the amount of xx. The amount from principal balance xx is deferred and the interest bearing amount will be xx. The borrower promises to pay xx with the interest rate of 2.00% beginning from xx/xx/2013. The new maturity date is xx/xx/2035.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the loan was  originated on xx.  which was recorded on xx/xx/2004 in the amount of xx.
- There is another junior xx which was originated on xx.00.
-There is UCC Financing Statement which was recorded on xx/xx/2015 in the favor of " xx".
Property taxes;
1.1st and 2nd installment of xx taxes for year 2018 were paid on different dates in the total amount of xx
- Annual tax amount is xx
According to the payment history as of dated xx/xx/2019 the borrower is making regular payment and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 for the amount of xx 7(PITI). The monthly P&I is xx with an interest rate of 4.320%. The current UPB is xx.	Collections Comments:The loan is currently performing. According to the payment history as of dated xx/xx/2019 the borrower is making regular payment and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 for the amount of xx (PITI). The monthly P&I is $xxxth an interest rate of 4.320%. The current UPB is xx.
The borrower xxx had filed bankruptcy on xx/xx/2019 under chapter-7 with case number #xx. No motion was filed. The current status of bankruptcy is xx filed.
The loan has modified since the origination.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xxx had filed bankruptcy on xx/xx/2019 under chapter-7 with case number #xx. No motion was filed. The current status of bankruptcy is xx filed.	The loan modification agreement was made on xx/xx/2011 between borrower xx Servicing, xx. The new principal balance as per mod is xx. The first payment was due on xx/xx/2011 with interest rate 4.320% and P&I $xxx. The maturity date is xx/xx/2034.	Affiliated Business Disclosure HUD-1 Closing Statement Initial Escrow Acct Disclosure Notice of Servicing Transfer	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final copy of HUD-1 is available located at ("xx"), however some points and fees are hand written."
* Not all borrowers signed HUD (Lvl 3) "Final copy of HUD-1 is not signed by the borrower."	* Final TIL Date after actual transaction date (Lvl 2) "Final TIL date is xx/xx/2004 which is after transaction date."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.
There are four civil judgment against the borrower with the different plaintiffs for the total amount of xx.
There are ten state tax liens active against the borrower in the favor of State xx
There xx the borrower in the favor of The ofxx for the amount of xx.
The combined taxes have been paid in the amount ofxx	According to the payment history as of xx/xx/2019, the borrower is current with the loan. The next due is on xx/xx/2019. The last payment was received in the amount of $xxxch was applied for the due date was xx/xx/2019. The UPB reflected in the amount of xx.	Collections Comments:As per the servicing comments, the borrower is current with the loan. The next due is on xx/xx/2019. The last payment was received in the amount of $xxxwhich was applied for the due date was xx/xx/2019. The UPB reflected in the amount of xx.
Unable to determine the reason for default. The subject property has been occupied by the owner. No damages have been found in latest 24 months collection comments. The subject property is occupied by the owner.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan has been modified once since origination. The borrower has been making the payments as per the loan modification. According to the modified terms, the new principal balance is in the amount of xx. The borrower promises to pay xx with the starting rate of interest 5.75% beginning from xx/xx/2010. The new maturity date is xx/xx/2034.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures xx Insurance	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The Initial Escrow Account Disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "Loan type is convetional and original LTV is 92.233% its greater than 80.000%. MI certificate is required but not available in the loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in OH State. The following state disclosures are missing in the loan files.
Equal Credit Availability Notice
Insurance Tying Disclosure
Non-Deposit Insurance Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx. The chain of assignment has been completed. Currently, the xx is with xx, As Trustee for,  xx., and xx which was recorded on xx/xx/2009.
The town annual taxes for the year of 2018 have been paid in the amount ofxx . No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 1 month and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxr the due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.	Collections Comments:According to servicing comments, the current status of the loan is performing. The review of payment history shows that the borrower has been delinquent for 1 month and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx for the due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.
The loan modification agreement was made between the borrower   xx on xx/xx/2016. The borrower promises to make a monthly payment of xx  with the interest rate of 3.250% beginning from xx/xx/2016 till maturity date of xx/xx/2034. The New Principal Balance stated in the modification is xx. The borrower promises to pay balloon payment due at maturity in the approximate amount of xx.
A review of collection comment shows no indication of post closing foreclosure activity.
No information pertaining to bankruptcy has been found.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower , xx on xx/xx/2016. The borrower promises to make a monthly payment ofxx with the interest rate of 3.250% beginning from xx/xx/2016 till maturity date of xx/xx/2034. The New Principal Balance stated in the modification is xx. The borrower promises to pay balloon payment due at maturity in the approximate amount of xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures xx Insurance	4: Unacceptable	* Property is Mobile Home (Lvl 4) "Home not affixed. According to the appraisal report dated xx/xx/2004, the subject property is a mobile home (xx). The VIN number is not available in the legal description of the subject xx. The updated title report dated xx/xx/2019 shows the Vermont Mobile Home Uniform Bill of Sale document attached and states that the subject property is a Mobile Home with the serial number is 27052E. The subject xx does not have VIN/SN listed in its legal description. The affidavit of affixation is not available in the loan file. The final title policy available in the loan file and does have an Endorsement for this mobile home. However, we are unable to determine whether the mobile home is permanently attached to the land or not."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan did not pass the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan did not pass the prohibited fees test.
The Vermont statutes provide that only those fees expressly permitted may be charged..
Vermont xx Lender License Prohibited Fees Test: FAIL $xxx00 $xxx$xxx00"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "MI cert is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Vermont state. The following state disclosures are missing from the loan file.
VT Addendum to Residential
Disclosure of Interest Rate and Possibility of Change of Role to xx Broker
Privacy Notice
Demand Note Notice
Cosigner Notice
Commitment Agreement
High Rate Residential xx Loans"
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "According to final HUD-1, the settlement date is xx/xx/2004. However, original Note date is xx/xx/2004."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.00 which was recorded on xx/xx/2004.
The chain of assignment has been completed. Currently, the assignment is from xx
Residential Lending xx., As Attorneyin-Fact For xx Company to xx.

There is a judgment recorded prior to the subject xx in favor of xx  which was recorded on xx/xx/2001.
There is a civil judgment against the borrower in favor ofxx  which was recorded on xx/xx/2015.
The fourth installment combined taxes of 2018 have been paid in the amount ofxx
The first and second installment combined taxes of 2019 have been paid in the amount ofxx
The third installment combined taxes of 2019 have been due in the amount of xx  which will due for xx/xx/2019.
As per the review of payment history as of xx/xx/2019, the borrower is current with the loan and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxich was applied for xx/xx/2019. The current P&I is xx and PITI is $xxxhe UPB reflected in the payment history is in the amount of xx.	Collections Comments:The borrower is current with the loan and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2019. The current P&I is $xxxd PITI is xx The UPB reflected in the payment history is in the amount of xx.
The loan has not been modified since origination.
The foreclosure and bankruptcy details have not been found.
No comments have been found indicating damages and repairs to the subject property.
The occupancy of the subject property is unable to determine.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
1.NJ Application Disclosure
2.Delivery Fee Authorization
3.NJ Attorney Disclosure
4.Unacceptability of Insurance Notice
5.Attorney Disclosure II
6.Tax Bill Information
7.Private Well Testing
8.Lock-In Agreement
9.Commitment Disclosures
10.Choice of Insurer Disclosure
11.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 states that the subject xx was originated on xx.

There is a break in chain of assignment as we required assignment of xx from “xx  as attorney in-fact for xx xx Company, xx.”

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The 1st installment of xx tax for 2019 has been paid off in the amount of $xxx xx/xx/2018 and 2nd installment of $xxx also been paid off on xx/xx/2019.

No prior year delinquent taxes have been found in the updated title report.
Review of updated payment history as of xx/xx/2019, the loan is currently performing well and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of xx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently performing well and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxx the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.

No evidences are available in the latest 24 months servicing comments regarding current or prior foreclosure proceedings and Bankruptcy filings.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "CE risk indicator is "Elevated" due to following factors:

1. This loan failed the points and fees test. (xx Lender Letter Ann. 06-04) The points and fees charged to the borrower exceed the greater of 5% of the xx amount or $xxx

2. This loan failed the points and fees test. (Freddie Mac Industry Letter xx/xx/2009)The points and fees charged to the borrower exceed 5% of the xx amount, or $xxxfor xx amounts of xx or less. Note, no more than two "Bona Fide - GSE" discount points are excluded from the calculation of the points and fees for purposes of this test.

3. This loan failed the predatory lending guidance test due to one or more of the following findings: The loan failed the allowable points and fees test. The loan exceeds the HOEPA APR threshold for primary residences. The loan exceeds the HOEPA points and fees threshold for primary residences."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "Settlement Services Providers List (SSPL) disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "The final HUD-1 shows that the settlement date is mentioned as xx/xx/2004 wherein original Note date is xx/xx/2004."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx originated on xx. The chain of assignment has been completed. Currently, the xx is with xx, As Trustee for xx Under the pooling & Servicing Agreement dated xx  which was recorded on xx/xx/2009.
1) There is a junior xx in the favor of xx which was recorded on xx/xx/2008 in the amount of xx.
2) There is Credit Card xx  which was recorded on xx/xx/2017 in the amount of xx
The first and second installment combined taxes of 2018 have been paid in the total amount of xx No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx for the due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.	Collections Comments:According to servicing comments, the current status of the loan is performing. The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx for the due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.
A review of collection comment shows no indication of post-closing foreclosure activity.
As per servicing comments, unable to determine the reason for default.
The comment dated xx/xx/2017 states that the subject property had damaged on xx/xx/2016 and the cause of loss is fire. The total estimated cost of repair is in the amount of xx and the same amount of check was sent on xx/xx/2017 by xx . No further details have been found stating the completion of repairs. The latest property inspection report is not available in the loan file to determine current property condition.

Update-
According to the servicing comments, the current status of the loan is performing.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Collection comments do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the predatory lending guidance test.
This loan failed the points and fees test.
This loan failed the late fees test.
This loan failed the prepayment term test.
This loan passed the pre paid finance charge test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the predatory lending guidance test.
GSE (xx public guidelines) Predatory Lending Guidance: FAIL
The loan failed the allowable points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences
This loan failed the points and fees test.
GSE (xx public guidelines) Points and Fees Test: FAIL $xxx99 $xxx00 +$xxx99
The points and fees charged to the borrower exceed the greater of 5% of the xx amount or $xxx
This loan failed the late fees test.
Late Fees Test: FAIL 6.000% 5.000% +1.000%
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located
This loan failed the prepayment term test.
Prepayment Term Test: FAIL 36Months 0Months 36Months
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.
This loan failed the lender pre paid finance charge test
Lender Pre paid Finance Charge Test: FAIL $xxx49 $xxx73 +$xxx76
The consumer loan does charge a set of pre paid finance charges, paid to the lender or party affiliated with the lender, which exceed 5% of the amount financed."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Kansas state. The following state disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated business Disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "According to final HUD-1, the settlement date is xx/xx/2003. However, original Note date is xx/xx/2003."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$11,220.26	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019, shows that the subject xx was originated on xx.xx, with xx
There are 3 state tax judgments against borrower in the favor of xx
2018 xx taxes for 2nd installment are due in the amount ofxx
2018 xx taxes for 1st installment are paid in the amount of xx
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2019, the borrower is making regular payment. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxxITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.	Collections Comments:The borrower is current with the loan. The borrower is making regular payment. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of xx and PITI is in the amount of $xxxPB reflected as per the payment history is in the amount of xx.
The reason for default is unable to determine. The subject property is owner occupied. The borrower's intention is to keep the property. The foreclosure was not initiated.
No comments have been found regarding damage and repairs in latest servicing comments.

Update-
According to the servicing comments, the current status of the loan is performing.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Collection comments do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This step loan modification agreement was made between the borrowers xx on xx/xx/2010. The borrower promises to pay the new UPB in the amount of xx with step interest rate starting at 2.000 % and new P&I in the amount ofx x beginning from xx/xx/2010. The deferred balance is $xxxinterest bearing amount is xx. The new maturity date will be xx/xx/2034.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "The loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan file"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois state. The following disclosures are missing from the loan file:
1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title Report dated xx/xx/2019 shows the subject xx was originated on xx.xxThe chain of assignment is complete. Current assignee is with xx  for, xx.

1. There is Real Estate tax lien open against the subject property in the favor of “xx which was recorded on xx/xx/2006.

2. There is civil judgment against the borrower in the amount of xx which was recorded on xx/xx/2008 in the favor of xx

3. There is IRS lien against the borrower in the amount of xx which was recorded on xx/xx/2012 in the favor of ‘xx  - Internal Revenue Service’.

4. There is state tax lien against the borrower in the amount oxx  which was recorded on xx/xx/2014 in the favor of xx
The combined taxes have been due on xx/xx/2019 in the amount ofxx
The combined taxes have been due on xx/xx/2019 in the amount of $xxxelinquent taxes have been found.

Review of updated payment history shows that the loan is performing and borrower is making his monthly payments. The last payment was received on xx/xx/2019 in the amount ofxx with interest rate of 2.00% for the due date of xx/xx/2019. The next due date is xx/xx/2019. The latest payment history reflects the UPB is in the amount of xx and modified deferred amount is xx.	Collections Comments:According to the collection comment subject property condition is good and property is occupied by owner.
Review of updated payment history shows that the loan is performing and borrower is making his monthly payments. The last payment was received on xx/xx/2019 in the amount of xx with interest rate of 2.00% for the due date of xx/xx/2019. The next due date is xx/xx/2019. The latest payment history reflects the UPB is in the amount of xx and modified deferred amount is xx.
No evidences have been found regarding foreclosure and bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between “ , xx’ (Lender) effective date is xx/xx/2014. The first modified payment is still due for the date of xx/xx/2014 and the new maturity date will be xx/xx/2035. The new modified unpaid principal balance is xx, deferred amount is xx and interest bearing amount is xx. The Borrower made the last payment as per the modification terms with interest rate of 2.00% and modified P&xx	Affiliated Business Disclosure	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per final 1003, borrower's monthly income is $xxxexpenses is $xxxe DIT is 72.792% which is greater than 60%."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows subject xx was originated on xx.xx with ‘xx  which was recorded on xx/xx/2005.

The chain of assignment is complete. The assignment was transferred from ‘xx, as trustee in trust for the benefit of the certificate holders for xx xx , asset-backed pass through certificates, xx  to xx, as trustee for xx Trustxx  asset backed certificates,xx

1. There is one abstract judgment open against the borrower "xx" in the amount of $xxx xx which was recorded on xx/xx/2018.

2. There are six muni/code liens against the subject property in the favor of ‘xx n the totaling amount of xx xwhich were recorded on xx/xx/2005, xx/xx/2006, xx/xx/2007, xx/xx/2009, xx/xx/2011 and xx/xx/2012 respectively..

The xx taxes for 2018-2019 have been paid off in the amount of $xxx/xx/2018.
The xx taxes for 2018-2019 have been paid off in the amount of $xxx/xx/2019.
No delinquent taxes have been found.

Review of updated payment history shows that the loan is performing and borrower is making his monthly payments. The last payment was received on xx/xx/2019 in the amount ofxx with interest rate of 2.00% for the due date of xx/xx/2019. The next due date is xx/xx/2019. The latest payment history reflects the UPB is in the amount of xx.	Collections Comments:According to the collection comment, subject property is occupied by owner and no damages/repairs have been found.
According to the review of latest collection comments the foreclosure was accelerated in the loan. The foreclosure was referred to attorney on xx/xx/2014. Foreclosure was put on hold due to loss mitigation. Further details regarding the foreclosure are not available.
Review of updated payment history shows that the loan is performing and borrower is making his monthly payments. The last payment was received on xx/xx/2019 in the amount oxx 1 with interest rate of 2.00% for the due date of xx/xx/2019. The next due date is xx/xx/2019. The latest payment history reflects the UPB is in the amount of xx.
Bankruptcy was filed by “ xx date xx/xx/2007. Schedule D of xxx dated xx/xx/2007 shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is $xxxreditor ‘AMC xx Services, xx.’ filed the POC on xx/xx/2007 with secured claim amount of xx and arrearage is xx Chapter plan 13 was entered on xx/xx/2007 shows that the debtor sxxpay the payment in amount of $xxx  xx  months. Plan has been confirmed on xx/xx/2007. BK case was discharged on xx/xx/2012 and was terminated on xx/xx/2012.

Foreclosure Comments:According to the review of latest collection comments the foreclosure was accelerated in the loan. The foreclosure was referred to attorney on xx/xx/2014. Foreclosure was put on hold due to loss mitigation. Further details regarding the foreclosure are not available.
Bankruptcy Comments:Bankruptcy was filed by xx date xx/xx/2007. Schedule D of xxx dated xx/xx/2007 shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is $xxxreditor ‘, xx.’ filed the POC on xx/xx/2007 with secured claim amount of xx and arrearage is xx Chapter plan 13 was entered on xx/xx/2007 shows that the debtor sxxpay the payment in amount of $xxx48 months. Plan has been confirmed on xx/xx/2007. BK case was discharged on xx/xx/2012 and was terminated on xx/xx/2012.	The loan modification agreement was made between “ xx’ (Lender) effective date is xx/xx/2014. The first modified payment is still due for the date of xx/xx/2014 and the new maturity date will be xx/xx/2035. The new modified unpaid principal balance is xx and interest bearing amount is xx. The Borrower made the last payment as per the modification terms with interest rate of 2.00% and modified P&Ixx	Affiliated Business Disclosure HUD-1 Closing Statement Loan Program Info Disclosure Missing Required Disclosures Missing Required State Disclosures Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And there are no estimated HUD-1 / Itemization of fees available in file."	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is required for ARM loan; however document is missing from loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of loan origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California State, the required disclosure are missing in the loan file.
1.Impound Account Disclosure
2.Cosigner Notice
3.Private xx Insurance Disclosure
4.Earthquake Disclosure forCondominiums
5.Hazard Insurance Disclosure
6.Insurer RecommendationDisclosure
7.CA Fair Lending Notice
8.Anti-Tying Disclosure
9.Privacy Notice
10.Notice of Right to Copy of Appraisal
11.Application for Credit-Married Persons
12.Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 states that the subject xx was originated on xx.xxThe chain of the assignment is missing.
There are a couple of outstanding liens/judgments against borrower/property as follows.
1. There are civil judgments in the amount oxx which was recorded on different dates.
2. There is water lien in the amount of xx which was recorded on xx/xx/2008 and filed by the xx
Annual xx taxes have been paid in the amount oxx .
Review of the payment history provided from xx/xx/2013 to xx/xx/2019 reveals that borrower is not delinquent. The last payment was received in the amount of $xxxx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 3.250%.	Collections Comments:As per the collection comment, foreclosure process was initiated in the loan with the casexx
It was referred to the attorney on xx/xx/2008.
Comment shows that the complaint was filed on xx/xx/2009 and the judgment was entered on xx/xx/2009.
Currently foreclosure process was put on hold due to loss mitigation.
No further information is available to understand the current status of foreclosure process.

Comment dated xx/xx/2017 shows that there is damage is found on the subject property. Comment dated xx/xx/2019 which also shows that there is damage. No repair amount has been given in the collection. The nature of the damage is unavailable. No details have been found regarding the insurance claim. Hence we are unable to confirm whether these damag4s are repaired or not.
Available servicing comment shows that the subject property is owner occupied and is in good condition.

Update:
According to comments, borrower is current with the loan. No further information was found.
No additional information was found in the collection comments.
Foreclosure Comments:As per the collection comment, foreclosure process was initiated in the loan with the case#xx
It was referred to the attorney on xx/xx/2008.
Comment shows that the complaint was filed on xx/xx/2009 and the judgment was entered on xx/xx/2009.
Currently foreclosure process was put on hold due to loss mitigation.
No further information is available to understand the current status of foreclosure process.

Bankruptcy Comments:
xxx had filed bankruptcy under Chapter-13 Case#xx on xx/xx/2013 and the plan was confirmed on xx/xx/2013.
The debtor was dismissed on xx/xx/2014.
Debtor (borrower) will pay to the xxx Trustee the sum of xx forxx months.
xxx filed on xx/xx/2013 does not show any unsecured portion.
s	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures xx Insurance	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Finance Charge Test: Charged xx allowed xx Over By -$xxxmpliance Ease Risk Indicator is moderate as the loan is failing for TILA Foreclosure Rescission Finance Charge Test: Charged xx allowed xx Over By -$xxxComplianceEase TILA Test Failed (Lvl 2) "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Finance Charge Test: Charged xx allowed xx Over By -$xxxis loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxliance Ease Risk Indicator is moderate as the loan is failing for TILA Foreclosure Rescission Finance Charge Test: Charged xx allowed xx Over By -$xxxs loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) ) The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxoan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "LTV is 90.00% which is greater than 80.000% hence MI certificate is required; however, it is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia state. Following disclosure is missing from the loan file.
Disclosure of Additional Fees"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.xxhe chain of assignment is complete. The latest assignment of xx is with xx , as Trustee for xx
xx Securities xx., xx Trustxx Asset Backed Certificates, Serie xx , under the pooling and servicing agreement dated xx  and it was recorded on xx/xx/2009.
No active judgments or liens have been found pending.
Annual taxes are in the amount ofxx
No prior delinquent taxes have been found pending.
Provided payment history as of xx/xx/2019 reveals that the loan is performing. The next due date for the payment is xx/xx/2019. The last payment of xx/xx/2019 was received onxx in the amount of xx According to the payment history the current unpaid principal balance is being reflected in the amount of xx.	Collections Comments:Loan is performing. Provided payment history from xx/xx/2013 to xx/xx/2019 reveals that the loan is performing. The next due date for the payment is xx/xx/2019. The last payment of xx/xx/2019 was received on 05/015/2019 in the amount oxx . According to the payment history the current unpaid principal balance is being reflected in the amount of xx.
According to the servicing comments, the subject property is owner occupied with no visible damages or repairs. It is in good condition.
The reason for default of unable to be determined. The borrower made last payments as per loan modification on xx/xx/2019. The loan has been modified twice since origination. The loan modification was last made effective from xx/xx/2015.
The borrower promised to pay the unpaid principal balance of xx with interest rate of 4.125% with P&I of xx with fixed amortized type and started from the first payment on xx/xx/2015 and to be ended with the maturity date of xx/xx/2035.
The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2035. The unpaid principal balance that has been amortized is xx as an interest bearing amount.
According to the modification agreement made on xx/xx/2015 the new principal is in the amount of xx with interest rate of 4.125%. In addition to this the lender sxxreduce on each of the first, second & third anniversaries of xx/xx/2014 the deferred principle balance in installments equal to the one-third of the deferred principle reduction amount of xx. The lender also agrees to forgive the principal balance permanently in the amount of xx which exceeds 2% of the modified principal amount.
No information pertaining to foreclosure has been found in the latest xx months servicing comments.
No information pertaining to bankruptcy has been found in the latest xx  months servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower  xx on xx/xx/2007. The plan was confirmed on xx/xx/2007. The bankruptcy case was dismissed on xx/xx/2010 and also got terminated on xx/xx/2011.
According to the chapter xx  plan the debtor sxxpay to the trustee the sum of xx 0 per month forxx  months. The estimated amount of arrearage to be paid for the collateral is in amount of xx.
According to Schedule D of xxx dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore, the unsecured portion is $xxx	Loan Modification agreement was made between borrowex xdate of xx/xx/2015.
The borrower promised to pay the unpaid principal balance of xx with interest rate of 4.125% with P&I of $xxx fixed amortized type and started from the first payment on xx/xx/2015 and to be ended with the maturity date of xx/xx/2035.
The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2035. The unpaid principal balance that has been amortized is xx as an interest bearing amount.
According to the modification agreement made on xx/xx/2015 the new principal is in the amount of xx with interest rate of 4.125%. In addition to this the lender sxxreduce on each of the first, second & third anniversaries of xx/xx/2014 the deferred principle balance in installments equal to the one-third of the deferred principle reduction amount of xx. The lender also agrees to forgive the principal balance permanently in the amount of xx which exceeds 2% of the modified principal amount.
Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 along with estimated Hud-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in state of Ohio. The following state disclosures are missing from the loan file.
1.Equal Credit Availability Notice.
2.Insurance Tying Disclosure."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2019 the subject xx was originated on xx.xxhe chain of assignment has been completed.
There is civil judgment against the borrower xx which was recorded on xx/xx/2005.
There is state tax lien against the borrower xx Tax Section in the amount ofxx recorded on xx/xx/2006.
There is civil judgment against the borrower xx recorded on xx/xx/2008 the amount of lien is unable to be determined.
There is UCC lien against the borrower xx in the favor of xx
xx recorded on xx/xx/2018 the amount of lien is unable to be determined.
2018 Combined annual taxes have been paid in the amount of $xxx	The review of payment history as of date xx/xx/2019, the borrower is performing with the loan and next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied the due date xx/xx/2019. The UPB is reflected in the latest payment history in the amount of xx.	Collections Comments:According to the review of the servicing comments. The borrower is performing with the loan and the next due for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019, in the amount of $xxxh was applied for xx/xx/2019. The UPB reflected in the payment history is in the amount of xx.
Unable to determine the reason for the default and intention of the borrower from the available servicing comments.
No loss mitigation activity has been initiated.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the servicing comments, the foreclosure was initiated in 2013.As per the tape data, the foreclosure was referred to attorney on xx/xx/2013 and the complaint was filed on xx/xx/2015.However, the foreclosure was put on hold due loan modification.
Bankruptcy Comments:The borrower had filed for bankruptcy under chapter-13 with the case#xx on xx/xx/2005. No comment has been found indicating a cram-down. No comment indicating cram down has been found. The case was discharged on xx/xx/2005 and terminated on xx/xx/2014.	This loan modification agreement was made between (borrower) xx xxx, on xx/xx/2017. The borrower promises to make a monthly payment of xx with the rate of interest 2.00%, beginning from xx/xx/2017 till the maturity date of xx/xx/2055. The new principal balance stated in the Modification is in the amount of xx. The lender has deferred the amount of xx from the principal balance. Hence, the interest-bearing amount is xx. The lender has forgiven the principal in the amount of xx. This modification contains the balloon provision total in the amount of xx at the time of maturity date.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Rhode Island. The following state disclosures are missing from the loan file.
1.Appraisal Fee Disclosure
2.Offer of Title Insurance
3.Choice of Title Insurer
4.Choice of Insurer (any type of insurance)
5.Withholding Tax Disclosure
6.Fee Disclosure
7.Notice of Rights
8.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The Updated title report dated xx/xx/2019 shows the xx was originated on xx. The subject xx was recorded on xx/xx/2005 with the instrument xx  The chain of the assignment has been completed. The current assignment is with xx, As Trustee For, xx Securities xx., xx Asset Backed Certificates, Series xx Under The Pooling And Servicing Agreement Dated xx   There is junior xx active found in the amount ofxx which was originated on xx.
 The annual installments of combined taxes for the year 2018 have been paid in the amount of xx . The current ownership is vested in the name of xx
According to the payment history, the borrower is current with the loan and the next payment due date for the payment is xx/xx/2019 .The last payment was received on xx/xx/2019 the P&I is in the amount of $xxxch was applied for xx/xx/2019. The current UPB reflected in the payment history is in the amount of xx.	Collections Comments:The review of comment history shows that the borrower is current with the loan.
According to comment history dated xx/xx/2016 shows that there was damage exists to the roof. The amount of damage has not been found.

The reason for the default of the borrower was Unemployment. No loss mitigation activity has been initiated.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure HUD-1 Closing Statement Missing Required State Disclosures	4: Unacceptable	* DTI > 60% (Lvl 4)	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final Hud-1settelemet statement is missing from the loan file; however, values are updated from itemization which was located at “ xx”."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the late fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Missing Required Disclosures (Lvl 2)     "?List of Services Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at TX State. The following state disclosures are missing from the loan files.
·?TX Loan Agreement Notice
·?Commitment Requirement/Anti-Tying
·?TILA Disclosures in Spanish
·?Home Equity Consumer Disclosure
·?Home Equity Loan Interest and Fees Preclosing Disclosure
·?Home Equity Loan Copies of Documents
·?Home Equity Loan Rescission Notice
·?Fair Market Value of Homestead Property Acknowledgment
·?Home Equity Loan Notice of Address for Borrower Notification of Violation
·?Non-Deposit Investment Product Disclosure Are there any promotional materials?
·?Construction Loan Disclosure."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "?Affiliated Business Form is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.xxhe chain of assignment has been completed. Currently, the xx is with xx
xx  Under The Pooling And
Servicing Agreement Datedxx  which was recorded on xx/xx/2009.
There is a senior xx which was recorded on xx/xx/2005 in the amount of $xxx favor of xx
There is a civil judgment against the borrower xxx which was recorded on xx/xx/2015 in the amount of xx in the  xx.
1st and 2nd installment xx taxes for the year of 2018-2019 have been paid in the amount of xx
No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx was applied on xx/xx/2019. The UPB is xx. The current P&I is xx and PITI is $xxx	Collections Comments:“The present status of the loan is in performing and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount ofxx which was applied on xx/xx/2019. As per the review of the xxx report, the borrower xxx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2008. The case was terminated on xx/xx/2009. The collection comment dated xx/xx/2017 state that the forbearance plan was offered to the borrower for 5 months that was from xx/xx/2018 to xx/xx/2018. The borrower accepted the plan and made her payment as per this plan.
The loan was modified four times since origination.  xx occupied. No repairs and damages have been found.

Update:
According to comments, borrower is current with the loan. No further information was found.
No additional information was found in the collection comments.
Foreclosure Comments: Not Applicable
Bankruptcy Comments: As per the review of the xxx report, the borrower xxx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2008. The case was terminated on xx/xx/2009.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the xxx report, the borrower xxxhad filed bankruptcy under chapter 13 with the case#xx on xx/xx/2008. The case was terminated on xx/xx/2009.	The loan modification agreement was signed between the borrower xxx and the lender xx xx on xx/xx/2013.
The UPB is xx. The borrower promises to pay P&I in the amount ofxx with the modified interest rate of 4.500%, beginning from xx/xx/2013 and the maturity is xx/xx/2035. However, there is a principal reduction alternative. The amount of xx of the principal balance is eligible for forgiveness. (The deferred principal reduction Amount).  If the borrower makes monthly xx payments on time, the lender agrees to forgive xx4.22 of the principal balance of the loan on each of the first, second and third anniversary. The servicer sxxreduce the deferred principal balance of the note in installment equal to one-third of the deferred principal reduction amount.
There is a balloon provision.	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report from origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file,

1.Impound Account Disclosure
2.Cosigner Notice, Private xx Insurance Disclosure
3.Anti-Tying
4.Fair Debt Collection Notice Disclosure
5.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application xx.xxvil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated  business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from loan file."
								* Settlement date is different from note date (Lvl 2) "The loan was originated on xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2019 shows the xx was originated on xx.xxhe subject xx was recorded on xx/xx/2005 with the instrumentxx   The chain of the assignment has been completed. The current assignment is with xx, as Trustee in trust for the registered holders of xx Securities,xx
There are two active mortgages found in the amount of xx and xx. The first xx was originated on xx.xxhe second xx was originated on xx.xxx.
There are two state xx

 The first installments of xx taxes for the year 2018-2019 have been paid in the amount of xx The second installments of xx taxes for the year 2018-2019 are delinquent in the amount of $xxxthe due date of xx/xx/2019. The current ownership is vested in the name of xx (borrower).
According to the payment history as of xx/xx/2019, the borrower is current with the loan. The last payment was received xx/xx/2019 . The payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxxITI is in the amount of xx . The UPB reflected as per the payment history is in the amount of $xxx	Collections Comments:The review of comment history shows that the borrower is current with the loan.
The subject property has been occupied by the owner. The borrower's intention is to keep the property
The comment history dated xx/xx/2014 shows that there was damage due to water has been found. The amount of check xx has received.  According to comment history dated xx/xx/2017 ,the repairs are 100% done.

Update:
According to comments, the borrower is current with the loan. No further information was found.
No additional information was found in the collection comments.
Foreclosure Comments:As per collection comments the foreclosure was initiated. The file was referred to an attorney xx/xx/2014. The complaint filed as per this document located at “xx ” and”. No further details have been found.
Bankruptcy Comments:The borrower xx , dated xx/xx/2007. The plan was confirmed on xx/xx/2007 and it was discharged on xx/xx/2008. The case was converted from chapter 7 to 13.
The POC was filed on xx/xx/2007, the amount of claim is xx and amount of arrearage isxx . The schedule D of xxx datedxx shows that the amount of claim without deducting the value of the collateral is $xxxthe value of the collateral is xx; however, the unsecured portion isxx There is no comment indicating a cram down. There is no any evidence of cram down.

This step loan modification was made between the borrowers ,xx on xx/xx/2015.
As per modified term, the new principal balance is xx.
The borrower promises to pay the loan in steps beginning from xx/xx/2015 for 246 months in the amount of xx 2 with modified interest rate of 3.250%,
This loan modification has balloon provision.
As per loan modification agreement made on xx/xx/2015. The new principal balance is xx. However, there is principal reduction alternative. The amount of xx of the principal balance is eligible for forgiveness. (The deferred principal reduction Amount).
Latest payment history as of date xx/xx/2019, current UPB as xx. It seems lender has forgiven the total amount of xx.”

Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxissing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Illinois, following state disclosures are missing from the loan files.
1.IL Collateral Protection Insurance Notice
2.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "Operative index is unable to be determined from the loan files."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable

Review of updated title report dated xx/xx/2019 states that the subject xx was originated on xx.
The chain of the assignment has been completed. The current assignment is with xx, which was recorded on xx/xx/2009.
There is an active xx prior to the subject xx, in the favor of xx  xx.,  xx, which was recorded on xx/xx/2000 for the amount of xx.
No active judgments or liens have been found.
The first and second installment combined taxes of 2019 are due in the amount ofxx on xx/xx/2019 and in the amount of xx on xx/xx/2020 respectively.
No prior year's delinquent taxes have been found.
In addition, as per Apartment deed, which was recorded on xx/xx/2000, the property was transferred from xx
The subject xx was originated on xx. However, the subject xx legal shows the xx had deceased on xx/xx/2011.
The review of payment history shows that the borrower is current with the loan and next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount ofxx which was applied for xx/xx/2019. The current UPB reflected in the latest payment history in the amount of xxss	Collections Comments:According to the servicing comments, the borrower is current with the loan.

The review of payment history shows that the borrower is current with the loan and next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxch was applied for xx/xx/2019. The current UPB reflected in the latest payment history in the amount of xx.

Reason for default is unable to be determined.

According to the servicing comment dated xx/xx/2019, the subject property is owner-occupied.

No BPO and inspection reports have been provided.

Update:
According to comments, the borrower is current with the loan. No further information was found.
No additional information was found in the collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* Not all borrowers signed HUD (Lvl 3) "HUD-1 is not signed by the borrowers."	* Missing Required Disclosures (Lvl 2) "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Hawaii State. The required state disclosure Reciprocal Beneficiary/ Civil Union Addendum to Uniform Residential Loan Application missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was recorded on xx/xx/2005 with xx xx Company, xx.
The chain of assignment have been completed as currently the assignment is with xx, as xx  holders of the xx Securities xx., xx Trust xx  Asset Backed Certificates, Series xx recorded on xx/xx/2009.
No active judgments or liens have been found pending.
Property Tax Status;
1) 2nd installment school taxes for the year of 2020 are due on xx/xx/2020 for the amount of xx
2) Annual utility taxes for the year of 2019 are due on xx/xx/2019 for the amount ofxx
3) 2nd installment city taxes for the year of 2019 are due on xx/xx/2019 for the amount of $xxxst installment school taxes for the year of 2019 are due on xx/xx/2019 for the amount of $xxxnnual xx taxes for the year of 2019 have been paid in the amount of $xxx/xx/2019.
6) Annual city taxes for the year of 2019 have been paid in the amount of $xxxxx/2019.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/2019 shows that the borrower is not making regular payments. The loan payment is currently 1 month delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of xx for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 4.000% with P&I in the amount $xxx	Collections Comments:Collection comments available from xx/xx/2013 till xx/xx/2019 shows that the borrower is not making regular payments. The loan payment is currently 1 month delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of xx for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 4.000% with P&I in the amount xx .
Loan Modification agreement was made between borrower “xx ” and lender “xx  date xx/xx/2018.
The borrower agrees to pay the UPB of xx with interest rate of 4.000 % and P&I of $xxx fixed amortized type beginning from first payment date xx/xx/2018 and ends with the maturity date of xx/xx/2035.
The borrower agrees to pay the amount of xx as deferred balance on the maturity date xx/xx/2035. The UPB that has been amortized is xx as an interest bearing amount.
According to the same modification agreement the borrower will have to make a balloon payment of $xxxe maturity date of xx/xx/2035.
According to the available collection comments, the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2016. The complaint was filed on xx/xx/2017. The foreclosure judgment was entered on xx/xx/2017; however, the foreclosure process was put on hold due to modification plan given to borrower under loss mitigation activity with effective date of xx/xx/2018.
The borrower had not filed bankruptcy.
The subject property is owner occupant with no visible damages or repairs.

Foreclosure Comments:According to the available collection comments, the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2016. The complaint was filed on xx/xx/2017. The foreclosure judgment was entered on xx/xx/2017; however, the foreclosure process was put on hold due to modification plan given to borrower under loss mitigation activity with effective date of xx/xx/2018.
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower “ xx xxx.” on effective date xx/xx/2018.
The borrower agrees to pay the UPB of xx with interest rate of 4.000 % and P&I of xx  with fixed amortized type beginning from first payment date xx/xx/2018 and ends with the maturity date of xx/xx/2035.
The borrower agrees to pay the amount of xx as deferred balance on the maturity date xx/xx/2035. The UPB that has been amortized is xx as an interest bearing amount.
According to the same modification agreement the borrower will have to make a balloon payment ofxx   at the maturity date of xx/xx/2035.
Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019, shows that the subject xx was originated on xx. The chain of assignment has not been completed. The latest assignment is withxx which was recorded on xx/xx/2009. However, it should be with “xx There is one junior xx in the favor of xx xx of xx originated on xx.00, which was recorded on xx/xx/2005. No active judgments or liens have been found. Annual installment of combined jurisdiction tax of 2018 has been paid in the amount of xx on xx/xx/2019. No prior year delinquent taxes have been found.	According to the review of payment history as of xx/xx/2019, the borrower is current with the loan. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx PITI is in the amount of xx The UPB reflected in the amount of xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is in the performing and the borrower is current with the loan. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected in the amount of xx.
 The loan modification agreement was made between (borrower)xx  and (Lender)xx
The foreclosure was initiated and the file was referred to an attorney on xx/xx/2013. However, as per the comment dated xx/xx/2013, the foreclosure was stopped as the borrower had filed bankruptcy.
The borrower Lorena Salazar had filed bankruptcy under chapter-13 with the case # xx on xx/xx/2009. The debtor was standardly discharged on xx/xx/2014 and case got terminated on xx/xx/2014.
The servicing comment dated xx/xx/2019, the subject property has been occupied by the owner. The latest BPO is not available.  As per collection comment dated xx/xx/2018, the property had damage due to hazard. The lost draft check has been received on xx/xx/2018 from xx in the amount of xx  No comments have been found regarding repairs in latest servicing comments.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2013. However, as per the comment dated xx/xx/2013, the foreclosure was stopped as the borrower had filed bankruptcy.
Bankruptcy Comments:The borrower xx on xx/xx/2009. The POC was filed on xx/xx/2009, the POC amount is xx and the arrearage amount isxx As per the amended chapter 13 plan, the debtor sxxpay to the trustee the sum of $xxxrom xx/xx/2009 to xx/xx/2012. The debtor was standardly discharged on xx/xx/2014 and case got terminated on xx/xx/2014.	This loan modification agreement was made between (borrower xx on xx/xx/2015. The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 3.2500% and new P&I is in the amount of xx beginning from xx/xx/2015. The maturity is xx/xx/2035. An installment of xx will be due and payable in full on xx/xx/2035.	Affiliated Business Disclosure Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the late fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
Late Fees Test: FAIL Loan data 6.000% Comparison data 5.000% Variance +1.000%.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas state. The following state disclosures are missing from the loan file.
1.TX Loan Agreement Notice
2.Commitment Requirement/Anti-Tying
3.TILA Disclosures in Spanish
4.Choice of Insurance Notice
5.Collateral Protection Insurance Disclosure
6.Non-Deposit Investment Product Disclosure Are there any promotional materials?
7.Insurance Solicitation/Post Commitment Requirement
8.Construction Loan Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$7,500.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2019 reflects that the subject xx was originated on xx.xx, which was recorded on xx/xx/2004.
The chain of the assignment has not been completed. The latest was break in an assignment from xx, As Trustee Of xx Securities, xx, Asset-Backed Pass-Through Certificates, Series xx Under The Pooling And Servicing Agreement Dated As Ofxx  Without Recourse to xx., As Attorneyin-Fact For xx xx Company,xx.
 No active liens and judgments have been found against the borrower and the property.
First xx taxes for the year of 2018 have been paid on xx/xx/2019 in the amount ofxx and the second installment are due on for xx/xx/2019 in the amount of xx
No prior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/2019, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount ofxx which was applied for the due date of xx/xx/2019. The UPB reflected in the latest payment history is in the amount of xx.

Collections Comments:According to the review of the servicing comments. The borrower is performing with the loan and the next due for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019, in the amount ofxx which was applied for xx/xx/2019. The UPB reflected in the payment history is in the amount of xx.
Unable to determine the reason for the default of the borrower from the available servicing comments.
No information pertaining to bankruptcy has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:According to the tape date provided by the seller, the foreclosure file was referred to an attorney on xx/xx/2018 and complaint was filed on xx/xx/2018. The motion for summary judgment hearing was scheduled on xx/xx/2018; however, the foreclosure file was put on hold due to the loss mitigation referred by the borrower on xx/xx/2018.
Bankruptcy Comments:Not Applicable	This modification agreement was made between the borrower, xx.” on xx/xx/2018. According to modified terms, the new principal balance is xx and balance is deferred in the amount ofx x and interest-bearing amount xx and principal forgiven in the amount of xx. Borrower promises to pay with fixed interest rate of 3.0 % up-to stated maturity date is xx/xx/2035.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan Program Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Illinois state. The following required state disclosures are missing from the loan file.
1.IL Collateral Protection Insurance Notice
2.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx. The chain of assignment is complete as the subject xx is with the current assignee, xx, AS Trustee for, xx Securities xx., xx Asset Backed Certificates, Series xx , under The pooling and Servicing Agreement dated xx
There is an active junior xx in the amount of xx dated xx/xx/2005 which was recorded on xx/xx/2005 in favor of xx Company.
There is an active junior xx in the amount oxx 0 dated xx/xx/2008 which was recorded on xx/xx/2009 in favor of xx, xx., a not for profit xx organized under the laws of the xx
There are four xx  the borrower in the total amount of xx.2 which was recorded on multiple dates in favor of xx
Annual Combined tax of 2019 has been paid on xx/xx/2019 in the amount ofxx
Annual School tax of 2018 has been paid on xx/xx/2018 in the amount of $xxx	Review of the payment history provided from xx/xx/2013 to xx/xx/2019 reveals that borrower has been the delinquent for 2 months. The last payment was received in the amount of $xxxxx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 4.940%.	Collections Comments:The subject loan is in collection. Review of the collection comments shows that the borrower has been the delinquent for 2 months. The last payment was received in the amount of xx on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 4.940%.
Loan modification agreement was made between the borrower and Lender on xx/xx/2010. The new modified rate is 2.000% and borrower promises to pay P&I in the amount of xx which will get changed periodically that began on xx/xx/2010. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2035. Reason for Modification is Financial Hardship.
There is no information regarding the foreclosure proceeding on the subject property in the available servicing comments.
xxx did not reflect any bankruptcy filed by the borrower.
As per comment dated xx/xx/2015, Borrower xx had deceased on xx/xx/2013 and the death certificate is located at” xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and Lender on xx/xx/2010. The new modified rate is 2.000% and borrower promises to pay P&I in the amount of $xxx which will get changed periodically that began on xx/xx/2010. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2035. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure HUD-1 Closing Statement Initial Escrow Acct Disclosure Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final and executed HUD-1 is available in the loan file but all fees are captured from the unexecuted HUD-1 which is located at "xx" Due to executed copy of final HUD-1 is not legible."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, in the favor of xx xx Company, xx with Instrument# | xx
The chain of assignment has not been completed.

 No Active mortgages, liens, and judgments:
Combined taxes for the year of 2018 have been paid in 1st and 2nd installment in the amount of xx each respectively.	According to the payment history the borrower is current with the loan. The last payment was received on xx/xx/2019 which was applied on xx/xx/2019 and the next due date for payment on xx/xx/2019. The P&I is in the amount of xx The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The review of comment history shows that the borrower is current with the loan.
According to the payment history the borrower is current with the loan. The last payment was received on xx/xx/2019 which was applied on xx/xx/2019 and the next due date for payment on xx/xx/2019. The P&I is in the amount of xx he UPB reflected as per the payment history is in the amount of xx.
The reason for default dated xx/xx/2017 is curtailment of income. The subject property has been occupied by the owner. No comments have been found for damage or repairs. The subject property is in good condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2019 between the borrower’s xx and Lender is xx, xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 4.875 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2019 to xx/xx/2024.This loan contains the balloon provision.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the allowable points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences.

This loan failed the points and fees test. (xx Lender Letter Ann. 06-04)
The points and fees charged to the borrower exceed the greater of 5% of the xx amount or $xxx

This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences.

This loan failed the points and fees test. (Freddie Mac Industry Letter xx/xx/2009)
The points and fees charged to the borrower exceed 5% of the xx amount, or $xxxfor xx amounts of xx or less.
Note, no more than two "Bona Fide - GSE" discount points are excluded from the calculation of the points and fees for purposes of this test"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Ohio State. The following disclosures are missing from the loan file.
1.Equal Credit Availability Notice
2.Insurance Tying Disclosure
3.Non-Deposit Insurance Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 states that the subject xx was originated on xx.xxThe chain of assignment is completed.
There is active junior xx in the amount of xx which was recorded on xx/xx/2013 and filed by ‘xx .
There is a civil judgment in the amount of xx  which was recorded on xx/xx/2009 and filed by xx xx.
The subject xx was originated on xx.xx which is subordinate with the xx originated on xx.xx.
Annual xx taxes have been paid off in the amount of xx
No delinquent taxes have been found for the prior year.
Also the subordinate agreement is found onxx
Review of updated payment history shows that the loan is delinquent for last 30 days. The last payment was received on xx/xx/2019 in the amount of $xxxinterest rate of 3.375% for the due date of xx/xx/2019. The next due date is xx/xx/2019. The latest payment history reflects the UPB is in the amount of xx and deferred amount is xx.	Collections Comments:According to the updated collection comment dated xx/xx/2019 the subject property is occupied by owner and no visible damages/repairs have been found. Exterior condition of property is good. Review of updated payment history shows that the loan is delinquent from lastxxdays.. The last payment was received on xx/xx/2019 in the amount of xx with interest rate of 3.375% for the due date of xx/xx/2019. The next due date is xx/xx/2019. The latest payment history reflects the UPB is in the amount of xx and deferred amount is xx.
Bankruptcy was filed by “ xx  xx/xx/2011. Schedule D of xxx dated xx/xx/2017 shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is xx   Bankruptcy was discharged on xx/xx/2011 and was terminated on xx/xx/2011.
No visible foreclosure case has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy was filed by xx xx/xx/2011. Schedule D of xxx dated xx/xx/2017 shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion isxx Bankruptcy was discharged on xx/xx/2011 and was terminated on xx/xx/2011.
The loan modification agreement was made between “xx, xx.’ (Lender) effective date is xx/xx/2012. The first modified payment has been started on xx/xx/2012 and the new maturity date will be xx/xx/2034. The new modified unpaid principal balance is xx and interest bearing amount is xx. The Borrower made the last payment as per the modification terms with interest rate of 2.00% and modified P&I $xxx	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of Service Providers Document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file.
1.Lead-Based Paint Disclosure
2.xx Loan Application Disclosure
3.Carbon Monoxide Alarms
4.MA Smoke Detector Certificate
5.Notice of the Specific Reason for Denial of Credit
6.Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.xxhe chain of the assignment has been completed. The latest assignment is from xx xx., as Successor for xx Company, as Trustee ofxx ., Asset-Backed PassThrough Certificates, Series xxxx under the pooling and servicing agreement dated as ofxx  to xx, as Trustee in trust for the benefit of the Certificateholders for xx , Asset-Backed Pass-Through Certificates,xx
There are child support liens against the borrower in the favor of xx of xx  Department ofxx which were recorded on xx/xx/2010.
There are 3 state tax liens against the borrower in the favor of The xx
Board of the xx  first in the amount of xx which was recorded on xx/xx/2016, second in the amount of xx which was recorded on xx/xx/2018 and the other in the amount of xx which was recorded on xx/xx/2019.
There arexx  liens against the borrower in the favor ofxx  which were recorded on different dates.
1st and 2nd installment xx taxes for the year of 2018-2019 have been paid in the amount ofxx
No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied on xx/xx/2019. The UPB is xx. The current P&I isxx and PITI is $xxx	Collections Comments:“The present status of the loan is in performing and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied on xx/xx/2019. As per the review of the xx report, the borrower xx had filed bankruptcy under chapter 07 with the case#xx on xx/xx/2005. The debtor plan was discharged on xx/xx/2006. The plan was terminated on xx/xx/2006. The loan was modified once since origination. The xx is loss of income. The property is owner-occupied. No repairs and damages have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the xxx report, the borrower xx had filed bankruptcy under chapter xx debtor plan was discharged on xx/xx/2006. The plan was terminated on xx/xx/2006.	The loan was modified with a Shared Appreciation modification on xx/xx/2014 and a new principal balance is xx and the rate is starting from 2.062% and the borrower promises to pay P&I in the amount of $xxxnning on xx/xx/2014. The maturity is xx/xx/2035. 100% of the deferred balance is eligible for forgiveness in equal installments over 3 years. If the borrower does not default on his new payment to the extent that three or more monthly payments become overdue and unpaid on the last day of any month, then the servicer sxxforgive one-third of the modification effective date, respectively. The lender has agreed to forgive xx of the unpaid principal balance on the modification. However, the forgiven amount exceeds 2% of the modified principal.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required Disclosures Missing Required State Disclosures	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in California State. The following required state disclosures are missing from the loan file.

1.Impound Account Disclosure
2.Cosigner Notice
3.Private xx Insurance Disclosure
4.Earthquake Disclosure forCondominiums
5.Hazard Insurance Disclosure
6.Insurer RecommendationDisclosure
7.CA Fair Lending Notice
8.Anti-Tying Disclosure
9.Privacy Notice
10.Notice of Right to Copy of Appraisal
11.Application for Credit-Married Persons
12.Fair Debt Collection Notice
13.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "The loan was originated on xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title Report dated xx/xx/2019 shows the subject xx was originated on xx.xxThe chain of assignment is complete as the subject xx is currently with xx, As Trustee For, xx Under The Pooling And Servicing Agreement Datedxx
No active judgment or liens are found pending.
According to updated title report, annual combined taxes for the year of 2018 have been paid in the amount of xx No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is currently performing. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied to xx/xx/2019. The next due date is xx/xx/2019. As per payment history, the current UPB is being reflected in the amount of xx.	Collections Comments:As per the review of payment history, the borrower is currently performing. The last payment was received on xx/xx/2019 in the amount of xx which was applied to xx/xx/2019. The next due date is xx/xx/2019. As per payment history, the current UPB is being reflected in the amount of xx.
According to servicing comment, foreclosure is not initiated on the loan.
Review of xx  bankruptcy is not initiated on the loan.
Subject property is owner occupied. No information has been found regarding any damage or repair.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable
This loan modification was done on xx/xx/2014 between the xx (Borrower) & xx xx (Lender). The amortization type is fixed and new unpaid Principal balance is xx and lender defer in the amount of $xxxh was paid on maturity date and lender is agree to forgiven the principal in the amount of xx. As per modification agreement interest bearing amount is xx and modification original rate is 2.000 % and Monthly P&I is xx. The modification payment start date is xx/xx/2014 and new maturity date is xx/xx/2035.	Affiliated Business Disclosure xx Insurance Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the first lien lender fees test due to one of the following findings"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the first lien lender fees test due to one of the following findings:
The loan is a first lien xx with a principal amount that is greater than or equal to $xxxthe sum of all lender fees exceeds the greater of 0.25% of the principal amount or $xxx fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest.
Loan data is $xxxh is compared with $xxxvariance is xx."
* MI, FHA or MIC missing and required (Lvl 2)     "MI Certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 states that the subject xx was originated on xx.xx with the xx xx Company, xx which was recorded on xx/xx/2004.
The chain of assignment has been completed.
There is junior xx active against subject property in the amount of xx which was recorded on xx/xx/2006 held byxx  a division of  xx.
There is an active UCC judgment against borrower held by xx, xx. The amount is not available. It was recorded on xx/xx/2018
1st installment of combined taxes has been paid on xx/xx/2019 in the amount of xx
2nd installment of combined taxes has been paid on xx/xx/2019 in the amount of $xxxined 3rd installment of combined taxes has been paid on xx/xx/2018 in the amount ofxx  4th installment of combined taxes has been paid on xx/xx/2018 in the amount of xx
The 4th installment of Utilities charges is delinquent on xx/xx/2019 in the amount of xx . The Good through Date was xx/xx/2019.
The review of payment history as of dated xx/xx/2019 shows that borrower is making payment regularly. The next payment is due on xx/xx/2019. The last P&I payment was received in the amount of $xxx the interest rate of 3.375% which was applied for the due date of xx/xx/2019. The current unpaid principal balance is in the amount of xx.	Collections Comments:As per servicing collection comments the loan is performing. The review of payment history as of dated xx/xx/2019 shows that borrower is making payment regularly. The next payment is due on xx/xx/2019. The last P&I payment was received in the amount of xx with the interest rate of 3.375% which was applied for the due date of xx/xx/2019. The current unpaid principal balance is in the amount of xx.
The loan modification agreement was made between  , xx (Lender) on xx/xx/2016 with a new principal balance of  xx with fixed rate of 3.375%. The borrower promised to pay  monthly P&I payment in the amount of $xxxnning on xx/xx/2016  till the maturity date of xx/xx/2035.The borrower had also promise to pay the deferred balance in the amount of  xx on the maturity date on xx/xx/2035.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between xx(Borrower) and xx xx Company, xx (Lender) on xx/xx/2016 with a new principal balance of xx with fixed rate of 3.375%. The borrower promised to pay monthly P&I payment in the amount of xx eginning on xx/xx/2016 till the maturity date of xx/xx/2035.The borrower had also promise to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2035.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the disclosure."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in "NJ" State. The following disclosures are missing in loan files.
1) NJ Attorney Disclosure
2) Unacceptability of Insurance Notice
3) Attorney Disclosure II
4) Tax Bill Information
5) Private Well Testing
6) Choice of Insurer Disclosure
7) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the disclosure."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title Report dated xx/xx/2019 shows the subject xx was originated on xx.
The chain of assignment is complete as the subject xx is currently with xx, As Trustee For, xx Securities xx., xx Asset Backed Certificates, xx   Under The Pooling And Servicing Agreement Dated xx
There are eight state tax lien judgments against the borrower found open in the total amount ofxx  favor of xx  which were recorded on xx/xx/2005, xx/xx/2010, xx/xx/2004, xx/xx/2011, xx/xx/2006, xx/xx/2012, xx/xx/2018 and xx/xx/2018.
According to updated title report, annual combined taxes for the year of 2018 have been paid in the amount of xx No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than 60 days. The last payment was received on xx/xx/2019 in the amount of $xxxch was applied to xx/xx/2019. The next due date is xx/xx/2019. As per payment history, the current UPB is being reflected in the amount of xx.	Collections Comments:The loan is currently in collection. As per the review of payment history, the borrower is delinquent more than 60 days. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied to xx/xx/2019. The next due date is xx/xx/2019. As per payment history, the current UPB is being reflected in the amount of xx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2018. Foreclosure sale was schedule for xx/xx/2018. According to servicing comment dated xx/xx/2018, foreclosure process was stop due to reinstatement. No more evidences are available regarding further foreclosure proceedings.
Borrower has filed bankruptcy under Chapter 13, case # xx on xx/xx/2003. The case was terminated on xx/xx/2005.
Reason for default unable to be confirmed from the servicing comment.
Subject property is owner occupied. No information has been found regarding any damage or repair.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2018. Foreclosure sale was schedule for xx/xx/2018. According to servicing comment dated xx/xx/2018, foreclosure process was stop due to reinstatement. No more evidences are available regarding further foreclosure proceedings.
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter 13, case # xx on xx/xx/2003. The case was terminated on xx/xx/2005.
This loan modification was done on xx/xx/2016 between the xx (Lender).  The amortization type is fixed and new unpaid Principal balance is xx and modification original rate is 3.250 % and Monthly P&I is xx  The modification payment start date is xx/xx/2016 and new maturity date is xx/xx/2026.
According to modification agreement borrower will have a balloon payment due at maturity in the approximate amount of xx.	Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.xxhe chain of xx assignment has been completed. Currently, the xx assignment is with xx
There are liens and judgment open these are as follows:
1) There are twelve code enforcement liens open against the subject property in the favor of City of xx  which were recorded on different dates.
2) There are six code enforcement liens (for unsafe structures) open against the subject property in the favor of  xx, a political subdivision of the state of Florida which were recorded on xx/xx/2016, xx/xx/2017, xx/xx/2017, xx/xx/2017, xx/xx/2017 &xx/xx/2018. The amount is not given in the lien supporting documents.
3) There is an civil judgment open against the borrower in the favor ofxx  in the amount of xx which was recorded on xx/xx/2010.
Annual combined taxes of 2018 have been paid in the amount of xx	The payment history dated as of xx/xx/2019 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx and it was applied for the due date of xx/xx/2019. The current P&I isxx and interest rate is 2.00%. The current unpaid principal balance is in the amount of xx and modification deferred balance remained in the amount ofxx	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections and currently performing.
The payment history dated as of xx/xx/2019 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount ofxx and it was applied for the due date of xx/xx/2019. The current P&I isxx and interest rate is 2.00%. The current unpaid principal balance is in the amount of xx and modification deferred balance remained in the amount of $xxxlable servicing comment and documents in file reveal that loan is in foreclosure since 2018. As per seller tape data, the file was referred to attorney completed on xx/xx/2018. Foreclosure was put on hold due to loss mitigation. The foreclosure was closed due to loan was modified on xx/xx/2019. The borrower has made first payment (due date of xx/xx/2019) as per this MOD.
Previously, the loan was in foreclosure and the foreclosure was contested xx/xx/2017 for additional fees. Comment dated xx/xx/2017 states that litigation matter was resolved. No further details have been found.
No bankruptcy filing has been found by borrower.
The loan modification agreement was made between borrower and xx, xx on xx/xx/2019 with the new modified unpaid principal balance is xx. From UPB, the principal balance was deferred in the amount ofxx
According to collection comment dated xx/xx/2018, the property previously had damages and as per inspection report dated xx/xx/2018, the 50% of repairs was completed for repairs. Comment dated xx/xx/2018 states that damages have been reported to the property as per the inspection report dated xx/xx/2018. The damages reported to window boarded, dimont. Comment dated xx/xx/2019 states that as per inspection report dated xx/xx/2018 the property was vacant and the damages report to dimont, hole in soffit. No further details have been found. Latest xxx Report is not available in the loan file.

Update:
According to comments on xx/xx/2021, foreclosure was initiated. As per comment dated xx/xx/2022, borrower was in repayment plan. The borrower is current on the loan following the final repayment on xx/xx/2022. According to the comment of xx/xx/2022, foreclosure was cancelled due to reinstatement. No further information was found.
No post-close bankruptcy record has been found.
According to comment dated xx/xx/2022, work is still in process to get roof repaired.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2018. As per seller tape data, the file was referred to attorney completed on xx/xx/2018. Foreclosure was put on hold due to loss mitigation. The foreclosure was closed due to loan was modified on xx/xx/2019. The borrower has made first payment (due date of xx/xx/2019) as per this MOD.
Previously, the loan was in foreclosure and the foreclosure was contested xx/xx/2017 for additional fees. Comment dated xx/xx/2017 states that litigation matter was resolved. No further details have been found.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrower and xx, xx on xx/xx/2019 with the new modified unpaid principal balance is xx. From UPB, the principal balance was deferred in the amount of xxx . The interest bearing amount was xx with interest rate 2.00% and the modified P&I was xx 01. The first modified payment due date was xx/xx/2019 and the maturity date will be xx/xx/2035.
The balloon payment is due at maturity in the approximate amount of xx.	Affiliated Business Disclosure HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. However, itemization is available in the loan file located at "xx". The value are updated from itemization. Also, the itemization copy is illegible."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "CE Risk Indicator is Moderate due to loan failed the prepayment penalty test.
The loan charges a prepayment penalty. Prepayment penalty mortgages are not eligible for sale to Freddie Mac."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following required state disclosures are missing from the loan file.
1.Anti-Coercion Notice
2.Title Insurance Disclosure
3.Radon Gas Disclosure
4.Insurance Sales Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "Operative Index value is unable to be determined."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business Disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report dated xx/xx/2019 shows that the subject xx was recorded on xx/xx/2005 with xx Company. The chain of assignment have been completed as currently the assignment is with xx, As Trustee for, xx Securities xx., xx xx  Asset Backed Certificates, Seriesxx  Under The Pooling and Servicing Agreement datedxx
Active Judgments and Liens;
1) There are total xx  recorded on different dates totaling in the amount of xx All the liens are in the favor ofxx Association xx.
Property Tax Status;
1) Annual xx taxes for the year of 2018 have been paid in the amount of xx  xx/xx/2018.
2) Annual school taxes for the year of 2018 have been paid in the amount ofxx  on xx/xx/2018.
3) Annual utility charges for the year of 2018 have been paid in the amount of xx  on xx/xx/2018.
No prior year delinquent taxes have been found pending.
Review of payment history as of dated xx/xx/2019 shows that the borrower is making regular payments. The loan payment is currently 1 month delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of xx for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 2.000% with P&I in the amount of xx	Collections Comments:Collection comments available from xx/xx/2013 till xx/xx/2019 shows that the borrower is making regular payments. The loan payment is currently 1 month delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of xx for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 2.000% with P&I in the amount of $xxxllection comment dated xx/xx/2017 shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2017. Comment dated xx/xx/2018 shows that the foreclosure process was put on hold as borrower made the trail payment and was given the modification plan with effective date of xx/xx/2018.
The borrower agrees to pay the UPB of xx with interest rate of 2.000 % and P&I of xx 0 with fixed amortized type beginning from first payment date xx/xx/2018 and ends with the maturity date of xx/xx/2035.
The borrower had not filed any bankruptcy.
The current status of loan is collections.

Foreclosure Comments:Collection comment dated xx/xx/2017 shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2017. Comment dated xx/xx/2018 shows that the foreclosure process was put on hold as borrower made the trail payment and was given the modification plan with effective date of xx/xx/2018.
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower “xx effective date xx/xx/2018.
The borrower agrees to pay the UPB of xx with interest rate of 2.000 % and P&I of xx  with fixed amortized type beginning from first payment date xx/xx/2018 and ends with the maturity date of xx/xx/2035.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "COmplianceEase risk indicator is moderate as the loan is failing for late fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test as;
Late Fees Test: FAIL 6.000% 5.000% +1.000%
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Texas, following state disclosures are missing from the loan files.
Commitment Requirement/Anti-Tying
TILA Disclosures in Spanish
Home Equity Consumer Disclosure
Home Equity Loan Interest and Fees Preclosing Disclosure
Home Equity Loan Copies of Documents
Home Equity Loan Rescission Notice
Fair Market Value of Homestead Property Acknowledgment
Home Equity Loan Notice of Address for Borrower Notification of Violation
Choice of Insurance Notice
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement
Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to calculate operative index value from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "According to final HUD-1 the settlement date is xx/xx/2005; however, note date is xx/xx/2005."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.
The chain of assignment has been completed. Currently, the assignment is with xx  , as Trustee for  xx Securities xx., xx Trust xx Asset Backed Certificates, Seriesxx , Under the Pooling and Servicing Agreement dated xx
1) Renewed Judgment has been found pending against the borrower xx which was recorded on xx/xx/2017 in the favor of   xx D/xx/Axx  xx , the amount of judgment has not been provided.
2) The final judgment has been found pending against the borrower xx which was recorded on xx/xx/2017 in the amount of xx in the favor of xx
3) There is a criminal judgment in the favor of State of Florida in the amount of xx  which was recorded on xx/xx/2014.
4) There is a criminal judgment in the favor of State of Florida in the amount ofxx  which was recorded on xx/xx/2014.
5) There is Code Enforcement Lien found pending against the borrower xx which was recorded on xx/xx/2015 in the amount of xx but this lien is not against subject property.
The combined annual taxes for the year 2018 have been paid in the amount ofxx
No delinquent taxes have been found for the prior year.
The review of payment history as of dated xx/xx/2019 shows that the borrower has been delinquent for 1 month and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx for the due date of xx/xx/2019. The current UPB reflected is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in the collection and the next due date for the payment is xx/xx/2019. The review of payment history as of dated xx/xx/2019 shows that the borrower has been delinquent for 1 month and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount oxx for the due date of xx/xx/2019. The current UPB reflected is in the amount of xx. The Comment dated xx/xx/2019 states that the reason for default was illness of borrower. The comment dated xx/xx/2019 indicates that the subject property is owner-occupied and is in good condition. The loan modification agreement was made between (Borrower) xx and (Lender) xx, xx on xx/xx/2017. No damage and repairs have been found. No information pertaining to bankruptcy and foreclosure have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between (Borrower) xx on xx/xx/2017. The modified new principal balance is xx with an interest rate of 2 % and a P&I of $xxxhe first payment started from xx/xx/2017 with the maturity date of xx/xx/2034. According to Balloon Payment Disclosure, the borrower had also given the promise to pay the Ballon Payment in the amount of xx on the maturity date on xx/xx/2034. The loan has been modified thrice since origination.	Affiliated Business Disclosure Missing Required State Disclosures	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed.
As per the appraisal report dated xx/xx/2014, the subject property is Manufactured Home. The addendum to the appraisal located at"xx" reflects the serial number as xx and the wheels, axles, and hitch have been removed. The xx does not list the VIN# in its description. The final title policy is available in the file but no ALTA 7 endorsement is attached. The affidavit of affixation is not available in the loan file. The updated title report located at (xx) shows that subject property type is a Mobile home and Mobile Home Rider is not included in the xx."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the predatory lending guidance test.
This loan failed the points and fees test."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Florida. The following state disclosures are missing from the loan file.
Radon Gas Disclosure
Insurance Sales Disclosure
Title Insurance Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per the final HUD1, the settlement date is xx/xx/2004 which is different from the Note date of xx/xx/2004."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2019 the xx was originated on xx.xxhe chain of assignment has been completed. The subject xx is with xx  Company, As Trustee For xx Trustxx  Asset Backed Certificates, Series X2.
No any active judgment and lien have been found.
2018 xx annual taxes have been paid in the amount of xx
2019 Village annual taxes is paid in the amount of xx
According to the payment history as of xx/xx/2019 shows that the borrower is current with the loan and the next due date is xx/xx/2019. The last payment is reflecting in the payment history on xx/xx/2019 with the stated current rate is 3.125 % and P&I is in the amount of $xxxr the payment history, the current unpaid principal balance is being reflected in the amount of xx.	Collections Comments:The current status of the loan is in collection. According to the payment history as of xx/xx/2019 shows that the borrower is current with the loan and the next due date is xx/xx/2019. The last payment is reflecting in the payment history on xx/xx/2019 with the stated current rate is 3.125 % and P&I is in the amount of $xxx the payment history, the current unpaid principal balance is being reflected in the amount of xx.
The borrower xxx had filed bankruptcy under chapter 7 with case# xx on xx/xx/2011 and plan was discharged on xx/xx/2011 which was terminated on xx/xx/2011. POC not filed by lender.
The loan has been modified since the origination.
No comments have been found regarding the foreclosure.
The reason for default of borrower is unemployment or decreased income.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Update:
According to comments, the borrower is current with the loan. No further information was found.
No additional information was found in the collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xxx had filed bankruptcy under chapter 7 with case# xx on xx/xx/2011 and plan was discharged on xx/xx/2011 which was terminated on xx/xx/2011. POC not filed by lender. s	The loan modification agreement was made between borrowerxx on xx/xx/2015. The new principal balance as per mod is xx with interest rate of 3.125% and P&I asxx with fixed amortized type and it was beginning from first payment date on xx/xx/2015 and ends with the maturity date of xx/xx/2035. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2035. The UPB that has been amortized is xx as an interest bearing amount. The modification does not contain balloon payment.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx recorded on xx/xx/2005 with  xx Company, xx.
The chain of assignment have been completed as currently the assignment is with xx, as Trustee for xx Trust xx Asset Backed Certificates, Series xx recorded on xx/xx/2010.
No active judgments or liens have been found pending.
Property Tax Status;
1) 2nd installment combined taxes for the year of 2018 are due on xx/xx/2019 for the amount of xx
2) 1st installment combined taxes for the year of 2018 have been paid in the amount of xx
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/2019 shows that the borrower is not making regular payments. The loan payments are currently 4 months delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of $xxxhe due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 2.000% with P&I in the amount oxx	Collections Comments:Collection comments available from xx/xx/2013 till xx/xx/2019 shows that the borrower is not making regular payments. The loan payments are currently 4 months delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of xx for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 2.000% with P&I in the amount of $xxx Modification agreement was made between borrower “xx .” on effective date xx/xx/2016.
The borrower agrees to pay the UPB of xx with interest rate of 2.000 % and P&I ofxx with fixed amortized type beginning from first payment date xx/xx/2016 and ends with the maturity date of xx/xx/2035.
The borrower agrees to pay the amount of xx  deferred balance on the maturity date xx/xx/2035. The UPB that has been amortized is xx as an interest bearing amount.
In addition there is a clause in the agreement that xx  from the deferred principal balance is eligible for forgiveness.
The borrower xxx xx on xx/xx/2010. The plan was confirmed on xx/xx/2010. The plan was later discharged on xx/xx/2015 and was fully terminated on xx/xx/2015.
The foreclosure was not initiated in the loan.
According to the inspection report dated xx/xx/2019 located   xxthat the subject property is owner occupied and overall property condition is good. No damages and repairs have been noted on xx.xxUpdate:
According to comments, foreclosure was initiated. As per comment dated xx/xx/2022, borrower was unemployed forxx months due to a family emergency. According to the comments of xx/xx/2022, foreclosure was cancelled due to reinstatement. No further information was found.
No additional information was found in the collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower  xx on xx/xx/2010. The plan was confirmed on xx/xx/2010. The plan was later discharged on xx/xx/2015 and was fully terminated on xx/xx/2015.
The POC was filed on xx/xx/2011 in the claim amount of xx with arrearage in the amount xx
Loan Modification agreement was made between borrower “xx” and lender “xx, xx.” on effective date xx/xx/2016.
The borrower agrees to pay the UPB of xx with interest rate of 2.000 % and P&I xx  with fixed amortized type beginning from first payment date xx/xx/2016 and ends with the maturity date of xx/xx/2035.
The borrower agrees to pay the amount xx   as deferred balance on the maturity date xx/xx/2035. The UPB that has been amortized is xx as an interest bearing amount.
In addition there is a clause in the agreement that 7xx from the deferred principal balance is eligible for forgiveness.
Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "Below State Disclosures are missing from loan file;
Equal Credit Availability Notice
Insurance Tying Disclosure
Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business disclosure is missing from loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.xxhe chain of the assignment has been completed. The latest assignment is with xx, As Trustee For xx Securities xx., xx, Asset-Backed Certificates, Series xx  which was recorded on xx/xx/2018.
There is a junior xx in the favor of xx, xx in the amount of xx which was recorded on xx/xx/2004 with the instr/book/page xx
There is a junior xx in the favor of xx in the amount of $xxx was recorded on xx/xx/2005 with the instr/book/page # xx
There are three water sewer liens in the favor of Thexx  xx in the total amount oxx  which was recorded on xx/xx/2013, xx/xx/2012 and xx/xx/2019.
There are three state tax liens in the favor of Division of Employment security in the total amount ofxx  which was recorded on xx/xx/2013, xx/xx/2019 and xx/xx/2018.
There is a state tax lien in the favor of xx  which was recorded on xx/xx/2018.
There are 8 civil judgments in the favor of different plaintiffs in the total amount of xxwhich was recorded on different dates.
There is a child support lien in the favor ofxx  which was recorded on xx/xx/2011.
Annual installment of combined jurisdiction tax of 2018 has been paid in the amount of $xxx/xx/2018.
No prior year delinquent taxes have been found.	According to the review of payment history as of xx/xx/2019, the borrower has been delinquent for 8 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of xx and PITI is in the amount of $xxxB reflected in the amount of xx.	Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for xx months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx PITI is in the amount ofxx 1. The UPB reflected in the amount of xx.
The reason for default has not been mentioned in the latest collection comments.
The loan modification agreement was made between (borrower) xx and (Lender) xx, xx on xx/xx/2015.
The foreclosure was initiated and the file was referred to an attorney on xx/xx/2018 and the complaint was filed on xx/xx/2018. The comment dated xx/xx/2018 shows that the sale has been scheduled on xx/xx/2019. However, the foreclosure was put on hold and the sale has been canceled as the borrower had filed bankruptcy on xx/xx/2018.
The borrower xx # xx on xx/xx/2018. The plan has been confirmed on xx/xx/2019. The date of the last filing is xx/xx/2019.
The servicing comment dated xx/xx/2018, the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update:
According to comments on xx/xx/2022, the borrower has been out of work for xx  months sick due to COVID-19. Now she is currently working with HUD. According to the comment of xx/xx/2022, bankruptcy was filed by the borrower in 2018 with case #xx. As per comment dated xx/xx/2023, bankruptcy is still open. No further information was found.
No foreclosure record has been found.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2018 and the complaint was filed on xx/xx/2018. The comment dated xx/xx/2018 shows that the sale has been scheduled on xx/xx/2019. However, the foreclosure was put on hold and the sale has been canceled as the borrower had filed bankruptcy on xx/xx/2018.
Bankruptcy Comments:The borrower xxx had bankruptcy under chapter 13 with the casxx on xx/xx/2018. The plan has been confirmed on xx/xx/2019. As per the chapter xx plan, the debtor sxxpay to the trustee the sum of xx 0 per month forxx months. The POC was filed by creditor xx Company on xx/xx/2019 with the secured claim amount is xx and arrearage amount is xx 4. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion isx x The date of the last filing is xx/xx/2019.	This loan modification agreement was made between (borrower)xxx and (Lender) xxx, xx on xx/xx/2015.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 4.125% and new P&I is in the amount of xx beginning from xx/xx/2015. The maturity is 1xx/xx/2015. The interest bearing amount is xx and the deferred balance in the amount of xx. An installment of xx will be due and payable in full on xx/xx/2035.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the first lien prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees First Lien Test:  The Loan data is $xxxparison data is $xxxd the variance is +$xxx loan failed the first lien prohibited fees test.
The loan has fees that are prohibited for this license type.
No lender sxxcharge, require, or receive any points or other fees of any nature whatsoever, except insurance and a 1%
origination fee, whether from the buyer or the seller or any other person, except that the lender may charge bona fide expenses paid by the lender to any other person or entity for services actually performed in connection with a loan. In addition, if the loan is for the construction or improvement of residential real estate, the lender may charge a fee not to exceed 1% of the loan amount for inspection and disbursement of the proceeds of the loan to third parties.
This means that fees are prohibited unless specifically allowed (as described above). Some fees may be considered prohibited compensation to the lender unless the "Compensation To" xx indicate otherwise."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Missouri State. The following required state disclosures are missing from the loan file.
1.MO Collateral Protection Act Notice
2.Borrower's Choice of Insurer orAgent"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "The settlement date is xx/xx/2004 which is not aligned with the note date xx/xx/2004. However, the settlement date is different from the note date."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.
The chain of assignment has been completed.  Currently, the xx is with xx, As Trustee for, xx Securities xx., xx Trusxx  Asset-Backed Certificates, Series xx , Under The Pooling And Servicing Agreement Datedxx  which was recorded on xx/xx/2009.
No active liens and judgments have been found.
1st installment of combined jurisdiction tax of 2019 has been paid in the amount of xx  on xx/xx/2018.
2nd installment of combined jurisdiction tax of 2019 has been paid in the amount ofxx  on xx/xx/2019.
1st installment of School jurisdiction tax of 2019 has been paid in the amount of xx 2 on xx/xx/2018.
2nd installment of School jurisdiction tax of 2019 has been paid in the amount ofxx  on xx/xx/2019.
No prior year delinquent taxes have been found.	According to the review of payment history as of xx/xx/2019, the borrower has been delinquent for 111 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2010 and the next due date for payment is xx/xx/2010. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected in the amount of xx.	Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for xxx months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2010 and the next due date for payment is xx/xx/2010. The P&I is in the amount of xx and PITI is in the amount of $xxx UPB reflected in the amount of xx.
The reason for default has not been mentioned in the latest collection comments.
As per the loss mitigation status report (D  xx  ) of bankruptcy case #xx, the debtor was approved for a trial modification plan which was beginning from xx/xx/2019 till xx/xx/2019 with a payment ofxx The debtor has completed the trial modification period and is now awaiting the final modification acceptance package from xx Home xx.
The foreclosure was initiated. The file was referred to an attorney on xx/xx/2013. As per the updated title report located at xx the complaint was filed on xx/xx/2016 and as per the document located atxx the judgment was entered on xx/xx/2018. As per the comment dated xx/xx/2018, the foreclosure sale has been scheduled on xx/xx/2018. However, the foreclosure was put on hold as the borrower filed bankruptcy chapter x x n xx/xx/2018.
The borrower xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. The date of the last filing is xx/xx/2019.
The servicing comment dated xx/xx/2019 shows that the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2013. As per the updated title report located at xx xx  the complaint was filed on xx/xx/2016 and as per the document located at Lnxx  the judgment was entered on xx/xx/2018. As per the comment dated xx/xx/2018, the foreclosure sale has been scheduled on xx/xx/2018. However, the foreclosure was put on hold as the borrower filed bankruptcy chapter 13 on xx/xx/2018.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2019, with the claim amount of xx and the arrearage amount is xx. The amended chapter 13 plan was filed on xx/xx/2019 and waiting for confirmation. As per amended plan, the debtor sxxpay to the trustee the sum ofxx 00 per month for 5 months and xx per month forxx months. The date of the last filing is xx/xx/2019.	Not Applicable	Affiliated Business Disclosure HUD-1 Closing Statement Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD1 document is located at "xx", however; the settlement date is not provided. The loan amount and the other details are matching such as Lender name, property address, etc. hence points and fees updated as per the given document."
* Not all borrowers signed HUD (Lvl 3) "HUD 1 is not signed by the borrower."	* DTI > 60% (Lvl 2) "As per the application the borrower total monthly income is $xxx31, however; total monthly expenses of the borrower is $xxx18 hence the DTI shows greater than 60%."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.
1.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2.NY Interest Rate Disclosure
3.NY Hazard Insurance  Disclosure
4.Tax Escrow Account Designation
5.xx Bankers and Exempt Organizations Preapplication
6.Co-Signer Notice Requirements
7.Default Warning Notice
8.Commitment Disclosure
9.Lock-in Disclosure
10.Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determine."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was recorded on xx/xx/2005 with xx xx Company, xx.
The chain of assignment have been completed as currently the assignment is with xx Company, As Trustee For  xx Asset Backed Certificates, Series xx recorded on xx/xx/2013.
No active judgments or liens have been found pending.
Property Tax Status;
1) Annual utility charges for the year of 2019 are found delinquent for the amount of xx  which were due on xx/xx/2019 with the good through date of xx/xx/2019.
2) Annual xx taxes for the year of 2018 are found delinquent for the amount ofxx  which were due on xx/xx/2018 with the good through date of xx/xx/2019.
3) Annual xx taxes for the year of 2018 have been paid in the amount of xx on xx/xx/2018.	Review of payment history as of dated xx/xx/2019 shows that the borrower is not making regular payments. The loan payment is currently 0 month delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of xx for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate isxx with P&I in the amount of $xxx.	Collections Comments:Collection comments available from xx/xx/2013 till xx/xx/2019 shows that the borrower is not making regular payments. The loan payment is currently 0 month delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of xx for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 7.450% with P&I in the amount ofxx
Foreclosure was initiated in the loan and was referred to attorney on xx/xx/2013. According to the lis pendens with cxx  document located at (Lxx  shows that the foreclosure complaint was filed on xx/xx/2013. Collection comment dated xx/xx/2017 shows that the foreclosure sale was scheduled for xx/xx/2017; however, the foreclosure process was put on hold due to bankruptcy filed by the borrower.
The borrower "  xx on xx/xx/2017. The plan was confirmed on xx/xx/2018.
The loan is currently in active bankruptcy.
According to the residential valuation report dated xx/xx/2018 located atxx condition is average. No damage and repairs have been found latest servicing comments.

Foreclosure Comments:Foreclosure was initiated in the loan and was referred to attorney on xx/xx/2013. According to the lis pendens with cxx document located at (xx ) shows that the foreclosure complaint was filed on xx/xx/2013. Collection comment dated xx/xx/2017 shows that the foreclosure sale was scheduled for xx/xx/2017; however, the foreclosure process was put on hold due to bankruptcy filed by the borrower on xx/xx/2017. No more further information regarding foreclosure activity is available in the collection comments.
Bankruptcy Comments:The borrower "  xx/xx/2017. The plan was confirmed on xx/xx/2018.
The POC was filed on xx/xx/2018 in the total amount of xx with arrearage in the amount of xx.
Not Applicable	Affiliated Business Disclosure HUD-1 Closing Statement Missing Required Disclosures	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is available in the loan file document located at "xx", which is signed by the borrower; however, some points & fees are hand written."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is moderate as the loan is failing for broker fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the broker fees test as;
Broker Fees Test: FAIL $xxx $xxx$xxx
This loan charges one or more prohibited broker fees.
A xx loan broker may not accept any fee in connection with a xx loan, other than an application fee or any credit report fee, property appraisal fee, title examination fee or other bona fide 3rd-party fee actually and reasonably paid or incurred by the licensee on behalf of the borrower, prior to obtaining a written commitment from a qualified lender (setting forth the terms and conditions upon which the lender is willing to make a xx loan to the borrower)."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable

According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.00 which was recorded on xx/xx/1998 with Instrument | Book/Page xx
The chain of assignment has been completed. The current assignment is with  xx , which was recorded on xx/xx/2018.
There is a junior xx against the subject property in the favor of xx, which was originated on xx.00 and recorded on xx/xx/2010 with book/pagexx .
There is a civil judgment against xx in the favor of xx Funding xx and xx, in the amount ofxx
Also, there are two civil judgments against xx in the favor of xx, in the total amount of  xx which were recorded on xx/xx/2018 and xx/xx/2019.
The annual xx taxes for the year 2018 have been paid in the amount of $xxx prior year's delinquent taxes have been found.
Review of the payment history as of xx/xx/2019, the borrower has been delinquent for 1 month and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx , which was applied for xx/xx/2019. The current UPB reflected as per the payment history is in the amount of xx.

Collections Comments:According to the servicing comments, the loan is in collections

Review of the payment history as of xx/xx/2019, the borrower has been delinquent for 1 month and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx  which was applied for xx/xx/2019. The current UPB reflected as per the payment history is in the amount of xx.

Reason for default is death of the borrower.

According to the servicing comment dated xx/xx/2019, the subject property is owner-occupied

No BPO and inspection reports have been provided.

Update:
According to comments, the borrower is current with the loan. No further information was found.
No additional information was found in the collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between the borrower xx . on xx/xx/2011.
The unpaid principal balance was xx with the interest rate of 9.875%. The borrower promises to pay the monthly P&I of x x  beginning from xx/xx/2011. The maturity is xx/xx/2027.
Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in South Carolina. However, the following state disclosures are missing from the loan file:
1. Agent Preference Disclosure.
2. Casualty Insurance Disclosure."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form document is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrowers."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable

Review of updated title report dated xx/xx/2019 states that the subject xx was originated on xx.
The chain of the assignment is missing.
There are a couple of outstanding liens/judgments against borrower/property as follows.
1. There is junior xx in the amount ofxx  which was recorded on xx/xx/2000 and filed by xxxx.
Annual xx and school taxes have been paid in the total amount of xx
Review of the payment history provided from xx/xx/2016 to xx/xx/2019 reveals that borrower has been delinquent for two months. The last payment was received in the amount of x x on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 4.550%. Borrower is currently 2 months behind his scheduled payments.
Collections Comments:As per the collection comment, foreclosure process was initiated in the loan.
It was referred to the attorney on xx/xx/2017.
Comment shows that the complaint was filed on xx/xx/2017.
Currently foreclosure process was put on hold due to bankruptcy efforts.
No further information is available to understand the current status of foreclosure process.
Borrower wants to keep the property. Therefore, he is looking for an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.

Foreclosure Comments:As per the collection comment, foreclosure process was initiated in the loan.
It was referred to the attorney on xx/xx/2017.
Comment shows that the complaint was filed on xx/xx/2017.
Currently foreclosure process was put on hold due to bankruptcy efforts.
No further information is available to understand the current status of foreclosure process.

Bankruptcy Comments:xx had filed bankruptcy under Chapter-13 Case#xx on xx/xx/2017 and the plan was confirmed on xx/xx/2017.
POC was filed on xx/xx/2017 with the secured claim amount of xx and the arrearage of xx
As per the chapter 13 plan, debtor (borrower) will pay to the U.S. Trustee the sum of $xxxfor 60 months.
Amended Chapter 13 Plan was filed on xx/xx/2017 in which debtor (borrower) will pay to the U.S. Trustee the sum of xx .00 for 3 months and sum of $xxx for xx months.
xxx filed on xx/xx/2017 does not show any unsecured portion.
Latest status of FC was on hold due to active bankruptcy.
Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Compliance Ease Risk Indicator is elevated as the loan is failing for GSE (Freddie Mac public guidelines) Prepayment Penalty Term test:
This loan failed the prepayment penalty term test. (xx 2006 Selling Guide, Part IV, 201.02) FAIL
The loan charges a prepayment penalty with a term exceeding 3 years"
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following state disclosures are missing from the loan file.
TX Loan Agreement Notice
Commitment Requirement/Anti-Tying
Home Equity Consumer Disclosure
Home Equity Loan Copies of Documents
Home Equity Loan Rescission Notice
Fair Market Value of Homestead Property Acknowledgment
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2019 the subject xx was originated on xx.
The chain of assignment has not been completed, currently the assignment is with  xx.
There is a junior xx originated on xx.00.
There are no active liens and judgments found against the borrower.
2019 taxes are paid in the amount of xx . No prior delinquency has been found.
According to the payment history as of xx/xx/2019 the borrower has been delinquent for 12 months and the next due is xx/xx/2018. The last payment was received on xx/xx/2019 for the amount of xx (PITI) which was applied to xx/xx/2018.The monthly P&I is xx with an interest rate of 4.125%. The current UPB is reflected in payment history for the amount of xx. The latest payment history shows the payment details as per the ARM change notice located at ("xx") .	Collections Comments:The loan is currently in active bankruptcy. According to the payment history as of xx/xx/2019 the borrower has been delinquent for 12 months and the next due is xx/xx/2018. The last payment was received on xx/xx/2019 for the amount oxx TI) which was applied to xx/xx/2018.The monthly P&I xx with an interest rate of 4.125%. The current UPB is reflected in payment history for the amount of xx. The latest payment history shows the payment details as per the ARM change notice located at ("xx
The process of foreclosure has been initiated, the file was referred to an attorney on xx/xx/2017 and the complaint was filed on xx/xx/2017. However, no further details have been found regarding the foreclosure xx r 13 with case#xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018.
The reason for default is death of the borrower.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Foreclosure Comments:The process of foreclosure has been initiated, the file was referred to an attorney on xx/xx/2017 and the complaint was filed on xx/xx/2017. However, no further details have been found regarding the foreclosure.The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018.
		Bankruptcy Comments:The borrower xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018. The POC was filed on xx/xx/2017 the amount of POC is xx and the arrearage amount is xx. The chapter 13 plan was filed on xx/xx/2017 as per plan the debtor supposes to pay the trustee the amount of $xxx month for 60 months.	Not Applicable		2: Acceptable with Warnings			* Operative index value is unable to confirm (Lvl 2) "Operative index value is unable to determine from the available loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.60 which was recorded on xx/xx/2008.
The chain of assignments has not been provided with the Updated title report.
No active judgments or liens have been found.
Annual combined taxes of 2018 are exempt.
As per the review of payment history as of xx/xx/2019, the borrower is currently delinquent for 1 month and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2019. The current P&I is $xxx and PITI isxx he UPB reflected in the payment history is in the amount of xx.

Collections Comments:The loan is currently in the collection and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2019. The current P&I is $xxx and PITI is $xxxhe UPB reflected in the payment history is in the amount of xx.
The loan was modified on xx/xx/2014.
The borrower xxx had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2014. The plan was confirmed on xx/xx/2015. The debtor was discharged on xx/xx/2019. The date of last filing is xx/xx/2019.
The foreclosure activity has not been found in collection comments.
According to comment dated xx/xx/2019, the subject property is owner occupied.
The borrower intends to keep the property.
No comments have been found indicating damages and repairs to the subject property.

Update:
No additional information found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:
The borrower xxx had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2014. The plan was confirmed on xx/xx/2015. The POC was filed by xx Home xx on xx/xx/2014 with the secured claim amount of xx and the arrearage is $xxxccording to chapter 13 plan dated xx/xx/2014, the debtor sxxpay the trustee $xxx month for 60 months. As per Notice of xx payment change dated xx/xx/2019, the new total payment is $xxx. As per trustee’s final report dated xx/xx/2019, the debtor had the paid the arrears in the amount of $xxx debtor was discharged on xx/xx/2019. The date of last filing is xx/xx/2019.
The loan has been modified between the borrower xx/xx/2014. As per the modified terms, the new principal balance is xx. The lender agrees to forgive the principal in the amount of $xxx23. The borrower promises to pay principal in the amount of xx with the interest rate of 6.015% beginning on xx/xx/2014 till maturity date of xx/xx/2038.	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Alabama State. The Choice of Insurer disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR was not hand dated by the borrower."
								* TIL not hand dated (Lvl 2) "Final TIL was not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.
The chain of assignment has been completed as the loan was originated with xx.
There are twoxx  against the subject property in the favor of thexx  Association, xx., a xx, in the amount ofxx which was recorded on xx/xx/2010 and in the amount of xx  which was recorded on xx/xx/2015.
The annual xx taxes of 2018 have been paid in the amount of
xx
No prior year's delinquent taxes have been found.	Review of the payment history as of xx/xx/2019, the borrower has been delinquent for 26 months and the next due date for payment is xx/xx/2017. The last payment was received on xx/xx/2017 in the amount ofxx , which was applied for xx/xx/2017. The current UPB reflected as per the tape of the payment history is in the amount of xx.	Collections Comments:According to the servicing comments, the loan is in foreclosure.

Review of the payment history as of xx/xx/2019, the borrower has been delinquent for xx months and the next due date for payment is xx/xx/2017. The last payment was received on xx/xx/2017 in the amount of xx , which was applied for xx/xx/2017. The current UPB reflected as per the tape of the payment history is in the amount of xx.

Reason for default is curtailment of income.

According to the servicing comment dated xx/xx/2019, the subject property is has been occupied by unknown party.

No BPO and inspection reports have been provided.

Update:
As per servicing comment dated xx/xx/2021, the modification agreement effective date of xx/xx/2021 shows the new modified unpaid principal balance is xx out of which xx is interest bearing amount and deferred amount is xx. The borrower agreed to pay the modified monthly P&I of xx  with a modified interest rate of 5.00% starting on xx/xx/2021 and continuing until the new maturity date of xx/xx/2061. There is no principal forgiven amount.
As per servicing comment dated xx/xx/2021, foreclosure cancelled due to modification.

Foreclosure Comments:As per comments history, the foreclosure was initiated in 2017 and the file was referred to an attorney on xx/xx/2017. The lis-pendens was filed on xx/xx/2017 with the case#2017xx The final judgment of foreclosure was entered on xx/xx/2018 in the amount of xx. The sale was scheduled on xx/xx/2019; however, it was put on hold as the borrower had filed the bankruptcy under Chapter 13 on xx/xx/2019 and the case was dismissed on xx/xx/2019.
As per comments history dated xx/xx/2019, the new sale date was scheduled on xx/xx/2019. We are unable to determine the outcome of sale as the comments history is available till xx/xx/2019.
Bankruptcy Comments:As per xxx report, the borrowerxx The case was dismissed on xx/xx/2019 and terminated on xx/xx/2019 due to failure to file information.
This modification agreement was signed between the borrower xx,xxxon xx/xx/2014.
The unpaid principal balance was xx with the interest rate of 4.500%. The borrower promises to pay the monthly P&I ofxx  beginning from xx/xx/2014. The maturity is xx/xx/2036. The lender has forgiven principal in the amount of xx. However, the forgiven amount exceeds 2% of the modified principal.

Affiliated Business Disclosure Condo/PUD Rider Initial Escrow Acct Disclosure Missing Dicsloures	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrowers."	* Condo / PUD rider Missing (Lvl 2) "As per appraisal report, the property type is PUD; however, the PUD rider is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per HUD-1, the settlement date is xx/xx/2006; however, as per Note, the loan origination date is xx/xx/2006."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.xx which was recorded on xx/xx/2006.
No assignment has been found; however, the current assignment is with the lender xx xx.
No active liens and judgments have been found.
Annual xx taxes for the year 2018 have been paid on xx/xx/2019 in the amount ofxx
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2019, the borrower is currently delinquent for 2 months and the next due date for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount ofxx which was applied for the due date of xx/xx/2019. The UPB reflected in the latest payment history is in the amount of xx.

Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due date for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount ofxx which was applied for the due date of xx/xx/2019. The UPB reflected in the latest payment history is in the amount of xx.
Unable to determine the reason for the default and intention of the borrower from the available servicing comments.
No loss mitigation activity has been initiated.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower  “  xx on xx/xx/2015 and the plan was confirmed on xx/xx/2018. The POC was filed by the creditor  o xx, xxx  on xx/xx/2015 with the POC amount of xx and the amount of arrearage ixx . As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee in the amount of xx  for the period ofxx months; however, the amended xx was filed by the creditorxx  amount xx and arrearage amount is xx  No comment has been found indicating a cram-down.  Last time bankruptcy was filed on xx/xx/2019.

This step modification agreement was signed between the borrower xx xx/xx/2010. The interest bearing amount is xx with interest rate 2.00% which steps up in 5 steps ending at 5.125%.
The unpaid principal balance is xx and the lender had deferred the principal amount of xx from the new principal balance. Hence, the interest-bearing amount is xx. The borrower promises to pay the monthly  P&I of xx  beginning from xx/xx/2010 and the maturity is dated xx/xx/2050.

Missing Required Disclosures Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
								* Missing Required State Disclosures (Lvl 2) "The subject property is located in Arkansas State. The required state disclosures Choice of Insurance Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 states that the subject xx was originated on xx.00 with the lender xx xx which was recorded on xx/xx/2007.
No assignment has been found; however, the current assignments is with the lender xx xx.
There is no lien/judgment against the borrower.
Annual xx taxes for the year of 2018 have been paid on xx/xx/2019 in the amount of xx and 2019 are due on xx/xx/2020 in the amount of $xxx prior year delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2019, the borrower is currently delinquent for 1 month and the next due date for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount oxx which was applied for the due date of xx/xx/2019. The UPB reflected in the latest payment history is in the amount of xx.

Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019, in the amount of $xxxich was applied for xx/xx/2019. The UPB reflected in the payment history is in the amount of xx.
Unable to determine the reason for the default of the borrower from the available servicing comments.
No loss mitigation activity has been initiated.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the   xx on xx/xx/2018. The POC was filed by the creditor xx xx, xx on xx/xx/2018 with the POC amount of xx and the amount of arrearage is $xxxer the proposed chapter 13 plan the debtor was supposed to pay to the trustee in the amount ofxx  for the period of 60 months. No comment has been found indicating a cram-down.  Last time bankruptcy was filed on xx/xx/2019.

Not Applicable	Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at North Carolina State. The following required state disclosures are missing from the loan file.
1.Amortization Schedule Disclosure
2.Credit Property Insurance Disclosure
3.Fee Agreement
4.Priority of Security Instrument Disclosure
5.Attorney Selection Disclosure"
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the subject xx was originated on xx. As per updated title report the property is currently vested in the name of xx  The chain of assignment has been completed.

As per updated title abstract data there are multiple judgments and liens active against the borrower; but as per report there are no active judgments or liens are found in respect to property address and borrower name.
The annual xx taxes  for the year of 2018-2019 have been paid in the amount ofxx on xx/xx/2019.
The review of payment history as of dated xx/xx/2019 shows that borrower is 1 month delinquent. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2019 in the amount of xx with the interest rate of 6.700% which was applied for the due date of xx/xx/2019. The current unpaid principal balance is in the amount of xx.	Collections Comments:As per servicing collection comments the loan is in active bankruptcy. The review of payment history as of dated xx/xx/2019 shows that borrower is 1 month delinquent. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2019 in the amount oxx with the interest rate of 6.700% which was applied for the due date of xx/xx/2019. The current unpaid principal balance is in the amount of xx.
Borrower has filed Bankruptcy under chapter-13 on xx/xx/2018 with the case#xx. The POC was filed on xx/xx/2018. As per POC the claim is in the amount of xx and the arrearage is in the amount of $xxx plan was confirmed on xx/xx/2018.  The last amended plan was filed on xx/xx/2019. As per order confirming plan the debtor would pay $xxx to trustee for 60 months. The motion for relief was not filed. The Date of Last Filing is xx/xx/2019. The modified plan allows for borrower to submit their regular monthly payment of  $xxxr month from montxx  beginning xx/xx/2019.The motion for relief was not filed. The Date of Last Filing is xx/xx/2019.

Update:
According to comments on xx/xx/2022, bankruptcy was filed by the borrower in 2018 with case #xx. As per comment dated xx/xx/2023, bankruptcy is still open. According to comments on xx/xx/2024, bankruptcy was discharged on xx/xx/2023. No further information was found.
No foreclosure record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx (Debtor) has filed Bankruptcy under chapter-13 on xx/xx/2018 with the case#xx. The POC was filed on xx/xx/2018. As per POC the claim is in the amount of xx and the arrearage is in the amount ofxx The plan was confirmed on xx/xx/2018. The last amended plan was filed on xx/xx/2019. As per order confirming plan the debtor would pay xx to trustee for 60 months. The motion for relief was not filed. The Date of Last Filing is xx/xx/2019. The modified plan allows for borrower to submit their regular monthly payment of xx per month from month 6-60, beginning xx/xx/2019.The motion for relief was not filed. The Date of Last Filing is xx/xx/2019.	Not Applicable	Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "ComplianceEase Risk Indicator is Elevated:
This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in "Florida State". The following disclosures are missing from loan files.

1) Anti-Coercion Notice.
2) Radon Gas Disclosure.
								3) Insurance Sales Disclosure."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.
The chain of the assignment has been completed. Currently, the xx is with xx which was recorded on xx/xx/2003.
1) There is An active civil judgment against the borrowerxx  in the favor of xx. which was recorded on xx/xx/2011 in the amount of xx.
2) There is another civil judgment against the borrower xx  in the favor of xx  which was recorded on xx/xx/2011 in the amount of xx
3) There are ten active IRS liens against the borrowerxx  the favor of Tax Collector of the count ofxx , State ofxx
First in the amount of xx which was recorded on xx/xx/2007.
Second in the amount of xx which was recorded on xx/xx/2017.
Third in the amount of xx  which was recorded on xx/xx/2009.
Fourth in the amount of xx which was recorded on xx/xx/2010.
Fifth in the amount of xx hich was recorded on xx/xx/2011.
Sixth in the amount ofxx hich was recorded on xx/xx/2012.
Seventh in the amount ofxx  which was recorded on xx/xx/2013.
Eight in the amount of xxx which was recorded on xx/xx/2014.
Ninth in the amount of xxx which was recorded on xx/xx/2015.
Tenth in the amount of xxx which was recorded on xx/xx/2016.
The first and second installment xx taxes of 2018-2019 have been paid in the total amount of $xxx delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 29 months and next due date for the payment is xx/xx/2017. The last payment was received from unapplied fund on xx/xx/2019 in the amount of xx for the due date of xx/xx/2016. The UPB is reflected in the amount of xx till the due date of xx/xx/2016.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. According to amended chapter 13 plan dated xx/xx/2019 the debtor sxxpayxx r 1 month, thenxx for a month and $xxxr month for the period of xx months. The proof of claim was filed on xx/xx/2019 with the claim amount of xx and the amount of arrearage is xx.
According to servicing comments, the foreclosure was initiated. The foreclosure complaint was filed on xx/xx/2017. The comment dated xx/xx/2019 states that the foreclosure sale was scheduled on xx/xx/2019. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019.
The review of payment history shows that the borrower has been delinquent for 29 months and next due date for the payment is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of $xxxr the due date of xx/xx/2016. The UPB is reflected in the amount of xx till the due date of xx/xx/2016.
The reason for default as per servicing comment is marital problems.
The comment dated xx/xx/2018 states that the litigation was filed on xx/xx/2018 and the foreclosure was put on hold. However, no details were found regarding the litigation. The comment dated xx/xx/2019 states that the litigation hold was ended on xx/xx/2019.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated. The foreclosure complaint was filed on xx/xx/2017. The comment dated xx/xx/2019 states that the foreclosure sale was scheduled on xx/xx/2019. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. According to amended chapter 13 plan dated xx/xx/2019 the debtor sxxpay $xxx 1 month, then $xxxor month and $xxxr month for the period of 58 months. The proof of claim was filed on xx/xx/2019 with the claim amount of xx and the amount of arrearage is xx.
Not Applicable	Affiliated Business Disclosure Missing Dicsloures Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in California state. The following state disclosures are missing from the loan file.
Impound Account Disclosure
Cosigner Notice
Private xx Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "The ROR transaction date is xx/xx/2003. However, original Note date is xx/xx/2003."
								* Settlement date is different from note date (Lvl 2) "According to final HUD-1, the settlement date is xx/xx/2003. However, original Note date is xx/xx/2003."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The updated title report dated xx/xx/2019 states that the subject xx was originated on xx.A, which was recorded on xx/xx/2007.
The chain of assignment has been completed as the loan was originated with   xx, xx
There is a civil judgment against the borrowers filed by xx, xx, in the amount of $xxxch was recorded on xx/xx/2009.
The first and second installments xx taxes of 2018 have been paid in the total amount of xx
No prior year's delinquent taxes have been found.
The review of the payment history as of xx/xx/2019 shows that the borrower has been delinquent for 11 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxhich was applied for xx/xx/2018. The current UPB reflected in the payment history is in the amount of xx.	Collections Comments:
According to the servicing comments, the loan is in bankruptcy.

The review of the payment history as of xx/xx/2019 shows that the borrower has been delinquent for 11 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2018.  The current UPB reflected in the payment history is in the amount of xx.

Reason for default is an excessive obligation.

According to the servicing comment dated xx/xx/2018, the subject property is owner-occupied.

No BPO and inspection reports have been provided.

Foreclosure Comments:The collection history reveals that the foreclosure was initiated in 2018 and the file was referred to an attorney on xx/xx/2018. The complaint was filed on xx/xx/2018 as per tape data. According to notice of sale in updated title report, the sale was scheduled on xx/xx/2018. However, it was put on hold as the borrower had filed the bankruptcy under Chapter-13 on xx/xx/2018 with the case# xx.
Bankruptcy Comments:The debtor xx had filed the bankruptcy under Chapter-13 on xx/xx/2018 with the case# xx. The POC was filed on xx/xx/2018 with the secured claim of xx and the amount of arrearage was xx. As per second amended plan, the debtor sxxpay to the trustee the sum of xxper month for 1-3 months, xx for 4th month, $xxxfor 5th month, xx for 6-9 months, $xxxr 10-13 months, then xx for 14-59 months and xx for last month. The date of the last filing of bankruptcy was xx/xx/2019.	This modification agreement was signed between the borrower xx and the lender xx xx on xx/xx/2010.
The unpaid principal balance was xx with the interest rate 5.00%. The borrower promises to pay the monthly P&I xx eginning from xx/xx/2010. The maturity is xx/xx/2037.
Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Loan Program Info Disclosure xx Insurance Notice of Servicing Transfer	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "The loan is conventional fixed. As per appraisal report, the LTV is 85.00%; however, PMI Certificate is missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider Document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "We are unable to determine the operative index numerical value from missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.50 which was recorded on xx/xx/2001 with Book/Pagexx
The chain of the assignment has not been completed. Currently, the subject xx is with the lender,   xx. According to the updated title report, no assignment to xx xx,xxxhas been found.
No active judgments or liens have been found against the borrower/the subject property.
Combined annual taxes for the year of 2019 are due in the amount of  xx  on xx/xx/2019. No Prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2019, the borrower is currently delinquent for 4 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount ofxx which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 8.590% and P&I is xx	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 8.590% and P&I is xx The loan has not been modified since the origination. According to comment dated xx/xx/2017, the prior bankruptcy xx discharged on xx/xx/2008.
According to document located at “ xx , the foreclosure was initiated and file was referred to an attorney on xx/xx/2017. The complaint was filed on xx/xx/2017 with the c xx 8. Foreclosure was put on hold due to bankruptcy filing. The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2017. According to comment dated xx/xx/2019, the foreclosure has been suspended.
According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. However, schedule D reflects unsecured portion as xx. Chapter 13 plan dated xx/xx/2017 does not reflect plan for the payment towards the arrearage to the subject creditor. The plan was confirmed on xx/xx/2017.
POC had filed the creditor, xx xx, xx for the secured claim amount of xx and the amount of arrearage of xx n xx/xx/2017.
No latest xxx Report has been found in the loan file. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount oxx  which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 8.590% and P&I isxx  The loan has not been modified since the origination. According to comment dated xx/xx/2017, the prior bankruptcy (xx has been discharged on xx/xx/2008.
According to document located at xx , the foreclosure was initiated and file was referred to an attorney on xx/xx/2017. The complaint was filed on xx/xx/2017 with the cas xx  . Foreclosure was put on hold due to bankruptcy filing. The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2017. According to comment dated xx/xx/2019, the foreclosure has been suspended.
According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. However, schedule D reflects unsecured portion as xx. Chapter 13 plan dated xx/xx/2017 does not reflect plan for the payment towards the arrearage to the subject creditor. The plan was confirmed on xx/xx/2017.
POC had filed the creditor, xx  on xx/xx/2017.
No latest xxx Report has been found in the loan file. No comment pertaining damage to the subject property has been observed.

Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2017.
According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. However, schedule D reflects unsecured portion as xx. Chapter 13 plan dated xx/xx/2017 does not reflect plan for the payment towards the arrearage to the subject creditor. The plan was confirmed on xx/xx/2017.
POC had filed the creditor, xx xx, xx for the secured claim amount of xx and the amount of arrearage ofxx n xx/xx/2017.
Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Origination Appraisal Right of Rescission	4: Unacceptable	* Lost Note Affidavit (Lvl 4) "The subject Note is a "Negotiable Promissory Note" and it is not the xx."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1.Amortization Schedule Disclosure
2.Credit Property Insurance Disclosure
3.Fee Agreement
4.Priority of Security Instrument Disclosure
5.Attorney Selection Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is not signed by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.
Chain of assignment has been completed. Currently, the xx is with xx which was recorded on xx/xx/2006.
There is a junior xx in the amount of xx which was recorded on xx/xx/2006 in the favor of xx, A Federal xx.
There are 2 civil judgments first in the amount of $xxxch was recorded on xx/xx/2014 in the favor of xx , xx and the other in the amount ofxx  which was recorded on xx/xx/2014 in the favor of xx xx.
3rd installment taxes for the year of 2019 have been paid in the amount of $xxxh installment taxes for the year of 2019 have been due in the amount of $xxxt and  2ndinstallment taxes for the year of 2020 have been due in the amount of $xxxd  installment utility charges for the year of 2019 have been due in the amount of xx  1st installment utility charges for the year of 2019 have been delinquent in the amount of $xxx

As per the review of the payment history, the borrower has been delinquent for 8 months and the next payment is due for xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxich was applied for xx/xx/2018. The UPB is xx. The P&I isxx and the PITI is $xxx	Collections Comments:The loan is currently in the bankruptcy and the next payment is due for xx/xx/2018. The last payment was received on xx/xx/2019 in the amount xx which was applied for xx/xx/2018. As per the review of the xxx report, the borrowerxx had filed bankruptcy under chapter 13 with case #xx on xx/xx/2016. The plan was confirmed on xx/xx/2017. The RFD is unable to be determined. The loan was modified once since origination. As per the comment dated xx/xx/2019, the property is owner-occupied. No repairs and damages have been found.
Foreclosure Comments:Per docs available in file, the loan was referred and FC initiated on or around xx/xx/2015 and the complaint was filed on xx/xx/2015.   FC actions were  suspended on xx/xx/2017 , the borrower xxx had filed bankruptcy under chapter 13 with case #xx on xx/xx/2016
Bankruptcy Comments:As per the review of the xxx report, the borrower xxx had filed bankruptcy under chapter 13 with case #xx on xx/xx/2016. The POC was filed on xx/xx/2016 with its secured amount as xx and the arrearage amount as xx. The plan was confirmed on xx/xx/2017.
The amended plan as of xx/xx/2017 shows the borrower has been paying xx  per month for the remaining 53 months of 60.  The second lien has been stripped and the xx balance is not secured.
This step modification agreement was signed between the xx on xx/xx/2014.
The UPB is xx. The borrower promises to pay P&I in the amount of $xxx3.32 with the interest rate of 3.730%, beginning from xx/xx/2014. The maturity is xx/xx/2036. The lender has forgiven principal in the amount of xx. However, the forgiven amount exceeds 2% of the modified principal.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Prepayment Term Test: FAIL 36Months 0Months 36Months.
Prohibited Fees Test: FAIL $xxx $xxx$xxx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test.
(N.J.S.A. §17:11C-23, N.J.A.C. §§3:1-16.2)
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a xx broker sxxhave the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee.
This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file,

1.NJ Application Disclosure
2.Delivery Fee Authorization
3.NJ Attorney Disclosure
4.Unacceptability of Insurance Notice
5.Attorney Disclosure II
6.Tax Bill Information
7.Private Well Testing
8.Lock-In Agreement
9.Commitment Disclosures
10.Choice of Insurer Disclosure
11.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the available loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.A. which was recorded on xx/xx/2007.
The chain of the assignment has been completed. Currently, the xx is with  xx, xx which was recorded on xx/xx/2007.
1) There is a junior xx in the favor of  xx, xx which was recorded on xx/xx/2007 in the amount of xx.
The first and second installment xx taxes of 2018-2019 have been paid in the total amount of xx No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 6 months and next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount ofxx for the due date of xx/xx/2018. The UPB is reflected in the amount of xx till the due date of xx/xx/2018.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2016 and the plan was confirmed on xx/xx/2018. According to amended chapter 13 plan dated xx/xx/2017 the debtor sxxpay $xxxor 12 months and xx per month for the period of 48 months. The proof of claim was filed on xx/xx/2017 with the claim amount of xx and the amount of arrearage is xx.
According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2016. The foreclosure complaint was filed on xx/xx/2016. The foreclosure sale was scheduled on xx/xx/2016. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2016.
The review of payment history shows that the borrower has been delinquent for 6 months and next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount ofxx  for the due date of xx/xx/2018. The UPB is reflected in the amount of xx till the due date of xx/xx/2018.
The loan modification agreement was made on xx/xx/2011 between the borrower xxx and lender xx xx, xx The borrower promises to make a monthly payment ofxx ith the interest rate of 4.750% beginning from xx/xx/2011 till maturity date of xx/xx/2042. The New Principal Balance stated in the modification is xx.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2016. The foreclosure complaint was filed on xx/xx/2016. The foreclosure sale was scheduled on xx/xx/2016. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2016.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2016 and the plan was confirmed on xx/xx/2018. According to amended chapter 13 plan dated xx/xx/2017 the debtor sxxpay $xxxr 12 months and $xxxer month for the period of 48 months. The proof of claim was filed on xx/xx/2017 with the claim amount of xx and the amount of arrearage is xx.
The loan modification agreement was made on xx/xx/2011 between the borrower xx, xx The borrower promises to make a monthly payment of $xxxth the interest rate of 4.750% beginning from xx/xx/2011 till maturity date of xx/xx/2042. The New Principal Balance stated in the modification is xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in California state. The following state disclosures are missing from the loan file.
Impound Account Disclosure
Cosigner Notice
Private xx Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "According to final HUD-1, the settlement date is xx/xx/2007. However, original Note date is xx/xx/2007."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.
The chain of the assignment has been completed. Currently, the xx is with  xx, NA which was recorded on xx/xx/2012.
The annual installment xx & city taxes of 2019 are due in the total amount of $xxx the due date xx/xx/2020 and xx/xx/2019. The annual installment xx and city taxes of 2018 have been paid in the total amount of xx  No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 1 month and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of x x or due date xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter-13 with the case # xx on xx/xx/2017 and the plan was confirmed on xx/xx/2017. The POC was filed by xx xx,xxxon xx/xx/2017 with the secured claim amount of xx and the arrearage in the amount oxx . According to the chapter 13 plan dated on xx/xx/2017, the debtor sxxpay to trustee $xxxmi-monthly for 60 months. The xxx, Schedule-D shows the amount of xx as an unsecured portion out of the amount of claim xx and the value of the collateral is xx. Did not see any comments reflecting cram-down.
The review of payment history shows that the borrower has been delinquent for 1 month and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount ofxx for due date xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.
The loan modification agreement was made on xx/xx/2013 between the borrower xxx and lender  xx The borrower promises to make a monthly payment of xx with the interest rate of 7.125% beginning from xx/xx/2013 till maturity date of xx/xx/2036. The New Principal Balance stated in the modification is xx.
A review of collection comment shows no indication of post-closing foreclosure activity.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter-13 with the case # xx on xx/xx/2017 and the plan was confirmed on xx/xx/2017. The POC was filed by xx xx,xxxon xx/xx/2017 with the secured claim amount of xx and the arrearage in the amount of xx . According to the chapter 13 plan dated on xx/xx/2017, the debtor sxxpay to trustee $xxxmonthly for 60 months. The xxx, Schedule-D shows the amount of xx as an unsecured portion out of the amount of claim xx and the value of the collateral is xx. Did not see any comments reflecting cram-down.	The loan modification agreement was made on xx/xx/2013 between the borrower xxx and lender xx xx, xx The borrower promises to make a monthly payment of $xxx with the interest rate of 7.125% beginning from xx/xx/2013 till maturity date of xx/xx/2036. The New Principal Balance stated in the modification is xx.	Missing Dicsloures Missing Required State Disclosures xx Insurance	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "MI Cert is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of servicing provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xxe state. The following state disclosures are missing from the loan file.
Placement of Insurance Disclosure
Availability of Title Insurance
TN Consent to Disclosure of Insurance Information
Choice of Agent/insurer
								Insurance Solicitation/Post Commitment"		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2019 shows the xx was originated on xx.xxhe subject xx was recorded on xx/xx/2003 with the instrumentxx
The chain of the assignment has been completed. The current assignment is with   xx, xxx
There is a civil judgment in the amount of xx  in favor of xx.
 The first installments of combined taxes for the year of 2019 have been paid in the amount of xx . The second installments of combined taxes for the year of 2019 are due in the amount of xx for the due date of xx/xx/2019. The current ownership is vested in the name ofxx (borrower).

The review of the payment history shows that, the borrower is currently delinquent from more than 7 months and the next due date is for xx/xx/2018. The last payment was received on xx/xx/2019, in the amount of xx , which was applied for xx/xx/2018. The UPB stated in the payment history is xx. The Current P&I is $xxxPITI is $xxxh the interest rate of 4.625%.	Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The reason for default is illness of borrower's wife. The property has been occupied by the owner himself. No damage or repair to the property has been found.
Foreclosure Comments:The foreclosure process was initiated and it was referred to attorney on xx/xx/2018. The complaint was filed on xx/xx/2018 with the  xx The sale was scheduled on xx/xx/2018. The foreclosure process was kept on hold from xx/xx/2018 because of active bankruptcy.
Bankruptcy Comments:The borrower   xx, dated xx/xx/2018. The plan was confirmed on xx/xx/2018.
The post-xx due date was xx/xx/2019. The POC was filed on xx/xx/2018, the amount of claim is xx and amount of arrearage is xx, under chapter 13, the debtor will pay the trustee $xxxonth for 2 months beginning in August 2018 for a total of xx 0, then $xxxmonth for 11 months beginning October 2018 for a total of $xxxn xx per month for 28 months beginning September 2019 for a total of xx, for a grand total of xx.
 The schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx.
There is no any evidence of cram down.

The modification agreement was done on xx/xx/2016, between the (borrower) xx
As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of 4.625% with the modified P&I of $xxxfirst payment date was due on xx/xx/2016 and the new maturity date is xx/xx/2033.
A deferred balance of $xxxeen stated.
Credit Application Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Minnesota State. The following required state disclosures are missing from the loan file.
1.MN Notice of Right to Discontinue Escrow
2.Interest Rate or Discount Point Agreement
3.Conditional Qualification/Approval Disclosure
4.Insurance Disclosure"
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The Servicing Transfer Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2019, there is a tax xx in the amount ofxx  which was recorded on xx/xx/2012 in the favor of Tax Advances Funding. The subject property is located in Texas. This can be cured by paying off the above-said taxes.
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.
Chain of assignment has been completed. Currently, the xx is with xx which was recorded on xx/xx/2004.
There is a tax xx in the amount of xx  which was recorded on xx/xx/2012 in the favor of Tax Advances Funding.
No liens and judgments have been found.
1st installment taxes for the year of 2018 have been paid in the amount ofxx
2nd installment taxes for the year of 2018 have been due in the amount of xx Annual xx taxes for the year of2015/16 have been paid in the amount of xx  No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for 90+ days and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxich was applied for xx/xx/2019. The UPB is xx. The current P&I isxx and PITI is xx	Collections Comments:The loan is currently in active bankruptcy and the next due for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount ofxx and it was applied for the due date xx/xx/2019. The foreclosure was initiated and the file was referred to an attorney and the complaint was filed on xx/xx/2019. The foreclosure was put on hold because the borrower filed bankruptcy chapter 13 case # xx on xx/xx/2016. The RFD is unable to be determined. The loan was never modified since origination. As per the comment dated xx/xx/2019, the property is owner-occupied. No repairs and damages have been found.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney and the complaint was filed on xx/xx/2019.  The foreclosure was put on hold because the borrower filed bankruptcy chapter 13 case # xx on xx/xx/2016.
Bankruptcy Comments:As per the review of the xxx report, the borrower xxx had filed bankruptcy under chapter-13 with the case # xx on xx/xx/2016. The plan was confirmed on xx/xx/2016. The POC was filed xx xx,xxxon xx/xx/2016 amount of the secured claim amount xx and an arrearage in the amount of xx According to the Amended chapter 13 plan dated on xx/xx/2016, the debtor sxxpay to trustee xx per month for 10 months and $xxx per month for 50 months.	Not Applicable	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report from origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file.

1.TX Loan Agreement Notice
2.Commitment Requirement/Anti-Tying
3.TILA Disclosures in Spanish
4.Home Equity Consumer Disclosure
5.Home Equity Loan Interest and Fees Preclosing Disclosure
6.Home Equity Loan Copies of Documents
7.Home Equity Loan Rescission Notice
8.Fair Market Value of Homestead Property Acknowledgment
9.Home Equity Loan Notice of Address for Borrower Notification of Violation
10.Choice of Insurance Notice
11.Collateral Protection Insurance Disclosure
12.Non-Deposit Investment Product Disclosure Are there any promotional materials?
								13.Insurance Solicitation/Post Commitment Requirement"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the subject xx was originated on xx.00 with xxxx which was recorded on xx/xx/2003. The chain of assignment has been completed as the xx is currently with the current assignee  xx
No active judgments or liens have been found against the borrower or subject property.
The combined annual taxes of 2018 have been paid total in the amount ofxx .
No prior year delinquent taxes have been found.

There is issue with the recording instrument as the warranty deed and xx document were recorded in out-of-order. The property was transferred from xx (borrower) through the deed made on xx/xx/2003 and it was recorded on xx/xx/2003 (xx ; however the xx was originated on xx. To solve/cure this issue xx documents needs to be re-recorded in xx to make it in proper sequence.
Review of latest payment history shows that the loan is in delinquency for 13 months. The last payment was received on xx/xx/2019 in the amount of $xxx with interest rate of 3.640% for the due date of xx/xx/2018. The next due date is xx/xx/2018. The current UPB reflected in latest payment history is xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy. The borrower xx had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2017. The POC was filed on xx/xx/2018 with the secured claim amount of xx and arrears in the amount of xx. The plan was confirmed on xx/xx/2017 and as per confirmed plan dated xx/xx/2017 the debtor sxxpayxx monthly for 60 months and arrears total in the amount of xx for 56 months. Motion to modify the plan was filed on xx/xx/2018 and as per this plan the debtor sxxpay $xxxr approving the amended plan was entered on xx/xx/2018. Notice of adjustment to plan payment was filed on xx/xx/2019 and effective from xx/xx/2019 Ch#13 plan payment was decreased by the sum of $xxx for a total payment of xx and this decrease was effective to all the subsequent plan payments.

As per available servicing comments and documents the foreclosure was initiated and the file was referred to attorney on xx/xx/2016. As per provided tape data the complaint was filed on xx/xx/2018. But the file was put on hold due to the bankruptcy filed by borrower on xx/xx/2017 and the loan is in active bankruptcy. No more details have been found regarding the foreclosure.

The loan is in delinquency for 13 months. The last payment was received on xx/xx/2019 in the amount ofxx ith interest rate of 3.640% for the due date of xx/xx/2018. The next due date is xx/xx/2018. The current UPB reflected in latest payment history is xx.
The loan has not been modified since origination.

As per comments the property is owner occupied and no visible damages were reported.
As per death certificate located at "xx " the borrower xxhas deceased on xx/xx/2008.

There is issue with the recording instrument as the warranty deed and xx document were recorded in out-of-order. The property was transferred from xx and spouse xx  on xx/xx/2003 and it was recorded on xx/xx/2003 (xxx ); however the xx was originated on xx. To solve/cure this issue xx documents needs to be re-recorded in xx to make it in proper sequence.
update:
As per comment dated xx/xx/2024, the bankruptcy ch-13 has been discharged, not terminated. The arrears are paid in full, and the borrower pays ongoing. The last payment was received on xx/xx/2024.
As per comment dated xx/xx/2024, the email sent to BK attorney on xx/xx/2024 regarding the subject property has been damaged, and type the damage has unable to be determined. The contractor is ready to start the repairs and waiting for the disbursement.
As per comment dated xx/xx/2024, the servicer received the final pictures of completed roof damage and awaited the final invoice from the contractor and the letter of satisfaction from the borrower.
As per comment dated xx/xx/2024, the insurance claim rexx for half the loss draft claim amount for a deposit of roof work.
As per comment dated xx/xx/2024, there are two endorsed insurance claim checks #xx and xx received in the two different amounts ofxx and xx

Foreclosure Comments:
As per available servicing comments and documents the foreclosure was initiated and the file was referred to attorney on xx/xx/2016. As per provided tape data the complaint was filed on xx/xx/2018. But the file was put on hold due to the bankruptcy filed by borrower on xx/xx/2017 and the loan is in active bankruptcy. No more details have been found regarding the foreclosure.

Bankruptcy Comments:The borrower “xx” had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2017. The POC was filed on xx/xx/2018 with the secured claim amount of xx and arrears in the amount of xx. The plan was confirmed on xx/xx/2017 and as per confirmed plan dated xx/xx/2017 the debtor sxxpay xx monthly for 60 months and arrears total in the amount of xx for 56 months. Motion to modify the plan was filed on xx/xx/2018 and as per this plan the debtor sxxpay $xxxd order approving the amended plan was entered on xx/xx/2018. Notice of adjustment to plan payment was filed on xx/xx/2019 and effective from xx/xx/2019 Ch#13 plan payment was decreased by the sum of x xx for a total payment of x x d this decrease was effective to all the subsequent plan payments.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas State and the following state disclosures are missing from the loan file.
TX Loan Agreement Notice
Commitment Requirement/Anti-Tying
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form document is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 states that the subject xx was originated on xx.
The chain of the assignment is missing.
There are a couple of outstanding liens/judgments against borrower/property as follows.
1. There is senior xx in the amount of $xxxch was recorded on xx/xx/1978 and filed by xx
2. There are two junior mortgages in the total amount of xx which were recorded on different dates and filed by several plaintiffs.
3. There are twelve judgments in the total amount of xx which were recorded on different dates and filed by several plaintiffs.
Combined taxes have been paid in the amount ofxx
Delinquent taxes have been located for the prior year 2018 in the amount of $xxx	Review of the payment history provided from xx/xx/2016 to xx/xx/2019 reveals that borrower has been delinquent for 60 days. The last payment was received in the amount ofxx on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 7.125%. Borrower is currently 2 months behind his scheduled payments.
Collections Comments:Review of the payment history provided from xx/xx/2016 to xx/xx/2019 reveals that borrower has been delinquent for 60 days. The last payment was received in the amount of xx on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 7.125%. Borrower is currently 2 months behind his scheduled payments.
Available servicing comment shows that the subject property is owner occupied and is in ----- condition.
Borrower wants to keep the property.
No damages have been observed.
update:
As per comment dated xx/xx/2024, the bankruptcy has been filed on xx/xx/2018. The RFD is contractually current. The modification is filed on xx/xx/2014 with the maturity date xx/xx/2033.
As per comment dated xx/xx/2022, the borrower filed bankruptcy ch-7 case#xx on xx/xx/2020.
As per comment dated xx/xx/2021, the hardship of the loan is that the borrower husband has passed in 2012, and bk-Ch 13 was dismissed on xx/xx/2018, and bk-Ch 7 has been discharged on xx/xx/2020.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:xxx had filed bankruptcy under Chapter-13 Case#xx on xx/xx/2008 and the plan was confirmed on xx/xx/2009. The debtor was dismissed on xx/xx/2009 and it terminated on xx/xx/2018. POC was filed on xx/xx/2008 with the secured claim amount of xx and the arrearage of xx.94. Debtor (borrower) will pay to the U.S. Trustee the sum of $xxx. xxx filed on xx/xx/2008 does not show any unsecured portion.	Loan modification agreement was made between the borrower and lender on xx/xx/2014. The new modified rate is 7.125% and borrower promises to pay P&I in the amount of xx beginning from xx/xx/2014. The new principal balance is xx. The maturity date is xx/xx/2033.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures xx Insurance	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "LTV is 85.00% which is greater than 80.000%. Hence, MI certificate is required; however, it is missing from the loan file."	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "Following state disclosures are missing from loan file.
Equal Credit Availability Notice,
Insurance Tying Disclosure,
Non-Deposit Insurance Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business disclosure is missing from loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx. The chain of assignment has been completed as the assignment is currently with the current assignee “ xx, xxx.”
There is one IRS lien against the name of borrower which was recorded on xx/xx/2010 in the amount of xx in xx Service.
There are 3 state tax liens against the name of borrower in favor of Texas xx  in the amount of xx which were recorded on xx/xx/2010, xx/xx/2007 and xx/xx/2011.
There are multiple judgments against the name of borrower in the amount of xx in favor of xx which were recorded in between xx/xx/2010-xx/xx/2017.
The annual combined taxes for 2017/2018 have been paid in the amount of xx
No prior year delinquent taxes have been found.
Review of latest payment history shows that the loan is in delinquency for 2 months. The last payment was received on xx/xx/2019 in the amount of $xxxh interest rate of 2.00% for the due date of xx/xx/2019. The next due date is xx/xx/2019. The latest payment history reflects the UPB in the amount of xx.	Collections Comments:The loan is in delinquency for 2 months. The last payment was received on xx/xx/2019 in the amount of $xxxth interest rate of 2.00% for the due date of xx/xx/2019. The next due date is xx/xx/2019. The latest payment history reflects the UPB in the amount of xx.
The loan was modified with an effective date of xx/xx/2017 and according to the mod the new principal balance is xx with a step modification and the rate started from 2.00%. The borrower had given promise to pay P&I in the amount ofxx which had begun from xx/xx/2017 with the new maturity date of xx/xx/2045. The rate changes in 4 steps ending at 4.250%. The lender agreed to less the principal balance of xx  which has been permanently forgiven.

The reason for default is illness of customer. The property is owner occupied. No visible damages were reported.
No comments have been found regarding foreclosure proceedings and bankruptcy filing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified with an effective date of xx/xx/2017 and according to the mod the new principal balance is xx with a step modification and the rate started from 2.00%. The borrower had given promise to pay P&I in the amount of xx which had begun from xx/xx/2017 with the new maturity date of xx/xx/2045. The rate changes in 4 steps ending at 4.250%. The lender agreed to less the principal balance of xx which has been permanently forgiven.	Credit Application Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report at origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of Updated title report dated xx/xx/2019, the subject xx was originated on xx.xx which was recorded on xx/xx/2007.
The chain of assignment has not been provided with the Updated title report.

There is one Notice of Assessment lien against the property in the favor of Secretary of xx  in the amount of xx which was recorded on xx/xx/2017.

There is one state tax lien against the borrower in the favor of Department of the
Treasury - Internal Revenue Service in the amount of xx which was recorded on xx/xx/2018. The  xx  was different than the borrower.
First and second installment xx taxes of 2018-2019 have been paid in the amount ofxx .
As per the review of payment history as of xx/xx/2019, the borrower is currently delinquent for 1 month and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2019. The current P&I is xx and PITI is $xxxB reflected in the payment history is in the amount of xx.

Collections Comments:The loan is currently in collection and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx hich was applied for xx/xx/2019. The current P&I is $xxxPITI is xx he UPB reflected in the payment history is in the amount of xx.
As per comment dated xx/xx/2019, the reason for default is Excessive obligation.
The loan has been modified in 2011.
The foreclosure and bankruptcy details have not been found.
As per comment dated xx/xx/2019, the subject property is owner-occupied.
No comments have been found indicating damages and repairs to the subject property.

Update:
As per comment dated xx/xx/2021, the borrower had completed the 6-month trial plan starting on xx/xx/2021 with xx  PITI.
As per comment dated xx/xx/2021, the prior modification was granted to the borrower on xx/xx/2015 with the forbearance principle of xx.
As per comment dated xx/xx/2021, the 7 payments arrangement was created on xx/xx/2021 and the plan starts date on xx/xx/2021 with an amount xx . The delinquency reason is curtailment of income.
As per comment dated xx/xx/2021, the 6-month trial modification entered on xx/xx/2021, starting on xx/xx/2021.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This Step modification agreement was signed between the borrower o xx, xxx on xx/xx/2011.The Unpaid principal Balance is xx with interest rate 2.00% which steps up in 5 steps ending at 5.493%. The borrower promises to pay the monthly P&I of $xxxnning xx/xx/2011. The maturity is dated on xx/xx/2051. There is deferred balance in the amount of xx of which the lender agrees to forgive the principal in the amount xx	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The Final HUD-1 was not signed by the borrower."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosure is missing in the loan file.
1.Impound Account Disclosure
2.Cosigner Notice
3.Private xx Insurance Disclosure
4.Earthquake Disclosure forCondominiums
5.Hazard Insurance Disclosure
6.Insurer RecommendationDisclosure
7.CA Fair Lending Notice
8.Anti-Tying Disclosure
9.Privacy Notice
10.Notice of Right to Copy of Appraisal
11.Application for Credit-Married Persons
12.Fair Debt Collection Notice
13.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per Note, note date is xx/xx/2007. However, final HUD-1 shows the settlement date is xx/xx/2007."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2019 reflects that the subject xx was originated on xx.xx, which was recorded on xx/xx/2007.
No assignment has been found. The current assignment is with xx.
There is one senior xx was in the favor xx n the amount of xx which was recorded on xx/xx/2005.
No active liens and judgments have been found against the borrower and the property.
Annual xx taxes for the year of 2016, 2017 and 2018 have been paid on xx/xx/2016, 1128/2017 and xx/xx/2018 respectively in the amount of xxand $xxxectively.
No prior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/2019, the borrower is currently delinquent for 1 month and the next due date for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxch was applied for the due date of xx/xx/2019. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the collection and the next due date for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount ofxx , which was applied for the due date of xx/xx/2019. The UPB reflected in the latest payment history is in the amount of xx.
The reason for the default was an illness of the borrower.
No loss mitigation activity has been initiated.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. As per the comment dated xx/xx/2017, the property was damaged due to the hurricane IRMA. The roof was damaged. As per the comment dated xx/xx/2017, the estimated amount of repair wasxx and estimated repair completion percentage was 60.00% on xx/xx/2017. The comment dated xx/xx/2017 reveals that the insurance company provided xx 00 for damages and $xxxuctible for insurance damage which was needed for roof damage.  No further details have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower “xx with the case# xx on xx/xx/2009 and the plan was confirmed on xx/xx/2009. The POC was filed by the creditor xx xx on xx/xx/2009 with the POC amount of xx and the amount of arrearage was xx As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee in the amount of xx for the period of 60 months for the total amount of xx to the trustee. The Schedule-D in xxx shows xx as unsecured portion out of claim amount xx. No comment has been found indicating a cram-down. The motion to avoid lien(doc#38) was filed on xx/xx/2009, the debtor filed this motion to value collateral in the plan. The senior xx which was originated on xx.xx with the lender xxxx. The POC was filed by the creditor(Claim#8) with the claim amount of xx; however, the subject xx was originated on xx.xx which was recorded on xx/xx/2007. As per the appraisal report dated xx/xx/2009 located at “Motion to Value and Determine Secured Status of Lien on Real Property.pdxx the value of the collateral was in the amount of xx; however, the xx xx holds a first priority xx on the property in the amount of xx per POC filed in the bankruptcy(Claim#5) with the POC amount of xx. The xxxx is wholly unsecured. As per the (xx he motion was granted on xx/xx/2009. The Home Loan’s Investment xx claim is a wholly unsecured claim. The bankruptcy case was discharged on xx/xx/2015 and fully terminated on xx/xx/2015.	The loan was modified twice since origination. The last time loan was modified on xx/xx/2014 with the monthly P&I of xx and a fixed rate of interest 4.750%. The new modified principal balance was xx. The lender has deferred the principal balance was in the amount of xx. Hence, the interest bearing amount is xx. The first payment date was xx/xx/2014 and the maturity date was xx/xx/2054; however, as per the payment history, the borrower made the last payment in the amount of $xxx the rate of interest 4.750% which was applied for the due date xx/xx/2019. Also, the deferred balance per payment history tape data is xx; however, there is a reduction in P&I and also the deferred balance and maturity date per tape is xx/xx/2054 which are different from the last modification details which seems that there would be a possibility of another modification. The latest modification agreement is missing from the loan file.	Affiliated Business Disclosure HUD-1 Closing Statement Missing Required State Disclosures Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 along with estimated hud-1 and itemization is missing from the loan file."	* Missing Required Disclosures (Lvl 2) "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Florida state. The following required state disclosures are missing from the loan file.
1.Anti-Coercion Notice
2.Radon Gas Disclosure
3.Insurance Sales Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is not executed and hand dated by the borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx. The chain of assignment is complete as the assignment is currently with xx
There is an active junior xx in the amount ofxx which was recorded on xx/xx/2004 in book/pagxx
There is an active junior xx in the amount of xx which was recorded on xx/xx/2004 in book/pagexx /xx  Agency.
There are two active civil judgments against the borrower in the total amount of xx which was recorded on xx/xx/2010 and xx/xx/2017 in favor of “xx Services NA” and “xx Union”.
Annual Combined tax of 2018 has been paid on xx/xx/2018 in the amount ofxx
Annual Combined tax of 2019 is due on xx/xx/2020 in the amount of $xxx	Review of the payment history provided from xx/xx/2006 to xx/xx/2019 reveals that borrower has been the delinquent for 1 month. The last payment was received in the amount of xx on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 3.750%.	Collections Comments:The subject loan is in collection. Review of the collection comments shows that the borrower has been the delinquent for 1 month. The last payment was received in the amount of xx on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 3.750%.
Loan modification agreement was made between the borrower and Lender on xx/xx/2016. The new modified rate is 3.750% and borrower promises to pay P&I in the amount ofxx which began on xx/xx/2016. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2056. Reason for Modification is Financial Hardship.
No information has been found regarding active foreclosure proceeding on the subject property.
xxx did not reflect any bankruptcy filed by the borrower.
As per comment dated xx/xx/2019, subject property has been occupied by the unknown party.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and Lender on xx/xx/2016. The new modified rate is 3.750% and borrower promises to pay P&I in the amount oxx which began on xx/xx/2016. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2056. Reason for Modification is Financial Hardship.	Credit Application Final Truth in Lending Discl. Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease risk indicator is moderate due to TILA Finance Charge Test, TILA APR Test and Bona Fide Discount Points Test:."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase State Regulation Test Failed due to Bona Fide Discount Points Test:
The loan is a first lien xx and has a principal amount that is greater than or equal to $xxx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA test failed due to following reason;
1. TILA Finance Charge Test shows Loan Data $xxx28, COmparison Data xx and Variance -xx.
The finance charge is xx. The disclosed finance charge of $xxx28 is not considered accurate because it is understated by more than $xxx. TILA APR Test shows Loan data 0.000%, COmparison Data 5.804% and Variance -5.804%.
The annual percentage rate (APR) is 5.804%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
								* Missing Appraisal (Lvl 2) "Appraisal report at the time of origination of the loan is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title Report dated xx/xx/2019 shows the subject xx was originated on xx. A.
The chain of assignment is complete as the subject xx is currently with   xx, xx
There is one civil judgment against the borrower found open in the amount of xx  in the favor of xx which was recorded on xx/xx/2009.
There is one civil judgment against the borrower found open in the amount ofxx  the  favor of xx which was recorded on xx/xx/2016.
According to updated title report, annual combined taxes for the year of 2016, 2017 & 2018 have been paid in the total amount of xx	As per the review of payment history, the borrower is delinquent more than 60 days. The last payment was received on xx/xx/2019 in the amount of $xxxch was applied to xx/xx/2019. The next due date is xx/xx/2019. As per payment history, the current UPB is being reflected in the amount of xx.	Collections Comments:The loan is currently in collection. As per the review of payment history, the borrower is delinquent more than 60 days. The last payment was received on xx/xx/2019 in the amount of xx which was applied to xx/xx/2019. The next due date is xx/xx/2019. As per payment history, the current UPB is being reflected in the amount of xx.
The loan is currently in active foreclosure. The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2017. Summon & complaint of foreclosure was filed dated on xx/xx/2017. According to servicing comment dated xx/xx/2017, foreclosure process closed due to reinstatement.   No more evidences are available regarding further foreclosure proceedings.
Borrower has filed bankruptcy under xx . The case was discharged on xx/xx/2010 and terminated on xx/xx/2010.
Reason for default unable to be confirmed from the servicing comment.
Subject property is owner occupied.
No information has been found regarding any damage or repair.
Update:
No additional information regarding the collection comment has been found.

Foreclosure Comments:The loan is currently in active foreclosure. The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2017. Summon & complaint of foreclosure was filed dated on xx/xx/2017. According to servicing comment dated xx/xx/2017, foreclosure process closed due to reinstatement.   No more evidences are available regarding further foreclosure proceedings.

Bankruptcy Comments:Borrower has filed bankruptcy under Chapter 7, case # xx on xx/xx/2010. Motion for relief was filed on xx/xx/2010. The case was discharged on xx/xx/2010 and terminated on xx/xx/2010.	Not Applicable	xx Insurance	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prepayment term test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.
According to note there is prepayment penalty is initiated on the loan for the 24 months which is compared with 0 month and variance is 24 months."
								* MI, FHA or MIC missing and required (Lvl 2) "MI Certificate is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 states that the subject xx was originated on xx.xx with thexx. which was recorded on xx/xx/2003 with instrument.
Currently the xx is with xx xx.
There is junior xx active against subject property in the amount of xx which was recorded on xx/xx/2008 held by xx
No active judgments or liens have been found.
The review of payment history as of dated xx/xx/2019 shows that borrower is delinquent for 1 month. The delinquency period was started from xx/xx/2019 to as of xx/xx/2019. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2019 in the amount of xx with the interest rate of 4.500% which was applied for the due date of xx/xx/2019. The current unpaid principal balance is in the amount of xx.	Collections Comments:As per servicing collection comments the loan is in collections. The review of payment history as of dated xx/xx/2019 shows that borrower is delinquent for 1 month. The delinquency period was started from xx/xx/2019 to as of xx/xx/2019. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2019 in the amount ofxx with the interest rate of 4.500% which was applied for the due date of xx/xx/2019. The current unpaid principal balance is in the amount of xx.
The loan has been modified on xx/xx/2018. As per agreement the new principal balance is in the amount of xx. The amount $xxxeferred from new principal balance. The total interest bearing principal is in the amount of xx. The borrower promises to pay P&I in the amount of $xxx the interest rate of 4.500% which began on xx/xx/2018. The maturity date of agreement is xx/xx/2033.
 No evidence of property damages are found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the xx (Lender) on xx/xx/2018. As per agreement the new principal balance is in the amount of xx. The amounxx is deferred from new principal balance. The total interest bearing principal is in the amount of xx. The borrower promises to pay P&I in the amount of $xxx the interest rate of 4.500% which began on xx/xx/2018. The maturity date of agreement is xx/xx/2033.	Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in "South Carolina". The following disclosures are missing from loan files.

1) Agent Preference Disclosure.
2) Casualty Insurance Disclosure."
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of service transfer disclosures is missing from loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xxhich was recorded on xx/xx/2005.
The chain of the assignment has been completed. Currently, the xx is with xx, xxx which was recorded on xx/xx/2011.
The first and second installment combined taxes of 2019 have been paid in the total amount ofxx No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 1 month and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx.70 for the due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.	Collections Comments:According to servicing comments, the loan is the collection. The review of payment history shows that the borrower has been delinquent for 1 month and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx for the due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.
The step loan modification agreement was made on xx/xx/2014 between the borrower xx and lender xxx's Servicing Company. The borrower promises to make a monthly payment ofxx  with the interest rate of 2.000% for 60 months, then xx  with the interest rate of 3.000% for 12 months, then $xxxthe interest rate of 4.000% for 12 months andxx  with the interest rate of 4.250% beginning from xx/xx/2021 till maturity date of xx/xx/2054. The deferred balance amount is xx and the interest-bearing amount is xx. The New Principal Balance stated in the modification is xx.
A review of collection comment shows no indication of post-closing foreclosure activity.
No information pertaining to bankruptcy has been found.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step loan modification agreement was made on xx/xx/2014 between the borrower xx The borrower promises to make a monthly payment of xx with the interest rate of 2.000% for 60 months, then $xxx the interest rate of 3.000% for 12 months, then xx with the interest rate of 4.000% for 12 months and xx with the interest rate of 4.250% beginning from xx/xx/2021 till maturity date of xx/xx/2054. The deferred balance amount is xx and the interest-bearing amount is xx. The New Principal Balance stated in the modification is xx.	Affiliated Business Disclosure Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL xx -$xxxfinance charge is xx. The disclosed finance charge of xx is not considered accurate because it is
understated by more than $xxxsing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx state. The following state disclosures are missing from the loan file.
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure
NY Hazard Insurance  Disclosure
Tax Escrow Account Designation
xx Bankers and Exempt Organizations Pre-application
Part 80 Disclosure
Alternative xx Transaction Disclosures
Co-Signer Notice Requirements
Default Warning Notice
Smoke Alarm Affidavit
xx Real Property Escrow Account Disclosure
Sub-prime Home Loan Counseling Disclosure
Sub-prime Home Loan Tax and Insurance Payment Disclosure
Sub-prime Home Loan Disclosure
Commitment Disclosure
Lock-in Disclosure
Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business form is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 states that the subject xx was originated on xx.xx with the xx  which was recorded on xx/xx/2007 with instrument | book/Page no xx
Currently the xx is with xx xx, xxx
The annual xx taxes for the year of 2018 have been paid on xx/xx/2018 in the amount of $xxxctive judgments or liens have been found.

There is junior xx active against subject property originated on xx.xx which was recorded on xx/xx/2007 held by xx xx, xxx with instrument | book/Page no #xx
The subordination agreement was recorded on xx/xx/2014 between both mortgages.
The all utility charges and property taxes are paid in the combined amount of $xxx	The review of payment history as of dated xx/xx/2019 shows that borrower is delinquent for 1 month. The delinquency period was started from xx/xx/2019 to as of 0xx/xx/2019. The next payment is due on xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx with the interest rate of 2.00% which was applied for the due date of xx/xx/2019. The current unpaid principal balance is in the amount of xx.	Collections Comments:As per servicing collection comments the loan is in collections. The review of payment history as of dated xx/xx/2019 shows that borrower is delinquent for 1 month. The delinquency period was started from xx/xx/2019 to as of 0xx/xx/2019. The next payment is due on xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx with the interest rate of 2.00% which was applied for the due date of xx/xx/2019. The current unpaid principal balance is in the amount of xx.
The loan was modified with an effective date of xx/xx/2016.The new principal balance is in the amount of xx to a step modification and the rate was started from 2.000%. The amount xx is deferred from the principal balance. The amount xx has been forgiven from new principal balance. The total interest bearing principal is in the amount of xx. The borrower had given promise to pay P&I in the amount of $xxxnning on xx/xx/2016 with a new maturity date of xx/xx/2056.  The rate changes in 3 steps ending at 3.500% with P&I in the amount ofxx
Borrower had filed bankruptcy under chapter-7 with the case#xx on xx/xx/2018. Post-xx due date xx/xx/2018, the debtors were discharged on xx/xx/2018 and terminated on xx/xx/2018.The date of last filing was xx/xx/2018.
The evidence of property damage has not been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx, xx    (Joint Debtor) had filed bankruptcy under chapter-7 with the case#xx on xx/xx/2018. Post-xx due date xx/xx/2018, the debtors were discharged on xx/xx/2018 and terminated on xx/xx/2018.The date of last filing was xx/xx/2018.
The loan was modified with an effective date of xx/xx/2016.The new principal balance is in the amount of xx to a step modification and the rate was started from 2.000%. The amount xx is deferred from the principal balance. The amounxx has been forgiven from new principal balance. The total interest bearing principal is in the amount of xx. The borrower had given promise to pay P&I in the amount ofxx eginning on xx/xx/2016 with a new maturity date of xx/xx/2056. The rate changes in 3 steps ending at 3.500% with P&I in the amount of xx	Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Loan application is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk indicator is "Moderate".

This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation,
Delivery of all material disclosures, whichever occurs last."
* ComplianceEase TILA Test Failed (Lvl 2)     "Compliance Ease TILA Test failed.
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation,
Delivery of all material disclosures, whichever occurs last."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in "Virginia" state. The Copy of Appraisal or Statement of Appraised Value disclosure is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by all borrowers."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 states that the subject xx was originated on xx. which was recorded on xx/xx/2006.
The chain of the assignment is missing.
There are a couple of outstanding liens/judgments against borrower/property as follows.
There is xx lien in the amount of $xxxich was recorded on xx/xx/2018 and filed by xx.
Annual xx taxes have been paid in the amount of xx
Review of the payment history provided from xx/xx/2016 to xx/xx/2019 reveals that borrower has been delinquent for 30 days. The last payment was received in the amount ofxx on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 9.630%. Borrower is currently 1 month behind his scheduled payments.
Collections Comments:As per comments, the subject property had some damages due to hurricane IRMA. Comment dated xx/xx/2017 shows that the property is located at FEMA declared disaster area. The subject property is damaged due to hxx r comment dated xx/xx/2017 drawxx had been received from xx in the amount of xx From the comments it is not clear whether this damage has been repaired or not. No latest BPO is available in the file to determine the current condition of property.
Review of the payment history provided from xx/xx/2016 to xx/xx/2019 reveals that borrower has been delinquent for 30 days. The last payment was received in the amount ox x on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 9.630%.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the xx and borrower promises to pay P&I in the amount of xx beginning from xx/xx/2013. New principal balance is xx. The maturity date is xx/xx/2046.
Forgiven amount is xx	Credit Application Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing in the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title Report dated xx/xx/2019 shows the subject xx was originated on xx.
The chain of assignment is complete as the subject xx is currently with xx
No active judgment or liens are found pending. No delinquent taxes have been found for the prior years.
According to updated title report, annual xx taxes for the year of 2018 have been paid in the amount of xx	As per the review of payment history, the borrower is delinquent more than 60 days. The last payment was received on xx/xx/2019 in the amount of xx which was applied to xx/xx/2019. The next due date is xx/xx/2019. As per payment history, the current UPB is being reflected in the amount of xx.	Collections Comments:The loan is currently in collection. As per the review of payment history, the borrower is delinquent more than 60 days. The last payment was received on xx/xx/2019 in the amount of xx which was applied to xx/xx/2019. The next due date is xx/xx/2019. As per payment history, the current UPB is being reflected in the amount of xx.
According to servicing comment, foreclosure is not initiated on the loan.
Review of xxx, bankruptcy is not initiated on the loan.
According to servicing comment, reason for default is illness of borrower.
Subject property is owner occupied. No information has been found regarding any damage or repair.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification agreement was done on xx/xx/2014 between the xx, N. A. (Lender). The amortization type is fixed and new unpaid Principal balance is xx. Lender will waive delinquent interest and fees in the amount of $xxx12 and modification original rate is 7.000 % and Monthly P&I is xx modification payment start date is xx/xx/2015 and new maturity date is xx/xx/2026.
Affiliated Business Disclosure xx Insurance Notice of Servicing Transfer	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "MI Certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title Report dated xx/xx/2019 shows the subject xx was originated on xx.
The chain of assignment is complete as the subject xx is currently with  xx, N. A.
There is one junior xx found open in the amount of xx 00 favor of   , xx., a Georgia non-profit public xx which was recorded on xx/xx/2014.
There is one civil judgment against the borrower found open in the amount oxx favor of  xx which was recorded on xx/xx/2016.
There is one state tax lien judgment against the borrower found open in the amount of xx favor of xx  which was recorded on xx/xx/2018.
According to updated title report, annual combined taxes for the year of 2018 was paid in the amount of xx No active judgment or liens are found pending.	As per the review of payment history, the borrower is delinquent more than 30 days. The last payment was received on xx/xx/2019 in the amount of xx which was applied to xx/xx/2019. The next due date is xx/xx/2019. As per payment history, the current UPB is being reflected in the amount of xx.	Collections Comments:The loan is currently in collection. As per the review of payment history, the borrower is delinquent more than 30 days. The last payment was received on xx/xx/2019 in the amount oxx which was applied to xx/xx/2019. The next due date is xx/xx/2019. As per payment history, the current UPB is being reflected in the amount of xx.
According to servicing comment, foreclosure is not initiated on the loan.
Review of xxx, bankruptcy is not initiated on the loan.
According to servicing comment, reason for default is excessive obligations.
Subject property is occupied by owner. According to servicing comment dated xx/xx/2019, subject property is damage. Nature of damage is roof and estimated cost of repair is unable to be confirmed from servicing comment. Latest servicing comment does not show that repair is completed

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification was done on xx/xx/2014 between thexx The amortization type is fixed and new unpaid Principal balance is xx and lender agreed to forgiven the principal in the amount of xx. As per modification agreement interest bearing amount is xx and modification original rate is 9.000 % and Monthly P&I ixx The modification payment start date is xx/xx/2014 and new maturity date is xx/xx/2035.	Affiliated Business Disclosure xx Insurance Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test
TILA Foreclosure Rescission Finance Charge Test
TILA APR Test"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxoan data is xx which is compared with $xxx.43 and variance is xx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxis loan failed the TILA APR test.
The annual percentage rate (APR) is 11.363%. The disclosed APR of 10.738% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
Loan data is 10.738% which is compared with 11.363% and variance is -0.625%."
* MI, FHA or MIC missing and required (Lvl 2)     "MI Certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 states that the subject xx was originated on xx.
The chain of assignment is missing.
No lien/judgment found against the borrower/property.
xx taxes have been paid in the amount of xx
No delinquent taxes have been found for the prior year.
Review of the payment history provided from xx/xx/2016 to xx/xx/2019 reveals that borrower has been delinquent for 60 days. The last payment was received in the amount of xx on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 5.153%. Borrower is currently 2 months behind his scheduled payments.
According to Deferral agreement dated xx/xx/2017 located atxx , the deferred balance is xx	Collections Comments:Review of the payment history provided from xx/xx/2016 to xx/xx/2019 reveals that borrower has been delinquent for 60 days. The last payment was received in the amount of xx on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 5.153%. Borrower is currently 2 months behind his scheduled payments.
Borrower wants to keep the property. Therefore, he is looking for an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.
As per the collection comment, foreclosure process was initiated in the loan.
It was referred to the attorney on xx/xx/2018.
Comment shows that the complaint was filed on xx/xx/2018.
Currently foreclosure process was put on hold due to loss mitigation.
No further information is available to understand the current status of foreclosure process.
Affidavit of publication is present in the loan file ("xx

Foreclosure Comments:As per the collection comment, foreclosure process was initiated in the loan.
It was referred to the attorney on xx/xx/2018.
Comment shows that the complaint was filed on xx/xx/2018.
Currently foreclosure process was put on hold due to loss mitigation.
No further information is available to understand the current status of foreclosure process.
Affidavit of publication is present in the loan file ("xx .

Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Second page of HUD1 is not complete as HUD1 is present in the file however points and fees are available till 1307, remaining part after section 1307 is missing."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "ROR Transaction date is xx/xx/2004 and the note date is xx/xx/2019, which is not consistent with Note and HUD."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.  xx of Indiana and also was recorded on xx/xx/2005.
The chain of assignment is complete. The latest assignment of xx is with  xx, NA
There is a senior xx against the subject property in favor of  , xx. in the amount of xx  and it was recorded on xx/xx/1999.
No active judgments or liens have been found pending.
Annual taxes are in the amount of xx
No prior delinquent taxes have been found pending.
Provided payment history as of xx/xx/2019, reveals that the loan is in delinquency for 01 month. The next due date for the payment is xx/xx/2019. The last payment of xx/xx/2019 was received on xx/xx/2019 in the amount of xx . According to the payment history the current unpaid principal balance is being reflected in the amount of xx.	Collections Comments:Loan is in delinquency. Provided payment history from xx/xx/2016 to xx/xx/2019 reveals that the loan is in delinquency for 01 month. The next due date for the payment is xx/xx/2019. The last payment of xx/xx/2019 was received on xx/xx/2019 in the amount of xx According to the payment history the current unpaid principal balance is being reflected in the amount of xx.
According to the servicing comment dated xx/xx/2019, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is excessive obligations. The borrower made last payment as per loan modification on xx/xx/2019. The loan has been modified twice since origination. The loan modification was last made effective from xx/xx/2011.
The borrower promised to pay the unpaid principal balance of xx with interest rate of 4.125% with P&I of $xxx step amortized type and started from the first payment on xx/xx/2011 and to be ended with the maturity date of xx/xx/2035. The rate changes in 02 steps ending at 5.000%.
No information pertaining to foreclosure has been found in the latest 24 months servicing comments.
The borrower xx had filed bankruptcy under chapter 03 with case # xx on xx/xx/2014 and the plan was confirmed on xx/xx/2015. The bankruptcy case was discharged on xx/xx/2016 and also got terminated on xx/xx/2016.
Update:
As per comment dated xx/xx/2022, Borrower has filed bankruptcy Chapter 13, Case # xx, on xx/xx/2014, discharged on xx/xx/2016, and closed on xx/xx/2016.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 03 with case # xx on xx/xx/2014 and the plan was confirmed on xx/xx/2015. The bankruptcy case was discharged on xx/xx/2016 and also got terminated on xx/xx/2016.
According to the amended chapter 13 plan dated xx/xx/2015, the debtor sxxpay to the trustee the sum of $xxxmonth for 36 months. The total amount of debt to be distributed by the trustee is in the amount ofxx. The estimated amount of arrearage to be paid for the collateral is in the amount ofxx
Schedule D of xxx dated xx/xx/2014 shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore, the unsecured portion is xx. No information regarding cram down has been found in the bankruptcy case.
Loan Modification agreement was made between borrower xx on effective date of xx/xx/2011.
The borrower promised to pay the unpaid principal balance of xx with interest rate of 4.125% with P&I ofxx  with step amortized type and started from the first payment on xx/xx/2011 and to be ended with the maturity date of xx/xx/2035. The rate changes in 02 steps ending at 5.000%.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator shows moderate due to Points Test failed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the points test. (AC §5-19-4)
The "points" (total amount of fees paid to the lender or broker) exceed 5% of the original principal balance. A creditor may, pursuant to a consumer credit transaction contract secured by an interest in real property, charge and collect points in an amount not to exceed five percent of the original principal balance in the case of a closed-end consumer credit transaction, or five percent of the total line of credit in the case of an open-end credit plan. Points may be paid in cash at the time of the consumer credit transaction, or may be deducted from the proceeds and included in the original amount financed or financed under the open-end credit plan. Points sxxbe in addition to all other charges, are fully earned on the date of the consumer credit transaction, and may be excluded from the finance charge for the purpose of computing any finance charge credit or refund."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in state of Alabama. The following state disclosure is missing from the loan file.
Choice of Insurer."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.” which was recorded on xx/xx/2006 with Book/Pagexx The chain of assignment has been completed. The last assignment is with the lender, “xx ”.
There is one senior xx against the subject property in the favor ofxx for the amount of xx which was recorded on xx/xx/2002 with Book/Pagexx
Annual xx taxes for the year of 2018 have been paid on xx/xx/2019 in the amount of xx No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/2019, the borrower is delinquent for 1 month and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 6.250 % and P&I is xx	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount ofx x which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 6.250 % and P&I isxx The loan has not been modified since the origination.
The borrower, "xx" had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2007. The plan was confirmed on xx/xx/2007. According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. The creditor xx xx, xx. had filed the POC on xx/xx/2007 with the secured claim of xx and the arrearage of xx . According to chapter 13 trustee's final report dated xx/xx/2013, the debtor had paid the arrearage in the amount of xx The case was discharged on xx/xx/2013 and was terminated on xx/xx/2013.

According to comment dated xx/xx/2019, the subject property is owner occupied. No foreclosure activity has been found in the loan file. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, "xx" had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2007. The plan was confirmed on xx/xx/2007. According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. The creditor xx , xx. had filed the POC on xx/xx/2007 with the secured claim of xx and the arrearage of $xxxccording to chapter 13 trustee's final report dated xx/xx/2013, the debtor had paid the arrearage in the amount ofxx he case was discharged on xx/xx/2013 and was terminated on xx/xx/2013.	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at “xx”, which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 5.014%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: FAIL Loan Data: 0.000% Comparison Data: 5.014% Variance: -5.014%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Kentucky State. The following required state disclosures are missing from the loan file.
1.Insurance Sales
2.Fair Housing Notice
3.Homeownership Protection Center Disclosures
4.Notice of Free Choice of Agent or Insurer
5.VA Application Disclosure
6.Choice of Settlement Agent Disclosure
7.Disclosure of Charges For Appraisal or Valuation
8.Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2019 the subject xx was originated on xx.
The chain of assignment has not been completed, no latest assignment has been found.
There are no active liens and judgments found against the borrower.
2017 & 2018 school, xx taxes are paid in the amount of xx . No prior delinquency has been found.

According to the payment history as of dated xx/xx/2019 the borrower has been delinquent for 1 month and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 for the amount ofxx (PITI) which was applied xx/xx/2019. The monthly P&I is $xxx with an interest rate of xx . The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The loan is currently in Collection.
Review as per servicing comments state that the borrower has been delinquent for 1 month, as the borrower is not paying the P&I regularly. The last payment was received in the amount ofxx  The payment history states that the current UPB is of xx. Available servicing comment shows that the subject property is owner occupied. According to comment dated xx/xx/2019, borrower stated reason for default as curtailment of income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower and Lender on xx/xx/2010. The new modified rate is 2.570 % and borrower promises to pay P&I in the amount of $xxx that began on xx/xx/2010 through xx/xx/2013. Further, with an interest rate of 3.570 % and the P&I in the amount of xx beginning from xx/xx/2013 through xx/xx/2014. Further, with an interest rate of 4.570 % and the P&I in the amount ofxx ginning from xx/xx/2013 through xx/xx/2014. Further, with an interest rate of 5.375% and the P&I in the amount of $xxx beginning from xx/xx/2015 with the maturity date of xx/xx/2050. The new principal balance is xx. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -xx
This loan failed the TILA finance charge test.

TILA APR Test: FAIL Loan Data 5.738% Comparison Data 9.498% Variance -3.760%
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -xx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA APR Test: FAIL Loan Data 5.738% Comparison Data 9.498% Variance -3.760%
This loan failed the TILA APR test.
The annual percentage rate (APR) is 9.498%. The disclosed APR of 5.738% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file.
1.TX Loan Agreement Notice
2.Commitment Requirement/Anti-Tying
3.TILA Disclosures in Spanish
4.Home Equity Consumer Disclosure
5.Home Equity Loan Interest and Fees Preclosing Disclosure
6.Home Equity Loan Copies of Documents
7.Home Equity Loan Rescission Notice
8.Fair Market Value of Homestead Property Acknowledgment
9.Home Equity Loan Notice of Address for Borrower Notification of Violation
10.Choice of Insurance Notice
11.Collateral Protection Insurance Disclosure
12.Non-Deposit Investment Product Disclosure Are there any promotional materials?
13.Insurance Solicitation/Post Commitment Requirement
14.Construction Loan Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unable to determine from the available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form Disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per the final HUD-1 the settlement date is xx/xx/2003, which is different from note date however, the note date is xx/xx/2003."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title Report dated xx/xx/2019 shows the subject xx was originated on xx.xxhis was recorded on xx/xx/2006.
There is no assignment found.
There is one senior xx found in the amount of xx recorded on xx/xx/2003 favor of xx.
There are multiple judgment and lien found is as follows,
1: Certificate of Sale for 2008-09 Taxes in the amount of $xxxrded on xx/xx/2009 Favor of Collector of xx and Tax collector reports lien as redeemed.
2: Certificate of Sale for 2011 Taxes, Sewer,  xx in the amount ofxx  recorded on xx/xx/2012 favor of  Collector of Taxes Sxx reports lien as redeemed.
3: Certificate of Sale for 2013 Taxes, Sewer,xx recorded on xx/xx/2014 favor of Collector of Taxes; xx and Tax collector reports lien as redeemed.
4: There is Civil Judgment in the amount of $xxxded on xx/xx/2018 favor of xx
5: There is Civil judgment in the amount of $xxxded on xx/xx/2015 favor of xx
6: There is State Tax lien or warrant in the amount of xxx  recorded on xx/xx/2013 favor ofxx
Year 2019 Combined taxes 4th installment due in the amount of $xxxn xx/xx/2019 and Year 2019 combined taxes 1st, 2nd and 3rd installment paid in the total amount of $xxx on xx/xx/2019.	According to the payment history as of xx/xx/2019 the borrower has been delinquent for 1 month and the next due is xx/xx/2019. The last payment was received on xx/xx/2019 for the amount ofxx (PITI) which was applied to xx/xx/2019.The monthly P&I is xx with an interest rate of 2.00%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The loan is currently in collection. According to the payment history as of xx/xx/2019 the borrower has been delinquent for 1 month and the next due is xx/xx/2019. The last payment was received on xx/xx/2019 for the amount oxx (PITI) which was applied to xx/xx/2019.The monthly P&I is xx with an interest rate of 2.00%. The current UPB is reflected in payment history for the amount of xx.
No comments have been found regarding the bankruptcy.
The loan has been modified since the origination.
The process of foreclosure has been initiated in 2018 the file was referred to an attorney on xx/xx/2018. However, no further details have been found regarding the foreclosure.
The reason for default is unable to determine.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Foreclosure Comments:Comment dated xx/xx/2018 shows foreclosure referred to attorney on xx/xx/2018 and complaint filed on xx/xx/2018. Comment dated xx/xx/2018 shows foreclosure hold for the reason is title issue.
Bankruptcy Comments:Not Applicable	The step loan modification agreement was done on xx/xx/2015 between the xx (Borrower) &xx (Lender). The new unpaid Principal balance as per mod is xx and lender defer in the amount of xx which was paid on maturity date. As per modification agreement interest bearing amount is xx and modification original rate is 2.000% and Monthly P&I ixx The modification payment start date is xx/xx/2015 and new maturity date is xx/xx/2054. Excluding late charges, valuation, property preservation and other charges not permitted under the term of the modification collectively unpaid amount less any amount paid to the lender but not previously credited to my loan and less principle in the amount of xx which has been forgiven.
Borrower has pay the defer amount on the maturity date. The modification does not contain balloon payment.
Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to determine from the available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the subject xx was originated on xx on xx/xx/2002. The chain of assignment has been completed as the xx is currently with the current assignee “ xx, NA”.
There is one junior xx recorded on xx/xx/2013 in the amount of xx in favor of xx
There are 2 judgments against the name of borrower as follow.
First was recorded on xx/xx/2004 in the amount of xx in favor ofxx
Second was recorded on xx/xx/2009 in the amount of $xxxavor of xx
The combined annual taxes of 2018 have been paid total in the amount of $xxxrior year delinquent taxes have been found.
Review of latest payment history shows that the loan is in delinquency for 1 month. The last payment was received on xx/xx/2019 in the amount of xx with interest rate of 2.00% for the due date of xx/xx/2019. The next due date is xx/xx/2019. The current UPB reflected in latest payment history is xx.	Collections Comments:The loan is in delinquency for 1 month. The last payment was received on xx/xx/2019 in the amount ofxx ith interest rate of 2.00% for the due date of xx/xx/2019. The next due date is xx/xx/2019. The current UPB reflected in latest payment history is xx.
The loan was modified with an effective date of xx/xx/2015 and according to the mod the new principal balance is xx with a step modification and the rate started from 2.00%. The borrower had given promise to pay P&I in the amount of $xxx had begun from xx/xx/2015 with a new maturity date of xx/xx/2055. The rate changes in 5 steps ending at 5.875%. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. Hence the UPB that has been amortized as an interest bearing amount xx.

According to the available documents and servicing comments the foreclosure was initiated in the loan. the file was referred to attorney on xx/xx/2017 and the complaint was filed on xx/xx/2017. As per comment dated xx/xx/2018 the foreclosure process was closed as the loan was reinstated. No further comments have been found.

According to the available servicing comments the reason for default is excessive obligations. The property is owner occupied and no visible damages were reported.
Foreclosure Comments:According to the available documents and servicing comments the foreclosure was initiated in the loan. the file was referred to attorney on xx/xx/2017 and the complaint was filed on xx/xx/2017. As per comment dated xx/xx/2018 the foreclosure process was closed as the loan was reinstated. No further comments have been found.

Bankruptcy Comments:Not Applicable
The loan was modified with an effective date of xx/xx/2015 and according to the mod the new principal balance is xx with a step modification and the rate started from 2.00%. The borrower had given promise to pay P&I in the amount of xx which had begun from xx/xx/2015 with a new maturity date of xx/xx/2055. The rate changes in 5 steps ending at 5.875%. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. Hence the UPB that has been amortized as an interest bearing amount xx.
Affiliated Business Disclosure Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Connecticut license validation test. (CT HB 5577 Section 39(b))
First xx lender licenses and secondary xx lender licenses in existence on June 30th, 2008 sxxbe deemed on and after xxxst, 2008, to be a xx lender license. As of xxx, 2008 the Connecticut First xx Lender License and the Connecticut Second xx Lender License are no longer valid. The Connecticut xx Lender License is available for loans with a closing date before xxxst, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk Indicator is "Moderate" as this loan failed the Connecticut license validation test."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in CT State and the required disclosure "Legal RepresentationDisclosure" is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active IRS lien against the borrower which is in the amount of xx, recorded on xx/xx/2016 and filed by Dept. of the Treasury-IRS. However the given SSN# on the IRS document is not matching with the borrowerxx
There are three active state tax liens against the borrower which is in the total amount of xx recorded on different date.
Annual xx taxes for the year of 2018 have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2016 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxxich was applied to due date of xx/xx/2018 and the next due date is xx/xx/2018. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in foreclosure. Available servicing comment and documents in file reveal that loan is in foreclosure since 2019. Foreclosure was referred to dated xx/xx/2019. Foreclosure complaint was filed on xx/xx/2019. Review of the payment history available from xx/xx/2016 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of xx which was applied to due date of xx/xx/2018 and the next due date is xx/xx/2018. Current UPB reflects in the provided payment history is in the amount of xx.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2019. Foreclosure was referred to dated xx/xx/2019. Foreclosure complaint was filed on xx/xx/2019.

Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase risk indicator is “Moderate” due to Late Fees Test: Fail, Loan Data: 5.000%, Comparison Data: 2.000%, Variance: +3.000%."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Late Fees Test: Fail, Loan Data: 5.000%, Comparison Data: 2.000%, Variance: +3.000%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the loan file."
								* TIL not hand dated (Lvl 2) "The final TIL is not signed by the borrowers."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx. The chain of assignment is missing from the updated title report.
No active liens and judgment have been found on updated title report.
There is no tax certificate attached with the updated title report to verify the current tax status.
Review of the payment history provided from xx/xx/2016 to xx/xx/2019 reveals that borrower has been the delinquent for 1 month. The last payment was received in the amount of $xxx xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 3.000%.	Collections Comments:The subject loan is in collection. Review of the collection comments states that the borrower has been the delinquent for 1 month. The last payment was received in the amount ofxx on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 3.000%.
Loan modification agreement was made between the borrower and Lender on xx/xx/2013. The new modified rate is 2.000% and borrower promises to pay P&I in the amount ofxx  which begun on xx/xx/2013. The new principal balance is xx after deducting the forgiven amount. The modification agreement, states that the lender agrees to forgive an amount equal to xx which is exceeding 2.00% of modified principal balance. The interest bearing amount is xx and the maturity date is xx/xx/2024. Reason for Modification is Financial Hardship.
No Information has been found regarding foreclosure proceeding on the subject property.
xxx did not reflect any bankruptcy filed by the borrower.
As per comment dated xx/xx/2019,subject property has been occupied by the owner and in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and Lender on xx/xx/2013. The new modified rate is 2.000% and borrower promises to pay P&I in the amount ofxx which begun on xx/xx/2013. The new principal balance is xx after deducting the forgiven amount. The modification agreement, states that the lender agrees to forgive an amount equal to xx which is exceeding 2.00% of modified principal balance. The interest bearing amount is xx and the maturity date is xx/xx/2024. Reason for Modification is Financial Hardship.	Credit Application Notice of Servicing Transfer Origination Appraisal Transmittal (1008)	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination of the loan is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR violation - seasoned loan - date preprinted on form"
								* Transmittal (1008) is Missing (Lvl 2) "1008 is missing"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title Report dated xx/xx/2019 shows the subject xx was originated on xx. and this was recorded on xx/xx/2003.

The chain of assignment is completed as the subject xx is still with the lender,xx

Active junior or senior judgments/liens/mortgages:

1. There is an active junior Civil Judgment available in the updated title report against xx and it was recorded on xx/xx/2018.

The 1st installment of xx tax for 2019 has been paid off in the amount of xx   on xx/xx/2019 and 2nd installment of xx   has also been paid off on xx/xx/2019.

No prior year delinquent taxes have been found in the updated title report.	Review of updated payment history as of xx/xx/2019, the loan is currently in delinquency for +1 month and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxx the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in delinquency for +1 month and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxxr the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.
No evidences are available in the latest 24 months servicing comments regarding foreclosure proceedings and Bankruptcy filings.
The servicing comment dated xx/xx/2017 states that the subject property was damaged due to hailing/lighting and borrower has received claim check from insurance company in the amount of $xxxut no evidences are available in the latest 24 months servicing comments that confirm the nature of damage, exact cost of repairs and current status of repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2012 with the 3 step amortization with the unpaid principal balance of xx out of which xx has been forgiven and the new modified principal amount is in the amount of xx. The borrower promises to pay the initial step P&I ofxx with the new initial step interest rate of 2.000% beginning from xx/xx/2012 and the new maturity date is xx/xx/2029.	Affiliated Business Disclosure Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The CE risk indicator is "Elevated" as this loan failed the prepayment penalty term test since the loan charges a prepayment penalty with a term exceeding 3 years."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "Settlement Services Providers List (SSPL) disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xxwhich is in the favor of   xx with Instrument# | Book/Page# xx
The chain of assignment has been completed.
No Active mortgages liens, and judgments have been reported against the borrower and the property.
Combined annual taxes of 2019 have been paid in the amount of $xxxior year delinquent taxes have been found.
According to the payment history the borrower is delinquent for 1 month. The last payment was received on xx/xx/2019 which was applied on xx/xx/2019 and the next due date for payment on xx/xx/2019. The P&I is in the amount of x x The UPB reflected as per the payment history is in the amount of xx.
Collections Comments:The current status of loan is collections. According to the payment history the borrower is delinquent for 1 month. The last payment was received on xx/xx/2019 which was applied on xx/xx/2019 and the next due date for payment on xx/xx/2019. The P&I is in the amount of xx . The UPB reflected as per the payment history is in the amount of xx.
As per comments dated xx/xx/2018, the reason for default is curtailment of income and excessive obligations. The subject property has been occupied by the unknown. No comments have been found for damage or repairs. The borrower intention is to keep the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2011 between the borrower’ xx, xxx The new modified principal balance as per modification is in the amount of xx with interest rate starting at 2.00% which will step up in four steps ending at 4.75%. The borrower promises to pay P&I in the amount of xx beginning from xx/xx/2011. The maturity date as per modification is xx/xx/2051. The interest bearing amount is xx.The deferred balance is xx.

The modification contains 3 steps with different rate and different P&I’s with specific time period.
Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in AL State. The following disclosures are missing from the loan file.
								1 Choice of Insurer."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2019 shows the xx was originated on xx.xxhe subject xx was recorded on xx/xx/1993 with the instrumenxx    The chain of the assignment has been completed. The annual installments of combined taxes and school taxes for the year 2018 have been paid in the amount of xx and xx  The current ownership is vested in the name ofxx

The review of the payment history shows that, the borrower is currently delinquent from more than one months and the next due date is for xx/xx/2019. The last payment was received on xx/xx/2019, in the amount ofxx which was applied for xx/xx/2019. The UPB stated in the payment history is xx. The Current P&I isxx and PITI is $xxxhe interest rate of 2%.

Collections Comments:The review of comment history shows that the loan is in collection. The reason for default is excessive obligation. The property has been occupied by the owner himself. No damage or repair has been found.
Update:
As per comment dated xx/xx/2021, the borrower had Joint Filing bankruptcy Chapter 13, Case # xx. Dated on xx/xx/2010, dismissed on xx/xx/2011.
The borrowe xx Dated on 7/xx/12, the bankruptcy has been dismissed on xx/xx/2012.
As per comment dated xx/xx/2023, the subject property has been damaged by the windstorm. Found no storm-related damage to the main dwelling. There was a small crack in the bedroom, which has a patch repair. The only storm-related damage is a puncture through the bottom edge of the detached garage roof.
 As per comment dated xx/xx/2023, the wind damage to the subject property causes the leakage in the roof and missing shingles. The amount of damage and claim of damage is undetermined.
As per comment dated xx/xx/2022, the loan has been modified with the maturity date of xx/xx/2054. Further details are not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower   xx, dated xx/xx/2012. The plan was discharged on xx/xx/2012.
There is no any evidence of cram down.

The modification agreement was done on xx/xx/2014 between the (borrower) xx.
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of 2% with the modified P&I of $xxxfirst payment date was due on xx/xx/2014 and the new maturity date is xx/xx/2054.
A deferred balance of xx has been stated. The amount o  xx s forgiven.

Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "The loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The initial Escrow Account Disclosure and List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file.
1.TX Loan Agreement Notice
2.Commitment Requirement/Anti-Tying
3.TILA Disclosures in Spanish
4.Home Equity Consumer Disclosure
5.Home Equity Loan Interest and Fees Preclosing Disclosure
6.Home Equity Loan Copies of Documents
7.Home Equity Loan Rescission Notice
8.Fair Market Value of Homestead Property Acknowledgment
9.Home Equity Loan Notice of Address for Borrower Notification of Violation
10.Choice of Insurance Notice
11.Collateral Protection Insurance Disclosure
12.Non-Deposit Investment Product Disclosure Are there any promotional materials?
13.Insurance Solicitation/Post Commitment Requirement
14.Construction Loan Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the available loan files."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx.

The chain of assignment is completed as the subject xx is still with the lender, xx.

Active junior or senior judgments/liens/mortgages:

1. There is an active junior xx available in the updated title report in the amount of xx in favor of xxxx, a Federal xx and it was recorded on xx/xx/2008 .

The 1st, 2nd & 3rd  installments of combined taxes for 2019 have been paid off in the total amount oxx and the 4th installment of xx  is due on xx/xx/2019.

No prior year delinquent taxes have been found in the updated title report.
Review of updated payment history as of xx/xx/2019, the loan is currently in delinquency for +1 month and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of xx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in delinquency for +1 month and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxxe due date of xx/xx/2019. The UPB as of the date is in the amount of xx.
The debtor (xx) had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2018. The debtor was dismissed on xx/xx/2018 and the case was terminated on xx/xx/2018.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor (xx) had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2018. The debtor was dismissed on xx/xx/2018 and the case was terminated on xx/xx/2018.	The loan was modified on xx/xx/2016 with the 3 step amortization with the new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx. The $xxxbeen forgiven. The borrower promises to pay the initial step P&I of $xxxthe new initial step interest rate of 2.000% beginning from xx/xx/2016 and the new maturity date is xx/xx/2056.	Affiliated Business Disclosure Credit Application Document Showing a Index Numerical Value Initial Escrow Acct Disclosure Prepayment Penalty Rider	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The CE risk indicator is "Moderate" due to following factors:

1. This loan failed the TILA finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxFinance Charge Test: FAIL     Charged: xx    Allowed: xx     Variance: -xx

2. This loan failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test.

Prohibited Fees Test: FAIL    Charged: $xxxAllowed: $xxxVariance:+$xxxomplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test as the loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.

Prepayment Term Test: FAIL    Disclosed: 36 Months   Allowed: 0 Month    Over by: 36Months"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxFinance Charge Test: FAIL     Charged: xx    Allowed: xx     Variance: -xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing in the loan file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "The operative index of the loan is not confirmed as the Closing Instructions, Rate Lock Agreement and Loan Program disclosure are missing from the loan file."
* Prepayment Rider Missing (Lvl 2)     "The loan has prepayment option but no such rider is attached with the recorded copy of the subject xx."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing in the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title Report dated xx/xx/2019 shows the subject xx was originated on xx.
The chain of assignment is complete as the subject xx is currently with xx, A Federal xx.
There is one Water/ Sewer/ Utilities Lien against the subject property found in the amount of xx  in the favor of xx which was recorded on xx/xx/2013.
According to updated title report, annual combined taxes for the year of 2016, 2017 have been paid in the total amount of xx . Also, 1st installment of combined taxes for the year of 2018 was paid in the amount of xx and 2nd installment is due on xx/xx/2019 in the amount of xx . No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than 30 days. The last payment was received on xx/xx/2019 in the amount of xx which was applied to xx/xx/2019. The next due date is xx/xx/2019. As per payment history, the current UPB is being reflected in the amount of xx.	Collections Comments:The loan is currently in collection. As per the review of payment history, the borrower is delinquent more than 30 days. The last payment was received on xx/xx/2019 in the amount of xx which was applied to xx/xx/2019. The next due date is xx/xx/2019. As per payment history, the current UPB is being reflected in the amount of xx.
According to servicing comment, foreclosure is not initiated on the loan.
Review of xxx, bankruptcy is not initiated on the loan.
According to servicing comment, reason for default is excessive obligations.
Subject property is owner occupied. No information has been found regarding any damage or repair.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx which was recorded on xx/xx/1999 with Instrument#xx
There is one senior xx against the subject property originated on xx.00 which was recorded on xx/xx/1991 with Instrument# xx
There is civil judgment against the borrower, xx  which was recorded on xx/xx/2017.
The chain of assignment has not been completed. Currently the subject xx is with the lender, xx
First installment of xx taxes of the year of 2018 has been paid in the amount ofxx on xx/xx/2019 and second installment is due in the amount ofxx   xx/xx/2019. No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2019, the borrower is currently delinquent for 1 month and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx.
According to document located atxx ”, the initial interest rate has been reduced by 0.25%. Hence, the current interest rate is 13.95% and P&I is x  x

Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount ofxx which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. According to document located at xx , the initial interest rate has been reduced by 0.25%. Hence, the current interest rate is 13.95% and P&I isxx According to comment dated xx/xx/2018, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2018. According to document located at “xx the foreclosure complaint was filed on xx/xx/2018 with the c xx/xx/2018, the funds in the amount of xx have been applied and the loan has been reinstated. The foreclosure file has been closed. The loan has not been modified since the origination.
According to comment dated xx/xx/2019, the subject property was occupied by an unknown party. No comment pertaining damage to the subject property has been observed.
 No latest xxx Report has been found in the loan file.

Foreclosure Comments:According to comment dated xx/xx/2018, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2018. According to document located at xx ”, the foreclosure complaint was filed on xx/xx/2018 with thexx According to comment dated xx/xx/2018, the funds in the amount of xx have been applied and the loan has been reinstated. The foreclosure file has been closed.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.
1.IL Collateral Protection Insurance Notice
2.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xxhe chain of assignment is complete currently the assignment is with the xx
There is an active civil judgment against the borrower in the amount of $xxxh was recorded on xx/xx/2016.
1st installment of combined tax for the year 2019 has been paid on xx/xx/2019 in the amount of xx
2nd installment of combined tax for the year 2019 has been paid on xx/xx/2019 in the amount of xx
3rd installment of combined tax for the year 2019 has been paid on xx/xx/2019 in the amount of xx
Review of the payment history provided from xx/xx/2016 to xx/xx/2019 reveals that borrower has been the delinquent for 1 month. The last payment was received in the amount of $xxx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 4.000%.	Collections Comments:The subject loan is in collection. Review of the collection comments shows that the borrower has been the delinquent for 1 month. The last payment was received in the amount of xx on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 4.000%.
Loan modification agreement was made between the borrower and Lender on xx/xx/2014. The new modified rate is 4.000% and borrower promises to pay P&I in the amount of $xxx began on xx/xx/2014. The new principal balance is xx. Lender has agreed to defer the amount of $xxx the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx/xx/2051. Reason for Modification is Financial Hardship.
There is no information found regarding the active foreclosure proceeding against the subject property.
xxx did not reflect any bankruptcy filed by the borrower.
As per comment dated xx/xx/2019, subject property has been occupied by the owner and in average condition.

Update:
No additional information have been found in collection comments.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and Lender on xx/xx/2014. The new modified rate is 4.000% and borrower promises to pay P&I in the amount of $xxxh began on xx/xx/2014. The new principal balance is xx. Lender has agreed to defer the amount ofxx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx/xx/2051. Reason for Modification is Financial Hardship.	Credit Application	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final 1003 is missing from the loan file." * Missing Required Disclosures (Lvl 2) "List of Service Providers is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00 which was recorded on xx/xx/2008 with “xx”. The chain of assignment has been completed. There is a judgment in the amount of xx against the borrower which was recorded on xx/xx/2018 in favor of xx. Another judgment is against the borrower in the amount of $xxxch was recorded on xx/xx/2018 in favor of “xx”. There is an xx the subject property in the amount ofxx which was recorded on xx/xx/2018 in favor of “xx delinquent taxes have been found.	Review of payment history shows that the borrower is not making the payments regularly. The borrower is delinquent for more than 120 days. The last payment was received on xx/xx/2019 in the amount of $xxxat was applied for the due date of xx/xx/2018. The next payment is due on xx/xx/2018. As per payment history, the current UPB is xx.	Collections Comments:The loan is active in bankruptcy. The debtor xx on xx/xx/2019. As per amended chapter 13 plan dated xx/xx/2019, the debtor sxxpay xx per month from 1 to 36 months &xx 0 per month from 37 to 60th month. The plan was confirmed on xx/xx/2019. As per amended POC dated xx/xx/2019, the POC amount is xx & amount of arrearage is xx As per comment dated xx/xx/2019, the foreclosure was approved and referred to an attorney on xx/xx/2019. As per comment dated xx/xx/2019, the foreclosure sale was scheduled on xx/xx/2019. Later, the sale was postponed due to bankruptcy. The borrower is not making the payments regularly. The borrower is delinquent for more than 120 days. The last payment was received on xx/xx/2019 in the amount of $xxxat was applied for the due date of xx/xx/2018. The next payment is due on xx/xx/2018. The reason for default is marital problems. The borrower intends to keep t the subject property. The subject property is owner occupied with no visible damages or repairs.
Foreclosure Comments:As per comment dated xx/xx/2019, the foreclosure was approved and referred to an attorney on xx/xx/2019. As per comment dated xx/xx/2019, the foreclosure sale was scheduled on xx/xx/2019. Later, the sale was postponed due to bankruptcy. The debtor xxxn had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019.
Bankruptcy Comments:The debtor xxx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. As per amended chapter 13 plan dated xx/xx/2019, the debtor sxxpayxx .00 per month from 1 to 36 months & xx 00 per month from 37 to 60th month. The plan was confirmed on xx/xx/2019. As per amended POC dated xx/xx/2019, the POC amount is xx & amount of arrearage is $xx	Not Applicable	Credit Application Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease risk indicator is moderate as loan is failing for TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test is fail. Loan data is xx and comparison data is xx. Hence, variance is -$xxx
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of updated title report dated xx/xx/2019, the subject xx was originated on xx.43 with  , xx. which was recorded on xx/xx/2007 in Book/Page# xx
The chain of assignment has been completed. Currently, the xx is with xx which was recorded on xx/xx/2007.
No active liens and judgment have been found.
1st xx taxes for the year of 2018/19 have been paid in the amount of xx 2nd installment xx taxes for the year of 2018/19 have been due in the amount of xx
No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for 30+ days and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount ofxx which was applied for xx/xx/2019. The UPB is xx. The current P&I is $xxxd PITI is xx	Collections Comments:The loan is currently in the collection and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2019. No records, for bankruptcy have been found. RFD is an Excessive obligation. The loan was never modified since origination. As per the comment dated xx/xx/2019, the property is owner-occupied. No repairs and damages have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file,

1.VA Application Disclosure
2.Choice of Settlement Agent Disclosure
3.Disclosure of Charges For Appraisal or Valuation"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 states that the subject xx was originated on xx.xx with the xx  which was recorded on xx/xx/2007 with instrumentxx
The chain of assignment is not found. The xx is still with xx
There is junior xx active against subject property in the amount of xx which was recorded on xx/xx/2004 held by xx, xxx with instrumentxx .
There are 3 judgments active against borrower. These are follows.

1)There is an active Credit card judgment against borrower held by xx  on xx/xx/2011.

2)There is an active Credit card judgment against borrower held by xx, xx in the amount of xx which was recorded on xx/xx/2011.

3)There is an active Credit card judgment against borrower held by xx, xx in the amount of xx  which was recorded on xx/xx/2012.

The 1st and 2nd installments of xx taxes have been paid in the combined amount of $xxx	The review of payment history as of dated 5/312019 shows that borrower is making payment regularly. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2019 in the amount of xx with the interest rate of 3.500% which was applied for the due date of xx/xx/2019. The current unpaid principal balance is in the amount of xx.	Collections Comments:As per servicing collection comments the loan is performing. The review of payment history as of dated 5/312019 shows that borrower is making payment regularly. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2019 in the amount of xx with the interest rate of 3.500% which was applied for the due date of xx/xx/2019. The current unpaid principal balance is in the amount of xx.
Borrower had filed bankruptcy under chapter-7 with the xx  on xx/xx/2018 and it was discharged xx/xx/2018. This bankruptcy was terminated on xx/xx/2019. The date of last filing was xx/xx/2018.
No evidence of foreclosure found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower had filed bankruptcy under chapter-7 with the cxx n xx/xx/2018 and it was discharged xx/xx/2018. This bankruptcy was terminated on xx/xx/2019. The date of last filing was xx/xx/2018.	The loan modification agreement was made between borrower xx on xx/xx/2016 with a new principal balance of xx with fixed rate of 3.500%. The amount xx is deferred from new principal balance. The total interest bearing principal is in the amount of xx. The borrower promised to pay monthly P&I payment in the amount ofxx beginning on xx/xx/2016 till the maturity date of xx/xx/2056.	Credit Application Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application (1003) is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease risk indicator is "Moderate":
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* ComplianceEase TILA Test Failed (Lvl 2)     "Compliance Ease TILA Test Failed:

This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at "California" State. The following disclosures are missing from loan files.

1) Impound Account Disclosure.
2) Cosigner Notice
3) Private xx Insurance Disclosure
4) Hazard Insurance Disclosure
5) Insurer RecommendationDisclosure
6) Anti-Tying Disclosure
7) Privacy Notice
8) Notice of Right to Copy of Appraisal
9) Application for Credit-Married Persons
10) Fair Debt Collection Notice
11) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.
The chain of assignment is complete. The latest assignment of xx is with xx xx, NA.
There is a junior xx against the subject property in favor of xx  in the amount of xx and it was recorded on xx/xx/2006.
No active judgments or liens have been found pending.
Annual taxes are in the amount of $xxx	Provided payment history as of xx/xx/2019, reveals that the loan is in delinquency for 01 month. The next due date for the payment is xx/xx/2019. The last payment of xx/xx/2019 was received on xx/xx/2019 in the amount of xx According to the payment history the current unpaid principal balance is being reflected in the amount of xx.	Collections Comments:Loan is in delinquency. Provided payment history from xx/xx/2016 to xx/xx/2019, reveals that the loan is in delinquency for 01 month. The next due date for the payment is xx/xx/2019. The last payment of xx/xx/2019 was received on xx/xx/2019 in the amount ofxx. According to the payment history the current unpaid principal balance is being reflected in the amount of xx.
According to the servicing comment dated xx/xx/2019, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is excessive obligations. The borrower made last payment as per loan modification on xx/xx/2019. The loan is modified once since origination. The loan modification was last made effective from xx/xx/2012.
The borrower promised to pay the unpaid principal balance of xx with interest rate of 6.620% with P&I of $xxxh fixed amortized type and started from the first payment on xx/xx/2012 and to be ended with the maturity date of xx/xx/2036.
According to the modification agreement made on xx/xx/2012, the new principal is in the amount of xx with interest rate of 6.620%. In addition to this the lender agrees to permanently forgive the principal balance in the amount of xx which exceeds 2% of the modified principal amount.
No information pertaining to foreclosure has been found in the latest 24 months servicing comments.
The borrower  xx on xx/xx/2008. The bankruptcy case was discharged on xx/xx/2009 and also got terminated on xx/xx/2009.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx/xx/2008. The bankruptcy case was discharged on xx/xx/2009 and also got terminated on xx/xx/2009.	Loan Modification agreement was made between borrower xx, xx on effective date of xx/xx/2012.
The borrower promised to pay the unpaid principal balance of xx with interest rate of 6.620% with P&I xx  with fixed amortized type and started from the first payment on xx/xx/2012 and to be ended with the maturity date of xx/xx/2036.
According to the modification agreement made on xx/xx/2012, the new principal is in the amount of xx with interest rate of 6.620%. In addition to this the lender agrees to permanently forgive the principal balance in the amount of xx which exceeds 2% of the modified principal amount.
Credit Application Initial Escrow Acct Disclosure Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR document is not hand dated by the borrower."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.
The chain of assignment has been completed as no assignment has been done by xx
There is a civil judgment in the amount of xx   which was recorded on xx/xx/2006 in the favor of The City xx
The annual xx taxes for the year 2018 have been paid in the amount of xx
No delinquent taxes have been found for the prior year.
The review of the payment history reveals that the borrower has been delinquent for 1 month and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied for the due date of xx/xx/2019. The current P&I is xx with an interest rate of 6.1%. The current unpaid principal balance reflected is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in the collection and the next due date for the payment is xx/xx/2019. The review of the payment history reveals that the borrower has been delinquent for 1 month and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount oxx which was applied for the due date of xx/xx/2019. The current P&I is $xxxith an interest rate of 6.1%. The current unpaid principal balance reflected is in the amount of xx. The comment dated xx/xx/2018 reflects that the subject property requires constant repairs. The nature of the damage and estimated cost of repairs have not been found. No information pertaining to the completion of repairs and the insurance claim has been found. The comment dated xx/xx/2019 states that the reason for default was a curtailment of income. No information pertaining to bankruptcy and foreclosure have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Florida. The following state disclosures are missing from the loan file.
Anti-Coercion Notice
Title Insurance Disclosure
Radon Gas Disclosure
Insurance Sales Disclosure"
								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the subject xx was originated on xx.

Active junior or senior judgments/liens/mortgages:

1. There is an active prior xx available in the updated title report in the amount of xx in favor of   xx, FA and it was recorded on xx/xx/2004  but this prior xx has been subordinated to the subject xx by executing the Subordination Agreement which was recorded on xx/xx/2005.

The 1st, 2nd & 3rd installments of combined taxes for 2019 has been paid off in the amount of $xxxd 4th installment is due on xx/xx/2019 in the amount of xx

No prior year delinquent taxes have been found in the updated title report.	Review of updated payment history as of xx/xx/2019, the loan is currently in delinquency for +1 month and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount ofxx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in active bankruptcy. The loan is currently in delinquency for +1 month and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.
The joint debtors xx on xx/xx/2018  with the case#xx & the plan was confirmed on xx/xx/2018.
According to the debtor's chapte-13 plan which was filed on xx/xx/2018, the plan is unaffected to the subject xx and this plan was confirmed on xx/xx/2018.
The POC was filed on xx/xx/2018 with the secured claim of xx with an arrearage of xx and the amended POC was filed on xx/xx/2018 with the secured claim of xx with an arrearage of $xxxreclosure Comments:Not Applicable
Bankruptcy Comments:Claim No: 20
The joint debtors (  xx/xx/2018  with the case#xx & the plan was confirmed on xx/xx/2018.
According to the debtor's chapte-13 plan which was filed on xx/xx/2018, the plan is unaffected to the subject xx and this plan was confirmed on xx/xx/2018.
The POC was filed on xx/xx/2018 with the secured claim of xx with an arrearage of $xxx and the amended POC was filed on xx/xx/2018 with the secured claim of xx with an arrearage of $xx	Not Applicable	Affiliated Business Disclosure ARM Rider Credit Application Prepayment Penalty Rider	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The CE risk indicator is "Moderate" due to following factors:

1. This loan failed the TILA finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Finance Charge Test: FAIL    Charged: xx    Allowed: xx    Variance: -xx

2. This loan failed the prepayment term test as the loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.

Prepayment Term Test: FAIL    Disclosed: 36 Months    Allowed: 0 Months    Over by: 36 Months"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test as the loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.

Prepayment Term Test: FAIL    Disclosed: 36 Months    Allowed: 0 Months    Over by: 36 Months"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Finance Charge Test: FAIL    Charged: xx    Allowed: xx    Variance: -xx"
* xx - Missing required ARM Rider (Lvl 2)     "The loan has ARM Pick-A-Payment amortization but no such rider is attached with the recorded copy of the subject xx."
* Prepayment Rider Missing (Lvl 2)     "The loan has prepayment option but no such rider is attached with the recorded copy of the subject xx."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019, shows that the subject xx was originated on xx. A. which was recorded on xx/xx/2007.
The chain of the assignment has not been found.
There is an xx lien in the favor of  xx  in the amount of xx which was recorded on xx/xx/2017.
Annual installment of combined jurisdiction tax of 2016 has been paid in the amount of $xxxx/xx/2016.
Annual installment of combined jurisdiction tax of 2017 has been paid in the amount of xx  on xx/xx/2017.
Annual installment of combined jurisdiction tax of 2018 has been paid in the amount of $xxxxx/xx/2018.
No prior year delinquent taxes have been found.	According to the review of payment history as of xx/xx/2019, the borrower has been delinquent for 1 month. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected in the amount of xx.

Collections Comments:As per the review of the servicing comments, the loan is in the collection and the borrower has been delinquent for 1 month. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx PITI is in the amount ofxx . The UPB reflected in the amount of xx.
As per the comment dated xx/xx/2018, the reason for default is an illness of borrower.
The loan modification agreement was made between (borrower)  xx, N. A. on xx/xx/2009.
No comments have been found regarding the foreclosure proceedings on the subject property in the latest servicing comments.
As per the collection comments, the bankruptcy has not been filed.
The servicing comment dated xx/xx/2019 shows that the subject property has been occupied by the owner. The latest BPO is not available.  As per the comment dated xx/xx/2018, the subject property had damage due to disaster. The large branch from an oak tree came down on house, hence, the roof has been damaged. It cost thousands to remove trees. The estimated cost of repairs isxx 00. The estimated completion of repairs was 100%. No further details have been found regarding the insurance claim.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between (borrower) xx, N. A. on xx/xx/2009.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 5.500% and new P&I is in the amount of $xxxinning from xx/xx/2009. The maturity is xx/xx/2047. There is no provision for the balloon payment.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* Not all borrowers signed HUD (Lvl 3) "HUD-1 is not signed by the borrower."	* Application Missing (Lvl 2) "Final application/1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance xx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxx Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file.
1. Anti-Coercion Notice.
2. Radon Gas Disclosure.
3. Insurance Sales Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.
The chain of assignment has been completed. The loan was originated with xx. However, no further assignments have been found in the updated title report.
There is a junior xx against the subject property in the favor of xx xx, in the amount of xx which was recorded on xx/xx/2001 with instrument  -xx
No active judgments or liens have been found.
The annual xx taxes of 2018 have been paid in the amount of
xx
No prior year's delinquent taxes have been found.	The review of the payment history as of xx/xx/2019 shows that the borrower has been delinquent for 1 month and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxich was applied for xx/xx/2019. The current UPB reflected in the payment history is in the amount of xx.
Collections Comments:
According to the servicing comments, the loan is in collections.

The review of the payment history as of xx/xx/2019 shows that the borrower has been delinquent for 1 month and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx , which was applied for xx/xx/2019.  The current UPB reflected in the payment history is in the amount of xx.

Reason for default is an excessive obligation.

According to the servicing comment dated xx/xx/2019, the subject property is owner-occupied.

No BPO and inspection reports have been provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower xx on xx/xx/2006.
The unpaid principal balance was xx with the interest rate of 6.50%. The borrower promises to pay the monthly P&I oxx beginning from xx/xx/2006. The maturity is xx/xx/2031.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Dicsloures	3: Curable	* Lost Note Affidavit (Lvl 3) "A Lost Note affidavit was found in the loan file at (xx), which states that the Original Note has been misplaced and/or Lost."	* Final TIL Date after actual transaction date (Lvl 2) "As per final TIL, the transaction date is xx/xx/2001; however, as per HUD-1, the settlement date is xx/xx/2001."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per HUD-1, the settlement date is xx/xx/2001; however, as per Note, the loan origination date is xx/xx/2001."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, in the favor of  x x., recorded in Instrument# | Book/Page#xx .
The chain of assignment has not been completed. The current assignment is with xx  the assignment to xx xx,xxxwhich is missing.
No active mortgages, liens, and judgments were found against the borrower or the subject property.
First, third and fourth combined taxes for the year of 2019 have been paid on xx/xx/2019, xx/xx/2019 and xx/xx/2019 respectively in the amount ofxx $xxx xx respectively and second installment are due on xx/xx/2019 in the amount ofxx
No prior year delinquent taxes have been found.
As per the review of payment history as of xx/xx/2019, the borrower has been delinquent for 1 month and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for due date xx/xx/2019. The current P&I is in the amount of xx and current PITI is in the amount ofx xwith an interest rate of 8.500%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the collection and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for due date xx/xx/2019. The current P&I is in the amount of $xxx and current PITI is in the amount of xx with an interest rate of 8.500%. The current UPB reflected as per the payment history is in the amount of xx.
The reason for the default of the borrower was an excessive obligation.
No loss mitigation activity has been initiated.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the New Jersey state. The following state disclosures are missing from the loan file:

1.NJ Application Disclosure
2.Delivery Fee Authorization
3.NJ Attorney Disclosure
4.Unacceptability of Insurance Notice
5.Attorney Disclosure II
6.Tax Bill Information
7.Private Well Testing
8.Lock-In Agreement
9.Commitment Disclosures
10.Choice of Insurer Disclosure
11.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of Updated title report dated xx/xx/2019, the subject xx was originated on xx., A California xx in the amount of xx which was recorded on xx/xx/2008.
The chain of assignment xx , xx., As Nominee For xx.

There is one active xx prior to origination originated on xx.
There is one UCC lien for the attachment of water heater on the subject property which was recorded on xx/xx/2016.
Annual xx taxes of 2018 have been paid in the amount of xx
No prior years of delinquent taxes have been found.
As per the review of payment history as of xx/xx/2019, the borrower is current with the loan and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2019. The current P&I isxx and PITI isxx The UPB reflected in the payment history is in the amount of xx.

Collections Comments:
The borrower is current with the loan and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx  which was applied for xx/xx/2019. The current P&I isxx and PITI is $xxx. The UPB reflected in the payment history is in the amount of xx.
The loan has been modified in xx/xx/2014.
As per comment dated xx/xx/2019, the reason for default is illness of borrower.
The foreclosure and bankruptcy details have not been found.
As per comment dated xx/xx/2018, the subject property is owner-occupied.
The subject property has damages and the date of loss was xx/xx/2017. As per comment dated xx/xx/2017, the claim cheque from the Assurant was received in the amount of xx. The damaged work for Pxx and Bath Fixtures has been completed on xx/xx/2017. As per comment dated xx/xx/2017, the property is in good condition.

Update:
As per the comment dated xx/xx/2022, the roof of the subject property was damaged due to a windstorm. The estimated cost of repair was xx , less deductible $xxx00, and the net claim was xx . Further details are not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between Borrower xx, xx on xx/xx/2014.The reason for modification is financial hardship. As per the modified terms, new principal balance is xx. Borrower promises to pay $xxxnthly with a modified interest rate 9.00% beginning from xx/xx/2014 with a maturity date xx/xx/2038. The interest bearing amount is xx. In which the lender has forgiven the principal in the amount of xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxhe loan data is xx and comparison data is xx; hence, the variance is xx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxe loan data is xx and comparison data is xx; hence, the variance is xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
1.Anti-Coercion Notice
2.Title Insurance Disclosure
3.Radon Gas Disclosure
4.Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2019 shows the xx was originated on xx.  (borrower) and (lender), in the amount of xx. The subject xx was recorded on xx/xx/2004 with the instrument #xx
The chain of the assignment has not been completed.  There is an HOA lien active found against the borrower in the amount ofxx  in favor of xx Association, xx. It was recorded on xx/xx/2018.
There are two USA liens active against the borrower in the total amount of xx in favor of xx is in the amount of xx, which was recorded on xx/xx/2013. The second is in the amount of xx  which was recorded on xx/xx/2016.
A junior xx has found active in the amount of xx in favor ofxx , xxx. It was originated on xx.
The two state tax liens active against the borrower have been found in the amount of xx  in favor of xx also active against the borrower in the amount  xx in favor of xx.
The first installments of xx taxes for the year 2019-2020 have been paid in the amount of xx second installments of xx taxes for the year 2019-2020 are due in the amount of $xxxr the due date of xx/xx/2019. The annual utility taxes for the year of 2019 are delinquent from xx/xx/2019 in the amount of $xxxr the good through date of xx/xx/2019.
The current ownership is vested in the name of xx (borrower).

According to the payment history the borrower is delinquent for 6 months. The last payment was received on xx/xx/2019 which was applied on xx/xx/2018 and the next due date for payment on xx/xx/2018. The P&I is in the amount of $xxxhe UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The review of comment history shows that the loan is in active foreclosure.
The reason for default is curtailment of income. The subject property has been occupied by the owner. As per comment no repairs and damages are found. The property is in good condition. The borrower intention is to keep the property.
The foreclosure was initiated. As per comment the file was refer to attorney on xx/xx/2019. However no further details have been found related to foreclosure.

Update:
As per the comment dated xx/xx/2024, the loan was modified and new maturity date is xx/xx/2034. Further details are not available.

Foreclosure Comments:The foreclosure process was initiated and it was referred to attorney on xx/xx/2019. The complaint was filed with the cxx 000164. The foreclosure judgment hearing was held on xx/xx/2017 and the judgment entered on xx/xx/2019.

Bankruptcy Comments:Not Applicable	Not Applicable	Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "The Loan Program Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maryland State. The following required state disclosures are missing from the loan file. 1.Affidavit of Consideration 2.Affidavit of Disbursement 3.First Time Buyers Affidavit 4.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure 5.Balloon Payment 6.No Escrow Account 7.Mandatory Binding Arbitration Disclosures 8.Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
								* Operative index value is unable to confirm (Lvl 2) "The operative index value is unable to be determined from the available loan files."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per updated title report dated xx/xx/2019 the subject xx was originated on xx.16 which is in the favor of  , xx.
The chain of assignment has been completed.
There are two junior mortgages on the subject property, the first was originated on xx.00 which is in the favor of   xx. The second xx was originated on xx.00  which is in the favor of xx.
No active judgments or liens have been found.
2019 xx 1st installment tax has been paid in the amount $xxx19 xx 2nd installment tax has been due in the amount $xxx	The review of payment history shows that the borrower has been delinquent for 2 months and next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxich was applied for xx/xx/2019. The UPB is reflected in the latest payment history in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in Collections and next due date for the payment is xx/xx/2019.
The review of payment history shows that the borrower has been delinquent for 2 months and next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount ofxx which was applied for xx/xx/2019. The UPB is reflected in the latest payment history in the amount of xx.
The reason for default is Employment transfer.
As per the servicing comments, the subject property is owner-occupied. No damages or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Minnesota state.The following state disclosures are missing from the loan file.
1.MN Notice of Right to Discontinue Escrow
2.Interest Rate or Discount Point Agreement
3.Conditional Qualification/Approval Disclosure
4.Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "An operative index value is unable to be determined from the available loan files."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the subject xx was originated on xx. The chain of assignment has been completed as the xx is currently with the xx
There is one junior xx recorded on xx/xx/1999 in the amount of xx  in favor of xxxx.
No active judgments or liens have been found against the borrower or subject property.
The combined annual taxes of 2018 have been paid total in the amount of $xxx prior year delinquent taxes have been found.
Review of latest payment history shows that the loan is in delinquency for 1 month. The last payment was received on xx/xx/2019 in the amount of xx with interest rate of 6.50% for the due date of xx/xx/2019. The next due date is xx/xx/2019. The current UPB reflected in latest payment history is xx.	Collections Comments:The loan is in delinquency for 1 month. The last payment was received on xx/xx/2019 in the amount of xx with interest rate of 6.50% for the due date of xx/xx/2019. The next due date is xx/xx/2019. The current UPB reflected in latest payment history is xx.
The Loan Modification agreement was made on an effective date of xx/xx/2009 between “  xx  The new principal balance is xx. As per mod the borrower agreed to pay interest only payment in the amount of $xxxd first payment had begun from xx/xx/2009. The borrower had given promise to pay P&I in the amount of xx  with new interest rate of 6.50% and first payment for P&I had begun from xx/xx/2019 and ends with the maturity date of xx/xx/2049.

No comments have been found regarding the foreclosure or bankruptcy filing.

The reason for default was unemployment. The subject property has been occupied by the owner. The borrower's intention is to keep the property.

As per the collection comment dated xx/xx/2018 property had damage due to hurricane and loss was noted on xx/xx/2017. The claim check xx was received on xx/xx/2017 in the amount of $xxx more details have been found regarding the damage/repair. Unable to verify that repair has been done or not.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Loan Modification agreement was made on an effective date of xx/xx/2009 between “xx.” The new principal balance is xx. As per mod the borrower agreed to pay interest only payment in the amount oxx and first payment had begun from xx/xx/2009. The borrower had given promise to pay P&I in the amount of $xxx with new interest rate of 6.50% and first payment for P&I had begun from xx/xx/2019 and ends with the maturity date of xx/xx/2049.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Texas and the following required State Disclosures are missing from the loan file.
TX Loan Agreement Notice
Commitment Requirement/Anti-Tying
Choice of Insurance Notice
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement"
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "As per final HUD-1 settlement date is xx/xx/1999; however note date is xx/xx/1999."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title Report dated xx/xx/2019 shows the subject xx was originated on xx. A.
The chain of assignment is complete as the subject xx is currently with  xx, N. A.
There is one junior xx found open in the amount of xx  favor of xx Financial xx which was recorded on xx/xx/2008.
According to updated title report, 1st installment of xx taxes for the year of 2018 have been paid in the amount of $xxx 2nd installment is due on xx/xx/2019 in the amount of $xxxdelinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than 60 days. The last payment was received on xx/xx/2019 in the amount of xx which was applied to xx/xx/2019. The next due date is xx/xx/2019. As per payment history, the current UPB is being reflected in the amount of xx.	Collections Comments:The loan is currently in collection. As per the review of payment history, the borrower is delinquent more than 60 days. The last payment was received on xx/xx/2019 in the amount of $xxxich was applied to xx/xx/2019. The next due date is xx/xx/2019. As per payment history, the current UPB is being reflected in the amount of xx.
According to servicing comment, foreclosure is not initiated on the loan.
Review of xxx, bankruptcy is not initiated on the loan.
Reason for default is illness of borrower.
Subject property is owner occupied. No information has been found regarding any damage or repair.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application xx Insurance	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing from the loan file." * MI, FHA or MIC missing and required (Lvl 2) "MI Certificate is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title Report dated xx/xx/2019 shows the subject xx was originated on xx.
The chain of assignment is complete as the subject xx is currently with xx.
There are three civil judgment against the borrower found open in the total amount of $xxx the  favor of Office of the Public Defender which were recorded on xx/xx/2019, xx/xx/2019 and xx/xx/2019 respectively.
According to updated title report,1st, 2nd installment of combined taxes for the year of 2019 have been paid in the total amount of xx he 3rd installment of combined taxes for the year of 2019 is delinquent in the amount of xx which was due on xx/xx/2019 and good through date was xx/xx/2019.	As per the review of payment history, the borrower is delinquent more than 60 days. The last payment was received on xx/xx/2019 in the amount ofxx which was applied to xx/xx/2019. The next due date is xx/xx/2019. As per payment history, the current UPB is being reflected in the amount of xx.	Collections Comments:The loan is currently in collection. As per the review of payment history, the borrower is delinquent more than 60 days. The last payment was received on xx/xx/2019 in the amount xx 6 which was applied to xx/xx/2019. The next due date is xx/xx/2019. As per payment history, the current UPB is being reflected in the amount of xx.
According to servicing comment, foreclosure is not initiated on the loan.
Review of xx ankruptcy is not initiated on the loan.
Reason for default is excessive obligations.No information has been found regarding any damage or repair.
Subject property is owner occupied.

Update:
As per the comment dated xx/xx/2023, the POC (Doc#5-1) was filed on xx/xx/2020.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification was done on xx/xx/2014 between the xx, a division of xx xx, N. A. (Lender). The amortization type is fixed and new unpaid Principal balance is xx and lender forgiven the principal in the amount of $xxx40. As per modification agreement original rate is 4.043 % and Monthly P&I is xx0. The modification payment start date is xx/xx/2014 and new maturity date is xx/xx/2049.

Affiliated Business Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk Indicator is Moerdate as the loan is failing for Prepayment Term Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.
According to note, there is prepayment term for the 36 months initiated on the  loan which is compared with 0 month and variance is 36 months."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was recorded on xx/xx/2004 with xx.
The chain of assignment has not been completed as currently the assignment is with xx; however, it should be with xx.
* One junior xx found opened in the amount of xx recorded on xx/xx/2007 which is in the favor of xx.
Active Judgments and Liens;
1) One xx lien found pending against the borrower xx recorded on xx/xx/2019 in the amount of xx which is in the favor ofxx
Property Tax Status;
1) 1st installment xx taxes for the year of 2018 have been paid in the amount of $xxxxx/xx/2019.
2) 2nd installment xx taxes for the year of 2018 have been paid in the amount ofxx  on xx/xx/2019.
3) Annual xx taxes for the year of 2017 have been paid in the amount of $xxx Annual xx taxes for the year of 2016 have been paid in the amount of $xxxprior year delinquent taxes have been found pending.
Review of payment history as of dated xx/xx/2019 shows that the borrower is not making regular payments. The loan payment is currently 1 month delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount oxx for the due date of xx/xx/2019. The unpaid principal balance according to note is in the amount of xx. The current interest rate is 4.750% with P&I in the amount ofxx
Collections Comments:Collection comments available from xx/xx/2017 till xx/xx/2019 shows that the borrower is not making regular payments. The loan payment is currently 1 month delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount ofxx for the due date of xx/xx/2019. The unpaid principal balance according to note is in the amount of xx. The current interest rate is 4.750% with P&I in the amount ofxx
The loan was modified with an effective date of xx/xx/2010 and a new principal balance of xx to a step rate starting at 2.198 % and a P&I payment of xx beginning from xx/xx/2010 with a new maturity date of xx/xx/2034.  The rate is in 4 steps ending with 4.750%.
The foreclosure was not initiated in the loan.
The borrower had not filed bankruptcy.
Collection comment dated xx/xx/2019 shows reason for default is home repairs with the roof.
Collection comment dated xx/xx/2018 shows the subject property is owner occupant.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower “ xx, a division of xx xx, xx”
The loan was modified with an effective date of xx/xx/2010 and a new principal balance of xx to a step rate starting at 2.198 % and a P&I payment ofxx  beginning from xx/xx/2010 with a new maturity date of xx/xx/2034.  The rate is in 4 steps ending with 4.750%.
Affiliated Business Disclosure	2: Acceptable with Warnings	* Operative index value is unable to confirm (Lvl 2) "Unable to calculate operative index value from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title Report dated xx/xx/2019 shows the subject xx was originated on xx.
The chain of assignment is complete as the subject xx is currently with  2, xx.
No active judgment or liens are found pending.
According to updated title report, annual combined taxes for the year of 2018 was paid in the amount xx . No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent 30 days. The last payment was received on xx/xx/2019 in the amount of $xxxch was applied to xx/xx/2019. The next due date is xx/xx/2019. As per payment history, the current UPB is being reflected in the amount of xx.	Collections Comments:The loan is currently in collection. As per the review of payment history, the borrower is delinquent 30 days. The last payment was received on xx/xx/2019 in the amount of xx which was applied to xx/xx/2019. The next due date is xx/xx/2019. As per payment history, the current UPB is being reflected in the amount of xx.
According to servicing comment foreclosure is not initiated on the loan.
Review of xxx, bankruptcy is not initiated on the loan.
Reason for default is excessive obligations.
Subject property is owner occupied. No information has been found regarding any damage or repair.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification was done on xx/xx/2008 between the , xx. (Lender). The amortization type is fixed and new unpaid Principal balance is xx and modification original rate is 7.600 % and Monthly P&I isxx . The modification payment start date is xx/xx/2008 and new maturity date is xx/xx/2028.

Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the late fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
Loan data is 5.00% which is compared with 4.00% and variance is +1.00%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "According to note, original balance is xx. However, appraisal report, original appraisal value  shows as  xx. Hence, LTV is greater than 100.00%."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Service Transfer Document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value unable to be confirmed from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 states that the subject xx was originated on xx.
The chain of the assignment has been completed currently.
There are a couple of outstanding liens/judgments against borrower/property as follows.
There is water/sewer lien on the subject property in the amount ofxx  which was recorded on xx/xx/2019 and filed by xx
City taxes have been paid in the amount of xx
City taxes have been due in the amount of xx
Review of the payment history provided from xx/xx/2016 to xx/xx/2019 reveals that borrower has been delinquent for more than 120 days. The last payment was received in the amount of xx on xx/xx/2019 which was applied for the due date of xx/xx/2018. The next due date is xx/xx/2018. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 5.532%. Borrower is currently 7 months behind his scheduled payments.
Collections Comments:As per the collection comment, foreclosure process was initiated in the loan with the xx
It was referred to the attorney on xx/xx/2019.
Comment shows that the complaint was filed on xx/xx/2019.
Currently foreclosure process was put on hold due to loss mitigation.
No further information is available to understand the current status of foreclosure process.
Borrower wants to keep the property. Therefore, he is looking for an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed as well as his illness.
There is no source of income.

Foreclosure Comments:As per the collection comment, foreclosure process was initiated in the loan with the xx
It was referred to the attorney on xx/xx/2019.
Comment shows that the complaint was filed on xx/xx/2019.
Currently foreclosure process was put on hold due to loss mitigation.
No further information is available to understand the current status of foreclosure process.

Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on xx/xx/2015. The new modified rate is 5.532% and borrower promises to pay P&I in the amount of xx beginning from xx/xx/2015. The new principal balance is xx. The maturity date is xx/xx/2037.	Affiliated Business Disclosure Missing Required State Disclosures xx Insurance	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Compliance Ease Risk Indicator is moderate as the loan is failing for CT License Validation Test:.
This loan failed the Connecticut license validation test. (CT HB 5577 Section 39(b)) First xx lender licenses and secondary xx lender licenses in existence on June 30th, 2008 sxxbe deemed on and after xxxst, 2008, to be a xx lender license"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is moderate as the loan is failing for CT License Validation Test:.
This loan failed the Connecticut license validation test. (CT HB 5577 Section 39(b)) First xx lender licenses and secondary xx lender licenses in existence on June 30th, 2008 sxxbe deemed on and after xxxst, 2008, to be a xx lender license"
* MI, FHA or MIC missing and required (Lvl 2)     "LTV is 100.00% which is greater than 80.000% hence MI certificate is required; however, it is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following state disclosures are missing from the loan file.
Appraisal Disclosure
2nd Liens = provide CT disclosure and comply with terms xx Insurance Disclosure
Interest Rate Disclosure
Lock-In Agreement Disclosure
Payoff Statement Disclosure
Legal RepresentationDisclosure
Non-Prime HUD ContactDisclosure
Non-Prime Notice of LoanTerms Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.
The chain of the assignment has been completed. The latest assignment is from xx as nominee for xx, NA which was recorded on xx/xx/2011.
 No active liens and judgments have been found.
Annual xx taxes for the year of 2018 have been paid in the amount of xx.
No, any prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2019, the borrower is delinquent from 09 months and the next due is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx which was applied on xx/xx/2018 with the interest rate of 4.000%. The new UPB is reflected in the amount of xx.	Collections Comments:As per the servicing comment as of xx/xx/2019, the loan is active in the bankruptcy and next due is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount oxx which was applied on xx/xx/2018 with the interest rate of 4.000%. The new UPB is reflected in the amount of xx.
The loan was modified on xx/xx/2013.
The borrower xx had filed bankruptcy under chapter 13 with thx  on xx/xx/2016. The plan was confirmed on xx/xx/2018.
The subject property is owner occupied. No, any damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated and referred to attorney on xx/xx/2016. The complaint file was filed on xx/xx/2016. The foreclosure was put on hold due to borrower filed bankruptcy chapter 13 on xx/xx/2016. No further details have been found.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2016. The plan was confirmed on xx/xx/2018. The POC was filed on xx/xx/2017 for the secured claim amount of xx and the amount of arrearage is xx. The debtor sxxpay to the trustee the sum xx per months for 60 months.	The loan modification was made on xx/xx/2013 between the borrower xx and the lender xx the new principal balance is in the amount of xx. The borrower promises to pay $xxxh the interest rate of 4.000% beginning from xx/xx/2013. The new maturity date is xx/xx/2053.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required Disclosures Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Wisconsin. The following required State Disclosure is missing in the loan file.
1.Explanation of Personal ObligationOffer of Title Insurance
2.Marital Property Act Disclosure
3.Pre-Application Fee Disclosure
4.Choice of Insurance Disclosure
5.Escrow Disclosure
6.Co-Signer Notice
7.Tattle Tale Notice under the Marital Property Act"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 states that the subject xx was originated on xx.00 with the xx which was recorded on xx/xx/2001 with instrument no xx. The chain of assignment has been completed. Currently the xx is with xx, xx The annual combined taxes for the year of 2018 have been paid on xx/xx/2018 in the amount of $xxx active judgments or liens have been found.	The review of payment history as of dated xx/xx/2019 shows that borrower is delinquent for 1 month. The delinquency period was started from xx/xx/2019 to as of xx/xx/2019. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2019 in the amount of $xxx with the interest rate of 6.500% which was applied for the due date of xx/xx/2019. The current unpaid principal balance is in the amount of xx.	Collections Comments:As per servicing collection comments the loan is in collections. The review of payment history as of dated xx/xx/2019 shows that borrower is delinquent for 1 month. The delinquency period was started from xx/xx/2019 to as of xx/xx/2019. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2019 in the amount of $xxx with the interest rate of 6.500% which was applied for the due date of xx/xx/2019. The current unpaid principal balance is in the amount of xx.
As per servicing collection comments, the property had damaged. The reason behind the damage is not available. As per comment dated xx/xx/2018 the payment was posted for policy number #xx in the amount of $xxx00. Comment dated xx/xx/2018 shows; the total replacement Cash Value is in the amount of $xxx17. No further details are available regarding claim.

Update:
No issues found in the available collection comment.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Dicsloures Missing Required State Disclosures xx Insurance	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "As per HUD-1 statement borrower was paying xx insurance. However, xx insurance certificate is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in “Texas” State. The following disclosures are missing from loan file.
1)TX Loan Agreement Notice.
2)Commitment Requirement/Anti-Tying.
3)TILA Disclosures in Spanish.
4)Collateral Protection Insurance Disclosure.
5)Non-Deposit Investment Product Disclosure Are there any promotional materials?
6)Insurance Solicitation/Post Commitment Requirement.
7)Construction Loan Disclosure."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$4,661.17	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2019 the subject xx was originated on xx.
The chain of assignment has not been completed, currently the assignment is with xx, xx
There are civil judgment, child support lien and state tax lien against the borrower.
The civil judgment was recorded on xx/xx/2012 for the amount of $xxxthe favor of xx
The state tax lien was recorded on xx/xx/2009 for the Amount of $xxxthe favor ofxx.
The 2019-2020 combined taxes are paid in the amount of $xxx prior delinquency has been found.
According to the payment history as of xx/xx/2019 the borrower has been delinquent for 1 month and the next due is xx/xx/2019. The last payment was received on xx/xx/2019 for the amount of $xxx(PITI) which was applied to xx/xx/2019.The monthly P&I is $xxx with an interest rate of 7.500%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The loan is currently in collection. According to the payment history as of xx/xx/2019 the borrower has been delinquent for 1 month and the next due is xx/xx/2019. The last payment was received on xx/xx/2019 for the amount of $xxx(PITI) which was applied to xx/xx/2019.The monthly P&I is $xxx with an interest rate of 7.500%. The current UPB is reflected in payment history for the amount of xx.
The loan has not been modified since the origination.
No comments have been found regarding the foreclosure and bankruptcy.
The reason for default is unable to determine.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Prohibited Fees Test: FAIL Loan Data $xxx Comparison Data $xxxariance +$xxx
This loan failed the xx  or Correspondent xx License prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a xx broker sxxhave the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees Test: FAIL Loan Data $xxx Comparison Data $xxxariance +$xxx
This loan failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a xx broker sxxhave the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of NJ. The following state disclosures are missing from the loan file.
1.NJ Application Disclosure
2.Delivery Fee Authorization
3.NJ Attorney Disclosure
4.Unacceptability of Insurance Notice
5.Attorney Disclosure II
6.Tax Bill Information
7.Private Well Testing
8.Lock-In Agreement
9.Commitment Disclosures
10.Choice of Insurer Disclosure
11.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the subject xx was originated on xx.00 withxx, a xx  which was recorded on xx/xx/2006. The chain of assignment has been completed as the xx is currently with the current assignee “xx”.
According to the Updated Title Report dated xx/xx/2019, the Subject xx was originated on xx. There is one active senior xx originated by the borrower on the subject property in the amount of xx in favor of xx which was recorded on xx/xx/2006. The satisfaction of xx is located at “xx” and it was recorded on xx/xx/2006 but still the senior xx is open on updated title. Final HUD-1 shows pay off for above said senior xx to the creditor HFC in the amount of xx.
There is one junior xx recorded on xx/xx/2006 in the amount of xx in favor of xx.
No active judgments or liens have been found against the borrower or subject property.
“Subject xx is currently on second lien position. As per the updated title report dated xx/xx/2019, the annual city taxes of 2016/2017 were delinquent and sold on xx/xx/2017. Total payoff amount is xx which are payable through the date of xx/xx/2019. No more details are available regarding purchaser. The subject property is located in MD State, which is a super lien state. There is a risk of the property to be getting foreclose due to above unpaid taxes.  It can be cured by redemption of the sold taxes". There is a note on updated title that the xx is not a part of the xx Title Search.
The combined annual taxes of 2019/2020 are due on xx/xx/2019 and xx/xx/2019 total in the amount of $xxx prior year delinquent taxes have been found.
Review of latest payment history shows that the loan is in delinquency for 29 months. The last payment was received on xx/xx/2019 in the amount of $xxx with interest rate of 4.250% for the due date of xx/xx/2016. The next due date is xx/xx/2017. The current UPB reflected in latest payment history is xx.
Collections Comments:According to the servicing comments and documents foreclosure was initiated in the loan and the file was referred to attorney on xx/xx/2017. The complaint was filed on xx/xx/2017 with case#xx. The foreclosure was put on hold due to the bankruptcy filed by debtor on xx/xx/2017 with case#xx under ch#13. But the relief stay was granted on xx/xx/2018. Again the foreclosure was put on hold due to the title issue on xx/xx/2019 and as per comment dated xx/xx/2019 the title issue was resolved and the hold was ended. No further comments have been found.

The borrower “xx” had filed bankruptcy under chapter-7 with the case# xx on xx/xx/2017. Schedule D of xxx dated xx/xx/2017 shows that the amount of secured claim without deducting the value of collateral is xx and the value of collateral that supports this claim is xx; therefore, the unsecured portion is xx.
The POC was filed on xx/xx/2018 with the secured claim amount of xx and arrears in the amount of xx. The motion to convert plan from ch#7 to 13 was filed on xx/xx/2018 and order was granted on xx/xx/2018. The xxx was granted on xx/xx/2018. On xx/xx/2018 the motion to avoid lien was filed by the debtor as the xx loan on the residence was among the xx is extended to debtors that is considered an under water xx. The order was entered on xx/xx/2019 and the motion was denied. The plan was confirmed on xx/xx/2019 and as per confirmed plan dated xx/xx/2019 the debtor sxxpay total arrears xx.

The loan is in delinquency for 29 months. The last payment was received on xx/xx/2019 in the amount of $xxx with interest rate of 4.250% for the due date of xx/xx/2016. The next due date is xx/xx/2017. The current UPB reflected in latest payment history is xx.
This is conventional fixed rate xx with P&I of $xxx and rate of interest 6.620% and a maturity date of xx/xx/2036. The P&I as per payment history is the $xxx and rate of interest is 4.250%, however, there is a reduction in P&I and rate of interest with respect to note data which seems that there would be a possible modification. But the modification agreement is missing from the loan file.  As per payment history located at “xx” the payment was changed from xx/xx/2012.

“Subject xx is currently on lower lien position. As per the updated title report dated xx/xx/2019, the annual city taxes of 2016/2017 were delinquent and sold on xx/xx/2017. Total payoff amount is xx which are payable through the date of xx/xx/2019. No more details are available regarding purchaser. The subject property is located in MD State, which is a super lien state. There is a risk of the property to be getting foreclose due to above unpaid taxes.  It can be cured by redemption of the sold taxes". There is a note on updated title that the xx is not a part of the xx Title Search.

According to the Updated Title Report dated xx/xx/2019, the Subject xx was originated on xx. There is one active senior xx originated by the borrower on the subject property in the amount of xx in favor of xx  which was recorded on xx/xx/2006. Final HUD-1 shows pay off for above said senior xx to the creditor xx in the amount of xx. The satisfaction of xx is located at “xx” and it was recorded on xx/xx/2006 but still the senior xx is open on updated title.

Foreclosure Comments:According to the servicing comments and documents foreclosure was initiated in the loan and the file was referred to attorney on xx/xx/2017. The complaint was filed on xx/xx/2017 with case#xx. The foreclosure was put on hold due to the bankruptcy filed by debtor on xx/xx/2017 with case#xx under ch#13. But the relief stay was granted on xx/xx/2018. Again the foreclosure was put on hold due to the title issue on xx/xx/2019 and as per comment dated xx/xx/2019 the title issue was resolved and the hold was ended. No further comments have been found.
Bankruptcy Comments:The borrower “Eugenia Maude Starghill” had filed bankruptcy under chapter-7 with the case# xx on xx/xx/2017. Schedule D of xxx dated xx/xx/2017 shows that the amount of secured claim without deducting the value of collateral is xx and the value of collateral that supports this claim is xx; therefore, the unsecured portion is xx.
The POC was filed on xx/xx/2018 with the secured claim amount of xx and arrears in the amount of xx. The motion to convert plan from ch#7 to 13 was filed on xx/xx/2018 and order was granted on xx/xx/2018. The xxx was granted on xx/xx/2018. On xx/xx/2018 the motion to avoid lien was filed by the debtor as the xx loan on the residence was among the xx is extended to debtors that is considered an under water xx. The order was entered on xx/xx/2019 and the motion was denied. The plan was confirmed on xx/xx/2019 and as per confirmed plan dated xx/xx/2019 the debtor sxxpay total arrears xx.	This is conventional fixed rate xx with P&I of $xxx and rate of interest 6.620% and a maturity date of xx/xx/2036. The P&I as per payment history is the $xxx and rate of interest is 4.250%, however, there is a reduction in P&I and rate of interest with respect to note data which seems that there would be a possible modification. But the modification agreement is missing from the loan file. As per payment history located at “xx” the payment was changed from xx/xx/2012.	Credit Application Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at origination is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR not hand dated by the borrower."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the subject xx was originated on xx.’ which was recorded on xx/xx/2006.
Chain of assignment is complete. The current assignment is with xx.
Subject xx is on first lien position.
There are two state tax liens against the borrower in amount of $xxxch was recorded on xx/xx/2017 and xx/xx/2019 in the favor of ‘xx’.

There are two UCC liens in the favor of ‘xx’.
No delinquent taxes have been found.
The xx annual taxes have been paid off in amount of $xxx	The Payment History dated xx/xx/2019 reveals that the borrower has been the delinquent from xx/xx/2019 to till date. The delinquency has been done for more than 2 months. The last payment was received with interest rate of 6.625% and P&I is $xxx26 which was applied for the due date of xx/xx/2019. The payment history reflects current unpaid principal balance is in the amount of xx.	Collections Comments:As per collection comment dated xx/xx/2019, subject property is occupied by owner and no visible damages/repairs have been found. The comment dated xx/xx/2019 shows that reason for default is illness of mother due to this borrower’s expenses increased.
As per seller tape data, the foreclosure was initiated and complaint was filed on xx/xx/2019. No more information had been found regarding foreclosure.
No evidences have been found regarding bankruptcy filing.
The Payment History dated xx/xx/2019 reveals that the borrower has been the delinquent from xx/xx/2019 to till date. The delinquency has been done for more than 2 months. The last payment was received with interest rate of 6.625% and P&I is $xxx26 which was applied for the due date of xx/xx/2019. The payment history reflects current unpaid principal balance is in the amount of xx.

Update:
No issues found in the available collection comment.
Foreclosure Comments:The comment dated xx/xx/2018 shows that foreclosure hold for disaster letter sent. As per seller tape data, the foreclosure was initiated and complaint was filed on xx/xx/2019. No more information had been found regarding foreclosure.
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan Application/ 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of loan origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in FL State; however, required state disclosures are missing from loan file.
Anti-Coercion Notice
Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
								* Operative index value is unable to confirm (Lvl 2) "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019, shows that the subject xx was originated on xx.00, with xx.
The chain of assignments have not been provided with the updated title report.
 Active liens and judgments are as follows:
There are two state tax liens against the borrower xx in the favor of xx total for the amount of $xxxch was recorded on xx/xx/2012 and xx/xx/2014 respectively.
There are four child support liens in the favor of xx total for the amount of xx.9which was recorded on different dates.
There are five civil judgments in the favor of xx total for amount of xx which was recorded on different dates.
There is IRS lien in the favor of IRS in the amount of xx; however, the SSN# mentioned on the supportive document does not match with the primary borrowers SSN.
There are multiple judgments in the favor of multiple plaintiff's in the total amount of $xxx00.
The tax certificate was required to check the status of taxes.
As per the review of payment history as of xx/xx/2019, the borrower is currently delinquent for 1 month and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2019. The current P&I is $xxx and PITI is $xxx. The UPB reflected in the payment history is in the amount of xx.	Collections Comments:The loan is currently in collection and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2019. The current P&I is $xxx and PITI is $xxx. The UPB reflected in the payment history is in the amount of xx.
As per comment dated xx/xx/2019, the reason for default is reason for default.
This temporary modification agreement was made between Lender xx and Borrower xx on xx/xx/2007.
The foreclosure and bankruptcy details have not been found in collection comments.
As per comment dated xx/xx/2019, the subject property is owner-occupied.
No comments have been found indicating damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "The list of service provider document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the loan files."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was recorded on xx/xx/2005 with xx.
The chain of assignment has been completed as currently the assignment is with xx.
* Senior xx found opened against the subject property recorded on xx/xx/1998 in the amount of xx which is in the favor of xx.
* Senior xx found opened against the subject property recorded on xx/xx/2001 in the amount of xx which is in the favor of Mxx.
No active judgments or liens have been found pending.
Property Tax Status;
1) Annual combined taxes for the year of 2018 have been paid in the amount of $xxxon xx/xx/2019.
No prior year delinquent taxes have been found pending.
Review of payment history as of dated xx/xx/2019 shows that the borrower is not making regular payments. The loan payment is currently 1 month delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of $xxx for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 7.625% with P&I in the amount of $xxx.	Collections Comments:Collection comments available from xx/xx/2017 till xx/xx/2019 shows that the borrower is not making regular payments. The loan payment is currently 1 month delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of $xxx for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 7.625% with P&I in the amount of $xxx.
The foreclosure was not initiated in the loan.
The borrower had not filed bankruptcy.
Collection comment dated xx/xx/2019 shows reason of default is death of borrower.

Update:
No issues found in the available collection comment.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Loan application is missing from loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx. which was recorded on xx/xx/2006.
The chain of the assignment has not been found.
There is a civil judgment in the favor of xx in the amount of $xxxch was recorded on xx/xx/2011.
There are two municipal liens in the favor of the xx  in the total amount of $xxxch was recorded on xx/xx/2012 and xx/xx/2017.
There is a municipal lien in the favor of xx  and xx of Denver in the amount of $xxxch was recorded on xx/xx/2019.
1st installment of xx jurisdiction tax of 2018 has been paid in the amount of $xxxxx/xx/2019.
2nd installment of xx jurisdiction tax of 2018 has been paid in the amount of $xxxxx/xx/2019.
No prior year delinquent taxes have been found.	According to the review of payment history as of xx/xx/2019, the borrower has been delinquent for 1 month. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected in the amount of xx.	Collections Comments:As per the review of the servicing comments, the loan is in the collection and the borrower has been delinquent for 1 month. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected in the amount of xx.
As per the comment dated xx/xx/2019, the reason for default is a curtailment of income.
The loan has never been modified since origination.
No comments have been found regarding the foreclosure proceedings on the subject property in the latest servicing comments.
As per the collection comments, the bankruptcy has not been filed.
The servicing comment dated xx/xx/2019 shows that the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update:
As per the comment xx/xx/2021, the modification rexx was approved. The UPB is in the amount of xx, the interest rate is 5.75%, teams are 180, and P&I is $xxx. This trial mod is for 6 months, and the start date is xx/xx/2022.
As per the comment dated xx/xx/2021, the borrower was impacted by COVID.
As per the comment dated xx/xx/2023, there is water/sewer lien in the amount of $xxxhich is good through xx/xx/2023.
As per the comment dated xx/xx/2024, the subject property is damaged due to a water-leaking roof. No further comment found regarding repair and estimate cost for repair.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application/1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file.
1.Cash-Out Refinance Disclosure
2.Property Insurance Disclosure
3.Colorado Notice to Cosigner
4.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xxA California xx, which was recorded on xx . The assignment of xx is currently with the xx.
There are two active Notices of Lien (Water Lien) against the subject property in the total amount of $xxx was recorded on xx/xx/2018 and xx/xx/2019 under instrument # xx  in favor of Txx. The supporting documents are attached with title report.
1st installment of xx tax for the year 2018-19 has been paid on xx/xx/2018 in the amount of $xxxinstallment of xx tax for the year 2018-19 has been paid on xx/xx/2019 in the amount of $xxx	Review of the payment history provided from xx/xx/2016 to xx/xx/2019 reveals that borrower has been the delinquent for 4 months. The last payment was received in the amount of $xxxx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 2.500%.	Collections Comments:The subject loan is in active foreclosure. Review of the collection comments state that the borrower has been the delinquent for 4 months. The last payment was received in the amount of $xxxx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 2.500%.
Loan modification agreement was made between the borrower and Lender on xx/xx/2016. The new modified rate is 2.500% and borrower promises to pay P&I in the amount of $xxxh began on xx/xx/2016. The new principal balance is xx. Lender has agreed to defer the amount of $xxx the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx/xx/2050. Reason for Modification is Financial Hardship.
Review of the collection comments states that the foreclosure was initiated and file was referred to attorney on xx/xx/2019. Lis Pendens was filed on xx/xx/2019 which was recorded on xx/xx/2019. As per comment dated xx/xx/2019 foreclosure was placed on hold due to loss mitigation. No more information has been found regarding foreclosure in the available servicing comments.
As per the latest comment dated xx/xx/2019, subject property has been occupied by the unknown party.
Foreclosure Comments:Review of the collection comments states that the foreclosure was initiated and file was referred to attorney on xx/xx/2019. Lis Pendens was filed on xx/xx/2019 which was recorded on xx/xx/2019. As per comment dated xx/xx/2019 foreclosure was placed on hold due to loss mitigation. No more information has been found regarding foreclosure in the available servicing comments.
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and Lender on xx/xx/2016. The new modified rate is 2.500% and borrower promises to pay P&I in the amount of $xxxh began on xx/xx/2016. The new principal balance is xx. Lender has agreed to defer the amount of $xxx the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx/xx/2050. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is available in the loan file but it is not executed by the borrower."	* Missing Required Disclosures (Lvl 2) "List of service provider is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable

Review of updated title report dated xx/xx/2019 states that the subject xx was originated on xx.
The chain of the assignment is missing.
There are a couple of outstanding liens/judgments against borrower/property as follows.
1. There is senior xx in the amount of $xxx00 which was recorded on xx/xx/1994 and filed by xx.	Review of the payment history provided from xx/xx/2016 to xx/xx/2019 reveals that borrower has been delinquent for 30 days. The last payment was received in the amount of $xxx on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 7.755%. Borrower is currently 1 month behind his scheduled payments.
Collections Comments:Review of the payment history provided from xx/xx/2016 to xx/xx/2019 reveals that borrower has been delinquent for 30 days. The last payment was received in the amount of $xxx on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 7.755%. Borrower is currently 1 month behind his scheduled payments.
Borrower wants to keep the property. Therefore, he is looking for an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on xx/xx/2016. The new modified rate is 7.755% and borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2016. The maturity date is xx/xx/2016.	Credit Application xx Insurance Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "LTV is xx which is greater than xx. Hence, MI certificate is required; however, it is missing from the loan file.""
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx. The chain of assignment has been completed as no assignment has been done by xx.
There is a junior xx in the favor of xx  which was recorded on 0xx/xx/2001 in the amount of $xxx active judgments and liens have been found.
The first Installment xx taxes of 2019/202 have been paid in the amount of $xxxe second installment xx taxes of 2019/2020 are due for xx/xx/2019 in the amount of $xxx delinquent taxes have been found for the prior years.
The review of payment history shows that the borrower has been delinquent for 1 month and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx38 which was applied for the due date of xx/xx/2019. As per payment history, the current UPB reflected is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in the collection and the next due date for the payment is xx/xx/2019. The review of payment history shows that the borrower has been delinquent for 1 month and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx38 which was applied for the due date of xx/xx/2019. As per payment history, the current UPB reflected is in the amount of xx. The comment dated xx/xx/2019 states that the reason for default was an excessive obligation. The loan modification agreement was made between the borrower xx and lender xx. The loan has been modified once since origination. No damage and repairs have been found. No information pertaining to bankruptcy and foreclosure have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower xx and lenderxx on xx/xx/2003. The modified new principal balance is xx with an interest rate of 6.25% and P&I of $xxx. The first payment started from xx/xx/2003 with the maturity date of xx/xx/2031. There is no provision for the balloon payment and it does not have modification steps. The loan has been modified once since origination.	Final Truth in Lending Discl. Missing Required State Disclosures xx Insurance Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 7.265%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "MI certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Maryland. The following state disclosures are missing from the loan file.
Affidavit of Consideration
Affidavit of Disbursement
First Time Buyers Affidavit
Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
Balloon Payment
No Escrow Account
Mandatory Binding Arbitration Disclosures
Home Buyer Education and Counseling Disclosure"
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The servicing transfer disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx with xx. which was recorded on xx/xx/1998.

No single assignment of xx is available in the updated title report and it should be assigned to xx.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The annual xx taxes for 2019 are due in the amount of $xxxx/xx/2020.

The annual City taxes for 2019 are due in the amount of $xxxxx/xx/2020.

No prior year delinquent taxes have been found in the updated title report.
Review of updated payment history as of xx/xx/2019, the loan is currently in delinquency for +2 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxxthe due date of xx/xx/2019. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in delinquency for +2 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxxthe due date of xx/xx/2019. The UPB as of the date is in the amount of xx.
The debtor (xx) had filed Bankruptcy under chapter-7 on xx/xx/2002 with the Case#xx and the debtor was xx/xx/2003 and the case was terminated on xx/xx/2003. Unable to view Bankruptcy filings on xxx.

Update:
No issues found in the available collection comment.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor (xx) had filed Bankruptcy under chapter-7 on xx/xx/2002 with the Case#xx and the debtor was xx/xx/2003 and the case was terminated on xx/xx/2003. Unable to view Bankruptcy filings on xxx.	The loan was modified on xx/xx/2014 with the 3 step amortization with the new principal balance of xx out of which $xxxbeen deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the initial step P&I of $xxx the new initial step interest rate of 6.250% beginning from xx/xx/2014 and the new maturity date is xx/xx/2025.	Affiliated Business Disclosure Balloon Rider Origination Appraisal Prepayment Penalty Rider	2: Acceptable with Warnings	* Balloon Rider Missing (Lvl 2) "The loan has balloon payment option but no such rider is attached with the recorded copy of the subject xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The CE risk indicator is "Moderate" due to following factors:

1. This loan failed the TILA finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxFinance Charge Test: FAIL     Charged: xx    Allowed: xx    Variance: -$xxxs loan failed the TILA foreclosure rescission finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxA foreclosure rescission finance charge test: FAIL     Charged: xx    Allowed: xx    Variance: -$xxx loan failed the points and fees test ( xx Announcement 2013-06 ) as the points and fees charged to the borrower exceed the greater of 5% of the xx amount or $xxxxx public guidelines) Points and Fees Test: FAIL    Charged: $xxxllowed: $xxxver by: +$xxx. This loan failed the points and fees test (Freddie Mac Industry Letter xx/xx/2009) as The points and fees charged to the borrower exceed 5% of the xx amount, or $xxxxx amounts of xx or less.
Note, no more than two "Bona Fide - GSE" discount points are excluded from the calculation of the points and fees for purposes of this test.

GSE (Freddie Mac public guidelines) Points and Fees Test: FAIL    Charged: $xxxllowed: $xxxver by: +$xxxomplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test as the xx loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the xxe Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and sxxbe grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.

Brokerage/Finder Fee Test: FAIL     Charged: $xxxllowed: $xxxver by: +$xxxomplianceEase TILA Test Failed (Lvl 2)     "1. This loan failed the TILA finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxFinance Charge Test: FAIL     Charged: xx    Allowed: xx    Variance: -$xxxs loan failed the TILA foreclosure rescission finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxA foreclosure rescission finance charge test: FAIL     Charged: xx    Allowed: xx    Variance: -$xxx loan failed the points and fees test ( xx Announcement 2013-06 ) as the points and fees charged to the borrower exceed the greater of 5% of the xx amount or $xxxxx public guidelines) Points and Fees Test: FAIL    Charged: $xxxllowed: $xxxver by: +$xxx. This loan failed the points and fees test (Freddie Mac Industry Letter xx/xx/2009) as The points and fees charged to the borrower exceed 5% of the xx amount, or $xxxxx amounts of xx or less.
Note, no more than two "Bona Fide - GSE" discount points are excluded from the calculation of the points and fees for purposes of this test.

GSE (Freddie Mac public guidelines) Points and Fees Test: FAIL    Charged: $xxxllowed: $xxxver by: +$xxxissing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "Settlement Services Providers List (SSPL) disclosure is missing from the loan file."
* Prepayment Rider Missing (Lvl 2)     "The loan has prepayment option but no such rider is attached with the recorded copy of the subject xx."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
There is junior xx active against subject property in the amount of xx which was recorded on xx/xx/2006 with instrument no# xx.
The 4th installment of combined taxes for the year of 2018 has been paid on xx/xx/2018 in the amount of $xxx1st, 2nd and 3rd installments of combined taxes for the year of 2019 have been paid in the combined amount of $xxxannual utility charges for the year of 2019 are delinquent on xx/xx/2019 in the amount of $xxxGood Through Date was xx/xx/2019.
No active judgments or liens have been found.
The review of payment history as of dated xx/xx/2019 shows that borrower is delinquent for 2 months. The delinquency period was started from xx/xx/2019 to as of xx/xx/2019. The next payment is due on xx/xx/2019. The last P&I payment was received in the amount of $xxx the interest rate of 7.090% which was applied for the due date of xx/xx/2019. The current unpaid principal balance is in the amount of xx.	Collections Comments:As per servicing collection comments the loan is in collections.The review of payment history as of dated xx/xx/2019 shows that borrower is delinquent for 2 months. The delinquency period was started from xx/xx/2019 to as of xx/xx/2019. The next payment is due on xx/xx/2019. The last P&I payment was received in the amount of $xxx the interest rate of 7.090% which was applied for the due date of xx/xx/2019. The current unpaid principal balance is in the amount of xx.
This loan has been modified on xx/xx/2016. As per agreement the new principal balance is in the amount of $xxxount xx is deferred from new principal balance. The total interest bearing principal is in the amount of xx. The outstanding fee and interest in the combined amount of $xxxbeen forgiven. The borrower promises to pay P&I in the amount of $xxx the interest rate of 7.090% which begun on xx/xx/2016. The maturity date of agreement is xx/xx/2035.
The evidences of damages and repair have not been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrower xx and xx . This agreement was effective on xx/xx/2016. As per agreement the new principal balance is in the amount of xx The amount xx is deferred from new principal balance. The total interest bearing principal is in the amount of xx. The outstanding fee and interest in the combined amount of $xxxbeen forgiven. The borrower promises to pay P&I in the amount of $xxx the interest rate of 7.090% which begun on xx/xx/2016. The maturity date of agreement is xx/xx/2035.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application (1003) is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance failing risk indicator is "Moderate"

This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
TILA Finance Charge Test: FAIL"
* ComplianceEase TILA Test Failed (Lvl 2)     "Compliance Ease TILA test Failed:
1) This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxis loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxissing Appraisal (Lvl 2)     "Appraisal is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at "New Jersey" State. The following disclosures are missing from loan files.
1) NJ Attorney Disclosure
2) Unacceptability of Insurance Notice
3) Attorney Disclosure II
4) Tax Bill Information
5) Private Well Testing
6) Choice of Insurer Disclosure
7) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosures is missing from loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019, shows that the subject xx was originated on xx.
The chain of the assignment has not been found.
There is a junior xx in the favor of xx  originated on xx.00, which was recorded on xx/xx/2008.
Annual installment of xx jurisdiction tax of 2018 has been paid in the amount of $xxxxx/xx/2018.
No prior year delinquent taxes have been found.	According to the review of payment history as of xx/xx/2019, the borrower has been delinquent for 1 month. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx24 and PITI is in the amount of $xxx85. The UPB reflected in the amount of xx.	Collections Comments:As per the review of the servicing comments, the loan is in the collection and the borrower has been delinquent for 1 month. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx24 and PITI is in the amount of $xxx85. The UPB reflected in the amount of xx.
As per the comment dated xx/xx/2018, the reason for default is a curtailment of income.
The loan has never been modified since origination.
No comments have been found regarding the foreclosure proceedings on the subject property in the latest servicing comments.
As per the collection comments, the bankruptcy has not been filed.
The servicing comment dated xx/xx/2019 shows that the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application/1003 is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosures are missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Wisconsin. The following state disclosures are missing from the loan file.
1.Explanation of Personal Obligation
2.Marital Property Act Disclosure
3.Choice of Insurance Disclosure
4.Co-Signer Notice
5.Tattle Tale Notice under the Marital Property Act"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx in favor of xx.

The chain of assignment is completed as the subject xx is currently assigned to “xx” and this AOM was recorded on xx/xx/2014.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The annual xx taxes for 2018 have been paid in full in the amount of $xxx/xx/2018.

No prior year delinquent taxes have been found in the updated title report.
Review of updated payment history as of xx/xx/2019, the loan is currently in delinquency for +1 month and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxxthe due date of xx/xx/2019. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in delinquency for +1 month and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxxthe due date of xx/xx/2019. The UPB as of the date is in the amount of xx.
The servicing comment dated xx/xx/2019 states that the reason for default of the loan is borrower's excessive obligation. The borrower intents to keep the property.
No evidences are available in the latest 24 months servicing comments regarding foreclosure proceedings and Bankruptcy filings.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2011 with unpaid principal amount of xx.
xx of the new principal balance is eligible for forgiveness (the “Deferred” principal reduction amount). Provided borrower is not in default on his new payments such that the equivalent of 3 full monthly payments are due and unpaid on the last day of any month, on each of the 1st, 2nd and 3rd anniversaries of xx/xx/2011, the lender sxxreduce the deferred principal balance of the Note installments equal to 1/3rd of the deferred principal reduction amount. The provided tape in payment history screen is showing that the deferred principal balance as of the date is in the amount of $xxxno such evidences are available in the loan file or latest 24 months servicing comments to confirm the same and also no information are available to confirm whether the remaining amount (xx) has also been deferred or forgiven.
The borrower promises to pay the new modified P&I of $xxx the new fixed interest rate of 8.500 % beginning from xx/xx/2011 to the new maturity date of xx/xx/2037.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is not signed by the borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The CE risk indicator is "Moderate" due to following factors:

1. This loan failed the points and fees test  (xx Lender Letter Ann. 06-04) as the points and fees charged to the borrower exceed the greater of 5% of the xx amount or $xxxxx public guidelines) Points and Fees Test: FAIL      Charged: $xxxllowed: $xxxver by: +$xxx.This loan failed the points and fees test (Freddie Mac Industry Letter xx/xx/2009) as the points and fees charged to the borrower exceed 5% of the xx amount, or $xxxxx amounts of xx or less.
Note, no more than two "Bona Fide - GSE" discount points are excluded from the calculation of the points and fees for purposes of this test.

GSE (Freddie Mac public guidelines) Points and Fees Test: FAIL        Charged: $xxx Allowed: $xxx Over by:+$xxx loan failed the TILA foreclosure rescission finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxomplianceEase TILA Test Failed (Lvl 2)     "1. This loan failed the points and fees test  (xx Lender Letter Ann. 06-04) as the points and fees charged to the borrower exceed the greater of 5% of the xx amount or $xxxxx public guidelines) Points and Fees Test: FAIL      Charged: $xxxllowed: $xxxver by: +$xxx.This loan failed the points and fees test (Freddie Mac Industry Letter xx/xx/2009) as the points and fees charged to the borrower exceed 5% of the xx amount, or $xxxxx amounts of xx or less.
Note, no more than two "Bona Fide - GSE" discount points are excluded from the calculation of the points and fees for purposes of this test.

GSE (Freddie Mac public guidelines) Points and Fees Test: FAIL        Charged: $xxx Allowed: $xxx Over by:+$xxx loan failed the TILA foreclosure rescission finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxnitial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.00 which was recorded on xx/xx/2002 with the Instr | Book/Page xx.
 xx.
No active judgments or liens have been found.
The annual combined taxes for the year 2019 are due on xx/xx/2019 in the amount of $xxx Parcel #xx.
The annual combined taxes for the year 2019 are due on xx/xx/2019 in the amount of $xxx Parcel #xx.
The annual combined taxes for the year 2018-2019 have been paid in the total amount of $xxx62 for the Parcel # xx and Parcel # xx
No prior year's delinquent taxes have been found.
As of xx/xx/2019 payment history, the borrower has been delinquent for 3 months and the next due for regular payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx, which was applied to the due date of xx/xx/2019. As per payment history, the UPB reflecting is in the amount of xx. The borrower had made the last payment as per the xx payment change notice which was executed on xx/xx/2018, the document located at “xx”.	Collections Comments:According to the servicing comments, the loan is in collections.

As of xx/xx/2019 payment history, the borrower has been delinquent for 3 months and the next due for regular payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx, which was applied to the due date of xx/xx/2019. As per payment history, the UPB reflecting is in the amount of xx. The borrower had made the last payment as per the xx payment change notice which was executed on xx/xx/2018, the document located at “xx”.
Reason for default is an excessive obligation.

According to the servicing comment dated xx/xx/2019, the subject property has been occupied by an unknown party.

No BPO and inspection reports have been provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL, Loan Data: xx, Comparison Data: xx & Variance -$xxx.
This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx* Missing Required Disclosures (Lvl 2)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina. However, the following state disclosures are missing from the loan file:
1. Amortization Schedule Disclosure.
2. Credit Property Insurance Disclosure.
3. Fee Agreement.
4. Priority of Security Instrument Disclosure.
5. Attorney Selection Disclosure."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form document is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrowers."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2019 the subject xx was originated on xx.00 which was recorded on xx/xx/2007.
The chain of assignment has been completed. The current assignment is with the xx. which was recorded on xx/xx/2012.
There is a credit card judgment against the borrower xx  in the amount of $xxxcorded on xx/xx/2019.
2019 xx annual taxes have been due on xx/xx/2020 in the amount of $xxx18 xx annual taxes have been paid on xx/xx/2018 in the amount $xxx19 City annual taxes have been due on xx/xx/2019 in the amount of $xxx18 City annual taxes have been paid on xx/xx/2018 in the amount of $xxx prior year delinquent taxes have been found.
The review of payment history as of date06/xx/2019 shows that the borrower has been delinquent for 2 months and next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2019. The UPB is reflected in the latest payment history in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the collection and next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2019. The UPB is reflected in the latest payment history in the amount of xx.
The reason for the default of the borrower was an excessive obligation. The borrower wants to retain his property.
No loss mitigation activity has been initiated.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This step loan modification agreement was made between (borrower) xx (Lender)xx. on xx/xx/2015. The new modified principal balance is xx with the interest rate 2.00% which steps up in 3 steps ending at 4.00%. The borrower promises to pay the monthly P&I of $xxx beginning from xx/xx/2015. The maturity date will be on xx/xx/2037. The lender has forgiven principal in the amount of xx; however, the forgiven amount exceeds 2% of the modified principal balance.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xxe state. The following state disclosures are missing from the loan file.
1.Placement of Insurance Disclosure
2.Availability of Title Insurance
3.TN Consent to Disclosure of Insurance Information
4.Choice of Agent/insurer
5.Insurance Solicitation/Post Commitment"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title Report dated xx/xx/2019 shows the subject xx was originated on xx.xxhe chain of assignment is complete as the subject xx.
There is one junior xx found open in the amount of $xxx of xx, which is a nonprofit xx which was recorded on xx/xx/2004.
According to updated title report ,1st installment of combined taxes for the year of 2019 have been paid in the amount of $xxxnd installment is due on xx/xx/2019 in the amount of $xxxelinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than 60 days. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied to xx/xx/2019. The next due date is xx/xx/2019. As per payment history, the current UPB is being reflected in the amount of xx.	Collections Comments:The loan is currently in collection. As per the review of payment history, the borrower is delinquent more than 60 days. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied to xx/xx/2019. The next due date is xx/xx/2019. As per payment history, the current UPB is being reflected in the amount of xx.
According to servicing comment, foreclosure is not initiated on the loan.
Review of xxx, bankruptcy is not initiated on the loan.
Reason for default is excessive obligations.
Subject property is owner occupied. No information has been found regarding any damage or repair.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification was done on xx/xx/2011 between the xx (Borrower) & xx (Lender). The amortization type is fixed and new unpaid Principal balance is xx and lender defer in the amount of xx which was paid on maturity date. As per modification agreement interest bearing amount is xx and modification original rate is 6.000 % and Monthly P&I is $xxxdification payment start date is xx/xx/2011 and new maturity date is xx/xx/2034. .	Missing Required State Disclosures xx Insurance	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is available in the loan file. However, it is not signed by borrower."	* DTI > 60% (Lvl 2) "According to final application total monthly income is $xxxtotal monthly expenses is $xxx DTI is greater than 60.00%."
* MI, FHA or MIC missing and required (Lvl 2)     "MI Certificate is missing from the loan file."
								* Missing Required State Disclosures (Lvl 2) "List of service provider is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00 in favor of xx as nominee for xx xx.

The chain of assignment is completed as the subject xx is currently assigned to “xx” and this AOM was recorded on xx/xx/2013.

Active junior or senior judgments/liens/mortgages:

1. There is an active junior Civil Judgment available in the updated title report against xx in favor of "xx" and it was recorded on xx/xx/2019.

2. There are 2 active junior Civil Judgments available in the updated title report against xx in the total amount of $xxxfavor of "xx" and both judgments were recorded on xx/xx/2017 & xx/xx/2015 respectively.

3. There is an active junior Civil Judgment available in the updated title report against xx in the amount of $xxxfavor of "xx" and it was recorded on xx/xx/2015.

4. There is an active junior xx available in the updated title report against the subject property in the amount of $xxxfavor of "xx" and it was recorded on xx/xx/2015.

The 1st installment of combined tax for 2019 has been paid off in the amount of $xxxxx/xx/2019 and 2nd installment of $xxxdue on xx/xx/2019.

The annual Eller tax for 2019 is good through xx/xx/2019 in the amount of $xxx

The annual Hazardous Waste Fee for 2019 is good through xx/xx/2019 in the amount of $xxxannual Recycling Fee for 2019 is good through xx/xx/2019 in the amount of $xxx

Alert: The updated title report dated xx/xx/2019 states that the some peace of part property has been released and there is a recorded copy of "Partial Release of xx" available in the title report (xx) which was recorded on xx/xx/2008 with instrument#xx and it also confirmed that the subject xx remains in full force and effect as to the remainder of the subject real estate property. There are no evidences are available in the loan file to confirm whether the subject lender has received some amount by releasing of this part of subject property.
Review of updated payment history as of xx/xx/2019, the loan is currently in delinquency for +2 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in delinquency for +2 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.
No evidences are available in the latest 24 months servicing comments regarding foreclosure proceedings and Bankruptcy filings.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2015 with unpaid principal balance of xx out of which $xxx27 has been forgiven and the new principal amount is in the amount of xx..The borrower promises to pay the new modified P&I of $xxx with the new fixed interest rate of 6.625% beginning from xx/xx/2015 to the new maturity date of xx/xx/2034.	Affiliated Business Disclosure	4: Unacceptable	* Release of xx (Lvl 4) "The updated title report dated xx/xx/2019 states that the some peace of part property has been released and there is a recorded copy of "Partial Release of xx" available in the title report (xxf Page#19) which was recorded on xx/xx/2008 with instrument#xx and it also confirmed that the subject xx remains in full force and effect as to the remainder of the subject real estate property. There are no evidences are available in the loan file to confirm whether the subject lender has received some amount by releasing of this part of subject property."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Indiana license validation test as Indiana House Enrolled Act 1359 requires the xx to begin regulation of both first and subordinate lien xx lending under the First Lien xx Lending License and Subordinate Lien xx Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien xx Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xxx, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The CE risk indicator is "Moderate" due to following factors-

1. This loan failed the TILA finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Finance Charge Test: FAIL     Charged: xx    Allow: xx    Variance: -$xxx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Finance Charge Test: FAIL     Charged: xx    Allow: xx    Variance: -$xxx"
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated onxx (borrower) and (lender) xx., which was recorded on xx/xx/2004. The chain of assignment is missing from the loan file.
There are two active credit card judgments against the borrower in the total amount of $xxxch was recorded on xx/xx/2013 and xx/xx/2018 in favor of xx.
1st installment of xx tax for the year of 2019 is due on xx/xx/2019 in the amount of $xxxd installment of xx tax for the year of 2019 is due on xx/xx/2020 in the amount of $xxxnual other tax of 2019 is due on xx/xx/2019 in the amount of $xxx	Review of the payment history provided from xx/xx/2016 to xx/xx/2019 reveals that borrower has been delinquent for 2 months. The last payment was received in the amount of $xxx on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and as per payment history current interest rate is 9.000%.	Collections Comments:The subject loan is in collection. Review of the collection comments shows that the borrower has been delinquent for 2 months. The last payment was received in the amount of $xxx on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and as per payment history current interest rate is 9.000%.
There is no information regarding foreclosure in the available servicing comments.
xxx did not reflect any bankruptcy filed by the borrower.
As per latest comment dated xx/xx/2019, subject property has been occupied by the owner and in average condition.

Update:
As per comment dated xx/xx/2022, the first installment of sewer taxes is delinquent in the amount of $xxx, which is good through xx/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Loan Program Info Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is moderate due to Prepayment Term Test is failed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase State Regulation Test has been failed due to Prepayment Term Test shows Loan data 24Months, Comparison Data 0Months and 24Months.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx. The chain of assignment has been completed as currently the assignment is with “xx”
Active judgments and liens;
Credit card Judgment has been found pending against the borrower xx. It was recorded on xx/xx/2017 in the amount of $xxxch is in the favor of xx.
2019 xx Annual Taxes are due for xx/xx/2020 in the amount of $xxx City Annual Taxes are due of xx/xx/2019 in the amount of $xxx18 xx Annual Taxes have been paid in the amount of $xxxxx/xx/2018 and City Annual taxes have been paid on xx/xx/2018 in the amount of $xxx prior years delinquent taxes found.
Review of payment history as of dated xx/xx/2019 shows that the borrower is not making payments regularly. The borrower is currently delinquent for more than 7 months. The last payment was received on xx/xx/2019 in the amount of $xxx and that was applied for xx/xx/2019 and the next payment is due for xx/xx/2019. As per payment history, the current UPB is xx and the tape date reveals current interest rate is 4.000%.	Collections Comments:Available servicing comments from xx/xx/2017 till xx/xx/2018 states, the loan is in active bankruptcy. Debtor xx had filed bankruptcy under chapter- with the case#13 on xx/xx/2019 the last filing date was xx/xx/2019, debtors plan was confirmed on xx/xx/2019.
Comment dated xx/xx/2019 states; reason for default of borrower is curtailment of income same comment also reveals that borrower sent an email to the current servicer and states him that she was not working in the month of October 2018 since she was off of work for xx then she is paid off commission. Borrower intention is to keep the property. And now she approaches to the servicer for repayment plan.
No information has been found regarding the foreclosure on the subject property in the available 23 months servicing comments.
As per comment dated xx/xx/2018 subject property is in a good condition and comment dated xx/xx/2019, the property is Owner-occupied and it has been notified on dated xx/xx/2019. Latest 23 months collection comments not reveal any damages or repairs on the property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Debtor xx had filed bankruptcy under chapter- with the case#13 on xx/xx/2019 the last filing date was xx/xx/2019, debtors plan was confirmed on xx/xx/2019. Proof of Claim (POC) was filed by xx shows the secured claim amount xx and an arrearage in the amount of $xxx58. xxx filed on dated xx/xx/2019.xxx evidences not reflected on the xxx report. According to chapter-13 plan debtor sxxpay xx $xxx every two weeks and this plan sxxbe completed upon payment of the above, approximately 60 months.	Loan Modification agreement was made between borrower xx and xx on the effective date of xx/xx/2053.
The borrower had given promise to pay the UPB of xx with interest rate of 4% with P&I of $xxx with fixed amortized type and it was beginning from first payment date on xx/xx/2013 and ends with the maturity dated xx/xx/2053.
The lender has agreed to forgive xx of the unpaid principal balance on the modification. However, the forgiven amount exceeds 2% of modified principal balance.
Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test; the finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test; the finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx* DTI > 60% (Lvl 2) "According to final application the total monthly income of the borrower is $xxx00; however, total monthly expenses of the borrower are in the amount of $xxx00. Hence, DTI is 69.65 % which is greater than 60.000%."
* Missing Required Disclosures (Lvl 2)     "List of Servicer Provider is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "Below State Disclosures are missing from loan file;
Placement of Insurance Disclosure
TN Consent to Disclosure of Insurance Information
Choice of Agent/insurer
								Insurance Solicitation/Post Commitment"		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated xx/xx/2006 and was recorded on xx/xx/2006 in the amount of xx.
 The chain of assignment has been completed.
There is a civil judgment active in the favor of xx which was recorded on xx/xx/2018.
2018 xx annual tax certificate is required.
According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 1month. The last payment received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx57 and PITI is in the amount of $xxx96. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. The borrower is currently delinquent for 1month. The last payment received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx57 and PITI is in the amount of $xxx96. The UPB reflected as per the payment history is in the amount of xx. The reason for the default of the borrower was Unemployment. No loss mitigation activity has been initiated.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No comments have been found for damages or repairs. The borrower had filed for bankruptcy under chapter-13 with the case#xx on xx/xx/2019. POC was filed on xx/xx/2019 secured claim amount of xx with arrearage xx. The date of the last filing the bankruptcy is xx/xx/2019.The plan was confirmed on xx/xx/2019.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower had filed for bankruptcy under chapter-13 with the case#xx on xx/xx/2019. POC was filed on xx/xx/2019 secured claim amount of xx with arrearage xx. The date of the last filing the bankruptcy is xx/xx/2019.The plan was confirmed on xx/xx/2019.	Not Applicable	Credit Application Loan Program Info Disclosure Notice of Servicing Transfer Prepayment Penalty Rider	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Right of Rescission Test:  Result: FAIL.

This loan failed the TILA right of rescission test.
Closed-end.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Loan program disclosure missing or unexecuted (Lvl 2)     "?Loan Program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "?List of Services Providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "?Servicing transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative  index value since the supportive documents are missing from the loan file."
* Prepayment Rider Missing (Lvl 2)     "Prepayment rider is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is junior xx against subject property which is in the amount of xx, recorded on xx/xx/2016 and originated by xx.
Annual xx taxes for the year of 2018 have been paid in the amount of $xxxdelinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2016 to xx/xx/2019 states that the borrower has been making payments regularly. The last payment was received in the amount of $xxx which was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments: Review of the payment history available from xx/xx/2016 to xx/xx/2019 states that the borrower has been making payments regularly. The last payment was received in the amount of $xxx which was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between Borrower xx and lender xx. The new modified rate is 4.750 % and borrower promises to pay P&I in the amount of $xxx beginning xx/xx/2016 . The new principal balance is xx. The maturity date is xx/xx/2037.

The loan was modified with the 2 steps as payments begins from xx/xx/2016 with rate of interest 4.375 % and PI is $xxx which  ends with rate of interest 4.750 % and PI is $xxx.
Credit Application Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final 1003 (Application) is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at the origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in CA State. The following state disclosures are missing from the loan file:
1.Impound Account Disclosure
2.Cosigner Notice
3.Private xx Insurance Disclosure
4.Hazard Insurance Disclosure
5.Insurer RecommendationDisclosure
6.Anti-Tying Disclosure
7.Privacy Notice
8.Notice of Right to Copy of Appraisal
9.Application for Credit-Married Persons
10.Fair Debt Collection Notice
								11.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was recorded on xx/xx/2007 with xx.
The chain of assignment has been completed as currently the assignment is with xx.
* One junior xx found opened in the amount of xx recorded on xx/xx/2012 which is in the favor of xx.
Active Judgments and Liens;
1) One senior real state lien found pending against the subject property recorded on xx/xx/2000 in the amount of $xxxhich is in the favor of xx.
2) One civil judgment found pending against the borrower xx recorded on xx/xx/2012 in the amount of $xxxch is in the favor of xx.
Property Tax Status;
1) Annual combined taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019.
2) Annual school taxes for the year of 2018-2019 have been paid in the amount of $xxxxx/xx/2018.
No prior year delinquent taxes have been found pending.
Review of payment history as of dated xx/xx/2019 shows that the borrower is not making regular payments. The loan payment is currently 1 month delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of $xxx45 for the due date of xx/xx/2019. The unpaid principal balance according to payment is in the amount of xx. The current interest rate is 4.000% with P&I in the amount of $xxx.	Collections Comments:Collection comments available from xx/xx/2019 till xx/xx/2017 shows that the borrower is not making regular payments. The loan payment is currently 1 month delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of $xxx45 for the due date of xx/xx/2019. The unpaid principal balance according to payment is in the amount of xx. The current interest rate is 4.000% with P&I in the amount of $xxx.
Loan Modification agreement was made between borrower “xx” and lender “xx” on effective date xx/xx/2012.
The loan was modified with an effective date of xx/xx/2012 and a new principal balance of xx to a step rate starting at 2.900 % and a P&I payment of $xxx beginning from xx/xx/2012 with a new maturity date of xx/xx/2049.  The  rate is in 3 steps ending with 4.000%.
The foreclosure was not initiated in the loan.
The borrower has not filed bankruptcy yet.
Collection comment dated xx/xx/2019 shows that the reason for default is illness of borrower.
Comment dated xx/xx/2019 shows that the subject property is owner occupant with no visible damages or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower “xx ” and lender “xx” on effective date xx/xx/2012.
The loan was modified with an effective date of xx/xx/2012 and a new principal balance of xx to a step rate starting at 2.900 % and a P&I payment of $xxx beginning from xx/xx/2012 with a new maturity date of xx/xx/2049.  The  rate is in 3 steps ending with 4.000%.
Affiliated Business Disclosure HUD-1 Closing Statement Missing Required State Disclosures	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is available in loan file located at (0483083903_Settlement Statement_43_20140725) but points and fees are hand written; however, the same HUD-1 is signed by the borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is moderate as the loan is failing for late fees test and prepayment term test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test as;
Late Fees Test: FAIL 5.000% 2.000% +3.000%
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.

This loan failed the prepayment term test as;
Prepayment Term Test: FAIL 36Months 12Months 24Months
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at xx, following state disclosures are missing from the loan files.
1.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2.NY Interest Rate Disclosure
3.NY Hazard Insurance  Disclosure
4.Tax Escrow Account Designation
5.xx Bankers and Exempt Organizations Preapplication
6.Part 80 Disclosure
7.Alternative xx Transaction Disclosures
8.Co-Signer Notice Requirements
9.Default Warning Notice
10.Smoke Alarm Affidavit
11.xx Real Property Escrow Account Disclosure
12.Subprime Home Loan Counseling Disclosure
13.Subprime Home Loan Tax and Insurance Payment Disclosure
14.Subprime Home Loan Disclosure
15.Commitment Disclosure
16.Lock-in Disclosure
17.Expiration of Lock-in or Commitment Period"
* Operative index value is unable to confirm (Lvl 2)     "Unable to calculate operative index value from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was recorded on xx/xx/2005 with xx.
The chain of assignment has not been completed as currently the assignment is with xx; however, it should be with xx.
Active Judgments and Liens;
1) There are 6 unpaid water/sewer liens found pending against the subject property recorded on different dates totaling in the amount of xxx all the liens are in the favor of xx.
Property Tax Status;
1) 1st installment town taxes for the year of 2018 have been paid in the amount of $xxxxx/xx/2019.
2) 2nd installment town taxes for the year of 2018 are due for the amount of $xxxxx/xx/2020.
No prior year delinquent taxes have been found pending.
The loan payments are currently 3 months delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of $xxx12 for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 4.750% with P&I in the amount of $xxx56.	Collections Comments:Collection comments available from xx/xx/2017 till xx/xx/2019 shows that the borrower is not making regular payments. The loan payments are currently 3 months delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of $xxx12 for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 4.750% with P&I in the amount of $xxx56.
The loan was modified with an effective date of xx/xx/2011 and a new principal balance of xx to a step rate starting at 2.760 % and a P&I payment of $xxx beginning from xx/xx/2011 with a new maturity date of xx/xx/2035.  The  rate is in 3 steps ending with 4.750%.
The lender has also agreed to forgive the amount of $xxx03 and hence, the interest bearing is in the amount of xx.
There is also and deferral agreement dated xx/xx/2018 available in the loan file located at (xx) which shows that the amount of $xxx23 and payment history tape data also, reflects the same amount as deferred.; however, the document is not signed.
Collection comment dated xx/xx/2018 shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2018. However, collection comment dated xx/xx/2018 shows that the foreclosure file is on hold due to active loss mitigation program.
Foreclosure Comments:Collection comment dated xx/xx/2018 shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2018. However, collection comment dated xx/xx/2018 shows that the foreclosure file is on hold due to active loss mitigation program.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 7 with case#xx on xx. The plan was not confirmed. The plan was later discharged on xx/xx/2010 and was fully terminated on xx/xx/2010.
Loan Modification agreement was made between borrower “xx ” and lender “xx.”
The loan was modified with an effective date of xx/xx/2011 and a new principal balance of xx to a step rate starting at 2.760 % and a P&I payment of $xxx beginning from xx/xx/2011 with a new maturity date of xx/xx/2035.  The  rate is in 3 steps ending with 4.750%.
The lender has also agreed to forgive the amount of $xxx03 and hence, the interest bearing is in the amount of xx.
There is also and deferral agreement dated xx/xx/2018 available in the loan file located at (xx) which shows that the amount of $xxx23 and payment history tape data also, reflects the same amount as deferred.; however, the document is not signed.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "ComplianceEase Exception Test Failed due to the
CT License Validation Test: Fail.
As of xxx, 2008 the Connecticut First xx Lender License and the Connecticut Second xx Lender License are no longer valid. The Connecticut xx Lender License is available for loans with a closing date before xxxst, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate as the loan is failing for CT License Validation Test.
First xx lender licenses and secondary xx lender licenses in existence on June 30th, 2008 sxxbe deemed on and after xxxst, 2008, to be a xx lender license.
As of xxx, 2008 the Connecticut First xx Lender License and the Connecticut Second xx Lender License are no
longer valid. The Connecticut xx Lender License is available for loans with a closing date before xxxst, 2008."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
* Operative index value is unable to confirm (Lvl 2)     "Unable to calculate operative index value from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "According to final HUD-1 the settlement date is xx/xx/2005; however, note date is xx/xx/2005."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated ny the borrower."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 states that the subject xx was originated on xx.xxThe chain of the assignment is missing.
No outstanding liens/judgments found against borrower/property.
Annual xx taxes have been paid in the amount of $xxx	Review of the payment history provided from xx/xx/2016 to xx/xx/2019 reveals that borrower has been delinquent for 30 days. The last payment was received in the amount of $xxxx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 4.125%.	Collections Comments:Comment dated xx/xx/2018 stated that loan is eligible for short sale.
Borrower wants to keep the property. Therefore, he is looking for an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied.  No damages have been observed. The reason for default is illness of customer.
Review of the payment history provided from xx/xx/2016 to xx/xx/2019 reveals that borrower has been delinquent for 30 days. The last payment was received in the amount of $xxxx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019.  Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 4.125%.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on xx/xx/2011. The new modified rate is 2.000% and borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2011. The new principal balance is xx. The deferred balance xx. The maturity date is xx/xx/2051.	Affiliated Business Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Finance Charge Test: Charged xx allowed xx Over By -xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Finance Charge Test: Charged xx allowed xx Over By -xx.
This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxsing Required Disclosures (Lvl 2)     "List of service providers is missing from the file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.
The chain of the assignment has not been found.
There is a junior xx originated on xx.00 which was recorded on xx/xx/2015 with book/page# xx.
There is an IRS  lien against xx  in the favor of xx in the total amount of xx which was recorded on xx/xx/2016.
Annual installment of school jurisdiction tax of 2018 has been paid in the amount of $xxxxx/xx/2018.
Annual installment of utility jurisdiction tax of 2018 has been paid in the amount of $xxxxx/xx/2018.
Annual installment of combined jurisdiction tax of 2018 has been paid in the amount of $xxxxx/xx/2018.
No prior year delinquent taxes have been found.	According to the review of payment history as of xx/xx/2019, the borrower has been delinquent for 2 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx31 and PITI is in the amount of $xxx27. The UPB reflected in the amount of xx.	Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for 2 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx31 and PITI is in the amount of $xxx27. The UPB reflected in the amount of xx.
As per the comment dated xx/xx/2017, the reason for default is an excessive obligation.
The loan has never been modified since origination.
The borrower xx and xx  had filed bankruptcy under chapter 13 with the case # xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018. The date of the last filing is xx/xx/2019.
No comments have been found regarding the foreclosure proceedings on the subject property in the latest servicing comments.
The servicing comment dated xx/xx/2018 shows that the subject property has been occupied by an unknown party. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx and xx had filed bankruptcy under chapter 13 with the case # xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018. The creditor xx . had filed POC on xx/xx/2018 in the secured claim amount xx and an arrearage in the amount of xx. As per the amended chapter 13 plan filed on xx/xx/2018 (xx), the Debtor sxxpay to the trustee the sum of $xxx21 per month for 60 months. The date of the last filing is xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application/1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance  -xx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Foreclosure Rescission Finance Charge Test: FAIL  Loan Data  xx Comparison Data  xx Variance -xx
This loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxx Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas. The following state disclosures are missing from the loan file.
1.TX Loan Agreement Notice
2.Commitment Requirement/Anti-Tying
3.TILA Disclosures in Spanish
4.Choice of Insurance Notice
5.Collateral Protection Insurance Disclosure
6.Non-Deposit Investment Product Disclosure Are there any promotional materials?
7.Insurance Solicitation/Post Commitment Requirement
8.Construction Loan Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form document is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 states that the subject xx was originated on xx.xx with the xx  which was recorded on xx/xx/2006 with instrument no#xx.
The chain of assignment has been completed.

There is junior xx active against subject property in the amount of xx which was recorded on xx/xx/2007 with instrument no# xx.
The annual city taxes for the year of 2018 have been paid on xx/xx/2018 in the amount of $xxxannual utility charges for the year of 2018 have been paid on xx/xx/2018 in the amount of $xxxannual xx taxes for the year of 2018 have been paid on xx/xx/2018 in the amount of $xxxctive judgments or have been liens found.
The review of payment history as of dated xx/xx/2019 shows that borrower is making payment regularly. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2019 in the amount of $xxx the interest rate of 3.875% which was applied for the due date of xx/xx/2019. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comments from xx/xx/2017 till xx/xx/2019 (24 months) states the loan is in collection. Borrower xx filed Chapter-13 bankruptcy Case#xx on xx/xx/2016 and the plan was confirmed on xx/xx/2016.Available servicing comments from xx/xx/2017 till xx/xx/2019 (24 months) shows that foreclosure was initiated in the loan and the same show foreclosure went on hold due to bankruptcy filed by borrower. Borrower wants to keep the property. As per comments property is owner occupied & in condition. Borrower contact is established.
Foreclosure Comments:As per servicing collection comments the foreclosure was initiated against subject property. The foreclosure was referred to attorney on xx/xx/2018. The sale was scheduled on xx/xx/2019.xx   (Debtor) has filed Bankruptcy under chapter-13 on xx/xx/2016 with the case#xx. The POC was filed on xx/xx/2016. The motion for relief was filed on xx/xx/2016. The Date of Last Filing is xx/xx/2019.
Bankruptcy Comments:xx (Debtor) has filed Bankruptcy under chapter-13 on xx/xx/2016 with the case#xx. The POC was filed on xx/xx/2016. As per POC the claim is in the amount of xx and the arrearage is in the amount of $xxxan was confirmed on xx/xx/2016. As per plan the debtor would surrender the subject property and the creditor would have allowed deficiency claim. The motion for relief was filed on xx/xx/2016. The Date of Last Filing is xx/xx/2019.	Loan modification agreement was made between Borrower xx and lender xx on xx/xx/2017. As per agreement the new principal balance is in the amount of xx. The amount $xxxeferred from new principal balance. The total interest bearing principal is in the amount of xx. The borrower promises to pay P&I in the amount of $xxx the interest rate of 3.875% which begun on xx/xx/2017. The maturity date of agreement is xx/xx/2035.	Credit Application Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk indicator is Moderate:

The loan is failed for:
1)Brokerage/Finder Fee Test:: The loan data is $xxxparison data is $xxxhe Variance is -$xxxplianceEase State Regulations Test Failed (Lvl 2)     "Compliance Ease Regulations Test failed.

The loan is failed for:
1)Brokerage/Finder Fee Test:: The loan data is $xxxparison data is $xxxhe Variance is -$xxxsing Required Disclosures (Lvl 2)     "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in "xxe". The following disclosures are missing from loan file.

1) Placement of Insurance Disclosure
2) TN Consent to Disclosure of Insurance Information
3) Choice of Agent/insurer
4) Insurance Solicitation/Post Commitment"
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer is missing from loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 states that the subject xx was originated on xx.00 with the xx which was recorded on xx/xx/2004 with instrument no#xx.
The chain of assignment has been completed.
There is junior xx active against subject property in the amount of xx which was recorded on xx/xx/2006 with instrument no# xx.
The annual xx taxes of 2017 have been paid in the amount of $xxxxx/xx/2017.
The annual xx taxes of 2018 have been paid in the amount of $xxxxx/xx/2018.
The annual xx taxes of 2019 have been paid in the amount of $xxxxx/xx/2019.
No active judgments or liens have been found
The review of payment history as of dated xx/xx/2019 shows that borrower is delinquent for 2 months. The delinquency period was started from xx/xx/2019 to as of xx/xx/2019. The next payment is due on xx/xx/2019. The last P&I payment was received in the amount of $xxx with the interest rate of 5.626% which was applied for the due date of xx/xx/2019. The current unpaid principal balance is in the amount of xx.	Collections Comments:As per servicing collection comments the loan currently is in collections. The review of payment history as of dated xx/xx/2019 shows that borrower is delinquent for 2 months. The delinquency period was started from xx/xx/2019 to as of xx/xx/2019. The next payment is due on xx/xx/2019. The last P&I payment was received in the amount of $xxx with the interest rate of 5.626% which was applied for the due date of xx/xx/2019. The current unpaid principal balance is in the amount of xx.
As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs located to the subject property.
As per document located at "xx"  the foreclosure had been initiated against subject property. This foreclosure was stopped due to reinstatement.

Update:
As per the comment dated xx/xx/2022, the 6-month RPP was approved.
As per the comment dated xx/xx/2022, the reason for default is curtailment of income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing Dicsloures	4: Unacceptable	* The loan file is Flagged as an FHA loan (Lvl 4) "This loan is FHA. The loan was originated on xx. No indication of any changes in loan type found in the loan file."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow account disclosure is not signed by borrower."
								* Missing Required Disclosures (Lvl 2) "List of Service providers is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was recorded on xx/xx/2003 with xx.
The chain of assignment have been completed as currently the assignment is with xx.
No active judgments or liens have been found pending.
Property Tax Status;
1) Annual xx taxes for the year of 2018 have been paid in the amount of $xxxxx/xx/2018.
No prior year delinquent taxes have been found pending.
Review of payment history as of dated xx/xx/2019 shows that the borrower is not making regular payments. The loan payments are currently 2 months delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of $xxx for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 7.000% with P&I in the amount of xxx.	Collections Comments:Collection comments available from xx/xx/2017 till xx/xx/2019 shows that the borrower is not making regular payments. The loan payments are currently 2 months delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of $xxx for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 7.000% with P&I in the amount of xxx.
Loan Modification agreement was made between borrower “xx” and lender “xx.” on effective date xx/xx/2011.
The borrower agrees to pay the UPB of xx with interest rate of 7.000 % and P&I of $xxx with fixed amortized type beginning from first payment date xx/xx/2011 and ends with the maturity date of xx/xx/2043.
The foreclosure was not initiated in the loan.
The borrower had not filed any bankruptcy.
Collection comment dated xx/xx/2019 shows that the subject property is occupied by the unknown party with no visible damages or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower “xx” and lender “xx ” on effective date xx/xx/2011.
The borrower agrees to pay the UPB of xx with interest rate of 7.000 % and P&I of $xxx with fixed amortized type beginning from first payment date xx/xx/2011 and ends with the maturity date of xx/xx/2043.
Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Complince Ease risk indicator is moderate as loan is failing for TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test is fail.
Loan data is xx and allowed data is xx. Hence, the variance is -$xxx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 states that the subject xx was originated on xx.00 with the xx as a nominee for xx which was recorded on xx/xx/2006 with instrument no# xx.
The chain of assignment has been completed. Currently the xx is with xx.
There is junior xx active against subject property originated on xx.75 which was recorded on xx/xx/2007 held by xx with instrument | book/Page no #xx.
There are two judgments against subject borrower these are follows.
1) There is active judgment against the borrower in the amount of $xxxch was recorded on xx/xx/2016 held by xx.
2) There is active child support lien against the borrower in the amount of $xxxch was recorded on xx/xx/2019 held by xx.
The 1st and 2nd installments of combined taxes for the year of 2019 have been paid in the amount of $xxxe 3rd and 4th installments of combined taxes for the year of 2019 are due in the amount of $xxx

The review of payment history as of dated xx/xx/2019 shows that borrower is delinquent for 9 months. The delinquency period was started from xx/xx/2018 to as of xx/xx/2018. The next payment is due on xx/xx/2018. The last P&I payment was received on xx/xx/2019 in the amount of $xxx58 with the interest rate of 4.750% which was applied for the due date of xx/xx/2018. The current unpaid principal balance is in the amount of xx.
Collections Comments:As per servicing collection comments, the loan is in active bankruptcy. The review of payment history as of dated xx/xx/2019 shows that borrower is delinquent for 9 months. The delinquency period was started from xx/xx/2018 to as of xx/xx/2018. The next payment is due on xx/xx/2018. The last P&I payment was received on xx/xx/2019 in the amount of $xxx58 with the interest rate of 4.750% which was applied for the due date of xx/xx/2018. The current unpaid principal balance is in the amount of xx.
The loan has been modified on xx/xx/2009 and a new principal balance is in the amount of xx to a step modification and the rate was started from 2.00%. The borrower had given promise to pay P&I in the amount of $xxx beginning on xx/xx/2010 with a new maturity date of xx/xx/2043. The rate changes in 4 steps ending at 4.750% with P&I in the amount of $xxx58.
The loan was in foreclosure. The servicing collection comments show the foreclosure was referred to attorney on xx/xx/2018. As per document located at “xx”, the lis pendens was filed on xx/xx/2018 and it was recorded on xx/xx/2018. The foreclosure was placed on hold due to bankruptcy. Borrower has filed Bankruptcy under chapter-13 on xx/xx/2018 with the case#xx. The loan is in active bankruptcy.
Borrower had filed Bankruptcy under chapter-13 on xx/xx/2018 with the case#xx. The POC was filed on xx/xx/2018. As per POC the claim amount is xx and the arrearage is in the amount of xx. The plan was filed on xx/xx/2018. The plan was confirmed on xx/xx/2018. As per plan debtor would pay Arrears Payment to subject creditor in the amount of xx. The debtor will pay the amount of $xxx per month inside the plan and would pay the amount of $xxx00 outside the plan. The motion for relief was not filed. The Date of Last filing is xx/xx/2019.

Foreclosure Comments:The loan was in foreclosure. The servicing collection comments show the foreclosure was referred to attorney on xx/xx/2018. As per document located at “xx”, the lis pendens was filed on xx/xx/2018 and it was recorded on xx/xx/2018. The foreclosure was placed on hold due to bankruptcy. Borrower had filed Bankruptcy under chapter-13 on xx/xx/2018 with the case#xx. The loan is in active bankruptcy.
Bankruptcy Comments:xx (Debtor) has filed Bankruptcy under chapter-13 on xx/xx/2018 with the case#1xx. The POC was filed on xx/xx/2018. As per POC the claim is in the amount of xx and the arrearage is in the amount of xx. The plan was filed on xx/xx/2018. The plan was confirmed on xx/xx/2018. As per plan debtor would pay Arrears Payment to subject creditor in the amount of xx. The debtor will pay $xxx per month inside the plan and would pay $xxx00 outside the plan. The motion for relief was not filed. The Date of Last filing is xx/xx/2019.	The loan was modified with an effective date of xx/xx/2009 and a new principal balance is in the amount of xx to a step modification and the rate was started from 2.00%. The borrower had given promise to pay P&I in the amount of $xxx beginning on xx/xx/2010 with a new maturity date of xx/xx/2043. The rate changes in 4 steps ending at 4.750% with P&I in the amount of $xxx58.	Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following state disclosures are missing from loan file.
1)NJ Attorney Disclosure
2)Unacceptability of Insurance Notice
3)Attorney Disclosure II
4)Tax Bill Information
5)Private Well Testing
6)Choice of Insurer Disclosure
								7)Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.A. and also was recorded on xx/xx/2005.
The chain of assignment is complete. The latest assignment of xx is with xx.
Active judgments or liens have been found pending are as follows:
1) Credit card judgment against the borrower xx in favor of xx in the amount of $xxx it was recorded on xx/xx/2009.
Annual taxes are in the amount of $xxxo prior delinquent taxes have been found pending.	Provided payment history as of xx/xx/2019 reveals that the loan is in delinquency for 01 month. The next due date for the payment is xx/xx/2019. The last payment of xx/xx/2019 was received on xx/xx/2019 in the amount of $xxx49. According to the payment history the current unpaid principal balance is being reflected in the amount of xx.	Collections Comments:Loan is in delinquency. Provided payment history from xx/xx/2016 to xx/xx/2019 reveals that the loan is in delinquency for 01 month. The next due date for the payment is xx/xx/2019. The last payment of xx/xx/2019 was received on xx/xx/2019 in the amount of $xxx49. According to the payment history the current unpaid principal balance is being reflected in the amount of xx.
According to the servicing comment dated xx/xx/2019, the subject property is occupied by unknown party with no visible damages or repairs. It is in average condition.
The reason for default of borrower is unemployment or decreased income. The borrower made last payment as per note terms on xx/xx/2019. The loan is not yet modified since origination.
No information pertaining to foreclosure has been found in the latest 24 months servicing comments.
The borrower xx  and xx  had filed bankruptcy under chapter 07 with case # xx on xx/xx/2009. The bankruptcy case was discharged on xx/xx/2010 and also got terminated on xx/xx/2010.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx and xx had filed bankruptcy under chapter 07 with case # xx on xx/xx/2009. The bankruptcy case was discharged on xx/xx/2010 and also got terminated on xx/xx/2010.	Not Applicable	Loan Program Info Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator shows moderate due to Prepayment Term Test failed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lenders license type in the state where the property is located."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in state of Wisconsin. The following state disclosures are missing from the loan file.
Explanation of Personal Obligation
Marital Property Act Disclosure
Choice of Insurance Disclosure
								Tattle Tale Notice under the Marital Property Act"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2019, the subject xx was originated on xx.00 which was recorded on xx/xx/2007.

No Active judgment or lien found.

1st  installment of 2020 year borough taxes has been paid off on xx/xx/2019 in the amount on $xxx.15.
2nd  installment of 2020 year borough taxes is due on xx/xx/2019 in the amount on $xxxd installment of 2020 year borough taxes is due on xx/xx/2020 in the amount on $xxx.15.
4th installment of 2020 year borough taxes is due on xx/xx/2020 in the amount on $xxx.15.

2019 year annual utilities taxes was past due on xx/xx/2019 in the amount on $xxx	Provided payment history as of xx/xx/2019, reveals that the loan is in delinquency for 01 month. The next due date for the payment is xx/xx/2019. The last payment of xx/xx/2019 was received on xx/xx/2019 in the amount of $xxx46. According to the payment history the current unpaid principal balance is being reflected in the amount of xx.	Collections Comments:Loan is in delinquency. Provided payment from xx/xx/2016 to xx/xx/2019, reveals that the loan is in delinquency for 01 month. The next due date for the payment is xx/xx/2019. The last payment of xx/xx/2019 was received on xx/xx/2019 in the amount of $xxx46. According to the payment history the current unpaid principal balance is being reflected in the amount of xx.
According to the servicing comments, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is unemployment or decreased income. The borrower made last payment as per note terms on xx/xx/2019. The loan is not yet modified since origination.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator shows moderate due to Late Fees Test & Prepayment Term Test failed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lenders license type in the state where the property is located.

This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lenders license type in the state where the property is located."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unable to be confirmed from the given lenders documents."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019, shows that the subject xx was originated on xx.xxhich was recorded on xx/xx/2004 with the instrument #xx.
The chain of assignment has not been found.  Currently, the xx is with the original lender xx.
There is an active xx prior to the subject xx in the favor of xx. which was recorded on xx/xx/1993 in the amount of xx with the Instr/book/page # xx.
No active judgments or liens have been found.
Annual installment of combined jurisdiction tax of 2019 is due in the amount of $xxx/xx/2020.
Annual installment of combined jurisdiction tax of 2018 has been paid in the amount of $xxx/xx/2018.
No prior year delinquent taxes have been found.	According to the review of payment history as of xx/xx/2019, the borrower has been delinquent for 30 days. The last payment was received on xx/xx/2019, which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected in the payment history is in the amount of xx.	Collections Comments:As per the review of the servicing comments, the loan is in the collection and the borrower has been delinquent for 30 days. The last payment was received on xx/xx/2019, which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected in the payment history is in the amount of xx.
As per the comment dated xx/xx/2018, the reason for default is an excessive obligation.
The loan modification agreement was made between (borrower)xx  and xx and (Lender) xx  on xx/xx/2011.
The borrower xx  and xx  had filed bankruptcy under chapter-7 with the case # xx on xx/xx/2009. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is $xxxis no comment indicating a cramdown. The debtor was standardly discharged on xx/xx/2009 and the case got terminated on xx/xx/2009.
No comments have been found regarding the foreclosure proceedings on the subject property in the latest servicing comments.
The servicing comment dated xx/xx/2019 shows that the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter-7 with the case # xx on xx/xx/2009. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is $xxxis no comment indicating a cramdown. The debtor was standardly discharged on xx/xx/2009 and the case got terminated on xx/xx/2009.	This loan modification agreement was made between (borrower) xx . on xx/xx/2011.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 10.375% and new P&I is in the amount of $xxxnning from xx/xx/2011. The maturity is xx/xx/2035. The interest bearing amount is xx and deferred balance in the amount of xx. There is no provision for the balloon payment. However; as per the recast agreement located at “xx”, the lender reduced the P&I from $xxxxxxginning from xx/xx/2017.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1.Amortization Schedule Disclosure
2.Credit Property Insurance Disclosure
3.Fee Agreement
4.Priority of Security Instrument Disclosure
5.Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.
The chain of assignment is complete.
There are no judgments and liens.
Annual xx taxes for the year of 2018 have been paid in the amount of $xxxo delinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2016 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxx which was applied to due date of xx/xx/2016 and the next due date is xx/xx/2016. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in active bankruptcy. According to the xxx report, the debtor had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $xxx for 60 months. The POC was filed on xx/xx/2019. The POC amount is xx and total arrearage amount is xx. Available servicing comment and documents in file reveal that loan is in foreclosure since 2015. Foreclosure was referred to dated xx/xx/2015. Foreclosure complaint was filed on xx/xx/2017 Foreclosure was put on hold due to the borrower had filed bankruptcy on xx/xx/2019.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2015. Foreclosure was referred to dated xx/xx/2015. Foreclosure complaint was filed on xx/xx/2017 Foreclosure was put on hold due to the borrower had filed bankruptcy on xx/xx/2019.
Bankruptcy Comments:According to the xxx report, the debtor had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $xxx for 60 months. The POC was filed on xx/xx/2019. The POC amount is xx and total arrearage amount is xx.	The loan modification agreement consists of principal forgiven. The loan was modified on xx/xx/2013. According to the modification agreement the new modified unpaid principal balance is xx in additional the principal amount of xx permanently forgiven by the lender which exceeds more than 2.00% of the modified unpaid principal balance.	Missing Required Disclosures Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of Service provider is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in TN State. The following state disclosures are missing from the loan file:
Placement of Insurance Disclosure
TN Consent to Disclosure of Insurance Information
Choice of Agent/insurer
								Insurance Solicitation/Post Commitment"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx. The chain of assignment has been completed as no assignment has been done by xx.
There is a UCC judgment which was recorded on xx/xx/2018 in the favor of xx. However, the amount of judgment has not been provided.
There is a junior xx in the favor of xx,  A Federal xx in the amount of xx which was recorded on xx/xx/2005.
The first Installment combined taxes for the year 2019 have been paid in the amount of $xxxe second Installment combined taxes for the year 2019 have been paid in the amount of $xxx delinquent taxes have been found for the prior years.
The review of payment history as of dated xx/xx/2019 shows that the borrower has been delinquent for 9 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx04 which was applied for the due date of xx/xx/2019. As per payment history, the current UPB reflected is in the amount of xx. According to the deferral agreement dated xx/xx/2017 located at 'xx', the total non-interest bearing forbearance amount is xx which is reflected as deferred balance in the payment history tape data.	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and the next due date for the payment is xx/xx/2018. The review of payment history as of dated xx/xx/2019 shows that the borrower has been delinquent for 9 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx04 which was applied for the due date of xx/xx/2019. As per payment history, the current UPB reflected is in the amount of xx. According to the deferral agreement dated xx/xx/2017 located at 'xx', the total non-interest bearing forbearance amount is xx which is reflected as deferred balance in the payment history tape data. The borrower xx had filed the bankruptcy under chapter-13 with the case#xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The POC was filed by xx on xx/xx/2019 with the secured claim in the amount of xx and an arrearage in the amount of xx. According to the amended chapter 13 plan filed on xx/xx/2019, the debtor sxxpay $xxxr 3 months then $xxxr 2 months and then $xxxr month for 55 months. The date of the last filing the bankruptcy was xx/xx/2019. The foreclosure was initiated and the file was referred to an attorney on 07/xx/18. The complaint was filed on xx/xx/2019. The borrower xx had filed the bankruptcy under chapter-13 with the case#xx on xx/xx/2019. However, the foreclosure was placed on hold. The loan modification agreement was made between borrower xx and the lender xx on xx/xx/2013. The loan has been modified twice since origination. Previously, the loan was modified on xx/xx/2010. The comment dated xx/xx/2018 states that the reason for default was a curtailment of income. No damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on 07/xx/18. The complaint was filed on xx/xx/2019. The borrower xx had filed the bankruptcy under chapter-13 with the case#xx on xx/xx/2019. However, the foreclosure was placed on hold.
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter-13 with the case#xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The POC was filed by xx on xx/xx/2019 with the secured claim in the amount of xx and an arrearage in the amount of xx. According to the amended chapter 13 plan filed on xx/xx/2019, the debtor sxxpay $xxxr 3 months then $xxxr 2 months and then $xxxr month for 55 months. The date of the last filing the bankruptcy was xx/xx/2019.	The loan modification agreement was made between borrower xx and the lender xx on xx/xx/2013. The modified new principal balance is xx with an interest rate of 4.37 % and borrower promised to pay P&I in the amount of $xxx04. The first payment started from xx/xx/2013 with the maturity date of xx/xx/2050.There is a provision for the balloon payment and it has 2 modification steps. As per Modification agreement lender decided to forgive the principal amount of xx which exceeds 2% of the modified principal balance. The loan has been modified twice since origination. Previously, the loan was modified on xx/xx/2010.

Affiliated Business Disclosure Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from the loan file. The values are considered from the initiated application located at 'xx."
* Application Not Signed by All Borrowers (Lvl 2)     "The final application is missing from the loan file. The values are considered from the initiated application located at 'xx'."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the late fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Missing Required Disclosures (Lvl 2)     "The list of Service Providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of xx. The following state disclosures are missing from the loan file.
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure
NY Hazard Insurance  Disclosure
Tax Escrow Account Designation
xx Bankers and Exempt Organizations Pre-application
Part 80 Disclosure
Alternative xx Transaction Disclosures
Co-Signer Notice Requirements
Default Warning Notice
Smoke Alarm Affidavit
xx Real Property Escrow Account Disclosure
Subprime Home Loan Counseling Disclosure
Sub-prime Home Loan Tax and Insurance Payment Disclosure
Sub-prime Home Loan Disclosure
Commitment Disclosure
Lock-in Disclosure
Expiration of Lock-in or Commitment Period"
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to determine from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to xx updated title report dated xx/xx/2019, the subject xx was originated on xx. for the amount of xx which was recorded on xx/xx/2007 with Instrument# 5583550.
The chain of assignment has been completed. Currently, the xx is with xx. which was recorded on xx/xx/2007.
There is a civil judgment against the borrower with the favor of xxin the amount of $xxxch was recorded on xx/xx/2013.
1st installment taxes for the year of 2019 have been paid in the amount of $xxx2nd  installment taxes for the year of 2019 have been due in the amount of $xxx
No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for 30+ days and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2019. The UPB is xx. The P&I is $xxx and the PITI is $xxx.	Collections Comments:The loan is currently in the collections and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2019. No records for bankruptcy have been found. The RFD is an Excessive obligation. The loan was modified twice since origination. As per the comment dated xx/xx/2019, the property is owner-occupied. No repairs and damages have been found.

Update:
No issues found in the available collection comment.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This step modification agreement was signed between the borrower "xx " and lender "xx ” on xx/xx/2013.
The UPB is xx. The borrower promises to pay P&I in the amount of $xxx with the interest rate of 6.875%, beginning from xx/xx/2013. The maturity is xx/xx/2048. The lender has forgiven principal in the amount of xx. However, the forgiven amount exceeds 2% of the modified principal."
Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report from origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "subject property is located in Washington State. The following required state disclosures are missing from the loan file.

1.xx Loan Servicing Disclosure
2.Choice of Insurance Notice
3.PurxxxMoney Residential xx Loan Closing Valuation Disclosure
4.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.35, in the favor of xx. with Instrument# | Book/Page# xx.
The chain of assignment has been completed.
Active mortgages, liens, and judgments are as follows:
There are 2 civil judgments lien against the borrower xx  the 1st one which was recorded on xx/xx/2018 in the amount of $xxx the 2nd one which was recorded on xx/xx/2018 in the amount of $xxxfavor of Lxx.
There is one civil judgments lien against the borrower xx which was recorded on xx/xx/2018 with the amount of $xxxfavor of xx et al
There is another one civil judgments lien against the borrower xx  which was recorded on xx/xx/2018 with the amount of $xxxfavor of xx.
The annual school taxes of 2019/2020 are due in the amount of $xxxe town taxes of 2019 are paid in the amount of $xxx xx taxes of 2019 are paid in the amount of $xxx prior year delinquent taxes have been found.
According to the payment history the borrower is delinquent for 7 months. The last payment was received on xx/xx/2019 which was applied to xx/xx/2018 and the next due date is xx/xx/2018. The P&I is in the amount of $xxx98. The UPB reflected as per the payment history is in the amount of xx.The borrower is making payment as per notice of xx payment change which is located at "xx".
Collections Comments:The loan is currently in bankruptcy. According to the payment history the borrower is delinquent for 7 months. The last payment was received on xx/xx/2019 which was applied on xx/xx/2018 and the next due date for payment on xx/xx/2018. The P&I is in the amount of $xxx98. The UPB reflected as per the payment history is in the amount of xx.
According ot the comments, the borrower is intent to retain the property.
The loan has not been modified since origination.
The foreclosure was initiated and that was put on hold due to filed bankruptcy by borrower under chapter 13 with the case # xx on xx/xx/2019.
As per comments dated xx/xx/2018, the reason for default is an excessive obligations. The subject property has been occupied by the owner. As per comment excessive obligations due to credit card bills increase in xx payment and car repairs.
According to the collection comments review, the property condition is unable to be determined; however, no damage or estimated repairs have been reported.

Foreclosure Comments:The foreclosure was initiated.The file was referred to attorney on xx/xx/2018 and the complaint was filed on xx/xx/2018.However the foreclosure was put on hold due to the borrowers xx   had filed for bankruptcy under chapter 13 with the case# xx on xx/xx/2019.
Bankruptcy Comments:The borrowers xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed by creditor on xx/xx/2019 with the secured claim amount of xx and arrearage amount of xx. The schedule D of xxx does not contains the any unsecured portion. The motion from relief from stay is filed on xx/xx/2019. The post-xx date is xx/xx/2019.There is no comment indicating for cram down. According to the suggested amended chapter 13 plan the debtor sxxpay $xxxr the total base amount of xx.	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The List Program Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm the operative index value."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "The TIL document is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00 with the lender xx.
The chain of assignment has been completed as no assignment has been done by xx.
There is a civil judgment in the favor of xx in the amount of $xxxch was recorded on xx/xx/2011.
The annual xx taxes for the year 2018 have been paid in the amount of $xxx delinquent taxes have been found for the prior year.
According to the payment history as of xx/xx/2019, the borrower is current with the loan and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the current status of the loan is performing and the next due date for the payment is xx/xx/2019. According to the payment history as of xx/xx/2019, the borrower is current with the loan and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx. According to the xxx, the borrower xx had filed the bankruptcy under chapter-7 with the case# xx on xx/xx/2018 and the plan is not confirmed yet. The case was discharged on xx/xx/2018 and terminated on xx/xx/2018. The date of the last filing the bankruptcy was xx/xx/2018. No damage and repairs have been found. The reason for default has not been found. No information pertaining to foreclosure has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed the bankruptcy under chapter-7 with the case# xx on xx/xx/2018 and the plan is not confirmed yet. The case was discharged on xx/xx/2018 and terminated on xx/xx/2018. The date of the last filing the bankruptcy was xx/xx/2018.	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file. However, the values are updated as per the initial 1003 located at 'xx."
* Application Not Signed by All Borrowers (Lvl 2)     "The final 1003 is missing from the loan file. However, the values are updated as per the initial 1003 located at 'xx'."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Florida. The following state disclosures are missing from the loan file.
Anti-Coercion Notice
Title Insurance Disclosure
Radon Gas Disclosure
Insurance Sales Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title Report dated xx/xx/2019 shows the subject xx was originated on xx.
The chain of assignment is complete as the subject xx is currently with xx.
No active judgment or liens are found pending.
According to updated title report, annual combined taxes for the year of 2018 have been paid in the amount of $xxx annual combined taxes for the year of 2019 is due on xx/xx/2019 in the amount of $xxx delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than 120 days. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied to xx/xx/2018. The next due date is xx/xx/2018. As per payment history, the current UPB is being reflected in the amount of xx.	Collections Comments:Borrower has filed bankruptcy under Chapter 13, case # xx on xx/xx/2019 and plan was not confirmed . According to chapter 13 plan debtor sxxpay to the trustee in the amount of $xxx per month for the 60 months.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2019. Due to filing of bankruptcy by borrower on xx/xx/2019 FC process currently was put on hold.  No more evidences are available regarding further foreclosure proceedings.
As per the review of payment history, the borrower is delinquent more than 120 days. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied to xx/xx/2018. The next due date is xx/xx/2018.  As per payment history, the current UPB is being reflected in the amount of xx.
According to servicing comment, reason for default is excessive obligations.
Subject property is owner occupied. Subject property is owner occupied. According to servicing comment dated xx/xx/2018, subject property is damage. Nature of damage is roof. Estimated cost of repair is unable to be confirmed from the servicing comment. Latest BPO is missing or not available in the loan file. Latest servicing comment does not show that repair is completed.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2019. Due to filing of bankruptcy by borrower on xx/xx/2019 FC process currently was put on hold.  No more evidences are available regarding further foreclosure proceedings.
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter 13, case # xx on xx/xx/2019 and plan was not confirmed . According to chapter 13 plan debtor sxxpay to the trustee in the amount of $xxx per month for the 60 months.	This loan modification was done on xx/xx/2011 between the xx (Borrower) & xx (Lender). The amortization type is fixed and new unpaid Principal balance is xx and modification original rate is 4.500 % and Monthly P&I is $xxx. The modification payment start date is xx/xx/2011 and new maturity date is xx/xx/2041.
				Credit Application xx Insurance	3: Curable		* Additional Address Noted (Lvl 3) "According to subject xx which was recorded on xx/xx/2004; Instr|Book\Page#xx| 1061\465; subject property address is shown as "xx" However, note document is shown as "xx"."	* Application Missing (Lvl 2) "Final application is missing from the loan file." * MI, FHA or MIC missing and required (Lvl 2) "MI Certificate is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated xx/xx/2006 and was recorded on xx/xx/2006 in the amount of xx.

The chain of assignment is completed as the subject xx is still with the lender, xx.

Active junior or senior judgments/liens/mortgages:

1. There is an active junior Civil Judgment in the updated title report against xx in the amount of $xxxfavor of "xx" and it was recorded on xx/xx/2018.

2. There is an active junior Civil Judgment in the updated title report against xx in the amount of $xxxfavor of "xx" and it was recorded on xx/xx/2014.

The annual combined taxes for 2018 have been paid in full in the amount of $xxx xx/xx/2019.

The annual School taxes for 2018 have been paid in full in the amount of $xxx xx/xx/2018.

No prior year delinquent taxes have been found in the updated title report.

Review of updated payment history as of xx/xx/2019, the loan is currently in delinquency for +8 months and the next due for regular payment is xx/xx/2018. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2018. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in active Bankruptcy. The loan is currently in delinquency for +8 months and the next due for regular payment is xx/xx/2018. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2018. The UPB as of the date is in the amount of xx.
The joint debtors (xx) had filed for bankruptcy under chapter-13 with the case#xx on xx/xx/2019.
The Schedule-D in xxx shows that the unsecured amount is $xxxout of secured claim in the amount of xx and the value of collateral is xx.
According to the debtor's amended chapte-13 plan which was filed on xx/xx/2019, the debtor sxxmake monthly xx payments of $xxx for 60 months and total arrearage of xx will be paid through pro-rata. The plan is not confirmed yet.
The POC was filed on xx/xx/2019 with the secured claim of xx with an arrearage of xx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2018 and the complaint was filed on xx/xx/2019. The foreclosure proceedings were placed on hold as the borrower had filed Bankruptcy on xx/xx/2019 under chapter-13.

Update:
As per the comment dated xx/xx/2021, the modification rexx was approved for 240 terms. The total UPB amount is xx, the interest rate is 7.25%, and P&I is $xxx.
As per the comment dated xx/xx/2024, the BK case# xx under chapter 13 was discharged on xx/xx/2024, and arrears are paid in full.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2018 and the complaint was filed on xx/xx/2019. The foreclosure proceedings were placed on hold as the borrower had filed Bankruptcy on xx/xx/2019 under chapter-13.
Bankruptcy Comments:Claim No: 9
The joint debtors (xx) had filed for bankruptcy under chapter-13 with the case#xx on xx/xx/2019.
The Schedule-D in xxx shows that the unsecured amount is $xxxout of secured claim in the amount of xx and the value of collateral is xx.
According to the debtor's amended chapte-13 plan which was filed on xx/xx/2019, the debtor sxxmake monthly xx payments of $xxx for 60 months and total arrearage of xx will be paid through pro-rata. The plan is not confirmed yet.
The POC was filed on xx/xx/2019 with the secured claim of xx with an arrearage of xx.
Amended plan was filed on xx/xx/2019, which states that subject claim arrearage will be paid in the amount of xx and regular xx payments will be paid in the amount of $xxx62 for 6 months & then $xxx from 7 to 60 months through bankruptcy.	The loan was modified on xx/xx/2014 with new principal balance of xx. The borrower promises to pay the new modified P&I of $xxx with the new fixed interest rate of 7.160% beginning from xx/xx/2014 to the new maturity date of xx/xx/2045.	Affiliated Business Disclosure Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "An Appraisal report at origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "Settlement Services Providers List (SSPL) disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at TX State. The following state disclosures are missing from the loan files.
·?TX Loan Agreement Notice
·?Commitment Requirement/Anti-Tying
·?TILA Disclosures in Spanish
·?Home Equity Consumer Disclosure
·?Home Equity Loan Interest and Fees Preclosing Disclosure
·?Home Equity Loan Copies of Documents
·?Home Equity Loan Rescission Notice
·?Fair Market Value of Homestead Property Acknowledgment
·?Home Equity Loan Notice of Address for Borrower Notification of Violation
·?Non-Deposit Investment Product Disclosure Are there any promotional materials?
·?Construction Loan Disclosure."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per final HUD-1, the settlement date is mentioned as 3/xx/2006wherein the original Note date is xx/xx/2006."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report date xx/xx/2019, the subject xx is in the first lien position which was recorded on xx/xx/2000 with the lender xx.
The chain of assignment is complete as the current assignee is xx. The AOM from xx.
There is junior xx lien recorded on xx/xx/2018 in the amount of xx and in the favor of xx.

There is a credit card lien judgment recorded on xx/xx/2016 in the amount of $xxxe favor of xx.
2018 taxes are paid in the amount of $xxxr delinquent taxes are found.
According to the review of payment history, the current UPB is xx . The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for the due date of xx/xx/2018, the loan is next due for xx/xx/2018, the borrower is 6 months behind with his regular payments.	Collections Comments:According to the collection comments, the loan is in bankruptcy.
According to the review of payment history the current UPB is xx . The last payment was made on xx/xx/2019 in the amount of $xxxh was applied for the due date of xx/xx/2018, the loan is next due for xx/xx/2018.
The RFD is due to excessive obligations.
Loss mitigation: The borrower has been denied twice for loan modification review in the recent 24 months.
Foreclosure has been referred to attorney on xx/xx/2018 and complaint has been filed on xx/xx/2019.
Borrower filed chapter 13 bankruptcy on xx/xx/2019 with case # xx and plan has been confirmed on xx/xx/2019. As per the plan the borrower sxxpay to trustee the amount of $xxxr month for 60 months for arrears amount of $xxxC has been filed on xx/xx/2019 in the amount of xx and amount of arrears of $xxxe:
As per the comment dated 08/xx/24, the BK case# xx under chapter 13 was discharged on xx/xx/2024.
Foreclosure Comments:According to the collection comments,.Foreclosure file was referred to attorney on xx/xx/2018 and complaint has been filed on xx/xx/2019. Borrower filed chapter 13 bankruptcy on xx/xx/2019 with case # xx and plan has been confirmed on xx/xx/2019. Currently, the loan is active in bankruptcy.
Bankruptcy Comments:Borrower filed chapter 13 bankruptcy on xx/xx/2019 with case # xx and plan has been confirmed on xx/xx/2019. As per the plan, the borrower sxxpay to trustee the amount of $xxxr month for 60 months for arrears amount of $xxxC has been filed on xx/xx/2019 in the amount of xx and amount of arrears of $xxx	The step modification agreement was made between xx and xx on xx/xx/2015.
The new principal balance amount is xx of which $xxxeferred and the interest bearing amount is $xxx, the step rate of interest is 4.125% and P&I of $xxx payment beginning from xx/xx/2015 to xx/xx/2025.
Affiliated Business Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prepayment Term Test:FAIL Loan Data: 24Months Comparison Data:0Months Variance:24Months"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
								The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxuired Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated Business Form is missing in the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx. for the amount of xx which was recorded on xx/xx/2008 with the Instr | Book/Page xx. The chain of the assignment has been completed. Currently, the assignment is with the original lender xx. No active judgments or liens found have been found. xx first and second installment taxes for the year of 2018 have been paid in the total amount of $xxx, any prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2019, the borrower is currently making the regular payments and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx with the interest rate of 9.875%. The new UPB is reflected in the amount of xx.	Collections Comments:As per the servicing comment as of xx/xx/2019, the loan is active in the bankruptcy and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx with the interest rate of 9.875%. The new UPB is reflected in the amount of xx.
The borrower xx  had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017 and the plan was confirmed on xx/xx/2017.
The subject property is owner occupied.
As per the comment dated xx/xx/2018, the subject property had damaged due to hail on xx/xx/2016. The same comment dated stated that the loss draft check was received from xx in the amount of $xxxth the check# xx on xx/xx/2018. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages and we also don’t have any latest BPO to verify the property condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017 and the plan was confirmed on xx/xx/2017. Schedule D in a xxx dated xx/xx/2017 states, the amount of claim without deducting the value of the collateral was xx and value of the collateral that supports for this claim was xx. However, the unsecured portion remains as xx. The POC was filed by xx , xx. on xx/xx/2017, in the secured claim amount xx and an arrearage in the amount of $xxx93. The debtor was promised to pay for trustee in the amount of $xxx for 36 months.	Not Applicable	Credit Application Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure document is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois , However, the following state disclosures are missing from the loan file.
1.IL Collateral Protection Insurance Notice
2.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Operative index value is unable to confirm (Lvl 2) "The operative index value unable to be determined from the available loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,692.25	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was recorded on xx/xx/2007 with xx as nominee for xx.
The chain of assignment have been completed as currently the assignment is with xx, Successor By xx  recorded on xx/xx/2012.
Active Judgments and Liens;
1) One UUC lien found pending against the borrower xx recorded on xx/xx/2010 in the amount of $xxxhich is in the favor of xx.
Property Tax Status;
1) Annual xx taxes for the year of 2019 are due for the amount of $xxxxx/xx/2020.
2) Annual xx taxes for the year of 2019 are due for the amount of $xxxxx/xx/2019.
3) Annual xx taxes for the year of 2018 have been paid in the amount of $xxxxx/xx/2018.
4) Annual city taxes for the year of 2018 have been paid in the amount of $xxxxx/xx/2018.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/2019 shows that the borrower is not making regular payments. The loan payments are currently 7 months delinquent. The next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the total amount of $xxx for the due date of xx/xx/2018. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 7.125% with P&I in the amount of xx.	Collections Comments:Collection comments available from xx/xx/2017 till xx/xx/2019 shows that the borrower is not making regular payments. The loan payments are currently 7 months delinquent. The next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the total amount of $xxx for the due date of xx/xx/2018. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 7.125% with P&I in the amount of xxx.
Collection comment dated xx/xx/2018 shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2018. Comment dated xx/xx/2018 shows that the foreclosure sale was scheduled for xx/xx/2018; however, the foreclosure process was put on hold due to bankruptcy filed by the borrower.
The borrower xx  had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2018. The plan was confirmed on xx/xx/2019.
Collection comment dated  xx/xx/2019 shows that the subject property is owner occupant with no visible damages or repairs.

Update:
As per comment dated xx/xx/2023, the bankruptcy case#xx was discharged on xx/xx/2023.
Foreclosure Comments:Collection comment dated xx/xx/2018 shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2018. Comment dated xx/xx/2018 shows that the foreclosure sale was scheduled for xx/xx/2018; however, the foreclosure process was put on hold due to bankruptcy filed by the borrower on xx/xx/2018.
Bankruptcy Comments:The borrower xx  had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2018. The plan was confirmed on xx/xx/2019.
The PCO was filed on xx/xx/2019 in the claim amount of xx with arrearage in the amount of $xxx96.
Schedule D under xxx filed on xx/xx/2018 shows amount of claim without deducting the value of collateral is xx; value of collateral that supports the claim is xx and unsecured portion is in the amount of $xxx73.	Not Applicable	Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xxe State. The following required state disclosures are missing from the loan file.

1.Placement of Insurance Disclosure
2.Availability of Title Insurance
3.TN Consent to Disclosure of Insurance Information
4.Choice of Agent/insurer
								5.Insurance Solicitation/Post Commitment"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the subject xx was originated on xx.00 withxx and it was recorded on xx/xx/1995.
No xx assignment has been found.
No active judgments or liens have been found.
First and second xx taxes of 2018 have been paid in the total amount of xx.	The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2019. The delinquency has been done for 1 months. The last payment was received on xx/xx/2019 in the amount of $xxx31 and it was applied for the due date of xx/xx/2019. The current P&I is $xxx10 and interest rate is 2.00%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2019. The delinquency has been done for 1 months. The last payment was received on xx/xx/2019 in the amount of $xxx31 and it was applied for the due date of xx/xx/2019. The current P&I is $xxx10 and interest rate is 2.00%. The current unpaid principal balance is in the amount of xx.
No foreclosure proceedings have been found in the recent 24 months.
No bankruptcy filing has been found by borrowers.
The loan modification agreement was made between borrowers and xx on xx/xx/2014 with the new modified unpaid principal balance of xx. The lender had forgiven the principal balance in the amount of $xxx79. This amount exceeds 2% of modified balance.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrowers and xx on xx/xx/2014 with the new modified unpaid principal balance xx. The lender has forgiven the principal balance in the amount of $xxx79. The interest bearing amount was xx with step rate starting interest rate was 2.00% and the modified P&I was $xxx10 beginning on xx/xx/2014. The step rate was in 4 steps ending at rate 4.125% and P&I will be $xxx35 applicable from xx/xx/2021 to maturity date xx/xx/2027.	Affiliated Business Disclosure ARM Rider Credit Application Document Showing a Index Numerical Value Missing Dicsloures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* xx - Missing required ARM Rider (Lvl 2)     "ARM rider is missing."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "The operative index numerical value is unavailable."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of updated title report dated xx/xx/2019 states that the subject xx was originated on xx.
The chain of assignment has been completed as no assignment has been done by xx.
There are 20 IRS liens in the favor of xx  in the total amount of xx which were recorded on different dates.
There is a credit card judgment in the favor of xx  in the amount of $xxxch was recorded on xx/xx/2014.
The annual xx taxes for the year 2018 have been paid in the amount of $xxx delinquent taxes have been found for the prior year.

The review of the payment history reveals that borrower has been delinquent for 1 month and the next due date for the payment is xx/xx/2019. The last payment was received in the amount of $xxx for the due date of xx/xx/2019. The current UPB reflected is in the amount of xx. According to the deferral agreement dated xx/xx/2018 located at “xx”, the deferred balance is $xxx09.	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and the next due date for the payment is xx/xx/2019. The review of the payment history reveals that borrower has been delinquent for 1 month and the next due date for the payment is xx/xx/2019. The last payment was received in the amount of $xxx for the due date of xx/xx/2019. The current UPB reflected is in the amount of xx. According to the deferral agreement dated xx/xx/2018 located at “xx”, the deferred balance is $xxx09. The borrower had filed the bankruptcy under chapter-13 with the case# xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018. The POC was filed on xx/xx/2018 with the secured claim amount of xx and an arrearage amount of $xxx19. According to the chapter 13 plan filed on xx/xx/2017, the debtor sxxpay $xxxer month for the period of 60 months. The schedule D of a xxx dated xx/xx/2017 shows that the amount of claim is xx and the value of the collateral is xx. Hence, the unsecured portion is $xxx00. No comment indicating a cramdown has been found. The date of the last filing the bankruptcy was xx/xx/2019. The comment dated xx/xx/2017 states that the reason for default was an illness of family member. No damage and repairs have been found. No information pertaining to foreclosure has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter-13 with the case# xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018. The POC was filed on xx/xx/2018 with the secured claim amount of xx and an arrearage amount of $xxx19. According to the chapter 13 plan filed on xx/xx/2017, the debtor sxxpay $xxxer month for the period of 60 months. The schedule D of a xxx dated xx/xx/2017 shows that the amount of claim is xx and the value of the collateral is xx. Hence, the unsecured portion is $xxx00. No comment indicating a cramdown has been found. The date of the last filing the bankruptcy was xx/xx/2019.	Not Applicable	Credit Application Document Showing a Index Numerical Value Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial Escrow Account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following state disclosures are missing from the loan file.
1.IL Collateral Protection Insurance Notice.
2.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "The operative index value is unable to be determined from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "The ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was recorded on xx/xx/2005 with xx.
The chain of assignment have been completed as currently the assignment is with xx.
No active judgments or liens have been found pending.
Property Tax Status;
1) 1st installment xx taxes for the year of 2018-2019 have been paid in the amount of $xxxxx/xx/2018.
2) 2nd installment xx taxes for the year of 2018-2019 have been paid in the amount of $xxxxx/xx/2019.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/2019 shows that the borrower is not making regular payments. The loan payment is currently 1 month delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of $xxx17 for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 47.750% with P&I in the amount of $xxx49.	Collections Comments:Collection comments available from xx/xx/2017 till xx/xx/2019 shows that the borrower is not making regular payments. The loan payment is currently 1 month delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of $xxx17 for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 47.750% with P&I in the amount of $xxx49.
The borrower xx had filed bankruptcy under chapter 12 with case#xx on xx/xx/2014. The plan was converted to chapter 11 on xx/xx/2015. The plan was confirmed on xx/xx/2015 and it was later terminated on xx/xx/2016.
The current status of loan is collections.
Collection comment dated xx/xx/2019 shows that the subject property is owner occupant with no visible damages or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 12 with case#xx on xx/xx/2014. The plan was converted to chapter 11 on xx/xx/2015. The plan was confirmed on xx/xx/2015 and it was later terminated on xx/xx/2016.
The POC was filed on xx/xx/2014 in the claim amount of xx with arrearage in the amount of xx.
Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Dicsloures Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of Rescission is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "According to final HUD-1 the settlement date is xx/xx/2005; however, note date is xx/xx/2005."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00 which was recorded on xx/xx/2005. The chain of assignment has been completed. There is a junior xx in the amount of xx which was recorded on xx/xx/2005 with xx. No active judgments and liens have been found. 2016 other payment plans are delinquent in the amount of $xxxh good through date of xx/xx/2019. Annual Utilities of 2016 are delinquent in the amount of $xxxh good through date of xx/xx/2019.	Review of payment history shows that the borrower is not making payments regularly. The borrower is delinquent for more than 120 days. The last payment was received on xx/xx/2019 in the amount of $xxxat was applied for the due date of xx/xx/2018. The next payment is due on xx/xx/2018. As per payment history, the current UPB is xx.	Collections Comments:The loan is currently active in bankruptcy. The debtor xx had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2019. As per chapter 13 plan dated xx/xx/2019, the debtor sxxpay $xxxnthly to the trustee from xx/xx/2019 for 60 months. The plan has not been confirmed yet. Prior to this, the debtor had also filed the bankruptcy under chapter 13 with case#xx on xx/xx/2017. As per chapter 13 plan dated xx/xx/2017, the debtor sxxpay $xxx monthly to the trustee starting on xx/xx/2016 for 60 months. The plan was confirmed on xx/xx/2018. The chapter 13 plan was modified on xx/xx/2019 according to which the debtor sxxpay $xxx28 to the trustee for 45 months starting from xx/xx/2019. The xxx was filed on xx/xx/2018. The POC was filed on xx/xx/2017 with POC amount of xx and amount of arrearage is xx. Later, the debtor was dismissed on xx/xx/2019 due to failure to make plan payments. As per available document, the foreclosure was initiated on loan in 2016 and 2017. The foreclosure was referred to an attorney on xx/xx/2016 and xx/xx/2017. The foreclosure is currently on hold due to court delay. The borrower wants to keep the subject property. The subject property is owner occupied with no visible damages or repairs.

Update:
As per comment dated xx/xx/2022, the borrower filed bankruptcy under chapter 13, under the case #xx, on xx/xx/2022.
As per comment dated xx/xx/2022, the subject property has structural damage. The borrower stated the total claim was just over $xxxd the first invoice from the contractor is $xxxs per comment dated xx/xx/2022, the first disbursement was made for chimney repair.
As per the servicing comments, the foreclosure was initiated on the loan; as per comment dated xx/xx/2024, the complaint was filed on xx/xx/2024; as per comment dated xx/xx/2024, The FC was cancelled on xx/xx/2024 as the loan was reinstated.
As per comment dated xx/xx/2024, the borrower was approved a trial mod payment plan, with the trial period starting on xx/xx/2024 for the 9-month period.
As per the comment dated, the loan has been reinstated on xx/xx/2024 in the amount of xx.
As per comment dated xx/xx/2024, the subject property is the owner's occupied.
Foreclosure Comments:.As per available document, the foreclosure was initiated on loan in 2016 and 2017. The foreclosure was referred to an attorney on xx/xx/2016 and xx/xx/2017. The foreclosure is currently on hold due to court delay.
Bankruptcy Comments:The loan is currently active in bankruptcy. The debtor xx had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2019. As per chapter 13 plan dated xx/xx/2019, the debtor sxxpay $xxxnthly to the trustee from xx/xx/2019 for 60 months. The plan has not been confirmed yet. Prior to this, the debtor had also filed the bankruptcy under chapter 13 with case#xx on xx/xx/2017. As per chapter 13 plan dated xx/xx/2017, the debtor sxxpay $xxx monthly to the trustee starting on xx/xx/2016 for 60 months. The plan was confirmed on xx/xx/2018. The chapter 13 plan was modified on xx/xx/2019 according to which the debtor sxxpay $xxx28 to the trustee for 45 months starting from xx/xx/2019. The xxx was filed on xx/xx/2018. The POC was filed on xx/xx/2017 with POC amount of xx and amount of arrearage is xx. Later, the debtor was dismissed on xx/xx/2019 due to failure to make plan payments.	Not Applicable	Affiliated Business Disclosure Credit Application Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease risk indicator is moderate as loan is failing for State regulations restricted fees."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test.
This loan failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per Final HUD-1, Settlement date is xx/xx/2005 however, note date is xx/xx/2005."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the subject xx was originated on xx.00 which was recorded on xx/xx/2003 in favor of xx.

The chain of assignment is completed as the subject xx is still with the lender, xx.

No active judgment or lien has been found.

The annual combined taxes for 2018 have been paid in full in the amount of $xxxxx/xx/2020.

No prior year delinquent taxes have been found in the updated title report.

No Active judgment or lien has been found.

The combined taxes of 2019 are due on 0xx/xx/2020 in the amount on $xxxhe combined taxes of 2018 have been paid off on xx/xx/2018 in the amount on $xxx	Review of updated payment history as of xx/xx/2019, the loan is currently in delinquency for +2 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.	Collections Comments:Te loan is currently in delinquency for +2 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.
The debtor (xx) had filed bankruptcy under chapter-7 with the case#xx on xx/xx/2015. The Schedule-D in xxx shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx.
The debtor had intended to retain the subject property by reaffirming the subject debt. The subject property was claimed as an exempt.
The trustee had filed "Chapter 7 Trustee's Report of No Distribution" on xx/xx/2015. The debtor was discharged on xx/xx/2017.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor (xx ) had filed bankruptcy under chapter-7 with the case#xx on xx/xx/2015. The Schedule-D in xxx shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx.
The debtor had intended to retain the subject property by reaffirming the subject debt. The subject property was claimed as an exempt.
The trustee had filed "Chapter 7 Trustee's Report of No Distribution" on xx/xx/2015. The debtor was discharged on xx/xx/2017.	The loan was modified on xx/xx/2015 with the 3 step amortization with the unpaid principal balance of xx out of which $xxx75 has been forgiven and the new modified principal amount is in the amount of xx. The borrower promises to pay the initial step P&I of $xxx with the new initial step interest rate of 2.000% beginning from xx/xx/2015 and the new maturity date is xx/xx/2041.	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The CE risk indicator is "Elevated" as this loan failed the prepayment penalty term test is fail. The loan is a primary residence loan that charges a prepayment penalty with a term exceeding 3 years."
								* Missing Required Disclosures (Lvl 2) "Settlement Services Providers List (SSPL) disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Updated title report as of xx/xx/2019 shows subject xx was originated on xx.xx with xx. Chain of assignment is complete as current assignee is xx . There is a junior xx in the amount of xx recorded on  xx/xx/2007 by xx.

There are four junior civil judgments against the owner, xx in the total amount of xx.
 Status for RE Taxes:  First Installment RE Taxes in the amount of $xxxaid on xx/xx/2019.  Second Installment RE Taxes in the amount of $xxxue on xx/xx/2019.
The Payment History as of xx/xx/2019 reveals that the borrower has been the delinquent from xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxit was applied for the due date xx/xx/2018. The current P&I is $xxxrate of interest is 3.875%. The current unpaid principal balance is in the amount of xx.	Collections Comments:The loan is currently in active bankruptcy and the next due for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied to xx/xx/2018. The current UPB is reflected in the amount of xx.
The borrower was denied for the loan modification prior to filing the bankruptcy.
No evidence of damage or repair has been found in the recent 24 months servicing comments.

Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2018.  The file has been put on hold due to bankruptcy.
Bankruptcy Comments:Borrower had filed bankruptcy under Chapter 13 with the Case # xx xx/xx/2018 and the plan was confirmed on xx/xx/2019. POC was filed by xx on xx/xx/2019, in the secured claim amount xx and an arrearage in the amount of xx. The amended plan was filed on xx/xx/2019. Ongoing xx payments will be made by debtor in the amount of $xxx from xx/xx/2018 and trustee is going to pay pre-xx arrears in the amount of xx at 3.875% interest.	The loan modification agreement was made between borrower, xx and lender xx on xx/xx/2017.
As per the modified terms, the new principal balance is xx of which the lender has deferred $xxxnterest at the fixed rate of 3.875% would be charged on the interest bearing amount of xx from xx/xx/2017. The new maturity date will be xx/xx/2035.	Credit Application Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR document is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows that the subject xx was recorded on xx/xx/2006 with xx.
The chain of assignment have been completed as currently the assignment is with xx.
No active judgments or liens have been found pending.
Property Tax Status;
1) Annual xx taxes for the year of 2018 have been paid in the amount of $xxxxx/xx/2019.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/2019 shows that the borrower is not making regular payments. The loan payments are currently 2 months delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of $xxx for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 7.250% with P&I in the amount of $xxx.	Collections Comments:Collection comments available from xx/xx/2017 till xx/xx/2019 shows that the borrower is not making regular payments. The loan payments are currently 2 months delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of $xxx for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 7.250% with P&I in the amount of $xxx.
The foreclosure was not initiated in the loan.
The borrower xx  had filed bankruptcy under chapter-7 with the case#xx on xx/xx/2012. The plan was not confirmed. The plan was later discharged on xx/xx/2012 and was fully terminated on xx/xx/2012.
The loan is currently in collections.
Collection comment dated xx/xx/2017 shows that the borrower xx  has stated that the home was damaged by the xx . No amount of damages or repairs have been mentioned. The collection comments also does not show any comment stating that the damages have been repaired or not.
Collection comment dated xx/xx/2019 shows that the subject property is owner occupant.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter-7 with the case#xx on xx/xx/2012. The plan was not confirmed. The plan was later discharged on xx/xx/2012 and was fully terminated on xx/xx/2012.
Schedule D under xxx filed on xx/xx/2012 shows value of property as xx; amount of claim without deducting the value of collateral is xx and unsecured portion is in the amount of xx.
Not Applicable	Credit Application Loan Program Info Disclosure xx Insurance Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "LTV is 99.362% which is greater than 80.00% hence, MI certificate is required; however, it is missing from the loan file."
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of servicing transfer is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.
The chain of assignment has been completed as the loan was originated with xx.
There are fifteen water sewer liens against the subject property as follows:
Nine Water Sewer liens in the favor of xx, in the total amount of $xxxch were recorded on different dates.
Six Water Sewer liens in the favor of xx, in the total amount of $xxxch were recorded on different dates.
First installment xx taxes of 2019 have been paid in the amount of $xxxcond installment xx taxes of 2019 are due on xx/xx/2019 in the amount of $xxx prior year's delinquent taxes have been found.
Review of the payment history as of xx/xx/2019, the borrower has been delinquent for1 month and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx93, which was applied for xx/xx/2019. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to the servicing comments, the loan is in bankruptcy.

Review of the payment history as of xx/xx/2019, the borrower has been delinquent for1 month and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx93, which was applied for xx/xx/2019. The current UPB reflected as per the payment history is in the amount of xx.

Reason for default is unable to be determined.

According to the servicing comment dated xx/xx/2019, the subject property is owner-occupied.

No BPO and inspection reports have been provided.

Update:
As per comment dated xx/xx/2021, the subject property has damage; the borrower stated it needs home repairs. No estimated cost is available in the CC.
As per comment dated xx/xx/2022, the subject property is owner’s occupied.
As per comment dated xx/xx/2022, the loan has been modified on xx/xx/2022. The new P&I $xxx69 with a new interest rate is 4.50%. Beginning on xx/xx/2022, the new maturity date is xx/xx/2036.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx I had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2012. The POC was filed on xx/xx/2012 with the secured claim of xx and the amount of arrearage was xx. Schedule-D in xxx shows xx as unsecured portion out of claim amount xx. The value of collateral that supports the claim amount is xx. No have been found comments indicating a cram down. The case was discharged on xx/xx/2017 and terminated on xx/xx/2017.	Not Applicable	Affiliated Business Disclosure Condo/PUD Rider Credit Application Loan Program Info Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application/1003 is missing from the loan file."
* Condo / PUD rider Missing (Lvl 2)     "As per appraisal report, the property type is PUD, however, no PUD Rider has been found in the file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The service transfer document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "We are unable to determine the operative index value from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrowers."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00 with xx  which was recorded on xx/xx/2006.

The chain of assignment is completed as the subject xx is currently assigned to “xx” and this AOM was recorded on xx/xx/2012.

Active junior or senior judgments/liens/mortgages:

1. There is an active junior/piggy back xx available in the updated title report in the amount of xx in favor of xx. and it was recorded on xx/xx/2006.

The annual xx taxes for 2018 have been paid in full in the amount of $xxx xx/xx/2018.

No prior year delinquent taxes have been found in the updated title report.
Review of updated payment history as of xx/xx/2019, the loan is currently in delinquency for +3 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxx00 for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in delinquency for +3 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxx00 for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.
The servicing comment dated xx/xx/2019 states that the reason for default of the loan is borrower's excessive obligation.
The joint debtors (xx) had filed Bankruptcy under chapter-13 on xx/xx/2018 with the Case#xx and the plan was confirmed on xx/xx/2018.
The Schedule-D in xxx shows that the unsecured amount is $xxx00 out of secured claim in the amount of xx and the value of collateral is xx.
According to the debtor's amended chapte-13 plan which was filed on xx/xx/2018, the debtors  will make current xx payments directly to the creditor directly and the total arrearage will be paid to the trustee through the plan. This amended plan was confirmed on xx/xx/2018.
The creditor had filed the Motion for relief from automatic stay on xx/xx/2019 and the order was granted on xx/xx/2019 by denying the xxx by xx, NA. conditionally. However, should the Debtors default under the xx agreement between the parties beginning July 2019, the Motion for Relief from Stay is granted if the Creditor gives the Debtors and the Debtors’ attorney twenty (20) days written notice of opportunity to cure. If the default is not cured within twenty (20) days from the date the notice is issued, then the stay sxxlift without further Order from the Court. Further, the Creditor is allowed to communicate with the Debtors any communication required under the note and xx or under state law. Waiver of default sxxnot constitute waiver of subsequent default.

Update:
As per comment dated xx/xx/2023, the bankruptcy case #xx was discharged on xx/xx/2023; the case closed on xx/xx/2023.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The joint debtors (xx) had filed Bankruptcy under chapter-13 on xx/xx/2018 with the Case#xx and the plan was confirmed on xx/xx/2018.
The Schedule-D in xxx shows that the unsecured amount is $xxx00 out of secured claim in the amount of xx and the value of collateral is xx.
According to the debtor's amended chapte-13 plan which was filed on xx/xx/2018, the debtors  will make current xx payments directly to the creditor directly and the total arrearage will be paid to the trustee through the plan. This amended plan was confirmed on xx/xx/2018.
The creditor had filed the Motion for relief from automatic stay on xx/xx/2019 and the order was granted on xx/xx/2019 by denying the xxx by xx, NA. conditionally. However, should the Debtors default under the xx agreement between the parties beginning July 2019, the Motion for Relief from Stay is granted if the Creditor gives the Debtors and the Debtors’ attorney twenty (20) days written notice of opportunity to cure. If the default is not cured within twenty (20) days from the date the notice is issued, then the stay sxxlift without further Order from the Court. Further, the Creditor is allowed to communicate with the Debtors any communication required under the note and xx or under state law. Waiver of default sxxnot constitute waiver of subsequent default.
The loan was modified on xx/xx/2015 with new principal balance of xx. The borrower promises to pay the new modified P&I of $xxx00 with the new fixed interest rate of 7.350% beginning from xx/xx/2015 to the new maturity date of xx/xx/2036.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The CE risk indicator is "Moderate" since this loan failed the prepayment term test as the loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.

Prepayment Term Test: FAIL    Disclosed: 36 Months   Allowed: 0 Months    Over by: 36 Months"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test as the loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.

Prepayment Term Test: FAIL    Disclosed: 36 Months   Allowed: 0 Months    Over by: 36 Months"
* Missing Required Disclosures (Lvl 2)     "Settlement Services Providers List (SSPL) disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "List of service provider is mising from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The Updated title report dated xx/xx/2019 shows the xx was originated on xx. The subject xx was recorded on xx/xx/2002 with the instrument # xx.
The chain of the assignment has not been available.
There is municipal lien/ judgment has been found active against the borrower, the property address is not given. The lien is in the amount of $xxxfavor of xx, which was recorded on xx/xx/2015.
There is a junior xx active found, which was originated on xx. It was originated with the amount xx.
There are four civil judgments active against the borrower as follows
1. It was in the amount of $xxxfavor of xx.
2. It was in the amount of $xxxfavor of xx.
3. It was in the amount of $xxxfavor of xx
4. It was in the amount of $xxxfavor of xx.
The first and second installments of xx taxes for the year 2018 have been paid in the amount of $xxx $xxxe current ownership is vested in the xx (borrower).

Review of the payment history provided reveals that borrower is delinquent for 2 months. The last payment was received in the amount of $xxx on xx/xx/2019. The next due date is xx/xx/2019. The current UPB is in the provided payment history is in the amount of xx.	Collections Comments:The review of comment history shows that the loan is in collection. The property has been occupied by the owner himself. No damage or repair to the property has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Colorado State. The following required state disclosures are missing from the loan file.
1.Cash-Out Refinance Disclosure
2.Property Insurance Disclosure
3.Colorado Notice to Cosigner
4.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the available loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "Settlement date is xx/xx/2001, which is different from note date."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.
The chain of assignment is complete. The latest assignment of xx is with xx.
No active judgments or liens have been found pending.
Annual taxes are in the amount of $xxx19-2020 school taxes are delinquent in the amount of xxx for the due date of xx/xx/2019 and are payable till the good through date of xx/xx/2019.
Provided payment history as of xx/xx/2019 reveals that the loan is in delinquency for 01 month. The next due date for the payment is xx/xx/2019. The last payment of xx/xx/2019 was received on xx/xx/2019 in the amount of $xxx. According to the payment history the current unpaid principal balance is being reflected in the amount of xx.	Collections Comments:Loan is in delinquency. Provided payment history from xx/xx/2016 to xx/xx/2019, reveals that the loan is in delinquency for 01 month. The next due date for the payment is xx/xx/2019. The last payment of xx/xx/2019 was received on xx/xx/2019 in the amount of $xxx. According to the payment history the current unpaid principal balance is being reflected in the amount of xx.
According to the servicing comment dated xx/xx/2019, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is unemployment or decreased income. The borrower made /last payment as per loan modification on xx/xx/2019. The loan is modified once since origination. The loan modification was last made effective from xx/xx/2015.
The borrower promised to pay the unpaid principal balance of xx with interest rate of 2.000% with P&I of $xxx with fixed amortized type and started from the first payment on xx/xx/2015 and to be ended with the maturity date of xx/xx/2041. The rate changes in 3 steps ending at 4.000%.
According to the modification agreement made on xx/xx/2015, the new principal is in the amount of xx with interest rate of 2.000%. In addition to this the lender agrees to permanently forgive the principal balance in the amount of xx which exceeds 2% of the modified principal amount.
No information pertaining to foreclosure has been found in the latest 24 months servicing comments.
The borrower xx  had filed bankruptcy under chapter 07 with case # xx on xx/xx/2018. The bankruptcy case was discharged on xx/xx/2018 and also got terminated on xx/xx/2018.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 07 with case # xx on xx/xx/2018. The bankruptcy case was discharged on xx/xx/2018 and also got terminated on xx/xx/2018.	Loan Modification agreement was made between borrower xx with xx on effective date of xx/xx/2015.
The borrower promised to pay the unpaid principal balance of xx with interest rate of 2.000% with P&I of $xxx with fixed amortized type and started from the first payment on xx/xx/2015 and to be ended with the maturity date of xx/xx/2041. The rate changes in 3 steps ending at 4.000%.
According to the modification agreement made on xx/xx/2015, the new principal is in the amount of xx with interest rate of 2.000%. In addition to this the lender agrees to permanently forgive the principal balance in the amount of xx which exceeds 2% of the modified principal amount.	Credit Application Initial Escrow Acct Disclosure	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator shows moderate  due to TILA Right of Rescission Test failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
								* Missing Required Disclosures (Lvl 2) "List of service providers disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the subject xx was originated on xx.00 with xx as nominee for xx. Which was recorded on date xx/xx/2006. The chain of assignment is completed as the subject xx is still with the lender, xx. No active judgments/liens have been found in the updated title report against the borrower/subject property. The 1st installment of combined tax for 2018 has been paid off in the amount of $xxxxx/xx/2019 and 2nd installment of $xxx also been paid off on xx/xx/2019. The 3rd installment of $xxx also been paid off on xx/xx/2019 & he 4th installment taxes are not yet available from Tax Assessment report. No prior year delinquent taxes have been found in the updated title report.	Review of updated payment history as of xx/xx/2019, the loan is currently in delinquency for +42 months and the next due for regular payment is xx/xx/2015. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2015. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in active bankruptcy. The loan is currently in delinquency for +42 months and the next due for regular payment is xx/xx/2015. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2015. The UPB as of the date is in the amount of xx. The joint debtors (xx) had filed the bankruptcy on xx/xx/2019 under chapter #13 with the case#xx. The Schedule-D in xxx shows that the unsecured amount is $xxxout of secured claim in the amount of xx and the value of collateral is xx. The POC was filed on xx/xx/2019 with the secured claim of xx with an arrearage of xx and the amended POC was filed on xx/xx/2019 with the secured claim of xx with an arrearage of xx. The subject creditor had filed a motion for relief from automatic stay on xx/xx/2019 as the debtors have abusively utilized the bankruptcy process in order to avoid foreclosure. No order is granted yet. According to the debtor's modified chapte-13 plan which was filed on xx/xx/2019, the debtor sxxpay the post xx xx payments to the creditor directly (outside the plan) and the total arrearage (xx) will be paid to the trustee through the plan. This plan is not confirmed yet. The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2015 and the complaint was filed on xx/xx/2015 withe case#xx. The foreclosure judgment was entered on xx/xx/2016 in the amount of xx together with interest and taxed costs of suit. The sheriff's sale was scheduled on xx/xx/2017. The sale was adjourned from time to time and eventually scheduled for sheriff's sale on xx/xx/2017. The sale was canceled due to filing of Bankruptcy on xx/xx/2017 with the case#xx under Chapter-13. This bankruptcy case was dismissed on xx/xx/2018 and again the sheriff's sale was scheduled on xx/xx/2019. This sale was also canceled due to filing 2nd Bankruptcy on xx/xx/2019 under chapter-13 with the case#xx. This BK was also dismissed on xx/xx/2019 and once again the sheriff's sale was scheduled on xx/xx/2019. This sale was also canceled due to filing of Bankruptcy under chapter-13 on xx/xx/2019 with the case#xx. The loan still remains active in bankruptcy and the xxx is not granted yet.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2015 and the complaint was filed on xx/xx/2015 withe case#xx. The foreclosure judgment was entered on xx/xx/2016 in the amount of xx together with interest and taxed costs of suit. The sheriff's sale was scheduled on xx/xx/2017. The sale was adjourned from time to time and eventually scheduled for sheriff's sale on xx/xx/2017. The sale was canceled due to filing of Bankruptcy on xx/xx/2017 with the case#xx under Chapter-13. This bankruptcy case was dismissed on xx/xx/2018 and again the sheriff's sale was scheduled on xx/xx/2019. This sale was also canceled due to filing 2nd Bankruptcy on xx/xx/2019 under chapter-13 with the case#xx. This BK was also dismissed on xx/xx/2019 and once again the sheriff's sale was scheduled on xx/xx/2019. This sale was also canceled due to filing of Bankruptcy under chapter-13 on xx/xx/2019 with the case#xx. The loan still remains active in bankruptcy and the xxx is not granted yet.
Bankruptcy Comments:The joint debtors (xx) had filed the bankruptcy on xx/xx/2019 under chapter #13 with the case#xx. The Schedule-D in xxx shows that the unsecured amount is $xxxout of secured claim in the amount of xx and the value of collateral is xx. The POC was filed on xx/xx/2019 with the secured claim of xx with an arrearage of xx and the amended POC was filed on xx/xx/2019 with the secured claim of xx with an arrearage of xx. The subject creditor had filed a motion for relief from automatic stay on xx/xx/2019 as the debtors have abusively utilized the bankruptcy process in order to avoid foreclosure. No order is granted yet. According to the debtor's modified chapte-13 plan which was filed on xx/xx/2019, the debtor sxxpay the post xx xx payments to the creditor directly (outside the plan) and the total arrearage (xx) will be paid to the trustee through the plan. This plan is not confirmed yet.	Not Applicable	Affiliated Business Disclosure ARM Rider Prepayment Penalty Rider	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The CE risk indicator is Moderate as the loan is failing the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "1. This loan failed the prepayment term test as the loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.  Prepayment Term Test: FAIL    Disclosed: 36 Months    Allowed: 0 Months    Over by: 36 Months  2. This loan failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test.  Prohibited Fees Test: FAIL     Charged: $xxx   Allowed: $xxx   Over by: +$xxx
* Missing Required Disclosures (Lvl 2)     "Settlement Services Providers List (SSPL) disclosure is missing from the loan file."
* xx - Missing required ARM Rider (Lvl 2)     "The loan has ARM Pick-A-Payment amortization but no such rider is attached with the recorded copy of the subject xx."
* Prepayment Rider Missing (Lvl 2)     "The loan has prepayment option but no such rider is attached with the recorded copy of the subject xx."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was recorded on xx/xx/2007 with xx.
The chain of assignment has been completed as currently the assignment is with xx.
* Senior xx found opened against the subject property recorded on xx/xx/2006 in the amount of xx which is in the favor of xx.
* Senior xx found opened against the subject property recorded on xx/xx/2006 in the amount of xx which is in the favor of xx.
* Senior xx found opened against the subject property recorded on xx/xx/2006 in the amount of xx which is in the favor of xx.
* One junior xx found opened in the amount of xx recorded on xx/xx/2009 which is in the favor of xx.
Active Judgments and Liens;
1) Civil judgment found pending against the borrower xx recorded on xx/xx/2009 in the amount of $xxxch is in the favor of xx.
2) One more civil judgment found pending against the borrower xx recorded on xx/xx/2010 in the amount of $xxx is in the favor of xx.
3) 2 State tax liens found pending against the borrower xx recorded on different dates totaling in the amount of $xxxthe liens are in the favor of xx.
Property Tax Status;
1) 2nd installment xx taxes for the year of 2018/2019 have been paid in the amount of $xxx/xx/2019.
2) 1st installment xx taxes for the year of 2018/2019 have been paid in the amount of $xxx/xx/2018.
No prior year delinquent taxes have been found pending.
Review of payment history as of dated xx/xx/2019 shows that the borrower is not making regular payments. The loan payments are currently 20 months delinquent. The next due date is xx/xx/2017. The last payment was received on xx/xx/2019 in the total amount of $xxxthe due date of xx/xx/2017. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 3.000% with P&I in the amount of $xxx	Collections Comments:Collection comments available from xx/xx/2017 till xx/xx/2019 shows that the borrower is not making regular payments. The loan payments are currently 20 months delinquent. The next due date is xx/xx/2017. The last payment was received on xx/xx/2019 in the total amount of $xxxthe due date of xx/xx/2017. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 3.000% with P&I in the amount of $xxxan was modified with an effective date of xx/xx/2014 and a new principal balance of xx to a step rate starting at 3.000 % and a P&I payment of $xxxnning from xx/xx/2014 with a new maturity date of xx/xx/2054.  The  rate is in 5 steps ending with 6.250%.
The borrower agrees to pay the amount of $xxxeferred balance on the maturity date xx/xx/2054. The UPB that has been amortized is xx as an interest bearing amount.
Available 24 months servicing comments and shows foreclosure is initiated in the loan file in the year 2008. Updated Title report dated xx/xx/2019 located on (xx.) Shows prior lis-pendens has been filed on xx/xx/2008 in the instrument number xx and it was recorded on xx/xx/2008. Priorly foreclosure file kept on hold as the loan was modified on xx/xx/2014. Again foreclosure was initiated in the year 2015. File was referred to the Attorney on xx/xx/2015 and lis-pendens was filed on xx/xx/2015 in the instrument number 2015-0347679, it was recorded on xx/xx/2015 as per latest collection comment dated xx/xx/2019 foreclosure file placed on hold due to Debtor xx  filed bankruptcy.
The borrower xx  had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2017. The plan was later confirmed on xx/xx/2017.
Collection comment dated xx/xx/2018 shows that the subject property is owner occupant with no visible damages or repairs.

Update:
As per the comment dated xx/xx/2022, the bankruptcy with case # xx filed. As per the comment dated xx/xx/2023, the POC (xx) was filed on xx/xx/2020. More details are not available.

Foreclosure Comments:Available 24 months servicing comments and shows foreclosure is initiated in the loan file in the year 2008. Updated Title report dated xx/xx/2019 located on (xx.) Shows prior lis-pendens has been filed on xx/xx/2008 in the instrument number xx and it was recorded on xx/xx/2008. Priorly foreclosure file kept on hold as the loan was modified on xx/xx/2014. Again foreclosure was initiated in the year 2015. File was referred to the Attorney on xx/xx/2015 and lis-pendens was filed on xx/xx/2015 in the instrument number xx, it was recorded on xx/xx/2015 as per latest collection comment dated xx/xx/2019 foreclosure file placed on hold due to Debtor xx  filed bankruptcy under chapter-13 with the case#xx on xx/xx/2017.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2017. The plan was later confirmed on xx/xx/2017.
The POC was filed on xx/xx/2017 in the claim amount of xx with arrearage in the amount of xx.
Loan Modification agreement was made between borrower “xx” and lender “xx”
The loan was modified with an effective date of xx/xx/2014 and a new principal balance of xx to a step rate starting at 3.000 % and a P&I payment of $xxxnning from xx/xx/2014 with a new maturity date of xx/xx/2054.  The  rate is in 5 steps ending with 6.250%.
The borrower agrees to pay the amount of $xxxeferred balance on the maturity date xx/xx/2054. The UPB that has been amortized is xx as an interest bearing amount.	Affiliated Business Disclosure Missing Required State Disclosures	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Missing Required Disclosures (Lvl 2) "List of Servicer Provider is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "Below State disclosures are missing from loan file;
Impound Account Disclosure, Cosigner Notice, Private xx Insurance Disclosure, Anti-Tying, Fair Debt Collection Notice Disclosure, Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application, Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Operative index value is unable to confirm (Lvl 2)     "Unable to calculate operative index value from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business disclosure is missing from loan file"
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "ROR shows transaction date is xx/xx/2007; however, note date is xx/xx/2007."
								* Settlement date is different from note date (Lvl 2) "Final HUD-1 shows settlement date is xx/xx/2007; however, note date is xx/xx/2017."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx originated on xx. The chain of assignment has been completed.
There is an IRS Lien against the borrower which was recorded on xx/xx/2018  in the amount $xxx80 which is in the favor of xx.
Annual xx property tax for the year 2018/19 were paid in the amount of $xxx prior years delinquent taxes found.	The review of payment history as of xx/xx/2019 shows that the borrower is delinquent for 2 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx97 which was applied to xx/xx/2019. The UPB in the payment history is reflected in the amount of xx. The current P&I is $xxx72 and the current PITI is $xxx97.	Collections Comments:As per the collection comments review, the loan is in active collection and The review of payment history as of xx/xx/2019 shows that the borrower is delinquent for 2 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx97 which was applied to xx/xx/2019. The UPB in the payment history is reflected in the amount of xx. The current P&I is $xxx72 and the current PITI is $xxx97.
The reason for default is unable to be determined from the available collection comments.
No foreclosure activity has been found.
The loan was modified on xx/xx/2010 as per the modifed terms the borrower promises to pay the modified UPB in the amount of xx with the initial interest rate 3.4% which will step up 7 steps ending at 6.5% and with the initial P&I of $xxx75. The payments were started from xx/xx/2010 and the new maturity date was xx/xx/2050.
As per comments dated xx/xx/2019, the property has been owner occipied and the property condition is unable to be determined from the available collection comments. No comments found regarding the damage or estimated repairs have been found.

Update:
No issue found in available collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the xxx records, the borrower xx filed Chapter-11 bankruptcy Case#xx on xx/xx/2011 and the plan was confirmed on xx/xx/2013 as per which the debtor sxxpay according ot the plan dated xx/xx/2013. xxx filed on xx/xx/2013 shows amount of secured claim xx. Motion for relief from automatic stay was filed on xx/xx/2011. The motion to covert the chapter 11 case to chapter 7 was filed and the order denying that was filed on xx/xx/2013; however, that case was terminated on xx/xx/2015. The stipulation agreement dated xx/xx/2013 as per which debtor sxxpay $xxx monthly starting from xx/xx/2013 continuing until all outstanding amounts owed under the Note for the arrearage amount of xx. The POC is not showing any arrearage amount.	The loan was modified on xx/xx/2010 between the lender "xx , and the borrower " xx". As per the modifed terms the borrower promises to pay the modified UPB in the amount of xx with the initial interest rate 3.4% which will step up 7 steps having interest only period of 72 terms, ending at 6.5% and with the initial P&I of $xxx75. The payments were started from xx/xx/2010 and the new maturity date was xx/xx/2050.
Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "An Initial Escrow account disclosure is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The property is located in CA state, the following required state disclosures are missing from the loan files.
Impound Account Disclosure
Cosigner Notice
Private xx Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "An operative index value is unable to be determined from the available loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "As the property is located in CA state so the ROR transaction date of xx/xx/2006 is different than loan origination date of xx/xx/2006."
								* Settlement date is different from note date (Lvl 2) "As the property is located in CA state so the HUD1 the settlement date of xx/xx/2006 is different than loan origination date of xx/xx/2006."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.50, with xx.
No assignment has been found. The current assignment is with lender xx.
No active liens and judgments have been found against the borrower and the property.
Tax certificate required.
No prior year delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2019, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx65, which was applied for the due date of xx/xx/2019. The UPB reflected in the latest payment history is in the amount of xx.

Collections Comments:According to the review of the servicing comments, the next due for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019, in the amount of $xxx65 which was applied for xx/xx/2019. The UPB reflected in the payment history is in the amount of xx.
Unable to determine the reason for the default of the borrower from the available servicing comments.
No loss mitigation activity has been initiated.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Update:
No changes has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-7 with the case# xx on xx/xx/2009. The Schedule-D in xxx shows xx as unsecured portion out of claim amount xx. No comment has been found indicating a cram-down. The bankruptcy was discharged on xx/xx/2010 and fully terminated on xx/xx/2010.

Not Applicable	Credit Application Initial Escrow Acct Disclosure Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application/1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per updated title report dated xx/xx/2019 the subject xx was originated on xx.
The chain of assignment has been completed.
There is a HOA lien against the subject property which was filed by  xx. in the amount of $xxxch was recorded on xx/xx/2009. The above HOA lien was amended on xx/xx/2013 in the amount of $xxxch was recorded  in inst# xx. 2018 xx annual taxes has been paid in the amount $xxx prior year delinquent taxes have been found.
The review of payment history shows that the borrower has been delinquent for 1 month and next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2019. The UPB is reflected in the latest payment history in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in collections and the next due date for the payment is xx/xx/2019. The xxx has been granted on xx/xx/2019 to xx in regards to the subject property while the loan was in bankruptcy.
 The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2019. The UPB is reflected in the latest payment history in the amount of xx.

No damages or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor, xx had filed bankruptcy under chapter 11 on xx/xx/2013, case# xx. According to motion to value of collateral filed on xx/xx/2014(xx), the debtor states the value of the collateral is xx, or less and amount claimed by the xx is xx leaving unsecured portion in the amount of xx. However, the POC filed by the xx on xx/xx/2014 shows secured claim in the amount of xx and arrears in the amount of xx. Out of the total secured claim, the principal due was in the amount xx. As per the order granting motion to value filed on xx/xx/2014 (xx), the motion was granted and the claims of the  lender, xx  will be paid in two part. First with interest and second without interest.  The initial secured claim in the amount of xx (“First secured claim ”) which sxxbe paid as at an interest rate of 5.25% over 287 months, for principal and interest payment of $xxx. The payment history shows borrower has made payments in accordance with above terms .  The second secured claim in the amount of xx to be paid through the plan with no interest.   The fourth amended chapter 11 plan (xx) was confirmed by the court. As per the confirmed plan, the allowed unsecured claim is in the amount of xx. The xxx has been granted to xx in regards to the subject property on xx/xx/2019(xx)
Not Applicable	Credit Application Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida state. The following state disclosures are missing from the loan file.
1.Anti-Coercion Notice
2.Title Insurance Disclosure
3.Radon Gas Disclosure
4.Insurance Sales Disclosure"
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not signed and had dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was recorded on xx/xx/2004 with xx, and a xx. The chain of assignment has not been completed as currently the assignment is with xx, and a xx; however, it should be with xx. Active Judgments and Liens; 1) 3 civil judgments found pending against the borrower xx recorded on different dates totaling in the amount of $xxx are in the favor of xx. 2) One xx or medical lien found pending against the borrower xx recorded on xx/xx/2012 in the amount of $xxxch is in the favor of xx. 3) One IRS lien found pending against xx recorded on xx/xx/2014 in the amount of xx which is in the favor of xx . Property Tax Status; 1) 1st installment city taxes for the year of 2018-2019 have been paid in the amount of $xxxon xx/xx/2018. 2) 2nd installment city taxes for the year of 2018-2019 have been paid in the amount of $xxxon xx/xx/2018. 3) 3rd installment city taxes for the year of 2018-2019 have been paid in the amount of $xxxon xx/xx/2019. 4) 4th installment city taxes for the year of 2018/2019 are found delinquent for the amount of $xxxch was due on xx/xx/2019 with the good through date of xx/xx/2019. No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/2019 shows that the borrower is not making regular payments. The loan payments are currently 9 months delinquent. The next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the total amount of $xxx for the due date of xx/xx/2018. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 6.990% with P&I in the amount of $xxx.	Collections Comments:Collection comments available from xx/xx/2017 till xx/xx/2019 shows that the borrower is not making regular payments. The loan payments are currently 9 months delinquent. The next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the total amount of $xxx for the due date of xx/xx/2018. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 6.990% with P&I in the amount of $xxx. According to collection comments the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2018. According to the available notice of lis pendens with case#xx located at (xx) shows that the foreclosure complaint was filed on xx/xx/2018. Collection comment dated xx/xx/2019 shows that the foreclosure sale was scheduled for xx/xx/2019; however, the foreclosure process was put on hold due to bankruptcy filed by the borrower. The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. The plan confirmed on xx/xx/2019.
Update:
As per the comment dated xx/xx/2022, the borrower "xx" passed away in xx/xx/2022.

Foreclosure Comments:According to collection comments the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2018. According to the available notice of lis pendens with case#xx located at (xx) shows that the foreclosure complaint was filed on xx/xx/2018. Collection comment dated xx/xx/2019 shows that the foreclosure sale was scheduled for xx/xx/2019; however, the foreclosure process was put on hold due to bankruptcy filed by the borrower on xx/xx/2019.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. The plan confirmed on xx/xx/2019. The POC was filed on xx/xx/2019 in the claim amount of $xxx46 with arrearage in the amount of $xxx46.	Not Applicable	Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* Lost Note Affidavit (Lvl 3) "As per lost note affidavit located at " 0547342378_Lost Note Affidavit_299_20180927” shows original note has been lost or damaged. However, there is a copy of note available in loan file under doc locator “0547342378_Note_85_20101118”."	* Application Missing (Lvl 2) "Final application is missing from the loan file"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate as the loan is failing for TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test as; TILA Finance Charge Test: FAIL xx -$xxx The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia, However, the following state disclosures are missing from the loan file. ·?VA Application Disclosure ·?Choice of Settlement Agent Disclosure ·?Disclosure of Charges For Appraisal or Valuation ·?Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer document is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, in the favor of xx recorded in Instrument# xx. The chain of assignment has been completed. The current assignment is with xx. Successor by xx. There are 3 UCC liens in the favor of xx in an unknown amount recorded on xx/xx/2013, xx/xx/2015 and xx/xx/2018. There are 2 active IRS liens against the borrower in the favor of xx Service recorded on xx/xx/2016 and xx/xx/2018 in the respective amount of xx and $xxx prior year delinquent taxes have been found. 1st and 2nd installments of xx taxes for the year 2018/2019 have been paid on xx/xx/2018, xx/xx/2019 respectively each in the amount of $xxxe review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, in the favor of xx recorded in Instrument# xx. The chain of assignment has been completed. The current assignment is with xx. Successor by xx. There are 3 UCC liens in the favor of xx in an unknown amount recorded on xx/xx/2013, xx/xx/2015 and xx/xx/2018. There are 2 active IRS liens against the borrower in the favor of xx recorded on xx/xx/2016 and xx/xx/2018 in the respective amount of xx and $xxx prior year delinquent taxes have been found. 1st and 2nd installments of xx taxes for the year 2018/2019 have been paid on xx/xx/2018, xx/xx/2019 respectively each in the amount of $xxx	As per the review of payment history as of xx/xx/2019, the borrower has been delinquent for 6 months and the next due date for payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx89 which was applied for due date xx/xx/2018. The current P&I is in the amount of $xxx44 and current PITI is in the amount of $xxx89 with an interest rate of 7.350%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The borrower is current with the loan. As per the review of the payment history as of xx/xx/2018, the borrower was delinquent with the loan for 6 months and the next due for the regular payment is xx/xx/2018. The last payment was received on xx/xx/2019, in the amount of $xxx44 which was applied for xx/xx/2018. The UPB reflected in the payment history is in the amount of xx; however, as per the comment dated xx/xx/2019, the borrower reinstated the loan. The check was received by the lender in the amount of xx with the check#xx and it was applied to the account. The borrower is current with the loan and next due date for the payment is xx/xx/2019. The reason for the default of the borrower was a curtailment of income. The borrower wants to retain his property. No information pertaining to bankruptcy has been found. As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.
Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated. The file was referred to an attorney on xx/xx/2019 and the Notice of Default was filed on xx/xx/2019. The borrower reinstated the loan on xx/xx/2019 by paying xx and the FC file was closed.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the California state. The following state disclosures are missing from the loan file:  1.Impound Account Disclosure 2.Cosigner Notice 3.Private xx Insurance Disclosure 4.Earthquake Disclosure for Condominiums 5.Hazard Insurance Disclosure 6.Insurer Recommendation Disclosure 7.CA Fair Lending Notice 8.Anti-Tying Disclosure 9.Privacy Notice 10.Notice of Right to Copy of Appraisal 11.Application for Credit-Married Persons 12.Fair Debt Collection Notice 13.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "The settlement date as per HUD-1 is xx/xx/2007, which is later than Note date xx/xx/2007."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There are state tax liens against borrower which is in the total amount of $xxxorded on xx/xx/2017 and xx/xx/2018 respectively and filed by xx.
Annual xx taxes for the year of 2018 have been paid in the amount of $xxx delinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2016 to xx/xx/2019 states that the borrower has been delinquent for more than 60 days. The last payment was received in the amount of $xxx19 which was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in collections. Review of the payment history available from xx/xx/2016 to xx/xx/2019 states that the borrower has been delinquent for more than 60 days. The last payment was received in the amount of $xxx19 which was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.
According to the xxx report, the debtor xx  had filed the bankruptcy under the chapter-7 case# xx on xx/xx/2011. The debtor was discharged on xx/xx/2011 and case was terminated on xx/xx/2012.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the debtor xx had filed the bankruptcy under the chapter-7 case# xx on xx/xx/2011. The debtor was discharged on xx/xx/2011 and case was terminated on xx/xx/2012.	The loan was modified with an effective date of xx/xx/2013 and a new principal balance is xx to a step modification and the rate started from 2.00% and borrower had given promise to pay P&I in the amount of $xxx13 beginning on xx/xx/2013 with a new maturity date of xx/xx/2043. The rate changes in 3 steps ending at 3.500%.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	3: Curable	* Lost Note Affidavit (Lvl 3) "Lost note affidavit dated xx/xx/2013 was found in the loan file located at (0259703486_Note_8_20170308) as original note was misplaced, lost or destroyed. And duplicate copy / attested copy of note is available in the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NY State. The following state disclosures are missing from the loan file:
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure
NY Hazard Insurance  Disclosure
Tax Escrow Account Designation
xx Bankers and Exempt Organizations Pre-application
Part 80 Disclosure
Alternative xx Transaction Disclosures
Co-Signer Notice Requirements
Default Warning Notice
Smoke Alarm Affidavit
xx Real Property Escrow Account Disclosure
Sub-prime Home Loan Counseling Disclosure
Sub-prime Home Loan Tax and Insurance Payment Disclosure
Sub-prime Home Loan Disclosure
Commitment Disclosure
Lock-in Disclosure
Expiration of Lock-in or Commitment Period"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx. The chain of assignment has been completed. There is an active One HOA lien against the subject property in the amount of xx with xx which was recorded on xx/xx/2018. The subject property is located in Pennsylvania (super lien) line state. Annual combined taxes of 2019 have been paid in the amount of $xxx prior year delinquent taxes found pending.	Review of payment history shows that the borrower is delinquent for more than 120 days. The last payment was received on xx/xx/2019 in the amount of $xxx and that was applied for the due date of xx/xx/2017. The next payment is due for xx/xx/2017. As per payment history, the current P&I is $xxx. As per the payment history, the current unpaid principal balance is being reflected in the amount of xx.	Collections Comments:Review of collection comment shows that the borrower is delinquent for more than 120 days. The last payment was received on xx/xx/2019 in the amount of $xxx and that was applied for the due date of xx/xx/2017. The next payment is due for xx/xx/2017. As per payment history, the current P&I is $xxx. As per the payment history, the current unpaid principal balance is being reflected in the amount of xx.
Review of loan file and collection comment shows that the foreclosure was initiated. The foreclosure was referred to attorney on xx/xx/2018. The complaint for the same was filed on xx/xx/2018. But as per comment date xx/xx/2018 the foreclosure was contested as the borrower filed answer to the complaint. After that the foreclosure litigation matter was found on xx/xx/2018. After that the motion for summary judgment was filed and granted on xx/xx/2019. The comment dated xx/xx/2019 states that the servicer has received a notification stating that this contested issue has been resolved as the MSJ was filed. As per comment dated xx/xx/2019 the final judgment was entered in the amount of xx. Foreclosure bid available in the loan file shows that sale of the subject property was scheduled on xx/xx/2019 (xx ). The foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2019. The sale was cancelled.
The borrower xx  had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2019. The xxx was filed on xx/xx/2019. The POC was filed on xx/xx/2019, the claim amount is xx and amount of arrearage is $xxxccording to the chapter 13 plan, the debtor sxxpay the Trustee $xxx month for 6 months and $xxxr month for 54 months. No further details have been found.
Available servicing comment shows that the subject property is occupied by unknown party and is in good condition. No damages have been observed.
Foreclosure Comments:Review of loan file and collection comment shows that the foreclosure was initiated. The foreclosure was referred to attorney on xx/xx/2018. The complaint for the same was filed on xx/xx/2018. But as per comment date xx/xx/2018 the foreclosure was contested as the borrower filed answer to the complaint. After that the foreclosure litigation matter was found on xx/xx/2018. After that the motion for summary judgment was filed and granted on xx/xx/2019. The comment dated xx/xx/2019 states that the servicer has received a notification stating that this contested issue has been resolved as the MSJ was filed. As per comment dated xx/xx/2019 the final judgment was entered in the amount of xx. Foreclosure bid available in the loan file shows that sale of the subject property was scheduled on xx/xx/2019 (xx). The foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2019. The sale was cancelled.
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2019. The xxx was filed on xx/xx/2019. The POC was filed on xx/xx/2019, the claim amount is xx and amount of arrearage is $xxxccording to the chapter 13 plan, the debtor sxxpay the Trustee $xxx month for 6 months and $xxxr month for 54 months. No further details have been found.	The loan was modified on xx/xx/2011 with new principal balance of xx. The borrower promises to pay the new modified P&I of $xxx with the new fixed interest rate of 5.00% beginning from xx/xx/2011 to the new maturity date of xx/xx/2041.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	4: Unacceptable	* Compliance Testing (Lvl 4) "Incomplete Negative Amortization Terms on Note - Unable to test for state or federal high cost: Missing max capitalization of original loan amount and note states maturity date will be extended until paid in full with no specified maturity date. (Loan is seasoned over 3 years and has been modified since origination)"
* Lost Note Affidavit (Lvl 4) "The subject Note is a "Negotiable Promissory Note" and it is not the xx/Freddie Mac type Note."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from loan file. However, Itemization is available at "0547014944_Note_203_20010611 PG#7"."	* Application Missing (Lvl 2) "Final 1003 is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is Moderate due to TILA failed for Finance Charge Test and Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test failed for Finance Charge Test. As per loan data the Finance Charge is xx. However comparison data is xx and variance is -$xxx.
ComplianceEase TILA Test failed for Foreclosure Rescission Finance Charge Test. As per loan data the Foreclosure Rescission Finance Charge is xx. However comparison data is xx and variance is -$xxx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at the time of origination is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx which was recorded on xx/xx/2007.
The chain of the assignment has been completed. Currently, the xx is with xx. which was recorded on xx/xx/2007.
1) There is a junior xx in the favor of xx.which was recorded on xx/xx/2006 in the amount of xx. However, This xx is subordinate with the subject xx on xx/xx/2007.
2) There is IRS lien against the borrower xx in the favor of Ixx which was recorded on xx/xx/2019 in the amount of xx.
3) There are multiple state tax liens against the borrower in the favor of txx in the total amount of $xxx was recorded on different dates.
4) There are multiple active civil judgment against the borrower xx.
The first and second installment xx taxes of 2018-2019 have been paid in the total amount of $xxxelinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 16 months and next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxthe due date of xx/xx/2018. The UPB is reflected in the amount of xx till the due date of xx/xx/2018.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The debtor xx had filed bankruptcy under chapter- 13 with the case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018. The POC was filed by xx. on xx/xx/2018 with the secured claim amount of xx and the arrearage in the amount of xx. Schedule D in a xxx dated xx/xx/2018 states, the amount of claim without deducting the value of the collateral was xx and value of the collateral that supports for this claim was xx. However, the unsecured portion remained as $xxxing to amended chapter 13 plan dated xx/xx/2019 the debtor sxxpay the payment s to the xxx Trustee $xxxmonth for months 1 through 1 totaling $xxx$xxxmonth for months 2 through 60 totaling xx for a total plan length of 60 months totaling xx.
According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2017. The foreclosure complaint was filed on xx/xx/2017. The sale was scheduled on xx/xx/2018. However, the foreclosure was put on hold as the debtor xx had filed bankruptcy under chapter- 13 with the case#xx on xx/xx/2018.
The review of payment history shows that the borrower has been delinquent for 16 months and next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxthe due date of xx/xx/2018. The UPB is reflected in the amount of xx till the due date of xx/xx/2018.
The step loan modification agreement was made on xx/xx/2010 between the borrower xx and lender xx. The borrower promises to make a monthly payment of $xxx the interest rate of 2.000% for 60 months and the last P&I in the amount of $xxx the interest rate of 5.250% beginning from xx/xx/2018 till maturity date of xx/xx/2050. The deferred balance amount is xx and the interest-bearing amount is xx. The New Principal Balance stated in the modification.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2017. The foreclosure complaint was filed on xx/xx/2017. The sale was scheduled on xx/xx/2018. However, the foreclosure was put on hold as the debtor xx had filed bankruptcy under chapter- 13 with the case#xx on xx/xx/2018.
Bankruptcy Comments:The debtor xx had filed bankruptcy under chapter- 13 with the case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018. The POC was filed by xx. on xx/xx/2018 with the secured claim amount of xx and the arrearage in the amount of xx. Schedule D in a xxx dated xx/xx/2018 states, the amount of claim without deducting the value of the collateral was xx and value of the collateral that support for this claim was xx. However, the unsecured portion remained as $xxxing to amended chapter 13 plan dated xx/xx/2019 the debtor sxxpay the payment s to the xxx Trustee $xxxmonth for months 1 through 1 totaling $xxx$xxxmonth for months 2 through 60 totaling xx for a total plan length of 60 months totaling xx.	The step loan modification agreement was made on xx/xx/2010 between the borrower xx and lender xx . The borrower promises to make a monthly payment of $xxx the interest rate of 2.000% for 60 months and the last P&I in the amount of $xxx the interest rate of 5.250% beginning from xx/xx/2018 till maturity date of xx/xx/2050. The deferred balance amount is xx and the interest-bearing amount is xx. The New Principal Balance stated in the modification.	Affiliated Business Disclosure Final Truth in Lending Discl. Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
TILA APR Test: FAIL 0.000% 4.534% -4.534%
The annual percentage rate (APR) is 4.534%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in California state. The following state disclosures are missing from the loan file.
Impound Account Disclosure
Cosigner Notice
Private xx Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer document is missing from the loan file"
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "According to final HUD-1, the settlement date is xx/xx/2007. However, original Note date is xx/xx/2007."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, in the favor of xx. with Instrument# | Book/Page# xx.
The chain of assignment has been completed and the assignemnt is with the xx..
There are no active mortgages, liens or judgments against the borrower and the property.
The 2nd installment xx taxes of 2019 have been due in the amount of $xxx 1st installment xx taxes of 2019 have been paid in the amount of $xxx prior year delinquent taxes have been found.
According to the payment history the borrower is delinquent for 1 month. The last payment was received on xx/xx/2019 which was applied on xx/xx/2019 and the next due date for payment on xx/xx/2019. The P&I is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of loan is bankruptcy. According to the payment history the borrower is delinquent for 1 month. The last payment was received on xx/xx/2019 which was applied on xx/xx/2019 and the next due date for payment on xx/xx/2019. The P&I is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.

The reason for default is unemployment decreased of income. The subject property has been occupied by the owner. No comments have been found for damage or repairs. The borrower intention is to keep the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowers xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2016.The chapter 13 plan dated xx/xx/2016 was confirmed on xx/xx/2019 as per which the debtor sxxpay $xxx Monthly for 60 months. The POC was filed by creditor xx on xx/xx/2017.The POC amount of claim is xx and amount of arrearage is $xxx88. As per the schedule D of xxx the amount of claim Do not deduct the value of collateral is xx and value of collateral is xx.However unsecured portion is $xxx00. There is no comment indicating for cram down.
This is conventional fixed rate xx with P&I of $xxx with the rate of interest 7.85% and a maturity date of xx/xx/2037. The P&I as per payment history is the $xxx and rate of interest is 4.250 % however, there is a reduction in P&I and rate of interest with respect to the note data which seems that there would be a possible modification; however, the modification agreement is missing from the loan files.

Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The compliance risk indicator is moderate as this loan has failed the Prohibited Fees Test and GSE Points and Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees Test: Result FAIL Loan Data $xxxComparison Data $xxxariance+$xxx
This loan failed the prohibited fees test.
The loan failed the prohibited fees test due to one of the following findings: The loan is a first lien xx and charges an assignment fee, or other fees not necessary in connection with making a loan.The loan is a junior lien xx and in addition to the loan fee charges a fee not explicitly permitted by law."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in VA State. However following disclosures are missing from the loan files.
1.VA Application Disclosure
2.Choice of Settlement Agent Disclosure
3.Disclosure of Charges For Appraisal or Valuation
4.Copy of Appraisal or Statement of Appraised Value
								5.Affiliated Business Disclosure"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.90, with xx.
No assignment has been found.
There are no active liens and judgments.
The xx taxes for the year 2019 have been exempted.
No prior year delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2019, the borrower is currently delinquent for 2 months and the next due date for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx, which was applied for the due date of xx/xx/2019. The UPB reflected in the latest payment history is in the amount of xx.

Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due date for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx, which was applied for the due date of xx/xx/2019. The UPB reflected in the latest payment history is in the amount of xx.
Unable to determine the reason for the default and intention of the borrower from the available servicing comments.
No loss mitigation activity has been initiated.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower  “xx” had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018. The POC was filed by the creditor xx.  on xx/xx/2017 with the POC amount of xx and the amount of arrearage is $xxx94. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee for 60 months, the first 5 months in the amount of $xxx and remaining 55 months in the amount of $xxx for the total amount of xx to the trustee. No comment has been found indicating a cram-down.  Last time bankruptcy was filed on xx/xx/2019.

According to the modification, the loan was modified on xx/xx/2011 between the borrower xx , xx . The new modified principal balance as per modification is in the amount of xx with interest rate 5.500 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2012. The maturity date as per modification is xx/xx/2034. This loan was modified once.	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final Application/1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia state. The following state disclosures are missing from the loan file.
1.VA Application Disclosure
2.Choice of Settlement Agent Disclosure
3.Disclosure of Charges For Appraisal or Valuation
4.Copy of Appraisal or Statement of Appraised Value
5.Affiliated Business Disclosure"
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is not executed and hand dated by the borrower."
								* TIL not hand dated (Lvl 2) "The Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.
The chain of xx assignment has been completed.
There is a junior xx open against the subject property in favor of xx  in the amount of xx which was recorded on xx/xx/2015.
There are liens and judgments these are as follows:
1) There are two civil judgments open against the borrower in the favor of xx. in the total amount of xx which were recorded on xx/xx/2009 & xx/xx/2019.
2) There is a civil judgment open against the borrower in the favor of xx of xx. in the amount of xx which was recorded on xx/xx/2010.
3) There are two IRS liens open against the borrower in the favor of Department of xx in the total amount of xx which were recorded on xx/xx/2018 & xx/xx/2018.	The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 8 months. The last payment was received on xx/xx/2019 in the amount of $xxx and it was applied for the due date of xx/xx/2018. The current P&I is $xxx and interest rate is 6.64%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 8 months. The last payment was received on xx/xx/2019 in the amount of $xxx and it was applied for the due date of xx/xx/2018.
According to the xxx, xx (borrowers) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017. POC was filed by xx on xx/xx/2017, in the secured claim amount of xx and an arrearage in the amount of $xxx64. Amended Chapter 13 Plan was filed on xx/xx/2017, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xxx64 * 6.64%= xx and regular payment will be paid in the amount of $xxx monthly. This plan was confirmed on xx/xx/2017.
Available servicing comment and documents in file reveal that loan is in foreclosure since 2017. Foreclosure referred to attorney (xx) was completed on xx/xx/2017. Foreclosure complaint (xx) was filed on xx/xx/2017 with case # xx and the lis pendens was filed on xx/xx/2017. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2017.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2017. Foreclosure referred to attorney (xx) was completed on xx/xx/2017. Foreclosure complaint (xx) was filed on xx/xx/2017 with case # xx and the lis pendens was filed on xx/xx/2017. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2017.
Bankruptcy Comments:According to the xxx, xx (borrowers) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017. POC was filed by xx, NA on xx/xx/2017, in the secured claim amount of xx and an arrearage in the amount of $xxx64. Amended Chapter 13 Plan was filed on xx/xx/2017, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xxx64 * 6.64%= xx and regular payment will be paid in the amount of $xxx monthly. This plan was confirmed on xx/xx/2017.	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Origination Appraisal Right of Rescission	4: Unacceptable	* Lost Note Affidavit (Lvl 4) "The subject Note is a "Negotiable Promissory Note" and it is not the xx/Freddie Mac type Note."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "List of service provider is  missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is not executed by borrowers."
								* TIL not hand dated (Lvl 2) "Final TIL not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.
The chain of the assignment has been completed. Currently, the xx is with xx which was recorded on xx/xx/2006.
1) There is an active xx prior to the subject xx, in the favor of xx which was recorded on xx/xx/2006 for the amount of xx.
2) There is a Water/Sewer lien on the subject property which was recorded on xx/xx/2012 in favor of xx for the amount of $xxx) There is an active state tax lien against the borrower xx in the favor of xx which was recorded on xx/xx/2015 in the amount of $xxx There are five active civil judgment against the borrower xx.
First, in the favor of  xx which was recorded on xx/xx/2010 in the amount of $xxxcond in the favor of xx which was recorded on xx/xx/2012 in the amount of $xxxird in the favor of xx which was recorded on xx/xx/2013 in the amount of $xxxh in the favor of xx which was recorded on xx/xx/2017 in the amount of $xxxfth in the favor of xx. which was recorded on xx/xx/2019 in the amount of $xxxe first and second installment xx taxes of 2018-2019 have been paid in the total amount of $xxx delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 14 months and next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxr the due date of xx/xx/2018. The UPB is reflected in the amount of xx till the due date of xx/xx/2018.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower, “xx" had filed bankruptcy under chapter 13 with the case # xx on xx/xx/2018. The plan was confirmed on xx/xx/2019. The Proof of Claim was filed on xx/xx/2018 with the secured claim amount of xx and the average amount of xx. According to the amended plan dated xx/xx/2019, the debtor sxxpay $xxxor 12 months and $xxxer month for the period of 48 months.
According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2015. The foreclosure complaint was filed on xx/xx/2015. The foreclosure sale was scheduled on xx/xx/2018 (Refer Page:xx ). However, the foreclosure was put on hold as the borrower, “xx " had filed bankruptcy under chapter 13 with the case # xx on xx/xx/2018.
The review of payment history shows that the borrower has been delinquent for 14 months and next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxr the due date of xx/xx/2018. The UPB is reflected in the amount of xx till the due date of xx/xx/2018.
The loan modification agreement was made between the borrower, “xx” and the lender “xx xx.” on xx/xx/2013. The borrower promises to make a monthly payment of $xxxth the interest rate of 4.125% beginning from xx/xx/2013 till maturity date of xx/xx/2053. The New Principal Balance stated in the modification is xx.
The reason for default as per servicing comments is excessive obligations.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2015. The foreclosure complaint was filed on xx/xx/2015. The foreclosure sale was scheduled on xx/xx/2018 (Refer Page:xx). However, the foreclosure was put on hold as the borrower, “xx" had filed bankruptcy under chapter 13 with the case # xx on xx/xx/2018.
Bankruptcy Comments:The borrower, “xx" had filed bankruptcy under chapter 13 with the case # xx on xx/xx/2018. The plan was confirmed on xx/xx/2019. The Proof of Claim was filed on xx/xx/2018 with the secured claim amount of xx and the average amount of xx. According to the amended plan dated xx/xx/2019, the debtor sxxpay $xxxor 12 months and $xxxer month for the period of 48 months.	The loan modification agreement was made between the borrower, “xx ” and the lender “xx.” on xx/xx/2013. The borrower promises to make a monthly payment of $xxxth the interest rate of 4.125% beginning from xx/xx/2013 till maturity date of xx/xx/2053. The New Principal Balance stated in the modification is xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "Missing required disclosures from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in CA state. The following state disclosures are missing from the loan file.
Impound Account Disclosure
Cosigner Notice
Private xx Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated  business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "ROR transaction date is xx/xx/2006. However, original Note date is xx/xx/2006."
								* Settlement date is different from note date (Lvl 2) "According to final HUD-1, the settlement date is xx/xx/2006. However, original Note date is xx/xx/2006."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.56 with lender xx.
The chain of assignment has not been completed.  Currently, the xx is with xx.
No active liens and judgments against the borrower/property.
xx annual tax has been paid in the amount of $xxxxx/xx/2018.
According to the review of payment history as of xx/xx/2019, the borrower is current with the payments. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx78. The UPB reflected in the payment history is in the amount of xx.	Collections Comments:According to the review of payment history as of xx/xx/2019, the borrower is current with the payments. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx78. The UPB reflected in the payment history is in the amount of xx.
This loan modification agreement was made between the borrower xx  and the lender xx on xx/xx/2015.
As per the comment dated xx/xx/2019, the reason for default is curtailment of income.
As per the servicing comment dated xx/xx/2019, the subject property occupancy status is unknown. No damages or repairs have been found.

Update:
No changes has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between the borrower xx and the lender xx on xx/xx/2015.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 7.00% and new P&I is in the amount of $xxx beginning from xx/xx/2015 till the maturity date xx/xx/2033. The interest-bearing amount is xx and the amount xx principal balance has been forgiven by the lender. There is no provision for the balloon payment.
Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures xx Insurance Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "The LTV exceed than 65% however, the MI certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing from the loan file.
1.Anti-Coercion Notice
2.Title Insurance Disclosure
3.Radon Gas Disclosure
4.Insurance Sales Disclosure"
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer document is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx. The chain of assignment is complete. There are no judgments and liens. Annual xx taxes for the year of 2018 have been paid in the amount of $xxxdelinquent taxes have been found for the prior years.	Review of the payment history available from xx/xx/2016 to xx/xx/2019 states that the borrower has been making payments regularly. The last payment was received in the amount of $xxx which was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:Review of the payment history available from xx/xx/2016 to xx/xx/2019 states that the borrower has been making payments regularly. The last payment was received in the amount of $xxx which was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2017. Foreclosure was put on hold due to Hurricane IRMA disaster.
		Bankruptcy Comments:According to the xxx report, the debtor had filed the bankruptcy under the chapter-7 case# xx on xx/xx/2010. The debtor was discharged on xx/xx/2010 and case was terminated on xx/xx/2010.	Not Applicable	Affiliated Business Disclosure Missing Required Disclosures Missing Required State Disclosures	2: Acceptable with Warnings			* Missing Required Disclosures (Lvl 2) "List of service provider is missing from the loan file." * Missing Required State Disclosures (Lvl 2) "The subject property is located in FL State. The following state disclosures are missing from the loan file: 1. Anti-Coercion Notice. 2. Radon Gas Disclosure. 3. Insurance Sales Disclosure." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$17,386.22	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00  in favor xx.

The chain of assignment is completed as the subject xx is still with the lender, xx.

Active junior or senior judgments/liens/mortgages:

1. There are 13 active juniorSewer Usage Liens available in the updated title report against the subject property in the cumulative amount of $xxxfavor of "xx" and all these liens were recorded in between 2011 and 2019.

2. There is an active junior Civil/Credit/Consumer Judgment available in the updated title report against xx in the amount of $xxxfavor of "xx" and it was recorded on xx/xx/2016.

The 1st installment of Town taxes for 2018 have been paid off in the amount of $xxx xx/xx/2019 and the 2nd installment of $xxx due on xx/xx/2020.

No prior year delinquent taxes have been found in the updated title report.	Review of updated payment history as of xx/xx/2019, the loan is currently in delinquency for +1 month and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in delinquency for +1 month and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.
The servicing comment dated xx/xx/2017 states that the subject property is in good condition and no damages are reported. The borrower intended to keep the property.
The debtor (xx) had filed Bankruptcy under chapter-7 on xx/xx/2010 with the Case#xx. The Schedule-D in xxx shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx.
The debtor intended to retained the subject property and he would continue to pay monthly xx payments. The subject property was claimed as exempt.
The trustee had filed a "xx  of xx" on xx/xx/2010. The debtor was discharged on xx/xx/2010 and the case was terminated on xx/xx/2010.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor (xx) had filed Bankruptcy under chapter-7 on xx/xx/2010 with the Case#xx. The Schedule-D in xxx shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx.
The debtor intended to retained the subject property and he would continue to pay monthly xx payments. The subject property was claimed as exempt.
The trustee had filed a "xx" on xx/xx/2010. The debtor was discharged on xx/xx/2010 and the case was terminated on xx/xx/2010.	The loan was modified on xx/xx/2011 with the 3 step amortization with the new principal balance of xx. The borrower promises to pay the initial step P&I of $xxx with the new initial step interest rate of 2.000% beginning from xx/xx/2017 and the new maturity date is xx/xx/2040.	Credit Application Final Title Policy Missing Required Disclosures Missing Required State Disclosures Origination Appraisal Right of Rescission	3: Curable	* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta 8.1, 9) (Lvl 3) "The final Title Policy is missing from the loan file but there is a copy of Title commitment available in the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Connecticut license validation test as first xx lender licenses and secondary xx lender licenses in existence on June 30th, 2008 sxxbe deemed on and after xxxst, 2008, to be a xx lender license.
As of xxx, 2008 the Connecticut First xx Lender License and the Connecticut Second xx Lender License are no longer valid. The Connecticut xx Lender License is available for loans with a closing date before xxxst, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is "Moderate" since this loan failed the Connecticut license validation test as first xx lender licenses and secondary xx lender licenses in existence on June 30th, 2008 sxxbe deemed on and after xxxst, 2008, to be a xx lender license.
As of xxx, 2008 the Connecticut First xx Lender License and the Connecticut Second xx Lender License are no longer valid. The Connecticut xx Lender License is available for loans with a closing date before xxxst, 2008."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "Settlement Services Providers List (SSPL) disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Connecticut State. The following required state disclosures are missing from the loan file.

1.Appraisal Disclosure
2.2nd Liens = provide CT disclosure and comply with terms xx Insurance Disclosure
3.Interest Rate Disclosure
4.Lock-In Agreement Disclosure
5.Payoff Statement Disclosure
6.Legal RepresentationDisclosure
7.Non-Prime HUD ContactDisclosure
8.Non-Prime Notice of LoanTerms Disclosure
9.Interim Financing Disclosure"
								* Right of Rescission missing or unexecuted (Lvl 2) "Provided ROR is not signed and dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.00 with xx.
The chain of assignment has been completed.  Currently, the xx is with xx  which was recorded on xx/xx/2007.
No active liens and judgments have been found.
1st installment xx taxes for the year of 2018 have been paid in the amount of $xxxd installment xx taxes for the year of 2018 have been due in the amount of $xxx prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx44 which was applied for xx/xx/2019. The UPB is xx. The current P&I is $xxx26 and PITI is $xxx44.	Collections Comments:The loan is current and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx44 which was applied for xx/xx/2019. The borrower xx had filed bankruptcy under chapter-7 with the case# xx on xx/xx/2010. The case was discharged on xx/xx/2010 and the plan was terminated on xx/xx/2010.
The RFD is unable to be determined. As per the comment dated xx/xx/2018, the property is owner-occupied. No repairs and damages have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed bankruptcy under chapter-7 with the case# xx on xx/xx/2010. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. However, the unsecured portion is $xxx00. There is no comment indicating a cramdown. The case was discharged on xx/xx/2010 and the plan was terminated on xx/xx/2010.	This Step modification agreement was signed between the borrowerxx and the lender xx . on xx/xx/2009.
The new unpaid principal balance is xx with interest rate 2.055% which steps up in 4 steps ending at 4.750%. The borrower promises to pay the monthly P&I in the amount of $xxx74, beginning from xx/xx/2010. The interest-bearing amount is xx. The maturity is  xx/xx/2043. There is no provision for the balloon payment.
Initial Escrow Acct Disclosure Missing Required State Disclosures	4: Unacceptable	* DTI > 60% (Lvl 4)	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.

1.IL Collateral Protection Insurance Notice
2.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.xxhe chain of assignment is complete.
There are no judgments and liens.
Annual xx taxes for the year of 2018 have been paid in the amount of $xxx delinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2016 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxxh was applied to due date of xx/xx/2018 and the next due date is xx/xx/2018. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in active bankruptcy. According to the xxx report, the debtor xx had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $xxx36 months. The POC was filed on xx/xx/2018. The POC amount is xx and total arrearage amount is $xxxchedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx.
Review of the payment history available from xx/xx/2016 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxxh was applied to due date of xx/xx/2018 and the next due date is xx/xx/2018. Current UPB reflects in the provided payment history is in the amount of xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the debtor xx  had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $xxx36 months. The POC was filed on xx/xx/2018.  The POC amount is xx and total arrearage amount is $xxxchedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx.
The loan modification agreement consists of principal forgiven. The loan was modified on xx/xx/2016. According to the modification agreement the new modified unpaid principal balance is xx in additional the principal amount of xx permanently forgiven by the lender which exceeds more than 2.00% of the modified unpaid principal balance.	Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final 1003 (Application) is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is “Moderate” due to TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test:"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL, loan data:  xx, comparison data: xx and variance: -$xxx Foreclosure Rescission Finance Charge Test: FAIL, loan data:  xx, comparison data: xx, variance: -$xxxissing Required State Disclosures (Lvl 2)     "The subject property is located in IL State. The following state disclosures are missing from the loan file:
1.IL Collateral Protection Insurance Notice
								2.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.xxThe chain of assignment has been completed.
There are two junior civil judgments against the borrower in the favor of xx and xx for the amount of $xxxxxxch was recorded on xx/xx/2015 and xx/xx/2015 respectively.
Combined annual taxes for the year of 2018 have been paid in the amount of $xxx any prior year delinquent taxes have been found.
o	According to the payment history as of xx/xx/2019, the borrower is currently making the regular payments and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx an interest rate of 5.625%. The new UPB is reflected in the amount of xx.	Collections Comments:As per the servicing comment as of xx/xx/2019, the loan is next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx an interest rate of 5.625%. The new UPB is reflected in the amount of xx.
The loan was modified on xx/xx/2010.
The debtor xx had filed Bankruptcy under chapter-13 on xx/xx/2016 with the case# xx. The debtor was discharged on xx/xx/2019.
The subject property is occupied by the unknown party. No, any damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx  had filed Bankruptcy under chapter-13 on xx/xx/2016 with the case# xx. The POC was filed on xx/xx/2016 for the secured claim amount is xx and arrearage amount of $xxxan was confirmed on xx/xx/2016. The borrower has promised to pay for trustee in the amount of $xxx60 months. The schedule D of xxx shows the amount of claim as $xxxd value of collateral as xx. Hence the unsecured portion is $xxxbtor was discharged on xx/xx/2019.

The loan modification agreement was made between the borrower xx and Lender “xx .” on xx/xx/2010. As per the modified terms, the new principal balance is xx. The borrower has promised to pay for the amount of $xxx an interest rate of 5.625% beginning on xx/xx/2010 with the maturity date of xx/xx/2050. The deferred balance is xx and interest bearing amount is $xxx	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the first lien prohibited fees test.
This loan failed the document preparation fee test.
This loan failed the broker fees test.
This loan failed the origination fee and broker fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the first lien prohibited fees test.
Prohibited Fees First Lien Test: FAIL Loan Data: $xxxarison Data: $xxxiance: +$xxx loan has fees that are prohibited for this license type.
No lender sxxcharge, require, or receive any points or other fees of any nature whatsoever, except insurance and a 1% origination fee, whether from the buyer or the seller or any other person, except that the lender may charge bona fide expenses paid by the lender to any other person or entity for services actually performed in connection with a loan. In addition, if the loan is for the construction or improvement of residential real estate, the lender may charge a fee not to exceed 1% of the loan amount for inspection and disbursement of the proceeds of the loan to third parties. This means that fees are prohibited unless specifically allowed (as described above). Some fees may be considered prohibited compensation to the lender unless the "Compensation To" xx indicate otherwise.

This loan failed the document preparation fee test. xx, slip op. (Mo. xx)
Document Preparation Fee Test: FAIL Loan Data: $xxxmparison Data: $xxxiance: +$xxxharging a fee for preparation of loan documents constitutes unauthorized practice of law and violates a plain reading of § 484.010 and 484.020.
This loan failed the broker fees test.
Broker Fees Test: FAIL Loan Data: $xxxarison Data: $xxxiance: +$xxxoan failed the broker fees test due to one or more of the following findings: (Division Guidance on Broker Compensation)
The loan has DIDMCA preemption selected, collects fees from the borrower that directly compensate the broker and the sum of all broker fees is greater than 1%; or
The loan does not have DIDMCA preemption selected and collects broker fees in any amount from both the lender and the borrower; or
The loan does not have DIDMCA preemption selected and the sum of all broker fees paid by the borrower exceeds 1%;
or
The loan does not have DIDMCA preemption selected or defaulted and the sum of all broker fees paid by the lender exceeds 1%.
For this loan:
The fees collected from the borrower that directly compensate the broker are $xxx fees collected from the lender that directly compensate the broker are $xxx total fees collected from both the borrower and the lender that directly compensate the broker are $xxxloan failed the origination fee and broker fee test.
Origination Fee & Broker Fee Test: FAIL Loan Data: $xxxarison Data: $xxxance: +$xxx loan does not have DIDMCA preemption selected and the sum of the origination fee and all broker fees is greater than 1%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Missouri State. The following required state disclosures are missing from the loan file.
1.MO Collateral Protection Act Notice
2.Borrower's Choice of Insurer or Agent"
* Operative index value is unable to confirm (Lvl 2)     "The operative index value unable to be determined from the available loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file. However, unexecuted copy of ROR located at "xx."
								* Settlement date is different from note date (Lvl 2) "The settlement date is xx/xx/2007 and note date is xx/xx/2007. However, the settlement date is different from note date."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 states that the subject xx was originated on xx.
The chain of assignment is not available.
There are 3 IRS liens against the subject property in the amount of xx which was filled by xx and recorded on different dates.
There are 3 judgments against the subject property in the amount of $xxxch was filled by xx  and recorded on different dates.
There is a judgment in the amount of $xxxch was recorded on xx/xx/2012 and filed by xx.
There is a judgment in the amount of $xxxch was recorded on xx/xx/2013 and filed by xx.
There is a judgment in the amount of $xxxch was recorded on xx/xx/2011 and filed by xx.
Annual taxes have been paid in the amount of $xxxo delinquent taxes have been located for the prior year.
According to the updated title report dated xx/xx/2019, there is one Abstract Judgment (HOA Foreclosure) against the subject property in the amount of $xxxch was recorded on xx/xx/2013 in the favor of 'xx.". According to the HOA foreclosure deed dated xx/xx/2013, which was recorded on xx/xx/2014 (Instrument #xx), subject property had been foreclosed by "xx." and sold to "xx". However, as per deed dated xx/xx/2014 which was recorded on xx/xx/2014 (xx), the subject property was again transferred to borrowers "xx". The abstracter search report of updated title report shows that borrower resumed title. The current vesting is in the name of borrowers "xx".
The Payment History dated xx/xx/2019 reveals that the borrower has been the delinquent from xx/xx/2019 to till date. The delinquency has been done for more than 2 months. The last payment was received in the amount of $xxx on xx/xx/2019 which was applied for the due date of xx/xx/2019.
The current unpaid principal balance is in the amount of xx.
Collections Comments:The loan is currently in Collection.
The collection comments reveals that the borrower has been the delinquent from xx/xx/2019 to till date. The delinquency has been done for more than 2 months. The last payment was received in the amount of $xxx on xx/xx/2019 which was applied for the due date of xx/xx/2019.
The current unpaid principal balance is in the amount of xx.
The review of the collection history reveals that the foreclosure was initiated and referred to attorney on xx/xx/2016. Complaint was filed on xx/xx/2016.According to xx/xx/2017, the sale scheduled for xx/xx/2018 has been canceled as the loan has been reinstated on xx/xx/2017. Foreclosure has been placed on hold due to reinstatement on xx/xx/2018.
Bankruptcy has not been filed by the borrower.
According to comment dated xx/xx/2018, the subject property is reported to be damaged due to Wind on xx/xx/2016. Roof of the subject property had damaged due to wind. Draw in the amount of $xxx to be made payable to the borrower and contractor was ordered on xx/xx/2018. As per comment dated xx/xx/2018, Final draw Check #xx was issued in the amount of $xxx25 on xx/xx/2018 and is payable to xxx. The comment dated xx/xx/2018 states that inspection result has been received for 90% repairs completion. Comment dated xx/xx/2018 also states the same and shows all the funds have been released. No further comments have been found regarding repairs.
The comment dated xx/xx/2019 shows that reason for default is curtailment of income.
Foreclosure Comments:The review of the collection history reveals that the foreclosure was initiated and referred to attorney on xx/xx/2016. Complaint was filed on xx/xx/2016.According to xx/xx/2017, the sale scheduled for xx/xx/2018 has been canceled as the loan has been reinstated on xx/xx/2017. Foreclosure has been placed on hold due to reinstatement on xx/xx/2018.

Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal Right of Rescission	4: Unacceptable	* Lost Note Affidavit (Lvl 4) "The subject Note is a "Negotiable Promissory Note" and it is not the xx/Freddie Mac type Note."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1.Amortization Schedule Disclosure
2.Credit Property Insurance Disclosure
3.Fee Agreement
4.Priority of Security Instrument Disclosure
5.Attorney Selection Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is not signed by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx. Lender name is xx. and the amount of xx is xx.
There is a Certificate of Sale in the amount of $xxxdated xx/xx/2018 which was recorded on the same date. The certificate was purchased by xx.
There is a UCC lien in the favor of xx which was recorded on xx/xx/2015.
There is a child support lien in the favor of xx. which was recorded on xx/xx/2001.
1st and 2nd installment taxes for the year of 2018/19 have been paid in the total amount of $xxx prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for 30+ days and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2019. The UPB is xx. The current P&I is $xxx and PITI is $xxx.
Collections Comments:The loan is currently in the bankruptcy and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2019. As per the xxx report, the borrower xx had filed bankruptcy under chapter 13 with the case # xx on xx/xx/2019. As per the document located at “xx”, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2018 and the complaint was filed on xx/xx/2018. No further details have been found. The borrower xx had filed bankruptcy under chapter 13 with the case # xx on xx/xx/2019 and Fc was placed on hold.
The RFD is unable to be determined. The loan was modified. However, Modification agreement is missing in the file. As per the comment dated xx/xx/2018, the property is owner-occupied. No repairs and damages have been found.

Update:
As per the comment dated xx/xx/2024, the bankruptcy chapter 7 with the case# xx has been filed. Further details not available.

Foreclosure Comments:As per the document located at “xx”, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2018 and the complaint was filed on xx/xx/2018. No further details have been found. The borrower xx had filed bankruptcy under chapter 13 with the case # xx on xx/xx/2019 and Fc was placed on hold.
Bankruptcy Comments:As per the xxx report, the borrower xx had filed bankruptcy under chapter 13 with the case # xx on xx/xx/2019. The POC was filed on xx/xx/2019 with the secured claim amount of xx and arrearage amount of $xxx.	As per original Note P&I is $xxx00 and interest rate is 8.83%. However as per tape data and payment history; current P&I is $xxx and interest rate is 3.20%. It seems the loan has been modified. However modification agreement is missing in the loan file.
Credit Application Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing in the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00.
The chain of assignment has been completed as the loan was originated with xx.
There is credit card judgment active against the borrower in the favor xx, the amount of $xxxich was recorded on xx/xx/2012.
The first and second installments xx taxes of 2018/2019 have been paid in the total amount of $xxx prior year's delinquent taxes have been found.

Review of the payment history as of xx/xx/2019, the borrower has been delinquent for 2 month and the next due date for payment is xx/xx/2019. The last payment was received xx/xx/2019 in the amount of $xxx, which was applied for xx/xx/2019. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to the servicing comments, the loan is in collections.

Review of the payment history as of xx/xx/2019, the borrower has been delinquent for 2 month and the next due date for payment is xx/xx/2019. The last payment was received xx/xx/2019 in the amount of $xxx, which was applied for xx/xx/2019. The current UPB reflected as per the payment history is in the amount of xx.

Reason for default is unable to be determined.

According to the servicing comment dated xx/xx/2019, the subject property is owner-occupied.

No BPO and inspection reports have been provided.

Foreclosure Comments:As per collection comments, the foreclosure was initiated in 2012 and the file was referred to an attorney on xx/xx/2012. However, the foreclosure was put on hold due to borrower filed bankruptcy on xx/xx/2014.
Bankruptcy Comments:According to the xxx, the borrower xx had filed the bankruptcy under Chapter 13 with the case #xx on xx/xx/2014. The POC was filed on xx/xx/2015 with the secured claim amount of xx and the amount of arrearage was xx. The amended POC was filed on xx/xx/2017 with the secured claim amount xx. The case was terminated on xx/xx/2019.
The prior bankruptcy under Chapter- 13 with the case# xx was filed on xx/xx/2013 by xx. However, the case was discharged on xx/xx/2013 and terminated on xx/xx/2013.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in state of California. The following state disclosures are missing from the loan file:
1. Impound Account Disclosure.
2. Cosigner Notice.
3. Private xx Insurance Disclosure.
4. Earthquake Disclosure forCondominiums.
5. Hazard Insurance Disclosure.
6. Insurer RecommendationDisclosure.
7. CA Fair Lending Notice.
8. Anti-Tying Disclosure.
9. Privacy Notice.
10. Notice of Right to Copy of Appraisal.
11. Application for Credit-Married Persons.
12. Fair Debt Collection Notice.
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Operative index value is unable to confirm (Lvl 2)     "We are unable to determine the operative index value from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "As per ROR, transaction date is xx/xx/2006 which is not consistent with the Note date i.e xx/xx/2006."
								* Settlement date is different from note date (Lvl 2) "As per HUD-1, the settlement date is xx/xx/2006, which is after the note date i.e xx/xx/2006."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 states that the subject xx was originated on xx.
The chain of the assignment is missing.
There are a couple of outstanding liens/judgments against borrower/property are as follows.
1. There are two civil judgments in the total amount of lien is $xxxch were recorded on different dates and filed by xx.
Annual xx taxes have been paid in the amount of $xxx	Review of the payment history provided from xx/xx/2016 to xx/xx/2019 reveals that borrower has been delinquent for 90 days. The last payment was received in the amount of $xxx00 on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of $xxxd current interest rate as per payment history is 6.360%.	Collections Comments:xxx had filed bankruptcy under Chapter-7 Case#xx on xx/xx/2011.
The debtor discharged xx/xx/2011 and it terminated xx/xx/2011.
xxx filed on xx/xx/2011 shows that the amount of secured claim is xx and unsecured portion is $xxx00.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
Borrower wants to keep the property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx  had filed bankruptcy under Chapter-7 Case#xx on xx/xx/2011.
The debtor discharged xx/xx/2011 and it terminated xx/xx/2011.
xxx filed on xx/xx/2011 shows that the amount of secured claim is xx and unsecured portion is $xxx00.	Not Applicable	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from the file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx. The chain of assignment is complete as currently the loan is with current assignee “xx.
The updated title report states that there are no active judgments or liens found against the property/borrower.
The annual property taxes of the year of 2019 have been paid in the amount of $xxxe utilities charges for the year of 2019 are delinquent in the amount of $xxxch was due for xx/xx/2019.

According to latest payment history as of xx/xx/2019, the borrower has been delinquent for 2 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx30 which was applied for the due date of xx/xx/2019. The current unpaid principal balance is in the amount of xx. The current P&I is $xxx45 and current interest rate is 3.500%.	Collections Comments:According to the review of collection comments as of xx/xx/2019. the borrower has been delinquent for 2 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx30 which was applied for the due date of xx/xx/2019. The current unpaid principal balance is in the amount of xx. The current P&I is $xxx45 and current interest rate is 3.500%.
The debtor had filed the bankruptcy under chapter 13 with case #xx on xx/xx/2009. The chapter 13 plan was filed on xx/xx/2009. However, the case was converted from chapter 13 to chapter 7 on xx/xx/2009. The POC was filed by the subject creditor  on xx/xx/2009 with the claim amount of xx.  The Bankruptcy was discharged on xx/xx/2010 and got fully terminated on xx/xx/2010.
According to the document located at (xx) the foreclosure was initiated on the property in 2013. The file was referred to attorney on xx/xx/2013 and the Complaint was filed on xx/xx/2013 with case #xx. However, the loan was modified on xx/xx/2015 and the foreclosure has been stopped. Currently the borrower is just 2 months behind the payments.
According to the collection comments the subject property is owner occupied and is in fair condition with no visible damages.

Update:-
As per the collection comment dated xx/xx/2023, the property has damage and the insurance claim check has been received on xx/xx/2023 in the amount of xx.
The reason for default is unable to be determined from collection comments.
No evidence of bankruptcy or foreclosure has been found.
Foreclosure Comments:
According to the document located at (xx) the foreclosure was initiated on the property in 2013. The file was referred to attorney on xx/xx/2013 and the Complaint was filed on xx/xx/2013 with case #xx. However, the loan was modified on xx/xx/2015 and the foreclosure has been stopped. Currently the borrower is just 2 months behind the payments.

Bankruptcy Comments:The debtor had filed the bankruptcy under chapter 13 with case #xx on xx/xx/2009. The chapter 13 plan was filed on xx/xx/2009. However, the case was converted from chapter 13 to chapter 7 on xx/xx/2009. The POC was filed by the subject creditor on xx/xx/2009 with the claim amount of xx.The Bankruptcy was discharged on xx/xx/2010 and got fully terminated on xx/xx/2010.	The modification agreement was made on xx/xx/2015 between the borrower "xx " and lender "xx ”. According to the agreement the new modified principal balance is xx. The new P&I is $xxx45 and new interest rate is 3.500%. The first payment was begun on xx/xx/2016 and xx/xx/2055 will be the new maturity date.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase risk indicator is Moderate due to
1) Late Fees Test:"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The ComplianceEase State regulation Test failed for
1) Late Fees Test:
The loan data is 5% the Comparison data is 2%. Therefore the Variance is 3%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.

1.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2.NY Interest Rate Disclosure
3.NY Hazard Insurance  Disclosure
4.Tax Escrow Account Designation
5.xx Bankers and Exempt Organizations Preapplication
6.Part 80 Disclosure
7.Alternative xx Transaction Disclosures
8.Co-Signer Notice Requirements
9.Default Warning Notice
10.Smoke Alarm Affidavit
11.xx Real Property Escrow Account Disclosure
12.Subprime Home Loan Counseling Disclosure
13.Subprime Home Loan Tax and Insurance Payment Disclosure
14.Subprime Home Loan Disclosure
15.Commitment Disclosure
16.Lock-in Disclosure
17.Expiration of Lock-in or Commitment Period"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "The settlement date (xx/xx/2006) is different from the note date (xx/xx/2006)."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per updated title report dated xx/xx/2019, the subject xx was originated on xx.00 with xx. There is a second xx in the favor of lender, xx.
There are two IRS liens active against the owner xx, in the amount of xx which was recorded on xx/xx/2014 as Doc#xx and in the amount of $xxxch was recorded on xx/xx/2010 as Doc#xx.
There is one credit card judgment entered in the amount of xx against xx  in the favor of xx.
No delinquent property taxes have been found.
The Payment History reveals that the borrower has been delinquent from xx/xx/2019 to till date. The last payment was received on xx/xx/2019 in the amount of $xxx26 and it was applied for the due date xx/xx/2019. The current P&I is $xxx31, rate of interest is 4.150%. The current unpaid principal balance is in the amount of xx.	Collections Comments:The loan is active in bankruptcy. According to payment history, the borrower has been delinquent from xx/xx/2019 to till date. The last payment was received on xx/xx/2019 in the amount of $xxx26 and it was applied for the due date xx/xx/2019. The current P&I is $xxx31, rate of interest is 4.150%. The current unpaid principal balance is in the amount of xx.
The foreclosure action has been on hold due to bankruptcy filed by the borrower on xx/xx/2014.
No action pertaining to foreclosure was found in the latest 24 months of servicing comments.
No evidence of damage to the subject property has been found.

Update:-
The reason for default is unable to be determined from collection comments.
No evidence of bankruptcy or foreclosure has been found.
No evidence of litigation or contested has been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:The debtor, xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2014. The plan was confirmed on xx/xx/2017. The first modified chapter 13 plan filed on xx/xx/2017 is confirmed. According to confirmed plan, the arrearage would be cured in the amount of xx and monthly payment will be made in the amount of $xxx87.	Not Applicable	Credit Application	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xxhe chain of the assignment has been completed. Currently, the xx is withxx which was recorded on xx/xx/2005.
The first and second installment xx taxes of 2018-2019 have been paid in the total amount of $xxxelinquent taxes have been found for the prior year.
The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxthe due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.	Collections Comments:According to servicing comments, the current status of the loan is performing. The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxthe due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.
The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2013 and the plan was confirmed on xx/xx/2017. According to Amended chapter 13 plan dated xx/xx/2013 the debtor sxxpay $xxx month for the period of 60 months. The proof of claim was filed on xx/xx/2014 with the claim amount of xx and the amount of arrearage is xx. The case was dismissed on xx/xx/2018 and terminated on xx/xx/2018.
According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2013. The foreclosure complaint was filed on xx/xx/2013. The foreclosure sale was scheduled on xx/xx/2013 ( xx ). However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2013.
The step loan modification agreement was made on xx/xx/2012 between the borrower xx and lender xx. The borrower promises to make a monthly payment of $xxx the interest rate of 2.000% for 60 months, then $xxx the interest rate of 3.000% for 12 months and $xxx the interest rate of 4.000% beginning from xx/xx/2018 till maturity date of xx/xx/2052. The deferred balance amount is xx and the interest-bearing amount is xx. In addition, xx of the deferred principal balance is eligible for forgiveness. The New Principal Balance stated in the modification is xx.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.

Update:-
The reason for default is unable to be determined from collection comments.
No evidence of bankruptcy or foreclosure has been found.
No evidence of litigation or contested has been found.

Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2013. The foreclosure complaint was filed on xx/xx/2013. The foreclosure sale was scheduled on xx/xx/2013 ( xx ). However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2013.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2013 and the plan was confirmed on xx/xx/2017. According to Amended chapter 13 plan dated xx/xx/2013 the debtor sxxpay $xxx month for the period of 60 months. The proof of claim was filed on xx/xx/2014 with the claim amount of xx and the amount of arrearage is xx. The case was dismissed on xx/xx/2018 and terminated on xx/xx/2018.
The step loan modification agreement was made on xx/xx/2012 between the borrower xx and lender xx. The borrower promises to make a monthly payment of $xxx the interest rate of 2.000% for 60 months, then $xxx the interest rate of 3.000% for 12 months and $xxx the interest rate of 4.000% beginning from xx/xx/2018 till maturity date of xx/xx/2052. The deferred balance amount is xx and the interest-bearing amount is xx. In addition, xx of the deferred principal balance is eligible for forgiveness. The New Principal Balance stated in the modification is xx.	1-4 Family Rider Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Application Not Signed by All Borrowers (Lvl 2)     "Final application is missing from the loan file. However, values are considered from initial application dated xx/xx/2005."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosures is missing from the loan file."
* Missing required 1-4 family rider (Lvl 2)     "1-4 family rider is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in California state. The following state disclosures are missing from the loan file.
Impound Account Disclosure
Cosigner Notice
Private xx Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "According to final HUD-1, the settlement date is xx/xx/2005. However, the original Note date is xx/xx/2005."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx. and also was recorded on xx/xx/2007.
The chain of assignment is complete. The latest assignment of xx is with xx.
No active judgments or liens have been found pending.
Annual taxes are in the amount of $xxxo prior delinquent taxes have been found pending.
Provided payment history as of xx/xx/2019, reveals that the loan is in delinquency for 06 months. The next due date for the payment is xx/xx/2018. The last payment of xx/xx/2018 was received on xx/xx/2018 in the amount of $xxx34. According to the payment history the current unpaid principal balance is being reflected in the amount of xx.	Collections Comments:Loan is in delinquency. Provided payment history from xx/xx/2016 to xx/xx/2019 reveals that the loan is in delinquency for 06 months. The next due date for the payment is xx/xx/2018. The last payment of xx/xx/2018 was received on xx/xx/2018 in the amount of $xxx34. According to the payment history the current unpaid principal balance is being reflected in the amount of xx.
According to the servicing comment dated xx/xx/2019, the subject property is owner occupied with no visible damages or repairs. It is in good condition.
The reason for default of borrower is unemployment or decreased income. The borrower made last payment as per loan modification on xx/xx/2018. The loan is modified once since origination. The loan modification was made effective from xx/xx/2011.
The borrower promised to pay the unpaid principal balance of xx with interest rate of 2.000% with P&I of $xxx with step amortized type and started from the first payment on xx/xx/2011 and to be ended with the maturity date of xx/xx/2038. The rate changes in 04 steps ending at 4.500%.
According to the available servicing comments dated from xx/xx/2017 to xx/xx/2019, the foreclosure was initiated on the subject property on 2015. The foreclosure file was referred to an attorney on xx/xx/2015 and it was also referred on xx/xx/2019.  As per same servicing comment dated xx/xx/2019,  the foreclosure file was placed on hold due to loss mitigation.  Based on the servicing comments as of xx/xx/2019 we are not able to determine the further proceedings of this foreclosure action.
The borrower xx  had filed bankruptcy under chapter 07 with case # xx on xx/xx/2014. The bankruptcy case was discharged on xx/xx/2014 and also got terminated on xx/xx/2014.
Foreclosure Comments:According to the available servicing comments dated from xx/xx/2017 to xx/xx/2019, the foreclosure was initiated on the subject property on 2015. The foreclosure file was referred to an attorney on xx/xx/2015 and it was also referred on xx/xx/2019.  As per same servicing comment dated xx/xx/2019,  the foreclosure file was placed on hold due to loss mitigation.  Based on the servicing comments as of xx/xx/2019 we are not able to determine the further proceedings of this foreclosure action.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 07 with case # xx on xx/xx/2014. The bankruptcy case was discharged on xx/xx/2014 and also got terminated on xx/xx/2014.	Loan Modification agreement was made between borrower xx with xx . on effective date of xx/xx/2011.
The borrower promised to pay the unpaid principal balance of xx with interest rate of 2.000% with P&I of $xxx with step amortized type and started from the first payment on xx/xx/2011 and to be ended with the maturity date of xx/xx/2038. The rate changes in 04 steps ending at 4.500%.
Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in state of xx. The following state disclosures are missing from the loan files.
1.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2.NY Interest Rate Disclosure
3.NY Hazard Insurance  Disclosure
4.Tax Escrow Account Designation
5.xx Bankers and Exempt Organizations Preapplication
6.Co-Signer Notice Requirements
7.Default Warning Notice
8.xx Real Property Escrow Account Disclosure
9.Commitment Disclosure
10.Lock-in Disclosure
11.Expiration of Lock-in or Commitment Period"
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.14 which is in the favor ofxx. with Instrument# | Book/Page# xx.
The chain of assignment has been completed.
There is one medical lien against the borrower which was recorded on xx/xx/2015 in the amount of xx in favor of xx.
The combined annual taxes of 2019 are paid in the amount of $xxx No prior year delinquent taxes have been found.
According to the payment history the borrower is delinquent for 1 months. The last payment was received on xx/xx/2019 which was applied on xx/xx/2019 and the next due date for payment on xx/xx/2019. The P&I is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collections and according to the payment history the borrower is delinquent for 1 month. The last payment was received on xx/xx/2019 which was applied on xx/xx/2019 and the next due date for payment on xx/xx/2019. The P&I is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
The loan seems to be modified but the modification agreement is missing from the loan files and there are no comments reporting regarding the modification.
No foreclosure activity has been found.
 The reason for default is death of borrower. The subject property has been occupied by the owner. As per comments dated xx/xx/2018, the loss payment claim was filed in which the payment of xx was rexxed  and the comment dated xx/xx/2018 states that the check of $xxx36 has been sent under claim# xx, payment#  xx and that payment was issued on xx/xx/2018 in the amount of $xxx48, As per comment dated xx/xx/2018 there is loss to the property due to wind dated xx/xx/2018; however, the current repair status is unable to be determined.

Update:-
No additional information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate xx with P&I of $xxx with the rate of interest 9.00% and a maturity date of xx/xx/2047. The P&I as per payment history is the $xxx and rate of interest is 6.720% however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification.
Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The compliance risk indicator is moderate as this loan has failed the TILA Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test, TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: Result FAIL Loan Data xx Comparison Data xx Variance -xx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxILA Foreclosure Rescission Finance Charge Test: Result FAIL Loan Dataxx Comparison Data xx Variance -xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxLA APR Test:Result FAIL Loan Data 9.110% Comparison Data 9.428% Variance-0.318%
This loan failed the TILA APR test.
The annual percentage rate (APR) is 9.428%. The disclosed APR of 9.110% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in LA State. The following disclosures are missing from the loan file.
1.Authorization Fees, Charges and Expenses for Federally Related xx Loans
2.Anti-Tying Disclosure
3.Financial Institution Choice of Insurance Disclosure"
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The Servicing Transfer Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.
The chain of assignment is complete. The latest assignment of xx is with xx.
Active judgments or liens have been found pending are as follows:
1) There is a state tax lien against the borrowerxx in favor of xx. in the amount of $xxx it was recorded on xx/xx/2018.
Annual taxes are in the amount of $xxx prior delinquent taxes have been found pending.
Provided payment history as of xx/xx/2019, reveals that the loan is in delinquency for 03 months. The next due date for the payment is xx/xx/2019. The last payment of xx/xx/2019 was received on xx/xx/2019 in the amount of $xxx03. According to the payment history the current unpaid principal balance is being reflected in the amount of xx.	Collections Comments:Loan is in delinquency. Provided payment history from xx/xx/2016 to xx/xx/2019 reveals that the loan is in delinquency for 03 months. The next due date for the payment is xx/xx/2019. The last payment of xx/xx/2019 was received on xx/xx/2019 in the amount of $xxx03. According to the payment history the current unpaid principal balance is being reflected in the amount of xx.
According to the servicing comment dated xx/xx/2019, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is illness of borrower / family. The borrower made last payment as per loan modification on xx/xx/2019. The loan is modified once since origination. The loan modification was last made effective from xx/xx/2014.
The borrower promised to pay the unpaid principal balance of xx with interest rate of 2.650% with P&I of $xxx61 with step amortized type and started from the first payment on xx/xx/2014 and to be ended with the maturity date of xx/xx/2049. .  The rate changes in 3 steps ending at 4.375%.
According to the modification agreement made on xx/xx/2014, the new principal is in the amount of xx with interest rate of 2.650%. In addition to this the lender agrees to permanently forgive the principal balance in the amount of $xxx61 which exceeds 2% of the modified principal amount.
No information pertaining to foreclosure has been found in the latest 24 months servicing comments.
The borrower xx  had filed bankruptcy under chapter 07 with case # xx on xx/xx/2010. The bankruptcy case was discharged on xx/xx/2010 and also got terminated on xx/xx/2010.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 07 with case # xx on xx/xx/2010. The bankruptcy case was discharged on xx/xx/2010 and also got terminated on xx/xx/2010.	Loan Modification agreement was made between borrower xx on effective date of xx/xx/2014.
The borrower promised to pay the unpaid principal balance of xx with interest rate of 2.650% with P&I of $xxx61 with step amortized type and started from the first payment on xx/xx/2014 and to be ended with the maturity date of xx/xx/2049. .  The rate changes in 3 steps ending at 4.375%.
According to the modification agreement made on xx/xx/2014, the new principal is in the amount of xx with interest rate of 2.650%. In addition to this the lender agrees to permanently forgive the principal balance in the amount of $xxx61 which exceeds 2% of the modified principal amount.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator shows moderate due to TILA Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test & TILA APR Test failed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase state regulations test failed due to Prohibited Fees Test.

This loan failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test. (N.J.S.A. §17:11C-23, N.J.A.C. §§3:1-16.2)
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a xx broker sxxhave the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: Fail. Loan Data: xx , Comparison Data: xx, Variance: -xx.
TILA Foreclosure Rescission Finance Charge Test: Fail. Loan Data: xx , Comparison Data: xx, Variance: -xx.

This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxThis loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxhis loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 10.808%. The disclosed APR of 7.858% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in state of New Jersey. The following state disclosure are missing from the loan file.
NJ Attorney Disclosure
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax Bill Information
Private Well Testing
Choice of Insurer Disclosure
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2019 the subject xx was originated on xx.
The chain of assignment has not been completed, currently the assignment is with xx.
There is active junior xx in the amount of $xxx which was recorded on xx/xx/2000 with lender xx.
There is active junior xx in the amount of xx which was recorded on xx/xx/2005 with lender  xx.
Annual xx taxes have been paid in the amount of $xxxNo delinquent taxes have been found for the prior year.
According to the payment history as of xx/xx/2019 the borrower has been delinquent for 1 month and the next due is xx/xx/2019. The last payment was received on xx/xx/2019 for the amount of $xxx(PITI) which was applied to xx/xx/2019.The monthly P&I is $xxx with an interest rate of 4.166%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The loan is currently in collection. According to the payment history as of xx/xx/2019 the borrower has been delinquent for 1 month and the next due is xx/xx/2019. The last payment was received on xx/xx/2019 for the amount of $xxx(PITI) which was applied to xx/xx/2019.The monthly P&I is $xxx with an interest rate of 4.166%. The current UPB is reflected in payment history for the amount of xx.
The reason for default is excessive obligation.
The loan has not been modified since the origination.
No comments have been found regarding the foreclosure and bankruptcy.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider Document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to determine from the available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form Disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx in favor of xx.
The chain of assignment is completed as the subject xx is currently assigned to “xx” and this AOM was recorded on xx/xx/2018.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The 1st installment of Borough tax for 2020 has been paid off in the amount of $xxxx/xx/2019.

The 2nd installment of Borough tax for 2020 is due in the amount of $xxxx/xx/2019.

The 3rd installment of Borough tax for 2020 is due in the amount of $xxxx/xx/2020.

The 34th installment of Borough tax for 2020 is due in the amount of $xxxx/xx/2020.

The annual utility taxes for 2019 are currently delinquent in the amount of $xxx earlier due on xx/xx/2019 and were also good through xx/xx/2019.	Review of updated payment history as of xx/xx/2019, the loan is currently performing and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxxthe due date of xx/xx/2019. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently performing and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxxthe due date of xx/xx/2019. The UPB as of the date is in the amount of xx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2018 and the complaint was filed on xx/xx/2018 with the case#xx. The service was completed on xx/xx/2018. The foreclosure proceedings were placed on hold when the borrower was offered TPP on xx/xx/2019 and the plan was begun from xx/xx/2019 to xx/xx/2019 with the monthly plan payment of $xxxrrower made all the plan payments and the loan modification was approved on xx/xx/2019 and it has been effective from xx/xx/2019. The notice of motion to cancel the notice of pendency and discontinue action without prejudice was filed on xx/xx/2019 and the court was order it on the same day. The summons & complaint was again filed on the same case# on xx/xx/2019 and the filed the Notice of Pendency on the same date. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
The servicing comment dated xx/xx/2019 states the subject property is currently occupied by owner and he intents to keep the property. The same comment also states the reason for default of the loan is borrower's curtailment of income.

Update:-
As per the collection comment dated xx/xx/2021, the property is damaged and the roof needs to be repaired. No further details have been found.
The reason for default is unable to be determined from collection comments.
No evidence of bankruptcy or foreclosure has been found.
No evidence of litigation or contested has been found.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2018 and the complaint was filed on xx/xx/2018 with the case#xx. The service was completed on xx/xx/2018. The foreclosure proceedings were placed on hold when the borrower was offered TPP on xx/xx/2019 and the plan was begun from xx/xx/2019 to xx/xx/2019 with the monthly plan payment of $xxxrrower made all the plan payments and the loan modification was approved on xx/xx/2019 and it has been effective from xx/xx/2019. The notice of motion to cancel the notice of pendency and discontinue action without prejudice was filed on xx/xx/2019 and the court was order it on the same day. The summons & complaint was again filed on the same case# on xx/xx/2019 and the filed the Notice of Pendency on the same date. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2019 with new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the new modified P&I of $xxx the new fixed interest rate of 4.625% beginning from xx/xx/2019 to the new maturity date of xx/xx/2049.	1-4 Family Rider Fraud Report Missing xx Insurance	3: Curable	* Fraud Report Missing (Lvl 3) "Missing Fraud Report, complete with all searches, and all alerts cleared."
* MI, FHA or MIC missing and required (Lvl 3)     "Missing xx insurance certificate. The the tape shows no Mi required and  the Client confirmed the same."
* Required Documentation Missing or Incomplete (Lvl 3) "Missing settlement statement for sold REO property "88-21 69th Ave, Forest Hills, NY 11375"."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Borrower has been qualified with 2106 expenses -$xxxever Schedule A of personal tax returns 2016 to verify 2106 expenses is missing. Unable to verify borrower's ATR.

ATR SOL of 3 years has expired."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan fails QM DTI Thershold test as the DTI on file is 53.641%, however this is a FHA loans and as per the QM Rule there is no defined threshold for DTI."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan fails QM DTI Thershold test as the DTI on file is 53.641%, however this is a FHA loans and as per the QM Rule there is no defined threshold for DTI."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation due to a fee increase on CD dated xx/xx/2017.  LE dated xx/xx/2017 reflects a Appraisal Fee at $xxxever,CD dated xx/xx/2017 reflects Appraisal Fee at $xxxs is a fee increase of $xxxr a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

Subject is a purxxxloan and 1 year SOL has expired."
* Missing required 1-4 family rider (Lvl 2)     "The Appraisal report at origination shows the subject property as 2 family but no such rider is attached with the recorded copy of the subject xx."
								* Qualified xx DTI exceeds 43% (Lvl 2) "Loan fails QM DTI Thershold test as the DTI on file is 53.641%, however this is a FHA loans and as per the QM Rule there is no defined threshold for DTI."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00 in favor of xx.

There is a break in chain of assignment as we required assignment of xx from “xx.” to “xx  as receiver for xx, successor by merger to xx.”

The chain of assignment is not completed as the subject xx is currently assigned to “xx” instead of “xx.”

Active junior or senior judgments/liens/mortgages:

1. There is an active junior Borough Tax Lien available in the updated title report against the subject property in the amount of $xxxfavor of "xx" and it was recorded on xx/xx/2009.

No current year Tax Assessment report is available in the updated title to confirm the current status of property taxes.	Review of updated payment history as of xx/xx/2019, the loan is currently performing and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently performing and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.
No evidences are available in the latest 24 months servicing comments regarding foreclosure proceedings and Bankruptcy filings.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The CE risk indicator is "Moderate" due to following factors:

1. This loan failed the interest rate test as the loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.

Interest Rate Test: FAIL    Charged: 10.375%    Allowed:8.750%     Over by:+1.625%

2. This loan failed the GSE HOEPA points and fees test.

3. This loan failed the seller-paid points and fees exception test.

4. This loan is not tested against the QM points and fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test as the loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.

Interest Rate Test: FAIL    Charged: 10.375%    Allowed:8.750%     Over by:+1.625%"
* GSE Points and Fees Test Violations (Lvl 2)     "1. This loan failed the GSE HOEPA points and fees test as the points and fees as calculated under the applicable GSE HOEPA guidelines exceed the GSE HOEPA points and fees threshold.

GSE (xx & Freddie Mac public guidelines) Points and Fees Test: FAIL     Charged: $xxx85     Allowed: $xxx50    Over by:+$xxx35

2. This loan failed the GSE HOEPA points and fees test as the points and fees as calculated under the applicable GSE HOEPA guidelines exceed the GSE HOEPA points and fees threshold.

GSE (xx & Freddie Mac public guidelines) HOEPA Points and Fees  Test: FAIL     Charged: $xxx85     Allowed:$xxx68    Over by:+$xxx"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2019 reflects that the subject xx was originated on xx.00, which was recorded on xx/xx/1997. The chain of the assignment has been completed. The latest assignment is with xx which was recorded on xx/xx/2014. No active liens and judgments have been found against the borrower and the property. Annual combined taxes for the year of 2018 have been paid on xx/xx/2018 in the amount of $xxx prior years delinquent taxes have been found.	According to a review of the payment history as of xx/xx/2019, the borrower is currently delinquent for 1 month and the next due date for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx, which was applied for the due date of xx/xx/2019. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The borrower is delinquent with the loan for 2 months and the next due for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019, in the amount of $xxx which was applied for xx/xx/2019. The UPB reflected in the payment history is in the amount of xx.
The reason for the default of the borrower was an illness of the borrower
No loss mitigation activity has been initiated.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
The xxx Report dated xx/xx/2019 located at “xx”, the subject property has been occupied by the tenant. The subject property needs repair for Exterior paint-Scrape & paint in the amount of $xxx00, Siding/Trim repair in the amount of $xxx00, Roof/Gutteres-remove & replace in the amount of $xxx00. The property needs repair total in the amount of xx; however, no comments regarding date of loss, insurance claim, and loss draft have been found from the collections comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan was failed TILA APR Test.
This loan failed GSE (xx public guidelines) Seller Paid Points and Fees Exception Test.
This loan failed GSE (Freddie Mac public guidelines) Seller Paid Points and Fees Exception Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 8.018%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: FAIL Loan Data 0.000% Comparison Data 8.018% Variance -8.018%"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at South Carolina state. The following required state disclosures are missing from the loan file.
1.Agent Preference Disclosure
2.Casualty Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$16,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.
The chain of the assignment has been completed. Currently, the xx is with xx which was recorded on xx/xx/2015.
The xx annual taxes for the year of 2018 have been paid in the amount of $xxxe xx annual taxes for the year of 2017 have been paid in the amount of $xxxo delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 4 months and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxr the due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.	Collections Comments:According to servicing comments, the loan is in the collection. The review of payment history shows that the borrower has been delinquent for 4 months and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxr the due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.
The loan modification agreement was made on xx/xx/2004 between the borrower xx and lender xx. The borrower promises to make a monthly payment of $xxx with the interest rate of 7.125% beginning from xx/xx/2004 till maturity date of xx/xx/2032. The New Principal Balance stated in the modification is xx.
The borrower had filed bankruptcy under Chapter 13 with the Case # xx on xx/xx/2009 and the plan was confirmed on xx/xx/2009. The POC was filed by xx on xx/xx/2009 with the secured claim amount xx and an arrearage in the amount of $xxx case was dismissed on xx/xx/2014 and terminated on xx/xx/2014.
As per servicing comments, unable to determine the reason for default.
A review of collection comment shows no indication of post-closing foreclosure activity.
The xxx Report dated xx/xx/2019 shows that the subject property is owner_Occupied. No damage and repairs have been found.

Update:
No additional information found in the available collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under Chapter 13 with the Case # xx on xx/xx/2009 and the plan was confirmed on xx/xx/2009. The POC was filed by xx on xx/xx/2009 with the secured claim amount xx and an arrearage in the amount of $xxx case was dismissed on xx/xx/2014 and terminated on xx/xx/2014.	The loan modification agreement was made on xx/xx/2004 between the borrower xx. The borrower promises to make a monthly payment of $xxx with the interest rate of 7.125% beginning from xx/xx/2004 till maturity date of xx/xx/2032. The New Principal Balance stated in the modification is xx.

Affiliated Business Disclosure Missing Dicsloures Missing Required State Disclosures	3: Curable	* Property is Manufactured Housing (Lvl 3) "According to the Appraisal Report dated xx/xx/2001 located at “Doc -1681335827_206496198_28439098_post_close -Page-128” the type of property is manufactured home. But, there is a document (Satisfactory Completion Certificate) located at 1681335827_206496198_28439098_post_close (page #2564) which states that home was a modular housing unit and not just a manufactured home. The document shows Serial #4702-578-1517178 A/B and Modular #NEB14676. According to the document the home is affixed to permanent foundation. Appraisal indicates affixed manufactured house but subsequent completion certificate gives an opinion that subject is modular."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the broker fees test.
This loan failed the origination fee and broker fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the broker fees test.
Broker Fees Test: FAIL $xxx13 $xxx00 +$xxx13
The loan has DIDMCA preemption selected, collects fees from the borrower that directly compensate the broker and the sum of all broker fees is greater than 1%; or
The loan does not have DIDMCA preemption selected and collects broker fees in any amount from both the lender and the borrower; or
The loan does not have DIDMCA preemption selected and the sum of all broker fees paid by the borrower exceeds 1%;
or
The loan does not have DIDMCA preemption selected or defaulted and the sum of all broker fees paid by the lender exceeds 1%.
For this loan:
The fees collected from the borrower that directly compensate the broker are $xxxThe fees collected from the lender that directly compensate the broker are $xxx13;
The total fees collected from both the borrower and the lender that directly compensate the broker are $xxx13.
This loan failed the origination fee and broker fee test.
Origination Fee & Broker Fee Test: FAIL $xxx13 $xxx00 +$xxx13
The loan does not have DIDMCA preemption selected and the sum of the origination fee and all broker fees is greater than 1%."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Missouri state. The following state disclosures are missing from the loan file.
MO Collateral Protection Act Notice
Borrowers Choice of Insurer orAgent"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business form document is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.00 in the favor of xx’.
The chain of assignment is completed. Currently, assignment is with “xx”.
1. There is junior xx against the subject property which was originated on xx.00 in the favor ofxx.
2. There is junior xx against the subject property which was originated on xx.50 in the favor of ‘xx’.
 No active judgment or liens have been found.
 Annual tax amount is $xxxhe combined property taxes for year 2018 have been paid on xx/xx/2019 and xx/xx/2019 respectively in the totaling amount of $xxxe combined property taxes for year 2018 have been paid on xx/xx/2019 and xx/xx/2019 respectively in the totaling amount of $xx
The Payment History dated xx/xx/2019 reveals that the borrower has been the delinquent from xx/xx/2019 to till date. The delinquency has been done for more than 3 months. The last payment was received on xx/xx/2019 in the amount of $xxx68 which was applied for the due date of xx/xx/2019. The payment history reflects current unpaid principal balance is in the amount of xx.	Collections Comments:Comments:
1.xx
2. xx
3.xx
4.xx
The comment dated xx/xx/2019 shows that subject property is owner. The comment dated xx/xx/2019 shows that reason for default is loss of job.
The Payment History dated xx/xx/2019 reveals that the borrower has been the delinquent from xx/xx/2019 to till date. The delinquency has been done for more than 3 months. The last payment was received on xx/xx/2019 in the amount of $xxx68 which was applied for the due date of xx/xx/2019. The payment history reflects current unpaid principal balance is in the amount of xx.
No evidences have been found regarding foreclosure filing and bankruptcy filing.
According to the xxx Report (located- xx) dated xx/xx/2019, subject property is occupied by owner and subject property is single family with detached. No visible damages have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable
The loan modification agreement was made between “xx" and lender ‘xx’ (Lender) effective date is xx/xx/2014. The first modified payment has been started from xx/xx/2014 and the new maturity date will be xx/xx/2054. The new modified unpaid principal balance is xx and interest bearing amount is xx. The Borrower is making the payment as per the modification terms with interest rate of 6.00% and modified P&I $xxx.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Ohio state. Below state disclosures are missing from the loan file:-
1. Equal Credit Availability Notice.
2. Insurance Tying Disclosure.
3. Non-Deposit Insurance Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx with xx , xx which was recorded on xx/xx/2003. The chain of assignment is completed. Currently the xx is with “xx” recorded on xx/xx/2014.
No active judgments or liens have been found.
The Combined annual taxes for Parcel no#xx has been paid in the amount of $xxxhe year of 2018.
No prior year delinquent taxes have been found.
The review of payment history as of dated xx/xx/2019 shows that borrower is 2 months delinquent. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2019 in the amount of $xxx the interest rate of 4.625% which was applied for the due date of xx/xx/2019. The current unpaid principal balance is in the amount of xx.	Collections Comments:As per servicing collection comments the loan is in collections. The review of payment history as of dated xx/xx/2019 shows that borrower is 2 months delinquent. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2019 in the amount of $xxx the interest rate of 4.625% which was applied for the due date of xx/xx/2019. The current unpaid principal balance is in the amount of xx.
The loan was modified on xx/xx/2018 with a new principal balance of xx with fixed rate of 4.625%. The borrower had promised to pay monthly P&I payment in the amount of $xxxh was beginning on xx/xx/2018 till the maturity date of xx/xx/2058.The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2058.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx (Debtor) and xx(Joint Debtor) had filed Bankruptcy under chapter-13 on xx/xx/2012 with the case#xx. The POC was filed on xx/xx/2013. As per POC the secure claim was in the amount of xx with arrearage in the amount of $xxxtion for relief was not filed. The plan was confirmed on xx/xx/2012. As per plan, borrower had to pay estimated arrears amount $xxxrears divided into monthly payment in the amount of $xxxustee's Motion to Modify Plan was filed on xx/xx/2017. The plan was confirmed on xx/xx/2017. As per plan Trustee disburse monthly payments of $xxxx, holder of a deed of trust lien on real property, effective January 2017. As per trustee’s final report, the total principal paid to xx in the amount of xx and arrears in the amount of $xxxorrowers were discharged from bankruptcy on xx/xx/2018. The bankruptcy was terminated on xx/xx/2018. The date of Last Filing was xx/xx/2018.	The loan modification agreement was made between xx (Borrower) and Loan Servicer for xx (Lender) on xx/xx/2018 with a new principal balance of xx with fixed rate of 4.625%. The borrower had promised to pay monthly P&I payment in the amount of $xxxh was beginning on xx/xx/2018 till the maturity date of xx/xx/2058.The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2058.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease Risk Indicator is “Moderate”.
This loan failed TILA test.
This loan failed TILA Finance Charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by $xxxan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by $xxxplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the first lien lender fees test due to one of the following findings.
1) The loan is a first lien xx with a principal amount that is greater than or equal to $xxxthe sum of all lender fees exceeds the greater of 0.25% of the principal amount or $xxx loan is a first lien xx with a principal amount that is less than $xxxthe loan charges a lender fee."
* ComplianceEase TILA Test Failed (Lvl 2)     "Compliance Ease TILA Test Failed.
This loan failed TILA test.
This loan failed TILA Finance Charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by $xxxan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by $xxxsing Required Disclosures (Lvl 2)     "List of service provider is missing in loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at "North Carolina". The following disclosure is missing in loan file.
1) Amortization Schedule Disclosure.
2) Credit Property Insurance Disclosure.
3) Fee Agreement.
4) Priority of Security Instrument Disclosure.
6) Attorney Selection Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing in loan file."
* Property is Manufactured Housing (Lvl 2)     "As per the appraisal report the property is manufactured home; however, as per the affixation affidavit regarding manufactured home "xx" the company assures that the Mobile home is attached to the land effective from date of policy i.e. xx/xx/2005.
Also, the appraisal report addendum (xx) shows that the manufactured home is fixed to permanent foundation. The wheels, axis have been removed."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is  missing from loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not signed by the borrower however date is printed on ROR."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower however date is printed on Final TIL."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows subject xx was originated on xx.xx with xx as nominee for xx , and it was recorded on xx/xx/2003.
The chain of assignment is complete. The current assignment is with xx  which was recorded on xx/xx/2014.
There is one civil judgment open against the borrower in the amount of xx in the favor of xx which was recorded on xx/xx/2011.
2018 combined annual taxes have been paid in the amount of $xxx/xx/2018.
2018 city annual taxes have been paid in the amount of $xxx/xx/2018.
2019 combined annual taxes are due on xx/xx/2019 in the amount of $xxxrior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2019, the borrower is currently delinquent for 3 months and the next due date for the regular payment is xx/xx/2019. Unable to determine the last payment date; however, the borrower had made the payment in the amount of $xxxch was applied for the due date of xx/xx/2019. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the collection and the next due for the regular payment is xx/xx/2019. Unable to determine the last payment date; however, the borrower had made the payment in the amount of $xxxch was applied for the due date of xx/xx/2019. The UPB reflected in the latest payment history is in the amount of xx.
Unable to determine the reason for the default of the borrower from the available servicing comments.
No loss mitigation activity has been initiated.
No foreclosure activity has been found.
As per the xxx Report dated xx/xx/2019 located at “xx”, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the debtor "xx" had filed for bankruptcy under chapter-13with the case# xx on xx/xx/2014 and the plan was confirmed on xx/xx/2014. The POC was filed by the creditor xx on xx/xx/2014 with the POC amount of xx and the amount of arrearage is $xxx the order confirming chapter 13 plan the debtor was supposed to pay to the trustee in the amount of $xxxthe period of 36 months. The Schedule-D in xxx shows xx as unsecured portion out of claim amount xx. No comment has been found indicating a cram-down. The motion was filed for converting case from chapter 13 to chapter 7 on xx/xx/2016 and it was ordered on xx/xx/2016. Last time bankruptcy was filed on xx/xx/2016. The motion for relief was filed by the creditor FNMA on xx/xx/2015 as the debtor had failed to make the post xxs payment and it was granted on xx/xx/2016. The debtor has been discharged on xx/xx/2016 and the case was terminated on xx/xx/2016.	The loan modification agreement was made between borrower xx , xx., on xx/xx/2016. The borrower promises to make a monthly payment of $xxx the rate of interest 4.00%, beginning from xx/xx/2016 till the maturity date of xx/xx/2056. The new principal balance stated in the Modification is in the amount of xx. The lender had deferred the amount of xx from the new modified principal balance. Hence, the interest-bearing amount is xx. This modification does not contain balloon provision.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required Disclosures Missing Required State Disclosures xx Insurance Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-
paid points and fees into account. This exception does not appear when a dollar amount, including $xxxicitly provided for
"Seller-Paid Points and Fees.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed GSE (xx public guidelines) Seller Paid Points and Fees Exception Test:
This loan failed GSE (Freddie Mac public guidelines) Seller Paid Points and Fees Exception Test
This loan failed Seller-Paid Points and Fees Exception Test:"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan is conventional fixed loan and LTV is 95.000%, hence MI certificate is required, however, it has been missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia State. The Waiver of Borrowers Rights and Closing Attorney Affidavit is located at "xx"; however, "Disclosure of Additional Fees" is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019, shows that the subject xx was originated on xx.00, with xx.
The chain of assignment has been completed. The last assignment is from xx.
 Active liens and judgments are as follows:
There is junior xx originated on xx.A. in the amount of xx.
There are three civil judgments in the favor of different plaintiff's the amount is unavailable.
Combined annual taxes of 2018 have been paid in the amount of $xxx	According to the payment history as of xx/xx/2019, the loan is currently performing. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The borrower is current with the loan. According to the payment history as of xx/xx/2019, the loan is currently performing. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default was Unable to be determined. The subject property has been occupied by the owner. The borrowers intention is to keep the property. No comments have been found for damages or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2015. The POC was filed on xx/xx/2015, the POC amount is xx and the arrearage amount is xx.	This modification agreement was made between Lender xx. and Borrower xx on xx/xx/2012. As per the modified term, the new principal balance is xx. The borrower promises to pay $xxx monthly with a modified interest rate of 5.250 % beginning from xx/xx/2012 with a maturity date of xx/xx/2052.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test: Result: FAIL Loan Data: xx Comparison Data: xx Variance: -$xxx

This loan failed the TILA finance charge test.

TILA Foreclosure Rescission Finance Charge Test: Result: FAIL Loan Data: xx Comparison Data: xx Variance: -$xxx

This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: Result: FAIL Loan Data: xx Comparison Data: xx Variance: -$xxx

TILA Foreclosure Rescission Finance Charge Test: Result: FAIL Loan Data: xx Comparison Data: xx Variance: -$xxx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in the state of Ohio. The following required State Disclosure is missing in the loan file.
1.Equal Credit Availability Notice
2.Insurance Tying Disclosure
3.Non-Deposit Insurance Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx. for the amount of $xxxich was recorded on xx/xx/2003.
The chain of assignment has been completed. The last assignment is with xx  which was recorded on xx/xx/2013.
There is judgment against the borrower, “xx” In the favor of xx. for the amount of $xxxch was recorded on xx/xx/2011.
First and second installments of xx taxes for the year of 2018/2019 have been paid in the amount of $xxx prior year delinquent taxes have been found.

According to the latest payment history as of xx/xx/2019, the borrower is currently making the regular payments and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx90 which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 5.125 % and P&I is $xxx90.	Collections Comments:The loan is currently performing and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx90 which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 5.125 % and P&I is $xxx90.
According to notice of trustee's sale located at "xx", the foreclosure sale was scheduled on xx/xx/2009. No further details have been found. The loan was modified on xx/xx/2010.
The borrower, "xx" had filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2012 and the plan was confirmed on xx/xx/2013. According to chapter 13 plan dated xx/xx/2012, the debtor sxxpay to the trustee in the amount of $xxx each month for 60 months.
POC has been filed by the creditor for the secured claim amount of xx on xx/xx/2013. POC bar date is xx/xx/2013. According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. Hence, unsecured portion is reflected as xx.
The debtor was discharged on xx/xx/2016 and the case was terminated on xx/xx/2016.
According to xxx Report dated xx/xx/2019 located at "xx ", the subject property is owner occupied and is in average condition.
Collection comment:xx,xx.

Foreclosure Comments:According to notice of trustee's sale located at "xx", the foreclosure sale was scheduled on xx/xx/2009. No further details have been found. The loan was modified on xx/xx/2010.
Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2012 and the plan was confirmed on xx/xx/2013. According to chapter 13 plan dated xx/xx/2012, the debtor sxxpay to the trustee in the amount of $xxx each month for 60 months.
POC has been filed by the creditor for the secured claim amount of xx on xx/xx/2013. POC bar date is xx/xx/2013. According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. Hence, unsecured portion is reflected as xx.
The debtor was discharged on xx/xx/2016 and the case was terminated on xx/xx/2016.
This modification agreement was made between the borrower, "xx" and the lender, "xx" on xx/xx/2010. According to modified terms, the new principal balance is xx. Borrower promises to pay P&I in the amount of $xxx50 with the interest rate of 2.500% beginning from xx/xx/2010.The maturity date is xx/xx/2034 . The loan was modified with four steps of interest rate.	Loan Program Info Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosures are missing in the loan file.
1.Impound Account Disclosure
2.Cosigner Notice
3.Private xx Insurance Disclosure
4.Earthquake Disclosure forCondominiums
5.Hazard Insurance Disclosure
6.Insurer RecommendationDisclosure
7.CA Fair Lending Notice
8.Anti-Tying Disclosure
9.Privacy Notice
10.Notice of Right to Copy of Appraisal
11.Application for Credit-Married Persons
12.Fair Debt Collection Notice
13.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "The subject xx was originated on xx. However, according to final HUD-1, the settlement date is xx/xx/2003."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx. for the amount of xx.
The chain of assignment has been completed. Currently, the assignment is with the “xx”.
According to the updated title report dated xx/xx/2019, there are two junior civil judgments against the borrower xx in the favor of xx and xx for the amount of xx and xx which was recorded on xx/xx/2007 and xx/xx/2006 respectively.
There is one junior credit card judgment against the borrower xx in the favor of xx for the amount of xx which was recorded on xx/xx/2015.
However, the sheriff department document located at “xx. Also, the attached document stated that seized and taken all right, title and interest that the within judgment debtor had in such real estate.
There is one Carry forward Levy of Execution for water sever lien against the subject property in the favor of xx  for the amount of $xxxch was recorded on xx/xx/2017. However, there is one renewed judgment against the borrower xx in the favor of xx which was recorded on xx/xx/2011.
First installment combined taxes for the year of 2019-20 have been paid in the amount of $xxxcond installment combined taxes for the year of 2019-20 have been due in the amount of $xxxch was due on xx/xx/2019.
No, any prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2019, the borrower is currently delinquent from 4 months and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxth an interest rate of 4.125%. The new UPB is reflected in the amount of xx.

Collections Comments:As per the servicing comment as of xx/xx/2019, the loan is in the collection and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxth an interest rate of 4.125%. The new UPB is reflected in the amount of xx.
The loan was modified on xx/xx/2016.
The borrower had filed bankruptcy under chapter 7 with the case# xx on xx/xx/2017. The debtor was dismissed on xx/xx/2017 and the case was terminated on xx/xx/2017.
The foreclosure was initiated in 2010 and the file was referred to an attorney on xx/xx/2010. The sale was scheduled on xx/xx/2010. No, any further details have been found.
The subject property is owner occupied. No, any damage and repairs have been found.

Update:-

As per the collection comment dated xx/xx/2022, the loan modification agreement has been approved. The loan modification agreement was made on xx/xx/2022 with the new modified unpaid principal balance of xx. The interest-bearing amount was xx with an interest rate of 4.50%, and the modified P&I was $xxx16, beginning on xx/xx/2022, to maturity date xx/xx/2052. There is no deferred, and there is no principal forgiven amount.

As per the collection comment dated xx/xx/2022, the chapter-7 bankruptcy with the case #xx has been dismissed.

As per the collection comment dated xx/xx/2024, the foreclosure was initiated. As per the collection comment dated xx/xx/2024, the foreclosure has been cancelled due to reinstatement.

As per the collection comment dated xx/xx/2024, the property is occupied by the borrower.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter 7 with the case# xx on xx/xx/2017. The debtor was dismissed on xx/xx/2017 and the case was terminated on xx/xx/2017.	The loan was modified on xx/xx/2016 between the borrower “xx (Lender)”. As per the modified terms, the new principal balance is xx. The borrower has promised to pay for the amount of $xxxth an interest rate of 4.125% beginning on xx/xx/2016. The new maturity date is xx/xx/2056.

Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is
understated by more than $xxx* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the subject xx was originated on xx.A. which was recorded on xx/xx/2004.
The chain of assignment has been completed. Currently, the assignment is from xx . to FNMA which was recorded on xx/xx/2012.
No active judgments or liens found.
Annual xx taxes for the year of 2019 have been due in the amount of $xxxch was due on xx/xx/2019 and they are good through date is xx/xx/2019.
Annual town taxes for the year of 2019 have been due in the mount of $xxxwhich was due on xx/xx/2019 and they are good through date is xx/xx/2019.
Annual school taxes for the year of 2019 have been due in the mount of $xxxch was due on xx/xx/2019 and they are good through date is xx/xx/2019.
No, any prior year delinquent taxes have been found.

According to the payment history as of xx/xx/2019, the borrower is currently delinquent from 3 months and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx with an interest rate of 4.250%. The new UPB is reflected in the amount of xx.	Collections Comments:As per the servicing comment as of xx/xx/2019, the loan is in the collection and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx with an interest rate of 4.250%. The new UPB is reflected in the amount of xx.
The loan was modified on xx/xx/2015.
No foreclosure activity has been found.
The borrower did not file the bankruptcy yet.
As per the damage document located at “xx”, the subject property had damaged for the amount of xx and date of loss is xx/xx/2018. The check has been received on xx/xx/2018 for the amount of xx with the claim# xx. The comment dated xx/xx/2019 stated that the looking for 100% percent inspection. The comment dated xx/xx/2019 stated that the causality of loss lighting (“xx”). However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages. The xxx Report located at “xx” dated xx/xx/2019 does not reflect the any damage on subject property.

The subject property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2015 between xx (Borrower) and xx (Lender). As per the modified terms, the new principal balance is xx. The borrower has promised to pay for the amount of $xxx with an interest rate of 4.2500% beginning on xx/xx/2015. The new maturity date is xx/xx/2043.	Affiliated Business Disclosure Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.463%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$18,300.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.A. in the amount of xx which was recorded on xx/xx/2005.
The chain of assignment has been completed. The last assignment was done From xx  which was recorded on xx/xx/2012.
No active judgments and liens have been found.
1st and 2nd  installment taxes for the year of 2018 have been paid in the total amount of $xxx.94.
No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/2019, the borrower has been delinquent for 30+days, the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx14 which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and PITI is $xxx14.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx14 which was applied for the due date of xx/xx/2019. No foreclosure activity was found in the latest 24 months of collection comments.
 No bankruptcy activity has been found as per xxx. Unable to determine the reason for default in the latest 24 months collection comments.
No details have been found regarding the current property type and the subject property condition in the latest collection comments.
According to the xxx Report located at " xx," the property type is Single Family Detached and the owner-occupied, as per xxx Report the subject property appears to be in average condition. No repairs have been noted.

Update:-
As per the collection comment dated xx/xx/2024, the property is located in FEMA disaster area. CCs do not show damages.
The reason for default is unable to be determined from collection comments.
No evidence of bankruptcy or foreclosure has been found.
No evidence of litigation or contested has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification agreement was signed between the borrowerxx and the lender xx on xx/xx/2015. The UPB is xx. The borrower promises to pay P&I in the amount of $xxx with an interest rate of 4.125%, beginning from xx/xx/2015. The maturity is xx/xx/2055.	Affiliated Business Disclosure Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL Loan Data  0.000% Comparison Data  5.815% Variance -5.815%
This loan failed the TILA APR test.
The annual percentage rate (APR) is 5.815%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* DTI > 60% (Lvl 2)     "As per the application, the borrower's income is $xxx00, the front debt is $xxx75 and the back debt is $xxx00.  The calculated DTI is 64.992%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois . However, the following state disclosures are missing from the loan file.

1.IL Collateral Protection Insurance Notice
2.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form document is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx. The chain of Assignment is complete, as the assignment is currently with xx.
There is an active credit card judgment against the borrower in the amount of xx which was recorded on xx/xx/2009 in favor ofxx.
There is an active xx, Medical or Attorney Lien against the borrower in the amount of $xxxch was recorded on xx/xx/2013 in favor of xx.
1st Installment of Combined tax for the year of 2019 has been paid on xx/xx/2019 in the amount of $xxxd Installment of Combined tax for the year of 2019 is due on xx/xx/2019 in the amount of $xxxd Installment of Combined tax for the year of 2019 is due on xx/xx/2020 in the amount of $xxxh Installment of Combined tax for the year of 2019 is due on xx/xx/2020 in the amount of $xxxt Installment of xx tax for the year of 2019 has been paid on xx/xx/2019 in the amount of $xxxd Installment of xx tax for the year of 2019 has been paid on xx/xx/2019 in the amount of $xxxd Installment of xx tax for the year of 2019 has been paid on xx/xx/2019 in the amount of $xxxh Installment of Combined tax for the year of 2019 is due on xx/xx/2019 in the amount of $xxx	Review of the payment history provided from xx/xx/2015 to xx/xx/2019 reveals that borrower has been delinquent for 5 months. The last payment was received in the amount of $xxx on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 6.750%.	Collections Comments:Following are the doc locator for the collection comments,
xx
The subject loan is in collection comments. Review of the collection comments states that the borrower has been delinquent for 5 months. The last payment was received in the amount of $xxx on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019.  Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 6.750%.
Loan modification agreement was made between the borrower and Lender on xx/xx/2014. The new modified rate is 6.750% and borrower promises to pay P&I in the amount of $xxx which began on xx/xx/2014. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2054. Reason for Modification is Financial Hardship.
There is no information regarding foreclosure proceeding on the subject property.
According to the xxx report, the debtor xx had filed the bankruptcy under the chapter 7 case# xx on xx/xx/2010. Debtor was discharged on xx/xx/2010 and case was terminated on xx/xx/2010.
As per latest xxx Report dated xx/xx/2019, subject property has been occupied by the owner and in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the debtor had xx filed the bankruptcy under the chapter 7 case# xx on xx/xx/2010. Debtor was discharged on xx/xx/2010 and case was terminated on xx/xx/2010.	Loan modification agreement was made between the borrower and Lender on xx/xx/2014. The new modified rate is 6.750% and borrower promises to pay P&I in the amount of $xxx which began on xx/xx/2014. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2054. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "According to the final application the borrower income is $xxx54 and his monthly expenses are $xxx, hence DTI exceed 60%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 states that the subject xx was originated on xx.xx.
The chain of assignment has been completed. As latest assignee is xx.
There is one active junior xx in the favor xx., recorded on xx/xx/2005 for the amount of xx.
There is one IRS lien in the favor of xx, in the amount of xx which was recorded on xx/xx/2019.
2019-2020 xx 1st and 2nd is due on xx/xx/2019 and xx/xx/2020 respectively, in the amount of $xxxe are no prior delinquent taxes found open.	Review of payment history shows that, borrower is current with the loan. The last payment received on xx/xx/2019, the payment applied date was xx/xx/2019 and the loan is next due for xx/xx/2019 payment. The P&I is in the amount of $xxxPITI is in the amount of$xxx. The UPB as per the payment history is in the amount of xx.	Collections Comments: According to the payment history as of xx/xx/2019 shows that borrower is current with the payments. The last payment received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxxPITI is in the amount of$xxx. The UPB as per the payment history is in the amount of xx.
As per comment dated xx/xx/2019 skip trace has been started. However result of skip trace has not been mentioned in the comments.
As per comment dated xx/xx/2018 foreclosure was initiated and file was referred to attorney. As per comment dated xx/xx/2018 the notice of default was been filed. As per comment dated xx/xx/2018 property value was xx and bidding amount was xx. As per comment dated xx/xx/2018 the sale publication was completed. As per comment dated xx/xx/2018 the sale date changed because of reinstatement. Sale date was postponed from xx/xx/2018 to xx/xx/2018. As per comment dated xx/xx/2018 the loan got reinstated, hence sale was cancelled. However details of reinstatement like amount and date etc are not available in the comments.
No bankruptcy recorded found as per xxx and comments.
The reason for default as per comment dated xx/xx/2019 is curtailment of income.  However borrower’s intention is to keep property. Borrower is cooperative and in contact with servicer / lender.
The subject property is owner occupied. As per latest BPO located at “xx” and dated xx/xx/2019, subject property is in average condition with no repairs required.

Update:-
As per the collection comment dated xx/xx/2021, the property is occupied by the borrower.
The reason for default is unable to be determined from collection comments.
No evidence of bankruptcy or foreclosure has been found.
No evidence of litigation or contested has been found.
Foreclosure Comments:As per comment dated xx/xx/2018 foreclosure was initiated and file was referred to attorney. As per comment dated xx/xx/2018 the notice of default was been filed. As per comment dated xx/xx/2018 property value was xx and bidding amount was xx. as per comment dated xx/xx/2018 the sale publication was completed. As per comment dated xx/xx/2018 the sale date changed because of reinstatement. Sale date was postponed from xx/xx/2018 to xx/xx/2018. As per comment dated xx/xx/2018 the loan got reinstated, hence sale was cancelled. However details of reinstatement like amount and date etc are not available in the comments. As per latest payment history the loan is next due for xx/xx/2019.
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between xx (borrower) and xx. (servicer) on xx/xx/2017. As per agreement new principal balance is xx, from which xx is deferred. Therefore interest bearing amount is $xxxew P&I is 977.53 and interest rate is 3.50%. Payments will begin on xx/xx/2017 and new maturity date is xx/xx/2057. This loan has been modified twice before this latest modification on xx/xx/2012 and on xx/xx/2015.	Loan Program Info Disclosure Missing Required State Disclosures	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by all borrower. The State is California."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "GSE (xx public guidelines) Seller Paid Points and Fees Exception Test: Fail.

This loan failed the seller-paid points and fees exception test. This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller paid points and fees into account. This exception does not appear when a dollar amount, including $xxxicitly provided for "Seller-Paid Points and Fees.""
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing in the loan file"
* Missing Required Disclosures (Lvl 2)     "List of Services Providers is missing in the loan file"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at CA State. The following state disclosures are missing from the loan files.

·?Impound Account Disclosure
·?Cosigner Notice
·?Private xx Insurance Disclosure
·?Earthquake Disclosure for condominiums
·?Hazard Insurance Disclosure
·?Insurer Recommendation Disclosure
·?CA Fair Lending Notice
·?Anti-Tying Disclosure
·?Privacy Notice
·?Notice of Right to Copy of Appraisal
·?Application for Credit-Married Persons
·?Fair Debt Collection Notice
·?Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unavailable in the documents provided."
								* Settlement date is different from note date (Lvl 2) "As per Final HUD-1 the settlement date is xx/xx/2005 which is different form Note date xx/xx/2005. The State is California."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00 in favor of xx.

The chain of assignment is not completed as the subject xx is currently assigned to “xx.”

Active junior or senior judgments/liens/mortgages:

1. There is an active junior Civil Judgment available in the updated title report against xx  in the amount of $xxxfavor of  "xx" and it was recorded on xx/xx/2008.

2.There is an active junior Civil Judgment available in the updated title report against xx in the amount of $xxxfavor of  "xx" and it was recorded on xx/xx/2015.

3. There is an active junior Civil Judgment available in the updated title report against xxr in the amount of $xxxfavor of  "xx." and it was recorded on xx/xx/2016.

The 1st installment of City tax for 2018 has been paid off in the amount of $xxxxx/xx/2019 and 2nd installment of $xxxdue on xx/xx/2020.

No prior year delinquent taxes have been found in the updated title report.
Review of updated payment history as of xx/xx/2019, the loan is currently in delinquency for +1 month and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in delinquency for +1 month and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.
No evidences are available in the latest 24 months servicing comments regarding foreclosure proceedings and Bankruptcy filings.
The servicing comment dated xx/xx/2019 states that the reason for default of the loan is borrower's curtailment of income.
The exterior xxx Report is available in the loan file dated xx/xx/2019 (xx) which states that the subject property is in average condition. The property is occupied by owner. No damages have been reported and the "as is" value of the property is xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrower xx and current servicer and agent xx. on xx/xx/2008 with a new principal balance of xx with fixed rate of 5.875%. The borrower promised to pay monthly P&I payment in the amount of $xxx beginning on xx/xx/2008 till the maturity date of xx/xx/2048.	Affiliated Business Disclosure Missing Dicsloures	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Connecticut license validation test (CT HB 5577 Section 39(b)) as First xx lender licenses and secondary xx lender licenses in existence on June 30th, 2008 sxxbe deemed on and after xxxst, 2008, to be a xx lender license.

As of xxx, 2008 the Connecticut First xx Lender License and the Connecticut Second xx Lender License are no longer valid. The Connecticut xx Lender License is available for loans with a closing date before xxxst, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The CE risk indicator is "Moderate" due to following factors:

1. This loan failed the TILA finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Finance Charge Test: FAIL    Charged: xx    Allowed: xx    Variance:-$xxx

2. This loan failed the TILA foreclosure rescission finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxILA Foreclosure Rescission Finance Charge Test: FAIL     Charged: xx    Allowed: xx    Variance:-$xxx

3. This loan failed the Connecticut license validation test (CT HB 5577 Section 39(b)) as First xx lender licenses and secondary xx lender licenses in existence on June 30th, 2008 sxxbe deemed on and after xxxst, 2008, to be a xx lender license.
As of xxx, 2008 the Connecticut First xx Lender License and the Connecticut Second xx Lender License are no longer valid. The Connecticut xx Lender License is available for loans with a closing date before xxxst, 2008."
* ComplianceEase TILA Test Failed (Lvl 2)     "1. This loan failed the TILA finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Finance Charge Test: FAIL    Charged: xx    Allowed: xx    Variance:-$xxx

2. This loan failed the TILA foreclosure rescission finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxILA Foreclosure Rescission Finance Charge Test: FAIL     Charged: xx    Allowed: xx    Variance:-$xxx"
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by all the borrowers."
								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by all the borrowers."		Moderate	Pass	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.xx which was recorded on xx/xx/2005 with Instrument# xx.
The chain of the assignment has been completed. The last assignment is from xx which was recorded on xx/xx/2015.
No active judgments or liens have been found against the borrower/the subject property.
First installment of combined taxes for the year of 2018 has been paid in the amount of $xxx xx/xx/2019 and second installment is due on xx/xx/2019 for the amount of $xxxo prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/2019, the borrower is currently delinquent for 2 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 4.625 % and P&I is $xxx	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 4.625 % and P&I is $xxxing to comment dated xx/xx/2019, the reason for default is excessive obligation. The loan was modified on xx/xx/2014.

According to comment dated xx/xx/2017 located at “xx”, the foreclosure was initiated and file was referred to an attorney on xx/xx/2017. According to document located at “xx”, the foreclosure complaint was filed on xx/xx/2017 with the case#xx. According to comment dated xx/xx/2017, the trial plan was offered to borrower which was due from xx/xx/2017 till xx/xx/2017 for the amount of $xxxing to document located at “xx”, the motion for foreclosure judgment was filed on xx/xx/2018. The judgment was entered on xx/xx/2018. According to document located at “xx”, the sale was scheduled on xx/xx/2018. The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2018. The case was dismissed on xx/xx/2018 for failure to pay filing fee and was terminated on xx/xx/2018. According to document located at “xx”, the foreclosure sale was scheduled on xx/xx/2018. According to comment dated xx/xx/2018, the sale was scheduled on xx/xx/2018 which has been postponed due to loss mitigation. The same comment states that the loan has been reinstated.

According xxx Report dated xx/xx/2019 located at “xx”, the subject property is owner occupied and is in good condition. No comment pertaining damage to the subject property has been observed.

Comments: xx, xx
Foreclosure Comments:According to comment dated xx/xx/2017 located at “xx”, the foreclosure was initiated and file was referred to an attorney on xx/xx/2017. According to document located at “xx”, the foreclosure complaint was filed on xx/xx/2017 with the case#xx. According to comment dated xx/xx/2017, the trial plan was offered to borrower which was due from xx/xx/2017 till xx/xx/2017 for the amount of $xxxing to document located at “xx”, the motion for foreclosure judgment was filed on xx/xx/2018. The judgment was entered on xx/xx/2018. According to document located at “xx”, the sale was scheduled on xx/xx/2018. The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2018. The case was dismissed on xx/xx/2018 for failure to pay filing fee and was terminated on xx/xx/2018. According to document located at “xx”, the foreclosure sale was scheduled on xx/xx/2018. According to comment dated xx/xx/2018, the sale was scheduled on xx/xx/2018 which has been postponed due to loss mitigation. The same comment states that the loan has been reinstated.
Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2018.
The case was dismissed on xx/xx/2018 for failure to pay filing fee and was terminated on xx/xx/2018.	This modification agreement was made between the borrower, "xx" and the lender, "xx, xx." on xx/xx/2014.
According to modified terms, the new principal balance is xx out of which $xxxeferred principal and the interest bearing amount is in the amount of xx.
Borrower promises to pay P&I in the amount of $xxx the modified interest rate of 4.625 % beginning from xx/xx/2014 till the maturity date of xx/xx/2054.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures xx Insurance	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "This is a conventional loan. LTV at the origination was 100%. The tape data reflects MI required and MI coverage as 35.00%. Final HUD-1 reflects monthly MI in the amount of $xxxowever, MI certificate is missing from the loan file."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file. However, values are updated from the initial application dated xx/xx/2005 located at "xx"."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien xx lending under the First Lien xx Lending License and Subordinate Lien xx Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien xx Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xxx, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Indiana license validation test."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Indiana State. The following required state disclosures are missing from the loan file.
1.Hazard Insurance Disclosure
2.Federal Consumer Credit Protection Act Disclosure
3.Insurance Freedom of Choice Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx, with xx. The chain of assignment has been completed. The last assignment is from, xx. No Active liens and judgments have been found. xx taxes of 2018 are paid in the amount of $xxx	According to the payment history as of xx/xx/2019, the borrower is current with the loan. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxxPITI is in the amount of $xxx the interest rate of 4.00%. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The borrower is current with the loan. The borrower is current with the loan. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxxPITI is in the amount of $xxx the interest rate of 4.00%. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is excessive obligations. The subject property has been occupied by the owner.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2014. The plan confirmed on xx/xx/2014. The POC was filed on xx/xx/2014.The POC amount of claim is xx and amount of arrearage is $xxxhedule D of xxx shows that the amount of claim without deducting the value of the collateral is $xxxthe value of the collateral is $xxxever, the unsecured portion is xx. As per chapter 13 plan dated xx/xx/2014 debtor will pay to the trustee the sum of $xxxhly for 60 months. The debtor dismissed on xx/xx/2017 and terminated on xx/xx/2017.	The Loan Modification agreement was made between “xx and lender xx. on xx/xx/2018. The borrower had given promise to pay the UPB of xx. According to the mod the borrower promise to pay the interest rate of 4.000 % with P&I $xxx fixed amortized type and the first payment had begun from xx/xx/2018 and ends with the maturity date of xx/xx/2058.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* Lost Note Affidavit (Lvl 3) "Lost note affidavit dated xx/xx/2015 was found at location "xx_post_close pg#898" showing original note was misplaced, lost or destroyed. Copy of Note is also located in the same file pg#848.""	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Seller Paid Points and Fees Exception Test"
* DTI > 60% (Lvl 2)     "As per 1003 dated xx/xx/2005, the total monthly income is in the amount of $xxx the total monthly expenses is in the amount of $xxxe, DTI  is exceeding 60%."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in KY State. The following state disclosures are missing in the loan files.
Fair Housing Notice
Homeownership Protection Center Disclosures
Notice of Free Choice of Agent or Insurer"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$7,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.00 which was recorded on xx/xx/2006.
The chain of the assignment has been completed. The last assignment is from xx which was recorded on xx/xx/2015.
There are four junior mortgages against the subject property.
First xx was originated on xx.00 which was recorded on xx/xx/2006, second xx was originated on xx.A. for the amount of xx which was recorded on xx/xx/2006, third xx was originated on xx  for the amount of xx which was recorded on xx/xx/2006, and fourth xx was originated on xx.A., xx for the amount of xx which was recorded on xx/xx/2007.

There are multiple municipal liens for the amount of xx. However, property address mentioned in original liens document does not match with the subject property address.

There are multiple civil judgments against the borrower, “xx” for the amount of xx which was recorded on different dates.

There are multiple civil judgments against the borrower, “xx” for the amount of xx which was recorded prior to the subject xx.
There is child support lien against the borrower, “xx” for the amount of $xxx.00 in the favor of xx which was recorded prior to the subject xx.
There is IRS lien against the borrower, “xx” in the favor of IRS for the amount of xx which was recorded on xx/xx/2013.
Property tax status is to follow. No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/2019, the borrower has been making regular payments and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 7.375 % and P&I is $xxx.	Collections Comments:
The loan is currently performing and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 7.375 % and P&I is $xxx.
The borrower, "xx" had filed the bankruptcy under chapter 13 with the case # xx on xx/xx/2012. The plan was confirmed on xx/xx/2012.  According to amended chapter 13 plan dated xx/xx/2012, the debtor sxxpay to the trustee in the amount of $xxxfor 16 months and $xxx for 44 months. The arrearage to be paid is in the amount of $xxx.
According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. Hence, unsecured portion is reflected in the amount of $xxx.
POC was filed by the creditor for the secured claim amount of xx and the amount of arrearage of $xxx on xx/xx/2012. According to final trustee's report dated xx/xx/2017, the arrearage in the amount of $xxx has been paid to creditor, xx. The case was discharged on xx/xx/2017 and was terminated on xx/xx/2017.
According to comment dated xx/xx/2018, the repayment plan was offered to borrower for 6 months for the amount of $xxx which was due from xx/xx/2018. No foreclosure activity has been found in the loan file.
According to comment dated xx/xx/2019, the reinstatement has been completed.

According to xxx Report located at “xx” dated xx/xx/2019, the subject property is owner occupied and is in average condition. No comment pertaining damage to the subject property has been observed.

Comments: xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter 13 with the case # xx on xx/xx/2012. The plan was confirmed on xx/xx/2012.  According to amended chapter 13 plan dated xx/xx/2012, the debtor sxxpay to the trustee in the amount of $xxxfor 16 months and $xxx for 44 months. The arrearage to be paid is in the amount of $xxx.
According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. Hence, unsecured portion is reflected in the amount of $xxx.
POC was filed by the creditor for the secured claim amount of xx and the amount of arrearage of $xxx on xx/xx/2012. According to final trustee's report dated xx/xx/2017, the arrearage in the amount of $xxx has been paid to creditor, xx xx Association. The case was discharged on xx/xx/2017 and was terminated on xx/xx/2017.	Not Applicable	Credit Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is not signed by the borrower."
* Application Not Signed by All Borrowers (Lvl 2)     "Final loan application is not signed by the borrower."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the interest rate test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located. Interest Rate Test:
FAIL Loan Data: 7.375% Comparison Data: 6.750% Variance: +0.625%."
								* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.00 with xx.
The chain of assignment has been completed. Currently, the xx is with xx  which was recorded on xx/xx/2011.
Junior xx originated on xx.00 in favor ofxx.
No active liens and judgments against the borrower/borrower.
xx-winter annual tax for the year of 2018 has been paid in the amount of $xxxxx/xx/2019.
xx-summer annual tax for the year of 2018 has been paid in the amount of $xxxxx/xx/2018.
xx-summer annual tax for the year of 2019 has been paid in the amount of $xxxxx/xx/2019.
According to the review of payment history as of xx/xx/2019, the borrower is current with the payments. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected in the payment history is in the amount of xx.	Collections Comments:The loan is currently in collection. According to the review of payment history as of xx/xx/2019, the borrower is current with the payments. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected in the payment history is in the amount of xx.
This loan modification agreement was made between the borrower xx and the lender xx, xx. on xx/xx/2016.
The reason for default is unavailable.
As per the latest inspection report dated xx/xx/2019 located at “xxf”, the subject property is owner occupied. No damages or repairs have been found.

Foreclosure Comments:The foreclosure was initiated. As per the comment dated xx/xx/2019 of the file located at “xx”, the file was referred to an attorney on xx/xx/2019. Date of complaint filed and judgment entered are unavailable. As per the comment dated xx/xx/2019, the foreclosure sale was scheduled for xx/xx/2019. However, the foreclosure file closed and sale was canceled due to the borrower had reinstated their account.
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2011. The POC was filed on xx/xx/2011, the POC amount is xx and the arrearage amount is $xxx63. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx. There is no comment indicating a cramdown. The case was dismissed on xx/xx/2011 and terminated on xx/xx/2011.	This loan modification agreement was made between the borrower xx and the lender xx . on xx/xx/2016.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 4.00% and new P&I is in the amount of $xxx beginning from xx/xx/2016 till the maturity date xx/xx/2056. The interest-bearing amount is xx. There is no provision for the balloon payment. Previously the loan was modified in the year of 2009 and 2011.
Affiliated Business Disclosure Final Truth in Lending Discl. Missing Required State Disclosures	2: Acceptable with Warnings	* Final TIL Missing or Not Executed (Lvl 2) "Final copy of TIL is available in the loan file, however; page # xx is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Michigan State. The following required state disclosures are missing from the loan file.
1.MI Borrower's Bill of Rights
2.MI Consumer Caution and Homeownership Counseling Notice
3.Choice of Insurance Agent"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.” and borrower “xx” which was recorded on xx/xx/2006 in the amount of xx.
The chain of assignment has been completed as the subject xx is currently with “xx” as a current assignee.

There is one junior xx open on the subject property in favor of “xx.” in the amount of xx which was recorded on xx/xx/2007.

There is one State Tax Lien active against the borrower in the amount of $xxxch was recorded on xx/xx/2015 in favor of "xx".

The annual combined taxes of 2018 have been paid total in the amount of $xxx prior year delinquent taxes have been found.	Review of latest payment history as of xx/xx/2019 shows that the loan is performing. The last payment was received on xx/xx/2019 in the amount of $xxx08 (P&I) with interest rate of 4.625 % for the due date of xx/xx/2019. The next due date is xx/xx/2019. The current UPB reflected in latest payment history is xx.	Collections Comments:The loan is performing. The last payment was received on xx/xx/2019 in the amount of $xxx08 (P&I) with interest rate of 4.625 % for the due date of xx/xx/2019. The next due date is xx/xx/2019. The current UPB reflected in latest payment history is xx. The loan modification agreement was made between “xx” (Borrower) and “xx” (Servicer) on xx/xx/2018. The first modified payment was due for the date xx/xx/2018 and the new maturity date will be xx/xx/2058. The new Modified Unpaid Principal Balance is xx. Borrower promised to pay P&I in the amount of $xxx08 with a modified interest rate of 4.625%.

No comments have been found regarding foreclosure.
The borrower had filed Bankruptcy under the chapter 7 with case #xx on xx/xx/2014. The POC is not filed by the lender. The Reaffirmation Agreement was filed by the debtor on xx/xx/2015 for the subject creditors debt. The debtor was discharged on xx/xx/2015 and the case was terminated on xx/xx/2016.

As per comment dated xx/xx/2018 the subject property had damaged due to the disaster and no insurance claim information have been found. However, no evidence found in the collection comment which state whether the repair has made. As per latest xxx Report dated xx/xx/2019 and located at "xx" no damages were reported. The subject property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed Bankruptcy under the chapter 7 with Case #xx on xx/xx/2014. The POC was not filed by the lender. The Reaffirmation Agreement was filed by the debtor on xx/xx/2015 for the subject creditors debt. The debtor was discharged on xx/xx/2015 and the case was terminated on xx/xx/2016.	The loan modification agreement was made between “xx” (Borrower) and “xx.” (Servicer) on xx/xx/2018. The first modified payment was due for the date xx/xx/2018 and the new maturity date will be xx/xx/2058. The new Modified Unpaid Principal Balance is xx. Borrower promised to pay P&I in the amount of $xxx08 with a modified interest rate of 4.625%.	Affiliated Business Disclosure Missing Required Disclosures Missing Required State Disclosures	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Missing Required Disclosures (Lvl 2) "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in CA State and the following state disclosures are missing from the loan file.
1) Impound Account Disclosure
2) Private xx Insurance Disclosure
3) Hazard Insurance Disclosure
4) Insurer RecommendationDisclosure
5) Anti-Tying Disclosure
6) Privacy Notice
7) Notice of Right to Copy of Appraisal
8) Application for Credit-Married Persons
9) Fair Debt Collection Notice
10) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title Report dated xx/xx/2019 shows the subject xx was originated on xx.
There is one junior xx found open in the amount of xx in the favor of xx as nominee for xx. which was recorded on xx/xx/2006.
According to updated title report, 1st & 2nd installment of combined taxes for the year of 2017, 2018 & 2019 have been paid off in the total amount of $xxx00. No delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than 120 days. The last payment received date is unable to be confirmed from the payment history. According to payment history last payment was received in the amount of $xxx70 which was applied to xx/xx/2019. The next due date is xx/xx/2019. As per payment history, the current UPB is being reflected in the amount of xx.	Collections Comments:As per the review of payment history, the borrower is delinquent 30 days. The last payment was received date unable to be confirmed from the payment history. According to payment history last payment was received in the amount of $xxx70 which was applied to xx/xx/2019. The next due date is xx/xx/2019. As per payment history, the current UPB is being reflected in the amount of xx.
According to servicing comment, foreclosure is not initiated on the loan.
Review of xxx, bankruptcy is not initiated on the loan.
Reason for default is excessive obligations.
Subject property is owner occupied. No information has been found regarding any damage or repair.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification was done on xx/xx/2015 between the xx (Borrower) & xx. (Lender). The amortization type is fixed and new unpaid Principal balance is xx and modification original rate is 4.125 % and Monthly P&I is $xxx. The modification payment start date is xx/xx/2018 and new maturity date is xx/xx/2058.
Affiliated Business Disclosure	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service provider is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx, which was recorded on xx/xx/2006
The chain of assignment has been completed. The current assignment is with xx, which was recorded on xx/xx/2015.
There is a water sewer lien against the subject property in the favor of xx, in the amount of $xxx was recorded on xx/xx/2012.
There is civil Judgment in the favor of xx, which was recorded on xx/xx/2013 in the amount of $xxx is a state tax lien in the favor of xx, which was recorded on xx/xx/2015 in the amount of $xxxSN # is given to validate the lien.
Also, there are three default judgments against the borrowers in the favor of xx, in the total amount of $xxx were recorded on different dates.
The annual combined taxes of 2018 have been paid in the amount of $xxxprior year's delinquent taxes have been found.	The review of payment history as of xx/xx/2019 reveals that the borrower has been delinquent for 1 month and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxch was applied for xx/xx/2019. The current UPB reflected in the payment history is in the amount of xx.	Collections Comments:According to the servicing comments, the loan is in collections.

The review of payment history as of xx/xx/2019 reveals that the borrower has been delinquent for 1 month and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxch was applied for xx/xx/2019. The current UPB reflected in the payment history is in the amount of xx.

Reason for default is curtailment of income.

According to the servicing comment, the subject property is owner-occupied.

The xxx Report dated xx/xx/2019 located at (xxx) shows that the subject property is owner-occupied. It’s “As-Is-Price” is xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xxx had filed the bankruptcy under chapter 13 with the case # xx on xx/xx/2011. The plan was confirmed on xx/xx/2011. The POC was filed on xx/xx/2011 with the secured claim amount of xx and the amount of arrearage was $xxxadline to file POC was xx/xx/2011. The debtor was dismissed on xx/xx/2012 and terminated on xx/xx/2013.
..	The loan modification agreement has been made on xx/xx/2015 between xx and xx . The modification agreement is not signed by the borrower and as per the payment history the payment is as per the unexecuted Modification document.
The new principal balance amount is xx with deferred amount of $xxxthe interest bearing amount is $xxxte of interest is 4.375% and P&I of $xxx payment commencing from xx/xx/2015 to xx/xx/2055.
Affiliated Business Disclosure Credit Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the first lien origination fee test, the broker fees test and the origination fee and broker fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Origination Fee First Lien Test: FAIL, Loan Data: $xxxparison Data: $xxxVariance: +$xxxs loan failed the first lien origination fee test.
The loan charges more than a 1% origination fee.

Broker Fees Test: FAIL, Loan Data: $xxxparison Data: $xxx Variance: +$xxxoan failed the broker fees test due to one or more of the following findings:
The loan has DIDMCA preemption selected, collects fees from the borrower that directly compensate the broker and the sum of all broker fees is greater than 1%; or
The loan does not have DIDMCA preemption selected and collects broker fees in any amount from both the lender and the borrower; or
The loan does not have DIDMCA preemption selected and the sum of all broker fees paid by the borrower exceeds 1%;
or
The loan does not have DIDMCA preemption selected or defaulted and the sum of all broker fees paid by the lender exceeds 1%. For this loan:
The fees collected from the borrower that directly compensate the broker are $xxx fees collected from the lender that directly compensate the broker are $xxx total fees collected from both the borrower and the lender that directly compensate the broker are $xxxnation Fee & Broker Fee Test: FAIL, Loan Data: $xxxn Data: $xxxVariance: +$xxxoan failed the origination fee and broker fee test.
The loan does not have DIDMCA preemption selected and the sum of the origination fee and all broker fees is greater than 1%."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business form is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.00.
The chain of assignment has been completed. Currently, the assignment is from xx which was recorded on xx/xx/2012.
There is one junior child support lien against the borrower xx  in the favor of xx for the amount of $xxxch was recorded on xx/xx/2019.
Annual xx taxes for the year of 2019 have been due in the mount of $xxxch was due on xx/xx/2019 and they are good through date is xx/xx/2019.
Annual Borough taxes for the year of 2019 have been due in the mount of $xxxch was due on xx/xx/2019 and they are good through date is xx/xx/2019.
Annual school taxes for the year of 2019 have been due in the mount of $xxxch was due on xx/xx/2019 and they are good through date is xx/xx/2019.
No, any prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2019, the borrower is currently delinquent from 1 months and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx with an interest rate of 4.50%. The new UPB is reflected in the amount of xx.	Collections Comments:As per the servicing comment as of xx/xx/2019, the loan is in the collection and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx with an interest rate of 4.50%. The new UPB is reflected in the amount of xx.
The loan was modified on xx/xx/2014.
No foreclosure activity has been found.
BK case number xx was filed on xx/xx/2000. The case was discharged on xx/xx/2000 and terminated on xx/xx/2000. BK chapter 7 was filed in Feb and terminated in May. Motion for relief of stay was filed on xx/xx/2000. Hearing was held and ordered on xx/xx/2000. Meeting with creditors was held on xx/xx/2000. The debtor was discharged on xx/xx/2000. Final decree was filed and entered on xx/xx/2000
The subject property is owner occupied. No, any damage and repairs have been found.

Update:-
The reason for default is unable to be determined from collection comments.
No evidence of bankruptcy or foreclosure has been found.
No evidence of litigation or contested has been found.
No evidence of damage or repair has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:BK case number xx-BM was filed on xx/xx/2000. The case was discharged on xx/xx/2000 and terminated on xx/xx/2000. BK chapter 7 was filed in Feb and terminated in May. Motion for relief of stay was filed on xx/xx/2000. Hearing was held and ordered on xx/xx/2000. Meeting with creditors was held on xx/xx/2000. The debtor was discharged on xx/xx/2000. Final decree was filed and entered on xx/xx/2000.	The loan was modified on xx/xx/2014 between the borrower xx and lender “xx ”. As per the modified terms, the new principal balance is xx. The borrower has promised to pay for the amount of $xxx with an interest rate of 4.500% beginning on xx/xx/2015. The new maturity date is xx/xx/2054.

Initial Escrow Acct Disclosure	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
								* Missing Required Disclosures (Lvl 2) "List of service provider document is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.xxhe chain of assignment has been completed. The current assignment is with xx, which was recorded on xx/xx/2014.
There is a junior xx against the subject property in the favor of xx, in the amount of xx which was recorded on xx/xx/2007.
Also, there are two civil judgments against the borrower as follows: First in the favor of xx, in the amount of $xxx was recorded on 12/xx/2011and the other in the favor of xx, in the amount of $xxx was recorded on xx/xx/2018.
The first and second installments xx taxes for the year of 2018-2019 have been paid in the total amount of $xxxrior years delinquent taxes have been found.
As per the review of the payment history dated xx/xx/2019, the borrower has been delinquent for 60+ days and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxch was applied for xx/xx/2019. The current P&I is $xxxPITI is $xxxrrent UPB reflected in the payment history is xx.	Collections Comments:The loan is currently in the collection and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxch was applied for xx/xx/2019. The borrower xx had filed the bankruptcy under Chapter 13 with the case #xx on xx/xx/2009. The motion for relief was filed on xx/xx/2010. The case was dismissed on xx/xx/2010 and terminated on xx/xx/2010. The loan was modified twice since origination. As per the collection comments, the property is owner-occupied. No repairs and damages have been found.
As per the review of collection comments and xxx Report located at “xx”, the subject property is in good condition with no evidence of damage or repairs.

Update :
No issue found in collection comment.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the bankruptcy under Chapter 13 with the case #xx on xx/xx/2009. The motion for relief was filed on xx/xx/2010. The case was dismissed on xx/xx/2010 and terminated on xx/xx/2010.	This step modification agreement was signed between the borrower xx and the lender xx on xx/xx/2017.
The unpaid principal balance is xx with the interest rate 2.00% which steps up in 3 steps ending at 3.875%. The borrower promises to pay the monthly P&I of $xxxinning from xx/xx/2017. The maturity is xx/xx/2057.

The prior modification was done on xx/xx/2012.
Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.

TILA foreclosure rescission finance charge test.

 TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL xx -$xxxs loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxForeclosure Rescission Finance Charge Test: FAIL xx -$xxxs loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxs loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xxhe chain of the assignment has been completed. Currently, the xx is with xx which was recorded on xx/xx/2016.
1) There is a junior xx in the favor of xx  which was recorded on xx/xx/2006 in the amount of xx.
The second installment combined taxes of 2020 are due in the amount $xxxhe due date xx/xx/2019. The first installment combined taxes of 2020 have been paid in the amount of $xxxelinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 1 month and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxthe due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.	Collections Comments:According to servicing comments, the loan is the collection. The review of payment history shows that the borrower has been delinquent for 1 month and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxthe due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.
The loan modification agreement was made on xx/xx/2015 between the borrower xx. The borrower promises to make a monthly payment of $xxxh the interest rate of 4.375% beginning from xx/xx/2015 till maturity date of xx/xx/2055. The deferred balance amount is xx and the interest-bearing amount is xx. The New Principal Balance stated in the modification is xx.
The reason for default as per servicing comment is a reduction of income.
No information pertaining to bankruptcy has been found.
A review of collection comment shows no indication of post-closing foreclosure activity.
The xxx Report dated xx/xx/2019 indicates that the subject xx is owner-occupied. No damage and repairs have been found.

Update:
As per the comment dated xx/xx/2022, the reason for default was illness of the principal borrower.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2015 between the borrower xx and lender xx. The borrower promises to make a monthly payment of $xxxh the interest rate of 4.375% beginning from xx/xx/2015 till maturity date of xx/xx/2055. The deferred balance amount is xx and the interest-bearing amount is xx. The New Principal Balance stated in the modification is xx.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is available in the loan file. However, not signed by the borrower."
* Application Not Signed by All Borrowers (Lvl 2)     "Final application is available in the loan file. However, not signed by the borrower."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Massachusetts state. The following state disclosures are missing from the loan file.
Lead-Based Paint Disclosure
xx Loan Application Disclosure
Carbon Monoxide Alarms
MA Smoke Detector Certificate
Notice of the Specific Reason for Denial of Credit
Demonstration and Documentation of Compliance with Borrowers Interest Requirement"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business from is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows; subject xx was originated on xx. Lender name is xx, an xx. Amount of xx is xx.
Chain of assignment is complete as latest assignee is Fxx.
There are no active liens or judgments found open.
Annual combined taxes for the year 2018 are paid in the amount of $xxxxx/xx/2018. There is no delinquency found regarding prior year taxes.
As per the review of payment history, borrower is not in default. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied to xx/xx/2019. The next due date is xx/xx/2019. As per payment history, the current UPB is being reflected in the amount of xx.
Collections Comments:Currently loan is in active collections.
Borrower is not in default. The next due date is xx/xx/2019.  As per payment history, the current UPB is being reflected in the amount of xx.
No foreclosure activity has been found in latest 24 months comment history.
No bankruptcy activity found as per xxx and loan file.
As per comment dated xx/xx/2018 borrower stated water pipe was broken. The amount of damage is not mentioned in the comments. No information regarding repairs is available in the comments. No insurance claim has been filed. (comment doc loc “xx”)

Document Locators for comments:-
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification was done on xx/xx/2017 between the xx (Borrower) & xx. The amortization type is Fixed and new unpaid Principal balance is xx. As per modification agreement interest bearing amount is xx and modification original rate is 3.875 % and Monthly P&I is $xxx. The modification payment start date is xx/xx/2017 and new maturity date is xx/xx/2057.	Affiliated Business Disclosure	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers is missing in the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form is missing in the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx, with xx.
There is one junior xx which was originated on xx.xx, with xx.
No active judgments or liens found.
Current year taxes are due in the amount of $xxxrior year delinquent taxes have been found.	According to the payment history as of xx/xx/2019, the borrower is current with the loan. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.	Collections Comments:The borrower is current with the loan payment and the loan status is performing. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2019. The P&I is in the amount of $xxxB reflected as per the payment history is in the amount of xx.
No damages or repairs have been found.
As per comments dated xx/xx/2016, the file was referred to an attorney on xx/xx/2016 and the complaint was filed on xx/xx/2016. As per comments dated xx/xx/2016, the judgment was entered on xx/xx/2016. As per comments dated xx/xx/2016, the Fc sale date was xx/xx/2016; however, that was put on hold due to filed bankruptcy on xx/xx/2016.
As per comments dated xx/xx/2018, the property has been occupied by unknown and the as per xxx Report dated xx/xx/2019, the property has been owner occupied.
The reason for default is unemployment and decreased income. The subject property has been occupied by the owner. The borrower's intention is to keep the property.

Update :
As per collection comment dated xx/xx/2022, the bankruptcy is discharged on xx/xx/2021.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx. had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2016. The POC was filed on xx/xx/2017, the POC amount is xx and the arrearage amount is xx. The debtor sxxpay to the trustee total amount of $xxxmonth for a plan term of 60 months. The order confirming chapter 13 plan dated xx/xx/2017 was filed on xx/xx/2017 as per which the debtor sxxpay and last filing date was xx/xx/2019. There is no comment indicating a cram down.	According to the modification, the loan was modified on xx/xx/2010 between the borrower “xx” and xxx xx Association. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 3.25% and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2017. The maturity date as per modification is xx/xx/2057.The interest bearing amount is xx and the amount of deferred balance is xx.There is provision for the balloon payment. This loan was modified
three times, previously loan was modified on xx/xx/2009 and xx/xx/2014	Affiliated Business Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the subject xx was originated on xx.xxor the amount of xx which was recorded on xx/xx/2007.
The chain of xx assignment has been completed. Currently, the last assignment is with xx  which was recorded on xx/xx/2014
No active judgments or liens have been found against the subject property/the borrower.
Combined annual taxes for the yare of 2018 have been paid in the amount of $xxx/xx/2018. No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/2019, the borrower has been making regular payments and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 4.625 % and P&I is $xxx	Collections Comments:The loan is currently performing and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 4.625 % and P&I is $xxxing to comment dated xx/xx/2018, foreclosure sale was scheduled on xx/xx/2018. However, foreclosure was put on hold due to bankruptcy filing.
The debtor, “xx” had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. POC was filed by xx, xx. on xx/xx/2018 for the secured claim amount of xx and an arrearage in the amount of xx. According to chapter 13 plan dated xx/xx/2018, the debtor sxxpay to trustee in the amount of $xxxhly for 1-2, then $xxxhly for 3-60 months. Arrearage to be paid through the plan is in the amount of xx. According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. Later, the bankruptcy was dismissed on xx/xx/2018 and was terminated on xx/xx/2018. The foreclosure hold has been removed. According to comment dated xx/xx/2018, the sale was rescheduled on xx/xx/2018. The foreclosure was put on hold due to loss mitigation. According to comment dated xx/xx/2018, the trial plan was offered to borrower for the amount of $xxxh was due from xx/xx/2018 to xx/xx/2018. The loan was modified on xx/xx/2018. According to comment dated xx/xx/2019, the motion to dismiss the foreclosure suit has been prepared. No further details have been found in the collection comment.
According to xxx Report located at “xx” dated xx/xx/2019, the subject property is owner occupied and is in average condition.

Comments: xx.

Foreclosure Comments:According to comment dated xx/xx/2018, foreclosure sale was scheduled on xx/xx/2018. However, foreclosure was put on hold due to bankruptcy filing. The debtor, “xx” had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. The bankruptcy was dismissed on xx/xx/2018 and was terminated on xx/xx/2018. The foreclosure hold has been removed. According to comment dated xx/xx/2018, the sale was rescheduled on xx/xx/2018. The foreclosure was put on hold due to loss mitigation. According to comment dated xx/xx/2018, the trial plan was offered to borrower for the amount of $xxxh was due from xx/xx/2018 to xx/xx/2018. The loan was modified on xx/xx/2018. According to comment dated xx/xx/2019, the motion to dismiss the foreclosure suit has been prepared. No further details have been found in the collection comment.
Bankruptcy Comments:The debtor, “xx” had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. POC was filed by xx. on xx/xx/2018 for the secured claim amount of xx and an arrearage in the amount of xx. According to chapter 13 plan dated xx/xx/2018, the debtor sxxpay to trustee in the amount of $xxxhly for 1-2, then $xxxhly for 3-60 months. Arrearage to be paid through the plan is in the amount of xx. According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. Later, the bankruptcy was dismissed on xx/xx/2018 and was terminated on xx/xx/2018.	The loan modification agreement was made between xx (Borrower) and xx. (Lender) on xx/xx/2018. According to modified terms, the new principal balance is xx out of which xx is deferred principal balance. Hence, interest bearing amount is reflected as xx. Borrower promises to pay P&I in the amount of $xxx the interest rate of 4.625 % beginning from xx/xx/2019 till the maturity date of xx/xx/2058.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Louisiana state. Below state disclosures are missing from the loan file;
Authorization Fees, Charges and Expenses for Federally Related xx Loans
Anti-Tying Disclosure
Financial Institution Choice of Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2019 the subject xx was originated on xx.xxhe chain of assignment has been completed.
No active judgments or liens have been found.
2019 Combined annual tax have been paid in the amount $xxxrior year delinquent taxes have been found.

The review of payment history shows that the borrower has been delinquent for 1 month and next due date for payment is xx/xx/2019. The last payment was received date is unable to be determined.The current interest rate is 4.250 % and current P&I is $xxxB is reflected in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in Collections and next due date for the payment is xx/xx/2019.
The review of payment history shows that the borrower has been delinquent for 1 months and next due date for payment is xx/xx/2019. The last payment was received date is unable to be determined. The current interest rate is 4.250 % and current P&I is $xxxB is reflected in the latest payment history in the amount of xx.
The reason for default is unable to be determined.
As per the xxx Report dated xx/xx/2019, the subject property is owner occupied. No damages or repairs have been found.

Update :
No issue found in the collection comment.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between (borrower) xx and (Lender) xx ., on xx/xx/2013.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 4.25% and new P&I in the amount of $xxxnning from xx/xx/2013 till the maturity date xx/xx/2053. The interest bearing amount is xx and the amount of deferred balance is xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xxhe chain of the assignment has been completed. Currently, the xx is with xx which was recorded on xx/xx/2014.
1) There is a junior xx in the favor of xx which was recorded on xx/xx/2006 in the amount of xx.
2) There is a civil judgment against the borrower in the favor of xx which was recorded on xx/xx/2016 in the amount of $xxxst and second installment xx taxes of 2018-2019 have been paid in the amount of $xxxelinquent taxes have been found for the prior year.
The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxthe due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.	Collections Comments:According to servicing comments, the current status of the loan is performing. The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxthe due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.

The loan modification agreement was made on xx/xx/2012 between the borrower xx  and lender xx, xxx borrower promises to make a monthly payment of $xxx the interest rate is 4.625% beginning from xx/xx/2012 till maturity date of xx/xx/2052. the new modified principle balance is in the amount of xx and the deferred balance amount is xx. The interest-bearing amount is xx. The new principal balance is in the amount of xx, from which the lender agrees to forgive the principal in the amount of xx. This amount of principal forgiven exceeds 2% of the modified balance.
The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2015 and the plan was not confirmed. The case was dismissed on xx/xx/2015 and terminated on xx/xx/2015. xxx, Schedule-D shows the amount of $xxxan unsecured portion out of the amount of claim xx and the value of the collateral is xx. Did not see any comments reflecting cram down.
A review of the collection comment shows no indication of post-closing foreclosure activity.
As per servicing comments, unable to determine the reason for default.
The xxx Report dated xx/xx/2019 states that the subject property is owner-occupied. No damage and repairs have been found.

Update :
No issue found in the collection comment.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2015 and the plan was not confirmed. The case was dismissed on xx/xx/2015 and terminated on xx/xx/2015. xxx, Schedule-D shows the amount of $xxxan unsecured portion out of the amount of claim xx and the value of the collateral is xx. Did not see any comments reflecting cram down.	The loan modification agreement was made on xx/xx/2012 between the borrower xx and lender xx. borrower promises to make a monthly payment of $xxx the interest rate is 4.625% beginning from xx/xx/2012 till maturity date of xx/xx/2052. the new modified principle balance is in the amount of xx and the deferred balance amount is xx. The interest-bearing amount is xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller paid points and fees into account. This exception does not appear when a dollar amount, including $xxxicitly provided for
"Seller-Paid Points and Fees."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in California state. The following state disclosures are missing from the loan file.
Impound Account Disclosure
Cosigner Notice
Private xx Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business document is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx” and borrower “xx” which was recorded on xx/xx/2007.
Chain of assignment is completed as the subject xx is with “xx” as a current assignee.
No active judgment or lien have been found pending against the borrower.
The annual taxes for 2019 have been paid in the amount of $xxxelinquent taxes have been found for the prior year. The taxes for year 2020 are due in the cumulative amount of $xxx	The Payment History dated xx/xx/2019 reveals that the borrower has been the delinquent from xx/xx/2019 to till date. The delinquency has been done for more than 2 months. The last payment was received in the amount of $xxxx/xx/2019 which was applied for the due date of xx/xx/2019.
The current unpaid principal balance is in the amount of xx.
Borrower is paying as per modification dated xx/xx/2017.	Collections Comments: xx.

The Payment History dated xx/xx/2019 reveals that the borrower has been the delinquent from xx/xx/2019 to till date. The delinquency has been done for more than 2 months. The last payment was received in the amount of $xxxx/xx/2019 which was applied for the due date of xx/xx/2019.
The current unpaid principal balance is in the amount of xx.
Borrower is paying as per modification dated xx/xx/2017.
No comments have been found regarding foreclosure.
Donna Lyn Pappas had filed bankruptcy under chapter-7with the case# xx on xx/xx/2012. Motion to relief was not filed. The debtor was discharged on xx/xx/2013 and the case was terminated on xx/xx/2013.
As per collection comments and the latest exterior BPO dated xx/xx/2019, subject property is occupied by owner and no damage has been found on the subject property. Therefore, no repairs are required.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx had filed bankruptcy under chapter-7with the case# xx on xx/xx/2012. Motion to relief was not filed. The debtor was discharged on xx/xx/2013 and the case was terminated on xx/xx/2013.	The loan modification agreement was made between borrower and lender on xx/xx/2017 with a new principal balance of xx with rate of 4.125%. The borrower promised to pay monthly P&I payment in the amount of $xxxnning on xx/xx/2017 till the maturity date of xx/xx/2057. The deferred balance was xx and the interest bearing amount was xx. Reason for Modification is Financial Hardship.	Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is Moderate due to TILA failed for Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test failed for Foreclosure Rescission Finance Charge Test. As per loan data the Foreclosure Rescission Finance Charge is xx. However comparison data is xx and variance is -$xxx* DTI > 60% (Lvl 2)     "As per 1003, total income of borrower is $xxxtotal monthly expenses are $xxxore DTI exceeds 60%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Massachusetts.
Below required state disclosures are missing from the loan file.
1. Lead-Based Paint Disclosure
2.xx Loan Application Disclosure
3. Carbon Monoxide Alarms
4. MA Smoke Detector Certificate
5. Notice of the Specific Reason for Denial of Credit
								6. Demonstration and Documentation of Compliance with Borrowers Interest Requirement."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx., which was recorded on xx/xx/2007. The chain of Assignment is complete, as the assignment is currently with xx.
No active liens and judgment have been found on updated title report.
1st Installment of combined tax for the year of 2019 has been paid on xx/xx/2019 in the amount of $xxxd Installment of combined tax for the year of 2019 has been paid on xx/xx/2019 in the amount of $xxxt Installment of School tax for the year of 2019 has been paid on xx/xx/2018 in the amount of $xxxd Installment of School tax for the year of 2019 has been paid on xx/xx/2019 in the amount of $xxxnual Village tax of 2019-20 has been paid on xx/xx/2019 in the amount of $xxx	Review of the payment history provided from xx/xx/2015 to xx/xx/2019 reveals that borrower has been delinquent for 3 months. The last payment was received in the amount of $xxx74 on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 3.750%.	Collections Comments:Following are the doc locator of the collection comments.
{xx}

The subject loan is in collection. Review of the collection comments shows that the borrower has been delinquent for 3 months. The last payment was received in the amount of $xxx74 on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019.  Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 3.750%.
Loan modification agreement was made between the borrower and Lender on xx/xx/2019. The new modified rate is 3.750% and borrower promises to pay P&I in the amount of $xxx61 which began on xx/xx/2019. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2059. Reason for Modification is Financial Hardship.
There is no information regarding foreclosure proceeding on the subject property.
xxx did not reflect any bankruptcy filed by the borrower.
As per latest comment dated xx/xx/2019 subject property has been occupied by the owner and in average condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and Lender on xx/xx/2019. The new modified rate is 3.750% and borrower promises to pay P&I in the amount of $xxx61 which began on xx/xx/2019. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2059. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "ComplianceEase Exception Test failed due to Seller-Paid Points and Fees Exception Test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for
"Seller-Paid Points and Fees.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is moderate due to Seller-Paid Points and Fees Exception Test is failed."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required Disclosures (Lvl 2)     "List of Service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.A. for the amount of xx which was recorded on xx/xx/2007 with Instrument# xx.
The chain of assignment has been incomplete. Currently the assignee is with the “xx”.
No active judgments or liens found against the borrower.
First installment xx taxes for the year of 2019 have been paid in the amount of $xxxcond installment xx taxes for the year of 2019 have been due in the amount of $xxxch was due on xx/xx/2020.
No prior year delinquent taxes have been found.

According to latest payment history as of xx/xx/2019, the borrower is currently delinquent for 2 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx.	Collections Comments:As per the servicing comment as of xx/xx/2019, the loan is currently in the collection and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx.
According to comment dated xx/xx/2019, the reason for default is curtailment of income.
The loan was modified on xx/xx/2013.
The borrower did not file bankruptcy.
The foreclosure was initiated on 2010 and the file was referred to an attorney on xx/xx/2010 (“xx”). The xx shows the foreclosure has been dismissed on xx/xx/2013 (xx). No, any further details have been found regarding the foreclosure details.
The subject property is owner occupied. No, any damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated on 2010 and the file was referred to an attorney on xx/xx/2010 (“xx”). The xx shows the foreclosure has been dismissed on xx/xx/2013 (xx). No, any further details have been found regarding the foreclosure details.

Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2013 between the borrower "xx" and lender "xx.”. As per the modified terms, the new principal balance is xx. The borrower has promised to pay in the amount of $xxx with the interest rate of 4.000% beginning on xx/xx/2013, till maturity date of xx/xx/2053.	Missing Dicsloures Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The loan failed the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan failed the prohibited fees test.
Iowa loans may fall into more than one loan category at the same time. A fee is allowed if authorized by one or more statutes that apply. Otherwise fees are prohibited:
If the loan is a Consumer Loan (Iowa Code §537.1301(14)) it may charge an "additional charge". (Iowa Code §537.2501 and §537.2507).
If the loan is a Home Acquisition Loan (Iowa Code §535.8(1)) the lender may collect fees as allowed by statute. (Iowa
Code §535.8(4), Gardin v. Long Beach xx Co. 661 N.W.d2 193)
If the loan is a Home Equity Line of Credit (Iowa Code §535.10(1)) the lender may collect fees as allowed by statute.
(Iowa Code §535.10(3); §535.8(4), and Gardin v. Long Beach xx Co. 661 N.W.d2 193)

Prohibited Fees Test: The loan data is  $xxx and the comparison data is $xxxnd the variance is +$xxx"
* DTI > 60% (Lvl 2)     "As per the final application, the total monthly expenses are xx and total monthly income is $xxxowever, the DTI exceeds 354.414%."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required Disclosures (Lvl 2)     "List of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Iowa State. The following required state disclosures are missing from the loan file.
1.Credit Agreement Disclosure
2.Cosigner Notice
3.Notice to Consumer
4.Compliance with Truth in Lending Act
5.Choice of Insurer Disclosure"
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2019 the subject xx was originated on xx.xxhe chain of assignment has been completed. The current assignment is with xx recorded on xx/xx/2016.

No active judgments or liens have been found.
2018-2019 County1st installment tax has been paid in the amount $xxx-2019 xx 2nd installment tax has been paid in the amount $xxxrior year delinquent taxes have been found.	The review of payment history shows that the borrower has been delinquent for 1 month and next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for xx/xx/2019. The UPB is reflected in the latest payment history in the amount of xx.	Collections Comments:The loan is in Collections. The review of payment history shows that the borrower has been delinquent for 1month and next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for xx/xx/2019. The UPB is reflected in the latest payment history in the amount of xx.
The reason for default is unable to be determined. As per the xxx Report dated xx/xx/2019, the subject property is owner occupied. No damages or repairs have been found.

Update :
No issue found in the collection comment.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed for bankruptcy under chapter-7 with the case#xx on xx/xx/2018.The case was discharged on xx/xx/2018 and terminated on xx/xx/2018.	This loan modification agreement was made between (borrower) xx and (Lender) xx, on xx/xx/2018.The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 4.000% and new P&I in the amount of $xxxnning from xx/xx/2018 till the maturity date xx/xx/2058. The amount of interest bearing isxx and the amount of deferred balance is xx.There is no provision for the balloon payment.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx loan failed the TILA finance charge test
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxoreclosure Rescission Finance Charge Test: Loan Data xx Comparison Data xx Variance -$xxx loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxxmplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx loan failed the TILA finance charge test
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxoreclosure Rescission Finance Charge Test: Loan Data xx Comparison Data xx Variance -$xxx loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxxitial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in California state.The following state disclosures are missing from the loan file.
1.Impound Account Disclosure
2.Cosigner Notice
3.Private xx Insurance Disclosure
4.Earthquake Disclosure forCondominiums
5.Hazard Insurance Disclosure
6.Insurer RecommendationDisclosure
7.CA Fair Lending Notice
8.Anti-Tying Disclosure
9.Privacy Notice
10.Notice of Right to Copy of Appraisal
11.Application for Credit-Married Persons
12.Fair Debt Collection Notice
13.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "As per note date is xx/xx/2007 and HUD-1 settlement date is xx/xx/2007 and ROR transaction date is xx/xx/2007."
								* Settlement date is different from note date (Lvl 2) "As per note date is 10/xx//2007 and HUD-1 settlement date is xx/xx/2007. However, the settlement date is different from note date."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx, with xx.
No assignment has been found. The current assignment is with xx as nominee for xx.
No active judgments and liens have been found.
2018 combined taxes have been paid in the amount of $xxx019 combined taxes are due in the amount of $xxx2018 combined taxes have been paid in the amount of $xxx combined taxes are due in the amount of $xxxrior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/2018, the borrower is currently delinquent for 1 month and the next due date for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxch was applied for the due date of xx/xx/2019. The UPB reflected in the latest payment history is in the amount of xx.

Collections Comments:According to the review of the servicing comments. The loan is currently in the collection and the next due for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019, in the amount of $xxxh was applied for xx/xx/2019. The UPB reflected in the payment history is in the amount of xx.
The reason for the default of the borrower was a curtailment of income.
No loss mitigation activity has been initiated.
No foreclosure activity has been found.
As per the comment dated xx/xx/2019, the servicer had informed the borrower that she had opened an insurance claim for some damages to her roof but since it was still wet because of the rain. She would give it around 2 weeks and she would call back for the status on that claim. The comment dated xx/xx/2019 reveals that the claim file has attached with the claim check and adjust for the Nat Gen Claim# xx which was lost on xx/xx/2018. The fund in the amount of $xxxady disbursed and the claim was closed. As per the xxx Report dated xx/xx/2019 located at “xx”, the subject property has been occupied by the owner. No pertaining damage to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower “xx” had filed for bankruptcy under Chapter-7 with the case#xx on xx/xx/2011. The Schedule-D in xxx shows xx as unsecured portion out of claim amount xx. No comment has been found indicating a cram-down. The motion for relief from automatic stay and abandonment had filed on xx/xx/2011 and it was granted on xx/xx/2011; however, the case was discharged on xx/xx/2011 and fully terminated on xx/xx/2011.	The modification agreement was made between Lender xx. and Borrower xx , xx on xx/xx/2013. As per the modified term the new principal balance xx. The borrower promises to pay $xxxhly with a modified interest rate of 4.000% beginning from xx/xx/2013 with a maturity date of xx/xx/2053. The lender had deferred the principal in the amount of $xxx the interest bearing amount is xx.	Missing Required State Disclosures xx Insurance	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "This is conventional Fixed loan with the LTV 100.00% and also the tape data shows MI coverage 35.00%; however, the MI certificate is missing from the loan file."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the seller-paid points and fees exception test.
TN Seller-Paid Points and Fees Exception Test: FAIL"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed GSE (xx public guidelines) Seller Paid Points and Fees Exception Test..
This loan failed GSE (Freddie Mac public guidelines) Seller Paid Points and Fees Exception Test.
This loan failed the seller-paid points and fees exception test."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in the state of xxe state. The following required State Disclosure is missing in the loan file.
1.Placement of Insurance Disclosure
2.Availability of Title Insurance
3.TN Consent to Disclosure of Insurance Information
4.Choice of Agent/insurer
								5.Insurance Solicitation/Post Commitment"		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the pro-title dated xx/xx/2019 reflects that the subject xx was originated on xx.
The chain of the assignment has been completed.

There are 9 civil judgments active in the favor of different plaintiff’s in the total amount of $xxx.45 recorded on different dates.

There is a state tax lien active in the favor of xx  in the amount of $xxxorded on xx/xx/2014.

No prior years delinquent taxes have been found.	According to the payment history as of xx/xx/2019, the borrower is current with the loan. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The borrower is current with the loan. The borrower is current with the loan. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is death of borrower. The subject property has been occupied by the owner. No comments have been found for damages or repairs.

Update :
As per collection comment dated xx/xx/2024, the bankruptcy chapter 13 was dismissed xx/xx/2022.
As per collection comment dated xx/xx/2022, the modification agreement made on xx/xx/2022 with first payment date of xx/xx/2022.
As per collection comment dated xx/xx/2021, borrower was deceased.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in SC State. The following state disclosures are missing in the loan files.
Agent Preference Disclosure
Casualty Insurance Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.00.
The chain of assignment has been completed. Currently, the assignment is from xx., xx , Its Successors and Assigns.
There is one senior xx against the subject property in the favor of xx for the amount of xx which was recorded on xx/xx/2007.
No active judgments or liens found.
First combined installment taxes for the year of 2020 have been paid in the amount of $xxxcond combined installment taxes for the year of 2020 have been due in the amount of $xxxch was due on xx/xx/2020.
No, any prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2019, the borrower is currently making the payments and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx with an interest rate of 4.00%. The new UPB is reflected in the amount of xx.	Collections Comments:As per the servicing comment as of xx/xx/2019, the loan is current and next due next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx with an interest rate of 4.00%. The new UPB is reflected in the amount of xx.
The loan was modified on xx/xx/2013.
The borrower did not filed bankruptcy yet.
The foreclosure activity has not been found.
The subject property is owner occupied. No, any damage and repairs have been found.
Collection:
xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2013 between the borrower xx and lender " xx.". As per the modified terms, the new principal balance is xx. The borrower has promised to pay for the amount of $xxx with an interest rate of 4.00% beginning on xx/xx/2013 till maturity date of xx/xx/2053.	Affiliated Business Disclosure Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 7.031%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maine State. The following required state disclosures are missing from the loan file.
1.Notice to Cosigner
2.Title Attorney Disclosure
3.Choice of Insurance Notice
4.Withholding Tax Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per updated title report dated xx/xx/2019 the subject xx was originated on xx.
The chain of assignment has been completed.
There is an active junior xx recorded on xx/xx/2007 in the amount of xx in the favor of xx. However, there is a rexx for notice of foreclosure dated xx/xx/2007 which was recorded on xx/xx/2007.
There is a credit card judgment against the borrower xx in the favor of xx in the amount of $xxx active judgments or liens have been found.
2019 xx 2nd installment taxes have been  paid in the amount $xxx19 xx 1st installment taxes have been  paid in the amount $xxx prior year delinquent taxes have been found.
The review of payment history shows that the borrower has been delinquent for 3 months and next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx09 which was applied for xx/xx/2019. The UPB is reflected in the latest payment history in the amount of xx. The current P&i is $xxx and the PITI is $xxx09.	Collections Comments:The review of the collection comment shows that the loan is in Collections and next due date for the payment is xx/xx/2018.
The review of payment history shows that the borrower has been delinquent for 3 months and next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2019. The UPB is reflected in the latest payment history in the amount of xx.
The reason for default is unable to be determined.
As per comments dated xx/xx/2017, the house has mold and hazard insurance claim has been filed; however, there are no comments reporting regarding the estimated repairs and the current repair status is unable to be determined. As per the xxx Report dated xx/xx/2019, the subject property is owner occupied. No damages or repairs have been found.

Foreclosure Comments:The foreclosure was initiated in 2013.The foreclosure referral date is unable to be determined.The notice of lis pendens was filed on xx/xx/2013.However, the foreclosure was put on hold due loss mitigation.
Bankruptcy Comments:The borrower had filed for bankruptcy under chapter-7 with the case#xx on xx/xx/2011. However, the case was discharged on xx/xx/2011 and terminated on xx/xx/2012.	This loan modification agreement was made between (borrower) xx and xx and (Lender) xx, on xx/xx/2016.The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 4.00% and new P&I in the amount of $xxxbeginning from xx/xx/2016 till the maturity date xx/xx/2056. There is no provision for the balloon payment.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Acct Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Minnesota state.The following state disclosures are missing from the loan file.
1.MN Notice of Right to Discontinue Escrow
2.Interest Rate or Discount Point Agreement
3.Conditional Qualification/Approval Disclosure
4.Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated 9/xx/2019states that the subject xx was originated on xx.
The chain of the assignment has been completed currently.
No outstanding liens/judgments against borrower/property.
xx taxes have been paid in the amount of $xxx taxes have been due in the amount of $xxxNo delinquent taxes have been located for the prior year.
Review of the payment history provided from xx/xx/2015 to xx/xx/2019 reveals that borrower has been the delinquent for 30 days. The last payment was received in the amount of $xxx on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 3.500%. Borrower is currently 1 month behind his scheduled payments.	Collections Comments:Collection comments ("xx"),
("xx"),
("xx").
Borrower wants to keep the property. Therefore, he is looking for an affordable plan like modification or forbearance to keep the property as well to make the loan current.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
The reason for default is as follows:
The Borrower is unemployed.
There is no source of income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the xxx report, the borrower xx had filed bankruptcy under Chapter-7 Case#xx on xx/xx/2002.
The debtor was discharged on xx/xx/2012 and the case was terminated on xx/xx/2013.
xxx filed on xx/xx/2012 does not show any unsecured portion.
Motion for relief from automatic stay was filed on xx/xx/2012.
Loan modification agreement was made on xx/xx/2017. The new modified rate is 3.500% and borrower promises to pay P&I in the amount of $xxx beginning xx/xx/2017. The new principal balance is xx. The maturity date is xx/xx/2057.	Affiliated Business Disclosure Missing Required Disclosures Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following required state disclosures are missing in the loan file.
xx Loan Servicing Disclosure
Choice of Insurance Notice
PurxxxMoney Residential xx Loan Closing Valuation Disclosure
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "as per HUD1, the settlement date is xx/xx/2007 and the note date is xx/xx/2007, which is different from each other."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx which was recorded on 12/xx/207. The chain of the assignment has been completed. Currently, the xx is with xx which was recorded on xx/xx/2011. 1) There is a junior xx in the favor of xx which was recorded on xx/xx/2015 in the amount of xx. The xx annual taxes for the year of 2018 have been paid in the amount of $xxxelinquent taxes have been found for the prior year.	The review of payment history shows that the borrower has been delinquent for 2 months and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxthe due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.	Collections Comments:According to servicing comments, the loan is in the collection. The review of payment history shows that the borrower has been delinquent for 2 months and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxthe due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.
The loan modification agreement was made between xx (Borrower) and xx (Lender) on xx/xx/2015. The borrower promises to make a monthly payment of $xxx the interest rate of 4.000% beginning from xx/xx/2015 till maturity date of xx/xx/2055. The deferred balance amount is xx and the interest-bearing amount is xx. The New Principal Balance stated in the modification is xx.
A review of collection comment shows no indication of post-closing foreclosure activity.
No information pertaining to bankruptcy has been found.
The reason for default as per servicing comment is a reduction  of income.
The comment dated xx/xx/2018 ( Doc: xx) states that the subject property had water damaged on xx/xx/2018. An insurance claim ( #xx ) was filed with xx Insurance Company. The claim amount of $xxxmment dated xx/xx/2019 indicates that the draw check ( #xx ) send to the borrower in the amount of $xxxmment dated xx/xx/2018 shows that the insurance claim was closed. The latest xxx Report dated xx/xx/2019 ( Doc: xx ) does not reflect any damage and repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between xx (Borrower) andxx (Lender) on xx/xx/2015. The borrower promises to make a monthly payment of $xxx the interest rate of 4.000% beginning from xx/xx/2015 till maturity date of xx/xx/2055. The deferred balance amount is xx and the interest-bearing amount is xx. The New Principal Balance stated in the modification is xx.	Initial Escrow Acct Disclosure Missing Required Disclosures Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL xx -$xxxfinance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxoan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL xx -$xxxfinance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxxnitial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosures is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida state. The following state disclosures are missing from the loan file.
Anti-Coercion Notice
Title Insurance Disclosure
Radon Gas Disclosure
Insurance Sales Disclosure"
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$654.76	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.
The chain of assignment is complete.
There are no active judgments and liens.
Annual xx taxes for the year of 2018 have been paid in the amount of $xxxdelinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2015 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxx86 which was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:According to the collection comments as of xx/xx/2019, borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxx86 which was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.
According to the xxx report, the debtor xx had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2016 and the plan was confirmed on xx/xx/2016. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $xxxfor 60 months. The POC was filed on xx/xx/2016.  The POC amount is xx and total arrearage amount is xx.
No evidence of borrower dispute. The reason for default is illness - family. There is no evidence of current foreclosure activity and current or prior bankruptcy. There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.

Update :
No issue found in the collection comment.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the debtor xx had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2016 and the plan was confirmed on xx/xx/2016. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $xxxfor 60 months. The POC was filed on xx/xx/2016. The POC amount is xx and total arrearage amount is xx.	Loan Modification agreement was made between borrower and lender on effective date of xx/xx/2018.
The borrower had given promise to pay the UPB of xx with interest rate of 4.000 % with P&I of $xxx91 with fixed amortized type and it was beginning from first payment date on xx/xx/2018 and ends with the maturity date of xx/xx/2058.
Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is "Moderate" due to TILA finance charge test & TILA foreclosure rescission finance charge test failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for:-
1. TILA Finance Charge Test:
The loan data is xx, Comparison data is xx and the Variance is -$xxx.

2. TILA Foreclosure Rescission Finance Charge Test:
The loan data is xx, Comparison data is xx and the Variance is -$xxx."
* DTI > 60% (Lvl 2)     "DTI is exceed greater than 60%."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the subject xx is active on the title.
The chain of assignment is complete as the current assignment is with xx.
No active judgments or liens were found.

Property Tax Status:
The property taxes(School) for the year of 2019/20 are due on xx/xx/2019 in the amount of $xxx
According to payment history as of xx/xx/2019, the borrower is 4 months delinquent and is next due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied to the due date of xx/xx/2019. The current UPB is in the amount of xx and interest rate is 5.875%.	Collections Comments:According to collection comments, the loan is active in loss mitigation. The trial period plan has been approved for the borrower. As per collection comment dated xx/xx/2019, the borrower made the first trial payment.
The recent foreclosure action was closed on xx/xx/2017 due to loan reinstatement.
According to xxx Report dated xx/xx/2019, the property is owner occupied and is in average condition. No damage or repair was noted.
Foreclosure Comments:According to collection comment dated xx/xx/2017, the loan file was referred to an attorney for foreclosure.  The foreclosure complaint was filed on xx/xx/2017.  However, the foreclosure action was closed on xx/xx/2017 as the loan was reinstated by the borrower.
		Bankruptcy Comments:According to xxx records, the borrower had filed the bankruptcy under chapter 7, case#xx on xx/xx/2012. The debtor was discharged on xx/xx/2012 and the case was terminated xx/xx/2013.	Not Applicable	Affiliated Business Disclosure	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure document is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to Updated title report dated xx/xx/2019, the subject xx was originated on xx. in the amount of xx which was recorded on xx/xx/2008.
The chain of assignment has not been provided with the Updated title report. Currently, the xx is with original lenderxx.
There is one junior xx against the property in the favor of xx  in the amount of xx which was recorded on xx/xx/2015.
Second installment town taxes of 2018 have been due in the amount of $xxxch will due for xx/xx/2020.
First installment town taxes of 2018 have been paid in the amount of $xxx	As per the review of payment history as of xx/xx/2019, the borrower is currently delinquent for 2 months and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2019. The current P&I is $xxx and PITI is $xxx. The UPB reflected in the payment history is in the amount of xx.	Collections Comments:The loan is currently in the collection and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2019. The UPB reflected in the payment history is in the amount of xx.
The reason for default is unable to be determined.
The loan has been modified, the modification agreement was made between Borrowerxx. on xx/xx/2013.
The foreclosure and bankruptcy details have not been found in collection comments.
As per Exterior xxx Report dated xx/xx/2019, the subject property is owner-occupied and average in condition.
No comments were indicating damages and repairs to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between Borrower xx and Servicer xx. on xx/xx/2013.The reason for modification is financial hardship. As per the modified terms, new principal balance is xx. Borrower promises to pay $xxx monthly with a modified interest rate 6.375% beginning from 12/xx/ 2013 with a maturity date xx/xx/2053. The interest bearing amount is xx. There is no deferred balance and principal forgiven amount.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of Service Provider is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Connecticut State. The following required state disclosures are missing from the loan file.
1.Appraisal Disclosure
2.2nd Liens = provide CT disclosure and comply with terms xx Insurance Disclosure
3.Interest Rate Disclosure
4.Lock-In Agreement Disclosure
5.Payoff Statement Disclosure
6.Legal RepresentationDisclosure
7.Non-Prime HUD ContactDisclosure
8.Non-Prime Notice of LoanTerms Disclosure
9.Interim Financing Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019, shows that the subject xx was originated on xx. A. which was recorded on xx/xx/2013.
The chain of the assignment has not been completed. The latest assignment is with xx which was recorded on xx/xx/2019. However, it should be with xx.
No active judgments or liens have been found.
1st installment of combined jurisdiction tax of 2019 has been paid in the amount of $xxxxx/xx/2019.
No prior year delinquent taxes have been found.	According to the review of payment history as of xx/xx/2019, the borrower has been delinquent for 2 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected in the amount of xx.
Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for 2 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected in the amount of xx.
The loan has never been modified since origination.
No comments have been found regarding the foreclosure proceedings on the subject property in the latest servicing comments.
Recent servicing comments do not reflect any damage pertaining to the subject property. As per the latest xxx Report dated xx/xx/2019, the subject property has been occupied by the owner and it is in good condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case # xx on xx/xx/2019. As per the chapter 13 plan, the debtor sxxpay to the trustee the sum of $xxx00 per month for 36 months. The POC was filed on xx/xx/2019 with the claim amount of xx and arrearage is in the amount of $xxx. The date of the last filing is xx/xx/2019.	Not Applicable	Missing Required State Disclosures xx Insurance Notice of Servicing Transfer	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "MI certificate is missing from the loan file."	* DTI > 60% (Lvl 2) "As per application, the total monthly income of the borrower is $xxx33 and the total monthly expenses of the borrower is 2,381.91. Hence, DTI shows greater than 60%."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per the appraisal report, the appraised value is xx and the loan amount is xx."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosure is missing from the loan file.
1. Choice of Insurance Agent."
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx in favor of xx.

There is a civil judgment active against the borrower in the amount of $xxx was recorded on xx/xx/2014 in favor of xx.

The chain of assignment of title report shows that the assignor is xx, by xx., its attorney-in-fact and current assignee shows xx.
The 1st, 2nd and 3rd installments of combined taxes have been paid for the year of 2019 in the combined amount of $xxxded on different dates.
1st installment of combined taxes for the year of 2020 is due in the amount of $xxx/xx/2019
2nd installment of combined taxes for the year of 2020 is due in the amount of $xxx/xx/2019
4th installment of combined taxes for the year of 2020 is due in the amount of $xxx/xx/2019.
The review of payment history as of dated xx/xx/2019 shows that borrower is 2 months delinquent. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2019 in the amount of $xxx the interest rate of 3.750% which was applied for the due date of xx/xx/2019. The current unpaid principal balance is in the amount of xx.	Collections Comments:As per servicing collection comments the loan is in collections. The review of payment history as of dated xx/xx/2019 shows that borrower is 2 months delinquent. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2019 in the amount of $xxx the interest rate of 3.750% which was applied for the due date of xx/xx/2019. The current unpaid principal balance is in the amount of xx.

The loan modification agreement was made between xx (borrowers) and xx. (servicer) on xx/xx/2016. As per agreement the new principal balance is in the amount of xx. The amount of xx has been deferred from new principal balance. The total interest bearing principal is in the amount of xx. The borrower had promised to pay P&I in the amount of $xxx the interest rate of 3.750% which was begun on xx/xx/2016. The maturity date of agreement is xx/xx/2056.
The foreclosure was initiated against subject property. As per document located at "xx" the complaint  was filed on xx/xx/2014. But this foreclosure was suspended due to loan modification.
No property damage has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments: xx. (Debtor) and xx. (Joint Debtor) had filed Bankruptcy under chapter-7 on xx/xx/2010 with the case#xx. The POC was not filed. The borrowers were discharged on xx/xx/2010 and bankruptcy was terminated on xx/xx/2010.	The loan modification agreement was made between xx (borrowers) and xx. (servicer) on xx/xx/2016. As per agreement the new principal balance is in the amount of xx. The amount of xx has been deferred from new principal balance. The total interest bearing principal is in the amount of xx. The borrower had promised to pay P&I in the amount of $xxx the interest rate of 3.750% which was begun on xx/xx/2016. The maturity date of agreement is xx/xx/2056.	Initial Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is "Moderate".
This loan failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test.
Prohibited Fees Test: Fail
Loan Data:$xxxparison Data:$xxxriance: +$xxxomplianceEase State Regulations Test Failed (Lvl 2)     "Compliance Ease State Regulations test failed.
This loan failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test.
Prohibited Fees Test: Fail
Loan Data:$xxxparison Data:$xxxriance: +$xxxnitial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in “New Jersey” State. The Following state disclosures are  missing in the loan file.
1)NJ Attorney Disclosure
2)Unacceptability of Insurance Notice
3)Attorney Disclosure II
4)Tax Bill Information
5)Private Well Testing
6)Choice of Insurer Disclosure
7)Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated onxx, (borrower) and (lender)xx, which was recorded on xx/xx/2006. The chain of Assignment is complete, as the assignment is currently with xx, Its Successors or Assigns.
There is an active junior xx in the amount of xx which was recorded on xx/xx/2007 under instrument #xx.
There is an active civil judgment against the borrower in the amount of $xxxvor of xx. which was recorded on xx/xx/2008.
There is an active Credit Card Judgment against the borrower in the amount of $xxxvor of xx, which was recorded on xx/xx/2019.
There are three active xx, Medical or Attorney Liens against the borrower in the total amount of $xxx was recorded on multiple dates and in favor of multiple plaintiffs.
Annual xx tax of 2018 has been paid on xx/xx/2019 in the amount of $xxx	Review of the payment history provided from xx/xx/2015 to xx/xx/2019 reveals that borrower has been performing. The last payment was received in the amount of $xxxx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 4.625%.	Collections Comments:Following are the doc locator for the collection comments.
xx.
The subject loan is in performing. Review of the collection comments states that the borrower has been performing. The last payment was received in the amount of $xxxx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019.  Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 4.625%.
Loan modification agreement was made between the borrower and Lender on xx/xx/2014. The new modified rate is 4.625% and borrower promises to pay P&I in the amount of $xxxh began on xx/xx/2054. The new principal balance is xx. Lender has agreed to defer the amount of xx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx/xx/2054. Reason for Modification is Financial Hardship.
There is no information regarding foreclosure proceeding on the subject property.
xxx did not reflect any bankruptcy filed by the borrower.
As per latest xxx Report dated xx/xx/2019, subject property has been occupied by the owner and in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and Lender on xx/xx/2014. The new modified rate is 4.625% and borrower promises to pay P&I in the amount of $xxxh began on xx/xx/2054. The new principal balance is xx. Lender has agreed to defer the amount of xx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx/xx/2054. Reason for Modification is Financial Hardship.	Loan Program Info Disclosure Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is Moderate due to Grace Period Test and Late Fees Test are failed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase State Regulation Test failed due to following reason;
Grace Period Test shows Loan Data 10Days, Comparison Data 15Days and Variance -5Days.
The loan has a grace period that does not conform to the requirements for the lender's license type in the state where the property is located.
Late Fees Test shows Loan Data 6.000%, Comparison data 5.000% and Variance +1.000%
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination of the loan is missing from the loan file."
								* Missing Required Disclosures (Lvl 2) "List of Service Provider disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.00 which was recorded on xx/xx/2006 with Instrument# xx.
The chain of assignment has been completed. Currently, the assignment is with the “xx”.
There is a Certificate of Sale for unpaid water/sewer liens against the subject property in the amount of Collector of taxes: xx  for the total amount of $xxxch was recorded on xx/xx/2012. However, the tax collector record shows the lien as “Closed”.  However, the supporting document is not available in the updated title report regarding the satisfaction of sale details.
There is one IRS lien against the borrower in the favor of xx  for the amount of xx which was recorded on xx/xx/2019.
There is one senior Child support lien against the borrower xx and xx in the favor of xx for the amount of $xxxch was recorded on04/xx/2001.
Combined  taxes of the year of 2019 have been paid in the amount of first is $xxxcond is $xxxird is $xxx due in the amount of fourth is $xxx prior year delinquent taxes have been found.

According to the payment history as of xx/xx/2019, the borrower is currently making the regular payments and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx with an interest rate of 4.125%. The new UPB is reflected in the amount of xx.

Collections Comments:As per the servicing comment as of xx/xx/2019, the loan is in the collection and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx with an interest rate of 4.125%. The new UPB is reflected in the amount of xx.
The loan was modified on xx/xx/2016.
No foreclosure activity has been found.
The borrower did not file the bankruptcy yet.
The loan was modified on xx/xx/2018.
The subject property is owner occupied. No, any damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2018. As per the modified terms, the new principal balance is xx. The borrower has promised to pay for the amount of $xxx with an interest rate of 4.12500% beginning on xx/xx/2015. The new maturity date is xx/xx/2055.	Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
1.NJ Application Disclosure
2.Delivery Fee Authorization
3.NJ Attorney Disclosure
4.Unacceptability of Insurance Notice
5.Attorney Disclosure II
6.Tax Bill Information
7.Private Well Testing
8.Lock-In Agreement
9.Commitment Disclosures
10.Choice of Insurer Disclosure
11.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* ROR not hand dated by borrower(s) (Lvl 2) "The ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.A. The chain of assignment has been completed as currently the assignment is with “xx”.
Active judgments and liens;
No active judgments or liens found on the updated title report.
1) 2019 Borough Annual taxes have been paid in the amount of $xxxxx/xx/2019.
2) 2019 Other Annual taxes have been paid in the amount of $xxxon xx/xx/2019.
3) 2019 xx Annual taxes have been paid in the amount of $xxx036/xx/2019.
4) 2019/2020 School Annual taxes have been paid in the amount of $xxxxx/xx/2019. No prior years delinquent taxes found.
According to the latest payment history as of xx/xx/2019 reveals the borrower is making regular payments, the last payment was received on xx/xx/2019 in the amount of $xxx which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx.	Collections Comments:As per review loan is performing. Subject property is Owner occupied and no damages have been reflected in the available 24 months collection comments.
Debtor xx had filed bankruptcy under chapter-13 with the case# xx on and the plan was confirmed on xx/xx/2016. POC was filed byxx on xx/xx/2016 states; the secured claim amount xx and an arrearage in the amount of $xxx94. xxx filed on xx/xx/2016. According to chapter 13 plan the debtor sxxpay to the U.S. Trustee total amount of $xxx00 per month for a plan term of 60 months.
1) 2019 Borough Annual taxes have been paid in the amount of $xxx on xx/xx/2019.
2) 2019 Other Annual taxes have been paid in the amount of $xxxon xx/xx/2019.
3) 2019 xx Annual taxes have been paid in the amount of $xxx on 036/xx/2019.
4) 2019/2020 School Annual taxes have been paid in the amount of $xxx on xx/xx/2019. No prior years delinquent taxes found.

Update:
No additional information found in recent collection comments.

Update -
No additional information found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2016 and the plan was confirmed on xx/xx/2016. POC was filed by xx on xx/xx/2016 states; the secured claim amount xx and an arrearage in the amount of $xxx94. According to chapter 13 plan the debtor sxxpay to the U.S. Trustee total amount of $xxx00 per month for a plan term of 60 months.	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is available but it not signed by the Borrower. Available information has been filled by application which was located on (xx)"
* Application Not Signed by All Borrowers (Lvl 2)     "Application is not signed by the Borrower."
* DTI > 60% (Lvl 2)     "Borrower's monthly income is xx and monthly expenses are 1,097.00 hence the DTI is greater than 60%."
* Final TIL Date after actual transaction date (Lvl 2)     "Final TIL date xx/xx/2006 is after actual transaction date of xx/xx/2006."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider is missing from loan file."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the Borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not signed by the Borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.xxhe chain of assignment is complete. The latest assignment of xx is with xx  and it was recorded on xx/xx/2016.
Active judgments or liens have been found pending are as follows:
1) There is a federal tax lien against the borrower (xx) in favor of xx in the amount of xx and it was recorded on xx/xx/2013.
2) There is a state tax lien against the borrower (xx) in favor of xx  in the amount of $xxxt was recorded ion xx/xx/2015.
3) There is a state tax lien against the borrower (xx) in favor of xx in the amount of $xxxt was recorded on xx/xx/2017.
4) Civil Judgment against the borrower xx in favor of xx in the amount of $xxxt was recorded on xx/xx/2016.
5) Civil Judgment against the borrower xx in favor of xx in the amount of xx and it was recorded on xx/xx/2018.
Annual taxes are unable to be determined.
Provided payment history as of xx/xx/2019, reveals that the loan is in delinquency for 01 month. The next due date for the payment is xx/xx/2019. The last payment of xx/xx/2019 was received on xx/xx/2019 in the amount of $xxxing to the payment history the current unpaid principal balance is being reflected in the amount of xx.	Collections Comments:Loan is in delinquency. Provided payment history from xx/xx/2016 to xx/xx/2019, reveals that the loan is in delinquency for 01 month. The next due date for the payment is xx/xx/2019. The last payment of xx/xx/2019 was received on xx/xx/2019 in the amount of $xxxing to the payment history the current unpaid principal balance is being reflected in the amount of xx.
According to the latest xxx Report dated xx/xx/2019, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is unemployment or decreased income. The borrower made last payment as per loan modification on xx/xx/2019. The loan has been modified twice since origination. The loan modification was last made effective on xx/xx/2017.
The borrower promised to pay the unpaid principal balance of xx with interest rate of 3.750% with P&I of $xxx fixed amortized type and started from the first payment on xx/xx/2017 and to be ended with the maturity date of xx/xx/2057.
The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2057. The unpaid principal balance that has been amortized is xx as an interest bearing amount.
No information pertaining to foreclosure has been found in the latest 24 months servicing comments.
No information pertaining to bankruptcy has been found in the latest 24 months servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrowers xx with xx. on effective date of xx/xx/2017.
The borrower promised to pay the unpaid principal balance of xx with interest rate of 3.750% with P&I of $xxx fixed amortized type and started from the first payment on xx/xx/2017 and to be ended with the maturity date of xx/xx/2057.
The borrower had also promised to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2057. The unpaid principal balance that has been amortized is xx as an interest bearing amount.

HUD-1 Closing Statement Missing Required State Disclosures	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. According to appraisal report dated xx/xx/2003 located at (xx_post_close page # 3644), the subject property is a manufactured home. There is no VIN# available with the recorded copy of the subject xx. Final title policy located at (xx_post_close page # 3010) does not show any ALTA 07 endorsement. But the latest xxx Report dated xx/xx/2019 available in the loan file located at (xx.pdf) shows the subject property as single family residence. Tax assessor report located at (xxf page # 04) shows that the subject property is mobile home. The tax assessment report is also showing the land and improvement values separately. No evidence has been found that the subject property is affixed to the land. However, affixation letter is missing from the loan file."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 is available in the loan file. However, the points & fees are hand written."	* ComplianceEase Exceptions Test Failed (Lvl 2) "ComplianceEase exceptions test failed due to Seller-Paid Points and Fees Exception Test

 This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller paid points and fees into account. This exception does not appear when a dollar amount, including $xxxicitly provided for
"Seller-Paid Points and Fees.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator shows moderate due to Seller-Paid Points and Fees Exception Test failed."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds"
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in state of xx. The following state disclosures are missing from the loan file.
NY Consumer Credit Disclosure / Fair Credit Reporting Notice.
NY Interest Rate Disclosure
NY Hazard Insurance  Disclosure
Tax Escrow Account Designation
xx Bankers and Exempt Organizations Pre-application
Default Warning Notice
Commitment Disclosure
Lock-in Disclosure
								Expiration of Lock-in or Commitment Period"		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, with xx.
There are two junior mortgages as:
The first xx was originated on xx.00, with xx of xx.
The second xx was originated on xx.00, with xx.
No assignments found was found. However, the subject xx is with the current lender xx.
The town, xx and school annual taxes for the year of 2019-2020 have been paid in the total amount of $xxx	According to the latest payment history as of xx/xx/2019, shows that the borrower is delinquent for 32 months, the next due date is xx/xx/2016. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current interest rate 5.750 % and P&I is $xxx.	Collections Comments:As per available servicing comments, the loan is in active bankruptcy. xx had filed bankruptcy under chapter-13 with case # xx on xx/xx/2018 and the chapter 13 plan was confirmed on xx/xx/2019. As per the chapter 13 plan dated xx/xx/2018, the debtor sxxpay $xxx. The creditor xx. had filed POC on xx/xx/2018, in the secured claim amount xx and an arrearage in the amount of xx.
The foreclosure document located at “xx, reveals that the loan was in foreclosure in 2014. The foreclosure complaint was filed on xx/xx/2014. According to the foreclosure sale document located at “xx”, the sale was scheduled on xx/xx/2014 with case# xx.  As per the collection comment dated xx/xx/2018, the foreclosure was put on hold as the BK was filed by the borrower with  CASE# xx, the BK was dismissed on xx/xx/2018.
However, as per the collection comment dated xx/xx/2018, the foreclosure was reinitiated in 2018. The foreclosure file was referred to an attorney on xx/xx/2018. According to the foreclosure document located “xx, recently the foreclosure sale was scheduled on xx/xx/2019. Unable to determine the further foreclosure proceeding.
Unable to determine the reason for default.
According to the collection comment dated xx/xx/2019, the subject property is owner-occupied, no damages or repairs have been found. The latest xxx Report is not available.

Foreclosure Comments:The foreclosure document located at “xx, reveals that the loan was in foreclosure in 2014. The foreclosure complaint was filed on xx/xx/2014. According to the foreclosure sale document located at “xx”, the sale was scheduled on xx/xx/2014 with case# xx.  Further details are unavailable.  As per the collection comment dated xx/xx/2018, the foreclosure was put on hold as the BK was filed by the borrower with  CASE# xx, the BK was dismissed on xx/xx/2018. However, as per collection comment dated xx/xx/2018, the foreclosure was reinitiated in 2018. The foreclosure file was referred to an attorney on xx/xx/2018. According to the foreclosure document located “xx, recently the foreclosure sale was scheduled on xx/xx/2019. Unable to determine the further foreclosure proceeding.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter-13 with case # xx on xx/xx/2018 and the chapter 13 plan was confirmed on xx/xx/2019. As per the chapter 13 plan dated xx/xx/2018, the debtor sxxpay $xxx. The creditor xx. had filed POC on xx/xx/2018, in the secured claim amount xx and an arrearage in the amount of xx.	This step loan modification agreement was made between (borrower) xx (Lender) xx on xx/xx/2011. The new modified principal balance as per modification is in the amount of xx with the interest rate 4.750 % which steps up in 3 steps ending at 5.875%. The borrower promises to pay the monthly P&I of $xxx beginning from xx/xx/2011. The maturity date will be on xx/xx/2051.	Affiliated Business Disclosure HUD-1 Closing Statement Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is available in the loan file, which is locator at" 9350000742_201844_ PG#2004” the few points and fees are handwritten. The document is considered to check the CE result."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the seller-paid points and fees exception test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data  xx Variance -$xxx
This loan failed the TILA finance charge test.   The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is
understated by more than $xxx* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of service transfer missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, with xx  with Instrument# and Instr xx
The chain of assignment has been completed..
Active liens and judgments are as follows:
There is water sewer lien which was recorded on xx/xx/2019 in the amount of $xxx47 in favor of xx.
There is one municipal lien against the property which was recorded on xx/xx/2008 in the amount of $xxxfavor of xx.

As per updated title report, there are multiple water/sewer liens against the property all are recorded on the different dates in the favor of xx in the amount of $xxx6. There are multiple water lieens liens against the property all are recorded on the different dates in the favor of xx in the amount of $xxxwever, the subject property is located PA State which is a super lien state so the property may get foreclosed due to these unpaid and It can be cure by paying off these liens with the additional charges if any.
The Combined annual taxes of 2019 are paid in the amount of $xxx prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2019, the borrower is delinquent for 1 month. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx with the interest rate of 6.750%. The UPB reflected as per the payment history is in the amount of xx.
Collections Comments:The loan is currently in bankruptcy. According to the payment history as of xx/xx/2019, the borrower is delinquent for 1 month. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx with the interest rate of 6.750%. The UPB reflected as per the payment history is in the amount of xx.
The loan has been modified once since origination.
The foreclosure was initiated and that was on hold due to active bankruptcy.
The borrower has filed the bankruptcy and current status is plan confirmed.
The reason for default is unemployment decreased of income. The subject property is occupied by owner. No damages or repairs are found.

Foreclosure Comments:The foreclosure was initiated and as per comments dated xx/xx/2017, the file was referred to attorney on 3/12017. Hence the borrower xx had filed bankruptcy under Chapter 13 with the case # xx on xx/xx/2017.
Bankruptcy Comments:The borrower xx had filed bankruptcy under Chapter 13 with the case # xx on xx/xx/2017. The plan was confirmed on xx/xx/2018. The POC was filed by the creditor xx . on xx/xx/2017.The POC amount of claim is xx and amount of arrearage is xx.As per amended chapter 13 plan dated xx/xx/2018 the debtor sxxconsist the total amount is $xxxd monthly payment is $xxx begining from xx/xx/2018 for 54 months. The post-xx due date is xx/xx/2019. The schedule D of xxx contains the amount of claim without deduct the value of collateral is xx and value of collateral is xx. However unsecured portion is xx. There is no comment indicating for cram-down.	The Loan Modification agreement was made between “xx” (borrower) and xx. as formerly known as “xx” (lender) on an effective date of xx/xx/2016.
The borrower had given promise to pay the UPB of xx with the interest rate of 6.750 % and theof P&I $xxx. The payments were begun from xx/xx/2016 with the maturity date of xx/xx/2054.There is no any deferred balance. There is no balloon provision.
Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "The TIL is not hand dated by borrower."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 states that the subject xx was originated on xx.
The chain of assignment has been completed. Currently, the xx is with xx , xx  which was recorded on xx/xx/2005. However, the assignment is missing to xx.
There are no lien/judgment against the borrower and the property.
The first and second installment xx taxes of 2017 have been paid.
The first installment xx taxes of 2018 have been paid.
The first installment xx taxes of 2018 have been due in the amount of $xxxo delinquent taxes have been found for the prior year.
Review of the payment history provided as of xx/xx/2019 reveals that borrower is delinquent for 23 months. The last payment was received in the amount of $xxx41 which was applied for the due date of xx/xx/2017. The next due date is xx/xx/2017. Current UPB as of date reflects in the provided payment history is in the amount of xx. The current P&I is $xxx21 PITI is $xxx41.	Collections Comments:The loan is currently in Bankruptcy.
Review as per servicing comments state that the borrower is delinquent for 30 months as the borrower is paying the P&I regularly. The last payment was received in the amount of $xxx21. The payment history states that the current UPB is xx.
The reason for default is unable to be determined from the available comments.
The loan has been modified once since origination.
The foreclosure was initiated and that was put on hold due to filed bankruptcy.
The bankruptcy was filed and that was dismissed due to other reasons.
As per the comments dated xx/xx/2015, the loss draft draw check in the amount of $xxxs received.
Borrower wants to keep the property. Available servicing comment shows that the subject property current occupancy and condition is unable to be determined. No damages have been observed.
There is no evidence of title issues.

Foreclosure Comments:Review as per servicing comments state that the foreclosure was initiated and as per comments dated xx/xx/2018 the file was  referred to attorney on xx/xx/2018. As per comment dated xx/xx/2018 the judgment entered on xx/xx/2018. Sale was scheduled for xx/xx/2018. Sale scheduled for xx/xx/2018 was cancelled due to bankruptcy case# xx Chap #13 filed by borrower on xx/xx/2018. Borrower is currently on active bankruptcy.
Bankruptcy Comments:Debtor has filed Bankruptcy under chapter-13 on xx/xx/2018 with the case# xx. POC was filed on xx/xx/2019 state the amount of secured claim is xx with arrearage amount of xx. However, the joint debtor has been dismissed on xx/xx/2019 and the case has not been terminated yet. there is no unsecured portion out of the secured claim amount and comments reporting regarding the cram down.	The loan modification agreement was made between borrower " xx" and Lender "xx" on xx/xx/2014 with the new modified unpaid principal balance xx. The interest bearing amount was xx with step rate starting interest rate was 5.615 % which will step up five steps up to 5.99% and the modified P&I was $xxx21 beginning on xx/xx/2014. The payments were started from xx/xx/2014 and the new maturity date is xx/xx/2054.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for
"Seller-Paid Points and Fees."

This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien xx lending under the First Lien xx Lending License and Subordinate Lien xx Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien xx Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xxx, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The compliance risk indicator is moderate as this loan failed the Indiana license validation test.
This loan failed the Indiana license validation test.Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien xx lending under the First Lien xx Lending License and Subordinate Lien xx Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien xx Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xxx, 2009."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds"
* Missing Required Disclosures (Lvl 2)     "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Indiana State. The following required state disclosures are missing from the loan file.
1.Hazard Insurance Disclosure
2.Federal Consumer Credit Protection Act Disclosure
3.Insurance Freedom of Choice Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2019, the xx was originated on xx.00.
-There is a junior xx open (UCC) against the subject property in favor of xx   which was originated xx/xx/2018 and recorded on xx/xx/2018.
- Active judgments and liens;
1. There are 2 state tax judgment against xx in the favor of xx  which total the amount of $xxxxxecorded xx/xx/2018 and $xxxorded xx/xx/2019).
- Property taxes;
1. 1st and 2nd installment of combined property tax for year 2019 were paid on different dates in the totaling amount of $xxxAnnual tax amount is $xxxCurrently, the subject property is occupied by owner,	The payment history dated as of xx/xx/2019 reveals that the borrower is currently delinquent for 3 months and next payment is due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx that was applied to the xx/xx/2019 payment. The current P&I is $xxx and interest rate is 6.750%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections. The payment history dated as of xx/xx/2019 reveals that the borrower is currently delinquent for 3 months and next payment is due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx that was applied to the xx/xx/2019 payment. The current P&I is $xxx and interest rate is 6.750%. The current unpaid principal balance is in the amount of xx.
The loan modification agreement was made on xx/xx/2013 between (borrower) xx and (lender) xx. The first payment began on xx/xx/2013 with a modified rate of 6.75% and P&I is $xxx. The maturity date is xx/xx/2040. New principal balance is in the amount of xx.
According to the collection comment dated xx/xx/2017, there was dispute which was resolved.
According to the xxx, the debtor xx had filed bankruptcy on xx/xx/2008 with case number #xx under chapter-13.  The chapter-13 plan confirmed on xx/xx/2008 states that the debtor sxxpay to the trustee out of future income the sum of $xxx every 2 weeks. POC was filed by (lender) Sovereign xx on xx/xx/2008 with claim amount of xx and arrearage amount of $xxx41.  The plan was confirmed on xx/xx/2009. Schedule D in xxx dated xx/xx/2008 states, the amount of claim without deducting value of collateral was xx and value of collateral that support this claim is xx leaving an unsecured portion for $xxx  The bankruptcy was discharged on xx/xx/2014 and was terminated on xx/xx/2014.
Per the servicing comments, there are no damages to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the debtor xx had filed bankruptcy on xx/xx/2008 with case number #xx under chapter-13. The chapter-13 plan confirmed on xx/xx/2008 states that the debtor sxxpay to the trustee out of future income the sum of $xxx every 2 weeks. POC was filed by (lender) xx on xx/xx/2008 with claim amount xx and arrearage amount $xxx41. The plan was confirmed on xx/xx/2009. Schedule D in xxx dated xx/xx/2008 states, the amount of claim without deducting value of collateral was xx and value of collateral that support this claim is xx leaving an unsecured portion for $xxx As per trustees final report dated xx/xx/2014, debtor has paid arrears in the amount of $xxx41 to the subject creditor. The bankruptcy was discharged on xx/xx/2014 and was terminated on xx/xx/2014.	The loan modification agreement was made on xx/xx/2013 between (borrower) xx and (lender)xx. The first payment began on xx/xx/2013 with a modified rate of 6.75% and P&I is $xxx. The maturity date is xx/xx/2040. New principal balance is in the amount of xx.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the seller-paid points and fees exception test. This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for "Seller-Paid Points and Fees.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Risk Indicator is Moderate for failing the Seller Paid Points and Fees Exception Test."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Ohio state. Below state disclosures are missing from the loan file:-
1.Equal Credit Availability Notice.
2.Insurance Tying Disclosure.
3.Non-Deposit Insurance Disclosure."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx., which was recorded on xx/xx/2005 in Instr# xx. The chain of assignment is complete.
There is junior xx in the amount of xx in favor of xx which was recorded on xx/xx/2017 in instr# xx.
No active liens and judgment has been found on updated title report.
Property Tax status:
The 1st installment 2018 year annual xx tax was paid on xx/xx/2019 in the amount of $xxxe 2nd installment 2018 year annual xx tax was paid on xx/xx/2019 in the amount of $xxx	Review of the payment history available from xx/xx/2018 to xx/xx/2019 states that the borrower has been delinquent for 7 months. The last payment was received in the amount of $xxx87 which was applied to due date of xx/xx/2018 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is active in loss mitigation and is next due for xx/xx/2019.
The RFD is due curtailment of income and home repairs.
The foreclosure action was initiated in 2018. However, it was put on hold on xx/xx/2019 due to loss mitigation workout.
According to collection comment dated xx/xx/2019, the borrower has been approved for repayment plan with $xxxnthly amount.  The borrower is under repayment plan.

Update:
No additional information found in recent collection comments.

Foreclosure Comments:According to the servicing comments, the foreclosure was initiated on the subject property in 2018 as the file was referred to an attorney on xx/xx/2018.The Complaint was filed on xx/xx/2018. As per comment dated xx/xx/2019 the foreclosure was placed on hold due loss mitigation workout. No other  information was found in the servicing comments regarding the foreclosure.
Bankruptcy Comments:According to the xxx report, the debtor had filed the bankruptcy under the chapter-7 case# xx on xx/xx/2011. The debtor was discharged on xx/xx/2011 and terminated on xx/xx/2011.	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows that the subject xx was recorded on xx/xx/2005 with xx.
The chain of assignment have been completed as currently the assignment is with xx  recorded on xx/xx/2005.
Active Judgments and Liens;
1) Civil judgment found pending against the borrower xx  recorded on xx/xx/2014 in the amount of $xxxch is in the favor ofxx.
2) One IRS lien found pending against the borrower xx recorded on xx/xx/2013 in the amount of xx which is in the favor of xx.
3) One more civil judgment found pending against the borrower xx recorded on xx/xx/2012 in the amount of $xxxch is in the favor of  xx.
Property Tax Status;
1) 1st installment xx taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019.
2) Monthly utility charges for the year of 2019 are found delinquent which were due on xx/xx/2019 for the amount of $xxxth the good through date of xx/xx/2019.	Review of payment history as of dated xx/xx/2019 shows that the borrower is not making regular payments. The loan payments are currently 3 months delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of $xxx for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 6.125% with P&I in the amount of $xxx.	Collections Comments:Collection comments available from xx/xx/2015 till xx/xx/2019 shows that the borrower is not making regular payments. The loan payments are currently 3 months delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of $xxx for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 6.125% with P&I in the amount of $xxx.
The loan was modified with an effective date of xx/xx/2014 and a new principal balance of xx to a step rate starting at 6.125 % and a P&I payment of $xxx beginning from xx/xx/2014 with a new maturity date of xx/xx/2052.  The  rate is in 5 steps ending with 6.125%.
Collection comment dated xx/xx/2015 shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2015; however, the foreclosure process was put on hold due to bankruptcy filed by the borrower.
According to the xxx, the debtor "xx" had filed for bankruptcy under chapter-13 with case# xx on xx/xx/2015. The plan was confirmed on xx/xx/2015.
Collection comment dated xx/xx/2019 shows that the subject property is owner occupant with no visible damages or repairs.

Update:
No additional information found in recent collection comments.

Foreclosure Comments:Collection comment dated xx/xx/2015 shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2015; however, the foreclosure process was put on hold due to bankruptcy filed by the borrower on 0xx/xx/2015.

Bankruptcy Comments:According to the xxx, the debtor "xx" had filed for bankruptcy under chapter-13 with case# xx on xx/xx/2015. The plan was confirmed on xx/xx/2015.
The POC was filed on xx/xx/2015 in the claim amount of xx with arrearage in the amount of $xxx01.
Loan Modification agreement was made between borrower “xx” and lender “xx.”
The loan was modified with an effective date of xx/xx/2014 and a new principal balance of xx to a step rate starting at 6.125 % and a P&I payment of $xxx beginning from xx/xx/2014 with a new maturity date of xx/xx/2052.  The  rate is in 5 steps ending with 6.125%.
Affiliated Business Disclosure Missing Required Disclosures Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Michigan State. The following required state disclosures are missing from the loan file.
1.MI Borrower's Bill of Rights
2.MI Consumer Caution and Homeownership Counseling Notice
3. Choice of Insurance Agent"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, in favor of xx recorded in Instrument# xx.
The current assignment is with xx.
No active mortgages, liens, and judgments against the property or the borrower have been found.
No prior year delinquent taxes have been found. 1st installment of xx taxes for 2018 has been paid on xx/xx/2019 in the amount of $xxxd installment of xx taxes for 2018 has been paid on xx/xx/2019 in the amount of $xx.	As per the review of payment history as of xx/xx/2019, the borrower is delinquent with a loan for a month and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx79 which was applied for due date xx/xx/2019. The current P&I is in the amount of $xxx00 and current PITI is in the amount of $xxx79 with an interest rate of 6.625%. The current UPB reflected as per the payment history is in the amount of xx.

Collections Comments:The loan is currently in foreclosure. As per the payment history as of xx/xx/2019, the borrower is delinquent with a loan for a month and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx79 which was applied for due date xx/xx/2019. The current P&I is in the amount of $xxx00 and current PITI is in the amount of $xxx79 with an interest rate of 6.625%. The current UPB reflected as per the payment history is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
The reason for the default and intention of the borrower is not known. The subject property has been occupied by the owner.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Foreclosure Comments:The foreclosure was initiated. The FC referral date is not available; the complaint was filed on xx/xx/2019 with case# 19 CH 1350. No further foreclosure details have been found.
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2014. The POC was filed on xx/xx/2014, the POC amount is xx and the arrearage amount is xx. The plan was confirmed on xx/xx/2014. The debtor was supposed to pay the trustee $xxxr 60 months under Chapter 13. The xxx was filed on xx/xx/2018 and the order on xxx was granted on xx/xx/2018. As per trustees final report dated xx/xx/2019, debtor has paid arrears in the amount of xx to the subject creditor. The bankruptcy was discharged on xx/xx/2019 and the case was terminated on xx/xx/2019.	The modification agreement was done on xx/xx/2011, between the borrower xx and lender xx. The new modified principal balance as per modification is in the amount of xx with an interest rate starting at 2.625% and the borrower promises to pay P&I in the amount of $xxx30 beginning from xx/xx/2011. The maturity date as per modification is xx/xx/2051.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The CE risk indicator is Moderate due to following:
This loan failed the TILA finance charge test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxILA Finance Charge Test: Loan Data xx Comparison Data xx Variance -$xxx00.

This loan failed the TILA APR test.
The annual percentage rate (APR) is 7.449%. The disclosed APR of 7.274% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: Loan Data 7.274% Comparison Data 7.449% Variance -0.175%"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file:
1.IL Collateral Protection Insurance Notice
2.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 states that the subject xx was originated on xx.
The chain of assignment has not been completed. Currently, the xx is with xx which was recorded on xx/xx/2006. However, the assignment is missing to xx.
There is an active civil judgment against the subject property in the amount of $xxxch was filled by xx.
There is an active civil judgment against the subject property in the amount of $xxxch was filled by xx.
There are 3 active state tax lien has been found against the subject borrower in the total amount of $xxxch was recorded on different dates in favor of xx.
Annual taxes have been paid in the amount of $xxxNo delinquent taxes have been found for the prior year.
Review of the payment history provided as of xx/xx/2019 reveals that borrower is delinquent for 27 months. The last payment was received on xx/xx/2019 in the amount of $xxx83 which was applied for the due date of xx/xx/2017. The next due date is xx/xx/2017. Current UPB as of date reflects in the provided payment history is in the amount of xx. The current P&I is $xxx72 and PITI is $xxx83.	Collections Comments:The loan is currently in Bankruptcy.
Review as per servicing comments as of xx/xx/2019 state that the borrower is delinquent for 27 months as the borrower is paying the P&I regularly. The last payment was received in the amount of $xxx72. The payment history states that the current UPB is xx.
The reason for default is unable to be determined.
The foreclosure was initiated and that was hold due to bankruptcy. The current bankruptcy status is plan confirmed.
Borrower wants to keep the property. Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.

Foreclosure Comments:Review as per servicing comments state that the foreclosure was initiated and referred to attorney on xx/xx/2015. As per notice of pendency the complaint was filed on xx/xx/2015. Sale was scheduled for xx/xx/2018. As per collection comments dated xx/xx/2016, the foreclosure litigation was resolved with the prejudice. The comments dated xx/xx/2017, the contested issue is resolved.
Sale scheduled for xx/xx/2018 was cancelled due to bankruptcy case# xx Chap #13 filed by borrower on xx/xx/2018. Borrower is currently on active bankruptcy.
Bankruptcy Comments:Debtor has filed Bankruptcy under chapter-13 on xx/xx/2018 with the case# xx. POC was filed on xx/xx/2018
States the amount of secured claim is xx with arrearage amount of xx. Borrower is currently on active bankruptcy. The order confirming chapter 13 plan dated xx/xx/2018 was filed on xx/xx/2018 as per which the debtor sxxpay $xxxnthly to the trustee.
Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "The list of service providers is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The property is located in IL state, the following required state disclosures are missing from the loan files.
IL Collateral Protection Insurance Notice.
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per updated title report dated xx/xx/2019 the subject xx was originated on xx.  There are no assignments of record.
Divorce Docket shows xxer, xx  and Respondent, xx Case# xx was recorded xx/xx/2001.  The property was then granted xx to xx via a Quitclaim Deed that was recorded xx/xx/2013.
There is an active junior xx recorded on xx/xx/1998 in the amount of xx in the favor of xx.
There are two active state tax liens against the borrower xx in the favor of xx total in the amount of $xxxorded on xx/xx/2013 and xx/xx/2015.
There is an active xx lien against the borrower xx  in the favor of xx in the amount of $xxx18 Combined1st installment tax has been paid in the amount $xxx18 Combined 2nd installment tax has been paid in the amount $xxxe Annual Tax Amount is $xxx prior year delinquent taxes have been found.
The review of payment history as of xx/xx/2019 shows that the borrower is current and next due for the xx/xx/2019 payment. The last payment was received on xx/xx/2019 in the amount of $xxx79 which was applied to the May, June, and July 2019 payments with the remaining $xxx placed into suspense. The UPB is reflected in the payment history in the amount of xx.	Collections Comments:The review of payment history dated xx/xx/2019 shows that the borrower is current and next payment is due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx79 which was applied to May, June and July, 2019 with the remaining amount of $xxx that was placed into suspense. The UPB is reflected in the payment history in the amount of xx.
A loan modification agreement was made between the (borrower) xx and (Lender) xx. on xx/xx/2015.  The unpaid principal balance is xx with a step interest rate starting at 2% which steps up in 4 steps ending at 4.125%. The borrower promises to pay the monthly P&I of $xxx beginning from xx/xx/2015. The maturity date will be xx/xx/2055. The co-borrower, xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2009. The POC was filed on xx/xx/2009 with the secured claim amount of xx and the amount of arrearage for xx.  The plan was confirmed on xx/xx/2010. The case was dismissed on xx/xx/2010 and terminated on xx/xx/2010.
As per the servicing comments, the subject property is owner-occupied.  No damages or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The co-borrower, xx, had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2009. The POC was filed on xx/xx/2009 with the amount of secured claim for xx and the amount of arrearage for xx. The plan was confirmed on xx/xx/2010. The case was dismissed on xx/xx/2010 and terminated on xx/xx/2010.	This loan modification agreement was made between (borrower) xx and (Lender)xx. on xx/xx/2015. The unpaid principal balance isxx with a step interest rate starting at 2% which steps up in 4 steps ending at 4.125%. The borrower promises to pay the monthly P&I of $xxx beginning from xx/xx/2015. The maturity date will be on xx/xx/2055.	Affiliated Business Disclosure Document Showing a Index Numerical Value Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "GSE (xx public guidelines) Seller Paid Points and Fees Exception Test: FAIL
GSE (Freddie Mac public guidelines) Seller Paid Points and Fees Exception Test: FAIL
OH Seller-Paid Points and Fees Exception Test: FAIL
This loan failed the Ohio seller-paid points and fees exception test. (OH ST § 1343.011(B))
This loan is subject to legislation that takes into discount points that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid discount points into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for "Seller-Paid
Points and Fees"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The Compliance Risk Indicator is Moderate due to failing the Ohio seller-paid points and fees exception test."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal State or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Ohio state.The following state disclosures are missing from the loan file.
1.Equal Credit Availability Notice
2.Insurance Tying Disclosure
3.Non-Deposit Insurance Disclosure"
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "The Note at origination is an Adjustable Rate; unable to determine the operative index value used by the lender at origination."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.
There is a HOA Lien / COA Lien against subject property in the amount of xx held by Txx, which is recorded on xx/xx/2015 Instrument #xx.
There are two State Tax Liens against the borrower as follows;
First held by xx, in the amount of $xxxch is recorded on xx/xx/2011 Instrument # xx.
Second held xx, in the amount of $xxxich is recorded on xx/xx/2015 Instrument #xx.
There is a civil Judgment against the borrower held by xx, in the amount of $xxxich was recorded on xx/xx/2014.
xx which is recorded on xx.00 Instrument # xx.
The annual Town, xx and School taxes have been paid in the total amount of $xxx prior year's delinquent taxes have been found.	The review of payment history as of xx/xx/2019 reveals that the borrower has been delinquent for 12 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx71, which was applied for xx/xx/2018. The current UPB reflected as per the tape of the payment history is in the amount of xx.	Collections Comments:According to the servicing comments, the loan is in bankruptcy.

The review of payment history as of xx/xx/2019 reveals that the borrower has been delinquent for 12 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx71, which was applied for xx/xx/2018. The current UPB reflected as per the tape of the payment history is in the amount of xx.

Reason for default is unable to be determined.

According to the servicing comment, the subject property is owner-occupied.

No BPO and inspection reports have been provided.

Update:
The foreclosure was initiated with the loan. As per servicing comment dated xx/xx/2022, foreclosure on hold. As per servicing comment dated xx/xx/2022, foreclosure case was cancelled.
Foreclosure Comments:As per servicing comments dated xx/xx/2018, the foreclosure was initiated in 2014 and the complaint was filed on xx/xx/2014. The service was completed on xx/xx/2014. The judgment was entered on xx/xx/2014 in the amount of xx. However, it was put on hold as the borrower had filed the bankruptcy under Chapter 13 on xx/xx/2016.
Bankruptcy Comments:The debtor xx had filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2016. The plan was confirmed on xx/xx/2016. The proof of claim was filed on xx/xx/2016 with the secured claim amount of xx and the amount of arrearage was xx. The deadline to file the POC was xx/xx/2016. The motion for relief was filed on xx/xx/2017. The date of the last filing of bankruptcy was xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Loan Program Info Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the seller-paid points and fees exception test."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2019, the subject xx was originated on xx.
The chain of assignment has been completed. Currently, xx which was recorded on xx/xx/2004.
There is an HOA lien against the subject property in the favor of xx., xx  not for profit in the amount of $xxxhich was recorded on xx/xx/2009. The above said lien was amended with the amount xx which was recorded on xx/xx/2012.
Annual xx taxes for the year of 2018 have been paid in the amount of xx.
No prior year delinquent taxes have been found.

According to the payment history as of xx/xx/2019, the borrower has been delinquent for 18 months and the next payment is due for xx/xx/2018.  The last payment was received on xx/xx/2019 in the amount of $xxx06 which was applied for xx/xx/2017. The P&I is in the amount of $xxx09 and PITI is in the amount of $xxx06. The UPB reflected as per the payment history is in the amount of xx.
Collections Comments:The loan is currently in the bankruptcy and the next payment is due for xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx06 which was applied for xx/xx/2017. As per the review of the xxx report, the borrower xx had filed bankruptcy under chapter-13 with case#xx on xx/xx/2018. The plan was confirmed on xx/xx/2019. The foreclosure was initiated in 2017 and referred to attorney on 08/xx/17.The complaint was filed on xx/xx/2017located at “xx”.Again the foreclosure was re-referred to attorney on xx/xx/2018.The judgment was entered on xx/xx/2018 located at "xx"and the sale was scheduled on xx/xx/2018. However, the foreclosure was put on hold on as the borrower had filed for bankruptcy under chapter-13 with the case#xx on xx/xx/2018. The reason for default is unable to be determined.
As per the servicing comments, the subject property is owner-occupied. No damages or repairs have been found.

Update:
The foreclosure was initiated with the loan. As per servicing comment dated xx/xx/2022, the foreclosure on hold.
As per the servicing comment dated xx/xx/2022, the loan is in active litigation. No further evidence has been found stating the litigation has been resolved.

Foreclosure Comments:The foreclosure was initiated in 2017 and referred to attorney on 08/xx/17.The complaint was filed on xx/xx/2017 located at “xx8”.Again the foreclosure was re-referred to attorney on xx/xx/2018.The judgment was entered on xx/xx/2018 located at "xx"and the sale was scheduled on xx/xx/2018. However, the foreclosure was placed on hold on as the borrower had filed for bankruptcy under chapter-13 with the case#xx on xx/xx/2018.
Bankruptcy Comments:
As per the review of the xxx report, the borrower xx had filed bankruptcy under chapter-13 with case#xx on xx/xx/2018. The POC was filed on xx/xx/2018, The amount of secured claim is xx and the amount of arrearage is xx.The plan was confirmed on xx/xx/2019.
This step loan modification agreement was made between (borrower)xx (Lender) xx. on xx/xx/2015. The unpaid principal balance is xx with the interest rate 3.875 % which steps up in 5 steps ending at 6.875%. The borrower promises to pay the monthly P&I in the amount of $xxx09, beginning from xx/xx/2015. The maturity is xx/xx/2055.

Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the seller-paid points and fees exception test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx
This loan failed the TILA finance charge test.The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is
understated by more than $xxx* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds"
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida state.The following state disclosures are missing from the loan file.

1.Anti-Coercion Notice
2.Title Insurance Disclosure
3.Radon Gas Disclosure
4.Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the xx was originated on xx.00.
The chain of assignment has not been provided.
- Active judgments or liens;
1. There are 6 civil judgments (dispute contract) against the borrower xx  which were recorded on different dates in the totaling amount of $xxxthe favor of xx.
2. There is 1 civil judgment (child support) against the borrower xx which was recorded on xx/xx/2014 in the favor of xx with amount $xxxProperty taxes;
1. 1st, 2nd and 3rd installment of combined property tax for year 2019 were paid on different dates in the totaling amount of $xxxAnnual tax amount is $xxx	According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 20 months. The last payment received on xx/xx/2019, the payment applied date was xx/xx/2017 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxx40 and PITI is in the amount of $xxx40. The UPB reflected as per the payment history is in the amount of xx.
Collections Comments:The loan is currently in bankruptcy. The borrower is currently delinquent for 20 months. The last payment received on xx/xx/2019, the payment applied date was xx/xx/2017 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxx40 and PITI is in the amount of $xxx40. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is decreased income. The subject property is occupied by owner. There is no damage to the subject property.

Foreclosure Comments: The foreclosure was initiated in 2016.Unable to determine the referral date. The complaint was filed on xx/xx/2016. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2017. No further details have been found.
Bankruptcy Comments:The debtor xx has filed bankruptcy on xx/xx/2017 under chapter-13 with case #xx. The plan was confirmed on xx/xx/2017. The debtor sxxpay $xxx00 per month to the Chapter 13 Trustee, starting on xx/xx/2017 for approximately 60 months. POC was filed on xx/xx/2017 with claim amount xx and arrearage amount xx. Currently, the bankruptcy is active and status of bankruptcy is plan confirmed. Schedule D in xxx dated xx/xx/2017 states, the amount of claim without deducting value of collateral was xx and value of collateral that support this claim is xx. However, the unsecured portion remained as xx. .	The note (loan) modification agreement was made on xx/xx/2010 between (borrower) xx and (lender) xx. The first payment was made on xx/xx/2010 with modified rate 5.000% and P&I $xxx40. Interest bearing principal is xx. No deferred amount is given. No forgiven amount is given.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 application is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "CE Risk Indicator is Significant as the loan is failing NJ HOSA 2004 Home Loan Late Charge Test. The borrower has been charged a late charge of 10.00% and allowed is 5.00%, it is over by 5.00%. To cure this violation the late charge should be changed to allowable amount"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey state. Below state disclosures is missing from the loan file:-
1. NJ Application Disclosure."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2019 the subject xx was originated on xx.00 with xx. The chain of assignment is complete. There are two active mortgages prior to the subject xx.
The first xx in the favor of xx recorded on xx/xx/2001 for the amount of xx.
The Second xx in favor of xx recorded on xx/xx/2003 for the amount of xx.
The civil judgment against the borrower xx in the favor of xx for the amount of $xxxch was recorded on xx/xx/2010.

The Town  first installment taxes for the year 2020 is delinquent in the amount of $xxx2.61. which was good through till on xx/xx/2019.
The Town  second  installment taxes for the year 2020 is due in the amount of $xxx5.07.
According to the latest payment history as of xx/xx/2019, shows that the borrower is delinquent for more than thirty days, the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current interest rate 4.500 % and P&I is $xxx and PITI is in the amount of $xxx.	Collections Comments:The loan is currently in the collection and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2019. No records for bankruptcy and foreclosure have been found. The RFD is the death of the borrower1. As per the comment dated xx/xx/2019, the borrower 1 had deceased on xx/xx/2017.
The loan was modified once since origination. As per the comment dated xx/xx/2019, the property is owner-occupied. No repairs and damages have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower xx and the lender xx on xx/xx/2015.
The UPB is xx. The borrower promises to pa P&I in the amount of $xxx with the interest rate of 4.500%, beginning from xx/xx/2015. The maturity is xx/xx/2040.
Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA APR test.
This loan failed the late fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Late Fees Test: FAIL Loan Data 10.000% Comparison Data  3.000% Variance  +7.000%
This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data  xx Comparison Data  xx Variance -$xxx84
This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance  -$xxx84
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxILA APR Test: FAIL Loan Data 7.490% Comparison Data 7.740% Variance  -0.250%
This loan failed the TILA APR test. The annual percentage rate (APR) is 7.740%. The disclosed APR of 7.490% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing Appraisal (Lvl 2)     "An Appraisal report from origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file.
1.Lead-Based Paint Disclosure
2.xx Loan Application Disclosure
3.Carbon Monoxide Alarms
4.MA Smoke Detector Certificate
5.Notice of the Specific Reason for Denial of Credit
6.Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated  business disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the review of updated title report dated xx/xx/2019 reflects the subject xx is in the First lien position. The subject xx was recorded on xx/xx/2005 with the lender as xx
The chain of assignment is not complete the current chain of assignment is with xx missing the assignment toxx.  Additionally, the AOM dated xx/xx/2014 and recorded xx/xx/2015 from xx has a wrong xx date states the loan  origination date of xx/xx/2005, however the origination date as per the xx is xx/xx/2005.  Also the AOM dated xx/xx/2015 and recorded xx/xx/2015 reflects the same.
No active judgments or liens are found.
2018 Combined taxes are paid in the amount of $xx.	Review of the payment history reflects the loan is currently 3 months delinquent and due for the xx/xx/2019 payment. The last payment was received on xx/xx/2019 in the amount of $xxx51 which was applied for the due date of xx/xx/2019. The current UPB per the payment history is in the amount of xx.	Collections Comments:According to the collection comments the loan is in collections. Review of the payment history reflects the loan is currently 3 months delinquent and due for the xx/xx/2019 payment. The last payment was received on xx/xx/2019 in the amount of $xxx51 which was applied for the due date of xx/xx/2019. The current UPB per the payment history is in the amount of xx.
A loan modification agreement was made on xx/xx/2015 betweenxxwith a new principal balance in the amount of xx to be paid at a fixed rate of 5.125% with a P&I payment for $xxx39 beginning xx/xx/2015 until the maturity date of xx/xx/2042.
The loan was previously modified on xx/xx/2012.
Borrower previously filed a Chapter 7 Bankruptcy with case #xx on xx/xx/2016 that was discharged on xx/xx/2016.
Review of the servicing comments reflect the co-borrower called the servicer on xx/xx/2019 and said her husband (borrower) was laid off in March so she was going to fill out a package for assistance and send in the documentation to be reviewed.
Package and all documentation was received on xx/xx/2019 and the file was sent for review.  On xx/xx/2019, comments reflect the workout was denied due to loan being affordable, payment below 31%.  Borrower was advised of the xx and he stated he would be sending in 2 payments or making PBP on Thurs. xx/xx/2019.

Update:
As per the servicing comment dated xx/xx/2021, modification agreement effective date on xx/xx/2021 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of $xxx04 with a modified interest rate of 5.25% starting on xx/xx/2021 and continuing until the new maturity date of xx/xx/2041. There is no deferred balance and principal forgiven amount.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower previously filed a Chapter 7 Bankruptcy with case #xx on xx/xx/2016 that was discharged on xx/xx/2016.	A loan modification agreement was made on xx/xx/2015 between xx and Lender xx xx, xx with a new principal balance in the amount of xx to be paid at a fixed rate of 5.125% with a P&I payment for $xxx39 beginning xx/xx/2015 until the maturity date of xx/xx/2042.
The loan was previously modified on xx/xx/2012.	Affiliated Business Disclosure	2: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Required Affiliated Business Disclosure form is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.
The chain of the assignment has been completed. The latest assignment is with xx xx, N. A. which was recorded on xx/xx/2017.
There is a junior xx in the favo ofxx in the amount of xx which was recorded on xx/xx/1993 with the xx
There is a civil judgment in the favor of the people of thexx in the amount of $xxxch was recorded on xx/xx/2010.
There are two civil judgments in the favor ofxx in the total amount of $xxxch was recorded on xx/xx/2018 and xx/xx/2019.
Annual installment of xx jurisdiction tax of 2019 has been paid in the amount of $xxxxx/xx/2019.
1st installment of combined jurisdiction tax of 2019 has been paid in the amount of $xxxxx/xx/2019.
2nd installment of combined jurisdiction tax of 2019 is due in the amount of $xxxxx/xx/2019.
Annual installment of utility jurisdiction tax of 2019 has been delinquent in the amount of $xxxch was due on xx/xx/2019.	According to the review of payment history as of xx/xx/2019, the borrower has been delinquent for 54 months. The last payment was received on xx/xx/2018 which was applied for the due date of xx/xx/2016 and the next due date for payment is xx/xx/2015. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected in the amount of xx.	Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for 54 months. The last payment was received on xx/xx/2018 which was applied for the due date of xx/xx/2016 and the next due date for payment is xx/xx/2015. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected in the amount of xx.
As per the comment dated xx/xx/2018, the reason for default is loss of income.
The loan modification agreement was made between (borrower) xx. on xx/xx/2012.
The servicing comment dated xx/xx/2019  shows that the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2016. As per the comment dated xx/xx/2018, the complaint was filed on xx/xx/2018. The lis pendens was filed on xx/xx/2018. As per the comment dated xx/xx/2019, the judgment was entered on xx/xx/2019. As per the comment dated xx/xx/2019, the sale has been scheduled for xx/xx/2019. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter 13 with the case # xx on xx/xx/2019.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case # xx on xx/xx/2019. As per the chapter 13 plan, the debtor sxxpay to the trustee the sum of $xxx per month for 36 months. The POC was filed on xx/xx/2019 with the secured claim amount of xx and the arrearage is in the amount of xx. The date of the last filing is xx/xx/2019.	This loan modification agreement was made between (borrower)xx
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 7.250% and new P&I is in the amount of $xxx beginning from xx/xx/2012. The maturity is xx/xx/2023. The balloon payment of xx will be due on the maturity date.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Missing Required State Disclosures Note	3: Curable	* Lost Note Affidavit (Lvl 3) "A Lost Note affidavit found in the loan file atxx, Which states that the Original Note has been misplaced and/Or Lost."
* Note is missing or unexecuted (Lvl 3) "A Lost Note affidavit found in the loan file atxx, Which states that the Original Note has been misplaced and/Or Lost. The loan has been modified on xx/xx/2012."	* Application Missing (Lvl 2) "Final 1003/application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file.
1.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2.NY Interest Rate Disclosure
3.NY Hazard Insurance  Disclosure
4.Tax Escrow Account Designation
5.xx Bankers and Exempt Organizations Preapplication
6.Co-Signer Notice Requirements
7.Default Warning Notice
8.Commitment Disclosure
9.Lock-in Disclosure
10.Expiration of Lock-in or Commitment Period"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx. The chain of assignment has been completed.
Per the Updated Title Report dated xx/xx/2019, the co-borrower,xx, is deceased. The date of death reflects as xx/xx/2012. However, the death certificate is missing from the loan file.  The title searchers notes show Probate was recorded on xx/xx/2012 in xx.
Subject loan co-borrower is xx.  Additionally, subject loan co-borrower had filed Chapter 13 Bankruptcy on xx/xx/2015 that is still active.  It appears to be an error on the updated title report.  Both subject loan borrowers,xx, do not appear deceased.
There are 3 child support liens open against the subject borrower which one is in the amount of $xxxch was recorded on xx/xx/1999, second one is in the amount of $xxxch was recorded on xx/xx/1999 and third one is in the amount of $xxxch was recorded on xx/xx/1999. And also one credit card judgment opens against the subject borrower in the amount of xx which was recorded on xx/xx/2011. The subject property is located in Florida (Super lien state) state. Annual combined taxes of 2018 have been paid in the amount of $xxx prior year delinquent taxes have been found pending.
Review of payment history as of xx/xx/2019 shows that the borrower is 5 months delinquent and due for the xx/xx/2019 payment. The last payment was received on xx/xx/2019 in the amount of $xxx79 that was applied to the xx/xx/2019 payment with the remaining $xxx placed into suspense. As per payment history, the current P&I is $xxx, PITI is $xxx, and the current unpaid principal balance is xx.	Collections Comments:The loan is currently in Bankruptcy. Review of payment history as of xx/xx/2019 shows that the borrower is 5 months delinquent and due for the xx/xx/2019 payment. The last payment was received on xx/xx/2019 in the amount of $xxx79 that was applied to the xx/xx/2019 payment with the remaining $xxx placed into suspense. As per payment history, the current P&I is $xxx, PITI is $xxx, and the current unpaid principal balance is xx.
The loan was modified on xx/xx/2013 with new principal balance of xx. The borrower promises to pay the new modified P&I of $xxx with the new fixed interest rate of 7.5% beginning xx/xx/2013 until the new maturity date of xx/xx/2027.
The borrowerxx had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2015.  Schedule D of xxx dated xx/xx/2015 shows that the amount of secured claim without deducting the value of collateral is xx and the value of collateral that supports this claim is xx leaving an unsecured portion for $xxxper the Amended Chapter 13 Plan filed xx/xx/2015, the debtor sxxpay $xxx81 for 60 months.
Per the Updated Title Report dated xx/xx/2019, the co-borrower, xx, is deceased; date of death reflects xx/xx/2012 however the death certificate is missing from the loan file.  The title searchers notes show Probate, recorded on xx/xx/2012 inxx
Subject loan co-borrower isxx.  Additionally, subject loan co-borrower filed a Chapter 13 Bankruptcy on xx/xx/2015 that is still active.  It appears to be an error on the updated title report.  Both subject loan borrowers, xx, do not appear deceased.
The subject property is occupied with no visible damages.

Update:
No additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2015. Schedule D of xxx dated xx/xx/2015 shows that the amount of secured claim without deducting the value of collateral is xx and the value of collateral that supports this claim is xx leaving an unsecured portion for $xxxper the Amended Chapter 13 Plan filed xx/xx/2015, the debtor sxxpay $xxx81 for 60 months.	The loan was modified on xx/xx/2013 with new principal balance of xx. The borrower promises to pay the new modified P&I of $xxx with the new fixed interest rate of 7.5% beginning xx/xx/2013 until the new maturity date of xx/xx/2027.	Affiliated Business Disclosure Missing Required State Disclosures	3: Curable	* Lost Note Affidavit (Lvl 3) "The file contains an Affidavit of Lost Note on pg.2208 dated xx/xx/2013 that states the Original Note was lost or destroyed."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is Moderate due to TILA finance charge test fail & seller paid finance points & fees exception fail."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test fail:
Loan data is xx, Comparison data is xx & Variance is -$xxx."
* Missing Required State Disclosures (Lvl 2)     "Following are the required state disclosures which are missing from the loan file.
1. Anti-Coercion Notice.
2. Title Insurance Disclosure.
3. Radon Gas Disclosure.
4. Insurance Sales Disclosure."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2019, the subject xx was originated on xx.33 with xx., which was recorded on xx/xx/2006 inxx. The chain of xx assignment is not found. Currently, the xx assignment is with xx. There is a junior xx open against the subject property in favor of xx in the amount of $xxxich was recorded on xx/xx/2006 with xx. There are liens and judgments these are as follows: 1) There is a federal tax lien open against the borrower xx in the favor of xx in the amount of xx which is recorded on xx/xx/2012. 2) There is a Municipality Claim (Real Estate tax lien) active against the subject property in the favor of xx in the amount of $xxxch is recorded on xx/xx/2018. 3) There are two criminal judgments open against the borrower xxin the favor ofxxin the total amount of xx which were recorded on xx/xx/2017 & xx/xx/2017. 4) There is a civil judgment open against the borrower in the favor ofxx in the amount of $xxxch was recorded on xx/xx/2017.	The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2019. The delinquency has been done for 2 months. The last payment was received on xx/xx/2019 in the amount of $xxx and it was applied for the due date of xx/xx/2019. The current P&I is $xxx and interest rate is 2.00%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy. According to the xxx, xx(borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. Schedule D in xxx dated xx/xx/2018 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as $xxxwas filed by xx xx, NA on xx/xx/2018, in the secured claim amount of xx and an arrearage in the amount of $xxx. Chapter 13 plan was filed on xx/xx/2018. Amended Chapter 13 Plan xx/xx/2019, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xxx and regular payment will be paid directly to creditor. This plan was confirmed on xx/xx/2019. Also, as per xxx xx (Co-borrower) had filed the bankruptcy under chapter 7 on xx/xx/2019 with the case# xx. This bankruptcy case was discharged on xx/xx/2019 and it was terminated on xx/xx/2019. No foreclosure proceedings have been found in the recent 24 months. According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. Schedule D in xxx dated xx/xx/2018 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as $xxxwas filed by xx, NA on xx/xx/2018, in the secured claim amount of xx and an arrearage in the amount of $xxx. Chapter 13 plan was filed on xx/xx/2018. Amended Chapter 13 Plan xx/xx/2019, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xxx and regular payment will be paid directly to creditor. This plan was confirmed on xx/xx/2019. Also, as per xxxxxCo-borrower) had filed the bankruptcy under chapter 7 on xx/xx/2019 with the case# xx. This bankruptcy case was discharged on xx/xx/2019 and it was terminated on xx/xx/2019.	The loan modification agreement was made between borrowers and xx with the new modified unpaid principal balance xx. The interest bearing amount was xx with step rate starting interest rate was 2.00% and the modified P&I was $xxx beginning on xx/xx/2016. The step rate was in 7 steps ending at rate 7.490% and P&I will be $xxx95 applicable from xx/xx/2026 to maturity date xx/xx/2056.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease risk indicator is moderate due to This loan failed the TILA finance charge test.  This loan failed the TILA rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. Loan data is xx, comparison data is xx and variance is -$xxx. This loan failed the TILA rescission finance charge test. Loan data is xx, comparison data is xx and variance is -$xxx."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by borrower."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019, shows that the subject xx was originated on xx.
The chain of the assignment has been complet xx in the amount of xx which was recorded on xx/xx/2007.
There is a junior xx in the favor of xx in the amount of xx which was recorded on xx/xx/2016.
No active judgments or liens have been found.
1st installment of combined jurisdiction tax of 2018/2019 has been paid in the amount of $xxxxx/xx/2018.
2nd installment of combined jurisdiction tax of 2018/2019 has been paid in the amount of $xxxxx/xx/2019.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2019, the borrower has been delinquent for 1 month. The last payment was received on xx/xx/2019, which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx76 and PITI is in the amount of $xxx63. The UPB reflected as per the payment history is in the amount of xx.
Collections Comments:As per the review of the servicing comments, the loan is in the collection and the borrower has been delinquent for 1 month. The last payment was received on xx/xx/2019, which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx76 and PITI is in the amount of $xxx63. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/2019, the reason for default is kid expenses and house repairs.
The Step modification agreement was signed between the borrower xx and the lender xx
No evidence has been found in the available servicing comments regarding foreclosure.
As per the collection comments, the bankruptcy has not been filed.
As per the comment dated xx/xx/2019, the subject property needs repairs. The pipe in the bathroom is broken and pool pump is broken. No further details have been found.
As per the comment dated xx/xx/2019, the subject property has been occupied by the owner. The latest BPO is not available.

Update:
As per servicing comment dated xx/xx/2023, the borrower filed for bankruptcy under Chapter 7 with case #xx on xx/xx/2009. No further information is available to understand the current status of foreclosure process.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This Step modification agreement was signed between the borrower xx, LP on xx/xx/2010.
The Unpaid Principal Balance is xx with interest rate 3.750% which steps up in 2 steps ending at 4.750%. The borrower promises to pay the monthly P&I of $xxx80 beginning from xx/xx/2010. The maturity is xx/xx/2050.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD-1 along with estimated HUD-1 and itemization is missing from the loan file."	* Application Missing (Lvl 2) "Final 1003/application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Uniform Appraisal report is missing in the loan file, however, values are updated as per 1008."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file"
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file.
1.Impound Account Disclosure
2.Cosigner Notice
3.Private xx Insurance Disclosure
4.Hazard Insurance Disclosure
5.Insurer RecommendationDisclosure
6.Anti-Tying Disclosure
7.Privacy Notice
8.Notice of Right to Copy of Appraisal
9.Application for Credit-Married Persons
10.Fair Debt Collection Notice
11.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, with the lender xx No assignment has been found; however, the current assignment is with the lender xx No active judgments and liens have been found. The tax certificate is not available.	According to a review of the payment history as of xx/xx/2019, the borrower is currently delinquent for 2 months and the next due date for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx, which was applied for the due date of xx/xx/2019. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019, in the amount of $xxx which was applied for xx/xx/2019. The UPB reflected in the payment history is in the amount of xx.
The reason for the default of the borrower was a curtailment of income.
No loss mitigation activity has been initiated.
No foreclosure activity has been found.
As per the comment dated xx/xx/2017, the damaged check in the amount of $xxx was mailed to the debtor; however, no comments regarding date of loss, insurance claim, and loss draft have been found from the collections comments. No further details have found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the borrower  “xx” had filed for bankruptcy under Chapter-13 with case#xx on xx/xx/2015 and the plan was confirmed on xx/xx/2017. The POC(Claim#4-1) was filed by the creditor  xx,xxx on xx/xx/2018 with the POC amount of xx and the amount of arrearage is xx; however, the amended POC(claim#12-2) was filed by the creditor with the claim amount of xx and amount of arrearage is $xxxer the order confirming chapter 13 plan the debtor was supposed to pay to the trustee on the confirmation date in the amount of $xxx00 and the remaining 44 months in the amount of $xxx. The motion for relief was filed by the creditor  xx, xx on xx/xx/2016 as the debtor had failed to make the post-xx payments total in the amount of $xxx61 from 09/2015 to 02/2016; however, as per the stipulation on MRF was filed on xx/xx/2016 and it was terminated.  No comment has been found indicating a cram-down.  Last time bankruptcy was filed on xx/xx/2019.

This modification agreement was made between Lenderxx. As per the modified term, the new principal balance is xx. The borrower promises to pay $xxx monthly with a modified rate of interest 3.500 % beginning from xx/xx/2016 with a maturity date of xx/xx/2032.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$298.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019, shows that the subject xx was originated on xx.17, with Sovereign xx, a Federal xx.
The chain of assignment has not been provided.
There is a junior xx on the subject property originated on xx.00.
There are three state tax liens against the borrower in favor ofxx in the total amount of xx.
There is a civil judgment against the borrower in favor of xx
There is a civil judgment against the borrower in favor of xx

2019 first half taxes are paid in the amount of $xxx 2nd, 3rd, 4th half taxes are due in the same amount.
 No prior delinquent taxes are found.
According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 14 months. The last payment was received on xx/xx/2018. The payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the servicing comments, the loan is in foreclosure. According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 14 months. The last payment was received on xx/xx/2018. The payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.

The loan has been modified once since origination between borrower xx
The foreclosure was initiated. The file was referred to an attorney on xx/xx/2018 and the complaint was filed on xx/xx/2019. The service was completed on xx/xx/2019. No further details have been found.
The borrower had not filed bankruptcy.
As per the collection comments, the subject property is owner occupied. No damage has been found in latest collection comments.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2018 and the complaint was filed on xx/xx/2019. The service was completed on xx/xx/2019. No further details have been found.
Bankruptcy Comments:Not Applicable	The loan has been modified once since origination between borrowerxx. According to the modified terms, the new principal balance is in the amount of xx. The borrower promises to pay $xxx with the starting rate of interest 5.375% beginning from xx/xx/2017. The new maturity date is xx/xx/2057.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the home loan late charge test.
The home loan charges a late payment fee of 10.000%, which is more than the allowed maximum of 5% of the amount of the payment past due."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure and List of servicer provider is missing from loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject xx is located at New Jersey state. However, below Disclosures are missing from loan file.
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application
Choice of Insurer Disclosure
Private Well Testing
Tax Bill Information
Attorney Disclosure II
Unacceptability of Insurance Notice
NJ Attorney Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2017, the subject xx was originated on xx. The chain of assignment has been completed.
There is water/sewer lien against the subject property of amount $xxxfavor ofxx Authority recorded on xx/xx/2017.  The property is located in PA which is a Super Lien State under the xx
The Annual Tax Amount is $xxxNo prior year’s delinquent taxes have been found pending.
The Payment History dated xx/xx/2019 reveals that the borrower is currently 3 months delinquent and due for the xx/xx/2019 payment. The last payment was received in the amount of $xxx on xx/xx/2019 which was applied to the xx/xx/2019 payment. The current unpaid principal balance per the payment history is in the amount of xx.	Collections Comments:The Payment History dated xx/xx/2019 reveals that the borrower is currently 3 months delinquent and due for the xx/xx/2019 payment. The last payment was received in the amount of $xxx on xx/xx/2019 which was applied to the xx/xx/2019 payment. The current unpaid principal balance per the payment history is in the amount of xx.
The loan modification agreement was made between “xx (Borrower) and “xx” (Lender) on xx/xx/2018. The first modified payment was due for the date xx/xx/2018 and the new maturity date will be xx/xx/2036. The new Modified Unpaid Principal Balance is xx. Borrower promises to pay P&I of $xxx monthly with a interest rate of 5.625%.
According to the review of collection comments and loan file, the prior foreclosure action was initiated in 2017 with case# xx.  According to the "Notice of Sheriff's Sale" located at "xx", the sale of the subject property was scheduled for xx/xx/2018 however, the loan was successfully modified on xx/xx/2018 and the foreclosure was dismissed.
The borrower had filed bankruptcy under the chapter 7 case #xx on xx/xx/2011.  The debtor was discharged on xx/xx/2012 and the case was fully terminated on xx/xx/2012.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
Foreclosure Comments:According to the review of collection comments and loan file, the prior foreclosure action was initiated in 2017 with case# xx.  According to the "Notice of Sheriff's Sale" located at "xx", the sale of the subject property was scheduled for xx/xx/2018 however, the loan was successfully modified on xx/xx/2018 and the foreclosure was dismissed.
Bankruptcy Comments:The borrower had filed bankruptcy under the chapter 7 case #xx on xx/xx/2011. The debtor was discharged on xx/xx/2012 and the case was fully terminated on xx/xx/2012.	The loan modification agreement was made between “xx. The first modified payment was due for the date xx/xx/2018 and the new maturity date will be xx/xx/2036. The new Modified Unpaid Principal Balance is xx. Borrower promises to pay P&I of $xxx monthly with a interest rate of 5.625%.	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at “xx”, which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file located at “xx”."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is Moderate due to TILA failed for Finance Charge Test and Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test failed for Finance Charge Test. As per loan data the Finance Charge is xx. However comparison data is xx and variance is -$xxx.
								ComplianceEase TILA Test failed for Foreclosure Rescission Finance Charge Test. As per loan data the Foreclosure Rescission Finance Charge is xx. However comparison data is xx and variance is -$xxx."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00 with the lender xx.
The chain of assignment has not been completed as no assignment has been done by xx However, the assignment should be with xx
No active liens and judgments have been found.
There is one senior xx originated on xx.00 which was recorded on xx/xx/2004.
The combined taxes of 2018 have been paid in the amount of $xxxe combined taxes of 2019 are due in the amount of $xxx delinquent taxes have been found for the prior year.

According to the payment history, the borrower has been delinquent for 5 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and the next due date for the payment is xx/xx/2019. According to the xxx, the borrower had filed the bankruptcy under chapter-13 with the case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2018 with the secured claim amount of xx and the arrearage amount is xx. According to the order confirming chapter 13 plan, the debtor sxxpay $xxx00 for April 2018 and May 2018 then $xxx00 beginning June 2018. As per order on trustee's motion to modify plan filed on xx/xx/2019, the plan payments are increased to $xxxer month effective April 2019. The Schedule-D in xxx shows that $xxxas an unsecured portion out of claim amount of xx and the value of the collateral is xx. No comment indicating a cram down has been found. The date of the last filing the bankruptcy was xx/xx/2019. The foreclosure was initiated and according to the comment dated xx/xx/2017 the file was referred to an attorney on xx/xx/2017. The sale was scheduled on xx/xx/2018. However, the foreclosure was put on hold as the borrower had filed the bankruptcy under chapter 13 on xx/xx/2018 with case# xx. According to the payment history, the borrower has been delinquent for 5 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx. No damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated and according to the comment dated xx/xx/2017 the file was referred to an attorney on xx/xx/2017. The sale was scheduled on xx/xx/2018. However, the foreclosure was put on hold as borrower had filed the bankruptcy under chapter 13 on xx/xx/2018 with case# xx.
Bankruptcy Comments:According to the xxx, the borrower had filed the bankruptcy under chapter-13 with the case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2018 with the secured claim amount of xx and the arrearage amount is xx. According to the order confirming chapter 13 plan, the debtor sxxpay $xxx00 for April 2018 and May 2018 then $xxx00 beginning June 2018. As per order on trustee's motion to modify plan filed on xx/xx/2019, the plan payments are increased to $xxxer month effective April 2019. The Schedule-D in xxx shows that $xxxas an unsecured portion out of claim amount of xx and the value of the collateral is xx. No comment indicating a cram down has been found. The date of the last filing the bankruptcy was xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxhis loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Missing Required Disclosures (Lvl 2)     "The list of service provider's disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following state disclosures are missing from the loan file.
1.Amortization Schedule Disclosure.
2.Credit Property Insurance Disclosure.
3.Fee Agreement.
4.Priority of Security Instrument Disclosure.
5.Attorney Selection Disclosure."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "The ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx., which was recorded on xx/xx/2005 with xx
The chain of the assignment has not been found. However, it should be with xx xx.
There is a junior xx in the amount of $xxx the favor of xx which was recorded on xx/xx/2006 in xx
There is an IRS Lien in the amount of $xxx the favor ofxxwhich was recorded on xx/xx/2017 with Instrument xx
There is a State tax Lien in the amount of $xxxthe favor of xx
There is a civil Judgment against in the amount of $xxx.68 in the favor of xx	According to the review of payment history as of xx/xx/2019, the borrower has been delinquent for 13 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx15 and PITI is in the amount of $xxx32. The UPB reflected in the amount of xx.	Collections Comments:As per the review of the servicing comments, the loan is in bankruptcy and the borrower has been delinquent for 13 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx15 and PITI is in the amount of $xxx32. The UPB reflected in the amount of xx.
The reason for default is unable to be determined from the latest collection comments.
The loan has never been modified since origination.
Recent servicing comments do not reflect any damage pertaining to the subject property. As per the comments, the subject property has been occupied by the tenant and it is in good condition.

Update:
The foreclosure was initiated with the loan. As per servicing comment dated xx/xx/2024, foreclosure on hold due to bankruptcy.
Foreclosure Comments:The foreclosure was initiated on the subject property. The file was referred to an attorney on xx/xx/2018 and the complaint was filed on xx/xx/2018. The judgment was entered on xx/xx/2019. As per the comment dated xx/xx/2019, the sale has been postponed from xx/xx/2019 to xx/xx/2019. As per the comment date xx/xx/2019, the sale has been scheduled on xx/xx/2019. However, the foreclosure was put on hold as the borrower xxxhad filed bankruptcy on xx/xx/2019 under chapter 13 with case # xx. The date of the last filing is xx/xx/2019.
Bankruptcy Comments:The borrower xx had filed bankruptcy on xx/xx/2019 under chapter 13 with case # xx. As per the chapter 13 plan, the debtor sxxpay to the trustee the sum of $xxx00 per month for 60 months. The POC was filed on xx/xx/2019 with the secured claim amount of xx and the arrearage is xx. The date of the last filing is xx/xx/2019.	Not Applicable	Affiliated Business Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxxThis loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxx Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated by borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 states that the subject xx was originated in the amount of xx on xx/xx/2005 with  xx, which was recorded on xx/xx/2005.
The chain of assignment is missing. However, the assignment is missing with thexx
There is active junior xx in the amount of xx which was recorded on xx/xx/2007 in the favor ofxx
Annual taxes have been paid in the amount of $xxxNo prior year delinquent taxes have been found for the prior year.
Review of the payment history provided as of xx/xx/2019 reveals that borrower is delinquent for 1 month. The last payment was received in the amount of $xxx30 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is currently in Collection.
Review as per servicing comments as of xx/xx/2019 state that the borrower is delinquent for 1 month as the borrower is not paying the P&I regularly. The last payment was received in the amount of $xxx30. The payment history states that the current UPB is xx.
As per comments dated xx/xx/2019, the reason for default that borrower has stated is she is single mom and had to pay for her daughter tution.
No foreclosure activity has been found.
The borrower had filed the bankruptcy and the current status of that case is discharged and the case was terminated.
 Borrower wants to keep the property. Available servicing comments dated xx/xx/2019 shows that the subject property is owner occupied and is in good condition. No damages have been observed.

Update:
No additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Debtor has filed Bankruptcy under chapter-7 on xx/xx/2013 with the case# xx. Bankruptcy case has been discharged on xx/xx/2013 and terminated on xx/xx/2013. According to schedule D of the xxx, the amount of secured claim is $xxxd the value of collateral that supports this claim is xx. However, the unsecured portion is $xxx.53. Did not see any comment regarding the property had a cramdown.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The compliance risk indicator is moderate as this loan failed the TILA finance charge test and TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data: xx Comparison Data:xx Variance: -$xxx26.
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data: xx Comparison Data: xx Variance:
-$xxx26.This loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow acct disclosure is missing from the loan files."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file.
1.Lead-Based Paint Disclosure
2.xx Loan Application Disclosure
3.Carbon Monoxide Alarms
4.MA Smoke Detector Certificate
5.Notice of the Specific Reason for Denial of Credit
6.Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2019 reflects that the subject xx was originated on xx.00, which was recorded on xx/xx/2006.
No assignment has been found; however, the current assignment is with the lender xx.
No active liens and judgments have been found against the borrower and the property.
First, second and third utility installment taxes for the year of 2019 have been paid on xx/xx/2019, xx/xx/2019 and xx/xx/2019 respectively in the amount of $xxxxxnd $xxxpectively and 4th installment taxes are due on xx/xx/2019 in the amount of $xxxrst, second and third city installment taxes for the year of 2019 have been paid on xx/xx/2019, xx/xx/2019 and xx/xx/2019 respectively in the amount of $xxxxxnd $xxxpectively and 4th installment taxes are due on xx/xx/2019 in the amount of $xxxrst and second city taxes for the year of 2020 are due on xx/xx/2010 and xx/xx/2020 respectively.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2019, the borrower is currently delinquent for 6 months and the next due date for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx, which was applied for the due date of xx/xx/2018. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019, in the amount of $xxx which was applied for xx/xx/2018. The UPB reflected in the payment history is in the amount of xx.
The reason for the default of the borrower was a curtailment of income.
No loss mitigation activity has been initiated.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated in 2017 and the file was referred to the attorney on xx/xx/2017. The notice of lis pendency was filed by the creditor  xx, xx with the foreclosure xx; however, the foreclosure was put on hold as the borrower  “xx” had filed for bankruptcy under Chapter-13 with case#xx on xx/xx/2017.
Bankruptcy Comments:According to the xxx report, the borrower “xx” had filed for bankruptcy under Chapter-13 with case#xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018. The POC was filed by the creditor xx, NA on xx/xx/2017 with the POC amount of xx and the amount of arrearage is xx. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee in the amount of $xxx for the period of 60 months for the total amount of xx to the trustee. The motion for relief from the automatic stay was filed by the creditor xx, xx on xx/xx/2017 as the debtor had failed to make the post-xx payments; however, the order on resolving the motion to vacate stay and motion to dismiss was filed on xx/xx/2018. No comment has been found indicating a cram-down. Last time bankruptcy was filed on xx/xx/2019.	The step modification agreement was made on xx/xx/2014 between the borrower xx The new modified principal Balance is xx with interest rate 2.00% which steps up in 5 steps ending at 4.2505%. The borrower promises to pay the monthly P&I of $xxx beginning from xx/xx/2014 and the maturity is dated xx/xx/2054.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at New Jersey state. The following required state disclosures are missing from the loan file.
1.NJ Attorney Disclosure
2.Unacceptability of Insurance Notice
3.Attorney Disclosure II
4.Tax Bill Information
5.Private Well Testing
6.Choice of Insurer Disclosure
7.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 states that the subject xx was originated on xx.00.
The chain of assignment is completed. The tax certificate is ordered.
No active judgments or liens have been found.
According to the payment history as of xx/xx/2019 shows that borrower is delinquent for 24 month. The last payment received on xx/xx/2019, the payment applied date was xx/xx/2017 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxx and PITI is in the amount of$xxxhe UPB reflected as per the payment history is in the amount of xx.

Collections Comments:As per servicing collection comments, the loan is in Bankruptcy. According to the payment history as of xx/xx/2019 shows that borrower is delinquent for 24 month. The last payment received on xx/xx/2019, the payment applied date was xx/xx/2017 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxx and PITI is in the amount of$xxxhe UPB reflected as per the payment history is in the amount of xx.
The reason for default is Unemployment. The subject property is owner occupied
 As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Update:
As per the servicing comment dated xx/xx/2023, the reason for default is job lost.
The foreclosure was initiated with the loan. As per servicing comment dated xx/xx/2022, foreclosure on hold due to bankruptcy and sheriff sale is currently scheduled for xxxst, 2022. As per servicing comment dated xx/xx/2022, the foreclosure sale was cancelled and foreclosure put on hold.

Foreclosure Comments:As per tape data the foreclosure was initiated. The file was referred to an attorney on xx/xx/2018. As per the collection comment dated  xx/xx/2018 the sale was scheduled on xx/xx/2018.However the foreclosure was put on hold due to bankruptcy which was filed on xx/xx/2018.
Bankruptcy Comments:According to the xxx, the borrower had filed for bankruptcy under chapter-13 with the case#xx on xx/xx/2018. The date of the last filing the bankruptcy is xx/xx/2019. The plan was confirmed on xx/xx/2019.  POC was filed on xx/xx/2018, in the secured claim amount of xx and the arrearage amount is xx.

Not Applicable	Affiliated Business Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.

This loan failed the seller-paid points and fees exception test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: Result: FAIL; Loan Data:  xx; Comparison Data:  xx; Variance: -$xxx.

GSE (xx public guidelines) Seller Paid Points and Fees Exception Test: Fail.

This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxThis loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for
"Seller-Paid Points and Fees.""
* GSE Points and Fees Test Violations (Lvl 2)     "GSE (xx public guidelines) Seller Paid Points and Fees Exception Test:

GSE (Freddie Mac public guidelines) Seller Paid Points and Fees Exception Test:

This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required Disclosures (Lvl 2)     "?List of Services Providers is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.
The chain of assignment has been completed. The loan was originated with xx However, no further assignments have been found in the updated title report.
There is an active xx prior to the subject xx, in the favor of xx, which was recorded on xx/xx/2003 in the amount of xx.
There are two civil judgment against the borrower as follows:
First in the favor of  xx, in the amount of $xxxch was recorded on xx/xx/2009.
Second in the favor of xx, in the amount of $xxxch was recorded on xx/xx/2011.
The first and second installments School taxes of 2020 are due on xx/xx/2019 in the amount of $xxx on xx/xx/2020 in the amount of $xxxpectively.
No prior year's delinquent taxes have been found.	According to the review of payment history as of xx/xx/2019, the borrower has been delinquent for 36 months and the next due date for the payment is xx/xx/2016. The last payment was received on xx/xx/2019 in the amount of $xxx17, which was applied for the due date of xx/xx/2016. The current UPB reflected as per the payment history is in the amount of xx.

Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy.
According to the review of payment history as of xx/xx/2019, the borrower has been delinquent for 36 months and the next due date for the payment is xx/xx/2016. The last payment was received on xx/xx/2019 in the amount of $xxx17, which was applied for the due date of xx/xx/2016. The current UPB reflected as per the payment history is in the amount of xx.
The reason for default has not been mentioned in the latest collection comments.
The subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Foreclosure Comments:As per the comment history dated xx/xx/2018 , the foreclosure was initiated and the complaint was filed on xx/xx/2014. The service was completed on xx/xx/2014. The judgment was entered on xx/xx/2017 in the amount of xx. However, the foreclosure was put on hold as the borrowerxx had filed bankruptcy under chapter 13 with the case # xx on xx/xx/2017 and the plan was confirmed on xx/xx/2019.
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter 13 with the case # xx on xx/xx/2017. The POC was filed on xx/xx/2017 with the claim amount of xx and the amount arrearage was xx. The plan was confirmed on xx/xx/2019. As per the chapter 13 plan, the debtor sxxpay to the trustee the sum of $xxx per month for 22 months and $xxxr month for 38 months. The date of the last filing was xx/xx/2019.	This step modification agreement was signed between the borrower xx
The unpaid principal balance was xx with the interest rate of 2.00% which steps up in 7 steps ending at 7.375%. The borrower promises to pay the monthly P&I of $xxx60 beginning from xx/xx/2010. The maturity is xx/xx/2050.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL, Loan Data: xx, Comparison Data xx and Variance -$xxx.
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Foreclosure Rescission Finance Charge Test: FAIL, Loan Data: xx, Comparison Data: xx and Variance -$xxx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxx Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing from the loan file:
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice.
2. NY Interest Rate Disclosure.
3. NY Hazard Insurance  Disclosure.
4. Tax Escrow Account Designation.
5. xx Bankers and Exempt Organizations Pre-application.
6. Co-Signer Notice Requirements.
7. Default Warning Notice.
8. Commitment Disclosure.
9. Lock-in Disclosure.
10. Expiration of Lock-in or Commitment Period."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the xx was originated on xx.
The chain of xx assignment is not found. Currently, the xx
No active judgments or liens have been found.
First town taxes of 2020 have been paid in the amount of $xxxcond town taxes of 2020 are due on11/xx/2019 in the amount of $xx.	The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2017. The delinquency has been done for 26 months. The last payment received date is not available in the provided payment history. Last payment was applied for the due date of xx/xx/2017. The current P&I is $xxx45 and interest rate is 5.875%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in foreclosure.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2017. The delinquency has been done for 26 months. The last payment received date is not available in the provided payment history. Last payment was applied for the due date of xx/xx/2017.
Available servicing comment and documents in file reveal that loan is in foreclosure since 2018. Collection comment dated xx/xx/2018 states that foreclosure was referred to attorney completed on xx/xx/2018. Foreclosure was put on hold due to title issue resolution for partial interest on xx/xx/2017. Comment dated xx/xx/2018 states that there was ongoing litigation for partial interest. Comment dated xx/xx/2019 states that foreclosure complaint was filed on xx/xx/2019. Foreclosure judgment was entered on xx/xx/2019. Comment dated xx/xx/2019 states that file was in review for sale date xx/xx/2019 and a date will be set as soon as possible. Follow up was scheduled on xx/xx/2019.
Previously, the foreclosure was started in the loan by referring xx to attorney on xx/xx/2017. Foreclosure complaint xx was filed on xx/xx/2018 with the case# xx. Comment dated xx/xx/2018 states that foreclosure was closed due to loss mitigation.
No bankruptcy filing has been found by borrower.
According to collection comment, no damages or repairs have been found.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2018. Collection comment dated xx/xx/2018 states that foreclosure was referred to attorney completed on xx/xx/2018. Foreclosure was put on hold due to title issue resolution for partial interest on xx/xx/2017. Comment dated xx/xx/2018 states that there was ongoing litigation for partial interest. Comment dated xx/xx/2019 states that foreclosure complaint was filed on xx/xx/2019. Foreclosure judgment was entered on xx/xx/2019. Comment dated xx/xx/2019 states that file was in review for sale date xx/xx/2019 and a date will be set as soon as possible. Follow up was scheduled on xx/xx/2019.
Previously, the foreclosure was started in the loan by referring xx to attorney on xx/xx/2017. Foreclosure complaint xx was filed on xx/xx/2018 with the case# xx. Comment dated xx/xx/2018 states that foreclosure was closed due to loss mitigation.

		Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, in favor of xx
The loan has not been assigned. The current assignment is with xx
No active mortgages, liens, and judgments were found.
No prior year delinquent taxes have been found.	According to the review of payment history as of xx/xx/2019, the borrower is delinquent for 18 months. The last payment was received on xx/xx/2019, the payment was applied to xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx99. The UPB reflected in the payment history is in the amount of xx.	Collections Comments:The loan is currently in foreclosure. According to the review of payment history as of xx/xx/2019, the loan is delinquent for 18 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx99. The UPB reflected in the payment history is in the amount of xx.
The reason for default is unavailable.
As per the servicing comment dated xx/xx/2019, the subject property is owner occupied. No damages or repairs have been found.

Foreclosure Comments:The foreclosure was initiated. The file was referred to attorney on xx/xx/2018 and the complaint was filed on xx/xx/2018. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2018. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower "xx" had filed bankruptcy under Chapter-13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is xx. The chapter 13 plan was confirmed on xx/xx/2018 and the debtor sxxpay P&I to the trustee in the amount of $xxx for 12 months and $xxx for 48 months beginning from xx/xx/2018. The motion for relief was filed on xx/xx/2019 and order on xxx was granted on xx/xx/2019. There is no comment indicating a cram down. Date of last filing is xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller paid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for "Seller-Paid Points and Fees.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the seller-paid points and fees exception test."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
1.NJ Application Disclosure
2.Delivery Fee Authorization
3.NJ Attorney Disclosure
4.Unacceptability of Insurance Notice
5.Attorney Disclosure II
6.Tax Bill Information
7.Private Well Testing
8.Lock-In Agreement
9.Commitment Disclosures
10.Choice of Insurer Disclosure
11.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "Operative Index Value at the time of origination is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.00 which was recorded on xx/xx/2007.
The chain of the assignment has been completed. The last assignment is with the lender,  xx.
There is one junior xx against the subject property originated on xx.00 which was recorded on xx/xx/2007 with Instr |xx
There is one judgment against the borrower, “xx” in the favor of xx for the amount of $xxxch was recorded on xx/xx/2016.
School, town, xx and other taxes for the year of 2018 have been paid in the amount of $xxx prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/2019, the borrower is currently delinquent for 2 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 6.750 % and P&I is $xxx.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 6.750 % and P&I is $xxx. No foreclosure activity has been found in the loan file. The loan has not been modified since the origination. No latest xxx Report has been found in the loan file.
The borrower, "xx" had filed the bankruptcy under chapter 7 with the case # xx on xx/xx/2008. According to xxx schedule D, the value of collateral is xx and the amount of secured claim is xx. The case was discharged and terminated on xx/xx/2009.
According to comment dated xx/xx/2019, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter 7 with the case # xx on xx/xx/2008. According to xxx schedule D, the value of collateral is xx and the amount of secured claim is xx. The case was discharged and terminated on xx/xx/2009.	Not Applicable	Affiliated Business Disclosure HUD-1 Closing Statement	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "According to final HUD-1, the cash to borrower amount is hand written. However, same copy of HUD-1 is considered for complianceEase test."	* Missing Required Disclosures (Lvl 2) "List of service providers is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The Updated title report dated xx/xx/2019 shows that the xx was originated on xx.  (borrower) and (lender)  xx, in the amount of xx. The subject xx was recorded on xx/xx/2007 with thexx.  The chain of the assignment has been completed. The current assignment is with  xx, xx
There are environmental lien against the borrower xx in the amount of $xxxhich was recorded on xx/xx/2012 in favor of xx
There is side walk lien active against the property xx
There is civil judgment against the borrower in the amount of $xxx favor of Criminal Court of The City of xx, which was recorded on xx/xx/2017.
There is another civil judgment civil judgment against the borrower in favor of xx
 The first installments of borough taxes for the year 2020 have been paid in the amount of $xxxhe second installments of borough taxes for the year of 2020 are delinquent from xx/xx/2019 in the amount of $xxxe 3rd and 4th installments of xx taxes for the year 2020 are due in the amount of $xxx77 and $xxxr the due date of xx/xx/2020 and xx/xx/2020 respectively.
The utility taxes for the year of 2019 are delinquent from xx/xx/2019 in the amount of $xxxse good through date is xx/xx/2019.
 The current ownership is vested in the name of xx.

The review of the payment history shows that, the borrower is currently delinquent from more than 56 months and the next due date is for xx/xx/2014. The last payment was received on xx/xx/2019, in the amount of $xxx21, which was applied for xx/xx/2014. The UPB stated in the payment history is xx. The Current P&I is $xxx21 and PITI is $xxx53, with the interest rate of 7.875%.

Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The reason for default is curtailment of income. The property has been occupied by the owner himself. No damage or repair to the property has been found.
The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2019.
Foreclosure Comments:The foreclosure process was initiated and the file referred to an attorney on xx/xx/2015. The complaint was filed on xx/xx/2015 with the  xx.The judgment was for foreclosure or sale is entered on xx/xx/2017 .  The foreclosure process was kept on hold from xx/xx/2018 due to loss mitigation. Currently, the foreclosure process was kept on hold because of active bankruptcy dated xx/xx/2019. No further details have been found.
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2019.
The post-xx due date was xx/xx/2018. The POC was filed on xx/xx/2019, the amount of claim is xx and amount of arrearage is xx, under chapter 13, the debtor sxxpay to the trustee in the amount of $xxxschedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx.
There is no any evidence of cram down.

The modification agreement was done on xx/xx/2013, between the (borrower)xx
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is xx  out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of 7.875 % with the modified P&I of $xxx.
The first payment date was due on xx/xx/2013 and the new maturity date is xx/xx/2034.
There is no deferred balance has been stated.

Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The points and fees of HUD-1 settlement statement are hand written."
* Lost Note Affidavit (Lvl 3) "A Lost Note affidavit found in the loan file at xx, which states that the original note has been misplaced and/or Lost. The copy of note is available in the loan file."	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.

1.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2.NY Interest Rate Disclosure
3.NY Hazard Insurance  Disclosure
4.Tax Escrow Account Designation
5.xx Bankers and Exempt Organizations Preapplication
6.Part 80 Disclosure
7.Alternative xx Transaction Disclosures
8.Co-Signer Notice Requirements
9.Default Warning Notice
10.Smoke Alarm Affidavit
11.xx Real Property Escrow Account Disclosure
12.Subprime Home Loan Counseling Disclosure
13.Subprime Home Loan Tax and Insurance Payment Disclosure
14.Subprime Home Loan Disclosure
15.Commitment Disclosure
16.Lock-in Disclosure
17.Expiration of Lock-in or Commitment Period"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing in the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, in the favor of  xx
The chain of assignment has been completed. The current assignment is with the lender  xx, xx; however, it should be with Standard xx.
No active mortgages, liens, and judgments against the property or the borrower were found.
No prior year delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2019, the borrower is currently delinquent for 16 months and the next due date for the regular payment is xx/xx/2018. The last payment was received on xx/xx/2018 in the amount of $xxx, which was applied for the due date of xx/xx/2018. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the active foreclosure and the next due for the regular payment is xx/xx/2018. The last payment was received on xx/xx/2018, in the amount of xx which was applied for xx/xx/2018. The UPB reflected in the payment history is in the amount of xx.
The reason for the default of the borrower was a curtailment of income. The borrower's intention is to keep the property.
No loss mitigation activity has been initiated.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments: The foreclosure was initiated. The file was referred to an attorney on xx/xx/2018 and the complaint was filed on xx/xx/2018. The service was completed on xx/xx/2018. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2016. The POC was filed on xx/xx/2017, the POC amount is xx and the arrearage amount is $xxx07. The plan was confirmed on xx/xx/2017. The debtor was supposed to pay the trustee $xxxr 36 months under Chapter 13. The xxx was filed on xx/xx/2017 and the order on xxx was granted on xx/xx/2017. The bankruptcy was discharged on xx/xx/2018 and case was terminated on xx/xx/2018.	The loan was modified on xx/xx/2016 between the borrowers xx. As per the modified terms, the new principal balance is xx. There are 7 steps of modification. The borrower promises to pay as per modified plan and the 1st step is $xxx monthly with a modified interest rate 2.375% beginning from xx/xx/2016, 2nd step is $xxx monthly with a modified interest rate 3.375% beginning from xx/xx/2021, 3rd step is $xxx monthly with a modified interest rate 4.375% beginning from xx/xx/2022, 4th step is $xxx monthly with a modified interest rate 5.375% beginning from xx/xx/2023, 5th step is $xxx monthly with a modified interest rate 6.375% beginning from xx/xx/2024, 6th step is $xxx monthly with a modified interest rate 7.375% beginning from xx/xx/2025, 7th step is $xxx monthly with a modified interest rate 8.250% beginning from xx/xx/2026 with a maturity date xx/xx/2056.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The copy Final HUD-1 document is available in the loan file ; however, it was not signed by the borrower."	* Missing Required Disclosures (Lvl 2) "List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Illinois state. The following require state disclosures are missing from the loan file:
1.IL Collateral Protection Insurance Notice
2.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.
The chain of assignment has been completed. Currently, the xx is with  xx, xx which was recorded on xx/xx/2016.
No active liens and judgments against the borrower/property.
School annual tax for the year of 2018 has been paid in the amount of $xxxxx/xx/2018.
Combined annual tax for the year of 2019 has been paid in the amount of $xxxxx/xx/2019.
School annual tax for the year of 2019 is due in the amount of $xxxxx/xx/2019.
As per the review of the payment history, the borrower has been delinquent for 11 months and the next payment is due for xx/xx/2018. The last payment was received on xx/xx/2018 in the amount of $xxx45 which was applied for xx/xx/2018. The UPB is xx. The current P&I is $xxx and PITI is $xxx45.	Collections Comments:The loan is currently in Bankruptcy. As per the review of the payment history, the borrower has been delinquent for 11 months and the next payment is due for xx/xx/2018. The last payment was received on xx/xx/2018 in the amount of $xxx45 which was applied for xx/xx/2018. The UPB is xx. The current P&I is $xxx and PITI is $xxx45.
This step modification agreement was signed between the borrower xx, NA on xx/xx/2016.
The reason for default is unavailable.
As per the servicing comment dated xx/xx/2019, the subject property is occupied by the owner. No damages or repairs have been found.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2019. The complaint was filed on xx/xx/2019. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2019. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is xx. The chapter 13 plan was filed on xx/xx/2019 and awaiting for confirmation. The schedule D of xxx does not show any unsecured portion. There is no comment indicating a cramdown. The date of last filing is xx/xx/2019.	This step modification agreement was signed between the borrowerxxon xx/xx/2016.
The UPB is xx. The borrower promises to pay P&I in the amount of $xxx with the interest rate of 3.375%, beginning from xx/xx/2016. The maturity date is xx/xx/2056.
Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The state disclosures are missing from the loan file,

1.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2.NY Interest Rate Disclosure
3.NY Hazard Insurance  Disclosure
4.Tax Escrow Account Designation
5.xx Bankers and Exempt Organizations Preapplication
6.Part 80 Disclosure
7.Alternative xx Transaction Disclosures
8.Co-Signer Notice Requirements
9.Default Warning Notice
10.Smoke Alarm Affidavit
11.xx Real Property Escrow Account Disclosure
12.Subprime Home Loan Counseling Disclosure
13.Subprime Home Loan Tax and Insurance Payment Disclosure
14.Subprime Home Loan Disclosure
15.Commitment Disclosure
16.Lock-in Disclosure
17.Expiration of Lock-in or Commitment Period"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated  business disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows that the subject xx was recorded on xx/xx/2005 with  xx.
* One junior xx found opened in the amount of xx recorded on xx/xx/2006 which is in the favor of  xx.
* One more junior xx found opened in the amount of xx recorded on xx/xx/2013 which is in the favor of xx
Active Judgments and Liens;
1) One civil judgment found pending against the borrowerxx recorded on xx/xx/2016 in the amount of xx which is in the favor of xx
2) One civil judgment found pending against , xx, and xx recorded on xx/xx/2019 in the amount of xx which is in the favor of xx.
3) One more civil judgment found pending against the borrower xx recorded on xx/xx/2019 in the amount of xx which is in the favor of xx
1) 1st installment town taxes for the year of 2020 have been paid in the amount of $xxxxx/xx/2019.
2) 2nd installment town taxes for the year of 2020 are due for the amount of $xxxxx/xx/2019.
No prior year delinquent taxes have been found pending.
Review of payment history as of dated xx/xx/2018 shows that the borrower is not making regular payments. Loan payments are currently 4 months delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of $xxx82 for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 2.375% with P&I in the amount of $xxx98.
Collections Comments:Collection comments available from xx/xx/2015 till xx/xx/2019 shows that the borrower is not making regular payments. Loan payments are currently 4 months delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of $xxx82 for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 2.375% with P&I in the amount of $xxx98.
The loan was modified with an effective date of xx/xx/2017 and a new principal balance of xx to a step rate starting at 2.375 % and a P&I payment of $xxx98 beginning from xx/xx/2018 with a new maturity date of xx/xx/2036.  The  rate is in 3 steps ending with 4.125%.
The foreclosure was not initiated in the loan.
The borrower had not yet filed bankruptcy yet.
The subject property is owner occupant with no visible damages or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower “xx
The loan was modified with an effective date of xx/xx/2017 and a new principal balance of xx to a step rate starting at 2.375 % and a P&I payment of $xxx98 beginning from xx/xx/2018 with a new maturity date of xx/xx/2036.  The  rate is in 3 steps ending with 4.125%.
Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is moderate as the loan is failing for TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test as;
TILA Finance Charge Test: FAIL xx -$xxx
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is
understated by more than $xxx* DTI > 60% (Lvl 2)     "According to final application, the total monthly income of the borrower is in the amount of xx and the total monthly expenses of the borrower are in the amount of xx hence, DTI is 61.991% which exceeds 60.00%."
* Missing Required Disclosures (Lvl 2)     "The list of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Massachusetts, following state disclosures are missing from the loan files.
Lead-Based Paint Disclosure
xx Loan Application Disclosure
Carbon Monoxide Alarms
MA Smoke Detector Certificate
Notice of the Specific Reason for Denial of Credit
Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title Report dated xx/xx/2019 shows the subject xx was originated on xx..
The chain of assignment is complete as the subject xx is currently with  xx
According to updated title report, 1st installment of town taxes for the year of 2020 have been paid in the amount of $xxx 2nd installment is due on xx/xx/2019 in the amount of $xxx delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than 120 days. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied to xx/xx/2018. The next due date is xx/xx/2018. As per payment history, the current UPB is being reflected in the amount of xx.	Collections Comments:As per the review of payment history, the borrower is delinquent more than 120 days. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied to xx/xx/2018. The next due date is xx/xx/2018. As per payment history, the current UPB is being reflected in the amount of xx.
Borrower has filed bankruptcy under Chapter 13, case # xx on xx/xx/2018 and plan was confirmed on xx/xx/2018. According to amended chapter 13 plan  debtor sxxpay to the trustee in the amount of $xxx per month for the 3 months and $xxx per month for remaining 57 months. POC was filed on xx/xx/2018 in the amount of $xxx36 with amount of arrearage $xxx97.
The loan is currently in active foreclosure. The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2017. Summon & complaint of foreclosure was filed dated on xx/xx/2017. Due to filing of bankruptcy by borrower on  xx/xx/2018 foreclosure process currently was put on hold. No more evidences are available regarding further foreclosure proceedings.
Reason for default unable to be confirmed from the servicing comment.
Subject property is owner occupied. No information has been found regarding any damage or repair.
Foreclosure Comments:The loan is currently in active foreclosure. The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2017. Summon & complaint of foreclosure was filed dated on xx/xx/2017. Due to filing of bankruptcy by borrower on  xx/xx/2018 foreclosure process currently was put on hold. No more evidences are available regarding further foreclosure proceedings.
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter 13, case # xx on xx/xx/2018 and plan was confirmed on xx/xx/2018. According to amended chapter 13 plan debtor sxxpay to the trustee in the amount of $xxx per month for the 3 months and $xxx per month for remaining 57 months. POC was filed on xx/xx/2018 in the amount of $xxx36 with amount of arrearage $xxx97.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Massachusetts (MA). Following state disclosures are missing from the loan file;
1. xx Loan Application Disclosure.
2.Carbon Monoxide Alarms.
3.Notice of the Specific Reason for Denial of Credit.
4.Demonstration and Documentation of Compliance with Borrower’s Interest Requirement."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by borrower."
								* TIL not hand dated (Lvl 2) "Final TIL is available in the loan file. However, it is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx. A. which was recorded on xx/xx/2013.
The chain of the assignment has been completed. The latest assignment is with  xx, N. A. which was recorded on xx/xx/2014.
No active judgments or liens have been found.
No prior year delinquent taxes have been found.	According to the payment history as of dated xx/xx/2019 the borrower has been delinquent for 22 months and the next due date is xx/xx/2017. The last payment was received on xx/xx/2018 for the amount of $xxx which was due on xx/xx/2017. The monthly P&I is $xxx with an interest rate of 3.875%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for 22 months and the next due date is xx/xx/2017. The last payment was received on xx/xx/2018 for the amount of $xxx which was due on xx/xx/2017. The monthly P&I is $xxx with an interest rate of 3.875%. The current UPB is reflected in payment history for the amount of xx.
As per the comment dated xx/xx/2019, the reason for default is an excessive obligation.
The loan has never been modified since origination.
Recent servicing comments do not reflect any damage pertaining to the subject property. As per the comment dated xx/xx/2019, the subject property has been occupied by the owner and it is in good condition.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2016 and the complaint was filed on xx/xx/2019. The judgment was entered on xx/xx/2019. As per the comment dated xx/xx/2019, the sale has been scheduled for xx/xx/2019. However, the foreclosure was put on hold as the borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019, the current bankruptcy status is xx filed. The date of the last filing is xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Good Faith Estimate Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file.
1.Lead-Based Paint Disclosure
2.Carbon Monoxide Alarms
3.MA Smoke Detector Certificate"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated and recorded on xx/xx/2003, in the amount of xx, in the favor xx
The current assignment is with xx
There are 2 junior mortgages against the subject property. First was originated on xx.00, in the favor of xx. Second was originated on xx.00, in the favor of xx
There are 2 active execution of money judgments against the borrower. First judgment is in favor of  xx recorded on xx/xx/2011 in the amount of $xxxcond judgment is in favor of xx
No prior year delinquent taxes have been found. 2nd installment of City taxes for the year 2020 is due on xx/xx/2019 in the amount of $xxxt installment of City taxes for the year 2020 has been paid on xx/xx/2019 in the amount of $xxx	The review of the payment history as of xx/xx/2019, the borrower has been delinquent for 5 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx, which was applied for xx/xx/2019. The current UPB reflected in the payment history is xx.

Collections Comments:The loan is currently in bankruptcy. As per the payment history as of xx/xx/2019, the borrower has been delinquent for 5 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx, which was applied for xx/xx/2019. The current UPB reflected in the payment history is xx.
No modification, forbearance details are available in recent collections comments.
The reason for default is death of the borrower. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Foreclosure Comments:The foreclosure was initiated. The referral date and complaint filed date are unavailable. The FC sale was published on xx/xx/2015, xx/xx/2015 and xx/xx/2015. The foreclosure sale was scheduled but sale date is not available. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2015. No further details have been found.
Bankruptcy Comments:As per xxx report, the borrower xx. had filed the bankruptcy under Chapter 13 with the case# xx on xx/xx/2015. The POC was filed on xx/xx/2015 with the secured claim of xx and the amount of arrearage was xx. The plan was confirmed on xx/xx/2016. As per the confirmed chapter 13 plan, the debtor sxxpay to the trustee the sum of $xxxr month for 60 months. The motion for relief was filed on xx/xx/2018 and order was granted on xx/xx/2019. The date of last filing of bankruptcy was xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The CE Risk indicator is Moderate due to following:
This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxILA Finance Charge Test: Loan Data xx Comparison Data xx Variance -$xxx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxLA Foreclosure Rescission Finance Charge Test: Loan Data xx Comparison Data xx Variance -$xxx."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Massachusetts state. The following state disclosures are missing from the loan file:

1.Lead-Based Paint Disclosure
2.xx Loan Application Disclosure
3.Carbon Monoxide Alarms
4.MA Smoke Detector Certificate
5.Notice of the Specific Reason for Denial of Credit
6.Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated on xx/xx/2019 shows that the xx was originated on xx.00 which was recorded on xx/xx/2004 with
The chain of assignment has been completed as the xx is currently with the current assignee  xx”.
There is one junior xx recorded on xx/xx/2007 in the amount of xx in favor of  xx.
No active judgments or liens have been found against the borrower or subject property.
The annual combined taxes have been paid total in the amount of $xxx prior year delinquent taxes have been found.
Review of latest payment history as of xx/xx/2019 shows that the loan is in delinquency for 5 months. The last payment was received on xx/xx/2019 in the amount of $xxx44 (P&I) with interest rate of 5.750 % for the due date of xx/xx/2019. The next due date is xx/xx/2019. The current UPB reflected in latest payment history is xx.	Collections Comments:The loan is in active bankruptcy and the debtorxx had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018. The POC was filed by subject creditor on xx/xx/2017 with the secured claim amount of xx and an arrearage in the amount of xx. As per order confirming plan dated xx/xx/2017 debtor sxxpay total arrears xx through the plan and regular monthly payment direct to the creditor xx.

As per available servicing comments and documents, foreclosure was initiated in the loan and complaint was filed on xx/xx/2017 with xx. But the process was put on hold as the debtor had filed bankruptcy on xx/xx/2017 with case#xx under chapter 13. The loan is  in active bankruptcy.

The loan is in delinquency for 5 months. The last payment was received on xx/xx/2019 in the amount of $xxx44 (P&I) with interest rate of 5.750 % for the due date of xx/xx/2019. The next due date is xx/xx/2019. The current UPB reflected in latest payment history is xx.
The loan has not been modified since origination.

The property is owner occupied and no visible damages were reported.

Foreclosure Comments:As per available servicing comments and documents, foreclosure was initiated in the loan and complaint was filed on xx/xx/2017 with case#xx. But the process was put on hold as the debtor had filed bankruptcy on xx/xx/2017 with case#xx under chapter 13. The loan is  in active bankruptcy.
Bankruptcy Comments:As per xxx report the debtor xx had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018. The POC was filed by subject creditor on xx/xx/2017 with the secured claim amount of xx and an arrearage in the amount of xx. As per order confirming plan dated xx/xx/2017 debtor sxxpay total arrears xx through the plan and regular monthly payment direct to the creditor (outside the plan). The loan is in active bankruptcy.	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is available and signed by borrower but the 5th section (income and liabilities) is missing hence the income and liabilities are updated from transmittal which is located at "xx"."
* Application Not Signed by All Borrowers (Lvl 2)     "Final Application is available and signed by borrower but the 5th section (income and liabilities) is missing hence the income and liabilities are updated from transmittal which is located at "xx"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk Indicator is "Moderate" as this loan failed  TILA APR Test.
Final TIL is missing from the loan files hence APR updated as 0.000%.
TILA APR Test: FAIL Loan Data 0.000%,  Comparison Data 5.778%, Variance -5.778%""
* ComplianceEase TILA Test Failed (Lvl 2)     "“This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 5.778%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method".

Final TIL is missing from the loan files hence APR updated as 0.000%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "the list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MA State and the required disclosures are missing from the loan file.
Lead-Based Paint Disclosure
Carbon Monoxide Alarms
MA Smoke Detector Certificate"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the pro-title dated xx/xx/2019 reflects that the subject xx was originated on xx.00, which was recorded on xx/xx/2004.
No assignment has been found. However, the current assignment is with  xx, xx
There is junior xx on the subject property is in the favor of  xx,  in the amount of xx which was recorded on xx/xx/2006.
There is an active civil judgment against the borrower xx in the favor of  xx in the amount of xx which was recorded on xx/xx/2013.
No prior year delinquent taxes have been found. First and second installments of town taxes for the year 2020 have been paid on xx/xx/2019 and xx/xx/2019 respectively in the amount of $xxx $xx.	According to a review of the payment history as of xx/xx/2019, the borrower is delinquent with a loan for 3 months and the next due date for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx42 which was applied for the due date of xx/xx/2019. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per the payment history as of xx/xx/2019, the borrower is delinquent with a loan for 3 months and the next due date for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx42 which was applied for the due date of xx/xx/2019. The UPB reflected in the latest payment history is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
The reason for default is not available. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Foreclosure Comments:The foreclosure was initiated. The date file was referred to an attorney is unavailable and the complaint was filed on xx/xx/2015. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2015. No further details have been found.
Bankruptcy Comments:According to the xxx, borrowers “xx” had filed for bankruptcy under Chapter-13 with the case#xx on 0xx/xx/2015. The POC was filed on xx/xx/2015 with the secured amount of xx and the amount of arrearage is xx. The plan was confirmed on xx/xx/2015. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee in the amount of $xxxr the period of 60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. Therefore, the unsecured portion is xx. There is no comment indicating a cram down. Date of last filing is xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed TILA Finance Charge Test.
This loan failed TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxILA Finance Charge Test: Loan Data xx Comparison Data xx Variance -$xxx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxLA Foreclosure Rescission Finance Charge Test: Loan Data xx Comparison Data xx Variance -$xxx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Massachusetts state. The following required state disclosures are missing from the loan file.
1.Lead-Based Paint Disclosure
2.Carbon Monoxide Alarms
3.MA Smoke Detector Certificate"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.A.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There are two active junior mortgages against subject property which is in the amount of xx.
There is active civil judgment lien against subject property which is in the amount of xx, recorded on xx
Annual xx taxes for the year of 2018 have been paid in the amount of $xxxo delinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2018 to xx/xx/2019 states that the borrower has been delinquent for more than 30 days. The last payment was received in the amount of $xxx29 which was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:According to the collection comments as of8/xx/2019, borrower has been delinquent for more than 30 days. The last payment was received in the amount of $xxx29 which was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.
No evidence of borrower dispute. The reason for default is illness - family. There is no evidence of current foreclosure activity and current or prior bankruptcy. There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower “xx.” on xx/xx/2009.
The borrower had given promise to pay the UPB of xx with interest rate of 5.00% with P&I of $xxx62 with fixed amortized type and it was beginning from first payment date on xx/xx/2009 and ends with the maturity date of xx/xx/2049.
Affiliated Business Disclosure Final Truth in Lending Discl. Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is "Moderate" for the following
This loan is failed for:-
TILA APR Test:
The loan data is 0.000%, Comparison data is 8.104% and the Variance is -8.104%

This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 8.104%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase Risk Indicator is "Moderate" for the following
.. This loan is failed for:-
TILA APR Test:
The loan data is 0.000%, Comparison data is 8.104% and the Variance is -8.104%

This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 8.104%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL document is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "Missing required disclosures from loan file."
* Missing Required State Disclosures (Lvl 2)     "Property is located in MA State which requires disclosures Lead-Based Paint Disclosure, Carbon Monoxide Alarms and MA Smoke Detector Certificate. These disclosures are missing from loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.xx which was recorded on xx
The chain of the assignment has been completed. Currently, the assignment is with the lender,  xx”.
No active liens or judgments have been found against the borrower/the subject property.
First installment of town taxes for the year of 2020 is delinquent in the amount of $xxx was due on xx/xx/2019. These taxes are good through till 0xx/xx/2019.
Second installment of town taxes for the year of 2020 is due on xx/xx/2019 for the amount of $xxx	According to the latest payment history as of xx/xx/2019, the borrower is delinquent for 17 months and the next due date is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for the due date of xx/xx/2017. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 2.000 % and P&I is $xxx	Collections Comments:The loan is currently in foreclosure and the next due date is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for the due date of xx/xx/2017. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 2.000 % and P&I is $xxxan was modified on xx/xx/2014. According to modified terms, the new principal is xx out of which xx is deferred balance. Hence, interest bearing amount is reflected as xx. Borrower promises to pay P&I in the amount of $xxx the interest rate of 2.000 % beginning from xx/xx/2015. The maturity date is xx/xx/2051. The loan was modified with three steps of interest rate.
According to comment dated xx/xx/2017, the foreclosure was initiated in 2017 and the file was referred to an attorney on xx/xx/2017. The foreclosure was put on hold due to bankruptcy filing. The borrower, “xx” had filed the bankruptcy on xx/xx/2017 under chapter 13 with the case #xx. The case was dismissed on xx/xx/2017 and was terminated on xx/xx/2018.
According to comment dated xx/xx/2018, the file was referred to an attorney on xx/xx/2018. According to comment dated xx/xx/2018, the foreclosure complaint was filed on xx/xx/2018. Currently, the foreclosure is put on hold due to court delay and bankruptcy filing. The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2018. The case was dismissed on xx/xx/2019 for failure to File Information and was terminated on xx/xx/2019. According to comment dated xx/xx/2018, the borrower wants to sell the property. The bankruptcy hold was ended on xx/xx/2019. No further activity of foreclosure has been found in the collection comment.
No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.

Foreclosure Comments:According to comment dated xx/xx/2017, the foreclosure was initiated in 2017 and the file was referred to an attorney on xx/xx/2017. The foreclosure was put on hold due to bankruptcy filing. The borrower, “xx” had filed the bankruptcy on xx/xx/2017 under chapter 13 with the case #xx. The case was dismissed on xx/xx/2017 and was terminated on xx/xx/2018.
According to comment dated xx/xx/2018, the file was referred to an attorney on xx/xx/2018. According to comment dated xx/xx/2018, the foreclosure complaint was filed on xx/xx/2018. Currently, the foreclosure is put on hold due to court delay and bankruptcy filing. The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2018. The case was dismissed on xx/xx/2019 for failure to File Information and was terminated on xx/xx/2019. According to comment dated xx/xx/2018, the borrower wants to sell the property. The bankruptcy hold was ended on xx/xx/2019. No further activity of foreclosure has been found in the collection comment.

Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2018. POC has been filed by the creditor for the secured claim amount of xx and the arrearage of xx on xx/xx/2018. According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. The case was dismissed on xx/xx/2019 for failure to File Information and was terminated on xx/xx/2019.	The loan modification agreement was made between the borrower, “xx. According to modified terms, the new principal is xx out of which xx is deferred balance. Hence, interest bearing amount is reflected as xx. Borrower promises to pay P&I in the amount of $xxx the interest rate of 2.000 % beginning from xx/xx/2015. The maturity date is xx/xx/2051. The loan was modified with three steps of interest rate.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Right of Rescission	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file. 1.Lead-Based Paint Disclosure 2.xx Loan Application Disclosure 3.Carbon Monoxide Alarms 4.MA Smoke Detector Certificate 5.Notice of the Specific Reason for Denial of Credit 6.Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the subject xx was originated on xx. The chain of assignment has been completed due to xx is still with our lender  xx.

There are no active judgments and lines found on the updated title report.

2018 Annual xx taxes have been paid on xx/xx/2018 and 2019 Annual xx taxes have been paid on xx/xx/2019 hence both year amount is not reflected in updated title report and also it is missing in Tax chart.
Review of the payment History as xx/xx/2019 reveals that borrower is delinquent for 43 months and next due for the xx/xx/2016 payment. The last payment was received in the amount of $xxx xx/xx/2018 which was placed into suspense. Suspense funds in the amount of $xxx were applied on xx/xx/2018 to the xx/xx/2015 payment. The current UPB provided in the payment history is in the amount of xx and the current interest rate as per payment history is 7.375%.	Collections Comments:The loan is currently in Foreclosure. Review of the payment History as xx/xx/2019 reveals that borrower is delinquent for 43 months and next due for the xx/xx/2016 payment. The last payment was received in the amount of $xxx xx/xx/2018 which was placed into suspense. Suspense funds in the amount of $xxx were applied on xx/xx/2018 to the xx/xx/2015 payment. The current UPB provided in the payment history is in the amount of xx and the current interest rate as per payment history is 7.375%.
As per comment dated xx/xx/2018, borrower states his reason for default as he was previously in bankruptcy and he just got out three months ago and thought the loan was brought current; hence servicer sent this loan file to the loss mitigation department and advise them to provide him any suitable loss mitigation plan to the borrower.
Foreclosure proceedings began when referred to Attorney on xx/xx/2018.  Comment dated xx/xx/2018 reflects borrower called in and verbally authorized xx.org as an authorized 3rd party to discuss loss mitigation on the loan.  Foreclosure Attorney filed complaint with the court on xx/xx/2018.  A Mediation Hearing was scheduled to be held on xx/xx/2019.  Borrower sent in a loss mitigation package on xx/xx/2018 however comments reflect it was incomplete as some documents are still missing.  Service was completed on xx/xx/2019.  A medical emergency happened at the courthouse so the judge continued the conciliation conference to xx/xx/2019.  Comment dated xx/xx/2019 reflects the A3P is xxof SW xx xx. at xxx.  The Mediation Hearing was held on xx/xx/2019 and the defendant was present with his housing counselor who advised the documents are all gathered for review for loss mitigation therefore the mediator continued the matter to xx/xx/2019.  The complete package was received on xx/xx/2019 therefore the foreclosure was placed on a loss mit hold while being reviewed.  On xx/xx/2019, the client denied the workout stating due to payment being under 31% and payments are affordable.  Borrower was informed of the decision on xx/xx/2019 and was advised he has until xx/xx/2019 to send an appeal.  The xx/xx/2019 Mediation Hearing was again rescheduled due to the borrowers appeal and the new hearing date was set for xx/xx/2019.  Borrowers appeal states the borrower regained previous income levels and can resume regular payments however he needs assistance with the past due balance.  The Client sent e-mail to the servicer stating the original denial stands as payments are affordable.  The loss mitigation hold was removed on xx/xx/2019 and foreclosure resumed.  Comment dated xx/xx/2019 reflects the borrower would like to do a repayment plan for 24 months or more.  The xx/xx/2019 mediation hearing was held where the borrower rexxed excusal because of a funeral and it was granted by the court.  The servicer argued that the case should be removed as there was a denial on the file due to his ability to pay the xx.  The housing counselor advised that the veterans benefits went up substantially so he may be able to afford the repay plan.  The court granted him a chance to submit a completed workout packet and the hearing was again continued to xx/xx/2019.  This will be the 5th Mediation Conference on the account.

The evidences of the current condition of the subject property are not reflected in the latest servicing comments however as per the comment dated xx/xx/2019, the property is Owner occupied.
Foreclosure Comments:Foreclosure proceedings began when referred to Attorney on xx/xx/2018.  Comment dated xx/xx/2018 reflects borrower called in and verbally authorized xx as an authorized 3rd party to discuss loss mitigation on the loan.  Foreclosure Attorney filed complaint with the court on xx/xx/2018.  A Mediation Hearing was scheduled to be held on xx/xx/2019.  Borrower sent in a loss mitigation package on xx/xx/2018 however comments reflect it was incomplete as some documents are still missing.  Service was completed on xx/xx/2019.  A medical emergency happened at the courthouse so the judge continued the conciliation conference to xx/xx/2019.  Comment dated xx/xx/2019 reflects the A3P is  xxx.  The Mediation Hearing was held on xx/xx/2019 and the defendant was present with his housing counselor who advised the documents are all gathered for review for loss mitigation therefore the mediator continued the matter to xx/xx/2019.  The complete package was received on xx/xx/2019 therefore the foreclosure was placed on a loss mit hold while being reviewed.  On xx/xx/2019, the client denied the workout stating due to payment being under 31% and payments are affordable.  Borrower was informed of the decision on xx/xx/2019 and was advised he has until xx/xx/2019 to send an appeal.  The xx/xx/2019 Mediation Hearing was again rescheduled due to the borrowers appeal and the new hearing date was set for xx/xx/2019.  Borrowers appeal states the borrower regained previous income levels and can resume regular payments however he needs assistance with the past due balance.  The Client sent e-mail to the servicer stating the original denial stands as payments are affordable.  The loss mitigation hold was removed on xx/xx/2019 and foreclosure resumed.  Comment dated xx/xx/2019 reflects the borrower would like to do a repayment plan for 24 months or more.  The xx/xx/2019 mediation hearing was held where the borrower rexxed excusal because of a funeral and it was granted by the court.  The servicer argued that the case should be removed as there was a denial on the file due to his ability to pay the xx.  The housing counselor advised that the veterans benefits went up substantially so he may be able to afford the repay plan.  The court granted him a chance to submit a completed workout packet and the hearing was again continued to xx/xx/2019.  This will be the 5th Mediation Conference on the account.
Bankruptcy Comments:Borrower xx had filed bankruptcy under chapter- 13 plan with the case# xx on xx/xx/2014 and the plan was confirmed on xx/xx/2015 and it was terminated on xx/xx/2018. POC was filed by xx xx,xxxon xx/xx/2015 shows, the secured claim amount xx and an arrearage in the amount of xx. xxx filed on xx/xx/2014.Motion for relief from stay on xx/xx/2015.As per chapter 13 plan the future earnings of the debtor are submitted to the supervision and control of the trustee and the debtor sxxpay to the trustee the sum of $xxx monthly for months 1 to 36.	Not Applicable	Affiliated Business Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Risk Indicator is Moderate due to failing the seller-paid points and fees exception test and the TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL.  Loan Data xx; Comparison Data xx; Variance -$xxx.
This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxhis loan failed the seller-paid points and fees exception test. This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for "Seller-Paid Points and Fees.""
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.00.
The chain of assignment has been completed.
There are two junior mortgages in the favor of xx which was recorded on xx/xx/2006 and xx/xx/2007.
There are junior child support liens in the favor ofxx for the amount of $xxxch was recorded on xx/xx/2019.
Annual town taxes for the year of 2019 have been paid in the amount of $xxxnual xx taxes for the year of 2019 have been paid in the amount of $xxxnnual school taxes for the year of 2019 have been paid in the amount of $xxx, any prior year delinquent taxes have been found.
As per the payment history as of xx/xx/2019, the borrower is delinquent from 2 months.
The last payment was received on xx/xx/2018 in the amount of $xxxich was applied on xx/xx/2018. However, the loan was modified on xx/xx/2019 and next due date is xx/xx/2019. The current P&I is $xxxd interest rate is 5.005. The new UPB is reflected in the amount of xx
Collections Comments:As per the servicing comment as of xx/xx/2019, the loan is active in the loss mitigation.
The last payment was received on xx/xx/2018 in the amount of $xxxich was applied on xx/xx/2018. However, the loan was modified on xx/xx/2019 and next due date is xx/xx/2019. The current P&I is $xxxd interest rate is 5.005. The new UPB is reflected in the amount of xx.
The reason for default is reduction of income.
The loan was modified on xx/xx/2019.
The foreclosure was initiated in 2018 and the file was referred to an attorney on xx/xx/2018. The complaint was filed on xx/xx/2018 and service was completed on xx/xx/2018. The judgment was entered on xx/xx/2018. The sale was scheduled on xx/xx/2019. However, the foreclosure was put on hold due loan was modified on xx/xx/2019. The comment dated xx/xx/2019 stated that the attorney confirmed to file has been closed. The comment dated xx/xx/2019 stated that the foreclosure order to dismiss has been received on xx/xx/2019.
The debtor had filed bankruptcy on xx/xx/2008 with case number #xx under cahpter-7.  Motion for relief was filed on xx/xx/2008 and order of motion from relief was completed on xx/xx/2008. The bankruptcy was discharged on xx/xx/2008 and the case was terminated on xx/xx/2008.
The subject property is owner occupied. As per the comment dated xx/xx/2018, the subject property needed unexpected repairs. No, any information found regarding the damage and repairs details. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages and we also don’t have any latest BPO to verify the property condition. No details have been found regarding the insurance claim.

Foreclosure Comments:The foreclosure was initiated in 2018 and the file was referred to an attorney on xx/xx/2018. The complaint was filed on xx/xx/2018 and service was completed on xx/xx/2018. The judgment was entered on xx/xx/2018. The sale was scheduled on xx/xx/2019. However, the foreclosure was put on hold due loan was modified on xx/xx/2019. The comment dated xx/xx/2019 stated that the attorney confirmed to file has been closed. The comment dated xx/xx/2019 stated that the foreclosure order to dismiss has been received on xx/xx/2019.
Bankruptcy Comments:According to the xxx, the debtor had filed bankruptcy on xx/xx/2008 with case number #xx under cahpter-7. Motion for relief was filed on xx/xx/2008 and order of motion from relief was completed on xx/xx/2008. The bankruptcy was discharged on xx/xx/2008 and the case was terminated on xx/xx/2008.	The loan modification agreement was made between xx. (Lender) on xx/xx/2019 with the new modified unpaid principal balance is xx. The borrower has promised to pay for the amount of $xxxth an interest rate of 5.00% beginning on xx/xx/2019 till maturity date of xx/xx/2036.	Affiliated Business Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* DTI > 60% (Lvl 2)     "DTI is greater than 60%."
* Missing Required Disclosures (Lvl 2)     "List of service provider document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, with  xx.
No assignment has been found; however, the current assignment is with the lender  xx.
Active liens and judgments:
There is one junior xx against the subject property which was originated on xx.00 and recorded on xx/xx/2011.
There is one civil judgment against borrower, active in the favor ofxx, recorded on xx/xx/2015. in the amount of xx which is greater than loan amount.

There is an active senior civil judgment against borrower in the favor of xx, in the amount of $xxxch was recorded on xx/xx/2006.
There are multiple civil judgment active in the favor ofxx, total in the amount of xx which were recorded on different dates.
Annual xx taxes for the year of 2018 and 2019 have been paid on xx/xx/2018 and xx/xx/2019.
No prior year delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2019, the borrower is currently delinquent for 1 month and the next due date for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2017 in the amount of $xxx, which was applied for the due date of xx/xx/2019. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the collection and the next due for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019, in the amount of $xxx which was applied for xx/xx/2019. The UPB reflected in the payment history is in the amount of xx.
The reason for the default of the borrower was a curtailment of income.
No loss mitigation activity has been initiated.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable
According to the modification, the loan was modified on xx/xx/2009 between the borrower xx The new modified principal balance as per modification is in the amount of xx with interest rate 5.750% and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2009. The maturity date as per modification is xx/xx/2049. The loan was modified once since origination.
Affiliated Business Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed GSE (xx public guidelines) Seller Paid Points and Fees Exception Test.
This loan failed GSE (Freddie Mac public guidelines) Seller Paid Points and Fees Exception Test"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.
The chain of assignment is complete. The latest assignment of xx is with  xx
No active judgments or liens have been found pending.
Annual taxes are in the amount of xx.
Provided payment history as of xx/xx/2019, reveals that the loan is in delinquency for 06 months. The next due date for the payment is xx/xx/2019. The last payment of xx/xx/2019 was received on xx/xx/2019 in the amount of $xxx68. According to the payment history the current unpaid principal balance is being reflected in the amount of xx.	Collections Comments:Loan is in active foreclosure. Provided payment history from xx/xx/2019 to xx/xx/2019, reveals that the loan is in delinquency for 06 months. The next due date for the payment is xx/xx/2019. The last payment of xx/xx/2019 was received on xx/xx/2019 in the amount of $xxx68. According to the payment history the current unpaid principal balance is being reflected in the amount of xx.
According to the servicing comments, the subject property is owner occupied with no visible damages or repairs. It is in average condition.
The reason for default of borrower is unemployment or decreased income. The borrower made last payment as per loan modification on xx/xx/2019. The loan is modified once since origination. The loan modification was last made effective on xx/xx/2017.
The borrower promised to pay the unpaid principal balance of xx with interest rate of 7.500% with P&I of $xxx with fixed amortized type and started from the first payment on xx/xx/2017 and to be ended with the maturity date of xx/xx/2047.
According to the available servicing comments dated from xx/xx/2017 to xx/xx/2019, the foreclosure initiated on 2019. The foreclosure file was referred to an attorney on xx/xx/2019.  The notice of lis pendens and foreclosure complaint was filed by the attorney withxx. Based on the servicing comments as of xx/xx/2019 we are not able to determine the further proceedings of this foreclosure action.
No information pertaining to bankruptcy has been found in the latest 24 months servicing comments.

Foreclosure Comments:According to the available servicing comments dated from xx/xx/2017 to xx/xx/2019, the foreclosure initiated on 2019. The foreclosure file was referred to an attorney on xx/xx/2019. The notice of lis pendens and foreclosure complaint was filed by the attorney with xx on xx/xx/2019. Based on the servicing comments as of xx/xx/2019 we are not able to determine the further proceedings of this foreclosure action.
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between the borrower xx
The borrower promised to pay the unpaid principal balance of xx with interest rate of 7.500% with P&I of $xxx with fixed amortized type and started from the first payment on xx/xx/2017 and to be ended with the maturity date of xx/xx/2047.
Affiliated Business Disclosure	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) ) The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxd This loan failed the Connecticut license validation test. (CT HB 5577 Section 39(b)) First xx lender licenses and secondary xx lender licenses in existence on June 30th, 2008 sxxbe deemed on and after xxxst, 2008, to be a xx lender license. As of xxx, 2008 the Connecticut First xx Lender License and the Connecticut Second xx Lender License are no longer valid. The Connecticut xx Lender License is available for loans with a closing date before xxxst, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator shows moderate due to TILA Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test & CT License Validation Test failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) ) The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxd This loan failed the Connecticut license validation test. (CT HB 5577 Section 39(b)) First xx lender licenses and secondary xx lender licenses in existence on June 30th, 2008 sxxbe deemed on and after xxxst, 2008, to be a xx lender license. As of xxx, 2008 the Connecticut First xx Lender License and the Connecticut Second xx Lender License are no longer valid. The Connecticut xx Lender License is available for loans with a closing date before xxxst, 2008."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the xx was originated on xx.
The chain of xx assignment is complete. Currently, the xx assignment is with  xx.
There are two xx liens open against the borrower in the favor of xx in the total amount of $xxxch were recorded on xx/xx/2019 & xx/xx/2018.

Tax Status:
First town taxes of 2018 have been paid in the amount of $xxxcond town taxes of 2018 are due on xx/xx/2020 in the amount of $xxxnual personal taxes of 2016 were due on xx/xx/2017. The amount good through xx/xx/2019 is $xx.	The payment history dated as of xx/xx/2019 reveals that the borrower is currently delinquent for 20 months and next due for the xx/xx/2017 payment. The last payment was received on xx/xx/2018 and was applied to the xx/xx/2017 payment. The current P&I is $xxx96 and interest rate is 6.00%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in foreclosure.
The payment history dated as of xx/xx/2019 reveals that the borrower is currently delinquent for 20 months and next due for the xx/xx/2017 payment.  The last payment was received on xx/xx/2018 and was applied to the xx/xx/2017 payment.  The current P&I is $xxx96 and interest rate is 6.00%.  The current unpaid principal balance is in the amount of xx.
Available servicing comment and documents in file reveal that loan is in foreclosure since 2018. Comment dated xx/xx/2018 states that file was referred to attorney completed on xx/xx/2018. Foreclosure complaint xx was filed on xx/xx/2018. Foreclosure was put on hold due to loss mitigation on xx/xx/2018. Hold was closed on xx/xx/2018. Comment dated xx/xx/2019 states that mediation hearing is scheduled for xx/xx/2019. No further details have been found.
No bankruptcy filing has been found by borrower.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2018. Comment dated xx/xx/2018 states that file was referred to attorney completed on xx/xx/2018. Foreclosure complaint xx was filed on xx/xx/2018. Foreclosure was put on hold due to loss mitigation on xx/xx/2018. Hold was closed on xx/xx/2018. Comment dated xx/xx/2019 states that mediation hearing is scheduled for xx/xx/2019. No further details have been found.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required Disclosures	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Connecticut license validation test.
First xx lender licenses and secondary xx lender licenses in existence on June 30th, 2008 sxxbe deemed on and after xxxst, 2008, to be a xx lender license.
As of xxx, 2008 the Connecticut First xx Lender License and the Connecticut Second xx Lender License are no longer valid. The Connecticut xx Lender License is available for loans with a closing date before xxxst, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk Indicator is Moderate due to loan failed the Connecticut license validation test."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title Report dated xx/xx/2019 shows the subject xx was originated on xx.
The chain of assignment is complete as the subject xx is currently with  xx.
There is an active civil judgment against the borrower found open in the amount of $xxxfavor ofxx
There is an active civil judgment against the borrower found open in the amount of $xxxfavor of xx
There is an active civil judgment against the borrower found open in favor of xx
1st installment of town taxes for the year of 2020 has been paid in the amount of $xxx 2nd installment is due on xx/xx/2019 in the amount of $xxx delinquent taxes have been found for the prior years.	As per the review of payment history, the borrower is delinquent more than 120 days. The last payment was received on xx/xx/2018 in the amount of $xxx which was applied to xx/xx/2018. The next due date is xx/xx/2018. As per payment history, the current UPB is being reflected in the amount of xx.	Collections Comments:As per the review of payment history, the borrower is delinquent more than 120 days. The last payment was received on xx/xx/2018 in the amount of $xxx which was applied to xx/xx/2018. The next due date is xx/xx/2018. As per payment history, the current UPB is being reflected in the amount of xx.
Borrower has filed bankruptcy under Chapter 13, case # xx on xx/xx/2019 and plan was not confirmed. According to chapter 13 plan debtor sxxpay to the trustee in the amount of $xxx  per month for the 60 months. The case was dismissed on xx/xx/2019.
Foreclosure Comments:The loan is currently in active foreclosure. The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2018. Summon & complaint of foreclosure was filed dated xx/xx/2018. Judgment was entered on xx/xx/2019. Foreclosure sale was scheduled for xx/xx/2019.  However, the foreclosure process currently put on hold due to borrower was filed a bankruptcy on xx/xx/2019 which was dismissed on xx/xx/2019.  No more evidences are available regarding further foreclosure proceedings.
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter 13, case # xx on xx/xx/2019 and plan was not confirmed. According to chapter 13 plan debtor sxxpay to the trustee in the amount of $xxx per month for the 60 months. The case was dismissed on xx/xx/2019 but case is not terminated yet.	Not Applicable	Affiliated Business Disclosure Missing Required Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxan data is $xxx.80 which is compared with $xxx.80 and variance is -$xxx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 states that the subject xx was originated on xx.
The chain of assignment has not been found. However, it should be with xx
There is a junior xx in the amount of xx which was recorded on xx/xx/2004 in the favor of  xx
There is a mechanics lien against the borrower in the amount of xx in the favor xx
Annual installment of xx jurisdiction tax of 2019 has been paid in the amount of $xxxNo delinquent taxes have been found for the prior year.	According to the review of payment history as of xx/xx/2019, the borrower has been delinquent for 2 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx82. The UPB reflected in the amount of xx.
Collections Comments:As per the review of the servicing comments, the loan is in the collection and the borrower has been delinquent for 2 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx82. The UPB reflected in the amount of xx.
As per the comment dated xx/xx/2018, the reason for default is divorced.
The Step modification agreement was signed between the borrower xx and the lender  xx, N. A. on xx/xx/2013.
No comments have been found regarding the foreclosure proceedings on the subject property in the latest servicing comments.
As per the collection comments, the bankruptcy has not been filed.
As per the comment dated xx/xx/2019, the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This Step modification agreement was signed between the borrower xx
The Unpaid Principal Balance is xx with interest rate 4.00% which steps up in 5 steps ending at 4.875%. The borrower promises to pay the monthly P&I of $xxx beginning from xx/xx/2013. The maturity is xx/xx/2053.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL Loan Data: xx Comparison Data: xx Variance: -xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxhis loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: Loan Data: xx Comparison Data: xx Variance: -xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxis loan failed the TILA APR test.
TILA APR Test: FAIL Loan Data: 4.435% Comparison Data: 5.479% Variance: -1.044%.
The annual percentage rate (APR) is 5.479%. The disclosed APR of 4.435% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* DTI > 60% (Lvl 2)     "As per Final 1003 dated xx/xx/2003, the total monthly income is in the amount of $xxxd the total monthly expenses are in the amount of $xxxence, DTI is exceeding 60%."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in Rhode Island. The following state required disclosures are missing from the loan files,
1.Appraisal Fee Disclosure
2.Offer of Title Insurance
3.Choice of Title Insurer
4.Choice of Insurer (any type of insurance)
5.Withholding Tax Disclosure
6.Notice of Rights
7.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2019, the subject xx was originated on xx.

No single assignment of xx is available in the updated title report but the subject xx should have been assigned to  xx.

Active junior or senior judgments/liens/mortgages:

1. There is an active junior  xx available in favor of  xx  in the amount of xx which was originated xx/xx/2006 and recorded on xx/xx/2006.

2. There is an active junior state tax lien available against xx

3. There is an active junior Civil judgment available against xx

4.. There are 3 active junior IRS liens available against xx

2019 Combined 1st installment taxes have been paid on xx/xx/2018 in the amount of $xxx019 Combined 2nd installment taxes have been paid on xx/xx/2019 in the amount of $xxxo prior year delinquent taxes have been found in the updated title report.
Review of updated payment history as of xx/xx/2019, the loan is currently in delinquency for +61 months and the next due for regular payment is xx/xx/2014. No evidences are available in updated Payment History that confirms when the last regular payment has been made. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in delinquency for +61 months and the next due for regular payment is xx/xx/2014. No evidences are available in updated Payment History that confirms when the last regular payment has been made. The UPB as of the date is in the amount of xx.
The joint debtors xx had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2016.
The Schedule-D in xxx shows that the unsecured amount is $xxxout of secured claim in the amount of xx and the value of collateral is xx.
The POC was filed on xx/xx/2016 with the secured claim of xx with an arrearage of $xxxcording to the 2nd amended debtor's plan which was filed on xx/xx/2017, the debtor sxxmake all post xx payments outside the plan and the plan was not confirmed.
The joint debtors were dismissed on xx/xx/2017 and the case was terminated on xx/xx/2017.

Foreclosure Comments:The loan is currently in active litigation. Review of latest 24 months collection comments show that the foreclosure was initiated on the loan by referring it Attorney.  The earlier complaint was filed on xx/xx/2015 with the xx and later the lis pendence was filed on xx/xx/2018 with the same case#. The FC judgment is not entered yet. However, the foreclosure proceedings were placed on hold due to the contested matter which was filed on xx/xx/2018. The contested matter was litigated and the collection comment dated xx/xx/2018 shows that the pleading was filed was filed on xx/xx/2018 and the affirmative answer was also filed. No more evidences are available that confirm the current status of litigation.

Bankruptcy Comments:Claim No: 2
The joint debtors xx had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2016.
The Schedule-D in xxx shows that the unsecured amount is $xxxout of secured claim in the amount of xx and the value of collateral is xx.
The POC was filed on xx/xx/2016 with the secured claim of xx with an arrearage of $xxxcording to the 2nd amended debtor's plan which was filed on xx/xx/2017, the debtor sxxmake all post xx payments outside the plan and the plan was not confirmed.
The joint debtors were dismissed on xx/xx/2017 and the case was terminated on xx/xx/2017.
Not Applicable	Affiliated Business Disclosure Credit Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file; however, the data were considered from the underwriting transmittal xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The CE risk indicator is "Moderate" due to following factors:

1. This loan failed the TILA finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Finance Charge Test: FAIL     Charged: xx    Allowed: xx    Variance: -$xxx

2. This loan failed the TILA foreclosure rescission finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxILA Foreclosure Rescission Finance Charge Test: FAIL    Charged: xx    Allowed: xx    Variance: -$xxx

3. This loan failed the late fees test as the loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.

Late Fees Test: FAIL     Charged: 5.000%    Allowed: 2.000%    Over by: +3.000%"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test as the loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.

Late Fees Test: FAIL     Charged: 5.000%    Allowed: 2.000%    Over by: +3.000%"
* ComplianceEase TILA Test Failed (Lvl 2)     "1. This loan failed the TILA finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Finance Charge Test: FAIL     Charged: xx    Allowed: xx    Variance: -$xxx

2. This loan failed the TILA foreclosure rescission finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxILA Foreclosure Rescission Finance Charge Test: FAIL    Charged: xx    Allowed: xx    Variance: -$xxx"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019 the subject xx was originated on xx.
The chain of the assignment has been completed.

There was a junior xx in the favor ofxx in the amount of xx which was recorded on xx/xx/2008; however, the satisfaction of junior xx was found which was recorded on xx/xx/2015 and the junior xx has been released.

There are 3 civil judgments against borrower xx which are as follows.
1. The first is in the amount of $xxxthe favor of xx which was recorded on xx/xx/2010.
2. The second is in the favor of  xx. in the amount of $xxxch was recorded on xx/xx/2015.
3. The second is in the favor of xx in the amount of $xxxch was recorded on xx/xx/2016.
First and second combined taxes for the year of 2019 have been paid on xx/xx/2018 and xx/xx/2019 respectively each in the amount of $xxx $xxxpectively.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2019, the borrower is currently delinquent for 28 months and the next due date for the regular payment is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of $xxx93, which was applied for the due date of xx/xx/2017. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the active foreclosure and the next due for the regular payment is xx/xx/2017. The last payment was received on xx/xx/2019, in the amount of $xxx93 which was applied for xx/xx/2017. The UPB reflected in the payment history is in the amount of xx.
The reason for the default of the borrower was a curtailment of income.
No loss mitigation activity has been initiated.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the servicing comments, the foreclosure was initiated. The comment dated xx/xx/2018 reveals that the foreclosure file was referred to an attorney on xx/xx/2018. The notice of lis pendency was filed by the creditor  xx, xx with the foreclosure case#xx on xx/xx/2017 which was located at “xx”; however, the amended complaint was filed by the creditor  xx, xx with the same foreclosure case#xx on xx/xx/2019; however, no further details related to foreclosure hold or delay has been found.
Bankruptcy Comments:As per xxx report, the borrower xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2016. The plan was confirmed on xx/xx/2017. The debtor plan was dismissed on xx/xx/2019. The plan was terminated on xx/xx/2019. The POC was filed on xx/xx/2016 in the amount of xx and the amount of arrearage is xx. The motion was filed on xx/xx/2018. The debtor sxxpay to the trustee the sum of $xxxr month for 60 months. The Schedule D of xxx dated xx/xx/2016 shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx. However the unsecured portion is $xxx61. The Collection comments does not show any cram down.	The loan has been modified once since origination. The loan modification was made on xx/xx/2010 between the borrower xx. According to the modified terms, the new principal balance is in the amount of xx. The borrower promises to pay $xxx93 with the rate of interest starting with 6.125 % beginning from xx/xx/2010. The new maturity date is xx/xx/2043.	Affiliated Business Disclosure HUD-1 Closing Statement Missing Required State Disclosures	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The copy of the final hud-1 document which was located at “xx” is illegible; however, some point and fees are handwritten by the settlement agent. The document is considered to check the CE result."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed Seller-Paid Points and Fees Exception Test.
This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for
"Seller-Paid Points and Fees."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the following Test failed.
TILA Finance Charge Test.
GSE (xx public guidelines) Seller Paid Points and Fees Exception Test.
GSE (Freddie Mac public guidelines) Seller Paid Points and Fees Exception Test.
Seller-Paid Points and Fees Exception Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL  Loan Data : xx  Comparison Data : xx  Variance : -$xxx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is
understated by more than $xxx* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at xx state. The following required state disclosures are missing from the loan file.
1.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2.NY Interest Rate Disclosure
3.NY Hazard Insurance  Disclosure
4.Tax Escrow Account Designation
5.xx Bankers and Exempt Organizations Preapplication
6.Co-Signer Notice Requirements
7.Default Warning Notice
8.Commitment Disclosure
9.Lock-in Disclosure
10.Expiration of Lock-in or Commitment Period"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the review of updated title report dated xx/xx/2019 the subject xx is in the Second lien position. The subject xx has been recorded on xx/xx/2007 with the lender as  xx.
The chain of assignment is not complete the current chain of assignment is with  xx No assignment has been made after loan origination, missing the assignment to xx.
Active judgments or liens found pending are as follows:
1) There is civil judgment recorded on xx/xx/2005 in the amount of $xxxthe favor ofxx
2) There is civil judgment recorded on xx/xx/2009 in the amount of $xxxthe favor of xx
3) There is a real estate tax lien in favor of xx in the amount of $xxx it was recorded on xx/xx/2018.
Require tax Cert or Redemption certificate for the 2019 annual tax information.
Provided payment history as of xx/xx/2019, reveals that the loan is in delinquency for 17 months. The next due date for the payment is xx/xx/2018. The last payment of xx/xx/2018 was received on xx/xx/2019 in the amount of $xxx58. According to the payment history the current unpaid principal balance is being reflected in the amount of xx.	Collections Comments:According to the collection comments the loan is in active bankruptcy. Foreclosure had been already initiated and NOD had been filed on xx/xx/2015, sale date had scheduled for xx/xx/2016, however the borrower filed bankruptcy under chapter 13 on xx/xx/2016 and the plan has been confirmed on xx/xx/2017, the loan is currently in active bankruptcy. No further foreclosure information has been found. The borrower has file chapter 13 bankruptcy on xx/xx/2016 with case # xx and plan has been confirmed on xx/xx/2017. The amount of arrears of $xxx85, borrower sxxpay $xxx for 30 months, then $xxxr 30 months. The deadline due date to file POC was xx/xx/2016 and the POC has been filed on xx/xx/2016. As per the plan borrower sxxpay $xxx for 30 months, then $xxxr 30 months. According to the review of payment history the current UPB is xx. The last payment was received in the amount of $xxxich has been applied for the due date of xx/xx/2018; the loan is next due for xx/xx/2018. The borrower is 17 months behind his scheduled payments.
Foreclosure Comments:Foreclosure had been already initiated and NOD had been filed on xx/xx/2015, sale date had scheduled for xx/xx/2016, however borrower filed chapter 13 bankruptcy on xx/xx/2016 and plan has been confirmed on xx/xx/2017, the loan is currently in active bankruptcy. No further foreclosure information has been found.
Bankruptcy Comments:The borrower has file chapter 13 bankruptcy on xx/xx/2016 with case # xx and plan has been confirmed on xx/xx/2017. The amount of arrears of $xxx85, borrower sxxpay $xxx for 30 months , then $xxxr 30 months. The deadline due date to file POC was xx/xx/2016 and the POC has been filed on xx/xx/2016. As per the plan borrower sxxpay $xxx for 30 months, then $xxxr 30 months.	Loan Modification agreement was made between the borrower xx
The borrower promised to pay the unpaid principal balance of xx with interest rate of 3.615% with P&I of $xxx with step amortized type and started from the first payment on xx/xx/2012 and to be ended with the maturity date of xx/xx/2052. The rate changes in 05 steps ending at 3.990%.
Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator shows moderate due to TILA Finance Charge Test failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in state of Massachusetts. The following state disclosures are missing from the loan file.
Lead-Based Paint Disclosure.
Carbon Monoxide Alarms
MA Smoke Detector Certificate"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx
The chain of assignment has been completed. The last assignment was done fromxx
There is 2 active civil judgment against borrower which was recorded on xx/xx/2013 in the amount of $xxx15 and on xx/xx/2017 in the amount of $xxx Inactive judgments on xx/xx/2010 and xx/xx/2017.
The Annual installment of 2019 for combined tax is due on xx/xx/2019 in the amount of $xxxever Annual combined taxes for the year of 2019/2020 have been paid in the amount of $xxx installment taxes for the year of 2019 have been paid in the amount of $xxx prior year delinquent taxes have been found.

The payment history as of xx/xx/2019 reflects the borrower is currently delinquent for 17 months and next due for the xx/xx/2018 payment. The last payment was received on xx/xx/2018 in the amount of $xxx and was applied to the xx/xx/2018 payment. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in Bankruptcy, on Foreclosure hold. The payment history as of xx/xx/2019 reflects the borrower is currently delinquent for 17 months and next due for the xx/xx/2018 payment. The last payment was received on xx/xx/2018 in the amount of $xxx and was applied to the xx/xx/2018 payment. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The current UPB reflected as per the payment history is in the amount of xx.
As per the modification agreement dated xx/xx/2014, the new UPB is in the amount of xx.  The borrower promises to pay $xxx with a modified interest rate of 4.625% starting xx/xx/2014 until the maturity date of xx/xx/2054.
The reason for default provided xx/xx/2019 reflects Loss of job/Curtailment of Income--Reduction in income.  The borrower was denied for a loan modification on xx/xx/2019 for Payment increase showing the payment reduction is not met.
The foreclosure was initiated and referred to the attorney on xx/xx/2018.  The foreclosure was placed on hold due to the borrower filing a prior Bankruptcy on xx/xx/2018 that was Discharged on xx/xx/2019.  The Complaint was filed on xx/xx/2019 and Service was Completed on xx/xx/2019.  The borrower filed another Bankruptcy on xx/xx/2019 and the Foreclosure remains on hold.
According to the xxx, the borrower xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019.  The POC was filed on xx/xx/2019 with a secured claim amount of xx and arrearages totaling xx.  Schedule D of xxx dated xx/xx/2019 shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx leaving $xxxcured portion.  The Confirmation Hearing is scheduled to be held on xx/xx/2019.
Prior Chapter 7 Bankruptcy case# xx was filed by xx on xx/xx/2018 that was Discharged on xx/xx/2019.  The Debtor advised on xx/xx/2018 that their intent is to surrender the property.
The servicing comment dated xx/xx/2019 reflects the property is renter occupied.
Foreclosure Comments:The foreclosure was initiated and referred to the attorney on xx/xx/2018.  The foreclosure was placed on hold due to the borrower filing a prior Bankruptcy on xx/xx/2018 that was Discharged on xx/xx/2019.  The Complaint was filed on xx/xx/2019 and Service was Completed on xx/xx/2019.  The borrower filed another Bankruptcy on xx/xx/2019 and the Foreclosure remains on hold.
Bankruptcy Comments:According to the xxx, the borrower xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019.  The POC was filed on xx/xx/2019 with a secured claim amount of xx and arrearages totaling xx.
The schedule D of xxx dated xx/xx/2019 shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx leaving $xxxcured portion.  The Confirmation Hearing is scheduled to be held on xx/xx/2019.
Prior Chapter 7 Bankruptcy case# xx was filed by xx on xx/xx/2018 that was Discharged on xx/xx/2019. The Debtor advised on xx/xx/2018 that their intent is to surrender the property.	As per the modification agreement dated xx/xx/2014, the new UPB is in the amount of xx. The borrower promises to pay $xxx with a modified interest rate of 4.625% starting xx/xx/2014 until the maturity date of xx/xx/2054.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Missing Required State Disclosures
xx Insurance
Notice of Servicing Transfer
Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Initial and Final Loan Applications are missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial Escrow Account Disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "The MI Cert is missing from the file."
* Missing Appraisal (Lvl 2)     "Appraisal missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Providers is missing from the file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in the State of Maryland and the following Required State Disclosures are missing from the file:
Affidavit of Consideration
Affidavit of Disbursement
First Time Buyers Affidavit
Notice of Right to Select Attorney
Title Insurance Company and Settlement Agent Disclosure
Mandatory Binding Arbitration Disclosures"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Service transfer document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the xx was originated on xx.
The chain of xx assignment has been completed. Currently, the xx assignment is with xx
There is a junior xx open against the subject property in the favor of  xx in the amount of xx which was recorded on xx/xx/2000.
There is another junior xx open against the subject property in the favor of xx in the amount of xx which was recorded on xx/xx/2015.
There is a HOA lien open against the subject property in the favor of xx	The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2019. The delinquency has been done for 5 months. The last payment was received on xx/xx/2019 in the amount of $xxx and it was applied for the due date of xx/xx/2019. The current P&I is $xxx and interest rate is 6.3.875%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2019. The delinquency has been done for 5 months. The last payment was received on xx/xx/2019 in the amount of $xxx and it was applied for the due date of xx/xx/2019.
According to the xxx, xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2014. POC was filed by xx on xx/xx/2018. Amended POC was filed on xx/xx/2018, in the secured claim amount of xx and an arrearage in the amount of $xxxter 13 plan was filed on xx/xx/2017. Motion for loan modification was filed on xx/xx/2018 and the order was granted on this motion on xx/xx/2018. The loan was modified through bankruptcy. Amended Chapter 13 Plan was filed on xx/xx/2019. This plan was confirmed on xx/xx/2019.
No foreclosure proceedings have been found in the recent 24 months.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2014. POC was filed by xx xx Association on xx/xx/2018. Amended POC was filed on xx/xx/2018, in the secured claim amount of xx and an arrearage in the amount of $xxxter 13 plan was filed on xx/xx/2017. Motion for loan modification was filed on xx/xx/2018 and the order was granted on this motion on xx/xx/2018. The loan was modified through bankruptcy. Amended Chapter 13 Plan was filed on xx/xx/2019. This plan was confirmed on xx/xx/2019. xxx was filed on xx/xx/2019 and the order was granted on this motion on xx/xx/2019.
The order approving modification of chapter 13 was filed on xx/xx/2019 and the date of the last filing the bankruptcy was xx/xx/2019.
The loan modification agreement was made between borrower and lender on xx/xx/2018 with the new modified unpaid principal balance is xx. The interest bearing amount was xx with interest rate 3.875% and the modified P&I was $xxx. The first modified payment due date was xx/xx/2018 and the maturity date will be xx/xx/2058.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for
"Seller-Paid Points and Fees"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk indicator is Moderate due to loan failed the seller-paid points and fees exception test."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to Updated title report dated xx/xx/2019, the subject xx was originated on xx
The chain of assignment has been completed. Currently, the assignment is from xx

There is one IRS lien against the borrower xx
The annual xx taxes of 2018 have been paid in the amount of $xxxe annual school taxes of 2018 have been paid in the amount of $xxx	As per the review of payment history as of xx/xx/2019, the borrower is currently delinquent for 16 months and next due date is xx/xx/2018. The last payment was received on xx/xx/2018 in the amount of $xxx which was applied for xx/xx/2018. The current P&I is $xxx and PITI is $xxx. The UPB reflected in the payment history is in the amount of xx.

Collections Comments:The loan is currently in the collection and next due date is xx/xx/2018. The last payment was received on xx/xx/2018 in the amount of $xxx which was applied for xx/xx/2018. The current P&I is $xxx and PITI is $xxx. The UPB reflected in the payment history is in the amount of xx.
The reason for default is death of borrower.
The loan has not been modified since origination.
As per the document located at xx the foreclosure was initiated and referred to an attorney on xx/xx/2018. The complaint was filed on xx/xx/2019. However, the borrower xx had filed bankruptcy under chapter 13 with the case # xx on xx/xx/2019 and foreclosure put on hold. As per comment dated xx/xx/2019, the re-projected sale has been scheduled for xx/xx/2019. As per comment dated xx/xx/2019, the file is on Bk loss mitigation hold. No further details are available.
The borrower xx had filed bankruptcy under chapter 13 with the case # xx on xx/xx/2019. The POC was filed by xx on xx/xx/2019 with the secured claim amount of xx and the arrearage is xx. The POC was amended on xx/xx/2019. The Schedule-D of xxx dated xx/xx/2019, the amount of claim is xx and the value of collateral is xx. According to third amended chapter 13 plan dated xx/xx/2019, the debtor sxxpay the trustee $xxx monthly for 3 months starting from xx/xx/2019 and $xxxnthly for 60 months starting from xx/xx/2019. The case was dismissed due to Motion to dismiss for failure to make Payments. The debtor was dismissed on xx/xx/2019. The date of last filing is xx/xx/2019.
As per comment dated xx/xx/2019, the subject property is occupied by an Unknown party.
No comments were indicating damages and repairs to the subject property.

Foreclosure Comments:As per the document located at xx the foreclosure was initiated and referred to an attorney on xx/xx/2018. The complaint was filed on xx/xx/2019. However, the borrower xxhad filed bankruptcy under chapter 13 with the case # xx on xx/xx/2019 and foreclosure put on hold. As per comment dated xx/xx/2019, the re-projected sale has been scheduled for xx/xx/2019. As per comment dated xx/xx/2019, the file is on Bk loss mitigation hold. No further details are available.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case # xx on xx/xx/2019. The POC was filed by xx on xx/xx/2019 with the secured claim amount of xx and the arrearage is xx. The POC was amended on xx/xx/2019. The Schedule-D of xxx dated xx/xx/2019, the amount of claim is xx and the value of collateral is xx. According to third amended chapter 13 plan dated xx/xx/2019, the debtor sxxpay the trustee $xxx monthly for 3 months starting from xx/xx/2019 and $xxxnthly for 60 months starting from xx/xx/2019. The case was dismissed due to Motion to dismiss for failure to make Payments. The debtor was dismissed on xx/xx/2019. The date of last filing is xx/xx/2019.

Not Applicable	Affiliated Business Disclosure Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures xx Insurance Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan files."
* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at “xx", which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file."	* Credit score not provided (Lvl 2) "Credit report is missing."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "As per Final Application, the monthly MI payment is $xxx However, the MI certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file.
1.TX Loan Agreement Notice
2.Commitment Requirement/Anti-Tying
3.TILA Disclosures in Spanish
4.Home Equity Consumer Disclosure
5.Home Equity Loan Interest and Fees Preclosing Disclosure
6.Home Equity Loan Copies of Documents
7.Home Equity Loan Rescission Notice
8.Fair Market Value of Homestead Property Acknowledgment
9.Home Equity Loan Notice of Address for Borrower Notification of Violation
10.Choice of Insurance Notice
11.Collateral Protection Insurance Disclosure
12.Non-Deposit Investment Product Disclosure Are there any promotional materials?
13.Insurance Solicitation/Post Commitment Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx
The chain of assignment has been completed. Currently, the assignment is from  xx Association, its successor and assigns.
No active liens or judgments have been found against the borrower and the subject property.
Annual combined taxes of 2018 have been paid in the amount of $xxxnnual combined taxes of 2019 have been due in the amount of $xxxch will due on xx/xx/2019.
As per the review of payment history as of xx/xx/2019, the borrower is currently delinquent for 11 months and next due date is xx/xx/2018. The last payment was received in the amount of $xxx with an interest rate of 7.00% which was applied for xx/xx/2018. The UPB reflected in the payment history is in the amount of xx.	Collections Comments:The loan is currently in the bankruptcy and next due date is xx/xx/2018. The last payment was received in the amount of $xxx with an interest rate of 7.00% which was applied for xx/xx/2018. The UPB reflected in the payment history is in the amount of xx.
The reason for default is unable to be determined.
The loan has been modified on xx/xx/2014.
According to the document located on “xx”, the foreclosure was initiated in 2019 and file was referred to an attorney on xx/xx/2019. The complaint was filed on xx/xx/2019. However, the foreclosure was put on hold due to the borrower had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2019. Further details are not available.
The borrower xx had filed bankruptcy under chapter 13 with case# xx on xx/xx/2019. The plan was confirmed on xx/xx/2019. The date of last filing is xx/xx/2019. The POC was filed by xx on xx/xx/2019 with the secured claim amount of xx with an arrearage of $xxxs per the schedule-D of xxx dated xx/xx/2019, the amount of claim is xx and the value of property is xx. According to Modified chapter 13 plan dated xx/xx/2019, the debtor sxxpay the trustee $xxx monthly for 60 months. Supplemental order of confirmation was filed on xx/xx/2019, the Trustee having objected to the confirmation of this plan for failure.
No comments have been found indicating damages and repairs to the subject property.

Foreclosure Comments:According to the document located on “xx”, the foreclosure was initiated in 2019 and file was referred to an attorney on xx/xx/2019. The complaint was filed on xx/xx/2019. However, the foreclosure was put on hold due to the borrower had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2019. Further details are not available.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with case# xx on xx/xx/2019. The plan was confirmed on xx/xx/2019. The date of last filing is xx/xx/2019. The POC was filed by xx on xx/xx/2019 with the secured claim amount of xx with an arrearage of $xxxs per the schedule-D of xxx dated xx/xx/2019, the amount of claim is xx and the value of property is xx. According to Modified chapter 13 plan dated xx/xx/2019, the debtor sxxpay the trustee $xxx monthly for 60 months. Supplemental order of confirmation was filed on xx/xx/2019, the Trustee having objected to the confirmation of this plan for failure.	The loan was modified twice since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2014 between the borrower "xx As per the modified terms, the new principal balance is xx. The borrower has promised to pay the in the amount of $xxx with the interest rate of 7.00% beginning on xx/xx/2014 till maturity date of xx/xx/2054.
Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan files."	* Application Missing (Lvl 2) "Final Application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan files."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia State. The following required state disclosures are missing from the loan file.
1.Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2.Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of the updated title report dated xx/xx/2019 states that the subject xx was originated on xx.
The chain of assignment has been completed. The last assignment was done from  xx
There is a state tax lien against the borrower xx in the favor of xx
Annual village taxes have been paid in the amount of $xxx1st installment town taxes have been paid in the amount of $xxxnthly installment utilities taxes have due in the amount of $xxx
No delinquent taxes have been found for the prior year.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2019. The delinquency has been done for 120+ days. According to the payment history, the last payment was received on xx/xx/2019. The current P&I is $xxx and the interest rate is 7.375%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comments and documents in file reveal that loan is in bankruptcy.
The borrower xx had filed bankruptcy under chapter-13 with case# xx  on xx/xx/2018 and the plan was confirmed on xx/xx/2018. The POC was filed by xx xx Association on xx/xx/2018, with the claim amount of xx and the arrearage is in the amount of $xxx68. As per the chapter 13 plan, the debtor sxxpay to the trustee the sum of $xxxr month for 60 months.
The borrower has been delinquent from xx/xx/2019. The delinquency has been done for 120+ days.  According to the payment history, the last payment was received on xx/xx/2019. The current P&I is $xxx and the interest rate is 7.375%. The current unpaid principal balance is in the amount of xx.
This loan modification was done on xx/xx/2015 between the xx.  The amortization type is fixed and the new unpaid Principal balance is xx.
Unable to be determine the reason for default.
As per servicing comments, the foreclosure was initiated and the file was referred to the attorney on xx/xx/2017. The foreclosure sale was on hold due to bankruptcy. However, there are no further details regarding the current status of the foreclosure.
According to the collection comment, no damages or repairs have been found.
The latest xxx Report is not available in the loan file.

Foreclosure Comments:Review as per servicing comments, the foreclosure was initiated and the file was referred to attorney on xx/xx/2017.The foreclosure step sale was scheduled for xx/xx/2019. The foreclosure sale was on hold due to bankruptcy. The borrower filed bankruptcy on xx/xx/2018 with case# xx under chapter 13. The collection comments, the foreclosure was ended on xx/xx/2019.  However, there are no further details regarding the current status of the foreclosure.
Bankruptcy Comments:According to the xxx, xx. (borrower) had filed bankruptcy under chapter-13 with case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018. The POC was filed by xx/xx/2018, with the claim amount of xx and the arrearage is in the amount of $xxx68. As per the chapter 13 plan, the debtor sxxpay to the trustee the sum of $xxxr month for 60 months.	This loan modification was done on xx/xx/2015 between the xx. The amortization type is fixed and the new unpaid Principal balance is xx. The modification original rate is 7.375 % and Monthly P&I is $xxx. The modification payment start date is xx/xx/2016 and the new maturity date is xx/xx/2055.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test: FAIL"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data  xx Comparison Data  xx Variance  -$xxx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is
understated by more than $xxx* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required Disclosures (Lvl 2)     "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Michigan State. The following required state disclosures are missing from the loan file.
1.MI Borrower's Bill of Rights
2.MI Consumer Caution and Homeownership Counseling Notice
3.Choice of Insurance Agent"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "TIL is not hand dated."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019 the subject xx was originated on xx.
The chain of the assignment has not been completed. The latest assignment is from xx. However, the assignment is missing from xx

There are 4 municipal liens against property in the favor of xx in the amount of $xxxch were recorded on different dates.

Annual combined taxes for the year of 2019 are due in the amount of $xxxo delinquent taxes have been found.
According to the payment history as of xx/xx/2019, the borrower has been delinquent of 09 months and the next due is xx/xx/2019. The last payment was received on xx/xx/2019 and P&I in the amount of $xxx which was applied on xx/xx/2018 with interest rate 4.750 % and PITI in the amount of $xxx.	Collections Comments:As per the servicing comments, the loan is in bankruptcy. The reason for default is curtailment of income. The current occupancy of borrower is owner occupied.
The borrower has been delinquent of 09 months and the next due is xx/xx/2019. The last payment was received on xx/xx/2019 and P&I in the amount of $xxx which was applied on xx/xx/2018 with interest rate 4.750%.
The loan was modified on xx/xx/2017.
The borrower xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2019.

Update:
According to comments, bankruptcy is still active. No further details regarding the current status of bankruptcy. As per comment dated xx/xx/2022, a roof has been installed due to a damaged roof. The insurance claim amount for damage was $xxxo further information was found.
Foreclosure Comments:As per the servicing comments, the foreclosure was initiated and referred to attorney on xx/xx/2019. The complaint file was filed on xx/xx/2019. The first publication was completed on xx/xx/2019. The sale was scheduled on xx/xx/2019. Further the foreclosure was put on hold due to borrower filed bankruptcy chapter 13 on xx/xx/2019.
Bankruptcy Comments:As per xxx report, the borrowerxx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2019. The POC was filed on xx/xx/2019 in the amount of xx and the amount of arrearage is xx. The debtor sxxpay to the trustee the sum of $xxxweekly for 56months.	The loan has been modified twice since origination. The loan modification was made on xx/xx/2017 between the borrowerxx. According to the modified terms, the new principal balance is in the amount of xx. The borrower promises to pay $xxx with the rate of interest starting with 4.750 % beginning from xx/xx/2017. The new maturity date is xx/xx/2057. The interest bearing is in the amount of xx. There is no deferred balance. There is no principal forgiven.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file."
* Lost Note Affidavit (Lvl 3) "As per review of the loan file , the original Note is available in the loan file. However, Lost Note affidavit is also found in the loan file which is located at "xx”."	* Application Missing (Lvl 2) "Application is missing from the loan file."
* Appraisal not dated (Lvl 2)     "missing appraisal"
* Credit score not provided (Lvl 2)     "Credit report is missing."
* Final TIL Missing or Not Executed (Lvl 2)     "Final Truth in Lending is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Alabama State. The required state disclosure Choice of Insurer is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx, in favor of xx.
There is gap in chain of assignment as required the assignment from , xx

There is one junior xx against the subject property which was recorded on xx/xx/2002, in the amount of xx, in favor of xx
The combined annual taxes of 2018 have been paid in the total amount of $xxx first installments of combined taxes for 2019 have been paid in the amount of $xxxsecond installments of combined taxes for 2019 are due on xx/xx/2019 in the amount of $xxxrior year delinquent taxes have been found.	Review of latest payment history as of xx/xx/2019 shows that the loan is in delinquency for 7 months. The last payment was received on xx/xx/2019 total in the amount of $xxx interest rate of 3.00% and P&I $xxxthe due date of xx/xx/2019. The next due date is xx/xx/2019. The latest payment history reflects the UPB in the amount of xx.	Collections Comments:As per comments the loan is active in bankruptcy. The loan is in delinquency for 7 months. The last payment was received on xx/xx/2019 total in the amount of $xxx interest rate of 3.00% and P&I $xxxthe due date of xx/xx/2019. The next due date is xx/xx/2019. The latest payment history reflects the UPB in the amount of xx.
The loan was modified twice since origination. Initially the loan was modified on xx/xx/2012 with step amortization and mod agreement is located at “xx”. The latest loan modification agreement was made on an effective date of xx/xx/2017 between “xx” (borrower) and “xx (Servicer).
The new principal balance is xx and the borrower had given promise to pay P&I in the amount of $xxx new interest rate of 3.00%. The first payment had begun from xx/xx/2017 and ends with the maturity date of xx/xx/2057. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. The UPB that has been amortized is xx as an interest bearing amount.

The borrower "xx" had filed bankruptcy under Chapter-13 with the case# xx on xx/xx/2018. The POC was filed by subject creditor on xx/xx/2018 but again it was amended on xx/xx/2018, with the claim amount of xx and the arrears in the amount of $xxxan was confirmed on xx/xx/2018. As per plan dated xx/xx/2018 the debtor sxxpay $xxxnthly. The xxx was filed on xx/xx/2019 and the order was granted on xx/xx/2019.

As per available servicing comments the foreclosure was initiated on property and the file was referred to an attorney on xx/xx/2018. The foreclosure was put on hold as the borrower had filed bankruptcy on xx/xx/2018 under ch#13 with case#xx. the loan is in active bankruptcy. No further details have been found regarding foreclosure.

As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Foreclosure Comments:As per available servicing comments the foreclosure was initiated on property and the file was referred to an attorney on xx/xx/2018. The foreclosure was put on hold as the borrower had filed bankruptcy on xx/xx/2018 under ch#13 with case#xx. the loan is in active bankruptcy. No further details have been found regarding foreclosure.
Bankruptcy Comments:According to the xxx, the borrower "xx" had filed bankruptcy under Chapter-13 with the case# xx on xx/xx/2018. The POC was filed by subject creditor on xx/xx/2018 but again it was amended on xx/xx/2018, with the claim amount of xx and the arrears in the amount of $xxxan was confirmed on xx/xx/2018. As per plan dated xx/xx/2018 the debtor sxxpay $xxxnthly. The xxx was filed on xx/xx/2019 and the order was granted on xx/xx/2019.	The loan was modified twice since origination. Initially the loan was modified on xx/xx/2012 with step amortization and mod agreement is located at “xx
The latest loan modification agreement was made on an effective date of xx/xx/2017 between “xx
The new principal balance is xx and the borrower had given promise to pay P&I in the amount of $xxx new interest rate of 3.00%. The first payment had begun from xx/xx/2017 and ends with the maturity date of xx/xx/2057.
The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. The UPB that has been amortized is xx as an interest bearing amount.
Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of Service Providers Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Georgia state. The following state disclosures are missing from the loan file:
1.Waiver of Borrowers Rights and Closing Attorney Affidavit
2.Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable

Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.” and borrower “xx
The chain of assignment is incomplete. Currently assignment is with ‘xx
There is water/sewer lien against the subject property in the favor of ‘xx
The combined taxes for 2018 have been paid in amount of $xxxo prior delinquent taxes have been found.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2019. The delinquency has been done for 9 months. The last payment was received in the amount of $xxx and it was applied for the due date of xx/xx/2018. The current P&I is $xxx and interest rate is 7.75%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Comments:
xx
The comment dated xx/xx/2019 shows that forbearance plan was completed, Reason for default is death of borrower. The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2019. The delinquency has been done for 9 months. The last payment was received in the amount of $xxx and it was applied for the due date of xx/xx/2018. The current P&I is $xxx and interest rate is 7.75%. The current unpaid principal balance is in the amount of xx.
Review of collection comments and loan file states that foreclosure was initiated in 2019. The foreclosure file was referred to attorney on xx/xx/2019. The comment dated xx/xx/2019 shows that sale was scheduled for xx/xx/2019. Sale was canceled due trial Mod. Foreclosure file was put on hold. No further information has been found regarding foreclosure.
No information has been found regarding BK case filing.

Update:
According to comments, the borrower is current with the loan. No further information was found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Review of collection comments and loan file states that foreclosure was initiated in 2019. The foreclosure file was referred to attorney on xx/xx/2019. The comment dated xx/xx/2019 shows that sale was scheduled for xx/xx/2019. Sale was canceled due trial Mod. Foreclosure file was put on hold. No further information has been found regarding foreclosure.

Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is available in loan file but it is not executed by borrower."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk Indicator is 'Moderate'.
1. TILA APR Test: Failed.
2. Document Preparation Fee Test:Failed.
3. Broker Fees Test:Failed.
4. Origination Fee & Broker Fee Test:Failed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "CE State regulation Test Failed.
1. Document Preparation Fee Test: FAIL
 Loan Data: $xxx, Comparison Data: $xxx Variance: +$xxx.
2. Broker Fees Test: FAIL
 Loan Data: $xxx00, Comparison Data:$xxx, Variance: +$xxx
3. Origination Fee & Broker Fee Test: FAIL
 Loan Data: $xxx25, Comparison Data: $xxx, Variance:+$xxx"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL, Loan Data: 0.000%, Comparison Data: 8.092%, Variance: -8.092%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of loan origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing."
* Missing Required Disclosures (Lvl 2)     "List of servicing providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the subject xx was originated on xx which was recorded on xx/xx/1999. As per report the chain of assignment is completed. Currently the xx is with xx xx Association recorded on xx/xx/2014.
There is a civil judgment against xx in the amount of $xxxorded on xx/xx/2010 which held by xx
There is a credit card judgment against xx in the amount of $xxxorded on xx/xx/2018 which held by xx
Annual combined taxes have been paid in the amount of $xxxxx/xx/2018 for the year of 2018.
Annual combined taxes are due in the amount of $xxxxx/xx/2020 for the year of 2019. No delinquent taxes have been found.
The review of payment history as of dated xx/xx/2019 shows that borrower is delinquent for 10 months. The last payment was received on xx/xx/2019 in the amount of $xxx with the interest rate of 7.500% which was applied for the due date of xx/xx/2018. The current unpaid principal balance is in the amount of xx.	Collections Comments:As per servicing collection comments, the loan is in collections. The review of payment history as of dated xx/xx/2019 shows that borrower is delinquent for 10 months. The last payment was received on xx/xx/2019 in the amount of $xxx with the interest rate of 7.500% which was applied for the due date of xx/xx/2018. The current unpaid principal balance is in the amount of xx.
As per collection comments the property was damaged by Hurricane storm. The date of loss was xx/xx/2018. As per comment dated xx/xx/2019, borrower has been filed hazard insurance claim in the amount of $xxx00. Comment on xx/xx/2019 shows the 1st draw of hazard claim has been paid in the amount of $xxx06 to xx(Borrower). As per latest servicing comments the property is not repaired yet.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease Risk indicator is "Moderate".
This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller paid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for
"Seller-Paid Points and Fees.""
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Compliance Ease State Regulations Test Failed.
This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller paid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for
"Seller-Paid Points and Fees.""
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in "North Carolina State". The following disclosures are missing in the loan file.

1) Amortization Schedule Disclosure.
2) Credit Property Insurance Disclosure.
3) Fee Agreement.
4) Priority of Security Instrument Disclosure.
5) Attorney Selection Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing in the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019, shows that the subject xx was originated on xx.
The chain of the assignment has been completed.  The latest assignment is with xx which was recorded on xx/xx/2014.
No active judgments or liens have been found.
The annual installment of the combined jurisdiction tax of 2018 has been paid in the amount of $xxxxx/xx/2018.
The utility jurisdiction tax payment plan of 2018 has been paid in the amount of $xxxxx/xx/2018.
No prior year delinquent taxes have been found.	According to the review of payment history as of xx/xx/2019, the borrower has been delinquent for 10 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected in the amount of xx.

Collections Comments:As per the review of the servicing comment, the loan is in the foreclosure and the borrower has been delinquent for 10 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected in the amount of xx.
The reason for default has not been mentioned in the latest collection comments.
The loan has never been modified since origination.
As per the collection comments, the bankruptcy has not been filed.
The servicing comment dated xx/xx/2019 shows that the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update:
According to comments, the borrower is current with the loan. No further information was found.
No mod activity has been made since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
According to the comment dated xx/xx/2024, the borrower has passed away in June. As per comment dated xx/xx/2024, called borrower’s spouse to inquire about the death certificate as well as probate documents. There was no probate regarding documents received.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2019. No further details have been found.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/settlement statement and itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "Final application/1003 is missing from the loan file."
* Credit score not provided (Lvl 2)     "Credit report is missing"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file.
1.Explanation of Personal Obligation
2.Marital Property Act Disclosure
3.Choice of Insurance Disclosure
4.Co-Signer Notice
5.Tattle Tale Notice under the Marital Property Act"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx. According to updated title report dated xx/xx/2019, the chain of assignment has not been completed as the current assignee is xx.
Active judgments and liens;
1) Child support Lien (Judgment) has been found pending against the borrower xx
2) Child support Lien (Judgment) has been found pending against the borrowerxx
3) State Tax lien has been found pending against the borrower xx
4) Civil Judgment has been found pending against the borrower xx
5) Civil Judgment has been found pending against the borrower xx
6) Civil Judgment has been found pending against the borrower xx
7) Junior xx been found pending against the borrower xx
8) There are multiple State Tax liens has been found pending against borrower xx. 2nd lien was recorded on xx/xx/2007. 3rd lien was recorded on xx/xx/2008. 4th lien was recorded on xx/xx/2010. 5th lien was recorded on xx/xx/2010. 6th lien was recorded on xx/xx/2011. 7th lien was recorded on xx/xx/2013. All liens are showing in the in the favor of xx. Above multiple tax lien amount is xx.
1) 2020 1st installment of Combined Taxes are due for xx/xx/2020 and 2nd installment is due for xx/xx/2020.
2) 2019 1st installment of Combined Taxes have been paid on xx/xx/2019 in the amount of $xxxd installment taxes paid on xx/xx/2019 in the amount of $xxxd installment has been paid on xx/xx/2019 in the amount of $xxxh installment of combined taxes has been paid on xx/xx/2019 in the amount of $xxx
1) 2020 1st installment of Combined Taxes are due for xx/xx/2020 in the amount of $xxx 2nd installment is due for xx/xx/2020 in the amount of $xxx9 Combined 4thinstallment is due for xx/xx/2019 in the amount of $xxx 2019 1st installment of Combined Taxes have been paid on xx/xx/2019 in the amount of $xxxd installment taxes paid on xx/xx/2019 in the amount of $xxxd installment has been paid on 5xx on xx/xx/2019.No prior delinquent Taxes found.
The payment history as of dated xx/xx/2019 states, borrower is performing very well and next payment due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for the due date on xx/xx/2019.The current UPB is in the amount of xx. Current interest rate is 5.125%	Collections Comments:The loan is currently performing the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx65 which was applied for the due date of xx/xx/2019. The current unpaid principal balance is xx. The current interest rate is 5.125 % and P&I is $xxx.
Foreclosure is initiated in 2019 file referred to the Attorney on xx/xx/2019 and the step complaint Step complaint has been filed on xx/xx/2019. And now foreclosure file placed on hold due to loss mitigation. Payment history as of dated xx/xx/2019 states, now loan is performing. No other evidences reflected regarding foreclosure proceedings. The loan modification agreement was made between Borrower xx on xx/xx/2019 with a new principal balance of xx with fixed rate of 5.125. The borrower promised to pay monthly P&I in the amount of $xxx beginning on xx/xx/2019 and ends with the Maturity Dated xx/xx/2059. According to comment dated xx/xx/2019, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.

Update:
According to comments on xx/xx/2022, demand letter rexxed. As per comment dated xx/xx/2023, foreclosure demand was cancelled due to a RPP. According to comments on xx/xx/2023, the reason for default is curtailment of income. Per comments on xx/xx/2024, bankruptcy chapter 7 was discharged. No further information was found.
Foreclosure Comments:Foreclosure is initiated in 2019 file referred to the Attorney on xx/xx/2019 and the step complaint Step complaint has been filed on xx/xx/2019. And now foreclosure file placed on hold due to loss mitigation. Payment history as of dated xx/xx/2019 states, now loan is performing. No other evidences reflected regarding foreclosure proceedings.
Bankruptcy Comments:Debtor xx had filed bankruptcy under chapter-7 with the case# xx on xx/xx/2010 and the plan was discharged on xx/xx/2010 and it was terminated on xx/xx/2010. Proof of claim yet not filed by the creditor. Motion for Relief filled on xx/xx/2010. xxx filed on xx/xx/2010.	The loan modification agreement was made between Borrower xx on xx/xx/2019 with a new principal balance of xx with fixed rate of 5.125. The borrower promised to pay monthly P&I in the amount of $xxx beginning on xx/xx/2019 and ends with the Maturity Dated xx/xx/2059.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test. Therefore loan data shows $xxx, Comparison Data shows $xxxnd Variance shows plus $xxx.
This loan failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test. The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a xx broker sxxhave the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee. A person licensed as a xx banker or correspondent xx banker sxxhave the right to charge only the following fees:
1.  Credit report fee; $xxx2. Appraisal fee; $xxx
3  Application fee; $xxx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "Below State Disclosures are missing from loan file;
Delivery Fee Authorization
NJ Attorney Disclosure
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application
Commitment Disclosures
Choice of Insurer Disclosure
Private Well Testing"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx

The chain of assignment is not completed. The last assignment is from xx
No Active liens and judgments.

The annual xx taxes of 2018 have been paid in the amount of $xxx	According to the payment history as of xx/xx/2019, the borrower is delinquent for 15 months. The last payment was received on xx/xx/2018, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxxPITI is $xxx the interest rate of 3.875%. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. According to the payment history as of xx/xx/2019, the borrower is delinquent for 15 months. The last payment was received on xx/xx/2018, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxxPITI is $xxx the interest rate of 3.875%. The UPB reflected as per the payment history is in the amount of xx.

The reason for default is illness of borrower. The subject property is occupied by owner. The borrower intention is to keep the property. No damage or repairs are found.

Foreclosure Comments:As per collection comment the foreclosure was initiated. The file was refer to attorney on xx/xx/2018. The complaint was filed on xx/xx/2018 the service was completed on xx/xx/2019.The judgment hearing is on xx/xx/2019. Hence the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2019.

Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2019. The POC was filed by the creditor xx/xx/2019; the POC amount is xx. The POC arrearage is xx. The order on verified motion for refrral to xx modification on xx/xx/2019. The amended chapter 13 plan on xx/xx/2019. As per chapter 13 plan dated xx/xx/2019 the debtor was supposed to pay the trustee $xxxMonth for 1 month to 5 month and $xxx6 to 60 month(s).The schedule D of xxx does not contain any unsecured portion. There is no comment indicating a cram down.	The Loan Modification agreement was made between “xx of xx/xx/2016. The borrower had given promise to pay the UPB of xx. According to the mod the borrower promise to pay the interest rate of 3.875% (per) with P&I $xxx fixed amortized type and the first payment had begun from xx/xx/2016 and ends with the maturity date of xx/xx/2056.There is deferred balance is in the amount of xx.
Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The application is not signed by the borrowers."
* Application Not Signed by All Borrowers (Lvl 2)     "The application is not signed by the borrowers."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in FL State. The following disclosures are missing from the loan file.
1.Anti-Coercion Notice
2.Title Insurance Disclosure
3.Radon Gas Disclosure
4.Insurance Sales Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx. The chain of assignment has been completed. There is a second open xx from Commerce xx recorded xx/xx/2007 for xx. There are no active liens or judgments	Review of latest payment history as of xx/xx/2019 shows that the loan is in delinquency for 74 months. The last payment was received on xx/xx/2014 in the amount of $xxx23 with interest rate of 6.047% and P&I $xxx93 for the due date of xx/xx/2013. The next due date is xx/xx/2013. The latest payment history reflects the UPB in the amount of xx.	Collections Comments:The subject property is located in NY State and the SOL for this state is 6 years.
Review of latest payment history as of xx/xx/2019 shows that the loan is in delinquency for 74 months. The last payment was received on xx/xx/2014 in the amount of $xxx23 with interest rate of 6.047% and P&I $xxx93 for the due date of xx/xx/2013. The next due date is xx/xx/2013. The latest payment history reflects the UPB in the amount of xx.  As per available documents and servicing comments foreclosure proceedings were initiated on property. As per document located at “xx” the file was referred to attorney on xx/xx/2014 and complaint was filed on xx/xx/2015 withxx. As per comment dated xx/xx/2016 contested matter was created by xx. As per comment dated xx/xx/2017 contested team followed up with the receipt of order of reference from within the contested rails and rexxed to place the file on contested hold for 30 days to allow the resolution of the contested issue. The comment dated xx/xx/2017 states that user has placed the file on hold due to litigation. As per comment dated xx/xx/2017 MSJ was granted and contested matter was resolved and attorney concluded the contested FC. As per comment dated xx/xx/2017 all associated invoices with the contested matter was submitted for payment. The comment dated xx/xx/2017 states that litigation was resolved and litigation hold was ended on xx/xx/2017. However comment dated xx/xx/2017 and xx/xx/2017 states that litigation/contested status is active. As per comment dated xx/xx/2018 the judgment was entered with the amount xx. As per comment dated xx/xx/2019 the sale scheduled for xx/xx/2019 was canceled and user has placed the file on hold due to bankruptcy filed by debtor on xx/xx/2019 with case#xx under ch#13. The bankruptcy was dismissed on xx/xx/2019. No further details have been found regarding foreclosure.

And borrower has modification plan as per plan he made payments.
As per collection comment FC is started but borrower is filing bankruptcy due to this FC goes on hold state.

Foreclosure Comments:As per available documents and servicing comments foreclosure proceedings were initiated on property. As per document located at “xx” the file was referred to attorney on xx/xx/2014 and complaint was filed on xx/xx/2015 with xx. As per comment dated xx/xx/2016 contested matter was created by xx. As per comment dated xx/xx/2017 contested team followed up with the receipt of order of reference from within the contested rails and rexxed to place the file on contested hold for 30 days to allow the resolution of the contested issue. The comment dated xx/xx/2017 states that user has placed the file on hold due to litigation. As per comment dated xx/xx/2017 MSJ was granted and contested matter was resolved and attorney concluded the contested FC. As per comment dated xx/xx/2017 all associated invoices with the contested matter was submitted for payment. The comment dated xx/xx/2017 states that litigation was resolved and litigation hold was ended on xx/xx/2017. However comment dated xx/xx/2017 litigation was pending and it was active, also comment dated xx/xx/2017 states contested was pending and it was active. As per comment dated xx/xx/2018 the judgment was entered with the amount xx. As per comment dated xx/xx/2019 the sale scheduled for xx/xx/2019 was canceled and user has placed the file on hold due to bankruptcy filed by debtor on xx/xx/2019 with case#xx under ch#13. The bankruptcy was dismissed on xx/xx/2019. No further details have been found regarding foreclosure.
Bankruptcy Comments:According to the xxx, the borrowerxx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is xx.The debtor sxxpay to the trustee $xxxr 60 months under chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is $xxxe is no comment & Amount indicating a cram down.	According to the modification, the loan was modified on xx/xx/2013 between the borrower xx, xx 10304. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 6.047 % and the borrower promises to pay P&I in the amount of $xxxginning from xx/xx/2013. The maturity date as per modification is xx/xx/2053. This loan was modified once.	Affiliated Business Disclosure Origination Appraisal	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "The appraisal is missing from loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure form is missing from loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2019 reflects that the subject xx was originated on xx.xx with the lender xx

The chain of the assignment has been completed.

There are 2 municipal liens active in the favor of xx in the total amount of $xxx recorded on xx/xx/2019, xx/xx/2019.

There is senior xx active in the favor of xx in the amount of xx recorded on xx/xx/2001.

xx 1st installment taxes for the year of 2019 have been paid in the amount of $xxx on xx/xx/2019.
xx 2nd installment taxes for the year of 2019 have been paid in the amount of $xxx on xx/xx/2019.
No prior years delinquent taxes have been found.	According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 21 months. The last payment received on xx/xx/2019, the payment applied date was xx/xx/2017 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 21 months. The last payment received on xx/xx/2019, the payment applied date was xx/xx/2017 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.

The reason for default is unable to be determined. The subject property has been occupied by the owner. No comments have been found damages or repairs.

Foreclosure Comments: The foreclosure was initiated and the file was referred to the attorney on xx/xx/2018. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2019. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-11 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is xx. The chapter 11 plan has not been confirmed yet.	According to the modification, the loan was modified on xx/xx/2017 in between the borrower xx. The new modified principal balance per modification is in the amount of xx with interest rate starting at 2.000 % and borrower promises to pay P&I in the amount of $xxxnning on xx/xx/2017. The maturity date reflects per modification is xx/xx/2057.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in DC State. The following state disclosures are missing in the loan files.
DC Insurance Notice
Domestic Partner Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value: Date: Type:Full appraisal	Value: Date: Type:Full appraisal	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.A. which was recorded on xx/xx/2008. The chain of the assignment has been completed. The latest assignment is withxx, which was recorded on xx/xx/2014.
No active judgments or liens have been found
Town 1st installment tax of 2018 has been paid in the amount of $xxx.00. No prior year's delinquent taxes have been found.	The review of payment history shows that the borrower has been delinquent for 14 months and next due date for payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2018. The UPB is reflected in the latest payment history in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in Bankruptcy and next due date for the payment is xx/xx/2018.
The review of payment history shows that the borrower has been delinquent for 14 months and next due date for payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2018. The UPB is reflected in the latest payment history in the amount of xx.
The reason for default is unable to be determined.
As per the servicing, the subject property is owner occupied. No damages or repairs have been found.

Foreclosure Comments:The foreclosure was initiated and referred to attorney on xx/xx/2018 .Tthe sale was scheduled on xx/xx/2019. However, the foreclosure was put on hold on as the borrower  had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. As per the order confirming chapter 13 plan, the debtors sxxmake payments in the amount of $xxx per month for 40 monthsmonths. The POC was filed on xx/xx/2018 with the claim amount of xx and the arrearage is in the amount of xx.	This loan modification agreement was made between (borrower)xx
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 6.750 % and new P&I in the amount of $xxx beginning from xx/xx/2017 till the maturity date xx/xx/2057. There is no provision for the balloon payment.
Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Hampshire state.The state disclosure Deleted because compliance with Reg Z will satisfy obligation missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, in favor of xx The chain of assignment has not been completed. The current assignments are with xx recorded on xx/xx/2019. There is civil judgment against the borrower in the favor xx for the amount of $xxxch was recorded on 1 xx/xx/2019. Annual xx taxes for the year 2019 have been paid in the amount of $xxxo prior year delinquent taxes have been found.	As per the review of payment history as of xx/xx/2019, the borrower is delinquent with loan for 14 months and the next due date for payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for due date xx/xx/2018. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx37 with an interest rate of .The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments: The loan is currently in bankruptcy, the borrower is delinquent with loan for 14 months and the next due date for payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for due date xx/xx/2018. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx37 with an interest rate of .The current UPB reflected as per the payment history is in the amount of xx.

The loan was modified on xx/xx/2016 between the borrower   xx As per the modified terms, the new principal balance is xx. There are 3 steps of modification. The borrower promises to pay as per modified plan and the 1st step is $xxx monthly with a modified interest rate 2.000% beginning from xx/xx/2016, 2nd step is $xxx monthly with a modified interest rate 3.000% beginning from xx/xx/2021, 3rd step is $xxxmonthly with a modified interest rate 4.000% beginning from xx/xx/2022, , with a maturity date xx/xx/2056. The interest-bearing amount is xx. The deferred balance is $xxxre is no principal forgiven amount. This loan was modified twice.
According to the xxx, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2018.The plan was confirmed on xx/xx/2019.The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is xx.The motion was filed on xx/xx/2019. As per the amended chapter13 plan, the debtor sxxpay to the trustee in the amount of $xxx for 60 months.
No further details have been found.
As Per Collection Comments xx/xx/2017, the reason for default is unemployment. The subject property has been occupied by the owner. The borrower's intention is to keep the property.

As per collection comments, the foreclosure was initiated. The file was referred to attorney on xx/xx/2017.The sale has been scheduled on xx/xx/2018..However, the foreclosure was put on hold as borrower filed bankruptcyxx/xx/2018..No further details have been found.
 As per the review of collection comments dated xx/xx/2019, there is damage. Check The nature of damage is water damage. The approximate claim amount of is $xxxhe date of loss is xx/xx/2017.The check is received in the amount of $xxxth xx per comment dated xx/xx/2017, the check is received in the amount of $xxx per comment, there is roof repairs allowed the amount is $xxxey will approved to send $xxxe 100% inspection is required. The 70-80% inspection has been done.
1700-

Update:
According to comments on xx/xx/2022, foreclosure was restarted. As per comment dated xx/xx/2022, foreclosure sale is scheduled for xx/xx/2022. According to comments on xx/xx/2022, the foreclosure sale was cancelled due to reinstatement. Per comments on xx/xx/2023, borrower was in xx, so wasn't working for the past month, but she has the money now. Again, foreclosure was referred to an attorney on xx/xx/2024. According to comments on xx/xx/2024, the complaint was filed on xx/xx/2024. Because of a loss mitigation workout, the foreclosure was postponed. No further information was found.
Foreclosure Comments:As per collection comments, the foreclosure was initiated. The file was referred to attorney on xx/xx/2017.The sale has been scheduled on xx/xx/2018..However, the foreclosure was put on hold as borrower filed bankruptcyxx/xx/2018..No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2018.The plan was confirmed on xx/xx/2019.The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is xx.The motion was filed on xx/xx/2019. As per the amended chapter13 plan, the debtor sxxpay to the trustee in the amount of $xxx for 60 months.	The loan was modified on xx/xx/2016 between the borrower xx. As per the modified terms, the new principal balance is xx. There are 3 steps of modification. The borrower promises to pay as per modified plan and the 1st step is $xxx monthly with a modified interest rate 2.000% beginning from xx/xx/2016, 2nd step is $xxx monthly with a modified interest rate 3.000% beginning from xx/xx/2021, 3rd step is $xxxmonthly with a modified interest rate 4.000% beginning from xx/xx/2022, , with a maturity date xx/xx/2056. The interest-bearing amount is xx. The deferred balance is $xxxre is no principal forgiven amount. This loan was modified twice.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test: FAIL xx -$xxx
This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxLA Foreclosure Rescission Finance Charge Test: FAIL xx -$xxx
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR
§226.23(h) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxx ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL xx -$xxx
TILA Foreclosure Rescission Finance Charge Test: FAIL xx -$xxx"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Maryland, following state disclosures are missing from the loan files.
Affidavit of Consideration
Affidavit of Disbursement
First Time Buyers Affidavit
Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
Balloon Payment
No Escrow Account
Mandatory Binding Arbitration Disclosures
Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$9,470.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx
Active mortgages, liens and judgments are as follows: There are 1 state tax liens active in the favor xx recorded on xx in the amount of $xxxtitle issue.	According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 61 months. The last payment was received on xx/xx/2014, the payment applied date was xx/xx/2014 and the next due date for payment is xx/xx/2014. The P&I is in the amount of $xxxd PITI is in the amount of $xxxhe UPB reflected as per the payment history is in the amount of xx.	Collections Comments:This loan is not in active bankruptcy or foreclosure. The last payment was received on xx/xx/2014, the payment applied date was xx/xx/2014 and the next due date for payment is xx/xx/2014. The P&I is in the amount of $xxxd PITI is in the amount of $xxxhe UPB reflected as per the payment history is in the amount of xx. The loan was modified once since origination on xx/xx/2012 between xx. As per the modification agreement dated xx/xx/2012, the UPB is in the amount of xx without any deferred balance. The borrower promises to pay $xxxth a modified interest of 5.25% starting xx/xx/2012 till xx/xx/2052.The reason for default is unemployment and decreased income. The subject property has been occupied by the owner. The borrowers intention is to keep the property.

Update:
According to comments, foreclosure was initiated. As per comment dated xx/xx/2021, borrower rexxed adjournment due to illness. As per comments on xx/xx/2022, the sale was scheduled for xx/xx/2022. According to comments on xx/xx/2022, the borrower filed the bankruptcy on xx/xx/2022 for chapter 13 with case #xx. The foreclosure was put on hold due to bankruptcy. No further information was found.
Foreclosure Comments:The foreclosure was initiated. The file was awaiting for sale. However, the foreclosure was put on hold as the loss mitigation. No further details have been found.

Bankruptcy Comments:According to the xxx, the borrower had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019, the POC amount is $xxx.20 and the arrearage amount is $xxx.63. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is $xxx.42 and the value of the collateral is $xxx.00; however, the unsecured portion is $xxxre is no comment indicating a cram down.	As per the modification agreement dated xx/xx/2012, the UPB is in the amount of xx without any deferred balance. The borrower promises to pay $xxxth a modified interest of 5.25% starting xx/xx/2012 till xx/xx/2052.
The modification do not have a Balloon provision.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per application monthly expenses are $xxx11 a month and monthly income is $xxx00 , borrower expenses is more than income."
* Loan program disclosure missing or unexecuted (Lvl 2)     "In loan file loan program disclosure missing."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.

1.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2.NY Interest Rate Disclosure
3.NY Hazard Insurance  Disclosure
4.Tax Escrow Account Designation
5.xx Bankers and Exempt Organizations Preapplication
6.Part 80 Disclosure
7.Alternative xx Transaction Disclosures
8.Co-Signer Notice Requirements
9.Default Warning Notice
10.Smoke Alarm Affidavit
11.xx Real Property Escrow Account Disclosure
12.Subprime Home Loan Counseling Disclosure
13.Subprime Home Loan Tax and Insurance Payment Disclosure
14.Subprime Home Loan Disclosure
15.Commitment Disclosure
16.Lock-in Disclosure
17.Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "In this loan file notice of servicing transfer missing."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "In the loan file affiliated business disclosure missing."
								* Settlement date is different from note date (Lvl 2) "As per hud-1 settlement date is different from note date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, with xx.
The chain of assignment has been completed. Currently, the xx is withxx Association, Its Successors And Assigns which was recorded on xx/xx/2014.
 No active liens and judgments have been found.
Annual xx taxes for the year 2019 have been due  on  xx/xx/2019 the amount of $xxxo prior year delinquent taxes are found.
According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 7 months. The last payment was received on xx/xx/2019. The payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.T	Collections Comments:As per collection comments The loan is currently in active bankruptcy and the borrower is currently delinquent for 7 months. The last payment was received on xx/xx/2019. The payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The reason for default is unable to be determined from available comments. The loan has been modified once since origination on xx/xx/2011. As per the modified term the new principal balance is xx. The borrower promises to pay $xxx monthly with modified interest rate of 7.750 % beginning from xx/xx/2011 with a maturity date of xx/xx/2051.
The borrower xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017.The plan confirmed on xx/xx/2018.
According to the collection comments the subject property is in average condition with no visible damages.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx report, The borrower xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017.The plan confirmed on xx/xx/2018.The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is $xxxxxs per the proposed plan, the debtor sxxpay to the trustee in the amount of $xxxr per Biweekly for 60 months.No further details have been found.	This modification agreement was made between Lender xx. As per the modified term the new principal balance is xx. The borrower promises to pay $xxx monthly with modified interest rate of 7.750 % beginning from xx/xx/2011 with a maturity date of xx/xx/2051.

Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the seller-paid points and fees exception test. This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for "Seller-Paid Points and Fees."
This loan failed the seller-paid points and fees exception test. This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for "Seller-Paid Points and Fees."
This loan failed the seller-paid points and fees exception test. (Tenn. Comp. R. & Regs. 0180-17-.01, .07) This loan is subject to rules that takes into account brokerage fees that were paid by the seller in a loan transaction under certain circumstances. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for "Seller-Paid Points and Fees". 0180-17-.01 "Brokerage fee" means any fee paid by or charged to a loan applicant for loan origination charged by a broker or lender when no part of such fee is for service rendered by a third party provider. For the purpose of this rule, brokerage fee is synonymous with finder fee. 0180-17-.07(2) Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and sxxbe grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Dataxx Variance-$xxx
This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxhis loan failed the seller-paid points and fees exception test
This loan failed the seller-paid points and fees exception test.
This loan failed the seller-paid points and fees exception test.
(Tenn. Comp. R. & Regs. 0180-17-.01, .07)
This loan is subject to rules that takes into account brokerage fees that were paid by the seller in a loan transaction under certain circumstances. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for "Seller-Paid Points and Fees".
0180-17-.01
"Brokerage fee" means any fee paid by or charged to a loan applicant for loan origination charged by a broker or lender when no part of such fee is for service rendered by a third party provider. For the purpose of this rule, brokerage fee is synonymous with finder fee.
0180-17-.07(2)
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and sxxbe grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Dataxx Variance-$xxx
This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is
understated by more than $xxx* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds"
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at xxe, following state disclosures are missing from the loan files.
1.Placement of Insurance Disclosure
2.Availability of Title Insurance
3.TN Consent to Disclosure of Insurance Information
4.Choice of Agent/insurer
5.Insurance Solicitation/Post Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2019, the subject xx was originated on xx
The chain of xx assignment has been completed. Currently, the xx assignment is with xx
There is a junior xx open against the subject property originated on xx
No active judgments or liens have been found.
The 1st installment of annual taxes has been paid in the amount of $xxx the year of 2020.
The 2nd installment of xx taxes is due in the amount of $xxx the year of 2020.
The review of payment history as of dated xx/xx/2019 shows that borrower is delinquent for 42 months. The next payment is due on xx/xx/2016. The last P&I payment was received on xx/xx/2019 in the amount of $xxx with the interest rate of 6.00% which was applied for the due date of xx/xx/2016 The current unpaid principal balance is in the amount of xx.	Collections Comments:As per servicing collection comments the loan is in bankruptcy. The review of payment history as of dated xx/xx/2019 shows that borrower is delinquent for 42 months. The next payment is due on xx/xx/2016. The last P&I payment was received on xx/xx/2019 in the amount of $xxx with the interest rate of 6.00% which was applied for the due date of xx/xx/2016 The current unpaid principal balance is in the amount of xx.
As per servicing collection comments the loan was in foreclosure. The file was referred to attorney on xx/xx/2016 and the complaint was filed on xx/xx/2018. The foreclosure was placed on hold due to bankruptcy filing. xx has filed Bankruptcy under chapter-13 on xx/xx/2018 with the case#18-xx.
The POC was filed on xx/xx/2018 with claim in the amount of xx and arrears are in the amount of xx. The chapter 13 plan was filed on xx/xx/2018. The amended plan was filed on11/xx/2018 and it was confirmed on xx/xx/2019. As per plan borrower will pay estimated arrearage amount xx. The date of last filing was xx/xx/2019.

Update:-
As per the comment dated xx/xx/2024, the BK (xx) was discharged on xx/xx/2023 and closed on xx/xx/2024. Same comment shows that arrears were paid in full.

Foreclosure Comments:As per servicing collection comments the loan was in foreclosure. The file was referred to attorney on xx/xx/2016 and the complaint was filed on xx/xx/2018. The foreclosure was placed on hold due to bankruptcy filing. xx has filed Bankruptcy under chapter-13 on xx/xx/2018 with the case#18-xx.
Bankruptcy Comments:xxhas filed Bankruptcy under chapter-13 on xx/xx/2018 with the case#18-xx. The POC was filed on xx/xx/2018 with claim in the amount of xx and arrears are in the amount of xx. The chapter 13 plan was filed on xx/xx/2018. The amended plan was filed on11/xx/2018 and it was confirmed on xx/xx/2019. As per plan borrower will pay estimated arrearage amount xx. The date of last filing was xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1 statement is missing in the loan file. The estimated HUD-1 statement and fee itemization is also missing in the loan file."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing in the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal at the time of origination is missing is missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in “Massachusetts” State. The following disclosures are missing in the loan file.
1)Carbon Monoxide Alarms
2)MA Smoke Detector Certificate"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.
The chain of assignment has been completed. The current assignment is with the xx
There is a junior xx in the favor of xx
No active judgments or liens have been found.
Annual installment of xx jurisdiction tax of 2019 is due in the amount of $xxxxx/xx/2020.
Annual installment of xx jurisdiction tax of 2019 is due in the amount of $xxxxx/xx/2020.
Annual installment of xx jurisdiction tax of 2019 is due in the amount of $xxxxx/xx/2020.
No prior years delinquent taxes have been found.	According to the review of payment history as of xx/xx/2019, the borrower has been delinquent for 11 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx55. The UPB reflected in the amount of xx.	Collections Comments:As per the review of the comments, the loan is in the bankruptcy and the borrower has been delinquent for 11 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx55. The UPB reflected in the amount of xx.
The reason for default is unable to be determined from the latest collection comments.
The loan modification agreement was made between (borrower) xx
The servicing comment dated xx/xx/2019 shows that the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update:
According to comments on xx/xx/2023, bankruptcy was filed in 2017 with case #xx and discharged on xx/xx/2022. No further information was found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xxfiled the bankruptcy under Chapter 13 with case #xx on xx/xx/2017. The POC was filed on xx/xx/2018 with the secured claim amount of xx and the amount of arrearage was $xxx10. The plan was confirmed on xx/xx/2017. As per order confirmed Chapter 13 plan, the debtor sxxpay to the trustee the sum of $xxxr month for 60 months. The motion for relief was filed on xx/xx/2019 and order was granted on xx/xx/2019. The date of the last filing of bankruptcy was xx/xx/2019.	This loan modification agreement was made between (borrower)xx
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 6.375% and new P&I is in the amount of $xxx beginning from xx/xx/2014. The maturity is xx/xx/2054. There is no provision for the balloon payment. Previously, the loan has been modified in 2013.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxx Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure in missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the file loan."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the file.
1.TX Loan Agreement Notice
2.Commitment Requirement/Anti-Tying
3.TILA Disclosures in Spanish
4.Choice of Insurance Notice
5.Collateral Protection Insurance Disclosure
6.Non-Deposit Investment Product Disclosure Are there any promotional materials?
7.Insurance Solicitation/Post Commitment Requirement
8.Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is not executed by the borrowers."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2019 the subject xx was originated on xx
The chain of assignment has not been completed, currently the assignment is with  xx.
There are no active liens and judgments found against the borrower.
Combines taxes for the year 2019 are paid in the amount of $xxx prior delinquency has been found.	According to the payment history as of dated xx/xx/2019 the borrower has been delinquent for 51 months and the next due date xx/xx/2015.The last payment was received on xx/xx/2019 for the amount of $xxxTI). The monthly P&I is in the amount of $xxx with an interest rate of 6.250%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The current status of the loan is in foreclosure.
The process of foreclosure has been initiated, the file was referred to an attorney and complaint was filed. The comments dated xx/xx/2019 shows the sale date was scheduled on xx/xx/2019. However no further details have been found regarding the foreclosure.
The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019 , the current bankruptcy status is plan confirmed on xx/xx/2019.
The reason for default is unable to determine.
The loan has not been modified is since the origination.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Foreclosure Comments:The process of foreclosure has been initiated, the file was referred to an attorney and complaint was filed. The comments dated xx/xx/2019 shows the sale date was scheduled on xx/xx/2019. However no further details have been found regarding the foreclosure.
The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019 , the current bankruptcy status is plan confirmed on xx/xx/2019.

Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019 , the current bankruptcy status is plan confirmed on xx/xx/2019. The POC was filed on xx/xx/2019 the amount of POC is xx and the arrearage amount is xx.The chapter 13 plan was filed on xx/xx/2019 as per plan the debtor supposes to pay the trustee the amount of $xxxnthly. The order on motion to dismiss was filed on xx/xx/2019.	Not Applicable	Affiliated Business Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx00
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx00
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxrokerage/Finder Fee Test: FAIL Loan Data $xxx50 Comparison Data $xxx00 Variance +$xxx
This loan failed the brokerage/finder fee test.
The xx loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the xxe Rules and Regulations, brokerage fee is synonymous with finder fee."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Brokerage/Finder Fee Test: FAIL Loan Data $xxx50 Comparison Data $xxx00 Variance +$xxx
This loan failed the brokerage/finder fee test.
The xx loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the xxe Rules and Regulations, brokerage fee is synonymous with finder fee."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx00
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx00
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business from disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx
The chain of assignment has not been completed. Currently, the xx  which was recorded on xx/xx/2019. However; it should be with xx
Active liens and judgments against the borrower as follows:
There is one HOA lien on the subject property in favor of , xx. in the amount of $xxxorded on xx/xx/2013.
Civil judgment against the borrower in the amount of $xxx in favor ofxx which was recorded on xx/xx/2016.
Utilities annual tax for the year 2018 has been paid in the amount of $xxxxx/xx/2018.
xx annual tax for the year 2018 has been paid in the amount of $xxxxx/xx/2019.
School annual tax for the year 2018 has been paid in the amount of $xxxxx/xx/2018.
According to the review of payment history as of xx/xx/2019, the borrower is delinquent for 10 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx64. The UPB reflected in the payment history is in the amount of xx.	Collections Comments:The loan is currently in Bankruptcy. According to the review of payment history as of xx/xx/2019, the borrower is delinquent for 10 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx64. The UPB reflected in the payment history is in the amount of xx.
This loan modification agreement was made between the borrower xx and the lender , xx. on xx/xx/2017.
The reason for default is unavailable.
No servicing comment or latest inspection report have been found to determine the current occupancy and the condition of the subject property. No damages or repairs have been found.

Foreclosure Comments:The foreclosure was initiated. As per the comment dated xx/xx/2017, the file was referred to an attorney on the same date. The date of complaint filed and judgment entered are unavailable. As per the comment dated 5/xx/20107, the foreclosure sale was scheduled for xx/xx/2017. As per the comment dated xx/xx/2010, the file was put on hold due to loan modification. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2018. No further details have been found
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is xx. The chapter 13 plan was confirmed on xx/xx/2019. The schedule D of xxx does not show any unsecured portion. There is no comment indicating a cramdown.	This loan modification agreement was made between the borrower xx
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 5.25% and new P&I is in the amount of $xxx beginning from xx/xx/2018 till the maturity date xx/xx/2057. The interest-bearing amount is xx. There is no provision for the balloon payment. Previously the loan was modified in the year of 2012 and 2014.
Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosures are missing from the loan file.
1.TX Loan Agreement Notice
2.Commitment Requirement/Anti-Tying
3.TILA Disclosures in Spanish
4.Home Equity Consumer Disclosure
5.Home Equity Loan Interest and Fees Preclosing Disclosure
6.Home Equity Loan Copies of Documents
7.Home Equity Loan Rescission Notice
8.Fair Market Value of Homestead Property Acknowledgment
9.Home Equity Loan Notice of Address for Borrower Notification of Violation
10.Choice of Insurance Notice
11.Collateral Protection Insurance Disclosure
12.Non-Deposit Investment Product Disclosure Are there any promotional materials?
13.Insurance Solicitation/Post Commitment Requirement
14.Construction Loan Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per the note loan origination date is xx/xx/2007, however; as per the HUD1 settlement date is xx/xx/2007 which is different from the note date."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx

The chain of assignment has been completed. The current assignments are With xx
There is state tax against the borrower in the favor of xx
There is IRS lien against the borrower in the favor of xx
 Annual xx taxes for the year 2019 have been paid in the amount of $xxxrior year delinquent taxes have been found.

As per the review of payment history as of xx/xx/2019, the borrower is delinquent with loan for 10 months and the next due date for payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for due date xx/xx/2018. The current P&I is in the amount of $xxxcurrent PITI is in the amount of $xxx an interest rate of 4.250%..The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments: The loan is currently in bankruptcy, the borrower is delinquent with loan for 10 months and the next due date for payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for due date xx/xx/2018. The current P&I is in the amount of $xxxcurrent PITI is in the amount of $xxx an interest rate of 4.250%..The current UPB reflected as per the payment history is in the amount of xx.
 The loan was modified on xx/xx/2017 between the borrower   xx. The new modified principal balance as per modification is in the amount of xx with interest rate of 4.250 % and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2017. The maturity date as per modification is xx/xx/2057. The interest-bearing amount is xx. The deferred balance is xx.There is no principal forgiven amount. This loan was modified twice.

According to the xxx report, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2019.The plan was confirmed on xx/xx/2019.The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is $xxx the amended chapter13 plan, the debtor sxxpay to the trustee in the amount of $xxx60 months .No further details have been found.

As Per Collection Comments, the reason for default is unemployment. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
As per collection comments, the foreclosure was initiated. The file was referred to attorney on xx/xx/2018. The sale has been scheduled on xx/xx/2019.However, the foreclosure was put on hold as borrower filed bankruptcy xx/xx/2019.No further details have been found.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Foreclosure Comments:As per collection comments, the foreclosure was initiated. The file was referred to attorney on xx/xx/2018. The sale has been scheduled on xx/xx/2019.However, the foreclosure was put on hold as borrower filed bankruptcy xx/xx/2019.No further details have been found.
Bankruptcy Comments:According to the xxx report, the borrower xxhad filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2019.The plan was confirmed on xx/xx/2019.The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is $xxx the amended chapter13 plan, the debtor sxxpay to the trustee in the amount of $xxx60 months .No further details have been found.

The loan was modified on xx/xx/2017 between the borrower xx. The new modified principal balance as per modification is in the amount of xx with interest rate of 4.250 % and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2017. The maturity date as per modification is xx/xx/2057. The interest-bearing amount is xx. The deferred balance is xx.There is no principal forgiven amount. This loan was modified twice.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Dataxx Variance-$xxxis loan failed the TILA foreclosure rescission finance charge test. ("
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Dataxx Variance-$xxxis loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR
§226.23(h) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxxissing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Georgia, following state disclosures are missing from the loan files.
1.Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2.Disclosure of Additional Fees"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.
The chain of the assignment has been completed. Currently, the xx is with xx
The combined annual taxes for the year of 2019 have been paid in the amount of $xxx delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 12 months and next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2018. The UPB is reflected in the amount of xx till the due date of xx/xx/2018.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018. The proof of claim was filed on xx/xx/2018 with the claim amount of xx and the amount of arrearage is xx.
According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2018. The sale was scheduled for xx/xx/2018. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018.
The review of payment history shows that the borrower has been delinquent for 12 months and next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2018. The UPB is reflected in the amount of xx till the due date of xx/xx/2018.
The loan modification agreement was made on xx/xx/2014 between the borrower xx. The borrower promises to make a monthly payment of $xxx with the interest rate of 6.625% beginning from xx/xx/2014 till the maturity date of xx/xx/2054. The New Principal Balance stated in the modification is xx.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine the current property condition. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2018. The sale was scheduled for xx/xx/2018. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018. The proof of claim was filed on xx/xx/2018 with the claim amount of xx and the amount of arrearage is xx.
The loan modification agreement was made on xx/xx/2014 between the borrower , xx. The borrower promises to make a monthly payment of $xxx with the interest rate of 6.625% beginning from xx/xx/2014 till the maturity date of xx/xx/2054. The New Principal Balance stated in the modification is xx.	Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject  xx was originated on xx.00 and lender asxx
There is Senior xx lien recorded on xx/xx/1986 in the amount of xx  in the favor of xx
There is a Municipal lien recorded against the borrower in the amount of $xxxorded on xx/xx/2019 in the favor of xx
The Payment History dated as of xx/xx/2019 reveals that the borrower is due for xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxd it was applied for the due date xx/xx/2018. The current P&I is $xxx and rate of interest is 4.625%. The current unpaid principal balance is in the amount of xx. The borrower is 12 months behind his scheduled payments.	Collections Comments:According to the collection comments the loan is in active bankruptcy. Foreclosure has been referred to attorney on xx/xx/2016, however the loan was modified on xx/xx/2016. Borrower had filed bankruptcy under Chapter 13 with the Case # xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. POC was filed by xx on xx/xx/2018, in the secured claim amount xx and an arrearage in the amount of $xxx81. The Payment History dated as of xx/xx/2019 reveals that the borrower is due for xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxd it was applied for the due date xx/xx/2018. The current P&I is $xxx and rate of interest is 4.625%. The current unpaid principal balance is in the amount of xx. The borrower is 12 months behind his scheduled payments.
Foreclosure Comments:Foreclosure has been referred to attorney on xx/xx/2016, however the loan was modified on xx/xx/2016.
Bankruptcy Comments:Borrower had filed bankruptcy under Chapter 13 with the Case # xx-HB on xx/xx/2018 and the plan was confirmed on xx/xx/2019. POC was filed by  xx on xx/xx/2018, in the secured claim amount xx and an arrearage in the amount of $xxx81.
The loan modification agreement has been made on xx/xx/2016 between xx
The new principal balance amount of the loan  is $xxx.75  to be paid at the rate of interest of 4.625% and P&I of $xxx with the payment beginning from xx/xx/2016  to xx/xx/2056.
Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The service transfer disclosure is missing in the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business form is missing in the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx

The chain of assignment has not been completed.

Active mortgages, liens and judgments are as follows:

There is a memorandum of Civil judgement against xx

First and second installment of xx 2019 taxes are paid in the amount of $xxxTitle issue: No
As per the review of the updated title report dated xx/xx/2019.There is no other senior xx of lien, judgment on property. So there is no Title issue.

Lien position: First
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, with xx as nominee for  xx with xx.There is no other senior xx of lien, judgment on property So lien position is First for the given xx
According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 39 months. The last payment was received on xx/xx/2019 and the next due date for payment is xx/xx/2016. The P&I is in the amount of $xxxand PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 40 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2016. The P&I is in the amount of $xxxand PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of $xxxThe reason for default is unable to determine from the collection comments.
There was a BK litigation User has reprojected the step Litigation Complete to xx/xx/2019.
Reason was Adversary was dismissed but monitoring for new adversary filing as indicated by  BK counsel.
The Foreclosure was initiated on xx/xx/2014 with case numberxx. The borrower xx had filed for bankruptcy under chapter-13 with the case# xx  on  xx/xx/2016. No further details have been found.
According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx  on  xx/xx/2016. The POC was filed on xx/xx/2017, the POC amount is $xxxd the arrearage amount is xx. The debtor sxxpay the trustee $xxx for 16 months (and $xxx per month  for 44 months) under chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, there is no unsecured portion. There is no comment indicating a cram down.
Foreclosure Comments:The Foreclosure was initiated on xx/xx/2014 with case number. The borrower xxhad filed for bankruptcy under chapter-13 with the case# xx  on  xx/xx/2016.FC sale date was for xx/xx/2016 however it was put on hold due to bk filing. No further details have been found.   Dismiss entire case wa filed xx/xx/2018
		Bankruptcy Comments:According to the xxx, the borrower xxhad filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2016. plan confirmed on xx/xx/2018.The POC was filed on xx/xx/2017, the POC amount is $xxxd the arrearage amount is xx. The debtor sxxpay the trustee $xxx for 16 months (and $xxx per month for 44 months) under chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, there is no unsecured portion. There is no comment indicating a cram down.	Not Applicable	1-4 Family Rider Affiliated Business Disclosure	2: Acceptable with Warnings			* Missing required 1-4 family rider (Lvl 2) "1-4 family rider is unavailable in loan files." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "missing ABA from the file"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2019, the xx was originated on xx.
The chain of xx assignment is incomplete. Currently, the xx assignment is with  xx. This should be with xx
There are liens open these are as follows:
1) There are three statements of delinquent utility charges (Utilities liens) open against the subject property in favor ofxx
2) There is a notice of utility lien open against the subject property in the favor of xx

First and second xx taxes are due on12/xx/2019 & xx/xx/2020.	The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 14 months. The last payment was received on xx/xx/2019 in the amount of $xxx and it was applied for the due date of xx/xx/2018. The current P&I is $xxx and interest rate is 4.375%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 14 months. The last payment was received on xx/xx/2019 in the amount of $xxx and it was applied for the due date of xx/xx/2018.
According to the xxx, xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. POC was filed by  xx on xx/xx/2019, in the secured claim amount of xx and an arrearage in the amount of xx. Amended chapter 13 plan was filed on xx/xx/2019, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx. This plan was confirmed on xx/xx/2019. Trustee report dated xx/xx/2019 states that the subject claim principal was paid in the amount of $xxx26. Last filing was on xx/xx/2019.
Available servicing comment and documents in file reveal that loan is in foreclosure since 2018. Foreclosure referred to attorney was completed on xx/xx/2018. Foreclosure complaint (xx) was filed on xx/xx/2018 with cxx and the lis pendens was filed on same day. Trustee sale (xx) was scheduled for xx/xx/2018. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018 and this case was dismissed on xx/xx/2018. Borrower had again filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019. Collection comment dated xx/xx/2019 states that the sale was scheduled on xx/xx/2019. But the bankruptcy case is active and also has not filed. No further details have been found.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2018. Foreclosure referred to attorney was completed on xx/xx/2018. Foreclosure complaint (xx) was filed on xx/xx/2018 with xx and the lis pendens was filed on same day. Trustee sale (xxwas scheduled for xx/xx/2018. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018 and this case was dismissed on xx/xx/2018. Borrower had again filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019. Collection comment dated xx/xx/2019 states that the sale was scheduled on xx/xx/2019. But the bankruptcy case is active and also has not filed. No further details have been found.
Bankruptcy Comments:According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. POC was filed by xx on xx/xx/2019, in the secured claim amount of xx and an arrearage in the amount of xx. Amended chapter 13 plan was filed on xx/xx/2019, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx. This plan was confirmed on xx/xx/2019. Trustee report dated xx/xx/2019 states that the subject claim principal was paid in the amount of $xxx26. Last filing was on xx/xx/2019.	The loan modification agreement was made between borrower and servicer on xx/xx/2015 with the new modified unpaid principal balance is xx. The interest bearing amount was xx with interest rate 4.375% and the modified P&I was $xxx. The first modified payment due date was xx/xx/2015 and the maturity date will be xx/xx/2055.	Origination Appraisal	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrower."	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per HUD-1 settlement date is xx/xx/2005 which of later than Note date xx/xx/2005."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.
The chain of the assignment has been completed. Currently, the xx is with xx which was recorded on xx/xx/2019.
No active judgment or liens have been found.
The annual xx taxes of 2018 have been paid in the amount of $xxx delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 17 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2018. The UPB reflected is in the amount of xx till the due date of xx/xx/2018.	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and the next due date for the payment is xx/xx/2018. The borrower had filed the bankruptcy under chapter-13 with cxxon xx/xx/2018 and the plan was confirmed on xx/xx/2019. The POC was filed xx on xx/xx/2018 with the secured claim amount of xx and an arrearage in the amount of $xxx86. According to the amended chapter 13 plan dated xx/xx/2018, the debtor sxxpay to trustee $xxx for 60 months. The date of the last filing the bankruptcy was xx/xx/2019. The foreclosure was initiated and according to the comment dated xx/xx/2018, the sale scheduled on xx/xx/2018 was terminated as the borrower had filed the bankruptcy under chapter-13 with case # xx on xx/xx/2018. The review of payment history shows that the borrower has been delinquent for 17 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2018. The UPB reflected is in the amount of xx till the due date of xx/xx/2018. No damage and repairs have been found. The loan has not been modified since origination.
Foreclosure Comments:The foreclosure was initiated and according to the comment dated xx/xx/2018, the sale scheduled on xx/xx/2018 was terminated as the borrower had filed the bankruptcy under chapter-13 with case # xx on xx/xx/2018.
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter-13 with case xxon xx/xx/2018 and the plan was confirmed on xx/xx/2019. The POC was filed xx on xx/xx/2018 with the secured claim amount of xx and an arrearage in the amount of $xxx86. According to the amended chapter 13 plan dated xx/xx/2018, the debtor sxxpay to trustee $xxx for 60 months. The date of the last filing the bankruptcy was xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the seller-paid points and fees exception test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider’s disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Kansas. The Signed Closed-end Credit Agreement Notice is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019 the subject xx was originated on xx. The chain of assignment are Completed.

Subject xx is on First lien position. There are four civil judgments open against the borrower, first one in the amount of xx which was recorded on xx/xx/2013 in favor of xx and second one is in the amount of $xxxch was recorded on xx/xx/2013 in favor of xx The Third is in the amount of $xxxch was recorded on xx/xx/2019 in favor of xx. And The Forth one is in the amount of $xxxwhich was recorded on xx/xx/2007 in favor ofxx

According to updated title report dated xx/xx/2019 there is some error in legal description [xx legal Last paragraph Last line showing â€oe63.83 feet€
But in vesting deed legal Last paragraph Last line showing â€oexx feet€ ]

2019 combined annual taxes are due in the amount of $xxx due date is xx/xx/2020.  No prior years delinquent taxes have been found pending.

Review of latest payment history as of xx/xx/2019 shows that the loan is in delinquency for 126 months. The last payment was received on xx/xx/2016 in the amount of $xxx70 with interest rate of 6.375% and P&I $xxx58 for the due date of xx/xx/2009. The next due date is xx/xx/2009. The latest payment history reflects the UPB in the amount of xx.	Collections Comments:Collection comments
The loan is in Collection. The payment history dated xx/xx/2019 shows that the borrower is delinquent for 126 months and next payment due date is. The last payment was received in the amount of $xxx58 which was applied for the due date of xx/xx/2009. The current UPB is in the amount of xx.

Modification/Forbearance/TPP: No evidences found in the Loan file and Latest 24 months servicing comments regarding current or prior loan modification; No further evidences available in the last 24 months servicing comments regarding whether borrower made all the plan payments.

The payment history dated xx/xx/2019 shows that the borrower is delinquent for 126 months and next payment due date is. The last payment was received in the amount of $xxx58 which was applied for the due date of xx/xx/2009. The current UPB is in the amount of xx.

SOL: Currently, the loan is delinquent for 126 months. Subject property is located inxx for this state is 06 years. The review of payment history as of dated xx/xx/2019 shows that borrower is delinquent for 126 months. The delinquency period was started from 3/xx/209 to as of xx/xx/2019. The next payment is due on xx/xx/2009. As per tape data the current P&I is in the amount of $xxx58 with the interest of 6.375% which was applied for the due date of xx/xx/2009. The current unpaid principal balance is in the amount of xx. And Foreclosure Sale scheduled was onxx/xx/2017. But Foreclosure was placed on hold due to Borrower had filed bankruptcy under chapter 7 with the case#xx on xx/xx/2017 and POC was filed by Lender on xx/xx/2019, in the secured claim amount xx and an arrearage in the amount of xx.And Motion was filed on xx/xx/2019 but it is not approved yet. The foreclosure is still on hold. No further evidences have been found regarding foreclosure proceedings.

Available servicing comments state that the Foreclosure Sale scheduled was onxx/xx/2017. But Foreclosure was placed on hold due to Borrower had filed bankruptcy under chapter 7 with the case#xx on xx/xx/2017 and POC was filed by Lender on xx/xx/2019, in the secured claim amount xx and an arrearage in the amount of xx.And Motion was filed on xx/xx/2019 but it is not approved yet.. The foreclosure is still on hold. No further evidences have been found regarding foreclosure proceedings.

Borrower had filed bankruptcy under chapter 7 with the case#xx on xx/xx/2017 and POC was filed by Lender on xx/xx/2019, in the secured claim amount xx and an arrearage in the amount of xx.And Motion was filed on xx/xx/2019 but it is not approved yet.
Bankruptcy was filed by “xx” under the chapter 7 case#xx date xx/xx/2017. The deadline for filing the POC was set for xx/xx/2018 and the subject creditor filed the POC on xx/xx/2019 after (Deadline date) with secured claim amount of xx, unsecured amount is $xxxnd arrearage is xx. However, which is 75 days after the Bankruptcy filing date.

According to updated title report dated xx/xx/2019 the subject xx was originated on xx. The chain of assignment are Completed.

Subject xx is on First lien position. There are four civil judgments open against the borrower, first one in the amount of xx which was recorded on xx/xx/2013 in favor of xx and second one is in the amount of $xxx00 which was recorded on xx/xx/2013 in favor of xx(Fire And Building) The Third is in the amount of $xxx which was recorded on xx/xx/2019 in favor of.

According to updated title report dated xx/xx/2019 there is some error in legal description [xx legal Last paragraph Last line showing â€oe63.83 feet€
But in vesting deed legal Last paragraph Last line showing â€oexx feet€ ]

2019 combined annual taxes are due in the amount of $xxx40 and due date is xx/xx/2020.  No prior years delinquent taxes have been found pending.

Foreclosure Comments:The subject property is located in NY State and the SOL for this state is 6 years.
Review of latest payment history as of xx/xx/2019 shows that the loan is in delinquency for 126 months. The last payment was received on xx/xx/2016 in the amount of $xxx70 with interest rate of 6.375% and P&I $xxx58 for the due date of xx/xx/2009. The next due date is xx/xx/2009. The latest payment history reflects the UPB in the amount of xx. As per available documents and servicing comments foreclosure proceedings were initiated on property. As per document located at “xx” the file was referred to attorney on xx/xx/2009 and complaint was filed on xx/xx/2009 with xx and again the complaint was amended on xx/xx/2013. As per document located at “37878 pg#76” the judgment of foreclosure was entered on xx/xx/2015. As per comment dated xx/xx/2017 the scheduled sale date xx/xx/2017 was canceled due to bankruptcy filed by debtor on xx/xx/2017 with case#xx under ch#13. The comment also reflects that there is prior bankruptcy filing on xx/xx/2008 under case#xx and discharged on xx/xx/2009. The latest comment dated xx/xx/2019 states that file is on hard hold for bankruptcy. As of xx/xx/2019 the loan is in active bankruptcy.

Bankruptcy Comments:Borrower had filed bankruptcy under chapter 7 with the case#xx on xx/xx/2017 and POC was filed by Lender on xx/xx/2017, in the secured claim amount xx and an arrearage in the amount of xx.And Motion was filed on xx/xx/2019 but it is not approved yet.
Bankruptcy was filed by “xx” under the chapter 7 case#xx date xx/xx/2017. The deadline for filing the POC was set for xx/xx/2018 and the  subject creditor filed the POC on xx/xx/2019 after ( Deadline date) with secured claim amount of xx, unsecured amount is $xxxnd arrearage is xx. However, which is 75 days after the Bankruptcy filing date.

Not Applicable	Affiliated Business Disclosure Final Truth in Lending Discl. Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease Risk Indicator is "Moderate" (Level 2) " TILA APR Test: FAIL Loan Data 0.000%, Comparison Data 6.503%, Variance -6.503%”"
* ComplianceEase TILA Test Failed (Lvl 2)     "“This loan failed the TILA APR test. (12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 6.503%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.’’"
* DTI > 60% (Lvl 2)     "DTI is greater than 60%"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is Missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is Notice of Assessment lien xx open against the subject property is in the favor of xx This program is for the 25 years which was started from the 2017-2018. This assessment lien is for the installation of xx
There are four state tax lien against borrower which is in the total amount of xx and filed by xx
Annual xx taxes for the year of 2019-20 have been paid in the amount of $xxxo delinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2015 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxx83 which was applied to due date of xx/xx/2018 and the next due date is xx/xx/2018. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in active bankruptcy. According to the xxx report, the debtor Luis Molina and Ana Molina had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $xxx for 60 months. The POC was filed on xx/xx/2019. The POC amount is xx and total arrearage amount is xx.
Review of the payment history available from xx/xx/2015 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxx83 which was applied to due date of xx/xx/2018 and the next due date is xx/xx/2018. Current UPB reflects in the provided payment history is in the amount of xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the debtor xxhad filed the bankruptcy under the chapter 13th case# xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $xxx for 60 months. The POC was filed on xx/xx/2019. The POC amount is xx and total arrearage amount is xx.	This is an ARM amortize conventional xx with P&I of $xxx35 along with interest rate of 6.99% with margin of 5.990% till the maturity date of xx/xx/2037. The current P&I as per the latest payment history as of xx/xx/2019 is $xxx83 and rate of interest is 4.625%, however, there is a reduction in rate of interest with respect to Note data which seems that there may be a possibility of modification. No evidence has been found regarding the modification in latest collection comments and tape data.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And estimated HUD-1/Fee itemization/GFE are also not available in the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00 in the favor of xx  The chain of assignment is incomplete as currently the loan is with assignee xx. However, the current assignee is xx
There are several liens and judgments against the subject property and borrower.

1) Junior xx is against the subject property in the amount of xx in the favor of xx
2) Two civil judgments are against the borrower in the combined amount of xx in the favor of xx
3) State Tax lien against the borrower in the amount of xx in the favor of xx
The annual property taxes for the year 2019 have been paid in the amount of $xxx prior year's taxes have been delinquent.
According to the review of payment history as of xx/xx/2019, the borrower has been delinquent from xx/xx/2018 to xx/xx/2019. The last payment was received on xx/xx/2018 in the amount of $xxx94 which was applied for the due date of xx/xx/2018. The current unpaid principal balance is xx. The current P&I is $xxx and current interest rate is 2%.	Collections Comments:According to the review of collection comments as of xx/xx/2019, the borrower has been delinquent from xx/xx/2018 to xx/xx/2019. The last payment was received on xx/xx/2018 in the amount of $xxx94 which was applied for the due date of xx/xx/2018. The current unpaid principal balance is xx. The current P&I is $xxx and current interest rate is 2%.
No evidence has been found regarding the foreclosure action in the available collection comments.
The debtor had filed the bankruptcy under chapter-13 with case # xx on xx/xx/2018 and the plan was in pending for confirmation.  The POC was filed by the subject creditor xx xx Association on xx/xx/2018 with amount of the secured claim xx and an arrearage in the amount of xx. Schedule D of xxx dated xx/xx/2018 shows amount of claim without deducting value of collateral is xx and value of collateral that support this claim is xx.  According to the amended chapter 13 plan dated on xx/xx/2019, the debtor will pay to trustee the amount of $xxx for next 60 months. But, the plan has not been confirmed yet.
According to the collection comments the subject property is in average condition as it has no visible damages.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor had filed the bankruptcy under chapter-13 with case # xx on xx/xx/2018 and the plan was in pending for confirmation. The POC was filed by the subject creditor xx on xx/xx/2018 with amount of the secured claim is xx and an arrearage is in the amount of xx. Schedule D of xxx dated xx/xx/2018 shows amount of claim without deducting value of collateral is xx and value of collateral that support this claim is xx. According to the amended chapter 13 plan dated xx/xx/2019, the debtor will pay to trustee the amount of $xxx for next 60 months. But, the plan has not been confirmed yet.	The loan modification agreement was made on xx/xx/2017 between xx Loan Servicer forxx. According to the agreement the new modified principal balance is xx. The new P&I is $xxx and new Interest rate is 2%. The first payment was begun on xx/xx/2017 and xx/xx/2057 will be the new maturity date. The modification has further taken 3 steps.	Affiliated Business Disclosure Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase risk indicator is Moderate due to
1) TILA Finance Charge Test
2) TILA Foreclosure Rescission Finance Charge Test
3) TILA Right of Rescission Test"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for
1) TILA Finance Charge Test
The loan data is xx and the Comparison Data is xx. Therefore, Variance is $xxx.
2) TILA Foreclosure Rescission Finance Charge Test
The loan data is xx and the Comparison Data is xx. Therefore, Variance is $xxx.
3) TILA Right of Rescission Test"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.
The chain of the assignment has been completed. Currently, the xx is with xx Mortagage xx which was recorded on xx/xx/2019.
The second xx taxes of 2019-2020 are due in the amount of $xxx the due date xx/xx/2019. The first installment xx taxes of 2019-2020 have been paid in the amount of $xxx delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 15 months and next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxr the due date of xx/xx/2018. The UPB is reflected in the amount of xx till the due date of xx/xx/2018.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. The debtor sxxpay $xxxr 5 months and $xxxr month for the period of 55 months. The proof of claim was filed on xx/xx/2018 with the claim amount of xx and the amount of arrearage is xx.
The review of payment history shows that the borrower has been delinquent for 15 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxr the due date of xx/xx/2018. The UPB is reflected in the amount of xx till the due date of xx/xx/2018.
The loan modification agreement was made on xx/xx/2014 between the borrowerxx. The borrower promises to make a monthly payment of $xxxth the interest rate of 5.750% beginning from xx/xx/2014 till the maturity date of xx/xx/2054. The New Principal Balance stated in the modification is xx.
A review of the collection comment shows no indication of post-closing foreclosure activity.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine the current property condition. No damage and repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. The debtor sxxpay $xxxr 5 months and $xxxr month for the period of 55 months. The proof of claim was filed on xx/xx/2018 with the claim amount of xx and the amount of arrearage is xx.
The loan modification agreement was made on xx/xx/2014 between the borrower xx The borrower promises to make a monthly payment of $xxxth the interest rate of 5.750% beginning from xx/xx/2014 till the maturity date of xx/xx/2054. The New Principal Balance stated in the modification is xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maryland state. The following state disclosures are missing from the loan file.
Affidavit of Consideration
Affidavit of Disbursement
First Time Buyers Affidavit
Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
Balloon Payment
No Escrow Account
Mandatory Binding Arbitration Disclosures
Home Buyer Education and Counseling Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, in favor ofxx
The chain of assignment has been completed. The current assignment is with xx
No active mortgages, liens, and judgments have been found.
No prior year delinquent taxes have been found. Annual xx taxes for the year 2019/2020 have been paid on xx/xx/2019 in the amount of $xx.	As per the review of payment history as of xx/xx/2019, the borrower is delinquent with a loan for 12 months and the next due date for payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for due date xx/xx/2018. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 7%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per the payment history as of xx/xx/2019, the borrower is delinquent with a loan for 12 months and the next due date for payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for due date xx/xx/2018. The current UPB reflected as per the payment history is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
The reason for default is unemployment and decreased income. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2018 and the complaint was filed on xx/xx/2019 with case# xx. However, the foreclosure was put on hold as the borrower filed Ch-13 bankruptcy on xx/xx/2019. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower xxhad filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is $xxx92. The plan was confirmed on xx/xx/2019. The debtor sxxpay the trustee $xxxr 60 months under Chapter 13. There is no comment indicating a cram-down. The date of last filing is xx/xx/2019.	The loan was modified on xx/xx/2014 between the borrowerxx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 7% and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2014. The maturity date as per modification is xx/xx/2054. This loan was modified once.	Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The CE Risk indicator is Moderate due to following:
This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxILA Finance Charge Test: Loan Data xx Comparison Data xx Variance -$xxx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxLA Foreclosure Rescission Finance Charge Test: Loan Data xx Comparison Data xx Variance -$xxx."
* Right of Rescission missing or unexecuted (Lvl 2)     "RIGHT OF RESCISSION not found by reviewer in Box Documents"
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.xxhich was recorded on xx/xx/2004. The chain of assignment has not been completed. The last assignment was done xx, Its Attorney-, xx which was recorded on xx/xx/2019. However, the last assignment should be with xx. There are 2 prior mortgages against the subject property in the favor of xx and Loan for the amount of xx and $xxx was originated on xx.xxhere is an prior xx against the subject property in the favor of xx. for the amount of xx which was originated on xx.xxowever, satisfaction for the same xx is available at (xx Pg#29) which shows, the said xx has been satisfied. There is an xx lien against the borrower xx in the favor of xxfor the amount of xx which was recorded on xx/xx/2010. There 5 junior civil judgments against the borrower xx in the favor of different plaintiff which was recorded on recorded on different. No prior or current year delinquent taxes have been found.	According to the payment history as of xx/xx/2019, the borrower is delinquent for 131 months and the next due date is xx/xx/2008. As per the payment history located at “xx”, the last payment was received on xx/xx/2008 in the amount of $xxxh was applied for the due date of xx/xx/2008; however, unable to determine the source of payment. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is active foreclosure.
According to the payment history as of xx/xx/2019, the borrower is delinquent for 131 months and the next due date is xx/xx/2008. As per the payment history located at “xx”, the last payment was received on xx/xx/2008 in the amount of $xxxh was applied for the due date of xx/xx/2008; however, unable to determine the source of payment. The UPB reflected as per the payment history is in the amount of xx. As per the review of loan file xx, the foreclosure was initiated in 2009. The foreclosure file was referred to an attorney and the first legal action was completed on xx/xx/2009. As per the document attached with the updated title xx, the summons and complaint for foreclosure was filed on xx/xx/2013 under xx on behalf of xxx, xx. The amended lis pendens was filed under same case# on xx/xx/2017.  As per the collection comment dated xx/xx/2017, the contested matter is active on the file as the borrower served opposition to for motion for summary judgment. The additional fees are rexxed to as the borrower filed an answer to the foreclosure complaint alleging that, there was an error in origination and or servicing of the loan. The borrower is represented by an attorney. On xx/xx/2017, the review of contested/litigation matter has been completed.  As per the collection comment dated xx/xx/2017, the file is under litigation. The litigation action was filed on xx/xx/2017. The additional fees are rexxed to as the borrower filed an answer to the foreclosure complaint alleging that, there was an error in origination and or servicing of the loan. The firm has filed motion for summary judgment; however, it is pending with the court. As per the collection comment dated xx/xx/2019, the foreclosure ‘step’ sale has been scheduled on xx/xx/2019. However, as per the document located at “xx”, the foreclosure sale has been scheduled on xx/xx/2019. xx (borrower/debtor) had filed bankruptcy under chapter 7 with the case#xx on xx/xx/2019. The borrower intends to retain the property and rexxed for modification. As per the motion for relief which was filed on xx/xx/2019 (Doc#14), the foreclosure judgment has been entered on xx/xx/2018. The motion for relief was has been granted on xx/xx/2019 (Doc#19). However, the case was discharged on xx/xx/2019. No further details have been found regarding the foreclosure sale as we have collections till xx/xx/2019. Unable to determine the current condition and occupancy of the subject property.
Foreclosure Comments:As per the review of loan file xx, the foreclosure was initiated in 2009. The foreclosure file was referred to an attorney and the first legal action was completed on xx/xx/2009. As per the document attached with the updated title xx the  and complaint for foreclosure was filed on xx/xx/2013 under xxon behalf ofxx. The amended lis pendens was filed under same case# on xx/xx/2017.  As per the collection comment dated xx/xx/2017, the contested matter is active on the file as the borrower served opposition to for motion for summary judgment. The additional fees are rexxed to as the borrower filed an answer to the foreclosure complaint alleging that, there was an error in origination and or servicing of the loan. The borrower is represented by an attorney. On xx/xx/2017, the review of contested/litigation matter has been completed.  As per the collection comment dated xx/xx/2017, the file is under litigation. The litigation action was filed on xx/xx/2017. The additional fees are rexxed to as the borrower filed an answer to the foreclosure complaint alleging that, there was an error in origination and or servicing of the loan. The firm has filed motion for summary judgment; however, it is pending with the court. As per the collection comment dated xx/xx/2019, the foreclosure ‘step’ sale has been scheduled on xx/xx/2019. However, as per the document located at xx, the foreclosure sale has been scheduled on xx/xx/2019. xx (borrower/debtor) had filed bankruptcy under chapter 7 with the case#xx on xx/xx/2019. As per the motion for relief which was filed on xx/xx/2019 (Doc#14), the foreclosure judgment has been entered on xx/xx/2018. The motion for relief was has been granted on xx/xx/2019 (Doc#19). However, the case was discharged on xx/xx/2019. No further details have been found regarding the foreclosure sale as we have collections till xx/xx/2019.
Bankruptcy Comments:xx (borrower/debtor) had filed bankruptcy under chapter 7 with the case#xx on xx/xx/2019. The borrower intends to retain the property and rexxed for modification. As per the motion for relief which was filed on xx/xx/2019 (Doc#14), the foreclosure judgment has been entered on xx/xx/2018. The motion for relief was has been granted on xx/xx/2019 (Doc#19). However, the case was discharged on xx/xx/2019.	Borrower had modified original xx on xx/xx/2007 new principle balance of xx. New maturity date xx/xx/2037 and new term 360 months. Extension of term by 39 months. The Modification is Fixed rate with initial interest rate of 7.50%. There are 1 steps on this modification. Step 1: xx/xx/2007 at 7.50% rate
2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
								The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2019 reflects that the subject xx was originated on xx. in the amount of xx, which was recorded on xx/xx/2005.
The chain of the assignment has not been completed. The latest assignment is from xx which was recorded on xx/xx/2019. However, the missing assignment is to FNMA.
There is active child support lien against the borrower xx in the amount of $xxxch was recorded on xx/xx/2010.
There are three state tax liens against the borrowerxx, the first in the favor of xx in the amount of xx which was recorded on xx/xx/1997, the second in the favor of xx in the amount of xx which was recorded on xx/xx/2010 and third in the favor of xx in the amount of xx which was recorded on xx/xx/2013.
The tax certificate is not available.
According to a review of the payment history as of xx/xx/2019, the borrower is currently delinquent for 73 months and the next due date for the regular payment is xx/xx/2013. The last payment was received on xx/xx/2019 in the amount of $xxx58, which was applied for the due date of xx/xx/2013. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the bankruptcy and the next due for the regular payment is xx/xx/2013. The last payment was received on xx/xx/2019, in the amount of $xxx58 which was applied for xx/xx/2013. The UPB reflected in the payment history is in the amount of xx.
The reason for the default of the borrower was a curtailment of income.
No loss mitigation activity has been initiated.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the review of the documents, the foreclosure was initiated. The document located at "xx", the foreclosure file was referred to an attorney on xx/xx/2013. As per the document located at "xx" the notice of lis pendecy was filed by the creditor FNMA with the foreclosure xx-15 on xx/xx/2015; however, the foreclosure file was put on hold as the borrower  “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2016.
Bankruptcy Comments:According to the xxx report, the borrower  “xxhad filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2016 and the plan was confirmed on xx/xx/2017. The POC was filed by the creditor FNMA on xx/xx/2017 with the POC amount of xx and the amount of arrearage is xx. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee in the amount of $xxx for the period of 36 months. The motion for relief from automatic stay and co-debtor stay(doc#91)was filed on xx/xx/2019 and it was granted(doc#97) on xx/xx/2019. No comment has been found indicating a cram-down.  The last filing date of bankruptcy was xx/xx/2019.

The step modification agreement was made on xx/xx/2010 between the borrower “xx”. The new modified principal Balance is xx with interest rate 2.00% which steps up in 4 steps ending at 5.00%. The borrower promises to pay the monthly  P&I of $xxx58 beginning from xx/xx/2010 and the maturity is dated xx/xx/2036.
Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property located at New Jersey state. The following require state disclosures are missing from the loan file.
1.NJ Application Disclosure
2.Delivery Fee Authorization
3.NJ Attorney Disclosure
4.Unacceptability of Insurance Notice
5.Attorney Disclosure II
6.Tax Bill Information
7.Private Well Testing
8.Lock-In Agreement
9.Commitment Disclosures
10.Choice of Insurer Disclosure
11.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx. for the amount of xx which was recorded on xx/xx/2004.
The chain of assignment has been completed. The last assignment is from  xx , Its Successors and Assigns which was recorded on xx/xx/2019.

There is one junior xx open against the subject property originated on xx.00 in the favor of xx
First installment of xx taxes for the year of 2019 has been paid in the amount of $xxxxx/xx/2019 and second installment is due in the amount of $xxxxx/xx/2019. No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/2019, the borrower has been delinquent for 11 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx56 which was applied for the due date of xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 5.625 % and P&I is $xxx73.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx56 which was applied for the due date of xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 5.625 % and P&I is $xxx73.According to document located at “xx”, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2017.
According to comment dated xx/xx/2017, the foreclosure was put on hold due to court delay. The same dated comment states that the trial plan was offered to the borrower in the amount of $xxx50 which was due from xx/xx/2017 till xx/xx/2018. According to comment dated xx/xx/2018, the foreclosure was put on hold due to bankruptcy filing.
The borrower, "xx" had filed bankruptcy under Chapter-13 with the Case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018. According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. POC was filed by the creditor, "xx" for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2018. According to order of confirming chapter 13 plan dated xx/xx/2018, the plan dated xx/xx/2018 has been confirmed. xx, xx. will be paid its pre-xx xx arrearage in the amount of xx as set out in claim no. 1-1 filed xx, 2018 next. The debtor(s) sxxbe responsible for the ongoing monthly xx payments to xx, xx. outside the plan. The debtor sxxpay monthly payment in the amount of $xxx for 60 months. Notice of xx payment change was filed on xx/xx/2019.
According to comment dated xx/xx/2019, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:According to document located at “xx”, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2017.
According to comment dated xx/xx/2017, the foreclosure was put on hold due to court delay. The same dated comment states that the trial plan was offered to the borrower in the amount of $xxx50 which was due from xx/xx/2017 till xx/xx/2018. According to comment dated xx/xx/2018, the foreclosure was put on hold due to bankruptcy filing.
The borrower, "xx" had filed bankruptcy under Chapter-13 with the Case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018.
Bankruptcy Comments:The borrower, "xx" had filed bankruptcy under Chapter-13 with the Case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018. According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. POC was filed by the creditor, "xx" for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2018. According to order of confirming chapter 13 plan dated xx/xx/2018, the plan dated xx/xx/2018 has been confirmed. xx, xx. will be paid its pre-xx xx arrearage in the amount of xx as set out in claim no. 1-1 filed xx, 2018 next. The debtor(s) sxxbe responsible for the ongoing monthly xx payments to xx, xx. outside the plan. The debtor sxxpay monthly payment in the amount of $xxx for 60 months. Notice of xx payment change was filed on xx/xx/2019.	This modification agreement was made between the borrower, “xx. According to modified terms, the new principal balance is xx. Borrower promises to pay P&I in the amount of $xxx73 with the interest rate of 5.625 % beginning from xx/xx/2016 till the maturity date of xx/xx/2056.	Affiliated Business Disclosure Missing Required Disclosures Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Rhode Island State. The following state disclosures are missing from the loan file.
Appraisal Fee Disclosure
Offer of Title Insurance
Choice of Title Insurer
Choice of Insurer (any type of insurance)
Withholding Tax Disclosure
Fee Disclosure
Notice of Rights
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2018, the xx was originated on xx.xxhe chain of xx assignment is incomplete. Currently, the xx assignment is with  xx.
There is a medical lien open against the borrower in the favor of xx.
Annual combined taxes of 2019 are due on xx/xx/2019 in the amount of $xxx	The payment history dated as of xx/xx/2019 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxit was applied for the due date of xx/xx/2019. The current P&I is $xxxinterest rate is 6.00%. The current unpaid principal balance is in the amount of xx and modification deferred balance remained in the amount of xx.
The loan was modified on xx/xx/2019 and the last payment for the due date xx/xx/2019 was made by as per this MOD agreement.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections.
The payment history dated as of xx/xx/2019 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxit was applied for the due date of xx/xx/2019. The loan was modified on xx/xx/2019 and the last payment for the due date xx/xx/2019 was made by as per this MOD agreement.
Available servicing comment and documents in file reveal that loan is in foreclosure since 2018. Comment dated xx/xx/2018 states that the foreclosure referred to attorney was completed on xx/xx/2018. But foreclosure was put on hold due to loss mitigation on xx/xx/2019. The foreclosure was closed due to loan was modified on xx/xx/2019. No further details have been found.
According to the xxx, xx(borrower) had filed bankruptcy under chapter-7 with the case# xx on xx/xx/2014. This case was discharged on xx/xx/2014 and it was terminated on xx/xx/2014.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2018. Comment dated xx/xx/2018 states that the foreclosure referred to attorney was completed on xx/xx/2018. But foreclosure was put on hold due to loss mitigation on xx/xx/2019. The foreclosure was closed due to loan was modified on xx/xx/2019. No further details have been found.
Bankruptcy Comments:According to the xxx, xx (borrower) had filed bankruptcy under chapter-7 with the case# xx on xx/xx/2014. This case was discharged on xx/xx/2014 and it was terminated on xx/xx/2014.	The loan modification agreement was made between borrower and xx on xx/xx/2019 with the new modified unpaid principal balance is xx. From UPB, the principal balance was deferred in the amount of xx. The interest bearing amount was xx with interest rate 6.00% and the modified P&I was $xxxrst modified payment due date was xx/xx/2019 and the maturity date will be xx/xx/2059.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrower."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow acct disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per final HUD-1, settlement date is xx/xx/2007 which is later than Note date xx/xx/2007."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx. for the amount of xx which was recorded on xx/xx/2007 with xx.
No active liens or judgments have been found against the borrower/the subject property.
The chain of assignment has been incomplete. The last assignment is from xx

Country taxes of the year of 2019 have been paid in the amount of $xxxxx/xx/2019.

First installments of city taxes of the year of 2019-2020 have been paid in the amount of $xxxecond, third and fourth installments of city taxes of the year of 2019-2020 have been due in the amount of $xxxxx/xx/2019, $xxxxx/xx/2020 and $xxx xx/xx/2020.
No prior year delinquent taxes have been found.

According to latest payment history as of xx/xx/2019, the borrower is currently delinquent for 12 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx70 which was applied for the due date of xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 4.375%.	Collections Comments:The loan is active in the bankruptcy and next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx70 which was applied for the due date of xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 4.375%. The reason for default is unable to be determined. As per the comment dated xx/xx/2018, the prior foreclosure has been dismissed due to bankruptcy (“xx”). The foreclosure was re-initiated in 2018 and the file was referred to attorney on xx/xx/2018. The complaint was filed on xx/xx/2018. The first publication was completed on xx/xx/2018. The sale was scheduled on xx/xx/2019. However, the foreclosure was put on hold due the borrower has filed bankruptcy. The borrower xx had bankruptcy under chapter 13 with the case# 19-xx on xx/xx/2019. The chapter 13 plan was confirmed on xx/xx/2019. The POC was filed by creditor xx on xx/xx/2019 for the secured claim amount is xx and arrearage amount is xx. The chapter 13 plan, the debtor was promise to pay for trustee in the amount of $xxx for 60 months. The n motion for relief from stay was filed on xx/xx/2019. The subject property is owner occupied. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Foreclosure Comments:As per the comment dated xx/xx/2018, the prior foreclosure has been dismissed due to bankruptcy xx. According to the document located on “xx”, the foreclosure was re-initiated in 2018 and the file was referred to attorney on xx/xx/2018. The complaint was filed on xx/xx/2018. The first publication was completed on xx/xx/2018. The sale was scheduled on xx/xx/2019. However, the foreclosure was put on hold due the borrower has filed bankruptcy.
Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# 19-xx on xx/xx/2019. The chapter 13 plan was confirmed on xx/xx/2019. The POC was filed by creditor xx on xx/xx/2019 for the secured claim amount is xx and arrearage amount is xx. The chapter 13 plan, the debtor was promise to pay for trustee in the amount of $xxx for 60 months. The n motion for relief from stay was filed on xx/xx/2019.

The loan was modified on xx/xx/2010 between the borrowerxx". As per the modified terms, the new principal balance is xx. The borrower had promised to pay for the amount of $xxx with an interest rate of 2.00% beginning on xx/xx/2010. The new maturity date is xx/xx/2044. This is step modification.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per Final Application, the total monthly income is $xxx25.00 and the total monthly expenses is $xxx96. However, the DTI is exceeds than the 60%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia State. The following required state disclosures are missing from the loan file.

1.VA Application Disclosure
2.Choice of Settlement Agent Disclosure
3.Disclosure of Charges for Appraisal or Valuation
4.Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.
There is break in chain of assignment as the assignment is required between "xx

There are two Active Judgments against the borrower.
1) One civil judgment in the amount of $xxxch was recorded on xx/xx/2018 in the favor of xx
2) One credit card judgment which was recorded on xx/xx/2019 in the favor of xx
The annual taxes for 2018-2019 have been paid in the amount of $xxxo delinquent taxes have been found for the prior year.
The 2nd half taxes for year 2019-2020 are due in the cumulative amount of $xxx	Review of latest payment history as of xx/xx/2019 shows that the loan is in delinquency for 14 months. The last payment was received on xx/xx/2019 total in the amount of $xxx91 with interest rate of 3.50% and P&I $xxx for the due date of xx/xx/2018. The next due date is xx/xx/2018. The latest payment history reflects the UPB in the amount of xx.	Collections Comments:As per available comments the loan is in active bankruptcy. The loan is in delinquency for 14 months. The last payment was received on xx/xx/2019 total in the amount of $xxx91 with interest rate of 3.50% and P&I $xxx for the due date of xx/xx/2018. The next due date is xx/xx/2018. The latest payment history reflects the UPB in the amount of xx.

The loan was modified twice since origination. Initially the loan was modified on xx/xx/2011 with step amortization and mod agreement is located at “xx”. The latest loan modification agreement was made on an effective date of xx/xx/2017 between “xx” (borrower) and “xx” (Servicer).
The new principal balance is xx and the borrower had given promise to pay P&I in the amount of $xxx with new interest rate of 3.50%. The first payment had begun from xx/xx/2017 and ends with the maturity date of xx/xx/2057.

The borrower had filed Bankruptcy under the chapter 13 with case #xx on xx/xx/2019. The lender had filed POC dated xx/xx/2019 and total claim amount is xx and arrears are in the amount of xx.
As per Amended Chapter 13 plan dated xx/xx/2019, the debtor sxxpay to the Trustee the sum of $xxxnthly for a period of 24 months and then $xxx monthly for 36 months. But order denying confirmation of ch#13 plan was entered on xx/xx/2019. As of xx/xx/2019 the chapter 13 plan was not confirmed.

According to the review of collection comments and available documents, the foreclosure was initiated in 2018. The file was referred to attorney on xx/xx/2018 and the complaint was filed on xx/xx/2018 with xx. According to the comment dated xx/xx/2017, sale of the subject property had been scheduled on xx/xx/2019. However, the borrower filed bankruptcy under the chapter 13 on xx/xx/2019 and the foreclosure was put on hold. No further comments have been found regarding foreclosure. The loan is still in active bankruptcy.

Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
Foreclosure Comments:According to the review of collection comments and available documents, the foreclosure was initiated in 2018. The file was referred to attorney on xx/xx/2018 and the complaint was filed on xx/xx/2018 with xx. According to the comment dated xx/xx/2017, sale of the subject property had been scheduled on xx/xx/2019. However, the borrower filed bankruptcy under the chapter 13 on xx/xx/2019 and the foreclosure was put on hold. No further comments have been found regarding foreclosure. The loan is still in active bankruptcy.
Bankruptcy Comments:The borrower had filed Bankruptcy under the chapter 13 with case #xx on xx/xx/2019. The lender had filed POC dated xx/xx/2019 and total claim amount is xx and arrears are in the amount of xx.
As per Amended Chapter 13 plan dated xx/xx/2019, the debtor sxxpay to the Trustee the sum of $xxxnthly for a period of 24 months and then $xxx monthly for 36 months. But order denying confirmation of ch#13 plan was entered on xx/xx/2019. As of xx/xx/2019 the chapter 13 plan was not confirmed.	The loan was modified twice since origination. Initially the loan was modified on xx/xx/2011 with step amortization and mod agreement is located at xx
The latest loan modification agreement was made on an effective date of xx/xx/2017 between “xx
The new principal balance is xx and the borrower had given promise to pay P&I in the amount of $xxx with new interest rate of 3.50%. The first payment had begun from xx/xx/2017 and ends with the maturity date of xx/xx/2057.
Missing Required Disclosures Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MD state. The following required state disclosures are missing from the loan file.
1) Affidavit of Consideration
2) Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
3) No Escrow Account
								4) Mandatory Binding Arbitration Disclosures"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the xx was originated on xx.
The chain of xx assignment has been completed. Currently, the xx assignment is with xx
There is a junior xx open against the subject property in the favor of xx
No active judgments or liens have been found.
Annual combined taxes have been paid in the amount of $xx.	The payment history dated as of xx/xx/2019 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx and it was applied for the due date of xx/xx/2019. The current P&I is $xxx and interest rate is 5.00%. The current unpaid principal balance is in the amount of xx.
Collections Comments:Available servicing comment and documents in file reveal that loan is in collections and currently performing.
The payment history dated as of xx/xx/2019 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx and it was applied for the due date of xx/xx/2019. The current P&I is $xxx and interest rate is 5.00%. The current unpaid principal balance is in the amount of xx.
No bankruptcy filing has been found.
No foreclosure proceedings have been found in the recent 24 months.
The loan modification agreement was made between borrower and xx on xx/xx/2019 with the new modified unpaid principal balance is xx.
According to collection comment, no damages or repairs have been found.

Update:
According to comments, the borrower is current with the loan. No further information was found.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrower and on xx/xx/2019 with the new modified unpaid principal balance is xx. The interest bearing amount was xx with interest rate 5.00% and the modified P&I was $xxx. The first modified payment due date was xx/xx/2019 and the maturity date will be xx/xx/2059.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk indicator is moderate due to loan failed the first lien prohibited fees test"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the first lien prohibited fees test. Loan data is $xxx38, comparison data is $xxxand variance is +$xxx38."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2019 the subject xx was originated on xx.
The chain of the assignment has been completed. The latest assignment is from xx

No active liens and judgments have been found.

Annual combined taxes for the year 2018 are due in the amount of $xxxo delinquent taxes have been found.
According to the payment history as of xx/xx/2019, the borrower has been delinquent of 14 months and the next due is xx/xx/2018. The last payment was received on xx/xx/2019 and P&I in the amount of $xxx which was applied on xx/xx/2018 with interest rate 5.625 % and PITI in the amount of $xxx.	Collections Comments:As per the servicing comments, the loan is in bankruptcy. The reason for default is unable to be determined. The current occupancy of borrower is owner occupied.
The borrower has been delinquent of 14 months and the next due is xx/xx/2018. The last payment was received on xx/xx/2019 and P&I in the amount of $xxx which was applied on xx/xx/2018 with interest rate 5.625 % and PITI in the amount of $xxx.
The loan was not modified since origination.
The borrower xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2017. The plan was confirmed on xx/xx/2017.

Update:
As per comment dated xx/xx/2022, foreclosure was restarted in 2016, then the borrower  filed bankruptcy in 2017. According to comments on xx/xx/2021, bankruptcy was filed in 2017 with case #xx. According to the comment dated xx/xx/2022, foreclosure was put on hold due to reinstatement. As per comments on xx/xx/2023, a demand letter was rexxed because the borrower did not pay the November month payment. Again, foreclosure was reactivated on xx/xx/2023. The complaint was filed on xx/xx/2023, with comments on xx/xx/2023. Foreclosure was put on hold due to reinstatement plan accepted by borrower on xx/xx/2023. No further information was found.

Foreclosure Comments:The foreclosure was initiated and referred to attorney on xx/xx/2016. The complaint file was filed on xx/xx/2016. Further the foreclosure was put on hold due to borrower filed bankruptcy chapter 13  on xx/xx/2017.
Bankruptcy Comments:As per xxx report, the borrower xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2017. The plan was confirmed on xx/xx/2017. The POC was filed on xx/xx/2017 in the amount of xx and the amount of arrearage is xx. The debtor sxxpay to the trustee the sum of $xxx per month for 60 months.	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Estimated HUD-1 or itemization of points and fees are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Iowa State. The following required state disclosures are missing from the loan file.

1.Credit Agreement Disclosure
2.Cosigner Notice
3.Notice to Consumer
4.Compliance with Truth in Lending Act
5.Choice of Insurer Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report: As of xx/xx/2019 shows subject xx was originated on xx. Chain of assignment is complete as current assignee is xx. There is a civil judgment in the amount of $xxxorded on xx/xx/2012 with xx recorded on xx/xx/2015, The xx recorded on xx/xx/2015, and xx for $xxxorded between xx/xx/2017 and xx/xx/2018. Property appear to have combined 2019-2020-year annual property taxes due for xx/xx/2019 $xxx xx/xx/2010 for $xx.	According to the review of latest payment history as of xx/xx/2019, the borrower has been delinquent from xx/xx/2018 to xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx49 which was applied for the due date of xx/xx/2018. The current UPB is xx. The current P&I is $xxx88 and current Interest rate is 3.875%.	Collections Comments:According to the review of latest collection comments as of xx/xx/2019, the borrower has been delinquent from xx/xx/2018 to xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx49 which was applied for the due date of xx/xx/2018. The current UPB is xx. The current P&I is $xxx88 and current Interest rate is 3.875%.
No evidence has been found regarding the foreclosure in available collection comments and documents.
The debtor had filed the bankruptcy under chapter 13 with case #xx on xx/xx/2019. The POC was filed by the subject creditor on xx/xx/2019 with the claim amount of xx and arrearage is in the amount of xx. The plan was confirmed on xx/xx/2019. According to the confirmed chapter 13 plan the debtor will pay to trustee the amount of $xxx for next 60 months

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:The debtor had filed the bankruptcy under chapter 13 with case #xx on xx/xx/2019. The POC was filed by the subject creditor on xx/xx/2019 with the claim amount of xx and arrearage is in the amount of xx. The plan was confirmed on xx/xx/2019. According to the confirmed chapter 13 plan the debtor will pay to trustee the amount of $xxx for next 60 months	The loan was modified on xx/xx/2018, The new modified principal balance is xx. The new P&I is $xxx88 and new Interest rate is 3.875%. The first payment was begun on xx/xx/2018 and xx/xx/2058 will be the new maturity date.		2: Acceptable with Warnings			* DTI > 60% (Lvl 2) "The total monthly income of the borrower is $xxx00 and total monthly debts are $xxx20. Hence, the DTI exceeds 60%."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The Updated title report dated xx/xx/2019 shows that the xx was originated on xx.  The subject xx was recorded on xx/xx/2007 with the xx The chain of the assignment has been completed. The current assignment is with xx.
There are seven state tax liens active namely as
1. The two state tax liens are in the amount of xx and $xxxfavor of xx
2. The remaining five judgments are in the total amount of xx in favor of xx
There are three civil judgments in the amount of xx, $xxxnd $xxxn favor of xx

The first, second and third installments of combined taxes for the year of 2019 have been paid in the amount of $xxxxxnd $xxxpectively. The 4th installments of combined taxes for the year of 2019 are due in the amount of $xxx the due date of xx/xx/2019. The first and second installments of combined taxes for the year of 2020 are due in the amount of $xxxh respectively.
 The current ownership is vested in the name ofxx

The review of the payment history shows that, the borrower is currently delinquent from more than 26 months and the next due date is for xx/xx/2017. The last payment was received on xx/xx/2019, in the amount of $xxxhich was applied for xx/xx/2017. The UPB stated in the payment history is xx. The Current P&I is $xxxd PITI is $xxxith the interest rate of 7.5%.

Collections Comments:The collection comments review states that the loan is in active collection. The review of payment history as of xx/xx/2019 shows that the borrower is delinquent for 24 months and the next due date is xx/xx/2017. The last payment was received in the amount of $xxx21 which was applied to xx/xx/2017. The UPB in the payment history is reflected in the amount of xx. The current P&I is $xxx21 and the current PITI is $xxx21.
The loan has not been modified since origination.
The reason for default is unable to be determined from the available comments.
The foreclosure was initiated in 2016 and that was put on hold due to filed bankruptcy and currently the bankruptcy case has been dismissed on xx/xx/2019.
The current occupancy and condition is unable to be determined from the available comments.

Update -
Currently, the loan is in bankruptcy.
The debtor filed bankruptcy under chapter-13 on xx/xx/2019 with the Case# xx.
As per comment dated xx/xx/2022, the tax sale scheduled date was xx/xx/2022, which expired on xx/xx/2022. As per comment dated xx/xx/2022, the tax is sold on xx/xx/2020, and comment dated xx/xx/2022 shows taxes are paid. Further details not provided.
Foreclosure Comments:The available documents review states that the foreclosure was initiated and the as per the document located at "xx" the file was referred to attorney on xx/xx/2016 and the complaint was filed on xx/xx/2016. However, it was put on hold due to filed bankruptcy under chapter 13 with case # xx on xx/xx/2016.
Bankruptcy Comments:The review of xxx documents states that the borrower has filed the bankruptcy under chapter 13 with case # xx on xx/xx/2016.The POC was filed on xx/xx/2016 with a secured claim amount of xx and the arrearage amount is xx. However, the joint debtor was dismissed on xx/xx/2019 due to failure in making the plan payments. The schedule D of xxx shows the amount of claim is xx and value of collateral is xx.	Not Applicable	Affiliated Business Disclosure Final Truth in Lending Discl. Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The compliance risk indicator is moderate as this loan has failed the TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "The annual percentage rate (APR) is 7.682%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2019 shows that the xx was originated on xx.  (borrower) and (lender) xx of , in the amount of xx. The subject xx was recorded on xx/xx/2006 with thexx.  The chain of the assignment has been completed. The current assignment is with xx.
There is credit card judgment in the amount of $xxxfavor of xx
The first installments of xx taxes for the year of 2019/2020 have been paid in the amount of $xxxe second installments of xx taxes for the year of 2019/2020 are due in the amount of $xxx the due date of xx/xx/2019. The annual installments of utility taxes for the year of 2019 are due in the amount of $xxxose good through date is xx/xx/2019.
The current ownership is vested in the name of xx

The review of the payment history shows that, the borrower is currently delinquent from more than 10 months and the next due date is for xx/xx/2018. The last payment was received on xx/xx/2019, in the amount of $xxx, which was applied for xx/xx/2018. The UPB stated in the payment history is xx. The Current P&I is $xxx and PITI is $xxx, with the interest rate of 4.625%.

Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2017. The plan was confirmed on xx/xx/2017.
According to the payment history as of xx/xx/2019, the borrower is delinquent for 09 months.
The reason for default is curtailment of income. The subject property is occupied by owner. No damage or repairs are found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2017. The plan was confirmed on xx/xx/2017. The POC was filed on xx/xx/2017, the amount of claim is xx and amount of arrearage is xx, under chapter 13, the debtor sxxpay to the trustee in the amount of $xxxschedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx.
There is no any evidence of cram down.

The modification agreement was done on xx/xx/2014, between the (borrower) xx
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of 4.625% with the modified P&I of $xxx.
The first payment date was due on xx/xx/2014 and the new maturity date is xx/xx/2054.
There is no deferred balance has been stated.

Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test.
The loan charges one or more prohibited inspection fees that are not needed to ascertain the completion of construction or repairs. MD Code §12-121."
* Final TIL Date after actual transaction date (Lvl 2)     "As per TIL, the date is xx/xx/2006 and note date is xx/xx/2006. Hence final TIL date is after transaction date."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MD State. The following disclosures are missing from the loan file.
1.Affidavit of Consideration
2.Affidavit of Disbursement
3.First Time Buyers Affidavit
4.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5.Balloon Payment
6.No Escrow Account
7.Mandatory Binding Arbitration Disclosures
8.Home Buyer Education and Counseling Disclosure"
* Not all borrowers signed TIL (Lvl 2)     "The TIL is not signed by all borrowers."
								* TIL not hand dated (Lvl 2) "The TIL is not dated by all borrowers."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xxhe chain of the assignment has been completed. The latest assignment is with xx
There are two HOA liens against the subject property in the favor of xx
Annual xx taxes of 2018 have been paid in the amount of $xxx/xx/2018.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2019, the borrower has been delinquent for 19 months and the next due date for payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxch was applied for xx/xx/2018. The current UPB reflected in the payment history is in the amount of xx.
Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy.
According to the payment history as of xx/xx/2019, the borrower has been delinquent for 19 months and the next due date for payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxch was applied for xx/xx/2018. The current UPB reflected in the payment history is in the amount of xx.
The reason for default has not been mentioned in the latest collection comments.
The loan modification agreement was made between (borrower)xxand (Lender) xx, xx. on xx/xx/2014.
as per the comment dated xx/xx/2018, the subject property has been occupied by the owner.
As per the comment dated xx/xx/2018, the subject property had damage due to disaster. However, the amount of damage is unavailable. No further details have been found.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2017. The complaint was filed on xx/xx/2017. The foreclosure was put on hold due to the court delay on xx/xx/2017. The judgment was entered on xx/xx/2018.  the sale has been scheduled for xx/xx/2018. However, the foreclosure was put on hold as the borrower had filed bankruptcy on xx/xx/2018 and the plan was confirmed on xx/xx/2018.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018. As per the amended chapter 13 plan, the debtor sxxpay to the trustee the sum of $xxxmonth for 24 months and then $xxxmonth from 25 to 60 months. The POC was filed on xx/xx/2018 with the claim amount of xx and the arrearage is in the amount of xx. The date of the last filing is xx/xx/2019.	This loan modification agreement was made between (borrower) xx
The unpaid principal balance was xx with the interest rate of 2.00% which steps up in 4 steps ending at 4.250%. The borrower promises to pay the monthly P&I of $xxxnning from xx/xx/2014. The maturity is xx/xx/2054. The interest bearing amount is xx and deferred balance in the amount of xx. There is no provision for the balloon payment.	Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing from the loan file:
1. Anti-Coercion Notice.
2. Radon Gas Disclosure.
								3. Insurance Sales Disclosure."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.A.  for the amount of xx which was recorded on xx/xx/2007 with xx.
The subject xx is at lower lien position as there is a  water/ sewer liens against the subject property in the favor of xx for the total amount of xx recorded on xx/xx/2002.
There is a civil judgment against the borrower with the favor of , xx for the amount of $xxxorded on xx/xx/2012.
The chain of assignment has been incomplete. The last assignment is from xx

First and second installments of Combined taxes of the year of 2020 have been paid in the amount of $xxxxx/xx/2019 and $xxxxx/xx/2019 and due in the amount of $xxxo prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2019, the borrower is delinquent for the last 11 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx91 which was applied for the due date of xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 4.250%.
Collections Comments:The loan is active in the bankruptcy and next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx91 which was applied for the due date of xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 4.250%. The loan was modified. The foreclosure was initiated in 2017 and the file was referred to attorney on xx/xx/2017. However, the foreclosure was put on hold due to borrower has filed bankruptcy under chapter 13 with the case# xx on xx/xx/2017. The POC was filed by creditor xx on xx/xx/2018 for the secured claim amount is xx and arrearage amount is xx. The motion for relief from stay was filed on xx/xx/2019. The order confirming third amended chapter 13 plan on xx/xx/2018. The debtor was promise to pay for trustee in the amount of $xxx for 60 months. The chapter 13 trustees motion to dismiss on xx/xx/2019, the debtor in arrears to the term of the plan in the amount of $xxx00 which is 3 payments. Failure to make timely payment to the trustee which was default by the debtor. The motion to avoid lien which was dated xx/xx/2019, the debtor made rexx to avoid lien of xx Funding, xx assignee of xxxxx. The court states that the avoided lien sxxbe reinstated if the case is dismissed unless the court, for cause, order otherwise. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx.

 As per comment dated xx/xx/2019, the subject property is owner occupied. The reason for default is curtailment of income. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.

Foreclosure Comments:According to the document located on “xx”, the foreclosure was initiated in 2017 and the file was referred to attorney on xx/xx/2017. However, the foreclosure was put on hold due to borrower has filed bankruptcy under chapter 13 with the case# xx on xx/xx/2017.
Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2017. The POC was filed by creditor xx xx association on xx/xx/2018 for the secured claim amount is xx and arrearage amount is xx. The motion for relief from stay was filed on xx/xx/2019. The order confirming third amended chapter 13 plan on xx/xx/2018. The debtor was promise to pay for trustee in the amount of $xxx for 60 months. The chapter 13 trustees motion to dismiss on xx/xx/2019, the debtor in arrears to the term of the plan in the amount of $xxx00 which is 3 payments. Failure to make timely payment to the trustee which was default by the debtor. The motion to avoid lien which was dated xx/xx/2019, the debtor made rexx to avoid lien of xx. The court states that the avoided lien sxxbe reinstated if the case is dismissed unless the court, for cause, order otherwise. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx.	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2018 between the borrower "xx”. As per the modified terms, the new principal balance is xx. The borrower has promised to pay the in the amount of $xxx with the interest rate of 4.250% beginning on xx/xx/2015 till maturity date of xx/xx/2055.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.

This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.

The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Finance Charge Test: The Loan data is  xx, comparison data is xx and the variance is -$xxx

This loan failed the TILA foreclosure rescission finance charge test.

The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxILA Foreclosure Rescission Finance Charge Test: The loan data is xx,  the comparison data is xx and the varaicne is -$xxx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file.
1.Lead-Based Paint Disclosure
2.xx Loan Application Disclosure
3.Carbon Monoxide Alarms
4.MA Smoke Detector Certificate
5.Notice of the Specific Reason for Denial of Credit
6.Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan files."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx which was recorded on xx/xx/2003.
The chain of the assignment has been completed. Currently, the xx is with  which was recorded on xx/xx/2014.
1) There is a junior xx in the favor of xx which was recorded on xx/xx/2005 in the amount of xx. However, there is foreclosure activity on a junior xx and the complaint was filed on xx/xx/2014 with xx. However, no further information has been found regarding foreclosure.
The first and second installment xx taxes of 2019-2020 are due in the amount of $xxx the due date xx/xx/2019 & xx/xx/2020. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 11 months and next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2018. The UPB is reflected in the amount of xx till the due date of xx/xx/2018.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2014 and the plan was not confirmed. The motion for relief from stay was filed on xx/xx/2017. The debtor sxxpay the total amount of xx by paying $xxxr month for the period of 60 months. The proof of claim was filed on xx/xx/2014 with the claim amount of xx and the amount of arrearage is $xxx
The review of payment history shows that the borrower has been delinquent for 11 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2018. The UPB is reflected in the amount of xx till the due date of xx/xx/2018.
The loan modification agreement was made on xx/xx/2014 between the borrower xx. The borrower promises to make a monthly payment of $xxx with the interest rate of 5.750% beginning from xx/xx/2014 till the maturity date of xx/xx/2054. The New Principal Balance stated in the modification is xx.
A review of the collection comment shows no indication of post-closing foreclosure activity.
The reason for default as per servicing comment is a reduction of income.
The latest property inspection report is not available in the loan file to determine the current property condition. No damage and repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2014 and the plan was not confirmed. The motion for relief from stay was filed on xx/xx/2017. The debtor sxxpay the total amount of xx by paying $xxxr month for the period of 60 months. The proof of claim was filed on xx/xx/2014 with the claim amount of xx and the amount of arrearage is $xxx
The loan modification agreement was made on xx/xx/2014 between the borrower xx. The borrower promises to make a monthly payment of $xxx with the interest rate of 5.750% beginning from xx/xx/2014 till the maturity date of xx/xx/2054. The New Principal Balance stated in the modification is xx.

Initial Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in California state. The following state disclosures are missing from the loan file.
Impound Account Disclosure
Cosigner Notice
Private xx Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer document is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to Updated title report dated xx/xx/2019, the subject xx was originated on xx. in the amount of xx which was recorded on xx/xx/2005.
The chain of assignment has been completed. Currently, the assignment is from Suntrustxx. toxx
No active liens and judgments have been found against the borrower and property.
Annual utility taxes for the year 2019 have been due in the amount of $xxxch will be due on xx/xx/2019.
The second installment city taxes for the year 2018/2019 have been due in the amount of $xxxch will be due on xx/xx/2019.
All prior taxes are paid.

As per the review of payment history as of xx/xx/2019, the borrower is currently delinquent for 10 months and next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2018. The current P&I is $xxx and PITI is $xxx. The UPB reflected in the payment history is in the amount of xx.

Collections Comments:The loan is currently in the bankruptcy and next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2018. The current P&I is $xxx and PITI is $xxx. The UPB reflected in the payment history is in the amount of xx.
The reason for default is unable to be determined.
The loan has been modified on xx/xx/2016.
The foreclosure was initiated and referred to an attorney on xx/xx/2018. The complaint was filed on xx/xx/2018. However, the borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018 and foreclosure put on hold.
The borrowerxx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The plan was confirmed on xx/xx/2019. The date of last filing is xx/xx/2019. The POC was filed by  xx. on xx/xx/2019 with the secured claim amount of xx and the arrearage is $xxxs per amended chapter 13 plan dated xx/xx/2019, the debtor sxxpay the trustee $xxx per month for 3 months and $xxx per month for 57 months. The order on modify plan was received on xx/xx/2019, is hereby approved as to pay to the Trustee a lump sum of $xxx00 for months one through seven (1-7); then $xxx per month for two (2) months; then $xxx per month for fifty-one (51) months on or before the 21st day of each month for a total period of sixty (60) months.
As per comment dated xx/xx/2019, the subject property is owner-occupied.
No comments were indicating damages and repairs to the subject property.

Update:
Currently, the loan is in active bankruptcy.
According to comments on xx/xx/2022, the foreclosure case was dismissed. According to comments on xx/xx/2024, bankruptcy, which was filed in 2018 with case #xx, was discharged on xx/xx/2024. As per comment dated xx/xx/2021, the borrower filed bankruptcy on xx/xx/2021 with case #xx. No further details have been found. As per comment dated xx/xx/2024, again the borrower filed bankruptcy on xx/xx/2024 with case #xx. No further information was found.
Foreclosure Comments:The foreclosure was initiated and referred to an attorney on xx/xx/2018. The complaint was filed on xx/xx/2018. However, the borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018 and foreclosure put on hold.

Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The plan was confirmed on xx/xx/2019. The date of last filing is xx/xx/2019. The POC was filed by xx. on xx/xx/2019 with the secured claim amount of xx and the arrearage is $xxxs per amended chapter 13 plan dated xx/xx/2019, the debtor sxxpay the trustee $xxx per month for 3 months and $xxx per month for 57 months. The order on modify plan was received on xx/xx/2019, is hereby approved as to pay to the Trustee a lump sum of $xxx00 for months one through seven (1-7); then $xxx per month for two (2) months; then $xxx per month for fifty-one (51) months on or before the 21st day of each month for a total period of sixty (60) months.	This modification agreement was made between Borrower xx.The reason for modification is financial hardship. As per the modified terms, new principal balance is xx. Borrower promises to pay $xxx monthly with a modified interest rate 6.500% beginning from xx/xx/2017 with a maturity date xx/xx/2057. The interest bearing amount is xx. There is no deferred balance and principal forgiven amount.
The loan was previously modified in 2015.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maryland State. The following required state disclosures are missing from the loan file.
1.Affidavit of Consideration
2.Affidavit of Disbursement
3.First Time Buyers Affidavit
4.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5.Balloon Payment
6.No Escrow Account
7.Mandatory Binding Arbitration Disclosures"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.xxhe chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is a Certificate of Sale for unpaid municipal liens against the subject property in the amount of $xxx was recorded on xx/xx/2019 in favor of xx
There are multiple civil judgments against the borrower in the total amount of $xxxal xx taxes for the year of 2019 have been paid in the amount of $xxxlinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2015 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxxh was applied to due date of xx/xx/2018 and the next due date is xx/xx/2018. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in active bankruptcy. According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is xx.
Available servicing comment and documents in file reveal that loan is in foreclosure since 2019. Foreclosure complaint was filed on xx/xx/2019. Foreclosure was put on hold due to subject borrower had filed bankruptcy on xx/xx/2019.
Review of the payment history available from xx/xx/2015 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxxh was applied to due date of xx/xx/2018 and the next due date is xx/xx/2018. Current UPB reflects in the provided payment history is in the amount of xx.
xx

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2019. Foreclosure complaint was filed on xx/xx/2019. Foreclosure was put on hold due to subject borrower had filed bankruptcy on xx/xx/2019.
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is xx. The debtor sxxpay to the trustee in the amount of $xxx45 months.	Loan Modification agreement was made between borrower and lender on effective date of xx/xx/2016.
The borrower had given promise to pay the UPB of xx with interest rate of 3.750 % with P&I of $xxx fixed amortized type and it was beginning from first payment date on xx/xx/2016 and ends with the maturity date of xx/xx/2056.
The borrower had also given the promise to pay the deferred balance in the amount of xx and the maturity date is xx/xx/2056. The UPB that has been amortized is xx as an interest bearing amount.
Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* Credit score not provided (Lvl 3)	* Application Missing (Lvl 2) "Final application is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is “Moderate” due to TILA APR Test and Prohibited Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees Test: FAIL  Loan data $xxxomparison Data$xxxriance+$xxxhis loan failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test.The loan does charge fee(s) not provided for in this act, which is prohibited.A person licensed as a xx broker sxxhave the right to charge only the following fees: (1) application fee; and (2)discount points which may be labeled as an origination fee."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test is fail. Loan data is 0.000% and comparison data is 6.911%. Hence the variance is -6.911%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Disclosure is missing from loan files."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing disclosure is missing from loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan files."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00 in the favor of xx
The chain of assignment has been completed. Currently, the assignment is with xx
There is a civil judgment in the favor of xx which was recorded on xx/xx/2011 in the amount of $xxxe annual xx taxes of 2019/2020 are due in the total amount of $xxx delinquent taxes have been found for the prior year.	The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx86 for the due date of xx/xx/2019. The UPB reflected is in the amount of xx till the due date of xx/xx/2019.	Collections Comments:The review of the collection comment shows that the current status of the loan is performing and the next due date for the payment is xx/xx/2019. The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx86 for the due date of xx/xx/2019. The UPB reflected is in the amount of xx till the due date of xx/xx/2019. According to the xxx, the borrower had filed the bankruptcy under chapter-7 with the case# xx on xx/xx/2013 and the plan is not confirmed yet. The schedule-D in xxx shows that xx as unsecured portion out of claim amount of $xxx40. No comment indicating a cram down has been found. The bankruptcy was discharged on xx/xx/2013 and terminated on xx/xx/2013. The date of the last filing the bankruptcy was xx/xx/2013. The loan modification agreement was made between the borrower xx and the lender xx. The loan has been modified once since origination. The comment dated xx/xx/2019 reveals that the subject property is owner-occupied. No damage and repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower had filed the bankruptcy under chapter-7 with the case# xx on xx/xx/2013 and the plan is not confirmed yet. The schedule-D in xxx shows that xx as unsecured portion out of claim amount of $xxx40. No comment indicating a cram down has been found. The bankruptcy was discharged on xx/xx/2013 and terminated on xx/xx/2013. The date of the last filing the bankruptcy was xx/xx/2013.	The loan modification agreement was made between the borrowerxx on xx/xx/2019.The modified UPB is in the amount of xx with a P&I of $xxx28 and an interest rate of 7.0%. The first payment started from xx/xx/2019 with the maturity date of xx/xx/2059. There is no provision for the balloon payment and it does not have modification steps. The loan has been modified once since origination.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "The list of Service provider's disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the California state. The following state disclosures are missing from the loan file.
1.Impound Account Disclosure
2.Cosigner Notice
3.Private xx Insurance Disclosure
4.Earthquake Disclosure for Condominiums
5.Anti-Tying Disclosure
6.Fair Debt Collection Notice
7.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Property is Manufactured Housing (Lvl 2)     "As per appraisal report, the subject property is manufactured home with serial# GWCA21L26885. As per Manufactured Home Affidavit of Affixation dated xx/xx/2006 available in updated title report located at ‘37152 pg#40’, the subject property is anchored to the land by attachment to a permanent foundation."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "The ROR is not hand dated by the borrower."
								* Settlement date is different from note date (Lvl 2) "As per final HUD1, the settlement date is xx/xx/2006 which is different from the Note date of xx/xx/2006."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2019, the subject xx was originated on xx.xxThe chain of assignment is not complete.  The latest assignment is to xx
Subject xx is in first lien position as there is no senior and  one junior lien open against the borrower. Junior lien is xx originated on xx.xx.
There is an Abstract of Support Judgment (Child Support Lien) with no amount provided recorded xx/xx/2015.
Annual tax amount is $xxxo delinquent taxes found.	The payment history as of xx/xx/2019 reflects the borrower is currently delinquent for 7 months and next due for the xx/xx/2019 payment. The last payment was applied on xx/xx/2019 to the xx/xx/2019 payment. The unpaid principal balance per the payment history is reflected in the amount of xx and there is a deferred balance of $xxxthe loan modification. The current interest rate is 4.875% and P&I is $xxx	Collections Comments:The loan is currently in Bankruptcy. The payment history as of xx/xx/2019 reflects the borrower is currently delinquent for 7 months and next due for the xx/xx/2019 payment. The last payment was applied on xx/xx/2019 to the xx/xx/2019 payment. The unpaid principal balance per the payment history is reflected in the amount of xx and there is a deferred balance of $xxxthe loan modification. The current interest rate is 4.875% and P&I is $xxx Modification agreement was made between borrower “xx” with an effective date of xx/xx/2011 and a new principal balance of xx of which $xxxeferred and xx is the interest bearing amount at which will be repaid at a step rate starting at 2% with a P&I payment of $xxxthe first 5 years beginning xx/xx/2011 then steps up to 3% for 1 year then 4% for a year and ends at 4.875% with a P&I payment beginning with the xx/xx/2018 payment until the maturity date of xx/xx/2051.

Active Chapter 13 Bankruptcy case# xx was filed by the borrowerxx.  Schedule D of the Bankruptcy xxx dated xx/xx/2014 reflects the amount of claim for the subject loan is xx with the value of the collateral as $xxxving an unsecured portion of xx.  The POC was filed xx/xx/2014 with a secured claim amount of xx and arrearages totaling $xxxond Amended Chapter 13 Plan was filed xx/xx/2014 and reflects the debtors will pay to the Trustee the sum of $xxxpayments 1-12 then $xxxeafter; adequate protection payments of $xxx will be paid for the xx arrears totaling $xxxebtors will pay the monthly payment for subject loan directly to the creditor in the amount of $xxxh.  The Plan was confirmed on xx/xx/2015.  A Motion for Relief From Stay was filed on xx/xx/2016 that was Terminated on xx/xx/2017 due to a Stipulation For Adequate Protection being entered on xx/xx/2017.  The Stipulation shows that the debtors agree to tender the lump sum of $xxxr before xx/xx/2017 to be applied to reduce the Debtor's post-xx arrears in the amount of xx.  The Debtors agree to make their xx/xx/2017 monthly xx payment in the amount of $xxxr before3/xx/2017.  Debtors sxxcure their balance of the post-xx arrears in the amount of $xxxining to bring their account post-xx current by tendering an additional $xxxhly payment in conjunction with their regular monthly xx payment of $xxxencing xx/xx/2017 and for the next 11 months thereafter for a total of 12 months until all arrearages are satisfied.  Commencing xx/xx/2017, Debtors sxxpay the regular monthly post-xx payments until xx/xx/2037 when the entire principal balance sxxbecome due and payable in full.
A Motion to Dismiss Case was filed on xx/xx/2019 according to the History Docket dated xx/xx/2019.
No damages or repairs found in available servicing comments.  Per the Bankruptcy xx, the borrower resides in the subject property.

Update:  As per the servicing comment dated xx/xx/2023, the bankruptcy was filed under Chapter 13 with case#xx on xx/xx/2023. As per the servicing comment dated xx/xx/2023 amended chapter 13 plan was filed on xx/xx/2023. The borrower has promised to make monthly xx payment of $xxxmonth for 5 months and $xxxmonth for 55 months by the trustee under the chapter13 plan. No further information found regarding bankruptcy.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Active Chapter 13 Bankruptcy case# xx was filed by the borrower xx on xx/xx/2014.  Schedule D of the Bankruptcy xxx dated xx/xx/2014 reflects the amount of claim for the subject loan is xx with the value of the collateral as $xxxving an unsecured portion of xx.  The POC was filed xx/xx/2014 with a secured claim amount of xx and arrearages totaling $xxxond Amended Chapter 13 Plan was filed xx/xx/2014 and reflects the debtors will pay to the Trustee the sum of $xxxpayments 1-12 then $xxxeafter; adequate protection payments of $xxx will be paid for the xx arrears totaling $xxxebtors will pay the monthly payment for subject loan directly to the creditor in the amount of $xxxh.  The Plan was confirmed on xx/xx/2015.  A Motion for Relief From Stay was filed on xx/xx/2016 that was Terminated on xx/xx/2017 due to a Stipulation For Adequate Protection being entered on xx/xx/2017.  The Stipulation shows that the debtors agree to tender the lump sum of $xxxr before xx/xx/2017 to be applied to reduce the Debtor's post-xx arrears in the amount of xx.  The Debtors agree to make their xx/xx/2017 monthly xx payment in the amount of $xxxr before3/xx/2017.  Debtors sxxcure their balance of the post-xx arrears in the amount of $xxxining to bring their account post-xx current by tendering an additional $xxxhly payment in conjunction with their regular monthly xx payment of $xxxencing xx/xx/2017 and for the next 11 months thereafter for a total of 12 months until all arrearages are satisfied.  Commencing xx/xx/2017, Debtors sxxpay the regular monthly post-xx payments until xx/xx/2037 when the entire principal balance sxxbecome due and payable in full.
A Motion to Dismiss Case was filed on xx/xx/2019 according to the History Docket dated xx/xx/2019.	Loan Modification agreement was made between borrower xx” with an effective date of xx/xx/2011 and a new principal balance of xx of which $xxxeferred and xx is the interest bearing amount at which will be repaid at a step rate starting at 2% with a P&I payment of $xxxthe first 5 years beginning xx/xx/2011 then steps up to 3% for 1 year then 4% for a year and ends at 4.875% with a P&I payment beginning with the xx/xx/2018 payment until the maturity date of xx/xx/2051.	Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "Subject property is located in CA state which requires specific state disclosures. The following Required State Disclosures are missing from the loan file:
Impound Account Disclosure
Cosigner Notice
Private xx Insurance Disclosure
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Settlement date is different from note date (Lvl 2) "The Settlement Date of xx/xx/2007 is different than the Note date of xx/xx/2007. All closing docs were executed by the borrower on xx/xx/2007."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx.
The chain of assignment has not been completed. The current assignment is with xx, which was recorded on xx/xx/2009. However, it should have been withxx
There is a junior xx against the subject property in the favor of xx which was originated on xx.xx0.00.
There are two individual income tax liens against the borrower in the favor of xx in the amount of $xxxxxxt installment combined tax of 2019 has been paid in the amount of $xxxinstallment combined tax of 2019 has been paid in the amount of $xxxrior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2019, the present status of the loan is in performing and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxch was applied for xx/xx/2019. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to the servicing comments, the borrower is current with the loan.

According to the payment history as of xx/xx/2019, the present status of the loan is in performing and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxch was applied for xx/xx/2019. The current UPB reflected as per the payment history is in the amount of xx.

Reason for default is curtailment of income.

The comments history shows that the subject property is owner-occupied.

No BPO and inspection reports have been provided.

Foreclosure Comments:The comments history dated xx/xx/2018, the foreclosure was initiated in 2018 and the file was referred to an attorney on xx/xx/2018. The first sale publication was filed on xx/xx/2018. The sale was scheduled on xx/xx/2018. However, as per the comment dated xx/xx/2018, the file was placed on hold due the loss mitigation & due to client managed dual tracking monitoring.
As per foreclosure invoice and comments history, the foreclosure was re- initiated in 2018 and the file was referred to an attorney on xx/xx/2018. As per tape, the complaint was filed on xx/xx/2018. The first sale publication was filed on xx/xx/2018. The sale was scheduled for xx/xx/2019. However, as per the comment dated xx/xx/2019, the file was placed on hold due the loss mitigation.
Bankruptcy Comments:Not Applicable	This modification agreement was made between Lender xx and Borrower xx As per the modified term, the new principal balance is xx. The borrower promises to pay $xxxhly with a modified interest rate of 4.000 % beginning from xx/xx/2019 with a maturity date of xx/xx/2059.
The prior modification were done on xx/xx/2013, xx/xx/2014 & xx/xx/2017.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 is missing from the loan file. The estimated HUD-1/itemization/GFE is missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Minnesota State. The following required state disclosures are missing from the loan file:
1. MN Notice of Right to Discontinue Escrow.
2. Interest Rate or Discount Point Agreement.
3. Conditional Qualification/Approval Disclosure.
4. Insurance Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The list of service provider document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx., which was recorded on xx/xx/2005. The chain of assignment is complete as the subject xx is with the current assignee, xx
There are three active Credit card Judgments against the borrower in the total amount of $xxx.26 which was recorded on multiple dates in favor ofxx
1st installment of combined tax for the year of 2019 has been paid on xx/xx/2019 in the amount of $xxxd installment of combined tax for the year of 2019 has been paid on xx/xx/2019 in the amount of $xxx	Review of the payment history provided from xx/xx/2018 to xx/xx/2019 reveals that borrower has been the delinquent for 11 months. The last payment was received in the amount of $xxx on xx/xx/2019 which was applied for the due date of xx/xx/2018. The next due date is xx/xx/2018. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 2.125%.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments state that the borrower has been the delinquent for 11 months. The last payment was received in the amount of $xxx on xx/xx/2019 which was applied for the due date of xx/xx/2018. The next due date is xx/xx/2018. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 2.125%.
Loan modification agreement was made between the borrower and Lender on xx/xx/2015. The new modified rate is 2.125% and borrower promises to pay P&I in the amount of $xxx which will get changed periodically that begun on xx/xx/2015. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2054. Reason for Modification is Financial Hardship.
Borrower had filed bankruptcy under chapter 13 case#xx on xx/xx/2017. POC was filed on xx/xx/2018 which shows that the amount of secured claim is xx and the amount of arrearage is xx. Modified chapter 13 plan was filed on xx/xx/2018 which states that the debtor will pay the trustee $xxxr Month for 60 months and debtor will cure the subject arrears which is in the total amount of xx through plan. Order confirming chapter 13 plan was filed on xx/xx/2018 which states that the debtor modified plan is hereby confirmed. Currently debtor is in active bankruptcy.
As per invoice document which is located at “xx” foreclosure was initiated and file was referred to attorney on xx/xx/2013 and complaint was filed on xx/xx/2013. But, as per updated title report dated xx/xx/2019, first Lis Pendens was filed on xx/xx/2016, second was filed on xx/xx/2016 and the third lis pendens was filed on xx/xx/2017. However; de-acceleration letter is required for the first two list pendens which is missing from the loan file. We are unsure whether the new complaint has been filed or not. As per comment dated xx/xx/2017 foreclosure sale was scheduled for xx/xx/2017 but, foreclosure was placed on hold due to borrower has filed bankruptcy under chapter 13 case#xx on xx/xx/2017. Currently loan is in active bankruptcy. No more information has been found regarding the foreclosure in the available servicing comments.
As per collection comments subject property is occupied by the owner and is in average condition.
Foreclosure Comments:As per invoice document which is located at “xx foreclosure was initiated and file was referred to attorney on xx/xx/2013 and complaint was filed on xx/xx/2013. But, as per updated title report dated xx/xx/2019, first Lis Pendens was filed on xx/xx/2016, second was filed on xx/xx/2016 and the third lis pendens was filed on xx/xx/2017. However; de-acceleration letter is required for the first two list pendens which is missing from the loan file. We are unsure whether the new complaint has been filed or not. As per comment dated xx/xx/2017 foreclosure sale was scheduled for xx/xx/2017 but, foreclosure was placed on hold due to borrower has filed bankruptcy under chapter 13 case#xx on xx/xx/2017. Currently loan is in active bankruptcy. No more information has been found regarding the foreclosure in the available servicing comments.
Bankruptcy Comments:Borrower had filed bankruptcy under chapter 13 case#xx on xx/xx/2017. POC was filed on xx/xx/2018 which shows that the amount of secured claim is xx and the amount of arrearage is xx. Modified chapter 13 plan was filed on xx/xx/2018 which states that the debtor will pay the trustee $xxxr Month for 60 months and debtor will cure the subject arrears which is in the total amount of xx through plan. Order confirming chapter 13 plan was filed on xx/xx/2018 which states that the debtor modified plan is hereby confirmed. Currently debtor is in active bankruptcy.	Loan modification agreement was made between the borrower and Lender on xx/xx/2015. The new modified rate is 2.125% and borrower promises to pay P&I in the amount of $xxx which will get changed periodically that begun on xx/xx/2015. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2054. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is Moderate due to TILA Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test and TILA Right of Rescission Test are failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test failed due to following reason;
1. TILA Finance Charge Test shows loan data xx, comparison data xx and Variance -$xxx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx. TILA Foreclosure Rescission Finance Charge Test shows loan data xx, comparison data xx and Variance -$xxx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx TILA Right of Rescission Test is failed.
The funding date is before the third business day following consummation."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2019 the subject xx was originated on xx.xxnd recorded on xx/xx/2005. The chain of assignment has not been completed, currently the assignment is with xx. There are child support lien and civil judgment against the borrower. The child support lien was recorded on xx/xx/2012 for the amount of $xxxe favor of xx. The civil judgment was recorded on xx/xx/2014 for the amount of $xxxe favor of xx. Combined taxes for the year 2019-2020 are paid in the amount of $xxxrior delinquency has been found. The notice of lis pendens was recorded on xx/xx/2018.	According to the payment history as of dated xx/xx/2019 the borrower has been delinquent for 12 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 for the amount of $xxx). The monthly P&I is in the amount of $xxx an interest rate of 2.00%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The current status of the loan is in active bankruptcy. The process of foreclosure has been initiated, the file was referred to an attorney and the complaint was filed. However, no comments have been found regarding the foreclosure. As the foreclosure was put on hold due to bankruptcy and the litigation. The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. As per the servicing comments dated xx/xx/2018 the litigation issue has been noted and filed on xx/xx/2018, the reason for litigation is unavailable. However , no comments have been found regarding the litigation has been resolved. The reason for default is unable to determine. The loan has been modified since the origination. The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.
Foreclosure Comments:The process of foreclosure has been initiated, the file was referred to an attorney and the complaint was filed. However, no comments have been found regarding the foreclosure. As the foreclosure was put on hold due to bankruptcy and the litigation.

Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2018 the maount of POC is xx and the arrearage amount is xx. The chapter 13 plan was filed on xx/xx/2018 as per plan the debtor supposes to pay the trustee the amount of $xxxmonth. The xxx was filed on xx/xx/2019.	The modification agreement was made between the lender and the borrower xx, the new principal balance as per mod is xx. The first payment was due on 05/xx/201 7 and the maturity date is xx/xx/2054. The amount of xx is the deferred principal balance and the xx is the interest bearing amount. The modified P&I is $xxx an interest rate of 2.005. The modification does not contain balloon payment.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx loan failed the TILA finance charge test. TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxForeclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx loan failed the TILA foreclosure rescission finance charge test.  The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than"
* DTI > 60% (Lvl 2)     "As per final 1003 the total monthly income is $xxxthe total monthly expenses is $xxxthe DTI > 60%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title Report dated xx/xx/2019 shows the subject xx was originated on xx. which was recorded on xx/xx/2005.
The chain of the assignment has been completed. The last assignment is from xx which was recorded on xx/xx/2012.
There is a junior xx open against the subject property originated on xx.00 in favor xx
Annual xx taxes for the year of 2018 have been paid in the amount of $xxxxx/xx/2018. No delinquent taxes have been found for the prior years.
According to the latest payment history as of xx/xx/2019, the borrower has been delinquent for 10 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx48 which was applied for the due date of xx/xx/2018. The current unpaid principal balance is xx. The current interest rate is 4.000 % and P&I is $xxx56.	Collections Comments:The loan is currently in the foreclosure and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx48 which was applied for the due date of xx/xx/2018. The current unpaid principal balance is xx. The current interest rate is 4.000 % and P&I is $xxx56.
According to comment dated xx/xx/2019, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2019. According to comment dated xx/xx/2019, the foreclosure was put on hold due to loss mitigation. According to comment dated xx/xx/2019, the trial plan was offered to the borrower from the month of xx/xx/2019 for three months in the amount of $xxx96 which was cancelled as borrower was default with the plan.
According to comment dated xx/xx/2019, the trial plan payment was due for xx/xx/2019. The comment dated xx/xx/2019 states that the trial plan was due from xx/xx/2019 to xx/xx/2019 for the amount of $xxx65. According to comment dated xx/xx/2019, the borrower had made first trial payment. According to comment dated xx/xx/2019, the last payment for the due date of xx/xx/2019 is still due. According to comment dated xx/xx/2019, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.

Update:-
No additional information found in recent collection comments.
Foreclosure Comments:According to comment dated xx/xx/2019, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2019. According to comment dated xx/xx/2019, the foreclosure was put on hold due to loss mitigation. According to comment dated xx/xx/2019, the trial plan was offered to the borrower from the month of xx/xx/2019 for three months in the amount of $xxx96 which was cancelled as borrower was default with the plan.
According to comment dated xx/xx/2019, the trial plan payment was due for xx/xx/2019. The comment dated xx/xx/2019 states that the trial plan was due from xx/xx/2019 to xx/xx/2019 for the amount of $xxx65. According to comment dated xx/xx/2019, the borrower had made first trial payment. According to comment dated xx/xx/2019, the last payment for the due date of xx/xx/2019 is still due.
Bankruptcy Comments:Borrower, “xx” has filed bankruptcy under Chapter 7 with case # xx on xx/xx/2012. According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. Motion for relief from stay was filed on xx/xx/2013. The case was discharged on xx/xx/2012 which was terminated on xx/xx/2014.	This loan modification was made on xx/xx/2013 between “xx. According to modified terms, the new principal balance is xx. Borrower promises to pay P&I in the amount of $xxx56 with the interest rate of 4.000 % beginning from xx/xx/2013 till the maturity date of xx/xx/2053.	Loan Program Info Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
1.Anti-Coercion Notice
2.Title Insurance Disclosure
3.Radon Gas Disclosure
4.Insurance Sales Disclosure"
								* Operative index value is unable to confirm (Lvl 2) "Operative index value is unable to be calculated as supportive document is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2019, the subject xx was originated on xx
The chain of xx assignment has been completed. Currently, the xx

There is a junior xx open against the subject property originated on xx
No active judgments or liens have been found.
The annual taxes for the year of 2018 have been paid in the amount of xx on xx/xx/2019.
The review of payment history as of dated xx/xx/2019 shows that borrower is delinquent for 22 months. The next payment is due on xx/xx/2018. The last P&I payment was received on xx/xx/2019 in the amount of $xxx11 with the interest rate of 4.526% which was applied for the due date of xx/xx/2018. The current unpaid principal balance is in the amount of xx.	Collections Comments:As per servicing collection comments the loan is in active bankruptcy. The review of payment history as of dated xx/xx/2019 shows that borrower is delinquent for 22 months. The next payment is due on xx/xx/2018. The last P&I payment was received on xx/xx/2019 in the amount of $xxx11 with the interest rate of 4.526% which was applied for the due date of xx/xx/2018. The current unpaid principal balance is in the amount of xx.
Loan Modification agreement was made betweenxx(Borrowers) and xx on xx/xx/2012. As per agreement the new principal balance is in the amount of xx. The borrower had promised to pay P&I payment in the amount of $xxx11 with the interest rate of 4.625% which was started on xx/xx/2012. The maturity date of agreement is xx/xx/2052.

As per servicing collection comments the foreclosure was referred to attorney on xx/xx/2018. The complaint was not filed. The foreclosure was placed on hold due to bankruptcy filing. xx has filed Bankruptcy under chapter-13 on xx/xx/2018 with the case#xx.
The POC was filed on xx/xx/2019. The claim is in the amount of xx and arrears are in the amount of xx
The modified plan was filed on xx/xx/2019 and it was confirmed on xx/xx/2019. As per plan borrower has promised to pay monthly payment in the amount of $xxx73 for cure claim in the amount of xx and arrears in the amount of xx.  The motion for relief was not filed. The date of last filing was xx/xx/2019.

Foreclosure Comments:As per servicing collection comments the foreclosure was referred to attorney on xx/xx/2018. The complaint was not filed. The foreclosure was placed on hold due to bankruptcy filing. xx has filed Bankruptcy under chapter-13 on xx/xx/2018 with the case#xx.
Bankruptcy Commentsxx has filed Bankruptcy under chapter-13 on xx/xx/2018 with the case#xx. The POC was filed on xx/xx/2019. The claim is in the amount of xx and arrears are in the amount of xx
The modified plan was filed on xx/xx/2019 and it was confirmed on xx/xx/2019. As per plan borrower has promised to pay monthly payment in the amount of $xxx73 for cure claim in the amount of xx and arrears in the amount of xx.  The motion for relief was not filed. The date of last filing was xx/xx/2019.
Loan Modification agreement was made between xx on xx/xx/2012. As per agreement the new principal balance is in the amount of xx. The borrower had promised to pay P&I payment in the amount of $xxx11 with the interest rate of 4.625% which was started on xx/xx/2012. The maturity date of agreement is xx/xx/2052.	Affiliated Business Disclosure Condo/PUD Rider Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease risk indicator is moderate.
This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.047%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl 2)     "Compliance Ease TILA test failed.
This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.047%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Condo / PUD rider Missing (Lvl 2)     "Subject type is PUD. The PUD rider is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in “Texas” State. The following disclosures are missing in the loan file.
1)TX Loan Agreement Notice
2)Commitment Requirement/Anti-Tying
3)TILA Disclosures in Spanish
4)Choice of Insurance Notice
5)Collateral Protection Insurance Disclosure
6)Non-Deposit Investment Product Disclosure Are there any promotional materials?
7)Insurance Solicitation/Post Commitment Requirement
8)Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx
 As per the review of the updated title report dated xx/xx/2019, there are two HOA liens totaling $xxxorded in the favor of xx.  No prior years taxes found.

The Payment History dated as of xx/xx/2019 reveals that the borrower has been the delinquent from xx/xx/2018 to till xx/xx/2019. The delinquency has been done for 11 month. The last payment was received on xx/xx/2019 in the amount of $xxx54 and it was applied for the due date xx/xx/2018. The current P&I is $xxx41 and rate of interest is 4.625%. The current unpaid principal balance is in the amount of xx.	Collections Comments:The loan is currently in active bankruptcy and the next due for the payment is12/xx/2017.The last payment was received on xx/xx/2019 in the amount of $xxx54 and it was applied for the due date xx/xx/2018. The current P&I is $xxx41 and rate of interest is 4.625%. The current unpaid principal balance is in the amount of xx. The borrower has not been making payments as per loan modification agreement dated xx/xx/2014. The reason for default is unable to determine from available comments. The loan has been modified once since origination on xx/xx/2005 between the borrowers, xx with the , xx. The new principal balance is xx. The agreement is a fixed amortization type with the first payment in the amount of $xxx41 is due on xx/xx/2014 and the interest rate is 4.625%. Loan referred to attorney on xx/xx/2019,and as per updated title the status of foreclosure is "Notice of sale",but sale date was postponed from xx/xx/2019 to xx/xx/2019 due to Borrower filed bankruptcy under chapter-13 with the case # xx-SCS on xx/xx/2019.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. POC included in the bankruptcy file was xx on xx/xx/2019 amount of the secured claim amount xx and an arrearage in the amount of xx. There is no schedule D available. According to the chapter 13 plan dated on xx/xx/2019, the debtor sxxpay to trustee $xxx for 60 months.	Loan Modification agreementxx. The new principal balance is xx. The agreement is a fixed amortization type with the first payment in the amount of $xxx41 is due on xx/xx/2014 and the interest rate is 4.625%.	Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) ) The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) ) The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Missing Required Disclosures (Lvl 2) "The list of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in California State.
The following state disclosures are missing from the loan.
1.Impound Account Disclosure
2.Cosigner Notice
3.Private xx Insurance Disclosure
4.Earthquake Disclosure for Condominiums
5.Hazard Insurance Disclosure
6.Insurer Recommendation Disclosure
7.CA Fair Lending Notice
8.Anti-Tying Disclosure
9.Privacy Notice
10.Notice of Right to Copy of Appraisal
11.Application for Credit-Married Persons
12.Fair Debt Collection Notice
								13.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of updated title report dated xx/xx/2019, the subject xx was originated on xx
The last assignment was done from xx. However, the last assignment should be with xx. There are 2 IRS liens against the xx; however, the SSN# mentioned on the supportive documents is inconsistent with the borrower. The 2019 annual taxes due in the amount of $xxx	According to the payment history as of xx/xx/2019, the borrower is delinquent for 15 months and the next due date is xx/xx/2018. As per the payment history xx, the last payment was made on xx/xx/2018 in the amount of $xxx which was applied for the due date of xx/xx/2018. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is active in bankruptcy.
According to the payment history as of xx/xx/2019, the borrower is delinquent for 15 months and the next due date is xx/xx/2018. As per the payment history xx the last payment was made on xx/xx/2018 in the amount of $xxx which was applied for the due date of xx/xx/2018. The UPB reflected as per the payment history is in the amount of xx.
According to the document attached with the updated title xx, the Notice of Lis Pendens was filed on behalf of xx on xx/xx/2018 under case#-xx The final judgment of foreclosure was entered on xx/xx/2019. The foreclosure sale has been scheduled on xx/xx/2019. However, the foreclosure sale has been postponed as xx(Daughter of deceased borrower) had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2019. The deadline to file POC was set on xx/xx/2019. The creditor xx  had filed POC (Claim#5-1) on xx/xx/2019 with a secured claim amount of xx and arrears of xx. The chapter 13 plan (Doc#4) was filed on xx/xx/2019 which shows, the debtor sxxpay $xxx00 for 60 months. Objection to Confirmation of the Plan (Doc#12) was filed on xx/xx/2019. The last date of filing was xx/xx/2019.
Unable to determine the current condition and occupancy of the property.
Foreclosure Comments:According to the document attached with the updated title xx, the Notice of Lis Pendens was filed on behalf of xx on xx/xx/2018 under xx. The final judgment of foreclosure was entered on xx/xx/2019. The foreclosure sale has been scheduled on xx/xx/2019. However, the foreclosure sale has been postponed as xx (Daughter of deceased borrower) had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2019. The loan is active in bankruptcy.
		Bankruptcy Comments:xx (Daughter of deceased borrower) had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2019. The deadline to file POC was set on xx/xx/2019. The creditor xx, x had filed POC (Claim#5-1) on xx/xx/2019 with a secured claim amount of xx and arrears of xx. The chapter 13 plan (Doc#4) was filed on xx/xx/2019 which shows, the debtor sxxpay $xxx00 for 60 months. Objection to Confirmation of the Plan (Doc#12) was filed on xx/xx/2019. The last date of filing was xx/xx/2019.	Not Applicable		1: Acceptable					Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to Updated title report dated xx/xx/2019, the subject xx was originated on xx
The chain of assignment has not been completed. Currently, the assignment is from xx

There is one Federal tax lien against the borrower xx

There are five civil judgments against the borrower. The first in the favor of xx The second in the favor ofxx in the amount of $xxx29 which was recorded on xx/xx/2015. Third in the favor ofxx in the amount of $xxxch was recorded on xx/xx/2015. The fourth in the favor of xx in the amount of $xxxch was recorded on xx/xx/2016. The fifth in the favor ofxx in the amount of $xxxch was recorded on xx/xx/2018.

There are four civil judgment against the xx. The person is not on the xx and deed.

The first and second installment combined taxes for the year 2020 have been due in the amount of $xxxch will due on xx/xx/2020 and xx/xx/2020.
The fourth installment combined taxes of 2019 have been due in the amount of $xxxch will due on xx/xx/2019.
All prior year taxes are paid.

As per the review of payment history as of xx/xx/2019, the borrower is currently delinquent for 30 months and next due date is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of $xxxich was applied for xx/xx/2017. The current P&I is $xxx and PITI is $xxxhe UPB reflected in the payment history is in the amount of xx.
Collections Comments:The loan is currently in the bankruptcy and next due date is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of $xxxich was applied for xx/xx/2017. The current P&I is $xxx and PITI is $xxxhe UPB reflected in the payment history is in the amount of xx.
As per comment dated xx/xx/2019, the reason for default is curtailment of income.
The loan has been modified on xx/xx/2014.
As per document located atxx the foreclosure was initiated and referred to an attorney xx/xx/2016. The Notice of Lis-pendens attached with the Updated title report Pg#26, the complaint was filed on xx/xx/2017 under the case#xx. As per the documents attached with the Updated title report Pg#28, the motion for summary judgment was submitted on xx/xx/2018. The foreclosure judgment Notice was submitted on xx/xx/2018. As per comment dated xx/xx/2018, the sale has been scheduled for xx/xx/2018. However, the borrowerxx had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018 and foreclosure put on hold. As per comment dated xx/xx/2019, the sale has been scheduled for xx/xx/2019. However, as per comment dated xx/xx/2019, the file is on hold due to active bankruptcy.
The borrower xx had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018. The plan was confirmed on xx/xx/2019. The date of last filing is xx/xx/2019. The POC was filed by xx, xx. on xx/xx/2018 with the secured claim amount of xx and the arrearage is xx. The schedule-D of xxx reflects the amount of claim is xx and the value of collateral is xx. According chapter 13 plan dated xx/xx/2018, the debtor sxxpay the trustee $xxx per month for 36 months and $xxx for 24 months. The trustee’s objection was filed for the modified plan on xx/xx/2019.
As per comment dated xx/xx/2018, the subject property is owner-occupied.
No comments were indicating damages and repairs to the subject property.

Foreclosure Comments:As per document located at xx the foreclosure was initiated and referred to an attorney xx/xx/2016. The Notice of Lis-pendens attached with the Updated title report Pg#26, the complaint was filed on xx/xx/2017 under the case#xx As per the documents attached with the Updated title report Pg#28, the motion for summary judgment was submitted on xx/xx/2018. The foreclosure judgment Notice was submitted on xx/xx/2018. As per comment dated xx/xx/2018, the sale has been scheduled for xx/xx/2018. However, the borrower xx had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018 and foreclosure put on hold. As per comment dated xx/xx/2019, the sale has been scheduled for xx/xx/2019. However, as per comment dated xx/xx/2019, the file is on hold due to active bankruptcy.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018. The plan was confirmed on xx/xx/2019. The date of last filing is xx/xx/2019. The POC was filed by xx, xx. on xx/xx/2018 with the secured claim amount of xx and the arrearage is xx. The schedule-D of xxx reflects the amount of claim is xx and the value of collateral is xx. According chapter 13 plan dated xx/xx/2018, the debtor sxxpay the trustee $xxx per month for 36 months and $xxx for 24 months. The trustee’s objection was filed for the modified plan on xx/xx/2019.	This modification agreement was made between Borrowerxx.The reason for modification is financial hardship. As per the modified terms, new principal balance is xx. Borrower promises to pay $xxx monthly with a modified interest rate 5.250% beginning from xx/xx/2014 with a maturity date xx/xx/2054. The interest bearing amount is xx. There is no deferred balance and principal forgiven amount.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a xx broker sxxhave the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee.
The loan data is $xxx and comparison data is $xxxhence, the variance is +$xxx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
1.NJ Application Disclosure
2.Delivery Fee Authorization
3.NJ Attorney Disclosure
4.Unacceptability of Insurance Notice
5.Attorney Disclosure II
6.Tax Bill Information
7.Private Well Testing
8.Lock-In Agreement
9.Commitment Disclosures
10.Choice of Insurer Disclosure
11.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx
The chain of assignment has not been completed. Currently, the xx is with xx
Junior xx originated on xx.00 in favor of xx
Active liens and judgments against the borrower as follows:
There are multiple civil judgments against the borrower in the total amount of $xxxt and 2nd installments combined taxes for the year of 2019 have been paid in the total amount of $xxx	According to the review of payment history as of xx/xx/2019, the borrower is delinquent for 10 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx. The UPB reflected in the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. According to the review of payment history as of xx/xx/2019, the borrower is delinquent for 10 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx. The UPB reflected in the payment history is in the amount of xx.
This loan modification agreement was made between the borrower xx and the lender xx, xx. on xx/xx/2014.
As per the comment dated xx/xx/2019, the reason for default is a curtailment of income.
As per the servicing comment dated xx/xx/2019, the subject property is owner occupied. No damages or repairs have been found.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2018 and the complaint was filed on xx/xx/2019. However, the foreclosure was put on hold as the borrower had filed bankruptcy chapter 13 on xx/xx/2019. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is xx. The chapter 13 plan was confirmed on xx/xx/2019 and the debtor sxxpay P&I to the trustee in the amount of $xxx for 5 months and $xxx00 for 55 months. The schedule D of xxx does not show any unsecured portion. The date last filing is xx/xx/2019. There is no comment indicating a cramdown.	This loan modification agreement was made between the borrowerxx
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 5.75% and new P&I is in the amount of $xxx beginning from xx/xx/2014 till the maturity date xx/xx/2054. The interest-bearing amount is xx. There is no provision for the balloon payment.
Affiliated Business Disclosure Missing Required State Disclosures Right of Rescission	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in xx State. The following state disclosures are missing from the loan file.

1.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2.NY Interest Rate Disclosure
3.NY Hazard Insurance  Disclosure
4.Tax Escrow Account Designation
5.xx Bankers and Exempt Organizations Preapplication
6.Part 80 Disclosure
7.Alternative xx Transaction Disclosures
8.Co-Signer Notice Requirements
9.Default Warning Notice
10.Smoke Alarm Affidavit
11.xx Real Property Escrow Account Disclosure
12.Subprime Home Loan Counseling Disclosure
13.Subprime Home Loan Tax and Insurance Payment Disclosure
14.Subprime Home Loan Disclosure
15.Commitment Disclosure
16.Lock-in Disclosure
17.Expiration of Lock-in or Commitment Period"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx

The chain of assignment is incomplete as there is gap from  xx
There are four civil judgments open against the borrower, first one in the amount of $xxxch was recorded on xx/xx/2018 in favor of xx. Third civil judgments open against the borrower in the amount of $xxxch was recorded on xx/xx/2019 in favor of xx. Forth civil judgments open against the borrower in the amount of $xxxch was recorded on xx/xx/2019 in favor of xx.

No prior years delinquent taxes have been found pending.	The Payment History dated as of xx/xx/2019 the delinquency has been done for 12 months. The last payment was received on xx/xx/2019 in the amount of $xxx and it was applied for the due date xx/xx/2018. The current P&I is $xxx and rate of interest is 5.125%. The current unpaid principal balance is in the amount of xx.
..	Collections Comments:Loan currently is in foreclosure. Provided payment history as of xx/xx/2019, reveals that the loan has been delinquent for 12 months and the UPB as of the data is in the amount of xx.
The loan modification agreement was made between borrower xx and current xx. on xx/xx/2009 with new principal balance is xx to the step modification and the rate was starting from 2.125% and borrower had given promise to pay P&I in the amount of $xxx beginning on xx/xx/2009 with a new maturity date of xx/xx/2042. The rate changes in xx/xx/2013 steps ending at 5.125%.
The Payment History dated as of xx/xx/2019 the delinquency has been done for 12 months. The last payment was received on xx/xx/2019 in the amount of $xxx and it was applied for the due date xx/xx/2018. The current P&I is $xxx and rate of interest is 5.125%. The current unpaid principal balance is in the amount of xx.
According to the available servicing comments dated from xx/xx/2018 to xx/xx/2019, the foreclosure was initiated on the subject property in 2018. The foreclosure file was referred to an attorney on xx/xx/2018. Notice of lis pendens was filed with case#  on xx/xx/2018. According to the collection comment dated xx/xx/2019 final judgment was entered on xx/xx/2019 and judgment entered amount xx and scheduled sale date on xx/xx/2019. The current status of foreclosure sale has not been confirmed as we have collection comment till xx/xx/2019.
As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs located to the subject property.
Foreclosure Comments:According to the available servicing comments dated from xx/xx/2018 to xx/xx/2019, the foreclosure was initiated on the subject property in 2018. The foreclosure file was referred to an attorney on xx/xx/2018. Notice of lis pendens was filed with case# xxon xx/xx/2018. According to the collection comment dated xx/xx/2019 final judgment was entered on xx/xx/2019 and judgment entered amount xx and scheduled sale date on xx/xx/2019. The current status of foreclosure sale has not been confirmed as we have collection comment till xx/xx/2019.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrower xx with new principal balance is xx to the step modification and the rate was starting from 2.125% and borrower had given promise to pay P&I in the amount of $xxx beginning on xx/xx/2009 with a new maturity date of xx/xx/2042. The rate changes in xx/xx/2013 steps ending at 5.125%.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Dicsloures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "ComplianceEase Risk Indicator is "Elevated" due to the “This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the subject xx was originated on xx.00.
The chain of assignment is completed. Currently, the xx assignment is with xx
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.
The xx taxes for 2019-2020 are due in amount of $xxx
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 13 months. The last payment was received on xx/xx/2019 in the amount of $xxx and it was applied for the due date of xx/xx/2018. The current P&I is $xxx and interest rate is 4.288%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Comments:
xx

The review of collection comment states that loan is in active BK case. As per payment history, loan is delinquent for 13 months; it seems that borrower’s ability to repay is Poor. The last payment was received as per modified terms. The comment dated xx/xx/2018 shows that subject property is occupied by non-owner occupant. The comment dated xx/xx/2019 shows that subject property inspection was completed. No any damages/repairs have been observed.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 13 months. The last payment was received on xx/xx/2019 in the amount of $xxx and it was applied for the due date of xx/xx/2018. The current P&I is $xxx and interest rate is 4.288%. The current unpaid principal balance is in the amount of xx.
Review of collection comments and loan file states that foreclosure was initiated in 2017. Foreclosure file was referred to the Attorney on xx/xx/2017. The foreclosure complaint/lis pendens was filed on xx/xx/2017. The document xx ‘Trustee’s Sale’ show that foreclosure sale was scheduled for xx/xx/2018. But sale was postponed to xx/xx/2018 due to bankruptcy was filed by borrower “xx” under the chapter 13 case#xx on xx/xx/2018. The comment dated xx/xx/2019 shows that sale was scheduled on xx/xx/2019 but it was postponed due to active BK case. The foreclosure file is in active hold. No further information has been found regarding foreclosure process.

Foreclosure Comments:Review of collection comments and loan file states that foreclosure was initiated in 2017. Foreclosure file was referred to the Attorney on xx/xx/2017. The foreclosure complaint/lis pendens was filed on xx/xx/2017. The document xx ‘Trustee’s Sale’ show that foreclosure sale was scheduled for xx/xx/2018. But sale was postponed to xx/xx/2018 due to bankruptcy was filed by borrower “xx” under the chapter 13 case#xx on xx/xx/2018. The comment dated xx/xx/2019 shows that sale was scheduled on xx/xx/2019 but it was postponed due to active BK case. The foreclosure file is in active hold. No further information has been found regarding foreclosure process.
Bankruptcy Comments:Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2018. Schedule D of xxx dated xx/xx/2018 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as $xxxPOC deadline set on xx/xx/2018 and creditor has filed POC on xx/xx/2018 (deadline date) with secured amount is xx and arrearage is xx. The chapter 13 plan was entered on xx/xx/2018, debtor sxxpay the arrearage is in amount of $xxx.00. Plan was confirmed on xx/xx/2018. Currently loan is in active BK case. No further information has been found regarding BK.	The loan modification agreement was made between xx with the new modified unpaid principal balance is xx. The interest bearing amount was xx with interest rate 4.288% and the modified P&I was $xxx. The first modified payment due date was xx/xx/2015 and the maturity date will be xx/xx/2055.
Previously loan was modified in 2012.
Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And there are no estimated HUD-1 / Itemization of fees available in file."
* Lost Note Affidavit (Lvl 3) "Original note is damaged / lost, and lost note affidavit found in the loan file at locator "xx". However a duplicate copy available in loan files."	* Application Missing (Lvl 2) "Application/1003 is missing from loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is required for ARM loan; however document is missing from loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at time of loan origination is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers document Disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is locate at California State. Below State disclosures are missing from loan file;
Impound Account Disclosure, Cosigner Notice, Private xx Insurance Disclosure, Anti-Tying, Fair Debt Collection Notice Disclosure, Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application, Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Recession is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx
The chain of assignment has been completed. The last assignment was done from xx
The active liens are as follows:
There are 2 water/sewer liens first which active in the favor of xx and second was active in the favor of xx
Annual 1st  two installment taxes for the year of 2018 have been paid on xx/xx/2019 in the amount of xxx and on xx/xx/2019 in the amount of xxx respectively.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2019, the borrower is delinquent with the loan and the next due date is xx/xx/2018.The last payment was received onxx/xx/2019 in the amount of $xxx which was applied for the due of xx/xx/2018. The UPB reflected in the payment history is xx.	Collections Comments:The loan is currently in bankruptcy. The borrower xx had filed bankruptcy under Chapter-13 with the Case# xx on xx/xx/2018. The POC was filed on xx/xx/2018, with the claim amount of xx and the arrearage amount is xx. The Chapter 13 plan was confirmed on xx/xx/2019. The debtor sxxpay to the trustee the sum of $xxxr 60 months under Chapter 13. According to the payment history as of xx/xx/2019, the borrower is delinquent with the loan and the next due date is xx/xx/2018.The last payment was received onxx/xx/2019 in the amount of $xxx which was applied for the due of xx/xx/2018. The UPB reflected in the payment history is xx. The most recent modification is not in the file. As per the collection comments review as per dated xx/xx/2018, the loan was modified and the agreement was made on xx/xx/2018 and signed by both borrowers. The Unpaid Principal Balance was $xxx.62 with the interest rate of 2% with a deferred balance of 49343.78. The reason for default is unemployment and decreased income. The subject property has been occupied by the owner.

Foreclosure Comments:
As per the updated title report dated xx/xx/2019, the lender had filed Notice of Lis Pendens on xx/xx/2018 which was recorded on xx/xx/2018 with the Instrument# . As per the review of collection comments, the foreclosure was initiated. The file was referred to an attorney on xx/xx/2018 and the complaint was filed on xx/xx/2018. The judgment hearing was scheduled for xx/xx/2018 because of judgment hearing stricken and no new date set. The judgment was entered on xx/xx/2019 with the amount of xxhe reprojected scheduled sale date was xx/xx/2018. As borrower had filed bankruptcy, so the foreclosure was on hold and the hold was ended on xx/xx/2019. So, The scheduled sale date was cancelled. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower xx had filed bankruptcy under Chapter-13 with the Case# xx on xx/xx/2018. The POC was filed on xx/xx/2018, with the claim amount of xx and the arrearage amount is xx. The Chapter 13 plan was confirmed on xx/xx/2019. The debtor sxxpay to the trustee the sum of $xxxor 60 months under Chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is $xxx.00 and the value of the collateral is $xxx.00. There is no unsecured portion.	As per the collection comments review, the loan was modified and the agreement was made on xx/xx/2018 and signed by both borrower’s. The Unpaid Principal Balance was $xxx.62 with the interest rate of 2% with a deferred balance of 49343.78. As per comments dated xx/xx/2018, the modification was uploaded on xx/xx/2018 and the pages 4-8 are available in the modification.	Affiliated Business Disclosure
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test"
* ComplianceEase TILA Test Failed (Lvl 2)     "The annual percentage rate (APR) is 5.924%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final Truth in lending is missing from the loan files."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Good Faith Estimate document is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan files."
* Missing Appraisal (Lvl 2)     "Appraisal document is missing from the loan files."
* Missing flood cert (Lvl 2)     "Missing flood cert."
* Missing Required Disclosures (Lvl 2)     "The List of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Illinois state. The following state disclosures are missing from the loan file:

1.IL Collateral Protection Insurance Notice
2.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan files."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right Of Rescission document is missing from the loan files."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx
There is a IRS lien against the borrower with the xx
There is a xx, medical or attorney lien against the borrower with the xx
The chain of assignment has been completed. The last assignment is from xx

First and second installments of combined taxes of the year of 2019 have been paid in the amount of $xxxxx/xx/2019 and $xxxxx/xx/2019.
First and second installments of school taxes of the year of 2020 have been due in the amount of $xxxxx/xx/2019 and $xxxxx/xx/2020.
First installments of village taxes of the year of 2020 have been paid in the amount of $xxxxx/xx/2019 and second installments of village taxes of the year of 2020 have been due in the amount of $xxxxx/xx/2020.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2019, the borrower is currently delinquent for 10 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx14 which was applied for the due date of xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx36 and the current interest rate is 3.750%.	Collections Comments:The loan is currently in the loss mitigation and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx14 which was applied for the due date of xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx36 and the current interest rate is 3.750%. The foreclosure was initiated in 2019 and file was referred to an attorney on xx/xx/2019. As per comment dated xx/xx/2019, the foreclosure was put on hold due to missing documents and the comment dated xx/xx/2019, the hold was end on xx/xx/2019. Servicing comment dated xx/xx/2019, the foreclosure was put on hold due to loss mitigation. Servicing comment dated xx/xx/2019 states that the user has closed the file, closed reason was process completed. The borrower did not filed bankruptcy. According to comment dated xx/xx/2019, the forbearance payment received. According to comment dated xx/xx/2019, the subject property is owner occupied. According to comment dated xx/xx/2019, the reason for default is marital difficulties. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.

Update: No additional information found in recent collection comments.
Foreclosure Comments:According to comment dated xx/xx/2019, the foreclosure was initiated in 2019 and file was referred to an attorney on xx/xx/2019. As per comment dated xx/xx/2019, the foreclosure was put on hold due to missing documents and the comment dated xx/xx/2019, the hold was end on xx/xx/2019. Servicing comment dated xx/xx/2019, the foreclosure was put on hold due to loss mitigation. Servicing comment dated xx/xx/2019 states that the user has closed the file, closed reason was process completed.
Bankruptcy Comments:Not Applicable	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2012 between the borrower "xx.”. As per the modified terms, the new principal balance is xx. There are 3 steps of modification. The borrower has promised to pay, first in the amount of $xxx45 with the interest rate of 2.000% beginning on xx/xx/2012, second in the amount of $xxx85 with the interest rate of 3.000% beginning on xx/xx/20127 and third in the amount of $xxx36 with the interest rate of 3.750% beginning on xx/xx/2018, till maturity date of xx/xx/2052.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization is missing from the loan files."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan files."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.

1.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2.NY Interest Rate Disclosure
3.NY Hazard Insurance  Disclosure
4.Tax Escrow Account Designation
5.xx Bankers and Exempt Organizations Preapplication
6.Part 80 Disclosure
7.Alternative xx Transaction Disclosures
8.Co-Signer Notice Requirements
9.Default Warning Notice
10.Smoke Alarm Affidavit
11.xx Real Property Escrow Account Disclosure
12.Subprime Home Loan Counseling Disclosure
13.Subprime Home Loan Tax and Insurance Payment Disclosure
14.Subprime Home Loan Disclosure
15.Commitment Disclosure
16.Lock-in Disclosure
17.Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2019, the subject xx was originated on xxx. As per report the chain of assignment is completed. Currently the xx is withxx
There is a civil judgment against borrower in the amount of xx recorded on xx/xx/2015 which was held by xx
There is a State Tax Lien or Warrant against borrower in the amount of $xxxcorded on xx/xx/2018 which was held by xx
There is a civil judgment against borrower in the amount of xx recorded on xx/xx/2018 which was held by xx
xx annual taxes have been paid in the amount of $xxx/xx/2018 for the year of 2018.
Town annual taxes have been paid in the amount of $xxx/xx/2018 for the year of 2018.
xx annual taxes are due in the amount of $xxx/xx/2020 for the year of 2019.
Town annual taxes are due in the amount of $xxx/xx/2020 for the year of 2019. No delinquent taxes have been found.
The review of payment history as of dated xx/xx/2019 shows that borrower is making regular payments. The last payment was received on xx/xx/2019 in the amount of $xxx the interest rate of 4.00% which was applied for the due date of xx/xx/2019. The current unpaid principal balance is in the amount of xx.	Collections Comments:As per servicing collection comments the loan is in collections. The review of payment history as of dated xx/xx/2019 shows that borrower is making regular payments. The last payment was received on xx/xx/2019 in the amount of $xxx the interest rate of 4.00% which was applied for the due date of xx/xx/2019. The current unpaid principal balance is in the amount of xx.
Loan modification agreement was made between , xx (Lender) on xx/xx/2013. As per agreement the new principal balance is in the amount of xx. The amount xx has been deferred from principal balance. The total interest bearing principal balance is in the amount of xx. The borrower had promised to pay P&I payment in the amount of $xxx the interest rate of 4.00% which was started on xx/xx/2013. The maturity date of agreement is xx/xx/2053.

Update: No additional information found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between, xx (Lender) on xx/xx/2013. As per agreement the new principal balance is in the amount of xx. The amount xx has been deferred from principal balance. The total interest bearing principal balance is in the amount of xx. The borrower had promised to pay P&I payment in the amount of $xxx the interest rate of 4.00% which was started on xx/xx/2013. The maturity date of agreement is xx/xx/2053.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The borrower signing page is not available with final Loan Application."
* Application Not Signed by All Borrowers (Lvl 2)     "The borrower signing page is not available with final Loan Application."
* DTI > 60% (Lvl 2)     "As per review the total income of borrowers is in the amount of xx and out of which the non-housing payments are in the amount of $xxxtal debt for DTI is in the amount of $xxxT is 81.843%."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in "North Carolina" State. The following disclosures are missing in the loan file.
1) Amortization Schedule Disclosure.
2) Credit Property Insurance Disclosure.
3) Fee Agreement.
4) Priority of Security Instrument Disclosure.
5) Attorney Selection Disclosure."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	No Result	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx
The chain of assignment has been completed. The latest substitution is with the xx
There is a junior xx against the subject property in the favor ofxx, the foreclosure of junior xx has been initiated. The foreclosure judgment was entered with the amount of xx on xx/xx/2012 and it was recorded on xx/xx/2012. No further foreclosure activity has been found.
There are multiple Civil judgments as follows.
There is an active civil judgment against the borrower xx
There is an active civil judgment against the borrower xx
Annual xx taxes for the year 2018 have been paid on xx/xx/2019 in the amount of $xxx.93 and annual taxes for the year 2019 have been due for the date  xx/xx/2020 in the amount of xxx.
No prior year delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2019, the borrower is currently delinquent for 12 months and the next due date for the regular payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx, which was applied for the due date of xx/xx/2018. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the collection and the next due for the regular payment is xx/xx/2018. The last payment was received on xx/xx/2019, in the amount of $xxx which was applied for xx/xx/2018. The UPB reflected in the payment history is in the amount of xx.
Unable to determine the reason for the default and intention of the borrower from the available servicing comments.
As per the comment dated xx/xx/2019, the borrower was set up for three months of trial payment plan which was started from xx/xx/2019 to xx/xx/2019 each in the amount of $xxx. As per the comments, the borrower made all months of trial payment plan. The borrower is qualified for the permanent modification; however, no further details related to modification have been found.
No information pertaining to bankruptcy has been found.
As per the servicing comments, the subject property has been occupied by the Non-owner. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the servicing comments, the foreclosure has been initiated. The foreclosure file was referred to an attorney on xx/xx/2018. No further foreclosure activity has been found; however, the foreclosure file was put on hold due to the title issue.
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between (borrower) xx. on xx/xx/2010. The Unpaid Principal Balance is xx with interest rate 2.00% which steps up in 4 steps ending at 4.625%. The borrower promises to pay the monthly P&I of $xxx beginning from xx/xx/2010 and the maturity is dated xx/xx/2048.
Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxLA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Dataxx Loan Data -$xxx"
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property located at South Carolina state. The following require state disclosures are missing from the loan file.

1.Agent Preference Disclosure
2.Casualty Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xxhe chain of assignment has been completed. The current assignment is with “xx
There are two DOJ liens against the subject property in the favor of xx
There are two State Tax lien against the borrower in the favor of xx
There are two civil judgments against the borrower in the favor of xx
There is a civil judgment against the borrower in the favor of xx
The annual utilities taxes of 2018-2019 are delinquent in the amount of $xxxwere due on xx/xx/2019 and good through till xx/xx/2019.
The second installment xx taxes of 2019/2020 are due in the amount of $xxx/xx/2019.
As per the review of payment history as of xx/xx/2019, the borrower has been delinquent from 14 months with the loan and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxch was applied for xx/xx/2018. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to the servicing comments, the loan is in collections.

As per the review of payment history as of xx/xx/2019, the borrower has been delinquent from 14 months with the loan and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxch was applied for xx/xx/2018. The current UPB reflected as per the payment history is in the amount of xx.

Reason for default is curtailment of income.

The comments history shows that the subject property is owner-occupied.

No BPO and inspection reports have been provided.

Foreclosure Comments:As per the servicing comments dated xx/xx/2018, the foreclosure was initiated in 2018 and the file was referred to an attorney on xx/xx/2018. The complaint was filed on xx/xx/2018. However, it was put on hold due the loss mitigation.
Bankruptcy Comments:According to the xxx, the borrower xx had filed bankruptcy under chapter- 7 with the case# xx on xx/xx/2014. The debtor was dismissed on xx/xx/2014 and the case was terminated on xx/xx/2014.
This modification agreement was signed between the borrower xx
The unpaid principal balance was xx with the interest rate of 4.250%. The borrower promises to pay the monthly P&I of $xxxnning from xx/xx/2019. The maturity is xx/xx/2059.
The prior modification was done on xx/xx/2015 located atxx).	Affiliated Business Disclosure Initial Escrow Acct Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test and the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL, Loan Data: xx, Comparison Data: xx and Variance: -$xxxs loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxForeclosure Rescission Finance Charge Test: FAIL, Loan Data: xx, Comparison Data: xx and Variance: -$xxxs loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxxnitial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.  The chain of assignment has not been completed as the current assignee is xx
There is junior open xx has been found pending against the borrower xx. No other liens and judgments reported on the updated title report.
2019 Combined 1st Installment have been paid in the amount of $xxx xx/xx/2019.  No prior years delinquent taxes found.
Review of the payment history provided from xx/xx/2018 to xx/xx/2019 reveals that borrower is delinquent from 7 months. The last payment was received in the amount of $xxx on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history tape data is 4.000%.	Collections Comments:According to review the loan is currently in the Bankruptcy and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for the due date of xx/xx/2019. Next Due date is xx/xx/2019. The current unpaid principal balance is xx. The current interest rate is 4.000 % and P&I is $xxx. Current servicer made last contact to the borrower on xx/xx/2019 in which he spoke with his Spouse xx and verified account information like Mortgagor name, Mailing address and SSN number.
The Debtorxx had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2017 and plan was confirmed on xx/xx/2017. The Proof of Claim (POC) was filed by xx on xx/xx/2017 for the secured claim amount xx and an arrearage in the amount of $xxx99. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is $xxx00 and the value of the collateral is xx. Therefore, the unsecured portion is $xxxrding to comment dated xx/xx/2019, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.

Update: No additional information found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The Debtor xx had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2017 and plan was confirmed on xx/xx/2017. The Proof of Claim (POC) was filed by xx xx Association on xx/xx/2017 for the secured claim amount xx and an arrearage in the amount of $xxx99. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is $xxx00 and the value of the collateral is xx. Therefore, the unsecured portion is $xxx.	Modification agreement was made between (Borrower) xx with a new principal balance of xx with fixed rate of 4.000%. The borrower promised to pay monthly P&I payment in the amount of $xxx beginning on xx/xx/2013 and ends with the maturity dated xx/xx/2053.There is no deferred and forgiven amount reflected in the Modification agreement.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from loan file. However, available information has been taken from location (xx)"
* Application Not Signed by All Borrowers (Lvl 2)     "Application is not signed by the Borrower."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test due to the annual percentage rate (APR) is 5.952%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2019 the subject xx was originated on xx.xxhich was recorded on xx/xx/2005.
The chain of assignment has not been completed. The last assignment is fromxx
There is an active junior xx recorded on xx/xx/2015 in the favor of xx
1st installment xx taxes for the year of 2019-2020 are due on xx/xx/2019 in the amount of $xxxstallment xx taxes for the year of 2019-2020 are due on xx/xx/2020  in the amount of $xxxor year delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2019, the borrower is currently delinquent for 8 months and the next due date for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxch was applied for the due date of xx/xx/2019. The UPB reflected in the latest payment history is in the amount of $xxx	Collections Comments:According to the review of the servicing comments. The loan is currently in the collection and the next due for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019, in the amount of $xxxh was applied for xx/xx/2019. The UPB reflected in the payment history is in the amount of xx.
Unable to determine the reason for the default and intention of the borrower from the available servicing comments.
No loss mitigation activity has been initiated.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.
Update:
As per the collection comment dated xx/xx/2022, the borrower’s intention is to retain the property.
As per the collection comment dated xx/xx/2023, the bankruptcy was dismissed on xx/xx/2023.
As per the collection comment dated xx/xx/2023, FC was placed on hold due to HAF.
As per the collection comment dated xx/xx/2023, FC was cancelled on xx/xx/2023 due to reinstatement.

Foreclosure Comments:As per the servicing comments, the foreclosure was initiated. The foreclosure file was referred to an attorney on xx/xx/2018 and notice of pendency was filed with the foreclosure case#xx on xx/xx/2018. The comment dated xx/xx/2018 reveals that the pre-sale redemption was expired on xx/xx/2018; however, the foreclosure file was put on hold as the borrower  “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2018.
Bankruptcy Comments:According to the xxx report, the borrower “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018. The POC was filed by the creditor on xx/xx/2018 with the POC amount of xx and the amount of arrearage is xx. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee in the amount of $xxxthe period of 60 months. The motion for relief from the automatic stay was filed by the creditor xx on xx/xx/2019 as the borrower was due with the post-xx payments and the motion was settled by stipulation which was filed on xx/xx/2019. As per the stipulation, the borrower sxxpay the $xxxthe next end date of the plan. No comment has been found indicating a cram-down. Last time bankruptcy was filed on xx/xx/2019.	This step modification agreement made between borrowerxx. The interest bearing principal Balance is xx with interest rate 2.00% which steps up in 3 steps ending at 3.375%.
The unpaid principal balance is xx and the lender had deferred the principal amount of xx from the new principal balance. Hence, the interest-bearing amount is xx. The borrower promises to pay the monthly  P&I of $xxxnning from xx/xx/2012 and the maturity is dated xx/xx/2052.
Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property located at California state. The following require state disclosures are missing from the loan file.
1.Notice of Right to Copy of Appraisal.
2.Impound Account Disclosure.
3.Cosigner Notice.
4.Private xx Insurance Disclosure.
5.Earthquake Disclosure forCondominiums.
6.Insurer RecommendationDisclosure.
7.Anti-Tying Disclosure.
8.Fair Debt Collection Notice."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per Note, the Origination note date is xx/xx/2005 and as per the Final Hud-1 Document the Settlement date is xx/xx/2005. Hence, the settlement Date is different from the Note Date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, with xx
The chain of assignment has been completed. The current assignment is withxx
There is an active credit card judgment against the borrower in the amount of xx in favor of xx
No prior year delinquent taxes have been found. 2nd installment of xx taxes for the year 2019/2020 is due on xx/xx/2019 in the amount of $xxxt installment of xx taxes for the year 2019/2020 has been paid on xx/xx/2019 in the amount of $xx.	As per the review of payment history as of xx/xx/2019, the borrower is current with loan payments and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx32 which was applied for due date xx/xx/2019. The current P&I is in the amount of $xxx04 and current PITI is in the amount of $xxx32 with an interest rate of 5%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan status is performing. As per the payment history as of xx/xx/2019, the borrower is current with loan payments and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx32 which was applied for due date xx/xx/2019. The current UPB reflected as per the payment history is in the amount of xx.
The loan was recently modified on xx/xx/2019. The new modified principal balance as per modification is in the amount of xx with an interest rate of 5% and the borrower promises to pay P&I in the amount of $xxx04 beginning from xx/xx/2019. The maturity date as per modification is xx/xx/2059. The borrower had made the payment on xx/xx/2019 as per the mod agreement.
The reason for default, subject property occupancy is not mentioned in collection comments. As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2019. The foreclosure was put on hold on xx/xx/2019 for loss mitigation. The foreclosure file was closed on xx/xx/2019 as the loan was modified effective xx/xx/2019.
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2011. The POC was filed on xx/xx/2013; the POC amount was xx. The plan was confirmed on xx/xx/2012. The debtor was supposed to pay the trustee $xxxr 1 to 23 months, $xxxr 24 to 35 months and $xxxr 36 to 60 months under Chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. Therefore, the unsecured portion is xx. There is no comment indicating a cram-down. The bankruptcy was discharged on xx/xx/2015 and the case was terminated on xx/xx/2015.	The loan was modified on xx/xx/2019 between the borrower xx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 5% and the borrower promises to pay P&I in the amount of $xxx04 beginning from xx/xx/2019. The maturity date as per modification is xx/xx/2059.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Maryland state. The following state disclosures are missing from the loan file:

1.Affidavit of Consideration
2.Affidavit of Disbursement
3.First Time Buyers Affidavit
4.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5.No Escrow Account
6.Mandatory Binding Arbitration Disclosures
7.Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of service transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the xx was originated on xx.A. which was recorded on xx/xx/2005.
The chain of xx assignment has been completed. Currently, the xx assignment is with xx
No active judgments or liens have been found.
1st installment of xx taxes for 2019-2020 has been paid off on xx/xx/2019 in the amount on $xxx.08.
2nd installment of year xx taxes for 2019-2020 is due on xx/xx/2019 in the amount on $xxx.03.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 11 months. The last payment was received on xx/xx/2019 in the amount of $xxx67 and it was applied for the due date of xx/xx/2018. The current P&I is $xxx67 and interest rate is 4.000%. The current unpaid principal balance is in the amount of xx.	Collections Comments:The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 11 months. The last payment was received on xx/xx/2019 in the amount of $xxx67 and it was applied for the due date of xx/xx/2018. The current P&I is $xxx67 and interest rate is 4.000%. The current unpaid principal balance is in the amount of xx.

The loan was modified on xx/xx/2017 with a new principal balance of xx with fixed rate of 4.000%. The borrower promised to pay monthly P&I payment in the amount of $xxx67 beginning on xx/xx/2017 till the maturity date of xx/xx/2057. The  interest bearing amount is xx.

Review of collection comment shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2018. The sale date was scheduled on xx/xx/2019; however, the file was placed on hold on xx/xx/2018 due to bankruptcy filing.

According to the xxx, xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. Schedule D in xxx dated xx/xx/2018 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as $xxx  The Proof of Claim was filed by xx/xx/2019 states, the secured claim amount xx and an arrearage in the amount of xx.

As per review of document located at “xx”, the property has been damaged on xx and the type of loss is Tree fall on house. The estimated total cost of repair is $xxx83 for the Drywall repair, painting, roofing repair, gutter replacement, siding replacement, fence replacement. No further detail has been found in latest collection comment regarding repair.
Foreclosure Comments:Review of collection comment shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2018. The sale date was scheduled on xx/xx/2019; however, the foreclosure was put on hold as the borrower had filed the bankruptcy under chapter-13 with the case# xx had filed on xx/xx/2018. The motion for relief was filed on xx/xx/2019 and order was granted on xx/xx/2019. The date of last filing was xx/xx/2019. No further information has been found.
Bankruptcy Comments:According to the xxx, xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. Schedule D in xxx dated xx/xx/2018 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as $xxx The Proof of Claim was filed by on xx/xx/2019 states, the secured claim amount xx and an arrearage in the amount of xx. The motion for relief was filed on xx/xx/2019 and order was granted on xx/xx/2019. The date of last filing is xx/xx/2019.	The loan was modified on xx/xx/2017 with a new principal balance of xx with fixed rate of 4.000%. The borrower promised to pay monthly P&I payment in the amount of $xxx67 beginning on xx/xx/2017 till the maturity date of xx/xx/2057. The interest bearing amount is xx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Dicsloures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file."	* Application Missing (Lvl 2) "The final 1003 is missing."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Updated title report as of xx/xx/2019 shows that the subject xx is on second lien position. Subject xx was recorded on xx/xx/2002 in the amount of xx withxx
There is a Water/Sewer lien on subject property in the amount of $xxxorded on xx/xx/2015 with . Subject property is located in NJ State which comes under super lien state. Updated title report shows warning for Possibility of Foreclosure by senior non-xx lien. It can be cured if all said liens are paid in full.
As per updated title report there are four junior state tax liens in the total amount of $xxx61, all recorded with DIV of Taxation.
Annual estimated tax is $xxx	Payment history as of xx/xx/2019 shows that the borrower is 24 months delinquent. The last payment was received on xx/xx/2019 in the amount of $xxx08 which was applied for the due date of xx/xx/2017. Next due date is xx/xx/2017. Current UPB is xx.	Collections Comments:Review of loan file and servicing comment shows that the borrower is 24 months delinquent. The last payment was received on xx/xx/2019 in the amount of $xxx08 which was applied for the due date of xx/xx/2017. Next due date is xx/xx/2017. Current UPB is xx.
As per Foreclosure invoice located at “xx” the foreclosure file was referred to attorney on xx/xx/2014. S&C was filed on xx/xx/2014. The latest comment dated xx/xx/2019 states that the FC sale was scheduled for xx/xx/2019 which got cancelled due to BK filling. xx had filed Bankruptcy CH 13 case # xx on xx/xx/2019. Evidence of contested matter has been found in the file however, it further confirms that contested matter has been resolved. Loan is currently in active bankruptcy.
As per comment borrower seems interested in short sale.
Foreclosure Comments:As per Foreclosure invoice located at “xx the foreclosure file was referred to attorney on xx/xx/2014. S&C was filed on xx/xx/2014. The latest comment dated xx/xx/2019 states that the FC sale was scheduled for xx/xx/2019 which got cancelled due to BK filling. xx had filed Bankruptcy CH 13 case # xx on xx/xx/2019. Evidence of contested matter has been found in the file however, it further confirms that contested matter has been resolved. Loan is currently in active bankruptcy.
Bankruptcy Comments:xx had filed Bankruptcy CH 13 case # xx on xx/xx/2019. POC was filed on xx/xx/2019 with POC amount xx and arrearage xx. The debtor sxxpay to the trustee in the amount of $xxx00 for 60 months. Motion for relief from stay has been filed on xx/xx/2019. Loan is still in active Bankruptcy.	Modification agreement has been made between borrower and lender effective from xx/xx/2014. As per MOD borrower agreed to pay the loan by fixed interest rate of 7.500 % and P&I $xxx. The modified principal balance is xx. First payment was started from xx/xx/2014 and the maturity date is xx/xx/2054.	Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2019 the subject xx was originated on xx.xxhich was recorded on xx/xx/2003.
The chain of the assignment has not been completed. The latest assignment is from to xx

There is a civil judgment against borrower in the favor of xx

There is a civil judgment against borrower in the favor of xx

Annual xx taxes for the year 2018 are paid in the amount of $xxxdelinquent taxes have been found.
According to the payment history as of xx/xx/2019, the borrower has been delinquent of 13 months and the next due is xx/xx/2018. The last payment was received on xx/xx/2019 and P&I in the amount of $xxxh was applied on xx/xx/2018 with interest rate 5.625 % and PITI in the amount of $xxx	Collections Comments:As per the servicing comments, the loan is in bankruptcy. The reason for default is unable to be determined. The current occupancy of borrower is owner occupied.
the borrower has been delinquent of 13 months and the next due is xx/xx/2018. The last payment was received on xx/xx/2019 and P&I in the amount of $xxxh was applied on xx/xx/2018 with interest rate 5.625% .
The borrowerxx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2019.
Foreclosure Comments: As per the servicing comments, the foreclosure was initiated and referred to attorney on xx/xx/2018. The complaint file was file on xx/xx/2018. The service was completed on xx/xx/2018. The judgment hearing was scheduled on xx/xx/2019. The judgment was entered on xx/xx/2019. The sale was scheduled on xx/xx/2019. Further the sale was postponed due to borrower filed bankruptcy chapter 13 on xx/xx/2019.
Bankruptcy Comments:As per xxx report, the borrower xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2019. The POC was filed on xx/xx/2019 in the amount of xx and the amount of arrearage is xx. The debtor sxxpay to the trustee the sum of $xxxmonth for 60 months.	The loan has been modified twice since origination. The loan modification was made on xx/xx/2018 between the borrower xx. According to the modified terms, the new principal balance is in the amount of xx. The borrower promises to pay $xxx the rate of interest starting with 5.625 % beginning from xx/xx/2018. The new maturity date is xx/xx/2058. The interest bearing is in the amount of xx. There is a deferred balance in the amount of xx. There is no principal forgiven.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test: FAIL Loan Data : xx Comparison Data : xx Variance : -$xxxA APR Test: FAIL Loan Data : 6.125% Comparison Data : 6.371% Variance : -0.246%"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL  Loan Data : xx  Comparison Data : xx  Variance : -$xxx loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxAPR Test: FAIL  Loan Data : 6.125%  Comparison Data : 6.371%  Variance : -0.246%
This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.371%. The disclosed APR of 6.125% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following required state disclosures are missing from the loan file.

1.Anti-Coercion Notice
2.Title Insurance Disclosure
3.Radon Gas Disclosure
4.Insurance Sales Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The Review of the updated title report dated xx/xx/2019 shows the subject xx was originated on xx.00 with xx
The chain of assignment is not complete. The last assignment was made on xx/xx/2019 fromxx

There is  IRS lien against the borrower xx
Annual combined taxes for the year 2018 have been paid in the amount of $xxx prior delinquent taxes have been found.
According to payment history as of xx/xx/2019, shows that the borrower is delinquent for 12 months and the next payment due date is xx/xx/2018. The last payment was received on xx/xx/2019, in the amount of $xxx with interest rate 4.000 % which was applied for the due date on xx/xx/2018. The current UPB is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in active Bankruptcy.
xx. had filed bankruptcy under chapter-13 with case# xx on xx/xx/2019. The chapter 13 plan is not confirmed.  As per the proposed chapter 13 plan was filed on xx/xx/2019, the debtor sxxpay to the trustee in the amount of $xxx. The  POC was filed by the “xx” on xx/xx/2019, in the secured claim amount xxand an arrearage in the amount of xx.

According to payment history as of xx/xx/2019, shows that the borrower is delinquent for 12 months and the next payment due date is xx/xx/2018. The current UPB is in the amount of xx.
Loan modification agreement was made between Borrowerxxwith the servicer xx, xx. on xx/xx/2017. The new principal balance is xx.

As per the collection comment dated xx/xx/2019, the foreclosure was initiated in 2019. The foreclosure file was referred to an attorney on xx/xx/2019. The foreclosure sheriff sale was scheduled on xx/xx/2019. However, the foreclosure was put on hold due to the borrowerxx. had filed bankruptcy under chapter-13 with case# xx on xx/xx/2019.
According to the collection, comment dated xx/xx/2019, the reason for default is unemployment.

As per the collection comment dated xx/xx/2019, the subject property is owner-occupied. No comment regarding damage and repairs located to the subject property.

Foreclosure Comments:As per collection comment dated xx/xx/2019, the foreclosure was initiated in 2019. The foreclosure file was referred to an attorney on xx/xx/2019. According to the foreclosure sale document located at “xx” with xx, the foreclosure sheriff sale was scheduled on xx/xx/2019. However, the foreclosure was put on hold due to the borrower x xhad filed bankruptcy under chapter-13 with case# xx on xx/xx/2019.
Bankruptcy Comments:As per the xxx report, xx. had filed bankruptcy under chapter-13 with case# xx on xx/xx/2019. The chapter 13 plan is not confirmed. As per the proposed chapter 13 plan was filed on xx/xx/2019, the debtor sxxpay to the trustee in the amount of $xxx. The POC was filed by the xx, in the secured claim amount xxand an arrearage in the amount of xx.	Loan modification agreement was made between Borrower xx. on xx/xx/2017. The new principal balance is xx. The new modified rate is 4.000 % and the borrower promises to pay P&I in the amount of $xxx beginning xx/xx/2017. The maturity date is xx/xx/2056. The loan was modified twice since origination.	Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data  xx Variance-$xxx
This loan failed the TILA finance charge test.   The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is
understated by more than $xxx* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Louisiana . However, the following state disclosures are missing from the loan file.
1.Authorization Fees, Charges and Expenses for Federally Related xx Loans
2.Anti-Tying Disclosure
								3.Financial Institution Choice of Insurance Disclosure"		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report dated xx/xx/2019 shows that the subject xx was recorded on xx/xx/2004 with xx as nominee for xx
The chain of assignment have been completed as currently the assignment is with xx
1)  Credit card judgments found pending against the borrowerxx
2) One more credit card judgment found pending against the borrower xx
3) 5 HOA liens found pending against the borrower xx
Property Tax Status;
1) Annual city taxes for the year of 2018 have been paid in the amount of $xxx/xx/2018.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/2019 shows that the borrower is not making regular payments. The loan payments are Currently 27 months delinquent. The next due date is xx/xx/2017. The last payment was received on xx/xx/2019 in the total amount of $xxxthe due date of xx/xx/2017. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 4.000% with P&I amount of $xxx	Collections Comments:Collection comments available from xx/xx/2016 till xx/xx/2019 shows that the borrower is not making regular payments. The loan payments are Currently 27 months delinquent. The next due date is xx/xx/2017. The last payment was received on xx/xx/2019 in the total amount of $xxxthe due date of xx/xx/2017. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 4.000% with P&I amount of $xxxodification agreement was made between borrower “xx
The loan was modified with an effective date of xx/xx/2011 and a new principal balance of xx to a step rate starting at 2.000 % and a P&I payment of $xxx began from xx/xx/2011 with a new maturity date of xx/xx/2051.  The rate is in 4 steps ending with 4.750%.
The borrower agrees to pay the amount of $xxxeferred balance on the maturity date xx/xx/2051. The UPB that has been amortized is xx as an interest bearing amount.
According to available notice of lis pendens (xx) with caxx the foreclosure complaint was filed on xx/xx/2014. Collection comments do not shows more information found regarding the foreclosure process. The reason for which the foreclosure process was put on hold is also unable to be determined.
According to xxx, the borrowerxx had filed bankruptcy under chapter 13 with case#xx. The plan was later confirmed on xx/xx/2019.
The subject property is owner occupant with no visible damages or repairs.

Foreclosure Comments:According to available notice of lis pendensxx the foreclosure complaint was filed on xx/xx/2014. Collection comments do not shows more information found regarding the foreclosure process. The reason for which the foreclosure process was put on hold is also unable to be determined.
Bankruptcy Comments:According to xxx, the borrower xx had filed bankruptcy under chapter 13 with case#xx. The plan was later confirmed on xx/xx/2019.
The POC was filed on xx/xx/2018 in the claim amount of xx with arrearage in the amount of xx.

Loan Modification agreement was made between borrower “xx
The loan was modified with an effective date of xx/xx/2011 and a new principal balance of xx to a step rate starting at 2.000 % and a P&I payment of $xxx began from xx/xx/2011 with a new maturity date of xx/xx/2051.  The  rate is in 4 steps ending with 4.750%.
The borrower agrees to pay the amount of $xxxeferred balance on the maturity date xx/xx/2051. The UPB that has been amortized is xx as an interest bearing amount.	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is Moderate as the loan is failing for TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test as;
TILA Foreclosure Rescission Finance Charge Test: FAIL xx -$xxxhe finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
								rescission because it is understated by more than $xxx		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2019 shows that the xx was originated on xx. The subject xx was recorded on xx/xx/2005 with thexx
Association.
There are eight HOA liens active against the propertyxx
The code enforcement lien is active against the property(xx
There is a civil judgment is available against the borrower in the amount of $xxxn favor of xx
 The first installments of combined taxes for the year of 2018 have been paid in the amount of $xxxe second installments of combined taxes for the year of 2018 are due in the amount of $xxx the due date of xx/xx/2019. The current ownership is vested in the name of xx

The review of the payment history shows that, the borrower is currently delinquent from more than 16 months and the next due date is for xx/xx/2018. The last payment was received on xx/xx/2018, in the amount of $xxx, which was applied for xx/xx/2018. The UPB stated in the payment history is xx. The Current P&I is $xxx and PITI is $xxx35, with the interest rate of 3.5%.

Collections Comments:The review of comment history shows that the loan is in collection. The reason for default is curtailment of income. The property has been occupied by the owner himself.
The foreclosure process was initiated and the file was referred to an attorney. The complaint was filed on xx/xx/2018. The sale was scheduled on xx/xx/2019. The foreclosure process was kept on hold because of bankruptcy filing dated xx/xx/2019.

Update:
As per the collection comment dated xx/xx/2022, the subject property is owner occupied.
As per the collection comment dated xx/xx/2023, the borrower filed new bankruptcy with case#xx on xx/xx/2021 under chapter 13. The old bankruptcy case #xx was dismissed on xx/xx/2019.

Foreclosure Comments:The foreclosure process was initiated and the file was referred to an attorney. The complaint was filed on xx/xx/2018. The sale was scheduled on xx/xx/2019. The foreclosure process was kept on hold because of bankruptcy filing dated xx/xx/2019.

Bankruptcy Comments:The borrowerxx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2018. The plan was dismissed on xx/xx/2019. The POC was filed on xx/xx/2019, the amount of claim is xx and amount of arrearage is xx, under chapter 13, the debtor sxxpay to the trustee in the amount of $xxxschedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is $xxxof which xx is unsecured. The chapter 13 plan was proposed for lien avoidance of subject xx.
There is no any evidence of cram down.

The modification agreement was done on xx/xx/2017, between the xx
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of 3.5% with the modified P&I of $xxx.
The first payment date was due on xx/xx/2017 and the new maturity date is xx/xx/2057.
There is no deferred balance has been stated.
Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Indiana license validation test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test,the TILA APR test and the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxe finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx annual percentage rate (APR) is 6.049%. The disclosed APR of 5.875% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* DTI > 60% (Lvl 2)     "According to the final loan application the borrower’s total monthly income is $xxxd  total debts are in the amount of $xxxo, the DTI is greater than 60%."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Indiana State. The following required state disclosures are missing from the loan file.
1.Hazard Insurance Disclosure
2.Federal Consumer Credit Protection Act Disclosure
3.Insurance Freedom of Choice Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the subject xx was originated onxx The chain of xx assignment has been completed. Currently, the xx assignment is with xx. There is a junior xx open against the subject property originated on xx.xx held by xx which was recorded on xx.xxNo active judgments or liens have been found. All installments of xx taxes against subject property have been paid in the total amount of xx for the year of 2016-2018.	The review of payment history as of dated xx/xx/2019 shows that borrower is making payment regularly. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2019 in the amount of $xxx the interest rate of 3.875% which was applied for the due date of xx/xx/2019. The current unpaid principal balance is in the amount of xx.	Collections Comments:As per servicing collection comments the borrower is performing.The review of payment history as of dated xx/xx/2019 shows that borrower is making payment regularly. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2019 in the amount of $xxx the interest rate of 3.875% which was applied for the due date of xx/xx/2019. The current unpaid principal balance is in the amount of xx. The foreclosure was referred to attorney on xx/xx/2019. The prior foreclosure was dismissed due to loan modification. The foreclosure complaint was filed on xx/xx/2019. As per comment dated xx/xx/2019, the foreclosure has been dismissed due to loan modification.The modification agreement was made between xx. No further information is available regarding foreclosure proceedings. As per agreement the new principal balance is in the amount of xx. The borrower had promised to pay P&I in the amount of $xxx the interest rate of 3.875% which was started on xx/xx/2019. The maturity date of agreement is xx/xx/2059. The property had been damaged and it was repaired. The amount of damage was xx. The certificate of completion of repair is located at “xx”.
Foreclosure Comments: The foreclosure was referred to attorney on xx/xx/2019. The prior foreclosure was dismissed due to loan modification. The foreclosure complaint was filed on xx/xx/2019. As per comment dated xx/xx/2019, the foreclosure has been dismissed due to loan modification.Loan modification agreement was made between xx.  No further information is available regarding foreclosure proceedings.
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between xx. As per agreement the new principal balance is in the amount of xx. The borrower had promised to pay P&I in the amount of $xxx the interest rate of 3.875% which was started on xx/xx/2019. The maturity date of agreement is xx/xx/2059.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Dicsloures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD statement is missing in the loan file. No evidence of any fee itemization available in the loan file."	* Application Missing (Lvl 2) "The final loan application is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$31,169.58	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of updated title dated xx/xx/2019. The Subject xx was originated on xx.xxhain of the assignment is complete. Currently, the assignment is with xx.
No judgment and liens were open against the borrower.
There is junior xx active in the favor of xx xx (xxx) in the amount of xx recorded on xx/xx/2005.
Combined annual taxes of 2019 have been paid in the amount of $xxx/xx/2019.	The review of payment history as of xx/xx/2019 shows that the borrower has been delinquent for 21 months and the next due date for the payment is xx/xx/2017. The last payment received on xx/xx/2017 in the amount of $xxxrrent UPB reflected in the payment history is amount of xx.	Collections Comments:According to the servicing comments, the loan is in bankruptcy. The review of payment history as of xx/xx/2019 shows that the borrower has been delinquent for 21 months and the next due date for the payment is xx/xx/2017. The last payment received on xx/xx/2017 in the amount of $xxxrrent UPB reflected in the payment history is amount of xx. The subject property has been occupied by the owner. No comments have been found for damages or repairs.
Update
As per the prior collection comment dated xx/xx/2020, the borrower was filed bankruptcy under chapter 12 with case #xx, it reflects the cram down amount would be $xxxther details found.
As per the collection comment dated xx/xx/2024, the FC hold date scheduled on xx/xx/2025, further details not provided.

Foreclosure Comments:The foreclosure was initiated in 2018. The file was referred to an attorney on xx/xx/2018. The complaint was filed on xx/xx/2018. However the foreclosure put on hold due to borrower filed bankruptcy on xx/xx/2019.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter 12 with case #xx on xx/xx/2019. The Proof of Claim filed on xx/xx/2019. The total amount of claim is $xxxd the amount of arrearage is xx.As per the xxx, the amount of secured claim xx without deducting the value of the collateral is xx.0 and the amount of unsecured claim of the collateral is xx. the plan has not been confirmed yet.	As per the modification agreement made between borrower xx. As per the modified term the new principal balance is xx. Borrower promise to pay $xxxhly with modified interest rate of 4.125 beginning from xx/xx/2017 with a maturity date of xx/xx/2054 as per the modification deferred balance is xx. Interest bearing amount if xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Late Fees Test: Result: FAIL Loan Data: 5.000% Comparison Data:2.000% Variance: +3.000%

This loan failed the late fees test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Late Fees Test: Result: FAIL Loan Data: 5.000% Comparison Data:2.000% Variance: +3.000%

This loan failed the late fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Seller-Paid Points and Fees Exception Test: Result: FAIL
This loan failed the seller-paid points and fees exception test."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NY State. The following state disclosures are missing in the loan files.
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure,
NY Hazard Insurance Disclosure
Tax Escrow Account Designation,
xx Bankers and Exempt Organizations Pre-application
Part 80 Disclosure,
Alternative xx Transaction Disclosures,
Co-Signer Notice Requirements,
Default Warning Notice,
Smoke Alarm Affidavit,
xx Real Property Escrow Account Disclosure,
Subprime Home Loan Counseling Disclosure,
Subprime Home Loan Tax and Insurance Payment Disclosure,
Subprime Home Loan Disclosure,
Commitment Disclosure,
Lock-in Disclosure,
Expiration of Lock-in or Commitment Period."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.xxor the amount of xx which was recorded on xx/xx/2007 with xx.
No active liens or judgments have been found against the borrower/the subject property.
The chain of assignment has been incomplete. The last assignment is fromxx

First and second installments of combined taxes of the year of 2019 have been paid in the amount of $xxxue in the amount of $xxxprior year delinquent taxes have been found.

According to latest payment history as of xx/xx/2019, the borrower is delinquent for the last 8 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxxthe current interest rate is 2.000%.	Collections Comments:
The loan is active in the bankruptcy and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxxthe current interest rate is 2.000%. The loan was modified. The foreclosure was initiated in 2018 and the file was referred to attorney on xx/xx/2018 and the complaint was filed on xx/xx/2019. However, the foreclosure was put on hold due to borrower has filed bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The POC was filed by creditor xx on xx/xx/2019 for the secured claim amount is xx and arrearage amount is xx. The plan has been order confirmed xx/xx/2019. The order confirming chapter 13 plan, the debtor was promise to pay for trustee in the amount of $xxx45 month. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx.  The subject property is owner occupied. The reason for default is curtailment of income. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.

Foreclosure Comments:According to the document located on “xx”, the foreclosure was initiated in 2018 and the file was referred to attorney on xx/xx/2018 and the complaint was filed on xx/xx/2019. However, the foreclosure was put on hold due to borrower has filed bankruptcy under chapter 13 with the case# xx on xx/xx/2019.
Bankruptcy Comments:The borrowerxx had bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The POC was filed by creditor  xx on xx/xx/2019 for the secured claim amount is xx and arrearage amount is xx. The plan has been order confirmed xx/xx/2019. The order confirming chapter 13 plan, the debtor was promise to pay for trustee in the amount of $xxx45 month. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx.

The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2016 between the borrower "xx”. As per the modified terms, the new principal balance is xx with the deferred principal balance is xx and the interest bearing principal balance is xx. There is 3 steps of modification. The borrower has promised to pay first in the amount of $xxx the interest rate of 2.000% beginning on xx/xx/2016, second in the amount of $xxx the interest rate of 3.000% beginning on xx/xx/2021 and the third in the amount of $xxx the interest rate of 3.5000% beginning on xx/xx/2022 till maturity date of xx/xx/2056.	Affiliated Business Disclosure HUD-1 Closing Statement Missing Dicsloures Missing Required State Disclosures	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan files. However, the values are updated by the estimated HUD-1 is located on "xx"."	* Missing Required Disclosures (Lvl 2) "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Hawaii State. The required state disclosure Reciprocal Beneficiary/ Civil Union Addendum to Uniform Residential Loan Application missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "The settlement date is xx/xx/2007 and note date is xx/xx/2007. However, the settlement date is different from the note date."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx
The chain of the assignment has not been completed. Currently, the xx
There is a junior xx in the favor of xx
No active judgment or liens have been found.
The annual combined taxes of 2018 have been paid in the amount of $xxx delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 7 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2019. The UPB reflected is in the amount of xx till the due date of xx/xx/2019.	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and the next due date for the payment is xx/xx/2019. The borrower had filed bankruptcy under chapter-13 with case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019 with the secured claim amount of xx and an arrearage in the amount of xx. According to the amended chapter 13 plan filed on xx/xx/2019, the debtor sxxpay to trustee $xxx for the first 2 months, $xxxr third month and then $xxxr 57 months. The date of the last filing the bankruptcy was xx/xx/2019. The foreclosure was initiated and according to the document located at 'xx', the file was referred to an attorney on xx/xx/2018 and the complaint was filed on xx/xx/2018. According to the document located at 'xx, the sale was scheduled on xx/xx/2018. The borrower had filed bankruptcy under chapter-13 with case#xx on xx/xx/2018. However, the foreclosure was placed on hold. The review of payment history shows that the borrower has been delinquent for 7 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2019. The UPB reflected is in the amount of xx till the due date of xx/xx/2019. The loan modification agreement was made between the borrower xxand the lender xx, xx on xx/xx/2014. The loan has been modified twice since origination. Previously, the loan was modified on xx/xx/2010. The comment dated xx/xx/2018 states that the subject property is owner-occupied. No damage and repairs have been found.
Update
As per the collection comment dated xx/xx/2024, the subject property was damaged due to tornado. The property needs to repair a fence.
As per the collection comment dated xx/xx/2024, the cost of repair of fence in the amount of $xxx00.  No status found regarding repairs are completed.

Foreclosure Comments:The foreclosure was initiated and according to the document located at 'xx the file was referred to an attorney on xx/xx/2018 and the complaint was filed on xx/xx/2018. According to the document located at 'xx', the sale was scheduled on xx/xx/2018. The borrower had filed bankruptcy under chapter-13 with case#xx on xx/xx/2018. However, the foreclosure was placed on hold.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter-13 with case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019 with the secured claim amount of xx and an arrearage in the amount of xx. According to the amended chapter 13 plan filed on xx/xx/2019, the debtor sxxpay to trustee $xxx for the first 2 months, $xxxr third month and then $xxxr 57 months. The date of the last filing the bankruptcy was xx/xx/2019.	The loan modification agreement was made between the borrower , xx on xx/xx/2014. The modified UPB is xx with an interest rate of 2% and a P&I of $xxx. The first payment started from xx/xx/2014 with the maturity date of xx/xx/2052. There is no provision for the balloon payment and it has 4 modification steps. The loan has been modified twice since origination. Previously, the loan was modified on xx/xx/2010.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The Initial escrow acct disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider's disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Louisiana. The following state disclosures are missing from the loan file.
Authorization Fees, Charges and Expenses for Federally Related xx Loans
Anti-Tying Disclosure
Financial Institution Choice of Insurance Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "The ROR is not hand dated by the borrower."
								* TIL not hand dated (Lvl 2) "The TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx
The chain of assignment is incomplete. Currently assignment is with ‘xx
1.There is civil judgment against the borrower in amount of $xxxthe favor of ‘xx
2.There is civil judgment against the borrower in amount of $xxxthe favor of ‘xx
3.There is civil judgment against the borrower in amount of $xxxthe favor of ‘xx
4.There is civil judgment against the borrower in amount of $xxxthe favor of ‘xx
5.There is civil judgment against the borrower in amount of $xxxthe favor of ‘xx
The combined taxes for 2019 (1st, 2nd, 3rd installment) have been paid off in amount of $xxxe combined taxes for 2019 (4th installment) are due in amount of $xxxe combined taxes for 2020 (1st and 2nd installment) are due in amount of $xxx	The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 12 months. The last payment was received on xx/xx/2018 in the amount of $xxx99 and it was applied for the due date of xx/xx/2018. The current P&I is $xxx and interest rate is 4.625%. The current unpaid principal balance is in the amount of xx.	Collections Comments:
Comments:

xx

The comment dated xx/xx/2019 shows that subject property inspection was completed on xx/xx/2019. The comment dated xx/xx/2019 shows that subject property is occupied by owner. No any damages/repairs have been found. Reason for default is unable to be determined. The loan is delinquent for 12 months; it seems that borrower’s ability to repay is Poor.
The review of collection comment states that foreclosure was initiated in 2018. The foreclosure file was referred to attorney on xx/xx/2018. No further information has been found regarding foreclosure filing.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 12 months. The last payment was received on xx/xx/2018 in the amount of $xxx99 and it was applied for the due date of xx/xx/2018. The current P&I is $xxx and interest rate is 4.625%. The current unpaid principal balance is in the amount of xx.
Bankruptcy was filed by “xx” under the chapter 7 case#xx on xx/xx/2019. According xxx (doc#1), borrower’s intention is surrender the subject property. Schedule D of xxx dated xx/xx/2019 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as $xxx00. According to comment dated xx/xx/2019, debtor’s intention is surrender the property. BK case was discharged on xx/xx/2019 and was terminated on xx/xx/2019. Review of updated title report dated xx/xx/2019 subject property is vested on borrower’s name.

Update-
According to the servicing comments, the current status of the loan is in collection.
No foreclosure activity has been found.
No details are available regarding the bankruptcy.
No evidence has been found regarding damage or repairs.
Foreclosure Comments:The review of collection comment states that foreclosure was initiated in 2018. The foreclosure file was referred to attorney on xx/xx/2018. No further information has been found regarding foreclosure filing.
Bankruptcy Comments:Bankruptcy was filed by “xx” under the chapter 7 case#xx on xx/xx/2019. According xxx (doc#1), borrower’s intention is surrender the subject property. Schedule D of xxx dated xx/xx/2019 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as $xxx00. xxx was entered on xx/xx/2019 and ordered on xx/xx/2019. BK case was discharged on xx/xx/2019 and was terminated on xx/xx/2019.	The loan modification agreement was made betweenxx with the new modified unpaid principal balance is xx. The interest bearing amount was xx with interest rate 4.625% and the modified P&I was $xxx. The first modified payment due date was xx/xx/2012 and the maturity date will be xx/xx/2052.	Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk Indicator is Moderate due to,
State Regulations Restricted Fees,
This loan failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test: Failed"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "CE State Regulation test failed due to,
Prohibited Fees Test: Loan Data: $xxx00, Comparison Data: $xxxVariance is +$xxx10."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NJ State; however, required state disclosures are missing from loan file.Unacceptability of Insurance Notice
1.Tax Bill Information
2. Choice of Insurer Disclosure
								3. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.
The chain of the assignment has been completed. Currently, the xx is with xx
1) There is an active Credit Card Judgment against the borrower xx
2) There is a Mechanics lien against the borrower in the favor of xx
3) There is an active civil judgment against the borrower in the favor of xx
The combined annual taxes for the year of 2019 have been paid in the amount of $xxx delinquent taxes have been found for the prior year
The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxr the due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.	Collections Comments:According to servicing comments, the current status of the loan is performing. The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxr the due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.

The loan modification agreement was made on xx/xx/2019 between the borrower xx. The borrower promises to make a monthly payment of $xxx with the interest rate of 6.875% beginning from xx/xx/2019 till the maturity date of xx/xx/2059. The New Principal Balance stated in the modification is xx.
The foreclosure was initiated and the file was referred to an attorney on xx/xx/2018. The sale was scheduled for xx/xx/2019. However, the comment dated xx/xx/2019 shows that the foreclosure was put on hold due to loss mitigation.
No information pertaining to bankruptcy has been found.
The latest property inspection report is not available in the loan file to determine the current property condition. No damage and repairs have been found.
Update
As per the collection comment dated xx/xx/2024, reason for default is illness of borrower.
AS per the collection comment dated xx/xx/2022, the foreclosure was filed on xx/xx/2022.
As per the collection comment dated xx/xx/2022, fc sale was scheduled on xx/xx/2022.
As per the collection comment dated xx/xx/2022, the fc was hold due to bankruptcy. The borrower was filed bankruptcy under chapter 13on xx/xx/2022 with case # xx.
As per the collection comment dated xx/xx/2022, the POC was filed on xx/xx/2022, further details not provided.

Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2018. The sale was scheduled on xx/xx/2019. However, the comment dated xx/xx/2019 shows that the foreclosure was put on hold due to loss mitigation.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2019 between the borrower xx. The borrower promises to make a monthly payment of $xxx with the interest rate of 6.875% beginning from xx/xx/2019 till the maturity date of xx/xx/2059. The New Principal Balance stated in the modification is xx.

Affiliated Business Disclosure Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller paid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for
"Seller-Paid Points and Fees.""
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subjcet property is located in Texas state. The following state disclosures are missing from the loan file.
TX Loan Agreement Notice
Commitment Requirement/Anti-Tying
TILA Disclosures in Spanish
Home Equity Consumer Disclosure
Home Equity Loan Interest and Fees Pre-closing Disclosure
Home Equity Loan Copies of Documents
Home Equity Loan Rescission Notice
Fair Market Value of Homestead Property Acknowledgment
Home Equity Loan Notice of Address for Borrower Notification of Violation
Choice of Insurance Notice
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement
Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business form is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx. for the amount of xx which was recorded on xx/xx/2002 with xx
There is junior xx was originated on xx.30 which was recorded on xx/xx/2010.
There is a xx lien against the borrower with the favor of xx for the total amount of $xxxch was recorded on xx/xx/2017.
The chain of assignment has been incomplete. The last assignment is from xx xx association.

Combined annual taxes of the year 2019 have been paid in the amount of $xxxn xx/xx/2019.
City annual taxes of the year 2019 have been paid in the amount of $xxxon xx/xx/2019. No prior year delinquent taxes have been found.

According to latest payment history as of xx/xx/2019, the borrower is delinquent for the last 12 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for the due date of xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 7.125%.	Collections Comments:The loan is active in the collection and next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for the due date of xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 7.125%. The foreclosure was initiated in 2018 and the file was referred to attorney on xx/xx/2018 and the complaint was filed on xx/xx/2018. However, the foreclosure was put on hold due to borrower has filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018. As per comment dated xx/xx/2019, user has close the file and dismiss the foreclosure action and restart necessary. As per comment dated xx/xx/2019, the contested foreclosure active and the comment dated xx/xx/2019 states that the issue has been resolved. As per comment dated xx/xx/2019, reason for document is uncontested foreclosure. No further details found regarding the contested matter. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The POC was filed by creditor xxx on xx/xx/2019 for the secured claim amount is xx and arrearage amount is $xxx56. The plan has been order confirmed xx/xx/2019. The debtor was promise to pay for trustee in the amount of $xxx00 for 36 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. However, the unsecured portion amount is $xxx00. The debtor was dismissed on xx/xx/2019 and the case was terminated on xx/xx/2019.
As per comment dated xx/xx/2019, the subject property is owner occupied. The reason for default is curtailment of income.  According to the comment dated xx/xx/2019, the subject property had damages. The loss draft found  in the amount of $xxx. As per comment dated xx/xx/2019 states that the 90% final inspection report completed.  However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages and we also don’t have any latest BPO to verify the property condition. No details have been found regarding the insurance claim.

Foreclosure Comments:According to the document located on “xx”, the foreclosure was initiated in 2018 and the file was referred to attorney on xx/xx/2018 and the complaint was filed on xx/xx/2018. However, the foreclosure was put on hold due to borrower has filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018. As per comment dated xx/xx/2019, user has close the file and dismiss the foreclosure action and restart necessary.

As per comment dated xx/xx/2019, the contested foreclosure active and the comment dated xx/xx/2019 states that the issue has been resolved. As per comment dated xx/xx/2019, reason for document is uncontested foreclosure. No further details found regarding the contested matter.

Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The POC was filed by creditorxx on xx/xx/2019 for the secured claim amount is xx and arrearage amount is $xxx56. The plan has been order confirmed xx/xx/2019. The debtor was promise to pay for trustee in the amount of $xxx00 for 36 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. However, the unsecured portion amount is $xxx00. The debtor was dismissed on xx/xx/2019 and the case was terminated on xx/xx/2019.	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2015 between the borrower "xx.”. As per the modified terms, the new principal balance is xx. The borrower has promised to pay the in the amount of $xxx with the interest rate of 7.125% beginning on xx/xx/2015 till maturity date of xx/xx/2054.	Affiliated Business Disclosure Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required Disclosures Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 7.484%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

TILA APR Test: The loan data is  0.000%  and comparison data is 7.484%  and the variance is -7.484%"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia State. The following required state disclosures are missing from the loan file.
1.Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2.Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$438.36	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report as of xx/xx/2019 shows that the subject xx is on first lien position. Subject xx was recorded on xx/xx/2008 in the amount of xx
Chain of assignment is complete as the current assignee is FENMA.
No active judgments or liens have been found.
Annual estimated tax is $xxxh no prior year delinquency.
Payment history as of xx/xx/2019 shows that the borrower is 97 months delinquent. The last payment was received in the amount of $xxx10 which was applied for the due date of xx/xx/2011. Next due date is xx/xx/2011. Current UPB is xx.	Collections Comments:Review of loan file and servicing comment shows that the borrower is 97 months delinquent. The last payment was received in the amount of $xxx10 which was applied for the due date of xx/xx/2011. Next due date is xx/xx/2011. Current UPB is xx.
As per Lis Pendens located at “xx” the foreclosure has been initiated on the loan in year 2012. File was referred to attorney on xx/xx/2012. As per FC miscellaneous located at “xx” the S&C has been filed on xx/xx/2015.
As per comment dated xx/xx/2017 the file has been litigated due to additional fee. Comment dated xx/xx/2018 states that all the contested/litigation matter will be resolved in trial which is set for xx/xx/2018. However no confirmation on the same has been found whether the litigation matter has been resolved or not. The most recent comment dated xx/xx/2019 states that the loan is in active Foreclosure.
Later FC was placed on hold due to BK filling. xx had filed BK chapter 13 with case # xx on xx/xx/2018. Later, BK got terminated on xx/xx/2019. No information about Judgment entering or FC sale has been found. The most recent comment dated xx/xx/2019 states that the loan is in active Foreclosure.

Update
No issue found in the available collection comment.

Foreclosure Comments:As per Lis Pendens located at “xx” the foreclosure has been initiated on the loan in year 2012. File was referred to attorney on xx/xx/2012. As per FC miscellaneous located at “xx” the S&C has been filed on xx/xx/2015. Later FC was placed on hold due to BK filling. xx had filed BK chapter 13 with case # xx on xx/xx/2018. Later, BK got terminated on xx/xx/2019. No information about Judgment entering or FC sale has been found. The most recent comment dated xx/xx/2019 states that the loan is in active Foreclosure.
		Bankruptcy Comments:xx had filed BK chapter 13 with case # xx on xx/xx/2018. POC was filed on xx/xx/2018 with POC amount xx and arrearage xx. Amended CH 13 plan was filed on xx/xx/2019 and borrower was to pay $xxxonth for 60 months. Later, BK got terminated on xx/xx/2019.	Not Applicable	Right of Rescission	2: Acceptable with Warnings			* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the subject xx was originated on xx.
The chain of xx assignment has been completed. Currently, the xx assignment is with xx
No active judgments or liens have been found.

Annual xx and city taxes of 2018 & 2019 have been paid in the total amount of $xxxnual xx taxes of 2019 are due on xx/xx/2020 in the amount of $xx.	The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2017. The delinquency has been done for 27 months. The last payment was received on xx/xx/2017 in the amount of $xxx and it was applied for the due date of xx/xx/2017. The current P&I is $xxx and interest rate is 5.875%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2017. The delinquency has been done for 27 months. The last payment was received on xx/xx/2017 in the amount of $xxx and it was applied for the due date of xx/xx/2017.
According to the xxx, xx had filed bankruptcy under chapter-11 with the case# xx on xx/xx/2010. POC was filed by xx, in the secured claim (claim# 53-1) amount of xx and an arrearage in the amount of $xxx82. Third amended plan was filed on xx/xx/2017, which states that subject creditor claim was included in class 8. The interest rate sxxbe modified to 5.0% and the loan balances of each loan, as of the Effective Date of the plan, will be extended and re amortized over a 25-year period. This plan was confirmed on xx/xx/2017. Motion Rexxing Discharge was filed on xx/xx/2019.
No foreclosure proceedings have been found in the recent 24 months.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, xx had filed bankruptcy under chapter-11 with the case# xx on xx/xx/2010. POC was filed by xxN.A on xx/xx/2010, in the secured claim (claim# 53-1) amount of xx and an arrearage in the amount of $xxx82. Third amended plan was filed on xx/xx/2017, which states that subject creditor claim was included in class 8. The interest rate sxxbe modified to 5.0% and the loan balances of each loan, as of the Effective Date of the plan, will be extended and re amortized over a 25-year period. This plan was confirmed on xx/xx/2017. Motion Rexxing Discharge was filed on xx/xx/2019.	Not Applicable	Initial Escrow Acct Disclosure Origination Appraisal	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow acct disclosure is missing from the loan file."
								* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2019, the subject xx was originated on xx. The chain of assignment has been completed. Currently, the xx assignment is with xx
There is one junior xx on the subject property in the amount of xx in favor of xx.There are 2 active civil judgments against the borrower, first one in the amount of $xxxch was recorded on xx/xx/2019 and second one is in the amount of $xxxs was recorded on xx/xx/2019. The combined annual property taxes have been paid in the amount of $xxx prior year's taxes have been delinquent.
According to the review of latest payment history as of xx/xx/2019, the borrower has been delinquent from xx/xx/2017 to xx/xx/2019. The last payment was received on xx/xx/2017 in the amount of $xxx which was applied for the due date of xx/xx/2017. The current unpaid principal balance is xx. The current P&I is $xxx and current Interest rate is 4%.
Collections Comments:According to the review of collection comments as of xx/xx/2019, the borrower has been delinquent from xx/xx/2017 to xx/xx/2019. The last payment was received on xx/xx/2017 in the amount of $xxx which was applied for the due date of xx/xx/2017. The current unpaid principal balance is xx. The current P&I is $xxx and current Interest rate is 4%.
According to the collection comments and available document the foreclosure was initiated on the property in 2017. The file was referred to attorney on xx/xx/2017 and Complaint was filed on xx/xx/2017. According to the collection comment dated xx/xx/2017, the foreclosure was put on hold due to the contested issue. The pleading or litigation action was filed on xx/xx/2017. The same comment states that the reason of contest is Motion for summary judgment.  The comment dated xx/xx/2018 states that the MSJ was filed on xx/xx/2018 but, was not granted. According to the collection comment dated xx/xx/2018, the new pleading or litigation action was filed on xx/xx/2018. The answer to counterclaim was filed on xx/xx/2018. However, the collection comment dated xx/xx/2019 states that the hold occurred due to contested matter has been resolved. This seems that the contested issue has been resolved. According to the collection comment dated xx/xx/2019 the judgment was entered on xx/xx/2019 in the amount of $xxx.18. The sale was scheduled for xx/xx/2019. However, the foreclosure was put on hold due the filing of bankruptcy on xx/xx/2019.
The debtor had filed bankruptcy under chapter-13 with the case#xx on 0xx/xx/2019. POC was filed  by  the subject creditor xx on xx/xx/2019, with the secured claim amount  of xx and the arrearage in the amount of xx. Schedule D in xxx dated 0xx/xx/2019 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx.
Foreclosure Comments:According to the collection comments and available document the foreclosure was initiated on the property in 2017. The file was referred to attorney on xx/xx/2017 and Complaint was filed on xx/xx/2017. According to the collection comment dated xx/xx/2017, the foreclosure was put on hold due to the contested issue. The pleading or litigation action was filed on xx/xx/2017. The same comment states that the reason of contest is Motion for summary judgment.  The comment dated xx/xx/2018 states that the MSJ was filed on xx/xx/2018 but, was not granted. According to the collection comment dated xx/xx/2018, the new pleading or litigation action was filed on xx/xx/2018. The answer to counterclaim was filed on xx/xx/2018. However, the collection comment dated xx/xx/2019 states that the hold occurred due to contested matter has been resolved. This seems that the contested issue has been resolved. According to the collection comment dated xx/xx/2019 the judgment was entered on xx/xx/2019 in the amount of $xxx.18. The sale was scheduled for xx/xx/2019. However, the foreclosure was put on hold due the filing of bankruptcy on xx/xx/2019.

Bankruptcy Comments:The debtor had filed bankruptcy under chapter-13 with the case#xx on 0xx/xx/2019. POC was filed by the subject creditor xx on xx/xx/2019, with the secured claim amount of xx and the arrearage in the amount of xx. Schedule D in xxx dated 0xx/xx/2019 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx.	The loan modification agreement was made on xx/xx/2016 with a new principal balance of xx with fixed rate of 4.000%. The borrower promised to pay monthly P&I payment in the amount of $xxx beginning on xx/xx/2016 till the maturity date of xx/xx/2056.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, the values are updated from initial application located at xx"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is Moderate due to
TILA APR Test:"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed for
TILA APR Test:
The loan data is 0.000% and Comparison data is 5.745%. Hence, the variance is -5.745%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.00 with xx.
The chain of assignment has not been completed. Currently, the xx is with xx. However; it should be withxx
No active liens and judgments against the borrower/property.
Combined annual tax for the year 2019 is due in the amount of $xxxxx/xx/2020.
According to the review of payment history as of xx/xx/2019, the borrower is delinquent for 8 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected in the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. According to the review of payment history as of xx/xx/2019, the borrower is delinquent for 8 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected in the payment history is in the amount of xx.
This loan modification agreement was made between the borrower , xx. on xx/xx/2015.
The reason for default is unavailable.
As per the servicing comment dated xx/xx/2019, the subject property is owner-occupied. No damages or repairs have been found.

Update
As per the collection comment dated xx/xx/2024, the borrower was filed bankruptcy under chapter 13 and the bankruptcy was discharged on xx/xx/2024.
As per the collection comment dated xx/xx/2024, the subject property is owner occupied.

Foreclosure Comments:The foreclosure was initiated. As per the comment dated xx/xx/2018, the file was referred to an attorney on the same date. The date of complaint filed and judgment entered are unavailable. As per the comment dated xx/xx/2019, the foreclosure sale was scheduled on xx/xx/2019 with the bidding amount of xx. As per the comment dated xx/xx/2019, the foreclosure action was closed due to the borrower had filed bankruptcy chapter 13 on xx/xx/2019. The comment also states to dismiss the foreclosure action. No further details have been found regarding the same.

Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is $xxx12. The chapter 13 plan was confirmed on xx/xx/2019 and the debtor sxxpay P&I to the trustee in the amount of $xxx for 36 months. The schedule D of xxx does not show any unsecured portion. The date of last filing is xx/xx/2019. There is no comment indicating a cramdown	This loan modification agreement was made between the borrower xx. The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 6.125% and new P&I is in the amount of $xxx beginning from xx/xx/2015 till the maturity date xx/xx/2055. The interest-bearing amount is xx. There is no provision for the balloon payment.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
Loan Data: xx Comparison Data: xx Variance: -$xxx
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxhis loan failed the TILA foreclosure rescission finance charge test.
Loan Data: xx Comparison Data: xx Variance: -$xxx
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosures are missing from the loan file. 1.TX Loan Agreement Notice 2.Commitment Requirement/Anti-Tying 3.TILA Disclosures in Spanish 4.Home Equity Consumer Disclosure 5.Home Equity Loan Interest and Fees Preclosing Disclosure   6.Home Equity Loan Copies of Documents 7.Home Equity Loan Rescission Notice 8.Fair Market Value of Homestead Property Acknowledgment 9.Home Equity Loan Notice of Address for Borrower Notification of Violation 10.Choice of Insurance Notice 11.Collateral Protection Insurance Disclosure 12.Non-Deposit Investment Product Disclosure Are there any promotional materials? 13.Insurance Solicitation/Post Commitment Requirement 14.Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "RIGHT OF RESCISSION not found by reviewer in Box Documents"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated10/xx/2019, the subject xx was originated on xx.
The chain of assignment has not been completed. Currently, the xx is with xx
No Active liens and judgments have been found.
Annual taxes for the year of 2019 have been paid in the amount of $xxx prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for 28 months and the next payment is due for xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2017. The UPB is xx. The current P&I is $xxx and PITI is $xxx.	Collections Comments:The loan is currently in the bankruptcy and the next payment is due for xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2017. The foreclosure was initiated and the file was referred to an attorney on xx/xx/2018. The title was ordered on xx/xx/2018. No further details have been found. As per the comment dated xx/xx/2018, the sale was scheduled for xx/xx/2018. The first publication was completed on xx/xx/2018. As per the comment dated xx/xx/2018, the sale was postponed due to adversary proceedings.As per the comment dated xx/xx/2018, the account was referred to an attorney for adversary on xx/xx/2018 and xx was on active chapter 13 case. Therefore, she has not received a discharged or has reaffirmed the debt. As per the comment dated xx/xx/2018, the Bk contested matter was identified.The reason for contested has not been mentioned.. The comment dated xx/xx/2019 states that the issue has been resolved. The adversary proceedings have been completed on xx/xx/2019.
The RFD is unable to be determined. As per the latest collection comments, the property is owner-occupied. No repairs and damages have been found.

Update
As per collection comment dated xx/xx/2024, the borrower filed bankruptcy under chapter 13 with case number xx; the bankruptcy was discharged on xx/xx/2024.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2018. The title was ordered on xx/xx/2018. No further details have been found. As per the comment dated xx/xx/2018, the sale was scheduled for xx/xx/2018. The first publication was completed on xx/xx/2018. As per the comment dated xx/xx/2018, the sale was postponed due to adversary proceedings.
		Bankruptcy Comments:According to the review of the xxx report, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019 and the POC amount is $xxx69 and arrearage amount is $xxx72. The debtor sxxpay the $xxx for 60 months, under chapter 13.	Not Applicable		1: Acceptable					Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2019 reflects that the subject xx was originated onxx

The chain of the assignment has been completed.

According to updated title report dated xx/xx/2018, there was water/sewer lien against the property is in the favor of collector of taxes in the amount of $xxxch was recorded on xx/xx/2019. The certificate of water sewer lien(certificate#xx) were sold to a third party buyer "xx

There is civil judgment active in the favor ofxx

No prior years delinquent taxes have been found.	According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 13 months. The last payment received on xx/xx/2019, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 13 months. The last payment received on xx/xx/2019, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined. The subject property has been occupied by the owner. No comments have been found damages or repairs.
Foreclosure Comments: The foreclosure was initiated and the file was referred to the attorney on xx/xx/2018. The complaint was filed on xx/xx/2018. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2019. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is xx. The chapter 13 plan has not been confirmed yet. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx.	According to the modification, the loan was modified on xx/xx/2015 in between the borrower xxx. The new modified principal balance per modification is in the amount of xx with interest rate starting at 2.000 % and borrower promises to pay P&I in the amount of $xxx beginning on xx/xx/2015. The maturity date reflects per modification is xx/xx/2053.	Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "NJ HOSA 2004 Home Loan Late Charge Test: Result: FAIL"
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan is failing NJ HOSA 2004 Home Loan Late Charge Test and NJ HOSA 2004 Home Loan Grace Period Test. The borrower has been charged a late charge of 6.00% and allowed is 5.00%, it is over by 1.00%. Also provided Grace period is 10 days while allowed is 15 days. To cure this violation the late charge and Grace period should be changed to allowable amount"
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NJ State. The following state disclosures are missing in the loan files.
NJ Attorney Disclosure
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax Bill Information
Private Well Testing
Choice of Insurer Disclosure
								Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Significant	Pass	Pass	No Result	Fail	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the xx was originated on xx.

The chain of assignment is not completed as the subject xx is currently assigned to “xx

 There are 3 Code Enforcement liens open against the borrower in the favor of xx

Annual Utilities charges for 2013-2019 are currently delinquent in the amount of $xxxch were earlier due on xx/xx/2019 and are good through xx/xx/2019.
Annual Combined taxes for 2019 have been paid off in the amount of $xxx.15 on xx/xx/2019.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2019. The borrower is performing. The last payment was received on xx/xx/2019 in the amount of $xxx and it was applied for the due date of xx/xx/2019. The current P&I is $xxx. The current unpaid principal balance is in the amount of xx	Collections Comments: The borrower is performing. The last payment was received on xx/xx/2019 in the amount of $xxx and it was applied for the due date of xx/xx/2019. The current P&I is $xxx. The current unpaid principal balance is in the amount of xx

Review of collection comment shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2018. Collection comment dated xx/xx/2018 shows that the complaint was filed xx/xx/2018 and the service was completed on xx/xx/2018. However, the file was placed on hold on xx/xx/2019 due to loss mitigation workout.

According to the xxx, xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. Schedule D in xxx dated xx/xx/2019 states; the amount of claim without deducting value of collateral was xxand value of collateral that support for this claim was $xxx00.00. However, unsecured portion remain as $xxxwas filed by  xx/xx/2019, in the secured claim amount of xx and an arrearage in the amount of xx. The motion for relief was filed on xx/xx/2019.  The debtor was dismissed on xx/xx/2019 and the case was terminated on xx/xx/2019.

As per payment history dated as of xx/xx/2019, the last payment was received on xx/xx/2019 in the amount of $xxx which is does not match with last modification P&I 549.03. It seems that loan was modified and the modification document is missing from the loan file.

Update-
According to the servicing comments, the current status of the loan is performing.
As per collection comment dated xx/xx/2022, foreclosure sale date set for xx/xx/2022. As per the comment dated xx/xx/2022, the foreclosure has been cancel due to reinstatement.
As per collection comment dated xx/xx/2024, tax sale scheduled dated xx/xx/2024, Not redeemable. Tax type is Utilities.
As per collection comment dated xx/xx/2024, year 2013-2024 sewer charges are delinquent in the amount of $xxx98, amount should be good through xx/xx/2024.
No post-close bankruptcy record has been found.
Collection comments do not show any damage.
Foreclosure Comments:Review of collection comment shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2018. Collection comment dated xx/xx/2018 shows that the complaint was filed xx/xx/2018 and the service was completed on xx/xx/2018. However, the file was placed on hold on xx/xx/2019 due to loss mitigation workout.
Bankruptcy Comments:According to the xxx, xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. Schedule D in xxx dated xx/xx/2019 states; the amount of claim without deducting value of collateral was xxand value of collateral that support for this claim was $xxx00.00. However, unsecured portion remain as $xxxwas filed by xx d/xx/a Mr. Cooper on xx/xx/2019, in the secured claim amount of xx and an arrearage in the amount of xx. The motion for relief was filed on xx/xx/2019. The debtor was dismissed on xx/xx/2019 and the case was terminated on xx/xx/2019.	The loan was modified on xx/xx/2016 with a new principal balance of xx with fixed rate of 5.250%. The borrower promised to pay monthly P&I payment in the amount of $xxx beginning on xx/xx/2016 till the maturity date of xx/xx/2031. The interest bearing amount is xx.	Missing Dicsloures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Rescission Finance Charge Test is FAIL."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Rescission Finance Charge Test is FAIL. The loan data is xx and the comparison data is 'xx. Hence the variance is -$xxx.
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx
The chain of assignment has not been completed as the xx is currently with xx
There is one credit card judgment against the borrower in the amount of xx
The annual combined taxes have been paid in the amount of $xxx prior year delinquent taxes have been found.
Review of latest payment history as of xx/xx/2019 shows that the loan is in delinquency for 96 months. The last payment was received on xx/xx/2019 in the total amount of $xxx01 with interest rate of 6.750% and P&I in the amount of $xxx05 for the due date of xx/xx/2011. The next due date is xx/xx/2011. The latest payment history reflects the UPB in the amount of xx.
Collections Comments:As per servicing comments the debtor “xx” had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2019. Schedule D of xxx Filed on xx/xx/2019 shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx; therefore, the unsecured portion is xx. The POC was filed by subject creditor on xx/xx/2019 with the secured claim amount of xx and an arrearage in the amount of xx. As per plan dated xx/xx/2019 debtor sxxpay as per terms of Note or as may be modified through the bankruptcy loss mitigation program. xxx was filed by subject creditor ‘FNMA” on xx/xx/2019 and order on xxx was entered on xx/xx/2019.

The subject property is located in New Jersey State and the SOL for this state is 6 years. Review of latest payment history as of xx/xx/2019 shows that the loan is in delinquency for 96 months. The last payment was received on xx/xx/2019 in the total amount of $xxx01 with interest rate of 6.750% and P&I in the amount of $xxx05 for the due date of xx/xx/2011. The next due date is xx/xx/2011. The latest payment history reflects the UPB in the amount of xx. As per available documents and servicing comments foreclosure was initiated on property. As per document located at “xx” the file was referred to attorney on xx/xx/2015 and the complaint was filed on xx/xx/2015 with case# xx. As per comment dated xx/xx/2016 judgment of foreclosure was entered with the amount xx. The document located at “xx” shows that foreclosure bid was completed with the max bid amount of xx and sale was scheduled on xx/xx/2019. However, the scheduled sale was cancelled as the debtor had filed bankruptcy xx/xx/2019 under chapter-13 with the case#xx. No further details have been found regarding foreclosure. xxx was filed by subject creditor xx on xx/xx/2019 and order on xxx was entered on xx/xx/2019. The comment dated xx/xx/2019 states that the Sherriff’s sale date was adjourned to xx/xx/2019 due bankruptcy filing. We have comments till xx/xx/2019 hence unable to determine further foreclosure proceedings.

No visible damages were reported.

Update:
No additional information found in recent collection comments
Foreclosure Comments:As per available documents and servicing comments foreclosure was initiated on property. As per document located at “xx” the file was referred to attorney on xx/xx/2015 and the complaint was filed on xx/xx/2015 with cxx. As per comment dated xx/xx/2016 judgment of foreclosure was entered with the amount xx. The document located at “xx” shows that foreclosure bid was completed with the max bid amount of xx and sale was scheduled on xx/xx/2019. However, the scheduled sale was cancelled as the debtor had filed bankruptcy xx/xx/2019 under chapter-13 with the case#xx. No further details have been found regarding foreclosure. xxx was filed by subject creditor ‘FNMA” on xx/xx/2019 and order on xxx was entered on xx/xx/2019. The comment dated xx/xx/2019 states that the Sherriff’s sale date was adjourned to xx/xx/2019 due bankruptcy filing. We have comments till xx/xx/2019 hence unable to determine further foreclosure proceedings.
Bankruptcy Comments:As per xxx Report debtor “xx” had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2019. Schedule D of xxx Filed on xx/xx/2019 shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx; therefore, the unsecured portion is xx. The POC was filed by subject creditor on xx/xx/2019 with the secured claim amount of xx and an arrearage in the amount of xx. As per plan dated xx/xx/2019 debtor sxxpay as per terms of Note or as may be modified through the bankruptcy loss mitigation program. xxx was filed by subject creditor xx on xx/xx/2019 and order on xxx was entered on xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NJ State and the required disclosures are missing from the loan file.
NJ Application Disclosure
Delivery Fee Authorization
NJ Attorney Disclosure
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax Bill Information
Private Well Testing
Lock-In Agreement
Commitment Disclosures
Choice of Insurer Disclosure
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There are two open senior mortgages in the total amount of xx and originated by xx
There are 15 Water/Sewer/Utilities liens open against the subject property in the total amount of $xxxd by xx
There is one HOA lien open against the subject property in the amount of $xxxd by xx
Annual xx taxes for the year of 2019-20 have been paid in the amount of $xxx delinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2016 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxx85 which was applied to due date of xx/xx/2018 and the next due date is xx/xx/2018. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in active foreclosure. Available servicing comment and documents in file reveal that loan is in foreclosure since 2019. Foreclosure was referred to dated xx/xx/2019. Foreclosure complaint was filed on xx/xx/2019.
Review of the payment history available from xx/xx/2016 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxx85 which was applied to due date of xx/xx/2018 and the next due date is xx/xx/2018. Current UPB reflects in the provided payment history is in the amount of xx.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2019. Foreclosure was referred to dated xx/xx/2019. Foreclosure complaint was filed on xx/xx/2019.
Bankruptcy Comments:Not Applicable	This is a fixed rate conventional xx with P&I of $xxx72 along with interest rate of 6.50000 % till the maturity date of xx/xx/2037. The current P&I as per the latest payment history as of xx/xx/2019 is $xxx85 and rate of interest is 5.875%,however, there is a reduction in rate of interest with respect to Note data which seems that there may be a possibility of modification. No evidence has been found regarding the modification in latest collection comments.	Affiliated Business Disclosure Notice of Servicing Transfer	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrowers."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan file."
								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "ROR transaction date is xx/xx/2006 and note date is xx/xx/2006."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 states that the subject xx was originated on xx
The chain of the assignment has been completed and currently the assignemnt is with thexx
No outstanding liens/judgments against borrower/property.
The first installment xx, utility and other taxes have been paid in the amount of $xxxe second installment xx, utility and other taxes have been due in the amount of $xxx delinquent taxes have been located for the prior year.
The review of payment history as of xx/xx/2019 shows that the borrower is delinquent for 16 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx60 which was applied to xx/xx/2018. The UPB in the payment history is reflected in the amount of xx. The current P&I is $xxx and the current PITI is $xxx60.	Collections Comments:The collection comments review states that the loan is in bakruptcy and the review of payment history as of xx/xx/2019 shows that the borrower is delinquent for 16 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx60 which was applied to xx/xx/2018. The UPB in the payment history is reflected in the amount of xx. The current P&I is $xxx and the current PITI is $xxx60.
The loan has been modified twice since origination; however, it was effectively modified in 2015.
The collection comments review states that  the foreclosure was initiated and as per comments dated xx/xx/2018, the file was referred to attorney on xx/xx/2018. As per comments dated xx/xx/2017, the sale was scheduled for xx/xx/2017. However, that was put on hold due to filed bankruptcy under Chapter-13 Case#xx on xx/xx/2019.
As per comments dated xx/xx/2019, the reason for default was death in the borrower's family.
As per comments dated xx/xx/2019, the property has been owner occupied and the property condition is unable to be determined from the available comments.

As per the collection comment, foreclosure process was initiated in the loan.
It was referred to the attorney on xx/xx/2018.
Comment shows that the complaint was filed on xx/xx/2019.
Comment dated xx/xx/2019 shows that the FC sale was scheduled on xx/xx/2019.
Currently foreclosure process was put on hold due to bankruptcy efforts.
No further information is available to understand the current status of foreclosure process.

Update
No issue found in the available collection comment.

Foreclosure Comments:The collection comments review states that the foreclosure was initiated and as per comments dated xx/xx/2018, the file was referred to attorney on xx/xx/2018. As per comments dated xx/xx/2019, the sale was scheduled for xx/xx/2019. However, that was put on hold due to filed bankruptcy under Chapter-13 Case#xx on xx/xx/2019.

Bankruptcy Comments:As per the xxx report, the borrower xx had filed bankruptcy under Chapter-13 Case#xx on xx/xx/2019 and the order confirming chapter 13 plan dated xx/xx/2019 was filed on xx/xx/2019 as per which the debtor sxxpay $xxx the trustee for the period of 30 months The POC was filed on xx/xx/2019 with the secured claim amount of xx and the arrearage of $xxx24.

Loan modification agreement was made between the borrower , xx on xx/xx/2015. The new modified rate is 4.875% and borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2015. The new principal balance is xx The maturity date is xx/xx/2055.
As per document located at "xx" the loan was also modified on xx/xx/2014.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per final loan application, the total income of the borrower is $xxx00 and the total debts are in the amount of $xxx03 so the DTI is greater than 60.00%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia State. The following required state disclosures are missing from the loan file.
1.VA Application Disclosure
2.Choice of Settlement Agent Disclosure
3.Disclosure of Charges for Appraisal or Valuation
4.Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx. Chain of assignment is complete as current assignee is xx. No active judgments or liens found in updated title report  annual taxes of 2009 are  due on xx/xx/2020 in the amount of $xxx.71.  There is no Title issue.
Lien position: As per the review of updated title report dated xx/xx/2019, No active judgments or liens found hence, the lien position of the subject xx has kept to First.	The Payment History dated as of 10/082019 reveals that the borrower has been the delinquent from xx/xx/2018 to till xx/xx/2019. The delinquency has been done for 11 month. The last payment was received on xx/xx/2019 in the amount of $xxx and it was applied for the due date xx/xx/2018. The current P&I is $xxx and rate of interest is 5.000%. The current unpaid principal balance is in the amount of xx.	Collections Comments:The loan is currently in active bankruptcy and the next due for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx and it was applied for the due date xx/xx/2018. The current P&I is $xxx and rate of interest is 5.000%. The current unpaid principal balance is in the amount of xx. Per the comments there the trustee has filed a motion to determine the loan balance due Servicer xx failure to comply with the chapter 11 bankruptcy plan. The was originated on xx.375% and the current interest is 5% per the Payment History Tape value, however, the modification document provided in the filexxis not for the subject property or borrower but instead for axx. The reason for default is unable to determine from available comments. The subject property has been occupied by the owner. The borrower’s intention is to keep the property. According to the xxx, the borrower xx had filed for bankruptcy under chapter-11 with the case# xx on xx/xx/2010. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is $xxxhere is no comment indicating a cram down. There is no evidence of foreclosure proceeding initiated.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, “xx” had filed for bankruptcy under chapter-11 with the case# xx on xx/xx/2010. The plan was confirmed on xx/xx/2017. The POC was filed by the creditor for the secured claim amount of xx and the amount of arrearage of $xxx40 on xx/xx/2010. According to xxx schedule D, the value of the collateral is $xxx the amount of secured claim is xx. According to third amendment to chapter 11 first amended plan dated xx/xx/2017 the claim sxxbe deemed to be fully secured without respect to the value of the underlying collateral. The claim will be paid with interest rate of 5.0% over the 25 years period. The plan was confirmed on xx/xx/2017.	The loan was modified on xx/xx/2010. According to modified terms, the new principal balance is xx. Borrower promises to pay P&I in the amount of xxxwith the modified interest rate of 2.000 % beginning from xx/xx/2010 till the maturity date of xx/xx/2036. Balloon payment in the amount of xx is due on the maturity date.	Loan Program Info Disclosure Origination Appraisal	2: Acceptable with Warnings	* Appraisal not dated (Lvl 2) "Appraisal document is missing."
* DTI > 60% (Lvl 2)     "DTI is greater than 60%."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure missing. Seasoned loan over 3 years."
								* Missing Appraisal (Lvl 2) "Appraisal document is missing."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the subject xx was originated on xx. The chain of assignment has been completed. Currently, the xx assignment is with xx
No active judgments and liens found on the updated title report.
2018 Combined Annual Taxes have been paid in the amount of $xxxxx/xx/2018 and 2019 Annual Taxes are due for xx/xx/2020. No prior years delinquent taxes found.

The payment history as of dated xx/xx/2019 shows that the borrower is delinquent for 12 Months and next payment due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx95 which was applied for the due date on xx/xx/2018.The current UPB is in the amount of xx and tape data states current interest rate is 5.000%.	Collections Comments:As per comment dated xx/xx/2019 Bankruptcy is Active on the loan file next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for the due date of xx/xx/2018. The current unpaid principal balance is xx. The current interest rate is 5.000 % and P&I is $xxx.
Comment dated xx/xx/2019 and xx/xx/2019 states, the loan are currently involved in an active chapter 11 bankruptcy matter. As such this transaction history contains information that may be subject to change due to requirements governed by the bankruptcy proceeding. Latest comment dated xx/xx/2019 shows amended Motion to Determine loan balances owed. Sent email for update on ledger.
Available 24 months collection comments not reflecting evidences of property occupancy. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Update:
No additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Joint debtorsxx had filed bankruptcy under chapter-11 with the case#xx on xx/xx/2010. Date of last failing is xx/xx/2019 and the plan was confirmed on xx/xx/2017.xxx filed on xx/xx/2010. Motion for relief filed on xx/xx/2019. The amended plan stated the interest rate would be 5% and the principal balance would be xx. Due to the large number of real properties included in the plan, the actual POC amount is not determined. No cram down appears to have occurred. Collection comments also states, the Bankruptcy is still active on the loan file.	Not Applicable	Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "Appraisal 2nd page is missing in the loan file below location shows 1st page of it.
(xx)"
* Missing Required Disclosures (Lvl 2)     "List of Service Provider is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "Below State Disclosures are missing from loan file;
								Placement of Insurance Disclosure, TN Consent to Disclosure of Insurance Information, Choice of Agent/insurer, Insurance Solicitation/Post Commitment."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the xx was originated on xx.’ which was recorded on xx/xx/2003 in amount of xx.
The chain of xx assignment has been completed. Currently, the xx assignment is with ‘xx
No active judgments or liens have been found.
Annual combined taxes of 2018 have been paid in the amount of $xxxe second combined taxes of 2019 are due on xx/xx/2019 in the total amount of $xxxe combined taxes for 2019 xx are delinquent in the amount of $xxx due date xx/xx/2019.
The Payment History dated xx/xx/2019 reveals that the borrower has been the delinquent from xx/xx/2018 to till date. The delinquency has been done for more than 11 months. The last payment was received on xx/xx/2019 in the amount of $xxx with interest rate of 4.875 % which was applied for the due date of xx/xx/2018. The payment history reflects current unpaid principal balance is in the amount of $xxx26
..	Collections Comments:The Payment History dated xx/xx/2019 reveals that the borrower has been the delinquent from xx/xx/2018 to till date. The delinquency has been done for more than 11 months. The last payment was received on xx/xx/2019 in the amount of $xxx with interest rate of 4.875% which was applied for the due date of xx/xx/2018. The payment history reflects current unpaid principal balance is in the amount of $xxx.26.
As per comment dated xx/xx/2019 property inspection was completed. The comment dated xx/xx/2019 shows that subject property is occupied by owner. The comment dated xx/xx/2019 shows that reason for default is Curtailment of Income and borrower wants to keep property. No any damages/repairs have been found. The latest xxx Report is not available to verify the current condition of home. The loan is in delinquent for 11 months it seems that borower’s ability to repay is Poor..
Available servicing comment and documents in file reveal that loan is in foreclosure since 2019. Foreclosure was referredxx was scheduled for xx/xx/2019. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019. Currently loan is in active BK case. No further information has been found.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2019. Foreclosure was referred xx to attorney on xx/xx/2019. Foreclosure sale xx was scheduled for xx/xx/2019. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019. Currently loan is in active BK case. No further information has been found.
Bankruptcy Comments:
Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2019. Schedule D of xxx dated xx/xx/2019 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as $xxxPOC deadline set on xx/xx/2019 and creditor has filed POC on xx/xx/2019 (before deadline) with secured amount is xx and arrearage is $xxx25. The chapter 13 plan was entered on xx/xx/2019, debtor sxxpay the arrearage is in amount of $xxx00. Plan was confirmed on xx/xx/2019. Currently loan is in active BK case. No further information has been found regarding BK.
The loan modification agreement was made betweenxx. (Lender) on xx/xx/2014 with the new modified unpaid principal balance is xx. The interest bearing amount was xx with interest rate 4.875% and the modified P&I was $xxx. The first modified payment due date was xx/xx/2014 and the maturity date will be xx/xx/2054.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/ settlement statement along with estimated HUD-1 / itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in GA State; however, required state disclosures are missing from loan file.
Waiver of Borrowers Right sand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx. The chain of the assignment is completed as currently, the xx is with  xx., which was recorded on xx/xx/2015.  Active judgments and liens found pending are as follows:1. The subject xx is at second lien position as there is one active HOA liens found against the subject property in the amount of $xxxthe favor of xx
The subject property is located at xx” state and there can be possibility of foreclosure due to this non xx unpaid liens. The loan was assumed by xx. This can be cured by paying these lien with late charges and penalties.  Annual xx taxes have been paid in the amount of $xxxo delinquent taxes have been found for the prior years.
Review of the payment history provided from xx/xx/2018 to xx/xx/2019 reveals that borrower has been delinquent for more than 10 months. The last payment was received in the amount of $xxx on xx/xx/2019 which was applied for the due date xx/xx/2018. The next due date is xx/xx/2018. Current UPB reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 3.750%.
Collections Comments:Review as per servicing comments dated from xx/xx/2017 to xx/xx/2019 state that the borrower has been delinquent for 10 months currently and the last payment was received in the amount of $xxx on xx/xx/2019 which was applied for the due date xx/xx/2018. The next due date is xx/xx/2018. Current UPB reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 3.750%. Loan modification agreement was made betweenxxx. The new principal balance is xx with a rate of 3.750%. The P&I amount of $xxx is due xx/xx/2016 with a maturity date is xx/xx/2056. This loan was modified previously with xx/xx/2015.Borrower wants to keep the property and willing to do some workout plan like modification or forbearance to make the loan current. Available servicing comment shows the subject property is owner occupied and is in good condition. No damages have been observed.
Reason for default is death of borrower.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between xx. The new principal balance is xx with a rate of 3.750%. The P&I amount of $xxx is due xx/xx/2016 with a maturity date is xx/xx/2056. This loan was modified previouly with xx/xx/2015.	Affiliated Business Disclosure Good Faith Estimate	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Missing final GFE from loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan files."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.xxor the amount of xx which was recorded on xx/xx/2006.
The chain of the assignment has been completed. The last assignment is fromxx
Also, there is break in assignments. Assignment is missing from  xx
No active judgments or liens have been found against the subject property/the borrower.
First and second installments of xx taxes for the year of 2018 have been paid in the amount of $xxx/xx/2019 and07/xx/2019. No prior year delinquent taxes have been found.

According to Lis pendens document located at “xx”, the complaint was filed on xx/xx/2019 with the xx
Also, the legal of deed which was recorded on xx/xx/2005 and the subject xx which was recorded on xx/xx/2006 has been corrected through Lis Pendens which was recorded on xx/xx/2019.
According to the latest payment history as of xx/xx/2019, the borrower has been delinquent for 9 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for the due date of xx/xx/2018. The unpaid principal balance is reflected in the amount of xx and the deferred balance is in the amount of xx. The current interest rate is 2.000 % and P&I is $xxx	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for the due date of xx/xx/2018. The unpaid principal balance is reflected in the amount of xx and the deferred balance is in the amount of xx. The current interest rate is 2.000 % and P&I is $xxxan was modified on xx/xx/2016. According to modified terms, the new principal balance is xx out of which xx is deferred principal balance and the interest bearing amount is reflected as xx. Borrower promises to pay P&I $xxx the modified interest rate of 2.00% beginning from xx/xx/2016 with the maturity date of xx/xx/2056. According to comment dated xx/xx/2019, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2019. According to Lis pendens document located at “xx”, the complaint was filed on xx/xx/2019 with the xx Also, the legal of deed which was recorded on xx/xx/2005 and the subject xx which was recorded on xx/xx/2006 has been corrected through Lis Pendens which was recorded on xx/xx/2019. Service was completed on xx/xx/2019. The foreclosure was put on due to bankruptcy filing.
The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. According to amended chapter 13 plan dated xx/xx/2019, the debtor sxxmake a payment to trustee in the amount of $xxxmonth for 60 months. The estimated arrearage to be paid through the plan is in the amount of $xxx the monthly payment of $xxxme plan was confirmed on xx/xx/2019. Motion for relief from stay was filed on xx/xx/2019.
According to comment dated xx/xx/2019, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:According to comment dated xx/xx/2019, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2019.According to Lis pendens document located at xx the complaint was filed on xx/xx/2019 with the xx Also, the legal of deed which was recorded on xx/xx/2005 and the subject xx which was recorded on xx/xx/2006 has been corrected through Lis Pendens which was recorded on xx/xx/2019. Service was completed on xx/xx/2019. The foreclosure was put on due to bankruptcy filing.
The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The motion for relief was filed on xx/xx/2019 and order was granted on xx/xx/2019. The date of last filing is xx/xx/2019.
Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. Hence, unsecured portion is reflected in the amount of $xxxding to amended chapter 13 plan dated xx/xx/2019, the debtor sxxmake a payment to trustee in the amount of $xxxmonth for 60 months. The estimated arrearage to be paid through the plan is in the amount of $xxx the monthly payment of $xxxme plan was confirmed on xx/xx/2019.
POC was filed by the creditor,  xx for the secured claim amount of xx and the amount arrearage of $xxxx/xx/2019.
The motion for relief was filed on xx/xx/2019 and order was granted on xx/xx/2019. The date of last filing is xx/xx/2019.	This modification agreement was made on xx/xx/2016 between the borrower, “xx.”. According to modified terms, the new principal balance is xx out of which xx is deferred principal balance and the interest bearing amount is reflected as xx. Borrower promises to pay P&I $xxx the modified interest rate of 2.00% beginning from xx/xx/2016 with the maturity date of xx/xx/2056.	Missing Required Disclosures Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.
1.IL Collateral Protection Insurance Notice
								2.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xxThe chain of assignment has been completed, currently, the assignment is withxx which was recorded on xx/xx/2012. There is a junior xx in the favor of xx which was recorded on xx/xx/2008. There is a credit card judgment in the favor of xx in the amount of $xxx was recorded on xx/xx/2010. There is a child support lien in the favor of xxwhich was recorded on xx/xx/2013. However, the amount is unavailable. There is a civil judgment in the favor of xx in the amount of xx which was recorded on xx/xx/2014. 1st installment of xx jurisdiction tax of 2019-2020 is due in the amount of $xxx/xx/2019. 2nd installment of xx jurisdiction tax of 2019-2020 is due in the amount of $xxx/xx/2020. No prior year delinquent taxes have been found.	According to the payment history as of dated xx/xx/2019 the borrower has been delinquent for 10 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 for the amount of $xxxh was applied for the due date of xx/xx/2018. The monthly P&I is in the amount of $xxx an interest rate of 2.00%. The UPB is reflected in payment history is in the amount of xx.	Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for 10 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 for the amount of $xxxh was applied for the due date of xx/xx/2018. The monthly P&I is in the amount of $xxx an interest rate of 2.00%. The UPB is reflected in payment history is in the amount of xx. The reason for default is unable to be determined from the latest collection comments. The Step modification agreement was signed between the borrower xxand the lender xx, xx. on xx/xx/2016. The servicing comment dated xx/xx/2018 shows that the subject property has been occupied by the owner. The latest BPO is not available. Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The process of foreclosure has been initiated, the file was referred to an attorney on xx/xx/2018 and the complaint was filed on xx/xx/2018. As per the notice of trustees sale located at xx pg#63, the sale has been scheduled on xx/xx/2018 at 10:00 AM, first .  As per the comments dated xx/xx/2018 the sale has been scheduled on xx/xx/2018. As per the comment dated xx/xx/2019, the sale has been postponed to 5/xx/219. However, the foreclosure was put on hold due to the borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. No further details have been found regarding the foreclosure.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. The chapter 13 plan was filed on xx/xx/2019, as per plan the debtor supposes to pay the trustee the amount of $xxx7 months and $xxxremaining the 53 months. The POC was filed on xx/xx/2019 the amount of POC is xx and the arrearage amount is xx.	This Step modification agreement was signed between the borrower xx. The Unpaid Principal Balance is xx with interest rate 2.00% which steps up in 3 steps ending at 3.500%. The borrower promises to pay the monthly P&I of $xxxnning from xx/xx/2016. The maturity is xx/xx/2056. The interest bearing amount is xx and deferred balance in the amount of xx. There is no provision for the balloon payment.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD along with Estimated HUD and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 / application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx originated on xx.00 which is in the favor of xx. The chain of assignment is complete. Last assignment was from xx.There are no active liens and judgments against the borrower and the property.
The first and second installment xx taxes of 2018 have been paid in the amount of $xxx prior year delinquent taxes have been found.	The review of payment history as of xx/xx/2019 shows that the borrower is delinquent for 13 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx55 which was applied to xx/xx/2018. The UPB in the payment history is reflected in the amount of xx. The current P&I is $xxx and the current PITI is $xxx55.	Collections Comments:The collection comments review states that the loan is in bankruptcy.The review of payment history as of xx/xx/2019 shows that the borrower is delinquent for 13 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx55 which was applied to xx/xx/2018. The UPB in the payment history is reflected in the amount of xx. The current P&I is $xxx and the current PITI is $xxx55.
As per comments dated xx/xx/2019, the property has been owner occupied.
The loan has been modified once since origination.
The foreclosure was initiated and that was put on hold due to filed bankruptcy ; the current bankruptcy status is plan confirmed.
The current property condition and the borrower's intention is unable to be determined.
Foreclosure Comments:The collection comments review states that the foreclosure was initiated and as per document located at "xx" the file was referred to an attorney on xx/xx/2017 and the complaint was filed on xx/xx/2017.
As per document located at "xx" the sale was scheduled on xx/xx/2017 and the notice of sale is located at "xx
Bankruptcy Comments:Borrower xx filed Chapter-13 bankruptcy Case#xx on xx/xx/2017. The POC was filed on xx/xx/2017 with the secured claim amount of xx and the arrearage amount of xx. The order confirming chapter 13 plan dated xx/xx/2017 was confirmed on xx/xx/2017, as per which the debtor sxxpay of $xxxery month for total arrearage amount of $xxx00. The schedule D of xxx does not show any unsecured amount.

Loan modification agreement was made between Borrower xx. As per modified terms the borrower promises to pay modified principal balance of xx with the interest rate of 4.500% and the pay P&I in the amount of $xxx beginning from xx/xx/2014 and the new maturity date is xx/xx/2054.	Affiliated Business Disclosure Good Faith Estimate Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The Compliance Ease risk indication is Moderate as this loan has failed,
1)TILA Finance Charge Test: The loan data is xx, Comparison data is xx and the Variance is -$xxx00.
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx)TILA Foreclosure Rescission Finance Charge Test: The loan data is xx, Comparison data is  xx and the Variance is -$xxx00.
This loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxTILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test.
Closed-end The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* ComplianceEase TILA Test Failed (Lvl 2)     "Compliance:
The loan is failed for:
1)TILA Finance Charge Test: The loan data is xx, Comparison data is $xxxd the Variance is -$xxx.00.
2)TILA Foreclosure Rescission Finance Charge Test: The loan data is xx, Comparison data is $xxxd the Variance is -$xxx.00.
3)TILA APR Test: The loan data is 4.508%, Comparison data is 4.555% and the Variance is -0 .047%."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan files."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Colorado State. The following required state disclosures are missing from the loan file.
1.Cash-Out Refinance Disclosure
2.Property Insurance Disclosure
3.Colorado Notice to Cosigner
4.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is one municipal lien open against the subject property in the amount of $xxxby xx
Annual xx taxes for the year of 2018 have been paid in the amount of $xxxlinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2015 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxxh was applied to due date of xx/xx/2018 and the next due date is xx/xx/2018. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in active bankruptcy. According to the xxx report, the debtor xx had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2018. The POC amount is xx and total arrearage amount is $xxxw of the payment history available from xx/xx/2015 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxxh was applied to due date of xx/xx/2018 and the next due date is xx/xx/2018. Current UPB reflects in the provided payment history is in the amount of xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the debtor xx had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2018. The POC amount is xx and total arrearage amount is $xxx	Loan Modification agreement was made between borrower and lender on effective date of xx/xx/2017.
The borrower had given promise to pay the UPB of xx with interest rate of 3.500% with P&I of $xxx fixed amortized type and it was beginning from first payment date on xx/xx/2017 and ends with the maturity date of xx/xx/2057.
The borrower had also given the promise to pay the deferred balance in the amount of xx and the maturity date is xx/xx/2057. The UPB that has been amortized is xx as an interest bearing amount.
Affiliated Business Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase risk indicator is “Moderate” due to TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test and Late Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Late Fees Test: FAIL Loan Data Comparison Data 6.000% 5.000%  Variance +1.000%"
								* ComplianceEase TILA Test Failed (Lvl 2) "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance $xxx Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxxequired Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019 the subject xx was originated on xx.
The chain of the assignment has been completed. The latest assignment is fromxx
No active liens and judgments have been found

Annual xx taxes for the year 2019 are paid in the amount of $xxxo delinquent taxes have been found.
According to the payment history as of xx/xx/2019, the borrower has been delinquent of 13 months and the next due is xx/xx/2018. The last payment was received on xx/xx/2019 and P&I in the amount of $xxx which was applied on xx/xx/2018 with interest rate 5.000 % and PITI in the amount of $xxx10. The current UPB is xx. The borrower has made the last payment as per the bankruptcy amended chapter 11 plan was filed xx/xx/2017	Collections Comments:As per the servicing comments, the loan is in bankruptcy.
Borrower xx had filed bankruptcy under chapter 11 with case#xx on xx/xx/2010 and the plan were confirmed on xx/xx/2010. POC was filed by xx,xxxOn xx/xx/2010, in the secured claim amount xx and an arrearage in the amount of $xxx76
The reason for default is unable to be determined. The borrower has been delinquent of 12 months and the next due is xx/xx/2018. The last payment was received on xx/xx/2019 and P&I in the amount of $xxx which was applied on xx/xx/2018 with interest rate 5.000 % and PITI in the amount of $xxx10.
The loan was not modified since origination.
No details of foreclosure have been found.
The current occupancy of the borrower is owner-occupied.
Update:
No additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower xx had filed bankruptcy under chapter 11 with case#xx on xx/xx/2010. POC was filed by  xx,xxxOn xx/xx/2010, in the secured claim amount xx and an arrearage in the amount of $xxx76.
Schedule D inxxx dated xx/xx/2010 states the amount of claim without deducting the value of collateral is xx and value of collateral that support for this claim was xx. The amended chapter 11 plan dated xx/xx/2017 (Doc#2174) states the claims sxxbe deemed to be fully secured without respect to the value of the underlying collateral which will be paid over 25 years period. The interest rate sxxbe modified to 5.0%. All other terms of the subject loan sxxremain unchanged. The plan was confirmed on xx/xx/2017. However, comment dated xx/xx/2019 located on  reflects evidence of bankruptcy Cram down modification. As per the payment history, current UPB reflects in the amount of xx.  Motion for Relief was filed on xx/xx/2019. No evidence of cram down has been found in bankruptcy document.
Not Applicable	Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xxe State. The following required state disclosures are missing from the loan file.
1.Placement of Insurance Disclosure
2.Availability of Title Insurance
3.TN Consent to Disclosure of Insurance Information
4.Choice of Agent/insurer
								5.Insurance Solicitation/Post Commitment"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the subject xx was originated on xx. The chain of assignment has been completed. Currently, the xx assignment is with xx. No active judgments and liens reflected the updated title report.
2019 Combined Annual Taxes have been paid in the amount of $xxxxx/xx/2018 and second Installment is due for xx/xx/2020 in the amount of $xxx prior years delinquent taxes found.
Borrower Name information:
xx
The payment history as of xx/xx/2019 shows that the borrower is delinquent from 15 months and next payment due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for the due date on xx/xx/2018.The current P&I is $xxx and Interest Rate is 5.000%. The current UPB is in the amount of xx.	Collections Comments:The loan is currently in the Bankruptcy and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for the due date of xx/xx/2018. The current unpaid principal balance is xx. The current interest rate is 5.000 % and P&I is $xxx. Property occupancy information not reflected on the available 24 months servicing comments. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Borrower xx had filed bankruptcy under chapter 11 with the case#xx on xx/xx/2010 and the plan was confirmed on xx/xx/2010. No evidences have been found regarding the foreclosure proceedings on the subject property in the latest 24 months servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower xx had filed bankruptcy under chapter 11 with the case#xx on xx/xx/2010 and the plan was confirmed on xx/xx/2010. POC was filed by xx xx,xxxOn 04/xx/210, in the secured claim amount xx and an arrearage in the amount of $xxx. The amended plan dated xx/xx/2017 stated the interest rate would be 5% and the principal balance would be xx. The loan balances of each loan, as of the Effective Date of the plan, will be extended and amortized over a 25-year period. And all other terms of the subject loan sxxremain unchanged. Schedule D in xxx dated 02/xx/210 states, the amount of claim without deducting value of collateral was 95.100.00 and value of collateral that support for this claim was xx. However, unsecured portion remained as $xxxent dated xx/xx/2019 located on xx states, evidence of bankruptcy Cram down modification. Hence we are unable to determine the actual cram down amount. Bankruptcy is still open and date of last filing was xx/xx/2019. Motion for Relief (xxx) filed on xx/xx/2019.	Not Applicable	Origination Appraisal	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "2nd Page of Appraisal is missing from loan file available information has been taken from below Location;
(xx)"
								* Missing Required Disclosures (Lvl 2) "List of Service provider is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.
Chain of assignment has been completed. Currently, the xx is with FNMA which was recorded on xx/xx/2014.
No active judgments and liens have been found.
1st and 2nd installment taxes for the year of 2018 have been due in the amount of $xxx prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for 17 months and the next payment is due for xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2018. The UPB is xx. The current P&I is $xxx and PITI is $xxx.	Collections Comments:
The loan is currently in bankruptcy and the next payment is due for xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2018.
The borrower filed BK chapter 11 on xx/xx/2011 with Case# xx. The subject property is listed in the Schedule F for general unsecured non priority claim. As per the chapter 11 plan the general unsecured claim are classified in Class V.
These claims remain unsecured and is not sure about the payment of these claim. Unable to determine whether it is crammed down.
No evidence of foreclosure proceedings have been found. The RFD is unable to be determined. No repairs and damages have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower filed BK chapter 11 on xx/xx/2011 with Case# xx. The subject property is listed in the Schedule F for general unsecured non priority claim. As per the chapter 11 plan the general unsecured claim are classified in Class V.
These claims remain unsecured and is not sure about the payment of these claim. Unable to determine whether it is crammed down.
Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file,

1.Equal Credit Availability Notice
2.Insurance Tying Disclosure
3.Non-Deposit Insurance Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, with xx
The chain of assignment has been completed. Currently, the xx is with xx
No active judgments/liens have been found against the borrower/subject property.
1st installments of xx taxes for 2019 have been paid on xx/xx/2019 in the amount of $xxxd installments of xx taxes for 2019 are due on xx/xx/2019 in the amount of $xxx prior year delinquent taxes have been found.
Review of latest payment history as of xx/xx/2019 shows that the loan is in delinquency for 7 months. The last payment was received on xx/xx/2019 total in the amount of $xxx58 with interest rate of 5.250% and P&I in the amount of $xxx28 for the due date of xx/xx/2019. The next due date is xx/xx/2019. The latest payment history reflects the UPB in the amount of xx.	Collections Comments:The loan is in delinquency for 7 months. The last payment was received on xx/xx/2019 total in the amount of $xxx58 with interest rate of 5.250% and P&I in the amount of $xxx28 for the due date of xx/xx/2019. The next due date is xx/xx/2019. The latest payment history reflects the UPB in the amount of xx.
The loan has been modified once since origination. The loan was modified with an effective date of xx/xx/2011 and according to the mod the new principal balance is xx with a fixed amortization and new interest rate is 5.250%. The borrower had given promise to pay P&I in the amount of $xxx28 which had begun from xx/xx/2011 and ends with the maturity date of xx/xx/2051.
As per xxx Report, the borrower "xx" had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2016.The plan was confirmed on xx/xx/2016.The POC was filed on xx/xx/2016 with the claim amount of xx and the arrearage amount in the amount of xx. As per amended plan dated xx/xx/2016 the arrears xx would be cure through the plan.

As per available documents and servicing comments foreclosure was initiated in the loan. the file was referred to attorney on xx/xx/2015 and complaint was filed on xx/xx/2016. But the foreclosure was put on hold due to the bankruptcy filed by debtor on xx/xx/2016. No further details have been found regarding foreclosure. The loan is in active bankruptcy.

Foreclosure Comments:As per available documents and servicing comments foreclosure was initiated in the loan. the file was referred to attorney on xx/xx/2015 and complaint was filed on xx/xx/2016. But the foreclosure was put on hold due to the bankruptcy filed by debtor on xx/xx/2016. No further details have been found regarding foreclosure. The loan is in active bankruptcy.
Bankruptcy Comments:While QC, xxx reflects the error hence documents are reviewed which are available at BOX.
As per xxx Report, the borrower "xxhad filed bankruptcy under chapter-13 with the case# xx on xx/xx/2016.The plan was confirmed on xx/xx/2016.The POC was filed on xx/xx/2016 with the claim amount of xx and the arrearage amount in the amount of xx. As per amended plan dated xx/xx/2016 the arrears xx would be cure through the plan.
The loan has been modified once since origination. The loan was modified with an effective date of xx/xx/2011 and according to the mod the new principal balance is xx with a fixed amortization and new interest rate is 5.250%. The borrower had given promise to pay P&I in the amount of $xxx28 which had begun from xx/xx/2011 and ends with the maturity date of xx/xx/2051.	Affiliated Business Disclosure Missing Required State Disclosures Right of Rescission	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Washington State and the required disclosures are missing from the loan file.
xx Loan Servicing Disclosure
Choice of Insurance Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of Rescission is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per final HUD-1 settlement date is xx/xx/2003 which is after the note date xx/xx/2003."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Per the Updated Title Report dated xx/xx/2019, the subject property is showing in 1st xx position.  Original lender of record isxx
There is a Lis Pendens recorded xx/xx/2013 with the xx.  The description shows it may or not be active; no amount entered and it may or may not affect the subject property.  The defendant's own approximately 130 properties.  The File Number is xx.
There are 3 Civil Judgments of record as follows:
- Civil Judgment with the  xx. in the amount of xx recorded xx/xx/2010.
- Civil Judgment with xxin the amount of $xxxorded xx/xx/2010.
- Civil Judgment with  xx in the amount of $xxxorded xx/xx/2015.
The Annual Tax Amount is $xxxThe 2018 Combined Annual Taxes were paid on xx/xx/2019 in the amount of $xxxThe 2019 Combined Annual Taxes are due by xx/xx/2020 in the amount of $xx.	Review of the payment history as of xx/xx/2019 reflects the loan is currently 13 months delinquent and due for the xx/xx/2018 payment. The last payment was applied from suspense funds in the amount of $xxx on xx/xx/2019 to the June 2018 payment. The current UPB per the payment history reflects xx.	Collections Comments:Review of the payment history as of xx/xx/2019 reflects the loan is currently 13 months delinquent and due for the xx/xx/2018 payment. The last payment was applied from suspense funds in the amount of $xxx on xx/xx/2019 to the June 2018 payment. The current UPB per the payment history reflects xx. One of the payment histories provided that is dated xx/xx/2019 (pdf), reflects the rate is 5%, P&I $xxx, and PITI $xxx.
Per the servicing comments, the loan was modified through a Bankruptcy Cramdown.  The terms were not provided in the comments.
Written 3rd party authorization received per comment dated xx/xx/2019 for the borrower’s wifexx; authorized by the borrower, xx
..  The Bankruptcy was reopened on xx/xx/2013 and was terminated on xx/xx/2017.  xxx shows Discharge was Not Applicable.  The borrowers have approximately 130 properties.  The Chapter 11 Plan of Reorganization filed xx/xx/2011 lists the subject property under section R. Class XVIII - IBM and states IBM sxxbe treated as partially secured in an amount equal to the value of the collateral.  xx sxxretain its lien with the priority thereof until its allowed secured claim is paid in full.  The debtors sxxmake monthly payments to IBM with interest at the rate of 4% amortized over a period of 30 years.  The debtors estimate this claim to be $xxxonthly payments sxxbe in the amount of $xxx beginning on the 15th day of the first full month following the effective date.  The balance of IBM's claim sxxbe treated as a general unsecured claim in Class XXVII.  IBM filed proof of claim #81 in the amount of xx.  The servicing comments reflect an Agreed Order Default was sent to our attorney on xx/xx/2019.  Comment dated xx/xx/2019 reflects to close the BK and proceed with FCL however pending a full BK pay history before removing from BK to ensure correct booking.  As of the latest comments provided, through xx/xx/2019, the servicer was still accepting payments and the comments are still showing in the Bankruptcy department.
A xxx was filed by xx xxx on one of the borrowers other properties on xx/xx/2017.

There is no indication of any property damages in the servicing comments provided.  The property is occupied by a renter.

Foreclosure Comments:Servicing comments provided reflect the borrowers Bankruptcy was Terminated on xx/xx/2019.  On xx/xx/2019, the comments reflect to close the BK and proceed with FCL however pending a full BK pay history before removing from BK to ensure correct booking.  As of the latest comments provided, through xx/xx/2019, the servicer was still accepting payments and the comments are still showing in the Bankruptcy department.  The Updated Title Report reflects a Foreclosure xx was filed on xx/xx/2019; File Number 19 SP 000091.
Bankruptcy Comments:Chapter 11 Bankruptcy case# xx was filed by xxon xx/xx/2010.  The Bankruptcy was reopened on xx/xx/2013 and was terminated on xx/xx/2017.  xxx shows Discharge was Not Applicable.  The borrowers have approximately 130 properties.  The Chapter 11 Plan of Reorganization filed xx/xx/2011 lists the subject property under section R. Class XVIII - IBM and states xxx sxxbe treated as partially secured in an amount equal to the value of the collateral.  IBM sxxretain its lien with the priority thereof until its allowed secured claim is paid in full.  The debtors sxxmake monthly payments to IBM with interest at the rate of 4% amortized over a period of 30 years.  The debtors estimate this claim to be $xxxonthly payments sxxbe in the amount of $xxx beginning on the 15th day of the first full month following the effective date.  The balance of IBM's claim sxxbe treated as a general unsecured claim in Class XXVII.  IBM filed proof of claim #81 in the amount of xx. The arrearage are in the amount of $xxx56. The UPB as per POC is in the amount of xx. The servicing comments reflect an Agreed Order Default was sent to our attorney on xx/xx/2019.  Comment dated xx/xx/2019 reflects to close the BK and proceed with FCL however pending a full BK pay history before removing from BK to ensure correct booking.  As of the latest comments provided, through xx/xx/2019, the servicer was still accepting payments and the comments are still showing in the Bankruptcy department.
A xxx was filed by xx on one of the borrowers other properties on xx/xx/2017.
The collection comments does reflect that there is a Cram Down modification. However, as per POC and confirmed plan, it doesn't seems that there is any actual reduction in the principal balance. It is only reduction in the interest rate.	Not Applicable	Affiliated Business Disclosure	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The Final HUD for the subject property is not executed by the borrower."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Required Affiliated Business Disclosure is missing from the file."
								* TIL not hand dated (Lvl 2) "The Final TIL is not hand dated."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There are multiple civil judgments against borrower which is in the amount of xx.
Annual xx taxes for the year of 2019-2020 have been paid in the amount of $xxxnnual utility charges of 2018 are delinquent in the amount of $xxxh the good though date xx/xx/2019.
Review of the payment history available from xx/xx/2018 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxx11 which was applied to due date of xx/xx/2018 and the next due date is xx/xx/2018. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in bankruptcy. According to the xxx report, the debtor xx had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $xxx for 60 months. The POC was filed on xx/xx/2018. The POC amount is xx and total arrearage amount is xx.
Available servicing comment and documents in file reveal that loan is in foreclosure since 2017. Foreclosure was referred to dated xx/xx/2017. Foreclosure complaint was filed on xx/xx/2018 with case #xx nd the lis pendens was filed on same day. Foreclosure was put on hold due to subject borrower had filed the bankruptcy.
Review of the payment history available from xx/xx/2018 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxx11 which was applied to due date of xx/xx/2018 and the next due date is xx/xx/2018. Current UPB reflects in the provided payment history is in the amount of xx.
xx

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2017. Foreclosure was referred to dated xx/xx/2017. Foreclosure complaint was filed on xx/xx/2018 with case xx and the lis pendens was filed on same day. Foreclosure was put on hold due to subject borrower had filed the bankruptcy.
Bankruptcy Comments:According to the xxx report, the debtor xx had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $xxx for 60 months. The POC was filed on xx/xx/2018. The POC amount is xx and total arrearage amount is xx.	Loan Modification agreement was made between borrower and lender on effective date of xx/xx/2015.
The borrower had given promise to pay the UPB of xx with interest rate of 3.875 % with P&I of $xxx11 with fixed amortized type and it was beginning from first payment date on xx/xx/2016 and ends with the maturity date of xx/xx/2055.
Affiliated Business Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase risk indicator is “Moderate” due to TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data  xx Comparison Data xx Variance -$xxx
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx"
* DTI > 60% (Lvl 2)     "As per application, borrower monthly income is $xxx86 and his monthly expenses are $xxx99. Hence, DTI is 65.854%."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2019, the subject xx was originated on xx.xxC.  As per latest updated title report chain of assignment is complete and current assignee is xx.  Subject xx is in first lien position.  There are seven junior liens open against the borrower.
Annual tax amount is $xxxo delinquent taxes found.
Junior Liens:

1)It is judgment lien of xx in the amount of $xxxt is municipal tax lien of xx City in the amount of $xxxt is judgment lien of xx in the amount of xx.
4) It is judgment lien of xx in the amount of xx.
5) It is judgment lien ofxx in the amount of xx.
6) It is municipal lien of xx in the amount of $xxxt is municipal lien of xx in the amount of $xxx	The payment history as of xx/xx/2019 reflects the borrower is currently 8 months delinquent and next due for the xx/xx/2019 payment. The last funds were received on xx/xx/2019 and was applied to the xx/xx/2019 payment. The current P&I is $xxx interest of 4.00% and PITI is $xxxnpaid principal balance per the payment history is reflected in the amount of xx.	Collections Comments:The loan is currently in Bankruptcy. The payment history as of xx/xx/2019 reflects the borrower is currently 8 months delinquent and next due for the xx/xx/2019 payment. The last funds were received on xx/xx/2019 and was applied to the xx/xx/2019 payment. The current P&I is $xxx interest of 4.00% and PITI is $xxxnpaid principal balance per the payment history is reflected in the amount of xx.
The loan was modified on xx/xx/2013 with a new principal balance of xx of which xx is deferred and xx is the interest bearing amount at which will be repaid at a fixed rate of 4% and a P&I payment in the amount of $xxxnning xx/xx/2013 until the maturity date of xx/xx/2053.
No evidences found regarding foreclosure in the servicing comments.
xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017 and the plan was confirmed on xx/xx/2019.  The POC was filed by xxx xx Association on xx/xx/2017 with a secured claim amount xx and an arrearages in the amount of $xxxule D in xxx dated xx/xx/2019 reflects the amount of claim without deducting value of collateral was xx and value of collateral was xx leaving an unsecured portion of xx.  A Motion for Relief was filed on xx/xx/2019 and a Stipulation Order was entered on xx/xx/2019.  The Stipulation reflects that xx may file a supplemental claim in the amount of $xxxprising post-xx monthly xx payments which came due xx/xx/2018 through xx/xx/2019 at $xxx minus the unapplied funds in the amount of $xxx attorneys' fees of $xxxfiling fee of $xxxmotion.  Beginning with the monthly xx payment which comes due xx/xx/2019, debtor sxxresume making regular payments directly to xx Creditor when due.  Until further notice, the monthly payment is $xxxailment in income and unemployment are the reasons for default.
No information found regarding litigation.
No evidence found regarding occupancy of property.
No damages or repairs found in available servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017 and the plan was confirmed on xx/xx/2019. The POC was filed by xxx xx Association on xx/xx/2017 with a secured claim amount xx and an arrearages in the amount of $xxxule D in xxx dated xx/xx/2019 reflects the amount of claim without deducting value of collateral was xx and value of collateral was xx leaving an unsecured portion of xx. A Motion for Relief was filed on xx/xx/2019 and a Stipulation Order was entered on xx/xx/2019. The Stipulation reflects that xxmay file a supplemental claim in the amount of $xxxprising post-xx monthly xx payments which came due xx/xx/2018 through xx/xx/2019 at $xxx minus the unapplied funds in the amount of $xxx attorneys' fees of $xxxfiling fee of $xxxmotion. Beginning with the monthly xx payment which comes due xx/xx/2019, debtor sxxresume making regular payments directly to xx Creditor when due. Until further notice, the monthly payment is $xxx	The loan was modified on xx/xx/2013 with a new principal balance of xx of which xx is deferred and xx is the interest bearing amount at which will be repaid at a fixed rate of 4% and a P&I payment in the amount of $xxxnning xx/xx/2013 until the maturity date of xx/xx/2053.	Affiliated Business Disclosure Missing Dicsloures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "The List of Service Providers is missing from the file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Required Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2019 the subject xx was originated on xx.xx and recorded xx/xx/2006.
The chain of assignment has not been completed, currently the assignment is with xx
Updated title shows there are 5 credit card judgments, 2 HOA liens.
The credit card judgment was recorded on xx/xx/2011 for the amount of $xxxe favor of xx
The second credit card judgment was recorded on xx/xx/2012 for the amount of $xxxe favor of xx
The third credit card judgment was recorded on xx/xx/2012 for the amount of $xxxe favor of xx
The fourth credit card judgment was recorded on xx/xx/2015 for the amount of $xxxe favor of Ex
The fifth was recorded on xx/xx/2014 for the amount of $xxxe favor xx
The HOA lien was recorded on xx/xx/2016 for the amount of $xxxe favor of xx
The second HOA lien was recorded on xx/xx/2018 for the amount of $xxxe favor of xx
The notice of HOA foreclosure was recorded on xx/xx/2019 against the subject property.
xx taxes for the year 2018 are paid in the amount of $xxxrior delinquency has been found.
According to the payment history as of dated xx/xx/2019 the borrower has been delinquent for 12 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2018 for the amount of $xxxnthly P&I is in the amount of $xxx an interest rate of 4.250%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The current status of the loan is in active bankruptcy. The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. The current bankruptcy status is xx filed.
No comments have been found regarding the foreclosure.
The reason for default is curtailment of income.
The loan has been modified since the origination. The modification agreement was made between the lender xx of xx, the new principal balance as per mod is xx. The first payment was due on xx/xx/2013 and the maturity date is xx/xx/2052. The modified P&I is in the amount of $xxx an interest rate of 4.250%. The amount of xx is the deferred principal balance and xx is the interest bearing amount. The modification does not contain balloon payment.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. The current bankruptcy status is xx filed. The POC was filed on xx/xx/2019 the amount of POC is xx and tne arrearage amount is $xxxapter 13 plan was filed on xx/xx/2019 as per plan the debtor supposes to pay the trustee the amount of $xxxhly. The	The modification agreement was made between the lender xx, the new principal balance as per mod is xx. The first payment was due on xx/xx/2013 and the maturity date is xx/xx/2052. The modified P&I is in the amount of $xxx an interest rate of 4.250%. The amount of xx is the deferred principal balance and xx is the interest bearing amount. The modification does not contain balloon payment.	Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA APR Test: FAIL Loan Data 0.000% Comparison Data 6.593% Variance -6.593%
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL Loan Data 0.000% Comparison Data 6.593% Variance -6.593%
This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.593%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL missing"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing form the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer document is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx, the subject xx was originated on xx. (FN) which was recorded on xx/xx/2007.
The xx of assignment has not been completed. The last assignment was done from xx to xx D/xx/A xx which was recorded on xx. The last assignment should be with xx.
There an active xx prior to the subject xx which was originated on xx.00 which was receded on xx/xx/xx95.
There is an active xx against the borrower xx; which is not a subject borrower. All current year delinquent taxes have been paid. No prior year delinquent taxes have been found.	According to the payment history as of xx, the borrower is delinquent for 6 months and the next due date is xx. The last payment was made on xx in the amount of $xxxch was applied for the due date of xx. The xx reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is active in foreclosure. According to the payment history as of xx, the borrower is delinquent for 6 months and the next due date is xx. The last payment was made on xx in the amount of $xxxch was applied for the due date of xx. The xx reflected as per the payment history is in the amount of xx. As per the collection comment dated xx/xx/2016, the complaint was filed on xx/xx/2016 under case#xx. As per the document located at xx, the amended complaint for foreclosure action has been filed on xx/xx/2016 under same case#. The “Order of referral to foreclosure settlement program located at xx which was granted on xx/xx/2016. However, the foreclosure has been put on hold as xx (borrower/Debtor) had filed bankruptcy under chapter 7 with the case#xx on xx/xx/2017. As per the statement of intention (Doc#6) which was filed on xx/xx/2017, the Debtor intends to retain the property without reaffxxtion. The case was discharged and terminated on xx/xx/2017. As per the Notice of xx attached with the updated title (xx Pg#xx), xx filed foreclosure complaint on xx with the case#xx0. unable to determine the current condition and occupancy of the subject property.
Foreclosure Comments:As per the collection comment dated xx/xx/2016, the complaint was filed on xx/xx/2016 under case#xx.  As per the document located at xx, the amended complaint for foreclosure action has been filed on xx/xx/2016 under same case#. The “Order of referral to foreclosure settlement program located at xx which was granted on xx/xx/2016. However, the foreclosure has been put on hold as xx(borrower/Debtor) had filed bankruptcy under chapter 7 with the case#xx on xx/xx/2017. The case was discharged and terminated on xx/xx/2017. As per the Notice of xx attached with the updated title (xx Pg#xx), xx filed foreclosure complaint on xx with the case#xx0.
bankruptcy Comments:xx (borrower/Debtor) had filed bankruptcy under chapter 7 with the case#xx on xx/xx/2017. As per the statement of intention (Doc#xx) which was filed on xx/xx/2017, the Debtor intends to retain the property without reaffxxtion. The case was discharged and terminated on xx/xx/2017.	The loan has been modified thxx since origination. The third modification was made on xx/xx/2017 located at “xx”. According to the modified terms, the new principal xx is xx. The borrower promises to pay $xxxh the rate of interest 3.5% beginning from xx/xx/2017 till the maturity xx/xx/2057.	Affiliated Business Disclosure Notice of servicing traxxer	2: Acceptable with Warnings	* Notice of servicing traxxer missing or unexecuted (Lvl 2) "As per the loan file documents the servicing traxxer document is missing."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "As per the loan file documents the affiliated Business disclosure is missing."
								* Settlement date is different from note date (Lvl 2) "The loan was originated on xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx, shows that the subject xx was originated on xx. which was recorded on xx/xx/2004.
The xx of the assignment has been completed. The latest assignment is with xx which was recorded on xx/xx/2012.
There is a junior xx in the favor of xx xx in the amount of xx which was recorded on xx/xx/2005.
No active judgments or liens have been found.
xxual installment of xx jurisdiction tax of 20xx has been paid in the amount of $xxxxx.
xxual installment of xx jurisdiction tax of 20xx is due in the amount of $xxxxx.
No prior year delinquent taxes have been found.	According to the review of payment history as of xx, the borrower has been delinquent for 8 months. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of $xxxin the amount of $xxxe xx reflected in the amount of xx.
Collections Comments:As per the review of the comments, the loan is in the bankruptcy and the borrower has been delinquent for 8 months. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of $xxxin the amount of $xxxe xx reflected in the amount of xx.
The reason for default is unable to be determined from the latest collection comments.
The loan modification agreement was made between (borrower)xx  and (xx) xx. on xx/xx/2015.
No comments have been found regarding the foreclosure proceedings on the subject property in the latest servicing comments.
The servicing comment dated xx shows that the subject property has been occupied xx the owner. The latest xx is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update:
As per servicing comment dated xx/xx/2024, the bankruptcy was discharged on xx/xx/2024.

Foreclosure Comments:Not Applicable
bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case # xx on xx/xx/2016 and the plan was confirmed on xx/xx/2016. As per the chapter 13 plan, the Debtor sxxpay to the trustee the sum of $xxxper month of xx months. The bankruptcy was filed on xx/xx/2016 with the secured claim amount of xx and the arrearage is in the amount of xx. The date of the last filing is xx.	This loan modification agreement was made between (borrower)xx and (xx) xx. on xx/xx/2015.
The borrower promises to pay the new xx in the amount of xx with an xxual fixed modified interest rate of 4.625% and new P&I is in the amount of $xxxinning from xx/xx/2015. The maturity is xx/xx/2055. There is no provision for the xxalloon payment. Previously, the loan has been modified on xx/xx/2012.	Affiliated Business Disclosure xx Escrow Acct Disclosure Missing Required State Disclosures Notice of servicing traxxer	2: Acceptable with Warnings	* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "xx Escrow Account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file.
1. Waiver of borrowers Rightsand Closing Attorney Affidavit (not required xx law but provided as a matter of custom).
2. Disclosure of Additional Fees."
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "Notice of  servicing traxxer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
The review of the updated title report dated xx shows that the subject xx was originated on xx.00, in favor of xx as nominee for xx
The xx of assignment has been completed.
There is junior xx against the property which was originated on xx.00, in favor of xx as nominee for xx
No active mortgages, liens, and judgments have been found.
No prior year delinquent taxes have been found.
As per the review of payment history as of xx, the borrower is delinquent with a loan for 25 months and the next due date for payment is xx/xx/2017. The last payment was received on xx in the amount of $xxxch was applied for due date xx/xx/2017. The current P&I is in the amount of $xxx the current xx is in the amount of $xxxh an interest rate of 6.750%. The current xx reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per the payment history as of xx, the borrower is delinquent with a loan for 25 months and the next due date for payment is xx/xx/2017. The last payment was received on xx in the amount of $xxxch was applied for due date xx/xx/2017. The current P&I is in the amount of $xxx and the current xx is in the amount of $xxxh an interest rate of 6.750%. The current xx reflected as per the payment history is in the amount of xx.
No modification, forbearance details are available in recent collections comments. The reason for default is unemployment and decreased income. The subject property has been occupied xx the owner. The borrower's intention is to keep the property.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Update:
As per servicing comment dated xx/xx/2024, borrower is on forbearance plan.
As per servicing comment dated xx/xx/2024, the co-borrower deceased.
As per servicing comment dated xx/xx/2024, the subject property has been occupied xx owner.
As per servicing comment dated xx/xx/2024, the bankruptcy was discharged on xx/xx/2022.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2017. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2017. No further details have been found.

		bankruptcy Comments:According to the xx, the borrower xx F xx had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2017. The bankruptcy was filed on xx/xx/2017, the bankruptcy amount is xx and the arrearage amount is xx. The plan was confirmed on xx/xx/2017. The Debtor sxxpay the trustee $xxxfor 60 months under Chapter 13. The Date of the last filing is xx.	Not Applicable		1: Acceptable					Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
The review of the updated title report dated xx shows that the subject xx was originated on xx.xx, with xx.
The xx of assignment is not complete.  The latest assignment is to xx recorded xx/xx/2013.  Missing assignment to xx.
There is a 2nd xx of record originated withxx in the amount of $xxx xx/xx/2005 and recorded xx/xx/2005.
Active judgments are as follows:
There is one xx against xx in favor ofxx. recorded on xx/xx/2016 in the amount of xx.
The xxual Tax Amount is $xxx	The payment history as of xx reflects the loan is currently 3 months delinquent and due for the xx payment. The last payment was received on xx and was applied to the xx payment. xx payments were applied on xx.xxThe P&I is in the amount of $xxx the amount of $xxxcurrent xx reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. The payment history as of xx reflects the loan is currently 3 months delinquent and due for the xx payment. The last payment was received on xx and was applied to the xx payment. xx payments were applied on xx.xxThe P&I is in the amount of $xxx the amount of $xxx current xx reflected as per the payment history is in the amount of xx.
The loan was modified on xx/xx/2017 between the borrower xx andxx, a division of xx.  The new modified principal xx as per modification is in the amount of xx of which $xxxeferred and xx is the interest bearing amount with a fixed interest rate of 3.625% and the borrower promises to pay P&I in the amount of $xxxning from xx/xx/2017. The maturity date as per modification is xx/xx/2057. This loan was modified twice.  The other modification was dated xx/xx/2015.
The reason for default is Unemployment.
There is no comments found regarding foreclosure.
According to the xx, the borrower xx Officer had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2016 and the Plan was confirmed on xx.xxSchedule D of xxx dated xx/xx/2016 shows that the amount of claim for the subject lien is xx with the value of the collateral as xx leaving an unsecured portion of $xxx was filed xx of xxx, xx on xx for the 2nd xx on the subject property and a hearing was held on xx.xxThe Order Conditionxx Granting Relief from the Automatic Stay was granted on xx ordering the borrowers to pay all post-xx arrears totaling $xxxr before xx.
Foreclosure Comments:Not Applicable
bankruptcy Comments:According to the xx, the borrower xx Officer had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2016 and the Plan was confirmed on xx.xxSchedule D of xxx dated xx/xx/2016 shows that the amount of claim for the subject lien is xx with the value of the collateral as xx leaving an unsecured portion of $xxx was filed xx of xxx, xx on xx for the 2nd xx on the subject property and a hearing was held on xx.xxThe Order Conditionxx Granting Relief from the Automatic Stay was granted on xx ordering the borrowers to pay all post-xx arrears totaling $xxxr before xx.	The loan was modified on xx/xx/2017 between the borrower xx andxx, a division of xx. The new modified principal xx as per modification is in the amount of xx of which $xxxeferred and xx is the interest bearing amount with a fixed interest rate of 3.625% and the borrower promises to pay P&I in the amount of $xxxning from xx/xx/2017. The maturity date as per modification is xx/xx/2057. This loan was modified twice. The other modification was dated xx/xx/2015.	xx Escrow Acct Disclosure Missing Dicsloures Notice of servicing traxxer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Risk Indicator is Moderate due to failing the TILA finance charge test and the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL.  Loan Data xx; Comparison Data xx; Variance -$xxxs loan failed the TILA finance charge test.( 12 CFR §1026.xx(d)(1) , traxxerred from 12 CFR §226.xx(d)(1) ) The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated xx more than $xxxoreclosure Rescission Finance Charge Test: FAIL.  Loan Data xx; Comparison Data xx; Variance -$xxxs loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , traxxerred from 12 CFR §226.23(h) ) The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated xx more than $xxxx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The xx Escrow Account Disclosure is missing from the file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Providers is missing from the file."
								* Notice of servicing traxxer missing or unexecuted (Lvl 2) "The Notice of servicing traxxer is missing from the file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
The Review of the updated title report dated xx shows the subject xx was originated on xx.xx with xx as nominee for xx

The xx of assignment is not complete. The last assignment was made on xx/xx/2014 from xx. to xx which was recorded on  xx/xx/2014. However, it should be with the xx.

There is a municipal lien against the subject property in the favor of  xx District for the amount of $xxx was recorded on xx/xx/2017.
xxual Combined taxes for the year 20xx have been due in the amount of $xxxrior delinquent taxes have been found.
According to payment history as of xx, shows that the borrower is delinquent for xx months and the next payment due date is xx. The last payment was received on xx, in the amount of $xxx interest rate 2.000 % which was applied for the due date on xx.xxhe current xx is in the amount of xx.	Collections Comments:As per available servicing comments as of xx, the loan is in active xx, and xx filed bankruptcy under chapter-13 with case# xx on xx.xxhe plan was confirmed on xx.xxs per the order of chapter 13 plan, the Debtor sxxpay to the trustee monthly $xxxmonth for 44 months. The bankruptcy was filed xx the “ xx”(xx) on xx, in the secured claim amount xx and an arrearage in the amount of xx.
The borrower is delinquent for xx months and the next payment due date is xx.  The current xx is in the amount of xx.

The foreclosure previous sale was scheduled for xx. The foreclosure file was put on hold due to the borrower had filed bankruptcy on xx.xxccording to the collection comment dated xx, the foreclosure step sale was scheduled for xx. No further details have been found regarding the foreclosure current status.
unable to determine the reason for default.
According to the collection comment dated xx, the subject property is owner-occupied.  No damage and repairs have been found in the latest servicing comments.
update:
As per the collection Comment xx/xx/2023, xx was discharged xx/xx/2022 and closed xx/xx/2022.
Foreclosure Comments:As per the collection comment dated xx, the foreclosure was initiated in 20xx. The file was referred to an attorney on xx.xxhe foreclosure previous sale was scheduled for xx. The foreclosure file was put on hold due to the borrower had filed bankruptcy on xx.xxccording to the collection comment dated xx, the foreclosure step sale was scheduled for xx. No further details have been found regarding the foreclosure current status.
bankruptcy Comments:As per the xx report, xx, andxx filed bankruptcy under chapter-13 with case# xx on xx.xxhe plan was confirmed on xx.xxs per the order of chapter 13 plan, the Debtor sxxpay to the trustee monthly $xxxmonth for 44 months. The bankruptcy was filed xx the “ xx”(xx) on xx, in the secured claim amount xx and an arrearage in the amount of xx.	This step loan modification agreement was signed between the borrower xx/ xx andxx the servicer xx. on xx/xx/2014. The new principal xx is xx with interest rate 2.000 % which steps up in 4 steps ending at 4.250%. The borrower promises to pay the monthly P&I of $xxxinning from xx/xx/2014 with a maturity date of xx/xx/2053. As per the modification document, the deferred xx is xx and the interest bearing xx is xx.	Affiliated Business Disclosure Missing Required State Disclosures Notice of servicing traxxer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data  xx Comparison Data  xx Variance -$xxx loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated xx more than $xxxoreclosure Rescission Finance Charge Test: FAIL Loan Data  xx Comparison Data  xx Variance -$xxx loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated xx more than $xxxissing Required Disclosures (Lvl 2)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "1.TX Loan Agreement Notice
2.Commitment Requirement/Anti-Tying
3.TILA Disclosures in Spanish
4.Home Equity Consumer Disclosure
5.Home Equity Loan Interest and Fees Preclosing Disclosure
6.Home Equity Loan Copies of Documents
7.Home Equity Loan Rescission Notice
8.Fair Market Value of Homestead Property Acknowledgment
9.Home Equity Loan Notice of Address for borrower Notification of Violation
10.Choice of Insurance Notice
xx.Collateral Protection Insurance Disclosure
12.Non-Deposit Investment Product Disclosure Are there any promotional materials?
13.Insurance Solicitation/Post Commitment Requirement
14.Construction Loan Disclosure"
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     " servicing traxxer document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form document is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
The review of updated title report dated xx shows that the subject xx was originated on xx.xxpdated title shows xxreak in assignment xx and this gap Assignment needed.
Active judgments and liens;
1) Junior xx has been found pending against the borrower xx. xx. xx recorded on xx/xx/2007 in the amount of xx which is in the favor of xx as nominee for xx.
2) xx has been found pending against the borrower xx. xx recorded on xx/xx/2009 in the amount of $xxx is in the favor of xx xx, (xxx), xx
3) xx has been found pending against the borrower xx. xx recorded on xx in the amount of $xxx is in the favor of xx xx.
4) xx has been found pending against the borrower xx recorded on xx/xx/2009 in the amount of $xxxs are not available in the updated title report.
Review of the payment history provided from xx till xx reveals that borrower is delinquent for xx months. The last payment was received in the amount of $xxxx which was applied for the due date of xx. The next due date is xx. Current xx as of date reflects in the provided payment history is in the amount of xx and current interest rate is 3.625%.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx. The last payment was received on xx in the amount of $xxxh was applied for the due date of xx. The current unpaid principal xx is xx. The current as per payment history tape data is 3.625 % and P&I is $xxxparty agent last time called to the borrower on xx to discuss with him what payment method had. No evidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
No evidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
According to comment dated xx, the subject property is Owner occupied. No comment pertaining damage to the subject property has been oberved. No latest xx report has been found in the loan file.

Foreclosure Comments:Not Applicable
bankruptcy Comments:Joint Debtors had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2016 and the plan was confirmed on xx.xxroof of Claim evidences note reflected on the xx report. Schedule D in xxx dated xx/xx/2016 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. Motion for relief filed on xx.xx	Loan was modified twice 1st modification agreement was filed one dated xx/xx/2010 and the latest dated xx/xx/2017. Last modification agreement was made (borrower) xx,xxandxx(Servicer) Loan Servicer for xx on the effective date of xx/xx/2017. The borrower had given promise to pay the xx of xx with interest rate of 3.625 with P&I of $xxx fixed amortized type and it was beginning from xx payment date on xx/xx/2017 and ends with the maturity date of xx/xx/2057.
The borrower had also given the promise to pay the deferred xx in the amount of xx on the maturity date on xx/xx/2057. The xx that has been amortized is xx as an interest bearing amount.
Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is not signed xx borrower. However information has taken from unsigned Application which is located on (xx)"
* Missing Required State Disclosures (Lvl 2)     "below State Disclosures are missing from loan file;
NY Consumer Credit Disclosure / Fair Credit Reporting Notice, Co-Signer Notice Requirements, Default Warning Notice, Commitment Disclosure, Lock-in Disclosure, Expiration of Lock-in or Commitment Period."
								* Settlement date is different from note date (Lvl 2) "Settlement date is after note date of xx/xx/2006."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
According to updated title report dated xx, the subject xx was originated on xx.xx with xx as a nominee for xx
The xx of xx assignment has been completed. Currently, the xx assignment is with xx D/xx/A Mr.xx.

There is a junior xx open against the subject property originated on xx.xx which was held xx as a nominee forxx Home Loans, xx. recorded on xx/xx/2006 with the instrument#xx.  This xx has been recorded prior to the subject xx. but Subordination agreement was recorded between xx

There is an active state tax lien or warrant against xx (borrower) in the amount of $xxxxx Div of Taxation which was recorded on xx.xxThere is xx statement against xx (borrower) recorded on xx/xx/2017 held xx. The judgment amount is not available.

The 3rd installment of xxual taxes has been paid in the amount of $xxxhe year of 20xx
The 4th installment of xxual taxes is due in the amount of $xxxhe year of 20xx
The 1st installment of xxual taxes is due in the amount of $xxxhe year of 2020.
The 2nd installment of xxual taxes is due in the amount of $xxxhe year of 2020.

The review of payment history as of dated xx shows that borrower is delinquent for 22 months. The next payment is due on xx/xx/2017. The last P&I payment was received on xx in the amount of $xxx the interest rate of 2.000% which was applied for the due date of xx/xx/2017. The current unpaid principal xx is in the amount of xx.	Collections Comments:As per servicing collection comments the loan is in active bankruptcy. The review of payment history as of dated xx shows that borrower is delinquent for 22 months. The next payment is due on xx/xx/2017. The last P&I payment was received on xx in the amount of $xxx the interest rate of 2.000% which was applied for the due date of xx/xx/2017. The current unpaid principal xx is in the amount of xx.
Loan modification agreement was made between xx (borrower) and xx (xx) on xx/xx/2015. As per agreement the new principal xx is in the amount of xx. The amount xx has been deferred from new principal xx. The total interest bearing principal is in the amount of xx.The borrower had promised to pay P&I in the amount of $xxx the interest rate of 2.000% which was started on xx/xx/2015. This is a step modification agreement; the interest rate has been started from 2.00% and would be ended on 3.875%. The maturity date of agreement is xx/xx/2055.
As per servicing collection comments the property was in foreclosure since 20xx. The foreclosure was referred to attorney on xx/xx/2017 and the complaint was filed on xx.xxhe judgment was not entered.
As per servicing collection the borrower was contesting the foreclosure. As per comment dated xx, the litigation action filed. The motion to vacant default judgment was entered due to this borrower was contesting the foreclosure. As per comment dated xx the Motion for Sumxx Judgment was filed and contested matter has been resolved. but still the loan is in litigation. The foreclosure was place on hold due to bankruptcy.xxV.   (Debtor) has filed bankruptcy under chapter-13 on xx with the case#xx. The motion for relief was not filed. The date of last filing was xx.

Foreclosure Comments:As per servicing collection comments the property was in foreclosure since 20xx. The foreclosure was referred to attorney on xx/xx/2017 and the complaint was filed on xx.xxhe judgment was not entered.
As per servicing collection the borrower was contesting the foreclosure. As per comment dated xx, the litigation action filed. The motion to vacant default judgment was entered due to this borrower was contesting the foreclosure. As per comment dated xx the Motion for Sumxx Judgment was filed and contested matter has been resolved. but still the loan is in litigation. The foreclosure was place on hold due to bankruptcy.xx.(Debtor) has filed bankruptcy under chapter-13 on xx with the case#xx. The motion for relief was not filed. The date of last filing was xx.
bankruptcy Comments:xx(Debtor) has filed bankruptcy under chapter-13 on xx with the case#xx. The bankruptcy was filed on xx.xxhe claim is in the amount of xx and arrears are in the amount of xx.
As per schedule D in xxx dated xx shows amount of claim without deducting value of collateral is xx and value of collateral that support this claim is xx. However, unsecured portion remained as xx. The modified plan was filed on xx and it was confirmed on xx/xx/2020. As per plan borrower has promised to pay monthly payment in the amount of $xxxestimated arrears amount of xx.  The motion for relief was not filed. The date of last filing was xx.
Loan modification agreement was made betweenxx(borrower) and xx (xx) on xx/xx/2015. As per agreement the new principal xx is in the amount of xx. The amount xx has been deferred from new principal xx. The total interest bearing principal is in the amount of xx.The borrower had promised to pay P&I in the amount of $xxx the interest rate of 2.000% which was started on xx/xx/2015. This is a step modification agreement; the interest rate has been started from 2.00% and would be ended on 3.875%. The maturity date of agreement is xx/xx/2055.	Affiliated Business Disclosure xx Escrow Acct Disclosure Notice of servicing traxxer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease Risk Indicator is "Moderate".
This loan failed the New Jersey xxanker or Correspondent xxanker License prohixxited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Compliance Ease State Regulations Test Failed.
This loan failed the New Jersey xxanker or Correspondent xxanker License prohixxited fees test."
* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx Escrow Account disclosure is missing in the loan file."
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "Notice of service traxxer disclosure is missing in the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated Business disclosure is missing in the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx reflects that the subject xx was originated on xx.00, which was recorded on xx/xx/2007.
The xx of the assignment has not been completed. The latest assignment is with xx which was recorded on xx. However, the missing assignment is to xx.
There is a state tax lien against the borrower xx in the favor of Commonwealth of PA in the amount of $xxxch was recorded on xx.
xxual school taxes for the year of 20xx/2020 have been paid on xx in the amount of $xxxual xx taxes for the year of 20xx have been paid on xx in the amount of $xxxual town taxes for the year of 20xx have been paid on xx in the amount of $xxx prior years delinquent taxes have been found.
According to a review of the payment history as of xx, the borrower is currently delinquent for 8 months and the next due date for the regular payment is xx. The last payment was received on xx in the amount of $xxx07, which was applied for the due date of xx. The xx reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the bankruptcy and the next due for the regular payment is xx. The last payment was received on xx, in the amount of $xxx07 which was applied for xx. The xx reflected in the payment history is in the amount of xx.
unable to determine the reason for the default and intention of the borrower from the available servicing comments.
No loss mitigation activity has been initiated.
unable to determine the occupancy of the subject property. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the review of the documents, the foreclosure has been initiated. The foreclosure file was referred to an attorney on xx. As per the document located at " located " "xx", the foreclosure complaint was filed xx the creditor xx with the foreclosure case#xx on xx; however, the foreclosure file was put on hold as the borrower "xx" had filed bankruptcy under chapter 13 with the case#xx on xx.
bankruptcy Comments:According to the xx report, the borrower “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx. The plan is not confirmed yet. The bankruptcy was filed xx the creditor xx on xx with the bankruptcy amount of xx and the amount of arrearage is xx. As per the proposed chapter 13 plan the Debtor was supposed to pay to the trustee in the amount of $xxx for the period of 60 months for the total amount of xx to the trustee. The motion on converting case from chapter 13 to chapter xx was filed on xx (doc#xx) and the motion was granted on xx. No comment has been found indicating a cram-down. Last time bankruptcy was filed on xx.	The Loan modification agreement was made on xx/xx/2013, between the borrower “xx” and the xx “xx.”. The borrower promises to make a monthly payment of $xxx07 with the rate of interest 4.250%, beginning from xx/xx/2013 till the maturity date of xx/xx/2053. The new principal xx stated in the Modification is in the amount of xx. No, the deferred amount has been found in the modification. Hence, the interest-bearing amount is xx.	Affiliated Business Disclosure	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service provider is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx shows that the subject xx was originated on xx.xx which was recorded on xx/xx/2007.
The xx of the assignment has been completed. Currently, the xx is with xx which was recorded on xx/xx/2014.
The second installment town taxes of 2020 are due in the amount of $xxxhe due date xx. The xx installment town taxes of 2020 have been paid in the amount of $xxxelinquent taxes have been found for the prior year.
The Combined xxual taxes for the year of 20xx have been paid in the amount of $xxxschool xxual taxes for the year of 20xx have been paid in the amount of $xxxdelinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 8 months and next due date for the payment is xx. The last payment was received on xx in the amount of $xxxthe due date of xx. The xx is reflected in the amount of xx till the due date of xx.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter 13 with the case #xx on xx and the plan was confirmed on xx.xxhe Debtor sxxpay $xxx month for the period of 32 months. The proof of claim was filed on xx with the claim amount of xx and the amount of arrearage is xx. xxx, Schedule-D shows the amount of xx as an unsecured portion out of the amount of claim xx and the value of the collateral is xx. Did not see any comments reflecting cram down.
The review of payment history shows that the borrower has been delinquent for 8 months and next due date for the payment is xx. The last payment was received on xx in the amount of $xxxthe due date of xx. The xx is reflected in the amount of xx till the due date of xx.
The loan modification agreement was made on xx/xx/2015 between the borrower  xx andxx. The borrower promises to make a monthly payment of $xxx the interest rate of 4.250% beginning from xx/xx/2016 till the maturity date of xx/xx/2055. The deferred xx amount is $xxxthe interest-bearing amount is xx. The New Principal xx stated in the modification is xx.
A review of the collection comment shows no indication of post-closing foreclosure activity.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine the current property condition. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
bankruptcy Comments:The borrower had filed bankruptcy under chapter 13 with the case #xx on xx and the plan was confirmed on xx.xxhe Debtor sxxpay $xxx month for the period of 32 months. The proof of claim was filed on xx with the claim amount of xx and the amount of arrearage is xx. xxx, Schedule-D shows the amount of xx as an unsecured portion out of the amount of claim xx and the value of the collateral is xx. Did not see any comments reflecting cram down.
The loan modification agreement was made on xx/xx/2015 between the borrower Debtor xx A andxx. The borrower promises to make a monthly payment of $xxx the interest rate of 4.250% beginning from xx/xx/2016 till the maturity date of xx/xx/2055. The deferred xx amount is $xxxthe interest-bearing amount is xx. The New Principal xx stated in the modification is xx.	Affiliated Business Disclosure Missing Dicsloures Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL xx -$xxxe finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated xx more than $xxxissing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Massachusetts state. The following state disclosures are missing from the loan file.
Lead-xxased Paint Disclosure
xx Loan Application Disclosure
Carxxon Monoxide Alarms
MA Smoke Detector Certificate
Notice of the Specific Reason for Denial of Credit
Demonstration and Documentation of Compliance with borrowers Interest Requirement"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx shows that the subject xx was originated on xx.xx, with  xx . The xx of assignment has been completed as the xx is currently with the current assignee xx.

There is one judgment in the name of borrower which was recorded on xx/xx/2008 in favor of xx.
The xxual Combined taxes have been paid in the amount of $xxxrior year delinquent taxes have been found.
Review of latest payment history as of xx shows that the loan is in delinquency for xx months. The last payment was received on xx in the total amount of $xxx interest rate of 4.00% and P&I in the amount of $xxxthe due date of xx. The next due date is xx. The latest payment history reflects the xx in the amount of xx.	Collections Comments:As per comments the loan is active in bankruptcy. The borrower "xx" had filed bankruptcy under Chapter-13 with the case#xx on xx.xxhe bankruptcy was filed xx subject creditor on xx with the claim amount of xx and the arrears in the amount of $xxxan was not confirmed yet. As per plan dated xx the Debtor sxxpay $xxxhly to subject creditor and arrears in the total amount of $xxx monthly payment $xxxecured potion has been found in xxx.

The loan is in delinquency for xx months. The last payment was received on xx in the total amount of $xxx interest rate of 4.00% and P&I in the amount of $xxxthe due date of xx. The next due date is xx. The latest payment history reflects the xx in the amount of xx.
The loan has been modified twice since origination. The loan modification was made between borrower "xx" and servicer “xx”with an effective date of xx and according to the mod the new principal xx is xx with a fixed amortization and new interest rate is 4.00%. The borrower had given promise to pay P&I in the amount of $xxxthe xx payment date was xx and ends with the maturity date of xx/xx/2058.

Foreclosure Comments:Not Applicable
bankruptcy Comments:The borrower "xx" had filed bankruptcy under Chapter-13 with the case#xx on xx.xxhe bankruptcy was filed xx subject creditor on xx with the claim amount of xx and the arrears in the amount of $xxxan was not confirmed yet. As per plan dated xx the Debtor sxxpay $xxxhly to subject creditor and arrears in the total amount of $xxx monthly payment $xxxecured potion has been found in xxx.	The loan has been modified twice since origination. The loan modification was made between borrower "xx JR xx" and servicer “xx”with an effective date of xx and according to the mod the new principal xx is xx with a fixed amortization and new interest rate is 4.00%. The borrower had given promise to pay P&I in the amount of $xxxthe xx payment date was xx and ends with the maturity date of xx/xx/2058.	Affiliated Business Disclosure xx Escrow Acct Disclosure Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk Indicator is "Moderate" as this loan failed TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test.
TILA Finance Charge Test: FAIL loan data: xx comparison data: xx variance: -$xxxA Foreclosure Rescission Finance Charge Test: FAIL loan data: xx comparison data: xx variance: -$xxxComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.xx(d)(1) , traxxerred from 12 CFR §226.xx(d)(1) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated xx more than $xxxloan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , traxxerred from 12 CFR §226.23(h) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated xx more than $xxxx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx Escrow Account Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
Updated title report as of xx shows that the subject xx was originated on xx.
xx of assignment is incomplete as the current assignee is xx, it should be with xx
There are multiple State tax liens in the total amount of $xxxorded with NY State department of Taxation and Finance.
There are multiple senior PVxx liens in the total amount of $xxxere are multiple TAxx liens in the total amount of $xxxual property taxes are $xxx	The Payment History as of xx reveals that the borrower has been delinquent from xx/xx/2015 to xx. The last payment was received on xx in the amount of $xxx75 and it was applied for the due date xx/xx/2016. The current P&I is $xxx14 and rate of interest is 4.875%. The current unpaid principal xx is in the amount of xx.	Collections Comments:Review of loan file and servicing comment reveals that the borrower has been delinquent from xx/xx/2015 to till date. The last payment was received on xx in the amount of $xxx75 and it was applied for the due date xx/xx/2016. The current P&I is $xxx14 and rate of interest is 4.875%. The current unpaid principal xx is in the amount of xx
As per foreclosure invoice located at "xx" the foreclosure was initiated on the loan in 2016. The file was referred to attorney on xx/xx/2016 and S&C was filed on xx/xx/2016. As per comment dated xx the FC sale was scheduled for xx however it was placed on hold due to xx delay. Loan is still in active foreclosure.
xx had filed bankruptcy chapter 13, case number 1-xx on xx. Later bankruptcy got dismissed on xx and terminated on xx.

Foreclosure Comments:As per foreclosure invoice located at "xx" the foreclosure was initiated on the loan in 2016. The file was referred to attorney on xx/xx/2016 and S&C was filed on xx/xx/2016. As per comment dated xx the FC sale was scheduled for xx however it was placed on hold due to xx delay. Loan is still in active foreclosure.
bankruptcy Comments:xx had filed bankruptcy chapter 13, case number 1-xx on xx. Later bankruptcy got dismissed on xx and terminated on xx.	Not Applicable	Affiliated Business Disclosure xx Escrow Acct Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan is failed for TILA Finance Charge Test and Late Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan is failed for Late Fees Test.
Loan data 5.000%, Comparison data 2.000% hence the Variance is +3.000%"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for TILA Finance Charge Test.
Loan data xx, comparison data xx hence variance is -$xxx."
* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx escrow accounting disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	Pass	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
Review of updated title report dated xx states that the subject xx was originated on xx.00 which is in the favor of xx as nominee for  xx a
xx. The xx of the assignment has been completed and the assignment is with the xx; recorded on xx/xx/2014.
There are eleven municipal liens all are in the favor of xx District.
The xx was recorded on xx/xx/2008 in the amount of $xxxhe second was recorded on xx/xx/2008 in the amount of $xxx
The third was recorded on xx/xx/2008 in the amount of $xxx
The fourth was recorded on xx/xx/2008 in the amount of $xxxhe fifth was recorded on xx/xx/2008 in the amount of $xxx
The sixth was recorded on xx/xx/2008 in the amount of $xxxhe seventh was recorded on xx/xx/2010 in the amount of $xxxhe eighth was recorded on xx/xx/2010 in the amount of $xxx
The ninth was recorded on xx in the amount of $xxxhe tenth was recorded on xx in the amount of $xxx
The eleventh was recorded on xx/xx/2012 in the amount of $xxxwever, the subject property is located in PA which is super-lien state so it may get foreclosed due to this unpaid lien and that can be cured xx paying off the lien amount with the additional charges if any.
for the current tax status of xxual xx taxes of 20xx, the tax certificate is required.

The review of payment history as of xx shows that the borrower is delinquent for 20 months and the next due date is xx. The last payment was received on xx in the amount of $xxx99 which was applied to xx. The xx in the payment history is reflected in the amount of xx. The current P&I is $xxx and the current xx is $xxx99.	Collections Comments:The collection comments review states that the loan is in active bankruptcy. The review of payment history as of xx shows that the borrower is delinquent for 20 months and the next due date is xx. The last payment was received on xx in the amount of $xxx99 which was applied to xx. The xx in the payment history is reflected in the amount of xx. The current P&I is $xxx and the current xx is $xxx99.
The loan has been modified thxx since origination
The collection comments review states that the foreclosure was initiated and according to the comments dated xx/xx/2017 the file was referred to an attorney on the   As per comments dated xx/xx/2017, the complaint was filed on xx/xx/2017. The comments dated xx/xx/2017, the judgment was entered on xx/xx/2017 and as per comments dated xx, the sale was scheduled on xx, the sale was postponed due to filed bankruptcy.
As per comments dated xx/xx/2016, the property had hazard loss and the claim check in the amount of xx has been received on xx/xx/2016. However, the recent 24 month comments are not reporting current status of the repair.
The current occupancy and the property condition is unable to be determined. No damages or the estimated repairs have been found.
Update:
As per the collection Comment xx/xx/2022 email from the attorney’s office confirming the foreclosure action has been cancelled.As per servicing comment dated xx/xx/2024, the borrower has filed a claim for Windstorm and Hail damage .The date of loss is xx/xx/2022 and the borrower filed insurance claim for loss amount xx As per comment dated xx/xx/2024, the loss draft check was received in the amount of $xxx13 on xx/xx/2024. No further information regarding damaged /repairs found in comments.
Foreclosure Comments:The collection comments review states that the foreclosure was initiated and according to the comments dated xx/xx/2017 the file was referred to an attorney on the xx/xx/2017.  As per comments dated xx/xx/2017, the complaint was filed on xx/xx/2017. The comments dated xx/xx/2017, the judgment was entered on xx/xx/2017 and as per comments dated xx, the sale was scheduled on xx, the sale was postponed due to filed bankruptcy under chapter 13 with case # xx on xx.
bankruptcy Comments:The review of xx documents states that the borrower has filed the bankruptcy under chapter 13 with case # xx on xx. The bankruptcy was filed on xx with a secured claim amount of xx and the arrearage amount is xx. The schedule-D of the xxx does not show any unsecured portion. The order confirming chapter 13 plan dated xx was filed on xx as per which the dexxtoer sxxpay $xxxr month for a plan term of 60 months.	This modification agreement was made on between the xx and the borrower .As per modified terms the borrower promises to pay the modified principal xx of xx with the interest rate of 7.125 % and the P&I of $xxx. The payments were started from xx/xx/2015 and the new maturity date will be xx/xx/2055. This modification does not contain xxalloon provision.
			Axx14		1: Acceptable					Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	xx327.41	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
Review of updated title report dated xx shows that the subject xx was recorded on xx/xx/2007 with xx as nominee for xx.
There is a xxreak in xx of assignment from xx to xx.
Active Judgments and Liens;
1) One xx found pending against the borrower xx recorded on xx/xx/2013 in the amount of $xxxch is in the favor of xx.
Property Tax Status;
1) 1st installment xx taxes for the year of 20xx have been paid in the amount of $xxxxx.
2) 2nd installment xx taxes for the year of 20xx have been paid in the amount of $xxxxx.
No prior year delinquent taxes have been found pending.
Review of payment history as of dated xx shows that the borrower is not making regular payments. The loan payments are currently 15 months delinquent. The next due date is xx. The last payment was received on xx in the total amount of $xxx for the due date of xx. The unpaid principal xx according to payment history is in the amount of xx. The current interest rate is 5.000% with P&I in the amount of $xxx.	Collections Comments:Collection comments available from xx/xx/2016 till xx shows that the borrower is not making regular payments. The loan payments are currently 15 months delinquent. The next due date is xx. The last payment was received on xx in the total amount of $xxx for the due date of xx. The unpaid principal xx according to payment history is in the amount of xx. The current interest rate is 5.000% with P&I in the amount of $xxx.
Loan Modification agreement was made between borrower “xx” and xx “xx” on effective date of xx.
The borrower agrees to pay the xx of xx with interest rate of 5.000 % and P&I of $xxx with fixed amortized type that began from xx payment date xx to be ended with the maturity date of xx/xx/2051.
The foreclosure was not initiated in the loan.
According to xx, the borrower xx  & xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2014. The plan was confirmed on xx/xx/2015.
The subject property is owner occupant with no visible damages or repairs.
Foreclosure Comments:Not Applicable
bankruptcy Comments:According to xx, the borrower xx&xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2014. The plan was confirmed on xx/xx/2015.
The bankruptcy was filed on xx/xx/2015 in the claim amount of xx with arrearage in the amount of xx.
The bankruptcy motion for relief was filed on xx/xx/2014.
Schedule D under xxx filed on xx/xx/2014 shows value of property is xx, amount of claim without deducting the value of collateral is xx and unsecured portion is in the amount of xx.	Loan Modification agreement was made between borrower “xx” and xx “xx” on effective date of xx.
The borrower agrees to pay the xx of xx with interest rate of 5.000 % and P&I of $xxx with fixed amortized type that began from xx payment date xx to be ended with the maturity date of xx/xx/2051.
				HUD-1 Closing Statement	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan; however, itemization of points and fees is available in the loan file located at (660398538_TIL_D659E871-D03E-C99xx-895D-6xxD3xx6300002)."	* Operative index value is unable to confirm (Lvl 2) "unable to calculate operative index value from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The Review of the updated title report dated xx shows the subject xx was originated on xx.00 with xx as nominee for xx
The xx of assignment is not complete. The last assignment was made on xx from xx

No active judgments or liens have been found.
xxual village taxes for the year of 20xx have been paid in the amount of $xxx.xx.
1st and 2nd installments xx taxes for the year of 20xx winter and 20xxhave been paid in the total amount of $xxxprior delinquent taxes have been found.
According to payment history as of xx, shows that the borrower is delinquent for xx months and the next payment due date is xx. The last payment was received in the amount of $xxx with interest rate 4.000 % which was applied for the due date on xx. The current xx is in the amount of xx.	Collections Comments:As per available servicing comments as of xx, the loan is in active bankruptcy. xx had filed bankruptcy under chapter 13 with case# xx on xx. The plan was confirmed on xx. As per the chapter 13 plan, the Debtor sxxpay to the trustee $xxxhe bankruptcy was filed Mr.xx on xx with its amount of claim xx and the arrearage amount is $xxx64.
The borrower is delinquent for xx months and the next payment due date is xx. The last payment was received in the amount of $xxx with interest rate 4.000 % which was applied for the due date on xx. The current xx is in the amount of xx.

unable to determine the reason for default.
According to the collection comment dated xx, the subject property is occupied xx an unknown party.  No damage and repairs have been found in the latest servicing comments.

Foreclosure Comments:According to the collection comment dated xx, the foreclosure was initiated in 20xx. The file was referred to an attorney on xx. The foreclosure sale was scheduled for xx. However, the foreclosure was put on hold due to the bankruptcy.
bankruptcy Comments:As per the xx report, the borrower xx had filed bankruptcy under chapter 13 with case# xx on xx. The plan was confirmed on xx. As per the chapter 13 plan, the Debtor sxxpay to the trustee $xxxhe bankruptcy was filed xx dxxa Mr.xx on xx with its amount of claim xx and the arrearage amount is $xxx64.	The loan modification agreement was made between borrower xx and xx. on xx/xx/2013. The new principal xx stated in the Modification is in the amount of xx. The borrower promises to make a monthly payment of $xxx with the rate of interest 4.000%, beginning from xx/xx/2013 till the maturity date of xx/xx/2053.	Affiliated Business Disclosure Credit Application Final Txx in Lending Discl. Missing Required State Disclosures Notice of servicing traxxer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL Loan Data 0.000% Comparison Data 6.409% Variance  -6.409%
This loan failed the TILA APR test.
The xxual percentage rate (APR) is 6.409%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point axxove or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Michigan . However, the following state disclosures are missing from the loan file.
1.MI borrower's xxill of Rights
2.MI Consumer Caution and xxhip Counseling Notice
3.Choice of Insurance Agent"
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     " servicing traxxer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form document is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
Updated title report dated xx shows that the subject xx was originated on xx.xx in the favor of xx as nominee for xx
There are several liens and judgments against the subject property and borrower.

 There are 7 Certificate of sales for delinquent Sewer charges against the subject property xx, New Jersey xx.

1)Certificate of sale in the amount of $xxxe favor of Collector of Taxes; xx
2)Four certificate of sales in the Combined amount of $xxxhe favor of Collector of Taxes;xxxxx Cust which were recorded on xx/xx/2009, xx/xx/2013 respectively.
3)Certificate of sale in the amount of $xxxe favor of Collector of Taxes; xx which was recorded on xx/xx/2012.
4)Certificate of sale in the amount of $xxxe favor of Collector of Taxes; xx which was recorded on xx/xx/2016.
This can be cured xx paying xx said tax sale is subject to redemption on repayment of the amount of sale, together with interest at the rate of xx.00% per xxum for the date of sale, and the costs incurred xx the purchaser as defined xx statute. The subject property is located in NJ State, which is a super lien state. There is a risk of the property to be getting foreclose due to axxove unpaid liens.
It can be cured xx redemption of the sold taxes"

State Tax lien against the borrower in the amount of $xxxe favor of State of New Jersey which were recorded on xx/xx/2015.

The xxual property taxes for the year 20xx are paid in the amount of $xxxrior year's taxes have been delinquent.

According to the payment history as of xx, the borrower has been delinquent from xx to xx. The last payment was received on xx in the amount of $xxxh was applied for the due date xx. The current xx is xx. The current P&I is current Interest rate is 3.500%.	Collections Comments:According to the collection comments as of xx the borrower has been delinquent from xx to xx. The last payment was received on xx in the amount of $xxxh was applied for the due date xx. The current xx is xx. The current P&I is current Interest rate is 3.500%.
According to the collection comments and available documents the foreclosure was initiated on the property in 20xx. The file was referred to attorney on xx.xxhe Complaint was filed on xx.xxhe judgment was entered on xx.xxhe sale was scheduled for xx. However, the foreclosure was put on hold due to filing of the bankruptcy on xx.xxhe Debtor had filed the bankruptcy under chapter 13 with case#xx on xx.xxhe bankruptcy was filed xx the creditor on xx with the claim amount of xx.8 and the amount of arrearage is xx. The Plan was not yet confirmed.
update:
As per collection comment dated xx/xx/2024 borrower discharge on xx/xx/2024 and  case #xx closed on xx/xx/2024.
As per collection comment dated  xx/xx/2022 tax sale schedule xx/xx/2020 and redemption  expiration on xx/xx/2022.As per collection comment dated xx/xx/2023 tax sale schedule xx/xx/2023 and redemption expiration on xx/xx/2025.

		Foreclosure Comments:According to the collection comments and available documents the foreclosure was initiated on the property in 20xx. The file was referred to attorney on xx.xxhe Complaint was filed on xx.xxhe judgment was entered on xx.xxhe sale was scheduled for xx. However, the foreclosure was put on hold due to filing of the bankruptcy on xx.xxankruptcy Comments:The Debtor had filed the bankruptcy under chapter 13 with case#xx on xx.xxhe bankruptcy was filed xx the creditor on xx with the claim amount of xx.8 and the amount of arrearage is xx. The Plan was not yet confirmed.	The loan was modified on xx/xx/2017. According to the agreement the unpaid principal xx is xx from which the amount of xx. Hence, the Interest bearing amount is xx. The P&I is $xxxInterest rate is 3.500%.		1: Acceptable					Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
As per the updated title report dated xx, that the subject xx was originated on xx.xx which is in the favor of xx
The xx of the assignment has been completed and the assignment is with the xx
xx D/xx/A xx
There is an xx lien against the subject property; recorded on xx/xx/2017 in the amount of $xxx is in the favor of xx,xx.; however, the subject property is located in NJ which is super-lien state so it may get foreclosed due to this unpaid lien and that can be cured xx paying off the lien amount with the additional charges if any.
There are three xx against the borrower, the xx was recorded on xx/xx/2015 in the amount of $xxx is in the favor of xx,
xx P xx the second was recorded on xx/xx/2014 in the amount of $xxx is in the favor of bergen Water
Softening. the third was recorded on xx/xx/2013 in the amount of $xxx is in the favor of xx xx,
D.M.
There are three credit card judgments against the borrower, the xx was recorded on xx in the amount of xx which is in the favor of xx. the second was recorded on xx/xx/2014 in the amount of $xxxh is in the favor of xx xx xxx
N xx the third was recorded on xx/xx/2014 in the amount of $xxx is in the favor of xx xx USxx
The Combined xx, second and third installment taxes have been paid.
The Combined fourth installment taxes of 20xx have  been due in the amount of $xxxprior year delinquent taxes have been found.

The review of payment history as of xx shows that the borrower is delinquent for 25 months and the next due date is xx/xx/2017. The last payment was received on xx in the amount of $xxxh was applied to xx/xx/2017. The xx in the payment history is reflected in the amount of xx. The current P&I is $xxxthe current xx is $xxx	Collections Comments:The collection comments review states that the loan is in active bankruptcy and The review of payment history as of xx shows that the borrower is delinquent for 25 months and the next due date is xx/xx/2017. The last payment was received on xx in the amount of $xxxh was applied to xx/xx/2017. The xx in the payment history is reflected in the amount of xx. The current P&I is $xxxthe current xx is $xxxan has been modified once since origination
As per review, the foreclosure was initiated under case#xx and the complaint was filed on xx/xx/2017. The motion for the final judgment was filed on xx As per comments dated xx, the judgment was entered on xx.xxcording to the comments dated xx, the sale was scheduled on xx; however, that was put on hold due to filed bankruptcy under Chapter 13 with the Case#xx on xx.xxnd the current bankruptcy status is plan confirmed.The reason for default is unable to be determined.
As per comments dated xx, the property has been owner occupied.
The porperty condition is unable to be determined from the available comments.

Foreclosure Comments:As per review, the foreclosure was initiated under case#xx and the complaint was filed on xx/xx/2017. The motion for the final judgment was filed on xx As per comments dated xx, the judgment was entered on xx.xxcording to the comments dated xx, the sale was scheduled on xx; however, that was put on hold due to filed bankruptcy under Chapter 13 with the Case #xx on xx.xx bankruptcy Comments:As per xx records, the borrower had filed bankruptcy under Chapter 13 with the Case # xx  on xx and the plan was confirmed on xx as per which the Debtor sxxpay $xxxa period of 60 month(s) to the trustee. bankruptcy was filed xx xx, xx on xx with the secured claim amount xx and an arrearage in the amount of xx.  Date of Last Filing is xx.
This modification agreement was made on between the xx and the borrower. As per modified terms the borrower promises to pay the modified principal xx of xx having deferred amount of xx and interest bearing amount of xx with the interest rate of 3.875% and the P&I of $xxxyments were started from xx/xx/2016 and the new maturity date will be xx/xx/2056. This modification does not contain xxalloon provision.	Affiliated Business Disclosure Missing Required State Disclosures Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The compliance risk indicator is moderate as this loan has failed TILA Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test and Prohixxited Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohixxited Fees Test:ResultFAILLoan Data $xxxarison Data $xxxiance +$xxxoan failed the New Jersey xxanker or Correspondent xxanker License prohixxited fees test.
The loan does charge fee(s) not provided for in this act, which is prohixxited.
A person licensed as a xxroker sxxhave the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee.
A person licensed as a xxanker or correspondent xxanker sxxhave the right to charge only the following fees:
1 a credit report fee;
2 appraisal fee;
3 application fee;
4 commitment fee;
5 warehouse fee;
6 discount points;
7 lock-in fee;
8 a service fee not to exceed $xxx cancel the xx; and
FAIL
9 fees necessary to reimxxurse the xxanker for charges imposed xx third parties limited to the following fees:
1 overnight delivery, messenger, fax, and other special delivery fees;
2 flood certification fees;
3 pest inspection or certification fees;
4 final inspection fee;
5 outside counsels' fees as permitted xx N.J.S.xx §46:10A-6;
6 certified check fees;
7 credit report and appraisal update fees;
8 not more than one-year of xx insurance premiums;
9 survey fees;
10recording fees;
xxtitle and title search fees, including title insurance premiums;
12taxes;
13tax service fees;
14radon test fees;
15other third party fees which are of benefit to the borrower and represent a cost not associated with the xx's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, xx reviews, copying, xx, and miscellaneous."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: Result FAIL Loan Data xx Comparison Data xx Variance -$xxxoan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated xx more than $xxxoreclosure Rescission Finance Charge Test: Result FAIL Loan Data xx Comparison Data xx Variance -$xxxoan failed the TILA foreclosure rescission finance charge test.The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated xx more than $xxxissing Required Disclosures (Lvl 2)     "The subject property has been located in NJ. The following required disclosures are missing in the available loan files.

NJ Application Disclosure
Delivery Fee Authorization
NJ Attorney Disclosure
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax xxill Information
Private Well Testing
Lock-In Agreement
Commitment Disclosure
Choice of Insurer Disclosure
Civil Union/ Domestic Partnership Addendum to Uniform Residential Loan Application."
* Missing Required State Disclosures (Lvl 2)     "The list of service providers is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business disclosure is missing from the loan files."
								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from the loan files."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx reflects that the subject xx was originated on xx.xxn the amount of xx, which was recorded on xx/xx/2006.
The xx of the assignment has not been completed. The latest assignment is with xx which was recorded on xx/xx/2014. However, the missing assignment is to xx.
There is a senior xx against the subject property prior to the subject xx in the favor of xx as nominee for 1st xxxnxxin the amount of xx which was recorded on xx/xx/2006.
There is an active xx against the borrower xx in the favor of District For xx in the amount of $xxxch was recorded on xx/xx/2013.
xx installment xx taxes for the year of 20xx-2020 have been paid on 09/xx/0xx and second installment taxes are due on xx each in the amount of $xxxrior years delinquent taxes have been found.
According to a review of the payment history as of xx, the borrower is currently delinquent for 9 months and the next due date for the regular payment is xx. The last payment was received on xx in the amount of $xxxch was applied for the due date of xx. The xx reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the bankruptcy and the next due for the regular payment is xx. The last payment was received on xx, in the amount of $xxxh was applied for xx. The xx reflected in the payment history is in the amount of xx.
unable to determine the reason for the default and intention of the borrower from the available servicing comments.
No loss mitigation activity has been initiated.
As per the servicing comments, the subject property has been occupied xx the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the servicing comments, the foreclosure was initiated. unable to determine the reason for default, complaint, judgment entered date from the available servicing comments; however, the as per the comment dated xx, the foreclosure sale date was scheduled on xx; however, the foreclosure file was put on hold as the borrower  “xx” had filed for bankruptcy under Chapter-13 with case#xx on xx.xxbankruptcy Comments:According to the xx report, the borrower  “xx” had filed for bankruptcy under Chapter-13 with case#xx on xx.xxhe plan is not confirmed yet. The bankruptcy was filed xx the creditor xx on xx with the bankruptcy amount of xx and the amount of arrearage is xx. As per the amended chapter 13 plan the Debtor was supposed to pay to the trustee for 60 months, the xx 21 months in the amount of $xxx24 months in the amount of $xxxremaining 36 months in the amount of $xxxhedule-D in xxx shows xx as an unsecured portion out of claim amount xx. The motion for relief from automatic stay was filed xx the xx on xx as the borrower failed to make the post-xx payments.  No comment has been found indicating a cram-down.  Last time bankruptcy was filed on xx.
The Loan modification agreement was made on xx/xx/2016, between the borrower “xx ” and the xx “xx”. The borrower promises to make a monthly payment of $xxx the rate of interest 4.00%, beginning from xx/xx/2016 till the maturity date of xx/xx/2056. The new principal xx stated in the Modification is in the amount of xx. The xx had deferred the amount of xx from the modified principal xx. Hence, the interest-bearing amount is xx; however, as per the review of the payment history as of date xx, the borrower had made the last 9 payments starting from the due dates xx to xx with the modification which was made on xx/xx/2010 located at “xxpdf” and the borrower had made the payments from the due date xx/xx/2016 to xx as per the latest modification(xx/xx/2016).	Affiliated Business Disclosure Missing Required State Disclosures Notice of servicing traxxer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed TILA Finance Charge Test.
This loan failed TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated xx more than $xxxinance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxxloan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated xx more than $xxx Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxxsing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property located at xxland state. The following require state disclosures are missing from the loan file.
1.Affidavit of Consideration
2.Affidavit of Disxxursement
3.xx Time xxuyers Affidavit
4.Notice of Right to Select Attorney, Title Insurance xx and Settlement Agent Disclosure
5.xxalloon Payment
6.No Escrow Account
7.Mandatory xxinding Arxxitration Disclosures"
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     " servicing traxxer Document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
The review of the updated title report dated xx shows that the subject xx was originated on xx.xxhe xx of the assignment has been completed. Currently, the xx is with xx which was recorded on xx/xx/2013.
No active judgment or liens have been found.
The xx and second installment xx taxes of 20xx/2020 have been paid in the total amount of $xxxthird and fourth installment xx taxes of 20xx/2020 are due in the total amount of $xxxelinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 28 months and the next due date for the payment is xx/xx/2017. The last payment was received on xx/xx/2017 in the amount of $xxxthe due date of xx/xx/2017. The xx reflected is in the amount of xx till the due date of xx/xx/2017.	Collections Comments:The review of the collection comment shows that the loan is in the collection and the next due date for the payment is xx/xx/2017. The borrower had filed the bankruptcy under chapter xx with the case# xx on xx/xx/2017 and the plan is not confirmed yet. The bankruptcy was filed on xx/xx/2017 with the secured claim amount of xx and the arrearage amount is $xxxhedule-D in xxx dated xx shows that xx as an unsecured portion out of claim amount of xx and the value of the collateral is xx. No comment indicating a cram down has been found. The bankruptcy was dismissed on xx.xxhe date of the last filing the bankruptcy was xx. The review of payment history shows that the borrower has been delinquent for 28 months and the next due date for the payment is xx/xx/2017. The last payment was received on xx/xx/2017 in the amount of $xxxthe due date of xx/xx/2017. The xx reflected is in the amount of xx till the due date of xx/xx/2017. The loan modification agreement was made between the borrower xx and thexx on xx/xx/2006. The loan has been modified once since origination. No damage and repairs have been found. No information pertaining to foreclosure has been found. The reason for default has not been found.
Update:
No additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
bankruptcy Comments:The borrower had filed the bankruptcy under chapter xx with the case# xx  on xx/xx/2017 and the plan is not confirmed yet. The bankruptcy was filed on xx/xx/2017 with the secured claim amount of xx and the arrearage amount is $xxxhedule-D in xxx dated xx  shows that xx as an unsecured portion out of claim amount of xx and the value of the collateral is xx. No comment indicating a cram down has been found. The bankruptcy was dismissed on xx.xxhe date of the last filing the bankruptcy was xx.

The loan modification agreement was made between the borrower xx and thexxAC xx on xx/xx/2006. The modified xx is xx with an interest rate of 2% and a P&I of $xxx payment started from xx/xx/2010 with the maturity date of xx/xx/2050. There is no provision for the xxalloon payment and it has 4 modification steps. The loan has been modified once since origination.	xx Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per the final 1003, the total monthly income is $xxx the total monthly expenses are $xxx DTI exceeds 60%."
* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The xx escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider's disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Nevadxx Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application disclosure is missing from the loan file."
* Not all borrowers signed TIL (Lvl 2)     "The final TIL is not executed xx the borrower."
								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated xx the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value: Date: Type:AVM	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
Updated title dated xx reflects correct owner  xx.  There is a open xx from xx recorded xx/xx/2002 for xx.
xx of assignment is complete. Currently, the xx is assigned to xx.
There are three state tax liens against borrower,xx filed xx in the total amount of $xxxch was recorded xx/xx/2012, xx respectively.
One xx against borrowerxx in the amount of $xxxch was recorded on xx/xx/2013.

Property Tax status :
No delinquent taxes were found.	According to payment history as of xx, the loan is delinquent for 9 months and is next due for xx. The last payment was received on xx in the amount of $xxx which was applied to the due date of xx. The current xx is in the amount of xx.	Collections Comments:The loan is active in bankruptcy and is next due for xx.
No evidence of foreclosure activity was found in the latest 24 months of servicing comments.
The last payment was received on xx in the amount of $xxx which was applied to the due date of xx. The current xx is in the amount of xx.
Update:
As per the collection comment dated xx/xx/2024, the bankruptcy chapter 13 with the case #xx.
No additional information was found in the collection comments.

The xx is not stated in the latest servicing comments.

Foreclosure Comments:Not Applicable
bankruptcy Comments:xx record shows borrower had filed the bankruptcy under chapter 13, case# xx on xx. bankruptcy was filed 3/xx/20xxfor the secured claim of xx and arrearage to be cured is $xxxhe plan was confirmed on xx.
There is no evidence of cram down in regards to the subject claim.

Prior bankruptcy case was filed on xx and it was dismissed on xx.	The loan modification agreement was made between borrower xx andxx , xx on xx/xx/2004. As per modified terms, the borrower promises to pay the xx in the amount of xx with fixed interest at the rate of 6.875% from xx/xx/2004. The new maturity date will be xx/xx/2032.	Affiliated Business Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE risk indicator is moderate due to failure of TILA Foreclosure Recession Finance Charge Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed State Regulations test due interest rate test.
Interest rate: Loan Data : 9.500% Comparison data: 9.250% Variance : +0.250%."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test:Loan Data: xx Comparison Data: xx Variance: -$xxx
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated Business agreement disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx shows that the subject xx was originated on xx.00, with the xxxx USA, xx with Instrument# and Instr xx. The xx of assignment has been completed. The last assignment is from xx,xx to xx which was recorded on xx/xx/2016. No Active liens and judgments have been found. xxual Combined taxes for the year of 20xx are due on xx/xx/2020 in the amount of $xxxual Combined taxes for the year of 20xx have been paid on xx in the amount of $xxx prior years delinquent taxes have been found.	According to a review of the payment history as of xx, the borrower is currently delinquent for 13 months and the next due date for the regular payment is xx. The last payment was received on xx in the amount of $xxx, which was applied for the due date of xx. The xx reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the bankruptcy and the next due for the regular payment is xx. The last payment was received on xx, in the amount of $xxx which was applied for xx. The xx reflected in the payment history is in the amount of xx. unable to determine the reason for the default of the borrower from the available servicing comments. No loss mitigation activity has been initiated. unable to determine the occupancy and current condition of the subject property from the available servicing comments. No damage pertaining to the subject property has been found.
Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated. The file was referred to an attorney on xx and the complaint was filed with the foreclosure case# xx on xx; however, the foreclosure file was put on hold as the borrower had filed bankruptcy under chapter 13 with the case#xx on xx.
bankruptcy Comments:According to the xx, the borrower “xx” had filed bankruptcy under Chapter 13 with case # xx on xx and the plan was confirmed on xx. The bankruptcy was filed xx the creditor xx, dxxa Mr.xx on xx with the bankruptcy amount of xx and the amount of arrearage is $xxx38. As per the order confirming chapter 13 plan the Debtor was supposed to pay to the trustee one month in the amount of $xxx and remaining 59 months in the amount of $xxxo comment has been found indicating a cram-down. Last time bankruptcy was filed on xx.
The Loan Modification agreement was made between “xx W” (borrower) and “xx” (xx) on the effective date of xx/xx/2017. The borrower promises to make a monthly payment of $xxx with the rate of interest 3.500%, beginning from xx/xx/2017 till the maturity date of xx/xx/2057.  The new principal xx stated in the Modification is in the amount of xx. No, the deferred amount has been found in the modification.  Hence, the interest-bearing amount is xx. This modification does not contain any xxalloon provision.
Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the grace period test. This loan failed the late fees test. This loan failed the xxona fide discount points test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the grace period test. The loan has a grace period that does not conform to the requirements for the xx's license type in the state where the property is located. Grace Period Test: result FAIL Loan Data 10Days Comparison Data 15Days Variance -5Days. This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the xx's license type in the state where the property is located. Late Fees Test: FAIL Loan Data 6.000% Comparison Data 4.000% Variance +2.000%xxona Fide Discount Points Test: FAIL  This loan is not tested against the second lien xx fees test. The loan is not a second lien loan. NOT TESTED This loan failed the xxona fide discount points test.  The loan is a xx lien xx and has a principal amount that is greater than or equal to $xxx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a xxona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a xxona fide reduction of the interest rate, if they are marked as "xxona Fide - State.""
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
								* Missing Required State Disclosures (Lvl 2) "The subject property is located in NC State. The following disclosures are missing from the loan file. 1.Amortization Schedule Disclosure 2.Credit Property Insurance Disclosure 3.Fee Agreement 4.Priority of Security Instrument Disclosure 5.Attorney Selection Disclosure"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
The review of the updated title report dated xx shows that the subject xx was originated on xx which was recorded on xx/xx/2000.

The xx of the assignment has been completed. The last assignment is xx D/xx/A Mr.xx.

There are no active liens and judgments.

xxual xx taxes for the year 20xx are paid in the amount of $xxx prior year delinquent taxes have been found.
According to the payment history as of xx, the borrower is delinquent for xx month. The payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of $xxx and xx is in the amount of $xxx. The xx reflected as per the payment history is in the amount of xx.	Collections Comments:As per the servicing comments, the loan is collections. the borrower is delinquent for xx month. The payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of $xxx and xx is in the amount of $xxx. The xx reflected as per the payment history is in the amount of xx.

The reason for default is curtailment of income.

The foreclosure was initiated. The file was referred to an attorney on xx/xx/2015 and the complaint was filed on same date. However, the foreclosure was put on hold as borrower filed the bankruptcy (prior) on xx/xx/2016 which was closed on xx. The foreclosure is currently on hold for the bankruptcy which was filed on xx the borrower.

bertha xx had filed bankruptcy under chapter 13 with the case#xx on xx. The Debtor had filed the chapter 13 plan on xx which was confirmed on xx. According to the plan, the Debtor sxxpay to the trustee $xxx for 60 months. The creditor had filed the bankruptcy on xx with the secured claim amount of xx and arrearage of $xxx81. The case was dismissed on xx but not fully terminated yet.
Update:
As per the collection comment dated xx/xx/2024, the arrears paid in full.
As per the collection comment dated xx/xx/2024, the bankruptcy recon status is completed.
As per the collection comment dated xx/xx/2024, the referral completed.
As per the collection comment dated xx/xx/2023, the bankruptcy was filed.
As per the collection comment dated xx/xx/2023, the bankruptcy was filed.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2015 and the complaint was filed on same date. However, the foreclosure was put on hold as borrower filed the bankruptcy (prior) on xx/xx/2016 which was closed on xx. The foreclosure is currently on hold for the bankruptcy which was filed on xx the borrower.
bankruptcy Comments:bertha xx had filed bankruptcy under chapter 13 with the case#xx on xx. The Debtor had filed the chapter 13 plan on xx which was confirmed on xx. According to the plan, the Debtor sxxpay to the trustee $xxx for 60 months. The creditor had filed the bankruptcy on xx with the secured claim amount of xx and arrearage of $xxx81. The case was dismissed on xx but not fully terminated yet.	The loan has been modified once since origination. This modification agreement was signed between xx and xxxxon xx/xx/2012. According to the modified terms, the new principal xx is in the amount of xx. The borrower promises to pay $xxx with the starting rate of interest 10.95% beginning from xx/xx/2012. The new maturity date is xx/xx/2052.	Affiliated Business Disclosure Credit Application Final Txx in Lending Discl. HUD-1 Closing Statement Notice of servicing traxxer Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD 1 along itemization of amount financed and estimated HUD is missing in the loan file."	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The Final Txx In Lending is missing from the loan file."
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "The service traxxer disclosure is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated Business form is missing in the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx the subject xx was originated on xx.
The xx of the assignment has been completed. The latest assignment is fromxxto xx.

No active liens and judgments have been found.

xxual Combined taxes for the year 20xx are due in the amount of $xxxo delinquent taxes have been found.
According to the payment history as of xx, the borrower has been delinquent of 27 months and the next due is xx/xx/2017. The last payment was received on xx and P&I in the amount of $xxx which was applied on xx/xx/2017 with interest rate 5.000 % and xx in the amount of $xxx.	Collections Comments:As per the servicing comments, the loan is in bankruptcy. The reason for default is unable to be determined. The current occupancy of borrower is owner occupied.
The borrower has been delinquent of 27 months and the next due is xx/xx/2017. The last payment was received on xx and P&I in the amount of $xxx which was applied on xx/xx/2017 with interest rate 5.000%.
The loan was not modified since origination.
The borrower xx had filed bankruptcy under chapter xx with the case#xx on xx/xx/2010.  The Debtor plan was confirmed on xx/xx/2017.
Update:
o additional information was found in the collection comments.
Foreclosure Comments:Not Applicable
bankruptcy Comments:As per xx report, the borrower xx had filed bankruptcy under chapter xx with the case#xx on xx/xx/2010. The Debtor plan was confirmed on xx/xx/2017. The bankruptcy was filed on xx/xx/2010 in the amount of xx and the amount of arrearage is $xxx.	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Txx in Lending Discl.
HUD-1 Closing Statement
xx Escrow Acct Disclosure
Missing Required State Disclosures
Notice of  servicing traxxer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file."	* Application Missing (Lvl 2) "Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx Escrow Acct Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
Placement of Insurance Disclosure
Availability of Title Insurance
TN Consent to Disclosure of Insurance Information
Choice of Agent/insurer
Insurance Solicitation/Post Commitment"
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     " servicing traxxer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx shows that the subject xx was originated on xx.xx with ‘xx.’.
The xx of assignment is complete. Current assignment is with ‘xx’.
1. There are two State tax liens against the borrower in the total amount of $xxx was recorded on xx respectively, in the favor of 'xx'.
2. There are three xx (Parking Violation) against the borrower in the total amount of $xxxh was recorded on xx/xx/2015, xx/xx/2017 respectively, in the favor of ‘xx’.
3. There is xx (Consumer) against the borrower in the total amount of $xxx was recorded on xx/xx/2013 in the favor of ‘xx’.
4. There is xx (medical) against the borrower in the total amount of xx which was recorded on xx/xx/2013 in the favor of ‘xx’.
5. There is xx against the borrower in the total amount of $xxx was recorded on xx/xx/2012 in the favor of ‘xx.’.
6. There is xx against the borrower in the total amount of $xxx was recorded on 7/xx/20xxin the favor of ‘xx’.
7. There is xx against the borrower in the total amount of $xxx was recorded on xx in the favor of ‘xx.’.
8. There is xx against the borrower in the total amount of $xxx was recorded on xx/xx/2010 in the favor of ‘xx’.
No prior year delinquent taxes have been found.
xxual Combined taxes for 20xx have been paid off in the amount of xx.2.
The payment history dated as of xx reveals that the borrower has been delinquent from xx. The delinquency has been done for 8 months. The last payment was received in the amount of $xxxit was applied for the due date of xx. The current P&I is $xxxinterest rate is 3.625%. The current unpaid principal xx is in the amount of xx.	Collections Comments:
xx 1
Property inspection was completed on xx.xxo any damages/repairs have been found. As per comment subject property is occupied xx owner. Reason for default is unable to be determined. The trial plan was offered to the borrower. The xx trial payment was made on xx.xxe forbearance plan was completed on xx.xxThe payment history dated as of xx reveals that the borrower has been delinquent from xx. The delinquency has been done for 8 months. The last payment was received in the amount of $xxxit was applied for the due date of xx. The current P&I is $xxxinterest rate is 3.625%. The current unpaid principal xx is in the amount of xx.
Review of collection comment and loan file states that foreclosure was initiated in 2009. The foreclosure file was referred to attorney on xx/xx/2009. As per document (located -xx) complaint was due on xx/xx/2009. Then amended complaint was filed on xx/xx/2009. Again foreclosure case was opened and xx was filed on xx/xx/2013, xx/xx/2016 respectively. but order of cancelling xx was entered on xx/xx/2017. Again foreclosure was initiated in 20xx. The foreclosure file was referred to attorney on xx.xxhe comment dated xx shows that step complaint was due on xx but it was terminated due to Loss mitigation review. Foreclosure file was put on hold for Loss mitigation. No further information has been found regarding foreclosure filing. No evidences have been found regarding bankruptcy case.

Update:
As per the servicing comments, the foreclosure was initiated on the loan. No comments have been found regarding the complaint filing, judgment entered, or hearing dates. As per the comment dated xx/xx/2024, the FC was cancelled due to loan reinstatement.
As per the comment dated xx/xx/2023, the service provided a repayment plan, and it’s starting from 02/2023 to 09/2023 with an xx payment of $xxxmonthly payments of $xxx the comment dated xx/xx/2023, the xx is curtailment of income.
As per the comment dated xx/xx/2023, the borrower's income was impacted xx the Covid-19.
Foreclosure Comments:Review of collection comment and loan file states that foreclosure was initiated in 2009. The foreclosure file was referred to attorney on xx/xx/2009. As per document (located -xx) complaint was due on xx/xx/2009. Then amended complaint was filed on xx/xx/2009. Again foreclosure case was opened and xx was filed on xx/xx/2013, xx/xx/2016 respectively. but order of cancelling xx was entered on xx/xx/2017. Again foreclosure was initiated in 20xx. The foreclosure file was referred to attorney on xx.xxhe comment dated xx shows that step complaint was due on xx but it was terminated due to Loss mitigation review. Foreclosure file was put on hold for Loss mitigation. No further information has been found regarding foreclosure filing. No evidences have been found regarding bankruptcy case.
bankruptcy Comments:Not Applicable	The loan modification agreement was made between xx xx (xx) on xx/xx/2016 with the new modified unpaid principal xx is xx. The interest bearing amount was xx with interest rate 3.625 % and the modified P&I was $xxx modified payment due date was xx/xx/2017 and the maturity date will be xx/xx/2056.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is available in loan file at-660546342_HUD1_8CE543C6-6DC0-CC5D-8xx97-6xxFxxC00000. The point and fees are hand written."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file. Therefore values added from xx 1003 (located-660546342_APPL_897DC96xx-60D5-48xx9-xxbeA-7540xx705E16F )"
* Missing Required Disclosures (Lvl 2)     "List of service providers missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "subject property is located at NY state, the required state disclosure is missing from the loan file.
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure
NY Hazard Insurance  Disclosure
xxankers and Exempt Organizations Pre-application
Co-Signer Notice Requirements
Commitment Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated Business disclosure is missing from the loan file."
								* ROR not hand dated xx borrower(s) (Lvl 2) "ROR is not hand dated xx borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx, the subject xx was originated on xx.00.
The xx of assignment is not completed. Currently, the xx assignment is with ‘xx.’. The last assignment should be with ‘xx’.
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.
The xx taxes for 20xx have been paid off in amount of $xxx
The payment history dated as of xx reveals that the borrower has been delinquent from xx. The delinquency has been done for 8 months. The last payment was received in the amount of $xxx53 and it was applied for the due date of xx. The current P&I is $xxx and interest rate is 4.625%. The current unpaid principal xx is in the amount of xx.	xx

The review of collection comment states that loan is in active bankruptcy case. As per payment history, loan is delinquent for 13 months; it seems that borrower’s ability to repay is Poor. The last payment was received as per modified terms. The comment dated xx shows that subject property inspection was completed. No any damages/repairs have been oberved. unable to verify the current occupancy of subject property.
The payment history dated as of xx reveals that the borrower has been delinquent from xx. The delinquency has been done for 8 months. The last payment was received in the amount of $xxx53 and it was applied for the due date of xx. The current P&I is $xxx and interest rate is 4.625%. The current unpaid principal xx is in the amount of xx.
Review of collection comments and loan file states that foreclosure was initiated in 20xx. Foreclosure file was referred to the Attorney on xx. The foreclosure complaint/xx was filed on xx under case# xx. The comment dated xx shows that service was completed on xx. The comment dated xx shows that user has re-projected the step judgment entered on xx but foreclosure file was put on hold for bankruptcy was filed xx borrower “xx” under the chapter 13 case#xx on xx. Currently loan is in active bankruptcy case. No further information has been found regarding foreclosure process.

Update:-
As per the servicing comments, the foreclosure was initiated on the loan. As per the comment dated xx/xx/2024, the FC was cancelled.
As per the comment dated xx/xx/2024, the bankruptcy case # xx was closed without discharge.
Foreclosure Comments:Review of collection comments and loan file states that foreclosure was initiated in 20xx. Foreclosure file was referred to the Attorney on xx. The foreclosure complaint/xx was filed on xx under case# xx. The comment dated xx shows that service was completed on xx. The comment dated xx shows that user has re-projected the step judgment entered on xx but foreclosure file was put on hold for bankruptcy was filed xx borrower “xx” under the chapter 13 case#xx on xx. Currently loan is in active bankruptcy case. No further information has been found regarding foreclosure process.
bankruptcy Comments:At the time of QC, xx did not supported the further documents review.

bankruptcy was filed  xx  under the chapter 13 case#xx on xx. Schedule D of xxx dated xx states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as $xxxcreditor has filed bankruptcy on xx with secured amount is xx and arrearage is xx. The chapter 13 plan was entered on xx Debtor sxxpay $xxx00 per month. Plan was confirmed on xx. Currently loan is in active bankruptcy case. No further information has been found regarding bankruptcy.
The loan modification agreement was made between xx E. (borrower) and xx (xx) on xx/xx/2015 with the new modified unpaid principal xx is xx. The interest bearing amount was xx with interest rate 4.625% and the modified P&I was $xxx. The xx modified payment due date was xx/xx/2015 and the maturity date will be xx/xx/2055.
Previously loan was modified in 2014, 2010.
Affiliated Business Disclosure Credit Application Final Txx in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And there are no estimated HUD-1 / Itemization of fees available in file."	* Application Missing (Lvl 2) "Application/1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of loan origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in OH State; however, required state disclosures are missing from loan file.
Equal Credit Availability Notice
Insurance Tying Disclosure
Non-Deposit Insurance Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form is missing in loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx shows the subject xx was originated on xx.
The xx of assignment is complete.
Active judgments and liens found pending are as follows:
There is one xx lien open against the subject property in the amount of $xxxd xx. and recorded xx/xx/2013.
xxual xx taxes for the year of 20xx have been paid in the amount of $xxxdelinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2015 to xx states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxx which was applied to due date of xx and the next due date is xx. Current xx reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in active bankruptcy. The loan is in active bankruptcy. According to the xx report, the Debtor xx had filed the bankruptcy under the chapter 13th case# xx on xx and the plan was confirmed on xx. Under amended chapter-13 plan Debtor was supposed to pay the trustee the amount of $xxx for 60 months. The bankruptcy was filed on xx/xx/xx. The bankruptcy amount is xx and total arrearage amount is xx.
Review of the payment history available from xx/xx/2015 to xx states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxx which was applied to due date of xx and the next due date is xx. Current xx reflects in the provided payment history is in the amount of xx.
xx

Foreclosure Comments:Not Applicable
bankruptcy Comments:According to the xx report, the Debtor xx had filed the bankruptcy under the chapter 13th case# xx on xx and the plan was confirmed on xx. Under amended chapter-13 plan Debtor was supposed to pay the trustee the amount of $xxx for 60 months. The bankruptcy was filed on xx/xx/xx. The bankruptcy amount is xx and total arrearage amount is xx.	Loan Modification agreement was made between borrower and xx on effective date of xx/xx/2013.
The borrower had given promise to pay the xx of xx with interest rate of 5.00% with P&I of $xxx with fixed amortized type and it was beginning from xx payment date on xx/xx/2013 and ends with the maturity date of xx/xx/2053.
3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed xx the borrowers."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase risk indicator is “Moderate” due to TILA Finance Charge Test."
								* ComplianceEase TILA Test Failed (Lvl 2) "TILA Finance Charge Test is fail. Loan data is xx and comparison data is xx. Hence the variance is -$xxx."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx shows that the subject xx was originated on xx.00, with xx as nominee for xx

The xx of assignment is not completed. The last assignment is from xx to .

No Active liens and judgments.
The 20xx taxes have been paid in the amount of $xxxhe 20xx/20xx winter /xxtaxes have been paid in the amount of $xxx $xxxpectively.
According to the payment history as of xx, the borrower is delinquent for xx months. The last payment was received on xx, the payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of $xxx with xx is $xxx20 with the interest rate of 4.2500%. The xx reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. According to the payment history as of xx, the borrower is delinquent for xx months. The last payment was received on xx, the payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of $xxx with xx is $xxx20 with the interest rate of 4.2500%. The xx reflected as per the payment history is in the amount of xx.

The reason for default was unable to determine hence the reason for default is unemployment decreased of income. The subject property is occupied xx owner. No damage or repairs are found.

Foreclosure Comments:The foreclosure was initiated in 20xx.The file was refer to attorney on xx and complaint was filed on xx.The foreclosure sale was scheduled on xx the 1st Publication was completed on xx but it can be put on hold due to  servicing traxxer and the borrower had filed for bankruptcy under chapter 13 with the case # is xx on xx.
bankruptcy Comments:According to the xx, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx.The plan was confirmed on xx. The bankruptcy was filed xx the creditor  xx on xx; the bankruptcy amount is xx. The bankruptcy arrearage is xx. As per order confirming chapter 13 plan 2 dated xx The Debtor's Plan payments sxxbe increased to $xxx85 per bi-weekly effective May 23, 20xx. The schedule D of xxx does not contain any unsecured portion. There is no comment indicating a cram down.
The Loan Modification agreement was made between “xx and ” (borrower) and “xx” (xx) on an effective date of xx/xx/2017.
The borrower had given promise to pay the xx of xx. According to the mod the borrower promise to pay the interest rate of 4.2500% (per) with P&I $xxx with fixed amortized type and the xx payment had begun from xx/xx/2017 and ends with the maturity date of xx/xx/2057.There is no any deferred xx.
Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated xx more than $xxxThis loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated xx more than $xxx ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated xx more than $xxxThis loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated xx more than $xxx Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Michigan State. The following disclosures are missing from the loan file.
1.MI borrower's xxill of Rights
2.MI Consumer Caution and xxhip Counseling Notice
3.Choice of Insurance Agent"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "The TIL document is not hand dated xx borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:

The review of the updated title report dated xx shows that the subject xx was originated on xx.00 with ‘xx’.
The xx of assignment is not completed. Current assignment is with xx
1. There is xx lien against the borrower ‘xx' in the total amount of xx and which was recorded on xx with holderxx.
2. There are two municipal liens open against the subject property in the total amount of $xxxch was recorded on xx/xx/2009, xx/xx/2015 respectively in the favor of ‘xx’.
No prior year delinquent taxes have been found.
xxual xx taxes for 20xx are due in the amount of $xxxual xxorough taxes for 20xx are due in the amount of $xxxual school taxes for 20xx are due in the amount of $xxxual tax amount is $xxx	Review of updated payment history dated xx shows that the loan is performing and borrower is making his monthly payments. The last payment was received on xx in the amount of $xxx26 with interest rate of 5.00% for the due date of xx. The next due date is xx. The payment history reflects current unpaid principal xx is in the amount of xx.	xx
Property inspection was completed on xx. No any damages/repairs have been found. As per comment subject property is occupied xx owner. Reason for default is unable to be determined. Modification xx payment has been started on xx. The trial plan was offered to the borrower and he made the 3 successful trial payments. The forbearance plan was completed on xx. Modification xx payment has been started on xx.
Review of updated payment history dated xx shows that the loan is performing and borrower is making his monthly payments. The last payment was received on xx in the amount of $xxx26 with interest rate of 5.00% for the due date of xx. The next due date is xx. The payment history reflects current unpaid principal xx is in the amount of xx.
Review of collection comment and loan file states that foreclosure was initiated in 20xx. The foreclosure file was referred to attorney on xx. As per comment dated xx, step complaint was due on xx but it was terminated due to FC file was put on hold for Loss Mitigation. The comment dated xx shows that foreclosure file was put on hold for Loss mitigation No further information has been found regarding foreclosure filing.

Foreclosure Comments:Review of collection comment and loan file states that foreclosure was initiated in 20xx. The foreclosure file was referred to attorney on xx. As per comment dated xx, step complaint was due on xx but it was terminated due to FC file was put on hold for Loss Mitigation. The comment dated xx shows that foreclosure file was put on hold for Loss mitigation No further information has been found regarding foreclosure filing.
bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx between the borrower and xx xx andxx. The borrower promises to make a monthly payment of $xxx with the interest rate of 5.000% beginning from xx till the due date of xx/xx/2059. The New Principal xx stated in the modification is xx. However, the borrower has been making payments as the modification agreement dated xx/xx/2010 which is located at (xx	xx Escrow Acct Disclosure Missing Dicsloures Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx escrow account disclosures is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of loan origination is missing from the loan file."
								* Missing Required Disclosures (Lvl 2) "The list of service providers disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
The review of the updated title report dated xx shows that the subject xx was originated on xx.00 with thexx.
The xx of assignment has been completed. Currently, the xx is with xx which was recorded on xx/xx/2010.
There are 15 state tax liens for the total amount of $xxxch were recorded on different dates with different plaintiffs.
There is a xx in the amount of xx in the favor ofxx.
The xxual xx taxes of 20xx/2020 are due for the total amount of $xxx delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for xx months and the next due date for the payment is xx. The last payment was received on xx in the amount of $xxx60 for the due date of xx. The xx reflected is in the amount of xx till the due date of xx.	Collections Comments:The review of the collection comment shows that the loan is active bankruptcy and the next due date for the payment is xx. According to the xx, the borrower xx had filed the bankruptcy under chapter- 13 with the case# xx on xx and the plan is not confirmed yet. The bankruptcy was filed on xx with the secured claim amount of xx and an arrearage amount of xx. According to the chapter 13 plan filed on xx, the Debtor sxxpay $xxx for the period of 60 months. The date of the last filing bankruptcy was xx. The foreclosure was initiated and according to the updated title report dated xx, the complaint was filed on xx. The notice of sale was sent on xx. The comment dated xx reveals that the sale was scheduled on xx. The borrower xx had filed the bankruptcy under chapter- 13 with case# xx on xx. However, the foreclosure was placed on hold. The review of payment history shows that the borrower has been delinquent for xx months and the next due date for the payment is xx. The last payment was received on xx in the amount of $xxx60 for the due date of xx. The xx reflected is in the amount of xx till the due date of xx. The borrower xxhad deceased on xx/xx/2006. The death certificate is located at "xx". This loan modification agreement was made between (borrower) xx and (xx) xx on xx/xx/2014. The loan has been modified twice since origination. Previously, the loan was modified on xx. No damage and repairs have been found.
Foreclosure Comments:The foreclosure was initiated and according to the updated title report dated xx, the complaint was filed on xx. The notice of sale was sent on xx. The comment dated xx reveals that the sale was scheduled on xx. The borrower xx Jr had filed the bankruptcy under chapter- 13 with case# xx on xx. However, the foreclosure was placed on hold.
bankruptcy Comments:According to the xx, the borrower xx, had filed the bankruptcy under chapter- 13 with the case# xx on xx and the plan is not confirmed yet. The bankruptcy was filed on xx with the secured claim amount of xx and an arrearage amount of xx. According to the chapter 13 plan filed on xx, the Debtor sxxpay $xxx for the period of 60 months. The date of the last filing bankruptcy was xx.
This loan modification agreement was made between (borrower) xx Jr xx E and (xx)xxon xx/xx/2014.The borrower promised to pay the new xx in the amount of xx with an xxual fixed modified interest rate of 4.625% and new P&I in the amount of $xxxginning from xx/xx/2014 with the maturity of xx/xx/2054. There is no provision for the xxalloon payment. The loan has been modified twice since origination. Previously, the loan was modified on xx.	Affiliated Business Disclosure Missing Required State Disclosures Notice of servicing traxxer Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated xx more than $xxxhis loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated xx more than $xxx Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider's disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Californixx The following state disclosures are missing from the loan file.
Impound Account Disclosure
Cosigner Notice
Private xx Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Dexxt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "The  servicing traxxer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "The ROR transaction date is xx/xx/2003 which is different from the Note date of xx/xx/2003."
								* Settlement date is different from note date (Lvl 2) "According to the final HUD1, the settlement date is xx/xx/2003 which is different from the Note date of xx/xx/2003."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
As per the updated title report dated xx the subject xx was originated on xx. and recorded on xx/xx/2003.
The xx of assignment has been completed, currently the assignment is with xx.
There is a junior xx originated xx/xx/2004 withxx and recorded on xx/xx/2004 for the amount of xx.
Combined taxes for the year 20xx are paid in the amount of $xxxility taxes of 20xx are delinquent in the amount of $xxxh the good through xx.	According to the payment history as of dated xx the borrower has been delinquent for 23 months and the next due date is xx/xx/2017. The last payment was received on xx for the amount of $xxx) which was applied to xx/xx/2017. The monthly P&I is in the amount of $xxxth an interest rate of 4.625%. The current xx is reflected in payment history for the amount of xx.	Collections Comments:The current status of the loan is in active bankruptcy.
The process of foreclosure has been initiated, the file was referred to an attorney on xx/xx/2017 and the complaint was filed on xx. The judgment was entered on xx.  The servicing comments dated xx the foreclosure sale date was scheduled on xx. However, the foreclosure is on hold due to active bankruptcy.
The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx.
The reason for default is unable to determine.
The loan has been modified since the origination.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Foreclosure Comments:The process of foreclosure has been initiated, the file was referred to an attorney on xx/xx/2017 and the complaint was filed on xx. The judgment was entered on xx.  The servicing comments dated xx the foreclosure sale date was scheduled on xx. However, the foreclosure is on hold due to active bankruptcy.
The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx.

bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx. The plan was confirmed on xx. The bankruptcy was filed on xx the amount of bankruptcy is xx and the arrerage amount is xx. xxx schedule D shows the amount of claim as xx and the unsecured portion is xx. The value of collateral is xx. The chapter 13 plan was filed on xx as per plan the Debtor supposes to pay the trustee the amount of $xxxnthly.
The modification agreement was made between thexx and the borrower xx xx on xx/xx/2014, the new principal xx as per mod is xx. The xx payment was due on xx/xx/2014 and the maturity date is xx/xx/2054. The modified P&I is $xxxth an interest rate of 4.625%. The modification does not contain xxalloon payment.	Affiliated Business Disclosure xx Escrow Acct Disclosure Notice of servicing traxxer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx
This loan failed the TILA finance charge test.

Prohixxited Fees Test: FAIL Loan Data $xxx Comparison Data $xxxariance +$xxx
This loan failed the New Jersey xxanker or Correspondent xxanker License prohixxited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohixxited Fees Test: FAIL Loan Data $xxx Comparison Data $xxxariance +$xxx
This loan failed the New Jersey xxanker or Correspondent xxanker License prohixxited fees test.
The loan does charge fee(s) not provided for in this act, which is prohixxited.
A person licensed as a xxroker sxxhave the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx  Variance -$xxx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated xx more than $xxx* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx escrow acct disclosure is missing from the loan file."
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     " servicing traxxer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated xx the borrower."		Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
According to updated title report dated xx the subject xx was originated on xx. in the amount of $xxxich was recorded on xx/xx/2003.
The xx of assignment has been completed. Currently, the assignment is from xx its attorney-in-fact to xx D/xx/A Mr.xx.
There are no active liens and judgments against the borrower and property.
The xx and second installment city taxes of 20xx are paid in the amount $xxxe xx installment city taxes of 20xx have been paid in the amount of $xxxe xxual utility taxes of 20xx and 20xx are delinquent in the amount of $xxxd through till xx.

As per the review of payment history as of xx, the borrower is currently delinquent for 10 months and next due date is xx. The last payment was received on xx in the amount of $xxxich was applied for xx. The current P&I is $xxx and xx is $xxxhe xx reflected in the payment history is in the amount of xx.

Collections Comments:The loan is currently in the bankruptcy and next due date is xx. The last payment was received on xx in the amount of $xxxich was applied for xx. The current P&I is $xxx and xx is $xxxhe xx reflected in the payment history is in the amount of xx.
The reason for default is unable to be determined.
The loan has been modified on xx/xx/2017. The loan has been previously modified on xx/xx/2012.
As per document located at xx the foreclosure was initiated and referred to an attorney on xx. The complaint was filed on xx. As per document located at xx the sale has been scheduled for xx. However, the borrower xx had filed bankruptcy under chapter 13 with the case #xx on xx and foreclosure put on hold. As per comment dated xx, the re-projected sale has been scheduled for xx.
As per comment dated xx, the subject property is owner-occupied.
No comments have been found indicating damages and repairs to the subject property.

Foreclosure Comments:As per document located at xx the foreclosure was initiated and referred to an attorney on xx. The complaint was filed on xx. As per document located at xx the sale has been scheduled for xx. However, the borrower xx had filed bankruptcy under chapter 13 with the case #xx on xx and foreclosure put on hold. As per comment dated xx, the re-projected sale has been scheduled for xx.

bankruptcy Comments:
The borrower xx had filed bankruptcy under chapter 13 with the case #xx on xx. The plan was confirmed on xx. The bankruptcy was filed xx on xx with the secured claim amount of xx and the arrearage is $xxxhe Schedule-D of xxx dated xx the value of collateral is xx and the amount of claim is xx. According to Chapter-13 plan dated xx, the Debtor sxxpay the trustee $xxxr month for 60 months. The date of last filing is xx.
The loan has been modified on xx/xx/2017 between the borrower xx xx D and xx. The new modified principal xx as per modification is in the amount of xx. The borrower promises to pay the principal in the amount of $xxx with an interest rate of 3.00% till the maturity date xx/xx/2057. There is no deferred and principal forgiven amount.
The loan has been previously modified on xx/xx/2012.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated xx more than $xxxe loan data is xx and comparison data is xx; hence, the variance is -$xxx"
* DTI > 60% (Lvl 2)     "As per final application, the total monthly income is $xxx and the total monthly expenses are $xxxowever, DTI is greater than 60%."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Michigan state. The following state disclosures are missing from the loan file:
1.MI borrower's xxill of Rights
2.MI Consumer Caution and xxhip Counseling Notice
3.Choice of Insurance Agent"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx shows that the subject xx was originated on xx.xxand xx M.xx(borrower) and (xx) xx as nominee for xx xx, which was recorded on xx/xx/2007. The xx of assignment is complete as the subject xx is with the current assignee, xx.
There are two active Commonwealth Tax Liens against the xx.xx.xx in the total amount of $xxxch was recorded on xx/xx/2014 and xx/xx/2014 in favor of Commonwealth of PA Dept of Revenue. As per updated title report dated xx Taxes are paid for 20xx and prior.
xxual xx tax of 20xx is due on xx in the amount of $xxx the Parcel #xx.
xxual xxorough tax of 20xx is due on xx in the amount of $xxx the Parcel #xx.
xxual School tax of 20xx is due on xx in the amount of $xxx the Parcel #xx.
xxual xx tax of 20xx is due on xx in the amount of $xxxfor the Parcel #xx.
xxual xxorough tax of 20xx is due on xx in the amount of $xxxfor the Parcel #xx.
xxual School tax of 20xx is due on xx in the amount of $xxx the Parcel #xx.
Review of the payment history provided from xx/xx/2017 to xx reveals that borrower has been the delinquent for 12 months. The last payment was received in the amount of $xxx on xx which was applied for the due date of xx. The next due date is xx. Current xx as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 6.250%.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower has been the delinquent for 12 months. The last payment was received in the amount of $xxx on xx which was applied for the due date of xx. The next due date is xx. Current xx as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 6.250%.
borrower had filed bankruptcy under chapter 13 case# xx on xx/xx/2017. bankruptcy was filed on xx which shows that the amount of secured claim is xx and the amount of arrearage is xx. Chapter 13 Plan was filed on xx/xx/2017 which states that the Debtor sxxpay $xxx00 per month for a term of 60 months Debtor will cure subject arrears which is in the total amount of xx through plan. Order Confirming Chapter 13 Plan was filed on xx/xx/2017 which states that the Debtor chapter 13 plan is herexx confirmed. Currently Debtor is in active bankruptcy.
No Information has been found regarding foreclosure in the latest 24 months collection comments as the loan is in active bankruptcy.
As per collection Comments subject property has been occupied xx the owner and in average condition.
Foreclosure Comments:Not Applicable
bankruptcy Comments:borrower had filed bankruptcy under chapter 13 case# xx on xx/xx/2017. bankruptcy was filed on xx which shows that the amount of secured claim is xx and the amount of arrearage is xx. Chapter 13 Plan was filed on xx/xx/2017 which states that the Debtor sxxpay $xxx00 per month for a term of 60 months Debtor will cure subject arrears which is in the total amount of xx through plan. Order Confirming Chapter 13 Plan was filed on xx/xx/2017 which states that the Debtor chapter 13 plan is herexx confirmed. Currently Debtor is in active bankruptcy.	Not Applicable	Affiliated Business Disclosure Credit Application xx Escrow Acct Disclosure Notice of servicing traxxer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "1003 is available in the loan file but it is not dated."
* Application Not Signed xx All borrowers (Lvl 2)     "1003 is available in the loan file but it is not dated."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider disclosure is missing from the loan file."
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "Notice of  servicing traxxer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
According to the review of the updated title report dated xx, the subject xx was originated on xx.00 with thexx. with Instrument#xx.
The xx of assignment has been completed. The last assignment was done from xx to xx D/xx/A Mr. xx which was recorded on xx with Instrument# xx.
The active mortgages, liens and judgments are as follows:
There is 1 junior xx which was recorded on xx/xx/2006 in the favor of xx in the amount of $xxxh the Instrument# xx.
There are 4 active judgments against borrower. xx two are civil judgements, the xx was recorded on xx in the favor of xx xx (USA) NA in the amount of $xxxh the Instrument#xx and second was recorded on xx/xx/2013 in the favor of xx in the amount of $xxxh the Instrument# xx respectively.
Another two are active credit card judgments against borrower. xx of which was recorded on xx/xx/2014 in the favor of xx in the amount of xxx with instrument # xx and second was recorded on xx/xx/2015 in the favor of xx Assignee Ofxx, USA,xxxin the amount of xxx with the Instrument# xx.
1st installment taxes for the year of 20xx have been paid in the amount of $xxxxx and 2nd installment taxes for the year 20xx have been due in the amount of $xxxxx.
No prior year delinquent taxes have been found.

The review of payment history as of xx shows that the borrower is delinquent for 12 months and the next due date is xx. The last payment was received on xx in the amount of $xxx which was applied to xx. The xx in the payment history is reflected in the amount of xx. The current P&I is $xxx and the current xx is $xxx.	Collections Comments:The collection comments review states that the loan is in active bankruptcy and The review of payment history as of xx shows that the borrower is delinquent for 12 months and the next due date is xx. The last payment was received on xx in the amount of $xxx which was applied to xx. The xx in the payment history is reflected in the amount of xx. The current P&I is $xxx and the current xx is $xxx.
The loan has been modified once since origination.
The foreclosure was initiated in 2017 and that was put on hold due to bankruptcy and the current bankruptcy status is plan confirmed.
The current occupancy and property condition is uanble to be determined from the available comments. There are no comments reporting regarding the property damage or the estimated repairs.
Foreclosure Comments:The collection comments review states that the foreclosure was initiated and as per comments dated xx/xx/2017, the file was referred to an attorney on xx/xx/2017; however, the foreclosure was put on hold due to filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017. No furthr details regarding the foreclsure has been found.
bankruptcy Comments:According to the xx records, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2017. The bankruptcy was filed on xx, the bankruptcy amount is xx and the arrearage amount is $xxx72. The Debtor sxxpay the trustee $xxx month for 1 month and $xxxr month for 59 months under chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. There is no unsecured portion on property. There is no comment indicating a cram down.
 As per comments dated xx filed with xx. No further details have been found stating further bankruptcy process.

This loan modification agreement was made on xx/xx/2012 between the xx " xx" and the borrower " xx & xx R xx"
As per the modified terms, the xx is in the amount of xx without any deferred xx.The borrower promises to pay the P&I in the amount of $xxx with a modified interest of 4.500% starting xx/xx/2012 till the maturity date of xx/xx/2052. The modification do not have a xxalloon provision.	Missing Dicsloures Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The compliance risk indicator is moderate as this loan has failed the TILA Right of Rescission Test: FAIL"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
Closed-end The xx date is before the third Business day following consummation.
The consumer may exercise the right to rescind until midnight of the third Business day following consummation, delivery of the notice required xx 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing Required Disclosures (Lvl 2)     "The List Of Service Providers document is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the xx state. The following state disclosures are missing from the loan file:

1.VA Application Disclosure
2.Choice of Settlement Agent Disclosure
3.Disclosure of Charges For Appraisal or Valuation
								4.Copy of Appraisal or Statement of Appraised Value"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
Review of updated title report dated xx shows the subject xx was originated on xx.00.
The xx of assignment is completed. The current assignment is to xx D/xx/A Mr.xx recorded xx.
The title searcher noted a severe material error in the Legal Description.  The Deed 3rd paragraph shows legal as "Lots 39 and 40" but it should be "Lots 30 and 40" and Deed 4th paragraph shows legal as "56 seconds" and "148.23 feet" but it should be "50 seconds" and "14.823" feet".  Additionxx, the Modification dated xx/xx/2015 and recorded xx/xx/2015 reflects the same error in the Legal Description.
20xx Combined taxes for 4th installment has been Due in the amount of $xxxx Combined taxes for 3rd installment has been Paid in the amount of $xxxx Combined taxes for 2nd installment has been Paid in the amount of $xxxx Combined taxes for 1st installment has been Paid in the amount of $xxxx Utilities taxes for 3rd installment have been delinquent in the amount of $xxxch was due for xx/xx/30xx and good through date was xx.
Current year taxes are due in the amount of $xxx	According to the payment history as of xx reflects the borrower is currently delinquent for 20 months and next due for the xx payment. The last payment was received on xx and the payment was applied to the xx payment. The P&I is in the amount of $xxx and xx is in the amount of $xxx48. The current xx reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy, on Foreclosure hold. According to the payment history as of xx reflects the borrower is currently delinquent for 20 months and next due for the xx payment. The last payment was received on xx and the payment was applied to the xx payment. The P&I is in the amount of $xxx and xx is in the amount of $xxx48. The current xx reflected as per the payment history is in the amount of xx. The loan has been modified twice since origination; on xx/xx/2015 and xx/xx/2016.
According to the modification, the loan was modified on xx/xx/2016 between the borrower xx  and xx. The new modified principal xx as per modification is in the amount of xx with interest rate starting at 3.75% and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2016. The maturity date as per modification is xx/xx/2056.
The foreclosure was initiated when referred to the attorney on xx/xx/2017.  The complaint was filed on xx and service was completed on xx.  Judgment was entered on xx, the Writ was sent to the sheriff on xx and the Foreclosure Sale date was scheduled to be held on xx.  Foreclosure was then placed on hold due to the borrower filing bankruptcy on xx.
According to the xx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx. The bankruptcy was filed on xx, the bankruptcy amount is xx and the arrearage amount is xx. The Debtor sxxpay to the trustee $xxx per Month for 60 month(s). Plan was confirmed on xx. Last date of filling was xx. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is $xxx26.
The borrower filed 1 other bankruptcy post origination; case# xx was filed on xx/xx/2013 and was closed xx/xx/2013.
Foreclosure Comments:The foreclosure was initiated when referred to the attorney on xx/xx/2017.  The complaint was filed on xx and service was completed on xx.  Judgment was entered on xx, the Writ was sent to the sheriff on xx and the Foreclosure Sale date was scheduled to be held on xx.  Foreclosure was then placed on hold due to the borrower filing bankruptcy on xx.
bankruptcy Comments:According to the xx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx. The bankruptcy was filed on xx, the bankruptcy amount is xx and the arrearage amount is xx. The Debtor sxxpay to the trustee $xxx per Month for 60 month(s). Plan was confirmed on xx. Last date of filling was xx. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is $xxx26.
The borrower filed 1 other bankruptcy post origination; case# xx was filed on xx/xx/2013 and was closed xx/xx/2013.	The loan has been modified twice since origination; on xx/xx/2015 and xx/xx/2016.
According to the modification, the loan was modified on xx/xx/2016 between the borrower xx and xx. The new modified principal xx as per modification is in the amount of xx with interest rate starting at 3.75% and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2016. The maturity date as per modification is xx/xx/2056.	Affiliated Business Disclosure
Credit Application
Document Showing a Index Numerical Value
Final Txx in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of  servicing traxxer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1 along with estimated HUD-1 and itemization are all missing from the loan file."	* Application Missing (Lvl 2) "The xx and Final Loan Applications along with transmittal are all missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey state.
The following disclosures are missing from the loan file:
1. NJ Application Disclosure
2. Delivery Fee Authorization
3. NJ Attorney Disclosure
4. Unacceptability of Insurance Notice
5. Attorney Disclosure II
6. Tax xxill Information
7. Private Well Testing
8. Lock-In Agreement
9. Commitment Disclosures
10.Choice of Insurer Disclosure
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "The notice of service traxxer missing from the loan file."
* Operative Index Numerical Value unavailable xxased on xx docs (Lvl 2)     "The Note at origination is an Adjustaxxle Rate; unable to determine the operative index value used xx the xx."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx, shows that the subject xx was originated on xx.
The xx of the assignment has been completed. The latest assignment is with xx
No active judgments or liens have been found.
xxual installment of xx jurisdiction tax of 20xx has been paid in the amount of $xxxxx.
xxual installment of xx jurisdiction tax of 20xx is due in the amount of $xxxxx.
No prior year delinquent taxes have been found.	According to the payment history as of xx, the borrower has been delinquent for 16 months. The last payment was received on xx, which was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of $xxx is in the amount of $xxx. The xx reflected as per the payment history is in the amount of xx.

Collections Comments:As per the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for 16 months. The last payment was received on xx, which was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of $xxx is in the amount of $xxx. The xx reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined from the latest collection comments
The loan modification agreement was made between (borrower) xx and (xx) xx. on xx/xx/2016.
The servicing comment dated xx shows that the subject property has been occupied xx the owner. The latest xx is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx and the complaint was filed on xx. However, the foreclosure was put on hold as the borrower had filed bankruptcy on xx.

bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case # xx on xx and the plan was confirmed on xx. As per the chapter 13 plan, the Debtor sxxpay to the trustee the sum of $xxx biweekly. The bankruptcy was filed on xx with the secured claim amount of xx and the arrearage is in the amount of xx. The date of the last filing is xx.	This loan modification agreement was made between (borrower) xxand (xx) xx. on xx/xx/2016.
The borrower promises to pay the new xx in the amount of xx with an xxual fixed modified interest rate of 4.375% and new P&I is in the amount of $xxx beginning from xx/xx/2016. The maturity is xx/xx/2056. There is no provision for the xxalloon payment. Previously, the loan has been modified in the year 2015.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated xx more than $xxxILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated xx more than $xxx DTI > 60% (Lvl 2)     "As per application, total monthly income is $xxx78 and total monthly expenses are $xxx34. Hence, DTI shows greater than 60%."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file.
1. Waiver of borrowers Rightsand Closing Attorney Affidavit (not required xx law but provided as a matter of custom)
2. Disclosure of Additional Fees"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
* ROR not hand dated xx borrower(s) (Lvl 2)     "ROR is not hand dated xx the borrower."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated xx the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx shows that the subject xx was originated on xx.00, in favor of xx as nominee for xx t recorded in Instrument#/ xx

The xx of assignment has not been completed. The current assignments are with xx recorded on xx.
There is credit card judgment against the borrower in the favor of xx  for the amount of $xxx.28 which was recorded on xx/xx/2010.
There is xx against the borrower in the favor The xx for the amount of $xxx.71which was recorded on xx/xx/2013.
 xxual xx taxes for the year 20xx have been paid in the amount of $xxx.76.

No prior year delinquent taxes have been found.

As per the review of payment history as of 9 xx, the borrower is delinquent with loan for 16 months and the next due date for payment is xx. The last payment was received on xx in the amount of $xxx12 which was applied for due date xx. The current P&I is in the amount of $xxx12 and current xx is in the amount of $xxx00 with an interest rate of 3.875%.The current xx reflected as per the payment history is in the amount of xx.

Collections Comments:The loan is currently in bankruptcy, the borrower is delinquent with loan for 16 months and the next due date for payment is xx. The last payment was received on xx in the amount of $xxx12 which was applied for due date xx. The current P&I is in the amount of $xxx12 and current xx is in the amount of $xxx00 with an interest rate of 3.875%.The current xx reflected as per the payment history is in the amount of xx.
 The loan was modified on 5/xx/2017between the borrower   xx andxx. The new modified principal xx as per modification is in the amount of xxwith interest rate of 3.387 % and the borrower promises to pay P&I in the amount of $xxx12 beginning from xx/xx/2017. The maturity date as per modification is xx/xx/2057. There is no principal forgiven amount. This loan was modified once.
According to the xx, the borrower  xx and  xx had filed for bankruptcy under Chapter-13 with the case# xx on xx.The plan was confirmed on xx.The bankruptcy was filed on xx, the bankruptcy amount is xx and the arrearage amount is xx.The motion was filed xx.No further details have been found.
As Per Collection Comments, the reason for default is unable to be determined. The subject property has been occupied xx the owner. The borrower's intention is to keep the property.

As per collection comments, the foreclosure was initiated. The file was referred to attorney on xx. As per updated title dated xx which is located at “xx” the complaint filed on xx.The sale was scheduled on xx.However, the foreclosure was put on hold as borrower filed bankruptcy xx.No further details have been found.
 As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Update:
As per the comment dated xx/xx/2023, the bankruptcy was filed with case #xx, motion for relief granted on xx/xx/2021, and bankruptcy is still open.
As per the comment dated xx/xx/2022, the loan was modified. The modification agreement was made on xx/xx/2022. As per the modified term, the monthly P&I is $xxx82 with an interest rate of 4.500% beginning on xx/xx/2022 and a maturity date of xx/xx/20xxs per the comment dated xx/xx/2022, the borrower's income was impacted xx the Covid-19.
As per the comment dated xx/xx/2022, the servicer provided TPP for 6 months, starting on xx/xx/2022.
As per the comment dated xx/xx/2022, the xx is excessive oxxligations.
Foreclosure Comments:As per collection comments, the foreclosure was initiated. The file was referred to attorney on xx. As per updated title dated 10/2520xx which is located at “xx#50” the complaint filed on xx.The sale was scheduled on xx.However, the foreclosure was put on hold as borrower filed bankruptcy xx.No further details have been found.
bankruptcy Comments:According to the xx, the borrower xx and xx had filed for bankruptcy under Chapter-13 with the case# xx on xx.The plan was confirmed on xx.The bankruptcy was filed on xx, the bankruptcy amount is xx and the arrearage amount is xx.The motion was filed xx.No further details have been found.	The loan was modified on 5/xx/2017between the borrower xx an dxx. The new modified principal xx as per modification is in the amount of xxwith interest rate of 3.387 % and the borrower promises to pay P&I in the amount of $xxx12 beginning from xx/xx/2017. The maturity date as per modification is xx/xx/2057. There is no principal forgiven amount. This loan was modified once.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds"
* DTI > 60% (Lvl 2)     "As per 1003 dated xx/xx/2004 the total monthly income is in the amount of $xxxd the total monthly expenses is in the amount of $xxxnce, DTI  is exceeding 60%."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Minnesota , following state disclosures are missing from the loan files.
1.MN Notice of Right to Discontinue Escrow
2.Interest Rate or Discount Point Agreement
3.Conditional Qualification/Approval Disclosure
4.Insurance Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated Business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx, the subject xx was originated on xx.00 with The xx Group, xx.
The xx of assignment has been completed. Currently, the xx is with xx which was recorded on xx/xx/2014.
Junior xx originated on xx.00 in favor of xx.
No active liens and judgments against the borrower/property.
1st and 2nd installments xx taxes for the year of 20xx have been paid in the total amount of $xxx	According to the review of payment history as of xx, the borrower is delinquent for 9 months. The last payment was received on xx, the payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of $xxx and xx is in the amount of $xxx06. The xx reflected in the payment history is in the amount of xx.	Collections Comments:The loan is currently in the collection. According to the review of payment history as of xx, the borrower is delinquent for 9 months. The last payment was received on xx, the payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of $xxx and xx is in the amount of $xxx06. The xx reflected in the payment history is in the amount of xx.
As per the comment dated xx, the reason for default is an illness of the borrower’s family.
As per the comment dated xx, the mod documents were sent to the borrower. However; as per the comment dated xx, the loan modification was rejected due to the xx did not receive xxack the final modification documents.
As per the servicing comment dated xx, the subject property is owner-occupied. No damages or repairs have been found.

Foreclosure Comments:Not Applicable
bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure xx Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the seller-paid points and fees exception test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: Loan Data:xx Comparison Data:xx Variance:-$xxx
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated xx more than $xxx* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The xx escrow acct disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Nexxraska state.
Construction Finance Notice disclosures is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated Business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated xx the borrower."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
Updated title report as of xx shows that the subject xx is on other lien position. subject xx was recorded on xx/xx/2005 in the amount of xx with xx as nominee forxx Home Loans xx.
xx of assignment is complete.
xxual estimated tax is $xxxere is a junior xx in the amount of xx recorded with xx of NY.
There are twoxxxliens on subject property in the amount of $xxx $xxxorded on xx/xx/2016 and xx respectively. xxoth recorded with xx. subject property is located in AL State which comes under super lien state. It can be cured if all said liens are paid in full.

Payment history as of xx shows that the borrower is 16 months delinquent. The last payment was received on xx in the amount of $xxx which was applied for the due date of xx. Next due date is xx. Current xx is xx.	Collections Comments:Review of loan file and servicing comment shows that the borrower is 16 months delinquent. The last payment was received on xx in the amount of $xxxwhich was applied for the due date of xx. Next due date is xx. Current xx is xx.
Servicing comment shows evidence of foreclosure on the loan. Comment dated xx states that the new sale date has been scheduled from xx to xx. Later, comment dated xx states that sale has been postponed from xx to xx due to loss mitigation. Recent the FC has been placed on hold due to bankruptcy filling. xx had filed bankruptcy chapter 13 with case # xx on xx. Loan is still in active bankruptcy.
No evidence of damage or repair has been found.

Foreclosure Comments:Servicing comment shows evidence of foreclosure on the loan. Comment dated xx states that the new sale date has been scheduled from xx to xx. Later, comment dated xx states that sale has been postponed from xx to xx due to loss mitigation. Recent the FC has been placed on hold due to bankruptcy filling. xx had filed bankruptcy chapter 13 with case # xx on xx. Loan is still in active bankruptcy.
bankruptcy Comments:xx had filed bankruptcy chapter 13 with case # xx on xx. bankruptcy was filed on xx with bankruptcy amount xx and arrearage xx. Amended CH 13 plan was filed on xx.	There are two MODs in the File. The latest MOD was made on xx/xx/2014. As of xx/xx/2014 the xx is $xxx.94. borrower promised to pay $xxx beginning from xx/xx/2014 with interest rate of 4.5%. Maturity date will be xx/xx/2054. borrower also agreed to pay xx3.89 for deposit into escrow account.	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is failed for Seller Paid Points and Fees Exception Test.
This loan is subject to legislation that takes into account points and fees that were paid xx the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for
								"Seller-Paid Points and Fees.""		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx shows that the subject xx was originated on xx.xx, (borrowers) and (xx) xx xxx, xx, which was recorded on xx/xx/2005 in Instr bankruptcy/pg# xx 12315 / 1. The xx of assignment is complete.

According to updated title report dated xx, the divorce was made between xx.xx and respondent xx. xx and the recording date was xx/xx/xx96 case#xx

There is Divorce (Monetary) Judgment against borrower in the amount of $xxxheld xx.xx which is recorded on xx/xx/xx96 Instrument #xx.

20xx year xxual xx tax was paid on xx in the amount of $xxx	Review of the payment history provided from xx/xx/2016 to xx reveals that borrower has been the delinquent for more than 5 months. The last payment was received on xx in the amount $xxx. The next due date is xx. As per payment history, the current xx reflects in the amount of $xxx.41 and current interest rate as per payment history is 3.000%.	xx

Loan is in active bankruptcy.
Review of the payment history provided from xx/xx/2016 to xx reveals that borrower has been the delinquent for more than 5 months. The last payment was received on xx in the amount $xxx. The next due date is xx. As per payment history, the current xx reflects in the amount of $xxx.41 and current interest rate as per payment history is 3.000%.

According to the servicing comments dated from 9/xx/216 to xx, the foreclosure was initiated on the subject property in 2016. The foreclosure was referred to attorney on xx/xx/2016. Complaint was filed on xx/xx/2016 and service was completed on xx/xx/2016. Sale date was schedule on xx/xx/2017. The foreclosure was placed on hold because borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017. According to collection comment dated xx, state that the sale was postponed however; there is no more information available in the comment history about foreclosure.

xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017 & the plan was confirmed on xx/xx/2017. bankruptcy was filed on xx/xx/2017 state the amount of secured claim is xx with arrearage amount of xx.  Motion to relief was not filed. borrower is currently on active bankruptcy.

No delinquent taxes found.
No property damages were oberved as per the available servicing comments.

Update:
As per the comment dated xx/xx/2022, the bankruptcy was filed on xx/xx/2022 with case #xx. As per the comment dated xx/xx/2022, the bankruptcy Chapter 13 was discharged on xx/xx/2022 due to arrears being paid in full. As per the comment dated xx/xx/2024, the bankruptcy is complete and closed on xx/xx/2022 per xx amount discharged.
As per the servicing comments, the foreclosure was initiated on the loan. No comments have been found regarding the complaint filing, judgment entered, or hearing dates. As per the comment dated xx/xx/2023, the FC was cancelled due to the loan reinstatement. Further details xx

According to the servicing comments dated from 9/xx/216 to xx, the foreclosure was initiated on the subject property in 2016. The foreclosure was referred to attorney on xx/xx/2016. Complaint was filed on xx/xx/2016 and service was completed on xx/xx/2016. Sale date was schedule on xx/xx/2017. The foreclosure was placed on hold because borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017. According to collection comment dated xx, state that the sale was postponed however; there is no more information available in the comment history about foreclosure.
bankruptcy Comments: xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017 & the plan was confirmed on xx/xx/2017. bankruptcy was filed on xx/xx/2017 state the amount of secured claim is xx with arrearage amount of xx. Motion to relief was not filed. borrower is currently on active bankruptcy.	The loan was modified with an effective date of xx/xx/2013 and a new principal xx is xx to the step modification and the rate was starting from 2.000 % and borrower had given promise to pay P&I in the amount of $xxx beginning on xx/xx/2014 with a new maturity date of xx/xx/2047. The rate changes in 3 steps ending at 4.375%. The interest bearing amount is not given in the modification agreement. Reason for Modification is xx Hardship.	Affiliated Business Disclosure Final Txx in Lending Discl. Notice of servicing traxxer Origination Appraisal	2: Acceptable with Warnings	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan however the value are updated as per document located at "xx"."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Not all borrowers signed TIL (Lvl 2)     "According to the deed of trust our property address is xx  ave but title policy and our note address show xx  is correct property address.
Not all borrower signed TIL."
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "Notice of  servicing traxxer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated Business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "TIL not hand dated."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx shows that the xx was originated on xx.xxhe subject xx was recorded on xx/xx/2005 with the instrument # xxx.  The xx of the assignment has been completed. The current assignment is with xx.
There are three xx in the amount of xx, $xxx and $xxx judgments are in the favor of xx respectively.
The xxual installments of city  taxes for the year of 20xx and 20xx have been paid in the amount of $xxxxxxpectively. The current ownership is vested in the name of xx (borrower).

The review of the payment history shows that, the borrower is currently delinquent from more than 14 months and the next due date is for xx. The last payment was received on xx, in the amount of $xxxch was applied for xx. The xx stated in the payment history is xx. The Current P&I is $xxxxx is $xxxh the interest rate of 4.375%.

Collections Comments:The review of comment history shows that the loan is in active bankruptcy.
The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx. The plan was confirmed on xx.xxhe reason for default has not been found. The property has been occupied xx the owner himself. No damage or repair to the property has been found.

Foreclosure Comments:Not Applicable
bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx. The plan was confirmed on xx.xxhe bankruptcy was filed on xx, the amount of claim is xx and amount of arrearage is $xxxer chapter 13, the Debtor sxxpay to the trustee in the amount of $xxxhedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx.
There is no any evidence of cram down.

The modification agreement was done on xx/xx/2010, between the (borrower) xx and the (xx) xxAC xx.
The reason for modification is xx hardship.
As per the modified terms, the new unpaid principle xx is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of 2% with the modified P&I of $xxx payment date was due on xx/xx/2010 and the new maturity date is xx/xx/2050.
A deferred xx of xx has been stated.

Affiliated Business Disclosure Final Txx in Lending Discl. Loan Program Info Disclosure Notice of servicing traxxer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "The xxual percentage rate (APR) is 3.849%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point axxove or below the APR as determined in accordance with the actuarial method"
* Final TIL Missing or Not Executed (Lvl 2)     "The txx in lending disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "The  servicing traxxer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx shows that the xx was originated on xx.xxx (borrower) and (xx)xx, in the amount of xx. The subject xx was recorded on xx/xx/2005 with the instrument # xx.  The xx of the assignment has been completed. The current assignment is with xx D/xx/A Mr.xx.
The xxual installments of xx taxes for the year 20xx have been paid in the amount of $xxxcurrent ownership is vested in the name of xx (borrower).

The review of the payment history shows that, the borrower is currently delinquent from more than xx months and the next due date is for xx. The last payment was received on xx, in the amount of $xxxch was applied for xx. The xx stated in the payment history is xx. The Current P&I is $xxxxx is $xxxh the interest rate of 3.75%.

Collections Comments:As per the servicing comments, the loan is in foreclosure. The reason for default is unable to be determined. The current occupancy of borrower is owner occupied.
The foreclosure was initiated and the file was referred to an attorney on xx.xxhe complaint file was filed on xx.xxhe service was completed on xx.xxhe foreclosure was put on hold due to mediation hearing.
No details of bankruptcy have been found.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx.xxhe complaint file was filed on xx.xxhe service was completed on xx.xxhe foreclosure was put on hold due to mediation hearing.
bankruptcy Comments:Not Applicable	The loan has been modified once since origination. The loan modification was made on xx/xx/2017 between the borrower xx,xxA and thexx. According to the modified terms, the new principal xx is in the amount of xx. The borrower promises to pay $xxx the rate of interest starting with 3.750 % beginning from xx/xx/2017. The new maturity date is xx/xx/2057. The interest bearing is in the amount of xx. There is a deferred xx in the amount of xx. There is no principal forgiven.	Affiliated Business Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test and the seller-paid points and fees exception test."
* ComplianceEase TILA Test Failed (Lvl 2)     "The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated xx more than $xxx Points and Fees Test Violations (Lvl 2)     "This loan is subject to legislation that takes into account points and fees that were paid xx the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxicitly provided for "Seller-Paid Points and Fees.""
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
The review of the updated title report dated xx shows that the subject xx was originated on xx.xx, in favor of xx as nominee for xx, xx. recorded in Instrument# xx
The xx of assignment has not been completed. The assignment from xx to xx is missing.
There is an active judgment against the borrower in favor of xx xxarilla recorded on xx in the amount of xx.
There is an active mechanics lien against the borrower in favor of xxrent xx dxxa xx recorded on xx/xx/2013 in the amount of $xxxprior year delinquent taxes have been found. xxual Combined taxes for the year 20xx have been paid in the total amount of $xxx	As per the review of payment history as of xx, the borrower is delinquent with a loan for 9 months and the next due date for payment is xx. The last payment was received on xx in the amount of $xxxh was applied for due date xx. The current P&I is in the amount of $xxxcurrent xx is in the amount of $xxx an interest rate of 3.875%. The current xx reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collections. As per the payment history as of xx, the borrower is delinquent with a loan for 9 months and the next due date for payment is xx. The last payment was received on xx in the amount of $xxxh was applied for due date xx. The current xx reflected as per the payment history is in the amount of xx.
The borrower has been offered 3-month trial mod plan. The borrower had made 2 payments for July and August for the trial plan. The last payment is scheduled on xx.xx further details regarding mod are available.
The reason for default, subject property occupancy is not mentioned in collection comments.
There was title issue found for the loan. The issue was due to prior xx. The prior xx is in favor of Homxx xx in the amount of xx recorded on xx/xx/2003 in Instr#xx. The title claim was filed for this. The title claim is active and yet to be resolved.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx.xxowever, the foreclosure was placed on hold due to loss mitigation on xx/xx/2016. No further details have been found.
bankruptcy Comments:According to the xx, the borrower xx had filed bankruptcy under chapter- 13 with the case# xx on xx.xxhe bankruptcy was filed on 05/xx/xx, the bankruptcy amount is xx and the arrearage amount is xx. The plan was confirmed on xx.xxhe Debtor was supposed to pay the trustee $xxx60 months under Chapter 13. The bankruptcy was dismissed on xx/xx/2012 and case was terminated on xx/xx/2012.

The loan was modified on xx/xx/2016 between the borrower xxx and servicer xx. The new modified principal xx as per modification is in the amount of xx of which interest-bearing amount is xx and the deferred xx is xx. The modified interest rate is 3.875% and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2016. The maturity date as per modification is xx/xx/2056.	Affiliated Business Disclosure Notice of servicing traxxer	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Alaska license validation test.
The Alaska xx Lending Regulation Act (AMLRA), effective xxx, 2008, requires allxxs, xxrokers, and originators operating in Alaska to be licensed under the AMLRxxs, xxrokers, and originators operating in Alaska prior to xxx, 2008 must be licensed under the AMLRA xx xxx, 2009.
The Alaska xx Lending Regulation License and Exemption Letter are not available for loans with a closing date before xxx, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the seller-paid points and fees exception test.
This loan failed the Alaska license validation test."
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     " servicing traxxer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "The settlement date as per HUD-1 is xx/xx/2006, which is later than Note date xx/xx/2006."		Moderate	Not Covered	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx, the subject xx was originated on xx.
xx of assignments has not been completed. Currently, the xx is with xx D/xx/A Mr. xx which was recorded on xx. It should be with xx.
There are 3 certificates of tax liens against the subject property xx with (#xx) against the subject property, which was sold to xx & Associates, xx on xx/xx/2013 in the amount of $xxxcond with (#xx) against the subject property, which was sold toxxxxx Cust for Actlien Holding xx on xx/xx/2016 in the amount of $xxx the other with (#xx) against the subject property, which was sold toxxxxx Cust for Actlien Holding xx on xx in the amount of $xxxere are 2 judgments against the borrower xx in the amount of $xxxch was recorded on xx/xx/2014 and the other in the amount of $xxxch was recorded on xx/xx/2014.
1st, 2nd and 4thinstallment taxes for the year of 20xx-2020 have been due in the amount of $xxxd installment taxes for the year of 20xx have been paid in the amount of $xxxo prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for xx months and the next payment is due for xx. The last payment was received on xx in the amount of $xxx73 which was applied for xx. The xx is xx. The current P&I is $xxx02 and xx is $xxx73.	Collections Comments:The loan is currently in the active bankruptcy and the next payment is due for xx. The last payment was received on xx in the amount of $xxx73 which was applied for xx. The foreclosure was initiated and the file was referred to an attorney on xx. The title was ordered on xx. The complaint was filed on xx. The service was completed on xx. The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx and FC was placed on hold. The xx is unable to be determined. The loan was modified once since origination. No repairs and damages have been found. The property is owner-occupied.

Update:
As per the comment dated xx/xx/2024, the bankruptcy chapter 13 was discharged on xx/xx/2024 and closed on xx/xx/2024.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx. The title was ordered on xx. The complaint was filed on xx. The service was completed on xx. The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx and FC was placed on hold.
bankruptcy Comments:As per the review of the xx report, the borrower xx had filed bankruptcy under chapter 13 with case#xx on xx. As per the chapter 13 plan filed on xx, the Debtor sxxpay the trustee the amount of $xxxr month for the period of 53 months. The bankruptcy was filed on xx with its secured amount as xx and the arrearage amount as xx. The Motion for relief was filed on xx.	This modification agreement was signed between the borrower xx and the xxxxon xx/xx/2017.
The xx is xx. The borrower promises to pay P&I in the amount of $xxx02 with an interest rate of 3.500%, beginning from xx/xx/2017. The maturity is xx/xx/2057.	Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test: FAIL xx -$xxx
TILA Foreclosure Rescission Finance Charge Test: FAIL xx -$xxx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohixxited Fees Test: FAIL $xxx$xxx$xxxThis loan failed the New Jersey xxanker or Correspondent xxanker License prohixxited fees test.
(N.J.S.xx §17:xxC-23, N.J.xxC. §§3:1-16.2)
The loan does charge fee(s) not provided for in this act, which is prohixxited.
A person licensed as a xxroker sxxhave the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.xx(d)(1) , traxxerred from 12 CFR §226.xx(d)(1) ) FAIL
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated xx more than $xxxhis loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , traxxerred from 12 CFR
§226.23(h) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated xx more than $xxx Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file,

1.NJ Application Disclosure
2.Delivery Fee Authorization
3.NJ Attorney Disclosure
4.The unacceptability of Insurance Notice
5.Attorney Disclosure II
6.Tax xxill Information
7.Private Well Testing
8.Lock-In Agreement
9.Commitment Disclosures
10.Choice of Insurer Disclosure
								xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx shows that the subject xx was originated on xx.xxhe xx of the assignment has been completed. Currently, the xx is with xx D/xx/A which was recorded on xx.xxhe xx and second installment xx taxes of 20xx-2020 are due in the amount of $xxxhe due date xx/xx/2020. No delinquent taxes have been found for the prior year
The review of payment history shows that the borrower has been delinquent for 13 months and next due date for the payment is xx. The last payment was received on xx in the amount of $xxxthe due date of xx. The xx is reflected in the amount of xx till the due date of xx.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter 13 with the case #xx on xx and the plan was not confirmed. The Debtor sxxpay the total amount of xx paying $xxxmonth for a period of 36 months. The proof of claim was filed on xx with the claim amount of xx and the amount of arrearage is xx.
The review of payment history shows that the borrower has been delinquent for 13 months and the next due date for the payment is xx. The last payment was received on xx in the amount of $xxxthe due date of xx. The xx is reflected in the amount of xx till the due date of xx.
The loan modification agreement was made on xx/xx/2017 between the borrower xx. The borrower promises to make a monthly payment of $xxx the interest rate of 4.000% begining from xx till maturity date of xx/xx/2057. The deferred xx amount is xx and the interest-bearing amount is xx. The New Principal xx stated in the modification is xx.
A review of the collection comment shows no indication of post-closing foreclosure activity.
The reason for default as per servicing comment is an excessive oxxligation.
The latest property inspection report is not available in the loan file to determine the current property condition. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
bankruptcy Comments:The borrower had filed bankruptcy under chapter 13 with the case #xx on xx and the plan was not confirmed. The Debtor sxxpay the total amount of xx paying $xxxmonth for the period of 36 months. The proof of claim was filed on xx with the claim amount of xx and the amount of arrearage is xx.
The loan modification agreement was made on xx/xx/2017 between the borrower xx. The borrower promises to make a monthly payment of $xxx the interest rate of 4.000% begining from xx till maturity date of xx/xx/2057. The deferred xx amount is xx and the interest-bearing amount is xx. The New Principal xx stated in the modification is xx.	HUD-1 Closing Statement Missing Dicsloures Missing Required State Disclosures	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. However, values are considered from the estimated HUD-1 dated xx/xx/2006 which is located at ( 660768045_HUD1_Dxx8515F0-907C-4632-95Cxx-3D7773FD27AA )."	* Missing Required Disclosures (Lvl 2) "The list of service provider document is missing from the loan file ."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in California state. The following state disclosures are missing from the loan file.
Impound Account Disclosure
Cosigner Notice
Private xx Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Dexxt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the loan file."
								* Settlement date is different from note date (Lvl 2) "The estimated HUD-1 date is xx/xx/2006. However, the original Note date is xx/xx/2006."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx, the subject xx was originated on xx.00 with xx as a nominee for xx of xx City recorded on xx/xx/2006 with the instrument# xx.
The xx of xx assignment has been completed. Currently, the xx assignment is with xx D/xx/A Mr.xx.

There is a junior xx open against the subject property originated on xx.00 which was held xx as a nominee for xx of xx City recorded on xx/xx/2006 with the instrument# xx.
There are 2 xx are active against borrower these are as follows.
1) There is an active judgment against xx (borrower) in the amount of $xxxd xx of the xx which was recorded on xx/xx/2014.
2) There is an active judgment against xx (borrower) in the amount of xx held xx which was recorded on xx/xx/2009

All installments of xxual taxes for Parcel #xx.000 have been paid in the total amount of xx for the year of 20xx
The review of payment history as of dated xx shows that borrower is delinquent for xx months. The next payment is due on xx. The last P&I payment was received on xx in the amount of $xxxxx with the interest rate of 4.625% which was applied for the due date of xx. The current unpaid principal xx is in the amount of xx.	Collections Comments:As per servicing collection comments, the loan is in foreclosure. The review of payment history as of dated xx shows that borrower is delinquent for xx months. The next payment is due on xx. The last P&I payment was received on xx in the amount of $xxxxx with the interest rate of 4.625% which was applied for the due date of xx. The current unpaid principal xx is in the amount of xx.

Loan Modification agreement was made between xx (borrowers) and xx (xx). As per agreement the new principal xx is in the amount of xx. The borrower had promised to pay P&I payment in the amount of $xxxxx with the interest rate of 4.625% which was started on xx/xx/2014. The maturity date of agreement is xx/xx/2054.

The servicing comments show that the foreclosure was initiated in 20xx against subject property. Foreclosure was referred to attorney on xx and complained was filed on xx with the case#xx. The Amended complaint was filed on xx. The foreclosure put on hold due to loss mitigation. The judgment was not entered. No further details are available in latest 24 months servicing comments.

No evidence of property damage has been found.

Update:
No issues found in the available collection comment.
Foreclosure Comments:The servicing comments show that the foreclosure was initiated in 20xx against subject property. Foreclosure was referred to attorney on xx and complained was filed on xx with the case#xx. The Amended complaint was filed on xx. The foreclosure put on hold due to loss mitigation. The judgment was not entered. No further details are available in latest 24 months servicing comments.
bankruptcy Comments:Not Applicable	Loan Modification agreement was made betweenxx (borrowers) and xx (xx). As per agreement the new principal xx is in the amount of xx. The borrower had promised to pay P&I payment in the amount of $xxxxx with the interest rate of 4.625% which was started on xx/xx/2014. The maturity date of agreement is xx/xx/2054.	Affiliated Business Disclosure HUD-1 Closing Statement xx Escrow Acct Disclosure Missing Required State Disclosures Notice of servicing traxxer	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "In final HUD-1settlement statement all point and fees are hand written xx borrowers."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Compliance Ease Exception Test failed.
This loan is subject to legislation that takes into account points and fees that were paid xx the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller paid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for
"Seller-Paid Points and Fees.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk indicator is "Moderate".
This loan failed the TILA Finance Charge Test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated xx $xxx.

Compliance Ease Exception Test failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "Compliance Ease TILA test failed.
This loan failed the TILA Finance Charge Test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated xx $xxx"
* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx Escrow account disclosure is missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service providers is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx; the following disclosures are missing in the loan file.
1) Part 80 Disclosures.
2) Alternative xx Transaction Disclosures.
3) Sub-prime Home Loan Counseling Disclosure.
4) Sub-prime Home Loan Tax and Insurance Payment Disclosure.
5) Sub-prime Home Loan Disclosure."
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "Notice of  servicing traxxer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing in the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
As per the review of Updated title report dated xx, the subject xx was originated on xx.xx which was recorded on xx/xx/2006.
The xx of assignment has been completed. Currently, the assignment is from xx Solely As Nominee For xx to xx.
There are no active liens and judgments have been found.
The xx and second installment xx taxes of 20xx have been paid in the amount of $xxxrior years of delinquent taxes have been found.

As per the review of payment history as of xx, the borrower is currently delinquent for 8 months and next due date is xx. The last payment was received on xx in the amount of $xxxh was applied for xx. The current P&I is $xxxxx is $xxx reflected in the payment history is in the amount of xx.	Collections Comments:The loan is currently in the bankruptcy and next due date is xx. The last payment was received on xx in the amount of $xxxh was applied for xx. The current P&I is $xxxxx is $xxx reflected in the payment history is in the amount of xx.
As per comment dated xx, the reason for default is an Excessive-obligation.
The loan has been modified in xx/xx/2014.
The foreclosure proceeding details have not been found in collection comments.
The borrower xx had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2016. The plan was confirmed on xx/xx/2016. The bankruptcy was filed xx on xx/xx/2016 with the secured claim amount of xx and the arrearage is $xxxchedule-D of xxx dated xx/xx/2016, reflects the value of collateral is xx and the amount of claim is xx. As per modified chapter 13 plan dated xx/xx/2016, the Debtor sxxpay the trustee $xxxhly for 51 months beginning on Oct-2016 for a total amount of xx. The Motion to dismiss case was filed on xx, the trustee has sent a written rexx for the turnover of $xxxuant to the confirmed plan. As of the date of this motion, the trustee has not received these funds. This is a material default with respect to a term of the confirmed plan and is cause for dismissal. The date of last filing is xx.
As per comment dated xx, the subject property is owner-occupied.
No comments have been found indicating damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2016. The plan was confirmed on xx/xx/2016. The bankruptcy was filed xx on xx/xx/2016 with the secured claim amount of xx and the arrearage is $xxxchedule-D of xxx dated xx/xx/2016, reflects the value of collateral is xx and the amount of claim is xx. As per modified chapter 13 plan dated xx/xx/2016, the Debtor sxxpay the trustee $xxxhly for 51 months beginning on Oct-2016 for a total amount of xx. The Motion to dismiss case was filed on xx, the trustee has sent a written rexx for the turnover of $xxxuant to the confirmed plan. As of the date of this motion, the trustee has not received these funds. This is a material default with respect to a term of the confirmed plan and is cause for dismissal. The date of last filing is xx.	This modification agreement was made between borrower xx xx. on xx/xx/2014.The reason for modification is xx hardship. As per the modified terms, new principal xx is xx. borrower promises to pay $xxxhly with a modified interest rate 4.500% beginning from xx/xx/2015 with a maturity date xx/xx/2054. There is a deferred xx in the amount of $xxx the interest bearing amount is xx. There is no forgiven principal xx.
The loan was previosly modified on xx/xx/2014.

Affiliated Business Disclosure xx Escrow Acct Disclosure Missing Required State Disclosures Notice of servicing traxxer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx Escrow Account Disclosure is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from loan file"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Minnesota State. The following required state disclosures are missing from the loan file.
1.MN Notice of Right to Discontinue Escrow
2.Interest Rate or Discount Point Agreement
3.Conditional Qualification/Approval Disclosure
Insurance Disclosure"
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "Notice of  servicing traxxer is missing from loan file"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
The Review of the updated title report dated xx shows the subject xx was originated on xx.xx with xx as nominee for xx
The xx of assignment has been completed. The last assignment was made on xx/xx/2012 from xx of xxx, xx to xx which was recorded on  xx/xx/2012.
No active judgments or liens have been found.
xxual village taxes for the year of 20xx have been paid in the amount of $xxxd 2nd installments xx taxes for the year of 20xx-2020 have been paid in the total amount of $xxxrior delinquent taxes have been found.
As per the review of the payment history as of xx, the borrower has been delinquent for 8 months and the next payment is due for xx. The last payment was received on xx in the amount of $xxx the interest rate of 4.000 % which was applied for xx. According to the payment history, the current xx is xx.	Collections Comments:As per available servicing comments as of xx, the current status of the loan is in active bankruptcy.
The process of foreclosure has been initiated, the file was referred to an attorney on xx.xxhe foreclosure sale was put on hold due to the attorney delay. However, as per the latest collection comment dated xx, the foreclosure sale was scheduled on xx.xxhe collection comment dated xx, the foreclosure sale was postponed. According to the bankruptcy document (xx)Motion for Relief from Stay was filed on xx.xxo further details have been found regarding the foreclosure current status.
The loan has not been modified since the origination.
The reason for default is unable to determine.
The current occupancy is renter occupied. No comments have been found regarding the damage or repair.

Foreclosure Comments:According to the review of the collection comment dated xx, the foreclosure was initiated in 20xx. The file was referred to an attorney on xx.xxhe foreclosure complaint was filed on xx.xxccording to the foreclosure document located at “xx”, the foreclosure sale was scheduled on xx.xxhe foreclosure sale was put on hold due to the attorney delay. However, as per the latest collection comment dated xx, the foreclosure sale was scheduled on xx.xxs per the collection comment dated xx, the foreclosure sale was postponed. According to the bankruptcy document (xx)Motion for Relief from Stay was filed on xx.xxo further details have been found regarding the foreclosure current status.
bankruptcy Comments:bankruptcy case number xx chapter 13 was filed xx and confirmed xx. bankruptcy filed xx filed date is xx. borrower will pay 7xx.98 for 60 months total in the amount of $xxx. Trustees Objection to confxxtion of plan was filed xx.	The loan modification agreement was made between borrower xx xx. on xx/xx/2013. The new principal xx stated in the Modification is in the amount of xx. The xx had deferred the amount of xx from the new modified principal xx. Hence, the interest-bearing amount is xx. The borrower promises to make a monthly payment of $xxx the rate of interest 4.000%, beginning from xx/xx/2013 till the maturity date of xx/xx/2053.	Affiliated Business Disclosure Missing Required State Disclosures Notice of servicing traxxer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the seller-paid points and fees exception test."
* Missing Required Disclosures (Lvl 2)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Californixx However, the following state disclosures are missing from the loan file.
1.Impound Account Disclosure
2.Cosigner Notice
3.Private xx Insurance Disclosure
4.Earthquake Disclosure for Condominiums
5.Hazard Insurance Disclosure
6.Insurer Recommendation Disclosure
7.CA Fair Lending Notice
8.Anti-Tying Disclosure
9.Privacy Notice
10.Notice of Right to Copy of Appraisal
xx.Application for Credit-Married Persons
12.Fair Dexxt Collection Notice
13.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     " servicing traxxer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form document is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "The Loan was originated on xx."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx, shows that the subject xx was originated on xx.xxhe xx of the assignment has not been completed. The latest assignment is with xx D/xx/A Mr.xx which was recorded on xx.xxowever, it should have been with xx.
There is a senior xx in the favor of xx as nominee for xx, in the amount of xx which was recorded on xx/xx/2004.
There are four state tax liens against the borrower in the favor of Tax Collector of the xx of xx, State of California, in the total amount of $xxx were recorded on different dates.
1st installment of xx jurisdiction tax of 20xx/2020 is due in the amount of $xxx.
2nd installment of xx jurisdiction tax of 20xx/2020 is due in the amount of $xxx/xx/2020.
No prior year's delinquent taxes have been found.	According to the review of payment history as xx, the borrower has been delinquent for 12 months and the next due date for payment is xx. The last payment was received on xx in the amount of $xxxch was applied for xx. The current xx reflected in the payment history is in the amount of xx.

Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for 12 months. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx. The current xx reflected in the amount of xx.
As per the comment dated xx, the reason for default is unemployment.
The servicing comment dated xx shows that the subject property has been occupied xx the owner. The latest xx is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx and the complaint was filed on xx.xxs per the notice of sale locates at “xx” the sale has been scheduled on xx at 1:30 PM at the north side of the xx Also, as per the comment dated xx, the sale has been scheduled for xx. However, the foreclosure was put on hold as the borrower had filed bankruptcy on xx.xxhe date of the last filing is xx.
bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case # xx on xx and the plan was confirmed on xx.xxhe bankruptcy was filed on xx with the claim amount of xx and the arrearage is in the amount of xx. As per the chapter 13 plan, the Debtor sxxpay to the trustee the sum of $xxxmonth for 60 months. The date of the last filing is xx.	This loan modification agreement was made between (xx)xx on xx/xx/2015.
The borrower promises to pay the new xx in the amount of xx with an xxual fixed modified interest rate of 4.250% and new P&I is in the amount of $xxxnning from xx/xx/2015. The maturity is xx/xx/2055. The interest bearing amount is xx and deferred xx in the amount of xx. There is no provision for the xxalloon payment. Previously, the loan had been modified in the year 20xx.
Affiliated Business Disclosure xx Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "xx Escrow Account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at California State. The following disclosures are missing from the loan file:
1. Impound Account Disclosure.
2. Cosigner Notice.
3. Private xx Insurance Disclosure.
4. Hazard Insurance Disclosure.
5. Insurer RecommendationDisclosure.
6. Anti-Tying Disclosure.
7. Privacy Notice.
8. Notice of Right to Copy of Appraisal.
9. Application for Credit-Married Persons.
10. Fair Dexxt Collection Notice.
xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Operative index value is unable to confirm (Lvl 2)     "We are unable to determine the operative index value from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "As per ROR, transaction date is xx/xx/2006 which is not consistent with note and HUD."
								* Settlement date is different from note date (Lvl 2) "As per HUD, the settlement date is xx/xx/2006, which is not aligned with the note date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx, shows that the subject xx was originated on xx.xxhe xx of the assignment has been completed. The latest assignment is with xx D/xx/R Mr.xx which was recorded on xx.xxhere are two water sewer resolutions in the favor of City council of the city of xx, California; however, the amount is unavailable which was recorded on xx/xx/2008 and xx/xx/2016.
There are three child support liens in the favor of xx of xx in the total amount of $xxxwhich was recorded on xx/xx/2009, xx/xx/2012 and xx/xx/2016.
1st installment of xx jurisdiction tax of 20xx/2020 is due in the amount of $xxx.
2nd installment of xx jurisdiction tax of 20xx/2020 is due in the amount of $xxx/xx/2020.	According to the review of payment history as of xx, the borrower has been delinquent for 13 months. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of $xxx reflected in the amount of xx.	Collections Comments:As per the review of the servicing comments, the loan is in the foreclosure and according to the review of payment history as of xx, the borrower has been delinquent for 13 months. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of $xxx reflected in the amount of xx.
The reason for default is unable to be determined from the latest collection comments.
The loan modification agreement was made between (borrower) xx and (xx) xx. on6/xx/2017.
The servicing comment dated xx shows that the subject property has been occupied xx the owner. The latest xx is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update:
As per the servicing comments, the foreclosure was initiated on the loan. No comments have been found regarding the judgment entered or hearing dates. As per the comment dated xx/xx/2023, the NOD or complaint completed on xx/xx/2023. As per the comment dated xx/xx/2023, the FC was on hold. As per the comment dated xx/xx/2023, the FC was cancelled due to loan reinstatement. Further details not found.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx and the complaint was filed on xx.xxhe foreclosure was put on hold as the borrower had filed bankruptcy on xx which was dismissed and terminated on xx.xxs per the notice of trustee's sale located at “xx” and as per the comment dated xx, the sale has been scheduled on xx at 9:00 AM, at xx xxxn Title Insurance xx. We do not have enough comments to confirm the possible outcome of sale (comments are provided till xx).
bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case #xx on xx and the plan was confirmed on xx.xxs per the chapter 13 plan, the Debtor sxxpay to the trustee the sum of $xxxmonth for 60 months. The bankruptcy was filed on xx with the claim amount of xx and the amount of arrearage is xx. The motion for relief from stay was filed on xx.xxhe Debtor was dismissed on xx due to other reasons. The case got terminated on xx.	This loan modification agreement was made between (borrower) xx and (xx) xx. on6/xx/2017.
The borrower promises to pay the new xx in the amount of xx with an xxual fixed modified interest rate of 3.250% and new P&I is in the amount of $xxxnning from xx/xx/2017. The maturity is xx/xx/2057. The interest bearing amount is xx and deferred xx in the amount of xx. There is no provision for the xxalloon payment. Previously, the loan has been modified on xx/xx/2010.	Affiliated Business Disclosure
Credit Application
Final Txx in Lending Discl.
HUD-1 Closing Statement
xx Escrow Acct Disclosure
Missing Required State Disclosures
Notice of  servicing traxxer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/settlement statement and itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "Application / 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx Escrow Account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file.
1.Impound Account Disclosure
2.Cosigner Notice
3.Private xx Insurance Disclosure
4.Hazard Insurance Disclosure
5.Insurer RecommendationDisclosure
6.Anti-Tying Disclosure
7.Privacy Notice
8.Notice of Right to Copy of Appraisal
9.Application for Credit-Married Persons
10.Fair Dexxt Collection Notice
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "Notice of  servicing traxxer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
The review of the updated title report dated xx shows that the subject xx was originated on xx.xx, in favor of xx as nominee for xx
The xx of assignment has not been completed. The assignment from xx to xx is missing.
No active mortgages, liens, and judgments have been found.
No prior year delinquent taxes have been found. xxual Combined taxes for the year 20xx have been paid on xx in the amount of $xxx	As per the review of payment history as of xx, the borrower is delinquent with a loan for 12 months and the next due date for payment is xx. The last payment was received on xx in the amount of $xxxh was applied for due date xx. The current P&I is in the amount of $xxxcurrent xx is in the amount of $xxx an interest rate of 2%. The current xx reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per the payment history as of xx, the borrower is delinquent with a loan for 12 months and the next due date for payment is xx. The last payment was received on xx in the amount of $xxxh was applied for due date xx. The current xx reflected as per the payment history is in the amount of xx.
The borrower had applied for mod. However, the mod was denied due to minimum reduction was not met.
The reason for default is an illness of family member. The subject property has been occupied xx the owner. The borrower's intention is to keep the property.
As per the review of collection comments, the subject property is in good condition with no pending repairs.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx and the NOD was filed on xx.xxhe FC sale was scheduled for xx. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx.xxo further details have been found.
		bankruptcy Comments:According to the xx, borrowers xx had filed for bankruptcy under Chapter-13 with the case# xx on xx.xxhe bankruptcy was filed on xx, the bankruptcy amount is xx and the arrearage amount is xx. As per proposed plan, the Debtor sxxpay the trustee $xxx60 months under Chapter 13. The xx was filed on xx.xxhe last date of filing is xx.	The loan was modified on xx/xx/2015 between borrowers xxxx. As per the modified terms, the new principal xx is xx. There are 3 steps of modification. The borrower promises to pay as per modified plan and the 1st step is $xxxhly with a modified interest rate 2.000% beginning from xx/xx/2015, 2nd step is $xxxhly with a modified interest rate 3.000% beginning from xx/xx/2020, 3rd step is $xxxhly with a modified interest rate 3.625% beginning from xx/xx/2021, with a maturity date xx/xx/2055. The interest-bearing amount is xx and the deferred xx is xx. There is no principal forgiven amount.	Affiliated Business Disclosure	3: Curable		* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 was not signed xx the borrower."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
According to the updated title report dated xx, the subject xx was originated on xx. which was recorded on xx/xx/2007.
The xx of the assignment has not been completed. The latest assignment is fromxx, Its Attorney-In-Fact To xx D/xx/A Mr.xx which was recorded on xx; however, the missing assignment is to xx.
No active liens and judgments have been found.
xxual xx taxes for the year of 2017 and 20xx have been paid on xx/xx/2016 and xx/xx/2017 respectively each in the amount of $xxxere is a delinquent tax in the amount of $xxxing the year 20xx and they are good through on xx.
According to a review of the payment history as of xx, the borrower is currently delinquent for 14 months and the next due date for the regular payment is xx. The last payment was received on xx in the amount of $xxx, which was applied for the due date of xx. The xx reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the collection and the next due for the regular payment is xx. The last payment was received on xx, in the amount of $xxx which was applied for xx. The xx reflected in the payment history is in the amount of xx.
unable to determine the reason for the default of the borrower from the available servicing comments.
No loss mitigation activity has been initiated.
unable to determine the occupancy and current condition of the subject property from the available servicing comments. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the document located at “xx”, the foreclosure was initiated and referred to an attorney on xx/xx/2013. The complaint was filed on xx/xx/2013. The foreclosure file was put on hold as the borrower  “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2014.
bankruptcy Comments:According to the xx report, the borrower “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2014 and the plan was confirmed on xx/xx/2015. The bankruptcy was filed xx the servicerxxon xx/xx/2014 with the bankruptcy amount of xx and the amount of arrearage is $xxx07. As per the order confirming chapter 13 plan the Debtor was supposed to pay to the trustee in the amount of $xxx for the period of 60 months. The Schedule-D in xxx shows xx as an unsecured portion out of claim amount xx. The motion for relief from automatic stay was file xx the servicerxxon xx/xx/2017; however, it was denied on xx/xx/2017. No comment has been found indicating a cram-down. Last time bankruptcy was filed on xx. The Debtor was discharged on xx.
The loan modification was made on xx/xx/2014 xx to the modified terms, the new principal xx is in the amount of xx. The borrower promises to pay $xxx with the rate of interest starting with 4.625 % beginning from xx/xx/2014. The new maturity date is xx/xx/2054. There is no any deferred amount has been given. Hence, the interest bearing is xx. The loan has been modified twice since origination.
Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed TILA Finance Charge Test.
This loan failed TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL  Loan Data : xx  Comparison Data : xx Variance :  -$xxx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated xx more than $xxxTILA Foreclosure Rescission Finance Charge Test: FAIL  Loan Data : xx  Comparison Data : xx Variance :  -$xxx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated xx more than $xxx Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Alaxxama State. The required state disclosure Choice of Insurer is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx shows that the subject xx was originated on xx.00 with Instrument# and Instr |xx.
The xx of assignment has been completed. The last assignment is from xx as nominee forxx Home Loans, xx to xx, which was recorded on xx/xx/2013.

Active liens and judgments:
There is a xx in favor of xx, which was recorded on xx in the amount of $xxxhe second installment xx taxes of 20xx are due in the amount of $xxxxx.
The xx installment xx taxes of 20xx have been in the amount of $xxx prior year's delinquent taxes have been found.
According to the payment history as of xx, the borrower has been delinquent for xx months and the next due date for payment is xx. The last payment was received on xx in the amount of $xxx95, which was applied for xx. The current xx reflected as per the payment history is in the amount of xx.	Collections Comments:According to the servicing comments, the loan is in collections.

According to the payment history as of xx, the borrower has been delinquent for xx months and the next due date for payment is xx. The last payment was received on xx in the amount of $xxx95, which was applied for xx. The current xx reflected as per the payment history is in the amount of xx.

Reason for default is curtailment of income.

The comments history dated xx shows that the subject property is owner-occupied.

No xx and inspection reports have been provided.

In addition, the comments are available from xx/xx/2017 to xx located at (xx).

Update:
As per the comment dated xx/xx/2022, the bankruptcy chapter 13 was filed on xx/xx/2020 with case # xx, and the bankruptcy case # xx was discharged on xx. As per the comment dated xx/xx/2024, the bankruptcy was discharged on xx/xx/2024 and closed on xx/xx/2024.
Foreclosure Comments:Not Applicable
bankruptcy Comments:According to the xx, the borrower xx had filed the bankruptcy under Chapter-13 with the case# xx on xx/xx/2013. The bankruptcy was filed on xx/xx/2013 with the secured claim amount of xx. The plan was confirmed on xx/xx/2013. The Debtor was supposed to pay the trustee $xxxr 60 months under Chapter 13. Schedule-D in xxx shows $xxx00 as unsecured portion out of claim amount xx. The value of collateral that supports the claim amount is xx. No comments have been found indicating a cram down. The Debtor was discharged on xx and the case was terminated on xx.	The modification agreement was made between “xx” (borrower) and “xx” (xx) on xx.
The unpaid principal xx was xx with the interest rate of 4.625%. The borrower promises to pay the monthly P&I of $xxx beginning from xx. The maturity is xx/xx/2059.
The prior modification was done on xx/xx/2010.
Affiliated Business Disclosure
Credit Application
Final Txx in Lending Discl.
HUD-1 Closing Statement
xx Escrow Acct Disclosure
Missing Required State Disclosures
Notice of  servicing traxxer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. The estimated HUD-1/Itemization/GFE is also missing from the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following disclosures are missing from the loan file:
1. VA Application Disclosure.
2. Choice of Settlement Agent Disclosure.
3. Disclosure of Charges For Appraisal or Valuation.
4. Copy of Appraisal or Statement of Appraised Value.
5. Affiliated Business Disclosure."
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     " servicing traxxer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "The Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
The Updated title report dated xx shows that the xx was originated on xx.A, in the amount of xx. The subject xx was recorded on xx/xx/2007 with the instrument # xx.  The xx of the assignment has been completed.
The xxual installments of Combined taxes for the year of 20xx have been paid in the amount of $xxxe current ownership is vested in the name of xxs of xx (borrower).

According to the payment history as of xx, the borrower is currently delinquent for 10 months. The last payment was received on xx and the next due date for payment is xx. The P&I is in the amount of $xxx and xx is in the amount of $xxx. The xx reflected as per the payment history is in the amount of xx.	Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The reason for default is illness of borrower. The property has been occupied xx owner himself.
The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2016. The plan was confirmed on xx.
The foreclosure was initiated. The file was referred to an attorney and the complaint was filed on xx/xx/2016. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2016. No further details have been found.
Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney and the complaint was filed on xx/xx/2016. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2016. No further details have been found.
bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2016. The plan was confirmed on xx.
The bankruptcy was filed on xx/xx/2017, the amount of claim is xx and amount of arrearage is $xxx43, under chapter 13, the Debtor sxxpay to the trustee in the amount of $xxxr 60 months. The schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx.
There is no any evidence of cram down.

As per the modification agreement dated xx/xx/2015, the xx is in the amount of xx without any deferred xx.The borrower promises to pay $xxx monthly with a modified interest rate of 6.625% starting from xx/xx/2015 till xx/xx/2055.
The modification do not have a xxalloon provision.
Missing Required State Disclosures Notice of servicing traxxer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "The xx date is before the third Business day following consummation.The consumer may exercise the right to rescind until midnight of the third Business day following consummation, delivery of the notice required xx 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Final TIL Date after actual transaction date (Lvl 2)     "The final TIL date is xx/xx/2007. However the origination date is xx/xx/2007."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Arxx state. The following state disclosures are missing from the loan file:
1.Choice of Insurance Disclosure"
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed xx the borrower."
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "The  servicing traxxer Disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "The settlement date is xx/xx/2007. However the origination date is xx/xx/2007."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated xx the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
According to the updated title report dated xx, the subject  xx was originated on xx.xx and xx as xx Of xxx, xx
The xx of assignment is not complete as the current assignee is xx, missing the assignment to xx
There is xx lien recorded on xx in the amount of $xxxe favor of xx.
20xx-20 xx 2nd installment s due in the amount of $xxx	The Payment History dated as of xx reveals that the borrower is due for xx. The last payment was received on xx in the amount of $xxxit was applied for the due date xx. The current P&I is $xxxrate of interest is 2.00%. The current unpaid principal xx is in the amount of xx. there is deferred amount of xx to be paid at the date of maturity.	Collections Comments:According to the collection comments the loan is in active bankruptcy. Foreclosure has been referred to attorney on xx and complaint has been filed on xx.xx is on hold due to active bankruptcy. borrower filed bankruptcy under chapter 13 with case# xx on xx and the plan was confirmed on xx.xxe bankruptcy has been filed on xx xx with a total claim amount of xx and an arrearage amount of xx. Relief from Stay and Notice of Motion was filed on xx because borrower missed four payments of plan from xx.As per the confirmed plan borrower sxxpay to trustee $xxx46 months for the arrears amount of xx. The Payment History dated as of xx reveals that the borrower is due for xx. The last payment was received on xx in the amount of $xxxit was applied for the due date xx. The current P&I is $xxxrate of interest is 2.00%. The current unpaid principal xx is in the amount of xx. there is deferred amount of xx to be paid at the date of maturity.

Update:
According to servicing comments dated xx/xx/2022, the subject property was damaged. No details are available regarding the estimated repair cost. There is no evidence to confirm the current status of repairs in the latest collection comments.
Foreclosure Comments:Foreclosure has been referred to attorney on xx and complaint has been filed on xx.xx is on hold due to active bankruptcy.
bankruptcy Comments:bankruptcy Comments: borrower filed bankruptcy under chapter 13 with case# xx on xx and the plan was confirmed on xx.xxe bankruptcy has been filed on xx xx with a total claim amount of xx and an arrearage amount of xx. Relief from Stay and Notice of Motion was filed on xx because borrower missed four payments of plan from xx.As per the confirmed plan borrower sxxpay to trustee $xxx46 months for the arrears amount of xx.	The step loan modification agreement has been made on xx/xx/2016 between xx
The new principal xx amount of the loan  is xx  to be paid at the rate of interest of 2% and P&I of $xxx the payment beginning from xx/xx/2016 to xx/xx/2056. xx is the deferred amount of the new principal amount of xx   and the interest bearing amount is xx.
Affiliated Business Disclosure Final Txx in Lending Discl. xx Escrow Acct Disclosure Notice of servicing traxxer	2: Acceptable with Warnings	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL signed page is missing in the loan file."
* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The xx escrow disclosure is not signed xx the borrower."
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "The service traxxer disclosure is not signed xx the borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated Business form disclosure is not signed xx the borrower."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated xx the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx reflects that the subject xx was originated on xx.00 with thexx as nominee for xx
The xx of the assignment has been completed.

No liens and judgments have been found.

City 1st installment taxes for the year of 2020 have been paid in the amount of $xxx64 on xx.

City 2nd installment taxes for the year of 2020 have been due in the amount of $xxx63 on xx.

No prior years delinquent taxes have been found.	According to the payment history as of xx, the borrower is currently delinquent for 14 months. The last payment received on xx, the payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of $xxx56 and xx is in the amount of $xxx90. The xx reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. According to the payment history as of xx, the borrower is currently delinquent for 14 months. The last payment received on xx, the payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of $xxx56 and xx is in the amount of $xxx90. The xx reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined. The subject property has been occupied xx the owner. No comments have been found damages or repairs.

Foreclosure Comments: The foreclosure was initiated and the file was referred to the attorney on xx. The complaint was filed on xx. The foreclosure sale was scheduled for xx. T However, the foreclosure was put on hold as the borrower filed bankruptcy on xx. No further details have been found.
bankruptcy Comments:The bankruptcy 13 was filed 0xx case number xx. The bankruptcy was filed on xx the secured claim amount of xx and arrearage amount of xx. The plan was confirmed xx. The Debtor sxxto make monthly payment of $xxxfor 60 months.	According to the modification, the loan was modified on xx/xx/2016 in between the borrower xx. The new modified principal xx per modification is in the amount of xx with interest rate starting at 3.875 % and borrower promises to pay P&I in the amount of $xxx56 beginning on xx/xx/2016. The maturity date reflects per modification is xx/xx/2056.	Affiliated Business Disclosure
Credit Application
Final Txx in Lending Discl.
HUD-1 Closing Statement
xx Escrow Acct Disclosure
Missing Required State Disclosures
Notice of  servicing traxxer
Origination Appraisal	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State MA which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file along with estimated hud-1 and itemization."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MA State. The following state disclosures are missing in the loan files.
Lead-xxased Paint Disclosure
xx Loan Application Disclosure
Carxxon Monoxide Alarms
MA Smoke Detector Certificate
Notice of the Specific Reason for Denial of Credit
Demonstration and Documentation of Compliance with borrower’s Interest Requirement"
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "Notice of  servicing traxxer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx, shows that the subject xx was originated on xx.00, with xx
The xx of assignment has not been completed. The assignment is missing from xx to xx.

Active liens and judgments:
There is one xx against borrower, in the favor of xxarclays xx Delaware, in the amount of $xxxcorded on xx/xx/2014.
The Combined taxes of the year 20xx are due in the amount of $xxxe Combined taxes of the year 20xx have been paid in the amount of $xxx prior year delinquent taxes have been found.
According to the payment history as of xx, the borrower is delinquent for 12 months. The last payment was received on xx. The last payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of $xxx and xx is in the amount of $xxx90. The xx reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in bankruptcy. According to the payment history as of xx, the borrower is delinquent for 12 months. The last payment was received on xx. The last payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of $xxx and xx is in the amount of $xxx90. The xx reflected as per the payment history is in the amount of xx.
The reason for default is curtailment of income. The subject property is owner occupied. The borrower's intention is to keep the property.
No comments have been found regarding damage and repairs in servicing comments.
Update:
As per servicing comment dated xx/xx/2024, the xx still active.
As per servicing comment dated xx/xx/2024, foreclosure cancelled due to other reason.

Foreclosure Comments:As per the review of servicing comments, the foreclosure was initiated. The file was referred to an attorney on xx. The complaint was filed on xx. However, the foreclosure was put on as borrower had filed bankruptcy under chapter 13 on xx with case# xx. No further details have been found.
bankruptcy Comments:According to the xx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx. The bankruptcy was filed on xx, the bankruptcy amount is xx and the arrearage amount is xx. The plan was confirmed on xx. There is no comment indicating a cram down.	This step loan modification agreement was made between (borrower) xx (xx) xx on xx/xx/2017. The borrower promises to pay the new xx in the amount of xx with step interest rate starting at 2.000 % and new P&I in the amount of &726.532 beginning from xx/xx/2017. The new maturity date will be xx/xx/2057. This loan was modified twice.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in South Carolina State. The following required state disclosures are missing from the loan file.
1.Agent Preference Disclosure
2.Casualty Insurance Disclosure
3.Manufactured Home Loan  Disclosures"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx the subject xx was originated on xx.
The xx of the assignment has not been completed. The latest assignment is fromxx, Its Attorney-In-Fact to xx D/xx/A Mr.xx. However, the assignment is missing from xx D/xx/A Mr.xx to xx.

There is a water/sewer lien against property in the favor of xx in the amount of $xxxwhich was recorded on xx.

There is a xx against borrower in the favor of xx xx in the amount of $xxxch was recorded on xx/xx/2010.

xxual town taxes for the year 20xx are due in the amount of $xxxo delinquent taxes have been found.
According to the payment history as of xx, the borrower has been delinquent of xx months and the next due is xx. The last payment was received on xx and P&I in the amount of $xxx which was applied on xx with interest rate 2.000 % and xx in the amount of $xxx21.	Collections Comments:As per the servicing comments, the loan is in foreclosure. The reason for default is Illness of borrower. The current occupancy of borrower is owner occupied.
The borrower has been delinquent of xx months and the next due is xx. The last payment was received on xx and P&I in the amount of $xxx which was applied on xx with interest rate 2.000%.
The loan was modified on xx/xx/2014.
No details of bankruptcy have been found in the servicing comments.

Foreclosure Comments:As per the servicing comments, the foreclosure was initiated and referred to attorney on xx. The complaint file was filed on xx. No further details have been found.
bankruptcy Comments:Not Applicable	This step modification agreement was signed between the borrower xx andxx xxx, xx The loan has been modified once since origination. The loan modification was made on xx/xx/2014. According to the modified terms, the new principal xx is in the amount of xx. The borrower promises to pay $xxx with the rate of interest starting with 2.000 % beginning from xx/xx/2014. The new maturity date is xx/xx/2044. The interest bearing is in the amount of xx. There is no deferred xx. There is no principal forgiven.	Missing Required State Disclosures Notice of servicing traxxer	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "CT License Validation Test is failed."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CT License Validation Test: FAIL"
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Connecticut State. The following required state disclosures are missing from the loan file.

1.Appraisal Disclosure
2.2nd Liens = provide CT disclosure and comply with terms xx Insurance Disclosure
3.Interest Rate Disclosure
4.Lock-In Agreement Disclosure
5.Payoff Statement Disclosure
6.Legal RepresentationDisclosure
7.Non-Prime HUD ContactDisclosure
8.Non-Prime Notice of LoanTerms Disclosure
9.Interim Financing Disclosure"
								* Notice of servicing traxxer missing or unexecuted (Lvl 2) " servicing traxxer Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx shows that the subject xx was originated on xx.00, with xx as nominee for xx.
The xx of assignment has been completed. However the last assignment is fromxx xx, Its Attorneyin- Fact  to xx D/xx/A Mr.xx.
 There is xx lien active in the favor of xx for the amount is $xxx.12. The subject property is located in State Pennsylxxia which is super lien state. There is a risk of property getting foreclosed.
There is xx against the borrower in the favor of xx for the amount of $xxxich is more than 17% of loan amount.
There are xx liens against the borrower in the favor of xx for the amount of xx which is more than the original loan amount.
There is xx against the borrower in the favor of xx for the amount of xx which was recorded on xx/xx/2012.
There is xx against the borrower in the favor of xx for the amount of $xxx.52 which was recorded on xx/xx/2013.
20xx taxes are paid in the amount of $xxxdelinquent taxes are found.

As per the review of payment history as of xx, the borrower is delinquent with a loan for 41 months and the next due date for payment is xx/xx/2016. The last payment was received on xx in the amount of $xxx09 which was applied for due date xx/xx/2016. The current P&I is in the amount of $xxx and current xx is in the amount of $xxx09 with an interest rate of 3%. The current xx reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in foreclosure. As per the payment history as of xx, the borrower is delinquent with a loan for 41 months and the next due date for payment is xx/xx/2016. The last payment was received on xx in the amount of $xxx09 which was applied for due date xx/xx/2016. The current xx reflected as per the payment history is in the amount of xx.
The loan was reviewed for modification. However, the mod was denied due to payment reduction criteria was not met.
The reason for default is unemployment and decreased income. The subject property has been occupied xx the owner. The borrower's intention is to keep the property.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx and the complaint was filed on xx. However, the foreclosure was placed on hold due to mediation hearing on xx. No further details have been found.
bankruptcy Comments:According to the xx, the borrower xxph xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2014. The bankruptcy was filed on xx/xx/2014, the bankruptcy amount is xx and the arrearage amount is xx. The plan was confirmed on xx/xx/2014. The Debtor was supposed to pay to the Trustee the total sum of $xxx72 for months one (1) through six (6), then $xxxxx for months seven (7) through sixty (60). Total of Plan payments are xx. There is no comment indicating a cram-down. The xx was filed on xx/xx/2015 and the order was granted on xx. The bankruptcy was discharged on xx and the case was terminated on xx.	The loan was modified on xx/xx/2010 between the borrower xxph , xx. As per the modified terms, the new principal xx is xx. There are 4 steps of modification. The borrower promises to pay as per modified plan and the 1st step is $xxx monthly with a modified interest rate 2.000% beginning from xx/xx/2010, 2nd step is $xxx monthly with a modified interest rate 3.000% beginning from xx/xx/2015, 3rd step is $xxx monthly with a modified interest rate 4.000% beginning from xx/xx/2016, 4th step is $xxx51 monthly with a modified interest rate 4.750% beginning from xx/xx/2017, with a maturity date xx/xx/2042.	Affiliated Business Disclosure xx Escrow Acct Disclosure	2: Acceptable with Warnings	* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "xx Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx, the subject xx was originated on xx.00 withxx.
The xx of assignment has not been completed. Currently, the xx is with xx which was recorded on xx/xx/2013. However; it should be with xx.
Active liens and judgments against the borrower as follows:
There is an xx lien against the property in the amount of $xxx in favor of xx an xx which was recorded on xx/xx/2016.
1st and 2nd installments xx taxes for the year of 20xx are due in the total amount of $xxx	According to the review of payment history as of xx, the borrower is delinquent for 9 months. The last payment was received on xx, the payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of $xxx and xx is in the amount of $xxx. The xx reflected in the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. According to the review of payment history as of xx, the borrower is delinquent for 9 months. The last payment was received on xx, the payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of $xxx and xx is in the amount of $xxx. The xx reflected in the payment history is in the amount of xx.
This loan modification agreement was made between the borrower Lester Casoose and thexx on xx/xx/2017.
As per the comment dated xx, the reason for default is a curtailment of income.
As per the servicing comment dated xx, the subject property is in vacant condition. No damages or repairs have been found.

Foreclosure Comments:The foreclosure was initiated. As per the comment dated xx, the file was referred to an attorney on the same date. The date of complaint filed and judgment entered are unavailable. As per the comment dated xx, the foreclosure sale was scheduled for xx.  However, the foreclosure was put on hold as the borrower had filed bankruptcy chapter 13 on xx. No further details have been found.
bankruptcy Comments:According to the xx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx. The bankruptcy was filed on xx, the bankruptcy amount is xx and the arrearage amount is $xxx12. The chapter 13 plan was filed on xx and the Debtor sxxpay P&I to the trustee in the amount of $xxx00 for 60 months. The schedule D of xxx does not show any unsecured portion. There is no comment indicating a cramdown.	This loan modification agreement was made between the borrower and thexx on xx/xx/2017.
The borrower promises to pay the new xx in the amount of xx with an xxual fixed modified interest rate of 4.00% and new P&I is in the amount of $xxx beginning from xx/xx/2017 till the maturity date xx/xx/2057. The interest-bearing amount is xx. There is no provision for the xxalloon payment.
Affiliated Business Disclosure xx Escrow Acct Disclosure Notice of servicing traxxer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
Loan Data: xx Comparison Data: xx Variance: -$xxx
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated xx more than $xxxhis loan failed the TILA foreclosure rescission finance charge test.
Loan Data: xx Comparison Data: xx Variance: -$xxx
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated xx more than $xxx xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     " servicing traxxer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per the note loan origination date is xx/xx/2007, however; as per the HUD1 document settlement date is xx/xx/2007 which is different from the note date."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx shows that the subject xx was originated on xx.xx, with xx as nominee for xx, A Division of xx With Instrument# | xx.

The xx of assignment is not complete.  The latest assignment is to xx recorded on xx with Instrument# | xx.  Missing assignment to xx.

No active mortgages, liens or judgments found per the updated title report.

20xx/2020 taxes are due on xx/xx/2020 in the amount of $xxxle issue : NO
Lien position: xx	The payment history as of xx reflects the borrower is currently delinquent for 61 months and next due for the xx/xx/2014 payment. The last payment was applied on xx to the xx/xx/2014 payment. The P&I is in the amount of $xxxxx is in the amount of $xxxurrent xx reflected as per the payment history is in the amount of xx and the deferred xx per the loan modification reflects xx.	Collections Comments:The loan is currently in bankruptcy, on Foreclosure hold. The payment history as of xx reflects the borrower is currently delinquent for 61 months and next due for the xx/xx/2014 payment. The last payment was applied on xx to the xx/xx/2014 payment. The P&I is in the amount of $xxxxx is in the amount of $xxxurrent xx reflected as per the payment history is in the amount of xx and the deferred xx per the loan modification reflects xx.
The loan was modified on xx between the borrower xx.(“Servicer”) Loan Servicer for the xx, and xx.  with a new xx in the amount of xx of which xx is deferred and xx is the interest bearing amount at which will be repaid at a fixed rate of 4.625% with a P&I payment of $xxxnning xx/xx/2012 until the maturity date of xx/xx/2051.  The deferred xx of xx is due at maturity.
The reason for default is death of borrower’s son.  borrower's son was shot and killed in an altercation with the police on xx.xxAs a result, the borrower incurred funeral expenses and crashed his vehicle upon learning of the news, therexx incurring vehicle repair expenses.  Also, borrower reduced his hours at his work as a self-employed mechanic due to mourning of the loss of his son.  borrower has resumed working his regular work hours and believes he can maintain his payments on his bankruptcy as well as the xx payments on his 3 pieces of real xx.
Foreclosure proceedings began when the file was referred to the attorney on xx/xx/2017.  Foreclosure was then placed on hold due to the borrower filing bankruptcy on xx/xx/2017 that was dismissed on xx.xxThe borrower then filed the active bankruptcy case on xx and Foreclosure remains on hold.
According to the xx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx.xxhe bankruptcy was filed on xx, the bankruptcy amount is xx and the arrearage amount is xx. The Debtor sxxpay to the trustee the amount of $xxx1 to 6 months, $xxx7 to 60 months under chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx leaving no unsecured portion.  The Confxxtion Hearing is scheduled for xx.
Prior bankruptcy case# xx was filed on xx/xx/2017 and was dismissed on xx.xx
The subject property is located in the state of Californixx  The subject property is not owner occupied.  The borrower is residing in another one of his properties per the bankruptcy documents: xx(duplex) and borrower resides in one of the units.

Foreclosure Comments:Foreclosure proceedings began when the file was referred to the attorney on xx/xx/2017.  Foreclosure was then placed on hold due to the borrower filing bankruptcy on xx/xx/2017 that was Dismissed on xx.xxThe borrower then filed the active bankruptcy case on xx and Foreclosure remains on hold.
bankruptcy Comments:According to the xx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx.xxhe bankruptcy was filed on xx, the bankruptcy amount is xx and the arrearage amount is xx. The Debtor sxxpay the trustee the amount of $xxx1 to 6 months, $xxx7 to 60 months under chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx leaving no unsecured portion.  The Confxxtion Hearing is scheduled for xx.
		Prior bankruptcy case# xx was filed on xx/xx/2017 and was dismissed on xx.xx	The loan was modified on xx between the borrower xxand xx.(“Servicer”) Loan Servicer for the xx, and xx. with a new xx in the amount of xx of which xx is deferred and xx is the interest bearing amount at which will be repaid at a fixed rate of 4.625% with a P&I payment of $xxxnning xx/xx/2012 until the maturity date of xx/xx/2051. The deferred xx of xx is due at maturity.	HUD-1 Closing Statement Missing Dicsloures	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD 1 is missing from loan file values are updated from Itemization. Itemization locator "65862xx_W9_AC8F74E4-2638-463xx457-C7CFAC95Cxx29 pg#3"."	* Missing Required Disclosures (Lvl 2) "The List of Service Providers is missing from the file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx, the subject xx was originated on xx. for the amount of xx which was recorded on xx/xx/2008.
The xx of assignment has been completed. Currently, the assignment is from xx to xx D/xx/A Mr.xx which was recorded on xx.
There are two xx liens against the borrower, “xx” in the favor of xx for the total amount of xx which was recorded on xx/xx/2012 and xx respectively.
xx and second installments of xx taxes for the year of 20xx have been paid in the amount of $xxx, any prior year delinquent taxes have been found.
According to the latest payment history as of xx, the borrower is currently delinquent for 15 months and the next due date is xx. The last payment was received on xx in the amount of $xxx45 which was applied for the due date of xx. The unpaid principal xx is reflected in the amount of xx. The current interest rate is 3.500 % and P&I is $xxx.	Collections Comments:The loan is currently in foreclosure and the next due date is xx. The last payment was received on xx in the amount of $xxx45 which was applied for the due date of xx. The unpaid principal xx is reflected in the amount of xx. The current interest rate is 3.500 % and P&I is $xxx.
According to comment dated xx, the foreclosure was initiated in 20xx and the file was referred to an attorney on xx. According to notice of foreclosure document located at “xx”, the complaint was filed on xx with the case #xx. According to document located at “xx”, the judgment was entered on xx. The service was completed on xx. The foreclosure was put on hold due to xx delay on xx. According to comment dated xx, there was title issue. The comment dated xx states that the title issue has been resolved. Scrivener's Error Affidavit has been recorded. xxid calculation was completed on xx. According to comment dated xx, the sale was scheduled on xx. According to comment dated xx, the sale has been cancelled due to bankruptcy filing. The borrower, "xx" had filed bankruptcy under chapter 13 with the case# xx on xx. However, the case was dismissed on xx due to being failed to file the documents. The collection comments are available till xx. There is possixxility of foreclosure sale schedule.
According to comment dated xx, the subject property is owner occupied. No latest xx report has been found in the loan file. No comment pertaining damage to the subject property has been oberved.

Foreclosure Comments:
According to comment dated xx, the foreclosure was initiated in 20xx and the file was referred to an attorney on xx. According to notice of foreclosure document located at “xx”, the complaint was filed on xx with the case #xxCH13675. According to document located at “xx”, the judgment was entered on xx. The service was completed on xx. The foreclosure was put on hold due to xx delay on xx. According to comment dated xx, there was title issue. The comment dated xx states that the title issue has been resolved. Scrivener's Error Affidavit has been recorded. xxid calculation was completed on xx. According to comment dated xx, the sale was scheduled on xx. According to comment dated xx, the sale has been cancelled due to bankruptcy filing. The borrower, "xx" had filed bankruptcy under chapter 13 with the case# xx on xx. However, the case was dismissed on xx due to being failed to file the documents. The collection comments are available till xx. There is possixxility of foreclosure sale schedule.

bankruptcy Comments:The borrower, "xx" had filed bankruptcy under chapter 13 with the case# xx on xx. However, the case was dismissed on xx due to being failed to file the documents.	This modification agreement was made on xx/xx/2017 between the borrower “xx” and the xx "xx.”. As per the modified terms, the new principal is xx. The borrower has promised to pay P&I in the amount of $xxx with an interest rate of 3.500% beginning from xx/xx/2017 till maturity date of xx/xx/2057.	Affiliated Business Disclosure Missing Required State Disclosures Notice of servicing traxxer	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.
1.IL Collateral Protection Insurance Notice
2.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "Notice of  servicing traxxer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* ROR not hand dated xx borrower(s) (Lvl 2) "ROR is not hand dated xx the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
The review of the updated title report dated xx shows that the subject xx was originated on xx.00, in favor of xx as nominee for xx,xx.  recorded in Instrument# xx.
The xx of assignment has not been completed. The current assignments are With xx recorded on xx/xx/2014.
There are xx are follows,

xx and second xx against the borrower in the favor of xx for the amount of xx which was recorded on xx/xx/2017 and xx.
Third xx against the borrower in the favor of xx
xx, spouse and the amount is not mentioned which was recorded on xx/xx/2017.
Fourth xx against the borrower in the favor of xx, his wife for the amount of $xxxch was recorded on xx.
There is xx lien is active against the borrower,xx in the favor of Department of the xx Service in the amount of $xxxcorded on xx. Last four digits of SSN# xx provided on the certified copy of the lien does match with the SSN# of borrower “xx”.
 xxual xx taxes for the year 20xx have been paid in the amount of $xxx.29

No prior year delinquent taxes have been found.

As per the review of payment history as of xx,the borrower is delinquent with loan for 33 months and the next due date for payment is xx/xx/2016. The last payment was received on xx in the amount of $xxx01 which was applied for due date xx/xx/2016. The current P&I is in the amount of $xxx01 and current xx is in the amount of $xxx97 with an interest rate of 5.000%.The current xx reflected as per the payment history is in the amount of xx.

Collections Comments:The loan is currently in bankruptcy, ,the borrower is delinquent with loan for 33 months and the next due date for payment is xx/xx/2016. The last payment was received on xx in the amount of $xxx01 which was applied for due date xx/xx/2016. The current P&I is in the amount of $xxx01 and current xx is in the amount of $xxx97 with an interest rate of 5.000%.The current xx reflected as per the payment history is in the amount of xx.
The loan was modified on xx between the borrower xx  andxx. The new modified principal xx as per modification is in the amount of xx with interest rate of 5.000 % and the borrower promises to pay P&I in the amount of $xxx01 beginning from xx. The maturity date as per modification is xx/xx/2051. There is no principal forgiven amount. This loan was modified once.
According to the xx report, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2015.The plan was confirmed on xx.The bankruptcy was filed on xx/xx/2016, the bankruptcy amount is $xxxd the arrearage amount is xx. The chapter-13 is converted into chapter-xx on xx. As per amended chapter-xx plan which is located at “xx” states under Class -1.The unsecured Claim principal is xx of severus xx. The Debtor proposes to repay the dexxt over term of30 years at 4.50% interest rate with monthly payments of principal and interest of $xxx
As per collection comments, the foreclosure was initiated. The file was referred to attorney on xx.The re-projected the step Complaint Filed to xx.However, the foreclosure was put on hold as due to borrower filed bankruptcy on xx/xx/2017.. No further details have been found..
As per collection comments, the reason for default is unable to be determined. As per collection comments dated xx, the current occupancy is owner occupied.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Foreclosure Comments:As per collection comments, the foreclosure was initiated. The file was referred to attorney on xx.The re-projected the step Complaint Filed to xx.However, the foreclosure was put on hold as due to borrower filed bankruptcy on xx/xx/2017.. No further details have been found.
bankruptcy Comments:According to the xx report, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2015. The plan was confirmed on xx. The bankruptcy was filed on xx/xx/2016, the bankruptcy amount is $xxxd the arrearage amount is xx. The chapter-13 is converted into chapter-xx on xx. As per confirmed chapter-xx plan filed on xx, the Debtor proposes to repay the dexxt over term of 30 years at a 4.50% interest rate with monthly payments of principal and interest of $xxxhe date of last filing is xx.	The loan was modified on xx between the borrower xxandxx. The new modified principal xx as per modification is in the amount of xx with interest rate of 5.000 % and the borrower promises to pay P&I in the amount of $xxx01 beginning from xx. The maturity date as per modification is xx/xx/2051. There is no principal forgiven amount. This loan was modified once.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test: FAIL xx -$xxx
This loan failed the TILA finance charge test.( 12 CFR §1026.xx(d)(1) , traxxerred from 12 CFR §226.xx(d)(1) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is
understated xx more than $xxx* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL xx -$xxx
This loan failed the TILA finance charge test.( 12 CFR §1026.xx(d)(1) , traxxerred from 12 CFR §226.xx(d)(1) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is
understated xx more than $xxx* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at xx, following state disclosures are missing from the loan files.
Anti-Coercion Notice
Title Insurance Disclosure
Radon Gas Disclosure
Insurance Sales Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx shows that the subject xx was originated on xx.00, with xx as nominee for xx.
The xx of assignment has been not been completed as the xx is currently with xx D/xx/A MR.xx instead of current assignee xx.
There are 2 judgments against the name of borrower as follow.
xx was recorded on xx in the amount of $xxxfavor of xx.
Second was recorded on xx/xx/2017 in the amount of $xxxfavor of xx.

1st installments of xx taxes for 20xx have been paid on xx in the amount of $xxxd installments of xx taxes for 20xx are due on xx in the amount of $xxx prior year delinquent taxes have been found.
Review of latest payment history as of xx shows that the loan is in delinquency for 10 months. The last payment was received on xx total in the amount of $xxx with interest rate of 5.50% and P&I in the amount of $xxx for the due date of xx. The next due date is xx. The latest payment history reflects the xx in the amount of xx.	Collections Comments:The loan is in delinquency for 10 months. The last payment was received on xx total in the amount of $xxx with interest rate of 5.50% and P&I in the amount of $xxx for the due date of xx. The next due date is xx. The latest payment history reflects the xx in the amount of xx.
The loan has been modified twice since origination. xx the loan was modified on xx/xx/2015 which is located at “xx”. The latest loan was modified with an effective date of xx and according to the mod the new principal xx is xx with a fixed amortization and new interest rate is 5.50%. The borrower had given promise to pay P&I in the amount of $xxx which had begun from xx and ends with the maturity date of /xx/2058.

As per available documents and servicing comments the foreclosure was initiated on property. The file was referred to attorney on xx/xx/2017 and the complaint was filed on xx. As per comment dated xx the sale scheduled for xx was cancelled due to the bankruptcy filed xx Debtor on xx with case#xx. The loan is in active bankruptcy. No further comments have been found regarding foreclosure proceedings.

According to the xx, the borrower “xx ” had filed bankruptcy under chapter 13 with the case# xx on xx. The bankruptcy was filed on xx with the secured claim amount of xx and the arrearage in the amount of $xxx89. The plan was confirmed on xx and as per plan dated xx Debtor sxxpay arrears with monthly payment of $xxx and regular monthly payment $xxx. The amended plan was filed on xx which reflects monthly arrearage payment $xxx and current installment payment $xxx. As of xx the amended plan was not confirmed.

The reason for default is not mentioned in available servicing comments. The subject property is owner occupied and no visible damages were reported.

Foreclosure Comments:As per available documents and servicing comments the foreclosure was initiated on property. The file was referred to attorney on xx/xx/2017 and the complaint was filed on xx. As per comment dated xx the sale scheduled for xx was cancelled due to the bankruptcy filed xx Debtor on xx with case#xx. The loan is in active bankruptcy. No further comments have been found regarding foreclosure proceedings.
bankruptcy Comments:According to the xx, the borrower “xx” had filed bankruptcy under chapter 13 with the case# xx on xx. The bankruptcy was filed on xx with the secured claim amount of xx and the arrearage in the amount of $xxx89. The plan was confirmed on xx and as per plan dated xx Debtor sxxpay arrears with monthly payment of $xxx and regular monthly payment $xxx. The amended plan was filed on xx which reflects monthly arrearage payment $xxx and current installment payment $xxx. As of xx the amended plan was not confirmed.	The loan has been modified twice since origination. xxly the loan was modified on xx/xx/2015 which is located at “xx”. The latest loan was modified with an effective date of xx and according to the mod the new principal xx is xx with a fixed amortization and new interest rate is 5.50%. The borrower had given promise to pay P&I in the amount of $xxx which had begun from xx and ends with the maturity date of /xx/2058.	Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "The list of service provider disclosure is missing from the loan file."
								* Missing Required State Disclosures (Lvl 2) "The subject property is located in VA State and the required disclosure “Copy of Appraisal or Statement of Appraised Value” is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:unavailable Date:unavailable Type:unavailable	Value:unavailable Date:unavailable Type:unavailable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx, the subject xx was originated on xx.00 with xx as nominee for xx
The xx of xx assignment has been completed. Currently, the xx assignment is with xx D/xx/A Mr.xx recorded on xx.

There are 3 xx/USA/DOJ liens against xx in the total amount of $xxxd xx United States xxx recorded on xx/xx/2010, xx/xx/2010 and xx. The further information such as borrower SSN number, DOB and subject property address is not available with judgment documents. We cxxot confirmed about these judgments whether it against the subject borrower or not.

The 1st, 2nd and 3rd installments of Combined taxes have been paid in the total amount of $xxx the year of 20xx.

The 4th installment of Combined taxes is due on xx in the amount of $xxx the year of 20xx.
The 1st and 2nd installment of Combined taxes is due on xx/xx/2020 and xx/xx/2020 in the amount of $xxx the year of 2020.

The 3rd installment of utility charges is delinquent in the amount of $xxxxx. The good through date was xx.

The 4th installment of utility charges is due in the amount of $xxxon xx.
The review of payment history as of dated xx shows that borrower is delinquent for more than 9 months. The next payment is due on xx. The last P&I payment was received on xx in the amount of $xxx with the interest rate of 4.00% which was applied for the due date of xx. The current unpaid principal xx is in the amount of xx.	Collections Comments:As per servicing collection comments the loan is in collections. The review of payment history as of dated xx shows that borrower is delinquent for more than 9 months. The next payment is due on xx. The last P&I payment was received on xx in the amount of $xxx with the interest rate of 4.00% which was applied for the due date of xx. The current unpaid principal xx is in the amount of xx.
xx    (Debtor) and xx  (Joint Debtor) had filed bankruptcy under chapter-7 on xx/xx/2016 with the case#xx. The bankruptcy was not. The Debtors were discharged on xx/xx/2016. The date of last filing was 1xx.
Foreclosure Comments:Not Applicable
bankruptcy Comments:xx (Debtor) and xx (Joint Debtor) had filed bankruptcy under chapter-7 on xx/xx/2016 with the case#xx. The bankruptcy was not. The Debtors were discharged on xx/xx/2016. The date of last filing was 1xx.	Loan modification agreement was made between xx C and xx (xx) on xx/xx/2016. As per agreement the new principal xx is in the amount of xx. The borrower had promised to pay P&I in the amount of $xxx with the interest rate of 4.00% which was started on xx/xx/2016. The maturity date of agreement is xx/xx/2056.	Affiliated Business Disclosure Missing Required State Disclosures Notice of servicing traxxer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease risk indicator is moderate.
The state regulations test failed.
This loan failed the New Jersey xxanker or Correspondent xxanker License prohixxited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Compliance Ease State regulations failed.
This loan failed the New Jersey xxanker or Correspondent xxanker License prohixxited fees test."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in “New Jersey” State. The following disclosures are missing in the loan file.
1)NJ Attorney Disclosure
2)Unacceptability of Insurance Notice
3)Attorney Disclosure II
4)Tax xxill Information
5)Private Well Testing
6)Choice of Insurer Disclosure
7)Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "Notice of  servicing traxxer disclosure is missing in the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing in the loan file."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of updated title report dated xx shows that the subject xx was originated on xx.xx  The xx of assignment has not been completed as the current assignee is xx D/xx/A Mr.xx instead of “xx”. No active judgments and liens found on the updated title report.
20xx 1st Installment of xx Taxes has been paid in the amount of $xxx 2nd installment paid in on xx in the amount of $xxx prior years delinquent taxes found.
available 2 payment histories provided from xx/xx/2016 till xx shows that the borrower is delinquent for xx Months and next payment due date is xx. The last payment was received on xx in the amount of $xxx which was applied for the due date on xx.The current xx is in the amount of xx.	Collections Comments:The loan is currently in the bankruptcy the next due date is xx. The last payment was received on xx in the amount of $xxx which was applied for the due date of xx. The current unpaid principal xx is xx. The current interest rate is 5.000 % and P&I is $xxx.
Comment dated xx located on (xx) shows reason for default of borrower is an excessive oxxligations. Same comment dated also reveals that the servicer discussed multiple plans with the borrower like repayment plan, Reinstatement, Forbearance, Modification, Short Sale, and Deed-In-Lieu and currently no modification or any repayment plan active on the loan file. subject property is Owner occupied. No comment pertaining damage to the subject property has been oberved. No latest xx report has been found in the loan file.
Comment dated xx reveals file has referred to the Attorney on 0xx. xx filed complaint in the case number xxon xx. Sale date evidences not reflected in the available servicing comments. Latest comment dated xx shows Foreclosure file placed on hold due to active bankruptcy is still active on the loan file.
Update:
As per the collection comment dated xx/xx/2024, the bankruptcy chapter 13 with the case #xx was discharged.
No additional information was found in the collection comments.

Foreclosure Comments:Comment dated xx reveals file has referred to the Attorney on 0xx. xx filed complaint in the case number xx on xx. Sale date evidences not reflected in the available servicing comments. Latest comment dated xx shows Foreclosure file placed on hold due to active bankruptcy is still active on the loan file.
bankruptcy Comments:Debtor xx had filed bankruptcy under chapter-13 with the case# xx on xx and the plan was confirmed on xx. Proof of Claim was filed xx D/xx/A Mr.xx on xx, in the secured claim amount xx and an arrearage in the amount of $xxx14. Schedule D in xxx dated xx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was $xxx0.00. However, unsecured portion remained as $xxx	Modification agreement was made between xx xx (xx) on xx with a new principal xx of xx with fixed rate of 5.000%. The borrower promised to pay monthly P&I payment in the amount of $xxx beginning on xx and ends with the maturity dated xx/xx/2058. There is no deferred and forgiven amount reflected in the Modification agreement.	Good Faith Estimate Missing Required State Disclosures Origination Appraisal	2: Acceptaxxle with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the TILA finance charge test, TILA foreclosure rescission finance charge test it also failed the RESPA originator compensation validation test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test due to the finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated xx more than $xxxis loan failed the TILA foreclosure rescission finance charge test due to the finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated xx more than $xxxalso failed RESPA originator compensation validation test. This loan contains a fee or fees where "compensation to" is set to either "xx" or "xxroker," but this fee or fees should not be retained xx the xx or xxroker."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test due to the finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated xx more than $xxxis loan failed the TILA foreclosure rescission finance charge test due to the finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated xx more than $xxx Good Faith Estimate missing or unexecuted (Lvl 2)     "FInal GFE is missing from loan file."
* xx Good Faith Estimate is Missing (Lvl 2)     "xx GFE is missing from loan file."
* xx Txx in Lending Disclosure is Missing (Lvl 2)     "xx TIL is missing from loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from loan file Document located on (660889858_PS.IMAGES_DF1347xxF-7066-473D-xx458-2FxxD58C2FC51.tif) also showing that the same."
* Missing Required Disclosures (Lvl 2)     "List of Servicer provider is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "below state disclosures are missing from loan file;
below State Disclosures are missing from loan file;
								Equal Credit Availability Notice, Insurance Tying Disclosure, Non-Deposit Insurance Disclosure"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
Updated title report as of xx shows subject xx was originated on xx. xx of assignment is complete as current assignee is xx.
No active judgments or liens were found.
Status for RE Taxes:  xxual RE Taxes for lot#xx and lot#xx in the amount of $xxx paid on xx.

The Payment History dated as of xx reveals that the borrower has been delinquent since xx. The last payment was received on xx in the amount of $xxx83 and it was applied for the due date xx. The current P&I is $xxx41 and rate of interest is 3.50%. The current unpaid principal xx is in the amount of xx.	Collections Comments:The loan is currently in active bankruptcy and the next due for the payment is xx. The foreclosure was put on hold because the borrower filed bankruptcy chapter 13 with case # xx on xx.
No foreclosure scheduled sale date was found.
No comment indicating any damage or repair to the subject property was found.

Update:
As per the collection comment dated xx/xx/2022, the foreclosure was dismissed.
No additional information was found in the collection comments.
Foreclosure Comments:According to servicing comment dated xx, the loan file was referred to an attorney for foreclosure. Foreclosure waslater delayed due to missing assignment of xx. Collection comment dated xx shows that foreclosure complaint was filed.  Foreclosure file was later placed on hold due to bankruptcy.
bankruptcy Comments:As per xx records, the borrower had filed bankruptcy under Chapter 13 , Case # xx on xx and the plan was confirmed on xx.  Schedule A reflects current value of the collateral in the amount of xx.  Chapter 13 plan filed on xx states that borrower wishes to cure prexx arrears in the amount of xx making payment monthly.

The loan modification agreement was made on xx/xx/2016 between borrower , xxph xx xx, xx xx and Servicer xx. As per modified terms, the borrower promises to pay new xx in the amount of xx with fixed interest at the rate of 3.500% from xx/xx/2017. The new maturity date will be xx/xx/2057.	Affiliated Business Disclosure xx Escrow Acct Disclosure Notice of servicing traxxer	2: Acceptaxxle with Warnings	* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The xx escrow account disclosure is missing from the loan file."
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "The  servicing traxxer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated Business agreement disclosure is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
The review of the updated title report dated xx shows that the subject xx was originated on xx.
The xx of assignment has not been completed. The current assignment is with xx, which was recorded on xx. However, it should have been with xx.
There is a junior xx against the subject property in the favor of Illinois Housing Development Authority, in the amount of xx which was originated on xx.
No active judgments or liens have been found.
The xx and second installment xx taxes of 20xx have been paid in the total amount of $xxx prior year's delinquent taxes have been found.

According to the payment history as of xx, the borrower has been delinquent for 14 months and the next due date for payment is xx. The last payment was received on xx in the amount of $xxx25, which was applied for xx. The current xx reflected as per the payment history is in the amount of xx.	Collections Comments:According to the servicing comments, the loan is in bankruptcy.

According to the payment history as of xx, the borrower has been delinquent for 14 months and the next due date for payment is xx. The last payment was received on xx in the amount of $xxx25, which was applied for xx. The current xx reflected as per the payment history is in the amount of xx.

Reason for default is unable to be determined.

The comments history shows that the subject property is owner-occupied.

No xx and inspection reports have been provided.

Foreclosure Comments:According to collection comment dated xx, the foreclosure was initiated in 20xx and the file was referred to an attorney on xx. The complaint was filed on xx. The service was completed on xx. The judgment was entered on xx. The sale was scheduled on xx. However, it was put on hold as the borrower had filed the bankruptcy on xx.
bankruptcy Comments:According to the xx, the borrower xx had filed the bankruptcy under chapter-13 with the case# xx on xx. The bankruptcy was filed on xx with the secured claim amount of xx and the amount of arrearage was xx. The plan was confirmed on xx. The Debtor sxxpay to the trustee the sum of $xxx monthly for 60 months under chapter 13. The motion for relief was filed on xx and order was granted on xx. The date of last filing is xx.	According to the modification, the loan was modified on xx/xx/2014 between the borrower xx Servicer xx. The new modified principal xx as per modification is in the amount of xx with the interest rate starting at 4.625%. The borrower promises to pay P&I in the amount of $xxx, beginning from xx/xx/2014. The maturity date as per modification is xx/xx/2054.
The prior modification was done on xx/xx/2010.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptaxxle with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test & the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL, Loan Data: xx, Comparison Data: xx & Variance: -$xxx.
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated xx more than $xxxTILA Foreclosure Rescission Finance Charge Test: FAIL, Loan Data: xx, Comparison Data: xx & Variance: -$xxx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated xx more than $xxx Missing Required Disclosures (Lvl 2)     "The service provider disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Illinois State. The following required state disclosures are missing from the loan file:
1. IL Collateral Protection Insurance Notice.
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated Business form is missing from loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx shows that the subject xx was originated on xx.xx, in favor of xx as nominee forxxrecorded in Instrument# xx.
The xx of assignment has been completed. The current assignment is with xx recorded on xx/xx/2014 with Instrument# xx.
There is junior xx which was originated on xx.xx, in favor of xx recorded in Instrument# xx.
There are 4 state tax liens against the borrower in the total amount of $xxxvor of State of Indiana - xx. The SSN# is not provided to validate the liens.
There are 4 judgments described as follows:
xx judgment is in favor of xx recorded on xx in the amount of $xxxnd judgment is in favor of One xx recorded on xx/xx/2013 in the amount of $xxxd judgment is in favor ofxxrecorded on xx/xx/2014 in the amount of $xxxth judgment is in favor of xx
of Nw Indiana, xx recorded on xx in the amount of $xxxor year delinquent taxes have been found. 2nd installment of Combined taxes for the year 20xx is due on xx in the amount of $xxx	As per the review of payment history as of xx, the borrower is delinquent with a loan for 37 months and the next due date for payment is xx/xx/2016. The last payment was received on xx in the amount of $xxxh was applied for due date xx/xx/2016. The current P&I is in the amount of $xxxcurrent xx is in the amount of $xxx an interest rate of 4.5%. The current xx reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per the payment history as of xx, the borrower is delinquent with a loan for 37 months and the next due date for payment is xx/xx/2016. The last payment was received on xx in the amount of $xxxh was applied for due date xx/xx/2016. The current xx reflected as per the payment history is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
The reason for default, subject property occupancy is not mentioned in collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2016 and the complaint was filed on xx/xx/2016. The foreclosure judgment was entered on xx in the amount of xx. The foreclosure sale was scheduled for xx. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx.xxo further details have been found.
bankruptcy Comments:According to the xx, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx.xxhe bankruptcy was filed on xx, the bankruptcy amount is xx and the arrearage amount is xx. The Debtor sxxpay the trustee $xxxweek for 49.5 months under Chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. There is no comment indicating a cram-down.	The loan was modified on xx/xx/2015 between the borrower xx and servicer xx. The new modified principal xx as per modification is in the amount of xx of which interest-bearing amount is xx and the deferred xx is xx. The modified interest rate is 4.5% and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2015. The maturity date as per modification is xx/xx/2055.	2: Acceptaxxle with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of xx Institutions to begin regulation of xxoth xx and Subordinate lien xx lending under the xx Lien xx Lending License and Subordinate Lien xx Lending License.
As a result, xxs will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated
xxC, Consumer Loan License, Consumer Loan License xxC, or the Exemption Letter xxC. The Indiana xx Lien xx Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xxx, 2009.
IN License Validation Test: FAIL"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the Indiana license validation test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
								The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated xx more than $xxx Foreclosure Rescission Finance Charge Test: Loan Data xx Comparison Data xx Variance -$xxx"		Moderate	Pass	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
The review of the updated title report dated xx shows that the subject xx was originated on xx.00, in favor of xx as nominee for xx Home
Loan xx recorded in Instrument# xx

The xx of assignment has been completed. The current assignments are With xx
xx recorded on xx/xx/2010.
No active liens and judgments have been found.
 xxual xx taxes for the year 20xx have been paid in the amount of $xxxo prior year delinquent taxes have been found.
As per the review of payment history as of xx, the borrower is delinquent with loan for 22 months and the next due date for payment is xx/xx/2017. The last payment was received on xx in the amount of $xxx which was applied for due date xx/xx/2017. The current P&I is in the amount of $xxx and current xx is in the amount of $xxx with an interest rate of 4.000% .The current xx reflected as per the payment history is in the amount of xx.

Collections Comments:The loan is currently in bankruptcy, the borrower is delinquent with loan for 22 months and the next due date for payment is xx/xx/2017. The last payment was received on xx in the amount of $xxx which was applied for due date xx/xx/2017. The current P&I is in the amount of $xxx and current xx is in the amount of $xxx with an interest rate of 4.000% .The current xx reflected as per the payment history is in the amount of xx.
 The loan was modified on xx/xx/2016 between the borrower xx andxx. The new modified principal xx as per modification is in the amount of xx with interest rate of 4.000 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2016. The maturity date as per modification is xx/xx/2056. There is no principal forgiven amount. This loan was modified twice.
According to the xx report, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx.The plan was confirmed on xx.The bankruptcy was filed on xx, the bankruptcy amount is xx and the arrearage amount is xx. As per the amended chapter13 plan, the Debtor sxxpay to the trustee in the amount of $xxx for 4 months, $xxx for 55 months $xxx for 1 month.No further details have been found.

As Per Collection Comments, the reason for default is unemployment. The subject property has been occupied xx the owner. The borrower's intention is to keep the property.

As per collection comments, the foreclosure was initiated. The file was referred to attorney on xx/xx/2017.The complaint was filed on xx/xx/2017. The judgment was entered on xx/xx/2017.The sale has been scheduled on xx.However, the foreclosure was put on hold as borrower filed bankruptcy xx/xx/2017.No further details have been found.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Foreclosure Comments:As per collection comments, the foreclosure was initiated. The file was referred to attorney on xx/xx/2017.The complaint was filed on xx/xx/2017. The judgment was entered on xx/xx/2017.The sale has been scheduled on xx.However, the foreclosure was put on hold as borrower filed bankruptcy xx/xx/2017.No further details have been found.
bankruptcy Comments:According to the xx, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx.The plan was confirmed on xx.The bankruptcy was filed on xx, the bankruptcy amount is xx and the arrearage amount is xx. As per the amended chapter13 plan, the Debtor sxxpay to the trustee in the amount of $xxx for 4 months, $xxx for 55 months $xxx for 1 month.No further details have been found.	The loan was modified on xx/xx/2016 between the borrower xxA andxx. The new modified principal xx as per modification is in the amount of xx with interest rate of 4.000 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2016. The maturity date as per modification is xx/xx/2056. There is no principal forgiven amount. This loan was modified twice.	Affiliated Business Disclosure Final Txx in Lending Discl. Missing Required State Disclosures Notice of servicing traxxer	2: Acceptaxxle with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "IN License Validation Test: FAIL
This loan failed the Indiana license validation test. (IN HEA 1359, Ind. Code § 24-4.5-1-101, Ind. Code § 24.4.4-1-101)

Indiana House Enrolled Act 1359 requires the Indiana Department of xx Institutions to begin regulation of xxoth xx and
Subordinate lien xx lending under the xx Lien xx Lending License and Subordinate Lien xx Lending"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA APR Test: FAIL Loan Data 0.000% Comparison Data 8.175% Variance-8.175%\
This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , traxxerred from 12 CFR §226.22(a)(2), (4) )
The xxual percentage rate (APR) is 8.175%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point axxove or below the APR as determined in accordance with the actuarial method.
IN License Validation Test: FAIL
This loan failed the Indiana license validation test. (IN HEA 1359, Ind. Code § 24-4.5-1-101, Ind. Code § 24.4.4-1-101)

Indiana House Enrolled Act 1359 requires the Indiana Department of xx Institutions to begin regulation of xxoth xx and
Subordinate lien xx lending under the xx Lien xx Lending License and Subordinate Lien xx Lending"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL Loan Data 0.000% Comparison Data 8.175% Variance-8.175%\
This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , traxxerred from 12 CFR §226.22(a)(2), (4) )
The xxual percentage rate (APR) is 8.175%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point axxove or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Indiana , following state disclosures are missing from the loan files.
Hazard Insurance Disclosure
xx Consumer Credit Protection Act Disclosure
Insurance Freedom of Choice Disclosure"
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "The notice of  servicing traxxer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated Business disclosure is missing from the loan file."
								* ROR not hand dated xx borrower(s) (Lvl 2) "ROR is not hand dated xx all borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx reflects that the subject xx was originated on xx.xx in the amount of xx, which was recorded on xx/xx/2007.
The xx of the assignment has been completed. The latest assignment is fromxx, USA xx to xx which was recorded on xx/xx/2010. However, the missing assignment is to xx
There is notice of water/sewer lien open against the subject property which is due from xx/xx/2005 to xx/xx/2013 is in the favor of xx District in the amount of $xxxch was recorded on xx/xx/2013.
 xxual xx taxes for the year of 20xx have been paid on xx in the amount of $xxxprior years delinquent taxes have been found.
According to a review of the payment history as of xx, the borrower is currently delinquent for 8 months and the next due date for the regular payment is xx. The last payment was received on xx in the amount of $xxx, which was applied for the due date of xx. The xx reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the bankruptcy and the next due for the regular payment is xx. The last payment was received on xx, in the amount of $xxx which was applied for xx. The xx reflected in the payment history is in the amount of xx.
unable to determine the reason for the default and intention of the borrower from the available servicing comments.
No loss mitigation activity has been initiated.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied xx the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated. The foreclosure file was referred to an attorney on xx; however, the foreclosure file was put on hold the borrower  “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx.
bankruptcy Comments:According to the xx report, the borrower “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx and the plan was confirmed on xx. The bankruptcy was filed xx the creditor xx on xx with the bankruptcy amount of xx and the amount of arrearage is $xxx72. As per the order confirming chapter 13 plan the Debtor was supposed to pay to the trustee in the amount of $xxx for the period of 60 months for the total amount of xx to the trustee. No comment has been found indicating a cram-down. Last time bankruptcy was filed on xx.	The Loan modification agreement was made on xx, between the borrower “xx Johson” and the xx “xx". The borrower promises to make a monthly payment of $xxx with the rate of interest 4.875%, beginning from xx till the maturity date of xx/xx/2038. The new principal xx stated in the Modification is in the amount of xx.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptaxxle with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the grace period test.
This loan failed the xx lien origination fee test.
This loan failed the xx lien prohixxited fees test.
This loan failed xxroker Fees Test.
This loan failed the origination fee and xxroker fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the grace period test.
The loan has a grace period that does not conform to the requirements for the xx's license type in the state where the property is located.
Grace Period Test: FAIL Loan Data10Days Comparison Data  15Days Variance -5Days.

This loan failed the xx lien origination fee test.
The loan charges more than a 1% origination fee (whether from the xxuyer or the seller).
Origination Fee xx Lien Test: FAIL Loan Data $xxx00 Comparison Data  $xxx Variance +$xxx.

This loan failed the xx lien prohixxited fees test.
The loan has fees that are prohixxited for this license type.
No xx sxxcharge, require, or receive any points or other fees of any nature whatsoever, except insurance and a 1%
origination fee, whether from the xxuyer or the seller or any other person, except that the xx may charge xxona fide expenses paid xx the xx to any other person or entity for services actuxx performed in connection with a loan. In addition, if the loan is for the construction or improvement of residential real xx, the xx may charge a fee not to exceed 1% of the loan amount for inspection and disxxursement of the proceeds of the loan to third parties.
This means that fees are prohixxited unless specificxx allowed (as described axxove). Some fees may be considered prohixxited compensation to the xx unless the "Compensation To" xx indicate otherwise.
Prohixxited Fees xx Lien Test: FAIL Loan Data $xxx Comparison Data  $xxxariance +$xxx.

This loan failed the xxroker fees test due to one or more of the following findings:
The loan has DIDMCA preemption selected, collects fees from the borrower that directly compensate the xxroker and the sum of all xxroker fees is greater than 1%; or
The loan does not have DIDMCA preemption selected and collects xxroker fees in any amount from xxoth the xx and the borrower; or
The loan does not have DIDMCA preemption selected and the sum of all xxroker fees paid xx the borrower exceeds 1%;
or
The loan does not have DIDMCA preemption selected or defaulted and the sum of all xxroker fees paid xx the xx exceeds 1%.
For this loan:
The fees collected from the borrower that directly compensate the xxroker are $xxx00;
The fees collected from the xx that directly compensate the xxroker are $xxxThe total fees collected from xxoth the borrower and the xx that directly compensate the xxroker are $xxx00.
xxroker Fees Test: FAIL Loan Data $xxx00 Comparison Data $xxx Variance +$xxx00.

This loan failed the origination fee and xxroker fee test.
Origination Fee & xxroker Fee Test: FAIL Loan Data $xxx00 Comparison Data $xxx Variance +$xxx00."
* Missing Required Disclosures (Lvl 2)     "The service provider disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Missouri State. The following required state disclosures are missing from the loan file.
1. MO Collateral Protection Act Notice
2. borrowers Choice of Insurer or Agent"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "?Affiliated Business Form is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx, the xx was originated on xx.xx which was recorded on xx/xx/2007.
The xx of xx assignment has been completed. Currently, the xx assignment is with xx.
No active judgments or liens have been found.

xx and second xx taxes of 20xx have been paid in the total amount of $xxx	The payment history dated as of xx reveals that the borrower has been delinquent from xx/xx/2017. The delinquency has been done for 26 months. The last payment was received on xx in the amount of $xxxit was applied for the due date of xx/xx/2017. The current P&I is $xxxinterest rate is 4.25%. The current unpaid principal xx is in the amount of xx and modification deferred xx remained in the amount of xx.	Collections Comments:available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx reveals that the borrower has been delinquent from xx/xx/2017. The delinquency has been done for 26 months. The last payment was received on xx in the amount of $xxxit was applied for the due date of xx/xx/2017.
According to the xx, the Co-borrower xx had filed bankruptcy under chapter-13 with the case# xx on xx.xxankruptcy was filed xx on xx, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid directly to creditor. Plan not confirmed till xx.
Previously, the Co-borrower xx had filed the bankruptcy on xx with the case# xx and this case was dismissed on xx and terminated on xx.xxAccording to the xx, the borrower xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2016. Amended plan was filed on xx/xx/2016, which states that the subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid directly to creditor in the amount of $xxxas confirmed on xx/xx/2016. subject creditor has not filed the bankruptcy and the bankruptcy filing deadline was xx/xx/2016. xx was filed on xx and order was granted on this motion on xx.xxast filing was on xx.xxo foreclosure proceedings have been found in the recent 24 months.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
bankruptcy Comments:According to the xx, the Co-borrower xx had filed bankruptcy under chapter-13 with the case# xx on xx.xxankruptcy was filed xx on xx, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid directly to creditor. Plan not confirmed till xx.

Previously, the Co-borrower xx had filed the bankruptcy on xx with the case# xx and this case was dismissed on xx and terminated on xx.xxAccording to the xx, the borrower xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2016. Amended plan was filed on xx/xx/2016, which states that the subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid directly to creditor in the amount of $xxxas confirmed on xx/xx/2016. subject creditor has not filed the bankruptcy and the bankruptcy filing deadline was xx/xx/2016. xx was filed on xx and order was granted on this motion on xx.xxast filing was on xx.	The loan modification agreement was made between borrower and xx on xx/xx/2013 with the new modified unpaid principal xx is xx. From xx, the principal xx was deferred in the amount of xx. The interest bearing amount was xx with interest rate 4.25% and the modified P&I was $xxx modified payment due date was xx/xx/2013 and the maturity date will be xx/xx/2053.	Affiliated Business Disclosure Notice of servicing traxxer	2: Acceptaxxle with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk Indicator is Moderate due to
This loan failed the late fees test.
This loan failed the prepayment term test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test. Loan data is 6.000%, comparison data is 5.000% and variance is +1.000%.
This loan failed the prepayment term test. Loan data is 36Months, comparison data is 0 Months and variance is 36Months."
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
The review of the updated title report dated xx shows that the subject xx was originated on xx An Op.xx. in the amount of $xxxh was recorded on xx/xx/2007.
The xx of assignment has not been completed. Currently, the assignment is from xx to xx D/xx/A Mr.xx. The assignment should be with xx.
There is one Water/Sewer lien against the property in the favor of xx Gas and Electric xx in the amount of $xxx was recorded on xx/xx/2012. As per the lien document attached with the updated title report Pg#xx, the summons and complaint for water sewer lien was filed on xx/xx/2012. The judgment was entered on xx/xx/2012.
The subject property is located in Wisconsin. This can be cured xx paying off the lien with late charges and accrued interest.
There is one judgment against the borrower xx in the favor of xx in the amount of $xxx was recorded on xx.xxhe 1st installment of Combined taxes for the year 20xx has been paid off in the amount of $xxxx and 2nd installment of $xxxalso been paid off on xx.xx
As per the review of payment history as of xx, the borrower is currently delinquent for 16 months and next due date is xx. The last payment was received on xx in the amount of $xxxh was applied for xx. The current P&I is $xxxxxxxx reflected in the payment history is in the amount of xx.

Collections Comments:The loan is currently in the bankruptcy and next due date is xx. The last payment was received on xx in the amount of $xxxh was applied for xx. The current P&I is $xxxxxxxx reflected in the payment history is in the amount of xx.
The reason for default is unable to be determined.
The loan has been modified on xx/xx/2017.
As per document located at (xx) the foreclosure was initiated and referred to an attorney on xx.xxccording to the Lis-pendens attached with the updated title report xx, the complaint was filed on xx under the case #xx. The service was completed on xx.xxs per the documents attached with the updated title report xx, the Notice for judgment of foreclosure was filed on xx.xxs per comment dated xx, the re-projected judgment hearing was scheduled for xx which was terminated due to hold was placed on file.
The borrowerxx  had filed bankruptcy under chapter 13 with the case# xx on xx.xxhe date of last filing is xx. The bankruptcy was filed xx on xx with the secured claim amount of xx and the arrearage is $xxx. The schedule-D of xxx dated xx, reflects the amount of claim is xx and the value of property is xx. Hence, the unsecured portion is xx. As per amended chapter 13 plan dated xx, the Debtor sxxpay the trustee $xxxmonth for 60 months for a total amount of xx.
As per comment dated xx, the subject property is owner-occupied.
No comments were indicating damages and repairs to the subject property.

Update:
As per the collection comment dated xx/xx/2023, the bankruptcy was dismissed.
As per the collection comment dated xx/xx/2022, the  income was impacted xx Covid-19.

Foreclosure Comments:As per document located at (xx) the foreclosure was initiated and referred to an attorney on xx.xxccording to the Lis-pendens attached with the updated title report xx, the complaint was filed on xx under the case #xx. The service was completed on xx.xxs per the documents attached with the updated title report xx, the Notice for judgment of foreclosure was filed on xx.xxs per comment dated xx, the re-projected judgment hearing was scheduled for xx which was terminated due to hold was placed on file.
bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx and the plan was confirmed on xx.xxhe date of last filing is xx. The bankruptcy was filed xx on xx with the secured claim amount of xx and the arrearage is $xxx. The schedule-D of xxx dated xx, reflects the amount of claim is xx and the value of property is xx. Hence, the unsecured portion is xx. According to the order confirming chapter 13 plan filed on xx, the Debtor sxxpay $xxxekly and to continue thereafter until further ordered, payaxxle to the trustee. The date of the last filing bankruptcy was xx.	The loan was modified on xx/xx/2017 with new principal xx of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the new modified P&I of $xxx the new fixed interest rate of 3.875% beginning from xx to the new maturity date of xx/xx/2057.	Affiliated Business Disclosure Loan Program Info Disclosure	2: Acceptaxxle with Warnings	* Cash out purxxx(Lvl 2) "As per HUD-1, this is a prixx purchase, however, borrower is receiving cash out in the amount of $xxxplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure Document is missing from Loan document file."
* Missing Required Disclosures (Lvl 2)     "The list of Service Providers is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx shows that the subject xx was originated on xx.xx which was recorded on xx/xx/2012.
The xx of the assignment has been completed. Currently, the xx is with xx which was recorded on xx/xx/2015.
No delinquent taxes have been found for the prior year	The review of payment history shows that the borrower has been delinquent for 12 months and next due date for the payment is xx. The last payment was received on xx in the amount of $xxx for the due date of xx. The xx is reflected in the amount of xx till the due date of xx.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter 13 with the case #xx on xx and the plan was confirmed on xx. The Debtor sxxpay $xxxer month for the period of 60 months. The proof of claim was filed on xx with the claim amount of xx and the amount of arrearage is xx.
The review of payment history shows that the borrower has been delinquent for 12 months and the next due date for the payment is xx. The last payment was received on xx in the amount of $xxx for the due date of xx. The xx is reflected in the amount of xx till the due date of xx.
The loan modification agreement was made on xx between the borrower xx andxx. The borrower promises to make a monthly payment of $xxx with the interest rate of 4.625% beginning from xx till maturity date of xx/xx/2058. The New Principal xx stated in the modification is xx.
A review of the collection comment shows no indication of post-closing foreclosure activity.
The comment dated xx shows that the reason for default is the illness of the borrower.
The latest property inspection report is not available in the loan file to determine the current property condition. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
bankruptcy Comments:The borrower had filed bankruptcy under chapter 13 with the case #xx on xx and the plan was confirmed on xx. The Debtor sxxpay $xxxer month for the period of 60 months. The proof of claim was filed on xx with the claim amount of xx and the amount of arrearage is xx.
The loan modification agreement was made on xx between the borrower xxandxx. The borrower promises to make a monthly payment of $xxx with the interest rate of 4.625% beginning from xx till maturity date of xx/xx/2058. The New Principal xx stated in the modification is xx.	Missing Dicsloures Missing Required State Disclosures Origination Appraisal	2: Acceptaxxle with Warnings	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Arxx state. The following state disclosure is missing from the loan file.
								Choice of Insurance Disclosure"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx, the subject xx was originated on xx.00 with xx, Fxx
The xx of assignment has been completed. Currently, the xx is with xx which was recorded on xx/xx/2016.
Active liens and judgments against the borrower as follows:
xx lien against the subject property is in the favor of The Lake Sub-division Homes xx in the amount of $xxxch was recorded on xx.
xxual tax for the year 20xx-20xx has been paid in the amount of $xxxxx.
According to the review of payment history as of xx, the borrower is delinquent for 8 months. The last payment was received on xx, the payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of $xxx and xx is in the amount of $xxx10. The xx reflected in the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. According to the review of payment history as of xx, the borrower is delinquent for 8 months. The last payment was received on xx, the payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of $xxx and xx is in the amount of $xxx10. The xx reflected in the payment history is in the amount of xx.
This Step modification agreement was signed between the borrower xx and thexx on xx/xx/2014.
The reason for default is unavailable.
No latest xx report or servicing comment has been found to determine the current occupancy and condition of the subject property. No damages or repairs have been found.

Foreclosure Comments:The foreclosure was initiated. As per the comment dated xx, the file was referred to an attorney on the same date. However, the foreclosure was put on hold as the borrower had filed bankruptcy chapter 13 on xx. No further details have been found.
bankruptcy Comments:According to the xx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx. The bankruptcy was filed on xx, the bankruptcy amount is xx and the arrearage amount is $xxx64. The chapter 13 plan was confirmed on xx and the Debtor sxxpay P&I to the trustee in the amount of $xxx040 for 36 months. The schedule D of xxx does not show any unsecured portion. The date of last filing is xx. There is no comment indicating a cramdown.	This Step modification agreement was signed between the borrower xxrown and the xx JP xx on xx/xx/2014.
The Unpaid principal xx is xx with interest rate 2.00% which steps up in 4 steps ending at 4.250%. The borrower promises to pay the monthly P&I of $xxx beginning from xx/xx/2014. The interest-bearing amount is xx. The maturity is dated xx/xx/2035. There is no provision for the xxalloon payment. Previously the loan was modified in the year of 2010 and 2012.
Affiliated Business Disclosure Final Txx in Lending Discl. xx Escrow Acct Disclosure Missing Required State Disclosures Notice of servicing traxxer Origination Appraisal Right of Rescission	2: Acceptaxxle with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
Loan Data: 0.000% Comparison Data: 6.158% Variance: -6.158%
The xxual percentage rate (APR) is 6.140%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point axxove or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx Escrow Acct is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal document is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "below mentioned required disclosure is missing from the loan file.
1. Signed Closed-end Credit Agreement Notice"
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "Notice of  servicing traxxer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx reflects that the subject xx was originated on xx which was recorded on xx/xx/2006.
The xx of the assignment has been completed.

No active liens and judgments have been found.

xx 1st installment taxes for the year of 20xx/2020 have been due in the amount of $xxx.20 on xx.

xx 2nd installment taxes for the year of 20xx/2020 have been due in the amount of $xxx.xx on xx/xx/2020.

No prior years delinquent taxes have been found.	According to the payment history as of xx, the borrower is currently delinquent for 12 months. The last payment received on xx, the payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of $xxx29 and xx is in the amount of $xxx32. The xx reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. According to the payment history as of xx, the borrower is currently delinquent for 12 months. The last payment received on xx, the payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of $xxx29 and xx is in the amount of $xxx32. The xx reflected as per the payment history is in the amount of xx.
unable to determine the reason for default. The subject property has been occupied xx the owner. No comments have been found for damages or repairs.

Foreclosure Comments: The foreclosure was initiated and the file was referred to the attorney on xx. The complaint was filed on xx. As per the doc located at (xx) the foreclosure sale was scheduled for xx. The xxidding starts from xx. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx. No further details have been found.
bankruptcy Comments:According to the xx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx. The bankruptcy was filed on xx, the bankruptcy amount is xx and the arrearage amount is xx. The Debtor sxxpay to the trustee in the amount of $xxx for 1 to 5 months and $xxx for 6 to 60 months. The schedule D of xxx does not shows any unsecured portion. The plan has not been confirmed yet.	According to the modification, the loan was modified on xx/xx/2015 in between the borrower xx andxx. The new modified principal xx per modification is in the amount of xx with interest rate starting at 4.375 % and borrower promises to pay P&I in the amount of $xxx29 beginning on xx/xx/2015. The maturity date reflects per modification is xx/xx/2055.	Affiliated Business Disclosure xx Escrow Acct Disclosure Missing Required State Disclosures Notice of servicing traxxer	2: Acceptaxxle with Warnings	* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "xx escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in CA State. The following state disclosures are missing in the loan files.

Impound Account Disclosure
Cosigner Notice
Private xx Insurance Disclosure
Hazard Insurance Disclosure
Insurer Recommendation Disclosure
 Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Dexxt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "Notice of  servicing traxxer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "As per ROR transaction date is xx/xx/2006 and note date is xx/xx/2006."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
The review of updated title report dated xx shows that the subject xx was originated on xx. the xx of assignment has not been completed as the current assignee is xx D/xx/A Mr.xx instead of “xx”.
There is Junior xx has been found pending against the borrower xx recorded on xx/xx/2013 in the amount of $xxxch is in the favor of “xx Finance Agency”. No other active judgments and liens reflected on the updated title report.
20xx 1st Installment of Combined taxes have been paid in the amount of $xxxxx. 2nd installment has been paid on xx in the amount of $xxxd installment has been paid on xx in the amount of $xxxxx 4th installment of xx taxes are due for xx in the amount of $xxx prior years delinquent taxes found.
The payment history dated as of dated xx/xx/2010 shows that the borrower is delinquent for 14 plus months and next payment due date is xx. The last payment was received on xx in the amount of $xxx which was applied for the due date on xx.The current xx is in the amount of xx. As per tape data current interest rate is 4.125%.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx. The last payment was received on xx in the amount of $xxx10 which was applied for the due date of xx. The current unpaid principal xx is xx. Tape data states current interest rate of 4.125 % and P&I is $xxx.
Comments located on (xx) states, foreclosure is initiated in the loan file.  File was referred to the Attorney on xx. xx filed complaint on xx. Prior comment dated xx states that the Sheriff sale was scheduled on xx but it was adjourned due to active chapter 13 plan xxankruptcies.  bankruptcy is still active on this loan file. Latest comment dated xx shows foreclosure file placed on hold due to it is awaiting xx docket to be update.
Comment dated xx located on (xx) states, property is Owner occupied. No comment pertaining damage to the subject property has been oberved. No latest xx report has been found in the loan file.

Foreclosure Comments:
bankruptcy Comments:Debtor xx had filed bankruptcy under chapter-13 with the case#xx on xx and the plan was confirmed on xx. bankruptcy was filed xx D/xx/A Mr.xx on xx, in the secured claim amount xx and an arrearage in the amount of xx. Schedule D in xxx dated xx states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. Unsecured portion amount is $xxxrding to chapter 13 plan the Debtor sxxpay $xxx monthly to the Chapter 13 Trustee, starting on xxx, 20xx for approximately 60 months. $xxx for months 1-xx $xxx for months 20 to 60 xxase on car loan being paid off.	Modification agreement was made between (borrower) xx andxx(Servicer) Loan Servicer for xx (xx) on xx/xx/2015 with a new principal xx of xx with fixed rate of 4.125%. The borrower promised to pay monthly P&I payment in the amount of $xxx beginning on xx/xx/2015 and ends with the maturity dated xx/xx/2055.There is no deferred and forgiven amount reflected in the Modification agreement.	xx Escrow Acct Disclosure Missing Required State Disclosures Notice of servicing traxxer Origination Appraisal	2: Acceptaxxle with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the New Jersey xxanker or Correspondent xxanker License prohixxited fees test; the loan does charge fee(s) not provided for in this act, which is prohixxited. A person licensed as a xxroker sxxhave the right to charge only the following fees: Application fee $xxx.
Loan failed prohixxited fees test due to xx charged extra fesses to the borrower. However, loan data shows $xxx Comparison data shows $xxxnd variance shows plus $xxx."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the New Jersey xxanker or Correspondent xxanker License prohixxited fees test; the loan does charge fee(s) not provided for in this act, which is prohixxited. A person licensed as a xxroker sxxhave the right to charge only the following fees:  Application fee $xxx.
Loan failed prohixxited fees test due to xx charged extra Feeses the borrower. However, loan data shows $xxx Comparison data shows $xxxnd variance shows plus $xxx."
* DTI > 60% (Lvl 2)     "DTI is greater than 60%."
* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx Escrow Account Disclosure is missing from loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from loan file.However available information has taken from 1008 (660490244_UW.1008_FC4093xxF-1A57-4D1A-82xx-4321E8xx8xxD6)"
* Missing Required Disclosures (Lvl 2)     "List of Servicer Provider is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "below State Disclosures are missing from loan file;
Delivery Fee Authorization
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application
Choice of Insurer Disclosure
Private Well Testing"
								* Notice of servicing traxxer missing or unexecuted (Lvl 2) "Notice of servicing traxxer is missing from loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx, shows that the subject xx was originated on xx.xx, with xx
The xx of assignment has not been completed. The last assignment is missing from xx. To  xx.

Active liens and judgments:
There is one junior xx originated on xx.xx, recorded on xx/xx/2006.

There is one renewed state tax judgment against borrower active in the favor of xx, in the amount of $xxxd on xx/xx/2009.
xx
The Combined taxes of the year 20xx are due in the amount of $xxxmbined taxes of the year 20xx have been paid in the amount of xxx.
No prior year delinquent taxes have been found.
According to the payment history as of xx, the borrower is delinquent for xx months. The last payment was received on xx.xxhe last payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of $xxxxx is in the amount of $xxx reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in foreclosure. According to the payment history as of xx, the borrower is delinquent for xx months. The last payment was received on xx.xxhe last payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of $xxxxx is in the amount of $xxx reflected as per the payment history is in the amount of xx.
The reason for default is unemployment. The subject property is owner occupied. The borrower's intention is to keep the property.
No comments have been found regarding damage and repairs in servicing comments.
Foreclosure Comments:As per the review of servicing comments, the foreclosure was initiated. The file was referred to an attorney on xx.xxhe complaint filing and judgment entered date is unavailable. The sale was scheduled on xx.xxHowever, the foreclosure was put on as borrower had filed bankruptcy under chapter 13 on xx with case# xx. The bankruptcy was dismissed on xx.xxhe date of the last filing the bankruptcy was xx.

bankruptcy Comments:According to the xx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx.xxo further details have been found. The bankruptcy was filed on xx, the bankruptcy amount is xx and the arrearage amount is $xxxis no comment indicating a cram down. The bankruptcy was dismissed on xx.xxhe date of the last filing the bankruptcy was xx.
According to the modification, the loan was modified on xx/xx/2016 between the borrower xx and xx. The new modified principal xx as per modification is in the amount of xx with interest rate 3.750 % and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2016. The deferred xx is $xxxinterest bearing xx is xx. The maturity date as per modification is xx/xx/2056. This loan was modified twice.	Missing Required State Disclosures xx Insurance Right of Rescission	2: Acceptaxxle with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "MI certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1.Waiver of borrowers Rightsand Closing Attorney Affidavit (not required xx law but provided as a matter of custom)
2.Disclosure of Additional Fees"
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of rescission is missing from the loan file."
								* TIL not hand dated (Lvl 2) "TIL is not hand dated xx the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx, shows that the subject xx was originated on xx. which was recorded on xx/xx/2005.
The xx of the assignment has been completed. The latest assignment is with xx which was recorded on xx/xx/2014.
There are two xx liens in favor of the Department of the treasury -xx in the total amount of xx which was recorded on xx/xx/2016.
The xxual installment of the Combined jurisdiction tax of 20xx has been paid in the amount of $xxxxx.
No prior year delinquent taxes have been found.	According to the review of payment history as of xx, the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of $xxx and xx is in the amount of $xxx. The xx reflected in the amount of xx.

Collections Comments:As per the review of the servicing comments, the current status of the loan is in performing and the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of $xxx and xx is in the amount of $xxx. The xx reflected in the amount of xx.
The loan modification agreement was made between (borrower) xx and (xx) xx, on xx.
The servicing comment dated xx shows that the subject property has been occupied xx the owner. The latest xx is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx and the complaint was filed on xx. However, the foreclosure was put on hold as the borrower had filed bankruptcy on xx.
bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case # xx on xx. As per chapter 13 plan, the Debtor sxxpay to the trustee the sum of $xxx00 per month for 60 months. The bankruptcy was filed on xx with the secured claim amount of xx and the arrearage is in the amount of xx. The Debtor was dismissed for other reason on xx and the date of the last filing is xx.	This loan modification agreement was made between (borrower) xx and (xx) xx, on xx.
The borrower promises to pay the new xx in the amount of xx with an xxual fixed modified interest rate of 7.00% and new P&I is in the amount of $xxx beginning from xx. The maturity is xx/xx/2059. There is no provision for the xxalloon payment.	Affiliated Business Disclosure Missing Required State Disclosures Notice of servicing traxxer Right of Rescission	2: Acceptaxxle with Warnings	* Missing Required Disclosures (Lvl 2) "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file.
1.TX Loan Agreement Notice
2.Commitment Requirement/Anti-Tying
3.TILA Disclosures in Spanish
4.Choice of Insurance Notice
5.Collateral Protection Insurance Disclosure
6.Non-Deposit Investment Product Disclosure Are there any promotional materials?
7.Insurance Solicitation/Post Commitment Requirement
8.Construction Loan Disclosure"
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "Notice of  servicing traxxer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated xx the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx shows that the subject xx was originated on xx.00, in favor of xx as nominee for xx

The xx of assignment has not been completed. The current assignments are with  xx recorded on xx/xx/2016 with Instrument#|xx.
There is state tax against the borrower in the favor of Div Of Taxation for the amount of $xxx.55 which was recorded on xx/xx/2014.
There is xx against the borrower in the favor City Music Center for the amount of $xxxch was recorded on xx.
There are four xx against the borrower in the favor of Office Of The
Public Defender for the amount of xx which was recorded on xx/xx/2015, xx xxual xx taxes for the year 20xx have been paid on 0 xx in the amount of $xxxo prior year delinquent taxes have been found.

As per the review of payment history as of xx, the borrower is delinquent with loan for 7 months and the next due date for payment is xx. The last payment was received on xx in the amount of $xxx which was applied for due date xx. The current P&I is in the amount of $xxx and current xx is in the amount of $xxx74 with an interest rate of 7.625%.The current xx reflected as per the payment history is in the amount of xx.

Collections Comments:The loan is currently in bankruptcy. the borrower is delinquent with loan for 7 months and the next due date for payment is xx. The last payment was received on xx in the amount of $xxx which was applied for due date xx. The current P&I is in the amount of $xxx and current xx is in the amount of $xxx74 with an interest rate of 7.625%.The current xx reflected as per the payment history is in the amount of xx.

The loan was modified on xx/xx/2015 between the borrower xx andxx The new modified principal xx as per modification is in the amount of xx with interest rate of 7.625 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2015. The maturity date as per modification is xx/xx/2055. There is no principal forgiven amount. This loan was modified once.

According to the xx, the borrower xx bond had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2017.The plan was confirmed on xx.The bankruptcy was filed on xx, the bankruptcy amount is xx and the arrearage amount is xx .The motion was filed xx.
As Per Collection Comments, the reason for default is unable to be determined. The subject property has been occupied xx the owner. The borrower's intention is to keep the property.

As per collection comments, the foreclosure was initiated. The file was referred to attorney on xx/xx/2017. As per updated title dated 10/2520xx which is located at “xx” the complaint filed on xx/xx/2017.The service completed on xx/xx/2017.However, the foreclosure was put on hold as borrower filed bankruptcy xx/xx/2017.. No further details have been found.
 As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Foreclosure Comments:As per collection comments, the foreclosure was initiated. The file was referred to attorney on xx/xx/2017. As per updated title dated 10/2520xx which is located at “xx” the complaint filed on xx/xx/2017.The service completed on xx/xx/2017.However, the foreclosure was put on hold as borrower filed bankruptcy xx/xx/2017.. No further details have been found.
bankruptcy Comments:According to the xx, the borrower xx bond had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2017.The plan was confirmed on xx.The bankruptcy was filed on xx, the bankruptcy amount is xx and the arrearage amount is xx .The motion was filed xx. No further details have been found.	The loan was modified on xx/xx/2015 between the borrower xx xxxx The new modified principal xx as per modification is in the amount of xx with interest rate of 7.625 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2015. The maturity date as per modification is xx/xx/2055. There is no principal forgiven amount. This loan was modified once.	Missing Required State Disclosures	2: Acceptaxxle with Warnings	* Missing Required Disclosures (Lvl 2) "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property located at New Jersey, following state disclosures are missing from the loan files.
NJ Application Disclosure
Delivery Fee Authorization
NJ Attorney Disclosure
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax xxill Information
Private Well Testing
Lock-In Agreement
Commitment Disclosures
Choice of Insurer Disclosure
								Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
Updated title dated xx reflects current owners xx. Open xx from xx Nationwide xx recorded xx/xx/2001 for xx. xx of assignment is complete as current assignee is xx.
There are three judgments entered against borrower, xx in the amount of xx which was recorded on xx/xx/2017 respectively.
Property Tax status :
The 3rd and 4th installment of 20xx taxes are due in the amount of $xxx	According to payment history as of xx, the loan is delinquent for 20 months and is next due for xx. The last payment was received on xx in the amount of $xxx70 which was applied to the due date of xx. The current xx is in the amount of xx and interest rate is 4.250%.	Collections Comments:Currently loan is active in bankruptcy.

The loan is delinquent for 20 months and is next due for xx. The last payment was received on xx in the amount of $xxx70 which was applied to the due date of xx. The current xx is in the amount of xx and interest rate is 4.250%.
Foreclosure sale was last scheduled for xx/xx/2017. Currently, file is on hold due to active bankruptcy.
No evidence of damage or repair to the subject property was found.
Foreclosure Comments:According to servicing comment dated xx/xx/2017, the foreclosure action was initiated xx filing the notice of default. Collection comment dated xx/xx/2017 shows foreclosure sale was scheduled for  xx/xx/2017. However, file was later placed on hold due to bankruptcy.
bankruptcy Comments:xx record shows that borrower had filed the bankruptcy under chapter 13, case#xx on xx/xx/2017. The plan has not been confirmed yet. Last amended chapter 13 plan was filed on xx shows that trustee will make monthly post-xx installments in the amount of $xxxr 34 months.	The loan modification agreement was made on xx/xx/2015. As per the modified terms, the borrower promises to pay new xx in the amount of xx with fixed interest at the rate of 4.250% from xx/xx/2015. The new maturity date will be xx/xx/2055.	Affiliated Business Disclosure xx Escrow Acct Disclosure Notice of servicing traxxer	2: Acceptaxxle with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds"
* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The xx escrow account disclosure is missing from the loan file."
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "The  servicing traxxer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated Business agreement disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "Final HUD reflects settlement date as xx/xx/2001. However, the note date is xx/xx/2001."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
Review of updated title report dated xx shows that the subject xx was recorded on xx
The xx of assignment have been completed as currently the assignment have been completed as currently the assignment is with xx, xx
* One junior xx found opened in the amount of xx recorded on xx/xx/2015 which is in the favor of xx.
No active judgments or liens have been found pending.
Property Tax Status;
1) 2nd installment xx taxes for the year of 20xx are due for the amount of $xxxxx.
2) 1st installment xx taxes for the year of 20xx have been paid in the amount of $xxxxx.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx shows that the borrower is not making regular payments. The loan payments are currently 14 months delinquent. The next due date is xx. The last payment was received on xx in the total amount of $xxx for the due date of xx. The unpaid principal xx according to payment history is in the amount of xx. The current interest rate is 4.125% with P&I in the amount of $xxx.	Collections Comments:Collection comments available from xx/xx/2016 till xx shows that the borrower is not making regular payments. The loan payments are currently 14 months delinquent. The next due date is xx. The last payment was received on xx in the total amount of $xxx for the due date of xx. The unpaid principal xx according to payment history is in the amount of xx. The current interest rate is 4.125% with P&I in the amount of $xxx.
Loan Modification agreement was made between borrower “xx & xx” and xx “xx” on effective date of xx/xx/2015.
The borrower agrees to pay the xx of xx with interest rate of 4.125 % and P&I of $xxx with fixed amortized type that began from xx payment date xx/xx/2016 to be ended with the maturity date of xx/xx/2055.
The foreclosure was initiated in the loan on xx/xx/2017. available foreclosure document located at (xx) shows that the foreclosure complaint was filed with case#xx on xx/xx/2017. The same document shows that the judgment was entered on xx/xx/2017. The comment dated xx/xx/2017 of same document shows that the foreclosure sale was scheduled for xx/xx/2017; however, the foreclosure process was put on hold due bankruptcy filed xx the borrower.
According to xx the borrower xxph xx & xxhad filed bankruptcy under chapter 13 with case#xx on xx/xx/2017. The plan was confirmed on xx.
The subject property is owner occupant with no visible damages or repairs.
Foreclosure Comments:The foreclosure was initiated in the loan on xx/xx/2017. available foreclosure document located at (xx) shows that the foreclosure complaint was filed with case#xx on 02/0xx/2017. The same document shows that the judgment was entered on xx/xx/2017. The comment dated xx/xx/2017 of same document shows that the foreclosure sale was scheduled for xx/xx/2017; however, the foreclosure process was put on hold due bankruptcy filed xx the borrower on xx/xx/2017.
bankruptcy Comments:According to xx the borrower xx filed bankruptcy under chapter 13 with case#xx on xx/xx/2017. The plan was confirmed on xx.
The bankruptcy was filed on xx in the claim amount of xx with arrearage in the amount of xx.
Schedule D under xxx filed on xx/xx/2017 shows amount of claim without deducting the value of collateral is xx, value of collateral that supports this claim is xx and unsecured portion is in the amount of $xxx00.	Loan Modification agreement was made between borrower “xx J & xx L” and xx “xx” on effective date of xx/xx/2015.
The borrower agrees to pay the xx of xx with interest rate of 4.125 % and P&I of $xxx with fixed amortized type that began from xx payment date xx/xx/2016 to be ended with the maturity date of xx/xx/2055.

Affiliated Business Disclosure xx Insurance Right of Rescission	3: Curaxxle	* MI, FHA or MIC missing and required (Lvl 3) "LTV is 84.746% which is greater than 80.000% hence, MI certificate is required; however, it is missing from the loan file."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of xx Institutions to begin regulation of xxoth xx and
Subordinate lien xx lending under the xx Lien xx Lending License and Subordinate Lien xx Lending
License. As a result, xxs will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated
xxC, Consumer Loan License, Consumer Loan License xxC, or the Exemption Letter xxC.
The Indiana xx Lien xx Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xxx, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplainceEase risk indicator as the loan is failing for IN license validation test."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
As per the updated title report dated xx the subject xx was originated on xx.xxe xx of assignment has been completed, currently the assignment is with xx.
There are xx lien , state tax lien and xx.
The xx was recorded on xx/xx/2012 for the amount of xx in the favor of Free At xx
The xx lien was recorded on xx/xx/2015 for the amount of $xxxe favor of xx
The state tax lien was recorded on xx/xx/2007 for the amount of $xxxe favor of xx.
xx taxes for the year 20xx are paid in the amount of $xxxrior delinquency had been found.
According to the payment history as of dated xx the borrower has been delinquent for 10 months and the next sue date is xx. The last payment was received on xx for the amount of $xxx The monthly P&I is in the amount of $xxx an interest rate of 5.250%. The current xx is reflected in payment history in the amount of xx.	Collections Comments:The current status of the loan is in active bankruptcy.
No comments have been found regarding the foreclosure.
The reason for default is unable to be determined.
The loan has been modified since the origination. The step modification agreement was made between thexx and the borrower xx on xx/xx/2010,the new principal xx as per mod is xx. The xx payment was due on 06/xx/2010and the maturity date is xx/xx/2050. The modified P&I is in the amount of $xxx an interest rate of 5.250%. The modification does not contain xxalloon payment.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Foreclosure Comments:Not Applicable
bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2017. The plan was confirmed on xx.xxhe bankruptcy was filed on xx the amount of bankruptcy is xx and the arrearage amount is $xxxapter 13 plan was filed on xx/xx/2017 as per plan the dexxor supposes to pay the trustee the amount of
$xxxthe xx 88 months and $xxxremaining months. The xx was filed on xx.	The step modification agreement was made between thexx,xx and the borrower xx xx on xx/xx/2010,the new principal xx as per mod is xx. The xx payment was due on 06/xx/2010and the maturity date is xx/xx/2050.The modified P&I is in the amount of $xxx an interest rate of 5.250%. The amount of xx is referred as deferred principal xx and the $xxx is the interest bearing amount.The modification does not contain xxalloon payment.	Affiliated Business Disclosure	2: Acceptaxxle with Warnings	* ComplianceEase State/Local Predatory Test Failed (Lvl 2) "This loan is failing GAFLA 3/2003 High Cost Home Loan Points and Fees
Threshold Test. Total fees charged is $xxxallowed is $xxxever it is over charged xx $xxxive claims can be made within 5 years of the closing and that the Note date is xx/xx/2005. SOL has been expired.
Fees Included-
Loan Origination Fee $xxxit Report Fee $xxxeld Spread Premium (Indirect / bankruptcy) $xxxessing Fee $xxxnistration Fee $xxxrney's Fee $xxxe Courier Fee $xxx, Wire, or Disxxursement Fee $xxx Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated xx the borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx shows that the subject xx was originated on xx.00, in favor of xx
The xx of assignment has been completed. The current assignment is with xx recorded on xx/xx/2014 with Instrument# xx.
No active mortgages, liens, and judgments have been found.
No prior year delinquent taxes have been found. 2nd installment of xx taxes for the year 20xx/2020 is due on xx/xx/2020 in the amount of $xxxt installment of xx taxes for the year 20xx/2020 is due on xx in the amount of $xx.	As per the review of payment history as of xx, the borrower is delinquent with a loan for 17 months and the next due date for payment is xx. The last payment was received on xx/xx/2017 in the amount of $xxx30 which was applied for due date xx. The current P&I is in the amount of $xxx30 with an interest rate of 4%. The current xx reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per the payment history as ofxxx/20xx, the borrower is delinquent with a loan for 17 months and the next due date for payment is xx. The last payment was received on xx/xx/2017 in the amount of $xxx30 which was applied for due date xx. The current xx reflected as per the payment history is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
The reason for default is not mentioned in collection comments. The property has been occupied xx tenant.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Update:
As per the collection comment dated xx/xx/2023, the bankruptcy status is discharged.
As per the collection comment dated xx/xx/2023, the FC complaint was field.
Foreclosure Comments:Not Applicable
bankruptcy Comments:According to the xx, the borrower xx had filed for bankruptcy under Chapter-xx with the case# xx on xx/xx/2016. The bankruptcy was filed on xx/xx/2016 with secured amount of xx and the arrearage amount was xx. The plan was confirmed on xx/xx/2017. As per the “xx” document [xx], the secured claim was re-amortized upon confxxtion of the Debtor’s Plan on a 30-year payment schedule at a fixed interest rate of 4.00% per xxum. The Debtor would pay $xxx30 for 30 years. The borrower had made payments s per this document. The schedule A and D does not contain subject property. Date of last filing is xx.	Not Applicable	Origination Appraisal	2: Acceptaxxle with Warnings	* DTI > 60% (Lvl 2) "As per 1003 dated xx/xx/2012, the total monthly income is in the amount of xx and the total monthly expenses are in the amount of xx. Hence, the DTI is calculated as 65.334% which is exceeding 60% DTI limit."
								* Missing Appraisal (Lvl 2) "The appraisal report at the time of origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx shows that the xx was originated on xx. The subject xx was recorded on xx/xx/2002  with the instrument # xx.  The xx of the assignment has been completed. The current assignment is with xx.
there are three xx liens active against the property (xx) in the total amount of $xxxfavor of xx.
The xxual installments of Combined taxes for the year of 20xx have been paid in the amount of $xxxe xxual installments of Combined taxes for the year of 20xx are delinquent in the amount of $xxx the due date of xx. The current ownership is vested in the name of xx (borrower).

The review of the payment history shows that, the borrower is currently delinquent from more than xx months and the next due date is for xx. The last payment was received on xx, in the amount of $xxx14, which was applied for xx. The xx stated in the payment history is xx. The Current P&I is $xxx14 and xx is $xxxxx, with the interest rate of 7.875%.

Collections Comments:The review of comment history shows that the loan is in collection. The reason for default is curtailment of income. The property has been occupied xx the owner himself.
No evidence of damage or repair to the property has been found.
No bankruptcy or foreclosure has been found.
Update:
As per the collection comment dated xx/xx/2023, the subject property is vacant.
As per the collection comment dated xx/xx/2021, the xx lien was found on the property. Further details are not provided.
No additional information was found in the collection comments.

Foreclosure Comments:Not Applicable
bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure xx Escrow Acct Disclosure Missing Required State Disclosures Notice of servicing traxxer	2: Acceptaxxle with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the seller-paid points and fees exception test."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The xx Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosures are missing in the loan file.
1.TX Loan Agreement Notice
2.Commitment Requirement/Anti-Tying
3.TILA Disclosures in Spanish
4.Home Equity Consumer Disclosure
5.Home Equity Loan Interest and Fees Preclosing Disclosure
6.Home Equity Loan Copies of Documents
7.Home Equity Loan Rescission Notice
8.Fair Market Value of Homestead Property Acknowledgment
9.Home Equity Loan Notice of Address for borrower Notification of Violation
10.Choice of Insurance Notice
xx.Collateral Protection Insurance Disclosure
12.Non-Deposit Investment Product Disclosure Are there any promotional materials?
13.Insurance Solicitation/Post Commitment Requirement
14.Construction Loan Disclosure"
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "The  servicing traxxer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated Business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "Settlement date different form note date."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx shows that the subject xx was originated on xx.00, with xx. with Instrument#xx.
The xx of assignment has been completed as the xx is with current assignee xx.
Active liens and judgments are as follows:
There are 2 xx in favor of xx

There is one junior xx recorded on xx/xx/2008 in the amount of xx in favor of xx.

The xxual Combined taxes have been paid in the amount of xx.
No prior year delinquent taxes have been found.
Review of latest payment history as of xx shows that the loan is in delinquency for 12 months. The last payment was received on xx total in the amount of $xxx54 with interest rate of 2.00% and P&I in the amount of $xxx23 for the due date of xx. The next due date is xx. The latest payment history reflects the xx in the amount of xx.	Collections Comments:The loan is in delinquency for 12 months. The last payment was received on xx total in the amount of $xxx54 with interest rate of 2.00% and P&I in the amount of $xxx23 for the due date of xx. The next due date is xx. The latest payment history reflects the xx in the amount of xx.
The loan was modified with an effective date of xx/xx/2015 and according to the mod the new principal xx is xx with a step modification and the rate started from 2.00%. The borrower had given promise to pay P&I in the amount of $xxx23 which had begun from xx/xx/2015 with a new maturity date of xx/xx/2046. The rate changes in 3 steps ending at 3.750%.

According to the xx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2013. The bankruptcy was filed on xx/xx/2013 with the secured claim amount of xx and the arrears in the amount of$xxx08. The Debtor sxxpay to the trustee $xxx per monthly for 60 months under chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; therefore, the unsecured portion is xx. The Debtor was discharged on xx and case was terminated on xx. As per trustees final report no any amount paid towards the subject creditor.

The reason for default is not mentioned in collection comments.The subject property has been occupied xx the owner. The borrower' intends to keep the property. As per comment dated xx servicer rexxed to do the third trial payment and on xx the forbearance payment was received.

Foreclosure Comments:Not Applicable
bankruptcy Comments:According to the xx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2013. The bankruptcy was filed on xx/xx/2013 with the secured claim amount of xx and the arrears in the amount of$xxx08. The Debtor sxxpay to the trustee $xxx per monthly for 60 months under chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; therefore, the unsecured portion is xx. The Debtor was discharged on xx and case was terminated on xx. As per trustees final report no any amount paid towards the subject creditor.	The loan was modified with an effective date of xx/xx/2015 and according to the mod the new principal xx is xx with a step modification and the rate started from 2.00%. The borrower had given promise to pay P&I in the amount of $xxx23 which had begun from xx/xx/2015 with a new maturity date of xx/xx/2046. The rate changes in 3 steps ending at 3.750%.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptaxxle with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE risk Indicator is Moderate as this loan failed "TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test".
TILA Finance Charge Test: FAIL loan data: xx comparison data: xx variance: -$xxx.
TILA Foreclosure Rescission Finance Charge Test:FAIL loan data: xx comparison data: xx variance: -$xxx."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.xx(d)(1) , traxxerred from 12 CFR §226.xx(d)(1) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated xx more than $xxxILA Finance Charge Test: FAIL loan data: xx comparison data: xx variance: -$xxx.

This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , traxxerred from 12 CFR §226.23(h) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated xx more than $xxxLA Foreclosure Rescission Finance Charge Test:FAIL loan data: xx comparison data: xx variance: -$xxx."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NY State and the required disclosures are missing from the loan file.
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure
NY Hazard Insurance  Disclosure
Tax Escrow Account Designation
xxankers and Exempt Organizations Pre-application
Co-Signer Notice Requirements
Default Warning Notice
Commitment Disclosure
Lock-in Disclosure
Expiration of Lock-in or Commitment Period"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx, the xx was originated on xx.
The xx of xx assignment has been completed. Currently, the xx assignment is with xx.
No active judgments or liens have been found.

xx Combined taxes of 20xx have been paid in the amount of $xxxcond Combined taxes of 20xx are due on xx/xx/2020 in the amount of $xx.	The payment history dated as of xx reveals that the borrower has been delinquent from xx. The delinquency has been done for 10 months. The last payment was received on xx in the amount of $xxx41 and it was applied for the due date of xx. The current P&I is $xxx and interest rate is 5.625%. The current unpaid principal xx is in the amount of xx.

Collections Comments:available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx reveals that the borrower has been delinquent from xx. The delinquency has been done for 10 months. The last payment was received on xx in the amount of $xxx41 and it was applied for the due date of xx.
According to the xx,xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx. Schedule D in xxx dated xx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as $xxxruptcy was filed xx D/xx/A Mr.xx on xx, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid directly to creditor. This plan was confirmed on xx.
Previously, the borrower had filed bankruptcy under chapter 13 on xx/xx/2013 and this case was closed on xx.
No foreclosure proceedings have been found for recent 24 months.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
bankruptcy Comments:According to the xx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx. Schedule D in xxx dated xx states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as $xxxruptcy was filed xx D/xx/A Mr.xx on xx, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid directly to creditor. This plan was confirmed on xx.
Previously, the borrower had filed bankruptcy under chapter 13 on xx/xx/2013 and this case was closed on xx.	Not Applicable	Affiliated Business Disclosure Missing Required Disclosures	2: Acceptaxxle with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk Indicator is Moderate due to loan failed the prohixxited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan failed the prohixxited fees test. Loan data is $xxx, comparison data is $xxxnd variance is +$xxx."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing in the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
The Review of the updated title report dated xx shows the subject xx was originated on xx.00 with xx and it was recorded on xx/xx/2003 with the xx.

The xx of assignment is not complete. The last assignment was made on xx fromxx to xx D/xx/A Mr.xx which was recorded on  xx. However, it should be with the xx.

There are four xx against the borrower xx or xx,
xx.

The xx judgment in the favor of xx for the total amount of $xxxich was recorded on xx.

The second judgment in the favor of xx for the amount of $xxxch was recorded on xx/xx/2013.
The third judgment in the favor of xxs Of Jade xx for the amount of $xxxich was recorded on xx/xx/2017.
The fourth Judgment in favor of  bottom Line Equipment, xx for the amount of $xxxich was recorded on xx.

xxual Combined taxes for the year of  20xx has been due in the amount of $xxx.46.

No prior delinquent taxes have been found.
According to payment history as of xx, shows that the borrower is delinquent for 24 months and the next payment due date is xx/xx/2017. The last payment was received on xx, in the amount of $xxx43 with interest rate 3.500 % which was applied for the due date on xx/xx/2017. The current xx is in the amount of xx.	Collections Comments:The current status of the loan is in active bankruptcy.
The foreclosure step sale was scheduled for xx. However, the foreclosure was put on hold due to the bankruptcy. The borrower xx had filed bankruptcy under chapter 13 with case# xx on xx. The plan was not confirmed yet. The bankruptcy was filed xx D/xx/A Mr.xx on xx with its amount of claim  xx and the arrearage amount is xx. As per the xxx scheduled D, the amount of claim without deducting the value of the collateral is xx and the value of the collateral xx. Hence, the unsecured portion is $xxx31.
As per the collection comment dated xx/xx/2017, the reason for default is illness of the borrower.
The borrower is delinquent for 24 months and the next payment due date is xx/xx/2017. The current xx is in the amount of xx.
According to the collection comment dated xx, the subject property is owner-occupied. No comments have been found regarding the damage or repair.

Foreclosure Comments:As per the collection comment dated xx/xx/2017, the foreclosure was initiated in 2017. The file was referred to an attorney on xx/xx/2017. The foreclosure step sale was scheduled for xx. However, the foreclosure was put on hold due to the bankruptcy.
bankruptcy Comments:As per the xx report, the borrower xx had filed bankruptcy under chapter 13 with case# xx on xx. The plan was not confirmed yet. The bankruptcy was filed xx D/xx/A Mr.xx on xx with its amount of claim xx and the arrearage amount is xx. As per the xxx scheduled D, the amount of claim without deducting the value of the collateral is xx and the value of the collateral xx. Hence, the unsecured portion is $xxx31.	The loan modification agreement was made between borrower xx F and xx. on xx/xx/2017. The new principal xx stated in the Modification is in the amount of xx. The borrower promises to make a monthly payment of $xxx with the rate of interest 3.500%, beginning from xx/xx/2017 till the maturity date of xx/xx/2057.	Affiliated Business Disclosure Missing Required State Disclosures Notice of servicing traxxer Right of Rescission	2: Acceptaxxle with Warnings	* Final TIL Date after actual transaction date (Lvl 2) "This loan is construction to permanent loan. However, the TIL date is xx/xx/2003."
* Missing Required Disclosures (Lvl 2)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas . However, the following state disclosures are missing from the loan file.
1.TX Loan Agreement Notice
2.Commitment Requirement/Anti-Tying
3.TILA Disclosures in Spanish
4.Home Equity Consumer Disclosure
5.Home Equity Loan Interest and Fees Preclosing Disclosure
6.Home Equity Loan Copies of Documents
7.Home Equity Loan Rescission Notice
8.Fair Market Value of Homestead Property Acknowledgment
9.Home Equity Loan Notice of Address for borrower Notification of Violation
10.Choice of Insurance Notice
xx.Collateral Protection Insurance Disclosure
12.Non-Deposit Investment Product Disclosure Are there any promotional materials?
13.Insurance Solicitation/Post Commitment Requirement
14.Construction Loan Disclosure"
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     " servicing traxxer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form document is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "This is construction to permanent loan. However, the loan was settled on xx/xx/2003."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx shows the subject xx was originated on xx.
The xx of assignment is complete.
Active judgments and liens found pending are as follows:
There are two active state tax liens against borrower which is in the total amount of $xxxorded on different dates and filed xxureau of Housing Inspection and DIV OF unemp & DIS INS.
There are multiple xx against the borrower.
xxual xx taxes for the year of 20xx have been paid in the amount of $xxxdelinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2015 to xx states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxx66 which was applied to due date of xx and the next due date is xx. Current xx reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in collection. available servicing comment and documents in file reveal that loan is in foreclosure since 20xx. Foreclosure was referred to dated xx. Foreclosure complaint was filed on xx with case#xx and the xx was filed on same day. Foreclosure was put on hold due to loan has been approved for modification.
According to the xx report, the Debtor xx had filed the bankruptcy under the chapter-7 case# xx on xx/xx/2010.
The Debtor was discharged on xx and case was terminated on xx.
Review of the payment history available from xx/xx/2015 to xx states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxx66 which was applied to due date of xx and the next due date is xx. Current xx reflects in the provided payment history is in the amount of xx.
CommentHistory_1_20190910
CommentHistory_1_20190911
CommentHistory_Pool1_20190919
xx CommentLogLongConsolidated - POOL 1

Foreclosure Comments:available servicing comment and documents in file reveal that loan is in foreclosure since 20xx. Foreclosure was referred to dated xx. Foreclosure complaint was filed on xx with case#xx and the xx was filed on same day. Foreclosure was put on hold due to loan has been approved for modification.
bankruptcy Comments:According to the xx report, the Debtor xx had filed the bankruptcy under the chapter-7 case#xx on xx/xx/2010.  The Debtor was discharged on xx and case was terminated on xx.
Not Applicable	Affiliated Business Disclosure Final Txx in Lending Discl. xx Escrow Acct Disclosure Notice of servicing traxxer	2: Acceptaxxle with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Seller-Paid Points and Fees Exception Test: FAIL"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is “Moderate” due to TILA APR Test , Prohixxited Fees Test and Seller-Paid Points and Fees Exception Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohixxited Fees Test: FAIL Loan Data $xxx Comparison Data $xxxariance+$xxx"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test is fail. Loan data is 0.000% and comparison data is 6.362%. Hence the variance is -6.362%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx Escrow account disclosure is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from loan file."
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "Notice of  servicing traxxer is missing from loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from loan file."		Moderate	Not Covered	Fail	No Result	Pass	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
The review of the updated title report dated xx shows that the subject xx was originated on xx.00, in favor of xxrecorded in Instrument# | xx.
The xx of assignment has not been completed. Assignment from xx D/xx/A Mr.xx to xx is missing.
There is a Subordinated xx against the property which was originated on xx.00, in favor of xx recorded in Instrument# | xx.
No active liens and judgments have been found.
No prior year delinquent taxes have been found. 1st installment of Town taxes for the year 20xx has been paid on xx in the amount of $xxx	As per the review of payment history as of xx, the borrower is delinquent with a loan for 10 months and the next due date for payment is xx. The last payment was received on xx in the amount of $xxxich was applied for due date xx. The current P&I is in the amount of $xxx and current xx is in the amount of $xxxth an interest rate of 4.125%. The current xx reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per the payment history as of xx, the borrower is delinquent with a loan for 10 months and the next due date for payment is xx. The last payment was received on xx in the amount of $xxxich was applied for due date xx. The current xx reflected as per the payment history is in the amount of xx.
The borrower was offered the trial mod. However, it was denied due to insufficient monthly payment reduction.
The reason for default, subject property occupancy is not mentioned in collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx. The xx Publication was completed on xx. The foreclosure sale was scheduled for xx. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx. The foreclosure file was dismissed as restart was needed. The FC file was closed on xx.No further details have been found.
bankruptcy Comments:According to the xx, borrowers xx had filed for bankruptcy under Chapter-13 with case# xx on xx. The bankruptcy was filed on xx/xx/2016, the bankruptcy amount is xx and the arrearage amount is xx. The Plan was confirmed on xx. The Debtor sxxpay the trustee $xxxper month for the arrears of xx. There is no comment indicating a cram-down. The date of the last filing is xx/xx/20xx.	The loan was modified on xx between the borrower xx and servicer xx. The new modified principal xx as per modification is in the amount of xx with an interest rate of 4.125% and the borrower promises to pay P&I in the amount of $xxx beginning from xx. The maturity date as per modification is xx/xx/2057.	Missing Required State Disclosures	2: Acceptaxxle with Warnings	* Missing Required Disclosures (Lvl 2) "List of Service Providers Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Michigan state. The following state disclosures are missing from the loan file:
1.MI borrower's xxill of Rights
2.MI Consumer Caution and xxhip Counseling Notice
								3.Choice of Insurance Agent"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx, the subject property was originated xx/xx/2007 with xx as nominee for  xx, A federxx chartered xx for xx which was recorded on xx/xx/2007. The xx of assignment has been completed. Currently, the xx is with xx D/xx/A MR.xx which was recorded on xx.xxhere is a water/sewer taxes amount $xxxedeemed on xx/xx/2001. There is Certificate of sale for sewer/water in amount $xxxded on xx, tax collector reports lien as open, with redemption amount of $xxxted through xx.
20xx Combined 1st, 2nd & 3rd installment was paid in amount $xxx Combined 4th installment was due in amount $xxxrior year delinquent taxes have been found.	The Payment History dated as of xx reveals that the borrower has been the delinquent since xx. The delinquency has been for 12 months. The last payment was received on xx in the amount of $xxx it was applied for the due date xx. The current P&I is $xxxrate of interest is 4.500%. The current unpaid principal xx is in the amount of xx.	Collections Comments:Collections Comments: The loan is currently in bankruptcy. The Payment History dated as of xx reveals that the borrower has been the delinquent since xx. The delinquency has been for 12 months. The last payment was received on xx in the amount of $xxx it was applied for the due date xx. The current P&I is $xxxrate of interest is 4.500%. The current unpaid principal xx is in the amount of xx. The latest Loan Modification agreement was made between “xx” (borrower) and “xx” (xx) on an effective date of xx/xx/2015. The borrower had given promise to pay the xx of xx. According to the mod the borrower promise to pay the interest rate of 4.625% with P&I $xxx fixed amortized type and the xx payment had begun from xx/xx/2015 and ends with the maturity date of xx/xx/2055. The borrower had also given the promise to pay the deferred xx in the amount of xx till the maturity date of xx/xx/2055. The xx that has been amortized is xx as an interest bearing amount. As per servicing comments dated xx, the foreclosure was initiated and file was referred to attorney on xx.xxitle report was received on xx.xxs per servicing comments dated xx, complaint filed dated xx. As per servicing comments dated xx, the foreclosure was placed on hold due to the borrower filing bankruptcy xx. According to the xx, the Debtor xx filed the bankruptcy under chapter 13 with case#xx on xx.xxhe Plan was confirmed on xx.xxhe xxx was filed on xx.xxs per chapter 13 plan and Motions dated xx, the Debtor sxxpay $xxx60 months. The xx filed the bankruptcy on xx with bankruptcy amount of xx and amount of arrearage of xx. As per servicing comments, the property is occupied. No damage is found to the property and property is in good condition.
Foreclosure Comments: As per servicing comments dated xx, the foreclosure was initiated and file was referred to attorney on xx.xxitle report was received on xx.xxs per servicing comments dated xx, complaint filed dated xx. As per servicing comments dated xx, the foreclosure was placed on hold due to the borrower filing bankruptcy xx.
bankruptcy Comments: According to the xx, the Debtor xx filed the bankruptcy under chapter 13 with case#xx on xx.xxhe Plan was confirmed on xx.xxhe xxx was filed on xx.xxs per chapter 13 plan and Motions dated xx, the Debtor sxxpay $xxx60 months. The xx filed the bankruptcy on xx with bankruptcy amount of xx and amount of arrearage of xx.

Foreclosure Comments:As per servicing comments dated xx, the foreclosure was initiated and file was referred to attorney on xx.xxitle report was received on xx.xxs per servicing comments dated xx, complaint filed dated xx. As per servicing comments dated xx, the foreclosure was placed on hold due to the borrower filing bankruptcy xx.
bankruptcy Comments:According to the xx, the Debtor xx filed the bankruptcy under chapter 13 with case#xx on xx.xxhe Plan was confirmed on xx.xxhe xxx was filed on xx.xxs per chapter 13 plan and Motions dated xx, the Debtor sxxpay $xxx60 months. The xx filed the bankruptcy on xx with bankruptcy amount of xx and amount of arrearage of xx.
The latest Loan Modification agreement was made between “xx” (borrower) and “xx” (xx) on an effective date of xx/xx/2015. The borrower had given promise to pay the xx of xx. According to the mod the borrower promise to pay the interest rate of 4.625% with P&I $xxx fixed amortized type and the xx payment had begun from xx/xx/2015 and ends with the maturity date of xx/xx/2055. The borrower had also given the promise to pay the deferred xx in the amount of xx till the maturity date of xx/xx/2055. The xx that has been amortized is xx as an interest bearing amount.	Affiliated Business Disclosure Credit Application Missing Required Disclosures	2: Acceptaxxle with Warnings	* Application Missing (Lvl 2) "Final application is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate as loan is failing for TILA finance charge test and TILA foreclosure rescission finance charge test & Prohixxited Fees Test failed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohixxited Fees Test: FAIL $xxx0 +$xxxn Discount Fee $xxx qtr taxes due $xxxwater sewer xxill $xxxis loan failed the New Jersey xxanker or Correspondent xxanker License prohixxited fees test. (N.J.S.xx §17:xxC-23, N.J.xxC. §§3:1-16.2)
The loan does charge fee(s) not provided for in this act, which is prohixxited."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA Finance Charge Test TILA Finance Charge Test is fail. Loan data is xx and allowed amount is xx. Hence, the variance is -$xxxs loan failed the TILA Foreclosure Rescission Finance Charge Test. Loan data is xx and allowed amount is $xxx. Hence, the variance is -$xxxhixxited Fees Test failed. Loan data is $xxxallowed amount is $xxx the variance is +$xxxsing Required Disclosures (Lvl 2)     "List of service providers is missing from loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx shows that the subject xx was originated on xx.00, in favor of xx xxx, xx, recorded in xx.
The xx of assignment has not been completed. The assignment from xx D/xx/A Mr.xx to xx is missing.
There is a junior xx against property which was originated on xx.xx recorded in xx
No prior year delinquent taxes have been found.
As per the review of payment history as of xx, the borrower is delinquent with a loan for 12 months and the next due date for payment is xx. The last payment was received on xx in the amount of $xxx94 which was applied for due date xx. The current P&I is in the amount of $xxx and current xx is in the amount of $xxx94 with an interest rate of 4.875%. The current xx reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per the payment history as of xx, the borrower is delinquent with a loan for 12 months and the next due date for payment is xx. The last payment was received on xx in the amount of $xxx94 which was applied for due date xx. The current xx reflected as per the payment history is in the amount of xx.
The borrower has been approved for the 3-month trial mod as per the bankruptcy order. As per comment dated xx, the trial letter was sent to the borrower. The trial plan letter is located at "xx".
The reason for default, subject property occupancy is not mentioned in collection comments. The borrower's intention is to keep the property.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
Foreclosure Comments:Not Applicable
bankruptcy Comments:According to the xx, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2017. The bankruptcy was filed on xx/xx/2017; the bankruptcy amount is xx. The plan was confirmed on xx/xx/2017. The Debtor sxxpay the trustee $xxxr months under Chapter 13. There is no comment indicating a cram-down. The xx was filed on xx. The order approving trial loan modification was entered on xx. The date of the last fling is xx.	Not Applicable	Origination Appraisal	2: Acceptaxxle with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The CE Risk indicator is Moderate due to following:
This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated xx more than $xxxILA Finance Charge Test: Loan Data xx Comparison Data xx Variance -$xxx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated xx more than $xxxLA Foreclosure Rescission Finance Charge Test: Loan Data xx Comparison Data xx Variance -$xxx."
* DTI > 60% (Lvl 2)     "As per 1003 dated xx/xx/2013, the total monthly income is in the amount of $xxxd the total monthly expenses are in the amount of $xxxence, the DTI is calculated as 917.977% which is exceeding 60% DTI limit."
								* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file. The values are updated from 1008."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
Updated title report dated xx shows that the subject xx was originated on xx.00 in the favor of xx as nominee for xx
There is a junior xx against the property in the amount of $xxxin the favor of The xx of xx, acting xx and through the Community and Home Improvement Division which was recorded on xx/xx/2014.
The xxual property taxes for the year of 20xx are paid in the amount of $xxx prior year's taxes have been delinquent.
According to the review of latest payment history as of xx, the borrower has been delinquent from xx/xx/2017 to xx. The last payment was received on xx in the amount of $xxx which was applied for the due date of xx/xx/2017. The current unpaid principal xx is xx. Current P&I is $xxx and current Interest rate is 3.875%.	Collections Comments:According to the collection comments as of xx, the borrower has been delinquent from xx/xx/2017 to xx. The last payment was received on xx in the amount of $xxx which was applied for the due date of xx/xx/2017. The current unpaid principal xx is xx. Current P&I is $xxx and current Interest rate is 3.875%.
According to the available collection comments as of xx, the foreclosure was initiated on the property in 20xx. The file was referred to an attorney on xx. The sale was scheduled for xx. However, the foreclosure was put on hold due to filing of the bankruptcy. Further details regarding the foreclosure are not available.
The Debtor had filed the bankruptcy under chapter 13 with case #xx on xx. The bankruptcy was filed xx the subject creditor xx on xx with the claim amount of xx and amount of arrearage is $xxx79. The plan was confirmed on xx. According to the confirmed chapter 13 plan the Debtor will pay to trustee the amount of $xxxr next 48 months in the total amount of $xxx79 (Arrearage).
According to the collection comments the subject property is in average condition with no visible damages.
Foreclosure Comments:According to the available collection comments as of xx, the foreclosure was initiated on the property in 20xx. The file was referred to an attorney on xx. The sale was scheduled for xx. However, the foreclosure was put on hold due to filing of the bankruptcy. Further details regarding the foreclosure are not available.
bankruptcy Comments:The Debtor had filed the bankruptcy under chapter 13 with case #xx on xx. The bankruptcy was filed xx the subject creditor xx on xx with the claim amount of xx and amount of arrearage is $xxx79. The plan was confirmed on xx. According to the confirmed chapter 13 plan the Debtor will pay to trustee the amount of $xxxr next 48 months in the total amount of $xxx79 (Arrearage).	The loan was modified on xx/xx/2016.The new modified principal xx is xx. The new P&I is $xxx and new Interest rate is 3.875%. The xx payment was begun on xx/xx/2016 and xx/xx/2056 will be the new maturity date.	Affiliated Business Disclosure	2: Acceptaxxle with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
According to the updated title report dated xx, the subject xx was originated on xx.00 which was recorded on xx/xx/2003 with Instrument# xx.
There is a state tax lien against the borrower with the favor of xx tax commission for the amount of $xxxch was recorded on xx/xx/2014.
There are 6 xx against the borrower with the favor of xx collegiate student loan, xx-3 for the total amount of xx which was recorded on multiple dates.
The xx of assignment has been incomplete. The last assignment is from xx.

Combined xxual taxes of the year 20xx have been paid in the amount of $xxxxx. No prior year delinquent taxes have been found.

According to latest payment history as of xx, the borrower is delinquent for the last 17 months and the next due date is xx. The last payment was received on xx in the amount of $xxx which was applied for the due date of xx. The unpaid principal xx is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 5.375%.	Collections Comments:The loan is active in the bankruptcy and next due date is xx. The last payment was received on xx in the amount of $xxx which was applied for the due date of xx. The unpaid principal xx is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 5.375%.
The foreclosure was initiated in 20xx and the file was referred to attorney on xx. The complaint was filed on xx. However, the foreclosure was put on hold due to borrower has filed bankruptcy on xx with the case #xx.
The bankruptcy was filed xx creditor xx on xx for the secured claim amount is xx and arrearage amount is xx. The chapter 13 plan has been confirmed on xx. The confirming chapter 13 plan, the Debtor was promise to pay for trustee in the amount of $xxx00 for 60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx.00 and the value of the collateral is xx.
The subject property is owner occupied. The reason for default is curtailment of income. No comment pertaining damage to the subject property has been oberved. No latest xx report has been found in the loan file.
Foreclosure Comments:According to the document located on “xx”, the foreclosure was initiated in 20xx and the file was referred to attorney on xx. The complaint was filed on xx. However, the foreclosure was put on hold due to borrower has filed bankruptcy on xx with the case #xx.
bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx. The bankruptcy was filed xx creditor xx on xx for the secured claim amount is xx and arrearage amount is xx. The chapter 13 plan has been confirmed on xx. The confirming chapter 13 plan, the Debtor was promise to pay for trustee in the amount of $xxx00 for 60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx.00 and the value of the collateral is xx.	Not Applicable	Affiliated Business Disclosure Final Txx in Lending Discl. Missing Dicsloures Missing Required State Disclosures Notice of servicing traxxer	2: Acceptaxxle with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.

The xxual percentage rate (APR) is 5.705%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point axxove or below the APR as determined in accordance with the actuarial method.

TILA APR Test: The loan data is  0.000% and the comaprioan data 5.705%  and the variance is -5.705%"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1.OK Title protection notice
2.Insurance Disclosure
3.xx Fee Disclosure
4.Over-the-limit fees
5.Notice of Rights to Oxxtain a Security Freeze"
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "Notice of  servicing traxxer is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated Business dislcosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx, the subject xx was originated on xx.00 with xx.
The xx of assignment has not been completed. Currently, the xx is with xx which was recorded on xx, however; it should be with xx.
No active liens and judgments against the borrower/property.
xxual tax for the year of 20xx has been paid in the amount of $xxxxx.
Winter xxual tax for the year of 20xx has been paid in the amount of $xxxxx.
xxual tax for the year of 20xx has been paid in the amount of $xxxxx.
According to the review of payment history as of xx, the borrower is delinquent for 8 months. The last payment was received on xx, the payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of $xxx and xx is in the amount of $xxx03. The xx reflected in the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. According to the review of payment history as of xx, the borrower is delinquent for 8 months. The last payment was received on xx, the payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of $xxx and xx is in the amount of $xxx03. The xx reflected in the payment history is in the amount of xx.
This loan modification agreement was made between the borrower xx and thexx on xx.
The reason for default is unavailable.
No latest servicing comments or inspection reports have been found to determine the current occupancy and condition of the subject property. No damages or repairs have been found.

Update:
As per the collection comment dated xx/xx/2024, the bankruptcy was discharged.
As per the collection comment dated xx/xx/2024, the property is water damaged.
Foreclosure Comments:The foreclosure was initiated. As per the comment dated xx, the file was referred to an attorney on the same date. However, the foreclosure was put on hold as the borrower had filed bankruptcy chapter 13 on xx. No further details have been found.
bankruptcy Comments:According to the xx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx. The bankruptcy was filed on xx, the bankruptcy amount is xx and the arrearage amount is xx. The chapter 13 plan was confirmed on xx and the Debtor sxxpay P&I to the trustee in the amount of $xxx00 for 36 months. The schedule D of xxx does not show any unsecured portion. There is no comment indicating a cramdown.	This loan modification agreement was made between the borrower xx and thexx on xx.
The borrower promises to pay the new xx in the amount of xx with an xxual fixed modified interest rate of 4.00% and new P&I is in the amount of $xxx beginning from xx till the maturity date xx/xx/2058. The interest-bearing amount is xx. There is no provision for the xxalloon payment.
Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of servicing traxxer	2: Acceptaxxle with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Michigan State. The following required state disclosures are missing from the loan file.
1.MI borrower's xxill of Rights
2.MI Consumer Caution and xxhip Counseling Notice
3.Choice of Insurance Agent"
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "The notice of  servicing traxxer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated Business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "TIL not hand dated xx the borrower."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx the subject xx was originated on xx.xxhe xx of assignment has not been completed, currently the assignment is with xx.
There are state tax lien, junior xx and credit card judgment against the borrower.
The junior xx was originated on xx.xx.
The state tax lien was recorded on xx/xx/2013 for the amount of $xxxe favor of Div of Taxation.
The credit card judgment was recorded on xx/xx/2012 for the amount of xx in the favor of xx Card Services.
The 20xx Combined taxes are paid in the amount of $xxxrior delinquency has been found.
The notice of xx was recorded on xx/xx/2008 against the borrower xx. xx,Et  xx.
According to the payment history as of dated xx the borrower has been delinquent for 22 months and the next due date is xx/xx/2017. The last payment was received on xx/xx/2017 for the amount of $xxx The monthly P&I is in the amount of $xxx interest rate of 4.125%. The current xx is reflected in payment history in the amount of xx.	Collections Comments:The current status of the loan is in active bankruptcy. The borrower bankruptcy xx had filed bankruptcy under chapter 7 with case#xx on xx.xxe current bankruptcy status is Lift stay granted. The xx filed on xx and granted on xx.xxhe process of foreclosure has been initiated with casexx, the file was referred to an attorney on xx, complaint was filed on xx.xxhe servicing comments shows the sale date was scheduled on xx.xxowever, the comments shows the foreclosure was put on hard hold due to active litigation matter has been noted.
As per the servicing comments dated xx the litigation action has been noted and filed on xx, the reason for litigation is incorrect assignment. The foreclosure is on hold due to litigation. However, the no further comments have been found regarding the litigation matter has been resolved.
The reason for default is unable to determine.
The loan has been modified since the origination.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Foreclosure Comments:The process of foreclosure has been initiated with casexx, the file was referred to an attorney on xx, complaint was filed on xx.xxhe servicing comments shows the sale date was scheduled on xx.xxowever, the comments shows the foreclosure was put on hard hold due to active litigation matter has been noted.
bankruptcy Comments:The borrower bankruptcy xx had filed bankruptcy under chapter 7 with case#xx on xx.xxe current bankruptcy status is Lift stay granted. The xx filed on xx and granted on xx.	The modification agreement was made between thexx,xx and borrower xx , xx on xx/xx/2015, the new principal xx as per mod is xx. The xx payment was due on xx/xx/2015 and the maturity date xx/xx/2055. The amount of $xxxhe deferred principal xx and the amount of xx is the interest bearing amount. The modified P&I is in the amount of $xxx an interest rate of 4.125%. The modification does not contain xxalloon payment.	Affiliated Business Disclosure xx Escrow Acct Disclosure Notice of servicing traxxer	2: Acceptaxxle with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxxis loan failed the TILA foreclosure rescission finance charge test.

Prohixxited Fees Test: FAIL Loan Data $xxxarison Data $xxxriance +$xxx loan failed the New Jersey xxanker or Correspondent xxanker License prohixxited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohixxited Fees Test: FAIL Loan Data $xxxarison Data $xxxriance +$xxx loan failed the New Jersey xxanker or Correspondent xxanker License prohixxited fees test.
The loan does charge fee(s) not provided for in this act, which is prohixxited.
A person licensed as a xxroker sxxhave the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxxis loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated xx more than $xxxTI > 60% (Lvl 2)     "As per final xx03 the ttal monthly income is $xxxthe expenses are $xxx the DTI  > 60%."
* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx escrow acct disclosure is missing from the loan file."
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     " servicing traxxer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form disclosure is missing from the loan file."
* ROR not hand dated xx borrower(s) (Lvl 2)     "ROR is not hand dated xx the borrower."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated xx the borrower."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
The review of the updated title report dated xx, shows that the subject xx was originated on xx.xxThe xx of the assignment has been completed. The last assignment is xx.

There is a xx against the borrower in favor ofxxrecorded on xx/xx/2013 in the amount of xx.

xxual xx taxes for the year of 20xx are paid in the amount of $xxxrior year delinquent taxes have been found.
According to the payment history as of xx, the borrower is delinquent for 14 months. The payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of $xxxxx is in the amount of $xxx reflected as per the payment history is in the amount of xx.	Collections Comments:As per the servicing comments, the loan is collections. The borrower is delinquent for 14 months. The payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of $xxxxx is in the amount of $xxx reflected as per the payment history is in the amount of xx.

The reason for default is unemployment of borrower.

The foreclosure was initiated. The file was referred to an attorney on xx/xx/2015 and the complaint was filed on xx/xx/2015. However, the foreclosure was put on hold as the borrower filed the bankruptcy on xx/xx/2015.
xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2015. The Debtor had filed the third amended chapter 13 plan on xx/xx/2015 which was confirmed on xx/xx/2015. According to the plan, the Debtor sxxpay to $xxx30 months. However, the plan was modified on xx/xx/2016. As per the third modified plan (xx), the Debtor sxxpay to the creditor $xxxxx months and then $xxxxx to 36 months. The creditor had filed the bankruptcy on xx/xx/2015 with the secured claim amount of xx and arrearage of $xxxhedule D of xxx shows the amount of claim as xx and the collateral value as xx. Hence, the unsecured portion is xx.
The loan has been modified once since origination. This modification agreement was signed between xx (borrower) and thexx. (xx) on xx/xx/2016.
unable to determine the current condition and ownership of the subject property.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2015 and the complaint was filed on xx/xx/2015. However, the foreclosure was put on hold as the borrower filed the bankruptcy with the case#xx on xx/xx/2015.
bankruptcy Comments:xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2015. The Debtor had filed the third amended chapter 13 plan on xx/xx/2015 which was confirmed on xx/xx/2015. According to the plan, the Debtor sxxpay to $xxx30 months. However, the plan was modified on xx/xx/2016. As per the third modified plan (xx), the Debtor sxxpay to the creditor $xxxxx months and then $xxxxx to 36 months. The creditor had filed the bankruptcy on xx/xx/2015 with the secured claim amount of xx and arrearage of $xxxhedule D of xxx shows the amount of claim as xx and the collateral value as xx. Hence, the unsecured portion is xx.	The loan has been modified once since origination. This modification agreement was signed between xx (borrower) and thexx. (xx) on xx/xx/2016. According to the modified terms, the new principal xx is in the amount of xx with deferred xx of xx and interest bearing amount of xx. The borrower promises to pay $xxx the starting rate of interest 4.00% beginning from xx/xx/2016. The new maturity date is xx/xx/2056.	2: Acceptaxxle with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test
TILA APR Test"
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan Dataxx Comparison Dataxx Variance-$xxx loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated xx more than $xxxData7.590% Comparison Data7.943% Variance-0.353%
This loan failed the TILA APR test.
The xxual percentage rate (APR) is 7.943%. The disclosed APR of 7.590% is not considered accurate because it is more than
								1/8 of 1 percentage point axxove or below the APR as determined in accordance with the actuarial method."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx, shows that the subject xx was originated on xx.00, with thexx. The xx of assignment has not been completed. The last assignment was done from xx to xx. However, the last assignment should be with xx. There is one junior xx against the subject property which was originated on xx.00, recorded on xx/xx/2006. There is one xx against borrower xx in the favor of xx, in the amount of xx, recorded on xx. The Combined taxes of the year 20xx are due in the amount of $xxxe Combined taxes of the year 20xx have been paid in the amount of $xxx prior year delinquent taxes have been found.	According to the payment history as of xx, the borrower is delinquent for 50 months and the next due date is xx/xx/2015. As per the payment history located at “xx”, the last payment was made on xx in the amount of $xxx which was applied for the due date of xx/xx/2015; however, unable to determine the source of payment. The xx reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is active in bankruptcy.
According to the payment history as of xx, the borrower is delinquent for 50 months and the next due date is xx/xx/2015. As per the payment history located at “xx”, the last payment was made on xx in the amount of $xxx which was applied for the due date of xx/xx/2015; however, unable to determine the source of payment. The xx reflected as per the payment history is in the amount of xx.
The loan has been modified twice since origination. The xx modification was made on xx located at “xx”. The second modification was made on xx/xx/2013 located at “xx”.
As per the invoice document located at “xx”, the foreclosure file was referred to an attorney and the xx legal action was filed on xx/xx/2016 (Vendor Ref#xx). As per the Notice of Hearing located at “xx”, the foreclosure judgment hearing was set on xx/xx/2016. However, the invoice (Vendor Ref#xx) document located at “xx”, the xx legal action was filed on xx/xx/2017. As per the Order Granting motion for foreclosure judgment located at “xx”, the judgment was entered on xx/xx/2017 (xx). xx (borrower/Debtor) had filed bankruptcy under chapter 13 with the case#xx on xx. The case was terminated on xx. xx (borrower/Debtor) had filed bankruptcy under chapter 13 with the case#xx on xx. However, as per the Notice of Hearing located at “xx”, the foreclosure judgment hearing was set on xx. The bankruptcy case is still active.
unable to determine the current condition and occupancy of the subject property.
Foreclosure Comments:As per the invoice document located at “xx”, the foreclosure file was referred to an attorney and the xx legal action was filed on xx/xx/2016 (Vendor Ref#xx). As per the Notice of Hearing located at “xx”, the foreclosure judgment hearing was set on xx/xx/2016. However, the invoice (Vendor Ref#xx) document located at “xx”, the xx legal action was filed on xx/xx/2017. As per the Order Granting motion for foreclosure judgment located at “xx”, the judgment was entered on xx/xx/2017 (xx). xx (borrower/Debtor) had filed bankruptcy under chapter 13 with the case#xx on xx. The case was terminated on xx. xx (borrower/Debtor) had filed bankruptcy under chapter 13 with the case#xx on xx.. However, as per the Notice of Hearing located at “xx”, the foreclosure judgment hearing was set on xx. The bankruptcy case is still active.
bankruptcy Comments:xx (borrower/Debtor) had filed bankruptcy under chapter 13 with the case#xx on xx. The creditor xx had filed bankruptcy (Claim#7-1) on xx with a secured claim amount of xx and arrears of xx. The amended chapter 13 plan was filed on xx (Doc#xx) which was confirmed on xx. As per the confirmed plan, the Debtor sxxpay the amount of $xxx00 per Month for 12 months and $xxx00 per Month for 48 months.
The bankruptcy case is still active.
The loan has been modified twice since origination. The xx modification was made on xx located at “xx”.
According to the modification, the loan was modified on xx/xx/2013 between the borrower xx. The new modified principal xx as per modification is in the amount of xx with interest rate 4.000 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2013. The maturity date as per modification is xx/xx/2053.	Affiliated Business Disclosure Final Txx in Lending Discl. Missing Required State Disclosures	2: Acceptaxxle with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the xx lien xxroker fees test due to one of the following findings:
The loan is a xx lien xx with a principal amount that is greater than or equal to $xxx and the sum of all limited xxroker fees exceeds the greater of 0.25% of the principal amount or $xxximited xxroker fees are all fees designated for the xxroker other than the origination fee, discount points, assumption fee, rate lock fee, xxroker fee, application fee, commitment fee, xx inspection fee (post-close) and interest; or The loan is a xx lien xx made xx a HUD approved xx and the sum of all limited xxroker fees exceeds the greater of 0.25% of the principal amount or $xxximited xxroker fees are all fees designated for the xxroker other than the origination fee, discount points, assumption fee, rate lock fee, xxroker fee, application fee, commitment fee, xx inspection fee (post-close) and interest; or The loan is a xx lien xx with a principal amount that is less than $xxx and the loan charges a limited xxroker fee.
xx Lien xxroker Fees Test: FAIL Loan Data:$xxx, Comparison Data:$xxx, Variance is: +$xxx
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
TILA APR Test: FAIL Loan data 0.000% Comparison Data 7.556% Variance -7.556%."
* Final TIL Missing or Not Executed (Lvl 2)     "TIL is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1.Amortization Schedule Disclosure
2.Credit Property Insurance Disclosure
3.Fee Agreement
4.Priority of Security Instrument Disclosure
5.Attorney Selection Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* ROR not hand dated xx borrower(s) (Lvl 2) "ROR is not hand dated xx the borrower."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
Per the Updated Title Report dated xx, the subject xx is in 2nd lien position due to a unreleased prior xx of record.  The xx is with xxx xx dated xx/xx/xx96 and recorded xx/xx/xx96 in the amount of xx.  The subject xx is dated xx/xx/2006 and recorded xx/xx/2006 in the amount of $xxxh the latest assignment to xx.
The Final Title Policy at origination does not reflect this prior xx as an exception to the policy therefore a possible title claim can be filed.
The subject xx had a Loan Modification dated xx that was recorded xx/xx/2013 however the updated title report reflects there is a defect with the modification as it is not signed xx the title holder, xx.
There is also a 3rd xx of record with xx as nominee for xx dated xx/xx/2006 and recorded xx/xx/2006 in the amount of xx.
There are 2 outstanding xx Liens totaling xx with the Department of the Treasury -xx; one in the amount of xx recorded xx/xx/2010 and the other in the amount of $xxxded xx/xx/2016.
The xxual Tax Amount is $xxxe 20xx Combined 1st half taxes were paid in the amount of $xxx.
The 20xx Combined 2nd half taxes are due xx/xx/2020 in the amount of $xxx	The payment history as of xx reflects the loan is currently 8 months delinquent and next due for the xx payment. The last funds were received on xx and was applied to the xx payment. The current xx per the payment history reflects xx.	Collections Comments:The loan is currently in Foreclosure, on Loss Mitigation hold. The payment history as of xx reflects the loan is currently 8 months delinquent and next due for the xx payment. The last funds were received on xx and was applied to the xx payment. The current xx per the payment history reflects xx.
The loan has been modified twice since origination; on xx/xx/2009 with the latest on xx with a new xx of xx of which xx is deferred and xx is the interest bearing amount at which will be repaid at a fixed rate of 5% with a P&I payment of $xxxnning xx/xx/2012 until maturity date of xx/xx/2051.
The borrower, xx and his spouse xx, previously filed a Chapter 13 bankruptcy case# xx on7/xx/2010 that was Dismissed xx/xx/2010 and Terminated on xx.xxThe bankruptcy was filed on xx/xx/2010 with a secured claim amount of xx and arrearages totaling xx.
Foreclosure proceedings began when the file was referred to the attorney on xx.xxForeclosure was then placed on hold on xx for Loss Mitigation prior to the Complaint being filed.
The servicer received a Wexx Mod Application from the borrower on xx and the Modification Trial Payment Plan was set up on xx.xxThe borrower sent an e-mail stating he received the trial loan modification plan and mailed out a note accepting the plan and will schedule the payments online.  Servicing comments show the xx Trial Payment was made on xx, the Second Trial Payment was made on xx and the Third Trial Payment was made on xx.xxThe Official Final Docs were sent to the borrower on xx.xxCurrently waiting the executed Modification Docs xxack from the borrower.
The comments do not reflect any property damages.
Servicing comment dated xx shows the servicer received a xx Legal Document.  Received a Notice of Hearing from thexx representing the xx of Apartment Owners ofxx Condominiums.  The Hearing Date is xx @ 8:00AM and the contact number is xx and fax is xx.  E-mail is xx.COM xx.COM.
The actual legal document was located in the file under "xx".  The document shows a Foreclosure (xx) with the Plaintiff being "xx as Trustee for the Certificateholders xx xxx xx, VS. the Defendants xx of Apartment Owner of xx Condominiums; United States of xxx; State of xx, Department of Taxation; xx Does 1-20; Doe Partnerships, Corporations, or Other Entities 1-20.  The Defendant xx of Apartment Owners of xx Condominiums' Statement of No Opposition as to Plaintiff's Motion for Default Judgment and Decree of Foreclosure against Defendant xxon Complaint filed June xx, 2015; Certificate of Service.  This is stating that the Defendant (xx of Apartment Owners ofxx Condominiums) does not oppose to the Plaintiff's Motion for Default Judgment and Decree of Foreclosure Against Defendant xxon Complaint Filed June xx, 2015 and the Defendant xx further gives notice to all parties that it will not appear at the hearing on the Motion on xx however they rexxs the opportunity to review and approve, prior to Submittal to the xx, any Order entered with respect to the Motion.

Update:
No addition information was found in the collection comments.

Foreclosure Comments:Foreclosure proceedings began when the file was referred to the attorney on xx.xxForeclosure was then placed on hold on xx for Loss Mitigation prior to the Complaint being filed.
bankruptcy Comments:The borrower, xx and his spouse xx, previously filed a Chapter 13 bankruptcy case# xx on7/xx/2010 that was Dismissed xx/xx/2010 and Terminated on xx.xxThe bankruptcy was filed on xx/xx/2010 with a secured claim amount of xx and arrearages totaling xx.	The loan has been modified twice since origination; on xx/xx/2009 with the latest on xx with a new xx of xx of which xx is deferred and xx is the interest bearing amount at which will be repaid at a fixed rate of 5% with a P&I payment of $xxxnning xx/xx/2012 until maturity date of xx/xx/2051.	Affiliated Business Disclosure xx Escrow Acct Disclosure	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The Final HUD is not executed xx the borrower. The property is located in xx."	* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The xx Escrow Account Disclosure is missing from the file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Required Affiliated Business Disclosure is missing from the file."
								* Settlement date is different from note date (Lvl 2) "The Settlement Date of xx/xx/2006 is different than the Note Date of xx/xx/2006. The borrower signed all the closing docs on xx/xx/2006."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx, the xx was originated on xx.xxhe xx of xx assignment has been completed. Currently, the xx assignment is with xx.
There is a senior xx open against the subject property in the favor of xx Services, xx in the amount of xx which was recorded on xx/xx/2005 with instr#bankruptcy/Pg# xx.
There is a junior xx open against the subject property in the favor ofxxin the amount of xx which was recorded on xx/xx/2007.
No active judgments or liens have been found.
xx Combined taxes of 2020 have been paid in the amount of $xxxnd Combined taxes of 2020 were due on xx in the amount of $xxx	The payment history dated as of xx reveals that the borrower has been delinquent from xx. The delinquency has been done for 10 months. The last payment was received on xx in the amount of $xxxit was applied for the due date of xx. The current P&I is $xxxinterest rate is 3.625%. The current unpaid principal xx is in the amount of xx and modification deferred xx remained in the amount of xx.	Collections Comments:available servicing comment and documents in file reveal that loan is in collections.
The payment history dated as of xx reveals that the borrower has been delinquent from xx. The delinquency has been done for 10 months. The last payment was received on xx in the amount of $xxxit was applied for the due date of xx.
According to the xx (borrower) had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2010. Schedule D in xxx dated xx/xx/2010 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. bankruptcy was filed xx on xx/xx/2010, in the secured claim amount of xx and an arrearage in the amount of xx. Plan was confirmed on xx/xx/2013.This case was converted from chapter 13 to chapter 7 on xx/xx/2013. This case was discharged on xx/xx/2014 and it was terminated on xx/xx/2014.
No foreclosure proceedings have been found in the recent 24 months.
According to collection comment, no damages or repairs have been found.

Update:
Collection comment dated xx/xx/2024 shows active utility lien. Further details are not provided.

Foreclosure Comments:Not Applicable
		bankruptcy Comments:According to the xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2010. Schedule D in xxx dated xx/xx/2010 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. bankruptcy was filed xx on xx/xx/2010, in the secured claim amount of xx and an arrearage in the amount of xx. Plan was confirmed on xx/xx/2013.This case was converted from chapter 13 to chapter 7 on xx/xx/2013. This case was discharged on xx/xx/2014 and it was terminated on xx/xx/2014.	The loan modification agreement was made between borrower and xx on xx/xx/2016 with the new modified unpaid principal xx is xx. From xx, the principal xx was deferred in the amount of xx. The interest bearing amount was xx with interest rate 3.625% and the modified P&I was $xxx modified payment due date was xx/xx/2016 and the maturity date will be xx/xx/2056.		1: Acceptaxxle					Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
As per the review of the updated title report dated xx, the subject xx was originated on xx.00 with xx Home Loans, xx.
The xx of assignment has been completed. Currently, the xx is with xx which was recorded on xx/xx/2012.
Junior xx originated on xx.00 in favor of xx.
Active liens and judgments against the borrower as follows:
xx against the borrower in the amount of xx and in favor of xx Associates, xx which was recorded on xx.
1st installment Town tax for the year of 2020 has been paid in the amount of $xxxxx.
2nd installment Town tax for the year of 2020 is due in the amount of $xxxxx.
According to the review of payment history as of xx, the borrower is delinquent for 57 months. The last payment was received on xx, the payment applied date was xx/xx/2014 and the next due date for payment is xx/xx/2014. The P&I is in the amount of $xxx38. The xx reflected in the payment history is in the amount of xx.	Collections Comments:The loan is currently in collection. According to the review of payment history as of xx, the borrower is delinquent for 57 months. The last payment was received on xx, the payment applied date was xx/xx/2014 and the next due date for payment is xx/xx/2014. The P&I is in the amount of $xxx38. The xx reflected in the payment history is in the amount of xx.
This loan modification agreement was made between the borrower xx and thexx. on xx/xx/2013.
The reason for default is unavailable.
No latest servicing comment or latest inspection report has been found to determine the current occupancy and condition of the subject property. No damages or repairs have been found.

Foreclosure Comments:The foreclosure was initiated. The date of file referred to an attorney is unavailable. As per the comment dated xx, the complaint was filed on the same date. As per the comment dated xx, the judgment was entered on xx. As per the comment dated xx, the foreclosure sale was postponed due to loss mitigation workout which was set for xx. As per the comment dated xx, the user has re-projected the step new sale date to xx. As per the latest comment dated xx, the modification was denied as the borrower did not return the final document on time. Collection comments are available as of xx hence unable to determine progress of the foreclosure action and the outcome of the foreclosure sale.
bankruptcy Comments:According to the xx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2013. The bankruptcy was filed on xx/xx/2013, the bankruptcy amount is xx and the arrearage amount is $xxx12. The chapter 13 plan was confirmed on xx/xx/2014. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx. The motion for relief was filed on xx/xx/2014 and the order was granted for the xx on xx/xx/2014. The Debtor was converted their bankruptcy case (xx) from chapter #13 to chapter #7 on xx/xx/2015. The case was discharged on xx/xx/2015 and terminated on xx/xx/2015.	This loan modification agreement was made between the borrower xx and thexx. on xx/xx/2013.
The borrower promises to pay the new xx in the amount of xx with an xxual fixed modified interest rate of 4.25% and new P&I is in the amount of $xxx38 beginning from xx/xx/2013 till the maturity date xx/xx/2053. The interest-bearing amount is xx. There is no provision for the xxalloon payment. Previously the loan was modified in the year of 2010.
Affiliated Business Disclosure xx Escrow Acct Disclosure Missing Required State Disclosures Notice of servicing traxxer	2: Acceptaxxle with Warnings	* DTI > 60% (Lvl 2) "As per 1003 dated xx/xx/2007, the total monthly income is in the amount of $xxx00 and the total monthly expenses is in the amount of $xxx86 hence, DTI is exceeding 60%."
* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx Escrow Acct Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file.
1.Lead-xxased Paint Disclosure
2.xx Loan Application Disclosure
3.Carxxon Monoxide Alarms
4.MA Smoke Detector Certificate
5.Notice of the Specific Reason for Denial of Credit
6.Demonstration and Documentation of Compliance with borrower’s Interest Requirement"
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     " servicing traxxer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
The review of the updated title report dated xx shows that the subject xx was originated on xx.00 with thexxwith Instrument# xx| Book #xx/Page# xx.
The xx of assignment has been completed.
There are no active liens and judgments against the borrower and the property.
The third installment Combined taxes of 20xx have been paid in the amount of $xxxe xx, second and the fourth installment Combined taxes have been due.
No prior year delinquent taxes have been found.	According to the payment history as of xx, the borrower is currently delinquent for 34 months. The last payment was received on xx, the payment applied date was xx and the next due date for payment is xx/xx/2016. The P&I is in the amount of $xxx98 and xx is in the amount of $xxx13. The xx reflected as per the payment history is in the amount of xx.	Collections Comments:The collection comments review states that the loan is in active bankruptcy.
According to the payment history as of xx, the borrower is currently delinquent for 34 months. The last payment was received on xx, the payment applied date was xx and the next due date for payment is xx/xx/2016. The P&I is in the amount of $xxx98 and xx is in the amount of $xxx13. The xx reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined from the available comments.
The loan has been modified once since origination.
The foreclosure was initiated and as per comments dated xx, the sale was scheduled on xx; however, that was postponed due to filed bankruptcy. The current bankruptcy status is plan confirmed.
As per comments dated xx the property has been owner occupied. The property condition is unable to be determined from the available comments and no comments reporting regarding the property damage or estimated repairs.

Foreclosure Comments:The foreclosure was initiated and as per comments dated xx/xx/2017, the file was referred to attorney on xx/xx/2017, complaint was filed on xx/xx/2017 and as per comments dated xx/xx/2017, the judgment was entered on xx/xx/2017 As per comments dated xx, the sale was scheduled on xx; however, that was postponed due to filed bankruptcy under chapter-13 with the case# xx on xx.

bankruptcy Comments:According to the xx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx. The bankruptcy was filed on xx, the bankruptcy amount is xx and the arrearage amount is xx. As per order confirming chapter 13 plan dated xx, the Debtor sxxpay $xxx00 for 54 months beginning xx to the trustee . The schedules are unavailable. There is no comment indicating a cram down.	This modification agreement was made on between the xx " xx." and the borrower " xx".
According to the modification, the new modified principal xx as per modification is in the amount of xx with xx interest rate starting at 2.000 % and the borrower promises to pay P&I in the amount of $xxx98 beginning from xx/xx/2014. The maturity date as per modification is xx/xx/2048. This loan was modified once,which consist 3 more steps,
The interest rate starting at 3.000 % and the borrower promises to pay P&I in the amount of $xxx73 beginning from xx for 12 months.
The interest rate starting at 4.000 % and the borrower promises to pay P&I in the amount of $xxxxx beginning from xx/xx/2020 for 12 months.
The interest rate starting at 4.125 % and the borrower promises to pay P&I in the amount of $xxxxx beginning from xx/xx/2021 for 322 months.

Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	2: Acceptaxxle with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Seller-Paid Points and Fees Exception Test:Result FAIL
This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid xx the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for
"Seller-Paid Points and Fees."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The compliance risk indicator is moderate as this loan has failed the TILA Finance Charge Test and TILA APR Test, Prohixxited Fees Test, Seller-Paid Points and Fees Exception Test"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohixxited Fees Test: Result FAIL Loan Data $xxx54 Comparison Data $xxxariance +$xxx54
This loan failed the New Jersey xxanker or Correspondent xxanker License prohixxited fees test.
The loan does charge fee(s) not provided for in this act, which is prohixxited.
A person licensed as a xxroker sxxhave the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee.
A person licensed as a xxanker or correspondent xxanker sxxhave the right to charge only the following fees:
1 a credit report fee;
2 appraisal fee;
3 application fee;
4 commitment fee;
5 warehouse fee;
6 discount points;
7 lock-in fee;
8 a service fee not to exceed $xxxto cancel the xx; and
9 fees necessary to reimxxurse the xxanker for charges imposed xx third parties limited to the following fees:
1 overnight delivery, messenger, fax, and other special delivery fees;
2 flood certification fees;
3 pest inspection or certification fees;
4 final inspection fee;
5 outside counsels' fees as permitted xx N.J.S.xx §46:10A-6;
6 certified check fees;
7 credit report and appraisal update fees;
8 not more than one-year of xx insurance premiums;
9 survey fees;
10recording fees;
xxtitle and title search fees, including title insurance premiums;
12taxes;
13tax service fees;
14radon test fees;
15other third party fees which are of benefit to the borrower and represent a cost not associated with the xx's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, xx reviews, copying, xx, and miscellaneous.

TILA Finance Charge Test: Result FAIL Loan Data xx Comparison Data xx Variance -$xxx36.
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated xx more than $xxx* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: Result FAIL Loan Data 6.287% Comparison Data 6.427% Variance -0.140%.
This loan failed the TILA APR test. The xxual percentage rate (APR) is 6.427%. The disclosed APR of 6.287% is not considered accurate because it is more than
1/8 of 1 percentage point axxove or below the APR as determined in accordance with the actuarial method."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "The service provider disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
1.NJ Application Disclosure
2.Delivery Fee Authorization
3.NJ Attorney Disclosure
4.Unacceptability of Insurance Notice
5.Attorney Disclosure II
6.Tax xxill Information
7.Private Well Testing
8.Lock-In Agreement
9.Commitment Disclosures
10.Choice of Insurer Disclosure
xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated Business form disclosure is missing from loan file."		Moderate	Not Covered	Fail	No Result	Pass	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
Updated title report dated xx shows that the subject xx was originated on xx.xx in the favor of xx as nominee for xx
There are several liens and judgments against the subject property and borrower.

1) xx against the borrower in the amount of $xxxe favor of xx which were recorded on xx/xx/2010.
2) State Tax lien against the borrower in the amount of $xxxe favor of State of South Carolina xx which was recorded on xx/xx/2014.
The xxual property taxes for the year 20xx are paid in the amount of $xxxrior year's taxes have been delinquent.
According to the review of latest payment history as of xx, the borrower has been delinquent from xx to xx. The last payment was received on xx in the amount of $xxxh was applied for the due date of xx. The current xx is xx. The current P&I is $xxxcurrent Interest rate is 4%.
Collections Comments:According to the collection comments as of xx, the borrower has been delinquent from xx to xx. The last payment was received on xx in the amount of $xxxh was applied for the due date of xx. The current xx is xx. The current P&I is $xxxcurrent Interest rate is 4%.
According to the available document located at "xx" the foreclosure was initiated on the property in 2017. The file was referred to attorney on xx/xx/2017.The Complaint was filed on xx/xx/2017. The judgment was entered on xx in the amount of xx. The sale was scheduled for xx. However, the foreclosure was put on hold due to filing of the bankruptcy on xx.xxurther details regarding the foreclosure are not available.
The Debtor had filed the bankruptcy under chapter 13 plan with case #xx. The bankruptcy was filed xx the subject creditor on xx with the claim amount of xx and an arrearage in the amount of xx. The Debtor will pay to trustee the amount of $xxxnext 60 months.

Foreclosure Comments:According to the available document located at "xx" the foreclosure was initiated on the property in 2017. The file was referred to attorney on xx/xx/2017.The Complaint was filed on xx/xx/2017. The judgment was entered on xx in the amount of xx. The sale was scheduled for xx. However, the foreclosure was put on hold due to filing of the bankruptcy on xx.xxurther details regarding the foreclosure are not available.
bankruptcy Comments:The Debtor had filed the bankruptcy under chapter 13 plan with case #xx. The bankruptcy was filed xx the subject creditor on xx with the claim amount of xx and an arrearage in the amount of xx. The Debtor will pay to trustee the amount of $xxxnext 60 months.	The loan was modified on xx/xx/2015. According to the loan modification agreement the current unpaid principal xx is xx from which the amount of xx has been deferred. Hence, the Interest bearing xx is xx. The current P&I is $xxxcurrent Interest rate is 4%. The xx payment was begun on xx/xx/2015 and xx/xx/2055 will be the new maturity date.	Affiliated Business Disclosure Final Txx in Lending Discl. xx Escrow Acct Disclosure Notice of servicing traxxer Right of Rescission	2: Acceptaxxle with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase risk indicator is Moderate due to
TILA APR Test:"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for
TILA APR Test:
The loan data is 0.00% and Comparison data is 7.770%. Hence, the Variance is -7.770%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the file."
* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx Escrow account disclosure is missing from the loan file."
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     " servicing traxxer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx shows that the subject xx was originated on xx.” and borrower “xx” in amount of xx which was recorded on xx/xx/2007 Instrument/bankruptcy/xx

The xx of assignment is incomplete. Currently assignment is with ‘xx’ which. The last assignment should be with “xx”.
There is a junior xx against the borrower in amount of xx which was recorded on xx/xx/2013 in the favor of ‘xx’.
No active judgments/liens have been found.
The Combined taxes for 20xx have been paid in amount of $xxxhe Combined taxes for 20xx are due in amount of $xxxo prior delinquent taxes have been found.
The payment history dated as of xx reveals that the borrower has been delinquent from xx. The delinquency has been done for 12 months. The last payment was received in the amount of $xxx72 and it was applied for the due date of xx. The current P&I is $xxx and interest rate is 4.25%. The current unpaid principal xx is in the amount of xx.	Collections Comments:Comments:
1. CommentHistory_1_20190910
2. CommentHistory_1_20190911
3. CommentHistory_Pool1_20190919
4. xx CommentLogLongConsolidated - POOL 1

The loan is delinquent for 12 months it seems that borrower’s ability to repay is Poor. The property inspection was completed on xx No any damages/repairs have been found. As per comment dated xx, subject property is occupied xx owner and reason for defaults is unemployment of borrower.
The payment history dated as of xx reveals that the borrower has been delinquent from xx. The delinquency has been done for 12 months. The last payment was received in the amount of $xxx72 and it was applied for the due date of xx. The current P&I is $xxx and interest rate is 4.25%. The current unpaid principal xx is in the amount of xx.
The review of collection comment and loan file states that foreclosure was initiated in 20xx. The foreclosure file was referred to attorney on xx. The service was completed on xx. The comment dated xx shows that step judgment hearing was scheduled for xx. but it was terminated due to xx delay hold. The foreclosure file was put on hold for bankruptcy case. bankruptcy was filed xx borrower “xx” under the chapter 13 case#xx on xx. No further information has been found regarding foreclosure filing.

Update:
As per the comment dated xx/xx/2022, the borrower's income was impacted xx Covid-19.
As per the comment dated xx/xx/2022, the prior bankruptcy was dismissed on xx.
bankruptcy ch-13 case #xx filed. xx was granted on xx/xx/2022.
Foreclosure Comments:The review of collection comment and loan file states that foreclosure was initiated in 20xx. The foreclosure file was referred to attorney on xx. The service was completed on xx. The comment dated xx shows that step judgment hearing was scheduled for xx. but it was terminated due to xx delay hold. The foreclosure file was put on hold for bankruptcy case. bankruptcy was filed xx borrower “xx” under the chapter 13 case#xx on xx. No further information has been found regarding foreclosure filing.
bankruptcy Comments:bankruptcy was filed xx “xx” under the chapter 13 case#xx on xx. Schedule D of xxx dated xx states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as $xxxbankruptcy deadline set onxx/xx/20xx and creditor has filed bankruptcy on xx (before deadline) with secured amount is xx and arrearage is xx. The chapter 13 plan was entered on xx, Debtor sxxpay the $xxx0.00 and from October 20xx, Debtors will make the regular monthly payment of $xxx50 directly to the creditor. Plan has not been confirmed. Currently loan is in active bankruptcy case. No further information has been found regarding bankruptcy.	The loan modification agreement was made between xx (borrower) and xx. (xx) on xx/xx/2015 with the new modified unpaid principal xx is xx. The interest bearing amount was xx with interest rate 4.25% and the modified P&I was $xxx. The xx modified payment due date was xx/xx/2015 and the maturity date will be xx/xx/2055.	Affiliated Business Disclosure xx Insurance	3: Curaxxle	* MI, FHA or MIC missing and required (Lvl 3) "LTV is exceeding to 80%, the required MI certificate is missing from the loan file."
* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is available in loan file, but it is not signed xx borrower."	* Missing Required Disclosures (Lvl 2) "List of service providers is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
As per updated title report dated xx the subject xx was originated on xx.
The xx of assignment has not been completed. The last assignment is from xx D/xx/A Mr.xx to xx recorded on xx. The latest assignment should be with xx.
There is an active senior xx recorded on xx/xx/2008 in the favor of xx Trustxxin the amount of xx and the subject xx originated on xx. The Subordination agreement is located at (xx.pdf pg#xx).
No active judgments or liens have been found.
1st installment Combined tax for the year of 2020 have been due in the amount $xxxd installment Combined tax for the year of 2020 have been due in the amount $xxxd installment Combined tax for the year of 20xx have been paid in the amount $xxxh installment Combined tax for the year of 20xx have been due in the amount $xxx prior year delinquent taxes have been found.	The review of payment history shows that the borrower has been delinquent for 14 months and next due date for payment is xx. The last payment was received on xx in the amount of $xxx which was applied for xx. The xx is reflected in the latest payment history in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in bankruptcy and next due date for the payment is xx.
The review of payment history shows that the borrower has been delinquent for 14 months and next due date for payment is xx. The last payment was received on xx in the amount of $xxx which was applied for xx. The xx is reflected in the latest payment history in the amount of xx.
The reason for default is unable to be determined.
As per the servicing comment, the subject property is owner occupied. No damages or repairs have been found.

Update:
As per servicing comment dated xx/xx/2022, the borrower filed for bankruptcy under Chapter 13 with case#xx. Further details not provided.
Foreclosure Comments:The foreclosure was initiated 2017 and referred to attorney on xx/xx/2017. The complaint was filed on xx. However, the foreclosure was put on hold as the borrower had filed for bankruptcy under chapter-13 with the case#xx on xx. This bankruptcy case was dismissed on xx.
bankruptcy Comments:The borrower had filed for bankruptcy under chapter-13 with the case#xx on xx. The bankruptcy was filed on xx.The amount of secured claim is xx and the amount of arrearage is xx.The plan was confirmed on xx. Under confirmed chapter 13 plan Debtor sxxpay to the trustee $xxx for 57 months. This case was dismissed on xx.	This loan modification agreement was made between (borrower) xx and (xx) xx, on xx/xx/2015.
The borrower promises to pay the new xx in the amount of xx with an xxual fixed modified interest rate of 4.300 %  and new P&I in the amount of $xxx beginning from xx/xx/2015 till the maturity date xx/xx/2055. There is no provision for the xxalloon payment.
Credit Application xx Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	2: Acceptaxxle with Warnings	* Application Missing (Lvl 2) "Final 1003 application along with transmittal is missing in the loan file."
* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey state.The following disclosures are missing from the loan file:
1. NJ Application Disclosure
2. Delivery Fee Authorization
3. NJ Attorney Disclosure
4. Unacceptability of Insurance Notice
5. Attorney Disclosure II
6. Tax xxill Information
7. Private Well Testing
8. Lock-In Agreement
9. Commitment Disclosures
10.Choice of Insurer Disclosure
								xx.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
The review of the updated title report dated xx shows that the subject xx was originated on xx.00, in favor of  xx recorded in Instrument# | xx/ xx.

The xx of assignment has  been completed. The current assignments are with xx recorded on xx/xx/2015 with Instrument# xx
There are no active liens and judgments are not found.

 xxual xx taxes for the year 20xx have been paid on xx in the amount of $xxxNo prior year delinquent taxes have been found.

As per the review of payment history as of xx,The borrower is delinquent with loan for 7 months and the next due date for payment is xx. The last payment was received on xx in the amount of $xxx which was applied for due date xx. The current P&I is in the amount of $xxx and current xx is in the amount of $xxxwith an interest rate of 5.000%.The current xx reflected as per the payment history is in the amount of xx.	Collections Comments: As per collection comments The loan is currently in bankruptcy. The borrower is delinquent with loan for 7 months and the next due date for payment is xx. The last payment was received on xx in the amount of $xxx which was applied for due date xx. The current P&I is in the amount of $xxx and current xx is in the amount of $xxxwith an interest rate of 5.000%.The current xx reflected as per the payment history is in the amount of xx.

The loan was modified on xx between the borrower  xx. The new modified principal xx as per modification is in the amount of xx with interest rate of 5.000 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx. The maturity date as per modification is xx/xx/2051. There is no principal forgiven amount. This loan was modified twice.

According to the xx, the borrowerxx andxx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2014.The plan was confirmed on xx/xx/2015. The bankruptcy was filed on xx/xx/2015, the bankruptcy amount is  xx and the arrearage amount is $xxx61.The motion was filed on xx/xx/2015.

The reason for default is unemployment. The subject property has been occupied xx the owner. The borrower's intention is to keep the property.

As per collection comments, the foreclosure was initiated. As per collection comments dated xx, the re projected the step new ale date to xx. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2014. No further details have been found.
 As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs

Foreclosure Comments:As per collection comments, the foreclosure was initiated. As per collection comments dated xx, the reprojected the step new ale date to xx. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2014. No further details have been found.

bankruptcy Comments:According to the xx, the borrowerxx andxx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2014.The plan was confirmed on xx/xx/2015. The bankruptcy was filed on xx/xx/2015, the bankruptcy amount is  xx and the arrearage amount is $xxx61.The motion was filed on xx/xx/2015.

The loan was modified on xx between the borrower xx O xx andxx. The new modified principal xx as per modification is in the amount of xx with interest rate of 5.000 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx. The maturity date as per modification is xx/xx/2051. There is no principal forgiven amount. This loan was modified twice.

Affiliated Business Disclosure xx Escrow Acct Disclosure Missing Required State Disclosures	3: Curaxxle	* Not all borrowers signed HUD (Lvl 3) "As per HUD-1 document which is located at "660xx9226_HUD1_xx2D27AE4-29xx-4F6F-A082-0C5AE54AD412" in the loan files not signed xx all borrowers."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Texas, following state disclosures are missing from the loan files.
Commitment Requirement/Anti-Tying
TILA Disclosures in Spanish
Home Equity Consumer Disclosure
Home Equity Loan Interest and Fees Preclosing Disclosure
Home Equity Loan Copies of Documents
Home Equity Loan Rescission Notice
Fair Market Value of Homestead Property Acknowledgment
Home Equity Loan Notice of Address for borrower Notification of Violation
Choice of Insurance Notice
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement
Construction Loan Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated Business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx, the subject xx was originated on xx.xx which was recorded on xx/xx/2007 with Instrument# xx.
There is junior xx was originated on xx.xx which was recorded on xx/xx/2007 with instrument# xx.
There is xx against the borrower with the favor of xx for the amount of $xxx was recorded on xx/xx/2015.
The xx of assignment has been incomplete. The last assignment is from xx.

xx and second installments of Combined taxes of the year of 20xx have been paid in the amount of $xxxue in the amount of $xxxprior year delinquent taxes have been found.
According to latest payment history as of xx, the borrower is delinquent for the last 9 months and the next due date is xx. The last payment was received on xx in the amount of $xxxh was applied for the due date of xx. The unpaid principal xx is reflected in the amount of xx. The current P&I is $xxxthe current interest rate is 3.250%.	Collections Comments:
The loan is active in the bankruptcy and next due date is xx. The last payment was received on xx in the amount of $xxxh was applied for the due date of xx. The unpaid principal xx is reflected in the amount of xx. The current P&I is $xxxthe current interest rate is 3.250%.  The loan was modified. the foreclosure was initiated in 20xx and the file was referred to attorney on xx and the complaint was filed on xx.xxowever, the foreclosure was put on hold due to borrower has filed bankruptcy under chapter 13 with the case# xx on xx.xxhe bankruptcy was filed xx creditor xx on xx for the secured claim amount is xx and arrearage amount is xx. The plan has been order confirmed xx. The order confirming chapter 13 plan, the Debtor was promise to pay for trustee in the amount of $xxx60 month. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. However, the unsecured portion amount is $xxx comment dated xx, the subject property is owner occupied. The reason for default is curtailment of income. No comment pertaining damage to the subject property has been oberved. No latest xx report has been found in the loan file.

Foreclosure Comments:According to the document located on “xx”, the foreclosure was initiated in 20xx and the file was referred to attorney on xx and the complaint was filed on xx.xxowever, the foreclosure was put on hold due to borrower has filed bankruptcy under chapter 13 with the case# xx on xx.xxankruptcy Comments:The borrower xx, xx had bankruptcy under chapter 13 with the case# xx on xx.xxhe bankruptcy was filed xx creditor xx on xx for the secured claim amount is xx and arrearage amount is xx. The plan has been order confirmed xx. The order confirming chapter 13 plan, the Debtor was promise to pay for trustee in the amount of $xxx60 month. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. However, the unsecured portion amount is $xxx	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2017 between the borrower "xx xx" and xx "xx.”. As per the modified terms, the new principal xx is xx with the deferred principal xx is xx and the interest bearing principal xx is xx. The borrower has promised to pay the in the amount of $xxx the interest rate of 3.250% beginning on xx/xx/2017 till maturity date of xx/xx/2057.	xx Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures	2: Acceptaxxle with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated xx more than $xxxA Foreclosure Rescission Finance Charge Test: The loan data is  xx and the comparison data is xx and the variance is -$xxx* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.

1.VA Application Disclosure
2.Choice of Settlement Agent Disclosure
3.Disclosure of Charges for Appraisal or Valuation
								4.Copy of Appraisal or Statement of Appraised Value"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
The review of the updated title report dated xx shows that the subject xx was originated on xx.xx which was recorded on xx/xx/2007.
The xx of the assignment has been completed. Currently, the xx is with xx which was recorded on xx.
1) There are three active credit xx against the borrower xx. xx in the favor of xx xxxxxNA which was recorded on xx/xx/2016, xx/xx/2016 and xx/xx/2016 for the total amount of $xxxe 1st, 2nd and 4th installment Combined taxes of 20xx are due in the total amount of $xxx the due date xx/xx/2020 and xx/xx/2020. The 3rd installment Combined taxes of 20xx have been paid in the amount of $xxx delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 24 months and next due date for the payment is xx/xx/2017. The last payment was received on xx in the amount of $xxxr the due date of xx/xx/2017. The xx is reflected in the amount of xx till the due date of xx/xx/2017.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter 13 with the case #xx on xx and the plan was confirmed on xx. The motion for relief from stay was filed on xx. According to the amended plan dated xx, the Debtor sxxpay $xxxer month for the period of 50 months. The proof of claim was filed on xx with the claim amount of xx and the amount of arrearage is xx.
The foreclosure was initiated. The sale was scheduled for xx. However, the foreclosure sale was put on hold as the borrower had filed bankruptcy under chapter 13 with the case #xx on xx.
The review of payment history shows that the borrower has been delinquent for 24 months and next due date for the payment is xx/xx/2017. The last payment was received on xx in the amount of $xxxr the due date of xx/xx/2017. The xx is reflected in the amount of xx till the due date of xx/xx/2017.
The loan modification agreement was made on xx/xx/2015 between the borrower xx . The borrower promises to make a monthly payment of $xxx with the interest rate of 3.875% beginning from xx/xx/2016 till the maturity date of xx/xx/2055. The New Principal xx stated in the modification is xx.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine the current property condition. No damage and repairs have been found.

Update:
As per servicing comment dated xx/xx/2022, the borrower filed for bankruptcy under Chapter 13 with case#xx. Further details not provided.
As per servicing comment dated xx/xx/2022, borrower has an outside lien on their property. Further details not provided.
As per servicing comment dated xx/xx/2022, taxes have been sold on xx/xx/2023 in the amount $xxxth certificate #xx.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated. The sale was scheduled for xx. However, the foreclosure sale was put on hold as the borrower had filed bankruptcy under chapter 13 with the case #xx on xx.
bankruptcy Comments:The borrower had filed bankruptcy under chapter 13 with the case #xx on xx and the plan was confirmed on xx. The motion for relief from stay was filed on xx. According to the amended plan dated xx, the Debtor sxxpay $xxxer month for the period of 50 months. The proof of claim was filed on xx with the claim amount of xx and the amount of arrearage is xx.	The loan modification agreement was made on xx/xx/2015 between the borrower xx H xx andxx. The borrower promises to make a monthly payment of $xxx with the interest rate of 3.875% beginning from xx/xx/2016 till the maturity date of xx/xx/2055. The New Principal xx stated in the modification is xx.	Missing Dicsloures Missing Required State Disclosures	2: Acceptaxxle with Warnings	* ComplianceEase State/Local Predatory Test Failed (Lvl 2) "Loan failed the home loan late charge test and the home loan grace period test. This can be cured xx Correcting the Late Charges and Grace Period as per the State law.

This loan failed the home loan late charge test. (NJ Axx 75, § 4. d.) , (NJ Sxx 279, § 3.) The home loan charges a late payment fee of 6.000%, which is more than the allowed maximum of 5% of the amount of the payment past due. NJ HOSA 2004 Home Loan Late Charge Test: FAIL

This loan failed the home loan grace period test. (NJ Axx 75, § 4. d.) , (NJ Sxx 279, § 3.) The home loan charges a late payment fee assessed on a payment past due for 10 days, which is less than the allowed minimum of 15 days. NJ HOSA 2004 Home Loan Grace Period Test: FAIL"
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey. The following state disclosures are missing from the loan file.
NJ Application Disclosure
Delivery Fee Authorization
NJ Attorney Disclosure
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax xxill Information
Private Well Testing
Lock-In Agreement
Commitment Disclosures
Choice of Insurer Disclosure
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Operative index value is unable to confirm (Lvl 2) "The operative index value is unable to be determined from the loan file."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx shows the subject xx was originated on xx.xx
The xx of assignment is complete.
There are no judgments and liens.
xxual xx taxes for the year of 20xx-2020 have been paid in the amount of $xxxo delinquent taxes have been found for the prior years.
Review of the payment history available from xx to xx states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxx which was applied to due date of xx and the next due date is xx. Current xx reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in collection. Review of the payment history available from xx/xx/2018 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxx which was applied to due date of xx/xx/2018 and the next due date is xx/xx/2018. Current UPB reflects in the provided payment history is in the amount of xx.
According to the xx report, the debtor xx  had filed the bankruptcy under the chapter-7 case# xx on xx/xx/2014. The debtor was discharged on xx/xx/2015 and case was terminated on xx/xx/2015.
CommentHistory_1_20190910
CommentHistory_Pool1_20190919

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx report, the debtor xx had filed the bankruptcy under the chapter-7 case# xx on xx/xx/2014. The debtor was discharged on xx/xx/2015 and case was terminated on xx/xx/2015.	Not Applicable	Missing Dicsloures Notice of servicing traxxer Origination Appraisal	2: Acceptaxxle with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "The loan is failed for the Pennsylxxia license validation test.
The Pennsylxxia Hxx 2179 requires non-exemptxxs engaged in the Business of making xx to be licensed, effective November 5th, 2008. However, subject loan was originated on xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan is failed for the Pennsylxxia license validation test."
* Missing Appraisal (Lvl 2)     "Appraisal Report at the Origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "xx Escrow Disclosure and List of Service Providers is missing from the loan file."
								* Notice of servicing traxxer missing or unexecuted (Lvl 2) "Notice of servicing traxxer is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx shows that the subject xx was originated on xx.00, with xx. with Instrument# and Instrument| xx/ xx.

The xx of assignment is not completed. The last assignment is from xx to xxMR.
xx. The last assignment should be xx.

There is one junior xx to the subject xx which was originated on xx.00, with xx as nominee for xx

No Active liens and judgments.

The Combined xxual taxes of 20xx have been paid in the amount of $xxxe Combined xxual taxes of 20xx have been due in the amount of $xxx	According to the payment history as of xx, the borrower is delinquent for 17 months. The last payment was received on xx, the payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of $xxx with xx is $xxx26 with the interest rate of 4.875%. The xx reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. According to the payment history as of xx/xx/2019, the borrower is delinquent for 17 months. The last payment was received on xx/xx/2018, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx with PITI is $xxx26 with the interest rate of 4.875%. The UPB reflected as per the payment history is in the amount of xx.

The reason for default was unable to determine hence the reason for default is unemployment decreased of income. The subject property is occupied by owner. No damage or repairs are found.

Update:
As per servicing comment dated xx/xx/2024, the borrower filed for bankruptcy under Chapter 13 with case#xx on xx/xx/2019 and bankruptcy case was discharged on xx/xx/2024.
Foreclosure Comments:The foreclosure was initiated in 2018.The file was refer to attorney on xx/xx/2018.The previous sale date is xx/xx/2018 it was on hold due to xx. The foreclosure sale was scheduled on xx/xx/2018 .The new sale date is on xx/xx/2019 but it can be put on hold due to the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2019.
Bankruptcy Comments:According to the xx, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2019.The plan was confirmed on xx/xx/2019. The xx was filed by the creditor xx on xx/xx/2019; the xx amount is xx. The xx arrearage is xx. As per order confirming chapter 13 plan 2 dated xx/xx/2019 The Debtor's Plan payments sxxbe increased to $xxx00 per month starts from xx/xx/2019 till 60 months. The schedule D of xxx does not contain any unsecured portion. There is no comment indicating a cram down.	Modification dated xx/xx/2016 has an xx and interest bearing amount of xx. the mod rate is 4.875%. The mod P&I payment effective on the due date xx/xx/2016 is $xxx.
The maturity date is extended to xx/xx/2056.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Right of Rescission	2: Acceptaxxle with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "The Loan Program Disclosure document is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following disclosures are missing from the loan file.
1.Waiver of borrowers Rightsand Closing Attorney Affidavit (not required xx law but provided as a matter of custom)
2.Disclosure of Additional Fees"
* Operative index value is unable to confirm (Lvl 2)     "As per note unable to determine the operative index value."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "The Right of Rescission is missing from the loan file."
								* TIL not hand dated (Lvl 2) "The TIL is not hand dated xx borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx reflects that the subject xx was originated on xx.xx in the amount of xx, which was recorded on xx/xx/2010.
The xx of the assignment has been completed. The latest assignment is with xx.
No active liens and judgments have been found against the borrower and the property.
xx taxes for the year of 20xx have been paid on xx and second installment taxes are due on xx each in the amount of $xxx prior years delinquent taxes have been found.
According to a review of the payment history as of xx, the borrower is currently delinquent for 17 months and the next due date for the regular payment is xx. The last payment was received on xx in the amount of $xxx93, which was applied for the due date of xx. The xx reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the bankruptcy and the next due for the regular payment is xx/xx/2018. The last payment was received on xx/xx/2019, in the amount of $xxx93 which was applied for xx/xx/2018. The UPB reflected in the payment history is in the amount of xx.
Unable to determine the reason for the default and intention of the borrower from the available servicing comments.
No loss mitigation activity has been initiated.
As per the servicing comments, the subject property has been occupied by the Non-owner. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated. The foreclosure file was referred to an attorney on xx/xx/2018. As per the comment dated xx/xx/2018, the foreclosure sale date was scheduled on xx/xx/2019; however, the foreclosure file was put on hold as the borrower  “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2019.
Bankruptcy Comments:According to the xx report, the borrower  “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The xx was filed by the creditor xx xx  on xx/xx/2019 with the xx amount of xx and the amount of arrearage is xx. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee in the amount of $xxx42 for the period of 60 months. No comment has been found indicating a cram-down.  Last time bankruptcy was filed on xx/xx/2019.
The Loan modification agreement was made on xx/xx/2015, between the borrower “ xx” and the xx “xx”. The borrower promises to make a monthly payment of $xxx93 with the rate of interest 4.500%, beginning from xx/xx/2015 till the maturity date of xx/xx/2055. The new principal xx stated in the Modification is in the amount of xx.
Missing Required State Disclosures Notice of servicing traxxer Origination Appraisal	2: Acceptaxxle with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated xx more than $xxxILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property located at xx state. The following require state disclosures are missing from the loan file.
1.Construction Lien Disclosure
2.xx Loan Servicing Disclosure
3.Choice of Insurance Notice
4.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Notice of servicing traxxer missing or unexecuted (Lvl 2) " servicing traxxer Document is missing from the loan file."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
Per the Updated Title Report dated xx, the subject xx is in 1st lien position. The xx of Assignment is complete. The latest assignment is to xx recorded xx/xx/2013. The title searcher noted the "Legal matches subject property but address and/or parcel do not. (Datatape and Assessor shows Property Address as xx). There are no active judgments or liens of record. The xxual Tax Amount is $xxxThe 20xx Combined xxual Taxes were paid on xx in the amount of $xxxThe 20xx Combined xxual Taxes are due xx/xx/2020 in the amount of $xx.	Review of the payment history as of xx reflects the loan is currently 12 months delinquent and due for the xx payment. The last funds were reversed due to xx in the amount of $xxx received xx and reversed xx. The last good funds received was on xx in the amount of $xxx56 and was applied to the June and July 20xx payments. The current xx per the payment history reflects in the amount of xx.	Collections Comments:The loan is currently in Bankruptcy, on Foreclosure hold. Review of the payment history as of xx/xx/2019 reflects the loan is currently 12 months delinquent and due for the xx/xx/2018 payment. The last funds were reversed due to xx in the amount of $xxx received xx/xx/2018 and reversed xx/xx/2018. The last good funds received was on xx/xx/2018 in the amount of $xxx56 and was applied to the June and July 2018 payments. The current UPB per the payment history reflects in the amount of xx. The loan was modified on xx/xx/2016 with a new UPB of xx to a fixed rate of 6.125% with a P&I payment for $xxx beginning xx/xx/2016 until maturity date of xx/xx/2056. xx provided xx/xx/2019 reflects Curtailment of Income. The borrowers husband lost his job for several months and is working again however they are still trying to catch up on the bills. Borrower called in on xx/xx/2018 to check on the status of the loan modification application. The servicer advised the modification was denied due to the payment would increase. Foreclosure proceedings began when the file was referred to the attorney on xx/xx/2018. A copy of the xx is in the file dated xx/xx/2019 for foreclosure case#xx. The servicing comments reflect the Complaint was filed on xx/xx/2019 and Service was Completed on xx/xx/2019. The Order of Reference was sent on xx/xx/2019. A Hearing was held on xx/xx/2019 and Judgment was Entered with a Total Judgment Amount of xx (breakdown as follows: UPB xx, Interest $xxx43, Escrow Adxxces $xxx, Corporate Adxxces $xxx, Corporate Expenses $xxxemaining Fees $xxx32). The Foreclosure Sale date was scheduled for xx/xx/2019 however the borrower filed Bankruptcy on xx/xx/2019 placing foreclosure on hold. Active Chapter 13 Bankruptcy case# xx was filed by the borrower, xx, on xx/xx/2019. Schedule D of the Bankruptcy xxx dated xx/xx/2019 reflects the amount of claim for the subject property is $xxxth the value of the collateral as $xxxeaving no unsecured portion. The description of the property states the tax value is xx but the debtor believes it is worth $xxxecause of an online appraisal. The xx was filed by xx xx d/xx/a Mr. xx on xx/xx/2019 with a secured claim amount of xx with arrearages totaling $xxx08. The original Bankruptcy Plan was filed xx/xx/2019 and reflects the debtor to pay to the trustee $xxxnth for 60 months however the Bankruptcy History Docket as of xx/xx/2019 reflects a Modified Plan was filed xx/xx/2019 and an Order to Pay Wages to the Trustee was filed xx/xx/2019. The Confirmation Hearing is scheduled to be held on xx/xx/2019. AVM located in the file is dated xx/xx/2015 and reflects a Predicted Value of xx. The servicing comments do not indicate any property damages.
Foreclosure Comments:Foreclosure proceedings began when the file was referred to the attorney on xx/xx/2018.  A copy of the xx is in the file dated xx/xx/2019 for foreclosure case# xx.  The servicing comments reflect the Complaint was filed on xx/xx/2019 and Service was Completed on xx/xx/2019.  The Order of Reference was sent on xx/xx/2019.  A Hearing was held on xx/xx/2019 and Judgment was Entered with a Total Judgment Amount of xx (breakdown as follows:  UPB xx, Interest $xxx43, Escrow Adxxces $xxx, Corporate Adxxces $xxx, Corporate Expenses $xxxemaining Fees $xxx32).  The Foreclosure Sale date was scheduled for xx/xx/2019 however the borrower filed Bankruptcy on xx/xx/2019 placing foreclosure on hold.
Bankruptcy Comments:Active Chapter 13 Bankruptcy case# xx was filed by the borrower, xx, on xx/xx/2019. The plan was confirmed on xx/xx/2019. Schedule D of the Bankruptcy xxx dated xx/xx/2019 reflects the amount of claim for the subject property is xx with the value of the collateral as xx leaving no unsecured portion. The description of the property states the tax value is xx but the debtor believes it is worth $xxxecause of an online appraisal. The xx was filed by xx xx d/xx/a Mr. xx on xx/xx/2019 with a secured claim amount of xx with arrearages totaling $xxx08. The original Bankruptcy Plan was filed xx/xx/2019 and reflects the debtor to pay to the trustee $xxxnth for 60 months however the xx as of xx/xx/2019 reflects a Modified Plan was filed xx/xx/2019 and an Order to Pay Wages to the Trustee was filed xx/xx/2019. The Confirmation Hearing is scheduled to be held on xx/xx/2019.	The loan was modified on xx/xx/2016 with a new xx of xx to a fixed rate of 6.125% with a P&I payment for $xxx beginning xx/xx/2016 until maturity date of xx/xx/2056.	Affiliated Business Disclosure
Credit Application
Final Txx in Lending Discl.
xx Escrow Acct Disclosure
Missing Dicsloures
xx Insurance
Notice of  servicing traxxer
Origination Appraisal
Right of Rescission	2: Acceptaxxle with Warnings	* Application Missing (Lvl 2) "The xx and Final Loan Applications are xxoth missing from the file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Risk Indicator is Moderate due to failing the TILA APR Test which is due to missing the Final TIL."
* ComplianceEase TILA Test Failed (Lvl 2)     "The TILA APR Test failed due to missing the Final TIL and the APR was entered as 0% in order to test compliance."
* Final TIL Missing or Not Executed (Lvl 2)     "The Final TIL is missing from the file."
* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The xx Escrow Account Disclosure is missing from the file."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan was originated with xx Insurance.  Missing the MI Cert from the file."
* Missing Appraisal (Lvl 2)     "The Appraisal at origination is missing from the file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Providers is missing from the file."
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "The Notice of  servicing traxxer is missing."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Required Affiliated Business Disclosure is missing from the file."
								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from the file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value: Date: Type:AVM	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx the subject xx was originated on xx. Recorded on xx/xx/2000 the xx of assignment has been completed. The current assignment is with the xx which was recorded on xx/xx/2014.
subject xx is on xx lien position. As there is one Junior xx on the subject property which was originated on xx.00 which is in favor of xx and recorded on xx/xx/2016.
There is one xx open against the borrower, in the amount of $xxxch was recorded on xx in favor of xx.
The Combined xxual taxes of 20xx have been due in the amount of $xxxthe due date is xx/xx/2020.
The Combined xxual taxes of 20xx have been paid in the amount of $xxxNo prior years delinquent taxes have been found pending.
The review of payment history as of xx shows that the borrower is current with the loan payments and the next due date is xx. The last payment was received on xx in the amount of $xxx which was applied to xx. The xx in the payment history is reflected in the amount of xx. The current P&I is $xxx and the current xx is $xxx.	Collections Comments:The collection comments review states that the loan is in active bankruptcy. The review of payment history as of xx/xx/2019 shows that the borrower is current with the loan payments; the loan status is performing and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied to xx/xx/2019. The UPB in the payment history is reflected in the amount of xx. The current P&I is $xxx and the current PITI is $xxx.
The collection comments review states that the foreclosure was initiated and as per comments dated xx/xx/2019, the file was referred to an attorney on the same date. As per comments dated xx/xx/2019, the sale was scheduled on xx/xx/2019. However, that was put on hold due to filed bankruptcy under chapter 13 on xx/xx/2019.
The current bankruptcy status is plan confirmed.
As per comments dated xx/xx/2019, the property was occupied by the non-owner.
The current property condition is unable to be determined from the available comments. However, no damages or estimated repairs related to the property have been found.

Foreclosure Comments:As per servicing comments foreclosure was initiated against subject property in 2019. As per servicing comments the foreclosure was referred to attorney on xx/xx/2019 and. And foreclosure sale date was xx/xx/2019 But Foreclosure was place on hold due to Bankruptcy Borrower had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2019.  Foreclosure was still on hold. No further evidences have been found regarding foreclosure proceedings.

Bankruptcy Comments:As per xx records, the borrower xx had filed the bankruptcy under chapter-13 with the case#xx on xx/xx/2019. The xx was filed by Lender on xx/xx/2019 with the secured claim amount of xx and an arrearage in the amount of $xxx07. The order confirming chapter 13 plan was filed on xx/xx/2019 as per which the debtor sxxpay $xxx weekly to the debtor.

The loan modification agreement was made between (borrower) and (xx) on xx with a new principal xx of xx with fixed rate of 7.625%. The borrower promised to pay monthly P&I payment in the amount of $xxx beginning on xx till the maturity date of xx/xx/2058.	Affiliated Business Disclosure Missing Required State Disclosures Notice of servicing traxxer	2: Acceptaxxle with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "TN Seller-Paid Points and Fees Exception Test:Fail.
This loan is subject to rules that takes into account xxrokerage fees that were paid xx the seller in a loan transaction under certain circumstances. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for "Seller-Paid Points and Fees"."xxrokerage fee" means any fee paid xx or charged to a loan applicant for loan origination charged xx a xxroker or xx when no part of such fee is for service rendered xx a third party provider. For the purpose of this rule, xxrokerage fee is synonymous with finder fee.Any xxrokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonaxxle and sxxbe grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonaxxle compensation."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is "Moderate" as this loan has failed the TN Seller-Paid Points and Fees Exception Test and GSE."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in TN State. The following state disclosures are missing in the loan files.
Placement of Insurance Disclosure
Availability of Title Insurance
TN Consent to Disclosure of Insurance Information
Choice of Agent/insurer
Insurance Solicitation/Post Commitment"
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "Notice of  servicing traxxer disclosure  is missing from the loan files."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing."		Moderate	Not Covered	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx, shows that the subject xx was originated on xx. which was recorded on xx/xx/2002.

The xx of the assignment has been completed. The last assignment is xx.

There are 4 municipal liens against the Subjet property in favor of Dormont xxorough recorded on different dates in the total amount of $xxxhere is a xx against the borrower  xx USA, xx in the amount of $xxxhere is a xx against the borrower xx in the amount of $xxxxual xx taxes for the year of 20xx are paid in the amount of $xxx prior year delinquent taxes have been found.
According to the payment history as of xx, the borrower is delinquent for 15 months. The payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of $xxx and xx is in the amount of $xxx. The xx reflected as per the payment history is in the amount of xx.	Collections Comments:As per the servicing comments, the loan is collections. The borrower is delinquent for 15 months. The payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.

The reason for default is unemployment of borrower.

The foreclosure was initiated. The file was referred to an attorney on xx/xx/2017 and the complaint was filed on xx/xx/2017. The judgment was entered but the date is unable to determine. The sale was scheduled for xx/xx/2018. However, the foreclosure was put on hold as the borrower filed the bankruptcy chapter 13 with the case#xx on xx/xx/2018.
xxhad filed bankruptcy under chapter 13 with the case#xx on xx/xx/2018. The debtor had filed the chapter 13 plan on xx/xx/2018 which was confirmed on xx/xx/2018. According to the plan, the debtor sxxpay to $xxx00 for 60 months. The creditor had filed the xx on xx/xx/2018 with the secured claim amount of $xxxd arrearage of xx.
The loan has been modified once since origination. This modification agreement was signed between xx(Borrower) and the lender xx. (Lender) on xx/xx/2016.
Unable to determine the current condition and ownership of the subject property.

Update:
As per servicing comment dated xx/xx/2022, bankruptcy case was discharged on xx/xx/2024.
As per servicing comment dated xx/xx/2022, foreclosure case was cancelled on xx/xx/2023 due to loan reinstatement.
As per servicing comment dated xx/xx/2023, the modification an effective date of xx/xx/2023 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of $xxx with a modified interest rate of 10.00% starting on xx/xx/2023 and continuing until the new maturity date of xx/xx/2053. There is no deferred balance and principal forgiven amount.
Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2017 and the complaint was filed on xx/xx/2017. The judgment was entered but the date is unable to determine. The sale was scheduled for xx/xx/2018. However, the foreclosure was put on hold as the borrower filed the bankruptcy chapter 13 with the case#xx on xx/xx/2018.
Bankruptcy Comments:xxhad filed bankruptcy under chapter 13 with the case#xx on xx/xx/2018. The debtor had filed the chapter 13 plan on xx/xx/2018 which was confirmed on xx/xx/2018. According to the plan, the debtor sxxpay to $xxx00 for 60 months. The creditor had filed the xx on xx/xx/2018 with the secured claim amount of $xxxd arrearage of xx.	The loan has been modified once since origination. This modification agreement was signed between xx (borrower) and thexx. (xx) on xx/xx/2016. According to the modified terms, the new principal xx is xx. The borrower promises to pay $xxx with the starting rate of interest 8.25% beginning from xx/xx/2016. The new maturity date is xx/xx/2056.	Affiliated Business Disclosure	2: Acceptaxxle with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the allowaxxle points and fees test.
The loan exceeds the HOEPA APR threshold for prixx residences.
The loan exceeds the HOEPA points and fees threshold for prixx residences."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "missing AxxA"		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx, shows that the subject xx was originated on xx.
The xx of the assignment has not been completed. The latest assignment is with xx which was recorded on xx/xx/2012. However, it should be with xx.
No active judgments or liens have been found.
The xxual installment of the Combined jurisdiction tax of 20xx has been paid in the amount of $xxxxx.
No prior year delinquent taxes have been found.
According to the review of payment history as of xx, the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of $xxx and xx is in the amount of $xxx. The xx reflected in the amount of xx.	Collections Comments:As per the review of the servicing comment, the current status of the loan is in performing and the borrower is current with the loan. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected in the amount of xx.
As per the comment dated xx/xx/2019, the reason for default is the death of the borrower.
The loan modification agreement was made between (borrower) xx and (Lender) xx xx, on xx/xx/2019.
The servicing comment dated xx/xx/2019 shows that the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2019. The complaint was filed on xx/xx/2019. However, as per the comment dated xx/xx/2019, the foreclosure was put on hold due to loss mitigation. No further details have been found.
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between (borrower) xx and (xx) xx, on xx.
The borrower promises to pay the new xx in the amount of xx with an xxual fixed modified interest rate of 6.250% and new P&I is in the amount of $xxx beginning from xx. The maturity is xx/xx/2059. There is no provision for the xxalloon payment.	Missing Required State Disclosures	2: Acceptaxxle with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated xx more than $xxxILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated xx more than $xxx Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file.
1.Cash-Out Refinance Disclosure
2.Property Insurance Disclosure
3.Colorado Notice to Cosigner
								4.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
Updated title report as of xx shows subject xx was originated and recorded on xx/xx/2005 in the amount of xx with xx. There is a xx in the amount of $xxxvor of xx. There is a Water/Sewer/Utilities outstanding for the property totaling $xxxded in favor of the xx which was recorded on xx/xx/2009. No prior years delinquent taxes found. Current year taxes are due in the amount of $xxx	According to the payment history as of xx, the borrower is currently delinquent for 12 months. The last payment was received on xx, the payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of $xxxxx is in the amount of $xxx reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in active bankruptcy. The borrower is currently delinquent for 12 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2018. The P&I is in the amount of $xxxB reflected as per the payment history is in the amount of xx. No damages or repairs have been found.
The reason for default is unemployment and decreased income. The subject property has been occupied by the owner.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2017 and the complaint was filed on xx/xx/2018. Judgment was entered on xx/xx/2018. Sale was scheduled on xx/xx/2018, however the sale was put on hold as Borrower filed bankruptcy under chapter-13 with the case # xx on xx/xx/2018.
Bankruptcy Comments:Borrower filed bankruptcy under chapter-13 with the case # xx on xx/xx/2018 and the plan is awaiting confirmation hearing. xx was filed on xx/xx/2018 in amount of xx and an arrearage in the amount of $xxxcording to the amended chapter 13 plan dated on xx/xx/2018, the debtor sxxpay to trustee for 56 months in the amount of $xxxis no comment indicating a cram down.	Loan Modification agreement between xx R. xxe and xx M. xxe and xx. Loan Servicer for xx Nation xx on xx/xx/2016. The new principal xx is xx.of which xx is deferred with the remaining xx bearing interest. The agreement is a fixed amortization type with the xx payment in the amount of $xxxdue on xx/xx/2016 and the interest rate is 2.000% and graduates to 3.625%. There are 3 steps of modification. borrower promises to pay and the 1st step is $xxxhly with a modified interest rate 2% beginning from xx/xx/2016, 2nd step is $xxxhly with a modified interest rate 3% beginning from xx/xx/2021, 3rd step is $xxxhly with a modified interest rate 3.625% beginning from xx/xx/2022, with a maturity date xx/xx/2052. A final xxalloon payment on the deferred xx is due on maturity date.	Affiliated Business Disclosure Missing Required State Disclosures Notice of servicing traxxer	2: Acceptaxxle with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "GSE (xx Public guidelines) Seller Paid Points and Fees Exception Test: FAIL
This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid xx the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxicitly provided for "Seller-Paid Points and Fees."
GSE (Frxx Mac Public guidelines) Seller Paid Points and Fees Exception Test: FAIL
This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid xx the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxicitly provided for "Seller-Paid Points and Fees.""
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Massachusetts state.
The following disclosures are missing from the loan file:

1. Lead-xxased Paint Disclosure
2. xx Loan Application Disclosure
3. Carxxon Monoxide Alarms
4. MA Smoke Detector Certificate
5. Notice of the Specific Reason for Denial of Credit
6. Demonstration and Documentation of Compliance with borrower’s Interest Requirement"
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "The notice of service traxxer missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "TIL not hand dated xx borrowers."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
As per the updated title report dated xx,  the subject xx was originated on xx.
The xx of assignment has not been completed. The last assignment is from xx to xx D/xx/A Mr.xx. It should be with the xx.
There are 2 active credit card judgment xx in the amount of xx in the favor of xx recorded on xx/xx/2014 and the other in the amount of xx in the favor of xx recorded on xx/xx/2014.
xxual Combined taxes for the year 20xx have been delinquent in the amount of $xxx	As per the review of the payment history, the borrower has been delinquent for 10 months and the next payment is due for xx. The last payment was received on xx in the amount of $xxx39 which was applied for xx. The xx is xx. The current P&I is $xxx and xx is $xxx39.	Collections Comments:The review of the collection comment shows that the loan is in active Bankruptcy and next due date for the payment is xx/xx/2018.
The review of payment history shows that the borrower has been delinquent for 9 months and next due date for payment is xx/xx/2018. The last payment received date is unable to be determined. The UPB is reflected in the latest payment history in the amount of xx.
The reason for default is Illness Of Mortgagor's Family Member.
As per the servicing comment, the subject property is owner occupied. No damages or repairs have been found.

Foreclosure Comments:The foreclosure was initiated in 2018 and referred to attorney on xx/xx/2018.The sale was scheduled on xx/xx/2018.The foreclosure was re-referred to attorney xx/xx/2018 and the sale was scheduled on xx/xx/2018. The foreclosure file was closes due to reinstatment.Again the foreclosure was re-referred to attorney on xx/xx/2019 and the sale was  scheduled on xx/xx/2019.However, the foreclosure was put on hold as the borrower had filed for bankruptcy under chapter-13 with the case#xx on xx/xx/2019.
Bankruptcy Comments:As per the review of the xx report, the borrower xx had filed bankruptcy under chapter-13 with case#xx on xx/xx/2019. The xx was filed on xx/xx/2019 and the amount of secured claim is xx and the amount of arrearage is xx.	This loan modification agreement was made between (borrower)xxand (xx)xx, on xx/xx/2016.The borrower promises to pay the new xx in the amount of xx with an xxual fixed modified interest rate of 5.875 % and new P&I in the amount of $xxx beginning from xx/xx/2017 till the maturity date xx/xx/2057. There is no provision for the xxalloon payment.
Affiliated Business Disclosure Missing Required Disclosures Missing Required State Disclosures xx Insurance	3: Curaxxle	* MI, FHA or MIC missing and required (Lvl 3) "The loan type is conventional. Tape reflects MI certificate is required. However, the MI certificate is missing from the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Alaxxama state.The following state disclosures are missing from the loan file.

1.Choice of Insurer
2.Insurance Sales"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
Updated title report dated xx shows that the subject xx was originated on xx.00 in the favor of xx as nominee for xx. The xx of assignment is complete as currently the loan is with assignee xx.
There are several liens and judgments against the subject property and borrower.

1) Junior xx against the subject property in the amount of xx in the favor of xx as nominee  for  xx which was recorded on xx/xx/2006.
2) There is an active credit card judgment against the borrower in the amount of $xxxthe favor of xx which was recorded on xx.
The xxual property taxes for the year of 20xx are paid in the amount of $xxx.56. No prior year's taxes have been delinquent.

According to the review of latest payment history as of xx, the borrower has been delinquent from xx to xx. The last payment was received on xx in the amount of $xxx78 which was applied for the due date of xx. The current unpaid principal xx is xx. Current P&I is $xxx12 and current Interest rate is 4%.	Collections Comments:According to the review of latest payment history as of xx/xx/2019, the borrower has been delinquent from xx/xx/2018 to xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx78 which was applied for the due date of xx/xx/2018. The current unpaid principal balance is xx. Current P&I is $xxx12 and current Interest rate is 4%.
No evidence of foreclosure has been found in the collection comments.
The debtor had filed the bankruptcy under chapter 13 with case #xx on xx/xx/2019. The xx was filed by the creditor on xx/xx/2019 with the claim amount of xx and amount of arrearage is xx. The plan was confirmed on xx/xx/2019. According to the confirmed chapter 13 plan debtor will pay to trustee the amount of $xxx for next 54 months (Arrears).

Update:
As per the servicing comment dated xx/xx/2024, the bankruptcy case #xx was discharged on xx/xx/2024 and closed on xx/xx/2024.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor had filed the bankruptcy under chapter 13 with case #xx on xx/xx/2019. The xx was filed by the creditor on xx/xx/2019 with the claim amount of xx and amount of arrearage is xx. The plan was confirmed on xx/xx/2019. According to the confirmed chapter 13 plan debtor will pay to trustee the amount of $xxx for next 54 months (Arrears).	The loan was modified on xx/xx/2015. According to the modification agreement the new modified principal xx is xx. The current P&I is $xxx12 and current Interest rate is 4%. The xx payment begun on xx/xx/2015 and xx/xx/2055 will be the new maturity date.	Affiliated Business Disclosure xx Escrow Acct Disclosure Notice of servicing traxxer	2: Acceptaxxle with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the seller-paid points and fees exception test. This loan is subject to legislation that takes into account points and fees that were paid xx the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for "Seller-Paid Points and Fees.""
* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx Escrow account disclosure is missing from the loan file."
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "Notice of  servicing traxxer is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
The review of the pro-title dated xx reflects that the subject xx was originated on xx dxxa xxx in the amount of xx, which was recorded on xx/xx/2006.
The xx of the assignment has not been completed. The latest assignment is from UA xx to xx D/xx/A Mr.xx which was recorded on xx.xxowever, the missing assignment is to xx.
There was a senior xx against the subject property prior to the subject xx in the favor of xx. D/xx/A  xx . in the amount of xx which was recorded on xx/xx/xx98; however, the satisfaction for senior xx was found located at “xx”. The document reveals that the senior xx has been discharged or released. All the details of senior xx in satisfaction of xx document (xx name, loan amount, Book#, page#) are matched with the senior xx details.
There is xx lien against the borrower xx in the favor of xx which was recorded on xx/xx/2008.
There is an active xx against the borrower xx in the favor of xx which was recorded on xx.xxx and second Combined taxes for the year of 20xx have been paid on xx respectively each in the amount of $xxxrior years delinquent taxes have been found.
According to a review of the payment history as of xx, the borrower is currently delinquent for 8 months and the next due date for the regular payment is xx. The last payment was received on xx in the amount of $xxxch was applied for the due date of xx. The xx reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the bankruptcy and the next due for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019, in the amount of $xxxh was applied for xx/xx/2019. The UPB reflected in the payment history is in the amount of xx.
Unable to determine the reason for the default and intention of the borrower from the available servicing comments.
No loss mitigation activity has been found.
As per the servicing comments, the subject property has been occupied by the owner. No damage pertaining to the subject property has been found.

Update:
As per the servicing comment dated xx/xx/2024, the bankruptcy case #xx was discharged on xx/xx/2024. Further details were not provided.
As per the servicing comment dated xx/xx/2024, the subject property needs repair for flooding the basement. No information has been found related to damage or repairs in the latest 36 months of collection comments.
Foreclosure Comments:
As per the review of the servicing comments, the foreclosure was initiated. The foreclosure file was referred to an attorney on xx/xx/2018; however, the foreclosure file was put on hold as the borrowers  “xx” had filed for bankruptcy under Chapter-13 with case#xx on xx/xx/2019.

Bankruptcy Comments:According to the xx report, the borrowers  “xx” had filed for bankruptcy under Chapter-13 with case#xx on xx/xx/2019. The plan is not confirmed yet. The xx was filed by the creditor xx xx  on xx/xx/2019 with the xx amount of xx and the amount of arrearage is xx. As per the proposed chapter 13 plan the debtor was supposed to pay to the trustee in the amount of $xxxthe period of 60 months for the total amount of xx to the trustee. The Schedule-D in xxx shows xx as an unsecured portion out of claim amount xx. No comment has been found indicating a cram-down. The motion for relief from automatic was filed by the creditor xx xx on xx/xx/2019 as the debtor failed to make the post-xx payments from xx/xx/2019 to as of date xx/xx/2019 with the arrears amount of $xxxever, the motion was not granted yet.  Last time bankruptcy was filed on xx/xx/2019.
The Loan modification agreement was made on xx, between the borrower “xx ” and the xx “xx”. The borrower promises to make a monthly payment of $xxx the rate of interest 3.875%, beginning from xx till the maturity date of xx/xx/2058. The new principal xx stated in the Modification is in the amount of xx. The xx had deferred the amount of xx from the new modified principal xx. Hence, the interest-bearing amount is xx. This modification does not contain any xxalloon provision.	HUD-1 Closing Statement	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The copy of the final hud-1 document which was located at “659xx0079_PS.IMAGES_ADxx2541C-C3EA-4xxCxx-9817-877A9xxC445xxD.pdf pg#351” is illegixxle; however, some point and fees are handwritten xx the settlement agent. The document is considered to check the CE result."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid xx the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxicitly provided for
"Seller-Paid Points and Fees"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed GSE (xx Public guidelines) Seller Paid Points and Fees Exception Test.
This loan failed  GSE (Frxx Mac Public guidelines) Seller Paid Points and Fees Exception Test:
								This loan failed Seller-Paid Points and Fees Exception Test"		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
The review of updated title report dated xx shows that the subject xx was originated on xx.  The xx of assignment is not complete.  The latest assignment is to xx recorded xx/xx/2016.
Active judgments and liens;
1) State tax lien has been found pending against the borrower xx, it was recorded on xx/xx/2014 in the amount of $xxxch is in the favor of “xx”.
2) Child Support Lien (Judgment) has been found pending against the borrower xx, it was recorded on xx/xx/2015 in the amount of $xxxch is in the favor of “xx”.
3) Child Support Lien (Judgment) has been found pending against the borrower xx, it was recorded on xx/xx/2016 in the amount of $xxxch is in the favor of “xx”.
4) Child Support Lien (Judgment) has been found pending against the borrower xx, it was recorded on xx in the amount of $xxxch is in the favor of “xx”.
5) Child Support Lien (Judgment) has been found pending against the borrower xx, it was recorded on xx/xx/2010 in the amount of xx which is in the favor of “xx”.
6) Civil multiple judgment has been found pending against the borrower xx, it was recorded on xx/xx/2017 in the amount of $xxxch is in the favor of “xx”.
20xx 1st installment of Combined Taxes have been paid in the amount of $xxxxx and 2nd installment has been paid in the amount of $xxxxx. No prior years delinquent taxes found.
Review of the payment history provided as of xx reveals that borrower is 12 months delinquent and next due for the xx payment. The last payment was received on xx which was applied to the xx payment. The current xx as of the date of this review reflects in the provided payment history in the amount of xx.	Collections Comments:Review of the payment history provided as of xx/xx/2019 reveals that borrower is 12 months delinquent and next due for the xx/xx/2018 payment. The last payment was received on xx/xx/2019 which was applied to the xx/xx/2018 payment. The current UPB as of the date of this review reflects in the provided payment history in the amount of xx.
The loan modification agreement was made between xx (Lender) on xx/xx/2017 with a new principal balance of xx with fixed rate of 4.250%. The borrower promised to pay monthly P&I payment in the amount of $xxx60 beginning on xx/xx/2017 till the maturity date of xx/xx/2057.
There is another loan modification agreement in the file dated xx/xx/2018 however it is not executed and was not completed.
Foreclosure file was referred to Attorney on xx/xx/2018.  Foreclosure was placed on a Loss Mitigation hold xx/xx/2019 and currently remains on hold.  The Assignment was drafted from xx to xxxx D/xx/A Mr. xx and sent to the Attorney on xx/xx/2019 to be recorded.  Servicing comments reflect the Complaint has not yet been filed.

Comment dated xx/xx/2019 reflects the borrower was approved for 3 months Forbearance plan with the prior servicer for $xxxh which was to begin in the month of February-2019. Borrower states his reason for default as excessive obligations. Comment dated xx/xx/2019 reflects a trial forbearance plan was set up and the first trial period payment was made per comment on xx/xx/2019.  On xx/xx/2019 it shows another Forbearance payment was received then comment dated xx/xx/2019 shows the borrower set up the next trial payment in the amount of $xxx60 scheduled for xx/xx/2019 which completed the 3 months.  All trial payments were made and the servicer prepared the Final Loan Modification Docs on xx/xx/2019 to be sent to the borrower.  The comments do not provide details of this Loan Modification.
As per the collection comments and xx report, bankruptcy has not been filed by the borrower. No comment has been found regarding property occupancy and no damages or repairs are noted in the available collection comments.

Foreclosure Comments:Foreclosure file was referred to Attorney on xx/xx/2018.  Foreclosure was placed on a Loss Mitigation hold xx/xx/2019 and currently remains on hold.  The Assignment was drafted from xx xx Association to xx xx D/xx/A Mr. xx and sent to the Attorney on xx/xx/2019 to be recorded.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between , xx. Loan Servicer for xx (xx) on xx/xx/2017 with a new principal xx of xx with fixed rate of 4.250%. The borrower promised to pay monthly P&I payment in the amount of $xxx60 beginning on xx/xx/2017 till the maturity date of xx/xx/2057.	Affiliated Business Disclosure Missing Required State Disclosures Notice of servicing traxxer	2: Acceptaxxle with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the seller-paid points and fees exception test;
This loan is subject to legislation that takes into account points and fees that were paid xx the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for "Seller-Paid Points and Fees.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Risk Indicator is Moderate due to failing the Seller-Paid Points and Fees Exception Test."
* Missing Required State Disclosures (Lvl 2)     "The Property is located in the state of xx and the following Required State Disclosures are missing from the loan file:
NY Consumer Credit Disclosure / Fair Credit Reporting Notice, NY Interest Rate Disclosure, xxankers and Exempt Organizations Pre-application, Co-Signer Notice Requirements, Default Warning Notice, Commitment Disclosure, Lock-in Disclosure, Expiration of Lock-in or Commitment Period."
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "Notice of  servicing traxxer is missing from loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
Updated title report as of xx shows subject xx was originated on xx.xx with xx.
 There is a juniormortgage which was originated on xx.xx with xx.
There are two xx /xx liens outstanding against the subject property in favor of xx in the total amount of $xxx were recorded on xx/xx/2009 and xx.
Current year taxes are due in the amount of $xxx	According to the payment history as of xx, the borrower is currently delinquent for 15 months. The last payment received date is unable to be determined. The payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of $xxxxx is unable to be determined. The xx reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in active bankruptcy.
The borrower is currently delinquent for 15 months. The payment applied date was xx/xx/2018. The P&I is in the amount of $xxxB reflected as per the payment history is in the amount of xx.
As per comment dated xx/xx/2019, reason for default is Marital Difficulties.

Update:
No additional information found in recent collection comments.
Foreclosure Comments:adjourning all foreclosure proceedings as borrower filed bankruptcy under chapter-13 with the case # xx on xx/xx/2019 and dismissed foreclosure action.
Bankruptcy Comments:Borrower filed bankruptcy under chapter-13 with the case # xx on xx/xx/2019 and the Confirmation hearing is scheduled for xx/xx/2019. xx included in the bankruptcy file was by xxxx dba Mr.xx on xx/xx/2019 amount of the secured claim amount xx and an arrearage in the amount of xx. The amended chapter 13 plan on xx/xx/2019. According to the chapter 13 plan dated on xx/xx/2019, the debtor sxxpay to trustee $xxxweek for 60 months. There is no comment indicating a cramdown.	Loan Modification agreement xx and xx. on xx/xx/2012. The new principal xx is xx of which xx is deferred with the remaining xx bearing interest. The agreement is a fixed amortization type with the xx payment in the amount of $xxxue on xx/xx/2012 and the interest rate is 4.250%. A final xxalloon payment on the deferred xx is due on maturity. The maturity date is xx/xx/2052. The loan was modified once.	Affiliated Business Disclosure xx Escrow Acct Disclosure Missing Required State Disclosures Notice of servicing traxxer	2: Acceptaxxle with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "GSE (xx Public guidelines) Seller Paid Points and Fees Exception Test: FAIL
This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid xx the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxicitly provided for "Seller-Paid Points and Fees."
GSE (Frxx Mac Public guidelines) Seller Paid Points and Fees Exception Test: FAIL
This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid xx the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxicitly provided for "Seller-Paid Points and Fees.""
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx Escrow Account Disclosure Statement is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Michigan state.
The following disclosures are missing from the loan file:
1. MI borrower's xxill of Rights
2. MI Consumer Caution and xxhip Counseling Notice
3. Choice of Insurance Agent"
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "Notice of  servicing traxxer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL not hand dated xx the borrowers."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx the subject xx was originated on xx.xx
The xx of assignment is completed. Currently assignment is with “xx”.

1. There is xx lien against the borrower which was recorded on xx/xx/2009 in favor of ‘xx’ in the amount of $xxxhere is xx lien against the borrower which was recorded on xx/xx/2012 in favor of ‘xx’ in the amount of $xxxhere is xx lien against the borrower which was recorded on xx/xx/2017 in favor of ‘xx’ in the amount of $xxxe is one xx open against the borrower which was recorded on xx/xx/2013 in favor of ‘xx’ in the amount of $xxxtown taxes for 20xx are due in the amount of $xxx town taxes for 20xx paid off in the amount of $xxxprior delinquent taxes have been found.
Review of updated payment history dated xx shows that the loan is performing and borrower is making his monthly payments. The last payment was received on xx in the amount of $xxx interest rate of 4.375% for the due date of xx. The next due date is xx. The payment history reflects current unpaid principal xx is in the amount of xx.	Collections Comments:CommentHistory_1_20190910
CommentHistory_1_20190911
CommentHistory_Pool1_20190919
xx CommentLogLongConsolidated - POOL 1
Property inspection was completed on xx/xx/2019. No any damages/repairs have been found. As per comment subject property is occupied by owner. Reason for default is Curtailment of income. The trial plan was offered to the borrower and borrower accepting trial plan on xx/xx/2019. The comment dated xx/xx/2019 shows that forbearance payment was received. The borrower made the last payment as per modification and first payment has been started from xx/xx/2019.

Review of updated payment history dated xx/xx/2019 shows that the loan is performing and borrower is making his monthly payments. The last payment was received on xx/xx/2019 in the amount of $xxx interest rate of 4.375% for the due date of xx/xx/2019. The next due date is xx/xx/2019. The payment history reflects current unpaid principal balance is in the amount of xx.
The review of collection comment and loan file states that foreclosure was initiated in 2018. The foreclosure file was referred to attorney on xx/xx/2018. As per comment dated xx/xx/2018, complaint was filed on xx/xx/2018. The foreclosure service was completed on xx/xx/2018. The foreclosure file was put on hold for Loss Mitigation and hold was ended on xx/xx/2019. According to xx/xx/2019, judgment hearing was scheduled for due xx/xx/2019. Same comment shows that foreclosure file was put on hold for Mediation Hearing.  No further information has been found regarding foreclosure filing.
No evidences have been found regarding bankruptcy filing.
Update:
As per comment dated xx/xx/2022, the modification agreement signed date was xx/xx/2017.
As per comment dated xx/xx/2022, the servicer gave the principle reduction in the amount of $xxxhe monthly payment of September 2022 of $xxxosure Comments:The review of collection comment and loan file states that foreclosure was initiated in 2018. The foreclosure file was referred to attorney on xx/xx/2018. As per comment dated xx/xx/2018, complaint was filed on xx/xx/2018. The foreclosure service was completed on xx/xx/2018. The foreclosure file was put on hold for Loss Mitigation and hold was ended on xx/xx/2019. According to xx/xx/2019, judgment hearing was scheduled for due xx/xx/2019. Same comment shows that foreclosure file was put on hold for Mediation Hearing.  No further information has been found regarding foreclosure filing.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between xx (borrower) and xx D/xx/A (xx) on xx with the new modified unpaid principal xx is xx. The interest bearing amount was xx and deferred xx is xx with interest rate 4.375% and the modified P&I was $xxx modified payment due date has xx and the maturity date will be xx/xx/2059.	Affiliated Business Disclosure Credit Application xx Escrow Acct Disclosure Missing Dicsloures xx Insurance Notice of servicing traxxer Origination Appraisal	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "The loan type is conventional. As per application, the MI fee is $xxxas per HUD-1 the MI fees are $xxx exceeding to 80%, the required MI certificate is missing from the loan file."	* Application Missing (Lvl 2) "Final application is available in the loan file located at "658649934_APPL_5ExxD774E-04xx2-4339-xx1FD-C54E6A13A3F1". However, the 3rd and 4th pages are missing in the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Connecticut license validation test: Filed.
xx licenses and secondaryxx licenses in existence on June 30th, 2008 sxxbe deemed on and after xxxst, 2008, to be axx license.
As of xxx, 2008 the Connecticutxx License and the Connecticut Secondxx License are no longer valid. The Connecticutxx License is available for loans with a closing date before xxxst, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk Indicator ide Moderate due to,
1. GSE (xx Public guidelines) Seller Paid Points and Fees Exception Test: Failed.
2. GSE (Frxx Mac Public guidelines) Seller Paid Points and Fees Exception Test: Failed.
3. CT License Validation Test:Failed."
* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of loan origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "Notice of  servicing traxxer is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx, the subject xx was originated on xx.xx with xx An xx.
The xx of assignment has been completed. Currently, the xx is with xx which was recorded on xx.xxunior xx originated on xx.xx in favor of xx.
Active liens and judgments against the borrower as follows:
xx lien against the subject property is in the favor of xx in the amount of $xxx was recorded on xx.xx1st and 2nd installment xx tax for the year of 20xx are due in the total amount of $xxx	According to the review of payment history as of xx, the borrower is delinquent for 9 months. The last payment was received on xx, the payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of $xxx reflected in the payment history is in the amount of xx excluding the deferred xx of xx.	Collections Comments:The loan is currently in bankruptcy. According to the review of payment history as of xx/xx/2019, the borrower is delinquent for 9 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxxB reflected in the payment history is in the amount of xx excluding the deferred balance of xx.
This loan modification agreement was made between (borrower) xx and (lender) xx on xx/xx/2017.
The reason for default is unavailable.
As per the servicing comment dated xx/xx/2018, the subject property is owner occupied. No latest servicing comment or xxx Report have been found to determine the current property condition and occupancy. No damages or repairs have been found.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2018. The date of complaint filed and judgment entered are unavailable. As per the comment dated xx/xx/2018, the foreclosure sale was scheduled on xx/xx/2018. The notice of trustee sale located at "xx". However, the foreclosure has been put on hold as the borrower had filed bankruptcy chapter 13 on xx/xx/2018. No further details have been found.
Bankruptcy Comments:According to the xx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. The xx was filed on xx/xx/2018, the xx amount is xx and the arrearage amount is xx. Amended chapter 13 plan was filed on xx/xx/2019 and awaiting for the confirmation. The schedule D of xxx does not show any unsecured portion. The date of last filing is xx/xx/2019. There is no comment indicating a cramdown.	This loan modification agreement was made between (borrower) xx, on xx/xx/2017.
The borrower promises to pay the new xx in the amount of xx with an xxual fixed modified interest rate of 3.250 % and new P&I in the amount of $xxxnning from xx/xx/2017 till the maturity date xx/xx/2057. The interest bearing amount is xx and the amount of deferred xx is xx. There is no provision for the xxalloon payment.
Affiliated Business Disclosure Credit Application Final Txx in Lending Discl. HUD-1 Closing Statement xx Escrow Acct Disclosure Notice of servicing traxxer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx Escrow Acct Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "Notice of  servicing traxxer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
The review of the updated title report dated 10/xx/20xx shows that the subject xx was originated on xx.
The xx of the assignment has not been completed. The last assignment is from xx Of xx, which was recorded on xx/xx/2013.The latest assignment, should be with xx.
There is an active Mechanics Lien against the borrower xx, in the favor of xx in the amount of xx which was recorded on xx.
There is an active Mechanics Lien(Notice of xx) against the borrower xx, in the favor of xx. a xx which was recorded on xx but the amount of lien is unable to be determined.
xxual xx taxes of 20xx have been paid in the amount of xxx.
No prior year's delinquent taxes have been found.	The review of payment history shows that the borrower has been delinquent for 14 months and next due date for payment is xx. The last payment was received on xx in the amount of $xxx which was applied for xx. The xx is reflected in the latest payment history in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in Bankruptcy and next due date for the payment is xx/xx/2018.
The review of payment history shows that the borrower has been delinquent for 14 months and next due date for payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2018. The UPB is reflected in the latest payment history in the amount of xx.
The reason for default is unable to be determined.
As per the servicing comments, the subject property is owner-occupied. No damages or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018. The xx was filed on xx/xx/2018 with the claim amount of xx and the arrearage is in the amount ofxx. The plan has not been confirmed yet.The date of the last filing is xx/xx/2019.	This loan modification agreement was made between (borrower)xx and xx and (xx) xx. on xx/xx/2015.The borrower promises to pay the new xx in the amount of xx with an xxual fixed modified interest rate of 4.25% and new P&I in the amount of $xxx65 beginning from $xxx till the maturity date xx/xx/2055. There is no provision for the xxalloon payment.	Credit Application Missing Required State Disclosures	3: Curaxxle	* Lost Note Affidavit (Lvl 3) "As per review of the loan file, original Note is missing. The Lost Note affidavit present in the loan file located at “xx pg#2”."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx state.The following state disclosures are missing from the loan file.
1.Anti-Coercion Notice
2.Title Insurance Disclosure
3.Radon Gas Disclosure
4.Insurance Sales Disclosure"
* Not all borrowers signed TIL (Lvl 2)     "TIL is not signed xx the borrower."
								* TIL not hand dated (Lvl 2) "TIL is not hand dated xx the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
Review of updated title report dated xx shows that the subject xx was originated on xx which was recorded on xx/xx/2007. The xx of assignment is incomplete as the subject xx is with the current assignee, xx.
There is an active credit card judgment against the borrower in the amount of $xxx was recorded on xx/xx/2012 in favor of xx.
xxual Combined tax of 20xx has been paid on xx in the amount of $xxxl Town tax of 20xx has been paid on xx in the amount of $xxx	Review of the payment history provided from xx to xx reveals that borrower has been the delinquent for xx months. The last payment was received in the amount of $xxxx which was applied for the due date of xx. The next due date is xx. Current xx as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 3.500%.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower has been the delinquent for 11 months. The last payment was received in the amount of $xxxx/xx/2019 which was applied for the due date of xx/xx/2018. The next due date is xx/xx/2018. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 3.500%.
Loan modification agreement was made between the borrower and Lender on xx/xx/2017. The new modified rate is 3.500% and borrower promises to pay P&I in the amount of $xxxh begun on xx/xx/2017. The new principal balance is xx. Lender has agreed to defer the amount of xx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx/xx/2057. Reason for Modification is Financial Hardship.
Review of the collection comments states that the foreclosure was initiated and the file was referred to attorney on xx/xx/2018 and complaint was filed on xx/xx/2018. But foreclosure file was placed on hold due to borrower has filed bankruptcy under chapter 13 case#xx on xx/xx/2018. Currently borrower is in active bankruptcy. No further information has been found regarding foreclosure in the available servicing comments.
Borrower had filed bankruptcy under chapter 13 case# xx on xx/xx/2018. xx was filed on xx/xx/2018 which shows that the amount of secured claim is xx and the amount of arrearage is xx. Schedule D of xxx dated xx/xx/2018  shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore the unsecured portion is xx. Chapter 13 Plan was filed on xx/xx/2018 which states that the debtor sxxpay $xxxthly) for 60 months and debtor sxxpay the subject arrears which is in the total amount of xx through plan. Order of confirming plan was filed on xx/xx/2018 which states that the debtor plan is hereby confirmed. Motion to Modify Confirmed ChapterxxxPlan was filed on xx/xx/2018. Motion for Relief From Stay was filed by the subject creditor on xx/xx/2019. Motion to Strike was filed on xx/xx/2019 by debtor which states that the subject creditor has filed xx without providing a payment history and seeking strike for this xx. Stipulation was filed on xx/xx/2019 which states that the automatic stay is modified and debtor sxxcure the arrearage of $xxxaking payment on given dates. Currently debtor is in active bankruptcy.
As per collection comment subject property has been occupied by the owner and in average condition.
Foreclosure Comments:Review of the collection comments states that the foreclosure was initiated and the file was referred to attorney on xx/xx/2018 and complaint was filed on xx/xx/2018. But foreclosure file was placed on hold due to borrower has filed bankruptcy under chapter 13 case#xx on xx/xx/2018. Currently borrower is in active bankruptcy. No further information has been found regarding foreclosure in the available servicing comments.
Bankruptcy Comments:Borrower had filed bankruptcy under chapter 13 case# xx on xx/xx/2018. xx was filed on xx/xx/2018 which shows that the amount of secured claim is xx and the amount of arrearage is xx. Schedule D of xxx dated xx/xx/2018 shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore the unsecured portion is xx. Chapter 13 Plan was filed on xx/xx/2018 which states that the debtor sxxpay $xxxthly) for 60 months and debtor sxxpay the subject arrears which is in the total amount of xx through plan. Order of confirming plan was filed on xx/xx/2018 which states that the debtor plan is hereby confirmed. Motion to Modify Confirmed ChapterxxxPlan was filed on xx/xx/2018. Motion for Relief From Stay was filed by the subject creditor on xx/xx/2019. Motion to Strike was filed on xx/xx/2019 by debtor which states that the subject creditor has filed xx without providing a payment history and seeking strike for this xx. Stipulation was filed on xx/xx/2019 which states that the automatic stay is modified and debtor sxxcure the arrearage of $xxxaking payment on given dates. Currently debtor is in active bankruptcy.	Loan modification agreement was made between the borrower and xx on xx/xx/2017. The new modified rate is 3.500% and borrower promises to pay P&I in the amount of $xxxh begun on xx/xx/2017. The new principal xx is xx. xx has agreed to defer the amount of xx from the unpaid principal xx. The interest bearing amount is xx and the maturity date is xx/xx/2057. Reason for Modification is xx Hardship	Affiliated Business Disclosure xx Escrow Acct Disclosure xx Insurance Notice of servicing traxxer	2: Acceptaxxle with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx Escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is a Conventional Loan. LTV exceeds 80%. Hence xx Insurance Certificate is required which is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider disclosure is missing from the loan file."
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "Notice of Service traxxerring Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
According to the updated title report dated xx, the subject xx was originated on xx.xx which was recorded on xx/xx/2007 with Instrument#xx.
There ia xx against the borrower with the favor of xx Credit Union for the amount of $xxx was recorded on xx/xx/2012.
The xx of assignment has been completed. The last assignment is from xx.

Combined xxual taxes of the year of 20xx have been paid in the amount of $xxxrior year delinquent taxes have been found.
According to latest payment history as of xx, the borrower is delinquent for the last 12 months and the next due date is xx. The last payment was received on xx in the amount of $xxxh was applied for the due date of xx. The unpaid principal xx is reflected in the amount of xx. The current P&I is $xxxthe current interest rate is 4.000%.	Collections Comments:The loan is active in the collection and next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for the due date of xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxxthe current interest rate is 4.000%. The loan was modified. The foreclosure was initiated in 2012 and the file was referred to attorney on xx/xx/2012 and the complaint was filed on xx/xx/2012. However, the foreclosure was put on hold due to borrower has filed bankruptcy under chapter 13 with the case# xx on xx/xx/2013. The xx was filed by creditor xx of xxx, xxx on xx/xx/2013 for the secured claim amount is xx and arrearage amount is $xxxrder on motion for relief from stay was filed on xx/xx/2014. The plan has been order confirmed on xx/xx/2014. The order confirming chapter 13 plan, the debtor was promise to pay for trustee in the amount of $xxxaying $xxxr month for the period of 60 month. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. The debtor was discharged on xx/xx/2019 and the case was terminated on xx/xx/2019. As per the comment dated xx/xx/2019, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Update:
As per comment dated xx/xx/2021, the modification agreement was signed between borrower and lender with unpaid principle balance xx, a new interest rate of 4.50%, a new P&I of $xxx a new due date of xx/xx/2021 from xx/xx/2020.
As per comment dated xx/xx/2021, the forbearance principle is xx.
As per comment dated xx/xx/2024, the property is occupied, and the type of occupancy has been undermined.
Foreclosure Comments:According to the document located on “xx”, the foreclosure was initiated in 2012 and the file was referred to attorney on xx/xx/2012 and the complaint was filed on xx/xx/2012. However, the foreclosure was put on hold due to borrower has filed bankruptcy under chapter 13 with the case# xx on xx/xx/2013.
Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2013. The xx was filed by creditor xx of xxx, xxx on xx/xx/2013 for the secured claim amount is xx and arrearage amount is $xxxrder on motion for relief from stay was filed on xx/xx/2014. The plan has been order confirmed  on xx/xx/2014. The order confirming chapter 13 plan, the debtor was promise to pay for trustee in the amount of $xxxaying $xxxr month for the period of 60 month. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. The debtor was discharged on xx/xx/2019 and the case was terminated on xx/xx/2019.

The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2013 between the borrower "xx xx" and xx "xx of xxx, xx”. As per the modified terms, the new principal xx is xx with the deferred principal xx is xx and the interest bearing principal xx is xx. The borrower has promised to pay the in the amount of $xxx the interest rate of 4.000% beginning on xx/xx/2013 till maturity date of xx/xx/2053.	Affiliated Business Disclosure xx Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures xx Insurance Notice of servicing traxxer	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed xx the borrower."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* DTI > 60% (Lvl 2)     "As per Final Application, the total monthly income is $xxxthe total monthly expenses is $xxxr, the DTI is exceeds than the 60%."
* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "xx Insurance certificate is missing from the loan files."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Wisconsin State. The following required state disclosures are missing from the loan file.
1.Explanation of Personal Oxxligation
2.Marital Property Act Disclosure
3.Pre-Application Fee Disclosure
4.Choice of Insurance Disclosure
5.Escrow Disclosure
6.Co-Signer Notice
7.Tattle Tale Notice under the Marital Property Act"
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "The notice of  servicing traxxer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated Business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx shows that the subject xx was originated on xx.00, with xx.
The xx of assignment has been completed as the xx is with current assignee xx.
No active judgments/liens have been found against the borrower/subject property.
The xxual xx taxes have been paid in the total amount of $xxx prior year delinquent taxes have been found.
Review of latest payment history as of xx shows that the loan is in delinquency for 34 months. The last payment was received on xx total in the amount of $xxx with interest rate of 4.250% and P&I in the amount of $xxx09 for the due date of xx/xx/2016. The next due date is xx/xx/2016. The latest payment history reflects the xx in the amount of xx.	Collections Comments:The loan is currently in active bankruptcy and the debtor “xx” had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018. The xx was filed by xx on xx/xx/2019 with the claim amount of xx and the arrearage in the amount of xx. As per initial plan dated xx/xx/2018 debtor intends to seek xx modification. On xx/xx/2019 Motion to Modify Plan was filed which states that debtor has completed the xx Modification Mediation process and the mod was denied. The Motion was granted on xx/xx/2019 which reflects that the debtor sxxpay xx arrears through the plan for 60 months.

The loan is in delinquency for 34 months. The last payment was received on xx/xx/2019 total in the amount of $xxx with interest rate of 4.250% and P&I in the amount of $xxx09 for the due date of xx/xx/2016. The next due date is xx/xx/2016. The latest payment history reflects the UPB in the amount of xx.
The loan has been modified once since origination. The loan was modified with an effective date of xx/xx/2015 and according to the mod the new principal balance is xx with a fixed amortization and new interest rate is 4.250%. The borrower had given promise to pay P&I in the amount of $xxx which had begun from xx/xx/2015 and ends with the maturity date of xx/xx/2055.

As per available documents and servicing comments foreclosure was initiated on property. As per document located at “xx” the file was referred to attorney on xx/xx/2016 and the complaint was filed on xx/xx/2016 with case#xx. As per document located at “xx” the judgment of foreclosure was granted on xx/xx/2017 with the amount xx. Also the comment dated xx/xx/2017 states that the trail judgment was entered. As per comment dated xx/xx/2018 the sale scheduled for xx/xx/2018 was cancelled due to the bankruptcy filed by debtor on xx/xx/2018 with case#xx under ch#13. The loan is in active bankruptcy. No further information has been found regarding foreclosure.

As per death certificate located at "xx", the primary borrower xx has deceased on xx/xx/2007..

Foreclosure Comments:As per available documents and servicing comments foreclosure was initiated on property. As per document located at “xx” the file was referred to attorney on xx/xx/2016 and the complaint was filed on xx/xx/2016 with case#xx. As per document located at “xx” the judgment of foreclosure was granted on xx/xx/2017 with the amount xx. Also the comment dated xx/xx/2017 states that the trail judgment was entered. As per comment dated xx/xx/2018 the sale scheduled for xx/xx/2018 was cancelled due to the bankruptcy filed by debtor on xx/xx/2018 with case#xx under ch#13. The loan is in active bankruptcy. No further information has been found regarding foreclosure.
Bankruptcy Comments:As per xx Report the debtor “xx” had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018. The xx was filed by xx on xx/xx/2019 with the claim amount of xx and the arrearage in the amount of xx. As per initial plan dated xx/xx/2018 debtor intends to seek xx modification. On xx/xx/2019 Motion to Modify Plan was filed which states that debtor has completed the xx Modification Mediation process and the mod was denied. The Motion was granted on xx/xx/2019 which reflects that the debtor sxxpay xx arrears through the plan for 60 months.	The loan has been modified once since origination. The loan was modified with an effective date of xx/xx/2015 and according to the mod the new principal xx is xx with a fixed amortization and new interest rate is 4.250%. The borrower had given promise to pay P&I in the amount of $xxx which had begun from xx/xx/2015 and ends with the maturity date of xx/xx/2055.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures xx Insurance Notice of servicing traxxer	3: Curaxxle	* Lost Note Affidavit (Lvl 3) "The “Lost Note Affidavit” is available in the loan which is located at “659828529_VERIFCOLL_F63Exx426-4077-CE58-91D5-6A0EA0600000 pg#48” and it states that the original Note was destroyed or lost and there is a duplicate copy of Note is also available in the loan file. The loan was modified on xx/xx/2015."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* MI, FHA or MIC missing and required (Lvl 2)     "This is conventional loan and LTV exceeds 80% hence required the MI Cert which is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing in the loan file.
1.Title Insurance Disclosure
2.Radon Gas Disclosure
3.Insurance Sales Disclosure
4. Anti-Coercion Notice"
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "Notice of service traxxer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated xx the borrower."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx states that the subject xx was originated on xx.xxThe xx of the assignment is not complete.  The latest assignment is to xx recorded xx.  Missing assignment is to xx.
There are a couple of outstanding liens/judgments against borrower/property as follows.
1. There are 3 xx in the amount of xx which was recorded on different dates and filed xx several plaintiffs.
2. There is code enforcement lien in the amount of xx due to an active sinkhole which was recorded on xx/xx/2012.
xxual xx taxes have been paid in the amount of $xxx delinquent taxes have been located for the prior year.
The payment history as of xx reflects the borrower is currently 14 months delinquent and due for the xx payment. The last funds were received on xx and was applied to the xx payment. The current xx per the payment history reflects in the amount of xx and per the latest loan modification, there is a deferred xx of xx.	Collections Comments:The loan is currently in Bankruptcy, on Foreclosure hold. The payment history as of xx/xx/2019 reflects the borrower is currently 14 months delinquent and due for the xx/xx/2018 payment. The last funds were received on xx/xx/2019 and was applied to the xx/xx/2018 payment. The current UPB per the payment history reflects in the amount of xx and per the latest loan modification, there is a deferred balance of xx.
The loan has been modified twice since origination; on xx/xx/2011 and xx/xx/2014.
Loan modification agreement was made between the borrower and lender on xx/xx/2014 with a new UPB of xx of which xx is deferred and xx is the interest bearing amount at which will be repaid at a step rate starting at 2% with a P&I payment of $xxxnning xx/xx/2015 for 5 years then steps up to 3% for 1 year and ends at 3.875% with a P&I payment of $xxx xx/xx/2021 until the maturity date of xx/xx/2054.
The xx was not provided in the comments.
Borrower wants to keep the property and is looking for an affordable plan like modification or forbearance to bring the loan current and keep the property.
As per the collection comments, foreclosure process was initiated in the loan with case#xx.  The loan was referred to the attorney on xx/xx/2018, the complaint was filed on xx/xx/2018.
Foreclosure final judgment was entered on xx/xx/2018 with a judgment amount of xx and the sale date was scheduled to be held on xx/xx/2019.  The borrower filed Bankruptcy on xx/xx/2019 which placed foreclosure on hold.
As per the xx report, the borrower xx and xx filed bankruptcy under Chapter-13 Case#xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019.
xx was filed on xx/xx/2019 with the secured claim amount of xx and the arrearage of xx.
Debtor (borrower) will pay to the xxx Trustee the sum of $xxx60 months.
Schedule D in xxx dated xx/xx/2019 shows amount of claim without deducting value of collateral is xx and value of collateral is xx leaving an unsecured portion for xx. Collection comments do not show any cram down.
Available servicing comment shows that the subject property is owner occupied and is in good condition. No damages have been observed.
Foreclosure Comments:As per the collection comments, foreclosure process was initiated in the loan with case# 2018-081729.  The loan was referred to the attorney on xx/xx/2018, the complaint was filed on xx/xx/2018.
Foreclosure final judgment was entered on xx/xx/2018 with a judgment amount of xx and the sale date was scheduled to be held on xx/xx/2019.  The borrower filed Bankruptcy on xx/xx/2019 which placed foreclosure on hold.
Bankruptcy Comments:As per the xx report, the borrower xx and xx filed bankruptcy under Chapter-13 Case#xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019.
xx was filed on xx/xx/2019 with the secured claim amount of xx and the arrearage of xx.
Debtor (borrower) will pay to the xxx Trustee the sum of $xxx60 months.
Schedule D in xxx dated xx/xx/2019 shows amount of claim without deducting value of collateral is xx and value of collateral is xx leaving an unsecured portion for xx. Collection comments do not show any cram down.	The loan has been modified twice since origination; on xx/xx/2014.
Loan modification agreement was made between the borrower and xx on xx/xx/2014 with a new xx of xx of which xx is deferred and xx is the interest bearing amount at which will be repaid at a step rate starting at 2% with a P&I payment of $xxxnning xx/xx/2015 for 5 years then steps up to 3% for 1 year and ends at 3.875% with a P&I payment of $xxx xx/xx/2021 until the maturity date of xx/xx/2054.	Affiliated Business Disclosure Final Txx in Lending Discl. Missing Dicsloures	2: Acceptaxxle with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Risk Indicator is moderate for failing the TILA APR test due to missing the Final TIL and the APR was entered as 0.000%."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan failed the TILA APR test due to missing the Final TIL and the APR was entered as 0%."
* Final TIL Missing or Not Executed (Lvl 2)     "The Final TIL is missing from the file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Providers is missing from the file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
Review of updated title report dated on xx shows that the xx was originated on xx. xx (borrower) and (xx) xx as nominee xx. which was recorded on xx/xx/2007 in Instr xx.The xx of assignment is complete. No active liens and judgment has been found on updated title report.
20xx Combined xxual taxes due in the amount of $xxxxx Combined xxual 1st taxes have been paid in the amount is of $xxx	Review of the payment history provided from xx/xx/2016 to xx reveals that borrower has been the delinquent for 9 months. The last payment was received on xx in the amount $xxx. The next due date is xx. As per payment history, the current xx reflects in the amount of xx and current interest rate as per payment history is 3.500%.	Collections Comments:CommentHistory_1_20190910
CommentHistory_1_20190911
CommentHistory_Pool1_20190919

Loan is in foreclosure.
Review of the payment history provided from xx/xx/2016 to xx/xx/2019 reveals that borrower has been the delinquent for 9 months. The last payment was received on xx/xx/2019 in the amount $xxx. The next due date is xx/xx/2019. As per payment history, the current UPB reflects in the amount of xx and current interest rate as per payment history is 3.500%.

According to the servicing comments dated from xx/xx/2016 to xx/xx/2019, the foreclosure was initiated on the subject property. Foreclosure was referred to attorney on xx/xx/2019.
According to collection comment dated xx/xx/2019, the sale date was schedule on xx/xx/2019 however the foreclosure was placed on hold due to loss mitigation on xx/xx/2019. As per comment dated xx/xx/2019 state that sale was postponed. No other information is found regarding foreclosure in collection comment.

No bankruptcy filed by borrower.
No delinquent taxes found.
No property damages were observed as per the available servicing comments.

Foreclosure Comments:CommentHistory_1_20190910
CommentHistory_1_20190911
CommentHistory_Pool1_20190919

According to the servicing comments dated from xx/xx/2016 to xx/xx/2019, the foreclosure was initiated on the subject property. Foreclosure was referred to attorney on xx/xx/2019.
According to collection comment dated xx/xx/2019, the sale date was schedule on xx/xx/2019 however the foreclosure was placed on hold due to loss mitigation on xx/xx/2019. As per comment dated xx/xx/2019 state that sale was postponed. No other information is found regarding foreclosure in collection comment.

Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between xx xx on xx/xx/2017.The borrower had given promise to pay the xx of xx with interest rate of 3.500 % with P&I of $xxx with fixed amortized type and it was beginning on xx/xx/2017 till the maturity date of xx/xx/2057. Reason for Modification is xx Hardship.	xx Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptaxxle with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Compliance Ease exception test failed.

1. GSE (xx Public guidelines) Seller Paid Points and Fees Exception Test is fail.

2 .GSE (Frxx Mac Public guidelines) Seller Paid Points and Fees Exception Test is fail.

3 .Seller-Paid Points and Fees Exception Test is fail.

This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid xx the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller paid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for "Seller-Paid Points and Fees."

This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid xx the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller paid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for "Seller-Paid Points and Fees."

This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid xx the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller paid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for "Seller-Paid Points and Fees"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk indicator is "moderate".
1. GSE (xx Public guidelines) Seller Paid Points and Fees Exception Test is fail.

2 .GSE (Frxx Mac Public guidelines) Seller Paid Points and Fees Exception Test is fail.

3 .Seller-Paid Points and Fees Exception Test is fail.

This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid xx the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller paid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for "Seller-Paid Points and Fees."

This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid xx the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller paid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for "Seller-Paid Points and Fees."

This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid xx the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller paid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for "Seller-Paid Points and Fees"."
* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx Escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx , below required state disclosure are missing from the loan file.
1. Waiver of borrowers Right sand Closing Attorney Affidavit (not required xx law but provided as a matter of custom).
2. Disclosure of Additional Fees"
								* TIL not hand dated (Lvl 2) "TIL is not hand dated xx borrower."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
Updated title report as of xx shows that the subject xx is on xx lien position. xx of assignment is complete as the current assignee is xx

There are multiple junior xx liens in the total amount of xx.
There are multiple junior xx in the total amount of xx.
xxual estimated tax is $xxx	Payment history as of xx shows that the borrower is 22 months behind the payment. The last payment was received on xx in the amount of xxx which was applied for the due date of xx/xx/2017. Next due date is xx/xx/2017. Current xx is xx. Only one single payment has been made in the received pay history. This payment P&I is not matching with MOD or Note. We are unable to verify the payment source document.	Collections Comments:Review of loan file and servicing comment shows that the borrower is 22 months behind the payment. The last payment was received on xx/xx/2019 in the amount of xxx which was applied for the due date of xx/xx/2017. Next due date is xx/xx/2017. Current UPB is xx.
As per foreclosure invoice located at "xx" the foreclosure has been initiated on the loan in 2018. The FC file was referred to attorney on xx/xx/2018 and S&C was filed on xx/xx/2018. The most recent comment dated xx/xx/2019 states that the FC sale which was scheduled for xx/xx/2019 got terminated due to BK filling.xx had filed BK chapter 7 case # xx on xx/xx/2019. Loan is still in active Bankruptcy.
Foreclosure Comments:As per foreclosure invoice located at "xx" the foreclosure has been initiated on the loan in 2018. The FC file was referred to attorney on xx/xx/2018 and S&C was filed on xx/xx/2018. The most recent comment dated xx/xx/2019 states that the FC sale which was scheduled for xx/xx/2019 got terminated due to xx filling. xx had filed BK chapter 7 case # xx on xx/xx/2019. Loan is still in active Bankruptcy.
Bankruptcy Comments:The borrower xx had filed Bankruptcy under chapter 13 with the case # xx on xx/xx/2019.The plan was confirmed on xx/xx/2019. The xx was filed on xx/xx/2019 with xx amount xx and arrearage xx. The Amended Chapter 13 plan has been filed on xx/xx/2019.	The loan modification agreement has been made between borrower and xx effective from xx/xx/2014. As per MOD borrower agreed to pay the new interest bearing principal xx of xx with fixed interest rate of 4.625 % and P&I of $xxxferred xx is $xxxment was started from xx/xx/2014 and the maturity date is xx/xx/2054.	Affiliated Business Disclosure xx Escrow Acct Disclosure Notice of servicing traxxer Origination Appraisal	2: Acceptaxxle with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is failed for Seller Paid Points and Fees Exception Test.
This loan is subject to legislation that takes into account points and fees that were paid xx the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxicitly provided for
"Seller-Paid Points and Fees.""
* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx escrow accounting disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at origination is missing from the loan file."
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     " servicing traxxer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated xx the borrower."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
Updated title report as of xx shows subject xx was originated on xx.00 with xx.
The xx of assignment has not been completed. The current assignment should have been with xx. but, the last assignee is xx,
There are three active senior xx liens against the subject property as:
1. in favor of xx, a non-profit xx. in the amount of $xxxich was recorded on xx/xx/2008
2. in favor of xx, a non-profit xx. in the amount of $xxxich was recorded on xx
3. in favor of of xx. in the amount of $xxxch was recorded on xx/xx/2012
There is a xx outstanding against xx for $xxx.26 in favor of xx xx (USA), xx on xx/xx/2012.	According to the payment history as of xx, the borrower is currently delinquent for 13 months. The last payment was received on xx, the payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of $xxx and xx is in the amount of $xxx. The xx reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in active foreclosure. The borrower is currently delinquent for 13 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2018. The P&I is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx. No damages or repairs have been found.
The reason for default is unemployment and decreased income. The subject property has been occupied by the owner.

Foreclosure Comments:Loan referred to attorney on xx/xx/2019.  The foreclosure is on hold due to missing documents. Further action is awaited.
Bankruptcy Comments:Borrower filed bankruptcy under chapter-13 with the case # xx on xx/xx/2015 and the plan was confirmed on xx/xx/2015. xx was filled on xx/xx/2015, amount of the secured claim is xxand an arrearage in the amount of xx. According to the chapter 13 plan dated on xx/xx/2015, the debtor sxxpay to trustee $xxx82.00 for months 1 to 17 and $xxx per month from months 88 to 36. Plan was discharged on xx/xx/2018 and terminated on xx/xx/2018.	Loan Modification agreement between xx. Loan Servicer for xx Nation xx on xx/xx/2016. The new principal xx is xx. The agreement is a fixed amortization type with the xx payment in the amount of $xxx is due on xx/xx/2016 and the interest rate is 5.875%, till the maturity date xx/xx/2058.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	2: Acceptaxxle with Warnings	* Application Missing (Lvl 2) "Final 1003 application along with transmittal is missing in the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "GSE (xx Public guidelines) Seller Paid Points and Fees Exception Test: FAIL
This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid xx the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for "Seller-Paid Points and Fees."
GSE (Frxx Mac Public guidelines) Seller Paid Points and Fees Exception Test: FAIL
This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid xx the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for "Seller-Paid Points and Fees.""
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx state.
The following disclosures are missing from the loan file:
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx shows that the subject xx was originated on xx.xx, with xx with Instrument/ xx .

The xx of assignment has not been completed. The current assignment should have been with xx. but, the last assignee is xx. xxual taxes for the year of 20xx have been paid in the amount of $xxxrent year taxes are due in the amount of $xxx	According to the payment history as of xx, the borrower is currently delinquent for 27 months. The last payment was received on xx, the payment applied date was xx/xx/2017 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxxxx is in the amount of $xxx reflected as per the payment history is in the amount of xx.

Collections Comments:The loan is currently in active bankruptcy. The borrower is currently delinquent for 27 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2017. The P&I is in the amount of $xxxB reflected as per the payment history is in the amount of xx.
The reason for default is unemployment and decreased income. The subject property has been occupied by the owner.
As per collection comment, there is damage found on property. As per comment dated xx/xx/2017, Check #xx has been received in the amount of $xxx comment dated xx/xx/2017, the approximate claim amount is xx. Borrower reported a hazard loss for wind damage on xx/xx/2017.  There comments reflect that there is a signed contractors bid for repairs for $xxxis no comment found regarding the exact amount of damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017. The xx was filed on xx/xx/2017, the xx amount is xx and the arrearage amount is $xxxbtor sxxpay to the trustee $xxxMonth for 60 months.
The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is $xxx00 and the value of the collateral is xx. Therefore, the unsecured portion is xx. There is no comment indicating a cramdown.
Loan Modification agreement between borrower xx for xx Nation xx dated xx/xx/2012. The new principal xx is xx.of which xx is deferred with the remaining xx is interest bearing amount. The agreement is a fixed amortization type with the xx payment in the amount of $xxxue on xx/xx/2013 and the interest rate is 4.250%. A final xxalloon payment on the deferred xx is due on maturity date.
Modification was made three times; previously the modification was made on xx/xx/2010 and 312010.
Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptaxxle with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "GSE (xx Public guidelines) Seller Paid Points and Fees Exception Test: FAIL
This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid xx the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxicitly provided for "Seller-Paid Points and Fees."
GSE (Frxx Mac Public guidelines) Seller Paid Points and Fees Exception Test: FAIL
This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid xx the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxicitly provided for "Seller-Paid Points and Fees."
Seller-Paid Points and Fees Exception Test: FAIL
This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid xx the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxicitly provided for "Seller-Paid Points and Fees"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the seller-paid points and fees exception test.
This loan failed the seller-paid points and fees exception test.
This loan failed the seller-paid points and fees exception test."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx state.
The following disclosures are missing from the loan file:
1. Waiver of borrowers Rightsand Closing Attorney Affidavit (not required xx law but provided as a matter of custom)
2. Disclosure of Additional Fees"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx, the subject xx was originated on xx.
 The xx of assignment has not been completed. The last assignment was done from xx to xx D/xx/A Mr.xx, its sxxessors, and assigns which was recorded on xx; however, the missing assignment is to xx.
There is xx/ xx lien open against the subject property in the favor of xx xx in the amount of $xxxich was recorded on xx/xx/2016.
xxual xx taxes for the year of 20xx have been paid on xx  in the amount of $xxxo prior years delinquent taxes have been found.
According to a review of the payment history as of xx, the borrower is currently delinquent for 10 months and the next due date for the regular payment is xx. The last payment was received on xx in the amount of $xxx, which was applied for the due date of xx. The xx reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the bankruptcy and the next due for the regular payment is xx/xx/2018. The last payment was received on xx/xx/2019, in the amount of $xxx which was applied for xx/xx/2018. The UPB reflected in the payment history is in the amount of xx.
Unable to determine the reason for the default and intention of the borrower from the available servicing comments.
No loss mitigation activity has been initiated.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the servicing comments, the foreclosure was initiated. The foreclosure file was referred to an attorney on xx/xx/2017. As per the comment dated xx/xx/2017, the foreclosure sale date was scheduled on xx/xx/2017; however, the foreclosure file was put on hold due to loss mitigation.
Bankruptcy Comments:
According to the xx report, the borrower  “xx” had filed for bankruptcy under Chapter-13 with case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018. The xx was filed by the creditor xx on xx/xx/2018 with the xx amount of xx and the amount of arrearage is $xxx56. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee in the amount of $xxx for the period of 36 months. The motion for relief from the automatic stay was filed by the creditor xxxx on xx/xx/2019. No comment has been found indicating a cram-down.  Last time bankruptcy was filed on xx/xx/2019.

The loan modification agreement was made between borrower Khandker xx and the xxxxon xx/xx/2015 with the new modified unpaid principal xx is xx. The interest bearing amount was xx with an interest rate of 5.75% and the modified P&I was $xxx. The xx modified payment due date was xx/xx/2015 and the maturity date will be xx/xx/2055.
Affiliated Business Disclosure Credit Application Final Txx in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures xx Insurance Origination Appraisal	3: Curaxxle	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/ settlement statement along with estimated HUD-1 / itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan is conventional type. The tape reflects, the MI certificate is required. However, the MI certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The subject property is located in the xx state. The Waiver of borrower right disclosure located "660226523_REC.MORT_0E8FE0E9-A858-441E-8CEE-DD3DA127E784". The following state disclosures are missing from the loan file:
1.Disclosure of Additional Fees
2.MO Collateral Protection Act Notice
3.borrower's Choice of Insurer orAgent"
* Missing Required State Disclosures (Lvl 2)     "Missing required disclosures from the loan files."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx the subject xx was originated on xx.xxwhich was recorded on xx/xx/2005.
The xx of the assignment has been completed. Currently, the assignment is from xx organized and existing under the laws of the United States of xx D/xx/A Mr.xx.
There is a xx against borrower in the favor of xx in the amount of $xxx was recorded on xx/xx/2016.
There is a xx against borrower in the favor of Signature Loan which was recorded on xx/xx/2017.
Combined xxual taxes of 20xx are paid in the amount of $xxxrior years of delinquent taxes have been found.

As per the review of payment history as of xx, the borrower is currently delinquent for xx months and next due date is xx. The last payment was received on xx in the amount of $xxxh was applied for xx. The current P&I is $xxxxx is $xxx reflected in the payment history is in the amount of xx.

Collections Comments:The loan is currently in the bankruptcy xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for xx/xx/2018. The current P&I is $xxxPITI is $xxxB reflected in the payment history is in the amount of xx.
The reason for default is unable to be determined from the collection comments.
The loan has been modified in 2017.
According to the document located at (xx) the foreclosure was initiated and referred to an attorney on xx/xx/2018. As per the document attached with the Updated title report xx, the complaint was filed on xx/xx/2018 under the case# xx.  The judgment was entered on xx/xx/2018. As per comment dated xx/xx/2019, the sale has been scheduled for xx/xx/2019. However, the borrower xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2019 and foreclosure put on hold.
As per comment dated xx/xx/2019, the subject property occupied by an Unknown party.
No comments have been found indicating damages and repairs to the subject property.

Foreclosure Comments:According to the document located at (xx) the foreclosure was initiated and referred to an attorney on xx/xx/2018. As per the document attached with the Updated title report xx, the complaint was filed on xx/xx/2018 under the case#xx.  The judgment was entered on xx/xx/2018. As per comment dated xx/xx/2019, the sale has been scheduled for xx/xx/2019. However, the borrower xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2019 and foreclosure put on hold.
Bankruptcy Comments:As per xx report, the borrower xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2019. The plan was confirmed on xx/xx/2019. The xx was filed by xxxx on xx/xx/2019 with the secured claim amount of xx and the amount of arrearage is xx. As per the schedule-D of xxx dated xx/xx/2019, the amount of claim is xx and the value of collateral is xx. Hence, the unsecured portion is xx. As per the Order confirming plan dated 0xx/xx/2019, the debtor sxxpay the trustee $xxx4 months and $xxx months for total period of 60 months for the total amount of xx.
The loan has been modified on xx/xx/2017 between the borrower xx Sr, xx E and thexx. According to the modified terms, the new principal xx is in the amount of xx. The borrower promises to pay $xxx the rate of interest 3.625 % beginning from xx/xx/2017. The new maturity date is xx/xx/2057. The interest bearing is in the amount of xx. There is a deferred xx in the amount of xx. There is no principal forgiven.

Missing Required State Disclosures	2: Acceptaxxle with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1.OK Title protection notice
2.Insurance Disclosure
3.xx Fee Disclosure
4.Over-the-limit fees
								5.Notice of Rights to Oxxtain a Security Freeze"		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx shows that the subject xx was originated on xx.00, in favor of xx as nominee forxx recorded in Instrument# xx.
The xx of assignment has not been completed. The current assignments are With xx recorded on xx/xx/2015
There is one active prior subject xx, in the favor of Interlock Industries, xx. recorded on xx/xx/2010 for the amount of $xxxnal HUD-1 does not   showing any payoff.
No release or satisfaction document was found in the loan document stating the prior mortgages have been released.
However, Final Title Policy at the origination does not reflect any exception for senior mortgages. It shows a clear title. possible title claim can be filed.
There are xx lien against the property  in the favor of xx for the amount of $xxx.00 which was recorded on xx/xx/2012.
There is xx against the borrower in the favor of xx for the amount of $xxx29 which was recorded on xx/xx/2009 xxual xx taxes for the year 20xx have been paid in the amount of $xxx prior year delinquent taxes have been found.

As per the review of payment history as of xx, the borrower is delinquent with loan for xx months and the next due date for payment is xx. The last payment was received on xx in the amount of $xxx which was applied for due date xx. The current P&I is in the amount of $xxx and current xx is in the amount of $xxx with an interest rate of 3.875%.The current xx reflected as per the payment history is in the amount of xx.

Collections Comments:The loan is currently in bankruptcy, the borrower is delinquent with loan for 11 months and the next due date for payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for due date xx/xx/2018. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 3.875%.The current UPB reflected as per the payment history is in the amount of xx.

The loan was modified on xx/xx/2016 between the borrower xx and Lender xx. The new modified principal balance as per modification is in the amount of xx with interest rate of 3.875 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2016 . The maturity date as per modification is xx/xx/2056. There is no principal forgiven amount. This loan was modified twice.

According to the xx report, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2014.The plan was confirmed on xx/xx/2019.The xx was filed on xx/xx/2019, the xx amount is xx and the arrearage amount is xx. No further details have been found.

As Per Collection Comments, the reason for default is unemployment. The subject property has been occupied by the owner. The borrower's intention is to keep the property.

As per collection comments, the foreclosure was initiated. The file was referred to attorney on xx/xx/2018.The complaint was filed on xx/xx/2018.The service completed on xx/xx/2018.The sale has been scheduled on xx/xx/2019.However, the foreclosure was put on hold as due to borrower filed bankruptcy on xx/xx/2019.. No further details have been found.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Update:
As per comment dated xx/xx/2021, the subject loan was modified from balloon to fully amortize on xx/xx/2016. Further details are not available.
As per comment dated xx/xx/2022, the bankruptcy Ch-13 case#xx was discharged and the plan is completed.

Foreclosure Comments:As per collection comments, the foreclosure was initiated. The file was referred to attorney on xx/xx/2018.The complaint was filed on xx/xx/2018.The service completed on xx/xx/2018.The sale has been scheduled on xx/xx/2019.However, the foreclosure was put on hold as due to borrower filed bankruptcy on xx/xx/2019.. No further details have been found.
Bankruptcy Comments:According to the xx report, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2014.The plan was confirmed on xx/xx/2019.The xx was filed on xx/xx/2019, the xx amount is xx and the arrearage amount is xx. No further details have been found.

The loan was modified on xx/xx/2016 between the borrower . The new modified principal xx as per modification is in the amount of xx with interest rate of 3.875 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2016 . The maturity date as per modification is xx/xx/2056. There is no principal forgiven amount. This loan was modified twice.	Good Faith Estimate Missing Required State Disclosures Origination Appraisal Right of Rescission	2: Acceptaxxle with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "RESPA "Government Recording Charges" (1201) Validation Test: FAIL
This loan failed the RESPA "Government Recording Charges" (1201) validation test.
The loan provides a value of $xxxfor "Government Recording Charges." However, the sum of all component fees, $xxx, does not equal the value entered for "Government Recording Charges." There is a difference of $xxxf any "Government Recording Charges" component fees are provided to ComplianceAnalyzer, then all component fees that contribute to the total "Government Recording Charges" should be provided and their sum must reflect the total "Government
Recording Charges." This is necessary in order to correctly calculate the loan's finance charge and APR."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Dataxx Comparison Dataxx Variance-$xxx
This loan failed the TILA finance charge test.( 12 CFR §1026.xx(d)(1) , traxxerred from 12 CFR §226.xx(d)(1) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated xx more than $xxxILA Foreclosure Rescission Finance Charge Test: FAIL Loan Dataxx Comparison Dataxx Variance-$xxx
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , traxxerred from 12 CFR
§226.23(h) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated xx more than $xxxSPA "Government Recording Charges" (1201) Validation Test: FAIL
This loan failed the RESPA "Government Recording Charges" (1201) validation test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Dataxx Comparison Dataxx Variance-$xxx
This loan failed the TILA finance charge test.( 12 CFR §1026.xx(d)(1) , traxxerred from 12 CFR §226.xx(d)(1) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated xx more than $xxxILA Foreclosure Rescission Finance Charge Test: FAIL Loan Dataxx Comparison Dataxx Variance-$xxx
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , traxxerred from 12 CFR
§226.23(h) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated xx more than $xxx Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan files."
* xx Txx in Lending Disclosure is Missing (Lvl 2)     "xx TxxIn Lending is missing from the loan files."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Massachusetts , following state disclosures are missing from the loan files.
Lead-xxased Paint Disclosure
xx Loan Application Disclosure
Carxxon Monoxide Alarms
MA Smoke Detector Certificate
Notice of the Specific Reason for Denial of Credit
Demonstration and Documentation of Compliance with borrower’s Interest Requirement"
								* Right of Rescission missing or unexecuted (Lvl 2) "Right Of Rescission is missing from the loan files."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
The updated title report dated xx shows that the subject xx was originated on xx.
The xx of assignment has been completed. The current assignment is with xx, A xx, which was recorded on xx/xx/2016.
No active judgments or liens have been found.
The xxual installment of the Combined jurisdiction tax of 20xx has been paid in the amount of $xxxxx.
No prior year's delinquent taxes have been found.	According to the review of payment history as of xx, the borrower has been delinquent for 12 months. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx. The P&I is in the amount of $xxx and xx is in the amount of $xxx. The xx reflected in the amount of xx.

Collections Comments:As per the review of the servicing comments, the loan is in the foreclosure and the borrower has been delinquent for 12 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected in the amount of xx.
As per the comment dated xx/xx/2019, the reason for default is an excessive obligation.
The loan modification agreement was made between (borrower) xx and (Lender) xx. on xx/xx/2016.
The servicing comment dated xx/xx/2019 shows that the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
update:
As per comment dated xx/xx/2024, the bankruptcy case #xx is still active.
And there are two small balances of the loan that could be paid off by the trustee in the upcoming next disbursement.
As per comment dated xx/xx/2022, the transaction to a third-party contractor for damage repair work on different dates with different amounts for the subject property damaged by fire. The original loss draft balance is xx.
As per comment dated xx/xx/2022, the insurance check amount received in the amount of xx has been received and will be disbursed to the contractor for the subject property repair.

Foreclosure Comments:As per foreclosure invoice, the foreclosure was initiated in 2018 and the file was referred to an attorney on xx/xx/2018. The complaint was filed on xx/xx/2019. The foreclosure was put on as the borrower had filed bankruptcy on xx/xx/2019. The hold ended on xx/xx/2019. The comment dated xx/xx/2019 shows that the re-projected sale was scheduled on xx/xx/2019. We are unable to determine the status of the foreclosure. The comments history is available till xx/xx/2019. Also, as per Notice of seizure located at (37902 Pg#28), the subject property is seized by xx xx on xx/xx/2019.
Bankruptcy Comments:The borrower xx had filed the bankruptcy under Chapter 13 with case #xx on xx/xx/2019. The xx was filed on xx/xx/2019 with the secured claim amount of xx and the amount of arrearage was $xxx36. As per the chapter 13 plan, the debtor sxxpay to the trustee the sum of $xxx per month for 60 months. The joint debtors were dismissed on xx/xx/2019 due to the failure to file information.	This loan modification agreement was made between (borrower) xx xx xx xx and (xx) xx. on xx/xx/2016.
The borrower promises to pay the new xx in the amount of xx with an xxual fixed modified interest rate of 5.7500% and new P&I is in the amount of $xxx beginning from xx/xx/2016. The maturity is xx/xx/2056. There is no provision for the xxalloon payment.	Affiliated Business Disclosure Credit Application Final Txx in Lending Discl. HUD-1 Closing Statement xx Insurance Notice of servicing traxxer Origination Appraisal	3: Curaxxle	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD-1 is missing from the loan file. The Estimated HUD-1/Itemization/GSE is also not available in the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan is conventional fixed. Appraisal report is also missing from the loan file. As per tape, the appraised value is xx and the LTV is 100%. Hence, MI certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "Notice of  servicing traxxer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx, shows that the subject xx was originated on xx.xx, with xx.
The xx of assignment has been not been completed. The missing assignment is from xx to xx
 Active liens and judgments are as follows:
1) One xx found pending against the borrower xx recorded on xx/xx/2012 in the amount of $xxx is in the favor of xx Auto Sale xx.
2) One xx lien found pending against the borrower xx recorded on xx/xx/2015 in the amount of xx which is in the favor of Department of the xx Service.
Property Tax Status;
1) xxual xx taxes for the year of 20xx have been paid in the amount of $xxx.
2) xxual city taxes for the year of 20xx have been paid in the amount of $xxx.
3) xxual xx taxes for the year of 20xx have been paid in the amount of $xxx.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx shows that the borrower is not making regular payments. The loan payments are currently 13 months delinquent. The next due date is xx. The last payment was received on xx in the total amount of $xxxthe due date of xx. The unpaid principal xx according to payment history is in the amount of $xxxrrent interest rate is 4.625% with P&I in the amount of $xxx	Collections Comments:The loan is currently in bankruptcy. According to the payment history as of xx/xx/2019, the borrower is delinquent from 12 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.
The reason for default was Unable to be determined. The subject property has been occupied by the owner. The borrowers intention is to keep the property.
No comments have been found regarding damage. The latest xxx Report is unavailable.
Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2017 and the complaint was filed on xx/xx/2017. The re projected sale date was xx/xx/2018. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2018. No further details have been found.
Bankruptcy Comments:According to the xx, the borrower xx had filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2018. The plan was confirmed on xx/xx/2018. The plan was later dismissed on xx/xx/2019.
The xx was filed on xx/xx/2018 in the claim amount of xx with arrearage in the amount of xx.
The schedule D of xxx dated xx/xx/2018 shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx.	This modification agreement was made betweenxx. and borrower xx on xx/xx/2014. As per the modified term, the new principal xx is xx. The borrower promises to pay $xxxhly with a modified interest rate of 4.625 % beginning from xx/xx/2014 with a maturity date of xx/xx/2054.	Missing Required State Disclosures xx Insurance	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "LTV is 100.00% which is greater than 80.000% hence, MI certificate is required; however, it is missing from the loan file."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid xx the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxicitly provided for
"Seller-Paid Points and Fees.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the seller-paid points and fees exception test."
* DTI > 60% (Lvl 2)     "According to final application dated xx/xx/2004, the total monthly income is in the amount of $xxxthe total monthly expenses is in the amount of $xxxe, DTI  is exceeding 60%."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1.Waiver of borrowers Rightsand Closing Attorney Affidavit (not required xx law but provided as a matter of custom)
								2.Disclosure of Additional Fees"		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx shows that the xx was originated on xx.xxx (borrower) and (xx) xx, in the amount of xx. The subject xx was recorded on xx/xx/2004 with the instrument # xx.  The xx of the assignment has been completed. The current assignment is with xx D/xx/A Mrxx.
There is a state tax lien active against the borrower in the amount of $xxxvor of xx, which was recorded on xx.xxhe credit card judgment is also found in the amount of $xxx xxual installments of Combined taxes for the year of 20xx have been due in the amount of $xxxcurrent ownership is vested in the name of xx (borrower).
The review of payment history as of xx shows that the borrower is delinquent for 12 months and the next due date is xx. The last payment was received in the amount of $xxxh was applied to xx. The xx in the payment history is reflected in the amount of xx. The current P&I is $xxxthe current xx is $xxx	Collections Comments:The collection comments review states that the loan is in collection.
The loan has been modified once since origination.
No foreclosure activity has been found.
The bankruptcy was filed by the borrower; however, the case was terminated.
As per comments dated  xx/xx/2019, the contractor's bid has been signed for roofing and the comments dated xx/xx/2019, states that the loss draft check draw rexx was canceled as the company required the contractor license from guardian roofing and restoration. However, no further details regarding the estimated repair amount. No current repair status has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The review of xx documents states that the borrower has filed the bankruptcy under chapter 13 with case # xx on xx/xx/2019.The xx was filed on xx/xx/2019 with a secured claim amount of xx and the arrearage amount is $xxxr , the debtor was dismissed on xx/xx/2019 due to failure in making the plan payments.	This modification agreement was made on between the xx " xx." and the borrower " xx A xx". As per modified terms the borrower promises to pay the modified principal xx of xx with the interest rate of 5.00% and the P&I of $xxxyments were started from xx and the new maturity date will be xx/xx/2051. This modification does not contain xxalloon provision.	Affiliated Business Disclosure Final Txx in Lending Discl. Missing Required State Disclosures xx Insurance Notice of servicing traxxer	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "The MI certificate is missing from the loan files. However, the seller tape data supports to the xx guidelines require MI."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Seller-Paid Points and Fees Exception Test: Result FAIL
This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid xx the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxicitly provided for
"Seller-Paid Points and Fees"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The compliance risk indicator is moderate as this loan has failed the TILA APR Test, Seller-Paid Points and Fees Exception Test and GSE Seller Paid Points and Fees Exception Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "The xxual percentage rate (APR) is 6.251%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point axxove or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan files."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1.Waiver of borrowers Right sand Closing Attorney Affidavit (not required xx law but provided as a matter of custom)
2.Disclosure of Additional Fees"
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "The notice of service traxxer is missing from the loan files."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business disclosure is missing from the loan files."		Moderate	Not Covered	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx shows that the subject xx originated on xx. The xx of assignment is complete. Last assignment from xx Its Sxxessors and assigns to xxD/xx/A Mr.xx recorded on xx.
xxual xx property tax for the year 20xx was paid on xx in the amount of $xxx No prior years delinquent taxes found. There are no liens and judgments are active on the title.	Review of the payment history provided as of xx reflects the loan is currently xx months delinquent and next due for the xx payment. The last funds were received on xx in the amount of $xxxd was applied to the xx payment. The current xx per the pay history is in the amount of xx and current interest rate is 6.500%.	Collections Comments:The loan is currently in Bankruptcy, on Foreclosure hold. Review of the payment history provided as of xx/xx/2019 reflects the loan is currently 19 months delinquent and next due for the xx/xx/2018 payment. The last funds were received on xx/xx/2018 in the amount of $xxxd was applied to the xx/xx/2018 payment. The current UPB per the pay history is in the amount of xx and current interest rate is 6.500%.
Loan modification agreement was previously made between Borrower xx and lender xx xx Association on xx/xx/2016 with a new principal balance of xx and a fixed rate of 6.5% with a P&I payment in the amount of $xxx beginning xx/xx/2016 until the maturity date of xx/xx/2056.
Borrower ability seems low as struggling to make payments since May 2018 but it could get to better if an affordable restructure plan put in place. Borrower wants to keep the property and willing to do some workout plan like modification or forbearance to make the loan current. Borrower contact is established.
Per servicing comment dated xx/xx/2019, a loan modification was denied due to the P&I not being less than or equal to the current P&I.
Foreclosure proceedings began on xx/xx/2018 and the xx was filed on xx/xx/2018.  Foreclosure was placed on hold several times for loss mitigation.  Service was completed on xx/xx/2019 and the Sale was scheduled for xx/xx/2019.  Foreclosure was placed on hold due to the borrower filing Bankruptcy on xx/xx/2019.
Borrower xx filed Chapter-13 bankruptcy Case#xx on xx/xx/2019 and the plan confirmation hearing was scheduled for xx/xx/2019.  xxx filed on xx/xx/2019.  The Schedules was filed on xx/xx/2019 and reflects the amount of claim for the subject property was xx with the value of the collateral as xx leaving $xxxcured portion.  The Plan filed on xx/xx/2019 reflects the debtor to pay $xxx for 42 months.
The borrower filed 1 other Bankruptcy since the subject loan was originated; case# xx was filed on xx/xx/2010 and was closed xx/xx/2016.
xx received xx/xx/2019 reflects a value of xx.  The servicing comments do not reflect any property damages.
Foreclosure Comments:Foreclosure proceedings began on xx/xx/2018 and the xx was filed on xx/xx/2018.  Foreclosure was placed on hold several times for loss mitigation.  Service was completed on xx/xx/2019 and the Sale was scheduled for xx/xx/2019.  Foreclosure was placed on hold due to the borrower filing Bankruptcy on xx/xx/2019.
Bankruptcy Comments:Borrower xx filed Chapter-13 bankruptcy Case#xx on xx/xx/2019 and the plan confirmation hearing was scheduled for xx/xx/2019.  xxx filed on xx/xx/2019.  The Schedules was filed on xx/xx/2019 and reflects the amount of claim for the subject property was xx with the value of the collateral as xx leaving $xxxcured portion.  The Plan filed on xx/xx/2019 reflects the debtor to pay $xxx for 42 months.
The borrower filed 1 other Bankruptcy since the subject loan was originated; case# xx was filed on xx/xx/2010 and was closed xx/xx/2016.	Loan modification agreement was made between borrower xx andxx on xx/xx/2016 with a new principal xx of xx and a fixed rate of 6.5% with a P&I payment in the amount of $xxx beginning xx/xx/2016 until the maturity date of xx/xx/2056.	Affiliated Business Disclosure xx Escrow Acct Disclosure xx Insurance Notice of servicing traxxer	2: Acceptaxxle with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "ComplianceEase risk indicator is "Elevated" as, GSE (xx Public guidelines) Seller Paid Points and Fees
Exception Test."
* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx Escrow disclosure is missing from loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "MI Certificate is missing from the loan file."
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "The Notice of  servicing traxxer is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx the subject xx was originated on xx. xx and recorded on xx/xx/2005.
The xx of assignment has been completed, currently the assignment is with xx.
There are no active liens and judgments found against the borrower.
20xx Combined taxes are paid in the amount of $xxx prior delinquency has been found.
According to the payment history as of dated xx the borrower has been delinquent for 27 months and the next due date is xx/xx/2017. The last payment was received on xx for the amount of $xxx(xx) which was applied to 06/001/2017. The monthly P&I is in the amount of $xxx with an interest rate of 4.250%. The current xx is reflected in payment history for the amount of xx..	Collections Comments:The current status of the loan is in active bankruptcy. The borrower xx had filed bankruptcy under chapter 13 with vase#xx/xx/2018 and the plan was confirmed on xx/xx/2019.
The process of foreclosure has been initiated, the file was referred to an attorney on xx/xx/2018. No further comments have been found regarding the foreclosure.
The reason for default is unable to determine.
The loan has been modified since the origination.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Foreclosure Comments:The process of foreclosure has been initiated, the file was referred to an attorney on xx/xx/2018. No further comments have been found regarding the foreclosure. The borrower xx had filed bankruptcy under chapter 13 with vase#xx/xx/2018 and the plan was confirmed on xx/xx/2019.

Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with vase#xx/xx/2018 and the plan was confirmed on xx/xx/2019. The xx was filed on xx/xx/2019 the amount of xx is xx and the arrearage amount is xx. The chapter 13 plan was filed on xx/xx/2018 as per plan the debtor supposes to pay the trustee the amount of $xxx monthly.	The modification agreement was made between thexx,xx and the borrowerxx, xx on xx/xx/2012, the new principal xx as per mod is xx.The xx payment was due on xx/xx/2013 and the maturity date is xx/xx/2052. The modified P&I is in the amount of $xxx with an interest rate of 4.250%. The modification does not contain xxalloon payment.	Affiliated Business Disclosure	2: Acceptaxxle with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid xx the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for
"Seller-Paid Points and Fees.""
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated xx the borrower."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
According to the updated title report dated xx, the subject xx was originated on xx.00 which was recorded on xx/xx/2005 with Instrument# xx.
There is a xx statement with the xx for the amount of xx which was recorded on xx.
The xx of assignment has been incomplete. The last assignment is from xx.

xxual taxes of the year 20xx have been exempt in the amount of $xxxn xx and Good through dated xx. No prior year delinquent taxes have been found.

According to latest payment history as of xx, the borrower is currently delinquent for 5 months and the next due date is xx. The last payment was received on xx in the amount of $xxx which was applied for the due date of xx. The unpaid principal xx is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 7.250%.	Collections Comments:The loan is active in the bankruptcy and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 7.250%.The loan was modified. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2015. The xx was filed by creditor xx on xx/xx/2015 for the secured claim amount is xx and arrearage amount is $xxx55. The amended chapter 13 plan has been confirmed. The order confirming chapter 13 plan, the debtor was promise to pay for trustee in the amount of $xxx for 60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. The foreclosure was not initiated. As per comment dated xx/xx/2019, the subject property is owner occupied. The reason for default is curtailment of income. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2015. The xx was filed by creditor xxxx on xx/xx/2015 for the secured claim amount is xx and arrearage amount is $xxx55. The amended chapter 13 plan has been confirmed. The order confirming chapter 13 plan, the debtor was promise to pay for trustee in the amount of $xxx for 60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx.	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2016 between the borrower "xx and xx" and xx "xx”. As per the modified terms, the new principal xx is xx. The borrower has promised to pay the in the amount of $xxx with the interest rate of 7.250% beginning on xx/xx/2016 till maturity date of xx/xx/2056.	Affiliated Business Disclosure Missing Required Disclosures Missing Required State Disclosures	2: Acceptaxxle with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the points test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the points test.
The "points" (total amount of fees paid to the xx or xxroker) exceed 5% of the original principal xx.
A creditor may, pursuant to a consumer credit transaction contract secured xx an interest in real property, charge and collect points in an amount not to exceed five percent of the original principal xx in the case of a closed-end consumer credit transaction, or five percent of the total line of credit in the case of an open-end credit plan. Points may be paid in cash at the time of the consumer credit transaction, or may be deducted from the proceeds and included in the original amount financed or financed under the open-end credit plan. Points sxxbe in addition to all other charges, are fully earned on the date of the consumer credit transaction, and may be excluded from the finance charge for the purpose of computing any finance charge credit or refund.

Points Test:The Loan data is  $xxx66 and the comparison data is $xxx00 and the variance is +$xxx"
* DTI > 60% (Lvl 2)     "As per Final Application, the total monthly income is $xxx and the total monthly expenses is $xxx. However, the DTI is exceeds than the 60%."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Alaxxama State. The Choice of Insurer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
As per the review of the updated title report dated xx, the subject xx was originated on xx.00 with xx, An xx.
The xx of assignment has been completed. Currently, the xx is with xx which was recorded on xx/xx/2014.
Junior xx originated on xx.00 in favor of xx, An xx.
No active liens and judgments against the borrower/property.
Combined xxual tax for the year 20xx has been paid in the amount of $xxxxx.
According to the review of payment history as of xx, the borrower is delinquent for 13 months. The last payment was received on xx, the payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of $xxx and xx is in the amount of $xxx22. The xx reflected in the payment history is in the amount of xx.	Collections Comments:The loan is currently in Bankruptcy. According to the review of payment history as of xx/xx/2019, the borrower is delinquent for 13 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx22. The UPB reflected in the payment history is in the amount of xx.
This loan modification agreement was made between the borrower xx and the lender xx. on xx/xx/2014.
The reason for default is unavailable.
No latest servicing comment or inspection reports have been found to determine the current occupancy and condition of the subject property. No damages or repairs have been found.
Update:
As per comment dated xx/xx/2023, the arrears are paid in full.
As per comment dated xx/xx/2023, as per the active bankruptcy payment plan, claim #21 was disbursed on xx/xx/2023 in the amount of $xxx, and the principle owed is $xxxreclosure Comments:The foreclosure was initiated. As per the comment dated xx/xx/2018, the file was referred to an attorney on the same date. The date of the complaint filed and judgment entered are unavailable. As per the comment xx/xx/2018, the foreclosure sale was scheduled on xx/xx/2018. However, the foreclosure has been put on hold as the borrower had filed bankruptcy on xx/xx/2018. No further details have been found.
Bankruptcy Comments:According to the xx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2016. The xx was filed on xx/xx/2019, the xx amount is xx and the arrearage amount is xx. The chapter 13 plan was confirmed on xx/xx/2019 and the debtor sxxpay P&I to the trustee in the amount of $xxx00. The schedule D of xxx does not show any unsecured portion. There is no comment indicating a cramdown.	This loan modification agreement was made between the borrower xx. on xx/xx/2014.
The borrower promises to pay the new xx in the amount of xx with an xxual fixed modified interest rate of 4.625% and new P&I is in the amount of $xxx beginning from xx/xx/2014 till the maturity date xx/xx/2054. The interest-bearing amount is xx. There is no provision for the xxalloon payment.
Affiliated Business Disclosure xx Escrow Acct Disclosure Missing Required State Disclosures	3: Curaxxle	* Lost Note Affidavit (Lvl 3) "As per the lost note affidavit located at "660077793_NOTE_20AxxA498-8xxC2-4xxF6-8EEF-1DDF4D95FA17 Pg#1", the note lost or destroyed. However; the copy of note is available in the loan file located at "660077793_NOTE_20AxxA498-8xxC2-4xxF6-8EEF-1DDF4D95FA17 Pg#3"."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the xx lien prohixxited fees test.
This loan failed the xxroker fees test.
This loan failed the origination fee and xxroker fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the xx lien prohixxited fees test.
Loan Data: $xxx Comparison Data: $xxxariance: +$xxx
The loan has fees that are prohixxited for this license type.
No xx sxxcharge, require, or receive any points or other fees of any nature whatsoever, except insurance and a 1% origination fee, whether from the xxuyer or the seller or any other person, except that the xx may charge xxona fide expenses paid xx the xx to any other person or entity for services actuxx performed in connection with a loan. In addition, if the loan is for the construction or improvement of residential real xx, the xx may charge a fee not to exceed 1% of the loan amount for inspection and disxxursement of the proceeds of the loan to third parties.
This loan failed the xxroker fees test due to one or more of the following findings:
Loan Data: $xxx00 Comparison Data: $xxxariance: +$xxx00
For this loan:
The fees collected from the borrower that directly compensate the xxroker are $xxx;
The fees collected from the xx that directly compensate the xxroker are $xxx00;
The total fees collected from xxoth the borrower and the xx that directly compensate the xxroker are $xxx00.
This loan failed the origination fee and xxroker fee test.
Loan Data: $xxx00 Comparison Data: $xxx00 Variance: +$xxx00
The loan does not have DIDMCA preemption selected and the sum of the origination fee and all xxroker fees is greater than 1%."
* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Missouri State. The following required state disclosures are missing from the loan file.
1.MO Collateral Protection Act Notice
2.borrower's Choice of Insurer orAgent"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx, the subject xx was originated on xx.00 held xx as a nominee for xx which was recorded on xx/xx/2006. As per report the xx of assignment has been completed. Currently the xx is with xx. The xx assignment was recorded on xx.
There is a xx against xx (borrower) in the amount of $xxxorded on xx/xx/2010 which was held xx.
There is a judgment against xx (borrower) in the amount of $xxxorded on xx/xx/2016 which was held xx.
There is an Affidavit to secure Privilege (xx Lien / xx Lien) recorded on xx/xx/2016 against subject property in the amount of $xxxch was held xx.
The Combined xxual taxes have been paid in the amount of $xxx the year of 20xx.
The review of payment history as of dated xx shows that borrower is delinquent for 22 months. The last payment was received on xx in the amount of $xxx with the interest rate of 3.625% which was applied for the due date of xx/xx/2017. The current unpaid principal xx is in the amount of xx.	Collections Comments:As per servicing collection comments the loan is in active bankruptcy. The review of payment history as of dated xx/xx/2019 shows that borrower is delinquent for 22 months. The last payment was received on xx/xx/2019 in the amount of $xxx with the interest rate of 3.625% which was applied for the due date of xx/xx/2017. The current unpaid principal balance is in the amount of xx.

The foreclosure was referred to attorney on xx/xx/2017. The complaint was filed on xx/xx/2018. The sale was scheduled on xx/xx/2019. The foreclosure was placed on hold due to bankruptcy.  According to the xx(Debtor) has filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. Currently the bankruptcy is active.

Bennett, Jessica C   (Borrower) has filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. xx was filed by xx xx Association on xx/xx/2018 in the secured claim amount of xx and an arrearage in the amount of xx. The original Chapter 13 plan was filed on xx/xx/2018 and the amended plan was filed on xx/xx/2018. As per amended plan borrower will pay monthly payment in the amount of $xxx for secured claim amount of xx and monthly payment in the amount of $xxx for pre-xx arrears amount of xx to xx. This plan was confirmed on xx/xx/2018. The motion for relief was filed on xx/xx/2019. The confirmed plan was modified on xx/xx/2019 that got confirmed on xx/xx/2019.   The date of last filing was xx/xx/2019.

Foreclosure Comments:The foreclosure was referred to attorney on xx/xx/2017. The complaint was filed on xx/xx/2018. The sale was scheduled on xx/xx/2019. The foreclosure was put on hold as the borrower had filed the bankruptcy under chapter-13 with the case# xx filed on xx/xx/2018. The motion for relief was filed on xx/xx/2019 and order was granted on xx/xx/2019. The date of last filing was xx/xx/2019. No further information has been found.
Bankruptcy Comments:According to the xx(Debtor) has filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. xx was filed by xx xx Association on xx/xx/2018 in the secured claim amount of xx and an arrearage in the amount of xx. The original Chapter 13 plan was filed on xx/xx/2018 and the amended plan was filed on xx/xx/2018. As per amended plan borrower will pay monthly payment in the amount of $xxx for secured claim amount of xx and monthly payment in the amount of $xxx for pre-xx arrears amount of xx to xx. This plan was confirmed on xx/xx/2018. The motion for relief was filed on xx/xx/2019. The confirmed plan was modified on xx/xx/2019 that got confirmed on xx/xx/2019. The motion for relief was filed on xx/xx/2019 and order was granted on xx/xx/2019. The date of last filing was xx/xx/2019.	Loan modification agreement was made between borrowers and xx (xx) on xx/xx/2016. As per agreement the new principal xx is in the amount of xx. The borrower had promised to pay P&I payment in the amount of $xxx with the interest rate of 3.625% which was started on xx/xx/2016. The maturity date of agreement is xx/xx/2056.	Affiliated Business Disclosure xx Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptaxxle with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in LA state. below state disclosures are missing from the loan file:-
1. Authorization Fees, Charges and Expenses for Federxx Related xx.
2.Anti-Tying Disclosure.
3.xx Institution Choice of Insurance Disclosure."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx, the subject xx was originated on xx.
The xx of xx assignment has been completed. Currently, the xx assignment is with xx.
1) There is a Public assistance lien (state tax lien) open against the borrower in the favor of Department of Children and Families in the amount of $xxxch was recorded on xx/xx/2017.
2) There is a credit card judgment open against the borrower in the favor of xx in the amount of $xxxch was recorded on xx.

xxual Combined taxes of 20xx have been paid in the amount of $xx.	The payment history dated as of xx reveals that the borrower has been delinquent from xx. The delinquency has been done for 17 months. The last payment was received on xx in the amount of $xxx and it was applied for the due date of xx. The current P&I is $xxx and interest rate is 4.00%. The current unpaid principal xx is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 17 months. The last payment was received on xx/xx/2019 in the amount of $xxx and it was applied for the due date of xx/xx/2018.
According to the xx,xx(borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. Schedule D in xxx dated xx/xx/2018 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. xx was filed by xx xx on xx/xx/2018, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2018, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xxx00 and regular payment will be paid directly to creditor. Amended Chapter 13 Plan was filed on xx/xx/2019. The plan was confirmed on xx/xx/2019. xx was filed on xx/xx/2019 and the order was granted on this motion on xx/xx/2019.
Available servicing comment and documents in file reveal that loan is in foreclosure since 2018. Foreclosure was referred to attorney completed on xx/xx/2018. Foreclosure complaint (37920 Pg#23) was filed on xx/xx/2018 with case # xx and the xx was filed on same day. Foreclosure judgment was entered on xx/xx/2018. Sale was scheduled for xx/xx/2018. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018. Collection comment dated xx/xx/2018 states that xx/xx/2018 sale will need to be rescinded as the borrower had filed bankruptcy minutes before the sale was held. No further details have been found.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2018. Foreclosure was referred to attorney completed on xx/xx/2018. Foreclosure complaint (xx) was filed on xx/xx/2018 with case #xx and the xx was filed on same day. Foreclosure judgment was entered on xx/xx/2018. Sale was scheduled for xx/xx/2018. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018. Collection comment dated xx/xx/2018 states that xx/xx/2018 sale will need to be rescinded as the borrower had filed bankruptcy minutes before the sale was held. No further details have been found.
Bankruptcy Comments:According to the xx(borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. Schedule D in xxx dated xx/xx/2018 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. xx was filed by xx xx on xx/xx/2018, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2018, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xxx00 and regular payment will be paid directly to creditor. Amended Chapter 13 Plan was filed on xx/xx/2019. The plan was confirmed on xx/xx/2019. xx was filed on xx/xx/2019 and the order was granted on this motion on xx/xx/2019.	The loan modification agreement was made between borrower and xx on xx with the new modified unpaid principal xx is xx. The interest bearing amount was xx with step rate starting interest rate was 2.00% and the modified P&I was $xxx beginning on xx. The step rate was in 4 steps ending at rate 4.750% and P&I will be $xxx Applicable from xx to maturity date xx/xx/2046.	Missing Required State Disclosures	2: Acceptaxxle with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "subject property is located in WI state which requires following 5 disclosure and they are missing from loan file.
Explanation of Personal Oxxligation
Marital Property Act Disclosure
Choice of Insurance Disclosure
Co-Signer Notice
								Tattle Tale Notice under the Marital Property Act"		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx, the subject xx was originated on xx.xxhich was recorded on xx/xx/2006. The xx of assignment has not been completed. The last assignment was done xx to xx which was recorded on xx.xxowever, the last assignment should be with xx. There are 2 code enforcement liens against the subject property for unsafe living in the favor of City of xx for the total amount of $xxx was recorded on xx.xxhere are 14 water/sewer liens against the subject property in the favor of City of xx for the total amount of $xxx which was recorded on different dates. No prior year delinquent taxes have been found.	According to the payment history as of xx, the borrower is delinquent for 21 months and the next due date is xx. As per the payment history (xx), the last payment was made on xx in the amount of $xxxh was applied for the due date of xx/xx/2017. The xx reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is active in bankruptcy. According to the payment history as of xx/xx/2019, the borrower is delinquent for 21 months and the next due date is xx/xx/2018. As per the payment history (xx), the last payment was made on xx/xx/2019 in the amount of $xxxh was applied for the due date of xx/xx/2017. The UPB reflected as per the payment history is in the amount of xx. The loan has been modified on xx/xx/2015 located at “xx”. According to the modification, new principal balance is xx out of which deferred balance is xx and interest-bearing is xx. The borrower promises to pay the amount of $xxxhe rate of interest 4% beginning from xx/xx/2015 till the new maturity xx/xx/2055.
As per the document attached with the updated title xx, the foreclosure complaint was filed on behalf of xx on xx/xx/2018. The judgment has been entered on xx/xx/2018. The notice of sheriff’s sale has been scheduled on xx/xx/2019 and continued until xx/xx/2019. However, the sale has been postponed from xx/xx/2019 to xx/xx/2019 as xx (borrower/debtor) had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2019. The plan was confirmed on xx/xx/2019. The last amended chapter 13 plan has been filed on xx/xx/2019 (xx). According to the plan, the debtor sxxpay the amount of $xxx53 months. The motion for relief was filed on xx/xx/2019 (xx). The bankruptcy case is still active. Unable to determine the current condition and occupancy of the subject property.
Foreclosure Comments:As per the document attached with the updated title xx, the foreclosure complaint was filed on behalf of xx on xx/xx/2018. The judgment has been entered on xx/xx/2018. The notice of sheriff’s sale has been scheduled on xx/xx/2019 and continued until xx/xx/2019. However, the sale has been postponed from xx/xx/2019 to xx/xx/2019 as xx (borrower/debtor) had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2019. The date of last filing is xx/xx/2019.
		Bankruptcy Comments:The debtor had filed bankruptcy chapter 13 on xx/xx/2015 with case number #xx amount xx arrearages 10091.12. The plan was confirmed on xx/xx/2019. The date of last filing is xx/xx/2019.	The loan has been modified on xx/xx/2015 located at “xx”. According to the modification, new principal xx is xx out of which deferred xx is xx and interest-bearing is xx. The borrower promises to pay the amount of $xxxhe rate of interest 4% beginning from xx/xx/2015 till the new maturity xx/xx/2055.	xx Insurance	3: Curable		* MI, FHA or MIC missing and required (Lvl 3) "The loan was originated on xx.xxhe final application shows xx Insurance in the amount of $xxxhe seller’s tape data shows MI is required. However, MI Certificate is missing from the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx, that the subject xx was originated on xx.00 which is in the favor of xx as nominee for xx.
The xx of the assignment has been completed and the assignment is with the xx; recorded on xx/xx/2012.
There are two Solid Waste (water/sewer) lien against the subject property xxoth are in the favor of State of xx, the xx was recorded on xx in the amount of $xxxe second was recorded on xx in the amount of $xxxere is credit card judgment against the borrower recorded on xx in the amount of $xxxch is in the favor of xx
The xxual xx taxes of 20xx have been due in the amount of $xxxe xxual xx taxes of 20xx have been partixx paid in the amount of $xxxe xxual utility taxes of 20xx have been due in the amount of $xxxe xxual utility taxes of 20xx have been delinquent in the amount of $xxxgood through date is10/xx/20xx.
The xxual xx taxes of 20xx have been due in the amount of $xxxe xxual utility taxes of 20xx have been delinquent in the amount of $xxx good through date is xx.
The xxual utility taxes of 2017 have been delinquent in the amount of $xxxd through date is xx/xx/2017.
..
The review of payment history as of xx shows that the borrower is delinquent for 10 months and the next due date is xx. The last payment was received on xx in the amount of $xxx which was applied to xx. The xx in the payment history is reflected in the amount of xx. The current P&I is $xxx and the current xx is $xxx.	Collections Comments:The collection comments review the loan is in collection. The review of payment history as of xx/xx/2019 shows that the borrower is delinquent for 10 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied to xx/xx/2018. The UPB in the payment history is reflected in the amount of xx. The current P&I is $xxx and the current PITI is $xxx.
As per comments dated xx/xx/2019, the reason for default is curtailment of income.
No foreclosure activity has been found.
The bankruptcy was filed by the borrower under chapter 7 and that case was discharged
As per comments dated xx/xx/2019, the property has been owner occupied. The property condition is unable to be determined with no damages or estimated repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The review of xx documents states that the borrower has filed the bankruptcy under chapter 13 with case#xx on xx/xx/2011; however, that case was converted voluntarily from chapter 13 to 7. The xx was filed on xx/xx/2011 with a secured claim amount of xx and the arrearage amount is $xxx. However, the debtor was discharged on xx/xx/2014 and the case was terminated on xx/xx/2014. No evidence of reaffirmation has been found.
This modification agreement was made on1/xx/2014 between the xx and the borrower. As per modified terms the borrower promises to pay the modified principal xx of xx with the interest rate of 4.625 % and the P&I of $xxx. The payments were started from xx/xx/2014 and the new maturity date will be xx/xx/2054. This modification does not contain xxalloon provision.	xx Escrow Acct Disclosure Missing Required State Disclosures Notice of servicing traxxer	2: Acceptaxxle with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Seller-Paid Points and Fees Exception Test:Result FAIL
This loan is subject to legislation that takes into account points and fees that were paid xx the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller paid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for
"Seller-Paid Points and Fees"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The compliance risk indicator is moderate as this loan has failed the Seller-Paid Points and Fees Exception Test."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The xx escrow acct disclosure is missing from the loan files."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1.Waiver of borrowers Rightsand Closing Attorney Affidavit (not required xx law but provided as a matter of custom)
2.Disclosure of Additional Fees"
* Notice of  servicing traxxer missing or unexecuted (Lvl 2)     "The notice of service traxxer is missing from the loan files."
								* TIL not hand dated (Lvl 2) "The final TIL is not dated xx the borrower."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
The review of the updated title report dated xx, shows that the subject xx was originated on xx.xx, with xx.
The xx of assignment has not been completed. The assignment is missing from xx. to xx.
There are no active liens and judgments.
The Combined taxes of the year 20xx are due in the amount of $xxxrior year delinquent taxes have been found.

According to the payment history as of xx, the borrower is delinquent for xx months. The last payment was received on xx.xxhe last payment applied date was xx and the next due date for payment is xx. The P&I is in the amount of $xxxxx is in the amount of $xxx reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in bankruptcy. According to the payment history as of xx/xx/2019, the borrower is delinquent for 11 months. The last payment was received on xx/xx/2019. The last payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.
The reason for default is excessive obligations. The subject property is owner occupied. The borrower's intention is to keep the property.
No comments have been found regarding damage and repairs in servicing comments.

Foreclosure Comments:As per the review of servicing comments, the foreclosure was initiated. The file was referred to an attorney on xx/xx/2018. However, the foreclosure was put on as borrower had filed bankruptcy under chapter 13 on xx/xx/2019 with case# xx. No further details have been found.
Bankruptcy Comments:According to the xx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. No further details have been found.	According to the modification, the loan was modified on xx between the borrower and xx. The new modified principal xx as per modification is in the amount of xx with interest rate 5.000 % and the borrower promises to pay P&I in the amount of $xxxnning from xx. The deferred xx is xx and interest bearing xx is xx. The maturity date as per modification is xx/xx/2051. This loan was modified once.	Affiliated Business Disclosure Missing Required State Disclosures xx Insurance	2: Acceptaxxle with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid xx the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxicitly provided for "Seller-Paid Points and Fees.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the seller-paid points and fees exception test."
* DTI > 60% (Lvl 2)     "As per 1003 dated xx/xx/2006, the total monthly income is in the amount of $xxxthe total monthly expenses is in the amount of $xxxe, DTI  is exceeding 60%."
* MI, FHA or MIC missing and required (Lvl 2)     "MI certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure are missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1.Waiver of borrowers Rightsand Closing Attorney Affidavit (not required xx law but provided as a matter of custom)
2.Disclosure of Additional Fees."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx shows that the subject xx was originated on xx. D/xx/A xx, which was recorded on xx/xx/2006. The xx of assignment is complete as the subject xx is with the current assignee, xx.
There is a junior xx in the amount of xx in favor of xx as nominee for xx which was recorded on xx/xx/2006 in  xx.
There is active xx against the borrower in the amount of xx which was recorded on xx/xx/2014 in favor of The xx of xx
1st installment of city tax for the year of 2020 has been paid on xx in the amount of $xxxd installment of city tax for the year of 2020 is due on xx in the amount of $xxx	Review of the payment history provided from xx/xx/2016 to xx reveals that borrower is performing. The last payment was received in the amount of $xxx on xx which was applied for the due date of xx. The next due date is xx. Current xx as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 3.250%.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of $xxx on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 3.250%.
Loan modification agreement was made between the borrower and Lender on xx/xx/2019. The new modified rate is 3.250% and borrower promises to pay P&I in the amount of $xxx which begun on xx/xx/2019. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2059. Reason for Modification is Financial Hardship.
Borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2018. xx was filed on xx/xx/2019 which shows that the amount of secured claim is xx and the amount of arrearage is xx. Schedule D of xxx dated xx/xx/2019 shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore the unsecured portion is xx. Chapter 13 Plan was filed on xx/xx/2019 which states that the debtor sxxpay $xxxper month for 36 months and all post-xx payment sxxbe paid directly to subject creditor. Objection to Confirmation of the Plan was filed on xx/xx/2019. Motion for Relief from Stay was filed by the subject creditor on xx/xx/2019 and “xx” was filed on xx/xx/2019. Withdrawal of Document was filed on xx/xx/2019 which states that the “Creditor respectfully rexxs that the hearing tentatively scheduled for xxx5, 2019 is canceled. “. currently debtor is in active bankruptcy.
As per collection comments subject property has been occupied by the owner and in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2018. xx was filed on xx/xx/2019 which shows that the amount of secured claim is xx and the amount of arrearage is xx. Schedule D of xxx dated xx/xx/2019 shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore the unsecured portion is xx. Chapter 13 Plan was filed on xx/xx/2019 which states that the debtor sxxpay $xxxper month for 36 months and all post-xx payment sxxbe paid directly to subject creditor. Objection to Confirmation of the Plan was filed on xx/xx/2019. Motion for Relief from Stay was filed by the subject creditor on xx/xx/2019 and “xx” was filed on xx/xx/2019. Withdrawal of Document was filed on xx/xx/2019 which states that the “Creditor respectfully rexxs that the hearing tentatively scheduled for xxx5, 2019 is cancelled. “. currently debtor is in active bankruptcy.	Loan modification agreement was made between the borrower and xx on xx. The new modified rate is 3.250% and borrower promises to pay P&I in the amount of $xxx which begun on xx. The new principal xx is xx. The interest bearing amount is xx and the maturity date is xx/xx/2059. Reason for Modification is xx Hardship.	Affiliated Business Disclosure Credit Application xx Escrow Acct Disclosure Origination Appraisal	2: Acceptaxxle with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is moderate due to TILA Finance Charge Test is failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test Failed due to TILA Finance Charge Test:
TILA Finance Charge Test shows Loan data xx, Comparison Data xx and Variance -$xxx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is
understated xx more than $xxx* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* xx Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "xx Escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination of the loan is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:
According to Updated title report dated xx, the subject xx was originated on xx.00 which was recorded on xx/xx/2006.
The xx of assignment has been completed. Currently, the assignment is from
xx, Its xx to xx D/xx/A Mr.xx. The assignment should be with xx.
There is onexxxlien against the property in the favor of xx of xx. in the amount of $xxxch was recorded on xx/xx/2008.
As per the declaratory judgment was filed on xx, the legal description in xx was incorrect. To cure this issue the judgment was filed.
The second installment Combined taxes of 20xx have been due in the amount of $xxxch will due on xx.
The xx installment Combined taxes are paid in the amount of $xxx	According to the payment history as of xx, the borrower is currently delinquent for xx months. The last payment was received on xx, the payment applied date was xx/xx/2017 and the next due date for payment is xx. The P&I is in the amount of $xxx and xx is in the amount of $xxx. The xx reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in the bankruptcy. The borrower is currently delinquent for 19 months. The last payment was received on xx/xx/2018, the payment applied date was xx/xx/2017 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined.
The loan has not been modified since origination.
The foreclosure was initiated and referred to an attorney on xx/xx/2018. As per the document attached with the Updated title report xx, the Notice of Lis-pendens was filed on xx/xx/2018. The declaratory judgment was filed on xx/xx/2019 attached with the Updated title report xx.  However, the xxhad filed the bankruptcy under chapter 13 with case#xx on xx/xx/2019 and foreclosure put on hold.
The xxhad filed the bankruptcy under chapter 13 with case#xx on xx/xx/2019 and the plan is not confirmed yet. The xx was filed on xx/xx/2019 with the secured claim amount of xx and an arrearage amount of $xxx99. The schedule-D of xxx reflects that the amount of claim is xx and value of collateral is xx. According to amended chapter 13 plan filed on xx/xx/2019, the debtor sxxpay $xxxer month for 4 months and then $xxxr month for 56 months. The date of the last filing the bankruptcy was xx/xx/2019.  The objection to plan was filed on xx/xx/2019.
As per comment dated xx/xx/2018, the subject property is owner-occupied.
No comments were indicating damages and repairs to the subject property.

Foreclosure Comments:The foreclosure was initiated and referred to an attorney on xx/xx/2018. As per the document attached with the Updated title report xx, the Notice of Lis-pendens was filed on xx/xx/2018. The declaratory judgment was filed on xx/xx/2019 attached with the Updated title report xx.  However, the xxhad filed the bankruptcy under chapter 13 with case#xx on xx/xx/2019 and foreclosure put on hold.

Bankruptcy Comments:The xxhad filed the bankruptcy under chapter 13 with case#xx on xx/xx/2019 and the plan is not confirmed yet. The xx was filed on xx/xx/2019 with the secured claim amount of xx and an arrearage amount of $xxx99. The schedule-D of xxx reflects that the amount of claim is xx and value of collateral is xx. According to amended chapter 13 plan filed on xx/xx/2019, the debtor sxxpay $xxxer month for 4 months and then $xxxr month for 56 months. The date of the last filing the bankruptcy was xx/xx/2019. The objection to plan was filed on xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures xx Insurance	2: Acceptaxxle with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of xx Institutions to begin regulation of xxoth xx and Subordinate lien xx lending under the xx Lien xx Lending License and Subordinate Lien xx Lending License. As a result, xxs will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated
xxC, Consumer Loan License, Consumer Loan License xxC, or the Exemption Letter xxC. The Indiana xx Lien xx Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xxx, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid xx the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for
"Seller-Paid Points and Fees.""
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* MI, FHA or MIC missing and required (Lvl 2)     "Final Application shows the monthly MI payment is $xxxHowever, the MI certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider’s disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Indiana State. The following required state disclosures are missing from the loan file.
1.Hazard Insurance Disclosure
2.xx Consumer Credit Protection Act Disclosure
3.Insurance Freedom of Choice Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL was not hand dated xx the borrower."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	number:unavailable Total Amount: Last Date:	unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:	number: Total Amount: Last Date:				Not Applicable
The Review of the updated title report dated xx/xx/2019 shows the subject xx was originated on xx.xx with xx as nominee forxx. and it was recorded on xx/xx/2006 with the Instr | Book/Page# xx

The chain of assignment is not complete. The last assignment was made on xx/xx/2019 from xx, By xx which was recorded on  xx/xx/2019. However, it should be with the xx

There are multiple civil judgments against the borrower xx in the favor of  xx for the total amount of $xxx were recorded on different dates.

There is one junior xx against the subject property in the favor of xx as nominee for xx. for the amount of xx which was recorded on xx/xx/2006 with the Instr | Book/Page# xx

1st   and 2nd installment combined taxes for the year 2019 have been paid total in the amount of xx.
No prior delinquent taxes have been found.
According to the review of payment history as of xx/xx/2019, shows that the borrower is delinquent for 21 months and the next payment due date is xx/xx/2018. The last payment was received on xx/xx/2017, in the amount of $xxx interest rate 2.000 % which was applied for the due date on xx/xx/2017. The current UPB is in the amount of xx.	Collections Comments:As per available servicing comments as of xx/xx/2019, the loan is in active bankruptcy. xx. had filed bankruptcy under chapter-13 with case# xx on xx/xx/2019. The plan was not confirmed yet. The POC was filed by the “xx” on xx/xx/2019, in the secured claim amount xx and an arrearage in the amount of xx.
The borrower is delinquent for 21 months and the next payment due date is xx/xx/2018. The last payment was received on xx/xx/2017,  in the amount of $xxx interest rate 2.000 % which was applied for the due date on xx/xx/2017. The current UPB is in the amount of xx.

This step loan modification agreement was signed between the borrower  xx, and the xx. The new principal balance is xx

The foreclosure Lis Pendens document located at “xx”, the complaint was filed on xx/xx/2019. However, the foreclosure was put hold due to the borrower had filed bankruptcy on xx/xx/2019. The bankruptcy is still active.
Unable to determine the reason for default.
According to the collection comment dated xx/xx/2019, the subject property is owner-occupied.  No damage and repairs have been found in the latest servicing comments.
Update:
As per comment dated xx/xx/2024, the foreclosure sale is set for xx/xx/2024.
As per comment dated xx/xx/2021, the modification effective date is xx/xx/2017.
As per comment dated xx/xx/2024, the property is occupied.
As per comment dated xx/xx/2022, the notice of default has been filed and completed on xx/xx/2022.
As per comment dated xx/xx/2024, the judgment in the amount of xx.
As per comment dated xx/xx/2021, the modification rexx has been entered on xx/xx/2021. The trial 12-month plan has been started on xx/xx/2021.
As per comment dated xx/xx/2021, two prior bankruptcies ch-13 were both dismissed.
Foreclosure Comments:As per collection comments, the foreclosure was initiated in 2013. According to the latest collection comment dated xx/xx/2018, the foreclosure file was referred to an attorney on 5/xx/52018. The foreclosure Lis Pendens document located at “xx”, the complaint was filed on xx/xx/2019. However, the foreclosure was put hold due to the borrower had filed bankruptcy on xx/xx/2019. The bankruptcy is still active.
Bankruptcy Comments:As per the xxx report, xx. had filed bankruptcy under chapter-13 with case# xx on xx/xx/2019. The plan was not confirmed yet. As per the proposed chapter 13 plan, the debtor sxxpay to the trustee monthly $xxxonth for 36 months. The POC was filed by the “xx on xx/xx/2019, in the secured claim amount xx and an arrearage in the amount of xx.	This step loan modification agreement was signed between the borrower xx, and thexx. on xx/xx/2017. The new principal balance is xx with interest rate 2.000 % which steps up in 3 steps ending at 3.500%. The borrower promises to pay the monthly P&I of $xxxinning from xx/xx/2017 with a maturity date of xx/xx/2056. As per the modification document, the deferred balance is xx and the interest bearing balance is xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Cash out purxxx(Lvl 2) "Loan is purxxxcash and HUD-1 shows cash to amount is xx"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Seller-Paid Points and Fees Exception Test is failed."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the seller-paid points and fees exception test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. However, the following state disclosures are missing from the loan file.
1.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2.NY Interest Rate Disclosure
3.NY Hazard Insurance  Disclosure
4.Tax Escrow Account Designation
5.xx Bankers and Exempt Organizations Preapplication
6.Part 80 Disclosure
7.Alternative xx Transaction Disclosures
8.Co-Signer Notice Requirements
9.Default Warning Notice
10.Smoke Alarm Affidavit
11.xx Real Property Escrow Account Disclosure
12.Subprime Home Loan Counseling Disclosure
13.Subprime Home Loan Tax and Insurance Payment Disclosure
14.Subprime Home Loan Disclosure
15.Commitment Disclosure
16.Lock-in Disclosure
17.Expiration of Lock-in or Commitment Period"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form document is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the Updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.A, which was recorded on xx/xx/2006 with the instrument # xx
The chain of the assignment has been completed. The latest assignment is with xx which was recorded on xx/xx/2019.
There is a junior xx in the favor of xx. in the amount of xx which was recorded on xx/xx/2006.
No active judgments or liens have been found.
The annual installment of the combined jurisdiction tax of 2019 is due in the amount of $xxxxx/xx/2020.
No prior year delinquent taxes have been found.	According to the review of payment history as of xx/xx/2019, the borrower has been delinquent for 10 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected in the amount of xx.	Collections Comments:As per the review of the servicing comments, the loan is in the foreclosure and the borrower has been delinquent for 10 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected in the amount of xx.
As per the comment dated xx/xx/2019, the reason for default is the death of the borrower.
The loan modification agreement was made between (borrower) xx, on xx/xx/2016.
As per the collection comments, the bankruptcy has not been filed.
The servicing comment dated xx/xx/2019 shows that the subject property has been occupied by the owner. The latest BPO is not available.  According to comment dated xx/xx/2019, the subject property had damage to roof and the plumbing and they have to pay out of pocket. No insurance claim was filed.  The current status of the repairs has not been found.
Update:
As per comment dated xx/xx/2024, the foreclosure has been advised to be cancelled due to the subject loan being reinstated, and the reinstated amount has been undetermined.
As per comment dated xx/xx/2024, the foreclosure sale date is on xx/xx/2024.
As per comment dated xx/xx/2024, the bidding instructions have been completed with the bidding amount of xx.
As per comment dated xx/xx/2024, the borrower intends to sell the subject property.
As per comment dated xx/xx/2022, the modification was recorded on xx/xx/2022. Further details are unavailable.
Foreclosure Comments:The foreclosure process was initiated and the file was referred to an attorney on xx/xx/2019. No  further details have been found.
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between (borrower) xx, on xx/xx/2016. The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 7.250% and new P&I is in the amount of $xxx beginning from xx/xx/2016. The maturity is xx/xx/2056. There is no provision for the balloon payment.	Final Truth in Lending Discl. Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase xx Test Failed (Lvl 2)     "xxTest: FAIL Loan Data 0.000% Comparison Data 7.521% Variance -7.521%.
This loan failed the TILA APR test.
The annual percentage rate (APR) is 7.521%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "The truth in lending disclosure is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "The initial Escrow Account Disclosure and List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of xx The following required State Disclosures are missing from the loan file.
1.TX Loan Agreement Notice
2.Commitment Requirement/Anti-Tying
3.TILA Disclosures in xx
4.Choice of Insurance Notice
5.Collateral Protection Insurance Disclosure
6.Non-Deposit Investment Product Disclosure Are there any promotional materials?
7.Insurance Solicitation/Post Commitment Requirement
								8.Construction Loan Disclosure"		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per Updated title report dated xx/xx/2019, the subject xx was originated on xx.xxn the amount of xx which was recorded on xx/xx/2006.
The chain of assignment has not been completed. Currently, the assignment is from xx. The assignments should be with xx

No active judgments or liens against the borrower and property have been found.
The combined second installment taxes are due in the amount of $xxx was due for xx/xx/2019.
The combined first installment taxes are paid in the amount of $xxx
As per the review of payment history as of xx/xx/2019, the borrower is currently delinquent for 11 months and next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for xx/xx/2018. The current P&I is $xxxPITI is $xxxB reflected in the payment history is in the amount of xx.	Collections Comments:The loan is currently in the bankruptcy and next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for xx/xx/2018. The current P&I is $xxxPITI is $xxxB reflected in the payment history is in the amount of xx.
As per comment dated xx/xx/2019, the reason for default is death of borrower’s family member.
The loan has been modified on xx/xx/2013.
As per comment dated xx/xx/2019, the foreclosure was initiated and referred to an attorney on xx/xx/2019. As per the documents attached with the Updated title report xx the summons was filed on xx/xx/2019. However, the xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2019 and foreclosure put on hold.
The xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The plan was confirmed on xx/xx/2019. The date of last filing is xx/xx/2019. The POC was filed on xx/xx/2019, with the secured claim amount of xx and the arrearage is $xxxhedule-D of xxx dated xx/xx/2019, reflects the amount of claim is xx and the value of property is xx. As per Amended chapter 13 plan dated xx/xx/2019, the debtor sxxpay the trustee xx per month through May 2019 and sxxpay $xxxmonth for 59 months for a total amount of xx.
As per comment dated xx/xx/2019, the subject property is owner-occupied.
No comments were indicating damages and repairs to the subject property.

Foreclosure Comments:As per comment dated xx/xx/2019, the foreclosure was initiated and referred to an attorney on xx/xx/2019. As per the documents attached with the Updated title report Pg#23, the summons was filed on xx/xx/2019. However, the xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2019 and foreclosure put on hold.

Bankruptcy Comments:The xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The plan was confirmed on xx/xx/2019. The date of last filing is xx/xx/2019. The POC was filed on xx/xx/2019, with the secured claim amount of xx and the arrearage is xx The schedule-D of xxx dated xx/xx/2019, reflects the amount of claim is xx and the value of property is xx. As per Amended chapter 13 plan dated xx/xx/2019, the debtor sxxpay the trustee $xxxmonth through May 2019 and sxxpay xx per month for 59 months for a total amount of xx.	This modification agreement was made between Borrower xx.The reason for modification is xx. As per the modified terms, new principal balance is xx. Borrower promises to pay $xxxhly with a modified interest rate 4.00% beginning from xx/xx/2013 with a maturity date xx/xx/2053. The interest bearing amount is xx. There is a deferred balance in the amount of xx.

Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Indiana license validation test. (xx requires the xx to begin regulation of both first and subordinate lien xx lending under the First Lien xx Lending License and Subordinate Lien xx Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.The xx First Lien xx Lending License and xx Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xxx, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller paid points and fees into account. This exception does not appear when a dollar amount, including $xxxicitly provided for
"Seller-Paid Points and Fees.""
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1.Hazard Insurance Disclosure
2.Federal Consumer Credit Protection Act Disclosure
3.Insurance Freedom of Choice Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL was not hand dated by the borrower."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Review of the updated title report dated xx/xx/2019 shows the subject xx was originated on xx.xx with xx as nominee for xx and it was recorded on xx/xx/2007 with the Book/xx

The chain of assignment is not complete. The last assignment was made on xx/xx/2019 from xx which was recorded on  xx/xx/2019. However, it should be with the xx

There is one junior xx against the subject property in the favor of xx as nominee for xx for the amount of xx which was recorded on xx/xx/2007 with the Book/Page# xx

There is a civil judgment against the borrower xx for the amount of xx which was recorded on xx/xx/2008.

There is child support lien against the borrower xx Guidelines Worksheet for the amount of xx which was recorded on xx/xx/2017.
The judgment against the borrower xx for the amount of  xx in the favor of xx which was recorded on xx/xx/2019.
1st  installment taxes for the year of 2019-2020 has been paid In the amount of xx
2nd installment taxes for the year of 2019-2020 has due in the amount of xx
3rd  installment utility charges for the year of 2019 has been delinquent in the amount of $xxxgood through until xx/xx/2019.
According to payment history as of xx/xx/2019, shows that the borrower is delinquent for 17 months and the next payment due date is xx/xx/2018. The last payment was received on xx/xx/2018, in the amount of $xxx interest rate 4.250 % which was applied for the due date on xx/xx/2018. The current UPB is in the amount of xx.	Collections Comments:The current status of the loan is in active bankruptcy.
The foreclosure sale was scheduled for xx/xx/2019. However, the foreclosure was put on hold due to the bankruptcy. As per the xxx report, the borrower xx had filed bankruptcy under chapter 13 with case# xx on xx/xx/2019. The plan was not confirmed yet. Relief of stay was filed on xx/xx/2019. As per the proposed chapter 13 plan was filed on xx/xx/2019, the debtor sxxpay to the trustee xx for 60 months. The POC was filed by xx with its amount of claim  xx and the arrearage amount is xx. As per the xxx scheduled D, the amount of claim without deducting the value of the collateral is xx and the value of the collateral xx. Hence, the unsecured portion is xx

The loan modification agreement was made between borrower xx. on xx/xx/2017. The new principal balance stated in the Modification is in the amount of xx.
As per collection comment dated xx/xx/2019, the reason for default is the curtailment of income.
The current occupancy is unable to determine. No comments have been found regarding the damage or repair.

Foreclosure Comments:As per the collection comment dated xx/xx/2018, the foreclosure was initiated in 2018. The foreclosure file was referred to an attorney on xx/xx/2018. According to the foreclosure lis pendency document located at “xx, the complaint was filed on xx/xx/2018. The foreclosure sale was scheduled for xx/xx/2019. However, the foreclosure was put on hold due to the bankruptcy.
Bankruptcy Comments:As per the xxx report, the borrower xx had filed bankruptcy under chapter 13 with case# xx on xx/xx/2019.The plan was not confirmed yet. Relief of stay was filed xx/xx/2019. As per the proposed chapter 13 plan was filed on xx/xx/2019, the debtor sxxpay to the trustee xx for 60 months. The POC was filed by xxon xx/xx/2019 with its amount of claim xx and the arrearage amount is xx. As per the xxx scheduled D, the amount of claim without deducting the value of the collateral is xx and the value of the collateral xx. Hence, the unsecured portion is xx The case is dismissed on xx/xx/2019.	The loan modification agreement was made between borrower xx. The new principal balance stated in the Modification is in the amount of xx. The lender had deferred the amount of xx from the new modified principal balance. Hence, the interest-bearing amount is xx. The borrower promises to make a monthly payment of $xxxh the rate of interest 4.250%, beginning from xx/xx/2017 till the maturity date of xx/xx/2057.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD- 1 settlement statement , estimated HUD and itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx However, the following state disclosures are missing from the loan file.
1.Affidavit of Consideration
2.Affidavit of Disbursement
3.First Time Buyers Affidavit
4.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5.Balloon Payment
6.No Escrow Account
7.Mandatory Binding Arbitration Disclosures
8.Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2019 the subject xx was originated on xx. The chain of assignment has not been completed, currently the assignment is with xx. The updated title shows there are 3 civil judgments. The first was recorded on xx/xx/2016 for the amount of xx in the favor of xx. The second was recorded on xx/xx/2018 for the amount of xx in the favor of xx. The third was recorded on xx/xx/2018 for the amount of xx in the favor of xx. 2018-2019 city, xx are paid in the amount of xx No prior delinquency has been found.	According to the payment history as of dated xx/xx/2019 the borrower has been delinquent for 10 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 for the amount of $xxxTI). The monthly P&I is in the amount of $xxx with an interest rate of 4.00%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The currents status of the loan is in active bankruptcy. The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The modification agreement was made between the lender xx and the borrower xx on xx/xx/2016, the new principal balance as per mod is xx. The first payment was due on xx/xx/2016 and the maturity date is xx/xx/2056. The modified P&I is in the amount of $xxx with an interest rate of 4.00%. The modification does not contain balloon payment.No comments have been found regarding the foreclosure. The loan has modified since the origination. The reason for default is curtailment of income. The subject property is owner occupied and is in average condition. No comments have been found regarding the damage or repair in the latest 24 months servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The chpater 13 plan was filed on xx/xx/2019 as per plan the debtor supposes to pay the trustee the amount of $xxx per month. The POC was filed on xx/xx/2019 the amount of POC is xx and the arrearage amount is xx.	The modification agreement was made between the lender xx and the borrower xx on xx/xx/2016, the new principal balance as per mod is xx. The first payment was due on xx/xx/2016 and the maturity date is xx/xx/2056. The modified P&I is in the amount of $xxx with an interest rate of 4.00%. The modification does not contain balloon payment.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "TN Seller-Paid Points and Fees Exception Test: FAIL This loan failed the seller-paid points and fees exception test. This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller paid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for "Seller-Paid Points and Fees."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for "Seller-Paid Points and Fees.""
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL Loan Data 6.624% Comparison Data 7.895% Variance -1.271% This loan failed the TILA APR test.   TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -xx This loan failed the TILA finance charge test."
* DTI > xx (Lvl 2)     "The total monthly income is $xxxd the total monthly expenses are $xxxence , DTI exceeds xx
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of xx . Th following state disclosures are missing from the loan file.  1.Placement of Insurance Disclosure 2.Availability of Title Insurance xx Consent to Disclosure of Insurance Information 4.Choice of Agent/insurer 5.Insurance Solicitation/Post Commitment"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2019 the subject xx was originated on xx.xxhe chain of assignment has not been completed, currently the assignment is with xx
There is a civil judgment recorded on xx/xx/2011 for the amount of xx in the favor of xx
2019 utility & combined taxes are paid in the amount of xx
The foreclosure was recorded on xx/xx/2019 against the borrower xx
According to the payment history as of dated xx/xx/2019 the borrower has been delinquent for 12 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 for the amount of xx
The monthly P&I is in the amount of $xxx an interest rate of 4.00%. The current UPB is reflected in payment history for the amount of xx.
Collections Comments:The current status of the loan is in bankruptcy.
The process of foreclosure has been initiated, the file was referred to an attorney.
No further details have been found regarding the foreclosure. As the foreclosure was put on hold due to active bankruptcy. The borrower xx had filed bankruptcy under Chapter 13 with the Case # xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019
The reason for default is unable to be determined.
The loan has been modified since the origination.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.
Update:
As per comment dated xx/xx/2022, the subject property is occupied.
As per comment dated xx/xx/2024, the bankruptcy case #xx was granted relief and arrears are paid in full.
Foreclosure Comments:The process of foreclosure has been initiated, the file was referred to an attorney.
No further details have been found regarding the foreclosure. As the foreclosure was put on hold due to active bankruptcy. The borrowerxx had filed bankruptcy under Chapter 13 with the Case # xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019.

Bankruptcy Comments:The borrower xx had filed bankruptcy under Chapter 13 with the Case # xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019 the amount of POC is xx and the arrearage amount is xx The chapter 13 plan was filed on xx/xx/2019 as per plan the debtor supposes to pay the trustee the amount of xx	The modification agreement was made between the lender xx on xx/xx/2017, the new principal balance a sdper mod is xx. The first payment was due on xx/xx/2017 and the maturity date is xx/xx/2057.The modified P&I is $xxx an interest rate of 4.00%. The amount of xx is the interest bearing amount and the xx is the deferred principal balance. The modification does not contain balloon payment.	Affiliated Business Disclosure xx Insurance	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* xx missing and required (Lvl 2)     "The loan is originated with conventional case. However, the xx certificate is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, with First xx
The chain of assignment has been completed and current
assignee is xx

There is minor Assignment defect noted on Instrument# xx - Assignment shows lender name as xx, Solely as Nominee for xx.

There are duplicate recordings of the Foreclosure Lis Pendens(notice of default) Instrument# xx dated and filed on xx/xx/2018.

There is an HOA lien active in the favor of  xx in the amount of xx The subject property is located in xx state which is non-super Lien State.
There is a Judgment  in  favor of xx in the amount of xx

2018 Combined taxes assessed at xx are paid in full.	According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 28 months. The last payment was received on xx/xx/2019, and the payment applied date was xx/xx/2017. The next due date is xx/xx/2017. The P&I is in the amount of $xxx and PITI is in the amount of xx per the current statement. The UPB reflected is in the amount of xx. The amount needed to reinstate is xx.	Collections Comments:The Foreclosure was initiated. The Judgment entered on dated xx/xx/2019 and referral date was xx/xx/2018. The Complaint was filed on date xx/xx/2018. The Judgment amount is in amount of xx However, the foreclosure was put on hold as the borrower filed bankruptcy on date xx/xx/2019. The Bankruptcy case was dismissed on xx/xx/2019. As per collection comment the foreclosure is active and the Judgment hearing date is scheduled with court for xx/xx/2019. No further information provided.

According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 28 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2017 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxx and PITI is in the amount of $xxxhe UPB reflected as per the payment history is in the amount of xx.
A hardship letter in file indicates the reason for delinquency was loss of spouse’s income due to illness and xxization.
The loan was modified on xx/xx/2016. The modified principal balance is in the amount of xx with an interest rate of 3.625%. The P&I payment is modified to the amount of $xxx beginning on the due date xx/xx/2016. The maturity date is xx/xx/2056. This loan was modified twice.
The Borrower filed bankruptcy under chapter-13 on xx/xx/2019 with the case#-xx. The date of the last filing the bankruptcy is xx/xx/2019. The case was dismissed on xx/xx/2019.

The most likely outcome is liquidation.

Foreclosure Comments:The Foreclosure was initiated. The Judgment entered on dated xx/xx/2019 and referral date was xx/xx/2018. The Complaint was filed on date xx/xx/2018. The Judgment amount is in amount of xx However, the foreclosure was put on hold as the borrower filed bankruptcy on date xx/xx/2019. The Bankruptcy case was dismissed on xx/xx/2019. As per collection comment the foreclosure is active and the Judgment hearing date is scheduled with court for xx/xx/2019.However, Unable to determine further action.
Bankruptcy Comments:The Borrower filed bankruptcy chapter-13 on xx/xx/2019 with the case#-xx. The date of the last filing on the bankruptcy is xx/xx/2019 . The case was dismissed on xx/xx/2019.
Per modifcation dated xx/xx/2016, the new modified principal balance is in the amount of xx , which is also the interest bearing balance. The interest rate is modified to 3.625 % and the borrower P&I payment is $xxx beginning with the due date on xx/xx/2016. The maturity date is xx/xx/2056. This loan was modified twice.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Cash out purxxx(Lvl 2) "A review HUD1 shows the purpose of transaction is a purxxxand borrower got gift funds of $xxxand made an earnest money deposit of $xxx. The difference is $xxxand is not permitted because it exceeds the amount of cash the borrower put into the transaction."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan failed the seller-paid points and fees exception test. This loan is NOT subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction., because no information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaidpoints and fees into account."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing."
* Missing Required Disclosures (Lvl 2)     "List of service Providers document is missing."
* Missing Required State Disclosures (Lvl 2)     "1.The subject property is located in the xx The following state disclosures are missing from the loan file:

2.Agent Preference Disclosure
3.Casualty Insurance Disclosure
4.Manufactured Home Loan  Disclosures"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the review of updated title report dated xx/xx/2019 the subject xx is in the First lien position. The subject xx has been recorded on xx/xx/2007 with the lender as xx as nominee for Pine state xx.
The chain of assignment is complete the current chain of assignment is with xx
No active judgments or liens are found.
2019 Combined annual tax is paid  in the amount of xx
The Payment History dated as of xx/xx/2019 reveals that the borrower is due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxit was applied for the due date xx/xx/2018. The current P&I is $xxxrate of interest is 3%. The current unpaid principal balance is in the amount xx plus the deferred amount of xx. The borrower is 9 months behind his schedule payment.	Collections Comments:According to the collection comments the loan is in active bankruptcy. Foreclosure has been referred to attorney on xx/xx/2018 and complaint has been filed on xx/xx/2018.Fc is on hold due to Active bankruptcy filed by borrower on xx/xx/2018. Borrower filed chapter 13 bankruptcy on xx/xx/2018 with case # xx and the plan has been confirmed on xx/xx/2019. Schedule-D in xxx shows xx as unsecured portion out of the claim amount xx Did not see comments indicating a cram down. The POC has been filed on xx/xx/2019 with the secured claim amount of xx and amount of arrears of $xxxR has been filed on xx/xx/2019, As per the plan borrower sxxpay $xxx $xxxthe amount of xx The Payment History dated as of xx/xx/2019 reveals that the borrower is due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxit was applied for the due date xx/xx/2018. The current P&I is $xxxrate of interest is 3%. The current unpaid principal balance is in the amount xx plus the deferred amount of xx. The borrower is 9 months behind his schedule payment.
Foreclosure Comments:Foreclosure has been referred to attorney on xx/xx/2018 and complaint has been filed on xx/xx/2018.Fc is on hold due to Active bankruptcy filed by borrower on xx/xx/2018.
Bankruptcy Comments:Borrower filed chapter 13 bankruptcy on xx/xx/2018 with case # xx and the plan has been confirmed on xx/xx/2019. Schedule-D in xxx shows xx as unsecured portion out of the claim amount xx Did not see comments indicating a cram down. The POC has been filed on xx/xx/2019 with the secured claim amount of xx and amount of arrears of $xxxR has been filed on xx/xx/2019, As per the plan borrower sxxpay $xxx $xxxthe amount of xx	The loan modification agreement has been made on xx/xx/2013 between xx
The new principal balance amount of the loan  is xx to be paid at the rate of interest of 3% and P&I of $xxx the payment beginning from xx/xx/2013 to xx/xx/2053. xx of the new principal amount is deferred and the interest bearing amount is xx.
Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the seller-paid points and fees exception test.
 This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid points and fees into account. This exception does not appear when a dollar amount, including $xxxicitly provided for "Seller-Paid Points and Fees.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the seller-paid points and fees exception test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial Escrow Disclosure is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The service transfer disclosure is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing in the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xxhe chain of the assignment has been completed. Currently, the xx is with xx which was recorded on xx/xx/2013.
The combined annual taxes for the year of 2019 have been paid in the amount of xx The combined annual taxes for the year of 2018 have been paid in the amount of $xxxdelinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 17 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2018 in the amount of $xxxthe due date of xx/xx/2018. The UPB reflected is in the amount of xx till the due date of xx/xx/2018.	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and the next due date for the payment is xx/xx/2018. The borrower had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2019 and the plan is not confirmed yet. The POC was filed on xx/xx/2019 with the secured claim amount of xx and an arrearage amount of xx. According to the proposed chapter 13 plan filed on xx/xx/2019, the debtor sxxpay $xxx month for the period of 60 months. The date of the last filing the bankruptcy was xx/xx/2019. The comment dated xx/xx/2018 reflects that the foreclosure was initiated and the file was referred to an attorney on xx/xx/2018. According to the comment dated xx/xx/2019, previously, the sale was scheduled on xx/xx/2019. The borrower had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2019. However, the foreclosure was placed on hold.
The review of payment history shows that the borrower has been delinquent for 17 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2018 in the amount of $xxxthe due date of xx/xx/2018. The UPB reflected is in the amount of xx till the due date of xx/xx/2018.
The loan modification agreement was made between the borrower xx on xx/xx/2010. The loan has been modified once since origination.
Foreclosure Comments:The comment dated xx/xx/2018 reflects that the foreclosure was initiated and the file was referred to an attorney on xx/xx/2018. According to the comment dated xx/xx/2019, previously, the sale was scheduled on xx/xx/2019. The borrower had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2019. However, the foreclosure was placed on hold.
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2019 and the plan is not confirmed yet. The POC was filed on xx/xx/2019 with the secured claim amount of xx and an arrearage amount of xx. According to the proposed chapter 13 plan filed on xx/xx/2019, the debtor sxxpay $xxx month for the period of 60 months. The date of the last filing the bankruptcy was xx/xx/2019.	The loan modification agreement was made between the borrower xx and the lender xx on xx/xx/2010. The modified UPB is xx with an interest rate of 2% and a P&I of $xxxrst payment started from xx/xx/2010 with the maturity date of xx/xx/2050. xx of the new principal balance is deferred. There is a provision for a balloon payment and it has 5 modification steps. The loan has been modified once since origination.	Affiliated Business Disclosure Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the late fees test.
This loan failed the seller-paid points and fees exception test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lenders license type in the state where the property is located."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing from the loan file.
Amortization Schedule Disclosure
Credit Property Insurance Disclosure
Fee Agreement
Priority of Security Instrument Disclosure
Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form is missing from the loan file."
								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by the borrower."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx.” and borrower “xx” in amount of xx which was recorded on xx/xx/2005 Instrument/xx/Pk xx
The chain of assignment is incomplete. Currently assignment is with xx The last assignment should be with xx
1. There is civil judgment against the borrower in the favor of ‘xx of Reverside Department of child support services’.
2. There is civil judgment against the borrower in the favor of ‘xx of Imperial Department of child support services’.
3. There is civil judgment against the borrower in the favor of ‘xx of xx Department of child support services’.
No prior delinquent taxes have been found.
The xx taxes for 2019- 2020 are due in amount of $xxx	The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 10 months. The last payment was received in the amount of $xxxit was applied for the due date of xx/xx/2018. The current P&I is $xxxinterest rate is 3.125%. The current unpaid principal balance is in the amount of xx.9 with deferred amount is xx.	Collections Comments:Comments:
1.CommentHistory_xx
2.CommentHistory_xx
3.CommentHistory_Pool1_xx
4.xx CommentLogLongConsolidated - POOL
The loan is delinquent for 10 months it seems that borrower’s ability to repay is Poor. As per comment, subject property is occupied by owner. No any damages/repairs have been found.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 10 months. The last payment was received in the amount of $xxxit was applied for the due date of xx/xx/2018. The current P&I is $xxxinterest rate is 3.125%. The current unpaid principal balance is in the amount of xx.9 with deferred amount is xx.
The review of collection comments and loan file states that foreclosure was initiated in 2018. Foreclosure file was referred to attorney on xx/xx/2018. The foreclosure complaint/lis pendens was filed on xx/xx/2019. Trutees sale was scheduled on xx/xx/2019 but it was canceled due to foreclosure file was put on hold for BK case. Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2019. BK case was dismissed on xx/xx/2019. The latest comment dated xx/xx/2019 shows that user changed sale date xx/xx/2019 to completed from incomplete. However, last payment was received on 0xx/xx/2019. The comment dated xx/xx/2019 shows that foreclosure is no longer opened. No further information has been found.

Foreclosure Comments:The review of collection comments and loan file states that foreclosure was initiated in 2018. Foreclosure file was referred to attorney on xx/xx/2018. The foreclosure complaint/lis pendens was filed on xx/xx/2019. Trutees sale was scheduled on xx/xx/2019 but it was canceled due to foreclosure file was put on hold for BK case. Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2019. BK case was dismissed on xx/xx/2019. The latest comment dated xx/xx/2019 shows that user changed sale date xx/xx/2019 to completed from incomplete. However, last payment was received on 0xx/xx/2019. The comment dated xx/xx/2019 shows that foreclosure is no longer opened. No further information has been found.
Bankruptcy Comments:Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2019. Schedule D of xxx dated xx/xx/2019 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as xx. The POC deadline set on xx/xx/2019 and creditor has filed POC on xx/xx/2019 (before deadline) with secured amount is xx and arrearage is xx. The chapter 13 plan was entered on xx/xx/2019, debtor sxxpay $xxxmonth for 60 months, and arrearage is in amount of xx. Plan was not confirmed. BK case was dismissed on xx/xx/2019.	The loan modification agreement was made between xx (Borrower) and xx. (Lender) on xx/xx/2017 with the new modified unpaid principal balance is xx. The interest bearing amount was xx and deferred balance is xx with interest rate 3.712% and the modified P&I was $xxxrst modified payment due date was xx/xx/2017 and the maturity date will be xx/xx/2057.	Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
								* Missing Required State Disclosures (Lvl 2) "The subject property is located in xx State; however, required state disclosures are missing from loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx, with xx as a nominee for xx.
The chain of assignment has not been completed as the xx is currently with xxinstead of the current assignee xx

There is one junior xx recorded on xx/xx/2007 in the amount of xx in favor of xx.
There are 2 active judgments against the borrower in the total amount of xx which were recorded on xx/xx/2014 and xx/xx/2014 in favor of xx
The subject xx is at lower lien position as there are 4 HOA liens on the subject property in favor of The xx in the total amount of xx which was recorded in between xx/xx/2017-xx/xx/2018. The subject property is located in State of MD which is Super Lien State. There is a risk of the property to be getting foreclosed due to above unpaid liens. This can be cured if above unpaid liens will paid in full with unpaid interest and late fees.

The annual combined taxes have been paid in the amount of $xxxrior year delinquent taxes have been found.
Review of latest payment history as of xx/xx/2019 shows that the loan is in delinquency for 13 months. The last payment was received on xx/xx/2019 in the total amount of $xxx interest rate of 3.00% and P&I in the amount of $xxxthe due date of xx/xx/2018. The next due date is xx/xx/2018. The latest payment history reflects the UPB in the amount of xx.	Collections Comments:As per xxx Report debtor “xx” had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The POC was filed by subject creditor on xx/xx/2019 with the secured claim amount of xx and an arrearage in the amount of xx. As per plan dated xx/xx/2019 the debtor sxxpay arrears in the amount of xx. The xx was filed by subject creditor on xx/xx/2019. The loan is in active bankruptcy.

As per available documents and servicing comments foreclosure proceedings were initiated on property. As per document located at “xx” the file was referred to attorney on xx/xx/2018 and complaint was filed on xx/xx/2018 with case# xx. The document located at “xx” shows that sale was scheduled on xx/xx/2019 with maximum bid amount of xx. However, the sale was canceled and the file was put on hold due to bankruptcy filed by debtor on xx/xx/2019 with case#xx under ch#13. The xxx was filed by subject creditor on xx/xx/2019 but still xxx was not granted. The loan is in active bankruptcy. No further comments have been found regarding foreclosure proceedings.

The loan is in delinquency for 13 months. The last payment was received on xx/xx/2019 in the total amount of $xxx interest rate of 3.00% and P&I in the amount of $xxxthe due date of xx/xx/2018. The next due date is xx/xx/2018. The latest payment history reflects the UPB in the amount of xx.
The loan has been modified twice since origination. The Loan Modification agreement was made on an effective date of xx/xx/2017 between “xx” (borrower) and “xx.” (Lender). According to the mod the new principal balance is xx with a fixed amortization and new interest rate is 3.00%. The borrower had given promise to pay P&I in the amount of $xxxh had begun from xx/xx/2017 and ends with the maturity date of xx/xx/2057. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. Hence the UPB that has been amortized as an interest bearing amount xx.

The review of the updated title report dated xx/xx/2019 shows that the subject xx is at lower lien position as there are 4 HOA liens on the subject property in favor of The Village of xx in the total amount of xx which was recorded in between xx/xx/2017-xx/xx/2018. The subject property is located in State of xx which is Super Lien State. There is a risk of the property to be getting foreclosed due to above unpaid liens. This can be cured if above unpaid liens will paid in full with unpaid interest and late fees.

The property is owner occupied and no visible damages were reported.
Foreclosure Comments:As per available documents and servicing comments foreclosure proceedings were initiated on property. As per document located at “xx” the file was referred to attorney on xx/xx/2018 and complaint was filed on xx/xx/2018 with case# xx. The document located at “xx” shows that sale was scheduled on xx/xx/2019 with maximum bid amount of xx. However, the sale was canceled and the file was put on hold due to bankruptcy filed by debtor on xx/xx/2019 with case#xx under ch#13. The xx was filed by subject creditor on xx/xx/2019 but still xx was not granted. The loan is in active bankruptcy. No further comments have been found regarding foreclosure proceedings.
Bankruptcy Comments:As per xxx Report debtor “xx” had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The POC was filed by subject creditor on xx/xx/2019 with the secured claim amount of xx and an arrearage in the amount of xx. As per plan dated xx/xx/2019 the debtor sxxpay arrears in the amount of xx. The xx was filed by subject creditor on xx/xx/2019. The loan is in active bankruptcy.	The loan has been modified twice since origination. The Loan Modification agreement was made on an effective date of xx/xx/2017 between “xx” (Lender). According to the mod the new principal balance is xx with a fixed amortization and new interest rate is 3.00%. The borrower had given promise to pay P&I in the amount of $xxxh had begun from xx/xx/2017 and ends with the maturity date of xx/xx/2057. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. Hence the UPB that has been amortized as an interest bearing amount xx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with the estimated HUD-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* LTV or CLTV exceeds xx (Lvl 2)     "Appraisal report is missing from the loan file. Hence appraisal value updated from tape data that is xx and loan amount is xx hence LTV exceeds xx
* Missing Appraisal (Lvl 2)     "An Appraisal Report at origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MD State and the required disclosures are missing from the loan file.

Affidavit of Consideration
Affidavit of Disbursement
First Time Buyers Affidavit
Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
Balloon Payment
No Escrow Account
Mandatory Binding Arbitration Disclosures
Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Updated title report: As of xx/xx/2019 shows subject xx was originated on xx.xx with xx Chain of assignment is complete as current assignee is xx. Property appears combined 1st installment of annual property tax for 2018 has been paid on xx/xx/2019 for the amount of $xxxnd on xx/xx/2019 for the amount of $xxx	The Payment History dated as of xx/xx/2019 reveals that the borrower has been the delinquent from xx/xx/2015 to till date. The delinquency has been done for 28 months. The last payment was received on xx/xx/2015 in the amount of $xxxit was applied for the due date xx/xx/2017. The current P&I is $xxxrate of interest is 4.125%. The current unpaid principal balance is in the amount of xx	Collections Comments:The loan is currently in active bankruptcy and the next due for the payment is xx/xx/2017. The last payment was received on xx/xx/2015 in the amount of $xxxh was applied to xx/xx/2015. The current UPB is reflected in the amount of xx. The borrower has been making payments as per loan modification agreement dated xx/xx/2013. The reason for default is unable to be determined from available comments. The loan has been modified once since origination on xx/xx/2007 between the borrower xx and the Lender xx. The new principal balance per modification is in the amount of xxto be paid at the rate of 6.125% with P&I of $xxxinning from xx/xx/2013 to the stated maturity date xx/xx/2055. Further action is awaited.

Update:
As per comment dated xx/xx/2023, the subject property has wind/hail damage; the borrower stated the cost of the claim is over xx; the first check was for around xx As per comment dated xx/xx/2024, the borrower received checks for the total amount of xx
As per comment dated xx/xx/2024, the foreclosure approved hold extension; the new scheduled end of FC hold is xx/xx/2024.
As per comment dated xx/xx/2024, the bankruptcy case #xx was discharged on xx/xx/2024; the case was closed on xx/xx/2024.
Foreclosure Comments:Foreclosure Notice of Intent was sent to borrower xx/xx/2016 and xx/xx/2016.Judgment for foreclosure and sale was entered xx/xx/2018 for a total of xx FC case number is xx. Foreclosure complaint was filed xx/xx/2014 from xx. Foreclosure sale date was for xx/xx/2019 however it was on hold because Bankruptcy was filed xx/xx/2019.
Bankruptcy Comments:Borrower had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. POC was filed on xx/xx/2019, in the secured claim amount xx and an arrearage in the amount of xx. Schedule D in xxx dated xx/xx/2019 shows amount of claim. However, unsecured portion remained as $xxxing to the order confirmed chapter 13 plan dated on xx/xx/2019, the debtor sxxpay to trustee till the amount is paid in full. The subject xx sxxpay directly to creditor and xx arrearage sxxpay to trustee	Loan modification agreement was made betweenxx (borrower) and xx on xx/xx/2015. As per agreement new principal balance is xx is a deferred balance of xx therefore the new balance is xx Borrower will pay xx monthly at interest rate of 4.125%, beginning xx/xx/2015 until maturity date xx/xx/2055 This loan has been modified twice since origination	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is Moderate due to TILA fail. Initial TIL Disclosure Date Test: FAIL"
								* ComplianceEase TILA Test Failed (Lvl 2) "ComplianceEase TILA Test Failed due to Initial TIL Disclosure Date Test: FAIL"		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx which was recorded on xx/xx/2007 Instrument/xx/Pk xx

The chain of assignment is incomplete. Currently assignment is with xx
1. There is a junior xx against the borrower in amount of xx which was recorded on xx/xx/2007 in the favor of ‘xx’.
2. There is junior civil judgment against the borrower found open in the amount of $xxx was recorded on xx/xx/2018.
3. There is junior civil judgment against the borrower found open in the amount of $xxx was recorded on xx/xx/2019.
The combined taxes for 2018 are due in amount of xx
Review of updated payment history dated xx/xx/2019 shows that the loan is performing and borrower is making his monthly payments. The last payment was received on xx/xx/2019 in the amount of xx with interest rate of 4.375% for the due date of xx/xx/2019. The next due date is xx/xx/2019. The payment history reflects current unpaid principal balance is in the amount of xx.	Collections Comments:Comments:
1.CommentHistory_xx
2.CommentHistory_xx
3.CommentHistory_xx
4.xx CommentLogLongConsolidated - POOL 1
The comment dated xx/xx/2019 shows that forbearance plan was completed. Property inspection was completed on xx/xx/2019. As per comment, subject property is occupied by owner and no visible damages/repairs have been found. Trial mod was offered to the borrower and modified plan was started from xx/xx/2019. The last payment was made as per modified terms.
Review of updated payment history dated xx/xx/2019 shows that the loan is performing and borrower is making his monthly payments. The last payment was received on xx/xx/2019 in the amount of $xxx interest rate of 4.375% for the due date of xx/xx/2019. The next due date is xx/xx/2019. The payment history reflects current unpaid principal balance is in the amount of xx.
Review of collection comment and loan files states that foreclosure was initiated in 2018. The foreclosure file was referred to Attorney on xx/xx/2018. According to servicing comment dated xx/xx/2019, foreclosure process was put on hold due to loss mitigation. Currently loan is in modified plan. No more evidences are available regarding further foreclosure proceedings.

Foreclosure Comments:Review of collection comment and loan files states that foreclosure was initiated in 2018. The foreclosure file was referred to Attorney on xx/xx/2018. According to servicing comment dated xx/xx/2019, foreclosure process was put on hold due to loss mitigation. Currently loan is in modified plan. No more evidences are available regarding further foreclosure proceedings.
Bankruptcy Comments:Borrower has filed bankruptcy under Chapter 7, case # xx on xx/xx/2011. Schedule-D in xxx shows xx as unsecured portion out of claim amount xx No document or servicing comments have been found that indicates property had a cram down. The case was discharged on xx/xx/2012 which was terminated on xx/xx/2012.	This loan modification was done on xx/xx/2019 between the xx (Borrower) & xx (Lender). The amortization type is fixed and new unpaid Principal balance is xx and lender defer in the amount of xx which was paid on maturity date. As per modification agreement interest bearing amount is xx and modification original rate is 4.375 % and Monthly P&I is $xxxdification payment start date is xx/xx/2019 and new maturity date is xx/xx/2059.
Loan Program Info Disclosure Missing Required State Disclosures	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is available in the loan file. However, it is not signed / executed by the borrower."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State; however, required state disclosures are missing from loan file.
Impound Account Disclosure
Cosigner Notice
Private xx Insurance Disclosure
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Settlement date is different from note date (Lvl 2) "According to note loan was originated on xx.xxowever, final HUD-1 show settlement date as xx/xx/2007 which is different origination date."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx. The chain of assignment has been completed as the xx is currently with the current assignee “xx.
No active judgments/liens have been found against the borrower/subject property.
The annual combined taxes of 2018/2019 have been paid in the amount of $xxx prior year delinquent taxes have been found.

There is issue with the recording instrument as the purxxxdeed and xx document were recorded in out-of-order. The property was transferred from xx xx fka xx a xx to the subject borrower’s xx through a purxxxdeed made on xx/xx/2007 and it was recorded on xx/xx/2007 (under xx BK/Pg#xx); however, the xx was originated on xx. To solve/cure this issue xx document needs to be re-recorded in xx to make it in proper sequence. The updated title report dated xx/xx/2019 reflects the current ownership in the name of borrowers.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 16 months. The last payment was received on xx/xx/2019 in the amount of $xxx97 and it was applied for the due date of xx/xx/2018. The current P&I is $xxx and interest rate is 4.75%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 16 months. The last payment was received on xx/xx/2019 in the amount of $xxx97 and it was applied for the due date of xx/xx/2018.
According to the xxx,  the debtor “xx” had filed bankruptcy under chapter 13 on xx/xx/2019 with case#xx. POC was filed by xx on xx/xx/2019, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2019. Amended plan was filed on xx/xx/2019, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid directly to creditor. Plan has not been confirmed till date xx/xx/2019.
Previously, bankruptcy was filed on xx/xx/2014 & it was closed on xx/xx/2019.
No foreclosure proceedings have been found in the recent 24 months.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx,  the debtor “xx” had filed bankruptcy under chapter 13 on xx/xx/2019 with case#xx. POC was filed by xx, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2019. Amended plan was filed on xx/xx/2019, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid directly to creditor. Plan has not been confirmed till date xx/xx/2019.
Previously, bankruptcy was filed on xx/xx/2014 & it was closed on xx/xx/2019.	The loan has been modified once since origination. The loan was modified with an effective date of xx/xx/2011 and according to the mod the new principal balance is xx with a step amortization and the rate started from 2.00%. The borrower had given promise to pay P&I in the amount of $xxx which had begun from xx/xx/2011 and ends with the maturity date of xx/xx/2049. The rate changes in 4 steps ending at 4.750%.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State and the required disclosure "xx" is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019, shows that the subject xx was originated on xx.xxThe chain of the assignment has not been completed. The last assignment is with xx.  It should be with xx
There are no active liens or judgments.

Annual xx taxes for the year 2018 are paid in the amount of xx
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2019, the borrower is delinquent for 10 months. The payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx	Collections Comments:As per the servicing comments, the loan is collections. The borrower is delinquent for 10 months. The payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.

The reason for default is unemployment of borrower.

The foreclosure was initiated. The file was referred to an attorney on xx/xx/2019 and the complaint was filed on xx/xx/2019. However, the foreclosure was put on hold as the borrower filed the bankruptcy case#xx on xx/xx/2019.
xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2019. The debtor had filed the amended chapter 13 plan on xx/xx/2019 which was confirmed on xx/xx/2019. According to the plan, the debtor sxxpay to the trustee $xxx60 months. The creditor had filed the POC on xx/xx/2019 with the secured claim amount of xx and arrearage of xx. The schedule D of xxx shows the amount of claim as xx and the collateral value as xx. Hence, the unsecured portion is xx.
No detail has been found regarding current condition and the ownership of the subject property.

Update:
As per comment dated xx/xx/2022, the borrower income was impacted by COVID-19.
As per comment dated xx/xx/2023, the foreclosure has been cancelled and this loan has been brought current through a modification agreement.
As per comment dated xx/xx/2023, the loan has been modified. The new modified UPB is xx. The borrower promises to pay the P&I in the amount of $xxx an interest rate of 4.50% beginning from xx/xx/2023 until the maturity date of xx/xx/2057. The capitalized amount is xx.
As per comment dated xx/xx/2024, the subject property roof started leaking and the water heater went out; it needs to be fixed; no estimated cost is available in the CC.
As per comment dated xx/xx/2023, the bankruptcy case #xx was dismissed on xx/xx/2023.
Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2019 and the complaint was filed on xx/xx/2019. However, the foreclosure was put on hold as the borrower filed the bankruptcy case#xx on xx/xx/2019.
Bankruptcy Comments:xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2019. The debtor had filed the amended chapter 13 plan on xx/xx/2019 which was confirmed on xx/xx/2019. According to the plan, the debtor sxxpay to the trustee $xxx60 months. The creditor had filed the POC on xx/xx/2019 with the secured claim amount of xx and arrearage of xx. The schedule D of xxx shows the amount of claim as xx and the collateral value as xx. Hence, the unsecured portion is xx.	There are three MODs in the file.Latest MOD is dated xx/xx/2016 and reflects UPB of xx There is a deferred amount of xx therefore the new balance is xx Borrower will pay 318.35 @2% beginning xx/xx/2016 and maturing xx/xx/2056. In addition the borrower will pay 442.65 for deposit into escrow account	Affiliated Business Disclosure xx Insurance Notice of Servicing Transfer	2: Acceptable with Warnings	* Cash out purxxx(Lvl 2) "Loan is purxxxand final HUD-1 shows cash to amount xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "PASS
This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxicitly provided for
"Seller-Paid Points and Fees.""
* DTI > xx (Lvl 2)     "As per 1003, the total monthly income is in the amount of $xxxthe total monthly expenses are in the amount of $xxx the DTI is exceeding xx DTI limit."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan was originated on xx.xxhe final application shows xx Insurance in the amount of $xxxller’s tape data shows MI is required. However, MI Certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.xxhe last assignment was done xx as nominee for xx which was recorded on xx/xx/2015. However, the last assignment should be with xx. There are no active liens and judgment against the borrower. The combined annual taxes for the year 2018 have been paid in the amount of $xxxrior year delinquent taxes have been found.	According to the payment history as of xx/xx/2019, the borrower is delinquent for 6 months and the next due date is xx/xx/2019. As per the payment history located at “xx”, the last payment was made on xx/xx/2019 in the amount of $xxxh was applied for the due date of xx/xx/2019; however, unable to determine the source of payment. The borrower had made 5 payments on xx/xx/2019 (on same day) in the principal balance of $xxxB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is active in bankruptcy. According to the payment history as of xx/xx/2019, the borrower is delinquent for 6 months and the next due date is xx/xx/2019. As per the payment history located at “xx”, the last payment was made on xx/xx/2019 in the amount of $xxxh was applied for the due date of xx/xx/2019; however, unable to determine the source of payment. The borrower had made 5 payments on xx/xx/2019 (on same day) in the principal balance of $xxxB reflected as per the payment history is in the amount of xx. There are no foreclosure proceedings. xx (borrower/debtor) had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2019. The plan was confirmed on xx/xx/2019. The deadline to file POC was xx/xx/2019. The creditor xx had filed POC on xx/xx/2019 with a secured claim amount of xx and arrears of $xxx the chapter 13 plan (Doc#21) which was filed on xx/xx/2019, the debtor sxxpay the amount of $xxxthly for 3 months and $xxxmonth for 57 months. The bankruptcy case is still active. Unable to determine the current condition and occupancy of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx (borrower/debtor) had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2019. The plan was confirmed on xx/xx/2019. The deadline to file POC was xx/xx/2019. The creditor xx had filed POC on xx/xx/2019 with a secured claim amount of xx and arrears of xx As per the chapter 13 plan (Doc#21) which was filed on xx/xx/2019, the debtor sxxpay the amount of $xxxthly for 3 months and $xxxmonth for 57 months. The bankruptcy case is still active.	Modification dated xx/xx/2017 reflects an UPB of xx.
The deferred amount is xx. The interest bearing balance is xx.
The modified rate is 4.125%
The first modified payment is due on xx/xx/2017 in the P&I amount of $xxxturity date is extended to xx/xx/2057.
There have been 3 modifications, 2010, 2015 and 2017.
xx Insurance	3: Curable	* xx or xx missing and required (Lvl 3) "The loan was originated on xx.xxhe final application shows xx Insurance in the amount of $xxxller’s tape data shows xx is required. However, xx Certificate is missing from the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxicitly provided for
"Seller-Paid Points and Fees.""
								* LTV or CLTV exceeds xx (Lvl 2) "Appraisal report shows sales price is xx and appraisal value is xx0. Loan amount is xx. LTV/CLTV exceeds xx		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xxhe chain of the assignment has been completed. Currently, the xx is with xx which was recorded on xx/xx/2014.
No active judgment or liens have been found.
The annual combined taxes of 2018 have been paid in the amount of $xxxannual combined taxes of 2019 are due in the amount of $xxxelinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 14 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxthe due date of xx/xx/2018. The UPB reflected is in the amount of xx till the due date of xx/xx/2018.

Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and the next due date for the payment is xx/xx/2018. The borrower had filed bankruptcy under chapter-13 with case#xx on xx/xx/2016 and the plan was confirmed on xx/xx/2017. The POC was filed on xx/xx/2016 with the secured claim amount of xx and an arrearage in the amount of $xxxing to the amended chapter 13 plan filed on xx/xx/2017, the debtor sxxpay $xxx month for 60 months. The date of the last filing the bankruptcy was xx/xx/2019. The review of payment history shows that the borrower has been delinquent for 14 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxthe due date of xx/xx/2018. The UPB reflected is in the amount of xx till the due date of xx/xx/2018. The loan modification agreement was made between the borrower xx on xx/xx/2016. The loan has been modified once since origination. The comment dated xx/xx/2019 reveals that the subject property is owner-occupied. No damage and repairs have been found. No information pertaining to foreclosure has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter-13 with case#xx on xx/xx/2016 and the plan was confirmed on xx/xx/2017. The POC was filed on xx/xx/2016 with the secured claim amount of xx and an arrearage in the amount of $xxxing to the amended chapter 13 plan filed on xx/xx/2017, the debtor sxxpay $xxx month for 60 months. The date of the last filing the bankruptcy was xx/xx/2019.

The loan modification agreement was made between the borrowerxx on xx/xx/2016. The modified UPB is xx with an interest rate of 4.25% and a P&I of $xxxrst payment started from xx/xx/2016 with the maturity date of xx/xx/2056. There is no provision for the balloon payment and it does not have modification steps. The loan has been modified once since origination.	Initial Escrow Acct Disclosure Missing Required State Disclosures xx Insurance	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxicitly provided for
"Seller-Paid Points and Fees"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the seller-paid points and fees exception test.
This loan failed the seller-paid points and fees exception test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow acct disclosure is missing from the loan file."
* xx missing and required (Lvl 2)     xx certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider’s disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of xx The following state disclosures are missing from the loan file.
Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
								Disclosure of Additional Fees"		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019, shows that the subject xx was originated on xx.00, with xx of xx
The chain of assignment has been completed. The last assignment is from xx of xx. to xx
There are two HOA lien active in the favor of xx at xx in the total amount of $xxxere is civil judgment in the favor of  xx. in the amount of xx
1st installment combined tax of 2019 has been paid in the amount of $xxxd installment combined tax of 2019 are due in the amount of $xxx	According to the payment history as of xx/xx/2019, the borrower is delinquent from 13 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx07. The UPB reflected as per the payment history is in the amount of xx.
Collections Comments:The loan is currently in Collection. The borrower is delinquent from 13 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The UPB reflected as per the payment history is in the amount of xx.
The reason for default was unable to determine. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No comments have been found regarding damage. The latest xxx Report is unavailable.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2018 and the complaint was filed on xx/xx/2018. The re projected sale date was xx/xx/2019. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2018. No further details have been found.

Bankruptcy Comments:According to the xxx, the borrower xx had filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is $xxx09. The case was dismissed on xx/xx/2019.	This modification agreement was made between Lender xx. and Borrower xx on xx/xx/2016. As per the modified term, the new principal balance is xx. The borrower promises to pay $xxx monthly with a modified interest rate of 3.750 % beginning from xx/xx/2016 with a maturity date of xx/xx/2056.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for "Seller-Paid Points and Fees.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
xx Application Disclosure
2.Choice of Settlement Agent Disclosure
3.Disclosure of Charges for Appraisal or Valuation
4.Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx which was recorded on xx/xx/2008. The last assignment was done from xx which was recorded on xx/xx/2019. However, the last assignment should be with xx. There are three active junior civil judgments against the borrower xx in the favor of xx for the amount of $xxxxxxch was recorded on xx/xx/2015 and xx/xx/2016. The combined annual taxes for the year 2019 have been paid in the amount of $xxxrior year delinquent taxes have been found.	According to the payment history as of xx/xx/2019, the borrower is delinquent for 15 months and the next due date is xx/xx/2018. As per the payment history (xx), the last payment was made on xx/xx/2019 in the amount of $xxxh was applied for the due date of xx/xx/2018. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is active in foreclosure. According to the payment history as of xx/xx/2019, the borrower is delinquent for 15 months and the next due date is xx/xx/2018. As per the payment history (xx), the last payment was made on xx/xx/2019 in the amount of $xxxh was applied for the due date of xx/xx/2018. The UPB reflected as per the payment history is in the amount of xx. The loan has been modified twice since origination. The first modification was made in 2009. The second modification (xx) was made on xx/xx/2014. As per the Lis pendens attached with the updated title at xx the foreclosure complaint was filed on behalf of xx on xx/xx/2018 with the case#xx. The motion for final judgment was filed on xx/xx/2018. As per the document located at “xx”, the foreclosure judgment was entered on xx/xx/2018 with the judgment amount of xx. The document located at “xx”, shows the foreclosure sale has been scheduled on xx/xx/2019; however, the sale has been postpond as thexx (borrower/debtor) had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. The deadline to file POC was xx/xx/2019. The creditor xx had filed POC on xx/xx/2019 with a secured claim amount of xx and arrears of xx. As per the chapter 13 plan (Doc#32), the debtor sxxpay the amount of $xxxhly for 60 months. However, the case was dismissed on xx/xx/2019 as the debtor fails to make plan payments. As per the collection comment dated xx/xx/2019 located at “xx”, the foreclosure sale has been scheuled on xx/xx/2019. Unable to determine the further proceedings as we have collection comments till xx/xx/2019. Unable to determine the current condition and occupancy of the subject property.

Update:
No issue was found in the available collection comments.
Foreclosure Comments:As per the Lis pendens attached with the updated title at xx the foreclosure complaint was filed on behalf of xx on xx/xx/2018 with the case#xx. The motion for final judgment was filed on xx/xx/2018. As per the document located at “xx”, the foreclosure judgment was entered on xx/xx/2018 with the judgment amount of xx. The document located at “xx”, shows the foreclosure sale has been scheduled on xx/xx/2019; however, the sale has been postpond as the xx (borrower/debtor) had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. However, the case was dismissed on xx/xx/2019 as the debtor fails to make plan payments. As per the collection comment dated xx/xx/2019 located at “xx”, the foreclosure sale has been scheuled on xx/xx/2019. Unable to determine the further proceedings as we have collection comments till xx/xx/2019.
Bankruptcy Comments:xx(borrower/debtor) had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. The case was dismissed on xx/xx/2019.
The deadline to file POC was xx/xx/2019. The creditor xx had filed POC on xx/xx/2019 with a secured claim amount of xx and arrears of xx. As per the chapter 13 plan xx the debtor sxxpay the amount of $xxxhly for 60 months. However, the case was dismissed on xx/xx/2019 as the debtor fails to make plan payments.	The loan has been modified (xx on xx/xx/2014 between the borrower xx. According to the modification, the new principal balance is in the amount ofxx of the new principal balance sxxbe deferred and the interest-bearing in the amount of xx. The borrower promises to pay the amount of $xxx the rate of interest 4.5% from xx/xx/2014. The new maturity date is xx/xx/2054.	Initial Escrow Acct Disclosure	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxicitly provided for
"Seller-Paid Points and Fees"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the xx Banker or Correspondent xx Banker License prohibited fees test.
This loan failed the seller-paid points and fees exception test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the xx Banker or Correspondent xx Banker License prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a xx broker sxxhave the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee.
Prohibited Fees Test: FAIL Loan Data $xxxparison Data $xxxiance +$xxxInitial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from the loan file."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Pass	No Result	Pass	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 states that the subject xx was originated on xx.00 which is in the favor of xx as nominee for , xx. The chain of the assignment has not been completed and the assignment is with xx
xx; however, it should be with the xx
There is credit card judgment against the borrower recorded on xx/xx/2019 in the amount of $xxxch is in the favor of xx
There is an active civil judgment against the borrower recorded on xx/xx/2019 in the amount of $xxxch is in the favor of 1st xx
The combined annual taxes of 2018 have been paid in the amount of $xxx prior year delinquent taxes have been fouund.

The review of payment history as of xx/xx/2019 shows that the borrower is delinquent for 12 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied to xx/xx/2018. The UPB in the payment history is reflected in the amount of xx. The current P&I is $xxx and the current PITI is $xxx.	Collections Comments:The collection comments review states that the loan is in collection. The review of payment history as of xx/xx/2019 shows that the borrower is delinquent for 12 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied to xx/xx/2018. The UPB in the payment history is reflected in the amount of xx. The current P&I is $xxx and the current PITI is $xxx.
The loan has been modified twice since origination.
No foreclosure activity has been found.
No bankruptcy records have been found.
As per comments dated xx/xx/2019, the property has been owner occupied and the property condition is unable to be determined. However, no damages or estimated repairs have been found.
As per comments dated xx/xx/2019, the reason for default is Excessive Obligation and  the family medical issues been going on and been out of work since Feb 2019.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made on xx/xx/2016 between the lender and the borrower. As per modified terms the borrower promises to pay the modified principal balance of xx with the interest rate of 3.625% and the P&I of $xxx. The payments were started from xx/xx/2017 and the new maturity date will be xx/xx/2056. This modification does not contain balloon provision.
As per document located at "xx" the loan was also modified in 2013.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Loam application is missing from the loan files."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "Required disclosures are missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of xx. The following state disclosures are missing from the loan file:
1.Agent Preference Disclosure
2.Casualty Insurance Disclosure
3.Manufactured Home Loan  Disclosures"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan files."
								* TIL not hand dated (Lvl 2) "The final TIL document is not hand dated by borrower."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, with xx as nominee for xx which was recorded on xx/xx/2003 with Instrument# and Instr |Book/Page# xx

The chain of assignment is not completed. The assignment is from xx. The last assignment should be xx

There is one junior xx against the subject property in the favor xx for the amount of xx  which was recorded on xx/xx/2006.
There is a Credit card judgment against the borrower xx for the amount of $xxxch was recorded on xx/xx/2016.

Annual combined taxes for the year 2019 have been paid in the amount of $xxx prior delinquent taxes have been found.
As per the review of the payment history as of xx/xx/2019, the borrower has been delinquent for 14 months and the next payment is due for xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx with the interest rate of 2.000 % which was applied for xx/xx/2018. According to the payment history the current UPB is xx.	Collections Comments:The review of the collection comment as of xx/xx/2019. The loan is currently in collections. the borrower has been delinquent for 14 months and the next payment is due for xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx with the interest rate of 2.000 % which was applied for xx/xx/2018. According to the payment history, the current UPB is xx.
This step loan modification agreement was signed between the borrower xx on xx/xx/2014. The new principal balance is xx with interest rate 2.000 % which steps up in 4 steps ending at 4.375%.
The complaint was filed on xx/xx/2017. According to the collection comment dated xx/xx/2019, the foreclosure was put on hold due to the active loss mitigation.
As per the xxx report, the borrower xx had filed bankruptcy under chapter 13 with case# xx on xx/xx/2017. The plan was confirmed on xx/xx/2017. The debtor was dismissed on xx/xx/2019 and the case was terminated on xx/xx/2019.
As per collection comment dated xx/xx/2019, the reason for default is the curtailment of Income.The borrower intends to keep the property.
The subject property is owner-occupied. No damage or repairs are found.

Foreclosure Comments:The foreclosure document located “xx”, the foreclosure was initiated in 2017. The file was referred to an attorney on xx/xx/2017. The complaint was filed on xx/xx/2017. According to the collection comment dated xx/xx/2019, the foreclosure was put on hold due to the active loss mitigation.
Bankruptcy Comments:As per the xxx report, the borrower Kagler, Della had filed bankruptcy under chapter 13 with case# xx on xx/xx/2017. The plan was confirmed on xx/xx/2017.
The POC was filed on xx/xx/2017 with its amount of claim  xx  and the arrearage amount is $xxxhe Amended POC was filed by xx on xx/xx/2018 with its amount of claim  xx and the arrearage amount is xx The debtor was dismissed on xx/xx/2019 and the case was terminated on xx/xx/2019.
This step loan modification agreement was signed between the borrower xx on xx/xx/2014. The new principal balance is xx with interest rate 2.000 % which steps up in 4 steps ending at 4.375%. The borrower promises to pay the monthly P&I of $xxx, beginning from xx/xx/2014 with a maturity date of xx/xx/2037.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following disclosures are missing from the loan file.
1.Authorization Fees, Charges and Expenses for Federally Related xx Loans
2.Anti-Tying Disclosure
3.Financial Institution Choice of Insurance Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 states that the subject xx was originated on xx.00 with the “xx as nominee for xx.” which was recorded on xx/xx/2005.
As per updated title report the property is currently vested in the name of ‘xx’ through Warranty deed and was recorded on xx/xx/2005.
The chain of assignment is complete. Currently, the xx is with “xx” which was recorded on xx/xx/2013. There are gaps between assignment from ‘xx’ to ‘xx xx, xx.’ and xx, as Successor by Merger to xx
No active judgments or liens have been found.
The combined annual taxes have been paid on xx/xx/2018 in the amount of $xxxo delinquent taxes have been found for the prior year.
The Payment History dated xx/xx/2019 reveals that the borrower has been the delinquent from xx/xx/2018 to till date. The delinquency has been done for more than 13 months. The last payment was received on xx/xx/2018 in the amount of $xxx with interest rate of 4.625 % which was applied for the due date of xx/xx/2018. The payment history reflects current unpaid principal balance is in the amount of xx.	Collections Comments:The Payment History dated xx/xx/2019 reveals that the borrower has been the delinquent from xx/xx/2018 to till date. The delinquency has been done for more than 13 months. The last payment was received on xx/xx/2018 in the amount of $xxx with interest rate of 4.625 % which was applied for the due date of xx/xx/2018. The payment history reflects current unpaid principal balance is in the amount of xx.
As per comment dated xx/xx/2019 property inspection was completed. No any damages/repairs have been found. The latest xxx Report is not available to verify the current condition of home. Loan is in delinquent for 13 months it seems that borrower’s ability to repay is Poor.
Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2018. Schedule D of xxx dated xx/xx/2018 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as $xxxPOC deadline set on xx/xx/2019 and creditor has filed POC on xx/xx/2019 (before deadline) with secured amount is xx and arrearage is $xxx39. The chapter 13 plan was entered on xx/xx/2018 debtor sxxpay the $xxx bi-weekly for 60 months and arrearage is in amount of xx Plan was confirmed xx/xx/2019. BK case was dismissed on xx/xx/2019. No further information has been found regarding BK.
No evidences have been found regarding foreclosure filing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2018. Schedule D of xxx dated xx/xx/2018 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as $xxxPOC deadline set on xx/xx/2019 and creditor has filed POC on xx/xx/2019 (before deadline) with secured amount is xx and arrearage is $xxx39. The chapter 13 plan was entered on xx/xx/2018 debtor sxxpay the $xxx bi-weekly for 60 months and arrearage is in amount of $xxx00. Plan was confirmed xx/xx/2019. BK case was dismissed on xx/xx/2019. No further information has been found regarding BK. Case was dismissed for failure to make plan payments on xx/xx/2019	The loan modification agreement was made between xx (Borrower) and xx. (Lender) on xx/xx/2017 with the new modified unpaid principal balance is xx. The interest bearing amount was xx with interest rate 4.625% and the modified P&I was $xxx. The first modified payment due date was xx/xx/2017 and the maturity date will be xx/xx/2057.	Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Compliance Ease Exception Test Failed.
This loan failed the seller-paid points and fees exception test. This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for "Seller-Paid Points and Fees.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is "Moderate"
1. GSE (xx) Seller Paid Points and Fees Exception Test: Failed.
2. GSE (xx public guidelines) Seller Paid Points and Fees Exception Test: Failed."
* DTI > 60% (Lvl 2)     "As per loan application the total income of borrower is in the amount of $xxx00 and total debt for DTI was in the amount of $xxx77. The DTI is 60.469%."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following disclosures are missing in the loan file.
1) Placement of Insurance Disclosure.
2) Availability of Title Insurance
3) xx Consent to Disclosure of Insurance Information
4) Choice of Agent/insurer
5) Insurance Solicitation/Post Commitment"
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Moderate	Not Covered	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, in favor of  xx recorded in Instrument# | Book/Page# xx

The chain of assignment has not been completed. The missing assignments are with xx recorded on xx/xx/2019 with Instrument# xx

There is credit card judgment against the borrower in the favor of xx for the amount of $xxxich was recorded on xx/xx/2012
 Annual xx taxes for the year 2019 have been paid in the amount of $xxx.66.
No prior year delinquent taxes have been found.

As per the review of payment history as of xx/xx/2019, the borrower is delinquent with loan for 8 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for due date xx/xx/2019. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 3.875%.The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. The borrower is delinquent with loan for 8 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for due date xx/xx/2019. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 3.875%.The current UPB reflected as per the payment history is in the amount of xx.

The loan was modified on xx/xx/2016 between the borrower  xx. The new modified principal balance as per modification is in the amount of xx with interest rate of 3.875 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2016. The maturity date as per modification is xx/xx/2056. There is no principal forgiven amount. This loan was modified once.

The borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is xx. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx.
The reason for default is unemployment. The subject property has been occupied by the owner. The borrower's intention is to keep the property.

As per collection comments, the foreclosure was initiated. The file was referred to an attorney on xx/xx/2019.The complaint was filed on xx/xx/2019.The service completed on xx/xx/2019.However; the foreclosure was put on hold due to borrower had filed bankruptcy on xx/xx/2019. No further details have been found.

As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Foreclosure Comments:As per collection comments, the foreclosure was initiated. The file was referred to an attorney on xx/xx/2019.The complaint was filed on xx/xx/2019.The service completed on xx/xx/2019.However; the foreclosure was put on hold due to borrower had filed bankruptcy on xx/xx/2019. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower xx had filed the bankruptcy under Chapter-13 with the case# xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is xx. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. There is no comment indicating a cram down. The date of the last filing bankruptcy was xx/xx/2019.	The loan was modified on xx/xx/2016 between the borrower xxThe new modified principal balance as per modification is in the amount of xx with interest rate of 3.875 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2016. The maturity date as per modification is xx/xx/2056. There is no principal forgiven amount. This loan was modified once.
..
Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Indiana license validation test. (IN HEA 1359, Ind. Code § 24-4.5-1-101, Ind. Code § 24.4.4-1-101)
xx House Enrolled Act 1359 requires the xx to begin regulation of both first and subordinate lien xx lending under the First Lien xx Lending License and Subordinate Lien xx Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.(xx
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is
understated by more than $xxx* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at xx , following state disclosures are missing from the loan files.
1.Hazard Insurance Disclosure
2.Federal Consumer Credit Protection Act Disclosure
3.Insurance Freedom of Choice Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is one water and sewer lien open against the subject property in the amount of $xxxd byxx and recorded xx/xx/2011.
Annual xx taxes for the year of 2019-20 have been paid in the amount of $xxxdelinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2015 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxx87 which was applied to due date of xx/xx/2018 and the next due date is xx/xx/2018. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in active bankruptcy. According to the xxx report, the debtor xx had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2014 and the plan was confirmed on xx/xx/2015. The POC was filed on xx/xx/2014. The POC amount is xx and total arrearage amount is $xxx22.
Review of the payment history available from xx/xx/2015 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxx87 which was applied to due date of xx/xx/2018 and the next due date is xx/xx/2018. Current UPB reflects in the provided payment history is in the amount of xx.
Loan Modification agreement was made between borrower and lender on effective date of xx/xx/2014.
The borrower had given promise to pay the UPB of xx with interest rate of 4.625 % with P&I of $xxx17 with fixed amortized type and it was beginning from first payment date on xx/xx/2014 and ends with the maturity date of xx/xx/2054.

Update:
As per comment dated xx/xx/2021, the loan has been modified; the new modified UPB is xx. The borrower promises to pay the P&I in the amount of $xxx73 with an interest rate of 4.75% beginning from xx/xx/2021 until the maturity date of xx/xx/2051. The capitalized amount is xx.
As per comment dated xx/xx/2024, the bankruptcy chapter 13 was discharged. The case# and further details are not found in the CC.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the debtor xx had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2014 and the plan was confirmed on xx/xx/2015. The POC was filed on xx/xx/2014. The POC amount is xx and total arrearage amount is $xxx22.	Loan Modification agreement was made between borrower and lender on effective date of xx/xx/2014.
The borrower had given promise to pay the UPB of xx with interest rate of 4.625 % with P&I of $xxx17 with fixed amortized type and it was beginning from first payment date on xx/xx/2014 and ends with the maturity date of xx/xx/2054.
Affiliated Business Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase risk indicator is “Moderate” due to TILA Foreclosure Rescission Finance Charge Test and Prepayment Term Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test. The loan has a prepayment term that does not conform to the requirements for the lenders license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data  xx Variance -$xxx
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2019, the subject xx was originated on xx.00 with xx as nominee for xx recorded on xx/xx/2006 with instrument# xx
The chain of xx assignment has been completed. Currently, the xx assignment is with xx recorded on xx/xx/2015.

There are two active state tax liens or warrants against borrower in the combine amount of $xxx59 recorded on xx/xx/2014 and xx/xx/2018 held by xx Department of Revenue - State Tax Execution.
The combined annual taxes have been paid in the amount of $xxx the year of 2018.
The combined annual taxes are due in the amount of $xxx the year of 2019.
The review of payment history as of dated xx/xx/2019 shows that borrower is delinquent for 32 months. The next payment is due on xx/xx/2016. The last P&I payment was received on xx/xx/2019 in the amount of $xxx40 with the interest rate of 4.875% which was applied for the due date of xx/xx/2016. The current unpaid principal balance is in the amount of xx.	Collections Comments:As per servicing collection comments the loan is in Bankruptcy. The review of payment history as of dated xx/xx/2019 shows that borrower is delinquent for 32 months. The next payment is due on xx/xx/2016. The last P&I payment was received on xx/xx/2019 in the amount of $xxx40 with the interest rate of 4.875% which was applied for the due date of xx/xx/2016. The current unpaid principal balance is in the amount of xx. Currently borrower is paying as per notice of payment change located at "xx".

Loan modification agreement was made between xx (Lender) on xx/xx/2008. As per agreement the new principal balance is in the amount of xx. The borrower had promised to pay P&I in the amount of $xxx68 with the interest rate of 8.50% which was started on xx/xx/2008. This is step rate modification. The interest rate was started from 8.50% and will end on rate of 11.50%.  The maturity date of agreement is xx/xx/2036.
xx   (Debtor) and xx   (Joint Debtor) has filed Bankruptcy under chapter-13 on xx/xx/2014 with the case#xx. Schedule D in xxx dated xx/xx/2014 shows amount of claim without deducting value of collateral is xx and value of collateral that support this claim is xx.However, unsecured portion remained as xx.
The POC was filed on xx/xx/2015 with secured claim in the amount of xx and arrears are in the amount of $xxx41. The xxx was filed on xx/xx/2019 and it was granted on xx/xx/2019. The original plan was filed on xx/xx/2014. The modified chapter 13 plan was filed on xx/xx/2015 which was confirmed on xx/xx/2015. As per plan borrower will pay estimated arrearage amount of xx through plan. The date of last filing was xx/xx/2019.

Update:
No issue found in available collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx   (Debtor) and xx   (Joint Debtor) has filed Bankruptcy under chapter-13 on xx/xx/2014 with the case#xx. Schedule D in xxx dated xx/xx/2014 shows amount of claim without deducting value of collateral is xx and value of collateral that support this claim is xx.However, unsecured portion remained as xx.
The POC was filed on xx/xx/2015 with secured claim in the amount of xx and arrears are in the amount of $xxx41. The xx was filed on xx/xx/2019 and it was granted on xx/xx/2019. The original plan was filed on xx/xx/2014. The modified chapter 13 plan was filed on xx/xx/2015 which was confirmed on xx/xx/2015. As per plan borrower will pay estimated arrearage amount of $xxx00 through plan. The date of last filing was xx/xx/2019.
Loan modification agreement was made between xx (Lender) on xx/xx/2008. As per agreement the new principal balance is in the amount of xx. The borrower had promised to pay P&I in the amount of $xxx68 with the interest rate of 8.50% which was started on xx/xx/2008. This is step rate modification. The interest rate was started from 8.50% and will end on rate of 11.50%. The maturity date of agreement is xx/xx/2036.	Affiliated Business Disclosure HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 settlement statement is missing in the loan file."	* Missing Required Disclosures (Lvl 2) "List of service providers is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following disclosures are missing in the loan file.
1)Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2)Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing in the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows subject xx was originated on xx.xx with xx as nominee for xx, and it was recorded on xx/xx/2006.
No assignment has been found. The current assignment is with the lender xx as nominee for xx; however, the missing assignment is to xx
No active judgments or liens have been found.
xx taxes for the year of 2019-2020 have been paid off in the amount of $xxx/xx/2019.
The second xx taxes for the year of 2019-2020 are due on xx/xx/2019 in the amount of $xxxny prior year taxes are delinquent has been found.
According to a review of the payment history as of xx/xx/2019, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxch was applied for the due date of xx/xx/2019. The UPB reflected in the latest payment history is in the amount of xx.
Collections Comments:According to the review of the servicing comments. The borrower is current with the loan and the next due for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019, in the amount of $xxxh was applied for xx/xx/2019. The UPB reflected in the payment history is in the amount of xx.
The reason for the default of the borrower was a curtailment of income.
As per the review of the servicing comments dated xx/xx/2019, the borrower was qualified for the three months of trial payment plan and all three trial payment plan has been received. The borrower was approved for the permanent loan modification.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Loan modification agreement was made on xx/xx/2019, between the borrower “xx” and the lender xx”. The borrower promises to make a monthly payment of $xxx the rate of interest 3.500%, beginning from xx/xx/2019 till the maturity date of xx/xx/2059. The new principal balance stated in the Modification is in the amount of xx. The lender was deferred the amount xx from the new modified principal. Hence, the interest-bearing amount is xx. This modification does not contain any balloon provision. The loan has been modified twice since origination. The first time loan was modified on xx/xx/2017.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required Disclosures Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed GSE (xx) Seller Paid Points and Fees Exception Test:.
This loan failed GSE (xx) Seller Paid Points and Fees Exception Test."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1.Affidavit of Consideration
2.Affidavit of Disbursement
3.First Time Buyers Affidavit
4.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5.Balloon Payment
6.No Escrow Account
7.Mandatory Binding Arbitration Disclosures
8. Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was recorded on xx/xx/2007 with xx as nominee for xx
The chain of assignment have been completed as currently the assignment is withxx Organized and Existing Under The Laws of The xx recorded on xx/xx/2015.
Active Judgments and Liens;
1) Civil judgment found pending against the borrower xx recorded on xx/xx/2017 in the amount of $xxxch is in the favor of xx.
2) One more civil judgment found pending against the borrower xx recorded on xx/xx/2017 in the amount of $xxxch is in the favor of xx
Property Tax Status;
1) Annual xx taxes for the year of 2019 have been paid in the amount of $xxx Annual combined taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/2019 shows that the borrower is not making regular payments. The loan payments are currently 18 months delinquent. The next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the total amount of $xxx for the due date of xx/xx/2018. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 4.000% with P&I in the amount of $xxx.	Collections Comments:Collection comments available from xx/xx/2016 till xx/xx/2019 shows that the borrower is not making regular payments. The loan payments are currently 18 months delinquent. The next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the total amount of $xxx for the due date of xx/xx/2018. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 4.000% with P&I in the amount of $xxx.
Loan Modification agreement was made between borrower “xx” and lender xx” on effective date of xx/xx/2016.
The borrower agrees to pay the UPB of xx with interest rate of 4.000 % and P&I of $xxx with fixed amortized type that began from first payment date xx/xx/2016 to be ended with the maturity date of xx/xx/2056.
The foreclosure was not initiated in the loan.
According to xxx, the borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018. The plan was confirmed on xx/xx/2018.
The loan is currently in active bankruptcy.
The subject property is owner occupant with no visible damages or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to xxx, the borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018. The plan was confirmed on xx/xx/2018.
The POC was filed on xx/xx/2018 in the claim amount of xx with arrearage in the amount of $xxx46.
Schedule D under xxx filed on xx/xx/2018 shows amount of claim is xx, Value of collateral that supports the claim is xx and unsecured portion is in the amount of xx.	Loan Modification agreement was made between borrower “xx” and lender xx” on effective date of xx/xx/2016.
The borrower agrees to pay the UPB of xx with interest rate of 4.000 % and P&I of $xxx with fixed amortized type that began from first payment date xx/xx/2016 to be ended with the maturity date of xx/xx/2056.
Affiliated Business Disclosure Final Truth in Lending Discl. xx Insurance Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller paid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for
"Seller-Paid Points and Fees"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate as the loan is failing for Seller paid points & fees test, TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test as;
TILA APR Test: FAIL 0.000% 7.707% -7.707%
The annual percentage rate (APR) is 7.707%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* xx FHA or MIC missing and required (Lvl 2)     "LTV is 100.000% which is greater than 80.000% hence, xx certificate is required; however, it is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the review of updated title report dated xx/xx/2019, the subject xx is in 2nd lien position due to 7 Sewer Liens. The subject xx has been recorded on xx/xx/2006 with the lender as xx as nominee for equity xx
The chain of assignment is not complete.  The latest assignment is to xx recorded xx/xx/2014.  Missing assignment to xx.
There is Junior Lien recorded on xx/xx/2006 after the subject xx in the amount of xx in the favor of xx as nominee for xx
Active judgments or liens are found.
There is civil judgment recorded on xx/xx/2017 in the amount of xx in the favor of xx
There are 7 Sewer liens recorded on the subject property in the total amount of $xxxfavor of the Town of xx Recorded on xx/xx/2013 in the amount of $xxxcorded on xx/xx/2014 in the amount of $xxxcorded on xx/xx/2015 in the amount of $xxxcorded on xx/xx/2016 in the amount of $xxxcorded on xx/xx/2017 in the amount of $xxxcorded on xx/xx/2018 in the amount of $xxxcorded on xx/xx/2019 in the amount of $xxx18 town tax for 2nd, 3rd and 4th, installment are due in the amount of $xxxpectively.	The payment history as of xx/xx/2019 reflects the borrower is currently 12 months delinquent and due for the xx/xx/2018 payment. The last payment was applied on xx/xx/2019 to the xx/xx/2018 payment. The current UPB per the payment history reflects in the amount of xx.	Collections Comments:The loan is currently in Bankruptcy, on Foreclosure hold. The payment history as of xx/xx/2019 reflects the borrower is currently 12 months delinquent and due for the xx/xx/2018 payment. The last payment was applied on xx/xx/2019 to the xx/xx/2018 payment. The current UPB per the payment history reflects in the amount of xx.
The loan was previously modified.  The loan modification agreement has been made on xx/xx/2013 between xx
The new principal balance amount of the loan is xx to be paid at the rate of interest of 4% and P&I of $xxx72 with the payment beginning from xx/xx/2013 to xx/xx/2053.
Foreclosure was referred to attorney on xx/xx/2018, the complaint was filed on xx/xx/2018, and service was completed on xx/xx/2018.  The borrower filed bankruptcy on xx/xx/2019 which placed foreclosure proceedings on hold.
Active Chapter 13 bankruptcy case # xx was filed on xx/xx/2019.  Schedule-D in the xxx shows xx as unsecured portion out of the claim amount xx.  The servicing comments did not indicate a cram down.  The POC was filed on xx/xx/2019 with the secured claim amount of xx and arrears amount of xx.  As per the proposed plan borrower sxxpay for the arrears amount of xx with monthly payment of $xxx the xx
Foreclosure Comments:Foreclosure was referred to attorney on xx/xx/2018, the complaint was filed on xx/xx/2018, and service was completed on xx/xx/2018.  The borrower filed bankruptcy on xx/xx/2019 which placed foreclosure proceedings on hold.
Bankruptcy Comments:Active Chapter 13 bankruptcy case # xx was filed on xx/xx/2019. Schedule-D in the xxx shows xx as unsecured portion out of the claim amount xx. The servicing comments did not indicate a cram down. The POC was filed on xx/xx/2019 with the secured claim amount of xx and arrears amount of xx. As per the proposed plan borrower sxxpay for the arrears amount of xx with monthly payment of $xxx the xx	The loan modification agreement has been made on xx/xx/2013 between xx
The new principal balance amount of the loan is xx to be paid at the rate of interest of 4% and P&I of $xxxth the payment beginning from xx/xx/2013 to xx/xx/2053.	Affiliated Business Disclosure Document Showing a Index Numerical Value Initial Escrow Acct Disclosure Missing Dicsloures	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Connecticut license validation test.
First xx lender licenses and secondary xx lender licenses in existence on June 30th, 2008 sxxbe deemed on and after xxxst, 2008, to be a xx lender license. As of xxx, 2008 the xx Lender License and the xx Second xx Lender License are no longer valid. The xx Lender License is available for loans with a closing date before xxxst, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Risk Indicator is Moderate due to failing the xx license validation test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Providers is missing from the file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "The Note at origination was an Adjustable Rate; unable to determine the operative index value used by the lender."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Required Affiliated Business Disclosure is missing from the file."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xxThe chain of assignment has been completed. The current assignment is with xx, which was recorded on xx/xx/2014.
There is a DOJ lien against the subject property in the favor of xx, in the amount of xx which was recorded on xx/xx/2015 with the case xx
 There is a junior xx against the subject property in the favor of xx as nominee for xx, which was originated on xx.xx.
There are three civil judgment against the borrower as follows:
First in the favor of xx), in the amount of $xxx was recorded on xx/xx/2012  with case# xx
Second in the favor of xx, in the amount of $xxx was recorded on xx/xx/2013  with case# xx
Third in the favor of xx, in the amount of $xxx was recorded on xx/xx/2013 with xx
The first installment xx taxes of 2019-2020 have been paid in the amount of $xxxsecond installment xx taxes of 2019-2020 are due in the amount of $xxx/xx/2019.

According to the payment history as of xx/xx/2019, the borrower has been delinquent for 16 months and the next due date for payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxch was applied for xx/xx/2018. The current UPB reflected as per the payment history is in the amount of xx.
Collections Comments:
According to the servicing comments, the loan is in bankruptcy.

According to the payment history as of xx/xx/2019, the borrower has been delinquent for 16 months and the next due date for payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxch was applied for xx/xx/2018. The current UPB reflected as per the payment history is in the amount of xx.

Reason for default is unable to be determined.

The comments history shows that the subject property is owner-occupied.

No BPO and inspection reports have been provided.

Foreclosure Comments:The foreclosure was initiated in 2015 and the complaint was filed on xx/xx/2016 with case# xx. The sale was scheduled for xx/xx/2018. However, the foreclosure was put on hold as the borrower had filed bankruptcy on xx/xx/2018. The motion for relief was filed on xx/xx/2018 and order was granted on xx/xx/2019. The motion to vacate was filed on xx/xx/2019 order was granted on xx/xx/2019. As per the comment dated xx/xx/2019, the foreclosure was re-initiated and the sale was re-scheduled on xx/xx/2019. The bid was set for xx. However, it was put on hold due to the automatic stay was reimposed by consent and attorney had confirmed the file on hold. No further information has been found.
Bankruptcy Comments:According to the xxx, the borrower xx had filed the bankruptcy under chapter-13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2018 with the secured claim amount of xx and the amount of arrearage was xx. The debtor sxxpay the trustee the sum of $xxx12 months, then $xxx48 months under confirmed chapter 13. The motion for relief was filed on xx/xx/2018 and order was granted on xx/xx/2019. The motion to vacate was filed on xx/xx/2019 and order was granted on xx/xx/2019. The date of last fling of bankruptcy was xx/xx/2019.	According to the modification, the loan was modified on xx/xx/2012 between the borrower xx. The new modified principal balance as per modification is in the amount of xx. Interest bearing amount is xx and deferred balance amount is xx with the interest rate of 4.000 % and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2012. The maturity date as per modification is xx/xx/2052.
The prior modification was done on xx/xx/2011.
Missing Required Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaidpoints and fees into account. This exception does not appear when a dollar amount, including $xxxicitly provided for
"Seller-Paid Points and Fees.""
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosures is missing from the loan file."
								* Operative index value is unable to confirm (Lvl 2) "We are unable to determine the operative index value from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.00 with xx
The chain of assignment has not been completed. Currently, the xx is with xx which was recorded on xx/xx/2019. However; it should be with xx
Junior xx originated on xx.00 in favor of xx
No active liens and judgments against the borrower/property.
Combined annual tax for the year of 2019 is due in the amount of $xxxxx/xx/2019.
According to the review of payment history as of xx/xx/2019, the borrower is delinquent for 9 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx03 and PITI is in the amount of $xxx09. The UPB reflected in the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. According to the review of payment history as of xx/xx/2019, the borrower is delinquent for 9 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx03 and PITI is in the amount of $xxx09. The UPB reflected in the payment history is in the amount of xx.
This modification agreement was made on between the lender “xx." and the borrower “xx".
The reason for default is unavailable.
As per the servicing comment or latest xxx Report have been found to determine the current occupancy and the condition of the subject property. No damages or repairs have been found.

Update:
As per comment dated xx/xx/2022, the borrower xx filed bankruptcy. SN filed an objection to discharge. Further details are not provided in the CC.
As per comment dated xx/xx/2024, the subject property is owner’s occupied.
As per comment dated xx/xx/2024, the loan has been modified with an effective date of xx/xx/2024. The new modified UPB is xx. The borrower promises to pay the P&I in the amount of $xxx21 with an interest rate of 9.32% beginning from xx/xx/2024 until the maturity date of xx/xx/2055.
Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2017. The date of complaint filed and judgment entered are unavailable. As per the comment dated xx/xx/2017, the foreclosure sale was scheduled on xx/xx/2017. However, the foreclosure was put on hold as the borrower filed bankruptcy chapter 13 on xx/xx/2017. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017. The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is xx. Another POC was filed on xx/xx/2018, with the POC amount of xx and the arrearage amount is xx. The chapter 13 plan was confirmed on xx/xx/2017 and the debtor sxxpay P&I to the trustee in the amount of $xxx00 for 60 months. The schedule D of xxx does not show any unsecured portion. The motion for relief was filed on 5/xx/2019and the xxx was granted on xx/xx/2019. There is no comment indicating a cramdown.	This modification agreement was made on between the lender “xx." and the borrower “xx".
As per modified terms the borrower promises to pay the modified principal balance of xx with the interest rate of 9.320 % and the P&I of $xxx03. The payments were started from xx/xx/2014 and the new maturity date will be xx/xx/2054. This modification does not contain balloon provision.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of xx The following required State Disclosures are missing from the loan file.
1.TX Loan Agreement Notice
2.Commitment Requirement/Anti-Tying
3.TILA Disclosures in Spanish
4.Home Equity Consumer Disclosure
5.Home Equity Loan Interest and Fees Preclosing Disclosure
6.Home Equity Loan Copies of Documents
7.Home Equity Loan Rescission Notice
8.Fair Market Value of Homestead Property Acknowledgment
9.Home Equity Loan Notice of Address for Borrower Notification of Violation
10.Choice of Insurance Notice
11.Collateral Protection Insurance Disclosure
12.Non-Deposit Investment Product Disclosure Are there any promotional materials?
13.Insurance Solicitation/Post Commitment Requirement
14.Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of service transfer is missing from the loan files."
* Operative index value is unable to confirm (Lvl 2)     "An operative index value is unable to be determined from the available loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan files."
								* Settlement date is different from note date (Lvl 2) "As per note, the loan origination date is xx/xx/2006 and the settlement date according to final HUD-1 is xx/xx/2006."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of update title report dated xx/xx/2019 shows; subject xx was originated on xx. Lender name is xx as nominee for xx Amount of xx is xx.
There are two subordinated mortgages found open, these are as follows:-
First subordinated xx is in the amount of xx dated xx/xx/2008 and it was recorded on xx/xx/2008. Lender name is xx.
Second subordinated xx is in the amount of xx dated xx/xx/2009 and it was recorded on xx/xx/2010. Lender name is xx
There is one civil judgment in the amount of xx, which was recorded on xx/xx/2018 in favor of xx of xx
Combined taxes for 2nd half of 2018 are due on xx/xx/2020 in the amount of $xxxere is no delinquency found regarding prior taxes.	Review of payment history shows; borrower is making regular payments and borrower is current with the loan. Last payment was received on xx/xx/2019 in the amount of $xxx65, which was applied to xx/xx/2019 payment. UPB as per payment history is xx.
Loan modification agreement was made between xx (borrower) and xx on xx/xx/2019. As per agreement new principal balance is xx. Borrower agrees to pay $xxx65 per month at the interest rate of 4.875% starting from xx/xx/2019 till new maturity date of xx/xx/2059.	Collections Comments:The loan is performing.
Borrower is making regular payments and borrower is current with the loan. Last payment was received on xx/xx/2019 in the amount of $xxx65, which was applied to xx/xx/2019 payment. UPB as per payment history is xx.
Loan modification agreement was made between xx (borrower) and xx on xx/xx/2019. As per agreement new principal balance is xx. Borrower agrees to pay $xxx65 per month at the interest rate of 4.875% starting from xx/xx/2019 till new maturity date of xx/xx/2059.
As per comment dated xx/xx/2018 foreclosure was initiated and file was referred to attorney on xx/xx/2019. As per updated title report dated xx/xx/2019, foreclosure Lis Pendens was filed on xx/xx/2019 and was recorded on xx/xx/2019. Further foreclosure action was put on hold as loan got modified on xx/xx/2019.
No bankruptcy activity has been found since origination.
No damages are reported in the comments.
Combined taxes for 2nd half of 2018 are due on xx/xx/2020 in the amount of xx There is no delinquency found regarding prior taxes.
Foreclosure Comments:As per comment dated xx/xx/2018 foreclosure was initiated and file was referred to attorney on xx/xx/2019. As per updated title report dated xx/xx/2019, foreclosure Lis Pendens was filed on xx/xx/2019 and was recorded on xx/xx/2019. Further foreclosure action was put on hold as loan got modified on xx/xx/2019. The borrower is current with the payments.
		Bankruptcy Comments:Not Applicable	Loan modification agreement was made between xx (borrower) and xx on xx/xx/2019. As per agreement new principal balance is xx. Borrower agrees to pay $xxx65 per month at the interest rate of 4.875% starting from xx/xx/2019 till new maturity date of xx/xx/2059. This loan has been modified once since origination.	Origination Appraisal	3: Curable		* Missing Appraisal (Lvl 3) "Appraisal is missing in the loan file." * Missing Required Disclosures (Lvl 3) "QM - Ability To Repay worksheet is missing in the loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.xxThe chain of assignment has been completed. Currently, the xx is with xx. which was recorded on xx/xx/2016.
There are 2 state tax liens against the borrower xx
xx in the amount of $xxx was recorded on xx/xx/2016 and the other in the amount of $xxx which was recorded on xx/xx/2018.
There is a lis pendency of the civil judgment in the favor of xx
Bowens which was recorded on xx/xx/2019 and its xx was recorded on xx/xx/2019.
There is a judgment in the amount of $xxx was recorded on xx/xx/2013 in the favor of xx
1st and 2nd installment school taxes for the year of 2019 have been paid in the amount of $xxx.
Annual taxes for the year of 2019 have been paid in the amount of $xxxrior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for 30 months and the next payment is due for xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for xx/xx/2017. The UPB is xx. The current P&I is $xxxPITI is $xxx	Collections Comments:The loan is currently in bankruptcy and the next payment is due for xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for xx/xx/2017. The borrower xx had filed bankruptcy under Chapter-13 with the Case#xx on xx/xx/2019. No evidence of post-closing foreclosure has been found. The RFD is illness of the borrower. No repairs and damages have been found. As per the comment dated xx/xx/2019, the property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the xxx report, the borrower xx had filed bankruptcy under Chapter-13 with the Case#xx on xx/xx/2019. The POC was filed on xx/xx/2019, with the claim amount of xx and the arrearage amount of xx As per the chapter 13 plan filed on xx/xx/2019, the debtor sxxpay the trustee the amount of $xxxr month for 60 months. The xxx was filed on xx/xx/2019 and its order was granted on xx/xx/2019.	As per the loan modification agreement made on xx/xx/2013 between the borrowerxx and the lender xx. The new principal balance is xx. The borrower promises to pay P&I in the amount of $xxx an interest rate of 6.000%, beginning from xx/xx/2013. The maturity is xx/xx/2040.
However, there is a principal reduction alternative. The amount of xx of the principal balance is eligible for forgiveness. (The deferred principal reduction Amount). If the borrower makes monthly xx payments on time, the lender agrees to forgive xx of the principal balance of the loan on each of the first, second and third anniversary. The latest payment history tape data is reflecting deferred balance as $xxx and current UPB as xx."	Affiliated Business Disclosure Final Truth in Lending Discl. HUD-1 Closing Statement Loan Program Info Disclosure Notice of Servicing Transfer	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. However, preliminary HUD-1 located at” xx.pdf - page 90” is considered to test the compliance."	* Cash out purxxx(Lvl 2) "As per the preliminary HUD-1, the borrower is getting the cashback of $xxxr, the purpose of the transaction is to purchase."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid points and fees into account. This exception does not appear when a dollar amount, including $xxxicitly provided for
"Seller-Paid Points and Fees.""
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( xx(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 8.771%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the available loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.00, with xx. with Instrument# and Instrument| Book/Page# xx
The chain of assignment has been completed. The last assignment is from xx as nominee for xx. which was recorded on xx/xx/2016.
No active liens and judgments have been found.
1st and 2nd installment taxes for the year of 2018 have been paid in the amount of $xxx No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for 7 months and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2019. The UPB is xx. The current P&I is $xxx and PITI is $xxx.	Collections Comments:The loan is currently in bankruptcy and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2019. The borrower xx had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2015. The plan was confirmed on xx/xx/2016. The RFD is unable to be determined. The loan was modified once since origination. The subject property is occupied by the owner. No damage or repairs are found.
Foreclosure Comments:
The foreclosure was initiated in 2014. The file was referred to an attorney on xx/xx/2014. The complaint was filed on xx/xx/2015. The judgment data completed on xx/xx/2015.The presale redemption expires on xx/xx/2015. Hence, the borrower xx had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2015 and FC was placed on hold.

Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2015. The POC was filed on xx/xx/2015; the POC amount is xx and the arrearage as xx. The plan was confirmed on xx/xx/2016. As per order confirming chapter 13 plan dated xx/xx/2019, the debtor was supposed to pay the trustee $xxxr 55 months beginning from December 2015. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. There is no comment indicating a cram-down.
This modification agreement was signed between the borrower xx and the lender Popular xx on xx/xx/2008.
The UPB is xx. The borrower promises to pay with an interest rate of 7.450%, beginning from xx/xx/2008. The maturity is xx/xx/2036.	Affiliated Business Disclosure HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures Right of Rescission	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State IN which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow acct disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following disclosures are missing from the loan file.

1.Hazard Insurance Disclosure
2.Federal Consumer Credit Protection Act Disclosure
3.Insurance Freedom of Choice Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated  business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "The Right of Rescission document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the xx was originated on xx.
The chain of xx assignment has been completed. Currently, the xx assignment is with xx.
There is a certificate of delinquent water/ sewer charges open against the subject property in the favor of xx in the amount of $xxxch was recorded on xx/xx/2017.

Annual combined taxes 2019 have been paid in the amount of $xxx	The seller tape data as of dated xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2008. The delinquency has been done for 139 months. The last payment was received date is not available. The current P&I is $xxx92 and interest rate is 8.250%. The current unpaid principal balance is in the amount of xx.
Latest payment history is missing from xx/xx/2018 to xx/xx/2019..	Collections Comments:Available servicing comment and documents in file reveal that loan is in foreclosure.
The seller tape data as of dated xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2008. The delinquency has been done for 139 months. The last payment was received date is not available.
According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. POC was filed by xx on xx/xx/2019, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2019, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid directly to creditor. This plan was confirmed on xx/xx/2019.
Available servicing comment and documents in file reveal that loan is in foreclosure since 2015. Foreclosure referred to attorney was completed on xx/xx/2015. Foreclosure complaint (xx.pdf Pg#49) was filed on xx/xx/2016 with case xx R(RP) and the lis pendens was filed on same day. Foreclosure was put on hold due to contest on xx/xx/2017. Comment dated xx/xx/2018 states that contested &  litigation matter was resolved. Comment dated xx/xx/2019 states  that the sale was scheduled on xx/xx/2019. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019.
Previously, the foreclosure was started in 2009 and the trustee sale ((38053.pdf Pg#41) was scheduled on xx/xx/2009. No further details have been found that when this foreclosure case was closed.
According to collection comment, no damages or repairs have been found.

Update:
No additional information found in recent collection comments.
The collection comments are available from xx/xx/2023 to xx/xx/2024. We are missing the latest 36 months of collection comments for review. The collection comments are missing from xx/xx/2021 to xx/xx/2023.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2015. Foreclosure referred to attorney was completed on xx/xx/2015. Foreclosure complaint (xx) was filed on xx/xx/2016 with case xx R(RP) and the lis pendens was filed on same day. Foreclosure was put on hold due to contest on xx/xx/2017. Comment dated xx/xx/2018 states that contested &  litigation matter was resolved. Comment dated xx/xx/2019 states  that the sale was scheduled on xx/xx/2019. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019.
Previously, the foreclosure was started in 2009 and the trustee sale ((xx) was scheduled on xx/xx/2009. No further details have been found that when this foreclosure case was closed.
Bankruptcy Comments:According to the xxx, xxx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. POC was filed by xxx xx on xx/xx/2019, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2019, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid directly to creditor. This plan was confirmed on xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk Indicator is Moderate due to
The loan failed the origination fee test.
The loan failed the discount fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan failed the origination fee test. Loan data is $xxx00, comparison data is $xxx00 and variance is +$xxx00.
The loan failed the discount fee test. Loan data is $xxx00, comparison data is $xxx00 and variance is +$xxx00."
* DTI > xx (Lvl 2)     "As per application, monthly income is $xxx00 and monthly expenses is $xxx84. Hence DTI is exceeding xx
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There are two municipal liens open against the subject property in the total amount of $xxxd by City Of xx and which were recorded on xx/xx/2018 and xx/xx/2018.
There is active junior xx lien against subject property which is in the amount of xx recorded on xx/xx/2007 and originated by xx.
Review of the payment history available from xx/xx/2015 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxx20 which was applied to due date of xx/xx/2018 and the next due date is xx/xx/2018. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in active bankruptcy. According to the xxx report, the debtor xx had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2018. The POC amount is xx and total arrearage amount is $xxx53. Review of the payment history available from xx/xx/2015 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxx20 which was applied to due date of xx/xx/2018 and the next due date is xx/xx/2018. Current UPB reflects in the provided payment history is in the amount of xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the debtor xx had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2018. The POC amount is xx and total arrearage amount is $xxx53.	Loan Modification agreement was made between borrower and lender on effective date of xx/xx/2018.
The borrower had given promise to pay the UPB of xx with interest rate of 4.50% with P&I of $xxx with fixed amortized type and it was beginning from first payment date on xx/xx/2018 and ends with the maturity date of xx/xx/2053.
Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is “Moderate” due to TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test is fail. Loan data is 0.000% and comparison data is 7.563%. Hence the variance is -7.563%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.xxich was recorded on xx/xx/2006.
The chain of assignment has been completed. Currently, the xx is with xx. which was recorded on xx/xx/2017.
There is a junior xx against the subject property in the amount 2,673.60, which was originated on xx and recorded on xx/xx/2008.
No active judgments and liens have been found.
1st and 2nd installment xx taxes for the year of 2018 have been paid in the amount of $xxx prior year delinquent taxes have been found.

As per the review of the payment history, the borrower has been delinquent for 16 months and the next payment is due for xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for xx/xx/2018. The UPB is xx. The current P&I is $xxxPITI is $xxx	Collections Comments:The loan is currently in the bankruptcy and the next payment is due for xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for xx/xx/2018. The file was referred to an attorney on xx/xx/2017. The title was received on xx/xx/2018. The FC was placed on hold due to loss mitigation. As per the comment dated xx/xx/2018, the permanent mod denial letter was sent. The complaint was filed on xx/xx/2018. The borrower xx had filed bankruptcy under Chapter-13 with Case#xx on xx/xx/2018 and Fc was placed on hold.
The RFD is a curtailment of income. The loan was never modified since origination. As per the comment dated xx/xx/2019, the property is owner-occupied. No repairs and damages have been found.

Foreclosure Comments:The file was referred to an attorney on xx/xx/2017. The title was received on xx/xx/2018. The FC was placed on hold due to loss mitigation. As per the comment dated xx/xx/2018, the permanent mod denial letter was sent. The complaint was filed on xx/xx/2018. The borrower xx had filed bankruptcy under Chapter-13 with Case#xx on xx/xx/2018 and Fc was placed on hold.
Bankruptcy Comments:As per the review of the xxx report, the borrower xx had filed bankruptcy under Chapter-13 with the Case#xx on xx/xx/2018. The POC was filed on xx/xx/2018, with the claim amount of xx and the arrearage amount of xx As per the chapter 13 plan filed on xx/xx/2018, the debtor sxxpay the trustee the amount of $xxx month for 60 months. The schedule D of xxx shows the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx The plan was confirmed on xx/xx/2018.	This modification agreement was signed between the borrower xx and the lender xx Services xx on xx/xx/2013.
The UPB is xx. The borrower promises to pay P&I in the amount of $xxx an interest rate of 3.750%, beginning from xx/xx/2013. The maturity is xx/xx/2036. There is a deferred balance of the amount of $xxxthe interest bearing amount is xx.
Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test: FAIL xx -$xxxA Foreclosure Rescission Finance Charge Test: FAIL xx -$xxxomplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test.( xx , transferred from xx )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxloan failed the TILA foreclosure rescission finance charge test. ( xx) , transferred from 12 CFR
§226.23(h) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxxissing Required State Disclosures (Lvl 2)     "The subject property is located in the xx state. The following state disclosures are missing from the loan file:

1.Equal Credit Availability Notice
2.Insurance Tying Disclosure
3.Insurance Tying Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form is missing from the loan files."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the xx was originated on xx. which was recorded on xx/xx/2005.
The chain of xx assignment has been completed. Currently, the xx assignment is with xx.
No active judgments or liens have been found.
xx taxes for 2018 have been paid on xx/xx/2018 in the amount of $xxx.41.
No prior delinquent taxes has been found.	The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2013. The delinquency has been done for 78 months. The last payment was received on xx/xx/2018 in the amount of $xxx57 and it was applied for the due date of xx/xx/2013. The current P&I is $xxx57 and interest rate is 5.875%. The current unpaid principal balance is in the amount of xx.	Collections Comments:The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2013. The delinquency has been done for 78 months. The last payment was received on xx/xx/2018 in the amount of $xxx57 and it was applied for the due date of xx/xx/2013. The current P&I is $xxx57 and interest rate is 5.875%. The current unpaid principal balance is in the amount of xx.

Review of collection comment shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2015.The service was completed on xx/xx/2019 and the complaint was filed on xx/xx/2019. However, the file was placed on hold on xx/xx/2019 due to awaiting client execution. The user has ended the hold on xx/xx/2019.

According to the xxx, xx (borrower) had filed bankruptcy under chapter-7 with the case# xx on xx/xx/2009. Schedule D in xxx dated xx/xx/2009 states that the amount of claim without deducting value of collateral was $xxxd value of collateral that support for this claim was $xxxowever, unsecured portion remain as $xxxhe debtor was discharged on xx/xx/2010 and the case was terminated on xx/xx/2010.
Foreclosure Comments:Review of collection comment shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2015.The service was completed on xx/xx/2019 and the complaint was filed on xx/xx/2019. However, the file was placed on hold on xx/xx/2019 due to awaiting client execution. The user has ended the hold on xx/xx/2019.  As per updated title dated xx/xx/2019, the complaint was filed on xx/xx/2010 by xx. The final judgment was entered on xx/xx/2014. The order upon plaintiff’s motion to vacate order of dismissal was granted on xx/xx/2013. The case was dismissed.  Again the complaint was filed on xx/xx/2019 by the xx
Bankruptcy Comments:According to the xxx, xx (borrower) had filed bankruptcy under chapter-7 with the case# xx on xx/xx/2009. Schedule D in xxx dated xx/xx/2009 states that the amount of claim without deducting value of collateral was $xxxd value of collateral that support for this claim was $xxxowever, unsecured portion remain as $xxxhe debtor was discharged on xx/xx/2010 and the case was terminated on xx/xx/2010.	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Missing Dicsloures Notice of Servicing Transfer	3: Curable	* Lost Note Affidavit (Lvl 3) "Lost note affidavit dated xx/xx/2005 was found in loan file located at (xx). However, original not was misplaced, lost or destroyed. Hence, original or duplicate copy of note is missing from the loan file.""	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA APR Test is FAIL."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test is FAIL. The loan data is 0.000% and the comparison data is 5.932%. Hence the variance is -5.932%.
This loan failed the TILA APR test is fail. ( 12 CFR xx (4) , transferred from 12 CFR xx (4) )
The annual percentage rate (APR) is 5.932%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "The TIL is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.xxhe chain of assignment is complete.
There are no active judgments and liens.
Annual xx taxes for the year of 2018 have been paid in the amount of $xxxlinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2017 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxxh was applied to due date of xx/xx/2018 and the next due date is xx/xx/2018. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in active bankruptcy. According to the xxx report, the debtor xx had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2014 and the plan was confirmed on xx/xx/2015. The POC was filed on xx/xx/2015. The POC amount is xx and total arrearage amount is xx. According to the final trustee’s report dated xx/xx/2019, the borrower has been paid the xx arrearage amount of xx.
 Review of the payment history available from xx/xx/2017 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxxh was applied to due date of xx/xx/2018 and the next due date is xx/xx/2018. Current UPB reflects in the provided payment history is in the amount of xx.

Update:
No additional information found in recent collection comments.
The collection comments are available from xx/xx/2021 to xx/xx/2023. We are missing the latest 36 months of collection comments for review. The collection comments are missing from xx/xx/2023 to xx/xx/2024.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the debtor xx had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2014 and the plan was confirmed on xx/xx/2015. The POC was filed on xx/xx/2015. The POC amount is xx and total arrearage amount is xx. According to the final trustee’s report dated xx/xx/2019, the borrower has been paid the xx arrearage amount of xx.	Loan Modification agreement was made between borrower and lender on effective date of xx/xx/2011.
The borrower had given promise to pay the UPB of xx with interest rate of 4.00% with P&I of $xxx fixed amortized type and it was beginning from first payment date on xx/xx/2011 and ends with the maturity date of xx/xx/2051.
The borrower had also given the promise to pay the deferred balance in the amount of xx and the maturity date is xx/xx/2051. The UPB that has been amortized is xx as an interest bearing amount.
Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase risk indicator is xx Test and xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx  Variance -$xxx Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxxissing Required Disclosures (Lvl 2)     "List of service providers is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the xx was originated on xx.
The chain of xx assignment has been completed. Currently, the xx assignment is withxx
There are liens open these are as follows:
1) There is notice of violation (code enforcement lien) open against the subject property in the favor of xx in the amount of $xxxch was recorded on xx/xx/2015.
2) There are two code enforcement liens open against the subject property in the favor of 20 Building and Neighborhood Compliance (786) 315-2424 in the total amount of xx which were recorded on xx/xx/2016 & xx/xx/2017.
Annual xx taxes of 2018 have been paid in the amount of $xx.	The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2014. The delinquency has been done for 61 months. The last payment was received date is not available in the provided payment history. The current P&I is $xxx and interest rate is 2.00%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in foreclosure.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2014. The delinquency has been done for 61 months. The last payment was received date is not available in the provided payment history.
Available servicing comment and documents in file reveal that loan is in foreclosure since 2015. Foreclosure referred to attorney was completed on xx/xx/2015. Foreclosure complaint (xx) was filed on xx/xx/2015 with case # xx and the lis pendens was filed on same day. Foreclosure judgment was entered (xx) on xx/xx/2018 and the sale was scheduled on xx/xx/2018. But foreclosure was put on hold due to contest on xx/xx/2018. Comment dated xx/xx/2019 states that foreclosure has been still contested. No further details have been found.
No bankruptcy filing has been found by borrowers.
According to collection comment, no damages or repairs have been found. Comment dated xx/xx/2019 states that the trial plan was offered from the first due date xx/xx/2019.
According latest exterior inspection report (xx) dated xx/xx/2019, the subject property was occupied by unknown and the property was in average condition. No damages and estimated repairs have been noted.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2015. Foreclosure referred to attorney was completed on xx/xx/2015. Foreclosure complaint (xx) was filed on xx/xx/2015 with case #xx and the lis pendens was filed on same day. Foreclosure judgment was entered (38126.pdf Pg#48) on xx/xx/2018 and the sale was scheduled on xx/xx/2018. But foreclosure was put on hold due to contest on xx/xx/2018. Comment dated xx/xx/2019 states that foreclosure has been still contested. No further details have been found.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrower and servicer on xx/xx/2014 with the new modified unpaid principal balance xx. The interest bearing amount was xx with step rate starting interest rate was 2.00% and the modified P&I was $xxx beginning on xx/xx/2014. The step rate was in 4 steps ending at rate 4.250% and P&I will be $xxx91 applicable from xx/xx/2021 to maturity date xx/xx/2046.	Affiliated Business Disclosure Initial Escrow Acct Disclosure	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow acct disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2019 the subject xx was originated on xx. which was recorded on xx/xx/1999.
The chain of the assignment has been completed. The latest assignment is from to xx.

There is a junior xx in the favor of xx. in the amount of xx which was recorded on xx/xx/1999.

Annual school taxes for the year 2019 are paid in the amount of xx.

No delinquent taxes have been found.
According to the payment history as of xx/xx/2019, the borrower has been delinquent of 91 months and the next due is xx/xx/2012. The last payment was received is not available and P&I in the amount of $xxx67 which was applied on xx/xx/2012 with interest rate 4.625%. The borrower has been making payment as per the document located at xx	Collections Comments:As per the servicing comments, the loan is in bankruptcy. The reason for default is unable to be determined. The current occupancy of borrower is owner occupied.
The borrower has been delinquent of 91 months and the next due is xx/xx/2012. The last payment was received is not available and P&I in the amount of $xxx67 which was applied on xx/xx/2012 with interest rate 4.625% .
The loan was not modified since origination.
The borrower xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2019.

Update:
The collection comments are available from xx/xx/2023 to xx/xx/2024. The collection comments are missing from xx/xx/2021 to xx/xx/2023.
As per comment dated xx/xx/2023, the bankruptcy case#xx was dismissed on xx/xx/2020.
Foreclosure Comments:The foreclosure was initiated and referred to attorney on xx/xx/2012. The complaint file was filed on xx/xx/2016. The judgment was entered on xx/xx/2018. The sale was scheduled on xx/xx/2019. Further the foreclosure was put on hold due to borrower filed bankruptcy chapter 13 on xx/xx/2019.
Bankruptcy Comments:As per xxx report, the borrower xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2019. The POC was filed on xx/xx/2019 in the amount of xx and the amount of arrearage is xx. The debtor sxxpay to the trustee the sum of $xxxr month for 2 months and $xxxr month for 58 months. The schedule D of xxx dated xx/xx/2019 shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral isxx However, the unsecured portion is xx. The Collection comments does not show any cram down.	Not Applicable	Affiliated Business Disclosure HUD-1 Closing Statement Missing Required State Disclosures	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is available in the loan file. However, some points and fees are hand written."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test: FAIL Loan Data : xx Comparison Data : xx variance : -$xxx

TILA Foreclosure Rescission Finance Charge Test: FAIL  Loan Data : xx Comparison Data : xx Variance : -$xxx"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL  Loan Data : xx  Comparison Data : xx  variance : -$xxx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Foreclosure Rescission Finance Charge Test: FAIL  Loan Data : xx Comparison Data : xx Variance : -$xxx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxx Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following required state disclosures are missing from the loan file.

1.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2.NY Interest Rate Disclosure
3.NY Hazard Insurance  Disclosure
4.Tax Escrow Account Designation
5.xx Bankers and Exempt Organizations Preapplication
6.Part 80 Disclosure
7.Alternative xx Transaction Disclosures
8.Co-Signer Notice Requirements
9.Default Warning Notice
10.Smoke Alarm Affidavit
11.xx Real Property Escrow Account Disclosure
12.Subprime Home Loan Counseling Disclosure
13.Subprime Home Loan Tax and Insurance Payment Disclosure
14.Subprime Home Loan Disclosure
15.Commitment Disclosure
16.Lock-in Disclosure
17.Expiration of Lock-in or Commitment Period"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "Right of Rescission is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report as of xx/xx/2019 shows that the subject xx was originated on xx.00. The chain of assignment is complete.
There is a junior xx in the amount of xx recorded on xx/xx/2019.
Annual estimated tax is $xxx	Payment history as of xx/xx/2019 shows that the borrower is 13 months behind the payment. The last payment was received on xx/xx/2018 in the amount of $xxx which was applied for the due date of xx/xx/2018. Next due date is xx/xx/2018. Current UPB is xx.	Collections Comments:Review of loan file and servicing comment shows that the borrower is 13 months behind the payment. The last payment was received on xx/xx/2018 in the amount of $xxx which was applied for the due date of xx/xx/2018. Next due date is xx/xx/2018. Current UPB is xx.
As per Foreclosure document located at xx” the Foreclosure was initiated on the loan and the file was referred to attorney on xx/xx/2019. S&C was filed on xx/xx/2019. Judgment was entered on xx/xx/2019. Servicing comment dated xx/xx/2019 states that the FC sale which was scheduled for xx/xx/2019 got postponed due to loss mitigation.
xx had filed BK chapter 13 with case# xx on xx/xx/2019. Later BK got dismissed on xx/xx/2019. Loan seems still in active Foreclosure.

Update:
No additional information found in recent collection comments.
The collection comments are available from xx/xx/2023 to xx/xx/2024. We are missing the latest 36 months of collection comments for review. The collection comments are missing from xx/xx/2021 to xx/xx/2023.
Foreclosure Comments:As per Foreclosure document located at “xx” the Foreclosure was initiated on the loan and the file was referred to attorney on xx/xx/2019. S&C was filed on xx/xx/2019. Judgment was entered on xx/xx/2019. Servicing comment dated xx/xx/2019 states that the xx sale which was scheduled for xx/xx/2019 got postponed due to loss mitigation.
xx had filed BK chapter 13 with case# xx on xx/xx/2019. Later BK got dismissed on xx/xx/2019. Loan seems still in active Foreclosure.

Bankruptcy Comments:xx had filed BK chapter 13 with case# xx on xx/xx/2019. POC was filed on xx/xx/2019 with POC amount xx and arrearage xx. Later BK got dismissed on xx/xx/2019.	Loan modification agreement has been made between borrower and lender effective from xx/xx/2017. As per MOD borrower agreed to pay the loan with step interest completing in 4 steps. First payment was started from xx/xx/2017 and the maturity date is xx/xx/2057. The modified principal balance is xx.	xx xx Insurance	3: Curable	* xx missing / unexecuted (Lvl 3) "A copy of recorded xx is available in the file located at "xx" however; pages from 4 to 12 are missing from it."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Indiana license validation test.
xx requires the xx to begin regulation of both first and
subordinate lien xx lending under the xx License and Subordinate Lien xx Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The xx First Lien xx Lending License and xx Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xxx, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan is failed for Seller Paid Points and Fees Exception Test."
* MI, FHA or MIC missing and required (Lvl 2)     "MI Cert is missing from the loan file."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.
The chain of assignment has been completed. Currently, the xx is with xx. which was recorded on xx/xx/2017.
There is a IRS lien in the amount of xx in the favor of IRS which was recorded on xx/xx/2014.
There are 4 state tax liens against the borrower xx in the favor of xx in the total amount of xx which were recorded on different dates.
There are 5 judgments in the total amount of $xxxch were recorded on different dates.
1st, 2nd and 4th installment taxes for the year of 2019-2020 have been due in the amount of $xxxd installment taxes for the year of 2019 have been paid in the amount of $xxxo prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for 39 months and the next payment is due for xx/xx/2016. The last payment was received on xx/xx/2019 in the amount of $xxx22 which was applied for xx/xx/2016. The UPB is xx. The current P&I is $xxx and PITI is $xxx22.	Collections Comments:The loan is currently in bankruptcy and the next payment is due for xx/xx/2016. The last payment was received on xx/xx/2019 in the amount of $xxx22 which was applied for xx/xx/2016. The foreclosure was initiated and the file was referred to an attorney on xx/xx/2016. The complaint was filed on xx/xx/2016. The service was completed on xx/xx/2016. The FC was placed on hold due to missing AOM. The AOM was uploaded and the counsel acknowledged to proceed with the FC. The judgment was entered on xx/xx/2018. As per the comment dated xx/xx/2018, the sale was scheduled for xx/xx/2019. The bid was calculated on xx/xx/2019 and approved on xx/xx/2019. As per the comment dated xx/xx/2019, the borrower xxxhad filed bankruptcy under chapter 7 with the case#xx on xx/xx/2019 and Fc was placed on hold. The debtor was discharged on xx/xx/2019 and the case was terminated on xx/xx/2019. The FC resumed and the as per the comment dated xx/xx/2019, the sale was scheduled for xx/xx/2019. The borrower xx had filed bankruptcy under Chapter-13 with the Case#xx on xx/xx/2019 and Fc was placed on hold. The RFD is unable to be determined. The loan was modified once since origination. As per the comment dated xx/xx/2019, the property is owner occupied. No repairs and damages have been found.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2016. The complaint was filed on xx/xx/2016. The service was completed on xx/xx/2016. The FC was placed on hold due to missing AOM. The AOM was uploaded and the counsel acknowledged to proceed with the FC. The judgment was entered on xx/xx/2018. As per the comment dated xx/xx/2018, the sale was scheduled for xx/xx/2019. The bid was calculated on xx/xx/2019 and approved on xx/xx/2019. As per the comment dated xx/xx/2019, the borrower xx had filed bankruptcy under chapter 7 with the case#xx on xx/xx/2019 and Fc was placed on hold. The debtor was discharged on xx/xx/2019 and the case was terminated on xx/xx/2019. The FC resumed and the as per the comment dated xx/xx/2019, the sale was scheduled for xx/xx/2019. The borrower xx had filed bankruptcy under Chapter-13 with the Case#xx on xx/xx/2019 and Fc was placed on hold.
Bankruptcy Comments:As per the review of the xxx report, the borrower xx had filed bankruptcy under Chapter-13 with the Case#xx on xx/xx/2019. The POC was filed on xx/xx/2019 with its secured amount as xx, arrearage in the amount of xx As per the xxx scheduled D, the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Hence, the unsecured amount is xx.
As per the chapter 13 plan filed on xx/xx/2019, the debtor sxxpay the trustee the amount of $xxxonthly starting from xx/xx/2019 for approximately 60 months.
This step modification agreement was signed between the borrower xx and the lender xx. on xx/xx/2015.
The UPB is xx. The borrower promises to pay P&I in the amount of $xxx with an interest rate of 2.750%, beginning from xx/xx/2015. The maturity is xx/xx/2055.
Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test: FAIL xx -$xxx90."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees Test: FAIL $xxx $xxxx

This loan failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test.
(xx
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a xx broker sxxhave the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.(xx)(1) , transferred from 12 CFRxx)
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxhis loan failed the TILA foreclosure rescission finance charge test. (xxh) , transferred from 12 CFR
xx
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxx Missing Required Disclosures (Lvl 2)     "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file,

1.NJ Application Disclosure
2.Delivery Fee Authorization
3.NJ Attorney Disclosure
4.Unacceptability of Insurance Notice
5.Attorney Disclosure II
6.Tax Bill Information
7.Private Well Testing
8.Lock-In Agreement
9.Commitment Disclosures
10.Choice of Insurer Disclosure
11.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated  business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
was originated on xx.00, in favor of xx recorded in Instrument#/Book/Page# xx
The chain of assignment has not been completed. The current assignments are With xx, LP recorded on xx/xx/2017.
There are two civil judgments against the borrower in the favor of xx. For the amount of $xxxch was recorded on xx/xx/2013.

 Annual xx taxes for the year 2018 have been paid in the amount of xx

No prior year delinquent taxes have been found.

As per the review of payment history as of xx/xx/2019, the borrower is delinquent with loan for 127 months and the next due date for payment xx/xx/2009. The last payment was received date is not available which is in the amount of $xxx which was applied for due date xx/xx/2008. The current P&I is in the amount of $xxx10 with an interest rate of 6.625%.The current UPB reflected as per the payment history is in the amount of xx.

Collections Comments:The loan is currently in bankruptcy, the borrower is delinquent with loan for 127 months and the next due date for payment xx/xx/2009. The last payment was received date is not available which is in the amount of $xxx which was applied for due date xx/xx/2008. The current P&I is in the amount of $xxx10 with an interest rate of 6.625%.The current UPB reflected as per the payment history is in the amount of xx.

According to the xxx, the borrower xx had filed for bankruptcy under chapter-7 with the case# xx on xx/xx/2019. There is no reaffirmation agreement in the loan files. The schedule D of xxx shows that the amount of claim without deducting the amount of claim is xx and the value of the collateral is xx however, the unsecured portion is     $xxxs per collection comments, the foreclosure was initiated. As per tape data, the file was referred to attorney on xx/xx/2013.The judgment was entered on xx/xx/2018.The sale was scheduled on xx/xx/2019. However, the foreclosure was put on hold as due to borrower xx had filed for bankruptcy under chapter-7 with the case# xx on xx/xx/2019.
 As per collection comments, the reason for default is unable to be determined. As per collection comments dated xx/xx/2019, the current occupancy is owner occupied.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Foreclosure Comments:As per collection comments, the foreclosure was initiated. As per tape data, the file was referred to attorney on xx/xx/2013.The judgment was entered on xx/xx/2018.The sale was scheduled on xx/xx/2019. However, the foreclosure was put on hold as due to borrower xx had filed for bankruptcy under chapter-7 with the case# xx on xx/xx/2019.
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-7 with the case# xx on xx/xx/2019. There is no reaffirmation agreement in the loan files. The schedule D of xxx shows that the amount of claim without deducting the amount of claim is xx and the value of the collateral is xx however, the unsecured portion is $xxx	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located at xx, following state disclosures are missing from the loan files.
xx Application Disclosure
Delivery Fee Authorization
xx Attorney Disclosure
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax Bill Information
Private Well Testing
Lock-In Agreement
Commitment Disclosures
Choice of Insurer Disclosure
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2019 reflects that the subject xx was originated on xx.

The chain of the assignment has been completed.

No active liens and judgments have been found.

xx annual taxes for the year of 2018 have been paid in the amount of $xxxxx/xx/2019.

No prior years delinquent taxes have been found.	According to the payment history as of xx/xx/2018, the borrower is currently delinquent for 31 months. The last payment received on xx/xx/2018, the payment applied date was xx/xx/2016 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. According to the payment history as of xx/xx/2018, the borrower is currently delinquent for 31 months. The last payment received on xx/xx/2018, the payment applied date was xx/xx/2016 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unable to determine. The subject property has been occupied by the owner. No comments have been found for damages or repairs.

Foreclosure Comments: The foreclosure was initiated and the file was referred to the attorney on xx/xx/2016. The complaint was filed on xx/xx/2016. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2017. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017. The POC was filed on xx/xx/2017, the POC amount is xx and the arrearage amount is xx. The schedule D of xxx does not shows any unsecured portion. The chapter 13 plan was confirmed on xx/xx/2018. The debtor sxxpay to the trustee 240.00 for 60 months.	According to the modification, the loan was modified on xx/xx/2015 in between the borrower xx The new modified principal balance per modification is in the amount of xx with interest rate starting at 6.500 % and borrower promises to pay P&I in the amount of $xxx beginning on xx/xx/2015. The maturity date reflects per modification is xx/xx/2054.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing in the loan files.
Explanation of Personal Obligation
Marital Property Act Disclosure
Pre-Application Fee Disclosure
Choice of Insurance Disclosure
Escrow Disclosure
Co-Signer Notice
Tattle Tale Notice under the Marital Property Act"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019, shows that the subject xx was originated on xx.xxhe chain of assignment has been completed. The latest assignment is with xx, LP which was recorded on xx/xx/2017.
There is a xx judgment in the favor xx in the amount of $xxx was recorded xx/xx/2011.
1st installment of combined jurisdiction tax of 2019 has been paid in the amount of $xxx/xx/2019.
2nd installment of combined jurisdiction tax of 2019 has been paid in the amount of $xxx/xx/2019.
1st installment of the school jurisdiction tax of 2019 has been paid in the amount of $xxx/xx/2018.
2nd installment of the school jurisdiction tax of 2019 has been paid in the amount of $xxx/xx/2019.
1st installment of the village jurisdiction tax of 2019 has been paid.
2nd installment of the village jurisdiction tax of 2019 is due on xx/xx/2019.	According to the review of payment history as of xx/xx/2019, the borrower has been delinquent for 50 months. The last payment was received on xx/xx/2015 which was applied for the due date of xx/xx/2015 and the next due date for payment is xx/xx/2015. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected in the amount of xx.

Collections Comments:As per the review of the servicing comments, the loan is in the collection and the borrower has been delinquent for 50 months. The last payment was received on xx/xx/2015 which was applied for the due date of xx/xx/2015 and the next due date for payment is xx/xx/2015. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected in the amount of xx.
As per the comment dated xx/xx/2018, the reason for default is unemployment.
The loan modification agreement was made between (borrower) xx and (servicer) xx/xx/2015.
The comment dated xx/xx/2019 shows that the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 7 with case # xx on xx/xx/2019 and the debtor was dismissed for other reasons on xx/xx/2019 and the case got terminated on xx/xx/2019.	This loan modification agreement was made between (borrower) xx and (servicer) xx/xx/2015.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 4.375% and new P&I is in the amount of $xxxnning from xx/xx/2015. The maturity is xx/xx/2055. The interest bearing amount is xx and deferred balance in the amount of xx. There is no provision for the balloon payment.	Affiliated Business Disclosure Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/settlement statement and itemization of fees are missing from the loan file."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file.
xx Consumer Credit Disclosure / Fair Credit Reporting Notice
xx Interest Rate Disclosure
xx Hazard Insurance  Disclosure
4.Tax Escrow Account Designation
5.xx Bankers and Exempt Organizations Preapplication
6.Co-Signer Notice Requirements
7.Default Warning Notice
8.Commitment Disclosure
9.Lock-in Disclosure
10.Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019 the subject xx was originated on xx.xx xx in the amount of xx which was recorded on xx/xx/2007.
The chain of assignment has been completed. Currently, the assignment is from xxx xx which was recorded on xx/xx/2017.
There is a junior xx against the property originated on xx.xx with xx as nominee for xx
There is a state tax lien against the borrower in the favor of xx in the amount of $xxx was recorded on xx/xx/2011. The SSN# has not been provided to check the validity of lien.
The first installment xx taxes are due in the amount of $xxx will due on xx/xx/2019.
No delinquent taxes have been found for the prior year.
As per the review of tape data of payment history as of xx/xx/2019, the borrower is currently delinquent for 36 months and next due date is xx/xx/2016. The last payment was received on xx/xx/2018 in the amount of $xxxh was applied for xx/xx/2016. The current P&I is $xxxPITI is $xxxB reflected in the payment history is in the amount of xx.

Collections Comments:The loan is currently in the bankruptcy. The borrower is currently delinquent for 36 months and next due date is xx/xx/2016. The last payment was received on xx/xx/2018 in the amount of $xxxh was applied for xx/xx/2016. The current P&I is $xxxPITI is $xxxB reflected in the payment history is in the amount of xx.
The reason for default is unable to be determined.
The loan has been modified on xx/xx/2014.
As per the documents attached with the Updated title report xx the foreclosure was initiated under the case# xx. As per tape data file was referred to attorney on xx/xx/2016. The documents reflects that the Foreclosure eligible for mediation on xx/xx/2017.  The tape data reflects the current foreclosure status is sale publication. Further details are not available. However, the borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018 and the loan is active in bankruptcy.
The borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The plan was confirmed on xx/xx/2018. The date of last filing is xx/xx/2019. The POC was filed by xx. on xx/xx/2018 with the secured claim amount of xx and the arrearage is xx. The schedule-D of xxx dated xx/xx/2018, reflects the amount of claim is xx and the value of collateral is xx. Hence, the unsecured portion is xx. As per amended chapter 13 plan dated xx/xx/2018, the debtor sxxpay the trustee $xxxmonth for 12 months, $xxxmonth for 12 months, $xxxmonth for 36 months. The second of deed trust is voided. As per Notice of xx payment change dated xx/xx/2019, the new total payment is $xxxtion to extend automatic stay was filed on xx/xx/2018.
The occupancy of the subject property is unable to be determined.
No comments were indicating damages and repairs to the subject property.

Foreclosure Comments:As per the documents attached with the Updated title report Pg#39, the foreclosure was initiated under the case# xx. As per tape data file was referred to attorney on xx/xx/2016. The documents reflects that the Foreclosure eligible for mediation on xx/xx/2017.  The tape data reflects the current foreclosure status is sale publication. Further details are not available. However, the borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018 and the loan is active in bankruptcy.

Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The plan was confirmed on xx/xx/2018. The date of last filing is xx/xx/2019. The POC was filed by xx. on xx/xx/2018 with the secured claim amount of xx and the arrearage is xx. The schedule-D of xxx dated xx/xx/2018, reflects the amount of claim is xx and the value of collateral is xx. Hence, the unsecured portion is xx. As per amended chapter 13 plan dated xx/xx/2018, the debtor sxxpay the trustee $xxxmonth for 12 months, $xxxmonth for 12 months, $xxxmonth for 36 months. The second of deed trust is voided. As per Notice of xx payment change dated xx/xx/2019, the new total payment is $xxxtion to extend automatic stay was filed on xx/xx/2018.	The loan modification agreement was made between the borrower xx and lender xx on xx/xx/2014. The new modified rate is 4.625 % and borrower promises to pay P&I in the amount of $xxx began on xx/xx/2014 with the maturity date of xx/xx/2054. The new principal balance is xx. Deferred balance is xx and interest bearing amount is xx. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1.Affidavit of Consideration
2.Affidavit of Disbursement
3.First Time Buyers Affidavit
4.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5.Balloon Payment
6.No Escrow Account
7.Mandatory Binding Arbitration Disclosures
8.Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx, in favor ofxx. recorded in Instrument# | Book/Page# xx
The chain of assignment has been completed. The current assignment is with xx.
There is subordinated xx against the property which was originated on xx.xx, in favor of xx recorded in Instrument# | Book/Page#xx
No active liens and judgments have been found.
No prior year delinquent taxes have been found.
As per the review of payment history as of xx/xx/2019, the borrower is delinquent with a loan for 26 months and the next due date for payment is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for due date xx/xx/2017. The current P&I is in the amount of $xxxcurrent PITI is in the amount of $xxx an interest rate of 3.5%. The current UPB reflected as per the tape data is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per the payment history as of xx/xx/2019, the borrower is delinquent with a loan for 26 months and the next due date for payment is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for due date xx/xx/2017. The current UPB reflected as per the tape data is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
The reason for default is excessive obligations. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2017 and the complaint was filed on xx/xx/2018. The foreclosure judgment in the amount of xx was entered on xx/xx/2019. The foreclosure sale was scheduled for xx/xx/2019. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2019. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower xx. had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is xx. As per the proposed plan, the debtor sxxpay the trustee $xxx60 months under Chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. There is no comment indicating a cram-down. Date of last filing is xx/xx/2019.	The loan was modified on xx/xx/2017 between borrowers xx. The new modified principal balance as per modification is in the amount of xx of which interest-bearing amount is xx and the deferred balance is xx. The modified interest rate is 3.5% and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2017. The maturity date as per modification is xx/xx/2057.	Affiliated Business Disclosure Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxinance Charge Test: Loan Data xx Comparison Data xx Variance -$xxxloan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Foreclosure Rescission Finance Charge Test: Loan Data xx Comparison Data xx Variance -$xxxuired Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2019, the subject xx was originated on xx.17 with xx III recorded on xx/xx/2007 with instrument# xx

There is a junior xx is open against subject property in the amount of xx recorded on xx/xx/2009 with instrument xx held by xx

The chain of xx assignment has been completed. Currently, the xx assignment is with xx recorded on xx/xx/2019.
There is a Credit card judgment against borrower in the amount of $xxxorded on xx/xx/2018 held by xx
There is a civil judgment against borrower in the amount of $xxxorded on xx/xx/2016 held by xx

The 1st and 2nd installments of combined taxes for the year of 2018 have been paid in the total amount of $xxx	As per tape data the review of payment history as of dated xx/xx/2019 shows that borrower is delinquent for 36 months. The next payment is due xx/xx/2016. The last P&I payment was received on xx/xx/2019 in the amount of $xxx with the interest rate of 4.00%.The current unpaid principal balance is in the amount of xx.	Collections Comments:As per servicing collection comments the loan is in active bankruptcy. As per tape data the review of payment history as of dated xx/xx/2019 shows that borrower is delinquent for 36 months. The next payment is due xx/xx/2016. The last P&I payment was received on xx/xx/2019 in the amount of $xxx with the interest rate of 4.00%.The current unpaid principal balance is in the amount of xx.
The loan was modified on xx/xx/2014. As per agreement the new principal balance is in the amount of xx. The borrower had promised to pay interest only payment in the amount of $xxx with the interest rate of 4.000% which was started on xx/xx/2014. The maturity date of agreement is xx/xx/2037.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx (Debtor) and xx (Joint Debtor) has filed Bankruptcy under chapter-13 on xx/xx/2018 with the case#xx. The POC was filed on xx/xx/2018 with claim in the amount of xx and arrears are in the amount of xx. The xxx was filed on xx/xx/2019. The original plan was filed on xx/xx/2018 and amended plan was filed on xx/xx/2018 which was confirmed on xx/xx/2019. As per plan the total amount of arrearage is xx. Borrower will pay estimated arrearage in the monthly amount of $xxx for 60 months through plan. The date of last filing was xx/xx/2019.	The loan was modified on xx/xx/2014. As per agreement the new principal balance is in the amount of xx. The borrower had promised to pay interest only payment in the amount of $xxx with the interest rate of 4.000% which was started on xx/xx/2014. The maturity date of agreement is xx/xx/2037.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 statement is missing from the loan file. The fee itemization is also missing in the loan file."	* Application Missing (Lvl 2) "The final loan Application is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal report at the time of origination is missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provides is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure missing in the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx (borrower) and (lender) xx, which was recorded on xx/xx/2002. The chain of assignment is incomplete as the subject xx is currently with “xx indenture trustee for the xx-“ instead of  “xx.”
No active liens and judgment have been found on updated title report.
Annual Combined tax of 2019 is due on xx/xx/2020 in the amount of $xxx	Review of the payment history provided from xx/xx/2015 to xx/xx/2019 reveals that borrower has been the delinquent for 11 months. As per seller tape data the last payment was received in the amount of $xxxthe next due date is xx/xx/2018. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 5.000%.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower has been the delinquent for 11 months. As per seller tape data the last payment was received in the amount of $xxxthe next due date is xx/xx/2018. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 5.000%.
Loan modification agreement was made between the borrower and Lender on xx/xx/2014. The new modified rate is 5.000% and borrower promises to pay P&I in the amount of $xxxh was begun on xx/xx/2014. The new principal balance is xx. Lender has agreed to defer the amount of xx excluding from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx/xx/2032. Reason for Modification is Financial Hardship.
Borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2018. POC was filed on xx/xx/2018 which shows that the amount of secured claim is xx and the amount of arrearage is $xxxd Chapter 13 Plan was filed on xx/xx/2018 by the debtor which states that the debtor sxxpay $xxxly for 60 months and debtor will cure the subject arrearage which is in the total amount of $xxxugh plan. Order Confirming Chapter 13 Plan was filed on xx/xx/2018 which states that the debtor amended plan is hereby confirmed. Currently debtor is in active bankruptcy.
As per collection comments subject property has been occupied by the owner and in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2018. POC was filed on xx/xx/2018 which shows that the amount of secured claim is xx and the amount of arrearage is $xxxd Chapter 13 Plan was filed on xx/xx/2018 by the debtor which states that the debtor sxxpay $xxxly for 60 months and debtor will cure the subject arrearage which is in the total amount of $xxxugh plan. Order Confirming Chapter 13 Plan was filed on xx/xx/2018 which states that the debtor amended plan is hereby confirmed. Currently debtor is in active bankruptcy.	Loan modification agreement was made between the borrower and Lender on xx/xx/2014. The new modified rate is 5.000% and borrower promises to pay P&I in the amount of $xxxh was begun on xx/xx/2014. The new principal balance is xx. Lender has agreed to defer the amount of xx excluding from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx/xx/2032. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Credit Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is Moderate due to TILA Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test:, TILA APR Test and Brokerage/Finder Fee Test are failed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase State Regulation Test failed due to Brokerage/Finder Fee Test is failed.
Brokerage/Finder Fee Test show loan data $xxxparison data $xxxvariance $xxxplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test failed due to following reason;
1. TILA Finance Charge Test shows loan data xx, Comparison Data xx and Variance -xx.
2. TILA Foreclosure Rescission Finance Charge Test shows loan data xx, Comparison Data xx and Variance -xx.
3. TILA APR Test shows Loan Data 11.823%, Comparison Data 10.926% and Variance +0.897%."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required Disclosures (Lvl 2)     "List of Service provider disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the pro-title dated xx/xx/2019 reflects that the subject xx was originated on xx.xx, which was recorded on xx/xx/2002.
The chain of the assignment has been completed. The latest assignment is with xx. which was recorded on xx/xx/2019.
No active liens and judgments have been found against the borrower and the property.
Annual combined taxes for the year of 2018 have been paid on xx/xx/2019 and 2019 taxes are due on xx/xx/2020 each in the amount of $xxxrior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/2019, the borrower is currently delinquent for 28 months and the next due date for the regular payment is xx/xx/2017. The last payment was received on xx/xx/2018 in the amount of $xxxch was applied for the due date of xx/xx/2017. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the bankruptcy and the next due for the regular payment is xx/xx/2017. The last payment was received on xx/xx/2018, in the amount of $xxxh was applied for xx/xx/2017. The UPB reflected in the payment history is in the amount of xx.
Unable to determine the reason for the default and intention of the borrower from the available servicing comments.
No loss mitigation activity has been initiated.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the servicing comments, the foreclosure was initiated. The foreclosure file was referred to an attorney on xx/xx/2016; however as per substitution of trustee sale document located at "xx", the foreclosure sale date was scheduled on xx/xx/2018; however, the foreclosure sale was put on hold as the borrower  “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2018.
Bankruptcy Comments:According to the xxx report, the borrower  “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018. The POC was filed by the creditor xx  on xx/xx/2018 with the POC amount of xx and the amount of arrearage is xx. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee in the amount of $xxxthe period of 60 months. The Schedule-D in xxx shows xx as an unsecured portion out of claim amount xx. No comment has been found indicating a cram-down.  The last filing date of bankruptcy was xx/xx/2019.
The Loan modification agreement was made on xx/xx/2014, between the borrower “xx” and the lender “xx”. The borrower promises to make an interest-only payment of $xxx the rate of interest 5.00%, beginning from xx/xx/2015 till the maturity date of xx/xx/2019. This limited 5 years interest-only period. The new principal balance stated in the Modification is in the amount of xx. The lender has deferred the principal balance in the amount of xx. Hence, the interest bearing amount is xx. After completion of this term, the borrower sxxmake his payment as per the note details.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed GSE (xx public guidelines) Predatory Lending Guidance
This loan failed GSE (xx public guidelines) Points and Fees Test
This loan failed GSE (Freddie Mac public guidelines) Predatory Lending Guidance
This loan failed GSE (Freddie Mac public guidelines) Points and Fees Test
This loan failed Brokerage/Finder Fee Test"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test.
The xx loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the xx Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and sxxbe grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.
Brokerage/Finder Fee Test: FAIL Loan Data $xxxarison Data $xxxance +$xxx Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property located at xx state. The following require state disclosures are missing from the loan file.
1.Placement of Insurance Disclosure
2.Availability of Title Insurance
xx Consent to Disclosure of Insurance Information
4.Choice of Agent/insurer
5.Insurance Solicitation/Post Commitment"
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx, in favorxx recorded in Book/Page# xx
The chain of assignment has not been completed. The assignment from Key xx. is missing.
No active mortgages, liens, and judgments have been found.
Parcel # xx Annual Combined taxes for the year 2019 are due on xx/xx/2020 in the amount of $xxxcel # xx Annual Combined taxes for the year 2019 are due on xx/xx/2020 in the amount of $xxxal Combined taxes for the year 2018 are delinquent for due date xx/xx/2019 in the amount of $xxxtaxes were good through xx/xx/2019.	As per the review of payment history as of xx/xx/2019, the borrower is delinquent with a loan for 20 months and the next due date for payment is xx/xx/2017. The last payment was received on xx the amount of $xxxh was applied for due date xx/xx/2017. The current P&I is in the amount of $xxx an interest rate of 5.5%. The current UPB reflected as per the tape data is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per the payment history as of xx/xx/2019, the borrower is delinquent with a loan for 20 months and the next due date for payment is xx/xx/2017. The last payment was received on 10/xx/2018in the amount of $xxxh was applied for due date xx/xx/2017. The current P&I is in the amount of $xxx an interest rate of 5.5%. The current UPB reflected as per the tape data is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
The reason for default is not mentioned. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2016. The POC was filed on xx/xx/2016, the POC amount is xx and the arrearage amount is $xxxan was confirmed on xx/xx/2017. The debtor sxxpay the trustee $xxx1 to 60 months under Chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. There is no comment indicating a cram-down. Date of last filing is xx/xx/2019.	The loan was modified on xx/xx/2014 between the borrower xx and lender xx. The new modified principal balance as per modification is in the amount of xx of which interest-bearing amount is xx and the deferred balance is $xxxdified interest rate is 5.5% and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2014. The maturity date as per modification is xx/xx/2026. This loan was modified once.	Affiliated Business Disclosure Notice of Servicing Transfer Right of Rescission	4: Unacceptable	* Property is Mobile Home (Lvl 4) "Mobile Home has not been affixed to permanent foundation.
According to the appraisal report located at “xx”, the type of subject property is a manufactured home. The VIN# shown on tax search report is xx The final title policy does not show any ALTA 7 Endorsement.
However, no affixation affidavit has been found. The legal description of the subject xx states that “property includes a xx an is specifically part of the real estate”."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of Rescission is missing From the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2019 reflects that the subject xx was originated on xx.xxn the amount of xx, which was recorded on xx/xx/2007.
The chain of the assignment has not been completed. The latest assignment is with xx which was recorded on xx/xx/2017. However, the missing assignment is to xx
No active liens and judgments have been found against the borrower and the property.
Annual xx taxes for the year of 2018 have been paid on xx/xx/2018 in the amount of $xxxrior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/2018, the borrower is currently delinquent for 36 months and the next due date for the regular payment is xx/xx/2015. The last payment was received on xx/xx/2016 in the amount of $xxxch was applied for the due date of xx/xx/2015. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the bankruptcy and the next due for the regular payment is xx/xx/2015. The last payment was received on xx/xx/2016, in the amount of $xxxh was applied for xx/xx/2015. The UPB reflected in the payment history is in the amount of xx.
Unable to determine the reason for the default and intention of the borrower from the available servicing  comments.
No loss mitigation activity has been initiated.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the notice of lis pendency document located at "xx", the foreclosure has been initiated. The foreclosure complaint was filed on xx/xx/2017; however, the foreclosure file was put on hold as the borrower  “xx” had filed for bankruptcy under Chapter-13 with case#xxon xx/xx/2018.
Bankruptcy Comments:According to the xxx report, the borrower  “xx” had filed for bankruptcy under Chapter-13 with case#18-xx xx/xx/2018 and the plan was confirmed on xx/xx/2018. The POC was filed by the creditor xx  on xx/xx/2018 with the POC amount of xx and the amount of arrearage is xx. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee, the first six months in the amount of $xxxremaining 30 months in the amount of $xxxhedule-D in xxx shows xx as an unsecured portion out of claim amount xx. No comment has been found indicating a cram-down.  Last time bankruptcy was filed on xx/xx/2019.

The Loan modification agreement was made on xx/xx/2014, between the borrower “xx” and the lender xx.”. The borrower promises to make a monthly payment of $xxx the rate of interest 4.00%, beginning from xx/xx/2014 till the maturity date of xx/xx/2019. The new principal balance stated in the Modification is in the amount of xx. The lender has deferred the balance in the amount of xx. This modification is a limited-term interest-only period which was started from xx/xx/2014 to xx/xx/2019. After completing this reduction end period xx/xx/2019. The borrower sxxpay the payments as per the note details.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed TILA Finance Charge Test.
This loan failed TILA Foreclosure Rescission Finance Charge Test.
This loan failed GSE xxpublic guidelines) Predatory Lending Guidance.
This loan failed GSE (xx public guidelines) Points and Fees Test:.
This loan failed GSE (xx public guidelines) Predatory Lending Guidance.
This loan failed GSE (xx public guidelines) Points and Fees Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxinance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxxs loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxxGSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per the appraisal report, the appraised value is xx; however, the loan amount is xx. Hence, the CLTV is 105.334%."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property located at Florida state. The following require state disclosures are missing from the loan file.
1.Anti-Coercion Notice
2.Radon Gas Disclosure
3.Insurance Sales Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title dated xx/xx/2019 reflects correct owners xx
Subject xx from xx recorded xx/xx/2004 for xx is active on the title.

One state tax warrant against borrower xx for collection of delinquent Sales and Use tax in the favor of xx in the amount of xx which was recorded on xx/xx/2018 under xx

There is one civil judgment against borrower xx in the amount of xx which was recorded on xx/xx/2018.

No delinquent taxes have been found.	The payment history is available from xx/xx/2017 to xx/xx/2018. As per sellers tape data, the borrower is next due for xx/xx/2019 and the current UPB is in the amount of xx and interest rate is 4.00%.	Collections Comments:According to servicing comment dated xx/xx/2019, the loan is active in loss mitigation.
Collection comment dated xx/xx/2019 shows  modification documents were sent on xx/xx/2019.
The first modified payment will be due on xx/xx/2019 and mod P&I would be 579.03. The new MOD UPB will be xx and interest rate will be 4.000%.
The borrower should return the modification agreement by xx/xx/2019.

No evidence of foreclosure activity has been found.

According to servicing comment dated xx/xx/2019, there is a possible tax sale issue as the tax certificate was sold on xx/xx/2019. However, recent updated title does not reflect any tax sale issue.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is limited period interest only modification. As per the modified terms, the interest rate was reduced for a period of time which is called reduction period, The borrower would pay principal balance of xx with interest at the rate of 4.00% from xx/xx/2014 till reduction period end date. After xx/xx/2019, the interest rate will revert to 6.700%(per original note).	Affiliated Business Disclosure	2: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business agreement disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "Settlement date is after note date"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the comment dated xx/xx/2018, the inspection report stated that the repairs were 100% completed.
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.which was recorded on xx/xx/2007.
The chain of assignment has been completed. Currently, the xx is with xx. which was recorded on xx/xx/2018.
No active judgments and liens have been found.
1st installment taxes for the year of 2018 have been paid in the amount of $xxxd installment taxes for the year of 2018 have been paid in the amount of $xxx prior year delinquent taxes have been found.

As per the review of the payment history tape data, the borrower has been delinquent for 20 months and the next payment is due for xx/xx/2017. The last payment was received in the amount of $xxx which was applied for xx/xx/2017. The UPB is xx. The current P&I is $xxx.	Collections Comments:The loan is currently in bankruptcy and the next payment is due for xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2018. The foreclosure was initiated and the file was referred to an attorney on xx/xx/2018. The complaint was filed on xx/xx/2018. The service was completed on xx/xx/2018. As per the comment dated xx/xx/2019, the contested matter was identified. The contested matter was referred to litigation on xx/xx/2019. The reason for the contested matter was not stated. As per the comment dated xx/xx/2019, the contested matter was resolved. The judgment was entered on xx/xx/2019.
As per the comment dated xx/xx/2019, the sale was scheduled for xx/xx/2019. The bid was calculated on xx/xx/2019. The borrower xx had filed bankruptcy under Chapter-13 with Case#xx on xx/xx/2019 and Fc were placed on hold.
The RFD is an illness of the borrower. As per the comment dated xx/xx/2019, the property is owner-occupied. As per the comment dated xx/xx/2017, the property had damages. The estimated cost of repairs has not been found.  The date of loss was xx/xx/2017.
As per the comment dated xx/xx/2018, the inspection report stated that the repairs were 100% completed.

Update:
The collection comments are available from xx/xx/2023 to xx/xx/2024. The collection comments are missing from xx/xx/2021 to xx/xx/2023.
As per comment dated xx/xx/2024, the bankruptcy case#xx, the trustees arrears paid in full. As per comment dated xx/xx/2024, the BK monitor for discharge.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2018. The complaint was filed on xx/xx/2018. The service was completed on xx/xx/2018. As per the comment dated xx/xx/2019, the contested matter was identified. The contested matter was referred to litigation on xx/xx/2019. The reason for the contested matter was not stated. As per the comment dated xx/xx/2019, the contested matter was resolved. The judgment was entered on xx/xx/2019.
As per the comment dated xx/xx/2019, the sale was scheduled for xx/xx/2019. The bid was calculated on xx/xx/2019. The borrower xx had filed bankruptcy under Chapter-13 with Case#xx on xx/xx/2019 and Fc were placed on hold.

Bankruptcy Comments:As per the review of the xxx report, the borrower xx had filed bankruptcy under Chapter-13 with the Case#xx on xx/xx/2019. The POC was filed on xx/xx/2019, with the claim amount of xx and the arrearage amount of xx. As per the chapter 13 plan filed on xx/xx/2019, the debtor sxxpay the trustee the amount of $xxxer month for 17 months, then $xxxer month for 43 months. The schedule D of xxx shows the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx.	This modification agreement was signed between the borrower xx and the lender xx on xx/xx/2017.
The UPB is xx. The borrower promises to pay P&I in the amount of $xxx with an interest rate of 4.375%, beginning from xx/xx/2017. The maturity is xx/xx/2040. The final balloon payment on the interest bearing principal balance of xx is due on the maturity date.
Missing Required State Disclosures Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "IN License Validation Test: FAIL"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Indiana license validation test. (IN HEA 1359, Ind. Code § 24-4.5-1-101, Ind. Code § 24.4.4-1-101)
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien xx lending under the First Lien xx Lending License and Subordinate Lien xx Lending
License. As a result, lenders will no longer be allowed to make loans under the xx Unregulated (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien xx Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xxx, 2009."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject Property is in Indiana the following disclosures are missing from loan file .

1.Hazard Insurance Disclosure
2.Federal Consumer Credit Protection Act Disclosure
3.Insurance Freedom of Choice Disclosure"
* Right of Rescission missing or unexecuted (Lvl 2)     "Right Of Rescission document is missing from loan file ."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the xx was originated on xx.A. which was recorded on xx/xx/1991.
The chain of xx assignment has been completed. Currently, the xx assignment is with  xx
There are liens and judgments these are as follows:
1) There are three state tax liens open against the "xx" Commissioner of Taxation and Finance in the total amount of xx which were recorded on xx/xx/2009, xx/xx/2010 & xx/xx/2011.\
2) There are seven state warrant child support (child support liens) open against the xx in the favor of xx in the total amount of xx which were recorded on different dates.
3) There are two civil judgments open against the xx in the favor of People of the xx in the total amount of $xxxch were recorded on xx/xx/2011 & xx/xx/2012.
4) There is UCC statement open against the borrower in the favor of xx
First and second school taxes of 2020 are due on xx/xx/2019 & xx/xx/2020 in the total amount of $xx.	The seller tape data dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2015. The delinquency has been done for 54 months. The last payment was received date is not available in the provided payment history. The current P&I is $xxx and interest rate is 7.00%. The current unpaid principal balance is in the amount of xx.
Latest payment history is missing from the loan file. Payment history is missing from xx/xx/2018 to xx/xx/2019.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The seller tape data dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2015. The delinquency has been done for 54 months. The last payment was received date is not available in the provided payment history.
According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. POC was filed by xx on xx/xx/2018, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2018.  Third amended chapter 13 Plan (doc#30) was filed on xx/xx/2019, which states debtor surrender the property to subject creditor. This plan was confirmed (dco#31) on xx/xx/2019.
Available servicing comment and documents in file reveal that loan is in foreclosure since 2014. Foreclosure referred to attorney was completed on xx/xx/2014. Foreclosure complaint (xx) was filed on xx/xx/2014 with case # xx and the lis pendens was filed on same day. Foreclosure judgment (7601084663_OTHER_FORECLOSURE_DOCUMENTS_172422002P3230161_338) was entered on xx/xx/2016. Foreclosure was put on hold due to contest on xx/xx/2017. Comment dated xx/xx/2018 states that contested matter was resolved. Comment dated xx/xx/2018 states that the sale was scheduled for xx/xx/2018. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2014. Foreclosure referred to attorney was completed on xx/xx/2014. Foreclosure complaint (xx) was filed on xx/xx/2014 with case #xx and the lis pendens was filed on same day. Foreclosure judgment (xx) was entered on xx/xx/2016. Foreclosure was put on hold due to contest on xx/xx/2017. Comment dated xx/xx/2018 states that contested matter was resolved. Comment dated xx/xx/2018 states that the sale was scheduled for xx/xx/2018. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018.
Bankruptcy Comments:According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. POC was filed by xx on xx/xx/2018, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2018. Third amended chapter 13 Plan (doc#30) was filed on xx/xx/2019, which states debtor surrender the property to subject creditor. This plan was confirmed (dco#31) on xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Final Truth in Lending Discl. HUD-1 Closing Statement Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/ settlement statement along with estimated HUD-1 / itemization of fees are missing from the loan file."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the subject xx was originated on xx.00 with xx recorded on xx/xx/2008 with instrument# xx
The chain of xx assignment has been completed. Currently, the xx assignment is with xx. recorded on xx/xx/2017.
 There is a junior xx is open active against subject property in the amount of xx recorded on xx/xx/2007 with instrument no#xx which was held by xx as a nominee for xx

There are two civil judgments active against borrower in the total amount of $xxxorded on xx/xx/2008 and xx/xx/2013 which was held by Credit Acceptance xx.
The 1st and 2nd installments for combined taxes have been paid in the total amount of $xxx the year of 2018.
The latest 12 months payment history is missing. The tape data shows that the borrower is delinquent for 8 months. The next payment is due on xx/xx/2018. The last P&I payment was received date is not available. The last P&I payment was received in the amount of $xxx with the interest rate of 8.865%. As per tape data the unpaid principal balance was in the amount of xx.	Collections Comments:AS per servicing collection comment the loan is in active bankruptcy. The latest 12 months payment history is missing. The tape data shows that the borrower is delinquent for 8 months. The next payment is due on xx/xx/2018. The last P&I payment was received date is not available. The last P&I payment was received in the amount of $xxx with the interest rate of 8.865%. As per tape data the unpaid principal balance was in the amount of xx.
has filed Bankruptcy under chapter-13 on xx/xx/2016 with the case#xx. The POC was filed on xx/xx/2017 and amended POC was filed on xx/xx/2017 with secured claim in the amount of xx and arrears in the amount of $xxx09. Schedule D in xxx dated xx/xx/2016 shows amount of claim without deducting value of collateral is xx and value of collateral that support this claim is xx.However, unsecured portion remained as $xxx00. The xxx was not filed. The original plan was filed xx/xx/2016 and amended plan was filed on xx/xx/2019 which was confirmed on xx/xx/2016. As per plan borrower will pay amount of $xxx to trustee per bi-weekly. The trustee will distribute amount of $xxx to subject creditor. The date of last filing was xx/xx/2019.
Update:
As per comment dated xx/xx/2024, the prior servicer has completed the modification and no further details are provided.
As per comment dated xx/xx/2023, the new bankruptcy has been filed. The further details of the new bankruptcy filed are unavailable.
As per comment dated xx/xx/2022, the prior bankruptcy ch-13 with case#xx has been discharged on xx/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:
xx.   (Debtor) has filed Bankruptcy under chapter-13 on xx/xx/2016 with the case#xx. The POC was filed on xx/xx/2017 and amended POC was filed on xx/xx/2017 with secured claim in the amount of xx and arrears in the amount of $xxx09. Schedule D in xxx dated xx/xx/2016 shows amount of claim without deducting value of collateral is xx and value of collateral that support this claim is xx.However, unsecured portion remained as $xxx00. The xxx was not filed. The original plan was filed xx/xx/2016 and amended plan was filed on xx/xx/2019 which was confirmed on xx/xx/2016. As per plan borrower will pay amount of $xxx to trustee per bi-weekly. The trustee will distribute amount of $xxx to subject creditor. The date of last filing was xx/xx/2019.
The loan was modified on xx/xx/2012. As per agreement the new principal balance is in the amount of xx. The principal amount of xx has been deferred from new principal balance. The new interest bearing principal is in the amount of xx. The borrower had promised to pay P&I payment in the amount of $xxx with the interest rate of 8.8650% which was started on xx/xx/2012. The maturity date of agreement is xx/xx/2037.
Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following disclosures are missing in the loan file.
1)Equal Credit Availability Notice
2)Insurance Tying Disclosure
3)Non-Deposit Insurance Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing in the loan file."
								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx. for the amount of xx which was recorded on xx/xx/2007.
The chain of the assignment has been completed. The last assignment is from xx. which was recorded on xx/xx/2017.
There is one junior xx against the subject property originated on xx.A. for the amount of xx which was recorded on xx/xx/2007.
There is one HOA lien against the subject property in the favor of xx for the amount of $xxxch was recorded on xx/xx/2009.

There is one IRS lien against the borrower, “xx” in the favor ofxx for the amount of xx which was recorded on xx/xx/2014.
There is one civil judgment against the borrower, “xx” for the amount of $xxxthe favor of xx which was recorded on xx/xx/2016.
First and second installments of xx taxes for the year of 2019/2020 are due in the amount of $xxx prior year delinquent taxes have been found.
The latest payment history is missing from xx/xx/2018 to08/xx/2019. According to sellers provided tape data, the borrower is currently delinquent for 19 months and the next due date is xx/xx/2018. The last payment transaction is unable to be determined. The unpaid principal balance as per tape data is xx. The current interest rate is 5.375 % and P&I is $xxx69.
Collections Comments:The loan is currently in foreclosure and the next due date is xx/xx/2018. The last payment transaction is unable to be determined. The unpaid principal balance as per tape data is xx. The current interest rate is 5.375 % and P&I is $xxx69.
According to comment dated xx/xx/2019, the borrower had deceased.
According to comment dated xx/xx/2017, the trial plan was offered to the borrower which was due from xx/xx/2017 to xx/xx/2017 for the amount of $xxx72.
According to comment dated xx/xx/2018, the foreclosure has been initiated and the file was referred to an attorney on xx/xx/2018. Notice of default was filed on xx/xx/2019. According to comment dated xx/xx/2019, post five letter has not been sent. Hence, foreclosure needs to be restarted. The file was again referred to an attorney on xx/xx/2019. According to comment dated xx/xx/2019, the borrower stated that his wife passed away and he wants to assume the house. The borrower wants to do loan modification. Notice of default was filed on xx/xx/2019.  The comment dated xx/xx/2019 states that sale will be scheduled once redemption period expires which is 90 days from NOD date. According to comment dated xx/xx/2019, step sale schedule date is xx/xx/2019.The foreclosure sale may be schedule in near future.
According to comment dated xx/xx/2019, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:According to comment dated xx/xx/2018, the foreclosure has been initiated and the file was referred to an attorney on xx/xx/2018. Notice of default was filed on xx/xx/2019. According to comment dated xx/xx/2019, post five letter has not been sent. Hence, foreclosure needs to be restarted. The file was again referred to an attorney on xx/xx/2019. According to comment dated xx/xx/2019, the borrower stated that his wife passed away and he wants to assume the house. The borrower wants to do loan modification. Notice of default was filed on xx/xx/2019.  The comment dated xx/xx/2019 states that sale will be scheduled once redemption period expires which is 90 days from NOD date. According to comment dated xx/xx/2019, step sale schedule date is xx/xx/2019.

Bankruptcy Comments:Not Applicable	This loan modification agreement was made between the borrower, "xx" and the lender xx." on xx/xx/2010. According to modified terms, the new principal balance is xx. Borrower promises to pay P&I of $xxx69 with the modified interest rate of 5.375 % beginning from xx/xx/2010 till the maturity date of xx/xx/2040.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of xx The following required State Disclosure is missing in the loan file.
1.Impound Account Disclosure
2.Cosigner Notice
3.Private xx Insurance Disclosure
4.Earthquake Disclosure forCondominiums
5.Hazard Insurance Disclosure
6.Insurer RecommendationDisclosure
xx Fair Lending Notice
8.Anti-Tying Disclosure
9.Privacy Notice
10.Notice of Right to Copy of Appraisal
11.Application for Credit-Married Persons
12.Fair Debt Collection Notice
13.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019, shows that the subject xx was originated on xx.00, with xx
The chain of assignment has been completed. Currently, the assignment is from xx
There is junior xx originated on xx.00 which was recorded on xx/xx/2007.
There is one judgment in the favor of xx in the amount of $xxxch was recorded on xx/xx/2018.
Annual combined taxes for the year of 2019 have been due in the amount of $xxxch was due on xx/xx/2019.
As per the review of payment history as of xx/xx/2019, the borrower is currently delinquent for 14 months and next due date is xx/xx/2018. The last payment was received date is unable to be determined. The current P&I is $xxx. The UPB reflected in the payment history is in the amount of xx.	Collections Comments:The loan is currently in the bankruptcy and next due date is xx/xx/2018. The last payment was received date is unable to be determined. The current P&I is $xxx. The UPB reflected in the payment history is in the amount of xx.
The reason for default is unable to be determined.
The loan has been modified on xx/xx/2010.
The foreclosure was initiated and referred to an attorney on xx/xx/2017. As per comment dated xx/xx/2018, the sale has been scheduled for xx/xx/2018. However, the borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018 and foreclosure put on hold.
The borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The plan was confirmed on xx/xx/2019. The date of last filing is xx/xx/2019. The Schedule-D of xxx dated 10/145/2018, the amount of claim is xx and the value of collateral is xx. The POC was filed by xx on xx/xx/2018 with the secured claim amount of xx and the arrearage is xx. As per amended chapter 13 plan dated xx/xx/2019, the debtor sxxpay the trustee $xxx per month for 60 months.
As per comment dated xx/xx/2017, the property has damages from wind and hail. The date of loss was xx/xx/2017. The loss amount is xx  As per comment dated xx/xx/2017, the amount required for heating air conditioning is $xxxnd roofing is $xxx. As per comment dated xx/xx/2019, the remaining funds in the amount of $xxxs received. As per comment dated xx/xx/2019, the 100% repairs were completed on xx/xx/2019.
As per comment dated xx/xx/2019, the subject property is owner-occupied.

Foreclosure Comments:The foreclosure was initiated and referred to an attorney on xx/xx/2017. As per comment dated xx/xx/2018, the sale has been scheduled for xx/xx/2018. However, the borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018 and foreclosure put on hold.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The plan was confirmed on xx/xx/2019. The date of last filing is xx/xx/2019. The Schedule-D of xxx dated 10/145/2018, the amount of claim is xx and the value of collateral is xx. The POC was filed by xx on xx/xx/2018 with the secured claim amount of xx and the arrearage is xx. As per amended chapter 13 plan dated xx/xx/2019, the debtor sxxpay the trustee $xxx per month for 60 months.	This modification agreement was made between Lender xx. and Borrower xx. As per the modified term, the new principal balance is xx. The borrower promises to pay $xxx monthly with a modified interest rate of 2.000 % beginning from xx/xx/2010 with a maturity date of xx/xx/2049.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the first lien prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the first lien prohibited fees test.
The loan has fees that are prohibited for this license type. No lender sxxcharge, require, or receive any points or other fees of any nature whatsoever, except insurance and a 1%
origination fee, whether from the buyer or the seller or any other person, except that the lender may charge bona fide expenses paid by the lender to any other person or entity for services actually performed in connection with a loan. In addition, if the loan is for the construction or improvement of residential real estate, the lender may charge a fee not to exceed 1% of the loan amount for inspection and disbursement of the proceeds of the loan to third parties. This means that fees are prohibited unless specifically allowed (as described above). Some fees may be considered prohibited compensation to the lender unless the "Compensation To" xx indicate otherwise.
The loan data is $xxx and comparison data is $xxxhence, the variance is +$xxx."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
xx Collateral Protection Act Notice
2.Borrower's Choice of Insurer orAgent"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR was not hand dated by borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2019, the subject property was originated xx/xx/2007 with the lender xx as nominee for  xx. in the amount of xx which was recorded on xx/xx/2007.
The chain of assignment has been completed. Currently, the xx is with xx. which was recorded on xx/xx/2018.
There is a senior xx in the amount of xx with xx dated xx/xx/2002 and recorded on xx/xx/2002.
There is a Water/Sewer/Utilities Lien in the amount of $xxxthe favor of xx which was recorded on xx/xx/2007.
There are three state tax liens against the borrower in the favor of xx for the amount of $xxx was recorded on different dates.
There is one IRS lien in the favor of xx  in the amount of xx which was recorded on xx/xx/2018. However, the SSN# was not consistent with borrower.
The first and second installment xx taxes for the year 2019-2020 have been due in the amount of $xxxwas due for xx/xx/2019 and xx/xx/2020 respectively.
As per the review of payment history as of xx/xx/2019, the borrower is currently delinquent for 12 months and next due date is xx/xx/2018. The last payment was received in the amount of $xxx an interest rate of 53.00%. The UPB reflected in the payment history is in the amount of xx.

Collections Comments:The loan is currently in the bankruptcy and next due date is xx/xx/2018. The last payment was received in the amount of $xxx an interest rate of 53.00%. The UPB reflected in the payment history is in the amount of xx.
As per comment dated xx/xx/2018, the reason for default is daughter’s college.
The loan has been modified on xx/xx/2009.
The foreclosure details are not available in collection comments.
The borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The plan was confirmed on xx/xx/2018. The date of last filing is xx/xx/2019. The POC was filed by xx. on xx/xx/2018 with the secured claim amount of xx and the arrearage is xx. The schedule-D of xxx reflects the amount of claim is xx and the value of property is xx. Hence, the unsecured portion is xx. According to chapter 13 plan dated xx/xx/2018, the debtor sxxpay the trustee $xxxhly for 60 months for a total amount of xx. As per stipulation agreement dated xx/xx/2019, the debtor must make monthly regular payments in the amount of $xxxencing from xx/xx/2019. Ads per the status report dated xx/xx/2019, the debtor had paid the arrearage in the amount of $xxxper comment dated xx/xx/2019, the subject property is owner-occupied.
No comments were indicating damages and repairs to the subject property.

Update:
The collection comments are available from xx/xx/2023 to xx/xx/2024. The collection comments are missing from xx/xx/2021 to xx/xx/2023.
As per comment dated xx/xx/2024, the bankruptcy case # xx was discharged on xx/xx/2023; the case was closed on xx/xx/2024.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The plan was confirmed on xx/xx/2018. The date of last filing is xx/xx/2019. The POC was filed by xx. on xx/xx/2018 with the secured claim amount of xx and the arrearage is xx. The schedule-D of xxx reflects the amount of claim is xx and the value of property is xx. Hence, the unsecured portion is xx. According to chapter 13 plan dated xx/xx/2018, the debtor sxxpay the trustee $xxxhly for 60 months for a total amount of xx. As per stipulation agreement dated xx/xx/2019, the debtor must make monthly regular payments in the amount of $xxxencing from xx/xx/2019. Ads per the status report dated xx/xx/2019, the debtor had paid the arrearage in the amount of $xxx	This Step modification agreement was signed between the borrower xx. on xx/xx/2009.The Unpaid principal Balance is xx with interest rate 2.00% which steps up in 4 steps ending at 5.00%. The borrower promises to pay the monthly P&I of $xxxnning from xx/xx/2009. The maturity is dated on xx/xx/2049. There is a deferred balance in the amount of xx. Hence, the interest bearing amount is xx.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Dicsloures	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 was not signed by borrower."	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "As per Note, the note date is xx/xx/2007. As per Final HUD-1 the Settlement date is xx/xx/2007. However, ROR shows the transaction date is xx/xx/2007 which is inconsistent with Note or HUD-1."
								* Settlement date is different from note date (Lvl 2) "As per Note, the note date is xx/xx/2007. However, final HUD-1 shows the Settlement date is xx/xx/2007."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that subject xx was originated on xx.00, in favor of xx Recorded with Instrument #xx
The chain of assignment has not been completed. The last assignment with xx which is recorded on xx/xx/2018.,
No active judgments or liens have been found.
Annual xx taxes of 2018 have been paid in the amount of $xxxior delinquent taxes have been found.

According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 123 months. The last payment was received is xx/xx/2009. The payment applied date was xx/xx/2009 and the next due date for payment is xx/xx/2009. The P&I is in the amount of $xxx14 and PITI is in the amount of $xxx42. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collection, the borrower is currently delinquent for 123 months. The last payment was received is xx/xx/2009. The payment applied date was xx/xx/2009 and the next due date for payment is xx/xx/2009. The P&I is in the amount of $xxx14 and PITI is in the amount of $xxx42. The UPB reflected as per the payment history is in the amount of xx. . As per xxx Report, The borrower xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019.The case was dismissed on xx/xx/2019.The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is xx.No further details have been found. As per collection comments, the foreclosure was initiated. The file was referred to attorney xx/xx/2014. As per updated title “xx”,The complaint was filed xx/xx/2015.The judgment entered on xx/xx/2018.The sale was scheduled on xx/xx/2019.However; foreclosure was put on hold due to The borrower xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019No further details have been found.. As per collection comments, the reason for default is unable to be determined. As per collection comments dated xx/xx/2019, the current occupancy is owner occupied.. As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Update:-
As per the collection comment dated xx/xx/2023, the borrower filed bankruptcy under chapter 13 on xx/xx/2020 with case #xx. As per the collection comment dated xx/xx/2024, the BK payment change was filed on xx/xx/2024. As per the collection comment dated xx/xx/2024, the motion for relief has been filed on xx/xx/2024. No further details have been found.
No additional information has been found.

Foreclosure Comments:As per collection comments, the foreclosure was initiated. The file was referred to attorney xx/xx/2014. As per updated title “xx”,The complaint was filed xx/xx/2015.The judgment entered on xx/xx/2018.The sale was scheduled on xx/xx/2019.However; foreclosure was put on hold due to The borrower xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019 No further details have been found..
Bankruptcy Comments:As per xxx Report, The borrower xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019.The case was dismissed on xx/xx/2019.The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is xx.No further details have been found.	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application / 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA APR Test: FAIL 0.000% 8.434% -8.434%
This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 8.434%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method
TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test.
Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) ,
transferred from 12 CFR §226.15(a)(3) )
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
Late Fees Test: FAIL 5.000% 2.000% +3.000%
This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Late Fees Test: FAIL 5.000% 2.000% +3.000%
This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL 0.000% 8.434% -8.434%
This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 8.434%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method
TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test.
Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) ,
transferred from 12 CFR §226.15(a)(3) )
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR missing from loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019, shows that the subject xx was originated on xx.

The chain of the assignment has been completed. The last assignment is xx

There is a junior xx on the subject property originated on xx.00.

Annual xx taxes for the year 2019 are due in the amount of xx
No prior year delinquent taxes have been found.
According to the sellers as of xx/xx/2019, the borrower is delinquent for 26 months. The payment applied date was xx/xx/2017 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxx. The UPB reflected as per the sellers tape data is in the amount of xx.	Collections Comments:As per the servicing comments, the loan is bankruptcy. The borrower is delinquent for 26 months. The payment applied date was xx/xx/2017 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxx. The UPB reflected as per the sellers tape data is in the amount of xx.

The reason for default is death of borrowers father.

The foreclosure was initiated. The file was referred to an attorney on xx/xx/2019. The complaint was filed and the judgment was entered but unable to determine the date. The sale date was set for xx/xx/2019. However, the foreclosure was put on hold as borrower filed the bankruptcy chapter 13 with case#xx on xx/xx/2019.
xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2019. The debtor had filed the chapter 13 plan on xx/xx/2019 which was confirmed on xx/xx/2019. According to the plan, the debtor sxxpay to the trustee $xxx00 for first 4 months and then $xxx00 for final 56 months. The creditor had filed the POC on xx/xx/2019 with the secured claim amount of xx and arrearage of xx. The last date of filing is xx/xx/2019.
As per the collection comment dated xx/xx/2019, the subject property is occupied by the owner. No damages have been found.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2019. The complaint was filed and the judgment was entered but unable to determine the date. The sale date was set for xx/xx/2019. However, the foreclosure was put on hold as borrower filed the bankruptcy chapter 13 with case#xx on xx/xx/2019.
Bankruptcy Comments:xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2019. The debtor had filed the chapter 13 plan on xx/xx/2019 which was confirmed on xx/xx/2019. According to the plan, the debtor sxxpay to the trustee $xxx00 for first 4 months and then $xxx00 for final 56 months. The creditor had filed the POC on xx/xx/2019 with the secured claim amount of xx and arrearage of xx. The last date of filing is xx/xx/2019.	h/o fell behind origially inxxxb/c she was in a car accident & due to injuries her hours were cut in half losing $xxxonthly. Also, she expeiernece death in the family and had to pay funeral cost. Went back working full timexxxand now rec $xxxo plus young children ss of $xxxAttorney fees wer $xxxhru xx/xx/2007.	Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the allowable points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences."
* DTI > xx (Lvl 2)     "As per 1003, the total monthly income is in the amount of $xxx73 and the total monthly expenses are in the amount of $xxx77. Hence, the DTI is exceeding xx DTI limit."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value: Date: Type:AVM	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019 the subject xx was originated on xx.00. There is gap in the chain of assignment.
Subject xx is on First lien position. As there is one Junior xx on the subject property in the amount of xx in favor of xx which was recorded on xx/xx/2006.
There  is one civil judgments open against the borrower, in the amount of $xxxch was recorded on xx/xx/2012 in favor of xx
2019 combined annual taxes are due in the amount of $xxx due date is xx/xx/2019.  No prior year delinquent taxes have been found.
The payment history as of xx/xx/2017 shows that the borrower is delinquent for 39 months and next payment due date is xx/xx/2016. The last payment was received on xx/xx/2017 in the amount of $xxx98 which was applied for the due date of xx/xx/2016. The current UPB is in the amount of xx.	Collections Comments:Review of loan file and servicing comment shows that the borrower is delinquent for 39 months and next payment due date is xx/xx/2016. The last payment was received on xx/xx/2017 in the amount of $xxx98 which was applied for the due date of xx/xx/2016. The current UPB is in the amount of xx.
As per servicing comment the foreclosure was initiated on the loan in 2016. As per servicer tape the file was referred on xx/xx/2016 and Judgment Hearing date was xx/xx/2018. In-between foreclosure was placed on hold due to several reasons. As per comment dated xx/xx/2019 the FC sale was scheduled for xx/xx/2019 which was placed on hold due to BK filling. Borrower had filed bankruptcy on xx/xx/2019 chapter 13 with case#xx.  Loan is still in active Bankruptcy.

Foreclosure Comments:As per servicing comment the foreclosure was initiated on the loan in 2016. As per servicer tape the file was referred on xx/xx/2016 and Judgment Hearing date was xx/xx/2018. In-between foreclosure was placed on hold due to several reasons. As per comment dated xx/xx/2019 the FC sale was scheduled for xx/xx/2019 which was placed on hold due to BK filling. Borrower had filed bankruptcy on xx/xx/2019 chapter 13 with case#xx.  Loan is still in active Bankruptcy.
Bankruptcy Comments:Borrower had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2019 and POC was filed by Lender on xx/xx/2019, in the secured claim amount xx and an arrearage amount of xx. Amended CH 13 plan has been filed on xx/xx/2019. Loan is still in active Bk.	The loan modification agreement was made between (Borrower) and (Lender) on xx/xx/2014 with a new principal balance of xx. The borrower promised to pay monthly P&I payment in the amount of $xxx98 beginning on xx/xx/2014 till the maturity date of xx/xx/2034.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan is failed for TILA APR Test and for Seller Paid Points and Fees Exception Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for TILA APR Test and for Seller Paid Points and Fees Exception Test.
Loan data 0.000% comparison data 7.900% hence the variance -7.900%"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at origination is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019 the subject xx was originated on xx.xxf xx in the amount of xx which was recorded on xx/xx/2005.
The chain of assignment has been completed. Currently, the assignment is fromxx
Active liens and judgments:
There is one credit card judgment against borrower (xx) active in the favor oxx in the amount of $xxxded on xx/xx/2009.
There are two civil judgment against borrower. First in the favor of xx) in the amount of $xxx was recorded on xx/xx/2011. The second in the favor of xx, in the amount of $xxx was recorded on xx/xx/2013.
The 1st combined taxes of the year 2018 are paid in the amount of $xxx2nd installment combined taxes of the year 2018 have been due in the amount of $xxx was due on xx/xx/2019.
No prior years of delinquent taxes have been found.
As per the review of payment history as of xx/xx/2019, the borrower is currently delinquent for 8 months and next due date is xx/xx/2018. The last payment was received on xx/xx/2018 in the amount of $xxxh was applied for xx/xx/2018. The current P&I is $xxxPITI is $xxxB reflected in the payment history is in the amount of xx.

Collections Comments:The loan is currently in the bankruptcy and next due date is xx/xx/2018. The last payment was received on xx/xx/2018 in the amount of $xxxh was applied for xx/xx/2018. The current P&I is $xxxPITI is $xxxB reflected in the payment history is in the amount of xx.
The reason for default is unable to be determined.
The loan has been modified on xx/xx/2015.
As per foreclosure document located at "xx" the foreclosure was initiated. The file was referred to an attorney on xx/xx/2014. The complaint was filed on xx/xx/2014. The borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2015.
The borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2015. The plan was confirmed on xx/xx/2015. The date of last filing is xx/xx/2018. As per deadline/ hearing the deadline to file the POC was set for xx/xx/2015. The POC was filed by xx n xx/xx/2015 with the secured claim amount of xx and the arrearage is $xxxhedule-D of xxx dated xx/xx/2015, the amount of claim is xx and the value of property is xx. Hence, the unsecured portion is xx.   As per chapter 13 plan dated xx/xx/2015, the debtor sxxpay the trustee $xxxmonth for 60 months for a total amount of xx. As per Order on Motion to Convert Case from Chapter 7 to Chapter 13 the plan was converted from chapter 7 to chapter 13 on xx/xx/2015.
The occupancy of the subject property is unable to be determined.
No comments were indicating damages and repairs to the subject property.

Foreclosure Comments:
As per foreclosure document located at "xx" the foreclosure was initiated. The file was referred to an attorney on xx/xx/2014. The complaint was filed on xx/xx/2014. The borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2015.

Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2015. The plan was confirmed on xx/xx/2015. The date of last filing is xx/xx/2018. As per deadline/ hearing the deadline to file the POC was set for xx/xx/2015. The POC was filed by xx. on xx/xx/2015 with the secured claim amount of xx and the arrearage is $xxxhedule-D of xxx dated xx/xx/2015, the amount of claim is xx and the value of property is xx. Hence, the unsecured portion is xx. As per chapter 13 plan dated xx/xx/2015, the debtor sxxpay the trustee $xxxmonth for 60 months for a total amount of xx. As per Order on Motion to Convert Case from Chapter 7 to Chapter 13 the plan was converted from chapter 7 to chapter 13 on xx/xx/2015.	According to the modification, the loan was modified on xx/xx/2015 between the borrower xx The new modified principal balance as per modification is in the amount of xx with interest rate 4.000% and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2015. The maturity date as per modification is xx/xx/2055. There is deferred balance in the amount of xx. Hence, the interest bearing amount is xx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan file."
* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at “xx", which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file"	* Application Missing (Lvl 2) "Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
xx Application Disclosure
2.Choice of Settlement Agent Disclosure
3.Disclosure of Charges for Appraisal or Valuation
4.Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, with xx as a nominee for xx.

The chain of assignment has been completed as the xx is currently with the current assignee “xx
There is one junior xx recorded on xx/xx/2015 in favor of xx in the amount of xx.
The subject xx is at second lien position as there is one Municipal lien on the subject property in favor of xx which was recorded on xx/xx/2018 in the amount of $xxxe subject property is located in State of xx which is Super Lien State. There is a risk of the property to be getting foreclosed due to above unpaid lien. This can be cured if above unpaid lien will paid in full with unpaid interest and late fees.
No prior year delinquent taxes have been found.
As per the review of latest payment history as of xx/xx/2019 the loan is in delinquency for 38 months. The last payment was received on xx/xx/2018 in the amount of $xxx59 with interest rate of 4.625% and P&I $xxx81 for the due date of xx/xx/2016. The next due date is xx/xx/2016. The payment history reflects the current UPB in the amount of xx.	Collections Comments:Per xxx Report the borrower (xx) had filed Bankruptcy under chapter-13 on xx/xx/2019 with the Case#xx. The POC was filed by subject creditor on xx/xx/2019 with the secured claim of xx and an arrearage of xx. So far the plan is not confirmed. As per plan dated debtor sxxcure arrears through the plan in the total amount of xx. Objection to confirmation of plan was filed by MTGLQ on xx/xx/2019 and xxx was filed on xx/xx/2019.

As per available comments the foreclosure proceedings were initiated on the property by referring it to Attorney on xx/xx/2016 and the summons & complaint filed date is not found in servicing comments and the sale was scheduled for xx/xx/2019. The file was put on hold due to the bankruptcy filed by debtor on xx/xx/2019 with case#xx under ch#13. The xxx was filed by subject creditor on xx/xx/2019. However, there are no enough evidences are available to confirm the current status of foreclosure sale since the servicing comments are available in the loan file till xx/xx/2019.

The loan is in delinquency for 38 months. The last payment was received on xx/xx/2018 in the amount of $xxx59 with interest rate of 4.625% and P&I $xxx81 for the due date of /xx/2016. The next due date is xx/xx/2016. The payment history reflects the current UPB in the amount of xx.
The loan has been modified twice since origination. The Loan Modification agreement was made on an effective date of xx/xx/2015 between “xx” (borrower) and “xx” (Lender). According to the mod the new principal balance is xx with a fixed amortization and new interest rate is 4.625%. The borrower had given promise to pay P&I in the amount of $xxx81 which had begun from xx/xx/2015 and ends with the maturity date of xx/xx/2054.

The review of the updated title report dated xx/xx/2019 shows that the subject xx is at second lien position as there is one Municipal lien on the subject property in favor of xx Township which was recorded on xx/xx/2018 in the amount of $xxx. The subject property is located in State of xx which is Super Lien State. There is a risk of the property to be getting foreclosed due to above unpaid lien. This can be cured if above unpaid lien will paid in full with unpaid interest and late fees.

No damages were reported.
Foreclosure Comments:As per available comments the foreclosure proceedings were initiated on the property by referring it to Attorney on xx/xx/2016 and the summons & complaint filed date is not found in servicing comments and the sale was scheduled for xx/xx/2019. The file was put on hold due to the bankruptcy filed by debtor on xx/xx/2019 with case#xx under ch#13. The xxx was filed by subject creditor on xx/xx/2019. However, there are no enough evidences are available to confirm the current status of foreclosure sale since the servicing comments are available in the loan file till xx/xx/2019.
Bankruptcy Comments:Per xxx Report the borrower (xx had filed Bankruptcy under chapter-13 on xx/xx/2019 with the Case#xx. The POC was filed by subject creditor on xx/xx/2019 with the secured claim of xx and an arrearage of xx. So far the plan is not confirmed. As per plan dated debtor sxxcure arrears through the plan in the total amount of xx. Objection to confirmation of plan was filed by xx on xx/xx/2019 and xxx was filed on xx/xx/2019.	The loan has been modified twice since origination. The Loan Modification agreement was made on an effective date of xx/xx/2015 between “xx” (borrower) and “xx” (Lender). According to the mod the new principal balance is xx with a fixed amortization and new interest rate is 4.625%. The borrower had given promise to pay P&I in the amount of $xxx81 which had begun from xx/xx/2015 and ends with the maturity date of xx/xx/2054.	Affiliated Business Disclosure Initial Escrow Acct Disclosure	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of the updated title report dated xx/xx/2019 states that the subject xx was originated on xx.00 which is in the favor of xx
The chain of the assignment has been completed and the assignment is with the xx.; recorded on xx/xx/2018.
There is a junior xx dated xx/xx/2007 and recorded on xx/xx/2007 in the amount of xx which is in the favor of xx
There is IRS lien recorded on xx/xx/2010 in the amount of xx which is in the favor of xx
There is a state tax lien recorded on xx/xx/2012 in the amount of $xxxch is in the favor of xx.
There are multiple PVB (civil judgments) violations all are in the favor of xx against the borrower recorded on the different dates in the total amount of $xxxere are multiple xx but there is no single violation having matching borrower name and the property address. ( xx) and the document located at "xx" states that the xx is having different SSN# and xx is having different SSN# so this both may be different entities.
The first & second installment borough taxes of 2020 have been paid.
The third & second installment borough taxes of 2020 have been due.
The annual utility taxes of 2019 have been delinquent in the amount of $xxx the good through date for that was xx/xx/2019.
The review of payment history as of xx/xx/2019 shows that the borrower is delinquent for 99 months and the next due date is 6/xx/2011The last payment was received in the amount of $xxx77 which was applied to xx/xx/2011. The UPB in payment history tape data is reflected in the amount of xx.	Collections Comments:The collection comments review states that the loan is in foreclosure and as per comments dated xx/xx/2019, the reason for default is unemployment.
No bankruptcy records have been found.
The loan has not been modified since origination.
As per document located at "xx" the file was referred to an attorney on xx/xx/2012; however, there is no evidence of this foreclosure being deaccelerated. Again,  as per comments dated xx/xx/2018, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2012 and the complaint was filed on xx/xx/2012. As per comments dated xx/xx/2019, the judgment was entered on xx/xx/2019 in the amount of xx in the favor fo xx However, there is active litigation. According to the comments dated xx/xx/2019, the pleading and litigation action was filed on xx/xx/2019. As per comments dated xx/xx/2019, the foreclosure is contested and the contested matter is motion to compel was filed. There are no recent comments stating that this issue has been resolved.
As per comments dated xx/xx/2018, the property has been owner occupied and the subject property is in average condition.As per comments dated xx/xx/2018, there is a sidewalk repair bill; however, there are no comments
Foreclosure Comments:Per Comment history dated xx/xx/2019, the FC was initiated on xx/xx/2012 and referred to an attorney . The intial complaint was filed on xx/xx/2012.  Service to interested parties was completed on xx/xx/2012.  A settlement conference was held on xx/xx/2013.  From a review of the comments over the prior 24 months it appears borrower is contesting the merits of the FC and contested the action as of xx/xx/2017.   Comments on xx/xx/2018 state that the lender is NOT at risk due to any statutes of limitations at this time.  A judgment was initially entered on xx/xx/2017 that permitted the litigation. A new judgment hearing date was held on xx/xx/2019 and the file was place on Court Delay Hold as of xx/xx/2019, with an anticipated response within 6 months.  Comments as of xx/xx/2019 Loss Mitigation Workout. Hold Comments: Borrower approved for 3 mo pmt plan starting 11/xx/19 $xxx19 .
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The executed copy of final HUD-1 is available; however, few points and fees have been hand written."	* Application Missing (Lvl 2) "The final loan application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The compliance risk indicator is moderate as this loan has failed the TILA Finance Charge Test, TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: Result FAIL Loan Dataxx Comparison Data xx Variance -xx
This loan failed the TILA finance charge test.The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxILA APR Test:Result FAIL Loan Data 6.875% Comparison Data 7.001% Variance-0.126%
This loan failed the TILA APR test.The annual percentage rate (APR) is 7.001%. The disclosed APR of 6.875% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of service transfer is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan files."
								* TIL not hand dated (Lvl 2) "The final TIL is not dated by hand dated by the borrower."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the ProTitle report dated xx/xx/2019 the xx was originated on xx.
The 2nd installment of 2018 for town tax is due on xx/xx/2020 however, 1st installment town taxes was paid on xx/xx/2019 in the amount of $xxxh no prior delinquency.
No active prior liens or judgments were found in the updated title.

According to the payment history as of dated xx/xx/2019 the borrower has been delinquent for 44 months and the next due date xx/xx/2016. The last payment was received on 0xx/xx/2019 for the amount of $xxxTI).The monthly P&I is in the amount of $xxxth an interest rate of 4.00%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The current status of the loan is in active bankruptcy. The process of foreclosure has been initiated, the file was referred to an attorney. However, no comments have been found regarding the foreclosure.
The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018 and the plan has confirmed on xx/xx/2019.
The loan has modified since the origination.
The reason for default is unable to determine.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Foreclosure Comments:The process of foreclosure has been initiated, the file was referred to an attorney. However, no comments have been found regarding the foreclosure.
The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018 and the plan has confirmed on xx/xx/2019.

Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018 and the plan has confirmed on xx/xx/2019. The POC was filed on xx/xx/2019 the amount of POC is xx and the arrearage amount is xx. The chapter 13 plan was filed on xx/xx/2018 as per plan the debtor supposes to pay the trustee the amount of $xxxr month for 60 months.	The modification agreement was made between the lender xx. and the borrower xx. on xx/xx/2013, the new principal balance as per mod is xx. The first payment was due on xx/xx/2013 and the maturity date is xx/xx/2053. The modified P&I is in the amount of $xxxth an interest rate of 4.00%. The modification does not contain balloon payment.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "CT License Validation Test: FAIL
This loan failed the Connecticut license validation test.
First xx lender licenses and secondary xx lender licenses in existence on June 30th, 2008 sxxbe deemed on and after xxxst, 2008, to be a xx lender license.
As of xxx, 2008 the Connecticut First xx Lender License and the Connecticut Second xx Lender License are no longer valid. The Connecticut xx Lender License is available for loans with a closing date before xxxst, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CT License Validation Test: FAIL
This loan failed the Connecticut license validation test."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1.Appraisal Disclosure
2.2nd Liens = provide xx disclosure and comply with terms xx Insurance Disclosure
3.Interest Rate Disclosure
4.Lock-In Agreement Disclosure
5.Payoff Statement Disclosure
6.Legal RepresentationDisclosure
7.Non-Prime HUD ContactDisclosure
8.Non-Prime Notice of LoanTerms Disclosure
9.Interim Financing Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure document is missing from loan file ."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019, shows that the subject xx was originated on xx.
The chain of the assignment has been completed. The latest assignment is with xx. which was recorded on xx/xx/2018.
There is a junior lien in the favor of xx III in the amount of xx which was recorded on xx/xx/2007.
There is a civil judgment in the favor of xx in the amount of $xxxch was recorded on xx/xx/2016.
1st installment of combined jurisdiction tax of 2018 has been paid in the amount of $xxxxx/xx/2019.
2nd installment of the combined jurisdiction tax of 2018 is due in the amount of $xxxxx/xx/2019.
No prior year delinquent taxes have been found.	According to the review of payment history as of xx/xx/2019, the borrower has been delinquent for 35 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2016 and the next due date for payment is xx/xx/2016. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected in the amount of xx.

Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for 35 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2016 and the next due date for payment is xx/xx/2016. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected in the amount of xx.
As per the comment dated xx/xx/2019, the reason for default is marital difficulties.
The loan modification agreement was made between (borrower)xx and (Lender)  xx, on xx/xx/2016.
The comment dated xx/xx/2019 shows that the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2016 and the complaint was filed on xx/xx/2016. The judgment was entered on xx/xx/2018. As per the comment dated xx/xx/2019, the sale has been scheduled for xx/xx/2019. However, the foreclosure was put on hold as the borrower had filed bankruptcy on xx/xx/2019.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case # xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. As per the chapter 13 plan, the debtor sxxpay to the trustee the sum of $xxx per month for 3 months, then $xxx00 per month for 57 months. The POC was filed on xx/xx/2019, with the secured claim amount of xx and the arrearage is in the amount of xx. The date of the last filing is xx/xx/2019.	This loan modification agreement was made between (borrower) xx and (Lender) xx, on xx/xx/2016.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 4.00% and new P&I is in the amount of $xxx beginning from xx/xx/2016. The maturity is xx/xx/2056. There is no provision for the balloon payment. Previously, the loan has been modified in the year 2011 and 2014.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "IN License Validation Test: FAIL
This loan failed the xx license validation test. xx House Enrolled Act 1359 requires the xx Department of Financial Institutions to begin regulation of both first and subordinate lien xx lending under the First Lien xx Lending License and Subordinate Lien xx Lending
License. As a result, lenders will no longer be allowed to make loans under the xx Unregulated (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The xx First Lien xx Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xxx, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the xx license validation test."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file.
1.Hazard Insurance Disclosure
2.Federal Consumer Credit Protection Act Disclosure
3.Insurance Freedom of Choice Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is Missing from the Loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.35 which was recorded on xx/xx/2005.
The chain of assignment is not complete. The current assignment is from xx to xx which was recorded on xx/xx/2016; however, the current assignment is to xx
No Active judgments or liens have been found.
Annual combined taxes for the year of 2019 are due on xx/xx/2019 in the amount of $xxx prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2019, the borrower is currently delinquent for 18 months and the next due date for the regular payment is xx/xx/2018. The last payment was received on xx/xx/2018 in the amount of $xxx, which was applied for the due date of xx/xx/2018. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the bankruptcy and the next due for the regular payment is xx/xx/2018. The last payment was received on xx/xx/2018, in the amount of $xxx which was applied for xx/xx/2018. The UPB reflected in the payment history is in the amount of xx.
The reason for the default of the borrower was a curtailment of income.
No loss mitigation activity has been initiated.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated. The foreclosure file was referred to an attorney on xx/xx/2019; however, the foreclosure file was put on hold as the borrower  “xx” had filed for bankruptcy under Chapter-13 with case#xx on xx/xx/2019.
Bankruptcy Comments:According to the xxx report, the borrower “xx” had filed for bankruptcy under Chapter-13 with case#xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The POC was filed by the xx on xx/xx/2019 with the POC amount of xx and the amount of arrearage is xx. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee for 60 months. The first 2 months in the amount of $xxx00 and the remaining 58 months in the amount of $xxx00. No comment has been found indicating a cram-down. The last filing date of bankruptcy was xx/xx/2019.	Unavailable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD along with estimated hud-1 and itemization is missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property located at xx state. The "Choice of Insurer" state disclosures are missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The service transfer disclosure is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form is missing in the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.10, withxx. with Instrument| Book/Page# xx
The chain of assignment has not been completed. Currently, the xx is with xx which was recorded on xx/xx/2016. It should be with xx.
There is an IRS lien in the favor of  xx - Internal Revenue Service which was recorded on xx/xx/2019 in the amount of xx.
There is a xx lien in the amount of $xxxch was recorded on xx/xx/2013 in the favor of xx
There is a judgment in the amount of $xxxthe favor of xx
Of Missouri, xx. which was recorded on xx/xx/2011.
Annual taxes for the year of 2018 have been paid in the amount of $xxxprior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for 14 months and the next payment is due for xx/xx/2018. The last payment was received in the amount of $xxx which was applied for xx/xx/2018. The UPB as per tape is xx. The current P&I is $xxx and PITI is $xxx.	Collections Comments:The loan is currently is collection.
According to the modification, the loan was modified as forbearance agreement on xx/xx/2009 between the borrowers xx. The new modified principal balance as per modification is in the amount of xx  with interest rate starting at8.750% and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2009 The maturity date as per modification is xx/xx/2009. This loan was modified once.

According to the xxx, the borrowers xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2013. The POC was filed on 10/xx/13, the POC amount is $xxxand the arrearage amount is xx. The debtor sxxpay the trustee $xxxr month  under chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of amount of unsecured portion is xx. There is no comment indicating a cram down. The joint debtors has been discharged from bankruptcy on12/xx/2018.
The reason for default is unable to determine. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the review of the xxx report, the borrowers xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2013. The POC was filed on 10/xx/13, the POC amount is $xxxand the arrearage amount is xx. The debtor sxxpay the trustee $xxxr month under chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of amount of unsecured portion is xx. There is no comment indicating a cram down. The joint debtors have been discharged on12/xx/2018 and the case was terminated on xx/xx/2018.	Not Applicable	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Origination Fee First Lien Test: FAIL $xxx73 $xxx +$xxx26
Origination Fee & Broker Fee Test: FAIL $xxx73 $xxx +$xxx26"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the first lien origination fee test. (MRS § 408.052. 1.)
The loan charges more than a 1% origination fee (whether from the buyer or the seller).

This loan failed the origination fee and broker fee test. (MRS §408.052 1.)
The loan does not have DIDMCA preemption selected and the sum of the origination fee and all broker fees is greater than 1%."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located at xx Following state disclosures are missing,

1.MO Collateral Protection Act Notice,
2.Borrowers Choice of Insurer orAgent"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated  business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the pro-title dated xx/xx/2019 reflects that the subject xx was originated on xx.xx in the amount of xx, which was recorded on xx/xx/2008.
The chain of the assignment has not been completed. The latest assignment is with xx which was recorded on xx/xx/2016. However, the missing assignment is to xx.
There is an active civil judgment against the borrower xx in the amount of xx which was recorded on xx/xx/2011.
Annual xx taxes for the year of 2018 have been paid on xx/xx/2018 in the amount of $xxxrior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/2018, the borrower is currently delinquent for 10 months and the next due date for the regular payment is xx/xx/2018. The last payment was received on xx/xx/2018 in the amount of $xxxch was applied for the due date of xx/xx/2018. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the bankruptcy and the next due for the regular payment is xx/xx/2018. The last payment was received on xx/xx/2019, in the amount of $xxxh was applied for xx/xx/2018. The UPB reflected in the payment history is in the amount of xx.
Unable to determine the reason for the default and intention of the borrower from the available servicing comments.
No loss mitigation activity has been initiated.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the borrower  “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2016 and the plan was confirmed on xx/xx/2016. The POC was filed by the creditor on xx/xx/2016 with the POC amount of xx and the amount of arrearage is xx. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee in the amount of $xxxthe period of 60 months for the total amount of xx to the trustee. The Schedule-D in xxx shows xx as an unsecured portion out of claim amount xx. No comment has been found indicating a cram-down.  Last time bankruptcy was filed on xx/xx/2019.

The Loan modification agreement was made on xx/xx/2017, between the borrower “xx.”. The borrower promises to make a monthly payment of $xxx the rate of interest 2.615%, beginning from xx/xx/2017 till the maturity date of 11/xx/205. The new principal balance stated in the Modification is in the amount of xx. The xx of the new principal balance should be deferred and would be treated as non-interest bearing principal balance.	Credit Application Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 8.101%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: FAIL Loan Data 0.000% Comparison Data 8.101% Variance -8.101%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property located at xx state. The following require state disclosures are missing from the loan file.
1.Anti-Coercion Notice
2.Radon Gas Disclosure
3.Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx. which was recorded on xx/xx/2002.
The chain of assignment has been completed. Currently, the xx is with xx. which was recorded on xx/xx/2018.
No active judgments and liens have been found.
1st installment taxes for the year of 2019 have been paid in the amount of $xxx prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for 9 months and the next payment is due for xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2018. The UPB is xx. The current P&I is $xxx and PITI is $xxx.	Collections Comments:The loan is currently in bankruptcy and the next payment is due for xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2018. The borrower xx, III had filed for bankruptcy under chapter-13 with case# xx on xx/xx/2016. The plan was confirmed on xx/xx/2016. N evidence of post-closing foreclosure have been found. The RFD is unable to be determined. No repairs and damages have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the review of the xxx report, the borrower xx, III had filed for bankruptcy under chapter-13 with case# xx on xx/xx/2016. The POC was filed on 02/xx/17, with its amount as $xxxd the arrearage amount is $xxx.96. As per the chapter 13 plan filed on xx/xx/2016, the debtor sxxpay the trustee $xxx for 60 months under chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx. There is no comment indicating a cram-down. The plan was confirmed on xx/xx/2016.	This modification agreement was signed between the borrowerxx. on xx/xx/2013.
The UPB is xx. The borrower promises to pay P&I in the amount of $xxx with an interest rate of 4.000%, beginning from xx/xx/2013. The maturity is xx/xx/2053.
Affiliated Business Disclosure Missing Required State Disclosures Right of Rescission	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "As subject property is located in xx Following state disclosures for the same are missing:

xx Borrower's Bill of Rights,
xx Consumer Caution and Homeownership Counseling Notice,
3.Choice of Insurance Agent."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated  business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from loan files."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx. The chain of assignment is complete as the subject xx is with the current assignee, xx
There is a junior xx in the amount of xx in favor ofxx which was recorded on xx/xx/2005 in Book/Page xx
There is an active civil judgment against the borrower in the amount of $xxxch was recorded on xx/xx/2013 in favor of xx
There are active two state tax liens against the borrower in the total amount of $xxxch was recorded on xx/xx/2017 and xx/xx/2017 in favor of xx
1st installment of combined tax for the year of 2018 has been paid on xx/xx/2019 in the amount of $xxxd installment of combined tax for the year of 2018 is due on xx/xx/2019 in the amount of $xxx	Review of the payment history provided from xx/xx/2017 to xx/xx/2019 reveals that borrower has been the delinquent for 36 months. The seller tape data shows that last payment was received in the amount of $xxx. The next due date is xx/xx/2016. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 6.000%.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower has been the delinquent for 36 months. The seller tape data shows that last payment was received in the amount of $xxx. The next due date is xx/xx/2016. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 6.000%.
Loan modification agreement was made between the borrower and Lender on xx/xx/2015. The new modified rate is 6.000% and borrower promises to pay P&I in the amount of $xxx which has begun on xx/xx/2015. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2055. Reason for Modification is Financial Hardship.

Borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2017. As per xxx deadline for filing POC was xx/xx/2017. Subject creditor has filed POC 2/xx/20218 after the deadline which states that the amount of secured claim is xx and the amount of arrearage is $xxx27. Schedule D of xxx dated xx/xx/2017 shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore the unsecured portion is xx. Subject creditor has filed motion for relief from automatic stay on xx/xx/2017. Debtor has filed amended chapter 13 plan on xx/xx/2017 which states that the debtor sxxpay $xxx per month for 6 months than $xxx per month for 53 months and debtor will pay the subject secured claim direct to subject creditor (Outside the Plan). Order Confirming Chapter 13 Plan was filed on xx/xx/2018 which states that the debtor amended plan is hereby confirmed. Currently debtor is in active bankruptcy.
As per collection comments subject property has been occupied by the owner and in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2017. As per xxx deadline for filing POC was xx/xx/2017. Subject creditor has filed POC 2/xx/20218 after the deadline which states that the amount of secured claim is xx and the amount of arrearage is xx Schedule D of xxx dated xx/xx/2017 shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore the unsecured portion is xx. Subject creditor has filed motion for relief from automatic stay on xx/xx/2017. Debtor has filed amended chapter 13 plan on xx/xx/2017 which states that the debtor sxxpay $xxx per month for 6 months than $xxx per month for 53 months and debtor will pay the subject secured claim direct to subject creditor (Outside the Plan). Order Confirming Chapter 13 Plan was filed on xx/xx/2018 which states that the debtor amended plan is hereby confirmed. Currently debtor is in active bankruptcy.	Loan modification agreement was made between the borrower and Lender on xx/xx/2015. The new modified rate is 6.000% and borrower promises to pay P&I in the amount of $xxx which has begun on xx/xx/2015. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2055. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Missing Dicsloures Note	3: Curable	* Note is missing or unexecuted (Lvl 3) "Note is missing from the loan file."	* Cash out purxxx(Lvl 2) "This is purxxxloan. As per final HUD-1 303 section shows that the cash was paid to borrower in the amount of $xxx instead of taking cash from borrower."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "ComplianceEase Exception Test failed due to xx License Validation Test is failed.
The Indiana First Lien xx Lending License and xx Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xxx, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk indicator is Moderate due to xx License Validation Test is failed."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 states that the subject xx was originated xx/xx/2003 in the amount of xx with lender xx. The chain of assignment has been completed.
There is a junior child support lien in the favor of xx in the amount of $xxxch was recorded on xx/xx/2019.
There is a state tax lien the favor of xx in the amount of $xxxich was recorded on xx/xx/2012.
There are multiple junior civil judgments in the favor of xx which was recorded don different dates, totally in the amount of $xxx25.
2019 xx annual tax certificate require for current tax status.
The review of the payment history shows that, the borrower is currently delinquent for 5 months and the next due date is for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for due date xx/xx/2019. The UPB stated in the payment history is xx.The Current P&I is $xxx and PITI is $xxx, with the interest rate of 4.500%.	Collections Comments:As per servicing collection comments, the loan is in Bankruptcy. The review of the payment history shows that, the borrower is currently delinquent for 5 months and the next due date is for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2019. The UPB stated in the payment history is xx.The Current P&I is $xxx and PITI is $xxx, with the interest rate of 4.500%.
The reason for default is excessive obligations.
No evidence of damage or repair to the property has been found.
Foreclosure sale was last scheduled for xx/xx/2017. Sale date has been put on hold due to bankruptcy.

Foreclosure Comments:As per the review of servicing comments, the foreclosure was initiated. The file was referred to an attorney on xx/xx/2015. The complaint was filed on xx/xx/2016 and the judgment was entered on xx/xx/2016. Foreclosure sale was last scheduled for xx/xx/2017. However, the sale was stayed as borrower filed bankruptcy under chapter-13 with the case# xx on xx/xx/2016.
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx on xx/xx/2016. The plan was confirmed on xx/xx/2017. The POC was filed on xx/xx/2016 for the secured claim of xx and amount of arrearage is $xxxAs per plan , the debtor intends to cure the arrearage and maintain the post-xx through trustee in the amount of $xxx.	This modification agreement was signed between the xx, and xx., dated on xx/xx/2014 .The Unpaid principal Balance is xx with an interest rate of 4.500% .The borrower promises to pay the monthly P&I of $xxxbeginning from xx/xx/2014. The maturity is dated xx/xx/2046.

Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test. This loan failed the TILA foreclosure rescission finance charge test
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: Result: FAIL ; Loan Data: xx; Comparison Data:  xx; Variance: -$xxx91.
TILA Foreclosure Rescission Finance Charge Test: Result: FAIL; Loan Data:  xx; Comparison Data:  xx; Variance -$xxx91.
TILA APR Test: Result: FAIL; Loan Data:  9.227%; Comparison Data:  9.407%; Variance: -0.180%."
* Missing Required State Disclosures (Lvl 2)     "?List of Services Providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "?Servicing transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "?Affiliated Business Form is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 states that the subject xx was originated on xx.00, with W/Exx. with Instrument#xx | Book #xx
The chain of assignment is incomplete. Currently, the xx assignment is withxx. This should be with xx
No active judgments or liens have been found.

First and second xx taxes of 2018 have been paid in the total amount of $xx.	The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 10 months. The last payment was received on xx/xx/2019 in the amount of $xxx and it was applied for the due date of xx/xx/2018. The current P&I is $xxx and interest rate is 7.00%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 10 months. The last payment was received on xx/xx/2019 in the amount of $xxx and it was applied for the due date of xx/xx/2018.
According to the xxx,xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. POC was filed by xx on xx/xx/2019, in the secured claim amount of xx and an arrearage in the amount of $xxx00. Amended Chapter 13 Plan was filed on xx/xx/2019, which states subject creditor claim arrearage will be paid through bankruptcy with no designated monthly payments in the amount of $xxx.75 and regular payment will be paid in the amount of $xxx monthly. This plan was confirmed on xx/xx/2019. Motion to Dismiss the case was filed on xx/xx/2019.
No foreclosure proceedings have been found in the recent 24 months.
According to collection comment, no damages or repairs have been found.
As per exterior inspection (xx)  report dated xx/xx/2019, the property is occupied by unknown and no damages or repairs have been found.

Update:-
As per the collection comment dated xx/xx/2023, the borrower filed bankruptcy under chapter 13 on xx/xx/2019 with case #xx. As per the collection comment dated xx/xx/2024, the arrears are paid in full. As per the collection comment dated xx/xx/2024, the bankruptcy has been discharged. As per the collection comment dated xx/xx/2024, bankruptcy has been discharged on xx/xx/2024 and closed on xx/xx/2024.
The reason for default is unable to be determined from collection comments.
No evidence foreclosure has been found.
No evidence of litigation or contested has been found.
No evidence of damage or repair has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. POC was filed by š›œž8‹C…;K=>?KP8†Ÿ on xx/xx/2019, in the secured claim amount of xx and an arrearage in the amount of $xxx00. Amended Chapter 13 Plan was filed on xx/xx/2019, which states subject creditor claim arrearage will be paid through bankruptcy with no designated monthly payments in the amount of $xxx.75 and regular payment will be paid in the amount of $xxx monthly. This plan was confirmed on xx/xx/2019. Motion to Dismiss the case was filed on xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/ settlement statement along with estimated HUD-1 / itemization of fees are missing from the loan file. Only the first page of final HUD-1 available in the loan file located at "xx"."
* Lost Note Affidavit (Lvl 3) "Lost note affidavit dated xx/xx/2015 is found in the loan file located at# "xx". It shows, the original note was misplaced, lost or destroyed. However, duplicate copy of note is also available in the loan file."	* Application Missing (Lvl 2) "Final application is missing from loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The service provider disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosure required for xx state which are missing from loan file.

1.Equal Credit Availability Notice
2.Insurance Tying Disclosure
3.Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The service transfer document is missing from loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business form is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00 in favor of xx.
2019 combined annual taxes are exempt.
No prior year delinquent taxes have been found.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
There is one junior xx open against the property in the amount of xx which was recorded on xx/xx/2003 in favor of xx
The Payment History as of xx/xx/2018 shows that the borrower is 38 months behind the payment. The last payment was received on xx/xx/2018 in the amount of $xxx which was applied for the due date of xx/xx/2016. Next due date is xx/xx/2016. The current unpaid principal balance is in the amount of xx.	Collections Comments:Review of loan file and servicing comment shows that the borrower is 38 months behind the payment. The last payment was received on xx/xx/2018 in the amount of $xxx which was applied for the due date of xx/xx/2016. Next due date is xx/xx/2016. The current unpaid principal balance is in the amount of xx.
As per pre-foreclosure checklist located at "xx" the foreclosure was initiated on the loan in 2013. As per FC document located at "xx" the FC sale was scheduled for xx/xx/2017 which was cancelled due to BK filling.  The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2017 with the Case#xx.
Latest comment dated xx/xx/2019 states that FC action has been dismissed. No dismissal date has been found. We are unable to find de-acceleration letter for FC dismissal.
The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2017 with the Case#xx. BK plan got confirmed on xx/xx/2017.
POC was filed on xx/xx/2017 with POC amount xx and arrearage xx.  Loan is still in active Bankruptcy.
Update:
As per comment dated xx/xx/2023, the new bankruptcy has been filed. The further details of the new bankruptcy filed are unavailable.
As per comment dated xx/xx/2023, the motion for discharge has been filed for prior bankruptcy ch-13 dated xx/xx/2021.
As per comment dated xx/xx/2022, the reinstatement wire fund has been received in the amount of xx. The subject loan has been reinstated.
As per comment dated xx/xx/2022, the bidding instruction to attorney is completed on xx/xx/2022.
As per comment dated xx/xx/2022, the subject property is owner-occupied.
As per comment dated xx/xx/2022, the foreclosure sale is scheduled for xx/xx/2022.
As per comment dated xx/xx/2022, the borrower has been deceased. The further details are unavailable.
As per comment dated xx/xx/2022, the referred-to attorney is completed on xx/xx/2022.
Foreclosure Comments:As per pre-foreclosure checklist located at "xx" the foreclosure was initiated on the loan in 2013. As per FC document located at "xx" the FC sale was scheduled for xx/xx/2017 which was cancelled due to BK filling.  The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2017 with the Case#xx.
Latest comment dated xx/xx/2019 states that FC action has been dismissed. No dismissal date has been found. We are unable to find de-acceleration letter for FC dismissal.

Bankruptcy Comments:The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2017 with the Case#xx. BK plan got confirmed on xx/xx/2017.
POC was filed on xx/xx/2017 with POC amount xx and arrearage xx.
Not Applicable	Affiliated Business Disclosure Missing Required Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan is failed for TILA Finance Charge Test and for Predatory Lending Guidance."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan is failed for Predatory Lending Guidance.
The points and fees charged to the borrower exceed the greater of 5% of the xx amount or $xxx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for TILA Finance Charge Test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx
* Missing Required Disclosures (Lvl 2)     "Settlement Services Providers List (SSPL) disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrowers."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019, shows that the subject xx was originated on xx.xxhich was recorded on 8/2008.
The chain of the assignment has been completed. The latest assignment is with xx which was recorded on xx/xx/2019.
There is a judgment in the favor xx in the amount of $xxx was recorded on xx/xx/2017.
There are 8 senior civil judgments in the favor of different plaintiffs in the total amount of xx which was recorded on different dates.
1st installment of xx jurisdiction tax of 2019 has been paid in the amount of $xxx/xx/2019.
2nd installment of xx jurisdiction tax of 2019 is due in the amount of $xxx/xx/2019.
No prior year delinquent taxes have been found.	According to the review of payment history as of xx/xx/2019, the borrower has been delinquent for 12 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected in the amount of xx.	Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for 12 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected in the amount of xx.
As per the comment dated xx/xx/2017, the reason for default is incomplete income.
The Step modification agreement was signed between the borrowerxx on xx/xx/2015.
The comment dated xx/xx/2019 shows that the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2017. As per the comment dated xx/xx/2018, the sale has been scheduled for xx/xx/2018. However, the foreclosure was put on hold as the borrower had filed bankruptcy on xx/xx/2018.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with case # xx on xx/xx/2018 and the plan was confirmed on 1xx/xx/2018. As per the amended chapter 13 plan, the debtor sxxpay to the trustee the sum of $xxxmonth for 53 months. The POC was filed on xx/xx/2018 with the secured claim amount of xx and the arrearage is in the amount of $xxxte of the last filing is xx/xx/2019.	This Step modification agreement was signed between the borrower xx on xx/xx/2015.
The Unpaid Principal Balance is xx with interest rate 2.00% which steps up in 5 steps ending at 4.125%. The borrower promises to pay the monthly P&I of $xxxnning from xx/xx/2015. The maturity is xx/xx/2054. The interest bearing amount is xx and deferred balance in the amount of xx. There is no provision for the balloon payment.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/settlement statement and itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "Final application / 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file.
1.VA Application Disclosure
2.Choice of Settlement Agent Disclosure
3.Disclosure of Charges For Appraisal or Valuation
4.Copy of Appraisal or Statement of Appraised Value
5.Affiliated Business Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.0 with the lender xx Lender with Book # xx
The chain of assignment has been completed. The last assignment was done from xx to xx which was recorded on xx/xx/2018 with Book # xx
Active xx details are as follows:
There is 1 active xx which was recorded on xx/xx/2004 in the favor of xx with the Book# xx
Annual combined 1st installment taxes have been paid in the amount of $xxxre as Annual combined 2nd installment taxes have been due in the amount of $xxx prior year delinquent taxes have been found.

As per the review of payment history as of xx/xx/2019, the borrower is delinquent with loan for 42 months and the next due date for payment xx/xx/2016. The last payment was received date on xx/xx/2018 which is in the amount of $xxx40 which was applied for due date xx/xx/2016. The current P&I is in the amount of $xxx40 and current PITI is in the amount of $xxx98 with an interest rate of 4.00%.The current UPB reflected as per the payment history is in the amount of xx.

Collections Comments:The loan is currently in bankruptcy, As per the review of payment history as of xx/xx/2019, the borrower is delinquent with loan for 42 months and the next due date for payment xx/xx/2016. The last payment was received date on xx/xx/2018 which is in the amount of $xxx40 which was applied for due date xx/xx/2016. The current P&I is in the amount of $xxx40 and current PITI is in the amount of $xxx98 with an interest rate of 4.00%.The current UPB reflected as per the payment history is in the amount of xx.
 The loan was modified on xx/xx/2015 between the borrower xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 4.000 % and the borrower promises to pay P&I in the amount of $xxx40 beginning from xx/xx/2015. The maturity date as per modification is xx/xx/2055. This loan was modified 2 times.
According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is xx. The debtor sxxpay the trustee $xxxper month for 3 months and $xxx month for 57 months under chapter 13 plan. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx. There is no comment indicating a cram down.

As per updated title, the foreclosure was initiated. As per tape data the file was referred to attorney xx/xx/2016.As per updated title 37417pg#66, the complaint was filed xx/xx/2016.However, the foreclosure was put on hold due to borrower filed bankruptcy on xx/xx/2019. No further details have been found.
As per collection comments the reason for default is unable to be determined. The current occupancy is owner occupied.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Foreclosure Comments:As per updated title, the foreclosure was initiated. As per tape data the file was referred to attorney xx/xx/2016.As per updated title xx, the complaint was filed xx/xx/2016.As per collection comments dated xx/xx/2019, the hearing  for sale date on xx/xx/2019.However, the foreclosure was put on hold due to borrower filed bankruptcy on xx/xx/2019. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is xx. The debtor sxxpay the trustee $xxxper month for 3 months and $xxx month for 57 months under chapter 13 plan. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx. There is no comment indicating a cram down.

The loan was modified on xx/xx/2015 between the borrower xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 4.000 % and the borrower promises to pay P&I in the amount of $xxx40 beginning from xx/xx/2015. The maturity date as per modification is xx/xx/2055. This loan was modified 2 times.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure document is missing in the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure document is missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Providers document is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the xx state. The following state disclosures are missing from the loan file:

1.Affidavit of Consideration
2.Affidavit of Disbursement
3.First Time Buyers Affidavit
4.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5.Balloon Payment
6.No Escrow Account
7.Mandatory Binding Arbitration Disclosures
8.Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, in favor of xx.  recorded with Instrument # xx
The chain of assignment has been completed. The current assignments are With xx. recorded on xx/xx/2018.
There is state tax against the borrower in the favor of xx and finance for the amount of xx which was recorded on xx/xx/2016.
There are utilities taxes which are delinquent in the amount of $xxx the year 2019 and the good through date is xx/xx/2019
 Annual xx taxes for the year 2018 have been paid in the amount of $xxx prior delinquent taxes are found.
As per the review of payment history as of xx/xx/2019, the borrower is delinquent with loan for 111 months and the next due date for payment xx/xx/2010. The last payment was received date is not available which is in the amount of $xxx73 which was applied for due date xx/xx/2010. The current P&I is in the amount of $xxx73 with an interest rate of 6.000%.The current UPB reflected as per the payment history is in the amount of xx.

Collections Comments:The loan is currently in collection, the borrower is delinquent with loan for 111 months and the next due date for payment xx/xx/2010. The last payment was received date is not available which is in the amount of $xxx73 which was applied for due date xx/xx/2010. The current P&I is in the amount of $xxx73 with an interest rate of 6.000%.The current UPB reflected as per the payment history is in the amount of xx.

According to the xxx, the borrower xx had filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2019 .The POC was filed on  xx/xx/2019 , the POC amount is xx and the arrearage amount is xx . The debtor sxxpay to the trustee $xxxr Month commencing xx/xx/2019 through and including xx/xx/2024 for period of 60months
As per collection comments, the foreclosure was initiated. The file was referred to attorney xx/xx/2010. The complaint was filed xx/xx/2014.The judgment entered on xx/xx/2019.The sale was scheduled on xx/xx/2019.However; the foreclosure was put on hold due to the borrower xx  had filed bankruptcy under chapter- 13 with the case#  xx on xx/xx/2019.No further details have been found.

  As per collection comments, the reason for default is unable to be determined. As per collection comments dated xx/xx/2019, the current occupancy is tenant.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Update:-
As per the collection comment dated xx/xx/2023, the borrower filed bankruptcy under chapter 13 on xx/xx/2020 with the case #xx. As per the collection comment dated xx/xx/2024, the borrower discharged on xx/xx/2024, and the bankruptcy closed on xx/xx/2024.
No additional information has been found.

Foreclosure Comments:As per collection comments, the foreclosure was initiated. The file was referred to attorney xx/xx/2010. As per updated title "xx",The complaint was filed xx/xx/2017.The judgment entered on xx/xx/2019.The sale was scheduled on xx/xx/2019.However; the foreclosure was put on hold due to the borrower xxx  had filed bankruptcy under chapter- 13 with the case#  xx on xx/xx/2019.No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower xx  had filed bankruptcy under chapter- 13 with the case#  xx on xx/xx/2019 .The POC was filed on  xx/xx/2019 , the POC amount is xx and the arrearage amount is xx . The debtor sxxpay to the trustee $xxxr Month commercing xx/xx/2019 to xx/xx/2024 for period of 60months
The schedule D of xxx dated xx/xx/2017 shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, there is no  unsecured portion . There is no comment indicating a cram down. The debtor was dismissed on xx/xx/2019.
Not Applicable	Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per 1003 xx/xx/2007 the total monthly income is in the amount of $xxx70 and the total monthly expenses is in the amount of $xxxnce, DTI is exceeding 60%."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at xx , following state disclosures are missing from the loan files.
xx Consumer Credit Disclosure / Fair Credit Reporting Notice
xx Interest Rate Disclosure
xx Hazard Insurance  Disclosure
Tax Escrow Account Designation
xx Bankers and Exempt Organizations Preapplication
Part 80 Disclosure
Alternative xx Transaction Disclosures
Co-Signer Notice Requirements
Default Warning Notice
Smoke Alarm Affidavit
xx Real Property Escrow Account Disclosure
Subprime Home Loan Counseling Disclosure
Subprime Home Loan Tax and Insurance Payment Disclosure
Subprime Home Loan Disclosure
Commitment Disclosure
Lock-in Disclosure
Expiration of Lock-in or Commitment Period"
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of servicing transfer disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019, shows that the subject xx was originated on xx.com which was recorded on xx/xx/2004.

The chain of the assignment has been completed. The last assignment is xx

There is a senior xx on the subject property originated on xx.00.

There are two ECB Liens against the subject property recorded on different dates in favor of xx in the total amount of $xxxhere is a IRS lien against the borrower xx recorded on xx/xx/2012 in favor of IRS in the amount of xx.

There is a state tax liens against the borrower recorded on xx/xx/2019 in favor of xx in the amount of $xxx
Annual xx taxes for the year of 2019 are paid in the total amount of $xxxe utility taxes for the year of 2019 are due in the amount of $xxxh good through date of xx/xx/2019
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2019, the borrower is delinquent for 82 months. The payment applied date was xx/xx/2012 and the next due date for payment is xx/xx/2012. The P&I is in the amount of $xxx10. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the servicing comments, the loan is collections. The borrower is delinquent for 82 months. The payment applied date was xx/xx/2012 and the next due date for payment is xx/xx/2012. The P&I is in the amount of $xxx10. The UPB reflected as per the payment history is in the amount of xx.

The reason for default is unemployment of borrower.

The foreclosure was initiated. The file was referred to an attorney on xx/xx/2014 and the complaint was filed on xx/xx/2014. However, the amended complaint was filed on xx/xx/2019. No further details have been found.
As per the collection comment dated xx/xx/2019, the subject property is occupied by the owner. No damages have been found.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2014 and the complaint was filed on xx/xx/2014. However, the amended complaint was filed on xx/xx/2019. No further details have been found.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure HUD-1 Closing Statement Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. However, the estimated HUD is available in the loan file (xx)."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.xx with xx
The chain of assignment has been completed. Currently, the xx is with xx, which was recorded on xx/xx/2018.
Active liens and judgments against the borrower as follows:
Two civil judgment against the borrower in favor of xx which was recorded on different dates, however; the judgment amount is unavailable.
xx annual tax for the year 2018 has been paid in the amount of $xxx/xx/2018.
According to the review of payment history as of xx/xx/2018, the borrower is delinquent for 33 months. The last payment was received on xx/xx/2018, the payment applied date was xx/xx/2016 and the next due date for payment is xx/xx/2016. The P&I is in the amount of $xxxPITI is in the amount of $xxx the tape data as of xx/xx/2019 the UPB reflected in the amount of xx excluding the deferred balance of xx.	Collections Comments:The loan is currently in Bankruptcy. According to the review of payment history as of xx/xx/2018, the borrower is delinquent for 33 months. The last payment was received on xx/xx/2018, the payment applied date was xx/xx/2016 and the next due date for payment is xx/xx/2016. The P&I is in the amount of $xxxPITI is in the amount of $xxx the tape data as of xx/xx/2019 the UPB reflected in the amount of xx excluding the deferred balance of xx.
The Loan Modification agreement was made between “xx “(borrower) and “xx” (lender) on xx/xx/2013.
The reason for default is unavailable.
As per the servicing comment dated xx/xx/2019 and the latest inspection report dated xx/xx/2019 located at “xx”, the subject property occupancy condition is unknown. No damages or repairs have been found.

Foreclosure Comments:The foreclosure was initiated in 2017. The file was refer to attorney on xx/xx/2017 the complaint was filed on xx/xx/2017. However, the foreclosure has been put on hold as the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2018.
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is xx. The chapter 13 plan was confirmed on xx/xx/2018 and the debtor sxxpay P&I to the trustee in the amount of $xxx60 months. The schedule D of xxx does not show any unsecured portion. There is no comment indicating a cramdown	The Loan Modification agreement was made between “xx, “(borrower) and “xx” (lender) on xx/xx/2013.
The Unpaid principal Balance is xx with interest rate 4.25% which steps up in 3 steps. The borrower promises to pay the monthly P&I of $xxxnning from xx/xx/2013. The interest-bearing amount is xx and deferred balance in the amount of xx. The maturity is dated xx/xx/2053. There is no provision for the balloon payment.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following disclosures are missing from the loan file.
1.Anti-Coercion Notice
2.Title Insurance Disclosure
3.Radon Gas Disclosure
4.Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "TIL not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx, with xx. with Instrument# and Instrument| Book/Page# xx

The chain of assignment is completed. The last assignment is from xx.

There are 2 junior mortgages as below:
The 1st junior xx which was originated on xx.xx, with xx
The 2nd junior xx which was originated on xx.xx, with xx

No Active liens and judgments.

The combined annual taxes of 2019 have been paid in the amount of $xxx	According to the payment history as of xx/xx/2019, the borrower is delinquent for 8 months. The last payment was received on xx/xx/2017, the payment applied date was xx/xx/2018 and the next due date for payment xx The P&I is in the amount of $xxxPITI is $xxx the interest rate of 4.250%. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. According to the payment history as of xx/xx/2019, the borrower is delinquent for 24 months. The last payment was received on xx/xx/2017, the payment applied date was xx/xx/2017 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxxPITI is $xxx the interest rate of 4.250%. The UPB reflected as per the payment history is in the amount of xx.

The reason for default is unemployment decreased of income. The subject property is occupied by owner. The borrower intention is to keep the property. No damage or repairs are found.

Update:-

As per the collection comment dated xx/xx/2023, the borrower filed bankruptcy under chapter 13 on xx/xx/2018 with case #xx. As per the collection comment dated xx/xx/2023, the arrears are paid in full. As per the collection comment dated xx/xx/2024, the case has been closed on xx/xx/2024. As per the collection comment dated xx/xx/2024, the bankruptcy has been discharged.
No additional information has been found.

Foreclosure Comments:The foreclosure was initiated in 2018. The file was refer to attorney on xx/xx/2018 and the legal action is on xx/xx/2018 and the reprojected foreclosure sale date is xx/xx/2018.However the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2018.
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2018. The POC was filed by the creditor Nation-star on xx/xx/2018; the POC amount is xx. The POC arrearage is $xxx order confirming chapter 13 plan dated xx/xx/2019 the debtor was Debtor’s Payment sxxbe paid $xxxly, effective March 28, 2019.The schedule D of xxx contains the amount of claim without deducting value of collateral is xx and Value of Property is xx. However unsecured portion is xx. There is no comment indicating a cram down.	The Loan Modification agreement was made between “xx “(borrower) and “xx” (lender) on an effective date of xx/xx/2013. The borrower had given promise to pay the UPB of xx. According to the mod the borrower promise to pay the interest rate of 4.2500% (per) with P&I $xxx fixed amortized type and the first payment had begun from xx/xx/2013 and ends with the maturity date of xx/xx/2052.The deferred balance is xx.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per 1003 dated xx/xx/2006, the total monthly income is in the amount of $xxxthe total monthly expenses are in the amount of $xxx the DTI which is exceeding 60%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following disclosures are missing from the loan file.
xx Borrower's Bill of Rights
xx Consumer Caution and Homeownership Counseling Notice
3.Choice of Insurance Agent"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "The ROR is not hand dated by borrower."
								* TIL not hand dated (Lvl 2) "The TIL document is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title dated xx/xx/2019. The subject xx was originated on xx.xxhain of assignment is complete.
The chain of xx assignment has been completed. Currently, the xx assignment is with xx
There is a civil judgment open against the borrower in the favor of xx in the amount of xx which was recorded on xx/xx/2014.

First and second xx taxes of 2019-2020 are due on xx/xx/2019 & xx/xx/2020 in the total amount of $xxx	The seller tape data as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 18 months. The current P&I is $xxxinterest rate is 3.75%. The current unpaid principal balance is in the amount of xx and modification deferred balance remained in the amount of xx.
The payment history is available up to xx/xx/2018.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The seller tape data as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 18 months.
According to the xxx,xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. Schedule D in xxx dated xx/xx/2019 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. POC was filed by xx Services xx on xx/xx/2019, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2019, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid in the amount of $xxxlan is not confirmed till xx/xx/2019. Last filing was on xx/xx/2019.
Available servicing comment and documents in file reveal that loan is in foreclosure since 2018.  Foreclosure lis pendens (xx) was filed on 2/72018. Comment dated xx/xx/2019 states that the re projected sale was scheduled for xx/xx/2019. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019.
According to collection comment, no damages or repairs have been found.
According latest exterior property inspection report (xx) dated xx/xx/2019, the subject property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2018.  Foreclosure lis pendens (xx) was filed on 2/72018. Comment dated xx/xx/2019 states that the re projected sale was scheduled for xx/xx/2019. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019.
Bankruptcy Comments:According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. Schedule D in xxx dated xx/xx/2019 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. POC was filed by xx Loan xx Services xx on xx/xx/2019, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2019, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid in the amount of $xxxlan is not confirmed till xx/xx/2019. Last filing was on xx/xx/2019.	This modification agreement made between borrower xx on xx/xx/2016 with the new modified unpaid principal balance is xx. From UPB, the principal balance was deferred in the amount of xx. The interest bearing amount was xx with interest rate 3.75% and the modified P&I was $xxxrst modified payment due date was xx/xx/2016 and the maturity date will be xx/xx/2056.	Affiliated Business Disclosure	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrowers."	* Operative index value is unable to confirm (Lvl 2) "The operative index value is unable to confirm in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form is missing in the loan file."
								* Settlement date is different from note date (Lvl 2) "As per loan, HUD-1 settlement date is xx/xx/2005 which is later than Note date xx/xx/2005."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xxwhich was recorded on xx/xx/2007. The chain of assignment is complete as the subject xx is with the current assignee, xx
There are two active Mechanics Liens which is in the amount of xx which was recorded on xx/xx/2018 and xx/xx/2019 in favor of xx
Annual Combined tax of 2018 has been paid on xx/xx/2018 in the amount of $xxx	Review of the payment history provided from xx/xx/2015 to xx/xx/2018 reveals that borrower has been the delinquent for 23 months. The last payment was received in the amount of $xxxx/xx/2018 which was applied for the due date of xx/xx/2018. The next due date is xx/xx/2017. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 2.000%.	Collections Comments:The subject loan is in active foreclosure. Review of the collection comments states that the borrower has been the delinquent for 23 months. The last payment was received in the amount of $xxxx/xx/2018 which was applied for the due date of xx/xx/2018. The next due date is xx/xx/2017. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 2.000%.
Loan modification agreement was made between the borrower and Lender on xx/xx/2015. The new modified rate is 2.000% and borrower promises to pay P&I in the amount of $xxxh begun on xx/xx/2016. The new principal balance is xx/xx/2015. Lender has agreed to defer the amount of xx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx/xx/2055.xx
Review of the collection comments states that the foreclosure was initiated and file was referred to attorney on xx/xx/2017 and lis pendens was filed on xx/xx/2017. Foreclosure was placed on hold due to contested matter. As per comment dated xx/xx/2019, Foreclosure was contested by the borrower due to addition fees rexx. Latter on borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2018 and file was placed on hold. Bankruptcy was terminated on xx/xx/2019. As per latest comment dated xx/xx/2019 foreclosure was again placed on hold due to contested matter, comment shows that the answer was filed on xx/xx/2017 and for resolution reply was filed on xx/xx/2017. There is no information regarding this contested matter whether this matter has been resolved or not. There is no further information has been regarding the foreclosure in the available servicing comments.
Borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2018. POC was filed on xx/xx/2018 which shows that the amount of secured claim is xx and the amount of arrearage is xx.  Chapter 13 Plan was filed on xx/xx/2018 which states that the debtor sxxpay $xxxmonth from month 1 through month 30 than $xxx month 31 through month 60 and debtor will cure the subject arrears which is in the total amount of xx as well as debtor will cure the subject post-xx payment $xxxmonth through plan. Order Confirming Chapter 13 Plan was filed on xx/xx/2018 which states that the debtor chapter 13 plan which was filed on xx/xx/2018 is hereby confirmed. Motion to Dismiss Case was filed on xx/xx/2019 and Notice of Voluntary Dismissal was filed on xx/xx/2019.  Debtor was dismissed on xx/xx/2019 and case was terminated on 0xx/xx/2019.
As per collection comments subject property has been occupied by the owner and is in average condition.

Foreclosure Comments:Review of the collection comments states that the foreclosure was initiated and file was referred to attorney on xx/xx/2017 and lis pendens was filed on xx/xx/2017. Foreclosure was placed on hold due to contested matter. As per comment dated xx/xx/2019, Foreclosure was contested by the borrower due to addition fees rexx. Latter on borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2018 and file was placed on hold. Bankruptcy was terminated on xx/xx/2019. As per latest comment dated xx/xx/2019 foreclosure was again placed on hold due to contested matter, comment shows that the answer was filed on xx/xx/2017 and for resolution reply was filed on xx/xx/2017. There is no information regarding this contested matter whether this matter has been resolved or not. There is no further information has been regarding the foreclosure in the available servicing comments.
Bankruptcy Comments:Borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2018. POC was filed on xx/xx/2018 which shows that the amount of secured claim is xx and the amount of arrearage is xx. Chapter 13 Plan was filed on xx/xx/2018 which states that the debtor sxxpay $xxxmonth from month 1 through month 30 than $xxx month 31 through month 60 and debtor will cure the subject arrears which is in the total amount of xx as well as debtor will cure the subject post-xx payment $xxxmonth through plan. Order Confirming Chapter 13 Plan was filed on xx/xx/2018 which states that the debtor chapter 13 plan which was filed on xx/xx/2018 is hereby confirmed. Motion to Dismiss Case was filed on xx/xx/2019 and Notice of Voluntary Dismissal was filed on xx/xx/2019. Debtor was dismissed on xx/xx/2019 and case was terminated on 0xx/xx/2019.	Loan modification agreement was made between the borrower and Lender on xx/xx/2015. The new modified rate is 2.000% and borrower promises to pay P&I in the amount of $xxxh begun on xx/xx/2016. The new principal balance is xx/xx/2015. Lender has agreed to defer the amount of xx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx/xx/2055. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not Hand dated by the borrower."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable

Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.,which was recorded on xx/xx/2003 in amount of xx.
The chain of assignment is complete. Currently, subject xx is with the assignee, xx
There is junior UCC xx in favor of ‘xx.’ which was recorded on xx/xx/2018 in Instr | Book/Page# xx
No active liens and judgments have been found.
The combined taxes (1st installment) for 2020 have been paid in amount of $xxxhe combined taxes (2nd installment) for 2020 are due in amount of $xxx payable through due date xx/xx/2019.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2017. The delinquency has been done for 31 months. The last payment was received on xx/xx/2018 in the amount of $xxx55 and it was applied for the due date of xx/xx/2017. The current P&I is $xxx and interest rate is 4.25%. The current unpaid principal balance is in the amount of xx. The tape data reflects the UPB is in amount of xx and delinquency for 23 month. No details available about latest pay history.	Collections Comments:omment:
xx notes and comments xx
As per comment, subject property is occupied by owner and no any damages/repairs have been found. The loan is delinquent for 23 months; it seems that borrower’s ability to repay is Poor.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2017. The delinquency has been done for 31 months. The last payment was received on xx/xx/2018 in the amount of $xxx55 and it was applied for the due date of xx/xx/2017. The current P&I is $xxx and interest rate is 4.25%. The current unpaid principal balance is in the amount of xx.  The tape data reflects the UPB is in amount of xx and delinquency for 23 month. No details available about latest pay history.
According to the servicing comments dated from xx/xx/2018 to xx/xx/2019, the foreclosure was initiated on the subject property in 2017. As per document (xx) foreclosure file was referred to attorney on Referral date is xx/xx/2017. The document (located- xx) shows that public foreclosure sale was scheduled on xx/xx/2018. Foreclosure file was put on hold for due to BK case#xx was filed on xx/xx/2018 and closed on xx/xx/2018. As per comment dated xx/xx/2018 shows foreclosure was placed on hold due Borrower had filed bankruptcy. Bankruptcy was filed by "xx” under the chapter 13 case#xx on xx/xx/2018. No other evidences have been found in the servicing comments regarding the foreclosure and sale.

Foreclosure Comments:According to the servicing comments dated from xx/xx/2018 to xx/xx/2019, the foreclosure was initiated on the subject property in 2017. As per document xx) foreclosure file was referred to attorney on Referral date is xx/xx/2017. The document (located- xx) shows that public foreclosure sale was scheduled on xx/xx/2018. Foreclosure file was put on hold for due to BK case#xx was filed on xx/xx/2018 and closed on xx/xx/2018. As per comment dated xx/xx/2018 shows foreclosure was placed on hold due Borrower had filed bankruptcy. Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2018. No other evidences have been found in the servicing comments regarding the foreclosure and sale.
Bankruptcy Comments:Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2018. Schedule D of xxx dated xx/xx/2018 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as $xxx00. The POC deadline set on xx/xx/2018 and creditor has filed POC on xx/xx/2018 (under deadline) with secured amount is xx and arrearage is xx. Plan was not confirmed. BK case was dismissed on xx/xx/2019.	The loan modification agreement was made between xx (Borrower) and xx (Lender) on xx/xx/2015 with the new modified unpaid principal balance is xx. The interest bearing amount was xx with interest rate 4.25% and the modified P&I was $xxx. The first modified payment due date was xx/xx/2015 and the maturity date will be xx/xx/2055.	Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk Indicator is Moderate due to,
1. TILA Finance Charge Test:Failed. Loan Data: xx, Comparison Data: xx, Variance: 0.00.
2. TILA Foreclosure Rescission Finance Charge Test:Failed. Loan Data: xx, Comparison Data: xx, Variance: 0.00."
* ComplianceEase TILA Test Failed (Lvl 2)     "CE TILA Test Failed due to,
1. This loan failed the TILA finance charge test: The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx. This loan failed the TILA foreclosure rescission finance charge test: The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Missing Required Disclosures (Lvl 2)     "List of service providers disclosure  is  missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file"
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.xxor the amount of xx which was recorded on xx/xx/2007.

The chain of the assignment has been completed. The last assignment is from xx in its capacity as xxwhich was recorded on xx/xx/2018.
There are multiple senior civil judgments against the borrower, “xx” in the favor of for the amount of $xxxh was recorded on xx/xx/2007. Also, there are multiple civil judgments against the borrower, “xx” in the favor of for the amount of $xxxh was recorded on xx/xx/2009.

There are multiple senior IRS liens against the borrower, “xx” in the amount of $xxxhe favor of Internal Revenue Service which was recorded on xx/xx/2007. Also, there are multiple IRS liens against the borrower, “xx” in the amount of $xxxhe favor of xx which was recorded on xx/xx/2009.

There are multiple senior state tax liens against the borrower, “xx” in the amount of xx in the favor of State of xx which was recorded on xx/xx/2007. Also, there are multiple state tax liens against the borrower, “xx” in the amount of xx in the favor of State of xx which was recorded on xx/xx/2009.

Annual xx taxes for the year of 2018 have been paid in the amount of $xxx/xx/2018. No prior year delinquent taxes have been found.
The latest payment history is missing from xx/xx/2018 to xx/xx/2019. According to seller's tape data, the borrower is currently delinquent for 14 months and the next due date is xx/xx/2018. The last payment transaction is not available. The unpaid principal as per tape data is xx. The current interest rate is 5.125 % and P&I is $xxx	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2018. The last payment transaction is not available. The unpaid principal as per tape data is xx. The current interest rate is 5.125 % and P&I is $xxxan was modified on xx/xx/2010. According to modified terms, the new principal balance is xx out of which xx is deferred principal balance. Hence, interest bearing amount is reflected as xx. Borrower promises to pay P&I in the amount of $xxx the modified initial step interest rate of 2.00% beginning from xx/xx/2010. The maturity date is xx/xx/2050. The loan was modified with five steps of interest rate.
According to document located at “xx”, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2015. According to document located at “xx”, the complaint was filed on xx/xx/2015 with the case# xx. According to document located at “xx”, motion to dismiss the complaint was filed on xx/xx/2016. The borrower, "xx" had filed the bankruptcy under chapter 13 with the case # xx on xx/xx/2017. The plan was confirmed on xx/xx/2018.
POC was filed by the creditor, "BSI Financial Services” for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2017.
According to seventh amended chapter 13 plan dated xx/xx/2018, the debtor sxxpay to the trustee in the amount of $xxx60 months. The debtor elects to make payments directly to each secured creditor.
According to comment dated xx/xx/2019, the trial plan of three payments in the amount of $xxxue on xx/xx/2019 to xx/xx/2019.
No latest xxx Report has been found in the loan file. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:Foreclosure is currently on hold due to the Borrower filing Bankruptcy.
Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter 13 with the case # xx on xx/xx/2017. The plan was confirmed on xx/xx/2018.
POC was filed by the creditor, "xx” for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2017.
According to seventh amended chapter 13 plan dated xx/xx/2018, the debtor sxxpay to the trustee in the amount of $xxx60 months. The debtor elects to make payments directly to each secured creditor.
According to xxx schedule D, the value of collateral is xx and the amount of secured claim is xx. Hence, unsecured portion is reflected in the amount of xx. Motion for relief from stay was filed on xx/xx/2018 and order for same was granted on xx/xx/2018. According to motion to modify confirmed chapter 13 plan dated xx/xx/2019, the debtors have received an offer for loan modification through the xx modification mediation. The debtors wish to remove payments from the plan and continue paying creditor outside the plan. Order for same was granted on xx/xx/2019.
This modification agreement was made between the borrower, "xx" and the lender, "xx" on xx/xx/2010. According to modified terms, the new principal balance is xx out of which xx is deferred principal balance. Hence, interest bearing amount is reflected as xx. Borrower promises to pay P&I in the amount of $xxx the modified initial step interest rate of 2.00% beginning from xx/xx/2010. The maturity date is xx/xx/2050. The loan was modified with five steps of interest rate.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Loan Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
TILA APR Test: FAIL Loan Data: 0.000% Comparison Data: 7.540% Variance: -7.540%.
The annual percentage rate (APR) is 7.540%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
1.Anti-Coercion Notice
2.Title Insurance Disclosure
3.Radon Gas Disclosure
4.Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.00 with xx
The chain of assignment has been completed. Currently, the xx is with xx. which was recorded on xx/xx/2013.
Junior xx originated on xx.36 in favor of Secretary of xx
No active liens and judgments against the borrower/property.
The updated title showing a Federal Tax lien, however; the SSN# is no matching with the borrowers’ SSN#.
1st, 2nd and 3rd installments xx taxes for the year of 2019 have been paid in the total amount of $xxxh installment xx tax for the year of 2019 is due in the amount of $xxxxx/xx/2019.
1st and 2nd installments xx tax for the year of 2020 are due in the total amount of $xx
The Payment History dated as of xx/xx/2019 reveals that the borrower has been the delinquent from UNKNOWN to xx/xx/2018. The last payment was received on xx/xx/2018 in the amount of $xxx50 and it was applied for the due date xx/xx/2018. The current P&I is $xxx06 and rate of interest is 3.75%. The current unpaid principal balance is in the amount of xx. Escrow balance is $xxxte Charge balance is $xxxpense balance is $xxx	Collections Comments:The loan is currently in Bankruptcy. According to the review of payment history as of xx/xx/2018, the borrower is delinquent for 35 months. The last payment was received on xx/xx/2018, the payment applied date was xx/xx/2016 and the next due date for payment is xx/xx/2016. The P&I is in the amount of $xxx06 and PITI is in the amount of $xxx50. The UPB reflected in the payment history is in the amount of xx excluding the deferred balance of xx.
This loan modification agreement was made between the borrower xx and the lender xx on xx/xx/2015.
The reason for default is unavailable.
No servicing comment or latest inspection reports have been found to determine the occupancy of the subject property.  As per the property report located at “xx”, no damage or repairs have been found.

Foreclosure Comments:The foreclosure was initiated. The date of the file referred to an attorney is unavailable. As per the comment dated xx/xx/2018, the complaint was filed on xx/xx/2016 and the judgment was entered on xx/xx/2017. However, the foreclosure was put on hold as the borrower had filed bankruptcy chapter 13 on xx/xx/2017. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017. The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is xx. The modified chapter 13 plan was confirmed on xx/xx/2018 and the debtor sxxpay P&I to the trustee in the amount of $xxx00 for 54 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx. There is no comment indicating a cramdown.
This loan modification agreement was made between the borrower xx. on xx/xx/2015.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 3.750% and new P&I is in the amount of $xxx06 beginning from xx/xx/2015 till the maturity date xx/xx/2045. The interest-bearing amount is xx. There is no provision for the balloon payment. As per the subordinate xx recorded on xx/xx/2015 and located at “xx”, the partial claim has been included in the amount of xx.
Affiliated Business Disclosure Missing Required State Disclosures xx Insurance	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test.
Loan Data: $xxx Comparison Data: $xxxariance: +$xxx
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a xx broker sxxhave the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee."
* DTI > 60% (Lvl 2)     "As per the application total monthly income of the borrowers' is xx, however; total debt is in the amount of xx hence DTI is greater than 60.00%."
* MI, FHA or MIC missing and required (Lvl 2)     "xx Insurance certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xxy State. The following required state disclosures are missing from the loan file.
1.NJ Application Disclosure
2.Delivery Fee Authorization
3.NJ Attorney Disclosure
4.Unacceptability of Insurance Notice
5.Attorney Disclosure II
6.Tax Bill Information
7.Private Well Testing
8.Lock-In Agreement
9.Commitment Disclosures
10.Choice of Insurer Disclosure
11.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.A. which was recorded on xx/xx/2007.
The chain of the assignment has not been completed. Currently, the assignment is with xx. which was recorded on xx/xx/2018. However, the assignment is missing toxx
The first installment combined taxes of 2019 have been paid in the amount of $xxx delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 15 months and next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2018. The UPB is reflected in the amount of xx till the due date of xx/xx/2018.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018. The debtor sxxpay $xxxr month for the period of 36 months. The proof of claim was filed on xx/xx/2018 with the claim amount of xx and the amount of arrearage is xx. xxx, Schedule-D shows the amount of xx as an unsecured portion out of the amount of claim xx and the value of the collateral is xx. Did not see any comments reflecting cram down.
The foreclosure was initiated and the file was referred to an attorney on xx/xx/2017. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018.
The review of payment history shows that the borrower has been delinquent for 15 months and next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2018. The UPB is reflected in the amount of xx till the due date of xx/xx/2018.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine the current property condition. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2017. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018. The debtor sxxpay $xxxr month for the period of 36 months. The proof of claim was filed on xx/xx/2018 with the claim amount of xx and the amount of arrearage is xx. xxx, Schedule-D shows the amount of xx as an unsecured portion out of the amount of claim xx and the value of the collateral is xx. Did not see any comments reflecting cram down.

Not Applicable	Affiliated Business Disclosure Missing Dicsloures Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller paid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for
"Seller-Paid Points and Fees."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx state. The following state disclosures are missing from the loan file.
MI Borrowers Bill of Rights
MI Consumer Caution and Homeownership Counseling Notice
Choice of Insurance Agent"
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business form is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the subject xx was originated on xx.00 with xx recorded on xx/xx/2007 with instrument# xx
The chain of xx assignment has been completed. Currently, the xx assignment is with xx recorded on xx/xx/2018.
There is judgment against xx in the amount of $xxxorded on xx/xx/2015 held by xx
There is state tax lien or warrant against borrower recorded in the amount of $xxxxx/xx/1997 held by xx
There are two civil judgments against borrower in the total amount of $xxxorded on xx/xx/2013 held by xx
The 1st and 2nd installment of combined taxes have been paid in the amount of $xxx the year of 2018.
The review of payment history as of dated xx/xx/2019 shows that borrower is delinquent for 7 months. The next payment due date is not available. The last P&I payment was received in the amount of $xxxth the interest rate of 6.00%.The current unpaid principal balance is in the amount of $xxx	Collections Comments:As per servicing collection comments the loan is in active bankruptcy.
The review of payment history as of dated xx/xx/2019 shows that borrower is delinquent for 7 months. The next payment due date is not available. The last P&I payment was received in the amount of $xxxth the interest rate of 6.00%.The current unpaid principal balance is in the amount of $xxxhe loan has been modified 3 times since origination.
As per updated title report dated xx/xx/2019, the property was in foreclosure. The complaint was filed on xx/xx/2014. The foreclosure has been placed on hold due to bankruptcy filing.
Borrower has filed Bankruptcy under chapter-13 on xx/xx/2015 with the case#xx.
The POC was filed on xx/xx/2015 with secured claim in the amount of xx and $xxxrrearage amount. Schedule D in xxx dated xx/xx/2015 shows amount of claim without deducting value of collateral is xx and value of collateral that support this claim is xx.However, unsecured portion remained as xx.
The xxx was not filed. The original plan was filed on xx/xx/2015. The modified chapter 13 plan was filed on xx/xx/2015 which was confirmed on xx/xx/2018. As per plan borrower will pay estimated arrearage in the monthly amount of $xxx through plan. The date of last filing was xx/xx/2019.

Foreclosure Comments:As per updated title report dated xx/xx/2019, the property was in foreclosure. The complaint was filed on xx/xx/2014. The foreclosure has been placed on hold due to bankruptcy filing. Borrower has filed Bankruptcy under chapter-13 on xx/xx/2015 with the case#xx.
Bankruptcy Comments:Borrower has filed Bankruptcy under chapter-13 on xx/xx/2015 with the case#xx.
The POC was filed on xx/xx/2015 with secured claim in the amount of xx and $xxxrrearage amount. Schedule D in xxx dated xx/xx/2015 shows amount of claim without deducting value of collateral is xx and value of collateral that support this claim is xx.However, unsecured portion remained as xx.
The xxx was filed xx/xx/2019. The original plan was filed on xx/xx/2015. The modified chapter 13 plan was filed on xx/xx/2015 which was confirmed on xx/xx/2018. As per plan borrower will pay estimated arrearage in the monthly amount of $xxx through plan. The date of last filing was xx/xx/2019.

The conventional fixed rate loan was originated on xx.7500% and P&I in the amount of $xxx1.However latest pay history shows current interest rate that is 6.00% and P&I in the amount of $xxx44. Hence, there is reduction in principal and Interest. This seems that the loan was modified. The tape data shows the loan was modified on xx/xx/2018 .However the copy of modification agreement is missing from the loan file
Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 statement is missing in the loan file. The fee itemization is also missing in the loan file."	* Application Missing (Lvl 2) "The final loan application is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at the time of origination is missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in "xx. The IL Collateral Protection Insurance Notice and Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application disclosures are missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing in the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.xxhe chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active civil judgment lien against subject property which is in the amount of $xxxded on xx/xx/2018 and filed by xx
Annual xx taxes for the year of 2018-2019 have been paid in the amount of $xxxlinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2017 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxxh was applied to due date of xx/xx/2018 and the next due date is xx/xx/2018 Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in active bankruptcy. According to the xxx report, the debtor xx . had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $xxx60 months. The POC was filed on xx/xx/2018. The POC amount is xx and total arrearage amount is xx.
Review of the payment history available from xx/xx/2017 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxxh was applied to due date of xx/xx/2018 and the next due date is xx/xx/2018 Current UPB reflects in the provided payment history is in the amount of xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the debtor xx. had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $xxx60 months. The POC was filed on xx/xx/2018. The POC amount is xx and total arrearage amount is xx.	Loan Modification agreement was made between borrower and lender on effective date of xx/xx/2015.
The borrower had given promise to pay the UPB of xx with interest rate of 3.250 % with P&I of $xxx fixed amortized type and it started from first payment from xx/xx/2015 and to be ended with the maturity date of xx/xx/2032.
The borrower had also given the promise to pay the deferred balance in the amount of xx and the maturity date is xx/xx/2032. The UPB that has been amortized is xx as an interest bearing amount.
Affiliated Business Disclosure Final Truth in Lending Discl. Missing Dicsloures	3: Curable	* Lost Note Affidavit (Lvl 3) "Lost note affidavit dated xx/xx/2017 was found in the loan file located at (xx) as original note was misplaced, lost or destroyed. And duplicate copy / attested copy of note is available in the loan file."
* Not all borrowers signed HUD (Lvl 3) "Final HUD is not signed by all the borrowers."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase risk indicator is “Moderate” due to TILA APR Test and Prepayment Term Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prepayment Term Test: FAIL  loan data: 36 Months comparison data: 0 Months variance: 36Months"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test is fail. Loan data is 0.000% and comparison data is 13.849%. Hence the variance is -13.849%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "Initial Escrow Disclosure and List of Service Providers is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, with xxBook/Page# xx

The chain of assignment has been completed.

There is one special assessment tax lien against subject property in the amount of $xxxch was filed by xx By its Board of xx on xx/xx/2007.

There is a junior xx originated on xx.00 with Instr | Book/Page#xx

No delinquent property taxes have been found.
According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 72 months.The last payment received details are not available in the payment history. The P&I is in the amount of $xxx52. The UPB is reflected in the amount of xx.

Collections Comments:According to collection comments, the loan is in foreclosure.
Loan has been delinquent since xx/xx/2013.
The RFD is reduction of income and borrower intends to keep the property by seeking loan modification.
No scheduled sale date was found.
Currently, foreclosure action is on hold due to litigation.
There is no evidence of damage repair to the subject property.

Foreclosure Comments:According to updated title report, the foreclosure action was initiated by filing the lis pendens on xx/xx/2018.  Collection comment dated xx/xx/2019 shows foreclosure file was placed on hold due to litigation. The borrower, xxo filed an answer and affirmative defenses on xx/xx/2019.  The borrower alleges 15 affirmative defenses which include claims of unauthorized charges being added to the loan balance, misapplication of payments, failure to comply with conditions precedent, failure to plead agency relationship, failure to state a cause of action, lack of standing, negative averment, statute of limitations etc. However, the plaintiffs reply to defendants answer and affirmative defenses filed on xx/xx/2019 shows that plaintiff denies all the allegations made by the borrower. No evidence of resolution of litigation matter has been found.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD along with an estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer document is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form is missing from loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR document is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.
The chain of the assignment has been completed. Currently, the xx is with xx. which was recorded on xx/xx/2019.
1) There is an active civil judgment against the borrower xx which was recorded on xx/xx/2009 for the amount of $xxx There is another civil judgment in the favor of xx. Doing Business xx which was recorded on xx/xx/2017 in the amount of $xxx There is another civil judgment against the borrower in the favor of xx which was recorded on xx/xx/2017 in the amount of $xxxe 1st, 2nd and 3rd installment xx taxes of 2019 are due in the amount of $xxx the due date xx/xx/2019, xx/xx/2020 and xx/xx/2020. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 25 months and next due date for the payment is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2017. The UPB is reflected in the amount of xx till the due date of xx/xx/2017.	Collections Comments:According to servicing comments, the loan is in active foreclosure. The foreclosure was initiated. The complaint was filed on xx/xx/2019. The comment dated xx/xx/2019 shows that the foreclosure sale was scheduled for xx/xx/2019. However, no further information has been found regarding foreclosure sale.
The borrower xxx had filed for bankruptcy under chapter-7 with the case# xx-aer7 on xx/xx/2004. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; there is no unsecured portion. The case was discharged on xx/xx/2004 and terminated on xx/xx/2005.
As per servicing comments, unable to determine the reason for default.
The review of payment history shows that the borrower has been delinquent for 25 months and next due date for the payment is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2017. The UPB is reflected in the amount of xx till the due date of xx/xx/2017.
The Property inspection report dated xx/xx/2019 shows that the subject property is occupied by an unknown party. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated. The complaint was filed on xx/xx/2019. The comment dated xx/xx/2019 shows that the foreclosure sale was scheduled for xx/xx/2019. However, no further information has been found regarding foreclosure sale.
Bankruptcy Comments:The borrower xx had filed for bankruptcy under chapter-7 with the case# xx-aer7 on xx/xx/2004. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; there is no unsecured portion. The case was discharged on xx/xx/2004 and terminated on xx/xx/2005.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL xx -$xxx
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxhis loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL xx -$xxx
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxx Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure document is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Oregon. The following State disclosure are missing from the loan file.

Oregon Forced Placed Insurance Notice,
Notice where Escrow Account is NOT Required,
Escrow Notice for Loans Sold to Out-of- State Purchases within one year,
Anti-Coercion Notice,
Insurance Premium Notice,
Insurance Sales Notice,
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Property is Manufactured Housing (Lvl 2)     "The subject property is Manufactured Home. However, as per Appraisal report dated xx/xx/2002 located in loan file at (xx). The unit has been permanently affixed to a foundation. The wheels, axles and trailer hitches have been removed.
The updated title report dated xx/xx/2019 stated that thxx97. The recorded on xx document states that the unit has been permanently affixed to a foundation. ( xx)."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure document is missing from the loan files."
								* Settlement date is different from note date (Lvl 2) "As per final HUD-1, the Settlement date is xx/xx/2003. However, the original Note date is xx/xx/2003."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx with Instrument# | Book/Page# xx
The chain of assignment has been completed. The current assignment is with xx which was recorded on xx/xx/2019 with Instrument# | Book/Page# xx
No active judgments or liens have been found.
The annual town, xx and school taxes of 2019/2020 have been paid in the total amount of $xxxrior years delinquent taxes have been found.
According to the payment history as of xx/xx/2019, the borrower has been delinquent for 10 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxch was applied for xx/xx/2018. The current UPB reflected as per the payment history is in the amount of xx.
Collections Comments:According to the servicing comments, the loan is in bankruptcy.

According to the payment history as of xx/xx/2019, the borrower has been delinquent for 10 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxch was applied for xx/xx/2018. The current UPB reflected as per the payment history is in the amount of xx.

Reason for default is unable to be determined.

No evidences have been found regarding the occupancy in the comments history.

Also, as per the latest inspection report dated xx/xx/2019 located at “xx” shows that the subject property is owner occupied.

Foreclosure Comments:As per tape data, the foreclosure was initiated in 2017 and the file was referred to an attorney on xx/xx/2017. As per foreclosure miscellaneous in updated title report, the complaint was filed on xx/xx/2018. However, it was put on hold as the borrower had filed the bankruptcy on xx/xx/2018. The motion for relief was filed on xx/xx/2019 and order was granted on xx/xx/2019. The date of last filing of bankruptcy was xx/xx/2019.
Bankruptcy Comments:According to the xxx, the borrower xx had filed the bankruptcy under chapter-13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2018 with the secured claim amount of xx and the amount of arrearage wasxx. The plan was confirmed on xx/xx/2018. The motion for relief was filed on xx/xx/2019 and order was granted on xx/xx/2019. The date of last filing of bankruptcy was xx/xx/2019.
According to the modification, the loan was modified on xx/xx/2015 between the borrower xx. The new modified principal balance as per modification is in the amount of xx with the interest rate of $xxx The borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2015. The maturity date as per modification is xx/xx/2034. There is a balloon rider attached to this modification.
The prior modification was done on xx/xx/2012.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from loan file. The Estimated HUD-1/Itemization/GFE is missing from the loan file."	* Application Missing (Lvl 2) "The Final application is missing from loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The Final TIL is missing from loan file."
* Missing Appraisal (Lvl 2)     "The appraisal is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "The service provider disclosure is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The service transfer document is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form is missing from loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active junior xx against subject property which is in the amount of xx, recorded on xx/xx/2016 and originated by xx
Annual xx taxes for the year of 2019-20 have been paid in the amount of $xxx delinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2017 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxx17 which was applied to due date of xx/xx/2018 and the next due date is xx/xx/2018. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in active collections. Available servicing comment and documents in file reveal that loan is in foreclosure since 2018. Foreclosure was referred to dated xx/xx/2018. No further information has been found.
Review of the payment history available from xx/xx/2017 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxx17 which was applied to due date of xx/xx/2018 and the next due date is xx/xx/2018. Current UPB reflects in the provided payment history is in the amount of xx.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2018. Foreclosure was referred to dated xx/xx/2018. No further information has been found.
Bankruptcy Comments:Not Applicable	This is ARM amortize conventional xx with P&I of $xxx73 along with interest rate of 7.0500% and with margin 6.050% till the maturity date of xx/xx/2036. The current P&I as per the latest payment history as of xx/xx/2019 is $xxx73 and rate of interest is 4.125%, however, there is a reduction in rate of interest with respect to Note data which seems that there may be a possibility of modification. No evidence has been found regarding the modification in latest collection comments.	HUD-1 Closing Statement Missing Required State Disclosures	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final Hud-1settelemet statement is missing from the loan file; however, values are updated from itemization which was located at xx	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "GSE (Freddie Mac public guidelines) Predatory Lending Guidance: Result: FAIL.
GSE (Freddie Mac public guidelines) Points and Fees Test: Result: FAIL; Loan Data:  xx; Comparison Data:  xx ; Variance:+$xxx.
This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences.

This loan failed the points and fees test.
The points and fees charged to the borrower exceed 5% of the xx amount, or $xxxfor xx amounts of xx or less."
* Final TIL Date after actual transaction date (Lvl 2)     "Final TIL date is xx/xx/2006 and actual transaction date xx/xx/2006."
* Missing Required Disclosures (Lvl 2)     "?List of Services Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at xx State. The following state disclosures are missing from the loan files.
?Impound Account Disclosure
?Cosigner Notice
?Private xx Insurance Disclosure
?Earthquake Disclosure for condominiums
?Hazard Insurance Disclosure
?Insurer RecommendationDisclosure
xx Fair Lending Notice
?Anti-Tying Disclosure
?Privacy Notice
?Notice of Right to Copy of Appraisal
?Application for Credit-Married Persons
?Fair Debt Collection Notice
?Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative  index value since the supportive documents are missing from the loan file."
								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "ROR transaction date is xx/xx/2006 which is not consistent with Note date of xx/xx/2006."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.xx which was recorded on xx/xx/2007 with Instrument# xx
There are five HOA liens against the subject property in the favor of  xx for the total amount of $xxxded on multiple dates.
The chain of assignment has been incomplete. The last assignment is from xx

Second installment of combined taxes of the year of 2019 have been due in the amount of $xxxirst installment of xx taxes of the year of 2019 have been paid in the amount of $xxxrior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2019, the borrower is currently delinquent for 10 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for the due date of xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxxthe current interest rate is 2.00%	Collections Comments:The loan is active in the bankruptcy and next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for the due date of xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxxthe current interest rate is 2.00%. The loan was modified. According to the comment dated xx/xx/2018, the foreclosure was initiated on 2018 and the file was referred to attorney on xx/xx/2018. However, the foreclosure was put on hold due to borrower has filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The POC was filed by creditor Legacy xx Asset on xx/xx/2019 for the secured claim amount is xx and arrearage amount is xx. The order confirming chapter 13 plan on xx/xx/2019. The debtor was pay the arrearage in the amount of xx for 40 months. The debtor was promise to pay for trustee in the amount of $xxx3 months and $xxx57 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. The subject property is owner occupied. The reason for default is curtailment of income. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Foreclosure Comments:According to the comment dated xx/xx/2018, the foreclosure was initiated on 2018 and the file was referred to attorney on xx/xx/2018. However, the foreclosure was put on hold due to borrower has filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018.
Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The POC was filed by creditor Legacy xx Asset on xx/xx/2019 for the secured claim amount is xx and arrearage amount is xx. The order confirming chapter 13 plan on xx/xx/2019. The debtor was pay the arrearage in the amount of xx for 40 months.The debtor was promise to pay for trustee in the amount of $xxx3 months and $xxx57 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx.	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2017 between the borrower “xx” and lender "xx.”. As per the modified terms, the new principal balance is xx with the deferred principal balance is xx and the interest bearing principal balance is xx. There are 4 steps of modification. The borrower has promised to pay, first in the amount of $xxx the interest rate of 2.000% beginning on xx/xx/2017, second In the amount of $xxx the interest rate of 3.000% beginning on xx/xx/2022, third in the amount of $xxx the interest rate of 4.000% beginning on xx/xx/2023 and the last in the amount of $xxx the interest rate of 4.125% beginning on xx/xx/2024 till maturity date of xx/xx/2039.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.

1.VA Application Disclosure
2.Choice of Settlement Agent Disclosure
3.Disclosure of Charges for Appraisal or Valuation
4.Copy of Appraisal or Statement of Appraised Value"
* Note has LIBOR Index with Replacement Clause (Lvl 2)     "Replacement clause states lender has the option to replace index if LIBOR no longer used."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to determine form the loan files."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value: Date: Type:BPO	Value: Date: Type:BPO	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.  (borrowers) and ‘xx’ (lender) which was recorded on xx/xx/2006 inxxx#xx in amount of xx.
The chain of assignment is incomplete. Currently, assignment is with ‘xx’. The last assignment should be with xx
There are 2 State tax liens against the borrower in the total of $xxxch was recorded on xx/xx/2006, xx/xx/2010 respectively, in the favor of ‘xx
No prior delinquent taxes have been found.
The combined taxes for 2019 have been paid off in amount of $xxx	The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 9 months. The last payment was received on xx/xx/2018 in the amount of $xxx and it was applied for the due date of xx/xx/2018. The current P&I is $xxx and interest rate is 6.00%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Comment:
xx notes and comments Balbec Oct NPL
As per comment, subject property is occupied by owner. No any damages/repairs have been found. The loan is delinquent for 9 months; it seems that borrower’s ability to repay is Poor. The reason for default is unable to be determined.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 9 months. The last payment was received on xx/xx/2018 in the amount of $xxx and it was applied for the due date of xx/xx/2018. The current P&I is $xxx and interest rate is 6.00%. The current unpaid principal balance is in the amount of xx.
The collection comment and loan file states that foreclosure was initiated in 2019. The foreclosure file was referred to attorney on xx/xx/2019. Foreclosure was put on hold for Loss Mitigation. Hold was started from xx/xx/2019. Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2019. Currently loan is in active BK case. No further information has been found regarding foreclosure filing.

Foreclosure Comments:The collection comment and loan file states that foreclosure was initiated in 2019. The foreclosure file was referred to attorney on xx/xx/2019. Foreclosure was put on hold for Loss Mitigation. Hold was started from xx/xx/2019. Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2019. Currently loan is in active BK case. No further information has been found regarding foreclosure filing.
Bankruptcy Comments:Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2019. Schedule D of xxx dated xx/xx/2019 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as $xxxPOC deadline set on xx/xx/2019 and creditor has filed POC on xx/xx/2019 (deadline date) with secured amount is xx and arrearage is xx. Plan was entered on xx/xx/2019, debtor sxxpay the payment arrearage is in amount of xx. Plan has not been confirmed yet. Currently loan is in active BK case. No further information has been found regarding BK.	The loan modification agreement was made between xx (Borrower) and xx. (Lender) on xx/xx/2017 with the new modified unpaid principal balance is xx. The interest bearing amount xx with interest rate 6.00% and the modified P&I is $xxx. The first modified payment due date was xx/xx/2017 and the maturity date will be xx/xx/2053. A final Balloon payment on the interest bearing principal balance of xx is due on the maturity date.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located at xx, the required state Disclosures are missing.

Amortization Schedule Disclosure
Credit Property Insurance Disclosure
Fee Agreement
Priority of Security Instrument Disclosure
Attorney Selection Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form is missing in the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Per updated title report dated xx/xx/2019, the subject xx was originated on xx.xx. Chain of assignment is completed. There is a municipal lien filed for $xxxthe Village of xx Annual estimated tax is $xxx	Payment history as of xx/xx/2019 shows that the borrower is 11 months behind the payment. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for the due date of xx/xx/2018. Next due date is xx/xx/2018. Current UPB is xx.	Collections Comments:Review of loan file and servicing comment shows that the borrower is 11 months behind the payment. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for the due date of xx/xx/2018. Next due date is xx/xx/2018. Current UPB is xx.
Foreclosure was initiated on the loan in 2018. As per tape data the file was referred to attorney on xx/xx/2018. However it was placed on hold due to BK filling.
xx had filed bankruptcy under Chapter 13 with the Case # xx on xx/xx/2019.Loan is still in active Bankruptcy.

Foreclosure Comments:Foreclosure was initiated on the loan in 2018. As per tape data the file was referred to attorney on xx/xx/2018. However it was placed on hold due to BK filling.
xx had filed bankruptcy under Chapter 13 with the Case # xx on xx/xx/2019. Recent comment dated xx/xx/2019 states that FC complaint has been filed on xx/xx/2019.
Bankruptcy Comments:Dxx had filed bankruptcy under Chapter 13 with the Case # xx on xx/xx/2019. No POC has been filed yet. Date of last filing is xx/xx/2019. Loan is still in active Bankruptcy.	Borrower had modified original xx on xx/xx/2015 with new principal balance of $xxx and deferred balance amount of $xxxterest bearing amount is $xxx. First payment was started from xx/xx/2015 and the maturity date is xx/xx/2035.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Notice of Servicing Transfer Right of Rescission	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "As per Appraisal report and servicer tape, the subject property is a Manufactured Home. However, tax certificate in updated title report confirms that the property type is single family. VIN # has not been mentioned on Appraisal report as well as in legal description. Alt 7 is missing from final title policy. Latest BPO is also not received."	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is unexecuted. Fees were updated using this document."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan is failed for TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for TILA APR Test.
Loan data 0.000% comparison data 8.710% hence the variance is -8.710%"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,828.23	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The Updated title report dated xx/xx/2019 shows that the xx was originated on xx (borrower) and (lender) xx, in the amount of $xxxubject xx was recorded on xx/xx/2007 with the instrument # 07-xx  The chain of the assignment has been completed. The current assignment is with xx.
The first installments of city xx for the year of 2019 have been paid in the amount of $xxxe second, third and fourth installments of city xx for the year of 2019 are due in the amount of $xxxh for the due date of xx/xx/2019, xx/xx/2020 and xx/xx/2020 respectively. The current ownership is vested in the name of xx

The review of the payment history shows that, the borrower is currently delinquent from more than 20 months and the next due date is for xx/xx/2017. The last payment was received on xx/xx/2019, in the amount of $xxx, which was applied for xx/xx/2017. The UPB stated in the payment history is xx. The Current P&I is $xxxd PITI is $xxx rate of interest is not available.

Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The reason for default is curtailment of income. The property has been occupied by the owner himself.
According to comment history dated xx/xx/2019, the borrower informed that the property ceiling has fell down due to broken water pipe. The amount of damage has not been found. The insurance claim was not filed yet.
The foreclosure process was initiated and the file was referred to an attorney on xx/xx/2018. The complaint was filed. The sale was scheduled on xx/xx/2019. The foreclosure process was kept on hold from xx/xx/2019 because of active bankruptcy.

Update:-

As per the collection comment dated xx/xx/2023, the borrower filed bankruptcy under chapter 13 on xx/xx/2019 with case #xx. As per the collection comment dated xx/xx/2023, the arrears are paid in full. As per the collection comment dated xx/xx/2024, the bankruptcy has been discharged.
No additional information has been found.
Foreclosure Comments:The foreclosure process was initiated and the file was referred to an attorney on xx/xx/2018. The complaint was filed. The sale was scheduled on xx/xx/2019. The foreclosure process was kept on hold from xx/xx/2019 because of active bankruptcy.
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2018. The plan was confirmed on xx/xx/2019.
The post-xx due date was xx/xx/2019. The POC was filed on xx/xx/2019, the amount of claim is xx and amount of arrearage is xx, under chapter 13, the debtor sxxpay to the trustee in the amount of $xxx 3 months and $xxxr 11 months. The schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx.
There is no any evidence of cram down.

The document (xx) states that the modification exists as the last payment was received in the amount of $xxxowever modification document is missing from loan file. The note rate is 10.55% and P&I is $xxx.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The initial Escrow Account Disclosure and List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.

1.VA Application Disclosure
2.Choice of Settlement Agent Disclosure
3.Disclosure of Charges for Appraisal or Valuation
4.Copy of Appraisal or Statement of Appraised Value"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.
The chain of the assignment has not been completed. Currently, the assignment is with xx  which was recorded on xx/xx/2019. However, the assignment is missing to xx
The combined annual taxes for the year of 2017 have been paid in the amount of $xxxe combined annual taxes for the year of 2018 have been paid in the amount of $xxxo delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 8 months and next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2018. The UPB is reflected in the amount of xx till the due date of xx/xx/2018.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. According to the chapter 13 plan dated xx/xx/2018, the debtor sxxpay $xxx-weekly for the period of 36 months. The proof of claim was filed on xx/xx/2019 with the claim amount of xx and the amount of arrearage is $xxx review of the collection comment shows no indication of post-closing foreclosure activity.
The review of payment history shows that the borrower has been delinquent for 8 months and next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2018. The UPB is reflected in the amount of xx till the due date of xx/xx/2018.
The loan modification agreement has been made on  xx/xx/2017 between x and xx. The borrower promises to make a monthly payment of $xxx with the interest rate of 5.500% beginning from xx/xx/2017 till the maturity date of xx/xx/2029. The New Principal Balance stated in the modification is xx.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine the current property condition. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. According to the chapter 13 plan dated xx/xx/2018, the debtor sxxpay $xxx-weekly for the period of 36 months. The proof of claim was filed on xx/xx/2019 with the claim amount of xx and the amount of arrearage is $xxx	The loan modification agreement has been made on xx/xx/2017 between xx and xx. The borrower promises to make a monthly payment of $xxx with the interest rate of 5.500% beginning from xx/xx/2017 till the maturity date of xx/xx/2029. The New Principal Balance stated in the modification is xx.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Dicsloures xx Insurance	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file"
* Application Not Signed by All Borrowers (Lvl 2)     "Final application is missing from the loan file. However, value are considered from initial application dated xx/xx/2002."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL xx -$xxxThe finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxhis loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL xx -$xxx
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxis loan failed the TILA APR test.
TILA APR Test: FAIL 10.271% 10.428% -0.157%
The annual percentage rate (APR) is 10.428%. The disclosed APR of 10.271% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "MI cert is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "The ROR is not hand dated by the borrower."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx, with xx
The chain of assignment has not been completed. The current assignment should have been with xx
There is one junior xx which was originated on xx.xx, with The xx.
Current year taxes are due in the amount of $xxx	According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 11 months. The last payment was received on xx/xx/2018, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy, the borrower is currently delinquent for 11 months. The last payment was received on xx/xx/2018, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.
 According to the modification, the loan was modified on xx/xx/2015 between the borrower “xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 4% and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2015. The maturity date as per modification is xx/xx/2035. The interest-bearing amount is xx. The deferred balance is xx. This loan was modified once.

According to the xxx, the borrower xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is $xxxbtor sxxpay to the trustee $xxx month for 60 months. Plan was confirmed on xx/xx/2019. Date of last filing was xx/xx/2019. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. There is no comment indicating a cram down..
As per collection comments, the foreclosure was initiated. The file was referred to attorney xx/xx/2019.However; the foreclosure was put on hold due to the borrower xx  had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019..No further details have been found.

  As per collection comments, the reason for default is unable to be determined. As per collection comments dated xx/xx/2019, the current occupancy is tenant.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Foreclosure Comments:As per collection comments, the foreclosure was initiated. The file was referred to attorney xx/xx/2019.However; the foreclosure was put on hold due to the borrowerxx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019..No further details have been found.
Bankruptcy Comments:According to the xxx, the borrowerxx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is $xxxbtor sxxpay to the trustee $xxx month for 60 months. Plan was confirmed on xx/xx/2019. Date of last filing was xx/xx/2019. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. There is no comment indicating a cramdown.	According to the modification, the loan was modified on xx/xx/2015 between the borrower “ xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 4% and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2015. The maturity date as per modification is xx/xx/2035.The interest-bearing amount is xx. The deferred balance is xx. This loan was modified once.
Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Cash out purxxx(Lvl 2) "As per HUD-1, this is a primary purxxxhowever, borrower is receiving cash out in the amount of $xxxplianceEase Exceptions Test Failed (Lvl 2) "This loan is failing OH Seller-Paid Points and Fees Exception Test.
This loan is subject to legislation that takes into discount points that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid discount points into account. This exception does not appear when a dollar amount, including $xxxicitly provided for "Seller-Paid
Points and Fees"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The CE risk indicator is Moderate as the loan is failing OH Seller-Paid Points and Fees Exception Test.
This loan is subject to legislation that takes into discount points that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid discount points into account. This exception does not appear when a dollar amount, including $xxxicitly provided for "Seller-Paid
Points and Fees"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow acct disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Ohio state.
The following disclosures are missing from the loan file:
1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
3. Non-Deposit Insurance Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the available loan file."
								* Settlement date is different from note date (Lvl 2) "Settlement date is xx/xx/2005 and note date is xx/xx/2005, however settlement date is different from note date."		Moderate	Not Covered	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.
The chain of the assignment has been completed. Currently, the xx is with xx. which was recorded on xx/xx/2019.
1) There is an active civil judgment against the borrower xx which was recorded on xx/xx/2012 for the amount of $xxxe first installment xx taxes of 2018-2019 have been paid in the amount of $xxxhe xx annual taxes for the year of 2019/2020 have been paid in the amount of $xxxe second installment xx taxes for the year of 2018/2019 have been delinquent in the amount of $xxxch were due on xx/xx/2019 and good through till xx/xx/2019. The annual Utilities taxes for the year of 2019/2020 have been delinquent in the amount of $xxxwhich were due on xx/xx/2019.	The review of payment history shows that the borrower has been delinquent for 15 months and next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxr the due date of xx/xx/2018. The UPB is reflected in the amount of xx till the due date of xx/xx/2018.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. According to amended chapter plan dated xx/xx/2019, the debtor sxxpay $xxxr 3 months, then $xxxr 21 months and $xxxr 36 months. The proof of claim was filed on xx/xx/2019 with the claim amount of xx and the amount of arrearage is xx. xxx, Schedule-D shows the amount of xx as an unsecured portion out of the amount of claim xx and the value of the collateral is xx. Did not see any comments reflecting cram down.
The foreclosure was initiated and the file was referred to an attorney on xx/xx/2018. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019.
The review of payment history shows that the borrower has been delinquent for 15 months and next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxr the due date of xx/xx/2018. The UPB is reflected in the amount of xx till the due date of xx/xx/2018.
The loan modification agreement has been made on  xx/xx/2014 between xxx and the lender xx Home xx. The borrower promises to make a monthly payment of $xxxth the interest rate of 4.750% beginning from xx/xx/2014 till the maturity date of xx/xx/2054. The New Principal Balance stated in the modification is xx.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine the current property condition. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2018. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. According to amended chapter plan dated xx/xx/2019, the debtor sxxpay $xxxr 3 months, then $xxxr 21 months and $xxxr 36 months. The proof of claim was filed on xx/xx/2019 with the claim amount of xx and the amount of arrearage is xx. xxx, Schedule-D shows the amount of xx as an unsecured portion out of the amount of claim xx  and the value of the collateral is xx. Did not see any comments reflecting cram down.
The loan modification agreement has been made on xx/xx/2014 between xx. The borrower promises to make a monthly payment of $xxxth the interest rate of 4.750% beginning from xx/xx/2014 till the maturity date of xx/xx/2054. The New Principal Balance stated in the modification is xx.
Affiliated Business Disclosure Loan Program Info Disclosure Missing Dicsloures Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prepayment term test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lenders license type in the state where the property is located.
Prepayment Term Test: FAIL 36Months 0Months 36Months"
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maryland state. The following state disclosures are missing from the loan file.
Affidavit of Consideration
Affidavit of Disbursement
First Time Buyers Affidavit
Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
Balloon Payment
No Escrow Account
Mandatory Binding Arbitration Disclosures
Home Buyer Education and Counseling Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "The operative index value unable to be determined from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business form is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019, shows that the subject xx was originated on xx.xxThe chain of the assignment has been completed. The last assignment is xx

There is a civil judgment against the borrower in favor of xx in the amount of $xxxual xx taxes for the year 2019 are paid in the amount of $xxxrior year delinquent taxes have been found.
According to the payment history as of xx/xx/2019, the borrower is delinquent for 22 months. The payment applied date was xx/xx/2017 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the servicing comments, the loan is collections. The borrower is delinquent for 22 months. The payment applied date was xx/xx/2017 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.

The reason for default is unemployment of borrower.

The foreclosure was initiated. The file was referred to an attorney on xx/xx/2016 and the complaint was filed on xx/xx/2017. However, the foreclosure was out on hold for legal description on the xx. The issue was get resolved as the xx was reformed with correct legal. Currently the foreclosure is on hold for the bankruptcy filed by the borrower on xx/xx/2018.
xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2018. The debtor had filed the amended chapter 13 plan on xx/xx/2019 which was confirmed on xx/xx/2019. According to the plan, the debtor sxxpay to the trustee $xxx52 months. The creditor had filed the POC on xx/xx/2018 with the secured claim amount of xx and arrearage of xx. The schedule D of xxx shows the amount of claim as xx and the collateral value as xx. Hence, the unsecured portion is xx.
As per the collection comment, the subject property is occupied by the owner. No damages have been found.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2016 and the complaint was filed on xx/xx/2017. However, the foreclosure was out on hold for legal description on the xx. The issue was get resolved as the xx was reformed with correct legal. Currently the foreclosure is on hold for the bankruptcy filed by the borrower on xx/xx/2018.
Bankruptcy Commentsxx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2018. The debtor had filed the amended chapter 13 plan on xx/xx/2019 which was confirmed on xx/xx/2019. According to the plan, the debtor sxxpay to the trustee $xxx52 months. The creditor had filed the POC on xx/xx/2018 with the secured claim amount of xx and arrearage of xx. The schedule D of xxx shows the amount of claim as xx and the collateral value as xx. Hence, the unsecured portion is xx.	The loan has been modified once since origination. This modification agreement was signed between xxr) and the xx on xx/xx/2016. According to the modified terms, the new principal balance is in the amount of xx with deferred balance of xx and interest bearing amount of xx. The deferred amount has been forgiven by the lender. The borrower promises to pay $xxx the starting rate of interest 3.5% beginning from xx/xx/2016. The new maturity date is xx/xx/2056.	Affiliated Business Disclosure Credit Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Loan application is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan Data36Months Comparison Data0Months Variance36Months

This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "TILA Finance Charge Test: Result FAIL  Loan Dataxx Comparison Dataxx Variance-xx
This loan failed the TILA finance charge test.The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxoreclosure Rescission Finance Charge Test: Result FAIL  Loan Data xx Comparison Data xx Variance -xx
This loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxA APR Test: Result FAIL   Loan Data 6.013% Comparison Data 7.014%  Variance -1.001%
This loan failed the TILA APR test. The annual percentage rate (APR) is 7.014%. The disclosed APR of 6.013% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

Prepayment Term Test: Result FAIL   Loan Data36Months  Comparison Data 0Months  Variance 36Months
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* Operative index value is unable to confirm (Lvl 2)     "As per review,Operative index value is unable to confirm."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "As per review, affiliated business disclosure is missing from loan files."
								* Settlement date is different from note date (Lvl 2) "As per review,Note date is xx/xx/2007.However HUD settlement date is xx/xx/2007."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.
The chain of assignment has been completed. The latest assignment is with xx. which was recorded on xx/xx/2019.
There is a xx in the favor of xx in the amount of xx which was recorded on xx/xx/2007. The subordination agreement is located at xx
There is a civil judgment in the favor of xx in the amount of xx which was recorded on xx/xx/2016.
1st installment of xx jurisdiction tax of 2019 has been paid in the amount of $xxxxx/xx/2019.
2nd installment of xx jurisdiction tax of 2019 is due in the amount of $xxxxx/xx/2019.
No prior year delinquent taxes have been found.	According to the review of payment history as of xx/xx/2019, the borrower has been delinquent for 11 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected in the amount of xx.

Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for 11 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected in the amount of xx.
As per the comment dated xx/xx/2018, the reason for default is loss of income.
The Step modification agreement was signed between the xx and the lender xx
The comment dated xx/xx/2019 shows that the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2018. However, the foreclosure was put on hold as the borrower had filed bankruptcy on xx/xx/2018. No further details have been found.
Bankruptcy Comments:The borrower xx had filed for bankruptcy under chapter-13 with case # xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018. The POC was filed on xx/xx/2018, with the secured claim amount of xx and the arrearage amount is in the amount of $xxx01. As per the chapter 13 plan, the debtor sxxpay to the trustee the sum of $xxx per month for 3 months, then $xxx per month for 60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is $xxx00. There is no comment indicating a cram-down. The date of the last filing is xx/xx/2019.	This Step modification agreement was signed between the xx and the lenderxx. on xx/xx/2011.
The Unpaid Principal Balance is xx with interest rate 1.00% which steps up in 6 steps ending at 6.00%. The borrower promises to pay the monthly P&I of $xxx beginning from xx/xx/2011. The maturity is xx/xx/2037.	Affiliated Business Disclosure
Credit Application
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Illegible copy is available for HUD 1, unable to read values."	* Application Missing (Lvl 2) "Final application / 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the xx state. The following state disclosures are missing from the loan file:
1. Choice of Settlement Agent Disclosure
2. Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of rescission is  missing from loan file."
								* TIL not hand dated (Lvl 2) "Truth in lending not signed by borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx. which was recorded on xx/xx/2007.
The chain of assignment has been completed. The last assignment was done from xx, its successors, and assigns which was recorded on xx/xx/2019. There are no judgments and liens found against the borrower and the subject property.
Annual installment xx taxes for the year of 2019 are due on xx/xx/2019  in the amount of $xxx prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2019, the borrower is currently delinquent for 22 months and the next due date for the regular payment is xx/xx/2017. Unable to determine the last payment from the available payment history; however as per tape data, the borrower made the last payment in the amount of $xxx, which was applied for the due date of xx/xx/2017. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the bankruptcy and the next due for the regular payment is xx/xx/2017. Unable to determine the last payment from the available payment history; however as per tape data, the borrower made the last payment in the amount of $xxx, which was applied for the due date of xx/xx/2017. The UPB reflected in the latest payment history is in the amount of xx.
Unable to determine the reason for the default and intention of the borrower from the available servicing comments.
No loss mitigation activity has been initiated.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Update:
As per comment dated xx/xx/2023, the new bankruptcy has been filed. The further details of the new bankruptcy filed are unavailable. The prior servicer has completed the modification, and no further details are provided.
As per comment dated xx/xx/2022, the subject property is owner-occupied.
As per comment dated xx/xx/2022, the bankruptcy case closed and discharged.
As per comment dated xx/xx/2022, the motion to dismiss foreclosure was granted on xx/xx/2022.
As per comment dated xx/xx/2022, the motion to deem current referred to attorney dated xx/xx/2022.

Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated. The foreclosure file was referred to an attorney on xx/xx/2016. The notice of lis pendency document  located at "xx", the foreclosure complaint was filed with the foreclosure case#xxAA on xx/xx/2016. The foreclosure final judgment was entered with the amount of xx on xx/xx/2017. The foreclosure sale date was scheduled on xx/xx/2017; however, the foreclosure file was put on hold as the borrower “xx” had filed bankruptcy under Chapter-13 with the Case#xx on xx/xx/2017.
Bankruptcy Comments:According to the xxx, the borrower “xx” had filed bankruptcy under Chapter-13 with the Case#xx on xx/xx/2017. The POC was filed on xx/xx/2017, with the claim amount of xx and the arrearage amount is xx. The Chapter 13 plan was confirmed on xx/xx/2018. As per the chapter 13 plan, the debtor sxxpay to the Trustee the sum of the $xxx00 per month for a period of 60 months. The total amount of payments to the trustee in the amount of xx. The Schedule-D in xxx shows xx as an unsecured portion out of claim amount xx. No comment has been found indicating a cram-down. The last filing date of bankruptcy was xx/xx/2019.	The loan was modified on xx/xx/2012 between the borrower “xx” and lender “xxx”. The modified Principal Balance is xx; however, the amount of $xxx09 has been decreased(Forgiven) from the new modified principal balance. The interest bearing amount is xx. The borrower sxxpay with the interest rate of 4.124%% which steps up in 3 steps ending at 5.630%. The borrower promises to pay the monthly P&I of $xxx beginning from xx/xx/2012 and the maturity is dated xx/xx/2052.
Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxILA Finance Charge Test: Loan Data: xx, Comparison Data xx, Variance -$xxx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxLA Foreclosure Rescission Finance Charge Test: Loan Data: xx, Comparison Data xx, Variance -$xxx."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property located at xx state. The following require state disclosures are missing from the loan file.
1.Anti-Coercion Notice
2.Radon Gas Disclosure
3.Insurance Sales Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form is missing in loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.A. which was recorded on xx/xx/2007.
The chain of assignment has not been completed. Currently, the xx is with xx, Not In Its xx which was recorded on xx/xx/2019. It should be with xx. There is a missing assignment from xx
No active judgments and liens have been found.
Annual taxes for the year of 2018 have been  paid in the amount of $xxx prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for 49 months and the next payment is due for xx/xx/2015. The last payment was received on xx/xx/2016 in the amount of $xxx which was applied for xx/xx/2015. The UPB is xx. The current P&I is $xxx and PITI is $xxx.	Collections Comments:The loan is currently in bankruptcy and the next payment is due for xx/xx/2015. The last payment was received in the amount of $xxx which was applied for xx/xx/2015 xx Officer had filed for bankruptcy under chapter-11 with the case# xx on xx/xx/2016. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx however, the unsecured portion is xx The POC was filed on xx/xx/2016, the POC amount is xx and the arrearage amount is $xxxhe motion to value the collateral document states that the market value of the subject property is xx. Then the unsecured amount is xx The order is not granted. As per the amended chapter 11 plan filed on xx/xx/2019, the borrower sxxpay $xxxr 36months beginning from xx/xx/2019 till maturity xx/xx/2049. The plan is not confirmed still. The RFD is unable to be determined. No repairs and damages have been found. As per the comment dated xx/xx/2019, the property is vacant with a secured condition.
Foreclosure Comments:As per the tape, the foreclosure was initiated on the loan and the file was referred to an attorney on xx/xx/2016. Further details have not been found.xx Officer had filed for bankruptcy under chapter-11 with case# xx on xx/xx/2016.
Bankruptcy Commentsxx Officer had filed for bankruptcy under chapter-11 with the case# xx on xx/xx/2016. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx  and the value of the collateral is xx however, the unsecured portion is $xxx The POC was filed on xx/xx/2016, the POC amount is xx and the arrearage amount is $xxxhe motion to value the collateral document xx filed on xx/xx/2016 states that the market value of the subject property is xx.  Then the unsecured amount is xx The order is not granted. As per the amended chapter 11 plan filed on xx/xx/2019, the borrower sxxpay $xxxr 36months beginning from xx/xx/2019 till maturity xx/xx/2049. The stipulation document xx filed on xx/xx/2017 states that the secured claim is xx. The plan is not confirmed still. As per the stipulation document xx filed on xx/xx/2017, both the parties agreed that the plan will not be modified unless and until the creditor expressly agrees in writing to modify the claim or through the confirmation of the plan. As per the document with xx Order On Stipulation
Resolving Opposition To xx, the plan is modified.
As per the review of the payment history, the last payment was received in the amount of $xxx which was applied for xx/xx/2015. The UPB is xx.
This step modification agreement was signed between the borrower xx and the lender xx on xx/xx/2013.
The UPB is xx. The borrower promises to pay P&I in the amount of $xxx with an interest rate of 2.244%, beginning from xx/xx/2013. The maturity is xx/xx/2050.
				xx Insurance	3: Curable		* MI, FHA or MIC missing and required (Lvl 3) "The loan type is conventional. As per the application, the MI fees is $xxx Tape reflects MI certificate is required. However, the MI certificate is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx, with xx

The chain of assignment has not been completed as the xx is currently with xx instead of the current assignee xx

There is one judgment against the borrower in the total amount of xx in favor of xx which was recorded on xx/xx/2019.

There is one HOA Lien on the subject property in favor of xx which was recorded on 3/xx/2013in the amount of $xxxsubject property is located in State of xx There is a risk of the property to be getting foreclosed due to above unpaid lien. This can be cured if above unpaid lien will paid in full with unpaid interest and late fees.

The annual combined taxes have been paid in the amount of $xxxrior year delinquent taxes have been found.
As per the review of latest payment history as of xx/xx/2019 the loan is in delinquency for 8 months. The last payment was received on xx/xx/2018 in the amount of $xxx interest rate of 4.75% and P&I $xxxthe due date of xx/xx/2018. The next due date is xx/xx/2018. The payment history reflects the current UPB in the amount of xx.	Collections Comments:The loan is in delinquency for 8 months. The last payment was received on xx/xx/2018 in the amount of $xxx interest rate of 4.75% and P&I $xxxthe due date of xx/xx/2018. The next due date is xx/xx/2018. The payment history reflects the current UPB in the amount of xx.
The loan has been modified once since origination. The loan was modified with an effective date of xx/xx/2011 and according to the mod the new principal balance is xx with a step modification and the rate started from 3.00%. The borrower had given promise to pay P&I in the amount of $xxxh had begun from xx/xx/2011 with a new maturity date of xx/xx/2051. The rate changes in 6 steps ending at 4.750%. The borrower had also given the promise to pay the deferred balance in the amount of $xxxhe maturity date. Hence the UPB that has been amortized as an interest bearing amount xx.

Borrower had filed bankruptcy on xx/xx/2017 under ch#7 with case#xx. The debtor had dismissed on xx/xx/2017 and case was terminated on xx/xx/2017.

Besides there are several attempts to reach the borrower but lender is unable to contact and also not getting the exact reason for payment delinquency , hence there are no servicing records found as of xx/xx/2019.
On xx/xx/2017, the loss mitigation workstation was closed due to time constraints, also streamline solicitation was sent to borrower in which the trail plan was broken due to non-payment of loan monthly payments from borrowers side.

As per comment dated xx/xx/2019 borrower interested in loss mitigation.

Update:
As per comment dated xx/xx/2024, the prior servicer has completed the modification, and no further details are provided.
As per comment dated xx/xx/2022, the modification has been done with an effective date of xx/xx/2022. The new UPB is xx.00 with P&I $xxxinterest rate of 4.750%, and a maturity date of xx/xx/2052.
The foreclosure has been stopped due to loan modification.
As per comment dated xx/xx/2022, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower had filed bankruptcy on xx/xx/2017 under ch#7 with case#xx. The debtor had dismissed on xx/xx/2017 and case was terminated on xx/xx/2017.	The loan has been modified once since origination. The loan was modified with an effective date of xx/xx/2011 and according to the mod the new principal balance is xx with a step modification and the rate started from 3.00%. The borrower had given promise to pay P&I in the amount of $xxxh had begun from xx/xx/2011 with a new maturity date of xx/xx/2051. The rate changes in 6 steps ending at 4.750%. The borrower had also given the promise to pay the deferred balance in the amount of $xxxhe maturity date. Hence the UPB that has been amortized as an interest bearing amount xx.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrower."	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State and the required disclosures are missing from the loan file.
Impound Account Disclosure
Private xx Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "The Settlement date is xx/xx/2007; however, Note date is xx/xx/2007."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the subject xx was originated on xx.xx with xx as nominee for xx
The chain of xx assignment has been completed. Currently, the xx assignment is with xx recorded on xx/xx/2019.
No active judgments or liens have been found.

The 1st and 2nd installment of combined taxes have been paid in the amount of $xxxhe year of 2019.
The 1st and 2nd installment of School taxes have been paid in the amount of $xxx for the year of 2019.

. The review of payment history as of dated xx/xx/2019 shows that borrower is delinquent for 8 months. The next payment is due on xx/xx/2019.The last P&I payment was received in the amount of $xxx the interest rate of 4.500% which was applied for the due date of xx/xx/2018. The current unpaid principal balance is in the amount of xx.	Collections Comments:As per servicing collection comments the loan is in active bankruptcy.
The review of payment history as of dated xx/xx/2019 shows that borrower is delinquent for 8 months. The next payment is due on xx/xx/2019.The last P&I payment was received in the amount of $xxx the interest rate of 4.500% which was applied for the due date of xx/xx/2018. The current unpaid principal balance is in the amount of xx.
This modification agreement made between borrower xx (“Lender”) on xx/xx/2011. As per agreement the new principal balance is in the amount of xx.
The amount of xx has been deferred from new principal balance. The total interest bearing principal balance is in the amount of xx. The borrower had promised to pay P&I in the amount of $xxx the interest rate of 2.00% which was started on xx/xx/2011. This is a step modification. The initial rate was started from 2.00% and will end on 4.500%.The maturity date of agreement is xx/xx/2051.

As per collection comment, the foreclosure was initiated in 2018. The foreclosure was referred to an attorney on xx/xx/2018. As per updated title report dated xx/xx/2019, the lis pendens was filed by Suntrustxx (lender) on xx/xx/2011 with instrument # xx This lis pendens was released on xx/xx/2014. The loan has been modified on xx/xx/2011. The current foreclosure has been placed on hold due to bankruptcy filing .xx (Debtor) has filed Bankruptcy under chapter-13 on xx/xx/2018 with the case#xx. The loan is currently in active bankruptcy. No further details have been found.

Foreclosure Comments:As per collection comment, the foreclosure was initiated in 2018. The foreclosure was referred to an attorney on xx/xx/2018. As per updated title report dated xx/xx/2019, the lis pendens was filed byxx (lender) on xx/xx/2011 with instrument # xx This lis pendens was released on xx/xx/2014. The loan has been modified on xx/xx/2011. The current foreclosure has been placed on hold due to bankruptcy filing. Walia, Hartirath   (Debtor) has filed Bankruptcy under chapter-13 on xx/xx/2018 with the case#xx. The loan is currently in active bankruptcy. No further details have been found.
Bankruptcy Comments:xx   (Debtor) has filed Bankruptcy under chapter-13 on xx/xx/2018 with the case#xx.
The POC was filed on xx/xx/2019 with secured claim in the amount of xx and arrears are in the amount of xx.
 The amended plan was filed on xx/xx/2019 which was confirmed on xx/xx/2019. As per plan borrower will pay arrearage amount of xx by paying monthly payment in the amount of $xxxugh plan. The date of last filing was xx/xx/2019.
This modification agreement made between borrower xx (“Lender”) on xx/xx/2011. As per agreement the new principal balance is in the amount of xx.
The amount of xx has been deferred from new principal balance. The total interest bearing principal balance is in the amount of xx. The borrower had promised to pay P&I in the amount of $xxx the interest rate of 2.00% which was started on xx/xx/2011. This is a step modification. The initial rate was started from 2.00% and will end on 4.500%.The maturity date of agreement is xx/xx/2051.
Affiliated Business Disclosure Final Truth in Lending Discl. Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease risk indicator is "Moderate".
Compliance Ease Exception test failed.
This loan failed the TILA APR test.
Final TIL is missing in the loan file. Hence for CE the APR has been considered as "0"."
* ComplianceEase TILA Test Failed (Lvl 2)     "The Compliance Ease TILA test failed.
This loan failed the TILA APR test.
Final TIL is missing in the loan file. Hence for CE the APR has been considered as "0". The annual percentage rate (APR) is 6.903%."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing in the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing in the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program Disclosure is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at the time of origination is missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in “xx” State. The following disclosures are missing in the loan file.
1)NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2)NY Interest Rate Disclosure
3)NY Hazard Insurance  Disclosure
4)Tax Escrow Account Designation
5)xx Bankers and Exempt Organizations Pre application
6)Co-Signer Notice Requirements
7)Default Warning Notice
8)Commitment Disclosure
9)Lock-in Disclosure
10)Expiration of Lock-in or Commitment Period"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business Disclosure is missing in the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
   The review of the pro-title dated xx/xx/2019 reflects that the subject xx was originated on xx.xxThe chain of the assignment has been completed.

Therexxxmunicipal lien active in the favor of Collector of Taxes in the amount of $xxxorded on xx/xx/2018.

There is child support lien active in the favor of xx in the amount of $xxxded on xx/xx/2017.

xx annual taxes for the year of 2019 have been paid in the amount of $xxxnual taxes for the year of 2020 have been due in the amount of $xxx.

No prior year taxes have been found delinquent.	According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 14 months. The last payment received on xx/xx/2019, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 14 months. The last payment received on xx/xx/2019, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.
The reason for default is unable to determine. The subject property has been occupied by the owner. No comments have been found for damages or repairs.

Foreclosure Comments: The foreclosure was initiated and the file was referred to the attorney on xx/xx/2018. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2019. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is xx. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx. The debtor sxxpay to the trustee $xxx60 months.	According to the modification, the loan was modified on xx/xx/2012 in between the borrower xx. The new modified principal balance per modification is in the amount of xx with interest rate starting at 2.000 % and borrower promises to pay P&I in the amount of $xxxnning on xx/xx/2012. The maturity date reflects per modification is xx/xx/2052.	Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees Test:Result:  FAIL Loan Data: $xxxarison Data: $xxxriance: +$xxxomplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: Result FAIL Loan Data: 0.000% Comparison Data: 7.185% Variance: -7.185%"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NJ State. The following state disclosures are missing in the loan files.
NJ Attorney Disclosure
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax Bill Information
Private Well Testing
Choice of Insurer Disclosure
								Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019, shows that the subject xx was originated on xx.
The chain of the assignment has been completed. The latest assignment is with xx. which was recorded on xx/xx/2019.
There is a junior xx in the favor of xx in the amount of xx which was recorded on xx/xx/2007.
There are 4 IRS liens in the favor of xx in the total amount of xx which was recorded on different dates.
There are 4 state tax liens in the favor of different plaintiffs in the total amount of xx which was recorded on different dates.
There are 2 child support liens in the favor of different plaintiffs in the total amount of xx which was recorded on xx/xx/2009 and xx/xx/2011.
There are 2 credit card judgments in the favor of different plaintiffs in the total amount of xx which was recorded on xx/xx/2010 and xx/xx/2010.
There are 12 civil judgments in the favor of different plaintiffs in the total amount of xx3.88 which was recorded on different dates.
There is an ECB lien in the favor of xx in the amount of $xxxch was recorded on xx/xx/2016.
1st installment of borough jurisdiction tax of 2020 has been paid in the amount of $xxxxx/xx/2019.
2nd installment of borough jurisdiction tax of 2020 has been paid in the amount of $xxxxx/xx/2019.
3rd installment of borough jurisdiction tax of 2020 is due in the amount of $xxxxx/xx/2020.
4th installment of borough jurisdiction tax of 2020 is due in the amount of $xxxxx/xx/2020.
The annual installment of utility jurisdiction tax of 2019 has been delinquent in the amount of $xxxch was good through till xx/xx/2019.	According to the review of payment history as of xx/xx/2019, the borrower has been delinquent for 126 months. The last payment was received on xx/xx/2015 which was applied for the due date of xx/xx/2009 and the next due date for payment is xx/xx/2009. The P&I is in the amount of $xxx65 and PITI is in the amount of $xxxhe UPB reflected in the amount of xx.	Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for 126 months. The last payment was received on xx/xx/2015 which was applied for the due date of xx/xx/2009 and the next due date for payment is xx/xx/2009. The P&I is in the amount of $xxx65 and PITI is in the amount of $xxxhe UPB reflected in the amount of xx.
The loan has never been modified since origination.
The reason for default is unable to be determined from the latest collection comments.
The inspection report dated xx/xx/2019 located at “xx” shows that the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2009. As per the updated title report dated xx/xx/2019, the lis pendens were filed on xx/xx/2009 and xx/xx/2012 which is located at xx. No release was found. Again the lies Pendens was filed o xx/xx/2014 which is located at xx. The judgment was entered on xx/xx/2018. However, the foreclosure was put on hold as the borrower had filed bankruptcy on xx/xx/2018.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case # xx on xx/xx/2018. However, the case was converted to chapter 7 on xx/xx/2019. The date of the last filing is xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL Loan Data 0.000% Comparison Data 6.839% Variance -6.839%.
This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.839%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file.
1.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2.NY Interest Rate Disclosure
3.NY Hazard Insurance  Disclosure
4.Tax Escrow Account Designation
5.xx Bankers and Exempt Organizations Preapplication
6.Co-Signer Notice Requirements
7.Default Warning Notice
8.Commitment Disclosure
9.Lock-in Disclosure
10.Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan fie."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the xx was originated on xx.xxhich was recorded on xx/xx/2006.
The chain of xx assignment has been completed. Currently, the xx assignment is with xx.
There is an active Credit Card lien against xx favor of xx in the amount of $xxxh was recorded on xx/xx/2011.
xx taxes for 2019 have been paid on xx/xx/2019 in the amount of $xxxaxes for 2019 have been paid on xx/xx/2019 in the amount of $xxxr taxes for 2019 have been paid on xx/xx/2019 in the amount of $xxxol taxes for 2019/2020 have been paid on xx/xx/2019 in the amount of $xxx	The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 10 months. The last payment was received on xx/xx/2019 in the amount of $xxxit was applied for the due date of xx/xx/2018. The current P&I is $xxxinterest rate is 5.375%. The current unpaid principal balance is in the amount of xx.	Collections Comments:The loan is in Bankruptcy.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 10 months. The last payment was received on xx/xx/2019 in the amount of $xxxit was applied for the due date of xx/xx/2018. The current P&I is $xxxinterest rate is 5.375%. The current unpaid principal balance is in the amount of xx.

According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. Schedule D in xxx dated xx/xx/2018 states that the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as $xxxs filed byxxas the authorized subservicer for Fxxon xx/xx/2018, in the secured claim amount of $xxxan arrearage in the amount of xx.The loan is in active bankruptcy.

Review of collection comment shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2018. However, the file was placed on hold on xx/xx/2019 due to bankruptcy filed by borrower. The borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. No information available regarding the sale date. No other evidences have been found in the servicing comments regarding the foreclosure.

The loan was modified on xx/xx/2010 and a new principal balance is xx to the step modification and the rate was starting from 2.000 % and borrower had given promise to pay P&I in the amount of $xxxnning on xx/xx/2010 with a new maturity date of xx/xx/2055.  The rate changes in 5 steps ending at 5.375%. The borrower had also promise to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2055; however, the interest bearing amount is xx.

Update:-

As per the collection comment dated xx/xx/2023, the borrower filed bankruptcy under chapter 13 on xx/xx/2018 with case #xx. As per the collection comment dated xx/xx/2023, the arrears are paid in full. As per the collection comment dated xx/xx/2024, the bankruptcy has been discharged on xx/xx/2023 and closed on xx/xx/2024.
No additional information has been found.

Foreclosure Comments:Review of collection comment shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2018. However, the file was placed on hold on xx/xx/2019 due to bankruptcy filed by borrower. The borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. No information available regarding the sale date. No other evidences have been found in the servicing comments regarding the foreclosure.
Bankruptcy Comments:According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. Schedule D in xxx dated xx/xx/2018 states that the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as $xxxs filed by xx xx. as the authorized subservicer for xx on xx/xx/2018, in the secured claim amount of $xxxan arrearage in the amount of xx.The loan is in active bankruptcy.	The loan was modified on xx/xx/2010 and a new principal balance is xx to the step modification and the rate was starting from 2.000 % and borrower had given promise to pay P&I in the amount of $xxxnning on xx/xx/2010 with a new maturity date of xx/xx/2055. The rate changes in 5 steps ending at 5.375%. The borrower had also promise to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2055; however, the interest bearing amount is xx.	Affiliated Business Disclosure Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Itemization of fee and estimated HUD-1 are also missing from the loan file."	* Final TIL Missing or Not Executed (Lvl 2) "TIL is missing from the loan file"
* Missing Required Disclosures (Lvl 2)     "List of service provider is  missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
      The review of the pro-title dated xx/xx/2019 reflects that the subject xx was originated on xx.xx, which was recorded on xx/xx/2008.
The chain of the assignment has been completed. The latest assignment is with xx which was recorded on xx/xx/2018.
No active liens and judgments have been found against the borrower and the property.
Third installment combined taxes for the year of 2019 have been paid on xx/xx/2019 and fourth installment taxes are due on xx/xx/2019 each in the amount of $xxxt and second installment combined taxes for the year of 2019 are due on xx/xx/2020 and xx/xx/2020 each in the amount of $xxxrior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2019, the borrower is currently delinquent for 20 months and the next due date for the regular payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxch was applied for the due date of xx/xx/2018. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the bankruptcy and the next due for the regular payment is xx/xx/2018. The last payment was received on xx/xx/2019, in the amount of $xxxh was applied for xx/xx/2018. The UPB reflected in the payment history is in the amount of xx.
Unable to determine the reason for the default and intention of the borrower from the available servicing comments.
No loss mitigation activity has been initiated.
Unable to determine the occupancy of the subject property; however, as per the tape the subject tape date the subject property has been occupied by the unknown part. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated. The foreclosure file was referred to an attorney on xx/xx/2018. The notice of lis pendency was filed by the creditor FNMA. with the foreclosure case#SWxx owever, the foreclosure file was put on hold as the borrower  “xx” had filed for bankruptcy under Chapter-13 with case#xx on xx/xx/2019.
Bankruptcy Comments:According to the xxx report, the borrower  “xx” had filed for bankruptcy under Chapter-13 with case#xx on xx/xx/2019. The plan is not confirmed yet. The POC was filed by the creditor xx on xx/xx/2018 with the POC amount of xx and the amount of arrearage is xx. As per the proposed chapter 13 plan the debtor was supposed to pay to the trustee in the amount of $xxxthe period of 60. The Schedule-D in xxx shows xx as an unsecured portion out of claim amount xx. The order on motion to dismissal case was granted on xx/xx/2019; however, the notice of motion for an order vacating dismissed case and reschedule the confirmation hearing was filed on xx/xx/2019  and it was ordered to vacate dismissal of case on xx/xx/2019. No comment has been found indicating a cram-down.  The last filing date of bankruptcy was xx/xx/2019.

The Loan modification agreement was made on xx/xx/2016, between the borrower “xx” and the lender xx The borrower promises to make a monthly payment of xx with the rate of interest 3.875%, beginning from xx/xx/2016 till the maturity date of xx/xx/2056. The new principal balance stated in the Modification is in the amount of xx. The lender had deferred the amount of xx from the new principal balance. Hence, the interest-bearing amount is xx. This modification does not contain any balloon provision.	Affiliated Business Disclosure Final Truth in Lending Discl. Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.  FAIL
The annual percentage rate (APR) is 3.760%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: FAIL Loan Data 0.000% Comparison Data 3.760% Variance -3.760%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file"
* Missing Required State Disclosures (Lvl 2)     "The subject property located at New Jersey state. The following require state disclosures are missing from the loan file.
1.NJ Attorney Disclosure
2.Unacceptability of Insurance Notice
3.Attorney Disclosure II
4.Tax Bill Information
5.Private Well Testing
6.Choice of Insurer Disclosure
7.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dared xx/xx/2019 the subject xx was originated on xx.xx between xx
The chain of assignment has been completed and current assignee is xx

 There is one IRS lien against the borrower in the total amount of xx which was recorded on xx/xx/2018 in favor ofxx
The combined annual taxes have been paid in the amount of $xxxrior year delinquent taxes have been found.	As per the review of latest payment history as of xx/xx/2019 the loan is in delinquency for 17 months. The last payment was received on xx/xx/2019 in the amount of $xxx interest rate of 3.875% and P&I $xxxthe due date of xx/xx/2008. The next due date is xx/xx/2008. The payment history reflects the current UPB in the amount of xx and deferred balance is xx.	Collections Comments:Loan is in active Bankruptcy plan. Per xxx, borrower had filed Bankruptcy under Chap#13 with cxx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. The Proof of Claim was filed on xx/xx/2019 in the secured claim amount of xx and arrearage of xx. The approved plan review by the lender shows that the debtor is responsible for making post xx payments to lender, while trustee will submit funds to cure arrears xx with monthly payment of 461.44.

As per available comments the foreclosure proceedings were initiated on property. As per comment dated xx/xx/2019 the file was referred to attorney on xx/xx/2018. The comment dated xx/xx/2019 states that first legal action was filed on xx/xx/2018. However, user has placed the filed on hold due to the bankruptcy filed by debtor on xx/xx/2018 under Chap#13 with case#xx. The loan is in active bankruptcy. No more details have been found regarding foreclosure.

 The loan is in delinquency for 17 months. The last payment was received on xx/xx/2019 in the amount of $xxx interest rate of 3.875% and P&I $xxxthe due date of xx/xx/2008. The next due date is xx/xx/2008. The payment history reflects the current UPB in the amount of xx and deferred balance is xx.
The loan has been modified once since origination. The Loan Modification agreement was made on an effective date of xx/xx/2017 between “Jxx (Lender). According to the mod the new principal balance is xx with a fixed amortization and new interest rate is 3.875%. The borrower had given promise to pay P&I in the amount of $xxxh had begun from xx/xx/2017 and ends with the maturity date of xx/xx/2057. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. Hence the UPB that has been amortized as an interest bearing amount xx.

Per the most recent BPO on xx/xx/2019 the subject is in excellent condition at a value of xx and no repairs are needed.
Foreclosure Comments:As per available comments the foreclosure proceedings were initiated on property. As per comment dated xx/xx/2019 the file was referred to attorney on xx/xx/2018. The comment dated xx/xx/2019 states that first legal action was filed on xx/xx/2018. However, user has placed the filed on hold due to the bankruptcy filed by debtor on xx/xx/2018 under Chap#13 with case#1xx. The loan is in active bankruptcy. No more details have been found regarding foreclosure.
Bankruptcy Comments:Per xxx, borrower had filed Bankruptcy under Chap#13 with casexxon xx/xx/2018 and the plan was confirmed on xx/xx/2019. The Proof of Claim was filed on xx/xx/2019 in the secured claim amount of xx and arrearage of xx. The approved plan review by the lender shows that the debtor is responsible for making post xx payments to lender, while trustee will submit funds to cure arrears xx with monthly payment of 461.44.	The loan has been modified once since origination. The Loan Modification agreement was made on an effective date of xx/xx/2017 between xx” (borrower) and “xx” (Lender). According to the mod the new principal balance is xx with a fixed amortization and new interest rate is 3.875%. The borrower had given promise to pay P&I in the amount of $xxxh had begun from xx/xx/2017 and ends with the maturity date of xx/xx/2057. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. Hence the UPB that has been amortized as an interest bearing amount xx.	Affiliated Business Disclosure Final Truth in Lending Discl. Missing Required State Disclosures	2: Acceptable with Warnings	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NC State and required disclosures are missing from the loan file.
Amortization Schedule Disclosure
Credit Property Insurance Disclosure
Fee Agreement
Priority of Security Instrument Disclosure
Attorney Selection Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	No Result	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, with Surety xx with Instrument# 2xx| Book/Page# xx
The chain of assignment has been completed. The last assignments are with xx. recorded on xx/xx/2019 with Instrument# xx | Book/Page# xx

There is one active Civil Judgment  in favor ofxx recorded on xx/xx/2019.
The annual xx Taxes of 2018 have been paid in the amount of $xxx prior year delinquent taxes have been found.	The review of latest payment history as of xx/xx/2019 shows that the loan is in delinquency for 22 months. The last payment was received on xx/xx/2019 in the amount of $xxx40 with interest rate of 3.625% and P&I $xxx for the due date of xx/xx/2017. The next due date is xx/xx/2017. The payment history reflects the current UPB in the amount of xx.	Collections Comments:According to the xxx, the borrower “xx” had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed by subject creditor xx on xx/xx/2019 with the claim amount of xx and the arrearage in the amount of xx. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; therefore, the unsecured portion is xx. So far the plan is not confirmed. The plan dated xx/xx/2019 states that debtor intends to seek xx modification. If the debtor obtains a modification of the xx, the modified payments sxxbe paid through the plan. However objection to confirmation of plan was filed by subject creditor which states that if mediation commences and results in an impasse or denial of the modification application, Creditor’s Proof of Claim should be in paid in full or the property surrendered. On xx/xx/2019 the Motion for Referral to xx Modification mediation was filed by debtor in which debtor would like to modify the terms of xx encumbering her primary residence, located at xx. The debtor’s income would allow her to contribute as much as 31% of her income to payment of her modified xx debt. The motion was granted on xx/xx/2019.

As per document located at "xx" the foreclosure final judgment was entered on xx/xx/2013 with case#xx8; however, no further information has been found regarding the foreclosure action. the foreclosure action was stopped but unable to determine the reason. The required de-acceleration letter is missing from the loan file. Again the complaint of foreclosure was filed on xx/xx/2016 with xx-xx However this foreclosure proceedings were stopped due to the modification as the loan was modified on xx/xx/2016.
Again the foreclosure proceedings were initiated and the file was referred to attorney on xx/xx/2018. The complaint was filed on xx/xx/2018 with xx-xx The file was put on hold due to the bankruptcy filed by debtor on xx/xx/2019 under ch#13 with case#xx. The judgment hearing was scheduled on xx/xx/2019. The loan is in active bankruptcy. No further details have been found regarding the foreclosure.
As per comment dated xx/xx/2019 the file was contested due toxx. Also as per comment dated xx/xx/2019 the file was litigated. No comments have been found regarding resolution of contested/litigated matter.

The loan is in delinquency for 22 months. The last payment was received on xx/xx/2019 in the amount of $xxx40 with interest rate of 3.625% and P&I $xxx for the due date of xx/xx/2017. The next due date is xx/xx/2017. The payment history reflects the current UPB in the amount of xx.
The loan was modified on xx/xx/2016 between the borrower xx. As per the modification agreement dated xx/xx/2016, the UPB is in the amount of xx without any deferred balance.The borrower promised to pay P&I in the amount of $xxx with a modified interest of 3.625 % and the first payment had begun from xx/xx/2016 till the maturity date of xx/xx/2056.

The property is owner occupied. No visible damages were reported.
Foreclosure Comments:As per document located at xx the foreclosure final judgment was entered on xx/xx/2013 with casexx; however, no further information has been found regarding the foreclosure action. the foreclosure action was stopped but unable to determine the reason. The required de-acceleration letter is missing from the loan file. Again the complaint of foreclosure was filed on xx/xx/2016 with casexx. However this foreclosure proceedings were stopped due to the modification as the loan was modified on xx/xx/2016.
Again the foreclosure proceedings were initiated and the file was referred to attorney on xx/xx/2018. The complaint was filed on xx/xx/2018 with xx-CIDL. The file was put on hold due to the bankruptcy filed by debtor on xx/xx/2019 under ch#13 with case#xx. The judgment hearing was scheduled on xx/xx/2019. The loan is in active bankruptcy. No further details have been found regarding the foreclosure.
As per comment dated xx/xx/2019 the file was contested due to xx. Also as per comment dated xx/xx/2019 the file was litigated. No comments have been found regarding resolution of contested/litigated matter.
Bankruptcy Comments:According to the xxx, the borrower “xx” had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed by subject creditor xx on xx/xx/2019 with the claim amount of xx and the arrearage in the amount of xx. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; therefore, the unsecured portion is xx. So far the plan is not confirmed. The plan dated xx/xx/2019 states that debtor intends to seek xx modification. If the debtor obtains a modification of the xx, the modified payments sxxbe paid through the plan. However objection to confirmation of plan was filed by subject creditor which states that if mediation commences and results in an impasse or denial of the modification application, Creditor’s Proof of Claim should be in paid in full or the property surrendered. On xx/xx/2019 the Motion for Referral to xx Modification mediation was filed by debtor in which debtor would like to modify the terms of xx encumbering her primary residence, located at xx. The debtor’s income would allow her to contribute as much as 31% of her income to payment of her modified xx debt. The motion was granted on xx/xx/2019.	The loan was modified on xx/xx/2016 between the borrower xx. As per the modification agreement dated xx/xx/2016, the UPB is in the amount of xx without any deferred balance.The borrower promised to pay P&I in the amount of $xxx with a modified interest of 3.625 % and the first payment had begun from xx/xx/2016 till the maturity date of xx/xx/2056.

Affiliated Business Disclosure HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 missing from the loan file. hence point and fees are updated from Itemization which is located at "xx	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Florida state. The following state disclosures are missing from the loan file:
1.Anti-Coercion Notice
2.Title Insurance Disclosure
3.Radon Gas Disclosure
4.Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx which was recorded on xx/xx/2006.
The chain of the assignment has been completed. Currently, the xx is with xx. which was recorded on xx/xx/2019.
1) There is an active xx prior to the subject xx, in the favor of xx which was recorded on xx/xx/2006 for the amount of xx.
2) There is an active HOA lien on the subject property which was recorded on xx/xx/2009 in favor of the xx for the amount of $xxxhere is an active IRS lien against the borrower xx which was recorded on xx/xx/2011 in the amount of xx.
The first and second installment xx taxes of 2019-2020 are due in the amount $xxxhe due date xx/xx/2019 & xx/xx/2020. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 33 months and next due date for the payment is xx/xx/2016. The last payment was received on xx/xx/2019 in the amount of $xxxthe due date of xx/xx/2016. The UPB is reflected in the amount of xx till the due date of xx/xx/2016.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter 11 with the case #xx on xx/xx/2018 and the plan was not confirmed. The motion for relief from stay was filed on xx/xx/2018. The debtor sxxpay $xxxmonth. The proof of claim was filed on xx/xx/2018 with the claim amount of xx and the amount of arrearage is xx. xxx, Schedule-D shows the amount of xx as an unsecured portion out of the amount of claim xx and the value of the collateral is xx. Did not see any comments reflecting cram down. According to the amended chapter 11 plan dated xx/xx/2019, The secured claim in the amount of xx. The secured claim will be amortized over 480 months at a fixed rate of interest of 6.00% with P&I is $xxxmonth.
According to servicing comments, the foreclosure was initiated. The foreclosure complaint was filed on xx/xx/2017. The sale was scheduled on xx/xx/2018. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter 11 with the case #xx on xx/xx/2018.
As per servicing comments, unable to determine the reason for default.
The review of payment history shows that the borrower has been delinquent for 33 months and next due date for the payment is xx/xx/2016. The last payment was received on xx/xx/2019 in the amount of $xxxthe due date of xx/xx/2016. The UPB is reflected in the amount of xx till the due date of xx/xx/2016.
The step loan modification agreement was made on xx/xx/2009 between the borrower and lender. The borrower promises to make a monthly payment of $xxx the interest rate of 3.120% for 36 months. The modification has seven steps. The last step P&I is $xxx the interest rate of 5.122% beginning from xx/xx/2017 till the maturity date of xx/xx/2019. The deferred balance amount is xx and the interest-bearing amount is xx. The New Principal Balance stated in the modification is xx.
The property inspection report dated xx/xx/2019 states that the subject property is owner-occupied. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated. The foreclosure complaint was filed on xx/xx/2017. The sale was scheduled on xx/xx/2018. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter 11 with the case #xx on xx/xx/2018.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter 11 with the case #xx on xx/xx/2018 and the plan was not confirmed. The motion for relief from stay was filed on xx/xx/2018. The debtor sxxpay $xxxmonth. The proof of claim was filed on xx/xx/2018 with the claim amount of xx and the amount of arrearage is xx. xxx, Schedule-D shows the amount of xx as an unsecured portion out of the amount of claim xx and the value of the collateral is xx. Did not see any comments reflecting cram down. According to the amended chapter 11 plan dated xx/xx/2019, The secured claim in the amount of xx. The secured claim will be amortized over 480 months at a fixed rate of interest of 6.00% with P&I is $xxxmonth.

The step loan modification agreement was made on xx/xx/2009 between the borrower and lender. The borrower promises to make a monthly payment of $xxx the interest rate of 3.120% for 36 months. The modification has seven steps. The last step P&I is $xxx the interest rate of 5.122% beginning from xx/xx/2017 till the maturity date of xx/xx/2019. The deferred balance amount is xx and the interest-bearing amount is xx. The New Principal Balance stated in the modification is xx.	Affiliated Business Disclosure Credit Application Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in California state. The following state disclosures are missing from the loan file.
Impound Account Disclosure
Cosigner Notice
Private xx Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "According to final HUD-1, the settlement date is xx/xx/2006. However, the original Note date is xx/xx/2006."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2019, the xx was originated on xx.xxhe chain of xx assignment has been completed. Currently, the xx assignment is with xx
There is a junior xx open against the subject property in the favor of xx which was recorded on xx/xx/2007.
No active judgments or liens have been found.	The seller tape data as of dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2014. The delinquency has been done for 62 months. The last payment was received date is not available. The current P&I is $xxxinterest rate is 5.25%. The current unpaid principal balance is in the amount of xx and modification deferred balance remained in the amount of xx.
Lasted payment history is missing. Payment history is available from xx/xx/2017 to xx/xx/2019.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The seller tape data as of dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2014. The delinquency has been done for 62 months. The last payment was received date is not available. Lasted payment history is missing. Payment history is available from xx/xx/2017 to xx/xx/2019.
According to the xxx, xx borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. Schedule D in xxx dated xx/xx/2018 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. POC was filed by xx on xx/xx/2018, in the secured claim amount of xx and an arrearage in the amount of xx. Second amended chapter 13 plan was filed on xx/xx/2019, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid directly to creditor. This plan was confirmed on xx/xx/2019.
Available servicing comment and documents in file reveal that loan is in foreclosure since 2016. Foreclosure complaint (xx) was filed on xx/xx/2016. Trustee sale (xx) was scheduled for xx/xx/2016. Another sale was scheduled on xx/xx/2017. Foreclosure sale was postponed due to loss mitigation. Comment dated xx/xx/2017 states that sale was scheduled on xx/xx/2017. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #1xx on xx/xx/2017 and this case was closed on xx/xx/2018. Borrower had again filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018.

Update:-

As per the collection comment dated xx/xx/2023, the borrower filed bankruptcy under chapter 13 on xx/xx/2018 with case #xx. As per the collection comment dated xx/xx/2024, the arrears are paid in full. As per the collection comment dated xx/xx/2024, the bankruptcy has been discharged on xx/xx/2024 and closed on xx/xx/2024.
No additional information has been found.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2016. Foreclosure complaint (xx) was filed on xx/xx/2016. Trustee sale (xx)  was scheduled for xx/xx/2016. Another sale was scheduled on xx/xx/2017. Foreclosure sale was postponed due to loss mitigation. Comment dated xx/xx/2017 states that sale was scheduled on xx/xx/2017. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2017 and this case was closed on xx/xx/2018. Borrower had again filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018.
Bankruptcy Comments:According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. Schedule D in xxx dated xx/xx/2018 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. POC was filed by xx on xx/xx/2018, in the secured claim amount of xx and an arrearage in the amount of xx. Second amended chapter 13 plan was filed on xx/xx/2019, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid directly to creditor. This plan was confirmed on xx/xx/2019.	The loan modification agreement was made between borrowers and xx xx on xx/xx/2011 with the new modified unpaid principal balance is xx. From UPB, the principal balance was deferred in the amount of xx. This deferred balance is eligible for forgiveness in three equal payments, if the borrower will not be default on the first, second & third anniversaries of xx/xx/2011.
The interest bearing amount was xx with interest rate 5.255% and the modified P&I was $xxxrst modified payment due date was xx/xx/2011 and the maturity date will be xx/xx/2036.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrowers."	* Application Missing (Lvl 2) "Final application is missing from the loan file. Data is captured from initial application located at xx
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per final HUD-1 settlement date is xx/xx/2006. Which is later than the Note date xx/xx/2006."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2019 the subject xx was originated on xx.xxhe chain of assignment has been completed, currently the assignment is with xx
There is IRS lien recorded on xx/xx/2015 for the amount of xx on the favor of xx
School taxes for the year 2019 are paid in the amount of xx. No prior delinquency has been found.
According to the payment history as of dated xx/xx/2019 the borrower has been delinquent for 34 months and the next due date is xx/xx/2016. The last payment was received on xx/xx/2019 for the amount of $xxx). The monthly P&I is in the amount of $xxx an interest rate of 5.00%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The loan is currently in bankruptcy. According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 29 months. The P&I is in the amount of $xxxe interest rate of 5.00%. The UPB reflected as per the payment history is in the amount of xx

The loan was modified on xx/xx/2014 between the borrower xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 5.000 % and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2014. The maturity date as per modification is xx/xx/2054. This loan was modified twice.

The reason for default is unable to be determined from the latest collection comments. The subject property has been occupied by the owner.

As per comment history dated xx/xx/2019 the file is referred to attorney for foreclosure but it was put on hold due to bankruptcy. However no further details found in available comment history.

According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# 1-xx on xx/xx/2018. The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is xx. The debtor sxxpay the trustee $xxx60 months under chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx .There is no comment indicating a cram down.

Foreclosure Comments:The foreclosure was initiated.complaint was filed on xx/xx/2015. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2018. No further details have been found.
Bankruptcy Comments:The borrower xx had filed for bankruptcy under chapter-13 with the case#xx on xx/xx/2018. The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is xx. The debtor sxxpay the trustee $xxx60 months under chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx .There is no comment indicating a cram down.	The modification agreement was made between the lender xx and the borrower xx on xx/xx/2014, the UPB is in the amount of xx with deferred balance of xx.The interest bearing amount is xx. The borrower promises to pay $xxx a modified interest of 5.00% starting xx/xx/2014 till xx/xx/2054.The modification do not have a Balloon provision.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA APR Test: FAIL Loan Data  0.000% Comparison Data 6.568%  Variance -6.568%
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL Loan Data  0.000% Comparison Data 6.568%  Variance -6.568%
This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.568%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing in loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the xx. The following state disclosures are missing from the loan file:
1.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2.NY Interest Rate Disclosure
3.NY Hazard Insurance  Disclosure
4.Tax Escrow Account Designation
5.xx Bankers and Exempt Organizations Preapplication
6.Part 80 Disclosure
7.Alternative xx Transaction Disclosures
8.Co-Signer Notice Requirements
9.Default Warning Notice
10.Smoke Alarm Affidavit
11.xx Real Property Escrow Account Disclosure
12.Subprime Home Loan Counseling Disclosure
13.Subprime Home Loan Tax and Insurance Payment Disclosure
14.Subprime Home Loan Disclosure
15.Commitment Disclosure
16.Lock-in Disclosure
17.Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Service transfer document is missing in loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to determine from the available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing in loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019 the subject xx was originated on xx.xxhe chain of the assignment has been completed. The latest assignment is from to xx

There is a junior xx in the favor of xx III in the amount of xx which was recorded on xx/xx/2006.

There is a credit card judgment against borrower in the favor of xx in the amount of $xxx was recorded on xx/xx/2013.

Annual combined taxes for the year 2020 are due in the amount of $xxxdelinquent taxes have been found.
According to the payment history as of xx/xx/2019, the borrower has been delinquent of 19 months and the next due is xx/xx/2018. The last payment was received on xx/xx/2018 and P&I in the amount of $xxxh was applied on xx/xx/2017 with interest rate 4.000 % and PITI in the amount of $xxx	Collections Comments:As per the servicing comments, the loan is in collections. The reason for default is unable to be determined. The current occupancy of borrower is owner occupied.
The borrower has been delinquent of 19 months and the next due is xx/xx/2018. The last payment was received on xx/xx/2018 and P&I in the amount of $xxxh was applied on xx/xx/2017 with interest rate 4.000%.
The loan was modified on xx/xx/2017.
No details of bankruptcy have been found.

Update:-

As per the collection comment dated xx/xx/2023, the reason for default is curtailment of income. As per the collection comment dated xx/xx/2024, the property is occupied by the borrower.
No evidence of bankruptcy or foreclosure has been found.
No evidence of litigation or contested has been found.
No evidence of damage or repair has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This step modification agreement was signed between the borrower xx. The loan has been modified once since origination. The loan modification was made on xx/xx/2017. According to the modified terms, the new principal balance is in the amount of xx. The borrower promises to pay $xxx the rate of interest starting with 4.000 % beginning from xx/xx/2017. The new maturity date is xx/xx/2057. The interest bearing is in the amount of xx. There is a deferred balance in the amount of xx. There is a modification contains balloon provision.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	3: Curable	* Lost Note Affidavit (Lvl 3) "As per the review of loan files, the original note is available in the loan file. However, lost note affidavit is also found in the loan file which is located at "xx"."	* Application Missing (Lvl 2) "Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Significant" (Lvl 2)     "CE Risk Indicator is Significant as the loan is failing NJ HOSA 2004 Home Loan Grace Period Test. The home loan charges a late payment fee assessed on a payment past due for 10 days, which is less than the allowed minimum of 15 days. To cure this violation the grace period should be changed to allowable limit."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan is failing NJ HOSA 2004 Home Loan Grace Period Test. The home loan charges a late payment fee assessed on a payment past due for 10 days, which is less than the allowed minimum of 15 days. To cure this violation the grace period should be changed to allowable limit."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
1.      NJ Application Disclosure
2.      Delivery Fee Authorization
3.      NJ Attorney Disclosure
4.      Unacceptability of Insurance Notice
5.      Attorney Disclosure II
6.      Tax Bill Information
7.      Private Well Testing
8.      Lock-In Agreement
9.      Commitment Disclosures
10.  Choice of Insurer Disclosure
11.  Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2019 the subject xx was originated on xx.xxhe chain of assignment has been completed, currently the assignment is with xx
There are no active liens and judgments found against the borrower.
xx taxes for the year 2018 are paid in the amount of $xxxior delinquency has been found.
According to the payment history as of dated xx/xx/2018 the borrower has been delinquent for 12 months and the next due date xx/xx/2018. The last payment was received on xx/xx/2018 for the amount of $xxx). The monthly P&I is in the amount of $xxx an interest rate of 3.875%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments: The current status of the loan is in active bankruptcy.
The process of foreclosure has been initiated, the file was referred to an attorney on xx/xx/2018 and the complaint was filed on xx/xx/2019. However, the comments dated xx/xx/2019 the contested litigation matter has been identified. Also, the another reason for foreclosure hold as The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019 ,the current bankruptcy status is xx filed.
The loan has modified since the origination.
As per the servicing comments dated xx/xx/2019 the subject property is found to be vacant but secured.
No comments have been found regarding the damage or repair.

Foreclosure Comments:The process of foreclosure has been initiated, the file was referred to an attorney on xx/xx/2018 and the complaint was filed on xx/xx/2019. However, the comments dated xx/xx/2019 the contested litigation matter has been identified. Also, the another reason for foreclosure hold as The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019 ,the current bankruptcy status is xx filed.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019 ,the current bankruptcy status is xx filed. The POC was filed on xx/xx/2019 the amount of POC is xx and the arrearage amount is xx. The chapter 13 plan was filed on xx/xx/2019 as per plan the debtor supposes to pay the trustee the amount of $xxxmonth.	The modification between the borrower xx.on xx/xx/2012. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 3.875% % and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2018. The maturity date as per modification is xx/xx/2046. This loan was modified twice.The modification does not contain balloon payment.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "The loan program disclosure is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "The service provider disclosure missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.
1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value unable to determine from the available loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The loan affiliated business is missing from loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.00 which was recorded on xx/xx/2007 with Instrument# xx
There are 2 IRS liens against the borrower with the favor of xx for the amount of $xxxorded on different dates.
There is a civil judgment against the borrower with the favor of xx for the amount of xx recorded on xx/xx/2012.
The chain of assignment has been completed. The last assignment is from xx

First and second xx taxes of the year of 2018 have been paid in the amount of $xxx $xxxo prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2019, the borrower is currently delinquent for 15 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx89 which was applied for the due date of xx/xx/2018. The unpaid principal balance is reflected in the amount of xx.	Collections Comments:The loan is active in the bankruptcy and next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx89 which was applied for the due date of xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The loan was modified. The foreclosure was initiated in 2016 and the file was referred to attorney on xx/xx/2016 and the complaint was filed on xx/xx/2016. However, the foreclosure was put on hold due to borrower has filed bankruptcy under chapter 13 with the case# xx on xx/xx/2017. The borrower xxx had bankruptcy under chapter 13 with the case# xx on xx/xx/2017. The POC was filed by creditor xx. on xx/xx/2017 for the secured claim amount is xx and arrearage amount is xx. The order on Motion for Relief from stay was filed on xx/xx/2019. The first amended chapter 13 plan was confirmed on xx/xx/2017 and the order denying confirmation of chapter 13 plan on xx/xx/2017. The order confirming amended chapter 13 plan has been confirmed on xx/xx/2017. The debtor was promise to pay for trustee in the amount of $xxx00 for 60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. However, the unsecure portion amount is xx. As per comment dated xx/xx/2019, the subject property is owner occupied. The reason for default is curtailment of income. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.

Update:
As per comment dated xx/xx/2024, the prior servicer has completed the modification, and no further details are provided.
As per comment dated xx/xx/2023, the new bankruptcy has been filed. The further details of the new bankruptcy filed are unavailable.
As per comment dated xx/xx/2023, the motion to dismiss foreclosure has been granted and completed on xx/xx/2023.
As per comment dated xx/xx/2023, the step sale is scheduled for xx/xx/2023. The bankruptcy ch-13 has been closed and completed on xx/xx/2023.
As per comment dated xx/xx/2022, the loss draft has been received in the amount of xx. The type of damage is unable to determine.
As per comment dated xx/xx/2022, the subject property is owner-occupied.

Foreclosure Comments:According to the document located on “xxx”, the foreclosure was initiated in 2016 and the file was referred to attorney on xx/xx/2016 and the complaint was filed on xx/xx/2016. However, the foreclosure was put on hold due to borrower has filed bankruptcy under chapter 13 with the case# xx on xx/xx/2017.

Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2017. The POC was filed by creditor xx. on xx/xx/2017 for the secured claim amount is xx and arrearage amount is xx. The order on Motion for Relief from stay was filed on xx/xx/2019. The first amended chapter 13 plan was confirmed on xx/xx/2017 and the order denying confirmation of chapter 13 plan on xx/xx/2017. The order confirming amended chapter 13 plan has been confirmed on xx/xx/2017. The debtor was promise to pay for trustee in the amount of $xxx00 for 60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. However, the unsecure portion amount is xx.

The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2014 between the borrower “xx.”. As per the modified terms, the new principal balance is xx. There are 4 steps of modification. The borrower has promised to pay, first in the amount of $xxx81 with the interest rate of 2.760% beginning on xx/xx/2014, second in the amount of $xxx89 with the interest rate of 3.635% beginning on xx/xx/2017, third in the amount of $xxx70 with the interest rate of 4.510% beginning on xx/xx/2018 and the fourth in the amount of $xxx11 with the interest rate of 5.375% till maturity date of xx/xx/2054.	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Missing Required State Disclosures Right of Rescission	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Colorado State. The following required state disclosures are missing from the loan file.
1.Cash-Out Refinance Disclosure
2.Property Insurance Disclosure
3.Colorado Notice to Cosigner
4.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to determine form the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from loan file."
								* Settlement date is different from note date (Lvl 2) "The settlement date is xx/xx/2007 and note date is xx/xx/2007. However, the settlement date is different from the note date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.xxhe chain of assignment is complete.
There are no judgments and liens.
1st and 2nd installments of utility charges for 2019 are delinquent for the due date of xx/xx/2019 in the total amount of $xxxal xx taxes for the year of 2019 have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2017 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxxh was applied to due date of xx/xx/2018 and the next due date is xx/xx/2018. Current UPB reflects in the provided payment history is in the amount of xx.

Collections Comments:The loan is in active bankruptcy. According to the xxx report, the debtor xx filed the bankruptcy under the chapter 13th case# xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $xxx60 months. The POC was filed on xx/xx/2019. The POC amount is xx and total arrearage amount is xx.
Available servicing comment and documents in file reveal that loan is in foreclosure since 2018. Foreclosure was referred to dated xx/xx/2018. Foreclosure complaint was filed on xx/xx/2018. Foreclosure was put on hold due to subject borrower had filed bankruptcy on xx/xx/2019.
Review of the payment history available from xx/xx/2017 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxxh was applied to due date of xx/xx/2018 and the next due date is xx/xx/2018. Current UPB reflects in the provided payment history is in the amount of xx.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2018. Foreclosure was referred to dated xx/xx/2018. Foreclosure complaint was filed on xx/xx/2018. Foreclosure was put on hold due to subject borrower had filed bankruptcy on xx/xx/2019.
Bankruptcy Comments:According to the xxx report, the debtor xx iled the bankruptcy under the chapter 13th case# xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $xxx60 months. The POC was filed on xx/xx/2019. The POC amount is xx and total arrearage amount is xx.	The loan was modified with an effective date of xx/xx/2013 and a new principal balance is xx to a step modification and the rate started from 2.00% and borrower had given promise to pay P&I in the amount of $xxxnning on xx/xx/2013 with a new maturity date of xx/xx/2053. The rate changes in 2 steps ending at 3.875%.
The loan modification agreement consists of principal forgiven. The loan was modified on xx/xx/2013. According to the modification agreement the new modified unpaid principal balance is xx in additional principal amount of xx permanently forgiven by the lender which exceeds more than 2.00% of the modified unpaid principal balance.
Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Risk Indicator is Moderate due to State Regulations Test Failed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees Test: FAIL loan data:  $xxxarison data: $xxxiance: +$xxxotice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx, in favor of xx.  recorded in Instrument#/Book/Page#xx
The chain of assignment has not been completed. The current assignments are With xx
No active liens and judgments have been found.
 Annual xx taxes for the year 2018 have been paid in the amount of $xxxprior year delinquent taxes have been found.

, As per the review of payment history as of xx/xx/2019, the borrower is delinquent with loan for 16 months and the next due date for payment xx/xx/2018. The last payment was received date on 5/xx/2018which is in the amount of $xxxh was applied for due date xx/xx/2018. The current P&I is in the amount of $xxxcurrent PITI is in the amount of $xxx an interest rate of 3.00%.The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in foreclosure, the borrower is delinquent with loan for 16 months and the next due date for payment xx/xx/2018. The last payment was received date on 5/xx/2018which is in the amount of $xxxh was applied for due date xx/xx/2018. The current P&I is in the amount of $xxxcurrent PITI is in the amount of $xxx an interest rate of 3.00%.The current UPB reflected as per the payment history is in the amount of xx.

 The loan was modified on xx/xx/2012 between the borrower xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 4.000 % and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2015. The maturity date as per modification is xx/xx/2055. As per loan modification agreement made on xx/xx/2012. The new principal balance is xx. However, there is principal reduction alternative. The amount of $xxxhe principal balance is eligible for forgiveness.  This loan was modified 2 times.
The foreclosure was initiated. The file was referred to attorney xx/xx/2018.The complaint was filed on xx/xx/2018.The service completed on xx/xx/2018.The sale was scheduled on xx/xx/2018.As per collection comments dated xx/xx/2019, contested matter identified. As per collection comments dated xx/xx/2019, the re-projected step contested matter resolved on xx/xx/2019.No further details have been found which states, the contested matter has been resolved. As per collection comments datedxx/xx/2019, the litigation is found. The pleadings filed date xx/xx/2019.The contested matter has been referred to litigation. No further details have been found regarding the resolve of litigation.
As per collection comments dated xx/xx/2018, the reason for default is unable to be determined.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Foreclosure Comments:The foreclosure was initiated. The file was referred to attorney xx/xx/2018.The complaint was filed on xx/xx/2018.The service completed on xx/xx/2018.As per collection comments dated xx/xx/2019, contested matter identified. As per collection comments dated xx/xx/2019, the re-projected step contested matter resolved on xx/xx/2019.No further details have been found which states, the contested matter has been resolved. As per collection comments datedxx/xx/2019, the litigation is found. The pleadings filed date xx/xx/2019.The contested matter has been referred to litigation. No further details have been found regarding the resolve of litigation.
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2012 between the borrower xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 4.000 % and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2015. The maturity date as per modification is xx/xx/2055. As per loan modification agreement made on xx/xx/2012. The new principal balance is xx. However, there is principal reduction alternative. The amount of $xxxhe principal balance is eligible for forgiveness. This loan was modified 2 times.

Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Florida, following state disclosures are missing from the loan files.
1.Anti-Coercion Notice
2.Title Insurance Disclosure
3.Radon Gas Disclosure
4.Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to determine from the loan files."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There are multiple state tax liens against the borrower which are in total amount of xx, some of them recorded prior to our subject xx; however the final title policy does not reflect any lien as open.
Annual xx taxes for the year of 2019 have been paid in the amount of $xxx
No delinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2017 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxx85 which was applied to due date of xx/xx/2018 and the next due date is xx/xx/2018. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in active bankruptcy. According to the xxx report, the debtor xx had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019. The POC amount is xx and total arrearage amount is xx.
Review of the payment history available from xx/xx/2017 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxx85 which was applied to due date of xx/xx/2018 and the next due date is xx/xx/2018. Current UPB reflects in the provided payment history is in the amount of xx.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2018. Foreclosure was referred to dated xx/xx/2018. Foreclosure complaint was filed on xx/xx/2018 with case # F xx 18 and the lis pendens was filed on same day. Foreclosure was put on hold due to subject borrower had filed the bankruptcy on xx/xx/2019.
Bankruptcy Comments:According to the xxx report, the debtor xxx had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019. The POC amount is xx and total arrearage amount is xx.	Not Applicable	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is available in the loan file; however the date of application is not given on the document."
* Application Not Signed by All Borrowers (Lvl 2)     "Application is available in the loan file; however the date of application is not given on the document."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test.
(N.J.S.A. §17:11C-23, N.J.A.C. §§3:1-16.2)
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a xx broker sxxhave the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prepayment Term Test is failed loan data is  36 Months, comparison data is 0 month variance is 36 Months
Prohibited Fees Test is failed. loan data $xxx comparison data $xxxariance. +$xxx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "Settlement date is xx/xx/2007 and note date is xx/xx/2007."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 states that the subject xx was originated xx/xx/2007 in the amount of xx with lenderxx. The chain of assignment has been completed.

There is an IRS lien against borrower. The IRS liens were recorded on xx/xx/2017 in the amount of $xxxn the flavor xx

There are two State tax liens found against the borrower. The State tax liens were recorded on xx/xx/2014 and xx/xx/2018, totally in the amount of $xxxin the favor xx

The payment for 2019 xx taxes are partially made. The amount of $xxxstill due. The due date to pay the taxes was xx/xx/2019.

The xx taxes of 2019 will be due on xx/xx/2019 in the amount of $xxx	The review of the payment history shows that, the borrower is currently delinquent for 17 months and the next due date is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for the due date of xx/xx/2018. The UPB is reflected in the amount of xx.The Current P&I is $xxx and interest rate is 2.00%.	Collections Comments:As per servicing collection comments, the loan was in bankruptcy. The bankruptcy case has been dismissed. No further information was found.
 The review of the payment history shows that, the borrower is currently delinquent with 17 months and the next due date is for xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2018. The UPB stated in the payment history is xx.

The reason for default is Loss of income. The subject property is owner occupied.
No evidence of damage or repair to the subject property was found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower  xx had filed the bankruptcy under chapter 13 with Case # xx on  xx/xx/2016. The plan was confirmed on xx/xx/2017. The plan length was 36 months. The POC was filed on xx/xx/2017 for the secured claim of xx and arrearage to be cured in the amount of $xxx13. The debtor was dismissed on xx/xx/2019 for failure in making plan payments.

This modification agreement was made between the xx/xx/2015 . As per the modified terms, the combined principal balance is xx. Out of the combined UPB, the amount of xx has been permanently forgiven. The amount will be deducted from unpaid principal balance.
The new UPB of xx to be paid with fixed interest at the rate of 2.00% .The borrower promises to pay the monthly P&I of $xxx beginning from xx/xx/2015.

Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud along with itemization are missing from the loan file"	* Application Missing (Lvl 2) "The final application/1003 is missing from the loan file"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "?Loan Program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "?Servicing transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "?Affiliated Business Form is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, in favor of Axx. recorded in Instrument# | Book/Page#xx
The chain of assignment has not been completed. The assignment from xx, not in its individual capacity but solely in its capacity as owner xx
No active mortgages, liens, and judgments have been found.
1st installment of combined taxes for the year 2019 taxes is delinquent for due date of xx/xx/2019 in the amount of $xxxe taxes are good through xx/xx/2019. 2nd installment of combined taxes for the year 2019 taxes is due on xx/xx/2019 in the amount of $xx.	As per the review of payment history as of xx/xx/2019, the borrower is delinquent with a loan for 11 months and the next due date for payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for due date xx/xx/2018. The current P&I is in the amount of $xxx with an interest rate of 7.875%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per the payment history as of xx/xx/2019, the borrower is delinquent with a loan for 11 months and the next due date for payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for due date xx/xx/2018. The current UPB reflected as per the payment history is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
The reason for default, subject property occupancy is not mentioned in collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on 6/xx/2018First publication was completed on xx/xx/2018. The foreclosure was placed on hold on xx/xx/2018 as the borrower filed Chapter-13 BK with case# xx. The foreclosure was step scheduled for xx/xx/2019. The foreclosure was placed on hold on xx/xx/2018 as the borrower filed Chapter-13 BK with case# xx. No further details have been found.

Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is xx. As per the proposed plan, the debtor sxxpay the trustee $xxxr 36 months under Chapter 13. There is no comment indicating a cram-down. Date of last filing is xx/xx/2019.	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal report at the time of origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia state. "Disclosure of Additional Fees" state disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of service transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019 the subject xx was originated on xx. Chain of assignment is incomplete as the current assignee is xx, not in its individual capacity but solely in its capacity as xx
Subject xx is on first lien position. And As per updated title report dated xx/xx/2019, there are no Active Judgments and liens on property and against the borrower.
Annual estimated tax is $xxxnual combined taxes for the year 2016, 2017 and 2018 are delinquent in the total amount of $xxxst good through date was xx/xx/2019.

The payment history as of xx/xx/2019 shows that the borrower is delinquent for 9 months and next payment due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for the due date of xx/xx/2018. The current UPB is in the amount of xx.	Collections Comments:Review of loan file and servicing comment shows that the borrower is delinquent for 9 months and next payment due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for the due date of xx/xx/2018. The current UPB is in the amount of xx.
No evidence of post-closing Foreclosure has been found.
Bankruptcy was filed by “xx” under chapter 13 case#xx on xx/xx/2017. POC was filed on xx/xx/2018 with POC amount xx and arrearage $xxx12. CH 13 plan was filed on xx/xx/2017. Date of last filling is xx/xx/2019.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy was filed by “xx” under chapter 13 case#xx on xx/xx/2017. POC was filed on xx/xx/2018 with POC amount xx and arrearage $xxx12. CH 13 plan was filed on xx/xx/2017. Date of last filling is xx/xx/2019.	As per pay history tape borrower made last P&I in the amount of $xxx with interest rate of 5.856 % which are different from original Note P&I and rate of interest. It seems loan has been modified. Tape date also shows loan has been modified on xx/xx/2010 but modification is missing from the loan file.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	4: Unacceptable	* Property is Mobile Home (Lvl 4) "As per servicer tape data, the subject property is a Mobile Home.
There is no VIN# mentioned in legal description of the xx as well as in the latest 24 months servicing comment.
Final title policy is missing from the loan file to confirm the Alt 7.
No latest BPO has been received. We are unable to confirm the affixation status."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file, Also Estimated HUD-1 and Fee Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2019 reflects that the subject xx was originated on xx. in the amount of xx, which was recorded on xx/xx/1999.
The chain of the assignment has not been completed. The latest assignment is from xx  Not In Its xx which was recorded on xx/xx/2017. However, the missing assignment is to xx
There are two active water/sewer liens against the subject property in the favor of same plaintiff xx each in the amount of $xxxch were recorded on different dates with instrument#xx on xx/xx/2005 and instrument#xxon xx/xx/2008 respectively; however, the relies of lien found located at “xx reveals that the full payment has been received and lies has been released with the instrument#xx; however, it does not match with the two open water/sewer liens.
There is a junior xx against the subject property in the favor of the xx in the amount of $xxxch was recorded on xx/xx/2015.
There is an active civil judgment against the borrower xx  in the amount of $xxxch was recorded on xx/xx/2004.
There is an active civil judgment against the borrower xx in the favor of xx in the amount of $xxxch was recorded on xx/xx/2005.
First and second combined taxes have been paid on xx/xx/2019 and xx/xx/2019 respectively each in the amount of $xxx prior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/2019, the borrower is currently delinquent for 17 months and the next due date for the regular payment is xx/xx/2018. The last payment was received on xx/xx/2017 in the amount of $xxx, which was applied for the due date of xx/xx/2018. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the bankruptcy and the next due for the regular payment is xx/xx/2018. The last payment was received on xx/xx/2017, in the amount of $xxx which was applied for xx/xx/2018. The UPB reflected in the payment history is in the amount of xx.
Unable to determine the reason for the default and intention of the borrower from the available servicing comments.
No loss mitigation activity has been initiated.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the borrower  “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018. The POC was filed by the creditor xx  on xx/xx/2017 with the POC amount of xx and the amount of arrearage is xx. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee for 60 months. The first 4 months in the amount of $xxx and the remaining 56 months in the amount of $xxx. The motion to dismiss the case was filed on xx as the debtor is default in making the payment under the plan. No comment has been found indicating a cram-down.  The last filing date of bankruptcy was xx/xx/2019.
The Loan modification agreement was made on xx/xx/2015, between the borrower “xx” and the lender “xx”. The new principal balance stated in the Modification is in the amount of xx. The borrower promises to make a monthly payment of $xxx with the rate of interest 4.375%, beginning from xx/xx/2015 till the maturity date of xx/xx/2045.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
xx Insurance
Notice of Servicing Transfer
Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 along with estimated hud-1 and itemization is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 3) "This is FHA fixed loan; however, the xx Insurance certificate is missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property located at Virginia state. The following require state disclosures are missing from the loan file.

1. Choice of Settlement Agent Disclosure
2 Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx. The chain of the assignment has not been completed. The latest assignment is with xx which was recorded on xx/xx/2017. However, it should be with xx. There is a junior xx in favor of xx in the amount of $xxxch was recorded on xx/xx/2002. No actives liens or judgments have been found. Annual installment of combined jurisdiction tax of 2019 is due in the amount of xxx on xx/xx/2020. Annual installment of combined jurisdiction tax of 2018 has been paid in the amount of $xxxxx/xx/2019. No prior year delinquent taxes have been found.	According to the review of payment history as of xx/xx/2019, the borrower has been delinquent for 21 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2017 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected in the amount of xx.

Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for 21 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2017 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected in the amount of xx. The loan has never been modified since origination. The reason for default is unable to be determined from the latest collection comments. The comment dated xx/xx/2019 shows that the subject property has been occupied by the owner. The latest BPO is not available. Recent servicing comments do not reflect any damage pertaining to the subject property.

Update :
As per collection comment dated xx/xx/2024, the borrower filed bankruptcy chapter 13.
As per collection comment dated xx/xx/2023, there is dispute of statement.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2018. The complaint was filed on xx/xx/2018. However, the foreclosure was put on hold as the borrower had filed bankruptcy on xx/xx/2019.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018. As per the chapter 13 plan, the debtor sxxpay to the trustee the sum of $xxx00 per month for 60 months. The POC was filed on xx/xx/2018 with the secured claim amount of xx and the arrearage is in the amount of $xxx72. The date of the last filing is xx/xx/2019.	This is a conventional fixed-rate xx with P&I of $xxx with the rate of interest 11.250% and a maturity date of xx/xx/2032. The P&I as per payment history is the $xxx and rate of interest is 5.750% however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/settlement statement and itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "Final loan application /1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file. 1.Agent Preference Disclosure 2.Casualty Insurance Disclosure 3.Manufactured Home Loan  Disclosures"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated onxx (borrower) and (lender) xx, which was recorded on xx/xx/2000. The chain of assignment is incomplete as the subject xx is currently assigned with, “xx Not in its Individual Capacity but Solely in Its xx. No active liens and judgment have been found on updated title report. Annual Combined tax of 2018 is due on xx/xx/2019 in the amount of $xxx	Review of the payment history provided from xx/xx/2017 to xx/xx/2019 reveals that borrower has been the delinquent for 8 months. The last payment was received in the amount of $xxx on xx/xx/2019 which was applied for the due date of xx/xx/2018. The next due date is xx/xx/2018. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 10.740%.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower has been the delinquent for 8 months. The last payment was received in the amount of $xxx on xx/xx/2019 which was applied for the due date of xx/xx/2018. The next due date is xx/xx/2018. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 10.740%. Loan modification agreement was made between the borrower and Lender on xx/xx/2002. The term of the note will not change from the original Maturity date of xx/xx/2030 and borrower promises to pay P&I in the amount of $xxx which begun on xx/xx/2002. The new principal balance is xx. The interest bearing amount is xx. Reason for Modification is Financial Hardship. Borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2018. POC was filed on xx/xx/2018 which shows that the amount of secured claim is xx and the amount of arrearage is $xxx73. Debtor file modified chapter 13 plan was filed on xx/xx/2019 which states that the debtor sxxpay $xxx43 per month than $xxx63 per months beginning on 4th month than $xxx01 per month beginning on 5th month than $xxx.62 per month beginning on 9th month. Than $xxx.24 per month beginning on 16th month and debtor will cure the subject arrears which are in the estimated amount of $xxx73 through plan. Order Confirming Modified Chapter 13 Plan was filed on xx/xx/2019 which states that the debtor modified plan is hereby confirmed. Currently Debtor is in active bankruptcy. As per collection comments subject property has been occupied by the owner and in average condition.

Update :
As per collection comment dated xx/xx/2023, bankruptcy chapter 13 discharged on xx/xx/2023.
As per collection comment dated xx/xx/2024, borrower was deceased.
As per collection comment dated xx/xx/2024, loan was modified.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2018. POC was filed on xx/xx/2018 which shows that the amount of secured claim is xx and the amount of arrearage is $xxx73. Debtor file modified chapter 13 plan was filed on xx/xx/2019 which states that the debtor sxxpay $xxx43 per month than $xxx63 per months beginning on 4th month than $xxx01 per month beginning on 5th month than $xxx.62 per month beginning on 9th month. Than $xxx.24 per month beginning on 16th month and debtor will cure the subject arrears which are in the estimated amount of $xxx73 through plan. Order Confirming Modified Chapter 13 Plan was filed on xx/xx/2019 which states that the debtor modified plan is hereby confirmed.	Loan modification agreement was made between the borrower and Lender on xx/xx/2002. The term of the note will not change from the original Maturity date of xx/xx/2030 and borrower promises to pay P&I in the amount of $xxx which begun on xx/xx/2002. The new principal balance is xx. The interest bearing amount is xx. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 and an estimated HUD-1/Fee itemization are not available in the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination of the loan is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$11,830.18	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx, in favor of xx recorded in Instrument# xx.
The chain of assignment has been completed.
There is an active judgment in favor of xx. recorded on xx/xx/2010 in the amount of $xxxrior year delinquent taxes have been found. 1st installment of xx taxes for the year 2019-2020 taxes is due on xx/xx/2019 in the amount of $xxxinstallment of xx taxes for the year 2019-2020 taxes is due on xx/xx/2020 in the amount of $xxx	As per the review of payment history as of xx/xx/2019, the borrower is delinquent with a loan for 11 months and the next due date for payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for due date xx/xx/2018. The current P&I is in the amount of $xxxcurrent PITI is in the amount of $xxx an interest rate of 2%. The current UPB reflected as per the tape data is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per the payment history as of xx/xx/2019, the borrower is delinquent with a loan for 11 months and the next due date for payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for due date xx/xx/2018. The current P&I is in the amount of $xxxcurrent PITI is in the amount of $xxx an interest rate of 2%. The current UPB reflected as per the tape data is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
The reason for default is unemployment and decreased income. The subject property has been occupied by non-owner. The borrower's intention is to keep the property.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:
According to the xxx, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is $xxxan was confirmed on xx/xx/2018. The debtor sxxpay the trustee $xxx36 months under Chapter 13. Date of last filing is xx/xx/2019.
The loan was modified on xx/xx/2015 between the borrower xx and lender xx Servicing. As per the modified terms, the new principal balance is xx. There are 3 steps of modification. The borrower promises to pay as per modified plan and the 1st step is $xxxhly with a modified interest rate 2.000% beginning from xx/xx/2015, 2nd step is $xxxhly with a modified interest rate 3.000% beginning from xx/xx/2020, 3rd step is $xxxhly with a modified interest rate 3.875% beginning from xx/xx/2021, with a maturity date xx/xx/2055. The interest-bearing amount is xx and the deferred balance is xx.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, in favor of xx as nominee for xx  recorded in Instrument# | Book/Page# xx
The chain of assignment has not been completed. The assignment from xx. is missing.
No active mortgages, liens, and judgments have been found.
No prior year delinquent taxes have been found.
As per the review of payment history as of xx/xx/2019, the borrower is delinquent with a loan for 6 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx90 which was applied for due date xx/xx/2019. The current P&I is in the amount of $xxx87 and current PITI is in the amount of $xxx90 with an interest rate of 3.750%. The current UPB reflected as per the tape data is in the amount of xx.	Collections Comments:The loan is currently in collections. As per the payment history as of xx/xx/2019, the borrower is delinquent with a loan for 6 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx90 which was applied for due date xx/xx/2019. The current P&I is in the amount of $xxx87 and current PITI is in the amount of $xxx90 with an interest rate of 3.750%. The current UPB reflected as per the tape data is in the amount of xx.
The borrower has been offered the 3-month trial plan with monthly payment of $xxx00 with end date xx/xx/2019. The borrower had made all the trial payments. The mod is in final review.
The reason for default is unemployment and decreased income. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No modification, forbearance details are available in recent collections comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Update:
As per comment dated xx/xx/2024, the prior servicer has completed the modification, and no further details are provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2014. The POC was filed on xx/xx/2014, the POC amount is xx and the arrearage amount is xx. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is xx. The plan was confirmed on xx/xx/2014. The debtor was supposed to pay the trustee $xxxfor 36 months under Chapter 13. The bankruptcy was discharged on xx/xx/2019 and case was terminated on xx/xx/2019. There is no comment indicating a cram down.	The loan was modified on xx/xx/2012 between the borrower xx and lender xx. As per the modified terms, the new principal balance is xx. There are 3 steps of modification. The borrower promises to pay as per modified plan and the 1st step is $xxx monthly with a modified interest rate 2.646% beginning from xx/xx/2012, 2nd step is $xxx40 monthly with a modified interest rate 3.646% beginning from xx/xx/2017, 3rd step is $xxx87 monthly with a modified interest rate 3.750% beginning from xx/xx/2018, with a maturity date xx/xx/2035. :	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal report at the time of origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Michigan state.
The following disclosures are missing from the loan file:
1. MI Borrower's Bill of Rights
2. MI Consumer Caution and Homeownership Counseling Notice
3. Choice of Insurance Agent"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative Index Value at the time of origination is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xxwhich was recorded on xx/xx/2006. The chain of assignment is complete as the subject xx is with the current assignee, xx
No active liens and judgment have been found on updated title report.
Annual Combined tax of 2018 has been paid on xx/xx/2018 in the amount of $xxx	Review of the payment history provided from xx/xx/2017 to xx/xx/2019 reveals that borrower has been the delinquent for 14 months. The last payment was received in the amount of $xxxx/xx/2019 which was applied for the due date of xx/xx/2018. The next due date is xx/xx/2018. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 4.000%. Recently the loan was modified on xx/xx/2019 through bankruptcy and as per the modification the next due date xx/xx/2019 new modified rate is 4.450% and borrower promises to pay P&I in the amount of $xxx	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower has been the delinquent for 14 months. The last payment was received in the amount of $xxxx/xx/2019 which was applied for the due date of xx/xx/2018. The next due date is xx/xx/2018. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 4.000%.
Loan modification agreement was made between the borrower and Lender on xx/xx/2019. The new modified rate is 4.450% and borrower promises to pay P&I in the amount of $xxxh has begun on xx/xx/2019. The new principal balance is xx. Lender has agreed to defer the amount of xx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx/xx/2051. Reason for Modification is Financial Hardship.

Borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2018. POC was filed on xx/xx/2019 which shows that the amount of secured claim is xx and the amount of arrearage is xx. Amended Chapter 13 Plan was filed on xx/xx/2019 which states that the Debtor sxxpay $xxxmonth 1 through 2 than $xxx month 3 through 60 and debtor will cure the subject arrears which is in the total amount of xx through plan. Order Confirming Chapter 13 Plan was filed on xx/xx/2019 which states that the debtor amended plan is hereby confirmed. Currently debtor is in active bankruptcy.
As per collection comments, subject property has been occupied by the owner and in average condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2018. POC was filed on xx/xx/2019 which shows that the amount of secured claim is xx and the amount of arrearage is xx. Amended Chapter 13 Plan was filed on xx/xx/2019 which states that the Debtor sxxpay $xxxmonth 1 through 2 than $xxx month 3 through 60 and debtor will cure the subject arrears which is in the total amount of xx through plan. Order Confirming Chapter 13 Plan was filed on xx/xx/2019 which states that the debtor amended plan is hereby confirmed. Currently debtor is in active bankruptcy.	Loan modification agreement was made between the borrower and Lender on xx/xx/2019. The new modified rate is 4.450% and borrower promises to pay P&I in the amount of $xxxh has begun on xx/xx/2019. The new principal balance is xx. Lender has agreed to defer the amount of xx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx/xx/2051. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 and an estimated HUD-1/Fee itemization are not available in the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination of the loan is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows that the subject xx was recorded on xx/xx/2006 with xx as nominee for xx
The chain of assignment have not been completed as currently the assignment is with OneWestxx; however, it should be xx
Active Judgments and Liens;
1) One civil judgment found pending against the borrower xx recorded on xx/xx/2014 in the amount of xx which is in the favor of xx
Property Tax Status;
1) 2nd installment combined taxes for the year of 2019 are due for the amount of $xxx/xx/2019.
2) 1st installment combined taxes for the year of 2019 are due for the amount of $xxx/xx/2020.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/2019 shows that the borrower is not making regular payments. The loan payments are currently 10 months delinquent. The next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the total amount of $xxxthe due date of xx/xx/2018. The unpaid principal balance according to payment history tape data is in the amount of xx. The current interest rate is 4.875% with P&I in the amount of $xxx	Collections Comments:Collection comments available from xx/xx/2017 till xx/xx/2019 shows that the borrower is not making regular payments. The loan payments are currently 10 months delinquent. The next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the total amount of $xxxthe due date of xx/xx/2018. The unpaid principal balance according to payment history tape data is in the amount of xx. The current interest rate is 4.875% with P&I in the amount of $xxxodification agreement was made between borrower “xx” .
The loan was modified with an effective date of xx/xx/2011 and a new principal balance of xx to a step rate starting at 2.250 % and a P&I payment of $xxx began from xx/xx/2011 with a new maturity date of xx/xx/2036.  The  rate is in 4 steps ending with 4.875%.
The borrower agrees to pay the amount of xx as deferred balance on the maturity date xx/xx/2036. The UPB that has been amortized is xx  as an interest bearing amount.
In addition there is a clause that the deferred balance is also eligible for forgiveness.
The foreclosure was not initiated in the loan.
According to xxx, the borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2015. The plan was confirmed on xx/xx/2016.
The subject property is owner occupant with no visible damages or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to xxx, the borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2015. The plan was confirmed on xx/xx/2016.
The POC was filed on xx/xx/2015 in the claim amount of xx with arrearage in the amount of xx.
Schedule D under xxx filed on xx/xx/2015 shows value of property as xx; amount of claim without deducting the value of collateral is xx and unsecured portion is in the amount of xx.	Loan Modification agreement was made between borrower “xx” .
The loan was modified with an effective date of xx/xx/2011 and a new principal balance of xx to a step rate starting at 2.250 % and a P&I payment of $xxx began from xx/xx/2011 with a new maturity date of xx/xx/2036.  The  rate is in 4 steps ending with 4.875%.
The borrower agrees to pay the amount of xx as deferred balance on the maturity date xx/xx/2036. The UPB that has been amortized is xx  as an interest bearing amount.
In addition there is a clause that the deferred balance is also eligible for forgiveness.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Estimated HUD-1 or itemization of points and fees are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx , which was recorded on xx/xx/2004. The chain of assignment is incomplete as the subject xx is currently with, xx
There are two active civil judgments against the borrower in the total amount of $xxxch was recorded on xx/xx/2013 and xx/xx/2018 in favor of “xx
1st installment of xx tax for the year of 2018 has been paid on xx/xx/2019 in the amount of $xxxd installment of xx tax for the year of 2018 has been paid on xx/xx/2019 in the amount of $xxx	Review of the payment history provided from xx/xx/2017 to xx/xx/2019 reveals that borrower has been the delinquent for 18 months. The last payment was received in the amount of $xxx53 on xx/xx/2019 which was applied for the due date of xx/xx/2018. The next due date is xx/xx/2018. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 3.250%.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower has been the delinquent for 18 months. The last payment was received in the amount of $xxx53 on xx/xx/2019 which was applied for the due date of xx/xx/2018. The next due date is xx/xx/2018. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 3.250%.
Loan modification agreement was made between the borrower and Lender on xx/xx/2016. The new modified rate is 3.250% and borrower promises to pay P&I in the amount of $xxx which begun on xx/xx/2016. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2056. Reason for Modification is Financial Hardship.
Review of the collection comments states that the foreclosure was initiated and Lies pendens was filed on xx/xx/2017. later on foreclosure was placed on hold due to borrower has filed bankruptcy under chapter 13 case#xx on xx/xx/2019, Currently the file is on hold due to active bankruptcy. As per comment dated xx/xx/2019, user has re-projected the step sale schedule for xx/xx/2019 which was terminated due to active bankruptcy. No further information has been found regarding the foreclosure in the available servicing comments.
Borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2019. POC was filed on xx/xx/2019 which shows that the amount of secured claim is xx and the amount of arrearage is xx/xx/2019. Schedule D of xxx dated 0xx/xx/2019 shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore the unsecured portion is xx. Chapter 13 Plan was filed on xx/xx/2019 which states that the bettor sxxpay $xxx per month for 55 months and the debtor will cure the subject arrears which is in the total amount of xx through plan. Order Confirming Chapter 13 Plan was filed on xx/xx/2019 which states that the debtor chapter 13 plan which was filed on xx/xx/2019 is hereby confirmed. Currently Debtor is in active bankruptcy.
As per collection comments subject property has been occupied by the owner and in average condition.

Update :
As per collection comment dated xx/xx/2023, foreclosure on hold due to bankruptcy.
As per collection comment dated xx/xx/2023, the bankruptcy filed on xx/xx/2021 with Case # xx. BK is active.
Foreclosure Comments:Review of the collection comments states that the foreclosure was initiated and Lies pendens was filed on xx/xx/2017. later on foreclosure was placed on hold due to borrower has filed bankruptcy under chapter 13 case#xx on xx/xx/2019, Currently the file is on hold due to active bankruptcy. As per comment dated xx/xx/2019, user has re-projected the step sale schedule for xx/xx/2019 which was terminated due to active bankruptcy. No further information has been found regarding the foreclosure in the available servicing comments.
Bankruptcy Comments:Borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2019. POC was filed on xx/xx/2019 which shows that the amount of secured claim is xx and the amount of arrearage is xx/xx/2019. Schedule D of xxx dated 0xx/xx/2019 shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore the unsecured portion is xx. Chapter 13 Plan was filed on xx/xx/2019 which states that the bettor sxxpay $xxx per month for 55 months and the debtor will cure the subject arrears which is in the total amount of xx through plan. Order Confirming Chapter 13 Plan was filed on xx/xx/2019 which states that the debtor chapter 13 plan which was filed on xx/xx/2019 is hereby confirmed. Currently Debtor is in active bankruptcy.	Loan modification agreement was made between the borrower and Lender on xx/xx/2016. The new modified rate is 3.250% and borrower promises to pay P&I in the amount of $xxx which begun on xx/xx/2016. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2056. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Dicsloures Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 and an estimated HUD-1/Fee itemization are not available in the loan file."	* Application Missing (Lvl 2) "Application is missing from in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination of the loan is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx, in favor of xx.  Recorded with Instrument # xx
The chain of assignment has not been completed. The last assignment is from xx
There is junior xx against the property in the favor of xx. for the amount of xx which was recorded on xx/xx/2006.
Annual xx taxes of 2018 have been paid in the amount of xx.
No prior delinquent taxes have been found
According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 50 months. The last payment was received date is not mentioned, and the next due date for payment is xx/xx/2015. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy, the borrower is currently delinquent for 98 months. The last payment date was received not available, the payment applied date was xx/xx/2011 and the next due date for payment is xx/xx/2011. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.
As per the modified terms, the new principal balance is xx between the borrower    xx. There are 4 steps of modification. The borrower promises to pay as per modified plan and the 1st step is $xxxhly with a modified interest rate 2.000% beginning from xx/xx/2011, 2nd step is $xxxhly with a modified interest rate 3.000% beginning from xx/xx/2016, 3rd step is $xxxhly with a modified interest rate 4.000 % beginning from xx/xx/2017, 4th  step is $xxxhly with a modified interest rate 4.125 % beginning from xx/xx/2018 with a maturity date xx/xx/2052. The interest-bearing amount is xx.The deferred balance is xx. The new principal balance is xx. However, there is principal reduction alternative. The amount of xx of the principal balance is eligible for forgiveness. Latest payment history as of date xx/xx/2019, current UPB as xx. It seems lender has forgiven the total amount of.xx this loan was modified once.
According to the xxx, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is $xxxedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. There is no comment indicating a cram down.

As per collection comments, the foreclosure was initiated, As per updated title “xx”. the complaint field on xx/xx/2016. As per updated title “xx”The judgment entered on xx/xx/2018 However, the foreclosure was put on hold as the  borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2018.. No further details have been found.

..

  As per collection comments, the reason for default is unable to be determined. As per collection comments dated xx/xx/2019, the current occupancy is tenant.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Update :
As per collection comment xx/xx/2023, the bankruptcy chapter 13 order discharge on xx/xx/2023.
Foreclosure Comments:As per collection comments, the foreclosure was initiated, As per updated title “xx”. the complaint field on xx/xx/2016. As per updated title “xx”The judgment entered on xx/xx/2018 However, the foreclosure was put on hold as the  borrower Lori A. Mastrangelo had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2018.. No further details have been found.

Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is $xxxedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. There is no comment indicating a cram down.
As per the modified terms, the new principal balance is xx between the borrower xx. There are 4 steps of modification. The borrower promises to pay as per modified plan and the 1st step is $xxxhly with a modified interest rate 2.000% beginning from xx/xx/2011, 2nd step is $xxxhly with a modified interest rate 3.000% beginning from xx/xx/2016, 3rd step is $xxxhly with a modified interest rate 4.000 % beginning from xx/xx/2017, 4th step is $xxxhly with a modified interest rate 4.125 % beginning from xx/xx/2018 with a maturity date xx/xx/2052. The interest-bearing amount is xx.The deferred balance isxx. The new principal balance is xx. However, there is principal reduction alternative. The amount of xx of the principal balance is eligible for forgiveness. Latest payment history as of date xx/xx/2019, current UPB as xx. It seems lender has forgiven the total amount of.xx this loan was modified once.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD-1/Estimated HUD-1 and Itemization is missing from the loan file."	* Application Missing (Lvl 2) "Final loan application / 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final truth in lending is missing from loan file ."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan files."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at xx, following state disclosures are missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to determine from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission document is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, in favor of xx as nominee for xx
The chain of assignment has been completed. The current assignment is with xx
There is junior xx against the property which was originated on xx.00, in favor of xx as nominee for xx recorded in Instrument# | Book/Page# xx.
No active liens and judgments have been found.
No prior year delinquent taxes have been found. 4th installment of combined taxes for the year 2019 is due on xx/xx/2019 in the amount of $xxxd installment of combined taxes for the year 2020 is due on xx/xx/2020 in the amount of $xxxt installment of combined taxes for the year 2020 is due on xx/xx/2020 in the amount of $xx	As per the review of payment history as of xx/xx/2019, the borrower is delinquent with a loan for 8 months and the next due date for payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx47 which was applied for due date xx/xx/2018. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx47 with an interest rate of 3.25%. The current UPB reflected as per the tape data is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per the payment history as of xx/xx/2019, the borrower is delinquent with a loan for 8 months and the next due date for payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx47 which was applied for due date xx/xx/2018. The current UPB reflected as per the tape data is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
The reason for default is unemployment and decreased income. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Update :
As per collection comment dated xx/xx/2023, the bankruptcy discharge on xx/xx/2023.
Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2018. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2018. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is xx. The plan was confirmed on xx/xx/2018. The debtor sxxpay $xxx monthly to the Chapter 13 Trustee, starting on xxx, 2018 for approximately 58 remaining months. ($xxx paid to date). The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. There is no comment indicating a cram-down. Date of last filing is: xx/xx/2019.	The loan was modified on xx/xx/2015 between the borrower xx and lender xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 3.250% and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2015. The maturity date as per modification is xx/xx/2055.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State xx which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure document is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal report at the time of origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the New Jersey state. The following state disclosures are missing from the loan file:

1.NJ Application Disclosure
2.Delivery Fee Authorization
3.NJ Attorney Disclosure
4.Unacceptability of Insurance Notice
5.Attorney Disclosure II
6.Tax Bill Information
7.Private Well Testing
8.Lock-In Agreement
9.Commitment Disclosures
10.Choice of Insurer Disclosure
11.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative Index Value at the time of origination is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xxand borrower “xx” in amount of xx which was recorded on xx/xx/2007 Instrument/xx/Pk RD xx
The chain of assignment is complete. Currently assignment is with ‘xx

1. There is junior xx against the borrower in amount of xx which was recorded on xx/xx/2007 in the favor of xx
2. There is civil judgment against the borrower  in amount of $xxxich was recorded on xx/xx/2011 in the favor of ‘xx

The combined taxes (1st, 2nd and 3rd) for 2020 have been paid in amount of $xxxcity taxes (4th) for 2019 are due in amount of $xxxprior delinquent taxes have been found.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 14 months. The last payment was received in the amount of $xxxit was applied for the due date of xx/xx/2018. The current P&I is $xxxinterest rate is 5.00%. The current unpaid principal balance is in the amount of xx and deferred balance is xx.	Collections Comments:Comment:
1. xx
2. xx notes and comments xx
As per comment, subject property is occupied by owner and no any damages/repairs have been found. The loan is delinquent for 14 months, it seems that borrower’s ability to repay is Poor.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 14 months. The last payment was received in the amount of $xxxit was applied for the due date of xx/xx/2018. The current P&I is $xxxinterest rate is 5.00%. The current unpaid principal balance is in the amount of xx and deferred balance is xx.
The review of collection comment states that foreclosure was initiated in 2015. The foreclosure file was referred to attorney on xx/xx/2015 and complaint/ lis pendes had been filed on xx/xx/2015 under case# F-040079-15. The comment dated xx/xx/2019 shows that judgment submitted to court on xx/xx/2018. Foreclosure action was put on hold for BK. Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2018. As per document (xx), Foreclosure writ notice was submitted on xx/xx/2019 by case xx. The comment dated xx/xx/2019 shows that xx on xx/xx/2019 and sale was scheduled on xx/xx/2019. Sale was terminated due to open hold BK. The property may get sold in near future if the bankruptcy hold gets removed. We do not have enough comments to confirm the possible outcome of sale (comments are provided till xx/xx/2019).

Foreclosure Comments:The review of collection comment states that foreclosure was initiated in 2015. The foreclosure file was referred to attorney on xx/xx/2015 and complaint/ lis pendes had been filed on xx/xx/2015 under case# xx. The comment dated xx/xx/2019 shows that judgment submitted to court on xx/xx/2018. Foreclosure action was put on hold for BK. Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2018. As per document xx Foreclosure writ notice was submitted on xx/xx/2019 by case xx. The comment dated xx/xx/2019 shows that Writ action was sent to sheriff on xx/xx/2019 and sale was scheduled on xx/xx/2019. Sale was terminated due to open hold BK.
Bankruptcy Comments:
Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2018. Schedule D of xxx dated xx/xx/2018 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as xx. The POC deadline set on xx/xx/2018 and creditor has filed POC on xx/xx/2018 (after deadline) with secured amount is xx and arrearage is xx. The order xx was entered  on xx/xx/2019 shows that debtor’s agree to pay the POC filed by xx. in the amount of xx which was filed after POC bar date. Hence, issue was resolved. Plan was confirmed on xx/xx/2018. xxx was entered on xx/xx/2019. The chapter 13 plan was entered on xx/xx/2019, debtor sxxpay the arrearage is in amount of xx with regular monthly payment $xxxas confirmed on xx/xx/2018. Currently loan is in active BK case. No further information has been found regarding BK.
The loan modification agreement was made between xx (Borrower) and xx (Lender) on xx/xx/2010 with the new modified unpaid principal balance is xx. The interest bearing amount was xx and deferred balance is xx with interest rate 2.00% and the modified P&I was $xxxrst modified payment due date was xx/xx/2010 and the maturity date will be xx/xx/2050.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Initial Escrow Acct Disclosure Origination Appraisal	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State NJ which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And there are no estimated HUD-1 / Itemization of fees available in file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of loan origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2019, the xx was originated on xx.xxThe chain of xx assignment is not completed. Currently, the xx assignment is with xx

There are four active Credit Card judgment liens against the borrower in favor of xx in the amount of $xxx which was recorded on xx/xx/2010, xx/xx/2016, xx/xx/2017 and xx/xx/2018.
There are two Municipal Infraction judgment liens open against the property in the favor of xx in the amount of $xxx was recorded on xx/xx/2014.The property address mention on lien document does not match with subject property address.
There are 7 judgments Lien against the borrower are as follows;

1. There is an active judgment lien against the borrower in favor of xx in the amount of $xxx was recorded on xx/xx/2009.
2. There is an active judgment lien against the borrower in favor of xx in the amount of $xxx was recorded on xx/xx/2010.
3. There is an active judgment lien against the borrower in favor of xx in the amount of $xxxich was recorded on xx/xx/2013.
4. There is an active judgment lien against the borrower in favor of xx. in the amount of $xxxch was recorded on xx/xx/2010.
5. There are 2 active judgment liens against the borrower in favor of xx in the amount of $xxx was recorded on xx/xx/2014.
6. There is an active judgment lien against the borrower in favor of xx in the amount of $xxx was recorded on xx/xx/2018.

Annual xx taxes for 2019-2020 have been paid off on xx/xx/2019 in the amount on $xxx installment of Utilities charges for 2019 were in delinquency on xx/xx/2019 in the amount on $xxxood through date of xx/xx/2019.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 17 months. The last payment was received on xx/xx/2019 in the amount of $xxxit was applied for the due date of xx/xx/2018. The current P&I is $xxxinterest rate is 3.00%. The current unpaid principal balance is in the amount of xx.	Collections Comments:The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 17 months. The last payment was received on xx/xx/2019 in the amount of $xxxit was applied for the due date of xx/xx/2018. The current P&I is $xxxinterest rate is 3.00%. The current unpaid principal balance is in the amount of xx.

According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019.  Schedule D in xxx dated xx/xx/2019 states that the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. POC was filed by xx on xx/xx/2019, in the secured claim amount of xx and an arrearage in the amount of $xxxan is in active bankruptcy.

The Loan Modification Agreement consists of principal forgiven. As per MOD dated xx/xx/2017, the new modified principal balance is in the amount of xx in which xx is deferred. In addition to this, there is a provision that xx of the deferred principal balance is eligible for forgiveness. It’s been provided that the borrower will not be in default on his new payments for three full monthly consecutive payments. Then the lender sxxreduce on each of the first, second & third anniversaries of xx/xx/2016 the deferred principal balance in installments equal to the one-third of the deferred principal reduction amount. The interest bearing amount was xx with interest rate 3.000 % and the modified P&I was $xxxrst modified payment due date was xx/xx/2017 and the maturity date will be xx/xx/2057.

As per document located “xx”, the foreclosure was referred to attorney on xx/xx/2018. However, the file was placed on hold sue to bankruptcy filing on xx/xx/2019. The borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019.

Update:
No additional information have been found in collection comments.
Foreclosure Comments:As per document located “xx”, the foreclosure was referred to attorney on xx/xx/2018. However, the file was placed on hold sue to bankruptcy filing on xx/xx/2019. The borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019.
Bankruptcy Comments:According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. Schedule D in xxx dated xx/xx/2019 states that the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. POC was filed by xx on xx/xx/2019, in the secured claim amount of xx and an arrearage in the amount of $xxxan is in active bankruptcy.	The Loan Modification Agreement consists of principal forgiven. As per MOD dated xx/xx/2017, the new modified principal balance is in the amount of xx in which xx is deferred. In addition to this, there is a provision that xx of the deferred principal balance is eligible for forgiveness. It’s been provided that the borrower will not be in default on his new payments for three full monthly consecutive payments. Then the lender sxxreduce on each of the first, second & third anniversaries of xx/xx/2016 the deferred principal balance in installments equal to the one-third of the deferred principal reduction amount. The interest bearing amount was xx with interest rate 3.000 % and the modified P&I was $xxxrst modified payment due date was xx/xx/2017 and the maturity date will be xx/xx/2057. The payment history tape as the tape shows reduction in deferred amount xx which seems the first installment is forgiven. But the actual deferred amount as per document is xx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD missing from the loan file."	* Application Missing (Lvl 2) "Application is missing."
* Final TIL Missing or Not Executed (Lvl 2)     "The TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx

The chain of assignment has not been completed. Currently, the xx is with OneWest
xx,xx which was recorded on xx/xx/2011. It should be with xx
There are 2 judgments against borrower xx first in the amount of $xxx was recorded on xx/xx/2011 in the favor of xx. and another in the amount of $xxx was recorded on xx/xx/2012 in the favor of xx
Annual school taxes for the year of 2019 have been paid in the amount of $xxxal taxes for the year of 2019 have been paid in the amount of $xxxrior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for 17 months and the next payment is due for xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for xx/xx/2018. The UPB is xx. The current P&I is $xxxPITI is $xxx	Collections Comments:The loan is currently in bankruptcy and the next payment is due for xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for xx/xx/2018. The borrower xx had filed bankruptcy under Chapter-13 with the Case#xx on xx/xx/2016. The plan was confirmed on xx/xx/2017. The RFD is unable to be determined. No repairs and damages have been found. As per the comment dated xx/xx/2019, the property is owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the xxx report, the borrower xx had filed bankruptcy under Chapter-13 with the Case#xx on xx/xx/2016. The POC was filed on xx/xx/2016 with its secured amount as xx and the arrearage amount of xx. As per the order confirming plan filed on xx/xx/2017, the debtor sxxpay the trustee the amount of $xxxrting from xx/xx/2016 through xx/xx/2017 and $xxx month from xx/xx/2017 through xx/xx/2020 and $xxxh month from xx/xx/2020 through xx/xx/2021. As per the xxx scheduled D, the amount of claim without deducting the value of collateral is $xxxnd the value of cxx, the unsecured portion is xx. The plan was confirmed on xx/xx/2017.	As per the loan modification agreement made on xx/xx/2012 between the borrower xx and the lender xx. The new principal balance is xx. The borrower promises to pay P&I in the amount of $xxx an interest rate of 2.000%, beginning from xx/xx/2012. The maturity is xx/xx/2052.
However, there is a principal reduction alternative. The amount of xx of the principal balance is eligible for forgiveness. (The deferred principal reduction Amount).  If the borrower makes monthly xx payments on time, the lender agrees to forgive $xxx of the principal balance of the loan on each of the first, second and third anniversary. The latest payment history tape data is reflecting deferred balance as xx and current UPB as xx.
Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required Disclosures
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report from origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file,

1.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2.NY Interest Rate Disclosure
3.NY Hazard Insurance  Disclosure
4.Tax Escrow Account Designation
5.xx Bankers and Exempt Organizations Preapplication
6.Part 80 Disclosure
7.Alternative xx Transaction Disclosures
8.Co-Signer Notice Requirements
9.Default Warning Notice
10.Smoke Alarm Affidavit
11.xx Real Property Escrow Account Disclosure
12.Subprime Home Loan Counseling Disclosure
13.Subprime Home Loan Tax and Insurance Payment Disclosure
14.Subprime Home Loan Disclosure
15.Commitment Disclosure
16.Lock-in Disclosure
17.Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated  business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx in favor of xx as nominee for xx. There is one civil judgment open against the borrower, in the amount of xx which was recorded on xx/xx/2014 in favor of xx
2019 xx annual tax is due in the amount of $xxx/xx/2019 and good through date is xx/xx/2019.
No prior year delinquent taxes have been found.
Payment History as of xx/xx/2019 shows that the delinquency has been done for 15 months. The next due date is xx/xx/2018. The current P&I is $xxxrate of interest is 4.125%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Review of loan file and servicing comment shows that the delinquency has been done for 15 months. The next due date is xx/xx/2018. The current P&I is $xxxrate of interest is 4.125%. The current unpaid principal balance is in the amount of xx.
Evidence of foreclosure has been found in the collection comment. Comment dated xx/xx/2019 states that the process has been opened on xx/xx/2019. However as per xxx the loan is active in bankruptcy since 2017.
The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2017 with the Case#xx. The POC was filed on xx/xx/2017 with the secured claim amount of xx wand arrearage of $xxxd CH 13 plan was filed on xx/xx/2017 and plan got confirmed on xx/xx/2017. Order on motion for relief from stay was filed on xx/xx/2017.

Foreclosure Comments:Evidence of foreclosure has been found in the collection comment. Comment dated xx/xx/2019 states that the process has been opened on xx/xx/2019. However as per xxx the loan is active in bankruptcy since 2017.
Bankruptcy Comments:The debtor (Juran Gulley) had filed Bankruptcy under chapter-13 on xx/xx/2017 with the Case#xx. The POC was filed on xx/xx/2017 with the secured claim amount of xx wand arrearage of $xxxd CH 13 plan was filed on xx/xx/2017 and plan got confirmed on xx/xx/2017. Order on motion for relief from stay was filed on xx/xx/2017.	The loan was modified on xx/xx/2013 with the new principal balance of xx. The borrower promised to pay the new modified P&I of $xxx the new fixed interest rate of 4.125% beginning from xx/xx/2013 till the new maturity date of xx/xx/2053.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD and Fee itemization is missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "Settlement Services Providers List (SSPL) disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "The Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx’ which was recorded on xx/xx/2007 inxxxxx in amount of xx.
The chain of assignment is complete. Currently, subject xx is with the assignee, xx
No active liens and judgments have been found.
The town/xx/School taxes for 2019-2020 have been paid in amount of $xxxrior delinquent taxes have been found.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2017. The delinquency has been done for 27 months. The last payment was received on xx/xx/2019 in the amount of $xxxit was applied for the due date of xx/xx/2017. The current P&I is $xxxinterest rate is 4.25%. The current unpaid principal balance is in the amount of xx and deferred balance is xx.	Collections Comments:
Comment:
xx notes and comments Balbec Oct NPL
As per comment, subject property is occupied by owner. No any damages/repairs have been found. The loan is delinquent for 27months; it seems that borrower’s ability to repay is Poor. The reason for default is unable to be determined.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2017. The delinquency has been done for 27 months. The last payment was received on xx/xx/2019 in the amount of $xxxit was applied for the due date of xx/xx/2017. The current P&I is $xxxinterest rate is 4.25%. The current unpaid principal balance is in the amount of xx and deferred balance is xx.
The review of collection comment states that foreclosure was initiated in 2016. The foreclosure file was referred to attorney and amended complaint/ lis pendes had been filed on xx/xx/2016 under case# 2016-05587. The final judgment was entered on xx/xx/2017. Foreclosure file was put on hold for BK case. Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2017.  BK case was dismissed on xx/xx/2019 and was terminated on xx/xx/2019. Foreclosure sale was scheduled on xx/xx/2019. The comment dated xx/xx/2019 shows that sale was scheduled for xx/xx/2019. The latest comment dated xx/xx/2019 shows that user has placed the foreclosure file on hold for court delay. Hold was started from xx/xx/2019. No further information has been found regarding foreclosure sale. May be hold removed and sale held in near future. We do not have enough comments to confirm the possible outcome of sale (comments are provided till xx/xx/2019).

Foreclosure Comments:The review of collection comment states that foreclosure was initiated in 2016. The foreclosure file was referred to attorney and amended complaint/ lis pendes had been filed on xx/xx/2016 under case# 2016-05587. The final judgment was entered on xx/xx/2017. Foreclosure file was put on hold for BK case. Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2017.  BK case was dismissed on xx/xx/2019 and was terminated on xx/xx/2019. Foreclosure sale was scheduled on xx/xx/2019. The comment dated xx/xx/2019 shows that sale was scheduled for xx/xx/2019. The latest comment dated xx/xx/2019 shows that user has placed the foreclosure file on hold for court delay. Hold was started from xx/xx/2019. No further information has been found regarding foreclosure sale.
Bankruptcy Comments:
Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2017. Schedule D of xxx dated xx/xx/2017 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as xx. The POC deadline set on xx/xx/2017 and creditor has filed POC on xx/xx/2017 (deadline date) with secured amount is xx and arrearage is xx. The chapter 13 plan was entered on xx/xx/2018, debtor sxxpay the arrearage is in amount of xx for 60 months. Plan was confirmed on xx/xx/2018. MRF was entered on xx/xx/2019 and ordered on xx/xx/2019. BK case was dismissed on xx/xx/2019 and was terminated on xx/xx/2019.
The loan modification agreement was made between xx (Borrower) and xx (Lender) on xx/xx/2015 with the new modified unpaid principal balance is xx. The interest bearing amount xx, deferred balance is xx which is eligible to forgiven with interest rate 4.25% and the modified P&I was $xxxrst modified payment due date was xx/xx/2015 and the maturity date will be xx/xx/2055.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And there are no estimated HUD-1 / Itemization of fees available in file."	* Application Missing (Lvl 2) "Final 1003 document/Application is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is required for ARM loan; however document is missing from loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of loan origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx, in favor of xx as nominee for xxrecorded in Book/Page# xx
The chain of assignment has been completed.
No active mortgages, liens, and judgments have been found.
No prior year delinquent taxes have been found. 2nd installment of Town taxes for the year 2018 is due on xx/xx/2019 in the amount of $xxx	As per the review of payment history as of xx/xx/2019, the borrower is delinquent with a loan for 27 months and the next due date for payment is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for due date xx/xx/2017. The current P&I is in the amount of $xxxcurrent PITI is in the amount of $xxx an interest rate of 4%. The current UPB reflected as per the tape data is in the amount of xx.	Collections Comments:The loan is currently in foreclosure. As per the payment history as of xx/xx/2019, the borrower is delinquent with a loan for 27 months and the next due date for payment is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for due date xx/xx/2017. The current UPB reflected as per the tape data is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
The reason for default is unemployment and decreased income. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2012 and the complaint was filed on xx/xx/2012. No details regarding judgment/ sale scheduled were found. The loan was in bankruptcy from xx/xx/2015 to xx/xx/2019. The foreclosure resumed after the BK dismissal. Motion to make new findings and to re-enter judgment (xx) was filed on xx/xx/2019.No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2015. The POC was filed on xx/xx/2016, the POC amount is xx and the arrearage amount is xx. The plan was confirmed on xx/xx/2016. The debtor was supposed to pay the trustee $xxx60 months under Chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. There is no comment indicating a cram-down. The xxx was filed on xx/xx/2016 and order on xxx was granted xx/xx/2016. The bankruptcy was dismissed on xx/xx/2019 and the case was terminated on xx/xx/2019.	The loan was modified on xx/xx/2011 between the borrower xx. As per the modified terms, the new principal balance is xx. There are 4 steps of modification. The borrower promises to pay as per modified plan and the 1st step is $xxxhly with a modified interest rate 2.000% beginning from xx/xx/2011, 2nd step is $xxxhly with a modified interest rate 3.000% beginning from xx/xx/2016, 3rd step is $xxxhly with a modified interest rate 4.000% beginning from xx/xx/2017, 4th step is $xxxhly with a modified interest rate 4.875% beginning from xx/xx/2018, with a maturity date xx/xx/2051. The interest-bearing amount is xx. The deferred balance is $xxxis no principal forgiven amount. This loan was modified once.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative Index Value at the time of origination is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019 the subject xx was originated on xx which was recorded on xx/xx/2007.
The chain of the assignment has not been completed. The latest assignment is from to xx. However, the assignment is missing from xx

No active liens and judgments have been found.

Annual xx taxes for the year 2018 are paid in the amount of $xxxdelinquent taxes have been found.
According to the payment history as of xx/xx/2019, the borrower has been delinquent for 21 months and the next due is xx/xx/2017. The last payment was received on xx/xx/2018 and P&I in the amount of $xxxh was applied on xx/xx/2017 with interest rate 4.750 % and PITI in the amount of $xxx	Collections Comments:As per the servicing comments, the loan is in foreclosure. The reason for default is death of borrower. The current occupancy of borrower is owner occupied.
The borrower has been delinquent for 21 months and the next due is xx/xx/2017. The last payment was received on xx/xx/2018 and P&I in the amount of $xxxh was applied on xx/xx/2017 with interest rate 4.750%.
The loan was originated on xx.xxo details of bankruptcy have been found.

Update:
No issues found in the available collection comment.
Foreclosure Comments:The foreclosure was initiated and referred to attorney on xx/xx/2018. The complaint file was filed on xx/xx/2019. Further the foreclosure was put on hold due to loss mitigation.
Bankruptcy Comments:Not Applicable	The loan has been modified since origination. The loan modification was made on xx/xx/2014 between the borrower and the lender xx Services. According to the modified terms, the new principal balance is in the amount of xx. The borrower promises to pay $xxx the rate of interest starting with 4.750 % beginning from xx/xx/2014. The new maturity date is xx/xx/2054. The interest bearing is in the amount of xx. There is a deferred balance in the amount of xx. There is a principal forgiven in the amount of xx.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file."	* Application Missing (Lvl 2) "Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.

1.IL Collateral Protection Insurance Notice
2.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative Index value is unable to be determined."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, in favor of xx recorded in Instrument# | Book/Page# xx
The chain of assignment has not been completed. The assignment from OneWest
xx
No active mortgages, liens, and judgments have been found.
No prior year delinquent taxes have been found. Annual xx taxes for the year 2018 have been paid on xx/xx/2018 in the amount of $xxx
As per the review of payment history as of xx/xx/2019, the borrower is delinquent with a loan for 43 months and the next due date for payment is xx/xx/2016. The current P&I is in the amount of $xxx77 with an interest rate of 3%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per the payment history as of xx/xx/2019, the borrower is delinquent with a loan for 43 months and the next due date for payment is xx/xx/2016. The current P&I is in the amount of $xxx77 with an interest rate of 3%. The current UPB reflected as per the payment history is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
The reason for default, subject property occupancy is not mentioned in collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

update :
As per collection comment dated xx/xx/2023, the subject property needs to repair roof damage.
As per collection comment dated xx/xx/2023, the bankruptcy chapter 13 was discharged.
As per collection comment dated xx/xx/2023, borrower is deceased
Foreclosure Comments:The foreclosure was initiated. The complaint was filed on xx/xx/2014. No further details have been found. The loan is in active bankruptcy.
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2018, the POC amount is xx of which secured amount is xx and unsecured amount is xx and the arrearage amount is xx. Amended POC was filed on xx/xx/2019 with secured claim of xx and arrears amount of xx. The plan was confirmed on xx/xx/2018, the debtor was supposed to pay the trustee $xxxor 60 months under Chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. As per Order granting debtor’s motion to modify confirmed plan entered on xx/xx/2019, the debtor sxxpay the trustee $xxxor 1 to 16 months, $xxxor 17 to 20 months and $xxxor 21 to 59 and $xxx09 for 60th month.	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative Index Value at the time of origination is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, with xx with Instrument# | Book/Page# xx.The chain of assignment is completed. There is no active mortgages, liens and judgments .
 2019 taxes are due on xx/xx/2020 in the amount of $xx
According to the payment history as of xx/xx/2019 shows that the borrower is currently delinquent for 19 months. The last payment was received on xx/xx/2019 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx60 and PITI is in the amount of $xxx06. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collections. According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 19 months. The last payment was received on xx/xx/2019 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx60 and PITI is in the amount of $xxx06. The UPB reflected as per the payment history is in the amount of xx.
As per the modification agreement dated xx, the UPB is in the amount of xx without any deferred balance.The borrower promises to pay $xxx60 with a modified interest of 6.125% starting xx/xx/2008 till xx/xx/2037.The modification do not have a Balloon provision. The reason for default is unemployment and decreased income.
The foreclosure was initiated. The file was referred to an attorney on xx/xx/2017.However, the foreclosure was put on hold as the loss mitigation has been done.No further details have been found.
According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2017. The POC was filed on xx/xx/2017, the POC amount is xx and the arrearage amount is xx. There is no comment indicating a cram down.

Update:
No issues found in the available collection comment.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrowerxx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2017. The POC was filed on xx/xx/2017, the POC amount is xx and the arrearage amount is xx. There is no comment indicating a cram down.	As per the modification agreement dated xx, the UPB is in the amount of xx without any deferred balance.The borrower promises to pay $xxx60 with a modified interest of 6.125% starting xx/xx/2008 till xx/xx/2037.The modification do not have a Balloon provision.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "As per review, the HUD-1 along with the estimated HUD and itemization are missing from loan files."	* Application Missing (Lvl 2) "As per review, the final Loan application is miising from loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "As per review,Final TIL is missing from loan files."
* Loan program disclosure missing or unexecuted (Lvl 2)     "As per review, loan program disclosure is missing from loan files."
* Missing Appraisal (Lvl 2)     "An appraisal is missing from loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the North Carolina state. The following state disclosures are missing from the loan file:
1.Amortization Schedule Disclosure.
2.Credit Property Insurance Disclosure
3.Fee Agreement
4.Priority of Security Instrument Disclosure
5.Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "As per review,service transfer disclosure is missing from loan files."
* Operative index value is unable to confirm (Lvl 2)     "As per review,operative index value is unable to confirm."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "As per review,affiliated business disclosure is missing from loan files."
								* Right of Rescission missing or unexecuted (Lvl 2) "As per review,ROR is missing from loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active IRS lien against borrower which is in the amount of xx, recorded on xx/xx/2017 and filed by xx taxes for the year of 2018 have been paid in the amount of $xxxdelinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2017 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxxh was applied to due date of xx/xx/2018 and the next due date is xx/xx/2018. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in active bankruptcy. According to the xxx report, the debtor xx. had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $xxx60 months. The POC was filed on xx/xx/2019. The POC amount is xx and total arrearage amount is xx.
The subject creditor filed the POC on xx/xx/2019 (After Deadline). But, the subject creditor filed the Motion to allow late filed/ supplement claims (DE 47) on xx/xx/2019 and the order on the same was granted on xx/xx/2019 (DE 60) which states that the late claim of the subject creditor has been allowed.
Review of the payment history available from xx/xx/2017 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxxh was applied to due date of xx/xx/2018 and the next due date is xx/xx/2018. Current UPB reflects in the provided payment history is in the amount of xx.
Review of the payment history available from xx/xx/2017 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxxh was applied to due date of xx/xx/2018 and the next due date is xx/xx/2018. Current UPB reflects in the provided payment history is in the amount of xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the debtor xx. had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $xxx60 months. The POC was filed on xx/xx/2019.  The POC amount is xx and total arrearage amount is xx.
The subject creditor filed the POC on xx/xx/2019 (After Deadline). But, the subject creditor filed the Motion to allow late filed/ supplement claims (DE 47) on xx/xx/2019 and the order on the same was granted on xx/xx/2019 (DE 60) which states that the late claim of the subject creditor has been allowed.
Loan Modification agreement was made between borrower and lender on effective date of xx/xx/2017.
The borrower had given promise to pay the UPB of xx with interest rate of 4.090% with P&I of $xxx fixed amortized type and it was beginning from first payment date on xx/xx/2017 and ends with the maturity date of xx/xx/2054.
The borrower had also given the promise to pay the deferred balance in the amount of xx and the maturity date is xx/xx/2054. The UPB that has been amortized is xx as an interest bearing amount.
Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement xx Insurance Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And estimated HUD-1/Fee itemization/GFE are also not available in the loan file."
* MI, FHA or MIC missing and required (Lvl 3) "The loan is conventional. Unable to calculate LTV due to missing of required document. Tape data shows the MI certificate is required; however the MI certificate is missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.00, with xx as nominee for  xx
The chain of assignment has been completed. Currently, the xx is with xx. which was recorded on xx/xx/2019.
There is a senior xx active in the favor ofxx
No active liens and judgments have been found.
1st and 2nd installment xx taxes for the year of 2018 have been due in the amount of $xxxprior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for 13 months and the next payment is due for xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx12 which was applied for xx/xx/2018. The UPB is xx. The current P&I is $xxx29 and PITI is $xxx12.	Collections Comments:The loan is currently in the collection and the next payment is due for xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx12 which was applied for xx/xx/2018. The foreclosure was initiated the file was referred to an attorney on xx/xx/2017 and the complaint was filed on xx/xx/2018. No details have been found.
As per the Notice of Trustee sale located at “xx”, the sale was scheduled for xx/xx/2018.
The borrower xxx had filed bankruptcy under chapter- 13 with case# xx on xx/xx/2018 and FC was placed on hold. As per the comment dated xx/xx/2019, the counsel was acknowledged to proceed with the foreclosure. The RFD is unable to be determined. The loan was never modified since origination. As per the comment dated xx/xx/2019, the property is owner-occupied. No repairs and damages have been found.

Foreclosure Comments:The foreclosure was initiated the file was referred to an attorney on xx/xx/2017 and the complaint was filed on xx/xx/2018. No details have been found.
As per the Notice of Trustee sale located at “xx”, the sale was scheduled for xx/xx/2018.
The borrower xxx had filed bankruptcy under chapter- 13 with case# xx on xx/xx/2018 and FC was placed on hold. As per the comment dated xx/xx/2019, the counsel was acknowledged to proceed with the foreclosure.
Bankruptcy Comments:According to the xxx, the borrower xx had filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2018. As per the chapter 13 plan, the borrower sxxpay the trustee $xxxer month for 1-60 months.
The debtor was dismissed on xx/xx/2018 and the case was terminated on xx/xx/2018.
Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD is missing from the loan file. Neither estimated HUD nor itemization is available in the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report from origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file,

1.Impound Account Disclosure
2.Cosigner Notice
3.Private xx Insurance Disclosure
4.Hazard Insurance Disclosure
5.Insurer RecommendationDisclosure
6.Anti-Tying Disclosure
7.Privacy Notice
8.Notice of Right to Copy of Appraisal
9.Application for Credit-Married Persons
10.Fair Debt Collection Notice
11.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated  business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019,  the xx was originated on xx.
The chain of xx assignment is incomplete. Currently, the xx assignment is with xx capacity as Separate Trustee of xxt. This should be with xx
There is a junior xx open against the subject property in the favor of xxt in the amount of xx which was recorded on xx/xx/2013.
There are civil judgments open these are as follows:
1) There is a civil judgment open against the borrower in the favor ofxx. in the amount of xx which was recorded on xx/xx/2010.
2) There is a medical lien open against the borrower in the favor of xx in the amount of $xxxch was recorded on xx/xx/2011.
3) There is a civil judgment open against the borrower in the favor of xx in the amount of $xxxch was recorded on xx/xx/2012.
4) There is a civil judgment open against the borrower in the favor of xx in the amount of xx which was recorded on xx/xx/2013.
5) There is a civil judgment open against the borrower in the favor of xx in the amount of $xxxch was recorded on xx/xx/2014.

Tax Status:
First and second xx taxes of 2019 have been paid in the total amount of $xxxnual xx taxes of 2016, 2017 & 2018 are delinquent in the total amount of xx which are good through on xx/xx/2019.	The seller tape data as of dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2015. The delinquency has been done for 54 months. The last payment was received date is not available. The current P&I is $xxx93 and interest rate is 3.50%. The current unpaid principal balance is in the amount of xx.
The payment history as of dated xx/xx/2019 reveals that the last payment was received on xx/xx/2019 in the amount of $xxx48 and it was applied for the due date of xx/xx/2015.	Collections Comments:Available servicing comment and documents in file reveal that loan is in
The seller tape data as of dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2015. The delinquency has been done for 54 months. The last payment was received date is not available. The payment history as of dated xx/xx/2019 reveals that the last payment was received on xx/xx/2019 in the amount of $xxx48 and it was applied for the due date of xx/xx/2015.
According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. POC was filed byxx on xx/xx/2019, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2018. Amended Plan was filed on which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid in the amount of $xxx99. This plan was confirmed on xx/xx/2019.
Available servicing comment and documents in file reveal that loan is in foreclosure since 2018. Comment dated xx/xx/2018 states that the foreclosure referred to attorney was completed on xx/xx/2018. Foreclosure sale (xx) was scheduled for xx/xx/2018. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018.
According to collection comment, no damages or repairs have been found.

Update :
As per collection comment dated xx/xx/2022, the bankurptcy was dismissed on xx/xx/2022.
As per collection comment dated xx/xx/2022, borrower was impacted by covid.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2018. Comment dated xx/xx/2018 states that the foreclosure referred to attorney was completed on xx/xx/2018. Foreclosure sale xx was scheduled for xx/xx/2018. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018.
Bankruptcy Comments:According to the xxx,xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. POC was filed byxx on xx/xx/2019, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2018. Amended Plan was filed on which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid in the amount of $xxx99. This plan was confirmed on xx/xx/2019.	The loan modification agreement was made between borrower and servicer on xx/xx/2013 with the new modified unpaid principal balance is xx. The interest bearing amount was xx with interest rate 3.50% and the modified P&I was $xxx93. The first modified payment due date was xx/xx/2013 and the maturity date will be xx/xx/2043.	1-4 Family Rider Credit Application xx Insurance Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "MI Cert missing is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report missing is missing from the loan file."
* Missing required 1-4 family rider (Lvl 2)     "1-4 rider is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per HUD-1 settlement date is xx/xx/2007 which is later than Note date xx/xx/2007."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2018 shows; the subject xx. Lender name is xx as nominee for xxx. Amount of xx
There are no active liens and judgments found open.
xx taxes for 1st and 2nd half of 2018 are paid in the amount of $xxxere is no delinquency found regarding prior taxes.	Review of payment history shows; borrower is making irregular payments and borrower is one month delinquent. Last payment was received on xx/xx/2019 in the amount of $xxx, which was applied to xx/xx/2019 payment. Loan is next due for xx/xx/2019. UPB as per payment history is xx.	Collections Comments:Borrower is making irregular payments and borrower is one month delinquent. Last payment was received on xx/xx/2019 in the amount of $xxx, which was applied to xx/xx/2019 payment. Loan is next due for xx/xx/2019. UPB as per payment history is xx.
Several calls were made to borrower, however very few times contact was made with borrower.
No reason for default is mentioned in the comments.
No foreclosure activity has been found in the comments.
No bankruptcy activity found in the xxx and comments.
No damages are reported for the subject property. As per comments property is in good condition and all the utilities are on.
xx taxes for 1st and 2nd half of 2018 are paid in the amount of $xxx26. There is no delinquency found regarding prior taxes.

Update :
No issue found in the collection comment.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* Income documentation does not meet guidelines (Lvl 3) "(1) Telephone Cert of emplyment was not signed by loan processor dated xx/xx/2018.
(2) Two year tax transcripts are missing 2016-2017
(3) Two years Tax returns are missing 2016-2017"
							* Reverification within 10 days is missing (Lvl 3) "Missing verification of employment from xx/xx/2016-xx/xx/2018. The borrower has only been on their current job for about 4 months from the date of origination and the only other verification from employment provided is from xx/xx/2015-xx/xx/2016."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "QM ATR worksheet is missing in the loan file. ATR SOL of 3 years has expired."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated xx which was recorded on xx/xx/2005.
The chain of the assignment has been completed. Currently, the xx is with xx, as Trustee for xx, series 2017-1 which was recorded on xx/xx/2018.
There is a civil judgment in the favor of xx in the amount of xx which was recorded on xx/xx/2010.
There are three IRS liens in the favor of xxin the total amount of xx which were recorded on xx/xx/2014, xx/xx/2015 and xx/xx/2017.
There is a civil judgment in the favor of xx in the amount of $xxxch was recorded on xx/xx/2019.
The second installment school taxes of 2020 are due in the amount of $xxxe first installment school taxes of 2020 have been paid in the amount of $xxxe annual combined taxes of 2019 have been paid in the amount of $xxxe annual combined taxes of 2016 have been delinquent in the amount of $xxx91 for the good through date of xx/xx/2019.
The review of payment history shows that the borrower has been delinquent for 144 months and the next due date for the payment is xx/xx/2007. The last payment received details are not available. The UPB reflected is in the amount of xx till the due date of xx/xx/2007.	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and the next due date for the payment is xx/xx/2007. The borrower had filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2018 and the plan is not confirmed yet. The POC was filed on xx/xx/2018 with the secured claim amount of xx and the arrearage amount is xx. According to the chapter 13 plan filed on xx/xx/2019, the debtor sxxpay $xxxor 60 months. The date of the last filing the bankruptcy was xx/xx/2019. The foreclosure was initiated and according to the updated title report located at xx the complaint was filed on xx/xx/2016. The judgment was entered on xx/xx/2017. The comment dated xx/xx/2018 reflects that the sale was scheduled on xx/xx/2018. The borrower had filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2018. However, the foreclosure was placed on hold. The review of payment history shows that the borrower has been delinquent for 144 months and the next due date for the payment is xx/xx/2007. The last payment received details are not available. The UPB reflected is in the amount of xx till the due date of xx/xx/2007. The comment dated xx/xx/2019 states that the reason for default is an excessive obligation. The comment dated xx/xx/2018 indicates that the subject property is owner-occupied. No damage and repairs have been found. The loan has not been modified since origination.

Foreclosure Comments:The foreclosure was initiated and according to the updated title report located at 'xx', the complaint was filed on xx/xx/2016. The judgment was entered on xx/xx/2017. The comment dated xx/xx/2018 reflects that the sale was scheduled on xx/xx/2018. The borrower had filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2018. However, the foreclosure was placed on hold.
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2018 and the plan is not confirmed yet. The POC was filed on xx/xx/2018 with the secured claim amount of xx and the arrearage amount is xx. According to the chapter 13 plan filed on xx/xx/2019, the debtor sxxpay $xxxor 60 months. The date of the last filing the bankruptcy was xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The Initial escrow acct disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider's disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of xx. The following state disclosures are missing from the loan file.
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure
NY Hazard Insurance  Disclosure
Tax Escrow Account Designation
xx Bankers and Exempt Organizations Preapplication
Part 80 Disclosure
Alternative xx Transaction Disclosures
Co-Signer Notice Requirements
Default Warning Notice
Smoke Alarm Affidavit
xx Real Property Escrow Account Disclosure
Subprime Home Loan Counseling Disclosure
Subprime Home Loan Tax and Insurance Payment Disclosure
Subprime Home Loan Disclosure
Commitment Disclosure
Lock-in Disclosure
Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2019, the xx was originated on xx. The chain of xx assignment has been completed. Currently, the xx assignment is withxx. There is a junior xx open against the subject property in favor of xx in the amount of xx which was originated xx/xx/2005 and recorded on xx/xx/2005 xx. There is a Child Support Lien against xx favor of xx which was recorded on xx/xx/1900. No prior year delinquent taxes have been found.	The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 10 months. The last payment was received on xx/xx/2019 in the amount of xx and it was applied for the due date of xx/xx/2018. The current P&I is xx and interest rate is 10.000%. The current unpaid principal balance is in the amount of xx.	Collections Comments:The loan is in bankruptcy. The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 10 months. The last payment was received on xx/xx/2019 in the amount ofxx and it was applied for the due date of xx/xx/2018. The current P&I is xx and interest rate is 10.000%. The current unpaid principal balance is in the amount of xx. No damages or repairs have been found. The reason for default is unemployment and decreased income. The subject property has been occupied by the owner. According to the xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017 and the plan was confirmed on xx/xx/2019. POC was filed by xx , xx on xx/xx/2018, in the secured claim amount xx and an arrearage in the amount of xx. Amended chapter-13 plan was filed on xx/xx/2019 which states the debtor will make payment of xx per month by direct payment to the trustee. The loan is in active bankruptcy.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017 and the plan was confirmed on xx/xx/2019. POC was filed by xx , xx on xx/xx/2018, in the secured claim amount xx and an arrearage in the amount of xx Amended chapter-13 plan was filed on xx/xx/2019 which states the debtor will make payment of xx per month by direct payment to the trustee. The loan is in active bankruptcy.	Not Applicable	Affiliated Business Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* LTV or CLTV exceeds 104% (Lvl 2)     "The appraisal value is xx and the loan amount is xx  therefore, LTV / LTV shows xx which exceeds xx
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the available loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated onxx (borrower) and (lender) xx as nominee for xx xx., a xx., which was recorded on xx/xx/2004. The chain of assignment is complete as the subject xx is with the current assignee,xx.
There are two active HOA/COA liens against the subject property which was recorded on xx/xx/2013 and xx/xx/2016 in the total amount of xx  in favor of xx
Annual xx tax for the year of 2019 is due on xx/xx/2019 in the amount of $xxxal City tax for the year of 2019 is due on xx/xx/2019 in the amount of $xxxal xx tax for the year of 2018 has been paid on xx/xx/2018 in the amount of $xxx	Review of the payment history provided from xx/xx/2017 to xx/xx/2019 reveals that borrower has been the delinquent for 17 months. The last payment was received in the amount of xx on xx/xx/2019 which was applied for the due date of xx/xx/2018. The next due date is xx/xx/2018. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 3.000%.	Collections Comments:The subject loan is in active bankruptcy. review of the collection comments states that the borrower has been the delinquent for 17 months. The last payment was received in the amount of $xxx/xx/2019 which was applied for the due date of xx/xx/2018. The next due date is xx/xx/2018. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 3.000%. Loan modification agreement was made between the borrower and Lender on xx/xx/2016. The new modified rate is 3.000% and borrower promises to pay P&I in the amount of $xxxh will get changed periodically that began on xx/xx/2016. The new principal balance is xx. Lender has agreed to defer the amount of xx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx/xx/2056. Reason for Modification is Financial Hardship.
The foreclosure was initiated. The file was referred to an attorney on xx/xx/2018.
Review of the collection comments states that the foreclosure was initiated and file was referred to attorney on xx/xx/2018. As per comment date xx/xx/2018, foreclosure sale was schedule for xx/xx/2018. Later on borrower has filed bankruptcy under xx case#xx on xx/xx/2018 and foreclosure was placed on hold. Currently debtor is in active bankruptcy. As per comment dated xx/xx/2018, foreclosure sale was rescinded. There is no information regarding the foreclosure in the available servicing comments.
xx had filed bankruptcy under xx with the case#xx on xx/xx/2018. POC was filed on xx/xx/2019 which shows that the amount of secured claim is xx and the amount of arrearage is xx. The debtor had filed the xx plan on xx/xx/2018 which was confirmed on xx/xx/2019. According to the plan, the debtor sxxpay to the trustee xx per Month for 60 months and the debtor will cure the subject current contractual payment which is in the amount of xx per month through plan. Currently debtor is in active bankruptcy.
As per collection comments subject property has been occupied by the owner and in average condition.

Update:
As per the servicing comments, the foreclosure was initiated on the loan. No comments have been found regarding the judgment entered or hearing dates. As per the comment dated xx/xx/2023, the notice of default is filled on xx/xx/2023. As per the comment dated the FC sale date xx. As per the comment dated xx/xx/2024, the FC was put on hold due to bankruptcy. Further details not found.
As per the comment dated xx/xx/2024, the prior BK was dismissed on xx/xx/2022.As per the comment dated xx/xx/2024, the bankruptcy filled on xx/xx/2024 under xx with case xx and the POC filled on xx/xx/2024. Further details not found.
Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2018.
Review of the collection comments states that the foreclosure was initiated and file was referred to attorney on xx/xx/2018. As per comment date xx/xx/2018, foreclosure sale was schedule for xx/xx/2018. Later on borrower has filed bankruptcy under xx case#xx on xx/xx/2018 and foreclosure was placed on hold. Currently debtor is in active bankruptcy. As per comment dated xx/xx/2018, foreclosure sale was rescinded. There is no information regarding the foreclosure in the available servicing comments.
Bankruptcy Comments:
xx had filed bankruptcy under xx with the case#xx on xx/xx/2018. POC was filed on xx/xx/2019 which shows that the amount of secured claim is xx and the amount of arrearage is xx. The debtor had filed the xx plan on xx/xx/2018 which was confirmed on xx/xx/2019. According to the plan, the debtor sxxpay to the trustee xx per Month for 60 months and the debtor will cure the subject current contractual payment which is in the amount of $xxxonth through plan. Currently debtor is in active bankruptcy.
Loan modification agreement was made between the borrower and Lender on xx/xx/2016. The new modified rate is 3.000% and borrower promises to pay P&I in the amount of $xxxh will get changed periodically that began on xx/xx/2016. The new principal balance is xx. Lender has agreed to defer the amount of xx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx/xx/2056. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 and an estimated HUD-1/Fee itemization are not available in the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1.Amortization Schedule Disclosure
2.Credit Property Insurance Disclosure
3.Fee Agreement
4.Priority of Security Instrument Disclosure
5.Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx, with xx. The chain of assignment has been completed as the xx is currently with “xx”.
No active judgments or liens have been found against the borrower or subject property.
The annual combined taxes have been paid in the amount of $xxxannual combined taxes of 2017 and 2018 have been delinquent in the total amount of $xxx are payable through the date of xx/xx/2019.
As per review of latest payment history as of xx/xx/2019 the loan is performing and the last payment was received n xx/xx/2019 in the amount of xx with interest rate of 6.00% and P&I xx for the due date of xx/xx/2019. The next due date is xx/xx/2019. The current UPB reflected is in the amount of xx.	Collections Comments:The loan is performing and the last payment was received n xx/xx/2019 in the amount of xx with interest rate of 6.00% and P&I xx for the due date of xx/xx/2019. The next due date is xx/xx/2019. The current UPB reflected is in the amount of xx.
The loan has been modified once since origination. The Loan Modification agreement was made on an effective date of xx/xx/2019 between “xx” (borrower) and “xx” (Lender). The new principal balance is xx and the borrower had given promise to pay P&I in the amount of xx 6 with new interest rate of 6.00%. The first payment had begun from xx/xx/2019 and ends with the maturity date of xx/xx/2049. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. The UPB that has been amortized is xx as an interest bearing amount.

xx (debtor) had bankruptcy under chapter 11 with the case# xx on xx/xx/2019. As per comment dated xx/xx/2019 the subject creditor need to file xxx as the filer in this BK was the jr. lien holder. The comment dated xx/xx/2019 states that the loan was reinstated and no need to proceed with obtaining relief from Jr. lienholder.

According to the comment dated xx/xx/2018, the foreclosure proceedings were initiated on property and the complaint was filed on xx/xx/2018. However, the foreclosure was put on hold due to borrower has filed bankruptcy under chapter 11 with the case# xx on xx/xx/2019. As per comment dated xx/xx/2019 hold was active since xx/xx/2018 for loss mitigation. As per comment dated xx/xx/2019 user has ended the hold due to bankruptcy and loss mitigation as the loan was modified on xx/xx/2019.  As per the comment dated xx/xx/2019, the foreclosure case dismissal action was filed on xx/xx/2019 and FC case was closed. No further comments have been found regarding foreclosure.

The subject property is owner occupied and no visible damages were reported.

Update :
No issue found in the collection comment.

Foreclosure Comments:According to the comment dated xx/xx/2018, the foreclosure proceedings were initiated on property and the complaint was filed on xx/xx/2018. However, the foreclosure was put on hold due to borrower has filed bankruptcy under chapter 11 with the case# xx on xx/xx/2019. As per comment dated xx/xx/2019 hold was active since xx/xx/2018 for loss mitigation. As per comment dated xx/xx/2019 user has ended the hold due to bankruptcy and loss mitigation as the loan was modified on xx/xx/2019.  As per the comment dated xx/xx/2019, the foreclosure case dismissal action was filed on xx/xx/2019 and FC case was closed. No further comments have been found regarding foreclosure.
Bankruptcy Comments:The xx (debtor) had bankruptcy under chapter 11 with the case# xx on xx/xx/2019. As per comment dated xx/xx/2019 the subject creditor need to file xxx as the filer in this BK was the jr. lien holder. The comment dated xx/xx/2019 states that the loan was reinstated and no need to proceed with obtaining relief from Jr. lienholder.
The loan has been modified once since origination. The Loan Modification agreement was made on an effective date of xx/xx/2019 between “xx” (borrower) and “xx” (Lender). The new principal balance is xx and the borrower had given promise to pay P&I in the amount of $xxx new interest rate of 6.00%. The first payment had begun from xx/xx/2019 and ends with the maturity date of xx/xx/2049. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. The UPB that has been amortized is 24740.17 as an interest bearing amount.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan files."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report at origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1.Equal Credit Availability NoticeAnti-Tying Disclosure
2.Insurance Tying Disclosure
3.Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.00 which was recorded on xx/xx/2000 with Instrument# xx
There are multiple water/sewer liens for unpaid water charges against the subject property (locate- xx) in the favor of City of Philadelphia for the amount of xx which was recorded on xx/xx/2007, xx/xx/2011, xx/xx/2015, xx/xx/2019 and xx/xx/2019 respectively.
The chain of the assignment has not been completed. The last assignment is from xx which was recorded on xx/xx/2013. Assignments are missing from xx
There is junior xx against the subject property originated on xx.00 which was recorded on xx/xx/2000 with xx
The annual installments of xx taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019. No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2019, the borrower has making regular payments and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for the due date of xx/xx/2019. The unpaid principal balance is not available in the latest payment history. The unpaid principal balance as per tape data is in the amount of xx. The current interest rate is 4.250% and P&I is $xxx.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied for the due date of xx/xx/2019.
The borrower, "xx" had filed the bankruptcy under chapter 13 plan with the case # on xx on xx/xx/2015 and the plan was confirmed on xx/xx/2016. According to schedule D of xxx, the value of the collateral is xx and the amount of secured claim is xx. Hence, unsecured portion is reflected in the amount of xx.
According to amended chapter 13 plan dated xx/xx/2016, the debtor sxxpay to the trustee in the amount of xx and debtor will continue to make monthly post-xx payments. The same plan was confirmed on xx/xx/2016. POC had filed the creditor for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2016. POC deadline date was xx/xx/2016. According to trustee’s final report dated xx/xx/2019 xx, the arrearage in the amount of xx has been paid to creditor. The case was discharged on xx/xx/2019 and was not yet terminated.
According to comment dated xx/xx/2018, the forbearance plan was offered to the borrower for the amount of xx which was due from xx/xx/2018 till xx/xx/2018. The comment dated xx/xx/2018 states that the loan has been reinstated. Attorney has confirmed that the foreclosure file has been closed.
According to comment dated 0xx/xx/2019, the subject property is owner occupied and the borrower wants retain the subject property.

Foreclosure Comments:According to review of servicing comment, the foreclosure was put on hold due to bankruptcy filing. The borrower, "xx" had filed the bankruptcy under chapter 13 plan with the case # on xx on xx/xx/2015 and the plan was confirmed on xx/xx/2016.  According to comment dated xx/xx/2018, the forbearance plan was offered to the borrower for the amount of xx which was due from xx/xx/2018 till xx/xx/2018. The comment dated xx/xx/2018 states that the loan has been reinstated. Attorney has confirmed that the foreclosure file has been closed.
Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter 13 plan with the case # on xx on xx/xx/2015 and the plan was confirmed on xx/xx/2016. According to schedule D of xxx, the value of the collateral is xx and the amount of secured claim is xx. Hence, unsecured portion is reflected in the amount of xx.
According to amended chapter 13 plan dated xx/xx/2016, the debtor sxxpay to the trustee in the amount of xx and debtor will continue to make monthly post-xx payments. The same plan was confirmed on xx/xx/2016. POC had filed the creditor for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2016. POC deadline date was xx/xx/2016. According to trustee’s final report dated xx/xx/2019 (xx), the arrearage in the amount of xx has been paid to creditor. The case was discharged on xx/xx/2019 and was not yet terminated.
According to the modification agreement, the loan was modified on xx/xx/2014 between the borrower, “xx” and the lender, “xx , xx”. The new modified principal balance as per modification is in the amount of xx. Borrower promises to pay P&I in the amount of $xxxh the initial step interest rate of 4.125% beginning from xx/xx/2014. The modified maturity date is xx/xx/2031. The loan was modified with the five steps of interest rate. This loan was modified twice since the origination.	Affiliated Business Disclosure Final Truth in Lending Discl. HUD-1 Closing Statement Initial Escrow Acct Disclosure Notice of Servicing Transfer	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Executed copy of final HUD-1 is available in the loan file. However, some points and fees are given hand written. Same copy of HUD-1 is considered for compliance Ease test."	* ComplianceEase Risk Indicator is xx (Lvl 2) "This loan failed the TILA APR test and the interest rate test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.
Interest Rate Test: FAIL Loan Data: xx Comparison Data: xx Variance: +4.000%."
* ComplianceEase TILA Test Failed (Lvl 2)     "The annual percentage rate (APR) is xx The disclosed APR of xx is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: FAIL Loan Data: 0.000% Comparison Data: 13.413% Variance: -13.413%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2019 shows that the xx was originated on xx. The subject xx was recorded on xx/xx/2005 with the instrument xx.  The chain of the assignment has been completed. The current assignment is withxx, not in its individual capacity but solely as Trustee, on behalf of xx
There are two state tax liens active against the borrower in the amount of $xxxfavor of xx State Tax Commission.
The annual installments of combined taxes for the year of 2017 and 2018 have been paid in the amount of xx and $xxxpectively. The annual installments of combined taxes for the year of 2019 are due in the amount ofxx for the due date of xx/xx/2019. The current ownership is vested in the name ofxx  (borrower).

The review of the payment history shows that, the borrower is currently delinquent from more than 20 months and the next due date is for xx/xx/2018. The last payment was received on xx/xx/2019, in the amount of xx, which was applied for xx/xx/2018. The UPB stated in the payment history is xx. The Current P&I is xx and PITI is xx, with the interest rate of 3.625%. The borrower has made his last payment according to ARM change notice xx.

Collections Comments:The review of comment history shows that the loan is in active bankruptcy.
According to comment history dated xx/xx/2018, the property has been occupied by the owner himself. The borrower's reason for default is curtailment of income. The borrower's intention is to keep the property.
The borrower xx and xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2016. The plan was confirmed on xx/xx/2017.
The order on motion for relief from stay was granted on xx/xx/2019
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx and xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2016. The plan was confirmed on xx/xx/2017.
The post-xx due date was xx/xx/2017. The POC was filed on xx/xx/2016, the amount of claim is xx and amount of arrearage is xx, under chapter 13, the debtor sxxpay to the trustee in the amount of $xxxthly for 36 months. The schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx. The order on motion for relief from stay was granted on xx/xx/2019.
There is no any evidence of cram down.

Not Applicable	Affiliated Business Disclosure	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 settlement statement is not signed by the borrower."	* Missing Required Disclosures (Lvl 2) "The List of Service Provider Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the available loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "The settlement date as per note is xx/xx/2005. However, HUD-1 has settlement date as xx/xx/2005."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 states that the subject xx was originated xx/xx/2007 in the amount of xx with lender xx. The chain of assignment has been completed.
No active judgments or liens have been found.
2019/2020 xx 1st tax is due on xx/xx/2019 in the amount of $xxx19/2020 xx 2nd is due on xx/xx/2020 in the amount of $xxx77.

The review of the payment history shows that, the borrower is is delinquent from xx/xx/2018 to xx/xx/2019 and the next due date is for xx/xx/2018. The last payment was received xx/xx/2019 in the amount of xx which was applied for xx/xx/2018. The UPB stated in the payment history is xx.The Current P&I is xx and PITI is xx with the interest rate of 5.750%.

Collections Comments:As per servicing collection comments, the loan is in Bankruptcy. The review of the payment history shows that, the borrower is delinquent from xx/xx/2018 to xx/xx/2019 and next due date is for xx/xx/2018. The last payment was received xx/xx/2019 in the amount of xx which was applied for xx/xx/2018. The UPB stated in the payment history is xx.The Current P&I is xx and PITI is xx with the interest rate of 5.750%.
The reason for default is reduced in income. The subject property is owner occupied.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Foreclosure Comments:As per the review of servicing comments, the foreclosure was initiated. The file was referred to an attorney on xx/xx/2016 and the complaint filed on xx/xx/2016. As per Notice of Sale locates at “xx” the sale date was scheduled on xx/xx/2017. However, the foreclosure was on hold as borrower filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017.
Bankruptcy Comments:The borrower xx filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2017. The last filing date is xx/xx/2019.The plan was confirmed on xx/xx/2017. The POC was filed on xx/xx/2018 the amount of claim is $xxxd amount of arrearage is xx.Debtor sxxpay the trustee xx per month for 60 months.	This modification agreement was made between the borrower xx and lender dated on xx/xx/2014 .The Unpaid principal Balance is xx with an interest rate of 5.750% .The borrower promises to pay the monthly P&I ofxx beginning from xx/xx/2014. The maturity is dated xx/xx/2037.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Right of Rescission	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "?Loan Program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "?List of Services Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at xx State. The following state disclosures are missing from the loan files.
·?Impound Account Disclosure
·?Cosigner Notice
·?Private xx Insurance Disclosure
·?Earthquake Disclosure for condominiums
·?Hazard Insurance Disclosure
·?Insurer RecommendationDisclosure
·?CA Fair Lending Notice
·?Anti-Tying Disclosure
·?Privacy Notice
·?Notice of Right to Copy of Appraisal
·?Application for Credit-Married Persons
·?Fair Debt Collection Notice
·?Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "?Affiliated Business Form is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "The subject property is located at xx However the settlement dated is xx/xx/2007 is different from note date xx/xx/2007."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of the updated title report dated xx/xx/2019 states that the subject xx was originated on xx.24 which is in the favor of xx , xx.
The chain of the assignment has been completed and the assignment is with the xx , xx, not in its individual capacity but solely as Trustee, on behalf of xx recorded on xx/xx/2019.
There is an active civil judgment against the borrower xx in the amount ofxx which is in the favor of xx which was recorded on xx/xx/2010.
Annual combined taxes for the year of 2019 are due on xx/xx/2020 in the amount of $xxxl combined taxes for the year of 2018 have been paid on xx/xx/2018  in the amount of $xxxnual combined taxes for the year of 2016 have been partially made in the amount of $xxxxx/xx/2019 and the remaining balance after the payment in the amount of xx has been delinquent on xx/xx/2017 which were good through on xx/xx/2019.
Annual combined taxes for the year of 2017 have been partially made in the amount of $xxxxx/xx/2019 and the remaining balance after the payment in the amount of $xxxs been delinquent on xx/xx/2018 which were good through on xx/xx/2019.
Annual combined taxes for the year of 2015 have been paid on 11/xx/22015 in the amount of $xxx	According to a review of the payment history as of xx/xx/2019, the borrower is currently delinquent for 6 months and the next due date for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx, which was applied for the due date of xx/xx/2019. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the bankruptcy and the next due for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019, in the amount of xx which was applied for xx/xx/2019. The UPB reflected in the payment history is in the amount of xx.
The reason for the default of the borrower was a curtailment of income.
No loss mitigation activity has been initiated.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the xx borrowers “xx” had filed for bankruptcy under Chapter-13 with case#xx on xx/xx/2016. The POC was filed by on xx/xx/2017 with the POC amount of xx and the amount of arrearage is $xxxe plan was confirmed on xx/xx/2017. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee in the amount of $xxx the period of 60 months. The Schedule-D in xxx shows xx as an unsecured portion out of claim amount xx. No comment has been found indicating a cram-down. The motion of trustee for review of status of plan(xx) was filed on xx/xx/2017. As per the motion, the trustee wants to modify the order confirmation plan. The motion of trustee to dismiss case or modified plan was filed on xx/xx/2017; however, the motion to dismiss the case was denied. The plan payment changed to xx per month. The motion for relief from the automatic stay was filed on xx/xx/2019; however the motion was granted yet. The last filing date of bankruptcy was xx/xx/2019.
The Loan modification agreement was made on xx/xx/2013, between the borrower “xx” and the lender “xx”. The new principal balance stated in the Modification is in the amount of xx. The borrower promises to make a monthly payment of $xxxh the rate of interest 2.625%, beginning from xx/xx/2013 till the maturity date of xx/xx/2037. The lender has forgiven the principal in the amount of xx. However, the forgiven amount exceeds 2% of the modified principal balance.
Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is xx (Lvl 2) "This loan failed Late Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
Late Fees Test: Result FAILLoan Data 5.000% Comparison Data 4.000% Variance +1.000%."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan files."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx  State. The following required state disclosures are missing from the loan file.
1.Amortization Schedule Disclosure
2.Credit Property Insurance Disclosure
3.Fee Agreement
4.Priority of Security Instrument Disclosure
5.Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of service transfer is missing from the loan files."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan files."
								* ROR not hand dated by borrower(s) (Lvl 2) "The ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per updated title report dated xx/xx/2019 the subject xx was originated on xx.xx in favor of xx,xxx.
The chain of assignment has been completed as the xx is currently withxx.
There is an active credit card judgment in favor of xx (xx), xxx in the amount of xx  which was recorded on xx/xx/2015.
1st installment xx taxes for the year of 2019 have been paid in the amount $xxxinstallment xx taxes for the year of 2019 have been paid in the amount $xxxrior year delinquent taxes have been found.

As per review of latest payment history the loan is performing and borrower has been making payments. The last payment was received on xx/xx/2019 in the amount of $xxxinterest rate of 3.50% for the due date of xx/xx/2019. The next due date is xx/xx/2019. The payment history reflects the current UPB in the amount of xx.	Collections Comments:The loan is performing and borrower has been making payments. The last payment was received on xx/xx/2019 in the amount of xx with interest rate of 3.50% for the due date of xx/xx/2019. The next due date is xx/xx/2019. The payment history reflects the current UPB in the amount of xx.
The loan has been modified once since origination. The loan was modified with an effective date of xx/xx/2012 and according to the mod the new principal balance is xx with a step modification and the rate started from 2.00%. The borrower had given promise to pay P&I in the amount of xx which had begun from xx/xx/2012 with a new maturity date of xx/xx/2047. The rate changes in 5 steps ending at 3.50%. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. Hence the UPB that has been amortized as an interest bearing amount xx.

The debtor's "xx" had filed for bankruptcy under chapter-13 with the case#xx on xx/xx/2015. The POC was filed by subject creditor on xx/xx/2016 with the secured claim amount of xx and the amount of arrearage is xx.The plan was confirmed on xx/xx/2017. As per modified plan dated xx/xx/2017 the debtor sxxcure arrears through the plan with monthly payment of $xxxloan is in active bankruptcy.

As per available servicing comments and documents the foreclosure proceedings were initiated on property. The file referred and complaint filing date is unable to be determined. As per the notice of trustee's sale located at "xx", the sale was scheduled on xx/xx/2015. The foreclosure was put on hold as the borrower had filed for bankruptcy under chapter-13 with the case#xx on xx/xx/2015. The loan is in active bankruptcy.

As per comment dated xx/xx/2019 subject property is owner occupied and borrower intends to retain property. The comment dated xx/xx/2019 states that 100.00% repair has been completed. No further details have been found.
Foreclosure Comments:As per available servicing comments and documents the foreclosure proceedings were initiated on property. The file referred and complaint filing date is unable to be determined. As per the notice of trustee's sale located at "xx", the sale was scheduled on xx/xx/2015. The foreclosure was put on hold as the borrower had filed for bankruptcy under chapter-13 with the case#xx on xx/xx/2015. The loan is in active bankruptcy.
		Bankruptcy Comments:The debtor's "xx" had filed for bankruptcy under chapter-13 with the case#xx on xx/xx/2015. The POC was filed by subject creditor on xx/xx/2016 with the secured claim amount of xx and the amount of arrearage is xx.The plan was confirmed on xx/xx/2017. As per modified plan dated xx/xx/2017 the debtor sxxcure arrears through the plan with monthly payment of $xxxloan is in active bankruptcy.	The loan has been modified once since origination. The loan was modified with an effective date of xx/xx/2012 and according to the mod the new principal balance is xx with a step modification and the rate started from 2.00%. The borrower had given promise to pay P&I in the amount of xx which had begun from xx/xx/2012 with a new maturity date of xx/xx/2047. The rate changes in 5 steps ending at 3.50%. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. Hence the UPB that has been amortized as an interest bearing amount xx.	Credit Application	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final Application is missing from the loan file." * Missing Required Disclosures (Lvl 2) "The List of service provider disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx. which was recorded on xx/xx/1996.
The chain of the assignment has not been completed. The latest assignment is from  F & L xx Bankers, xx. to F.T. xx Companies(a Kansas xx.) d/xx/a xxl xx which was recorded on xx/xx/1996. However, it should be with thexx xx.
There is a Real estate tax lien in the favor of xx Dist in the amount of xx which was recorded on xx/xx/2013. However, the property address does not match.
There are 3 civil judgments in the favor of xx Land-Based Receivables in the total amount of xx which was recorded on xx/xx/2019.
There is a civil judgment in the favor of xx in the amount of xx which was recorded on xx/xx/2018.
There is a civil judgment in the favor of xx in the amount of xx which was recorded on xx/xx/2013.
There are 10 child support liens against the borrower in the favor of different plaintiffs in the total amount of xx which was recorded on different dates.
There are 3 IRS liens against the borrower in the favor of xx in the total amount of xx which was recorded on xx/xx/2016, xx/xx/2015 and xx/xx/2014.
There is an IRS lien against the borrower in the favor of xx in the amount of xx which was recorded on xx/xx/2013. However, the SSN# does not match with the borrower.
The annual installment of the xx jurisdiction tax of 2019 is due in the amount of xx on xx/xx/2020.
The annual installment of the xx jurisdiction tax of 2019 is due in the amount of xx on xx/xx/2020.
The annual installment of the xx jurisdiction tax of 2019 is due in the amount of xx 8 on xx/xx/2020.
No prior year delinquent taxes have been found.	According to the review of payment history as of xx/xx/2019, the borrower has been delinquent for 40 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2016 and the next due date for payment is xx/xx/2016. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected in the amount of xx.	Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for 40 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2016 and the next due date for payment is xx/xx/2016. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected in the amount of xx.
This loan modification agreement was made between (borrower) xx and (Lender) xx, N. A. on xx/xx/2015.
The subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2016 and the complaint was filed on xx/xx/2016. As per the notice of sale located at xx, the sale has been scheduled on xx/xx/2018. No further details have been found. However, as per the comment dated xx/xx/2019, the foreclosure was put on as the borrower had filed bankruptcy on xx/xx/2019.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case # xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019 in the amount of xx and the amount of arrearage is xx. As per the chapter 13 plan, the debtor sxxpay to the trustee the sum of xx per month for 59 months. The date of the last filing is xx/xx/2019.	This loan modification agreement was made between (borrower) xx and (Lender) xx, N. A. on xx/xx/2015. The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 8.375% and new P&I is in the amount of xx beginning from xx/xx/2015. The maturity is xx/xx/2055. There is no provision for the balloon payment.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file."	* Application Missing (Lvl 2) "Application /1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file. 1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Choice of Insurance Notice
5. Collateral Protection Insurance Disclosure
6. Non-Deposit Investment Product Disclosure Are there any promotional materials?
7. Insurance Solicitation/Post Commitment Requirement
8. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00 in favor of xx as nominee for xx Consultants, xx.
The chain of assignment is not completed as the subject xx is currently assigned to “xx as nominee for xx Consultants, xx.” instead of “ xx.”
No active judgments/liens have been found.
The combined taxes for 2018 have been paid off in amount of xx on xx/xx/2018
The combined taxes for 2019 are due in amount of xx payable through date xx/xx/2019.
No prior delinquent taxes have been found.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2019. The delinquency has been done for 7 months. The last payment was received on xx/xx/2019 in the amount of xx and it was applied for the due date of xx/xx/2019. The current P&I is xx and interest rate is 6.375%. The current unpaid principal balance is in the amount of xx.	Collections Comments:The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2019. The delinquency has been done for 7 months. The last payment was received on xx/xx/2019 in the amount of xx and it was applied for the due date of xx/xx/2019. The current P&I isxx and interest rate is 6.375%. The current unpaid principal balance is in the amount of xx.
The review of collection comment and loan file states that foreclosure was initiated in xx. The foreclosure file was referred to attorney on xx/xx/2019 and complaint was entered on xx/xx/2019. The foreclosure file was put on hold for Bankruptcy case. Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2019. Currently loan is in active BK case. No further information has been found regarding Foreclosure case.
As per comment dated xx/xx/2019, subject property is Vacant and secured condition. No any damages/repairs have been found. According to delinquent status of loan, it seems that borrower’s ability to repay is Poor. The reason for default is unable to be determined.

Update:
As per the comment dated xx/xx/2022, the subject property is located in a xx.
Foreclosure Comments:The review of collection comment and loan file states that foreclosure was initiated in 2019. The foreclosure file was referred to attorney on xx/xx/2019 and complaint was entered on xx/xx/2019. The foreclosure file was put on hold for Bankruptcy case. Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2019. Currently loan is in active BK case. No further information has been found regarding Foreclosure case.
Bankruptcy Comments:
Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2019. Schedule D of xxx dated xx/xx/2019 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as xx. The POC deadline set on xx/xx/2019 and creditor has filed POC on xx/xx/2019 (before deadline) with secured amount is xx and arrearage is xx. The amended chapter 13 plan was entered on xx/xx/2019 debtor sxxpay the arrearage is in amount of xx in cure period 48 months. Plan was confirmed on xx/xx/2019. Currently loan is in active BK case. No further information has been found regarding BK.
Not Applicable	Affiliated Business Disclosure Missing Required Disclosures xx Insurance Notice of Servicing Transfer	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "As per application, the MI fee is $xxx However, the required MI certificate is missing from the loan file."	* ComplianceEase Exceptions Test Failed (Lvl 2) ""This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller paid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for "Seller-Paid Points and Fees.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is "Moderate".
1. Prohibited Fees First Lien Test: Failed, Loan Data: xx; Comparison Data: $xxxariance: +$xxx;
2. Document Preparation Fee Test: Failed, Loan Data: xx; Comparison Data: $xxxariance: +$xxx;"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "1. Prohibited Fees First Lien Test: Failed.
2. Document Preparation Fee Test: Failed."
* GSE Points and Fees Test Violations (Lvl 2)     "1. GSE (xx) Seller Paid Points and Fees Exception Test: Failed.
2. GSE (xx) Seller Paid Points and Fees Exception Test:  Failed."
* Missing Required Disclosures (Lvl 2)     "List of service Providers document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the pro-title dated xx/xx/2019 reflects that the subject xx was originated on xx.00, which was recorded on xx/xx/2007.
The chain of assignment is incomplete as the subject xx is currently assigned to "xx., Its Successor and Assigns; however, it should be with "xx".
The Certificate of Sale for Unpaid Municipal Liens has been found in the Updated Title Report (xx) in the total amount of  xx which is in the favor of "xx" and it was recorded on xx/xx/2007. However, it has not been redeemed so far.
Further, following active liens and judgments have been found against the borrower:
1. There are two active state tax liens are available against the borrower in the total amount of xx  which is in the favor of "xx" and both the liens were recorded on different dates xx/xx/1998 and xx/xx/2008 respectively.
2. There are two active state tax liens are available against the borrower in the total amount of xx which is in the favor of "xx" and both liens were recorded on different dates xx/xx/2017 and xx/xx/2018.
3. There is an active state tax lien is available against the borrower in the amount of xx which is in the favor of "xx" and it was recorded on xx/xx/2015.
4. There is an active state tax lien is available against the borrower in the updated title report in the amount of xx which is in the favor of "xx" and it was recorded on xx/xx/2016.
5. There are several active civil judgments is available against the borrower in the total amount of xx which is in the favor of "xx" and all are recorded on different dates.
6. There is an active child support lien is available against the borrower in the amount of xx  which is in the favor of "xx" and it was recorded on xx/xx/2003.
7. There is an active civil judgment is available against the borrower in the amount of xx which is in the favor of "xx" and it was recorded on xx/xx/2008.
8. There is an active civil judgment is available against the borrower in the amount of xx which is in the favor of "xx" and it was recorded on xx/xx/2019.
9. There is an active civil judgment that is available against the borrower in the amount of xx which is in the favor of "xx" and it was recorded on xx/xx/2011.
10. There is an active civil judgment is available against the borrower in the amount of xx which is in the favor of "xx" and it was recorded on xx/xx/2008.
Annual combined taxes for the year of 2019-2020 have been paid total in the amount of xx.
Utility annual charges for the year of 2019 have been paid on xx/xx/2019 in the amount of xx.
No prior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/2019, the borrower is currently delinquent for 19 months and the next due date for the regular payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx, which was applied for the due date of xx/xx/2018. The UPB reflected in the latest payment history is in the amount of xx.
Collections Comments:According to the review of the servicing comments. The loan is currently in the bankruptcy and the next due for the regular payment is xx/xx/2018. The last payment was received on xx/xx/2019, in the amount of xx which was applied for xx/xx/2018. The UPB reflected in the payment history is in the amount of xx.
Unable to determine the reason for the default of the borrower from the available servicing comments.
No loss mitigation activity has been initiated.
As per the servicing comments, the subject property has been occupied by the unknown party and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated. The foreclosure file was referred to an attorney on xx/xx/2018. As per the notice of lis pendency document located at  “xx”, the foreclosure complaint was filed by the creditor SLS, xx with the foreclosure case#xx. As per the comment dated xx/xx/2019, the foreclosure judgment was entered in the amount of xx on xx/xx/2019. As per the comment dated xx , the foreclosure sale date was scheduled on xx/xx/2019; however, the foreclosure file was put on hold as the borrower  “xx ” had filed for bankruptcy under Chapter-13 with case#xx on xx/xx/2019.
Bankruptcy Comments:According to the xxx report, the borrower “xx” had filed for bankruptcy under Chapter-13 with case#xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The POC was filed by the creditor SLS xx on xx/xx/2019 with the POC amount of xx and the amount of arrearage is xx. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee on confirmation date xx and next 56 in the amount of xx . No comment has been found indicating a cram-down. The last filing date of bankruptcy was xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Missing Dicsloures Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The compliance risk indicator is moderate as this loan has failed the Prohibited Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the xx or Correspondent xx Banker License prohibited fees test as the loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a xx broker sxxhave the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property located at xx state. The following require state disclosures are missing from the loan file.
1. NJ Attorney Disclosure.
2. Unacceptability of Insurance Notice.
3. Attorney Disclosure II.
4. Tax Bill Information.
5. Private Well Testing.
6.Choice of Insurer Disclosure.
7. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00 which was recorded on xx/xx/2005 with xx as nominee for H&D.
The chain of assignment has not been completed. Currently, the assignment is with Specialized xx which was recorded on xx/xx/2017. Currently, the assignment is missing to xx.
There are three HOA Lien on the subject property, which was recorded on xx/xx/2010, xx/xx/2011 and xx/xx/2011 1st is in the favor of xx Attorney for xx, A Condominium, in the amount of xx and remaining two HOA line's amount is xx in the favor of xx A condo.
There are junior judgments, first two judgment is in the favor of xx in the amount of xx which was recorded on xx/xx/2007.Another two judgment are in the favor of xx., in the amount of Another judgment is in the favor of xx  xx in the amount of xx and the last one judgment is in the favor of xx  in the amount of xx. There are two Stated tax liens in the favor of xx in the total in the amount of xx which was recorded on xx/xx/2018 and xx/xx/2018 respectively.
Annual xx taxes for the year 2019-2020 have been paid in the amount of xx.
No delinquent taxes have been found for the prior years.
Review of the payment history as of xx/xx/2019 reveals that the borrower is currently delinquent with the loan for 16 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2018. Current UPB as of date reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is currently in Bankruptcy.
Borrower is currently delinquent with the loan for 16 months and the next due date is xx/xx/2018. Current UPB as of date reflects in the provided payment history is in the amount of xx. Borrower wants to keep the property.  No damages have been observed. As per comment dated xx/xx/2019, borrower stated reason for default is excessive obligation.

The loan was modified on xx/xx/2018 between the borrower xx and  xx(Lender). The new modified principal balance as per modification is in the amount of xx with interest rate starting at 5.600% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2018. The maturity date as per modification is xx/xx/2058.

The foreclosure was initiated, and the file was referred to an attorney on xx/xx/2019 . The complaint was filed on xx/xx/2019. However , the foreclosure was put on hold due to bankruptcy which was filed under chapter 13 with the case#xx on xx/xx/2019.

Update:
As per the comment dated xx/xx/2023, the bankruptcy filled on 0xx/xx/2019. As per the comment dated xx/xx/2024, the bankruptcy was discharged on 9/xx/24. Further details not found.
Foreclosure Comments:The foreclosure was initiated, and the file was referred to an attorney on xx/xx/2019 . The complaint was filed on xx/xx/2019. However , the foreclosure was put on hold due to bankruptcy which was filed under chapter 13 with the case#xx on xx/xx/2019.
Bankruptcy Comments:The borrower xx was filed the bankruptcy under chapter 13 with the Case xx , dated 0xx/xx/2019. The last filing date is xx/xx/2019. The POC was filed on xx/xx/2019 the amount of claim is xxand amount of arrearage is $xxx	According to the modification, the loan was modified on xx/xx/2018 between the borrower xx and Specialized xx(Lender). The new modified principal balance as per modification is in the amount of xx with interest rate starting at 5.600% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2018. The maturity date as per modification is xx/xx/2058.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per 1003 dated xx/xx/2005, the total monthly income is in the amount of xx and the total monthly expenses is in the amount of xx hence, DTI is exceeding 60%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property locate in xx state. The following require state disclosures are missing from the loan file.
Affidavit of Consideration
Affidavit of Disbursement
First Time Buyers Affidavit
Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
Balloon Payment
No Escrow Account
Mandatory Binding Arbitration Disclosures
Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows that the subject xx was recorded on xx/xx/2005 with xx of xx.
The chain of assignment have been completed as currently the assignment is with xx recorded on xx/xx/2017.
* One junior xx found opened in the amount of xx recorded on xx/xx/2007 which is in the favor of xx of xx.
Active Judgments and Liens;
1) One civil judgment found pending against the borrower xx recorded on xx/xx/2019 in the amount of xx which is in the favor of  xx (USA), xx
Property Tax Status;
1) Annual combined taxes for the year of 2019 are due for the amount of $xxxxx/xx/2019.
2) Annual combined taxes for the year of 2018 are paid in the amount of $xxxxx/xx/2018.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/2019 shows that the borrower is not making regular payments. The loan payments are currently 12 months delinquent. The next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the total amount of xx for the due date of xx/xx/2018. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 3.875% with P&I in the amount of xx.	Collections Comments:Collection comments available from xx/xx/2017 till xx/xx/2019 shows that the borrower is not making regular payments. The loan payments are currently 12 months delinquent. The next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the total amount of xx for the due date of xx/xx/2018. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 3.875% with P&I in the amount of xx.
Loan Modification agreement was made between borrower “xx” and lender “xx” on effective date of xx/xx/2017.
The borrower agrees to pay the UPB of xx with interest rate of 3.875 % and P&I of xx with fixed amortized type that began from first payment date xx/xx/2017 to be ended with the maturity date of xx/xx/2057.
Collection comment dated xx/xx/2019 shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2019. Comment dated xx/xx/2019 shows that the foreclosure complaint was filed on xx/xx/2019. Collection comment dated xx/xx/2019 shows that the foreclosure sale was scheduled for xx/xx/2019; however, the foreclosure process was put on hold due to bankruptcy filed by the borrower. No more further information regarding foreclosure activity is available in the collection comments.
According to xxx, the borrower xx &xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. The plan was later confirmed on xx/xx/2019.
Latest xxx Report dated xx/xx/2019 located at (xx) shows that subject property is occupied by the unknown party with no visible damages or repairs.

Update:
As per servicing comment dated xx/xx/2024, the bankruptcy was discharged. No further information is available.
Foreclosure Comments:Collection comment dated xx/xx/2019 shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2019. Comment dated xx/xx/2019 shows that the foreclosure complaint was filed on xx/xx/2019. Collection comment dated xx/xx/2019 shows that the foreclosure sale was scheduled for xx/xx/2019; however, the foreclosure process was put on hold due to bankruptcy filed by the borrower. No more further information regarding foreclosure activity is available in the collection comments.
Bankruptcy Comments:According to xxx, the borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. The plan was later confirmed on xx/xx/2019.
The POC was filed on xx/xx/2019 in the claim amount of xx with arrearage in the amount of xx.	Loan Modification agreement was made between borrower “xx” and lender “xx” on effective date of xx/xx/2017.
The borrower agrees to pay the UPB of xx with interest rate of 3.875 % and P&I of xx with fixed amortized type that began from first payment date xx/xx/2017 to be ended with the maturity date of xx/xx/2057.
Missing Required Disclosures Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "xx" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for
"xx"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate as the loan is failing for seller paid points and fees test."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failingxx, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. MO Collateral Protection Act Notice
								2. Borrower's Choice of xx		Moderate	Not Covered	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019. the subject xx was originated on xx.A, which was recorded on xx/xx/2007.
The chain of the assignment has not been completed. The current assignment is from xx, xx to xx, which was recorded on xx/xx/2017. However, the assignment should have been with xx.
There is a UCC lien against the borrower in the favor of xx, which was recorded on xx/xx/2017.
There is a Credit Card judgment against borrower in the favor of xx, in the amount of xx which was recorded on xx/xx/2018.
There is a xx lien against borrower in the favor of xx , in the amount of xx  which was recorded on xx/xx/2017.
The second installment xx taxes for the year 2020 are due in the amount of $xxxxx/xx/2020.
The first installment xx taxes for the year 2020 have been paid in the amount of $xxxo prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2019, the borrower has been delinquent for 12 months and the next due is xx/xx/2018. The last payment was received on xx/xx/2018 in the amount of xx, which was applied for xx/xx/2018. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:
According to the servicing comments, the loan is in bankruptcy.

According to the payment history as of xx/xx/2019, the borrower has been delinquent for 12 months and the next due is xx/xx/2018. The last payment was received on xx/xx/2018 in the amount of xx, which was applied for xx/xx/2018. The current UPB reflected as per the payment history is in the amount of xx.

Reason for default is an excessive obligation.

No evidences have been found regarding the occupancy in the latest comments history.
No BPO/inspection report has been provided.

Foreclosure Comments:The comment history dated xx/xx/2018, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2018. The lis-pendens was filed on xx/xx/2018;  however, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter 13 on xx/xx/2018.
Bankruptcy Comments:According to the xxx, the borrowerxx had filed the bankruptcy under Chapter-13 with the case# xx on xx/xx/2018. The POC was filed by the creditorxx on xx/xx/2018 with the secured claim amount of xx and the amount of arrearage was xx. The plan was confirmed on xx/xx/2019. The debtor sxxpay to the trustee the sum of xx per month for 11months; then xx per month for 49 months. The date of last filing is xx/xx/2019.	The loan modification was made on xx/xx/2017 between the borrower xx and the lender xx.
According to the modified terms, the new principal balance is in the amount of xx. The borrower promises to pay xx with the rate of interest starting with 4.250 % beginning from xx/xx/2017. The new maturity date is xx/xx/2057. The interest bearing is in the amount of xx. There is no deferred balance. There is no principal forgiven.
The prior modifications were done on xx/xx/2012 and xx/xx/2015.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at xx State. The following disclosures are missing from the loan file:
1. Credit Agreement Disclosure.
2. Cosigner Notice.
3. Notice to Consumer.
4. Compliance with Truth in Lending Act.
5. Choice of Insurer Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrowers."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.00 withxx.
The chain of assignment has not been completed. Currently, the xx is with xx ; however, the assignment should be with the xx.
There is a junior xx originated on xx.00 in favor of xx.
Active liens and judgments against the borrower as follows:
Civil judgment against the borrower in the amount of xx and in favor of xx which was recorded on xx/xx/2013.
Combined annual tax for the year 2019 is due in the amount of $xxxxx/xx/2020.
Combined annual tax for the year 2018 has been paid in the amount of $xxxxx/xx/2018.
According to the review of payment history as of xx/xx/2019 the borrower is delinquent for 15 months. The last payment was received on xx/xx/2019 and that payment was applied to xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected in the amount of xx.	Collections Comments:The collection comments review states that the loan is in bankruptcy. According to the review of payment history as of xx/xx/2019 the borrower is delinquent for 15 months. The last payment was received on xx/xx/2019 and that payment was applied to xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected in the amount of xx.
The loan was modified twice since origination on xx/xx/2017 and previously in 2012.
As per comments dated xx/xx/2018, the reason for default is business is very slow in winter.
The foreclosure was initiated. As per the comment dated xx/xx/2018, the file was referred to an attorney on the same date. The complaint was filed on xx/xx/2018 with the case # xx. The judgment was entered on xx/xx/2019. However, the foreclosure was put on hold as the borrower had filed bankruptcy on xx/xx/2019. No further details have been found.
The current bankruptcy status is plan confirmed.
No servicing comment or latest inspection report have been found to determine the current occupancy and condition of the subject property. No damages or repairs have been found. The borrower’s intention is to keep the property.

Update:
As per servicing comment dated xx/xx/2023, the subject property need repair of roof.
As per servicing comment dated xx/xx/2023, the bankruptcy was discharged. No further information is available.

Foreclosure Comments:The foreclosure was initiated. As per the comment dated xx/xx/2018, the file was referred to an attorney on the same date. The complaint was filed on xx/xx/2018 with the case #xx. The judgment was entered on xx/xx/2019. However, the foreclosure was put on hold as the borrower had filed bankruptcy on xx/xx/2019. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019 with the secured claim amount of xx and the arrearage amount is xx. The chapter 13 plan was confirmed on xx/xx/2019 and the debtor sxxpay P&I to the trustee in the amount of xx for 2 months and xx for 58 months. The schedule D of xxx does not show any unsecured portion. There is no comment indicating a cramdown. As per chapter 13 plan dated xx/xx/2019, there is provision of lien avoidance; however, the claim amount does not match and our subject property is under secured claim portion.	This loan modification agreement was made between the borrower "xx" and the lender "xx" on xx/xx/2017.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 3.50% and new P&I is in the amount of xx beginning from xx/xx/2017 till the maturity date xx/xx/2057. The interest-bearing amount is xx. There is no provision for the balloon payment. Previously the loan was modified in the year of 2012.
Affiliated Business Disclosure Missing Required State Disclosures Right of Rescission	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following required state disclosures are missing from the loan file.
1. Agent Preference Disclosure
2. Casualty Insurance Disclosure
3. Manufactured Home Loan  Disclosures"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active civil judgment against the borrower which is in the amount of xx recorded on xx/xx/2014 and filed by  xx.
Annual xx taxes for the year of 2018-2019 have been paid in the amount of $xxxo delinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2005 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of xx which was applied to due date of xx/xx/2018 and the next due date is xx/xx/2018. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in active bankruptcy. According to the xxx report, the debtor had filed the bankruptcy under the chapter 13th case# on xx/xx/2019. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of xx for 60 months. The POC was filed on xx/xx/2019. The POC amount is xx and total arrearage amount is xx.
Available servicing comment and documents in file reveal that loan is in foreclosure since 2016. Foreclosure was referred to dated xx/xx/2016. Foreclosure complaint was filed on xx/xx/2017. Foreclosure was put on hold due to subject borrower had filed the bankruptcy on xx/xx/2019.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2016. Foreclosure was referred to dated xx/xx/2016. Foreclosure complaint was filed on xx/xx/2017. Foreclosure was put on hold due to subject borrower had filed the bankruptcy on xx/xx/2019.
Bankruptcy Comments:According to the xxx report, the debtor had filed the bankruptcy under the chapter 13th case# on xx/xx/2019. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of xx for 60 months. The POC was filed on xx/xx/2019. The POC amount is xx and total arrearage amount is xx.	The Loan Modification agreement was made on xx/xx/2015 between “xx " (borrower) and " xx " (Lender).
The borrower had given promise to pay the UPB of xx with interest rate of 6.00% with P&I xx with fixed amortized type and it was beginning from first payment date on xx/xx/2015 and ends with the maturity date of xx/xx/2055.
Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Final TIL Date after actual transaction date (Lvl 2) "As per documents final TIL date is after the actual transaction date."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan file."
								* Settlement date is different from note date (Lvl 2) "Settlement date is different from the note date. Settlement date is xx/xx/2005 and the note date is xx/xx/2005."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xxhich was recorded on xx/xx/2007.
The chain of the assignment has not been completed. The latest assignment is from xx of xx. To xx which was recorded on xx/xx/2017. However, it should be with the  xx.
No active judgments or liens found against the borrower.
Annual xx taxes for the year 2019 will due on xx/xx/2020 for the amount of xx.No prior year delinquent taxes have been found.
According to the payment history as of dated xx/xx/2019 the borrower has been delinquent for 38 months and the next due date is xx/xx/2016. The last payment was received on xx/xx/2019 for the amount of xx. The monthly P&I is in the amount of xx with an interest rate of 2.00%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The current status of the loan is in active bankruptcy. The borrower xxx Officer had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is xx. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx.
Foreclosure was initiated and referred on xx/xx/2015. As per notice of lis pendens, the complaint was a file on xx/xx/2015. The sale was put on hold as borrower filed bankruptcy dated xx/xx/2019. Case number-xx.
The loan has been modified since the origination.
The reason for default is unemployment.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair.

Foreclosure Comments:Foreclosure was initiated and referred on xx/xx/2015. As per notice of lis pendent, the complaint was a file on xx/xx/2015. The sale was put on hold as borrower filed bankruptcy dated xx/xx/2019 with case#xx.
Bankruptcy Comments:The borrower xxx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019, the POC amount is $xxxd the arrearage amount is xx. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx. There is no comment indicating a cram down.	The modification agreement was made between the borrower xx and the lender xx, xxx on xx/xx/2014. The new modified principal balance per modification is in the amount of xx with interest rate starting at 2.000 % and borrower promises to pay P&I in the amount of xx begin on xx/xx/2014. The maturity date reflects per modification is xx/xx/2054. The amount of xx is the deferred principal balance and xx is the interest bearing amount. The modification does not contain balloon payment.	Affiliated Business Disclosure Credit Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx  Variance xx
This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx  Variance xx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxuired Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure missing from loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.
The chain of the assignment has not been completed. The latest assignment is from xx , Successor by xx toxx. However, the assignment is missing from xx.

There is a junior xx in the favor of xx in the amount of xx which was recorded on xx/xx/1998.

There is a junior xx in the favor of xx in the amount of xx which was recorded on xx/xx/1998.

Annual combined taxes for the year 2019 are due in the amount of xx There are no prior delinquent taxes found open.	According to the payment history as of xx/xx/2019, the loan is delinquent for 22 months and the next due for payment is xx/xx/2017. The last payment was received on xx/xx/2019 and P&I in the amount of $xxx which was applied on xx/xx/2017 with interest rate 8.125 % and PITI in the amount of xx. UPB is in the amount of xx.	Collections Comments:As per the servicing comments, the loan is in active bankruptcy. The reason for default is unable to be determine. The current occupancy of borrower is owner occupied.
The borrower has been delinquent for 22 months and the next due is xx/xx/2017. The last payment was received on xx/xx/2019 and P&I in the amount of xx which was applied on xx/xx/2017 with interest rate 8.125%.
The loan was not modified since origination.
The borrower xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2018.  The plan was confirmed on xx/xx/2018.
No damages are reported in the comments. No latest BPO is available to determine the current condition of subject property.
Annual combined taxes for the year 2019 are due in the amount of xx. There are no prior delinquent taxes found open.
Foreclosure Comments:As per the tape data, the foreclosure was initiated and referred to attorney on xx/xx/2016. The document located "xx", states the complaint was filed on xx/xx/2016 with instrument#xx. However, the amended complaint was filed on xx/xx/2016. No further details have been found. Borrower has filed bankruptcy under chapter 13 on xx/xx/2018. Hence the foreclosure activity has been put on hold.
Bankruptcy Comments:Borrower xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2018. The plan was confirmed on xx/xx/2018. The POC was filed on xx/xx/2018 in the amount of xx and the amount of arrearage is xx. The debtor sxxpay to the trustee the sum of xx per month for 60 months.	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with itemization and estimated HUD-1 is missing from the loan file. Hence unable to run Compliance Ease on the loan."	* Application Missing (Lvl 2) "Application is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing in the loan file.

1.Agent Preference Disclosure
2.Casualty Insurance Disclosure
3.Manufactured Home Loan Disclosures"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing in the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per updated title report dated xx/xx/2019, the subject xx was originated on xx. The chain of xx assignment is incomplete. Currently, the xx assignment is with xx. This should be with xx. There is a junior xx open against the subject property in the favor of xx, xx in the amount of xx, which was recorded on xx/xx/2006. There is a credit card judgment open against the borrower in the favor of xx in the amount of xx, which was recorded on xx/xx/2018. Annual combined taxes for the year of 2019 have been paid in the amount xx.	The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 15 months. The last payment was received on xx/xx/2019 in the amount of xx and it was applied for the due date of xx/xx/2018. The current P&I is xx and interest rate is 6.25%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 15 months. The last payment was received on xx/xx/2019 in the amount of xx and it was applied for the due date of xx/xx/2018.
According to the xxx, xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2019. POC was filed by  xx on 8/xx/20019, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2019. Second amended plan was filed on xx/xx/2019, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid directly to creditor. This plan was confirmed on xx/xx/2019.
Available servicing comment and documents in file reveal that loan is in foreclosure since 2018. Comment dated xx/xx/2018 states that the foreclosure referred to attorney was completed. Foreclosure was in process to file the complaint. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019.
According to collection comment, no damages or repairs have been found. Latest xxx Report is not available.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2018. Comment dated xx/xx/2018 states that the foreclosure referred to attorney was completed. Foreclosure was in process to file the complaint. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019. Currently bankruptcy case is active.
Bankruptcy Comments:According to the xxx,xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2019. POC was filed by xx on 8/xx/20019, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2019. Second amended plan was filed on xx/xx/2019, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid directly to creditor. This plan was confirmed on xx/xx/2019.	The loan modification agreement was made between borrower and servicer on xx/xx/2017 with the new modified unpaid principal balance is xx. The interest bearing amount was xx with interest rate 6.25% and the modified P&I was xx. The first modified payment due date was xx/xx/2018 and the maturity date will be xx/xx/2057.	0	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. The point & fees has updated from initial HUD-1 located at "xx" and closing instruction document located at "xx."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk indicator is moderate due to
This loan failed the TILA finance charge test.
This loan failed the TILA rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. Loan data is xx, comparison data is xx and variance is xx.
This loan failed the TILA rescission finance charge test. Loan data is xx, comparison data is xx and variance is xx."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrowers."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00 in favor of xx as nominee for xx .
The chain of assignment is not completed as the subject xx is currently assigned to “xx” instead of “xx.”
There is a junior State Tax Lien in the amount of xx recorded on xx/xx/2015 with xx.
Annual estimated tax is xx.
Review of updated payment history as of xx/xx/2019 shows that the loan is currently in delinquency for +19 months and the next due for regular payment is xx/xx/2018. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of xx for the due date of xx/xx/2018. The UPB as of the date is in the amount of xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is currently in delinquency for +19 months and the next due for regular payment is xx/xx/2018. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of xx for the due date of xx/xx/2018. The UPB as of the date is in the amount of xx.
No evidence of post-closing BK and Foreclosure has been found.
No evidence of damage or repair has been found on the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "Appraisal at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.00 with xx.
The chain of assignment has not been completed. Currently, the xx is with xx which was recorded on xx/xx/2017.
Junior xx originated on xx.00 in favor of xx.
Active liens and judgments against the borrower as follows:
xx claim against the borrower in the amount of xx and in favor of xx which was recorded on xx/xx/2011.
Civil judgment against the borrower in the amount of xx and in favor of xx. which was recorded on xx/xx/2015.
Two state tax liens against the borrower in the total amount of xx and in favor of xx which were recorded on xx/xx/2019.
Four state tax liens against the borrower in the total amount of xx and in favor of xx which were recorded on different dates.
xx annual tax for the year 2018 has been paid in the amount of xx on xx/xx/2018.
According to the review of payment history as of xx/xx/2019, the borrower is delinquent for 22 months. The last payment was received on xx/xx/2018, the payment applied date was xx/xx/2017 and the next due date for payment is xx/xx/2017. The P&I is in the amount of xx and PITI is in the amount of xx . The UPB reflected in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. According to the review of payment history as of xx/xx/2019, the borrower is delinquent for 22 months. The last payment was received on xx/xx/2018, the payment applied date was xx/xx/2017 and the next due date for payment is xx/xx/2017. The P&I is in the amount of xx and PITI is in the amount of xx . The UPB reflected in the amount of xx.
This loan modification agreement was made between the borrower xx and the lender xx. on xx/xx/2015.
The reason for default is unavailable.
No latest servicing comments or latest inspection reports have been found to determine the current occupancy and condition of the subject property. No damages or repairs have been found.

Update:
As per the comment dated xx/xx/2022, the FC was initiated on the loan, and the judgment entered on xx/xx/2022. As per the comment dated xx/xx/2022, the motion to dismiss was filed on xx/xx/2022. Further details not found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-11 with the case# xx on xx/xx/2016. The POC was filed on xx/xx/2016, the POC amount is xx and the arrearage amount is xx. The chapter 11 plan was confirmed (Doc #115) on xx/xx/2017 and as per the class 2 the debtor sxxpay P&I in the amount of xx with the interest rate of 4.125% for 25 years to fully paid the approximate payoff amount xx. The schedule D of xxx does not show any unsecured portion. There is no comment indicating a cramdown. The date of last filing is xx/xx/2019.	This loan modification agreement was made between the borrower xx and the lender xx on xx/xx/2015.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 4.125% and new P&I is in the amount of xx beginning from xx/xx/2015 till the maturity date xx/xx/2055. The interest-bearing amount is xx. There is no provision for the balloon payment. However; the borrower currently making the payments as per the chapter 11 plan.
Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of xx. The following required State Disclosures are missing from the loan file.
Explanation of Personal Obligation
Marital Property Act Disclosure
Choice of Insurance Disclosure
Co-Signer Notice
Tattle Tale Notice under the Marital Property Act"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The Updated title report dated xx/xx/2019 shows that the xx was originated on xx. The subject xx was recorded on xx/xx/2004 with the instrument xx.  The chain of the assignment has been completed. The current assignment is with xx.
There is state tax lien active against the borrower in the amount ofxx in favor of xx which was recorded on xx/xx/2019.
There are two credit card judgments in the total amount of xx in favor of  xx.
The first installments of town taxes for the year of 2018 have been paid in the amount of xx. The second installments of town taxes for the year of 2018 are due in the amount of xx for the due date of xx/xx/2020. The current ownership is vested in the name of xx(borrower).

According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 15 months. The last payment was received on xx/xx/2018, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of xx and PITI is in the amount of xxThe UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The reason for default is excessive obligation. According to comment history dated xx/xx/2019, the property is vacant and secured. The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2019.
The foreclosure process was initiated and the file was referred to an attorney on xx/xx/2018. The complaint was filed on xx/xx/2019. According to comment history dated xx/xx/2019, the sale publication notice was sent. The foreclosure process was kept on hold from xx/xx/2019 because of active bankruptcy.

Foreclosure Comments:The foreclosure process was initiated and the file was referred to an attorney on xx/xx/2018. The complaint was filed on xx/xx/2019. According to comment history dated xx/xx/2019, the sale publication notice was sent. The foreclosure process was kept on hold from xx/xx/2019 because of active bankruptcy.
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2019. The post-xx due date was xx/xx/2019. The POC was filed on xx/xx/2019, the amount of claim is xx and amount of arrearage is xx, under chapter 13, the debtor sxxpay to the trustee in the amount of xx months. The schedule D of xxx shows the amount of claim without deducting the value of collateral is  xx and the value of property is xx.
There is no any evidence of cram down.

According to the modification, the loan was modified on xx/xx/2016. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 5.625 % and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2016. The maturity date as per modification is xx/xx/2056. This loan was modified once.	Credit Application Final Truth in Lending Discl. Missing Required State Disclosures Origination Appraisal Right of Rescission	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 settlement statement is not signed by the borrower."	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "First xx lender licenses and secondary xx lender licenses in existence on June 30th, 2008 sxxbe deemed on and after xxxst, 2008, to be a xx lender license. As of xxx, 2008 the Connecticut First xx Lender License and the Connecticut Second xx Lender License are no longer valid. The Connecticut xx Lender License is available for loans with a closing date before xxxst, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test, the TILA right of rescission test and the Connecticut license validation test."
* ComplianceEase TILA Test Failed (Lvl 2)     "The annual percentage rate (APR) is xx The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending disclosure is missing from loan file."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the xx state. The following state disclosures are missing from the loan file:
1. Appraisal Disclosure
2.2nd Liens = provide CT disclosure and comply with terms xx Insurance Disclosure
3. Interest Rate Disclosure
4. Lock-In Agreement Disclosure
5. Payoff Statement Disclosure
6. Legal RepresentationDisclosure
7. Non-Prime HUD ContactDisclosure
8. Non-Prime Notice of LoanTerms Disclosure
9. Interim Financing Disclosure"
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR document is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to Updated title report dated xx/xx/2019, the subject xx was originated on xx. in the amount of xx which was recorded on xx/xx/2003.
The chain of assignment has been completed. Currently, the assignment is fromxx, xx toxx. The assignment should be with  xx.

There are five Utility liens against the subject property. The first three in the favor of xx total for the amount of xx which was recorded on different dates. The fourth in the favor of xx in the amount of xx which was recorded on xx/xx/2013. The fifth in the favor of xx of xx in the amount ofxx which was recorded on xx/xx/2016.
The first and second installment xx taxes for the year 2019 have been due in the amount of xx which will be due on xx/xx/2019 and xx/xx/2020 respectively.
No prior years of delinquent taxes have been found.
As per review of payment history as of xx/xx/2019, the borrower is currently delinquent for 24 months and next due date is xx/xx/2017. The last payment was received on xx/xx/2018 in the amount of xx which was applied for xx/xx/2017. The current P&I is $xxx and PITI is $xxx00. The UPB reflected in the payment history is in the amount of xx.	Collections Comments:
The loan is currently in the bankruptcy and next due date is xx/xx/2017. The last payment was received on xx/xx/2018 in the amount of xx which was applied for xx/xx/2017. The current P&I is $xxx and PITI is $xxx00. The UPB reflected in the payment history is in the amount of xx.
As per comment dated xx/xx/2017, the reason for default is reduction in income.
The loan has been modified xx/xx/2014.
The foreclosure was initiated and referred to an attorney on xx/xx/2019. The notice of default was attached with the Updated title report xx, was filed on xx/xx/2019. As per the Notice of Trustee’s sale attached with the Updated title report xx, the sale has been scheduled for xx/xx/2019 on 1:30pm.  However, the borrower xx had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019 and foreclosure put on hold. As per comment dated xx/xx/2019, the sale was postponed from xx/xx/2019 to xx/xx/2019 due to active bankruptcy.
The borrower xx had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019. The plan was confirmed on xx/xx/2019. The Notice of Conversion from chapter 7 to chapter 13 was filed on xx/xx/2019 and the case under Chapter 7 to Chapter 13 was converted on xx/xx/2019. The POC was filed by xx on xx/xx/2019 with the secured claim amount of xx and the arrearage is xx. As per the deadline/ hearing the deadline to file the POC was filed on xx/xx/2019. The schedule-D of xxx dated xx/xx/2019, the amount of claim is xx and the value of collateral is xx. As per chapter 13 plan dated xx/xx/2019, the debtor sxxpay the trustee xx monthly for 60 months. The arrears amount included in the plan is xx. The date of last filing is xx/xx/2019.
As per comment dated xx/xx/2017, the subject property is owner-occupied. As per comment dated xx/xx/2017, the reason for default is repairs to the home. The latest comments do not indicate any damage or repairs to the subject property.

Foreclosure Comments:The foreclosure was initiated and referred to an attorney on xx/xx/2019. The notice of default was attached with the Updated title report xx was filed on xx/xx/2019. As per the Notice of Trustee’s sale attached with the Updated title report xx, the sale has been scheduled for xx/xx/2019 on 1:30pm.  However, the borrower xx had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019 and foreclosure put on hold. As per comment dated xx/xx/2019, the sale was postponed from xx/xx/2019 to xx/xx/2019 due to active bankruptcy.

Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019. The plan was confirmed on xx/xx/2019. The Notice of Conversion from chapter 7 to chapter 13 was filed on xx/xx/2019 and the case under Chapter 7 to Chapter 13 was converted on xx/xx/2019. The POC was filed by xx on xx/xx/2019 with the secured claim amount of xx and the arrearage is xx. As per the deadline/ hearing the deadline to file the POC was filed on xx/xx/2019. The schedule-D of xxx dated xx/xx/2019, the amount of claim is xx and the value of collateral is xx. As per chapter 13 plan dated xx/xx/2019, the debtor sxxpay the trustee xx monthly for 60 months. The arrears amount included in the plan is xx. The date of last filing is xx/xx/2019.	The loan modification agreement was made between borrower xx and lender xx Home xx on xx/xx/2014 with a new modified principal balance of xx. The borrower promised to pay the P&I in the amount of $xxx with an interest rate of 5.375% beginning from xx/xx/2015 till the maturity date xx/xx/2054.

Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxe loan data is xx and comparison data is xx; hence, the variance is -$xxx00.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxe loan data is xx and comparison data is xx; hence, the variance is -$xxx00."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of xx The following required State Disclosure is missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private xx Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "As per ROR, the transaction date is xx/xx/2003 which is not consistent with the Note or HUD-1 dated xx/xx/2003."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019, shows that the subject xx was originated on xx.

The chain of the assignment has not been completed. The last assignment is with  xx. It shold be with  xx

There is a judgment against the borrower in favor of xx in the amount of xx
Annual xx taxes for the year 2018 are paid in the amount of xx. The annual taxes of the year 2019 are due in the amount of xx.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2019, the borrower is delinquent for 15 month. The payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in Bankruptcy. According to the review of payment history as of xx/xx/2019, the borrower is delinquent for 15 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected in the amount of xx.
This loan modification agreement was made between the borrower xx and the lender D xx on xx/xx/2016.
The reason for default is unavailable.
No servicing comment or latest inspection reports have been found to determine the current occupancy and condition of the subject property. No damages or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017. The POC was filed on xx/xx/2017, the POC amount is xx and the arrearage amount is xx The chapter 13 plan was confirmed on xx/xx/2018 and the debtor sxxpay P&I to the trustee in the amount of xx for 57 months. The schedule D of xxx does not show any unsecured portion. There is no comment indicating a cramdown.	This loan modification agreement was made between the borrower xx and the lender xx on xx/xx/2016.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 4.00% and new P&I is in the amount of $xxx beginning from xx/xx/2016 till the maturity date xx/xx/2056. The interest-bearing amount is xx. There is no provision for the balloon payment. Previously the loan was modified in the year of 2012.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx The following required state disclosures are missing from the loan file.
1.Agent Preference Disclosure
2.Casualty Insurance Disclosure
3.Manufactured Home Loan  Disclosures"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00 in favor of xx.
The chain of assignment is incomplete as the assignment is with the xx. However, the assignment should be with the xx.
There are no active judgments or liens found against the borrower and the subject property.
The first and second installment combined taxes of 2018 have been paid in the amount of xx No prior year delinquent taxes have been found.
The review of payment history as of xx/xx/2019 shows that the borrower is delinquent for 14 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx which was applied to xx/xx/2018. The UPB in payment history is reflected in the amount of xx. The current P&I is $xxx and the current PITI is $xxx.	Collections Comments:The collection comments review states that the loan is in bankruptcy and the review of payment history as of xx/xx/2019 shows that the borrower is delinquent for 14 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx which was applied to xx/xx/2018. The UPB in payment history is reflected in the amount of xx. The current P&I is $xxx and the current PITI is $xxx.
As per comments dated xx/xx/2017, the reason for default is excessive obligation.
The loan was modified once since origination.
The collection comments review states that the foreclosure was initiated and as per comments dated xx/xx/2018 the judgment was entered in the amount of xx. As per comments dated xx/xx/2018, the sale was scheduled on xx/xx/2018. However, that was postponed due to filed bankruptcy under chapter-13 on xx/xx/2018 with the Case#xx. The current bankruptcy
The current occupancy and the property condition is unable to be determined from the available comments.

Update:
As per the comment dated xx/xx/2023, the FC was initiated on xx/xx/2018, the judgment was entered on xx/xx/2018, and the complaint was filed on xx/xx/2028. As per the comment dated xx/xx/2018, the FC was put on hold on xx/xx/2023 due to BK. As per the comment dated xx/xx/2024, the FC was cancelled on xx/xx/2024. Further details not found.
As per the comment dated xx/xx/2023, the bankruptcy was filed on xx/xx/2018 under chapter 13 with case # xx. As per the comment dated xx/xx/2024, the BK case #xx was discharged on xx/xx/2024. Further details not found.

Foreclosure Comments:The collection comments review states that the foreclosure was initiated and as per comments dated xx/xx/2018 the judgment was entered in the amount of xx. As per comments dated xx/xx/2018, the sale was scheduled on xx/xx/2018. However, that was postponed due to filed bankruptcy under chapter-13 on xx/xx/2018 with the Case#xx.
Bankruptcy Comments: The debtor xx had filed Bankruptcy under chapter-13 on xx/xx/2018 with the Case#xx and the plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2018 with the secured claim amount of xx and the arrearage amount of xx. The Schedule-D in xxx shows that the secured claim in the amount of xx and the value of collateral that supports the claim is xx so the unsecured portion is xx No comments indicating cram-down. As per the order confirming chapter 13 plan dated xx/xx/2019 the debtor sxxpay xx per month.	This modification agreement was made on xx/xx/2012 between the lender " xx " and the borrower "xx. As per modified terms the borrower promises to pay the modified principal balance of xx with the initial interest rate of 5.000 % and the P&I of $xxx. The payments were started from xx/xx/2012 and the new maturity date will be xx/xx/2052. This modification does not contain balloon provision.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with the estimated HUD and itemization are missing from the loan files."	* Application Missing (Lvl 2) "The Final loan application is missing from the loan files."
* Final TIL Missing (Lvl 2)     "The final Truth in Lending is missing from the loan file documents."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow acct disclosure is missing from the loan files."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing in the loan files.
1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
3. Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The list of service providers is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan files."
								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00 in favor of xx.
The chain of assignment is incomplete. Current assignment is with xx and it should be with 'xx'.
1. There is a junior xx in the amount of xx which was recorded on xx/xx/2003 in the favor of xx.
2. There is a junior xx in the amount of xx which was recorded on xx/xx/2015 in the favor of xx.
3. There is IRS lien open against the borrower in the amount of xx which was recorded on xx/xx/2010 in favor of xx.
4. There are nine state tax liens against the borrower in the total amount of xx which was recorded on different dates in the favor of xx.
The combined taxes for 2018 have been paid off in amount of xx.
No prior delinquent taxes have been found.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 16 months. The last payment was received on xx/xx/2018 in the amount of xx and it was applied for the due date of xx/xx/2018. The next due date is xx/xx/2018. The current P&I is $xxx and interest rate is 4.00%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Comment:
1. xx
2. xx
3. xx

The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 16 months. The last payment was received on xx/xx/2018 in the amount of xx and it was applied for the due date of xx/xx/2018. The next due date is xx/xx/2018. The current P&I is $xxx and interest rate is 4.00%. The current unpaid principal balance is in the amount of xx.
Review of collection comment and loan file states that foreclosure was initiated in 2018. As per comment xx dated xx/xx/2018, the foreclosure sale was referred to attorney on xx/xx/2018. The comment dated xx/xx/2019 shows that user has re-projected the step complaint filed to xx/xx/2019. The foreclosure file was put on hold for BK case. Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2019. Currently loan is in active BK case. No further information has been found regarding foreclosure.
According to the delinquent status of loan, it seems that borrower’s ability to repay is Poor. As per comment dated xx/xx/2018, reason for default is illness of borrower.

Foreclosure Comments:Review of collection comment and loan file states that foreclosure was initiated in 2018. As per comment xx dated xx/xx/2018, the foreclosure sale was referred to attorney on xx/xx/2018. The comment dated xx/xx/2019 shows that user has re-projected the step complaint filed to xx/xx/2019. The foreclosure file was put on hold for BK case. Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2019. Currently loan is in active BK case. No further information has been found regarding foreclosure.
Bankruptcy Comments:Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2019. Schedule D of xxx dated xx/xx/2019 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as $xxxPOC deadline set on xx/xx/2019 and creditor ‘xx’ has filed POC on xx/xx/2019 (xx) with secured amount is xx and arrearage is xx The chapter 13 plan was entered on xx/xx/2019, debtor sxxpay the payment prexx in amount of xx and total estimated payment by trustee is xx. Plan was not confirmed. Currently loan is in active BK case. No further information has been found regarding BK.	The loan modification agreement was made between xx (Borrower) and xx (Lender) on xx/xx/2018 with the new modified unpaid principal balance is xx. The interest bearing amount was xx with interest rate 4.00% and the modified P&I was $xxx. The first modified payment due date was xx/xx/2018 and the maturity date will be xx/xx/2058.	Affiliated Business Disclosure	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Indiana license validation test. Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien xx lending under the First Lien xx Lending License and Subordinate Lien xx Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien xx Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xxx, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Indiana license validation test."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business document is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the subject xx was originated on xx. which was recorded on xx/xx/2005.
The chain of the assignment has not been completed. Currently the assignment is with  xx which was recorded on xx/xx/2017. The last assignment should be with xx.
No active judgments or liens found against the subject property/the borrower.
First and second installments of xx annual taxes for the year 2019 have been paid in the total amount of xx. No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2019, the borrower has been delinquent for 15 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx which was applied for the due date of xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 4.750 % and P&I is $xxx63.	Collections Comments:According to review of the collection comment, the loan is currently in the foreclosure and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx which was applied for the due date of xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 4.750 % and P&I is $xxx63. The loan was modified on xx/xx/2016. The borrower promises to pay new UPB is in the amount xx at the rate of interest 4.75% with the monthly payment of xx The payment begins from xx/xx/2016 till xx/xx/2056.
The reason for default is unemployment. The borrower wants to keep the property and willing to do some workout plan.
The borrower, "xx" had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. The motion form relief from stay was filed on xx/xx/2019 and the order on motion for relief was granted on xx/xx/2019. The case was dismissed on xx/xx/2019 and was terminated on xx/xx/2019.
According to comment dated xx/xx/2019, the foreclosure has been initiated. The file was referred to an attorney on xx/xx/2019. No further proceedings have been found in the collection comments. Current occupancy and condition of the subject property are unable to determine from the collection comment. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:According to comment dated xx/xx/2019, the foreclosure has been initiated. The file was referred to an attorney on xx/xx/2019. No further proceedings have been found in the collection comments.
Bankruptcy Comments:The borrower, "xx" had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. The motion form relief from stay was filed on xx/xx/2019 and the order on motion for relief was granted on xx/xx/2019. According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx.
According to chapter 13 plan dated xx/xx/2019, the debtor sxxpay to the trustee in the amount of xx for 60 months.  The POC was filed by the creditor,  xx on xx/xx/2019 for the secured amount of xx and for the amount of arrearage of xx. The case was dismissed on xx/xx/2019 and was terminated on xx/xx/2019.
The loan modification agreement was made between the borrower, “xx” and the Lender, “xx” on xx/xx/2016. The borrower promises to pay new UPB is in the amount xx at the rate of interest 4.75% with the monthly payment of $xxx63. The payment begins from xx/xx/2016 till xx/xx/2056.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of xx The following required State Disclosure is missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private xx Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "The subject xx was originated on xx. However, according to final HUD-1, the settlement date is xx/xx/2005."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.
The chain of the assignment has not been completed. Currently, the assignment is with xx which was recorded on xx/xx/2017. However, the assignment is missing to xx.
The first and second installment city taxes of 2020 have been paid in the amount of xx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 19 months and next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx for the due date of xx/xx/2018. The UPB is reflected in the amount of xx till the due date of xx/xx/2018.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower xx had filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019, the POC amount is $xxxd the arrearage amount is xx..The schedule D of xxx dated 06/xx/19 shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx. There is no comment indicating a cram down.
According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2018. The complaint was filed on xx/xx/2018. The judgment was entered on xx/xx/2019. The step sale was scheduled on xx/xx/2019. However, the foreclosure was put on hold as the borrower xx had filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2019.
The review of payment history shows that the borrower has been delinquent for 19 months and next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx for the due date of xx/xx/2018. The UPB is reflected in the amount of xx till the due date of xx/xx/2018.
The Modification agreement was made on xx/xx/2016 between the borrower xx and lender xx. The borrower promises to make a monthly payment of xx with the interest rate of 3.750% beginning from xx/xx/2016 till the maturity date of xx/xx/2056. The New Principal Balance stated in the modification is xx.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2018. The complaint was filed on xx/xx/2018. The judgment was entered on xx/xx/2019. The step sale was scheduled on xx/xx/2019. However, the foreclosure was put on hold as the borrower xxx had filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2019.
Bankruptcy Comments:The borrower xxx had filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019, the POC amount is $xxxd the arrearage amount is xx..The schedule D of xxx dated 06/xx/19 shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx. There is no comment indicating a cram down.	The Modification agreement was made on xx/xx/2016 between the borrower xx and lender xx. The borrower promises to make a monthly payment of $xxx with the interest rate of 3.750% beginning from xx/xx/2016 till the maturity date of xx/xx/2056. The New Principal Balance stated in the modification is xx.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL xx -$xxxThe finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxx Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at xx state. The following state disclosures are missing from the loan files.
1. Lead-Based Paint Disclosure
2. xx Loan Application Disclosure
3. Carbon Monoxide Alarms
4. MA Smoke Detector Certificate
5. Notice of the Specific Reason for Denial of Credit
6. Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2019, the subject xx was originated on xx. Associates xx Company xx.
The chain of assignment has not been completed. Currently, the xx is with xx which was recorded on xx/xx/2018. However, the assignment is missing to xx.
There is a civil judgment against the borrower in the amount of xx which was recorded on xx/xx/2018 in favor of xx.
There is a civil judgment in the amount of xx which was recorded on 0xx/xx/2018 in favor of xx .
There is a water lien in the amount of xx which was recorded on xx/xx/2019 in favor of xx  .
The annual xx taxes have been paid in the amount of xx.
No delinquent taxes have been found for the prior years.
The review of payment history shows that the borrower has been delinquent for 20 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx for the due date of xx/xx/2018. The UPB reflected is in the amount of xx till the due date of xx/xx/2018.	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and the next due date for the payment is xx/xx/2018. The borrower had filed the bankruptcy under chapter-13 plan with the case# xx on xx/xx/2019 and the plan is not confirmed yet. The POC was filed by xx on 07/xx/52019 with the secured claim amount of xx and an arrearage in the amount of xx. The motion for relief was filed on xx/xx/2019. The date of the last filing the bankruptcy was xx/xx/2019. The foreclosure was initiated and according to the comment dated xx/xx/2018, the file was referred to an attorney on xx/xx/2018. The complaint was filed on xx/xx/2018. The comment located at “xx” dated xx/xx/2018 states that the foreclosure was put on hold due to Mediation hearing and the hold was ended on xx/xx/2018.The Re-projected step service was completed dated on xx/xx/2018. However, this was terminated as the foreclosures was put on hold due to Loss Mitigation and hold started from xx/xx/2018 and ended on xx/xx/2019. Mediation hearing was completed on xx/xx/2019. Service complete was completed on xx/xx/2019. Judgment was entered on xx/xx/2019 with the amount of xx and the sale was scheduled on xx/xx/2019. The borrower had filed the bankruptcy under chapter-13 plan with the case# xx on xx/xx/2019. However, the foreclosure was placed on hold. The review of payment history shows that the borrower has been delinquent for 20 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx for the due date of xx/xx/2018. The UPB reflected is in the amount of xx till the due date of xx/xx/2018. The loan modification agreement was made between xx (borrower) and (Lender) Dxx on xx/xx/2017. The loan has been modified once since origination. The comment dated xx/xx/2018 states that reason for default was illness of borrower. No damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated and according to the comment dated xx/xx/2018, the file was referred to an attorney on xx/xx/2018. The complaint was filed on xx/xx/2018. The comment located at “xx” dated xx/xx/2018 states that the foreclosure was put on hold due to Mediation hearing and the hold was ended on xx/xx/2018.The Re-projected step service was completed dated on xx/xx/2018. However, this was terminated as the foreclosures was put on hold due to Loss Mitigation and hold started from xx/xx/2018 and ended on xx/xx/2019. Mediation hearing was completed on xx/xx/2019. Service complete was completed on xx/xx/2019. Judgment was entered on xx/xx/2019 with the amount of xx and the sale was scheduled on xx/xx/2019. The borrower had filed the bankruptcy under chapter-13 plan with the case# xx on xx/xx/2019. However, the foreclosure was placed on hold.
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter-13 plan with the case# xx on xx/xx/2019 and the plan is not confirmed yet. The plan was later dismissed on xx/xx/2019.
The POC was filed by xx on 07/xx/52019 with the secured claim amount of xx and an arrearage in the amount of xx. The motion for relief was filed on xx/xx/2019. The date of the last filing the bankruptcy was xx/xx/2019.	The loan modification agreement was made between xx (borrower) and (Lender) xx on xx/xx/2017. The modified UPB is xx with an interest rate of 6% and new P&I in the amount of $xxx. The first payment started from xx/xx/2017 with the maturity date of xx/xx/2057. There is no provision for the balloon payment and it does not have modification steps. The loan has been modified once since origination.

Affiliated Business Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "The list of service provider's disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by the borrower."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to Updated title report dated xx/xx/2019, the subject xx was originated on xx.00 which was recorded on xx/xx/2005.
The chain of assignment has not been completed. Currently, the assignment is from xx to xx. The assignment should be with xx.

The chain of assignment has not been completed. Also, there is a break in the assignment which was done from xx to xx and from xx to xx and from  xx to  xx.

There is one junior xx against the property originated on xx.00 which was recorded on xx/xx/2006.

There are three utility charges liens against the property. The first in the favor of xx in the amount of xx which was recorded on xx/xx/2008. The other two liens in the favor of Municipal Services
Agency Consolidated Utilities Billing & Services total for the amount of xx which was recorded on xx/xx/2012 and xx/xx/2015 respectively.

The first and second installment xx taxes for the year 2019 have been due in the amount of xx which will be due on xx/xx/2019 and xx/xx/2020 respectively.

As per the review of payment history as of xx/xx/2019, the borrower is currently delinquent for 12 months and next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2018. The current P&I is $xxxd PITI is $xxxhe UPB reflected in the payment history is in the amount of xx.

Collections Comments:The loan is currently in the bankruptcy and next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2018. The current P&I is $xxxd PITI is $xxxhe UPB reflected in the payment history is in the amount of xx.
As per comment dated xx/xx/2019, the reason for default is her husband has car accident.
The loan has been modified on xx/xx/2016.
As per comment dated xx/xx/2019, the foreclosure was initiated and referred to an attorney on xx/xx/2019. The Notice of default was entered on xx/xx/2019 attached with the updated title report xx  As per comment dated xx/xx/2019, the re-projected step Notice of sale recorded to xx/xx/2019. However, the borrower xx and xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019 and foreclosure put on hold.
According to the xxx, the borrower xxand xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed by  xx on xx/xx/2019, the POC amount is xx and the arrearage amount is xx. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. As per the confirmed chapter 13 plan dated 0xx/xx/2019, the debtor sxxpay the trustee xx monthly for 60 months.
She xx wants to sell the property. However, she does not have an offer on property.
The occupancy of the subject property is unable to be determined.
No comments were indicating damages and repairs to the subject property.

Foreclosure Comments:As per comment dated xx/xx/2019, the foreclosure was initiated and referred to an attorney on xx/xx/2019. The Notice of default was entered on xx/xx/2019 attached with the updated title report xx.  As per comment dated xx/xx/2019, the re-projected step Notice of sale recorded to xx/xx/2019. However, the borrower xx and xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019 and foreclosure put on hold.

Bankruptcy Comments:According to the xxx, the borrower xx and xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed by xx on xx/xx/2019, the POC amount is xx and the arrearage amount is xx. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. As per the confirmed chapter 13 plan dated 0xx/xx/2019, the debtor sxxpay the trustee xx monthly for 60 months.
The modification agreement was made between the borrower xx  and xx  and servicer xx dated xx/xx/2016. The modified UPB is in the amount of xx without any deferred balance. The borrower promises to pay monthly P&I in the amount of $xxxth a modified interest of 5.750 % starting from xx/xx/2016 till the maturity date is xx/xx/2056. The modification does not have a Balloon provision.
Affiliated Business Disclosure HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan files. However, values are Updated as per Estimated HUD-1 located at xx"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxhe loan data is xx and comparison data is xx; hence, the variance is -$xxx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxe loan data is xx and comparison data is xx; hence, the variance is -$xxx."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of xx The following required State Disclosure is missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private xx Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Service transfer notice is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure  is missing from the loan files."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx in favor of xx .

The chain of assignment is not completed as the subject xx is currently assigned to xx instead of xx.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The 1st installment of xx tax for 2019 is due in the amount ofxx on xx/xx/2020.

The 1st installment of City tax for 2019 has been paid off in the amount of xx on xx/xx/2019.

No prior year delinquent taxes have been found in the updated title report.	Review of updated payment history as of xx/xx/2019, the loan is currently in delinquency for +14 months and the next due for regular payment is xx/xx/2018. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of xx for the due date of xx/xx/2018. The UPB as of the date is in the amount of xx.	Collections Comments:Loan is currently in active Bankruptcy. The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2018 but the foreclosure proceedings were placed on hold as borrower was offered TPP for 3 months on xx/xx/2018. The trial plan was begun from xx/xx/2019 to xx/xx/2019 for 3 months with monthly payment of xx The final Mod docs were sent to the borrower on xx/xx/2019 but it never been returned to the servicer back. Later the borrower had filed Bankruptcy under chapter-13 on xx/xx/2019 with the case#xx and the loan is still in active Bankruptcy.
The servicing comment dated xx/xx/2019 states that the subject property is currently vacant and secured.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2018 but the foreclosure proceedings were placed on hold as borrower was offered TPP for 3 months on xx/xx/2018. The trial plan was begun from xx/xx/2019 to xx/xx/2019 for 3 months with monthly payment of xx The final Mod docs were sent to the borrower on xx/xx/2019 but it never been returned to the servicer back. Later the borrower had filed Bankruptcy under chapter-13 on xx/xx/2019 with the case#xx and the loan is still in active Bankruptcy.
Bankruptcy Comments:Claim No: 3
The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2019 with the case#xx.
The Schedule-D in xxx shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx.
The POC was filed on xx/xx/2019 with the secured claim of xx with an arrearage of xx
According to the debtor's chapte-13 plan which was filed on xx/xx/2019, the debtor sxxsubject ongoing xx payments to the trustee through plan from xx/xx/2019 and the approximate arrearage of xx will be paid through the plan with the monthly payment of xx This plan was confirmed on xx/xx/2019.
Loan modification agreement was made between the borrower (xx ) and Lender (xx.) on xx/xx/2016. The new modified rate is 3.875% and borrower promises to pay P&I in the amount of $xxxh was begun on xx/xx/2016. The new principal balance is xx. Lender has agreed to defer the amount of xx from the unpaid principal balance. The interest bearing amount is xx and the new maturity date is xx/xx/2056.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The CE risk indicator is "Moderate" since this loan failed the brokerage/finder fee test as the xx loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the xxe Rules and Regulations, brokerage fee is synonymous with finder fee.

Brokerage/Finder Fee Test: FAIL     Charged: xx    Allowed: xx    Over by: xx
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test as the xx loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the xxe Rules and Regulations, brokerage fee is synonymous with finder fee.

Brokerage/Finder Fee Test: FAIL     Charged: xx    Allowed: xx    Over by: xx
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.

GSE (xx & Freddie Mac public guidelines) Points and Fees Test: FAIL     Charged: xx    Allowed: xx    Over by: xx
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service provider disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, in favor of xx as nominee for Principal Residentialxx. recorded in Instrumen xx.
The chain of assignment has not been completed. The assignment from  xx to xx is missing.
There is junior xx against the property which was originated on xx.00, in favor of  xx recorded in Instrument# xx
No prior year delinquent taxes have been found. Annual Combined taxes for the year 2019 have been paid on xx/xx/2019 in the amount of xx.	As per the review of payment history as of xx/xx/2019, the borrower is delinquent with a loan for 24 months and the next due date for payment is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of xx which was applied for due date xx/xx/2017. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 6.625%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per the payment history as of xx/xx/2019, the borrower is delinquent with a loan for 24 months and the next due date for payment is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of xx which was applied for due date xx/xx/2017. The current UPB reflected as per the payment history is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
The reason for default is excessive obligations. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No foreclosure details are available from the loan file or collection comments. As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Update:
As per the collection comment dated xx/xx/2021, the subject property was damaged due to hurricane on xx/xx/2021. The estimated cost of repair is xx. As per the collection comment dated xx/xx/2023, the loss was monitored, and the roof and interior items needed repairs. As per the collection comment dated xx/xx/2023, the bids for the repair were received on xx/xx/2023 in the amount of xx. As per the collection comment dated xx/xx/2024, the loss draft check was received in the amount of xx on xx/xx/2024.Unable to determine the current condition and the status of the repairs.
As per the collection comment dated xx/xx/2024, the subject property is vacant.
As per the collection comment dated xx/xx/2022, the loan was modified on xx/xx/2021 with the UPB of xx. The monthly P&I is xx with an interest rate of 6.75%, and the new maturity date is xx/xx/2041.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2016. The creditor had not filed the POC. The plan was confirmed on xx/xx/2017. The debtor sxxpay the trustee xx for 60 months under Chapter 13. The date of last filing is xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00 in favor of xx,  xx.
There is one junior xx on the subject property in the amount of xx which was recorded on xx/xx/2005 in favor of xx as nominee for xxx.
No active judgments or liens have been found.
No prior year delinquent taxes have been found.
The Payment History as of xx/xx/2019 shows that the delinquency has been done for 21 months. The last payment was received on xx/xx/2019 in the amount of xx and it was applied for the due date xx/xx/2018. The current P&I is $xxx and rate of interest is 8.340%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Review of loan file and servicing comment shows that the delinquency has been done for 21 months. The last payment was received on xx/xx/2019 in the amount of xx and it was applied for the due date xx/xx/2018. The current P&I is $xxx and rate of interest is 8.340%. The current unpaid principal balance is in the amount of xx.
According to the available servicing comment as of xx/xx/2019, the foreclosure was initiated on the subject property in 2018. The foreclosure file was referred to an attorney on xx/xx/2018 with case# xx. Complaint was filed on xx/xx/2018. As per comment dated xx/xx/2019 the Foreclosure was placed on hold on xx/xx/2019 due to the loss mitigation.
No evidence of post-closing BK has been found. As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs has been located to the subject property.

Foreclosure Comments:According to the available servicing comment as of xx/xx/2019, the foreclosure was initiated on the subject property in 2018. The foreclosure file was referred to an attorney on xx/xx/2018 with case#xx. Complaint was filed on xx/xx/2018. As per comment dated xx/xx/2019 the Foreclosure was placed on hold on xx/xx/2019 due to the loss mitigation.
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Dicsloures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Estimated HUD-1 and fee itemization are also missing from the loan file."	* Application Missing (Lvl 2) "Fina application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.
The chain of assignment has not been completed. The last assignment was done from  xx to xx, which was recorded on xx/xx/2018. However, the assignment should have been with xx.
No active judgments or liens have been found.
The 1st and 2nd installment taxes for the year 2019/2020 have been exempted.
No prior year's delinquent taxes have been found.	The review of payment history as of xx/xx/2019 shows that the borrower has been delinquent for 10 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx, which was applied for xx/xx/2018. The current UPB reflected in the payment history is in the amount of xx.	Collections Comments:According to the servicing comments, the loan is in bankruptcy.

The review of payment history as of xx/xx/2019 shows that the borrower has been delinquent for 10 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2018. The current UPB reflected in the payment history is in the amount of xx.

Reason for default is unable to be determined.

No evidences have been found regarding the occupancy in the latest comments history.
No BPO/inspection report has been provided.

Foreclosure Comments:As per the collection comment dated xx/xx/2018, the foreclosure was initiated in 2018 and the file was referred to an attorney on xx/xx/2018. The collection comment dated xx/xx/2018 states the step first legal was scheduled for xx/xx/2018. However, the foreclosure was put on hold as the borrower xx and xx  had filed the bankruptcy under Chapter-13 with the Case# xx on xx/xx/2018. The date of last filing is xx/xx/2019.
Bankruptcy Comments:The borrower xx and xx had filed the bankruptcy under Chapter-13 with the Case# xx on xx/xx/2018. The POC was filed on xx/xx/2018 with the secured claim amount of xx and the amount of arrearage was xx The plan was confirmed on xx/xx/2019. The debtor sxxpay to the trustee the sum of xx for 3 months, then xx for 57 months under proposed Chapter 13. The date of last filing is xx/xx/2019.	This modification agreement made between the borrower xx and xx and the Servicer xx on xx/xx/2016.
As per the modified term, the new principal balance is xx. The borrower promises to pay $xxx monthly with the modified interest rate of 3.625% beginning from xx/xx/2016. The maturity is xx/xx/2056.
The prior modification was done on xx/xx/2010.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prepayment penalty term test and the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees Test: FAIL, Loan Data: $xxx Comparison Data: $xxx Variance: +$xxx
This loan failed the prohibited fees test.
The loan failed the prohibited fees test due to one of the following findings:
The loan is a first lien xx and charges an assignment fee, or other fees not necessary in connection with making a loan. xx
The loan is a junior lien xx and in addition to the loan fee charges a fee not explicitly permitted by law. xx
* Missing Required Disclosures (Lvl 2)     "Lst of service providers disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at xx State. The following required state disclosures are missing from the loan file:
1. VA Application Disclosure.
2. Choice of Settlement Agent Disclosure.
3. Disclosure of Charges for Appraisal or Valuation."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission/right of cancel is missing from loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, with xx. with Instrument xx.
The chain of assignment has not been completed. The last assignments are with xx; however, the assignment should be with thexx.
Active mortgages, liens, and judgments are as follows:
There is 1 judgment active in the favor of xx recorded on xx/xx/2017 in the amount of xx.
The combined annual taxes of 2018 have been paid in the amount of xx.
The combined annual taxes of 2019 have been paid in the amount of xx. No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 14 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx16 and PITI is in the amount of $xxx83. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The collection comments review states that the loan is in bankruptcy. According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 14 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx16 and PITI is in the amount of $xxx83. The UPB reflected as per the payment history is in the amount of xx. the borrower has been making payments as per note agreement.
As per collection comments dated xx/xx/2017.The reason for the default is Excessive Obligations. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No further details have been found regarding Foreclosure in the latest servicing comments.
The current property condition is unable to be determined from the available comments and no damages or estimated repairs related to the subject property have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xxx and xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2017. The POC was filed on xx/xx/2017, the POC amount is xx and the arrearage amount is xx The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is $xxxer the order confirming chapter 13 plan dated xx/xx/2017 was filed on xx/xx/2018 as per which the debtor sxxpay $xxx.00 per month and increasing to $xxxr month starting with the payment due in October 2018. There is no evidence of cram down found in the bankruptcy document.	Not Applicable	Affiliated Business Disclosure Missing Required Disclosures Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The compliance risk indicator is moderate as this loan failed the Prohibited Fees First Lien Test, Broker Fees Test & this loan failed the origination fee and broker fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees First Lien Test: Result FAIL Loan Data $xxx Comparison Data $xxxariance +$xxx
This loan failed the first lien prohibited fees test.
The loan has fees that are prohibited for this license type.
No lender sxxcharge, require, or receive any points or other fees of any nature whatsoever, except insurance and a 1%
origination fee, whether from the buyer or the seller or any other person, except that the lender may charge bona fide expenses paid by the lender to any other person or entity for services actually performed in connection with a loan. In addition, if the loan is for the construction or improvement of residential real estate, the lender may charge a fee not to exceed 1% of the loan amount for inspection and disbursement of the proceeds of the loan to third parties.
This means that fees are prohibited unless specifically allowed (as described above). Some fees may be considered prohibited compensation to the lender unless the "Compensation To" xx indicate otherwise.

Broker Fees Test: Result FAIL Loan Data xx Comparison Data $xxxariance +$xxx04.
This loan failed the broker fees test due to one or more of the following findings: (Division Guidance on Broker
Compensation)
The loan has DIDMCA preemption selected, collects fees from the borrower that directly compensate the broker and the sum of all broker fees is greater than 1%; or
The loan does not have DIDMCA preemption selected and collects broker fees in any amount from both the lender and the borrower; or
The loan does not have DIDMCA preemption selected and the sum of all broker fees paid by the borrower exceeds 1%;
or
The loan does not have DIDMCA preemption selected or defaulted and the sum of all broker fees paid by the lender exceeds 1%.
For this loan:
The fees collected from the borrower that directly compensate the broker are xx
The fees collected from the lender that directly compensate the broker are xx
The total fees collected from both the borrower and the lender that directly compensate the broker are xx

Origination Fee & Broker Fee Test: Result FAIL Loan Data xx Comparison Data xx Variance +$xxx04.
This loan failed the origination fee and broker fee test.
The loan does not have DIDMCA preemption selected and the sum of the origination fee and all broker fees is greater than 1%."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the xx state. The following state disclosures are missing from the loan file:
1. Borrower's Choice of Insurer orAgent"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of Updated title report dated xx/xx/2019, the subject xx was originated on xx.00 which was recorded on xx/xx/2003.
The chain of assignment has been completed. Currently, the assignment is from xx. toxx. The assignment should be with xx.
There is one state tax lien against the borrower xx in the favor of State of xx
xx State of xx in the amount of xx which was recorded on xx/xx/2010. The SSN# has not been provided to check the validity of lien.
Annual xx taxes for the year 2019 have been paid in the amount of xx.

As per the review of payment history as of xx/xx/2019, the borrower is currently delinquent for 14 months and next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx  which was applied for xx/xx/2018. The current P&I is $xxxd PITI is $xxxhe UPB reflected in the payment history is in the amount of xx.

Collections Comments:
The loan is currently in the bankruptcy and next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2018. The current P&I is $xxxd PITI is $xxxhe UPB reflected in the payment history is in the amount of xx.
The reason for default is unable to be determined.
The loan has been modified on xx/xx/2015.
As per the documents attached with the Updated title report xx, the foreclosure was initiated in 2013.  The complaint was filed on xx/xx/2013. The file is placed on hold for loss mitigation on xx/xx/2013. The document attached with the Updated title xx, reflects the motion to stay sale of the property and dismiss foreclosure was filed on xx/xx/2014. However, this motion was denied on xx/xx/2014. However, the borrower had filed bankruptcy on xx/xx/2014 under the case# xx.  The rexx for Notice of voluntary dismissal was filed on xx/xx/2015. Further details are not available.
The borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The date of last filing is xx/xx/2019. As per deadline/hearing the deadline to file the POC was set for xx/xx/2020.  As per chapter 13 plan dated xx/xx/2019, the debtor sxxpay the trustee xx per month for a period of 12 months and $xxx per month for a period of 48 months; for a total term of 60 months. The plan is provided for the arrearages included in the plan in the amount of xx.
The occupancy of the subject property is unable to determine.
No comments were indicating damages and repairs to the subject property.

Foreclosure Comments:As per the documents attached with the Updated title report xx, the foreclosure was initiated in 2013.  The complaint was filed on xx/xx/2013. The file is placed on hold for loss mitigation on xx/xx/2013. The document attached with the Updated title xx, reflects the motion to stay sale of the property and dismiss foreclosure was filed on xx/xx/2014. However, this motion was denied on xx/xx/2014. However, the borrower had filed bankruptcy on xx/xx/2014 under the case# xx and foreclosure put on hold. The documents attached with the updated title report xx, reflects this is a duplicate filed by xx The rexx for Notice of voluntary dismissal was filed on xx/xx/2015. Further details are not available.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The date of last filing is xx/xx/2019. As per deadline/hearing the deadline to file the POC was set for xx/xx/2020. As per chapter 13 plan dated xx/xx/2019, the debtor sxxpay the trustee $xxx per month for a period of 12 months and xx per month for a period of 48 months; for a total term of 60 months. The plan is provided for the arrearages included in the plan in the amount of xx.	The loan Modification agreement was made between the borrower xx and lender xx. on xx/xx/2015 with new modified principal balance of xx. The borrower promises to pay the P&I in the amount of $xxx90 with the new fixed interest rate of 6.500% beginning from xx/xx/2015 to the new maturity date of xx/xx/2055. There is no deferred and principal forgiven amount.

Affiliated Business Disclosure Missing Required Disclosures Missing Required State Disclosures Right of Rescission	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "The List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. Affidavit of Consideration
2. Affidavit of Disbursement
3. First Time Buyers Affidavit
4. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5. Balloon Payment
6. No Escrow Account
7. Mandatory Binding Arbitration Disclosures
8. Home Buyer Education and Counseling Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.” and borrower “xx and xx” in amount of xx which was recorded on xx/xx/1993 Instrument xx

The chain of assignment is not completed as the subject xx is currently assigned to xx instead of xx

1. There are 4 USA liens against the subject borrower xx is in amount of xx which was recorded on xx/xx/2010, xx/xx/2010, xx/xx/2010 and respectively xx/xx/2016 in the favor of xx. The attached document does not reflect the SSN/DOB/Property address, only borrower name has been maintained in correspondence document.

2. There is HOA lien open against the subject property in the total amount of xx which was recorded on xx/xx/2014 in the favor of xx .
There is a municipal lien open against the subject property in amount of xx which was recorded on xx/xx/2019 in the favor of xx
3. There are 3 state tax liens against the subject borrower in the total amount of xx which was recorded on xx/xx/2008, xx/xx/2014 and xx/xx/2015 respectively in the favor of xx

4. There is utilities annual charges for water/sewer of year 2019 which has been delinquent in the amount of xx payable through the date xx/xx/2019.

The xx annual taxes for 2019 paid off in amount of xx.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2016. The delinquency has been done for 45 months. The last payment was received on xx/xx/2019 in the amount of xx and it was applied for the due date of 0xx/xx/2016. The current P&I is $xxx and interest rate is 4.00%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Comments:
1. xx
2. xx
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2016. The delinquency has been done for 45 months. The last payment was received on xx/xx/2019 in the amount of xx and it was applied for the due date of 0xx/xx/2016. The current P&I is $xxx and interest rate is 4.00%. The current unpaid principal balance is in the amount of xx.
The review of collection comment and loan file states that foreclosure was initiated in 2015. The foreclosure file was referred to attorney on xx/xx/2015. The complaint was entered on xx/xx/2016 under case#xx. Foreclosure was delayed due to mediation. The foreclosure sale was scheduled on xx/xx/2016. Sale was canceled due mediation. Foreclosure file was put on hold due BK case. Bankruptcy case#xx was filed on xx/xx/2016 under chapter 13 and case was dismissed on xx/xx/2019. As per comment dated xx/xx/2019, sale was scheduled on xx/xx/2019 but it was canceled due to BK case. Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2019. Currently loan is in active BK case. No further information has been found regarding Foreclosure filing.
According to the delinquent status of loan, it seems that borrower’s ability to repay is Poor. No any damages/repairs have been found. Reason for default is unable to be determined.

Foreclosure Comments:The review of collection comment and loan file states that foreclosure was initiated in 2015. The foreclosure file was referred to attorney on xx/xx/2015. The complaint was entered on xx/xx/2016 under case# xx. Foreclosure was delayed due to mediation. The foreclosure sale was scheduled on xx/xx/2016. Sale was canceled due mediation. Foreclosure file was put on hold due BK case. Bankruptcy case#xx was filed on xx/xx/2016 under chapter 13 and case was dismissed on xx/xx/2019. As per comment dated xx/xx/2019, sale was scheduled on xx/xx/2019 but it was canceled due to BK case. Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2019. Currently loan is in active BK case. No further information has been found regarding Foreclosure filing.
Bankruptcy Comments:Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2019. Schedule D of xxx dated states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as xx The POC deadline set on xx/xx/2019 and creditor ‘ xx’ has filed POC on xx/xx/2019 xx with secured amount is xx and arrearage is xx. The chapter 13 plan was entered on xx/xx/2019, debtor sxxpay the arrearage is in amount of xx. Plan has not been confirmed yet. Currently loan is in active BK case. No further information has been found regarding BK.	The loan modification agreement was made between xx (Borrower) and xx. (Lender) on xx/xx/2013 with the new modified unpaid principal balance is xx. The interest bearing amount was xx with interest rate 4.00% and the modified P&I was $xxx. The first modified payment due date was xx/xx/2013 and the maturity date will be xx/xx/2053.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And there are no estimated HUD-1 / Itemization of fees available in file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file. However, values added from the initial 1003 located at xx
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of loan origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State; however, required state disclosures are missing from loan file.
Affidavit of Consideration
Affidavit of Disbursement
First Time Buyers Affidavit"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2019 the subject xx was originated on xx. and recorded on xx/xx/2004 with the xx.
The chain of assignment has not been completed; currently the assignment is with xx.
There is a junior xx originated and recorded on xx/xx/2015 with lender xx, the amount is not mentioned.
There are no active liens and judgments found against the borrower.
Combined annual tax for the year 2019 has been paid in the amount of xx on xx/xx/2019.
No prior tax delinquency has been found.
According to the payment history as of dated xx/xx/2019 the borrower has been delinquent for 10 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 for the amount of xx (PITI). The monthly P&I is in the amount of $xxxth an interest rate of 5.875%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The loan is currently in bankruptcy. According to the payment history as of dated xx/xx/2019 the borrower has been delinquent for 10 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 for the amount of xx(PITI). The monthly P&I is in the amount of $xxx98 with an interest rate of 5.875%. The current UPB is reflected in payment history for the amount of xx.
The reason for default is unavailable.
No latest servicing comment or latest inspection reports have been found to determine the current occupancy and condition of the subject property. No damages or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2014. The POC was filed on xx/xx/2014, the POC amount is xx and the arrearage amount is xx. The chapter 13 plan was confirmed on xx/xx/2014 and the debtor sxxpay P&I to the trustee in the amount of xx for 4 months and xx for 56 months. The schedule D of xxx does not show any unsecured portion. There is no comment indicating a cramdown. The motion for relief was filed on xx/xx/2017 and was granted on xx/xx/2017 with the condition only if 362 stay is lifted. The trustee’s final report has been filed on xx/xx/2019. No further details have been found.	Not Applicable	Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test. This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxhis loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019, shows that the subject xx was originated on xx. The chain of the assignment has not been completed. The last assignment is xx. There is a junior xx against the subject property in favor of xx originated on xx. There are two HOA liens against the subject property in favor of xx in the total amount of xx. Annual xx taxes for the year 2018 are paid in the amount of xx. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2019, the borrower is delinquent for 60 months. The payment applied date was xx/xx/2014 and the next due date for payment is xx/xx/2014. The P&I is in the amount of $xxx and PITI is in the amount of $xxx17. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per collection comments the loan is in the bankruptcy and the reason for default is unable to be determined. The borrower is currently delinquent for 60 month. The last payment was received on xx/xx/2019. The payment applied date was xx/xx/2014 and the next due date for payment is xx/xx/2014. The P&I is in the amount of xx and PITI is in the amount of $xxx17. The UPB reflected as per the payment history is in the amount of xx. The modification agreement was made between Lender xx, and Borrower xx and xx on xx/xx/2012. As per the modified term the new principal balances xx. The borrower promises to pay xx monthly with modified interest rate of 4.000 % beginning from xx/xx/2012 with a maturity date of xx/xx/2049.
Foreclosure Comments:As per the updated title report xx the foreclosure was initiated. The xx was filed on xx/xx/2013. The file was referred to an attorney. The complaint was filed on xx/xx/2014. However, the amended complaint was filed on xx/xx/2016.  However, the foreclosure was put on hold as the borrower filed the bankruptcy on xx/xx/2017.
Bankruptcy Comments:xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2017. The debtor had filed the amended chapter 13 plan on xx/xx/2017 which was confirmed on xx/xx/2017. According to the plan, the debtor sxxpay to the trustee xx for 12 months and xx in one payment through the sale of property. The creditor had filed the POC on xx/xx/2017 with the secured claim amount of xx and arrearage of xx.	The modification agreement was made between Lender xx, and Borrower xx and xx on xx/xx/2012. As per the modified term the new principal balances xx. The borrower promises to pay xx monthly with modified interest rate of 4.000 % beginning from xx/xx/2012 with a maturity date of xx/xx/2049.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application / 1003 is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject proeprty is located at xx  following state disclosures are missing from the loan files. 1. Amortization Schedule Disclosure 2. Credit Property Insurance Disclosure 3. Fee Agreement 4. Priority of Security Instrument Disclosure 5. Attorney Selection Disclosure 6. Non-Deposit Investment Product Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per note , the loan was originated on xx. However, the loan is construction to permanent. Hence, the settlement date is xx/xx/1998."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$16,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2019 the subject xx was originated on xx.A. and recorded on xx/xx/2007 .
The chain of assignment has not been completed, currently the assignment is with xx.
There are no active liens and judgments found against the borrower.
Annual xx taxes for the year 2019-2020 are paid in the amount of xx. No prior delinquency has been found.
The notice of lis pendens was recorded on xx/xx/2019 and the final judgment of foreclosure was recorded on xx/xx/2019.
As per the review of payment history as of xx/xx/2019, the borrower has been delinquent from 78 months with the loan and the next due date for payment is xx/xx/2013. The last payment was received on xx/xx/2013 for the amount of xx (PITI) .The current P&I is in the amount of $xxx47with an interest rate of 6.250%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current status of the loan is in active bankruptcy.
The process of foreclosure has been initiated, the file was referred to an attorney and the comments shows the sale date was scheduled on xx/xx/2019. However, the foreclosure was put on hold due to the borrower xx had filed bankruptcy under chapter- 13 with the case#xx on xx/xx/2019. The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is xx.
The reason for default is unable to determine.
The loan has not been modified since the origination.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Foreclosure Comments:As per the recent foreclosure comments data due to bankruptcy filing the previous sale date xx/xx/2019 was postponed to next available date after xx/xx/2019. Foreclosure action is put on hold due to active bankruptcy which was filed on the date xx/xx/2019.
The updated Title report the notice of default xx with the instrument#xx recorded on xx/xx/2014 and xx/xx/2019 were given to the borrower, again the final judgment of foreclosure with the instrument #xx recorded on xx/xx/2019 was given to the borrower.
Bankruptcy Comments:xxhad filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is xx.
The schedule D of xxx dated xx/xx/2019 shows that the amount of claim without deducting the value of the collateral is $xxxd the value of the collateral is xx; in this case the unsecured portion is in the amount of xx. There is no unsecured portion mentioned in POC. As per the chapter 13 plan the debtor sxxpay to the Trustee for a period of 60 months in the amount of $xxx00 monthly. There is no comment indicating a cram down in the plan.
Not Applicable	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx
This loan failed the TILA finance charge test.

TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx
This loan failed the TILA foreclosure rescission finance charge test.
								The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Missing Required Disclosures (Lvl 2) "As per the recent loan file documents the list of service providers document is missing."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00 with the lender xx as nominee for  xx.
The chain of assignment has not been completed. Currently, the xx is with xx which was recorded on xx/xx/2018. However, the assignment is missing to xx.
There is an ECB lien in the favor of xxin the amount of xx which was recorded on xx/xx/2018.
There is an ECB lien in the favor of xx in the amount of xx which was recorded on xx/xx/2018.
There is an ECB lien in the amount of xx in favor of xx. However, the supporting document is not attached with updated title report.
There are 3 PVB violation judgments for the total amount of xx. However, the supporting document is not attached with updated title report.
There are 2 civil judgments for the total amount of xx which were recorded on different dates. However, the supporting document is not attached with updated title report.
The third and fourth installment xx taxes of 2020 are due in the total amount of xx
The first and second installment combined taxes of 2020 have been paid in the total amount of xx.
No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 70 months and the next due date for the payment is xx/xx/2013. The last payment was received on xx/xx/2017 in the amount of xx for the due date of xx/xx/2013. The UPB reflected is in the amount of xx till the due date of xx/xx/2013.	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and the next due date for the payment is xx/xx/2013. According to the xxx, the borrower had filed the bankruptcy under chapter-13 with the case#xx on xx/xx/2018 and the plan is not confirmed yet. The POC was filed on xx/xx/2018 with the secured claim amount of xx and the arrearage amount is xx. The date of the last filing the bankruptcy was xx/xx/2019. The foreclosure was initiated and according to the updated title report located at 'xx', and the complaint was filed on xx/xx/2015 and the judgment was entered on xx/xx/2017. The comment dated xx/xx/2018 shows that the sale was scheduled on xx/xx/2018. The borrower had filed the bankruptcy under chapter-13 with the case#xx on xx/xx/2018. However, the foreclosure was placed on hold. The review of payment history shows that the borrower has been delinquent for 70 months and the next due date for the payment is xx/xx/2013. The last payment was received on xx/xx/2017 in the amount of xx for the due date of xx/xx/2013. The UPB reflected is in the amount of xx till the due date of xx/xx/2013. The loan modification agreement was made between the borrower xx andxx and the lender xxxxxon xx/xx/2012. The comment dated xx/xx/2018 states that the reason for default was an excessive obligation. No damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated and according to the updated title report located at xx, and the complaint was filed on xx/xx/2015 and the judgment was entered on xx/xx/2017. The comment dated xx/xx/2018 shows that the sale was scheduled on xx/xx/2018. The borrower had filed the bankruptcy under chapter-13 with the case#xx on xx/xx/2018. However, the foreclosure was placed on hold.

Bankruptcy Comments:According to the xxx, the borrower had filed the bankruptcy under chapter-13 with the case#xx on xx/xx/2018 and the plan is not confirmed yet. The POC was filed on xx/xx/2018 with the secured claim amount of xx and the arrearage amount is xx. The date of the last filing the bankruptcy was xx/xx/2019.	The loan modification agreement was made between the borrower xx and xx and the lenderxx, on xx/xx/2012. The modified UPB is xx with an interest rate of 3.500 % and a P&I of $xxx13. The first payment started from xx/xx/2012 with the maturity date of xx/xx/2038. There is no provision for the balloon payment and it has 2 modification steps.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	3: Curable	* Missing Required State Disclosures (Lvl 3) "The subject property is located in the xx. The following state disclosures are missing from the loan file:
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance Disclosure
4. Tax Escrow Account Designation
5. xx Bankers and Exempt Organizations Pre-application
6. Part 80 Disclosure
7. Alternative xx Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. xx Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period"	* Change of Circumstance does not provide the name of the person and/or signature of the person who completed the document. (Lvl 2) "The Note was signed by the borrower xx and xxr. According to the bargain and sale deed recorded on xx/xx/1983 with bxx are the owners of the property. However, the subject xx recorded on xx/xx/2008 with an instrument#xx was signed by xx
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider's disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "The final TIL is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, with xx as nominee For xx with Instrument xx
The chain of assignment has not been completed, currently, the assignment is with xx. However, it should be with the  xx.
Active mortgages, liens, and judgments are as follows:
 There is 1 junior xx active against the subject property in the favor of xx in the amount of xx which was recorded on xx/xx/2008.
2020 city annual taxes have been paid in the amount of xx
No prior years delinquent taxes have been found.
The review of payment history as of xx/xx/2019 shows that the borrower has been delinquent for 31 months and the next due date for the payment is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of xx for the due date of xx/xx/2017. The UPB reflected is in the amount of xx till the due date of xx/xx/2017.	Collections Comments:According to the review of the servicing comments. The loan is currently in the bankruptcy and the next due for the regular payment is xx/xx/2017. The last payment was received on xx/xx/2019, in the amount of $xxx which was applied for xx/xx/2017. The UPB reflected in the payment history is in the amount of xx.
The reason for the default of the borrower was an excessive obligation.
No loss mitigation activity has been initiated.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per seller tape data. The foreclosure was initiated. The file was referred to an attorney on xx/xx/2016 and the complaint was filed on xx/xx/2017. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2018. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower “xx” had filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. The POC was filed by the creditor SLS xx on xx/xx/2018 with the secured claim amount of xx and the arrearage amount is xx. According to the order confirming chapter 13 plan filed on xx/xx/2019, the debtor sxxpay to the trustee xx for 1 month and then $xxxr 59 months. The motion for relief from the automatic stay was filed SLS xx on xx/xx/2019; however the objection xx was filed by the Joint debtor. The hearing on the motion was scheduled on xx/xx/2019. No comment has been found indicating a cram-down. The last filing date of bankruptcy was xx/xx/2019.	The loan modification agreement was made between the borrower xx and xx and the lender xx on xx/xx/2015. The modified UPB is xx with an interest rate of 5.875% and a P&I of $xxx. The first payment started from xx/xx/2015 with the maturity date of xx/xx/2055. There is no provision for the balloon payment and it does not have modification steps. The loan has been modified once since origination.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "The list of service provider's disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of xx The following state disclosures are missing from the loan file.
1. Lead-Based Paint Disclosure.
2. xx Loan Application Disclosure.
3. Carbon Monoxide Alarms.
4. MA Smoke Detector Certificate.
5. Notice of the Specific Reason for Denial of Credit.
6. Demonstration and Documentation of Compliance with Borrower’s Interest Requirement."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2019, the subject xx was originated on xx.0 with the lenderxx with Instrument# xx.
The chain of xx assignment is incomplete. Currently, the xx assignment is with  xx. This should be with  xx.

There are liens and judgments these are as follows:
1) There is a civil judgment open against the borrower in the favor of xx in the amount ofxx which was recorded on xx/xx/2001.
2) There is a civil judgment open against the borrower in the favor of xx in the amount of xx which was recorded on xx/xx/2011.
3) There is a civil judgment (TABs/ PVBs) open against the borrower in the favor of xx in the amount of xx which was recorded on xx/xx/2010.
4) There are four IRS liens open against the borrower “xx” in the favor of xx in the total amount of xx which were recorded on xx/xx/2010, xx/xx/2013, xx/xx/2014 & xx/xx/2015.
5) There is two ECB liens (38857.pdf Pg#31) open against the subject property in the favor of xx in the amount of xx which were recorded on xx/xx/2016 with ECB Viol No:xx & xx/xx/2019 with ECB Viol No:xx.

First and second combined taxes of 2019 have been paid in the total amount of xx.
Third and fourth combined taxes of 2020 are due on xx/xx/2020 & xx/xx/2020 in the total amount of xx.	The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2010. The delinquency has been done for 116 months. The last payment received date is not available. The current P&I is $xxx and interest rate is 5.875%. The current unpaid principal balance is in the amount of xx.

Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2010. The delinquency has been done for 116 months. The last payment received date is not available.
Available servicing comment and documents in file reveal that loan is in foreclosure since 2010. Seller tape data states that the foreclosure referred to attorney was completed on xx/xx/2010. Foreclosure complaint (xx) was filed on xx/xx/2012 with case #xxand the xx was filed on same day. Borrower had filed the bankruptcy under chapter 13 with the case#xx on xx/xx/2013 and it was closed on xx/xx/2013. Foreclosure judgment (xx) was entered on xx/xx/2018. Comment xx dated xx/xx/2018 states that sale was scheduled on xx/xx/2018. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018. Currently the bankruptcy case is active.
According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2018. Chapter 13 plan was filed on xx/xx/2018. POC was filed by xxx xx on xx/xx/2019, in the secured claim amount of xx and an arrearage in the amount of xx. Amended plan was filed on xx/xx/2019, which states subject creditor claim  regular payment will be paid in the amount of xx monthly. Plan has not been confirmed till date xx/xx/2019.
Previously, the borrower had filed the bankruptcy under chapter 13 on 2/xx/201 with the case# xx and this case was closed on xx/xx/2013.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2010. Seller tape data states that the foreclosure referred to attorney was completed on xx/xx/2010. Foreclosure complaint xx was filed on xx/xx/2012 with case #xx and the lis pendens was filed on same day. Borrower had filed the bankruptcy under chapter 13 with the case#xx on xx/xx/2013 and it was closed on xx/xx/2013. Foreclosure judgment (xx) was entered on xx/xx/2018. Comment xx dated xx/xx/2018 states that sale was scheduled on xx/xx/2018. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018. Currently the bankruptcy case is active.
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2018. Chapter 13 plan was filed on xx/xx/2018. POC was filed by xx on xx/xx/2019, in the secured claim amount of xx and an arrearage in the amount of xx. Amended plan was filed on xx/xx/2019, which states subject creditor claim  regular payment will be paid in the amount of xx monthly. Plan has not been confirmed till date xx/xx/2019.
Previously, the borrower had filed the bankruptcy under chapter 13 on 2/xx/201 with the case# xx and this case was closed on xx/xx/2013.	Not Applicable	Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the xx state. The following state disclosures are missing from the loan file:
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. xx Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative xx Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. xx Real Property Escrow Account Disclosure
11. Subprime Home Loan Counseling Disclosure
12. Subprime Home Loan Tax and Insurance Payment Disclosure
13. Subprime Home Loan Disclosure
14. Commitment Disclosure
15. Lock-in Disclosure
16. Expiration of Lock-in or Commitment Period"
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing Transfer Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019, shows that the subject xx was originated on xx.00, with , xx.
The chain of assignment has been completed. The last assignment is from  xx to xx.
No active judgments and liens have been found.
1st installment combined tax of 2019 has been paid in the amount of xx.
2nd installment combined tax of 2019 has been paid in the amount of xx.
According to the payment history as of xx/xx/2019, the borrower is delinquent from 15 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx16 and PITI is in the amount of $xxx74. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in Bankruptcy. According to the payment history as of xx/xx/2019, the borrower is delinquent from 15 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx16 and PITI is in the amount of $xxx74. The UPB reflected as per the payment history is in the amount of xx.
The reason for default was illness of borrower. The subject property has been occupied by the owner. The borrower’s intention is to keep the property.
No comments have been found regarding damage. The latest xxx Report is unavailable.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2018. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2018. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower xx had filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is xx. The chapter 13 plan was confirmed on xx/xx/2018. The debtor sxxpay to the trustee xx for 55 months.	This modification agreement was made between Lender xx and Borrower xx on xx/xx/2017. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 5.000 % beginning from xx/xx/2017 with a maturity date of xx/xx/2057.	Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 was not signed by borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The loan failed the discount fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan failed the discount fee test.
Discount Fee Test: FAIL Loan Data xx Comparison Data xx Variance +$xxx63"
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1.DC Insurance Notice
2.Domestic Partner Disclosure"
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of servicing transfer disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.41 in favor of xx as Successor by  xx.

The chain of assignment is complete. The latest assignment of xx is withxx, its Successors and Assigns and it was recorded on xx/xx/2018. However, it should be with xx.

The subject xx is in second lien position. According to the updated title report dated xx/xx/2019, there is enforcement lien against the subject property in favor of xx  in the amount of xx and it was recorded on xx/xx/2014.
There are two three state tax liens against the borrower in the amount of xx which was recorded on xx/xx/1995 and xx/xx/1996 in favor of xx

There is one state tax liens against the borrower in the amount of xx which was recorded on xx/xx/2001 in favor of xx.

There is one civil judgments open against the borrower, first one in the amount of xx which was recorded on xx/xx/2019 and in favor of xx.

2020 combined 3rd and 4th taxes are due in the amount of xx and due date on xx/xx/2020 and xx/xx/2020.

No prior year’s delinquent taxes have been found pending.
According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 47 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2015 and the next due date for payment is xx/xx/2015. The P&I is in the amount of $xxx and P&I is in the amount of $xxx73. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:Loan currently is in bankruptcy. Provided payment history as of xx/xx/2019, reveals that the loan is in delinquency for 44 months and the UPB as of the data is in the amount of xx.
According to the modification, the loan was modified on xx/xx/2013 between the borrower xx andxxr and xx. As per the modified terms, new principal balance is xx. There are 3 steps of modification. Borrower promises to pay and the 1st step is xx monthly with a modified interest rate of 2.0000% that began from xx/xx/2013, 2nd  step is xx monthly with a modified interest rate of 3.0000% that began from xx/xx/2018, 3rd  step is xx monthly with a modified interest rate of 3.375% that began from xx/xx/2019, with a maturity date of xx/xx/2042. There is no principal forgiven amount.
According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 47 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2015 and the next due date for payment is xx/xx/2015. The P&I is in the amount of $xxx and P&I is in the amount of $xxx73. The UPB reflected as per the payment history is in the amount of xx.
According to the available servicing comments dated from xx/xx/2017 to xx/xx/2019, the foreclosure was initiated. The date of referring foreclosure file is unable to be confirmed. The date of referring file to an attorney is unable to be confirmed. The complaint was filed on xx/xx/2017. Judgment was entered on xx/xx/2019 with the amount of xx sale was schedule on xx/xx/2019. However, as per collection comments dated xx/xx/2019 the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2019 under chapter 13 with case# xx. No further details have been found.

According to the xxx, the borrower xxx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019, with the amount of xx and the arrearage amount is xx. The debtor sxxpay to the trustee $xxxr 60 months under chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is $xxxhowever, the unsecured portion is xx. There is no evidence of cram down in the bankruptcy document.

As per collection comment the subject property is in good condition and is occupied by owner. No comment regarding damage and repairs have been observed to the subject property.

Update:
As per servicing comment dated xx/xx/2024, the annual taxes have been delinquent in the amount of $xxx

Foreclosure Comments:According to the available servicing comments dated from xx/xx/2017 to xx/xx/2019, the foreclosure was initiated. The date of referring foreclosure file is unable to be confirmed. The date of referring file to an attorney is unable to be confirmed. The complaint was filed on xx/xx/2017. Judgment was entered on xx/xx/2019 with the amount of $xxx.39. sale was schedule on xx/xx/2019. However, as per collection comments dated xx/xx/2019 the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2019 under chapter 13 with case# xx. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower xxx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019, with the amount of xx and the arrearage amount is xx. The debtor sxxpay to the trustee $xxxr 60 months under chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is $xxxhowever, the unsecured portion is xx. There is no evidence of cram down in the bankruptcy document.	According to the modification, the loan was modified on xx/xx/2013 between the borrower xx and xx and xx. As per the modified terms, new principal balance is xx. There are 3 steps of modification. Borrower promises to pay and the 1st step is xx monthly with a modified interest rate of 2.0000% that began from xx/xx/2013, 2nd step is xx monthly with a modified interest rate of 3.0000% that began from xx/xx/2018, 3rd step is xx monthly with a modified interest rate of 3.375% that began from xx/xx/2019, with a maturity date of xx/xx/2042. There is no principal forgiven amount.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization is missing in the loan file."
* Lost Note Affidavit (Lvl 3)     "Lost Note Affidavit is found in the loan file.
Lost note affidavit Locator xx	* Application Missing (Lvl 2) "Loan application is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the xx state. The following state disclosures are missing from the loan file:
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. Tax Escrow Account Designation
4. xx Bankers and Exempt Organizations Preapplication
5. Part 80 Disclosure
6. Alternative xx Transaction Disclosures
7. Co-Signer Notice Requirements
8. Smoke Alarm Affidavit
9. xx Real Property Escrow Account Disclosure
10. Subprime Home Loan Counseling Disclosure
11. Subprime Home Loan Tax and Insurance Payment Disclosure
12. Subprime Home Loan Disclosure
13. Commitment Disclosure
14. Lock-in Disclosure
15. Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:

The chain of assignment has not been completed. Currently, the assignment is from xx of
xx. The assignment should be with xx. Also, there is break in the assignment from xx to xx of xx.

As per the review of Updated title report dated xx/xx/2019, the subject xx was originated on xx.xx in the amount of xx which was recorded on xx/xx/2007.
The chain of assignment has not been completed. Currently, the assignment is from xx of
xx to xx. The assignment should be with xx. Also, there is break in the assignment from xx to xx of xx

There are no active liens and judgments have been found.
Annual combined taxes for the year 2019 have been paid in the amount of xx.
No prior years of delinquent taxes have been found.

As per the review of payment history as of xx/xx/2019, the borrower is currently delinquent for 30 months and next due date is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of  xx which was applied for xx/xx/2017. The current P&I is $xxxPITI is $xxxB reflected in the payment history is in the amount of xx.

Collections Comments:
The loan is currently in the bankruptcy and next due date is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2017. The current P&I is $xxxPITI is $xxxB reflected in the payment history is in the amount of xx.
As per comment dated xx/xx/2019, the reason for default is medical issues.
The loan has been modified on xx/xx/2015.
The foreclosure was initiated and referred to an attorney on xx/xx/2019. As per comment dated xx/xx/2019, the re-projected sale has been scheduled for xx/xx/2019. However, as per comment dated xx/xx/2019, the file is placed on hold for loss mitigation workout.
The borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The plan was confirmed on xx/xx/2019. The date of last filing is xx/xx/2019.  The POC was filed by xx on xx/xx/2019 with the secured claim amount of xx and the arrearage is xx. As per chapter 13 plan dated xx/xx/2018, the debtor sxxpay the trustee xx  monthly for 60 months.  As per the Order Granting Relief from Stay entered on xx/xx/2019, the automatic stay has been lifted.
The occupancy of the subject property is unable to be determined.
No comments were indicating damages and repairs to the subject property.

Foreclosure Comments:The foreclosure was initiated and referred to an attorney on xx/xx/2019. As per comment dated xx/xx/2019, the re-projected sale has been scheduled for xx/xx/2019. However, as per comment dated xx/xx/2019, the file is placed on hold for loss mitigation workout.

Bankruptcy Comments:The borrower xxx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The plan was confirmed on xx/xx/2019. The date of last filing is xx/xx/2019.  The POC was filed by xx on xx/xx/2019 with the secured claim amount of xx and the arrearage is xx. As per chapter 13 plan dated xx/xx/2018, the debtor sxxpay the trustee $xxxhly for 60 months.  As per the Order Granting Relief from Stay entered on xx/xx/2019, the automatic stay has been lifted.

The loan has been modified between the borrower xx and lender xx on xx/xx/2015. The modified principal balance is xx.The borrower promises to pay in the amount of xx with an interest rate of 7.125% beginning from xx/xx/2015 to the new maturity date of xx/xx/2055. The UPB reflected in the payment history is in the amount of xx.	Final Truth in Lending Discl. Missing Required State Disclosures Right of Rescission	3: Curable	* Right of Rescission missing or unexecuted (Lvl 3) "Right of Rescission is missing from the loan file"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx loan data is xx and comparison data is xx; hence, the variance is -$xxx* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is available in loan files located at xx However, which is not executed or signed by the borrower."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
								2. Disclosure of Additional Fees"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00 in favor of xx as nominee for  xx .
Chain of assignment is not completed as the subject xx is with “ xx” as a current assignee.
There are two ECB liens against the subject property in the amount of xx and it was recorded on xx/xx/2013 and xx/xx/2015 held by xx respectively.
There is municipal lien against the subject property in the amount of xx. and it was recorded on xx/xx/2019 held by xx respectively. The subject property is located in the state xx.
There are Credit card judgments in amount xx which was recorded on xx/xx/1996, xx/xx/1995, xx/xx/2011, xx/xx/2012 in favor of xx  respectively.
There is a civil judgment in favor of xxin amount xxwhich was recorded on xx/xx/2014.
There is Mechanics Lien in favor of  xx. in amount xx which was recorded on xx/xx/2019.
2020 combined 1st quarter taxes paid amount xx.
2020 combined 2nd quarter taxes paid amount xx.
2020 combined 3rd quarter taxes due amount xx due dated xx/xx/2020.
2020 combined 4th quarter taxes due amount xx due dated xx/xx/2020.
No delinquent taxes have been found for the prior years.	The Payment History dated as of xx/xx/2019 the delinquency has been done for 31 months. The last payment was received on xx/xx/2017 in the amount of xx and it was applied for the due date xx/xx/2017. The current P&I is $xxx39 and rate of interest is 9.000%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Loan currently is in bankruptcy. Provided payment history as of xx/xx/2019, reveals that the loan has been delinquent for 32 months and the UPB as of the data is in the amount of xx.
The loan modification agreement was made between borrower xx  and xx and xx. on xx/xx/2014 with a new principal balance of xx with fixed rate of 9.000%. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx/xx/2014 till the maturity date of xx/xx/2054.
The Payment History dated as of xx/xx/2019 the delinquency has been done for 32 months. The last payment was received on xx/xx/2017 in the amount of xx and it was applied for the due date xx/xx/2017. The current P&I is $xxx39 and rate of interest is 9.000%. The current unpaid principal balance is in the amount of xx.
According to the available servicing comments dated from xx/xx/2017 to xx/xx/2019, the foreclosure was initiated on the subject property in 2010. The foreclosure file was referred to an attorney on xx/xx/2010. The notice of xx was filed 02 times. The current notice of xx and complaint was filed by the attorney with the case # xx on xx/xx/2015. According to the servicing comment dated xx/xx/2019, the foreclosure file was placed on hold due to bankruptcy. We are not able to determine the further proceedings of this foreclosure action.
According to the xxx, the borrower had filed the bankruptcy under chapter-13 with case #xx on 0xx/xx/2019. POC was filed on xx/xx/2019 and POC in the amount of xx. Status was approved amount of arrearage xx. No more information has been found regarding the bankruptcy.
As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs located to the xx
Foreclosure Comments:According to the available servicing comments dated from xx/xx/2017 to xx/xx/2019, the foreclosure was initiated on the subject property in 2010. The foreclosure file was referred to an attorney on xx/xx/2010. The notice of lis pendens was filed 02 times. The current notice of lis pendens and complaint was filed by the attorney with the case # xx. According to the servicing comment dated xx/xx/2019, the foreclosure file was placed on hold due to bankruptcy. We are not able to determine the further proceedings of this foreclosure action.
		Bankruptcy Comments:The borrower had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. The plan has not been confirmed yet. The POC was filed on xx/xx/2019 in the POC amount of xx with arrearage in the amount of xx. According to the order chapter 13 plan, the debtor sxxpay to the trustee xx for 60 months beginning xx/xx/2019. The date of last filing bankruptcy was xx/xx/2019.	The loan modification agreement was made between borrower xx and current servicer and agent xx. On xx/xx/2014 with a new principal balance of xx with fixed rate of 9.000%. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx/xx/2014 till the maturity date of xx/xx/2054.		1: Acceptable					Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of Updated title report dated xx/xx/2019, the subject xx was originated on xx. in the amount of xx which was recorded on xx/xx/2007.
The chain of assignment has not been completed. Currently, the assignment is fromxx to xx. The assignment should be with  xx.
There is one HOA lien against the property in the favor of xx. in the amount of xx which was recorded on xx/xx/2018.
The subject property is located in xx. There is a risk of property being foreclosed due to above unpaid liens. This can be cured paying off the lien with late charges and accrued interest.
Annual combined taxes of 2019 have been due in the amount ofxx which will due on xx/xx/2019.

As per the review of payment history as of xx/xx/2019, the borrower is currently delinquent for 27 months and next due date is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2017. The current P&I is $xxxd PITI is $xxxhe UPB reflected in the payment history is in the amount of xx.

Collections Comments:The loan is currently in the collection and next due date is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2017. The current P&I is $xxxd PITI is $xxxhe UPB reflected in the payment history is in the amount of xx.
The reason for default is unable to be determined.
The loan has been modified on xx/xx/2016.
As per tape data the foreclosure was initiated and referred to an attorney on xx/xx/2015. The complaint was filed on xx/xx/2017. As per comment dated xx/xx/2018, the sale has been scheduled for xx/xx/2019. As per comment dated xx/xx/2018, the BID amount is xx. However, the borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2019 and foreclosure put on hold. As per comment dated xx/xx/2019, the re-projected sale has been scheduled for xx/xx/2019.
The borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2019. As per the Schedule-D of xxx dated xx/xx/2019, the value of collateral is xx and the amount of claim is xx. The POC was filed by xxx xx on xx/xx/2019 with the secured claim amount of xx and the arrearage is xx As per amended chapter 13 plan dated xx/xx/2019, the plan was provided for 60 months total for the amount of xx. The arrearages included in the plan in the amount of xx The Denying Chapter 13 Confirmation and Dismissing Case was filed on xx/xx/2019. The debtor was dismissed on xx/xx/2019. The date of last filing is xx/xx/2019.
The occupancy of the subject property is unable to be determined.
No comments were indicating damages and repairs to the subject property.

Foreclosure Comments:
As per tape data the foreclosure was initiated and referred to an attorney on xx/xx/2015. The complaint was filed on xx/xx/2017. As per comment dated xx/xx/2018, the sale has been scheduled for xx/xx/2019. As per comment dated xx/xx/2018, the BID amount is xx. However, the borrower xxx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2019 and foreclosure put on hold. As per comment dated xx/xx/2019, the re-projected sale has been scheduled for xx/xx/2019.

Bankruptcy Comments:The borrowerxxx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2019. As per the Schedule-D of xxx dated xx/xx/2019, the value of collateral is xx and the amount of claim is xx. The POC was filed by xxx xx on xx/xx/2019 with the secured claim amount of xx and the arrearage is $xxx. As per amended chapter 13 plan dated xx/xx/2019, the plan was provided for 60 months total for the amount of xx. The arrearages included in the plan in the amount of $xxx44. The Denying Chapter 13 Confirmation and Dismissing Case was filed on xx/xx/2019. The debtor was dismissed on xx/xx/2019. The date of last filing is xx/xx/2019.	The modification agreement was made between the borrower xx and servicer xx on xx/xx/2016. The modified UPB is in the amount of xx. The borrower promises to pay xx with a modified interest of 6.625% starting xx/xx/2016 till the maturity date of xx/xx/2056. There is no deferred forgiven principal balance.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 was not signed by the borrower."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in the xx state. The following state disclosures are missing from the loan file:
1.TX Loan Agreement Notice
2.Commitment Requirement/Anti-Tying
3.TILA Disclosures in Spanish
4.Home Equity Consumer Disclosure
5.Home Equity Loan Interest and Fees Preclosing Disclosure
6.Home Equity Loan Copies of Documents
7.Home Equity Loan Rescission Notice
8.Fair Market Value of Homestead Property Acknowledgment
9.Home Equity Loan Notice of Address for Borrower Notification of Violation
10.Choice of Insurance Notice
11.Collateral Protection Insurance Disclosure
12.Non-Deposit Investment Product Disclosure Are there any promotional materials
13.Insurance Solicitation/Post Commitment Requirement
14.Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer disclosure is missing from loan files."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2019 the subject xx was originated on xx.
The chain of assignment has not been completed, currently the assignment is with xx.
There is a civil judgment recorded on xx/xx/2013 for the amount of xx in the favor of xx.
xx taxes for the year 2019 will due on xx/xx/2019 and xx/xx/2020 in the total amount of xx. No prior delinquency has been found.
According to the payment history as of dated xx/xx/2019 the borrower has been delinquent for 14 months and the next due date is xx/xx/2018. The last payment was received on for the amount of xx.The monthly P&I is in the amount of $xxx with an interest rate of 5.375%. The current UPB is reflected is reflected in payment history for the amount of xx.	Collections Comments:The current status of the loan is in active bankruptcy. The borrower xx and xx had filed bankruptcy under the chapter 13 case#xx date xx/xx/2018 and the plan was confirmed on xx/xx/2018. The POC was filed on xx/xx/2018 the amount of POC is xx and the arrearage amount is xx.
The process of foreclosure has been initiated in 2017. The file was referred to an attorney on xx/xx/2017 and the complaint was filed on xx/xx/2017. However, it was on hold due to the borrower has filed bankruptcy under the chapter 13 case#xx date xx/xx/2018.
The loan has been modified since the origination.
The reason for default is unemployment.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair.

Foreclosure Comments:The process of foreclosure has been initiated in 2017. The file was referred to an attorney on xx/xx/2017 and the complaint was filed on xx/xx/2017. However, it was on hold due to the borrower has filed bankruptcy under the chapter 13 case#xx date xx/xx/2018.
Bankruptcy Comments:The borrower xx and xx had filed bankruptcy under the chapter 13 case#xx date xx/xx/2018 and the plan was confirmed on xx/xx/2018. The POC was filed on xx/xx/2018 the amount of POC is xx and the arrearage amount is xx. The chapter 13 plan was filed on xx/xx/2018 as per plan the debtor supposes to pay the trustee the amount of xx monthly.	The loan modification agreement was made between borrower xx and lender xx on xx/xx/2016 with a new principal balance as per mod is xx with fixed rate of 5.375%. The borrower promised to pay monthly P&I payment in the amount of xx with an interest rate of 5.375% beginning on xx/xx/2016 till the maturity date of xx/xx/2056. The modification does not contain balloon payment.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx
This loan failed the TILA finance charge test.

TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right to Rescission is missing from the loan file ."
								* Settlement date is different from note date (Lvl 2) "The final HUD-1 shows the settlement date as xx/xx/2004 which is not consistent with note date. However, the note date is xx/xx/2004."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.
The chain of assignment has not been completed. The current assignment was done from xx., as Nominee for xx to xx, which was recorded on xx/xx/2018; however, it should have been with  xx.
No active judgments or liens have been found.
1st  and 2nd xx taxes for the year of 2019 have been paid in the amount of xx
No prior year delinquent taxes have been found.
As per the review of payment history as of xx/xx/2019, the borrower has been delinquent for 13 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx, which was applied for xx/xx/2018. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to the servicing comments, the loan is in bankruptcy.

As per the review of payment history as of xx/xx/2019, the borrower has been delinquent for 13 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2018. The current UPB reflected as per the payment history is in the amount of xx.

Reason for default is an excessive obligation.

No evidences have been found regarding the occupancy in the latest comments history.
No BPO/inspection report has been provided.

Foreclosure Comments:As per comment history dated xx/xx/2018, the foreclosure was initiated in 2018 and the file was referred to an attorney on xx/xx/2018. The lis-pendens in updated title was filed on xx/xx/2018. However, the foreclosure was put on hold as the borrower had filed the bankruptcy on xx/xx/2018.
Bankruptcy Comments:According to the xxx, the borrower xx had filed the bankruptcy under chapter-13 with the case# xx on 0xx/xx/2018. The POC was filed on xx/xx/2018, the secured claim amount of xx and the amount of arrearage was xx The debtor sxxpay to the trustee the sum of xx per month for 42 months begining in June (month) 2018 (year) of total xx. The date of last filing is xx/xx/2019.	Not Applicable	Credit Report Missing Required State Disclosures	3: Curable	* Missing credit report (Lvl 3)	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL, Loan Data: xx, Comparison Data: xx & Variance: -$xxx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxx Missing Required Disclosures (Lvl 2)     "The List of Service Providers Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at xx State. The following state disclosures are missing from the loan file:
1. MN Notice of Right to Discontinue Escrow.
2. Interest Rate or Discount Point Agreement.
3. Conditional Qualification/Approval Disclosure.
4. Insurance Disclosure."
* ROR not hand dated by borrower(s) (Lvl 2)     "The Right Of Recession is not hand dated by the borrowers."
								* TIL not hand dated (Lvl 2) "The Truth In Lending is not hand dated by the borrowers."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of Updated title report dated xx/xx/2019, the subject xx was originated on xx. in the amount of xx which was recorded on xx/xx/2007.

The chain of assignment has not been completed. Currently, the assignment is from xx  as Nominee for  xx. to xx. The assignment should be with xx. Also, there is a break in the assignment from xx to xx  xx., as Nominee for xx.

The lost assignment affidavit was attached with the Updated title report xx, shows that the original assignment which was done from xx. to xx was lost or misplaced before being recorded.
There are two junior judgments against the borrower xx. The first in the favor of xx, as assignee of "xxin the amount of xx which was recorded on xx/xx/2011.
The second judgment in the favor of xx in the amount of xx which was recorded on xx/xx/2011.
Annual xx taxes for the year 2019 have been due in the amount of xx which will be due on xx/xx/2019.
No prior years of delinquent taxes have been found.
As per the review of payment history as of xx/xx/2019, the borrower is currently delinquent for 31 months and next due date is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2017. The current P&I is $xxxd PITI is $xxxhe UPB reflected in the payment history is in the amount of xx.

Collections Comments:The loan is currently in the bankruptcy and next due date is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2017. The current P&I is $xxxd PITI is $xxxhe UPB reflected in the payment history is in the amount of xx.
The reason for default is death of borrower.
The loan has not been modified since origination.
The borrower xx,  had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The plan was confirmed on xx/xx/2018. The date of last filing is xx/xx/2019. The POC was filed by xx on xx/xx/2019 with the secured claim amount of xx and the arrearage is xx As per the deadline/hearing the deadline to file the POC was set for xx/xx/2019. The Schedule-D of xxx reflects the amount of claim is xx and the value of collateral is xx. As per chapter 13 plan dated xx/xx/2018, the debtor sxxpay the trustee xx biweekly for 60 months. The arrears are included in the plan in the amount of xx
The foreclosure has not been initiated since origination.
The occupancy of the subject property is unable to be determined.
No comments were indicating damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx, had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The plan was confirmed on xx/xx/2018. The date of last filing is xx/xx/2019. The POC was filed by xx on xx/xx/2019 with the secured claim amount of xx and the arrearage is xx As per the deadline/hearing the deadline to file the POC was set for xx/xx/2019. The Schedule-D of xxx reflects the amount of claim is xx and the value of collateral is xx. As per chapter 13 plan dated xx/xx/2018, the debtor sxxpay the trustee xx biweekly for 60 months. The arrears are included in the plan in the amount of xx	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per final application the total monthly income is xx and total monthly expenses are xx Hence, the DTI is greater than 60%."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing in the loan files.

1. Placement of Insurance Disclosure
2. Availability of Title Insurance
3. TN Consent to Disclosure of Insurance Information
4. Choice of Agent/insurer
5. Insurance Solicitation/Post Commitment"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL was not hand dated by borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was recorded on xx/xx/2006 with xx as nominee for xx.
The chain of assignment have been completed as currently the assignment is with xx, recorded on xx/xx/2018.
Active Judgments and Liens;
1) One state tax lien found pending against the borrower xx & xx recorded on xx/xx/2018 in the amount ofxx which is in the favor of xx. of Treasury- Collections.
2) One civil judgment found pending against the borrower xx recorded on xx/xx/2016 in the amount of xx which is in the favor of  xx.
Property Tax Status;
1) Annual town taxes for the year of 2019 have been paid in the amount of xx on xx/xx/2019.
2) Annual town taxes for the year of 2018 have been paid in the amount of xx.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/2019 shows that the borrower is not making regular payments. The loan payments are currently 12 months delinquent. The next due date is xx/xx/2018. The last payment was received on xx/xx/2018 in the total amount of xx for the due date of xx/xx/2018. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 4.250% with P&I in the amount of $xxx	Collections Comments:Collection comments available from xx/xx/2017 till xx/xx/2019 shows that the borrower is not making regular payments. The loan payments are currently 12 months delinquent. The next due date is xx/xx/2018. The last payment was received on xx/xx/2018 in the total amount of xx for the due date of xx/xx/2018. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 4.250% with P&I in the amount of $xxxodification agreement was made between borrower “xx” and lender “xx” on effective date of xx/xx/2018.
The borrower agrees to pay the UPB of xx with interest rate of 4.250 % and P&I of xx with fixed amortized type that began from first payment date xx/xx/2018 to be ended with the maturity date of xx/xx/2058.
The borrower agrees to pay the amount of xx as deferred balance on the maturity date xx/xx/2058. The UPB that has been amortized is xx as an interest bearing amount.
Collection comment dated xx/xx/2019 shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2019. Comment dated xx/xx/2019 shows that the foreclosure complaint was filed on xx/xx/2019. Comment dated xx/xx/2019 shows that the foreclosure sale was scheduled for xx/xx/2019; however, the foreclosure process was put on hold due to bankruptcy filed by the borrower. The bankruptcy was later dismissed on xx/xx/2019. The collection comment dated xx/xx/2019 shows that the foreclosure sale was scheduled for xx/xx/2019; however, the foreclosure process was again put on hold due to loss mitigation program. No more further information regarding foreclosure activity is available in the collection comments. xx
Latest xxx Report dated xx/xx/2019 located at xx shows that the subject property is owner occupant and is in good condition with no visible damages or repairs.
Foreclosure Comments:Collection comment dated xx/xx/2019 shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2019. Comment dated xx/xx/2019 shows that the foreclosure complaint was filed on xx/xx/2019. Comment dated xx/xx/2019 shows that the foreclosure sale was scheduled for xx/xx/2019; however, the foreclosure process was put on hold due to bankruptcy filed by the borrower. The bankruptcy was later dismissed on xx/xx/2019. The collection comment dated xx/xx/2019 shows that the foreclosure sale was scheduled for xx/xx/2019; however, the foreclosure process was again put on hold due to loss mitigation program. No more further information regarding foreclosure activity is available in the collection comments. xx
Bankruptcy Comments:According to xxx, the borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. The plan was later dismissed on xx/xx/2019.
The POC was filed on xx/xx/2019 in the claim amount of xx with arrearage in the amount of xx.
Loan Modification agreement was made between borrower “xx” and lender “xx” on effective date of xx/xx/2018.
The borrower agrees to pay the UPB of xx with interest rate of 4.250 % and P&I of $xxx fixed amortized type that began from first payment date xx/xx/2018 to be ended with the maturity date of xx/xx/2058.
The borrower agrees to pay the amount of xx as deferred balance on the maturity date xx/xx/2058. The UPB that has been amortized is xx as an interest bearing amount.
Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* DTI > 60% (Lvl 2) "According to final application the total monthly income of the borrower is xx however, total monthly expenses are in the amount of xx Hence, APR is xx which is greater than xx
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. MI Borrower's Bill of Rights
2. MI Consumer Caution and Homeownership Counseling Notice
3. Choice of Insurance Agent"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "According to final HUD-1 the settlement date is xx/xx/2005; but, note date is xx/xx/2005."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows; subject xx was originated on xx. Lender name is xx as nominee for xx. Amount of xx is xx.
There is one civil judgment in the amount of xx which was recorded on xx/xx/2015 in favor of xx.
Annual xx taxes for 2019 are due on xx/xx/2020 in the amount of xx. There are no prior delinquent taxes found open.
According to the review of payment history the current UPB is in the amount of xx. The last payment has been received in the amount of amount of xx. which has been applied for the due date of xx/xx/2015. Date of last payment received is not available. The loan is next due for xx/xx/2015. The borrower is 52 months behind his scheduled payments.
Collections Comments:As per the collection comments the loan is in collections. No foreclosure information has been found.
 The debtor “xx” filed bankruptcy under the chapter 11 case #xx on xx/xx/2012. According to the xxx dated  xx/xx/2012 the amount of claim without deducting value of collateral is xx and the value of the property that supports the claim is xx. Therefore, the unsecured claim is in the amount of xx. The subject creditor “xx” failed to file the POC. The debtor filed the “xx” on xx/xx/2012 xx which valued the subject property at xx. The agreed order granting this motion was filed on xx/xx/2012 xx This order states that the subject property is valued at xx. The order also states that as of filing the bankruptcy case, xx had an approximate balance of xx. This order further states that xx will have a secured claim of xx and the remaining balance will be treated as general unsecured claim. The amended chapter 11 plan dated xx/xx/2013 xx also reflects the same treatment for the subject creditor (Class 13). Debtor will pay xx monthly at 5.25% over next 360 months to xx on allowed secured claim. The creditor will receive a xx share in the amount of cash equal to xx  in equal distributions of xx  per quarter for 5 years. Therefore we are unsure about the treatment of remaining unsecured claim. This plan was confirmed on xx/xx/2013 xx. The bankruptcy case was terminated on xx/xx/2013.

Foreclosure Comments:Not Applicable
Bankruptcy Comments: The debtor “xx” filed bankruptcy under the chapter 11 case #xx on xx/xx/2012. According to the xxx dated xx/xx/2012 the amount of claim without deducting value of collateral is xx and the value of the property that supports the claim is xx. Therefore, the unsecured claim is in the amount of xx. The subject creditor “xx.” failed to file the POC. The debtor filed the “xx” on xx/xx/2012 xxwhich valued the subject property at xx. The agreed order granting this motion was filed on xx/xx/2012 xx. This order states that the subject property is valued at xx. The order also states that as of filing the bankruptcy case, xx had an approximate balance of xx. This order further states that xx will have a secured claim of xx and the remaining balance will be treated as general unsecured claim. The amended chapter 11 plan dated xx/xx/2013 xx also reflects the same treatment for the subject creditor (Class 13). Debtor will pay $xxx monthly at 5.25% over next 360 months to xx on allowed secured claim. The creditor will receive a Pro Rata share in the amount of cash equal to xx in equal distributions of xx per quarter for 5 years. Therefore we are unsure about the treatment of remaining unsecured claim. This plan was confirmed on xx/xx/2013 xx. The bankruptcy case was terminated on xx/xx/2013.	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing in the loan file. Hence unable to run Compliance on the loan."	* Application Missing (Lvl 2) "Final Application along with the initial application is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The service transfer disclosure is missing in the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.
The chain of the assignment is completed. The latest assignment is from xx. to xx which was recorded on xx/xx/2018. However, it should be with the  xx.
Active judgments and liens found pending are as follows:
There is delinquent taxes are sold to the xx in the total amount of xx and recorded on xx/xx/2018 with ref # xx
There are multiple ECB liens open against the subject property in the amount ofxx held by xx and recorded different date.
According to the updated title report, there is active IRS lien against the borrower which is in the amount of xx recorded on 8/xx/200 and filed by IRS.
There is Code Enforcement or Unsafe Living Conditions liens given in the updated title report in the amount of xx, but this lien were searched by the borrower name. However the property address does not match with available document.
Annual xx taxes for the year of 2020 have been paid in the amount of xx.
No delinquent taxes have been found for the prior years.
According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 103 months. The next due date for payment is xx/xx/2011. The P&I is in the amount of $xxxd PITI is in the amount of $xxxhe UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in active bankruptcy. . According to the xxx, the borrower xx had filed for bankruptcy under chapter-7 with the case# xx on xx/xx/2019. According to the lis pendens document attached with updated title report located at “xx” Foreclosure was initiated on the subject property in 2015. Foreclosure was referred to dated xx/xx/2015. Foreclosure complaint was filed on xx/xx/2016 with case # xx and the lis pendens was filed on same day. The judgment was entered on xx/xx/2019. The sale was scheduled on xx/xx/2019.Foreclosure was put on hold due to subject borrower had filed the bankruptcy on xx/xx/2019.
Review of the payment history available from xx/xx/2018 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of xx  which was applied to due date of xx/xx/2010 and the next due date is xx/xx/2010. Current UPB reflects in the provided payment history is in the amount of xx.

Update :
As per collection comment dated xx/xx/2023, the foreclosure was on hold due to bankruptcy.
As per collection comment dated xx/xx/2024, the bankruptcy chapter 13 with case#xx is active.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2015. Foreclosure was referred to dated  xx/xx/2015. Foreclosure complaint was filed on 8/xx/2016 with case # xx and the lis pendens was filed on same day.  The judgment was entered on xx/xx/2019.  The sale was scheduled on xx/xx/2019.
Foreclosure was put on hold due to subject borrower had filed the bankruptcy on xx/xx/2019.
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-7 with the case# xx on xx/xx/2019.  The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore unsecured portion is $xx
Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Handwritten points and fees given on the final HUD-1 ."	* Application Missing (Lvl 2) "final application missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is “Moderate” due to TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing from the loan file:
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. xx Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative xx Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. xx Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure missing from loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure missing from loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, in favor of  xx. recorded in Instrument#  xx
The chain of assignment has not been completed. The assignment fromxx to xx is missing.
There are 5 judgments against the borrower described as follows:
First judgment is in favor of xx recorded on xx/xx/2010 in the amount of xx. Second judgment is in favor of xx recorded on xx/xx/2010 in the amount of xx. Third judgment is in favor of xx DBA in xx
xx recorded on xx/xx/2010 in the amount of xx. Fourth judgment is in favor of xx recorded on xx/xx/2013 in the amount of xx. Fifth judgment is in favor of xx recorded on xx/xx/2013 in the amount of xx.
No prior year delinquent taxes have been found. Annual Combined taxes for the year 2019 have been paid on xx/xx/2019 in the amount of xx Annual School taxes for the year 2019 have been paid on xx/xx/2019 in the amount of xx	As per the review of payment history as of xx/xx/2019, the borrower is delinquent with a loan for 34 months and the next due date for payment is xx/xx/2016. The last payment was received on xx/xx/2019 in the amount of xx which was applied for due date xx/xx/2016. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx85 with an interest rate of 4.875%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per the payment history as of xx/xx/2019, the borrower is delinquent with a loan for 34 months and the next due date for payment is xx/xx/2016. The last payment was received on xx/xx/2019 in the amount of xx which was applied for due date xx/xx/2016. The current UPB reflected as per the payment history is in the amount of xx.
No details regarding loss mitigation efforts have been found in collection comments.
The reason for default is excessive obligations. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2016 and the complaint was filed on xx/xx/2017. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2017. No further details have been found.
Bankruptcy Comments:According to the xxx, borrowers xx and xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2017. The POC was filed on xx/xx/2018 with secured claim in the amount of xx and the arrearage amount of xx. The plan was confirmed on xx/xx/2018. The debtor sxxpay the trustee xx for 60 months under Chapter 13. There is no comment indicating a cram-down. The date of last filing is xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxLA Foreclosure Rescission Finance Charge Test: Loan Data xx Comparison Data xx Variance -$xxx
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the xx State. The following state disclosures are missing from the loan file:
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance Disclosure
4. Tax Escrow Account Designation
5. xx Bankers and Exempt Organizations Pre-application
6. Part 80 Disclosure
7. Alternative xx Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. xx Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.00 with  xx.
The chain of assignment has been completed. Currently, the xx is withxx which was recorded on xx/xx/2018. However; it should be with  xx.
Junior xx originated on xx.00 in favor of xx xx,xx.
No active liens and judgments against the borrower/property.
1st installment City tax for the year of 2019-20 has been paid in the amount of xx on xx/xx/2019.
2nd, 3rd and 4th installments City taxes for the year of 2019-20 are due in the total amount of xx.
2nd installment utilities tax for the year 2018 is delinquent in the amount of xx which is good through by xx/xx/2019.
1st installment utilities tax for the year 2019 is delinquent in the amount of xx which is good through by xx/xx/2019.
2nd installment utilities tax for the year 2019 is due in the amount of xx on xx/xx/2019.
According to the payment history as of xx/xx/2019, the borrower is delinquent from 27 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2017 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in Bankruptcy. According to the payment history as of xx/xx/2019, the borrower is delinquent from 27 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2017 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
This loan modification agreement was made between the borrower xx and the lender xx. on xx/xx/2013.
The reason for default is unavailable.
No latest servicing comments or latest inspection reports have been found to determine the occupancy and condition of the subject property. No damages or repairs have been found.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2019 and the complaint was filed on xx/xx/2019. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2019. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower xx and xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is xx. The chapter 13 plan was confirmed on xx/xx/2019 and the debtor sxxpay P&I to the trustee in the amount of xx for 2 months and xx for 58 months. The schedule D of xxx does not show any unsecured portion. There is no comment indicating a cramdown. The date of last filing is xx/xx/2019.	This loan modification agreement was made between the borrower xx and the lender xx. on xx/xx/2013.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 6.00% and new P&I is in the amount of $xxx beginning from xx/xx/2013 till the maturity date xx/xx/2053. The interest-bearing amount is xx. There is no provision for the balloon payment.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx
This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. VA Application Disclosure
2. Choice of Settlement Agent Disclosure
3. Disclosure of Charges for Appraisal or Valuation
4. Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated by borrower."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019; the subject xx was originated on xx.00 which was recorded on xx/xx/2004.

The chain of assignment is not complete. Last assignment was made on xx/xx/2018 from  xx to  xx which was recorded on xx/xx/2018. However, it should be with the  xx.

There are two judgments against the borrower xx  in the favor of xxl for the total amount of xx which was recorded on xx/xx/2015 and xx/xx/2019.

The junior xx on the subject property in the amount of xx in favor of xx and it was recorded on xx/xx/2008.
The combined first and second installment taxes for the year of 2019 have been paid in the total amount of xx.

No prior delinquent taxes have been found.
According to the payment history as of dated xx/xx/2019 the borrower has been delinquent for 94 months and the next due date is xx/xx/2011. The last payment received date is unable to determine.
The monthly P&I is in the amount of $xxx90 with an interest rate of 5.250%. The current UPB is reflected in payment history for the amount of xx.
Collections Comments:According to the collection comments the loan is currently in active foreclosure. As per the updated title report xx , the foreclosure was initiated. The referral date is unavailable. The complaint was filed on xx/xx/2012 with Index#xx. The foreclosure was re-initiated on xx/xx/2015 with the same index#xx. As per the collection comment dated xx/xx/2018, states that the foreclosure was put on hold due to the borrower xx had filed bankruptcy under chapter 13 with the case # xx on xx/xx/2018 and the last date of filling on xx/xx/2019 and the debtor was dismissed on xx/xx/2019.

According to the payment history as of dated xx/xx/2019 the borrower has been delinquent for 94 months and the next due date is xx/xx/2011. The last payment received date is unable to determine.
The monthly P&I is in the amount of xx  with an interest rate of 5.250%. The current UPB is reflected in payment history for the amount of xx.
Unable to determine the reason for default. According to the collection comments, no further details have been found regarding the subject property type and the current property condition.

Foreclosure Comments:As per the updated title report xx , the foreclosure was initiated. The referral date is unavailable. The complaint was filed on xx/xx/2012 with Index#xx.  The foreclosure was re-initiated on xx/xx/2015 with the same index#xx which was previously filed on xx/xx/2012. The further details of foreclosure proceedings from 2015 to 2018. However, the collection comment dated xx/xx/2018, states that the foreclosure was put on hold due to the borrower had filed bankruptcy on xx/xx/2018 and the debtor was dismissed on xx/xx/2019. According to the latest collection comment dated xx/xx/2019, the foreclosure sale was scheduled on xx/xx/2019. We have comments till xx/xx/2019 hence unable to determine current foreclosure status.
Bankruptcy Comments:According to the xxx, the borrower xx had filed bankruptcy under chapter 13 with the case # xx on xx/xx/2018 and the last date of filling on xx/xx/2019. The creditor xx had filed POC on xx/xx/2018 with the secured claim amount of $xxxd arrearage of $xxxhe debtor was dismissed on xx/xx/2019. Schedule D in a xxx dated xx/xx/2018 states; the amount of claim without deducting the value of the collateral was xx and value of the collateral that support for this claim was xx. However, the unsecured portion remains as xx. The debtor was dismissed on xx/xx/2019 due to failure to make plan payments.	Not Applicable	Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance  -xx
This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance  -$xxx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxx DTI > 60% (Lvl 2)     "As per the 1003 application report, the total monthly income is xx and the total monthly expenses are xx  However, DTI is greater than xx
* Missing Required Disclosures (Lvl 2)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. However, the following state disclosures are missing from the loan file.
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. xx Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative xx Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. xx Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
								17. Expiration of Lock-in or Commitment Period"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.xx, with xx recorded on xx/xx/2004.
The chain of the assignment has not been completed. The last assignment is from
xx to xx It's Successors and Assigns which was recorded on xx/xx/2018. The last assignment should be with  xx.
There are two civil judgments against the borrower,xx  in the favor of xx for the total amount of xx which was recorded on xx/xx/2008 and xx/xx/2011.

There are three ECB liens for dirty sidewalk/dirty area against the subject property in the favor of xx for the total amount of xx  which was recorded on xx/xx/2013, xx/xx/2015, and xx/xx/2018.
First and second installments of combined taxes for the year of 2019 have been paid in the amount of xx  Fourth and fifth installments of combined taxes for the year of 2020 are due in the amount of xx son xx/xx/2020 and xx/xx/2020. No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2019, the borrower has been delinquent for 58 months and the next due date is xx/xx/2014. The last payment was received on xx/xx/2019 in the amount of xx which was applied for the due date of xx/xx/2014. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 2.000 % and P&I is $xxx	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2014. The last payment was received on xx/xx/2019 in the amount of xx which was applied for the due date of xx/xx/2014. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 2.000 % and P&I is $xxxing to document located at “xx”, the foreclosure was initiated in 2012 and the complaint was filed on xx/xx/2012 with the case xx. According to document located at “xx”, the amended complaint was filed on xx/xx/2015. No further details have been found in the loan file.
According to document located at “xx”, the amended complaint was filed on xx/xx/2018 with the case xx. According to document located at “xx”, the judgment was entered on xx/xx/2018 and notice of sale was filed on xx/xx/2018. According to comment dated xx/xx/2018, the sale which was scheduled on xx/xx/2018 has postponed due to bankruptcy filing. The comment dated xx/xx/2018 states that the sale has been cancelled. According to comment dated xx/xx/2019, the foreclosure was put on hold due to title issue. The comment dated xx/xx/2019 states that the title issue will be resolved through an article 15/quiet title action. The borrower, xx for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2019.
According to xxx schedule D, the amount of secured claim is xx. The value of collateral as per schedule A dated xx/xx/2018 is in the amount of xx.
According to amended chapter 13 plan dated xx/xx/2019, the debtor sxxpay to the trustee in the amount of xx for 3 months and then, xx for remaining 57 months. The arrearage to be paid through the plan is in the amount of xx. The same plan was confirmed on xx/xx/2019.
No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.

Foreclosure Comments:According to document located at “xx”, the foreclosure was initiated in 2012 and the complaint was filed on xx/xx/2012 with the case #xx According to document located at “xx”, the amended complaint was filed on xx/xx/2015. No further details have been found in the loan file.
According to document located at “xx”, the amended complaint was filed on xx/xx/2018 with the case #xx. According to document located at “xx”, the judgment was entered on xx/xx/2018 and notice of sale was filed on xx/xx/2018. According to comment dated xx/xx/2018, the sale which was scheduled on xx/xx/2018 has postponed due to bankruptcy filing. The comment dated xx/xx/2018 states that the sale has been cancelled. According to comment dated xx/xx/2019, the foreclosure was put on hold due to title issue. The comment dated xx/xx/2019 states that the title issue will be resolved through an article 15/quiet title action. The borrower, xx had filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019.
POC was filed by the creditor, " xx" for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2019.
According to xxx schedule D, the amount of secured claim is xx. The value of collateral as per schedule A dated xx/xx/2018 is in the amount of xx.
According to amended chapter 13 plan dated xx/xx/2019, the debtor sxxpay to the trustee in the amount of xx  for 3 months and then, xx  for remaining 57 months. The arrearage to be paid through the plan is in the amount of xx. The same plan was confirmed on xx/xx/2019.
This modification agreement was made between the lender, “xx” and Borrower, “xx” on xx/xx/2011. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 2.000 % beginning from xx/xx/2011. The stated maturity date is xx/xx/2051. The loan was modified with the four step of interest rate.	Affiliated Business Disclosure HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is available in the loan file. Some points and fees are given hand written. However, same copy of HUD-1 is considered for Compliance Ease test."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. xx Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative xx Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. xx Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, with  xx. The chain of assignment has not been completed as the xx is currently with xx instead of the current assignee “xx”.
There are 2 judgments against the borrower as follow.
First was recorded on xx/xx/2008 in the amount of xx  in favor of xx
Second was recorded on xx/xx/2017 in the amount of xx  in favor of xx.
The annual combined taxes of 2020 have been paid in the total amount of xx.
No prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2019 the loan is in delinquency for 34 months. The last payment was received on xx/xx/2019 in the amount of xx with interest rate of 4.50% and P&I $xxx for the due date of xx/xx/2016. The next due date is xx/xx/2016. The payment history reflects the current UPB in the amount of xx.	Collections Comments:According to the collection comments the loan is in active bankruptcy. The debtor’s “xx” had filed bankruptcy under chapter-13 with the case xx The plan was confirmed on xx/xx/2019 The POC was filed by subject creditor on xx/xx/2019 with the claim amount of xx and the arrearage in the amount of xx. As per Plan dated xx/xx/2018 the debtor sxxpay contractual installment payment directly to the creditor. xxx was filed by subject creditor on xx/xx/2019 and it was granted on xx/xx/2019. No further filings are available.

The loan is in delinquency for 34 months. The last payment was received on xx/xx/2019 in the amount of xx  with interest rate of 4.50% and P&I $xxx for the due date of xx/xx/2016. The next due date is xx/xx/2016. The payment history reflects the current UPB in the amount of xx.
The loan has been modified once since origination. The Loan Modification agreement was made on an effective date of xx/xx/2014 between xx  (borrower) and xx  (Lender). The new principal balance is xx and the borrower had given promise to pay P&I in the amount of $xxx with new interest rate of 4.50%. The first payment had begun from xx/xx/2014 and ends with the maturity date of xx/xx/2054.

As per provided tape data and available documents the foreclosure proceedings were initiated on property. The file was referred to attorney on xx/xx/2016 and the complaint was filed on xx/xx/2016. The judgment of foreclosure was entered on xx/xx/2017. As per available comments the scheduled sale date xx/xx/2018 was cancelled due to the bankruptcy filed by debtor on xx/xx/2018 under ch#13 with case#xx. xxx was filed by subject creditor on xx/xx/2019 and it was granted on xx/xx/2019. No further proceedings details of foreclosure have been found.

The reason for default is excessive obligations. The property is owner occupied and no visible damages were reported.

Update:
No additional information found in recent collection comments.

Foreclosure Comments:As per provided tape data and available documents the foreclosure proceedings were initiated on property. The file was referred to attorney on xx/xx/2016 and the complaint was filed on xx/xx/2016. The judgment of foreclosure was entered on xx/xx/2017. As per available comments the scheduled sale date xx/xx/2018 was cancelled due to the bankruptcy filed by debtor on xx/xx/2018 under ch#13 with case#xx. xxx was filed by subject creditor on xx/xx/2019 and it was granted on xx/xx/2019. No further proceedings details of foreclosure have been found.
Bankruptcy Comments:Per xxx report the debtor’s “xx” had filed bankruptcy under chapter-13 with the case xx on xx/xx/2018. The plan was confirmed on xx/xx/2019 The POC was filed by subject creditor on xx/xx/2019 with the claim amount of xx and the arrearage in the amount of xx. As per Plan dated xx/xx/2018 the debtor sxxpay contractual installment payment directly to the creditor. xxx was filed by subject creditor on xx/xx/2019 and it was granted on xx/xx/2019. No further filings are available.	The loan has been modified once since origination. The Loan Modification agreement was made on an effective date of xx/xx/2014 between “xx (borrower) and “xx” (Lender). The new principal balance is xx and the borrower had given promise to pay P&I in the amount of $xxx with new interest rate of 4.50%. The first payment had begun from xx/xx/2014 and ends with the maturity date of xx/xx/2054.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The initial escrow account disclosure is missing in the laon file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State and the required disclosure "Carbon Monoxide Alarms" is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2019, the subject xx was originated on xx.00 with xx  recorded on xx/xx/2005 with the instrument# xx
The chain of xx assignment has not been completed. Currently, the xx assignment is with  xx recorded on xx/xx/2018. The assignment should be with  xx.
There is a senior xx open against subject property originated on xx.00 held by  xx recorded on /xx/1997 with the instrument# xx. The Release of xx has been recorded on xx/xx/2005 and xx/xx/2019 with wrong date references.
There are several HOA Liens / COA Liens are active against subject property in the total amount of xx recorded on different dates which were held by xx
There are 2 judgments active against xx in the amount of xx held by State of xxrecorded on xx/xx/2016 and xx/xx/2016.
The 1st installment of xx taxes has been paid in the amount of xx on xx/xx/2019 for the year of 2019.
The 2nd installment of Town taxes is due paid in the amount of xx on xx/xx/2020 for the year of 2019
As per review of payment history as of dated xx/xx/2019 the borrower is delinquent for 19 months. The next payment is due on xx/xx/2018. The last P&I payment was received on xx/xx/2019 in the amount of xx with the interest rate of 4.125%.The current unpaid principal balance is in the amount of xx.	Collections Comments:As per servicing collection comments the loan is in active bankruptcy. As per review of payment history as of dated xx/xx/2019 the borrower is delinquent for 19 months. The next payment is due on xx/xx/2018. The last P&I payment was received on xx/xx/2019 in the amount of $xxx with the interest rate of 4.125%.The current unpaid principal balance is in the amount of xx.

The loan modification agreement was made between xx (borrowers) and xx (“Lender”) on xx/xx/2016. As per agreement the new principal balance is in the amount of xx The borrower had promised to pay P&I payment in the amount of $xxx with interest rate of 4.125% which was begun from xx/xx/2017.The maturity of this agreement is xx/xx/2056.
The foreclosure was referred to attorney on xx/xx/2018.  The foreclosure has been placed on hold due to bankruptcy filing. xx  (Debtor) and xx  have filed Bankruptcy under chapter-13 on xx/xx/2018 with the case#xx.

Foreclosure Comments:The foreclosure was referred to attorney on xx/xx/2018.  The foreclosure has been placed on hold due to bankruptcy filing. xx   (Debtor) and xx (Joint Debtor) have filed Bankruptcy under chapter-13 on xx/xx/2018 with the case#xx.
Bankruptcy Comments:xx (Debtor) and xx (Joint Debtor) have filed Bankruptcy under chapter-13 on xx/xx/2018 with the case#xx. The bankruptcy has been converted from chapter 13 into chapter 7. The POC was filed by xx on xx/xx/2018. As per POC the secure claim is in the amount of xx with arrearage in the amount of xx The xxx was not filed. The original plan was filed on xx/xx/2018. The plan was not confirmed. The stipulation agreement was made between borrower and subject creditor on xx/xx/2018. As per agreement borrower will pay arrearage amount of xx The date of last filing was xx/xx/2019.	The loan modification agreement was made between xx (borrowers) and xx (“Lender”) on xx/xx/2016. As per agreement the new principal balance is in the amount of xx The borrower had promised to pay P&I payment in the amount of xx with interest rate of 4.125% which was begun from xx/xx/2017.The maturity of this agreement is xx/xx/2056.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease Risk Indicator shows Moderate.
This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
The Loan Data is xx Comparison data is xx however audit value is xx
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
The Loan Data is xx Comparison data is 1.558% however audit value is xx
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in “xx” State. The following disclosures are missing in the loan file.
1) WV Collateral Protection Insurance Notice 1
2) Co-Signer Notice
3) Financial Institution Insurance Disclosure
4) Non-Deposit Investment Product Disclosure
5) Financial Institution Insurance Disclosure
6) Non-Deposit Investment Product Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00 which is in the favor of  xx.
The chain of assignment has been completed as the assignment is with the xx., recorded on xx/xx/2018.
There is a junior xx originated on xx.00 which is in the favor of xx.
There is a state tax lien recorded on xx/xx/2018 in the amount of xx which is in the favor of xx; however, the SSN# has not been provided on the supporting documents.
There is a xx lien recorded on xx/xx/2018 in the amount of xx which is in the favor of xx.
There is a civil judgment against the borrower recorded on xx/xx/2019 in the amount of xx which is in the favor of xx.
The annual school taxes of 2019 have been paid in the amount of xx.
The combined annual taxes of 2019 have been paid in the amount of xx. No prior year delinquent taxes have been found open.
The review of payment history as of xx/xx/2019 shows that the loan is delinquent for 31 months and the next due date is xx/xx/2017. The last payment was received in the amount of xx which was applied to xx/xx/2017. The UPB in payment history is reflected in the amount of xx.	Collections Comments:The collection comments review shows that the loan is in the collection. The review of payment history as of xx/xx/2019 shows that the borrower is delinquent for 31 months and the next due date is xx/xx/2017. The UPB in payment history is reflected in the amount of xx.
The reason for default is unable to be determined from the available comments.
The loan has not been modified since origination.
As per the collection comments review, the reason for default is unable to be determined.
As per available documents review, the foreclosure was initiated and the tape data shows that the file was referred to an attorney on xx/xx/2016 nd as per notice of pendency, the complaint was filed on xx/xx/2016. No further details regarding foreclosure have been found.
The bankruptcy was filed by the borrower under chapter 7 with case # xx on xx/xx/2019. However, the debtor was discharged on xx/xx/2019. The order on motion for relief from the stay was filed on xx/xx/2019 and the date of the last filing is xx/xx/2019. The case has not been terminated yet.
The current occupancy and the property condition is unable to be determined with the no damage or estimated repairs have been found.

Foreclosure Comments:As per available documents review, the foreclosure was initiated and the tape data shows that the file was referred to an attorney on xx/xx/2016 nd as per notice of pendency, the complaint was filed on xx/xx/2016. No further details regarding foreclosure have been found.
Bankruptcy Comments:The review of xxx documents states that the borrower has filed the bankruptcy under chapter 7 with case # xx on xx/xx/2019. However, the debtor was discharged on xx/xx/2019. The order on motion for relief from the stay was filed on xx/xx/2019. The case has not been terminated yet.	Not Applicable	Credit Application Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing in the loan files."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing in the loan files."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing in the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of service transfer is missing in the loan files."
								* Operative index value is unable to confirm (Lvl 2) "An operative index value is unable to be determined from the available loan files."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated onxx (borrower) and (lender) xx, which was recorded on xx/xx/2004. The chain of assignment is incomplete as the subject xx is current with the, xx instead of xx.
There are two active credit card judgments against the borrower in the total amount of xx which was recorded on multiple dates in favor of xx.
Annual Combined tax for the year of 2019 is due on xx/xx/2020 in the amount of xx.
Review of the payment history provided from xx/xx/2005 to xx/xx/2019 reveals that borrower has been the delinquent for 21 months. The last payment was received in the amount of xx on xx/xx/2018 which was applied for the due date of xx/xx/2018. The next due date is xx/xx/2018. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 5.875%.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower has been the delinquent for 21 months. The last payment was received in the amount of xx on xx/xx/2018 which was applied for the due date of xx/xx/2018. The next due date is xx/xx/2018. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 5.875%.
Loan modification agreement was made between the borrower and Lender on xx/xx/2016. The new modified rate is 5.875% and borrower promises to pay P&I in the amount of $xxx which was begun on xx/xx/2016. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2056. Reason for Modification is Financial Hardship.
Review of the collection comments states that the foreclosure was initiated and file was referred to attorney on xx/xx/2018 and complaint was filed on xx/xx/2019. Foreclosure was placed on hold due to borrower has filed bankruptcy under chapter 13 case#xx on xx/xx/2019. Currently file is on hold due to active bankruptcy. There is no information regarding foreclosure in the available servicing comments.
Borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2019. POC was filed on xx/xx/2019 which states that the amount of secured claim is xx and the amount of arrearage is xx. Debtor has filed chapter 13 plan on xx/xx/2019 which states that the debtor sxxpay xx per month for 60 months and debtor will cure the subject arrears which is in the total amount of xx through plan. Currently debtor is in active bankruptcy.
As per collection comments subject property has been occupied by the owner and on average condition.
Foreclosure Comments:Review of the collection comments states that the foreclosure was initiated and file was referred to attorney on xx/xx/2018 and complaint was filed on xx/xx/2019. Foreclosure was placed on hold due to borrower has filed bankruptcy under chapter 13 case#xx on xx/xx/2019. Currently file is on hold due to active bankruptcy. There is no information regarding foreclosure in the available servicing comments.
Bankruptcy Comments:Borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2019. POC was filed on xx/xx/2019 which states that the amount of secured claim is xx and the amount of arrearage is xx. Debtor has filed chapter 13 plan on xx/xx/2019 which states that the debtor sxxpay xx per month for 60 months and debtor will cure the subject arrears which is in the total amount of xx through plan. Currently debtor is in active bankruptcy.	Loan modification agreement was made between the borrower and Lender on xx/xx/2016. The new modified rate is 5.875% and borrower promises to pay P&I in the amount of xx which was begun on xx/xx/2016. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2056. Reason for Modification is Financial Hardship.	Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.A which was recorded on xx/xx/2005.
The chain of the assignment has not been completed. Currently, the xx is with  xx which was recorded on xx/xx/2018. However, the assignment is missing to xx.
There is a junior xx in the favor of xx in the amount of xx which was recorded on xx/xx/2005.
There is a civil judgment in the favor of  xx in the amount of xx which was recorded on xx/xx/2016.
There are 2 civil judgments in the favor of xx for the total amount of xx which were recorded on xx/xx/2018 and xx/xx/2018.
The annual xx taxes of 2019 have been paid in the amount of xx.
No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 17 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx for the due date of xx/xx/2018. The UPB reflected is in the amount of xx till the due date of xx/xx/2018.

Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy. The review of payment history shows that the borrower has been delinquent for 17 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx for the due date of xx/xx/2018. The UPB reflected is in the amount of xx till the due date of xx/xx/2018.The comment dated xx/xx/2018 states that the reason for default is an excessive obligation. No damage and repairs have been found. The loan has not been modified since origination.
Foreclosure Comments:The foreclosure was initiated and according to the comment dated xx/xx/2018, the file was referred to an attorney on xx/xx/2018. The complaint was filed on xx/xx/2018 with the case # xx. The comment dated xx/xx/2019 indicates that sale was scheduled on xx/xx/2019. The borrower had filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2019. However, the foreclosure was placed on hold.
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2019 and the plan is not confirmed yet. The POC was filed on xx/xx/2019 with the secured claim amount of xx and the arrearage amount is xx. According to the chapter 13 plan filed on 06/xx/19, the debtor sxxpay $xxxr month for 60 months. The date of the last filing the bankruptcy was xx/xx/2019. The plan not confirmed yet.	Not Applicable	Notice of Servicing Transfer	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "The list of service provider's disclosure is missing from the loan file."
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The servicing transfer disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019, shows the subject xx was originated on xx.xx with xx, FA, and it was recorded on xx/xx/2006.
The chain of assignment is not complete. Last assignment was made on xx/xx/2018 from xx. to  xx which were recorded on xx/xx/2018. However, it should be with the xx.
No active judgments or liens have been found.
The first installment xx taxes for the year of 2019 have been paid in the amount of xx
The second installment xx taxes for the year of 2019 have been due in the amount of xx
No any prior year taxes are delinquent as per updated title report.
As per the payment history as of xx/xx/2019 , the borrower is delinquent for 11 months and next payment due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx which was applied for the due date on xx/xx/2018.The current UPB is in the amount of xx.The latest collection comment as of xx/xx/2019, reflects that the last payment was received on xx/xx/2019, and the next due date on xx/xx/2019 which was the paid through date is xx/xx/2018.	Collections Comments:The review of the collection comment shows that the loan is in bankruptcy and the next due date for the payment is xx/xx/2018. The debtor "xx" had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The plan was confirmed on xx/xx/2019.
POC was filed by  xx on xx/xx/2019, in the secured claim amount xx and an arrearage in the amount of xx
As per order of confirming plan dated xx/xx/2019, the debtor sxxpay the trustee xx per month for 60 months. As per plan the debtor will be paid prexx arrearage of xx with 0% interest as well as in addition, debtor will be paid post-xx xx fee in the amount of xx After the modified chapter 13 plan was filed on xx/xx/2019.
The foreclosure file was referred to an attorney on xx/xx/2018. The foreclosure complaint was filed on xx/xx/2018. As per the collection comments, the foreclosure sale was scheduled on xx/xx/2019. However, the borrower had filed bankruptcy on xx/xx/2019 and the foreclosure was put on hold.
The Loan modification agreement was made between the borrower xx and the lender xx on xx/xx/2013. The new principal balance stated in the Modification is in the amount of xx. The lender had deferred the amount of xx from the new modified principal balance.  Hence, the interest-bearing amount is xx.
According to the collection comment dated xx/xx/2019, the reason for default is excessive obligation. The borrower intends to keep the property.
According to the xxx Report dated xx/xx/2019 located at xx the property occupied by known person and condition is good. No damage and repairs have been found latest servicing comments.

Foreclosure Comments:According to the collection comment dated xx/xx/2018, the foreclosure was initiated in 2018. The file was referred to an attorney on xx/xx/2018. The foreclosure complaint was filed on xx/xx/2018. As per the collection comments, the foreclosure sale was scheduled on xx/xx/2019. However, the borrower had filed bankruptcy on xx/xx/2019 and the foreclosure was put on hold.
Bankruptcy Comments:According to the xxx, the debtor "xx" had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The plan was confirmed on xx/xx/2019.
POC was filed by xx on xx/xx/2019, in the secured claim amount xx and an arrearage in the amount of xx
As per the trustee motion to deny discharge was filed on xx/xx/2019 xx, the debtor previously filed a xxx for relief under chapter 7 on June 8, 2016. The debtor obtained a Chapter 7 discharge in that case. The debtor filed the instant case on xxx5, 2019. The instant case was filed within four years of the prior case as a chapter 13 proceeding. In as much as the instant case was filed within four years of the commencement of that prior case, debtor is not entitled to a discharge in this case.
As per order of confirming plan dated xx/xx/2019, the debtor sxxpay the trustee xx per month for 60 months. As per plan the debtor will be paid prexx arrearage of xx with 0% interest as well as in addition, debtor will be paid post-xx xx fee in the amount of xx After the modified chapter 13 plan was filed on xx/xx/2019.
The Loan modification agreement was made between the borrower xx and the lender xx on xx/xx/2013. The new principal balance stated in the Modification is in the amount of xx. The lender had deferred the amount of xx from the new modified principal balance. Hence, the interest-bearing amount is xx. The borrower promises to make a monthly payment of xx with the rate of interest 4.000%, beginning from xx/xx/2013 till the maturity date of xx/xx/2053.	Missing Required Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers disclosure is missing from the loan file."
								* Property is Manufactured Housing (Lvl 2) "Available appraisal located at “xx“states the subject property type is a manufactured home. The Appraisal report at origination is showing that the subject property has been attached to the permanent foundation system and towing wheels and axles have been removed. The recorded copy of Manufactured home rider document located at “xx”, affidavit of Affixture document Located at “xx” and Manufactured Home Affidavit of Affixation document Located at “xx” are attached with the subject xx with a xx also the legal description shows the VIN# and the final title policy is also available in the loan file with ALTA-7 for Manufactured Home."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.xx, with xx which was recorded on xx/xx/2009, with Instrument #xx
The chain of assignment has not been completed. The last assignment is from xx to xx which was recorded on xx/xx/2018. The last assignment should be with xx.
There is one senior xx against the subject property originated on xx.xx which was recorded on xx/xx/2004.
There are two civil judgments against the borrower, “xx” in the favor of xx  for the total amount of xx which was recorded on xx/xx/2009 and xx/xx/2014 respectively.
There are two state tax liens against the borrower, “xx” in the favor of State of xx for the amount of xx which was recorded on xx/xx/2014 and xx/xx/2016 respectively.
There is one xx lien against the borrower, “xx” in the favor of xx for the amount of xx which was recorded on xx/xx/2015.

There are four HOA liens against the subject property in the favor of xx.
Attorney for  xx. and xx. for the total amount of xx which was recorded on xx/xx/2017, xx/xx/2017, xx/xx/2017 and xx/xx/2018 respectively.

First installment of xx taxes for the year of 2019 has been paid in the amount of xx on xx/xx/2019 and second installment is due in the amount of xx on xx/xx/2019. No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/2019, the borrower has been delinquent for 11 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx which was applied for the due date of xx/xx/2018. The unpaid principal balance is reflected in the amount of xx and deferred principal balance is in the amount of xx. The current interest rate is 4.625 % and P&I is $xxx	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx which was applied for the due date of xx/xx/2018. The unpaid principal balance is reflected in the amount of xx and deferred principal balance is in the amount of xx. The current interest rate is 4.625 % and P&I is $xxxing to comment dated xx/xx/2018, the reason for default is excessive obligation.

According to comment dated xx/xx/2018, the foreclosure was initiated and was referred to an attorney on xx/xx/2018. However, the foreclosure was put on hold due to bankruptcy filing.
The borrower, “xx” had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2018. The plan was confirmed on xx/xx/2018. According to xxx schedule D, the value of collateral is xx and the amount of secured claim is xx. POC was filed by the creditor, “xx” for the secured claim amount of $xxxthe amount of arrearage of $xxxx/xx/2018.
According second amended chapter 13 plan dated xx/xx/2018, the debtor sxxpay to the trustee in the amount of xx for 24 months and then, xx for 36 months and the amount of arrearage of $xxxbe paid through the chapter 13 plan with the monthly payment of xx for 36 months. The same plan was confirmed on xx/xx/2018.
According to motion to modify chapter 13 plan dated xx/xx/2019, the debtor sxxpay to the trustee in the amount of xx for 24 months and then, xx for 41 months. The same plan was confirmed on xx/xx/2019.
No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.

Foreclosure Comments:According to comment dated xx/xx/2018, the foreclosure was initiated and was referred to an attorney on xx/xx/2018. However, the foreclosure was put on hold due to bankruptcy filing.
The borrower, “xx” had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2018. The plan was confirmed on xx/xx/2018.
Bankruptcy Comments:The borrower, “xx” had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2018. The plan was confirmed on xx/xx/2018. According to xxx schedule D, the value of collateral is xx and the amount of secured claim is xx. POC was filed by the creditor, “ xx” for the secured claim amount of $xxxthe amount of arrearage of $xxxx/xx/2018.
According second amended chapter 13 plan dated xx/xx/2018, the debtor sxxpay to the trustee in the amount of xx for 24 months and then, xx for 36 months and the amount of arrearage of $xxxbe paid through the chapter 13 plan with the monthly payment of xx for 36 months. The same plan was confirmed on xx/xx/2018.
According to motion to modify chapter 13 plan dated xx/xx/2019, the debtor sxxpay to the trustee in the amount of xx for 24 months and then, xx for 41 months. The same plan was confirmed on xx/xx/2019.
The loan modification agreement was made on xx/xx/2014 between the borrower, “xx ” and the lender, “ xx”. The new modified principal balance as per modification is in the amount of xx out of which xx is deferred principal balance. Hence, interest bearing amount is reflected in the amount of xx. The borrower promises to pay P&I in the amount of xx with the modified interest rate of 4.625% beginning from xx/xx/2014. The maturity date as per modification is xx/xx/2054.	Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. Affidavit of Consideration
2. Affidavit of Disbursement
3. First Time Buyers Affidavit
4. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5. Balloon Payment
6. No Escrow Account
7. Mandatory Binding Arbitration Disclosures
8. Home Buyer Education and Counseling Disclosure"
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.A. which was recorded on xx/xx/2006.
The chain of the assignment has not been completed. The latest assignment is from xx. to  xx which was recorded on xx/xx/2018. However, the last assignment should be with xx.
No active liens and judgments have been found against the borrower and the subject property.
Second installments of school and city taxes are due in the amount of xx. No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2019, the borrower has been delinquent for 43 months and the next due is xx/xx/2016. The last payment was received on xx/xx/2019 in the amount of xx which was applied for the due date of xx/xx/2016. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 3.000 % and P&I is $xxx.	Collections Comments:The loan is currently in bankruptcy and the next due is xx/xx/2016. The last payment was received on xx/xx/2019 in the amount of xx which was applied for the due date of xx/xx/2016. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 3.000 % and P&I is $xxx. The loan was modified on xx/xx/2010. According to the modified terms, the new principal balance is in the amount of xx. According to comment dated xx/xx/2018, the reason for default is excessive obligation.
According to document located at “xx”, the foreclosure was initiated in 2014 and the file was referred to an attorney on xx/xx/2014. According to xx document located at “xx”, the complaint was filed on xx/xx/2015 with the case #xx. According to comment dated xx/xx/2017, the foreclosure is put on hold due to loss mitigation which was ended on xx/xx/2018. According to xx document located at “xx”, the amended complaint was filed on xx/xx/2018. Foreclosure was put on hold due to bankruptcy filing. The borrower, xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018. The plan was confirmed on xx/xx/2019. Motion for relief from stay was filed on xx/xx/2019 and order on motion for relief from stay was filed on xx/xx/2019
Current occupancy and condition of the subject property are unable to determine from the collection comment. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.

Update:

As per the servicing comment dated xx/xx/2023, the bankruptcy case #xx was dismissed, and the co-borrower filed a new bankruptcy under Chapter 13 with case #xx on xx/xx/2023. Further details not provided.
As per collection comment dated xx/xx/2024, the FEMA disaster was declared. CCs do not show damages.

Foreclosure Comments:According to document located at “xx”, the foreclosure was initiated in 2014 and the file was referred to an attorney on xx/xx/2014. According to Lis Pendens document located at “xx”, the complaint was filed on xx/xx/2015 with the case #xx. According to comment dated xx/xx/2017, the foreclosure is put on hold due to loss mitigation which was ended on xx/xx/2018. According to Lis Pendens document located at “xx”, the amended complaint was filed on xx/xx/2018. Foreclosure was put on hold due to bankruptcy filing. The borrower,xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018. The plan was confirmed on xx/xx/2019. Motion for relief from stay was filed on xx/xx/2019 and order on motion for relief from stay was filed on xx/xx/2019
Bankruptcy Comments:The borrower,xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018. The plan was confirmed on xx/xx/2019. POC was filed on xx/xx/2018 for the secured claim amount of xx and the amount of arrearage of xx. According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx.
According to amended chapter 13 plan dated xx/xx/2018, the debtor sxxpay to the trustee in the amount of xx for one month, then in the amount of xx for remaining 59 months.  The arrearage to be paid through the plan is in the amount of xx. Motion for relief from stay was filed on xx/xx/2019 and order on motion for relief from stay was filed on xx/xx/2019.
This step modification agreement was signed between the borrower, “xx” and the lender, “xx.” on xx/xx/2010. The loan has been modified once since origination. According to the modified terms, the new principal balance is in the amount of xx. The borrower promises to pay xx with the rate of interest starting with 2.000 % beginning from xx/xx/2010. The new maturity date is xx/xx/2043. The loan was modified with four steps of interest rate.	Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file. However, values are updated from initial application dated xx/xx/2006 located at "xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxILA Finance Charge Test: FAIL  Loan Data : xx  Comparison Data : xx  Variance : -$xxx

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxLA Foreclosure Rescission Finance Charge Test: FAIL  Loan Data : xx  Comparison Data : xx  Variance : -$xxx"
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.

1.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2.NY Interest Rate Disclosure
3.NY Hazard Insurance  Disclosure
4.Tax Escrow Account Designation
5.xx Bankers and Exempt Organizations Preapplication
6.Part 80 Disclosure
7.Alternative xx Transaction Disclosures
8.Co-Signer Notice Requirements
9.Default Warning Notice
10.Smoke Alarm Affidavit
11.xx Real Property Escrow Account Disclosure
12.Subprime Home Loan Counseling Disclosure
13.Subprime Home Loan Tax and Insurance Payment Disclosure
14.Subprime Home Loan Disclosure
15.Commitment Disclosure
16.Lock-in Disclosure
17.Expiration of Lock-in or Commitment Period"
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.A. which was recorded on xx/xx/2007.
The chain of assignment has not been completed. The last assignment is from xx to  xx which was recorded on xx/xx/2018. The last assignment should be with F xx.
There are eight city liens against the subject property in the favor of xx for the amount of xx  which was recorded on different dates.
There are two IRS liens against the borrower, “xx” in the favor of xx for the amount of xx which was recorded on xx/xx/2014 and xx/xx/2013.
There is one xx lien against the borrower, “xx” in the favor of xx for the amount of xx which was recorded on xx/xx/2015.
Combined annual taxes for the year of 2019 are due in the amount of xx on xx/xx/2020. No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/2019, the borrower has been delinquent for 12 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx which was applied for the due date of xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 2.000% and P&I is $xxx11.	Collections Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017. The POC was filed on xx/xx/2017, the POC amount is xx and the arrearage amount is xx. The schedule D of xxx does not shows any unsecured portion. The chapter 13 plan has not been confirmed yet.
The reason for default is excessive obligation.
According to the modification, the loan was modified on xx/xx/2015 in between the borrower xx and lender xx. The loan is currently in the bankruptcy and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx which was applied for the due date of xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 2.000% and P&I is $xxx11. According to seller’s tape data, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2016. The complaint was filed on xx/xx/2016. The borrower, "xx" had filed the bankruptcy under chapter 13 with the case#xx on 0xx/xx/2017. According to xxx schedule D, the value of collateral is xx and the amount of secured claim is xx.
POC was filed by the creditor for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2017. Motion for relief from stay was filed on xx/xx/2019 and order on motion for relief from stay was filed on xx/xx/2019.
According to chapter 13 plan dated xx/xx/2017, the debtor sxxpay to the trustee in the amount of xx per month for 60 months. The arrearage to be paid through the plan is in the amount of xx. The plan was confirmed on xx/xx/2017. Trustee motion to dismiss the case was filed on xx/xx/2019.
According to Motion of Trustee Claims Determination dated xx/xx/2018, the arrearage to be paid through the plan is in the amount of xx. Order for same was granted on xx/xx/2018.
Current occupancy and condition of the subject property are unable to determine from the collection comment. No comment pertaining damage to the subject property has been observed.
e xx. The new modified principal balance per modification is in the amount of xx with interest rate starting at 2.000 % and borrower promises to pay P&I in the amount of xx beginning on xx/xx/2015. The maturity date reflects per modification is xx/xx/2039.
As per the latest servicing comments, no damage to the subject property was found.
No comment was found regarding occupancy.
As per the collection comments Foreclosure action was initiated. The file was referred to attorney on xx/xx/2016. File was on hold due to bankruptcy which was filed on xx/xx/2017. Further details are not available.

Foreclosure Comments:According to seller’s tape data, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2016. The complaint was filed on xx/xx/2016. The borrower, "xx" had filed the bankruptcy under chapter 13 with the case#xx on 0xx/xx/2017.
Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter 13 with the case#xx on 0xx/xx/2017.
According to xxx schedule D, the value of collateral is xx and the amount of secured claim is xx.
POC was filed by the creditor for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2017. Motion for relief from stay was filed on xx/xx/2019 and order on motion for relief from stay was filed on xx/xx/2019.
According to chapter 13 plan dated xx/xx/2017, the debtor sxxpay to the trustee in the amount of $xxx00 per month for 60 months. The arrearage to be paid through the plan is in the amount of xx. The plan was confirmed on xx/xx/2017. Trustee motion to dismiss the case was filed on xx/xx/2019.
According to Motion of Trustee Claims Determination dated xx/xx/2018, the arrearage to be paid through the plan is in the amount of xx. Order for same was granted on xx/xx/2018.
This modification agreement was made on xx/xx/2015 between the borrower, xx ” and the lender, “xx”. The new modified principal balance per modification is in the amount of xx. Borrower promises to pay P&I in the amount of xx with the interest rate of 2.000% beginning from xx/xx/2015 till the maturity date of xx/xx/2039. The loan was modified with the three steps of interest rate.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file. However, the values are updated from initial application dated xx/xx/2007 located at "xx"
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	No Result	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2019 shows that the xx was originated on xx. The subject xx was recorded on xx/xx/2002 with the instrument #xx.  The chain of the assignment has been completed. The current assignment is with xx.
There are two junior xx active found namely as
1) In the amount of xx, which was originated on xx.
2) In the amount of xx, which was originated on xx.
There are multiple water/sewer liens active against the subject property in the total amount of xx in favor of xx. There is an active Code Enforcement or unsafe living condition lien against the subject property xx in favor of xx, which was recorded on xx/xx/2013, in the amount of xx.
There is active judgment of foreclosure in the favor of The xx, in the amount of xx which was recorded on xx/xx/2013. The complaint was filed on xx/xx/2013. The default judgment was filed on xx/xx/2014.The sheriff's sale scheduled for xx/xx/2015. The Sheriff's Sale postponed, The Sheriff's sale scheduled for xx/xx/2019 has been continued until xx/xx/2019.
The annual installments of xx taxes for the year of 2019 have been paid in the amount of xx. The current ownership is vested in the name of xx (borrower).

The review of the payment history shows that, the borrower is current with the loan and the next due date is for xx/xx/2017. The last payment was received xx/xx/2019 in the amount of xx which was applied for xx/xx/2017. The UPB stated in the payment history is xx.The Current P&I is $xxx and PITI is $xxx36 with the interest rate of 6.125%.	Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The reason for default is curtailment of income. The property has been occupied by the owner himself. No damage or repair to the property has been found.
The foreclosure process was initiated and the file was referred to an attorney on xx/xx/2018. The complaint was filed. The sale was scheduled on xx/xx/2018. The foreclosure process was kept on hold from xx/xx/2018 because of active bankruptcy.
The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2018.
The borrower's intention is to keep the property.
Foreclosure Comments:The foreclosure process was initiated and the file was referred to an attorney on xx/xx/2018. The complaint was filed. The sale was scheduled on xx/xx/2018. The foreclosure process was kept on hold from xx/xx/2018 because of active bankruptcy.

Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2018. The post-xx due date was xx/xx/2018. The POC was filed on xx/xx/2018, the amount of claim is xx and amount of arrearage is xx, under chapter 13, the debtor sxxpay to the trustee in the amount of xx for 60 months. The schedule D of xxx shows the amount of claim without deducting the value of collateral is xxand the value of property is xx.
There is no any evidence of cram down.

Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final Hud-1 settlement statement along with itemization are missing from the loan file."	* Application Missing (Lvl 2) "Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "The initial Escrow Account Disclosure and List of Service Provider Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019 the subject xx was originated on xx. and it was recorded on xx/xx/2003.
The chain of assignment is incomplete as the current assignee is xx. However, the last assignee should be xx.
There are two civil judgments against the borrower xx in the amount of xx which was recorded on xx/xx/2010 and xx/xx/2019.

There is one junior xx on the subject property in the amount of xx in favor of  xx Assistance xx and it was originated on xx.

The xx first and second installment taxes for year of 2019 have been due on xx/xx/2019 and xx/xx/2020 in the amount of xx
No prior delinquency has been found.
According to payment history as of xx/xx/2019, the borrower is delinquent for 27 months and is next due for xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of xx with interest rate of 5.750 % which was applied to the due date of xx/xx/2017. The current UPB is reflected in the amount of xx.	Collections Comments:The review of the collection comment as of xx/xx/2019, the loan is in the collection. The borrower is delinquent for 27 months and is next due for xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of xx with interest rate of 5.750 % which was applied to the due date of xx/xx/2017. The current UPB is reflected in the amount of xx.

As per xxx report, the borrower xx & xx had filed bankruptcy under chapter 7 with case#xx on xx/xx/2011. The motion for relief from stay was filed on xx/xx/2011. The debtor was discharged on xx/xx/2011 and the case was terminated on xx/xx/2011.
According to the collection comment dated xx/xx/2018, the forbearance plan was approved to the borrower xx/xx/2018 to xx/xx/2019.
As per collection comments, the servicer was discussed with the borrower regarding the short sale and DIL. The comment dated xx/xx/2018, states that the bankruptcy chapter 7 was discharged and the reinstatement quote cannot be generated unless the rexx is submitted in writing from the borrower.
According to the collection comments, the servicer had advised liquidation option to the borrower. However, the borrower rejected the option and the borrower wants to retain the property. However, as per the collection comment dated 10/xx/18, the liquidation has been approved. No comments have been found regarding the foreclosure.

As per the collection comment dated xx/xx/2019, the reason for default is excessive obligation.  The borrower intends to keep the property.
According to the collection comments unable to determine the subject property type. No damage and repairs have been found in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx report, the borrower xx & xxhad filed bankruptcy under chapter 7 with case#xx on xx/xx/2011. The motion for relief from stay was filed on xx/xx/2011. The debtor was discharged on xx/xx/2011 and the case was terminated on xx/xx/2011.	The modification agreement was made between the lender xx,and the borrower xx on xx/xx/2013, the new principal balance as per mod is xx. The first payment was due on xx/xx/2013 and the maturity date is xx/xx/2051. The modified P&I is in the amount of $xxx with an interest rate of 5.750%. The modification does not contain balloon payment.	Affiliated Business Disclosure HUD-1 Closing Statement Missing Required State Disclosures Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD1 is missing from the loan file, however, points and fees are taken from Estimated HUD -1 which is located at xx The document is considered to check the CE result."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx29
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance  -$xxx29
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxx Missing Required Disclosures (Lvl 2)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx However, the following state disclosures are missing from the loan file.

1. Impound Account Disclosure
2. Cosigner Notice
3. Private xx Insurance Disclosure
4. Earthquake Disclosure for Condominiums
5. Hazard Insurance Disclosure
6. Insurer Recommendation Disclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "The Loan was originated on xx."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
 As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.00 with K xx,  xx.
The chain of assignment has not been completed. Currently, the xx is with xx which was recorded on xx/xx/2018. However; it should be with  xx.
Junior xx originated on xx.00 in favor of xx.
Active liens and judgments against the borrower as follows:
Two civil judgment against the borrower in the total amount of xx and in favor of xx which were recorded on different dates.
Civil judgment against the borrower in the amount of xx and in favor of  xx which was recorded on xx/xx/2013.
xx annual tax for the year 2019 has been paid in the amount of xx on xx/xx/2019.
Utilities annual tax for the year 2019 is delinquent in the amount of xx which is good through by xx/xx/2019.
According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 23 month. The last payment was received on xx/xx/2018. The payment applied date was xx/xx/2017 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collection. According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 23 month. The last payment was received on xx/xx/2018. The payment applied date was xx/xx/2017 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unavailable.
No latest servicing comment or latest inspection reports have been found to determine the current occupancy and condition of the subject property. No damages or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-11 with the case# xx on xx/xx/2014. The POC was filed on xx/xx/2014, the POC amount is xx and the arrearage amount is xx The chapter 11 plan (xx) was confirmed (xx) on xx/xx/2016 and the debtor sxxpay P&I in the amount of xx for 360 months with the fixed interest rate of 4.00%. The schedule D xx of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx There is no comment indicating a cramdown.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per the application total monthly income is xx however; the total monthly debt is in the amount of xx hence the DTI is xx which is greater than xx
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at xx following state disclosures are missing from the loan files.

• Affidavit of Consideration
• Affidavit of Disbursement
• First Time Buyers Affidavit
• Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
• Balloon Payment
• No Escrow Account
• Mandatory Binding Arbitration Disclosures
• Home Buyer Education and Counseling Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of Updated title report dated xx/xx/2019, the subject xx was originated on xx.  in the amount of xx which was recorded on xx/xx/2009.
The chain of assignment has not been completed. Currently, the assignment is from  xx,xx. The assignment should be with  xx.
There are no active liens and judgments against the borrower and property.
The third and fourth installment utility taxes for the year 2019 have been delinquent in the amount of xx which was due on xx/xx/2019 and xx/xx/2019 respectively and good through till xx/xx/2019.
The first and second installment combined taxes for the year 2020 have been due in the amount of $xxxhich will be due on xx/xx/2020 and xx/xx/2020 respectively.
All priors are paid.
As per the review of payment history as of xx/xx/2019, the borrower is currently delinquent for 20 months and next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2018. The current P&I is $xxx and PITI is $xxxhe UPB reflected in the payment history is in the amount of xx.

Collections Comments:The loan is currently in the bankruptcy and next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2018. The current P&I is $xxx and PITI is $xxxhe UPB reflected in the payment history is in the amount of xx.
As per comment dated xx/xx/2018, the reason for default is an Excessive Obligation.
The loan has been modified on xx/xx/2019.
As per the Notice of xx attached with the Updated title report xx, the complaint was filed on xx/xx/2017 under the case# xx. As per the documents attached with the Updated title report xx, the motion for final judgment was filed on xx/xx/2017. The judgment was entered on xx/xx/2017. As per comment dated xx/xx/2018, the sale has been scheduled for xx/xx/2018. Sale was postponed to xx/xx/2018 due to bankruptcy. As per comment dated xx/xx/2019, the sale has been scheduled for xx/xx/2019 was postponed. Because, the borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2019 and foreclosure is on hold.
The borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The plan was confirmed on xx/xx/2019. The POC was filed by  xx on xx/xx/2019, with the secured claim amount of xx and the arrearage is xx. The schedule-D of xxx dated xx/xx/2019, the amount of claim is xx and the value of collateral is xx. As per confirmed chapter 13 plan dated xx/xx/2019, the debtor sxxpay the trustee xx monthly for 54 months. The amount of arrearages included in the plan is xx.  The order for motion for relief was filed on xx/xx/2019. The motion was resolved. The borrower will continue make the payments.
As per comment dated xx/xx/2018, the subject property has exterior damages due to fascia and soffit. Also, the roof tarped, drain pipes damaged. As per comment dated xx/xx/2018, the property is vacant and secured in condition. The total amount damage is unable to be determined. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages and we also don’t have any latest BPO to verify the property condition. No details have been found regarding the insurance claim.

Update:
As per the collection comment dated xx/xx/2021, the foreclosure step sale date was scheduled for xx/xx/2021. The foreclosure file was put on hold due to the COVID-19 loss mitigation.
As per the collection comment dated xx/xx/2021, the borrower was approved for the loan modification with the effective date xx/xx/2021 with the UPB of xx. The modified PITI is $xxx25, and the rate of interest is 6.00%. The maturity date is xx/xx/2041.
As per the collection comment dated xx/xx/2024, the reason for default was an illness of the borrower due to COVID-19, and she had an accident.
Foreclosure Comments:As per the Notice of xx attached with the Updated title report xx the complaint was filed on xx/xx/2017 under the case xx As per the documents attached with the Updated title report xx the motion for final judgment was filed on xx/xx/2017. The judgment was entered on xx/xx/2017. As per comment dated xx/xx/2018, the sale has been scheduled for xx/xx/2018. Sale was postponed to xx/xx/2018 due to bankruptcy. As per comment dated xx/xx/2019, the sale has been scheduled for xx/xx/2019 was postponed. Because, the borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2019 and foreclosure is on hold.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The plan was confirmed on xx/xx/2019. The POC was filed by xx on xx/xx/2019, with the secured claim amount of xx and the arrearage is xx. The schedule-D of xxx dated xx/xx/2019, the amount of claim is xx and the value of collateral is xx. As per confirmed chapter 13 plan dated xx/xx/2019, the debtor sxxpay the trustee xx monthly for 54 months. The amount of arrearages included in the plan is xx. The order for motion for relief was filed on xx/xx/2019. The motion was resolved. The borrower will continue make the payments.	The loan modification agreement was made between xx and xx (Lender) on xx/xx/2009 with a new principal balance of xx with fixed rate of 7.37%. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx/xx/2009 and ends with the maturity dated xx/xx/2049.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxhe loan data is xx and comparison data is xx; hence, the variance is -$xxx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxe loan data is xx and comparison data is xx; hence, the variance is -$xxx."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. NJ Application Disclosure
2. Delivery Fee Authorization
3. NJ Attorney Disclosure
4. Unacceptability of Insurance Notice
5. Attorney Disclosure II
6. Tax Bill Information
7. Private Well Testing
8. Lock-In Agreement
9. Commitment Disclosures
10. Choice of Insurer Disclosure
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the xx was originated on xx.
The chain of xx assignment has been completed. Currently, the xx assignment is with  xx.
There is a junior xx open against the subject property in favor of xx in the amount of $xxxich was originated xx/xx/2011 and recorded on xx/xx/2011 xx
There is a civil judgment against xx favor of xx in the amount of xx which was recorded on xx/xx/2017.
Annual combined taxes for 2019 are due on xx/xx/2019 in the amount of xx
Annual combined taxes for 2019 have been paid on xx/xx/2018 in the amount of xx
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 12 months. The last payment was received on xx/xx/2019 in the amount of xx and it was applied for the due date of xx/xx/2018. The current P&I is $xxx and interest rate is 4.625%. The current unpaid principal balance is in the amount of xx.	Collections Comments:The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 12 months. The last payment was received on xx/xx/2019 in the amount of xx and it was applied for the due date of xx/xx/2018. The current P&I is $xxx and interest rate is 4.625%. The current unpaid principal balance is in the amount of xx.

As per tape data, the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2017. The complaint was filed xx/xx/2017. As per updated title dated xx/xx/2019, the lis pendency was filed by xx, NA on xx/xx/2017 with the case xx  However, the file was placed on hold on xx/xx/2018 due to bankruptcy filed by borrower.  The borrower had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. Further there is no more information related to the foreclosure action.

According to the xxx, The xx (borrower) had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. POC was filed by xx on xx/xx/2018, in the secured claim amount xx and an arrearage in the amount of xx  Schedule D in xxx dated xx/xx/2018 states that the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as $xxx  The motion for relief was filed on xx/xx/2019. The loan is in active bankruptcy.

Foreclosure Comments:As per tape data, the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2017. The complaint was filed xx/xx/2017. As per updated title dated xx/xx/2019, the lis pendency was filed by xx xx, NA on xx/xx/2017 with the case#xx.  However, the file was placed on hold on xx/xx/2018 due to bankruptcy filed by borrower.  The borrower had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. Further there is no more information related to the foreclosure action.
Bankruptcy Comments:According to the xxx, The xx (borrower) had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. POC was filed by xx xx on xx/xx/2018, in the secured claim amount xx and an arrearage in the amount of $xxx27. Schedule D in xxx dated xx/xx/2018 states that the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as $xxx The motion for relief was filed on xx/xx/2019. The loan is in active bankruptcy.	Not Applicable	Affiliated Business Disclosure Missing Dicsloures Notice of Servicing Transfer	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "The list of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx. which was recorded on xx/xx/2004.
The chain of the assignment has not been completed. The latest assignment is from  xx. However, the assignment is missing from xx  to  xx.

There is a junior xx in the favor of xx. in the amount of xx which was recorded on xx/xx/2004.

There is a DOJ lien against borrower in the favor of xx in the amount of xx which was recorded on xx/xx/2013.

There is a USA lien against borrower in the favor of United State xxx in the total amount of xx which was recorded on xx/xx/2017.

There is a civil judgment against borrower in the favor of State xx, individually in the amount of xx which was recorded on xx/xx/2014.

Annual xx taxes for the year 2019 are due in the amount of xx.

No delinquent taxes have been found.	According to the payment history as of xx/xx/2019, the borrower has been delinquent for 71 months and the next due is xx/xx/2013. The last payment was received on xx/xx/2013 and P&I in the amount of $xxx47 which was applied on xx/xx/2013 with interest rate 6.875 % and PITI in the amount of $xxx10.	Collections Comments:As per the servicing comments, the loan is in bankruptcy. The reason for default is excessive obligations. The current occupancy of borrower is owner occupied.
The borrower has been delinquent for 71 months and the next due is xx/xx/2013. The last payment was received on xx/xx/2013 and P&I in the amount of $xxx47 which was applied on xx/xx/2013 with interest rate 6.875%.
The loan was not modified since origination.
The borrower xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2019.
Foreclosure Comments:As per the updated title dated xx/xx/2019, the foreclosure was initiated and complaint file was filed on xx/xx/2014. As per the foreclosure comments, the judgment hearing was scheduled on xx/xx/2019. The judgment was entered on xx/xx/2019. The sale was scheduled on xx/xx/2019. Further the sale was postponed due to borrower filed bankruptcy chapter 13 on xx/xx/2019.
Bankruptcy Comments:As per xxx report, the borrower xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2019. The POC was filed on xx/xx/2019 in the amount of xx and the amount of arrearage is xx. The debtor sxxpay to the trustee the sum of xx per month for 1 to 6 months and xx for 7 to 60 months. The Schedule D of xxx dated xx/xx/2019 shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx. However the unsecured portion is xx. The Collection comments does not show any cram down.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test: FAIL Loan Data : xx Comparison Data : xx Variance : -$xxx"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL  Loan Data : xx  Comparison Data : xx  Variance : -$xxx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is
understated by more than $xxx* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
Anti-Coercion Notice
Title Insurance Disclosure
Radon Gas Disclosure
Insurance Sales Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2019 the subject xx was originated on xx. The chain of assignment is incomplete as the assignment is with the xx. However, the assignment should be with the xx. There are two state tax liens in the favor of xx is total in the amount of xx which was recorded on xx/xx/2005 and xx/xx/2005. However, the SSN# has not been provided on the supporting documents. Annual Combined tax for the year of 2019 has been paid in the amount xx No prior year delinquent taxes have been found.	The review of payment history shows that the borrower has been delinquent for 20 months and next due date for payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2018. The UPB is reflected in the latest payment history in the amount of xx. The current P&I is $xxx and PITI is $xxx59.	Collections Comments:The review of the collection comment shows that the loan is in active Bankruptcy and next due date for the payment is xx/xx/2018.
The review of payment history shows that the borrower has been delinquent for 20 months and next due date for payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2018. The UPB is reflected in the latest payment history in the amount of xx. The reason for default is Home damage.
The loan has been modified twice since origination once in 2008 and effectively in 2016.
No foreclosure activity has not been found.
The borrower has filed bankruptcy and current status is POC filed.
As per the servicing comments, current occupancy of subject property is unable to be determined. As per the servicing comment dated xx/xx/2018, the property had damage and the home was flooded and also has mold, the borrower was not living in the home. The amount of damage is xx and only xx amount has been received in assistance. No comments have been found regarding the repair status and the current occupancy status is unable to be determined.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx records, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019 with secured claim in the amount of xx and the arrearage amount of xx. As per the proposed plan, thee debtor sxxpay the trustee xx per week for 36 months under Chapter 13. There is no comment indicating a cram-down. The date of last filing is xx/xx/2019.	The loan was modified on xx/xx/2016 between the borrower xx and lender xx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 6.250% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2016. The maturity date as per modification is xx/xx/2032. This modification does not contain balloon provision. Before this modification the loan was also modified in 2008 and the document is located at xx	Affiliated Business Disclosure Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The compliance risk indicator is moderate as this loan has failed the TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: Result FAIL Loan Data 0.000% Comparison Data 8.478% Variance -8.478%.
This loan failed the TILA APR test.
The annual percentage rate (APR) is xx The disclosed APR of xx is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method"
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan files."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx state.The following state disclosures are missing from the loan file.
1. Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$20,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2019 reflects that the subject xx was originated on xx. in the amount of xx, which was recorded on xx/xx/2001.
The chain of the assignment has not been completed. The latest assignment is with xxx xx which was recorded on xx/xx/2018. However, the missing assignment is to Federal Home Loan xx.
There is a junior xx against the subject property in the favor of xx  in the amount of xx which was recorded on xx/xx/2006.
There is notice of assessment lien against the subject property in the favor of  xx which was recorded on xx/xx/2011; however, the amount of lien is not given in the document.
 Annual combined taxes for the year of 2018 have been paid on xx/xx/2018 in the amount of xx and annual combined taxes for the year of 2019 are due on xx/xx/2020 in the amount of xx.
No prior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/2019, the borrower is currently delinquent for 56 months and the next due date for the regular payment is xx/xx/2015. The last payment was received on xx/xx/2019 in the amount of xx which was applied for the due date of xx/xx/2015. The UPB reflected in the latest payment history is in the amount of xx. As per payment history, the borrower made the 10 months payment on xx/xx/2019 total in the amount of xx which was applied for the due dates from xx/xx/2014 to xx/xx/2015.

Collections Comments:According to the review of the servicing comments. The loan is currently in the bankruptcy and the next due for the regular payment is xx/xx/2015. The last payment was received on xx/xx/2019, in the amount of xx which was applied for xx/xx/2015. The UPB reflected in the payment history is in the amount of xx.
The reason for the default of the borrower was an excessive obligation.
As per payment history, the borrower made the 10 months payment on xx/xx/2019 total in the amount of xx which was applied for the due dates from xx/xx/2014 to xx/xx/2015.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:The foreclosure was initiated. Unable to determine the foreclosure referral date from the available servicing comments. As per the tape data, the foreclosure complaint was filed on xx/xx/2018. As per the comment dated xx/xx/2018(xx), the foreclosure sale date was scheduled on xx/xx/2019; however, the foreclosure file was put on hold as the borrower  “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2019.
Bankruptcy Comments:According to the xxx report, the borrower  “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The POC was filed by the creditor  xx  on xx/xx/2019 with the POC amount of xx and the amount of arrearage is xx. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee for 60 months. The first 10 months in the amount of xx and the remaining 50 months in the amount of xx The motion for relief from the automatic stay was filed by the creditor SLS on xx/xx/2019 as the debtor failed to post-xx payments total in the amount of xx which were due from xx/xx/2019 to xx/xx/2019 each int he amount of xx however, order on xxx filed on xx/xx/2019 which reveals that the post-xx plan was modified and debtor should pay the regular payment starting from xx/xx/2019 to xx/xx/2019 each in the amount of xx No comment has been found indicating a cram-down.  The last filing date of bankruptcy was xx/xx/2019.

Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property located at xx state. The following require state disclosures are missing from the loan file.

1. TX Loan Agreement Notice.
2. Commitment Requirement/Anti-Tying.
3. TILA Disclosures in Spanish.
4. Choice of Insurance Notice.
5. Collateral Protection Insurance Disclosure.
6. Non-Deposit Investment Product Disclosure Are there any promotional materials?
7. Insurance Solicitation/Post Commitment Requirement.
8. Construction Loan Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per the final hud-1 document, the Settlement date is xx/xx/2001 which is different from the note date xx/xx/2001."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the subject xx was originated on xx.00 is active on the title.
Chain of assignment has not been completed. Currently, the xx is with xx. However, the last assignee should be  xx.
There is a junior xx showing on the title in the amount of xx which was executed on xx/xx/2004 and recorded on xx/xx/2004 in the favor of xx  .
There is a civil judgment against borrower, xx in the amount of xx which was recorded on xx/xx/2013.
1st and 2nd installments taxes for the year of 2020 have been paid each in the amount of xx. No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for 24 months and the next payment is due for xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2017. The current P&I is $xxx36 and PITI is $xxx92.
Collections Comments:According to collection comments as of xx/xx/2019, the loan is currently in foreclosure and borrower is next due for xx/xx/2017.
As per collection comments, the last payment was received on xx/xx/2019 and current UPB is xx.
The RFD is unable to be determined from the available collection comments.
Foreclosure action was initiated on xx/xx/2019. Currently, the foreclosure action has been placed on hold due to loss mitigation workout. No schedule sale date was found.
 No evidence of damage or repair to the subject property has been found.

Foreclosure Comments:As per servicing comments, the loan was referred to foreclosure on xx/xx/2019.  Collection comment dated xx/xx/2019 shows the complaint was filed on xx/xx/2019. Foreclosure file was later placed on hold due to loss mitigation workout.  No further information was found.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is Moderate due to failure of TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) FAIL
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxThis loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR
§226.23(h) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxx Missing Appraisal (Lvl 2)     "An Appraisal report from origination is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business agreement disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the subject xx was originated on xx.00 with xx as a nominee for  xx.  xx recorded on xx/xx/2005 with the instrument# xx
 The chain of xx assignment has not been completed. Currently, the xx assignment is with xx recorded on xx/xx/2018. The assignment should be with xx.

There is a junior xx open against subject property originated on xx.00 with xx as a nominee forxx recorded on xx/xx/2005 with the instrument# xx

There is a HOA lien / COA Lien active against property in the amount of xx held by xx recorded on xx/xx/2016.
The combined annual taxes have been paid in the amount of xx on xx/xx/2019 for the year of 2019.
As per review of payment history as of dated xx/xx/2019 the borrower is delinquent for 11 months. The next payment is due on xx/xx/2018. The last P&I payment was received on xx/xx/2019 in the amount of xx with the interest rate of 4.625%.The current unpaid principal balance is in the amount of xx.	Collections Comments:As per servicing collection comments the loan is in active bankruptcy. As per review of payment history as of dated xx/xx/2019 the borrower is delinquent for 11 months. The next payment is due on xx/xx/2018. The last P&I payment was received on xx/xx/2019 in the amount of xx with the interest rate of 4.625%.The current unpaid principal balance is in the amount of xx.

The loan modification agreement was made between xx (borrower) and  xx(“Lender”) on xx/xx/2014. As per agreement the new principal balance is in the amount of xx. The borrower had promised to pay P&I payment in the amount of xx with interest rate of 4.625% which was begun from xx/xx/2014.The maturity of this agreement is xx/xx/2054.
The foreclosure proceedings were initiated against the subject property by referring it to Attorney on xx/xx/2019. The complaint was filed on xx/xx/2019.   Foreclosure sale date was scheduled on  xx/xx/2019. The foreclosure proceeding has been placed on hold due to bankruptcy filing. No further evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings
xx   (Debtor) has filed Bankruptcy under chapter-13 on xx/xx/2019 with the case#xx.  The POC was filed by xx on xx/xx/2019. As per POC the secure claim is in the amount of xx with arrearage in the amount of xx. The xxx was not filed. The original plan was filed on xx/xx/2019. The plan has not been confirmed yet. The date of last filing was xx/xx/2019.

Update:
As per the collection comment dated xx/xx/2021, the foreclosure step sale date was scheduled for xx/xx/2021. The foreclosure file was closed on xx/xx/2021.
As per the collection comment dated xx/xx/2021, the subject property was occupied by the unknown party.
As per the collection comment dated xx/xx/2024, the reason for default was an illness of the borrower.

Foreclosure Comments:The foreclosure proceedings were initiated against the subject property by referring it to Attorney on xx/xx/2019. The complaint was filed on xx/xx/2019.   Foreclosure sale date was scheduled on  xx/xx/2019. The foreclosure proceeding has been placed on hold due to bankruptcy filing. Borrower has filed bankruptcy under chapter 13 on xx/xx/2019 with case no#xx. No further evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings
Bankruptcy Comments:xx (Debtor) has filed Bankruptcy under chapter-13 on xx/xx/2019 with the case#xx. The POC was filed by xx on xx/xx/2019. As per POC the secure claim is in the amount of xx with arrearage in the amount of xx. The xxx was not filed. The original plan was filed on xx/xx/2019. The plan has not been confirmed yet. The date of last filing was xx/xx/2019.	The loan modification agreement was made between xx (borrower) and xx(“Lender”) on xx/xx/2014. As per agreement the new principal balance is in the amount of xx. The borrower had promised to pay P&I payment in the amount of xx with interest rate of 4.625% which was begun from xx/xx/2014.The maturity of this agreement is xx/xx/2054.	Missing Required Disclosures Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers is missing in the loan file."
								* Missing Required State Disclosures (Lvl 2) "The subject property is located in xx State. The Waiver of Borrowers Rightsand Closing Attorney Affidavit disclosure and Disclosure of Additional Fees disclosure are missing in the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated onxx (borrower) and (lender)  xx, which was recorded on xx/xx/2003. The chain of assignment is complete as the subject xx is with the current assignee,xx.
There is an active junior xx against the subject property in the amount $xxxich was recorded on xx/xx/2014 in favor of xx.
There is an active xx, Medical or Attorney Lien against the borrower in the amount of xx which was recorded on xx/xx/2015 in favor of xx
Annual Combined tax for the year of 2019 is due on xx/xx/2020 in the amount of xx.
Annual Combined tax for the year of 2018 has been paid on xx/xx/2018 in the amount of xx.
Review of the payment history provided from xx/xx/2003 to xx/xx/2019 reveals that borrower has been the delinquent for 16 months. The last payment was received in the amount of xx on xx/xx/2019 which was applied for the due date of xx/xx/2018. The next due date is xx/xx/2018. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 5.750%.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower has been the delinquent for 16 months. The last payment was received in the amount of xx on xx/xx/2019 which was applied for the due date of xx/xx/2018. The next due date is xx/xx/2018. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 5.750%.
There is no information regarding foreclosure proceeding on the subject property in the available servicing comments.
Borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2018. POC was filed on xx/xx/2018 which shows that the amount of secured claim is xx and the amount of arrearage is xx. Debtor has filed chapter 13 plan on xx/xx/2018 which states that the debtor sxxpay xx per month for 60 months and debtor will cure the subject contractual payment which is in the amount of xx per month by the trustee. Order Confirming Plan was filed on xx/xx/2018 which states that the debtor chapter 13 plan is hereby confirmed. Motion Dismiss/Convert/Modify was filed on xx/xx/2019. Order on Trustee's Motion to Dismiss/Convert/Modify was filed on xx/xx/2019 which states that the Plan payments are set at $xxx00 per month beginning in December 2019, with the plan extended. Currently debtor is in active bankruptcy.
As per comments subject property has been occupied by the owner and in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2018. POC was filed on xx/xx/2018 which shows that the amount of secured claim is xx and the amount of arrearage is xx. Debtor has filed chapter 13 plan on xx/xx/2018 which states that the debtor sxxpay xx per month for 60 months and debtor will cure the subject contractual payment which is in the amount of xx per month by the trustee. Order Confirming Plan was filed on xx/xx/2018 which states that the debtor chapter 13 plan is hereby confirmed. Motion Dismiss/Convert/Modify was filed on xx/xx/2019. Order on Trustee's Motion to Dismiss/Convert/Modify was filed on xx/xx/2019 which states that the Plan payments are set at xx per month beginning in December 2019, with the plan extended. Currently debtor is in active bankruptcy.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of Servicer Provider is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "Below State Disclosures are missing from loan file;
Amortization Schedule Disclosure
Credit Property Insurance Disclosure
Fee Agreement
Priority of Security Instrument Disclosure
Attorney Selection Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, in favor of  xx. recorded in Instrument# xx
The chain of assignment has not been completed. The assignment from xx to Federal Home Loan xx is missing.
There is junior xx against the property which was originated on xx.00, in favor of xx as nominee for  xx recorded in Instrument# xx.
No active liens and judgments have been found.
No prior year delinquent taxes have been found. 2nd and 3rd installments of School taxes for the year 2019-2020 are due on xx/xx/2019 and xx/xx/2020 in the respective amount of xx and xx	As per the review of payment history as of xx/xx/2019, the borrower is delinquent with a loan for 10 months and the next due date for payment is xx/xx/2018. The last payment was received on xx/xx/2018 in the amount of xx which was applied for due date xx/xx/2018. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx49 with an interest rate of 4%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per the payment history as of xx/xx/2019, the borrower is delinquent with a loan for 10 months and the next due date for payment is xx/xx/2018. The last payment was received on xx/xx/2018 in the amount of xx which was applied for due date xx/xx/2018. The current UPB reflected as per the payment history is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
The reason for default is excessive obligations. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Update:
As per servicing comment dated xx/xx/2023, the borrower filed for bankruptcy under Chapter 13 with case#xx on xx/xx/2018 and the case was dismissed on xx/xx/2020. Again co-borrower filed for bankruptcy under Chapter 13 with case#xx on xx/xx/2020 and bankruptcy is still active.

Foreclosure Comments:The foreclosure was initiated in the loan and the complaint was filed on xx/xx/2017 with casexx. The foreclosure file was closed on xx/xx/2017 as the loan was reinstated. The Release of xx was recorded on xx/xx/2017.
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2019 with secured claim in the amount of xx and the arrearage amount of xx The plan is yet to be confirmed. As per the proposed plan, the debtor sxxpay the trustee $xxxr 60 months under Chapter 13. The xxx was filed on xx/xx/2019. The date of last filing is xx/xx/2019.	The loan was modified on xx/xx/2014 between the borrower xx and lender xx As per the modified terms, the new principal balance is xx. There are 2 steps of modification. The borrower promises to pay as per modified plan and the 1st step is xx monthly with a modified interest rate 4.000% beginning from xx/xx/2014, 2nd step is xx monthly with a modified interest rate 4.125% beginning from xx/xx/2019, with a maturity date xx/xx/2034. This loan was modified once	Affiliated Business Disclosure HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Some of the points and fees of HUD-1 are hand written."	* Missing Required Disclosures (Lvl 2) "The list of service provider disclosure is missing from the loan file"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx state. The following disclosures are missing from the loan file:

1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. xx Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative xx Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10.Smoke Alarm Affidavit
11.xx Real Property Escrow Account Disclosure
12.Subprime Home Loan Counseling Disclosure
13.Subprime Home Loan Tax and Insurance Payment Disclosure
14.Subprime Home Loan Disclosure
15.Commitment Disclosure
16. Lock-in Disclosure
17.Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of service transfer is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.A.’ which was recorded on xx/xx/2005.
The chain of assignment has been completed. The last assignment was done from ‘xx’,  to xx which was recorded on xx/xx/2019. However the last assignment should be with ‘xx’.
The active liens and judgments have been found.
The xx taxes for 2019 have been paid off in amount of xx.
The xx taxes for 2019 due in amount of xx payable through due date xx/xx/2019.
No prior year delinquent taxes have been found.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 14 months. The last payment was received in the amount of xx and it was applied for the due date of xx/xx/2018. The current P&I is $xxx and interest rate is 4.00%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Comments:
1.xx
2. xx
3. xx
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 14 months. The last payment was received in the amount of xx and it was applied for the due date of xx/xx/2018. The current P&I is $xxx and interest rate is 4.00%. The current unpaid principal balance is in the amount of xx.
The review of collection comment states that foreclosure was initiated in 2018. The foreclosure file was referred to attorney on xx/xx/2018. As per Notice of Sale (located-xx), foreclosure sale was scheduled for xx/xx/2018. Sale was not scheduled and BK case filed by borrower. The foreclosure sale was canceled due to foreclosure file was put on hold for BK case. Bankruptcy was filed by xx under the chapter 13 case#xx on xx/xx/2018. The foreclosure sale was postponed many times (xx/xx/2019, xx/xx/2019, xx/xx/2019, xx/xx/2019 and xx/xx/2019) in active BK case. The latest comment dated xx/xx/2019 shows that foreclosure new sale was scheduled on xx/xx/2019. Currently loan is in active BK case. The property may get sold in near future if the bankruptcy hold gets removed. No further information has been found regarding foreclosure sale. We do not have enough comments to confirm the possible outcome of sale (comments are provided till xx/xx/2019).
The subject property is occupied by owner and no damages/repairs have been found. As per comment dated xx/xx/2018, reason for default is curtailment of income.

Foreclosure Comments:The review of collection comment states that foreclosure was initiated in 2018. The foreclosure file was referred to attorney on xx/xx/2018. As per Notice of Sale (located-xx), foreclosure sale was scheduled for xx/xx/2018. Sale was not scheduled and BK case filed by borrower. The foreclosure sale was canceled due to foreclosure file was put on hold for BK case. Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2018. The foreclosure sale was postponed many times (xx/xx/2019, xx/xx/2019, xx/xx/2019, xx/xx/2019 and xx/xx/2019) in active BK case. The latest comment dated xx/xx/2019 shows that foreclosure new sale was scheduled on xx/xx/2019. Currently loan is in active BK case. The property may get sold in near future if the bankruptcy hold gets removed. No further information has been found regarding foreclosure sale. We do not have enough comments to confirm the possible outcome of sale (comments are provided till xx/xx/2019).
Bankruptcy Comments:Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2018. Schedule D of xxx dated xx/xx/2018 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as $xxx The POC deadline set on xx/xx/2019 and creditor ‘xx’ has filed POC on xx/xx/2018 xx with secured amount is xx and arrearage is xx. Amended plan was entered on xx/xx/2019 shows that debtor sxxpay the payment xx per month for 8 months, $xxxer month 47 months. Debtor sxxpay the pre-xx arrearage in amount of xx with monthly payment xx Plan has not been confirmed yet. Currently loan is in active BK case. No further details have been found regarding bankruptcy.	The loan modification agreement was made between xx Borrower) and xx (Lender) on xx/xx/2015 with the new modified unpaid principal balance is xx. The interest bearing amount was xx with interest rate 4.00% and the modified P&I was $xxx. The first modified payment due date was xx/xx/2015 and the maturity date will be xx/xx/2055.	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk Indicator is Moderate due to,
1. TILA Finance Charge Test: Failed.
2. TILA Foreclosure Rescission Finance Charge Test: Failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "CE TILA Test Failed due to,
1. TILA Finance Charge Test: Loan Data: xx, Comparison Data: xx, Variance: -$xxx.
2. TILA Foreclosure Rescission Finance Charge Test: Loan Data: xx, Comparison Data: xx, Variance: -$xxx."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per final HUD-1, settlement date is xx/xx/2005 which is after the note date xx/xx/2005."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019 the subject xx was originated on xx. and it was recorded on xx/xx/2003.
The chain of assignment is incomplete as the current assignee is xx. However, the last assignee should be  xx.
There is an active senior xx prior to the subject xx, in the favor of the xx in the amount of xx which was recorded on xx/xx/2001 with  xx
There is one junior xx on the subject property in the amount of xx in favor of xx and it was originated on xx.
There is HOA lien against the subject property is in the favor of the , xx. in the amount of xx which was recorded on xx/xx/2017.
There is judgment against the borrower xx in the amount of xx which was recorded on xx/xx/2017.

The combined first and second installment taxes for year of 2018 have been paid in the total amount of xx
No prior delinquency has been found.
According to payment history as of xx/xx/2019, the borrower is delinquent for 15 months and is next due for xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx with interest rate of 4.625 % which was applied to the due date of xx/xx/2018. The current UPB is reflected in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that the loan is in bankruptcy.
According to payment history as of xx/xx/2019, the borrower is delinquent for 15 months and is next due for xx/xx/2018.  The current UPB is reflected in the amount of xx.
According to the collection comment dated xx/xx/2019, the foreclosure was initiated in 2017. The complaint was filed on xx/xx/2019. The foreclosure judgment was entered on xx/xx/2017. According to the collection comment located at xx, the foreclosure sale was scheduled on xx/xx/2018. However, as per the collection comment dated xx/xx/2018, the foreclosure was put on hold due to the borrower had filed bankruptcy xx/xx/2018.
As per xxx report, the borrowerxx and xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2018. The plan was confirmed on xx/xx/2019. POC was filed by xx, xx on xx/xx/2018, in the secured claim amount xx and an arrearage in the amount of xx. The amended chapter 13 plan was filed on xx/xx/2019 xx the debtor sxxpay $xxxr month for 6 months, then xx per month for 54 months to the Trustee, starting not later than 30 days after the order for relief, for 60 months, for a total amount of $xxxThe reason for default is excessive obligation.
The subject property is owner occupied.  According to collection comment, no damages or repairs have been found.  Latest xxx Report is not available in the loan file.

Update:
As per servicing comment dated xx/xx/2024, foreclosure cancelled due to loss mitigation.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligation.

Foreclosure Comments:According to the collection comment dated xx/xx/2019, the foreclosure was initiated in 2017. The foreclosure file was referred to an attorney on xx/xx/2017. The complaint was filed on xx/xx/2019. The foreclosure judgment was entered on xx/xx/2017. According to the collection comment located at “xx”, the foreclosure sale was scheduled on xx/xx/2018. However, as per the collection comment dated xx/xx/2018, the foreclosure was put on hold due to the borrower had filed bankruptcy xx/xx/2018.
Bankruptcy Comments:As per xxx report, the borrower xx andxx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2018. The plan was confirmed on xx/xx/2019. POC was filed by xx xx, xx on xx/xx/2018, in the secured claim amount xx and an arrearage in the amount of xx. The amended chapter 13 plan was filed on xx/xx/2019(xx) the debtor sxxpay $xxxr month for 6 months, then xx per month for 54 months to the Trustee, starting not later than 30 days after the order for relief, for 60 months, for a total amount of $xxx
The loan has been modified once since origination. The loan modification was made on xx/xx/2014 between the borrower xx and xx and the lender xx According to the modified terms, the new principal balance is in the amount of xx. The borrower promises to pay xx with the rate of interest 4.625 % beginning from xx/xx/2014. The new maturity date is xx/xx/2054.	Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file. However, values are updated as per the document "xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test.

Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien xx lending under the First Lien xx Lending License and Subordinate Lien xx Lending
License."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA finance charge test.
IN License Validation Test: FAIL"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data  xx Variance  -$xxx26
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data  xx Comparison Data xx Variance  -$xxx26
This loan failed the TILA foreclosure rescission finance charge test.

The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxx Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.

1.Hazard Insurance Disclosure
2.Federal Consumer Credit Protection Act Disclosure
								3.Insurance Freedom of Choice Disclosure"		Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, with xx as nominee for xx.
The chain of assignment is incomplete. Currently, the xx is with xx.
There are two civil judgment against the borrower  with lender xx and xx each in the amount of xx and xx which were recorded on xx/xx/2009 and xx/xx/2015 respectively.

Property Tax Status:
The RE taxes of 2019 will be due on xx/xx/2020 in the amount of xx

No delinquent taxes have been found.

According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 10 months. The last payment was received on xx/xx/2019 which was applied to the due date xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx	Collections Comments:As per collection comments, the loan is in the bankruptcy and the borrower is currently delinquent for 11 months. The last payment was received on xx/xx/2019.
The UPB reflected as per the payment history is in the amount of xx.

The foreclosure action  which was initiated in 2018  has been put on hold due to bankruptcy filed by the borrower under chapter 13, case#xx. No further details have been found.
Foreclosure Comments:As per collection comments, the foreclosure was initiated and  the complaint was filed on xx/xx/2018. However, the foreclosure action was later put on hold due to bankruptcy filed by the borrower under chapter 13, case#xx. No further details have been found
Bankruptcy Comments:As per xxx report, the borrower xx and xx had filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2018 for the secured claim of xx and arrearage in the amount of xx. The modified plan filed by the debtor on xx/xx/2018 has been confirmed by the court. The plan was confirmed on xx/xx/2019.	This loan modification agreement was made between (borrower)xx and xx and (Lender) xx . on xx/xx/2017.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 6.500% and new P&I is in the amount of $xxx beginning from xx/xx/2017. The new maturity date is xx/xx/2057.	Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at xx. follwoing state disclosures are missing from the loan files.
1.Agent Preference Disclosure
2.Casualty Insurance Disclosure
3.Manufactured Home Loan  Disclosures"
								* TIL not hand dated (Lvl 2) "Truth In Lending is not hand dated by all borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The Updated title report dated xx/xx/2019 shows that the xx was originated on xx.A, in the amount of xx. The subject xx was recorded on xx/xx/2006 with the instrument # xx  The chain of the assignment has not been completed. The current assignment is with xx.
There is an active xx prior to subject xx has been found. It was originated on xx.20 in favor of xx.
There are two civil judgments in the amount of xx andxx. in favor of xx. The civil judgment of amount $xxxbeen found active against the borrower in favor of xx
The first installments of xx taxes for the year of 2019 have been paid in the amount of xx The second installments of xx taxes for the year of 2019 are due in the amount of xx for the due date of xx/xx/2019. The current ownership is vested in the name of xx (borrower).
The review of payment history as of xx/xx/2019 shows that the borrower is currently delinquent for 13 months and next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2019. The current P&I is $xxx and PITI is $xxx27. The UPB reflected in the payment history is in the amount of xx. The borrower has been making payment as per Modification agreement.	Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The reason for default is illness of borrower.
The foreclosure process was initiated and the file was referred to an attorney on xx/xx/2018. The complaint was filed on xx/xx/2018. The sale was scheduled on xx/xx/2019. The foreclosure process was kept on hold from xx/xx/2019 because of active bankruptcy.
The borrower xx had filed bankruptcy under Chapter-13 with the Case# xx on 0xx/xx/2019. The plan was confirmed on xx/xx/2019.
The property has been occupied by the owner himself.
Foreclosure Comments:The foreclosure process was initiated and the file was referred to an attorney on xx/xx/2018. The complaint was filed on xx/xx/2018. The sale was scheduled on xx/xx/2019. The foreclosure process was kept on hold from xx/xx/2019 because of active bankruptcy.
Bankruptcy Comments:The borrower xx had filed bankruptcy under Chapter-13 with the Case# xx on 0xx/xx/2019. The plan was confirmed on xx/xx/2019.
 The POC was filed on xx/xx/2019, with the claim amount of xx and the arrearage amount is xx. The Chapter 13 plan was confirmed on xx/xx/2019. The debtor sxxpay to the trustee the sum of xx for 12 months and xx for 48 months under Chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, there is no unsecured portion.
The modification agreement was done on xx/xx/2018, between the (borrower) xx and the (lender) xx
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of 4.5% with the modified P&I of $xxx.
The first payment date was due on xx/xx/2018 and the new maturity date is xx/xx/2058.
There is no deferred balance has been stated.

Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. Affidavit of Consideration
2. Affidavit of Disbursement
3. First Time Buyers Affidavit
4. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5. Balloon Payment
6. No Escrow Account
7. Mandatory Binding Arbitration Disclosures
								8. Home Buyer Education and Counseling Disclosure"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated  xx/xx/2019 shows that the subject xx was originated on xx.00, with  xx Incorporated, doing business in xx

The chain of assignment is not completed as the subject xx is currently assigned to “xx” instead of “xx.”

The annual xx taxes for 2019 have been paid in full in the amount of xxon xx/xx/2020.

No prior year delinquent taxes have been found in the updated title report.

Review of updated payment history as of xx/xx/2019, the loan is currently in delinquency for +20 months and the next due for regular payment is xx/xx/2017. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of xx for the due date of xx/xx/2017. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in active Bankruptcy. The loan is currently in delinquency for +20 months and the next due for regular payment is xx/xx/2017. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of xx for the due date of xx/xx/2017. The UPB as of the date is in the amount of xx.
The servicing comment dated xx/xx/2018 states that the property had damages due to Hurricane IRMA the water flew into the house through the back and by the chimney. The garage door and AC unit need to be replaced and this costs $xxx. The roof was damaged and water came into the room and water stained on the ceiling and damage to the fireplace garage door. This costs xx However, no details are available in the latest 24 months servicing comments regarding the exact cost of all repairs and current status of repairs.
The debtor (xx) had filed bankruptcy under chapter- 13 with the case#xx on xx/xx/2018.
The Schedule-D in xxx shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx.
The POC was filed on xx/xx/2018 with the secured claim of xx with an arrearage of xx.
According to the debtor's amended chapte-13 plan which was filed on xx/xx/2019, the debtor sxxmake regular subject xx payments to the trustee and the total arrearage of xx will be paid through to the trustee through plan. This plan was confirmed on xx/xx/2019.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2017 and the complaint was filed on xx/xx/2018. The foreclosure proceedings were placed on hold as the debtor had filed bankruptcy under chapter- 13 with the case#xx on xx/xx/2018. The loan is still in active Bankruptcy.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2017 and the complaint was filed on xx/xx/2018. The foreclosure proceedings were placed on hold as the debtor had filed bankruptcy under chapter- 13 with the case#xx on xx/xx/2018. The loan is still in active Bankruptcy.

Bankruptcy Comments:Claim No: 5
The debtor (xx) had filed bankruptcy under chapter- 13 with the case#xx on xx/xx/2018.
The Schedule-D in xxx shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx.
The POC was filed on xx/xx/2018 with the secured claim of xx with an arrearage of xx.
According to the debtor's amended chapte-13 plan which was filed on xx/xx/2019, the debtor sxxmake regular subject xx payments to the trustee and the total arrearage of xx will be paid through to the trustee through plan. This plan was confirmed on xx/xx/2019.
The loan was modified on xx/xx/2017 with new principal balance of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 3.500% beginning from xx/xx/2017 to the new maturity date of xx/xx/2057.	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.

GSE (xx & Freddie Mac public guidelines) Points and Fees Test: FAIL    Charged: xx    Allowed: xx    Over by: +$xxx02"
* DTI > 60% (Lvl 2)     "The borrower's DTI is 74.118% per final 1003 as the Borrower total net income was $xxx68 and total expenses are in the amount of $xxx27."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliate business disclosure is missing from loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the subject xx was originated on xx.00 with  xx recorded on xx/xx/2007 with the instrument# xx. The chain of xx assignment has not been completed. Currently, the xx assignment is with xx recorded on xx/xx/2019. The assignment should be with xx.
There are multiple judgments and liens against subject property / Borrower. These are as follows.
1)There are 3 HOA Liens / COA liens active against subject property in the total amount of xx recorded on xx/xx/2016, xx/xx/2017 and xx/xx/2018   held by xx.
2) There is an IRS lien against borrower in the amount of xx recorded on xx/xx/2018 held by xx.
3) There is a judgment against borrower in the amount of xx recorded on xx/xx/2009 held by xx.
The annual combined taxes are due in the amount of xx for the year of 2019.
As per review of payment history as of xx/xx/2019 the borrower is delinquent for 15 months. The next payment is due on xx/xx/2018. The last P&I payment was received on xx/xx/2019 in the amount of xx with the interest rate of 6.875%.The current unpaid principal balance is in the amount of xx.	Collections Comments:As per servicing collection comments the loan is in bankruptcy. As per review of payment history as of xx/xx/2019 the borrower is delinquent for 15 months. The next payment is due on xx/xx/2018. The last P&I payment was received on xx/xx/2019 in the amount of $xxx with the interest rate of 6.875%.The current unpaid principal balance is in the amount of xx.

SPO-1 Foreclosure Comments 4 & Pool 1_File 2_Prior Comments.

As per servicing collection comments the foreclosure was initiated against subject property. The foreclosure was referred to attorney on xx/xx/2018 and the Complaint was filed on xx/xx/2018. The Service was completed on xx/xx/2018. Judgment was entered on xx/xx/2018 with amount of xx.The sale date was scheduled on xx/xx/2018 with maximum bid in the amount of xx. This foreclosure was placed on hold due to bankruptcy filing. As per comment dated xx/xx/2018 the borrower had filed bankruptcy under chapter 13 on xx/xx/2018 with case #xx. This bankruptcy was terminated on xx/xx/2019. As per comment dated xx/xx/2019 show that foreclosure was placed on hold due bankruptcy filing.xx  (Debtor) has filed Bankruptcy under chapter-13 on xx/xx/2019 with the case#xx.

No further evidences are available in the servicing comments regarding the foreclosure.

Foreclosure Comments:SPO-1 Foreclosure Comments 4 & Pool 1_File 2_Prior Comments.

As per servicing collection comments the foreclosure was initiated against subject property. The foreclosure was referred to attorney on xx/xx/2018 and the Complaint was filed on xx/xx/2018. The Service was completed on xx/xx/2018. Judgment was entered on xx/xx/2018 with amount of xx.The sale date was scheduled on xx/xx/2018 with maximum bid in the amount of xx. This foreclosure was placed on hold due to bankruptcy filing. As per comment dated xx/xx/2018 the borrower had filed bankruptcy under chapter 13 on xx/xx/2018 with case #xx. This bankruptcy was terminated on xx/xx/2019. As per comment dated xx/xx/2019 show that foreclosure was placed on hold due bankruptcy filing. Again xx  (Debtor) has filed Bankruptcy under chapter-13 on xx/xx/2019 with the case#xx.

No further evidences  are avaialble in the servicing comments regarding the foreclosure.
Bankruptcy Comments:xx (Debtor) has filed Bankruptcy under chapter-13 on xx/xx/2019 with the case#xx. The POC was filed by xx on xx/xx/2019. As per amended POC the secure claim is in the amount of xx with arrearage in the amount of xx The xxx was filed on xx/xx/2019. The original plan was filed on xx/xx/2019 which was confirmed on xx/xx/2019. As per confirmed plan the debtor has to pay outside except arrears of xx without interest. The date of last filing was xx/xx/2019.	Not Applicable	Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "Appraisal report at the time of loan origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is  missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following disclosures are missing in the loan file.
1) Fair Housing Notice.
2) Homeownership Protection Center Disclosures.
								3) Notice of Free Choice of Agent or Insurer."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2019 shows that the xx was originated onxx (borrower) and (lender) xx, in the amount of xx. The subject xx was recorded on xx/xx/2004 with the xx.
There is a junior xx active found in the amount of xx in favor of xx/xx/2006 and which was recorded on xx/xx/2006 with the xx in favor of  xx.
The chain of the assignment has not been completed. The current assignment is with  xx.
The first installments of town taxes for the year of 2018 have been paid in the amount of xx. The second installments of town taxes for the year of 2018 are due in the amount of xx for the due date of xx/xx/2020. The current ownership is vested in the name of xx (borrower).

According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 21 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx57 and PITI is in the amount of $xxx82. The UPB reflected as per the payment history is in the amount of xx.

Collections Comments:The review of comment history shows that the loan is in active foreclosure. The reason for default is excessive obligation. The property has been occupied by the owner himself. No damage or repair to the property has been found.
The foreclosure process was initiated and it was referred to an attorney. The complaint was filed on xx/xx/2018 with the case#xx. The judgment was entered on xx/xx/2019.  According to comment history dated xx/xx/2019, the foreclosure process was kept on hold from xx/xx/2019 because of court delay. No further details have been found.
The borrower xx and xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2013. The plan was confirmed on xx/xx/2014 and it was dismissed on xx/xx/2018.

Update:
As per the collection comment dated xx/xx/2022, the borrower was approved for the loan modification with the effective date of xx/xx/2022. The modified UPB is xx and the monthly P&I is xx with an interest rate of 5.75%. The maturity date is xx/xx/2034.
As per the collection comment dated xx/xx/2023, the subject property was occupied by the owner.

Foreclosure Comments:The foreclosure process was initiated and it was referred to an attorney. The complaint was filed on xx/xx/2018 with the case xx. The judgment was entered on xx/xx/2019.  According to comment history dated xx/xx/2019, the foreclosure process was kept on hold from xx/xx/2019 because of court delay. No further details have been found.
Bankruptcy Comments:The borrower xx and xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2013. The plan was confirmed on xx/xx/2014 and it was dismissed on xx/xx/2018.
The POC was filed on xx/xx/2014, the amount of claim is xx and amount of arrearage is $xxxer chapter 13, the debtor sxxpay to the trustee in the amount of $xxxnthly for 60 months. The schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx out of which xx is unsecured.
There is no any evidence of cram down.

Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "First xx lender licenses and secondary xx lender licenses in existence on June 30th, 2008 sxxbe deemed on and after xxxst, 2008, to be a xx lender license.
As of xxx, 2008 the Connecticut First xx Lender License and the Connecticut Second xx Lender License are no longer valid. The Connecticut xx Lender License is available for loans with a closing date before xxxst, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test, the TILA foreclosure rescission finance charge test and the Connecticut license validation test."
* ComplianceEase TILA Test Failed (Lvl 2)     "The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxhe finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Missing Required Disclosures (Lvl 2)     "The service provider disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1.Appraisal Disclosure
2.2nd Liens = provide CT disclosure and comply with terms xx Insurance Disclosure
3.Interest Rate Disclosure
4.Lock-In Agreement Disclosure
5.Payoff Statement Disclosure
6.Legal RepresentationDisclosure
7.Non-Prime HUD ContactDisclosure
8.Non-Prime Notice of LoanTerms Disclosure
9.Interim Financing Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form document is missing from loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR document is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.
The chain of the assignment has not been completed. Currently, the assignment is with xx which was recorded on xx/xx/2019. However, the assignment is missing to xx.
1) There is a state tax lien in the favor of xx which was recorded on xx/xx/2017 in the amount of xx
The combined annual taxes for the year of 2019 have been paid in the amount of  xx No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 46 months and next due date for the payment is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of xx for the due date of xx/xx/2017. The UPB is reflected in the amount of xx till the due date of xx/xx/2017.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower xx had filed bankruptcy under Chapter-13 with the Case# xx on xx/xx/2019. The POC was filed on xx/xx/2019 with the claim amount of xx and the arrearage amount is xx. The Chapter 13 plan was not confirmed yet. As per the chapter 13 plan, the debtor sxxpay to the Trustee the sum of the xx per month for a period of 57 months. The total amount of payments to the trustee: xx. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is $xxxd the value of the collateral is xx; however, the unsecured portion is xx. There is no comment indicating a cram down.
The foreclosure was initiated and the file was referred to an attorney on xx/xx/2016. The complaint was filed on xx/xx/2016. The judgment was entered on xx/xx/2019. The sale was scheduled for xx/xx/2019. However, the foreclosure was put on hold as the borrower xx had filed bankruptcy under Chapter-13 with the Case# xx on xx/xx/2019.
The review of payment history shows that the borrower has been delinquent for 46 months and next due date for the payment is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of xx for the due date of xx/xx/2017. The UPB is reflected in the amount of xx till the due date of xx/xx/2017.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2016. The complaint was filed on xx/xx/2016. The judgment was entered on xx/xx/2019. The sale was scheduled for xx/xx/2019. However, the foreclosure was put on hold as the borrower xx had filed bankruptcy under Chapter-13 with the Case# xx on xx/xx/2019.
Bankruptcy Comments:The borrower xx had filed bankruptcy under Chapter-13 with the Case# xx on xx/xx/2019. The POC was filed on xx/xx/2019 with the claim amount of xx and the arrearage amount is xx. The Chapter 13 plan was not confirmed yet. As per the chapter 13 plan, the debtor sxxpay to the Trustee the sum of the xx per month for a period of 57 months. The total amount of payments to the trustee: xx. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is $xxxd the value of the collateral is xx; however, the unsecured portion is xx. There is no comment indicating a cram down.	Not Applicable	Affiliated Business Disclosure Missing Dicsloures Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx state. The following state disclosures are missing from the loan file.
NJ Application Disclosure
Delivery Fee Authorization
NJ Attorney Disclosure
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax Bill Information
Private Well Testing
Lock-In Agreement
Commitment Disclosures
Choice of Insurer Disclosure
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx. which was recorded on xx/xx/2006.
The chain of assignment has not been completed. The last assignment was done from xx. to  xx which was recorded on xx/xx/2019. It should be with  xx.
There is a civil judgment against borrower xx in the amount of xx which was recorded on xx/xx/2010 with instrument xx
There is a state tax warrant against borrower xx in the amount of xx which was recorded on xx/xx/2018 with instrument xx
Annual xx and school installment taxes for the year of 2018-2019 have been paid in the amount of xx and xx respectively. No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for 14 months and the next payment is due for xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2018. The UPB is xx. The current P&I is $xxx and PITI is $xxx32.	Collections Comments:The loan is currently bankruptcy and the next payment is due for xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2018. The borrower xx had filed bankruptcy under Chapter-13 with the Case# xx on xx/xx/2018. The plan was confirmed on xx/xx/2018.
The file was referred to attorney on xx/xx/2018 as per latest servicing comments.
The lis pendens was recorded against the defendants  xx, and  xx. which was recorded on xx/xx/2016 with instrument xx. The collection comment dated xx/xx/2018 states the judgment was entered on xx/xx/2018 in the amount of xx. The foreclosure sale was scheduled on xx/xx/2018.
The foreclosure actions were kept on hold due to borrower xx had filed bankruptcy under Chapter-13 with the Case# xx on xx/xx/2018.
As per collection comment dated xx/xx/2019 states the reason for default is excessive obligations.
The recent xxx Report located at “xx” states the subject property is occupied by owner and overall condition of the property is good.

Foreclosure Comments:The file was referred to attorney on xx/xx/2018 as per latest servicing comments.
The lis pendens was recorded against the defendantsxx, xx xx, and xx. which was recorded on xx/xx/2016 with instrument xx. The collection comment dated xx/xx/2018 states the judgment was entered on xx/xx/2018 in the amount of xx. The foreclosure sale was scheduled on xx/xx/2018.

The foreclosure actions were kept on hold due to borrower xx had filed bankruptcy under Chapter-13 with the Case# xx on xx/xx/2018.
Bankruptcy Comments:As per the review of the xxx report, the borrower xx had filed bankruptcy under Chapter-13 with the Case# xx on xx/xx/2018. The POC was filed on xx/xx/2018, with the claim amount of xx and the arrearage amount is xx. The Chapter 13 plan was confirmed on 0xx/xx/2018. The debtor sxxpay to the trustee the sum of xx for 60 months under Chapter 13. The plan was confirmed on xx/xx/2018.	Not Applicable	Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file,

1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. xx Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative xx Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. xx Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
								17. Expiration of Lock-in or Commitment Period"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00 which was recorded on xx/xx/2006 with xx as nominee for xx
The chain of assignment has not been completed. Currently, the assignment is with  xx which was recorded on xx/xx/2019. Currently, the assignment is missing to xx.
There are three active HOA liens against subject property in the combined amount of xx in the favor of xx which were recorded on xx/xx/2010, xx/xx/2015 and xx/xx/2016 respectively.
1st and 2nd installment of xx taxes for the year 2019 have been paid in the amount of xx.
No delinquent taxes have been found for the prior years.
Review of the payment history as of xx/xx/2019 reveals that the borrower is currently delinquent with the loan for 11 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2018. Current UPB as of date reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is currently in Bankruptcy.
Review as per servicing comments as of xx/xx/2019, borrower is currently delinquent with the loan for 11 months and the next due date is xx/xx/2018. Current UPB as of date reflects in the provided payment history is in the amount of xx. Borrower wants to keep the property.  No damages have been observed.
As per comment dated xx/xx/2019, borrower stated reason for default is excessive obligation.

The Loan Modification agreement was made between borrower xx and xx and lender xx on xx/xx/2014 with the new modified unpaid principal balance xx. The interest bearing amount was xx with interest rate 4.740 % and the modified P&I $xxx beginning on xx/xx/2014 to maturity date xx/xx/2054.

Review as per servicing comments as of xx/xx/2019, states that the foreclosure was initiated in 2017. The file was referred to an attorney on xx/xx/2017. As per notice of sale, sale has been scheduled for xx/xx/2018. However, the foreclosure was put on hold as the borrower had filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2018.  No further details have been found.

As per the review of the xxx report, the borrower xx & xx had filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2018. Plan has been confirmed on xx/xx/2018. POC filed on xx/xx/2018 states the amount of secured claim is xx with arrearage amount of xx.

Foreclosure Comments:Review as per servicing comments as of xx/xx/2019, states that the foreclosure was initiated in 2017. The file was referred to an attorney on xx/xx/2017. As per notice of sale, sale has been scheduled for xx/xx/2018. However, the foreclosure was put on hold as the borrower had filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2018.  No further details have been found.
Bankruptcy Comments:As per the review of the xxx report, the borrower xx & xx had filed bankruptcy under Chapter 13 with the case #xx on xx/xx/2018. Plan has been confirmed on xx/xx/2018. POC filed on xx/xx/2018 states the amount of secured claim is xx with arrearage amount of xx.	The Loan Modification agreement was made between borrower xx and xx and lender xx xx on xx/xx/2014 with the new modified unpaid principal balance xx. The interest bearing amount was xx with interest rate 4.740 % and the modified P&I $xxx beginning on xx/xx/2014 to maturity date xx/xx/2054.

Missing Dicsloures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test: - On the GSE fee violations, these loans are NOT failing xx State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider Document is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per note, the loan origination date is xx/xx/2006. However as per the final HUD-1, settlement date is xx/xx/2006."	* Cash out purxxx(Lvl 1) "Subject loan is purxxxcase. Final HUD-1 dated xx/xx/2006 reflects cash to in the amount is $xxx"	Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the pro-title dated xx/xx/2019 reflects that the subject xx was originated on xx., dba
LendingTree Loans in the amount of xx, which was recorded on xx/xx/2007.
The chain of the assignment has not been completed. The latest assignment is fromxx which was recorded on xx/xx/2019. However, the missing assignment is to xx
No active liens and judgments have been found against the borrower and the property.
Annual combined taxes for the year of 2018 have been paid on xx/xx/2018 in the amount of xx No prior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/2019, the borrower is currently delinquent for 14 months and the next due date for the regular payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx which was applied for the due date of xx/xx/2018. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx/xx/2018. The last payment was received on xx/xx/2019, in the amount of xx which was applied for xx/xx/2018. The UPB reflected in the payment history is in the amount of xx.
The reason for the default of the borrower was an excessive obligation.
No loss mitigation activity has been initiated.
As per the servicing comments, the subject property has been occupied by the owner. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the review of the latest servicing comments. The foreclosure was initiated. The foreclosure file was referred to an attorney on xx/xx/2017. As per the document located at "xx" the complaint was filed with the foreclosure case#xx. As per the comment dated xx/xx/2018, the foreclosure sale date was scheduled on xx/xx/2018; however, the foreclosure file was put on hold as the borrower  “xx and xx” had filed for bankruptcy under Chapter-13 with case#xx on xx/xx/2018.
Bankruptcy Comments:According to the xxx report, the borrower  “xx and xx” had filed for bankruptcy under Chapter-13 with case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018. The POC was filed by the creditor  xx, xx on xx/xx/2018 with the POC amount of xx and the amount of arrearage is xx. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee from xx/xx/2018 to xx/xx/2018 in the amount of xx  and xx  thereafter. No comment has been found indicating a cram-down.  The last filing date of bankruptcy was xx/xx/2019.

The Loan modification agreement was made on xx/xx/2015, between the borrower “xx” and the lender “xx.”. The new principal balance stated in the Modification is in the amount of xx. The borrower promises to make a monthly payment of xx with the rate of interest 4.375%, beginning from xx/xx/2015 till the maturity date of xx/xx/2055.	Missing Required State Disclosures	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The final Hud-1 document located at "xx"; however, it is not hand dated by the borrower."	* DTI > 60% (Lvl 2) "As per the final application, the total monthly income of the borrower is $xxx00 and total monthly expenses are $xxx22. Hence, the DTI is xx9% which is greater than the 60.00% of the total monthly income."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at xx state. The following state disclosures are missing from the loan file:
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	No Result	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx. which was recorded on xx/xx/2006.
The chain of the assignment has not been completed. Currently, the assignment is with xx which recorded on xx/xx/2019. However, the assignment is missing to xx
1) There is an active credit card judgment against the borrower in the favor of xx which was recorded on xx/xx/2010 for the amount of xx
The combined annual taxes for the year of 2019 have been paid in the amount of xx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 17 months and next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx for the due date of xx/xx/2018. The UPB is reflected in the amount of xx till the due date of xx/xx/2018.	Collections Comments:According to servicing comments, the loan is in the collection. The review of payment history shows that the borrower has been delinquent for 17 months and next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx for the due date of xx/xx/2018. The UPB is reflected in the amount of xx till the due date of xx/xx/2018.
The borrowers xx and xx  had filed bankruptcy under chapter- 7  with the case# xx  on xx/xx/2011 .The case was discharged on xx/xx/2011 and terminated on xx/xx/2011. xxx, Schedule-D shows the amount of xx as an unsecured portion out of the amount of claim xx and the value of the collateral is xx. Did not see any comments reflecting cram down.
A review of the collection comment shows no indication of post-closing foreclosure activity.
The reason for default as per servicing comment is a reduction of income.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowers xx and xx had filed bankruptcy under chapter- 7 with the case# xx on xx/xx/2011 .The case was discharged on xx/xx/2011 and terminated on xx/xx/2011. xxx, Schedule-D shows the amount of xx as an unsecured portion out of the amount of claim xx and the value of the collateral is xx. Did not see any comments reflecting cram down.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.A. which was recorded on xx/xx/2010.
The chain of the assignment has not been completed. Currently, the assignment is with  xx which was recorded on xx/xx/2019. However, the assignment is missing to xx
1) There is a junior xx in the favor of xx of xx which was recorded on xx/xx/2011 in the amount of xx.
The town annual taxes for the year of 2019 have been paid in the amount of xx. The school and xx annual taxes for the year of 2019 have been paid in the amount of xx  No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 22 months and next due date for the payment is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of xx for the due date of xx/xx/2017. The UPB is reflected in the amount of xx till the due date of xx/xx/2017.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower xx had filed bankruptcy under chapter- 11 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019 with the POC amount is xx and the arrearage amount is xx.
According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2018. The comment dated xx/xx/2019 shows that the step complaint was filed on xx/xx/2019. However, the foreclosure was put on hold as the borrower xx had filed bankruptcy under chapter- 11 with the case# xx on 1xx/xx/2019.
The review of payment history shows that the borrower has been delinquent for 22 months and next due date for the payment is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of xx for the due date of xx/xx/2017. The UPB is reflected in the amount of xx till the due date of xx/xx/2017.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.

Update:
No additional information has been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2018. The comment dated xx/xx/2019 shows that the step complaint was filed on xx/xx/2019. However, the foreclosure was put on hold as the borrower xx  had filed bankruptcy under chapter- 11 with the case# xx on 1xx/xx/2019.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter- 11 with the case# xx on xx/xx/2019 . The POC was filed on xx/xx/2019 with the POC amount is xx and the arrearage amount is xx.

Not Applicable	Initial Escrow Acct Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) xx License Validation Test: FAIL
This loan failed the xx license validation test.
The xx HB 2179 requires non-exempt xx lenders engaged in the business of making xx loans to be licensed, effective November 5th, 2008.
The Pennsylvania xx Lender License and xx Exemption Letter (xx Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the xx First xx Banker License, xx Secondary
xx Loan License, xx Unlicensed (Subordinate Lien), and xx Exemption Letter are not available for loans with a closing date on or after xxxst, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the Pennsylvania license validation test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL xx -$xxx
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxhis loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL xx -$xxx
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxx Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was recorded on xx/xx/2004 with xx
The chain of assignment have not been completed as currently the assignment is with xx  however, it should be with  xx.
* One junior xx found opened recorded on xx/xx/2007 in the amount of xx which is in the favor of  xx,
Active Judgments and Liens;
1) One civil judgment found pending against the borrower xx recorded on xx/xx/2009 in the amount of xx  which is in the favor of xx
Property Tax Status;
1) 3rd installment combined taxes for the year of 2019 have been paid in the amount of xx on xx/xx/2019.
2) 4th installment combined taxes for the year of 2019 have been paid in the amount of xx on xx/xx/2019.
3) 1st installment combined taxes for the year of 2020 are due for the amount of xx on xx/xx/2020.
4) 2nd installment combined taxes for the year of 2020 are due for the amount of xx on xx/xx/2020.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/2019 shows that the borrower is not making regular payments. The loan payments are currently 53 months delinquent. The next due date is xx/xx/2015. The last payment was received on xx/xx/2019 in the total amount of xx for the due date of xx/xx/2015. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 6.250% with P&I in the amount of $xxx14.	Collections Comments:Collection comments available from xx/xx/2011 shows that the borrower is not making regular payments. The loan payments are currently 53 months delinquent. The next due date is xx/xx/2015. The last payment was received on xx/xx/2019 in the total amount of xx for the due date of xx/xx/2015. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 6.250% with P&I in the amount of xx
Collection comment dated xx/xx/2019 shows that the foreclosure was initiated the loan and was referred to attorney on xx/xx/2015. The available notice of lis pendens with case xx located at (xx) shows that the foreclosure complaint was filed on xx/xx/2015. Comment dated xx/xx/2015 shows that the foreclosure servicer had notified contested foreclosure. Comment dated xx/xx/2015 shows that the contested matter was resolved due to expiration of answer period. Comment dated xx/xx/2016 shows that litigation active trial date as xx/xx/2016. Comment dated xx/xx/2016 shows litigation issue was resolved. Comment dated xx/xx/2016 shows that the contested issue was found. Comment dated xx/xx/2016 shows contested issue awaiting for resolution of litigation before processing. Comment dated xx/xx/2016 shows awaiting resolution of litigation before proceeding pre-trail conference trail date as xx/xx/2016. Comment dated xx/xx/2016 shows that the foreclosure process was put on hold. Comment dated xx/xx/2016 shows that the foreclosure process is still on hold due to title issue. Comment dated xx/xx/2016 shows that the foreclosure remains on hold for loss mitigation activity. Collection comment dated xx/xx/2016 shows that the contested issue was resolved. Comment dated xx/xx/2016 again shows that the foreclosure servicer had again notified the contested foreclosure. The same dated comment shows that the contested matter was resolved and also the title issue was resolved. The comment dated xx/xx/2016 shows that the foreclosure is still on hold due to loss mitigation activity. Loss mitigation hold was removed on xx/xx/2016. Comment dated xx/xx/2016 shows that the contested matter was found; however, comment dated xx/xx/2016 show that the contested matter was resolved. Comment dated
xx/xx/2017 shows that the foreclosure process is on hold due to loss mitigation activity.
Comment dated xx/xx/2017 shows that the foreclosure case was dismissed. Comment dated xx/xx/2019 shows that the foreclosure process was put on hold due to copy of assignment. However, the borrower had filed bankruptcy on xx/xx/2019 and hence, the foreclosure process was again put on hold. The loan is currently in a active bankruptcy.

Foreclosure Comments:Collection comment dated xx/xx/2019 shows that the foreclosure was initiated the loan and was referred to attorney on xx/xx/2015. The available notice of lis pendens with case#xxlocated at (xx) shows that the foreclosure complaint was filed on xx/xx/2015. Comment dated xx/xx/2015 shows that the foreclosure servicer had notified contested foreclosure. Comment dated xx/xx/2015 shows that the contested matter was resolved due to expiration of answer period. Comment dated xx/xx/2016 shows that xx active trial date as xx/xx/2016. Comment dated xx/xx/2016 shows litigation issue was resolved. Comment dated xx/xx/2016 shows that the contested issue was found. Comment dated xx/xx/2016 shows contested issue awaiting for resolution of litigation before processing. Comment dated xx/xx/2016 shows awaiting resolution of litigation before proceeding pre-trail conference trail date as xx/xx/2016. Comment dated xx/xx/2016 shows that the foreclosure process was put on hold. Comment dated xx/xx/2016 shows that the foreclosure process is still on hold due to title issue. Comment dated xx/xx/2016 shows that the foreclosure remains on hold for loss mitigation activity. Collection comment dated xx/xx/2016 shows that the contested issue was resolved. Comment dated xx/xx/2016 again shows that the foreclosure servicer had again notified the contested foreclosure. The same dated comment shows that the contested matter was resolved and also the title issue was resolved. The comment dated xx/xx/2016 shows that the foreclosure is still on hold due to loss mitigation activity. Loss mitigation hold was removed on xx/xx/2016. Comment dated xx/xx/2016 shows that the contested matter was found; however, comment dated xx/xx/2016 show that the contested matter was resolved. Comment dated
xx/xx/2017 shows that the foreclosure process is on hold due to loss mitigation activity.
Comment dated xx/xx/2017 shows that the foreclosure case was dismissed. Comment dated xx/xx/2019 shows that the foreclosure process was put on hold due to copy of assignment. However, the borrower had filed bankruptcy on xx/xx/2019 and hence, the foreclosure process was again put on hold. The loan is currently in a active bankruptcy.
Bankruptcy Comments:According to xxx, the borrower xx  had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. The plan was confirmed on xx/xx/2019.
The POC was filed on xx/xx/2019 in the claim amount of xx with arrearage in the amount of xx.

Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property located at xx state. The following require state disclosures are missing from the loan file.
NJ Application Disclosure
Delivery Fee Authorization
NJ Attorney Disclosure
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax Bill Information
Private Well Testing
Lock-In Agreement
Commitment Disclosures
Choice of Insurer Disclosure
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application
Construction Lien Disclosure
xx Loan Servicing Disclosure
Choice of Insurance Notice
PurxxxMoney Residential xx Loan Closing Valuation Disclosure
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx. which was recorded on xx/xx/2002. The chain of the assignment has not been completed. The latest assignment is with xx which was recorded on xx/xx/2019. However, it should be with the xx. There is a child support lien in the favor of the State of xx in the amount of xx which was recorded on xx/xx/2010. There are 12 civil judgments in the favor of xx which was recorded on different dates in the total amount of xx. There is a state tax lien in the favor of xx in the amount of xx which was recorded on xx/xx/2013. 1st installment of combined jurisdiction tax of 2019 has been paid in the amount of xx on xx/xx/2019. 2nd installment of combined jurisdiction tax of 2019 has been paid in the amount of xx on xx/xx/2019. 3rd installment of combined jurisdiction tax of 2020 is due in the amount of xx on xx/xx/2020. 4th installment of combined jurisdiction tax of 2020 is due in the amount of xx on xx/xx/2020. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2019, the borrower has been delinquent for 15 months. The last payment was received on xx/xx/2019, which was applied for the due date of xx/xx/2018 and the next due date for the payment is xx/xx/2018. The P&I is in the amount of $xxx26 and PITI is in the amount of $xxx27. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the review of the servicing comments, the loan is in the foreclosure and the borrower has been delinquent for 15 months. The last payment was received on xx/xx/2019, which was applied for the due date of xx/xx/2018 and the next due date for the payment is xx/xx/2018. The P&I is in the amount of $xxx26 and PITI is in the amount of $xxx27. The UPB reflected as per the payment history is in the amount of xx. The loan modification agreement was made between (borrower) xx and (Lender) xx, N. A. on xx/xx/2015. As per the comment dated xx/xx/2019, the reason for default is an excessive obligation. The subject property has been occupied by the owner. The latest BPO is not available. Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2019 as per comment dated xx/xx/2019 located on xx. The First Foreclosure complaint was filed on xx/xx/2009 located at xx. The release document was found located at xx . Again the borrower defaulted with the payment and the foreclosure was again initiated and the complaint was filed on xx/xx/2010 located at xx. However, the loan was modified on xx/xx/2015. The comment dated xx/xx/2019 (xx) shows that the complaint filed on xx/xx/2019. The latest comment dated xx/xx/2019 (xx) shows the re-projected the step complaint filed to 1xx/xx/2019. Now the loan file is awaiting financial breakdown rexxed 10/xx/19 and still, it is pending for it. No further details have been found.
Bankruptcy Comments:The borrower xx. had filed bankruptcy under chapter-13 with case# xx on xx/xx/2014 and the plan was confirmed on xx/xx/2014. The bankruptcy plan was discharged on xx/xx/2018 and it was terminated on xx/xx/2019. POC was filed by xx, xxx on xx/xx/2014, in the secured claim amount of xx and an arrearage in the amount of xx. A xxx filed on xx/xx/2014. According to chapter 13 plan dated xx/xx/2014 the debtor sxxpay xx per month to the chapter 13 Trustee, starting on xx/xx/2004 for approximately 36 months. Debtor filed Motion for Relief on xx/xx/2018. The date of the last filing is xx/xx/2019.	This loan modification agreement was made between (borrower)xx and (Lender) s xx, N. A. on xx/xx/2015. The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 6.6250% and new P&I is in the amount of $xxx26 beginning from xx/xx/2015. The maturity is xx/xx/2055. There is no provision for the balloon payment.	Affiliated Business Disclosure Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test.
This loan failed the xx Banker or Correspondent xx Banker License prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "TILA APR Test: FAIL Loan Data 0.000% Comparison Data 6.773% Variance -6.773%
This loan failed the TILA APR test.
The annual percentage rate (APR) is xx The disclosed APR of xx is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

Prohibited Fees Test: FAIL Loan Data xx Comparison Data $xxxariance +$xxxThis loan failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a xx broker sxxhave the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL Loan Data 0.000% Comparison Data 6.773% Variance -6.773%
This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.773%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

Prohibited Fees Test: FAIL Loan Data $xxxComparison Data $xxxariance +$xxxThis loan failed the xx Banker or Correspondent xx Banker License prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a xx broker sxxhave the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee."
* DTI > 60% (Lvl 2)     "As per the application, the total monthly expenses are xx and total monthly income is xx However, the DTI shows greater than xx
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Below Disclosures are missing from the loan file;  1. NJ Attorney Disclosure 2. Unacceptability of Insurance Notice 3. Attorney Disclosure II 4. Tax Bill Information 5. Private Well Testing 6. Choice of Insurer Disclosure 7. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00 which is in the favor of  xx.
The chain of assignment has not been completed as the assignment is with the xx, however, the assignment should be with the xx.
There is a junior xx originated on xx.00 which is in the favor of xx.
There are no active liens and judgments against the borrower and the property.
The tax certificate is required for the combined annual taxes of 2019.
No prior year delinquent taxes have been found.

According to a review of the payment history as of xx/xx/2019, the borrower is currently delinquent for 12 months and the next due date for the regular payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx which was applied for the due date of xx/xx/2018. The UPB reflected in the latest payment history is in the amount of xx.

Collections Comments:According to the review of the servicing comments. The loan is currently in the active bankruptcy and the next due for the regular payment is xx/xx/2018. The last payment was received on xx/xx/2019, in the amount of xx which was applied for xx/xx/2018. The UPB reflected in the payment history is in the amount of xx.
The reason for the default of the borrower was an excessive obligation.
No loss mitigation activity has been initiated.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated. As per comments dated xx/xx/2019, the file was referred to an attorney on xx/xx/2018. As per the document located at “xx,” the foreclosure complaint was filed by the creditor xx  with the foreclosure case xx on xx/xx/2018; however, the foreclosure file was put on hold as the borrower “xx” had filed for bankruptcy under Chapter-7 with case# xx on xx/xx/2018.

Bankruptcy Comments:According to the xxx report, the borrower  “xx” had filed for bankruptcy under Chapter-7 with case# xx on xx/xx/2018. The motion to convert chapter 7 to chapter 13 was filed on xx/xx/2019 and it was granted on xx/xx/2018. The plan was confirmed on xx/xx/2018. The POC was filed by the creditor xx, xx on xx/xx/2018 with the POC amount of xx and the amount of arrearage is xx  As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee in the amount of xx  for the period of 60 months. No comment has been found indicating a cram-down.  The last filing date of bankruptcy was xx/xx/2019.

This modification agreement was made on xx/xx/2013 between the lender "xx" and the borrower " xx . As per modified terms, the borrower promises to pay the modified principal balance of xx with the interest rate of 7.125 % and the P&I of $xxx. The payments were started from xx/xx/2013 and the new maturity date will be xx/xx/2053. This modification does not contain balloon provision.	Affiliated Business Disclosure HUD-1 Closing Statement Notice of Servicing Transfer	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with the estimated HUD-1 and itemization are missing from the loan files; however, the values are updated from closing instruction located at xx	* Missing Required Disclosures (Lvl 2) "The list of service providers is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of service transfer is missing from the loan files."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from the loan files."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.
The chain of assignment has not been completed. The current assignment is with xx, which was recorded on xx/xx/2019; however, it should have been with xx
There is a junior xx active against the property in the favor of  xx, in the amount xx which was recorded on xx/xx/2002.
There are two state tax liens against the borrower in the favor of xx, in the total amount of xx which were recorded on different dates.
There is a civil judgment against the borrower in the favor of xx, in the amount xx which was recorded on xx/xx/2013.
There is a civil judgment against the borrower in the favor of  xx, in amount of xx which was recorded on xx/xx/2013.
The first and second installment xx taxes of 2019 have been paid in the total amount of xx
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2019, the borrower has been delinquent for 15 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2018. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:
According to the servicing comments, the loan is in bankruptcy.

According to the payment history as of xx/xx/2019, the borrower has been delinquent for 15 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2018. The current UPB reflected as per the payment history is in the amount of xx.

Reason for default is an excessive obligation.

No evidences have been found regarding the occupancy in the latest comments history.
No BPO/inspection report has been provided.

Foreclosure Comments:As per comment history dated xx/xx/2019, the foreclosure was initiated in 2019 and the file was referred to an attorney on xx/xx/2019. The lis-pendens in Updated title report was filed on xx/xx/2019. However, the foreclosure was put on hold as the borrower had filed the bankruptcy on xx/xx/2019. The date of last filing is xx/xx/2019.
Bankruptcy Comments:According to the xxx, the borrower xx and xx had filed the bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019 with the secured claim amount of xx and the amount of arrearage was xx. The date of last filing is xx/xx/2019.	This modification agreement was made on xx/xx/2016 between xx and xx and Lender xx . The new modified principal balance as per modification is in the amount of xx with the interest rate of 3.500%. The borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2017. The maturity date as per modification is xx/xx/2056. The prior modification was done on xx/xx/2012.	Affiliated Business Disclosure Missing Required State Disclosures Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
Closed-end
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing Required Disclosures (Lvl 2)     "List of service disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at xx state. The following state disclosures are missing from the loan file: 1. MN Notice of Right to Discontinue Escrow. 2. Interest Rate or Discount Point Agreement. 3. Conditional Qualification/Approval Disclosure. 4. Insurance Disclosure."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission disclosure is missing from the loan."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, with LoansDirect, xx. The chain of assignment has not been completed as the xx is currently with xx instead of the current assignee xx.
No active judgments or liens have been found against the borrower or subject property.
The annual combined taxes of 2019 have been paid in the total amount of xx.
No prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2019 the loan is in delinquency for 28 months. The last payment was received on xx/xx/2017 in the amount of xx with interest rate of 3.50% and P&I $xxx for the due date of xx/xx/2017. The next due date is xx/xx/2017. The payment history reflects the current UPB in the amount of xx.
Collections Comments:As per available comment loan is active in bankruptcy. The debtor's "xx and xx" had filed Bankruptcy under chapter-13 on xx/xx/2019 with the Case#xx. The POC was filed by subject creditor on xx/xx/2019 with the claim amount of xx and the amount of arrearage is xx. Schedule-D of xxx shows that the amount of secured claim without deducting value of collateral is xx and value of collateral is xx; therefore the unsecured portion is xx. As per plan dated xx/xx/2019 the debtor sxxpay arrears through the plan with monthly payment of xx As of xx/xx/2019 the plan was not confirmed.
As per available document and servicing comments the foreclosure proceedings were initiated on property. The file was referred to attorney on xx/xx/2018 and complaint was filed on xx/xx/2018 with case#xx. The judgment hearing was scheduled on xx/xx/2019 and judgment was entered on xx/xx/2019 with the amount xx. As per available comments the sale was scheduled on xx/xx/2019 which was canceled and the file was put on hold due to the bankruptcy filed by debtor under ch#13 with case# xx on xx/xx/2019. The loan is in active bankruptcy. No further details have been found regarding foreclosure.

The loan is in delinquency for 28 months. The last payment was received on xx/xx/2017 in the amount of xx with interest rate of 3.50% and P&I $xxx for the due date of xx/xx/2017. The next due date is xx/xx/2017. The payment history reflects the current UPB in the amount of xx.
The loan has been modified once since origination. The Loan Modification agreement was made on an effective date of xx/xx/2017 between “xx” (borrower) and “xx” (Lender). The new principal balance is xx and the borrower had given promise to pay P&I in the amount of xx with new interest rate of 3.50%. The first payment had begun from xx/xx/2017 and ends with the maturity date of xx/xx/2057.

As per comment dated xx/xx/2018 the property was damaged due to flooding. As per comment dated xx/xx/2018 due to heavy rain/flooding all the Carpet lost, bedroom furniture lost, washer/dryer mold in the paneling bathroom counter was destroyed and total estimated cost of repair is xx. The 45.50% of repairs have been completed. As per comment dated xx/xx/2018 the borrower received flood insurance check in the amount of xx but borrower wanted to bring loan current with those funds and they would like do the repairs themselves. The comment dated xx/xx/2018 states that home repairs completed 80% and comment dated xx/xx/2018 states that borrowers did repairs themselves by doing part time job and repairs are completed 100%. Also the latest comment dated xx/xx/2019 stated that borrower has completed repairs.
The reason for default is property damaged. The property is owner occupied.

Foreclosure Comments:As per available document and servicing comments the foreclosure proceedings were initiated on property. The file was referred to attorney on xx/xx/2018 and complaint was filed on xx/xx/2018 with case# xx. The judgment hearing was scheduled on xx/xx/2019 and judgment was entered on xx/xx/2019 with the amount xx. As per available comments the sale was scheduled on xx/xx/2019 which was canceled and the file was put on hold due to the bankruptcy filed by debtor under ch#13 with case# xx on xx/xx/2019. The loan is in active bankruptcy. No further details have been found regarding foreclosure.
Bankruptcy Comments:As per xxx report the debtor's "xx" had filed Bankruptcy under chapter-13 on xx/xx/2019 with the Case#xx. The POC was filed by subject creditor on xx/xx/2019 with the claim amount of xx and the amount of arrearage is xx. Schedule-D of xxx shows that the amount of secured claim without deducting value of collateral is xx and value of collateral is xx; therefore the unsecured portion is xx. As per plan dated xx/xx/2019 the debtor sxxpay arrears through the plan with monthly payment of xx As of xx/xx/2019 the plan was not confirmed.
			The loan has been modified once since origination. The Loan Modification agreement was made on an effective date of xx/xx/2017 between “xx” (borrower) and “xx” (Lender). The new principal balance is xx and the borrower had given promise to pay P&I in the amount of xx with new interest rate of 3.50%. The first payment had begun from xx/xx/2017 and ends with the maturity date of xx/xx/2057.		3: Curable		* Lost Note Affidavit (Lvl 3) "The “Lost Note Affidavit” is available in the loan file with the locator#xx which is stating that the original Note has been misplaced or destroyed or lost and there is a duplicate copy of Note is also available in the loan file. The loan was modified on xx/xx/2017."			Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019  shows that the subject xx was originated on xx.00, with  Crossland xx  with Instrument#xx

The chain of the assignment has not been completed. The latest assignment is from xx  Successor by xx, and Successor by  xx to xx which was recorded on xx/xx/2019. However, it should be with the  xx.

 Active mortgages, liens and judgments are as follows:

      There is an appearance bond state of Louisiana (junior xx), which was recorded on xx/xx/2013 in the amount of xx, with Instrument#xx
      There are 2 active Appearance Bond (civil judgment/lien) against the borrower in the favor of xx,which was recorded on xx/xx/2013  in the amount of xx , with xx  and another one is in the amount of xx , with Instrument xx

Combined xx taxes for the year of 2019 have been due on xx/xx/2019 in the amount of xx	The review of payment history shows that the borrower has been delinquent for 12 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx for the due date of xx/xx/2018. The UPB reflected is in the amount of xx till the due date of xx/xx/2018.	Collections Comments:The loan is currently in bankruptcy. The review of payment history shows that the borrower has been delinquent for 12 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx for the due date of xx/xx/2018. The UPB reflected is in the amount of xx till the due date of xx/xx/2018.
The reason for default is excessive obligations. The subject property has been occupied by the owner. As per the comment dated xx/xx/2017 the subject property had damages due to disaster and storm. AS per the comment dated xx/xx/2018 stated subject property had Hurricane Harvey damage Actual damages details and amount not provided, And as per collection comment dated xx/xx/2018 property had water intrusion roof damage and the cost of repair is xx,Comments show property had losses. As per the comment dated xx/xx/2018 the repairs completion percentage in 100.00%. As per the comment dated xx/xx/2018 the repairs are not started and are 0% complete. No further details have been found.

Foreclosure Comments:      The foreclosure was initiated in 2018. Unable to determine the referral date. The complaint was filed on xx/xx/2018 located at xx . The foreclosure was put on hold due to borrower had filed bankruptcy on xx/xx/2019.
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019 with the secured claim amount of xx and the arrearage amount is xx. The plan was confirmed on xx/xx/2019. According to the order confirming chapter 13 plan filed on xx/xx/2019, the debtor sxxpay xx for 4 months and then xx for 56 months. The date of the last filing the bankruptcy was xx/xx/2019.	The loan modification agreement was made between the borrower xx and xx and the lender xx xxxon xx/xx/2010. The modified UPB is xx with an interest rate of 4.125% and a P&I of $xxx. The first payment started from xx/xx/2010 with the maturity date of xx/xx/2032. There is no provision for the balloon payment and it does not have modification steps. The loan has been modified once since origination.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "The list of service provider's disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of xx The following state disclosures are missing from the loan file.
Authorization Fees, Charges and Expenses for Federally Related xx Loans
Anti-Tying Disclosure
Financial Institution Choice of Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,000.10	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.
The chain of assignment has not been completed. Currently, the assignment of xx is with  xx, which was recorded on xx/xx/2019. However; it should be with xx
No liens and judgments have been found against the borrower/property.
2nd installment School taxes for the year of 2020 are due in the amount of xx on xx/xx/2020.
No prior year's delinquent taxes have been found.
According to the review of payment history as of xx/xx/2019, the borrower has been delinquent for 20 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2018. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to the servicing comments, the loan is in bankruptcy.

According to the review of payment history as of xx/xx/2019, the borrower has been delinquent for 20 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx  which was applied for xx/xx/2018. The current UPB reflected as per the payment history is in the amount of xx.

Reason for default is an excessive obligation.

No evidences have been found regarding the occupancy in the latest comments history.
No BPO/inspection report has been provided.

Foreclosure Comments:As per comment history, the foreclosure was initiated in 2018 and the file was referred to an attorney on xx/xx/2018. However, it was put on hold as the borrower had filed the bankruptcy on xx/xx/2019.
Bankruptcy Comments:The borrower xx and xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019 with the secured claim amount of xx and the amount of arrearage was xx and the amended POC was filed on xx/xx/2019 with the secured claim amount of xx and the amount of arrearage was xx. As per amended Chapter 13 field on xx/xx/2019, the debtor sxxpay to the trustee the sum of xx per month for 1 month, then xx month for 6 months and xx monthly for 53 months. As per the xxx documents the xxx document is restricted by the bankruptcy court hence unable to determine the unsecured portion if any. There is no comment indicating a cramdown. The date of last filing is xx/xx/2019.	This loan modification agreement was made between the borrower xx & xx and the lender xx . on xx/xx/2017.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 4.875% and new P&I is in the amount of $xxx76 beginning from xx/xx/2017 till the maturity date xx/xx/2057. The interest-bearing amount is xx. There is no provision for the balloon payment.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List fo service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.

1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. xx Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative xx Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. xx Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Updated title report dated xx/xx/2019 reflects correct owner xx. Open xx from xx recorded xx/xx/2017 for xx. Active state tax lien recorded xx/xx/2018 for xx. Taxes due xx/xx/2019 for xx.Annual tax amount is xx	Pay history is current as of xx/xx/2019 with next due date xx/xx/2018.The total payment is 1539.77 at rate of 4.375% The borrower is currently 12 months delinquent. The UPB is 263089.09. Last payment was made xx/xx/2019	Collections Comments:The RFD is excessive obligations. There are no Litigations, and no bankruptcy and no foreclosure action. Modification between (Lender) xx and (borrower) xx/xx/2019. The UPB is xx with interest rate of xx Borrower will begin payments on xx/xx/2019 with payments of xx at 4.375% for 480 months. Maturity date is xx/xx/2059. Loan has been modified once since origination. Pay history is current as of xx/xx/2019 with next due date xx/xx/2018.The total payment is xx at rate of 4.375%. The borrower is currently 12 months delinquent. The UPB is xx Last payment was made xx/xx/2019. No further information provided. Awaiting further information for review.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable	Modification between (Lender) xx and (borrower) xx xx/xx/2019. The UPB is xx with interest rate of 4.375. Borrower will begin payments on xx/xx/2019 with payments of xx at 4.375% for 480 months. Maturity date is xx/xx/2059. Loan has been modified once since origination.	Affiliated Business Disclosure	3: Curable		* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Missing ABA from the loan file"	* PurxxxContract (Lvl 2) "Missing PurxxxContract from file"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title dated xx/xx/2019 reflects the correct owne rxx. Open xx from xx recorded xx/xx/2016 for xx. There are two consumer debts on the report.Taxes have been paid to date and the annual tax amount is xx	Pay history current as of xx/xx/2019 with next due date xx/xx/2019. The borrower is currently 19 months delinquent. Last payment received was on xx/xx/2019. The total payment is xx at 3.875%. The UPB reflects 146609.25	Collections Comments:The property is owner occupied and the rfd is loss of income. There is no cram down amount and there is no mention of property damage. Foreclosure xx was filed xx/xx/2018.Foreclosure case number is 037312F2. Affidavit of postponement of foreclosure sale was filed xx/xx/2018 due to being the owner of property is xx . states can postpone sale for five months from the date scheduled in the attached notice. The property is classified as homestead under Minn. Stat and owner has elected to shorten the redemption period from any FC sale of the property to five weeks in exchange for the postponement of the FC sale for five months. No further information has been provided. Awaiting further information. Bankruptcy case number xx chapter 13 was filed xx/xx/2018 and confirmed on xx/xx/2019. POC was filed xx/xx/2018 with claim amount of xx and arrearage of xx with fixed rate of 3.875%, The total monthly payment is xx chapter 13 plan filed xx/xx/2019 that reflects borrower will pay 250 per month for 54months beginning 9/2018 for a total of 74506.97. The minimum plan length is 36 months. The borrower will pay the trustee xx for relief of stay was filed xx/xx/2019.No further information provided. Awaiting further information.
Foreclosure Comments:Foreclosure xx was filed xx/xx/2018.Foreclosure case number is xx. Affidavit of postponement of foreclosure sale was filed xx/xx/2018 due to being the owner of property is xx  can postpone sale for five months from the date scheduled in the attached notice. The property is classified as xx and owner has elected to shorten the redemption period from any FC sale of the property to five weeks in exchange for the postponement of the FC sale for five months. No further information has been provided. Awaiting further information.
Bankruptcy Comments:Bankruptcy case number xx chapter 13 was filed xx/xx/2018 and confirmed on xx/xx/2019. POC was filed xx/xx/2018 with claim amount of xx and arrearage of xx with fixed rate of 3.875%, The total monthly payment is xx chapter 13 plan filed xx/xx/2019 that reflects borrower will pay 250 per month for 54months beginning 9/2018 for a total of xx The minimum plan length is 36 months. The borrower will pay the trustee xx.Order for relief of stay was filed xx/xx/2019.No further information provided. Awaiting further information.	Not Applicable	Notice of Servicing Transfer	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Closing Disclosure dated Initial xx/xx/2016 and Revised xx/xx/2016 does not reflect a signature and the document tracking disclosure was not located. Three day mail method for delivery and receipt was used and loan is failing for timing of this TRID. Document tracker is required to ensure timing and clear timing fail."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Missing Notice of service transfer discl."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Reimbursement Amount Validation Test: FAIL
Consummation or Reimbursement Date Validation Test: FAIL
								TRID Disclosure Dates and Personal Delivery Validation Test: FAIL"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the xx was originated on xx.com, xx which was recorded on xx/xx/2005.
The chain of xx assignment has been completed. Currently, the xx assignment is with  xx.
No active judgments or liens have been found.

1st installment of xx taxes for 2019 has been paid on xx/xx/2019 in the amount of xx
2nd installment of xx taxes for 2019 is due on xx/xx/2020 in the amount of xx
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 13 months. The last payment was received on xx/xx/2019 in the amount of xx and it was applied for the due date of xx/xx/2018. The current P&I is $xxx and interest rate is 4.250%. The current unpaid principal balance is in the amount of xx.	Collections Comments:The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 13 months. The last payment was received on xx/xx/2019 in the amount of xx and it was applied for the due date of xx/xx/2018. The current P&I is $xxx and interest rate is 4.250%. The current unpaid principal balance is in the amount of xx.

Review of collection comment shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2019. Collection comment dated xx/xx/2019 shows that the preliminary title was clear. No further evidence has been found.

As per collection comment dated xx/xx/2018, the RFD is illness of wife.

The loan was modified on xx/xx/2015 with a new principal balance of xx with fixed rate of 4.250%. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx/xx/2015 till the maturity date of xx/xx/2055. The interest bearing amount is xx.

Foreclosure Comments:Review of collection comment shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2019. Collection comment dated xx/xx/2019 shows that the preliminary title was clear. No further evidence has been found.
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2015 with a new principal balance of xx with fixed rate of 4.250%. The borrower promised to pay monthly P&I payment in the amount of $xxx beginning on xx/xx/2015 till the maturity date of xx/xx/2055. The interest bearing amount is xx.	Affiliated Business Disclosure Missing Dicsloures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEae Risk Indicator shows "Moderate" as the state Regulations failed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "State Regulations Failed as Late Fees Test Fees failed. The loan Data is xx and the comparison Data is xx Hence the variance is +3.214%.
This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Missing Required Disclosures (Lvl 2)     "The list of service provider is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2019 the subject xx was originated on xx. The chain of assignment has not been completed, currently the assignment is with xx. There is a civil judgment recorded on xx/xx/2015 for the amount of xx in the favor of xx Combined annual taxes for the year 2019 are paid in the amount of xx No prior delinquency has been found.	According to the payment history tape data as of dated xx/xx/2019 the borrower has been delinquent for 11 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2018 for the amount of xx The monthly P&I is in the amount of $xxx with an interest rate of 4.500%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The current status of the loan is in active bankruptcy. According to the payment history tape data as of dated xx/xx/2019 the borrower has been delinquent for 11 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2018 for the amount of xx The monthly P&I is in the amount of $xxx with an interest rate of 4.500%. The current UPB is reflected in payment history for the amount of xx. The process of foreclosure has been initiated, the file was referred to an attorney on xx/xx/2018. However, no further details have been found regarding the foreclosure. The borrower xx & xx had filed the bankruptcy under chapter 13 with case # xx on xx/xx/2018. The loan has been modified since the origination. The reason for default is unable to determine. The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.
Foreclosure Comments:As per tape data the foreclosure was initiated and the current status is referred to attorney on xx/xx/2018 and that was on hold due to filed bankruptcy under chapter 13 with case # xx on xx/xx/2018.
Bankruptcy Comments:The borrower xx & xx had filed the bankruptcy under chapter 13 with case # xx on xx/xx/2018.The POC was filed on xx/xx/2018 with a secured claim amount of xx and the arrearage amount is xx The order confirming the plan was filed on xx/xx/2019 as per which the debtor sxxpay $xxx per month for the period of 60 months.	This modification agreement was made on xx/xx/2005 between the lender xx . and the borrower xx . As per modified terms the borrower promises to pay the modified principal balance of xx with the initial interest rate of 4.500 % and the P&I of $xxx. The payments were started from xx/xx/2015 and the new maturity date will be xx/xx/2055. This modification does not contain balloon provision.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "The list of service providers is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing in the loan files. 1.Amortization Schedule Disclosure 2.Credit Property Insurance Disclosure 3.Fee Agreement 4. Priority of Security Instrument Disclosure"
* Property is Manufactured Housing (Lvl 2)     "Home is not affixed. An Appraisal Report at the origination located at “xx” shows the type of subject property as a manufactured home , no VIN# found.
However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is attached to the final title policy. Also, the VIN# is not available in the legal description of the recorded xx. However, the property inspection report dated xx/xx/2017 located at “xx”, shows that subject property type as “ single-family”.
A collections comment does not reflect any information regarding Manufactured Housing whether it is attached to a permanent foundation system or not. Hence, unable to determine whether the home is attached to the permanent foundation. As per the document “Intent to affix manufactured home” located at “xx” all the wheels and axles have been removed  and “xx” there is declaration of intent to affix the manufactured home."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.00 with xx
The chain of assignment has not been completed. Currently, the xx is with  xx which was recorded on xx/xx/2019. However; it should be with  xx.
Junior xx originated on xx.00 in favor of xx., a xx.
No active liens and judgments against the borrower/property.
1st installment xx tax for the year of 2019 is due in the amount of xx on xx/xx/2019.
According to the review of payment history as of xx/xx/2019, the borrower is delinquent for 15 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx26. The UPB reflected in the amount of xx.	Collections Comments:According to the servicing comments, the loan is in Bankruptcy.
According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 14 months. The last payment was received on xx/xx/2019, the next due date is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx26.The UPB reflected as per the payment history is in the amount of xx.
As per collection comment, the foreclosure was initiated in 2018 and the file was referred to an attorney on xx/xx/2018. The foreclosure was put on hold due to the borrower had filed bankruptcy on xx/xx/2018. No further detailed have been found.

Reason for default is unable to be determined.

No evidences have been found regarding the occupancy in the latest comments history.
No BPO/inspection report has been provided.

Foreclosure Comments:The foreclosure was initiated. As per the comment dated xx/xx/2018, the file was referred to an attorney on the same date. However, the foreclosure was put on hold as the borrower had filed bankruptcy on xx/xx/2018. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is xx. The chapter 13 plan was confirmed on xx/xx/2019 and the debtor sxxpay P&I to the trustee in the amount of $xxx for 3 months and xx for 57 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx There is no comment indicating a cramdown. The date of last filing is xx/xx/2019.	This modification agreement made between borrower xx and xx (“Lender”) on xx/xx/2015.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 5.625% and new P&I is in the amount of $xxx beginning from xx/xx/2015 till the maturity date xx/xx/2055. The interest-bearing amount is xx. There is no provision for the balloon payment.
Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia State. The following required state disclosures are missing from the loan file.
1. VA Application Disclosure
2. Choice of Settlement Agent Disclosure
3. Disclosure of Charges for Appraisal or Valuation
								4. Copy of Appraisal or Statement of Appraised Value"		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active civil judgment against the borrower which is in the amount of xx, recorded on xx/xx/2015 and filed by xx.
There is active state tax lien against the borrower which is in the amount of xx, recorded on xx/xx/2018 and filed by xx
No delinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2014 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of xx which was applied to due date of xx/xx/2017 and the next due date is xx/xx/2018. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in active bankruptcy. According to the xxx report, the debtor xx had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of xx for 60 months. The POC was filed on xx/xx/2019. The POC amount is xx and total arrearage amount is xx.
The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxlable servicing comment and documents in file reveal that loan is in foreclosure since 2018. Foreclosure was referred to dated xx/xx/2018. Foreclosure complaint was filed on xx/xx/2018 with case # xx  and the lis pendens was filed on same day. Foreclosure was put on hold due to subject borrower had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2019.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2018. Foreclosure was referred to dated xx/xx/2018. Foreclosure complaint was filed on xx/xx/2018 with case # xx and the lis pendens was filed on same day. Foreclosure was put on hold due to subject borrower had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2019.
Bankruptcy Comments:According to the xxx report, the debtor xx  had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of xx  for 60 months. The POC was filed on xx/xx/2019.  The POC amount is xx and total arrearage amount is xx.
The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx	Loan Modification agreement was made between borrower and lender on effective date of xx/xx/2015.
The borrower had given promise to pay the UPB of xx with interest rate of 4.00% with P&I of $xxx with fixed amortized type and it was beginning from first payment date on xx/xx/2015 and ends with the maturity date of xx/xx/2055.
Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing in loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the xx state. The following state disclosures are missing from the loan file:
1. IL Collateral Protection Insurance Notice
								2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.
The chain of assignment has not been completed. The current assignment is with  xx, which was recorded on xx/xx/2017. However, it should have been with xx
No active judgments or liens have been found.
The first installment town taxes have been paid on xx/xx/2019 in the amount of xx
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2019, the borrower has been delinquent for 10 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2018. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to the servicing comments, the loan is in bankruptcy.

According to the payment history as of xx/xx/2019, the borrower has been delinquent for 10 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2018. The current UPB reflected as per the payment history is in the amount of xx.

Reason for default is an excessive obligation.

No evidences have been found regarding the occupancy in the latest comments history.
No BPO/inspection report has been provided.

Foreclosure Comments:As per tape, the foreclosure was initiated in 2018 and the file was referred to an attorney on xx/xx/2018. The complaint was filed on xx/xx/2018. As per comment history dated xx/xx/2018, the first publication was done on xx/xx/2018. The sale was scheduled on xx/xx/2018; however, it was put on hold as the borrower had filed bankruptcy under chapter 13 on xx/xx/2018. The date of last filing is xx/xx/2019.
Bankruptcy Comments:According to the xxx, the borrower xx  had filed the bankruptcy under chapter-13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2018, the secured claim amount of xx and the amount of arrearage was xx. The debtor sxxpay the trustee the sum of xx  for 36 months under chapter 13. The plan was confirmed on xx/xx/2018. The date of last filing is xx/xx/2019.
This modification agreement was signed between the borrower xx and the xx on xx/xx/2014.
The unpaid principal balance is xx with the interest rate 4.625%. The borrower promises to pay the monthly P&I of $xxx beginning from xx/xx/2014. The maturity is xx/xx/2049.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the seller-paid points and fees exception test."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at xx State. The following state disclosures are missing from the loan file:
1. MI Borrower's Bill of Rights.
2. MI Consumer Caution and Homeownership Counseling Notice.
3. Choice of Insurance Agent."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of Updated title report dated xx/xx/2019, the subject xx was originated on xx., xx in the amount of xx which was recorded on xx/xx/2007.
The chain of assignment has been completed. Currently, the assignment is from xx by xx, as xx. The assignment should be with xx.
There are civil judgments against the borrower xx in the favor of xx total for the amount ofx x which was recorded on xx/xx/2016 and xx/xx/2015 respectively.
Annual xx taxes for the year 2019 have been paid in the amount of xx
Total annual estimated taxes are xx

As per the review of payment history as of xx/xx/2019, the borrower is currently delinquent for 23 months and next due date is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2017. The current P&I is $xxxd PITI is $xxxhe UPB reflected in the payment history is in the amount of xx.

Collections Comments:The loan is currently in the bankruptcy and next due date is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2017. The current P&I is $xxxd PITI is $xxxhe UPB reflected in the payment history is in the amount of xx.
The reason for default is an Excessive-obligation.
The loan has been modified on xx/xx/2014.
As per tape data foreclosure was initiated and referred to an attorney on xx/xx/2018. The complaint was filed on xx/xx/2018. The preliminary title clear was completed on xx/xx/2019. As per the document located at (xx) the judgment was entered under the case#xx on xx/xx/2018. As per document located at (xx) the sale has been scheduled for xx/xx/2018. The Bidding document is located at (xx. As per the document located at (xx) the sale has been scheduled for xx/xx/2019. However, the borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2019 and foreclosure put on hold.
The borrower xx  had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The date of last filing is xx/xx/2019. The POC was file by xx on xx/xx/2019 with the secured claim amount of xx and the arrearage is xx. The schedule-D of xxx dated xx/xx/2019, the amount of claim is xx and the value of property is xx. Hence, the unsecured portion is xx. As per chapter 13 plan dated xx/xx/2019, the debtor sxxpay the trustee $xxx per month for 60 months for the amount of xx. The Objection to Confirmation of the Plan was filed on xx/xx/2019, the Plan does not propose a specific amount to be paid towards Creditors arrearage claim. The motion to dismiss case for failure make plan payments was filed on xx/xx/2019.
As per comment dated xx/xx/2019, the subject property is owner-occupied.
No comments were indicating damages and repairs to the subject property.

Update:
As per the collection comment dated xx/xx/2021, the bankruptcy was discharged on xx/xx/2021.
As per the collection comment dated xx/xx/2021, the borrower was approved for the loan modification with an effective date of xx/xx/2021, and the new maturity date is xx/xx/2051. The UPB is xx. The modified P&I is $xxx20, and the rate of interest is 4.50%.
As per the collection comment dated xx/xx/2021, the subject property was located in the FEMA disaster area due to Hurricane IDA, which started on xx/xx/2021 and expired on xx/xx/2021.
As per the collection comment dated xx/xx/2022, the roof of the subject property was damaged on xx/xx/2014 due to water. The pipes were bursted, and the estimated cost of repairs is less than $xxxnable to determine the current condition and status of the repairs.
As per the collection comment dated xx/xx/2021, the subject property was occupied by the owner.

Foreclosure Comments:As per tape data foreclosure was initiated and referred to an attorney on xx/xx/2018. The complaint was filed on xx/xx/2018. The preliminary title clear was completed on xx/xx/2019. As per the document located at (1019161193 Pg#908) the judgment was entered under the case# 18-3096 on xx/xx/2018. As per document located at (1019161193 Pg#922) the sale has been scheduled for xx/xx/2018. The Bidding document is located at (1019161193 Pg#903). As per the document located at (1019161193 Pg#925) the sale has been scheduled for xx/xx/2019. However, the borrower Leroy L Watson had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2019 and foreclosure put on hold.
Bankruptcy Comments:The borrower Leroy L Watson had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The date of last filing is xx/xx/2019. The POC was file by xxx xx on xx/xx/2019 with the secured claim amount of xx and the arrearage is xx. The schedule-D of xxx dated xx/xx/2019, the amount of claim is xx and the value of property is xx. Hence, the unsecured portion is xx. As per chapter 13 plan dated xx/xx/2019, the debtor sxxpay the trustee $xxx per month for 60 months for the amount of xx. The Objection to Confirmation of the Plan was filed on xx/xx/2019, the Plan does not propose a specific amount to be paid towards Creditors arrearage claim. The motion to dismiss case for failure make plan payments was filed on xx/xx/2019.

The loan was modified between the borrower xx and xx on xx/xx/2014.The modified UPB is xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 4.625 % beginning from xx/xx/2014 to the maturity date of xx/xx/2054. There is no deferred and forgiven principal balance.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxe loan data is xx and comparison data is xx; hence, the variance is -$xxx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019, shows that the subject xx was originated on xx.00, with  xx.
The chain of assignment has been not completed. The missing assignment is fromxx to xx.
No active judgments and liens have been found.
1st installment xx tax of 2018 has been paid in the amount of xx
2nd installment xx tax of 2018 are due in the amount of xx
According to the payment history as of xx/xx/2019, the borrower is delinquent from 19 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx50 and PITI is in the amount of $xxx03. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. The borrower is delinquent from 19 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx50 and PITI is in the amount of $xxx03. The UPB reflected as per the payment history is in the amount of xx.
The reason for default was reduction in income. The subject property has been occupied by the owner. The borrowers intention is to keep the property.
No comments have been found regarding damage. The latest xx report is unavailable.
Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2017 and the complaint filed date was unavailable. The sale was scheduled on xx/xx/2018. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2018. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is xx. The schedule D of xx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx. The chapter 13 plan was confirmed on xx/xx/2019. The debtor sxxpay to the trustee xx for 60 months.	This modification agreement was made between Lender xx and Borrower xx on xx/xx/2016. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 3.875 % beginning from xx/xx/2016 with a maturity date of xx/xx/2056.	Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the points and fees test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. VA Application Disclosure
2. Choice of Settlement Agent Disclosure
3. Disclosure of Charges for Appraisal or Valuation
4. Copy of Appraisal or Statement of Appraised Value"
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of servicing transfer disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xxwhich was recorded on xx/xx/2007. The chain of assignment is incomplete as the subject xx is currently with the, xx instead of xx.
There are two active civil judgments against the borrower in the total amount of xx which was recorded on xx/xx/2019 and xx/xx/2019 in favor of xx
There are two active Credit card Judgments against the borrower in the total amount of xx which was recorded on xx/xx/2019 and xx/xx/2019 in favor of xx
There is an active xx lien against the borrower in the amount of xx which was recorded on xx/xx/2019 in favor of xx x
Annual xx tax for the year of 2019 is due on xx/xx/2020 in the amount of xx
Review of the payment history provided from xx/xx/2018 to xx/xx/2019 reveals that borrower has been the delinquent for 23 months. The last payment was received in the amount of xx on xx/xx/2019 which was applied for the due date of xx/xx/2017. The next due date is xx/xx/2017. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 4.000%.	Collections Comments:The subject loan is in collection. Review of the collection comments states that the borrower has been the delinquent for 23 months. The last payment was received in the amount of xx on xx/xx/2019 which was applied for the due date of xx/xx/2017. The next due date is xx/xx/2017. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is xx
Loan modification agreement was made between the borrower and Lender on xx/xx/2013. The new modified rate is xx and borrower promises to pay P&I in the amount of xx  which was begun on xx/xx/2014. The new principal balance is xx. Lender has agreed to defer the amount of xx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx/xx/2053. Reason for Modification is Financial Hardship.
The subject property had damages. As per comment dated xx/xx/2019 First draw was issued on xx/xx/2019 in the amount of xx  Comment dated xx/xx/2019 shows that the repair amount was not clear, Hence it taken as xx  Comment dated xx/xx/2019 shows that the 97% repair has been completed and pending items are “Paint in one Bedroom Ceiling. There is no further information regarding this damage in the available servicing comments.
Borrower has filed bankruptcy under chapter 7 case# xx on xx/xx/2019. AS per Statement of Intention dated xx/xx/2019 debtor intent to retain the subject claim. Order Discharging Debtor was filed on xx/xx/2019.
As per collection comments subject property has been occupied by the owner and in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter 7 case# xx on xx/xx/2019. AS per Statement of Intention dated xx/xx/2019 debtor intent to retain the subject claim. Order Discharging Debtor was filed on xx/xx/2019.	Loan modification agreement was made between the borrower and Lender on xx/xx/2013. The new modified rate is 4.000% and borrower promises to pay P&I in the amount of xx which was begun on xx/xx/2014. The new principal balance is xx. Lender has agreed to defer the amount of xx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx/xx/2053. Reason for Modification is Financial Hardship.	Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* DTI > 60% (Lvl 2)     "According to final application the total monthly income of the borrower is xx however, total monthly debts are the amount of xx Hence, DTI is xx which is greater than xx
* Missing Required Disclosures (Lvl 2)     "List of Service Provider disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the subject xx was originated on xx.xx with xx as a nominee for  xx recorded on xx/xx/2006 with the instrument xx
 The chain of xx assignment has not been completed. Currently, the xx assignment is with  xx recorded on xx/xx/2018. The assignment should be with xx

There are two HOA liens / COA Liens active against property in the total amount of xx held by xx recorded on xx/xx/2007 and xx/xx/2009.
There is active judgment against borrower in the amount of xx held by xx recorded on xx/xx/2010.
The 1st installment of City taxes has been paid in the amount of xx on xx/xx/2019 for the year of 2019.
The 2nd installment of City taxes is due in the amount of xx on xx/xx/2019 for the year of 2019
The 1st installment of xx taxes has been paid in the amount of xx on xx/xx/2019 for the year of 2019.
The 2nd installment of xx taxes is due in the amount of xx on xx/xx/2019 for the year of 2019
As per review of payment history as of dated xx/xx/2019 borrower is delinquent for 38 months. The next payment is due on xx/xx/2016. The last P&I payment was received on xx/xx/2019 in the amount of xx with the interest rate of 2.00%.The current unpaid principal balance is in the amount of xx.The amount of xx has been deferred from unpaid principal balance.	Collections Comments:As per servicing comments the loan is in bankruptcy. As per review of payment history as of dated xx/xx/2019 borrower is delinquent for 38 months. The next payment is due on xx/xx/2016. The last P&I payment was received on xx/xx/2019 in the amount of xx with the interest rate of 2.00%.The current unpaid principal balance is in the amount of xx.The amount of xx has been deferred from unpaid principal balance.
As per servicing comments located in “xx” the foreclosure was initiated against subject property in 2016. The foreclosure referred to attorney on xx/xx/2016 and the complaint was filed on xx/xx/2016. The sale was scheduled on xx/xx/2018. The foreclosure was placed on hold due to bankruptcy filing. As per the xxx report, the borrower xx filed bankruptcy chapter-13 with case #xx on xx/xx/2018. The loan is currently in active bankruptcy.
Foreclosure Comments:As per servicing comments located in “xx” the foreclosure was initiated against subject property in 2016. The foreclosure referred to attorney on xx/xx/2016 and the complaint was filed on xx/xx/2016. The sale was scheduled on xx/xx/2018. The foreclosure was placed on hold due to bankruptcy filing. As per the xxx report, the borrower xx filed bankruptcy chapter-13 with case #xx on xx/xx/2018. The loan is currently in active bankruptcy.
Bankruptcy Comments: According to the xxx, the borrower xx has filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2018. The POC was filed by xx on xx/xx/2018. As per POC the secure claim is in the amount of xx with arrearage in the amount of xx. The xxx has not been filed yet. The original plan was filed on xx/xx/2018. The amended plan was filed on xx/xx/2018 and it was confirmed on xx/xx/2018.As per plan borrower will pay total arrears in the amount of xx by making monthly payment in the amount of xx till 51 months. The date of last filing was xx/xx/2019.	This modification agreement made between borrower xx & xx (“Lender”) xx/xx/2011. As per agreement the new principal balance is in the amount of xx. The amount of xx has been deferred from new UPB. The total interest bearing principal is in the amount of xx. The borrower had promised to pay P&I payment in the amount of xx with interest rate of 2.00% which was begun from xx/xx/2012. This is a step rate modification agreement. The initial rate has been stated from 2.00% with P&I payment in the amount of $xxxended on 4.00% with P&I payment in the amount of $xxxturity of this agreement is xx/xx/2051.	Credit Application Loan Program Info Disclosure Missing Required Disclosures Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test: - On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following disclosures are missing in the loan file.
1) Affidavit of Consideration.
2) Affidavit of Disbursement.
3) First Time Buyers Affidavit.
								4) Mandatory Binding Arbitration Disclosures."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx with the lender xx, xxx
The chain of the assignment has not been completed. The latest assignment is with  xx, which was recorded on xx/xx/2013. However, it should be with the xx
There is an active junior xx  (IRS Lien/xxx/Doj) Lien in the amount of xx in favor of "xx" which was recorded on xx/xx/2010.
There is an active junior NY State Tax Lien in the amount of xx in favor of “xx" which was recorded on xx/xx/2012.
1st installment of combined jurisdiction tax of 2019 has been paid in the amount of xx on xx/xx/2018.
2nd installment of combined jurisdiction tax of 2019 has been paid in the amount of xx on xx/xx/2019.
No prior year delinquent taxes have been found.	According to the review of payment history as of xx/xx/2019, the borrower has been delinquent for 12 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected in the amount of xx.

Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for 12 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected in the amount of xx.
The reason for default has not been mentioned in the latest collection comments.
The loan modification agreement was made between (borrower) xx and xx  and (Lender) xx on xx/xx/2017.
The subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update:
As per the comments, foreclosure was initiated in 2019. According to comments on xx/xx/2023, the borrower filed bankruptcy on xx/xx/2022 with case #xx. The bankruptcy is still active. No further information was found.
No additional information was found in the collection comments.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2018. As per the updated title report dated xx/xx/2019, the lis pendens was filed on xx/xx/2014 and xx/xx/2017. However, no released document was found. Again the lis pendens were filed on xx/xx/2018. However, the foreclosure was put on hold as the borrower had filed bankruptcy on xx/xx/2019 and the plan was confirmed on xx/xx/2019.
Bankruptcy Comments:The borrower xx and xx had filed bankruptcy under chapter 13 with the case # xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. As per the chapter 13 plan, the debtor sxxpay to the trustee the sum of xx per month of 60 months. The POC was filed on xx/xx/2019 with the secured claim amount of xx and the amount of arrearage is xx. The date of the last filing is xx/xx/2019.	This loan modification agreement was made between (borrower)xx and xx and (Lender) xx , xx on xx/xx/2017.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 4.00% and new P&I is in the amount of $xxxnning from xx/xx/2017. The maturity is xx/xx/2057. The interest bearing amount is xx and deferred balance in the amount of xx. There is no provision for the balloon payment. Previously, the loan has been modified in the year 2011 and 2015.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file.
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. xx Bankers and Exempt Organizations Preapplication
6. Co-Signer Notice Requirements
7. Default Warning Notice
8. Commitment Disclosure
9. Lock-in Disclosure
10. Expiration of Lock-in or Commitment Period"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.
The chain of assignment is complete.
There are no active judgments and liens.
Annual xx taxes for the year of 2018 have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of payment history shows that the borrower is not making payments regularly. The borrower is delinquent for 30 days. The last payment was received on xx/xx/2019 that was applied for the due date of xx/xx/2019. The next payment is due on xx/xx/2019. The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.	Collections Comments:The loan is in collection. Review of payment history shows that the borrower is not making payments regularly. The borrower is delinquent for 30 days. The last payment was received on xx/xx/2019 that was applied for the due date of xx/xx/2019. The next payment is due on xx/xx/2019. The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx. Borrower wants to keep the property.
Available servicing comment shows the subject property is owner occupied and is in good condition. No damages have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on effective date of xx/xx/2018.
The borrower had given promise to pay the UPB of xx with interest rate of 6.00% with P&I of $xxx with fixed amortized type and it was beginning from first payment date on xx/xx/2018 and ends with the maturity date of xx/xx/2058.
2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "IN License Validation Test: FAIL"
								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase risk indicator is “Moderate” due to IN License Validation Test."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2019, the xx was originated on xx. which was recorded on xx/xx/2002.
The chain of xx assignment has been completed. Currently, the xx assignment is with xx
There is a junior xx open against the subject property in favor of xx  the amount of $xxxich was originated xx/xx/2004 and recorded on xx/xx/2004.
There is a civil judgment against xx and xx in favor of xx,  in the amount of xx which was recorded on xx/xx/2012.
Annual xx taxes for 2019 were due on xx/xx/2019 in the amount of xx
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2019. The delinquency has been done for 5 months. The last payment was received on xx/xx/2019 in the amount of xx and it was applied for the due date of xx/xx/2019. The current P&I is $xxx and interest rate is 4.400%. The current unpaid principal balance is in the amount of xx.	Collections Comments:The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2019. The delinquency has been done for 5 months. The last payment was received on xx/xx/2019 in the amount of xx and it was applied for the due date of xx/xx/2019. The current P&I is $xxx and interest rate is 4.400%. The current unpaid principal balance is in the amount of xx.
The loan was modified on xx/xx/2014 and a new principal balance is xx to the step modification and the rate was starting from xx  % and borrower had given promise to pay P&I in the amount of xx beginning on xx/xx/2014 with a new maturity date of xx/xx/2053. The rate changes in 3 steps ending at 4.400%.The lender has agreed to forgive xx  of the unpaid principal balance on the modification. However, the forgiven amount exceeds 2% of modified principal.

According to the xxx, the xx and  xx  (borrower) had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018. POC was filed by xx  on xx/xx/2018, in the secured claim amount xx and an arrearage in the amount of xx   Schedule D in xxx dated xx/xx/2017 states that the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as $xxx As per confirmed chapter-13 plan dated xx/xx/2018, the debtor will make regular monthly payment of $xxxr 60 months.  The motion to dismissed case by filed on xx/xx/2019 and hearing will be held on xx/xx/2019. Currently the bankruptcy is active.

No evidence has been found regarding foreclosure.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the xx (borrower) had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018. POC was filed by xx on xx/xx/2018, in the secured claim amount xx and an arrearage in the amount of xx Schedule D in xxx dated xx/xx/2017 states that the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as $xxx As per confirmed chapter-13 plan dated xx/xx/2018, the debtor will make regular monthly payment of xx for 60 months. The motion to dismissed case by filed on xx/xx/2019 and hearing will be held on xx/xx/2019. Currently the bankruptcy is active.	The loan was modified on xx/xx/2014 and a new principal balance is xx to the step modification and the rate was starting from 2.504 % and borrower had given promise to pay P&I in the amount of xx beginning on xx/xx/2014 with a new maturity date of xx/xx/2053. The rate changes in 3 steps ending at 4.400%.The lender has agreed to forgive xx of the unpaid principal balance on the modification. However, the forgiven amount exceeds 2% of modified principal.	Affiliated Business Disclosure Credit Application Missing Dicsloures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk indicator is "Moderate" due to Brokerage/Finder Fee Test is fail and GSE (Freddie Mac public guidelines) Predatory Lending Guidance is fail."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Brokerage/Finder Fee Test is fail. The loan data is xx and the comparison data is xx Hence the variance is xx
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required Disclosures (Lvl 2)     "The list of service provider is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to determine."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value: Date: Type:BPO	Value: Date: Type:Field review	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00 with xx of xx
The chain of assignment has been completed. There are 4 civil judgments against the borrower in the combined amount of xx. Annual xx taxes of 2019 are due in the amount of xx. No prior year delinquent taxes have been found.
Review of payment history shows that the borrower is making payments regularly. The last payment was made on xx/xx/2019 in the amount of xx that was applied for the due date of xx/xx/2019. The next payment is due on xx/xx/2019. The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.	Collections Comments:The loan is performing. The borrower is making payments regularly. The last payment was made on xx/xx/2019 in the amount of xx that was applied for the due date of xx/xx/2019. The next payment is due on xx/xx/2019. The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx. Loan Modification agreement was made between borrower xx with xx on effective date of xx/xx/2018. The borrower had given promise to pay the UPB of xx with interest rate of 6.00% with P&I of $xxx with fixed amortized type and it was started from first payment date on xx/xx/2018 and ends with the maturity date of xx/xx/2058. The debtor Patricia xx had filed the bankruptcy under chapter 7 with case#xx on xx/xx/2012. Later, the debtor was discharged on xx/xx/2013 and the bankruptcy was terminated on xx/xx/2014. As per Statement of Debtor's Intention dated xx/xx/2012, the debtor wants to keep the subject property by reaffirming the debts. No foreclosure activities have been found. As per latest property inspection report dated xx/xx/2019, the subject property is owner occupied. No visible damages have been/were observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed the bankruptcy under chapter 7 with case#xx on xx/xx/2012. Later, the debtor was discharged on xx/xx/2013 and the bankruptcy was terminated on xx/xx/2014. As per Statement of Debtor's Intention dated xx/xx/2012, the debtor wants to keep the subject property by reaffirming the debts.	Loan Modification agreement was made between borrower xx with xx on effective date of xx/xx/2018.
The borrower had given promise to pay the UPB of xx with interest rate of 6.00% with P&I of $xxx with fixed amortized type and it was started from first payment date on xx/xx/2018 and ends with the maturity date of xx/xx/2058.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file."
* Lost Note Affidavit (Lvl 3) "Lost note affidavit dated xx/xx/2014 was found in the loan file located at xx as original note was misplaced, lost or destroyed. And duplicate copy / attested copy of note are also missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.xx xx which was recorded on xx/xx/2006.
The chain of the assignment has been completed. The latest assignment is from  xx

There are 2 ECB liens against borrower in the favor of xx in the amount of xxxxx and xx which were recorded on xx/xx/2017 and xx/xx/2016.

There is a civil judgment against borrower in the favor of xx in the amount of xx which was recorded on xx/xx/2015.

Annual borough taxes for the year 2020 are paid in the amount of xx

There is a utility charges which are due on xx/xx/2019 in the amount of xx during the year 2020 and they are good through on xx/xx/2019.

No delinquent taxes have been found.
According to the payment history as of xx/xx/2019, the borrower has been delinquent for 0 months and the next due is xx/xx/2019. The last payment was received on xx/xx/2019 and P&I in the amount of xx which was applied on xx/xx/2019 with interest rate 6.000 % and PITI in the amount of $xxxrrent unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.	Collections Comments:As per the servicing comments, the loan is in collections. The reason for default is unable to be determined. The current occupancy of borrower is owner occupied.
The borrower has been delinquent for 0 months and the next due is xx/xx/2019. The last payment was received on xx/xx/2019 and P&I in the amount of xx  which was applied on xx/xx/2019 with interest rate 6.000%.
The loan was modified on xx/xx/2019.
No details of bankruptcy have been found.
Foreclosure Comments:As per the updated title dated xx/xx/2019, the foreclosure was initiated and complaint was filed on xx/xx/2010 with index#21240/10 which is located at "xx. Again, the document located "xx", states that the foreclosure was again initiated and complaint was filed on xx/xx/2015. The amended complaint was filed on xx/xx/2018 which is located at "xx" with index#xx. No further details have been found.
Bankruptcy Comments:Not Applicable	The loan has been modified once since origination. The loan modification was made on xx/xx/2019 between the borrower xx and the lender xx as Owner Txx According to the modified terms, the new principal balance is in the amount of xx. The borrower promises to pay xx with the rate of interest starting with 6.000 % beginning from xx/xx/2019. The new maturity date is xx/xx/2059. The interest bearing is in the amount of xx. There is a deferred balance in the amount of xx. The modification contains the balloon provision.	Affiliated Business Disclosure HUD-1 Closing Statement Missing Required State Disclosures	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is available in the loan file, however, some points and fees are hand written."	* Missing Required Disclosures (Lvl 2) "List of Service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. xx Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative xx Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. xx Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period"
* Operative index value is unable to confirm (Lvl 2)     "Operative Index value is unable to be determined."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per review of updated title report dated xx/xx/2019 the subject xx was originated on xx.00 which was recorded on xx/xx/2006 in favor of  xx, . The chain of assignment has been completed as the xx is currently with “xx”.
There is one junior xx which was recorded on xx/xx/2006 under instru xx in the amount of xx in favor of  xx.
The judgments and liens against the borrower/subject property as follow.
There is one SideWalk lien against the property in the amount of xx which was recorded on xx/xx/1999 prior to the subject xx in favor of xx.
There is one PVB judgment against the borrower in the amount of xx which was recorded on xx/xx/1990 prior to the subject xx in favor of xx.

The annual combined taxes have been paid in the amount of xx
No prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2019 the loan is performing and borrower has been making his monthly payments. The last payment was received on xx/xx/2019 in the amount of xx with interest rate 4.00% for the due date of xx/xx/2019. The next due date is xx/xx/2019. The current UPB is not mentioned in latest payment history but as per provided tape data as of xx/xx/2019 the current UPB is xx.	Collections Comments:The loan is performing and borrower has been making his monthly payments. The last payment was received on xx/xx/2019 in the amount of xx with interest rate 4.00% for the due date of xx/xx/2019. The next due date is xx/xx/2019. The current UPB is not mentioned in latest payment history but as per provided tape data as of xx/xx/2019 the current UPB is xx.
The loan was modified on effective date of xx/xx/2018 between borrower “xx” and lender “xx”. As per modification total UPB is in the amount of xx from which lender agreed to waive xx. Hence, the modified principal balance is xx. The forgiven amount exceeds 2.00% of modified principal balance. The borrower agreed to pay new interest rate of 4.000 % and P&I $xxx56 with fixed amortization. The first payment had begun from xx/xx/2018 and ends on maturity of xx/xx/2058. The lender agreed to waive the arrears in the total amount of xx.

As per lis pendens located at xx the foreclosure proceedings were initiated on property and the complaint was filed on xx/xx/2013. The service was completed on xx/xx/2013. The motion to discontinue lis pendens was granted on xx/xx/2019 and located at “xx”. There is one more lis pendens available with updated title report which was filed on xx/xx/2016 under instru#xx. The comment dated xx/xx/2017 states that the contested/litigation action was filed on xx/xx/2017 for answer filed with affirmative defenses and FC file was put on hold.  As of xx/xx/2017 the matter was litigated as an answer was filed this matter on xx/xx/2013. No further comments have been found regarding the resolution of contested/litigated matter hence unable to determine whether litigation/contested matter has been resolved or not.

As per xxx Report dated xx/xx/2019 subject property is owner occupied and no visible damages were reported.
Foreclosure Comments:As per lis pendens located at xx” the foreclosure proceedings were initiated on property and the complaint was filed on xx/xx/2013. The service was completed on xx/xx/2013. The motion to discontinue lis pendens was granted on xx/xx/2019 and located at “xx”. There is one more lis pendens available with updated title report which was filed on xx/xx/2016 under instru#xx The comment dated xx/xx/2017 states that the contested/litigation action was filed on xx/xx/2017 for answer filed with affirmative defenses and FC file was put on hold.  As of xx/xx/2017 the matter was litigated as an answer was filed this matter on xx/xx/2013. As per comment dated xx/xx/2017 the file was put on hold for to loss mitigation review and the loan was modified on xx/xx/2018. As per latest payment history as of xx/xx/2019 loan is performing and borrower has been making payments. No further details have been found regarding foreclosure.
		Bankruptcy Comments:Not Applicable	The loan was modified on effective date of xx/xx/2018 between borrower “xx ” and lender “xx ”. As per modification total UPB is in the amount of xx from which lender agreed to waive xx. Hence, the modified principal balance is xx. The forgiven amount exceeds 2.00% of modified principal balance. The borrower agreed to pay new interest rate of 4.000 % and P&I $xxx56 with fixed amortization. The first payment had begun from xx/xx/2018 and ends on maturity of xx/xx/2058. The lender agreed to waive the arrears in the total amount of xx.	Right of Rescission	2: Acceptable with Warnings			* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx., which was recorded on xx/xx/2005. The chain of assignment is complete as the subject xx is with the current assignee, xx  of the xx
There are four active credit card Judgments against the borrower in the total amount of xx  which was recorded on multiple dates in favor of multiple plaintiffs.
1st installment of xx tax for the year of 2018 is delinquent which was due on xx/xx/2019 and it is good through on xx/xx/2019 in the amount of xx.
2nd installment of xx tax for the year of 2018 is due on xx/xx/2020 in the amount of xx
Review of the payment history provided from xx/xx/2004 to xx/xx/2019 reveals that borrower is performing. The last payment was received in the amount of xx on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx and current interest rate as per payment history is 5.000%.	Collections Comments:The subject loan is in performing. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of xx on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx and current interest rate as per payment history is 5.000%.
Loan modification agreement was made between the borrower and Lender on xx/xx/2018. The new modified rate is 6.000% and borrower promises to pay P&I in the amount of xx which was begun on xx/xx/2018. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2058. Reason for Modification is Financial Hardship.
There is no information regarding the foreclosure proceeding in the available servicing comments.
As per collection comments subject property has been occupied by the owner and is in average condition.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and Lender on xx/xx/2018. The new modified rate is 6.000% and borrower promises to pay P&I in the amount of xx which was begun on xx/xx/2018. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2058. Reason for Modification is Financial Hardship.	Credit Application	3: Curable		* Lost Note Affidavit (Lvl 3) "Lost note affidavit is found in the loan file at locator "xx which states the original note was lost. The duplicate copy of note is located in the xx.""	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file." * Missing Required Disclosures (Lvl 2) "List of Service Provider disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.A. for the amount of xx which was recorded on xx/xx/2000.
The chain of the assignment has been completed. The last assignment is with xx  which was recorded on xx/xx/2019.
There is one sewer lien against the subject property in the favor of xx Authority for the amount of xx which was recorded on xx/xx/2014. The same judgment was renewed on xx/xx/2019 for the amount of xx
Annual xx, Borough, and school taxes have been paid in the amount of xx on xx/xx/2019 and xx/xx/2019 respectively.
No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/2019, the borrower has been making regular payments and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied for the due date of xx/xx/2019. The current interest rate is 5.000 % and P&I is $xxx. The loan was modified on xx/xx/2019. Hence, the next payment due date has been changed from xx/xx/2019 to xx/xx/2019.
The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.
Collections Comments:The loan is currently performing and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for the due date of xx/xx/2019. The current interest rate is 5.000 % and P&I is $xxx. The loan was modified on xx/xx/2019. Hence, the next payment due date has been changed from xx/xx/2019 to xx/xx/2019.
The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.
The borrower, "xx" had filed the bankruptcy under chapter 7 with the case#xx on xx/xx/2004.
The case was discharged on and was terminated on xx/xx/2004.
According to comment dated xx/xx/2019, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2019. No further details have been found in the loan file. The loan was modified on xx/xx/2019. According to modified terms, the new modified principal balance is xx.

According to inspection report dated xx/xx/2019, the subject property is in good condition.
No comment pertaining damage to the subject property has been observed.

Update:
According to comments, the borrower is current with the loan. No further information was found.
No additional information was found in the collection comments.
Foreclosure Comments:According to comment dated xx/xx/2019, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2019. No further details have been found in the loan file. The loan was modified on xx/xx/2019.
Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter 7 with the case#xx on xx/xx/2004.
The case was discharged on and was terminated on xx/xx/2004.	The loan was prior modified on xx/xx/2015.
This loan modification agreement was made on between the borrower, “xx ” and the lender, xx" on xx/xx/2019.
According to modified terms, the new modified principal balance is xx.
Borrower promises to pay P&I in the amount of xx with the modified interest rate of 5.000 % beginning from xx/xx/2019 till the maturity date of xx/xx/2059.
Affiliated Business Disclosure Initial Escrow Acct Disclosure xx Insurance Notice of Servicing Transfer	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at “xx”, which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file."	* DTI > 60% (Lvl 2) "According to final loan application, the total monthly income of the borrower is xx and the amount of expenses are xx Hence, DTI is calculated as xx which exceeds xx
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is FHA loan. However, xx Insurance Certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value: Date: Type:BPO	Value: Date: Type:Field review	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019, shows that the subject xx was originated on xx.xxA Nebraska xx which was recorded on xx/xx/1998.

The chain of the assignment has been completed. The last assignment is with xx

There is a mechanic lien against the borrower in favor of  xx. in the amount of xx

The annual xx 1st and 2nd half taxes for the year of 2019 are due in the amount of xx
No prior years delinquent taxes have been found.
According to the payment history as of xx/xx/2019, the borrower is current with the loan. The payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxxrrent unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.	Collections Comments:As per the servicing comments, the borrower is current with the loan. The payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxxrrent unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.

The reason for default is unemployment of borrower.

The loan has been modified once since origination. This modification agreement was signed between xx (Borrower) and the lender Select xx(Lender) on xx/xx/2013 According to the modified terms, the new principal balance is xx with the deferred amount of xx and the interest bearing amount of xx. The borrower promises to pay $xxx the starting rate of interest 9.990% beginning from xx/xx/2013. The new maturity date is xx/xx/2029.
xxr and xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2017. The debtor had filed the chapter 13 plan on xx/xx/2017 which was confirmed on xx/xx/2018. According to the plan, the debtor sxxpay to the trustee xx  for 60 months. The creditor had filed the POC on xx/xx/2018 with the secured claim amount of xx and the arrearages of xx. The last day of filing is xx/xx/2019.
As per the latest xxx Report dated xx/xx/2019, the subject property is in average condition and owner occupied. No damages have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx and xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2017. The debtor had filed the chapter 13 plan on xx/xx/2017 which was confirmed on xx/xx/2018. According to the plan, the debtor sxxpay to the trustee xx for 60 months. The creditor had filed the POC on xx/xx/2018 with the secured claim amount of xx and the arrearages of xx. The last day of filing is xx/xx/2019.	The loan has been modified once since origination. This modification agreement was signed between xx (Borrower) and the lender xx (Lender) on xx/xx/2013 According to the modified terms, the new principal balance is xx with the deferred amount of xx and the interest bearing amount of xx. The borrower promises to pay $xxx the starting rate of interest 9.990% beginning from xx/xx/2013. The new maturity date is xx/xx/2029.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1 along with estimated HUD-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The Final Truth In Lending is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to confirm from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.xxxx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active state tax lien against borrower which is in the amount of xx recorded on xx/xx/2013 and filed by xx.
Annual xx taxes for the year of 2018 have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of payment history shows that the borrower is not making payments regularly. The borrower is delinquent for 30 days. The last payment was received on xx/xx/2019 that was applied for the due date of xx/xx/2019. The next payment is due on xx/xx/2019. The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx	Collections Comments:The loan is in collection. Review of payment history shows that the borrower is not making payments regularly. The borrower is delinquent for 30 days. The last payment was received on xx/xx/2019 that was applied for the due date of xx/xx/2019. The next payment is due on xx/xx/2019. The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.
According to the xxx report, the debtor had filed the bankruptcy under the chapter-7 case# xx on xx/xx/2010 and the case was terminated on xx/xx/2011.

Update:
As per the comments on xx/xx/2022, bankruptcy was filed in 2020 with case #xx. According to comments on xx/xx/2023, the hearing on the motion to dismiss was stricken as the motion was withdrawn. Trustee’s motion to dismiss case on xx/xx/2022. No further information was found.
No additional information was found in the collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the debtor had filed the bankruptcy under the chapter-7 case# xx on xx/xx/2010 and the case was terminated on xx/xx/2011.	Loan Modification agreement was made between borrower and lender on effective date of xx/xx/2013.
The borrower had given promise to pay the UPB of xx with interest rate of 6.00% with P&I of $xxxfixed amortized type and it was beginning from first payment date on xx/xx/2013 and ends with the maturity date of xx/xx/2039.
1-4 Family Rider Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing xx State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing required 1-4 family rider (Lvl 2)     "1-4 family rider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of Updated title report dated xx/xx/2019, the subject xx was originated on xx. in the amount of xx which was recorded on xx/xx/2008.
The chain of assignment has been completed. Currently, the assignment is from , xx to xx
 There are no active liens and judgments against the borrower and property.
The second installment combined taxes for the year 2019 have been due in the amount of xx  which will due on xx/xx/2020.
The first installment combined taxes for the year 2019 have been paid in the amount of xx
No prior years of delinquent taxes have been found.

As per the review of payment history as of xx/xx/2019, the borrower is current with the loan and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2019. The current P&I is $xxxd PITI is $xxxs per the seller’s tape data as of xx/xx/2019, the UPB is xx.	Collections Comments:The borrower is current with the loan and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2019. The current P&I is $xxxd PITI is $xxxs per the seller’s tape data as of xx/xx/2019, the UPB is xx.
The loan was modified on xx/xx/2019.
The foreclosure was initiated and referred to an attorney on xx/xx/2018. Further details are not available. The loan was modified on xx/xx/2019.
The borrower had not filed bankruptcy since origination.
As per xxx Report dated xx/xx/2019, the subject property is owner-occupied and average in condition.

Foreclosure Comments:The foreclosure was initiated and referred to an attorney on xx/xx/2018. Further details are not available. The loan was modified on xx/xx/2019.
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2019 with new principal balance of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 6.500 % beginning from xx/xx/2019 to the new maturity date of xx/xx/2059.	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The required state disclosure Reciprocal Beneficiary/ Civil Union Addendum to Uniform Residential Loan Application missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL was not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xxhich was recorded on xx/xx/2006.
The chain of assignment has not been completed as currently the assignment is with “xx” which was recorded on xx/xx/2018. However, it should be with xx
There is a State Tax Lien has been found pending against the borrower xx recorded on xx/xx/2011 in the amount of xx  which is in the favor of xx
The annual installment  of the combined jurisdiction tax of 2019 is due in the amount of xx on xx/xx/2020.
No prior years delinquent taxes found.	According to the review of payment history as of xx/xx/2019, the borrower is current with the loan. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxxPITI is in the amount of $xxxrrent unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.	Collections Comments:The loan is currently performing and the borrower is current with the loan. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of xx and PITI is in the amount of $xxxrrent unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.
Comment dated xx/xx/2019 and document located (xx) shows the loan modification agreement was made between xx  (Borrower) and xx, D/xx/A Christiana Trust as Owner xx  (Lender) on xx/xx/2019.
Foreclosure evidences not found in the available servicing comments.
xxx Report dated xx/xx/2019 located on xx  shows the subject property is in average condition. No repairs noted on xx.xxvailable servicing comments also not reflected evidences of any damages or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter-7 with the case # xx on xx/xx/2015 and the plan was dismissed on xx/xx/2015, terminated on xx/xx/2015. Schedule D in xxx dated xx/xx/2015 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as xx. Motion for Relief filed on xx/xx/2015. The date of the last filing is xx/xx/2015.	This loan modification agreement was made between (borrower) xx and (Lender) xx on xx/xx/2019.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 4.00% and new P&I is in the amount of xx beginning from xx/xx/2019. The maturity is xx/xx/2059. The interest bearing amount is xx and deferred balance in the amount of xx. There is no provision for the balloon payment.	Loan Program Info Disclosure Missing Required State Disclosures	3: Curable	* Not all borrowers signed HUD (Lvl 3) "HUD-1 is not signed by the Borrower."	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan Program Disclosure is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "Below State Disclosures are missing from loan file;
1. Anti-Coercion Notice
2. Radon Gas Disclosure
3. Insurance Sales Disclosure"
								* Operative index value is unable to confirm (Lvl 2) "Operative index value is unable be from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Updated title report dated xx/xx/2019 shows the subject xx was originated on xx.00 with xx as nominee for xx
The chain of assignment has not been completed as the assignment is with the xx  ; however, it should be with the xx
There is a senior xx originated on xx.88 with Travelers xx & Trust, xx. The final HUD-1 is showing the payoff in the amount of xx to xx; however, the final title policy is not showing any exception for the senior xx so, possible title claim could be filed and there is no evidence of release or satisfaction has been found for the same.
There are six Water/Sewer liens against the subject property all are recorded on the different dates in the favor of xx in the total amount of xx However, the subject property is located in xx which is super lien state so it may get foreclosed due to this unpaid lien and this can be cured by paying off the lien amount with the additional charges if any.
The annual xx taxes of 2019 have been paid in the amount of xx. No prior year delinquent taxes have been found.
The review of payment history as of xx/xx/2019 shows that the borrower is delinquent for 2 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied to xx/xx/2019. The UPB in payment history tape data is reflected in the amount of xx. The current P&I is $xxx and the current PITI is $xxx.	Collections Comments:The collection comments review states that the loan is in active bankruptcy. The review of payment history as of xx/xx/2019 shows that the borrower is delinquent for 2 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied to xx/xx/2019. The UPB in payment history is reflected in the amount of xx The current P&I is $xxx and the current PITI is $xxx.
The loan has been modified once since origination.
The foreclosure was initiated and that was on hold due to filed bankruptcy by borrower and the current bankruptcy status is plan confirmed. order on dismissal which was entered on xx/xx/2019 xx of chapter 13 is granted and the bankruptcy has been dismissed on xx/xx/2019.
According to the comments dated xx/xx/2019, the lender provided an update on sold taxes and the xx is still working on reversing sale and filing POC. However, the updated title report is not showing any information regarding the tax sale.
As per comments the property has been owner occupied and the property condition is unable to be determined; however, no damage or estimated repair related comments found.

Update:
As per the comments on xx/xx/2022, xx taxes for 2021 have been delinquent in the amount of xx due on xx/xx/2022. According to comments on xx/xx/2024, foreclosure was put on hold for scheduled extension. No further information was found.
No additional information was found in the collection comments.
Foreclosure Comments:The collection comments dated xx/xx/2018 states that the foreclosure was initiated and as per comments dated xx/xx/2018 the file was referred to an attorney on xx/xx/2018. As per comments dated xx/xx/2018 the sale was scheduled on xx/xx/2018. Later the foreclosure was placed on hold due to BK filling. Debtor had filed bankruptcy under chapter-13 with case#xx on xx/xx/2018. Loan is still in active Bankruptcy.
Bankruptcy Comments:As per xxx records, the borrower filed bankruptcy under chapter-13 with case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2018, in the secured claim amount of xx and an arrearage amount of xx. The order confirming chapter 13 plan dated xx/xx/2019 was filed on xx/xx/2019 as per which the debtor sxxpay $xxx per Week for 60 months.
The motion to dismiss case was filed on xx/xx/2019 which states that Trustee's Motion to Dismiss is conditionally denied.
Schedule D in xxx dated xx/xx/2018 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx hence unsecured portion remained as xx. No comments indicating cram-down. order on dismissal which was entered on xx/xx/2019 xx  of chapter 13 is granted and the bankruptcy has been dismissed on xx/xx/2019.
This modification agreement was made on xx/xx/2008 between the lender " xx , and the borrower "xx". As per MOD terms the new principal balance is xx. Borrower agreed to pay the loan with fixed interest rate of 4.000 % and P&I of $xxx. The first payment was started from xx/xx/2019 and the maturity date is xx/xx/2048. This modification does not contain balloon provision.	Affiliated Business Disclosure	2: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "The ROR is not hand dated by the borrower."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrowers."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx which was recorded on xx/xx/2005 with xx as nominee for  xx.
The review of the updated title report dated xx/xx/2019 states that the chain of assignment has been completed. Currently, the assignment is with xx which was recorded on xx/xx/2018.
There is a state tax lien has been found against the subject borrower in the amount of xx which was recorded on xx/xx/2009 in favor of xx
Annual taxes have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history as of xx/xx/2019 reveals that the borrower is current with the loan and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2019. Current UPB as of date reflects in the provided payment history tape is in the amount of xx.	Collections Comments:Review of collection comments as of xx/xx/2019 the loan is in foreclosure. Review of the payment history as of xx/xx/2019 reveals that the borrower is current with the loan and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2019. Current UPB as of date reflects in the provided payment history tape is in the amount of xx. Borrower wants to keep the property. No damages have been observed.
Review of updated title states that the foreclosure complaint was filed on xx/xx/2016. Further the file was put on hold due to loss mitigation on xx/xx/2018. However, there is no information found.

Update:
According to the comments, foreclosure was initiated on the loan. According to comments on xx/xx/2022, bankruptcy was filed by the borrower in 2013 with case #xx. According to comments on xx/xx/2022, the bankruptcy was still active for 104 months. As per comment dated xx/xx/2023, bankruptcy was terminated and closed. No further information was found.
No additional information was found in the collection comments.
Foreclosure Comments:Review of updated title states that the foreclosure complaint was filed on xx/xx/2016. Further the file was put on hold due to loss mitigation on xx/xx/2018. However, there is no information found.
Bankruptcy Comments:As per xxx report, the borrower xx had filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2013. Plan was confirmed on xx/xx/2016. POC filed on xx/xx/2014 states that the amount of secured claim is xx with arrearage amount of xx. The schedule D of a xxx dated xx/xx/2013 shows the amount of claim is xx and the value of the collateral is xx. Hence, the unsecured portion is xx Debtor has been discharged on xx/xx/2019 and terminated on xx/xx/2019.	According to the modification agreement, the loan was modified on xx/xx/2018 between the borrower xx and xx The new modified principal balance as per modification is in the amount of xx with interest rate at 6.50% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2018. The maturity date as per modification is xx/xx/2058.	Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Indiana license validation test. (IN HEA 1359, Ind. Code § 24-4.5-1-101, Ind. Code § 24.4.4-1-101)
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien xx lending under the First Lien xx Lending License and Subordinate Lien xx Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien xx Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xxx, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA APR test.
This loan failed the Indiana license validation test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL  Loan Data: xx Comparison Data: xx Variance: -$xxx loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx APR Test: FAIL  Loan Data: xx  Comparison Data: xx Variance: +0.154%
This loan failed the TILA APR test.
The annual percentage rate (APR) is xx The disclosed APR of xx is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider Document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable

Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00 which was recorded on xx/xx/2006 Instrument xx

The chain of assignment is complete. Currently assignment is with “xx”. But there is gap between ‘xx’ and ‘xx’.
There is IRS lien against the borrower in amount of xx which was recorded on xx/xx/2011 in the favor of ‘xx.
The xx taxes for 2019 are due in amount of xx
No prior delinquent taxes have been found.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2019. The delinquency has been done for 1 month. The last payment was received on xx/xx/2019 in the amount of xx and it was applied for the due date of xx/xx/2019. The current P&I is $xxx and interest rate is 3.122%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Comments:
1.xx
2.xx
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2019. The delinquency has been done for 1 month. The last payment was received on xx/xx/2019 in the amount of xx and it was applied for the due date of xx/xx/2019. The current P&I is $xxx and interest rate is 3.122%. The current unpaid principal balance is in the amount of xx.
As per xxx Report (xx) dated xx/xx/2019, subject property is occupied by owner. No any damages/repairs have been found. The comment dated xx/xx/2017 shows that subject property is occupied by unknown occupant.  No damages have been observed. Reason for default is unable to be determined.
The review of collection comment and loan file states that foreclosure was initiated in 2012. The document (xx) shows complaint was filed xx/xx/2012 under case# xx. The foreclosure judgment was entered on xx/xx/2012. The foreclosure sale was scheduled for xx/xx/2016 and it was canceled. Motion to cancel sheriff sale was filed on xx/xx/2016 and order on xx/xx/2016. The foreclosure case was dismissed on xx/xx/2017. Again foreclosure was initiated in 2017 under case#xx The motion for summary judgment of foreclosure entered on xx/xx/2018. As per comment dated xx/xx/2018 shows that foreclosure sale was scheduled on xx/xx/2019. Sale was canceled due to Foreclosure file was put on hold for BK case. Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2019. Currently loan is in active BK case. No further information has been found regarding foreclosure.

Foreclosure Comments:The review of collection comment and loan file states that foreclosure was initiated in 2012. The document (xx) shows complaint was filed xx/xx/2012 under case#xx. The foreclosure judgment was entered on xx/xx/2012. The foreclosure sale was scheduled for xx/xx/2016 and it was canceled. Motion to cancel sheriff sale was filed on xx/xx/2016 and order on xx/xx/2016. The foreclosure case was dismissed on xx/xx/2017. Again foreclosure was initiated in 2017 under case#xx. The motion for summary judgment of foreclosure entered on xx/xx/2018. As per comment dated xx/xx/2018 shows that foreclosure sale was scheduled on xx/xx/2019. Sale was canceled due to Foreclosure file was put on hold for BK case. Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2019. Currently loan is in active BK case. No further information has been found regarding foreclosure.
Bankruptcy Comments:Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2019. Schedule D of xxx dated xx/xx/2019 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as $xxx00. The POC deadline set on xx/xx/2019 and creditor xx as Owner xx has filed POC on xx/xx/2019 (xx) with secured amount is xx and arrearage is xx. Amended plan 13 was entered on xx/xx/2019 shows that debtor sxxpay the payment is xx per monthly and estimated arrearage is xx. Plan was confirmed on xx/xx/2019. Currently loan is in active BK case. No further information has been found regarding BK.	The loan modification agreement was made between xx (Borrower) and ‘xx (Lender) on xx/xx/2017 with the new modified unpaid principal balance is xx. The interest bearing amount was xx with interest rate 3.122% and the modified P&I was $xxx. The first modified payment due date was xx/xx/2017 and the maturity date will be xx/xx/2057.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required Disclosures
Missing Required State Disclosures
xx Insurance
Notice of Servicing Transfer
Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And there are no estimated HUD-1 / Itemization of fees available in file."	* Application Missing (Lvl 2) "Final loan application /1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan type is FHA and also LTV is exceeding to 80%. However, the required MI certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of loan origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The required state disclosure Signed Closed-end Credit Agreement Notice is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.
The chain of the assignment has been completed. The latest assignment is with xx which was recorded on xx/xx/2019.
There is a civil judgment in the favor of xx  in the amount of xx which was recorded on xx/xx/2011.
The annual installment of the xx jurisdiction tax of 2019 has been delinquent in the amount of xx which was due on xx/xx/2019.
No prior year delinquent taxes have been found.	The Payment History dated as of xx/xx/2019 reveals that the borrower has been the delinquent from xx/xx/2017 to till date. The delinquency has been done for 3 months. The last payment was received on xx/xx/2019 in the amount of xx and it was applied for the due date xx/xx/2019. The current P&I is $xxx and rate of interest is 3.620%. The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.	Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for 3 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected in the amount of $xxx94.
The step modification agreement was signed between the borrower xx and the lender xx on xx/xx/2016.
The reason for default has not been mentioned in the latest collection comments.
As per the latest xxx Report dated xx/xx/2019, the subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx and xx had filed bankruptcy under chapter 13 with case # xx on xx/xx/2017 and the plan was confirmed on xx/xx/2017. As per the chapter 13 plan the debtor sxxpay to the trustee the sum of $xxx per month for 60 months. The xxx was filed on xx/xx/2017. The POC was filed on xx/xx/2017, with the secured claim amount of xx and the arrearage is in the amount of xx The date of the last filing is xx/xx/2019.	This Step modification agreement was signed between the borrower xx and the lender xx on xx/xx/2016.
The Unpaid Principal Balance is xx with interest rate 3.250% which steps up in 2 steps ending at 3.620%. The borrower promises to pay the monthly P&I of xx beginning from xx/xx/2016. The maturity is xx/xx/2046. Previously, the loan has been modified in the year xx	Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file.
1. Placement of Insurance Disclosure
2. Availability of Title Insurance
3. TN Consent to Disclosure of Insurance Information
4. Choice of Agent/insurer
5. Insurance Solicitation/Post Commitment"
								* Operative index value is unable to confirm (Lvl 2) "Operative index value is unable to be determined."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value: Date: Type:BPO	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report dated xx/xx/2019 shows the subject xx was originated on xx. with the  xx.. The chain of assignment has not been completed as the assignment is with the xx xx Trust as Owner Trustee of the xx
There is junior xx originated on xx.00 which is in the favor of any Holder or Holders, hearing represented by xx. According to the document located at “ xx” there is rexx for notice of Seizure against the subject property recorded on xx/xx/2007. At that time of this rexx the subject loan is with (xx.). However, the name of the subject creditor was not mentioned on the said Notice of seizure. No further details regarding this has been found.
There is an active civil judgment against the borrower recorded on xx/xx/2012 in the amount of xx which is in the favor of xx
There is a municipal lien against the property recorded on xx/xx/2016 in the amount of xx which is in the favor of xx
As per updated title report, there is a code enforcement lien against the subject property recorded on xx/xx/2007 in the favor of xx
The combined annual taxes of 2019 have been due in the amount of xx
The combined annual taxes of 2018 have been delinquent in the amount of xx and the good through date for that is xx/xx/2019.
The combined annual taxes of 2017 have been delinquent in the amount of xx and the good through date for that is xx/xx/2019.

The review of payment history as of xx/xx/2019 shows that the borrower is current with the loan payments and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied to xx/xx/2019. The UPB in payment history tape data is reflected in the amount of xx. The current P&I is $xxx91. The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.	Collections Comments:The collection comments review states that the loan is in bankruptcy and The review of payment history as of xx/xx/2019 shows that the borrower is current with the loan payments and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied to xx/xx/2019. The UPB in payment history tape data is reflected in the amount of xx. The current P&I is $xxx91. The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx. As per xxx records, the debtor had filed Bankruptcy under chapter-13 on xx/xx/2014 with the Case# xx. However, the trustee’s final report dated xx/xx/2019 the arrearage amount has been paid. The current bankruptcy status is awaiting discharge.
The loan has been modified once since origination. According to the document located at "xx" The loan was modified on xx/xx/2010.The borrower promises to pay the new modified P&I of $xxx with the new fixed interest rate of 2.600% beginning from xx/xx/2010 to the new maturity date of xx/xx/2039. However, the modification agreement is missing from the loan files.
No foreclosure activity found.
The current occupancy and the property condition is unable to be determined with no damage or repair related comments found.

Update:
As per the comments dated xx/xx/2022, parish taxes are delinquent for 2018 & 2021 in the amount of xx due on xx/xx/2022. Confirmed with a call to the tax office that property is eligible for tax sale. There is a 3-year redemption period from the date of the sale. According to comments on xx/xx/2022, co-borrower has been out of work due to COVID-19. According to the comment dated xx/xx/2022, the co-borrower was deceased. Prior bankruptcy was discharged on xx/xx/2020. Per comment dated xx/xx/2022, cancel demand was workout for mod has approved. According to comments on xx/xx/2023, parish taxes for 2022 are delinquent in the amount of xx  eligible for tax sale on xx/xx/2023. As per comment dated xx/xx/2024, received funds for the loss draft for repairs. The borrower was supposed to pay the contractor's final bill of xx  on xx/xx/2024. The lender paid out xx  of the xx total cost. The borrower paid xx  out of pocket; there was a loss draft of xx  No further information was found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx records, the debtor had filed Bankruptcy under chapter-13 on xx/xx/2014 with the Case# xx. The plan was confirmed on xx/xx/2014.The Schedule-D in xxx shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx. According to the deadlines/schedules the deadline to file the POC was xx/xx/2014 and the POC was filed on xx/xx/2016; amended POC was filed on xx/xx/2016. However, the trustee’s final report dated xx/xx/2019 the arrearage amount has been paid. The current bankruptcy status is awaiting discharge.	According to the document located at xx The loan was modified on xx/xx/2010.The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 2.600% beginning from xx/xx/2010 to the new maturity date of xx/xx/2039. However, the modification agreement is missing from the loan files.	Credit Application Missing Dicsloures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from loan document file."
								* Missing Required Disclosures (Lvl 2) "Settlement Services Providers List (SSPL) disclosure is missing from the loan file"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.00 which was recorded on xx/xx/2005.
The chain of assignment has been completed. The last assignment was done from , xx to xx   which was recorded on xx/xx/2018.
There is one civil judgment against the borrower xx in the favor of xx for the amount of xx which was recorded on xx/xx/2013 with instrument
There is one HOA lien against the subject property in the favor of  xx. for the amount of xx which was recorded on xx/xx/2013 with instrument xx
There are three credit card judgment against the borrower, xx, the first two are in the favor ofxx for the amount of xx and xx respectively which were recorded on xx/xx/2014 and xx/xx/2016 respectively and third credit card judgment in the favor of xx in the amount of xx which was recorded on xx/xx/2017.
Annual xx taxes for the year of 2019 have been paid on xx/xx/2019 in the amount of xx.
No prior year delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2019, the borrower is currently delinquent for 4 months and the next due date for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied for the due date of xx/xx/2019. The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the collection and the next due for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019, in the amount of xx which was applied for xx/xx/2019. The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.
Unable to determine the reason for the default of the borrower from the available servicing comments.
As per the comment dated xx/xx/2019, the six months forbearance plan was provided to the borrower. The copy is located at “xx”, as per the agreement the plan started from xx/xx/2019 to xx/xx/2019 each in the amount of xx  which includes P&I $xxx81, TI of 559.98 and $xxx for a delinquent interest balance. No further details have been found.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
As per the xxx Report dated xx/xx/2019 located at xx the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Update:
As per the comments dated xx/xx/2022, the whole town was out of power due to the hurricane. The property shows damage. According to comments on xx/xx/2022, the property was affected by a hurricane. Per comment dated xx/xx/2023, the property was no longer in flood zone. No further information was found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement made between borrower xx and xx and xx (“Lender”) on xx/xx/2018. As per the modified terms, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 5.000% beginning from xx/xx/2018 with a maturity date of xx/xx/2058. The loan modified twice since origination.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final truth in lending disclosure is missing from loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission/cancel is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Per the updated title report, the subject xx is in senior position.  Chain of assignments is clear.
The borrower, xx, is deceased.  The current owner of record is xx who is the Administrator of the Estate.
Taxes for 2019 have not been paid and are delinquent in the amount of xx
There is a Civil Judgment for xx with xx. Assignee of xxxxx recorded xx/xx/2016.	Per the payment history, the loan is currently 3 months delinquent and next due for the xx/xx/2019 payment. The last funds were received on xx/xx/2019 in the amount of $xxx and was placed into suspense. The last payment was applied from suspense funds to the xx/xx/2019 payment. The current rate is 5.5% and the P&I payment is $xxx. The borrower is in an active Chapter 13 bankruptcy.	Collections Comments:The loan is currently in Bankruptcy, 3 months delinquent and next due for the xx/xx/2019 payment. The last funds were received on xx/xx/2019 in the amount of xx and was placed into suspense. The last payment was applied from suspense funds to the xx/xx/2019 payment. The current rate is 5.5% and the P&I payment is $xxx. The loan is in an active Chapter 13 bankruptcy.
The borrower,xxx, is deceased; the date of death is unknown.  Per the Updated Title Report dated xx/xx/2019, xxx as Administrator of the Estate of xx , deceased granted the property to xx , and  xx via an Administrator Deed dated xx/xx/2018 and recorded xx/xx/2018.
Active Chapter 13 Bankruptcy Case #xx was filed by the current title holder,xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018.  The POC was filed by xx  as Owner xx  on xx/xx/2018 with a secured claim amount of xx and arrearages totaling xx   The Deadlines/Hearings docket reflects the deadline to file the POC was xx/xx/2018.  A xxx was filed on xx/xx/2019.  Stipulated Agreement (Consent Order) dated xx/xx/2019 reflects the Debtor agrees that to cure the arrearage, the Debtor will remit $xxxrectly to the lender no later than xx/xx/2019 and resume paying the regular monthly payment of xx  due on the 1st day of each month beginning with the xx/xx/2019 payment and the remaining post-xx arrearage of xx  sxxbe paid with 11 payments of $xxx each beginning xx/xx/2019 and 1 payment of $xxx due xx/xx/2020.  It is further ordered that for a period of 24 months after the order, upon delinquency of any payment due on or after xxx, 2019, Lender may be permitted to recover and dispose of the Property pursuant to state law only after submitting a Deliquency Motion and the entry of an order modifying the automatic stay.
No damages or litigation was found per the servicing comments provided.
Exterior BPO completed xx/xx/2019 reflects an As Is Sale Price of $xxxith no needed repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Active Chapter 13 Bankruptcy Case # xx-sms was filed by the current title holder, xx , on xx/xx/2017 and the plan was confirmed on xx/xx/2018. The POC was filed by xx on xx/xx/2018 with a secured claim amount of xx and arrearages totaling xx The Deadlines/Hearings docket reflects the deadline to file the POC was xx/xx/2018. A xxx was filed on xx/xx/2019. Stipulated Agreement (Consent Order) dated xx/xx/2019 reflects the Debtor agrees that to cure the arrearage, the Debtor will remit $xxxrectly to the lender no later than xx/xx/2019 and resume paying the regular monthly payment of $xxx due on the 1st day of each month beginning with the xx/xx/2019 payment and the remaining post-xx arrearage of $xxx12 sxxbe paid with 11 payments of $xxx each beginning xx/xx/2019 and 1 payment of $xxx due xx/xx/2020. It is further ordered that for a period of 24 months after the order, upon delinquency of any payment due on or after xxx, 2019, Lender may be permitted to recover and dispose of the Property pursuant to state law only after submitting a Delinquency Motion and the entry of an order modifying the automatic stay.	The loan was modified on xx/xx/2015 with a new principal balance of xx to a step rate starting at 3.5% with a P&I payment of $xxx for 3 years then steps up to 4.5% for 1 year then 5.5% for 1 year then 6.5% for 1 year ending at 7.5% with a P&I payment of $xxx beginning with the xx/xx/2021 payment until the maturity date of xx/xx/2051.	Affiliated Business Disclosure Missing Required Disclosures Origination Appraisal	3: Curable	* The lender is not listed as the proposed insured (Lvl 3) "The Short Form Final Title Policy from origination reflects the Name of Insured as xx. Missing the Successor and Assignee / ISAOA clause."	* Missing Appraisal (Lvl 2) "The Appraisal from origination is missing from the file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Providers is missing from the file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Required Affiliated Business Disclosure is missing from the file."
								* Settlement date is different from note date (Lvl 2) "The Settlement Date of xx/xx/2000 is different from the Note Date of xx/xx/2000. All closing docs were executed by the borrower on xx/xx/2000."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of the Updated Title Report dated xx/xx/2019 shows the subject xx was dated xx/xx/2007 with xx., and the Chain of Assignment is complete.	Pay history current as of xx/xx/2019 with next due date xx/xx/2019. The borrower is not currently delinquent. The Current rate is 6% with P&I of 600.33. The UPB is xx	Collections Comments:xx/xx/2018 Loan MOD, Checklist and backup docs for Loan xx , sent for review for Approval. xx/xx/2018 MOD Terms Breached, xx/xx/2018xx HAS COME BACK, NSF. PAYMENT REJECTION LETTER PRINTED & MAILED TO BORROWER, same letter sent to Borrower on xx/xx/2018, xx/xx/2018 Rexx made to refer this file to Demand and FC, Due for xx/xx/2018 payment. xx/xx/2018 Received call from Borrower to discuss bringing loan current. Account is currently on hold for Foreclosure. xx/xx/2018 Reinstatement funds in the form of cashier’s checks have been applied to this loan.

Update:
As per the comments dated xx/xx/2021, the reason for default is curtailment of income. According to comments on xx/xx/2022, chapter 13 bankruptcy was filed on xx/xx/2013 with case #xx and dismissed on xx/xx/2018 and closed on xx/xx/2018. According to the comment dated xx/xx/2023, the borrower has accepted the repayment plan. Modified on xx/xx/2023 with the first payment due on xx/xx/2023 in the amount of $xxx53 for 6 months. No further information was found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Bankruptcy case number xx-pmb chapter 13 was filed xx/xx/2013 and confirmed on xx/xx/2013. The case was dismissed on xx/xx/2018 and terminated xx/xx/2018 due to failure to make plan payments. POC was filed xx/xx/2013 with claim amount of xx and arrearage of xx at interest rate of 3%. Total xx payment amount is xx No further information provided.	Borrowers xx and xx entered into a Standard Fixed Mod Agreement with Lender xx on xx/xx/2018, which was their second Mod Agreement. Modification UPB is xx and the borrower will pay xx at 6% beginning xx/xx/2018 until the maturity date of xx/xx/2058. Loan has been extended 253 months totaling a term of 480 months.	Affiliated Business Disclosure	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "No Affiliated Business Disclosure form provided in loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx., A Delaware xx for the amount of which was recorded on xx/xx/2007 with Instr xx
The chain of the assignment has been completed. The last assignment is from xx Dispositions, xx to xx as Owner xx  which was recorded on xx/xx/2018.
There are two xx liens against the borrower, “xx” in the favor of xx  and xx  for the amount of xx which was recorded on xx/xx/2019 and xx/xx/2019 respectively.
There is one judgment against the borrower, “xx” in the favor of xx. for the amount of xx which was recorded on xx/xx/2019.
First installment of xx taxes for the year of 2019 has been paid in the amount of xx on xx/xx/2019 and second installment of xx taxes for the year of 2019 is due in the amount of xx  on xx/xx/2020. No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/2019, the borrower has been making regular payments and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied for the due date of xx/xx/2019. The current interest rate is 5.500 % and P&I is $xxx.
The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.	Collections Comments:The loan is currently performing and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied for the due date of xx/xx/2019. The current interest rate is 5.500 % and P&I is $xxx.
The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.
According to comment dated xx/xx/2019, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2019. According to comment dated xx/xx/2019, the foreclosure was put on hold due to loss mitigation. The loan was modified on xx/xx/2019. According to modified terms, the new principal balance is xx.
Borrower promises to pay P&I in the amount of xx with the modified interest of 5.500 % beginning from xx/xx/2019 till the maturity date of xx/xx/2059.
No bankruptcy activity has been found in the collection comment.
According to inspection report located at xx dated xx/xx/2019, the subject xx was owner occupied and is in average condition. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:According to comment dated xx/xx/2019, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2019. According to comment dated xx/xx/2019, the foreclosure was put on hold due to loss mitigation. The loan was modified on xx/xx/2019. According to modified terms, the new principal balance is xx.
Bankruptcy Comments:Not Applicable	This modification agreement was made between the borrower, "xx" and the lender, "xx " on xx/xx/2019.
According to modified terms, the new principal balance is xx.
Borrower promises to pay P&I in the amount of xx  with the modified interest of 5.500 % beginning from xx/xx/2019 till the maturity date of xx/xx/2059.
The loan was prior modified on xx/xx/2017.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the prepayment penalty term test.
The loan charges a prepayment penalty with a term exceeding 3 years."
* DTI > 60% (Lvl 2)     "According to final loan application, the total monthly income of the borrower is xx and the total monthly expenses are in the amount of xx Hence, DTI exceeds xx which is xx
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2019 the subject xx was originated on xx.xxhe chain of assignment has not been completed, currently the assignment is with xx.
There is a real estate lien recorded on xx/xx/2019 for the amount of xx in the favor of xx.
Combined annual taxes for the year 2017-2018 are paid in the amount of xx. However, the combined annual taxes for the year 2019 are delinquent in the amount of xx with good through xx/xx/2019.
According to the payment history as of dated xx/xx/2019 the borrower is regular with the payment and the next due is xx/xx/2019. The last payment was received on xx/xx/2019 for the amount of $xxx an interest rate of 3.625%. The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.
Collections Comments:The current status of the loan is active bankruptcy.
The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019.
The process of foreclosure has been initiated, the file was referred to an attorney and the sale date was scheduled on xx/xx/2019. However, the foreclosure was put on hold due to bankruptcy.
The loan has not been modified since the origination.
The reason for default is unable to determine.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Foreclosure Comments:The process of foreclosure has been initiated, the file was referred to an attorney and the sale date was scheduled on xx/xx/2019. However, the foreclosure was put on hold due to bankruptcy. The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019 the amount of POC is xx and the arrearage amount is xx.The chapter 13 plan was filed on xx/xx/2019 as per plan the debtor supposes to pay the trustee the amount of xx per month for the 60 months.	Borrower had modified original xx on xx/xx/2017 new principle balance of xx. New maturity date xx/xx/2057 and new term 480 months. Extension of term by 245 months. The Modification is Fixed rate with initial interest rate of xx There arexxxsteps on this modification. Step 1: xx/xx/2017 at 3.625% rate	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2019, the subject xx was originated on xx.00 which is in the favor of xx..
The chain of assignment has not been completed as the assignment is with the xx
, xx, however, the assignment should be with the xx  as Owner Txx
There are three xx/medical liens recorded on the different dates in the favor of xx and in the total amount of xx
The second, third and fourth installment city taxes of 2019/2020 have been due in the amount of xx each.
The first installment city taxes of 2019/2020 have been paid in the amount of xx. No prior year delinquent taxes have been found.
The review of payment history as of xx/xx/2019 shows that the borrower is delinquent for 1 month and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied to xx/xx/2019. The UPB in payment history is reflected in the amount of xx. The current P&I is $xxx and the current PITI is $xxx.	Collections Comments:The collection comments review states that the loan is in bankruptcy. The review of payment history as of xx/xx/2019 shows that the borrower is delinquent for 1 month and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied to xx/xx/2019. The UPB in payment history is reflected in the amount of xx The current P&I is $xxx and the current PITI is $xxx.
As per comments dated xx/xx/2018, the reason for default is consumer was in xx and had medical issues.
The collection comments review states that the foreclosure was initiated and as per comments dated xx/xx/2018, the file was referred to an attorney on xx/xx/2018. The comments dated xx/xx/2018, the sale is scheduled for xx/xx/2018. However, the foreclosure was put on hold due to filed bankruptcy under chapter 13 with case # xx on xx/xx/2018. The current bankruptcy status is plan confirmed.
According to the collection comments, the property has been occupied and the property condition is unable to be determined and no damage or repair related comments have been found.

Foreclosure Comments:The collection comments review states that the foreclosure was initiated and as per comments dated xx/xx/2018, the file was referred to an attorney on xx/xx/2018. The comments dated xx/xx/2018, the sale is scheduled for xx/xx/2018. However, the foreclosure was put on hold due to filed bankruptcy under chapter 13 with case # xx on xx/xx/2018. The current bankruptcy status is plan confirmed.

Bankruptcy Comments:The review of xxx documents states that the borrower has filed the bankruptcy under chapter 13 with case # xx on xx/xx/2018. The POC was filed on xx/xx/2019 with a secured claim amount of xx and the arrearage amount is xx The plan dated xx/xx/2018 was confirmed on xx/xx/2019 according to which the debtor sxxpay $xxxr month for 60 months.	This modification agreement was made on xx/xx/2016 between the lender and the borrower. As per modified terms the borrower promises to pay the modified principal balance of xx with the initial interest rate of 2.000 % which will step up in three steps up to 3.5% and the P&I of $xxx. The payments were started from xx/xx/2016 and the new maturity date will be xx/xx/2035. This modification does not contain balloon provision.	Affiliated Business Disclosure Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Final TIL Missing or Not Executed (Lvl 2) "TIL is missing."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property has been located in xx The following required disclosures are missing in the available loan files.
1.Financial Institution Choice of Insurance Disclosure
2.Choice of Settlement Agent Disclosure
3.Disclosure of Charges For Appraisal or Valuation
4.Copy of Appraisal or Statement of Appraised Value
5.Affiliated Business Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of service transfer is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan files."
								* ROR not hand dated by borrower(s) (Lvl 2) "The ROR is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	No Result	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx. for the amount of xx which was recorded on xx/xx/2003.
The chain of the assignment has been completed. The last assignment is from xx as Owner xx which was recorded on xx/xx/2019.
There is one IRS lien against the borrower, “xx” in the favor of xx for the amount of xx which was recorded on xx/xx/2010.
There is one civil judgment against the borrower, “xx,” in the favor of xx for the amount of xx which was recorded on xx/xx/2015.
First and second installments of combined taxes for the year of 2018 have been paid in the amount of xx on xx/xx/2019 and xx/xx/2019.
No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/2019, the borrower has been making regular payments and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied for the due date of xx/xx/2019. The current interest rate is 6.000 % and P&I is $xxx.
The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.
Collections Comments:The loan is currently performing and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied for the due date of xx/xx/2019. The current interest rate is 6.000 % and P&I is $xxx.
The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx. The loan was modified on xx/xx/2018.
According to modified terms, the new modified principal balance is xx.

The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2005. The plan was confirmed on xx/xx/2005. The amended POC was filed on xx/xx/2005 and xx/xx/2006. Amended POC was filed on for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2006. Motion for relief from stay was filed on xx/xx/2006. According to trustee’s final report dated xx/xx/2008, the debtor had paid arrearage in the amount of xx
The case was discharged on xx/xx/2008 and was terminated on xx/xx/2008.

According to inspection report dated xx/xx/2019 located at xx the subject property is owner occupied and is in good condition. No comment pertaining damage to the subject property has been observed.

Update:
According to comments, the borrower is current with the loan. No further information was found.
No additional information was found in the collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2005. The plan was confirmed on xx/xx/2005. According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is $xxxOC was filed by the creditor for the secured claim amount of xx  on xx/xx/2005. The amended POC was filed on xx/xx/2005 and xx/xx/2006. Amended POC was filed on for the secured claim amount of xx and the amount of arrearage of $xxx on xx/xx/2006. Motion for relief from stay was filed on xx/xx/2006. According to trustee’s final report dated xx/xx/2008, the debtor had paid arrearage in the amount of xx
The case was discharged on xx/xx/2008 and was terminated on xx/xx/2008.
This modification agreement was made between the borrower, "xx“on xx/xx/2018.
According to modified terms, the new modified principal balance is xx.
Borrower promises to pay P&I in the amount of xx  with the modified interest rate of 6.000 % beginning from xx/xx/2018 till maturity of xx/xx/2048.
Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien xx lending under the First Lien xx Lending License and Subordinate Lien xx Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien xx Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xxx, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Indiana license validation test."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. Hazard Insurance Disclosure
2. Federal Consumer Credit Protection Act Disclosure
3. Insurance Freedom of Choice Disclosure"
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2019, the subject xx was originated on xx.in the amount of xx and it was recorded on xx/xx/2002.
The chain of assignment is incomplete. The Last assignment was made on xx/xx/2017 from xx which was recorded on xx/xx/2017. However, it should be with the xx as owner xx

There is junior xx on the subject property in the amount of xx in favor of xx  and it was recorded on xx/xx/2004.

There are two state tax liens against borrower, xx  in the total amount of xx in the favor of xx which was recorded on xx/xx/2018 and xx/xx/2018.

There are two civil judgments against the borrower xx in the favor of xx Incorporated and xx in the total amount of xx which was recorded on xx/xx/2018 and xx/xx/2019.

The annual utility taxes for the year of 2019 are delinquent in the amount of xx with the good through xx/xx/2019.
The annual xx tax for the year of 2019 has been paid in the amount of xx

The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx. The borrower is delinquent for 3 months with the loan and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx with interest rate of 7.000%.	Collections Comments:As per the review of servicing comments as of xx/xx/2019 the loan is in collection. The borrower is delinquent for 3 months with the loan and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx with interest rate of 7.000%.
This Fixed modification agreement was made between the borrower xx with the xx on xx/xx/2018. As per the modified term, the new principal balance is xx.
Unable to be determine the reason for default.
According to the collection comment dated xx/xx/2019, the subject property had damage to the roof. The comment states that, there are small repairs needed on property roof shingles. The latest collection comment dated xx/xx/2019; the borrower states that the repairs have been done. No further details have been found regarding the repair and damage amount. Unable to be determine the current property condition.
The collection comment does not reflect the subject property type and current property condition. According to the xxx Report, the subject property is in average condition. No damages or repairs have been found.

Foreclosure Comments:As per the collection comments, the foreclosure was initiated in 2018. The file was referred to an attorney on xx/xx/2018. The complaint was filed on xx/xx/2018. The foreclosure sale was scheduled on xx/xx/2018. However, the foreclosure was put on hold due to the modification was made on xx/xx/2018. No further details have been found regarding the foreclosure proceedings.
Bankruptcy Comments:Not Applicable	This Fixed modification agreement was made between the borrower xx with the xx on xx/xx/2018. As per the modified term, the new principal balance is xx. The borrower promises to pay the monthly P&I of 7.000 % with the interest rate 7.000%; beginning from xx/xx/2018, the new maturity date is xx/xx/2058.	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Missing Required State Disclosures xx Insurance Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from the loan file. However, values are updated as per the initial application document located at "xx"."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure document is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per the Appraisal Report, the appraised value is xx and the value used by the lender is xx, Hence LTV is greater than 100%."
* MI, FHA or MIC missing and required (Lvl 2)     "As per Note the Loan is in conventional in the Final application. As per the original appraised report the appraised  value is xx and the LTV is xx However, the MI certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx However, the following state disclosures are missing from the loan file.
1. Affidavit of Consideration
2. Affidavit of Disbursement
3. First Time Buyers Affidavit
4. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5. No Escrow Account
6. Mandatory Binding Arbitration Disclosures
7. Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form document is missing from the loan file."										Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xxhich was recorded on xx/xx/2007.
The chain of assignment has been completed as the subject xx current assignee is xx  as Owner xx
The updated title report shows that there are eleven active liens and judgments against the borrower “xx” which are as follows.
1. There are two active civil judgments against “xx” total in the amount of xx held by  xx which was recorded on different dates xx/xx/2011 with the Instr xx and xx/xx/2015 Instr# xx respectively.
2. There is an active civil judgment against the borrower “xx” in the amount of xx held by xx which was recorded on xx/xx/2012 with the Instr# xx.
3. There is an active civil Judgment against the borrower in the amount of $xxx by xx d/xx/a xx which was recorded on xx/xx/2019 with the Instrxx and xx/xx/2019 Instr# xx
4. There is xx, Medical Liens against the borrower in the amount of xx held by xx which is recorded on xx/xx/2016 Instrument xx
5. There is xx, Medical Liens against the borrower in the amount of xx held by xx which is recorded on xx/xx/2017 with the Instrument xx
6. There are two xxs, Medical Liens against the borrower total in the amount of xx held by xx which was recorded on xx/xx/2018  with Instrument xx and xx/xx/2019 Instrument xx
7. There is Credit Card Judgment against the borrower in the amount of xx held by Pxx. which is recorded on xx/xx/2018 with the xx
The 2019 year annual xx taxes are due on xx/xx/2020 in the amount of xx
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2019, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied for the due date of xx/xx/2019. The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the collection and the next due for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019, in the amount of xx which was applied for xx/xx/2019. The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.
Unable to determine the reason for the default of the borrower from the available servicing comments. No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
As per the xxx Report date xx/xx/2019 located at xx  the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Update:
As per the comments dated xx/xx/2021, filed a notice of default or complaint on xx/xx/2021. According to comments on xx/xx/2021, judgment was entered. Hearing was scheduled for xx/xx/2022 on xx/xx/2022. On xx/xx/2023, foreclosure was put on hold due to a loss mitigation workout. According to the comment dated xx/xx/2023, the reason for delinquency is unemployment due to COVID-19. Foreclosure was cancelled on xx/xx/2024, causing modification. No further information was found.
Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated. The foreclosure file was referred to an attorney on xx/xx/2015. As per the notice of lis pendency document located at xx the foreclosure complaint was filed by the FNMA on the subject property with the foreclosure case# xx  on xx/xx/2015. As per the document located at xx , the foreclosure final judgment was entered with the amount of xx on xx/xx/2018 and the foreclosure sale date was scheduled on xx/xx/2018; however, the foreclosure file was put on hold due to loss mitigation.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower “xx” and the lender “xxx on xx/xx/2018 with a new modified principal balance of xx with the rate of xx The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx/xx/2018 till the maturity date of xx/xx/2058. As per the amended and restated promissory note located at “xx”, the first payment was xx/xx/2018 and the maturity date is xx/xx/2058 with the same P&I, UPB and rate of interest as mentioned in modification. The lender agreed to defer the principal balance in the amount of xx from the new modified principal balance. Hence, the new interest bearing amount is xx.

Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property located at xx state. The following require state disclosures are missing from the loan file.
1. Anti-Coercion Notice.
2. Radon Gas Disclosure.
3. Insurance Sales Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx. The chain of assignment is incomplete as the subject xx is with the current assignee, xx as Owner xx
No active liens and judgment have been found on updated title report.
Annual xx tax for the year of 2019 has been paid on xx/xx/2019 in the amount of xx
Review of the payment history provided from xx/xx/2018 to xx/xx/2019 reveals that borrower is performing. The last payment was received in the amount of xx on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx and current interest rate as per payment history is 5.000%.	Collections Comments:The subject loan is in performing, Review of the collection comments states that the borrower is performing. The last payment was received in the amount of xx on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx and current interest rate as per payment history is 5.000%.
Loan modification agreement was made between the borrower and Lender on xx/xx/2019. The new modified rate is 5.000% and borrower promises to pay P&I in the amount of xx which was begun on xx/xx/2019. As per MOD dated xx/xx/2019, the UPB is in the amount of xx. There is a provision which states that borrower will not be in default under the term of this amended and restated promissory note, the principle balance due sxxbe reduced by the sum of xx on xxx, 2020, with a further principle reduction of xx on xxx, 2021, and a final Principle reduction of xx on xxx, 2022. It is intent that if all timely payments are made for the first thirty-six months of the term of this amended note, then the outstanding principle balance of this amended note sxxbe xx. It seems that the total principle forgiven will be in the amount of xx. The interest bearing amount is xx and the maturity date is xx/xx/2059. Reason for Modification is Financial Hardship.
As per collection comments, the subject property has been occupied by the owner and in average condition.

Update: No additional information found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and Lender on xx/xx/2019. The new modified rate is 5.000% and borrower promises to pay P&I in the amount of xx which was begun on xx/xx/2019. As per MOD dated xx/xx/2019, the UPB is in the amount of xx. There is a provision which states that borrower will not be in default under the term of this amended and restated promissory note, the principle balance due sxxbe reduced by the sum of xx on xxx, 2020, with a further principle reduction of xx on xxx, 2021, and a final Principle reduction of xx on xxx, 2022. It is intent that if all timely payments are made for the first thirty-six months of the term of this amended note, then the outstanding principle balance of this amended note sxxbe xx. It seems that the total principle forgiven will be in the amount of xx. The interest bearing amount is xx and the maturity date is xx/xx/2059. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 and an estimated HUD-1/Fee itemization are not available in the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination of the loan is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx. for the amount of xx which was recorded on xx/xx/2005.
The chain of the assignment has been completed. The last assignment is from xx as Legal Title Trustee to xx  as Owner xx which was recorded on xx/xx/2018.
There is one IRS lien against the borrower, “xx” in the favor of xx for the amount of xx which was recorded on xx/xx/2014.
There are two judgments against the borrower, “xxr”. First judgment was in the favor of xx for the amount of xx which was recorded on xx/xx/2013 and second judgment was in the favor of xx  for the amount of xx which was recorded on xx/xx/2019.

First installment of combined taxes for the year of 2019 has been paid in the amount of  xx on xx/xx/2019.

Fourth installment of combined taxes for the year of 2018 is delinquent in the amount of xx which was due on xx/xx/2018.
Second, third, and fourth installments of combined taxes for the year of 2019 are delinquent in the amount of xx which was due on xx/xx/2018, xx/xx/2019 and xx/xx/2019 respectively.

First and second installments of combined taxes for the year of 2020 are delinquent in the amount of xx which was due on xx/xx/2019 and xx/xx/2019.
These taxes are good through till xx/xx/2019.
According to the latest payment history as xx/xx/2019, the borrower had made the payments from the due of xx/xx/2018 to xx/xx/2019 in the total of amount of xx However, the same amount has been reversed on xx/xx/2019. The next due date is unable to be determined from the latest payment history.
According to seller's tape data, the next due date is xx/xx/2016.
The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.
According to comment dated xx/xx/2019, the unpaid principal balance is reflected in the amount of xx.
Collections Comments:The loan is currently in the foreclosure. According to seller's tape data, the next due date is xx/xx/2016. According to the latest payment history as xx/xx/2019, the borrower had made the payments from the due of xx/xx/2018 to xx/xx/2019 in the total of amount of $xxx70. However, the same amount has been reversed on xx/xx/2019. The next due date is unable to be determined from the latest payment history. According to the latest payment history as xx/xx/2019, the borrower had made the payments from the due of xx/xx/2018 to xx/xx/2019 in the total of amount of $xxx70. However, the same amount has been reversed on xx/xx/2019. The next due date is unable to be determined from the latest payment history.
According to seller's tape data, the next due date is xx/xx/2016.
The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.
According to comment dated xx/xx/2019, the unpaid principal balance is reflected in the amount of xx. The loan was modified on xx/xx/2014. According to comment dated xx/xx/2017, the borrower had filed the bankruptcy on xx/xx/2015 with the case#xx. The case was dismissed on xx/xx/2018 and was terminated on xx/xx/2018.
According to comment dated xx/xx/2018, the file was referred to an attorney on xx/xx/2018. However, according to comment dated xx/xx/2018, the foreclosure was put on hold due to bankruptcy filing The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2018. According to comment dated xx/xx/2019, the contractually due date is xx/xx/2016. The debtor had made the payments in the amount of xx  for seven payments at xx
Debtor was post-xx due for the xx/xx/2019. The case was dismissed on xx/xx/2019. The loan is contractually due for xx/xx/2016. According to comment dated xx/xx/2019, the file was referred to an attorney on xx/xx/2019.

According to inspection report dated xx/xx/2019 located at “9160033936.pdf”, the subject property is owner occupied and is in average condition. As-Is list price is quoted as xx.

Foreclosure Comments:According to comment dated xx/xx/2018, the file was referred to an attorney on xx/xx/2018. However, according to comment dated xx/xx/2018, the foreclosure was put on hold due to bankruptcy filing The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2018. According to comment dated xx/xx/2019, the contractually due date is xx/xx/2016. The debtor had made the payments in the amount of $xxx10 for seven payments at $xxx91.
Debtor was post-xx due for the xx/xx/2019. The case was dismissed on xx/xx/2019. The loan is contractually due for xx/xx/2016. According to comment dated xx/xx/2019, the file was referred to an attorney on xx/xx/2019.

Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2018.
According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. POC was filed by the creditor, xx xx xxx, xx, DBA on xx/xx/2019 for the secured claim amount of $xxx.05 and the amount of arrearage of $xxx25.
Deadline due date for filing POC was xx/xx/2019.

According to amended chapter 13 plan dated xx/xx/2019, the debtor sxxpay to the trustee in the amount of $xxx00 for 5 months and $xxx00 for 55 months. The arrearage to be paid through the chapter 13 plan is in the amount of xx.
Motion for relief from stay was filed on xx/xx/2019 and order on motion for relief from stay was filed on xx/xx/2019.
The case was dismissed on xx/xx/2019.
This loan modification agreement was made between the lender, "xx " and the borrower, "xx" on xx/xx/2014.
According to modified terms, the new principal balance is xx.
Borrower promises to pay P&I in the amount of xx with the modified interest rate of 4.625 % beginning from xx/xx/2014 till the maturity date of xx/xx/2054.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. Lead-Based Paint Disclosure
2. xx Loan Application Disclosure
3. Carbon Monoxide Alarms
4. MA Smoke Detector Certificate
5. Notice of the Specific Reason for Denial of Credit
6. Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2019 the subject xx was originated on xx.A. and recorded on xx/xx/2007.
The chain of assignment has not been completed, currently the assignment is with xx.
There is a junior xx originated on xx.00.
There are no active liens and judgments found against the borrower.
Annual xx taxes for the year 2019-2020 are paid in the amount of xx No prior delinquency has been found.
According to the payment history as of dated xx/xx/2019 the borrower has been delinquent for 1 month and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 for the amount of $xxxTI). The monthly P&I is in the amount of $xxx with an interest rate of 5.750%.
The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.	Collections Comments:The current status of the loan is in collection.
The borrower xx  and xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2014 , the plan was confirmed on xx/xx/2015 and the case was discharged on xx/xx/2018.
No comments have been found regarding the foreclosure.
The loan has not been modified since the origination.
The reason for default is unable to determine.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2014 , the plan was confirmed on xx/xx/2015 and the case was discharged on xx/xx/2018. The POC was filed on xx/xx/2015 the amount of POC is xx and the arrearage amount is xx	The modification agreement was made between the lender xx and the borrower xx on xx/xx/2018, the new principal balance as per mod is xx. The first payment was due on xx/xx/2018 and the maturity date is xx/xx/2055. The modified P&I is in the amount of xx with an interest rate of 5.750%. The modification does not contain balloon payment.	Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.
The chain of assignment has not been completed. The latest assignment is with xx As Owner xx which was recorded on xx/xx/2018 with Instrument xx However, it should be with xx as Owner xx
1) There is a junior xx in the favor of xx which was recorded on xx/xx/2004 in the amount of xx.
The first and second installment town taxes of 2020 have been paid in the amount of xx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx for the due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.	Collections Comments:According to servicing comments, the current status of the loan is performing. The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx for the due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.
As per servicing comments, unable to determine the reason for default.
A review of the collection comment shows no indication of post-closing foreclosure activity.
No information pertaining to bankruptcy has been found.
The xxx Report dated xx/xx/2019 shows that the subject property is owner-occupied. No damage and repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL xx -$xxx
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxhis loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL xx -$xxx
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxx Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. Lead-Based Paint Disclosure
2. xx Loan Application Disclosure
3. Carbon Monoxide Alarms
4. MA Smoke Detector Certificate
5. Notice of the Specific Reason for Denial of Credit
6. Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2019 the subject xx was originated on xx. The chain of assignment has not been completed, currently the assignment is with xx
There are 2 state tax liens, 1 civil judgment and 1 junior xx against the borrower.
The first state tax lien was recorded on xx/xx/2018 for the amount of xx in the favor of xx
The second was recorded on xx/xx/2013 for the amount of xx in the favor of Commonwealth of xx
The civil judgment was recorded on xx/xx/2005 for the amount of xx in the favor of xx
The junior xx was originated on xx and recorded on xx/xx/2004 for the amount of xx.
Annual xx taxes for the year 2019 are paid in the amount of xx  No prior delinquency has been found.
According to the payment history as of dated xx/xx/2019 the borrower is regular with the payments and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 for the amount of xx The monthly P&I is in the amount of $xxx with an interest rate of 5.7505. The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.	Collections Comments:The current status of the loan is performing .
No comments have been found regarding the bankruptcy.
The comments dated xx/xx/2017 the process of foreclosure has been initiated, the file was referred to an attorney and the complaint was filed on xx/xx/2017. No further comments have been found regarding the foreclosure.
The reason for default is unable to determine.
The loan has been modified since the origination.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender xx and the borrower xx on xx/xx/2018, the new principal balance as per mod is xx. The first payment was due on xx/xx/2018 and the maturity date is xx/xx/2035. The modified P&I is in the amount of xx with an interest rate of 5.750%. The modification does not contain balloon payment.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD along with Estimated HUS and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value: Date: Type:Full appraisal	Value: Date: Type:Full appraisal	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.
 The chain of assignment has not been completed; assignment from xx to xx is missing. The last assignment was done from U.S. xx xxx to xx its successors and assigns which was recorded on xx/xx/2019.

There are no judgments and liens found against the borrower and the subject property.
There are two junior mortgages against the property.
originated on xx.00 which was recorded on xx/xx/2006.
originated on xx.00 which was recorded on xx/xx/2019.
First, second, third and fourth xx taxes of 2019 have been paid in the amount of xx each. Annual property tax Amount: xx
No delinquent taxes have been found.
According to the payment history as of xx/xx/2019, the borrower is current with the loan. The payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx. The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx. However, as per the HHF program the UPB was reduced to xx.	Collections Comments:As per the servicing comments, the loan is collections. The borrower is current with the loan. The payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of xx The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx. However, as per the HHF program the UPB was reduced to xx.

The reason for default is unemployment of borrower.

The foreclosure was initiated xx  The file was referred to an attorney on xx/xx/2019. However, the foreclosure was put on hold as borrower gets the new modified terms through the HHF program.
xx had filed bankruptcy under chapter 7 with the case#xx on xx/xx/2010.  As per the schedule D of xxx, the amount of claim as xx and the collateral value is xx. There is no unsecured portion. The borrower intention is to keep the property. The case was discharged on xx/xx/2010 and fully terminated on xx/xx/2010.
As per the latest xxx Report dated xx/xx/2019, the subject property is in average condition and owner occupied. No damages have been found.

Foreclosure Comments:The foreclosure was initiated xx . The file was referred to an attorney on xx/xx/2019. However, the foreclosure was put on hold as borrower gets the new modified terms through the HHF program.
Bankruptcy Comments xx had filed bankruptcy under chapter 7 with the case#xx on xx/xx/2010. As per the schedule D of xxx, the amount of claim as xx and the collateral value is xx. There is no unsecured portion. The borrower intention is to keep the property. The case was discharged on xx/xx/2010 and fully terminated on xx/xx/2010.	The loan has been modified once since origination. This modification agreement was signed between xx . and xx (Borrower) and the lender xx (Lender) on xx/xx/2018. According to the modified terms, the new principal balance is xx. The borrower promises to pay xx with the starting rate of interest 5.75% beginning from xx/xx/2018. The new maturity date is xx/xx/2058.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1 along with estimated HUD-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The Final Truth In Lending is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx, in favor of xx as nominee for  xx
The chain of assignment has not been completed. The assignment from xx  by xx, as xx  as Owner Trustee of the xx III is missing.
There is an active in favor of People of The State of xx recorded on xx/xx/2010 in the amount of xx
No prior year delinquent taxes have been found. 1st installment of combined taxes for the year 2019 has been paid on xx/xx/2018 in the amount of xx 2nd installment of combined taxes for the year 2019 has been paid on xx/xx/2019 in the amount of xx
As per the review of payment history as of xx/xx/2019, the borrower is current with the loan payments and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied for due date xx/xx/2019. The current P&I is in the amount of $xxxcurrent PITI is in the amount of $xxx an interest rate of 5.750%. The current UPB reflected as per the payment history is in the amount of xx and deferred balance of xx.	Collections Comments:The current loan status is performing. As per the payment history as of xx/xx/2019, the borrower is current with the loan payments and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied for due date xx/xx/2019. The current UPB reflected as per the payment history is in the amount of xx and deferred balance of xx.
No modification, forbearance details are available in recent collections comments.
The reason for default is unemployment and decreased income. The subject property is vacant. The borrower's intention is to keep the property.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
Foreclosure Comments:The foreclosure was initiated in 2016 and the complaint was filed on xx/xx/2016 with case#xx. However, the foreclosure was put on hold on xx/xx/2017 due to loss mitigation. An Order Cancelling Lis Pendens was entered on xx/xx/2018. No further foreclosure details have been found.
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2018 between the borrower xx and lender xx The new modified principal balance as per modification is in the amount of xx of which interest-bearing amount is xx and the deferred balance is xx. The modified interest rate is 5.750% and the borrower promises to pay P&I in the amount of xx beginning from xx/xx/2018. The maturity date as per modification is xx/xx/2058.	Affiliated Business Disclosure HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Some of the points and fees of HUD-1A are hand written."	* Missing Required Disclosures (Lvl 2) "List of Service Providers Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the xx state. The following state disclosures are missing from the loan file:
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance Disclosure
4. Tax Escrow Account Designation
5. xx Bankers and Exempt Organizations Pre-application
6. Part 80 Disclosure
7. Alternative xx Transaction Disclosures
8. Default Warning Notice
9. Smoke Alarm Affidavit
10. xx Real Property Escrow Account Disclosure
11. Subprime Home Loan Counseling Disclosure
12. Subprime Home Loan Tax and Insurance Payment Disclosure
13. Subprime Home Loan Disclosure
14. Commitment Disclosure
15. Lock-in Disclosure
16. Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was recorded on xx/xx/2006 with xx as nominee for  xx.
The chain of assignment has been completed as currently the assignment is with xx  as Owner xx recorded on xx/xx/2018.
Active Judgments and Liens;
1) 2 Civil judgments found pending against the borrower xx recorded on different dates in the total amount of xx. Both the liens are in the favor of , xx.
2) Civil judgment found pending against xx which is in the favor of xx recorded on xx/xx/2013 in the amount of xx
3) 2 more civil judgments found pending against the borrower xx  recorded on different dates totaling in the amount of xx. Both the liens are in the favor of xx, a xx
4) Credit card judgment found pending against the borrower xx recorded on xx/xx/2019 in the amount of xx which is in the favor of xx.
Property Tax Status;
1) Annual xx taxes for the year of 2019 have been paid in the amount of xx on xx/xx/2019.
No prior year delinquent taxes have been found pending.
Review of payment history as of dated xx/xx/2019 shows that the borrower is making regular payments. The loan payment is currently 0 month delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of xx for the due date of xx/xx/2019. The unpaid principal balance according to payment history tape data is in the amount of xx. The current interest rate is 5.500% with P&I in the amount of $xxx55.	Collections Comments:Collection comments available from xx/xx/2015 till xx/xx/2019 shows that the borrower is making regular payments. The loan payment is currently 0 month delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of xx for the due date of xx/xx/2019. The unpaid principal balance according to payment history tape data is in the amount of xx. The current interest rate is 5.500% with P&I in the amount of $xxx55.
Loan Modification agreement was made between borrower “xx  and lender “x ” on effective date of xx/xx/2018.
The borrower agrees to pay the UPB of xx with interest rate of 5.500 % and P&I of xx with fixed amortized type that began from first payment date xx/xx/2018 to be ended with the maturity date of xx/xx/2058.
Available notice of lis pendens with case#xx  shows that the foreclosure was initiated in the loan and complaint was filed on xx/xx/2014. The foreclosure sale date was scheduled for xx/xx/2016; however, the foreclosure process was put on hold due to bankruptcy filed by the borrower.
According to xxx, the borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2016. The plan was confirmed on xx/xx/2017. The plan was later dismissed on xx/xx/2018 and was fully terminated on xx/xx/2018.
Available latest xxx Report dated xx/xx/2019 located at xx  shows that the subject property is owner occupant with no visible damages or repairs.
Foreclosure Comments:Available notice of lis pendens with case#xx  shows that the foreclosure was initiated in the loan and complaint was filed on xx/xx/2014. The foreclosure sale date was scheduled for xx/xx/2016; however, the foreclosure process was put on hold due to bankruptcy filed by the borrower on xx/xx/2016.

Bankruptcy Comments:According to xxx, the borrower xx  had filed bankruptcy under chapter 13 with case#xx on xx/xx/2016. The plan was confirmed on xx/xx/2017. The plan was later dismissed on xx/xx/2018 and was fully terminated on xx/xx/2018.
The POC was filed on xx/xx/2016 in the claim amount of xx with arrearage in the amount of xx.
Schedule D under xxx filed on xx/xx/2016 shows amount of claim without deducting the value of collateral is xx and unsecured portion is in the amount of xx.

Loan Modification agreement was made between borrower “xx ” and lender “xx” on effective date of xx/xx/2018.
The borrower agrees to pay the UPB of xx with interest rate of 5.500 % and P&I of $xxx55 with fixed amortized type that began from first payment date xx/xx/2018 to be ended with the maturity date of xx/xx/2058.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required Disclosures	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing form loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing form loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing form loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx,with the lender  xx, xxx
The chain of assignment is not complete as the current assignee should be to  xx  as Owner xx The current assignee is xx as Owner xx
Active judgments or liens are found.
There is A HOA Lien (xx)  recorded on xx/xx/2012 in the amount of xx in the favor of xx.
There is mechanic’s lien recorded against the borrower on xx/xx/2017 in the amount of xx in the favor of xx. Notice of xx has been recorded on xx/xx/2018 against xx  by the lender.
The 2018 annual tax is delinquent in the amount of xx for the good through date of xx/xx/2019. 2019 xx tax is due in the amount of xx
The payment history as of xx/xx/2019 shows that the loan is performing and next payment due date is xx/xx/2019. The last payment P&I was received on xx/xx/2019 in the amount of xx which was applied for the due date of xx/xx/2019. The current unpaid principal balance is in the amount of xx.	Collections Comments:According to the collection comments the loan is performing. The loan has been last modified on xx/xx/2019 The borrower had given promise to pay the UPB of xx with interest rate of 5 % with P&I of xx with fixed amortized type and it was beginning from first payment date on xx/xx/2019 and ends with the maturity date of xx/xx/2059.
The payment history as of xx/xx/2019 shows that the loan is performing and next payment due date is xx/xx/2019. The last payment P&I was received on xx/xx/2019 in the amount of xx which was applied for the due date of xx/xx/2019. The current unpaid principal balance is in the amount of xx.
The borrower is eligible for the forgiveness amount of xx for every anniversary in the amount of xx on each anniversary of xx/xx/2020. xx/xx/2021, and xx/xx/2022.

Foreclosure Comments:According to servicing comments the foreclosure was initiated. The file was referred to an attorney on xx/xx/2018. However, No further details are unable to determine.
Bankruptcy Comments:xx had filed bankruptcy under chapter- 13 with the case#xx on xx/xx/2013 and the plan was confirmed on xx/xx/2014. Bankruptcy plan was dismissed on xx/xx/2016 and it was terminated on xx/xx/2016. Schedule D in xxx dated xx/xx/2013 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as xx.
The forgiven amount exceeds 2% of modified principal.
As of $xxx19, the UPB principal balance was xx. as per the modification the current Principal balance was reduced to xx with further eligibility of forgiven amount of xx.
As per loan modification agreement made on xx/xx/2019 between xx and xx . The new principal balance is xx. However, there is principal reduction alternative. The amount of xx of the principal balance is eligible for forgiveness. (The deferred principal reduction Amount).  If the borrower makes monthly xx payments on time, the lender agrees to forgive xx of the principal balance of the loan on each of the first, second and Third anniversary that is  on xx/xx/2020, xx/xx/2021 and xx/xx/2022. Latest payment history tape data is reflecting deferred balance as xx and current UPB as xx. Hence, the UPB of (xx -xx is  forgiven).
Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD along with itemization of finance charge document is missing in the loan file."	* Application Missing (Lvl 2) "Final Application along with intial application is missing from loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL along with initial TIL is missing from loan file."
* Missing Appraisal (Lvl 2)     "Origination appraisal is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Servier Provider is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the xx state. The following state disclosures are missing from the loan file:
Anti-Coercion Notice
Radon Gas Disclosure
Insurance Sales Disclosure
Purxxxonly:
Title Insurance Disclosure
Radon Gas Disclosure
Insurance Sales Disclosure
Anti-Coercion Notice"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$29,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the subject xx was originated on xx.
 The chain of assignment has been completed. Currently, the xx assignment is with xx as Owner xx
No active judgments and liens found on the updated title report.
2018 Combined Annual taxes have been paid in the amount of xx on xx/xx/2018 and 2019 Combined Annual taxes are due for xx/xx/2020 in the amount of xx
No prior years delinquent taxes found on the updated title report.
According to a review of the payment history as of xx/xx/2019, the borrower is currently delinquent for 4 months and the next due date for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied for the due date of xx/xx/2019. The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.

Collections Comments:According to the review of the servicing comments. The loan is currently in the collection and the next due for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019, in the amount of xx which was applied for xx/xx/2019. The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.
Unable to determine the reason for default of the borrower from the available servicing comments.
As per the xxx Report dated xx/xx/2019 located at xx   the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Update: As per the servicing comment dated xx/xx/2021, the foreclosure was initiated in 2021 with the loan. As per servicing comment dated xx/xx/2022, the foreclosure sale date was scheduled for xx/xx/2022. The date of sale was postponed several times and as per servicing comment dated xx/xx/2022 the most recent foreclosure sale date was scheduled for xx/xx/2022. As per servicing comment dated xx/xx/2022, the foreclosure has been put on hold due to workout.
As per servicing comment dated xx/xx/2022, the loan has been modified on xx/xx/2022.The new modified unpaid principal balance is in the amount of xx with interest rate starting at 6.97% and the borrower promises to pay P & I in the amount of xx  beginning on xx/xx/2022. The maturity date, as per modification is xx/xx/20xxoreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated. The comment dated xx/xx/2018 reveals that the foreclosure sale date was set on xx/xx/2019; however, the foreclosure file was put on hold as the borrower  “xx  had filed for bankruptcy under Chapter-13 with case1xx on xx/xx/2018.
Bankruptcy Comments:According to the xxx report, the borrower “xx ” had filed for bankruptcy under Chapter-13 with xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. The POC was filed by the creditor xx on xx/xx/2019 with the POC amount of xx and the amount of arrearage is xx As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee in the amount of xx for the period of 36 months. No comment has been found indicating a cram-down. The last filing date of bankruptcy was xx/xx/2019. The debtor was dismissed on xx/xx/2019.	The loan was modified on xx/xx/2017 between (Borrower) xx and (Lender) xx. The Unpaid Principal Balance is xx with interest rate 6.973% which steps up in 3 steps ending at 8.746%.
The borrower promises to pay the monthly  P&I of xx  beginning from xx/xx/2017 and the maturity is dated xx/xx/2057. The lender had forgiven the principal amount of xx  No, any deferred amount has been found in the modification. Hence, the interest-bearing amount is xx. This modification does not contain any balloon provision.

Affiliated Business Disclosure Credit Application Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property located at xx state. The following require state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure.
2. Credit Property Insurance Disclosure.
3. Fee Agreement.
4. Priority of Security Instrument Disclosure.
5. Attorney Selection Disclosure."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the Borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019, shows that the subject xx was originated on xx. which was recorded on xx/xx/2002.

The chain of the assignment has been completed. The last assignment is with xx as Owner xx

There is a junior xx on the subject xx originated on xx.

There are four water/sewer liens against the subject property in the favor of xx in the total amount of xx

There is a civil judgment against the borrower in favor of xx in the amount of xx

There is a civil judgment against the borrower in favor of  xx in the amount of xx

Annual xx taxes of 1st and 2nd half for the year of 2018 are paid in the amount of xx
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2019, the borrower is delinquent for the 5 months. The payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx06 and PITI is in the amount of $xxx19. The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.	Collections Comments:As per the servicing comments, the loan is collections. The borrower is delinquent for the 5 months. The payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of xx and PITI is in the amount of $xxx19. The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.

The reason for default is unemployment of borrower.

The foreclosure was initiated (xx). The file was referred to an attorney on xx/xx/2018 and the complaint was filed on xx/xx/2018. However, the foreclosure was put on hold as borrower gets approval for loss mitigation.
The loan modification agreement was made betweenxx (Borrower) and  xx(Lender) on xx/xx/2018 with a new principal balance of xx with fixed rate of 5.750%. The borrower promised to pay  monthly P&I payment in the amount of xx  beginning on xx/xx/2018 till the maturity date of xx/xx/2054.

Foreclosure Comments:The foreclosure was initiated xx  The file was referred to an attorney on xx/xx/2018 and the complaint was filed on xx/xx/2018. However, the foreclosure was put on hold as borrower gets approval for loss mitigation.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between xx and xx (Borrower) and xx.(Lender) on xx/xx/2018 with a new principal balance of xx with fixed rate of 5.750%. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx/xx/2018 till the maturity date of xx/xx/2054.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1 along with estimated HUD-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Loan Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The updated title report dated xx/xx/2019 states that the subject xx was originated on xx.00, with xx as nominee for  xx  with Instrument xx
The chain of xx assignment is incomplete. Currently, the xx assignment is with xx as Owner xx This should be with xx as Owner xx
There is a junior xx open against the subject property in the favor of xx in the amount of xx which was recorded on xx/xx/2008.
No active judgments or liens have been found.
Annual combined taxes of 2019 have been paid in the amount of xx.	The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2019. The delinquency has been done for 7 months. The last payment was received on xx/xx/2019 in the amount of xx and it was applied for the due date of xx/xx/2019. The current P&I is $xxx and interest rate is 5.50%.
The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2019. The delinquency has been done for 7 months. The last payment was received on xx/xx/2019 in the amount of xx and it was applied for the due date of xx/xx/2019.
According to the xxx, Shane xx  (borrowers) had filed the bankruptcy under chapter-13 with the case# xx on xx/xx/2015. POC was filed by debtor on behalf of xx on xx/xx/2017, in the secured claim amount of xx and an arrearage in the amount of xx  Chapter 13 plan was filed on xx/xx/2015, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx  and regular payment will be paid directly to creditor. This plan was confirmed on xx/xx/2015. xxx was filed on xx/xx/2019. Last filing was xx/xx/2019.
No foreclosure proceedings have been found.
According to comment dated xx/xx/2018, the property had roof damages and the borrower stated that she has insurance check for roof damages. Comment dated xx/xx/2019 states that the balance was due in the amount of xx  for HVAC repairs and this amount needs to be disbursed to Costal Home Services, xx. Comment dated xx/xx/2019 states that the restricted funds need to be disbursed in the amount of xx to Boulia Construction & Restoration to pay for work completed (xx in suspense). Borrower has paid xx  to contractor from her pocket. No further details have been found. No damage amount or estimated repairs cost has been found. The latest exterior xxx Report dated xx/xx/2019 reflects estimated repairs cost in the amount of xx  for Staining & exterior maintenance/ cleaning.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, xx (borrowers) had filed the bankruptcy under chapter-13 with the case# xx on xx/xx/2015. POC was filed by debtor on behalf of xx on xx/xx/2017, in the secured claim amount of xx and an arrearage in the amount of xx Chapter 13 plan was filed on xx/xx/2015, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid directly to creditor. This plan was confirmed on xx/xx/2015. xxx was filed on xx/xx/2019. Last filing was xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk indicator is Moderate due to
This loan failed the TILA finance charge test.
This loan failed the TILA rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. Loan data is xx, comparison data is xx and variance is -$xxx.
This loan failed the TILA rescission finance charge test. Loan data is xx, comparison data is xx and variance is -$xxx."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the xx state. The following state disclosures are missing from the loan file:
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
3. Priority of Security Instrument Disclosure
4. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrowers."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per updated title report dated xx/xx/2019 the subject xx was originated on xx.
The chain of assignment has been completed.
There is an active civil judgment against  in the xx. in the amount of $xxxch was recorded on xx/xx/2013.
Annual Combined tax for the year of 2019 have been paid in the amount $xxx prior year delinquent taxes have been found.
The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.	Collections Comments:According to servicing comments, the current status of the loan is performing. The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.
This loan modification agreement was made between (borrower) xx . The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 5.00% and the new P&I in the amount of $xxx beginning from xx/xx/2019 till the maturity date xx/xx/2059. There is no provision for the balloon payment.
The borrower had filed for bankruptcy under chapter-7 with the case#xx on xx/xx/2017.The case was discharged on xx/xx/2018 and terminated on xx/xx/2018.
A review of the collection comment shows no indication of post-closing foreclosure activity.
The reason for default as per servicing comment is a reduction of income.
The xxx Report dated xx/xx/2019 shows that the subject property is owner-occupied. No damage and repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed for bankruptcy under chapter-7 with the case#xx on xx/xx/2017.The case was discharged on xx/xx/2018 and terminated on xx/xx/2018.	This loan modification agreement was made between xx xxx, xx, D/xx/A on xx/xx/2019.The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 5.00% and the new P&I in the amount of $xxx beginning from xx/xx/2019 till the maturity date xx/xx/2059. There is no provision for the balloon payment.	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures xx Insurance	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test.
Brokerage/Finder Fee Test: FAIL $xxx72 $xxx24 +$xxx
The xx loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the xxe Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and sxxbe grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL xx -$xxxThe finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxx Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "MI certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xxe state. The following state disclosures are missing from the loan file.
1. Placement of Insurance Disclosure
2. Availability of Title Insurance
3. TN Consent to Disclosure of Insurance Information
4. Choice of Agent/insurer
								5. Insurance Solicitation/Post Commitment"		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There are two HOA liens against property in the total amount of $xxxorded on xx/xx/2007 and xx/xx/2009 respectively held by xx
There is one real estate tax lien open against the subject property in the amount of $xxxd by xx and recorded xx/xx/2010.  There is 2nd installment of combined taxes for the year 2019 is delinquent in the amount of $xxxh good through date xx/xx/2019.
Review of payment history shows that the borrower is not making payments regularly. The borrower is delinquent for 30 days. The last payment was received on xx/xx/2019 that was applied for the due date of xx/xx/2019. The next payment is due on xx/xx/2019. The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.	Collections Comments:The loan is in collection. Review of payment history shows that the borrower is not making payments regularly. The borrower is delinquent for 30 days. The last payment was received on xx/xx/2019 that was applied for the due date of xx/xx/2019. The next payment is due on xx/xx/2019. The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx. According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2015. The plan was confirmed on xx/xx/2015. The POC was filed on xx/xx/2016, the POC amount is xx and the arrearage amount is xx. The bankruptcy was discharged on xx/xx/2019. No evidence has been found regarding the foreclosure.

Update: No additional information found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2015. The plan was confirmed on xx/xx/2015. The POC was filed on xx/xx/2016, the POC amount is xx and the arrearage amount is xx. The bankruptcy was discharged on xx/xx/2019.	The modification agreement was made on xx/xx/2019 between borrower and lender. The new modified principal balance is xx with new interest rate of 6.5%. The new P&I is $xxx started form xx/xx/2016 and the maturity date is xx/xx/2059.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And estimated HUD-1/Fee itemization/GFE are also not available in the loan file."	* Application Missing (Lvl 2) "The Final Application/1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia State. The following required state disclosures are missing from the loan file.
1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the review of updated title report dated xx/xx/2019 the subject xx is in the First lien position which was recorded on xx/xx/2005 with the lender as xx
Chain of assignment is complete.
No Active judgments or liens are found.
RE tax Status :
2019 xx taxes will be due on xx/xx/2020 in the amount of $xxx delinquent taxes have been found.
Review of updated payment history as of xx/xx/2019 shows that borrower is current with the loan payments and is next due for xx/xx/2019. The last regular payment was received on xx/xx/2019 in the amount of $xxxr the due date of xx/xx/2019. The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.	Collections Comments:According to the collection comments, borrower is current with the loan and is next due for xx/xx/2019.
The loan has recently modified on xx/xx/2019 with new principal balance of xx.  The borrower promises to pay the new modified P&I of $xxx beginning from xx/xx/2019 to the new maturity date of xx/xx/2059.
No foreclosure activity was found in the recent 24 months of collection comments.
The borrower works as home care taker and her ability seems to be fair.
The UPB as of the date is in the amount of $xxx evidence of damage or repair to the subject property has been found.

Update: As per the servicing comment dated xx/xx/2022, the foreclosure was initiated in 2022 with the loan. As per servicing comment dated xx/xx/2022, the foreclosure has been put on hold due to workout. As the servicing comment dated the foreclosure was cancelled due to modification.
According to servicing comment dated xx/xx/2022, the borrower wants to do short sale. No further information about short sale was found.
As per servicing comment dated xx/xx/2022, the loan has been modified on xx/xx/2022.The new modified unpaid principal balance is in the amount of xx with interest rate starting at 6.00% and the borrower promises to pay P & I in the amount of $xxx beginning on xx/xx/2022. The maturity date is not mentioned in the collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor ( xx ) had filed Bankruptcy under chapter-13 on xx/xx/2009 with the Case# xx.The POC was filed on xx/xx/2009 with the secured claim of xx with an arrearage of xx.Later, the debtor was dismissed on xx/xx/2009 and case was terminated on xx/xx/2010.	The loan was modified on xx/xx/2019 with new principal balance of xx. The borrower promises to pay the new UPB with the fixed interest rate of 6.000% beginning from xx/xx/2019 to the new maturity date of xx/xx/2059.	Affiliated Business Disclosure Missing Dicsloures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service provider disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2019 the subject xx was originated on xx.
The chain of assignment has not been completed, currently the assignment is with xx.
There are no active liens and judgments found against the borrower. Annual taxes for the year 2018 are paid in the amount of $xxx 2019 will due on xx/xx/2020 for the amount of $xxx prior delinquency has been found.
According to the payment history as of dated xx/xx/2019 the borrower has been delinquent for 3 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 for the amount of $xxx. The monthly P&I is in the amount of $xxx with an interest rate of 4.280%. The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.	Collections Comments:
The current status of the loan is in active bankruptcy.
The process of foreclosure has been initiated, the file was referred to an attorney and the complaint was filed.
The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018 and the current bankruptcy status is plan confirmed.
The reason for default is loss of job.
The loan has been modified since the origination.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Foreclosure Comments:The process of foreclosure has been initiated, the file was referred to an attorney and the complaint was filed.
The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018 and the current bankruptcy status is plan confirmed.

Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018 and the current bankruptcy status is plan confirmed. The chapter 13 plan was filed on xx/xx/2018 as per plan the debtor supposes to pay the trustee the amount of $xxxr month for the 60 months.The POC was filed on xx/xx/2018 the amount of POC is xx and the arrearage amount is xx.	The new principal balance per modification is in the amount of xx, to be paid at the rate of 3.280 % beginning from xx/xx/2015 to the stated maturity date xx/xx/2055. The is a Step rate for480 months and P&I is $xxx. The borrower promises to pay the UPB plus interest to the Lender. The Borrower will make monthly payments of graduated PITI and continuing thereafter until P&I are paid in full	Affiliated Business Disclosure xx Insurance	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "The loan is originated with FHA case, the MI certificate is missing from the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.
As Loan Data $xxx33 Comparison Data $xxx16 Variance +$xxx17  , Loan Data $xxx58 Comparison Data $xxx16 Variance +$xxx42."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:

The review of the updated title report dated xx/xx/2019, shows that the subject xx was originated on xx.90, xx with Instrument#xx

The chain of assignment has not been completed.

The annual installments of combined taxes for the year of 2019 have been paid in the amount of $xxxe annual installments of combined taxes for the year of 2019 are due in the amount of $xxx the due date of xx/xx/2020.

Review of updated payment history dated xx/xx/2019 shows that the loan is performing and borrower is making his monthly payments. The last payment was received on xx/xx/2019 in the amount of $xxx with interest rate of 4.00% for the due date of xx/xx/2019. The next due date is xx/xx/2019. The payment history reflects current unpaid principal balance is in the amount of xx.	Collections Comments:Comments:
xx

Review of updated payment history dated xx/xx/2019 shows that the loan is performing and borrower is making his monthly payments. The last payment was received on xx/xx/2019 in the amount of $xxx with interest rate of 4.00% for the due date of xx/xx/2019. The next due date is xx/xx/2019. The payment history reflects current unpaid principal balance is in the amount of xx.

As per latest xxx Report (xx) dated xx/xx/2019, subject property is occupied and no visible damages/repairs have been found.
No evidences have been found regarding bankruptcy filing. No damages/repairs obverse in collection comments.
The review of collection comment and loan file states that foreclosure was initiated in 2019. The foreclosure file was referred to attorney on xx/xx/2019. No further details have been found.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2019 and the complaint was filed on xx/xx/2012. No further details have been found.

Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003/application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is required for ARM loan; however document is missing from loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at the time of loan origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in TX State; however, required state disclosures are missing from loan file.

Commitment Requirement/Anti-Tying
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement"
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of Updated title report dated xx/xx/2019, the subject xx was originated on xx which was recorded on xx/xx/2007.
The chain of assignment has been completed. Currently, the assignment is from xx
There are no active liens and judgments against the borrower and property.
The annual combined taxes of 2019 have been due in the amount of $xxxch will due on xx/xx/2020.
The annual combined taxes of 2018 have been delinquent in the amount of $xxxch will be good through till xx/xx/2019. The amount of taxes exceeds the 4% of loan amount. This can be cured paying of the taxes with late charges and penalty.

As per the review of payment history as of xx/xx/2019, the borrower is currently delinquent for 5 months and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2019. The current P&I is $xxx and PITI is $xxx. The UPB reflected in the payment history is in the amount of xx.

Collections Comments:The loan is currently in the bankruptcy and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2019. The current P&I is $xxx and PITI is $xxx. The UPB reflected in the payment history is in the amount of xx.
The reason for default is unable to be determined.
The loan has not been modified.
As per the document located at (xx the foreclosure was initiated and referred to an attorney on xx/xx/2014. The complaint was filed on xx/xx/2004. Further details are not available.
The borrower xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2014. The plan was confirmed on xx/xx/2015. The date of last filing is xx/xx/2019. The POC was filed by xx. on xx/xx/2015 with the secured claim amount of xx and the arrearage is $xxxhe POC was amended on xx/xx/2015 and the arrearage amount is $xxxs per the Schedule-D of xxx dated xx/xx/2014, the amount of claim is xx and the value of property is xx. As per chapter 13 plan dated xx/xx/2014, the debtor sxxpay the trustee $xxx for 12 months and $xxx for remaining terms for the total period of 60 months for the total amount of xx. As per Notice of Plan Completion dated xx/xx/2019, debtors in this case has completed all payments under the confirmed Chapter 13 plan. The Notice of Intent to Initiate Discharge Process was filed on xx/xx/2019. As per notice of final cure payment xx borrower had paid arrears of $xxx21.
Occupancy is unable to be determined.
No comments were indicating damages and repairs to the subject property.

Foreclosure Comments:As per the document located at (xx) the foreclosure was initiated and referred to an attorney on xx/xx/2014. The complaint was filed on xx/xx/2004. Further details are not available.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2014. The plan was confirmed on xx/xx/2015. The date of last filing is xx/xx/2019. The POC was filed by xx. on xx/xx/2015 with the secured claim amount of xx and the arrearage is $xxxhe POC was amended on xx/xx/2015 and the arrearage amount is $xxxs per the Schedule-D of xxx dated xx/xx/2014, the amount of claim is xx and the value of property is xx. As per chapter 13 plan dated xx/xx/2014, the debtor sxxpay the trustee $xxx for 12 months and $xxx for remaining terms for the total period of 60 months for the total amount of xx. As per Notice of Plan Completion dated xx/xx/2019, debtors in this case has completed all payments under the confirmed Chapter 13 plan. The Notice of Intent to Initiate Discharge Process was filed on xx/xx/2019. As per notice of final cure payment xx borrower had paid arrears of $xxx21.	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required Disclosures Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL was not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.23 in favor of xx
Subject xx is on second position. As there is one DOJ lien on the subject property in the amount of xx which was recorded on xx/xx/2014.
There is one state tax lien open against the property in the amount of $xxxhich was recorded on xx/xx/2015 in favor ofxxDistrict # 01; xx
2019 combined annual taxes have been due off in the amount of $xxxxx/xx/2020.
2015 combined annual taxes are delinquent in the amount of $xxxon xx/xx/2016 and good through date is xx/xx/2019.
2018 combined annual taxes are delinquent in the amount of $xxxxx/xx/2019 and good through date is xx/xx/2019.	Review of the payment history provided from xx/xx/2017 to xx/xx/2019 reveals that borrower has been currently performing. The last payment was received in the amount of $xxx on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of xx/xx/2017 reflects xx and current interest rate is 5.000%.	Collections Comments:The borrower is currently in bankruptcy and the loan is performing, per payment history as of xx/xx/2019 the next due date is xx/xx/2019. The UPB as of the data is in the amount of xx, as of xx/xx/2019.
Per modification agreement dated xx/xx/2013, the modified rate is 5.000% the P&I is $xxx . The first payment is due on xx/xx/2013. The new principal balance is xx, which is also the interest-bearing balance.  The maturity date is xx/xx/2048.  Reason for Modification is Financial Hardship.
The debtor (xx)  filed Bankruptcy under chapter-13 on xx/xx/2015 with  Case#xx and the last filing date was xx/xx/2019.   The deadline for filing a claim was on xx/xx/2015.
The plan was confirmed on xx/xx/2015 and was modified on xx/xx/2016 to reflect her modification with the lender.
The POC was filed on xx/xx/2015 in the secured claim of amount of $xxxth an arrearage of $xxxew of the payment history dated xx/xx/2019,  commencing on xx/xx/2017 to xx/xx/2019,  reveals that borrower is current.  The last payment was received in the amount of $xxx on xx/xx/2019 and  applied to the due date xx/xx/2019. The next due date is xx/xx/2019. The current UPB per tape data on xx/xx/2019 is xx .
There is no evidence in the latest 24 months servicing comments regarding foreclosure actions.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor (xx)  filed Bankruptcy under chapter-13 on xx/xx/2015 with  Case#xx and the last filing date was xx/xx/2019.   The deadline for filing a claim was on xx/xx/2015.  The POC was filed on xx/xx/2015 in the secured claim of amount of $xxxth an arrearage of $xxxplan was confirmed on xx/xx/2015 and was modified on xx/xx/2016 to reflect her modification with the lender.
Pending completion of plan and final Trustee report.
Per modification agreement dated xx/xx/2013, the modified rate is 5.000% the P&I is $xxx . The first payment is due on xx/xx/2013. The new principal balance is xx, which is also the interest-bearing balance. The maturity date is xx/xx/2048. Reason for Modification is Financial Hardship	Affiliated Business Disclosure
Credit Application
Flood Certificate
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood insurance certificate document is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "Settlement Services Providers List (SSPL) disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2019 the subject xx was originated on xx. The chain of assignment has not been completed ,currently the assignment is with xx There are no active liens and judgments found against the borrower. Combined annual taxes for the year 2018 are exempt.	According to the payment history as of dated xx/xx/2019 the borrower has been delinquent for 1 month and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 for the amount of $xxx with an interest rate of 5.00%. The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.	Collections Comments:The current status of the loan is in active bankruptcy. The borrower xx had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2018, in the secured claim amount xx and an arrearage in the amount of $xxx.
No comments have been found regarding the foreclosure.
The loan has been modified since the origination.
The reason for default is unable to determine.
The subject property is owner-occupied and is in average condition. As per the latest inspection report dated xx/xx/2019 located at xx shows the amount of $xxx00 repairs are made for the roof repair for $xxx00 and exterior painting for $xxx.

Update:
As per the collection comment dated xx/xx/2022, the motion was filed to covert case from chapter 13 to chapter 7 was filed on xx/xx/2021. The BK case #xx was converted to chapter 7 on xx/xx/2022. Further details are not provided.
As per the collection comment dated /xx/2023, the borrower was approved for the loan modification with an effective date of xx/xx/2023. The modified P&I is $xxx and the rate of interest is 6.00%. The mod first payment was started on xx/xx/2023, and the maturity date is xx/xx/2043. Further details are not provided.
As per the collection comment dated xx/xx/2024, the tax sale is scheduled for xx/xx/2023, and the redemption expiration date is xx/xx/2025. Further details are not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2018, in the secured claim amount xx and an arrearage in the amount of $xxx.
The loan modification agreement was made between the lender xx and the borrower xx on xx/xx/2016 with a new principal balance of xx with fixed rate of 5.000%. The borrower promised to pay monthly P&I payment in the amount of $xxx beginning on xx/xx/2016 till the maturity date of xx/xx/2046. The modification does not contain balloon payment.	Credit Application Initial Escrow Acct Disclosure	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Late Fees Test: FAIL Loan Data 5.000% Comparison Data 4.000% Variance +1.000%
This loan failed the late fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Late Fees Test: FAIL Loan Data 5.000% Comparison Data 4.000% Variance +1.000%
This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xxThere is one junior xx found against subject property, recorded on xx/xx/2008 in xx
No delinquent taxes have been found.

According to the payment history as of xx/xx/2019, the loan is one month past due and is next due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied to the due date of xx/xx/2019. The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx	Collections Comments:The loan is active in collections and is next due for xx/xx/2019.
The RFD was curtailment of income.
The borrower xx Officer had filed for bankruptcy under chapter-13 with case# xx on xx/xx/2010.  The debtor was discharged on xx/xx/2015 and the case was terminated on xx/xx/2015.
The foreclosure action was initiated and sale was last scheduled for xx/xx/2019. However, the borrower had reinstated the loan prior to sale.

Latest xxx Report dated xx/xx/2019 shows property in average condition with no repairs were noted.
Foreclosure Comments:According to servicing comment dated xx/xx/2019, the foreclosure action was initiated and the sale was scheduled for xx/xx/2019.  However, the loan was later re-instated on xx/xx/2019. Collection comment dated xx/xx/2019 shows that borrower had defaulted again and file was referred to an attorney on xx/xx/2019.  The loan was again reinstated by the borrower.
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2010. The POC was filed on xx/xx/2010 for the secured claim in the amount of xx and the arrearage in the amount of xx. The debtor was discharged on xx/xx/2015 and the case was terminated on xx/xx/2015.	The loan was modified on xx/xx/2010 between the borrower xx.
The new unpaid principal balance will be xx. The amount xx of the new principal balance sxxbe deferred to the end of the loan. In addition, xx of the deferred principal balance is eligible for forgiveness if borrower make 3 full year’s timely payments, lender sxxreduce by 1/3 upon the first, second and third anniversary of mod date.  The step interest of 2.00% will be charged on the interest bearing UPB from xx/xx/2014. This interest rate will be incremented each year by 1.00% till it reaches 4.250%.

xx Insurance Notice of Servicing Transfer	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "This is a FHA loan with LTV 97.00%. However, the required MI certificate is missing from the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is failing loan origination fee test for CE.
Loan Origination Fee Test: FAIL  Loan Data $xxxarison Data $xxxance +$xxx Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer missing from loan file."
								* Settlement date is different from note date (Lvl 2) "As per final Hud-1, the Settlement date xx/xx/2007 which is not consistent with Original Note date of xx/xx/2007."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx. which was recorded on xx/xx/2006.
The chain of the assignment has been completed. Currently, the xx which was recorded on xx/xx/2018.
The annual xx taxes of 2019 are due in the amount of $xxx the due date xx/xx/2020. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 1 month and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.	Collections Comments:According to servicing comments, the loan is in active foreclosure. The foreclosure was initiated and the file was referred to an attorney on xx/xx/2019. However, no further information has been found regarding foreclosure.
The review of payment history shows that the borrower has been delinquent for 1 month and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.
The step loan modification agreement was made on xx/xx/2014 between the borrower and lender. The borrower promises to make a monthly payment of $xxx with the interest rate of 2.355% for 36 months. This modification has eight steps and the step P&I is in the amount of $xxx with the interest rate of 9.355% beginning from xx/xx/2023 till the maturity date of xx/xx/2051. The New Principal Balance stated in the modification is xx.
No information pertaining to bankruptcy has been found.
As per servicing comments, unable to determine the reason for default.
The xxx Report dated xx/xx/2019 shows that the subject property is owner-occupied. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2019. However, no further information has been found regarding foreclosure.
Bankruptcy Comments:Not Applicable	The step loan modification agreement was made on xx/xx/2014 between the borrower and lender. The borrower promises to make a monthly payment of $xxx with the interest rate of 2.355% for 36 months. This modification has eight steps and the step P&I is in the amount of $xxx with the interest rate of 9.355% beginning from xx/xx/2023 till the maturity date of xx/xx/2051. The New Principal Balance stated in the modification is xx.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida state. The following state disclosures are missing from the loan file.
Anti-Coercion Notice
Title Insurance Disclosure
Radon Gas Disclosure
Insurance Sales Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00 in xx
1.There is an active junior xx available in the updated title report in the amount of xx in xx. (Not a Commercial xx),  xx and it was recorded on xx/xx/2005.
2.There is an active junior xx available in the updated title report in the amount of xx in xx and it was recorded on xx/xx/2006.
3.There is an active junior Mechanics Lien available in the updated title report in the amount of $xxx xx and it was recorded on xx/xx/2003.
4.There is an active junior Civil Judgment  available in the updated title report in the amount of $xxx xx and it was recorded on xx/xx/2010.
Review of updated payment history as of xx/xx/2019, the loan is currently in delinquency for 6 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxx58 for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx	Collections Comments:As per collection comment, Loan is currently in active Bankruptcy.
No evidences are available in the latest 24 months servicing comments regarding foreclosure proceedings. The debtor  had filed Bankruptcy under chapter-13 on xx/xx/2018 with the Case#xx and the plan was confirmed on xx/xx/2019.

Foreclosure Comments:As per updated title report dated xx/xx/2019, foreclosure complaint was filed on xx/xx/2012 and it was recorded on xx/xx/2012. Notice of Sale was filed on xx/xx/2012 and it was recorded on xx/xx/2012. Outcome of this complaint is unknown. Foreclosure sale was scheduled for xx/xx/2017. However the reason is unknown why this sale was canceled or did not took place. Currently the loan is in active bankruptcy. No further information has been found regarding foreclosure in the loan file and comments.
Bankruptcy Comments:The debtor had filed Bankruptcy under chapter-13 on xx/xx/2018 with the Case#xx and the plan was confirmed on xx/xx/2019. POC was filed on xx/xx/2019 with secured claim amount of xx and arrearage of xx.	The loan was modified on xx/xx/2010 with the Step amortization with the new principal balance of xx. The borrower promises to pay the P&I of $xxx29 with the new interest rate of 2.000 % beginning from xx/xx/2010 and the new maturity date is xx/xx/2046.
Affiliated Business Disclosure Initial Escrow Acct Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance result is Moderate because this loan has failed TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan has failed TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test.
The disclosed finance charge is xx and allowed is $xxx484.12 however it is undercharged by $xxx21."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing in the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative Index Value is unable to determine."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing in the loan file."
								* Settlement date is different from note date (Lvl 2) "Final HUD-1 is available in loan file the settlement date is on xx/xx/2005 but on note is xx/xx/2005 which is different. State is California."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the xx was originated on xx.xxhe chain of xx assignment has been completed. Currently, the xx assignment is with xx
There is a civil judgment open against the borrower in the  of xx in the amount of $xxx was recorded on xx/xx/2014.
There is a civil judgment open against the borrower in the xx in the amount of $xxx was recorded on xx/xx/2018.
First and second xx taxes of 2018 have been paid in the total amount of $xxx	The payment history dated as of xx/xx/2019 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxit was applied for the due date of xx/xx/2019. The current P&I is $xxxinterest rate is 6.50%.
The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx and modification deferred balance in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx/xx/2019 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxit was applied for the due date of xx/xx/2019.
According to the xxx, xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. POC was filed by xx. Chapter 13 plan was filed on xx/xx/2018, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid directly to creditor. Objection to Confirmation of the Plan was filed on xx/xx/2019. This plan was confirmed on xx/xx/2019. xxx was filed on xx/xx/2019. Order was granted on this xxx on xx/xx/2019.
Available servicing comment and documents in file reveal that loan is in foreclosure since 2016. Comment dated xx/xx/2018 states that the foreclosure referred to attorney was completed on xx/xx/2016. Comment dated xx/xx/2017 states that the foreclosure complaint was filed on xx/xx/2017. Sheriff sale was scheduled on xx/xx/2018. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018.
According to collection comment, no damages or repairs have been found.
According latest exterior xxx Report xx dated xx/xx/2019, the subject property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.

Update:-
As per the collection comment dated xx/xx/2023, the arrears are paid in full, and chapter 13 bankruptcy with case #xx has been discharged and closed on xx/xx/2022.
As per the collection comment dated xx/xx/2024, the borrower wanted to discuss a short sale.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2016. Comment dated xx/xx/2018 states that the foreclosure referred to attorney was completed on xx/xx/2016. Comment dated xx/xx/2017 states that the foreclosure complaint was filed on xx/xx/2017. Sheriff sale was scheduled on xx/xx/2018. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018.
Bankruptcy Comments:According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. POC was filed by xx, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2018, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid directly to creditor. Objection to Confirmation of the Plan was filed on xx/xx/2019. This plan was confirmed on xx/xx/2019. xxx was filed on xx/xx/2019. Order was granted on this xxx on xx/xx/2019.	The loan modification agreement was made between borrower and servicer on xx/xx/2011 with the new modified unpaid principal balance xx. From UPB, the principal balance was deferred in the amount of xx which is due at maturity. The interest bearing amount was xx with step rate starting interest rate was 6.00% and the modified P&I was $xxxnning on xx/xx/2011. The step rate was in 2 steps ending at rate 6.590% and P&I will be $xxxicable from xx/xx/2016 to maturity date xx/xx/2034.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, data is captured from initial application located at "pg_0001-0004_1003-Loan Application.pdf"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk Indicator is Moderate due to
This loan failed the TILA finance charge test.
This loan failed the TILA rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. Loan data is xx, comparison data is xx and variance is -$xxxs loan failed the TILA rescission finance charge test. Loan data is xx, comparison data is xx and variance is -$xxxNotice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.00 with SunTrustxx.
The chain of assignment has been completed. Currently, the xx is with xx which was recorded on xx/xx/2017.
Junior xx originated on xx.00 in xx
There is a senior xx in the xx recorded on xx/xx/2007 for the amount of xx.
Active liens and judgments against the borrower as follows:
Civil judgment against the borrower in the amount of $xxx in xx which was recorded on xx/xx/2010.
Civil judgment against the borrower in the amount of xx and in favor of xx which was recorded on xx/xx/2013.
Civil judgment against the borrower in the amount of $xxx in xx which was recorded on xx/xx/2016.
xx lien against the borrower in the amount of $xxx , xx which was recorded on xx/xx/2018.
Civil judgment against the borrower in  which was recorded on xx/xx/2007, however; the amount of judgment is unavailable.
1st, 2nd and 3rd installments xx taxes for the year of 2019-20 are due in the total amount of $xxx	According to the review of payment history as of xx/xx/2019, the borrower is delinquent for 2 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxxd PITI is in the amount of $xxx71.The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.
Collections Comments:The loan is currently in collection. According to the review of payment history as of xx/xx/2019, the borrower is delinquent for 2 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxxd PITI is in the amount of $xxx71.The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.
This loan modification agreement was made between the borrower xx and the lender xx
The reason for default is unavailable.
As per the latest inspection report dated xx/xx/2019 located at xx the subject property is owner-occupied with average condition. No damages or repairs have been found.

Update-
According to the servicing comments, the current status of the loan is Bankruptcy.
As per servicing comment dated xx/xx/2023, the borrower filed for bankruptcy under Chapter 13 with case#xx on xx/xx/2023 and POC filed on xx/xx/2023.
The foreclosure was initiated on loan by referring to an attorney on xx/xx/2022. Comment dated xx/xx/2023 shows that the sale was scheduled on xx/xx/2023. The foreclosure has been placed on hold due to borrower filed bankruptcy on xx/xx/2023.
As per comment dated xx/xx/2022, hardship is house fire in 2018 and needs to replace the items.

Foreclosure Comments:The foreclosure was initiated. As per the comment dated xx/xx/2018, the file was referred to an attorney on the same date. However, as per the comment dated xx/xx/2019, the foreclosure was put on hold due to loss mitigation efforts. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2011. The POC was filed on xx/xx/2011, the POC amount is xx and the arrearage amount is $xxx31. The chapter 13 plan was confirmed on xx/xx/2011. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx. There is no comment indicating a cramdown. The case was discharged on xx/xx/2017 and terminated on the same date.	This loan modification agreement was made between the borrower xx.The loan modification contains the trial payment plan from xx/xx/2019 to xx/xx/2020 in the amount of $xxx04. After completion of the trial payment plan the borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 6.00% and new P&I is in the amount of $xxxginning from xx/xx/2020 till the maturity date xx/xx/2059. The interest-bearing amount is xx. There is no provision for the balloon payment. Previously the loan was modified in the year of 2010 and 2017.	Loan Program Info Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per the application total monthly income is $xxx63, however; the total monthly debt is in the amount of $xxx77 hence the DTI is showing 77.045% which is greater than 60.00%."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject Property is stated in Oregon state. The following disclosures are missing from loan file.
1. Oregon Forced Placed Insurance Notice
2. Notice where Escrow Account is NOT Required
3. Escrow Notice for Loans Sold to Out-of- State Purchases within one year
4. Anti-Coercion Notice
5. Insurance Premium Notice
6. Insurance Sales Notice
7. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per the note transaction date is xx/xx/2007, however; as per the HUD-1 settlement date is xx/xx/2007 which is different from the note date."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.
The chain of the assignment has been completed. Currently, the xx is with xx which was recorded on xx/xx/2017.
There is a credit card judgment in the xx in the amount of $xxxch was recorded on xx/xx/2012.
There is a credit card judgment in the xx in the amount of $xxxch was recorded on xx/xx/2010.
There is a credit card judgment in the xx in the amount of $xxxch was recorded on xx/xx/2017.
The annual combined taxes of 2017 are due in the amount of $xxx delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx67 for the due date of xx/xx/2019. The UPB reflected is in the amount of xx till the due date of xx/xx/2019.	Collections Comments:The review of the collection comment shows that the current status of the loan is performing and the next due date for the payment is xx/xx/2019. The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx67 for the due date of xx/xx/2019. The UPB reflected is in the amount of xx till the due date of xx/xx/2019. The foreclosure was initiated and according to the comment dated xx/xx/2018, the file was referred to an attorney on xx/xx/2018. The comment dated xx/xx/2018 reveals that the foreclosure sale was scheduled on xx/xx/2018. According to the comment dated xx/xx/2018, the foreclosure was placed on hold as the borrower had signed the FB agreement. The loan modification agreement was made between the borrower xx and the lender xx, the loan was modified on xx/xx/2008, xx/xx/2010 and xx/xx/2017. The reason for default has not been found. According to the latest inspection report dated xx/xx/2019, the subject property is owner-occupied and is in an average condition. No damage and repairs have been found.
Foreclosure Comments:The foreclosure was initiated and according to the comment dated xx/xx/2018, the file was referred to an attorney on xx/xx/2018. The comment dated xx/xx/2018 reveals that the foreclosure sale was scheduled on xx/xx/2018. According to the comment dated xx/xx/2018, the foreclosure was placed on hold as the borrower had signed the FB agreement.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower xx on xx/xx/2019. The modified UPB is xx with an interest rate of 6% and a P&I of $xxx67. The first payment started from xx/xx/2019 with the maturity date of xx/xx/2059. There is no provision for the balloon payment and it does not have modification steps. The loan has been modified four times since origination. Previously, the loan was modified on xx/xx/2008, xx/xx/2010 and xx/xx/2017.	Affiliated Business Disclosure
Credit Application
Document Showing a Index Numerical Value
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD1 along with estimated HUD1 and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The escrow acct disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider's disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Texas. The following state disclosures are missing from the loan file.
TX Loan Agreement Notice
Commitment Requirement/Anti-Tying
TILA Disclosures in Spanish
Home Equity Consumer Disclosure
Home Equity Loan Interest and Fees Preclosing Disclosure
Home Equity Loan Copies of Documents
Home Equity Loan Rescission Notice
Fair Market Value of Homestead Property Acknowledgment
Home Equity Loan Notice of Address for Borrower Notification of Violation
Choice of Insurance Notice
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement
Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "The operative index value is unable to be determined from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Per title as updated on xx/xx/2019 the subject xx originated on xx. in the amount of xx , under instrumentxx.
The chain of assignment IS complete, and all gaps have been addressed per later assignment corrections.
The Foreclosure motion is recorded and filed on xx/xx/2018.
There is an IRS lien dated xx/xx/2015 in the amount of xx and a judgment dated xx/xx/2004 in the amount of $xxxombined 2019 taxes are paid in the amount $xx.	Per the pay history dated xx/xx/2019 the borrower is current and next due for the xx/xx/2019 payment. Account is being paid per the recent modification as of xx/xx/2019. The last payment was received on xx/xx/2019 and was applied to the xx/xx/2019 payment in the amount of $xxx.76. The current UPB is not provided.	Collections Comments:Per comment history dated xx/xx/2019, as of xx/xx/2019 the borrower is next due for the xx/xx/2019 and is performing and current. The loan was modified as of xx/xx/2019 and current status is a condition of modified terms.
The FC was initiated on xx/xx/2018 and filed on xx/xx/2018.   On xx/xx/2018 the borrower submitted 4 monthly payments of $xxx26, and they were all returned because they did not include legal fees. Thus the loan was contested on xx/xx/2018. As a result the FC was deferred by HOLD for a FB plan.
On xx/xx/2018 the borrower submitted a payment of xx to reinstate, pending completion of a 12 month FB agreement from  xx/xx/2018 to xx/xx/2019,  at  $xxx69  a month.
While no reason is found to identify the reason for delinquency, the borrower must have been experiencing a temporary curtailment of income, as they are now current.

Update-
According to the servicing comments, the current status of the loan is performing.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Collection comments do not show any damage.

Foreclosure Comments:The FC was initiated and referred to a FC attorney on xx/xx/2018.  The Summons and complaint was filed on xx/xx/2018.   On xx/xx/2018 the borrower submitted 4 monthly payments of $xxx26, and they were all returned because they did not include legal fees. Thus the loan was contested on xx/xx/2018. As a result the FC was deferred by HOLD for a FB plan.
Bankruptcy Comments:Not Applicable	Per modification, as of xx/xx/2019 the Unpaid Principal Balance is increased to xx, which is the interest bearing amount. The modified rate is 5.50% and the P&I payment effective on the due date xx/xx/2019 is $xxx31 and PITI of $xxx76. The maturity date is extended to xx/xx/2034.	Affiliated Business Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-
paid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for
"Seller-Paid Points and Fees."
This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-
paid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for
"Seller-Paid Points and Fees.""
* Note has LIBOR Index with Replacement Clause (Lvl 2)     "Yes, there is an index replacement clause."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required disclosure is not provided."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx
The chain of assignment has been completed. Currently, the xx is with xx
No active judgments and liens have been found.
1st installment xx taxes for the year of 2018 have been due in the amount of $xxxd installment xx taxes for the year of 2018 have been paid in the amount of $xxx	As per the review of the payment history, the borrower has been delinquent for 90+days and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2019. The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.	Collections Comments:The loan is currently in collection and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2019. As per the review of the xxx report, the borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2014. The debtor was discharged on xx/xx/2017 and the case was terminated on xx/xx/2017. The foreclosure was initiated and the file was referred to an attorney. As per the comment dated xx/xx/2018, the FC was placed on hold due to loss mitigation. The lender rexxed the Fc attorney to withdraw the complaint and the cancel the FC. The RFD is unable to be determined. The loan was modified once since origination. The property is owner occupied. No repairs and damages have been found.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney. As per the comment dated xx/xx/2018, the FC was placed on hold due to loss mitigation. The lender rexxed the Fc attorney to withdraw the complaint and the cancel the FC.
Bankruptcy Comments:As per the review of the xxx report, the borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2014. The POC was filed on xx/xx/2015 with its secured amount as xx and the arrearage amount of xx. According to the order confirmed chapter 13 plan dated on xx/xx/2014, the debtor sxxpay to trustee $xxxmonthly for 60 months. The subject xx sxxpay directly to creditor. The debtor was discharged on xx/xx/2017 and the case was terminated on xx/xx/2017.	This modification agreement was signed between the xx
The UPB is xx. The Borrower promises to pay P&I in the amount of $xxx with an interest rate of 8.00%, beginning from xx/xx/2018. The maturity is xx/xx/2058.
Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report from origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file,

1. Credit Agreement Disclosure
2. Cosigner Notice
3. Notice to Consumer
4. Compliance with Truth in Lending Act
5. Choice of Insurer Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated  business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx. The chain of assignment has been completed as the assignment is currently with the current assignee “xx”.
There is one junior xx which was recorded on xx/xx/2004 under xx  in the amount of xx in xx
There are 3 HOA liens on the subject property in xx in the amount of xxx which were recorded on xx/xx/2001, xx/xx/2001 and xx/xx/2019. The Notice of default had been recorded on xx/xx/2002 with the amount of $xxx had sent the 3 Notices of Foreclosure Sale which were recorded on xx/xx/2009, xx/xx/2012 and xx/xx/2016 with the total amount of xx.8. And as per Notice of sale which was recorded on xx/xx/2016 the property should sell at auction on xx/xx/2016. However, no further information has been found regarding foreclosure sale. The subject property is located in State of xx which is super lien state. There is a risk of the property to be getting foreclosed due to above unpaid liens. This can be cure if above unpaid liens will paid in full with unpaid interest and late fees.

There is one judgment against the borrower in the amount of $xxxx which was recorded on xx/xx/2007.

The annual combined taxes have been paid in full in the amount of $xxx prior year delinquent taxes have been found.
Review of latest payment history as of xx/xx/2019 shows that the loan is performing and borrower has been making his monthly payments. The last payment was received on xx/xx/2019 in the amount of $xxx with interest rate of 6.50% for the due date of xx/xx/2019. The next due date is xx/xx/2019. The latest payment history does not reflects the current UPB hence the UPB has been updated from provided tape data as of xx/xx/2019 which is in the amount of xx.	Collections Comments:The loan is performing and borrower has been making his monthly payments. The last payment was received on xx/xx/2019 in the amount of $xxx with interest rate of 6.50% for the due date of xx/xx/2019. The next due date is xx/xx/2019. The latest payment history does not reflects the current UPB hence the UPB has been updated from provided tape data as of xx/xx/2019 which is in the amount of xx.
Since origination the loan was modified 2 times. First mod was made on xx/xx/2016 located at xx.

The latest Loan Modification agreement was made on an effective date of xx/xx/2019 between “xx” (borrower) and “xx” (lender).
The new principal balance is xx and the borrower had given promise to pay P&I in the amount of $xxx with new interest rate of 6.50%. The first payment had begun from xx/xx/2019 and ends with the maturity date of xx/xx/2059.

Borrower xx had filed bankruptcy under chapter 13 with case number xx on xx/xx/2004. The POC was filed by subject creditor on xx/xx/2004 with a secured claim amount of xx and arrearage of xx. The plan was confirmed on xx/xx/2004. The bankruptcy was discharged on xx/xx/2009 and the case was terminated on xx/xx/2009. As per trustees final Report dated  xx/xx/2009 total arrears in the amount of  xx paid by debtor.

As per documents and comments foreclosure proceedings were initiated on property. As per Notice of sale available at "xx" the sale was scheduled on xx/xx/2003; however, unable to determine further proceedings. Again on xx/xx/2019 the lsi pendent was filed by subject creditor under xx which is located at "xx". The file was put on hold due to loss mitigation and the loan was modified on xx/xx/2019. As per latest payment history loan is performing. No further details have been found regarding the foreclosure.

According to the  updated title report dated xx/xx/2019 the subject xx is at lower lien position as there are 3 HOA liens on the subject property in favor of xx HOA in the amount of xx which were recorded on xx/xx/2001, xx/xx/2001 and xx/xx/2019. The Notice of default had been recorded on xx/xx/2002 with the amount of $xxx55. The Nevada Association Services, xx had sent the 3 Notices of Foreclosure Sale which were recorded on xx/xx/2009, xx/xx/2012 and xx/xx/2016 with the total amount of xx.8. And as per Notice of sale which was recorded on xx/xx/2016 the property should sell at auction on xx/xx/2016. However, no further information has been found regarding foreclosure sale.
 The subject property is located in State of NV which is super lien state. There is a risk of the property to be getting foreclosed due to above unpaid liens. This can be cure if above unpaid liens will paid in full with unpaid interest and late fees.

As per xxx Report dated xx/xx/2019 property is owner occupied and no visible damages were reported.
Foreclosure Comments:As per documents and comments foreclosure proceedings were initiated on property. As per Notice of sale available at "xx" the sale was scheduled on xx/xx/2003; however, unable to determine further proceedings. Again on xx/xx/2019 the lsi pendent was filed by subject creditor under xx which is located at "xx". The file was put on hold due to loss mitigation and the loan was modified on xx/xx/2019. As per latest payment history loan is performing. No further details have been found regarding the foreclosure.
Bankruptcy Comments:Borrower xx had filed bankruptcy under chapter 13 with case number xx on xx/xx/2004. The POC was filed by subject creditor on xx/xx/2004 with a secured claim amount of xx and arrearage of xx. The plan was confirmed on xx/xx/2004. The bankruptcy was discharged on xx/xx/2009 and the case was terminated on xx/xx/2009. As per trustees final Report dated xx/xx/2009 total arrears in the amount of xx paid by debtor.	Since origination the loan was modified 2 times. First mod was made on xx/xx/2016 located at “xx”.

The latest Loan Modification agreement was made on an effective date of xx/xx/2019 between “xx
The new principal balance is xx and the borrower had given promise to pay P&I in the amount of $xxx with new interest rate of 6.50%. The first payment had begun from xx/xx/2019 and ends with the maturity date of xx/xx/2059.
Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure xx Insurance Notice of Servicing Transfer Origination Appraisal	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not executed by the borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk Indicator is Moderate as this loan failed TILA APR Test and Loan Origination Fee Test.
TILA APR Test: FAIL loan data: 0.000% Comparison data: 7.327% Variance: -7.327%.
Loan Origination Fee Test: FAIL loan data: $xxx00 Comparison data: $xxx00 Variance: +$xxxomplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 7.327%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

This loan failed the loan origination fee test. (HUD Mortgagee Letter 2006-04)
The loan origination fee is greater than 1% of the original principal amount. Mortgagors may not be charged an origination fee"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is FHA loan and required MI Certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Service Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per final HUD-1 settlement date is xx/xx/1996; however, Note date is xx/xx/1996."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The title as updated on xx/xx/2019 shows the subject xx originated on xx

The chain of assignment is complete as the current assignee is xx

Title issue - The Borrower Name on the xx does not match the Owner Name on the Deed.  Deed shows grantee name as "xx but xx shows borrower name as xx. Borrower was divorced in 1982 from xx but original purxxxdate is xx/xx/1976.

The original borrower is deceased as of 2011.  An Estate Transfer due to Borrower Death occurred on xx/xx/2013 to xx Then transferred by Quit claim Deed on xx/xx/2019 to xx
Additional title defect resulting in a risk to our lien position - Code Enforcement Liens, due to Unsafe Living Condition, Permit Violations, Environmental Liens.  The property has incurred Code enforcements liens of $xxx day resulting in 2 judgements from the City of xx in the amount of $xxx dated xx/xx/2017 and xx/xx/2017.  These are most likely duplicates under xx.

2019 xx taxes are paid in full in the amount of $xxx91.
Per pay history dated xx/xx/2019 the account is 1 month past due because of the submission of a short payment of $xxx on xx/xx/2019, when the P&I payment amount is $xxx. The account is due for the xx/xx/2019 payment. The loan is being paid been the modification dated xx/xx/2019. The current UPB per tape data is xx.	Collections Comments: Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	The Loan Modification agreement effective date of xx/xx/2019 between “xx The new principal balance is xx at a fixed new interest rate of 6.00%. The P&I payment of $xxx will begin with the due date xx/xx/2019 and ends with the maturity date of xx/xx/2059.
The loan has been modified once since origination.
				Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Subject is a HELOC no HUD provided."	* Application Missing (Lvl 2) "Application is missing from the loan file." * Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the xx was originated on xx.xxhe chain of xx assignment has been completed. Currently, the xx assignment is with xx
There is a junior xx open against the subject property in the xx which was recorded on xx/xx/2012.
No active judgments or liens have been found.
Tax Status:
Annual combined taxes of 2019 have been paid in the amount of $xxxal combined taxes of 2018 are delinquent in the amount of $xxxining after payment), which were due on xx/xx/2019 and good through on xx/xx/2019.
Annual combined taxes of 2017 have been paid in the amount of $xxx	The payment history dated as of xx/xx/2019 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2019. . The last payment was received on xx/xx/2019 in the amount of $xxxit was applied for the due date of xx/xx/2019. The current P&I is $xxxinterest rate is 2.120%.
The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx and the deferred balance in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx/xx/2019 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2019. . The last payment was received on xx/xx/2019 in the amount of $xxxit was applied for the due date of xx/xx/2019.
According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. POC was filed by xx on xx/xx/2019, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2014 which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid directly to creditor. This plan was confirmed on xx/xx/2019.
Available servicing comment and documents in file reveal that loan is in foreclosure since 2018. Comment dated xx/xx/2017 states that the foreclosure referred (xx) to attorney was completed on xx/xx/2017. Foreclosure complaint (39734.pdf Pg#31) was filed on xx/xx/2018 with case xx and the lis pendens was filed on same day. Foreclosure sale (xx) was scheduled for xx/xx/2018. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018. This bankruptcy case was dismissed on xx/xx/2019 and it was closed on xx/xx/2019. Foreclosure was again put on hold due to borrower had filed bankruptcy under chapter 13 under the case# xx on xx/xx/2019.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2018. Comment dated xx/xx/2017 states that the foreclosure referred (xx) to attorney was completed on xx/xx/2017. Foreclosure complaint (xx) was filed on xx/xx/2018 with case # and the lis pendens was filed on same day. Foreclosure sale (xx) was scheduled for xx/xx/2018. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018. This bankruptcy case was dismissed on xx/xx/2019 and it was closed on xx/xx/2019. Foreclosure was again put on hold due to borrower had filed bankruptcy under chapter 13 under the case# xx on xx/xx/2019. Currently bankruptcy case is active.
Bankruptcy Comments:According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. POC was filed by, xx on xx/xx/2019, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2014 which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid directly to creditor. This plan was confirmed on xx/xx/2019.	The loan adjustment of terms agreement was made between borrower and on xx/xx/2010 with the new modified unpaid principal balance is xx. In addition to UBP, the borrower is obligated to lender for additional charges in the amount of xx which is referred to as deferred balance. The interest bearing amount was xx with interest rate 2.120% and the modified P&I was $xxxrst modified payment due date was xx/xx/2010 and the maturity date will be xx/xx/2050.	Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/ settlement statement along with estimated HUD-1 / itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows the subject xx dated xx/xx/2006 with xx. The Chain of Assignment is complete, but loan has two Civil Judgments, and 4 liens from the xx	Review of the payment history dated as of xx/xx/2019 reveals that borrower is in performing. The last payment was received in the amount of $xxxx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of $xxxcurrent interest rate as per payment history is 5.000%.	Collections Comments:Borrower entered into a Forbearance Agreement on xx/xx/2019, & has made several attempts in good faith in the past to bring the xx current. “There is no indication of post-closing bankruptcy or foreclosure proceedings.”
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable	Modification agreement was made on xx/xx/2014 between xx. Borrower agreed the unpaid balance due on the Note of xx, a down payment in the amount $xxxalance of xx and Servicer agreed to defer and waive interest upon xx.	Initial 1003_Application	2: Acceptable with Warnings			* Missing Initial 1003_Application (Lvl 2) "missing signed initial 1003"										Value: Date: Type:Full appraisal	Value: Date: Type:Full appraisal	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, inxx recorded in xx.
The chain of assignment has not been completed. The assignment from xx is missing.
There is an unreleased senior xx against the subject property which was originated on xx.00, in favor of xx as to an undivided 57.143% Interest, xx, Dated June 30, 2005 as to an undivided 42.857% interest recorded in xx
No active liens and judgments have been found.
No prior year delinquent taxes have been found. 1st installment of xx taxes for the year 2019 is due on xx/xx/2019 in the amount of $xxxd installment of xx taxes for the year 2019 is due on xx/xx/2020 in the amount of $xxx	As per the review of payment history as of xx/xx/2019, the borrower is delinquent with a loan for 2 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx55 which was applied for due date xx/xx/2019. The current P&I is in the amount of $xxx17 and current PITI is in the amount of $xxx55 with an interest rate of 6.5%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collections. As per the payment history as of xx/xx/2019, the borrower is delinquent with a loan for 2 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx55 which was applied for due date xx/xx/2019. The current UPB reflected as per the payment history is in the amount of xx.
The loan was recently modified on xx/xx/2019 with modified principal balance of xx with an interest rate of 6.5% and the borrower promises to pay P&I in the amount of $xxx17 beginning from xx/xx/2018. The maturity date as per modification is xx/xx/2058.
The reason for default is had to pay for daughter’s car payments. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments and xxx Report dated xx/xx/2019 located at "xx", the subject property is in good condition with no evidence of damage or repairs.

Update-
According to the servicing comments, the current status of the loan is collections.
As per comment dated xx/xx/2021, the prior lien shows open on title insurance policy in the amount of xx in xx. The release of lien is not recorded and it is still open on the title.
Collection comments do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2019 between borrowers xx xx, xx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 6.5% and the borrower promises to pay P&I in the amount of $xxx17 beginning from xx/xx/2018. The maturity date as per modification is xx/xx/2058. This loan was modified thrice with prior modifications made in xx/xx/2008 and xx/xx/2013.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of Service Providers Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the California state. The following state disclosures are missing from the loan file:
1. Impound Account Disclosure
2. Earthquake Disclosure for Condominiums
3. Hazard Insurance Disclosure
4. Insurer Recommendation Disclosure
5. CA Fair Lending Notice
6. Anti-Tying Disclosure
7. Privacy Notice
8. Notice of Right to Copy of Appraisal
9. Application for Credit-Married Persons
10. Fair Debt Collection Notice
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xxhe chain of assignment is complete as the subject xx is with the current assignee, xx
There is an active civil Judgment against the borrower in the amount of $xxx was recorded on xx/xx/2019 in xx
1st installment of Borough tax for the year of 2020 is delinquent which was due on xx/xx/2019 and it is good through on xx/xx/2019 in the amount of $xxxinstallment of Borough tax for the year of 2020 is delinquent which was due on xx/xx/2019 and it is good through on xx/xx/2019 in the amount of $xxxinstallment of Borough tax for the year of 2018 is delinquent which was due on xx/xx/2018 and it is good through on xx/xx/2018 in the amount of $xxxal Borough tax for the year of 2019 is delinquent which was due on xx/xx/2019 and it is good through on xx/xx/2019 in the amount of $xxxal Utilities charges for 2019 are balance which is due on xx/xx/2019 and it is good through on xx/xx/2019 in the amount of $xxx	Review of the payment history provided from xx/xx/2017 to xx/xx/2019 reveals that borrower has been the delinquent for 4 months. The last payment was received in the amount of $xxxx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx and current interest rate as per payment history is 5.000%.	Collections Comments:The subject loan is in collection. Review of the collection comments states that the borrower is delinquent for 30 days. The last payment was received on xx/xx/2019 that was applied for the due date of xx/xx/2019. The next payment is due on xx/xx/2019. The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.
Loan modification agreement was made between the borrower and Lender on xx/xx/2017. The new modified rate is 5.000% and borrower promises to pay P&I in the amount of $xxxh was begun on xx/xx/2017. The new principal balance is xx. Lender has agreed to defer the amount of xx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx/xx/2057. Reason for Modification is Financial Hardship.
There is no information regarding the foreclosure in the available servicing comments.
As per collection comments subject property has been occupied by the owner and in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and Lender on xx/xx/2017. The new modified rate is 5.000% and borrower promises to pay P&I in the amount of $xxxh was begun on xx/xx/2017. The new principal balance is xx. Lender has agreed to defer the amount of xx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx/xx/2057. Reason for Modification is Financial Hardship.
The Loan Modification Agreement consists of principal forgiven. As per MOD dated xx/xx/2017, the new modified principal balance is in the amount of xx in which xx is deferred. In addition to this, for every 12 months of successful timely payments completed by the consumer for the first 3 years, Lender agrees that the 1/3 of the deferred balance may be waived.
 Upon Consumer’s Successful Completion of 12 months consecutive payment on time, Lender agrees to waive the deferred unpaid interest amount by xx. Reducing the total Balloon Payment to xx.
Upon Consumer’s Successful Completion of 24 months consecutive payment on time, Lender agrees to waive the deferred unpaid interest amount by xx. Reducing the total Balloon Payment to xx.
			Upon Consumer’s Successful Completion of 36 months consecutive payment on time, Lender agrees to waive the deferred unpaid interest amount by xx. Reducing the total Balloon Payment to $xxx		2: Acceptable with Warnings			* Missing Required Disclosures (Lvl 2) "List of Service Provider disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00 with xx
The chain of assignment is incomplete as there is a gap from xx. No active judgments or liens have been found. No prior year delinquent taxes have been found.
Review of payment history shows that the borrower is making payments regularly. The last payment was made on xx/xx/2019 in the amount of $xxx that was applied for the due date of xx/xx/2019. The next payment is due on xx/xx/2019. The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.	Collections Comments:The loan is performing. The borrower is making payments regularly. The last payment was made on xx/xx/2019 in the amount of $xxx that was applied for the due date of xx/xx/2019. The next payment is due on xx/xx/2019. The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.
As per comment dated xx/xx/2018, the foreclosure was referred to an attorney. Later the foreclosure was placed on hold due to forbearance. As per comment dated xx/xx/2019, the forbearance agreement was received on xx/xx/2019. The debtor  had filed the bankruptcy under chapter 13 with case#xx/xx/2014. As per chapter 13 plan dated xx/xx/2014, the debtor sxxpay $xxxr month for 60 months. The plan was confirmed on xx/xx/2015. Later, the bankruptcy was dismissed on xx/xx/2016 and terminated on xx/xx/2017. The POC was filed on xx/xx/2014 with POC amount of xx and amount of arrearage is xx. The borrower wants to keep the subject property. According to the latest xxx Report dated xx/xx/2019, located at “xx” states that the subject property is in average condition as no visible damages have been observed.

Foreclosure Comments:As per comment dated xx/xx/2018, the foreclosure was referred to an attorney. As per updated title report, the complaint was filed on xx/xx/2019. Later the foreclosure was placed on hold due to forbearance. As per comment dated xx/xx/2019, the forbearance agreement was received on xx/xx/2019.
Bankruptcy Comments:The debtor xx had filed the bankruptcy under chapter 13 with case#xx/xx/2014. As per chapter 13 plan dated xx/xx/2014, the debtor sxxpay $xxxr month for 60 months. The plan was confirmed on xx/xx/2015. Later, the bankruptcy was dismissed on xx/xx/2016 and terminated on xx/xx/2017. The POC was filed on xx/xx/2014 with POC amount of xx and amount of arrearage is xx.

Loan Modification agreement was made between borrower xx on effective date of xx/xx/2019.
The borrower had given promise to pay the UPB of xx with interest rate of 8.00% with P&I of $xxx with fixed amortized type and it was started from first payment date on xx/xx/2019 and ends with the maturity date of xx/xx/2059.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* Lost Note Affidavit (Lvl 3) "Lost note affidavit dated xx/xx/2017 was found in the loan file located at (xx - LNA+Note) as original note was misplaced, lost or destroyed. And duplicate copy / attested copy of note are also missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease risk indicator is moderate as loan is failing for TILA Right of rescission test and State Regulations Restricted Fees."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test. (NC §24-1.1A (c)(1)(b)) FAIL
The loan is a first lien xx and has a principal amount that is greater than or equal to $xxx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) ,
transferred from 12 CFR §226.15(a)(3) )
The funding date is before the third business day following consummation."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Updated title report dated xx/xx/2019 shows the subject xx was originated on xx.xx with xx. The chain of assignment has not been completed as the assignment is with the xx
There are no active liens and judgments against the borrower and the property.
The first and second installment xx taxes of 2019 have been due in the amount of $xxxx xx.
The first and second installment xx taxes of 2019 have been due in the amount of $xxxch of xx. No prior year delinquent taxes have been found.

The review of payment history as of xx/xx/2019 shows that the borrower is current with the loan payments and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied to xx/xx/2019. The UPB in payment history tape data is reflected in the amount of xx. The current P&I is $xxxthe current PITI is $xxxrrent unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.	Collections Comments:The collection comments review states that the loan is in collection and the loan status is performing
The review of payment history as of xx/xx/2019 shows that the borrower is current with the loan payments and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied to xx/xx/2019. The UPB in payment history tape data is reflected in the amount of xx. The current P&I is $xxxthe current PITI is $xxxrrent unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.
The loan has been modified once since origination.
The reason for default is unable to be determined from the available comments.
The foreclosure was initiated and that was put on hold due to loan modification.
The current occupancy and the property condition are unable to be determined from the available comments. No damage or repair related comments have been found.

Foreclosure Comments:The collection comments review states that the foreclosure was initiated and as per comments dated xx/xx/2017, the file was referred to an attorney on xx/xx/2017. The judgment has not yet been entered. According to the comments dated xx/xx/2018, the sale was scheduled on xx/xx/2018; however, that was put on hold due to loan modification dated xx/xx/2019.
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2019 between the lender and the borrower with a new principal balance of xx with the deferred amount of xx and interest bearing amount of xx. The borrower promises to pay the new modified P&I of $xxx the new fixed interest rate of 4.000 % beginning from xx/xx/2019 to the new maturity date of xx/xx/2059. This modification contain balloon provision to pay the deferred amount on maturity.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Appraisal dated after closing (Lvl 2) "As per final HUD-1 the transaction date is xx/xx/2004; however, the appraisal is missing so the appraisal date is xx/xx/2004."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The CE result is moderate as this loan failed TILA Right of Rescission Test & Late Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Result FAIL Loan Data 6.000% Comparison Data1.615% Variance +4.385%.
This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test.
Closed-end
transferred from 12 CFR §226.15(a)(3) )
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Final TIL Date after actual transaction date (Lvl 2)     "As per final HUD-1 the transaction date is xx/xx/2004; however, the TIL date is xx/xx/2004."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow acct disclosure is missing from the loan files."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan files."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan files."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan files."
* Not all borrowers signed TIL (Lvl 2)     "The final TIL is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of service transfer is missing from the loan files."
* Operative index value is unable to confirm (Lvl 2)     "An operative index value is unable to be determined from the available loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan files."
* Settlement date is different from note date (Lvl 2)     "As per note, the loan origination date is xx/xx/2004; however, the final HUD-1 is showing the transaction date as xx/xx/2004."
								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.xxurrently, the xx is with which was recorded on xx/xx/2017.
There is a state tax lien in the amount of $xxx was recorded on xx/xx/2011 in the favor of IL Dept of Revenue.
1st and 2nd installment taxes for the year of 2018 have been paid in the amount of $xxxrior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for xx/xx/2019. The current unpaid principal balance is not provided in the latest payment history as of xx/xx/2019. But, the tape data provided in the payment history screen as of xx/xx/2019 shows that the current unpaid principal balance is in the amount of xx.	Collections Comments:The present status of the loan is in performing and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for xx/xx/2019. The foreclosure was initiated and the file was referred to an attorney. No details have been found. As per the comment dated xx/xx/2017, the complaint was filed on xx/xx/2008 and the service was completed on xx/xx/2009. The contested matter was identified. As per the comment dated xx/xx/2017, the defendant has filed the affirmative defenses on xx/xx/2012. No comments have been found stating the contested issue been resolved. However as per the comment dated xx/xx/2019, the FC was placed on hold due to CFPB requirement. . The RFD is unable to be determined. The loan was modified once since origination. No repairs and damages have been found. Unable to determine the occupancy.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney. No details have been found. As per the comment dated xx/xx/2017, the complaint was filed on xx/xx/2008 and the service was completed on xx/xx/2009. The contested matter was identified. As per the comment dated xx/xx/2017, the defendant has filed the affirmative defenses on xx/xx/2012. No comments have been found stating the contested issue been resolved. However as per the comment dated xx/xx/2019, the FC was placed on hold due to CFPB requirement.
Bankruptcy Comments:Not Applicable	The loan modification was made on xx/xx/2019 between the borrowerxx
xx. According to the modified terms, the new principal balance is in the amount of xx. The borrower promises to pay the amount of $xxx the rate of interest of 5.000%, beginning from xx/xx/2019. The new maturity is xx/xx/2059. The amount of xx of the principal balance is eligible for forgiveness. (The deferred principal reduction Amount).  If the borrower makes monthly xx payments on time, the lender agrees to forgive $xxx of the principal balance of the loan on each of the first, second and Third anniversary. Latest payment history tape data is reflecting deferred balance as xx and current UPB as xx.
Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD is missing from the loan file. Neither estimated HUD nor itemization is available in the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report from origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file,

1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated  business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of Updated title report dated xx/xx/2019, the subject xx was originated on xx.64 which was recorded on xx/xx/2000.
The chain of assignment has been completed. Currently, the assignment is from xx
There is one judgment against the borrower in the favor of xx in the amount of $xxxch was recorded on xx/xx/2014.
There is one state tax lien against the xx which was recorded on xx/xx/2019. The SSN# of borrower is unable to be determined.
Annual combined taxes of 2019 have been due in the amount of $xxxch was due on xx/xx/2019.
Annual combined for the year 2018 are Exempt.
As per the review of payment history as of the borrower is currently delinquent for 1 month and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxich was applied for xx/xx/2019. The current P&I is $xxxhe UPB reflected in the tape data of payment history as of xx/xx/2019 is in the amount of xx.

Collections Comments:
The loan is currently in the collection and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxich was applied for xx/xx/2019. The current P&I is $xxxhe UPB reflected in the tape data of payment history as of xx/xx/2019 is in the amount of xx.
The reason for default is unable to be determined.
The loan has been modified on xx/xx/2019.
The borrower xx. had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2013. The plan was confirmed on xx/xx/2013. The POC was filed by, xx on xx/xx/2013 with the secured claim amount of xx and the arrearage is xx.  As per deadline/hearing the deadline to file the POC was set for xx/xx/2013. The Schedule-D of xxx dated xx/xx/2013 the amount of claim is xx and the value of property is xx. As per the amended chapter 13 plan dated xx/xx/2013, the debtor sxxpay the trustee $xxxr month for 60 months. The debtor was dismissed on xx/xx/2016 and case was terminated on xx/xx/2016. The date of last filing is xx/xx/2016.

As per comment dated xx/xx/2019, the foreclosure was initiated and referred to an attorney on xx/xx/2015.  The same dated comment shows the sale has been scheduled for xx/xx/2019. However, as per comment dated xx/xx/2019, the loan was modified on xx/xx/2019 and foreclosure put on hold.
The occupancy of the subject property is unable to be determined.
No comments were indicating damages and repairs to the subject property.

Foreclosure Comments:As per comment dated xx/xx/2019, the foreclosure was initiated and referred to an attorney on xx/xx/2015.  The same dated comment shows the sale has been scheduled for xx/xx/2019. However, as per comment dated xx/xx/2019, the loan was modified on xx/xx/2019 and foreclosure put on hold.
Bankruptcy Comments:The borrower xx. had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2013. The plan was confirmed on xx/xx/2013. The POC was filed by, xx on xx/xx/2013 with the secured claim amount of xx and the arrearage is xx. As per deadline/hearing the deadline to file the POC was set for xx/xx/2013. The Schedule-D of xxx dated xx/xx/2013 the amount of claim is xx and the value of property is xx. As per the amended chapter 13 plan dated xx/xx/2013, the debtor sxxpay the trustee $xxxr month for 60 months. The debtor was dismissed on xx/xx/2016 and case was terminated on xx/xx/2016. The date of last filing is xx/xx/2016.
The modification agreement was made between the borrower xx on xx/xx/2019. The modified UPB is xx. The borrower promises to pay P&I in the amount of $xxxth an interest rate of 6.00% beginning from xx/xx/2019 till the maturity date is xx/xx/2059.
Credit Application Credit Report Missing Dicsloures Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment penalty term test.
The loan charges a prepayment penalty with a term exceeding 3 years.
The loan data is 60Months and comparison data is 0Months; hence, the variance is 60Months."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxloan data is xx and comparison data is xx; hence, the variance is -$xxx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxhe loan data is xx and comparison data is xx; hence, the variance is -$xxx."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan has failed GSE Prepayment Penalty Term Test.
The loan charges a prepayment penalty with a term exceeding 3 years."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Initial Escrow Account Disclosure and List of Service Providers Disclosure is missing from the loan file."
								* Missing Required State Disclosures (Lvl 2) "The subject property is located in Alabama State. The Choice of Insurer disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019 the subject xx was originated on xx.
The chain of the assignment has been completed. The latest assignment is from xx

There is a junior xx in the favor of xx of the West in the amount of xx which was recorded on xx/xx/2007.

There are 9 state tax liens against borrower in the xx in the total amount of $xxx26 which were recorded on different dates.

There is 1 HOA lien against property in the xx in the amount of $xxxch was recorded on xx/xx/2014 and there is one HOA judgment recorded on xx/xx/2015 in xx.

There are delinquent taxes for the 1st installment of 2018 in the amount of $xxxch are due on xx/xx/2018 the good through date for these taxes was xx/xx/2019. However, there are delinquent taxes for the 2nd installment of 2018 in the amount of $xxxch are due on xx/xx/2019; good through date for these taxes was xx/xx/2019.	According to the payment history as of xx/xx/2019, the loan is delinquent for 53 months and the next due is xx/xx/2015. The last payment was received on xx/xx/2019 and P&I in the amount of $xxx76 which was applied on xx/xx/2015 with interest rate 4.500 % and PITI in the amount of $xxx76. UPB is in the amount of xx.	Collections Comments:As per the servicing comments, the loan is in bankruptcy. The reason for default is unable to be determined. The current occupancy of borrower is owner occupied.
The borrower has been delinquent for 51 months and the next due is xx/xx/2015. The last payment was received on xx/xx/2019 and P&I in the amount of $xxx76 which was applied on xx/xx/2015 with interest rate 4.500%.
The loan was modified on xx/xx/2014.
The borrower xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2019.
Foreclosure Comments:Foreclosure was initiated and Lis Pendens was filed on xx/xx/2018 and it was recorded on xx/xx/2018 with the case # xx As per comment dated xx/xx/2019, the borrower has contested the foreclosure. The same comment also states the borrower is extremely adversarial and borrower had contested during mediation also. As per the document Stipulated Order dismissing plaintiff’s Complaint for Foreclosure without prejudice was entered on xx/xx/2018. However, it further states this dismissal does not impair the Cross-Claim. Borrower filed bankruptcy under chapter 13, on xx/xx/2019 and foreclosure activity has been put on hold. Bankruptcy case is still active.
Bankruptcy Comments:Borrower xx has filed bankruptcy under chapter 13, with the case#xx on xx/xx/2019. Chapter 13 plan is yet to be confirmed. The POC was filed on xx/xx/2019 in the secured claim amount of xx and the amount of arrearage is xx. The debtor sxxpay to the trustee the sum of $xxx00 per month for 56 months. xxx was filed on xx/xx/2019.	Loan modification agreement was done between xx. As per agreement new principal balance is xx. New P&I is $xxx76 and interest rate is 4.50%. Payments begin on xx/xx/2014 and new maturity date is xx/xx/2047. This loan has been modified once since origination.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* Missing Required State Disclosures (Lvl 3) "The subject property is located in New Mexico State. The required state disclosure Freedom to Choose InsuranceCompany and InsuranceProfessional is missing in the loan file."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Acct Disclosure is missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing in the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "List of Service Providers is missing in the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2019 shows; subject xx was originated on xx. Lender name is xx. and amount of xx is xx.
There are no active liens and judgments found open.
1st installment of xx taxes for 2019 is paid in the amount of $xxxxx/xx/2019 and 2nd installment of xx taxes for 2019 is due on xx/xx/2019 in the amount of $xxxere are no prior delinquent taxes.
Review of updated payment history as of xx/xx/2019, the loan is currently performing and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxx62 for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently performing and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxx62 for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.
No damages are reported in the comments.
No post close foreclosure and bankruptcy activity has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan does not qualify for a safe harbor level of compliance with the qualified xx rule as the loan is failed for QM safe Harbor threshold test as APR (6.856%) is exceeded APOR (5.660%) by 1.196%. The APR threshold is 5.660% and the subject loan is escrowed one.

Qualified xx Safe Harbor Threshold: FAIL     Charged: 6.856%    Allowed: 5.660%    Over by: +1.196%"
* DU/GUS/AUS has issues or conditions (Lvl 3)     "The client tape shows that the original DU stated that the total interested party contributions exceeded the maximum allowable limit. In order for the investor to purxxxthis file, the DU message is needed to be cleared. In process of trying to clear, the approval was lost due to expired credit and error message was received.
As per audit calculation IPC is 3.748%
However, as per document located at "xx" there is a 4% grant on this loan, which was listed in the details of transaction, therefore DU picked it up and original DU stated that the total interested party contributions exceeded the maximum allowable limit. Interested party contribution do not actually exceeds 3%"	* Higher Price xx Loan (Lvl 2) "This loan failed the higher-priced xx loan & MD COMAR higher-priced xx loan tests as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced xx loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced xx loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced xx loans even if the additional conditions are met.

								Higher-Priced xx Loan & MD COMAR higher-priced xx loan Tests: FAIL Charged: 6.856% Allowed: 5.660% Over by: +1.196%"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:

Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00 which was recorded on xx/xx/2019 with xx. The chain of assignment has been completed. No active judgments or liens have been found. Second installment of 2019 combined taxes is due in the amount of $xxx prior year delinquent taxes have been found.
Review of payment history as of xx/xx/2019, the loan is currently performing and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is performing. The next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx. The loan is not yet modified since origination. No foreclosure and bankruptcy activities have been found. No comments have been found regarding condition and occupancy of subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Insurance	3: Curable	* Revised Loan Estimate is missing (Lvl 3) "The revised LE dated xx/xx/2019 is missing from the loan fileas the COC dated xx/xx/2019 is available in the loan file (xx) which is showing for the revised LE dated xx/xx/2019."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The loan failed the qualified xx DTI threshold test as this loan has a qualified xx DTI of 46.089% as the Borrower income was $xxx00 and total expenses are in the amount of $xxx36 per AUS/DU (xx) and its recommendation is “Approve/Eligible.”"
								* MI, FHA or MIC missing and required (Lvl 2) "FHA MI Certificate is missing from the loan file."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00 which was recorded on xx/xx/2018 in favor of xx. The chain of assignment has been completed. There is a State tax lien against the borrower in the $xxxfavor of "xx". There is a judgment against the borrower in the amount of xx in xx. Second installment of 2019 xx taxes is due in the amount of xxx. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is making payments regularly. The last payment was received on xx/xx/2019 in the amount of $xxx82 that was applied for the due date of xx/xx/2019. The next payment is due on xx/xx/2019. As per payment history, the current UPB is xx.	Collections Comments:Currently the loan is performing.
Borrower is making regular payments. Last payment was received on xx/xx/2019 in the amount of $xxx58, which was applied to xx/xx/2019 payments. Loan is next due for xx/xx/2019. UPB as per payment history is in the amount of xx.
No post-close foreclosure activity has been found.
Loan has not been modified since origination.
No damages are reported in the loan file. However no latest BPO is available to detrmine the current condition of subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."	* ComplianceEase TILA Test Failed (Lvl 2) "TILA Finance Charge Test is fail. Loan data is xx and comparison data is xx. Hence, the variance is -$xxx59.
1 year SOL for purxxxhas expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "This loan has failed Charges that In total Cannot increase more than 10% test.
Initial LE dated xx/xx/2018 does not have "Deed Recording Fee", however in final CD dated xx/xx/2018 Deed Recording fee has been added in the amount of $xxx. The loan failed Charges that In total Cannot increase more than 10% test.

Subject is a purxxxloan and 1 year SOL has expired."
								* Qualified xx DTI Lending Policies limits the loan to 43% - This loan failed the qualified (Lvl 2) "The loan failed the qualified xx DTI threshold test as this loan has a qualified xx DTI of 43.045% as the Borrower income was xx and total expenses are in the amount of $xxx70 per AUS/LP (xx) and its recommendation is “Accept/Eligible.”"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2019, the subject xx was originated on xx. The chain of xx assignment has been completed. Currently, the xx assignment is with xx. There is a junior xx open against subject property in the xx in the amount of xx which was recorded on xx/xx/2001. There are liens open these are as follows: 1) There is a Notice of Assessment lien(HOA lien) open against the subject property in the xx in the amount of $xxxch was recorded xx/xx/2010. 2) There are six Federal tax liens (IRS liens) open against the borrower "xx" in the xx in the total amount of xx which were recorded on xx/xx/2010, xx/xx/2013, xx/xx/2014, xx/xx/2015, xx/xx/2016 & xx/xx/2018. Annual combined taxes of 2019 have been paid in the amount of $xxx	The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2019. The delinquency has been done for 6 months. The last payment was received on xx/xx/2019 in the amount of $xxx93 and it was applied for the due date of xx/xx/2019. The current P&I is $xxx and interest rate is 4.00%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections. The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2019. The delinquency has been done for 6 months. The last payment was received on xx/xx/2019 in the amount of $xxx93 and it was applied for the due date of xx/xx/2019. No foreclosure proceedings have been found in the recent 24 months. No bankruptcy filing has been found by borrower. According to collection comment, no damages or repairs have been found. Comment dated xx/xx/2019 states that the reason for default is curtailment of income. Comment dated xx/xx/2019 states that the property is occupied by owner.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on effective date of xx/xx/2019. The borrower had given promise to pay the UPB of xx with interest rate of 4.00% with P&I of $xxx with fixed amortized type and it was beginning from first payment date on xx/xx/2019 and ends with the maturity date of xx/xx/2058.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/ settlement statement along with estimated HUD-1 / itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "FInal TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.xxor the amount of xx which was recorded on xx/xx/2004 with xx.
No active liens or judgments have been found against the borrower/the subject property.

The chain of assignment has been incomplete. The last assignment is from xx
Combined annual taxes of the year of 2018 have been paid in the amount of $xxx/xx/2019. No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2019, the borrower is currently delinquent for 29 month and the next due date is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for the due date of xx/xx/2017. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxxthe current interest rate is 5.750%.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for the due date of xx/xx/2017. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxxthe current interest rate is 5.750%. The loan was modified. The foreclosure was not initiated. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2015. The POC was filed by creditor xx on xx/xx/2015 for the secured claim amount is xx and arrearage amount is xx. The order confirming chapter 13 plan on xx/xx/2015. The debtor was promise to pay for trustee in the amount of $xxx60 months. The notice of final cure payment on xx/xx/2019, the pre-xx arrearage paid by trustee in the amount of xx. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, there is no unsecured portion. The debtor was discharged on xx/xx/2019.
The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The POC was filed by creditor on xx/xx/2019 for the secured claim amount is xx and arrearage amount is xx. The order confirming chapter 13 plan on xx/xx/2019.The debtor was promise to pay for trustee in the amount of $xxx60 months. The debtor was dismissed on xx/xx/2019.  The subject property is owner occupied. The reason for default is curtailment of income. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2015. The POC was filed by creditor xx on xx/xx/2015 for the secured claim amount is xx and arrearage amount is xx. The order confirming chapter 13 plan on xx/xx/2015. The debtor was promise to pay for trustee in the amount of $xxx60 months. The notice of final cure payment on xx/xx/2019, the pre-xx arrearage paid by trustee in the amount of xx. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, there is no unsecured portion. The debtor was discharged on xx/xx/2019.	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2010 between the borrower "xx. As per the modified terms, the new principal balance is xx with the deferred principal balance is xx and the interest bearing principal balance is xx. The borrower has promised to pay the in the amount of $xxx the interest rate of 5.750% beginning on xx/xx/2010 till maturity date of xx/xx/2050.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the grace period test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the grace period test.
The loan has a grace period that does not conform to the requirements for the lender's license type in the state where the property is located.

Grace Period Test: The loan data is 5Days, comparison data is 15Days and the variance is -10Days."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to determine from the loan files."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.xx with xx The chain of assignment has been completed. Currently, the xx is with xx which was recorded on xx/xx/2018. Active liens and judgments against the borrower as follows: HOA/COA lien on the subject property in xx in the amount of $xxx was recorded on xx/xx/2019. Civil judgment against the borrower in the amount of $xxxn xx which was recorded on xx/xx/2011. 1st and 2nd installments combined taxes for the year of 2019 have been paid in the total amount of $xxx	According to the review of payment history as of xx/xx/2019, the borrower is delinquent for 24 months. The last payment was received on xx/xx/2018, the payment applied date was xx/xx/2017 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected in the amount of xx excluding the deferred balance of xx.	Collections Comments:The loan is currently in collection. According to the review of payment history as of xx/xx/2019, the borrower is delinquent for 24 months. The last payment was received on xx/xx/2018, the payment applied date was xx/xx/2017 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected in the amount of xx excluding the deferred balance of xx.
This loan modification agreement was made between the borrower xx and the lender xx
As per the comment dated xx/xx/2019, the reason for default is excessive obligations.
As per the servicing comment dated xx/xx/2019, the subject property is owner-occupied.

Foreclosure Comments:The foreclosure was initiated. As per the comment dated xx/xx/2018, the file was referred to an attorney on the same date. As per the comment dated xx/xx/2018, the foreclosure was put on hold due to loss mitigation workout. However; as per the latest comment dated xx/xx/2019, the foreclosure is on hold due to hold type as along to note. No further details have been found.
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between the borrower xx The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 7.50% and new P&I is in the amount of $xxxnning from xx/xx/2014 till the maturity date xx/xx/2044. The interest-bearing amount is xx and deferred balance in the amount of xx which due as balloon payment on xx/xx/2044. Previously the loan was modified in the year of 2010 and 2012.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per the application the total monthly income is $xxxever; the total monthly debt is $xxxthe DTI is showing 63.19% which is exceeding the 60%."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia State. The following required state disclosures are missing from the loan file.
1. VA Application Disclosure
2. Choice of Settlement Agent Disclosure
3. Disclosure of Charges for Appraisal or Valuation
4. Copy of Appraisal or Statement of Appraised Value"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is Missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$46,566.20	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00in xx
There are two prior mortgages on the subject property.
The first was originated xx/xx/2005 on and recorded on xx/xx/2005 in the amount of $xxx.00 which is in the xx
The second was originated on xx.00 which is in the xx
xx. However, neither the final title policy is showing the exception for these senior mortgages nor satisfaction or release for them has been found. The final HUD-1 is showing the payoff in the amount of xx and xx to Homecomings.
There are two water/ sewer liens against the subject property; the first was recorded on xx/xx/2012 in the amount of $xxxch is in the xx , the second was recorded on xx/xx/2018 in the amount of $xxxch is in the xx; however, the subject property address is not mentioned on supporting document of the second lien but there is clause stating that “ it is affecting as lien on the real estate located in xx. However, the subject xx property is located in xx which is super lien state so the property may get foreclosed due to this unpaid lien amount and this can be cured by paying off the lien amount with the additional charges if any.

There is a transcript of judgment recorded on xx/xx/2018 in the amount of $xxxch is in thexx
There are three credit card judgments against the borrower; the first was recorded on xx/xx/2019 in the amount of $xxxch is in thexx The second was recorded on xx/xx/2019 in the amount of $xxxch is in the xx The third was recorded on xx/xx/2019 in the amount of $xxxch is in the xx
The annual xx taxes of 2018 have been paid in the amount of $xxx.08. No prior year delinquent taxes have been found.
Review of updated payment history as of xx/xx/2019 shows that the borrower is delinquent for 7 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx. The current P&I is $xxx and PITI is $xxx.	Collections Comments:The collection comments review states that the loan is in bankruptcy and the current bankruptcy status is xx filed. Review of updated payment history as of xx/xx/2019 shows that the borrower is delinquent for 7 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx. The current P&I is $xxx and PITI is $xxx.
As per comments dated xx/xx/2019, the reason for default is curtailed income.
As per comments dated xx/xx/2019, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2019. However, the foreclosure was put on hold due to filed bankruptcy under chapter 13 with the case# xx on xx/xx/2019.
As per comments dated xx/xx/2018, there were preparations for foreclosure.
As per comments dated xx/xx/2019, the subject property has been occupied by the owner.
The current property condition is unable to be determined and no comments reporting regarding the damage or repair related to the subject property.

Foreclosure Comments:As per comments dated xx/xx/2019, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2019. However, the foreclosure was put on hold due to filed bankruptcy under chapter 13 with the case# xx on xx/xx/2019.
Bankruptcy Comments:The debtor (Watkins) had filed Bankruptcy under chapter-13 on xx/xx/2019 with the Case# xx and the plan hearing was on xx/xx/2019.The Schedule-D in xxx shows that the unsecured amount is xx out of secured claim of xx and the value of collateral is xx.The poc is not yet filed. According to the suggested chapter 13, the debtor sxxpay $xxx per month for 60 months. The date of last filing is xx/xx/2019.

The modification agreement was made on xx/xx/2017 between the lender “xx as per modified terms, the borrower promises to pay the modified UPB in the amount of xx and the servicer agrees to forgive $xxxowever, the forgiven amount exceeds 2.00% of the modified principal balance. The payments were started from xx/xx/2017 with the modified initial interest of 4.000 % which will step up in 6 steps up to 9.00% and the P&I of $xxx with the new maturity date of xx/xx/2041.This modification does not contain balloon provision.

Affiliated Business Disclosure Initial Escrow Acct Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The CE result is moderate as this loan failed the Prohibited Fees First Lien Test, Broker Fees Test & Origination Fee & Broker Fee Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees First Lien Test: ResultFAIL Loan Data $xxx Comparison Data $xxxariance +$xxx.
This loan failed the first lien prohibited fees test.The loan has fees that are prohibited for this license type.
No lender sxxcharge, require, or receive any points or other fees of any nature whatsoever, except insurance and a 1%
origination fee, whether from the buyer or the seller or any other person, except that the lender may charge bona fide expenses paid by the lender to any other person or entity for services actually performed in connection with a loan. In addition, if the loan is for the construction or improvement of residential real estate, the lender may charge a fee not to exceed 1% of the loan amount for inspection and disbursement of the proceeds of the loan to third parties.
This means that fees are prohibited unless specifically allowed (as described above). Some fees may be considered prohibited compensation to the lender unless the "Compensation To" xx indicate otherwise.

Broker Fees Test: Result FAIL Loan Data $xxx00 Comparison Data $xxxariance +$xxx00.
This loan failed the broker fees test due to one or more of the following findings:
The loan has DIDMCA preemption selected, collects fees from the borrower that directly compensate the broker and the sum of all broker fees is greater than 1%; or
The loan does not have DIDMCA preemption selected and collects broker fees in any amount from both the lender and the borrower; or the loan does not have DIDMCA preemption selected and the sum of all broker fees paid by the borrower exceeds 1%; or the loan does not have DIDMCA preemption selected or defaulted and the sum of all broker fees paid by the lender exceeds 1%. For this loan:
The fees collected from the borrower that directly compensate the broker are $xxx00;
The fees collected from the lender that directly compensate the broker are $xxx00;
The total fees collected from both the borrower and the lender that directly compensate the broker are $xxx00.

Origination Fee & Broker Fee Test: ResultFAIL Loan Data $xxx00 Comparison Data$xxx00 Variance+$xxx00.
This loan failed the origination fee and broker fee test.The loan does not have DIDMCA preemption selected and the sum of the origination fee and all broker fees is greater than 1%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019, shows that the subject xx was originated on xx.xx with xx. The chain of assignment has been completed. The last assignment is from xx. Active liens and judgments: There is one water/sewer lien against subject property, active in the xx, in the amount of $xxxded on xx/xx/2019. There are two credit card judgments against borrower active in the xx, in the amount of $xxxxxxded on xx/xx/2014 and xx/xx/2012. There is one civil judgment against borrower, active in the xx, in the amount $xxxd on xx/xx/2017. There is one xx judgment against borrower, active in the favor of xx, in the amount $xxxd on xx/xx/2018. The combined 1st and 2nd installment of taxes for the year of 2019 have been paid in the amount of $xxxcombined 1st installment of tax for the year of 2020 is due in the amount of $xxxrior year delinquent taxes have been found.	According to the payment history as of xx/xx/2019, the borrower is delinquent for 5 months. The last payment was received on xx/xx/2019. The last payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxxPITI is in the amount of $xxxrrent balance reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in bankruptcy. According to the payment history as of xx/xx/2019, the borrower is delinquent for 5 months. The last payment was received on xx/xx/2019. The last payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxxPITI is in the amount of $xxxrrent balance reflected as per the payment history is in the amount of xx. The reason for default is unable to determine. The subject property is owner occupied. The borrower's intention is to keep the property. The foreclosure was not initiated. No comments have been found regarding damage and repairs in servicing comments.
Foreclosure Comments:As per review of servicing comments, the foreclosure was initiated. The file was referred to an attorney on xx/xx/2019. However, the foreclosure was put on hold as borrower had filed bankruptcy under chapter 13 on xx/xx/2019 with case# xx.
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The plan was confirmed on xx/xx/2019. Under the confirmed chapter 13 plan the debtor sxxpay to the trustee $xxx60 months. The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is $xxxther details have been found.	According to the modification, the loan was modified on xx/xx/2016 in between the borrower xx. The new modified principal balance per modification is in the amount of xx with interest rate starting at 5.000 % and borrower promises to pay P&I in the amount of $xxxnning on xx/xx/2017. The maturity date reflects per modification is xx/xx/2047.	Credit Application Missing Required State Disclosures xx Insurance	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application/1003 is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Indiana license validation test. This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test. TILA Foreclosure Rescission Finance Charge Test: FAIL Loan data xx Comparision data xx Variance -$xxx* MI, FHA or MIC missing and required (Lvl 2)     "MI certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of servicing providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Indiana state. The following disclosure is missing from the loan file. 1.Hazard Insurance Disclosure 2.Federal Consumer Credit Protection Act Disclosure 3.Insurance Freedom of Choice Disclosure."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.A, which was recorded on xx/xx/2009.
The chain of assignment has not been completed. There is break in assignment from xx. The current assignment is with xx which was recorded on xx/xx/2019.
There are two state tax liens against the borrower in the xx, first in the amount of $xxxch was recorded on xx/xx/2012 and second in the amount of $xxxch was recorded on xx/xx/2013.
There are three civil judgments against the borrower as follows:
First in the xx, in the amount of  xx which was recorded on xx/xx/2014.
Second in the xx in the amount of $xxxch was recorded on xx/xx/2010.
Third in the xx USA NA in the amount of $xxxch was recorded on xx/xx/2016.
The first and second installment combined taxes of 2018 have been paid in the total amount of $xxx delinquent taxes have been found for the prior years.
As per the review of the payment history as of xx/xx/2019, the borrower has been delinquent with the loan for 19 months and the next due date for payment is xx/xx/2018. The last payment received information is not available. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in the collection and the next due date for the payment is xx/xx/2018. As per the review of the payment history as of xx/xx/2019, the borrower has been delinquent with the loan for 19 months and the next due date for payment is xx/xx/2018. The last payment received information is not available. The current UPB reflected as per the payment history is in the amount of xx. The comment dated xx/xx/2018 shows that the foreclosure was initiated in 2018 and the file was referred to an attorney on xx/xx/2018. The complaint was filed on xx/xx/2019. However, it was put on hold due to the loss mitigation and trial plan would be effective from xx/xx/2019. No further information has been found. The comment dated xx/xx/2019 reflects that the subject property is owner occupied. The reason for default is curtailment of income. No damage and repairs have been found.

Update:
No additional information found in 36 months recent collection comments.
Foreclosure Comments:The comment dated xx/xx/2018 shows that the foreclosure was initiated in 2018 and the file was referred to an attorney on xx/xx/2018. The complaint was filed on xx/xx/2019. However, it was put on hold due to the loss mitigation and trial plan would be effective from xx/xx/2019. No further information has been found.
Bankruptcy Comments:Not Applicable	This is FHA fixed rate xx with P&I of $xxx with the rate of interest 5.25% and a maturity date of xx/xx/2039. The P&I as per latest payment history is the amount of $xxx and rate of interest is 4.00%. However, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification.
Provided tape data also shows that the loan was modified on xx/xx/2016 and the first payment was due on xx/xx/2017.  The payment history tape date reflects the deferred balance in the amount of xx. The relevant modification agreement is missing from loan file. The prior modification was done on xx/xx/2014 located at (Pg#780).
Affiliated Business Disclosure
Credit Application
Credit Report
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
xx Insurance
Note
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD1 is missing from the loan file; however, the values are updated as per unexecuted itemization which is located at (xx)."
* Note is missing or unexecuted (Lvl 3) "The Note is not signed by the borrower."	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file. However, the values are considered from the unexecuted initial 1003 located at 'xx'."
* Application Not Signed by All Borrowers (Lvl 2)     "The final 1003 is missing from the loan file. However, the values are considered from the unexecuted initial xx'."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow acct disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is FHA loan with the xx The final HUD1 is missing from the loan file and according to the initial 1003, the monthly MI is in the amount of$xxx The tape does not reflect MI payment. However, the MI certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The list of service provider's disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Ohio. The following state disclosures are missing from the loan file.
Equal Credit Availability Notice
Insurance Tying Disclosure
Non-Deposit Insurance Disclosure"
* Not all borrowers signed TIL (Lvl 2)     "The final TIL is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "The ROR is missing from the loan file."
								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2019 the subject xx was originated on xx.
The chain of assignment has not been completed. The last assignment is from xx. The latest assignment should be with xx
No active judgments or liens have been found.
1st installment Combined tax for the year of 2018 has been paid in the amount $xxxd installment Combined tax for the year of 2018 has been paid in the amount $xxx prior year delinquent taxes have been found.
The review of payment history as of xx/xx/2019 shows that the borrower has been delinquent for 8 months and next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx91 which was applied for xx/xx/2019. The UPB is reflected in the latest payment history in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in active foreclosure and next due date for the payment is xx/xx/2019.
The review of payment history as of xx/xx/2019 shows that the borrower has been delinquent for 8 months and next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx91 which was applied for xx/xx/2019. The UPB is reflected in the latest payment history in the amount of xx.
The reason for default is unable to be determined.
As per the servicing comments, the subject property is owner occupied. No damages or repairs have been found.

Foreclosure Comments:As per the servicing comments, the foreclosure was initiated and referred to attorney on xx/xx/2019.However, the foreclosure was put on hold on xx/xx/2019 due to loss mitigation review.
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2013 and the plan was confirmed on xx/xx/2014. The POC was filed on xx/xx/2014. The amount of secured claim is xx and the arrearage amount is xx. The case was dismissed on xx/xx/2018 and terminated on xx/xx/2018.	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures xx Insurance	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Appraised value is less than loan amt. (Lvl 2)     "As per Note the original principle amount is xx,However as per appraisal report dated xx/xx/2007 the appraised value of property is xx,which is less than loan amount."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per the appraisal report, the appraised value of property is xx,which is less than loan amount, therefore, LTV / CLTV shows 105.668% which exceeds 104%."
* MI, FHA or MIC missing and required (Lvl 2)     "MI certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Ohio state.The following state disclosures are missing from the loan file.
1.Equal Credit Availability Notice
2.Insurance Tying Disclosure
3.Non-Deposit Insurance Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 states that the subject xx was originated xx/xx/2008 with xx, which was recorded on xx/xx/2008.
The chain of assignment has been completed. The current assignment is with xx, which was recorded on xx/xx/2018.
There are four xx liens against the borrower in the xx, in the total amount of xx which were recorded on different dates.
There is a civil judgment against the borrowers in the xx, in the amount of $xxx was recorded on xx/xx/2014.
Second installment xx taxes of 2019 are due on xx/xx/2020 in the amount of $xxxprior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2019, the borrower has been delinquent for 8 months and the next due date for the payment is xx/xx/2019. The last payment was received xx/xx/2019 is in the amount of $xxxch was applied for xx/xx/2019. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to the servicing comments, the loan is in collections.

According to the payment history as of xx/xx/2019, the borrower has been delinquent for 8 months and the next due date for the payment is xx/xx/2019. The last payment was received xx/xx/2019 is in the amount of $xxxch was applied for xx/xx/2019. The current UPB reflected as per the payment history is in the amount of xx.

Reason for default is unable to be determined.

The comments history dated xx/xx/2019 shows that the subject property is owner-occupied.

No BPO/inspection has been provided.

Foreclosure Comments:As per collection comment dated xx/xx/2018, the foreclosure was initiated in 2017 and the file was referred to an attorney on xx/xx/2017. However, it was put on hold due the loan reinstated.
Bankruptcy Comments:According to the xxx, the borrower xx had filed bankruptcy under chapter-7 with the case# xx on xx.xxchedule-D in xxx shows xx as unsecured portion out of claim amount xx. The value of collateral that supports the claim amount is xx No comments have been found indicating a cram down.
The debtor was discharged on xx/xx/2015 and the case was terminated on xx/xx/2016.	This step modification agreement was signed between the borrower xx
The unpaid principal balance was xx with an interest rate of 2.00% which steps up in 5 steps ending at 4.250%. The borrower promises to pay the monthly P&I of $xxxnning from xx/xx/2014. The maturity date is xx/xx/2038.
Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per final application, the total income is $xxxthe total monthly expenses are $xxx DTI is greater than 60%."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrowers."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx which is in thexx. The chain of assignment has been incomplete as the assignment is from xxx xx xxx,xx. There is a junior xx originated on xx.xx which is in the xx. There are no active judgment and liens against the borrower and the property. The first installment xx taxes of 2019 have been paid. The second installment xx taxes of 2019 have been due in the amount of $xxxor year delinquent taxes have been found.	The review of payment history as of xx/xx/2019 shows that the borrower has been delinquent for 24 months and the next due date is xx/xx/2017. The last payment was received on xx/xx/2017 in the amount of $xxxh was applied to xx/xx/2017. The UPB in the payment history is reflected in the amount of xx. The current P&I is $xxxPITI is $xxx	Collections Comments:The review of comment history shows that the loan is in collection. The reason for default is curtailment of income. The property is tenant occupied.
The comment history dated xx/xx/2019 shows that the property has damaged. The estimated amount of damage is $xxxture of damage has not been found. No evidence of current status of the repairs has been found.
The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2009. The plan was confirmed on xx/xx/2009 and the plan was dismissed on xx/xx/2011.
The POC was filed on xx/xx/2009, the amount of claim is xx and amount of arrearage is xx, under chapter 13, the debtor sxxpay to the trustee in the amount of $xxx2 months and $xxx48 months. The schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx.
There is no any evidence of cram down.

Foreclosure Comments:The foreclosure process was initiated and the file was referred to an attorney. The complaint was filed with the xx. The sale was scheduled on xx/xx/2019 but the sale was postponed because of active loss mitigation dated xx/xx/2019 so the further action was kept on hold.
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2009. The plan was confirmed on xx/xx/2009 and the plan was dismissed on xx/xx/2011.
The POC was filed on xx/xx/2009, the amount of claim is xx and amount of arrearage is xx, under chapter 13, the debtor sxxpay to the trustee in the amount of $xxx2 months and $xxx48 months. The schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx.
There is no any evidence of cram down.

This modification agreement was made on between the lender and the borrower. As per modified terms, the borrower promises to pay the UPB in the amount of xx with the initial interest rate of 2.00% which will step up in five steps up to 4.125% and P&I of $xxxyments were started from xx/xx/2014 and the new maturity date is xx/xx/2050. This modification does not contain balloon provision.	Affiliated Business Disclosure Credit Application Credit Report Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing from the loan files."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maryland State. The following required state disclosures are missing from the loan file.
1. Affidavit of Consideration
2. Affidavit of Disbursement
3. First Time Buyers Affidavit
4. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5. Balloon Payment
6. No Escrow Account
7. Mandatory Binding Arbitration Disclosures
8. Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     ""The Servicing Transfer Disclosure is missing from the loan file. ""
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the subject xx was originated on xx.xx with xx recorded on xx/xx/2007 with the xx.
The chain of xx assignment has been completed. Currently, the xx assignment is with xx,  recorded on xx/xx/2018.
There is an active HOA Lien / COA Lien against subject property in the total amount of xx recorded on xx/xx/2016 which was held by xx
There are several active civil judgments against borrower xx in the total amount of $xxxded on different dates which were held by xx
The annual xx taxes have been paid in total amount of $xxx/xx/2019 for the year of 2019.
As per review of payment history as of dated xx/xx/2019, borrower is 11 months delinquent. The next payment is due on xx/xx/2018. The last P&I payment was received on xx/xx/2019 in the amount of $xxx the interest rate of 4.375%.The current unpaid principal balance is in the amount of xx.	Collections Comments:As per servicing comments the loan is in active bankruptcy. As per review of payment history as of dated xx/xx/2019, borrower is 11 months delinquent. The next payment is due on xx/xx/2018. The last P&I payment was received on xx/xx/2019 in the amount of $xxx the interest rate of 4.375%.The current unpaid principal balance is in the amount of xx.

Review of updated title report dated xx/xx/2019 and the collection comments state the foreclosure was initiated against subject property in year 2018. The complaint was filed on xx/xx/2018.The Notice of lis pendens was filed by 'xx’ on xx/xx/2018 with case xx The foreclosure has been placed on hold due to bankruptcy filing. The borrower xx has filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019.No further information is available regarding the foreclosure proceedings.
As per collection comments dated xx/xx/2019 the subject property is occupied by owner. No comments have been found regarding the damage and the repairs located to the subject property.

Foreclosure Comments:Review of updated title report dated xx/xx/2019 and the collection comments shows the foreclosure was initiated against subject property in year 2018. The complaint was filed on xx/xx/2018.The Notice of lis pendens was filed by 'xx’ on xx/xx/2018 with case xx The foreclosure has been placed on hold due to bankruptcy filing. The borrower xx has filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019.No further information is available regarding the foreclosure proceedings.
Bankruptcy Comments:xx  (Debtor) has filed Bankruptcy under chapter-13 on xx/xx/2019 with the case#xx. The POC has not been filed yet. The plan was filed on xx/xx/2019 which is not confirmed yet. The date of last filing is xx/xx/2020.

The loan was modified on xx/xx/2014. As per agreement the new principal balance is in the amount of xx. The amount of xx has been deferred from new principal balance and the amount of xx has been forgiven from principal balance. The total interest bearing principal is in the amount of xx. The borrower had promised to pay interest only payment in the amount of $xxx the interest rate of 4.3750% which was started on xx/xx/2014. The maturity date of agreement is xx/xx/2037.	Affiliated Business Disclosure
Credit Application
Credit Report
Document Showing a Index Numerical Value
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required Disclosures
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/settlement statement and itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "Final loan application /1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file"
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as loan program disclosure/rate lock agreement/closing instruction are missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of updated title dated xx/xx/2019. The subject xx was originated on xx.xxhain of assignment is complete. Currently, the assignment is from xx

Senior xx:
As per the updated title report Subject xx is in second lien position as there is a senior xx in the amount of xx originated on xx.xxhe Subject xx was originated on xx.xx.

Title Issue:
According to the Update title dated xx/xx/2019, there is a Senior xx, is in the favor of xx  In the amount of xx recorded on xx/xx/1994.

There was Lis Pendens Notice has been sent from to Borrower. Which was recorded on xx/xx/2017 with xx. Foreclosure was action on xx/xx/2019 again  to Borrower on xx/xx/2019 with xx.
No Active judgments or liens were opened against borrower.
Taxes: 2019 annual taxes were paid in the amount of $xxxprior delinquent taxes were found.
According to the payment history as of xx/xx/2019, the borrower is delinquent for 51 months. The payment applied date was xx/xx/2015 and the next due date for payment is xx/xx/2015. The P&I is in the amount of $xxx the payment history, the current UPB is xx.	Collections Comments:As per the servicing comments, the borrower is delinquent for 51 months. The payment applied date was xx/xx/2015 and the next due date for payment is xx/xx/2015. The P&I is in the amount of $xxx the payment history, the current UPB is xx.

The reason for default is unemployment of borrower.

The foreclosure was initiated xx. The file was referred to an attorney but the date is unavailable. The complaint was filed on xx/xx/2017. The judgment was entered on xx/xx/2018. The sale was scheduled for xx/xx/2019. However, the foreclosure was put on hold for litigation. As per the comment dated xx/xx/2019, the firm has withdrawn the judgment of foreclosure and the sale.

Foreclosure Comments:The foreclosure was initiated xx. The file was referred to an attorney but the date is unavailable. The complaint was filed on xx/xx/2017. The judgment was entered on xx/xx/2018. The sale was scheduled for xx/xx/2019. However, the foreclosure was put on hold for litigation. As per the comment dated xx/xx/2019, the firm has withdrawn the judgment of foreclosure and the sale.
Bankruptcy Comments:Not Applicable	As per modification, modification was made xx/xx/2014 between borrower xx As per the modified term the new principal balance is xx. Borrower promise to pay P&I $xxxhly with modified interest rate of 4.125% beginning from xx/xx/2014 with a maturity date of xx/xx/2037. As per modification new interest bearing amount xx and deferred balance is xx. This loan was modified once.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan Program Disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.xx with xx.

The chain of assignment is complete. Currently, the xx is with xx which was recorded on xx/xx/2018.

Active liens and judgments against the borrower as follows:
Junior xx against the property in the amount of xx and in xx,    which was recorded on xx/xx/2005.
RE tax Status:

The 2nd installment combined tax for the year of 2019 has been paid in the amount of $xxx/xx/2019.
The 3rd installment combined tax for the year of 2019 is paid in the amount of xxxon xx/xx/2019.
The 4th installment combined tax for the year of 2019 is paid in the amount of xxxon xx/xx/2019.

According to the payment history as of xx/xx/2019, the borrower has been delinquent with loan payments for 19 months. The last payment received date is unable to be determined from the latest payment history. The P&I is in the amount of $xxxPITI is in the amount of $xxxrrent balance reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in foreclosure. The borrower has been delinquent with the loan payment from xx/xx/2018.

Foreclosure action has been initiated and the complaint was filed on xx/xx/2019.
There is an evidence litigation regarding the subject foreclosure action.
According to servicing comment as of xx/xx/2019, the foreclosure action has been placed on hold due to trial payment plan for loan modification. The borrower is eligible for 3 months trial payment plan each in the amount of $xxxh would begin on xx/xx/2020.  If borrower successfully completes the trial plan, the modification would become effective from xx/xx/2020 with new UPB in the amount of xx and interest at the rate of 3.68%.

The property is occupied by the owner.
Foreclosure Comments:According to servicing comments, the foreclosure action was initiated and the file was referred to an attorney on xx/xx/2018. Foreclosure action was later placed on hold for the copy of endorsed note. But, the complaint was filed on xx/xx/2019 with the xx.  The service was completed on xx/xx/2019.  Foreclosure action has been placed on hold for loss mitigation. No further action was found.
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2015 between the borrower xx. The new modified principal balance as per modification is in the amount of xx and differed amount is xx. The interest bearing amount xx to be paid with fixed interest at the rate of 3.250 % by making monthly installments in the amount of $xxxnning from xx/xx/2015. The maturity date as per modification is xx/xx/2055.	Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the New Jersey state. The following state disclosures are missing from the loan file:
1. NJ Application Disclosure
2. Delivery Fee Authorization
3. NJ Attorney Disclosure
4. Unacceptability of Insurance Notice
5. Attorney Disclosure II
6. Tax Bill Information
7. Private Well Testing
8. Lock-In Agreement
9. Commitment Disclosures
10. Choice of Insurer Disclosure
								11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.A with xx.
The chain of assignment has been completed. Currently, the xx is with  xx
There are five HOA liens against the property  in the xx in the amount of $xxxch was recorded on xx/xx/2010, second in the amount of $xxxch was recorded on xx/xx/2011, third in the amount of $xxxch was recorded on xx/xx/2015, it was again amended in the amount of xx which was recorded on xx/xx/2017, fourth in the amount of $xxxch was recorded on xx/xx/2010 and the other in the amount of $xxxch was recorded on xx/xx/2011.
There is a water/Sewer lien in the ,xx recorded on xx/xx/2016 in the amount of $xxxs assignment was done on xx/xx/2018 and it was with xx
There are two junior mortgages first which was recorded on xx/xx/2006 in the xx.
There are 2 xx liens first in the xx in the amount of $xxx the other in the xx in the amount of $xxxere are 2 State tax liens first in the xx in the amount of $xxxch was recorded on xx/xx/2001 and the other in the xx
1st, 2nd, 3rd and 4th installment taxes for the year of 2019 have been paid in the total amount of $xxx97. No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower has been delinquent for 17 months and the next payment is due for xx/xx/2018. The last payment was received on xx/xx/2018 in the amount of $xxx64 which was applied for xx/xx/2018. The UPB is xx. The current P&I is $xxx and PITI is $xxx64.
Collections Comments:The loan is currently in foreclosure and the next payment is due for xx/xx/2018. The last payment was received on xx/xx/2018 in the amount of $xxx64 which was applied for xx/xx/2018. As per the review of the servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2019 and lis pendens was filed on xx/xx/2017 with case#F-006997-17. As per the comment dated xx/xx/2019, the foreclosure file was placed on hold due to the title issue; There is a HOA lien in the amount of $xxx with xx in the amount of $xxxcorded on xx/xx/2002. As per the comment dated xx/xx/2019, the title issue was resolved.
No records for bankruptcy have been found. The RFD is curtailment of income. The loan was modified twice origination. No repairs and damages have been found.

Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2019 and lis pendens was filed on xx/xx/2017 with xx. As per the comment dated xx/xx/2019, the foreclosure file was placed on hold due to the title issue. There is a HOA lien in the amount of $xxx with xx in the amount of $xxxcorded on xx/xx/2002. As per the comment dated xx/xx/2019, the title issue was resolved.
Bankruptcy Comments:Not Applicable	The Loan modification agreement was made on xx/xx/2018, between the borrower “xx”. The new principal balance stated in the Modification is in the amount of xx. The borrower promises to make a monthly payment of $xxx with the rate of interest 5.750%, beginning from xx/xx/2018. The maturity is xx/xx/2058. The loan has been modified twice since origination.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 along with estimated hud-1 and itemization is missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report from origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property located at New Jersey state. The following require state disclosures are missing from the loan file.

1. NJ Attorney Disclosure
2. Unacceptability of Insurance Notice
3. Attorney Disclosure II
4. Tax Bill Information
5. Private Well Testing
6. Choice of Insurer Disclosure
7. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx.00, with xx
The chain of assignment has not been completed as the assignment is with xx
No active judgments or liens have been found.
The xx taxes for 2019 have been paid off in amount of $xxxe xx taxes for 2019 are due in amount of $xxx prior delinquent taxes have been found.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2019. The delinquency has been done for 2 months. The last payment was received on xx/xx/2019 the amount of $xxx and it was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. The current P&I is $xxx and interest rate is 4.98%. As per sellers provided tape data current unpaid principal balance is in the amount of xx.	Collections Comments:Comment:
Fay Servicing Comments
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2019. The delinquency has been done for 2 months. The last payment was received on xx/xx/2019 the amount of $xxx and it was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. The current P&I is $xxx and interest rate is 4.98%. As per sellers provided tape data current unpaid principal balance is in the amount of xx.
As per collection comment dated xx/xx/2019 the reason for default is illness of family member of borrower. As per comment dated xx/xx/2019, subject property is occupied by unknown occupant. No any damages/repairs have been found. No evidences have been found regarding foreclosure filing and BK case.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between Lender ‘xx’ on xx/xx/2009. As per the modified term, the new principal balance is xx. The borrower promises to pay $xxx monthly with a modified interest rate of 4.980 % beginning from xx/xx/2009 with a maturity date of xx/xx/2037.	Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Foreclosure Rescission Finance Charge Test: Failed.
Loan data xx Comparison data xx Variance-$xxx"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: Failed  Loan data xx Comparison data xx Variance-$xxx
 This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) ) The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Missing Required Disclosures (Lvl 2)     "List of Service Providers document is missing from the loan file."
								* Missing Required State Disclosures (Lvl 2) "The subject property is located in New Mexico State. The required state disclosure Freedom to Choose Insurance Company and Insurance Professional missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019 the subject xx was originated on xx.A. which was recorded on xx/xx/2006.
The chain of the assignment has been completed. The latest assignment is from xx

No active liens and judgments have been found.

There are utility charges which are due on xx/xx/2020 in the amount of $xxxing the year 2019.

Annual xx taxes for the year 2019 are paid in the amount of $xx.	According to the payment history as of xx/xx/2019, the borrower has been delinquent for 07 months and the next due is xx/xx/2019. The last payment was received on xx/xx/2019 and P&I in the amount of $xxx67 which was applied on xx/xx/2019 with interest rate 3.00 % and PITI in the amount of $xxx51.	Collections Comments:As per the servicing comments, the loan is in collections. The reason for default is excessive obligations. The current occupancy of borrower is owner occupied.
The borrower has been delinquent for 07 months and the next due is xx/xx/2019. The last payment was received on xx/xx/2019 and P&I in the amount of $xxx67 which was applied on xx/xx/2019 with interest rate 3.00%.
The loan was modified on xx/xx/2018.
No details of bankruptcy have been found.
No details of foreclosure have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This step modification agreement was signed between the borrower xx. The loan has been modified once since origination. The loan modification was made on xx/xx/2018. According to the modified terms, the new principal balance is in the amount of xx. The borrower promises to pay $xxx67 with the rate of interest starting with 3.000 % beginning from xx/xx/2018. The new maturity date is xx/xx/2046. The interest bearing is in the amount of xx. There is no deferred balance. There is principal forgiven in the amount of xx.	Affiliated Business Disclosure Condo/PUD Rider Missing Required Disclosures Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Condo / PUD rider Missing (Lvl 2) "The PUD rider is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maryland State. The following required state disclosures are missing from the loan file.
1. Affidavit of Consideration
2. Affidavit of Disbursement
3. First Time Buyers Affidavit
4. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5. Balloon Payment
6. No Escrow Account
7. Mandatory Binding Arbitration Disclosures
8. Home Buyer Education and Counseling Disclosure"
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 states that the subject xx was originated on xx.xxhich was recorded on xx/xx/2005. The chain of assignment has not been completed. Currently, the assignment is with, xx which was recorded on xx/xx/2016. Currently, the assignment is missing to xx. There is an IRS lien against the borrower in the amount of xx which was filled by xx and recorded on xx/xx/2012. There is a xx lien in the amount of $xxx was filed by, xx. recorded on xx/xx/2016. Annual taxes have been paid in the amount of $xxx delinquent taxes have been found for the prior year.	Review of the payment history provided as of xx/xx/2019 reveals that borrower is delinquent for 7 months. The last payment was received in the amount of $xxxxt due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history tape is in the amount of xx.	Collections Comments:Review as per servicing comments dated as of xx/xx/2019 states that the borrower has been delinquent for 7 months and the payment is due from xx/xx/2019 as the borrower is not paying the P&I regularly. The last payment was received in the amount of $xxxyment history states that the current UPB is xx. Borrower wants to keep the property. The subject property is owner occupied. As per comment dated xx/xx/2019, borrower stated reason for default is Marital Problems. The foreclosure was initiated in 2019 and the file was referred to an attorney on xx/xx/2019. Further the foreclosure was put on hold due to missing assignment on xx/xx/2019. The assignment is with Bayview Loan Servicing, xx which was recorded on xx/xx/2016. Currently, the assignment is missing to xx. No further details available.
Update:
As per the servicing comment dated xx/xx/2023, the borrower’s income has been impacted due to COVID-19.

Foreclosure Comments:Review as per servicing comments as of xx/xx/2019, states that the foreclosure was initiated in 2019 and the file was referred to an attorney on xx/xx/2019. Further the foreclosure was put on hold due to missing assignment on xx/xx/2019. The assignment is with, xx which was recorded on xx/xx/2016. Currently, the assignment is missing to xx No further details available.
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2016 in between the borrower xx. The new modified principal balance per modification is in the amount of xx with interest rate starting at 3.250 % and borrower promises to pay P&I in the amount of $xxxnning on xx/xx/2016. The maturity date reflects per modification is xx/xx/2056.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test: - On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia State. The following required state disclosures are missing from the loan file. 1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom) 2. Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2019 shows that the xx was originated on xx.xxhe subject xx was recorded on xx/xx/2004 with the xx.
The chain of the assignment has been completed. The current assignment is with xx.
There are two state tax liens active against the borrower in the total amount of $xxx
There is civil judgment in the amount of $xxx, which was recorded on xx/xx/2014.
 The xx first and second installments of taxes for the year of 2018 have been paid in the amount of $xxxxxxe first installment of xx tax for the year of 2019 has been due in the amount of $xxxhe due date of xx/xx/2020.
No prior years taxes have been found delinquent.	The review of the payment history shows that, the borrower is currently delinquent from 4 months and the next due date is for xx/xx/2019. The last payment was received on xx/xx/2019, in the amount of $xxxch was applied for xx/xx/2019. The UPB stated in the payment history is xx. The Current P&I is $xxxPITI is $xxxh the interest rate of 4.00%.

Collections Comments:The review of comment history shows that the loan is in collection. The last payment was received on xx/xx/2019, in the amount of $xxxch was applied for xx/xx/2019. The UPB stated in the payment history is xx. The Current P&I is $xxxPITI is $xxxh the interest rate of 4.00%.
The reason for default is curtailment of income. The property has been occupied by the owner himself. No damage or repair to the property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was done on xx/xx/2013, between the (borrower)xx
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of 4% with the modified P&I of $xxxrst payment date was due on xx/xx/2013 and the new maturity date is xx/xx/2053.
There is a deferred balance of xx has been stated.
Missing Required State Disclosures xx Insurance	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "MI Certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.
1. IL Collateral Protection Insurance Notice
								2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2019 the subject xx was originated on xx.xxhe chain of assignment has been completed, currently, the assignment is with, xx.
There is a state tax lien against the borrower xx which was recorded on xx/xx/2012 for the amount of $xxxe xx
For parcel#xx.
First and second installment taxes for the year of 2019 are due on xx/xx/2020 and xx/xx/2020 respectively each in the amount of $xxxxxxpectively.
For parcel#xx.
First and second installment taxes for the year of 2019 are due on xx/xx/2020 and xx/xx/2020 respectively each in the amount of $xxxxxxpectively.
No prior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/2019, the borrower is currently delinquent for 10 months and the next due date for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxch was applied for the due date of xx/xx/2019. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the foreclosure and the next due for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019, in the amount of $xxxh was applied for xx/xx/2019. The UPB reflected in the payment history is in the amount of xx.
The reason for the default of the borrower was an excessive obligation.
As per the comment dated xx/xx/2019, the lender was provided three months of trial payment plan which was started from xx/xx/2020 to xx/xx/2020 with the monthly TPP of $xxx borrower makes all three TPP. Then, he will qualify for the permanent modification which will effect xx/xx/2020; however, no further comments related to the trial payment made have been found.
No information pertaining to bankruptcy has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the servicing comments dated xx/xx/2019, the process of foreclosure has been initiated, the file was referred to an attorney on xx/xx/2019. As per the document located at “xx.pdf pg#46”, the foreclosure complaint was filed with the foreclosure case#CI-xxx on xx/xx/2019. The comments dated xx/xx/2019 reveals that the foreclosure judgment was entered on xx/xx/2019. However, no further details have been found regarding the foreclosure, as the foreclosure was put on hold due to the loss mitigation program.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender xx, the new principal balance as per mod is xx. The first payment was due on xx/xx/2011 and the maturity date is xx/xx/2051. The amount of xx is the deferred balance and the xx is the interest bearing amount. The modified P&I is in the amount of $xxx an interest rate of 5.00%. The modification does not contain balloon payment.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property located at Ohio state. The following require state disclosures are missing from the loan file.
1. Equal Credit Availability Notice.
2. Insurance Tying Disclosure.
3. Non-Deposit Insurance Disclosure."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx in xx. The chain of assignment has been completed as the subject xx is currently assigned to “xx”. No active judgments/liens have been found in the updated title report against the borrower ()/subject property. RE tax Status: The annual xx taxes for the year 2019 have been due in the amount of $xxx due date xx/xx/2020. No prior years delinquent taxes have been found.	Review of payment history as of xx/xx/2019 shows that borrower has been delinquent with the loan for 15 months and the next due date for regular payment is xx/xx/2018. The last payment was made on xx/xx/2018 in the amount of $xxxh was applied for the due date of xx/xx/2018. The UPB is in the amount of xx.	Collections Comments:According to review of latest 24 months of servicing comments, the loan is currently in foreclosure and the borrower has been delinquent for 15 months and is next due for xx/xx/2018. The last contact to the borrower was made on xx/xx/2019 in which she said that she would reinstate the loan by the end of month. The RFD is excessive obligations and property is occupied by the owner. The foreclosure action was recently initiated in 2019 and the amended complaint was filed on xx/xx/2019. No recent scheduled sale date was found as of xx/xx/2019. Collection comment dated xx/xx/2018 states that prior foreclosure action was closed due to loss mitigation and the sale date xx/xx/2017 was canceled due to hurricane IRMA. Update:
As per comment dated xx/xx/2024, borrower is on forbearance plan. No further details have been found.

Foreclosure Comments:According to servicing comment dated xx/xx/2019, the foreclosure action was recently initiated in 2019 and the file was referred to an attorney on xx/xx/2019. The first complaint was filed on xx/xx/2019. However, additional borrowers needed to be served. Therefore, the amended complaint was filed on xx/xx/2019 to add the additional borrowers. The service was completed on xx/xx/2019. No further foreclosure action was found. No recent scheduled sale date has been found.
Bankruptcy Comments:The borrower (xx) had filed Bankruptcy under chapter-7 on xx/xx/2018 with the Case#xx and Terminated on xx/xx/2018. The Debtor was dismissed on xx/xx/2018.

			The loan was modified (HAMP) on xx/xx/2013 with new principal balance of xx. The balance in the amount of xx has been deferred. The interest bearing amount xx to be paid with interest at the rate of 5.000 % and P&I of $xxxw maturity date will be xx/xx/2037.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure	3: Curable		* Lost Note Affidavit (Lvl 3) "According to the seller tape data, the original Note was lost and there is a duplicate copy of Note is also in the loan file. The loan was also modified on xx/xx/2013."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure missing from the loan file." * Loan program disclosure missing or unexecuted (Lvl 2) "Loan Program Disclosure is missing from the loan file." * Operative index value is unable to confirm (Lvl 2) "Unable to determine operative index value from the loan file." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$6,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx in xx

The chain of assignment is not completed as the subject xx is currently assigned to “xx

There is a break in chain of assignment as we required assignment of xx from “xx”.

Active junior or senior judgments/liens/mortgages:

1. There is an active junior xx available in the updated title report in the amount of xx in xx

2. There is an active junior Civil Judgment available in the updated title report against Borrower () in the amount of $xxxvor of "xx

3. There is an active junior Civil Judgment available in the updated title report against Borrower () in the amount of $xxxvor of "xx

4. There is an active junior Civil Judgment available in the updated title report against Borrower xx) in the amount of $xxxvor of "xx" and it was recorded on xx/xx/2018.

5. There is an active junior Civil Judgment available in the updated title report against Borrower (xx) in the amount of $xxxvor of "xx" and it was recorded on xx/xx/2018.

6. There is an active junior Civil Judgment available in the updated title report against Borrower (xx) in the amount of $xxxvor of "xx" and it was recorded on xx/xx/2019.

7. There is an active junior Civil Judgment available in the updated title report against Borrower (xx) in the amount of $xxxvor of "xx" and it was recorded on xx/xx/2019.

The 1st & 2nd installment combined tax for 2020 are due in the amount of $xxxctively.
Review of updated payment history as of xx/xx/2019, the loan is 13 months behind the scheduled payments and is next due for xx/xx/2018. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxxthe due date of xx/xx/2018. The UPB as of the date is in the amount of xx.	Collections Comments:According to the collection comments the loan is in active bankruptcy and plan is yet to be confirmed.
As per the updated title report the notice of lis-pendens complaint was filed on xx/xx/2009, no further information has been found regarding foreclosure after the complaint filed, Foreclosure complaint was re-filed on xx/xx/2013 and however the lis-pendens was cancelled due to stipulation on xx/xx/2015 and the loan was modified on xx/xx/2015. Recent foreclosure was referred to attorney on xx/xx/2019. Review of updated payment history as of xx/xx/2019, the loan is 13 months behind the scheduled payments and is next due for xx/xx/2018. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxxthe due date of xx/xx/2018. The UPB as of the date is in the amount of xx.

Update:
As per the servicing comment dated xx/xx/2022, the borrower filed for bankruptcy under Chapter 7 case # xx filed on xx/xx/2022. The bankruptcy is active or not. No more evidence is available regarding current bankruptcy status.
As per the servicing comment dated xx/xx/2024, the foreclosure is on hold. No further details have been found.
Foreclosure Comments:As per the updated title report the notice of lis-pendens complaint was filed on xx/xx/2009, no further information has been found regarding foreclosure after the complaint filed, Foreclosure complaint was re-filed on xx/xx/2013 and however the lis-pendens was cancelled due to stipulation on xx/xx/2015 and the loan was modified on xx/xx/2015. Recent foreclosure was referred to attorney on xx/xx/2019.
Bankruptcy Comments:Borrower filed chapter 13 bankruptcy on xx/xx/2019 with the case # xx the confirmation hearing is scheduled for xx/xx/2020.As per the proposed plan the borrower sxxpay $xxxmonth for the period of 60 months from xx/xx/2019 to November 2024.The last date to file claims is xx/xx/2020.
The Schedule-D in xxx shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx.

		Objection to Confirmation of the Plan was filed on xx/xx/2020 by subject creditor. POC has not been filed by subject creditor. The POC filing deadline is xx/xx/2020.	The loan modification agreement was made on xx/xx/2015 between xx., with the new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay with interest rate of 5.000% and the P&I of $xxxinning from xx/xx/2015 and the new maturity date is xx/xx/2045.	Affiliated Business Disclosure HUD-1 Closing Statement xx Insurance	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD 1 points and fees are hand written."	* MI, FHA or MIC missing and required (Lvl 2) "xx Insurance Certificate is missing from the loan file." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$24.20	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.xxhe chain of assignment has not been completed. Currently, the xx which was recorded on xx/xx/2015. It should be with xx.
No active judgments and liens have been found.
1nd and 2nd installments for the year of 2019 have been paid in the amount of $xxxrior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for 7 months and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for xx/xx/2019. The UPB is xx. The current P&I is $xxxthe PITI is $xxx	Collections Comments:The loan is currently in foreclosure and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for xx/xx/2019. As per the xxx report, the debtor xx had filled Bankruptcy under chapter 13 on xx/xx/2014 with the case#xx. The debtor was dismissed on xx/xx/2014 and the case was terminated on xx/xx/2015.
As per the comment dated xx/xx/2019, the foreclosure was initiated and the file was referred to an attorney. The title was ordered on xx/xx/2019. Due to missing assignment, the Fc was placed on hold.
The RFD is unable to be determined. As per the comment dated xx/xx/2019, the property is owner occupied. No repairs and damages have been found.

Update:
As per the servicing comment dated xx/xx/2024, with an effective modification date of xx/xx/2021 and continuing until the new maturity date of xx/xx/2061. No further details have been found.

Foreclosure Comments:As per the comment dated xx/xx/2019, the foreclosure was initiated and the file was referred to an attorney. The title was ordered on xx/xx/2019. Due to missing assignment, the Fc was placed on hold.
Bankruptcy Comments:
As per the xxx report, the debtor xx had filled Bankruptcy under chapter 13 on xx/xx/2014 with the case#xx. The debtor was dismissed on xx/xx/2014 and the case was terminated on xx/xx/2015.
This loan was modified on xx/xx/2018 between the borrower xx
The UPB is xx. The borrower promises to pay P&I in the amount of $xxx an interest rate of 5.250%, beginning from xx/xx/2018. The maturity is xx/xx/2058.
There is a deferred balance of amount xx.
Credit Report Missing Dicsloures Missing Required State Disclosures xx Insurance	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "MI Insurance Certificate is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service providers are missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file,

1. Impound Account Disclosure
2. Cosigner Notice
3. Private xx Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
								13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2019 shows that the xx was originated on xx.xx (borrower) and (lender) xx, in the amount of xx. The subject xx was recorded on xx/xx/2005 with the xx.  The chain of the assignment has been completed. The current assignment is with xx
There is junior xx active found in the amount of xx in xx. It is originated on xx.
The two state tax liens are active against the borrower in the total amount of $xxxfavor of xx.
The multiple xx liens judgments have been found in the total amount of $xxx in favor of xx.
The first and second installments of combined taxes for the year of 2020 have been due in the amount of $xxx $xxx the due date of xx/xx/2020 and xx/xx/2020 respectively. The current ownership is vested in the name of xx (borrower).
The review of the payment history shows that, the borrower is currently delinquent from more than 3 months and the next due date is for xx/xx/2019. The last payment was received on xx/xx/2019, in the amount of $xxx62, which was applied for xx/xx/2019. The UPB stated in the payment history is xx. The Current P&I is $xxx62 and PITI is $xxx72, with the interest rate of 5.625%.	Collections Comments:The review of comment history shows that the loan is in collection. The reason for default is illness of borrower. The property has been occupied by the owner himself.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2015 and the summons & complaint was filed on xx/xx/2016 Later it was placed on hold on xx/xx/2017 due to Loss Mitigation.  The order of discontinue action of foreclosure has been entered on xx/xx/2017.
According to comment history dated xx/xx/2016 (xx), the litigation action was filed on xx/xx/2016. The answer was filed with the affirmative defenses. The comment history dated xx/xx/2016 states that the contested matter was closed.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2015 and the summons & complaint was filed on xx/xx/2016 Later it was placed on hold on xx/xx/2017 due to Loss Mitigation.  The order of discontinue action of foreclosure has been entered on xx/xx/2017.
According to comment history dated xx/xx/2016 (xx), the litigation action was filed on xx/xx/2016. The answer was filed with the affirmative defenses. The comment history dated xx/xx/2016 states that the contested matter was closed.
Bankruptcy Comments:Not Applicable	The modification agreement was done on xx/xx/2013, between the (borrower) xx
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of 5.625% with the modified P&I of $xxxxxhe first payment date was due on xx/xx/2017 and the new maturity date is xx/xx/2057.
There is no deferred balance has been stated.

Affiliated Business Disclosure Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.

1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. xx Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative xx Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. xx Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     ""The Servicing Transfer Disclosure is missing from the loan file. ""
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.
The chain of assignment has not been completed. The assignment is with xx, which was recorded on xx/xx/2015; however, it should have been with “xx
There is an active judgment against the borrower in favor of xx, in the amount of $xxxch was recorded on xx/xx/2014.
Annual combined taxes for the year 2019 have been paid on xx/xx/2019 in the amount of $xxx prior year's delinquent taxes have been found.
As per the review of payment history as of xx/xx/2019, the borrower is delinquent with a loan for 6 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for due date xx/xx/2019. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collections. As per the payment history as of xx/xx/2019, the borrower is delinquent with a loan for 6 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for due date xx/xx/2019. The current UPB reflected as per the payment history is in the amount of xx.
As per comment dated xx/xx/2019, the borrower has been approved for 3-month trial payment plan effective xx/xx/2019 with monthly amount of $xxx. The loan will be modified after successful completion of plan effective xx/xx/2020. The first trial payment was received on xx/xx/2019. No further details have been found.
The reason for default is excessive obligations. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2009 between borrowers xx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 1.990% and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2009. The maturity date as per modification is xx/xx/2040.	Credit Application Missing Dicsloures	2: Acceptable with Warnings			* Application Missing (Lvl 2) "The final Application is missing from the loan file." * Missing Required Disclosures (Lvl 2) "List of service providers disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated 12/267/2019, the subject xx was originated on xx.xxhich was recorded on xx/xx/2008.
The chain of the assignment has been not completed. The latest assignment is from xx
There are 5 state tax liens in the xx in the total amount of $xxx were recorded on different dates. However, the images for the same have not been found in the updated title report.
Annual xx taxes for the year of 2019 have been due in the amount of $xxx/xx/2020.
Annual xx taxes for the year of 2018 have been paid in the amount of $xxxrior year delinquent taxes have been found.
According to the payment history as of xx/xx/2019, the borrower has been currently delinquent for 8 months and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2019 in the amount of $xxxI is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2019; the payment applied date was xx/xx/2019 in the amount of $xxx the comment dated xx/xx/2019, the foreclosure was initiated and the file was referred to an attorney. The title was ordered on xx/xx/2019. As per the comment dated xx/xx/2019, the title issue was identified. The xx legal description does not reference the recorded plat book and page# for certain plat prepared for xx dated xx/xx/1978.
As per the comment dated xx/xx/2019, the borrower was offered a 3 TPP starting from xx/xx/2020. The first payment begins from xx/xx/2020. The UPB is $xxx with an interest rate of 3.66% and P&I of $xxxr details regarding the same have not been found. The RFD is death of mortgagor. The borrower wants to keep the property. Therefore, he is looking for an affordable plan like modification or forbearance to keep the property as well to make the loan current. As per the comment dated xx/xx/2019, the property is owner occupied. No repairs and damages have been found.

Update:
As per the servicing comment dated xx/xx/2022, the borrower filed for bankruptcy under Chapter 7 case # xx filed on xx/xx/2019. The bankruptcy is discharge on xx/xx/2020. No more evidence is available regarding current bankruptcy status.

Foreclosure Comments:As per the comment dated xx/xx/2019, the foreclosure was initiated and the file was referred to an attorney. The title was ordered on xx/xx/2019. As per the comment dated xx/xx/2019, the title issue was identified. The xx legal description does not reference the recorded plat book and page# for certain plat prepared forxxx dated xx/xx/1978. Due to BK, the FC was placed on hold.

Bankruptcy Comments:According to the xxx, the borrower xxx had filed for bankruptcy under chapter-7 with the case# xx on xx/xx/2019.	According to the Adjustment of terms agreement, the loan was modified on xx/xx/2013 between the borrower xx. The new modified principal balance as per modification is in the amount of $xxx with interest rate starting at 5.000 % and the borrower promises to pay P&I in the amount of $xxxinning from xx/xx/2013. The maturity date is xx/xx/2048. This loan was modified once.	Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test: FAIL xx -$xxx Foreclosure Rescission Finance Charge Test: FAIL xx -$xxxomplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxloan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR
§226.23(h) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxxissing Required Disclosures (Lvl 2)     "List of service providers disclosure missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in South Carolina. The following required state disclosures are missing from the loan file.

1. Agent Preference Disclosure
2. Casualty Insurance Disclosure
3. Manufactured Home Loan  Disclosures"
								* ROR not hand dated by borrower(s) (Lvl 2) "The loan was originated on xx."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the subject xx was originated on xx.xxhe chain of xx assignment is incomplete. Currently, the xx assignment is with xx.
No active judgments or liens have been found.
Tax Status:
Parcel # 29-4N-xx-001-0210
Annual xx taxes of 2019 have been paid in the amount of $xxxel # 29-4N-xx-016-0000
Annual xx taxes of 2019 are exempted.	The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2019. The delinquency has been done for 1 month. The last payment was received on xx/xx/2019 in the amount of $xxxit was applied for the due date of xx/xx/2019. The current P&I is $xxxinterest rate is 5.00%. The current unpaid principal balance is in the amount of xx and modification deferred balance in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collection.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2019. The delinquency has been done for 1 month. The last payment was received on xx/xx/2019 in the amount of $xxxit was applied for the due date of xx/xx/2019.
No foreclosure proceedings have been found in the recent 24 months.
No bankruptcy filing has been found by borrowers.
According to collection comment, no damages or repairs have been found. Comment dated xx/xx/2019 states that the property is occupied by owner and borrower intention is to retain the property.

Update:
No additional information found in 36 months recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrower and servicer on xx/xx/2016 with the new modified unpaid principal balance is xx. From UPB, the principal balance was deferred in the amount of xx. The interest bearing amount was xx with interest rate 5.00% and the modified P&I was $xxxrst modified payment due date was xx/xx/2016 and the maturity date will be xx/xx/2046.	xx Insurance Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* MI, FHA or MIC missing and required (Lvl 2)     "The loan was originated on xx.xxinal 1003 show MI fess is $xxxinal HUD-1 does not show MI fee. The required MI certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Property is Manufactured Housing (Lvl 2)     "The home is Affixed.
								According to appraisal (xx) report dated xx/xx/2005, the subject property is manufactured home. The manufactured home affidavit of affixation (xx) was recorded on xx/xx/2006 with xx. The affidavit state that the Model name is xx which was manufactured by xxx. The certificate of title (xx) also recorded."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.xx with xx.
The chain of assignment has not been completed. Currently, the xx is with xx which was recorded on xx/xx/2018.
Junior xx was originated on xx.xx in xx.
Active liens and judgments against the borrower are as follows:
Civil judgment against the borrower in the amount of $xxxn favor of xx which was recorded on xx/xx/2009.
Civil judgment against the borrower in the amount of $xxxn favor of  xx which was recorded on xx/xx/2006.
1st to 4th installments combined taxes for the year of 2019 have been paid in the total amount of $xxxities annual tax for the year 2019 is delinquent in the amount of $xxx is good through by xx/xx/2019.
According to the review of payment history as of xx/xx/2019, the borrower is delinquent for 11 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxxB reflected in the amount of xx excluding the deferred balance of xx.	Collections Comments:The loan is currently in bankruptcy. According to the review of payment history as of xx/xx/2019, the borrower is delinquent for 11 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxxB reflected in the amount of xx excluding the deferred balance of xx.
This loan modification agreement was made between the borrower xx
As per the comment dated xx/xx/2019, the reason for default is excessive obligations.
As per the servicing comment dated xx/xx/2019, the subject property is owner-occupied. No damages or repairs have been found.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2017. The complaint was filed on xx/xx/2017 and judgment was entered on xx/xx/2018. As per the comment dated xx/xx/2018, the foreclosure sale was scheduled for xx/xx/2018. However, the foreclosure was put on hold as the borrower had filed bankruptcy on xx/xx/2018. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is xx. The chapter 13 plan was confirmed on xx/xx/2018 and the debtor sxxpay P&I in the amount of $xxx60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx. There is no comment indicating a cramdown. The date of last filing is xx/xx/2019.	This loan modification agreement was made between the borrower xx
The Unpaid principal Balance is xx with interest rate 2.00% which steps up in 4 steps ending at 4.50%. The borrower promises to pay the monthly P&I of $xxxnning from xx/xx/2015. The interest-bearing amount is xx and deferred balance in the amount of xx. The maturity is dated xx/xx/2055. There is no provision for the balloon payment. Previously the loan was modified in the year of 2009.
Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
xx Insurance
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 along with itemization and estimated HUD are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "xx Insurance certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
1. NJ Application Disclosure
2. Delivery Fee Authorization
3. NJ Attorney Disclosure
4. Unacceptability of Insurance Notice
5. Attorney Disclosure II
6. Tax Bill Information
7. Private Well Testing
8. Lock-In Agreement
9. Commitment Disclosures
10. Choice of Insurer Disclosure
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00 which is in xx  The chain of assignment has been completed.
There are three municipal liens. The first was recorded on xx/xx/2013 in the amount of $xxx.41 which is in the favor of xx. The second was recorded on xx/xx/2010 in the amount of $xxx.56 which is in the xx. The third was recorded on xx/xx/2016 in the amount of $xxxch is in the xx. However, the subject property is located in xx which is super lien state so the property may get foreclosed due to this unpaid lien amount and this can be cured by paying off the lien amount with the additional charges if any.
There is xx foreclosure started; however, the subject property address has not found on the supporting document and the defendant address is different.
There is a state tax lien recorded on xx/xx/2010 in the amount of $xxxch is in the favor of Commonwealth of Pennsylvania; however, the SSN# has not been found on the supporting documents to verify whether it is against the borrower or not. However, the subject property is located in PA which is super lien state so the property may get foreclosed due to this unpaid lien amount and this can be cured by paying off the lien amount with the additional charges if any.
There are two senior civil judgments against the borrower; the first was recorded on xx/xx/1996 in the amount of $xxx.00 which is in the favor of xx. The second was recorded on xx/xx/2005 in the amount of $xxxch is in the xx. However, the final title policy is not showing any exception in the schedule B of it regarding the civil judgment.
There are 4 child support liens recorded on xx/xx/2020 in the amount of $xxx.2 and all are in the xx.
The combined annual taxes of 2018 & 2019 have been paid.
The combined annual taxes of 2020 have been due in the amount of $xxx.27. No prior year delinquent taxes have been found.

Review of updated payment history as of 12/xx/201 shows that the borrower is currently in delinquency for 5 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxx94 for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx. The current P&I is $xxx94 and PITI is $xxx60.	Collections Comments:The collection comments review states that the loan is in foreclosure and Review of updated payment history as of 12/xx/201 shows that the borrower is currently in delinquency for 5 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxx94 for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx. The current P&I is $xxx94 and PITI is $xxx60.
The loan has not been modified since origination.
As per comments dated xx/xx/2019, the reason for default is death of family member.
As per comments dated xx/xx/2019, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2019. However, the comments dated xx/xx/2019 states that it is on hold but the hold reason is unable to be determined.
No bankruptcy records found.
According to the comments dated xx/xx/2019, there is a title issue, regarding the assignment of xx. There are no comments reporting that this issue has been resolved.
The recent comments states that the property has been owner occupied and the property condition is unable to be determined. There are no comments reporting regarding the damage or repair related to the subject property.

Foreclosure Comments:As per comments dated xx/xx/2019, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2019. However, the comments dated xx/xx/2019 states that it is on hold but the hold reason is unable to be determined
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "The list of service provider document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx (borrower) and (lender) xx, which was recorded on xx/xx/2007.

There is a gap/break in the chain of assignment of xx; the assignment of xx is required from " xx." to " xx."

There is an open senior xx since xx/xx/2003 in the amount of xx and was recorded on xx/xx/2003 in book xx which is in the xx.

Annual Combined tax of 2018 has been paid on xx/xx/2019 in the amount of $xxxnual Combined tax of 2019 is due on xx/xx/2019 in the amount of $xxx	Review of the payment history available from xx/xx/2007 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxx which was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The subject loan is in foreclosure. Review of the payment history available from xx/xx/2007 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxx which was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.
Adjustment of Terms agreement was made between borrowers on lender on effective date of xx/xx/2008.
The borrower had given promise to pay the UPB of xx with interest rate of 8.148% with P&I of $xxx with fixed amortized type and it was beginning from first payment date on xx/xx/2008. .
Review of the collection comments states that the foreclosure was initiated and file was referred to attorney on xx/xx/2019. There is no further information regarding foreclosure in the available servicing comments.
AS per collection comments subject property has been occupied by the owner and is in average condition.

Foreclosure Comments:Review of the collection comments states that the foreclosure was initiated and file was referred to attorney on xx/xx/2019. There is no further information regarding foreclosure in the available servicing comments.
Bankruptcy Comments:Not Applicable	Adjustment of Terms agreement was made between borrowers on lender on effective date of xx/xx/2008.
The borrower had given promise to pay the UPB of xx with interest rate of 8.148% with P&I of $xxx with fixed amortized type and it was beginning from first payment date on xx/xx/2008.
Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Service Transferring disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.
Chain of assignment has been completed. Currently, the xx is with xx
There are 5 judgment liens in the total amount of $xxx05 which were recorded on different dates.
There are 7 water/sewer liens against the subject property in the total amount of $xxxch were recorded on different dates in the favor of xx and the other in the amount of $xxxch was recorded on xx/xx/2019 in the favor of xx.
1st installment taxes for the year of 2018 have been paid in the amount of $xxxd installment taxes for the year of 2018 have been due in the amount of $xxx prior year delinquent taxes have been found.
The review of payment history shows that the borrower has been delinquent for 7 months and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxr the due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.	Collections Comments:The loan is currently in the collection and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxich was applied for xx/xx/2019. The borrower Rafael xxx and Ana M. xxx had filed bankruptcy under chapter 13 with the case#13-xx on xx/xx/2013. The debtor was dismissed on xx/xx/2014 and the case was terminated on xx/xx/2014.
As per the comment dated xx/xx/2019, the reason for default is illness of family member. As per the comment dated xx/xx/2019, the borrower was offered a repayment plan starting from xx/xx/2020 with the payment amount of $xxxr 9 payments. Further details have not been found.
This step loan modified on xx/xx/2017 between the borrower xx
As per the comment dated xx/xx/2019, the property is owner occupied. No repairs and damages have been found.
A review of the collection comment shows no indication of post-closing foreclosure activity.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the xxx report, the borrower xx had filed bankruptcy under chapter 13 with the xx on xx/xx/2013. As per the chapter 13 plan filed on xx/xx/2013, the debtor sxxpay the trustee $xxxr 60 months. The POC was filed on xx/xx/2014 with its secured claim as xx and the arrearage amount of xx.
As per the scheduled D xxx filed on xx/xx/2013, the amount of claim without deducting the value of collateral is xx and the value of collateral is xx. Hence, the unsecured portion is xx. The debtor was dismissed on xx/xx/2014 and the case was terminated on xx/xx/2014.
This step loan modified on xx/xx/2017 between the borrower xx.
The UPB is xx. The borrower promises to pay P&I in the amount of $xxx with an interest rate of 2.00%, beginning from xx/xx/2017. The maturity is xx/xx/2057.
The lender has forgiven principal in the amount of xx. However, the forgiven amount exceeds 2% of the modified principal."
Previously the loan was modified on xx/xx/2008, xx/xx/2010 and xx/xx/2015.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures xx Insurance	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Connecticut license validation test. (CT HB 5577 Section 39(b))
First xx lender licenses and secondary xx lender licenses in existence on June 30th, 2008 sxxbe deemed on and after xxxst, 2008, to be a xx lender license.
As of xxx, 2008 the Connecticut First xx Lender License and the Connecticut Second xx Lender License are no
longer valid. The Connecticut xx Lender License is available for loans with a closing date before xxxst, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CT License Validation Test: FAIL"
* MI, FHA or MIC missing and required (Lvl 2)     "MI cert is missing from the loan file. However, tape data does not shows MI required or not but final HUD- shows that the monthly MI payment is $xxxalso final application indicates that the MI payment in the amount of $xxx"
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file,

1. Appraisal Disclosure
2. 2nd Liens = provide CT disclosure and comply with terms xx Insurance Disclosure
3. Interest Rate Disclosure
4. Lock-In Agreement Disclosure
5. Payoff Statement Disclosure
6. Legal RepresentationDisclosure
7. Interim Financing Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated  business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
								* TIL not hand dated (Lvl 2) "TIL is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.
The chain of assignment has not been completed. Currently, the assignment is with xx which was recorded on xx/xx/2018. The last assignment should be with xx There is an active junior xx against the subject property originated onxx for the amount of xx which was recorded on xx/xx/2007 with xx. 1st installment of xx taxes for the year of 2019 has been paid in the amount of $xxx the 2nd installment of xx taxes for the year of 2019 taxes is due in the amount of $xxxxx/xx/2020.
No prior delinquency for taxes has been found.
According to the latest payment history as of xx/xx/2019, the borrower has been delinquent for 17 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx81 which was applied for the due date of xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 9.210 % and P&I is $xxx54.	Collections Comments:The loan is current in the bankruptcy and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx81 which was applied for the due date of xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 9.210 % and P&I is $xxx54. The foreclosure was initiated in 2011. According to comment dated xx/xx/2019, the complaint was filed on xx/xx/2011. According to notice of trustee’s sale located at “xx”, the sale was scheduled on xx/xx/2011. According to notice of trustee’s sale located at “xx”, the sale was scheduled on xx/xx/2016. The foreclosure was put on hold due to bankruptcy filing. The borrower, “xx” had filed bankruptcy under chapter 13 with case#xx on xx/xx/2016 and the plan was confirmed on xx/xx/2017. According to trustee's notice of final cure payment for prexx arrears on xx claim dated xx/xx/2019, the debtor had paid arrearage in the total amount of xx to the subject creditor, “xx”. The bankruptcy case is still active. Current occupancy and condition of the subject property are unable to determine from the collection comment. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:The foreclosure was initiated in 2011. According to comment dated xx/xx/2019, the complaint was filed on xx/xx/2011. According to notice of trustee’s sale located at xx, the sale was scheduled on xx/xx/2011. According to notice of trustee’s sale located at xx”, the sale was scheduled on xx/xx/2016. The foreclosure was put on hold due to bankruptcy filing. The borrower, “xx” had filed bankruptcy under chapter 13 with case#xx on xx/xx/2016 and the plan was confirmed on xx/xx/2017. According to trustee's notice of final cure payment for prexx arrears on xx claim dated xx/xx/2019, the debtor had paid arrearage in the total amount of xx to the subject creditor, “xx”. The bankruptcy case is still active.
Bankruptcy Comments:The borrower, “xx” had filed bankruptcy under chapter 13 with case#xx on xx/xx/2016 and the plan was confirmed on xx/xx/2017. The POC was filed by the creditor, Cam xx Trust 2013-1 on xx/xx/2017 for the secured claim amount of xx and the amount of arrearage is xx. POC deadline for filing is xx/xx/2016.
According to xxx schedule D, the value of collateral is xx and the amount of secured claim is xx.
According to chapter 13 plan dated xx/xx/2016, the arrearage to be paid is in the amount of xx. As per order confirming chapter 13 plan dated xx/xx/2017, the borrower has pay $xxx for the first 12 months and then $xxx from 13th to 50th months.  The amended motion for relief from stay was filed on xx/xx/2018.
According to trustee's notice of final cure payment for prexx arrears on xx claim dated xx/xx/2019, the debtor had paid arrearage in the total amount of xx to the subject creditor, “FAY Servicing xx”.
Not Applicable	Affiliated Business Disclosure	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Missing Required Disclosures (Lvl 2) "List of service providers is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "The subject xx was originated on xx. However, according final HUD-1, the settlement date is xx/xx/2007."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the subject xx was originated on xx.00 with lender, xx. Chain of assignment is incomplete. The subject xx was last assigned to xx However, the Last assignee should be xx. There are four state tax liens against the borrower xxx in the xxy. There is an IRS lien against xx in the favor ofxx for the amount of xx which was recorded on xx/xx/2016; however, the SSN# mentioned on the supportive document is inconsistent with the SSN# of the primary borrower. The judgments are mentioned below. There are multiple open civil judgments against borrower, xx in the total amount of xx which was entered in the favor of xx, these judgments were entered on xx/xx/2010, xx/xx/2010, xx/xx/2012, xx/xx/2014, xx/xx/2016 and 04/xx/2018respectively. There are three active Child Support Liens against xx which was recorded on xx/xx/2009, xx/xx/2015 and xx/xx/2018 respectively. However, the amount of lien not provided. The xx 1st installment tax for the year of 2019 has been paid in the amount of $xxxe xx 2nd installment tax for the year of 2019 has been due in the amount of $xxx prior delinquent taxes have been found.	As per the review of the payment history as of xx/xx/2019, the borrower is delinquent for 32 months and the next due for xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of $xxx with the interest rate of 4.750 % which was applied to the due date of xx/xx/2017. The payment history shows the UPB in the amount of xx.	Collections Comments:Available servicing comment as of xx/xx/2019 and documents in file reveal that loan is in bankruptcy. As per the review of the payment history as of xx/xx/2019, the borrower is delinquent for 32 months and the next due for xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of $xxx with the interest rate of 4.750 % which was applied to the due date of xx/xx/2017. The payment history shows the UPB in the amount of xx. As per collection comment dated xx/xx/2018, the xxhad filed bankruptcy under chapter-13 with the case#xx on xx/xx/2015 and the plan was confirmed on xx/xx/2016. The debtor was dismissed on xx/xx/2018 and the case was terminated xx/xx/2018. According to the xxx, the xx had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. POC was filed by xx in the secured claim amount xx and an arrearage in the amount of xx. The order of confirming chapter 13 plan was filed on xx/xx/2019, according to the order of confirming chapter 13 plan the debtor's Monthly Plan payments will commence on xx/xx/2018 and continue on that day of the month for 60months. These payments sxxbe: Payment by debtor $xxx for 1-2months, Payment by debtor $xxx for 3-8 and the Payment by debtor $xxx for the 9-60 months. Unable to determine the reason for default. No foreclosure proceedings have been found in the recent 24 months. According to collection comment dated xx/xx/2019, the subject property is occupied by unknown party. No damages or repairs have been found. Latest xxx Report is not available in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the xx (borrower) had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. POC was filed by xx Trust on xx/xx/2019, in the secured claim amount xx and an arrearage in the amount of xx. The order of confirming chapter 13 plan was filed on xx/xx/2019, according to the order of confirming chapter 13 plan the debtor's Monthly Plan payments will commence on xx/xx/2018 and continue on that day of the month for 60months. These payments sxxbe: Payment by debtor $xxx for 1-2months, Payment by debtor $xxx for 3-8 and the Payment by debtor $xxx for the 9-60 months. The loan is in active bankruptcy.	Not Applicable	Affiliated Business Disclosure Missing Dicsloures Missing Required State Disclosures xx Insurance	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "As per Note Loan is in FHA in the Final Hud MI value is $xxxowever MI certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in California. However, the following required state disclosures are missing from the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private xx Insurance Disclosure
4. Earthquake Disclosure for Condominiums
5. Hazard Insurance Disclosure
6. Insurer Recommendation Disclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form document is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per loan note date is xx/xx/2010 and the settlement date is xx/xx/2010. Hence the settlement date is different from the loan file."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx, with xx,  with Instrument# | xx
The chain of assignment has not been completed. The current assignment is with xx ofxx
There is a junior xx active in the favor of xx as nominee for xx
2019 taxes are paid which was due on xx/xx/2019 is in the amount of $xxxctive judgments or liens have been found.
According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 37 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2016 and the next due date for payment is xx/xx/2016. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the servicing comments, the borrower is delinquent for 37 months. The payment applied date was xx/xx/2016 and the next due date for payment is xx/xx/2016. The last payment was received in the amount of $xxx reason for default is an unemployment of borrower.

The foreclosure was initiated (xx). The file was referred to an attorney on xx/xx/2017. The complaint was filed on xx/xx/2017. The judgment was entered on xx/xx/2018. The sale was scheduled for xx/xx/2018. However, the foreclosure was put on hold as the borrower filed the bankruptcy on xx/xx/2018 with the case#xx.
xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018. The debtor had filed the amended chapter 13 plan on xx/xx/2018 which was confirmed on xx/xx/2018. According to the plan, the debtor sxxpay to the trustee $xxx1 to 3 months, then $xxx4 to 12 months and then $xxx13 to 60 months. The creditor had filed the POC on xx/xx/2018 with the secured claim amount of xx and the arrearages of xx. Schedule D of the xxx shows the amount of claim as xx and the collateral value is xx. Therefore, the unsecured portion is xx. The Last day of filing is xx/xx/2019.

Foreclosure Comments:The foreclosure was initiated xx. The file was referred to an attorney on xx/xx/2017. The complaint was filed against the borrower, xx on xx/xx/2017. The Final judgment was entered on xx/xx/2018. The foreclosure sale was scheduled on  xx/xx/2018. However, the foreclosure was put on hold as borrower filed for bankruptcy on xx/xx/2018 with the case#xx.
Bankruptcy Comments : xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2018. The debtor had filed the amended chapter 13 plan on xx/xx/2018 which was confirmed on xx/xx/2018. According to the plan, the debtor sxxpay to the trustee $xxx1 to 3 months, then $xxx4 to 12 months and then $xxx13 to 60 months. The creditor had filed the POC on xx/xx/2018 with the secured claim amount of xx and the arrearages of xx. Schedule D of xxx shows the amount of claim as xx and the collateral value is xx. Therefore, the unsecured portion is xx. The Last day of filing is xx/xx/2019.	The loan has been modified once since origination. This modification agreement was signed between xx (Borrower) and the xx. According to the modified terms, the new principal balance is xx with the deferred balance of xx and an interest bearing amount of xx. The borrower promises to pay $xxx the starting rate of interest 5.625% beginning from xx/xx/2014. The new maturity date is xx/xx/2054.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan Dataxx Comparison Dataxx Variance-$xxx loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxDataxx Comparison Dataxx Variance-$xxx loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxxomplianceEase TILA Test Failed (Lvl 2)     "Loan Dataxx Comparison Dataxx Variance-$xxx loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxDataxx Comparison Dataxx Variance-$xxx loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxxissing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Florida state. The following state disclosures are missing from the loan file:

1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.
The chain of the assignment has not been completed. The last assignment is with xx
There is a civil judgment against the borrower in favor of xx in the amount of $xxxch was recorded on xx/xx/2016.
The xx taxes for the year of 2019 are delinquent in the amount of $xxx delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 8 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx55 for the due date of xx/xx/2019. The UPB reflected is in the amount of xx till the due date of xx/xx/2019.	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and the next due date for the payment is xx/xx/2019. The borrower xx had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2015 and the plan was confirmed on xx/xx/2015. According to the plan, the debtor sxxpay to the trustee $xxx00 for 3 months, then $xxx00 for 57 months. The creditor had filed the POC on xx/xx/2015 with the secured claim amount of xx and the arrearage in the amount of xx. Schedule-D in xxx shows that $xxxs unsecured portion out of claim amount of xx. No comment indicating a cram down has been found. The date of the last filing the bankruptcy was xx/xx/2019. The foreclosure was initiated and the file was referred to an attorney on xx/xx/2014. The sale was scheduled on xx/xx/2015. The borrower xx had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2015. However, the foreclosure was placed on hold. The review of payment history shows that the borrower has been delinquent for 8 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx55 for the due date of xx/xx/2019. The UPB reflected is in the amount of xx till the due date of xx/xx/2019. The loan modification agreement was made between xx. The loan has been modified once since origination. No damage and repairs have been found.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2014. The sale was scheduled on xx/xx/2015. The borrower xxhad filed the bankruptcy under chapter 13 with case#xx on xx/xx/2015. However, the foreclosure was placed on hold.

Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2015 and the plan was confirmed on xx/xx/2015. According to the plan, the debtor sxxpay to the trustee $xxx00 for 3 months, then $xxx00 for 57 months. The creditor had filed the POC on xx/xx/2015 with the secured claim amount of xx and the arrearage in the amount of xx. Schedule-D in xxx shows that $xxxs unsecured portion out of claim amount of xx. No comment indicating a cram down has been found. The date of the last filing the bankruptcy was xx/xx/2019.	The loan modification agreement was made between xx (Lender) on xx/xx/2013. According to the modified terms, the new principal balance is xx. The borrower promised to pay $xxx03 with the starting interest rate of 2.00% beginning from xx/xx/2013. The new maturity date is xx/xx/2053. There is no provision for the balloon payment and it has 3 modification steps. The loan has been modified once since origination.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The Initial escrow acct disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider's disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of California. The following state disclosures are missing from the loan file.
Impound Account Disclosure
Cosigner Notice
Private xx Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "The settlement date as per the final HUD1 is xx/xx/2006 which is different from the Note date of xx/xx/2006."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.xx which was recorded on xx/xx/2007.
The chain of assignment has not been completed. The last assignment was done from xx
No active judgment or liens have been found.
The annual xx taxes of 2019 have been paid in the amount of $xxxelinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 10 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxthe due date of xx/xx/2019. The UPB reflected is in the amount of xx till the due date of xx/xx/2019.	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and the next due date for the payment is xx/xx/2019. The borrower xx had filed bankruptcy under Chapter-13 with the case# xx on xx/xx/2017 and the plan was confirmed on xx/xx/2017. The POC was filed on 8/xx/17 with the secured claim amount of xx and the arrearage amount of xx. The Schedule-D in xxx shows that xx as unsecured portion out of claim amount of xx and the value of the property is xx. No comment indicating a cram down has been found. According to the modified chapter 13 plan filed on xx/xx/2018, the debtor sxxpay $xxx8 months, $xxx9th month and then $xxx51 months. The date of the last filing the bankruptcy was xx/xx/2019. The foreclosure was initiated and the complaint was filed on xx/xx/2014. No further details have been found regarding the foreclosure. The borrower xx had filed bankruptcy under Chapter-13 with the case# xx on xx/xx/2017. However, the foreclosure was placed on hold. The review of payment history shows that the borrower has been delinquent for 10 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxthe due date of xx/xx/2019. The UPB reflected is in the amount of xx till the due date of xx/xx/2019. The loan modification agreement was made between the borrower xx. The loan has been modified thrice since origination. No damage and repairs have been found.

Update:
As per the servicing comment dated xx/xx/2022, the borrower filed for bankruptcy under Chapter 13 case # xx. The bankruptcy is discharge but not closed monitor for terminated. No more evidence is available regarding current bankruptcy status.

Foreclosure Comments:The foreclosure was initiated and the complaint was filed on xx/xx/2014. No further details have been found regarding the foreclosure. The borrower Margret Munnings had filed bankruptcy under Chapter-13 with the case# xx on xx/xx/2017. However, the foreclosure was placed on hold.

Bankruptcy Comments:The borrower xx had filed bankruptcy under Chapter-13 with the case# xx on xx/xx/2017 and the plan was confirmed on xx/xx/2017. The POC was filed on 8/xx/17 with the secured claim amount of xx and the arrearage amount of xx. The Schedule-D in xxx shows that xx as unsecured portion out of claim amount of xx and the value of the property is xx. No comment indicating a cram down has been found. According to the modified chapter 13 plan filed on xx/xx/2018, the debtor sxxpay $xxx8 months, $xxx9th month and then $xxx51 months. The date of the last filing the bankruptcy was xx/xx/2019.	The loan modification agreement was made between the borrower xx on xx/xx/2011. The modified UPB is xx with an interest rate of 2% and a P&I of $xxxrst payment started from xx/xx/2011 with the maturity date of xx/xx/2051. There is provision for the balloon payment and it has 3 modification steps. The loan has been modified thrice since origination.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The Initial escrow acct disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider's disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Florida. The following state disclosures are missing from the loan file.
Anti-Coercion Notice
Title Insurance Disclosure
Radon Gas Disclosure
Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with the lender, xx.

The chain of assignment has not been completed. The current assignee is, xx, missing the assignment to xx
Active judgments and liens

There is a Civil Judgment recorded on xx/xx/2018 in the amount of $xxxthe favor of xx
There is a Civil Judgment recorded on xx/xx/2017 in the amount of $xxxthe favor of xx.
There is a Civil Judgment recorded on xx/xx/2019 in the amount of $xxxhe favor of xx.

There is a Civil Judgment recorded on xx/xx/2019 in the amount of $xxxthe favor ofxx.

The Combined tax for the year 2019 is paid in the amount of $xxx	According to the payment history as of xx/xx/2019, the current UPB is xx. The last payment has been received in the amount of $xxx on xx/xx/2019 which was applied for the due date of xx/xx/2019. The loan is next due for xx/xx/2019. The borrower is 6 months behind his regular payments.	Collections Comments:The loan is active in foreclosure. No sale date has been scheduled as of xx/xx/2019.
The borrower has been delinquent with loan for 6 months and is next due for xx/xx/2019.
The last payment was received on xx/xx/2019.
The loan was last modified on xx/xx/2019 with new UPB in the amount of xx.
There is no evidence of litigation and bankruptcy in the recent months of servicing comments.
As per comment dated xx/xx/2019, the insurance loss claim was reported. However, no comment indicating the reason for loss was found. No comment indicating damage to the property has been found.
Foreclosure Comments:According to servicing comment dated xx/xx/2019, the foreclosure action was initiated by referring the file to an attorney.  Later, the foreclosure action was placed on hold due to missing assignment of xx to xx  No further information was found.

Prior foreclosure action which was initiated in 2018 was stopped due to loan modification.

Bankruptcy Comments:Not Applicable	The Step loan modification agreement has been made on xx/xx/2019 between xx
The new principal balance amount xx to be paid with step interest at the starting rate of4.325% from xx/xx/2019. The new maturity date will be xx/xx/2059.  Rate reduced to 4.325% will be incremented by 1.00% until it reaches 8.400%.

Affiliated Business Disclosure Initial Escrow Acct Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxThis loan failed the seller-paid points and fees exception test.
 This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for "Seller-Paid Points and Fees.""
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test: - On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing in the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business form is missing in the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the update title report dated xx/xx/2019 the subject xx is in the first lien position. The subject xx was originated on xx.00. The chain of assignment is not complete as the current assignment is with xx There is a junior xx recorded on xx/xx/2014 in the amount of xx in the favor of xx Active Judgments and liens. There is Civil judgment recorded on xx/xx/2019 in the amount of $xxxthexx 2019 combined tax is paid in the amount of $xxx	According to the payment history as of xx/xx/2019, the borrower is delinquent for 7 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx with the interest rate of 2.615%. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in active foreclosure. According to the payment history as of xx/xx/2019, the borrower is delinquent for 7 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx with the interest rate of 2.615%. The UPB reflected as per the payment history is in the amount of xx.

The reason for default is due to loss there is decreased of income hence the reason for default is unemployment decreased of income. The subject property is occupied by owner.

Foreclosure has been already initiated and referred to attorney on xx/xx/2019 and complaint has been filed on xx/xx/2019. As per collection comment new loss mitigation application has been received on xx/xx/2019 from the borrower. However no further details are found related to foreclosure.

Foreclosure Comments:Foreclosure has been already initiated and referred to attorney on xx/xx/2019 and complaint has been filed on xx/xx/2019. As per collection comment new loss mitigation application has been received on xx/xx/2019 from the borrower.However no further details are found related to foreclosure.
Bankruptcy Comments:Not Applicable	The step modification agreement has been made on xx/xx/2018 between xx. The new principal balance amount is xx. The amount of xx is forgiven. The new rate of interest is 2.615% with the monthly payment of $xxx and P&I of $xxx and escrow amount of $xxx with the payment beginning from xx/xx/2018 to the maturity date of xx/xx/2058.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures xx Insurance Notice of Servicing Transfer	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The Initial Escrow Account Disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan is FHA ,fixed loan however the xx insurance certificate is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report at the time of closing is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the LA state. The following state disclosures are missing from the loan file:
1 Authorization Fees, Charges and Expenses for Federally Related xx Loans
2 Anti-Tying Disclosure
3 Financial Institution Choice of Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The service transfer disclosure is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form is missing in the loan file."
								* TIL not hand dated (Lvl 2) "The TIL document is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00 in favor of “xx”
The chain of assignment is completed as the subject xx is with xx
No active judgments/liens have been found in the updated title report against the borrower/subject property.
Payment history as of xx/xx/2019 shows that the loan is currently delinquent for +5 month and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) was made on xx/xx/2019 in the amount of $xxxich was applied for the due date of xx/xx/2019.
The UPB is in the amount of xx.
Collections Comments:Review of loan file and servicing comment shows that the loan is currently delinquent for +5 month and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) was made on xx/xx/2019 in the amount of $xxxich was applied for the due date of xx/xx/2019.
The UPB is in the amount of xx.
No evidence of post-closing foreclosure or bankruptcy has been found.  Borrower intention is to retain the property.  No evidence of damage or repair on subject property has been found. It seems property is in good condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement has been made between borrower and lender effect from xx/xx/2019. As per MOD borrower agreed to pay the loan with fixed interest rate of 7.00% and P&I of $xxx35. First payment was started from xx/xx/2019 and the maturity date is xx/xx/2036. The modified principal balance is xx. Under MOD servicer has agreed to forgive the principal in the amount of $xxx32 which is more than 2% of UPB.	Affiliated Business Disclosure Credit Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan is failed for TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for TILA Finance Charge Test.
Loan data xx, comparison data xx hence the variance is -$xxx."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.
The chain of the assignment has been completed. Currently, the xx is with xx xxx, xx which was recorded on xx/xx/2019.
1) There are two active state tax liens in the favor of xx in the total amount of $xxxch was recorded on xx/xx/2009 and xx/xx/2012.
The first installment xx taxes of 2019 are due in the amount of $xxx the due date xx/xx/2020. The first installment xx taxes of 2018 have been paid in the amount of $xxx delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 3 months and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxr the due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.	Collections Comments:According to servicing comments, the loan is in active foreclosure. The foreclosure was initiated and the file was referred to an attorney on xx/xx/2019. However, no further information has been found regarding foreclosure.
The review of payment history shows that the borrower has been delinquent for 3 months and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxr the due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.
This step loan modification was made between the borrower xx and the lender xx on xx/xx/2016. The borrower promises to make a monthly payment of $xxx with the interest rate of 0.500% for 60 months and $xxx with the interest rate of 0.919% beginning from xx/xx/2021 till the maturity date of xx/xx/2056. According to the modified terms, the new principal balance is in the amount of xx, the lender agrees to forgive the principal in the amount of $xxx30. This amount of principal forgiven exceeds 2% of the modified balance.
No information pertaining to bankruptcy has been found.
As per servicing comments, unable to determine the reason for default.
The comment dated xx/xx/2019 states that the subject property had roof damaged due to hail on xx/xx/2017. An insurance claim has been filed with xx. The comment dated xx/xx/2018 shows that the check # xx received in the amount of xx. The borrower had decided to repair the property by himself. As per comment dated on xx/xx/2018 Stated that borrower is not current with loan and she can’t self-repair the damages. No further details have been found stating the completion of repairs. The latest property inspection report is not available in the loan file to determine current property condition.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2019. However, no further information has been found regarding foreclosure.
Bankruptcy Comments:Not Applicable	This step loan modification was made between the borrower on xx/xx/2016. The borrower promises to make a monthly payment of $xxx with the interest rate of 0.500% for 60 months and $xxx with the interest rate of 0.919% beginning from xx/xx/2021 till the maturity date of xx/xx/2056. According to the modified terms, the new principal balance is in the amount of xx, the lender agrees to forgive the principal in the amount of $xxx30. This amount of principal forgiven exceeds 2% of the modified balance.
Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization document is missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois state. The following state disclosures are missing from the loan file.
IL Collateral Protection Insurance Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer document is missing from the loan file ."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of Rescission is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.00 with xx.
The chain of assignment has not been completed. The current assignment is with  xx. which was recorded on xx/xx/2013; however, the missing assignment is to xx
There is a junior xx against the subject property in xx  in the amount of xx which was recorded on xx/xx/1989.
Annual school taxes for the year of 2019-2020 have been paid on xx/xx/2019 in the amount of $xxxnual combined taxes for the year of 2020 have been paid on xx/xx/2019 in the amount of $xxx prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2019, the borrower is currently delinquent for 3 months and the next due date for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx, which was applied for the due date of xx/xx/2019. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the collection and the next due for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019, in the amount of $xxx which was applied for xx/xx/2019. The UPB reflected in the payment history is in the amount of xx.
The reason for the default of the borrower was an excessive obligation.
No loss mitigation activity has been initiated.
No information pertaining to bankruptcy has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Update:
No additional information found in 36 months recent collection comments.

Foreclosure Comments:As per the review of the document located at "xx.pdf pg#35", the foreclosure was initiated. The notice of lis pendency was filed by the creditor xx, xx. with the foreclosure case#xx on xx/xx/2002; however, the amended complaint was filed on with the case#xx on xx/xx/2004; however, the foreclosure file was put on hold due to loss mitigation on xx/xx/2006.
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2016 between the borrower xxThe new modified principal balance as per modification is in the amount of xx with the fixed rate of interest 3.500%. The borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2016. The maturity date as per modification is xx/xx/2056. This loan was modified once since origination.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 along with estimated Hud-1 and itemization is missing from the loan file."	* Application Missing (Lvl 2) "Final application file is missing in loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing in loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property located at xx state. The following require state disclosures are missing from the loan file.
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice.
2. NY Interest Rate Disclosure.
3. NY Hazard Insurance  Disclosure.
4. Tax Escrow Account Designation.
5. xx Bankers and Exempt Organizations Preapplication.
6. Co-Signer Notice Requirements.
7. Default Warning Notice.
8. Commitment Disclosure.
9. Lock-in Disclosure.
10. Expiration of Lock-in or Commitment Period."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by both borrowers."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx with the lenderxx
The Updated Title report reflects that the borrowers xx are divorced as per the xx recorded on xx/xx/2009 and the property is quitclaimed to xx which was recorded on xx/xx/2018 with xx
The chain of assignment has been completed. The latest assignment is withxx which was recorded on xx/xx/2019 with xx.
There is an active civil judgment in the favor of xx in the amount of xx which was recorded on xx/xx/2019 with xx /.
The annual xx taxes have been paid in the total amount of $xxxlinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 4 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxthe due date of xx/xx/2019. The UPB reflected is in the amount of xx till the due date of xx/xx/2019.	Collections Comments:The review of the collection comment shows that the loan is in foreclosure and the next due date for the payment is xx/xx/2019. The review of payment history shows that the borrower has been delinquent for 4 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxthe due date of xx/xx/2019. The UPB reflected is in the amount of xx till the due date of xx/xx/2019. The foreclosure was initiated and according to the comment dated xx/xx/2019, the file was referred to an attorney on xx/xx/2019. According to the comment dated xx/xx/2019, the reinstatement quote in the amount of xx was given to borrower for good through date of xx/xx/2019. This loan modification agreement was made between (borrowers) xx. The comment dated xx/xx/2018 reveals that the subject property is owner-occupied and borrower intends to retain the property. The comment dated xx/xx/2018 states that the reason for default was marital difficulty. No damage and repairs have been found.
Foreclosure Comments:The foreclosure was initiated and according to the comment dated xx/xx/2019, the file was referred to an attorney on xx/xx/2019. According to the comment dated xx/xx/2019, the reinstatement quote in the amount of xx was given to borrower for good through date of xx/xx/2019.
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between (borrowers) xx
The borrower promised to pay the new UPB in the amount of  xx with an annual fixed modified interest rate of 5.000 % and new P&I is in the amount of  $xxxnning from xx/xx/2018.The Interest bearing amount is xx  and there is deferred balance in the amount of xx. The balloon payment is in the amount of xx and will be due on xx/xx/2048 which is located at "xx_423257_LOANpg#551".
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxoan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxnitial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider's disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following state disclosures are missing from the loan file.
1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, in favor of xx
The chain of assignment has not been completed. The assignment from xx
No active mortgages, liens, and judgments have been found.
No prior year delinquent taxes have been found. 2nd installment of xx taxes for the year 2018 is due on xx/xx/2018 in the amount of $xxxt installment of xx taxes for the year 2018 has been paid on xx/xx/2018 in the amount of $xx.	As per the review of payment history as of xx/xx/2019, the borrower is delinquent with a loan payments for 6 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx17 which was applied for due date xx/xx/2019. The current P&I is in the amount of $xxx65 and current PITI is in the amount of $xxx17 with an interest rate of 5.125%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collections. As per the payment history as of xx/xx/2019, the borrower is delinquent with a loan payments for 6 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx17 which was applied for due date xx/xx/2019. The current UPB reflected as per the payment history is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
The reason for default is not available. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2019 and the complaint was filed on xx/xx/2019. The loan was reinstated the loan on xx/xx/2019. The foreclosure file was closed on xx/xx/2019.
Bankruptcy Comments:Not Applicable	Not Applicable	Loan Program Info Disclosure Missing Required State Disclosures	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Cash out purxxx(Lvl 2) "The subject loan is purxxxcase. Final HUD-1 dated xx/xx/2003 reflects cash to in the amount of $xxx74."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Washington State. The following required state disclosures are missing from the loan file:
1. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application
2. xx Loan Servicing Disclosure
3. Choice of Insurance Notice
4. PurxxxMoney Residential xx Loan Closing Valuation Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "Operative Index Value at the time of origination is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "The settlement date as per HUD-1 is xx/xx/2003, which is later than Note date xx/xx/2003."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.P. for the amount of xx which was recorded on xx/xx/2003 with xx.
There is a junior xx was originated xx/xx/2003 with the xx for the amount of xx which was recorded on xx/xx/2003 with thexx
There are 2 xx liens against the borrower, first with the favor of xx for the amount of $xxxch was recorded on xx/xx/2015 and second with the xx for the amount of $xxxch was recorded on xx/xx/2018.
There is civil judgment against the borrower with the xx for the amount of $xxxch was recorded on xx/xx/2003.
The chain of assignment has been incomplete. The last assignment is from xx which was recorded on xx/xx/2019. There is a gap in assignment from xx
First, second, third and fourth installments of combined taxes of the year of 2019 have been paid in the amount of $xxxxx/xx/2019, $xxxxx/xx/2019, $xxxxx/xx/2019 and $xxxxx/xx/2019. No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2019, the borrower is currently delinquent for 4 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx30 which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 5.500%.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx30 which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 5.500%. The loan was modified. The foreclosure was initiated on 2018 and the file was referred to attorney on xx/xx/2018. The complaint was filed on xx/xx/2018. However, the document located on “xx” the loan has been reinstated. The file was referred to attorney on xx/xx/2017. No further details have been found regarding the foreclosure. The borrower did not file bankruptcy. As per the comment dated xx/xx/2019, the subject property is owner occupied. As per the comment dated xx/xx/2019, the reason for default is curtailment of income. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Foreclosure Comments:According to the document located on “xx”, the foreclosure was initiated on 2018 and the file was referred to attorney on xx/xx/2018. The complaint was filed on xx/xx/2018. However, the document located on “xx” the loan has been reinstated.  The prior foreclosure document was located on “xx”, the file was referred to attorney on xx/xx/2017. No further details have been found regarding the foreclosure.
Bankruptcy Comments:Not Applicable	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made xx/xx/2013 between the borrower "xx" and lender "xx.”. As per the modified terms, the new principal balance is xx. The borrower has promised to pay the in the amount of $xxx with the interest rate of 5.500% beginning on xx/xx/2013 till maturity date of xx/xx/2053.	Affiliated Business Disclosure Missing Dicsloures Missing Required State Disclosures Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.

This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx
TILA Finance Charge Test: The loan data is xx, the comparison data is xx and the variance is -$xxx

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxILA Foreclosure Rescission Finance Charge Test: The loan data is xx, the comparison data is xx and the variance is -$xxx."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
1. NJ Application Disclosure
2. Delivery Fee Authorization
3. NJ Attorney Disclosure
4. Unacceptability of Insurance Notice
5. Attorney Disclosure II
6. Tax Bill Information
7. Private Well Testing
8. Lock-In Agreement
9. Commitment Disclosures
10. Choice of Insurer Disclosure
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "As per review, Affiliated business disclosure is missing from loan files."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan files."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the subject xx was originated on xx.
The chain of xx assignment has been completed. Currently, the xx assignment is with xx.
There is a junior xx open against subject property in the favor, xx in the amount of xx which was recorded on xx/xx/2006.
There is another junior xx open against subject property in the favor xx
There are liens open these are as follows:
There is are two Notice of Delinquent Assessments (HOA liens) open against the subject property in the favor of xx in the amount of $xxxch were recorded on xx/xx/2018 and xx/xx/2018. This HOA lien has started the foreclosure and the Notice of Default and Election to Sell for Default in Payment of Assessment lien (xx) was filed by xx on xx/xx/2019 in the amount of $xxx that time of HOA FC initiation the subject loan is with xx
First combined taxes of 2019 have been paid in the amount of $xxxcond combined taxes of 2019 are due on xx/xx/2020 in the amount of $xxx	The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2019. The delinquency has been done for 7 months. The last payment was received on xx/xx/2019 in the amount of $xxx and it was applied for the due date of xx/xx/2019. The current P&I is $xxx and interest rate is 5.625%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2019. The delinquency has been done for 7 months. The last payment was received on xx/xx/2019 in the amount of $xxx and it was applied for the due date of xx/xx/2019.
According to the xxx,xx had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2019. Chapter 13 plan was filed on xx/xx/2019, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xxx00 and regular payment will be paid directly to creditor. POC has not filed till xx/xx/2020. Plan is not confirmed.
Available servicing comment dated xx/xx/2019, the foreclosure was started by referring to attorney on xx/xx/2019. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Available servicing comment dated xx/xx/2019, the foreclosure was started by referring to attorney on xx/xx/2019. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019. Currently, the bankruptcy case is active.
Bankruptcy Comments:According to the xxx, xx had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2019. Chapter 13 plan was filed on xx/xx/2019, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xxx00 and regular payment will be paid directly to creditor. POC has not filed till xx/xx/2020. POC filing deadline is xx/xx/2020. Plan is not confirmed.	The loan modification agreement (Re-amortization Agreement (HFA modification assistance) ) was made between borrower and xx on xx/xx/2018 with the new modified unpaid principal balance is xx. From UPB, the lender had forgiven the principal balance in the amount of xx. The interest bearing amount was xx with interest rate 5.625% and the modified P&I was $xxx. The first modified payment due date was xx/xx/2058 and the maturity date will be xx/xx/2057.	Affiliated Business Disclosure	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrower."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per final HUD-1 settlement date is xx/xx/2001 which is later than Note date10/xx/2001."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2019 the subject xx was originated on xx.xxhe chain of assignment has not been completed currently the assignment  is with xx
There are 2 junior mortgages , multiple civil judgments and 1 child and 1 credit card judgment against the borrower.
The junior xx was originated on xx.xx with lender xx.
The second junior xx was originated on xx.xx with lender xx.
The multiple civil judgments  were  recorded on xx/xx/2018 for the amount of $xxxe favor of xx.
The civil judgment was recorded on xx/xx/2010 for the amount of $xxxe favor of xx and the last civil judgment was recorded on xx/xx/2011 for the amount of $xxxe favor of xx.
The child support lien was recorded on xx/xx/2018 for the amount of xx in the xx.
The credit card judgment was recorded on xx/xx/2012 for the amount of $xxxe favor of xx
The 1st installment of annual combined taxes for the year 2020 is due in the amount of $xxxll due on xx/xx/2020.
The 2nd installment of annual combined taxes for the year 2020 is due in the amount of $xxxdue on xx/xx/2020.
According to the payment history as of dated xx/xx/2019 the borrower has been delinquent for 3 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 for the amount of $xxx). The monthly P&I is in the amount of $xxx an interest rate of 2.275%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The current status of the loan is in collection.
No comments have been found regarding the foreclosure.
No evidence have been found regarding the bankruptcy.
The reason for default as per servicing comments dated xx/xx/2019 is excessive obligation.
The loan has been modified since the origination.
As per the servicing comments the subject property is owner-occupied and debtor wants to retain the property.
As per comment dated xx/xx/2019, the property was damaged due to water. The date of loss was xx/xx/2019. The loss draft xx in the amount of $xxx was received on xx/xx/2019 from xx. However, the collection comment dated xx/xx/2019 states that the inspection report has been received on xx/xx/2019 which states that the 100% repairs has been completed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender xx the new principal balance as per mod is xx. The first payment was due on xx/xx/2017 and the maturity date is xx/xx/2057. The modified P&I is in the amount of $xxx an interest rate of 2.272%. The amount of xx is the deferred principal balance. The modification does not contain balloon payment.	Affiliated Business Disclosure Credit Application Missing Dicsloures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final copy of HUD-1 is available in the loan file, located at ("xx"). However, the HUD is not signed."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report at Origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Settlement Service Providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form Disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "The final HUD-1 shows the settlement date as xx/xx/2003 which is not consistent with note date. However, the note date is xx/xx/2003."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.00 with xx Lenders, xx.
The chain of assignment has been completed. Currently, the xx is with xx
There is an active senior xx prior to the subject xx in the favor of xx
Civil judgment against the borrower in the amount of $xxx in favor of xx
Civil judgment against the borrower in the amount of $xxx in favor of xx
Combined annual tax for the year 2019 has been paid in the amount of $xxxxx/xx/2019.
School annual tax for the year 2019-2020 has been paid in the amount of $xxxxx/xx/2019.
According to the review of payment history as of xx/xx/2019, the borrower is delinquent for 5 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx95 and PITI is in the amount of $xxx09. The UPB reflected in the amount of xx.	Collections Comments:The loan is currently in collection. According to the review of payment history as of xx/xx/2019, the borrower is delinquent for 5 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx95 and PITI is in the amount of $xxx09. The UPB reflected in the amount of xx.
This loan modification agreement was made between the borrower, xx. on xx/xx/2016.
As per the comment dated xx/xx/2019, the reason for default is unemployment.
As per the servicing comment dated xx/xx/2019, the subject property is owner-occupied. No damages or repairs have been found.

Foreclosure Comments:As per the document located at “xx” and as per comment dated xx/xx/2019 the Foreclosure is initiated in the loan file. File was referred to the foreclosure Attorney on xx/xx/2017. The complaint was filed on xx/xx/2018. Service was completed on xx/xx/2018. The current foreclosure is delayed and the delay/obstruction reason is current foreclosure contested. An Answer was filed on xx/xx/2018 and the foreclosure became contested. As per the document located at “xx.pdf Pg#34”, the foreclosure complaint has been cancelled. No further details have been found.
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between the borrowerxx. on xx/xx/2016.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 5.375% and new P&I is in the amount of $xxx95 beginning from xx/xx/2016 till the maturity date xx/xx/2056. The interest-bearing amount is xx. There is no provision for the balloon payment.
Affiliated Business Disclosure Credit Application Missing Required State Disclosures	3: Curable	* Lost Note Affidavit (Lvl 3) "As per the lost note affidavit located at “xx”, an original note is lost. However; the copy of the note is located at “xx”."	* Application Missing (Lvl 2) "Final Application is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.

1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. xx Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative xx Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. xx Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.

The chain of the assignment has not been completed. The last assignment is with, xx. It should be with xx
There is a junior xx on the subject property recorded on xx/xx/2006 with the lender xx

There is a code enforcement lien against the subject property in favor of the xx

There is a civil judgment against the borrower in favor of xx
There is a civil judgment against the borrower in favor of xx.

The combined utility taxes for the year of 2019 are due in the amount of $xxx prior years delinquent taxes have been found.
As per the review of payment history as of xx/xx/2019, the borrower is currently delinquent for 100 months and the next due date for the payment is xx/xx/2011. The last payment was received on xx/xx/2019 in the amount of $xxx51 which was applied for due date xx/xx/2011. The current UPB reflected as per the payment history is in the amount of xx.

Collections Comments:As per the review of payment history as of xx/xx/2019, the borrower is currently delinquent for 100 months and the next due date for the payment is xx/xx/2011. The last payment was received on xx/xx/2019 in the amount of $xxx51 which was applied for due date xx/xx/2011. The current UPB reflected as per the payment history is in the amount of xx.

The reason for default is unemployment and decreased income. The subject property has been occupied by the owner.

As per the review of updated title report and collection comments, the foreclosure was initiated. As per the updated title located at “xx” complaint was filed on xx/xx/2016 and recorded on xx/xx/2016 with the Instrument# xx The foreclosure was reinitiated and the file was referred to an attorney on xx/xx/2019. However, the foreclosure was put on hold as the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2018. The hold was started on xx/xx/2019. The loan is in active bankruptcy.

xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018. The debtor had filed the amended chapter 13 plan on xx/xx/2018 which was confirmed on xx/xx/2018. According to the plan, the debtor sxxpay to the trustee $xxx for 1 to 4months, $xxx for 5 to 15 months and then $xxxfor 16 to 36 months. The creditor had filed the POC on xx/xx/2018 with the secured claim amount of xx and the arrearages of xx. Schedule D of the xxx shows the amount of claim as xx and the collateral value is xx. Therefore, the unsecured portion is xx.

Foreclosure Comments:The foreclosure was initiated (xx). The file was referred to an attorney but the date was not available. As per the updated title report xx, the complaint was filed on xx/xx/2016. However, as per the servicing comment (xx) dated xx/xx/2019, the foreclosure was re-initiated and the file was referred to an attorney on xx/xx/2019. The collection comment dated xx/xx/2019 shows that the file is already on hold prior to the FC referral due to active bankruptcy. xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018.
Bankruptcy Comments:xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018. The debtor had filed the amended chapter 13 plan on xx/xx/2018 which was confirmed on xx/xx/2018. According to the plan, the debtor sxxpay to the trustee $xxx for 1 to 4months, $xxx for 5 to 15 months and then $xxxfor 16 to 36 months. The creditor had filed the POC on xx/xx/2018 with the secured claim amount of xx and the arrearages of xx. Schedule D of the xxx shows the amount of claim as xx and the collateral value is xx. Therefore, the unsecured portion is xx.	Not Applicable	Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Florida state. The following state disclosures are missing from the loan file:

1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
								* Operative index value is unable to confirm (Lvl 2) "Operative index value is unable to confirm from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.  (borrower) and (lender) xx as nominee for xx, which was recorded on xx/xx/2009. The chain of assignment is complete as the subject xx is with the current assignee,xx.
No active liens and judgment have been found on updated title report.
1st installment of xx tax for the year of 2019 has been paid on xx/xx/2019 in the amount of $xxxd installment of xx tax for the year of 2019 has been paid on xx/xx/2019 in the amount of $xxxd installment of xx tax for the year of 2019 is due on xx/xx/2020 in the amount of $xxxh installment of xx tax for the year of 2019 is due on xx/xx/2020 in the amount of $xxx	Review of the payment history provided from xx/xx/2011 to xx/xx/2019 reveals that borrower has been the delinquent for 3 months. The last payment was received in the amount of $xxx on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 5.000%.	Collections Comments:The subject loan is in collection. Review of the collection comments states that the borrower has been the delinquent for 3 months. The last payment was received in the amount of $xxx on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 5.000%.
Loan modification agreement was made between the borrower and Lender on xx/xx/2017. The new modified rate is 5.000% and borrower promises to pay P&I in the amount of $xxx which was begun on xx/xx/2017. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2047. Reason for Modification is Financial Hardship.
Review of collection comment shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2018. As per collection comment dated xx/xx/2018, the loan was current with the due date of xx/xx/2018. The user has closed the foreclosure file because the loan was reinstated.
As per collection comments subject property has been occupied by the owner and is in average condition.
Foreclosure Comments:Review of collection comment shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2018. As per collection comment dated xx/xx/2018, the loan was current with the due date of xx/xx/2018. The user has closed the foreclosure file because the loan was reinstated.
Bankruptcy Comments:According to the xxx, the xx (borrower) had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2013 and the plan was confirmed on xx/xx/2014. POC was filed by Creditor on xx/xx/2014, in the secured claim amount xx and an arrearage in the amount of xx. The debtor was dismissed on xx/xx/2015 and the case was terminated on xx/xx/2015.	Loan modification agreement was made between the borrower and Lender on xx/xx/2017. The new modified rate is 5.000% and borrower promises to pay P&I in the amount of $xxx which was begun on xx/xx/2017. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2047. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Dicsloures xx Insurance	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is FHA Loan however; the MI certificate is required which is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2019 reflects that the subject xx was originated on xx.which was recorded on xx/xx/2007.
The chain of the assignment has been completed. The latest assignment is with xx
No judgment and liens were open against the borrower.
Annual xx taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2019, the borrower is currently delinquent for 2 months and the next due date for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx, which was applied for the due date of xx/xx/2019. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the collection and the next due for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019, in the amount of $xxx which was applied for xx/xx/2019. The UPB reflected in the payment history is in the amount of xx.
The reason for the default of the borrower was a curtailment of income. The borrower had made the last payment as per the modification agreement dated xx/xx/2019.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the borrowers  “xx” had filed for bankruptcy under Chapter-13 with case#xx on xx/xx/2015 and the plan was confirmed on xx/xx/2015. The POC was filed by the creditor, xx  on xx/xx/2015 with the POC amount of xx and the amount of arrearage is xx. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee for 60 months. The first 7 months in the amount of $xxx and the next 53 months in the amount of $xxx. The Schedule-D in xxx shows $xxxan unsecured portion out of claim amount xx. No comment has been found indicating a cram-down.  The debtor was dismissed on xx/xx/2016 and the case was terminated on xx/xx/2016.
According to the modification, the loan was modified on xx/xx/2019 between the borrowers” xx” and lender “xx”. The new modified principal balance per modification is in the amount of xx with interest rate starting at 2.00 % and the borrower promises to pay P&I in the amount of $xxx beginning on xx/xx/2019. The maturity date reflects per modification is xx/xx/2058. The servicer agrees to forgive the amount of $xxx15. The loan has been modified twice since origination.
Credit Report Missing Required State Disclosures	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in FL State. The following state disclosures are missing in the loan files.
1. Anti-Coercion Notice.
2. Title Insurance Disclosure.
3. Radon Gas Disclosure.
4. Insurance Sales Disclosure."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2019 the subject xx was originated on xx. The chain of assignment has been completed, currently the assignment is with xx.
There are no active liens and judgments have been found against the borrower.
Combined taxes for the year 2019/2020 of 1st installment have been paid in the amount of $xxx 2nd installment will be due on xx/xx/2020 for the amount of $xxx prior delinquency has been found.
According to the payment history as of dated xx/xx/2019 the borrower has been delinquent for 2 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 for the amount of $xxx(PITI). The monthly P&I is in the amount of $xxx with an interest rate of 7.950%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The current status of the loan is in collection.
The reason for default as per the servicing comment dated xx/xx/2019 is illness of borrower.
The borrower xx had filed bankruptcy under chapter-7 with the case#xx on  xx/xx/2012 and the case was discharged on xx/xx/2012 was terminated on xx/xx/2012.
The loan has been modified since the origination.
The subject property is owner-occupied and is in average condition. The comments dated xx/xx/2019 shows the subject property needs roof repairs. However, no comments have been found regarding the nature of damage, amount of repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter-7 with the case#xx on xx/xx/2012 and the case was discharged on xx/xx/2012 which was terminated on xx/xx/2012.	The step modification agreement was made between the lender xx, the new principal balance as per mod is xx. The first payment was due on xx/xx/2018 and the maturity date is xx/xx/2057. The modified P&I is $xxx with an interest rate of 7.950%. The amount of $xxx63 has been forgiven by servicer. The modification does not contain balloon payment.	Credit Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxxThis loan failed the TILA foreclosure rescission finance charge test.

TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxxThis loan failed the TILA foreclosure rescission finance charge test.
								The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.90 with xx. (MD).
The chain of assignment has been completed. Currently, the xx is with xx
Junior xx originated on xx.62 in xx.
Active liens and judgments against the borrower as follows:
Civil judgment against the borrower in the amount of $xxx in favor of xx.
Civil judgment against the borrower in the amount of $xxx in favor of xx
Two civil judgments against the borrower in the total amount of $xxx in favor of xx
Federal tax lien against the borrower in the amount of xx and in favor of xx
1st installment city tax for the year of 2020 has been paid in the amount of $xxxxx/xx/2019.
2nd installment city tax for the year of 2020 is due in the amount of $xxxxx/xx/2020.
According to the review of payment history as of xx/xx/2019, the borrower is delinquent for 30 days. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx42 and PITI is in the amount of $xxx18. The UPB reflected in the amount of xx.	Collections Comments:The loan is currently in collection. According to the review of payment history as of xx/xx/2019, the borrower is delinquent for 30 days. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx42 and PITI is in the amount of $xxx18. The UPB reflected in the amount of xx.
This loan modification agreement was made between the borrower xx
The reason for default is unavailable.
As per the servicing comment dated xx/xx/2019, the subject property is owner-occupied. No damages or repairs have been found.
The borrower’s intention is to keep the property.

Foreclosure Comments:The foreclosure was initiated. The date of file referred to an attorney, complaint filed and judgment entered are unavailable. As per the comment dated xx/xx/2018, the foreclosure sale was scheduled for xx/xx/2018. However, as per the comment dated xx/xx/2018, the foreclosure was put on hold for loss mitigation workout. No further details have been found.
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between the borrower xx
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 8.650% and new P&I is in the amount of $xxx75 beginning from xx/xx/2019 till the maturity date xx/xx/2058. The interest-bearing amount is xx and the principal has been forgiven in the amount of xx. There is no provision for the balloon payment.
However; as per the notice of loan modification agreement adjustment document located at “xx”, the principal has been adjusted to xx and the P&I in the amount of $xxx42. As per the payment history the borrower has been making the payment in the amount of $xxx42.
Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Virginia state. The following state disclosures are missing from the loan file:

1. VA Application Disclosure
2. Choice of Settlement Agent Disclosure
3. Disclosure of Charges For Appraisal or Valuation
4. Copy of Appraisal or Statement of Appraised Value"
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xxThe chain of assignment has not been completed. The latest assignment is with “xx”, which was recorded on xx/xx/2019; however, it should have been with xx.
No active judgments or liens have been found.
The annual xx taxes for the year 2019-2020 have been paid on xx/xx/2019 in the amount of $xxxrior year's delinquent taxes have been found.
As per the review of payment history as of xx/xx/2019, the borrower has been delinquent with the loan for 3 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxch was applied for due date xx/xx/2019. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to the servicing comments, the loan is in collections.

As per the review of payment history as of xx/xx/2019, the borrower has been delinquent with the loan for 3 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxch was applied for due date xx/xx/2019. The current UPB reflected as per the payment history is in the amount of xx.

Reason for default is an excessive obligation.

The comments history dated xx/xx/2019 shows that the subject property is owner-occupied.

No BPO/inspection has been provided.

update:
No additional information found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This step loan modification agreement was made between (borrower)xx
The unpaid principal balance was xx with an interest rate of 2.00% which steps up in 3 steps ending at 3.810%. The borrower promises to pay the monthly P&I of $xxxnning from xx/xx/2016. The maturity date is xx/xx/2052.
The prior modification was done on xx/xx/2013.	Affiliated Business Disclosure Missing Required State Disclosures xx Insurance Notice of Servicing Transfer	2: Acceptable with Warnings	* Cash out purxxx(Lvl 2) "The subject loan is purxxxcase. Final HUD-1 dated xx/xx/2006 reflects cash to in the amount of $xxxplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the tax service fee test & the seller-paid points and fees exception test."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* MI, FHA or MIC missing and required (Lvl 2)     "The loan is FHA. As per appraisal report, the LTV is 99.216%. However, the xx Insurance Certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of Service Providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Florida. The following required State disclosures are missing from the loan file:
1. Anti-Coercion Notice.
2. Radon Gas Disclosure.
3. Insurance Sales Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Form is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.00, with the lender xx asxx

The chain of assignment has not been completed. The current assignment is with xx

There is one junior xx which was originated on xx.29, with xx
The annual installment of utility jurisdiction tax for the year 2019 is past due in the amount of $xxxxx/xx/2019 which is good through till xx/xx/2020.
The annual installment of city jurisdiction tax for the year 2019 has been paid in the amount of $xxxxx/xx/2019.
No prior year delinquent taxes have been found.	According to the review of payment history as of xx/xx/2019, the borrower is current with the loan. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected in the amount of xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is in performing and the borrower is current with the loan. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected in the amount of xx.
As per the comment dated xx/xx/2019, the reason for default is a payment dispute.
The Step modification agreement was signed between the borrower xx
The comment dated xx/xx/2019 shows that the subject property has been occupied by the owner. The latest BPO is not available. As per the comment dated xx/xx/2018, the roof has been broken. However, no further details have been found regarding the repair and the amount of damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This Step modification agreement was signed between the borrower xx on xx/xx/2017. The Unpaid Principal Balance is xx with interest rate 2.00% which steps up in 6 steps ending at 6.500%. The borrower promises to pay the monthly P&I of $xxx beginning from xx/xx/2017. The maturity is xx/xx/2050.	Affiliated Business Disclosure Missing Required State Disclosures xx Insurance Notice of Servicing Transfer	2: Acceptable with Warnings	* Escrow for MI but no MI cert in file (Lvl 2) "This loan is FHA. The loan was originated on xx. No indication of any changes in loan type found in the loan file. However, xx insurance certificate is missing from loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is FHA. The loan was originated on xx.  No indication of any changes in loan type found in the loan file. However, xx insurance certificate is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "The service provider document is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file.
1. Affidavit of Consideration
2. Affidavit of Disbursement
3. First Time Buyers Affidavit
4. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5. Balloon Payment
6. No Escrow Account
7. Mandatory Binding Arbitration Disclosures"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer document is missing from loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business form is missing from loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019, shows that the subject xx was originated on xx.
The chain of assignment has not been completed. The assignment is with xx which was recorded on xx/xx/2017. However, it should be with xx
There is a junior judgment (xx, Medical Lien) in the favor of xx in the amount of $xxxch was recorded on xx/xx/2014.
1st installment of combined jurisdiction tax of 2020 is due in the amount of $xxxxx/xx/2020.
2nd installment of combined jurisdiction tax of 2020 is due in the amount of $xxxxx/xx/2020.
3rd installment of combined jurisdiction tax of 2019 has been paid in the amount of $xxxxx/xx/2019.
4th installment of combined jurisdiction tax of 2019 has been paid in the amount of $xxxxx/xx/2019.
No prior year delinquent taxes have been found.	According to the review of payment history as of xx/xx/2019, the borrower has been delinquent for 2 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx17. The UPB reflected in the amount of xx.

Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for 2 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx17. The UPB reflected in the amount of xx.
The loan modification agreement was made between (borrower) xx
The comment dated xx/xx/2019 shows that the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed bankruptcy under chapter-13 with case# xx on xx/xx/2017 and the plan was confirmed on xx/xx/2017. The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is $xxxer the chapter 13 plan, the debtor sxxpay to the trustee the sum of $xxxr month for a period of 60 months. The date of the last filing is xx/xx/2019.	This loan modification agreement was made between (borrower) xx.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 5.500% and new P&I is in the amount of $xxx beginning from xx/xx/2017. The maturity is xx/xx/2057. There is no provision for the balloon payment.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures xx Insurance Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application / 1003 is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* MI, FHA or MIC missing and required (Lvl 2)     "MI Certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at NJ State. The following state disclosures are missing from the loan file.
1. NJ Attorney Disclosure
2. Unacceptability of Insurance Notice
3. Attorney Disclosure II
4. Tax Bill Information
5. Private Well Testing
6. Choice of Insurer Disclosure
7. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2019, the subject xx was originated on xx. which was recorded on xx/xx/2007.
The chain of assignment has been completed. The current assignment is with xx.
There are three Tax xx open against the subject property is in the favor of xx. The first tax xx is in the amount of $xxxch was recorded on xx/xx/2011. The second tax xx is in the amount of $xxxch was recorded on xx/xx/2011. The third tax xx is in the amount of xx which was recorded on xx/xx/2012.
There are two active Civil Judgment against the borrower  in the favor of  xx total in the amount of $xxxich were recorded on xx/xx/2013 and xx/xx/2014.
Annual Combined tax for the year of 2019 have been due in the amount $xxxnual Combined tax for the year of 2018 have been paid in the amount $xxx prior year delinquent taxes have been found.

The review of payment history shows that the borrower has been delinquent for 3 months and next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2019. The UPB is reflected in the latest payment history in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in Collections and next due date for the payment is xx/xx/2019.
The review of payment history shows that the borrower has been delinquent for 3 months and next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2019. The UPB is reflected in the latest payment history in the amount of xx.
The reason for default is unable to be determined.
As per the servicing comments, the subject property is owner occupied. No damages or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This step loan modification agreement was made between (borrower), xx on xx/xx/2018. The unpaid principal balance is xx with the interest rate 2.00% which steps up in 5 steps ending at 5.875%. The borrower promises to pay the monthly P&I of $xxx beginning from xx/xx/2018. The maturity date will be on xx/xx/2058.	Missing Required State Disclosures xx Insurance Right of Rescission	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "MI certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas state.The following state disclosures are missing from the loan file.
1. Commitment Requirement/Anti-Tying
2. TILA Disclosures in Spanish
3. Home Equity Consumer Disclosure
4. Home Equity Loan Interest and Fees Preclosing Disclosure
5. Home Equity Loan Copies of Documents
6. Home Equity Loan Rescission Notice
7. Fair Market Value of Homestead Property Acknowledgment
8. Home Equity Loan Notice of Address for Borrower Notification of Violation
9. Choice of Insurance Notice
10. Collateral Protection Insurance Disclosure
11. Non-Deposit Investment Product Disclosure Are there any promotional materials?
12. Insurance Solicitation/Post Commitment Requirement
13. Construction Loan Disclosure"
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2019, the subject xx was originated on xx.xx, with xx
The chain of assignment has not been completed. Currently, the xx is with xx xx which was recorded on xx/xx/2017. It should be the xx
There are 2 judgments against the borrower  in the total amount of xx.9 in the favor of xx
2nd installment taxes for the year of 2019 have been due in the amount of $xxx installment taxes for the year of 2019 have been paid in the amount of $xxxal utility charges for the year of 2019 have been delinquent in the amount of $xxx	As per the review of the payment history, the borrower has been delinquent for 30+days and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for xx/xx/2019. The UPB is xx. The current P&I is $xxxPITI is $xxx	Collections Comments:The loan is in currently in the collections and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for xx/xx/2019.
The borrower xx had filed bankruptcy under chapter- 7 with the case#xx on xx/xx/2010. The debtor was discharged on xx/xx/2013 and the case was terminated on xx/xx/2013.
The loan was modified once since origination. As per comment dated xx/xx/2018, the reason for default is excessive obligation. As per comment dated xx/xx/2018, the property is owner occupied. No repairs and damages have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed bankruptcy under chapter- 7 with the case#xx on xx/xx/2010. The POC was filed on xx/xx/2010, the POC amount is xx and the arrearage amount is xx. The plan was confirmed on xx/xx/2011.
The amended schedule D of xxx dated 01/xx/13 shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx. The debtor was discharged on xx/xx/2013 and the case was terminated on xx/xx/2013.

This modification agreement was made between on xx/xx/2015. As per the modified term, the new principal balance is xx. The borrower promises to pay the amount of $xxxhly with a modified interest rate of 4.000%, beginning from xx/xx/2015. The maturity is xx/xx/2055. As per comment dated xx/xx/2019 comment found principal forgiveness eligible is $xxxferred balance is $xxx	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maryland State. The following required state disclosures are missing from the loan file.

1. Affidavit of Consideration
2. Affidavit of Disbursement
3. First Time Buyers Affidavit
4. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5. Balloon Payment
6. No Escrow Account
7. Mandatory Binding Arbitration Disclosures
8. Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xxhe chain of the assignment has not been completed. Currently, the assignment is with  xx.
1) There is an active civil judgment against the borrower in the favor of  xx which was recorded on xx/xx/2015 for the amount of $xxxhere is a junior xx in the favor of xx which was recorded on xx/xx/2006 in the amount of xx.
The first and second installment xx taxes of 2018 have been paid in the amount of xx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 2 months and next due date for the payment is xx/xx/2019. The last payment was unable to determine the amount of $xxxthe due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.	Collections Comments:According to servicing comments, the loan is in the collection. The review of payment history shows that the borrower has been delinquent for 2 months and next due date for the payment is xx/xx/2019. The last payment was unable to determine the amount of $xxxthe due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.
update:
update:
As per the servicing comment dated xx/xx/2024, the borrower filed for bankruptcy under Chapter 13 with case# #xx on xx/xx/2024 and poc filed on xx/xx/2024.
As per the servicing comment dated xx/xx/2024, Order Confirming Chapter 13 Plan.
As per servicing comment dated xx/xx/2024 the foreclosure sale date was scheduled for xx/xx/2024  xx. As per servicing comment dated xx/xx/2024, the foreclosure hold approved xx/xx/2025.
According to servicing comments dated xx/xx/2024, the subject property need to repair roof, there is no evidence to confirm the current status of repairs.
According to servicing comments dated xx/xx/2024, property owner occupied.

The step loan modification agreement was made on xx/xx/2019 between the borrower xx The borrower promises to make a monthly payment of $xxx the interest rate of 2.625% for 36 months. This loan modification agreement has four steps and the last step is in the amount of $xxx the interest rate of 5.500% beginning from xx/xx/2024 till the maturity date of xx/xx/2059. The deferred balance amount is xx and the interest-bearing amount is xx. The New Principal Balance stated in the modification is xx.
The borrower had filed bankruptcy under chapter 7 with the case #xx on xx/xx/2010. The motion for relief from stay was filed on xx/xx/2010. The case was discharged on xx/xx/2011 and terminated on xx/xx/2011. xxx, Schedule-D shows the amount of xx as an unsecured portion out of the amount of claim xx and the value of the collateral is xx. Did not see any comments reflecting cram down.
According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2018. The complaint was filed on xx/xx/2018. However, the comment dated xx/xx/2019 shows that the foreclosure was put on hold due to loss mitigation.
The comment dated xx/xx/2018 states that the litigation was filed and litigation was filed for an additional fee is in the amount of $xxxr, no details were found regarding the litigation. Further information is not available to confirm whether the litigation hold was removed.
The comment dated xx/xx/2018 reflects that the foreclosure was contested. However, the contested was filed for additional fees. Further information is not available to confirm whether the contested matter was resolved.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine current property condition. No damaged and repairs have been found.
Update:
As per the servicing comment dated xx/xx/2024, the borrower filed for bankruptcy under Chapter 13 with case# #xx on xx/xx/2024 and poc filed on xx/xx/2024.
As per the servicing comment dated xx/xx/2024, Order Confirming Chapter 13 Plan.
As per servicing comment dated xx/xx/2024 the foreclosure sale date was scheduled for xx/xx/2024 final bid amount Bid Amount xx. As per servicing comment dated xx/xx/2024, the foreclosure hold extended xx/xx/2025, hold reason not found.
According to servicing comments dated xx/xx/2024, the subject property need to repair roof, there is no evidence to confirm the current status of repairs.
According to servicing comments dated xx/xx/2024, property owner occupied.

Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2018. The complaint was filed on xx/xx/2018. However, the comment dated xx/xx/2019 shows that the foreclosure was put on hold due to loss mitigation.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter 7 with the case #xx on xx/xx/2010. The motion for relief from stay was filed on xx/xx/2010. The case was discharged on xx/xx/2011 and terminated on xx/xx/2011. xxx, Schedule-D shows the amount of xx as an unsecured portion out of the amount of claim xx and the value of the collateral is xx. Did not see any comments reflecting cram down.	The step loan modification agreement was made on xx/xx/2019 between the borrower, xx. The borrower promises to make a monthly payment of $xxx the interest rate of 2.625% for 36 months. This loan modification agreement has four steps and the last step is in the amount of $xxx the interest rate of 5.500% beginning from xx/xx/2024 till the maturity date of xx/xx/2059. The deferred balance amount is xx and the interest-bearing amount is xx. The New Principal Balance stated in the modification is xx.	Initial Escrow Acct Disclosure Missing Required Disclosures Missing Required State Disclosures	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois state. The following state disclosures are missing from the loan file.
IL Collateral Protection Insurance Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Operative index value is unable to confirm (Lvl 2) "The operative index value is unable to be determined from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the subject xx was originated on xx.xx with xx as a nominee for xx
The chain of xx assignment has not been completed. Currently, the xx assignment is withxx
There is an active HOA Lien / COA Lien against subject property in the total amount of xx recorded on xx/xx/2012 which was held by xx
The annual xx taxes are due in total amount of $xxx/xx/2020 for the year of 2019.
As per review of payment history as of xx/xx/2019, borrower is making payment regularly. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2019 in the amount of $xxx the interest rate of 2.00%.The current unpaid principal balance is in the amount of xx.	Collections Comments:As per servicing comments the loan is in bankruptcy. As per review of payment history as of xx/xx/2019, borrower is making payment regularly. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2019 in the amount of $xxx the interest rate of 2.00%.The current unpaid principal balance is in the amount of xx.

Borrowers have filed Bankruptcy under chapter-13 on xx/xx/2014 with the case#xx. The POC was filed on xx/xx/2019 with claim in the amount of xx with no arrears. The plan was filed on xx/xx/2014. The amended plan was filed on xx/xx/2015 which was confirmed on xx/xx/2015. As per amended plan borrower the subject xx was secured. The xxx was filed on xx/xx/2007. The borrowers were discharged on xx/xx/2019 and the bankruptcy has not been terminated yet. No evidences of cram down have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx have filed Bankruptcy under chapter-13 on xx/xx/2014 with the case#xx. The POC was filed on xx/xx/2019 with claim in the amount of xx with no arrears. The plan was filed on xx/xx/2014. The amended plan was filed on xx/xx/2015 which was confirmed on xx/xx/2015. As per amended plan the subject xx claim was secured. The xxx was filed on xx/xx/2007. The borrowers were discharged on xx/xx/2019 and the bankruptcy has not been terminated yet. No evidences of cram down have been found.	The loan was modified on xx/xx/2018. As per agreement the new principal balance is in the amount of xx. The amount of xx has been deferred from new principal balance. The total interest bearing principal is in the amount of xx. In addition to this, the lender has agreed that amount of $xxx this deferred balance is eligible for conditional forgiven. Upon borrower successful payment of 3 consecutive on time payments and unpaid on the last day of any month, on each of the first, second and third anniversaries the lender agrees to wave the 1/3 of the deferred unpaid balance by $xxxrower had promised to pay P&I payment in the amount of $xxx the interest rate of 2.00% which was started on xx/xx/2018. This is a step rate modification agreement; the initial rate of interest was started from 2.00% with monthly P&I payment amount of $xxxwill end on 4.00% with monthly P&I payment amount of $xxxturity date of agreement is xx/xx/2044.	Affiliated Business Disclosure Balloon Rider Initial Escrow Acct Disclosure Missing Required State Disclosures	3: Curable	* Lost Note Affidavit (Lvl 3) "The original note has been misplaced or destroyed. The lost note affidavit is located at "xx"."	* Balloon Rider Missing (Lvl 2) "This is a balloon xx.xxhe balloon rider is missing in the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in “Florida” State. The following disclosures are missing in the loan file.
1) Anti-Coercion Notice
2) Insurance Sales Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020 the subject xx was originated on xx.xxhich was recorded on xx/xx/2007.
The chain of the assignment has not been completed. The latest assignment is from xx of xx However, the assignment is missing from  xx to xx
There are multiple ECB liens against borrower in the favor ofxx in the total amount of $xxxich the lien matches the property address but not the borrower name which were recorded on different dates. The property is located in the state of xx. However, there is a possibility of property getting foreclosed due to above unpaid liens. This can be cured by paying off the above unpaid liens with late charges and accrued interest.

Annual borough taxes for the year 2020 are paid in the amount of $xxxdelinquent taxes have been found.	According to the payment history as of xx/xx/2019, the borrower has been delinquent for 02 months and the next due is xx/xx/2019. The last payment was received is not available and P&I in the amount of $xxxh was applied on xx/xx/2019 with interest rate 2.000 % and PITI in the amount of $xxx	Collections Comments:As per the servicing comments, the loan is in collections. The reason for default is unable to be determined. The current occupancy of borrower is occupied by unknown party.
The borrower has been delinquent for 02 months and the next due is xx/xx/2019. The last payment was received is not available and P&I in the amount of $xxxh was applied on xx/xx/2019 with interest rate 2.000%.
The loan was modified on xx/xx/2018.
The borrower xx had filed bankruptcy under chapter 07 with the case#xx on xx/xx/2016. The debtor plan was discharged on xx/xx/2019. The plan was terminated on xx/xx/2019.
Foreclosure Comments:The updated title dated xx/xx/2020, the foreclosure was initiated and complaint was filed on xx/xx/2009 which is located at "xx". The 1st amended lis pendens was filed on xx/xx/2013 with xx which is located at "xx. The judgment of foreclosure and sale was filed on xx/xx/2015 with xx which is located at "xx. However, the release of lis pendens was filed on xx/xx/2019 which is located at "xx". As per the servicing comments, the foreclosure was initiated but the foreclosure was put on hold due to court delay. However, the hold was ended. The comment dated xx/xx/2019, states that the step sale was scheduled on xx/xx/2019. No further details have been found.
Bankruptcy Comments: As per xxx report, the borrower xx had filed bankruptcy under chapter 07 with the case#xx on xx/xx/2016. The debtor plan was discharged on xx/xx/2019. The plan was terminated on xx/xx/2019. The order on motion for relief from stay was filed on xx/xx/2019.	This step modification agreement was signed between the borrower xx The loan has been modified once since origination. The loan modification was made on xx/xx/2018. According to the modified terms, the new principal balance is in the amount of xx. The borrower promises to pay $xxx the rate of interest starting with 2.000 % beginning from xx/xx/2018. The new maturity date is xx/xx/2058. The interest bearing is in the amount of xx. There is a deferred balance in the amount of xx. There is a principal forgiven in the amount of xx.	Affiliated Business Disclosure HUD-1 Closing Statement Loan Program Info Disclosure Missing Required State Disclosures	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is available in the loan file, however, some points and fees are handwritten."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Seller-Paid Points and Fees Exception Test: FAIL
This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxicitly provided for
"Seller-Paid Points and Fees"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator shows Moderate as Seller-Paid Points and Fees Exception Test failed."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. xx Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative xx Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. xx Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period"
* Operative index value is unable to confirm (Lvl 2)     "Operative Index value is unable to be determined from the loan files."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 1) "Affiliated Business Disclosure is missing from the loan file."	Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2019, the subject xx was originated on xx.
The chain of xx assignment has been completed. Currently, the xx assignment is with xx.

There are two state tax liens open against the borrower "xx" in the favor xx in the amount of xx which were recorded on xx/xx/2013 and xx/xx/2014.
Annual combined taxes of 2018 have been paid in the amount of $xxxnual combined taxes of 2019 are due on xx/xx/2020 in the amount of $xx.	The payment history dated as of xx/xx/2019 reveals that the borrower is making payments regularly. The payment next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx and it was applied for the due date of xx/xx/2019. The current P&I is $xxx and interest rate is 3.50%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections and currently in performing status.
The payment history dated as of xx/xx/2019 reveals that the borrower is making payments regularly. The payment next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx and it was applied for the due date of xx/xx/2019.
Available servicing comment and documents in file reveal that loan is in foreclosure since 2017. Foreclosure referred to attorney was completed on xx/xx/2017. Complaint xx) was filed on xx/xx/2018 with the case# xx. Comment dated xx/xx/2018 states that the sale scheduled on xx/xx/2019 was rescinded and no sale has been scheduled. The motion to dismiss the foreclosure case was granted. No further details have been found.
No bankruptcy filing has been found by borrower.
According to collection comment, no damages or repairs have been found. Comment dated xx/xx/2019 states that the property is occupied by owner. Comment dated xx/xx/2019 states that the reason for default is excessive obligation.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2017. Foreclosure referred to attorney was completed on xx/xx/2017. Complaint xx was filed on xx/xx/2018 with the case#xx. Comment dated xx/xx/2018 states that the sale scheduled on xx/xx/2019 was rescinded and no sale has been scheduled. The motion to dismiss the foreclosure case was granted. Same day comment state foreclosure was closed due to loan reinstated. No further details have been found.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between xx on xx/xx/2017 with a new principal balance of xx with fixed rate of 3.50%. The borrower promised to pay monthly P&I payment in the amount of $xxx beginning on xx/xx/2017 and ends with the maturity dated on xx/xx/2057.	Credit Application Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from loan file. However, data is captured from the initial application located at "xx"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk indicator is Moderate due to
This loan failed the TILA finance charge test.
This loan failed the TILA rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. Loan data is xx, comparison data is xx and variance is -$xxx.
This loan failed the TILA rescission finance charge test. Loan data is xx, comparison data is xx and variance is -$xxx."
* Missing Required Disclosures (Lvl 2)     "List of service Providers disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "Below Sate disclosures are missing from loan file;
Amortization Schedule Disclosure, Credit Property Insurance Disclosure,
Fee Agreement, Priority of Security Instrument Disclosure,
Attorney Selection Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from loan file."
								* Property is Manufactured Housing (Lvl 2) "According to appraisal (xx) report dated xx/xx/2001, the subject property is manufactured house. xx legal (xx) contains serial number# xx. Alta7 endorsement xx) is also attached with Final title policy at origination. No affixation document has been found in the loan file. Tax report from updated title shows subject property is Mobile home model# Dream Home/2001 and also shows separate assessment for land and improvement."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.xxThe chain of the assignment has been completed. The current assignment is with xx, which was recorded on xx/xx/2019.
There is a junior xx against the subject property in favor ofxx, in the amount of xx which was recorded on xx/xx/2008.
There is a civil judgment against the borrower in favor of xx
The first and second installments city taxes of 2018-2019 have been paid in the total amount of $xxxrior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2019, the borrower has been delinquent for 2 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 is in the amount of $xxxch was applied for xx/xx/2019. The current UPB reflected as per the tape of the payment history is in the amount of xx.	Collections Comments:According to the servicing comments, the loan is in collections.

According to the payment history as of xx/xx/2019, the borrower has been delinquent for 2 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 is in the amount of $xxxch was applied for xx/xx/2019. The current UPB reflected as per the tape of the payment history is in the amount of xx.

The reason for default is an excessive obligation.

The comments history dated xx/xx/2019 shows that the subject property is owner-occupied.

No BPO/inspection has been provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between the borrowers xx
The unpaid principal balance was xx with an interest rate of 4.625%. The borrower promises to pay the monthly P&I of $xxxnning from xx/xx/2018. The maturity is xx/xx/2050.
The prior modification was done on xx/xx/2016.	Affiliated Business Disclosure ARM Rider Loan Program Info Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Cash out purxxx(Lvl 2) "The subject loan is purxxxcase. Final HUD-1 dated xx/xx/2006 reflects cash to in the amount of $xxxn program disclosure missing or unexecuted (Lvl 2) "The Loan Program disclosure is missing from the loan file."
* xx - Missing required ARM Rider (Lvl 2)     "The ARM Rider is missing from the loan file."
* xx Riders incomplete / inaccurate (Lvl 2)     "The ARM Rider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "We are unable to determine the operative index value from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrowers."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.xx, with xx
The chain of assignment has been completed. The missing assignments are withxx recorded on xx/xx/2019 with xx
Active mortgages, liens and judgments are as follows:
There is one xx in the favor xx in the amount of xx.
There is medical lien in the favor xx in the amount of $xxx taxes are paid in the amount of $xxx	According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 3 months. The last payment was received on xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 3 months. The last payment was received on xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.
As per the modification agreement dated xx/xx/2014, the UPB is in the amount of xx with xx deferred balance.The borrower promises to pay $xxx a modified interest of 8.950% starting xx/xx/2014 till xx/xx/2037.The modification have Balloon payment of $xxx.
As per review the document "xx",the foreclosure was initiated. The file was referred to an attorney on xx/xx/2018.No further details are available.
According to the xxx, the borrowers xx  had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2015. The POC was filed on xx/xx/2016, the POC amount is xx and the arrearage amount is $xxxchedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx. There is no comment indicating a cram down.
The reason for default is not mentioned. As per the servicing comments dated xx/xx/2019, the subject property is owner occupied. No comments have been found which states the intention of the borrower and the current condition of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrowers xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2015. The POC was filed on xx/xx/2015, the POC amount is xx and the arrearage amount is $xxxchedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx. There is no comment indicating a cram down.	As per the modification agreement dated xx/xx/2014, the UPB is in the amount of xx with xx deferred balance.The borrower promises to pay $xxx a modified interest of 8.950% starting xx/xx/2014 till xx/xx/2037.The modification have Balloon payment of $xxx.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with the estimated HUD and itemization are missing from the loan files."	* Application Missing (Lvl 2) "As per review, final loan application is missing from loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "As per review,Final TIL is missing from loan files."
* Loan program disclosure missing or unexecuted (Lvl 2)     "As per review, Loan program disclosure is missing from loan files."
* Missing Appraisal (Lvl 2)     "As per review, Appraisal is missing from loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia State. The following required state disclosures are missing from the loan file.
1. VA Application Disclosure
2. Choice of Settlement Agent Disclosure
3. Disclosure of Charges for Appraisal or Valuation
4. Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "As per review, Service transfer disclosure is missing from loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "As per review, Affiliated business disclosure is missing from loan files."
								* Right of Rescission missing or unexecuted (Lvl 2) "As per review, Loan seems to be in refinance as HUD and Application is missing from loan files.However in that case ROR is missing from loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx. which was recorded on xx/xx/2002.
The chain of the assignment has been completed. The last assignment is withxx which was recorded on xx/xx/2019.
No active judgments or liens have been found against the subject property/the borrower.
Combined Annual taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019. No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2019, the borrower has been delinquent for 3 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx29 which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 6.000 % and P&I is $xxx.	Collections Comments:The loan is currently in collection and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx29 which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 6.000 % and P&I is $xxx. According to comment dated xx/xx/2019, the reason for default is excessive obligation. The same dated comment states that the subject property is owner occupied.
According to comment dated xx/xx/2018, the foreclosure was initiated in 2017 and the file was referred to an attorney on xx/xx/2017. The complaint was filed on xx/xx/2017. The service was completed on xx/xx/2017. The judgment was entered on xx/xx/2017. The sale was scheduled on xx/xx/2018. However, the sale has been postponed due to reinstatement. The same comment states that the funds had been received to reinstate the loan in the amount of xx.
According to comment dated xx/xx/2019, the foreclosure was restarted and the file was referred to an attorney on xx/xx/2019. xx was filed on xx/xx/2019. According to comment dated xx/xx/2019, the foreclosure was put on hold due to service delay. According to comment dated xx/xx/2019, the borrower had reinstated the account with the amount of xx. The foreclosure file was closed on xx/xx/2019. According to comment dated xx/xx/2019, the sale was scheduled on xx/xx/2019. Dismissal/recession of foreclosure action was filed on xx/xx/2019.
No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.

Foreclosure Comments:According to comment dated xx/xx/2018, the foreclosure was initiated in 2017 and the file was referred to an attorney on xx/xx/2017. The complaint was filed on xx/xx/2017. The service was completed on xx/xx/2017. The judgment was entered on xx/xx/2017. The sale was scheduled on xx/xx/2018. However, the sale has been postponed due to reinstatement. The same comment states that the funds had been received to reinstate the loan in the amount of xx.
According to comment dated xx/xx/2019, the foreclosure was restarted and the file was referred to an attorney on xx/xx/2019. xx was filed on xx/xx/2019. According to comment dated xx/xx/2019, the foreclosure was put on hold due to service delay. According to comment dated xx/xx/2019, the borrower had reinstated the account with the amount of xx. The foreclosure file was closed on xx/xx/2019. According to comment dated xx/xx/2019, the sale was scheduled on xx/xx/2019. Dismissal/recession of foreclosure action was filed on xx/xx/2019.

Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required Disclosures Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file. However, values are updated from transmittal summary located at "351784146_423674_LOAN Pg#617"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.108%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: FAIL Loan Data: 0.000% Comparison Data: 6.108% Variance: -6.108%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Louisiana State. The following required state disclosures are missing from the loan file.
1. Authorization Fees, Charges and Expenses for Federally Related xx Loans
2. Anti-Tying Disclosure
3. Financial Institution Choice of Insurance Disclosure"
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2019 shows that the subject xx was originated on xx.
The chain of assignment has not been completed. The current assignment is withxx, which was recorded on xx/xx/2019; however, it should have been with
No active judgments or liens have been found.
The first and second installment are due in the amount of $xxxxx/xx/2020 and in the amount of $xxxxx/xx/2020.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2019, the borrower has been delinquent for 1 month and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx, which was applied for xx/xx/2019. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to the servicing comments, the loan is in foreclosure.

According to the payment history as of xx/xx/2019, the borrower has been delinquent for 1 month and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx, which was applied for xx/xx/2019. The current UPB reflected as per the payment history is in the amount of xx.

Reason for default is an illness of the borrower/family.

The comments history dated xx/xx/2019 shows that the subject property is owner-occupied.

No BPO/inspection has been provided.

Foreclosure Comments:The comment history dated xx/xx/2019, the foreclosure was initiated in 2018 and the file was referred to an attorney on xx/xx/2018. The complaint was filed on xx/xx/2018. The service was completed on xx/xx/2018. No further information has been found.

Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower xx
The unpaid principal balance is xx with an interest rate of 4.250%. The borrower promises to pay the monthly P&I of $xxx beginning from xx/xx/2016. The maturity is xx/xx/2055.
The prior modification was done on xx/xx/2012.
Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The property is located in state of Ohio. The following required State Disclosures are missing from the loan file;
1. Equal Credit Availability Notice.
2. Insurance Tying Disclosure.
3. Non-Deposit Insurance Disclosure."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with xx as a nominee forxx
The chain of xx assignment has been completed. Currently, the xx assignment is withxx recorded on xx/xx/2019.
There is a junior xx against subject property originated on xx.00 with xx xx
No active judgments or liens have been found.
The combined annual taxes have been paid in the total amount of $xxx the year of 2019.
As per review of payment history as of xx/xx/2019, borrower is 2 months delinquent. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2019 in the amount of $xxx with the interest rate of 6.50%.The current unpaid principal balance is in the amount of xx.	Collections Comments:As per servicing comments the loan is in collections. As per review of payment history as of xx/xx/2019, borrower is 2 months delinquent. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2019 in the amount of $xxx with the interest rate of 6.50%.The current unpaid principal balance is in the amount of xx.
update:
As per the servicing comment dated xx/xx/2024, property occupancy vacant.

No details are available regarding foreclosure proceedings and bankruptcy.

Foreclosure Comments:According to updated title report dated xx/xx/2020, the notice of sale was filed, xx (Servicer) against.  xx initiated the foreclosure by filing the notice of substitute of trustee’s sale recorded on xx/xx/2014 with xx. The foreclosure sale was scheduled for xx/xx/2014 at 01:00 pm. No further details are available regarding this foreclosure proceeding.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds"
* Missing Appraisal (Lvl 2)     "Appraisal report at origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in “Texas” State. The following disclosures are missing in the loan file.
1) TX Loan Agreement Notice
2) Commitment Requirement/Anti-Tying
3) TILA Disclosures in Spanish
4) Choice of Insurance Notice
5) Collateral Protection Insurance Disclosure
6) Non-Deposit Investment Product Disclosure Are there any promotional materials?
7) Insurance Solicitation/Post Commitment Requirement
								8) Construction Loan Disclosure"		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx.
The chain of the assignment has been completed. The latest assignment is from xx.
No active judgments or liens have been found against the subject property/the borrower.
xx annual taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019. No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/2019, the borrower has been delinquent for 2 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx92 which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 5.625 % and P&I is $xxx.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx92 which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 5.625 % and P&I is $xxx. The loan was modified on xx/xx/2018. The new modified principal balance as per modification is in the amount of xx. The borrower promises to pay P&I in the amount of $xxx with the modified interest rate of 5.625% beginning from xx/xx/2018. The maturity date as per modification is xx/xx/2038. This loan was modified twice since the origination. No foreclosure/bankruptcy activity has been found in the collection comment. Current occupancy and condition of the subject property are unable to determine from the collection comment. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made on xx/xx/2018 between the borrower, “xx.”. The new modified principal balance as per modification is in the amount of xx. The borrower promises to pay P&I in the amount of $xxx with the modified interest rate of 5.625% beginning from xx/xx/2018. The maturity date as per modification is xx/xx/2038. This loan was modified twice since the origination.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxILA Finance Charge Test: FAIL Loan Data: xx Comparison Data: xx Variance:-$xxx."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing from the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 states that the subject xx was originated on xx.xx.
The chain of assignment is incomplete. Currently, the assignment is with ‘xx’ which was recorded on xx/xx/2019. The last assignment should be with  xx’.
There is judgment in the amount of xx which was recorded on xx/xx/2012 and filed by ‘xx’.
Annual taxes for 2019 have been paid off in the amount of $xxx prior delinquent taxes have been found.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2019. The delinquency has been done for 2 months. The last payment was received on xx/xx/2019 in the amount of $xxxit was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. The current P&I is $xxxinterest rate is 4.250%. As per sellers provided tape data current unpaid principal balance is in the amount of xx and deferred balance is $xxx	Collections Comments:Comments:
xx
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2019. The delinquency has been done for 2 months. The last payment was received on xx/xx/2019 in the amount of $xxxit was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. The current P&I is $xxxinterest rate is 4.250%. As per sellers provided tape data current unpaid principal balance is in the amount of xx and deferred balance is $xxx comment xx, foreclosure was initiated in 2011. The foreclosure file was referred to attorney on xx/xx/2011. No further details have been found. Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2014. Currently loan is in active BK case. No further information has been found regarding BK.  The comment dated foreclosure referred to attorney on xx/xx/2016. No further details have been found regarding foreclosure filing.
As per comment dated xx/xx/2019, subject property is occupied by owner. Borrower’s intention is to retain the property. Reason for default is unable to be determined. No visible damages/repairs have been observed.
update
As per the servicing comment dated xx/xx/2022, borrower's & co-borrower’s no new BK's filed.

Foreclosure Comments:As per comment (xx), foreclosure was initiated in 2011. The foreclosure file was referred to attorney on xx/xx/2011. No further details have been found. Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2014. Currently loan is in active BK case. No further information has been found regarding BK.  The comment dated foreclosure referred to attorney on xx/xx/2016. No further details have been found regarding foreclosure filing.
Bankruptcy Comments:Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2014. Schedule D of xxx dated xx/xx/2014 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as $xxxC deadline set on xx/xx/2015 and creditor ‘xx’ has filed POC on xx/xx/2015 (before deadline date) with secured amount is xx and arrearage is $xxxchapter 13 plan entered on xx/xx/2017 shows that secured claims is to be paid directly to creditors by debtor. Motion for relief from stay was entered on xx/xx/2018 and ordered on xx/xx/2018. Plan was confirmed on xx/xx/2017. Order on Motion to Modify Plan was filed on xx/xx/2019 which state that debtor sxxpay xx through November 2019 for 33 months.
The new BK case was filed by ‘xx’ under chapter 13 case#xx on xx/xx/2017 but it was terminated in xx/xx/2018. Currently loan is in active prior BK case. No further information has been found regarding BK.	The loan modification agreement was made between borrower ‘xx’ on xx/xx/2019 with the new modified unpaid principal balance xx. From UPB, the principal balance was deferred in the amount of $xxxInterest bearing amount is xx. The new modified rate is 4.250% and borrower promises to pay P&I in the amount of $xxx began on xx/xx/2018 with the maturity date of xx/xx/2058. Reason for Modification is Financial Hardship.
The balloon payment rider located at (351784258_423787_LOAN #pg363).
Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And there are no estimated HUD-1 / Itemization of fees available in file."
* Lost Note Affidavit (Lvl 3) "Original note is damaged / lost, and lost note affidavit found in the loan file at locator "xx". However a duplicate copy available in loan files."	* Application Missing (Lvl 2) "Final 1003/Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is required for ARM loan; however document is missing from loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of loan origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NC State; however, required state disclosures are missing from loan file.
Amortization Schedule Disclosure
Credit Property Insurance Disclosure
Fee Agreement
Priority of Security Instrument Disclosure
Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 which was recorded on xx/xx/2017 with xx. No active judgments or liens have been found. Second installment of 2019 xx taxes is due in the amount of $xxx prior year delinquent taxes have been found.
Review of payment history shows that the borrower is making payments regularly. The last payment was received on xx/xx/2019 in the amount of $xxxat was applied for the due date of xx/xx/2019. The next payment is due on xx/xx/2019. As per payment history, the current UPB is xx.
Collections Comments:The loan is performing. The borrower is making payments regularly. The last payment was received on xx/xx/2019 in the amount of $xxxat was applied for the due date of xx/xx/2019. The next payment is due on xx/xx/2019. The loan is not yet modified since origination. No bankruptcy activities have been found. The foreclosure was initiated on 2018. As per comment dated xx/xx/2018, the foreclosure was approved. As per comment dated xx/xx/2018, the foreclosure was referred to an attorney on xx/xx/2018. The complaint was filed on xx/xx/2018. As per comment dated xx/xx/2019, the foreclosure sale was scheduled on xx/xx/2019. However, the comment dated xx/xx/2019 states that the reinstatement funds were received by the servicer on xx/xx/2019 in the amount of xx. As per comment dated xx/xx/2019, the attorney confirmed that the file has been closed. Later, comment dated xx/xx/2019 states that the foreclosure was again approved on xx/xx/2019 and referred to an attorney on xx/xx/2019. As per comment dated xx/xx/2019, the sale was scheduled for xx/xx/2019. As per comment dated xx/xx/2019, the bid calculation was completed on xx/xx/2019. As per comment dated xx/xx/2019, the sale was postponed to xx/xx/2019 due to the reinstatement funds. As per comment dated xx/xx/2019, the servicer received the reinstatement funds in the amount of xx. The borrower wants to keep the subject property. The reason for default is excessive obligation. The subject property is owner occupied.
Second installment of 2019 xx taxes is due in the amount of $xxxo prior year delinquent taxes have been found.
Foreclosure Comments:The foreclosure was initiated on 2018. As per comment dated xx/xx/2018, the foreclosure was approved. As per comment dated xx/xx/2018, the foreclosure was referred to an attorney on xx/xx/2018. The complaint was filed on xx/xx/2018. As per comment dated xx/xx/2019, the foreclosure sale was scheduled on xx/xx/2019. However, the comment dated xx/xx/2019 states that the reinstatement funds were received by the servicer on xx/xx/2019 in the amount of $xxx92. As per comment dated xx/xx/2019, the attorney confirmed that the file has been closed. Later, comment dated xx/xx/2019 states that the foreclosure was again approved on xx/xx/2019 and referred to an attorney on xx/xx/2019.  As per comment dated xx/xx/2019, the sale was scheduled for xx/xx/2019. As per comment dated xx/xx/2019, the bid calculation was completed on xx/xx/2019. As per comment dated xx/xx/2019, the sale was postponed on xx/xx/2019 due to the reinstatement funds. As per comment dated xx/xx/2019, the servicer received the reinstatement funds in the amount of xx.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	4: Unacceptable	* ComplianceEase Exceptions Test Failed (Lvl 4) "The loan failed the qualified xx DTI threshold test as this loan has a DTI of 60.69% as the Borrower income was $xxx50 and total expenses are in the amount of $xxx37."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 4)     "The loan has failed the qualified xx DTI threshold test as this loan has a DTI of 60.69% as the Borrower income was $xxx50 and total expenses are in the amount of $xxx37."
* DTI > 60% (Lvl 4) "Income as per audit is: Schedule C Income (including business miles) $xxx17 + Salaried / Paystub Income $xxx33 equals to $xxx50. As per audit borrower’s total monthly income is $xxx50 and total monthly expenses are $xxx37. with a DTI of 60.69%. DTI increased due to rental income has a total Negative Rent of $xxx instead of the Positive Rent used at Origination."	* Missing Initial Closing Disclosure (Lvl 3) "Initial Closing Disclosure dated xx/xx/2017 is missing in the loan file. COC for the same is available in the loan file."
* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s)."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID Violation due to a Lender Credit Decrease on CD dated xx/xx/2017. LE dated xx/xx/2017 reflects a Non-Specific Lender Credit of $xxx00, however, CD dated xx/xx/2017 reflects the Non-Specific Lender Credit at $xxx85. This is a Lender Credit decrease of $xxx which is considered a Zero Tolerance amount.

								Subject is a purxxxloan and 1 year SOL has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx. Com xx and also was recorded on xx/xx/2018. No assignments found.
There is senior IRS lien active in the amount of xx which was recorded on xx/xx/2017 in the xx.
 There is an IRS lien in the amount of xx in which was recorded on xx/xx/2017 in the xx
2019 2nd half xx taxes was due in amount $xxx due dated xx/xx/2020.
2018 annual, 2019 1st and 2nd half supplemental bills & 2019 1st half xx taxes was delinquent in the amount of $xxx.	As per the review of the payment history, the loan is delinquent for 7 months and next payment is due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount $xxx69 which was applied for xx/xx/2019. The UPB as per payment history is xx.	Collections Comments:The loan is currently in Collection and is next due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount $xxx69 which was applied for xx/xx/2019. The UPB as per payment history is xx. The current P&I is $xxx86 and PITI is $xxx63. No damages or repairs have been reported in the comments
No post close foreclosure and bankruptcy activity has been found.
2019 2nd half xx taxes was due in amount $xxx00 for due dated xx/xx/2020.
2018 annual, 2019 1st and 2nd half supplemental bills & 2019 1st half xx taxes was delinquent in the amount of $xxx6.70.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing Required Disclosures	4: Unacceptable	* Assets Verification (Lvl 4) "The seller tape data is showing asset documents were altered.

“The asset documentation submitted for review included xx statements from xxxxx.  According to the lender's review, the figures on the xx statements provided had been altered.  On 8/xx/18 the xx statement showed a balance of $xx for acct #xx; however the-re-verification showed a balance of $xxxOn 9/xx/18 the xx statement showed a balance of xx for acct #xx; however the-re-verification showed a balance of $xxx
However the documents provided does not show any alteration. And all the balances are in positive figures.

Assets Re-verification documents are needed."	* Borrower Identity Missing (Lvl 3) "Borrower's Driving license is expired on xx/xx/2018. Loan closed on xx/xx/2018."
* Final Application Incomplete (Lvl 3)     "FInal Application Incomplete. Final application reflects gross rental income $xxx00 in schedule of real estate owned section. Lease agreement reflects total rent $xxxper month. After calculating 75% vacancy factor, total rent per month is $xxx00."
* Missing Required Disclosures (Lvl 3)     "CPA letter is missing in the loan file."
* Missing Required Disclosures (Lvl 3)     "Missing Escrow Waiver Disclosure in the loan file.
Final CD dated xx/xx/2018 has ticked as Loan is Escrowed. However, Initial Escrow Account Disclosure and First Payment Letter does not have Hazard Insurance and Taxes listed on them."
							* Required Documentation Missing or Incomplete (Lvl 3) "Seller CD issued on xx/xx/2018 Incomplete. Seller CD reflects seller credit $xxxver, purxxxcontract reflects seller credit of $xxx00."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to review of update title report dated xx/xx/2020, the subject xx was originated on xx. Com xx“ to secure the loan amount of xx. The chain of assignment has been completed. Currently, the xx is with "xx". No active judgments or liens have been found. 2019 1st half xx taxes has been paid in the amount $xxx19 2nd half xx taxes due in amount $xxx16 supplemental taxes delinquent in amount $xxxd through xx/xx/2020.	As per the review of updated payment history xx/xx/2020, the borrower is making regular payments and the next due date is xx/xx/2020. The last payment was received on xx/xx/2019 in the amount of $xxx12 which was applied to xx/xx/2019 payment date. As per the payment history, the current unpaid principal balance is being reflected in the amount of xx.	Collections Comments:Collections Comments: The collection comments dated on xx/xx/2019 shows that the borrower is making regular payment and the next due date is xx/xx/2020. The last payment was received on xx/xx/2019 in the amount of $xxx12 which was applied to xx/xx/2019 payment date. As per the payment history, the current unpaid principal balance is being reflected in the amount of xx.As per collection comments, subject property is occupied by owner. No damages are reported in the comments. No post close forclosure and bankruptcy activity has been found. 2019 1st half xx taxes has been paid in the amount $xxx05. 2019 2nd half xx taxes due in amount $xxx04. 2016 supplemental taxes delinquent in amount $xxx04 good through xx/xx/2020.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Insurance for LTV>80%	3: Curable	* Assets Verification (Lvl 3) "Missing verification of deposit from xx xxx acct #xx to verify figures on xx statements had been altered or not. As per tape data the figures on xx statement have been altered."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan has failed Qualified xx Safe Harbor Threshold and Qualified xx Safe Harbor Threshold"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Compliance result is Moderate because this loan has failed Charges That Cannot Increase Test, CA AB 260 Higher-Priced xx Loan Test, Qualified xx Safe Harbor Threshold, Qualified xx DTI Threshold Test, RESPA Homeownership Counseling Organizations Disclosure Date Test."
* xx Insurance Certificate missing (Lvl 3)     "Missing receipt of xx insurance premium of xx as lender paid xx insurance."
* Required Documentation Missing or Incomplete (Lvl 3) "Missing receipt of gift xx directly paid to escrow."	* ComplianceEase RESPA Test Failed (Lvl 2) "Missing Homeownership Counseling Organizations Disclosure dated xx/xx/2016. Available document is dated xx/xx/2016."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation due to a fee addition on final CD dated xx/xx/2016.  LE dated xx/xx/2016 reflects an Appraisal Reinspection Fee of $xxxhowever, Final CD dated xx/xx/2016 reflects an Appraisal Inspection Fee of $xxx.  This is a fee increase of $xxx for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.  There is a Non-Specific Lender Credit on the Final CD, however, credit is a Non-Speciific Credit and cannot be used to cure this violation.

Subject is a purxxxloan and 1 year SOL has expired."
* Higher-Priced xx Loan test Fail (Lvl 2)     "This loan has failed Higher-Priced xx Loan Test. And CA AB 260 Higher-Priced xx Loan Test. Charged 5.458% allowed 5.250% and it is overchrged by 0.208%. The loan is Escrowed."
								* Qualified xx DTI Lending Policies limits the loan to 43% - This loan failed the qualified (Lvl 2) "The loan failed the qualified xx DTI threshold test as this loan has a qualified xx DTI of 43.103% as the Borrower income was $xxx33 and total expenses are in the amount of $xxx62 per AUS/DU (xx) and its recommendation is “Approve/Eligible.”"		Moderate	Pass	Pass	Fail	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the xx was originated on xx.xx

The chain of xx assignment has been completed. Currently, the xx assignment is with xx
There are two junior xx open against the subject property are as follows;
1. There is a junior xx open against the subject property in xx
2. There is a junior xx open against the subject property in xx

No active judgments or liens have been found.

Annual combined taxes for 2019 have been paid off on xx/xx/2019 in the amount of $xxxnual combined taxes for 2019/20 have been paid off on xx/xx/2019 in the amount of $xxx	The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The loan has been in delinquency for 7 months. The last payment was received on xx/xx/2019 in the amount of $xxxit was applied for the due date of xx/xx/2019. The current P&I is $xxxinterest rate is 2.000%. The current unpaid principal balance is in the amount of xx.	Collections Comments:The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The loan has been in delinquency for 7 months. The last payment was received on xx/xx/2019 in the amount of $xxxit was applied for the due date of xx/xx/2019. The current P&I is $xxxinterest rate is 2.000%. The current unpaid principal balance is in the amount of xx.

The loan was modified on xx/xx/2014 with a new principal balance of xx with fixed rate of 2.000%. The borrower promised to pay monthly P&I payment in the amount of $xxxnning on xx/xx/2014 till the maturity date of xx/xx/2035. The borrower had also promise to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2035; however, the interest bearing amount is xx.

Review of collection comment shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2015. As per updated title xx, the foreclosure was initiated in the loan and the complaint was filed on xx/xx/2015 with xx. The sale was scheduled on xx/xx/2016. However, the file was placed on hold due to bankruptcy filed by borrower on xx/xx/2016. No other evidence has been found regarding foreclosure.

As per review of collection comments, the borrower had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2016 and the plan was confirmed on xx/xx/2016. The debtor was dismissed on xx/xx/2018 and the case was terminated on xx/xx/2018. Again the borrower had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. The debtor was dismissed on xx/xx/2019 and the case was terminated on xx/xx/2019.
As per xxx, the borrower "xx" had filed the bankruptcy under chapter-13 with the case #xx on xx/xx/2020. The scheduled is not filed. The loan is in active bankruptcy.

Foreclosure Comments:Review of collection comment shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2015. As per updated title xx, the foreclosure was initiated in the loan and the complaint was filed on xx/xx/2015 with xx. The sale was scheduled on xx/xx/2016. However, the file was placed on hold due to bankruptcy filed by borrower on xx/xx/2016. No other evidence has been found regarding foreclosure.

As per review of collection comments, the borrower had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2016 and the plan was confirmed on xx/xx/2016. The debtor was dismissed on xx/xx/2018 and the case was terminated on xx/xx/2018. Again the borrower had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. The debtor was dismissed on xx/xx/2019 and the case was terminated on xx/xx/2019.
As per xxx, the borrower "xxr" had filed the bankruptcy under chapter-13 with the case #xx on xx/xx/2020. The scheduled is not filed. The loan is in active bankruptcy.

Bankruptcy Comments:As per xxx, the borrower "xx" had filed the bankruptcy under chapter-13 with the case #xx on xx/xx/2020. The scheduled is not filed. The loan is in active bankruptcy.
The loan was modified on xx/xx/2014 with a new principal balance of xx with fixed rate of 2.000%. The borrower promised to pay monthly P&I payment in the amount of $xxxnning on xx/xx/2014 till the maturity date of xx/xx/2035. The borrower had also promise to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2035; however, the interest bearing amount is xx.	Affiliated Business Disclosure Missing Dicsloures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The ComplianceEase Risk Indicator is Elevated.
“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required Disclosures (Lvl 2)     "The list of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value: Date: Type:2055 Drive-by	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx, with xx
The chain of assignment has been completed. xx
Active mortgages, liens and judgments are as follows:
There are 2 Real estate tax liens against the subject property in xx
There are 2 civil judgments against the borrower in the xx

According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 19 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx. The borrower has been making payments as per the modification agreement.	Collections Comments:According to the collection comments the loan is in bankruptcy. According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 19 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx. The borrower has been making payments as per the modification agreement.
The loan has been modified twice since origination.
The collection comments review states that the foreclosure was initiated.
As per comments dated xx/xx/2018, the judgment was entered on xx/xx/2018. As per comments dated xx/xx/2018, the sale was scheduled on xx/xx/2018. However, the FC was put on hold due to filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018.
According to the xxx, the borrower xx had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018. The current status is lift stay rexxed.
As per comments dated xx/xx/2020, the property has been owner occupied.
As per comments xx/xx/2018, there is uninsured hurricane damage.
As per comments dated xx/xx/2018, the FEMA disaster was declared on xx/xx/2018 form starting from March 2013 for severe winter storms and snowstorm. There are no comments reporting regarding the estimated repairs or the current property condition. No further details regarding this have been found.
Update:
As per the servicing comment dated xx/xx/2024, bankruptcy Chapter 13 discharged.
As per servicing comment dated xx/xx/2024 reflect 3 step modifications  start first effective on xx/xx/2025 interest rate 3.5% P&I of $xxxnd effective xx/xx/2026 interest rate 4.5% P&I of $xxxst steps effective xx/xx/2027 interest rate 5.5% P&I of $xxxlosure Comments:
The collection comments review states that the foreclosure was initiated.
As per the collection comment dated xx/xx/2017; the file was referred to an attorney on xx/xx/2017 and comment dated xx/xx/2017 states that the complaint was filed on xx/xx/2017.
As per comments dated xx/xx/2018, the judgment was entered on xx/xx/2018. As per comments dated xx/xx/2018, the sale was scheduled on xx/xx/2018. However, the FC was put on hold due to filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018.
No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower xx had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2018 shows the claim amount of xx and an arrearage in the amount of xx. Schedule D in a xxx dated xx/xx/2018 shows that the amount of claim without deducting the value of the collateral was xx and value of collateral that support for this claim was xx. However, the unsecured portion remained as $xxxments have been found reporting regarding the cram-down. xxx was filed on xx/xx/2019. The chapter 13 plan was converted into chapter 7 on xx/xx/2019. According to the order confirming chapter 13 plan dated xx/xx/2019 the debtor sxxpay $xxxmonth the trustee for the period of for 60 months.	According to the modification, the loan was modified on xx/xx/2017 between the borrower, xx. The new modified principal balance as per modification is in the amount of xx with the deferred amount of xx. Having initial 5 years interest only period with interest rate of 4.00% and P&I of $xxxeafter from xx/xx/2022 the interest rate will be same and the P&I will be $xxxyments were started from xx/xx/2017 and the new maturity date will be xx/xx/2057. This modification does not contain balloon provision. Before this the loan was modified on xx/xx/2014.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Massachusetts state. The following state disclosures are missing from the loan file:
1. Lead-Based Paint Disclosure
2. xx Loan Application Disclosure
3. Carbon Monoxide Alarms
4. MA Smoke Detector Certificate
5. Notice of the Specific Reason for Denial of Credit
6. Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.xxhain of assignment has been completed. Currently, xx
There is  a mechanic lien against the subject property in the amount of $xxx was recorded on xx/xx/2018 in the favor of  xx.
There are 2 HOA liens against the subject property in the xx first in the amount of $xxxch was recorded on xx/xx/2006 and the other in the amount of $xxxh was recorded on xx/xx/2012.
There is an IRS lien in the amount of $xxxich was recorded on xx/xx/2012 in the favor of xx
1st and 2nd installment taxes for the year of 2019 have been paid in the amount of $xxxrior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for 17 months and the next payment is due for xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for xx/xx/2018. The UPB is xx. The P&I is $xxxPITI is $xxx	Collections Comments:The loan is currently in bankruptcy and the next payment is due for xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for xx/xx/2018.
As per the collection comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2018. The first legal action was completed on xx/xx/2018. No details have been found.
The sale was scheduled for xx/xx/2018. As per the review of the xxx report, the borrower xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2018 and FC was placed on hold. The plan was confirmed on xx/xx/2019.
The RFD is excessive obligation. The Loan was modified once since origination. No repairs and damages have been found. As per the comment dated xx/xx/2019, the property is owner occupied.
update:
As per the servicing comment dated xx/xx/2023, delinquency reason excessive obligations.

Foreclosure Comments:As per the collection comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2018. The first legal action was completed on xx/xx/2018. No details have been found.
The sale was scheduled for xx/xx/2018. As per the review of the xxx report, the borrower Terry D Norman had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2018 and FC was placed on hold.
Bankruptcy Comments:As per the review of the xxx report, the borrower Terry D Norman had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2018. The POC was filed on 14/2019 with its claim amount $xxxd the arrearage amount of xx.
As per the amended chapter 13 filed on xx/xx/2019, the debtor sxxpay the trustee $xxxmonth for the period of 24 months and then $xxx month for the remaining 36 months.
The plan was confirmed on xx/xx/2019. The xxx was filed on xx/xx/2019 and it was granted on xx/xx/2019.
This modification agreement was signed between the borrower xx. on xx/xx/2016.
The UPB is xx. The borrower promises to pay P&I in the amount of $xxx an interest rate of 7.000%, beginning from xx/xx/2016. The maturity is xx/xx/2034.
There is a deferred balance of amount xx and the interest bearing amount is xx. There is a balloon provision.
Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file,

1. VA Application Disclosure
2. Choice of Settlement Agent Disclosure
3. Disclosure of Charges For Appraisal or Valuation
4. Copy of Appraisal or Statement of Appraised Value"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated  business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the xx was originated on xx.
The chain of xx assignment has been completed. Currently, the xx assignment is with xx
No active judgments or liens have been found.
Annual xx taxes of 2019 have been paid in the amount of $xx.	The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The delinquency has been done for 6 months. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2019. The current P&I is $xxx and interest rate is 9.875%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The delinquency has been done for 6 months. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2019.
According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. POC was filed by xxxx/xx/2019, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2019. which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid in the amount of $xxx monthly. This plan was confirmed on xx/xx/2019.
Previously, the bankruptcy was filed on xx/xx/2015 and this bankruptcy case was dismissed on xx/xx/2019 & closed on xx/xx/2019.
No foreclosure proceedings have been found in the recent 24 months.
According to collection comment, no damages or repairs have been found.
According latest exterior xxx Report (xx) dated xx/xx/2019, the subject property was occupied by unknown and the property was in average condition. No damages and estimated repairs have been noted.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. POC was filed by xx, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2019. which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid in the amount of $xxx monthly. This plan was confirmed on xx/xx/2019.
Previously, the bankruptcy was filed on xx/xx/2015 and this bankruptcy case was dismissed on xx/xx/2019 & closed on xx/xx/2019.	Not Applicable	Affiliated Business Disclosure xx Insurance	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "LTV is greater than 80%. Required MI cert is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The updated title report dated xx/xx/2020 states that the subject xx was originated on xx.xxThe chain of assignment has been completed. Currently, the assignment is with xx There is a credit card judgment open against the borrower in the xx in the amount of $xxx was recorded on xx/xx/2013. There is a credit card judgment open against the borrower in the xx in the amount of $xxx was recorded on xx/xx/2018. Annual xx taxes of 2019 have been paid in the amount of $xxx	The payment history dated as of xx/xx/2020 reveals that the loan is current. The payment next due date is xx/xx/2020. The last interest only payment was received on xx/xx/2020 in the amount of $xxxit was applied for the due date of xx/xx/2020. The current P&I is $xxxinterest rate is 1.90%. The current unpaid principal balance is in the amount of xx and modification deferred balance in the amount of xx. The loan was modified on xx/xx/2019 with an effective due date xx/xx/2020.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy. The payment history dated as of xx/xx/2020 reveals that the loan is current. The payment next due date is xx/xx/2020. The last interest only payment was received on xx/xx/2020 in the amount of $xxxit was applied for the due date of xx/xx/2020. According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. Schedule D in xxx dated xx/xx/2018 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. POC was filed by xx, in the secured claim amount of xx and an arrearage in the amount of $xxxr 13 plan was filed on xx/xx/2014 which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xxx and regular payment will be paid $xxxhly. This plan was confirmed on xx/xx/2019. Motion to Approve Loan Modification xx was filed on xx/xx/2020. As per comment dated xx/xx/2018, the foreclosure was started by referring to attorney on xx/xx/2018. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018. According to collection comment, no damages or repairs have been found. According latest exterior xxx Report dated xx/xx/2020 the subject property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.
Foreclosure Comments:As per comment dated xx/xx/2018, the foreclosure was started by referring to attorney on xx/xx/2018. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018.
Bankruptcy Comments:According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. Schedule D in xxx dated xx/xx/2018 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. POC was filed by xx, in the secured claim amount of xx and an arrearage in the amount of $xxxr 13 plan was filed on xx/xx/2014 which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xxx and regular payment will be paid $xxxhly. This plan was confirmed on xx/xx/2019. Motion to Approve Loan Modification xx was filed on xx/xx/2020.	The loan modification agreement was made between (borrower)xx. on xx/xx/2019 with the new modified unpaid principal balance xx. From UPB, the principal balance was deferred in the amount of xx. The interest bearing amount was xx with step rate starting interest rate was 1.90% and the modified P&I (interest only payments) was $xxxnning on xx/xx/2020 to xx/xx/2025. The step rate was in 3 steps ending at rate 3.780% and P&I will be $xxxicable from xx/xx/2026 to maturity date xx/xx/2059.	Affiliated Business Disclosure Initial Escrow Acct Disclosure xx Insurance Notice of Servicing Transfer	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "Borrowers income is $xxxexpenses are $xxxe DTI exceeds 60%"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "LTV is greater than 80%. Required MI cert is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx(borrower) and (lender) xx III which was recorded on xx/xx/2006. The chain of assignment is complete as the subject xx is with the current assignee, xx There is an active Water/Sewer/Utilities lien against the subject property in the amount of $xxx was recorded on xx/xx/1993 in favor of xx. 1st installment of xx tax for the year of 2018 has been paid on xx/xx/2019 in the amount of $xxxinstallment of xx tax for the year of 2019 is due on xx/xx/2020 in the amount of $xxxinstallment of xx tax for the year of 2018 has been paid on xx/xx/2019 in the amount of $xxxinstallment of xx tax for the year of 2014 is delinquent and is good through on xx/xx/2020 in the amount of $xxx	Review of the payment history provided from xx/xx/2006 to xx/xx/2020 reveals that borrower has been the delinquent for 7 months. The last payment was received in the amount of $xxxx/xx/2020 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 4.250%.	Collections Comments:APPROVED FOR FCL 12/xx/19 REFERRED TO ATTORNEY (2) COMPLETED 12/xx/19 FORECLOSURE APPROVAL (1) COMPLETED 12/xx/19 PB CHAPTER 13 BANKRUPTCY DISMISSED 01/xx/20 Spouse deceased 2006 as per Death Certificate in the file.

Update:
No information has been found regarding the forbearance plan.
The foreclosure was initiated with the loan. As per servicing comment dated xx/xx/2022, the foreclosure on hold due to loss mitigation. As per servicing comment dated xx/xx/2023, foreclosure case was cancelled on xx/xx/2023.
As per servicing comment dated xx/xx/2023, the modification agreement effective on xx/xx/2023 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of $xxx a modified interest rate of 5.00% starting on xx/xx/2023 and continuing until the new maturity date of xx/xx/2063. There is no deferred balance and principal forgiven amount.
As per servicing comments dated xx/xx/2022, the subject property has been occupied by owner.

Foreclosure Comments:Foreclosure documents are not in the file.
Bankruptcy Comments:Borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2018. POC was filed on xx/xx/2018 which shows that the amount of secured claim is xx and the amount of arrearage is xx. Debtor has filed amended chapter 13 plan on xx/xx/2018 which states that the debtor sxxpay $xxxmonth for 36 month(s). Order Confirming Chapter 13 Plan was filed on xx/xx/2018 which states that the debtor amended chapter 13 plan which was filed on xx/xx/2018 is hereby confirmed. Motion to Dismiss for Failure to Make Plan Payments was filed on xx/xx/2019 and Order on Motion Dismiss for Failure to Make Plan Payments was filed on xx/xx/2019 which states that the case is dismissed.	Loan modification agreement Limited term, was made between the borrower and Lender on xx/xx/2017. The new modified rate is 4.250% and borrower promises to pay P&I in the amount of $xxxh was begun on xx/xx/2017 and end on xx/xx/2022. The new principal balance is xx. Lender has agreed to defer the amount of xx other than principal balance. The interest bearing amount is xx and the maturity date has been extended to xx/xx/2057. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Credit Application xx Insurance	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is Moderate due to TILA Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test and ILA APR Test are failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA test failed due to following reason;
1. TILA Finance Charge Test shows Loan Data xx, Comparison Data xx and Variance -xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxoreclosure Rescission Finance Charge Test shows Loan Data xx, Comparison Data xx and Variance -xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxILA APR Test shows Loan Data 8.905%, Comparison Data 11.109% and Variance -2.204%.
The annual percentage rate (APR) is 11.109%. The disclosed APR of 8.905% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per appraisal report dated xx/xx/2006, the appraised value is xx which is less than the original loan amount xx. Therefore the LTV/CLTV exceeds 100.00%."
* MI, FHA or MIC missing and required (Lvl 2)     "This is a conventional Loan. LTV exceeds 80.00%, therefore xx Insurance Certificate is required which is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the xx was originated on xx.
The chain of xx assignment has been completed. Currently, xx

There is a senior xx open against the subject property in, xx, an xx recorded on xx/xx/2004.
No active judgments or liens have been found.
First installment of count taxes for 2019 is due on xx/xx/2020 in the amount of $xxxcond installment of count taxes for 2019 is due on xx/xx/2020 in the amount of $xxx
The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The loan has been in delinquency for 3 months. The last payment was received on xx/xx/2020 in the amount of $xxx70 and it was applied for the due date of xx/xx/2019. The current P&I is $xxx99 and interest rate is 11.500%. The current unpaid principal balance is in the amount of xx.	Collections Comments:The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The loan has been in delinquency for 3 months. The last payment was received on xx/xx/2020 in the amount of $xxx70 and it was applied for the due date of xx/xx/2019. The current P&I is $xxx99 and interest rate is 11.500%. The current unpaid principal balance is in the amount of xx.

As per xxx, the borrower "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2015 and the plan was confirmed on xx/xx/2016.

According to xxx schedule D dated xx/xx/2015, the value of the collateral is xx and the amount of secured claim is xx. Hence, unsecured portion is reflected in the amount of $xxx creditor xx had filed POC for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2016.
According to chapter-13 plan dated xx/xx/2016, the debtor sxxpay to the trustee in the amount of $xxx per month.

The motion for relief was filed on xx/xx/2016.

This is a conventional fixed rate loan which was originated on xx.050% and P&I in the amount of $xxxowever latest payment history shows current rate of interest as 11.50% and P&I in the amount of $xxxs per prior modification document located at “xx” and the Tape data provided by seller, the loan was modified on xx/xx/2014 with fixed rate of interest of 5.00%. The borrower promised to pay monthly P&I payment in the amount of $xxx beginning on xx/xx/2014 till the maturity date of xx/xx/2019. As per payment history located at “xx, the monthly payment changes from $xxx to $xxx xx/xx/2019.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx, the borrower "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2015 and the plan was confirmed on xx/xx/2016.

According to xxx schedule D dated xx/xx/2015, the value of the collateral is xx and the amount of secured claim is xx. Hence, unsecured portion is reflected in the amount of $xxx creditor “xx” had filed POC for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2016.
According to chapter-13 plan dated xx/xx/2016, the debtor sxxpay to the trustee in the amount of $xxx per month.

The motion for relief was filed on xx/xx/2016.	Not Applicable	1-4 Family Rider Credit Application Missing Dicsloures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is "Moderate".
TILA Finance Charge Test is FAIL.
TILA Foreclosure Rescission Finance Charge Test is FAIL.
TILA APR Test is FAIL."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test is FAIL. The loan data is xx and the comparison data is xx. Hence the variance is -xx.
This loan failed the TILA finance charge test. (12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxILA Foreclosure Rescission Finance Charge Test is FAIL. The loan data is xx and the comparison data is xx. Hence the variance is -xx.
This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR
§226.23(h))
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxLA APR Test is FAIL. The loan data is 9.493% and the comparison data is 11.723%. Hence the variance is -2.230%.
This loan failed the TILA APR test. (12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 11.723%. The disclosed APR of 9.493% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing required 1-4 family rider (Lvl 2)     "Required 1-4 Family rider is missing from the loan file."
								* Missing Required Disclosures (Lvl 2) "The list of service provider is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value: Date: Type:BPO	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx. The chain of assignment is complete as the subject xx is with the current assignee xx
There is UCC Financial Statement (UCC) against subject property held by xx

3rd   installment of 2019 year combined property tax was paid on xx/xx/2019 in the amount of $xxxth   installment of year 2019 combined property tax was paid on xx/xx/2019 in the amount of $xxx   installment of 2020 year combined property tax is due on xx/xx/2020 in the amount of $xxxnd installment of year 2020 combined property tax is due on xx/xx/2020 in the amount of $xxx annual utility charges for year 2019 2nd, 3rd, 4th installment are delinquent in the total amount of $xxx is good through on xx/xx/2020.
And also 1st installment of 2020 year utilities charges are past due (under 30-days) which was due on xx/xx/2020 in the amount of $xxx installment of year 2020 combined property tax is due on xx/xx/2020 in the amount of $xxx	Review of the payment history provided from xx/xx/2007 xx/xx/2020 reveals that borrower has been delinquent for more 6 months. The last payment was received in the amount of $xxxx/xx/2020. The next due date of monthly payment is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount ofxx and current interest rate as per payment history is 400% with P&I $xxx	Collections Comments:As per the servicing comments, the loan is in bankruptcy.
Review of the payment history provided from xx/xx/2007 xx/xx/2020 reveals that borrower has been delinquent for more 6 months. The last payment was received in the amount of $xxxx/xx/2020. The next due date of monthly payment is xx/xx/2019.  Current UPB as of date reflects in the provided payment history is in the amount ofxx and current interest rate as per payment history is 400% with P&I $xxxreclosure was initiated on the subject property in 2017. The foreclosure was referred to attorney on xx/xx/2017. As per comment dated xx/xx/2018 state that foreclosure was closed due to loss mitigation. Again foreclosure was initiated on the subject property. The foreclosure was referred to attorney on xx/xx/2019. Foreclosure was placed on hold as the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019.No information available regarding the sale date. No other evidences have been found in the servicing comments regarding the foreclosure.
xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2019. The debtor had filed the amended chapter 13 plan on xx/xx/2019 which was confirmed on xx/xx/2019. According to the plan, the debtor sxxpay to the trustee $xxx4 months and then, $xxx56 months. The creditor had filed the POC on xx/xx/2019 with the secured claim amount of xx and arrearages of xx. The schedule D of xxx shows the amount of claim as xx and the collateral value as xx. Therefore, the unsecured portion is xx. The last date of filing is xx/xx/2019.
The subject property is occupied by the owner. No damages have been found.

Foreclosure Comments:The foreclosure was initiated on the subject property in 2017. The foreclosure was referred to attorney on xx/xx/2017. As per comment dated xx/xx/2018 state that foreclosure was closed due to loss mitigation. Again foreclosure was initiated on the subject property. The foreclosure was referred to attorney on xx/xx/2019. Foreclosure was placed on hold as the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019.No information available regarding the sale date. No other evidences have been found in the servicing comments regarding the foreclosure.

Bankruptcy Comments:xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2019. The debtor had filed the amended chapter 13 plan on xx/xx/2019 which was confirmed on xx/xx/2019. According to the plan, the debtor sxxpay to the trustee $xxx4 months and then, $xxx56 months. The creditor had filed the POC on xx/xx/2019 with the secured claim amount of xx and arrearages of xx. The schedule D of xxx shows the amount of claim as xx and the collateral value as xx. Therefore, the unsecured portion is xx. The last date of filing is xx/xx/2019.	The loan has been modified once since origination. This modification agreement was signed between xx. (Lender) on xx/xx/2018. According to the modified terms, the new combined principal balance is in the amount of xx. The lender has agreed to forgive xx from combined principal. The deferred amount is $xxxd the interest bearing amount will be xx. The borrower promises to pay $xxx the interest 4.00% beginning from xx/xx/2018. The new maturity date is xx/xx/2058.	Affiliated Business Disclosure Credit Application Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per the sellers tape data, the appraisal value is xx which is less than the original loan amount. Therefore, the LTV exceeds 100%."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx which was recorded on xx/xx/2007.
The chain of assignment has been completed. Currently, xx
There are Four Tax Liens (Real Estate) available in the updated title report against xx
1. First in the amount of $xxxe xx  which was recorded on xx/xx/2015.
2. Second in the amount of $xxxe xx which was recorded on xx/xx/2016.
3. Third in the amount of $xxxe xx which was recorded on xx/xx/2016.
4. Fourth in the amount of $xxxe xx which was recorded on xx/xx/2017.
5. There is Child Support Lien available in the updated title report xx which was recorded on xx/xx/2020 and amount is not available.
Tax certificate is not available for Parcel# xx
The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2019 to till date. The loan is in delinquency for more than 11 months. The last payment was received on xx/xx/2019 in the amount of $xxx interest rate of 2.25% which was applied for the due date of xx/xx/2019. The payment history reflects current unpaid principal balance is in the amount of xx and modified deferred balance in amount of xx.	Collections Comments:Comment:
Project xx
The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2019 to till date. The loan is in delinquency for more than 11 months. The last payment was received on xx/xx/2019 in the amount of $xxx interest rate of 2.25% which was applied for the due date of xx/xx/2019. The payment history reflects current unpaid principal balance is in the amount of xx and modified deferred balance in amount of xx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2018 and the complaint was filed on xx/xx/2018. Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2018. Currently loan is in active BK case. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
According to the latest xxx Report (xx) dated xx/xx/2019 the subject property was damaged.  The subject property is in fair condition. Repair cost is $xxxroof work and $xxxinstall new siding, the total estimated repair cost is $xxxments have been found regarding insurance claim. The latest comment doesn’t reflect about damage and repair. Hence, we are unable to confirm whether the damages are repaired or not.
According to the delinquency status of loan, borrower’s intention is poor. As per collection comment, title issue for ‘xx’ is not confirmed deceased and she did not sign the xx and there is no will or probate found for xx

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2018 and the complaint was filed on xx/xx/2018. Bankruptcy was filed by “xxt” under the chapter 13 case#xx on xx/xx/2018. Currently loan is in active BK case. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2018. Schedule D of xxx dated xx/xx/2018 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as xx.The POC deadline set on xx/xx/2018 and creditor has filed POC on xx/xx/2018 (deadline date) with secured amount is xx and arrearage is $xxxas been confirmed on xx/xx/2018 shows chapter 13 plan dated xx/xx/2018 is confirmed. Plan payment is amended to be $xxxf November, 2018. Currently loan is in active BK case. No further information has been found regarding BK.	The loan was modified on xx/xx/2017 with the 5 step amortization with the new principal balance of xx and amount xx deferred which is other than principal. The borrower promises to pay the initial step P&I of $xxx the new initial step interest rate of 2.250% beginning from xx/xx/2017 and the new maturity date is xx/xx/2057.	Affiliated Business Disclosure Credit Application Missing Dicsloures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is Moderate due to following factor:

1. This loan failed the TILA finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxinance Charge Test: FAIL    Charged:xx, Allowed:xx, Variance: -$xxx loan failed the TILA foreclosure rescission finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Foreclosure Rescission Finance Charge Test: FAIL            Charged:xx, Allowed:xx, Variance: -$xxx loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxinance Charge Test: FAIL             Charged: xx, Allowed: xx,  Variance: -$xxxs loan failed the TILA foreclosure rescission finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Foreclosure Rescission Finance Charge Test: FAIL           Charged: xx, Allowed: xx,  Variance: -$xxxSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "Settlement Services Providers List (SSPL) disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$9,500.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx in favor of xx
The chain of assignment is completed. Currently assignment is with xx
There are two state tax liens against the borrower ‘xx’ in the total amount of $xxxe favor of ‘xx’ which was recorded on xx/xx/2020 and xx/xx/2017 respectively.
There are two state tax liens  prior to loan  against the borrower ‘xx’ in the total amount of $xxxe favor of ‘xx’ which was recorded on xx/xx/2004 and xx/xx/2006 respectively.
There are two xx liens in the total amount of $xxx was recorded on xx/xx/2014, xx/xx/2015 respectively in the favor of ‘xx.’
There are prior judgments/xx liens against the borrower as follows,
The judgment of credit card is in amount of $xxx was recorded on xx/xx/2003 in the favor of ‘xx
The civil judgment is in amount of xx which was recorded on xx/xx/2003 in the favor of ‘xx
Two xx liens are in the total amount of $xxx was recorded on xx/xx/2003, xx/xx/2007 respectively in the xx
The civil judgment is in amount of $xxx was recorded on xx/xx/2004 in the favor of ‘xx.’
The xx taxes for 2019 are due in amount of $xxxue xx/xx/2020.
The xx taxes for 2019 have been paid off in amount of $xxx

The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2018 to till date. The delinquency has been done for more than 14 months. The last payment was received on xx/xx/2020 in the amount of $xxx interest rate of 4.060% which was applied for the due date of xx/xx/2018. The payment history reflects current unpaid principal balance is in the amount of xx and deferred balance is xx.
Collections Comments:Comment:
Project xx
The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2018 to till date. The delinquency has been done for more than 14 months. The last payment was received on xx/xx/2020 in the amount of $xxx interest rate of 4.060% which was applied for the due date of xx/xx/2018. The payment history reflects current unpaid principal balance is in the amount of xx and deferred balance is xx.
The review of collection comment states that foreclosure was initiated in 2017. The foreclosure file was referred to attorney on xx/xx/2017. The comment dated xx/xx/2018 shows that foreclosure sale was scheduled for xx/xx/2018. Sale was canceled due to foreclosure file was put on hold for BK case. Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2018. Currently loan is in active BK case.
According to the delinquency status of loan borrower’s ability repay is poor. The subject property is occupied by owner. No any damages repairs have been found.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2017 and the step complaint filing has been  to 3 xx/xx/2019.As the sale date was set as xx/xx/2018 but due to the Bankruptcy filed on xx/xx/2019 it went on hold. So , the Foreclosure is on Hold.There is no active contested or litigation matter. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2018. Schedule D of xxx dated xx/xx/2018 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as xx.The POC deadline set on xx/xx/2018 and creditor has filed POC on xx/xx/2018 (before deadline date) with secured amount is xx and arrearage is $xxxapter 13 plan was entered on xx/xx/2018. Plan has been confirmed on xx/xx/2018 as debtor have agreed to make monthly plan payment of $xxxmonth for 62 months plus pre-amendment/pre-confirmation payments of $xxxa total base of xx.5. Currently loan is in active BK case. No further information has been found regarding BK.

The loan was modified on xx/xx/2016 with new principal balance of xx and deferred amount is xx. The borrower promises to pay the new modified P&I of $xxx the new fixed interest rate of 4.060% beginning from xx/xx/2016 to the new maturity date of xx/xx/2056.
Affiliated Business Disclosure Credit Application	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. According to the appraisal report (xx) dated xx/xx/2007, the subject property type is Manufactured Home. Also it reflects that the manufactured home is attached with land and towing hitch, wheels & axels have been removed. Also xxx Report (xx) dated xx/xx/2009 shows that subject property type is ‘Manufactured Home.’ However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy. The latest tax assessor report also shows that there is separate tax assessment for land and improvements. Therefore, we are unable to verify whether the subject property has been attached to the land or not."	* Application Missing (Lvl 2) "Final Application is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
Late Fees Test: Loan Data: 5.00%, Comparison Data: 2.053%, Variance: +2.947%."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "CE State Regulations Test Failed due to,
Late Fees Test: Loan Data: 5.00%, Comparison Data: 2.053%, Variance: +2.947%."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the xx was originated on xx.xx with xx which was recorded on xx/xx/2008. The chain of xx assignment has been completed. Currently, the xx assignment is with xx. There is Municipal Lien (Muni/City/Code Lien) available in document is active or open against the property in the favor of xx which was recorded on xx/xx/2016. There is an active Federal Tax Lien (IRS Lien / xxx / DoJ) against xx in the amount of xx which was recorded on xx/xx/2016. There is a Credit Card judgment against xx in the amount of $xxx was recorded on xx/xx/2011. The annual combined taxes have been paid in the amount of $xxxrior year delinquent taxes have been found.	The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The loan has been in delinquency for 3 months. The last payment was received on xx/xx/2019 in the amount of $xxxit was applied for the due date of xx/xx/2019. The current P&I is $xxxinterest rate is 6.625%. The current unpaid principal balance is in the amount of xx.	Collections Comments:The loan is in active bankruptcy. The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The loan has been in delinquency for 3 months. The last payment was received on xx/xx/2019 in the amount of $xxxit was applied for the due date of xx/xx/2019. The current P&I is $xxxinterest rate is 6.625%. The current unpaid principal balance is in the amount of xx.

According to xxx, the borrower, "xx" had filed the bankruptcy under chapter-13 with the case #xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018.
The creditor, “xx” had filed POC for the secured claim amount of xx and the amount of arrearage of $xxxx/xx/2018.
According to amended chapter 13 plan date xx/xx/2019, the debtor will make regular payment to the trustee in the amount of $xxxmonth for remaining plan term of 60 months. The motion for relief from stay was filed on xx/xx/2019. The loan is in active bankruptcy.

Update:
No additional information found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to xxx, the borrower, "xx" had filed the bankruptcy under chapter-13 with the case #xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018.
The creditor, “xx” had filed POC for the secured claim amount of xx and the amount of arrearage of $xxxx/xx/2018.
According to amended chapter 13 plan date xx/xx/2019, the debtor will make regular payment to the trustee in the amount of $xxxmonth for remaining plan term of 60 months. The motion for relief from stay was filed on xx/xx/2019. The loan is in active bankruptcy.
The loan was modified on xx/xx/2017 with a new principal balance of xx with fixed rate of 6.625%. The borrower promised to pay monthly P&I payment in the amount of $xxxnning on xx/xx/2017 till the maturity date of xx/xx/2042. The borrower had also promise to pay the deferred balance in the amount of xx and placed at the end of the loan, which means it will become due and payable as a “Balloon Payment”, upon the loan maturity; however, the interest bearing amount is xx. The lender has agreed to forgive xx of the unpaid principal balance on the modification. However, the forgiven amount exceeds 2% of modified principal.	Affiliated Business Disclosure Credit Application Legal Description	3: Curable	* Legal Description missing (Lvl 3) "According to updated title xx/xx/2020, the deed was made on xx/xx/1997 and which was recorded on xx/xx/1997. The legal description of deed mention on Pg#5 shows full description of legal with meets and bounds; however, the legal description of xx mention on Pg#11 does not shows full description legal with meets and bound but only reflects the reference of the deed dated xx/xx/1997."	* Application Missing (Lvl 2) "Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is Moderate due to the following factor. 1. TILA Finance Charge Test is FAIL.
2. TILA Foreclosure Rescission Finance Charge Test is FAIL."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA test failed due to,
1. TILA Finance Charge Test is FAIL. The loan data is xx and the comparison data is xx. Hence the variance is -$xxx finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxoreclosure Rescission Finance Charge Test is FAIL. The loan data is xx and the comparison data is xx. Hence the variance is -$xxx finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* LTV or CLTV exceeds 104% (Lvl 2)     "Collateral value used for underwriting is xx. Amount of secondary lien is $xxxmount is xx. LTV is 105.384% and CLTV is 105.384%."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2020 shows that the xx was originated on xx.
The chain of the assignment has been completed. The current assignment is with xx
The annual installments of combined taxes for the year of 2019 have been paid in the amount of $xxxurrent ownership is vested in the name of xx

The review of the payment history shows that, the borrower is currently delinquent from more than 7 months and the next due date is for xx/xx/2019. The last payment was received on xx/xx/2019, in the amount of $xxx, which was applied for xx/xx/2019. The UPB stated in the payment history is xx. The Current P&I is $xxx and PITI is $xxxith the interest rate of 10.34%.

Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The reason for default is curtailment of income. The property has been occupied by the owner himself. No damage or repair to the property has been found. The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2019. The plan was confirmed on xx/xx/2020.
The post-xx due date was xx/xx/2019. The POC was filed on xx/xx/2020, the amount of claim is xx and amount of arrearage is xx, under chapter 13, the debtor sxxpay to the trustee in the amount of $xxxnthly for 60 months. The schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx.
There is no any evidence of cram down.

Foreclosure Comments:According to comment history, the foreclosure process was initiated and the file was referred to an attorney on xx/xx/2019. The complaint was filed and the sale was scheduled on xx/xx/2019. The foreclosure process was kept on hold from xx/xx/2019 because of active bankruptcy.
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2019. The plan was confirmed on xx/xx/2020.
The post-xx due date was xx/xx/2019. The POC was filed on xx/xx/2020, the amount of claim is xx and amount of arrearage is xx, under chapter 13, the debtor sxxpay to the trustee in the amount of $xxxnthly for 60 months. The schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx.
There is no any evidence of cram down.

Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in state of xxe. The following state required disclosures are missing in the loan file namely as
1. Placement of Insurance Disclosure
2. TN Consent to Disclosure of Insurance Information
3. Choice of Agent/insurer
4. Insurance Solicitation/Post Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Updated title report as of xx/xx/2020 shows that the subject xx is on first lien position. Subject xx was originated on xx.21 with xx. Chain of assignment is incomplete as current assignee is xx in the amount of xx recorded on xx/xx/2006 withxx. No active judgments or liens have been found.	Pay history as of xx/xx/2019 shows that the delinquency has been done for 13 months. The last payment was received on xx/xx/2020 in the amount of $xxx31 which was applied for the due date of xx/xx/2018. Next due date is xx/xx/2018. The current UPB is xx.	Collections Comments:Review of loan file and servicing comment shows that the delinquency has been done for 13 months. The last payment was received on xx/xx/2020 in the amount of $xxx31 which was applied for the due date of xx/xx/2018. Next due date is xx/xx/2018. The current UPB is xx. Foreclosure has been initiated on the loan in 2019. FC file was referred to attorney on xx/xx/2019. As per comment dated xx/xx/2019 the FC sale was scheduled for xx/xx/2019 which was placed on hold due to BK filling. xx had filed BK chapter 13 with case # xx on xx/xx/2019. Loan is still in active Bankruptcy.
Foreclosure Comments:Foreclosure has been initiated on the loan in 2019. FC file was referred to attorney on xx/xx/2019. As per comment dated xx/xx/2019 the FC sale was scheduled for xx/xx/2019 which was placed on hold due to BK filling. xx had filed BK chapter 13 with case # xx on xx/xx/2019. Loan is still in active Bankruptcy.
Bankruptcy Comments:xx had filed BK chapter 13 with case # xx on xx/xx/2019. POC was filed on xx/xx/2019 with POC amount xx and arrearage xx. Bankruptcy CH 13 plan was filed on xx/xx/2019. Loan is still in active BK.	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Estimated HUD and fee itemization are also missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "Collateral value used for underwriting is xx. Amount of secondary lien is $xxx amount is xx. LTV is 104.997% and CLTV is 104.997%."
* Missing Appraisal (Lvl 2)     "Appraisal at origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "Settlement service provider list and initial escrow accounting disclosures are missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value: Date: Type:2055 Drive-by	Value: Date: Type:BPO	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.31 in favor of xx

The chain of assignment is completed as the subject xx is currently assigned to “xx

Active junior or senior judgments/liens/mortgages:

1. There is an active junior Civil Judgment in the updated title report against xx in the amount of $xxxfavor of "xx

2. There is an active junior Civil Judgment in the updated title report against xx in the amount of $xxxfavor of "xx and it was recorded on xx/xx/2014.

3. There is an active junior Civil Judgment in the updated title report against xx in the amount of xx in favor of "xx and it was recorded on xx/xx/2014.

The annual xx taxes for 2019 have been paid in full in the amount of $xxxxx/xx/2019.

No prior year delinquent taxes have been found in the updated title report.

Review of updated payment history as of xx/xx/2020, the loan is currently in delinquency for +2 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxx ( Short Payment = Interest $xxx + Escrow $xxx + Principal $xxxfor the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in delinquency for +2 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxx ( Short Payment = Interest $xxx + Escrow $xxx + Principal $xxxfor the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2015 and the complaint was filed on xx/xx/2015. Later the foreclosure proceedings were placed on hold as the borrowers had filed Bankruptcy on xx/xx/2015 under chapter-13 on xx/xx/2015. The loan still in active Bankruptcy.
The joint debtor ( xx) had filed Bankruptcy under chapter-13 on xx/xx/2015 with the Case#xx and the plan was confirmed on xx/xx/2015.
The Schedule-D in xxx shows that the unsecured amount is $xxx00 out of secured claim in the amount of $xxx and the value of collateral is xx.
The POC was filed on xx/xx/2015 with the secured claim of xx with an arrearage of $xxx82.
The amended POC was filed on xx/xx/2015 with the secured claim of xx with an arrearage of $xxx82.
According to the debtor's amended chapte-13 plan which was filed on xx/xx/2015, the debtor sxxmake post xx payments direct to the subject creditor according to the contract and the total arrearage of $xxx00 will be paid through the plan. This plan was confirmed on xx/xx/2015.
The subject creditor had filed xxx on xx/xx/2016 as the  Debtor was in default. As of April 25, 2016, the loan is in arrears for four (4) payments of $xxx each from January 25, 2016 through April 25, 2016; less Suspense of (-$xxx).
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2015 and the complaint was filed on xx/xx/2015. Later the foreclosure proceedings were placed on hold as the borrowers had filed Bankruptcy on xx/xx/2015 under chapter-13 on xx/xx/2015. The loan still in active Bankruptcy.
Bankruptcy Comments:Claim No: 10
The joint debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2015 with the Case#xx and the plan was confirmed on xx/xx/2015.
The Schedule-D in xxx shows that the unsecured amount is $xxx00 out of secured claim in the amount of $xxx5 and the value of collateral is xx.
The POC was filed on xx/xx/2015 with the secured claim of xx with an arrearage of $xxx82.
The amended POC was filed on xx/xx/2015 with the secured claim of xx with an arrearage of $xxx82.
According to the debtor's amended chapter-13 plan which was filed on xx/xx/2015, the debtor sxxmake post-xx payments direct to the subject creditor according to the contract and the total arrearage of $xxx00 will be paid through the plan. This plan was confirmed on xx/xx/2015.
The subject creditor had filed xxx on xx/xx/2016 as the Debtor was in default. , the loan is in arrears for four (4) payments of $xxx each from January 25, 2016 through April 25, 2016; less Suspense of (-$xxx).
Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "The LTV/CLTV of the loan is exceeded 100% as the appraised value of the subject property in the provided tape shows as xx which is less than the loan amount (xx)."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value: Date: Type:2055 Drive-by	Value: Date: Type:BPO	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx with xx.

The chain of assignment is completed as the subject xx is currently assigned to “xx

Active junior or senior judgments/liens/mortgages:

1. There is an active junior xx in the updated title report in the amount of xx in xx.

2. There is an active junior Civil Judgment (Execution) in the updated title report against xx in the amount of xx in favor of "xx" and it was recorded on xx/xx/2015.

The 3rd installment of City tax for 2020 is due in the amount of $xxx/xx/2020 and 4th installment of $xxxso due on xx/xx/2020.
The borrower had made payment partially for 3rd installment of City taxes for 2020 in the amount of $xxx/xx/2020.

No prior year delinquent taxes have been found in the updated title report.	Review of updated payment history as of xx/xx/2020, the loan is currently in delinquency for +14 months and the next due for regular payment is xx/xx/2018. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxxthe due date of xx/xx/2018. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in active Bankruptcy. The loan is in delinquency for +14 months and the next due for regular payment is xx/xx/2018. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxxthe due date of xx/xx/2018. The UPB as of the date is in the amount of xx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2016 and the complaint was filed on xx/xx/2016. The FC judgment was entered on xx/xx/2016. The foreclosure proceedings were placed on hold as the borrower had filed Bankruptcy on xx/xx/2016 under chapter-13 with the Case#xx. The loan is still in active Bankruptcy.
The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2016 with the Case#xx and the plan was confirmed on xx/xx/2019.
The Schedule-D in xxx shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx.
The POC was filed on xx/xx/2017 with the secured claim of xx with an arrearage of xx.
The subject had filed xxx on xx/xx/2017 as the debtor was in default on her post-xx payments.
According to the debtor's amended Chapter-13 plan which was filed on xx/xx/2018, the contractual installment payments are to be paid directly by the Debtor to the subject creditor.  and the prexx arrearage amounts xx are to be paid through this plan and disbursed by the Trustee. This plan was confirmed on xx/xx/2019.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2016 and the complaint was filed on xx/xx/2016. The FC judgment was entered on xx/xx/2016. The foreclosure proceedings were placed on hold as the borrower had filed Bankruptcy on xx/xx/2016 under chapter-13 with the Case#xx. The loan is still in active Bankruptcy.
Bankruptcy Comments:Claim No: 9
The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2016 with the Case#xx and the plan was confirmed on xx/xx/2019.
The Schedule-D in xxx shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx.
The POC was filed on xx/xx/2017 with the secured claim of xx with an arrearage of xx.
The subject had filed xxx on xx/xx/2017 as the debtor was in default on her post-xx payments.
According to the debtor's amended Chapter-13 plan which was filed on xx/xx/2018, the contractual installment payments are to be paid directly by the Debtor to the subject creditor.  and the prexx arrearage amounts ($xxx to be paid through this plan and disbursed by the Trustee. This plan was confirmed on xx/xx/2019.
The loan was modified on xx/xx/2014 with new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the new modified P&I of $xxx the new fixed interest rate of 4.000% beginning from xx/xx/2015 to the new maturity date of xx/xx/2035.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal Right of Rescission	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State MA which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR/RTC is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of Updated title report dated xx/xx/2020, the subject xx was originated on xx.xx which was recorded on xx/xx/2004.
The chain of assignment has been completed. Currently, the assignment is from xx
There is one junior xx against the property originated on xx.xxhere is one state tax lien against the borrower xxr in the favor of xx in the amount of $xxx was recorded on xx/xx/2014.
All prior years of taxes are paid.
As per the review of payment history as of xx/xx/2020, the borrower is currently delinquent for 6 months and next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2019. The current P&I is $xxxPITI is $xxxB reflected in the payment history is in the amount of xx.	Collections Comments:The loan is currently in the bankruptcy. The borrower is currently delinquent for 6 months and next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2019. The current P&I is $xxxPITI is $xxxB reflected in the payment history is in the amount of xx.
The reason for default is unable to be determined.
The loan has been modified on xx/xx/2015.
As per collection comments, the foreclosure was initiated and referred to an attorney on xx/xx/2017. As per comment dated xx/xx/2017, the sale has been scheduled for xx/xx/2017. However, the borrower “xx” had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2017 and foreclosure put on hold.
The borrower “xx” had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2017. The plan was confirmed on xx/xx/2017. The POC was filed by xxx xx Trust, xxx on xx/xx/2017 with the secured claim amount of xx and the arrearage is xx. As per deadline/hearing the deadline to file the POC was set for xx/xx/2018. As per chapter 13 plan dated xx/xx/2017, the debtor sxxpay the trustee $xxxhly for 60 months. The Schedule-D of xxx dated xx/xx/2017, reflects the amount of claim is xx and the value of collateral is xx. Hence, the unsecured portion is xx. As per Stipulated Order, at the end of the xxx Strike, the Debtor(s) must cure the arrearage in their plan caused by the suspension of payments by filing an amended Plan within 21 days of the Strike’s end to address the arrearage caused by the suspension. The date of last filing is xx/xx/2019.
As per comment dated xx/xx/2017, the subject property has damages from Fire. The date of loss was xx/xx/2017. As per comment dated xx/xx/2017, the loss draft check from standard Guaranty Company was received on xx/xx/2017 in the amount of xx. As per comment dated xx/xx/2018, the total repairs required in the amount of xx. As per comment dated xx/xx/2018, the inspection result is 50% and they need funds to proceed further repairs.  As per comment dated xx/xx/2018, the contractor stated they did not received the claim check for the amount of $xxxme dated comment reflects that the 100% inspection received and all funds released.  As per comment dated xx/xx/2018, the subject property is Vacant and Secured in condition.

Foreclosure Comments:As per collection comments, the foreclosure was initiated and referred to an attorney on xx/xx/2017. As per comment dated xx/xx/2017, the sale has been scheduled for xx/xx/2017. However, the borrower “xxx” had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2017 and foreclosure put on hold.
Bankruptcy Comments:The borrower “xx” had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2017. The plan was confirmed on xx/xx/2017. The POC was filed by xxx xx Trust, xxx on xx/xx/2017 with the secured claim amount of xx and the arrearage is xx. As per deadline/hearing the deadline to file the POC was set for xx/xx/2018. As per chapter 13 plan dated xx/xx/2017, the debtor sxxpay the trustee $xxxhly for 60 months. The Schedule-D of xxx dated xx/xx/2017, reflects the amount of claim is xx and the value of collateral is xx. Hence, the unsecured portion is xx. As per Stipulated Order, at the end of the xxx Strike, the Debtor(s) must cure the arrearage in their plan caused by the suspension of payments by filing an amended Plan within 21 days of the Strike’s end to address the arrearage caused by the suspension. The date of last filing is xx/xx/2019.

The modification agreement was made between the borrowers xx. on xx/xx/2015. The modified principal balance is xx. The borrower promises to pay the P&I in the amount of $xxxthe interest rate of 4.00% beginning from xx/xx/2015 till the maturity date of xx/xx/2052. There is a deferred balance in the amount of xx.

Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Michigan State. The following required state disclosures are missing from the loan file.
1. MI Borrower's Bill of Rights
2. MI Consumer Caution and Homeownership Counseling Notice
3. Choice of Insurance Agent"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of Updated title report dated xx/xx/2020, the subject xx was originated on  xx. in the amount of xx which was recorded on xx/xx/2005.
The chain of assignment has been completed. Currently, the assignment is from xx

There are two Federal tax liens against the borrower xx total for the amount of $xxx was recorded on xx/xx/2015 and xx/xx/2017 respectively.

There is one civil judgment against the borrower xx

Annual combined taxes for the year 2019 have been paid in the amount of $xxxrior years of delinquent taxes have been found.

As per the review of payment history as of xx/xx/2019, the borrower is currently delinquent for 4 months and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for xx/xx/2019. The current P&I is $xxxPITI is $xxxB reflected in the payment history is in the amount of xx.	Collections Comments:The loan is currently in the bankruptcy. The borrower is currently delinquent for 4 months and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for xx/xx/2019. The current P&I is $xxxPITI is $xxxB reflected in the payment history is in the amount of xx.
The reason for default is unable to be determined.
The loan has been modified on xx/xx/2017.
As per comment dated xx/xx/2018, the foreclosure was initiated and referred to an attorney on xx/xx/2018. As per comment dated xx/xx/2018, the sale has been scheduled for xx/xx/2018. However, the borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018 and foreclosure put on hold.
The borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The plan was confirmed on xx/xx/2019. The POC was filed by xx on xx/xx/2018 with the secured claim amount of xx and the arrearage is $xxxhedule-D of xxx reflects the amount of claim is xx and the value of collateral is xx. Hence, the unsecured portion is xx. As per Amended chapter 13 plan dated xx/xx/2019, the debtor sxxpay the trustee $xxxmonth. As per Notice of xx payment change dated xx/xx/2019, the new total payment is $xxxte of last filing is xx/xx/2020.
As per comment dated xx/xx/2018, the subject property is owner-occupied.
No comments were indicating damages and repairs to the subject property.

Update:
A per servicing comment dated xx/xx/2023, the borrower filed for bankruptcy under Chapter 13 with case#xx on xx/xx/2018. The bankruptcy was dismissed on xx/xx/2023.

Foreclosure Comments:As per comment dated xx/xx/2018, the foreclosure was initiated and referred to an attorney on xx/xx/2018. As per comment dated xx/xx/2018, the sale has been scheduled for xx/xx/2018. However, the borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018 and foreclosure put on hold.

Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The plan was confirmed on xx/xx/2019. The POC was filed by xxx xx Trust, xxx on xx/xx/2018 with the secured claim amount of xx and the arrearage is $xxxhedule-D of xxx reflects the amount of claim is xx and the value of collateral is xx. Hence, the unsecured portion is xx. As per Amended chapter 13 plan dated xx/xx/2019, the debtor sxxpay the trustee $xxxmonth. As per Notice of xx payment change dated xx/xx/2019, the new total payment is $xxxte of last filing is xx/xx/2020.
The modification agreement was signed between the borrower xx. on xx/xx/2017. The modified principal balance is xx. The borrower promises to pay the P&I in the amount of $xxx an interest of 4.375% beginning from xx/xx/2017 till the maturity date of xx/xx/2048. There is deferred balance other than principal in the amount of xx.
Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the first lien origination fee test.
The loan charges more than a 1% origination fee (whether from the buyer or the seller).
The loan data is $xxxcomparison data is $xxxce, the variance is +$xxxoan failed the origination fee and broker fee test.
The loan does not have DIDMCA preemption selected and the sum of the origination fee and all broker fees is greater than 1%.
The loan data is $xxxcomparison data is $xxxce, the variance is +$xxxplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 10.678%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
The loan data is 0.000% and comparison data is 10.678%; hence, the variance is -10.678%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan file docs."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per Note, the loan amount is xx. Appraisal report is missing from the loan file, therefore, appraised value updated as per tape data is xx. Hence, the LTV or CLTV is greater than 104%."
* Missing Appraisal (Lvl 2)     "An Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Missouri State. The following required state disclosures are missing from the loan file.
1. MO Collateral Protection Act Notice
2. Borrower's Choice of Insurer orAgent"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report as of xx/xx/2020 shows that the subject xx is on first lien position. Subject xx was originated on xx.00 with xx. Chain of assignment is incomplete as current assignee isxxxxx Trust. xx It should be with xx
There is a junior xx in the amount of xx recorded with xx
There is a junior civil judgment in the amount of $xxxorded with xx
Pay history as of xx/xx/2019 shows that the loan has been in delinquency for 7 months. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for the due date of xx/xx/2018. Next due date is xx/xx/2018. The current UPB is xx.
This MOD has been made as the condition of reduction period.
The modification agreement has been made between borrower and lender effective from xx/xx/2014. As per MOD borrower agreed to pay the escrow payments and payments of ancillary items during the MOD period aka reduction period which was ended on xx/xx/2019. As per MOD after xx/xx/2019 the interest rate was to be back to Note term.
Collections Comments:Pay history as of xx/xx/2019 shows that the loan has been in delinquency for 7 months. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for the due date of xx/xx/2018. Next due date is xx/xx/2018. The current UPB is xx.
This MOD has been made as the condition of reduction period.
The modification agreement has been made between borrower and lender effective from xx/xx/2014. As per MOD borrower agreed to pay the escrow payments and payments of ancillary items during the MOD period aka reduction period which was ended on xx/xx/2019. As per MOD after xx/xx/2019 the interest rate was to be back to Note term.
Foreclosure has been initiated on the loan in 2017. As per comment dated xx/xx/2017 the FC file was referred to attorney on xx/xx/2017. Foreclosure complaint was filed on xx/xx/2018. Later, FC was placed on hold due to BK filling. Darryl W Crooms had filed BK chapter 13 with case #xx on xx/xx/2018. POC was filed on xx/xx/2018 with POC amount xx and arrearage xx. BK CH 13 plan was filed on xx/xx/2018. Loan is still in active BK.

Foreclosure Comments:Foreclosure has been initiated on the loan in 2017. As per comment dated xx/xx/2017 the FC file was referred to attorney on xx/xx/2017. Foreclosure complaint was filed on xx/xx/2018. Later, FC was placed on hold due to BK filling. xx had filed BK chapter 13 with case #xx on xx/xx/2018. POC was filed on xx/xx/2018 with POC amount xx and arrearage xx. BK CH 13 plan was filed on xx/xx/2018. Loan is still in active BK.
Bankruptcy Comments:xx had filed BK chapter 13 with case #xx on xx/xx/2018. POC was filed on xx/xx/2018 with POC amount xx and arrearage xx. BK CH 13 plan was filed on xx/xx/2018. Loan is still in active BK.	This MOD has been made as the condition of reduction period.
The modification agreement has been made between borrower and lender effective from xx/xx/2014. As per MOD borrower agreed to pay the escrow payments and payments of ancillary items during the MOD period aka reduction period which was ended on xx/xx/2019. As per MOD after xx/xx/2019 the interest rate was to be back to Note term.  The modified principal balance was xx.
Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Estimated HUD and fee itemization are also missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx.

The chain of the assignment has been completed. The last assignment is with xx

The 1st and 2nd half town taxes for the year of 2019 are paid in the amount of $xxx prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2019, the borrower is delinquent for 7 months. The last payment was received on xx/xx/2020 in the amount of $xxx. The payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The current UPB is xx.	Collections Comments:As per the servicing comments, the loan is in active bankruptcy. The borrower is delinquent for 7 months. The last payment was received on xx/xx/2020 in the amount of $xxx. The payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The current UPB is xx.
The loan has been modified once since origination. This modification agreement was signed between xx  (Borrower) and the lender xx  (Lender) on xx/xx/2018. According to the modified terms, the new principal balance is in the amount of xx. The borrower promises to pay $xxx with the interest 1.00% beginning from xx/xx/2018. The new maturity date is xx/xx/2058.
xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2019. The debtor had filed the amended chapter 13 plan on xx/xx/2019 which was confirmed on xx/xx/2019. According to the plan, the debtor sxxpay to the trustee $xxx00 for 12 months and then, $xxx00 for 48 months. The creditor had filed the POC on xx/xx/2019 with the secured claim amount of xx and arrearage of xx. The schedule D of xxx shows the amount of claim as xx and the collateral value as xx. Therefore, the unsecured portion is xx. The last date of filing is xx/xx/2019.
The foreclosure was initiated (xx). The file was referred to an attorney on xx/xx/2019 and the complaint was filed on xx/xx/2019 with xx. However, the foreclosure was put on hold as borrower filed the bankruptcy on xx/xx/2019 with the case#xx.

Update:
The foreclosure was initiated with the loan. As per servicing comment dated xx/xx/2023, foreclosure hold ended on xx/xx/2022. As per servicing comment dated xx/xx/2023, foreclosure cancelled on xx/xx/2023.
As per servicing comment dated xx/xx/2024, the bankruptcy case was discharged on xx/xx/2024.

Foreclosure Comments:The foreclosure was initiated (xx). The file was referred to an attorney on xx/xx/2019 and the complaint was filed on xx/xx/2019 with xx. However, the foreclosure was put on hold as borrower filed the bankruptcy on xx/xx/2019 with the case#xx.
Bankruptcy Comments:xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2019. The debtor had filed the amended chapter 13 plan on xx/xx/2019 which was confirmed on xx/xx/2019. According to the plan, the debtor sxxpay to the trustee $xxx00 for 12 months and then, $xxx00 for 48 months. The creditor had filed the POC on xx/xx/2019 with the secured claim amount of xx and arrearages of xx. The schedule D of xxx shows the amount of claim as xx and the collateral value as xx. Therefore, the unsecured portion is xx. The last date of filing is xx/xx/2019.	The loan has been modified once since origination. This modification agreement was signed between xx. (Lender) on xx/xx/2018. According to the modified terms, the new principal balance is in the amount of xx. The borrower promises to pay $xxx with the interest 1.00% beginning from xx/xx/2018. The new maturity date is xx/xx/2058.	Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Cash out purxxx(Lvl 2) "This is purxxxtransaction. However, the borrower has received cash out in the amount of $xxx32."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the prepayment term test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.
Loan Data 24 months Comparison Data 0 months Variance 24months."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 in favor xx
The chain of assignment is completed as the subject xx is currently assigned to “xx” and this AOM was recorded on xx/xx/2015.

Active junior or senior judgments/liens/mortgages:

1. There is an active junior Piggy Back xx in the updated title report in the amount of $xxxfavor of xx

2. There is an active junior Civil Judgment in the updated title report against xx

The 1st installment of xx tax for 2020 has been paid off in the amount of $xxxxx/xx/2020 and 2nd installment of $xxxdue on xx/xx/2020.

No prior year delinquent taxes have been found in the updated title report.
Review of updated payment history as of xx/xx/2020, the loan is currently in delinquency for +14 months and the next due for regular payment is xx/xx/2018. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2018. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in active Bankruptcy. The loan is in delinquency for +14 months and the next due for regular payment is xx/xx/2018. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2018. The UPB as of the date is in the amount of xx.
The debtor (xxx) had filed Bankruptcy under chapter-13 on xx/xx/2018 with the Case#xx and the plan was confirmed on xx/xx/2018.
The Schedule-D in xxx shows that the unsecured amount is $xxxut of secured claim in the amount of xx and the value of collateral is xx.
The POC was filed on xx/xx/2018 with the secured claim of xx with an arrearage of xx.
According to the debtor's amended Chapter-13 plan which was filed on xx/xx/2018, the debtor sxxmake regular ongoing xx payment through the plan with monthly payment of $xxx and the total arrearage of xx will be paid through the plan with interest rate of 0.00. This plan was confirmed on xx/xx/2018.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2018 and the FC complaint was filed on xx/xx/2018. The foreclosure proceedings were placed on hold as the borrower had filed Bankruptcy under chapter-13 on xx/xx/2018 with the Case#xx. .The loan is still in active Bankruptcy.

Update:
As per the comment dated xx/xx/2021, the BK chapter 13 was filed on xx/xx/2021 with Case # xx and POC was filed on xx/xx/2022. As per the comment xx/xx/2021, the bar date was xx/xx/2022.
As per the servicing comments, the foreclosure was initiated on the loan. No comments have been found regarding the complaint filing, judgment entered, or hearing dates. As per the comment dated xx/xx/2022, the sale date is postponing from xx/xx/2022 to xx/xx/2022 due to bankruptcy. As per the comment dated xx/xx/2024, the FC was on hold due to BK. Further details not found.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2018 and the FC complaint was filed on xx/xx/2018. The foreclosure proceedings were placed on hold as the borrower had filed Bankruptcy under chapter-13 on xx/xx/2018 with the Case#xx. .The loan is still in active Bankruptcy.

Bankruptcy Comments:Claim No: 2
The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2018 with the Case#xx and the plan was confirmed on xx/xx/2018.
The Schedule-D in xxx shows that the unsecured amount is $xxxut of secured claim in the amount of xx and the value of collateral is xx.
The POC was filed on xx/xx/2018 with the secured claim of xx with an arrearage of xx.
According to the debtor's amended Chapter-13 plan which was filed on xx/xx/2018, the debtor sxxmake regular ongoing xx payment through the plan with monthly payment of $xxx and the total arrearage of xx will be paid through the plan with interest rate of 0.00. This plan was confirmed on xx/xx/2018.
The loan was modified on xx/xx/2017 with new principal balance of xx. The borrower promises to pay the new modified P&I of $xxx with the new fixed interest rate of4.150% beginning from xx/xx/2017 to the new maturity date of xx/xx/2057.	Good Faith Estimate xx Insurance Notice of Servicing Transfer	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "The LTV/CLTV of the loan is exceeded 100% as the appraised value of the subject property is showing in the provided in Appraisal report as xx which is less than the loan amount (xx)."
* MI, FHA or MIC missing and required (Lvl 2)     "FHA MI Certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "The settlement date has been mentioned in the final HUD-1 as xx/xx/2011 wherein the original Note date is xx/xx/2011."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result		Value: Date: Type:2055 Drive-by	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with xx as a nominee for xx
The chain of xx assignment has been completed. Currently, the xx assignment is withxx recorded on xx/xx/2019.
There is a junior	As per review of payment history as of dated xx/xx/2020, borrower is delinquent for 9 months. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2019 in the amount of $xxx with the interest rate of 1.000%.The current unpaid principal balance is in the amount of xx.	Collections Comments:As per servicing comments the loan is in active bankruptcy. As per review of payment history as of dated xx/xx/2020, borrower is delinquent for 9 months. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2019 in the amount of $xxx with the interest rate of 1.000%.The current unpaid principal balance is in the amount of xx. As per servicing comments the foreclosure was initiated against subject property in 2017. The foreclosure was referred to an attorney on xx/xx/2017 and the complaint was filed on xx/xx/2018. The foreclosure sale was scheduled on xx/xx/2018. However the further proceedings were placed on hold due to bankruptcy filing. As per xxx Reasor,xx (Debtor) and xx (Joint Debtor) have filed bankruptcy under chapter 13 on xx/xx/2018 with case no#xx.Currently the loan is in active bankruptcy.
Foreclosure Comments:As per servicing comments the foreclosure was initiated against subject property in 2017. The foreclosure was referred to an attorney on xx/xx/2017 and the complaint was filed on xx/xx/2018.   The foreclosure sale was scheduled on xx/xx/2018. However the further proceedings were placed on hold due to bankruptcy filing. As per xxx xx have filed bankruptcy under chapter 13 on xx/xx/2018 with case no#xx.Currently the loan is in active bankruptcy.
Bankruptcy Comments:As per xxx Reasor, xx have filed bankruptcy under chapter 13 on xx/xx/2018 with case no#xx. The proof of claim was filed on xx/xx/2018 with the secured claim in the amount of xx with arrears in the amount of $xxx90. As per Schedule D of xxx dated xx/xx/2018 the amount of claim without deducting value of collateral is xx and value of collateral that support this claim is xx.However, the unsecured balance is in the amount of $xxx25.The chapter 13 plan was filed on xx/xx/2018. The amended plan was filed on xx/xx/2018 which was confirmed on xx/xx/2018. As per plan, the total claim in the amount of xx and the current installment of payment in the amount of $xxx.The subject claim has been secured. The xxx was filed on xx/xx/2018 which was denied on xx/xx/2018. The date of last filing was xx/xx/2019.	The loan was modified on xx/xx/2016. As per agreement the new UPB is in the amount of xx. Borrower had promised to pay P&I payment in the amount of $xxx with the interest rate of 1.00% which was started on xx/xx/2016. The maturity date of agreement is xx/xx/2040.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "ComplianceEase risk indicator is “Elevated”. However, this loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in “Alabama” State. The Choice of Insurer disclosure is missing in the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report as of xx/xx/2020 shows subject xx was originated on xx.00 with lender xx. Chain of assignment is complete as current assignee is xx. There is a outstanding Civil Judgment against xx for the amount of $xxxorded in xx. In addition there is a (HOA Lien / COA Lien) for xx. RE tax Status: The 2nd installment xx taxes of 2019/20 will be due on xx/xx/2020. No prior year’s delinquent taxes have been found.	The Payment History dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2018 to till xx/xx/2020. The last payment received for due date xx/xx/2018 in the amount of $xxxs been reversed on xx/xx/2020. The current P&I is $xxx21 and rate of interest is 5.000%. The current unpaid principal balance is in the amount of xx.	Collections Comments:The loan is currently in active bankruptcy and the next due for the payment is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxx95 and it was applied for the due date xx/xx/2018. The current P&I is $xxx21 and rate of interest is 5.000%. The current unpaid principal balance is in the amount of xx.

The foreclosure sale scheduled for xx/xx/2019 was put on hold due to active bankruptcy.
The debtor, xx had filed the bankruptcy under chapter 13, xx on xx/xx/2018.
There is no evidence of litigation available in the recent collection comments.

Foreclosure Comments:According to servicing comments, the foreclosure was initiated by referring the file to an attorney on xx/xx/2013. The notice of default was filed on xx/xx/2013. The foreclosure sale was scheduled for xx/xx/2019 and which was put on hold due to active bankruptcy.
Bankruptcy Comments:The debtor, xx had filed the bankruptcy under chapter 13, case#xx on xx/xx/2018. The schedules filed on xx/xx/2018 reflects current value of the property is in the amount of xx. Confirmed plan provides that debtor will cure the arrearage and continue making monthly payments to creditor. The plan was confirmed on xx/xx/2018. The xxx was filed on xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Credit Report	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing."
								* Settlement date is different from note date (Lvl 2) "The subject property is located in CA state and settlement date xx/xx/2007 which is different than note date xx/xx/2007."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 in favor of xx Federal xx.
The chain of assignment is completed as the subject xx is with the lender, U.S xx trustxxxas trustee for xx in chain of assignment as we required assignment of xx from xx
There is an active junior State tax lien in the updated title report against Borrower xx) in the amount of $xxxfavor of "xx
Annual estimated tax is $xx.	Review of payment history as of xx/xx/2020 shows that the loan is currently in delinquency for +13 months and the next due for regular payment is xx/xx/2018. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxx which was applied for the due date of xx/xx/2018. The UPB as of the date is in the amount of xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is currently in delinquency for +13 months and the next due for regular payment is xx/xx/2018. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxx which was applied for the due date of xx/xx/2018. The UPB as of the date is in the amount of xx.
The borrower (Moss) had filed Bankruptcy under chapter-13 on xx/xx/2015 with the Case#xx.The Schedule-D in xxx shows that the unsecured amount is xx out of secured claim in the amount of xx.
No evidence of post-closing FC has been found.

Update:
No issues found in the available collection comment.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed Bankruptcy under chapter-13 on xx/xx/2015 with the Case#xx.The Schedule-D in xxx shows that the unsecured amount is xx out of secured claim in the amount of xx.	The loan was modified on xx/xx/2010 with new principal balance of xx. The borrower promised to pay the new modified P&I of $xxx with the new fixed interest rate of 4.625 % beginning from xx/xx/2010 till the new maturity date of xx/xx/2040.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial Escrow Acct Disclosure Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD and Fee itemization is missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, with xx.
The chain of assignment has been completed.
No active judgments or liens found.
The Combined 1st installment taxes for the year of year 2019 has been due in the amount of $xxxe Combined 2nd installment taxes for the year of year 2019 has been due in the amount of $xxxrrent year taxes are due in the amount of $xxx prior year delinquent taxes have been found.

According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 13 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The collection comments review states that the loan is in bankruptcy.
According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 13 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
This is conventional fixed rate xx with P&I of $xxx with the rate of interest 6.25% and a maturity date of xx/xx/2034. The P&I as per payment history is the $xxx and rate of interest is 6.25%, however, there is a change in P&I and rate of interest with respect to Note data which seems that there would be a possible modification.
As per comment dated xx/xx/2014, there is HHF recast modification was done on xx/xx/2014 with P&I in the amount of Changed from $xxx to $xxx. This new payment change was effective from xx/xx/2014. As per comments dated xx/xx/2014, the signed HHF recast mod was received on xx/xx/2014. However the modification document is missing from the loan file.
The foreclosure was initiated. The file was referred to an attorney on xx/xx/2015. However, as per comments dated xx/xx/2018, the foreclosure was put on hold due to contested foreclosure and that hold was ended on xx/xx/2018 but there are no comments reporting that the contested issue was resolved. Again the foreclosure was put on hold as the borrower had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2017, no further details regarding foreclosure have been found. The bankruptcy status is plan confirmed.
The current property occupancy is unable to be determined from the available loan files.
The property condition is unable to be determined from the available comments. No damage or estimated repair related comments found.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2015. However, as per comments dated xx/xx/2018, the foreclosure was put on hold due to contested foreclosure and that hold was ended on xx/xx/2018 but there are no comments reporting that the contested issue was resolved. Again the foreclosure was put on hold as the borrower had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2017, no further details regarding foreclosure have been found.
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2017. The POC was filed on xx/xx/2017, the POC amount is xx and the arrearage amount is xx. However, the deadline to file the POC was 614/2017. As per amended chapter 13 plan dated xx/xx/2017, the debtor sxxpay to the trustee $xxx00 per Month for 15 months, then $xxx00 per month for the remainder of the plan. There is no comment indicating a cramdown.	This is conventional fixed rate xx with P&I of $xxx with the rate of interest 6.25% and a maturity date of xx/xx/2034. The P&I as per payment history is the $xxx and rate of interest is 6.25%, however, there is a change in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. As per comment dated xx/xx/2014, there is HHF recast modification was done on xx/xx/2014 with P&I in the amount of Changed from $xxx to $xxx. This new payment change was effective from xx/xx/2014. As per comments dated xx/xx/2014, the signed HHF recast mod was received on xx/xx/2014. However the modification document is missing from the loan file.	Missing Required State Disclosures xx Insurance Origination Appraisal	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "According to review of the loan file, this is FHA loan; However, MI certificate is missing from the loan files."
* Missing Appraisal (Lvl 2)     "An Uniform Appraisal report is missing from the loan files."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Ohio state. The following disclosures are missing from the loan file: 1. Equal Credit Availability Notice 2. Insurance Tying Disclosure 3. Non-Deposit Insurance Disclosure"
* Property is Manufactured Housing (Lvl 2)     "The property is manufactured home.
								According to the tape data, type of subject property is manufactured home. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is also not available in the legal description of the recorded xx. The tax certificate located at “xx” attached with the updated title shows the property is affixed to the real estate. As per affixation affidavit document located at “xx” the property is permanently affixed to the foundation. No further information regarding this has been found."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.xx with xx as a nominee for xx
The chain of xx assignment has been completed. Currently, the xx assignment is with xx
There is an active judgment against borrower in the total amount of $xxxded on xx/xx/2013 held by xx
There are two active State Tax liens or warrants against borrower in the total amount of $xxxded on xx/xx/2016 held by State of xx
The 1st installment of combined taxes has been paid in total amount of $xxxhe year of 2019.
The 2nd installment of combined taxes is due in total amount of $xxxhe year of 2019.
As per review of payment history as of dated xx/xx/2020, borrower is 12 month delinquent. The next payment is due on xx/xx/2019. The last interest only payment was received on xx/xx/2019 in the amount of $xxx the interest rate of 4.250%.The current unpaid principal balance is in the amount of xx.	Collections Comments:As per servicing comments the loan is in active bankruptcy. As per review of payment history as of dated xx/xx/2020, borrower is 12 month delinquent. The next payment is due on xx/xx/2019. The last interest only payment was received on xx/xx/2019 in the amount of $xxx the interest rate of 4.250%.The current unpaid principal balance is in the amount of xx.

As per servicing comments the loan was in foreclosure. It was referred to an attorney on xx/xx/2015 and the complaint was filed on xx/xx/2015. The judgment was entered on xx/xx/2016. As per judgment the sale was scheduled on xx/xx/2016 which was postponed on xx/xx/2017. The foreclosure sale has been cancelled due to bankruptcy filing. As per xxx xx has filed bankruptcy under chapter 13 on xx/xx/2017 with case no#xx. The loan is currently in active bankruptcy.

Update:
As per the servicing comments, the foreclosure was initiated on the loan. No comments have been found regarding the complaint filing, judgment entered, or hearing dates. As per the comment dated xx/xx/2024, the FC was cancelled due to reinstatement. Further details not found.
As per the comment dated xx/xx/2023, the BK chapter 13 was discharged and closed.
Foreclosure Comments:As per servicing comments the loan was in foreclosure. It was referred to an attorney on xx/xx/2015 and the complaint was filed on xx/xx/2015. The judgment was entered on xx/xx/2016. As per judgment the sale was scheduled on xx/xx/2016 which was postponed on xx/xx/2017. The foreclosure sale has been cancelled due to bankruptcy filing. As per xxx xx has filed bankruptcy under chapter 13 on xx/xx/2017 with case no#xx. The loan is currently in active bankruptcy.
Bankruptcy Comments:As per xxx xx has filed bankruptcy under chapter 13 on xx/xx/2017 with case no#xx. The proof of claim was filed on xx/xx/2017 with the secured claim in the amount of xx with arrears in the amount of xx. Schedule D in xxx dated xx/xx/2017 shows amount of claim without deducting value of collateral is xx and value of collateral that support this claim is xx.However, unsecured portion remained as xx. The plan was filed on xx/xx/2017 which was confirmed on xx/xx/2017. The plan was modified on after confirmation on xx/xx/2018 and it was granted on xx/xx/2009. As per plan debtor has to pay post-xx arrears amount of xx by monthly payment of $xxxR has not been filed yet. The date of last filing was xx/xx/2019.	The loan was modified on xx/xx/2015 with the fixed amortization. The new principal balance is in the amount of xx. The amount of xx has been deferred from new principal balance. The total interest bearing principal is in the amount of xx. The borrower had promised to pay the Interest only payments in the amount of $xxx interest rate of 4.250% started from xx/xx/2015. The maturity date of this agreement is xx/xx/2040.	Affiliated Business Disclosure Good Faith Estimate Missing Required State Disclosures	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE is missing from loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in “Ohio” State. The following disclosures are missing in the loan file.
1) Equal Credit Availability Notice
2) Insurance Tying Disclosure
3) Non-Deposit Insurance Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per the note the loan was originated on xx."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xxhe chain of the assignment has been completed. Currently, the xx is with x.xx
There is an active civil judgment in the favor  xx which was recorded on xx/xx/2016 in the amount of $xxxbined annual taxes for the year of 2019 have been paid in the amount of $xxxdelinquent taxes have been found for the prior year.
Recent payment history as of xx/xx/2020 shows that borrower has been delinquent since xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied to the due date of xx/xx/2018. The current UPB is xx.	Collections Comments:Loan is in active bankruptcy and is next due for xx/xx/2018.
The last payment was received on xx/xx/2020.
The foreclosure action had been initiated on the subject property and Collection comment dated xx/xx/2017 states that foreclosure sale was scheduled for xx/xx/2017.  The sale held on xx/xx/2017 was rescinded due to bankruptcy filed by the borrower under chapter 13 case#xx.  After the bankruptcy hold was removed, the sale was scheduled on xx/xx/2018.  Foreclosure sale was again put on hold due to bankruptcy filed by borrower on xx/xx/2018.
No evidence of litigation has been found.

Foreclosure Comments:According to servicing comment dated xx/xx/2017, the foreclosure complaint was filed under case#xx.  Collection comment dated xx/xx/2017 states that foreclosure sale was scheduled for xx/xx/2017.  The sale held on xx/xx/2017 was rescinded due to bankruptcy filed by the borrower under chapter 13 case#xx.  After the bankruptcy hold was removed, the sale was scheduled on xx/xx/2018.  Foreclosure sale was again put on hold due to bankruptcy filed by borrower on xx/xx/2018.
Bankruptcy Comments:The bankruptcy was filed on 0xx/xx/2018 under chapter 13,case#xx on 0xx/xx/2018. The plan was confirmed on xx/xx/2018. xxx lists market value of the subject property was xx and amount of claim was xx. Therefore, the unsecured portion is $xxxmended plan filed on xx/xx/2018 provided that debtor will cure the arrears and make the regular monthly payments to the creditor.	This loan modification agreement became effective on xx/xx/2016 which provides new UPB in the amount of xx. The interest at the fixed rate of 4.00% would be charged on new UPB beginning from xx/xx/2016 till xx/xx/2021. After xx/xx/2021, the interest rate will revert back to initial interest per note and xx. The term of the note has been extended and new maturity date will be xx/xx/2056.	Initial Escrow Acct Disclosure xx Insurance Origination Appraisal	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The initial escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is FHA loan . Required MI certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:2055 Drive-by	Value: Date: Type:BPO	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx which was recorded on xx/xx/2005 under xx in favor xx. The chain of assignment has been completed as the xx is currently with xx No active judgments or liens have been found against the borrower/subject property. The annual combined taxes for 2018 have been paid in the amount of $xxxrior year delinquent taxes have been found.	As per review of latest payment history as of xx/xx/2020 the loan is in delinquency for 11 months. The last payment was received on xx/xx/2020 in the amount of $xxx interest rate of 4.50% and P&I $xxxthe due date of xx/xx/2019. The next due date is xx/xx/2019. The current UPB reflected is in the amount of xx.	Collections Comments:The loan is in delinquency for 11 months. The last payment was received on xx/xx/2020 in the amount of $xxx interest rate of 4.50% and P&I $xxxthe due date of xx/xx/2019. The next due date is xx/xx/2019. The current UPB reflected is in the amount of xx.
The new principal balance per modification is in the amount of xx to be paid at the rate of 4.500% beginning from xx/xx/2012 to the stated maturity date xx/xx/2042. Loan is fixed rate for 360 months.  The borrower promises to pay the UPB plus interest to the Lender. Interest bearing amount xx.  P & I is $xxxrow amount being, which may adjust periodically. The Borrower will make monthly payments of PITI and continuing thereafter until P&I are paid in full as per agreement

xx had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2019. The POC was filed by subject creditor on xx/xx/2019, in the secured claim amount xx and an arrearage in the amount of xx. The plan not yet confirmed and as per latest amended plan dated xx/xx/2019 the debtor sxxpay arrears with monthly payment of $xxx30 months.

As per available comments the foreclosure proceedings were initiated on property. The comment dated xx/xx/2018 states that foreclosure was started. As per comment dated xx/xx/2018 the bidding instruction was completed.
As per comment dated xx/xx/2019 the sale was scheduled on xx/xx/2019 which was cancelled due to the bankruptcy filed by debtor on xx/xx/2019 under ch#13 with case# xx. The loan is active in bankruptcy.

As per xxx Report dated xx/xx/2019 which is located at "xx' reflects the property damage. The nature of damage is roof and exterior paint and total estimated cost of repair is $xxxr, no evidence found in the collection comment which state whether the repair has been done or not.
The subject property is owner occupied.
Foreclosure Comments:As per available comments the foreclosure proceedings were initiated on property. The comment dated xx/xx/2018 states that foreclosure was started. As per comment dated xx/xx/2018 the bidding instruction was completed.
As per comment dated xx/xx/2019 the sale was scheduled on xx/xx/2019 which was canceled due to the bankruptcy filed by debtor on xx/xx/2019 under ch#13 with case# xx. The loan is active in bankruptcy.

Bankruptcy Comments:Borrower xx had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2019. The POC was filed by subject creditor on xx/xx/2019, in the secured claim amount xx and an arrearage in the amount of xx. The plan not yet confirmed and as per latest amended plan dated xx/xx/2019 the debtor sxxpay arrears with monthly payment of $xxx30 months.

The new principal balance per modification is in the amount of xx to be paid at the rate of 4.500% beginning from xx/xx/2012 to the stated maturity date xx/xx/2042. Loan is fixed rate for 360 months. The borrower promises to pay the UPB plus interest to the Lender. Interest bearing amount xx. P & I is $xxxrow amount being, which may adjust periodically. The Borrower will make monthly payments of PITI and continuing thereafter until P&I are paid in full as per agreement	Affiliated Business Disclosure Credit Report Missing Required State Disclosures xx Insurance	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "This is FHA loan and required MI Certificate is missing from the loan file."	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MD State and the required disclosures are missing from the loan file.
Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
Affidavit of Consideration."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:Full appraisal	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$8,700.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 in favor of xx
Chain of assignment is incomplete as current assignee is xx
There is a junior civil judgment in the amount of $xxxorded with xx
Annual estimated tax is $xxx	Review of payment history as of xx/xx/2020 shows that the loan is currently in delinquency for +2 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is currently in delinquency for +2 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.
The debtor xx had filed Bankruptcy under chapter-13 with the Case#xx on xx/xx/2015 and the plan was confirmed on xx/xx/2016. The Schedule-D in xxx shows that the unsecured amount is $xxxut of secured claim in the amount of xx and collateral value xx. Loan is still in active Bankruptcy.
No evidence of post-closing Foreclosure has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed Bankruptcy under chapter-13 with the Case#xx on xx/xx/2015 and the plan was confirmed on xx/xx/2016. The Schedule-D in xxx shows that the unsecured amount is $xxxut of secured claim in the amount of xx and collateral value xx. Loan is still in active Bankruptcy.	The loan was modified on xx/xx/2010 with new principal balance of xx. The borrower promised to pay the new modified P&I beginning from xx/xx/2020 till the new maturity date of xx/xx/2040. However the modified P&I and interest rate is not mention in modification.
As per payment history the borrower is making payment with the interest rate of 5.50% and P&I $xxx. We are unable to determine whether it is according to MOD or other source.
Affiliated Business Disclosure Credit Report xx Insurance	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "MI Cert is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final HUD-1 is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with xx as a nominee for  xx recorded on xx/xx/2005 with the xx
The chain of xx assignment has been completed. Currently, the xx assignment is with xx
No active judgments or liens have been found.
The annual xx taxes have been paid in total amount of $xxx the year of 2019.
As per review of payment history as of dated xx/xx/2019, borrower is delinquent for 27 months. The next payment is due on xx/xx/2017. The last P&I payment was received on xx/xx/2019 in the amount of $xxx with the interest rate of 2.875%.The current unpaid principal balance is in the amount of xx.	Collections Comments:Loan currently is in bankruptcy. As per review of payment history as of dated xx/xx/2019, borrower is delinquent for 27 months. The next payment is due on xx/xx/2017. The last P&I payment was received on xx/xx/2019 in the amount of $xxx with the interest rate of 2.875%.The current unpaid principal balance is in the amount of xx.

As per xxx xx (Debtor) has filed bankruptcy under chapter 13 on xx/xx/2017 with case no#xx. The proof of claim was filed on xx/xx/2018 with the secured claim in the amount of xx with arrears in the amount of $xxx10. The plan was filed on xx/xx/2018.The amended plan was filed on xx/xx/2018 which was confirmed on xx/xx/2018.

As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs  have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx xx. (Debtor) has filed bankruptcy under chapter 13 on xx/xx/2017 with case no#xx. The proof of claim was filed on xx/xx/2018 with the secured claim in the amount of xx with arrears in the amount of $xxx10. The plan was filed on xx/xx/2018.The amended plan was filed on xx/xx/2018 which was confirmed on xx/xx/2018. As per plan the subject claim has been secured. The debtor has to pay pre-xx arrears amount of xx through plan. The recent plan was modified after confirmation on xx/xx/2019 and confirmed on xx/xx/2020. The xxx has not been filed yet. The date of last filing was xx/xx/2020. Order on debtors modified plan dated xx/xx/2020 was entered on xx/xx/2020.	Not Applicable	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Missing Dicsloures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "ComplianceEase risk indicator is “Elevated”. However, this loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.

ARM Rate Adjustment Cap Test: Fail"
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing in the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower"		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows, subject xx was originated on xx.xxender name is xx ofxx 2019 taxes are paid in the amount of $xxxe is no delinquency regarding prior taxes.	Review of payment history shows that the borrower is not making regular payments and loan is delinquent for 17 months. Last payment was received on xx/xx/2020 in the amount of $xxxch was applied to payment date of xx/xx/2018. The loan is next due for xx/xx/2018 payment. UPB as per payment history is xx.	Collections Comments:Currently the loan is in active bankruptcy.
Borrower is not making regular payments and loan is delinquent for 17 months. Last payment was received on xx/xx/2020 in the amount of $xxxch was applied to payment date of xx/xx/2018. The loan is next due for xx/xx/2018 payment. UPB as per payment history is xx.
As per comments foreclosure was initiated and file was referred to attorney on xx/xx/2018. However the foreclosure activity was put on hold because xx filed bankruptcy under chapter 13, case # xx on xx/xx/2018. Bankruptcy case is still active.
No damages are reported in the comments.
2019 taxes are paid in the amount of $xxxis no delinquency regarding prior taxes.
Foreclosure Comments:As per comments foreclosure was initiated and file was referred to attorney on xx/xx/2018. However the foreclosure activity was put on hold because xx filed bankruptcy under chapter 13, case # xx on xx/xx/2018. Bankruptcy case is still active. No further information has been found regarding foreclosure.
Bankruptcy Comments:xx filed bankruptcy under chapter 13, case # xx on xx/xx/2018. The plan was confirmed on xx/xx/2019. POC was filed by xx on xx/xx/2019 with secured claim amount of xx and arrearage of xx. As per Order to Modify Chapter 13 plan Doc# 70, the continuing xx payment made to xx (subject Creditor) sxxincrease from $xxxxxx	Limited term interest only loan modification agreement was made between xx. on xx/xx/2014. As per agreement modified amount is xx from which xx is deferred, therefore interest bearing amount is xx. Interest only term starts from xx/xx/2015 till xx/xx/2019. After that borrower will pay regular P&I. Interest only payment amount is $xxxinterest rate is 5.00%. New maturity date is xx/xx/2036.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure xx Insurance Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The Compliance result is Moderate because this loan has failed TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan has failed TILA APR Test.
Final TIL is missing in the loan file, hence the APR was updated as 0.00% for Compliance Purpose."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing in the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan is FHA and LTV is 99.125%. Hence, the MI certificate is required and which is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing in the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing in the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.xxChain of assignment has been completed. Currently, the xx is with xx he other in the favor of xx
There are 3 state tax liens first in the amount of $xxxch was recorded on xx/xx/2006 in the favor of xx
1st, 2nd, 3rd and 4th installment taxes for the year of 2019 have been paid in the total amount of $xxxand 2nd installment taxes for the year of 2020 have been due in the amount of $xxxr year delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower has been delinquent for 12 months and the next due is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2018. The UPB is xx. The current P&I is $xxxPITI is $xxx	Collections Comments:The loan is currently in bankruptcy and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2018. The borrower xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2018. The plan was confirmed on xx/xx/2019. The RFD is unable to be determined. No repairs and damages have been found. As per the comment dated xx/xx/2020, the property is owner occupied.
Foreclosure Comments:
As per the updated title report, the foreclosure was initiated and the file was referred to an attorney. The lis pendency was filed on xx/xx/2018 with case#F-002021-18. The judgment was entered on xx/xx/2018. The sale was scheduled for xx/xx/2018. The borrower xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2018 and FC was placed on hold.

Bankruptcy Comments:As per xxx report, the borrower xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2018. The Schedule D of xxx dated xx/xx/2018 shows amount of secured claim without deducting the value of collateral is $xxxd value of collateral is xx. However the unsecured portion is xx.
The POC was filed on xx/xx/2019 in the secured amount of $xxxd the amount of arrearage is $xxx. As per the chapter 13 filed on xx/xx/2018, the debtor sxxpay to the trustee the sum of $xxxmonth for 60 months. The plan was confirmed on xx/xx/2019.
This loan modification agreement was made between on xx/xx/2015. As per agreement new principal balance is $xxx.44. The borrower promises to pay P&I in the amount of $xxx an interest of 4.000%, beginning from xx/xx/2015. The maturity is 3//2039. The deferred balance is xx and the interest bearing balance is xx.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure xx Insurance Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow acct disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "MI certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report from origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00.
There is a junior xx was originated on xx.A. for the amount of $xxx00.00.
No active judgments or liens found against the subject property or borrower.
xx
No prior year delinquent taxes have been found.

According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 6 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx20 which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx20 and the current interest rate is 2.000%.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx20 which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx20 and the current interest rate is 2.000%. The loan was modified. The foreclosure was initiated in 2015 and the file was referred to attorney on xx/xx/2015. However, the foreclosure was put on hold due to bankruptcy. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2016. The POC was filed by creditor xx on xx/xx/2016 for the secured claim amount is xx and arrearage amount is xx. However, the POC deadline dated xx/xx/2016. The notice of xx payment change was filed on xx/xx/2019. The order on motion for relief from stay was filed on xx/xx/2017. The chapter 13 plan was filed on xx/xx/2016. The modified chapter 13 plan filed on xx/xx/2017 was confirmed on xx/xx/2017. The debtor has promised to pay for trustee in the amount of $xxx00 per month for 60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxer the trustees final report dated xx/xx/2019, the xx arrearage has been paid in the amount of $xxx93. The debtor was dismissed on xx/xx/2019 and the case was terminated on xx/xx/2020.
As per the comment dated xx/xx/2020, the subject property is owner occupied. The reason for default is curtailment of income.  No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.

Foreclosure Comments:The foreclosure was initiated in 2015 and the file was referred to attorney on xx/xx/2015. However, the foreclosure was put on hold due to bankruptcy.
Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2016. The POC was filed by creditor xx on xx/xx/2016 for the secured claim amount is xx and arrearage amount is xx. However, the POC deadline dated xx/xx/2016. The notice of xx payment change was filed on xx/xx/2019. The order on motion for relief from stay was filed on xx/xx/2017. The chapter 13 plan was filed on xx/xx/2016. The modified chapter 13 plan filed on xx/xx/2017 was confirmed on xx/xx/2017. The debtor has promised to pay for trustee in the amount of $xxx00 per month for 60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxer the trustees final report dated xx/xx/2019, the xx arrearage has been paid in the amount of $xxx93. The debtor was dismissed on xx/xx/2019 and the case was terminated on xx/xx/2020.	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2017 between the borrower xx.”. As per the modified terms, the new principal balance is xx. The borrower has promised to pay the in the amount of $xxx20 with the interest rate of 2.000% beginning on xx/xx/2017 till maturity date of xx/xx/2049.	Credit Report Initial Escrow Acct Disclosure Missing Required Disclosures Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.

This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.

The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Finance Charge Test: FAIL The loan data is xx, the comparison data is xx and the variance is -$xxx12

This loan failed the TILA foreclosure rescission finance charge test.

The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxILA Foreclosure Rescission Finance Charge Test: FAIL the loan data is xx , the comparison data xxand the variance is -$xxx12"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Wisconsin State. The following state disclosures are missing from the loan file:
Explanation of Personal Obligation
Marital Property Act Disclosure
Pre-Application Fee Disclosure
Choice of Insurance Disclosure
Escrow Disclosure
Co-Signer Notice
Tattle Tale Notice under the Marital Property Act"
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of servicing transfer disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. The chain of the assignment has been completed. Currently, the xx is with xx which was recorded on xx/xx/2015. The xx annual taxes for the year of 2019 have been paid in the amount of $xxx delinquent taxes have been found for the prior year.	The review of payment history shows that the borrower has been delinquent for 18 months and next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxr the due date of xx/xx/2018. The UPB is reflected in the amount of xx till the due date of xx/xx/2018.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The claim of the subject creditor has been crammed down to xx. The borrower had filed bankruptcy under chapter 11 with the case #xx on xx/xx/2010 and the plan was confirmed on xx/xx/2012. The xxx, Schedule-D shows the amount of xx as an unsecured portion out of the amount of claim xx and the value of the collateral is xx. POC has not been filed yet. However, the deadline to file POC was xx/xx/2010. Upon confirmation of Chapter 11 plan document ( Doc: 45 ) dated xx/xx/2011, the subject creditor secured claim is in the amount of xx has been re-amortize over 360 months with interest rate at 4.5% and borrower promises to pay P&I in the amount of $xxx. The review of payment history shows that the borrower has been delinquent for 18 months and next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxr the due date of xx/xx/2018. The UPB is reflected in the amount of xx till the due date of xx/xx/2018. A review of the collection comment shows no indication of post-closing foreclosure activity. As per servicing comments, unable to determine the reason for default. The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.

Update:
As per the comment dated xx/xx/2022, the BK chapter 11 with case #xx was discharged on xx/xx/2022 in Doc's xx through 270.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The claim of the subject creditor has been crammed down to xx. The borrower had filed bankruptcy under chapter 11 with the case #xx on xx/xx/2010 and the plan was confirmed on xx/xx/2012. The xxx, Schedule-D shows the amount of xx as an unsecured portion out of the amount of claim xx and the value of the collateral is xx. POC has not been filed yet. However, the deadline to file POC was xx/xx/2010. Upon confirmation of Chapter 11 plan document ( xx) dated xx/xx/2011, the subject creditor secured claim is in the amount of xx has been re-amortize over 360 months with interest rate at 4.5% and borrower promises to pay P&I in the amount of $xxx.	Not Applicable	Credit Report Missing Dicsloures Missing Required State Disclosures xx Insurance	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "MI cert is missing from the loan file. However, tape data does not show MI required but final HUD-1 shows that the monthly MI payment is $xxx. Also, final application indicates the MI payment in the amount of $xxx."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
								* Missing Required State Disclosures (Lvl 2) "The subject property is located in Florida state. The following state disclosures are missing from the loan file. 1) Anti-Coercion Notice 2) Title Insurance Disclosure 3) Radon Gas Disclosure 4) Insurance Sales Disclosure"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xxborrower) and (lender) xxCompany, xx, which was recorded on xx/xx/2007. The chain of assignment is complete as the subject xx is with the current assignee,xx
There are two active HOA liens against the subject property in the total amount of $xxxch was recorded on xx/xx/2016 and xx/xx/2016 in xx
Annual xx tax for the year of 2019 has been paid on xx/xx/2019 in the amount of $xxx	Review of the payment history provided from xx/xx/2018 to xx/xx/2019 reveals that borrower has been the delinquent for 4 months. The last payment was received in the amount of $xxxx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 4.625%.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower has been the delinquent for 4 months. The last payment was received in the amount of $xxxx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 4.625%.
Loan modification agreement was made between the borrower and Lender on xx/xx/2015. The new modified rate is 4.625% and borrower promises to pay P&I in the amount of $xxxh was begun on xx/xx/2015. The new principal balance is xx. Lender has agreed to defer the amount of xx. The interest bearing amount is xx and the maturity date is same as note date xx/xx/2037. Reason for Modification is Financial Hardship.
Review of the collection comments states that the foreclosure was initiated and file was referred to attorney on xx/xx/2018. But foreclosure was placed on hold dude to borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2018 and file was placed on hold. Currently foreclosure is on hold due to active bankruptcy.
Borrower has filed chapter 13 plan on xx/xx/2018 under case # xx. POC was filed on xx/xx/2018 which shows that the amount of secured claim is xx and the amount of arrearage is $xxxle D of xxx dated xx/xx/2018  shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore the unsecured portion is xx. Debtor filed amended chapter 13 plan on xx/xx/2018 which states that the debtor sxxpay $xxxMonth for 60 months and debtor will cure the subject arrearage which is in the total amount of $xxxugh plan. Order on Confirm Chapter 13 Plan was filed on xx/xx/2019 which states that the debtor amended chapter 13 plan is hereby confirmed. Currently debtor is in active bankruptcy.
As per collection comments subject property has been occupied by the owner and is in average condition.
Foreclosure Comments:Review of the collection comments states that the foreclosure was initiated and file was referred to attorney on xx/xx/2018. But foreclosure was placed on hold dude to borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2018 and file was placed on hold. Currently foreclosure is on hold due to active bankruptcy.
Bankruptcy Comments:Borrower has filed chapter 13 plan on xx/xx/2018 under case # xx. POC was filed on xx/xx/2018 which shows that the amount of secured claim is xx and the amount of arrearage is $xxxle D of xxx dated xx/xx/2018 shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore the unsecured portion is xx. Debtor filed amended chapter 13 plan on xx/xx/2018 which states that the debtor sxxpay $xxxMonth for 60 months and debtor will cure the subject arrearage which is in the total amount of $xxxugh plan. Order on Confirm Chapter 13 Plan was filed on xx/xx/2019 which states that the debtor amended chapter 13 plan is hereby confirmed. Currently debtor is in active bankruptcy.	Loan modification agreement was made between the borrower and Lender on xx/xx/2015. The new modified rate is 4.625% and borrower promises to pay P&I in the amount of $xxxh was begun on xx/xx/2015. The new principal balance is xx. Lender has agreed to defer the amount of xx. The interest bearing amount is xx and the maturity date is same as note date xx/xx/2037. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure xx Insurance	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* MI, FHA or MIC missing and required (Lvl 2)     "This is a conventional Loan, LTV exceeds 80.00%, therefore xx Insurance Certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service provider disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2020 shows that the xx was originated on xx. The subject xx was recorded on xx/xx/2007 with the xx
The chain of the assignment has been completed. The current assignment is with U.S. xx Trust, N.A, as Trustee for xx
The first and second installments of xx taxes for the year of 2019 have been paid in the amount of $xxxh respectively. The current ownership is vested inxx	The review of the payment history shows that, the borrower is currently delinquent from more than four months and the next due date is for xx/xx/2019. The last payment was received on xx/xx/2020, in the amount of $xxx, which was applied for xx/xx/2019. The UPB stated in the payment history is xx. The Current P&I is $xxx and PITI is $xxx82, with the interest rate of 5%.

Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The reason for default is curtailment of income. The property has been occupied by the owner himself. The last payment was received on xx/xx/2020, in the amount of $xxx, which was applied for xx/xx/2019. The UPB stated in the payment history is xx. The Current P&I is $xxx and PITI is $xxx82, with the interest rate of 5%.
The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2016. The plan was confirmed on xx/xx/2016.
The post-xx due date was xx/xx/2019. The POC was filed on xx/xx/2016, the amount of claim is xx and amount of arrearage is xx, under chapter 13, the debtor sxxpay to the trustee in the amount of $xxxr 60 months. The schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx out of which xx is unsecured.
There is no any evidence of cram down.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2016. The plan was confirmed on xx/xx/2016.
The post-xx due date was xx/xx/2019. The POC was filed on xx/xx/2016, the amount of claim is xx and amount of arrearage is xx, under chapter 13, the debtor sxxpay to the trustee in the amount of $xxxr 60 months. The schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx out of which xx is unsecured.
There is no any evidence of cram down.

The modification agreement was done on xx/xx/2011, between the (borrower) xx
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of 5% with the modified P&I of $xxx.
The first payment date was due on xx/xx/2012 and the new maturity date is xx/xx/2051.
There is no deferred balance has been stated.
Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for "Seller-Paid Points and Fees.""
* Missing Required Disclosures (Lvl 2)     "The initial Escrow Account Disclosure and List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in State of Washington. The following required state disclosures are missing in the loan file
1. Choice of Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "The settlement date is xx/xx/2007. However, the loan origination date is xx/xx/2007."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the xx was originated on xx. The chain of xx assignment has been completed. Currently, the xx assignment is withxx No active judgments or liens have been found. Annual combined taxes for 2019 have been paid off on xx/xx/2019 in the amount of $xxx	The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2019. The loan is in delinquency for more than 5 months. The last payment was received on xx/xx/2019 in the amount of $xxx and it was applied for the due date of xx/xx/2019. The current P&I is $xxx and interest rate is 4.500%. The current unpaid principal balance is in the amount of xx.	Collections Comments:The loan is in bankruptcy.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2019. The loan is in delinquency for more than 5 months. The last payment was received on xx/xx/2019 in the amount of $xxx and it was applied for the due date of xx/xx/2019. The current P&I is $xxx and interest rate is 4.500%. The current unpaid principal balance is in the amount of xx.

The loan was modified on xx/xx/2004 with a new principal balance of xx with fixed rate of 4.500%. The borrower promised to pay monthly P&I payment in the amount of $xxx beginning on xx/xx/2009 till the maturity date of xx/xx/2049. The interest bearing amount is xx.

As per xxx, the borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2017 and the plan was confirmed on xx/xx/2017.

According to xxx schedule D, the value of the collateral is $xxx.00 and the amount of secured claim is xx. Hence, unsecured portion is reflected in the amount of $xxxe creditor, “xx” had filed POC for the secured claim amount of xx and the amount of arrearage of $xxx xx/xx/2017.

According to chapter-13 dated xx/xx/2017, the debtor sxxpay to the trustee in the amount of $xxx every two week per 60 months. The same document states that the arrearage will be paid in the amount of $xxxom June 2017.

As per xxx Report located at”xx”, the exterior inspection of subject property was done on xx/xx/2019 in which $xxxtimated repair has been found. No other evidence has been found regarding damage in collection comment.

Update:
As per the comment dated xx/xx/2022, the BK chapter 13 with case # xx was discharged on xx/xx/2022 and closed on xx/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx, the borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2017 and the plan was confirmed on xx/xx/2017.

According to xxx schedule D, the value of the collateral is $xxx.00 and the amount of secured claim is xx. Hence, unsecured portion is reflected in the amount of $xxxe creditor, “xx” had filed POC for the secured claim amount of xx and the amount of arrearage of $xxx xx/xx/2017.

According to chapter-13 dated xx/xx/2017, the debtor sxxpay to the trustee in the amount of $xxx every two week per 60 months. The same document states that the arrearage will be paid in the amount of $xxxom June 2017.
The loan was modified on xx/xx/2004 with a new principal balance of xx with fixed rate of 4.500%. The borrower promised to pay monthly P&I payment in the amount of $xxx beginning on xx/xx/2009 till the maturity date of xx/xx/2049. The interest bearing amount is xx.	Affiliated Business Disclosure Missing Dicsloures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase Risk Indicator is "Moderate" due to Brokerage/Finder Fee Test is FAIL."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Brokerage/Finder Fee Test is FAIL. The loan data is xx and the comparison data is $xxx00. Hence the variance is +$xxx51.
This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. 0180-17-07(2))
The xx loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the xxe Rules and Regulations, brokerage fee is synonymous with finder fee. Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and sxxbe grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* DTI > 60% (Lvl 2)     "The total monthly income of borrower is $xxxnd the total debts are $xxxherefore the LTV is greater than 60%."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value: Date: Type:2055 Drive-by	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report as of dated xx/xx/2020 shows that the subject xx was originated on xx.00 with the lender xx oxx
There are 12 civil judgments for the total amount of $xxx.77 which were recorded on different dates against the different plaintiffs.
There is an IRS lien in the favor ofxx
The annual xx taxes of 2019 have been paid in the total amount of $xxx delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 9 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx49 for the due date of xx/xx/2019. The UPB reflected is in the amount of xx till the due date of xx/xx/2019.	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and the next due date for the payment is xx/xx/2019. The borrower had filed the bankruptcy under chapter-13 with the case# xx on xx/xx/2015 and the plan was confirmed on xx/xx/2015. The POC was filed by xx on xx/xx/2016 with the secured claim amount of xx and an arrearage in the amount of xx. According to the order confirming chapter 13 plan dated xx/xx/2015, the debtor sxxpay to trustee $xxx66 per month for 60 months. The date of the last filing bankruptcy was xx/xx/2019. The review of payment history shows that the borrower has been delinquent for 9 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx49 for the due date of xx/xx/2019. The UPB reflected is in the amount of xx till the due date of xx/xx/2019. The comment dated xx/xx/2018 reveals that the subject property is owner-occupied. No damage and repairs have been found. No information pertaining to foreclosure has been found. The loan has not been modified since origination.

Update:
No issues found in the available collection comment.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter-13 with the case# xx on xx/xx/2015 and the plan was confirmed on xx/xx/2015. The POC was filed by xx on xx/xx/2016 with the secured claim amount of xx and an arrearage in the amount of xx. According to the order confirming chapter 13 plan dated xx/xx/2015, the debtor sxxpay to trustee $xxx66 per month for 60 months. The xxx was filed on xx/xx/2016. The date of the last filing bankruptcy iss xx/xx/2019.	Not Applicable	Credit Report Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "The loan program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Virginia. The following state disclosures are missing from the loan file.
VA Application Disclosure
Choice of Settlement Agent Disclosure
Disclosure of Charges For Appraisal or Valuation
Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "The ROR is not hand dated by the borrower."
								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with the lender xx
The chain of assignment has been completed. Currently, the xx is withxx
There is a senior xx in the xx
There are 3 IRS liens against the borrower for the total amount of xx which were recorded on xx/xx/2010, xx/xx/2012 and xx/xx/2012 respectively.
There are 2 state tax liens against borrower for the total amount of xx in favor xx
The first installment xx taxes for the year of 2019 have been paid in the amount of $xxxe second installment xx taxes for the year of 2019 are due in the amount of $xxx delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 5 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx90 for the due date of xx/xx/2019. The UPB reflected is in the amount of xx till the due date of xx/xx/2019.	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and the next due date for the payment is xx/xx/2019. According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2015. The POC was filed on xx/xx/2015 with the secured claim amount of xx and the arrearage amount is xx. The chapter 13 plan was filed on xx/xx/2015 and plan confirmed on xx/xx/2015. As per the plan, borrower promised to pay $xxx00 per month for months 1-2, then $xxx00 per month for month 3-60. The date of last filing bankruptcy was xx/xx/2020. The foreclosure was initiated in 2014. The foreclosure file was referred to an attorney on xx/xx/2014 and the complaint was filed on xx/xx/2014 with the xx. The foreclosure sale was scheduled on xx/xx/2015. The borrower had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2015. However, the foreclosure was put on hold. The review of payment history shows that the borrower has been delinquent for 5 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx90 for the due date of xx/xx/2019. The UPB reflected is in the amount of xx till the due date of xx/xx/2019. According to the modification, the loan was modified on xx/xx/2011 between the borrower xx and xx. This loan was modified twice. No damage and repairs have been found. According to the comment dated xx/xx/2019, the subject property is owner-occupied.
Foreclosure Comments:The foreclosure was initiated in 2014. The foreclosure file was referred to an attorney on xx/xx/2014 and the complaint was filed on xx/xx/2014 with the xx. The foreclosure sale was scheduled on xx/xx/2015. The borrower had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2015. However, the foreclosure was put on hold.
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2015. The POC was filed on xx/xx/2015 with the secured claim amount of xx and the arrearage amount is xx. The chapter 13 plan was filed on xx/xx/2015 and plan confirmed on xx/xx/2015. As per the plan, borrower promised to pay $xxx00 per month for months 1-2, then $xxx00 per month for month 3-60. The date of last filing bankruptcy was xx/xx/2020.	According to the modification, the loan was modified on xx/xx/2011 between the borrower xx. As per the modified terms, new principal balance is xx. There are 3 steps of modification. Borrower promises to pay and the 1st step is $xxx37 monthly with a modified interest rate 3.250 % beginning from xx/xx/2011, 2nd step is $xxx94 monthly with a modified interest rate 4.250 % beginning from xx/xx/2014, 3rd step is $xxx15 monthly with a modified interest rate 4.750 % beginning from xx/xx/2015, with a maturity date xx/xx/2050. The interest-bearing amount is xx. The deferred balance is $xxxe is no principal forgiven amount. This loan was modified twice.	Credit Application Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow acct disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The list of service provider's disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the California State. The following state disclosures are missing from the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private xx Insurance Disclosure
4. Earthquake Disclosure for Condominiums
5. Hazard Insurance Disclosure
6. Insurer Recommendation Disclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "The ROR transaction date is xx/xx/2005 which is not consistent with the Note date of xx/xx/2005."
								* Settlement date is different from note date (Lvl 2) "The HUD1 settlement date is xx/xx/2005 which is different from the Note date of xx/xx/2005."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx.A in instru# 20051017002853 in loan amount of xx.

The chain of assignment is completed. Currently loan is with ‘xx

1. There is civil judgment against subject borrower in amount of $xxxhich was recorded on xx/xx/2011 in the favor of ‘xx
2. There is civil judgment against subject borrower in amount of $xxxch was recorded on xx/xx/2011 in the favor of ‘xx
3. There is civil judgment against subject borrower in amount of xx which was recorded on xx/xx/2012 in the favor of ‘xx
4. There is civil judgment against subject borrower in amount of $xxxch was recorded on xx/xx/2014 in the favor of ‘xx
5. There is civil judgment against subject borrower in amount of $xxxch was recorded on xx/xx/2017 in the favor of xx
6. There is civil judgment against subject borrower in amount of $xxxch was recorded on xx/xx/2018 in the favor of ‘xx
7. There is civil judgment against subject borrower in amount of $xxxch was recorded on xx/xx/2018 in the favor of xx.
8. There is civil judgment against subject borrower in amount of xx which was recorded on xx/xx/2020 in the favor of ‘xx

Annual xx taxes for 2019 have been paid off in the amount of $xxxo delinquent taxes have been found for the prior years.
The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2019 to till date. The loan is in delinquency for more than 9 months. The last payment was received on xx/xx/2019 in the amount of $xxx32 with interest rate of 5.125% which was applied for the due date of xx/xx/2019. The payment history reflects current unpaid principal balance is in the amount of xx.	Collections Comments:Comment:
Project xx
The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2019 to till date. The loan is in delinquency for more than 9 months. The last payment was received on xx/xx/2019 in the amount of $xxx32 with interest rate of 5.125% which was applied for the due date of xx/xx/2019. The payment history reflects current unpaid principal balance is in the amount of xx.
According to the latest xxx Report xx dated on xx/xx/2019, subject property is occupied by owner, the property type is single family residence and no any damages are found.
No any visible damages have been found in 24 months collection comments. According to the delinquency status of loan, borrower’s ability to repay is Poor.
The foreclosure file was referred to attorney on xx/xx/2015. As per comment, foreclosure sale was scheduled on xx/xx/2016. Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2016. Currently loan is in active BK case. No evidences have been found in 24 month collection comments regarding foreclosure filing.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2015. Due to the Bankruptcy filed on xx/xx/2016 foreclosure went on hold. So , the Foreclosure is on Hold. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2016. Schedule D of xxx dated xx/xx/2016 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as xx.The POC deadline set on xx/xx/2016 and creditor has filed POC on xx/xx/2016 (before deadline date) with secured amount is xx and arrearage is xx. The chapter 13 plan entered on xx/xx/2016 shows pay arrearage is in amount of xx. Plan has been confirmed on xx/xx/2016. Currently loan is in active BK case. No further information has been found regarding BK.	Not Applicable	Credit Report Notice of Servicing Transfer	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per final HUD-1, settlement date is xx/xx/2005 which is after the note date is xx/xx/2005."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated Title Report dated xx/xx/2020 reflects the subject xx is at first lien position.
 The chain of assignment has been completed. The Last assignment was made on xx/xx/2015 from xx of xx
Participation Trust which was recorded on xx/xx/2015.
There are no active judgments or liens found.
The xx first installment taxes for the year of 2019 have been paid in the amount of $xxxxx second installment taxes for the year of 2019 have been due in the amount of $xxxor delinquent taxes have been found.
As per the review of the payment history as of xx/xx/2019, the borrower has been delinquent for 8 months and the next payment is due for xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx an interest rate of 4.125 % which was applied for xx/xx/2018. The current UPB is xx.	Collections Comments:Available servicing comment as of xx/xx/2020 and documents in file reveal that loan is in bankruptcy.
The borrower has been delinquent for 8 months and the next payment is due for xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx an interest rate of 4.125 % which was applied for xx/xx/2018. The current UPB is xx.
According to the collection comments, the foreclosure was initiated in 2018. The file was referred to an attorney on xx/xx/2019. As per the Lis pendens document attached with the updated title report located at “xx”, the complaint was filed on xx/xx/2018. However the foreclosure put on hold due to the bankruptcy. The borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. The order of confirming chapter 13 plans was filed on xx/xx/2019, states that the Chapter 13 plan xx has been confirmed. The POC was filed by xx As Trustee for xxx xxx on xx/xx/2019 with secured claim of xx and the arrearage amount of xx. Currently the bankruptcy is active.
According to the collection comments the reason for default is Excessive obligation and the borrower intends to keep the property. The borrowers were approved for a 3 month trial payment plan for $xxxh from xx/xx/2020 - xx/xx/2020 and the P&I $xxxEscrow $xxxubject property is owner occupied. According to collection comment, no damages or repairs have been found.
The most recent BPO provided in the file is dated xx/xx/2019 and reflects the property is owner occupied with an as is value of $xxx no needed repairs.

Foreclosure Comments:According to the collection comments, the foreclosure was initiated in 2018. The file was referred to an attorney on xx/xx/2019. As per the Lis pendens document attached with the updated title report located at “xx”, the complaint was filed on xx/xx/2018. However the foreclosure put on hold due to the bankruptcy. The borrower had filed bankruptcy on xx/xx/2018.
Bankruptcy Comments:As per the review of the xxx report, the borrowerxxx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. The order of confirming chapter 13 plans was filed on xx/xx/2019, states that the Chapter 13 plan Doc#13 has been confirmed. The debtor sxxpay for arrearage for 11 months in the amount of $xxxthen 291 from the month of 12 until the claim has been paid off. The POC was filed by xxt on xx/xx/2019 with secured claim of xx and the arrearage amount of xx. As per trustess report dated xx/xx/2019 the debtor has paid principal in the amount of xx out of the scheduled claim xx towards the subject creditor xx Currently the bankruptcy is active.	This Step modification agreement was signed between the borrowers xx. on xx/xx/2018. The unpaid principal balance is xx with interest rate 4.125 % which steps up in 2 steps ending at 4.000%. The borrower promises to pay the monthly P&I of $xxxnning from xx/xx/2018. The maturity is xx/xx/2058. There is balloon provision for the payment. As per the modification, the borrower will make payment interest only from xx/xx/2018 to xx/xx/2023 with interest rate of 4.125%.	Affiliated Business Disclosure
Credit Application
Credit Report
Document Showing a Index Numerical Value
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required Disclosures
Missing Required State Disclosures
Notice of Servicing Transfer	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The Final HUD is not executed by the borrowers however it is stamped Certified True Copy and is executed by the Settlement Agent."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL Loan Data 0.000% Comparison Data 3.186% Variance -3.186%
This loan failed the TILA APR test. The annual percentage rate (APR) is 3.186%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial Escrow Account Disclosure is missing from the file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure document is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The List of Service Providers is missing from the file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in California. However, the following required state disclosures are missing from the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private xx Insurance Disclosure
4. Earthquake Disclosure for Condominiums
5. Hazard Insurance Disclosure
6. Insurer Recommendation Disclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer document is missing from the loan file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "Unable to determine the Operative Index value. As per the supportive Documents is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form document is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per loan note date is xx/xx/2004 and the settlement date is xx/xx/2004. Hence the settlement date is different from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xxhe chain of the assignment has been completed. Currently, the xx is with xx
1) There is a junior xx in the favor of Illxx
The second installment xx taxes of 2019 are due in the amount $xxxhe due date xx/xx/2020. The first and second installment xx taxes of 2018 have been paid in the total amount of $xxxnquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 11 months and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxthe due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2017 and the plan was confirmed on xx/xx/2017. The motion for relief from stay was filed on xx/xx/2017. According to the amended plan dated xx/xx/2017, the debtor sxxpay the total amount of xx by paying $xxx2 months and $xxxmonth for the period of 3 to 60 months. The proof of claim was filed on xx/xx/2017 with the claim amount of xx and the amount of arrearage is xx.
According to updated title report dated xx/xx/2020, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2016. The complaint was filed on xx/xx/2016. The judgment was entered on xx/xx/2017 (xx). The foreclosure case was dismissed on xx/xx/2019. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2017.
The review of payment history shows that the borrower has been delinquent for 11 months and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxthe due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.
The loan modification agreement was made on xx/xx/2015 between the borrower xx and lender xx The borrower promises to make a monthly payment of $xxx the interest rate of 4.375% beginning from xx/xx/2015 till the maturity date of xx/xx/2033. The deferred balance amount is xx and the interest-bearing amount is xx. The New Principal Balance stated in the modification is xx.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.

Update:
As per the comment dated xx/xx/2023, the FC was on hold.
As per the comment dated xx/xx/2023, The BK was discharged.
Foreclosure Comments:According to updated title report dated xx/xx/2020, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2016. The complaint was filed on xx/xx/2016. The judgment was entered on xx/xx/2017 (xx). The foreclosure case was dismissed on xx/xx/2019. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2017.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2017 and the plan was confirmed on xx/xx/2017. The motion for relief from stay was filed on xx/xx/2017. According to the amended plan dated xx/xx/2017, the debtor sxxpay the total amount of xx by paying $xxx2 months and $xxxmonth for the period of 3 to 60 months. The proof of claim was filed on xx/xx/2017 with the claim amount of xx and the amount of arrearage is xx.
The loan modification agreement was made on xx/xx/2015 between the borrower xx. The borrower promises to make a monthly payment of $xxx the interest rate of 4.375% beginning from xx/xx/2015 till the maturity date of xx/xx/2033. The deferred balance amount is xx and the interest-bearing amount is xx. The New Principal Balance stated in the modification is xx.	Credit Application Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Dicsloures Missing Required State Disclosures	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, values are considered from initial application dated xx/xx/2003."
* Application Not Signed by All Borrowers (Lvl 2)     "Final application is missing from the loan file. However, values are considered from initial application dated xx/xx/2003."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosures is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois state. The following state disclosures are missing from the loan file.
IL Collateral Protection Insurance Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Operative index value is unable to confirm (Lvl 2) "The operative index value is unable to be determined from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows that the subject xx was recorded on xx/xx/2006 with xx. The chain of assignment had been completed as currently the assignment is with xxx xx Trust, xxx, As Trustee for xx	Review of payment history as of dated xx/xx/2020 shows that the borrower is not making regular payments. The loan payments are currently 12 months delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of $xxxthe due date of xx/xx/2018. The unpaid principal balance according to payment history is in the amount of $xxxhe current interest rate is 8.000% with P&I in the amount of $xxx	Collections Comments:Collection comments available from xx/xx/2009 till xx/xx/2020 shows that the borrower is not making regular payments. The loan payments are currently 12 months delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of $xxxthe due date of xx/xx/2018. The unpaid principal balance according to payment history is in the amount of $xxxhe current interest rate is 8.000% with P&I in the amount of $xxxodification agreement was made between borrower “xx” and lender “xx” on effective date of xx/xx/2018. The borrower agrees to pay the UPB of xx with interest rate of 8.000 % and P&I of $xxx fixed amortized type that began from first payment date xx/xx/2018 to be ended with the maturity date of xx/xx/2052. The borrower agrees to pay the amount of xx as deferred balance on the maturity date xx/xx/2052. The UPB that has been amortized is xx as an interest bearing amount. Collection comment dated xx/xx/2018 shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2018. Available notice of lis pendens with casexxlocated at (xx) shows that the foreclosure complaint was filed on xx/xx/2018. Collection comment dated xx/xx/2019 shows that the foreclosure judgment was entered on xx/xx/2019. Comment dated xx/xx/2019 shows that the foreclosure sale date was set for xx/xx/2019. But, the foreclosure process was put on hold due to bankruptcy filed by the borrower. According to xxx, the borrowers xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. The plan has not been confirmed yet.

Update:-
As per the comment dated xx/xx/2023, the borrower xx died on xx/xx/2022 and xx on xx/xx/2020.
Foreclosure Comments:Collection comment dated xx/xx/2018 shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2018. Available notice of lis pendens with xx located at xx) shows that the foreclosure complaint was filed on xx/xx/2018. Collection comment dated xx/xx/2019 shows that the foreclosure judgment was entered on xx/xx/2019. Comment dated xx/xx/2019 shows that the foreclosure sale date was set for xx/xx/2019. But, the foreclosure process was put on hold due to bankruptcy filed by the borrower on xx/xx/2019.
Bankruptcy Comments:According to xxx, the borrowers xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. The plan has not been confirmed yet. The POC was filed on xx/xx/2019 in the claim amount of $xxxth arrearage in the amount of xx. Schedule D under xxx filed on xx/xx/2019 shows amount of claim without deducting the value of collateral is xx, value of collateral that supports the claim is xx and unsecured portion is in the amount of xx.	Loan Modification agreement was made between borrower “xx.” on effective date of xx/xx/2018. The borrower agrees to pay the UPB of xx with interest rate of 8.000 % and P&I of $xxx fixed amortized type that began from first payment date xx/xx/2018 to be ended with the maturity date of xx/xx/2052. The borrower agrees to pay the amount of xx as deferred balance on the maturity date xx/xx/2052. The UPB that has been amortized is xx as an interest bearing amount.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is Moderate as TILA failed for Finance Charge Test and Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test failed for Finance Charge Test. As per loan data the Finance Charge is xx. However comparison data is xx and variance is -xx.
ComplianceEase TILA Test failed for Foreclosure Rescission Finance Charge Test. As per loan data the Foreclosure Rescission Finance Charge is xx. However comparison data is xx and variance is -xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx which was recorded on xx/xx/2006 under xx in favor of xx III., a xx. The chain of assignment has been completed as the xx is currently with the current assignee xx
There are two certificate of tax sale against xx
1st sewer tax sale is in the amount of $xxxr of xx, which was recorded on xx/xx/2015. Per Tax Collector this was redeemed on xx/xx/2017.
2nd sewer certificate is in the amount of $xxxr of xx
But no release has been recorded for both the tax sale.

There are 4 State tax liens against the borrower in the total amount of xx in favor of xx

There are multiple civil judgments against the borrower in the total amount of xxin xx
The annual combined taxes of 2019 have been paid in the amount of $xxx2nd installments of utility charges for the year of 2019 have been delinquent in the amount of $xxxayable through the date of xx/xx/2020.
No prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2020 the loan is in delinquency for 6 months. The last payment was received on xx/xx/2020 in the amount of $xxx interest rate of 1.780% and P&I $xxxr the due date of xx/xx/2019. The next due date is xx/xx/2019. The current UPB reflected is in the amount of xx and deferred balance is xx.	Collections Comments:The debtor “xx” had filed bankruptcy under ch#13 with case#xx on xx/xx/2018. Schedule D of xxx dated xx/xx/2018 shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx; therefore, the unsecured portion is xx. The POC was filed by subject creditor on xx/xx/2018 with secured claim amount of xx and arrearage is xx. The plan was confirmed on xx/xx/2018 and as per plan dated xx/xx/2018 the debtor sxxcure arrears through the plan. On xx/xx/2018 the relief was filed by subject creditor and it was granted by court.

The loan is in delinquency for 6 months. The last payment was received on xx/xx/2020 in the amount of $xxx interest rate of 1.780% and P&I $xxxr the due date of xx/xx/2019. The next due date is xx/xx/2019. The current UPB reflected is in the amount of xx and deferred balance is xx.
The Loan has been modified with fixed amortization and modification agreement was made on an effective date of xx/xx/2014. The new principal balance is xx. The borrower had given promise to pay P&I in the amount of $xxx new interest rate of 2.00%. The first payment had begun from xx/xx/2014 and ends with the maturity date of xx/xx/2054.The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. Hence the UPB that has been amortized as an interest bearing amount xx.
Thereafter the loan was again modified on xx/xx/2015 which is located at "xx" for limited term. As per mod new principal balance is xx. Borrower promised to pay interest only payment $xxxich had begun from xx/xx/2015 with interest rate of 1.78%. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. Hence the UPB that has been amortized as an interest bearing amount xx. On reduction period end date xx/xx/2020, this agreement will terminate and interest rate of the loan will revert to those in loan document (prior mod).

As per document available with updated title report (xx) the foreclosure proceedings were initiated on property. The file was referred to attorney on xx/xx/2016 and complaint was filed on xx/xx/2016 with xx. The judgment of foreclosure was entered on xx/xx/2017. However, the file was put on hold due to the bankruptcy filed by debtor on xx/xx/2018 under ch#13 with case#xx. The loan is in active bankruptcy. No further details of foreclosure have been found.
Foreclosure Comments:As per document available with updated title report (xx) the foreclosure proceedings were initiated on property. The file was referred to attorney on xx/xx/2016 and complaint was filed on xx/xx/2016 with xx. The judgment of foreclosure was entered on xx/xx/2017. However, the file was put on hold due to the bankruptcy filed by debtor on xx/xx/2018 under ch#13 with case#xx. The loan is in active bankruptcy. No further details of foreclosure have been found.
Bankruptcy Comments:The debtor “xx” had filed bankruptcy under ch#13 with case#xx on xx/xx/2018. Schedule D of xxx dated xx/xx/2018 shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx; therefore, the unsecured portion is xx. The POC was filed by subject creditor on xx/xx/2018 with secured claim amount of xx and arrearage is xx. The plan was confirmed on xx/xx/2018 and as per plan dated xx/xx/2018 the debtor sxxcure arrears through the plan. On xx/xx/2018 the relief was filed by subject creditor and it was granted by court.	The Loan has been modified with fixed amortization and modification agreement was made on an effective date of xx/xx/2014. The new principal balance is xx. The borrower had given promise to pay P&I in the amount of $xxx new interest rate of 2.00%. The first payment had begun from xx/xx/2014 and ends with the maturity date of xx/xx/2054.The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. Hence the UPB that has been amortized as an interest bearing amount xx.
Thereafter the loan was again modified on xx/xx/2015 which is located at "xx" for limited term. As per mod new principal balance is xx. Borrower promised to pay interest only payment $xxxich had begun from xx/xx/2015 with interest rate of 1.78%. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. Hence the UPB that has been amortized as an interest bearing amount xx. On reduction period end date xx/xx/2020, this agreement will terminate and interest rate of the loan will revert to those in loan document (prior mod).
Affiliated Business Disclosure Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk Indicator is "Moderate" as this loan failed TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test and TILA APR Test.
TILA Finance Charge Test: FAIL loan data: xx comparison data: xx variance: -xx.
TILA Foreclosure Rescission Finance Charge Test: FAIL loan data: loan data: xx comparison data: xx variance: -xx.
TILA APR Test: FAIL loan data: 7.780% comparison data: 10.107% variance: -2.327%."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxloan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxs loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 10.107%. The disclosed APR of 7.780% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NJ State and the required disclosures are missing from the loan file.
NJ Attorney Disclosure
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax Bill Information
Private Well Testing
Choice of Insurer Disclosure
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value: Date: Type:2055 Drive-by	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xxand borrower “xx

The chain of assignment is incomplete. Currently assignment is with xx’.
There are three HOA liens open against the subject property in the total amount of $xxx was recorded on xx/xx/2008, xx/xx/2014 and xx/xx/2016 respectively in the favor of xx"
The xx taxes for 2019 have been paid off in amount of $xxxrior delinquent taxes have been found.
The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2019 to till date. The delinquency has been done for more than 7 months. The last payment was received on xx/xx/2019 in the amount of $xxx interest rate of 2.50% which was applied for the due date of xx/xx/2019. The payment history reflects current unpaid principal balance is in the amount of xx and tape data reflects the modified deferred amount is xx.	Collections Comments:Comment:
Project xx
The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2019 to till date. The delinquency has been done for more than 7 months. The last payment was received on xx/xx/2019 in the amount of $xxx interest rate of 2.50% which was applied for the due date of xx/xx/2019. The payment history reflects current unpaid principal balance is in the amount of xx and tape data reflects the modified deferred amount is xx.
No any visible damages have been found in 24 months collection comments. As per comment dated xx/xx/2019 subject property is occupied by owner. As per comment dated xx/xx/2018 the reason for default is Curtailment of income and borrower’s intention is to keep property. No visible damages/repair has been found. According to the delinquency status of loan, borrower’s ability to repay is Poor.
The review of collection comment states that foreclosure was initiated in 2018. The foreclosure file was referred to attorney on xx/xx/2018. As per comment dated xx/xx/2018 foreclosure sale was scheduled on xx/xx/2018. According to the comment dated xx/xx/2018, bidding instruction has been completed with amount xx. The foreclosure file was closed on xx/xx/2018 for the reinstatement funds was received to servicer in amount of $xxxan was modified on xx/xx/2018. Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2019. Currently loan is in active BK case. No further information has been found regarding Foreclosure.

Foreclosure Comments:The review of collection comment states that foreclosure was initiated in 2018. The foreclosure file was referred to attorney on xx/xx/2018. As per comment dated xx/xx/2018 foreclosure sale was scheduled on xx/xx/2018. According to the comment dated xx/xx/2018, bidding instruction has been completed with amount xx. The foreclosure file was closed on xx/xx/2018 for the reinstatement funds was received to servicer in amount of $xxxan was modified on xx/xx/2018. Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2019. Currently loan is in active BK case. No further information has been found regarding Foreclosure.
Bankruptcy Comments:Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2019. Schedule D of xxx dated xx/xx/2019 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as xx.The POC deadline set on xx/xx/2019 and creditor has filed POC on xx/xx/2019 (before deadline date) with secured amount is xx and arrearage is $xxxapter 13 plan was entered on xx/xx/2019 shows that debtor sxxpay the arrearage is in amount of $xxx monthly payment $xxxlan has been confirmed on xx/xx/2019. Motion for relief from stay was entered on xx/xx/2020 and was ordered on xx/xx/2020. Currently loan is in active BK case. No further information has been found regarding BK.
The loan modification agreement was made between borrower ‘xx.’ on xx/xx/2018 with a new principal balance is xx to the step modification and the rate was starting from 2.50% and borrower had given promise to pay P&I in the amount of $xxxnning on xx/xx/2018 with a new maturity date of xx/xx/2058. The rate changes in xx/xx/2024 steps ending at 4.00%.
Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And there are no estimated HUD-1 / Itemization of fees available in file."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the of loan origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.34 withxx
The chain of assignment has been completed. Currently, the xx is with xx
No active liens and judgments against the borrower/property.
1st and 2nd installments xx taxes for the year of 2019 are due in the total amount of $xxxxx/xx/2020 and xx/xx/2020 respectively.
According to the review of payment history as of xx/xx/2020, the borrower is delinquent for 29 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2017 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxx. The UPB reflected in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. According to the review of payment history as of xx/xx/2020, the borrower is delinquent for 29 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2017 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxx. The UPB reflected in the amount of xx.
As per the comment dated xx/xx/2019, the reason for default is curtailment of income.
As per the xxx Report dated xx/xx/2019 located at “xx”, the subject property is owner-occupied with average condition. No damages or repairs have been found.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2016.  The date of complaint filed and judgment entered are unavailable. As per the comment dated xx/xx/2019, the foreclosure sale was scheduled on xx/xx/2019. However, the foreclosure was put on hold due to the borrower had filed bankruptcy on xx/xx/2019. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is xx. The chapter 13 plan was confirmed on xx/xx/2019, the debtor sxxpay P&I to the trustee in the amount of $xxx00. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx. However, As per the appraisal report (xx the subject property value is xx. There is no comment indicating a cramdown. The date of last filing is xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures xx Insurance	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "The loan type is conventional and the LTV is 99.42% hence MI required for this loan, however; the MI certificate is missing from the loan file."	* Application Missing (Lvl 2) "The Final 1003 as well as 1008 is missing in the loan file , However the values are taken as note date and loan amount."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
Loan data: 0.000% Comparison Data: 9.214% Variance: -9.214%
The annual percentage rate (APR) is 9.214%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test: - On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Ohio State. The following required state disclosures are missing from the loan file.
1.Equal Credit Availability Notice
2.Insurance Tying Disclosure
3.Non-Deposit Insurance Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2018, the xx was originated on xx.xxhe chain of xx assignment is incomplete. There is a break in xx assignment from xx There is a civil judgment open against the borrower in the favor of xx Annual city and xx taxes of 2019 have been paid in the amount of $xxx	The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The loan is in delinquency for 16 months. The last payment was received on xx/xx/2019 in the amount of $xxxit was applied for the due date of xx/xx/2018. The current P&I is $xxxinterest rate is 4.00%. The current unpaid principal balance is in the amount of xx and modification deferred balance in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The loan is in delinquency for 16 months. The last payment was received on xx/xx/2019 in the amount of $xxxit was applied for the due date of xx/xx/2018.
According to the xxx, xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017. Schedule D in xxx dated xx/xx/2017 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. POC was filed by xx on xx/xx/2018, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2017. This plan was confirmed on xx/xx/2018, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx  and regular payment will be paid in the amount of $xxxhly. Trustee's Motion To Dismiss was filed on xx/xx/2018 and this order was withdrawn on xx/xx/2019.
As per seller tape data, the foreclosure was started by referring to attorney on xx/xx/2016. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2017.
According to collection comment, no damages or repairs have been found.
According latest exterior xxx Report (xx) dated xx/xx/2019, the subject property was occupied by owner and property is in fair condition. Estimated cost for roof repairs have been noted in the amount of $xxxther details have been found that repairs have been completed or not.

Update:
As per the comment dated xx/xx/2024, the BK chapter 13 with case # xx was filed on xx/xx/2024. As per the comment dated xx/xx/2024, the POC was filed on xx/xx/2024.
As per the comment dated xx/xx/2023, the BK with case # xx was filed on xx/xx/2017. As per the comment dated xx/xx/2023, the BK was dismissed on xx/xx/2023.
As per the servicing comments, the foreclosure was initiated on the loan. No comments have been found regarding the complaint filing, judgment entered, or hearing dates. As per the comment dated xx/xx/2024, the sale date was set xx/xx/2024, but BK is active. As per the comment date xx/xx/2024, the FC was on hold due to BK. Further details not found.
As per the comment dated xx/xx/2022, the loan was modified on xx/xx/2015 limited term fixed rate reduction, missed reduction period end date of xx/xx/2022 and corrected the maturity date from xx/xx/2032 to xx/xx/2032 per note. The corrected AM term from 202 to 360 as loan mod did not change the maturity date.
Foreclosure Comments:As per seller tape data, the foreclosure was started by referring to attorney on xx/xx/2016. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2017.
Bankruptcy Comments:According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017. Schedule D in xxx dated xx/xx/2017 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. POC was filed by xx, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2017. This plan was confirmed on xx/xx/2018, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid in the amount of $xxxhly. Trustee's Motion To Dismiss was filed on xx/xx/2018 and this order was withdrawn on xx/xx/2019.	The loan modification agreement was made between borrower and servicer on xx/xx/2015 with the new modified unpaid principal balance is xx. The balance was deferred in the amount of xx other than principal balance. The interest bearing amount was xx with interest rate 4.00% and the modified P&I was $xxxrst modified payment due date was xx/xx/2015 and the maturity date will be xx/xx/2032. The reduction period ends on xx/xx/2020.	Affiliated Business Disclosure Credit Report xx Insurance Notice of Servicing Transfer	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrowers."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE risk indicator is moderate due to loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test. Loan data is $xxxparison data is $xxxvariance +$xxx Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan is conventional and LTV exceeds 80%. Hence, the MI certificate is required and which is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xxhich was recorded on xx/xx/2006 with xx
The chain of Assignment has been completed.  The latest assignment is with xx
No active liens and judgments have been found.
The annual installment of the xx jurisdiction tax of 2019 has been paid in the amount of $xxx/xx/2019.
No prior year delinquent taxes have been found.	According to the review of payment history as of xx/xx/2019, the borrower has been delinquent for 27 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2017 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected in the amount of xx.	Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for 27 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2017 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected in the amount of xx.
The reason for default is unable to be determined from the latest collection comments.
The loan modification agreement was made between (borrower) xx, on xx/xx/2015.
The subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2019 and the complaint was filed on xx/xx/2019. The foreclosure sale has been scheduled for xx/xx/2019. However, the foreclosure was put on hold as the borrower had filed bankruptcy on xx/xx/2019 and the plan was confirmed on xx/xx/2019.
Bankruptcy Comments:According to the xxx, the borrower xx had filed bankruptcy under chapter-13 with case# xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019, the POC amount is xxand the arrearage amount is xx. The debtor sxxpay the trustee the sum of $xxxy two weeks under chapter 13. The date of the last filing is xx/xx/2020. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is $xxxis no comment indicating a cram-down.	This loan modification agreement was made between (borrower)xx
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 4.00% and new P&I is in the amount of $xxxnning from xx/xx/2015. The maturity is xx/xx/2031. The interest bearing amount is xx and the deferred balance in the amount of xx. There is no provision for the balloon payment.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003/application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA APR test.
This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -xx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxForeclosure Rescission Finance Charge Test: FAILLoan Data  xx Comparison Data xx Variance -xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxA APR Test: FAIL Loan Data 8.834% Comparison Data 10.425% Variance -1.591%
This loan failed the TILA APR test.
The annual percentage rate (APR) is 10.425%. The disclosed APR of 8.834% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

Brokerage/Finder Fee Test: FAIL Loan Data $xxxarison Data $xxxance +$xxxoan failed the brokerage/finder fee test.
The xx loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the xxe Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and sxxbe grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -xx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxForeclosure Rescission Finance Charge Test: FAILLoan Data  xx Comparison Data xx Variance -xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxA APR Test: FAIL Loan Data 8.834% Comparison Data 10.425% Variance -1.591%
This loan failed the TILA APR test.
The annual percentage rate (APR) is 10.425%. The disclosed APR of 8.834% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

Brokerage/Finder Fee Test: FAIL Loan Data $xxxarison Data $xxxance +$xxxoan failed the brokerage/finder fee test.
The xx loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the xxe Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and sxxbe grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the xxe state. The following state disclosures are missing from the loan file:
1. Placement of Insurance Disclosure
2. Availability of Title Insurance
3. TN Consent to Disclosure of Insurance Information
4. Choice of Agent/insurer
5. Insurance Solicitation/Post Commitment"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.xxor the amount of xx. There is senior xx was originated on xx.xx. There are 3 state tax liens against the borrower with the xx for the total amount of xx which was recorded on xx/xx/2008, xx/xx/2009 and xx/xx/2014. The chain of assignment has been completed. Currently, the assignment is from , xx. which was recorded on xx/xx/2015. xx annual taxes of 2019 have been paid in the amount of $xxx/xx/2019. City annual taxes of 2019 have been paid in the amount of $xxx/xx/2019. No prior year delinquent taxes have been found.	According to latest payment history as of xx/xx/2019, the borrower is currently delinquent for 11 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for the due date of xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxxd the current interest rate is 1.875%.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for the due date of xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxxd the current interest rate is 1.875%. The loan was modified. According to the comment dated xx/xx/2018, the foreclosure was initiated in 2018 and the file was referred to attorney on xx/xx/2018. The sale was scheduled for xx/xx/2018. The sale has been postponed due to bankruptcy. However, the foreclosure was put on hold due to borrower has bankruptcy on xx/xx/2018. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The POC was filed by creditor xx on xx/xx/2018 for the secured claim amount is xx and arrearage amount is $xxxr, the POC deadline dated xx/xx/2018. The notice of xx payment change was filed on xx/xx/2019. The amended chapter 13 plan filed on xx/xx/2018 was confirmed on xx/xx/2018. The debtor has promised to pay for trustee in the amount of $xxxmonthly. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. As per the comment dated xx/xx/2019, the subject property is owner occupied. As per the comment dated xx/xx/2018, the reason for default is curtailment of income. As per the comment dated xx/xx/2018, the subject property is located in FEMA disaster area which was declared on xx/xx/2018 for hurricane. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Foreclosure Comments:According to the comment dated xx/xx/2018, the foreclosure was initiated in 2018 and the file was referred to attorney on xx/xx/2018. The sale was scheduled for xx/xx/2018. The sale has been postponed due to bankruptcy. However, the foreclosure was put on hold due to borrower has bankruptcy on xx/xx/2018.
Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The POC was filed by creditor xx on xx/xx/2018 for the secured claim amount is xx and arrearage amount is $xxxr, the POC deadline dated xx/xx/2018. The notice of xx payment change was filed on xx/xx/2019. The amended chapter 13 plan filed on xx/xx/2018 was confirmed on xx/xx/2018. The debtor has promised to pay for trustee in the amount of $xxxmonthly. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx.

The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2016 between the borrower "xx.”. As per the modified terms, the new principal balance is xx and deferred principal balance is xx. The borrower has promised to pay interest only in the amount of $xxxth the interest rate of 1.875% beginning on xx/xx/2016 for 60 month and $xxx the interest rate of 8.230% beginning on xx/xx/2021 till maturity date of xx/xx/2056.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test. This loan failed the TILA foreclosure rescission finance charge test. This loan failed the TILA APR test. This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxinance Charge Test: FAIL The loan data is xx, the comparison data is xx and the variance is -xx

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxA Foreclosure Rescission Finance Charge Test: FAIL The loan data is xx, the comparison data is xx and the variance is  -xx

This loan failed the TILA APR test.
The annual percentage rate (APR) is 9.275%. The disclosed APR of 7.682% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

TILA APR Test: FAIL  The loan data is 7.682%, the comparison data is  9.275% and the variance is -1.593%

This loan failed the TILA right of rescission test.
Closed-end
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

TILA Right of Rescission Test:"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per the appraisal, the original LTV is 104.997% and the original combined LTV is 104.997%. However, the LTV is exceeds than the 104%."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia State. The following required state disclosures are missing from the loan file. 1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom) 2. Disclosure of Additional Fees"
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 in favor ofxx.

The chain of assignment is completed as the subject xx is still with the lender, xxx, as Trustee for xx.

There is an active junior xx available in the updated title report in the amount of xx in favor ofxx. and it was recorded on xx/xx/2007.

The 1st installment of combined tax for xx on xx is in due and the due date is xx/xx/2020.	According to the payment history as of xx/xx/2020, the borrower is delinquent for 9 months. The last payment was received on xx/xx/2019. The payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx41. The current UPB is xx.	Collections Comments:As per the servicing comments, the loan is currently in bankruptcy. The borrower is delinquent for 9 months. The last payment was received on xx/xx/2019. The payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx41. The current UPB is xx.
The loan has been modified once since origination. This modification agreement was signed between xx(Borrower) and the lender xx, NA.(Lender) on xx/xx/2013. According to the modified terms, the new principal balance is xx. The borrower promises to pay $xxx39 with the starting rate of interest 3.251% beginning from xx/xx/2013. The new maturity date is xx/xx/2053.
The foreclosure was initiated (xx#xx). The file was referred to an attorney on xx/xx/2015. The complaint was filed on 5/115/2015. The notice of sale was filed on xx/xx/2019 and recorded on xx/xx/2019. The sale was scheduled for xx/xx/2019. However, the foreclosure was put on hold as the borrower filed the bankruptcy on xx/xx/2019 with case#xx.
Doreen Elizabeth Cabral had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. The debtor had filed the amended chapter 13 plan on xx/xx/2019 which the  on xx/xx/2019. According to the plan, the debtor sxxpay to the trustee $xxx for 2 months and then $xxx28 for 57 months. The creditor had filed the POC on xx/xx/2019 with the secured claim amount of xx and the arrearages of xx. The last day of filing is xx/xx/2019.
As per the comment dated xx/xx/2019, the subject property is owner occupied. No damages have been found.
Foreclosure Comments:The foreclosure was initiated (xxThe file was referred to an attorney on xx/xx/2015. The complaint was filed on 5/115/2015. The notice of sale was filed on xx/xx/2019 and recorded on xx/xx/2019. The sale was scheduled for xx/xx/2019. However, the foreclosure was put on hold as the borrower filed the bankruptcy on xx/xx/2019 with case#xx.
Bankruptcy Comments:xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. The debtor had filed the amended chapter 13 plan on xx/xx/2019 which was confirmed on xx/xx/2019. According to the plan, the debtor sxxpay to the trustee $xxx for 2 months and then $xxx28 for 57 months. The creditor had filed the POC on xx/xx/2019 with the secured claim amount of xx and the arrearages of xx. The last day of filing is xx/xx/2019.	The loan has been modified once since origination. This modification agreement was signed between xx, NA.(Lender) on xx/xx/2013. According to the modified terms, the new principal balance is xx. The borrower promises to pay $xxx39 with the starting rate of interest 3.251% beginning from xx/xx/2013. The new maturity date is xx/xx/2053.	Affiliated Business Disclosure	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "The List of Service Provider Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.A. for the amount of xx.
There is a junior xx was originated on xx. for the amount of xx
No active judgments or liens found against the borrower or subject property.
The chain of assignment has been completed. Currently, the assignment is from xx  which was recorded on xx/xx/2015.
First and second installments of xx taxes ofxx on xx/xx/2019 and due in the amount of xx on xx/xx/2020.
No prior delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 3 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of xx which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx63 and the current interest rate is 3.630%.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx83 which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx63 and the current interest rate is 3.630%. The loan was modified. According to the document located on “xx the foreclosure was initiated in 2015 and the complaint was filed on xx/xx/2016. The sale date was scheduled for xx/xx/2016. However, the foreclosure was put on hold due to borrower has filed bankruptcy on xx/xx/2016. The borrower xxx had bankruptcy under chapter 13 with the case# xx on xx/xx/2016. The POC was filed by creditor xxx. as Trustee for xxx on xx/xx/2016 for the secured claim amount is xx and arrearage amount is xx. However, the POC deadline dated xx/xx/2016. The motion for relief from automatic stay was filed on xx/xx/2017. The chapter 13 plan filed on xx/xx/2016 was confirmed on xx/xx/2016. The debtor has promised to pay for trustee in the amount of $xxx for 1-2 months, $xxx for third month, $xxx for fourth month, $xxx for 5-6 months, $xxx for 7-60 months and $xxx for 7th day of each month for 60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. As per the comment dated xx/xx/2020, the subject property is owner occupied. As per The reason for default is curtailment of income. According to comment dated xx/xx/2019, the subject property is located in xx which was declared on xx/xx/2019 for Storm flooding. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Foreclosure Comments:According to the document located on “xx the foreclosure was initiated in 2015 and the complaint was filed on xx/xx/2016. The sale date was scheduled for xx/xx/2016. However, the foreclosure was put on hold due to borrower has filed bankruptcy on xx/xx/2016.
Bankruptcy Comments:The borrower xxx had bankruptcy under chapter 13 with the case# xx on xx/xx/2016. The POC was filed by creditor xxx. as Trustee for xx on xx/xx/2016 for the secured claim amount is xx and arrearage amount is xx. However, the POC deadline dated xx/xx/2016. The motion for relief from automatic stay was filed on xx/xx/2017. The chapter 13 plan filed on xx/xx/2016 was confirmed on xx/xx/2016. The debtor has promised to pay for trustee in the amount of $xxx for 1-2 months, $xxx for third month, $xxx for fourth month, $xxx for 5-6 months, $xxx for 7-60 months and $xxx for 7th day of each month for 60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx.	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2013 between the borrower "xx" and lender "xx”. As per the modified terms, the new principal balance is xx and the forgiven balance is xx. There are 3 steps of modification. The borrower has promised to pay, first in the amount of $xxx81 with the interest rate of 2.000% beginning on xx/xx/2013, second in the amount of $xxx99 with the interest rate of 3.000% beginning on xx/xx/2018 and the third in the amount of $xxx63 with the interest rate of 3.630% beginning on xx/xx/2019 till maturity date of xx/xx/2053.	HUD-1 Closing Statement Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan files. However, the values are updated by the Estimated HUD-1 which is located on "xx"."	* DTI > 60% (Lvl 2) "As per Final Application, the total monthly income is xx and the total monthly expenses is xx. However, the DTI is exceeds than the 60%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosure is missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private xx Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the loan files."
								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "ROR transaction date is xx/xx/2005 which is different from the note date as xx/xx/2005."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:2055 Drive-by	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xxhe chain of the assignment has been completed. Currently, the xx is with xxx xx Trust, xxx as Trustee for xx which was recorded on xx/xx/2017.
The first and second installment xx taxes of 2019 have been paid in the amount of xx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 5 months and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxthe due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. The motion for relief from stay was filed on xx/xx/2019. According to the chapter 13 plan dated xx/xx/2019, the debtor sxxpay $xxxmonth for the period of 36 months. The proof of claim was filed on xx/xx/2019 with the claim amount of xx and the amount of arrearage is $xxxview of payment history shows that the borrower has been delinquent for 5 months and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxthe due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.
The loan modification agreement was made on xx/xx/2017 between the borrower Sharon Tarpley and lenderxx. The borrower promises to make a monthly payment of $xxx the interest rate of 1.000% beginning from xx/xx/2017 till the maturity date of xx/xx/2057. The deferred balance amount is xx and the interest-bearing amount is xx. The New Principal Balance stated in the modification is xx.
A review of the collection comment shows no indication of post-closing foreclosure activity.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.

Update:
As per the collection comment dated xx/xx/2022, the loan was in litigation regarding the bankruptcy payments.
As per the collection comment dated xx/xx/2022, the subject property was damaged and the borrower received the check in the amount of xx for the roof repairs on xx/xx/2022. Unable to determine the current status of the repair.
As per the collection comment dated xx/xx/2022, the xxx was granted on xx/xx/2022.
As per the collection comment dated xx/xx/2022, the foreclosure was initiated on xx/xx/2022. As per the collection comment dated xx/xx/2023, the foreclosure servicer was completed on xx/xx/2023.As per the collection comment dated xx/xx/2023, the foreclosure sale date was scheduled for xx/xx/2023 and it was postponed to xx/xx/2023. The foreclosure sale was cancelled due to the borrower filed BK under chapter 13 with case#xx on xx/xx/2023. The new sale date was xx/xx/2023.
As per the collection comment dated xx/xx/2023, the borrower filed BK under chapter 13 with case#xx on xx/xx/2023. The POC was filed on xx/xx/2023. The xxx was filed on xx/xx/2023. As per the collection comment dated xx/xx/2024, the motion to dismiss case for failure to make plan payments. The BK is active.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. The motion for relief from stay was filed on xx/xx/2019. According to the chapter 13 plan dated xx/xx/2019, the debtor sxxpay $xxxmonth for the period of 36 months. The proof of claim was filed on xx/xx/2019 with the claim amount of xx and the amount of arrearage is $xxx	The loan modification agreement was made on xx/xx/2017 between the borrower xx. The borrower promises to make a monthly payment of $xxx the interest rate of 1.000% beginning from xx/xx/2017 till the maturity date of xx/xx/2057. The deferred balance amount is xx and the interest-bearing amount is xx. The New Principal Balance stated in the modification is xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia state. The following state disclosures are missing from the loan file.
Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business form is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. and it was recorded on xx/xx/2004.

The chain of assignment is completed as the subject xx is currently assigned to “xxx as Trustee for xx  and this AOM was recorded on xx/xx/2016.

Active junior or senior judgments/liens/mortgages:

1. There is an active junior Civil Judgment in the updated title report against xx in favor of xx and it was recorded on xx/xx/2009.

2. There is an active junior xx in the updated title report in the amount of xx in favor ofxx and it was recorded on xx/xx/2004.

No Tax Assessment report found in the updated title report to confirm the current status of real estate taxes.

There is a recorded copy of AOM in the updated title report which was recorded on xx/xx/2011 and it doesn't have the original lender's xx verbiage.
Review of updated payment history as of xx/xx/2020, the loan is currently in delinquency for +6 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx94 for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in active Bankruptcy. The loan is in delinquency for +6 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx94 for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.
The debtor (Yohna M Goodwin) had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2016 and the plan was confirmed on xx/xx/2016.
The Schedule-D in xxx shows that the unsecured amount is $xxxout of secured claim in the amount of xx and the value of collateral is xx.
The POC was filed on xx/xx/2016 with the secured claim of xx with an arrearage of xx. The amended POC was filed on xx/xx/2016 with the secured claim of xx with an arrearage of xx.
According to the debtor's amended chapte-13 plan which was filed on xx/xx/2016, the debtor sxxmake regular ongoing xx payment directly to the creditor from xx and the total arrearage of xx will be paid through the plan by prorate basis without interest with the monthly payment of $xxx00. This plan was confirmed on xx/xx/2016.
The motion was filed by the Creditor on xx/xx/2016 for approval of limited term loan modification. Debtor's Objection to Motion to Approve Loan Modification with xxx filed byxx Based on arguments of counsel and the pleadings, the Objection is Sustained on xx/xx/2016. Based on arguments of counsel and the pleadings, the Motion is Denied.
The subject creditor had filed xxx on xx/xx/2019 as the debtor's failure to make regular monthly xx payments. This motion was ordered on xx/xx/2019 that based on the pleadings, judicial notice of the Trustee's interim statement, and equity in the property, the Motion for Relief from Stay is Denied Conditioned upon the Debtor resuming regular monthly xx payments beginning with the xx, 2019 payment.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Claim No: 3
The debtor (xx) had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2016 and the plan was confirmed on xx/xx/2016.
The Schedule-D in xxx shows that the unsecured amount is $xxxout of secured claim in the amount of xx and the value of collateral is xx.
The POC was filed on xx/xx/2016 with the secured claim of xx with an arrearage of xx. The amended POC was filed on xx/xx/2016 with the secured claim of xx with an arrearage of xx.
According to the debtor's amended chapte-13 plan which was filed on xx/xx/2016, the debtor sxxmake regular ongoing xx payment directly to the creditor from 2/2016 and the total arrearage of xx will be paid through the plan by prorate basis without interest with the monthly payment of $xxx00. This plan was confirmed on xx/xx/2016.
The motion was filed by the Creditor on xx/xx/2016 for approval of limited term loan modification. Debtor's Objection to Motion to Approve Loan Modification with xxx filed by xx, Jr., Attorney for xxx. Based on arguments of counsel and the pleadings, the Objection is Sustained on xx/xx/2016. Based on arguments of counsel and the pleadings, the Motion is Denied.
The subject creditor had filed xxx on xx/xx/2019 as the debtor's failure to make regular monthly xx payments. This motion was ordered on xx/xx/2019 that based on the pleadings, judicial notice of the Trustee's interim statement, and equity in the property, the Motion for Relief from Stay is Denied Conditioned upon the Debtor resuming regular monthly xx payments beginning with the xx 2019 payment.	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 with xx as nominee for xx, and it was recorded on xx/xx/2008.
The chain of assignment is completed as the loan is currently assigned to xxx as trustee for xx.
There is a xx on the subject property in favor ofxx.” in the total amount of xx which was recorded on xx/xx/2005.
2019 annual school taxes have been paid off in the amount of xx on xx/xx/2020.
2019 combined annual taxes have been paid off in the amount of xx on xx/xx/2019.
No any prior year taxes are delinquent as per updated title report.
According to payment history as of xx/xx/2020, the borrower is delinquent for 4 months and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for the due date of xx/xx/2019. The UPB is reflected in payment history in the amount of xx and accrued interest is $xxx	Collections Comments:Review of loan file and servicing comment shows that the borrower is delinquent for 4 months and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for the due date of xx/xx/2019. The UPB is reflected in payment history in the amount of xx and accrued interest is xx.
According to the available servicing comments from xx/xx/2007 to xx/xx/2020, the foreclosure was initiated on the subject property in 2015. The foreclosure case was referred to attorney on xx/xx/2015.  Later, FC was placed on hold due to BK filling. The borrower had filed bankruptcy chapter 13 on xx/xx/2016. Loan is still in active BK.
According to the xxx Report dated xx/xx/2019, the property is owner occupied and property condition is average. No damage and repairs have been found in the latest servicing comments.

Foreclosure Comments:According to the available servicing comments from xx/xx/2007 to xx/xx/2020, the foreclosure was initiated on the subject property in 2015. The foreclosure case was referred to attorney on xx/xx/2015.  Later, FC was placed on hold due to BK filling. The borrower had filed bankruptcy chapter 13 on xx/xx/2016. Loan is still in active BK.
Bankruptcy Comments:According to the xxx, the debtor "xx" had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2016. The date of last filing is xx/xx/2019. The POC was filed on xx/xx/2016, the POC amount is xx and the arrearage amount is xx. Motion for relief from automatic stay was filed on xx/xx/2019. The plan was confirmed on xx/xx/2016, as per chapter-13 plan debtor was committed to pay to the trustee the arrearage in the amount of $xxx per month for 60 and xx payment would be pay outside of the plan.
As earlier the debtor "xx" had filed bankruptcy on xx/xx/2011 under chapter-13 with case#xx. The bankruptcy was closed on xx/xx/2015.
Not Applicable	Missing Required Disclosures Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
								14. Construction Loan Disclosure"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of Updated title report dated xx/xx/2020, the subject xx was originated on xx.95 which was recorded on xx/xx/2011. The chain of assignment has been completed. Currently, the assignment is from xx. There is one state tax lien against the borrower xx in the favor of xx in the amount of xx which was recorded on xx/xx/2009. The SSN# has not been provided to check the validity of lien. The subject property address is consistent with the address provided on document. The annual combined taxes xx and school taxes for the year xx. No prior years of delinquent taxes have been found.	As per the review of payment history as of xx/xx/2020, the borrower is currently delinquent for 6 months and next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxich was applied for xx/xx/2019. The current P&I is $xxx and PITI is $xxxhe UPB reflected in the payment history is in the amount of xx.	Collections Comments:The loan is currently in the bankruptcy. The borrower is currently delinquent for 6 months and next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxich was applied for xx/xx/2019. The current P&I is $xxx and PITI is $xxxhe UPB reflected in the payment history is in the amount of xx. The reason for default is death of borrower. The loan was modified on xx/xx/2017. The borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2016. The plan was confirmed on xx/xx/2017. The POC was filed by xx on xx/xx/2017 with the secured claim amount of xx and the arrearage is xx. The Schedule-D of xxx dated xx/xx/2016, the amount of claim is xx and the value of collateral is xx. As per Amended chapter 13 plan dated xx/xx/2017, the debtor sxxpay the trustee $xxx per month for 60 months. As per plan the debtor has been approved for Trial Loan Modification. The plan was modified on xx/xx/2018, as per plan the debtor sxxpay the trustee $xxx per month for 41 months beginning from July 2018 total base amount is xx. The date of last filing is xx/xx/2019. As per comment dated xx/xx/2019, the subject property has water damage. The loss draft check# xx from American Security was received on xx/xx/2019 in the amount of xx. The date of loss was xx/xx/2019. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages and we also don’t have any latest BPO to verify the property condition. As per comment dated xx/xx/2019, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2016. The plan was confirmed on xx/xx/2017. The POC was filed by xxx  on xx/xx/2017 with the secured claim amount of xx and the arrearage is xx. The Schedule-D of xxx dated xx/xx/2016, the amount of claim is xx and the value of collateral is xx.  As per Amended chapter 13 plan dated xx/xx/2017, the debtor sxxpay the trustee $xxx per month for 60 months. As per plan the debtor has been approved for Trial Loan Modification. The plan was modified on xx/xx/2018, as per plan the debtor sxxpay the trustee $xxx per month for 41 months beginning from July 2018 total base amount is xx. The date of last filing is xx/xx/2019. The xxx was filed on xx/xx/2018.

This Step modification agreement was signed between the borrower xx. on xx/xx/2017.The Unpaid principal Balance is xx with interest rate 3.750% which steps up in 6 steps ending at 8.00%. The borrower promises to pay the monthly P&I of $xxx beginning from xx/xx/2017. The maturity date is xx/xx/2057.	Affiliated Business Disclosure Credit Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test. This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxhe loan data is xx and comparison data is xx; hence, the variance is xx. This loan failed the TILA foreclosure rescission finance charge test.  The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxe loan data is xx and comparison data is xx; hence, the variance is xx."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per appraisal report, the appraised value is xx. As per Note, the loan amount is xx. Hence, LTV exceeds the 104%."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL was not signed by the borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL was not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.61. There is a junior xx was originated on xx. for the amount of xx. No active judgments or liens found against the subject property or borrower. The chain of assignment has been incomplete. Currently, the assignment is from xx which was recorded on xx/xx/2015. No prior year delinquent taxes have been found.	According to latest payment history as of xx/xx/2019, the borrower is currently delinquent for 3 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 0.980%.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 0.980%. The loan was modified. The foreclosure was initiated in 2014 and the file was referred to attorney on xx/xx/2014. However, the foreclosure was put on hold due to bankruptcy. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2017. The POC was filed by creditor xx on xx/xx/2017 for the secured claim amount is xx and arrearage amount is xx. However, the POC deadline dated xx/xx/2017. The notice of xx payment change was filed on xx/xx/2010. The order on motion for relief from stay was filed on xx/xx/2019. The chapter 13 plan was filed on xx/xx/2017. The amended chapter 13 plan filed on xx/xx/2018 was confirmed on xx/xx/2018. The debtor has promised to pay for trustee in the amount of $xxx00 for 60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. The subject property is owner occupied. The reason for default is curtailment of income. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Foreclosure Comments:The foreclosure was initiated in 2014 and the file was referred to attorney on xx/xx/2014. However, the foreclosure was put on hold due to bankruptcy.
Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2017. The POC was filed by creditor xx on xx/xx/2017 for the secured claim amount is xx and arrearage amount is xx. However, the POC deadline dated xx/xx/2017. The notice of xx payment change was filed on xx/xx/2010. The order on motion for relief from stay was filed on xx/xx/2019. The chapter 13 plan was filed on xx/xx/2017. The amended chapter 13 plan filed on xx/xx/2018 was confirmed on xx/xx/2018. The debtor has promised to pay for trustee in the amount of $xxx00 for 60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx.

The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2017 between the borrower "xx" and lender "xx.”. As per the modified terms, the new principal balance is xx. The borrower has promised to pay the in the amount of $xxx with the interest rate of 0.98% beginning on xx/xx/2017 till maturity date of xx/xx/2057.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Dicsloures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan files."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not hand signed by the borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value: Date: Type:2055 Drive-by	Value: Date: Type:BPO	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx, in favor of xx  recorded in Instrument# xx.
The chain of assignment has been completed. The current assignment is with xx recorded on xx/xx/2015 with Instrument# xx.
There is a junior xx which was originated on xx.xx, in  xx and  xx  recorded in Instrument# xx.
There is an active water lien against the property in xx  recorded on xx/xx/2019 in the amount of xx.
There are numerous judgments search against the borrower's name “xx”  which were filed by the different parties on different dates total in the amount of xx.
No prior year delinquent taxes have been found. Annual xx taxes for the year 2019 have been paid on xx/xx/2019 in the amount of  xx. Annual xx taxes for the year 2020 are due on xx/xx/2020 in the amount of  xx.
As per the review of payment history as of xx/xx/2019, the borrower is delinquent with a loan for 15 months and the next due date for payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for due date xx/xx/2018. The current P&I is in the amount of $xxxcurrent PITI is in the amount of $xxx an interest rate of 4%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the bankruptcy and the next due for the regular payment is xx/xx/2018. The last payment was received on xx/xx/2019, in the amount of $xxxh was applied for xx/xx/2018. The UPB reflected in the payment history is in the amount of xx.
The reason for the default of the borrower was a curtailment of income.
No modification, forbearance details are available in recent collections comments.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the review of the collection comments, the foreclosure was initiated in 2017. The foreclosure file was referred to an attorney on xx/xx/2017. As per the document located at "xx the complaint was filed by the creditor xx with the foreclosure case# xx on xx/xx/2017. The foreclosure judgment was entered with the amount of xx on xx/xx/2018. The foreclosure sale was scheduled for xx/xx/2018. However, the foreclosure was put on hold as the borrower xx had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2018.
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2018 with secured claim in the amount of xx and the arrearage amount of xx. The plan was confirmed on xx/xx/2018. The debtor sxxpay the trustee $xxx55 months with previously paid ($xxxer Chapter 13. There is no comment indicating a cram-down. The xxx was filed by the creditor xx on xx/xx/2019 as the debtor had defaulted of post-xx payments from xx/xx/2019 total in the amount of $xxxever, the motion to modified plan(xx) was filed on xx/xx/2020 s the debtor is delinquent in the sum of $xxxost-xx payments and attorney's fees and costs. As per the stipulation, the debtor will amend the chapter 13 with the new arrearage claim of xx including post-xx arrears of $xxx	The loan was modified on xx/xx/2015 between the borrower xx. The new modified principal balance as per modification is in the amount of xx along with the deferred balance of xx. The modified interest rate is 4% and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2015. The maturity date as per modification is xx/xx/2055.	Affiliated Business Disclosure	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 was not signed by the borrower."	* Missing Required Disclosures (Lvl 2) "List of service providers document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 in favor of xx as nominee for xx xx Company, xx.
The chain of assignment has been completed. The latest assignment is with U.S. xx Trust,
xx As Trustee For xx  which was recorded on xx/xx/2016.
There is an active junior xx against the subject property in the amount of xx in favor of the “xx" and it was recorded on xx/xx/2015.
No active liens/judgments have been found.
The 1st installment of combined tax for 2018 has been paid off in the amount of xx  on xx/xx/2019 and 2nd installment of  xx  has also been paid off on xx/xx/2019.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2019, the borrower is currently delinquent for 8 months and the next due date for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx, which was applied for the due date of xx/xx/2019. The UPB reflected in the latest payment history is in the amount of xx. The borrower had made the last payment as per the ARM notice of payment change(Doc# xx) located at "xx".	Collections Comments:According to the review of the servicing comments. The loan is currently in the bankruptcy and the next due for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019, in the amount of xx which was applied for xx/xx/2019. The UPB reflected in the payment history is in the amount of xx. The borrower had made the last payment as per the ARM notice of payment change(Doc#xx) located at "xx".
Unable to determine the reason for the default of the borrower from the available servicing comments.
No loss mitigation activity has been initiated.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated. The foreclosure file was referred to an attorney on xx/xx/2016. As per the document located at "xx#xx", the complaint was filed by the creditorxxxxx Trust with the foreclosure case# xx on xx/xx/2016; however, the foreclosure file was put on hold as the borrower  “xx” had filed for bankruptcy under Chapter-13 with case#xx on xx/xx/2016.
Bankruptcy Comments:According to the xxx report, the borrower  “xx” had filed for bankruptcy under Chapter-13 with case#xx on xx/xx/2016 and the plan was confirmed on xx/xx/2016. The POC was filed by the xxx on xx/xx/2019 with the POC amount of xx and the amount of arrearage is xx. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee 1-6 months in the amount of $xxx00 and 7-60 months in the amount of $xxx00 for the total amount of xx to the trustee. The Schedule-D in xxx shows xx as an unsecured portion out of claim amount xx. The trustee had filed a motion to dismiss the case(doc# xx) on xx/xx/2019 as the debtor was failed to submi9t payment for ½ of a tax refund for the year 2018; however, the withdrawal of trustee’s motion was filed on xx/xx/2019. No comment has been found indicating a cram-down.  The last filing date of bankruptcy was xx/xx/2019.

Not Applicable	Affiliated Business Disclosure Missing Dicsloures Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Indiana license validation test as xx Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien xx lending under the First Lien xx Lending License and Subordinate Lien xx Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien xx Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xxx, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is Moderate due to IN License Validation Test."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Indiana state. The following require state disclosures are missing from the loan file.
1. Hazard Insurance Disclosure.
2. Federal Consumer Credit Protection Act Disclosure.
3. Insurance Freedom of Choice Disclosure."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.xxor the amount of xx which was recorded on xx/xx/2006.
The chain of the assignment has been completed. The last assignment is from xx. to xx which was recorded on xx/xx/2015.

No active judgments or liens have been found against the subject property/the borrower.
Annual xx taxes for the year of 2019 have been paid in the amount of  xx  on xx/xx/2019. No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/2019, the borrower has been delinquent for 5 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for the due date of xx/xx/2019. The UPB is reflected in the amount of xx. The current interest rate is 5.400% and P&I is $xxx	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for the due date of xx/xx/2019. The UPB is reflected in the amount of xx. The current interest rate is 5.400% and P&I is $xxxan was modified on xx/xx/2018. Borrower promises to pay P&I in the amount of $xxx the interest rate of 5.400 % beginning from xx/xx/2018 till the maturity date of xx/xx/2044.

According to comment dated xx/xx/2019, the borrower was interested in modification. The comment dated xx/xx/2019 states that the five year short term modification has been sent to borrower. Approved rate will be 2.775% and P&I of $xxxh will be effective from xx/xx/2020. The comment dated xx/xx/2019 states that the modification which was received on xx/xx/2019 cannot be processed as xx dated the agreement before it was sent out. The agreement was generated on 11/xx/19. xx dated the agreement 10/xx/19
According to comment dated xx/xx/2019, the subject property is owner occupied and the borrower wants to keep the subject property. The reason for default is excessive obligation.
The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2017. The plan was confirmed on xx/xx/2018. According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx.
POC had been filed by the creditor, xxx for the secured claim amount of xx and the amount of arrearage of $xxxx/xx/2018.
According to motion to dismiss failure to make plan payments dated xx/xx/2020, the debtor was delinquent in plan payments for the amount of $xxxding to amended chapter 13 plan dated xx/xx/2018 (Doc# xx), the subject property needs to be repaired. The subject property needs new roof on front porch and fencing. However, no comment regarding damage or completion of repairs has been found in the collection comment.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2017. The plan was confirmed on xx/xx/2018. According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx.
POC had been filed by the creditor,xx for the secured claim amount of xx and the amount of arrearage of $xxxx/xx/2018. According to amended chapter 13 plan dated xx/xx/2018, the debtor sxxpay to the trustee in the amount of $xxxhly. The arrearage to be paid through the plan is in the amount of $xxxline for filing POC is xx/xx/2018.
Motion for relief from stay was filed on xx/xx/2018.
According to motion to dismiss failure to make plan payments dated xx/xx/2020, the debtor was delinquent in plan payments for the amount of $xxx	This modification agreement was made between the borrower, "xx" and the lender, "xx." on xx/xx/2018. According to modified terms, the new principal balance is xx and amount of deferred balance other than principal is xx. Borrower promises to pay P&I in the amount of $xxx the interest rate of 5.400 % beginning from xx/xx/2018 till the maturity date of xx/xx/2044.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the first lien origination fee test.
The loan charges more than a 1% origination fee (whether from the buyer or the seller).
The loan has fees that are prohibited for this license type."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the first lien origination fee test.
The loan charges more than a 1% origination fee (whether from the buyer or the seller).
This loan failed the first lien prohibited fees test.
The loan has fees that are prohibited for this license type.
No lender sxxcharge, require, or receive any points or other fees of any nature whatsoever, except insurance and a 1% origination fee, whether from the buyer or the seller or any other person, except that the lender may charge bona fide expenses said by the lender to any other person or entity for services actually performed in connection with a loan. In addition, if the loan is for the construction or improvement of residential real estate, the lender may charge a fee not to exceed 1% of the loan amount for inspection and disbursement of the proceeds of the loan to third parties. This means that fees are prohibited unless specifically allowed (as described above). Some fees may be considered prohibited  compensation to the lender unless the "Compensation To" xx indicate otherwise.
This loan failed the origination fee and broker fee test.
The loan does not have DIDMCA preemption selected and the sum of the origination fee and all broker fees is greater than 1%.
Origination Fee First Lien Test: FAIL Loan Data: $xxxarison Data: $xxxance: xx.
Prohibited Fees First Lien Test: FAIL Loan Data: $xxxarison Data: $xxxiance: xx.
Broker Fees Test: FAIL Loan Data: $xxxarison Data: $xxxiance: xx.
Origination Fee & Broker Fee Test: FAIL Loan Data: $xxxarison Data: $xxxance: xx."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan failed the prepayment penalty term test.
The loan charges a prepayment penalty with a term exceeding 3 years."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Missouri State. The following required state disclosures are missing from the loan file.
1. MO Collateral Protection Act Notice
2. Borrower's Choice of Insurer or Agent"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the xx was originated on xx.xxhe chain of xx assignment has been completed. Currently, the xx assignment is with xxx xx, xxx, as Trustee for xx.
There are liens and judgments these are as follows:
1) There are sixteen state tax liens open against the borrower “xx” in the favor of State of xx  of Taxation in the total amount of xx which were recorded on different dates.
2) There is civil judgment open against the borrower in the favor of xx which was recorded on xx/xx/2008.
3) There is civil judgment open against the borrower in the favor of xx  which was recorded on xx/xx/2017.
4) There is civil judgment open against the borrower in the favor of xx in the amount of xx which was recorded on xx/xx/2019.
First and second combined taxes are due on 2/xx/20120 and xx/xx/2020 in the total amount of  xx.
The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The loan is in delinquency for 10 months. The last payment was received on xx/xx/2019 in the amount of $xxxit was applied for the due date of xx/xx/2019. The current P&I is $xxxinterest rate is 2.00%. The current unpaid principal balance is in the amount of xx and modification deferred balance in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The loan is in delinquency for 10 months. The last payment was received on xx/xx/2019 in the amount of $xxxit was applied for the due date of xx/xx/2019.
According to the xxx, xx L. xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017.  POC was filed by xxx xx Trust, xxx on xx/xx/2018, in the secured claim amount of xx and an arrearage in the amount of xx Chapter 13 plan was filed on xx/xx/2018, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx with no designated payments and regular payment will be paid in the amount of $xxxhly. This plan was confirmed on xx/xx/2019.
Available servicing comment and documents in file reveal that loan is in foreclosure since 2017.  Foreclosure complaint (xxg# xx) was filed on xx/xx/2018 with case # xx and the lis pendens was filed on same day. Foreclosure judgment (xxg# xx) was entered on xx/xx/2017 and the sale was scheduled for xx/xx/2017. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2017.
According to collection comment, no damages or repairs have been found.
According latest exterior xxx Report dated xx/xx/2019, the subject property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2017.  Foreclosure complaint (xxg# xx) was filed on xx/xx/2018 with case # xx and the lis pendens was filed on same day. Foreclosure judgment (xxg# xx) was entered on xx/xx/2017 and the sale was scheduled for xx/xx/2017. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2017.
Bankruptcy Comments:According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017. POC was filed by xxx xx Trust, xxx on xx/xx/2018, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2018, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx with no designated payments and regular payment will be paid in the amount of xx monthly. This plan was confirmed on xx/xx/2019.	The loan modification agreement was made between borrower and servicer on xx/xx/2014 with the new modified unpaid principal balance xx. From UPB, the principal balance was deferred in the amount of xx. The interest bearing amount was xx with step rate starting interest rate was 2.00% and the modified P&I was $xxxnning on xx/xx/2014. The step rate was in 4 steps ending at rate 4.120% and P&I will be $xxxicable from xx/xx/2021 to maturity date xx/xx/2054.	Affiliated Business Disclosure Document Showing a Index Numerical Value	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers disclosure is missing from the loan file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "Operative index numerical value unavailable based on lender docs."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value: Date: Type:2055 Drive-by	Value: Date: Type:BPO	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.
The chain of the assignment has been completed. The current assignment is with xxx, As Trustee for  xx, which was recorded on xx/xx/2015.
There is a civil judgments against the borrower in the favor of xx which was recorded on xx/xx/2009.
There is an IRS lien against the borrower in favor of  xx, in the amount of xx which was recorded on xx/xx/2011.
The first and second installments xx taxes have been paid in the total amount xx.
No prior year's delinquent taxes have been found.

According to the payment history as of xx/xx/2019, the borrower has been delinquent for 5 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx, which was applied for xx/xx/2019. The current balance reflected as per the payment history is in the amount of xx.	Collections Comments:According to the servicing comments, the loan is in bankruptcy.
According to the payment history as of xx/xx/2019, the borrower has been delinquent for 5 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx, which was applied for xx/xx/2019. The current balance reflected as per the payment history is in the amount of xx.
Reason for default is unable to be determined.

No evidences have been found regarding the occupancy in the latest comments history.

No BPO/inspection has been provided.

Foreclosure Comments:As per seller's tape, the foreclosure was initiated in 2013 and the file was referred to an attorney on xx/xx/2013. As per updated title, the lis-pendes was filed on xx/xx/2014 with Instrument xx. The comment history dated xx/xx/2015, the judgment was entered on xx/xx/2014 and the sale was scheduled on xx/xx/2017. However, the foreclosure was put on hold as the borrower had filed the bankruptcy on xx/xx/2014 and the date of last filing is xx/xx/2020.
Bankruptcy Comments:As per xxx report, the borrower xx had filed the bankruptcy under chapter-13 with case #xx on xx/xx/2014.
The proof of claim was filed on xx/xx/2015 with the secured claim amount of xx and the amount of arrearage was xx.
The plan was confirmed on xx/xx/2014. Under proposed chapter-13 plan, the debtor was supposed to pay the trustee the amount of $xxx for 60 months. The date of last filing is xx/xx/2020.	Not Applicable	Affiliated Business Disclosure HUD-1 Closing Statement Notice of Servicing Transfer Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Certain point & fees are handwritten in HUD-1 located at (xx)."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "The Right of Rescission is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2020 the subject xx was originated on xx.xx and recorded on xx/xx/2007.
The chain of assignment has been completed, currently the assignment is with  xxx xx, Trust, xxx. As Trustee for xx.
There are IRS, child support , state tax and civil judgments against the borrower.
The IRS lien was recorded on xx/xx/2011 for the amount of xx in the favor of Department of the xx.
The first child support lien was recorded on xx/xx/2012 and the amount is not mentioned in the favor of xx Of xx.
The second child support lien was recorded on xx/xx/2019 and the amount is not mentioned in the favor of xx Of xx.
The first state tax lien was recorded on xx/xx/2015 for the amount of xx in the favor of  xx.
The second state tax lien was recorded on xx/xx/2016 for the amount of  xx in the favor of xx.
The third state tax lien was recorded on xx/xx/2017 for the amount of  xx  in the favor of xx.
The fourth state tax lien was recorded on xx/xx/2017 for the amount of xx in the favor of xx.
The fifth state tax lien was recorded on xx/xx/2018 for the amount of xx  in the favor of xx.
The sixth state tax lien was recorded on xx/xx/2019 for the amount of xx  in the favor of xx.
The seventh state tax lien was recorded on xx/xx/2019 for the amount of xx  in the favor of xx.
The eighth state tax lien was recorded on xx/xx/2020 for the amount of xx  in the favor of xx.
The civil judgment was recorded on xx/xx/2017 for the amount of xx  in the favor of xx.
xx taxes for the year 2019-2020 are paid in the amount of xx. No prior delinquency have been found.

The notice of sale was recorded on xx/xx/2018 against the borrower.
According to the payment history as of dated xx/xx/2019 the borrower has been delinquent for 17 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 for the amount of $xxx). The monthly P&I is in the amount of $xxx an interest rate of 5.750%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The current status of the loan is in active bankruptcy.
 The process of foreclosure has been initiated, the file was referred to an attorney and the complaint was filed. The servicing comments dated xx/xx/2019 the sale date was scheduled on xx/xx/2019. However, the latest servicing comments dated xx/xx/2019 the file was referred to attorney on xx/xx/2019. However, the no further details have been found regarding the foreclosure. Unable to be determined the foreclosure status.
The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. The plan was confirmed on xx/xx/2019.
The reason for default is unable to be determined.
The loan has been modified since the origination.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Update:
No additional information has been found.
Foreclosure Comments:The process of foreclosure has been initiated, the file was referred to an attorney and the complaint was filed. The servicing comments dated xx/xx/2019 the sale date was scheduled on xx/xx/2019. However, the latest servicing comments dated xx/xx/2019 the file was referred to attorney on xx/xx/2019. However, the no further details have been found regarding the foreclosure. Unable to be determined the foreclosure status.
The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. The plan was confirmed on xx/xx/2019.

Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. The plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019 the amount of POC is xx and the arrearage amount is xx. As per chapter 13 plan tge debtor was supposed to pay the trustee the amount of $xxxfirst 44 months and $xxxfor remaining 16 months. The Motion for Relief from Stay was filed on xx/xx/2019.	The modification agreement was made between the lender xx on xx/xx/2016,the new principal balance as per mod is xx. The modified P&I is in the amount of $xxx an interest rate of 5.750%.The amount of xx is the deferred principal balance. The maturity date is xx/xx/2021.The modification does not contain balloon payment.	Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance xx
This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance  xx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "As per the final HUD-1 the settlement date is xx/xx/2007 which is inconsistent with note date. However, the note date is xx/xx/2007."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xxThe chain of assignment is completed as the subject xx is currently assigned to “xxx xx Trust, xxx, as trustee for xx” and this AOM was recorded on xx/xx/2016.

Active junior or senior judgments/liens/mortgages:

1. There is an active junior Recapture Agreement in the updated title report in the amount of xx in favor of xx.  And it was recorded on xx/xx/2012.

2. There is an active junior Civil Judgment in the updated title report against xx  in the amount of xx in favor of "xx" and it was recorded on xx/xx/2016.

3. There is an active junior "xx" in the updated title report against the subject property in the amount of xx  in favor of "xx" and it was recorded on xx/xx/2011.

4. There is an active junior xx Statement in the updated title report for xx" and it was recorded on xx/xx/2018.

The 1st installment of xx taxes for 2019 is currently due in the amount of xx on xx/xx/2020.

No prior year delinquent taxes have been found in the updated title report.
Review of updated payment history as of xx/xx/2020, the loan is currently in delinquency for +3 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxxr the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in delinquency for +3 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxxr the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.
The servicing comment dated xx/xx/2019 states that the subject property roof was damaged and he also paid for some repairs out of pocket but no evidences are available to confirm the cost of repairs and current status of repairs.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2016 and the complaint was filed on xx/xx/2017. The judgment was not entered. The FC proceedings were being delayed due to trial payment plan which was offered to the borrower on xx/xx/2018. Later, the loan was modified on xx/xx/2019 hence; the foreclosure case was dismissed on xx/xx/2019. The loan is currently in active Bankruptcy since xx/xx/2019.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2016 and the complaint was filed on xx/xx/2017. The judgment was not entered. The FC proceedings were being delayed due to trial payment plan which was offered to the borrower on xx/xx/2018. Later, the loan was modified on xx/xx/2019. Hence, the foreclosure case was dismissed on xx/xx/2019. The loan is currently in active Bankruptcy under chapter-13 with the Case#xx since xx/xx/2019.
Bankruptcy Comments:Claim No: 8
The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2019 with the Case#xx and the plan was confirmed on xx/xx/2019.
The Schedule-D in xxx shows that the unsecured amount is $xxxt of secured claim in the amount of $xxxthe value of collateral is xx.
According to the debtor's amended chapte-13 plan which was filed on xx/xx/2019, the debtor sxxmake regular ongoing xx payment to the creditor directly  and this plan was confirmed on xx/xx/2019.
The POC was filed on xx/xx/2019 with the secured claim of xx with an arrearage of $xxx	The loan was modified on xx/xx/2019 with the 5 step amortization with the new principal balance of xx out of which $xxxbeen deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the initial step P&I of $xxxth the new initial step interest rate of 1.000% beginning from xx/xx/2019 and the new maturity date is xx/xx/2059.	Affiliated Business Disclosure xx Insurance Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* MI, FHA or MIC missing and required (Lvl 2)     "FHA MI certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value: Date: Type:2055 Drive-by	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx. for the amount of xx which was recorded on xx/xx/2002. The chain of the assignment has been completed. The last assignment is with xxx, as trustee for xx which was recorded on xx/xx/2016.
However, there is break in the chain of assignment. The assignment is missing from xx, xx to xx., as nominee for xx, Incorporated.
No active judgments or liens have been found against the borrower/ the subject property.
Annual xx taxes have been paid in the amount of xx on xx/xx/2019. No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/2020, the borrower has been delinquent for 7 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2019. The UPB is reflected in the amount of xx. The current interest rate is 3.125 % and P&I is $xxx.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2019. The UPB is reflected in the amount of xx. The current interest rate is 3.125 % and P&I is $xxx.
According to document located at “xxg# xx”, the foreclosure was initiated in 2015 and the complaint was filed on xx/xx/2015 with the case # xx. The loan was modified on xx/xx/2016. According to comment dated xx/xx/2017, the foreclosure was initiated in 2017 and the file was referred to an attorney on xx/xx/2017. According to notice of trustee’ sale located at “xxg# xx”, the sale was scheduled on xx/xx/2017. The foreclosure was put on hold due to bankruptcy filing. The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2017. According to amended chapter 13 plan dated xx/xx/2017, the debtor sxxpay to the trustee in the amount of $xxx for 36 months. The estimated arrearage to be paid is in the amount of xx. The same plan was confirmed on xx/xx/2018.
Motion for relief from stay was filed on xx/xx/2018, According to order on relief which was granted on xx/xx/2018, debtor sxxcure the post-xx default of $xxx23 consisting of Seven (7) payments for xxx, 2018 through and including xxx, 2018 of $xxx each.

Current occupancy and condition of the subject property are unable to determine from the collection comment. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:According to document located at “xxg# xx”, the foreclosure was initiated in 2015 and the complaint was filed on xx/xx/2015 with the case # xx. The loan was modified on xx/xx/2016. According to comment dated xx/xx/2017, the foreclosure was initiated in 2017 and the file was referred to an attorney on xx/xx/2017. According to notice of trustee’ sale located at “xxg# xx”, the sale was scheduled on xx/xx/2017. The foreclosure was put on hold due to bankruptcy filing. The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2017.
Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2017. The plan was confirmed on xx/xx/2018.
POC had been filed by the creditor for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2018. Deadline for filing POC is xx/xx/2018.
According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx.
According to amended chapter 13 plan dated xx/xx/2017, the debtor sxxpay to the trustee in the amount of $xxx for 36 months. The estimated arrearage to be paid is in the amount of xx. The same plan was confirmed on xx/xx/2018.
Motion for relief from stay was filed on xx/xx/2018, According to order on relief which was granted on xx/xx/2018, debtor sxxcure the post-xx default of $xxx23 consisting of Seven (7) payments for xx through and including xx of $xxx each.
This modification agreement was made between the borrower, “xx” and the lender, "xx." on xx/xx/2016. According to modified terms, the new principal balance is xx. Borrower promises to pay P&I in the amount of $xxx with the modified interest rate of 3.125 % beginning from xx/xx/2016 till the maturity date of xx/xx/2056. The borrower will pay last payment in the amount of $xxx on xx/xx/2056.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan file."										Value: Date: Type:2055 Drive-by	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows that the subject property was recorded on xx/xx/2006 with xx as nominee for xx.
The chain of assignment have been completed as currently the assignment is with xxx xx Trust, xxx, As Trustee for xx recorded on xx/xx/2017.
Active Judgments and Liens;
1) There are 10 civil judgments against the borrower recorded on different dates totaling in the amount of xx. All the judgments are in the favor of different xx.
2) One IRS lien found pending against the borrower  xx  recorded on xx/xx/2003 which is in the favor of Department of the xx.
Property Tax Status;
1) Annual xx taxes for the year of 2019 have been paid in the amount of  xx on xx/xx/2019.
No prior year delinquent taxes have been found pending.
Review of payment history as of dated xx/xx/2020 shows that the borrower is not making regular payments. The loan payments are currently 14 months delinquent. The next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the total amount of $xxxthe due date of xx/xx/2018. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 6.625% with P&I in the amount of $xxx	Collections Comments:Collection comments available from xx/xx/2011 till xx/xx/2020 shows that the borrower is not making regular payments. The loan payments are currently 14 months delinquent. The next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the total amount of $xxxthe due date of xx/xx/2018. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 6.625% with P&I in the amount of $xxxodification agreement was made between borrower “xx” and lender “xx.” on effective date of xx/xx/2016.
The borrower agrees to pay the UPB of xx with interest rate of 6.625 % and P&I of $xxx fixed amortized type that began from first payment date xx/xx/2016 to be ended with the maturity date of xx/xx/2056.
The borrower agrees to pay the amount of xx as deferred balance on the maturity date xx/xx/2056. The UPB that has been amortized is xx  as an interest bearing amount.
Collection comment dated xx/xx/2018 shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2018. Comment dated xx/xx/2018 shows that the sale date was set for xx/xx/2018. But, the comment dated xx/xx/2018 shows that the foreclosure process was put on hold due to bankruptcy filed by the borrower.
According to the xxx, the borrower (xx) had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018.
The subject property is owner occupant with no visible damages or repairs.
Foreclosure Comments:Collection comment dated xx/xx/2018 shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2018. Comment dated xx/xx/2018 shows that the sale date was set for xx/xx/2018. But, the comment dated xx/xx/2018 shows that the foreclosure process was put on hold due to bankruptcy filed by the borrower on xx/xx/2018.
Bankruptcy Comments:According to the xxx, the borrower (xx) had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018.
The POC was filed on xx/xx/2018 in the claim amount xx  arrearage is the amount of xx.
The Motion for Relief from Stay was filed on xx/xx/2019.
Schedule D under xxx filed on xx/xx/2018 shows value of collateral is xx, value of collateral without deducting the value of collateral is xx and unsecured portion is in the amount of xx.

Previous Bankruptcy;
The borrower had filed bankruptcy under chapter 13 with case#xx on xx/xx/2017. The plan was confirmed on xx/xx/2017. The plan was dismissed on xx/xx/2018 and was fully terminated on xx/xx/2018.	Loan Modification agreement was made between borrower “xx” and lender “xx.” on effective date of xx/xx/2016.
The borrower agrees to pay the UPB of xx with interest rate of 6.625 % and P&I of $xxx fixed amortized type that began from first payment date xx/xx/2016 to be ended with the maturity date of xx/xx/2056.
The borrower agrees to pay the amount of xx as deferred balance on the maturity date xx/xx/2056. The UPB that has been amortized is xx  as an interest bearing amount.
				Missing Required Disclosures Origination Appraisal	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "An appraisal report is missing from the loan file." * Missing Required Disclosures (Lvl 2) "List of service providers is missing form loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.
The chain of the assignment has been completed. Currently, the xx is with  xx  which was recorded on xx/xx/2016.
No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 11 months and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxr the due date of xx/xx/2018. The UPB is reflected in the amount of xx till the due date of xx/xx/2018.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2015 and the plan was confirmed on xx/xx/2015. The motion for relief from stay was filed on xx/xx/2015. According to the amended plan dated xx/xx/2015, the debtor sxxpay the total amount of xx by paying $xxxer month for the period of 55 months. The proof of claim was filed on xx/xx/2015 with the claim amount of xx and the amount of arrearage is xx. xxx, Schedule-D shows the amount of xx as an unsecured portion out of the amount of claim xx and the value of the collateral is xx. Did not see any comments reflecting cram down.
According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2011. The complaint was filed on xx/xx/2011 and the judgment was entered on xx/xx/2012. The sale was scheduled on xx/xx/2015. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2015. ( Doc: xx# xx ).
The review of payment history shows that the borrower has been delinquent for 11 months and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxr the due date of xx/xx/2018. The UPB is reflected in the amount of xx till the due date of xx/xx/2018.
The loan modification agreement was made on xx/xx/2010 between the borrower xx and lender xx, xx The borrower promises to make a monthly payment of $xxxth the interest rate of 5.250% beginning from xx/xx/2011 till the maturity date of xx/xx/2036. The New Principal Balance stated in the modification is xx.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.

Update:
As per the collection comment dated xx/xx/2021, the borrower was approved for the mod with an effective date of xx/xx/2021. The interest rate is 5.00% and the monthly P&I is $xxx32. The first payment of the mod is started on xx/xx/2021, and the new maturity date is xx/xx/2041 with a UPB of xx. Further details are not provided.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2011. The complaint was filed on xx/xx/2011 and the judgment was entered on xx/xx/2012. The sale was scheduled on xx/xx/2015. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2015. ( Doc: xxPg# xx ).
Bankruptcy Comments:The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2015 and the plan was confirmed on xx/xx/2015. The motion for relief from stay was filed on xx/xx/2015. According to the amended plan dated xx/xx/2015, the debtor sxxpay the total amount of xx by paying $xxxer month for the period of 55 months. The proof of claim was filed on xx/xx/2015 with the claim amount of xx and the amount of arrearage is xx. xxx, Schedule-D shows the amount of xx as an unsecured portion out of the amount of claim xx and the value of the collateral is xx. Did not see any comments reflecting cram down.
The loan modification agreement was made on xx/xx/2010 between the borrower xx, xx The borrower promises to make a monthly payment of $xxxth the interest rate of 5.250% beginning from xx/xx/2011 till the maturity date of xx/xx/2036. The New Principal Balance stated in the modification is xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Dicsloures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL xx -$xxx
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is
understated by more than $xxx* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business form is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value: Date: Type:2055 Drive-by	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020; the subject xx was originated on xx.00 which was recorded on xx/xx/2007.

The chain of assignment has been completed. The last assignment was done from xx
Servicing, xx to xxx, As Trustee for  xx  which was recorded on xx/xx/2016.
The junior xx on the subject property in the amount of xx in favor  xx,xx and it was recorded on xx/xx/2007 with Instr | Book/Page# xx.

The combined annual taxes for the year of 2019 have been paid in the amount of xx.
The xx annual taxes for the year of 2019 have been paid in the amount of xx.
No prior delinquent taxes have been found.
According to the payment history as of xx/xx/2019, the borrower has been delinquency for 4 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx with an interest rate of 6.875%, which was applied for xx/xx/2019. The current balance reflected as per the payment history is in the amount of xx.	Collections Comments:According to the servicing comment as of xx/xx/2020 and the documents in file reveal that loan is in bankruptcy. xx(borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2015 and the last date of filing was on xx/xx/2019. The chapter 13 plan was not confirmed yet. The POC was filed by xx on xx/xx/2015 with POC amount of xx and amount of arrearage is xx The POC filing deadline was xx/xx/2015.
The borrower has been delinquency for 4 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx with an interest rate of 6.875%, which was applied for xx/xx/2019. The current balance reflected as per the payment history is in the amount of xx.

The reason for default is unable to be determined.
According to collection comment, no damages or repairs have been found.
According to the xxx Report dated xx/xx/2019, the subject property is Owner Occupied and the subject property is in average condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2015 and the last date of filing was on xx/xx/2019. The chapter 13 plan was not confirmed yet. The POC was filed by xx xx on xx/xx/2015 with POC amount of xx and amount of arrearage is $xxx00. The POC filing deadline was xx/xx/2015.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance  xx
This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is
understated by more than $xxx* Missing Required Disclosures (Lvl 2)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas. However, the following required state disclosures are missing from the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per loan note date is xx/xx/2007 and the settlement date is xx/xx/2009. Hence the settlement date is different from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with xx as a nominee for Provident xx, F.S.B. recorded on xx/xx/2007 with the instrument# xx. The chain of xx assignment has been completed. Currently, the xx assignment is withxxxxx Trust,xxxas trustee for xx recorded on xx/xx/2016. There are four active civil judgments against xx (Borrower) in the total amount of xx recorded on different dates which were held by The People of the xx. There are four active HOA Liens / COA Liens against subject property in the total amount of xx recorded on different dates which were held by xx. There is an active civil judgment against borrower in the total amount of xx recorded on xx/xx/2014 which was held by xx. The 1st installment of xx taxes has been paid in total amount of xx on xx/xx/2019 for the year of 2019. The 2nd installment of xx taxes is due in total amount of xx on xx/xx/2020 for the year of 2019.	As per review of payment history as of dated xx/xx/2020, borrower is delinquent for 6 months. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2020 in the amount of $xxx with the interest rate of 4.00%.The current unpaid principal balance is in the amount of xx.	Collections Comments:As per servicing comments the loan is in active bankruptcy. As per review of payment history as of dated xx/xx/2020, borrower is delinquent for 6 months. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2020 in the amount of $xxx with the interest rate of 4.00%.The current unpaid principal balance is in the amount of xx. As per servicing comments the foreclosure was initiated against subject property in the year of 2015. The foreclosure was referred to an attorney on xx/xx/2015 and the complaint was filed on xx/xx/2015. The foreclosure sale was scheduled on xx/xx/2016. The foreclosure has been placed on hold due to bankruptcy filing. As per xxx xx (Debtor) has filed bankruptcy under chapter 13 on xx/xx/2016 with case no#xx. The bankruptcy was terminated on xx/xx/2017. As per xxx xx (Debtor) has filed bankruptcy under chapter 13 on xx/xx/2016 with case no#xx. The proof of claim was filed on xx/xx/2016 with the secured claim in the amount of xx with arrears in the amount of xx. The chapter 13 plan was filed on xx/xx/2016. The amended plan was filed on xx/xx/2017 which was confirmed on xx/xx/2017.
Foreclosure Comments:As per servicing comments the foreclosure was initiated against subject property in the year of 2015. The foreclosure was referred to an attorney on xx/xx/2015 and the complaint was filed on xx/xx/2015. The foreclosure sale was scheduled on xx/xx/2016. The foreclosure has been placed on hold due to bankruptcy filing. As per xxx xx (Debtor) has filed bankruptcy under chapter 13 on xx/xx/2016 with case no#xx. The bankruptcy was terminated on xx/xx/2017.
Bankruptcy Comments: As per xxx xx (Debtor) has filed bankruptcy under chapter 13 on xx/xx/2016 with case no#xx. The proof of claim was filed on xx/xx/2016 with the secured claim in the amount of xx with arrears in the amount of xx. The chapter 13 plan was filed on xx/xx/2016. The amended plan was filed on xx/xx/2017 which was confirmed on xx/xx/2017. As per plan the debtor has to pay arrearage amount of xx by monthly payment in the amount of $xxx. The xxx has not been filed yet. The date of last filing was xx/xx/2020.	Affiliated Business Disclosure HUD-1 Closing Statement Missing Required State Disclosures Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The some fees of 300 sections have been erased. The HUD-1 statement is available at "xx"."	* Missing Appraisal (Lvl 2) "Appraisal is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in “xx” State. The following state disclosures are missing in the loan file. 1) Impound Account Disclosure 2) Cosigner Notice 3) Private xx Insurance Disclosure 4) Hazard Insurance Disclosure 5) Insurer Recommendation Disclosure 6) Anti-Tying Disclosure 7) Privacy Notice 8) Notice of Right to Copy of Appraisal 9) Application for Credit-Married Persons 10) Fair Debt Collection Notice 11) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."										Value: Date: Type:2055 Drive-by	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of assignment has been completed. The last assignment was done from xx, xx, as Trustee for xx, which was recorded on xx/xx/2016.
There are two civil judgments found against the borrower xx as follows:
First in the favor of xx, in the amount of xx which was filed on xx/xx/2009.
 Second is in the favor of xx, N.A, in the amount of xx  which was recorded on xx/xx/2009.
The tax information for this property is unavailable in the updated title report.
The review of payment history as of xx/xx/2019 shows that the borrower is currently delinquent with the loan for 1 month and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx17, which was applied for xx/xx/2019. The current P&I is $xxx17 and PITI is $xxx12. The current UPB reflected in the payment history is in the amount of xx.	Collections Comments:According to the servicing comments, the loan is in bankruptcy.
The review of payment history as of xx/xx/2019 shows that the loan is currently delinquent for 1 month and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx17, which was applied for xx/xx/2019. The current P&I is $xxx17 and PITI is $xxx12. The current UPB reflected in the payment history is in the amount of xx.

Reason for default is unable to be determined.

The comments history dated xx/xx/2018 shows that the subject property is owner-occupied.

No BPO/inspection has been provided

Foreclosure Comments:As per seller's tape, the foreclosure was initiated in 2016 and the file was referred to an attorney on xx/xx/2016; however, it was put on hold as the borrower had filed the bankruptcy on xx/xx/2017.
Bankruptcy Comments:The borrower xx, III had filed the bankruptcy under Chapter-13 with Case#xx on xx/xx/2017.
The POC was filed on xx/xx/2018, with the claim amount of xx and the amount of arrearage was xx. The Chapter 13 plan was confirmed on xx/xx/2018, the debtor sxxpay to the trustee the sum of $xxx for 60 months. The plan was confirmed on xx/xx/2018. Schedule-D in xxx shows xx as unsecured portion out of claim amount xx. The value of collateral that supports the claim amount is xx. No comments have been found indicating a cram down. The motion for relief was filed on xx/xx/2019. The date of last filing is xx/xx/2020.	The modification agreement made between borrower xx on xx/xx/2018. As per the modified term, the new principal balances xx. The borrower promises to pay $xxx17 monthly with a modified interest rate of 2.000% beginning from xx/xx/2018 with a maturity date of xx/xx/2058.
The prior modification was done on xx/xx/2010.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. The Estimated HUD-1/Itemization/GFE is also missing from the loan file."	* Application Missing (Lvl 2) "The 1003/loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The subject property appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The initial escrow account disclosure & list of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file:
1. Lead-Based Paint Disclosure.
2. xx Loan Application Disclosure.
3. Carbon Monoxide Alarms.
4. MA Smoke Detector Certificate.
5. Notice of the Specific Reason for Denial of Credit.
6. Demonstration and Documentation of Compliance with Borrower’s Interest Requirement."
* Operative index value is unable to confirm (Lvl 2)     "We are unable to determine the operative index value from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the xx was originated on xx.xxhe chain of xx assignment has been completed. Currently, the xx assignment is with xxx xx, xxx, as Trustee for xxt.
No active judgments or liens have been found.
Annual xx taxes of 2019 have been paid in the amount of xx.	The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The loan is in delinquency for 11 months. The last payment was received on xx/xx/2019 in the amount of $xxxit was applied for the due date of xx/xx/2019. The current P&I is $xxxinterest rate is 2.00%. The current unpaid principal balance is in the amount of xx and the modification deferred balance in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The loan is in delinquency for 11 months. The last payment was received on xx/xx/2019 in the amount of $xxxit was applied for the due date of xx/xx/2019.
According to the xxx, xx(borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019.  POC was filed by xxx xx Trust, xxx on xx/xx/2020, in the secured claim amount of xx and an arrearage in the amount of $xxxr 13 plan was filed on xx/xx/2019. Amended chapter 13 plan was filed on xx/xx/2020, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xxxregular payment will be paid in the amount of $xxxhly The plan has not confirmed till xx/xx/2020. Last filing was on xx/xx/2020.
Available servicing comment and documents in file reveal that loan is in foreclosure since 2018. Comment dated xx/xx/2018 states that the foreclosure referred to attorney was completed on xx/xx/2018. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018. This bankruptcy case was dismissed on xx/xx/2019 and it was closed on xx/xx/2020. Borrower had again filed bankruptcy under chapter 13 with the case# xx on xx/xx/2019.
According to collection comment, no damages or repairs have been found.
According latest exterior xxx Report dated xx/xx/2019, the subject property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2018. Comment dated xx/xx/2018 states that the foreclosure referred to attorney was completed on xx/xx/2018. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018. This bankruptcy case was dismissed on xx/xx/2019 and it was closed on xx/xx/2020. Borrower had again filed bankruptcy under chapter 13 with the case# xx on xx/xx/2019.
Bankruptcy Comments:According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. POC was filed by xxx xx Trust, xxx on xx/xx/2020, in the secured claim amount of xx and an arrearage in the amount of $xxxr 13 plan was filed on xx/xx/2019. Amended chapter 13 plan was filed on xx/xx/2020, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xxxregular payment will be paid in the amount of $xxxhly The plan has not confirmed till xx/xx/2020. Last filing was on xx/xx/2020.	The loan modification agreement was made between borrower and servicer on xx/xx/2015 with the new modified unpaid principal balance xx. From UPB, the principal balance was deferred in the amount of xx. The interest bearing amount was xx with step rate starting interest rate was 2.00% and the modified P&I was $xxxnning on xx/xx/2015. The step rate was in 3 steps ending at rate 3.760% and P&I will be $xxxicable from xx/xx/2021 to maturity date xx/xx/2055.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. xx Insurance	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is moderate due to loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. Loan data is 0.000%, comparison data is 11.763% and variance is -11.763%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "LTV is greater than 80%. Required MI cert is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value: Date: Type:2055 Drive-by	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2020 shows that the xx was originated onxx III in the amount of xx. The subject xx was recorded on xx/xx/2005 with the instrument # xx.
The chain of assignment is complete.
The annual xx taxes of 2019 have been due in the amount of xx and the due date is xx/xx/2020.
No active judgments or liens have been found.

The review of the payment history shows that, the borrower has been delinquent with the loan for 8 months and the next due date is for xx/xx/2019. The last payment was received on xx/xx/2020, in the amount of $xxx58 which was applied for the due date of xx/xx/2019. The UPB is xx

Collections Comments:Review of the servicing comments shows that the loan is currently in active bankruptcy and is next due for xx/xx/2019. The last payment was received on xx/xx/2020, in the amount of $xxx58. The UPB stated in the payment history is xx.
The reason for default illness of borrower.

The borrower xx, Sr and xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2017.
There is no information regarding occupancy and no damages were noted in comments history.

Update:
As per the comment dated xx/xx/2023, the bankruptcy was discharged on xx/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:
The borrower xx, Sr and xx had filed the bankruptcy under chapter 13 with Case # xx on xx/xx/2017. The post-xx due date was xx/xx/2019. As per deadline the POC deadline was set to xx/xx/2018. The POC was filed on xx/xx/2017, in the secured claim of xx and amount of arrearage is xx, under chapter 13.
The 2nd amended chapter 13 plan provides that borrower will cure the pre-xx arrears and make regular monthly payment to the subject creditor, xx.
Not Applicable	Affiliated Business Disclosure Credit Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is moderate due to failure of TILA Finance charge test and TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: Fail  Loan Data xx.4 Comparison Data xx Variance -xx
TILA APR Test : Fail Loan Data 9.231% Comparison Data 10.755% Variance: -1.524%."
* Not all borrowers signed TIL (Lvl 2)     "Til is not signed by the borrowers."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business form is missing from the loan files."
								* TIL not hand dated (Lvl 2) "TIL not hand dated by borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Updated title report dated xx/xx/2020 shows that the subject xx was recorded on xx/xx/2006 with xx as nominee for xx.
The chain of assignment had been completed as currently the assignment is with xxx xx Trust, xxx, As Trustee for xx recorded on xx/xx/2017.
Active Judgments and Liens;
1) One UUC lien found pending against the borrower xx recorded on xx/xx/2015 in the amount of xx which is in the favor of  xx.
Property Tax Status;
1) 2nd installment xx taxes for the year of 2019 are due for the amount of xx on xx/xx/2020.
2) 1st installment xx taxes for the year of 2019 have been paid in the amount of xx on xx/xx/2019.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/2020 shows that the borrower is not making regular payments. The loan payments are currently 5 months delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of $xxxthe due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 3.419% with P&I in the amount of $xxx	Collections Comments:Collection comments available from xx/xx/2002 till xx/xx/2020 shows that the borrower is not making regular payments. The loan payments are currently 5 months delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of $xxxthe due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 3.419% with P&I in the amount of $xxxodification agreement was made between borrower “xx” and lender “ xx.” on effective date of xx/xx/2016.
The borrower agrees to pay the UPB of xx with interest rate of 3.419 % and P&I of $xxx fixed amortized type that began from first payment date xx/xx/2016 to be ended with the maturity date of xx/xx/2056.
The borrower agrees to pay the amount of xx as deferred balance on the maturity date xx/xx/2056. The UPB that has been amortized is xx  as an interest bearing amount.
The foreclosure was initiated in the loan and was referred to attorney in the year 2017. According to the notice of lis pendens with case# xx located at (xxge# xx) the foreclosure complaint was filed on xx/xx/2018. But the foreclosure process was put on hold due to bankruptcy filed by the borrower.
According to xxx, the borrowers (xx) had filed bankruptcy under chapter 13 with case #xx on xx/xx/2018. The plan was confirmed on xx/xx/2018.
The subject property is owner occupant with no visible damages or repairs.
Foreclosure Comments:The foreclosure was initiated in the loan and was referred to attorney in the year 2017. According to the notice of lis pendens with case#xx located at (xxge# xx) the foreclosure complaint was filed on xx/xx/2018. But the foreclosure process was put on hold due to bankruptcy filed by the borrower on xx/xx/2018.
Bankruptcy Comments:According to xxx, the borrowers (xx) had filed bankruptcy under chapter 13 with case #xx on xx/xx/2018. The plan was confirmed on xx/xx/2018.
The POC was filed on xx/xx/2018 in the claim amount of xx with arrearage in the amount of $xxx	Loan Modification agreement was made between borrower “xx” and lender “xx.” on effective date of xx/xx/2016.
The borrower agrees to pay the UPB of xx with interest rate of 3.419 % and P&I of $xxx fixed amortized type that began from first payment date xx/xx/2016 to be ended with the maturity date of xx/xx/2056.
The borrower agrees to pay the amount of xx as deferred balance on the maturity date xx/xx/2056. The UPB that has been amortized is xx  as an interest bearing amount.
Missing Required Disclosures xx Insurance	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplainceEase risk indicator is moderate as the loan is failing for prepayment penalty test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test as;
Prepayment Term Test: FAIL 6Months 0Months 6Months
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* MI, FHA or MIC missing and required (Lvl 2)     "This a conventional loan with LTV of 100.00% which is greater than 80.000% hence, MI certificate is required; however, it is missing from the loan file."
								* Missing Required Disclosures (Lvl 2) "List of service providers is missing from loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx which was recorded on 7/202006 under Bk/Pg# xx in favor of xx. The chain of assignment has been completed as the xx is currently with the current assignee xx.

There is one junior xx which was recorded on xx/xx/2007 in the amount of xx in favor of  xx.

The subject xx is at lower lien position as there is one xx Lien on the subject property in favor of xx in the total amount of xx which was recorded on xx/xx/2017.The subject property is located in State of xx which is super lien state. There is a risk of the property to be getting foreclosed due to above unpaid lien. This can be cured if above unpaid lien will paid in full with unpaid interest and late fees.

There is an active senior xx on the subject property in the amount of xx in favor of xx which was recorded on xx/xx/1998 under Bk/Pg# xx. No release found for above said senior xx. Final HUD-1 does not show pay off for above said senior xx. The Schedule B of Final Title Policy at the origination located at " xx " shows the clause which states that the certain liens affecting title to the premises have been omitted from Schedule B of this Policy. In the event that such liens have not in fact been released or satisfied of records. No coverage against such liens is afforded by this policy. It can be cure if above said senior mortgages will paid in full and release of xx is made and recorded.

 The annual xx taxes of 2019 have been paid in the amount of xx.
The annual xx taxes of 2020 are due on xx/xx/2020 in the amount of xx.
No prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2019 the loan is in delinquency for 2 months. The last payment was received on xx/xx/2019 in the amount of $xxx interest rate of 8.00% and P&I $xxxthe due date of xx/xx/2019. The next due date is xx/xx/2019. The current UPB reflected is in the amount of xx.	Collections Comments:The loan is in delinquency for 2 months. The last payment was received on xx/xx/2019 in the amount of $xxx interest rate of 8.00% and P&I $xxxthe due date of xx/xx/2019. The next due date is xx/xx/2019. The current UPB reflected is in the amount of xx.
The latest Loan Modification agreement was made on an effective date of xx/xx/2018 between “xx” (borrower) and “xx” (lender). The combined new principal balance is xx from which lender agreed to forgive xx. The borrower agreed to pay the deferred balance in the amount of xx.6 hence the amortized interest bearing amount is xx. The borrower had given promise to pay P&I in the amount of $xxx new interest rate of 8.00%. The first payment had begun from xx/xx/2018 and ends with the maturity date of xx/xx/2058.

The debtor xx had filed bankruptcy under ch#13 with case#xx on xx/xx/2017. The POC was filed by subject creditor on xx/xx/2018 with secured claim amount of xx and arrearage is $xxxle D of xxx dated xx/xx/2017 shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx; therefore, the unsecured portion is xx. The plan was confirmed on xx/xx/2019. As per plan dated xx/xx/2018 the debtor sxxcure estimated arrears in the amount of $xxx to dismiss the case was filed by trustee on xx/xx/2019.

As per the review of the updated title report dated xx/xx/2020 there is an active senior xx on the subject property in the amount of $xxxavor of xx xx which was recorded on xx/xx/1998 under Bk/Pg# xx. No release found for above said senior xx. Final HUD-1 does not show pay off for above said senior xx. The Schedule B of Final Title Policy at the origination located at " xx" shows the clause which states that the certain liens affecting title to the premises have been omitted from Schedule B of this Policy. In the event that such liens have not in fact been released or satisfied of records. No coverage against such liens is afforded by this policy. It can be cure if above said senior mortgages will paid in full and release of xx is made and recorded.

As per the review of the updated title report dated xx/xx/2020 the subject xx is at lower lien position as there is one HOA Lien on the subject property in favor of xx in the total amount of xx which was recorded on xx/xx/2017. The subject property is located in State of PA which is super lien state. There is a risk of the property to be getting foreclosed due to above unpaid lien. This can be cured if above unpaid lien will paid in full with unpaid interest and late fees.

As per xxx Report dated xx/xx/2019 the property is owner occupied and no visible damages were reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed bankruptcy under ch#xx with case#xx on xx/xx/2017. The POC was filed by subject creditor on xx/xx/2018 with secured claim amount of xx and arrearage is $xxxle D of xxx dated xx/xx/2017 shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx; therefore, the unsecured portion is xx. The plan was confirmed on xx/xx/2019. As per plan dated xx/xx/2018 the debtor sxxcure estimated arrears in the amount of $xxx to dismiss the case was filed by trustee on xx/xx/2019.
The latest Loan Modification agreement was made on an effective date of xx/xx/2018 between “xx” (borrower) and “xx” (lender). The combined new principal balance is xx from which lender agreed to forgive xx. The borrower agreed to pay the deferred balance in the amount of xx.6 hence the amortized interest bearing amount is xx. The borrower had given promise to pay P&I in the amount of $xxx new interest rate of 8.00%. The first payment had begun from xx/xx/2018 and ends with the maturity date of xx/xx/2058.	Affiliated Business Disclosure Condo/PUD Rider Credit Application xx Insurance	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk Indicator is Moderate as this loan failedxx Charge Test, xx Foreclosure Rescission Finance Charge Test and TILA APR Test:.
TILA Finance Charge Test: FAIL loan data: xx comparison data: xx variance: -xx.
TILA Foreclosure Rescission Finance Charge Test: FAIL loan data: xx comparison data: xx variance: -xx.
TILA APR Test: FAIL loan data: 9.898% comparison data: 12.099% variance: -2.201%."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxinance Charge Test: FAIL loan data: xx comparison data: xx variance: -xx.

This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Foreclosure Rescission Finance Charge Test: FAIL loan data: xx comparison data: xx variance: -xx.

This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 12.099%. The disclosed APR of 9.898% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: FAIL loan data: 9.898% comparison data: 12.099% variance: -2.201%."
* Condo / PUD rider Missing (Lvl 2)     "As per appraisal report property type is Condominium and the required Condo rider is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per appraisal report dated xx/xx/2006 the appraised value is xx which is less than original loan amount xx. Hence LTV exceeds 100.00%."
* MI, FHA or MIC missing and required (Lvl 2)     "This is conventional loan and LTV exceeds 100.00% and the required MI Cert is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value: Date: Type:BPO	Value: Date: Type:2055 Drive-by	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. d/xx/a xx xx Co.” and borrower “xx” in amount of xx which was recorded on xx/xx/2007  Instrument/xx/Pk xx

The chain of assignment is incomplete. The assignment of xx is missing. The last assignment should be with ‘xx’
There is junior xx against the borrower in amount of xx which was recorded on xx/xx/2007 in the favor of ‘xx.’
According to updated title report dated xx/xx/2020 there is utilities annual charges for water/sewer of year 2019 which has been delinquent in the amount of xx payable through the date xx/xx/2020.
The combined taxes for 2019 have been paid off in amount of xx.
The combined taxes for 2020 are due in amount of xx.
The utilities charges are due in amount of xx for due date xx/xx/2020.
No prior delinquent taxes have been found.
The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2019 to till date. The loan has been in delinquency for more than 8 months. The last payment was received on xx/xx/2019 in the amount of $xxx33 with interest rate of 7.90% which was applied for the due date of xx/xx/2019. The payment history reflects current unpaid principal balance is in the amount of xx.	Collections Comments:Comment:
Project xxx_Comments_xx
The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2019 to till date. The loan has been in delinquency for more than 8 months. The last payment was received on xx/xx/2019 in the amount of $xxx33 with interest rate of 7.90% which was applied for the due date of xx/xx/2019. The payment history reflects current unpaid principal balance is in the amount of xx.
No any visible damages have been found in 24 months collection comments. Review of collection comment the reason for default is unable to be determined. According to the delinquency status of loan, borrower’s ability to repay is Poor.
According to the latest xxx Report (xx) dated on xx/xx/2019, subject property is occupied by owner, the property type is single family residence and no any damages are found.
No evidences have been found regarding foreclosure filing. Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2014. Currently loan is in active BK case.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2014. Schedule D of xxx dated xx/xx/2019 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as $xxx40.The POC deadline set on xx/xx/2014 and creditor has filed POC on xx/xx/2014 (before deadline date) with secured amount is xx and arrearage is $xxx36. The chapter 13 plan was entered on xx/xx/2014 shows that debtor sxxpay the payment in amount of $xxx per month for 60 months and arrearage amount is $xxx00. Plan has been confirmed on xx/xx/2015. Currently loan is in active BK case. No further information has been found regarding BK.
The loan was modified on xx/xx/2012 with new principal balance of xx and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the new modified P&I of $xxx with the new fixed interest rate of 6.411% beginning from 0xx/xx/2012  to the new maturity date of xx/xx/2036.
Affiliated Business Disclosure Credit Application Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003/Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk Indicator is Moderate due to,
Prohibited Fees Test: Failed.
Loan Data: $xxx07; Comparison Data : 0.00; Variance: xx;"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "CE State regulation test failed due to,
This loan failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test: The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a xx broker sxxhave the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of loan origination is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing form the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.xx with Wells xx xx Co. of xx  on xx/xx/2007 with the instrument #xx.
The chain of xx assignment has been completed. Currently, the xx assignment is withxxxxx Trust, xxx as trustee for xx recorded on xx/xx/2016.
No active judgments or liens have been found.
The annual xx taxes have been paid in total amount of xx for the year of 2018.
The annual xx taxes are delinquent in total amount of xx for the year of 2019. The good through date is xx/xx/2020.
As per review of payment history as of dated xx/xx/2020, borrower is 2 month delinquent. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2020 in the amount of $xxx the interest rate of 8.000%.The current unpaid principal balance is in the amount of xx.	Collections Comments:As per servicing comments the loan is in active bankruptcy. As per review of payment history as of dated xx/xx/2020, borrower is 2 month delinquent. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2020 in the amount of $xxx the interest rate of 8.000%.The current unpaid principal balance is in the amount of xx.

The subject property is located in xx. As per the comment on xx/xx/2018, the subject property area had been declared as xx/xx/2018 for Hurricane which was started on xx/xx/2018. No evidences of any damage or repair have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx xx (Debtor) has filed bankruptcy under chapter 13 on xx/xx/2018 with case no#xx. The proof of claim was filed on xx/xx/2018 with the secured claim in the amount of xx with arrears in the amount of $xxxan was filed on xx/xx/2018 which was confirmed on xx/xx/2018. Schedule D dated xx/xx/2018 shows amount of claim without deducting value of collateral is xx and value of collateral that support this claim is xx.However, the unsecured balance is in the amount of $xxx plan the subject claim has been secured. The debtor has to pay pre-xx arrears amount of $xxxonthly payment in the amount of $xxx The xxx has not been filed yet. The date of last filing was xx/xx/2019.	The loan was modified on xx/xx/2017. As per agreement the new principal balance is in the amount of xx. The amount of xx has been deferred from new principal balance. The total interest bearing principal is in the amount of xx. The borrower had promised to pay P&I payment in the amount of $xxx the interest rate of 8.000% which was started on xx/xx/2017. The maturity date of agreement is xx/xx/2042.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Loan Application is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan is failing GAFLA 3/2003 High Cost Home Loan Points and Fees
Threshold Test. Total fees charged is $xxxallowed is $xxxever it is over charged by $xxxative claims can be made within 5 years of the closing and that the Note date is xx/xx/2007. SOL has been expired.
Fees Included-
Loan Origination Fee $xxxd Spread Premium (Indirect / POC) $xxxomplianceEase TILA Test Failed (Lvl 2)     "Compliance Ease TILA test failed.

This loan failed the TILA APR test.
The annual percentage rate (APR) is 11.675%. The disclosed APR of 0.000%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia State. The following required state disclosures are missing from the loan file.
1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.85 in favor xx.

The chain of assignment is completed as the subject xx is currently assigned to “xxx as Trustee for  xx” and this AOM was recorded on xx/xx/2017.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The 1st installment of combined tax for 2019 has been paid off in the amount of xx on xx/xx/2019 and 2nd installment of xx has also been paid off on xx/xx/2019.

Annual Utility taxes are currently delinquent for 2019 in the amount of xx which were earlier due on xx/xx/2019 and are good through xx/xx/2020.

Annual Utility taxes are currently delinquent for 2019 in the amount of xx which were earlier due on xx/xx/2019 and are good through xx/xx/2020.

Annual Utility taxes are for 2019 in the amount of xx are due on xx/xx/2020.

Annual Utility taxes are for 2019 were paid partially in the amount of $xxx xx/xx/2020.	Review of updated payment history as of xx/xx/2020, the loan is currently in delinquency for +24 months and the next due for regular payment is xx/xx/2017. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2017. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in active Bankruptcy. The loan is currently in delinquency for +24 months and the next due for regular payment is xx/xx/2017. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2017. The UPB as of the date is in the amount of xx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2017 and the complaint was filed on xx/xx/2018. The foreclosure proceedings were placed on hold as the borrower had filed Bankruptcy on xx/xx/2018 under chapter-13 with the Case#xx.The loan is still in active Bankruptcy.
The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2018 with the Case#xx and the plan was confirmed on xx/xx/2019.
The Schedule-D in xxx shows that the unsecured amount is $xxxut of secured claim in the amount of xx and the value of collateral is xx.
The POC was filed on xx/xx/2019 with the secured claim of xx with an arrearage of xx.
According to the debtor's amended Chapter-13 plan which was filed on xx/xx/2019, the Debtor directly pays post-xx payments beginning with the first payment due after filing the xx and the Pre-xx arrears of xx on secured claims will be paid through the plan with the monthly payment of $xxx.54. This plan was confirmed on xx/xx/2019.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2017 and the complaint was filed on xx/xx/2018. The foreclosure proceedings were placed on hold as the borrower had filed Bankruptcy on xx/xx/2018 under chapter-13 with the Case#xx.The loan is still in active Bankruptcy.
Bankruptcy Comments:Claim No: 1
The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2018 with the Case#xx and the plan was confirmed on xx/xx/2019.
The Schedule-D in xxx shows that the unsecured amount is $xxxut of secured claim in the amount of xx and the value of collateral is xx.
The POC was filed on xx/xx/2019 with the secured claim of xx with an arrearage of xx.
According to the debtor's amended Chapter-13 plan which was filed on xx/xx/2019, the Debtor directly pays post-xx payments beginning with the first payment due after filing the xx and the Pre-xx arrears of xx on secured claims will be paid through the plan with the monthly payment of $xxx.54. This plan was confirmed on xx/xx/2019.	Not Applicable	Credit Application Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is Moderate due to following factors:

1. This loan failed the TILA finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Finance Charge Test: FAIL     Charged: xx    Allowed: xx     Variance: -xx

2. This loan failed the TILA foreclosure rescission finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxILA Foreclosure Rescission Finance Charge Test: FAIL      Charged: xx    Allowed: xx     Variance: -xx

3. This loan failed the TILA APR test as the annual percentage rate (APR) is 9.000%. The disclosed APR of 6.834% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

TILA APR Test: FAIL     Charged: 6.834%     Allowed: 9.000%    Variance: -2.166%"
* ComplianceEase TILA Test Failed (Lvl 2)     "1. This loan failed the TILA finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Finance Charge Test: FAIL     Charged: xx    Allowed: xx     Variance: -xx

2. This loan failed the TILA foreclosure rescission finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxILA Foreclosure Rescission Finance Charge Test: FAIL      Charged: xx    Allowed: xx     Variance: -xx

3. This loan failed the TILA APR test as the annual percentage rate (APR) is 9.000%. The disclosed APR of 6.834% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

TILA APR Test: FAIL     Charged: 6.834%     Allowed: 9.000%    Variance: -2.166%"
* LTV or CLTV exceeds 104% (Lvl 2)     "The LTV/CLTV of the loan is exceeded 100% as the appraised value of the subject property is showing in the provided tape shows as xx which is less than the loan amount (xx)."
								* Missing Appraisal (Lvl 2) "An Appraisal report at origination is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value: Date: Type:2055 Drive-by	Value: Date: Type:BPO	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Updated title report: As of xx/xx/2020 shows subject xx was originated on xx.xx with xx Co of xx. Chain of assignment is complete as current assignee is xxxxx Trust xxx. There is no Lien or judgment. Property appears have current taxes paid to date	As per the review of the payment history, the borrower has been delinquent for 15 months and the next payment is due for xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2018. The UPB is xx. The current P&I is $xxxPITI is $xxx	Collections Comments:The loan is currently in bankruptcy and the next payment is due for xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2018. As per the review of the xxx report, the borrower xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2019. The RFD is unable to be determined. The loan was modified once since origination. No repairs and damages have been found. As per the comment dated xx/xx/2020, the property is owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the xxx report, the borrower xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2019. The POC was filed on xx/xx/2019 with its secured claim as xx and the arrearage amount of xx. As per the xxx filed on xx/xx/2019, the amount of claim without deducting the value of collateral is xx and the value of collateral is xx Hence, the unsecured portion is xx.
As per the chapter 13 plan filed on xx/xx/2019, the debtor sxxpay the trustee $xxx60 months.
This modification agreement was made between the borrower xx. on xx/xx/2013.
The UPB is xx. The borrower promises to pay P&I in the amount of $xxx an interest rate of 8.692%, beginning from xx/xx/2013. The maturity is xx/xx/2037. The deferred balance is xx. The interest bearing amount is xx.
Credit Application Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file,

1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
								2. Disclosure of Additional Fees"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Updated title report as of xx/xx/2020 shows that the subject xx is on first lien position. Subject xx was originated on xx. with xx , xx. Chain of assignment is incomplete as current assignee isxxxxx Trust. xx It should be with xx. There is a junior civil judgment in the amount of xx recorded with xx (USA). Annual estimated tax is xx.	Pay history as of xx/xx/2019 shows that the delinquency has been done for 21 months. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2018. Next due date is xx/xx/2018. The current UPB is xx.	Collections Comments:Review of loan file and servicing comment shows that the borrower is 21 months delinquent. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2018. Next due date is xx/xx/2018. The current UPB is xx. Darryl W Crooms had filed BK chapter 13 with case # xx on xx/xx/2019. POC was filed on xx/xx/2019 with POC amount xx and arrearage xx. Amended CH 13 plan was filed on xx/xx/2019. Order to confirming CH 13 plan has been filed on xx/xx/2019. Loan is still in active BK. No evidence of post-closing FC has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:xxS had filed BK chapter 13 with case # xx on xx/xx/2019. POC was filed on xx/xx/2019 with POC amount xx and arrearage xx. Amended CH 13 plan was filed on xx/xx/2019. Order to confirming CH 13 plan has been filed on xx/xx/2019. Loan is still in active BK.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Estimated HUD-1 and fee itemization are also missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value: Date: Type:BPO	Value: Date: Type:2055 Drive-by	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.xxThere is an active xx prior to the subject xx, in the favor of xx recorded on xx/xx/1994 for the amount of xx.
There is a credit card judgment against the borrower with the favor of  xx for the amount of xx which was recorded on xx/xx/2018.
There is a state tax lien against the borrower with the favor of xx for the amount of xx which was recorded on xx/xx/2019.
The chain of assignment has been completed. Currently, the assignment is from xxx xx trust, xxx as trustee for xx which was recorded on xx/xx/2016.
Combined annual taxes of 2019 have been paid in the amount of xx on xx/xx/2019.
No prior delinquent taxes have been found.
According to latest payment history as of xx/xx/2019, the borrower is current with the loan and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the current interest rate is 8.000%.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxxthe current interest rate is 8.000%. The loan was modified. The foreclosure was not initiated. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2015. The POC was filed by creditor xx on xx/xx/2015 for the secured claim amount is xx and arrearage amount is $xxxr, the POC deadline dated xx/xx/2015. Notice of xx payment change was filed on xx/xx/2019. The chapter 13 plan filed on xx/xx/2015 was confirmed on xx/xx/2015. The debtor has promised to pay for trustee in the amount of $xxx60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx the comment dated1/xx/2020, the subject property is owner occupied. As per The reason for default is curtailment of income. As per the comment dated xx/xx/2018, the subject property is located in FEMA disaster area which was declared on xx/xx/2018 for hurricane. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2015. The POC was filed by creditor xx on xx/xx/2015 for the secured claim amount is xx and arrearage amount is $xxxr, the POC deadline dated xx/xx/2015. Notice of xx payment change was filed on xx/xx/2019. The chapter 13 plan filed on xx/xx/2015 was confirmed on xx/xx/2015. The debtor has promised to pay for trustee in the amount of $xxx60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2018 between the borrower "xx" and lender "xx.”. As per the modified terms, the new principal balance is xx and the deferred principal balance is xx. The borrower has promised to pay the in the amount of $xxx the interest rate of 8.000% beginning on xx/xx/2018 till maturity date of xx/xx/2034.	Affiliated Business Disclosure
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization is missing from the loan files."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Alabama State. The Choice of Insurer disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."										Value: Date: Type:2055 Drive-by	Value: Date: Type:BPO	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx.xxhe chain of assignment is complete.
Active judgments and liens found pending are as follows:
There are two civil judgments against the borrower which is in the amount of xx recorded on xx/xx/2008 and xx/xx/2013 which were filed by xx.
Annual xx taxes for the year of 2019 have been paid in the amount of xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2002 to xx/xx/2020 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxxh was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in active bankruptcy. According to the xxx report, the debtor had filed the bankruptcy under the chapter 13th case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $xxx60 months. The POC was filed on xx/xx/2018. The POC amount is xx and total arrearage amount is $xxxchedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx of the payment history available from xx/xx/2002 to xx/xx/2020 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxxh was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the debtor had filed the bankruptcy under the chapter 13th case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $xxx60 months. The POC was filed on xx/xx/2018. The POC amount is xx and total arrearage amount is $xxxchedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx	Loan Modification agreement was made between borrower and lender on effective date of xx/xx/2017.
The borrower had given promise to pay the UPB of xx with interest rate of 4.750% with P&I of $xxx fixed amortized type and it was beginning from first payment date on xx/xx/2017 and ends with the maturity date of xx/xx/2031 .
The borrower had also given the promise to pay the deferred balance in the amount of xx and the maturity date is xx/xx/2031. The UPB that has been amortized is xx as an interest bearing amount.
1-4 Family Rider	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase risk indicator is “Moderate” due to TILA Right of Rescission Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Right of Rescission Test: FAIL"
* Missing required 1-4 family rider (Lvl 2)     "1-4 family rider is missing from the loan file."
								* Missing Required Disclosures (Lvl 2) "List of service providers is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the xx was originated on xx.xxhe chain of xx assignment is incomplete as there is break in assignment from xx. Currently, the xx assignment is with xxx xx, xxx, as Trustee for xx.
1) There is a civil judgment open against the borrower in the favor of xx in the amount of xx which was recorded on xx/xx/2009.
2) There is a civil judgment open against the borrower in the favor of xx in the amount of xx which was recorded on xx/xx/2019.
Annual xx taxes of 2019 have been paid in the amount of xx.	The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The delinquency has been done for 8 months. The last payment was received on xx/xx/2019 in the amount of $xxxit was applied for the due date of xx/xx/2019. The current P&I is $xxxd interest rate is 1.00%. The current unpaid principal balance is in the amount of xx and modification deferred balance in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The delinquency has been done for 8 months. The last payment was received on xx/xx/2019 in the amount of $xxxit was applied for the due date of xx/xx/2019.
According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. Schedule D in xxx dated xx/xx/2018 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as $xxxs filed by xxx xx Trust, xxx on xx/xx/2018. Amended POC was filed on xx/xx/2018, in the secured claim amount of xx and an arrearage in the amount of $xxxr 13 plan was filed on xx/xx/2018. The plan was confirmed on xx/xx/2018, which states subject creditor claim will be paid as per the loan modification. xxx was filed on xx/xx/2018. Order was granted on this xxx on xx/xx/2019.  Order on Motion to Modify and Confirming Modified Plan dated xx/xx/2019, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xxxegular payment will be paid in the amount of $xxxhly. Motion to Dismiss Case was filed on xx/xx/2019. The motion to dismiss was granted on xx/xx/2019. Last filing was on xx/xx/2019.
No foreclosure proceedings have been found in the recent 24 months.
According to collection comment, no damages or repairs have been found.
According latest exterior xxx Report (xx) dated xx/xx/2019, the subject property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, xx(borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. Schedule D in xxx dated xx/xx/2018 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as $xxxs filed by xxx xx Trust, xxx on xx/xx/2018. Amended POC was filed on xx/xx/2018, in the secured claim amount of xx and an arrearage in the amount of $xxxr 13 plan was filed on xx/xx/2018. The plan was confirmed on xx/xx/2018, which states subject creditor claim will be paid as per the loan modification. xxx was filed on xx/xx/2018. Order was granted on this xxx on xx/xx/2019. Order on Motion to Modify and Confirming Modified Plan dated xx/xx/2019, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xxxegular payment will be paid in the amount of $xxxhly. Motion to Dismiss Case was filed on xx/xx/2019. The motion to dismiss was granted on xx/xx/2019. Last filing was on xx/xx/2019.	The loan modification agreement was made between borrowers and servicer on xx/xx/2018 with the new modified unpaid principal balance xx. The other than principal balance was deferred in the amount of xx. For the first five years there is only interest only period starting from xx/xx/2018 and ends on xx/xx/2023 with interest payment $xxxd interest rate is 1.00%.
The interest bearing amount was xx with step rate starting after 5 years period interest rate will be 2.00% and the modified P&I was $xxxnning on xx/xx/2023 The step rate was in 3 steps ending at rate 3.960% and P&I will be $xxxicable from xx/xx/2025 to maturity date xx/xx/2058.	Affiliated Business Disclosure Missing Dicsloures xx Insurance	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is "Moderate" due to loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test. Loan data is $xxxparison data is $xxxvariance is +$xxx FHA or MIC missing and required (Lvl 2)     "This is conventional loan. The LTV is 98% and hence the MI certificate is required which is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020. the subject xx was originated on xx.xxThe chain of xx assignment has been completed. Currently, the xx assignment is with xxx xx, xxx, as Trustee for xx.
No active judgments or liens have been found.
Annual combined taxes of 2019 have been paid in the amount of xx.	The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2019. The loan is in delinquency for 5 months. The last payment was received on xx/xx/2019 in the amount of $xxxit was applied for the due date of xx/xx/2019. The current P&I is $xxxinterest rate is 4.750%. The current unpaid principal balance is in the amount of xx and the modification deferred balance in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2019. The loan is in delinquency for 5 months. The last payment was received on xx/xx/2019 in the amount of $xxxit was applied for the due date of xx/xx/2019.
According to the xxx, xx(borrower) had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2017. POC was filed by xxx xx Trust, xxx on xx/xx/2017, in the secured claim amount of xx and an arrearage in the amount of $xxxr 13 plan was filed on xx/xx/2017. This plan was confirmed on xx/xx/2017, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xxxregular payment will be paid in the amount of $xxxhly. Trustee's Motion and Notice to Dismiss  was filed on xx/xx/2019. This motion was denied on  xx/xx/2019.
As per seller tape data, the foreclosure was started by referring to attorney on xx/xx/2017. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2017.
According to collection comment, no damages or repairs have been found.
According latest exterior xxx Report dated xx/xx/2019, the subject property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.

Foreclosure Comments:As per seller tape data, the foreclosure was started by referring to attorney on xx/xx/2017. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2017.
Bankruptcy Comments:According to the xxx,xx(borrower) had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2017. POC was filed by xxx xx Trust, xxx on xx/xx/2017, in the secured claim amount of xx and an arrearage in the amount of $xxxr 13 plan was filed on xx/xx/2017. This plan was confirmed on xx/xx/2017, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xxxregular payment will be paid in the amount of $xxxhly. Trustee's Motion and Notice to Dismiss was filed on xx/xx/2019. This motion was denied on xx/xx/2019.	The loan modification agreement was made between borrower and servicer on xx/xx/2017 with the new modified unpaid principal balance is xx. The principal balance was deferred in the amount of xx. The interest bearing amount was xx with interest rate 4.750% and the modified P&I was $xxxrst modified payment due date was xx/xx/2017 and the interest only period will be end on xx/xx/2022. Then interest rate 8.00% and the modified P&I was $xxxting payment due date is xx/xx/2022 and the maturity date will be xx/xx/2057.	Affiliated Business Disclosure Missing Required Disclosures xx Insurance Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease Risk Indicator is "Moderate" due to loan failed the late fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test. Loan data is 5.000%, comparison data is 4.000% and variance is xx."
* MI, FHA or MIC missing and required (Lvl 2)     "The Loan is conventional and LTV is 100%. Hence, the MI Certificate is required and which is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.
No active judgments or liens have been found.
1st and 2nd installments taxes of xx have been paid in the amount of xx.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/2020, the borrower has been delinquent for 15 months and the next due date for payment xx/xx/2018. The last payment was received on xx/xx/2020 which was applied for xx/xx/2018. The P&I is in the amount of $xxx24 and PITI is in the amount of $xxx73. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to the servicing comments, the loan is in bankruptcy.

According to the payment history as of xx/xx/2020, the borrower has been delinquent for 15 months and the next due date for payment xx/xx/2018. The last payment was received on xx/xx/2020 which was applied for xx/xx/2018. The P&I is in the amount of $xxx24 and PITI is in the amount of $xxx73. The current UPB reflected as per the payment history is in the amount of xx.

Reason for default is death of the borrower.

The comments history dated xx/xx/2019 shows that the subject property has been occupied by an unknown party.

No BPO/inspection has been provided.

The last payment was made as per the document located at (xx).

Foreclosure Comments:As per comments history, the foreclosure was initiated in 2018  and the file was referred to an attorney on xx/xx/2018. As per comment dated xx/xx/2019, the sale was scheduled on xx/xx/2019. However, the foreclosure was put on hold as the borrower had filed the bankruptcy on xx/xx/2019. The loan is currently in bankruptcy.
Bankruptcy Comments:According to the xxx, the borrower xx had filed the bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019 with the secured claim amount of xx and the amount of arrearage was xx. As per chapter 13 plan filed on xx/xx/2019, the debtor sxxpay to the trustee the sum of $xxx per month for a period of 60 months. Schedule-D in xxx shows xx as unsecured portion out of claim amount xx. The value of collateral that supports the claim amount is xx. No comments have been found indicating a cram down.
The last filing date is xx/xx/2020.

According to the step modification, the loan will be modified on xx/xx/2020 between the borrower xx. The new modified principal balance as per modification is in the amount of $xxxth an interest rate starting at 6.00% and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2020. The maturity date as per modification is xx/xx/2060. However, the given modification document is un-executed by the borrowers as it will be effective from xx/xx/2020.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property located at Virginia State. The following required state disclosures are missing from the loan file:
1. VA Application Disclosure.
2. Choice of Settlement Agent Disclosure.
3. Disclosure of Charges For Appraisal or Valuation.
4. Copy of Appraisal or Statement of Appraised Value.
5. Affiliated Business Disclosure."
* Operative index value is unable to confirm (Lvl 2)     "We are unable to determine the operative index value from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrowers."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.
The chain of the assignment has been completed. The latest assignment is from  xx., to U.S.xx Trust, xx, As Trustee For xx., recorded on xx/xx/2016.
There is a junior xx in the favor of  xx., in the amount of xx recorded on xx/xx/2005.
No active liens and judgments have been found.
1st installment of town jurisdiction tax of 2019 has been paid in the amount of xx on xx/xx/2019.
2nd installment of town jurisdiction tax of 2019 has been paid in the amount of xx on xx/xx/2020.
No prior year delinquent taxes have been found.	According to the review of payment history as of xx/xx/2020, the borrower has been delinquent for 6 months. The last payment was received on xx/xx/2020 which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx25 and PITI is in the amount of $xxx25. The UPB reflected in the amount of xx.	Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for 6 months. The last payment was received on xx/xx/2020 which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx25 and PITI is in the amount of $xxx25. The UPB reflected in the amount of xx.
The reason for default is unable to be determined from the latest collection comments.
The loan has never been modified since origination.
The subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update:
As per the comment dated xx/xx/2022, the bankruptcy was discharged on xx/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx, Jr had filed bankruptcy under chapter-13 with the case # xx on xx/xx/2016. The plan was confirmed on xx/xx/2016. The POC was filed on xx/xx/2016 the POC amount is xx and the arrearage amount is $xxx. The Post-xx due date is xx/xx/2019. The debtor sxxpay to the trustee the sum of $xxx42 per month for a period of 60 months. The date of the last filing is xx/xx/2019.

Not Applicable	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan Program Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property located at MI state. The following require state disclosures are missing from the loan file.
1. MI Borrowers Bill of Rights
2. MI Consumer Caution and Homeownership Counseling Notice
3. Choice of Insurance Agent"
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative  index value since the supportive documents are missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx,with xx as nominee  xx.
The chain of assignment has been completed. Currently, the xx is with xxx xx Trust, xxx, As Trustee for xx which was recorded on xx/xx/2016.
No active liens and judgments have been found.
Annual taxes for the year of 2019 have been paid in the amount of xx.
No prior delinquent have been found.
As per the review of the payment history, the borrower has been delinquent for 7 months and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2019. The UPB is xx. The current P&I is $xxxPITI is $xxx	Collections Comments:
The loan is currently in bankruptcy and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2019. The borrower Kimberly J Maloney had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018.The plan was confirmed on xx/xx/2019. As per collection comments, the foreclosure was initiated. The file was referred to an attorney on xx/xx/2018.The complaint was filed on xx/xx/2018.The sale was scheduled on xx/xx/2018. However, the foreclosure was put on hold as the borrower had filed bankruptcy on xx/xx/2018. The RFD is unable to be determined. The loan was modified once since origination. No repairs and damages have been found. As per the comment dated xx/xx/2018, the property is owner occupied.

Foreclosure Comments:As per collection comments, the foreclosure was initiated. The file was referred to an attorney on xx/xx/2018.The complaint was filed on xx/xx/2018.The sale was scheduled on xx/xx/2018. However, the foreclosure was put on hold as the borrower had filed bankruptcy on xx/xx/2018.
Bankruptcy Comments:As per xxx report, the borrower xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018.The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is $xxxedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. As per the chapter 13 plan filed onxx/xx/2018, the debtor sxxpay the trustee $xxx60 months.
 The plan was confirmed on xx/xx/2019.
As per modification agreement was made between the borrowersxx on xx/xx/2018.
As per modified term, the new principal balance is xx.
The borrower promises to pay the loan in steps beginning from xx/xx/2018 for 60 months in the amount of $xxx modified interest rate of 1.000%,
From xx/xx/2023 for 12 months in the amount $xxx interest rate of 2.000%, from xx/xx/2024 for 12 month in the amount of $xxx interest rate of 3.000%, from xx/xx/2025 for 396  months in the amount of $xxx interest rate of 3.960%. The maturity is xx/xx/2058. There is a deferred balance in the amount of xx. This loan modification has a  balloon provision.
Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Disclosed APR High-Cost Threshold Exception Test: FAIL 12.677% 12.530% +0.147%

This loan failed the disclosed APR high-cost threshold exception test.
Although the recalculated APR does not exceed any "high-cost " APR thresholds, using the disclosed APR, as provided, the loan would fail the following "high-cost " APR threshold test(s): HOEPA High Cost xx APR Threshold Test. As a result, this loan may not be acceptable to certain secondary market investors."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Disclosed APR High-Cost Threshold Exception Test: FAIL 12.677% 12.530% +0.147%"
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Michigan, following state disclosures are missing from the loan files.

1.MI Borrower's Bill of Rights
2.MI Consumer Caution and Homeownership Counseling Notice
3.Choice of Insurance Agent"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.xxhe chain of assignment has been completed. Currently, the assignment is from xx trust, xxx as trustee for xx which was recorded on xx/xx/2018.
No active liens and judgments have been found against the borrower and subject property.
First and Second installments of xx taxes of 2019 have been paid in the amount of xx on xx/xx/1900 and due in the amount of xx on xx/xx/1900..
No, any prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 3 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxxthe current interest rate is 4.000%.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxxthe current interest rate is 4.000%. The loan was modified. Foreclosure was not initiated. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The POC was filed by creditor xxx xx Trust, xxx on xx/xx/2018 for the secured claim amount is xx and arrearage amount is $xxx for relief form stay was filed on xx/xx/2018. Notice of xx payment change was filed on xx/xx/2019. Order on motion to avoid lien was filed on xx/xx/2018. The chapter 13 plan filed on xx/xx/2018 was confirmed on xx/xx/2018. The debtor has promised to pay for trustee in the amount of $xxxmonthly. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxr the comment dated xx/xx/2019, the subject property is owner occupied. As per the comment dated xx/xx/2018, the reason for default is lost of income. The subject property is located in FEMA disaster state. As per the comment dated xx/xx/2019, FEMA disaster has been declared on xx/xx/2019 for storms flooding and landslides. According to comment dated xx/xx/2019, the subject property had damages due to wind. The amount to repair the property is unable to be determined. The same comment states that borrower has been received the loss draft check in the amount of $xxx the check# xx. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages and we also don’t have any latest BPO to verify the property condition. No details have been found regarding the insurance claim.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The POC was filed by creditor xxx xx Trust, xxx on xx/xx/2018 for the secured claim amount is xx and arrearage amount is $xxx for relief form stay was filed on xx/xx/2018. Notice of xx payment change was filed on xx/xx/2019. Order on motion to avoid lien was filed on xx/xx/2018. The chapter 13 plan filed on xx/xx/2018 was confirmed on xx/xx/2018. The debtor has promised to pay for trustee in the amount of $xxxmonthly. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx the trustees interim report dated xx/xx/2020, the xx arrearage have been paid in the amount of xx.	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2017 between the borrower "xx" and lender "xx.”. As per the modified terms, the new principal balance is xx and the deferred principal balance is xx. The borrower has promised to pay the in the amount of $xxx the interest rate of 4.00% beginning on xx/xx/2017 till maturity date of xx/xx/2040.	Affiliated Business Disclosure Missing Dicsloures Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Kansas State. The required state disclosure Signed Closed-end Credit Agreement Notice missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx with the xx with Instrument# xx

The chain of assignment has been completed. The last assignment is fromxx to xxx xx Trust, xxx, as Trustee for xx.

There is one senior xx which was originated on xx.xxC. of xx with Instrument# xx.
However no release was found.

No Active liens and judgments.

Annual xx taxes of 2019 have been paid in the amount of xx.

No active judgments and prior year delinquent taxes have been found.
The review of payment history as of xx/xx/2020 shows that the borrower has been delinquent for 8 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied to xx/xx/2019. The current P&I is $xxxPITI is $xxxrrent UPB is reflected in the amount of xx.	Collections Comments:The collection comments review states that the loan is in bankruptcy. The review of payment history as of xx/xx/2020 shows that the borrower has been delinquent for 8 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied to xx/xx/2019. The current P&I is $xxxPITI is $xxxrrent UPB is reflected in the amount of xx.
The loan has been modified thrice since origination.
The foreclosure was initaited and it is on hold due to the active bnkruptcy and the current bankruptcy status is plan confirmed.
The reason for default was unable to be determined. As per comments dated xx/xx/2020, the subject property has been occupied by the owner. No damages or repairs are found. The borrower's intention is to keep the property.

Foreclosure Comments:The foreclosure was initiated. The file was referred to attorney on xx/xx/2019. The complaint filed was unavailable. According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2017.
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2017. The POC was filed on xx/xx/2017. The POC amount of claim is xx and amount of arrearage is xx.The schedule D of xxx contains the amount of claim without deduct the value of collateral is $xxxd value of property is xx .However unsecured portion is xx. There are no comments reporting regarding the cram-down. As per chapter 13 plan dated xx/xx/2017 the Debtor sxxpay $xxxmonth for 60 months to the Chapter 13 Trustee.	This loan modification agreement was made between the borrowers xx dated on xx/xx/2014. As per the modified term, the new principal balance is xx in which interest bearing principal balance is xx and deferred balance is xx. However, the deferred principal balance of xx is eligible for forgiveness if the borrower will not default on first, second and third anniversaries of xx/xx/2014 and there is a clause stating that xx will be forgiven on each year anniversary of the stated date and along with the that the payment history tape data shows the deferred balance in the amount of xx. The payments of the modification were started from xx/xx/2014 with the interest rate of 4.250 % and the P&I of $xxxw maturity date will be xx/xx/2054. This does not contain balloon provision. As per document located at " xx" the loan was previously modified on xx/xx/2010.
As per document located at "xx" the loan was also modified in 2014.
Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "The Loan Program Disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the GA state. The following state disclosures are missing from the loan file:
1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "An operative index value is unable to be determined the from the available loan files."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 in favor of xx as nominee for xx.
There is a break in chain of assignment as we required assignment of xx from “xx” to “xx”. Last assignment is with ‘U.S. xx Trustxxx.As Trustee for xx.
No active Judgments/liens have been found.
The annual xx taxes for 2019 have been paid off in the amount of xx on xx/xx/2020.
No prior delinquent taxes have been found.
The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2018 to till date. The loan is in delinquency for more than 18 months. The last payment was received on xx/xx/2019 in the amount of $xxx with interest rate of 10.490% which was applied for the due date of xx/xx/2018. The payment history reflects current unpaid principal balance is in the amount of xx.	Collections Comments:Comment:
Project xxx_Comments_20200116_3
The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2018 to till date. The loan is in delinquency for more than 18 months. The last payment was received on xx/xx/2019 in the amount of $xxx with interest rate of 10.490% which was applied for the due date of xx/xx/2018. The payment history reflects current unpaid principal balance is in the amount of xx.
No any visible damages have been found in 24 months collection comments. Review of collection comment the reason for default is unable to be determined. According to the delinquency status of loan, borrower’s ability to repay is Poor.
According to the latest xxx Report (located- xx) dated on xx/xx/2019, subject property is occupied by owner, the property type is single family residence and no any damages are found.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2018  and the complaint was filed on xx/xx/2018. The sale was scheduled on xx/xx/2018 but it was placed on due to Bankruptcy which was filed on xx/xx/2018 under chapter-13 with the case#xx. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:Bankruptcy was filed by “xx.” under the chapter 13 case#xx on xx/xx/2018. Schedule D of xxx dated xx/xx/2018 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as xx.The POC deadline set on xx/xx/2018 and creditor has filed POC on xx/xx/2018 (before deadline date) with secured amount is xx and arrearage is xx. Plan was confirmed on xx/xx/2018 shows the debtor’s plan was filed on xx/xx/2018. Chapter 13 plan filed shows that payment $xxx beginning from xx/xx/2018 and arrearage amount is xx will be paid through the plan. Currently loan is in active BK case. No further information has been found regarding BK.	The loan was modified on xx/xx/2007 with new principal balance of xx. The borrower promises to pay the new modified P&I of $xxx beginning from xx/xx/2008 and the new maturity date is xx/xx/2036.	Credit Report Missing Dicsloures	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "The credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement Services Providers List (SSPL) disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per final HUD-1, settlement date is xx/xx/2006 which is after the Note date is xx/xx/2006."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2020 the subject xx was originated on xx.A. and recorded on xx/xx/2007.
The chain of assignment has been completed, currently the assignment is with xxx As Trustee For xx.
There are no active liens and judgments found against the borrower.
Combined annual taxes for the year 2019 are paid in the amount of xx. No prior delinquency has been found.
The notice of lis pendens was recorded on xx/xx/2014.
As per the payment history as of dated xx/xx/2020 the borrower has been delinquent for 29 months and the next due date is xx/xx/2017. The last payment was received on xx/xx/2020 for the amount of $xxx(PITI). The monthly P&I is in the amount of $xxx with an interest rate of 6.3755. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The current status of the loan is in active bankruptcy. No comments have been found regarding the foreclosure.
The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2017 and the plan was confirmed on xx/xx/2017.
The loan has not been modified since the origination.
The reason for default is unable to be determined.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair.

Foreclosure Comments:The tape data reflecting the referral date as xx/xx/2012. However, no evidence have been found regarding the foreclosure.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2017 and the plan was confirmed on xx/xx/2017. The POC was filed on xx/xx/2017 the amount of POC is xx and the arrearage amount is xx. The modified chapter 13 plan was filed on xx/xx/2017 as per plan the debtor supposes to pay the trustee the amount of $xxxr month for the 60 months.	Not Applicable	Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance xx
This loan failed the TILA finance charge test.

This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance xx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in SC state. The following state disclosures are missing from the loan file.
1. Agent Preference Disclosure
2. Casualty Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx.A.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active junior xx against subject property which is in the amount of xx, recorded on xx/xx/2006 and originated by xx as nominee for xx.
Annual xx taxes for the year of 2019 have been paid in the amount of xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2016 to xx/xx/2020 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxx47 which was applied to due date of xx/xx/2018and the next due date is xx/xx/2018. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in active bankruptcy. According to the xxx report, the debtor had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $xxx00 for 60 months. The POC was filed on xx/xx/2017. The POC amount is xx and total arrearage amount is xx. Review of the payment history available from xx/xx/2016 to xx/xx/2020 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxx47 which was applied to due date of 10/xx/2018and the next due date is xx/xx/2018. Current UPB reflects in the provided payment history is in the amount of xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the debtor had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $xxx00 for 60 months. The POC was filed on xx/xx/2017. The POC amount is xx and total arrearage amount is xx. As per Chapter 13 Trustee Periodic Accounting Report (64) dated xx/xx/2020, the subject creditor arrearage was paid in the amount of xx.	The loan was modified with an effective date of xx/xx/2013 and a new principal balance is xx to a step modification and the rate started from 2.00% and borrower had given promise to pay P&I in the amount of $xxx52 beginning on xx/xx/2013 with a new maturity date of xx/xx/2053. The rate changes in 4 steps ending at 4.580%.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Notice of Servicing Transfer	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrowers."	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan Program disclosure is missing from loan file."
* Missing credit report (Lvl 2)     "Grade is 2 per scope for missing credit document."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan file."
								* Settlement date is different from note date (Lvl 2) "Settlement date is xx/xx/2007, however note date is xx/xx/2007."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the xx was originated on xx. which was recorded on xx/xx/2008. The chain of xx assignment has been completed. Currently, the xx assignment is with “xx”.

No active judgments or liens have been found.
Annual xx taxes for 2019 have been paid off on xx/xx/2019 in the amount of  xx.
The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The delinquency has been done for 4 months. The last payment was received on xx/xx/2020 in the amount of $xxx02 and it was applied for the due date of xx/xx/2019. The current P&I is $xxx34 and interest rate is 3.375%. The current unpaid principal balance is in the amount of xx.	Collections Comments:The loan is in bankruptcy. The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The delinquency has been done for 4 months. The last payment was received on xx/xx/2020 in the amount of $xxx02 and it was applied for the due date of xx/xx/2019. The current P&I is $xxx34 and interest rate is 3.375%. The current unpaid principal balance is in the amount of xx.

The loan was modified on xx/xx/2012 and a new principal balance is xx to the step modification and the rate was starting from 2.000 % and borrower had given promise to pay P&I in the amount of $xxx37 beginning on xx/xx/2013 with a new maturity date of xx/xx/2042. The rate changes in 3 steps ending at 3.375%. The lender has agreed to forgive xx of the unpaid principal balance on the modification. However, the forgiven amount exceeds 2% of modified principal.

According to the xxx, the borrower “xx " had filed the bankruptcy under chapter 13 with the case#xx on xx/xx/2016 and the plan was confirmed on xx/xx/2017.
The creditor, “U.S. xx, Trust, N. A. as trustee for xx” had filed POC for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2017.
According to amended chapter 13 plan dated xx/xx/2016, the debtor sxxpay to the trustee in the amount of $xxx per months for 2 months with payments changing thereafter to $xxx until the completion of the plan. The motion for relief was filed on xx/xx/2018.
The loan is in active bankruptcy.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower “xx " had filed the bankruptcy under chapter 13 with the case#xx on xx/xx/2016 and the plan was confirmed on xx/xx/2017.
The creditor, “U.S. xx, Trust, N. A. as trustee for xx” had filed POC for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2017.
According to amended chapter 13 plan dated xx/xx/2016, the debtor sxxpay to the trustee in the amount of $xxx per months for 2 months with payments changing thereafter to $xxx until the completion of the plan. The motion for relief was filed on xx/xx/2018.
The loan is in active bankruptcy.	The loan was modified on xx/xx/2012 and a new principal balance is xx to the step modification and the rate was starting from 2.000 % and borrower had given promise to pay P&I in the amount of $xxx37 beginning on xx/xx/2013 with a new maturity date of xx/xx/2042. The rate changes in 3 steps ending at 3.375%. The lender has agreed to forgive xx of the unpaid principal balance on the modification. However, the forgiven amount exceeds 2% of modified principal.	Credit Application Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase Risk Indicator is "Moderate".
TILA APR Test is fail. The loan data is 0.000% and the comparison data is 7.782%. Hence, the variance is -7.782%.
The annual percentage rate (APR) is 7.782%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test is fail. The loan data is 0.000% and the comparison data is 7.782%. Hence, the variance is -7.782%.
The annual percentage rate (APR) is 7.782%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "The ROR is not hand dated."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. which was recorded on xx/xx/2007 with xx. The chain of assignment has been completed. There is a civil judgment in the amount of xx which was recorded on xx/xx/2011 in favor of xx. First installment of 2019 xx taxes is due in the amount of xx. Second installment of 2010 xx taxes is delinquent in the amount of xx with good through date of xx/xx/2020.	Review of payment history as of xx/xx/2020, the borrower is not making payments regularly. The borrower is delinquent for 120 days. The last payment was received on xx/xx/2019 in the amount of $xxxat was applied for the due date of xx/xx/2019. The next payment is due on xx/xx/2019. As per payment history, the current UPB is xx.	Collections Comments:The loan is in active bankruptcy. The debtor xx had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2016. As per amended chapter 13 plan dated xx/xx/2016, the debtor sxxpay $xxx per month for 43 months. The plan was confirmed on xx/xx/2016. The POC was filed on xx/xx/2016 with POC amount of xx and amount of arrearage is xx. Review of payment history as of xx/xx/2020, the borrower is not making payments regularly. The borrower is delinquent for 120 days. The last payment was received on xx/xx/2019 in the amount of $xxxat was applied for the due date of xx/xx/2019. The next payment is due on xx/xx/2019. Loan Modification agreement was made between borrower xx with lender xx, xx on effective date of xx/xx/2013. The borrower had given promise to pay the UPB of xx with interest rate of 4.505% with P&I of $xxx with fixed amortized type and it was started from first payment date on xx/xx/2013 and ends with the maturity date of xx/xx/2047. No foreclosure activities have been found. The borrower wants to keep the subject property. The subject property is owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2016. As per amended chapter 13 plan dated xx/xx/2016, the debtor sxxpay $xxx per month for 43 months. The plan was confirmed on xx/xx/2016. The POC was filed on xx/xx/2016 with POC amount of xx and amount of arrearage is xx.	Loan Modification agreement was made between borrower xx, xx on effective date of xx/xx/2013. The borrower had given promise to pay the UPB of xx with interest rate of 4.505% with P&I of $xxx with fixed amortized type and it was started from first payment date on xx/xx/2013 and ends with the maturity date of xx/xx/2047.	Affiliated Business Disclosure Credit Application Credit Report Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx., which was recorded on xx/xx/2008. The chain of assignment is complete as the subject xx is with the current assignee, xxx. as Trustee for xx.
No active liens and judgment have been found on updated title report.
Annual xx tax for the year of 2019 is delinquent which was due on xx/xx/2019 and it is good through on 2/xx/2021in the amount of xx.
Annual xx tax for the year of 2018 has been paid on xx/xx/2018 in the amount of xx.
Review of the payment history provided from xx/xx/2016 to xx/xx/2020 reveals that borrower has been the delinquent for 13 months. The last payment was received in the amount of $xxx36 on xx/xx/2020 which was applied for the due date of xx/xx/2018. The next due date is xx/xx/2018. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 9.000%.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower has been the delinquent for 13 months. The last payment was received in the amount of $xxx36 on xx/xx/2020 which was applied for the due date of xx/xx/2018. The next due date is xx/xx/2018. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 9.000%.
Borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2016. POC was filed on xx/xx/2016 which shows that the amount of secured claim is xx and the amount of arrearage is xx. Debtor has filed the amended chapter 13 plan on xx/xx/2017 which states that the debtor sxxpay $xxx80 for first 11 months than $xxx for 49 months and debtor will cure the subject arrears which is in the total amount of xx through plan. Motion for Relief from Stay was filed on xx/xx/2017 by the subject creditor. Order on Motion for Relief from Stay was filed on xx/xx/2017 which states that the stay will remain in effect. Currently debtor is in active bankruptcy.
As per collection comments subject property has been occupied by the owner and is in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2016. POC was filed on xx/xx/2016 which shows that the amount of secured claim is xx and the amount of arrearage is xx. Debtor has filed the amended chapter 13 plan on xx/xx/2017 which states that the debtor sxxpay $xxx80 for first 11 months than $xxx for 49 months and debtor will cure the subject arrears which is in the total amount of xx through plan. Motion for Relief from Stay was filed on xx/xx/2017 by the subject creditor. Order on Motion for Relief from Stay was filed on xx/xx/2017 which states that the stay will remain in effect. Currently debtor is in active bankruptcy.	Not Applicable	Credit Application Credit Report Origination Appraisal	3: Curable	* Missing credit report (Lvl 3) "The credit report is missing from the loan documents."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk indicator is Moderate due to TILA Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test and TILA APR Test are failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test failed due to following reason;
1. TILA Finance Charge Test show loan data xx, Comparison Data xx and Variance -xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx. TILA Foreclosure Rescission Finance Charge Test show loan data xx, Comparison Data xx and Variance -xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx TILA APR Test shows Loan Data 9.110%, Comparison Data 9.399% and Variance -0.289%.
The annual percentage rate (APR) is 9.399%. The disclosed APR of 9.110% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination of the loan is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the subject xx was originated on xx. withxx. recorded on xx/xx/2005 with the instrument # xx. The chain of xx assignment has been completed. Currently, the xx assignment is withxxxxx Trust,xxxas trustee for xx recorded on xx/xx/2016. There is a junior xx against subject property originated on xx.00 with Nowline recorded on xx/xx/2007 with the instrument # xx. There is an active Water/Sewer/Utilities lien against subject property in the amount of xx recorded on xx/xx/2014 which was held by Waste xx ofxx. The all installments of xx taxes have been paid in total amount of xx for the year of 2019.	As per review of payment history as of dated xx/xx/2019, borrower is delinquent for 26 months. The next payment is due on xx/xx/2017. The last P&I payment was received on xx/xx/2019 in the amount of $xxx99 with the interest rate of 4.500%.The current unpaid principal balance is in the amount of xx.	Collections Comments:As per servicing comments the loan is in bankruptcy. As per review of payment history as of dated xx/xx/2019, borrower is delinquent for 26 months. The next payment is due on xx/xx/2017. The last P&I payment was received on xx/xx/2019 in the amount of $xxx99 with the interest rate of 4.500%.The current unpaid principal balance is in the amount of xx.

As per xxx Hughes,xx(Debtor) and xx(Joint Debtor) have filed bankruptcy under chapter 13 on xx/xx/2015 with case no#xx. The proof of claim has not been filed yet.

Update:
The servicing comments are available from xx/xx/2021 to xx/xx/2022, xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2024 and xx/xx/2024 to xx/xx/2024. The servicing comments are missing from xx/xx/2023 to xx/xx/2023, xx/xx/2023 to xx/xx/2023 and xx/xx/2024 to xx/xx/2024.
As per the comment dated xx/xx/2022, the subject property is owner occupied.
As per the comment dated xx/xx/2024, the reason for default is financial problem.
As per the comment dated xx/xx/2023, the subject property was damaged. The property needs repairs. No further details have been found regarding whether the repairs have been completed or not.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx Hughes, xx (Debtor) and xx (Joint Debtor) have filed bankruptcy under chapter 13 on xx/xx/2015 with case no#xx. The proof of claim has not been filed yet. As per Schedule D of xxx dated xx/xx/2015 the amount of claim without deducting value of collateral is xx and value of collateral that support this claim is xx.However, the unsecured balance is in the amount of $xxx.00. The chapter 13 plan was filed on xx/xx/2015. The amended plan was filed on xx/xx/2016 which was confirmed on xx/xx/2016. As per plan the subject claim has been secured. The clause A-2.03 in plan shows a secured creditor may file a proof of claim at any time. The xxx was filed on xx/xx/2019. The date of last filing was xx/xx/2019.	Not Applicable	Credit Application Credit Report Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Prepayment Penalty Rider	3: Curable	* Application Missing (Lvl 3) "The application is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease risk indicator is moderate.

Compliance Ease TILA test failed.

This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by xx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by xx.

This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.868%. The disclosed APR of 6.120% is not considered accurate because it is more than 0.748% percentage point below."
* ComplianceEase TILA Test Failed (Lvl 2)     "Compliance Ease TILA test failed.

This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by xx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by xx.

This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.868%. The disclosed APR of 6.120% is not considered accurate because it is more than 0.748% percentage point below."
* Missing Appraisal (Lvl 2)     "Appraisal at the time of origination is missing in the loan file."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in "Nevada" State. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application disclosure is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicer transfer disclosure is missing in the loan file."
								* Prepayment Rider Missing (Lvl 2) "The loan has prepayment penalty. The Prepayment rider is missing in the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the xx was originated on xx. which was recorded on xx/xx/2005.

The chain of xx assignment has been completed. Currently, the xx assignment is with xxx, as Trustee for xx.
No active judgments or liens have been found.
Annual combined taxes for 2019 were past due on xx/xx/2020 in the amount of xx.	The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The loan is in delinquency for more than 3 months. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2019. The current P&I is $xxx and interest rate is 7.500%. The current unpaid principal balance is in the amount of xx.	Collections Comments:The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The loan is in delinquency for more than 3 months. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2019. The current P&I is $xxx and interest rate is 7.500%. The current unpaid principal balance is in the amount of xx.

As per xxx, the borrower, "xx" had filed the bankruptcy under chapter 13 with the case # xx on xx/xx/2016 and the plan was confirmed on xx/xx/2007. The debtor was dismissed on xx/xx/2020.

According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. Hence, unsecured portion is reflected in the amount of $xxx creditor, “xxx, as Trustee for xx” had filed POC for the secured claim amount of xx and the amount of arrearage of $xxx xx/xx/2017.

According to chapter-13 dated xx/xx/2016, the debtor sxxpay $xxx per semi-monthly to the trustee for 60 months. The plan was confirmed on xx/xx/2007

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx, the borrower, "xx" had filed the bankruptcy under chapter 13 with the case # xx on xx/xx/2016 and the plan was confirmed on xx/xx/2007. The debtor was dismissed on xx/xx/2020.
According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. Hence, unsecured portion is reflected in the amount of $xxxcreditor, “xxx, as Trustee for xx” had filed POC for the secured claim amount of xx and the amount of arrearage of $xxx xx/xx/2017.
According to chapter-13 dated xx/xx/2016, the debtor sxxpay $xxx per semi-monthly to the trustee for 60 months. The plan was confirmed on xx/xx/2007
Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Missing Dicsloures Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal  is missing from the loan file."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The list of service provider is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.  xx, (borrower) and (lender)xx., which was recorded on xx/xx/2007. The chain of assignment is complete as the subject xx is with the current assignee, xxx, As Trustee for xx.
There is an active civil judgment against the borrower in the amount of xx which was recorded on xx/xx/2014 in favor of xx, xx
1st installment of xx tax for the year of 2019 is due on xx/xx/2020 in the amount of xx.
2nd installment of xx tax for the year of 2019 is due on xx/xx/2020 in the amount of xx.
Review of the payment history provided from xx/xx/2007 to xx/xx/2020 reveals that borrower has been the delinquent for 2 month. The last payment was received in the amount of $xxx21 on xx/xx/2020 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 4.250%.
As per ARM note, the P&I is in the amount of $xxx71 & stated original rate is 7.010%. But payment history shows P&I $xxx21 & current rate is 4.250%. The payment term changed as per  ARM rate. The New Payment change Effective to xx/xx/19 and the document is located at  (xx).
Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower has been the delinquent for 2 month. The last payment was received in the amount of $xxx21 on xx/xx/2020 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 4.250%.
Borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2016. POC was filed on xx/xx/2016 which states that the amount of secured claim is xx and the amount of arrears is xx. Debtor has filed chapter 13 plan on xx/xx/2016 which states that the debtor sxxpay $xxx00 per month for total 60 months and debtor sxxcure the subject regular payment in the amount of $xxx64 per month beginning from xx/xx/2016 for total 59 months. Order confirming chapter 13 plan was filed on xx/xx/2016 which states that the debtor chapter 13 plan which was filed on xx/xx/2016 is hereby confirmed. Currently debtor is in active bankruptcy.
As per collection comments subject property has been occupied by the owner and is in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2016. POC was filed on xx/xx/2016 which states that the amount of secured claim is xx and the amount of arrears is xx. Debtor has filed chapter 13 plan on xx/xx/2016 which states that the debtor sxxpay $xxx00 per month for total 60 months and debtor sxxcure the subject regular payment in the amount of $xxx64 per month beginning from xx/xx/2016 for total 59 months. Order confirming chapter 13 plan was filed on xx/xx/2016 which states that the debtor chapter 13 plan which was filed on xx/xx/2016 is hereby confirmed. Currently debtor is in active bankruptcy.	Not Applicable	Credit Application Credit Report Missing Required Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination of the loan is missing from the loan file."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement Services Providers List (SSPL) disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Service Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2020 the subject xx was originated on xx. in the amount of xx and recorded on xx/xx/2007 The chain of assignment has been completed. The latest assignment is withxxxxx Trust As Trustee For xx which was recorded on xx/xx/2016.
There is one xx lien against the borrower xx in favor of xx in the amount of xx which was recorded on xx/xx/2018.
There are 3 credit card judgments against the "xx"   as follows:
1. The Credit Card judgment against the borrower in the amount of xx which has been recorded on xx/xx/2011.
2.The Credit Card judgment against the borrower in the amount of xx which has been recorded on xx/xx/2012.
3. The Credit Card judgment against the borrower in the amount of xx which has been recorded on xx/xx/2014.
Annual combined taxes for the year of 2019 have been paid on xx/xx/2019 in the amount of xx.
No prior year delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2020, the borrower is currently delinquent for 4 months and the next due date for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx, which was applied for the due date of xx/xx/2019. The UPB reflected in the latest payment history is in the amount of xx. The borrower had made the last payment as per the notice of xx payment change doc#21 located at "xx".	Collections Comments:According to the review of the servicing comments. The loan is currently in the bankruptcy and the next due for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019, in the amount of $xxx which was applied for xx/xx/2019. The UPB reflected in the payment history is in the amount of xx.
Unable to determine the reason for the default of the borrower from the available servicing comments.
The comment dated xx/xx/2018 reveals that the borrower wanted to retain his property. As per the review of the servicing comment dated xx/xx/2019, the borrower was eligible for a short sale; however, he was not interested in the short sale.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the borrower  “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2016 and the plan was confirmed on xx/xx/2016. The POC was filed by the creditor xxx  on xx/xx/2016 with the POC amount of xx and the amount of arrearage is xx. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee in the amount of $xxx for the period of 60. No comment has been found indicating a cram-down.  The last filing date of bankruptcy was xx/xx/2019.
Not Applicable	Credit Application Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003/application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Utah state. The following disclosures are missing from the loan file:
1. Fee Disclosure
2. Loan Application Notice
3. Servicer Disclosure
4. Notice of Change of Terms For Open-End Consumer Credit Contract
5. Disclosure of Debtors Waiver of Class Action"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of service transfer document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the available loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report as of xx/xx/2020 shows subject xx was originated on xx. Chain of assignment is complete as current assignee is xx.
 No active judgments or liens have been found.
  Status for RE Taxes:  RE Taxes in the amount of xx has been paid on xx/xx/2019 for the year 2019.
The Payment History dated as of xx/xx/2019 reveals that the borrower has been delinquent since xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx and it was applied for the due date xx/xx/2019. The current P&I is $xxx and rate of interest is 9.80%. The current unpaid principal balance is in the amount of xx.

Collections Comments:The loan is currently in active bankruptcy and the next due for the payment is xx/xx/2019. The borrower has been delinquent for 7 months. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied to xx/xx/2019. The current UPB is reflected in the amount of xx.
The RFD is curtailment of income.
The foreclosure action is currently on hold due to bankruptcy.
The debtor,xx had filed the bankruptcy under chapter 13, case#xx on xx/xx/2016.  According to order confirming plan dated xx/xx/2016, the fifth amended chapter 13 plan filed on xx/xx/2016 has been confirmed by the court. As per the plan, the debtor will pay $xxxmonthly for arrearage and $xxx monthly for regular payment to the creditor.

Foreclosure Comments:According to servicing comments, the foreclosure action was initiated by filing the law suit/complaint on xx/xx/2016 under case# xx. As per review, the foreclosure file is currently on bankruptcy hold. Collection comment dated xx/xx/2016 reflects that the litigation action was filed on xx/xx/2016. The borrower had filed the BK on xx/xx/2016 under chapter 13. . No further information has been found.
Bankruptcy Comments:The debtor, xx had filed the bankruptcy under chapter 13, case#xx on xx/xx/2016. According to order confirming plan dated xx/xx/2016, the fifth amended chapter 13 plan filed on xx/xx/2016 has been confirmed by the court. As per the plan, the debtor will pay $xxxmonthly for arrearage and $xxx monthly for regular payment to the creditor. At the time of filing the xx, the value of subject property was in the amount of xx and the amount of claim was xx. Therefore, the unsecured portion was in the amount of xx.	Not Applicable	Initial Escrow Acct Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test: - On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds"
								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The initial escrow account disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable

As per the review of Updated title report dated xx/xx/2020, the subject xx was originated on xx.xx which was recorded on xx/xx/2007.
The chain of assignment has been completed. Currently, the assignment is from xx to U. S. xx Trust, xxx, As Trustee for xx.

No active liens and judgments have been found against the borrower and property.
Annual xx taxes for the year 2019 have been paid in the amount of xx.

As per the review of payment history as of xx/xx/2020, the borrower is currently delinquent for 6 months and next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2019. The current P&I is $xxxPITI is $xxxB reflected in the payment history is in the amount of xx.	Collections Comments:Collections Comments: The loan is currently delinquent and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied to xx/xx/2019. The current UPB is reflected in the amount of xx. The reason for default is unable to determine from available comments. The loan has been modified once since origination on xx/xx/2007 between the borrower the Lender. The new principal balance per modification is in the amount of xx to be paid at the rate of 2.000% with P&I of $xxxinning from xx/xx/2015 to the stated maturity date xx/xx/2050. Further action is awaited.

Update:
As per the comment dated xx/xx/2024, the borrower intends to sell the property.
As per the comment dated xx/xx/2024, the borrower is deceased.
As per the comment dated xx/xx/2024, the subject property is vacant.
As per the comment dated xx/xx/2023, the foreclosure was initiated. As per the comment dated xx/xx/2023, the complaint was filed on xx/xx/2023. As per the comment dated xx/xx/2024, the foreclosure was cancelled and the loan has been reinstated.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower “xx” had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The plan was confirmed on xx/xx/2019. The date of last filing is xx/xx/2019. The POC was filed by xxx xx Trust, xxx on xx/xx/2019 with the secured claim amount of xx and the arrearage is $xxxhedule-D of xxx dated xx/xx/2019, reflects the amount of claim is xx and the value of collateral is xx. Hence, the unsecured portion is $xxx Amended chapter 13 plan dated xx/xx/2019, the debtor sxxpay the trustee $xxxmonth for 60 months. The plan was provided for the arrears. As per Notice of xx Payment Change the new total payment is $xxx	This Step modification agreement was signed between the borrowerxx dated on xx/xx/2013.The Unpaid principal Balance is xx with interest rate 2.00% which steps up in 5 steps ending at 4.625%. The borrower promises to pay the monthly P&I of $xxxnning from xx/xx/2013. The maturity is dated on xx/xx/2037.	Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxan data is xx and comparison data is xx; hence, the variance is xx."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Louisiana State. The following required state disclosures are missing from the loan file.
1. Authorization Fees, Charges and Expenses for Federally Related xx Loans
2. Anti-Tying Disclosure
3. Financial Institution Choice of Insurance Disclosure"
								* TIL not hand dated (Lvl 2) "Final TIL was not hand dated by the borrower."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated Title Report dated xx/xx/2020 shows that the subject xx is in xx lien position.  The Chain of Assignment is complete with the latest assigned to xxx as Trustee for xx dated xx/xx/2016 and it was recorded on xx/xx/2016.
There is a 2nd xx in the amount of xx dated xx/xx/2003 and recorded on xx/xx/2003. It was originated with xx as nominee forxx., xx with the latest assigned to U.S. xx , as Trustee, on behalf of the holders of the xx Trust Series  xx Pass Through Certificates, Series xx recorded xx/xx/2017.
There is a Civil Judgment with the xx, Employment Development Department in the amount of xx which was recorded on xx/xx/2012.
The Annual Tax Amount is xx.
The 2019 xx 1st half taxes were paid on xx/xx/2019 in the amount of xx.
The 2019 xx 2nd half taxes are due by xx/xx/2020 in the amount of xx.
The loan is currently 6 months delinquent and is due for xx/xx/2019 payment. The last payment was received on xx/xx/2020 which was applied for the June 2019 payment. The current UPB reflects as xx. ARM Change Notice dated xx/xx/2019 is located in the file at “xx” which is showing new interest rate of 7.750% and a total payment of xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is currently 6 months delinquent and is due for xx/xx/2019 payment. The last payment was received on xx/xx/2020 which was applied for the June 2019 payment. The current UPB reflects as xx. ARM Change Notice dated xx/xx/2019 is located in the file at “xx” which is showing new interest rate of 7.750% and a total payment of $xxx10.
Review of collection comment shows that the Foreclosure proceeding was began on xx/xx/2016 and the Complaint was filed on xx/xx/2016.  The Foreclosure Sale date was originally scheduled for xx/xx/2017 however the borrower filed Bankruptcy on xx/xx/2017 because of that the foreclosure was placed on hold.  The sale date was re-scheduled several times over the next year due to the active bankruptcy however after a year, the sale date was removed. Loan is currently in active Bankruptcy.
Servicing comment dated xx/xx/2019 reflects the current property value is $xxxre is no indication of property damages in the collection comment.
Foreclosure Comments:Review of collection comment shows that the Foreclosure proceeding was began on xx/xx/2016 and the Complaint was filed on xx/xx/2016.  The Foreclosure Sale date was originally scheduled for xx/xx/2017 however the borrower filed Bankruptcy on xx/xx/2017 because of that the foreclosure was placed on hold.  The sale date was re-scheduled several times over the next year due to the active bankruptcy however after a year, the sale date was removed. Loan is currently in active Bankruptcy.
Bankruptcy Comments:xx had filed BK Chapter 13 with case# xx on xx/xx/2017. The POC was filed by xxx, as Trustee for xx on xx/xx/2017 with the claim amount of xx and arrearages of xx. The xxx filed xx/xx/2017 does not reflect any unsecured portion on the subject property. The Amended Bankruptcy Plan was filed on xx/xx/2017 which reflects the payment of $xxxfor 60 months.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Compliance Risk Indicator is Elevated. This loan is failed for the prepayment penalty term test. (xx 2006 Selling Guide, Part IV, 201.02) The loan charges a prepayment penalty with a term exceeding 3 years. The Prepayment Penalty is for 60 months (5 years)."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial Escrow Acct Disclosure is missing from the file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm the operative index value."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Required Affiliated Business Disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "The Settlement date of xx/xx/2003 is different from the Note date xx/xx/2003. All documents were executed on xx/xx/2003."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx., xx, which was recorded on xx/xx/2003. The Chain of assignment is incomplete as the assignment is currently with the "xx" instead of "xx"
There is an active IRS lien against the borrower in the amount of xx which was recorded on xx/xx/2014 in favor of xx.
Annual Combined tax of 2018 has been paid on xx/xx/2018 in the amount of xx.
Review of the payment history provided from xx/xx/2013 to xx/xx/2020 reveals that borrower has been the delinquent for 9 months. The last payment was received in the amount of $xxx on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 7.500%.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower has been the delinquent for 9 months. The last payment was received in the amount of $xxx on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 7.500%.
Review of the collection comments states that the foreclosure was initiated and file was referred to attorney on xx/xx/2019. No further information has been found regarding the foreclosure in the available servicing comments.
Borrower has filed bankruptcy under chapter 13 case#xx on xx/xx/2015. As per the xxx Select xx was the creditor at the time of bankruptcy. Schedule D shows the collateral amount is xx and the amount of claim is xx. Order of plan Confirmation was filed on xx/xx/2015 which states that the debtor chapter 13 plan is hereby confirmed and debtor sxxpay $xxxch month for a period of 60 months and debtor sxxpay the subject claim direct to the subject creditor (outside the plan). Currently debtor is in active bankruptcy.
As per collection comments subject property is in average condition.
Foreclosure Comments:Review of the collection comments states that the foreclosure was initiated and file was referred to attorney on xx/xx/2019. No further information has been found regarding the foreclosure in the available servicing comments.
Bankruptcy Comments:Borrower has filed bankruptcy under chapter 13 case#xx on xx/xx/2015. As per the xxx Select portfolio Servicing was the creditor at the time of bankruptcy. Schedule D shows the collateral amount is xx and the amount of claim is xx. Order of plan Confirmation was filed on xx/xx/2015 which states that the debtor chapter 13 plan is hereby confirmed and debtor sxxpay $xxxch month for a period of 60 months and debtor sxxpay the subject claim direct to the subject creditor (outside the plan). Currently debtor is in active bankruptcy.	Not Applicable	Affiliated Business Disclosure Loan Program Info Disclosure	2: Acceptable with Warnings	* Final TIL Date after actual transaction date (Lvl 2) "Final TIL date is xx/xx/2003 which is after actual Transaction date xx/xx/2003."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of service Providers disclosure is missing from loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.00 in favor of “xx.”
The chain of xx assignment has been completed. Currently, the xx assignment is with U.S. xx, xx, as Trustee for xx.
There is a senior Subordinate xx open against the subject property in the favor of xx in the amount of xx which was recorded on xx/xx/1999 with Bk/Pg#  xx.
There is a Materialmen's lien (xx and xx in the amount of xx.
Annual combined taxes of 2018 have been paid in the amount of xx.	The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The loan is in delinquency for 3 months. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2019. The current P&I is $xxx and interest rate is 4.875%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The loan is in delinquency for 3 months. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2019.
According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2016. POC was filed by xxxl, xx on xx/xx/2016, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2016, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xxx00 and regular payment will be paid in the amount of $xxx monthly.  Amended chapter 13 plan was filed on xx/xx/2016, which states that the arrearage will be paid in the amount of xx and the regular xx payment will be paid in the amount of $xxx monthly. The plan was confirmed on xx/xx/2016. Motion to Dismiss Case for Failure to Make Plan Payments was filed on xx/xx/2018.
Available servicing comment and documents in file reveal that loan is in foreclosure since 2016. Foreclosure referred to attorney (xx) was completed on xx/xx/2016. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2016. Previously, the loan was in foreclosure in 2008 and the complaint (xxas filed on xx/xx/2008. The sale was scheduled on xx/xx/2008. No further details have been found when this case closed.
According to collection comment, no damages or repairs have been found.
According latest exterior xxx Report dated xx/xx/2020, the subject property was occupancy is unknown and the property was in average condition. No damages and estimated repairs have been noted.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2016. Foreclosure referred to attorney (xx) was completed on xx/xx/2016. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2016.
Previously, the loan was in foreclosure in 2008 and the complaint (xxas filed on xx/xx/2008. The sale was scheduled on xx/xx/2008. No further details have been found when this case closed.
Bankruptcy Comments:According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2016. POC was filed by xxxl, xx on xx/xx/2016, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2016, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xxx00 and regular payment will be paid in the amount of $xxx monthly. Amended chapter 13 plan was filed on xx/xx/2016, which states that the arrearage will be paid in the amount of xx and the regular xx payment will be paid in the amount of $xxx monthly. The plan was confirmed on xx/xx/2016. Motion to Dismiss Case for Failure to Make Plan Payments was filed on xx/xx/2018.	The loan modification agreement was made between borrower and xx on xx/xx/2011 with the new modified unpaid principal balance is xx. Lender had forgiven, the principal balance in the amount of $xxx47. The interest bearing amount was xx with interest rate 4.875% and the modified P&I was $xxx. The first modified payment due date was xx/xx/2011 and the maturity date will be xx/xx/2034.	Affiliated Business Disclosure Credit Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. However, data is captured from initial application located at "xx"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk indicator is Moderate due to loan failed the interest rate test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test. Loan data is 9.331%, comparison data is 7.250% and variance is +2.081%."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx.xxhich was recorded on xx/xx/2005.
The chain of the assignment has been completed. The latest assignment is with xxx xx Trust, xxx, As Trustee For xx which was recorded on xx/xx/2017.
No active judgments or liens have been found.
1st installment of xx jurisdiction tax of 2020 is due in the amount of xx on xx/xx/2020.
2nd installment of xx jurisdiction tax of 2020 is due in the amount of xx on xx/xx/2020.
1st installment of xx jurisdiction tax of 2019 has been paid in the amount xx on xx/xx/2019.
2nd installment of xx jurisdiction tax of 2019 has been paid in the amount of xx on xx/xx/2019.
3rd installment of xx jurisdiction tax of 2019 has been paid in the amount of xx on xx/xx/2019.
4th installment of xx jurisdiction tax of 2019 has been paid in the amount of xx on xx/xx/2019.
No prior year delinquent taxes have been found.	As per available payment history as of xx/xx/2020, the loan has been in delinquency for 4 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx.	Collections Comments:As per the review of the servicing comments, the loan is in the collection and The foreclosure was initiated and the file was referred to an attorney on xx/xx/2013. However, the FC was put on hold due to the borrower xx had filed bankruptcy under chapter 13 with case #xx on xx/xx/2014 and the plan was confirmed on xx/xx/2014. The debtor was standardly discharged on xx/xx/2020 and the case got terminated on xx/xx/2020.
The step modification agreement was signed between the borrower xx and the lender xx on xx/xx/2010.
The reason for default is unable to be determined from the latest collection comments.
As per the comment dated xx/xx/2019, the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2013. However, the FC was put on hold due to the borrower xx had filed bankruptcy under chapter 13 with case #xx on xx/xx/2014 and the plan was confirmed on xx/xx/2014. The debtor was standardly discharged on xx/xx/2020 and the case got terminated on xx/xx/2020.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with case #xx on xx/xx/2014 and the plan was confirmed on xx/xx/2014. The POC was filed on xx/xx/2014 with the secured claim amount of xx and arrearage is in the amount of xx. The xxx was filed on xx/xx/2015. As per the chapter 13 plan, the debtor sxxpay to the trustee the sum $xxx41 months and $xxx19 months. The debtor was standardly discharged on xx/xx/2020 and the case got terminated on xx/xx/2020.	This Step modification agreement was signed between the borrower xx on xx/xx/2010.
The Unpaid Principal Balance is xx with interest rate 2.00% which steps up in 4 steps ending at 4.375%. The borrower promises to pay the monthly P&I of $xxxnning from xx/xx/2010. The maturity is xx/xx/2050. The interest bearing amount is xx and deferred balance in the amount of xx. There is no provision for the balloon payment.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA right of rescission test.
This loan failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -xx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxoreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
Prohibited Fees Test: FAIL Loan Data $xxxarison Data $xxxiance xx.
This loan failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a xx broker sxxhave the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance xx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxoreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.
Prohibited Fees Test: FAIL Loan Data $xxxarison Data $xxxiance xx.
This loan failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a xx broker sxxhave the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file.
1. NJ Attorney Disclosure
2. Unacceptability of Insurance Notice
3. Attorney Disclosure II
4. Tax Bill Information
5. Private Well Testing
6. Choice of Insurer Disclosure
7. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, in favor of xx as nominee for xx, A
Division of First xxe xx xx recorded in Book/Page# xx.
The chain of assignment has been completed. The current assignment is with xxx, as trustee for xx recorded on xx/xx/2016 with Instrument# | Book/Page# xx.
No active mortgages, liens, and judgments have been found.
No prior year delinquent taxes have been found. Annual xx taxes for the year 2019-20 have been paid on xx/xx/2019 in the amount of xx.	As per the review of payment history as of xx/xx/2020, the borrower is delinquent with a loan for 4 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx94 which was applied for due date xx/xx/2019. The current P&I is in the amount of $xxx42 and current PITI is in the amount of $xxx94 with an interest rate of 4.5%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per the payment history as of xx/xx/2020, the borrower is delinquent with a loan for 4 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx94 which was applied for due date xx/xx/2019. The current UPB reflected as per the payment history is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
The reason for default is unemployment and decreased income. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Update
No additional information found.
Foreclosure Comments:As per the review of collection comments, the foreclosure was initiated in 2014. The file was referred to an attorney on xx/xx/2014 and the complaint was filed on xx/xx/2015. The judgment in the amount of xx was entered on xx/xx/2015. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2015. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower “xx” had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2015. The POC was filed on xx/xx/2015 with secured claim in the amount of xx and the arrearage amount of xx. The plan was confirmed on xx/xx/2016. The debtor sxxpay the trustee $xxx for 1 to 5 months, $xxx for 6 to 12 months, $xxx for 13 to 24 months and $xxx00 for 25 to 60 months under Chapter 13. There is no comment indicating a cram-down. The date of last filing is xx/xx/2019.	The loan was modified on xx/xx/2011 between the borrower "xx" and lender xx. As per the modified terms, the new principal balance is xx. There are 4 steps of modification. The borrower promises to pay as per modified plan and the 1st step is $xxx22 monthly with a modified interest rate 2.250% beginning from xx/xx/2011, 2nd step is $xxx97 monthly with a modified interest rate 3.250% beginning from xx/xx/2016, 3rd step is $xxx30 monthly with a modified interest rate 4.250% beginning from xx/xx/2017, 4th step is $xxx42 monthly with a modified interest rate 4.500% beginning from xx/xx/2018, with a maturity date xx/xx/2038.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "Lsit of Service Providers Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Oregon state. The following state disclosures are missing from the loan file:
1. Oregon Forced Placed Insurance Notice
2. Escrow Notice for Loans Sold to out-of- State Purchases within one year
3. Anti-Coercion Notice
4. Insurance Premium Notice
5. Insurance Sales Notice
6. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "The settlement date as per HUD-1 is xx/xx/2008, which is later than Note date xx/xx/2008."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per updated title report dated xx/xx/2020 the subject xx was originated on xx.xxhe chain of assignment has been completed. The last assignment is from xx to xx recorded on xx/xx/2016.
There are two Criminal Judgments(Civil Judgments) against the borrower xx in the favor of xx total in the amount of xx which were recorded on xx/xx/2010 & xx/xx/2013 respectively.

Annual Town tax for the year of 2019 have been paid in the amount xx.
Annual xx taxes for the year of 2019 have been paid in the amount xx.
Annual Other taxes for the year of 2019 have been paid in the amount xx.
Annual Town taxes for the year of 2019 have been paid in the amount xx.

Annual School taxes for the year of 2019/2020 have been paid in the amount  xx.
No prior year delinquent taxes have been found.

According to the payment history as of xx/xx/2019, the borrower has been delinquent for 21 months and the next due date for payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for xx/xx/2018.The UPB reflected as per the payment history is in the amount of xx.
Collections Comments:The review of the collection comment shows that the loan is in Bankruptcy and next due date for the payment is xx/xx/2018.
According to the payment history as of xx/xx/2019, the borrower has been delinquent for 21 months and the next due date for payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for xx/xx/2018.The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined.
As per the xxx Report dated xx/xx/2019, the subject property has been occupied by the owner. No damages or repairs are found.

Foreclosure Comments:As per the servicing comments, the foreclosure was initiated and referred to attorney on xx/xx/2012 .The first legal action was completed on xx/xx/2013.The judgment was entered on xx/xx/2014. As per the notice of trustee sale located at "xx the sale was scheduled on xx/xx/2015. However, the foreclosure was put on hold on as the borrower had filed for bankruptcy under chapter 13 with the Case # xx on xx/xx/2015.
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx on xx/xx/2015. The POC was filed on xx/xx/2015. The amount of secured claim is xx and amount of arrearage is xx.The plan was confirmed on xx/xx/2015. As per the amended chapter 13 plan dated xx/xx/2015, the debtor sxxpay to the trustee $xxxthe first two months commencing June 2015 and $xxxhly, for the remaining 58 months of the plan.	This step loan modification agreement was made between (borrower) xx, on xx/xx/2010. The borrower promises to pay the new UPB in the amount of xx with the interest rate 2.00% which steps up in 4 steps ending at 4.625%. The borrower promises to pay the monthly P&I of $xxxnning from xx/xx/2010.The interest bearing amount is xx and the amount of deferred balance is $xxxurity date will be on xx/xx/2050.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
								* TIL not hand dated (Lvl 2) "TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the xx was originated on xx.A. which was recorded on xx/xx/2005.
The chain of xx assignment has been completed. Currently, the xx assignment is with xx.
No active judgments or liens have been found.
Annual combined taxes of 2019 have been paid in the amount of xx.	The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2017. The loan is in delinquency for 28 months. The last payment was received on xx/xx/2019 in the amount of $xxx84 and it was applied for the due date of xx/xx/2017. The current P&I is $xxx and interest rate is 5.750%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2017. The loan is in delinquency for 28 months. The last payment was received on xx/xx/2019 in the amount of $xxx84 and it was applied for the due date of xx/xx/2017.
According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2015.  POC was filed by xx on xx/xx/2016, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2015. This plan was confirmed on xx/xx/2016, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid in the amount of $xxx monthly. Trustees Motion to Dismiss was filed on xx/xx/2019. This motion was modified on xx/xx/2020.
Available servicing comment and documents in file reveal that loan is in foreclosure since 2015. As per seller tape data, the foreclosure referred to attorney was completed on xx/xx/2015. Foreclosure complaint (xxas filed on xx/xx/2015 with case # CJ-2015-3101 and the lis pendens was filed on same day. Foreclosure judgment (xx) was entered on xx/xx/2015. The sale (xx) was scheduled for xx/xx/2015. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2015.
According to collection comment, no damages or repairs have been found.
According latest exterior xxx Report dated xx/xx/2019, the subject property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2015. As per seller tape data, the foreclosure referred to attorney was completed on xx/xx/2015. Foreclosure complaint (xxas filed on xx/xx/2015 with case #xx and the lis pendens was filed on same day. Foreclosure judgment (xx) was entered on xx/xx/2015. The sale (xx) was scheduled for xx/xx/2015. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2015.
Bankruptcy Comments:According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2015. POC was filed by xx on xx/xx/2016, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2015. This plan was confirmed on xx/xx/2016, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid in the amount of $xxx monthly. Trustees Motion to Dismiss was filed on xx/xx/2019. This motion was modified on xx/xx/2020.	The loan modification agreement was made between borrower and xx on xx/xx/2014 with the new modified unpaid principal balance is xx. The interest bearing amount was xx with interest rate 5.750% and the modified P&I was $xxx. The first modified payment due date was xx/xx/2015 and the maturity date will be xx/xx/2054.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk indicator is Moderate due to loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. Loan data is xx, comparison data is xx and variance is xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by borrowers."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrowers."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value: Date: Type:2055 Drive-by	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx. for the amount of xx. There is a junior xx was originated on xx.00. There is a state tax lien against the borrower with the favor of xx for the amount of xx which was recorded on xx/xx/2013. There are multiple civil judgments against the borrower with the favor of xx for the total amount of xx which was recorded on xx/xx/2010. The chain of assignment has been completed. Currently, the assignment is from U.S xx trust, xx as trustee for xx which was recorded on xx/xx/2017. First and second installments of xx taxes of 2019-2020 have been paid in the amount of xx on xx/xx/2019 and xx on xx/xx/2020. No, any prior year delinquent taxes have been found.	According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 7 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx75 which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx25 and the current interest rate is 4.750%.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx75 which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx25 and the current interest rate is 4.750%. The loan was modified. According to the document located on “xx”, the foreclosure was initiated in 2012 and the file was referred to attorney on xx/xx/2012. The complaint was filed on xx/xx/2012. As per the Notice of trustee’s sale document located on “xxthe sale has been scheduled. However, the foreclosure was put on hold due to borrower has filed bankruptcy on xx/xx/2014. The borrower xx bankruptcy under chapter 13 with the case# xx on xx/xx/2014. The POC was filed by creditor xx on xx/xx/2014 for the secured claim amount is xx and arrearage amount is xx. Notice of xx payment change was filed on xx/xx/2019. As per the notice of final cure payment dated xx/xx/2019, the arrearage has been paid in the amount of xx. Motion for relief from stay was filed on xx/xx/2016. Notice of intent to pay claim was filed on xx/xx/2014. The chapter 13 plan filed on xx/xx/2014 was confirmed on xx/xx/2014. The debtor has promised to pay for trustee in the amount of $xxx for 60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxer the comment dated xx/xx/2019, the subject property is owner occupied. The reason for default is curtailment of income. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.

Update
As pr the comment dated xx/xx/2022, the prior bankruptcy case #xx filed on xx/xx/2014 under chapter 13 dismissed on xx/xx/2014 and closed on xx/xx/2016. The new bankruptcy was filed on xx/xx/2020 under chapter 13 with case #xx.

Foreclosure Comments:According to the document located on “xx”, the foreclosure was initiated in 2012 and the file was referred to attorney on xx/xx/2012. The complaint was filed on xx/xx/2012. As per the Notice of trustee’s sale document located on “xxthe sale has been scheduled. However, the foreclosure was put on hold due to borrower has filed bankruptcy on xx/xx/2014.
Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2014. The POC was filed by creditor xx on xx/xx/2014 for the secured claim amount is xx and arrearage amount is xx. Notice of xx payment change was filed on xx/xx/2019. As per the notice of final cure payment dated xx/xx/2019, the arrearage has been paid in the amount of xx. Motion for relief from stay was filed on xx/xx/2016. Notice of intent to pay claim was filed on xx/xx/2014. The chapter 13 plan filed on xx/xx/2014 was confirmed on xx/xx/2014. The debtor has promised to pay for trustee in the amount of $xxx for 60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2010 between the borrower "xx" and lender "xx”. As per the modified terms, the new principal balance is xx. The borrower has promised to pay the in the amount of $xxx25 with the interest rate of 4.750% beginning on xx/xx/2010 till maturity date of xx/xx/2050.	Affiliated Business Disclosure Missing Dicsloures Missing Required State Disclosures	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Missing Required Disclosures (Lvl 2) "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosure is missing in the loan file. 1. Impound Account Disclosure 2. Cosigner Notice 3. Private xx Insurance Disclosure 4. Earthquake Disclosure forCondominiums 5. Hazard Insurance Disclosure 6. Insurer RecommendationDisclosure 7. CA Fair Lending Notice 8. Anti-Tying Disclosure 9. Privacy Notice 10. Notice of Right to Copy of Appraisal 11. Application for Credit-Married Persons 12. Fair Debt Collection Notice 13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to determine form the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "ROR transaction date is xx/xx/2006 and note date is xx/xx/2006. However, the ROR transaction date is different from the note date."
								* Settlement date is different from note date (Lvl 2) "The settlement date is xx/xx/2006 and note date is xx/xx/2006. However, the settlement date is different from the note date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with MRES as a nominee forxx. recorded on xx/xx/2006 with the instrument # xx.
The chain of xx assignment has been completed. Currently, the xx assignment is withxxxxx Trust,xxxas trustee for xx recorded on xx/xx/2017.

1) There are two active IRS liens against xx(Borrower) in the total amount of xx recorded on xx/xx/2011 and xx/xx/2011 which was held by Department of the xx.

2) There are four active State tax liens or warrants against xx(Borrower) recorded on xx/xx/2011, xx/xx/2014, xx/xx/2019 and xx/xx/2016 which were held by xx. The lien amount is not available.

3) There is an active judgment against xx (Borrower) recorded on xx/xx/2017 which was held by xx. The judgment amount is not available.

The 1st installment of xx taxes has been paid in total amount of xx for the year of 2019.
The 2nd installment of xx taxes is due on xx/xx/2020 in total amount of xx for the year of 2019.

As per review of payment history as of dated xx/xx/2020, borrower is delinquent for 14 months. The next payment is due on xx/xx/2018. The last P&I payment was received on xx/xx/2020 in the amount of $xxx with the interest rate of 4.250%.The current unpaid principal balance is in the amount of xx.	Collections Comments:As per servicing comments the loan is currently in active bankruptcy. As per review of payment history as of dated xx/xx/2020, borrower is delinquent for 14 months. The next payment is due on xx/xx/2018. The last P&I payment was received on xx/xx/2020 in the amount of $xxx with the interest rate of 4.250%.The current unpaid principal balance is in the amount of xx.
 According to the available servicing comments dated from xx/xx/2018 to xx/xx/2020, the foreclosure was initiated on the subject property in 2011. The foreclosure file was referred to an attorney on xx/xx/2011. Judgment was hearing on xx/xx/2012. Sale scheduled on xx/xx/2013. Foreclosure was on hold due to the bankruptcy filing.
As per xxx xx(Debtor) has filed bankruptcy under chapter 13 on xx/xx/2015 with case no#xx. The proof of claim was filed on xx/xx/2015 with the secured claim in the amount of xx with arrears in the amount of xx.

Update
As per the comment dated xx/xx/2023, subject property roof has been damaged due to storm. The check #xx has been received for $xxx. As per the comment dated xx/xx/2023 The shingles are missing and their policy was cancelled. As per the comment dated xx/xx/2023, the tree fell on the shed and the whole shed was crushed and the tree went into the pool. No comments have been found for repairs completion.
Foreclosure Comments:According to the available servicing comments dated from xx/xx/2018 to xx/xx/2020, the foreclosure was initiated on the subject property in 2011. The foreclosure file was referred to an attorney on xx/xx/2011. Judgment was hearing on xx/xx/2012. Sale scheduled on xx/xx/2013. Foreclosure was on hold due to the bankruptcy filing.
Bankruptcy Comments:
As per xxx xx (Debtor) has filed bankruptcy under chapter 13 on xx/xx/2015 with case no#xx. The proof of claim was filed on xx/xx/2015 with the secured claim in the amount of xx with arrears in the amount of xx. As per Schedule D dated xx/xx/2015 the amount of claim without deducting value of collateral is xx and value of collateral that support this claim is xx.However, the unsecured balance is in the amount of xx.The plan was filed on xx/xx/2015. The amended plan was filed on xx/xx/2015 which was confirmed on xx/xx/2015. As per plan the subject claim has been secured. The debtor has to pay xx payment in the amount of $xxx. The xxx has not been filed yet. The date of last filing was xx/xx/2019.
The loan was modified on xx/xx/2013. As per agreement the new principal balance is in the amount of xx.The borrower had promised to pay P&I payment in the amount of $xxx with the interest rate of 5.875% which was started on xx/xx/2013. The maturity date of agreement is xx/xx/2053.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "ComplianceEase Risk Indicator is "Elevated" due to the “This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in “Ohio” State. The following disclosures are missing in the loan file.
1) Equal Credit Availability Notice
2) Insurance Tying Disclosure
3) Non-Deposit Insurance Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated business disclosure is missing in the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx.xx. which was recorded on xx/xx/2006.
The chain of the assignment has been completed. The latest assignment is with xxx xx Trust, xxx, As Trustee For xxx xx which was recorded on xx/xx/2017.
There is a civil judgment in the favor of  xx., xx in the amount of xx which was recorded on xx/xx/2010.
There are 8 muni/city/code lien in the favor of xx of orange in the total amount of xx which was recorded on different dates. However, the property address does not match.
There is a state tax lien in the favor of  xx in the amount of xx which was recorded on xx/xx/2017.
There is a civil judgment in the favor of xx., xx in the amount of xx which was recorded on xx/xx/2019.
There is an IRS lien in the favor of xx in the amount of xx which was recorded on xx/xx/2010.
There is a state tax lien in the favor of xx in the amount of xx which was recorded on xx/xx/2010.
There is a civil judgment in the favor of xx in the amount of xx which was recorded on xx/xx/2010.
1st installment of xx jurisdiction tax of 2019-2020 has been paid in the amount of xx which was recorded on xx/xx/2019.
2nd installment of xx jurisdiction tax of 2019-2020 is due in the amount of xx on xx/xx/2020.
No prior year delinquent taxes have been found.	According to the review of payment history as of xx/xx/2019, the borrower has been delinquent for 12 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected in the amount of xx.

Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for 12 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected in the amount of xx.
As per the comment dated xx/xx/2019, the reason for default is a curtailment of income.
The Step modification agreement was signed between the borrower Pedro Hernandez and the lender xx, N. A. on xx/xx/2011.
The subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2013 and the complaint was filed on xx/xx/2014. As per the notice of trustees sale located at xxhe sale has been scheduled on xx/xx/2015 at the north front entrance to the xx courthouse atxx, CA. As per the comment dated xx/xx/2015, the sale was put on hold due to the short sale process. As per the comment dated xx/xx/2015, the short sale was failed. As per the comment dated xx/xx/2016, the sale has been postponed. However, the FC was put on hold due the borrower had filed bankruptcy on xx/xx/2015.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with case # xx on xx/xx/2015 and the plan was confirmed on xx/xx/2015. As per the chapter 13 plan, the debtor sxxpay to the trustee the sum of $xxxmonth for 60 months. The POC was filed on xx/xx/2015 with the secured claim amount of xx and the amount of arrearage is xx. The xxx was filed on xx/xx/2018. The date of the last filing is xx/xx/2019.

This Step modification agreement was signed between the borrower xx, N. A. on xx/xx/2011.
The Unpaid Principal Balance is xx with interest rate 2.00% which steps up in 4 steps ending at 4.750%. The borrower promises to pay the monthly P&I of $xxxnning from xx/xx/2011. The maturity is xx/xx/2051. The interest bearing amount is xx and deferred balance in the amount of xx. There is no provision for the balloon payment.	Credit Report Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance xx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxAPR Test: FAIL Loan Data 6.521% Comparison Data 6.690% Variance -0.169%
This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.690%. The disclosed APR of 6.521% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* DTI > 60% (Lvl 2)     "Per the loan approval the DTI ration was approved at 64% Debt to income."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private xx Insurance Disclosure
4. Hazard Insurance Disclosure
5. Insurer RecommendationDisclosure
6. Anti-Tying Disclosure
7. Privacy Notice
8. Notice of Right to Copy of Appraisal
9. Application for Credit-Married Persons
10. Fair Debt Collection Notice
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Settlement date is different from note date (Lvl 2)     "As per HUD, settlement date is xx/xx/2006 which is not aligned with the note date xx/xx/2006."
								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by the borrower."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to Updated report dated xx/xx/2020, the subject xx was originated on xx.A. in the amount of xx which was recorded on xx/xx/2000.
The chain of assignment has been completed. Currently, the assignment is from xx to U.S. xx, xx, as Trustee for xx.

There are three junior child support liens against the borrower total for the amount of xx which was recorded on different dates in the favor of xx.
There is one xx attorney lien against the borrower xx in the favor of xx in the amount of xx which was recorded on xx/xx/2005.
There are four state tax liens against the borrower xx in the favor of xx in the amount of xx which was recorded on different dates. The SSN# has not been provided to check the validity of liens.
There are three contract dispute judgments against the borrower total for the amount of xx which was recorded on different dates.
The first and second installment combined taxes for the year 2020 have been due in the amount of xx which was due on xx/xx/2020 and xx/xx/2020 respectively.
All prior years of taxes are paid.

As per the review of payment history as of xx/xx/2019, the borrower is currently delinquent for 1 month and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxich was applied for xx/xx/2019. The current P&I is $xxxd PITI is $xxxhe UPB reflected in the payment history is in the amount of xx.	Collections Comments:The loan is currently in the bankruptcy. The borrower is currently delinquent for 1 month and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxich was applied for xx/xx/2019. The current P&I is $xxxd PITI is $xxxhe UPB reflected in the payment history is in the amount of xx.
As per comment dated xx/xx/2019, the reason for default is an Excessive Obligation.
The loan has been modified on xx/xx/2016.
The foreclosure was initiated (xx). The file was referred to an attorney on xx/xx/2011. The complaint was filed on xx/xx/2016. However, the foreclosure was put on hold as borrower filed the bankruptcy on xx/xx/2016 with the case#xx on xx/xx/2016.
The borrower “xx” had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2016. The POC was filed by xxx on xx/xx/2017 with the secured claim amount of xx and the arrearage is $xxxhe scheduled D (Doc# xx) shows the amount of claim is xx and the collateral value is xx. Therefore, the unsecured portion is xx. As per chapter 13 plan dated xx/xx/2018, the debtor sxxpay the trustee $xxx monthly for 45 months. The plan was provided for the arrearage is in the amount of $xxxn the plan Part-7, Motion to avoid liens the lien of the xx and  xx was avoided. The value of collateral is xx. The sum of other liens included in the amount of xx. However, the POC was filed for the claim amount of xx. As per Notice of xx payment change dated xx/xx/2018, the new total payment is $xxxs per comment dated xx/xx/2018, the loss draft check from Statefarm in the amount of $xxxs received on xx/xx/2018. The loss draft check from Statefarm in the amount of $xxxs received on xx/xx/2019. Again, the check for loss draft was received on xx/xx/2019 for the amount of $xxxThe nature of damage is unable to determine. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages and we also don’t have any latest BPO to verify the property condition.
The occupancy of the subject property is unable to be determined.

Foreclosure Comments:The foreclosure was initiated (xx). The file was referred to an attorney on xx/xx/2011. The complaint was filed on xx/xx/2016. However, the foreclosure was put on hold as borrower filed the bankruptcy on xx/xx/2016 with the case#xx on xx/xx/2016.
Bankruptcy Comments:The borrower “xx” had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2016. The POC was filed by xxx on xx/xx/2017 with the secured claim amount of xx and the arrearage is $xxxhe scheduled D (Doc# xx) shows the amount of claim is xx and the collateral value is xx. Therefore, the unsecured portion is xx. As per chapter 13 plan dated xx/xx/2018, the debtor sxxpay the trustee $xxx monthly for 45 months. The plan was provided for the arrearage is in the amount of $xxxn the plan Part-7, Motion to avoid liens the lien of the creditor Bonus and xx xx was avoided. The value of collateral is xx. The sum of other liens included in the amount of xx. However, the POC was filed for the claim amount of xx. As per Notice of xx payment change dated xx/xx/2018, the new total payment is $xxx	The loan has been modified once since origination. This modification agreement was signed between xx. (Lender) on xx/xx/2016. According to the modified terms, the new principal balance is xx. The borrower promises to pay $xxx61 with the starting rate of interest 2.88% beginning from xx/xx/2016. The new maturity date is xx/xx/2056.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2020 the subject xx was originated on xx.
The chain of assignment has been completed, currently the assignment is with xxx, As Trustee for xx.
There are no active liens and judgments found against the borrower.
xx taxes for the year 2019 are paid in the amount of xx. No prior delinquency has been found.
According to the payment history as of dated xx/xx/2020 the borrower has been delinquent for 3 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 for the amount of $xxx(PITI). The monthly P&I is in the amount of $xxx with an interest rate of 4.00%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The current status of the loan is in active bankruptcy. As per the foreclosure document located at (“xx”) the process of foreclosure has been initiated, the file was referred to an attorney on xx/xx/2015. However, no further details have been found regarding the foreclosure.
The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2015 and the plan was confirmed on xx/xx/2016.
The reason for default is unable to be determined.
The loan has been modified since the origination.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the damage or repair.

Foreclosure Comments:As per the foreclosure document located at (“xx”) the process of foreclosure has been initiated, the file was referred to an attorney on xx/xx/2015. However, no further details have been found regarding the foreclosure.
The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2015 and the plan was confirmed on xx/xx/2016.

Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2015 and the plan was confirmed on xx/xx/2016. The POC was filed on xx/xx/2016 the amount of POC is xx and the arrearage amount is xx. The chapter 13 plan was filed on xx/xx/2015 as per plan the debtor supposes to pay the trustee the amount of $xxx monthly from the total amount of xx.	The modification agreement was made between the lender xx and the borrower xx on xx/xx/2013, the new principal as per mod is xx. The first payment was due on xx/xx/2013 and the maturity date is xx/xx/2053. The modified P&I is in the amount of $xxx with an interest rate of 4.00%. The modification does not contain balloon payment.	Credit Report HUD-1 Closing Statement Initial Escrow Acct Disclosure Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Illegible copy of Final HUD-1 is available in loan file located at ("xx") however, the points and fees are unreadable. The Estimated copy of HUD-1 is available in the loan file located at ("xx") the points and fees are updated as per same."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance xx
This loan failed the TILA finance charge test.

TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -xx
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance xx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file ."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "The transaction date as per ROR is xx/xx/2007 which is inconsistent with the note date. However, the note date is xx/xx/2007."
								* Settlement date is different from note date (Lvl 2) "As per the Estimated HUD-1 the settlement date is xx/xx/2007 which is after the note date. However, the note date is xx/xx/2007."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00.
There is junior xx was originated on xx.00.
No active judgments or liens found against the borrower or subject property.
The chain of assignment has been completed. Currently, the assignment is from xxx as trustee xx which was recorded on xx/xx/2016.
xx annual taxes of 2019 have been paid in the amount of xx on xx/xx/2020.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 9 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx10 which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx73 and the current interest rate is 2.000%.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx10 which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx73 and the current interest rate is 2.000%. The loan was modified. The foreclosure was initiated in 2017 and the file was referred to attorney on xx/xx/2017. However, the foreclosure was put on hold due to borrower has filed bankruptcy on xx/xx/2018. The borrowerxx had bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The POC was filed by creditor U.S. xx trust as trustee for xx on xx/xx/2019 for the secured claim amount is xx and arrearage amount is xx. However, the POC deadline dated xx/xx/2019. The motion for relief from stay was filed on xx/xx/2020. The chapter 13 plan was filed on xx/xx/2018. The amended chapter 13 plan filed on xx/xx/2018 was confirmed on xx/xx/2019. The debtor has promised to pay for trustee in the amount of $xxx for monthly. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. The subject property is owner occupied. The reason for default is curtailment of income. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Foreclosure Comments:The foreclosure was initiated in 2017 and the file was referred to attorney on xx/xx/2017. However, the foreclosure was put on hold due to borrower has filed bankruptcy on xx/xx/2018.
Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The POC was filed by creditor U.S. xx trust as trustee for xx on xx/xx/2019 for the secured claim amount is xx and arrearage amount is xx. However, the POC deadline dated xx/xx/2019. The motion for relief from stay was filed on xx/xx/2020. The chapter 13 plan was filed on xx/xx/2018. The amended chapter 13 plan filed on xx/xx/2018 was confirmed on xx/xx/2019. The debtor has promised to pay for trustee in the amount of $xxx for monthly. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. the xxx was filed on xx/xx/2020 and order was granted on xx/xx/2020. The date of last filing is xx/xx/2020.	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2016 between the borrower "xx" and lender " xx”. As per the modified terms, the new principal balance is xx. The borrower has promised to pay in the amount of $xxx73 with the interest rate of 2.000% beginning on xx/xx/2016 till maturity date of xx/xx/2048.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Finance Charge Test: FAIL The loan data is xx , the comparison data is xx and the variance is  xx

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxILA Foreclosure Rescission Finance Charge Test: FAIL The loan data is xx, the comparison data is  xx and the variance is xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia State. The following required state disclosures are missing from the loan file.
1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value: Date: Type:2055 Drive-by	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx. which was recorded on xx/xx/2005.

The chain of the assignment has been completed. The latest assignment is xx to xx which was recorded on xx/xx/2016.

There are 5 sewer liens active in the favor of xx Sewer in the total amount of xx.

There is a civil judgment active in the favor of xx(USA) in the amount of xx recorded on xx/xx/2010.

xx annual taxes for the year of 2019 have been paid in the amount of xx.
No prior years delinquent taxes have been found.	The Payment History dated as of xx/xx/2020 reveals that the borrower has been delinquent for 5 months. The last payment was received on xx/xx/2020 in the amount of $xxx32 and it was applied for the due date xx/xx/2019. The current P&I is $xxx47 and rate of interest is 6.000%. The current unpaid principal balance is in the amount of xx.	Collections Comments:The loan is currently in active bankruptcy and the next due for the payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx32 and it was applied for the due date xx/xx/2019. The current P&I is $xxx47 and rate of interest is 6.000%. The current unpaid principal balance is in the amount of xx. The borrower has not been making payments as per loan modification agreement dated xx/xx/2006.The reason for default is unable to bedetermined from available comments. The loan has been modified once since origination on xx/xx/2005 between the borrowers xx with the Lender xx, a xx. The new principal balance is xx. The agreement is a fixed amortization type with the first payment in the amount of $xxx47 is due on xx/xx/2006 and the interest rate is 6.000%. Borrower filed bankruptcy under chapter-13 with the case # xx-TOM13 on xx/xx/2014. There is no indication of foreclosure proceedings.
..

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower filed bankruptcy under chapter-13 with the case # xx on xx/xx/2014 and the plan was confirmed on xx/xx/2014. POC included in the bankruptcy file was filed by xx, on xx/xx/2014. The amount of the secured claim amount xx and an arrearage in the amount of xx. Schedule D in xxx dated xx/xx/2014 shows amount of claim without deducting value of collateral is xx and value of collateral that support this claim is xx. However, unsecured portion remained as $xxxording to the amended chapter 13 plan dated on xx/xx/2014, the debtor sxxpay to trustee $xxx for 60 months.	Loan Modification agreement xx. on xx/xx/2006. The new principal balance is xx. The agreement is a fixed amortization type with the first payment in the amount of $xxx47 is due on xx/xx/2006 and the interest rate is 6.000%. The maturity date is xx/xx/2035.	Affiliated Business Disclosure Initial Escrow Acct Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test: Result: FAIL Loan Data: xx Comparison Data: xx Variance: xx

This loan failed the TILA finance charge test.

TILA Foreclosure Rescission Finance Charge Test: Result: FAIL Loan Data: xx Comparison Data: xx Variance: xx

This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: Result: FAIL Loan Data: xx Comparison Data: xx Variance: xx

This loan failed the TILA finance charge test.

TILA Foreclosure Rescission Finance Charge Test: Result: FAIL Loan Data: xx Comparison Data: xx Variance: xx

This loan failed the TILA foreclosure rescission finance charge test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Missing Initial Escrow Account Disclosure Statement."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx. which was recorded on xx/xx/2004.
The chain of the assignment has been completed. The latest assignment is from xx to xxx, As Trustee for xx.

There are 2 active mortgages prior to the subject xx, in the favor of xx , xx. and  xx recorded on xx/xx/2003 and xx/xx/2004 for the amount of xx and xx.

Annual town taxes for the year 2020 are paid in the amount of xx.

There are past due taxes which are due on xx/xx/2020 in the amount of xx during the year 2020 and they are good through on xx/xx/2020.
According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 5 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx54 and PITI is in the amount of $xxx02. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments the loan is currently in bankruptcy. According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 5 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx54 and PITI is in the amount of $xxx02. The UPB reflected as per the payment history is in the amount of xx.
No comments have been found regarding reason for default.  As per review the loan was modified on xx/xx/2015. However, borrower made the payment as per modification agreement made on xx/xx/2015.
According to review document located at “xx” the foreclosure was initiated. The file was referred to attorney on xx/xx/2014. The Complaint was filed against the borrower on xx/xx/2014. However, the foreclosure was put on hold as the borrower filed for bankruptcy on xx/xx/2014. No further details have been found.
No comments have been found for damage. The subject property is occupied by owner.

Foreclosure Comments:According to review document located at “xx” the foreclosure was initiated. The file was referred to attorney on xx/xx/2014. The Complaint was filed on xx/xx/2014. However, the foreclosure was put on hold due to borrower filed for bankruptcy on xx/xx/2014. No further details have been found.
Bankruptcy Comments:As per xxx report, the borrowerxx. had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2014. The debtor plan was confirmed on xx/xx/2015. The POC was filed on xx/xx/2017 in the amount of xx and the amount of arrearage is $xxxdebtor sxxpay to the trustee the sum of $xxx per month for 60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. The Collection comments does not show any cram down.	According to the modification, the loan was modified on xx/xx/2009, between the borrower xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 4.250 % and the borrower promises to pay P&I in the amount of $xxx54 beginning from xx/xx/2009. The maturity date as per modification is xx/xx/2049. The interest bearing is in the amount of xx. There is no deferred balance. There is no principal forgiven.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Finance Charge Test: FAIL Loan Data : xx Comparison Data : xx Variance : xx

TILA Foreclosure Rescission Finance Charge Test: FAIL  Loan Data : xx  Comparison Data : xx  Variance : -xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance Charge Test: FAIL  Loan Data : xx  Comparison Data : xx  Variance : -xx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Foreclosure Rescission Finance Charge Test: FAIL  Loan Data : xx  Comparison Data : xx  Variance : -xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxxMissing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Massachusetts state. The following state disclosures are missing from the loan file:

1. Lead-Based Paint Disclosure
2. xx Loan Application Disclosure
3. Carbon Monoxide Alarms
4. MA Smoke Detector Certificate
5. Notice of the Specific Reason for Denial of Credit
6. Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "Right of Rescission is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with the lender xx. with Instr/Book/Page# xx.
The chain of assignment has been completed. The last assignment was done with xxx, As Trustee For xx which was recorded on xx/xx/2018 with Instr # xx.
Active judgment details are:
There is an active civil judgment against borrower which was recorded on xx/xx/2008 in the amount of xx in the favor of ETW xx with the Instr# xx.
No active xx, liens and prior year delinquent taxes have been found.

As per the review of payment history as of xx/xx/2020, the borrower is currently delinquent for 5 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx90 which was applied for due date xx/xx/2019. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in active bankruptcy.
 As per the review of payment history as of xx/xx/2020, the borrower is currently delinquent for 5 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx90 which was applied for due date xx/xx/2019. The current UPB reflected as per the payment history is in the amount of xx.

The loan was modified on xx/xx/2014 between the borrower xx and the lender xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 4.625 % and the borrower promises to pay P&I in the amount of $xxx90 beginning from xx/xx/2014. The maturity date as per modification is xx/xx/2054. There is no principal forgiven amount. The modification do not have Balloon provision. This loan was modified once.

The reason for default is unemployment and decreased income. As per the latest xxx Report dated xx/xx/2020 located at “xx” the subject property is occupied by the owner.

According to the xxx, the borrower xx and xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2014. The POC was filed on xx/xx/2015 with its secured amount as xx and the arrearage amount of xx. The debtor sxxpay the trustee $xxxfor 60 months under chapter 13 plan. As per the amended plan filed on xx/xx/2015, debtor sxxpay the trustee $xxx The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx.0 and the value of the collateral is xx; however, the unsecured portion is xx.0. The plan was confirmed on xx/xx/2015. The xxx was filed on xx/xx/2019. There is no comment indicating a cram down.

As per the collection comments dated xx/xx/2018, the subject property was declared in Moratorium FEMA Disaster area on xx/xx/2018 for winter storms and flooding starting March 3. However; as per the latest xxx Report dated xx/xx/2020 located at “xx” the current property condition is average with no damage and repairs have been found.

Update
No additional information has bee found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx and xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2014. The POC was filed on xx/xx/2015 with its secured amount as xx and the arrearage amount of xx. As per order confirming chapter 13 plan dated xx/xx/2015 was filed as per which the debtor sxxpay the trustee $xxx The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx.0 and the value of the collateral is xx; however, the unsecured portion is xx.00. The plan was confirmed on xx/xx/2015. The xxx was filed on xx/xx/2019. There is no comment indicating a cram down. As per order on motion for approval dated xx/xx/2020 the stipulation was approved and the lift stay was granted.	The loan was modified on xx/xx/2014 between the borrower xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 4.625 % and the borrower promises to pay P&I in the amount of $xxx90 beginning from xx/xx/2014. The maturity date as per modification is xx/xx/2054. There is no principal forgiven amount. The modification do not have Balloon provision. This loan was modified once.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file.
1. Lead-Based Paint Disclosure
2. xx Loan Application Disclosure
3. Carbon Monoxide Alarms
4. MA Smoke Detector Certificate
5. Notice of the Specific Reason for Denial of Credit
6. Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the xx was originated on xx.
The chain of xx assignment has been completed. Currently, the xx assignment is with xx.
There is a junior xx open against the subject property in favor ofxx in the amount of xx which was originated xx/xx/2007 and recorded on xx/xx/2007 (instr/xx/Pg# xx).
No active judgments or liens have been found.
First installment of xx taxes for 2019 has been paid off on xx/xx/2019 in the amount of xx.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2019. The loan is in delinquency for more than 9 months. The last payment was received on xx/xx/2019 in the amount of $xxxd it was applied for the due date of xx/xx/2019. The current P&I is $xxxd interest rate is 6.250%. The current unpaid principal balance is in the amount of xx.	Collections Comments:The loan is in bankruptcy.

The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2019. The loan is in delinquency for more than 9 months. The last payment was received on xx/xx/2019 in the amount of $xxxd it was applied for the due date of xx/xx/2019. The current P&I is $xxxd interest rate is 6.250%. The current unpaid principal balance is in the amount of $xxx.60.

As per xxx, the borrower, "xx" had filed the bankruptcy under chapter-7 with the case #xx on xx/xx/2015 and the plan was confirmed on xx/xx/2016.
According to xxx schedule D, the value of the collateral is $xxx.00 and the amount of secured claim is xx. Hence, unsecured portion is reflected in the amount of $xxx motion of convert chapter-7 to chapter-13 was filed on xx/xx/2015 and the order of conversion from chapter7 to chapter13 was filed on xx/xx/2016.
The creditor, “xx” had filed POC for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2016.
According to chapter-13 dated xx/xx/2016, the debtor sxxpay to the trustee in the amount of $xxx for 1 month then $xxx monthly for 59 months. The plan was confirmed on xx/xx/2016.
The motion for relief was filed on xx/xx/2019.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx, the borrower, "xx" had filed the bankruptcy under chapter-7 with the case #xx on xx/xx/2015 and the plan was confirmed on xx/xx/2016.
According to xxx schedule D, the value of the collateral is $xxx.00 and the amount of secured claim is xx. Hence, unsecured portion is reflected in the amount of $xxx motion of convert chapter-7 to chapter-13 was filed on xx/xx/2015 and the order of conversion from chapter7 to chapter13 was filed on xx/xx/2016.
The creditor, “xx” had filed POC for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2016.
According to chapter-13 dated xx/xx/2016, the debtor sxxpay to the trustee in the amount of $xxx for 1 month then $xxx monthly for 59 months. The plan was confirmed on xx/xx/2016.
The motion for relief was filed on xx/xx/2019.
Not Applicable	Affiliated Business Disclosure Missing Dicsloures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "The list of service provider is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value: Date: Type:2055 Drive-by	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of the updated title report as of xx/xx/2020 shows that the subject xx was originated on xx.xxhe chain of assignment is completed as the current assignee is xxx xx Trust, xxx as Trustee for xx.
 No active judgments or liens have been found.
Pay history as of xx/xx/2020 shows that the delinquency has been done for 14 months. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date of xx/xx/2018. Next due date is xx/xx/2018. The current UPB is xx.	Collections Comments:Review of loan file and servicing comment shows that the delinquency has been done for 14 months. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date of xx/xx/2018. Next due date is xx/xx/2018. The current UPB is xx.
Bankruptcy was filed by “xx under chapter 13 with case# xx on xx/xx/2016. POC was filed on 0xx/xx/2016 with POC amount xx and arrearage xx.
The chapter 13 plan was confirmed on xx/xx/2016 which states that “the debtor sxxpay the arrearage in the amount of $xxx60 months”.  Currently the loan is in active BK.
No evidence of post-closing FC has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy was filed by “xx under chapter 13 with case# xx on xx/xx/2016. POC was filed on 0xx/xx/2016 with POC amount xx and arrearage xx.
The chapter 13 plan was confirmed on xx/xx/2016 which states that “the debtor sxxpay the arrearage in the amount of $xxx60 months”.  The motion to convert case to Chapter 13 was filed on xx/xx/2020. The date of last filing is xx/xx/2020.
The loan modification agreement has been made between borrower and lender effective from xx/xx/2011. As per MOD borrower agreed to pay the loan by step interest rates completing in 3 steps. First payment was started from xx/xx/2012 and the maturity date is xx/xx/2051. The modified principal balance is xx which includes deferred balance of $xxx	Affiliated Business Disclosure Missing Required Disclosures Right of Rescission	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of servicing provider disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx.
The chain of the assignment has been completed. The latest assignment is with xxx, As Trustee For xxt which was recorded on xx/xx/2016.
There are 48 water/sewer/utility liens in the favor of City of xx Section in the total amount of xx which was recorded on different dates.
1st installment of xx jurisdiction tax of 2019 has been paid in the amount of xx on xx/xx/2019.
2nd installment of xx jurisdiction tax of 2019 is due in the amount of xx on xx/xx/2020.
No prior year delinquent taxes have been found.	According to the review of payment history as of xx/xx/2019, the borrower has been delinquent for 3 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx69 and PITI is in the amount of $xxx25. The UPB reflected in the amount of xx.	Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for 3 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx69 and PITI is in the amount of $xxx25. The UPB reflected in the amount of xx.
The step modification agreement was signed between the borrower xx and the lender xx, N. A. on xx/xx/2013.
The subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2015 and the complaint was filed on xx/xx/2015. However, the FC was put on hold as the borrower had filed bankruptcy on xx/xx/2016.

Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case # xx on xx/xx/2016 and the plan was confirmed on xx/xx/2016. As per the chapter 13 plan, the debtor sxxpay to the trustee the sum of $xxx33 per month of 60 months. The xxx was filed on xx/xx/2019. The POc was filed on xx/xx/2016 with the secured claim amount of xx and the arrearage is xx. The date of the last filing is xx/xx/2020.	This Step modification agreement was signed between the borrower xx, N. A. on xx/xx/2013.
The Unpaid Principal Balance is xx with interest rate 3.00% which steps up in 2 steps ending at 3.500%. The borrower promises to pay the monthly P&I of $xxx29 beginning from xx/xx/2013. The maturity is xx/xx/2046. There is no provision for the balloon payment.	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/settlement statement and itemization of fees are missing from the loan file."
* Missing credit report (Lvl 3) "Credit report is missing from the loan documents."	* Application Missing (Lvl 2) "Final application/1003 is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private xx Insurance Disclosure
4. Hazard Insurance Disclosure
5. Insurer RecommendationDisclosure
6. Anti-Tying Disclosure
7. Privacy Notice
8. Notice of Right to Copy of Appraisal
9. Application for Credit-Married Persons
10. Fair Debt Collection Notice
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."										Value: Date: Type:2055 Drive-by	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Updated title report as of xx/xx/2020 shows subject xx was originated on xx.98 withxx. Chain of assignment is complete as current assignee is xx. Updated title noted a discrepancy in Second xx in the amount of xx by xx dated xx/xx/2006. No active judgments or liens. Property tax information is through 2019. Status for RE Taxes: First Installment RE Taxes in the amount of xx are paid on xx/xx/2019. Second Installment RE Taxes in the amount of xx are due on xx/xx/2020.	The Payment History dated as of xx/xx/2019 reveals that the borrower has been the delinquent from UNKNOWN to xx/xx/2019. The last payment was received on 12/xx/19 in the amount of $xxx and it was applied for the due date xx/xx/2019. The current P&I is $xxx and rate of interest is 3.25%. The current unpaid principal balance is in the amount of xx. Escrow balance is $xxx.56. Late Charge balance is $xxxspense balance is xx.
Collections Comments:The loan is currently in active bankruptcy and the next due for the payment is xx/xx/2019. The last payment was received on 12/xx/19 in the amount of $xxx which was applied to xx/xx/2019. The current UPB is reflected in the amount of xx. The borrower has not been making payments as per loan modification agreement. The foreclosure was put on hold because the borrower filed bankruptcy chapter 13 with case # xx on xx/xx/2016. Further action is awaited.

Update:-
As per the comment dated xx/xx/2021, the BWR "xx" is deceased on xx/xx/2019.
As per the comment dated xx/xx/2024, the BK (xx) is inactive. Further details were not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower had filed bankruptcy under Chapter 13 with the Case # xx on xx/xx/2016 and the plan was confirmed on xx/xx/2016. POC was filed by xx on xx/xx/2016, in the secured claim amount xx and an arrearage in the amount of xx. Date of Discharge is Awaiting Discharge.  Date of Last Filing is xx/xx/2019.
Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer disclsoure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report as of xx/xx/2020 shows subject xx was originated on xx withxx. Chain of assignment is complete as current assignee isxxxxx Trustee. No Judgments/Liens have been found. No delinquent taxes have been found.	Review of payment history as of xx/xx/2020 shows borrower has been behind by 15 months with schedule payment. Last payment was received on xx/xx/2020 in the amount of $xxx56, which was applied to due date of xx/xx/2018. Loan is next due for xx/xx/2018 payment. UPB as per payment history is xx.	Collections Comments:Borrower had filed bankruptcy under chapter-13 with the case#xx-jw on xx/xx/2017 and the plan was confirmed on xx/xx/2019. POC was filed by xxx, xx.. on xx/xx/2018, in the secured claim amount xx and an arrearage in the amount of xx. Review of payment history shows borrower is not making regular payments and borrower is behind by 15 months with his schedule payments. Last payment was received on xx/xx/2020 in the amount of $xxx56, which was applied to xx/xx/2018 payment. Loan is next due for xx/xx/2018 payment. UPB as per payment history is xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower had filed bankruptcy under chapter-13 with the case#xx-jw on xx/xx/2017 and the plan was confirmed on xx/xx/2019. POC was filed by xx.. on xx/xx/2018, in the secured claim amount xx and an arrearage in the amount of xx. Plan provides that trustee will make regular xx payments in the amount of $xxxd cure the arrears.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business agreement disclosure missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.64, withxx. with Instrument#xx| Book/Page# xx.
The chain of assignment has been completed. The last assignment is with xxx, As Trustee for xx which was recorded on xx/xx/2016  with Instrument# xx | Book/Page# xx.
 No active mortgages, liens, and judgments have been found
First and second town taxes for the year 2020 have been paid on xx/xx/2019 and xx/xx/2019 each in the amount of xx.
Third town taxes for the year 2020 have partially made and its remaining amount of xx is due on xx/xx/2020.
Fourth town taxes for the year 2020 are due on xx/xx/2020 in the amount of xx.
No prior years delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 9 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx41 and PITI is in the amount of $xxx42. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the bankruptcy and the next due for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2020, in the amount of $xxx41 which was applied for xx/xx/2019. The UPB reflected in the payment history is in the amount of xx.
The reason for the default of the borrower was a curtailment of income.
As per the document located at “xx”, the forbearance agreement was made between the borrower “xx” and the creditor “xx.” on xx/xx/2010. This agreement had 12 months of forbearance plan which had started from xx/xx/2010 to xx/xx/2011 with the rate of interest 5.00% and the monthly payment was $xxx00. This agreement also had a deferred balance in the amount of $xxx29. The borrower had made the last payment as per the ARM change notice.
No modification, forbearance details are available in recent collections comments.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated. The foreclosure file was referred to an attorney on xx/xx/2017 and the complaint was filed on xx/xx/2017. As per the comment dated xx/xx/2018, the foreclosure service was completed on xx/xx/2017; however, the foreclosure file was put on hold as the borrower “xx” had filed for bankruptcy under chapter-13 with case# xx on xx/xx/2017.
Bankruptcy Comments:According to the xxx, the borrower “xx” had filed for bankruptcy under chapter-13 with case# xx on xx/xx/2017 and the plan was confirmed on xx/xx/2017. The POC was filed by the creditor's trustee xxx on xx/xx/2017, the POC amount is xx and the arrearage amount is xx. The debtor sxxpay to the trustee on the confirmation date in the amount of $xxx00 and the remaining 57 months in the amount of $xxx. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is $xxx00. The xxx was filed on xx/xx/2019 and it was ordered on xx/xx/2019. There is no comment indicating a cram-down.	Not Applicable	Credit Application Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Massachusetts state. The following state disclosures are missing from the loan file:
1. Lead-Based Paint Disclosure
2. xx Loan Application Disclosure
3. Carbon Monoxide Alarms
4. MA Smoke Detector Certificate
5. Notice of the Specific Reason for Denial of Credit
6. Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.77 which was recorded on xx/xx/2007 under Bk/Pg# xx in favor of xx. The chain of assignment has been completed as the xx is currently with the current assignee xx.
No active judgments or liens have been found against the borrower/subject property.
The annual combined taxes of 2019 have been paid in the amount of xx.
No prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2019 the loan is in delinquency for 9 months. The last payment was received on xx/xx/2019 in the amount of $xxx68 with interest rate of 8.750% and P&I $xxx for the due date of xx/xx/2019. The next due date is xx/xx/2019. The current UPB reflected is in the amount of xx.

Collections Comments:The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx on xx/xx/2019. The plan was confirmed on xx/xx/2019. The POC was filed by subject creditor on xx/xx/2019 with the claim amount ofxx and amount of arrearage is xx. There is no unsecured debt. As per plan dated xx/xx/2019 the debtor sxxpay directly to the creditor as per original contract term.

The loan is in delinquency for 9 months. The last payment was received on xx/xx/2019 in the amount of $xxx68 with interest rate of 8.750% and P&I $xxx for the due date of xx/xx/2019. The next due date is xx/xx/2019. The current UPB reflected is in the amount of xx.

The modification extension agreement dated xx/xx/2011 located at "xx" states that original maturity date of the loan is extended and all other terms are same as original ARM Note. The payments made by borrower are as per the ARM notice change located at "xx".

As per servicing comments foreclosure proceedings were initiated on the subject property. As per document located at "xx" the file was referred to attorney on1/xx/2016 and the complaint was filed on xx/xx/2016. The comment dated xx/xx/2016 states that the Judgment was entered on xx/xx/2016. As per comment dated xx/xx/2019 the sale was scheduled on xx/xx/2019 which was canceled due to bankruptcy filed by debtor on xx/xx/2019 under ch#13 with case#xx. The loan is in active bankruptcy. No further details have been found regarding foreclosure proceedings.

As per xxx Report dated xx/xx/2019 the property is owner occupied and no visible damages were reported.

Foreclosure Comments:As per servicing comments foreclosure proceedings were initiated on the subject property. As per document located at "xx" the file was referred to attorney on1/xx/2016 and the complaint was filed on xx/xx/2016. The comment dated xx/xx/2016 states that the Judgment was entered on xx/xx/2016. As per comment dated xx/xx/2019 the sale was scheduled on xx/xx/2019 which was canceled due to bankruptcy filed by debtor on xx/xx/2019 under ch#13 with case#xx. The loan is in active bankruptcy. No further details have been found regarding foreclosure proceedings.
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx on xx/xx/2019. The plan was confirmed on xx/xx/2019. The POC was filed by subject creditor on xx/xx/2019 with the claim amount ofxx and amount of arrearage is xx. There is no unsecured debt. As per plan dated xx/xx/2019 the debtor sxxpay directly to the creditor as per original contract term.

Not Applicable	Credit Application Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file."
								* Operative index value is unable to confirm (Lvl 2) "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.xxor the amount of xx. The chain of assignment has been completed. Currently, the assignment is from xx trust, xxx as trustee for xx which was recorded on xx/xx/2016. No active liens and judgments have been found against the borrower and subject property. First and second installments of xx taxes of 2019-2020 have been paid in the amount of xx on xx/xx/2019 and due in the amount of xx on xx/xx/2020. No, any prior year delinquent taxes have been found.	According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 11 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxxthe current interest rate is 5.875%.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxxthe current interest rate is 5.875%. The loan was modified. According to the document located on “xx the foreclosure was initiated and the complaint was filed on xx/xx/2017. The sale date has been scheduled for multiple times. The previous sale date has been scheduled for xx/xx/2018. However, the foreclosure was put on hold due to borrower has filed bankruptcy on xx/xx/2017. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2017. The POC was filed by creditor xxx xx trust on xx/xx/2017 for the secured claim amount is xx and arrearage amount is xx. Motion for relief form automatic stay was filed on xx/xx/2019. The first amended chapter 13 plan was filed on xx/xx/2019. The second amended chapter 13 plan was filed on xx/xx/2019. The order confirming chapter 13 plan on xx/xx/2019. The debtor has promised to pay for trustee in the amount of $xxx1-2 months, $xxx3-17 months and $xxx18-60 months. The notice of xx payment was filed on xx/xx/2019. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. As per the comment dated xx/xx/2020, the subject property is owner occupied. The reason for default is curtailment of income. The subject property is located in xx. As per the comment dated xx/xx/2018, FEMA disaster has been declared on xx/xx/2018 for Wildfires. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Foreclosure Comments:According to the document located on “xx”, the foreclosure was initiated and the complaint was filed on xx/xx/2017. The sale date has been scheduled for multiple times. The previous sale date has been scheduled for xx/xx/2018. However, the foreclosure was put on hold due to borrower has filed bankruptcy on xx/xx/2017.
Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2017. The POC was filed by creditor xxx xx trust on xx/xx/2017 for the secured claim amount is xx and arrearage amount is xx. Motion for relief form automatic stay was filed on xx/xx/2019. The first amended chapter 13 plan was filed on xx/xx/2019. The second amended chapter 13 plan was filed on xx/xx/2019. The order confirming chapter 13 plan on xx/xx/2019. The debtor has promised to pay for trustee in the amount of $xxx1-2 months, $xxx3-17 months and $xxx18-60 months. The notice of xx payment was filed on xx/xx/2019. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx.	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2014 between the borrower "xx" and lender "xx”. As per the modified terms, the new principal balance is xx with deferred principal balance is xx and the interest bearing principal amount is xx. There are 3 steps of modification. The borrower has promised to pay, first in the amount of $xxx the interest rate of 4.125% beginning on xx/xx/2015, second in the amount of $xxx the interest rate of 5.125% beginning on xx/xx/2016 and the last third in the amount of $xxx the interest rate of 5.875% beginning on xx/xx/2017 till maturity date of xx/xx/2035.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Dicsloures
Missing Required State Disclosures
Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.  The annual percentage rate (APR) is 3.094%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.  TILA APR Test: FAIL The loan data is 0.000%, the comparison data is 3.094% and the variance is -3.094%"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosures are missing in the loan file. 1. Impound Account Disclosure 2. Cosigner Notice 3. Private xx Insurance Disclosure 4. Earthquake Disclosure forCondominiums 5. Hazard Insurance Disclosure 6. Insurer RecommendationDisclosure 7. CA Fair Lending Notice 8. Anti-Tying Disclosure 9. Privacy Notice 10. Notice of Right to Copy of Appraisal 11. Application for Credit-Married Persons 12. Fair Debt Collection Notice 13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to determine from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.02 in favor ofxx. with the with Instrument# xx.

The chain of assignment has been completed. The last assignment is fromxx., to xx.

No Active liens and judgments found against the borrower.
The combined annual taxes of 2019 have been paid in the amount of xx.
No prior year delinquent taxes have been found.

As per the review of payment history as of xx/xx/2020, the borrower is delinquent for 8 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 the P&I is in the amount of $xxx54 which was applied for due date xx/xx/2019. The current UPB reflected as per the payment history is in the amount of xx.
Collections Comments:The collection comments review states that the loan is in bankruptcy. As per the review of payment history as of xx/xx/2020, the borrower is delinquent for 8 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 the P&I is in the amount of $xxx54 which was applied for due date xx/xx/2019. The current UPB reflected as per the payment history is in the amount of xx.
The loan has not been found to be modified; however, the borrower has been making the payment as per the ARM notice located at “xx”
The reason for default was unable to determine.
No foreclosure activity has been found.
According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2015. The POC was filed on xx/xx/2016. The POC amount of claim is xx and amount of arrearage is $xxxchedule D of xxx contains the amount of claim without deduct the value of collateral is xx and value of property is xx. However unsecured portion is $xxx00. No comments reporting regarding cram-down. As per order confirming chapter 13 plan dated xx/xx/2016 the debtor sxxpayxx, $xxx semi-monthly for 60 months beginning immediately.
The current property occupancy and condition is unable to be determined. No damage or repair related comments found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2015. The POC was filed on xx/xx/2016. The POC amount of claim is xx and amount of arrearage is $xxxchedule D of xxx contains the amount of claim without deduct the value of collateral is xx and value of property is xx. However unsecured portion is $xxx00. No comments reporting regarding cram-down. As per order confirming chapter 13 plan dated xx/xx/2016 the debtor sxxpay xx, Standing Trustee, $xxx semi-monthly for 60 months beginning immediately.	Not Applicable	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The Loan Program Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the AL state. The following state disclosures are missing from the loan file:
1 Choice of Insurer"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "An operative index value unable to be determined from the available loan files."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.08, in favor ofxx. recorded in Instrument# xx.
The chain of assignment has been completed. The current assignment is with xxx, as trustee for xx.
There is an active credit card judgment in favor of xx recorded on xx/xx/2010 in the amount of xx.
Tax report is not available to check for delinquency status.	As per the review of payment history as of xx/xx/2020, the borrower is delinquent with a loan for 5 months and the next due date for payment is xx/xx/2019. The current P&I is in the amount of $xxx with an interest rate of 9.42%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per the payment history as of xx/xx/2020, the borrower is currently delinquent for 6 months. The reason for default is curtailment of income. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
There is no comment found regarding active contested and active foreclosure.
No damage has been found in collection comment hence property is in fair condition.

Update:-
As per the comment dated xx/xx/2020, the loan was modified on xx/xx/2015 with modified interest rate of 6.37%, P&I of $xxx. Further details were not provided.
As per the comment dated xx/xx/2020, the BK was discharged on xx/xx/2020.

Foreclosure Comments:As per the review of collection comments, the foreclosure was initiated in 2015. The file was referred to an attorney on xx/xx/2015 and the complaint was filed on xx/xx/2015. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2015. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower “xx” had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2015. The POC was filed on xx/xx/2015 with secured claim in the amount of xx and the arrearage amount of xx. The plan was confirmed on xx/xx/2015. The debtor sxxpay the trustee xx over 5 months, $xxx00 for 6 to 29 months and $xxx00 for 30 to 60 months under Chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. There is no comment indicating a cram-down. The date of last filing is xx/xx/2020.	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file:
1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.06 in favor of xx.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
2019 combined 1st installment taxes have been paid in the amount of xx.
2020 combined 2nd installment taxes have been due off in the amount of xx.
No prior year delinquent taxes have been found in the updated title report.
The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2019 to till date. The delinquency has been done for more than 10 months. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 3.00% which was applied for the due date of xx/xx/2019. The payment history reflects current unpaid principal balance is in the amount of xx.
Collections Comments:Comment:

Project xxx_Comments_xx

The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2019 to till date. The delinquency has been done for more than 10 months. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 3.00% which was applied for the due date of xx/xx/2019. The payment history reflects current unpaid principal balance is in the amount of xx.

As per xxx Report (xx) dated xx/xx/2019, subject property is occupied by owner. No any damages or repairs have been found. No evidences have been found regarding foreclosure proceeding. Unable to be determine the reason for default.
According to the delinquency of loan status borrower’s ability repay is Poor.
Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2018. Currently loan is in active BK case.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2018. Schedule D of xxx dated xx/xx/2018 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as $xxxOC deadline set on xx/xx/2019 and creditor has filed POC on xx/xx/2019 (before deadline date) with secured amount is xx and arrearage is $xxx13. The chapter 13 plan was entered on xx/xx/2018 shows that debtor sxxpay the payment in amount of $xxxr month for 12 months and $xxxr month for 48 months. The pre-xx amount is xx and $xxx per month and 60. Plan has been confirmed on xx/xx/2019. Currently loan is in active BK case. No further information has been found regarding BK.

The loan modification agreement was made between borrower ‘xx’ and current servicer and agent ‘xx.’ on xx/xx/2013 with a new principal balance is xx to the step modification and the rate was starting from 2.000% and borrower had given promise to pay P&I in the amount of $xxx beginning on xx/xx/2013 with a new maturity date of xx/xx/2035. The rate changes in xx/xx/2020 steps ending at 4.400%.	Affiliated Business Disclosure Credit Application Missing Required Disclosures Prepayment Penalty Rider	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "Settlement Services Providers List (SSPL) disclosure is missing from the loan file."
* Prepayment Rider Missing (Lvl 2)     "The subject loan has prepayment provision and the Prepayment rider is attached with Note but Prepayment rider is not attached with the recorded copy of xx."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the xx was originated on xx.xxhich was recorded on xx/xx/2001. The chain of xx assignment has been completed. Currently, the xx assignment is with xxx xx, xxx, as Trustee for xx. There is a junior xx open against the subject property in the favor of xx. D/xx/A xx xx . in the amount of xx which was recorded on xx/xx/2004. No active judgments or liens have been found. First and second xx taxes of 2018-2019 have been paid in the total amount of xx.	The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The loan is in delinquency for 9 months. The last payment was received on xx/xx/2020 in the amount of $xxxit was applied for the due date of xx/xx/2019. The current P&I is $xxxinterest rate is 2.00%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy. The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The loan is in delinquency for 9 months. The last payment was received on xx/xx/2020 in the amount of $xxxit was applied for the due date of xx/xx/2019. According to the xxx, xx (borrowers) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2015. Schedule D in xxx dated xx/xx/2015 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. POC was filed byxx on xx/xx/2016, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2015, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xxxregular payment will be paid directly to creditor. This plan was confirmed on xx/xx/2016, which states that the arrearage will be paid through bankruptcy and also state replacement value of property in the amount of xx. As per seller tape data foreclosure was started by referring to attorney on xx/xx/2015.But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2015. According to collection comment, no damages or repairs have been found. According latest exterior xxx Report dated xx/xx/2019, the subject property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.
Foreclosure Comments:As per seller tape data foreclosure was started by referring to attorney on xx/xx/2015.But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2015.
Bankruptcy Comments:According to the xxx, xx (borrowers) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2015. Schedule D in xxx dated xx/xx/2015 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. POC was filed byxx on xx/xx/2016, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2015, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xxxregular payment will be paid directly to creditor. This plan was confirmed on xx/xx/2016, which states that the arrearage will be paid through bankruptcy and also state replacement value of property in the amount of xx.	The loan modification agreement was made between borrower and xx on xx/xx/2014 with the new modified unpaid principal balance xx. Lender had forgiven the principal balance in the amount of $xxxterest bearing amount was xx. with step rate starting interest rate was 2.00% and the modified P&I was $xxxnning on xx/xx/2014. The step rate was in 4 steps ending at rate 4.390% and P&I will be $xxxicable from xx/xx/2021 to maturity date xx/xx/2034.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required Disclosures Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing form loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien xx lending under the First Lien xx Lending License and Subordinate Lien xx Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien xx Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xxx, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk Indicator is Moderate due to
This loan failed the TILA finance charge test.
This loan failed the TILA rescission finance charge test.
This loan failed the TILA APR test.
This loan failed the TILA right of rescission test.
IN License Validation Test:"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. Loan data is xx, comparison data is xx and variance is xx.
This loan failed the TILA rescission finance charge test. Loan data is xx, comparison data is xx and variance is xx.
This loan failed the TILA APR test. Loan data is 12.556%, comparison data is 12.683% and variance is -0.127%.
This loan failed the TILA right of rescission test."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing form loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing form loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing form loan file."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing form loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by borrower."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.02.
No active liens and judgments have been found against the borrower and subject property.
The chain of assignment has been incomplete. Currently, the assignment is from U.S xx trust, xx as trustee for xx which was recorded on xx/xx/2016.
xx annual taxes of 2019 have been delinquent in the amount of xx on xx/xx/2019 and good through dated xx/xx/2020.
According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 4 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 6.750%.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 6.750%. The loan was not modified. The foreclosure was not initiated. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2015. The POC was filed by creditor xx II on xx/xx/2016 for the secured claim amount is xx and arrearage amount is $xxx44. However, the POC deadline dated on xx/xx/2016. As per the trustee’s final report dated xx/xx/2019, the xx arrearage has been paid in the amount of $xxx44. The notice of final cure payment dated xx/xx/2019, the total amount paid by trustee in the amount of $xxx44. The order on Motion for relief from stay was filed on xx/xx/2018. The modified chapter 13 plan filed on xx/xx/2018 was confirmed on xx/xx/2018. The debtor has promised to pay for trustee in the amount of $xxx00 for 1-4 months, $xxx00 for 5-32 months and $xxx00 for 33-60 months. The chapter 13 plan filed on xx/xx/2015 was confirmed on xx/xx/2016. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxdebtor was discharged on xx/xx/2019 and the case was terminated on xx/xx/2019. As per the comment dated xx/xx/2019, the subject property is owner occupied. The reason for default is curtailment of income. As per the comment dated xx/xx/2019, the subject property is located in FEMA disaster area which was declared on xx/xx/2019 for Hurricane. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2015. The POC was filed by creditor xx on xx/xx/2016 for the secured claim amount is xx and arrearage amount is $xxx44. However, the POC deadline dated on xx/xx/2016. As per the trustee’s final report dated xx/xx/2019, the xx arrearage has been paid in the amount of $xxx44. The notice of final cure payment dated xx/xx/2019, the total amount paid by trustee in the amount of $xxx44. The order on Motion for relief from stay was filed on xx/xx/2018. The modified chapter 13 plan filed on xx/xx/2018 was confirmed on xx/xx/2018. The debtor has promised to pay for trustee in the amount of $xxx00 for 1-4 months, $xxx00 for 5-32 months and $xxx00 for 33-60 months. The chapter 13 plan filed on xx/xx/2015 was confirmed on xx/xx/2016. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxdebtor was discharged on xx/xx/2019 and the case was terminated on xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.

TILA APR Test: FAIL The loan data is 0.000%, the comparison data is 8.822% and the variance is -8.822%
The annual percentage rate (APR) is 8.822%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Louisiana State. The following required state disclosures are missing from the loan file.
1. Authorization Fees, Charges and Expenses for Federally Related xx Loans
2. Anti-Tying Disclosure
3. Financial Institution Choice of Insurance Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020 the subject xx was originated on xx. The chain of assignment is complete. Subject xx is on other lien position. As there is active Fourteen Real Estate Tax lien open on Property the first one is in the Total amount of xx in favor of xx and Loan Company which was recorded on xx/xx/2011, xx/xx/2012, xx/xx/2013, xx/xx/2014, xx/xx/2015, xx/xx/2016, xx/xx/2017, and xx/xx/2016. The Second one is in the Total amount of xx in favor of xx and Loan Company which was recorded on xx/xx/2012, xx/xx/2013, xx/xx/2014, xx/xx/2016, xx/xx/2017 and xx/xx/2009. All Documents are available and it is matches with subject property lot numbers. There are three Federal tax lien open against the borrower First one is in the amount of xx which was recorded on xx/xx/2001 inxx. Second one is in the amount of xx which was recorded on5/xx/2010 in favor of xx. And third one is in the amount of xx which was recorded on xx/xx/2011 in favor of xx There is one Municipal lien open on the property in the amount of xx which was recorded on xx/xx/2004 in favor of xx. 2019 combined annual taxes are Due in the amount of xx and prior years taxes are delinquent in the amount of xx and last due date is xx/xx/2020and it is exceeds xx of loan amount.	According to the latest payment history as of xx/xx/2019, the loan has been in delinquency for 3 months and the next due date is xx/xx/2019. The last payment was received in the amount of $xxx96 (PITI) which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 4.000 % and P&I is $xxx.
Collections Comments:The loan is currently in bankruptcy and the next due date is xx/xx/2019. The last payment was received in the amount of $xxx96 (PITI) which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 4.000 % and P&I is $xxx.
According to the death certificate located at “xx”, the borrower, “xx” had deceased on xx/xx/2018.
According to comment dated xx/xx/2017, the foreclosure was initiated in 2017 and the complaint was on xx/xx/2017. According to comment dated xx/xx/2018, the loan was approved for loss mitigation. According to comment dated xx/xx/2018, servicer had offered trial plan to borrower for the amount of $xxx17 which was due from xx/xx/2018 till xx/xx/2018. The hold has been ended on xx/xx/2018 for mediation hearing. The loan was modified on xx/xx/2018. No further details of foreclosure have been found in the loan file. The borrower, "xx" had filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019.
POC had been filed by the creditor, "xx" for the secured claim of xx and the amount of arrearage of $xxx35 on xx/xx/2019.
According to voluntary schedule D, the value of the collateral is xx and the amount of secured claim is xx. Hence, unsecured portion is reflected in the amount of xx.
According to chapter 13 plan dated xx/xx/2019, the debtor sxxpay to the trustee in the amount of $xxx00 for 60 months. The arrearage to be paid through the plan is in the amount of $xxx68. The plan was confirmed on xx/xx/2019.
According to comment dated xx/xx/2019, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:According to comment dated xx/xx/2017, the foreclosure was initiated in 2017 and the complaint was on xx/xx/2017. According to comment dated xx/xx/2018, the loan was approved for loss mitigation. According to comment dated xx/xx/2018, servicer had offered trial plan to borrower for the amount of $xxx17 which was due from xx/xx/2018 till xx/xx/2018. The hold has been ended on xx/xx/2018 for mediation hearing. The loan was modified on xx/xx/2018. No further details of foreclosure have been found in the loan file. The borrower, "xx" had filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The date of last filing is xx/xx/2020.
Bankruptcy Comments:
The borrower, "xx" had filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019.
POC had been filed by the creditor, "xx" for the secured claim of xx and the amount of arrearage of $xxx35 on xx/xx/2019.
According to voluntary schedule D, the value of the collateral is xx and the amount of secured claim is xx. Hence, unsecured portion is reflected in the amount of xx.
According to chapter 13 plan dated xx/xx/2019, the debtor sxxpay to the trustee in the amount of $xxx00 for 60 months. The arrearage to be paid through the plan is in the amount of $xxx68. The date of last filing is xx/xx/2020.
This modification agreement was made between the borrower, “xx” and the lender, “xx.” on xx/xx/2018. According to modified terms, the new principal balance is xx. The borrower promises to pay P&I in the amount of $xxx with the interest rate of 4.000% beginning from xx/xx/2018 till maturity date of xx/xx/2058.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl.	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xxhe chain of the assignment has been completed. Currently, the xx is with xxx xx Trust, xxx, as Trustee for xx which was recorded on xx/xx/2016.
There is an active xx prior to the subject xx, in the favor of  xx. which was recorded on xx/xx/2001 for the amount of xx.
The xx annual taxes for the year of 2019 have been paid in the amount of xx. The city annual taxes for the year of 2019 have been paid in the amount of xx.  No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 3 months and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxthe due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed chapter 13 bankruptcy on xx/xx/2016 with the case # xx and the plan was confirmed on xx/xx/2017. The POC has been filed on xx/xx/2017 with the secured claim amount of xx and amount of arrears of $xxxle D of xxx shows the unsecured amount of xx out of the claim amount of xx and the value of the collateral is xx. Did not see any comments regarding the cram down. As per the plan borrower sxxpay $xxxr month for the arrears amount for $xxxadline date to File POC was xx/xx/2017; the POC has been filed on xx/xx/2017 within the Deadline date.
The review of payment history shows that the borrower has been delinquent for 3 months and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxthe due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.
The loan modification agreement was made on xx/xx/2015 between xx. The borrower promises to make a monthly payment of $xxx the interest rate of 6.469% beginning from xx/xx/2015 till the maturity date of xx/xx/2033. The deferred balance amount is $xxxthe interest-bearing amount is xx. The New Principal Balance stated in the modification is xx.
A review of the collection comment shows no indication of post-closing foreclosure activity.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed chapter 13 bankruptcy on xx/xx/2016 with the case # xx and the plan was confirmed on xx/xx/2017. The POC has been filed on xx/xx/2017 with the secured claim amount of xx and amount of arrears of $xxxle D of xxx shows the unsecured amount of xx out of the claim amount of xx and the value of the collateral is xx. Did not see any comments regarding the cram down. As per the plan borrower sxxpay $xxxr month for the arrears amount for $xxxadline date to File POC was xx/xx/2017; the POC has been filed on xx/xx/2017 within the Deadline date.	The loan modification agreement was made on xx/xx/2015 between xx. The borrower promises to make a monthly payment of $xxx the interest rate of 6.469% beginning from xx/xx/2015 till the maturity date of xx/xx/2033. The deferred balance amount is $xxxthe interest-bearing amount is xx. The New Principal Balance stated in the modification is xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the brokerage/finder fee test.
This loan failed the TILA right of rescission test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test.
Brokerage/Finder Fee Test: FAIL $xxx +$xxxxx loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the xxe Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and sxxbe grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
TILA Right of Rescission Test: FAIL
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xxe State. The following state disclosures are missing from the loan file.
Placement of Insurance Disclosure
Availability of Title Insurance
TN Consent to Disclosure of Insurance Information
Choice of Agent/insurer
Insurance Solicitation/Post Commitment"
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form is missing in the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
								* TIL not hand dated (Lvl 2) "The final Til is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xxxx.” and borrower “xx” in amount of xx which was recorded on xx/xx/2004 Instrument/xx/Pk xx.

The chain of assignment is complete. Currently assignment is with ‘xxx xx Trust, xxx as Trustee for xx’.

1. There is state tax lien against the borrower in amount of xx which was recorded on xx/xx/2019 in the favor of ‘xx’.
2. There is civil judgment against the borrower in amount of xx which was recorded on xx/xx/2009 in the favor of ‘xx’.

The combined taxes for 2018 have been paid in amount of xx.
No prior delinquent taxes have been found.
The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2019 to till date. The delinquency has been done for more than 08 months. The last payment was received on xx/xx/2020 in the amount of $xxx interest rate of 6.50% which was applied for the due date of xx/xx/2019. The payment history reflects current unpaid principal balance is in the amount of xx and deferred balance is xx.	Collections Comments:Comments:

Project xxx_Comments_xx

The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2019 to till date. The delinquency has been done for more than 08 months. The last payment was received on xx/xx/2020 in the amount of $xxx interest rate of 6.50% which was applied for the due date of xx/xx/2019. The payment history reflects current unpaid principal balance is in the amount of xx and deferred balance is xx.

The review of collection comments and loan file states that foreclosure was initiated in 2018. The foreclosure file was referred to attorney on xx/xx/2018. The foreclosure file was put on hold for BK case#xx was filed on xx/xx/2018.   Currently loan is in active BK case. No further information has been found regarding Foreclosure proceeding.

As per latest xxx Report (xx) dated xx/xx/2019, subject property is occupied by owner. No any damages/repairs have been found. Unable to be determined the reason for default. The according to the delinquency status of loan borrower’s ability to repay is poor.

Foreclosure Comments:
The review of collection comments and loan file states that foreclosure was initiated in 2018. The foreclosure file was referred to attorney on xx/xx/2018. The foreclosure file was put on hold for BK case#xx was filed on xx/xx/2018.   Currently loan is in active BK case. No further information has been found regarding Foreclosure proceeding.

Bankruptcy Comments:Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2018. Schedule D of xxx dated xx/xx/2018 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as $xxx deadline set on xx/xx/2018 and creditor has filed POC on xx/xx/2018(before deadline date) with secured amount is xx and arrearage is $xxxapter 13 plan was entered on xx/xx/2018 shows that debtor sxxpay the payment $xxxmonth to the trustee of arrearage amount $xxxas been confirmed on xx/xx/2018 as $xxx through July 2018 $xxxmonth for 58 months beginning august 2018 60 Months. Currently loan is in active BK case. No further information has been found regarding BK.	The loan was modified on xx/xx/2018 with the 3 step amortization with the new principal balance of xx and the new interest bearing principal amount is in the amount of xx. The deferred amount other than principal is xx. The borrower promises to pay the initial step P&I of $xxx the new initial step interest rate of 6.50% beginning from 02/xx/2018and the new maturity date is xx/xx/2058.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "IN License Validation Test: Failed.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxicitly provided for "Seller-Paid Points and Fees.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk Indicator is Moderate due to,
IN License Validation Test: Failed.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxicitly provided for "Seller-Paid Points and Fees.""
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx(borrower) and (lender)xx Company which was recorded on xx/xx/2005. The chain of assignment is complete as the subject xx is with the current assignee, xxx xx Trust, xxx, as Trustee for xx.
There is an active UCC lien against the borrower in the total amount of xx which was recorded on xx/xx/2001 in favor of “xx”.
Annual xx tax of 2019 has been paid on xx/xx/2019 in the amount of xx.
Review of the payment history provided from xx/xx/2005 to xx/xx/2020 reveals that borrower has been the delinquent for 3 months. The last payment was received in the amount of $xxxx/xx/2020 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 4.625%.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower has been the delinquent for 3 months. The last payment was received in the amount of $xxxx/xx/2020 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 4.625%.
Loan modification agreement was made between the borrower and Lender on xx/xx/2018. The new modified rate is 4.625% and borrower promises to pay P&I in the amount of $xxxh will get changed periodically that began on xx/xx/2018. The new principal balance is xx. Lender has agreed to defer the amount of xx other than principal balance. The interest bearing amount is xx and the maturity date is xx/xx/2058. Reason for Modification is Financial Hardship.
Borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2019. POC was filed on xx/xx/2019 which shows that the amount of secured claim is xx and the amount of arrearage is $xxxr has filed chapter 13 plan on xx/xx/2019 which shows that the debtor sxxpay $xxxeekly for 60 months and debtor will cure the subject arrears which is in the total amount of $xxxugh plan. Order Confirming Chapter 13 Plan  was filed on xx/xx/2019 which states that the debtor chapter 13 plan is hereby confirmed. Currently debtor is in active bankruptcy.
As per collection comments subject property has been occupied by the owner and is in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2019. POC was filed on xx/xx/2019 which shows that the amount of secured claim is xx and the amount of arrearage is $xxxr has filed chapter 13 plan on xx/xx/2019 which shows that the debtor sxxpay $xxxeekly for 60 months and debtor will cure the subject arrears which is in the total amount of $xxxugh plan. Order Confirming Chapter 13 Plan was filed on xx/xx/2019 which states that the debtor chapter 13 plan is hereby confirmed. Currently debtor is in active bankruptcy.	Loan modification agreement was made between the borrower and Lender on xx/xx/2018. The new modified rate is 4.625% and borrower promises to pay P&I in the amount of $xxxh will get changed periodically that began on xx/xx/2018. The new principal balance is xx. Lender has agreed to defer the amount of xx other than principal balance. The interest bearing amount is xx and the maturity date is xx/xx/2058. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is Moderate due to Brokerage/Finder Fee Test is failed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase State regulation Test failed due to Brokerage/Finder Fee Test:
Brokerage/Finder Fee Test shows loan data $xxxparison Data $xxxVariance xx.
The xx loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the xxe Rules and
Regulations, brokerage fee is synonymous with finder fee."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx and it was recorded on xx/xx/2005 under Bk/Pg# xx favor of xx as a nominee for xxxx. The chain of assignment has been completed as the xx is currently with the current assignee “US xx Trust, NA., as Trustee for xx”.

No active judgments or liens have been found against the borrower or property.

The annual combined taxes of 2019 have been paid in the amount of xx.
No prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2019 the loan is in delinquency for 11 months. The last payment was received on xx/xx/2019 in the amount of $xxx interest rate of 8.00% and P&I $xxxthe due date of xx/xx/2018. The next due date is xx/xx/2019. The current UPB reflected is in the amount of xx and deferred balance is $xxx	Collections Comments:According to the collection comments the loan is in active bankruptcy. The debtor’s “xx” had filed bankruptcy under ch#13 with case# xx on xx/xx/2019. As per Schedule D of xxx dated xx/xx/2019 no unsecured portion has been found. The POC was filed by subject creditor on xx/xx/2019 with secured claim amount of xx and arrearage are xx. The plan was confirmed on xx/xx/2019. As per plan dated xx/xx/2019 the debtor sxxpay $xxxhly which was begun from xx/xx/2019. Motion to allow subject creditor’s calim-6 was filed by trustee on xx/xx/2019 in which trustee recommends that it would be in the interest of the debtor to allow said claim as a special claim and pay the post-xx amount $xxxder on Motion was entered on xx/xx/2019 said claim was allowed.

The loan is in delinquency for 11 months. The last payment was received on xx/xx/2019 in the amount of $xxx interest rate of 8.00% and P&I $xxxthe due date of xx/xx/2018. The next due date is xx/xx/2019. The current UPB reflected is in the amount of xx and deferred balance is $xxxmited Term Loan Modification Agreement has been made on xx/xx/2016 between xx and xx. The new principal balance is $xxx which is to be paid at the rate of interest of 8% and P&I of $xxxrst payment had begun from xx/xx/2017 which will be ending on xx/xx/2021. The deferred balance other than principal balance is $xxx mod during the post-modification period interest rate will be accrued on UPB at the rate set forth in the loan documents (ARM Note).

As per available comments foreclosure proceedings were initiated on property. The file was referred to attorney on12/xx/2018. As per comment dated  xx/xx/2019 the sale date was scheduled on xx/xx/2019 which was canceled due to bankruptcy filed by debtor on xx/xx/2019 under chapter#13 with the case # xx. The loan is in active bankruptcy. No further details have been found regarding foreclosure proceedings.

As per xxx Report dated xx/xx/2019 which is located at “xx” the subject property is owner occupied and no visible damages were reported.

Foreclosure Comments:As per available comments foreclosure proceedings were initiated on property. The file was referred to attorney on12/xx/2018. As per comment dated  xx/xx/2019 the sale date was scheduled on xx/xx/2019 which was canceled due to bankruptcy filed by debtor on xx/xx/2019 under chapter#13 with the case # xx. The loan is in active bankruptcy. No further details have been found regarding foreclosure proceedings.
Bankruptcy Comments:The debtor’s “xx” had filed bankruptcy under ch#13 with case# xx on xx/xx/2019. As per Schedule D of xxx dated xx/xx/2019 no unsecured portion has been found. The POC was filed by subject creditor on xx/xx/2019 with secured claim amount of xx and arrearage are xx. The plan was confirmed on xx/xx/2019. As per plan dated xx/xx/2019 the debtor sxxpay $xxxhly which was begun from xx/xx/2019. Motion to allow subject creditor’s calim-6 was filed by trustee on xx/xx/2019 in which trustee recommends that it would be in the interest of the debtor to allow said claim as a special claim and pay the post-xx amount $xxxder on Motion was entered on xx/xx/2019 said claim was allowed.	The Limited Term Loan Modification Agreement has been made on xx/xx/2016 between xx. The new principal balance is $xxx which is to be paid at the rate of interest of 8% and P&I of $xxxrst payment had begun from xx/xx/2017 which will be ending on xx/xx/2021. The deferred balance other than principal balance is $xxx mod during the post-modification period interest rate will be accrued on UPB at the rate set forth in the loan documents (ARM Note).	Affiliated Business Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk Indicator is Moderate due to the loan failed for GSE and late fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test. FAIL
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
Late Fees Test: FAIL loan data: 5.000% comparison data: 4.000% variable: +1.000%."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2020 the subject xx was originated on xx.xxThe chain of assignment has been completed, currently the assignment is with xx.
There are 3 IRS liens and 1 state tax lien against the borrower.
The state tax lien was recorded on xx/xx/2017 for the amount of xx in the favor of xx.
The IRS liens are in the favor of xx.
The first was recorded on xx/xx/2012 for the amount of xx.
The second was recorded on xx/xx/2014 for the amount of xx and the third was recorded on xx/xx/2018 for the amount of xx.
Combined annual taxes for the year 2019 are paid in the amount of xx. No prior delinquency has been found.
The notice of lis pendens was recorded on xx/xx/2018 against the borrower xx.
According to the payment history as of dated xx/xx/2019 the borrower has been delinquent for 6 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 for the amount of $xxx). The monthly P&I is in the amount of $xxx an interest rate of 8.00%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The current status of the loan is in active bankruptcy.
The process of foreclosure has been initiated, the file was referred to an attorney on xx/xx/2018.
No further comments have been found regarding the foreclosure.
The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018.
The loan has been modified since the origination.
The reason for default is unable to be determined.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair.

Update:-
As per the comment dated xx/xx/2023, the BK (xx) was discharged on xx/xx/2023 and closed on xx/xx/2023. The same comment shows that arrears have been paid in full.

Foreclosure Comments:The process of foreclosure has been initiated, the file was referred to an attorney on xx/xx/2018.
No further comments have been found regarding the foreclosure.
The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018.

Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018.
The chapter 13 plan was filed on xx/xx/2018 as per plan the debtor supposes to pay the trustee the amount of $xxxmonth for the 8 months.
The POC was filed on xx/xx/2018 the amount of POC is xx and the arrearage amount is $xxxustee motion to dismiss was filed on xx/xx/2019.	The modification agreement was made between the lender xx on xx/xx/2016, the new principal balance as per mod is xx. The first payment was due on xx/xx/2016 and the maturity date is xx/xx/2038. The amount of $xxxhe deferred balance. The modified P&I is in the amount of $xxx an interest rate of 8.00%. The modification does not contain balloon payment.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance xx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxomplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance xx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in OK state. The following state disclosures are missing from the loan file.
1. OK Title protection notice
2. Insurance Disclosure
3. NSF Fee Disclosure
4. Over-the-limit fees
5. Notice of Rights to Obtain a Security Freeze"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx.00, which was recorded on xx/xx/2006.
The chain of the assignment has been completed. The latest assignment with xxx As Trustee For xx which was recorded on xx/xx/2018.
There are two xx liens against the borrower xx  both were filed by the Infirmary West total in the amount of xx  which were recorded on different dates xx/xx/2010 and xx/xx/2011 respectively.
There is a civil judgment against the borrower xx in the amount of xx in the favor of  xx which was recorded on xx/xx/2014.
Annual combined taxes for the year of 2019 have been exempted.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2020, the borrower is currently delinquent for 8 months and the next due date for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2020 total in the amount of P&I $xxx, which was applied for the due date of xx/xx/2019. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the bankruptcy and the next due for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2020, in the amount of $xxx which was applied for xx/xx/2019. The UPB reflected in the payment history is in the amount of xx.
Unable to determine the reason for the default of the borrower from the available servicing comments.
No modification, forbearance details are available in recent collections comments.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated. The foreclosure file was referred to an attorney on xx/xx/2018. The first legal action was filed on xx/xx/2018. The foreclosure sale date was scheduled on xx/xx/2018; however, the foreclosure file was put on hold as the borrower “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2018.

Bankruptcy Comments:According to the xxx report, the borrower “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018. The POC was filed by the creditor xxx on xx/xx/2018 with the POC amount of xx and the amount of arrearage is xx. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee on confirmation date 665.00 and remaining monthly in the amount of $xxx00 for the 60 months. The Schedule-D in xxx shows xx as an unsecured portion out of claim amount xx. The xxx was filed by the xxx on xx/xx/2019, but the order on xxx was filed on xx/xx/2020 and it was conditionally denied. The debtor sxxpay 978.70 forxxxand three payments monthly in the amount of $xxx79 of the due datexxxto 12/19. No comment has been found indicating a cram-down. The last filing date of bankruptcy was xx/xx/2020.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The CE report Moderate due to following tests.
1. Prepayment Term Test.
2. GSE (xx public guidelines) Predatory Lending Guidance:
3. GSE (xx public guidelines) Points and Fees Test:
4. GSE (Freddie Mac public guidelines) Predatory Lending Guidance:
5. GSE (Freddie Mac public guidelines) Points and Fees Test:"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.
Prepayment Term Test: FAIL Loan Data 36Months Comparison Data 0Months Variance 36Months."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Alabama state. The "Choice of Insurer" state disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value: Date: Type:BPO	Value: Date: Type:2055 Drive-by	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00.
No active liens and judgments have been found against the borrower and subject property.
The chain of assignment has been completed. Currently, the assignment is from U.S xx trust, xx as trustee for xx which was recorded on xx/xx/2018.
xx annual taxes of 2019 have been paid in the amount of xx on xx/xx/2019.
No prior delinquent taxes have been found.
According to latest payment history as of xx/xx/2019, the borrower is currently delinquent for 9 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 9.890%.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 9.890%. The loan was not modified. According to the comment dated xx/xx/2018, the foreclosure was initiated in 2018 and the file was referred to attorney on xx/xx/2018. The sale date has been scheduled for xx/xx/2019. As per the comment dated xx/xx/2019, the sale has been postponed due to bankruptcy. However, the foreclosure was put on hold due to borrower has filed bankruptcy on xx/xx/2019. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The POC was filed by creditor xxx as trustee for xxx on xx/xx/2019 for the secured claim amount is xx and arrearage amount is $xxxxxotice of xx payment change was filed on xx/xx/2019. The chapter 13 plan filed on xx/xx/2019 was confirmed on xx/xx/2019. The debtor has promised to pay for trustee in the amount of $xxx for biweekly by payroll deduction. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. As per the comment dated xx/xx/2019, the subject property is owner occupied. As per the comment dated xx/xx/2019, the reason for default is curtailment of income. As per the comment dated xx/xx/2019, the subject property is located in FEMA disaster area which was declared on xx/xx/2019 for storm flooding and landslides. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.

Foreclosure Comments:According to the comment dated xx/xx/2018, the foreclosure was initiated in 2018 and the file was referred to attorney on xx/xx/2018. The sale date has been scheduled for xx/xx/2019. As per the comment dated xx/xx/2019, the sale has been postponed due to bankruptcy. However, the foreclosure was put on hold due to borrower has filed bankruptcy on xx/xx/2019.
Bankruptcy Comments:The borrowerxx had bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The POC was filed by creditor xxx as trustee for xxx trust on xx/xx/2019 for the secured claim amount is xx and arrearage amount is $xxxxxotice of xx payment change was filed on xx/xx/2019. The chapter 13 plan filed on xx/xx/2019 was confirmed on xx/xx/2019. The debtor has promised to pay for trustee in the amount of $xxx for biweekly by payroll deduction. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx.	Not Applicable	Affiliated Business Disclosure Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Ohio State. The following required state disclosures are missing from the loan file.
1. Equal Credit Availability NoticeAnti-Tying Disclosure
2. Insurance Tying Disclosure
3. Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value: Date: Type:Full appraisal	Value: Date: Type:Full appraisal	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx.xxhe chain of assignment is complete.
Active judgments and liens found pending are as follows:
There are two civil judgments against the borrower which is in the amount of xx.
Annual xx taxes for the year of 2019 have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2007 to xx/xx/2020 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxxh was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in active bankruptcy. According to the xxx report, the debtor had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018. The POC was filed on xx/xx/2018. The POC amount is xx and total arrearage amount is xx.
The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx.
Review of the payment history available from xx/xx/2007 to xx/xx/2020 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxxh was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the debtor had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018. The POC was filed on xx/xx/2018.  The POC amount is xx and total arrearage amount is xx.
The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx.
Loan Modification agreement was made between borrower and lender on effective date of xx/xx/2016.
The borrower had given promise to pay the UPB of xx with interest rate of 5.625% with P&I of $xxx fixed amortized type and it was beginning from first payment date on xx/xx/2016 and ends with the maturity date of xx/xx/2056.
				Origination Appraisal	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value: Date: Type:2055 Drive-by	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 and it was recorded on xx/xx/2007 under Bk/Pg# xx in favor of xx. The chain of assignment has been completed as the xx is currently with the current assignee “US xx Trust, NA., as Trustee for xx”. There is one Sidewalk Lien on the subject property which was recorded on xx/xx/2004 in favor of xx.

The annual combined taxes of 2019 have been paid in the amount of xx. No prior year delinquent taxes have been found.	As per review of latest payment history as of xx/xx/2020 the loan is in delinquency for 10 months. The last payment was received on xx/xx/2020 in the amount of $xxx91with interest rate of 6.375% and P&I $xxx63 for the due date of xx/xx/2019. The next due date is xx/xx/2019. The current UPB reflected is in the amount of xx.9.	Collections Comments:The debtor’s “xx” had filed bankruptcy under ch#13 with case# xx on xx/xx/2014. As per Schedule D of xxx dated xx/xx/2014 amount of secured claim without deducting the value of collateral is xx and value of collateral is xx. No unsecured portion has been found. As per doc# xx dated xx/xx/2015 the POC (xx) was filed by the debtor on behalf of subject creditor on xx/xx/2015 with the arrearage xx. The 1st amended plan was confirmed on xx/xx/2015. As per order confirming plan dated xx/xx/2015 the debtor sxxcure arrears through the plan. The document (xx) dated xx/xx/2019 states that debtor allowed to cure pre-xx arrears through the bankruptcy and xx ongoing payments sxxpaid outside the bankruptcy. The trustee’s final report dated xx/xx/2019 reflects that total arrears xx has been paid through the plan. The loan is in delinquency for 10 months. The last payment was received on xx/xx/2020 in the amount of $xxx91with interest rate of 6.375% and P&I $xxx63 for the due date of xx/xx/2019. The next due date is xx/xx/2019. The current UPB reflected is in the amount of xx.9. The loan has not been modified since origination. No comments have been found regarding foreclosure proceedings in available latest 12 months servicing comments.

The document available with updated title report located at “xx” reflects that foreclosure proceedings were initiated on subject property by xxx xxxxx. The first complaint was filed on xx/xx/2011 with case# xx. The bankruptcy was filed by debtor on xx/xx/2014 under ch#13 with case#xx. As per doc xx pg#106 the  xx keeps filing the complaints and latest complaint was filed on xx/xx/2017. The loan is in active bankruptcy and the trustee’s final report dated xx/xx/2019 reflects that total arrears xx has been paid through the plan. No further details have been found regarding the foreclosure proceedings.
Foreclosure Comments:The document available with updated title report located at “xx” reflects that foreclosure proceedings were initiated on subject property by . The first complaint was filed on xx/xx/2011 with case# xx. The bankruptcy was filed by debtor on xx/xx/2014 under ch#13 with case#xx. As per doc xx keeps filing the complaints and latest complaint was filed on xx/xx/2017. The loan is in active bankruptcy and the trustee’s final report dated xx/xx/2019 reflects that total arrears xx has been paid through the plan. No further details have been found regarding the foreclosure proceedings.
Bankruptcy Comments:The debtor’s “xx” had filed bankruptcy under ch#13 with case# xx on xx/xx/2014.  As per Schedule D of xxx dated xx/xx/2014 amount of secured claim without deducting the value of collateral is xx and value of collateral is xx. No unsecured portion has been found. As per doc#30 dated xx/xx/2015 the POC (xx) was filed by the debtor on behalf of subject creditor on xx/xx/2015 with the arrearage xx. The 1st amended plan was confirmed on xx/xx/2015. As per order confirming plan dated xx/xx/2015 the debtor sxxcure arrears through the plan. The document (xx) dated xx/xx/2019 states that debtor allowed to cure pre-xx arrears through the bankruptcy and xx ongoing payments sxxpaid outside the bankruptcy. The trustee’s final report dated xx/xx/2019 reflects that total arrears xx has been paid through the plan.
Not Applicable	Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "The list of service provider disclosure is missing from the loan file."
								* Missing Required State Disclosures (Lvl 2) "The subject property is located in NY State and the required disclosures are missing from the loan file. NY Consumer Credit Disclosure / Fair Credit Reporting Notice NY Interest Rate Disclosure NY Hazard Insurance Disclosure Tax Escrow Account Designation xx Bankers and Exempt Organizations Pre-application Co-Signer Notice Requirements Default Warning Notice Commitment Disclosure Lock-in Disclosure Expiration of Lock-in or Commitment Period"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of the assignment has been completed. The latest assignment is from xx to xxx, as Trustee for xx.

No active liens and judgments have been found.

Annual xx taxes for the year 2019 are paid in the amount of xx.

No delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower has been delinquent for 02 months and the next due is xx/xx/2019. The last payment was received on xx/xx/2020 and P&I in the amount of $xxx which was applied on xx/xx/2019 with interest rate 6.500 % and PITI in the amount of $xxx.	Collections Comments:As per the servicing comments, the loan is in bankruptcy. The reason for default is unable to be determined. The current occupancy of borrower is owner occupied.
The borrower has been delinquent for 02 months and the next due is xx/xx/2019. The last payment was received on xx/xx/2020 and P&I in the amount of $xxx which was applied on xx/xx/2019 with interest rate 6.500%.
The loan was not modified since origination.
The borrower xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2015.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx report, the borrower xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2015. The POC was filed on xx/xx/2015 in the amount of xx and the amount of arrearage is xx. The debtor sxxpay to the trustee the sum of $xxxr month for 60 months.	Not Applicable	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing credit report (Lvl 2)     "missing credit report from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas State. The required state disclosures Choice of Insurer are missing from the loan file.
1. Commitment Requirement/Anti-Tying
2. TILA Disclosures in Spanish
3. Home Equity Consumer Disclosure
4. Home Equity Loan Interest and Fees Preclosing Disclosure
5. Home Equity Loan Copies of Documents
6. Home Equity Loan Rescission Notice
7. Fair Market Value of Homestead Property Acknowledgment
8. Home Equity Loan Notice of Address for Borrower Notification of Violation
9. Choice of Insurance Notice
10. Collateral Protection Insurance Disclosure
11. Non-Deposit Investment Product Disclosure Are there any promotional materials?
12. Insurance Solicitation/Post Commitment Requirement
13. Construction Loan Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020 the subject xx was originated on xx.
The chain of assignment has been completed. Currently, the assignment is with xxx as Trustee for xx which was recorded on xx/xx/2017.
There are two IRS liens against the borrower xx in the favor of the xx for the total amount of xx which was recorded on xx/xx/2010 and xx/xx/2011.
There is judgment against the borrower xx which was filled by xx and it was recorded on xx/xx/2012.
The combined annual taxes for the year of 2019 have been paid in the amount of xx.
No delinquent taxes have been found for the prior year.
As per the review of the payment history as of xx/xx/2020, the borrower has been delinquent for 4 months and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx31 with an interest rate of 4.250 % which was applied for xx/xx/2019. The current UPB is xx.	Collections Comments:The loan is currently in Bankruptcy.
As per review of the collection comments as of xx/xx/2020 state that the borrower has been delinquent for 4 months and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx31 with an interest rate of 4.250 % which was applied for xx/xx/2019. The current UPB is xx.
As per the collection comments as of xx/xx/2020, the foreclosure was initiated in 2012 and the file was referred to attorney on xx/xx/2012. The foreclosure complaint was filed on xx/xx/2013. However, the foreclosure was put on hold due to the borrower had filed bankruptcy on xx/xx/2015 with case# xx under chapter 13. Borrower is currently on active bankruptcy. The debtor xx had filed the bankruptcy under chapter 13 with case# xx on xx/xx/2015 and the last date of filing xx/xx/2019. The POC was filed on xx/xx/2016 with POC amount of xx and amount of arrearage is xx. The POC filing deadline was xx/xx/2016. Currently the bankruptcy is active in the loan.
The reason for default is not found in the collection comments.
According to collection comment, no damages or repairs have been found.
The latest xxx Report is not available in the loan file.

Foreclosure Comments:As per the collection comments as of xx/xx/2020, the foreclosure was initiated in 2012 and the file was referred to attorney on xx/xx/2012. The foreclosure complaint was filed on xx/xx/2013. However, the foreclosure was put on hold due to the borrower had filed bankruptcy on xx/xx/2015 with case# xx under chapter 13. Borrower is currently on active bankruptcy.
Bankruptcy Comments:The debtor xx had filed the bankruptcy under chapter 13 with case# xx on xx/xx/2015 and the last date of filing xx/xx/2019. According to the proposed first amended chapter 13 plan was filed on xx/xx/2016 (xx), the debtor sxxpay to the trustee 1-2 months in the amount of $xxxd from 3-60 months in the amount of $xxxhe POC was filed on xx/xx/2016 with POC amount of xx and amount of arrearage is xx. The POC filing deadline was xx/xx/2016. Currently the bankruptcy is active in the loan.	This Step modification agreement was signed between the borrowers xx, xx on xx/xx/2011. The unpaid principal balance is xx with interest rate 2.875 % which steps up in 3 steps ending at 4.250%. The borrower promises to pay the monthly P&I of $xxx beginning from xx/xx/2011. The maturity is xx/xx/2036. There is no provision for the balloon payment.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx.
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is
understated by more than $xxx* Missing Required Disclosures (Lvl 2)     "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosures are missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per loan note date is xx/xx/2006 and the settlement date is xx/xx/2006. Hence the settlement date is different from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.A. which was recorded on xx/xx/2012. The chain of the assignment has been completed. Currently, the xx is with xxx as Trustee for xx which was recorded on xx/xx/2017. 1) There are two active civil judgments against the borrower in the favor of xx which was recorded on xx/xx/2015 and xx/xx/2016 for the total amount of xx. The first and second installment combined and school taxes of 2020-2021 are due in the total amount of xx for the due date xx/xx/2020, xx/xx/2020, and xx/xx/2020 and xx/xx/2021. The combined annual taxes for the year of 2019 have been paid in the amount of xx. The school annual taxes for the year of 2019-2020 have been paid in the amount of xx. No delinquent taxes have been found for the prior year.	The review of payment history shows that the borrower has been delinquent for 8 months and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2016 and the plan was confirmed on xx/xx/2016. The motion for relief from stay was filed on xx/xx/2018. According to the amended plan dated xx/xx/2016, the debtor sxxpay $xxxor 1 to 6 months and $xxxer month for the period of 7 to 60 months. The proof of claim was filed on xx/xx/2016 with the claim amount of xx and the amount of arrearage is xx. However, the deadline to file the POC was xx/xx/2019. (xx). According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2016. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2016. The review of payment history shows that the borrower has been delinquent for 8 months and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019. The loan modification agreement was made on xx/xx/2014 between the borrower xx. The borrower promises to make a monthly payment of $xxx with the interest rate of 4.125% beginning from xx/xx/2014 till the maturity date of xx/xx/2054. The New Principal Balance stated in the modification is xx. As per servicing comments, unable to determine the reason for default. The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.

Update:
No additional information has been found.

Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2016. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2016.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2016 and the plan was confirmed on xx/xx/2016. The motion for relief from stay was filed on xx/xx/2019. According to the amended plan dated xx/xx/2016, the debtor sxxpay $xxxor 1 to 6 months and $xxxer month for the period of 7 to 60 months. The proof of claim was filed on xx/xx/2016 with the claim amount of xx and the amount of arrearage is xx. However, the deadline to file the POC was xx/xx/2019. (Refer Doc: Deadlines/hearing).
The loan modification agreement was made on xx/xx/2014 between the borrower xx. The borrower promises to make a monthly payment of $xxx with the interest rate of 4.125% beginning from xx/xx/2014 till the maturity date of xx/xx/2054. The New Principal Balance stated in the modification is xx.	Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test. This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. TILA Finance Charge Test: FAIL xx -$xxx The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxhis loan failed the TILA foreclosure rescission finance charge test. TILA Foreclosure Rescission Finance Charge Test: FAIL xx -$xxx The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx state. The following state disclosures are missing from the loan file.  NY Consumer Credit Disclosure / Fair Credit Reporting Notice NY Interest Rate Disclosure NY Hazard Insurance  Disclosure Tax Escrow Account Designation xx Bankers and Exempt Organizations Preapplication Part 80 Disclosure Alternative xx Transaction Disclosures Co-Signer Notice Requirements Default Warning Notice Smoke Alarm Affidavit xx Real Property Escrow Account Disclosure Subprime Home Loan Counseling Disclosure Subprime Home Loan Tax and Insurance Payment Disclosure Subprime Home Loan Disclosure Commitment Disclosure Lock-in Disclosure Expiration of Lock-in or Commitment Period"
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer document is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active state tax lien against the borrower which is in the amount of xx recorded on xx/xx/2012 and filed by The xx.
Annual xx taxes for the year of 2019-20 have been paid in the amount of xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2018 to xx/xx/2020 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxx88 which was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in active bankruptcy. According to the xxx report, the debtor xx had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $xxx for 60 months. The POC was filed on xx/xx/2018. The POC amount is xx and total arrearage amount is xx. Review of the payment history available from xx/xx/2018 to xx/xx/2020 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxx88 which was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the debtor xx had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $xxx for 60 months. The POC was filed on xx/xx/2018. The POC amount is xx and total arrearage amount is xx.	The loan was modified with an effective date of xx/xx/2010 and a new principal balance is xx to a step modification and the rate started from 2.00% and borrower had given promise to pay P&I in the amount of $xxx56 beginning on xx/xx/2010 with a new maturity date of xx/xx/2042. The rate changes in 3 steps ending at 4.750%.	Affiliated Business Disclosure HUD-1 Closing Statement	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And estimated HUD-1 and Fee itemization are also not available in the loan file."	* Missing Required Disclosures (Lvl 2) "List of service providers is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan file."
								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "ROR transaction date is xx/xx/2006 which is differ from note date xx/xx/2006."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2020 the subject xx was originated on xx.
The chain of assignment has been completed, currently the assignment is with xxx,As Trustee For xx.
There is junior xx was originated on xx.A. and recorded on xx/xx/2008 for the amount of xx.
Also, there is a child support lien recorded on xx/xx/2012 for the amount of xx in the favor of xx.
Combined taxes for the year 2019 are paid in the amount of xx. No prior delinquency has been found.
According to the payment history as of dated xx/xx/2020 the borrower has been delinquent for 71 months and the next due date is xx/xx/2014. The last payment was received on xx/xx/2020 for the amount of $xxxTI). The monthly P&I is in the amount of $xxxth an interest rate of 6.500%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The current status of the loan is in active bankruptcy.
The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2017 with the Case#xx and the plan was confirmed on xx/xx/2019.
The reason for default is unable to be determined.
The loan has not been modified since the origination.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney  and the summons &  complaint filed date is xx/xx/2014 and the sale is scheduled for xx/xx/2020 but it was put on hold as debtor had filed bankruptcy under chapter 13 with case#xx on xx/xx/2017; however, there are no enough evidences are available to confirm the current status of foreclosure sale. The date to sale the property through the foreclosure has been schedule on xx/xx/2020. According to the collection comments as of xx/xx/2020, the foreclosure was initiated on the loan in 2018. The complaint was referred to attorney on 8/xx/204. . According to the collection comment dated xx/xx/2020, the sale date has been set for xx/xx/2020. Based on the collection comments we are unable to confirm whether the sale held or not.
Bankruptcy Comments:The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2017 with the Case#xx and the plan was confirmed on xx/xx/2019. The Schedule-D in xxx shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx. The POC was filed on xx/xx/2018 with the secured claim of $xxxth an arrearage of $xxxe borrower is in active bankruptcy.	Not Applicable	Affiliated Business Disclosure Missing Dicsloures Notice of Servicing Transfer Origination Appraisal	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The Final HUD-1 is not signed by the borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Prohibited Fees Test: FAIL Loan Data $xxx25Compariosn Data $xxxariance xx
This loan failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees Test: FAIL Loan Data $xxx25Compariosn Data  $xxxariance xx
This loan failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a xx broker sxxhave the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "Settlement Services Providers List (SSPL) disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The Updated title report dated xx/xx/2020 shows that the xx was originated on xx.xxhe subject xx was recorded on xx/xx/2007 with the instrument # xx.  The chain of the assignment has been completed. The current assignment is with U S xx Trust, xxx, as Trustee for xx.
There is an active xx prior to subject xx has been found. It was originated on xx.xxhere are two water/sewer liens active against the property (xx) in the total amount of xx in favor of xx.
There is junior xx is active found in the amount of xx in favor of xx. It was originated on xx.xxThe civil judgment is available against the borrower in the amount of xx in favor of xx.
The first and second installments of xx taxes for the year of 2019 have been paid in the amount of xx each respectively. The current ownership is vested in the name of xx (borrower).
The review of the payment history shows that, the borrower is currently delinquent from more than 3 months and the next due date is for xx/xx/2019. The last payment was received on xx/xx/2020, in the amount of $xxxch was applied for xx/xx/2019. The UPB stated in the payment history is xx. The Current P&I is $xxxPITI is $xxxh the interest rate of 2%.	Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The reason for default is curtailment of income. The property has been occupied by the owner himself. The last payment was received on xx/xx/2020, in the amount of $xxxch was applied for xx/xx/2019. The UPB stated in the payment history is xx. The Current P&I is $xxxPITI is $xxxh the interest rate of 2%.
The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2017. The plan was confirmed on xx/xx/2019.
The post-xx due date was xx/xx/2020. The POC was filed on xx/xx/2017, the amount of claim is xx and amount of arrearage is xx, under chapter 13, the debtor sxxpay to the trustee in the amount of $xxxthly. The motion for relief was filed on xx/xx/2017 and it was granted on xx/xx/2018. The schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx.
There is no any evidence of cram down.

Foreclosure Comments:The review of comment history shows that the foreclosure process was initiated and the file was referred to an attorney on xx/xx/2017. The sale was scheduled on xx/xx/2017. The foreclosure process was kept on hold from xx/xx/2017 because of bankruptcy.
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2017. The plan was confirmed on xx/xx/2019.
The post-xx due date was xx/xx/2020. The POC was filed on xx/xx/2017, the amount of claim is xx and amount of arrearage is xx, under chapter 13, the debtor sxxpay to the trustee in the amount of $xxxthly. The motion for relief was filed on xx/xx/2017 and it was granted on xx/xx/2018. The schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx.
There is no any evidence of cram down.

The modification agreement was done on xx/xx/2013, between the (borrower)xx and the (lender)xx.
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of 2% with the modified P&I of $xxxare three steps namely as
1. With the rate of interest of 2% and P&I of $xxxh the rate of interest of 3% and P&I of $xxxh the rate of interest of 4% and P&I of $xxxrst payment date was due on xx/xx/2016 and the new maturity date is xx/xx/2056.
There is a deferred balance of $xxxbeen stated.
Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia State. The following required state disclosures are missing from the loan file.
1. VA Application Disclosure
2. Choice of Settlement Agent Disclosure
3. Disclosure of Charges for Appraisal or Valuation
4. Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     ""The Servicing Transfer Disclosure is missing from the loan file. ""
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the xx was originated on xx.
The chain of xx assignment has been completed. Currently, the xx assignment is with xxx, as Trustee for xx.
No active judgments or liens have been found.
Annual combined taxes for 2019 are delinquent in the amount of xx on xx/xx/2020.
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2019. The loan has been in delinquency for 2 months. The last payment was received on xx/xx/2019 in the amount of $xxx and it was applied for the due date of xx/xx/2019. The current P&I is $xxx and interest rate is 12.000%. The current unpaid principal balance is in the amount of xx.	Collections Comments:The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2019. The loan has been in delinquency for 2 months. The last payment was received on xx/xx/2019 in the amount of $xxx and it was applied for the due date of xx/xx/2019. The current P&I is $xxx and interest rate is 12.000%. The current unpaid principal balance is in the amount of xx.

As per xxx, the borrower "xx" had filed the bankruptcy under chapter-13 with the case #xx on xx/xx/2016 and the plan was confirmed on xx/xx/2016
..
According to xxx schedule D dated xx/xx/2016, the value of the collateral is xx and the amount of secured claim is xx. Hence, unsecured portion is reflected in the amount of $xxxe creditor “xx” had filed POC for the secured claim amount of xx and the amount of arrearage of $xxx on xx/xx/2017.

According to chapter-13 dated xx/xx/2016, the debtor sxxpay to trustee in the amount of $xxx per months for 60 months. As per order of confirming chapter 13 plan dated xx/xx/2016,  the debtor sxxpay to the trustee in the amount of $xxx from xx/xx/2016.
The motion for relief was filed on xx/xx/2019 and the motion for relief was granted on xx/xx/2019.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx, the borrower "xx" had filed the bankruptcy under chapter-13 with the case #xx on xx/xx/2016 and the plan was confirmed on xx/xx/2016
..
According to xxx schedule D dated xx/xx/2016, the value of the collateral is xx and the amount of secured claim is xx. Hence, unsecured portion is reflected in the amount of $xxxe creditor “xx” had filed POC for the secured claim amount of xx and the amount of arrearage of $xxx on xx/xx/2017.

According to chapter-13 dated xx/xx/2016, the debtor sxxpay to trustee in the amount of $xxx per months for 60 months. As per order of confirming chapter 13 plan dated xx/xx/2016,  the debtor sxxpay to the trustee in the amount of $xxx from xx/xx/2016.
The motion for relief was filed on xx/xx/2019 and the motion for relief was granted on xx/xx/2019.
Not Applicable	Affiliated Business Disclosure Missing Dicsloures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "ComplianceEase Risk Indicator is "Elevated"."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required Disclosures (Lvl 2)     "The list of service provider is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated onxx (borrower) and (lender) xx., which was recorded on xx/xx/2005. The chain of assignment is complete as the subject xx is with the current assignee, xxx, as Trustee for xx.
There is a junior xx in the amount of xx in favor of xx which was recorded on xx/xx/2005 in Book/Page# xx.
No active liens and judgment have been found on updated title report.
Annual xx tax of 2018 has been paid on xx/xx/2019 in the amount of xx.
Review of the payment history provided from xx/xx/2005 to xx/xx/2020 reveals that borrower has been the delinquent for 2 months. The last payment was received in the amount of $xxx on xx/xx/2020 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 5.250%.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower has been the delinquent for 2 months. The last payment was received in the amount of $xxx on xx/xx/2020 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 5.250%.
Borrower has filed the bankruptcy under chapter 13 case# xx on xx/xx/2017. POC was filed on xx/xx/2017 which shows that the amount of secured claim is xx and the amount of arrearage is xx. Debtor has filed the 2nd amended chapter 13 plan on xx/xx/2017 which states that the debtor sxxpay $xxx29 from month one (1) through six (6) then $xxx15 from month seven (7) through sixty (60) and debtor will pay the subject post-xx payment $xxx per month through plan as well as debtor will cure the subject arrears which is in the total amount of xx through plan. Order Confirming Chapter 13 Plan on xx/xx/2018 which states that the debtor 2nd amended chapter 13 plan is hereby confirmed. Currently debtor is in active bankruptcy.  As per comment dated xx/xx/2018, Subject property is damaged and Claim Check in the amount of $xxx26 is on hold, it is pending to verify the intention of borrower whether he is going to repair the property or not. Comment dated xx/xx/2018 shows that the property damage was noted on xx/xx/2018. Comment dated xx/xx/2019 shows that the loss draft check from “xx” check # xx was received on xx/xx/2019 in the amount of $xxxr water damage which was issued on xx/xx/2018. There is no information regarding the total amount of repairs as well as no information whether this damage has been repair or not.
AS per collection comments subject property has been occupied by the owner.

Update:
As per the collection comment dated xx/xx/2022, the foreclosure case was canceled on xx/xx/2022; the reason was other/re start. The comment dated xx/xx/2022 shows that foreclosure case was dismissed. Further details not provided.
As per the collection comment dated xx/xx/2022, the BK case# xx was discharged on xx/xx/2022 and terminated on xx/xx/2022.
As per the collection comment dated xx/xx/2021 and xx/xx/2022, the subject property was damaged. The nature of damage and actual loss amount is not available. Total two loss draft checks were received in the total amount of xx. As per the comment dated xx/xx/2022, all the repairs have been completed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed the bankruptcy under chapter 13 case# xx on xx/xx/2017. POC was filed on xx/xx/2017 which shows that the amount of secured claim is xx and the amount of arrearage is xx. Debtor has filed the 2nd amended chapter 13 plan on xx/xx/2017 which states that the debtor sxxpay $xxx29 from month one (1) through six (6) then $xxx15 from month seven (7) through sixty (60) and debtor will pay the subject post-xx payment $xxx per month through plan as well as debtor will cure the subject arrears which is in the total amount of xx through plan. Order Confirming Chapter 13 Plan on xx/xx/2018 which states that the debtor 2nd amended chapter 13 plan is hereby confirmed. Currently debtor is in active bankruptcy.	Not Applicable	Credit Application Loan Program Info Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. which was recorded on xx/xx/2005. The chain of the assignment has been completed. Currently, the xx is with xxx, as Trustee for xx which was recorded on xx/xx/2017. 1) There is a state tax lien against the borrower xx. of xx Ins which was recorded on xx/xx/2001 in the amount of xx. The second installment combined taxes of 2020 are due in the amount of xx for the due date xx/xx/2020. The 3rd and 4th installment combined taxes of 2020 have been paid in the amount of xx. No delinquent taxes have been found for the prior year.	The review of payment history shows that the borrower has been delinquent for 5 months and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxr the due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018. The motion for relief from stay was filed on xx/xx/2018. The debtor sxxpay $xxxr 1 to 6 months and $xxxer month for the period of 6 to 60 months. The proof of claim was filed on xx/xx/2017 with the claim amount of xx and the amount of arrearage is xx. The amended POC was filed on xx/xx/2017 with the secured amount is xx and the arrearage amount is xx. According to the Modification of Chapter 13 Plan and Motions document dated xx/xx/2017 (Doc #20), the value of the collateral amount is xx and the amount of secured claim is xx ( xx) . The value of the collateral does not cover the claim amount. There might be possible to cramdown. However, there no existence of cramdown reported to the bankruptcy documents. According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2015. The complaint was filed on xx/xx/2015 and the judgment was entered on xx/xx/2016. The sale was scheduled on xx/xx/2017. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2017. The review of payment history shows that the borrower has been delinquent for 5 months and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxr the due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019. The loan modification agreement was made on xx/xx/2008 between the borrower xx and lender xx. The borrower promises to make a monthly payment of $xxxth the interest rate of 9.250% beginning from xx/xx/2008 till the maturity date of xx/xx/2044. The New Principal Balance stated in the modification is xx. As per servicing comments, unable to determine the reason for default. The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2015. The complaint was filed on xx/xx/2015 and the judgment was entered on xx/xx/2016. The sale was scheduled on xx/xx/2017. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2017.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018. The motion for relief from stay was filed on xx/xx/2018. The debtor sxxpay $xxxr 1 to 6 months and $xxxer month for the period of 6 to 60 months. The proof of claim was filed on xx/xx/2017 with the claim amount of xx and the amount of arrearage is xx. The amended POC was filed on xx/xx/2017 with the secured amount is xx and the arrearage amount is xx.	The loan modification agreement was made on xx/xx/2008 between the borrower xx. The borrower promises to make a monthly payment of $xxxth the interest rate of 9.250% beginning from xx/xx/2008 till the maturity date of xx/xx/2044. The New Principal Balance stated in the modification is xx.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey state. The following state disclosures are missing from the loan file.  1.NJ Application Disclosure 2.Delivery Fee Authorization 3.NJ Attorney Disclosure 4.Unacceptability of Insurance Notice 5.Attorney Disclosure II 6.Tax Bill Information 7.Private Well Testing 8.Lock-In Agreement 9.Commitment Disclosures 10.Choice of Insurer Disclosure 11.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.56 which was recorded on xx/xx/2007 in favor of xx. The chain of assignment has been completed. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is not making payments regularly. The borrower is delinquent for more than 120 days. The last payment was received on xx/xx/2019 in the amount of $xxxat was applied for the due date of xx/xx/2019. The next payment is due on xx/xx/2019. As per payment history, the current UPB is xx.	Collections Comments:The loan is in active bankruptcy. The debtor xx had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2015. As per Second amended chapter 13 plan dated xx/xx/2016, the debtor sxxpay $xxx biweekly to the trustee. The plan was confirmed on xx/xx/2016. The xxx was filed on xx/xx/2019. The POC was filed on xx/xx/2016 with POC amount of xx and amount of arrearage is $xxxo foreclosure activities have been found. The borrower is not making payments regularly. The borrower is delinquent for more than 120 days. The last payment was received on xx/xx/2019 in the amount of $xxxat was applied for the due date of xx/xx/2019. The next payment is due on xx/xx/2019. The borrower wants to keep the subject property. No comments have been found regarding occupancy and condition of subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2015. As per Second amended chapter 13 plan dated xx/xx/2016, the debtor sxxpay $xxx biweekly to the trustee. The plan was confirmed on xx/xx/2016. The xxx was filed on xx/xx/2019. The POC was filed on xx/xx/2016 with POC amount of xx and amount of arrearage is $xxx	The loan was modified with an effective date of xx/xx/2010 and a new principal balance is $xxx.10 to a step modification and the rate was starting from 2% and borrower had given promise to pay P&I in the amount of $xxxginning on xx/xx/2010 with a new maturity date of xx/xx/2030. The rate changes in 4 steps ending at 6.00%.
				Credit Application Notice of Servicing Transfer	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final 1003 is missing from the loan file." * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.10 with xx. recorded on xx/xx/2007 with the instrument # xx.
The chain of xx assignment has been completed. Currently, the xx assignment is withxxxxx Trust,xxxas trustee for xx recorded on xx/xx/2017.
No active judgments or liens have been found.
Property Tax Status;
1) 2nd installment combined taxes for the year of 2020 are due for the amount of xx on xx/xx/2020.
2) 1st installment combined taxes for the year of 2020 are found due for the amount of xx which were due on xx/xx/2020 with the good through date of xx/xx/2020.
3) 4th installment combined taxes for the year of 2019 have been paid in the amount of xx on xx/xx/2019.
4) 3rd installment combined taxes for the year of 2019 have been paid in the amount of xx on xx/xx/2019.	As per review of payment history as of dated xx/xx/2020, borrower is delinquent for 15 months. The next payment is due on xx/xx/2018. The last P&I payment was received on xx/xx/2020 in the amount of $xxx25 with the interest rate of 6.300%.The current unpaid principal balance is in the amount of xx.	Collections Comments:As per servicing comments the loan is in active bankruptcy. As per review of payment history as of dated xx/xx/2020, borrower is delinquent for 15 months. The next payment is due on xx/xx/2018. The last P&I payment was received on xx/xx/2020 in the amount of $xxx25 with the interest rate of 6.300%.The current unpaid principal balance is in the amount of xx.
As per servicing comments the foreclosure was initiated against subject property in 2016. The foreclosure was referred to an attorney on xx/xx/2016 and the complaint was filed on xx/xx/2017. The judgment was entered on xx/xx/2017. The foreclosure sale was scheduled on xx/xx/2018. However the further proceedings were placed on hold due to bankruptcy filing. As per xxx xx  (Debtor) has filed bankruptcy under chapter 13 on xx/xx/2018 with case no#xx.Currently the loan is in active bankruptcy.

Foreclosure Comments:As per servicing comments the foreclosure was initiated against subject property in 2016. The foreclosure was referred to an attorney on xx/xx/2016 and the complaint was filed on xx/xx/2017. The judgment was entered on xx/xx/2017. The foreclosure sale was scheduled on xx/xx/2018. However the further proceedings were placed on hold due to bankruptcy filing. As per xxx xx  (Debtor) has filed bankruptcy under chapter 13 on xx/xx/2018 with case no#xx.Currently the loan is in active bankruptcy.
Bankruptcy Comments:As per xxx xx(Debtor) has filed bankruptcy under chapter 13 on xx/xx/2018 with case no#xx. The proof of claim was filed on xx/xx/2018 with the secured claim in the amount of xx with arrears in the amount of xx. The chapter 13 plan was filed on xx/xx/2018 which was confirmed on xx/xx/2018. As per plan, the total arrearage was allowed in the amount of xx by monthly regular payment in the amount of $xxx00. The subject claim has been secured. The xxx was filed xx/xx/2018. The date of last filing was xx/xx/2020.	The conventional fixed rate loan was originated on xx.00% and P&I in the amount of $xxxHowever latest payment history shows current rate of interest is 6.300% and P&I in the amount of $xxx28. This shows the loan has been modified since the origination. However copy of modification agreement is missing from the loan file.	Credit Application Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
1. NJ Application Disclosure
2. Delivery Fee Authorization
3. NJ Attorney Disclosure
4. Unacceptability of Insurance Notice
5. Attorney Disclosure II
6. Tax Bill Information
7. Private Well Testing
8. Lock-In Agreement
9. Commitment Disclosures
10. Choice of Insurer Disclosure
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer Document is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00. There is a junior xx was originated on xx.00. There are two HOA liens against the subject property in the favor of xx for the total amount of xx recorded on xx/xx/2019 and xx/xx/2018. The chain of assignment has been completed. Currently, the assignment is from xxx as trustee for xx which was recorded on xx/xx/2018. First and second installments of xx taxes of 2019 have been paid in the amount of xx on xx/xx/2019 and 1,319.59 on xx/xx/2019. No, any prior year delinquent taxes have been found.	According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 6 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx46 which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx53 and the current interest rate is 6.125%.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx46 which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx53 and the current interest rate is 6.125%. The loan was not modified. According to the comment dated xx/xx/2018, the foreclosure was initiated in 2018 and the file was referred to attorney on xx/xx/2018. The sale was scheduled on xx/xx/2018. The sale has been postponed. However, the foreclosure was put on hold due to borrower has filed bankruptcy on xx/xx/2018. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The POC was filed by creditor xxx as trustee for xx on xx/xx/2019 for the secured claim amount is xx and arrearage amount is xx. Notice of xx payment change was filed on xx/xx/2019. As per the notice of xx payment change dated xx/xx/2019, the borrower has been making the payment in the amount of $xxx53 with the interest rate of 6.125%. The chapter 13 plan filed on xx/xx/2018 was confirmed on xx/xx/2019. The debtor has promised to pay for trustee in the amount of $xxx for 6 months and $xxx for 54 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxer the comment dated xx/xx/2020, the subject property is owner occupied. As per the comment dated xx/xx/2018, the reason for default is excessive obligation. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Foreclosure Comments:According to the comment dated xx/xx/2018, the foreclosure was initiated in 2018 and the file was referred to attorney on xx/xx/2018. The sale was scheduled on xx/xx/2018. The sale has been postponed. However, the foreclosure was put on hold due to borrower has filed bankruptcy on xx/xx/2018.
Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The POC was filed by creditor xxx as trustee for xx on xx/xx/2019 for the secured claim amount is xx and arrearage amount is xx. Notice of xx payment change was filed on xx/xx/2019. As per the notice of xx payment change dated xx/xx/2019, the borrower has been making the payment in the amount of $xxx53 with the interest rate of 6.125%. The chapter 13 plan filed on xx/xx/2018 was confirmed on xx/xx/2019. The debtor has promised to pay for trustee in the amount of $xxx for 6 months and $xxx for 54 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx	Not Applicable	Affiliated Business Disclosure Loan Program Info Disclosure Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia State. The following required state disclosures are missing from the loan file.  1. VA Application Disclosure 2. Choice of Settlement Agent Disclosure 3. Disclosure of Charges for Appraisal or Valuation 4. Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the loan files."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.
Chain of assignment has been completed. Currently, the xx is with xxx, As Trustee For xx which was recorded on xx/xx/2018.
There is a HOA lien against the subject property in the amount of xx in the favor of xx which was recorded on xx/xx/2017.
1st and 2nd installment taxes for the year of 2019 have been paid in the amount of xx. No prior year delinquent taxes have been found.
As per the review of the payment history as of xx/xx/2020, the borrower has been delinquent for 6 months and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx41 which was applied for xx/xx/2019. The UPB is xx. The current P&I is $xxx91 and PITI is $xxx41.	Collections Comments:
The loan is currently in active bankruptcy and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx41 which was applied for xx/xx/2019. The borrowers xx had filed bankruptcy on xx/xx/2017 under chapter 13 with the case#xx. This plan was confirmed on xx/xx/2019. The RFD is unable to be determined. The loan was never modified since origination. No repairs and damages have been found. As per the comment dated 8/xx/217, the property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to review of the xxx report, the borrowers xx had filed bankruptcy on xx/xx/2017 under chapter 13 with the case#xx. The POC was filed by Creditor on xx/xx/2018 with the secured claim amount of xx and arrearage in the amount of $xxxs per the chapter 13 plan filed on xx/xx/2019, the debtor sxxpay the trustee the amount of $xxx per month for 3 months, then $xxx per month for 5 months, then $xxx09 per month for 10 months, then $xxx63 per month for 4 months, then $xxx96 per month for 38 months.. This plan was confirmed on xx/xx/2019. The amount to be paid is xx.
The Motion for Relief was filed on xx/xx/2018. Order was granted on this motion on xx/xx/2019.	Not Applicable	Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow acct disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file,

1. VA Application Disclosure
2. Choice of Settlement Agent Disclosure
3. Disclosure of Charges For Appraisal or Valuation
4. Copy of Appraisal or Statement of Appraised Value"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the available loan file."
								* TIL not hand dated (Lvl 2) "TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx. which was recorded on xx/xx/2003 in the amount of xx.

The chain of the assignment has not been completed. The latest assignment is xxx. AS Trustee for xx which was recorded on xx/xx/2017. It should be with Lone xx.
No judgment and liens were open against the borrower.

Combined annual taxes for the year of 2018 have been delinquent for the amount of xx which was due on xx/xx/2019 and good through on xx/xx/2020.	According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 19 months. The last payment received on xx/xx/2020, the payment applied date was xx/xx/2017 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. The borrower is currently delinquent for 19 months. The last payment received on xx/xx/2020, the payment applied date was xx/xx/2017 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is decreased income. The subject property has been occupied by the owner. No comments have been found for damages or repairs.

Foreclosure Comments:The foreclosure was initiated and the file was referred to the attorney on xx/xx/2018. Unable to determine the complaint filed date. The foreclosure sale was scheduled for xx/xx/2018. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2018. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is xx. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx. The chapter 13 plan was confirmed on xx/xx/2019. Under confirmed chapter 13 plan the debtor sxxpay to the trustee $xxxr 60 months.	Not Applicable	Affiliated Business Disclosure	2: Acceptable with Warnings	* Operative index value is unable to confirm (Lvl 2) "Unable to determine an operative index value."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per the note origination date is xx/xx/2003 and the hud-1 shows settlement date is xx/xx/2003, which is different from note date."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.80 in favor of xx.

The chain of assignment is completed as the subject xx is currently assigned to “U.S. xx Trust, as trustee for xx” and this AOM was recorded on xx/xx/2017.

Active junior or senior judgments/liens/mortgages:

1. There is an active junior xx in the updated title report in the amount of xx in favor of xx. and it was recorded on xx/xx/2007 .

The 1st installment of xx taxes for 2019 have been paid in the amount of xx on xx/xx/2019 and 2nd installment of xx are due on xx/xx/2020.

No prior year delinquent taxes have been found in the updated title report.
Review of updated payment history as of xx/xx/2020, the loan is currently in delinquency for +5 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx53 for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in active Bankruptcy. The loan is in delinquency for +5 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx53 for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.
The joint debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2017 with the Case#xx and the plan was confirmed on xx/xx/2018.
The Schedule-D in xxx shows that the unsecured amount is $xxxout of secured claim in the amount of xx and the value of collateral is xx.
The POC was filed on xx/xx/2017 with the secured claim of xx with an arrearage of $xxx94.
According to the debtor's amended chapte-13 plan which was filed on xx/xx/2018, the debtor sxxmake post-xx direct payments to be made by Debtor and the total arrearage of $xxx94 will be paid through the plan by prorate basis with interest of 5.000% from 7/2017. This plan was confirmed on xx/xx/2018.
The xxx was filed by the subject creditor on xx/xx/2018 due to failure of plan payments. The court was ordered on xx/xx/2018 that the Motion is denied  subject to Debtors curing the post-xx arrearage in equal monthly installments (the "Cure Payments") over 12 months beginning August 2018 (the "Cure Period").
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2017 and the complaint was filed on xx/xx/2017. Later, the foreclosure proceedings were placed on hold as the borrower had filed Bankruptcy under chapter-13 on xx/xx/2017 with the Case#xx. The loan is still in active Bankruptcy.

Update:
As per the collection comment dated xx/xx/2022, the borrower was deceased.
As per the collection comment dated xx/xx/2024, children paying the xx payments since mother died. The comment states that they may be talk with a broker on short sale. Further details not provided.
As per the collection comment dated xx/xx/2022, the BK case# xx was dismissed and closed xx/xx/2022.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2017 and the complaint was filed on xx/xx/2017. Later, the foreclosure proceedings were placed on hold as the borrower had filed Bankruptcy under chapter-13 on xx/xx/2017 with the Case#xx. The loan is still in active Bankruptcy.
Bankruptcy Comments:Claim No: 1
The joint debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2017 with the Case#xx and the plan was confirmed on xx/xx/2018.
The Schedule-D in xxx shows that the unsecured amount is $xxxout of secured claim in the amount of xx and the value of collateral is xx.
The POC was filed on xx/xx/2017 with the secured claim of xx with an arrearage of $xxx94.
According to the debtor's amended chapte-13 plan which was filed on xx/xx/2018, the debtor sxxmake post-xx direct payments to be made by Debtor and the total arrearage of $xxx94 will be paid through the plan by prorate basis with interest of 5.000% from 7/2017. This plan was confirmed on xx/xx/2018.
The xxx was filed by the subject creditor on xx/xx/2018 due to failure of plan payments. The court was ordered on xx/xx/2018 that the Motion is denied subject to Debtors curing the post-xx arrearage in equal monthly installments (the "Cure Payments") over 12 months beginning August 2018 (the "Cure Period").	The loan was modified on xx/xx/2016 with new principal balance of xx. The borrower promises to pay the new modified P&I of $xxx with the new fixed interest rate of 5.196% beginning from xx/xx/2017 to the new maturity date of xx/xx/2035.	Affiliated Business Disclosure Credit Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is "Moderate" due to following factors:

1. This loan failed the TILA finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Finance Charge Test: FAIL     Charged: xx   Allowed: xx    Variance: -xx

2. This loan failed the TILA foreclosure rescission finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx. This loan failed the TILA APR test as the annual percentage rate (APR) is 8.265%. The disclosed APR of 6.634% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

TILA Foreclosure Rescission Finance Charge Test:     Charged: xx   Allowed: xx    Variance: -xx

TILA APR Test: FAIL     Charged: 6.634%     Allowed: 8.265%     Variance:-1.631%"
* ComplianceEase TILA Test Failed (Lvl 2)     "1. This loan failed the TILA finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Finance Charge Test: FAIL     Charged: xx   Allowed: xx    Variance: -xx

2. This loan failed the TILA foreclosure rescission finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx. This loan failed the TILA APR test as the annual percentage rate (APR) is 8.265%. The disclosed APR of 6.634% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

TILA Foreclosure Rescission Finance Charge Test:     Charged: xx   Allowed: xx    Variance: -xx

TILA APR Test: FAIL     Charged: 6.634%     Allowed: 8.265%     Variance:-1.631%"
* Not all borrowers signed TIL (Lvl 2)     "The final TIL is not signed by all the borrowers."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by all the borrowers."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value: Date: Type:2055 Drive-by	Value: Date: Type:BPO	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2020 the subject xx was originated on xx., xx and recorded on xx/xx/2006.
The chain of assignment has been completed, currently the assignment is with xxx As Trustee For Sale xx.
The updated title does not show the liens and judgments.
Annual xx taxes for the year 2019 are delinquent in the amount of xx which was due on 11/xx/2019with good through xx/xx/2020 and the annual city taxes for the year 2019 are delinquent in the amount of xx which was due on xx/xx/2019 with the good through xx/xx/2020.
According to the payment history as of dated xx/xx/2020 the borrower has been delinquent for 26 months and the next due date is xx/xx/2017. The last payment was received on xx/xx/2020 for the amount of $xxx with an interest rate of 8.00%. The current UPB is reflected in payment history for the amount of xx. The Adjustment to contract rate clause in the note shows the "contract rate of 8.900% will be decreased by 0.30% beginning with the 13th month after every 12 consecutive monthly periods where all monthly installments were made in full within 30 days of their due date" .	Collections Comments:The current status of the loan is in active bankruptcy.
The process of foreclosure has been initiated, the file was referred to an attorney on xx/xx/2019. However, no further details have been found regarding the foreclosure.
The borrower xx, Jr had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019.
The reason for default is unable to be determined.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair.

Foreclosure Comments:The process of foreclosure has been initiated, the file was referred to an attorney on xx/xx/2019. However, no further details have been found regarding the foreclosure.
The borrower xx, Jr had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019.

Bankruptcy Comments:The borrower xx, Jr had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019 the amount of POC is xx and the arrearage amount is xx.
The amended chapter 13 plan was filed on xx/xx/2019 as per plan the debtor supposes to pay the trustee the amount of $xxxnthly for 36 months.	Not Applicable	Affiliated Business Disclosure Credit Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Dataxx Comparison Data xx  Variance -xx
This loan failed the TILA finance charge test.

TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -xx
This loan failed the TILA foreclosure rescission finance charge test.

TILA APR Test: FAIL Loan Data 7.522% Comparison Data 9.273% Variance -1.751%
This loan failed the TILA APR test.

TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Dataxx Comparison Data xx  Variance -xx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxILA APR Test: FAIL Loan Data 7.522% Comparison Data 9.273% Variance -1.751%
This loan failed the TILA APR test.
The annual percentage rate (APR) is 9.273%. The disclosed APR of 7.522% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Servicing transfer document is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.46 with xx as a nominee for xx xx. D/xx/A xx xx. recorded on xx/xx/2006 with the instrument # xx.
The chain of xx assignment has been completed. Currently, the xx assignment is withxxxxx Trust,xxxas trustee for xx recorded on xx/xx/2017.
No active judgments or liens have been found.
The annual combined taxes are delinquent in total amount of xx for the year of 2019.The good through date was xx/xx/2020.
As per review of payment history as of dated xx/xx/2020, borrower is 21 months delinquent. The next payment is due on xx/xx/2018. The last P&I payment was received on xx/xx/2020 in the amount of $xxx with the interest rate of 8.240%.The current unpaid principal balance is in the amount of xx.
Collections Comments:As per servicing comments the loan is in bankruptcy. As per review of payment history as of dated xx/xx/2020, borrower is 21 months delinquent. The next payment is due on xx/xx/2018. The last P&I payment was received on xx/xx/2020 in the amount of $xxx with the interest rate of 8.240%.The current unpaid principal balance is in the amount of xx.

As per xxx Sapp, xx (Debtor) and Sapp, xx  (Joint Debtor) have filed bankruptcy under chapter 13 on xx/xx/201817 with case no#xx. The proof of claim was filed on xx/xx/2018 with the secured claim in the amount of xx with arrears in the amount of xx. The plan was filed on xx/xx/2018. The amended plan was filed on xx/xx/2019 which was confirmed on xx/xx/2019. As per plan debtor has to pay pre-xx arrears amount of xx by monthly payment of $xxx. The xxx has not been filed yet. The date of last filing was xx/xx/2019.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx Sapp, xx (Debtor) and Sapp,xx (Joint Debtor) have filed bankruptcy under chapter 13 on xx/xx/2018 with case no#xx. The proof of claim was filed on xx/xx/2018 with the secured claim in the amount of xx with arrears in the amount of xx. The plan was filed on xx/xx/2018. The amended plan was filed on xx/xx/2019 which was confirmed on xx/xx/2019. As per plan debtor has to pay pre-xx arrears amount of xx by monthly payment of $xxx. The xxx has not been filed yet. The date of last filing was xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Missing initial and final 1003"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "IN License Validation test failed."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease risk indicator is Moderate.

This loan failed TILA test.

This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by -xx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by -xx.

This loan failed the TILA APR test.
The annual percentage rate (APR) is 11.093%. The disclosed APR of 9.673% is not considered accurate because it is more than
1/8 of 1 percentage point above.

This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "Compliance Ease risk indicator is Moderate.

This loan failed TILA test.

This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by -xx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by -xx.

This loan failed the TILA APR test.
The annual percentage rate (APR) is 11.093%. The disclosed APR of 9.673% is not considered accurate because it is more than
1/8 of 1 percentage point above.

This loan failed the TILA right of rescission test."
* LTV or CLTV exceeds 104% (Lvl 2)     "Appraisal report is missing from the loan file. Tape shows appraisal value is xx and loan amount is xx. LTV/CLTV exceeds 100%."
* Missing Appraisal (Lvl 2)     "Appraisal report at the of origination is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in “Indiana” State. The following state disclosures are missing in the loan file.
1) Hazard Insurance Disclosure
2) Federal Consumer Credit Protection Act Disclosure
3) Insurance Freedom of Choice Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing in the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	Fail		Value: Date: Type:2055 Drive-by	Value: Date: Type:BPO	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2001.
The chain of assignment has been completed. The last assignment was done from xx III to xxx, as Trustee for xx which was recorded on xx/xx/2017.
There is a senior xx open against subject property originated on xx.00 with xx., An xx recorded on xx/xx/1997 with the Instr | Book/Page# xx.

Updated title does not reflect the tax status, it states that the tax status to follow.
No delinquent taxes are found.
As per the review of the payment history as of xx/xx/2020, the borrower has been delinquent for more than thirty days and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxwith an interest rate of 3.000 % which was applied for xx/xx/2019. The current UPB is xx.	Collections Comments:As per the review of the servicing comment as of xx/xx/2020 and documents in file reveal that loan is in bankruptcy.
The borrower has been delinquent for more than thirty days and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxwith an interest rate of 3.000 % which was applied for xx/xx/2019. The current UPB is xx.
The borrower xx had filed bankruptcy under Chapter-13 plan with Case# xx on xx/xx/2016 and the plan was confirmed on xx/xx/2016. The last date of filing was on xx/xx/2019. The POC was filed by xx III on xx/xx/2016. The amount of claim xx and the arrearage amount is $xxx41. No cram down indicates in the bankruptcy for the subject xx.
No foreclosure proceedings have been found in the recent 24 months.
The reason for default is not found in the latest 24 months collection comments.
No foreclosure activity was found in the latest 24 months collection comments.
According to collection comment, no damages or repairs have been found.
The latest xxx Report inspection dated xx/xx/2019 states the subject property is owner occupied and the subject is a frame home that was occupied and maintained. There were no issues noted. There were no house numbers the location was verified with the assessor.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under Chapter-13 plan with Case# xx on xx/xx/2016 and the plan was confirmed on xx/xx/2016. The last date of filing was on xx/xx/2019. The order of chapter 13 plan was filed xx/xx/2016, states that the Chapter 13 plan filed xx/xx/2016(Doc#2) has been confirmed. The debtor sxxpay $xxx per month to the trustee, starting not later than 30 days after the order for relief, for 12 months and then $xxx per month for 48 months for a total 60 months. The total amount is xx.
The POC was filed by xx on xx/xx/2016. The amount of claim xx and the arrearage amount is $xxx41. No cram down indicates in the bankruptcy for the subject xx.
This Step modification agreement was signed between the borrowers xx on xx/xx/2014. The new principal balance is xx. However, there is principal reduction amount of xx of the principal balance is eligible for forgiveness. The interest rate of 2.000 % which steps up in 4 steps ending at 4.120%. The borrower promises to pay the monthly P&I of $xxxbeginning from xx/xx/2014. The maturity is xx/xx/2054. There is no provision for the balloon payment.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "IN License Validation Test: FAIL
This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien xx lending under the First Lien xx Lending License and Subordinate Lien xx Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien xx Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xxx, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Indiana license validation test."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test: - On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Indiana State. The following required state disclosures are missing from the loan file.
1. Hazard Insurance Disclosure
2. Federal Consumer Credit Protection Act Disclosure
3. Insurance Freedom of Choice Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form document is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.
No active judgments or liens found against the borrower or subject property.
The chain of assignment has been completed. Currently, the assignment is from xxx as trustee xx which was recorded on xx/xx/2018.
Combined annual taxes of 2019 have been due in the amount of xx on xx/xx/2020.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 10 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx22 which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx22 and the current interest rate is 9.990%.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx22 which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx22 and the current interest rate is 9.990%. According to the document located on “xx”, foreclosure was initiated in 2015 and the file was referred to attorney on xx/xx/2015. The complaint was filed on xx/xx/2015. The judgment was entered on xx/xx/2019. The previous sale was scheduled for xx/xx/2019. The sale has been postponed due to bankruptcy. However, the foreclosure was put on hold due to borrower has files bankruptcy on xx/xx/2019. As per the comment dated xx/xx/2020, foreclosure has been started. No further details have been found regarding the latest foreclosure. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The POC was filed by creditor xxx. as trustee for xx on xx/xx/2019 for the secured claim amount is xx and arrearage amount is xx. However, the POC deadline dated xx/xx/2019. The notice of payment change was filed on xx/xx/2019. The chapter 13 plan filed on xx/xx/2019 was confirmed on xx/xx/2019. The debtor has promised to pay for the trustee in the amount of $xxx00 for 60 months. As per the order on motion to modify chapter 13 plan dated xx/xx/2020, the debtor has promised to pay for trustee in the amount of xx into the plan through 2019; then $xxx75 per month commencing January 2020 for the remaining 52 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx36. The subject property is owner occupied. The reason for default is curtailment of income. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Foreclosure Comments:According to the document located on “xx”, foreclosure was initiated in 2015 and the file was referred to attorney on xx/xx/2015. The complaint was filed on xx/xx/2015. The judgment was entered on xx/xx/2019. The previous sale was scheduled for xx/xx/2019. The sale has been postponed due to bankruptcy. However, the foreclosure was put on hold due to borrower has files bankruptcy on xx/xx/2019. As per the comment dated xx/xx/2020, foreclosure has been started. No further details have been found regarding the latest foreclosure.
Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The POC was filed by creditor xxx. as trustee for xx on xx/xx/2019 for the secured claim amount is xx and arrearage amount is xx. However, the POC deadline dated xx/xx/2019. The notice of payment change was filed on xx/xx/2019. The chapter 13 plan filed on xx/xx/2019 was confirmed on xx/xx/2019. The debtor has promised to pay for the trustee in the amount of $xxx00 for 60 months. As per the order on motion to modify chapter 13 plan dated xx/xx/2020, the debtor has promised to pay for trustee in the amount of xx into the plan through December 2019; then $xxx75 per month commencing January 2020 for the remaining 52 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx36.	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2009 between the borrower "xx" and lender "xx”. As per the modified terms, the new principal balance is unable to be determined. The borrower has promised to pay in the amount of $xxx with the interest rate of 5.250% beginning on xx/xx/2009 till maturity date of xx/xx/2011 and the interest rate will be return prion to the modification on xx/xx/2011. As per the document located on “xx”, the modified P&I is $xxx22 with the interest rate of 9.990%.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien xx lending under the First Lien xx Lending License and Subordinate Lien xx Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien xx Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xxx, 2009.

IN License Validation Test: FAIL"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Indiana license validation test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Indiana State. The following required state disclosures are missing from the loan file.
1. Hazard Insurance Disclosure
2. Federal Consumer Credit Protection Act Disclosure
3. Insurance Freedom of Choice Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index  value is unable to determine from the loan files."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 which is in the favor of xx as nominee for xx. The chain of assignment has been completed; as the last assignment is with the xxx, as Trustee for xx.
There is a junior xx originated on xx.00 which is in the favor of xx as nominee for xx.
There is a judgment lien on the real estate of the borrower recorded on xx/xx/2018 in the amount of xx which is in the favor of xx.
The combined annual taxes of 2019 have been paid in the amount of xx. The annual city taxes of 2019 have been paid in the amount of xx. No prior year delinquent taxes have been found.
The review of payment history as of xx/xx/2020 shows that the borrower has been delinquent for 9 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied to xx/xx/2018. The current P&I is $xxx and PITI is $xxx. The current UPB is reflected in the amount of xx. As per comments dated xx/xx/2019, the current payment is ARM payment amount.	Collections Comments:The collection comments review states that the loan is in bankruptcy.
The review of payment history as of xx/xx/2020 shows that the borrower has been delinquent for 9 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied to xx/xx/2018. The current P&I is $xxx and PITI is $xxx. The current UPB is reflected in the amount of xx.
The loan has not been modified since origination. As per comments dated xx/xx/2019, the current payment of $xxx is ARM payment amount.
The reason for default is unable to be determined from the available comments.
As per comments dated xx/xx/2018 the foreclosure was initiated and the file was referred to attorney on the same date. As per comments dated xx/xx/2018, the FC sale was scheduled on xx/xx/2018; however, it was on hold due bankruptcy filed on xx/xx/2018.
The review of xxx documents states that the borrower has filed the bankruptcy under chapter 13 with the case number xx on xx/xx/2018. The current status is plan confirmed.
As per comments dated xx/xx/2019, the property has been owner occupied. No damage or repair related comments found.

Foreclosure Comments:As per comments dated xx/xx/2018 the foreclosure was initiated and the file was referred to attorney on the same date. As per comments dated xx/xx/2018, the FC sale was scheduled on xx/xx/2018; however, it was on hold due bankruptcy filed on xx/xx/2018.
Bankruptcy Comments:The review of xxx documents states that the borrower has filed the bankruptcy under chapter 13 with the case number xx on xx/xx/2018. The POC was filed xx/xx/2018 with claim amount of xx and arrearage amount of xx. The order on xxx was filed on xx/xx/2019. As per order confirming chapter 13 plan dated xx/xx/2018, the debtor sxxpay $xxx each week for the period of 60 months. No further information regarding the bankruptcy has been found.

Not Applicable	Affiliated Business Disclosure Final Title Policy is not legible HUD-1 Closing Statement Missing Required State Disclosures	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State KY which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* Final Title Policy is not legible (Lvl 3) "The Short form title policy is available in the loan files located at "xx"; however, the schedule B is missing from the policy."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with the itemization and estimated HUD are missing from the loan files. However, the second page of the HUD is located at " xx" but it is unable to confirm is this is of the subject xx related HUD."	* Missing Required Disclosures (Lvl 2) "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Kentucky State. The following required state disclosures are missing from the loan file.
1. Insurance Sales
2. Fair Housing Notice
3. Homeownership Protection Center Disclosures
4. Notice of Free Choice of Agent or Insurer
5. VA Application Disclosure
6. Choice of Settlement Agent Disclosure
7. Disclosure of Charges For Appraisal or Valuation
8. Copy of Appraisal or Statement of Appraised Value
9. Affiliated Business Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "An operative index value is unable to determine from the available loan files."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 1) "duplicate" * ComplianceEase TILA Test Failed (Lvl 1) "duplicate missing ROR"	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value: Date: Type:2055 Drive-by	Value: Date: Type:BPO	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The updated title dated xx/xx/2020 shows that the subject xx was originated on xx.
The chain of the assignment has been completed. The current assignment is with U.S xx Trust, xx, As Trustee for xx, which was recorded on xx/xx/2017.
No active judgments or liens have been found.
The annual xx taxes of 2019 are delinquent in the amount xx which was due on xx/xx/2019 and good through till xx/xx/2019.
The annual xx taxes of 2019 have been paid in the amount xx on xx/xx/2019.	According to the payment history as of xx/xx/2019, the borrower has been delinquent for 3 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx95, which was applied for xx/xx/2019. The current balance reflected as per the payment history is in the amount of xx.	Collections Comments:According to the servicing comments, the loan is in collections.

According to the payment history as of xx/xx/2019, the borrower has been delinquent for 3 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx95, which was applied for xx/xx/2019. The current balance reflected as per the payment history is in the amount of xx.

Reason for default is unable to be determined.

No evidences have been found regarding the occupancy in the comments history.

No BPO/inspection has been provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the xxx report, the borrower xx had filed bankruptcy under chapter-13 with case # xx on xx/xx/2017.
The proof of claim was filed on xx/xx/2018 with the secured claim amount of xx and the amount of arrearage was xx. The motion for relief from stay was filed xx/xx/2018 and order was granted on xx/xx/2018. The case was dismissed on xx/xx/2018.	Not Applicable	Affiliated Business Disclosure Credit Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "1. This loan failed the TILA finance charge test.
2. This loan failed the TILA foreclosure rescission finance charge test.
3. This loan failed the TILA APR test.
4. This loan failed the points and fees test.
5. This loan failed the predatory lending guidance test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL, Loan Data: xx, Comparison Data: xx and Variance: -xx.
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA APR Test: FAIL, Loan Data: 6.909%, Comparison Data: 8.548% & Variance: -1.639%.
This loan failed the TILA APR test.
The annual percentage rate (APR) is 8.548%. The disclosed APR of 6.909% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

TILA Finance Charge Test: FAIL, Loan Data: xx, Comparison Data: xx and Variance: -xx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxx GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per the note, the origination loan amount is xx. However, as per appraisal, the appraisal value is in the amount of xx. Hence, the LTV/CLTV exceeds 104%."
* Not all borrowers signed TIL (Lvl 2)     "The Final TIL is not signed by the borrowers."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "The Final TIL is not hand dated by the borrowers."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx. Of xx for the amount of xx.
No active judgments or liens found against the borrower or subject property.
The chain of assignment has been completed. Currently, the assignment is from xxx as trustee for xx which was recorded on xx/xx/2017.
Combined annual taxes of 2019 have been past due in the amount of xx on xx/xx/2019 which was good through till xx/xx/2020.
Personal annual taxes of 2019 have been past due in the amount of xx on xx/xx/2019 which was good through till xx/xx/2020.
According to latest payment history as of xx/xx/2019, the borrower is currently delinquent for 10 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx74 which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx74 and the current interest rate is 9.050%.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx74 which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx74 and the current interest rate is 9.050%. The loan was modified. According to the document located on “xx”, the foreclosure was initiated in 2015 and the file was referred to attorney on xx/xx/2015. The complaint was filed on xx/xx/2015. The sale date was scheduled for xx/xx/2016. However, the foreclosure was put on hold due to borrower has filed bankruptcy on xx/xx/2017. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2017. The POC was filed by creditor xx xx. on xx/xx/2017 for the secured claim amount is xx and arrearage amount is xx. However, the POC deadline dated xx/xx/2017. Notice of xx payment change was filed on xx/xx/2018. The motion for relief from stay was filed on xx/xx/2018. The chapter 13 plan filed on xx/xx/2017 was confirmed on xx/xx/2017. As per the amended chapter 13 plan dated xx/xx/2017, the debtor has promised to pay for trustee in the amount of $xxx00 for 3 months and $xxx00 for 57 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. As per the comment dated xx/xx/2020, the subject property is owner occupied. As per The reason for default is curtailment of income. According to comment dated xx/xx/2020, the subject property had damages. The amount to repair the property is unable to be determined. The loss draft check has been received in the amount of xx with the check #xx. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages and we also don’t have any latest BPO to verify the property condition. No details have been found regarding the insurance claim. According to the document located on “xx”, the lien is in the favor of “xx” which was recorded on xx/xx/2007 with Instrument # xx. The subject property is located in xx, which is non-super lien state.
Foreclosure Comments:According to the document located on “xx”, the foreclosure was initiated in 2015 and the file was referred to attorney on xx/xx/2015. The complaint was filed on xx/xx/2015. The sale date was scheduled for xx/xx/2016. However, the foreclosure was put on hold due to borrower has filed bankruptcy on xx/xx/2017.
Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2017. The POC was filed by creditor xx xx. on xx/xx/2017 for the secured claim amount is xx and arrearage amount is xx. However, the POC deadline dated xx/xx/2017. Notice of xx payment change was filed on xx/xx/2018. The motion for relief from stay was filed on xx/xx/2018. The chapter 13 plan filed on xx/xx/2017 was confirmed on xx/xx/2017. As per the amended chapter 13 plan dated xx/xx/2017, the debtor has promised to pay for trustee in the amount of $xxx00 for 3 months and $xxx00 for 57 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx.	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.

This loan failed the TILA foreclosure rescission finance charge test.

This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Finance Charge Test: FAIL The loan data is xx, the comparison data is xx and the variance is  -xx
This loan failed the TILA foreclosure rescission finance charge test.

The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxILA Foreclosure Rescission Finance Charge Test: FAIL The loan data is xx, the variance is xx and the comparison data is -xx
This loan failed the TILA APR test.

TILA APR Test: FAIL The loan data is 8.349% the comparison data is 9.996% and the variance is -1.647%
The annual percentage rate (APR) is 9.996%. The disclosed APR of 8.349% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Louisiana State. The following required state disclosures are missing from the loan file.
1. Authorization Fees, Charges and Expenses for Federally Related xx Loans
2. Anti-Tying Disclosure
3. Financial Institution Choice of Insurance Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated onxx (borrower) and (lender) xx II, which was recorded on xx/xx/2005. The chain of assignment is complete as the subject xx is with the current assignee, U.S. xx T$xxx xx.
There is an active civil judgment against the borrower in the amount of xx which was recorded on xx/xx/2009 in favor of xx.
There is an active Credit Card judgment against the borrower in the amount of xx which was recorded on xx/xx/2008 in favor of xx.
1st installment of city tax for the year of 2020 is delinquent which was due on xx/xx/2019 and it is good through on xx/xx/2020 in the amount of xx.
2nd installment of city tax for the year of 2020 is delinquent which was due on xx/xx/2019 and it is good through on xx/xx/2020 in the amount of xx.
3rd installment of city tax for the year of 2020 is past due under 30 days which is good through on xx/xx/2020 in the amount of xx.
4th installment of city tax for the year of 2020 is due on xx/xx/2020 in the amount of xx.
Review of the payment history provided from xx/xx/2005 to xx/xx/2020 reveals that borrower has been the delinquent for 30 months. The last payment was received in the amount of $xxx04 on xx/xx/2017 which was applied for the due date of xx/xx/2017. The next due date is xx/xx/2017. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 8.030%.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower has been the delinquent for 30 months. The last payment was received in the amount of $xxx04 on xx/xx/2017 which was applied for the due date of xx/xx/2017. The next due date is xx/xx/2017. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 8.030%.
Borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2017. POC was filed on xx/xx/2018 which shows that the amount of secured claim is xx and the amount of arrearage is xx. Schedule D of xxx dated xx/xx/2017  shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore the unsecured portion is xx. Debtor has filed amended chapter 13 plan on xx/xx/2018 which states that the debtor sxxpay $xxx00 per month for 60 months and debtor will cure the subject arrears which is in the total amount of xx through plan. Motion for Relief From Stay was filed on xx/xx/2019 by the subject creditor. Currently debtor is in active bankruptcy.
As per collection comments subject property has been occupied by the owner and is in average condition.

Update -
Currently, the loan is in collection.
As per comment dated xx/xx/2024, the chapter-13 case has been discharged but not closed.
As per comment dated xx/xx/2022, reinstatement has been received and effective on xx/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2017. POC was filed on xx/xx/2018 which shows that the amount of secured claim is xx and the amount of arrearage is xx. Schedule D of xxx dated xx/xx/2017 shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore the unsecured portion is xx. Debtor has filed amended chapter 13 plan on xx/xx/2018 which states that the debtor sxxpay $xxx00 per month for 60 months and debtor will cure the subject arrears which is in the total amount of xx through plan. Motion for Relief From Stay was filed on xx/xx/2019 by the subject creditor. Currently debtor is in active bankruptcy.	Not Applicable	Affiliated Business Disclosure Credit Application xx Insurance	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk indicator is moderate due to TILA Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test and TILA APR Test are failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test failed due to following reason;
1: TILA Finance Charge Test shows Loan Data xx, Comparison Data xx and Variance -xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx: TILA Foreclosure Rescission Finance Charge Test shows Loan Data xx, Comparison Data xx and Variance -xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx TILA APR Test: Loan Data 7.324%, Comparison Data 8.923% and Variance -1.599%.
The annual percentage rate (APR) is 8.923%. The disclosed APR of 7.324% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* MI, FHA or MIC missing and required (Lvl 2)     "This is Conventional Loan, LTV exceeds 80.00%. Therefore Mi Certificate is required which is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service provider disclosure is missing from the loan file."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx with xx, and it was recorded on xx/xx/2007.
The chain of assignment is complete. The loan is currently assigned to xxx xx Trust, xxx, as trustee for xx.
There is a junior xx originated on xx.xx withxx., and it was recorded on xx/xx/2007.
No active judgments or liens have been found.
First half city taxes for the year 2019 have been paid off in the amount of xx on xx/xx/2019.
Second half city taxes for the year 2019 have been paid off in the amount of xx on xx/xx/2019.
According to payment history as of xx/xx/2020, the borrower is delinquent for 6 months and next payment due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date of xx/xx/2019. The UPB is reflected in payment history in the amount of xx.	Collections Comments:According to payment history as of xx/xx/2020, the borrower is delinquent for 6 months and next payment due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date of xx/xx/2019. The UPB is reflected in payment history in the amount of xx.
According to the xxx, the debtor "xx" had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2016. POC was filed on xx/xx/2016 with POC amount xx and arrearage $xxxding to Schedule D of xxx dated xx/xx/2016, the amount of claim without deducting the value of collateral is xx and the value of collateral which supports the claim is xx, therefore, the unsecured claim is in the amount of xx.
Loan is still in active BK.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the debtor "xx" had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2016. POC was filed on xx/xx/2016 with POC amount xx and arrearage $xxxding to Schedule D of xxx dated xx/xx/2016, the amount of claim without deducting the value of collateral is xx and the value of collateral which supports the claim is xx, therefore, the unsecured claim is in the amount of xx.
Loan is still in active BK.
Loan modification agreement was made between Borrower and lender on xx/xx/2014. The new modified rate is 9.033 % and borrower promised to pay P&I in the amount of $xxxnning from xx/xx/2014. The new principal balance is xx in which Interest bearing amount is xx & deferred Balance is $xxxturity date is xx/xx/2032.
As per modification agreement dated xx/xx/2014 servicer has agreed to forgive the amount of xx from modified loan amount xx. The forgiven amount exceeds 2% of the principal balance.
Affiliated Business Disclosure Credit Application Missing Required Disclosures Missing Required State Disclosures	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. As per Appraisal report, the subject property is a Manufactured Home. Appraisal report states VIN# is unavailable. VIN number/Serial number has not been mentioned on legal description as well. Also Tax certificate has not been provided with updated title report.
Final title policy does not have ALTA 7. No latest BPO has been received.
No any affixation document is available in loan file."	* Lost Note Affidavit (Lvl 3) "The lost note affidavit located at "xx" has been found in the loan file. The original note may be damaged or destroyed. The loan has been modified on xx/xx/2014."	* Application Missing (Lvl 2) "Final loan application /1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is failed for Predatory Lending Guidance and for Points and Fees Test.
Loan data xx, comparison data $xxxe the variance is +$xxx GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Michigan State. The following required state disclosures are missing from the loan file.
1. MI Borrower's Bill of Rights
2. MI Consumer Caution and Homeownership Counseling Notice
3. Choice of Insurance Agent"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 which was recorded on xx/xx/2003 in the amount of xx in favor of xx as nominee for xx. There is a civil judgment against the borrower in the amount of xx which was recorded on xx/xx/2015 in favor of xx. No prior year delinquent taxes have been found.	Review of updated payment history as of xx/xx/2020, the loan is currently in delinquency for +9 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.	Collections Comments:
The loan is in active bankruptcy. The debtors xx had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2017. As per chapter 13 plan dated xx/xx/2017, the debtor sxxpay $xxx00 per month to the trustee for 60 months. The plan was confirmed on xx/xx/2018. The xxx was filed on xx/xx/2019. The POC was filed on xx/xx/2018 in the amount of $xxx86 and amount of arrearage is $xxx28. No foreclosure activities have been found in last 24 months. The loan is currently in delinquency for +9 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2019. The loan was modified on xx/xx/2015 with new principal balance of xx.  The borrower promises to pay the new modified P&I of $xxx with the new fixed interest rate of 8.116% beginning from xx/xx/2015 to the new maturity date of xx/xx/2033. The reason for default is excessive obligations. The borrower wants to keep the subject property. The latest property inspection report is not available in the loan file to determine current property condition. No damages and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:
The debtors xx had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2017. As per chapter 13 plan dated xx/xx/2017, the debtor sxxpay $xxxer month to the trustee for 24 months. The plan was confirmed on xx/xx/2018. The xxx was filed on xx/xx/2019. The POC was filed on xx/xx/2018 in the amount of $xxx86 and amount of arrearage is $xxx28.
The loan was modified on xx/xx/2015 with new principal balance of xx. The borrower promises to pay the new modified P&I of $xxx with the new fixed interest rate of 8.116% beginning from xx/xx/2015 to the new maturity date of xx/xx/2033.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Dicsloures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease Risk Indicator is moderate due to First Lien Lender Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "First Lien Lender Fees Test is fail. Loan data is $xxx and comparison data is $xxx. Hence, the variance is +$xxx."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provides document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report dated xx/xx/2020 shows an active subject xx which was originated on xx.
This report also shows one prior xx executed by borrowerxx for the amount of xx which was originated on xx.  Report states no release has been found.
Also, there is one xx active against subject property which is junior to subject xx recorded on 11/xx/2006under inst# xx in Book xx and Page xx for the amount of xx.
There is an active default judgment in the favor of xx which was recorded on xx/xx/2015 in the amount of xx.
There are 3 criminal judgments in the favor of xx which was recorded on xx/xx/2019 in the amount of xx.
The first name of the borrower is unable to confirm with the supporting documents.
No delinquent taxes have been found.

Current payment history as of xx/xx/2019 shows that borrower has been delinquent since xx/xx/2019. The last payment was received on xx/xx/2019. Recent 12 months payment history shows that the borrower has made short payments. The current UPB is xx and interest rate 4.250%.	Collections Comments:Loan is in active bankruptcy.
Current payment history as of xx/xx/2019 shows that borrower has been delinquent since xx/xx/2019. The last payment was received on xx/xx/2019. Recent 12 months payment history shows that the borrower has made short payments. The current UPB is xx and interest rate 4.250%.
No evidence of foreclosure has been found.
No evidence of litigation has been found.
No evidence of damage or repair to the subject property has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:xxx records show that the borrower had filed the bankruptcy under chapter 13, case#xx on xx/xx/2016. xxx reflects value of subject collateral in the amount of xx and amount of claim xx which results into an unsecured portion of xx. On June 6, 2016, Creditor filed Proof of Claim No. 8 in the amount of xx. The chapter 13 plan filed on xx/xx/2016 under Doc 2 shows amount of secured claim (based on the value of collateral) is xx to be paid by making estimated monthly installment of $xxx to subject creditor xx. The plan was confirmed on xx/xx/2016.	MOD missing
This is a conventional fixed rate loan with original interest at the rate of 12.65% and P&I in the amount of $xxx. Sellers tape data shows current interest rate 4.25% and P&I in the amount of $xxx along with deferred balance $xxxt shows reduction of interest rate and tape data also shows that loan was modified on xx/xx/2008. However, no modification agreement was found in the loan file.	Credit Application	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Unable to confirm whether Mobile home is affixed or not.
According to appraisal report dated xx/xx/2005, the subject property type is manufactured home. The legal description attached to Subject deed of trust and warranty deed does not contain any information regarding affixation of the property to land. However, as per updated title report dated xx/xx/2020, the legal description attached for the prior xx dated xx/xx/2003 recorded on xx/xx/2003 in Book 2006 and Page 347 reflects serial #13188 and Model# 28764. No alta 7 endorsement is attached to the title policy. Plus, no affixation affidavit was found in the loan file. Tax report attached with updated title shows design style as Doublewide Mobile Home."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is moderate due to failure of TILA Finance charge test and TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "CE risk indicator is moderate due to failure of TILA Finance charge test and TILA APR test.
TILA Finance charge test: Loan Data xx Comparison Data xx. Hence, the Variance is -xx.
TILA APR Test: FAIL Loan Data 11.404% Comparison Data 12.757% Hence, variance is -1.353%"
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not executed by the borrower."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 in favor of xx.
The chain of assignment is completed as the subject xx assignment is withxxxxx trust Trustee of xx.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
xx first, second and third installment taxes have been paid on xx/xx/2019, xx/xx/2019 and xx/xx/2019 respectively each in the amount ofxx and xx and fourth installment taxes are due on xx/xx/2020 in the amount of xx.
No prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2020, the borrower is currently delinquent for 5 months and the next due date for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx58 which includes P&I of $xxx, which was applied for the due date of xx/xx/2019. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the bankruptcy and the next due for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx58 which includes P&I of $xxx, which was applied for the due date of xx/xx/2019. The UPB reflected in the latest payment history is in the amount of xx.
Unable to determine the reason for the default of the borrower from the available comments.
No modification, forbearance details are available in recent collections comments. The borrower had made the last payment as per the note.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the borrower “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018. The POC was filed by the creditor xx, xx on xx/xx/2017 with the POC amount of xx and the amount of arrearage is $xxx52. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee 1-8 months in the amount of $xxx00 and $xxx00 for the next 52 months the total amount of xx to the trustee. No comment has been found indicating a cram-down. The last filing date of bankruptcy was xx/xx/2020.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Nevada state. The "Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application" state disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2020 shows that the xx was originated on xx. The subject xx was recorded on xx/xx/2006 with the instrument # xx.  The chain of the assignment has been completed. The current assignment is with U S xx Trust, N A, As Trustee for xx.
There is a civil judgment against the borrower has been found in the amount of xx in favor of xx, which was recorded on xx/xx/2017.
The second installments of combined taxes for the year of 2019 have been due in the amount of xx.
 The annual installments of combined taxes for the year of 2018 are delinquent in the amount of xx for the due date of xx/xx/2020, whose good through date is xx/xx/2020. The first installments of combined taxes for the year of 2019 are delinquent in the amount of xx for the due date of xx/xx/2020.
 The current ownership is vested in the name of xx(borrower).

The review of the payment history shows that, the borrower is currently delinquent from more than 3 months and the next due date is for xx/xx/2019. The last payment was received on xx/xx/2020, in the amount of $xxx, which was applied for xx/xx/2019. The UPB stated in the payment history is xx. The Current P&I is $xxx and PITI is $xxx, with the interest rate of 8.14%.	Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The reason for default is curtailment of income. The property has been occupied by the owner himself.
The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2017. The plan was confirmed on xx/xx/2018.
According to comment history dated xx/xx/2007, the property was affected by Hail damage and the check of amount xx is endorsed. As per comment history dated xx/xx/2017, the repairs are required to be done. The xxx Report (xx) states that the property is in average condition and it does not show any repair or damage to the property. No further details have been found in the collection comments that regarding the completion of repairs.
The last payment was received on xx/xx/2020, in the amount of $xxx, which was applied for xx/xx/2019. The UPB stated in the payment history is xx. The Current P&I is $xxx and PITI is $xxx, with the interest rate of 8.14%.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2017. The plan was confirmed on xx/xx/2018.
The post-xx due date was xx/xx/2019. The POC was filed on xx/xx/2018, the amount of claim is xx and amount of arrearage is $xxx02, under chapter 13, the debtor sxxpay to the trustee in the amount of $xxx. The schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx out of which xx is unsecured.
There is no any evidence of cram down.

Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures xx Insurance Notice of Servicing Transfer	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "This is conventional loan. The LTV at origination is 105.42%. The lender require the xx insurance certificate. However, xx insurance certificate is missing from loan file."	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test, the TILA foreclosure rescission finance charge test and the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxhe finance charge is xx.
The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxhe annual percentage rate (APR) is 11.200%. The disclosed APR of 9.523% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* LTV or CLTV exceeds 104% (Lvl 2)     "The original loan amount is xx and appraised value is xx, so that the LTV exceeds 104%."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in state of Ohio. The following state required disclosures are missing namely as
1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
3. Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     ""The Servicing Transfer Disclosure is missing from the loan file. ""
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value: Date: Type:2055 Drive-by	Value: Date: Type:BPO	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The Updated title report dated xx/xx/2005 shows that the xx was originated on xx. The subject xx was recorded on xx/xx/2005 with the instrument # xx.   The chain of the assignment has been completed. The current assignment is with U.S. xx Trust, N A, as Trustee for xx. The first installments of combined taxes for the year of 2019 have been paid in the amount of xx. The second installments of combined taxes for the year of 2019 are due in the amount of xx for the due date of xx/xx/2020. The current ownership is vested in the name of xx (borrower).

The review of the payment history shows that, the borrower is currently delinquent from more than 8 months and the next due date is for xx/xx/2019. The last payment was received on xx/xx/2019, in the amount of $xxx, which was applied for xx/xx/2019. The UPB stated in the payment history is xx. The Current P&I is $xxx and PITI is $xxx, with the interest rate of 7.55%.

Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The reason for default is curtailment of income.
According to comment history dated xx/xx/2017, the property is vacant and secured.
The last payment was received on xx/xx/2019, in the amount of $xxx, which was applied for xx/xx/2019. The UPB stated in the payment history is xx. The Current P&I is $xxx and PITI is $xxx, with the interest rate of 7.55%.
According to comment history, the foreclosure process was initiated and the file was referred to an attorney on xx/xx/2015. The foreclosure process was kept on hold from xx/xx/2016 because of bankruptcy.
The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2016. The plan was confirmed on xx/xx/2016.
The post-xx due date was xx/xx/2019. The POC was filed on xx/xx/2016, the amount of claim is xx and amount of arrearage is xx, under chapter 13, the debtor sxxpay to the trustee in the amount of $xxxnthly for 60 months. The schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx out of which xx.
There is no any evidence of cram down.

Update -
Currently, the loan is in collection.
As per the comment dated xx/xx/2022, the BK case was terminated without discharge on xx/xx/2022.
As per the comment dated xx/xx/2023, the foreclosure has been dismissed. Further details not provided.

Foreclosure Comments:According to comment history, the foreclosure process was initiated and the file was referred to an attorney on xx/xx/2015. The foreclosure process was kept on hold from xx/xx/2016 because of bankruptcy.
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2016. The plan was confirmed on xx/xx/2016.
The post-xx due date was xx/xx/2019. The POC was filed on xx/xx/2016, the amount of claim is xx and amount of arrearage is xx, under chapter 13, the debtor sxxpay to the trustee in the amount of $xxxnthly for 60 months. The schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx out of which xx.
There is no any evidence of cram down.

The modification agreement was done on xx/xx/2014, between the (borrower)xx and the (lender) xx.
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of 7.55% with the modified P&I of $xxx.
The first payment date was due on xx/xx/2014 and the new maturity date is xx/xx/2035.
There is no deferred balance stated. The amount of xx is eligible for forgiveness.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxhe finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test and the TILA foreclosure rescission finance charge test."
* DTI > 60% (Lvl 2)     ""According to the final loan application the borrower’s total monthly income is $xxxd  total debts are in the amount of $xxxo, the DTI is greater than 60%.  ""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in state of Ohio. The following state required disclosures are missing namely as
1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
3. Non-Deposit Insurance Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value: Date: Type:2055 Drive-by	Value: Date: Type:BPO	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of updated title report dated xx/xx/2020 states that the subject xx was originated on xx.56 which is in the favor of xx. The chain of assignment has been completed; as the last assignment is with the xxx, as Trustee for xx.
There are three renewed judgment recorded on the different dates in the favor ofxx., & xx USA NA.
There are three civil judgments against the borrower, first was recorded on xx/xx/2013 in the amount of xx which is in the favor of xx. The second was recorded on xx/xx/2017 in the amount of xx which is in the favor of xx.
Bureau, xx.. The third was recorded on xx/xx/2017 in the amount of xx which is in the favor of xx.
There are two credit card judgments against the borrower, the first was recorded on xx/xx/2015 in the amount of xx which is in the favor of xx.
(USA) xx The second was recorded on xx/xx/2015 in the amount of xx which is in the favor of xx.
 The second installment combined taxes of 2019 have due in the amount of xx.
The first installment combined taxes of 2019 have been paid in the amount of xx. No prior year delinquent taxes have been found.
The review of payment history as of xx/xx/2019 shows that the borrower has been delinquent for 7 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied to xx/xx/2019. The current P&I is $xxx and PITI is $xxx. The current UPB is reflected in the amount of xx.	Collections Comments:The collection comments review states that the loan is in bankruptcy.
The review of payment history as of xx/xx/2019 shows that the borrower has been delinquent for 7 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied to xx/xx/2019. The current P&I is $xxx and PITI is $xxx. The current UPB is reflected in the amount of xx.
As per note there is adjustment to contract rate clause stating that the rate will be decreased by 0.25% after every 12 consecutive month payments and current interest rate is 4.97% which is 3% less than the original rate of 7.97% but there is no evidence regarding this has been found.
The loan does not seem to be modified.
The reason for default was unable to be determined.
According to the xxx, the borrower xx. Young had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2016. The POC was filed on xx/xx/2016 with the claim amount is xx  and amount of arrearage is $xxx. The schedule D of xxx shows the claim amount of xx with the supporting value of collateral is xx so the unsecured portion is in the amount of xx. No comments reporting regarding the cram-down. The order on xxx was filed on xx/xx/2019. The order confirming chapter 13 plan dated xx/xx/2016 was filed on xx/xx/2016 as per which the arrearage amount is $xxxoreclosure activity has been found.
The current property occupancy and condition is unable to be determined. No damage or repair related comments found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx. Young had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2016. The POC was filed on xx/xx/2016 with the claim amount is xx and amount of arrearage is $xxx. The schedule D of xxx shows the claim amount of xx with the supporting value of collateral is xx so the unsecured portion is in the amount of xx. No comments reporting regarding the cram-down. The order on xxx was filed on xx/xx/2019. The order confirming chapter 13 plan dated xx/xx/2016 was filed on xx/xx/2016 as per which the arrearage amount is $xxx.	Not Applicable	Affiliated Business Disclosure Credit Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The CE risk indicator is moderate as this loan failed the TILA Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test and TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: Result FAIL Loan Data xx Comparison Data xx Variance -xx.
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx
TILA Foreclosure Rescission Finance Charge Test: Result FAIL Loan Data xx Comparison Data xx Variance -xx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxILA APR Test: Result FAIL Loan Data 6.757% Comparison Data 8.235% Variance -1.478%.
This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 8.235%. The disclosed APR of 6.757% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per appraisal report the appraised value is xx and the loan amount is xx so the LTV is greater than 104.00%."
* Not all borrowers signed TIL (Lvl 2)     "The final TIL is not executed by the borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2020 the subject xx was originated on xx. The chain of assignment has been completed, currently the assignment is with xxx As Trustee For xx.
There are 6 state tax liens and 1 IRS lien against the borrower.
The state tax liens are in the favor of xx. The first state tax lien was recorded on xx/xx/2009 for the amount of xx.
The second was recorded on08/xx/2014 for the amount of xx.
The third was recorded on xx/xx/2014 for the amount of xx.
The fourth was recorded on xx/xx/2014 for the amount of xx.
The fifth was recorded on xx/xx/2014 for the amount of xx.
The sixth was recorded on xx/xx/2015 for the amount of xx.
The IRS lien was recorded on xx/xx/2013 for the amount of xx in the favor of xx.
Combined taxes for the year 2019 will due on xx/xx/2020 and xx/xx/2020 in the total amount of xx. No prior delinquency has been found.
According to the payment history as of dated xx/xx/2019 the borrower has been delinquent for 38 months and the next due date is xx/xx/2016. The last payment was received on xx/xx/2019 with the monthly P&I as $xxxth an interest rate of 9.490%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The current status of the loan is in foreclosure. The process of foreclosure has been initiated, the file was referred to an attorney and the complaint was filed. The servicing comments dated xx/xx/2019 shows the foreclosure sale was scheduled on xx/xx/2020. No further comments have been found regarding the foreclosure.

The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2016 and the plan was confirmed on xx/xx/2017. The bankruptcy status is case was dismissed on xx/xx/2019.
The reason for default is marital problems.
The loan has not been modified since the origination.
The subject property occupancy is unable to be determined. No comments have been found regarding the property damage or repair.

Foreclosure Comments:The process of foreclosure has been initiated, the file was referred to an attorney and the complaint was filed. The servicing comments dated xx/xx/2019 shows the foreclosure sale was scheduled on xx/xx/2020. No further comments have been found regarding the foreclosure.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2016 and the plan was confirmed on xx/xx/2017. The bankruptcy status is case was dismissed on xx/xx/2019.
The POC was filed on xx/xx/2016 the amount of POC is xx and the arrearage amount is xx.
The chapter 13 plan was filed on xx/xx/2016 as per plan the debtor supposes to pay the trustee amount of $xxxr month for the 60 months.	Not Applicable	Affiliated Business Disclosure Credit Application Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx  Comparison Data xx Variance -xx
This loan failed the TILA finance charge test.

TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -xx
This loan failed the TILA foreclosure rescission finance charge test.

TILA APR Test: FAIL Loan Data 8.485% Comparison Data 10.001%  Variance -1.516%
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx  Comparison Data xx Variance -xx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxILA APR Test: FAIL Loan Data 8.485% Comparison Data 10.001%  Variance -1.516%
This loan failed the TILA APR test.
The annual percentage rate (APR) is 10.001%. The disclosed APR of 8.485% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file. The copy of appraisal is available located at ("9805234458_1037_08012005_sales office real estate appraisal_236072859") dated xx/xx/2005 , which is more than 120 days before the note date."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2020 the subject xx was originated on xx.xxhe chain of assignment has been completed, currently the assignment is with xx.
There are two senior mortgages. The first senior xx was originated on xx.xx.
The second junior xx was originated on xx.xx and recorded on xx/xx/xx.
There is a civil judgment recorded on xx/xx/2016 for the amount of xx in the favor of xx.
The notice of civil action for the complaint of xx foreclosure  was filed on xx/xx/2018 with case# xx .

According to the payment history as of dated xx/xx/2019 the borrower has been delinquent for 8 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 for the amount of $xxx). The monthly P&I is in the amount of $xxx an interest rate of 5.000%. The current UPB is reflected in payment history for the amount of xx. As per the document located at (xx) shows the prior to loan modification the rate was 9.23% and P&I was $xxxh was as per rate reduction may be.

Collections Comments:The current status of the loan is in active bankruptcy.
The process of foreclosure has been initiated. The file was referred to an attorney. The notice of civil action for the complaint of xx foreclosure was filed on xx/xx/2018. However, no further details have been found regarding the foreclosure.
The borrower xx had filed bankruptcy under chapter 13 case # xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019.
The loan has been modified since the origination.
The reason for default is unable to be determined.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair.

Foreclosure Comments:The process of foreclosure has been initiated , the file was referred to an attorney . The notice of civil action for the complaint of xx foreclosure  was filed on xx/xx/2018. However, no further details have been found regarding the foreclosure.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019.
The POC was filed on xx/xx/2018 the amount of POC is xx and the arrearage amount is $xxxchapter 13 plan was filed on xx/xx/2018 as per plan the debtor supposes to pay the trustee the amount of $xxxhly starting from xx/xx/2018 from the total amount of xx.	The modification agreement was made between the lender xx and the borrower xx on xx/xx/2017 and the new principal balance as per mod is xx. The first payment was due on xx/xx/2017 and the maturity date is xx/xx/2029. The modified P&I is in the amount of $xxx an interest rate of 5.00%. The amount of $xxxhe deferred principal balance. The modification does not contain balloon payment.	Affiliated Business Disclosure Credit Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -xx
This loan failed the TILA finance charge test.

TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -xx
This loan failed the TILA foreclosure rescission finance charge test.

TILA APR Test: FAIL Loan Data 10.022% Comparison Data 11.162% Variance -1.140%
This loan failed the TILA APR test.

TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test.

Interest Rate Test: FAIL Loan Data 10.480% Comparison Data 7.000% Variance +3.480%
This loan failed the interest rate test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Interest Rate Test: FAIL Loan Data 10.480% Comparison Data 7.000% Variance +3.480%
This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -xx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxA APR Test: FAIL Loan Data 10.022% Comparison Data 11.162% Variance -1.140%
This loan failed the TILA APR test.
The annual percentage rate (APR) is 11.162%. The disclosed APR of 10.022% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.
								GSE (Freddie Mac public guidelines) Points and Fees Test: FAIL Loan Data $xxxarison Data $xxxance +$xxxequired Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value: Date: Type:2055 Drive-by	Value: Date: Type:BPO	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.67 in favor of xx.

The chain of assignment is completed as the subject xx is currently assigned to “xxx as Trustee for xx” and this AOM was recorded on xx/xx/2017.

Active junior or senior judgments/liens/mortgages:

1. There is an active junior xx in the updated title report in the amount of xx in favor of xx. and it was recorded on xx/xx/2017.

The annual xx taxes for 2019 have been paid in full in the amount of xx on xx/xx/2019.

No prior year delinquent taxes have been found in the updated title report.

The legal description of the subject property is mentioned in the vesting deed (Recorded on xx/xx/2001 with Book/Page# xx) as "xx" wherein Subject xx shows  it as "xx"
Review of updated payment history as of xx/xx/2020, the loan is currently in delinquency for +4 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in active Bankruptcy. The loan is in delinquency for +4 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2017 and the complaint was filed on6/xx/2017. The foreclosure proceedings were placed on hold as the borrowers had filed Bankruptcy under chapter-13 on xx/xx/2017. The loan is still in active Bankruptcy.

Update -
As per the comment dated xx/xx/2023, the BK case has been discharged on xx/xx/2023.
As per comment dated xx/xx/2022, the subject property was damaged in 2020. The BWR filed a claim in 2021, and the claim was denied due to the lapse in time from damages to the claim. As per comment dated xx/xx/2022, the majority of the damage on the roof does not appear to be recent. The interior damages are consistent with water intrusion and in an uninhabitable state. Ceilings have collapsed, carpets have mold. Walls are covered in black mold. Insulation hanging from the ceilings. As per comment dated xx/xx/2022, the roof damages due to multiple storms, strong winds, and tornadoes from 03/2020. Further details not provided.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2017 and the complaint was filed on6/xx/2017. The foreclosure proceedings were placed on hold as the borrowers had filed Bankruptcy under chapter-13 on xx/xx/2017. The loan is still in active Bankruptcy.

Bankruptcy Comments:Claim No: 9
The joint debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2017 with the Case#xx and the plan was confirmed on xx/xx/2017.
The Schedule-D in xxx shows that the unsecured amount is $xxxut of secured claim in the amount of xx and the value of collateral is xx.
The POC was filed on xx/xx/2017 with the secured claim of xx with an arrearage of $xxx89.
According to the debtor's Chapter-13 plan which was filed on xx/xx/2017, the subject xx payments will be maintained and the total arrearage of $xxx00 will be paid through the plan. This plan was confirmed on xx/xx/2017	The loan was modified on xx/xx/2014 with the unpaid principal balance of xx out of which xx has been forgiven and the new modified principal amount is in the amount of xx. The borrower promises to pay the new modified P&I of $xxx with the new fixed interest rate of 4.876% beginning from xx/xx/2014 to the new maturity date of xx/xx/2033.	Affiliated Business Disclosure Credit Application Missing Required Disclosures Prepayment Penalty Rider	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is "Moderate" since this loan failed the brokerage/finder fee test as the xx loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the xxe Rules and Regulations, brokerage fee is synonymous with finder fee.

Brokerage/Finder Fee Test: FAIL     Charged: $xxx48    Allowed: $xxx19     Over by: +$xxx29"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test as the xx loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the xxe Rules and Regulations, brokerage fee is synonymous with finder fee.

Brokerage/Finder Fee Test: FAIL     Charged: $xxx48    Allowed: $xxx19     Over by: +$xxx29"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* LTV or CLTV exceeds 104% (Lvl 2)     "The LTV/CLTV of the loan is exceeded 100% as the appraised value of the subject property is showing in Appraisal report as xx which is less than the loan amount (xx)."
* Missing Required Disclosures (Lvl 2)     "Settlement Services Providers List (SSPL) disclosure is missing from the loan file."
* Not all borrowers signed TIL (Lvl 2)     "The final TIL is not signed by all the borrowers."
* Prepayment Rider Missing (Lvl 2)     "The loan has prepayment option but no such rider is attached with the recorded copy of the subject xx."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "ROR transaction date is mentioned as xx/xx/2003 but the original Note date is xx/xx/2003."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by all the borrowers."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx.xxhe chain of assignment is complete. Active judgments and liens found pending are as follows: There are multiple civil judgments against the borrower which is in the amount of xx.6. There is one HOA lien open against the subject property in the amount of xx held byxx. and recorded xx/xx/2014. Annual xx taxes for the year of 2019 have been paid in the amount of xx. No delinquent taxes have been found for the prior years.	Review of the payment history available from xx/xx/2007 to xx/xx/2020 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxxh was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in active bankruptcy. According to the xxx report, the debtor xx had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $xxx60 months. The POC was filed on xx/xx/2019. The POC amount is xx and total arrearage amount is xx. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. Available servicing comment and documents in file reveal that loan is in foreclosure since 2016. Foreclosure was referred on xx/xx/2016. Foreclosure was put on hold due to subject borrower had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2019.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2016. Foreclosure was referred on xx/xx/2016. Foreclosure was put on hold due to subject borrower had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2019.
Bankruptcy Comments:According to the xxx report, the debtor xx had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $xxx60 months. The POC was filed on xx/xx/2019.  The POC amount is xx and total arrearage amount is xx.
The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx.

The loan was modified with an effective date of xx/xx/2017 and a new principal balance is xx to a step modification and the rate started from 4.875% and borrower had given promise to pay P&I in the amount of $xxxnning on xx/xx/2017 with a new maturity date of xx/xx/2057. The rate changes in 3 steps ending at 6.930%.	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk indicator is "Moderate" due to :
1) This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) )The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx

2)This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 8.069%. The disclosed APR of 8.514% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.FAIL"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR
§226.23(h) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -xx
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -xx
TILA APR Test: FAIL Loan Data 8.514% Comparison Data 8.069% Variance +0.445%"
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not executed by the borrowers"
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form is missing from the loan file."
								* TIL not hand dated (Lvl 2) "FInal TIL is not hand dated by all borrower."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,676.78	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.xxf Virginia which was recorded on xx/xx/2006.
The chain of xx assignment has been completed. Currently, the xx assignment is with xxx xx, xxx, as Trustee for xx.
There are judgments open these are as follows:
1) There is a civil judgment open against the borrower in the favor of xx in the amount of xx which was recorded on xx/xx/2013.
2) There is a civil judgment open against the borrower in the favor of xx in the amount of xx which was recorded on xx/xx/2012.
3) There is a civil judgment open against the borrower in the favor ofxx in the amount of xx which was recorded on xx/xx/2014.
Annual xx taxes of 2019 have been paid in the amount of xx.	The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The delinquency has been done for 2 months. The last payment was received on xx/xx/2020 in the amount of $xxxit was applied for the due date of xx/xx/2019. The current P&I is $xxxinterest rate is 10.74%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The delinquency has been done for 2 months. The last payment was received on xx/xx/2020 in the amount of $xxxit was applied for the due date of xx/xx/2019.
According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017. Schedule D in xxx dated xx/xx/2017 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. POC was filed by xx xx on xx/xx/2017, in the secured claim amount of xx and an arrearage in the amount of $xxxd chapter 13 plan was filed on xx/xx/2018, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xxxregular payment will be paid in the amount of $xxxlan was confirmed on xx/xx/2018.
No foreclosure proceedings have been found in the recent 24 months.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017. Schedule D in xxx dated xx/xx/2017 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. POC was filed by xx xx on xx/xx/2017, in the secured claim amount of xx and an arrearage in the amount of $xxxd chapter 13 plan was filed on xx/xx/2018, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xxxregular payment will be paid in the amount of $xxxlan was confirmed on xx/xx/2018.	The loan modification agreement was made between borrower and xx xx on xx/xx/2014 with the new modified unpaid principal balance is xx.
At the loan modification, total outstanding balance was xx. From this outstanding balance, lender had forgiven the principal balance in the amount of xx. This amount exceeds 2% of loan modified balance.
The interest bearing amount was xx with interest rate 10.74% and the modified P&I was $xxxfirst modified payment due date was xx/xx/2014 and the maturity date will be xx/xx/2032.	Affiliated Business Disclosure Credit Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is Missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per appraisal report dated xx/xx/2006, the appraised value is xx which is less than original loan amount xx. Hence, LTV or CLTV is exceeds is 104%"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx in the amount of xx which was recorded on xx/xx/2006. The chain of assignment has been completed. Currently, the assignment is from xx of xx, xxx to xxx xx Trust, xxx, As Trustee for xx. No active liens and judgments have been found against the borrower and property. The 4th installment city taxes for the year 2020 have been due in the amount of xx which was due on xx/xx/2020. No prior years of delinquent taxes have been found.	As per the review of payment history as of xx/xx/2020, the borrower is currently delinquent for 18 months and next due date is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2018. The current P&I is $xxxPITI is $xxxB reflected in the payment history is in the amount of xx.

Collections Comments:The loan is currently in the bankruptcy. The borrower is currently delinquent for 18 months and next due date is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2018. The current P&I is $xxxPITI is $xxxB reflected in the payment history is in the amount of xx.
The reason for default is unable to be determined.
The loan has been modified on xx/xx/2013.
As per comment dated xx/xx/2018, the file was referred to an attorney on xx/xx/2015. The judgment was entered on xx/xx/2016. However, the borrower “xx” had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2016 and foreclosure put on hold.
The borrower “xx” had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2016. The plan was confirmed on xx/xx/2018. The POC was filed by xx, xxx on xx/xx/2017 with the secured claim amount of xx and the arrearage is xx. As per deadline hearing the deadline to file the POC was set for xx/xx/2017. The schedule-D of xxx dated xx/xx/2016, reflects the amount of claim is xx and the value of collateral is xx. Hence, the unsecured portion is xx. As per chapter 13 plan dated xx/xx/2016, the debtor sxxpay the trustee $xxxhly for 60 months. The plan was provided for arrearages. As per Stipulation filed on xx/xx/2020, the Debtor sxxcure the arrears by remitting $xxxmonth commencing February 5, 2020 through September 5, 2020. The Debtor sxxcommence regular Trustee payments in January, 2020. In the event that the Debtor defaults on the terms of this Stipulation, this case may be dismissed by Order of this Court. The date of last filing is xx/xx/2020.
As per comment dated xx/xx/2019, the subject property is owner-occupied.
No comments were indicating damages and repairs to the subject property.

Update - 40949
Currently, the loan is in collection.
As per the comment dated xx/xx/2024, the BK case has been discharged.
As per the comment dated xx/xx/2024, the RFD is curtailment of income.
As per comment dated xx/xx/2023, the foreclosure has been closed due to reinstatement.
As per comment dated xx/xx/2024, the modification has been approved. The new modified rate is 6.000%, and the borrower promises to pay P&I of $xxxch began on xx/xx/2024. The new principal balance is xx. The maturity date is xx/xx/2054.
Foreclosure Comments:As per comment dated xx/xx/2018, the file was referred to an attorney on xx/xx/2015. The judgment was entered on xx/xx/2016. However, the borrower “xx” had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2016 and foreclosure put on hold.

Bankruptcy Comments:The borrower “xx” had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2016. The plan was confirmed on xx/xx/2018. The POC was filed by xx of xxx, xxx on xx/xx/2017 with the secured claim amount of xx and the arrearage is xx. As per deadline hearing the deadline to file the POC was set for xx/xx/2017. The schedule-D of xxx dated xx/xx/2016, reflects the amount of claim is xx and the value of collateral is xx. Hence, the unsecured portion is xx. As per chapter 13 plan dated xx/xx/2016, the debtor sxxpay the trustee $xxxhly for 60 months. The plan was provided for arrearages. As per Stipulation filed on xx/xx/2020, the Debtor sxxcure the arrears by remitting $xxxmonth commencing February 5, 2020 through September 5, 2020. The Debtor sxxcommence regular Trustee payments in January, 2020. In the event that the Debtor defaults on the terms of this Stipulation, this case may be dismissed by Order of this Court. The date of last filing is xx/xx/2020.	This modification agreement was made between lender xx, xxx and borrower xx on xx/xx/2013. As per the modified term the new principal balance is xx. The borrower promises to pay the monthly P&I in the amount of $xxx an interest rate of 4.250 % beginning from xx/xx/2013 with a maturity date of xx/xx/2053. There is a deferred principal balance in the amount of xx. Hence, the interest bearing amount is xx.	Final Truth in Lending Discl. Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures xx Insurance Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 4.125%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
The loan data is 0.000% and comparison data is 4.125%; hence, the variance is -4.125%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is a Conventional loan. Final application shows the monthly MI payment is $xxxr, MI certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Massachusetts, following state disclosures are missing from the loan files. 1. Lead-Based Paint Disclosure 2. xx Loan Application Disclosure 3. Carbon Monoxide Alarms 4. MA Smoke Detector Certificate 5. Notice of the Specific Reason for Denial of Credit 6. Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Operative index value is unable to confirm (Lvl 2) "Operative index value is unable to be determined from the loan files."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx.com
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is one HOA lien open against the subject property in the amount of xx held by  xx and recorded xx/xx/2016.
The subject property address has not been given on the lien document (xxpg# xx)) however borrower name has been mention on it.
There is junior xx against subject property which is in the amount of xx recorded on xx/xx/2009 and originated by xx.
Annual xx taxes for the year of 2019-20 have been paid in the amount of xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2008 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxx53 which was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in active bankruptcy.
According to the xxx report, the debtor xx had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2016 and the plan was confirmed on xx/xx/2017. The POC was filed on xx/xx/2017.  The POC amount is xx and total arrearage amount is xx.
Review of the payment history available from xx/xx/2008 to xx/xx/2019 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxx53 which was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.

Update - 40950
Currently, the loan is in collection.
As per the comment dated xx/xx/2022, the BK case has been discharged on xx/xx/2022 and closed on xx/xx/2022. Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the debtor xx had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2016 and the plan was confirmed on xx/xx/2017. The POC was filed on xx/xx/2017. The POC amount is xx and total arrearage amount is xx.	The loan was modified with an effective date of xx/xx/2015 and a new principal balance is xx to a step modification and the rate started from 2.00% and borrower had given promise to pay P&I in the amount of $xxx beginning on xx/xx/2015 with a new maturity date of xx/xx/2047. The rate changes in 3 steps ending at 3.850%.	Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase risk indicator is “Moderate” due to TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test is fail. Loan data is 6.065%  and comparison data is 6.046%. Hence the variance is +0.019%."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value: Date: Type:2055 Drive-by	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated Title Report dated xx/xx/2020 reflectcs the subject xx from xx recorded xx/xx/2007 for xx is in 1st lien position.  There is a break in Assignment Chain and a Gap Assignment needed.  Assignment from xx of xxx, xxx to xx Association was recorded xx/xx/2013 followed by Assignment from xx Association to xx of xxx, xxx recorded xx/xx/2016 followed by Assignment from xx Association to xxx xx Trust xxx, as Trustee for xx recorded xx/xx/2018 followed by Assignment from xx of xxx, xxx to xxx xx Trust xxx, as Trustee for xx recorded xx/xx/2018.
There are 4 IRS Federal Tax Liens due totaling xx.  Breakdown as follows:
- IRS Federal Tax Lien in the amount of xx recorded xx/xx/2008.
- IRS Federal Tax Lien in the amount of xx recorded xx/xx/2009.
- IRS Federal Tax Lien in the amount of xx recorded xx/xx/2010.
- IRS Federal Tax Lien in the amount of xx recorded xx/xx/2010.
The 2020 City 1st, 2nd, and 3rd quarter taxes were paid.
The 2020 City 4th quarter taxes were partially paid in the amount of xx however the balance is due in the amount of xx by xx/xx/2020.
Annual tax amount is xx.	The pay history as of xx/xx/2020 reflects the loan is currently 5 months delinquent and next due for the xx/xx/2019 payment. The last payment was received on xx/xx/2020 in the amount of $xxxwas applied to the escrow balance. The current P&I payment is $xxxPITI is $xxx a rate of 4.375%. The current UPB is xx.	Collections Comments:The pay history as of xx/xx/2020 reflects the loan is currently 5 months delinquent and next due for the xx/xx/2019 payment. The last payment was received on xx/xx/2020 in the amount of $xxxwas applied to the escrow balance. The current P&I payment is $xxxPITI is $xxx a rate of 4.375%. The current UPB is xx.
The loan was modified with an effective date of xx/xx/2015 with a new UPB of xx which includes a deferred balance of xx and an interest bearing amount in the amount of xx at which will be repaid at a fixed rate of 4.375% with a P&I payment of $xxxnning xx/xx/2015 until the maturity date of xx/xx/2055.  The deferred amount of xx is due in a balloon payment at maturity.
The RFD is the borrower thought the BK would take over.  There is no litigation, cram down or property damages mentioned in the servicing comments.
Active Chapter 13 Bankruptcy case number xx was filed by xx on xx/xx/2017.  Schedule D of the Bankruptcy xxx filed xx/xx/2017 reflects the amount of claim for the subject loan is xx with the value of the collateral as xx leaving an unsecured portion of xx.  The POC was filed  xx/xx/2017 with claim amount of xx and arrearages totaling xx.  Chapter 13 plan was filed xx/xx/2017 and the borrower will pay $xxxh for 36 months.  An Amended plan was filed xx/xx/2018 and the borrower will pay $xxxh for 39 months.  Another Amended plan was filed xx/xx/2018 and reflects the borrower will pay $xxxh for 42 months; the Plan was confirmed on xx/xx/2018.  Motion for relief of stay was filed xx/xx/2019 by xx for the borrowers 2013 xx; the xxx was granted on xx/xx/2019.
Foreclosure Comments:FC started xx/xx/2018.  The FC was on hold because of BK filing. Chapter 13 plan was filed xx/xx/2017 and the borrower will xxx 543.00 for 36 months. Amended plan was filed xx/xx/2018 and the borrower will pay xx for 39 months. Amended plan was filed xx/xx/2018 and the borrower will pay xx for 42 months. POC was filed on xx/xx/2017 with claim amount of xxx with arrearage of xxxat 4.375% fixed. The monthly payment is 758.98. Motion for relief of stay was filed xx/xx/2019. No further information has been provided.
		Bankruptcy Comments:Active Chapter 13 Bankruptcy case number xx was filed by xx on xx/xx/2017. Schedule D of the Bankruptcy xxx filed xx/xx/2017 reflects the amount of claim for the subject loan is xx with the value of the collateral as xx leaving an unsecured portion of xx. The POC was filed xx/xx/2017 with claim amount of xx and arrearages totaling xx. Chapter 13 plan was filed xx/xx/2017 and the borrower will pay $xxxh for 36 months. An Amended plan was filed xx/xx/2018 and the borrower will pay $xxxh for 39 months. Another Amended plan was filed xx/xx/2018 and reflects the borrower will pay $xxxh for 42 months; the Plan was confirmed on xx/xx/2018. Motion for relief of stay was filed xx/xx/2019 by xx. dba GM Financial for the borrowers 2013 xx; the xxx was granted on xx/xx/2019.	The loan was modified with an effective date of xx/xx/2015 with a new UPB of xx which includes a deferred balance of xx and an interest bearing amount in the amount of xx at which will be repaid at a fixed rate of 4.375% with a P&I payment of $xxxnning xx/xx/2015 until the maturity date of xx/xx/2055. The deferred amount of xx is due in a balloon payment at maturity.		2: Acceptable with Warnings			* TIL not hand dated (Lvl 2) "The Final TIL is not hand dated by the borrower. The date is typed."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:2055 Drive-by	Value: Date: Type:BPO	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. The chain of the assignment has not been completed. There is a gap in assignment from xx xxx, xx to xx Association. Currently, xxx, As Trustee for xx. 1) There is a junior xx in the favor of xx which was recorded on xx/xx/2007 in the amount of xx. The second installment xx taxes of 2019 are due in the amount xx for the due date xx/xx/2020. The first installment xx taxes of 2019 have been paid in the amount of xx. No delinquent taxes have been found for the prior year.	The review of payment history shows that the borrower has been delinquent for 9 months and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2016 and the plan was confirmed on xx/xx/2016. According to the amended chapter 13 plan dated xx/xx/2016, the debtor sxxpay $xxxr month for the period of 1 to 48 months and $xxxor 49 to 60 months. The proof of claim was filed on xx/xx/2016 with the claim amount of xx and the amount of arrearage is $xxx shows the amount of xx as an unsecured portion out of the amount of claim xx and the value of the collateral is xx. Did not see any comments reflecting cram down. The review of payment history shows that the borrower has been delinquent for 9 months and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019. The loan modification agreement was made on xx/xx/2010 between the borrower xx. The borrower promises to make a monthly payment of $xxx with the interest rate is 2.00% for 60 months, $xxx with the interest rate of 3.000% for 12 months, $xxx with the interest rate of 4.000% for 12 months and $xxx with the interest rate of 4.625% beginning from xx/xx/2017 till the maturity date of xx/xx/2048. The New Principal Balance stated in the modification is xx. A review of the collection comment shows no indication of post-closing foreclosure activity. As per servicing comments, unable to determine the reason for default. The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2016 and the plan was confirmed on xx/xx/2016. According to the amended chapter 13 plan dated xx/xx/2016, the debtor sxxpay $xxxr month for the period of 1 to 48 months and $xxxor 49 to 60 months. The proof of claim was filed on xx/xx/2016 with the claim amount of xx and the amount of arrearage is $xxxoluntary xx, Schedule-D shows the amount of xx as an unsecured portion out of the amount of claim xx and the value of the collateral is xx. Did not see any comments reflecting cram down.
The loan modification agreement was made on xx/xx/2010 between the borrower xx. The borrower promises to make a monthly payment of $xxx with the interest rate is 2.00% for 60 months, $xxx with the interest rate of 3.000% for 12 months, $xxx with the interest rate of 4.000% for 12 months and $xxx with the interest rate of 4.625% beginning from xx/xx/2017 till the maturity date of xx/xx/2048. The New Principal Balance stated in the modification is xx.	Initial Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Ohio state. The following state disclosure are missing from the loan file.  Equal Credit Availability Notice Insurance Tying Disclosure Non-Deposit Insurance Disclosure"
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer document is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. which was recorded on xx/xx/2006.
The chain of the assignment has been completed. Currently, the xx is with xxx, as Trustee for xx which was recorded on xx/xx/2018.
The second installment xx taxes of 2019 are due in the amount xx for the due date xx/xx/2020. The first installment xx taxes of 2019 have been paid in the amount of xx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 4 months and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxr the due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2016 and the plan was confirmed on xx/xx/2016. According to the amended chapter 13 plan dated xx/xx/2016, the debtor sxxpay $xxxr month for the period of 60 months. The proof of claim was filed on xx/xx/2016 with the claim amount of xx and the amount of arrearage is xx.
According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2016. The foreclosure complaint was filed on xx/xx/2016. The comment dated xx/xx/2017 shows that the sale was scheduled on xx/xx/2017. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2016.
The review of payment history shows that the borrower has been delinquent for 4 months and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxr the due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.
The step loan modification agreement was made on xx/xx/2010 between the borrower xx. The borrower promises to make a monthly payment of $xxxth the interest rate of 2.000% for 60 months. This modification has four steps. The last step P&I is in the amount of $xxxth the interest rate of 4.375% beginning from xx/xx/2017 till the maturity date of xx/xx/2047. The New Principal Balance stated in the modification is xx.
The borrower xx had deceased on xx/xx/2011 and the death certificate is available at ( xx).
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2016. The foreclosure complaint was filed on xx/xx/2016. The comment dated xx/xx/2017 shows that the sale was scheduled on xx/xx/2017. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2016.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2016 and the plan was confirmed on xx/xx/2016. According to the amended chapter 13 plan dated xx/xx/2016, the debtor sxxpay $xxxr month for the period of 60 months. The proof of claim was filed on xx/xx/2016 with the claim amount of xx and the amount of arrearage is xx.
The step loan modification agreement was made on xx/xx/2010 between the borrowerxx and lender xx. The borrower promises to make a monthly payment of $xxxth the interest rate of 2.000% for 60 months. This modification has four steps. The last step P&I is in the amount of $xxxth the interest rate of 4.375% beginning from xx/xx/2017 till the maturity date of xx/xx/2047. The New Principal Balance stated in the modification is xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "According to final application, the borrower base income is $xxxnd total monthly debt is in the amount of $xxxence, DTI ratio comes out to be more than 60.00%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in California state. The following state disclosures are missing from the loan file.
Impound Account Disclosure
Cosigner Notice
Private xx Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "ROR transaction date is xx/xx/2006. However, the original Note date is xx/xx/2006 and the settlement date is xx/xx/2006."
								* Settlement date is different from note date (Lvl 2) "According to final HUD-1, the settlement date is xx/xx/2006. However, the original Note date is xx/xx/2006."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:2055 Drive-by	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:

Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx which was recorded on xx/xx/2006 in favor of xx as nominee forxx. The chain of assignment has been completed. No active judgments or liens have been found. Second installment of 2019 xx taxes is due in the amount of xx. No prior year delinquent taxes have been found.

Review of payment history as of xx/xx/2020, the borrower is not making payments regularly. The borrower is delinquent for 120 days. The last payment was received on xx/xx/2019 in the amount of $xxx was applied for the due date of xx/xx/2019. The next payment is due on xx/xx/2019. As per payment history, the current UPB is xx.	Collections Comments:The loan is in bankruptcy. The debtor xx had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2016. As per chapter 13 plan dated xx/xx/2016, the debtor sxxpay $xxx60 months to the trustee. The plan was confirmed on xx/xx/2016. The POC was filed on xx/xx/2016 with POC amount of $xxxd amount of arrearage is xx. As per comment dated xx/xx/2016, the foreclosure was referred to an attorney on xx/xx/2016. The complaint was filed on xx/xx/2016. As per comment dated xx/xx/2016, the sale was scheduled for xx/xx/2016. However, the sale was placed on hold due to bankruptcy on xx/xx/2016. No further comments have been found. The borrower is not making payments regularly. The borrower is delinquent for 120 days. The last payment was received on xx/xx/2019 in the amount of $xxx was applied for the due date of xx/xx/2019. The next payment is due on xx/xx/2019. The borrower wants to keep the subject property. No comments have been found regarding condition and occupancy of subject property.
Foreclosure Comments:As per comment dated xx/xx/2016, the foreclosure was referred to an attorney on xx/xx/2016. The complaint was filed on xx/xx/2016. As per comment dated xx/xx/2016, the sale was scheduled for xx/xx/2016. However, the sale was placed on hold due to bankruptcy on xx/xx/2016. No further comments have been found.
Bankruptcy Comments:The debtor xx had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2016. As per chapter 13 plan dated xx/xx/2016, the debtor sxxpay $xxx60 months to the trustee. The plan was confirmed on xx/xx/2016. The POC was filed on xx/xx/2016 with POC amount of xx and amount of arrearage is xx.	The loan was modified with an effective date of xx/xx/2013 and a new principal balance is xx to a step modification and the rate was starting from 2% and borrower had given promise to pay P&I in the amount of $xxxnning on xx/xx/2013 with a new maturity date of xx/xx/2053. The rate changes in 4 steps ending at 4.625%.

Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is available in the loan file. However, the document is not executed by the borrower."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report dated xx/xx/2020 shows that the subject xx was recorded on xx/xx/2003 with xx as nominee for xx.
The chain of assignment has been completed as currently the assignment is with xxx xx Trust, xxx, As Trustee For xx recorded on xx/xx/2018.
No active judgments or liens have been found pending.
Property Tax Status;
1) Annual xx taxes for the year of 2019 have been paid in the amount of xx on xx/xx/2019.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/2020 shows that the borrower is not making regular payments. The loan payments are currently 21 months delinquent. The next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the total amount of $xxxthe due date of xx/xx/2018. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 2.000% with P&I in the amount of $xxx	Collections Comments:Collection comments available from xx/xx/2000 till xx/xx/2020 shows that the borrower is not making regular payments. The loan payments are currently 21 months delinquent. The next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the total amount of $xxxthe due date of xx/xx/2018. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 2.000% with P&I in the amount of $xxxan was modified with an effective date of xx/xx/2013 and a new principal balance of xx to a step rate starting at 2.000 % and a P&I payment of $xxx began from xx/xx/2013 with a new maturity date of xx/xx/2053.  The  rate is in 4 steps ending with 4.625%.
The borrower agrees to pay the amount of xx as deferred balance on the maturity date xx/xx/2053. The UPB that has been amortized is xx  as an interest bearing amount.
Collection comment dated xx/xx/2018 and tape date shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2014. According to the document uniform final judgment of xx foreclosure located at (xx) the foreclosure judgment was entered on xx/xx/2018. Comment dated xx/xx/2018 shows that the foreclosure sale date was scheduled for xx/xx/2018. But the foreclosure process was put on hold due to bankruptcy filed by the borrower.
According to xxx, the borrower xx had filed Bankruptcy under chapter-13 with case#xx on xx/xx/2018. The plan was confirmed on xx/xx/2018.
Foreclosure Comments:Collection comment dated xx/xx/2018 and tape date shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2014. According to the document uniform final judgment of xx foreclosure located at (xx) the foreclosure judgment was entered on xx/xx/2018. Comment dated xx/xx/2018 shows that the foreclosure sale date was scheduled for xx/xx/2018. But the foreclosure process was put on hold due to bankruptcy filed by the borrower on xx/xx/2018.
Bankruptcy Comments:According to xxx, the borrower xx had filed Bankruptcy under chapter-13 with case#xx on xx/xx/2018. The plan was confirmed on xx/xx/2018.
The POC was filed on xx/xx/2018 in the claim amount of xx with arrearage in the amount of xx.

Loan Modification agreement was made between borrower “xx” and lender “xx.”
The loan was modified with an effective date of xx/xx/2013 and a new principal balance of xx to a step rate starting at 2.000 % and a P&I payment of $xxx began from xx/xx/2013 with a new maturity date of xx/xx/2053.  The  rate is in 4 steps ending with 4.625%.
The borrower agrees to pay the amount of xx as deferred balance on the maturity date xx/xx/2053. The UPB that has been amortized is xx as an interest bearing amount.	Final Truth in Lending Discl. Initial Escrow Acct Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test as;
TILA APR Test: FAIL 0.000% 7.455% -7.455%
The annual percentage rate (APR) is 7.455%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase risk indicator is moderate as the loan is failing for TILA APR Test."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.xxor the amount of xx which was recorded on xx/xx/2004.
The chain of the assignment has been completed. The last assignment is from xx  to xx which was recorded on xx/xx/2018.
There is one junior xx against the subject property originated on xx.xxombined annual taxes for the year of 2019 have been paid in the amount of xx on xx/xx/2019 and utilities taxes for the year of 2020 are due in the amount of xx on xx/xx/2020. No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/2019, the borrower has been delinquent for 2 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 3.000 % and P&I is $xxx	Collections Comments:The loan is currently in bankruptcy and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 3.000 % and P&I is $xxxing to comment dated xx/xx/2018, the foreclosure was initiated in 2016 and the file was referred to an attorney on xx/xx/2016. The complaint was filed on xx/xx/2017. The judgment was entered on xx/xx/2017. The comment dated xx/xx/2018 states that the sale was scheduled on xx/xx/2017. The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2017. The plan was confirmed on xx/xx/2017. The foreclosure was put on hold due to loss mitigation. Trial plan was offered to the borrower which was due from xx/xx/2018 till xx/xx/2018 for the amount of $xxxan was modified on xx/xx/2018.
POC was filed by the subject creditor, xx xx. for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2017. According to amended chapter 13 plan dated xx/xx/2017, the debtor sxxpay to the trustee in the amount of $xxx2 months and $xxx58 months. According to motion to modify chapter 13 plan dated xx/xx/2019, the debtor sxxpay to the trustee in the amount of $xxxremaining months of 43. The same plan was confirmed on xx/xx/2019. Motion for relief from stay was filed on xx/xx/2019. Trustee's motion to dismiss case for failure to make plan payments was filed on xx/xx/2020.
According to motion to modify chapter 13 plan dated xx/xx/2019 xx, borrower was temporarily out of work because she has to have carpal tunnel xx. Borrower had started receiving short term disability payments but had no income for a period of time which caused her to fall behind on her plan payments. Current occupancy and condition of the subject property are unable to determine from the collection comment. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:According to comment dated xx/xx/2018, the foreclosure was initiated in 2016 and the file was referred to an attorney on xx/xx/2016. The complaint was filed on xx/xx/2017. The judgment was entered on xx/xx/2017. The comment dated xx/xx/2018 states that the sale was scheduled on xx/xx/2017. The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2017. The plan was confirmed on xx/xx/2017. The foreclosure was put on hold due to loss mitigation. Trial plan was offered to the borrower which was due from xx/xx/2018 till xx/xx/2018 for the amount of $xxxan was modified on xx/xx/2018.
Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2017. The plan was confirmed on xx/xx/2017.
According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx.
POC was filed by the subject creditor, xx xx. for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2017. According to amended chapter 13 plan dated xx/xx/2017, the debtor sxxpay to the trustee in the amount of $xxx2 months and $xxx58 months. According to motion to modify chapter 13 plan dated xx/xx/2019, the debtor sxxpay to the trustee in the amount of $xxxremaining months of 43. The same plan was confirmed on xx/xx/2019. Motion for relief from stay was filed on xx/xx/2019. Trustee's motion to dismiss case for failure to make plan payments was filed on xx/xx/2020.
The loan modification agreement was made between xx (Borrower) and xx(Lender) on xx/xx/2018 with a new principal balance of xx. The borrower promised to pay monthly P&I payment in the amount of $xxx fixed rate of 3.000% beginning on xx/xx/2018 till the maturity date of xx/xx/2058.The borrower had also promise to pay the deferred balance in the amount of xx other than principal balance on the maturity date on xx/xx/2058.	Affiliated Business Disclosure xx Insurance Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* MI, FHA or MIC missing and required (Lvl 2)     "This is a conventional loan. LTV at the origination was 95%. Final 1003 reflect monthly MI in the amount of $xxxowever, MI certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers are missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is junior xx against subject property which is in the amount of xx recorded on xx/xx/2006 and originated by xx.
There is Certificate of Sale for unpaid sewer charges against the subject property in the amount of xx which was recorded on xx/xx/2017 in favor of Collector of Taxes,xxxxx CUST FOR PC4 & CRDTRS with instrument no# xx. As per tax collector, this tax is redeemed however, the tax redemption certificate is not available in the file and title defect category shows the possible senior non-xx lien recorded.
Annual xx taxes for the year of 2019-20 have been paid in the amount of xx.
No delinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2007 to xx/xx/2020 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxx which was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in active bankruptcy. According to the xxx report, the debtor xx had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018. The POC was filed on xx/xx/2018. The POC amount is xx and total arrearage amount is xx.
Available servicing comment and documents in file reveal that loan is in foreclosure since 2016. Foreclosure was referred to dated xx/xx/2016. Foreclosure complaint was filed on xx/xx/2016 with case # F 031374 16 and the lis pendens was filed on same day. Foreclosure was put on hold due to subject borrower had filed the bankruptcy on xx/xx/2017.

Update -
As per the comment dated xx/xx/2023, the court was granted the motion to dismiss the complaint, and the FC action has been closed.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2016. Foreclosure was referred to dated xx/xx/2016. Foreclosure complaint was filed on xx/xx/2016 with case # xx and the lis pendens was filed on same day. Foreclosure was put on hold due to subject borrower had filed the bankruptcy on xx/xx/2017.
Bankruptcy Comments:According to the xxx report, the debtor xx had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018. The POC was filed on xx/xx/2018. The POC amount is xx and total arrearage amount is xx.	Loan Modification agreement was made between borrower and lender on effective date of xx/xx/2013.
The borrower had given promise to pay the UPB of xx with interest rate of 6.250 % with P&I of $xxx with fixed amortized type and it was beginning from first payment date on xx/xx/2013 and ends with the maturity date of xx/xx/2053.
Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease risk indicator is moderate as loan is failing Prohibited Fees Test and TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Compliance Ease risk indicator is moderate as loan is failing Prohibited Fees Test;
Loan data is $xxx and comparison data is $xxxence, the variance is xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data  xx  Variance xx"
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of NJ. The following required State Disclosures are missing from loan file
Delivery Fee Authorization
NJ Attorney Disclosure
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application
Commitment Disclosures
Choice of Insurer Disclosure
Private Well Testing"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xxThe chain of the assignment has been completed. The latest assignment is with xx which was recorded on xx/xx/2018.
There is a senior xx in the favor of xx as nominee for xx in the amount of xx which was recorded on xx/xx/2005 with instr/book/page # xx.
There is a senior xx in the favor of xx as nominee for xx in the amount of xx which was recorded on xx/xx/2005 with instr/book/page # xx.
No active judgments or liens have been found.
1st installment of xx jurisdiction tax of 2019 has been paid in the amount of xx on xx/xx/2019.
2nd installment of xx jurisdiction tax of 2019 is due in the amount of xx on xx/xx/2020.
No prior year delinquent taxes have been found.	According to the review of payment history as of xx/xx/2020, the borrower has been delinquent for 4 months. The last payment was received on xx/xx/2020 which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected in the amount of xx.

Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for 4 months. The last payment was received on xx/xx/2020 which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected in the amount of xx.
The loan modification agreement was made between (borrower) xx. on xx/xx/2015.
As per the comment dated xx/xx/2020, the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2017. The complaint was filed on xx/xx/2017. As per the notice of trustee sale located at xx, the sale has been scheduled on xx/xx/2017. However, the FC was put on hold as the borrower had filed bankruptcy on xx/xx/2017 and the plan was confirmed on xx/xx/2017.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case # xx on xx/xx/2017 and the plan was confirmed on xx/xx/2017. As per the chapter 13 plan, the debtor sxxpay to the trustee the sum of $xxxmonth for 60 months. The POC was filed on xx/xx/2017 with the secured claim amount of xx and the arrearage is in the amount of xx. The xxx was filed on xx/xx/2018. The date of the last filing is xx/xx/2020.	This loan modification agreement was made between xx. on xx/xx/2015.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 4.250% and new P&I is in the amount of $xxxnning from xx/xx/2015. The maturity is xx/xx/2055. The interest bearing amount is xx and deferred balance in the amount of $xxxis no provision for the balloon payment. Previously, the loan has been modified in the years 2010 and 2012.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -xx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxForeclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.
The chain of the assignment has not been completed. Currently, the xx is withxxxxx Trustxxxas trustee for xx which was recorded on xx/xx/2018. However, there is break in assignment from xx, xxx to xx, xx and from xx, Successor by xx,xxxto xx, xxx.
No active judgment or liens have been found.
The annual xx taxes of 2019 have been paid in the amount of xx. No delinquent taxes have been found for the prior year.

The review of payment history shows that the borrower has been delinquent for 9 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx84 for the due date of xx/xx/2019. The UPB reflected is in the amount of xx till the due date of xx/xx/2019.	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and the next due date for the payment is xx/xx/2019. The borrower had filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018. The POC was filed on xx/xx/2017 with the secured claim amount of xx and the arrearage amount is xx. The schedule-D in xxx shows that xx as unsecured portion out of claim amount of xx and the value of the collateral is xx. No comment indicating a cram down has been found. According to the amended chapter 13 plan filed on xx/xx/2018, the debtor sxxpay $xxxer month for 60 months. The date of the last filing the bankruptcy was xx/xx/2019. The foreclosure was initiated and according to the comment dated xx/xx/2018, the file was referred to an attorney on xx/xx/2016. The borrower had filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2017. However, the foreclosure was placed on hold. The review of payment history shows that the borrower has been delinquent for 9 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx84 for the due date of xx/xx/2019. The UPB reflected is in the amount of xx till the due date of xx/xx/2019. The loan modification agreement was made between the borrower xx on xx/xx/2015. The loan has been modified twice since origination. Previously, the loan was modified on xx/xx/2011. No damage and repairs have been found.
Foreclosure Comments:The foreclosure was initiated and according to the comment dated xx/xx/2018, the file was referred to an attorney on xx/xx/2016. The borrower had filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2017. However, the foreclosure was placed on hold.
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018. The POC was filed on xx/xx/2017 with the secured claim amount of xx and the arrearage amount is xx. The schedule-D in xxx shows that xx as unsecured portion out of claim amount of xx and the value of the collateral is xx. No comment indicating a cram down has been found. According to the amended chapter 13 plan filed on xx/xx/2018, the debtor sxxpay $xxxer month for 60 months. The date of the last filing the bankruptcy was xx/xx/2019.

The loan modification agreement was made between the borrower xx on xx/xx/2015.The modified UPB is xx with an interest rate of 4.250 % and a P&I of $xxx73. The first payment started from xx/xx/2015 with the maturity date of xx/xx/2055. There is no provision for the balloon payment and it does not have modification steps. The loan has been modified twice since origination. Previously, the loan was modified on xx/xx/2011.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The Initial escrow acct disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider's disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Maryland. The following state disclosures are missing from the loan file.
Affidavit of Consideration
Affidavit of Disbursement
First Time Buyers Affidavit
Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
Balloon Payment
No Escrow Account
Mandatory Binding Arbitration Disclosures
Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:2055 Drive-by	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2020 the subject xx was originated on xx.
The chain of assignment has been completed, currently the assignment is with xxx., As Trustee for xx, Its Successor and Assigns.
There is a junior xx originated on xx.S. xx, xxx N.D. and recorded on xx/xx/2004 for the amount of xx.
There is a civil judgment recorded on xx/xx/2015 for the amount of xx in the favor of xx.
xx taxes for the year 2019 are paid in the amount of xx No prior delinquency have been found.
The notice of lis pendens was recorded on xx/xx/2016 against the borrower xx.
According to the payment history as of dated xx/xx/2019 the borrower has been delinquent for 4 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 for the amount of $xxxTI). The monthly P&I is in the amount of $xxxth an interest rate of 6.00%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The current status of the loan is in active bankruptcy.
The process of foreclosure has been initiated, the file was referred to an attorney on xx/xx/2018. However, no further details have been found regarding the foreclosure as the foreclosure is on hold due to the active bankruptcy.
The borrower xx had filed bankruptcy under chapter 13 with case#xx/xx/2016 and the plan was confirmed on xx/xx/2019.
The reason for default is unable to be determined.
The loan has not been modified since the origination.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair.

Update -
Currently, the loan is in collection.
As per the comment dated xx/xx/2022, the BK case has been discharged. Further details not provided.

Foreclosure Comments:The process of foreclosure has been initiated, the file was referred to an attorney on xx/xx/2018. However, no further details have been found regarding the foreclosure as the foreclosure is on hold due to the active bankruptcy.
The borrower xx had filed bankruptcy under chapter 13 with case# xx/xx/2016 and the plan was confirmed on xx/xx/2019.

Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with case#xx/xx/2016 and the plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2017 the amount of POC is xx and the arrearage amount is xx. The chapter 13 plan was filed on xx/xx/2016 as per plan the debtor supposes to pay the trustee the amount of $xxx per month for 60 months. The motion for relief from stay was filed on xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance xx
This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data  xx Comparison Data  xx  Variance  xx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MN state. The following state disclosures are missing from the loan file.
1. MN Notice of Right to Discontinue Escrow
2. Interest Rate or Discount Point Agreement
3. Conditional Qualification/Approval Disclosure
4. Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer documents is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of Updated title report dated xx/xx/2020, the subject xx was originated on xx.A. in the amount of xx which was recorded on xx/xx/2012.
The chain of assignment has been completed. Currently, the assignment is from xx
National xx Association to xxx, As Trustee For xx.
No active liens and judgments have been found against the borrower and property.
Monthly utility taxes for the year 2020 have been due in the amount of xx which was due on xx/xx/2020.
All prior years of taxes have been paid.

As per the review of payment history as of xx/xx/2019, the borrower is currently delinquent for 6 months and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2019. The current P&I is $xxx and PITI is $xxx. The UPB reflected in the payment history is in the amount of xx.

Collections Comments:The loan is currently in the bankruptcy. The borrower is currently delinquent for 6 months and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2019. The current P&I is $xxx and PITI is $xxx. The UPB reflected in the payment history is in the amount of xx.
The reason for default is unable to be determined.
The loan has not been modified since origination.
As per comment dated xx/xx/2018, the foreclosure was initiated and referred to an attorney on xx/xx/2015. However, the borrower “xx” had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2016 and foreclosure put on hold.
The borrower “xx” had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2016. The plan was confirmed on xx/xx/2017. The POC was filed by xxx on xx/xx/2018 with the secured claim amount of xx and the arrearage is $xxxs per deadline/hearing the deadline to file the POC was set for xx/xx/2016. As per Amended chapter 13 plan dated xx/xx/2017, the debtor sxxpay the trustee $xxxr month for 60 months. For subject xx plan is provided for arrearage. Total amount of arrears included in the plan is $xxxhe Schedule-D of xxx dated xx/xx/2016, reflects the amount of claim is xx and the value of collateral is xx. As per Notice of xx payment change dated xx/xx/2019, the new total payment is $xxx. The date of last filing is xx/xx/2019.
As per comment dated xx/xx/2018, the subject property is Vacant and not preciously secured and winterization not completed. Reported vacant and secured on xx/xx/2017.
No comments were indicating damages and repairs to the subject property.

Foreclosure Comments:As per comment dated xx/xx/2018, the foreclosure was initiated and referred to an attorney on xx/xx/2015. However, the borrower “xx” had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2016 and foreclosure put on hold.
Bankruptcy Comments:The borrower “xx” had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2016. The plan was confirmed on xx/xx/2017. The POC was filed by xxx on xx/xx/2018 with the secured claim amount of xx and the arrearage is $xxxs per deadline/hearing the deadline to file the POC was set for xx/xx/2016. As per Amended chapter 13 plan dated xx/xx/2017, the debtor sxxpay the trustee $xxxr month for 60 months. For subject xx plan is provided for arrearage. Total amount of arrears included in the plan is $xxxhe Schedule-D of xxx dated xx/xx/2016, reflects the amount of claim is xx and the value of collateral is xx. As per Notice of xx payment change dated xx/xx/2019, the new total payment is $xxx. The date of last filing is xx/xx/2019.	Not Applicable	Good Faith Estimate Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per final application, the monthly income is $xxxd final expenses are $xxxence, DTI greater than the 60%."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Good faith estimate is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the review of updated title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of assignment has been completed. Currently, assignment is withxxxxx xxx, as trustee for xx which was recorded on xx/xx/2018.
There is a credit card judgment in the amount of $xxxthe favor of xx which was recorded on xx/xx/2015.
The annual xx annual taxes of 2019 have been paid in the amount of xx.
The review of payment history shows that the borrower has been delinquent for 16 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2018. The UPB reflected is in the amount of xx till the due date of xx/xx/2018.	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and the next due date for the payment is xx/xx/2018. The borrower had filed the bankruptcy under chapter 13 on xx/xx/2016 with the case # xx and the plan was confirmed on xx/xx/2019. The initial POC was filed on xx/xx/2016 with the secured claim amount of xx and amount of arrearage of xx. The Amended POC has been filed on xx/xx/2019 with the secured claim amount of xx and amount of arrearage of xx. The deadline to file the POC was xx/xx/2016 and the initial POC had been filed on xx/xx/2016. As per the confirmed modified plan dated xx/xx/2019, the debtor sxxpay $xxx per month for 41 months and then $xxxr 19 months. The date of the last filing the bankruptcy was xx/xx/2019. The foreclosure was initiated and the file was referred to an attorney on xx/xx/2015. The complaint was filed on xx/xx/2016. The sale was scheduled on xx/xx/2016.The borrower had filed the bankruptcy under chapter 13 on xx/xx/2016 with the case # xx. However, the foreclosure was placed on hold. The review of payment history shows that the borrower has been delinquent for 16 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2018. The UPB reflected is in the amount of xx till the due date of xx/xx/2018. The loan modification agreement has been made on xx/xx/2014 between xx, xx The loan has been modified once since origination. No damage and repairs have been found.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2015. The complaint was filed on xx/xx/2016. The sale was scheduled on xx/xx/2016.The borrower had filed the bankruptcy under chapter 13 on xx/xx/2016 with the case # xx. However, the foreclosure was placed on hold.
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter 13 on xx/xx/2016 with the case # xx and the plan was confirmed on xx/xx/2019. The initial POC was filed on xx/xx/2016 with the secured claim amount of xx and amount of arrearage of xx. The Amended POC has been filed on xx/xx/2019 with the secured claim amount of xx and amount of arrearage of xx. The deadline to file the POC was xx/xx/2016 and the initial POC had been filed on xx/xx/2016. As per the confirmed modified plan dated xx/xx/2019, the debtor sxxpay $xxx per month for 41 months and then $xxxr 19 months. The date of the last filing the bankruptcy was xx/xx/2019.	The loan modification agreement has been made on xx/xx/2014 between xx, xx
The new principal balance amount is xx to be paid at the rate of interest of 5.5% and P&I of $xxx from xx/xx/2014 with the maturity date of xx/xx/2054.
There is no provision for the balloon payment and it does not have modification steps. The loan has been modified once since origination.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing from the loan file. However, values are updated as per the initial application located at '9805257236_1278_02262018__262514994'."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow acct disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider's disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Virginia. The following state disclosures are missing from the loan file.
VA Application Disclosure
Choice of Settlement Agent Disclosure
Disclosure of Charges for Appraisal or Valuation
Copy of Appraisal or Statement of Appraised Value
Affiliated Business Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx with the lender xx as nominee xx.

The chain of assignment has been completed. The last assignment was done to xxx xx Trust, xxx, as Trustee for xx on xx/xx/2019.

There is xx lien against the borrower xx.
Medical Center and for the amount of xx which was recorded on xx/xx/2014.
There is state tax lien against the borrower xx. Leathers of the Department of xx for the amount of $xxxh was recorded on xx/xx/2015.

There is judgment against the borrowerxx for the amount of xx in favor of xx which was recorded on xx/xx/2016.

The combined annual taxes for the year of 2018 have been paid in the amount of xx.
No prior year delinquent taxes have been found in the updated title report.
As per the review of the payment history as of xx/xx/2020, the borrower has been delinquent for 7 months and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx an interest rate of 3.875 % which was applied for xx/xx/2019. The current UPB is xx.	Collections Comments:Available servicing comments as of xx/xx/2020 and documents in file reveal that loan is in bankruptcy.
The borrower has been delinquent for 7 months and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx an interest rate of 3.875 % which was applied for xx/xx/2019. The current UPB is xx.
 The borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2019 and the last date of filing is xx/xx/2019.  The proposed chapter 13 plans was filed on xx/xx/2019, the Debtor's sxxpay to the trustee per month $xxx60 months.
 The POC was filed by xxx xx Trust, xxx, and As Trustee for xxx on xx/xx/2019 with secured claim of xx and the arrearage amount of xx Schedule D in a xxx dated 3xx/xx/2019 states; the amount of claim without deducting the value of the collateral was xx and value of the collateral that support for this claim was xx. However, the unsecured portion remains as xx.

The reason for default is Excessive obligations.
According to the collection comment dated xx/xx/2018, the foreclosure was again initiated in 2017; the file was referred to an attorney on xx/xx/2017. The foreclosure was put on hold due to the bankruptcy filed on 4/xx/2017and the bankruptcy was dismissed on xx/xx/2019 with the case was terminated on xx/xx/2019. As per xxx report currently the borrower had filed bankruptcy on xx/xx/2019.
According to collection comment, no damages or repairs have been found.
According to the xxx Report dated xx/xx/2019, the subject property is Owner Occupied and as per the exterior report the Subject is maintained and in average condition.

Foreclosure Comments:According to the collection comment dated xx/xx/2018, the foreclosure was again initiated in 2017; the file was referred to an attorney on xx/xx/2017. The foreclosure was put on hold due to the bankruptcy filed on 4/xx/2017and the bankruptcy was dismissed on xx/xx/2019 with the case was terminated on xx/xx/2019 due to the failure to make plan payments. As per xxx report currently the borrower had filed bankruptcy on xx/xx/2019.Hence, the loan is in an active bankruptcy.
Bankruptcy Comments:As per the review of the xxx report, the borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2019 and the last date of filing is xx/xx/2019.  The proposed chapter 13 plans was filed on xx/xx/2019, the Debtor's sxxpay to the trustee per month $xxx60 months.
 The POC was filed by xxx xx Trust, xxx, and As Trustee for xxx on xx/xx/2019 with secured claim of $xxxd the arrearage amount of $xxx. Schedule D in a xxx dated 3xx/xx/2019 states; the amount of claim without deducting the value of the collateral was xx and value of the collateral that support for this claim was xx. However, the unsecured portion remains as xx.
The fixed loan modification agreement was made between xx. on xx/xx/2016 with a new principal balance of xx .The borrower promised to pay monthly P&I payment in the amount of $xxx an interest rate of 3.875% beginning on xx/xx/2016 till the maturity date of xx/xx/2056.
The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2056. The UPB that has been amortized is xx as an interest bearing amount.
Affiliated Business Disclosure xx Insurance	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "As per Note Loan is in conventional in the Final application MI pay off amount is $xxxever MI certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider is missing from loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form document is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows that the subject xx was recorded on xx/xx/2003 with xx as nominee forxx. The chain of assignment had been completed as currently the assignment is with U.S. xx Trust., As Trustee For xx recorded on xx/xx/2018. * Junior xx found opened in the amount of xx recorded on xx/xx/2003 which is in the favor of xx. * One more junior xx found opened in the amount of xx recorded on xx/xx/2008 which is in the favor of xx. No active judgments or liens have been found pending. Property Tax Status; 1) Annual xx taxes for the year of 2019-20 have been paid in the amount of xx on xx/xx/2019. No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/2020 shows that the borrower is not making regular payments. The loan payments are currently 11 months delinquent. The next due date is xx/xx/2019. The last payment was received in the total amount of $xxx14 for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 5.875% with P&I in the amount of $xxx93.	Collections Comments:Collecton comments available from xx/xx/2004 till xx/xx/2004 shows that the borrower is not making regular payments. The loan payments are currently 11 months delinquent. The next due date is xx/xx/2019. The last payment was received in the total amount of $xxx14 for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 5.875% with P&I in the amount of $xxx93.
Loan Modification agreement was made between borrower “xx” and lender “xx.” on effective date of xx/xx/2012. The borrower agrees to pay the UPB of xx with interest rate of 5.875 % and P&I of $xxx93 with fixed amortized type that began from first payment date xx/xx/2012 to be ended with the maturity date of xx/xx/2052.
According to xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2017. The plan was confirmed on xx/xx/2017.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2017. The plan was confirmed on xx/xx/2017. The POC was filed on xx/xx/2017 in the claim amount of xx with arrearage in the amount of xx.	Loan Modification agreement was made between borrower “xx” and lender “xx.” on effective date of xx/xx/2012. The borrower agrees to pay the UPB of xx with interest rate of 5.875 % and P&I of $xxx93 with fixed amortized type that began from first payment date xx/xx/2012 to be ended with the maturity date of xx/xx/2052.	Affiliated Business Disclosure Missing Required Disclosures	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is available in the loan file but, it is not signed by the borrower."	* Missing Required Disclosures (Lvl 2) "List of service providers is missing form loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing form loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "According to ROR transaction date is xx/xx/2003. But, the note date is xx/xx/2003."
* Settlement date is different from note date (Lvl 2)     "As per final HUD-1 settlement date is xx/xx/2003 but, the note date is xx/xx/2003."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of assignment has been completed. The current assignment is from xx Association to xx, which was recorded on xx/xx/2018.
There is a junior xx against the subject property in the favorxx, in the amount of xx which was recorded on xx/xx/2006 with instrument # xx.
There are three IRS liens against the borrower in the favor xx, in the total amount of xx, which were recorded on xx/xx/2012, on xx/xx/2015 and on xx/xx/2018.
There is medical lien in the favor of xx, in the amount of xx which was recorded on xx/xx/2016.
The xx annual taxes of 2019 have been paid on xx/xx/2019 in the amount of xx.
The annual utilities taxes of 2019 are due on xx/xx/2020 in the amount of xx.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2019, the loan is currently delinquent for 45 months and the next due date for the payment xx/xx/2016. The last payment was received on xx/xx/2019 in the amount of $xxx52, which was applied for xx/xx/2016. The P&I is in the amount of $xxx25 and PITI is in the amount of $xxx52. The current UPB reflected as per the payment history is in the amount of xx.
Collections Comments:According to the servicing comments, the loan is in bankruptcy.
According to the payment history as of xx/xx/2019, the borrower is delinquent with the loan for 45 months and the next due date for the payment xx/xx/2016. The last payment was received on xx/xx/2019 in the amount of $xxx52, which was applied for xx/xx/2016. The P&I is in the amount of $xxx25 and PITI is in the amount of $xxx52. The current UPB reflected as per the payment history is in the amount of xx.
Reason for default is an excessive obligation.

The comments history dated xx/xx/2019 shows that the subject property is owner-occupied.

No BPO/inspection has been provided.

Foreclosure Comments:As per Seller's tape, the foreclosure was initiated in 2015 and the file was referred to an attorney on xx/xx/2015. As per foreclosure miscellaneous in Updated title report, the complaint was filed on xx/xx/2016 with the case xx and the judgment was entered on xx/xx/2017 in the amount of xx. As per comment history dated xx/xx/2019, the foreclosure sale was scheduled on xx/xx/2019; however, the foreclosure was put on hold as the borrower had the bankruptcy under chapter -13 with the case#xx on xx/xx/2019.

Bankruptcy Comments:According to the xxx, the borrower xx had filed the bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2020 with the secured claim amount of xx and the amount of arrearage was xx. The post-xx due date was xx/xx/2020. As per supposed Chapter 13 plan, the debtor sxxpay to the trustee the sum of $xxx00 per month for a period of 60 months. Schedule-D in xxx shows xx as unsecured portion out of claim amount xx. The value of collateral that supports the claim amount is xx. No comments have been found indicating a cram down. The last filing date is xx/xx/2019.
Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrowers."
								* TIL not hand dated (Lvl 2) "TIL is not hand dated by the borrowers."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00. There is a junior xx was originated on xx.00 No active judgments or liens found against the borrower or subject property. The chain of assignment has been completed. Currently, the assignment is from xx which was recorded on xx/xx/2018. Town annual taxes of 2019 have been paid in the amount of xx on xx/xx/2019. xx annual taxes of 2019 have been paid in the amount of xx on xx/xx/2019. Other annual taxes of 2019 have been paid in the amount of xx on xx/xx/2019. School annual taxes of 2019/2020 have been paid in the amount of xx on xx/xx/2019. No prior delinquent taxes have been found.	According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 16 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 5.750%.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 5.750%. The loan was modified. According to the comment dated xx/xx/2018, the foreclosure was initiated in 2017 and the file was referred to attorney on xx/xx/2017. The judgment was entered on xx/xx/2017. The sale has been scheduled for xx/xx/2018. The sale date has been scheduled multiple times. The last previous sale is scheduled for xx/xx/2018. The sale date has been postponed due to bankruptcy. However, the foreclosure was put on hold due to borrower has filed bankruptcy on xx/xx/2017. The borrower xx A had bankruptcy under chapter 13 with the case# xx on xx/xx/2017. The POC was filed by creditor xx on xx/xx/2018 for the secured claim amount is xx and arrearage amount is xx. However, the POC deadline dated xx/xx/2018. Notice of xx payment change was filed on xx/xx/2020. The chapter 13 plan filed on xx/xx/2017 was confirmed on xx/xx/2018. The debtor has promised to pay for trustee in the amount of $xxx00 for 60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx00. The subject property is owner occupied. As per The reason for default is curtailment of income. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.

Update - 40999
Currently, the loan is in collection.
As per the comment dated xx/xx/2023, the BK case has been discharged on xx/xx/2023 and closed on xx/xx/2023.
As per comment dated xx/xx/2024, a motion to strike judgment/reinstate xx and discontinue and end to dismiss the foreclosure action with the Court. Further details not provided.
Foreclosure Comments:According to the comment dated xx/xx/2018, the foreclosure was initiated in 2017 and the file was referred to attorney on xx/xx/2017. The judgment was entered on xx/xx/2017.  The sale has been scheduled for xx/xx/2018. The sale date has been scheduled multiple times. The last previous sale is scheduled for xx/xx/2018. The sale date has been postponed due to bankruptcy. However, the foreclosure was put on hold due to borrower has filed bankruptcy on xx/xx/2017.
Bankruptcy Comments:The borrower xx A had bankruptcy under chapter 13 with the case# xx on xx/xx/2017. The POC was filed by creditor xx on xx/xx/2018 for the secured claim amount is xx and arrearage amount is xx. However, the POC deadline dated xx/xx/2018. Notice of xx payment change was filed on xx/xx/2020. The chapter 13 plan filed on xx/xx/2017 was confirmed on xx/xx/2018. The debtor has promised to pay for trustee in the amount of $xxx00 for 60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx00.

The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2016 between the borrower "xx" and lender "xx”. As per the modified terms, the new principal balance is xx. The borrower has promised to pay the in the amount of $xxx with the interest rate of 5.750% beginning on xx/xx/2016 till maturity date of xx/xx/2056.	Missing Dicsloures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
								* Missing Required Disclosures (Lvl 2) "The list of service provider document is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.xxhe chain of assignment has been completed. The current assignment is from xx to xx Trust, xxx, As Trustee For xx, which was recorded on xx/xx/2018. There is a civil judgment against the borrower in the favor of xx (xxx), xxx, in the amount of xx which was recorded on xx/xx/2013. The annual combined annual taxes of 2020 are due on xx/xx/2020 in the amount of xx. No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower has been delinquent with 12 months and the next due date for payment xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxch was applied for xx/xx/2019. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to the servicing comments, the loan is in bankruptcy.
According to the payment history as of xx/xx/2020, the borrower has been delinquent with 12 months and the next due date for payment xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxch was applied for xx/xx/2019. The current UPB reflected as per the payment history is in the amount of xx.
Reason for default is unable to be determined.
The comments history dated xx/xx/2019 shows that the subject property is owner-occupied.

No BPO/inspection has been provided.

Foreclosure Comments:The comments history shows that the foreclosure was initiated in 2016 and the file was referred to an attorney on  xx/xx/2016. The lis-pendens was filed on xx/xx/2017 in Updated title report. However, the foreclosure was put on hold as the borrower had filed the bankruptcy under chapter 13 with the case#xx on xx/xx/2017. The date of last filing is xx/xx/2019.

Bankruptcy Comments:According to the xxx, the borrower xx had filed the bankruptcy under chapter-13 with the case# xx on xx/xx/2017. The plan was confirmed on xx/xx/2018. The POC was filed on xx/xx/2018 with the secured claim amount of xx and the amount of arrearage was xx. The Post-xx due date is xx/xx/2020. As per proposed Chapter 13 plan, the debtor sxxpay to the trustee the sum of $xxxmonth for a period of 60 months. Schedule-D in xxx shows $xxxnsecured portion out of claim amount xx. The value of collateral that supports the claim amount is xx. No comments have been found indicating a cram down. The motion for relief was filed on xx/xx/2018. The last filing date is xx/xx/2019.	This modification agreement was signed between the borrower xx on xx/xx/2015. The Unpaid principal Balance is xx with an interest rate of 6.625%. The borrower promises to pay the monthly P&I of $xxxnning from xx/xx/2015. The maturity date is xx/xx/2055.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxicitly provided for
"Seller-Paid Points and Fees.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the seller-paid points and fees exception test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at xx State. The following state disclosures are missing from the loan file:
• NY Consumer Credit Disclosure / Fair Credit Reporting Notice.
• NY Interest Rate Disclosure.
• NY Hazard Insurance  Disclosure.
• xx Bankers and Exempt Organizations Preapplication.
• Part 80 Disclosure.
• Alternative xx Transaction Disclosures.
• Co-Signer Notice Requirements.
• xx Real Property Escrow Account Disclosure.
• Subprime Home Loan Counseling Disclosure.
• Commitment Disclosure.
• Lock-in Disclosure.
• Expiration of Lock-in or Commitment Period."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$366.45	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with xx & Trust recorded on xx/xx/2002 with the instrument # xx.
The chain of xx assignment has been completed. Currently, the xx assignment is withxxxxx Trust,xxxas trustee for xx recorded on xx/xx/2018.
No active judgments or liens have been found.
The annual xx taxes have been paid in total amount of xx for the year of 2019.

As per review of payment history as of dated xx/xx/2020, borrower is delinquent for 29 months. The next payment is due on xx/xx/2017. The last P&I payment was received on xx/xx/2020 in the amount of $xxx with the interest rate of 5.875%.The current unpaid principal balance is in the amount of xx.	Collections Comments: As per servicing comments the loan is in active bankruptcy. As per review of payment history as of dated xx/xx/2020, borrower is delinquent for 29 months. The next payment is due on xx/xx/2017. The last P&I payment was received on xx/xx/2020 in the amount of $xxx with the interest rate of 5.875%.The current unpaid principal balance is in the amount of xx.

According to servicing comments, foreclosure was initiated against the subject property in the year of 2017. It was referred to an attorney on xx/xx/2017. Comment dated xx/xx/2018 shows the property sale was scheduled on xx/xx/2018 which was canceled due to bankruptcy filing. As per xxx xx (Debtor) has filed bankruptcy under chapter 13 on xx/xx/2018 with case no#xx.The loan is in active bankruptcy.
Foreclosure Comments:According to servicing comments, foreclosure was initiated against the subject property in the year of 2017. It was referred to an attorney on xx/xx/2017. Comment dated xx/xx/2018 shows the property sale was scheduled on xx/xx/2018 which was canceled due to bankruptcy filing. As per xxx xx (Debtor) has filed bankruptcy under chapter 13 on xx/xx/2018 with case no#xx.The loan is in active bankruptcy.
Bankruptcy Comments:As per xxx xx (Debtor) has filed bankruptcy under chapter 13 on xx/xx/2018 with case no#xx. The proof of claim was filed on xx/xx/2019 with the secured claim in the amount of xx with arrears in the amount of xx. The plan was filed on xx/xx/2018. As per Schedule D dated xx/xx/2018 the amount of claim without deducting value of collateral is xx and value of collateral that support this claim is xx.However, the unsecured balance is in the amount of xx. The amended plan was filed on xx/xx/2019 which was confirmed on xx/xx/2019. As per plan the subject claim has been secured. The debtor has to pay xx payment in the amount of $xxx with pre-xx arrears amount of xx through plan. The xxx has not been filed yet. The date of last filing was xx/xx/2019.	The loan was modified on xx/xx/2013. As per agreement the new principal balance is in the amount of xx The borrower had promised to pay P&I payment in the amount of $xxx with the interest rate of 5.875% which was started on xx/xx/2013. The maturity date of agreement is xx/xx/2053.	Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease risk indicator is moderate.

This loan failed the late fees test.

Loan data is 5.00 % and comparison data is 4.00%. Hence, the variance is +1.00%.
This loan failed the late fees test due to the loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.

Loan data is 5.00 % and comparison data is 4.00%. Hence, the variance is +1.00%.
This loan failed the late fees test due to the loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* DTI > 60% (Lvl 2)     "As per final application, the total monthly income is in the amount of $xxx00 and the total monthly expenses are in the amount of $xxx00 Hence, DTI is exceeding 60%."
* Missing Required Disclosures (Lvl 2)     "List of Service provider is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from loan file."
								* TIL not hand dated (Lvl 2) "TIL is not hand dated by the borrower."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx for the amount of xx.
There is a Child support lien against the borrower with the xx for the amount of xx which was recorded on xx/xx/2005.
There is credit card judgment against the borrower with the favor of xx (xxx)xxxfor the amount of xx which was recorded on xx/xx/2010.
There is a civil judgment against the borrower with the favor of xx for the amount of xx which was recorded on xx/xx/2013.
The chain of assignment has been completed. Currently, the assignment is from xx trust, xxx as trustee for xx which was recorded on xx/xx/2018.
First and second installments of combined taxes of 2020 have been due in the amount of xx on xx/xx/2020 and xx on xx/xx/2020.
Third and fourth installments of combined taxes of 2019 have been paid in the amount of xx on xx/xx/2019 and xx on xx/xx/2019.
No prior delinquent taxes have been found.
According to latest payment history as of xx/xx/2019, the borrower is currently delinquent for 16 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for the due date of xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxxthe current interest rate is 3.125%.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for the due date of xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxxthe current interest rate is 3.125%. The loan was modified. According to the document located on “xx”, the foreclosure was initiated in 2018 and the file was referred to attorney on xx/xx/2018. The complaint was filed on xx/xx/2018. The sale date has been scheduled multiple times. The latest sale date has been scheduled for xx/xx/2019. The sale has been postponed due to the bankruptcy. However, the foreclosure was put on hold due to the borrower has filed bankruptcy on xx/xx/2019. The borrower xxx had bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The POC was filed by creditor xxx xx Trust, xxx as trustee for xxx xxx on xx/xx/2019 for the secured claim amount is xx and arrearage amount is xx. As per the Chapter 13 trustee’s annual report dated xx/xx/2020, xx arrearage has been paid in the amount of $xxxh was allowed claim in the amount of xx. Notice of xx payment change was filed on xx/xx/2019. BNC chapter 13 was filed on xx/xx/2019. The chapter 13 plan filed on xx/xx/2019 was confirmed on xx/xx/2019. The debtor has promised to pay for trustee in the amount of $xxx4 months and $xxx56 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx the comment dated xx/xx/2019, the subject property is owner occupied. As per the comment dated xx/xx/2019, the reason for default is illness of the borrower. As per the comment dated xx/xx/2018, the subject property is located in FEMA disaster area which was declared on xx/xx/2018 for storm. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.

Update -
No additional information found in recent collection comments.
Foreclosure Comments:According to the document located on “xx”, the foreclosure was initiated in 2018 and the file was referred to attorney on xx/xx/2018. The complaint was filed on xx/xx/2018. The sale date has been scheduled multiple times. The latest sale date has been scheduled for xx/xx/2019. The sale has been postponed due to the bankruptcy. However, the foreclosure was put on hold due to the borrower has filed bankruptcy on xx/xx/2019.
Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The POC was filed by creditor xxx xx Trust, xxx as trustee for xxx xxx on xx/xx/2019 for the secured claim amount is xx and arrearage amount is xx. As per the Chapter 13 trustee’s annual report dated xx/xx/2020, xx arrearage has been paid in the amount of $xxxh was allowed claim in the amount of xx. Notice of xx payment change was filed on xx/xx/2019. BNC chapter 13 was filed on xx/xx/2019. The chapter 13 plan filed on xx/xx/2019 was confirmed on xx/xx/2019. The debtor has promised to pay for trustee in the amount of $xxx4 months and $xxx56 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx	The loan was modified thrice since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2017 between the borrower "xx.”. As per the modified terms, the new principal balance is xx with the deferred principal balance is xx and the interest bearing principal balance is xx. The borrower has promised to pay the in the amount of $xxx the interest rate of 3.125% beginning on xx/xx/2017 till maturity date of xx/xx/2057.	Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.

This loan failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test.

The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a xx broker sxxhave the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee.

Prohibited Fees Test: FAIL The loan data is $xxxe comparison data is $xxx the variance is xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx Finance Charge Test: FAIL The loan data is xx, the comparison data is xx and the variance is xx

This loan failed the TILA foreclosure rescission finance charge test.

The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxA Foreclosure Rescission Finance Charge Test: FAILThe loan data is xx, the comparison data is xx and the variance is xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
1. NJ Application Disclosure
2. Delivery Fee Authorization
3. NJ Attorney Disclosure
4. Unacceptability of Insurance Notice
5. Attorney Disclosure II
6. Tax Bill Information
7. Private Well Testing
8. Lock-In Agreement
9. Commitment Disclosures
10. Choice of Insurer Disclosure
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx. in the amount of xx, which was recorded on xx/xx/2006.
The chain of the assignment has been completed. The latest assignment is with xx which was recorded on xx/xx/2018.
There are two active civil judgemnts against the borrower xx filed by the same xx total in the amount of xxs which were recorded on different dates xx/xx/2008 and xx/xx/2019 respectively.
The tax certificate is not available.
According to a review of the payment history as of xx/xx/2019, the borrower is currently delinquent for 14 months and the next due date for the regular payment is 10/xx/201. The last payment was received on xx/xx/2019 total in the amount of PITI $xxx02 which includes P&I $xxx with the rate of interest 2.375%, which was applied for the due date of xx/xx/2018. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the bankruptcy and the next due for the regular payment is xx/xx/2018. The last payment was received on xx/xx/2019 total in the amount of PITI $xxx02 which includes P&I $xxx with the rate of interest 2.375%, which was applied for the due date of xx/xx/2018. The UPB reflected in the latest payment history is in the amount of xx.
Unable to determine the reason for the default of the borrower from the last 24 months of collection comments.
No modification, forbearance details are available in recent collections comments.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated. The foreclosure file was referred to an attorney on xx/xx/2016 and the complaint was filed on xx/xx/2016. As per the comment dated xx/xx/2017, the foreclosure service was completed on xx/xx/2017. The comment dated xx/xx/2019 reveals that the foreclosure judgment was entered with the amount of xx on xx/xx/2017. The foreclosure sale was scheduled on xx/xx/2017; however, the foreclosure file was put on hold as the borrowers  “xx” had filed for bankruptcy under Chapter-13 with case#xx on xx/xx/2017.
Bankruptcy Comments:According to the xxx report, the borrowers “xx” had filed for bankruptcy under Chapter-13 with case#xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018. The POC was filed by the creditor xx on xx/xx/2018 with the POC amount of xx and the amount of arrearage is xx. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee for 60 months. The 1-12 months in the amount of $xxx, 13-24 months in the amount of $xxx, 25-36 months in the amount of $xxx, 37-48 in the amount of xx and 49-60 months in the amount of $xxx. The Schedule-D in xxx shows xx as an unsecured portion out of claim amount xx. The xxx(xx) was filed by the creditor xx on xx/xx/2018; however, the order on stipulation was filed on xx/xx/2019. As per the stipulation order, the debtor should cure the regular total payment in the amount of $xxx00 and arrears in the amount of $xxx. No comment has been found indicating a cram-down. The last filing date of bankruptcy was xx/xx/2019.	The step modification agreement was made on xx/xx/2015 between the borrower “xx.” and lender “xx”. The new modified principal Balance is xx with interest rate 2.375% which steps up in 3 steps ending at 3.875%. The borrower promises to pay the monthly P&I of $xxx beginning from xx/xx/2015 and the maturity is dated xx/xx/2053. The loan has been modified twice since origination.

Affiliated Business Disclosure Initial Escrow Acct Disclosure xx Insurance Notice of Servicing Transfer	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is conventional fixed loan with the LTV 85.00%; however, the MI certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the xx was originated on xx.xx which was recorded on xx/xx/2001. The chain of xx assignment has been completed. Currently, the xx assignment is with xxx xx, xxx, as Trustee for xx. There is a junior xx open against the subject property in the favor of xx in the amount of xx which was recorded on xx/xx/2001.
 There are liens and judgments open these are as follows:
1) There are three state tax liens open against the borrower “xx” in the favor of State of CT-Dept of xx in the total amount of xx which were recorded on xx/xx/2010, xx/xx/2012 & xx/xx/2017.
2) There are four IRS liens open against the borrower “xx” in the favor of xx in the total amount of xx which were recorded on xx/xx/2014, xx/xx/2017, xx/xx/2017 & xx/xx/2018.
3) There is xx lien open against the borrower in the favor of xx in the amount of xx which was recorded on xx/xx/2014.
First and second town taxes of 2018 have been paid in the total amount of xx.	The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2018. The loan is in delinquency for 23 months. The last payment was received on xx/xx/2019 in the amount of $xxxit was applied for the due date of xx/xx/2018. The current P&I is $xxxinterest rate is 2.00%. The current unpaid principal balance is in the amount of xx and modification deferred balance in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy. The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2018. The loan is in delinquency for 23 months. The last payment was received on xx/xx/2019 in the amount of $xxxit was applied for the due date of xx/xx/2018. According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. Schedule D in xxx dated xx/xx/2018 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. POC was filed by xxx xx Trust, xxx on xx/xx/2018, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2018. First amended plan was filed on xx/xx/2018, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid in the amount of $xxxhly by debtor. PLan was confirmed on xx/xx/2018 and amended confirmation was filed on xx/xx/2018. As per comment dated xx/xx/2018, the foreclosure was started by referring to attorney on xx/xx/2016. Foreclosure complaint (xx) was filed on xx/xx/2016. Judgment was entered on xx/xx/2018. Comment dated xx/xx/2018 states that the sale was scheduled on xx/xx/2018. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case xx. According to collection comment, no damages or repairs have been found. According latest exterior xxx Report (xx) dated xx/xx/2019, the subject property was occupied by owner. Estimated repairs cost has been noted for exterior paint in the amount of $xxxus exterior xxx Report (xx) dated xx/xx/2018 also reflects estimated cost to paint the house in the amount of $xxxther details have been found.
Foreclosure Comments:As per comment dated xx/xx/2018, the foreclosure was started by referring to attorney on xx/xx/2016. Foreclosure complaint ( xx) was filed on xx/xx/2016. Judgment was entered on xx/xx/2018. Comment dated xx/xx/2018 states that the sale was scheduled on xx/xx/2018. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx.
Bankruptcy Comments:According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. Schedule D in xxx dated xx/xx/2018 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. POC was filed by xxx xx Trust, xxx on xx/xx/2018, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2018. First amended plan was filed on xx/xx/2018, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid in the amount of $xxxhly by debtor. PLan was confirmed on xx/xx/2018 and amended confirmation was filed on xx/xx/2018.	The loan modification agreement was made between borrowers and servicer on xx/xx/2014 with the new modified unpaid principal balance xx. From UPB, the principal balance was deferred in the amount of xx. The interest bearing amount was xx with step rate starting interest rate was 2.00% and the modified P&I was $xxxnning on xx/xx/2014. The step rate was in 4 steps ending at rate 4.3750% and P&I will be $xxxicable from xx/xx/2021 to maturity date xx/xx/2054.	Affiliated Business Disclosure HUD-1 Closing Statement Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. However, point and fees are capture from itemization found in the loan file located at "xx"."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Connecticut license validation test.
First xx lender licenses and secondary xx lender licenses in existence on June 30th, 2008 sxxbe deemed on and after xxxst, 2008, to be a xx lender license.
As of xxx, 2008 the Connecticut First xx Lender License and the Connecticut Second xx Lender License are no longer valid. The Connecticut xx Lender License is available for loans with a closing date before xxxst, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is moderate due to
This loan failed the TILA right of rescission test.
This loan failed the Connecticut license validation test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$7,500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx, with Instrument# | Book/Page# xx with xx as nominee for xx.

The chain of assignment has been completed. The assignments are with xxx xx Trust xxx, As Trustee For xx recorded on xx/xx/2018 with Instrument# | Book/Page# xx.

Active mortgages, liens and judgments are as follows:

There is Execution (Civil Judgment) lien in the favor of xx., recorded on xx/xx/1998 in the amount of xx.

There is Execution (Credit Card Judgment or Consumer Debt) lien in the favor of xx, recorded on xx/xx/2010 in the amount of xx.

There is Execution (Credit Card Judgment or Consumer Debt) lien in the favor of xx As Assignee For xx, recorded on xx/xx/2011 in the amount of xx.

The 2020 taxes of city jurisdiction with 1st and 2nd installment are paid on xx/xx/2019 and xx/xx/2019 in the amount of xx.
The 2020 taxes of city jurisdiction with 3rd installment are paid on xx/xx/2020 in the amount of xx.
The 2020 taxes of city jurisdiction with 4th installment are due on xx/xx/2020 in the amount of xx.
According to the payment history as of xx/xx/2020, the borrower is delinquent with the loan for 36 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2016 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxxPITI is in the amount of $xxxPB reflected as per the payment history is in the amount of xx.	Collections Comments:The collection comments review states that the loan is in bankruptcy.
 According to the payment history as of xx/xx/2020, the borrower is delinquent with the loan for 36 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2016 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxxPITI is in the amount of $xxxPB reflected as per the payment history is in the amount of xx.
As Per comments dated xx/xx/2019, the RFD is curtailment of income.
The loan has been modified twice since origination as per document located at “xx” the loan was also modified in 2020.
As per comments dated xx/xx/2019, the forbearance was completed.
As per comments dated xx/xx/2018, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2017.  According to the comments dated xx/xx/2018, the judgment was entered on xx/xx/2018.  As per comments dated xx/xx/2019, the sale was scheduled on xx/xx/2019. However, the FC is on hold due to filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019 and the current bankruptcy status is POC filed.
As per comments dated xx/xx/2020, the property has been owner occupied.
As per comments dated xx/xx/2018, there is uninsured hurricane damage open but the borrower has informed that the property has no effect of that. As per comments dated xx/xx/2018, the FEMA disaster was declared on xx/xx/2018 form starting from March 2013 for severe winter storms and snowstorm. There are no comments reporting regarding the estimated repairs or the current property condition. No further details regarding this have been found.
Foreclosure Comments:As per comments dated xx/xx/2018, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2017.  According to the comments dated xx/xx/2018, the judgment was entered on xx/xx/2018.  As per comments dated xx/xx/2019, the sale was scheduled on xx/xx/2019. However, the FC is on hold due to filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019 and the current bankruptcy status is POC filed.
Bankruptcy Comments:According to the xxx records, the borrower xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019 with the claim amount of xx and the arrearage amount is xx.
As per suggested chapter 13 plan the debtor sxxpay to the trustee the sum of $xxxmonth for 60 months. The date of the last filing is xx/xx/2020.
The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is $xxxthe value of the collateral is xx; however, the unsecured portion is xx. There is no comment indicating a cram down. The motion for relief from the stay was filed on xx/xx/2019.

According to the modification, the loan was modified on xx/xx/2015 between the borrower xx., A Connecticut xx. The new modified principal balance as per modification is in the amount of xx with the interest bearing amount xx and the deferred balance xx with interest rate starting at 4.250% and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2015. The maturity date as per modification is xx/xx/2055. This modification does not contain balloon provision. This loan was modified once.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow acct disclosure document is missing from the loan files."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure document is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MA state so the required states disclosures are missing from the loan files.
1.Lead-Based Paint Disclosure
2.xx Loan Application Disclosure
3.Carbon Monoxide Alarms
4.MA Smoke Detector Certificate
5.Notice of the Specific Reason for Denial of Credit
6.Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from the loan files."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure document is missing from the loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx.00.
The chain of assignment has been completed.
No active judgments or liens found.
Current year taxes are due in the amount of $xxx prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 18 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The collection comments review states that the Loan is in Bankruptcy.
The borrower is currently delinquent for 18 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2018. The P&I is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
No damages or repairs have been found.
The reason for default is unemployment and decreased income. The subject property has been occupied by the owner.

Update:
As per the comment dated xx/xx/2022, the bankruptcy chapter 13 was dismissed on xx/xx/2022.
As per the comment dated xx/xx/2022, the borrower's income was impacted by covid-19.
As per the comment dated xx/xx/2022, the title claim was provided to title policy and HUD for legal description error.
As per the comment dated xx/xx/2022, the 12-month trial payment plan was started on xx/xx/2022.
As per the comment dated xx/xx/2022, the reason for default is curtailment of income.
As per the comment dated xx/xx/2023, the loan was modified and the first payment was xx/xx/2023; the new maturity date is xx/xx/2036; the modified interest rate is 8.99% with P&I at $xxx and PITI at $xxx; and the modified UPB is xx.
As per the comment dated xx/xx/2024, the FC has been cancelled on xx/xx/2024, and the loan is current.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2017 and the complaint was filed on xx/xx/2018. However, no further details regarding foreclosure have been found.
Bankruptcy Comments:According to the xxx records, the borrower had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2017. The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is xx There is no comment indicating a cramdown. As per order confirming chapter 13 plan dated xx/xx/2018, the debtor sxxpay xx monthly to the trustee.	Not Applicable	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 application along with transmittal is missing in the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The CE is moderate as this loan failed the TILA Right of Rescission Test and Lender Prepaid Finance Charge Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Lender Prepaid Finance Charge Test: Result FAIL Loan Data$xxxparison Data $xxx08 Variance+$xxx.
This loan failed the lender prepaid finance charge test
The consumer loan does charge a set of prepaid finance charges, paid to the lender or party affiliated with the lender, which exceed 5% of the amount financed."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Right of Rescission Test
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx state.
The "Signed Closed-end Credit Agreement Notice" disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of service transfer missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded onxx/xx/1999. The chain of assignment has been completed. The last assignment is with xxx, as trustee for xx which was recorded on xx/xx/2018. No active judgments or liens have been found against the subject property/the borrower. Combined annual taxes for the year of 2019 have been paid in the amount of xx on xx/xx/2019. No prior year delinquent taxes have been found.	According to the latest payment history as of xx/xx/2020, the loan has been in delinquency for 6 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of xx which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of . The current interest rate is xx and P&I is xx	Collections Comments:The loan is currently in bankruptcy and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of xx which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 7.750% and P&I is $xxx. The loan was modified on xx/xx/2015. According to modified terms, the new principal balance is xx.
According to comment dated xx/xx/2018, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2017. The complaint was filed on xx/xx/2017. However, the foreclosure was put on hold due to bankruptcy filing. The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2017 and the plan was confirmed on xx/xx/2017.
According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx.
POC had been filed by the creditor, " xx" for the secured claim amount of xx and the amount of arrearage of $xxx xx/xx/2017.
According to chapter 13 plan dated xx/xx/2017, the debtor sxxpay to the trustee in the amount of $xxx monthly for 53 months. The arrearage to be paid through the plan is in the amount of xx According to notice xx payment change dated xx/xx/2019, the xx payment will in the amount of $xxx which was due from xx/xx/2019.
Current occupancy and condition of the subject property are unable to determine from the collection comment. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:According to comment dated xx/xx/2018, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2017. The complaint was filed on xx/xx/2017. However, the foreclosure was put on hold due to bankruptcy filing. The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2017 and the plan was confirmed on xx/xx/2017.
Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2017 and the plan was confirmed on xx/xx/2017. According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. POC had been filed by the creditor, xx for the secured claim amount of xx and the amount of arrearage of $xxx xx/xx/2017. According to chapter 13 plan dated xx/xx/2017, the debtor sxxpay to the trustee in the amount of $xxx monthly for 53 months. The arrearage to be paid through the plan is in the amount of xx According to notice xx payment change dated xx/xx/2019, the xx payment will in the amount of xx which was due from xx/xx/2019.	This modification agreement was made between the borrower, "xx" and the lender, "xx" on xx/xx/2015. According to modified terms, the new principal balance is xx. Borrower promises to pay P&I in the amount of xx with the modified interest rate of 7.750 % beginning from xx/xx/2015 till maturity date of xx/xx/2055.	Affiliated Business Disclosure Missing Required State Disclosures xx Insurance	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* MI, FHA or MIC missing and required (Lvl 2)     "This is a conventional loan. LTV at the origination was 95.00%. Final 1003 reflect monthly MI in the amount of $xxx however, MI certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of xx. The following required State Disclosures are missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "The subject xx was originated on xx. However, according to final HUD-1, the settlement date is xx/xx/1999."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx. There is a break in chain of assignment as we required assignment of xx from “xx” to “xx”. Active judgments and liens found pending are as follows: There are two state tax liens against the borrower which is in the total amount of xx recorded on xx/xx/2019 and xx/xx/2019 which was filed by Div of Taxation. Annual xx taxes for the year of 2019 have been paid in the amount of xxNo delinquent taxes have been found for the prior years.	Review of the payment history available from xx/xx/2018 to xx/xx/2020 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of xx which was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in active bankruptcy. According to the xxx report, the debtor had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2017 and the plan was confirmed on xx/xx/2017. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $xxx for 60 months. The POC was filed on xx/xx/2017. The POC amount is xx and total arrearage amount is xx. Review of the payment history available from xx/xx/2018 to xx/xx/2020 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of xx which was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.

Update:
As per the comment dated xx/xx/2022, the bankruptcy was discharged on xx/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the debtor had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2017 and the plan was confirmed on xx/xx/2017. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $xxx for 60 months. The POC was filed on xx/xx/2017. The POC amount is xx and total arrearage amount is xx.	Loan Modification agreement was made between borrower and lender on effective date of xx/xx/2015. The borrower had given promise to pay the UPB of xx with interest rate of 4.250% with P&I of $xxx with fixed amortized type and it was beginning from first payment date on xx/xx/2015 and ends with the maturity date of xx/xx/2045.	Affiliated Business Disclosure HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Dicsloures Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Points and fees are hand written in the final HUD-1 copy."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance ease risk indicator is shows "Moderate" factor as follow: 1. TILA Finance Charge Test: FAIL Loan Data: xx Comparison Data: xx Variance: -xx This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx2. TILA Foreclosure Rescission Finance Charge Test: FAIL xx -$xxx This loan failed the TILA foreclosure rescission finance charge test. Transferred from 12 CFR the finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx. Prohibited Fees Test: FAIL Loan Data: $xxx Comparison Data: $xxx Variance: +$xxx This loan failed the xx. The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a xx broker sxxhave the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees Test: FAIL      Loan Data: $xxx     Comparison Data: $xxx    Variance: +$xxx This loan failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test. The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a xx broker sxxhave the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL     Loan Data: xx        Comparison Data: xx        Variance: -$xxx This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Foreclosure Rescission Finance Charge Test: FAIL xx -$xxx This loan failed the TILA foreclosure rescission finance charge test. Transferred from 12 CFR the finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "Settlement Services Providers List (SSPL) disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.
The chain of the assignment has been completed. Currently, the xx is with xx, xx as Trustee for xx, which was recorded on xx/xx/2018.
There is an active IRS lien against the borrower in the favor of Department of the xx, which was recorded on xx/xx/2004 in the amount of xx.
The xx annual taxes for the year of 2019 have been paid in the amount of xx.
No delinquent taxes have been found for the prior year.
The review of payment history as of xx/xx/2020 shows that the borrower has been delinquent for 7 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of xx for the due date of xx/xx/2019. The current UPB reflected payment history is in the amount of xx till the due date of xx/xx/2019.	Collections Comments:
According to the servicing comments, the loan is in bankruptcy.

The review of payment history as of xx/xx/2020 shows that the borrower has been delinquent for 7 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of xx for the due date of xx/xx/2019. The current UPB reflected payment history is in the amount of xx till the due date of xx/xx/2019.

Reason for default is unable to be determined.

The comments history dated xx/xx/2019 shows that the subject property is owner-occupied.

No BPO/inspection has been provided.

As per the comment dated xx/xx/2023, the bankruptcy has been discharged.
As per the comment dated xx/xx/2024, the FC has been cancelled.

Update:
As per the comment dated xx/xx/2023, the bankruptcy has been discharged.
As per the comment dated xx/xx/2024, the FC has been cancelled.
Foreclosure Comments:As per comments history dated xx/xx/2018, the foreclosure was initiated in 2017 and the file was referred to an attorney on xx/xx/2017. However, the foreclosure was put on hold as the borrower had filed the bankruptcy on xx/xx/2017 and the date of last filing is xx/xx/2019.
Bankruptcy Comments:The borrower Marcus Lidel Burris had filed the bankruptcy under Chapter 13 with case #xx on xx/xx/2017. The POC was filed on xx/xx/2017 with the secured claim amount of xx and the amount of arrearage was xx. The plan was confirmed on xx/xx/2019. Schedule-D in xxx shows $xxx unsecured portion out of claim amount xx. The value of collateral that supports the claim amount is xx. No comments have been found indicating a cram down. The motion for relief was filed on xx/xx/2019 and order was granted on xx/xx/2019. The date of last filing is xx/xx/2019.	The step loan modification agreement was made on xx/xx/2015 between the borrower xx . The borrower promises to make a monthly payment of xx with an interest rate of 2.250% for 60 months; then $xxx with an interest rate of 3.250% for 12 months and $xxx with an interest rate of 3.875% beginning from xx/xx/2021 till the maturity date of xx/xx/2053. The new principal balance stated in the modification is xx.
The prior modifications were done on xx/xx/2009 and xx/xx/2013.
Affiliated Business Disclosure Final Truth in Lending Discl. Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL, Loan Data: 0.000%, Comparison Data: 7.644% and Variance: -7.644%.
This loan failed the TILA APR test.
The annual percentage rate (APR) is 7.644%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Wisconsin State. The following state disclosures are missing from the loan file:
1. Explanation of Personal Obligation.
2. Marital Property Act Disclosure.
3. Pre-Application Fee Disclosure.
4. Choice of Insurance Disclosure.
5. Escrow Disclosure.
6. Co-Signer Notice.
7. Tattle Tale Notice under the Marital Property Act."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value: Date: Type:BPO	Value: Date: Type:BPO	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2020 shows that the xx was originated on xx.xxhe subject xx was recorded on xx/xx/2006 with the instrument xx.
The chain of the assignment has been completed. The current assignment is with xx.
There is code-enforcement lien is active against the property (Located-xx) in the amount ofxx in favor of City of xx, which was recorded on xx/xx/2016.
There is a water/sewer lien active against the property (Located-xx) in the amount of $xxx favor of City ofxx, which was recorded on xx/xx/2019.
There is a civil judgment in the amount of xx in favor of xx, as assignee ofxx.

The annual installments of xx taxes for the year of 2019 have been paid. The annual installments of xx taxes for the year of 2020 are delinquent in the amount of $xxxhe due date of xx/xx/2020. The current ownership is vested in the name of xx.

The review of the payment history shows that, the borrower is currently delinquent from more than 6 months and the next due date is for xx/xx/2019. The last payment was received on xx/xx/2020, in the amount of $xxxch was applied for xx/xx/2019. The UPB stated in the payment history is xx. The Current P&I is $xxxPITI is $xxxh the interest rate of 4.625%.

Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The reason for default is curtailment of income. The property has been occupied by the owner himself. No damage or repair to the property has been found.
The borrower Kireema Sprowal had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2017. The plan was confirmed on xx/xx/2017.
The last payment was received on xx/xx/2020, in the amount of $xxxch was applied for xx/xx/2019. The UPB stated in the payment history is xx. The Current P&I is xx and PITI is xx with the interest rate of 4.625%.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2017. The plan was confirmed on xx/xx/2017.
The post-xx due date was xx/xx/2020. The POC was filed on xx/xx/2017, the amount of claim is xx and amount of arrearage is xx, under chapter 13, the debtor sxxpay to the trustee in the amount of xx monthly for 60 months.
The amended plan dated xx/xx/2017 doc#29 states that the borrower will pay the arrearage to trustee through bankruptcy payment plan and the amount of xx will pay directly to lender. According to document #25 dated xx/xx/2017, the value of collateral is xx.
The schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx out of which xx is unsecured.
There is no any evidence of cram down.

The modification agreement was done on xx/xx/2014, between the (borrower) xx and the (lender) xx.
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of 4.625% with the modified P&I of $xxxrst payment date was due on xx/xx/2014 and the new maturity date is xx/xx/2054.
There is a deferred balance of $xxxbeen stated.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     ""The Servicing Transfer Disclosure is missing from the loan file. ""
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx. for the amount of xx.
No active judgments or liens found against the borrower or subject property.
The chain of assignment has been completed. Currently, the assignment is from U.S xx trust, xx as trustee forxxwhich was recorded on xx/xx/2018.
Combined annual taxes of 2019 have been paid in the amount of $xxxxx/xx/2019.
No prior delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 26 months and the next due date is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of xx which was applied for the due date of xx/xx/2017. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 7.500%.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for the due date of xx/xx/2017. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 7.500%. The loan was modified. According to the comment dated xx/xx/2018, the foreclosure was initiated in 2017 and the file was referred to attorney on xx/xx/2017. However, the foreclosure was put on hold due to borrower has filed bankruptcy on xx/xx/2017. The borrower xxx, xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2017. The POC was filed by creditor xx on xx/xx/2018 for the secured claim amount is xx and arrearage amount is xx. Notice of xx payment change was filed on xx/xx/2019. The chapter 13 plan filed on xx/xx/2018 was confirmed on xx/xx/2018. The debtor has promised to pay for trustee in the amount of xx monthly for a 1% composition. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx subject property is owner occupied. As per The reason for default is curtailment of income. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Foreclosure Comments:According to the comment dated xx/xx/2018, the foreclosure was initiated in 2017 and the file was referred to attorney on xx/xx/2017. However, the foreclosure was put on hold due to borrower has filed bankruptcy on xx/xx/2017. As per the document located on "xx", the complaint was filed on xx/xx/2018. No further details have been found regarding the foreclosure.
Bankruptcy Comments:The borrower xxx had bankruptcy under chapter 13 with the case# xx on xx/xx/2017. The POC was filed by creditor xxx xx fka Green Tree Servicing xx on xx/xx/2018 for the secured claim amount is xx and arrearage amount is xx. Notice of xx payment change was filed on xx/xx/2019. The chapter 13 plan filed on xx/xx/2018 was confirmed on xx/xx/2018. The debtor has promised to pay for trustee in the amount of $xxx00 monthly for a 1% composition. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2015 between the borrower "xx" and lender "xx”. As per the modified terms, the new principal balance is xx. The borrower has promised to pay the in the amount of xx with the interest rate of 7.500% beginning on xx/xx/2015 till maturity date of xx/xx/2055.	Affiliated Business Disclosure Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx . The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx.
The chain of assignment has been completed.
Active judgments and liens found pending are as follows:
There are three civil judgments against subject borrower which is in the total amount of xx
Annual xx taxes for the year of 2019 have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2006 to xx/xx/2020 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of xx which was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in active bankruptcy.
According to the xxx, the debtor "xx" had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2017. The POC was filed on xx/xx/2017, the POC amount is xx and the arrearage amount is xx
Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of xx for 60 months.
As per stipulation agreement the debtor 'xx' was default in the amount of xx and he will pay monthly payment of xx from xx/xx/2019 till final payment of April 20, 2020. Motion for relief from automatic stay was filed on xx/xx/2019. However, as per motion for relief (Doc.57) order, the automatic Stay was denied without prejudice and the stipulation is approved.
Available servicing comment and documents in file reveal that loan is in foreclosure since 2017. Foreclosure was referred to dated 6/xx/201. Foreclosure was put on hold due to subject borrower had filed bankruptcy chapter 13 on xx/xx/2017.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2017. Foreclosure was referred to dated 6/xx/201. Foreclosure was put on hold due to subject borrower had filed bankruptcy chapter 13 on xx/xx/2017.

Bankruptcy Comments:According to the xxx, the debtor "xx" had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2017. The POC was filed on xx/xx/2017, the POC amount is xx and the arrearage amount is xx
Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of xx for 60 months.
As per stipulation agreement the debtor 'xx' was default in the amount of xx and he will pay monthly payment of xx from xx/xx/2019 till final payment of April 20, 2020. Motion for relief from automatic stay was filed on xx/xx/2019. However, as per motion for relief (Doc.57) order, the automatic Stay was denied without prejudice and the stipulation is approved.
Loan Modification agreement was made between borrower and lender on effective date of xx/xx/2016.
The borrower had given promise to pay the UPB of xx with interest rate of 7.00% with P&I of $xxx with fixed amortized type and it was beginning from first payment date on xx/xx/2016 and ends with the maturity date of xx/xx/2056.
Affiliated Business Disclosure Missing Required Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2020 shows that the xx was originated on xx. The subject xx was recorded on xx/xx/2005 with the instrument xx.

The chain of the assignment has been completed. The current assignment is with xx.
There are two code enforcement liens for unsafe living condition against the property (Located- xx) in the total amount of xx in favor of xx.
There is an active xx prior to subject xx has been found. It was originated on xx. It was originated in the amount of xx in favor of xx One, xx
The annual installments of xx taxes for the year of 2019 have been paid in the amount of $xxxe annual installments of City taxes for the year of 2019 are paid in the amount of xx. The current ownership is vested in the name of xx

The review of the payment history shows that, the borrower is currently delinquent from more than 9 months and the next due date is for xx/xx/2019. The last payment was received on xx/xx/2020, in the amount of $xxx, which was applied for xx/xx/2019. The UPB stated in the payment history is xx. The Current P&I is $xxx and PITI is $xxx, with the interest rate of 6.250%.

4

The post xx due date per xx statement is xx/xx/2020.	Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The reason for default is curtailment of income. The property has been occupied by the owner himself.
The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2018. The plan was confirmed on xx/xx/2018.
The post-xx due date was xx/xx/2020. The POC was filed on xx/xx/2018, the amount of claim is xx and amount of arrearage is xx, under chapter 13, the debtor sxxpay to the trustee in the amount of xx for 4 months and $xxxor 56 months. The schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx.

Foreclosure Comments:According to comment history, the foreclosure process was initiated and the file was referred to an attorney on xx/xx/2018. The foreclosure process was kept on hold from xx/xx/2018 because of bankruptcy.
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2018. The plan was confirmed on xx/xx/2018.
The post-xx due date was xx/xx/2020. The POC was filed on xx/xx/2018, the amount of claim is xx and amount of arrearage is xx, under chapter 13, the debtor sxxpay to the trustee in the amount of $xxxor 4 months and $xxxor 56 months. The schedule D of xxx shows the amount of claim without deducting the value of collateral is xx  and the value of property is xx.
There is no any evidence of cram down.

The modification agreement was done on xx/xx/2017, between the (borrower) xx .
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of 6.25% with the modified P&I of $xxx.
The first payment date was due on xx/xx/2017 and the new maturity date is xx/xx/2057.
There is no deferred balance has been stated.

Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the seller-paid points and fees exception test."
* DTI > 60% (Lvl 2)     "Borrower monthly income is xx and total monthly expenses are xx DTI exceeds 60%."
* GSE Points and Fees Test Violations (Lvl 2)     "The points and fees as calculated under the applicable GSE HOEPA guidelines do not exceed the GSE HOEPA threshold.  xx loan secured by a borrower's principal residence that has either an annual percentage rate or total points and fees payable by the borrower that exceeds the applicable thresholds under HOEPA is not eligible for purxxxby xx."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of xx.  The following required State Disclosures are missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     ""The Servicing Transfer Disclosure is missing from the loan file. ""
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2020 shows that the xx was originated onxx in the amount of xx. The subject xx was recorded on xx/xx/2007 with the instrument xx.  The chain of the assignment has been completed. The current assignment is with xx, xxx, as Trustee for xx.
The annual installments of xx and city taxes for the year of 2019 have been paid in the amount of $xxx$xxxectively. The current ownership is vested in the name of xx
The review of the payment history shows that, the borrower is currently delinquent from more than 26 months and the next due date is for xx/xx/2017. The last payment was received on xx/xx/2020, in the amount of $xxxch was applied for xx/xx/2017. The UPB stated in the payment history is xx. The Current P&I is $xxxPITI is $xxxh the interest rate of 2%.

Collections Comments:The review of comment history shows that the loan is in collection. The reason for default is curtailment of income. The property has been occupied by the owner himself. According to comment history dated xx/xx/2019, the borrower told that the property has damaged due to flood. The amount of damage and nature of damage has not been found. The comment history dated xx/xx/2019 states that the borrower had filed the loss draft claim. However, he received 25% of claim funds. The foreclosure process was initiated and the file was referred to an attorney. The complaint was filed and the sale was scheduled on xx/xx/2018. The foreclosure process was kept on hold from xx/xx/2018 because of bankruptcy. The borrower xxx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2018. The plan was confirmed on xx/xx/2018 and it was dismissed on xx/xx/2020.
The post-xx due date was xx/xx/2019. The POC was filed on xx/xx/2018, the amount of claim is xx and amount of arrearage is xx  under chapter 13, the debtor sxxpay to the trustee in the amount of $xxxhly for 60 months. The schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx out of which xx.

Foreclosure Comments:According to comment history, the foreclosure process was initiated and the file was referred to an attorney. The complaint was filed and the sale was scheduled on xx/xx/2018. The foreclosure process was kept on hold from xx/xx/2018 because of bankruptcy.
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2018. The plan was confirmed on xx/xx/2018 and it was dismissed on xx/xx/2020.
The post-xx due date was xx/xx/2019. The POC was filed on xx/xx/2018, the amount of claim is xx and amount of arrearage is xx  under chapter 13, the debtor sxxpay to the trustee in the amount of $xxxhly for 60 months. The schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx out of which xx.
There is no any evidence of cram down.

The modification agreement was done on xx/xx/2015, between the (borrower) xx.
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of 2% with the modified P&I of $xxxrst payment date was due on xx/xx/2015 and the new maturity date is xx/xx/2055.
There is a deferred balance of xx has been stated.
The modification plan was given to borrower on xx/xx/2017 but borrower had not paid single payment as per this modification. The borrower had made his last payment as per modification dated xx/xx/2015.
Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan is not tested against the QM points and fees test and predatory lending guidance test due to one or more of the following findings:
The loan failed the points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The points and fees charged to the borrower exceed the greater of 5% of the xx amount or $xxxsing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in state of xx The following state required disclosures are missing in the loan file namely as
1. Placement of Insurance Disclosure
2. TN Consent to Disclosure of Insurance Information
3. Choice of Agent/insurer
4. Insurance Solicitation/Post Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 which was recorded on xx/xx/2007 with xx as nominee for xx. The chain of assignment has been completed. No active judgments or liens have been found. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is not making payments regularly. The borrower is delinquent for more than 120 days. The last payment was received on xx/xx/2020 in the amount of $xxxat was applied for the due date of xx/xx/2019. The next payment is due on xx/xx/2018. As per payment history, the current UPB is $xxx	Collections Comments:The loan is in bankruptcy. The debtor xx had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2017. As per amended chapter 13 plan dated xx/xx/2017, the debtor sxxpay xx to the trustee. The plan was confirmed on xx/xx/2017. The POC was filed on xx/xx/2017 with POC amount of xx and amount of arrearage is xx. As per collection comment, the foreclosure was initiated and refer to attorney xx/xx/2016. Later, the foreclosure was placed on hold due to bankruptcy filing. The borrower wants to keep the subject property. As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs located to the subject property.
Foreclosure Comments:As per collection comment, the foreclosure was initiated and refer to attorney xx/xx/2016. Later, the foreclosure was placed on hold due to bankruptcy filing.
Bankruptcy Comments:The debtor xxx had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2017. As per amended chapter 13 plan dated xx/xx/2017, the debtor sxxpay xx to the trustee. The plan was confirmed on xx/xx/2017. The POC was filed on xx/xx/2017 with POC amount of xx and amount of arrearage is xx.	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Initial Escrow Acct Disclosure Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Itemization of Fee and Estimated HUD-1 are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report as of xx/xx/2020 shows that the subject xx is on first lien position. Subject xx was originated on xx.00 with xx.
Chain of assignment is incomplete as current assignee isxx. xx It should be with Lone xx.
There is a junior civil judgment in the amount of $xxxorded on xx/xx/2012.
Annual estimated tax is xx
Pay history as of xx/xx/2019 shows that the loan has been in delinquency for 06 months. The last payment was received on xx/xx/2020 in the amount of $xxx53 which was applied for the due date of xx/xx/2019. Next due date is xx/xx/2019. The current UPB is xx.	Collections Comments:Review of loan file and servicing comment shows that the loan has been in delinquency for 06 months. The last payment was received on xx/xx/2020 in the amount of $xxx53 which was applied for the due date of xx/xx/2019. Next due date is xx/xx/2019. The current UPB is xx.
Foreclosure was initiated on the loan in 2017. The FC file was referred to attorney on xx/xx/2017. Later FC was placed on hold due to BK filling. xx had filed BK chapter 13 with case# xx on xx/xx/2017. Loan is still in active BK.

Foreclosure Comments:Foreclosure was initiated on the loan in 2017. The FC file was referred to attorney on xx/xx/2017. Later FC was placed on hold due to BK filling. xx had filed BK chapter 13 with case# xx on xx/xx/2017. Loan is still in active BK.
Bankruptcy Comments:Rogelio Espinoza Lara had filed BK chapter 13 with case# xx on xx/xx/2017. POC was filed on xx/xx/2018 with POC amount xx and arrearage xx. Date of last filling is xx/xx/2019. Loan is still in active BK.	The modification agreement has been made between borrower and lender effective from xx/xx/2015. The modified principal balance is xx. As per MOD borrower agreed to pay the loan with fixed interest rate of 6.250 % and P&I of $xxx. First payment was started from xx/xx/2015 and the maturity date is xx/xx/2055.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required Disclosures	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow accounting disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of servicing provider disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per final HUD-1 the settlement date is xx/xx/2003 but the Note date is xx/xx/2003."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:2055 Drive-by	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xxThe chain of the assignment been completed. The latest assignment is from xxx xxx which was recorded on xx/xx/2018. There are 2 HOA sewer liens active in the favor of xxx xxx, xx. in the amount of $xxxxxxch were recorded on xx/xx/2018 and xx/xx/2016. There is a State tax lien active in the favor of xx in the amount of xx recorded on xx/xx/2013. There is a civil judgment active in the favor of City xx in the amount of $xxxded on xx/xx/2015. Combined annual taxes for the year of xx have been paid in the amount of xx on xx/xx/2019. No prior years taxes have been found delinquent.	According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 11 months. The last payment received on xx/xx/2019, the payment applied date xx/xx/2018 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 11 months. The last payment received on xx/xx/2019, the payment applied date xx/xx/2018 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx. The reason for default is excessive obligations. The subject property has been occupied the owner. As per the comment dated xx/xx/2019 the subject property had damages due to water and leak in her bedroom. The insurance company cannot cover the damage. The borrower states there is moisture coming into the home and she cannot afford the repairs. The estimated amount of repairs has not been provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is xx The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx. The chapter 13 plan was confirmed on xx/xx/2019. The debtor sxxpay to the trustee $xxx3 months and $xxx57 months.	According to the modification, the loan was modified on xx/xx/2018 in between the borrower xx. The new modified principal balance per modification is in the amount of xx with interest rate starting at 4.000 % and borrower promises to pay P&I in the amount of $xxxnning on xx/xx/2018. The maturity date reflects per modification is xx/xx/2058.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in OK State. The following state disclosures are missing in the loan files.
OK Title protection notice
Insurance Disclosure
NSF Fee Disclosure
Over-the-limit fees
Notice of Rights to Obtain a Security Freeze"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report as of xx/xx/2020 shows that the subject xx was originated on xx.00 with xx .
Chain of assignment is incomplete as current assignee is xx. xx It should be with xx.
No active judgments or liens have been found.  Annual estimated tax is xx.
The Payment History as of xx/xx/2019 reveals that the loan is in delinquency for 3 months. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date xx/xx/2019. The current P&I is $xxxand rate of interest is 4.00%. The current unpaid principal balance is in the amount of xx.	Collections Comments:The Payment History as of xx/xx/2019 reveals that the loan is in delinquency for 3 months. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date xx/xx/2019. The current P&I is $xxxand rate of interest is 4.00%. The current unpaid principal balance is in the amount of xx.
No evidence of post-closing FC has been found.
Borrower had filed bankruptcy under Chapter 13 with the Case # xx on xx/xx/2017 and the plan was confirmed on xx/xx/2017. POC was filed by Shawn C Drummond on xx/xx/2017, in the secured claim amount of xx and arrearage amount of $xxx88. Date of Last Filing is xx/xx/2019.

Update:
As per the comment dated xx/xx/2021, the BK 7 discharged on xx/xx/2021.
As per the comment dated xx/xx/2022, the trial payment plan was started on xx/xx/2022 with the term of 6 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower had filed bankruptcy under Chapter 13 with the Case # xx on xx/xx/2017 and the plan was confirmed on xx/xx/2017. POC was filed by Shawn C Drummond on xx/xx/2017, in the secured claim amount of xx and arrearage amount of xx Date of Last Filing is xx/xx/2019.	The loan modification agreement has been made between borrower and lender effective from xx/xx/2013. As per MOD borrower agreed to pay the loan with fixed interest rate of 4.00% and P&I of $xxx. The first payment was started from xx/xx/2013 and the maturity date is xx/xx/2053. The current UPB is xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure xx Insurance Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is failed for Seller Paid Points and Fees Exception Test."
* DTI > 60% (Lvl 2)     "As per final 1003 borrower’s total income is xx and total debt for DTI is xx hence the DTI is greater than 60%."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow accounting disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "MI Cert is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2008.
The chain of assignment has been completed. The latest assignment was done from xx, xx, as Trustee for xx, which was recorded on xx/xx/2018.
No active judgments or liens have been found.
The city first & second installments taxes for the year xx have been paid in the total amount of $xxxo delinquent taxes have been found.
The review of payment history as of xx/xx/2020 shows that the borrower is currently delinquent for 26 months and the next due date is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of $xxx, which was applied for xx/xx/2019. The current P&I is $xxx and PITI is $xxx. The current UPB reflected in the payment history is in the amount of xx.	Collections Comments:According to the servicing comments, the loan is in bankruptcy.

The review of payment history as of xx/xx/2020 shows that the borrower is currently delinquent for 26 months and the next due date is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of $xxx, which was applied for xx/xx/2019. The current P&I is $xxx and PITI is $xxx. The current UPB reflected in the payment history is in the amount of xx.

Reason for default is unable to be determined.

The comments history dated xx/xx/2019 shows that the subject property is owner-occupied.

No BPO/inspection has been provided.

Foreclosure Comments:

As per the review of collection comments dated xx/xx/2018, the foreclosure was initiated in 2016 and the file was referred to an attorney on xx/xx/2016. The notice of default was filed on xx/xx/2016, the document located at “xx”. The sale publication had took place on xx/xx/2016, on xx/xx/2019, on xx/xx/2019 and on xx/xx/2016 and the sale was scheduled on xx/xx/2016, the document located at xx. However, the foreclosure actions were placed on hold as the borrower had filed the bankruptcy under Chapter-13 with Case# xx on xx/xx/2016.

Bankruptcy Comments:The borrower Viviane Konjarevich had filed the bankruptcy under Chapter-13 with Case# xx on xx/xx/2016.
The POC was filed on xx/xx/2017 with the claim amount of xx and the amount of arrearage of xx.
The Chapter 13 plan was confirmed on xx/xx/2017.
The debtor sxxpay to the trustee the sum of $xxx00 for 60 months under Chapter 13 plan. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx
The modification agreement was done on xx/xx/2015, between the (borrower)xx
As per the modified terms, the new unpaid principle balance is xx. The borrower promises to pay the interest bearing amount of xx at the interest rate of 2.0000% with the modified P&I of xx
There are four steps namely as
1. With the rate of interest of 2.000% and P&I of $xxx
2. With the rate of interest of 3.000% and P&I of $xxx
3. With the rate of interest of 3.875% and P&I of $xxx.
The first payment date was due on xx/xx/2015 and the new maturity date is xx/xx/2041. There is no deferred balance has been stated.
Missing Required State Disclosures	3: Curable	* Not all borrowers signed HUD (Lvl 3) "HUD-1 is not signed by the borrowers."	* Missing Required Disclosures (Lvl 2) "The list of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file:
1. MI Borrower's Bill of Rights.
2. MI Consumer Caution and Homeownership Counseling Notice.
								3. Choice of Insurance Agent."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00.00 in favor of xx as nominee for xx.

1. The chain of assignment is not completed as the subject xx is currently assigned to “xx” instead of “xx , xx, as Trustee For xx
2. There is a break/gap in chain of assignment as we required assignment of xx from “xx” to “xx, xx., as nominee for xx.”

3.  There is a break/gap in chain of assignment as we required assignment of xx from “xx, xx, as Trustee For xx” to “xx Of xx, xx, By xx.”

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The annual xx taxes for 2019 have been paid in full in the amount of xx on xx/xx/2019.

No prior year delinquent taxes have been found in the updated title report.
Review of updated payment history as of xx/xx/2020, the loan is currently in delinquency for +4 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of xx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in active Bankruptcy. The loan is in delinquency for +4 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of xx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.
The debtor xxhad filed Bankruptcy under chapter-13 on xx/xx/2017 with the Case#xx and the plan was confirmed on xx/xx/2018.
The Schedule-D in xxx shows that the unsecured amount is $xxxout of secured claim in the amount of xx and with collateral of $xxx0.
The POC was filed by the subject Creditor on xx/xx/2017 with the secured claim of xx with an arrearage of xx
According to the debtor's Chapter-13 plan which was filed on xx/xx/2017, the debtor sxxmake all post-xx xx payments directly to subject xx creditor as those payments ordinarily come due. Trustee may pay each allowed arrearage claim of xx until paid in full. This plan was confirmed on xx/xx/2018.
The subject creditor had filed xxx on xx/xx/2019 as the Debtor failed to maintain current the post-xx payments due under the ARM Note and as of June 04, 2019. The outstanding indebtedness to Movant is xx principal plus accrued interest, late charges, attorney’s fees and costs as provided in the ARM Note and Security Deed.
The Court ordered that the automatic stay sxxremain in effect except the Debtor sxxcontinue to remit to the Movant the regular post-xx monthly payments beginning xxx, 2019, and continue said payments thereafter pursuant to that certain ARM Note and Security Deed dated xxx5, 2006.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2017 and the foreclosure proceedings were placed on hold when the borrower was bankruptcy filed under chapter-13 on xx/xx/2017. The loan is currently in active Bankruptcy.
Bankruptcy Comments:Claim No: 2
The debtor (Natalio Pereira Pabon) had filed Bankruptcy under chapter-13 on xx/xx/2017 with the Case#xx and the plan was confirmed on xx/xx/2018.
The Schedule-D in xxx shows that the unsecured amount is $xxxout of secured claim in the amount of xx and with collateral of $xxx0.
The POC was filed by the subject Creditor on xx/xx/2017 with the secured claim of xx with an arrearage of xx
According to the debtor's Chapte-13 plan which was filed on xx/xx/2017, the debtor sxxmake all post-xx xx payments directly to subject xx creditor as those payments ordinarily come due. Trustee may pay each allowed arrearage claim of xx until paid in full. This plan was confirmed on xx/xx/2018.
The subject creditor had filed xxx on xx/xx/2019 as the Debtor failed to maintain current the post-xx payments due under the ARM Note and as of June 04, 2019. The outstanding indebtedness to xx  principal plus accrued interest, late charges, attorney’s fees and costs as provided in the ARM Note and Security Deed.
The Court ordered that the automatic stay sxxremain in effect except the Debtor sxxcontinue to remit to the Movant the regular post-xx monthly payments beginning xxx, 2019, and continue said payments thereafter pursuant to that certain ARM Note and Security Deed dated xx.
Loan modification agreement was made between the borrower and Lender on xx/xx/2016. The new modified rate is 4.000% and borrower promises to pay P&I in the amount of xx which was begun on xx/xx/2016. The new principal balance is xx and the new maturity date is xx/xx/2056.	Missing Required Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the seller-paid points and fees exception test as this loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller paid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for "Seller-Paid Points and Fees"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is "Moderate" since this loan failed the seller-paid points and fees exception test as this loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller paid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for "Seller-Paid Points and Fees"."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "Settlement Services Providers List (SSPL) disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
								* Operative index value is unable to confirm (Lvl 2) "The operative index of the loan is not confirmed as the Closing Instructions, Rate Lock Agreement and Loan Program disclosure are missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx.xxhich was recorded on xx/xx/2007.
The chain of the assignment has been completed. The latest assignment is with xx, xxx,
As Trustee Forxx which was recorded on xx/xx/2019.
No active judgments or liens have been found.
The annual installment of the school jurisdiction tax of 2019-20 has been paid in the amount ofxxon xx/xx/2019.
The annual installment of the combined jurisdiction tax of 2020 is due in the amount of xx on xx/xx/2020.
No prior year delinquent taxes have been found.	According to the review of payment history as of xx/xx/2020, the borrower has been delinquent for 9 months. The last payment was received on xx/xx/2020 which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxxPITI is in the amount of xx The UPB reflected in the amount of xx.	Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for 9 months. The last payment was received on xx/xx/2020 which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxxPITI is in the amount of xx The UPB reflected in the amount of xx.
The modification agreement was signed between the borrower xx. on xx/xx/2016.
The reason for default is unable to be determined from the latest collection comments.
The subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update:
As per the comment dated xx/xx/2023, the BK case has been discharged on xx/xx/2023.
As per the comment dated xx/xx/2024, the subject property was damaged, and a claim was filed. The loss draft check xxwas disbursed in the amount of xx.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2019. However, the foreclosure was put on hold due to BK. The date of the last filing is xx/xx/2019.

Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter-13 with case # xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018. The POC was filed on xx/xx/2017 with the secured claim of xx and the arrearage is in the amount of xx. As per the chapter 13 plan, the debtor sxxpay to the trustee the sum of xx per month for 60 months. The date of the last filing is xx/xx/2019.	This Step modification agreement was signed between the borrower xx, N. A. on xx/xx/2016.
The Unpaid Principal Balance is xx with interest rate 2.00% which steps up in 3 steps ending at 3.625%. The borrower promises to pay the monthly P&I of $xxxnning from xx/xx/2016. The maturity is xx/xx/2056. The interest bearing amount is xx and deferred balance in the amount of xx. There is no provision for the balloon payment. Previously, the loan has been modified in the year 2013.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per application, the total monthly income is in the amount of xx and the total monthly expenses are $xxx DTI shows greater than 60%."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file.
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. xx Bankers and Exempt Organizations Preapplication
6. Co-Signer Notice Requirements
7. Default Warning Notice
8.  Commitment Disclosure
9. Lock-in Disclosure
10. Expiration of Lock-in or Commitment Period"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx.xxhich was recorded on xx/xx/2005.
The chain of the assignment has been completed. The latest assignment is with xx , xxx, As Trustee For xx which was recorded on xx/xx/2018.
There is a civil judgment in the favor of xxin the amount of xx which was recorded on xx/xx/2014.
1st installment of xx jurisdiction tax of 2019 has been paid in the amount of xx on xx/xx/2019.
2nd installment of xx jurisdiction tax of 2019 has been paid in the amount of xx on xx/xx/2019.
The annual installment of utility of 2020 is due in the amount of xx on xx/xx/2020.
No prior year delinquent taxes have been found.	According to the review of payment history as of xx/xx/2019, the borrower has been delinquent for 24 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2017 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected in the amount of xx.	Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for 24 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2017 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected in the amount of xx.
The loan modification agreement was made between (borrower) Elissa M Coleman and (Lender) Green Tree Servicing xx, on xx/xx/2015.
The reason for default is unable to be determined from the latest collection comments.
As per the comment dated xx/xx/2019, the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2018. However, the FC was put on hold as the borrower had filed bk on xx/xx/2017 and the plan was confirmed on xx/xx/2018.
Bankruptcy Comments:The borrower Elissa M Coleman had filed bankruptcy under chapter 13 with the case # xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018. The POC was filed on xx/xx/2017 with the secured claim amount of xx and the amount of arrearage is xx. The debtor sxxpay to the trustee the sum of $xxx5 months and $xxx24 months then $xxx31 months. The xxx was filed on xx/xx/2019. The date of the last filing is xx/xx/2020.

This loan modification agreement was made between (borrower) xx , on xx/xx/2015.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 4.250% and new P&I is in the amount of xx beginning from xx/xx/2015. The maturity is xx/xx/2055. The interest bearing amount is xx and deferred balance in the amount of xx There is no provision for the balloon payment.	Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file.
1. Affidavit of Consideration
2. Affidavit of Disbursement
3. First Time Buyers Affidavit
4. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5. Balloon Payment
6. No Escrow Account
7. Mandatory Binding Arbitration Disclosures"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Operative index value is unable to confirm (Lvl 2) "Operative index value is unable to be determined."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:2055 Drive-by	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 with xx as nominee for xx and it was recorded on xx/xx/2001.
The chain of assignment is complete. The current assignment is with xxx as trustee forxx.
No active judgments or liens have been found.
2018 combined annual taxes have been paid off in the amount of xx on xx/xx/2019.
First half for year of 2019 taxes are due on xx/xx/2019 in the amount of $xxxt are not considered delinquent until 5-1-2020.)
According to payment history as of xx/xx/2020, the borrower is delinquent for 7 months and next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2019. The UPB is reflected in payment history in the amount of $xxx26 and accrued interest is $xxx74.	Collections Comments:According to payment history as of xx/xx/2020, the borrower is delinquent for 7 months and next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2019. The UPB is reflected in payment history in the amount of $xxx26 and accrued interest is $xxx74.
According to the available servicing comments from xx/xx/2013 to xx/xx/2020, the foreclosure was initiated on the subject property in 2017. The foreclosure file was referred to attorney on xx/xx/2017 and complaint was filed on xx/xx/2017. The notice of trustee's sale located at "9xx" states that the property was to be sold on xx/xx/2017 but it was canceled due to BK filling. The borrower had filed bankruptcy chapter 13 on xx/xx/2017. Loan is still in active Bankruptcy.

Foreclosure Comments:According to the available servicing comments from xx/xx/2013 to xx/xx/2020, the foreclosure was initiated on the subject property in 2017. The foreclosure file was referred to attorney on xx/xx/2017 and complaint was filed on xx/xx/2017. The notice of trustee's sale located at "9805295038_1063_11092017_FC - Publication_297544809" states that the property was to be sold on xx/xx/2017 but it was canceled due to BK filling. The borrower had filed bankruptcy chapter 13 on xx/xx/2017. Loan is still in active Bankruptcy.
Bankruptcy Comments:According to the xxx, the debtor "xx" had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017. The date of last filing is xx/xx/2019. The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is $xxx74. Motion for relief from automatic stay was filed on xx/xx/2018 and it was granted on xx/xx/2019. The plan was confirmed on xx/xx/2018 and under chapter-13 plan debtor was committed to pay to the trustee the arrearage in the amount of $xxxoan is still in active Bankruptcy.	Loan Modification agreement was made between borrower and lender on xx/xx/2015. The borrower had promised to pay the UPB of xx with interest rate of 7.375% with P&I of $xxx with fixed interest rate of 7.375 and P&I $xxx. First payment was started on xx/xx/2015 and the maturity date is xx/xx/2055.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required Disclosures Missing Required State Disclosures	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "As per appraisal report dated xx/xx/2001 the subject property type is ‘xx’. But VIN # has not been mentioned on Appraisal report. VIN #/Serial # is also not provided with the legal description.
Final title policy does not verify ALTA 7, and latest BPO is also not received. Tax certificate is not provided with updated title report. No affixation document has been found in the loan file. Hence we are unable to ensure whether the foundation has been fixed to land or not."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx . The required state disclosure Construction Finance Notice missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.xx which was recorded on xx/xx/2007.
The chain of the assignment has been completed. Currently the assignment is with xx, xxx, as Trustee forxx which was recorded on xx/xx/2018.
There are three active junior civil judgments against the borrower for the total amount of xx in the favor ofxx xxx and xx II which was recorded on xx/xx/2008, xx/xx/2009, and xx/xx/2009.
There is one active water/Sewer Lien against the subject property in the favor of xx, Virginia for the amount of $xxx is recorded on xx/xx/2016.
xx annual taxes have been paid in the amount of $xxxxx/2019 and xx/xx/2019. No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2019, the loan is in delinquency for 3 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 1.000 % and P&I is $xxx	Collections Comments:The loan is currently bankruptcy and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 1.000 % and P&I is $xxx comment dated xx/xx/2019 the reason for default is illness of borrower.
According to comment dated xx/xx/2018, the foreclosure was initiated in 2016 and the file was referred to an attorney on xx/xx/2016. The complaint was filed on xx/xx/2016. Further, the foreclosure was put on hold due to bankruptcy filing. The borrower, Rita Dawn Christian-Coles had filed bankruptcy under chapter 13 with case#xx on xx/xx/2016. The Amended chapter 13 plan has been filed on xx/xx/2017(Doc#27) which was confirmed on xx/xx/2017. Trial modification was sent to the borrower on xx/xx/2019. The comment dated xx/xx/2019 states that the modification has been completed. The loan was modified on xx/xx/2019. According to modified terms, the new principal balance is xx out of which deferred principal balance is xx. Hence, interest bearing amount is reflected as xx. The lender has forgiven the principal balance of $xxxing to comment dated xx/xx/2019, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:According to comment dated xx/xx/2018, the foreclosure was initiated in 2016 and the file was referred to an attorney on xx/xx/2016. The complaint was filed on xx/xx/2016. Further, the foreclosure was put on hold due to bankruptcy filing. The borrower, Rita Dawn Christian-Coles had filed bankruptcy under chapter 13 with case#xx on xx/xx/2016. The Amended chapter 13 plan has been filed on xx/xx/2017(Doc#27) which was confirmed on xx/xx/2017. Trial modification was sent to the borrower on xx/xx/2019. The comment dated xx/xx/2019 states that the modification has been completed. The loan was modified on xx/xx/2019.
Bankruptcy Comments:The borrower, xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2016. The Amended chapter 13 plan has been filed on xx/xx/2017(Doc#27) which was confirmed on xx/xx/2017.
According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. Hence, unsecured portion is reflected in the amount of xx.
POC (Claim#14-1) had been filed by the creditor, xx Financial xx fka Green Tree Servicing xx for the secured claim amount ofxx and the amount of arrearage of xx on xx/xx/2017. Deadline for filing POC is xx/xx/2017.
According to amended chapter 13 plan dated xx/xx/2017, the debtor sxxpay to the trustee in the amount of xx monthly for 7 months, then $xxxhly for 53 months.  The arrearage to be paid through the plan is in the amount of xx for 39 months. The same plan was confirmed on xx/xx/2019. The motion to approve the loan modification was filed on xx/xx/2019. Order on same was granted on xx/xx/2019. Motion for relief from stay was filed on xx/xx/2019 and order for same was granted on xx/xx/2020. The date of last filing is xx/xx/2020.
The loan modification agreement was made between the borrower xx and the Lender xx . on xx/xx/2019. According to modified terms, the new principal balance is xx out of which deferred principal balance is xx. Hence, interest bearing amount is reflected as xx. The lender has forgiven the principal balance of $xxxer promises to pay $xxx the initial interest rate of 1.00% beginning from xx/xx/2019. The loan maturity date is xx/xx/2059. The loan was modified with five steps of interest rate.	Initial Escrow Acct Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxoan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -xx
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -xx
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. VA Application Disclosure
2. Choice of Settlement Agent Disclosure
3. Disclosure of Charges for Appraisal or Valuation
								4. Copy of Appraisal or Statement of Appraised Value"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with xx xxx, xx, and it was recorded on xx/xx/2003.
The chain of assignment has been completed. Currently, the assignment  is with xx, xx, as trustee xx
There is a junior xx open against the subject property in the favor of  xx in the amount of xx which was recorded on xx/xx/2003.
No active judgments or liens have been found.
Annual combined taxes of 2019 have been paid in the amount of xx.	The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The delinquency has been done for 5 months. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2019. The current P&I is $xxx and interest rate is 5.875%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The delinquency has been done for 5 months. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2019.
According to the xxx, the debtor "xx" had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2017.  POC was filed by xx Financial xx on xx/xx/2017, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2017. Modified plan was filed on xx/xx/2017, which states subject creditor claim arrearage will be paid monthly through bankruptcy in the amount of $xxx for 60 months and regular payment will be paid directly to creditor. This plan was confirmed on xx/xx/2017.
Available servicing comment and documents in file reveal that loan is in foreclosure since 2016. Foreclosure referred to attorney was completed on xx/xx/2016. Foreclosure complaint (xx) was filed on xx/xx/2017 with case xx and the lis pendens was filed on same day.  But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2017. Currently, bankruptcy case is active.
According to collection comment, no damages or repairs have been found. Comment dated xx/xx/2019 states that the property is occupied by owner.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2016. Foreclosure referred to attorney was completed on xx/xx/2016. Foreclosure complaint (xx) was filed on xx/xx/2017 with case xx and the lis pendens was filed on same day.  But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2017. Currently, bankruptcy case is active.
Bankruptcy Comments:According to the xxx, the debtor "xx" had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2017. POC was filed by xx Financial xx on xx/xx/2017, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2017. Modified plan was filed on xx/xx/2017, which states subject creditor claim arrearage will be paid monthly through bankruptcy in the amount of $xxx for 60 months and regular payment will be paid directly to creditor. This plan was confirmed on xx/xx/2017.	Not Applicable	Affiliated Business Disclosure
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Missing Required Disclosures
Missing Required State Disclosures
xx Insurance
Notice of Servicing Transfer
Right of Rescission	2: Acceptable with Warnings	* Appraisal not signed (Lvl 2) "Available copy of appraisal report consist only first page and remaining pages are missing."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is Moderate due to loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. Loan data is 0.000%, comparison data is 6.045% and variance is -6.045%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan is conventional and LTV is 91.000%, hence MI certificate is required, however, the same has been missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following required state disclosures are missing from the loan file.
1. Agent Preference Disclosure
2. Casualty Insurance Disclosure
3. Manufactured Home Loan  Disclosures"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the subject xx was originated on xx. The chain of assignment has been completed. Currently, the xx assignment is with xx, xx, and As Trustee for xx.
No active judgments or liens have been found.
Annual estimated tax is xx.
Payment history as of xx/xx/2020 reveals that the borrower is delinquent for 8 Months and next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the P&I amount of $xxx which was applied for the due date of xx/xx/2019. The current UPB is in the amount of xx and according to payment history tape data current Interest Rate is 5.875%.	Collections Comments:Review of loan file and servicing comment reveals that the borrower is delinquent for 8 Months and next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the P&I amount of $xxx which was applied for the due date of xx/xx/2019. The current UPB is in the amount of xx and according to payment history tape data current Interest Rate is 5.875%.
Borrower xx filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017 and the plan was confirmed on xx/xx/2017. Loan is still in active Bankruptcy.
No evidence of post-closing FC has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower xxx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017 and the plan was confirmed on xx/xx/2017. POC was filed by xx xx FKA A Green Tree Servicing xx on xx/xx/2017, in the secured claim amount xx and an arrearage amount of $xxx14. Schedule D in xxx dated xx/xx/2017 reveals that the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. Hence, unsecured portion remained as xx. Loan is still in active Bankruptcy.	The loan modification agreement was made between “xx” borrower and “xx” (Lender) on xx/xx/2006. The first modified payment has been started from xx/xx/2006 and the new maturity date will be xx/xx/2036. The new modified unpaid principal balance is xx.	Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease risk indicator is moderate as loan is failing for discount fee test;"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Compliance Ease risk indicator is moderate as loan is failing for discount fee test;
Loan data is xx comparison data is xx. Hence, the variance is +$xxx."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "Below State Disclosures are missing from loan file;
								Equal Credit Availability Notice, Insurance Tying Disclosure, Non-Deposit Insurance Disclosure"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There are two civil judgments against the borrower which is in the total amount ofxx
There is junior xx against the property which is in the total amount of xx recorded on xx/xx/2001 and originated by xx as nominee for xx.
Annual xx taxes for the year of 2019 have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2013 to xx/xx/2020 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxx which was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx..	Collections Comments:The loan is in active bankruptcy. According to the xxx report, the debtor Yandry Cabrera had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $xxx for 60 months. The POC was filed on xx/xx/2018. The POC amount is xx and total arrearage amount is xx.
Available servicing comment and documents in file reveal that loan is in foreclosure since 2018. Foreclosure was referred to dated xx/xx/2018. Foreclosure was put on hold due to subject borrower had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2018.  No evidences have been found regarding the damages or repairs.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2018. Foreclosure was referred to dated xx/xx/2018. Foreclosure was put on hold due to subject borrower had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2018.
Bankruptcy Comments:According to the xxx report, the debtor Yandry Cabrera had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $xxx for 60 months. The POC was filed on xx/xx/2018. The POC amount is xx and total arrearage amount is xx.	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required Disclosures
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And estimated HUD-1 and Fee itemization are also not available in the loan file."	* Application Missing (Lvl 2) "Final loan application /1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing in the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00.
There is an active xx prior to the subject xx, in the favor of Crossland xx recorded on xx/xx/1992 for the amount of xx.
There is a junior xx was originated on xx
No active liens and judgments have been found against the borrower and subject property.
The chain of assignment has been incomplete. Currently, the assignment is from  xx, a Delaware limited liability company which was recorded on xx/xx/2014.
First and second installments of xx taxes of 2019 have been paid in the amount of xx on xx/xx/2019 and xx on xx/xx/2019.
No, any prior year delinquent taxes have been found.

According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 16 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of xx which was applied for the due date of xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and the current interest rate is 5.625%.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxx75 which was applied for the due date of xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx00 and the current interest rate is 5.625%. The loan was modified. According to the document located on xx the foreclosure was initiated on 2017 and the file was referred to attorney on xx/xx/2017. The complaint was filed on xx/xx/2017. The sale was scheduled for xx/xx/2018. However, the foreclosure was put on hold due to borrower has filed bankruptcy on xx/xx/2018. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The POC was filed by creditor xx on xx/xx/2018 for the secured claim amount is xx and arrearage amount is xx. Notice of xx payment change was filed on xx/xx/2019. Motion for relief from stay was filed on xx/xx/2019. The chapter 13 plan filed on xx/xx/2018 was confirmed on xx/xx/2018. The order on motion to amend chapter 13 plan was filed on xx/xx/2019. As per the modify chapter 13 plan dated xx/xx/2019, the debtor has promised to pay for trustee in the amount of xx for monthly. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxsubject property is owner occupied. The reason for default is curtailment of income. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.

Foreclosure Comments:According to the document located on “xx”, the foreclosure was initiated on 2017 and the file was referred to attorney on xx/xx/2017. The complaint was filed on xx/xx/2017. The sale was scheduled for xx/xx/2018. However, the foreclosure was put on hold due to borrower has filed bankruptcy on xx/xx/2018.
Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The POC was filed by creditorxx on xx/xx/2018 for the secured claim amount is xx and arrearage amount is xx. Notice of xx payment change was filed on xx/xx/2019. Motion for relief from stay was filed on xx/xx/2019. The chapter 13 plan filed on xx/xx/2018 was confirmed on xx/xx/2018. The order on motion to amend chapter 13 plan was filed on xx/xx/2019. As per the modify chapter 13 plan dated xx/xx/2019, the debtor has promised to pay for trustee in the amount of xx for monthly. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2014 between the borrower xx and lender "xx”. As per the modified terms, the new principal balance is xx. The borrower has promised to pay the in the amount of xx with the interest rate of 5.625% beginning on xx/xx/2014 till maturity date of xx/xx/2054.	Missing Required State Disclosures	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Missing Required Disclosures (Lvl 2) "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. Construction Lien Disclosure
2. xx Loan Servicing Disclosure
3. Choice of Insurance Notice
4. PurxxxMoney Residential xx Loan Closing Valuation Disclosure
5. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Settlement date is different from note date (Lvl 2) "The settlement date is xx/xx/2003 and note date is xx/xx/2003. However, the settlement date is different from the note date."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. The chain of assignment has been completed. There is a junior xx in the amount of xx which was recorded on xx/xx/2007 in favor of xx as nominee for xx. No active liens and judgments have been found on the subject property. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is not making payments regularly. The borrower is delinquent for more than 120 days. The last payment was received on xx/xx/2019 in the amount of xx that was applied for the due date of xx/xx/2018. The next payment is due on xx/xx/2018. As per payment history, the current UPB is xx.	Collections Comments:The loan is in active bankruptcy. The debtor xx had filed bankruptcy under chapter-13 with case#xx on xx/xx/2017. As per amended chapter 13 plan dated xx/xx/2017, the debtor sxxpay xx The plan was confirmed on xx/xx/2018. The xxx was filed on xx/xx/2019. The POC was filed on xx/xx/2017 with POC amount of xx and amount of arrearage is xx. As per comment dated xx/xx/2018, the foreclosure was approved to proceed on loan. The foreclosure was referred to an attorney on xx/xx/2017. The complaint was filed on xx/xx/2017. Later, the foreclosure was placed on xx/xx/2017 due to bankruptcy. The borrower wants to keep the subject property. As per comment, the subject property is owner occupied and in good condition as no visible damages have been observed.
Foreclosure Comments:As per comment dated xx/xx/2018, the foreclosure was approved to proceed on loan. The foreclosure was referred to an attorney on xx/xx/2017. The complaint was filed on xx/xx/2017. Later, the foreclosure was placed on xx/xx/2017 due to bankruptcy.
Bankruptcy Comments:The debtor xx had filed bankruptcy under chapter-13 with case#xx on xx/xx/2017. As per amended chapter 13 plan dated xx/xx/2017, the debtor sxxpay $xxx. The plan was confirmed on xx/xx/2018. The xxx was filed on xx/xx/2019. The POC was filed on xx/xx/2017 with POC amount of xx and amount of arrearage is xx.	The loan modification agreement was made on xx/xx/2015 with a new principal balance of xx with fixed rate of 4.125%. The borrower promised to pay monthly P&I payment in the amount of $xxx started on xx/xx/2015 till the maturity date of xx/xx/2055.	Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per Final 1003, the borrower income is xx however, total monthly expenses are xx."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "xx."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active civil judgment lien against subject property which is in the amount of xx recorded on xx/xx/2003 and originated by xxs, xx.
There is one water lien open against the subject property in the amount of xx held by xx and recorded xx/xx/2013.
Annual xx taxes for the year of 2019 have been paid in the amount of xx
No delinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2003 to xx/xx/2020 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxx which was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in active bankruptcy. According to the xxx report, the debtor xx. had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2017 and the plan was confirmed on xx/xx/2017. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $xxx for 48 months. The POC was filed on xx/xx/2017. The POC amount is xx and total arrearage amount is $xxx90.
Review of the payment history available from xx/xx/2003 to xx/xx/2020 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxx which was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the debtor xx. had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2017 and the plan was confirmed on xx/xx/2017. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $xxx for 48 months. The POC was filed on xx/xx/2017. The POC amount is xx and total arrearage amount is $xxx90.	Loan Modification agreement was made between borrower and lender on effective date of xx/xx/2016.
The borrower had given promise to pay the UPB of xx with interest rate of 3.375% with P&I of $xxx with fixed amortized type and it was beginning from first payment date on xx/xx/2016 and ends with the maturity date of xx/xx/2053.
2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "MO Seller-Paid Points and Fees Exception Test: FAIL"
								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase risk indicator is “Moderate” due to MO Seller-Paid Points and Fees Exception Test."		Moderate	Not Covered	Pass	No Result	Not Covered	Pass	Fail		Value: Date: Type:2055 Drive-by	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2020 the subject xx was originated on xx.xxThe chain of assignment has not been completed, currently the assignment is with xxx xx  as Trustee for xx.
There are xx.
The first credit card was recorded on xx/xx/2013 for the amount of xx in the favor of xx xx.
The second credit card judgment was recorded on xx/xx/2012 for the amount of xx in the favor of xx.
Annual xx and school taxes for the year 2019 are paid in the amount of xx No prior delinquency has been found.
According to the payment history as of dated xx/xx/2019 the borrower has been delinquent for 14 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2019 for the amount of xx(PITI). The monthly P&I is in the amount of $xxx an interest rate of 4.00%. The current UPB is reflected in payment history for the amount of xx.
Collections Comments:The current status of the loan is in bankruptcy.
The process of foreclosure has been initiated, the foreclosure document located at (“xx”) the file was referred to an attorney and complaint was filed on xx/xx/2017.
No further details have been found regarding the foreclosure.
The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018 and plan was confirmed on xx/xx/2018.
The reason for default is unable to be determined.
The loan has been modified since the origination.
As per the servicing comments dated xx/xx/2020 the subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair.

Foreclosure Comments:The process of foreclosure has been initiated, the foreclosure document located at (“xx”) the file was referred to an attorney and complaint was filed on xx/xx/2017.
No further details have been found regarding the foreclosure.
The borrower xxhad filed bankruptcy under chapter 13 with case#xx on xx/xx/2018 and plan was confirmed on xx/xx/2018.

Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018 and plan was confirmed on xx/xx/2018. As per chapter 13 plan the debtor supposes to pay the trustee the amount of $xxxmonth for the 60 months. The POC was filed on xx/xx/2018 the amount of POC of xx and the arrearage amount is xx. The motion for relief from stay was filed on xx/xx/2019.	The modification agreement was made between the lender xxand the borrower xx on xx/xx/2015, the new principal balance as per mod is xx. The first payment was due on xx/xx/2015 and the maturity date is xx/xx/2055. The modified P&I is in the amount of $xxx an interest rate of 4.00%. The amount of xx is considered as deferred balance and the xx is the interest bearing amount. The modification does not contain balloon payment.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD along with Estimated HUD and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx., which was recorded on xx/xx/2004. The chain of assignment is complete as the subject xx is with the current assignee,xx.
There are two active junior mortgages which has been found on the updated title report
There is a junior xx in the amount of $xxxn favor of xxwhich was recorded on xx/xx/2006 in xx
There is junior xx in the amount of xx in favor of xx which was recorded on xx/xx/2004.
There is an active civil judgment against the borrower n the amount of xx which was recorded on xx/xx/2009 in favor of xx
Annual Combined tax of 2019 has been paid on xx/xx/2019 in the amount of xx
Annual School tax of 2019-20 has been paid on xx/xx/2019 in the amount of xx

Review of the payment history provided from xx/xx/2007 to xx/xx/2020 reveals that borrower has been the delinquent for 16 months. The last payment was received in the amount of $xxx on xx/xx/2020 which was applied for the due date of xx/xx/2018. The next due date is xx/xx/2018. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 4.375%.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments shows that the borrower has been the delinquent for 16 months. The last payment was received in the amount of xx on xx/xx/2020 which was applied for the due date of xx/xx/2018. The next due date is xx/xx/2018. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 4.375%.
Loan modification agreement was made between the borrower and Lender on xx/xx/2015. The new modified rate is 4.375% and borrower promises to pay P&I in the amount of $xxx which was begun on xx/xx/2015. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2055. Reason for Modification is Financial Hardship.
Review of the collection comments shows that the foreclosure was initiate and file was referred to attorney on xx/xx/2017. Foreclosure was placed on hold due to borrower has filed bankruptcy under chapter 13 case #xx/xx/2017. Currently file is on hold due to active bankruptcy.
Borrower has filed chapter 13 plan on xx/xx/2017 under case# xx. POC was filed on xx/xx/2017 which shows that the amount of secured claim is xx and the amount of arrearage is $xxx11. Amended modified Chapter 13 Plan was filed on xx/xx/2019 which states that the debtor sxxpay $xxxr month for term of 60 months and debtor will cure the subject xx payment $xxx per month and subject arrears which is in the amount of $xxx11 will be paid in full through disbursement by trustee. Order Confirming Chapter 13 Plan was filed on xx/xx/2019 which states that the debtor amended chapter 13 plan which was filed on xx/xx/2019 is hereby confirmed. Currently debtor is in active bankruptcy.
As per collection comments subject property has been occupied by the owner and is in active bankruptcy.
Foreclosure Comments:Review of the collection comments shows that the foreclosure was initiate and file was referred to attorney on xx/xx/2017. Foreclosure was placed on hold due to borrower has filed bankruptcy under chapter 13 case #xx/xx/2017. Currently file is on hold due to active bankruptcy.
Bankruptcy Comments:Borrower has filed chapter 13 plan on xx/xx/2017 under case# xx. POC was filed on xx/xx/2017 which shows that the amount of secured claim is xx and the amount of arrearage is $xxx11. Amended modified Chapter 13 Plan was filed on xx/xx/2019 which states that the debtor sxxpay $xxxr month for term of 60 months and debtor will cure the subject xx payment $xxx per month and subject arrears which is in the amount of $xxx11 will be paid in full through disbursement by trustee. Order Confirming Chapter 13 Plan was filed on xx/xx/2019 which states that the debtor amended chapter 13 plan which was filed on xx/xx/2019 is hereby confirmed. Currently debtor is in active bankruptcy.	Loan modification agreement was made between the borrower and Lender on xx/xx/2015. The new modified rate is 4.375% and borrower promises to pay P&I in the amount of xx which was begun on xx/xx/2015. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2055. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is Moderate due to TILA APR Test is failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA test failed due to TILA APR Test:
TILA APR Test shows Loan data is 0.000%, Comparison data is 7.201% and variance is -7.201%.
The annual percentage rate (APR) is 7.201%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of Servicer Provider is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with xx.
The chain of assignment has been completed. Currently, the xx is with xxx  which was recorded on xx/xx/2018.
No active liens and judgments against the borrower/property.
1st installment of xx tax for the year 2019 has been paid in the amount of xx on xx/xx/2019.
2nd installment of xx tax for the year 2019 is due in the amount of xx on xx/xx/2020.
According to the review of payment history as of xx/xx/2019, the borrower is delinquent for 26 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2017 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxx87 and PITI is in the amount of $xxx00. The UPB reflected in the amount of xx.
Collections Comments:The loan is currently in collection. According to the review of payment history as of xx/xx/2019, the borrower is delinquent for 26 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2017 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxx87 and PITI is in the amount of xx The UPB reflected in the amount of xx.
This loan modification agreement was made between the borrower xx and the lender  xx on xx/xx/2014.
The reason for default is unavailable.
As per the xxx Report dated xx/xx/2019 located at “xx”, the subject property is owner-occupied with average condition. No damages or repairs have been found.

Foreclosure Comments:The foreclosure was initiated. As per the comment dated xx/xx/2018, the file was referred to an attorney on xx/xx/2016. However, as per the comment dated xx/xx/2020, the foreclosure was put on hold due to the borrower had filed bankruptcy on xx/xx/2017. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-11 with the case# xx on xx/xx/2017. The POC was filed on xx/xx/2017, the POC amount is xx and the arrearage amount is xx The chapter xx on xx/xx/2018 as per the class VIII the regular monthly payments due each month in the amount of $xxx87 sxxbe paid by xx. In addition the debtor sxxmake cash distribution of $xxx for 60 months. The schedule D of xxx does not show subject xx claim, however; in schedule E/F the subject claim is showing in the amount of xx as unsecured claim. As per the order converting case to chapter 7 (Doc xx) the chapter # 11 case converted into chapter #7. There is no comment indicating a cramdown. The case was discharged on xx/xx/2019 and terminated on xx/xx/2020.	This loan modification agreement was made between the borrower xx and the lender xx on xx/xx/2014.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 4.625% and new P&I is in the amount of xx beginning from xx/xx/2014 till the maturity date xx/xx/2054. The interest-bearing amount is xx. There is no provision for the balloon payment.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2020 shows that the xx was originated onxx, in the amount of xx. The subject xx was recorded on xx/xx/2006 with the instrument xx.
 The chain of the assignment has been completed. The current assignment is with xx, N A, As Trustee for xx
There is a junior xx active found in the amount of xx in favor of xx. It was originated on xx.
There are two credit card judgments in the amount of $xxx xx in favor of xx and Quick Click Loans of xx respectively.
The annual installments of combined taxes for the year of 2019 have been paid in the amount of xx The current ownership is vested in the name of xx .

The review of the payment history shows that, the borrower is currently delinquent from more than 3 months and the next due date is for xx/xx/2019. The last payment was received on xx/xx/2020, in the amount of $xxx, which was applied for xx/xx/2019. The UPB stated in the payment history is xx. The Current P&I is $xxx and PITI is $xxx, with the interest rate of 6.625%.

Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The reason for default is illness of borrower. The property has been occupied by the owner himself. The borrower xxhad filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2017. The plan was confirmed on xx/xx/2019.
The post-xx due date was xx/xx/2020. The POC was filed on xx/xx/2017, the amount of claim is xx and amount of arrearage is xx, under chapter 13, the debtor sxxpay to the trustee in the amount of $xxxnthly for 36 months. The schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx. The motion for relief was filed on xx/xx/2019 and order on motion for relief was filed on xx/xx/2019.
There is no any evidence of cram down.
According to comment history, the foreclosure process was initiated and the file was referred to an attorney on xx/xx/2019. The foreclosure process was kept on hold from xx/xx/2017 because of active bankruptcy. The last payment was received on xx/xx/2020, in the amount of $xxx, which was applied for xx/xx/2019. The UPB stated in the payment history is xx. The Current P&I is $xxx and PITI is $xxx, with the interest rate of 6.625%.

Foreclosure Comments:According to comment history, the foreclosure process was initiated and the file was referred to an attorney on xx/xx/2019. The foreclosure process was kept on hold from xx/xx/2017 because of active bankruptcy.

Bankruptcy Comments:The borrower Andrew Dorsey Pittman had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2017. The plan was confirmed on xx/xx/2019.
The post-xx due date was xx/xx/2020. The POC was filed on xx/xx/2017, the amount of claim is xx and amount of arrearage is xx, under chapter 13, the debtor sxxpay to the trustee in the amount of $xxxnthly for 36 months. The schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx. The motion for relief was filed on xx/xx/2019 and order on motion for relief was filed on xx/xx/2019.
There is no any evidence of cram down.

The modification agreement was done on xx/xx/2013, between the (borrower) xx and the (lender) xx.
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of 6.625% with the modified P&I of $xxx.
The first payment date was due on xx/xx/2013 and the new maturity date is xx/xx/2053.
There is no deferred balance has been stated.
Credit Application Missing Required State Disclosures xx Insurance Origination Appraisal	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "This is conventional loan, the LTV at origination is 140.678%. The lender require the xx insurance certificate. However, the xx insurance certificate is missing from loan file."	* Application Missing (Lvl 2) "The illegible copy of 1003 is available, the fees not visible."
* LTV or CLTV exceeds 104% (Lvl 2)     "The appraisal is missing, as per tape data, the appraised value is xx. However the loan amount is xx. so that LTV exceeds 100%."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia State. The following required state disclosures are missing from the loan file.
1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
								2. Disclosure of Additional Fees"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx. for the amount of xx. There is junior xx was originated on xx. for the amount of xx. The chain of assignment has been incomplete. Currently, the assignment is from U.S xx trust, xx as trustee for xx which was recorded on xx/xx/2018. There is a gap in assignment fromxx, LP fka xx to xx of xx xx No active liens and judgments have been found against the borrower and subject property. First and Second installments of xx taxes of 2019 have been paid in the amount of xx on xx/xx/2020 and due in the amount of xx on xx/xx/2020. No, any prior year delinquent taxes have been found.	According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 4 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of xx which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 4.500%.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 4.500%. The loan was modified. The foreclosure was not initiated. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2015. The POC was filed by creditor Green Tree Servicing xx on xx/xx/2015 for the secured claim amount is xx and arrearage amount is xx Notice of xx payment change was filed on xx/xx/2019. Order on motion to dismiss was filed on xx/xx/2019. Order on motion to avoid lien was filed on xx/xx/2016. The chapter 13 plan filed on xx/xx/2015 was confirmed on xx/xx/2015. The debtor has promised to pay for trustee in the amount of xx for 60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx.The subject property is owner occupied. The reason for default is curtailment of income. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.

Update:
No changes have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2015. The POC was filed by creditor xx on xx/xx/2015 for the secured claim amount is xx and arrearage amount is xx Notice of xx payment change was filed on xx/xx/2019. Order on motion to dismiss was filed on xx/xx/2019. Order on motion to avoid lien was filed on xx/xx/2016. The chapter 13 plan filed on xx/xx/2015 was confirmed on xx/xx/2015. The debtor has promised to pay for trustee in the amount of $xxx00 for 60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx.	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2014 between the borrower "xx" and lender "xx”. As per the modified terms, the new principal balance is xx. The borrower has promised to pay the in the amount of $xxx with the interest rate of 4.500% beginning on xx/xx/2015 till maturity date of xx/xx/2054.	Affiliated Business Disclosure Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the discount fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the discount fee test.   Discount Fee Test: FAIL The loan data is $xxx50, the comparison data is $xxx00 and the variance is +$xxx50  The sum of all discount points is greater than 2% of the original principal amount. Discount points means any charges, whether or not actually denominated as "discount points," that are paid by the seller or the buyer of residential real property to a residential xx lender or that are deducted and retained by a residential xx lender from the proceeds of the residential xx. "Discount points" does not include the costs associated with settlement services as defined in RESPA."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file. 1. Equal Credit Availability NoticeAnti-Tying Disclosure 2. Insurance Tying Disclosure 3. Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 which was recorded on xx/xx/2006 with xx as nominee for xx. The chain of assignment has been completed. There is a junior xx on the subject property in the amount of xx in favor of xx which was recorded on xx/xx/2006.There is one credit card judgment on the subject property in the amount of xx which was recorded on xx/xx/2014. No prior year delinquent taxes have been found.	Collections Comments:The loan is active in bankruptcy. The debtor xx had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2017. As per chapter 13 plan dated xx/xx/2017, the debtor sxxpay $xxxr month for 60 months. The plan was confirmed on xx/xx/2017. The POC was filed on xx/xx/2017 in the amount of xx and amount of arrearage is xx. As per comment, the foreclosure was initiated on loan in 2017. The foreclosure was referred to an attorney on xx/xx/2017. The complaint was filed on xx/xx/2017. Later, the foreclosure was placed on hold due to bankruptcy. No further comments have been found. As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs located to the subject property.

Update:
As per the comment dated xx/xx/2021, the bankruptcy was discharged on xx/xx/2021.
As per the comment dated xx/xx/2024, the borrower wanted to pay off the loan. Further details are not available.

Foreclosure Comments:As per comment, the foreclosure was initiated on loan in 2017. The foreclosure was referred to an attorney on xx/xx/2017. The complaint was filed on xx/xx/2017. Later, the foreclosure was placed on hold due to bankruptcy. No further comments have been found.
Bankruptcy Comments:The debtor xx had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2017. As per chapter 13 plan dated xx/xx/2017, the debtor sxxpay xx per month for 60 months. The plan was confirmed on xx/xx/2017. The POC was filed on xx/xx/2017 in the amount of xx and amount of arrearage is xx.	The loan modification agreement was made on xx/xx/2015 with a new principal balance of xx with fixed rate of 7.750%. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx/xx/2016 till the maturity date of xx/xx/2055.	Affiliated Business Disclosure	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service provider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per Final HUD-1, Settlement date is xx/xx/2006 and Note date is xx/xx/2006."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.xx. The chain of assignment has been completed. Currently, the xx assignment is with ‘Trustee for xx Subject xx is on first lien position. No active liens and judgments have been found. No delinquent taxes have been found for the prior year. xx taxes have been paid off in the amount of xx	The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2019 to till date. The loan is in delinquency for more than 4 months. The last payment was received on xx/xx/2020 in the amount of xx with interest rate of 2.00% which was applied for the due date of xx/xx/2019. The payment history reflects current unpaid principal balance is in the amount of xx and modified deferred balance is xx.	Collections Comments:Comment:
Project xx_Comments_20200116_6
The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2019 to till date. The loan is in delinquency for more than 4 months. The last payment was received on xx/xx/2020 in the amount of $xxx interest rate of 2.00% which was applied for the due date of xx/xx/2019. The payment history reflects current unpaid principal balance is in the amount of xx and modified deferred balance is xx.
According to the latest xxx Report (xx) dated xx/xx/2019 the subject property was damaged. The damages to the roof need to be replaced and the estimated repair cost is $xxxments have been found regarding insurance claim. The latest comment doesn’t reflect about damage and repair. Hence, we are unable to confirm whether the damages are repaired or not.
No evidences have been found regarding foreclosure filing in latest 24 months collection comment. Bankruptcy was filed by xx under the chapter 13 case#xx on xx/xx/2017. Currently loan is in active BK case.
The reason for default is unable to be determined.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2017. Schedule D of xxx dated xx/xx/2017 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as xx.The POC deadline set on xx/xx/2017 and creditor has filed POC on xx/xx/2017 (before deadline date) with secured amount is xx and arrearage is xx The chapter 13 plan was entered on xx/xx/2017. Plan has been confirmed on xx/xx/2017. As per document #66 the order approving post-confirmation modification of plan was entered on xx/xx/2019 and as per modified plan debtor sxxpay $xxxhly beginning march 2019. Currently loan is in active BK case. No further information has been found regarding BK.	The loan was modified with an effective date of xx/xx/2014 and a new principal balance is xx to the step modification and the rate was starting from 2.00% and borrower had given promise to pay P&I in the amount of $xxxnning on xx/xx/2014 with a new maturity date of xx/xx/2054. The rate changes in 4 steps ending at 4.125%. The borrower had also promise to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2054.	Affiliated Business Disclosure Credit Application	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final 1003 is missing from the loan file. The data captured from initial 1003 (located-xx)." * Missing Required Disclosures (Lvl 2) "List of service providers disclosure is missing from the loan file." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file." * Settlement date is different from note date (Lvl 2) "Settlement date is xx/xx/2007 which is after the note date is xx/xx/2007."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2020 shows that the xx was originated on xx. The subject xx was recorded on xx/xx/2006 with the instrument xx.  The chain of the assignment has been completed. The current assignment is with xx N A, as Trustee for xx
A HOA lien is active against the property (Located- xx) in the amount of xx in favor of xx, which was recorded on xx/xx/2016.
There is junior xx active against the property in the amount of xx, which was originated on xx.
 The first and second installments of xx taxes for the year of 2018 have been paid in the amount of $xxxh respectively. The current ownership is vested in the name of xx.

The review of the payment history shows that, the borrower is currently delinquent from more than 11 months and the next due date is for xx/xx/2019. The last payment was received on xx/xx/2020, in the amount of xx which was applied for xx/xx/2019. The UPB stated in the payment history is xx. The Current P&I is $xxx and PITI is xx with the interest rate of 6.5%.

Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The reason for default is curtailment of income. The property has been occupied by the owner himself.
According to comment history, the foreclosure process was initiated and the file was referred to an attorney on xx/xx/2015. The foreclosure process was kept on hold from xx/xx/2017 because of active bankruptcy. The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2017. The plan was confirmed on xx/xx/2017.
The post-xx due date was xx/xx/2019. The POC was filed on xx/xx/2017, the amount of claim is xx and amount of arrearage is xx, under chapter 13, the debtor sxxpay to the trustee in the amount of $xxxonthly for 60 months. The schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx.
There is no any evidence of cram down.

Foreclosure Comments:According to comment history, the foreclosure process was initiated and the file was referred to an attorney on xx/xx/2015. The foreclosure process was kept on hold from xx/xx/2017 because of active bankruptcy.
Bankruptcy Comments:The borrower xxhad filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2017. The plan was confirmed on xx/xx/2017.
The post-xx due date was xx/xx/2019. The POC was filed on xx/xx/2017, the amount of claim is xx and amount of arrearage is xx, under chapter 13, the debtor sxxpay to the trustee in the amount of xx monthly for 60 months. The schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx.
There is no any evidence of cram down
The modification agreement was done on xx/xx/2014, between the (borrower)xx and the (lender) xx.
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of 6.5% with the modified P&I of $xxx.
The first payment date was due on xx/xx/2015 and the new maturity date is xx/xx/2054.
There is no deferred balance has been stated.

Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien xx lending under the First Lien xx Lending License and Subordinate Lien xx Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien xx Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xxx, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the seller-paid points and fees exception test and the Indiana license validation test."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for "Seller-Paid Points and Fees.""
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. Hazard Insurance Disclosure
2. Federal Consumer Credit Protection Act Disclosure
3. Insurance Freedom of Choice Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with xx as a nominee for  xx. on xx/xx/2005 with the instrument xx
The chain of xx assignment has been completed. Currently, the xx assignment is with xxxxxas trustee for xxx  recorded on xx/xx/2018.
 No active judgments or liens have been found.
The 1st installment of combined taxes has been paid in total amount of xx for the year of 2019.
The 2nd installment of combined taxes is due in total amount of xx for the year of 2019.

As per review of payment history as of dated xx/xx/2019, borrower is 7 months delinquent. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2019 in the amount of xx with the interest rate of 4.625%.The current unpaid principal balance is in the amount of xx.	Collections Comments:As per servicing comments the loan is in bankruptcy. As per review of payment history as of dated xx/xx/2019, borrower is 7 months delinquent. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2019 in the amount of $xxx25 with the interest rate of 4.625%.The current unpaid principal balance is in the amount of xx.

The loan was modified on xx/xx/2016 with the fixed amortization. The new principal balance is in the amount of xx.The borrower had promised to pay the P&I payments in the amount of $xxx25 with interest rate of 4.625% started from xx/xx/2016. The maturity date of this agreement is xx/xx/2056.
Borrower has filed bankruptcy under chapter 13 on xx/xx/2018 with case no#xx. The proof of claim was filed on xx/xx/2018 with the secured claim in the amount of xx with arrears in the amount of xx.  The plan was filed on xx/xx/2018 which was confirmed on xx/xx/2018. As per plan debtor has to pay pre-xx arrears amount of xx by monthly payment of $xxx.  The xxx has not been filed yet. The date of last filing was xx/xx/2019.

Update:
As per the comment dated xx/xx/2023, the bankruptcy was discharged on xx/xx/2023 and the case was terminated on xx/xx/2023.

Foreclosure Comments:Not Applicable
Bankruptcy Comments: As per xxx Spicer, xx (Debtor) has filed bankruptcy under chapter 13 on xx/xx/2018 with case no#xx. The proof of claim was filed on xx/xx/2018 with the secured claim in the amount of xx with arrears in the amount of xx. The plan was filed on xx/xx/2018 which was confirmed on xx/xx/2018. As per plan debtor has to pay pre-xx arrears amount of xx by monthly payment of $xxx. The xxx has not been filed yet. The date of last filing was xx/xx/2019.	The loan was modified on xx/xx/2016 with the fixed amortization. The new principal balance is in the amount of xx.The borrower had promised to pay the P&I payments in the amount of xx with interest rate of 4.625% started from xx/xx/2016. The maturity date of this agreement is xx/xx/2056.	Affiliated Business Disclosure HUD-1 Closing Statement Missing Required State Disclosures	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 statement is missing in the loan file. The fee itemization is available at "xx".	* Missing Required Disclosures (Lvl 2) "The list of service providers is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx  State. The following state disclosures are missing in the loan file.
1) Impound Account Disclosure
2) Cosigner Notice
3) Private xx Insurance Disclosure
4) Hazard Insurance Disclosure
5) Insurer Recommendation Disclosure
6) Anti-Tying Disclosure
7) Privacy Notice
8) Notice of Right to Copy of Appraisal
9) Application for Credit-Married Persons
10) Fair Debt Collection Notice
11) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "As per note the transaction date is xx/xx/2005, but the ROR is dated on xx/xx/2005 which is after transaction date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2007.
The chain of the assignment has been completed. The last assignment is with xx, xx, as trustee for xx which was recorded on xx/xx/2018.
There are five state tax liens against the borrower, xx in the favor of xx Tax Collector xx , Acting Tax Collector xx of xx for the amount of xx which was recorded on different dates.
First installment of xx taxes for the year of 2019 has been paid in the amount of xx on xx/xx/2019 and second installment is due in the amount of xx on xx/xx/2020. No prior year delinquent taxes have been found.
Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of xx which was applied for the due date of xx/xx/2019. The UPB is reflected in the amount of xx. The current interest rate is 3.000 % and P&I is $xxx24. The loan was modified on xx/xx/2016.
According to comment dated xx/xx/2018, the foreclosure was initiated in 2016 and the file was referred to an attorney on xx/xx/2016. The complaint was filed on xx/xx/2017. According to notice of trustee’s sale located at “xx”, the sale was scheduled on xx/xx/2017. The foreclosure was put on hold due to bankruptcy filing.
The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2017. The plan was confirmed on xx/xx/2018.
According to the xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx.
POC had been filed by the creditor for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2018.
According to amended chapter 13 plan dated xx/xx/2018, the debtor sxxpay to the trustee in the amount of $xxx for 60 months. The arrearage to be paid through the chapter 13 plan is in the amount of xx with the monthly payment of $xxx. The same plan was confirmed on xx/xx/2018.
According to comment dated xx/xx/2019, the subject property is owner occupied and borrower wants to keep the property.

Foreclosure Comments:According to comment dated xx/xx/2018, the foreclosure was initiated in 2016 and the file was referred to an attorney on xx/xx/2016. The complaint was filed on xx/xx/2017. According to notice of trustee’s sale located at xx , the sale was scheduled on xx/xx/2017. The foreclosure was put on hold due to bankruptcy filing.
The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2017. The plan was confirmed on xx/xx/2018.

Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2017. The plan was confirmed on xx/xx/2018.
According to the xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx.
POC had been filed by the creditor for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2018.
According to amended chapter 13 plan dated xx/xx/2018, the debtor sxxpay to the trustee in the amount of $xxx for 60 months. The arrearage to be paid through the chapter 13 plan is in the amount of xx with the monthly payment of $xxx. The same plan was confirmed on xx/xx/2018.
This modification agreement was made between the borrower, "xx" and the lender, " xx" on xx/xx/2016. According to modified terms, the new principal balance is xx. Borrower promises to pay P&I in the amount of $xxx24 with the modified interest rate of 3.000 % beginning from xx/xx/2016 till the maturity date of xx/xx/2056.	Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxILA Finance Charge Test: FAIL Loan Data: xx Comparison Data: xx Variance: -$xxx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxLA Foreclosure Rescission Finance Charge Test: FAIL Loan Data: xx Comparison Data: xx Variance: -xx
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of xx. The following required State Disclosures are missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private xx Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the review of updated title report dated  xx/xx/2020 the subject xx is in the First Lien position, the subject xx was recorded on xx/xx/2005 with the lender as xx. in amount of xx.
The chain of assignment is completed. Current assignment is with xx xx as Trustee for xx’.
There is junior xx which was recorded on xx/xx/2005 in the amount of xx in the favor of xx.
There is an active judgment in the favor ofxx which was recorded on xx/xx/2011 in the amount of xx.
There is an active judgment in the favor of xx NA which was recorded on xx/xx/2011 in the amount of xx
Annual taxes for 2019 have been paid off in the amount of xx
The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2019 to till date. The loan is in delinquency for more than 3 months. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 4.250% which was applied for the due date of xx/xx/2019. The payment history reflects current unpaid principal balance is in the amount of xx.	Collections Comments:Comment:
Project xxx_Comments_20200116_6
The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2019 to till date. The loan is in delinquency for more than 3 months. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 4.250% which was applied for the due date of xx/xx/2019.  The payment history reflects current unpaid principal balance is in the amount of xx.
No any visible damages have been found in 24 months collection comments. Review of collection comment the reason for default is unable to be determined. The comment dated xx/xx/2019 shows that subject property is occupied by owner.
According to the latest xxx Report (located- xx) dated on xx/xx/2019, subject property is occupied by owner, the property type is single family residence and no any damages are found. As per comment dated xx/xx/2019, borrower’s intension is to keep property.
As per collection comments and loan file, foreclosure was initiated in 2014. The foreclosure file was referred to attorney on xx/xx/2014 and complaint was filed on xx/xx/2014. The loan was modified on xx/xx/2015. No further details have been found regarding foreclosure filing in 24 months collection comments. Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2017. Currently loan is in active BK case.

Foreclosure Comments:As per collection comments and loan file, foreclosure was initiated in 2014. The foreclosure file was referred to attorney on xx/xx/2014 and complaint was filed on xx/xx/2014. The loan was modified on xx/xx/2015. No further details have been found regarding foreclosure filing in 24 months collection comments. Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2017. Currently loan is in active BK case.
Bankruptcy Comments:Bankruptcy was filed by “xxx” under the chapter 13 case#xx on xx/xx/2017. Schedule D of xxx dated xx/xx/2017 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as $xxxThe POC deadline set on xx/xx/2017 and creditor ‘ xx’ has filed POC on xx/xx/2017 (before deadline date) with secured amount is xx and arrearage is $xxx04. Chapter 13 was entered on xx/xx/2017 shows that debtor sxxpay the payment $xxx per month of arrearage amount $xxx20. Order of confirming plan was entered of xx/xx/2017. Plan has not been yet confirm. Currently loan is in active BK case. No further information has been found regarding BK.
The loan was modified on xx/xx/2015 with new principal balance of xx and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the new modified P&I of $xxx with the new fixed interest rate of 4.25% beginning from xx/xx/2015 to the new maturity date of xx/xx/2055.
					2: Acceptable with Warnings			* Missing Required Disclosures (Lvl 2) "List of service providers document is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with xx .
The chain of assignment has been completed. Currently, the xx is with xx , xx, as Trustee
For xx which was recorded on xx/xx/2019.
Junior xx originated on xx.00 in favor of  xx.
No active liens and judgments against the borrower/property.
Combined annual tax for the year 2019 has been paid in the amount of xx on xx/xx/2019.
According to the review of payment history as of xx/xx/2020, the borrower is delinquent for 3 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of xx and PITI is in the amount of $xxx. The UPB reflected in the amount of xx.	Collections Comments:The loan is currently in collections. According to the review of payment history as of xx/xx/2020, the borrower is delinquent for 3 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of xx and PITI is in the amount of $xxx. The UPB reflected in the amount of xx.
The reason for default has not been stated in the recent collection comments.
As per the xxx Report dated xx/xx/2019 located at “xx”, the subject property is owner-occupied with average condition. No damages or repairs have been found.

Update:
As per the comment dated xx/xx/2023, the junior lien holder started the FC and the foreclosure sale was scheduled on xx/xx/2023 and the foreclosure serves to wipe out the remaining lienholders. The sale has been put on hold due to bankruptcy filing.
As per the comment dated xx/xx/2024, the primary borrower has passed away.
As per the comment dated xx/xx/2024, the bankruptcy chapter 13 case # xx was filed on xx/xx/2023 and the POC was filed on xx/xx/2023. Amended chapter 13 plan has been filed.

Foreclosure Comments:The foreclosure was initiated. The date of file referred to an attorney is unavailable. The complaint was filed on xx/xx/2011. However, the foreclosure was put on hold as the borrower had filed bankruptcy chapter 13 on xx/xx/2011 with case #xx. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2015. The POC was filed on xx/xx/2015, the POC amount is xx and the arrearage amount is xx. The chapter 13 plan was confirmed on xx/xx/2015 and the debtor sxxpay $xxx monthly to the trustee. The schedule D of xxx does not show any unsecured portion. There is no comment indicating a cramdown. The trustee’s final report was filed on xx/xx/2020. As per Trustee's Final report dated 0xx/xx/2020, the debtor had paid the arrears in the amount of xx. The case has been discharged on xx/xx/2020.	Not Applicable	Affiliated Business Disclosure HUD-1 Closing Statement Notice of Servicing Transfer Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 along with estimated HUD are missing from the loan file. However, the points and fees are updated from an itemization."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test: - On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Updated title report as of xx/xx/2020 shows that the subject xx is on 2nd lien position. Subject xx was recorded on xx/xx/2006 in the amount of xx with 1st Trust xx for xx.
Chain of assignment is complete as the current assignee is xx, xx
There is a HOA/COA lien on subject property in the amount of xx recorded on xx/xx/2014 with xx not for profit.
There is a junior xx in the amount of xx recorded with 1st Trust xx for xx.
Annual estimated tax is xx
According to payment history as of xx/xx/2020, the borrower is delinquent for 5 months. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2019. Next due date is xx/xx/2019. UPB reflected in payment history is in the amount of xx.	Collections Comments:Review of loan file and servicing comment the borrower is delinquent for 5 months. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2019. Next due date is xx/xx/2019. UPB reflected in payment history is in the amount of xx.
According to the available servicing comments from xx/xx/2018 to xx/xx/2020, the foreclosure was initiated on the subject property in 2017. The foreclosure case was referred to attorney on xx/xx/2017 and complaint was filed on xx/xx/2017. As per substitute trustee's sale located at "xx", the sale was set for xx/xx/2017 and it was postponed due to BK filling. Borrower had filed BK CH#13 on xx/xx/2017. Loan is still in active Bankruptcy.

Foreclosure Comments:According to the available servicing comments from xx/xx/2018 to xx/xx/2020, the foreclosure was initiated on the subject property in 2017. The foreclosure case was referred to attorney on xx/xx/2017 and complaint was filed on xx/xx/2017. As per substitute trustee's sale located at "xx", the sale was set for xx/xx/2017 and it was postponed due to BK filling. Borrower had filed BK CH#13 on xx/xx/2017. Loan is still in active Bankruptcy.
Bankruptcy Comments:According to the xxx, the debtor "xx" had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017. The date of last filing bankruptcy is xx/xx/2019. The POC was filed on xx/xx/2017, the POC amount is xx and the arrearage amount is xx Motion for relief from automatic stay has not been filed yet. The plan was confirmed on xx/xx/2018 which states that the debtor is committed to pay to the trustee the amount of $xxx for 60 months and the arrearage in the amount of $xxx50 was committed to pay as per pro-rata basis. Loan is still in active BK.	Loan modification agreement was made between Borrower and lender on xx/xx/2015. The new modified rate is 6.250 % and borrower promised to pay P&I in the amount of $xxx beginning xx/xx/2015. The new principal balance is xx and the maturity date is xx/xx/2055.	Missing Required Disclosures Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan is failed for Brokerage/Finder Fee Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan is failed for Brokerage/Finder Fee Test.
Loan data xx  comparison data $xxx00 hence the variance is xx
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing in the loan files.

1. Placement of Insurance Disclosure
2. Availability of Title Insurance
3. TN Consent to Disclosure of Insurance Information
4. Choice of Agent/insurer
5. Insurance Solicitation/Post Commitment"
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing transfer disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable

As per the review of Updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2003.
The chain of assignment has been completed. Currently, the assignment is from xx to xxx., As Trustee for xx.
There is one junior xx against the property in the favor of  xx, xxx, a national banking association in the amount of xx which was recorded on xx/xx/2003.
There is one civil judgment against the borrower in the favor of xx which was recorded on xx/xx/2016.
Annual xx taxes for the year 2019 have been paid in the amount of xx
No prior years of delinquent taxes have been found.

As per the review of payment history as of xx/xx/2020, the borrower is currently delinquent for 21 months and next due date is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxxich was applied for xx/xx/2018. The current P&I is $xxx and PITI is $xxxhe UPB reflected in the payment history is in the amount of xx.	Collections Comments:The loan is currently in the bankruptcy. The borrower is currently delinquent for 21 months and next due date is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxxich was applied for xx/xx/2018. The current P&I is $xxx and PITI is $xxxhe UPB reflected in the payment history is in the amount of xx.
As per comment dated xx/xx/2017, the reason for default is curtailment of income.
The loan was modified on xx/xx/2015.
As per document located at (xx) the foreclosure was initiated and referred to an attorney on xx/xx/2017. As per the Notice of Lis-pendens attached with the Updated title report Pg#31, the complaint was filed xx/xx/2017 under the case #xx. However, the borrower “xx” had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018 and foreclosure put on hold.
The borrower “xx” had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018. The plan was confirmed on xx/xx/2018. The POC was filed by xx Financial xx on xx/xx/2018 with the secured claim amount of xx and the arrearage is xx. As per the Schedule-D of xxx dated xx/xx/2018, the amount of claim is xx and the value of collateral is xx. As per Amended chapter 13 plan dated xx/xx/2018, the debtor sxxpay the trustee $xxxr 60 months. As per Notice of xx payment change dated xx/xx/2019, the new total payment is $xxx. As per Modified chapter 13 plan dated xx/xx/2019, the debtor sxxpay the trustee $xxxr 14 months and $xxxr 15 to 60 months. The date of last filing is xx/xx/2019.
The occupancy of the subject property is unable to be determined. No comments were indicating damages and repairs to the subject property.

Foreclosure Comments:As per document located at (xx) the foreclosure was initiated and referred to an attorney on xx/xx/2017. As per the Notice of Lis-pendens attached with the Updated title report Pg#31, the complaint was filed xx/xx/2017 under the case #xx. However, the borrower “xx” had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018 and foreclosure put on hold. The date of last filing is xx/xx/2020.
Bankruptcy Comments:The borrower “xx” had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018. The plan was confirmed on xx/xx/2018. The POC was filed by xx Financial xx on xx/xx/2018 with the secured claim amount of xx and the arrearage is xx. As per the Schedule-D of xxx dated xx/xx/2018, the amount of claim is xx and the value of collateral is xx. As per Amended chapter 13 plan dated xx/xx/2018, the debtor sxxpay the trustee $xxxr 60 months. As per Notice of xx payment change dated xx/xx/2019, the new total payment is $xxx. As per Modified chapter 13 plan dated xx/xx/2019, the debtor sxxpay the trustee $xxxr 14 months and $xxxr 15 to 60 months. The date of last filing is xx/xx/2020.	The Modification agreement was made between borrower xx and lender xx on xx/xx/2015 with a new principal balance of xx. The borrower promises to pay in the P&I in the amount of xx with an interest rate of 5.875% beginning from xx/xx/2015 till the maturity date of xx/xx/2045.There is no deferred and forgiven amount.

Affiliated Business Disclosure Final Truth in Lending Discl. Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 5.955%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
The loan data is 0.000% and comparison data is 5.955%; hence, the variance is -5.955%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx  State. The following state disclosures are missing in the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2020 shows that the xx was originated on xx. The subject xx was recorded on xx/xx/2001 with the instrument # xx  The chain of the assignment has been completed. The current assignment is with xxx, as Trustee for xxx .
 The annual installments of combined taxes for the year of 2019 have been paid in the amount of $xxxe current ownership is vested in the name ofxx (borrower).

The review of the payment history shows that, the borrower is currently delinquent from more than 16 months and the next due date is for xx/xx/2018. The last payment was received on xx/xx/2019, in the amount of $xxx, which was applied for xx/xx/2018. The UPB stated in the payment history is xx. The Current P&I is $xxx and PITI is $xxx57, with the interest rate of 6.875%.	Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The reason for default is illness of borrower. The property has been occupied by the owner himself.
The comment history shows that the foreclosure process was initiated and file was referred to an attorney on xx/xx/2018. The foreclosure process was kept on hold from xx/xx/2018 because of active bankruptcy.
The borrower xxx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2018. The plan was confirmed on xx/xx/2018.
The post-xx due date was xx/xx/2020. The POC was filed on xx/xx/2018, the amount of claim is xx and amount of arrearage is xx, under chapter 13, the debtor sxxpay to the trustee in the amount of $xxxonthly for 60 months. The schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx. The motion for relief was filed on xx/xx/2019.
There is no any evidence of cram down.

Foreclosure Comments:The comment history shows that the foreclosure process was initiated and file was referred to an attorney on xx/xx/2018. The foreclosure process was kept on hold from xx/xx/2018 because of active bankruptcy.
Bankruptcy Comments:The borrower xxx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2018. The plan was confirmed on xx/xx/2018.
The post-xx due date was xx/xx/2020. The POC was filed on xx/xx/2018, the amount of claim is xx and amount of arrearage is xx, under chapter 13, the debtor sxxpay to the trustee in the amount of $xxxonthly for 60 months. The schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx. The motion for relief was filed on xx/xx/2019.
There is no any evidence of cram down.

The modification agreement was done on xx/xx/2016, between the (borrower) xx xx.
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is xx/xx/2016 out of which, the borrower promises to pay the interest bearing amount of xx/xx/2016 at the interest rate of 6.875% with the modified P&I of $xxx.
The first payment date was due on xx/xx/2016 and the new maturity date is xx/xx/2056.
There is no deferred balance has been stated.
Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 settlement statement is not signed by the borrower."	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "The annual percentage rate (APR) is 7.043%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "TIL is missing from the loan file"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Alabama State. The Choice of Insurer disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     ""The Servicing Transfer Disclosure is missing from the loan file. ""
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR document is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated onxx (borrower) and (lender) xx Company, which was recorded on xx/xx/2004. The chain of assignment is complete as the subject xx is with the current assignee, xxx, As Trustee for xxx .
There is a junior xx in the amount of xx in favor of xx xx which was recorded on xx/xx/2006 in xx.
No active liens and judgment have been found on updated title report.
Annual xx tax for the year of 2019 has been paid on xx/xx/2019 in the amount of $xxxnual City tax for the year of 2019 has been paid on xx/xx/2019 in the amount of $xxx	Review of the payment history provided from xx/xx/2004 to xx/xx/2020 reveals that borrower has been the delinquent for 4 months. The last payment was received in the amount of $xxx on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 6.250%.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower has been the delinquent for 4 months. The last payment was received in the amount of $xxx on xx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 6.250%.
Loan modification agreement was made between the borrower and Lender on xx/xx/2015. The new modified rate is 6.250% and borrower promises to pay P&I in the amount of $xxx which was begun on xx/xx/2015. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2055. Reason for Modification is Financial Hardship.
Review of the collection comments states that the foreclosure was initiated and file was referred to attorney on xx/xx/2016 and complaint was filed on xx/xx/2016. Later on file was placed on hold due to borrower has filed bankruptcy under chapter 13 case#xx on xx/xx/2016. Currently file is on hold due to active bankruptcy.

Borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2016. POC was filed on xx/xx/2016 which states that the amount of secured claim is xx and the amount of arrearage is xx. Debtor filed chapter 13 plan on 0xx/xx/2016 which states that the debtor sxxpay $xxxper two weeks until June 2017, then $xxx per two weeks and debtor sxxcure the subject arrears which is in the total estimated amount of $xxx00 through plan. Order Confirming Chapter 13 Plan was filed on xx/xx/2016 which states that the debtor chapter 13 plan which was filed on xx/xx/2016 is hereby confirmed. Motion for Relief From Stay was filed by the subject creditor on xx/xx/2017 and Order on Motion For Relief From Stay was field on xx/xx/2017 which states that the stay will remains in effect. Currently the debtor is in active bankruptcy.
As per comment dated xx/xx/2019, subject property has been occupied by the owner and is in average condition.
Foreclosure Comments:Review of the collection comments states that the foreclosure was initiated and file was referred to attorney on xx/xx/2016 and complaint was filed on xx/xx/2016. Later on file was placed on hold due to borrower has filed bankruptcy under chapter 13 case#xx on xx/xx/2016. Currently file is on hold due to active bankruptcy.
Bankruptcy Comments:Borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2016. POC was filed on xx/xx/2016 which states that the amount of secured claim is xx and the amount of arrearage is xx. Debtor filed chapter 13 plan on 0xx/xx/2016 which states that the debtor sxxpay $xxxper two weeks until June 2017, then $xxx per two weeks and debtor sxxcure the subject arrears which is in the total estimated amount of xx through plan. Order Confirming Chapter 13 Plan was filed on xx/xx/2016 which states that the debtor chapter 13 plan which was filed on xx/xx/2016 is hereby confirmed. Motion for Relief From Stay was filed by the subject creditor on xx/xx/2017 and Order on Motion For Relief From Stay was field on xx/xx/2017 which states that the stay will remains in effect. Currently the debtor is in active bankruptcy.	Loan modification agreement was made between the borrower and Lender on xx/xx/2015. The new modified rate is 6.250% and borrower promises to pay P&I in the amount of $xxx which was begun on xx/xx/2015. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2055. Reason for Modification is Financial Hardship.	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is available in loan file in two different locators "xx". But it is not signed by the borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is Moderate due to TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test are failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test Failed due to following reason:
1. TILA Finance Charge Test shows loan data xx Comparison data xx and Variance -xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx. TILA Foreclosure Rescission Finance Charge Test shows loan data xx Comparison data xx and Variance -xx
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxx Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, with  xx. with Instrument# | xx.
 The chain of assignment has been completed. The last assignments are xxx, as Trustee for xxx  with Instrument# xx | xx.
 No active mortgages, liens and judgments are founds.
2019 taxes are paid on 8/xx/2019in the amount of xx	According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 72 months. The last payment was received on xx/xx/2014, the payment applied date was xx/xx/2013 and the next due date for payment is xx/xx/2013. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history at that time shows the amount of $xxx48. However, the tape data shows UPB amount of xx. The borrower had made the last payments as per the modification dated xx/xx/2010.	Collections Comments:According to the collection comment the loan is in the foreclosure. According to the payment history as of xx/xx/2019, the borrower is currently delinquent for 72 months. The last payment was received on xx/xx/2014, the payment applied date was xx/xx/2013 and the next due date for payment is xx/xx/2013. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history at that time shows the amount of xx However, the tape data shows UPB amount of xx. The borrower had made the last payments as per the modification dated xx/xx/2010.
The reason for default unable to be determined. The subject property has been occupied by unknown party. No comments have been found for damages or repairs.

Foreclosure Comments:The foreclosure was initiated. As per the collection comment dated xx/xx/2018. The file was referred to an attorney on xx/xx/2014. The complaint filed on xx/xx/2017. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2017. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-11 with the case# xx on xx/xx/2017. The POC was filed on xx/xx/2017, the POC amount is xx and the arrearage amount is xx. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is $xxxbankruptcy terminated on xx/xx/2020.There is no comment indicating a cram down.	According to the modification, the loan was modified on xx/xx/2010 between the xx and the lender xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 5.250 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2010. The maturity date as per modification is xx/xx/2040. This loan was modified once. However, as per the collection comment dated xx/xx/2019. The servicer offered the new modification plan with the fixed interest rated 6.250% new P&I $xxx with start date xx/xx/2019 to new maturity date xx/xx/2049. As per the comment dated xx/xx/2019.The xx (servicer) received $xxx on xx/xx/2019 to begin loan agreement. However, the payment history comments are available up to xx/xx/2019.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per 1003 application report, the total monthly income is xx and the total monthly expenses are xx. However, DTI is greater than 60%."
* Missing Required Disclosures (Lvl 2)     "The List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the xx state. The following state disclosures are missing from the loan file:
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated Business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "The truth in lending is not hand dated by borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to Updated title report dated xx/xx/2020, the subject xx was originated on xx.xx which was recorded on xx/xx/2006. The chain of assignment has been completed. Currently, the assignment is from xx to xxx xx Trust, xxx, As Trustee for xxx xxx. There are two junior child support liens against the borrower xx in the favor of xx of xxx which was recorded on xx/xx/2012 and xx/xx/2019 respectively. There is one state tax lien against the borrower xx in the favor of xx, Tax Collector of the xx of xxx, State of xx in the amount of $xxx was recorded on xx/xx/2013. There is one civil judgment against the borrowerxxin the favor of xx xx (xxx) in the amount of $xxx was recorded on xx/xx/2019. The second installment xx taxes for the year 2019 have been due in the amount of $xxx was due on xx/xx/2020. No prior years of delinquent taxes have been found.	As per the review of payment history as of xx/xx/2020, the borrower is currently delinquent for 11 months and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for xx/xx/2019. The current P&I is $xxxPITI is $xxxB reflected in the payment history is in the amount of xx.	Collections Comments:The loan is currently in the foreclosure. The borrower is currently delinquent for 11 months and next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for xx/xx/2019. The current P&I is xx and PITI is xx The UPB reflected in the payment history is in the amount of xx.
As per comment dated xx/xx/2017, the reason for default is curtailment of income.
The loan has been modified on xx/xx/2011.
The foreclosure was initiated and referred to an attorney on xx/xx/2016. The Notice of default is attached with the Updated title report Pg#42, which was filed on xx/xx/2016. As per the Notice of Trustee’s sale attached with the Updated title report xx, the sale has been scheduled for xx/xx/2017. However, the borrower “xx” had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2017 and foreclosure put on hold. The debtor was dismissed on xx/xx/2019.
As per Notice of Trustee’s sale attached with the Updated title report xx the sale has been scheduled for xx/xx/2020. The time of sale is 11:00am. No further details are available.
As per comment dated xx/xx/2019, the subject property is owner-occupied. No comments were indicating damages and repairs to the subject property.

Foreclosure Comments:The foreclosure was initiated and referred to an attorney on xx/xx/2016. The Notice of default is attached with the Updated title report Pg#42, which was filed on xx/xx/2016. As per the Notice of Trustee’s sale attached with the Updated title report Pg#47, the sale has been scheduled for xx/xx/2017. However, the borrower “Ruben Aguirre” had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2017 and foreclosure put on hold. The debtor was dismissed on xx/xx/2019.
As per Notice of Trustee’s sale attached with the Updated title report xx the sale has been scheduled for xx/xx/2020. The time of sale is 11:00am. No further details are available.

Bankruptcy Comments:The borrower “xx” had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2017. The plan was confirmed on xx/xx/2017. The POC was filed by xx Financial xx on xx/xx/2017 with the secured claim amount of xx and the arrearage is xx.  The POC was amended on xx/xx/2018 with the same amount.  As per deadline/hearing the deadline to file the POC was set for xx/xx/2017.  The Schedule-D of xxx dated 0xx/xx/2017, the amount of claim is xx and the value of collateral is xx. Hence, the unsecured portion is xx. As per chapter 13 plan dated xx/xx/2017, the debtor sxxpay the trustee $xxxmonth for 60 months. For the base plan amount of xx. The plan was provided for arrearage. The date of last filing is xx/xx/2019. The debtor was dismissed on xx/xx/2019.

The loan was modified on xx/xx/2011 with the 4 step amortization with the new principal balance of xx out of which $xxxbeen deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the initial step P&I of xx with the new initial step interest rate of 4.750% beginning from xx/xx/2011 and the new maturity date is xx/xx/2051.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per Final Application, the monthly payment is $xxxtotal monthly expenses are $xxx the DTI is greater than the 60%."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of xx.  The following required State Disclosure are missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private xx Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per Note, note date is xx/xx/2006. However, Final HUD-1 shows the settlement date is xx/xx/2006."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
 The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.
The chain of assignment has been completed. The current assignments is with xxx, As Trustee for xxx , which was recorded on xx/xx/2019.
There is a medical lien against the borrower in the favor of xx, in the amount of $xxxch was recorded on xx/xx/2017.
The fourth installment utilities taxes for the year 2019 are delinquent in the amount of $xxx which was due on xx/xx/2019 and the good through till 0xx/xx/2020.
The first and second installments combined taxes of 2020 are due on xx/xx/2020 and on xx/xx/2020 in the amount of $xxx in the amount of $xxxpectively.
According to the payment history as of xx/xx/2020, the borrower has been delinquent for 57 months and the next due date for the payment is xx/xx/2015. The last payment was received on xx/xx/2020 in the amount of $xxx93, which was applied for xx/xx/2015. The current UPB reflected as per the payment history is in the amount is xx.	Collections Comments:According to the servicing comments, the loan is in bankruptcy.

According to the payment history as of xx/xx/2020, the borrower has been delinquent for 57 months and the next due date for the payment is xx/xx/2015. The last payment was received on xx/xx/2020 in the amount of $xxx93, which was applied for xx/xx/2015. The current UPB reflected as per the payment history is in the amount is xx.

Reason for default is unable to be determined.

The comments history dated xx/xx/2020 shows that the subject property is owner-occupied.

No BPO/inspection has been provided.

Foreclosure Comments:As per collection comments dated xx/xx/2018, the foreclosure was initiated in 2014 and the file was referred to an attorney on xx/xx/2014. The complaint was filed on xx/xx/2015 as per lis-pendens in Updated title report. The service completed on xx/xx/2015. The judgment was entered on xx/xx/2017. The sale was scheduled for xx/xx/2019. However, the foreclosure was put on hold as the borrower had filed the bankruptcy on xx/xx/2019. The date of last filing is xx/xx/2020.
Bankruptcy Comments:As per xxx report, the borrower xx had filed the bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019 with the secured claim amount of xx and the amount of arrearage was xx. The motion for relief was filed xx/xx/2020. The date of last filing is xx/xx/2020.The order on motion for relief from staey was filed on xx/xx/2020.	This step modification agreement was signed between the borrower xx and the lender xxx on xx/xx/2010.
The unpaid principal balance is xx with an interest rate 2.50% which steps up in 4 steps ending at 5.00%. The borrower promises to pay the monthly  P&I of $xxx15 beginning from xx/xx/2010. The maturity date is xx/xx/2037.
Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at xx. The following state disclosures are missing from the loan file:

• NJ Application Disclosure.
• Delivery Fee Authorization.
• NJ Attorney Disclosure.
• Unacceptability of Insurance Notice.
• Attorney Disclosure II.
• Tax Bill Information.
• Private Well Testing.
• Lock-In Agreement.
• Commitment Disclosures.
• Choice of Insurer Disclosure.
								• Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx. The chain of the assignment has been completed. The latest assignment is  xx to xxx., As Trustee For xxx .
  There is a civil judgment against borrower in the favor of xx in the amount of $xxxch was recorded on xx/xx/2003  .

Annual combined taxes for the year 2019 are paid in the amount of $xxxo delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower has been delinquent for 25 months and the next due date is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of $xxx. Current UPB is reflected in the amount of xx.	Collections Comments:As per the servicing comments, the loan is in bankruptcy. The reason for default is curtailment of income. The current occupancy is owner occupied.
The borrower has been delinquent for 24 months and the next due is xx/xx/2017. The last payment was received on xx/xx/2019 and P&I in the amount of $xxx which was applied on xx/xx/2017 with interest rate 6.250%.
The loan was modified on xx/xx/2012.
The borrower xxhad filed bankruptcy under chapter 13 with the case#xx on xx/xx/2018. The debtor plan was confirmed on xx/xx/2018.

Foreclosure Comments:As per the servicing comments, the foreclosure was initiated and referred to attorney on xx/xx/2018. The complaint was filed on xx/xx/2018. The sale was scheduled on xx/xx/2018. Further the foreclosure was put on hold due to borrower filed bankruptcy chapter 13 on xx/xx/2018.
Bankruptcy Comments:As per xxx report, the borrower xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2018. The debtor plan was confirmed on xx/xx/2018. The POC was filed on xx/xx/2018 in the amount of xx and the amount of arrearage is $xxx47. The order on motion for relief from stay was filed on xx/xx/2020. The debtor sxxpay to the trustee the sum of $xxx per month for 56 months.	The loan has been modified once since origination. The loan modification was made on /xx/2012 between the borrower xx and the lender xx, as successor by merger to EverHome xx Company. According to the modified terms, the new principal balance is in the amount of xx. The borrower promises to pay $xxx with the rate of interest starting with 6.250 % beginning from xx/xx/2012. The new maturity date is xx/xx/2052. The interest bearing is in the amount of xx. There is no deferred balance. There is no principal forgiven.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE risk indicator is moderate due to failure of TILA finance charge test, TILA APR Test"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL  Loan Data : xx  Comparison Data : xx  Variance : -$xxx This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx TILA Foreclosure Rescission Finance Charge Test: FAIL  Loan Data : xx  Comparison Data : xx Variance :  -$xxx This loan failed the TILA foreclosure rescission finance charge test.  The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxTILA APR Test: FAIL  Loan Data : 6.741%  Comparison Data : 6.886%  Variance : -0.145% This loan failed the TILA APR test.  The annual percentage rate (APR) is 6.886%. The disclosed APR of 6.741% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The required state disclosure Choice of Insurer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.xx with xx as a nominee xx. recorded on xx/xx/2007 with the instrument xx.
The chain of xx assignment has been completed. Currently, the xx assignment is withxxxxx Trust, xxx as trustee for xxx xxx recorded on xx/xx/2018.
No active judgments or liens have been found.
The annual xx taxes have been paid in total amount of $xxx/xx/2019 for the year of 2019.
As per review of payment history as of dated xx/xx/2020, borrower is delinquent for 7 months. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2020 in the amount of $xxx the interest rate of 4.00%.The current unpaid principal balance is in the amount of xx.	Collections Comments: As per servicing comments the loan is in active bankruptcy. As per review of payment history as of dated xx/xx/2020, borrower is delinquent for 7 months. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2020 in the amount of $xxx the interest rate of 4.00%.The current unpaid principal balance is in the amount of xx.

As per servicing comments the foreclosure was initiated against subject property in 2016. The foreclosure was referred to an attorney on xx/xx/2016 and the complaint was filed on xx/xx/2016. The judgment has not been entered yet. The further proceeding has been placed on hold due to bankruptcy filing.  As per xxx Neely, Patricia Lavern   (Debtor) has filed bankruptcy under chapter 13 on xx/xx/2017 with case no#xx.
Foreclosure Comments:As per servicing comments the foreclosure was initiated against subject property in 2016. The foreclosure was referred to an attorney on xx/xx/2016 and the complaint was filed on xx/xx/2016. The judgment has not been entered yet. The further proceeding has been placed on hold due to bankruptcy filing.  As per xxx Neely, Patricia Lavern   (Debtor) has filed bankruptcy under chapter 13 on xx/xx/2017 with case no#xx.
Bankruptcy Comments:As per xx (Debtor) has filed bankruptcy under chapter 13 on xx/xx/2017 with case no#xx. The proof of claim was filed on xx/xx/2017 with the secured claim in the amount of xx with arrears in the amount of xx The chapter 13 plan was filed on xx/xx/2017 which was confirmed on xx/xx/2017. As per plan the debtor has to pay arrearage amount of xx by making monthly payment of $xxxR has not been filed yet. The date of last filing was xx/xx/2019.	The loan was modified on xx/xx/2013. As per agreement the new principal balance is in the amount of xx. The amount of xx has been deferred from new UPB. The total interest bearing principal balance is in the amount of xx. The borrower had promised to pay P&I payment in the amount of $xxx the interest rate of 4.00% which was started on xx/xx/2013. The maturity date of agreement is xx/xx/2053.	Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is Moderate due to following factor:

This loan failed the bona fide discount points test as the loan is a first lien xx and has a principal amount that is greater than or equal to $xxxcharges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "xx - State.""
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test as the loan is a first lien xx and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "xx - State.""
* DTI > 60% (Lvl 2)     "As per final loan application the total debt for DTI was in the amount of $xxxthe total income of borrower was in the amount of xx Hence the DTI of the loan is 67.592%."
* Final TIL Date after actual transaction date (Lvl 2)     "As per HUD-1 statement the settlement date  was xx/xx/2007 and the final TIL date was xx/xx/2007."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following disclosures are missing in the loan file.

1) Amortization Schedule Disclosure
2)  Credit Property Insurance Disclosure
3) Fee Agreement
4) Priority of Security Instrument Disclosure
5) Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per HUD-1 statement the settlement date was xx/xx/2007 and the note date was xx/xx/2007."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx. The chain of the assignment has been completed. The last assignment is with xxx. as Trustee for xxx . The annual taxes for the year of 2019 are paid in the amount of $xxx prior year delinquent taxes have been found.	The review of payment history as of xx/xx/2020 shows that the borrower has been delinquent for 8 months and the next due date is xx/xx/2019.The last payment was received on xx/xx/2020 in the amount of xx which was applied to xx/xx/2019. The current P&I is xx and PITI is xx The current UPB is reflected in the amount of xx.	Collections Comments:The collection comments review states that the loan is in collection. According to the review of payment history as of xx/xx/2019, the borrower has been delinquent for 7 months. The last payment was received on xx/xx/2020. The payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is $xxx. The current UPB is xx.
The loan has been modified once since origination.
As per comments dated xx/xx/2018, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2017. However, the foreclosure was put on hold due to filed bankruptcy by the borrower under 13 with case#xx on xx/xx/2017. The current status is plan confirmed.
As per the document located at xx there are estimated repairs in the amount of $xxxr the painting. As per comments dated xx/xx/2019, there is a FEMA disaster declared on xx/xx/2019 for storms and tornadoes started on xx/xx/2019. No comments found regarding the estimated repairs or the current property condition.
As per comments dated xx/xx/2018, the borrower is intended to retain the property and the property has been owner-occupied.

Update-
According to the servicing comments, the current status of the loan is in collection.
Foreclosure Comments:As per comments dated xx/xx/2018, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2017. However, the foreclosure was put on hold due to filed bankruptcy by the borrower under 13 with case#xx on xx/xx/2017. No further details regarding this has been found.

		Bankruptcy Comments:xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2017. The debtor had filed the amended chapter 13 plan (Doc#2) on xx/xx/2017 which was confirmed on xx/xx/2017. According to the plan, the debtor sxxpay to the trustee $xxx cure the arrearage of xx (Part 7). As per the plan (xx), the debtor sxxpay directly to the creditor xx with monthly payments of xx beginning from xx/xx/2017. The creditor had filed the POC on xx/xx/2017 with the secured claim amount of xx and the arrearages of xx The last date of filing is xx/xx/2020.	The loan has been modified once since origination. This modification agreement was signed between xx and the xx (Lender) on xx/xx/2015. According to the modified terms, the new principal balance is xx. The borrower promises to pay $xxx with the starting rate of interest 6.75% beginning from xx/xx/2015. The new maturity date is xx/xx/2055. This modification does not contain balloon provision.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings			* Application Missing (Lvl 2) "The Final Application is missing from the loan file." * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "An initial escrow account disclosure is missing from the loan files." * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The Servicing Transfer Disclosure is missing from the loan file." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file." * Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.com for the amount of xx which was recorded on xx/xx/2005. The chain of the assignment has been completed. The last assignment is with xxx, as trustee for xxx which was recorded on xx/xx/2018. There is one junior xx against the subject property originated on xx.00 which was recorded on xx/xx/2008. First and second installments of xx taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019 and xx/xx/2019 respectively. No prior year delinquent taxes have been found.	According to the latest payment history as of xx/xx/2020, the borrower has been delinquent for 9 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx27 which was applied for the due date of xx/xx/2019. The UPB is reflected in the amount of xx. The current interest rate is 5.500 % and P&I is in the amount of xx	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx27 which was applied for the due date of xx/xx/2019. The UPB is reflected in the amount of xx. The current interest rate is 5.500 % and P&I is in the amount of $xxx. The loan has not been modified since the origination. No foreclosure details have been found in the loan file.
The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018.
According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx.
POC had been filed by the subject creditor, " xx" for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2018. According to order of confirming chapter 13 plan dated xx/xx/2018, the debtor sxxpay to the trustee in the amount of xx beginning xx, 2018, increasing to xx effective January 2019. Arrearage to be paid through the plan is in the amount of xx with the monthly payment of xx According to order of modifying chapter 13 plan dated xx/xx/2019, the motion by the Debtor to modify the plan to reduce the plan payment to xx per month effective January 2019 is granted.
According to comment dated xx/xx/2019, the subject property is occupied by an unknown party. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.

Update-
According to the servicing comments, the current status of the loan is collections.
As per comment dated xx/xx/2022, property needs HVAC and 2 door replacement also needs to fix whole in the drywall and repairs of painting house. The estimated cost of repair is xx.
The comment dated xx/xx/2022 shows that the property needs flooring repairs.
As per comment dated xx/xx/2021, the subject property has fire damage and comment dated xx/xx/2021 shows that the loss draft present in the amount of xx.
As per comment dated xx/xx/2022, the water/sewer charges and property taxes are delinquent and due by xx/xx/2022 and public auction for tax sale scheduled on xx/xx/2022.
As per comment dated xx/xx/2023, active litigation present in the loan file.
As per comment dated xx/xx/2021, active dispute present in the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018.
According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx.
POC had been filed by the subject creditor, " xx" for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2018. According to order of confirming chapter 13 plan dated xx/xx/2018, the debtor sxxpay to the trustee in the amount of xx beginning xx, 2018, increasing to $xxx00 effective January 2019. Arrearage to be paid through the plan is in the amount of xx with the monthly payment of xx According to order of modifying chapter 13 plan dated xx/xx/2019, the motion by the Debtor to modify the plan to reduce the plan payment to xx per month effective January 2019 is granted.
Not Applicable	HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. However, values are updated from the estimated HUD-1 dated xx/xx/2005 located at "xx"."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at xx, following state disclosures are missing from the loan files. 1. Affidavit of Consideration 2. Affidavit of Disbursement 3. First Time Buyers Affidavit 4. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure 5. Balloon Payment 6. No Escrow Account 7. Mandatory Binding Arbitration Disclosures 8. Home Buyer Education and Counseling Disclosure"
								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "The subject xx was originated on xx. However, according to ROR, the transaction date is xx/xx/2005."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2006. The chain of the assignment has been completed. The last assignment is with xxx, as trustee for xxx  which was recorded on xx/xx/2018.
There is one junior xx against the subject property originated on xx.A. for the amount of xx which was recorded on xx/xx/2007
There is one judgment for HOA lien against the subject property in the favor of xx for the amount of xx which was recorded on xx/xx/2010.
There is one judgment against the borrower, “xx” in the favor of xx, xx for the amount of xx which was recorded on xx/xx/2012.
Second installment of xx taxes for the year of 2019 is due in the amount of $xxxxx/xx/2020. No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/2020, the borrower has been delinquent for 4 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of xx which was applied for the due date of xx/xx/2019. The UPB is reflected in the amount of xx. The current interest rate is 4.000% and P&I is xx	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx93 which was applied for the due date of xx/xx/2019. The UPB is reflected in the amount of xx. The current interest rate is 4.000% and P&I is $xxx59. The loan was modified on xx/xx/2013. According to modified terms, the new principal balance is xx. According to review of the collection comment dated xx/xx/2018, the foreclosure was initiated and referred to an attorney on xx/xx/2014. The complaint was filed on xx/xx/2015. According to notice of trustee’s sale located at xx the sale was scheduled on xx/xx/2015. The sale was postponed to xx/xx/2016 due to bankruptcy filing. The borrower, "xx" had filed the bankruptcy under chapter 13 with the case # xx on xx/xx/2015.
According to amended chapter 13 plan dated xx/xx/2016, the debtor sxxpay to the trustee in the amount of $xxx for 6 months and $xxx for 54 months. The arrearage to be paid through the plan is in the amount of xx. The same plan was confirmed on xx/xx/2016.
Motion for relief from stay was filed on xx/xx/2017. The same document states that The Debtor must cure the post-xx default computed through xx/xx/2017 in the sum of $xxx33.
No comment pertaining damage to the subject property has been observed. Current occupancy and condition of the subject property are unable to determine from the collection comment.

Foreclosure Comments:According to review of the collection comment dated xx/xx/2018, the foreclosure was initiated and referred to an attorney on xx/xx/2014.  The complaint was filed on xx/xx/2015. According to notice of trustee’s sale located at  xx , the sale was scheduled on xx/xx/2015. The sale was postponed to xx/xx/2016 due to bankruptcy filing. The borrower, "xx" had filed the bankruptcy under chapter 13 with the case # xx on xx/xx/2015.
Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter 13 with the case # xx on xx/xx/2015. The deadline for filing POC is xx/xx/2015. POC had been filed by the creditor, "xx" for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2015.
According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. Hence, unsecured portion is reflected in the amount of xx.
According to amended chapter 13 plan dated xx/xx/2016, the debtor sxxpay to the trustee in the amount of $xxx for 6 months and $xxx for 54 months. The arrearage to be paid through the plan is in the amount of xx. The same plan was confirmed on xx/xx/2016.
Motion for relief from stay was filed on xx/xx/2017. The same document states that The Debtor must cure the post-xx default computed through xx/xx/2017 in the sum of $xxx33.
This modification agreement was made between the borrower, "xx" and the lender, "xx" on xx/xx/2013. According to modified terms, the new principal balance is xx. Borrower promises to pay P&I in the amount of xx with the modified interest rate of 4.000 % beginning from xx/xx/2013 till the maturity date of xx/xx/2053.	Affiliated Business Disclosure Missing Required State Disclosures Origination Appraisal	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Missing Appraisal (Lvl 2) "An appraisal report is available in the loan file located at "xx" dated xx/xx/2006 which is after the note of xx/xx/2006."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of xx. The following required State Disclosure is missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private xx Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "The subject xx was originated on xx. However, according to ROR, transaction date is xx/xx/2006."
								* Settlement date is different from note date (Lvl 2) "The subject xx was originated on xx. However, according to final HUD-1, the settlement date is xx/xx/2006."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report dated xx/xx/2020 shows that the subject xx was recorded on xx/xx/2006 with Lawyers Title of xx.
The chain of assignment have been completed as currently the assignment is with xxx  recorded on xx/xx/2018.
No active judgments or liens have been found pending.
Property Tax Status;
1) 1st installment xx taxes for the year of 2019 have been paid in the amount of xx on xx/xx/2019.
2) 2nd installment xx taxes for the year of 2019 are due for the amount of xx on xx/xx/2020.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/2020 shows that the borrower is not making regular payments. The loan payments are currently 4 months delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of xx for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 5.000% with P&I in the amount of xx	Collections Comments:Collection comments available from xx/xx/2012 till xx/xx/2020 shows that the borrower is not making regular payments. The loan payments are currently 4 months delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of $xxx for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 5.000% with P&I in the amount of $xxx.
Loan Modification agreement was made between borrower “xx” and lender “ xx.” on effective date of xx/xx/2016.
The borrower agrees to pay the UPB of xx with interest rate of 5.000 % and P&I of $xxx with fixed amortized type that began from first payment date xx/xx/2016 to be ended with the maturity date of xx/xx/2056.
Collection comment dated xx/xx/2018 shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2017. According to tape data the foreclosure complaint was filed on xx/xx/2017. Comment dated xx/xx/2018 shows that the foreclosure sale date was set for xx/xx/2018. But, the foreclosure process was put on hold due to bankruptcy filed by the borrower.
According to xxx, the borrower xx  had filed bankruptcy under chapter 13 with case#xx on xx/xx/2017. The plan was confirmed on xx/xx/2018.
Comment dated xx/xx/2020 shows that the subject property is owner occupant with no visible damages or repairs.
Foreclosure Comments:Collection comment dated xx/xx/2018 shows that the foreclosure was initiated in the loan and was referred to attorney on xx/xx/2017. According to tape data the foreclosure complaint was filed on xx/xx/2017. Comment dated xx/xx/2018 shows that the foreclosure sale date was set for xx/xx/2018. But, the foreclosure process was put on hold due to bankruptcy filed by the borrower on xx/xx/2017.
Bankruptcy Comments:According to xxx, the borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2017. The plan was confirmed on xx/xx/2018.
The POC was filed on xx/xx/2017 in the claim amount of xx with arrearage in the amount of xx.
Loan Modification agreement was made between borrower xx and lender “ xx.” on effective date of xx/xx/2016.
The borrower agrees to pay the UPB of xx with interest rate of 5.000 % and P&I of xx with fixed amortized type that began from first payment date xx/xx/2016 to be ended with the maturity date of xx/xx/2056.
3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is moderate as the loan is failing for TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test as;
TILA Foreclosure Rescission Finance Charge Test: FAIL xx -$xxxThe finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
								rescission because it is understated by more than $xxx Settlement date is different from note date (Lvl 2) "According to final HUD-1 the settlement date is xx/xx/2006; but, the note date is xx/xx/2006."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx. The chain of assignment has been completed. The latest assignment is with xxx, As Trustee For xxx At C/O xxx, which was recorded on xx/xx/2019 with xx No active judgments or liens have been found. The annual xx taxes for the year of 2019 have been paid in the amount of $xxx prior year's delinquent taxes have been found.	As per the review of payment history as of xx/xx/2020, the borrower has been delinquent for 4 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for due date xx/xx/2019. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:
According to the servicing comments, the loan is in bankruptcy.

As per the review of payment history as of xx/xx/2020, the borrower has been delinquent for 4 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of xx which was applied for due date xx/xx/2019. The current UPB reflected as per the payment history is in the amount of xx.
Reason for default is unable to be determined.

No evidences have been found regarding the occupancy in the latest 24 months of servicing comments.

No BPO/inspection has been provided.

Foreclosure Comments:The comments history dated xx/xx/2018 shows that the foreclosure was initiated in 2017 and the file was referred to an attorney on xx/xx/2017. However, it was put on hold as the borrower had filed the bankruptcy on xx/xx/2017 and the date of last filing is xx/xx/2019.
Bankruptcy Comments:According to the xxx, the borrower xxx had filed the bankruptcy under chapter-13 with the case# xx on xx/xx/2017. The POC was filed on xx/xx/2017 with the secured claim amount of xx and the amount of arrearage was xx The plan was confirmed on xx/xx/2017. As per the amended plan filed on xx/xx/2017, the debtor sxxpay the trustee the sum of $xxx per month for 60 months. The date of last filing is xx/xx/2019.	The loan was modified on xx/xx/2015 between the borrower xx and xx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 6.750%. The borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2015. The maturity date as per modification is xx/xx/2055. There is no principal forgiven amount. The modification does not have balloon provision. This loan was modified once.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file:
1. VA Application Disclosure.
2. Choice of Settlement Agent Disclosure.
3. Disclosure of Charges for Appraisal or Valuation.
4. Copy of Appraisal or Statement of Appraised Value."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,700.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, with xx xxx, xx
The chain of assignment has been completed. The current assignment is with xxx, As Trustee for xxx  which was recorded on xx/xx/2018.
There is a junior xx against the subject property in the favor of  xx of Massachusetts for the amount of xx which was recorded on xx/xx/2005
No active liens and judgments have been found.
First and second installment town taxes for the year 2020 have been paid on xx/xx/2019 and xx/xx/2019 respectively in the amount of xx and xx
Third installment town taxes were past due on xx/xx/2020 in the amount of xx and they were good through on xx/xx/2020.
Fourth installment town taxes are past due on xx/xx/2020 in the amount of xx
According to a review of the payment history as of xx/xx/2020, the borrower is currently delinquent for 11 months and the next due date for the regular payment is xx/xx/2018. The last payment was received on xx/xx/2019 total in the amount of PITI $xxx00 which includes P&I xx with the rate of interest 4.625%, which was applied for the due date of xx/xx/2018. The UPB reflected in the latest payment history is in the amount of xx. The borrower had made the last payment according to the modification agreement date xx/xx/2013.	Collections Comments:According to the review of the servicing comments. The loan is currently in the collection and the next due for the regular payment is xx/xx/2018. The last payment was received on xx/xx/2018, in the amount of $xxx64 which was applied for xx/xx/2018. The UPB reflected in the payment history is in the amount of xx. The borrower had made the last payment according to the modification agreement date xx/xx/2013.
The reason for the default of the borrower was a curtailment of income. The borrower wants to retain his property.
As per the review of the servicing comments, the borrower has qualified for the trial payment plan. It was sent on xx/xx/2019. As per the comment dated xx/xx/2020, the borrower has completed a trial payment plan on xx/xx/2019. As per the recent modification document which is located at xx, the borrower will pay the first payment on xx/xx/2020 in the amount of xx with interest rate 2.5% and the maturity date will be xx/xx/2053. No further details related to recent mod have been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the collection comments, the foreclosure was initiated. The foreclosure file was referred to an attorney on xx/xx/2018 and the complaint was filed on xx/xx/2018. However, the foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 on xx/xx/2018. No further details have been found.
Bankruptcy Comments:According to the xxx report, the borrower  xx had filed for bankruptcy under Chapter-13 with case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. The POC was filed by the creditor xx Financial, xx  on xx/xx/2018 with the POC amount of xx and the amount of arrearage is xx. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee in the amount of $xxx for the period of 60 months. The xxx was filed by the  xx xx on xx/xx/2019 and it was granted on xx/xx/2019.  No comment has been found indicating a cram-down. As per the motion to approve xx loan modification was filed o xx/xx/2020,  The last filing date of bankruptcy was xx/xx/2020.

This modification agreement was made between Lender  xx and Borrower xx on xx/xx/2013. As per the modified term, the new principal balance is xx. The borrower promises to pay xx monthly with a modified interest rate of 4.6250 % beginning from xx/xx/2014 with a maturity date of xx/xx/2053. As per the recent modification document which is located at xx, the borrower will pay the first payment on xx/xx/2020 in the amount of xx with interest rate 2.5% and the maturity date will be xx/xx/2053. No further details related to recent mod have been found.

Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per 1003 dated xx/xx/2003, the total monthly income of the borrower was xx and the total monthly expenses were in the amount of xx Hence, the DTI is exceeding 60%."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at xx ,  the following state disclosures are missing from the loan files.
• Lead-Based Paint Disclosure
• xx Loan Application Disclosure
• Carbon Monoxide Alarms
• MA Smoke Detector Certificate
• Notice of the Specific Reason for Denial of Credit
• Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx. in the amount of xx which was recorded on xx/xx/2005.
The chain of assignment has been completed. The last assignment was done from xx Financial xx F/xx/A Green Tree Servicing xx to xxx, as Trustee for xxx  which was recorded on xx/xx/2018.
There is an active xx prior to the subject xx, in the favor of xx recorded on xx/xx/1997 for the amount of xx.
There is a junior xx against the property originated on xx.00 which was recorded on xx/xx/2007.
There is a state tax lien which was recorded on xx/xx/2010 for the amount of $xxxch are not against the borrower xx.
There are two liens found which was recorded on xx/xx/2011 and xx/xx/2011 for the amount of xx and $xxxch are not against the borrower xx..
First installment taxes for the year of 2019 have been paid in the amount of xx and the second installment taxes for the year of 2019 have been due in the amount of xx No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for 10 months and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2019. The UPB is xx. The P&I is $xxx and PITI is $xxx.	Collections Comments:The loan is currently in bankruptcy and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2019. As per the review of the xxx report, the borrower xx had filed bankruptcy under Chapter-13 with Case# xx on xx/xx/2018. The Chapter 13 plan was confirmed on xx/xx/2018. As per the review of the collection comments, the foreclosure was initiated in the year 2017. The collection comment dated xx/xx/2019 states the file was referred to an attorney on xx/xx/2017. The collection comment dated xx/xx/2018 states the first legal action was completed on xx/xx/2017. The notice of default was filed on xx/xx/2017 in the favor of xx which was recorded on xx/xx/2017. (File Reference: xx). The reason for default is unable to be determined. The xxx Report inspection dated xx/xx/2019 indicated the subject property is in average condition with no repairs noted at the time of inspection.

Update-
According to the servicing comments, the current status of the loan is in collection.
No evidence has been found regarding damage or repairs.
As per collection comment dated xx/xx/2023, BK was discharged on xx/xx/2023.
Foreclosure Comments:As per the review of the collection comments, the foreclosure was initiated in the year 2017. The collection comment dated xx/xx/2019 states the file was referred to an attorney on xx/xx/2017. The collection comment dated xx/xx/2018 states the first legal action was completed on xx/xx/2017. The notice of default was filed on xx/xx/2017 in the favor of  xx which was recorded on xx/xx/2017. (File Reference: xx).
Bankruptcy Comments:As per the review of the xxx report, the borrower xx had filed bankruptcy under Chapter-13 with Case# xx on xx/xx/2018. The POC was filed on xx/xx/2018, with the claim amount of xx and the arrearage amount is xx. The debtor sxxpay to the trustee the sum of $xxx for 60 months and under Chapter 13 plan. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, there is no unsecured portion. The Chapter 13 plan was confirmed on xx/xx/2018. The date of last filing is xx/xx/2020.
The modification agreement made between borrower xx (“Lender”) on xx/xx/2015. As per the modified term, the new principal balances xx. The borrower promises to pay $xxx monthly with a modified interest rate of 2.000%, beginning from xx/xx/2015. The maturity is xx/xx/2048.	Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "The list of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     ""The property is located in state of xx. The following required State Disclosures are missing from the loan file.

1. Impound Account Disclosure
2. Cosigner Notice
3. Private xx Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Settlement date is different from note date (Lvl 2) "The loan was originated on xx."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, with xx as a nominee for xx.
The chain of assignment has been completed as the xx is with xxx .
The annual combined taxes have been paid in the amount of xx
No prior year delinquent taxes have been found.
No active judgments or liens have been found.
Review of payment history as of xx/xx/2020 shows that the loan is in delinquency for 9 months. The last payment was received on xx/xx/2019 in the total amount of xx which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. The latest payment history reflects the UPB in the amount of xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is in delinquency for 9 months. The last payment was received on xx/xx/2019 in the total amount of $xxx which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. The latest payment history reflects the UPB in the amount of xx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2017. Later, it was placed on hold due Bankruptcy filing. As per xxx debtors "xx" had filed bankruptcy under chapter 13 with case#xx on xx/xx/2017. Loan is still in active BK.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2017. Later, it was placed on hold due Bankruptcy filing. As per xxx debtors "xx" had filed bankruptcy under chapter 13 with case#xx on xx/xx/2017. Loan is still in active BK.
Bankruptcy Comments:As per xxx debtors "xx" had filed bankruptcy under chapter 13 with case#xx on xx/xx/2017. The POC was filled by subject creditor on xx/xx/2018 with the claim amount of xx and arrears amount of $xxx04. Plan was confirmed on xx/xx/2018. Loan is still in active BK.	The Loan Modification agreement was made on xx/xx/2015 between "xx" (borrower) and " xx"(Lender). According to the MOD the new principal balance is xx and new interest rate is 4.250%. The borrower had given promise to pay P&I in the amount of $xxx which was begun from xx/xx/2015 and ends at the maturity date of xx/xx/2055.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per final 1003 the borrower’s total income is xx and total debt for DTI is xx hence the DTI is greater than 60%"
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct disclosure is missing from the loan file."
* Not all borrowers signed TIL (Lvl 2)     "TIL is not signed by borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Property is Manufactured Housing (Lvl 2)     "As per appraisal the subject property is a Manufactured Home. Serial # PH3313468AB has been mentioned with the legal description. ALTA-7 has been attached with the final title policy. Also there is the Affixation Affidavit in the file located at “xx” which is confirming that the property has been permanently affixed to the foundation."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 states that the subject xx was originated on xx.xxThe chain of assignment has been completed. Currently, the assignment is with xxx xx Trust, xxx as Trustee For xxx xxx which was recorded on xx/xx/2018.
There is a HOA lien in the amount of xx which was recorded on xx/xx/2010 and filed by  xx.
There is a judgment against the borrower in the amount of $xxx was filled by xx xx (xxx), xxx recorded on xx/xx/2013.
Annual taxes have been paid in the amount of xx
No delinquent taxes have been found for the prior year.

Review of the payment history provided as of xx/xx/2019 reveals that loan is delinquent for 7 months. The last payment was received in the amount of $xxxxt due date is xx/xx/2019. Current UPB as per payment history is in the amount of xx.	Collections Comments:The loan is currently in Bankruptcy.
Review as per servicing comments as of xx/xx/2020 state that the borrower is delinquent for 7 months as the borrower is not paying the P&I regularly. The last payment was received in the amount of $xxxyment history states that the current UPB is xx. Borrower wants to keep the property. No damages have been observed.
Annual taxes have been paid in the amount of $xxxinquent taxes have been found for the prior year.

Foreclosure Comments:Review as per servicing comments as of xx/xx/2020, states that the foreclosure was initiated and referred to attorney on xx/xx/2016. Complaint has been filed on xx/xx/2016. Borrower had contested the foreclosure. Comment dated xx/xx/2018 states that the contested action was filed on xx/xx/2016. Further, as per comment dated xx/xx/2019, contested foreclosure was ended on xx/xx/2019. However, no further information available. Further borrower filed the bankruptcy on xx/xx/2017 with case# xx under chapter 13 due to which foreclosure put on hold.
Bankruptcy Comments:As per the xxx report, the borrower xx had filed bankruptcy on xx/xx/2017 with case# xx under chapter 13. POC was filed on xx/xx/2017 states the amount of secured claim is xx with arrearage amount of xx. Plan has been confirmed on xx/xx/2017.	The loan modification agreement was made between (borrower) xx and (lender) xx, xxx on xx/xx/2014 with the new modified unpaid principal balance xx. The new modified rate is 2.000 % and borrower promises to pay P&I in the amount of $xxxh will get changed periodically that began on xx/xx/2014 with the maturity date of xx/xx/2054. Rate change will be in 4 steps.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. Hence an unexecuted copy of application is considered."
* Application Not Signed by All Borrowers (Lvl 2)     "Final application is missing. Unsigned application is considered."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider Document is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing in the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing in the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing in the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with xx as a nominee for xx, xx recorded on xx/xx/2007 with the instrument #xx8.
The chain of xx assignment has been completed. Currently, the xx assignment is withxxxxx Trust,xxxas trustee for xxx  recorded on xx/xx/2018.
There is a junior xx open against subject property originated on xx.00 with xx xx, xxx recorded on xx/xx/2007 with the instrument # xx.
No active judgments or liens have been found.
The annual xx taxes have been paid in total amount of $xxx the year of 2019.
As per review of payment history as of dated xx/xx/2019, borrower is making payment regularly. The next payment is due on xx/xx/2020. The last P&I payment was received on xx/xx/2019 in the amount of $xxx58 with the interest rate of 2.500%.The current unpaid principal balance is in the amount of xx.	Collections Comments:Loan currently is in bankruptcy. As per review of payment history as of dated xx/xx/2019, borrower is making payment regularly. The next payment is due on xx/xx/2020. The last P&I payment was received on xx/xx/2019 in the amount of xx with the interest rate of 2.500%.The current unpaid principal balance is in the amount of xx.

As per servicing comments the foreclosure was referred to an attorney on xx/xx/2012 and the first legal was completed on xx/xx/2013. The judgment was entered on xx/xx/2018. As per judgment the sale date was scheduled on xx/xx/2018. The foreclosure sale was cancelled due to bankruptcy filing. As per xxx xx   (Debtor) has filed bankruptcy under chapter 13 on xx/xx/2018 with case no#xx.

The subject property is located in xx area. As per the comment on xx/xx/2019, the subject property area had been declared as xx on xx/xx/2019 for Hurricane which was started on xx/xx/2019. No evidences of any damage or repair have been found.

As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs located to the subject property.

Foreclosure Comments:As per servicing comments the foreclosure was referred to an attorney on xx/xx/2012 and the first legal was completed on xx/xx/2013. The judgment was entered on xx/xx/2018. As per judgment the sale date was scheduled on xx/xx/2018. The foreclosure sale was cancelled due to bankruptcy filing. As per xxx Tobin,  xx  (Debtor) has filed bankruptcy under chapter 13 on xx/xx/2018 with case no#xx.
Bankruptcy Comments:As per xxx Tobin, xx (Debtor) has filed bankruptcy under chapter 13 on xx/xx/2018 with case no#xx. The proof of claim was filed on xx/xx/2018 with the secured claim in the amount of xx with arrears in the amount of xx. The plan was filed on xx/xx/2018.The amended plan was filed on xx/xx/2018 which was confirmed on xx/xx/2019. Schedule D dated xx/xx/2018 shows amount of claim without deducting value of collateral is xx and value of collateral that support this claim is xx.However, the unsecured balance is in the amount of xx. As per plan the subject claim has been secured. The debtor has to pay pre-xx arrears amount of xx through plan. The confirmed plan has been modified several times. The recent plan was modified on xx/xx/2019 and confirmed on xx/xx/2019. The xxx has not been filed yet. The date of last filing was xx/xx/2019.	The loan was modified on xx/xx/2019. As per agreement the new principal balance is in the amount of xx. The borrower had promised to pay P&I payment in the amount of $xxx58 with the interest rate of 2.500% which was started on xx/xx/2019. This is a step rate modification agreement; the initial rate of interest was started from 2.500% with P&I payment in the amount of xx and will end on 5.750% with P&I payment in the amount of xx The maturity date of agreement is xx/xx/2059.	Affiliated Business Disclosure HUD-1 Closing Statement Missing Dicsloures Missing Required State Disclosures	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 statement is missing in the loan file. The estimated HUD-1 statement is available at "xx""	* Missing Required Disclosures (Lvl 2) "List of service providers is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following disclosures are missing in the loan file.
1) Anti-Coercion Notice
2) Insurance Sales Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 in favor of xx.

The chain of assignment is completed as the subject xx is currently assigned to “xxx as Trustee for xxx ” and this AOM was recorded on xx/xx/2018.

Active junior or senior judgments/liens/mortgages:

1. There is an active senior/prior xx in the updated title report in the amount of xx in favor of " xx." and which was recorded on xx/xx/1998.

2. There is an active junior Consumer Debt Judgment in the updated title report against Lorraine Baker in the amount of xx in favor of xx and it was recorded on xx/xx/2011.

The 1st installment of combined tax for 2020 is due in the amount of xx on xx/xx/2020 and 2nd installment of xx is also due on xx/xx/2020.

The 1st installment of School taxes for 2020 have been paid off in the amount of xx  on xx/xx/2019 and the 2nd installment  are due in the amount of xx on xx/xx/2020.

No prior year delinquent taxes have been found in the updated title report.
Review of updated payment history as of xx/xx/2020, the loan is currently in delinquency for +6 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of xx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in collection. The loan is in delinquency for +6 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of xx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.
The debtor (Lorraine Baker) had filed Bankruptcy under chapter-13 on xx/xx/2018 with the Case#xx and the plan was confirmed on xx/xx/2018.
The Schedule-D in xxx shows that the unsecured amount is $xxxut of secured claim in the amount of xx and the value of collateral is xx.
The POC was filed on xx/xx/2018 with the secured claim of xx with an arrearage of xx.
According to the debtor's amended Chapter-13 plan which was filed on xx/xx/2018, the debtor sxxmake regular ongoing xx payment with monthly payment of xx and the total arrearage of xx will be paid through the plan by trustee. This plan was confirmed on xx/xx/2018.
The trustee had filed a motion on xx/xx/2019 to dismiss the case and the debtor was dismissed on xx/xx/2020.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2018 and the complaint was filed on xx/xx/2018. The foreclosure proceedings were placed on hold as the borrower had filed Bankruptcy on xx/xx/2018 under chapter-13 with the Case#xx. The loan is still in active Bankruptcy.
The foreclosure proceedings were initiated earlier as well and the FC complaint was filed on xx/xx/2012 with the casexxbut this case was dismissed as the loan got modified on xx/xx/2012.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2018 and the complaint was filed on xx/xx/2018. The foreclosure proceedings were placed on hold as the borrower had filed Bankruptcy on xx/xx/2018 under chapter-13 with the Case#xx. The loan is still in active Bankruptcy.
The foreclosure proceedings were initiated earlier as well and the FC complaint was filed on xx/xx/2012 with the casexx but this case was dismissed as the loan got modified on xx/xx/2012.
Bankruptcy Comments:Claim No: 8
The debtor (Lorraine Baker) had filed Bankruptcy under chapter-13 on xx/xx/2018 with the Case#xx and the plan was confirmed on xx/xx/2018.
The Schedule-D in xxx shows that the unsecured amount is $xxxut of secured claim in the amount of xx and the value of collateral is xx.
The POC was filed on xx/xx/2018 with the secured claim of xx with an arrearage of xx.
According to the debtor's amended Chapter-13 plan which was filed on xx/xx/2018, the debtor sxxmake regular ongoing xx payment with monthly payment of xx and the total arrearage of xx will be paid through the plan by trustee. This plan was confirmed on xx/xx/2018.
The Order Dismissing Case with Notice of Dismissal has been filed on xx/xx/2020.
		The case was dismissed for other reason on xx/xx/2020. The date of the last filing is /xx/2020.	The loan was modified on xx/xx/2015 with new principal balance of xx.The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 4.000% beginning from xx/xx/2015 to the new maturity date of xx/xx/2055.		1: Acceptable					Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx with the lender xx of xxx, xxx
The chain of assignment has been completed. The current assignment is with xxx xx Trust, xxx, As Trustee for xxx xxx which was recorded on xx/xx/2018.
There is UCC lien in the favor of Launch Development, xx which was recorded on xx/xx/2013. However, the amount of lien has not been provided.
There are 2 civil judgments against the borrower in the favor of xx for the amount of xx which were recorded on xx/xx/2012 and xx/xx/2012 respectively.
There is a civil judgment in the favor of xx for the amount of $xxx was recorded on xx/xx/2019.
The annual utility charges for the year 2020 have been delinquent in the amount of xx which were due on xx/xx/2020 and they are good through date of 0xx/xx/2020.
The first and second installment borough taxes of 2020 have been paid in the total amount of xx
The third installment borough taxes of 2020 have been paid in the amount of xx
The fourth installment borough taxes of 2020 are due in the amount of xx
The review of payment history shows that the borrower has been delinquent for 11 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of xx for the due date of xx/xx/2019. The UPB reflected is in the amount of xx till the due date of xx/xx/2019.	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and the next due date for the payment is xx/xx/2019. As per xxx report, the borrower xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018.The plan was confirmed on xx/xx/2019.The POC was filed on xx/xx/2018 with the secured amount of xx and the arrearage amount is xx. According to the order confirming chapter 13 plan dated xx/xx/2019, the debtor sxxpay xx per month for the period of 60 months. The date of the last filing the bankruptcy was xx/xx/2019. The foreclosure was initiated and according to the comment dated xx/xx/2018, the file was referred to attorney xx/xx/2017.The complaint was filed on xx/xx/2018. The borrower xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. However, the foreclosure was placed on hold. According to the comment dated xx/xx/2018, contested matter was identified. The comment dated xx/xx/2019 states that the contested issue is active. However, no details have been found regarding the contested matter. Further information is not available to confirm whether the contested matter was resolved. The review of payment history shows that the borrower has been delinquent for 11 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of xx for the due date of xx/xx/2019. The UPB reflected is in the amount of xx till the due date of xx/xx/2019. The comment dated xx/xx/2018 reveals that the reason for default is curtailment of income. According to the comment dated xx/xx/2019, the subject property is owner-occupied. As per modification agreement was made between the borrowers xx and the Lender xx on xx/xx/2010. No damage and repairs have been found.
Foreclosure Comments:The foreclosure was initiated and according to the comment dated xx/xx/2018, the file was referred to attorney xx/xx/2017.The complaint was filed on xx/xx/2018. The borrower xxx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. However, the foreclosure was placed on hold.
Bankruptcy Comments:As per xxx report, the borrower xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018.The plan was confirmed on xx/xx/2019.The POC was filed on xx/xx/2018 with the secured amount of xx and the arrearage amount is xx. According to the order confirming chapter 13 plan dated xx/xx/2019, the debtor sxxpay $xxxmonth for the period of 60 months. The date of the last filing the bankruptcy was xx/xx/2019.	As per modification agreement was made between the borrowers xx and the Lender xx on xx/xx/2010.
As per modified term, the new principal balance is xx.
The borrower promised to pay the loan in steps beginning from xx/xx/2014 for 60 months in the amount of xx with modified interest rate of 2.000%,
From xx/xx/2019 for 12 months in the amount xx with interest rate of 3.000%, from xx/xx/2020 for 12 month in the amount of xx with interest rate of 4.000%, from xx/xx/2017 for 396 month in the amount of xx with interest rate of 4.3750%, with maturity date xx/xx/2054.This loan modification has not balloon provision.

Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the seller-paid points and fees exception test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider's disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing from the loan file.
• NY Consumer Credit Disclosure / Fair Credit Reporting Notice
• NY Interest Rate Disclosure
• NY Hazard Insurance Disclosure
• Tax Escrow Account Designation
• xx Bankers and Exempt Organizations Preapplication
• Part 80 Disclosure
• Alternative xx Transaction Disclosures
• Co-Signer Notice Requirements
• Default Warning Notice
• Smoke Alarm Affidavit
• xx Real Property Escrow Account Disclosure
• Subprime Home Loan Counseling Disclosure
• Subprime Home Loan Tax and Insurance Payment Disclosure
• Subprime Home Loan Disclosure
• Commitment Disclosure
• Lock-in Disclosure
• Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by the borrower."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the xx was originated on xx.xxhe chain of xx assignment is incomplete. Currently, the xx assignment is with  xx. This should be with xxx xx, xxx, as Trustee for xxx xxx.
There is a civil judgment open against the borrower in the favor of xx in the amount of $xxx was recorded on xx/xx/2007.
Tax Status:
First city taxes of 2019 have been paid in the amount of xx
Second city taxes of 2019 are delinquent in the amount of xx which were due on xx/xx/2019 and good through on xx/xx/2020.
Third and fourth city taxes of 2019 are due on xx/xx/2020 & xx/xx/2020 in total amount of $xxx	The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 15 months. The last payment was received on xx/xx/2020 in the amount of $xxxit was applied for the due date of xx/xx/2018. The current P&I is $xxxinterest rate is 3.00%. The current unpaid principal balance is in the amount of xx and modification deferred balance in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 15 months. The last payment was received on xx/xx/2020 in the amount of $xxxit was applied for the due date of xx/xx/2018.
According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. Schedule D in xxx dated xx/xx/2018 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. POC was filed by xxx xx Trust, xxx on xx/xx/2018, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2018. Amended plan was filed on xx/xx/2019, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid $xxxhly. This plan was confirmed on xx/xx/2019.
Available servicing comment and documents in file reveal that loan is in foreclosure since 2017. Comment dated xx/xx/2018 states that the foreclosure referred to attorney was completed on xx/xx/2017. Foreclosure complaint was filed on xx/xx/2018. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018. Currently, the bankruptcy case is active.
According to collection comment, no damages or repairs have been found.
According latest exterior xxx Report dated xx/xx/2019, the subject property has been occupied by unknown and the property was in average condition. No damages and estimated repairs have been noted.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2017. Comment dated xx/xx/2018 states that the foreclosure referred to attorney was completed on xx/xx/2017. Foreclosure complaint was filed on xx/xx/2018. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018. Currently, the bankruptcy case is active.
Bankruptcy Comments:According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. Schedule D in xxx dated xx/xx/2018 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. POC was filed by xxx xx Trust, xxx on xx/xx/2018, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2018. Amended plan was filed on xx/xx/2019, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid $xxxhly. This plan was confirmed on xx/xx/2019.	The loan modification agreement was made between borrower and servicer on xx/xx/2013 with the new modified unpaid principal balance xx. From UPB, the principal balance was deferred in the amount of xx. The interest bearing amount was xx with step rate starting interest rate was 2.00% and the modified P&I was xx beginning on xx/xx/2013. The step rate was in 4 steps ending at rate 4.3750% and P&I will be xx applicable from xx/xx/2020 to maturity date xx/xx/2053.	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per final 1003, the borrower monthly income is xx and total expenses are xx Hence DTI is exceeding 60%."
								* Missing Required Disclosures (Lvl 2) "List of service provides disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, with xx as nominee xx
The chain of assignment has been completed. The current assignments are with xxx, As Trustee for xxx  which was recorded on xx/xx/2018.
There is a junior xx against the property in the favor of xx for the amount of xx which was recorded on xx/xx/2005.
xx first, second and third installment taxes have been paid on xx/xx/2019, xx/xx/2019 and xx/xx/2019 respectively each in the amount of $xxxxxnd $xxx fourth installment taxes are due on xx/xx/2020 in the amount of $xxx prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2020, the borrower is currently delinquent for 2 months and the next due date for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019 total in the amount of PITI xx which includes P&I xx which was applied for the due date of xx/xx/2019. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the bankruptcy and the next due for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019, in the amount of xx which was applied for xx/xx/2019. The UPB reflected in the payment history is in the amount of xx.
The reason for the default of the borrower was a curtailment of income.
The borrower had made the last payment as per the modification which was made on xx/xx/2019.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the review of the collection comments, the foreclosure was initiated. The file was referred to an attorney on xx/xx/2019. However, the foreclosure was put on hold as the borrower  “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2019.
Bankruptcy Comments:According to the xxx report, the borrower “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2019, but the plan is not confirmed yet. The POC was filed by the creditor xxx on xx/xx/2019 with the POC amount of xx and the amount of arrearage is $xxxer the proposed chapter 13 plan, the debtor sxxpay to the trustee 393.00 for the 60 months total in the amount of xx. The xxx was filed by the creditor xxx on xx/xx/2020; however, it was terminated on xx/xx/2020. No comment has been found indicating a cram-down. The last filing date of bankruptcy was xx/xx/2020.
The step modification agreement was made on xx/xx/2019 between the borrower “xx” and lender “ xx.”. The interest bearing principal Balance is xx with interest rate 2.00% which steps up in 4 steps ending at 4.140%. The borrower promises to pay the monthly  P&I of xx beginning from xx/xx/2019 and the maturity is dated xx/xx/2059.
Missing Required State Disclosures	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The final hud-1 document is located at "xx", but it was not signed by the borrower."	* Missing Required Disclosures (Lvl 2) "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at xx, the "Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"  state disclosures is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per HUD-1 document, the settlement date is xx/xx/2005 which is after the note date xx/xx/2005."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 in favor of xx as nominee for xx.

The chain of assignment is completed as the subject xx is currently assigned to “xxx as Trustee for xxx ” and this AOM was recorded on xx/xx/2019.

Active junior or senior judgments/liens/mortgages:

1.There is an active junior Civil Judgment in the updated title report against xx in the amount of $xxxfavor of "xx" and it was recorded on xx/xx/2011.

2. There is an active junior Notice of Federal Tax Lien in the updated title report against xx in the amount of $xxx favor of "Department of the Treasury - Internal Revenue Service" and it was recorded on xx/xx/2012.

The annual xx taxes for 2019 have been paid in full in the amount of xxx on xx/xx/2019.

No prior year delinquent taxes have been found in the updated title report.

Review of updated payment history as of xx/xx/2020, the loan is currently in delinquency for +22 months and the next due for regular payment is xx/xx/2018. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxxr the due date of xx/xx/2018. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in active Bankruptcy. The loan is in delinquency for +22 months and the next due for regular payment is xx/xx/2018. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxxr the due date of xx/xx/2018. The UPB as of the date is in the amount of xx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2018 and the complaint was filed on xx/xx/2018. The foreclosure proceedings were placed on hold as the borrower had filed Bankruptcy on xx/xx/2018 under chapter-13.The loan is still in active Bankruptcy.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2018 and the complaint was filed on xx/xx/2018. The foreclosure proceedings were placed on hold as the borrower had filed Bankruptcy on xx/xx/2018 under chapter-13.The loan is still in active Bankruptcy.
Bankruptcy Comments:Claim No: 5
The debtor (xxx) had filed Bankruptcy under chapter-13 on xx/xx/2018 with the Case# xx and the plan was confirmed on xx/xx/2018.
The Schedule-D in xxx shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx.
The POC was filed on xx/xx/2018 with the secured claim of xx with an arrearage of xx.
According to the debtor's Chapter-13 plan which was filed on xx/xx/2018, the debtor sxxmake regular ongoing xx payment through the plan with monthly payment of $xxx and the total arrearage will be paid through the plan with monthly payment of xx for 22 months. This plan was confirmed on xx/xx/2018.
The trustee had filed a motion on xx/xx/2019 to dismiss the case due as the debtor had failed to make payments per plan. Debtor current plan payment default through March 2019 totals xx. The Court order denying Trustee’s motion to dismiss the case as debtor said that he would resume the payments to the Trustee effective with the plan payment due xx/xx/2020.
Loan modification agreement was made on xx/xx/2016. The new modified rate is 3.875% and borrower promises to pay P&I in the amount of $xxx which was begun on xx/xx/2016. The new principal balance is xx. The new maturity date of the loan is xx/xx/2056.	Affiliated Business Disclosure Missing Required Disclosures Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is "Moderate" since this loan failed the TILA right of rescission test as the funding date is before the third business day following consummation."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test as the funding date is before the third business day following consummation."
* Missing Required Disclosures (Lvl 2)     "Settlement Services Providers List (SSPL) disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.xxhain of assignment has not been completed. Currently, the xx is with xx  which was recorded on xx/xx/2018. It should be with xxx Fund 10 / xxx Fund X.
There is a HOA lien in the amount of $xxx was recorded on xx/xx/2013 in the favor of  xx.
1st and 2nd installment taxes for the year of 2019 have been paid in the amount of xx. No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for 6 months and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2019. The UPB is xx. The current P&I is $xxxPITI is $xxx	Collections Comments:
The loan is currently in bankruptcy and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for xx/xx/2019. The borrower xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2016. The plan was confirmed on xx/xx/2018.
The RFD is unable to be determined. The loan was modified once since origination. No repairs and damages have been found. As per the comment dated xx/xx/2019, the property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the xxx report, the borrower xxx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2016. The POC was filed on xx/xx/2016 with its secured claim as xx and the arrearage amount of xx.
As per the chapter 13 plan filed on xx/xx/2016, the debtor sxxpay the trustee $xxx 60 months. The total amount to be paid is xx. The xxx was filed on xx/xx/2017. And it was granted on xx/xx/2018.
The plan was confirmed on xx/xx/2018. Motion to Dismiss case was filed on xx/xx/2020.

This modification agreement was signed between the borrower xx and the lender xx of xxx, xxx
The UPB is xx. The borrower promises to pay P&I in the amount of xx with an interest rate of 3.000%, beginning from xx/xx/2011. The maturity is xx/xx/2051. The deferred balance is xx and the interest bearing amount is xx.
Affiliated Business Disclosure Missing Required State Disclosures xx Insurance Notice of Servicing Transfer	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "The loan type is conventional. As per the application, the MI fees is $xxxeflects MI certificate is required. However, the MI certificate is missing from the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file,

1. VA Application Disclosure
2. Choice of Settlement Agent Disclosure
3. Disclosure of Charges For Appraisal or Valuation
4. Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value: Date: Type:2055 Drive-by	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the review of updated title report dated xx/xx/2020 the subject xx is in the First Lien position, the subject xx was originated on xx.00 with the lender as xx.
The chain of assignment is not complete as the current assignee is xx. Missing the assignment toxxxxx trust, xx As trustee for xxx .
Active Judgments or liens found.
There is a Civil Judgment recorded on xx/xx/2010 in the amount of xx in the favor of Wakefield and Associates.
There is a Civil Judgment recorded on xx/xx/2014 in the amount of xx in the favor of Professional Finance Company xx.
The xx first and second installment taxes of 2019 have been due in the amount of xx No prior year delinquent taxes have been found.
The review of payment history as of xx/xx/2019 shows that the borrower has been delinquent for 3 months according to the as of date of xx/xx/2019 and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx97 which was applied to xx/xx/2019. The current P&I is $xxx37 and PITI is $xxx97. The current UPB is reflected in the amount of xx.	Collections Comments:The collection comments review states that the loan is in bankruptcy and the current bankruptcy status is plan confirmed.
The review of payment history as of xx/xx/2019 shows that the borrower has been delinquent for 3 months according to the as of date of xx/xx/2019 and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of xx which was applied to xx/xx/2019. The current P&I is xx and PITI is xx The current UPB is reflected in the amount of xx.
The loan has been modified once since origination.
The reason for default is unable to be determined from the available collection comments.
As per comments dated xx/xx/2018, the foreclosure was initiated and file was referred to an attorney on xx/xx/2016. As per comments dated xx/xx/2019, the judgment was entered on xx/xx/2017. As per comments dated xx/xx/2018, the sale date was xx/xx/2018.
As per comments dated xx/xx/2020, the property has been owner occupied and the borrower is intent to retain the property. The current property condition is unable to be determined. No damage or repair related comments have been found.

Update-
No additional information found.
Foreclosure Comments:As per comments dated xx/xx/2018, the foreclosure was initiated and file was referred to an attorney on xx/xx/2016. As per comments dated xx/xx/2019, the judgment was entered on xx/xx/2017. As per comments dated xx/xx/2018, the sale date was xx/xx/2018; however the FC is on hold due to filed bankruptcy under chapter 13 with the case number xx on xx/xx/2017.
Bankruptcy Comments:The review of xxx documents states that the borrower xx has filed the bankruptcy under chapter 13 with the case number xx on xx/xx/2017. The POC was filed on 04/xx/17 with a claim amount of xx and an arrearage amount of xx. There is no unsecured portion found according to the schedule D of the xxx. As per order confirming chapter 13 plan dated xx/xx/2018. The order on stipulation from the stay was filed on xx/xx/2019 and then order to vacate the granting relief from automatic stay was filed on xx/xx/2019. The virtual order confirming chapter 13 plan was filed on xx/xx/2017 as per which the second amended plan dated xx/xx/2017 was confirmed according to which the debtor sxxpay $xxx per month for 56 months. No further details regarding the bankruptcy have been found.	The loan modification agreement has been made on xx/xx/2010 between xx. As per modified terms the borrower promises to pay the UPB in the amount of xx with the initial interest rate of 2.125% which will step up in four steps up to 5.00% and the P&I of $xxx The payments were started from xx/xx/2010 and the maturity date will be xx/xx/2047. This modification does not contain balloon provision.	Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "The final application total income is xx and the total expenses are in the amount of xx hence the DTI is more than 60%."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The service transfer disclosure is missing in the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm the operative index value."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form is missing in the loan file."
								* Settlement date is different from note date (Lvl 2) "The note is dated xx/xx/2006; however, the HUD settlement date is xx/xx/2006 considered as per the document."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of the assignment has not been completed. The latest assignment is from xx, as Indenture Trustee, for the CSMC 2014-RPL4 Trust-xx-Backed Notes, Series 2014-RPL4 to U.S. xx Trust xxx As Trustee for GIFM Holdings Trust. However, the assignment is missing from U.S. xx Trust xxx As Trustee for GIFM Holdings Trust to LSFVIII.

No active liens and judgments have been found.

There are utility charges which are due on xx/xx/2020 in the amount of $xxxing the year 2019.

Annual combined taxes for the year 2019 are due in the amount of $xxx	According to the payment history as of xx/xx/2019, the borrower has been delinquent for 25 months and the next due is xx/xx/2017. The last payment was received on xx/xx/2017 and P&I in the amount of $xxx which was applied on xx/xx/2017 with interest rate 5.000 % and PITI in the amount of $xxx.	Collections Comments:As per the servicing comments, the loan is in bankruptcy. The reason for default is unable to be determined. The current occupancy of borrower is owner occupied.
The borrower has been delinquent for 25 months and the next due is xx/xx/2017. The last payment was received on xx/xx/2017 and P&I in the amount of $xxx which was applied on xx/xx/2017 with interest rate 5.000%.
The loan was modified on xx/xx/2014.
The borrower xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2017. The debtor plan was confirmed on xx/xx/2018.
Foreclosure Comments:As per the servicing comments, the foreclosure was initiated and referred to attorney on xx/xx/2015. The first legal action was filed on xx/xx/2015. The second legal action xx/xx/2016. The redemption period was expired on xx/xx/2015. Further the foreclosure was put on hold due to borrower filed bankruptcy chapter 13 on xx/xx/2017.
Bankruptcy Comments:As per xxx report, the borrower xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2017. The debtor plan was confirmed on xx/xx/2018. The POC was filed on xx/xx/2018 in the amount of xx and the amount of arrearage is xx. The debtor sxxpay to the trustee the sum of xx per month for 60 months. The Schedule D of xxx dated xx/xx/2017 shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx. However the unsecured portion is xx The Collection comments does not show any cram down.	The loan has been modified once since origination. The loan modification was made on xx/xx/2014 between the borrower xx. According to the modified terms, the new principal balance is in the amount of xx. The borrower promises to pay xx with the rate of interest starting with 5.000 % beginning from xx/xx/2014. The new maturity date is xx/xx/2036. The interest bearing is in the amount of xx. There is no deferred balance. There is no principal forgiven.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "OH Seller-Paid Points and Fees Exception Test: FAIL
This loan failed the Ohio seller-paid points and fees exception test.
This loan is subject to legislation that takes into discount points that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid discount points into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for "Seller-Paid
Points and Fees".
The sum of all discount points is limited to 2% of the original principal amount. Discount points means any charges, whether or not actually denominated as "discount points," that are paid by the seller or the buyer of residential real property to a residential
xx lender or that are deducted and retained by a residential xx lender from the proceeds of the residential
xx"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "OH Seller-Paid Points and Fees Exception Test: FAIL"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds"
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The required state disclosure Choice of Insurer is missing from the loan file.
1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
3. Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative Index value is unable to be determined."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Updated Title report dated xx/xx/2020 shows that subject xx is active on the title at first lien position.
No other liens or judgments have been found.
RE tax status:
No delinquent taxes have been found.

Current payment history as of xx/xx/2019 shows that borrower has been delinquent for the past 21 months and is next due for xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxrrent UPB is in the xx.	Collections Comments:According to recent servicing comments, the loan is in bankruptcy and is next due for xx/xx/2018. The borrower has been delinquent for 21 months.
The foreclosure action was initiated and the sale was scheduled for xx/xx/2018.
As per comment dated xx/xx/2019, no litigation is active against foreclosure.
There is no evidence of damage to the subject property.

Foreclosure Comments:Updated title report dated xx/xx/2020 shows foreclosure was initiated and NOD was filed on xx/xx/2013.  Collection comment dated xx/xx/2018 shows that loan was in foreclosure and the sale was scheduled for xx/xx/2018. However, the foreclosure file was placed on hold due to bankruptcy filed by the borrower on xx/xx/2018 under chapter 13.
Bankruptcy Comments:The debtor, xx
Case had filed the bankruptcy on xx/xx/2018 under chapter 13,case#xx. The plan was confirmed on xx/xx/2019. xxx lists the value of the subject property in the amount of xx. Chapter 13 plan provides that the debtor will cure arrearage and make regular payments to the subject creditor 'xxx.' The motion for relief from the stay has been filed on xx/xx/2019 by the subject creditor.
The loan was modified on xx/xx/2012. The modification agreement provides new UPB in the amount of xx of which xx has been deferred. Therefore, the interest bearing amount xx to be paid with step interest at the starting rate of 2.00% beginning from xx/xx/2012. The new maturity date will be xx/xx/2052. This interest rate will be increment by 1.00% each year until it reaches 3.75%.	Initial Escrow Acct Disclosure Right of Rescission	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The initial escrow account disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "The ROR is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "Final HUD reflects the settlement date as xx/xx/2006 which is different than note date xx/xx/2006."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2001 with Book/Page# 2940 /877.
The chain of the assignment has been completed. The last assignment is xxx, as Trustee for xxx  which was recorded on xx/xx/2019.
There are two IRS liens against the borrower,"xx” in the favor of Department of the Treasury-Internal Revenue Service for the amount of xx which was recorded on xx/xx/2014 and xx/xx/2014 respectively.
There is one state tax lien against the borrower, “xx” in the favor of xx State Department of State for the amount of $xxxch was recorded on xx/xx/2016.
Combined annual taxes for the year of 2020 are due in the amount of $xxx.50 on xx/xx/2020. No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/2020, the loan has been in delinquency for 19 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxx76which was applied for the due date of xx/xx/2018. The UPB is reflected in the amount of xx. The current interest rate is 4.000 % and P&I is $xxx.	Collections Comments:The loan is currently in bankruptcy and the next due date is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxx76which was applied for the due date of xx/xx/2018. The UPB is reflected in the amount of xx. The current interest rate is 4.000 % and P&I is $xxx.
According to document located at "xx”, the foreclosure was initiated in 2015 and the complaint was filed on xx/xx/2015 with the case xx. However, according to stipulation canceling notice of pendency located at xx  the notice of pendency has been canceled and discharged on xx/xx/2017. The loan was modified on xx/xx/2016.
According to comment dated xx/xx/2019, the foreclosure was restarted and the file was referred to an attorney on xx/xx/2017.According to document located at xx, the complaint was filed on xx/xx/2017.  The comment dated xx/xx/2019 states that the service was completed on xx/xx/2017 and the judgment was entered on xx/xx/2018.
According to document located at “xx”, the sale was scheduled on xx/xx/2018. The foreclosure was put on hold due to bankruptcy filing. The borrower, “xx” had filed the bankruptcy under chapter 13 with the case # xx on xx/xx/2018. The plan was confirmed on xx/xx/2019.
According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx.Hence, unsecured portion is reflected in the amount of $xxx00.
POC had been filed by the creditor, “xx” for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2019.
According to chapter 13 plan dated xx/xx/2018, the debtor sxxpay to the trustee in the amount of $xxx00 for 60 months. The arrearage to be paid through the chapter 13 plan is in the amount of xx with the monthly payment of $xxx.
According to comment dated xx/xx/2020, the subject property is owner occupied and the borrower’s wants to keep the subject property. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:According to document located at  xx , the foreclosure was initiated in 2015 and the complaint was filed on xx/xx/2015 with the case #xx. However, according to stipulation canceling notice of pendency located at xx ,  the notice of pendency has been canceled and discharged on xx/xx/2017. The loan was modified on xx/xx/2016.
According to comment dated xx/xx/2019, the foreclosure was restarted and the file was referred to an attorney on xx/xx/2017.According to document located at “xx”, the complaint was filed on xx/xx/2017.  The comment dated xx/xx/2019 states that the service was completed on xx/xx/2017 and the judgment was entered on xx/xx/2018.
According to document located at “xx”, the sale was scheduled on xx/xx/2018. The foreclosure was put on hold due to bankruptcy filing. The borrower, “xx” had filed the bankruptcy under chapter 13 with the case # xx on xx/xx/2018. The plan was confirmed on xx/xx/2019.

Bankruptcy Comments:The borrower, “xx” had filed the bankruptcy under chapter 13 with the case # xx on xx/xx/2018. The plan was confirmed on xx/xx/2019.
According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx.Hence, unsecured portion is reflected in the amount of xx
POC had been filed by the creditor, “xx” for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2019.
According to chapter 13 plan dated xx/xx/2018, the debtor sxxpay to the trustee in the amount of xx for 60 months. The arrearage to be paid through the chapter 13 plan is in the amount of xx with the monthly payment of $xxx.
This modification agreement was made between the borrower, "xx." on xx/xx/2016. According to modified terms, the new principal balance is xx. Borrower promises to pay P&I in the amount of xx with the modified interest rate of 4.000 % beginning from xx/xx/2016 till the maturity date of xx/xx/2056.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures xx Insurance Notice of Servicing Transfer	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is a conventional loan. LTV at the origination was 95.00%. Final 1003 and HUD_1 reflects monthly MI in the amount of $xxx however, MI certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. xx Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative xx Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. xx Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value: Date: Type:BPO	Value: Date: Type:BPO	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020; the subject xx was originated on xx.00 which was recorded on xx/xx/2004.

The chain of assignment has been completed. The last assignment was done from xxx xx to xxx, as Trustee for xxx  which was recorded on xx/xx/2019.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The combined annual taxes for the year of 2019 have been paid in the amount of $xxx prior delinquent taxes have been found.
As per the review of payment history as of xx/xx/2020, the borrower has been delinquent for 12 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2018. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to the servicing comment as of xx/xx/2020 and the documents in file reveal that loan is in bankruptcy. The xx (joint-debtor) had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. The last date of filling was on xx/xx/2019. POC was filed by xxx xx on xx/xx/2018, in the secured claim amount xx and an arrearage in the amount of xx.

The borrower has been delinquent for 12 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 5.375 which was applied for due date xx/xx/2018. The current UPB reflected as per the payment history is in the amount of xx.
The Fixed loan modification agreement was made between xx with the servicer xxx xx on xx/xx/2015. The new principal balance of modification is xx with fixed rate of 5.375%.
The reason for default is unable to be determined.
According to collection comment, no damages or repairs have been found.
According to the xxx Report dated xx/xx/2019, the subject property is Owner Occupied and the subject property is in average condition.

Update-
According to the servicing comments, the current status of the loan is foreclosure.
The foreclosure was initiated on loan, the foreclosure has been placed on hold due to the borrower filing for bankruptcy under Chapter 13 with case #xx. Comment dated xx/xx/2024 shows that the bankruptcy case discharged and terminated on xx/xx/2024.
As per comment dated xx/xx/2023, the subject property has flood damage and estimated cost of repair is xx

Foreclosure Comments:According to the foreclosure Lis pendens document attached with the updated title report located at xx , the foreclosure was initiated in 2016. The complaint was filed on xx/xx/2018 with case#xx same case has been continued in 2018 with case#xx. However the foreclosure was put on hold due to the borrower had filed bankruptcy on xx/xx/2018. Hence, currently the loan is in active bankruptcy.
Bankruptcy Comments:According to the xxx, xx (joint-debtor) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. POC was filed by xxx xx on xx/xx/2018, in the secured claim amount xx and an arrearage in the amount of xx. The order of confirming chapter 13 plan was filed on xx/xx/2019 it states that the modified chapter 13 plan was confirmed on xx/xx/2019. According to the modified chapter 13 plan was filed on xx/xx/2019, which states the debtor, sxxpay to the trustee in the amount of xx for 60 months. No cram down was indicating in the bankruptcy.	The Fixed loan modification agreement was made between xx with the servicer xxx xx on xx/xx/2015. The new principal balance of modification is xx with fixed rate of 5.375%. The borrower promised to pay monthly P&I payment in the amount of $xxx beginning on xx/xx/2015 till the maturity date of xx/xx/2055. There is balloon provision disclosure attached with the modification.	Affiliated Business Disclosure Credit Application Missing Required Disclosures Missing Required State Disclosures Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data  xx Comparison Data xx Variance -$xxx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxx Missing Required Disclosures (Lvl 2)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. However, the following required state disclosures are missing from the loan file.
1. Agent Preference Disclosure
2. Casualty Insurance Disclosure"
* Not all borrowers signed HUD (Lvl 2)     "The Final HUD-1 not signed by the borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form document is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of recession is missing from the file"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx which was recorded on xx/xx/2006. The chain of the assignment has not been completed. There is a gap in assignment from xxx xx to xx, xx., as nominee for xx, xx DBA Florida Capital xx. Currently, the assignment is with xxx, as Trustee for xxx which was recorded on xx/xx/2019. 1) There is an active Credit Card judgment against the borrower in the favor of xx Funding xx Assignee of Credit One xx, xx which was recorded on xx/xx/2018 for the amount of $xxxe xx annual taxes for the year of 2019 have been paid in the amount of $xxx delinquent taxes have been found for the prior year.	The review of payment history shows that the borrower has been delinquent for 20 months and next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx for the due date of xx/xx/2018. The UPB is reflected in the amount of xx till the due date of xx/xx/2018.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. According to the amended chapter 13 plan dated xx/xx/2019, the debtor sxxpay $xxxr month for the period of 60 months. The proof of claim was filed on xx/xx/2019 with the claim amount of xx and the amount of arrearage is xx. According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2019. The sale was scheduled on xx/xx/2019. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019. The review of payment history shows that the borrower has been delinquent for 20 months and next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2018. The UPB is reflected in the amount of xx till the due date of xx/xx/2018. The loan modification agreement was made on xx/xx/2015 between the borrower xx and lender xx xxx, xx The borrower promises to make a monthly payment of $xxx with the interest rate of 7.250% beginning from xx/xx/2015 till the maturity date of xx/xx/2055. The New Principal Balance stated in the modification is xx. As per servicing comments, unable to determine the reason for default. The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2019. The sale was scheduled on xx/xx/2019. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. According to the amended chapter 13 plan dated xx/xx/2019, the debtor sxxpay $xxxr month for the period of 60 months. The proof of claim was filed on xx/xx/2019 with the claim amount of xx and the amount of arrearage is xx.	The loan modification agreement was made on xx/xx/2015 between the borrower xx and lender xx xxx, xx The borrower promises to make a monthly payment of $xxx with the interest rate of 7.250% beginning from xx/xx/2015 till the maturity date of xx/xx/2055. The New Principal Balance stated in the modification is xx.

Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx state. The following state disclosure is missing from the loan file.  1) Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business form is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.00,with xx as nominee for First American xx. The chain of xx assignment has been completed. Currently, the xx assignment is with xxx . There is a junior xx open against the subject property in the favor of First American xx in the amount of xx which was recorded on xx/xx/2011. There are judgments open these are as follows: 1) There is a civil judgment open against the borrower in the favor of xx xx in the amount of $xxxch was recorded on xx/xx/2018. 2) There is a civil judgment open against the borrower in the favor of xx in the amount of $xxxch was recorded on xx/xx/2017. 3) There is a civil judgment open against the borrower in the favor of xx xxx NA in the amount of $xxxch was recorded on xx/xx/2018. 4) There is a civil judgment open against the borrower in the favor of xx in the amount of $xxxch was recorded on xx/xx/2018. Annual combined taxes of 2019 have been paid in the amount of $xx.	The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2018. The loan is in delinquency for 17 months. The last payment was received on xx/xx/2019 in the amount of $xxx and it was applied for the due date of xx/xx/2018. The current P&I is $xxx and interest rate is 4.625%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy. The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2018. The loan is in delinquency for 17 months. The last payment was received on xx/xx/2019 in the amount of xx and it was applied for the due date of xx/xx/2018. According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018. POC was filed by xxx on xx/xx/2019, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2018. Amended plan was filed on xx/xx/2019, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx. The plan was confirmed on xx/xx/2019, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid in the amount of xx Available servicing comment and documents in file reveal that loan is in foreclosure since 2017. Comment dated xx/xx/2019 states that the foreclosure referred to attorney was completed on xx/xx/2017. Foreclosure complaint (xx) was filed on xx/xx/2017 with case #CJ-2017-1399-W and the lis pendens was filed on same day. Foreclosure judgment (xx) was entered on xx/xx/2018 and the sale was xx scheduled for xx/xx/2018. Comment dated xx/xx/2018 states that the sale was held and the property was sold to 3rd party "xx" for the amount of xx. Comment dated xx/xx/2018 states that the property was reverted back to beneficiary for xx. Comment dated xx/xx/2018 states that the REO should be xx/xx/2018 and the system was still in process of updating the same. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018. Comment dated xx/xx/2019 states that the foreclosure sale held on xx/xx/2018 was valid and the Plaintiff was second highest bidder as the first highest bidder was third party bidder but failed to complete the purchase. Same day comment states that the sale rescission was approved. No further details have been found. According to collection comment, no damages or repairs have been found. According latest exterior xxx Report dated xx/xx/2019, the subject property is vacant and the property was in average condition. No damages and estimated repairs have been noted.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2017. Comment dated xx/xx/2019 states that the foreclosure referred to attorney was completed on xx/xx/2017. Foreclosure complaint  xx was filed on xx/xx/2017 with case xx and the lis pendens was filed on same day. Foreclosure judgment (xx_Judgment Order_xx) was entered on xx/xx/2018 and the sale was (xx) scheduled for xx/xx/2018. Comment dated xx/xx/2018 states that the sale was held and the property was sold to 3rd party "xx" for the amount of xx. Comment dated xx/xx/2018 states that the property was reverted back to beneficiary for xx. Comment dated xx/xx/2018 states that the REO should be xx/xx/2018 and the system was still in process of updating the same. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018. Comment dated xx/xx/2019 states that the foreclosure sale held on xx/xx/2018 was valid and the Plaintiff was second highest bidder as the first highest bidder was third party bidder but  failed to complete the purchase. Same day comment states that the sale rescission was approved. No further details have been found.

Bankruptcy Comments:According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018. POC was filed by xxx on xx/xx/2019, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2018. Amended plan was filed on xx/xx/2019, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx. The plan was confirmed on xx/xx/2019, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid in the amount of $xxx.	Not Applicable	Affiliated Business Disclosure Good Faith Estimate Initial Escrow Acct Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl 2) "The final GFE document is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.
The chain of the assignment has been completed. Currently, the xx is withxxxxx Trustxxxas trustee for xxx  which was recorded on xx/xx/2019.
There are numerous civil judgments against the borrower due to comment name for the total amount of $xxx8 in the favor of different plaintiff's which were recorded on different dates.
The first installment xx taxes of 2019-2020 have been paid in the amount of xx
The second installment xx taxes of 2019-2020 are due in the amount of xx
No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 15 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx11 for the due date of xx/xx/2018. The UPB reflected is in the amount of xx till the due date of xx/xx/2018.	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and the next due date for the payment is xx/xx/2018. The borrower had filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019 with the secured claim amount of xx and the arrearage amount is xx. According to the chapter 13 plan filed on xx/xx/2018, the debtor sxxpay $xxxr 60 months. The date of the last filing the bankruptcy was xx/xx/2019. The foreclosure was initiated and according to the comment dated xx/xx/2019, the file was referred to an attorney on xx/xx/2018. The complaint was filed on xx/xx/2018. The borrower had filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2018. However, the foreclosure was placed on hold. The review of payment history shows that the borrower has been delinquent for 15 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx for the due date of xx/xx/2018. The UPB reflected is in the amount of xx till the due date of xx/xx/2018. The comment dated xx/xx/2017 states that the reason for default was unemployment. According to the comment dated xx/xx/2019, the subject property is owner-occupied. The loan modification agreement was made between the borrower xx and the lender xxx xx on xx/xx/2016. The loan has been modified thrice since origination. No damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated and according to the comment dated xx/xx/2019, the file was referred to an attorney on xx/xx/2018. The complaint was filed on xx/xx/2018. The borrower had filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2018. However, the foreclosure was placed on hold.
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019 with the secured claim amount of xx and the arrearage amount is xx. According to the chapter 13 plan filed on xx/xx/2018, the debtor sxxpay $xxxr 60 months. The date of the last filing the bankruptcy was xx/xx/2019.

The loan modification agreement was made between the borrower xxand the lender Specialized xx on xx/xx/2016. The modified UPB is xx with an interest rate of 4% and a P&I of xx The first payment started from xx/xx/2016 with the maturity date of xx/xx/2056. There is no provision for the balloon payment and it does not have modification steps. The loan has been modified thrice since origination.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider's disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of xx. The following state disclosures are missing from the loan file.
Impound Account Disclosure
Cosigner Notice
Private xx Insurance Disclosure
Earthquake Disclosure for Condominiums
Hazard Insurance Disclosure
Insurer Recommendation Disclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "The ROR transaction date is xx/xx/2006 which is not consistent with Note date of xx/xx/2006."
								* Settlement date is different from note date (Lvl 2) "According to the final HUD1, the settlement date is xx/xx/2006 which is different from the Note date of xx/xx/2006."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value: Date: Type:BPO	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xxhe chain of assignment has been completed. The current assignment is with xxx xx Trust, xxx, as Trustee for xxx xxx, which was recorded on xx/xx/2019.
There are two Water/Sewer liens against the subject property in the favor of Department of Finance Consolidated Utilities Billing & Service, in the amount of xx and in the amount of xx which were recorded on xx/xx/2015 and on xx/xx/2019 respectively.
The second installment xx taxes of 2019 are due in the amount of xx on xx/xx/2020.
No prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower has been delinquent for 9 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of xx, which was applied for xx/xx/2019. The current balance reflected as per the payment history is in the amount of xx.
Collections Comments:According to the servicing comments, the loan is in bankruptcy.
According to the payment history as of xx/xx/2020, the borrower has been delinquent for 9 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxch was applied for xx/xx/2019. The current balance reflected as per the payment history is in the amount of xx.
Reason for default is unable to be determined.
The comments history dated xx/xx/2019 shows that the subject property is owner-occupied.

No BPO/inspection has been provided.

Foreclosure Comments:As per comments history, the foreclosure was initiated in 2017 and the file was referred to an attorney on xx/xx/2017. The lis-pendens was filed on xx/xx/2017 in Updated title report. The judgment was entered on xx/xx/2017. As per Notice of Trustee's sale filed on xx/xx/2018, the sale was scheduled on xx/xx/2018. The sale was re-scheduled on xx/xx/2019 and postponed to xx/xx/2020. However, it was put on hold as the borrower had filed the bankruptcy on xx/xx/2018 and the date of last filing is xx/xx/2019. The loan is currently in bankruptcy.
Bankruptcy Comments:The borrower xx had filed the bankruptcy under Chapter 13 with case #xx on xx/xx/2018. The POC was filed on xx/xx/2018 with the secured claim amount of xx and the amount of arrearage was xx. The plan was confirmed on xx/xx/2018. The date of last filing is xx/xx/2019.	This step modification agreement was signed between the borrower xx and the lender xx on xx/xx/2015.
The unpaid principal balance is xx with an interest rate of 2.00% which steps up in 3 steps ending at 3.625%. The borrower promises to pay the monthly  P&I of xx beginning from xx/xx/2015. The maturity date is xx/xx/2055.
Final Truth in Lending Discl. Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL, Loan Data: 0.000%, Comparison Data: 6.711% and Variance: -6.711%.
This loan failed the TILA APR test.
The annual percentage rate (APR) is 7.017%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per Note, the loan origination date is xx/xx/2007; however, as per HUD-1, the settlement date is xx/xx/2007."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of Updated title report dated xx/xx/2020, the subject xx was originated on xx. in the amount of xx which was recorded on xx/xx/2004.
The chain of assignment has been completed. Currently, the assignment is from xxx xx to xxx .

There is one junior credit card judgment against the borrower xx in the favor of xx in the amount of xx which was recorded on xx/xx/2016.

Annual utility taxes for the year 2020 have been due in the amount of $xxxch was due on xx/xx/2020.
All prior years of taxes are paid.

As per the review of payment history as of xx/xx/2019, the borrower is currently delinquent for 12 months and next due date is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of xx which was applied for xx/xx/2018. The current P&I is $xxxd PITI is $xxxhe UPB reflected in the payment history is in the amount of xx.

Collections Comments:
The loan is currently in the bankruptcy. The borrower is currently delinquent for 12 months and next due date is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of xx which was applied for xx/xx/2018. The current P&I is xx and PITI is xx The UPB reflected in the payment history is in the amount of xx.
The reason for default is unable to be determined.
The loan has been modified on xx/xx/2014.
As per document located at (xx), the foreclosure was initiated and referred to an attorney on xx/xx/2017. The complaint was filed on xx/xx/2017. However, the borrower “xx” had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018 and foreclosure put on hold.
The borrower “xx” had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The plan was confirmed on xx/xx/2019. The POC was filed by xxx xx on xx/xx/2018 with the secured claim amount of xx and the arrearage is xx.  The Schedule-D of xxx dated xx/xx/2018, the amount of claim is xx and the value of collateral is xx. As per Amended chapter 13 plan dated xx/xx/2019, the debtor sxxpay the trustee $xxx monthly for 60 months. The plan was provided for arrears. The date of last filing is xx/xx/2020.
As per comment dated xx/xx/2019, the subject property is owner-occupied.
No comments were indicating damages and repairs to the subject property.

Foreclosure Comments:As per document located at (xx), the foreclosure was initiated and referred to an attorney on xx/xx/2017. The complaint was filed on xx/xx/2017. However, the borrower “xx” had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018 and foreclosure put on hold.

Bankruptcy Comments:The borrower “xx” had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The plan was confirmed on xx/xx/2019. The POC was filed by xxx xx on xx/xx/2018 with the secured claim amount of xx and the arrearage is xx. The Schedule-D of xxx dated xx/xx/2018, the amount of claim is xx and the value of collateral is xx. As per Amended chapter 13 plan dated xx/xx/2019, the debtor sxxpay the trustee $xxx monthly for 60 months. The plan was provided for arrears. The xxx has been filed by the creditor on xx/xx/2020.
The modification agreement was signed between the borrower xx and lender  xx on xx/xx/2014. The new modified principal balance is xx. The borrower promises to pay the P&I in the amount of xx with an interest rate of 5.500% beginning from xx/xx/2014 till the maturity date of xx/xx/2054. There is no deferred and forgiven amount. The loan was previously modified in 2012.

Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.
Chain of assignment has not been completed. Currently, the xx is with U.S. xx
Trust, xx, as Trustee for xxx  which was recorded on xx/xx/2019.
There is a junior xx in the amount of xx in the favor of xx as nominee for Countrywide xx, xx which was recorded on xx/xx/2005.
There are 3 civil judgments, first in the favor of Standard Security Systems which was recorded on xx/xx/2016 in the amount of $xxxcond in the amount of $xxxhich was recorded on xx/xx/2017 in the favor of xx and the other in the amount of xx in the favor of xx which was recorded on xx/xx/2018.
There is a real estate tax lien against the subject property in the amount of xx which was recorded on xx/xx/2017.
1st and 2nd installment taxes for the year of 2018 have been paid in the amount of xx No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower has been delinquent for 21 months and the next payment is due for xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2018. The UPB is xx. The current P&I is $xxx and PITI is $xxx37.
Collections Comments:The loan is currently in bankruptcy and the next payment is due for xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxx37 which was applied for xx/xx/2018. As per the collection comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2017. No details have been found. The borrower Reham Ellabani had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2019 and FC was placed on hold.
The RFD is unable to be determined. The loan was modified twice since origination. As per the comment dated xx/xx/2020, the property is owner occupied. As per the comments, the property had damages. The nature of damage has not been found. The estimated cost of repairs has not been mentioned. The insurance was filed. As per the comment dated xx/xx/2019, the repairs were completed with the previous client.

Update-
According to the servicing comments, the current status of the loan is collections.
The foreclosure was initiated on loan, the foreclosure has been placed on hold due to loss mitigation.

Foreclosure Comments:As per the collection comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2017. No details have been found. The borrower Reham Ellabani had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2019 and FC was placed on hold.
Bankruptcy Comments:As per the review of the xxx report, the borrower Reham Ellabani had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2019. The POC was filed on xx/xx/2019 with its secured claim as xx and the arrearage amount of xx
As per the chapter 13 plan filed on xx/xx/2019, the debtor sxxpay the trustee xx for 36 months. The total amount to be paid is xx. The xxx was filed on xx/xx/2019.
The plan was confirmed on xx/xx/2019.
This modification agreement was signed between the borrower xx and the lender xx on xx/xx/2016.
The UPB is xx. The borrower promises to pay P&I in the amount of $xxx with an interest rate of 3.625%, beginning from xx/xx/2016. The maturity is xx/xx/2056.
Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Connecticut license validation test. (CT HB 5577 Section 39(b))
First xx lender licenses and secondary xx lender licenses in existence on June 30th, 2008 sxxbe deemed on and after xxxst, 2008, to be a xx lender license.
As of xxx, 2008 the Connecticut First xx Lender License and the Connecticut Second xx Lender License are no
longer valid. The Connecticut xx Lender License is available for loans with a closing date before xxxst, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CT License Validation Test: FAIL"
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file,

1. Appraisal Disclosure
2. Interest Rate Disclosure
3. Lock-In Agreement Disclosure
4. Payoff Statement Disclosure
5. Legal RepresentationDisclosure
6. Non-Prime HUD ContactDisclosure
7. Non-Prime Notice of LoanTerms Disclosure
8. Interim Financing Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2005 underxxin favor of xx as a nominee for Bay Capital xx. The chain of assignment has been completed as the xx is currently with the current assigneexxxxx Trust, NA., as Trustee for xxx .
No active judgments or liens have been found against the borrower/subject property.
The annual combined taxes of 2019 have been paid in the amount of xx
No prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2020 the loan is in delinquency for 15 months. The last payment was received on xx/xx/2019 in the amount of $xxx with interest rate of 3.625% and P&I $xxx for the due date of xx/xx/2018. The next due date is xx/xx/2018. The current UPB reflected is in the amount of xx.	Collections Comments:The debtor “xx” had filed bankruptcy under ch#13 with case# xx on xx/xx/2019. The POC was filed by subject creditor on xx/xx/2019 with secured claim amount of xx and arrearage is xx. The plan was confirmed on xx/xx/2019 and as per plan dated xx/xx/2019 the debtor sxxcure pre-xx arrears in the amount of xx with monthly payment of $xxx through the plan.

The loan is in delinquency for 15 months. The last payment was received on xx/xx/2019 in the amount of $xxx with interest rate of 3.625% and P&I $xxx for the due date of xx/xx/2018. The next due date is xx/xx/2018. The current UPB reflected is in the amount of xx.
The Loan has been modified with fixed amortization and modification agreement was made on an effective date of xx/xx/2016. The new principal balance is xx. The borrower had given promise to pay P&I in the amount of $xxx with new interest rate of 3.625%. The first payment had begun from xx/xx/2016 and ends with the maturity date of xx/xx/2016.

As per available comments the foreclosure proceedings were initiated on property. The provided tape data reflects that file was referred to attorney on xx/xx/2018.
As per lis pendens located at “xx” the complaint was filed on xx/xx/2018 with case#xx. However, the file was put on hold due to the bankruptcy filed by debtor on xx/xx/2019 under Ch#13 with case#xx. The loan is in active bankruptcy. No further details have been found regarding foreclosure proceedings.

As per xxx Report dated xx/xx/2019 and located at “xx” the property is owner occupied and no visible damages were reported.

Foreclosure Comments:As per available comments the foreclosure proceedings were initiated on property. The provided tape data reflects that file was referred to attorney on xx/xx/2018.
As per lis pendens located at “xx” the complaint was filed on xx/xx/2018 with case#xx. However, the file was put on hold due to the bankruptcy filed by debtor on xx/xx/2019 under Ch#13 with case#xx. The loan is in active bankruptcy. No further details have been found regarding foreclosure proceedings.

Bankruptcy Comments:The debtor “xx” had filed bankruptcy under ch#13 with case# xx on xx/xx/2019. The POC was filed by subject creditor on xx/xx/2019 with secured claim amount of xx and arrearage is xx. The plan was confirmed on xx/xx/2019 and as per plan dated xx/xx/2019 the debtor sxxcure pre-xx arrears in the amount of xx with monthly payment of $xxx through the plan.	The Loan has been modified with fixed amortization and modification agreement was made on an effective date of xx/xx/2016. The new principal balance is xx. The borrower had given promise to pay P&I in the amount of $xxx with new interest rate of 3.625%. The first payment had begun from xx/xx/2016 and ends with the maturity date of xx/xx/2016.	Missing Required State Disclosures Right of Rescission	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk Indicator is "Moderate" as this loan failed TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test.
TILA Finance Charge Test: FAIL loan data: xx comparison data: xx variance: -xx.
TILA Foreclosure Rescission Finance Charge Test: FAIL loan data: xx comparison data: xx variance: -xx.
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxILA Finance Charge Test: FAIL loan data: xx comparison data: xx variance: -xx.

This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxLA Foreclosure Rescission Finance Charge Test: FAIL loan data: xx comparison data: xx variance: -xx."
* DTI > 60% (Lvl 2)     "As per final Application total income of borrower is xx and total debt is xx hence DTI exceeds 60.00%."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State and the required disclosures are missing from the loan file.
Equal Credit Availability Notice
Insurance Tying Disclosure
Non-Deposit Insurance Disclosure"
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of assignment has been completed. The current assignment is with xxx , which was recorded on xx/xx/2019.
There are two municipal liens against the subject property in the favor of xx and Sewer Authority in the amount of xx and in the amount of xx which were recorded on xx/xx/2010 and on xx/xx/2019 respectively.
There is a junior xx against the subject property in favor of  xx And Trust Company, in the amount of xx which was recorded on xx/xx/2005.
Tax information is not available.
According to the payment history as of xx/xx/2020, the borrower has been delinquent for 25 months and the next due date for the payment is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of xx which was applied for xx/xx/2017. The current balance reflected as per the payment history is in the amount of xx.	Collections Comments:According to the servicing comments, the loan is in bankruptcy.

According to the payment history as of xx/xx/2020, the borrower has been delinquent for 25 months and the next due date for the payment is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of $xxx42, which was applied for xx/xx/2017. The current balance reflected as per the payment history is in the amount of xx.

Reason for default is unable to be determined.

The comments history dated xx/xx/2019 shows that the subject property is owner-occupied.

No BPO/inspection has been provided.

Foreclosure Comments:As per seller's tape, the foreclosure was initiated in 2018 and the file was referred to an attorney on xx/xx/2018. The complaint was filed on xx/xx/2018 as per foreclosure miscellaneous in Updated title report. The judgment was entered on xx/xx/2018 in the amount of xx.
The comment history dated xx/xx/2019 reflects that the sale was scheduled on xx/xx/2019 and postponed to xx/xx/2019. However, it was put on hold as the borrower had filed the bankruptcy on xx/xx/2019 with the case #xx and the case was dismissed on xx/xx/2019.
Another bankruptcy was filed on xx/xx/2020 and the date of last filing is xx/xx/2020.

Bankruptcy Comments:The borrower had filed the bankruptcy under chapter-13 with the case# xx on xx/xx/2020. As per proposed Chapter 13 plan, the debtor sxxpay to the trustee the sum of $xxx00 monthly for 50 months. The date of last filing is xx/xx/2020.
This modification agreement was signed between the borrower xx and the lender xx on xx/xx/2014.
The unpaid principal balance was xx with an interest rate 6.00%. The borrower promises to pay the monthly P&I of $xxx16 beginning from xx/xx/2014. The maturity date is xx/xx/2054.

The prior modification was done on xx/xx/2013.	Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test and the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL, Loan Data: xx, Comparison Data: xx & Variance: -xx.
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Foreclosure Rescission Finance Charge Test: FAIL, Loan Data: xx, Comparison Data: xx & Variance: -$xxx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxx Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing Transfer is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx.
There is a gap/break in the chain of assignment of xx; the assignment of xx is required from “xx as nominee for Countrywide Home
Loans xx." to” xx xx Association by Nationwide Title Clearing, xx its Attorney-in-Fact."
Active judgments and liens found pending are as follows:
There is active junior xx against subject property which is in the amount of xx recorded on xx/xx/2006 and originated by xx as nominee for xxs xx.
Annual xx taxes for the year of 2019 have been paid in the amount of $xxxdelinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2006 to xx/xx/2020 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxx which was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in active bankruptcy. According to the xxx report, the debtor xx had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $xxx for 60 months. The POC was filed on xx/xx/2018. The POC amount is xx and total arrearage amount is xx.
Review of the payment history available from xx/xx/2006 to xx/xx/2020 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxx which was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.

Update-
According to the servicing comments, the current status of the loan is collections.
The foreclosure was initiated on loan, the comment dated xx/xx/2023 shows that the foreclosure sale scheduled on xx/xx/2023. As per comment dated xx/xx/2023, foreclosure has cancelled due to reinstatement.
As per comment dated xx/xx/2021, loss draft present in the loan file. No further details have been found regarding the damage and its repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the debtor Maurice V. Baker had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $xxx for 60 months. The POC was filed on xx/xx/2018. The POC amount is xx and total arrearage amount is xx.	Loan Modification agreement was made between borrower and lender on effective date of xx/xx/2016.
The borrower had given promise to pay the UPB of xx with interest rate of 3.875% with P&I of $xxx with fixed amortized type and it was beginning from first payment date on xx/xx/2016 and ends with the maturity date of xx/xx/2056.
Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase risk indicator is “Moderate” due to Prepayment Term Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prepayment Term Test: FAIL Loan Data 12 Months Comparison data : 0 Months  variance12 Months."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.xx which was recorded on xx/xx/2007.

The chain of assignment is completed as the subject xx is currently assigned to “xxx xx Trust, xxx as Trustee for xxx xxx” and this AOM was recorded on xx/xx/2019.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The 1st installment of xx taxes for 2019 are currently due in the amount of $xxx/xx/2020.

No prior year delinquent taxes have been found in the updated title report.
Review of updated payment history as of xx/xx/2020, the loan is currently in delinquency for +15 months and the next due for regular payment is xx/xx/2018. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxxthe due date of xx/xx/2018. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in active Bankruptcy. The loan is in delinquency for +15 months and the next due for regular payment is xx/xx/2018. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxxthe due date of xx/xx/2018. The UPB as of the date is in the amount of xx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2018 and the complaint was filed on xx/xx/2018. The FC judgment was entered on xx/xx/2018. The foreclosure sale was scheduled for xx/xx/2018. However, the sale was placed on hold as the borrower had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018. The loan is still in active Bankruptcy.
The Schedule-D in xxx shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx.
The POC was filed on xx/xx/2019 with the secured claim of xx with an arrearage of xx.
The amended POC was filed on xx/xx/2019 with the secured claim of xx with an arrearage of xx.
According to the debtor's amended chapter-13 plan which was filed on xx/xx/2019, the debtor sxxmake regular ongoing xx payment directly to the creditor and the total arrearage of xx will be paid through the plan by prorate basis without interest with the monthly payment of $xxxlan was confirmed on xx/xx/2019.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2018 and the complaint was filed on xx/xx/2018. The FC judgment was entered on xx/xx/2018. The foreclosure sale wa scheduled for xx/xx/2018;  however, the sale was placed on hold as the borrower had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018. The loan is still in active Bankruptcy.
Bankruptcy Comments:Claim No: 6
The debtor (Magno Torres) had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019.
The Schedule-D in xxx shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx.
The POC was filed on xx/xx/2019 with the secured claim of xx with an arrearage of xx.
The amended POC was filed on xx/xx/2019 with the secured claim of xx with an arrearage of xx.
According to the debtor's amended chapter-13 plan which was filed on xx/xx/2019, the debtor sxxmake regular ongoing xx payment directly to the creditor and the total arrearage of xx will be paid through the plan by prorate basis without interest with the monthly payment of $xxxlan was confirmed on xx/xx/2019.
The loan was modified on xx/xx/2016 with new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of 3.625% beginning from xx/xx/2016 to the new maturity date of xx/xx/2056.	xx Insurance	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is conventional and LTV is 100%. Hence, the MI certificate is required and which is missing from the loan file."
								* Missing Required Disclosures (Lvl 2) "List of service providers disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2020  the subject xx was originated on xx.xx
Chain of the assignment is incomplete latest assignment as per updated from xx AKA xxx xx Association to xx Trust xxx

There are two ( Memorandum Judgments ) municipal liens in the favor of The city of xx ,first against borrowers xx in the amount of xx , Second against borrower xxin the amount of $xxx Recorded on xx/xx/2013.

There are 4 civil judgments (Memorandum of Judgment)
First in the favor of xxx community xx & xxx against both borrower in the amount of xx and xx
Second in the favor of xx funding xx against borrower xxx in the amount of xx
Third in the favor of  xx against borrower xx in the amount of $xxxth in the favor of City of xx against borrower xx in the amount of $xxxThe 1st installment of xx taxes of year 2019 is due on xx/xx/2020 in the amount of xx However The 1st and 2nd installments of year 2018 are paid. There are no prior delinquent taxes found open.
Review of payment history shows that, the borrower is not making regular payments and the loan is delinquent for 15 months. Last payment was received on xx/xx/2019 in the amount of $xxxch was applied to xx/xx/2018 payment. Loan is next due for xx/xx/2018. UPB as per payment history is xx.	Collections Comments:The Loan is currently in active Bankruptcy. The borrower is Delinquent with loan for 15 Months. The last payment was received on xx/xx/2019 in the amount of P&I $xxxh was applied to xx/xx/2019. The next due date is xx/xx/2018 The UPB reflects in the payment history is xx.
As per comment dated on xx/xx/2017 borrower stated the RFD as to being in the process in getting divorce.
No Evidence found Regarding Damage or property but Subject property is currently occupied by Owner.
 As per document located at xx foreclosure was initiated and complaint was filed on xx/xx/2017. Foreclosure final Judgment was entered on xx/xx/2018. However foreclosure activity was put on hold because borrower filed bankruptcy on xx/xx/2018 under chapter 13.
The borrowers xx  had filed bankruptcy under chapter- 13 with the case#xx on xx/xx/2018
The 1st installment of xx taxes of year 2019 is due on xx/xx/2020 in the amount of xx However The 1st and 2nd installments of year 2018 are paid.
This step loan modification was made between the borrowers xx the lender xx/xx/2015

Foreclosure Comments:As per document located at “xx” foreclosure was initiated and complaint was filed on xx/xx/2017. Foreclosure final Judgment was entered on xx/xx/2018. However foreclosure activity was put on hold because borrower filed bankruptcy on xx/xx/2018 under chapter 13. The bankruptcy case is still active. No further information regarding foreclosure has been found.
Bankruptcy Comments:According to the xxx, the (borrowers)  xx had filed bankruptcy under chapter- 13 with the case#xx on xx/xx/2018
POC was filed On xx/xx/2019 With secured claim amount of xx and arrearage of xx.
The schedule D of xxx dated xx/xx/2018 shows that the amount of claim without deducting the value of the collateral is $xxxd the value of the collateral is xx  however, the unsecured portion is xx.
This step loan modification was made between (borrowers) xx (lender) xx/xx/2015
As per modified term, the new principal balance is xx with deferred balance xx and interest bearing amount is xx.
The borrower promises to pay the loan in steps beginning from xx/xx/2015 up to Maturity of xx/xx/2055.
Affiliated Business Disclosure Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Initial HUD-1 and Itemization are missing from the loan file."
* Missing Required Disclosures (Lvl 3) "List of Service Providers is missing in the loan file."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing in the loan file.
1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing in the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the xx was originated on xx.xx xx which was recorded on xx/xx/2007.
The chain of xx assignment has been completed. Currently, the xx assignment is with xxx xx, xxx, as Trustee for xxx xxx.
1) There is a senior civil judgment open against the borrower xx in the favor of xx in the amount of xx which was recorded on xx/xx/2003.
2) There is a civil judgment open against the borrower xxx in the favor of xx xx in the amount of $xxx was recorded on xx/xx/2012.

First and second combined taxes are due on xx/xx/2020 & xx/xx/2020 in the total amount of xx	The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2018. The loan is in delinquency for 21 months. The last payment was received on xx/xx/2019 in the amount of $xxxit was applied for the due date of xx/xx/2018. The current P&I is $xxxinterest rate is 3.625%. The current unpaid principal balance is in the amount of xx.
There is a Principal Reduction Agreement in the file executed by the borrower on xx/xx/2016 located under (xx) showing the deferred principal balance of xx has now been canceled.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2018. The loan is in delinquency for 21 months. The last payment was received on xx/xx/2019 in the amount of xx and it was applied for the due date of xx/xx/2018.
According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. Schedule D in xxx dated xx/xx/2018 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. POC was filed by xxx xx Trust, xxx on xx/xx/2019, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2018, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid directly to creditor. This plan was confirmed on xx/xx/2019.
As per comment dated xx/xx/2019, the foreclosure was started by referring to attorney on xx/xx/2017. Complaint xx was filed on xx/xx/2017 with the case# xx. Service was completed on xx/xx/2017. Judgment was entered on xx/xx/2018. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018.
According to collection comment, no damages or repairs have been found.
According latest exterior xxx Report dated xx/xx/2019, the subject property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.

Foreclosure Comments:As per comment dated xx/xx/2019, the foreclosure was started by referring to attorney on xx/xx/2017. Complaint xx was filed on xx/xx/2017 with the case#xx. Service was completed on xx/xx/2017. Judgment was entered on xx/xx/2018. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018.
Bankruptcy Comments:According to the xxx,xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. Schedule D in xxx dated xx/xx/2018 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. POC was filed by xxx xx Trust, xxx on xx/xx/2019, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2018, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid directly to creditor. This plan was confirmed on xx/xx/2019.	The loan was previously modified on xx/xx/2014 with the latest on xx/xx/2016 with a new UPB in the amount of xx of which xx is deferred and xx is the interest bearing amount that will be repaid at a fixed rate of 3.625% with a P&I payment of xx beginning xx/xx/2016 until maturity date of xx/xx/2056.
As per Principal Reduction Agreement (xx) dated xx/xx/2016, the lender has reduce the deferred balance in the of $xxxthe new principal balance remains xx. The reduce principal balance exceeds 2% of modified balance.	Affiliated Business Disclosure HUD-1 Closing Statement	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 point and fees are not visible clearly. Also, the 105 section state there is addendum attached, but the same is missing from HUD-1 copy."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the federal undiscounted rate validation test.
The loan charges a bona fide discount fee without any reduction of the interest rate from the undiscounted rate. The interest rate should be less than the undiscounted rate if a bona fide loan discount fee is charged."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Risk Indicator is Moderate due to loan failed the federal undiscounted rate validation test."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Required Affiliated Business Disclosure is missing from the file."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report as of xx/xx/2020 shows that the subject xx is on second lien position. Subject xx was originated on xx.xx with Universal xx. Chain of assignment is incomplete as current assignee isxxxxx Trust. xxx It should be with xxx Fund 9 / xxx Fund IX.
No active judgments or liens have been found.
Annual estimated tax is xx	Pay history as of xx/xx/2020 shows that the loan has been in delinquency for 16 months. The last payment was received on xx/xx/2020 in the amount of xx which was applied for the due date of xx/xx/2018. Next due date is xx/xx/2018. The current UPB is xx.	Collections Comments:Review of loan file and servicing comment shows that the loan has been in delinquency for 16 months. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date of xx/xx/2018. Next due date is xx/xx/2018. The current UPB is xx.
The Foreclosure was initiated on the loan in 2017. As per comment dated xx/xx/2019 the file was referred to attorney on xx/xx/2017 and complaint was filed on xx/xx/2017. Same comment date states that the judgment was entered on xx/xx/2018. Later the FC was placed on hold due to BK filling.
Bethany Rae Scheppele had filed BK chapter 13 with case # xx on xx/xx/2018. Loan is still in active Bankruptcy.

Update:-
As per the collection dated xx/xx/2024, the chapter 13 bankruptcy with case #xx has been discharged and closed on xx/xx/2024.
No additional information has been found.

Foreclosure Comments:The Foreclosure was initiated on the loan in 2017. As per comment dated xx/xx/2019 the file was referred to attorney on xx/xx/2017 and complaint was filed on xx/xx/2017. Same comment date states that the judgment was entered on xx/xx/2018. Later the FC was placed on hold due to BK filling.
Bethany Rae Scheppele had filed BK chapter 13 with case # xx on xx/xx/2018. Loan is still in active Bankruptcy.

		Bankruptcy Comments:Bethany Rae Scheppele had filed BK chapter 13 with case # xx on xx/xx/2018. POC was filed on xx/xx/2018 with POC amount xx and arrearage xx. Scheduled D of xxx shows that the amount of claim is xx, the value of collateral is xx and the unsecure portion is xx. Loan is still in active Bankruptcy.	The modification agreement has been made between borrower and lender effective from xx/xx/2014. As per MOD borrower agreed to pay the loan with fixed interest rate of 4.625 % and P&I of xx The first payment was started from xx/xx/2014 and the maturity date is xx/xx/2054. The modified principal balance is xx which includes the deferred balance of xx.		1: Acceptable					Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx which was recorded on xx/xx/2011 with xx as nominee for xx, xxx The chain of assignment has been completed. There is a judgment against the borrower in the amount of xx which was recorded on xx/xx/1995 in favor of xx. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is not making payments regularly. The borrower is delinquent for more than 120 days. The last payment was received on xx/xx/2020 in the amount of xx that was applied for the due date of xx/xx/2018. The next payment is due on xx/xx/2018. As per payment history, the current UPB is xx.	Collections Comments:The loan is in bankruptcy. The debtor xx had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2018. As per chapter 13 plan dated xx/xx/2018, the debtor sxxpay $xxxmonth to the trustee for 60 months starting on xx/xx/2018. The plan was confirmed on xx/xx/2019. No POC has been found. As per comment dated xx/xx/2019, the foreclosure was approved on xx/xx/2017. The foreclosure was referred to an attorney on xx/xx/2017. The complaint was filed on xx/xx/2018. The judgment was entered on xx/xx/2018 with judgment amount of xx The foreclosure sale was scheduled for xx/xx/2019. Later, the foreclosure was placed on hold due to bankruptcy filing. The borrower is not making payments regularly. The borrower is delinquent for more than 120 days. The last payment was received on xx/xx/2020 in the amount of xx that was applied for the due date of xx/xx/2018. The next payment is due on xx/xx/2018. The borrower wants to keep the subject property. The loan modification agreement was made on xx/xx/2016 with a new principal balance of xx with fixed rate of 3.750%. The borrower promised to pay monthly P&I payment in the amount of $xxxnning on xx/xx/2016 till the maturity date of xx/xx/2056.The borrower had also promise to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2056.As per comment dated xx/xx/2020, the subject property is owner occupied.
Foreclosure Comments:As per comment dated xx/xx/2019, the foreclosure was approved on xx/xx/2017. The foreclosure was referred to an attorney on xx/xx/2017. The complaint was filed on xx/xx/2018. The judgment was entered on xx/xx/2018 with judgment amount of xx The foreclosure sale was scheduled for xx/xx/2019. Later, the foreclosure was placed on hold due to bankruptcy filing.
Bankruptcy Comments:The debtor xx had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2018. As per chapter 13 plan dated xx/xx/2018, the debtor sxxpay $xxxmonth to the trustee for 60 months starting on xx/xx/2018. The plan was confirmed on xx/xx/2019. No POC has been found.POC deadline was on xx/xx/2019.	The loan modification agreement was made on xx/xx/2016 with a new principal balance of xx with fixed rate of 3.750%. The borrower promised to pay monthly P&I payment in the amount of xx beginning on xx/xx/2016 till the maturity date of xx/xx/2056.The borrower had also promise to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2056. However, as per principal reduction agreement made on xx/xx/2016 with doc. locator# xx shows that to cancel the deferred principal balance in the amount of $xxxncellation results in a total new principal balance of xx. All other terms of modification agreement remain unchanged by this agreement. The amount of principal forgiven exceeds 2% of modification amount.	Good Faith Estimate Origination Appraisal	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
								* Missing Required Disclosures (Lvl 2) "List of service provider is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.xxThe chain of assignment has been completed. Currently, the xx assignment is with ‘xxx xx Trust xxx, as trustee for xxx xxx’.
Subject xx is on second lien position. There is a tax lien for clean energy (HERO) open against the subject property in the favor of “xxx” in amount of $xxx was recorded on xx/xx/2016.
The xx taxes for 2019 (1st installment) have been paid off in amount of $xxxxx taxes for 2019 (1st installment) are due in amount of $xxx	The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2019 to till date. The loan has been in delinquency for more than 4 months. The last payment was received on xx/xx/2019 in the amount of xx with interest rate of 3.375% which was applied for the due date of xx/xx/2019. The payment history reflects current unpaid principal balance is in the amount of xx and modified deferred balance in amount of xx.	Collections Comments:Comment:
Project xxx_Comments_xx
The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2019 to till date. The loan has been in delinquency for more than 4 months. The last payment was received on xx/xx/2019 in the amount of $xxx interest rate of 3.375% which was applied for the due date of xx/xx/2019.  The payment history reflects current unpaid principal balance is in the amount of xx and modified deferred balance in amount of xx.
No any visible damages have been found in 24 months collection comments. Review of collection comment the reason for default is unable to be determined.
According to the latest xxx Report (located- xx) dated on xx/xx/2019, subject property is occupied by owner, the property type is single family residence and no any damages are found. The comment dated xx/xx/2019 shows that borrower is eligible for short sale plan but he is not interested. Borrower’s intension is to keep property. The subject property is occupied by owner.
Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2018. Currently loan is in active BK case. No evidence has been found regarding foreclosure filing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2018. Schedule D of xxx dated xx/xx/2018 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as $xxxe POC deadline set on xx/xx/2018 and creditor has filed POC on xx/xx/2018 (before deadline date) with secured amount is xx and arrearage is xx Chapter 13 was entered on xx/xx/2018 shows that debtor sxxpay the payment $xxxrrearage amount xx. Plan was confirmed on xx/xx/2018. Currently loan is in active BK case. No further information has been found regarding BK.

The loan modification agreement was made between xx (borrower) and “xx of xxx, xxx” on xx/xx/2012 with combined modified unpaid principal balance xx from which xx combined principal balance permanently forgive. The new Principal balance is xx and deferred amount is xx.	HUD-1 Closing Statement Prepayment Penalty Rider	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Copy of final HUD-1 is available in loan file (located-xx). However, seller paid fee section is not properly scanned. Unable to read the seller paid fee."	* Missing Required Disclosures (Lvl 2) "List of service providers document is missing from the loan file."
* Prepayment Rider Missing (Lvl 2)     "The subject loan has prepayment provision and the Prepayment rider is attached with Note but Prepayment rider is not attached with the recorded copy of xx."
								* Settlement date is different from note date (Lvl 2) "Settlement date is xx/xx/2005 which is after the different from note date is xx/xx/2005."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2020 the subject xx was originated on xx., a xx and recorded on xx/xx/2001.
The chain of assignment has been completed, currently the assignment is with xx, As Trustee of xxx xx xx A.
There are no active liens and judgments found against the borrower.
Combine annual taxes for the year 2019 will due on xx/xx/2020 for the amount of $xxx prior delinquency has been found.
According to the payment history as of dated xx/xx/2020 the borrower is regular with the payment and the next due date is xx/xx/2020. The last payment was received on xx/xx/2019 for the amount of xx. The monthly P&I is in the amount of $xxx with an interest rate of 8.628%. The current UPB is reflected in payment history for the amount of xx. The tape data reflects the deferred balance is xx. However, as per the payment history file located at “xx”, the borrower had made Lumsum payment on xx/xx/2017 in the amount of xx. As per the payment history, the part payment has been made on xx/xx/2019 in the amount of $xxx and same date the short payment has been made in the amount of $xxx. The total transaction amount is xx	Collections Comments:The current status of the loan is in active bankruptcy.
No comments have been found regarding the foreclosure.
The borrower xxx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017 and the plan was confirmed on xx/xx/2017.
As per collection comments, the reason for default is Medical issues.
The loan has not been modified since the origination.
According to the collection comments, the subject property is occupied by unknown party.  No damages or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017 and the plan was confirmed on xx/xx/2017. The POC was filed by xxx Servicing xx on xx/xx/2017, in the secured claim amount xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2015. The order of confirming chapter 13 plan on xx/xx/2017, which states If no arrearage, ongoing payments are to be paid directly by the debtor in the amount of xx and regular payment will be paid in the amount of $xxx monthly from xx/xx/2017.	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx  However, the following required state disclosures are missing from the loan file.
1. Placement of Insurance Disclosure
2. Availability of Title Insurance
3. TN Consent to Disclosure of Insurance Information
4. Choice of Agent/insurer
5. Insurance Solicitation/Post Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form document is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2020 the subject xx was originated on xx.
The chain of assignment has not been completed, currently the assignment is with xx, As Trustee of xxx xx xx A.
The updated title shows there are 19 state tax liens and 1 child support lien against the borrower.
The state tax liens are in the favor of State of Indiana.
The 1st  was recorded on xx/xx/2018 for the amount of $xxxe 2nd  was recorded on xx/xx/2007 the amount is not mentioned.
The 3rd  was recorded on xx/xx/2017 for the amount of xx.
The 4th  was recorded on xx/xx/2007 the amount is not mentioned.
The 5th  was recorded on xx/xx/2017 for the amount of xx
The 6th  was recorded on xx/xx/2007 the amount is not mentioned.
The 7th  was recorded on xx/xx/2015 for the amount of xx
The 8th  was recorded on xx/xx/2007 the amount is not mentioned.
The 9th was recorded on xx/xx/2016 for the amount of xx.
The 10th was recorded on xx/xx/2007 the amount is not mentioned.
The 11th  was recorded on xx/xx/2017 for the amount of $xxx21.
The 12th  was recorded on xx/xx/2007 the amount is not mentioned.
The 13th  was recorded on xx/xx/2016 for the amount of $xxxhe 14th  was recorded on xx/xx/2007 the amount is not mentioned.
The 15th  was recorded on xx/xx/2016 for the amount of $xxxe 16th  was recorded on xx/xx/2007 the amount is not mentioned.
The 17th  was recorded on xx/xx/2016 for the amount of $xxx 18th  was recorded on xx/xx/2007 the amount is not mentioned.
The 19th  was recorded on xx/xx/2016 for the amount of $xxxe child support lien was recorded on xx/xx/2016 in the favor of xx however, the amount is not mentioned.
Combined annual taxes for the year 2018-2019 are paid in the amount of $xxx prior delinquency have been found.
The review of payment history as of xx/xx/2019 shows that the borrower is performing and next due date is xx/xx/2020. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2019. The current P&I is $xxx. The UPB reflected in the payment history is in the amount of xx. The doc located at "xx" shows the AOT applied from xx/xx/2013 till maturity date xx/xx/2053 with AOT rate as $xxx with monthly P&I as $xxx. These details are matching with the payment history. However, AOT or COT is missing from the loan file.	Collections Comments:The current status of the loan is in active bankruptcy.
 As per the collection comments fc was initiated. File was on hold due to bankruptcy filed on xx/xx/2015. Further details are not available.
The borrower xx had filed bankruptcy under Chapter-13 with case# xx on xx/xx/2015. The POC was filed on xx/xx/2015, with the claim amount of xx and the arrearage amount is xx
The reason for default is unable to be determined.
The loan has not been modified since the origination.
As per the collection comments dated on xx/xx/2019, property is occupied by unknown party and is in average condition. No comments have been found regarding the property damage or repair.

Foreclosure Comments:As per the collection comments fc was initiated. File was on hold due to bankruptcy filed on xx/xx/2015. Further details are not available.
Bankruptcy Comments:The borrower xx had filed bankruptcy under Chapter-13 with case# xx on xx/xx/2015. The POC was filed on xx/xx/2015, with the claim amount of xx and the arrearage amount is xx The Chapter 13 plan was filed on 10/001/2015 and confirmed on xx/xx/2016. As per the plan, the debtor sxxpay to the Trustee the sum of the $xxx per month for a period of 60 months for the total amount of xx.The debtor was dismissed on xx/xx/2020.	Not Applicable	Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "IN License Validation Test: FAIL
This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien xx lending under the First Lien xx Lending License and Subordinate Lien xx Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien xx Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xxx, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test.

IN License Validation Test: FAIL
This loan failed the Indiana license validation test.

GSE (xx public guidelines) Points and Fees Test: FAIL Loan Data xx Comparison Data $xxx24 Variance xx

GSE (Freddie Mac public guidelines) Points and Fees Test: FAIL Loan Data $xxx98 Comparison Data $xxx24 Variance +$xxx74"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Right of Rescission Test: FAIL

This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.
GSE (xx public guidelines) Points and Fees Test: FAIL Loan Data $xxx98 Comparison Data $xxx24 Variance +$xxx74

GSE (Freddie Mac public guidelines) Points and Fees Test: FAIL Loan Data $xxx98 Comparison Data $xxx24 Variance +$xxx74"
* LTV or CLTV exceeds 104% (Lvl 2)     "As per appraisal report, appraised value is xx which is less than the loan amount. Hence LTV/CLTV exceeds 104%."
* Missing Required State Disclosures (Lvl 2)     "Initial Escrow Account Disclosure and List of Service Providers are missing from loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Updated title report as of xx/xx/2020 shows that the subject xx is on first lien position. Subject xx was originated on xx.46 with  xx. Chain of assignment is completed as current assignee is xx.
No active judgments or liens have been found.
Annual estimated tax is xx
As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2019 in the amount of xx which was applied for the due date of xx/xx/2020. The UPB reflected in the payment history is in the amount of xx.	Collections Comments:Review of loan file and servicing comment shows that the borrower is current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for the due date of xx/xx/2020. The UPB reflected in the payment history is in the amount of xx.
The borrower “xx” had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2015. The plan was confirmed on xx/xx/2016. The POC was filed by the creditor xx Servicing xx on xx/xx/2015 with the secured claim amount of xx and the arrearage of $xxxs per the deadline hearing the deadline to filling POC was set for xx/xx/2015. As per the Schedule-D of xxx dated xx/xx/2015, the amount of claim is xx and the value of property is xx. As per chapter 13 plan dated xx/xx/2015, the debtor sxxpay the trustee xx per month for 60 months for the total amount of xx. As per plan the amount of secured claim to be paid in the plan is xx. The date of last filing is xx/xx/2019.As per comment dated xx/xx/2019, the property is occupied by Unknown party.
As per comment dated xx/xx/2018, the property is located in xx. However, no comments were indicating damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower “xx” had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2015. The plan was confirmed on xx/xx/2016. The POC was filed by the creditor xx Servicing xx on xx/xx/2015 with the secured claim amount of xx and the arrearage of xx As per the deadline hearing the deadline to filling POC was set for xx/xx/2015. As per the Schedule-D of xxx dated xx/xx/2015, the amount of claim is xx and the value of property is xx. As per chapter 13 plan dated xx/xx/2015, the debtor sxxpay the trustee xx per month for 60 months for the total amount of xx. As per plan the amount of secured claim to be paid in the plan is xx. The date of last filing is xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan files."
* Missing Appraisal (Lvl 2)     "Appraisal at origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file. 1. Amortization Schedule Disclosure 2. Credit Property Insurance Disclosure 3. Fee Agreement 4. Priority of Security Instrument Disclosure 5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report as of xx/xx/2020 shows that there is a Tax lien xx in the amount of xx recorded on xx/xx/2014 with xx.
No active judgments or liens have been found.
Combined annual tax for the year of 2016 is delinquent in the amount of xx and combined annual tax for the year of 2018  is delinquent in the amount of $xxxth delinquent taxes were good through till xx/xx/2020.
Combined tax for the year of 2019 is due in the amount of xx It was good through till xx/xx/2020.
Annual estimated tax is xx
According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2019, the payment applied was applied for the due date of xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx.

The adjustment of terms agreement is available in the loan file at location "xx" dated xx/xx/2013. According to this agreement the revised interest rate is 5% and the revised monthly payment is $xxx.
Collections Comments:Review of loan file and servicing comment shows that the borrower is current with the loan. The last payment was received on xx/xx/2019, the payment applied was applied for the due date of xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
The adjustment of terms agreement is available in the loan file at location "xx" dated xx/xx/2013. According to this agreement the revised interest rate is 5% and the revised monthly payment is $xxx.
According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2016. The POC was filed on xx/xx/2017, the POC amount is xx and the arrearage amount is $xxx40. As per CH 13 plan filed on xx/xx/2017 the debtor was to pay to the trustee $xxxr Month for 60 months. There is no comment indicating a cramdown.
No evidence of post-closing FC has been found.
The reason for default is unemployment and decreased income. The subject property has been occupied by the owner. The borrower's intention is to keep the property.

Update:-
As per the collection comment dated xx/xx/2022, the chapter 13 bankruptcy with case #xx has been discharged.
No additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2016. The POC was filed on xx/xx/2017, the POC amount is xx and the arrearage amount is xx As per CH 13 plan filed on xx/xx/2017 the debtor was to pay to the trustee $xxxr Month for 60 months. There is no comment indicating a cramdown.	Not Applicable	Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing in the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan is failed for the TILA finance charge test and TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: Loan Data:xx Comparison Data:xx Variance:-$xxx
This loan is failed for the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Foreclosure Rescission Finance Charge Test: Loan Data:xx Comparison Data:xx Variance:-$xxx
This loan is failed for the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx state.
The following disclosures are missing from the loan file:
1.TX Loan Agreement Notice
2.Commitment Requirement/Anti-Tying
3.TILA Disclosures in Spanish
4.Home Equity Consumer Disclosure
5.Home Equity Loan Interest and Fees Preclosing Disclosure
6.Home Equity Loan Copies of Documents
7.Home Equity Loan Rescission Notice
8.Fair Market Value of Homestead Property Acknowledgment
9.Home Equity Loan Notice of Address for Borrower Notification of Violation
10.Choice of Insurance Notice
11.Collateral Protection Insurance Disclosure
12.Non-Deposit Investment Product Disclosure Are there any promotional materials?
13.Insurance Solicitation/Post Commitment Requirement
14.Construction Loan Disclosure"
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrowers."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Updated title report as of xx/xx/2020 shows that the subject xx is on other lien position. Subject xx was recorded on xx/xx/2006 in the amount of xx with  xx.
There are three senior Tax Mortgages on the subject property.
First in the amount of xx recorded on xx/xx/2007 with  xx.
Second in the amount of $xxxorded on xx/xx/2008 with xx. And third in the amount of xx recorded on xx/xx/2012 with FYP, xx.
The release or satisfaction documents have not been found for the above said senior tax mortgages.
There is a junior civil judgment in the amount of xx recorded with  xx.
Combined annual taxes for the year of 2019 have been delinquent in the amount of xx It was due on xx/xx/2019 and is good through for xx/xx/2020.
xx annual tax for the year of 2019 has been delinquent in the amount of $xxx was due on xx/xx/2019 and is good through for xx/xx/2020. Annual estimated tax is xx
The review of the payment history shows that the borrower is current with the loan and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020, in the amount of xx, which was applied for the due date of xx/xx/2020. The UPB stated in the payment history is xx. The Current P&I is xx and PITI is xx and the interest rate is 10.5%.	Collections Comments:Review of loan file and servicing comment shows that the borrower is current with the loan and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020, in the amount of $xxx, which was applied for the due date of xx/xx/2020. The UPB stated in the payment history is xx. The Current P&I is $xxxd PITI is $xxxnd the interest rate is 10.5%.
The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2015. The plan was confirmed on xx/xx/2016.
The post-xx due date was xx/xx/2020. The POC was filed on xx/xx/2015, the amount of claim is xx and amount of arrearage is xx, under modified chapter 13, the debtor sxxpay to the trustee in the amount of $xxxonthly for 60 months. The schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx.
There is no any evidence of cram down.
No evidence of post-closing FC has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2015. The plan was confirmed on xx/xx/2016.
The post-xx due date was xx/xx/2020. The POC was filed on xx/xx/2015, the amount of claim is xx and amount of arrearage is xx, under modified chapter 13, the debtor sxxpay to the trustee in the amount of $xxxonthly for 60 months. The schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx.
There is no any evidence of cram down.

Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 (settlement statement) is missing from the loan file. The estimated HUD-1 or fee itemization has not been found."	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of xx. The following required State Disclosures are missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title dated xx/xx/2020, shows that the subject xx was originated on xx.xxhich was recorded on xx/xx/2005.
The chain of the assignment has been completed. The latest assignment is with xx xx xxx, xx, As Trustee Of xxx xx xxx A which was recorded on xx/xx/2017.
No active judgments or liens have been found.
The annual installment of the combined jurisdiction tax of 2018 has been paid in the amount of $xxx/xx/2019.
The annual installment of the combined jurisdiction tax of 2019 is due in the amount of xx on xx/xx/2020.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2020.The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in Bankruptcy and next due date for the payment is xx/xx/2020.
According to the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx which was applied for xx/xx/2020.The UPB reflected as per the payment history is in the amount of xx.
As per the servicing comments, the subject property has been occupied by the owner. No damages or repairs are found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx review, the borrower xxhad filed bankruptcy under chapter 13 with the case# xx on xx/xx/2017. The POC was filed on xx/xx/2019.The amount of secured claim is xx and arrearage amount is $xxxan was confirmed on xx/xx/2019.As per the chapter 13 plan, the debtor sxxpay to the trustee the sum of $xxxmonth for 36 months for a total of xx	This Adjustment of Term agreement was made between (borrower) xxand (Lender) xx on xx/xx/2013.The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 5.00% and new P&I in the amount of $xxxnning from xx/xx/2013 till the maturity date xx/xx/2026.
Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing in the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan is failing for TX Constitution A6 Required Fees Test.
Total fee charged is xx and allowed is xx however it is over by $xxxer to be refunded xx overcharged fee to cure.
Fees Included-
Loan Origination Fee xx
Appraisal Fee $xxxit Report Fee $xxxorney's Fee (Other) $xxxtle Insurance $xxxrding Fee $xxxer statute, the SOL of 4 years has expired."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Choice of Insurance Notice
5. Collateral Protection Insurance Disclosure
6. Non-Deposit Investment Product Disclosure Are there any promotional materials?
7. Insurance Solicitation/Post Commitment Requirement
								8. Construction Loan Disclosure"		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with  xx.

The chain of assignment has not been completed. Currently, the xx is with xx which was recorded on xx/xx/2017. However; it should be with .
Junior xx originated on xx.00 in favor of  xx.
Active liens and judgments against the borrower as follows:
Medical lien is against the borrower in the amount of xx and in favor of xx which was recorded on xx/xx/2011.
Three Department of Labor liens  against the borrower in the total amount of $xxx in favor of Department of Labor - State of xx which were recorded on different dates.
Four State tax liens against the borrower in the total amount of xx  and in favor of xx Department of Revenue - State Tax Execution which were recorded on different dates.
Civil judgment against the borrower in the amount of xx and in favor of  which was recorded on xx/xx/2010.
Civil judgment is against the borrower in the amount of $xxx in favor of  which was recorded on xx/xx/2010.
Combined annual tax for the year 2019 has been paid in the amount of $xxxxx/xx/2019.
According to the review of payment history as of xx/xx/2020, the borrower is current with the payments. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected in the amount of xx.	Collections Comments:The loan is currently performing. According to the review of payment history as of xx/xx/2020, the borrower is current with the payments. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of xx and PITI is in the amount of $xxx. The UPB reflected in the amount of xx.
This loan modification agreement was made between the borrower xx and the lender xx on xx/xx/2012.
The reason for default is unavailable.
No latest servicing comment or xxx Report have been found to determine the current occupancy and condition of the subject property.  However; as per the servicing comment dated xx/xx/2018, the subject property is occupied by the unknown party.  No damages or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2016. The POC was filed on xx/xx/2017, the POC amount is xx and the arrearage amount is $xxx however; the POC bar date was set for xx/xx/2017. The chapter 13 plan was confirmed on xx/xx/2017, the debtor sxxpay P&I to the trustee in the amount of xx for 60 months. The schedule D of xxx does not show any unsecured portion. The motion for relief (xx) was filed on xx/xx/2018 and as per the order on Motion for Relief from Stay (xx) the stay was denied. There is no comment indicating a cramdown. The date of last filing is xx/xx/2019.	This loan modification agreement was made between the borrower xx and the xx on xx/xx/2012.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 3.00% and new P&I is in the amount of $xxx beginning from xx/xx/2012 till the maturity date xx/xx/2037. The interest-bearing amount is xx. There is a provision for the balloon payment at the maturity date of the loan. Previously the loan was modified in the year of 2011.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	3: Curable	* Lost Note Affidavit (Lvl 3) "Lost note affidavit is available and located at “xx”, however; the copy of the note is available in the loan file located at “xx”."	* ComplianceEase State/Local Predatory Test Failed (Lvl 2) "This loan is failing GAFLA 3/2003 High Cost Home Loan Points and Fees Threshold Test.
Total fees Charged $xxx00 Allowed $xxx42 Over by $xxxirmative claims can be made within 5 years of the closing and that the Note date is xx/xx/2007. SOL has been expired.
Fees Included -Loan Origination Fee $xxx
xx Broker Fee (Direct) $xxx00
xx Broker Fee (Indirect / POC) $xxx00
Flood Determination - Initial Fee $xxxettlement / Closing / Escrow Fee $xxx
Recording Service Fee $xxx
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the xx was originated on xx.30 with  xx. which was recorded on xx/xx/2008.
The chain of assignment has not been completed as currently the assignment is with “xx” however it should be with the “xx”.
No active judgments or liens have been found
Annual combined taxes for 2019 are due on xx/xx/2020 in the amount of $xxxnual combined taxes for 2019 have been paid off on xx/xx/2019 in the amount of $xxx prior year delinquent taxes have been found.	The payment history dated as of xx/xx/2020 reveals that the borrower has been making payments regularly and the loan is currently due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx00 and it was applied for the due date of xx/xx/2020. The current P&I is xx and interest rate is 12.190%. The current unpaid principal balance is in the amount of xx.	Collections Comments:The payment history dated as of xx/xx/2020 reveals that the borrower has been making payments regularly and the loan is currently due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx and it was applied for the due date of xx/xx/2020. The current P&I is xx and interest rate is 12.190%. The current unpaid principal balance is in the amount of xx.

As per xxx, the borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2015 and the plan was confirmed on xx/xx/2015.
According to xxx schedule D dated xx/xx/2015 the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as $xxxhe creditor, “xx” had filed POC for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2015.
According to chapter 13 plan dated xx/xx/2015, the debtor sxxpay to the trustee in the amount of $xxx weekly for 60 months.

The loan is conventional fixed rate. As per note document located xx”, the loan was originated on xx.6900% and P&I of $xxx90. According to payment history, the rate of interest is showing as 12.190% and P&I in the amount of $xxx00. As per AOT worksheet located at “xx”, the borrower is making payment as per AOT  but the relevance AOT document is missing from the loan file.

As per collection no evidence found regarding the Property damage or Condition however subject Property is currently occupied by owner.

Update:-
No additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx, the borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2015 and the plan was confirmed on xx/xx/2015.
According to xxx schedule D dated xx/xx/2015 the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as $xxxhe creditor, “ xx” had filed POC for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2015.
According to chapter 13 plan dated xx/xx/2015, the debtor sxxpay to the trustee in the amount of $xxx weekly for 60 months.
Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Itemization of fees and estimated HUD-1 are also missing from the loan file."	* Application Missing (Lvl 2) "Final Application is missing from loan files."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from loan files."
* Missing Required State Disclosures (Lvl 2)     "The Subject Property is located in xx State and following disclosures are missing.

Placement of Insurance Disclosure
TN Consent to Disclosure of Insurance Information
Choice of Agent/insurer
Insurance Solicitation/Post Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Missing from loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from loan files."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx which was recorded on xx/xx/2005 with xx as nominee for xx. The chain of assignment has been completed. No active judgments or liens have been found. There is a judgment against the borrower in the amount of $xxx was recorded on xx/xx/2012 in favor of xx. No prior year delinquent taxes have been found.	Review of the payment history available from xx/xx/2018 to xx/xx/2020 states that the borrower has been making payments regularly. The last payment was received in the amount of $xxxh was applied to due date of xx/xx/2019 and the next due date is xx/xx/2020. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in active bankruptcy. The debtor xxx had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2014 and the plan was confirmed on xx/xx/2016. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $xxx31 months. The POC was filed on xx/xx/2014. The POC amount is xx and total arrearage amount is $xxxing to the final trustee’s report, which was filed on xx/xx/2019 shows the xx arrearage in the amount of $xxxbeen paid. The borrower has been making payments regularly. The last payment was received in the amount of xx which was applied to due date of xx/xx/2019 and the next due date is xx/xx/2020.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the debtor xx had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2014 and the plan was confirmed on xx/xx/2016. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $xxx31 months. The POC was filed on xx/xx/2014. The POC amount is xx and total arrearage amount is $xxxing to the final trustee’s report, which was filed on xx/xx/2019 shows the xx arrearage in the amount of $xxxbeen paid.	Loan Modification agreement was made between borrower and lender on effective date of xx/xx/2019.
The borrower had given promise to pay the UPB of xx with interest rate of 4.625% with P&I of $xxx fixed amortized type and it was beginning from first payment date on xx/xx/2019 and ends with the maturity date of xx/xx/2037.
The borrower had also given the promise to pay the deferred balance in the amount of xx and the maturity date is xx/xx/2037. The UPB that has been amortized is xx as an interest bearing amount.
Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrowers."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.50, in favor of xx, xx. recorded in xx.
The chain of assignment has been completed. The current assignment is with  xx, as trustee of xx
There is an unreleased senior xx against the property which was originated on xx.51, in favor of , xx. recorded in Instrument# Y219125.
No prior year delinquent taxes have been found.	As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx with an interest rate of 9.720%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per the payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2020. The current UPB reflected as per the payment history is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
As per collection comment (xx) dated xx/xx/2017, the property had damage due to hurricane Harvey. As per comment dated xx/xx/2017, the property had minimal damage.

Update:-
As per the collection comment dated xx/xx/2023, the chapter 13 bankruptcy with case # xx has been discharged.
No additional information has been found.

Foreclosure Comments:As per the review of collection comments, the foreclosure was initiated in 2017. The file was referred to an attorney on xx/xx/2017. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2017. The FC file was closed on xx/xx/2018.
Bankruptcy Comments:According to the xxx, the borrower “xx” had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2017. The POC was filed on xx/xx/2018 with secured claim in the amount of xx and the arrearage amount of xx. The plan was confirmed on xx/xx/2018. The debtor sxxpay to the trustee the sum of xx per month for 60 months under Chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. There is no comment indicating a cram-down. The date of last filing is xx/xx/2019.	Not Applicable	Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxILA Finance Charge Test: Loan Data xx Comparison Data xx Variance- xx."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the xx state. The following state disclosures are missing from the loan file:
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Choice of Insurance Notice
5. Collateral Protection Insurance Disclosure
6. Non-Deposit Investment Product Disclosure Are there any promotional materials?
7. Insurance Solicitation/Post Commitment Requirement
8. Construction Loan Disclosure"
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. Currently, the xx is with  xx, as trustee of xxx xx xx A which was recorded on xx/xx/2018. However, the assignment is missing to xx.
There is a Tax xx in the favor of RioProp Ventures xx, its successors and/or assigns in the amount of $xxxch was recorded on xx/xx/2012.
There is an IRS lien in the favor of Department of the Treasury - Internal Revenue Service in the amount of xx which was recorded on xx/xx/2013.
The annual combined taxes of 2014 have been delinquent in the amount of $xxxch were due on xx/xx/2015 and they are good through date of xx/xx/2020.
The annual combined taxes of 2019 have been paid in the amount of xx

According to the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2019.The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the current status of the loan is performing and the next due date for the payment is xx/xx/2020. According to the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for xx/xx/2019.The UPB reflected as per the payment history is in the amount of xx. The borrower had filed the bankruptcy under chapter-13 with the case#xx on xx/xx/2014 and the plan is not confirmed yet. The POC was filed on xx/xx/2015.The amount of secured claim is xx and the amount of arrearage has not been provided. The xxx was filed on xx/xx/2018. The date of the last filing the bankruptcy was xx/xx/2020. The comment dated xx/xx/2019 reveals that the subject property is owner-occupied and borrower intends to keep the property. No damage and repairs have been found. No information pertaining to foreclosure has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter-13 with the case#xx on xx/xx/2014 and the plan is not confirmed yet. The POC was filed on xx/xx/2015.The amount of secured claim is xx and the amount of arrearage has not been provided. The xxx was filed on xx/xx/2018. The date of the last filing the bankruptcy was xx/xx/2020. Motion to Deem xx Current was filed on xx/xx/2020. No further filing is available as of xx/xx/2020.	Not Applicable	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan is failing for TX Constitution A6 Required Fees Test.
Total fee charged is $xxx73 and allowed is $xxx37 however it is over by +$xxx. Borrower to be refunded +$xxx overcharged fee to cure.
Fees Included-
Loan Origination Fee xx
Appraisal Fee $xxxCredit Report Fee $xxxitle Examination Fee $xxx
Attorney's Fee $xxx
Recording Fee $xxxPer statute, the SOL of 4 years has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider's disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas State. The following state disclosures are missing from the loan file.
1. Commitment Requirement/Anti-Tying
2. TILA Disclosures in Spanish
3. Home Equity Consumer Disclosure
4. Home Equity Loan Interest and Fees Preclosing Disclosure
5. Home Equity Loan Copies of Documents
6. Home Equity Loan Rescission Notice
7. Fair Market Value of Homestead Property Acknowledgment
8. Home Equity Loan Notice of Address for Borrower Notification of Violation
9. Choice of Insurance Notice
10. Collateral Protection Insurance Disclosure
11. Non-Deposit Investment Product Disclosure Are there any promotional materials?
12. Insurance Solicitation/Post Commitment Requirement
13. Construction Loan Disclosure"
								* ROR not hand dated by borrower(s) (Lvl 2) "The ROR is not hand dated by the borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx. which was recorded on xx/xx/2004.

The chain of the assignment has been completed. The latest assignment is xx xx xxx, xx, As Trustee of xxx xx xx A which was recorded on xx/xx/2018.

No judgment and liens were open against the borrower.

Combined 2nd installment of tax for the year of 2019 has been due in the amount of $xxxxx/xx/2020.
Combined 1st installment of tax for the year of 2019 has been delinquent in the amount of $xxx on xx/xx/2019 good through on xx/xx/2020.
No prior years delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is delinquent with the loan for 1 month and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx the payment applied date was xx/xx/2019.The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in Bankruptcy and next due date for the payment is xx/xx/2018.
According to the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx the payment applied date was xx/xx/2019.The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined.
As per the servicing comments, the subject property has been occupied by the owner. No damages or repairs are found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed for bankruptcy under chapter-13 with the case#xx on xx/xx/2014 and the plan was confirmed on xx/xx/2014. The POC was filed on xx/xx/2014 and the amended POC was filed on xx/xx/2016.The amount of secured claim is xx and the amount of arrearage is $xxx11.As per document of104 the arrearage has been paid in the amount of $xxx11.	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD1/Estimated HUD/Itemization is missing from the loan file."
* Lost Note Affidavit (Lvl 3) "As per review of the loan file, original Note is missing. The Lost Note affidavit present in the loan file located at “xx”."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx. for the amount of xx.
No active liens and judgments have been found against the borrower and subject property.
The chain of assignment has been incomplete. Currently, the assignment is from  xx, as trustee of xxx xx xx a which was recorded on xx/xx/2018. The assignee is missing to xx.
Combined annual taxes of 2019 have been balance due in the amount of $xxxxx/xx/2020 and partial payment made in the amount of $xxxch was due on xx/xx/1900.
The school annual taxes for the year 2017 were delinquent in the amount of $xxxch was good through till xx/xx/2020 and the school annual taxes for the year 2016 were delinquent in the amount of $xxxch was good though till xx/xx/2020.
According to latest payment history as of xx/xx/2020, the borrower has been delinquent for 1 month and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 5.00% and P&I is $xxx.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 5.00% and P&I is $xxx. According to adjustment of terms agreement located at xx dated xx/xx/2014, the interest rate has been modified to 5.00% and P&I to $xxx which was due from xx/xx/2014. According to payment history as of xx/xx/2019, the borrower has made the last payment on xx/xx/2019 with the interest rate of 5.00% and P&I of $xxx. According to extension agreement located at “xx”, the maturity date has been extended to xx/xx/2030. No foreclosure activity has been found in the collection comment. The borrower, "xx" had filed the bankruptcy under chapter 13 with the case # on xx/xx/2017. According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. Hence, the unsecured portion debt is reflected in the amount of xx. POC was filed by the creditor, "xx" for the secured claim amount of xx and the amount of arrearage of $xxx15 on xx/xx/2017. According to amended chapter 13 plan dated xx/xx/2017, the debtor sxxpay to trustee in the amount of for 60 months with monthly payment of $xxx. The debtor sxxpay to the trustee the arrearage in the amount of xx and the secured claim amount of xx for 60 months. The same plan was confirmed on xx/xx/2017. Current occupancy and condition of the subject property are unable to determine from the collection comment. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter 13 with the case # on xx/xx/2017. According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. Hence, the unsecured portion debt is reflected in the amount of xx. POC was filed by the creditor, " xx" for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2017. According to amended chapter 13 plan dated xx/xx/2017, the debtor sxxpay to trustee in the amount of for 60 months with monthly payment of $xxx. The debtor sxxpay to the trustee the arrearage in the amount of xx and the secured claim amount of xx for 60 months. The same plan was confirmed on xx/xx/2017.	Not Applicable	Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Executed copy of final HUD-1 is available in the loan file. Some points and fees are given hand written. Same copy of HUD-1 is considered for compliance ease test."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan failed the HOEPA higher-priced xx loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced xx loan, as defined in
Regulation Z.
While the HOEPA higher-priced xx loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higherpriced
xx loans even if the additional conditions are met.

HOEPA Higher-Priced xx Loan Test: FAIL The loan data is 12.192%, comparison data is 5.950% and the variance is +6.242%"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosures are missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement"
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 which was recorded on xx/xx/2014 with xx, xx The chain of assignment is incomplete as no assignment has found. There are 3 judgments against the borrower in the amount of $xxx408.59 and $xxxch were recorded on xx/xx/2018, xx/xx/2016 and xx/xx/2018 in favor of xx respectively. There are 2 judgments against the borrower in the amount of $xxx $xxxch were recorded on xx/xx/2014 and xx/xx/2012 prior to our subject xx in favor of “xx". There is a real estate tax lien in the amount of $xxxfavor of xx. No prior year delinquent taxes have been found.	Review of payment history as of xx/xx/2020, the loan is currently performing and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in active Bankruptcy. The debtor (xx) had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2017. The Schedule-D in xxx shows that the unsecured amount is $xxxout of secured claim in the amount of xx and the value of collateral is xx The POC was filed on xx/xx/2017 with the secured claim of xx with an arrearage of $xxxdebtor's 2nd amended plan was filed on xx/xx/2017 but the plan is not confirmed yet. The loan is performing and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2019. The servicing comment dated xx/xx/2019 states that the subject property is currently occupied by borrower and the wants to the keep the property.

Update:-
As per the collection comment dated xx/xx/2022, the chapter 13 bankruptcy with case # xx has been discharged on xx/xx/2022 and closed on xx/xx/2022.
No additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor (Veronica Leticia Hernandez) had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2017. The Schedule-D in xxx shows that the unsecured amount is $xxxout of secured claim in the amount of xx and the value of collateral is $xxx.00. The POC was filed on xx/xx/2017 with the secured claim of xx with an arrearage of $xxxdebtor's 2nd amended plan was filed on xx/xx/2017 but the plan is not confirmed yet.	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	3: Curable	* Document(s) Required by AUS Missing from Loan file (Lvl 3) "AUS/DU is missing from the loan file."
* Income documentation does not meet guidelines (Lvl 3)     "2 year IRS transcript is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "The Rate Lock Agreement is missing from the loan file."
* Missing Required Disclosures (Lvl 3)     "Settlement Services Providers List (SSPL) disclosure is missing from the loan file."
* Not all borrowers signed HUD (Lvl 3)     "The final HUD-1 is not signed by the borrower."
* Transmittal (1008) is Missing (Lvl 3) "The final 1008 (Transmittal report) is missing from the loan file."	* Not all borrowers signed TIL (Lvl 2) "The final TIL is not signed by the borrower."
* Settlement date is different from note date (Lvl 2)     "As per available HUD-1, Settlement date is xx/xx/2014. However, Note date is xx/xx/2014."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrowers."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.90 and it was recorded on xx/xx/2010 under xx in favor of xx. The chain of assignment has not been completed as the xx is currently with  xx, As Trustee of xx xx xx A instead of the current assigneexx.
No active judgments or liens have been found against the borrower or property.

As per vesting deed recorded on xx/xx/1974 under xx property owners were xx. The divorce docket with case#xx) located at “xx” states that xx and xx had divorce in 1984.  The title document located at “xx” states that the judgment was entered in 1984 with case#xx and the property was awarded to xx. But the available divorce document with updated title report with case#xx does not have any verbiage regarding the property ownership. However, the updated title report dated xx/xx/2020 still reflects current owners as xx. But the latest Tax Report reflects the property owner as “xx”. We don’t have recorded document proof which states that the property was awarded to “xx”. The updated title report also indicates the severe defect.

The annual combined taxes of 2019 have been paid in the amount of xx
No prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2020, the borrower is performing with the loan and making regular monthly payments. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 10.357% and P&I $xxx for the due date of xx/xx/2019. The next due date is xx/xx/2020. The current UPB reflected is in the amount of xx.	Collections Comments:The loan is active in bankruptcy. The borrower is performing with the loan and making regular monthly payments. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 10.357% and P&I $xxx for the due date of xx/xx/2019. The next due date is xx/xx/2020. The current UPB reflected is in the amount of xx.

According to the review of updated title report dated xx/xx/2020 the subject xx was originated by xxx, husband and wife which was recorded on xx/xx/2010 under xx.
As per vesting deed recorded on xx/xx/1974 under xx property owners were xx. The divorce docket with case#xx) located at “xx” states thatxxx had divorce in 1984.  The title document located at “xx” states that the judgment was entered in 1984 with case#xx and the property was awarded to xx. But the available divorce document with updated title report with case#xx does not have any verbiage regarding the property ownership. However, the updated title report dated xx/xx/2020 still reflects current owners as xx. But the latest Tax Report reflects the property owner as “xx”. We don’t have recorded document proof which states that the property was awarded to “xxx”. The updated title report also indicates the severe defect.

The loan has not been modified since the origination. No foreclosure activity has been found in the collection comment.

The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2015. The plan was confirmed on xx/xx/2015.
According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx.
The POC was filed by the subject creditor on xx/xx/2015 with the secured claim amount of xx on xx/xx/2015. Motion for relief from stay was filed on xx/xx/2015. Order for same was terminated on xx/xx/2015. According to chapter 13 dated 0xx/xx/2015, the debtor sxxpay to the trustee in the amount of $xxx monthly for 60 months. The secured claim amount will be paid by debtor through the bankruptcy  in the amount of xx with the monthly payment of $xxx. Same plan was confirmed on xx/xx/2015. According to order on motion to modify chapter 13 plan dated xx/xx/2016, the plan payments sxxdecrease from $xxx to $xxx. The Plan base will be xx.

As per latest comment dated xx/xx/2019 the property is owner occupied and no visible damages were reported.

Update:
No additional information found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2015. The plan was confirmed on xx/xx/2015.
According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx.
The POC was filed by the subject creditor on xx/xx/2015 with the secured claim amount of xx on xx/xx/2015. Motion for relief from stay was filed on xx/xx/2015. Order for same was terminated on xx/xx/2015. According to chapter 13 dated 0xx/xx/2015, the debtor sxxpay to the trustee in the amount of $xxx monthly for 60 months. The secured claim amount will be paid by debtor through the bankruptcy  in the amount of xx with the monthly payment of $xxx. Same plan was confirmed on xx/xx/2015. According to order on motion to modify chapter 13 plan dated xx/xx/2016, the plan payments sxxdecrease from $xxx to $xxx. The Plan base will be xx.
Not Applicable	Credit Application Good Faith Estimate HUD-1 Closing Statement Missing Required State Disclosures Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is executed by the borrower but some point and fees are hand-written."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan is failing for TX Constitution A6 Required Fees Test.
Total fee charged is xx and allowed is xx however it is over by $xxx. Borrower to be refunded $xxx overcharged fee to cure.
Fees Included-
Loan Origination Fee paid by Borrower: xx
Appraisal Fee paid by Borrower: $xxxCredit Report Fee paid by Borrower: $xxxax Service Fee paid by Borrower: $xxxFlood Certification - Single Charge or Life of Loan paid by Borrower: $xxxitle Examination Fee paid by Borrower: $xxx
Title Document Preparation Fee paid by Borrower: $xxxxx Recording paid by Borrower: $xxxReleases Recording paid by Borrower: $xxx
Per statute, the SOL of 4 years has expired."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Higher Price xx Loan (Lvl 2)     "This loan failed HOEPA Higher-Priced xx Loan Test, however the loan is escrowed."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosures are missing from the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement"
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Pass	Pass	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the xx was originated on xx.
The chain of xx assignment has not been found.
No active judgments or liens have been found.
Annual combined taxes for 2019 were due in the amount of xx till the good through of xx/xx/2020.
Annual combined taxes for 2019 have been paid on xx/xx/2019 in the amount of $xxx
The payment history dated as of xx/xx/2020 reveals that the borrower has been making payments regularly and the loan is currently due for xx/xx/2020 The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2019. The current P&I is $xxx and interest rate is 7.500%. The current unpaid principal balance is in the amount of xx.	Collections Comments:The payment history dated as of xx/xx/2020 reveals that the borrower has been making payments regularly and the loan is currently due for xx/xx/2020 The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2019. The current P&I is $xxx and interest rate is 7.500%. The current unpaid principal balance is in the amount of xx.

As per xxx, the borrower, "xx" had filed the bankruptcy under chapter 13 with the case # xx on xx/xx/2015 and the plan was confirmed on xx/xx/2016.
The creditor, “xx xx” had filed POC for the secured claim amount of $xxx35 and the amount of arrearage of $xxx xx/xx/2015.
According to chapter-13 dated xx/xx/2015, the debtor sxxpay the sum of $xxxr month to trustee by direct payment for 44 months. The plan was confirmed on xx/xx/2016.
According to order of confirming chapter 13 plan dated xx/xx/2016, the debtor sxxpay the sum of variable per months for 60 months to the trustee in the amount of xx from xx/xx/2015.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx, the borrower, "xx" had filed the bankruptcy under chapter 13 with the case # xx on xx/xx/2015 and the plan was confirmed on xx/xx/2016.
The creditor, “xx.” had filed POC for the secured claim amount of xx and the amount of arrearage of $xxx xx/xx/2015.
According to chapter-13 dated xx/xx/2015, the debtor sxxpay the sum of $xxxr month to trustee by direct payment for 44 months. The plan was confirmed on xx/xx/2016.
According to order of confirming chapter 13 plan dated xx/xx/2016, the debtor sxxpay the sum of variable per months for 60 months to the trustee in the amount of xx from xx/xx/2015.
Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of xx The following required State Disclosure are missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated."
								* TIL not hand dated (Lvl 2) "The TIL is not hand dated."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the xx was originated on xx.61 with  xx. which was recorded on xx/xx/2007.
The chain of assignment has not been completed as currently the assignment is with  xx, As Trustee of  xx however it should be with the “xx”. There is break in assignment; however, the assignment from the  xx is missing.

No active judgments or liens have been found
Annual combined taxes for 2019 were past due on xx/xx/2020 in the amount of $xxx good through till xx/xx/2020.
Annual combined taxes for 2018 have been paid off on xx/xx/2020 in the amount of $xxx	According to the latest payment history as of xx/xx/2020, the borrower has been making regular payments and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 12.810 % and P&I is $xxx.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2020. The borrower has been making regular payments. No foreclosure activity has been found in the collection comment. The loan has not been modified since the origination. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 12.810 % and P&I is $xxx.
The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2016 and the plan was confirmed on xx/xx/2016.
According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. Hence, unsecured portion is reflected in the amount of $xxx00. Deadline date for filing POC is xx/xx/2016. The creditor, “xx” had filed POC for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2016.
According to order of confirming chapter 13 plan dated xx/xx/2016, the debtor sxxpay to the trustee in the amount of $xxx from xx/xx/2016. The same document states that the arrearage will be paid in the amount of $xxx from xx/xx/2017. The total estimated arrearage amount is not mentioned. According to motion modify chapter 13 plan dated xx/xx/2019, the Standing Trustee respectfully recommends to the Court that an Order be entered modifying the Debtors’ plan to provide for plan payments of $xxx per month effective with the plan payment due for July, 2019. Order for same was granted on xx/xx/2019.
No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2016 and the plan was confirmed on xx/xx/2016.
According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. Hence, unsecured portion is reflected in the amount of $xxx00. Deadline date for filing POC is xx/xx/2016.
The creditor, “ xx” had filed POC for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2016.
According to order of confirming chapter 13 plan dated xx/xx/2016, the debtor sxxpay to the trustee in the amount of $xxx from xx/xx/2016. The same document states that the arrearage will be paid in the amount of $xxx from xx/xx/2017. The total estimated arrearage amount is not mentioned. According to motion modify chapter 13 plan dated xx/xx/2019, the Standing Trustee respectfully recommends to the Court that an Order be entered modifying the Debtors’ plan to provide for plan payments of $xxx per month effective with the plan payment due for July, 2019. Order for same was granted on xx/xx/2019. According to trustee filed claims dated xx/xx/2017, the arrearage is mentioned in the amount of xx
Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.xxhain of assignment has been completed. Currently, the xx is with  xx, As Trustee Of  xx xxx A which was recorded on xx/xx/2017.
There is a judgment in the favor of xx Card in the amount of xx which was recorded on xx/xx/2009.
There is a prior xx in the amount of xx which was recorded on xx/xx/2004 in the favor of Family xx Federal Credit Union. The satisfaction was found for the said xx which was recorded on xx/xx/2018 with xx. However, the updated title report is still reflecting the xx has open.
The taxes are exempt.
According to the payment history as of xx/xx/2020, the borrower has been current with the loan and the next due is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2020. The UPB is xx. The current P&I is $xxxPITI is $xxx	Collections Comments:The loan is currently in bankruptcy and the next payment is due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2020. The borrower xxx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2016. The debtor plan was confirmed on xx/xx/2016. The reason for default is unable to be determined. The loan was not modified since origination. As per the comment dated xx/xx/2019, the property is occupied by an unknown party. No repairs and damages have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx report, the borrower xx had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2016. The POC was filed on xx/xx/2016 in the secured amount of xx and the amount of arrearage is $xxx the chapter 13 filed on xx/xx/2016, the debtor sxxpay to the trustee the sum of $xxxmonth for 60 months. The Schedule D of xxx dated xx/xx/2016 shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx. However the unsecured portion is xx. The debtor plan was confirmed on xx/xx/2016.	As per the adjustment of terms agreement was made between the borrower xx and the lender xx on xx/xx/2009.
The UPB is xx. The borrower promises to pay P&I in the amount of $xxx an interest rate of 7.860%, beginning from xx/xx/2010. The maturity is xx/xx/2037. There is a deferred balance of amount $xxx	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Loan Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test: FAIL  Loan Data : xx  Comparison Data : xx  Variance : -$xxxA Foreclosure Rescission Finance Charge Test: FAIL  Loan Data : xx  Comparison Data : xx  Variance : -$xxxomplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL  Loan Data : xx  Comparison Data : xx  Variance : -$xxx loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxLA Foreclosure Rescission Finance Charge Test: FAIL  Loan Data : xx  Comparison Data : xx  Variance : -$xxx loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The required state disclosure Choice of Insurer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx. which was recorded on xx/xx/2007.
The chain of the assignment has been completed. The latest assignment is with  xx, As Trustee Of  xx xx A  which was recorded on xx/xx/2017.
No active judgments or liens have been found.
The annual installment of the combined jurisdiction tax of 2019 has been paid in the amount of xx on xx/xx/2019.
No prior year delinquent taxes have been found.	According to the review of payment history as of xx/xx/2019, the borrower has been delinquent for 2 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of xx and PITI is in the amount of xx. The UPB reflected in the amount of xx.	Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for 2 months. The last payment was received on xx/xx/2019 which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx37 and PITI is in the amount of $xxx37. The UPB reflected in the amount of xx.
The loan has never been modified since origination.
The comment dated xx/xx/2019 shows that the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with case # xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2018 with the secured claim amount of xx and the arrearage is in the amount of xx As per the chapter 13 plan, the debtor sxxpay to the trustee the sum of $xxx00 per month for 60 months. The xxx was filed on xx/xx/2019. The date of the last filing is xx/xx/2019.	Not Applicable	Credit Application Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The application /1003 is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Notice of servicing transfer document is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The subject xx is in lower lien position since it was not recorded and also not showing in updated title report as "open."

Active junior or senior judgments/liens/mortgages:

1. There is an active prior xx in the updated title report in the amount of xx in favor of "xx" which was recorded on xx/xx/1999.

2. There is an active junior Civil Judgment in the updated title report against xx in the amount of xx in favor of "xx" and it was recorded on xx/xx/2014.

3. There is an active junior Civil Judgment in the updated title report against xx in the amount of xx in favor of "xx " and it was recorded on xx/xx/2018.

Annual xx taxes for 2019 are currently delinquent in the amount of $xxxch were earlier due on xx/xx/2020.

The updated title report dated xx/xx/2020 shows that the subject xx is currently vested on xx who is not an original borrower per Promissory Note & subject xx. The original borrower, xxx had transfered her interest to the subject property to xx on xx/xx/2015 through "xxx" which was recorded on xx/xx/2015 with the xx.

Review of updated payment history as of xx/xx/2020, the loan is currently in delinquency for +2 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in active Bankruptcy. The loan is currently in delinquency for +2 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.
The current occupancy status of subject property is occupied by unknown as per servicing comment dated xx/xx/2020.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2017. The servicing comment dated xx/xx/2018 states that the FC xx was filed on xx/xx/2018. The foreclosure proceedings were stopped due to filing of Bankruptcy on xx/xx/2018. The loan is still in active Bankruptcy.
The debtor (xx) had filed bankruptcy under chapter-13  with case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018.
The Schedule-D in xxx shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx.
According to the debtor's amended chapte-13 plan which was filed on xx/xx/2018, the debtor sxxmake regular ongoing xx payment thriough the plan to Trustee in the amount of $xxx per month and the total arrearage of xx will be paid through the plan by prorate basis from 6/2018. This plan was confirmed on xx/xx/2018.
The POC was filed on xx/xx/2018 with the secured claim of xx with an arrearage of xx

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2017. The servicing comment dated xx/xx/2018 states that the FC xx was filed on xx/xx/2018. The foreclosure proceedings were stopped due to filing of Bankruptcy on xx/xx/2018. The loan is still in active Bankruptcy.
Bankruptcy Comments:Claim No: 6
The debtor (xx) had filed bankruptcy under chapter-13  with case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018.
The Schedule-D in xxx shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx.
According to the debtor's amended chapte-13 plan which was filed on xx/xx/2018, the debtor sxxmake regular ongoing xx payment thriough the plan to Trustee in the amount of $xxx per month and the total arrearage of $xxx37 will be paid through the plan by prorate basis from 6/2018. This plan was confirmed on xx/xx/2018.
The POC was filed on xx/xx/2018 with the secured claim of xx with an arrearage of xx	Not Applicable	Affiliated Business Disclosure Credit Application Good Faith Estimate	4: Unacceptable	* xx Not Recorded (Lvl 4) "There is no recorded copy of subject xx in the updated title report; however, there is an unrecorded copy of xx in the xxx supportive document (xx).
The subject xx is in lower lien position since it was not recorded and also not showing in updated title report as "open.""	* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is not signed by all the borrowers."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The CE risk indicator is "Moderate" due to following factors:

1. This loan failed the TILA finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Finance Charge Test: FAIL    Charged: xx     Allowed: xx    Variance: -$xxx

2. This loan failed the TILA foreclosure rescission finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxILA Foreclosure Rescission Finance     Charged: xx     Allowed: xx    Variance: -$xxx"
* ComplianceEase TILA Test Failed (Lvl 2)     "1. This loan failed the TILA finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Finance Charge Test: FAIL    Charged: xx     Allowed: xx    Variance: -xx

2. This loan failed the TILA foreclosure rescission finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxILA Foreclosure Rescission Finance     Charged: xx     Allowed: xx    Variance: -xx
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by all the borrowers."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 states that the subject xx was originated on xx.xxThe chain of assignment is incomplete. Currently, the assignment is with xx, As Trustee of xxx xx xxx A which was recorded on xx/xx/2017. The last assignment should be with ‘xx’.

1. There are two ECB liens against the subject property in the totaling amount of $xxxby Environmental control board recorded on xx/xx/2015 and xx/xx/2015 respectively.

2. There is a state tax lien against the borrower in the amount of $xxx was recorded on xx/xx/2019 and filed by ‘NYS Dept of Taxation and Finance’.

3.There is utilities annual charges for water/sewer of year 2020 which has been delinquent in the amount of xx payable through the date xx/xx/2020.

There are multiple judgments in the total amount of $xxxas recorded on different dates and filed by various plaintiffs.
Annual taxes have been paid in the amount of $xxx	The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2019 to till date. The loan is in delinquency for more than 1 month. The last payment was received on xx/xx/2019 in the amount of $xxx interest rate of 4.00% which was applied for the due date of xx/xx/2019. The payment history reflects current unpaid principal balance is in the amount of xx.	Collections Comments:
Comments:

xx_comment history_xx

 As per latest inspection report (xx) dated xx/xx/2019, subject property has damages. The repair of cost is $xxxroot. According the collection comment dated xx/xx/2018, subject property was damaged due to wind and date of loss is xx/xx/2018 with loss amount of xx The insurance claim has been filed by borrower. No further information has been found regarding damages are repaired or not.

The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2019 to till date. The loan is in delinquency for more than 1 month. The last payment was received on xx/xx/2019 in the amount of $xxx interest rate of 4.00% which was applied for the due date of xx/xx/2019. The payment history reflects current unpaid principal balance is in the amount of xx.

The review of collection comment states that foreclosure was initiated in 2014. The foreclosure file was referred to attorney on xx/xx/2014. Complaint has been filed on xx/xx/2014. As per comment dated xx/xx/2017, judgment was entered on xx/xx/2017 with judgment amount xx. As per comment dated xx/xx/2018, the file has a hold for contested/litigated matter. The servicer stated that the contested/litigated matter should be resolved before they can close and bill. Same dated comment shows the file is closed. The litigation matter has been resolved. Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2017. Currently loan is in active BK case. Further, comment dated xx/xx/2018 states the foreclosure dismissal was confirmed. As per comment dated xx/xx/2018, the order to discontinue was granted on xx/xx/2018. No Further comments are available.

Foreclosure Comments:Review as per servicing comments as of xx/xx/2020, states that the foreclosure was initiated and referred to attorney on xx/xx/2014. Complaint has been filed on xx/xx/2014. The file put on hold due to the borrower filed bankruptcy on xx/xx/2017 with case# xx under chapter 13. As per comment dated xx/xx/2018, the file has a hold for contested/litigated matter. The servicer stated that the contested/litigated matter should be resolved before they can close and bill. Same dated comment shows the file is closed. Further, comment dated xx/xx/2018 states the foreclosure dismissal was confirmed. As per comment dated xx/xx/2018, the order to discontinue was granted on xx/xx/2018.
Bankruptcy Comments:Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2017. Schedule D of xxx dated xx/xx/2017 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as $xxx deadline set on xx/xx/2018 and creditor has filed POC on xx/xx/2018 (before deadline date) with secured amount is xx and arrearage is xx. Plan has been confirmed on xx/xx/2018. Currently loan is in active BK case. No further information has been found regarding BK.	The loan was modified on xx/xx/2018 with new principal balance of xx and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the new modified P&I of $xxx the new fixed interest rate of 4.00% beginning from xx/xx/2018 to the new maturity date of xx/xx/2036.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And there are no estimated HUD-1 / Itemization of fees available in file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of loan origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers Document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.   1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice 2. NY Interest Rate Disclosure 3. NY Hazard Insurance  Disclosure 4. Tax Escrow Account Designation 5. xx Bankers and Exempt Organizations Preapplication 6. Part 80 Disclosure 7. Alternative xx Transaction Disclosures 8. Co-Signer Notice Requirements 9. Default Warning Notice 10. Smoke Alarm Affidavit 11. xx Real Property Escrow Account Disclosure 12. Subprime Home Loan Counseling Disclosure 13. Subprime Home Loan Tax and Insurance Payment Disclosure 14. Subprime Home Loan Disclosure 15. Commitment Disclosure 16. Lock-in Disclosure 17. Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.73 with Associates Financial Services xxx, xx. D/xx/A Associates xx and Financial Services, xx.
The chain of assignment has not been completed. Currently, the xx is with xx xx xxx, xx, As Trustee of xxx xx xx A which was recorded on xx/xx/2018. However; it should be with xx.
Active liens and judgments against the borrower as follows:
Civil judgment against the borrower in the amount of $xxx in favor of xx which was recorded on xx/xx/2013.
Civil judgment against the borrower in the amount of $xxx in favor of xx which was recorded on xx/xx/2010.
Combined annual tax for the year 2019 has been paid in the amount of $xxxxx/xx/2019.
According to the review of payment history as of xx/xx/2020, the borrower is current with the payments. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected in the amount of xx.	Collections Comments:The loan is currently in Bankruptcy. According to the review of payment history as of xx/xx/2020, the borrower is current with the payments. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected in the amount of xx.
The reason for default is unavailable.
As per the collection comment dated xx/xx/2020, the subject property is occupied by the owner and the borrower intends to retain the property.
No comment has been found related to the subject property condition and no damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had xx filed bankruptcy under Chapter-13 with case# xx on xx/xx/2014. The POC was filed on xx/xx/2014, with the claim amount of xx and the arrearage amount is xx The Chapter 13 plan was confirmed on xx/xx/2014. The debtor sxxpay to the trustee the sum of $xxx for 60 months under Chapter 13. The schedule D of xxx does not show any unsecured portion. The date of last filing is xx/xx/2019. As per Notice of Completion of Plan dated xx/xx/2020 the undersigned Trustee hereby notifies that the court and other interested parties that all payments to the Trustee have been completed pursuant to the confirmed plan.	Unavailable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures xx Insurance	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the prepayment term test.
This loan failed the bona fide discount points test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test.
Loan Data: 36Months Comparison Data: 0Months Variance: 36Months
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.
This loan failed the bona fide discount points test.
The loan is a first lien xx and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "xx - State.""
* LTV or CLTV exceeds 104% (Lvl 2)     "As per the appraisal report dated xx/xx/1999, the subject property value is xx, however; the loan amount is xx hence LTV / CLTV is greater than 100%."
* MI, FHA or MIC missing and required (Lvl 2)     "This conventional loan was originated on xx. Final application is missing and Final HUD-1 does not shows value for monthly MI. LTV at origination exceeds 100%. However, the seller’s tape data does not show MI is required. The required MI Certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The initial escrow account disclosure and list of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.

1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The Updated title report dated xx/xx/2020 shows that the xx was originated on xx.86. The subject xx was recorded on xx/xx/2007 with the instrument xx.  The chain of the assignment has not been completed. The current assignment is with xx, As Trustee of xx xx A.
The annual installments of combined taxes for the year of 2018 have been paid in the amount of xx The annual installments of combined taxes for the year of 2019 are delinquent in the amount of xx for the due date of xx/xx/2020. The current ownership is vested in the name of xx (borrower).

The review of the payment history shows that, the borrower is currently delinquent from more than 7 months and the next due date is for xx/xx/2019. The last payment was received on xx/xx/2019, in the amount of $xxx, which was applied for xx/xx/2019. The UPB stated in the payment history is xx. The Current P&I is $xxx and PITI is $xxx, with the interest rate of 10.59%.	Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The reason for default is curtailment of income. The property has been occupied by the owner himself.
The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2016. The plan was confirmed on xx/xx/2017.
The post-xx due date was xx/xx/2019. The POC was filed on xx/xx/2017, the amount of claim is xx and amount of arrearage is xx, under chapter 13, the debtor sxxpay to the trustee in the amount of $xxxonthly for 60 months.
The schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx out of which $xxx is unsecured.
There is no any evidence of cram down.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2016. The plan was confirmed on xx/xx/2017.
The post-xx due date was xx/xx/2019. The POC was filed on xx/xx/2017, the amount of claim is xx and amount of arrearage is xx, under chapter 13, the debtor sxxpay to the trustee in the amount of $xxxonthly for 60 months.
The schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx out of which $xxx is unsecured.
There is no any evidence of cram down.

Not Applicable	Credit Application Missing Required Disclosures Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "The ROR is not hand dated."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.90, in favor of xx recorded in Instrument# 20070111751.
The chain of assignment has been completed. The current assignment is with  xx, as trustee of  xx xx A, its successors and assigns.
No active mortgages, liens, and judgments have been found.
Annual combined taxes for the year 2019 have been partially paid for due date xx/xx/2020 in the amount of $xxx are deferred taxes for the property from year 2014 to 2019 in the total amount of xx The taxes are deferred until sold.	As per the review of payment history as of xx/xx/2019, the borrower is delinquent with a loan for 7 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for due date xx/xx/2019. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 8.976%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per the payment history as of xx/xx/2019, the borrower is delinquent with a loan for 7 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for due date xx/xx/2019. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 8.976%. The current UPB reflected as per the payment history is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
The reason for default is unemployment and decreased income. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No foreclosure details are available from the loan file or collections comments.
As per the review of collections comments, the subject property is in good condition with no evidence of damage or repairs.

Update:
As per the collection comment dated xx/xx/2024, the bankruptcy chapter 13 with case #xx is active.
As per the collection comment dated xx/xx/2024, city taxes of the year 2023 are delinquent in the amount of $xxxoreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower “xx” had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019 with secured claim in the amount of xx and the arrearage amount of xx The plan was confirmed on xx/xx/2019. The debtor sxxpay the trustee $xxx00 for 24 months and xx for 36 months and xx for 5 months under chapter 13 paying off the debt in full. The date of last filing is xx/xx/2019.	Not Applicable	Credit Application HUD-1 Closing Statement Missing Required State Disclosures	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Some of the points and fees of the HUD-1 are handwritten."
* Lost Note Affidavit (Lvl 3) "The Lost Note Affidavit was found from the loan file. The Lost Note Affidavit was executed on xx/xx/2018. The Lost Note Affidavit is located at "xx"."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan is failing for TX Constitution A6 Required Fees Test.
Total fee charged is xx and allowed is xx however it is over by $xxx. Borrower to be refunded $xxx overcharged fee to cure.
Fees Included-
Loan Origination Fee xx
Appraisal Fee $xxx
Credit Report Fee $xxxlood Determination - Initial Fee $xxxTitle Examination Fee $xxx
Attorney's Fee $xxx
Recording Fee $xxxPer statute, the SOL of 4 years has expired."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file:
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure"
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Updated title report dated xx/xx/2020 shows that the subject xx was recorded on xx/xx/2006 with xx, xx.
The chain of assignment had not been completed as currently the assignment is with  xx, As Trustee of xx; but it should be with xx.
No active judgments or liens have been found pending.
Property Tax Status;
1) Annual xx taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2020.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/2020 shows that the borrower is not making regular payments. The loan payments are currently 8 months delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of xx for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 11.150% with P&I in the amount of $xxx.	Collections Comments:Collection comments available from xx/xx/2017 till xx/xx/2020 shows that the borrower is not making regular payments. The loan payment is currently 8 months delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of $xxx for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 11.150% with P&I in the amount of $xxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017. The plan was later confirmed on xx/xx/2017.
The POC was filed on xx/xx/2018, in the claim amount of xx with arrearage n the amount of xx
Schedule D under xxx filed on 0xx/xx/2017 shows amount of claim without deducting the value of collateral is xx, value of collateral that supports the claim is xx0.00 and unsecured portion is in the amount of xx
Bankruptcy motion for relief was filed on xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate as the loan is failing for TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test as,
TILA Finance Charge Test: FAIL xx -$xxx
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is
understated by more than $xxx* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx state. The following disclosures are missing from the loan file: 1. Agent Preference Disclosure 2. Casualty Insurance Disclosure 3. Manufactured Home Loan  Disclosures"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of service transfer missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report dated xx/xx/2020 shows that subject xx was originated on xx.00 which was recorded on xx/xx/2007 in  xx.
The chain of assignment is complete.
No other liens or judgments have been found.

RE tax status:
The 2nd installment xx of 2019 will be due on xx/xx/2020 in the amount of xx
No prior years delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower has been delinquent for 4 months. The last payment was received on xx/xx/2020 which was applied to the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx33 and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments, the loan is currently in bankruptcy. According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 4 months. The last payment was received on xx/xx/2020.
The RFD is not sated in the collection comments.
There is no evidence of damage or repair to the subject property. Also, no comment was found indicating any foreclosure activity against property.
As per servicing comment dated xx/xx/2020, the property is occupied and is not for sale.
Update:
As per the collection comment dated xx/xx/2023, the arrears paid in full.
As per the collection comment dated xx/xx/2024, the bankruptcy chapter 13 with the case #xx is completed.
No additional information was found in the collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2015. The POC was filed on xx/xx/2015.
The schedule D of xxx shows that the amount of claim xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. There is no comment indicating a cram down.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Prohibited Fees Test: Result: FAIL Loan data: $xxxComparison data: $xxxariance: +$xxx
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees Test: Result: FAIL Loan data: $xxxComparison data: $xxxariance: +$xxxThis loan failed the prohibited fees test.
The loan failed the prohibited fees test due to one of the following findings:
The loan is a first lien xx and charges an assignment fee, or other fees not necessary in connection with making a loan. (Va. Code §6.2.326(2))
The loan is a junior lien xx and in addition to the loan fee charges a fee not explicitly permitted by law. (Va. Code
§6.2.328)"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the xx state. The following state disclosures are missing from the loan file:

1. VA Application Disclosure
2. Choice of Settlement Agent Disclosure
3. Copy of Appraisal or Statement of Appraised Value
4. Affiliated Business Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx.xxn the amount of xx, which was recorded on xx/xx/2007.
The chain of the assignment has been completed. The latest assignment is with
 xx, As Trustee of xx xxx A which was recorded on xx/xx/2018.
No active liens and judgments have been found against the borrower and the property.
Annual combined taxes for the year of 2018 have been paid on xx/xx/2019 in the amount of $xxx019 taxes are due on xx/xx/2020 in the amount of $xxxrior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2020, the borrower is currently delinquent for 15 months and the next due date for the regular payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxch was applied for the due date of xx/xx/2018. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is currently in the bankruptcy and the next due for the regular payment is xx/xx/2018. The last payment was received on xx/xx/2019, in the amount of $xxxh was applied for xx/xx/2018. The UPB reflected in the payment history is in the amount of xx.
The reason for the default of the borrower was a curtailment of income.
Update:
As per the collection comment on xx/xx/2024 the bankruptcy chapter 13 with the case #xx.
As per the collection comment dated xx/xx/2024,the POC was filed.
No addition information regarding the collection comment.

No loss mitigation activity has been initiated.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by an unknown party. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx records the borrower xx has filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The POC has filed by the creditor , xx on xx/xx/2020 with the POC amount of xx and the arrearage amount is xx. The plan has not been confirmed yet and as per the proposed chapter 13 plan dated xx/xx/2019, the debtor sxxpay $xxxhly to the trustee for the 60 months. The date of the last filing is xx/xx/2020. No further details regarding the bankruptcy have been found.	This adjustment of terms agreement was signed between the borrower xx and the lender xx.” on xx/xx/2009. The UPB is xx. The borrower promises to pay the P&I of $xxx an interest rate of 11.00%, beginning on xx/xx/2009. The maturity is dated xx/xx/2034. In addition, the lender had deferred the principal balance in the amount of xx

Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The CE risk indicator is moderate as this loan failed Brokerage/Finder Fee Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test.
The xx loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the xxe Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and sxxbe grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.
Brokerage/Finder Fee Test: Result FAIL Loan Data $xxxarison Data $xxxance +$xxxMissing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at xx state. The following require state disclosures are missing from the loan file.
1. Placement of Insurance Disclosure.
2. TN Consent to Disclosure of Insurance Information.
3. Choice of Agent/insurer.
4. Insurance Solicitation/Post Commitment."
								* ROR not hand dated by borrower(s) (Lvl 2) "The ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. which was recorded on xx/xx/2002. The chain of the assignment has not been completed. Currently, the assignment is with xx xx xxx, xx which was recorded on xx/xx/2018. However, the assignment is missing to xx. No delinquent taxes have been found for the prior year.	The review of payment history shows that the borrower has been delinquent for 20 months and next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx for the due date of xx/xx/2018. The UPB is reflected in the amount of xx till the due date of xx/xx/2018.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The debtor sxxpay $xxxer month for the period of 60 months. The proof of claim was filed on xx/xx/2019 with the claim amount of xx and the amount of arrearage is xx. The foreclosure was initiated and the file was referred to an attorney on xx/xx/2018. The complaint was filed on xx/xx/2018 and the judgment was entered on xx/xx/2019. The sale was scheduled on xx/xx/2020. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019. The review of payment history shows that the borrower has been delinquent for 20 months and next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of xx for the due date of xx/xx/2018. The UPB is reflected in the amount of xx till the due date of xx/xx/2018. This is a conventional fixed rate xx with P&I of xx with the rate of interest 6.625% and a maturity date of xx/xx/2032. The P&I as per latest payment history is the $xxx and rate of interest is 4.500%, however, there is a reduction in P&I with respect to Note data which seems that there would be a possible modification. According to the modification tape data shows that the last modification document date is xx/xx/2017. However, Modification agreement is missing in the loan file. The reason for default as per servicing comment is illness of the borrower. The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2018. The complaint was filed on xx/xx/2018 and the judgment was entered on xx/xx/2019. The sale was scheduled on xx/xx/2020. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The debtor sxxpay $xxxer month for the period of 60 months. The proof of claim was filed on xx/xx/2019 with the claim amount of xx and the amount of arrearage is xx.
This is a conventional fixed rate xx with P&I of xx with the rate of interest 6.625% and a maturity date of xx/xx/2032. The P&I as per latest payment history is the xx and rate of interest is 4.500%, however, there is a reduction in P&I with respect to Note data which seems that there would be a possible modification. According to the modification tape data shows that the last modification document date is xx/xx/2017. However, Modification agreement is missing in the loan file.	Initial Escrow Acct Disclosure Missing Dicsloures xx Insurance Notice of Servicing Transfer	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "MI cert is missing from the loan file. However, tape data does not show MI required but final HUD-1 shows that the monthly MI payment is $xxx Also, final application indicates the MI payment in the amount of $xxx"
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer is missing from loan files."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report as of xx/xx/2020 shows that the subject xx is on first lien position. Subject xx was originated on xx.09 with  xx. Chain of assignment is completed as current assignee is  xx.
No active judgments or liens have been found.
Annual estimated tax is xx
The payment history dated as of xx/xx/2019 reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 21 months. The last payment was received on xx/xx/2019 in the amount of $xxx and it was applied for the due date of xx/xx/2018. The current P&I is $xxx and interest rate is 10.776%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Review of loan file and servicing comment reveals that the borrower has been delinquent from xx/xx/2018. The delinquency has been done for 21 months. The last payment was received on xx/xx/2019 in the amount of xx and it was applied for the due date of xx/xx/2018. The current P&I is xx and interest rate is 10.776%. The current unpaid principal balance is in the amount of xx.
Review of collection comment shows that the foreclosure was initiated on the loan and was referred to attorney on xx/xx/2018. However, the file was placed on hold on xx/xx/2018 due to bankruptcy filing. The xx (borrower) had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. Previously the FC was placed on hold due to title issue. Loan is currently in active Bankruptcy.

Foreclosure Comments:Review of collection comment shows that the foreclosure was initiated on the loan and was referred to attorney on xx/xx/2018. However, the file was placed on hold on xx/xx/2018 due to bankruptcy filing. xx (borrower) had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. Previously the FC was placed on hold due to title issue. Loan is currently in active Bankruptcy.
Bankruptcy Comments:According to the xxx, the xx (borrower) had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. POC was filed by xx on xx/xx/2019, in the secured claim amount xx and an arrearage in the amount of xx.  Schedule D in xxx dated xx/xx/2019 states that the amount of claim without deducting value of collateral was xx and value of collateral that supports for this claim was xx. Hence, the unsecured portion remained as xx.
As per chapter-13 plan dated xx/xx/2019, the debtor is to make regular payments to the trustee xx per month for 57 months.
Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Dicsloures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Itemization of fees and estimated HUD-1 are also missing from the loan file."	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.76 in favor of xx.

The chain of assignment is completed as the subject xx is currently assigned to “ xx, as Trustee of the  xx xx A” and this AOM was recorded on xx/xx/2017.

Active junior or senior judgments/liens/mortgages:

1. There is an active senior/prior xx in the updated title report in the amount of xx in favor of "xx" and which was recorded on xx/xx/2003.

2. There is an active junior xx in the updated title report in the amount of $xxxfavor of xx and it was recorded on xx/xx/2013.

3. There is 4 active junior UCC Financial Statements in the updated title report against xx in favor of "First Community xx of Tifton" and all these UCC were recorded between 2001 & 2015.

4. There is an active junior xx Lien in the updated title report against xx in the amount of xx in favor of "Tift Regional Medical Center" and it was recorded on xx/xx/2018.

The annual combined taxes for 2019 are currently delinquent in the amount of $xxxch were earlier due on xx/xx/2019 and are good through xx/xx/2020.	Review of updated payment history as of xx/xx/2020, the loan is currently in delinquency for +26 months and the next due for regular payment is xx/xx/2017. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2017. The UPB as of the date is in the amount of xx.xx.	Collections Comments:The loan is currently in active Bankruptcy. The loan is in delinquency for +26 months and the next due for regular payment is xx/xx/2017. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2017. The UPB as of the date is in the amount of xx.xx.
Update:
As per the collection comment dated xx/xx/2023, the arrears paid in full.
As per the collection comment dated xx/xx/2023, the POC was filed.
No addition information regarding the collection comment.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Claim No: 14
The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2017 with the Case#xx and the plan was confirmed on xx/xx/2018. The Schedule-D in xxx shows that the unsecured amount is $xxx00 out of secured claim in the amount of xx and the value of collateral is xx. The POC was filed on xx/xx/2018 with the secured claim of xx with an arrearage of xx. According to the debtor's chapte-13 plan which was filed on xx/xx/2017, the debtor sxxmake regular ongoing xx payment in the amount of $xxx through the plan beinning 3/2018 and the total arrearage of xx will be paid through the plan by monthly payment of $xxxt. This plan was confirmed on xx/xx/2018. The trustee had filed a motion on xx/xx/2018 to dismiss the case as debtor had failed to make plan payments but the Court had ordered that the Trustees motion to dismiss was denied on xx/xx/2019 on the conditions that the Debtor make all future payments to the Trustee in a timely manner and the Debtor raised payments to $xxx00 per month for the balance of the plan.	This is a conventional fixed rate xx with P&I of xx with the original rate of interest as 10.390% and the maturity date of the loan is xx/xx/2035. The P&I as per updated payment history as of the date is $xxx with the interest rate of 5.00%; however, there is a reduction in both P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.

Affiliated Business Disclosure Credit Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is "Moderate" since this loan failed the TILA foreclosure rescission finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxILA Foreclosure Rescission Finance Charge Test: FAIL    Charged: xx    Allowed: xx    Variance: -$xxx
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxILA Foreclosure Rescission Finance Charge Test: FAIL    Charged: xx    Allowed: xx    Variance: -$xxx
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "The ROR is not hand dated by all the borrowers."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xxhe chain of the assignment has not been completed. Currently, the assignment is with xx, as trustee of xxx xx xxx A which was recorded on xx/xx/2018. However, the assignment is missing to xx.
1) There is an active civil judgment against the borrower in the favor of  xx which was recorded on xx/xx/2010 for the amount of $xxxhere is a junior xx in the favor of xx of xxx,xxxwhich was recorded on xx/xx/2007 in the amount of xx.
3) There is an active state tax lien against the borrower in the favor of NYS Dept. of Tax and Finance which was recorded on xx/xx/2013 in the amount of $xxxfirst and second installment combined and school taxes of 2020 are due in the total amount of xx for the due date xx/xx/2020, xx/xx/2020 and xx/xx/2020. The first and second installment combined and school taxes of 2019 and 2020 have been paid in the total amount of xx. No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 25 months and next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxxthe due date of xx/xx/2017. The UPB is reflected in the amount of xx till the due date of xx/xx/2017.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower xxx had filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2018. The chapter-13 plan was confirmed on xx/xx/2018.
The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is xx.
The schedule D of xxx dated 0xx/xx/2018 shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx. There is no comment indicating a cram down.
The review of payment history shows that the borrower has been delinquent for 25 months and next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxxthe due date of xx/xx/2017. The UPB is reflected in the amount of xx till the due date of xx/xx/2017.
This modification agreement was made between Lender xx United, as assignee of the FDIC as receiver for xx United, xx and Borrower xxxon xx/xx/2010. As per the modified term, the new principal balance is xx; the deferred balance is xx. The borrower promises to pay $xxxhly with a modified interest rate of 2.000% beginning from xx/xx/2010 with a maturity date of xx/xx/2050.
According to servicing comments, the foreclosure was initiated. The complaint was filed on xx/xx/2017. However, the foreclosure was put on hold as, the borrower xxx had filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2018.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated. The complaint was filed on xx/xx/2017. However, the foreclosure was put on hold as, the borrower xxx had filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2018.
Bankruptcy Comments:According to the xxx, the borrower xx had filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2018. The chapter-13 plan was confirmed on xx/xx/2018.
The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is xx.
The schedule D of xxx dated 0xx/xx/2018, shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx. There is no comment indicating a cram down.
This modification agreement was made between Lender xx , as assignee of the FDIC as receiver for xx , xx and Borrower xx on xx/xx/2010. As per the modified term, the new principal balance is xx; the deferred balance is xx. The borrower promises to pay $xxxhly with a modified interest rate of 2.000% beginning from xx/xx/2010 with a maturity date of xx/xx/2050.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.

1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. xx Bankers and Exempt Organizations Pre-application
6. Part 80 Disclosure
7. Alternative xx Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. xx Real Property Escrow Account Disclosure
12. Sub-prime Home Loan Counseling Disclosure
13. Sub-prime Home Loan Tax and Insurance Payment Disclosure
14. Sub-prime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period"
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report dated xx/xx/2020 shows that the subject xx was recorded on xx/xx/1998 with Northstar xx.
The chain of assignment had not been completed as currently the assignment is with  xx As Trustee of xx Loans Trust A. But, it should be with xx.
No active judgments or liens have been found pending.
Property Tax Status;
1) Annual xx taxes for the year of 2019 are due for the amount of $xxxxx/xx/2020.
2) Annual xx taxes for the year of 2018 are found delinquent for the amount of $xxxch was due on xx/xx/2019 with the good through date of xx/xx/2020.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/2020 shows that the borrower is not making regular payments. The loan payments are currently 28 months delinquent. The next due date is xx/xx/2017. The last payment was received on xx/xx/2019 in the total amount of xx for the due date of xx/xx/2017. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 9.370% with P&I in the amount of 9.370%.	Collections Comments:Collection comments available from xx/xx/2017 till xx/xx/2020 shows that the borrower is not making regular payments. The loan payments are currently 28 months delinquent. The next due date is xx/xx/2017. The last payment was received on xx/xx/2019 in the total amount of $xxx for the due date of xx/xx/2017. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 9.370% with P&I in the amount of 9.370%.
The was never modified since origination.
Collection comment dated xx/xx/2018 shows that the foreclosure sale date was set for xx/xx/2018. However, the comment dated xx/xx/2018 shows that the foreclosure process was put on hold due to bankruptcy filed by the borrower on xx/xx/2018. No more information regarding foreclosure activity is available in the collection comments.
The loan is currently in an active bankruptcy.
According to xxx the borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. The plan has not been confirmed yet.
Foreclosure Comments:Collection comment dated xx/xx/2018 shows that the foreclosure sale date was set for xx/xx/2018. However, the comment dated xx/xx/2018 shows that the foreclosure process was put on hold due to bankruptcy filed by the borrower on xx/xx/2018. No more information regarding foreclosure activity is available in the collection comments.
Bankruptcy Comments:According to xxx the borrower xxx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. The plan has not been confirmed yet.
The POC has not been filed yet.

Prior bankruptcy
The borrower had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018. The plan was confirmed on xx/xx/2018. The case was later dismissed on12/xx/2018 and was fully terminated on xx/xx/2019.
The borrower had filed bankruptcy under chapter 13 with case# xx on xx/xx/2018. The plan was confirmed on xx/xx/2019. The plan was later dismissed and was later terminated on xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplinaceEase risk indicator is moderate as the loan is failing for TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test as,
APR Test: FAIL 0.000% 9.568% -9.568%
The annual percentage rate (APR) is 9.568%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business agreement disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of the assignment has not been completed. The latest assignment is from  xx,  As Trustee for Standwich xx xx A. However, the assignment is missing from  xx, as Trustee for Standwich xx xx A to xx.

No active liens and judgments have been found.

There are delinquent taxes which are due on xx/xx/2019 in the amount of $xxx they are good through on xx/xx/2020 during the year 2019.

Annual xx taxes for the year 2018 are paid in the amount of $xxx	According to the payment history as of xx/xx/2020, the borrower has been delinquent for 31 months and the next due is xx/xx/2017. The last payment was received on xx/xx/2020 and P&I in the amount of $xxx which was applied on xx/xx/2017 with interest rate 8.436% and PITI in the amount of $xxx.	Collections Comments:As per the servicing comments, the loan is in bankruptcy. The reason for default is unable to be determined. The current occupancy of borrower is xx.
The borrower has been delinquent for 31 months and the next due is xx/xx/2017. The last payment was received on xx/xx/2020 and P&I in the amount of $xxx which was applied on xx/xx/2017 with interest rate 8.436%.
The borrower xx. had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2017. The debtor plan was confirmed on xx/xx/2017.
Update:
As per the collection comment dated xx/xx/2024, the arrears paid in full.
As per the collection comment dated xx/xx/2024, the BK status was discharged.
No addition information regarding the collection comment.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx report, the borrower xx. had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2017. The debtor plan was confirmed on xx/xx/2017. The POC was filed on xx/xx/2017 in the amount of xx and the amount of arrearage is xx. The motion for relief from stay was filed on xx/xx/2019. The debtor sxxpay to the trustee the sum of $xxx bi-weekly for 60 months. The Schedule D of xxx dated xx/xx/2017 shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx. However the unsecured portion is xx The Collection comments does not show any cram down.	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Loan Application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the xx state. The required state disclosures Choice of Insurer is missing from the loan file:"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "Right of Rescission is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx. which was recorded on xx/xx/1999.

The chain of the assignment has been completed. The latest assignment is xx, As Trustee of xx, Its Successors and Assigns which was recorded on xx/xx/2017.

There are 2 state tax liens active in the favor of State of xx in the amount of $xxx $xxxorded on xx/xx/2010 and xx/xx/2013.

Combined 1st installment of tax for the year of 2019 has been paid in the amount of $xxxxx/xx/2020.
Combined 2nd installment of tax for the year of 2019 has been due in the amount of $xxxxx/xx/2020.	According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 36 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2016 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of $xxx65.	Collections Comments:Available servicing comment shows that the subject property is owner-occupied and is in average condition. No damages have been observed.
The reason for the default is as follows:
The Borrower is unemployed.
There is no source of income.
The borrower wants to keep the property. Therefore, he is looking for an affordable plan like modification or forbearance to keep the property as well to make the loan current.

Foreclosure Comments:As per the collection comment the foreclosure was initiated in 2017. Unable to determine the referral date. The complaint was filed on xx/xx/2017. However the foreclosure was put on hold due the borrower had filed bankruptcy on xx/xx/2017.
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-7 with case# xx on xx/xx/2017. The POC was filed on xx/xx/2017, the POC amount is xx and the arrearage amount is xx The debtor sxxpay the trustee $xxxr 1 to 60 months under chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx There is no comment indicating a cram-down.	According to the modification, the loan was modified on xx/xx/2011 between the borrower xx and U.S. xx, NA. The new modified principal balance as per modification is in the amount of $xxx63 with interest rate starting at 4.625 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2011. The maturity date as per modification is xx/xx/2041. This loan was modified once.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures xx Insurance Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is FHA. The loan was originated on xx.  MI certificate not available in the file."
* Missing Required Disclosures (Lvl 2)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following required State Disclosures are missing in the loan file.
1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
3. Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form document is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows subject xx was originated on xx. Lender name is xx. and amount of xx is xx.
No active liens and judgments have been found.
Annual combined taxes for 2018 are delinquent in the amount of $xxx good through date for these taxes was xx/xx/2020. Annual combined taxes for 2019 are due in the amount of $xxxxx/xx/2020.
As per review of payment history as of xx/xx/2020, the loan is delinquent for 44 months. The next payment is due on xx/xx/2016. The last P&I payment was received on xx/xx/2020 in the amount of $xxx with the interest rate of 4.999%. The current unpaid principal balance is in the amount of xx.	Collections Comments:As per servicing comments the loan is in active bankruptcy. As per review of payment history as of xx/xx/2020, borrower is delinquent for 44 months. The next payment is due on xx/xx/2016. The last P&I payment was received on xx/xx/2020 in the amount of $xxx with the interest rate of 4.999%. The current unpaid principal balance is in the amount of xx. The foreclosure was referred to an attorney on xx/xx/2018. The complaint has not been filed yet. The projected complaint filed date was xx/xx/2019. The foreclosure was placed on hold due to bankruptcy filing. As per xxx , xx (Debtor) has filed bankruptcy under 13 on xx/xx/2019 with case no#xx.The loan is currently in active bankruptcy.
Annual combined taxes for 2018 are delinquent in the amount of xx and good through date for these taxes was xx/xx/2020. Annual combined taxes for 2019 are due in the amount of $xxx69 on xx/xx/2020.

Foreclosure Comments:As per servicing comments the loan was in foreclosure. The foreclosure was referred to an attorney on xx/xx/2018. The complaint has not been filed yet. The projected complaint filed date was xx/xx/2019. The foreclosure was placed on hold due to bankruptcy filing. As per xxx , xx (borrower) has filed bankruptcy under 13 on xx/xx/2019 with case no#xx.The loan is currently in active bankruptcy.
Bankruptcy Comments:As per xxx, , xx (Debtor) has filed bankruptcy under chapter-13 with case #xx on xx/xx/2019. The proof of claim was filed on xx/xx/2019 with the secured claim in the amount of xx with arrears in the amount of xx. The plan was filed on xx/xx/2019 which was confirmed on xx/xx/2019. As per plan debtor has to pay pre-xx arrears in the amount of xx by monthly payment in the amount of $xxx. The xxx was filed on xx/xx/2019. Debtor had filed Motion to Modify plan on xx/xx/2020 but objection was entered on xx/xx/2020 stating that debtor has not provide new pay advices.	Not Applicable	Credit Application Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final Loan application is missing in the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan is failing for TX Constitution A6 Required Fees Test.
Total fee charged is xx and allowed is xx however it is over by +$xxx. Borrower to be refunded $xxx overcharged fee to cure.
Fees Included-
Loan Origination Fee $xxx19
Appraisal Fee $xxxCredit Report Fee $xxxitle Examination Fee $xxx
 Attorney's Fee $xxx
Recording Fee $xxxRelease Fee $xxx
Per statute, the SOL of 4 years has expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.

The disclosed finance charge is xx and allowed is xx however it is undercharged by $xxx"
* Missing Appraisal (Lvl 2)     "The appraisal report at the time of origination is missing in the loan file."
								* Missing Required Disclosures (Lvl 2) "List of service providers is missing in the loan file."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx. in the amount of xx, which was recorded on xx/xx/2006.
The chain of the assignment has been completed. The latest assignment is with  xx, As Trustee For  xx xx which was recorded on xx/xx/2015.
There are two active civil judgments against the borrower x, the first in the favor of xx in the amount of $xxxch was recorded on xx/xx/2009 and second in the favor of Vanz, xx xxx in the amount of xx which was recorded on xx/xx/2014.
Annual combined taxes for the year of 2019 have been paid total in the amount of xx
First and second combined taxes for the year 2020 are due on xx/xx/2020 and xx/xx/2020 respectively each in the amount of $xxx prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2020, the borrower is currently delinquent for 60 months and the next due date for the regular payment is xx/xx/2015. The last payment was received on xx/xx/2020 in the amount of xx which was applied for the due date of xx/xx/2014. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments. The loan is bankruptcy and the next due for the regular payment is xx/xx/2015. The last payment was received on xx/xx/2020 which was applied for the due date xx/xx/2014. The current unpaid principal balance per the payment history is in the amount of xx.
The reason for the default of the borrower was an excessive obligation.
No loss mitigation activity has been initiated.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:The foreclosure has been initiated. The foreclosure file was referred to an attorney on xx/xx/2015. As per the document located at “xxx”, the foreclosure complaint was filed by the creditor with the foreclosure case#xx on xx/xx/2015. As per the comment dated xx/xx/2018, the foreclosure judgment was entered with the amount of xx on xx/xx/2018. As per the comment dated xx/xx/2019, the foreclosure sale date was scheduled on xx/xx/2019; however, the foreclosure sale was put on hold as the borrower  “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2019.
Bankruptcy Comments:According to the xxx report, the borrower “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The POC was filed by the creditor xx xx xxx, xx on xx/xx/2019 with the POC amount of xx and the amount of arrearage is xx. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee in the amount of $xxx00 for the period of 60 months. The Schedule-D in xxx shows $xxx00 as an unsecured portion out of claim amount xx. No comment has been found indicating a cram-down. The last filing date of bankruptcy was xx/xx/2020.	The loan has been modified twice since origination. This modification agreement was signed between xx(Borrower) and the lender xx. (Lender) on xx/xx/2014. According to the modified terms, the new principal balance is xx. The lender has agreed to forgive xx and now the interest bearing amount will be xx. The borrower promises to pay $xxx57 with the starting rate of interest 6.00% beginning from xx/xx/2014. The new maturity date is xx/xx/2050.	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	3: Curable	* Lost Note Affidavit (Lvl 3) "Lost note affidavit was found in the loan file located at "xx" stating that original note was misplaced, lost or destroyed. A Copy of Note is located at "xx"."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The CE result moderate due to the Prohibited Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test. The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a xx broker sxxhave the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee.
Loan Data$xxx50 Comparison Data$xxxariance+$xxx50"
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx.xxhich was recorded on xx/xx/2001.
The chain of the assignment has been completed. The latest assignment is with  xx, As Trustee Of xx which was recorded on xx/xx/2017.
There are 3 state tax liens in the favor of xx in the total amount of $xxx was recorded on xx/xx/2016, xx/xx/2015 and xx/xx/2019.
A tax certificate is required for the Current tax status for the annual installment of school jurisdiction tax for the year of 2019.	According to the payment history as of dated xx/xx/2020 the borrower has been delinquent for 96 months and the next due date is xx/xx/2012. The last payment was received on xx/xx/2019 for the amount of $xxx an interest rate of 1.999%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for 96 months and the next due date is xx/xx/2012. The last payment was received on xx/xx/2019 for the amount of $xxx an interest rate of 1.999%. The current UPB is reflected in payment history for the amount of xx.
As per the comment dated xx/xx/2020, the reason for default is an excessive obligation.
As per the comment dated xx/xx/2019. The loan has been modified.
The comment dated 1/xx/200 shows that the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The process of foreclosure has been initiated, the file was referred to an attorney. As per the comment dated xx/xx/2019, the sale has been scheduled for xx/xx/2019. As per the comment dated xx/xx/2019, the sale stayed due to the pending litigation. However, the foreclosure was put on hold due to the borrower had filed bankruptcy on xx/xx/2019.
Bankruptcy Comments:The borrower xxx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. The current bankruptcy status is POC filed. The chapter 13 plan was filed on 0xx/xx/2019 as per plan the debtor supposes to pay the trustee the amount of $xxxmonth for 60 months. The POC was filed on xx/xx/2019 the amount of POC is xx and the arrearage amount is xx. The Motion for Relief from stay was filed on xx/xx/2020. Motion to Dismiss case was filed by Trustee on xx/xx/2020 for the reason that there has been unreasonable delay and the plan does not appear feasible.	The loan is originated with monthly P&i as with an ineterst rate of . However, the latest payment history shows the loan due was due since 2012 with monthly P&I as $xxx an interest rate of 1.990%. The tape of latest payment history shows the deferred balance as xx. The servicing comments dated xx/xx/2019 shows the evidence regarding the mod as "There is a deferred amount of xx is incorporated in the principal balance of xx. However, this deferred amount is came from the loan modification. Also, the xx Proof of Claim Attachment located at (xx) shows the description as "Loan modification activity" on xx/xx/2010 with the P&I $xxxh is exactly matching with payment details of the latest payment history. However, the modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost note affidavit is found in the loan file located at ("xx") which seems that the original note has been lost or misplaced. However, the copy of note is available in the loan file, located at ("xx"). The values are updated as per same."	* Application Missing (Lvl 2) "Final Application/1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxForeclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxA APR Test: FAIL Variance 12.000% Comparison Data 12.199% Variance -0.199%
This loan failed the TILA APR test.
The annual percentage rate (APR) is 12.199%. The disclosed APR of 12.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 with the lender xx, with xx
There is one junior xx which was originated on xx.00 with the lender E*Trade xx with xx.
There is a civil judgment in the amount of xx in favor ofxxxxx which was recorded on xx/xx/2013.
There is a civil judgment in the amount of xx in favor of State xx and Trust Company which was recorded on xx/xx/2013.
There is an HOA lien in the amount of $xxxfavor of xx Association, xx which was recorded on xx/xx/2017.
The annual xx taxes for the year 2019 have been paid in the amount of $xxxch was due on xx/xx/2019.
The annual city taxes for the year 2019 have been paid in the amount of $xxxch was due on xx/xx/2019.
No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx for the due date of xx/xx/2020. The UPB reflected is in the amount of xx till the due date of xx/xx/2020.	Collections Comments:The review of the collection comment shows that the current status of the loan is perfoming. The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx77 for the due date of xx/xx/2020. The UPB reflected is in the amount of xx till the due date of xx/xx/2020. According to the xxx, the borrower had filed the bankruptcy under chapter-13 with the case# xx on xx/xx/2019 and the plan is not confirmed yet. The POC was filed on xx/xx/2019 with the secured claim amount of xx and the arrearage amount is $xxx91. The schedule-D in xxx shows that $xxx unsecured portion out of claim amount of xx and the value of the collateral is $xxx. No comment indicating a cram down has been found. The bankruptcy was dismissed on xx/xx/2019 and the case was terminated on xx/xx/2019. The date of the last filing the bankruptcy was xx/xx/2019. This loan modification agreement was made between (borrower) xx and xx Lender, on xx/xx/2016. The loan has been modified twice since origination. Previously, the loan was modified on xx/xx/2054. No damage and repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower had filed the bankruptcy under chapter-13 with the case# xx on xx/xx/2019 and the plan is not confirmed yet. The POC was filed on xx/xx/2019 with the secured claim amount of xx and the arrearage amount is xx The schedule-D in xxx shows that xx as unsecured portion out of claim amount of xx and the value of the collateral is xx No comment indicating a cram down has been found. The bankruptcy was dismissed on xx/xx/2019 and the case was terminated on xx/xx/2019. The date of the last filing the bankruptcy was xx/xx/2019.	This loan modification agreement was made between (borrower)xx on xx/xx/2016. The borrower promised to pay the new UPB in the amount of xx with modified interest rate of 2.250 % and new P&I in the amount of $xxx beginning from xx/xx/2016 with the maturity date of xx/xx/2054. There are 3 steps of modification. There is no provision for the balloon payment. The loan has been modified twice since origination. Previously, the loan was modified on xx/xx/2054.

Affiliated Business Disclosure HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD1 is missing from the loan file. However, the values are considered from the estimated HUD1 located at 'xx'."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxhis loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow acct disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider's disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.
1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom).
2. Disclosure of Additional Fees."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the xx was originated on xx (borrowers) and (lender) xx as nominee for Public  xx; a Pennsylvania xx which was recorded on xx/xx/2005 in bk/pg# 200521338.The chain of xx assignment has been completed. Currently, the xx assignment is with U.S. xx xxx, Not in Its Individual Capacity but Solely as Trustee for the xx.

No active liens and judgment has been found on updated title report.

Annual city taxes for 2019 have been paid off on xx/xx/2019 in the amount of $xxxnnual xx taxes for 2019 have been paid off on xx/xx/2019 in the amount of $xxxAnnual School taxes for 2019-20 have been paid off on xx/xx/2019 in the amount of $xxx	The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The loan is in delinquency for more than 6 months. The last payment was received on xx/xx/2019 in the amount of xx and it was applied for the due date of xx/xx/2019. The current P&I is xx and interest rate is 8.250%. The current unpaid principal balance is in the amount of xx.	Collections Comments:The loan is in bankruptcy.
The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The loan is in delinquency for more than 6 months. The last payment was received on xx/xx/2019 in the amount of $xxx and it was applied for the due date of xx/xx/2019. The current P&I is $xxx and interest rate is 8.250%. The current unpaid principal balance is in the amount of xx.

As per xxx, the borrower "xx” had filed the bankruptcy under chapter 13 with the case # xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The creditor, “U.S. xx xxx” had filed POC for the secured claim amount of xx and the amount of arrearage of $xxx xx/xx/2019.According to xxx schedule D dated xx/xx/2019, the value of the collateral is xx and the amount of secured claim is xx. Hence, unsecured portion is reflected in the amount of xx to chapter-13 plan dated xx/xx/2019, debtor will make regular payments to the trustee in the amount of $xxx per month for 60 months. The same document states that the arrearage will be paid in the amount of $xxxom xx/xx/2019.  As per comment dated xx/xx/2019, the motion for relief was referred to attorney on xx/xx/2019.Borrower is currently on active bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx, the borrower "xx” had filed the bankruptcy under chapter 13 with the case # xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The creditor, “xx” had filed POC for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2019.According to xxx schedule D dated xx/xx/2019, the value of the collateral is xx and the amount of secured claim is xx. Hence, unsecured portion is reflected in the amount of $xxxcording to chapter-13 plan dated xx/xx/2019, debtor will make regular payments to the trustee in the amount of $xxx per month for 60 months. The same document states that the arrearage will be paid in the amount of $xxxom xx/xx/2019. As per comment dated xx/xx/2019, the motion for relief was referred to attorney on xx/xx/2019. Order Confirming Chapter 13 Plan and Setting Deadlines was filed on xx/xx/2020.	The loan was modified on xx/xx/2017 with a new principal balance of xx with fixed rate of 8.250%. The borrower promised to pay monthly P&I payment in the amount of $xxx beginning on xx/xx/2017 till the maturity date of xx/xx/2057. The interest bearing amount is xx. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Missing Dicsloures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is "Moderate" due to Interest Rate Test is FAIL."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Interest Rate Test is FAIL. The loan data is 8.250% and the comparison data is 6.750%. Hence, the variance is +1.500%.

This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020 the subject xx was originated on xx.00 in the favor of Guaranteed Rate, xx. which was recorded on xx/xx/2007.
The latest assignment is from  xx to U.S. xx xxxs, recorded on xx/xx/2019.
No active judgments or liens have been found.
2019 combined jurisdiction annual installment of tax has been paid on xx/xx/2019 in the amount of $xxx	According to the payment history as of xx/xx/2020, the borrower is currently delinquent with 07 months. The last payment was received on xx/xx/2019 the payment applied date was xx/xx/2019 and the next due date for payment xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
Collections Comments:According to the servicing comments the loan is currently in Collections.
According to the payment history as of xx/xx/2020, the borrower is currently delinquent with 07 months. The last payment was received on xx/xx/2019 the payment applied date was
xx/xx/2019 and the next due date for payment xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is Unemployment. The subject property has been occupied by the owner. No comments have been found for damages or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2008. The debtor sxxpay to the trustee the sum of $xxx00 per month for a period of 58 months. The last filing date is xx/xx/2014.The pal was confirmed on xx/xx/2013.ZThe debtor discharged on xx/xx/2014 and terminated on xx/xx/2014. As per the trustee’s final report (xx) dated xx/xx/2014 the debtor had paid principal in the amount of xx. The associated claim amount is xx. The debtor was discharged on xx/xx/2014 and the case was fully terminated on xx/xx/2014.	This Step modification agreement was signed between the borrower xx and lender xx dated on 0601/2015. The unpaid principal Balance is xx with an interest rate of 2.00% which steps up in3 steps ending at 3.875%. The borrower promises to pay the monthly P&I of $xxx beginning from xx/xx/2015. The loan will be matured on xx/xx/2041.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final Hud-1 settlement statement along with itemization and estimated hud-1 are missing from the loan file."	* Application Missing (Lvl 2) "Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Apprasial report is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.
The chain of the assignment has been completed. Currently, the assignment of xx is U.S. xx  Not In Its Individual Capacity But Solely As Trustee For The xxVii (Pref), Its Successors And Assigns, which was recorded on xx/xx/2019.
There are three civil judgment against the borrower as follows:
First in the favor of Barclay xx Delaware, in the amount of $xxxch was recorded on xx/xx/2016.
Second in the favor of Synchrony xx, in the amount of $xxxch was recorded on xx/xx/2015.
Third in the favor of xx xx, in the amount of xx which was recorded on xx/xx/2015.
Annual town and xx taxes for the year 2020 are due in the amount of $xxxxx/xx/2020 and in the amount of $xxxxx/xx/2020 respectively.
No prior years delinquent taxes have been found.

According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 4 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied date was xx/xx/2019. The current UPB reflected as per the payment history is in the amount is xx.	Collections Comments:According to the servicing comments, the loan is in bankruptcy.

According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 4 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied date was xx/xx/2019. The current UPB reflected as per the payment history is in the amount is xx.

Reason for default is unable to be determined.

The comments history dated xx/xx/2020 shows that the subject property is owner-occupied.

No BPO/inspection has been provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed the bankruptcy under chapter-13 with the case# xx on xx/xx/2016. The plan was confirmed on xx/xx/2016.
The POC was filed on xx/xx/2016 with the secured claim amount of xx and the amount of arrearage was $xxx88. As per chapter 13 plan, the debtor sxxpay to the trustee in the amount of $xxx for 60 months. The motion for relief was filed on xx/xx/2019. The date of last filing is xx/xx/2020.	According to the modification agreement, the loan was modified on xx/xx/2014 between the borrower xx. The new modified principal balance as per modification was in the amount of xx with an interest rate of 4.500 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2015. The maturity date as per modification is xx/xx/2055. The modification does not contain balloon payment.
The prior modification was done on xx/xx/2010.
Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. The Estimated HUD-1/Itemization/GFE is also missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2003.
The chain of assignment has been completed. Currently, the assignment from U.S. xx, not in its individual capacity but solely as trustee for the NRZ Pass-Thorugh xx (PREF) which was recorded on xx/xx/2019.
There are two junior xx, first with the favor of xxxx in the amount of xx which was recorded on xx/xx/2003 and second with the favor of Michigan Homeowner Assistance Nonprofit housing xx which was recorded on xx/xx/2015.
No active judgments or liens found against the subject property or borrower.
First and second installments of combined taxes for the year of 2019 have been paid in the amount of xx on xx/xx/2019 and $xxxon xx/xx/2020.
No, any prior year delinquent taxes have been found.

According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 8 months and the next due date is xx/xx/2019. The last payment was received in the amount of $xxx which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 6.500%.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2019. The last payment was received in the amount of $xxx which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is xx and interest rate is 6.500%. The loan was not modified. According to the document located on “xx”, the foreclosure was initiated in 2015 and the file was referred to attorney on xx/xx/2015. The complaint was filed on xx/xx/2015. According to the document located on “xx”, the foreclosure was re-initiated in 2016 and the file was referred to attorney on xx/xx/2016. The complaint was filed on xx/xx/2016. The foreclosure was put on hold due to borrower has file bankruptcy on xx/xx/2016. However, we are unsure about the outcome of the foreclosure complaint which was filed on xx/xx/2015. Also, the de-acceleration letter is not available in the loan file. The borrower Mons, Gina M had bankruptcy under chapter 13 with the case# xx on xx/xx/2016. The POC was filed by creditor xx on xx/xx/2016 for the secured claim amount is xx and arrearage amount is $xxx27. However, the POC deadline dated on xx/xx/2016. The chapter 13 plan was filed on xx/xx/2016. The amended chapter 13 plan was filed on xx/xx/2016 was confirmed on xx/xx/2016. The debtor has promised to pay for trustee in the amount of $xxx for 60 months. The notice of xx payment change was filed on xx/xx/2019. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. As per the comment dated xx/xx/2019, the subject property is owner occupied. The reason for default is unable to be determined. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Update:
No addition information regarding the collection comment on xx/xx/2021 to 10/xx/20244.
Foreclosure Comments:According to the document located on “xx”, the foreclosure was initiated in 2015 and the file was referred to attorney on xx/xx/2015. The complaint was filed on xx/xx/2015. According to the document located on “xx”, the foreclosure was re-initiated in 2016 and the file was referred to attorney on xx/xx/2016. The complaint was filed on xx/xx/2016. The foreclosure was put on hold due to borrower has file bankruptcy on xx/xx/2016.
Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2016. The POC was filed by creditor xx on xx/xx/2016 for the secured claim amount is xx and arrearage amount is xx. However, the POC deadline dated on xx/xx/2016. The chapter 13 plan was filed on xx/xx/2016. The amended chapter 13 plan was filed on xx/xx/2016 was confirmed on xx/xx/2016. The debtor has promised to pay for trustee in the amount of $xxx for 60 months. The notice of xx payment change was filed on xx/xx/2019. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx.	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization is missing from the loan files."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. MI Borrower's Bill of Rights
2. MI Consumer Caution and Homeownership Counseling Notice
3. Choice of Insurance Agent"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with xx as nominee for xx, Formerly known as xx.com, a California xx recorded on xx/xx/2005 with the instrument xx.
The chain of xx assignment has been completed. Currently, the xx assignment is with xx recorded on xx/xx/2019.
There is junior xx open against subject property in the amount of xx with the  xx recorded on xx/xx/2005 with the instrument xx.
There are two active UUC judgments against borrower. The judgment amount is not available. These liens were held by xx xx and xx xx.
The 1st installment of xx taxes has been paid in the total amount of xx for the year of 2019.
The 2nd installments of xx taxes are due on xx/xx/2020 in the total amount of xx for the year of 2019.
As per review of payment history as of dated xx/xx/2020, borrower is delinquent for 5 months. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2020 in the amount of $xxx75 with the interest rate of 5.125%.The current unpaid principal balance is in the amount of xx.
Collections Comments:As per servicing comments the loan is in active bankruptcy. As per review of payment history as of dated xx/xx/2020, borrower is delinquent for 5 months. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2020 in the amount of $xxx75 with the interest rate of 5.125%.The current unpaid principal balance is in the amount of xx.

 As per servicing comments the foreclosure was referred to an attorney on xx/xx/2019 and the complaint was filed on xx/xx/2020. The loan is in active bankruptcy. We have comments till xx/xx/2020. Hence unable to be determined the further proceedings of foreclosure.

Borrower has filed bankruptcy under chapter 13 on xx/xx/2018 with case no#xx. The proof of claim was filed on xx/xx/2018 with the secured claim in the amount of xx without any arrears. The chapter 13 plan was filed on xx/xx/2018 which was confirmed on xx/xx/2018.
Foreclosure Comments: As per servicing comments the foreclosure was referred to an attorney on xx/xx/2019 and the complaint was filed on xx/xx/2020. The loan is in active bankruptcy. We have comments till xx/xx/2020. Hence unable to be determined the further proceedings of foreclosure.
Bankruptcy Comments:As per xxx , xx(Debtor) has filed bankruptcy under chapter 13 on xx/xx/2018 with case no#xx. The proof of claim was filed on xx/xx/2018 with the secured claim in the amount of xx without any arrears. The chapter 13 plan was filed on xx/xx/2018 which was confirmed on xx/xx/2018. As per plan, the subject claim has been secured. The debtor had promised to pay monthly contract payment in the amount of $xxx 01. The date of last filing was xx/xx/2019.	The loan was modified on xx/xx/2010. As per agreement the new UPB is in the amount of xx. The borrower had promised to pay P&I payment in the amount of xx with the interest rate of 3.125% which was started on xx/xx/2010.This is step rate modification. The initial rate was 3.125% with P&I in the amount of xx and the final rate was 5.125% with P&I in the amount of $xxx75. The maturity date of agreement is xx/xx/2035.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing in the loan file.
1) Impound Account Disclosure
2) Cosigner Notice
3)  xx Insurance Disclosure
4) Hazard Insurance Disclosure
5) Insurer Recommendation Disclosure
6) Anti-Tying Disclosure
7) Privacy Notice
8) Notice of Right to Copy of Appraisal
9) Application for Credit-Married Persons
10) Fair Debt Collection Notice
11) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing in the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "The Note date is xx/xx/2005 and the ROR transaction date is xx/xx/2005 which is inconsistent with note date."
								* Settlement date is different from note date (Lvl 2) "The Note date is xx/xx/2005 and as per HUD-1 statement the Settlement date is xx/xx/2005 which is inconsistent."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, with  xx N. A. with xx.
The chain of assignment has been completed.
No active judgments or liens found.
Annual xx taxes for the year 2019 have been paid in the amount of $xxxch was due on xx/xx/2020.
Current year taxes are due in the amount of $xxx prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 2 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:
Loan is in bankruptcy.
The borrower is currently delinquent for 2 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
As per comments dated xx/xx/2019, the reason for default is Excessive obligation.
The loan has been modified once since origination.
According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2016. The POC was filed on xx/xx/2017, the POC amount is xx and the arrearage amount is xx The debtor sxxpay to the trustee $xxx per Month for 60 months. Plan was confirmed on xx/xx/2016. There is no comment indicating a cram-down. The order confirming chapter 13 plan was filed on xx/xx/2016 as per which the debtor sxxpay $xxx bi-weekly for the period of 60 months. The motion to abandon was filed on xx/xx/2018. As per order on xxx and abandonment document; upon lifting the automatic stay the trustee sxxabandon the subject property.
No damages or estimtedrepairs have been found.
The reason for default is unemployment and decreased income. As per comments dated xx/xx/2019, the subject property has been occupied by the owner.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2016. The POC was filed on xx/xx/2017, the POC amount is xx and the arrearage amount is $xxx37. The debtor sxxpay to the trustee $xxx per Month for 60 months. Plan was confirmed on xx/xx/2016 There is no comment indicating a cramdown.	The modification agreement was made on xx/xx/2017 between the lender “ xx” and the borrower “ xx”. As per modified terms the borrower promises to pay the modified balance of xx. The payments were started from xx/xx/2017 with the interest rate of 3.50 % and the P&I of xx The new maturity date is xx/xx/2057. This modification does not contain balloon provision.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with estimated HUD-1 and itemization are missing in the loan files."	* Application Missing (Lvl 2) "The final loan application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of service transfer missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report as of xx/xx/2020 shows that the subject xx is on first lien position. Subject xx was originated on xx.00 with xx. Chain of assignment is complete as the current assignee isxxxxx xxx.
There is a junior civil judgment in the amount of $xxxorded with State of Florida.
Annual estimated tax is $xxx	Pay history as of xx/xx/2020 shows that the loan is in delinquency for more than 12 months. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2018. Next due date is xx/xx/2018. The current UPB is xx.	Collections Comments:Loan is in active Bankruptcy.
Review of loan file and servicing comment shows that the loan is in delinquency for more than 12 months. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2018. Next due date is xx/xx/2018. The current UPB is xx.
Evidence of damage has been found in the servicing comment. Comment dated xx/xx/2018 states that the damage has been reported on the property. Comment dated xx/xx/2019 states that final inspection is required with all structural repairs. However no latest BPO has been received. No estimated repair cost can be confirmed.
Simone Natasha Nembhard had filed BK chapter 13 with case #xx on xx/xx/2019. POC was filed on xx/xx/2019 with POC amount xx and arrearage xx.  BK plan was confirmed on xx/xx/2019.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Simone Natasha Nembhard had filed BK chapter 13 with case #xx on xx/xx/2019. POC was filed on xx/xx/2019 with POC amount xx and arrearage xx. BK plan was confirmed on xx/xx/2019. Loan is still in active BK.	The modification agreement was made between borrower and lender effective from xx/xx/2013. As per MOD the borrower agreed to pay the loan with fixed interest rate of 2.000 % and P&I of $xxx. The new modified UPB is xx. First payment was started from xx/xx/2013 and the maturity date is xx/xx/2033.	Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan is failed for TILA Finance Charge Test and for TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for TILA Finance Charge Test and for TILA Foreclosure Rescission Finance Charge Test.
Loan data xx comparison data xx hence the variance is -$xxx"
* Note has LIBOR Index with Replacement Clause (Lvl 2)     "Note has LIBOR Index with replacement clause."
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report dated xx/xx/2020 shows that the subject xx was recorded on xx/xx/2003 with xx as nominee for  xx.
The chain of assignment has been completed as currently the assignment is with U.S. xx xxx, Not in its Individual Capacity But Solely As Trustee xxX recorded on xx/xx/2019.
Active Judgments and Liens;
1) One IRS lien found pending against the borrower xx recorded on xx/xx/2018 in the amount of xx which is in the favor of Department of Treasury - IRS.
Property Tax Status;
1) 1st installment city taxes for the year of 2019 have been paid in the amount of $xxx0905/2019.
2) 2nd installment city taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/2020 shows that the borrower is not making regular payments. The loan payments are currently 5 months in delinquency. The next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the total amount of $xxx for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 4.500% with P&I in the amount of $xxx.	Collections Comments:Collection comments available from xx/xx/2017 till xx/xx/2020 shows that the borrower is not making regular payments. The loan payments are currently 5 months in delinquency. The next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the total amount of $xxx for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 4.500% with P&I in the amount of $xxx.
Loan Modification agreement was made between borrower “xx” and lender “xx.” on effective date of xx/xx/2018.
The borrower agrees to pay the UPB of xx with interest rate of 4.500 % and P&I of $xxx with fixed amortized type that began from first payment date xx/xx/2018 to be ended with the maturity date of xx/xx/2058.
The foreclosure was not initiated in the loan.
According to the xxx, the borrower xxhad filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The plan was confirmed on xx/xx/2019.
The loan is currently in active bankruptcy.
Comment dated xx/xx/2019 shows that the subject property is owner occupant.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The plan was confirmed on xx/xx/2019.
The POC was filed on xx/xx/2019 in the claim amount of xx with arrearage in the amount of xx

Loan Modification agreement was made between borrower “xx.” on effective date of xx/xx/2018.
The borrower agrees to pay the UPB of xx with interest rate of 4.500 % and P&I of $xxx with fixed amortized type that began from first payment date xx/xx/2018 to be ended with the maturity date of xx/xx/2058.
Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Cash out purxxx(Lvl 2)     "This is purxxxloan. Final HUD-1 shows cash to in the amount of $xxx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate as the loan is failing for TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test as;
TILA APR Test: FAIL 0.000% 8.843% -8.843%
The annual percentage rate (APR) is 8.843%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the review of updated title as of xx/xx/2020, The subject xx originated on xx.
The chain of assignment is complete as the current assignee is xx not in its individual Capacity but Solely as trustee for xxX.
There is junior xx recorded on xx/xx/2004 in the amount of xx in the favor of xx xx, FA, A federal association.
No active judgments or liens found
The xx taxes for the year of 2019 are paid in the amount of xx	According to the review of payment history as of xx/xx/2020, the current UPB is xx. As per the payment history the UPB was increased from 286897.52 to xx on xx/xx/2020, as per the payment history the next due date to pay is01/xx/2020. The borrower is 1 month behind his regular payment.	Collections Comments:According to the collection comments the loan is recently modified with the new due date of xx/xx/2020.However the modification agreement is missing in the loan file. As per the comment date xx/xx/2020 executed MOD has been sent to borrower. The borrower was in default from xx/xx/2018, as per the modification the new due date is xx/xx/2020.
As per the comment date xx/xx/2017 the foreclosure had already been initiated with the sale date of xx/xx/2017, as of xx/xx/2017 the reinstatement amount was xx, however the loan was reinstated on xx/xx/2017. As per the payment history the loan is modified however no modification information has been found in comments and loan file. According to the review of payment history as of xx/xx/2020, the current UPB is xx. As per the payment history the UPB was increased from xx to xx on xx/xx/2020, as per the payment history the next due date to pay is xx/xx/2020. The borrower is 1 month behind his regular payment.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate xx with P&I of $xxxth the rate of interest 6% and a maturity date of xx/xx/2033. The P&I as per payment history is the xx and rate of interest is 4.75%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification.
As per tape data, the loan has been modified on 01/2020. As per the comment date xx/xx/2020 executed MOD has been sent to borrower. The borrower was in default from xx/xx/2018, As per the modification the new due date is xx/xx/2020. As per the payment history the UPB was increased from xx to xx on xx/xx/2020, as per the payment history the next due date to pay is xx/xx/2020. The borrower is 1 month behind his regular payment.
 However, Modification agreement is missing in the file.
Affiliated Business Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.

This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
Loan Dataxx Comparison Dataxx Variance-xx
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx
This loan failed the TILA foreclosure rescission finance charge test.
Loan Dataxx Comparison Dataxx Variance-xx
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxx Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing in the loan file."
								* Settlement date is different from note date (Lvl 2) "As per the Note, the loan was originated on xx. However; as per the HUD-1, the settlement date is xx/xx/2003."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per title review dated xx/xx/2020, the subject xx originated on xx. to secure the loan amount of xx has been active on the title.
The chain of assignment is incomplete.
There is a HOA lien active against subject property in the amount of $xxxch was recorded on xx/xx/2014 in the favor of xx.
RE tax Status:
The RE taxes of 2019 have been paid on xx/xx/2019 in the amount of $xxxo delinquent taxes have been found.

Payment history as of xx/xx/2020 shows that loan is next due for xx/xx/2019 which makes loan delinquent for 4 months. The last payment was received on xx/xx/2020 in the amount of $xxxich was applied to the due date of xx/xx/2019. The current UPB is reflected in the amount of xx and interest rate is 4.688%.

Collections Comments:The loan is in active bankruptcy and the borrower has been delinquent since xx/xx/2019 with loan payment.
No RFD is mentioned in the collection comments.

Foreclosure Comments:The foreclosure action was initiated and the complaint was filed under case#the sale was scheduled for xx/xx/2017. But, the foreclosure action was put on hold due to bankruptcy .

Bankruptcy Comments:As per xxx,  the chapter 13 bankruptcy was filed on xx/xx/2017 under case # xx by borrower. Plan was confirmed on xx/xx/2017.  At the time of filing, the xxx lists value of subject property in the amount of xx The chapter 13 plan states that debtor wants to cure the arrears in the amount of $xxx00 and  pay the regular payment ($xxx) monthly to the servicer, xx
The loan modification was made on xx/xx/2015 between borrower xx. As per modified terms, the borrower promises to pay new UPB of xx to be paid with interest at the fixed rate of 4.6875% beginning from xx/xx/2015. The monthly P&I is xx	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is moderate due to failure of TILA APR test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "State regulation restricted fees test failed due to below fee.
First Lien Broker Fees Test: FAIL Loan Data: 300.00 Comparison data:$xxx Variance:xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "APR test: FAIL Loan Data:0.000% Comparison Data:9.474% Variance:-9.474%"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business agreement discosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per updated title report dated xx/xx/2020, the subject xx was originated on xx. The chain of assignment is incomplete. No xx assignment has been found. This should be with NRZ. There is a junior xx open against the subject property in the favor of xx, xx in the amount of xx which was recorded onxx/xx/2003. No active judgments or liens have been found. Annual combined taxes of 2019 have been paid in the amount of xxx	The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The loan is in delinquency for 4 months. The last payment was received on xx/xx/2020 in the amount of xx and it was applied for the due date of xx/xx/2019. The current P&I is $xxx and interest rate is 6.750%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy. The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The loan is in delinquency for 4 months. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2019. According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. Schedule D in xxx dated xx/xx/2018 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. POC was filed by U.S. xx xxx on xx/xx/2018, in the secured claim amount of xx and an arrearage in the amount of $xxx. Chapter 13 plan was filed on xx/xx/2018. Second amended plan was filed on xx/xx/2018. This plan was confirmed on xx/xx/2019, which states that the subject creditor claim will be paid as contractual payments. No foreclosure proceedings have been found in the recent 24 months. According to collection comment, no damages or repairs have been found. According latest exterior xxx Report dated xx/xx/2019, the subject property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx,xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. Schedule D in xxx dated xx/xx/2018 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. POC was filed by U.S. xx xxx on xx/xx/2018, in the secured claim amount of xx and an arrearage in the amount of $xxx. Chapter 13 plan was filed on xx/xx/2018. Second amended plan was filed on xx/xx/2018. This plan was confirmed on xx/xx/2019, which states that the subject creditor claim will be paid as contractual payments.	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Dicsloures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Available copy of final HUD-1 is illegible. Some of the fees are not visible properly."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease risk indicator is "Moderate" due to loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. Loan data is 0.00%, comparison data is 7.200% and variance is -7.200%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file. Appraised value has captured from doc#Origination and Closing_Underwriting Documents_1239661599."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with xx xx Co d/xx/a xx recorded on xx/xx/2004 with the instrument xx.

The chain of xx assignment has been completed. Currently, the xx assignment is with U.S xx xxx Trustee for xx VIII recorded on xx/xx/2020.

No active judgments or liens have been found.

The 1st installment of combined taxes has been paid in the total amount of $xxxxx/xx/2019 for the year of 2019-2020.

The 2nd installment of combined taxes is delinquent in the total amount of $xxxxx/xx/2020 for the year of 2019-2020. The good through date was xx/xx/2020.

The 2nd installment of combined taxes is due in the total amount of $xxxxx/xx/2020 for the year of 2019-2020.
As per review of payment history as of xx/xx/2020, borrower is delinquent for 29 months. The next payment is due on xx/xx/2017. The last P&I payment was received date is not available. The last P&I payment was in the amount of $xxx with the interest rate of 6.375%.The current unpaid principal balance is in the amount of xx.	Collections Comments:As per servicing comments the loan is in collections. As per review of payment history as of xx/xx/2020, borrower is delinquent for 29 months. The next payment is due on xx/xx/2017. The last P&I payment was received date is not available. The last P&I payment was in the amount of $xxx with the interest rate of 6.375%.The current unpaid principal balance is in the amount of xx.

As per updated title report dated xx/xx/2020 the lis pendens was recorded on xx/xx/2018 against subject property. The notice of sale was filed recorded on xx/xx/2019.But as per document located at “xx” the cancellation of lis pendens was recorded on xx/xx/2020. The borrower had satisfied the grantor’s secured interest.

Borrower had filed Bankruptcy under chapter-13 on xx/xx/2019 with the case#xx. The POC was filed on xx/xx/2019 with claim in the amount of xx and arrears are in the amount of xx.  The plan was not filed by borrower. The borrower was dismissed on xx/xx/2019 and the bankruptcy was terminated on xx/xx/2019.
Foreclosure Comments:Not Applicable
Bankruptcy Comments: As per xxx , xx (Debtor) had filed Bankruptcy under chapter-13 on xx/xx/2019 with the case#xx. The POC was filed on xx/xx/2019 with claim in the amount of xx and arrears are in the amount of xx. The plan was not filed by borrower. The borrower was dismissed on xx/xx/2019 and the bankruptcy was terminated on xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service providers is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing in the loan file.
1) Oregon Forced Placed Insurance Notice
2) Notice where Escrow Account is NOT Required
3) Escrow Notice for Loans Sold to Out-of- State Purchases within one year
4) Anti-Coercion Notice
5) Insurance Premium Notice
6) Insurance Sales Notice
7) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated business disclosure is missing in the loan file."
								* Settlement date is different from note date (Lvl 2) "Note date is xx/xx/2004 and Settlement date is xx/xx/2004 which is different than note date."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx in favor of xx as nominee for  xx.

The chain of assignment is completed as the subject xx is currently assigned to “xxx xx xxx, as trustee of the xxx IX” and this AOM was recorded on xx/xx/2018.

Active junior or senior judgments/liens/mortgages:

1. There is an active senior/prior xx in the updated title report in the amount of xx in favor of "xx" and which was recorded on xx/xx/1999.

The annual xx taxes for 2019 have been paid in full in the amount of $xxx/xx/2019.

The annual City taxes for 2019 have been paid in full in the amount of $xxxx/xx/2019.

No prior year delinquent taxes have been found in the updated title report.

Review of updated payment history as of xx/xx/2020, the loan is currently in delinquency for +7 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxxthe due date of xx/xx/2019. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in delinquency for +7 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxxthe due date of xx/xx/2019. The UPB as of the date is in the amount of xx.
The debtor (xxx) had filed bankruptcy under chapter-13 with case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018.
The Schedule-D in xxx shows that the unsecured amount is $xxx of secured claim in the amount of xx and the value of collateral is xx.
According to the debtor's Chapter-13 plan was filed on xx/xx/2018, the ongoing xx payments will be paid by the debtor to the Creditor directly and approximate arrearage of $xxx be paid through the plan with monthly payment of $xxxThe debtor had filed a motion on xx/xx/2018 to allow a loan modification which has a rate of interest as 2.60052% with the modified P&I of $xxx a new maturity date of xx/xx/2035.
The Court granted to allow a loa modification on xx/xx/2018. The modified payment begins from xx/xx/2018.
The POC was filled by the subject Creditor xx on xx/xx/2018 with the total claim amount of xx and arrears in the amount of $xxxmended POC was filled by the subject xx on xx/xx/2018 with the total claim amount of xx and arrears in the amount of $xxxeclosure Comments:Not Applicable
Bankruptcy Comments:Claim No: 7
The debtor (xx) had filed bankruptcy under chapter-13 with case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018.
The Schedule-D in xxx shows that the unsecured amount is $xxx of secured claim in the amount of xx and the value of collateral is xx.
According to the debtor's Chapter-13 plan was filed on xx/xx/2018, the ongoing xx payments will be paid by the debtor to the Creditor directly and approximate arrearage of $xxx be paid through the plan with monthly payment of $xxxThe debtor had filed a motion on xx/xx/2018 to allow a loan modification which has a rate of interest as 2.60052% with the modified P&I of $xxx a new maturity date of xx/xx/2035.
The Court granted to allow a loa modification on xx/xx/2018. The modified payment begins from xx/xx/2018.
The POC was filled by the subject xx on xx/xx/2018 with the total claim amount of xx and arrears in the amount of $xxxmended POC was filled by the subject Creditor xx, xx) on xx/xx/2018 with the total claim amount of xx and arrears in the amount of $xxx	The loan was modified on xx/xx/2018 with new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the new modified P&I of $xxx the new fixed interest rate of 2.60052% beginning from xx/xx/2018 to the new maturity date of xx/xx/2035.	Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE risk indicator is "Moderate" since this loan failed the brokerage/finder fee test as the xx loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the xxe Rules and Regulations, brokerage fee is synonymous with finder fee.

Brokerage/Finder Fee Test: FAIL    Charged: xx    Allowed: xx   Over by:+$xxxomplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test as the xx loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the xxe Rules and Regulations, brokerage fee is synonymous with finder fee.

Brokerage/Finder Fee Test: FAIL    Charged: $xxxllowed: $xxxer by:+$xxxSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title dated xx/xx/2020 reflects active subject xx from xx recorded on xx/xx/2005 for the amount of $xxx
The chain of assignment is complete.
No active judgments or liens have been found.
No delinquent RE taxes have been found.
Payment history as of xx/xx/2020 shows that borrower has been delinquent for 16 months and is next due for xx/xx/2018. Current interest rate is 3.00% and principal balance is xx. The last payment was received on xx/xx/2018 in the amount of $xxx which was applied to the due date of xx/xx/2018.	Collections Comments:The loan is active in foreclosure. Per payment history, the borrower has been delinquent for 16 months and is next due for xx/xx/2018

The RFD is loss of income due to natural disaster.
According to servicing comment dated xx/xx/2018, there is no damage to the home due to disaster.
According to servicing comments xx/xx/2020, the subject property is in foreclosure and the FC sale has been scheduled for xx/xx/2020.  However, comment dated xx/xx/2020 states that foreclosure action is on hold due to loss mitigation. The borrower is being evaluated for loan modification.  No comment indicating the sale of xx/xx/2020 canceled or postponed has been found. Also, collection comments are available till xx/xx/2020. Further information is not available.

Foreclosure Comments:According to servicing comments xx/xx/2020, the subject property is in foreclosure and the FC sale has been scheduled for xx/xx/2020.  However, comment dated xx/xx/2020 states that foreclosure action is on hold due to loss mitigation. The borrower is being evaluated for loan modification.  No comment indicating the sale of xx/xx/2020 canceled or postponed has been found. Also, collection comments are available till xx/xx/2020. Further information is not available.
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter 13, case#xx on xx/xx/2018. However, the debtor was dismissed on xx/xx/2018 and the case was terminated on xx/xx/2018.

The modification agreement was made between xx(borrower) and xx (Lender) on xx/xx/2018. The UPB xx is to be paid with interest at the fixed rate of 3.00% beginning xx/xx/2018 by making monthly P&I of $xxx until the maturity date xx/xx/2057.
Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE risk indicator is moderate due to failure of TILA Finance Charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data:xx Comparison Data:xx Variance:-$xxx"
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business agrement disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with xx as a nominee for xx, a xx recorded on 11/xx/2005with the instrument# xx.

The chain of xx assignment has been completed. Currently, the xx assignment is with U.S xx xxx Trustee for xx VIII-B recorded on xx/xx/2018.

There are 2 active judgments against borrower in the total amount of xx held by xx and xx, xx recorded on different dates.

The annual xx taxes have been paid in the total amount of xx on xx/xx/2019 for the year of 2019.
As per review of payment history as of xx/xx/2020, borrower is delinquent for 97 months. The next payment is due on xx/xx/2012. The last P&I payment was received on xx/xx/2019 in the amount of xx with the interest rate of 6.875%.The current unpaid principal balance is in the amount of xx.	Collections Comments:As per servicing comments the loan is in foreclosure. As per review of payment history as of xx/xx/2020, borrower is delinquent for 97 months. The next payment is due on xx/xx/2012. The last P&I payment was received on xx/xx/2019 in the amount of xx with the interest rate of 6.875%.The current unpaid principal balance is in the amount of xx.
Foreclosure Comments:According to updated title report dated xx/xx/2020, the foreclosure was initiated against subject property in 2007. The lis pendens was recorded on xx/xx/2007 with Case No#xx-CA-24. As per document located at xx the final judgment was entered on xx/xx/2008 and recorded on xx/xx/2008. The sale was scheduled on xx/xx/2009.  The borrower had filed bankruptcy under chapter 13 on xx/xx/2010 with case no#xx. The borrower was dismissed on xx/xx/2010 and the bankruptcy was terminated on xx/xx/2010. xx   (Debtor) had filed Bankruptcy under chapter-13 on xx/xx/2014 with case#xx. The borrower was dismissed on xx/xx/2017 and the bankruptcy was terminated on xx/xx/2017. No further evidences are available regarding this foreclosure activity.
Bankruptcy Comments: xx (Debtor) had filed Bankruptcy under chapter-13 on xx/xx/2014 with case#xx. The POC was filed on xx/xx/2014 with claim in the amount of $xxx3.48 with arrears in the amount of xx. The plan was filed on xx/xx/2014. The latest amended plan was filed on xx/xx/2014 which was confirmed on xx/xx/2014. As per plan the borrower had to pay outside the chapter 13 plan. The borrower was dismissed on xx/xx/2017 and the bankruptcy was terminated on xx/xx/2017.	Not Applicable	Affiliated Business Disclosure Credit Report Document Showing a Index Numerical Value Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease Risk indicator is Moderate.

This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by xx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by xx.

This loan failed the TILA APR test.
The annual percentage rate (APR) is 7.027%. The disclosed APR of 7.195%."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by xx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by xx.

This loan failed the TILA APR test.
The annual percentage rate (APR) is 7.027%. The disclosed APR of 7.195%."
* DTI > 60% (Lvl 2)     "As per loan application the total income of borrower was in the amount of xx out of which the total debt for DTI is in the amount of $xxx41. Hence the total DTI ratio is 61.758%."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following disclosures are missing in the loan file.
1) Anti-Coercion Notice
2) Insurance Sales Disclosure"
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "The operative index is not available with documents in the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx, in favor of xx as nominee for xxx, a division of AIG
Federal xx recorded in Instrument# xxx.
The chain of assignment has been completed. The current assignment is with xxx xx xxx, not in its individual capacity but solely as trustee for xxx XI.
There is an active judgment against the borrower in favor of City of xx/Income Tax Agency recorded on xx/xx/2016 in the amount of $xxxe are 2 state tax judgments against the borrower in favor of State of Ohio Department of Taxation recorded on xx/xx/2014 and xx/xx/2019 in the respective amount of $xxxxxxe SSN# is not provided to validate the judgment.
No prior year delinquent taxes have been found. 2nd installment of xx taxes for the year 2019 is due on xx/xx/2020 in the amount of xx	As per the review of payment history as of xx/xx/2020, the borrower is delinquent with a loan for 12 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for due date xx/xx/2018. The current P&I is in the amount of $xxxcurrent PITI is in the amount of $xxx an interest rate of 3%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per the payment history as of xx/xx/2020, the borrower is delinquent with a loan for 12 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for due date xx/xx/2018. The current UPB reflected as per the payment history is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
The reason for default is unemployment and decreased income. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
Foreclosure Comments:As per the invoice located at “xx”, the file was referred to an attorney on xx/xx/2015. The complaint was filed on xx/xx/2017. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2019 with secured claim in the amount of xx and the arrearage amount of xx. The plan was confirmed on xx/xx/2019. The debtor sxxpay the trustee $xxxBi-Weekly for 60 months under Chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxe is no comment indicating a cram-down. The date of last filing is xx/xx/2020.	The loan was modified on xx/xx/2017 between the borrower xxx and servicer xx. The new modified principal balance as per modification is in the amount of xx of which interest-bearing amount is xx and the deferred balance is xx. The new interest rate is 3.000 % and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2017. The maturity date as per modification is xx/xx/2057.	Affiliated Business Disclosure Missing Required State Disclosures	3: Curable	* Lost Note Affidavit (Lvl 3) "The Lost Note Affidavit was found from the loan file. The Lost Note Affidavit was executed on xx/xx/2012. The Lost Note Affidavit is located at "xx"."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the prepayment penalty term test. (xx 2006 Selling Guide, Part IV, 201.02)
The loan charges a prepayment penalty with a term exceeding 3 years.
GSE (xx public guidelines) Prepayment Penalty Term Test: FAIL.

This loan failed the prepayment penalty term test. (Freddie Mac public guidelines)
The loan charges a prepayment penalty with a term exceeding 3 years.
GSE (Freddie Mac public guidelines) Prepayment Penalty Term Test: FAIL."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Ohio. The following required State Disclosures are missing from the loan file:
1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
3. Non-Deposit Insurance Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.xxor the amount of xx which was recorded on xx/xx/2005. The chain of assignment has been completed. The last assignment is with “xxx xx xxx, not in its individual capacity, but solely as Trustee of The xxx VIII” which was recorded on xx/xx/2019.
However, there is gap in the chain of the assignment. The assignment is missing from “xxx xx xxx, Not In Its Individual Capacity, But Solely As Trustee Of The xxx VIII-B” to “xx xx xxx., As trustee on behalf of xxx xx, Home Equity xxx and for The Registered Holders of xxx xx. Home Equity xxx Series 2005-He6, Asset Backed Pass-Through Certificates By Its Attorney In Fact PHH xx ”.
No active judgments or liens have been found against the borrower/the subject property.
xx annual taxes for the year of 2019 have been paid in the amount of $xxx/xx/2019. No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2020, the loan has been in delinquency for 6 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date of xx/xx/2019. The UPB is reflected in the amount of xx. The current interest rate is 3.625 % and P&I is $xxx	Collections Comments:The loan is currently in bankruptcy and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date of xx/xx/2019. The UPB is reflected in the amount of xx. The current interest rate is 3.625 % and P&I is $xxxan was modified on xx/xx/2017. According to modified terms, the new principal balance is xx out of which the deferred principal balance is xx. This deferred balance is eligible for forgiveness only if borrower was not default on new payments such that the equivalent of three full monthly payments. Then, on each of the first, second and third anniversaries of xx/xx/2017, the lender sxxreduce the deferred principal balance in the installments equal to one third of the deferred principal amount. Hence, the interest bearing amount is reflected as xx.
No foreclosure activity has been found in the collection comment.
The borrower, "xx" had filed the bankruptcy under chapter 13 with the case#xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. POC has been filed by the creditor, "xxx xx xxx, not in its individual capacity but solely as Trustee for the xxx VIII-B" for the secured claim amount of xx and the amount of arrearage of $xxxx/xx/2019. According to amended chapter 13 plan dated xx/xx/2019, the debtor sxxpay to the trustee in the amount of xx for 60 months. Pre-xx arrearage to be paid through the plan is in the amount of $xxx the monthly payment of $xxx xx/xx/2019. The same plan was confirmed on xx/xx/2019.
Current occupancy and condition of the subject property are unable to determine from the collection comment. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter 13 with the case#xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019.
According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx.
POC has been filed by the creditor, "xxx xx xxx, not in its individual capacity but solely as Trustee for the xxx VIII-B" for the secured claim amount of xx and the amount of arrearage of $xxxx/xx/2019.
According to amended chapter 13 plan dated xx/xx/2019, the debtor sxxpay to the trustee in the amount of xx for 60 months. Pre-xx arrearage to be paid through the plan is in the amount of $xxx the monthly payment of $xxx xx/xx/2019.	This loan modification agreement was made between the borrower, “xx" and the lender, " xx" on xx/xx/2017. According to modified terms, the new principal balance is xx out of which the deferred principal balance is xx. This deferred balance is eligible for forgiveness only if borrower was not default on new payments such that the equivalent of three full monthly payments. Then, on each of the first, second and third anniversaries of xx/xx/2017, the lender sxxreduce the deferred principal balance in the installments equal to one third of the deferred principal amount. Hence, the interest bearing amount is reflected as xx.
Borrower promises to pay P&I in the amount of $xxx modified interest rate of 3.625 % beginning from xx/xx/2017 till the maturity date of xx/xx/2035. Borrower will have balloon payment due at maturity date in the amount of xx.
Affiliated Business Disclosure
Credit Report
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Dicsloures
Missing Required State Disclosures
Notice of Servicing Transfer
Right of Rescission	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following required state disclosures are missing from the loan file.
1. Authorization Fees, Charges and Expenses for Federally Related xx Loans
2. Anti-Tying Disclosure
3. Financial Institution Choice of Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx which was recorded on xx/xx/2005.
The chain of the assignment has been completed. The last assignment is with xxx xx , not in its individual capacity, but solely as trustee for xxx VIII which was recorded on xx/xx/2019.
However, there is gap in assignment of xx. The assignment is missing from “xx , not in its individual capacity, but solely as trustee for xxx VIII-B” to “xx xx xxx., as trustee on behalf of xxx xx. Home Equity xxx and for the registered holders of xxx xx. Home Equity xxx, Series 2005-HE6, Asset Backed Pass-through Certificates”.
There are two junior mortgages against the subject property. First xx was originated on xx.xx which was recorded on xx/xx/2005 and second xx was originated on xx.xx which was recorded on xx/xx/2007.

There is one state tax lien against the borrower, “xx” in the favor of The xx Board of the State of xx for the amount of xx which was recorded on xx/xx/2017.
Second installment of xx taxes for the year of 2019 is due in the amount of on xx/xx/2020. No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2019, the loan has been in delinquency for 12 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of xx (PITI) which was applied for the due date of xx/xx/2019. The UPB is reflected in the amount of xx. The current interest rate is 3.625 % and P&I is xx	Collections Comments:The loan is currently in bankruptcy and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxI) which was applied for the due date of xx/xx/2019. The UPB is reflected in the amount of xx. The current interest rate is 3.625 % and P&I is $xxxan was modified on xx/xx/2015. According to modified terms, the new principal balance is xx out of which xx is deferred principal balance. Hence, the interest bearing amount is reflected as xx. This deferred balance is eligible for forgiveness only if borrower was not default on new payments such that the equivalent of three full monthly payments. Then, on each of the first, second and third anniversaries of xx/xx/2015, the lender sxxreduce the deferred principal balance in the installments equal to one third of the deferred principal amount. No foreclosure activity has been found in the collection comment.
The borrower, "xx" had filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019.
POC has been filed by the creditor, "xx" for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2019.
According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. Hence, the unsecured portion should be in the amount of $xxxr, the schedule D does not reflect any amount for unsecured debt.
According to chapter 13 plan dated xx/xx/2019, the debtor sxxpay to the trustee in the amount of xx for 60 months. The same plan was confirmed on xx/xx/2019. According to first modified chapter 13 plan dated xx/xx/2020, the debtor sxxpay arrearage in the amount of xx and the post-xx monthly payment will be in the amount of $xxxme plan was confirmed on xx/xx/2020. Current occupancy and condition of the subject property are unable to determine from the collection comment. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019.
POC has been filed by the creditor, "xx" for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2019.
According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. Hence, the unsecured portion should be in the amount of $xxxr, the schedule D does not reflect any amount for unsecured debt.
According to chapter 13 plan dated xx/xx/2019, the debtor sxxpay to the trustee in the amount of $xxx60 months. The same plan was confirmed on xx/xx/2019. According to first modified chapter 13 plan dated xx/xx/2020, the debtor sxxpay arrearage in the amount of xx and the post-xx monthly payment will be in the amount of $xxxme plan was confirmed on xx/xx/2020.
This loan modification agreement was made between the borrower, “xx” and the lender, "xx" on xx/xx/2015. According to modified terms, the new principal balance is xx out of which xx is deferred principal balance. Hence, the interest bearing amount is reflected as xx. This deferred balance is eligible for forgiveness only if borrower was not default on new payments such that the equivalent of three full monthly payments. Then, on each of the first, second and third anniversaries of xx/xx/2015, the lender sxxreduce the deferred principal balance in the installments equal to one third of the deferred principal amount.
Borrower promises to pay P&I in the amount of xx with the modified interest rate of 3.625% beginning from xx/xx/2015 till the maturity date of xx/xx/2035.
Affiliated Business Disclosure Credit Report HUD-1 Closing Statement Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Points and fees mentioned on the copy of Final Hud-1 located at “Origination and Closing_Settlement Statement_70228551.pdf” are illegible/ unreadable. Also, the itemization located at “xx” in the loan file does not list complete points and fees."	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosures are missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private xx Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "According to final HUD-1, the settlement date is xx/xx/2005 which is after the note date of xx/xx/2005."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, with Fremont Investment & Loan. With Instrument #xx.

 The chain of assignment has not been completed. The last assignee is xx xx USA, xx, As Trustee On Behalf Of Ace Securities xx. Home Equity xx and For the Registered Holders of Ace Securities xx. Home Equity xx, Series 2005-He6, Asset Backed Pass-through Certificates which were recorded on xx/xx/2020, with Instrument#xx, however it should be with NRZ.

The Active mortgages, liens and judgments against borrower and property are as follows:

Title issue:
The subject xx was recorded on xx/xx/2005. The updated title dated xx/xx/2020 shows there is a senior xx active against property which is prior to the subject xx, In the favor of Lake Equipment Leasing xx. This was originated on xx.00.

The Combined annual taxes are paid in the amount of xx

No prior delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is delinquent for 20 months. Unable to determine last payment received date as borrower is delinquent for 20 months. The next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx54 and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the servicing comments, the loan is active in litigation. According to the payment history as of xx/xx/2020, the borrower is delinquent for 20 months. Unable to determine last payment received date as borrower is delinquent for 20 months. The next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx54 and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx.
Update:
As per the collection comment dated xx/xx/2022 the foreclosure was cancelled.
No addition information regarding the collection comment.
As per the sellers tape data and updated title report xx, the foreclosure was initiated. The file was referred to an attorney xx/xx/2018 and the complaint was filed on xx/xx/2018. However, the foreclosure was went on hold as the file was contested by the borrower.

Foreclosure Comments:As per the sellers tape data and updated title report xx the foreclosure was initiated. The file was referred to an attorney xx/xx/2018 and the complaint was filed on xx/xx/2018. However, the foreclosure was went on hold as the file was contested by the borrower.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Report HUD-1 Closing Statement Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final Hud-1 is missing from the loan file.However the Preliminary hud is available in the loan file at the location “Origination and Closing Settlement Statement_67269617”, which is originated on xx. The fees and points are considered from preliminary HUD.."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the late fees test.
This loan failed the prepayment term test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "• Late Fees Test: FAIL, Loan Data: 6.000%, Comparison Data: 2.000%, Variance: +4.000%.
This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.

• Prepayment Term Test: FAIL, Loan Data: Comparison Data: 24Months, Variance: +12Months.
This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file"
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.

1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. xx Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative xx Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. xx Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative Index Value at the time of origination is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx,with the lender xx as nominee for xxx xx. recorded in Instrument# | Book/Page# 6849 / 46.

The chain of assignment has not been completed. There is a Gap assignment needed from " xxx xx xxx, Not In Its Individual Capacity But Solely As Trustee For The xxx XI-B" to " xx., As Grantee, As Nominee For xx". The latest assignment is with “xxx xx xxx, Not In Its Individual Capacity, But Solely As Trustee For xxx Xi” recorded on xx/xx/2019 with Instrument# | xx

There is a junior xx recorded on xx/xx/2005, in the amount of $xxx the lender xx as nominee for xxx xx  recorded in Instrument# | xx

There are two Solid Waste Tax (Water/sewer/Utilities) active lien judgments in the favor of xxx xx recorded on xx/xx/2018 and xx/xx/2019 in the amount of $xxxd $xxxcase numbers xx
The 1st installment of Utilities Jurisdiction of the year 2020 are due for the date xx/xx/2020 in the amount of $xxxe annual xx taxes of the year 2019 are paid in the amount of $xxxx/xx/2019.
The 1st and 2nd installment of Utilities jurisdiction of the year 2019 are delinquent in the amount of  $xxxd $xxx xx/xx/2019  and xx/xx/2019 respectively with Good through xx/xx/2019.
Again the annual taxes of Utilities jurisdiction of the year 2017 and 2018 are delinquent in the amount of  $xxxd $xxxhe date xx/xx/2017 and xx/xx/2018 respectively. These delinquent utilities taxes are recorded as lien in the judgments section on xx/xx/2018 and xx/xx/2019 respectively.
As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2020 which was applied for due date xx/xx/2019. The current P&I is in the amount of xx PITI is in the amount of $xxx an interest rate of 3.824%.The current UPB reflected as per the payment history data is in the amount of xx.	Collections Comments:As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2020 which was applied for due date xx/xx/2019. The current P&I is in the amount of $xxx is in the amount of xx with an interest rate of 3.824%.The current UPB reflected as per the payment history data is in the amount of xx.
According to the xxx, the borrower xxx had filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2019 with POC amount mentioned as xx with arrearage xx
The order confirming Chapter 13 plan filed on xx/xx/2019  has confirmed the Amended Chapter 13 plan filed on xx/xx/2019 (Doc#17).As per the Chapter 13 plan (Doc#17) the debtor sxxpay the trustee an amount of  $xxxly for a period of 36 months. There is no unsecured portion in POC. There is no cram down in the plan.
The reason for default has not been mentioned . The tape data shows that the subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update:-
As per the servicing comments, the foreclosure was initiated on the loan. As per the comment dated xx/xx/2022, the sale date is scheduled for xx/xx/2022. As per the comment dated xx/xx/2022, the sale is cancelled. As per the comment dated xx/xx/2024, the FC was on hold due to BK filing.
As per the comment dated xx/xx/2022, the BK was filed on xx/xx/2022 with case # xx. As per the comment dated xx/xx/2022, the notice of motion to modify plan with case # xx was filed on xx/xx/2022 in Doc # 22.
As per the comment dated xx/xx/2022, the prior BK case # xx was discharged on xx/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2019 with POC amount mentioned as xx with arrearage xx
The order confirming Chapter 13 plan filed on xx/xx/2019 (Doc#22) has confirmed the Amended Chapter 13 plan filed on xx/xx/2019 (Doc#17).As per the Chapter 13 plan (Doc#17) the debtor sxxpay the trustee an amount of  $xxxly for a period of 36 months. There is no unsecured portion in POC. There is no cram down in the plan.
This is a conventional ARM-rate xx with P&I of xx with the rate of interest 6.87500 % and a maturity date of xx/xx/2035. The P&I as per payment history is xx and the rate of interest is 3.824 % however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. As per tape data, the loan has been modified on xx/xx/2018 and the relevant modification agreement is missing from the loan file. As per the xxx, the Notice of xx payment change (Doc#25) filed on xx/xx/2019 is found and the rate and new total payment xx matches. Hence the current status of loan is Bankruptcy delinquent.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure	2: Acceptable with Warnings	* ComplianceEase State/Local Predatory Test Failed (Lvl 2) "GAFLA 3/2003 High Cost Home Loan Points and Fees Threshold Test: FAIL Charged $xxxwed $xxx By +$xxx to make any Civil Claim is 5 years and that the Note Date is xx/xx/2005. SOL has been expired.

This loan failed the high cost home loan points and fees threshold test due to one of the following findings: (Georgia Fair Lending Act (GA SB 53)) The total points and fees (as defined in the legislation) exceed 5% of the total loan amount (as defined in the legislation) if the total loan amount is xx or more.

Fees Included -
Yield Spread Premium (Indirect / POC) $xxxer-Paid Points and Fees $xxxrney's Fee $xxxx Prepayment Penalty Amount $xxxoan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure document is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "The final TIL document is not hand dated by the borrower."		Significant	Not Covered	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the xx was originated on xx.
The chain of xx assignment is incomplete. Currently, the xx assignment is with xx xx USA, xx as Trustee on behalf of ACE Securities xx. Home Equity xx and for the registered Holders of Ace Securities xx. Home Equity xx, Series 2006- ASAP2. This should be with NRZ.
There is a junior xx open against the subject property in the favor of xx xx Company LTD in the amount of xx which was recorded on xx/xx/2005.

There are liens open as follows:
There is a HOA lien open against the subject property in the favor xx in the amount of $xxxch was recorded on xx/xx/2018.
There are three IRS liens open against the borrower “xx” in the favor of Department of the Treasury - Internal Revenue Service in the total amount of xx.4 which were recorded on xx/xx/2017, xx/xx/2017 & xx/xx/2019.
Annual combined taxes of 2019 have been paid in the amount of xx	The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2018. The loan is in delinquency for 9 months. The last payment was received on xx/xx/2020 in the amount of $xxx08 and it was applied for the due date of xx/xx/2018. The current P&I is xx and interest rate is 3.500%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections.
The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2018. The loan is in delinquency for 9 months. The last payment was received on xx/xx/2020 in the amount of $xxx08 and it was applied for the due date of xx/xx/2018.
Foreclosure was started in 2017 and the sale (Foreclosure_Document Uploads_xxx.pdf
) was scheduled on xx/xx/2017. No further details have been found.
Previously, the foreclosure was started in 2015 and the sale (Foreclosure_Notice of Sale_xxx.pdf) was scheduled on xx/xx/2015. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2015. This bankruptcy case was dismissed on xx/xx/2015 and it was terminated on xx/xx/2016.
According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2015. Schedule D in xxx dated xx/xx/2015 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as $xxx09. This case was dismissed on xx/xx/2015 and it was terminated on xx/xx/2016.
As per comment dated xx/xx/2019, the hazard insurance claim was filed for property loss and it was classified to monitor. Comment dated xx/xx/2019 states that the property had loss due to hazard in the amount of xx. On the same day signed contractors Bid was received and accepted. No further details have been found.
According latest exterior xxx Report (xxx_1.pdf) dated xx/xx/2019, the subject property is occupied by owner and the property is in average condition. No damages and estimated repairs have been noted.

As per comment dated xx/xx/2029, the trial plan was offered for 3 months effective from xx/xx/2019. Comment dated xx/xx/2020 states that the last trial payment was due. No further details have been found.

Update:-
As per the servicing comments, the foreclosure was initiated on the loan. As per the comment dated xx/xx/2023, the sale was scheduled for xx/xx/2023. As per the comment dated xx/xx/2024, the FC sale date was cancelled due to the loan reinstated.
As per the comment dated xx/xx/2023, there were 2nd lien DOT reported and 2 federal tax liens along with HOA as well. The HOA declaration reports it is subordinate and inferior to a recorded deed of trust that secures a 1st or senior purxxxmoney xx.
Foreclosure Comments:Foreclosure was started in 2017 and the sale (Foreclosure_Document Uploads_xxx.pdf
) was scheduled on xx/xx/2017. No further details have been found that currently the foreclosure is open or not.
Previously, the foreclosure was started in 2015 and the sale (Foreclosure_Notice of Sale_1621335677.pdf) was scheduled on xx/xx/2015. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2015. This bankruptcy case was dismissed on xx/xx/2015 and it was terminated on xx/xx/2016.
Bankruptcy Comments:According to the xxx,xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2015. Schedule D in xxx dated xx/xx/2015 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as $xxx09. This case was dismissed on xx/xx/2015 and it was terminated on xx/xx/2016.	This loan modification agreement was made between borrower xx with the new modified unpaid principal balance is xx. The interest bearing amount was xx with interest rate 3.50% and the modified P&I was $xxx. The first modified payment due date was xx/xx/2016 and the maturity date will be xx/xx/2036.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file"
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in the state of xx The following required State Disclosures are missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file"		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$15,606.59	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx. which was recorded on xx/xx/2005.
The chain of the assignment has been completed. The latest assignment is with U.S. xx xxx, not in its individual capacity but solely as trustee of the xxXI-B which was recorded on xx/xx/2019.

No judgment and liens were open against the borrower.
No prior years delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 22 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is in bankruptcy. According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 22 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx
The reason for default is decreased income. The subject property has been occupied by the owner. No comments have been found for damages or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2015. The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is xx. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is $xxxhe chapter 13 plan was confirmed on xx/xx/2018. The debtor sxxpay to the trustee $xxx for 60 months. The last date of filing is xx/xx/2019.	According to the modification, the loan was modified on xx/xx/2011 between the borrower xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 8.742 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2011. The maturity date as per modification is xx/xx/2035. This loan was modified once.	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2020 shows that the xx was originated onxx (borrower) and (lender) xx, in the amount of xx. The subject xx was recorded on xx/xx/2005 with the instrument # xx  The chain of the assignment has been completed. The current assignment is with U S xx xx, not in its individual capacity but solely as trustee for xxx.
There are two state tax liens active against the borrower in favor of Ohio State Department Taxation the amount of lien is not available.
There civil judgments are found against the borrower. The two judgments are in favor of xx xx xxxxxxin the total amount of $xxxthird judgment is in the amount of $xxxvor of xxx I xx.
The first installments of xx taxes for the year of 2019-20 have been paid in the amount of xx The second installments of xx taxes for the year of 2019-20 are due in the amount of $xxxhe due date of xx/xx/2020. The current ownership is vested in the name of xx (borrower).

The review of the payment history shows that, the borrower is currently delinquent from more than 30 months and the next due date is for xx/xx/2017. The last payment was received on xx/xx/2019, in the amount of $xxxch was applied for xx/xx/2017. The UPB stated in the payment history is xx. The Current P&I is xx and PITI is xx with the interest rate of 3.47%.

Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The reason for default is curtailment of income. The property has been occupied by the owner himself.
The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2019.
The foreclosure process was initiated and the file was referred to an attorney. The complaint was filed. The sale was scheduled on xx/xx/2019. The foreclosure process was kept on hold from xx/xx/2019 because of active bankruptcy. No further details have been found.
Foreclosure Comments:The foreclosure process was initiated and the file was referred to an attorney. The complaint was filed. The sale was scheduled on xx/xx/2019. The foreclosure process was kept on hold from xx/xx/2019 because of active bankruptcy. No further details have been found.
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2019.
The POC was filed on xx/xx/2020, the amount of claim is xx and amount of arrearage is xx, under chapter 13, the debtor sxxpay to the trustee in the amount of $xxxhedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx.

The modification agreement was done on xx/xx/2016, between the (borrower) xx and the (lender) xx.
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of 3.47% with the modified P&I of $xxxrst payment date was due on xx/xx/2017 and the new maturity date is xx/xx/2036.
A deferred balance of xx has been stated. According to balloon payment disclosure attached to modification agreement, the deferred balance is eligible for forgiveness in installments.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the points and fees test and the prepayment penalty term test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan charges a prepayment penalty with a term exceeding 3 years."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in state of xx. The following state required disclosures are missing namely as
1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
3. Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The Updated title report dated xx/xx/2020 shows that the xx was originated onxx (borrower) and (lender) xx, a division of xxx xx, in the amount of xx. The subject xx was recorded on xx/xx/2005 with the instrument # xx  The chain of the assignment has been completed. The current assignment is with U S xx xxx, Not in Its Individual Capacity, But Solely as Trustee of the xxx Xi-B.
There are two xx liens in the total amount of xx in favor of  xx.
The first installments of xx taxes for the year of 2019 have been paid in the amount of $xxxsecond installments of xx taxes for the year of 2019 are delinquent in the amount of $xxxhe due date of xx/xx/2020. The current ownership is vested in the name of xx (borrower).

The review of the payment history shows that, the borrower is currently delinquent from more than 28 months and the next due date is for xx/xx/2017. The last payment was received on xx/xx/2018, in the amount of xx which was applied for xx/xx/2017. The UPB stated in the payment history is xx. The Current P&I is xx and PITI is xx with the interest rate of 3.125%.	Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The reason for default is death in borrower’s family. The property has been occupied by the owner himself.
According to comment history dated xx/xx/2018, the property has damaged because of hurricane. The amount of loss is xx and the date of loss is xx/xx/2017. The comment history dated xx/xx/2019 states that the inspection completed 50% and 90% of all structural 100% completed.
The borrower xxx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2015. The plan was confirmed on xx/xx/2016. The POC was filed on xx/xx/2015, the amount of claim is xx and amount of arrearage is xx, under chapter 13, the debtor sxxpay to the trustee in the amount of $xxxhedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2015. The plan was confirmed on xx/xx/2016. The POC was filed on xx/xx/2015, the amount of claim is xx and amount of arrearage is xx, under chapter 13, the debtor sxxpay to the trustee in the amount of $xxxhedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx.
There is no any evidence of cram down.

The modification agreement was done on xx/xx/2016, between the (borrower) xx and the (lender) xx. The reason for modification is financial hardship. As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of 4% with the modified P&I of $xxxrst payment date was due on xx/xx/2013 and the new maturity date is xx/xx/2053. There is a deferred balance of xx has been stated.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Dicsloures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the late fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     ""The Servicing Transfer Disclosure is missing from the loan file. ""
* Operative index value is unable to confirm (Lvl 2)     ""The operative index value is unable to be determined from the available loan files. ""
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$37,050.89	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 in favor of xx as nominee for xx.
The chain of assignment is completed as the subject xx is still with the lender, U.S. xx xxx, not in its individual capacity, but solely as trustee of the xx XI-B.
Active junior or senior judgments/liens/mortgages:
1. There is an active junior xx Lien available in the updated title report against Patricia Gutierrez in the amount of $xxxin favor of "Doctors xx of Laredo" and it was recorded on xx/xx/2011.
The annual xx taxes for the year 2019 have been paid in full in the amount of $xxx xx/xx/2020.
The annual City taxes for the year 2019 have been paid in full in the amount of $xxx xx/xx/2019.
The annual School taxes for the year 2019 have been paid in full in the amount of $xxx xx/xx/2020.
Review of updated payment history as of xx/xx/2020 shows that the loan is currently in delinquency for +12 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of xx for the due date of xx/xx/2018. The UPB as of the date is in the amount of xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is currently in delinquency for +12 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2018. The UPB as of the date is in the amount of xx.
The collection comment dated xx/xx/2018 shows that the Foreclosure was initiated on the loan and the file was referred to attorney. Later the foreclosure was placed on hold due to bankruptcy.
The borrower (xx) had filed Bankruptcy under chapter-13 on xx/xx/2018 with the Case#xx. Loan is still in active BK.

Foreclosure Comments:The collection comment dated xx/xx/2018 shows that the Foreclosure was initiated on the loan and the file was referred to attorney. Later the foreclosure was placed on hold due to bankruptcy.
The borrower (xx) had filed Bankruptcy under chapter-13 on xx/xx/2018 with the Case#xx. Loan is still in active BK.

Bankruptcy Comments:The borrower (xx) had filed Bankruptcy under chapter-13 on xx/xx/2018 with the Case#xx. The POC was filed on xx/xx/2018 with the secured claim of xx and an arrearage of xx. The Motion to dismiss the case was filed on xx/xx/2018. Date of last filling is xx/xx/2020. Loan is still in active BK.	The loan was modified on xx/xx/2014 with new principal balance of xx. The borrower promised to pay the new modified P&I of $xxx with the new fixed interest rate of 4.600% beginning from xx/xx/2014 till the new maturity date of xx/xx/2035.	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan is failed for TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for TILA Finance Charge Test.
Loan data xx, comparison data xx hence the variance is -xx."
								* Missing Required Disclosures (Lvl 2) "List of service provider is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 in favor of xx.

The chain of assignment is completed as the subject xx is currently assigned to “U.S. xx xxx, not in its individual capacity, but solely as trustee of the xx XI-B” and this AOM was recorded on xx/xx/2019.

1. There is a break/gap in chain of assignment from "U.S. xx xxx Trustee for Specialty Underwriting and Residential Finance Trust xx Loan Asset-Backed Certificates, Series 2006-BC1" to "xx xxx, xx"

2. There is a break/gap in chain of assignment from "xx Trustee for Specialty Underwriting and Residential Finance Trust xx Loan Asset-Backed Certificates, Series 2006-BC1."

Active junior or senior judgments/liens/mortgages:

1. There is an active junior/piggy back xx in the updated title report in the amount of xx in favor of "MILA, xx., DBA xx Investment Lending Associates, xx., A xx Corpo" and it was recorded on xx/xx/2005 .

2. There is an active junior State Tax Lien in the updated title report against xx in the amount of $xxxfavor of "Illinois Dept of Revenue" and it was recorded on xx/xx/2019.

The 1st installment of combined tax for 2018 has been paid off in the amount of $xxxxx/xx/2019 and 2nd installment of $xxx also been paid off on xx/xx/2019.

No prior year delinquent taxes have been found in the updated title report.	Review of updated payment history as of xx/xx/2020, the loan is currently in delinquency for +10 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of xx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in delinquency for +10 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.
The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2019 with the Case#xx and the plan is not confirmed yet.
The Schedule-D in xxx shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx.
The POC was filed on xx/xx/2020 with the secured claim of xx with an arrearage of xx.
According to the debtor's Chapter-13 plan was filed on xx/xx/2019, the debtor will maintain the contractual payments on the subject claim and these payments will be disbursed by the debtor and the pre-xx arrearage of xx will be disbursed by trustee through plan.
The subject creditor had filed an objection on xx/xx/2020 to confirm the plan as the POC that subject creditor intends to file includes an estimated pre-xx arrearage in the amount of xx. However, the Debtor's Plan provides that the Chapter 13 Trustee sxxdisburse xx in pre-xx xx arrears over the life of the plan.
The debtor had filed Bankruptcy earlier also on xx/xx/2017 under chapter-13 & the debtor’s this bankruptcy case was dismissed on xx/xx/2019.
The foreclosure file was referred to an attorney on xx/xx/2014 & the complaint was filed on xx/xx/2014. The FC judgment was entered on xx/xx/2015. The foreclosure proceedings were being delayed due to filing of 3 Bankruptcies back to back since 2015. The last bankruptcy was filed on xx/xx/2019. The loan is still in active Bankruptcy.

Foreclosure Comments:The foreclosure file was referred to an attorney on xx/xx/2014 & the complaint was filed on xx/xx/2014. The FC judgment was entered on xx/xx/2015. The foreclosure proceedings were being delayed due to filing of 3 Bankruptcies back to back since 2015. The last bankruptcy was filed on xx/xx/2019. The loan is still in active Bankruptcy.

Bankruptcy Comments:Claim No: 3
The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2019 with the Case#xx and the plan is not confirmed yet.
The Schedule-D in xxx shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx.
The POC was filed on xx/xx/2020 with the secured claim of xx with an arrearage of xx.
According to the debtor's Chapter-13 plan was filed on xx/xx/2019, the debtor will maintain the contractual payments on the subject claim and these payments will be disbursed by the debtor and the pre-xx arrearage of xx will be disbursed by trustee through plan.
The subject creditor had filed an objection on xx/xx/2020 to confirm the plan as the POC that subject creditor intends to file includes an estimated pre-xx arrearage in the amount of xx. However, the Debtor's Plan provides that the Chapter 13 Trustee sxxdisburse $xxx52 in pre-xx xx arrears over the life of the plan.
The debtor had filed Bankruptcy earlier also on xx/xx/2017 under chapter-13 & the debtor’s this bankruptcy case was dismissed on xx/xx/2019.
			Not Applicable	Credit Application	2: Acceptable with Warnings			* Application Missing (Lvl 2) "The final 1003 is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx with xx with Instrument# | xx.
The chain of assignment has been completed. Currently, the assignment is with xxx xx xxx, not in its individual capacity, but solely as trustee of the xxx XI-B. However, there is a gap in assignment from xxx xx xxx to xx of xxx, xxx
1) There is an active xxx lien against the borrower xx which was recorded on xx/xx/2017 in favor of xxx for the amount of xx.
2) There is civil judgment in the favor of  xx which was recorded on xx/xx/2017.
The first and second installment xx taxes of 2019 have been paid in the total amount of xx No delinquent taxes have been found for the prior year.	The review of payment history shows that the borrower has been delinquent for 21 months and next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of xx for the due date of xx/xx/2018. The UPB is reflected in the amount of xx till the due date of xx/xx/2018.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019 with the POC amount is xx and the arrearage amount is xx. xxx, Schedule-D shows the amount of xx as an unsecured portion out of the amount of claim xx and the value of the collateral is xx. Did not see any comments reflecting cram down.
As per collection comments, foreclosure was initiated. As per comment dated xx/xx/2019 foreclosure was referred to an attorney on xx/xx/2018. However, foreclosure was kept on hold due to bankruptcy filed on xx/xx/2019.
The review of payment history shows that the borrower has been delinquent for 21 months and next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxxthe due date of xx/xx/2018. The UPB is reflected in the amount of xx till the due date of xx/xx/2018.
The step loan modification agreement wa made on xx/xx/2015 between the borrower  xx. The borrower promises to make a monthly payment of $xxx the interest rate of 2.000% for 60 months, then $xxx the interest rate of 3.000% for 12 months and $xxx the interest rate of 4.000% beginning from xx/xx/2021 till the maturity date of xx/xx/2055. The deferred balance amount is xx and the interest-bearing amount is xx. The New Principal Balance stated in the modification is xx.
The reason for default as per servicing comment is reduction of income.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.

Update:-
No issues found in the available collection comment.

Foreclosure Comments:As per collection comments, foreclosure was initiated. As per comment dated xx/xx/2019 foreclosure was referred to an attorney on xx/xx/2018. However, foreclosure was kept on hold due to bankruptcy filed on xx/xx/2019.
Bankruptcy Comments:The borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019 with the POC amount is xx and the arrearage amount is xx. xxx, Schedule-D shows the amount of xx as an unsecured portion out of the amount of claim xx and the value of the collateral is xx. Did not see any comments reflecting cram down.	The step loan modification agreement wa made on xx/xx/2015 between the borrower xx. The borrower promises to make a monthly payment of xx with the interest rate of 2.000% for 60 months, then $xxx the interest rate of 3.000% for 12 months and $xxx the interest rate of 4.000% beginning from xx/xx/2021 till the maturity date of xx/xx/2055. The deferred balance amount is xx and the interest-bearing amount is xx. The New Principal Balance stated in the modification is xx.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Dicsloures Missing Required State Disclosures	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "As per review, loan program disclosure is missing from loan files."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maryland state. The following state disclosures are missing from the loan file.
Affidavit of Consideration
Affidavit of Disbursement
First Time Buyers Affidavit
Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
Balloon Payment
No Escrow Account
Mandatory Binding Arbitration Disclosures
Home Buyer Education and Counseling Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 and it was recorded on xx/xx/2005 under Bk/Pg# xx  in favor of  xx. No assignment has been found in updated title report. The current assignee is xx.
No active judgments or liens have been found against the borrower or subject property.
The annual combined taxes of 2019 have been paid in the amount of $xxx prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2020 the loan is in delinquency for 10 months. The last payment was received on xx/xx/2019 in the amount of xx with interest rate of 4.125% and P&I $xxx for the due date of xx/xx/2019. The next due date is xx/xx/2019. The current UPB reflected is in the amount of xx.	Collections Comments:As per available comments the loan is active in bankruptcy. The debtor xx had filed bankruptcy under ch#xx with case# xx on xx/xx/2018. The POC was filed by subject creditorxxxxx xxx on xx/xx/2018 with the claim amount of xx and arrears are xx. The plan was confirmed on xx/xx/2019. As per amended plan dated xx/xx/2019 the debtor sxxcure arrears through the plan and allowed claim to be paid through the plan is xx with the monthly regular payment $xxx and escrow $xxx for 60 months. Motion to dismiss case was filed on xx/xx/2020 but debtor denied the allegations contained in the Motion as the debtor current with the payments and only one month behind the payments and the Motion was denied on xx/xx/2020.

The loan is in delinquency for 10 months. The last payment was received on xx/xx/2019 in the amount of $xxx44 with interest rate of 4.125% and P&I $xxx for the due date of xx/xx/2019. The next due date is xx/xx/2019. The current UPB reflected is in the amount of xx.
The Loan has been modified with fixed amortization and modification agreement was made on an effective date of xx/xx/2010. The new principal balance is xx. The borrower had given promise to pay P&I in the amount of $xxx with new interest rate of 4.125%. The first payment had begun from xx/xx/2010 and ends with the maturity date of xx/xx/2035.

As per comment dated xx/xx/2018 the reason for default is loss of job/curtailment of income.
The comment dated xx/xx/2019 states that property is owner occupied. The comment dated xx/xx/2017 reflects that damage has been found due to disaster. However, no further information has been found regarding damage. Unsure whether the damage has been repaired or not.

No comments have been found regarding foreclosure proceedings.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed bankruptcy under ch#13 with case# xx on xx/xx/2018. The POC was filed by subject creditorxxxxx xxx on xx/xx/2018 with the claim amount of xx and arrears are xx. The plan was confirmed on xx/xx/2019. As per amended plan dated xx/xx/2019 the debtor sxxcure arrears through the plan and allowed claim to be paid through the plan is xx with the monthly regular payment $xxx and escrow $xxx for 60 months. Motion to dismiss case was filed on xx/xx/2020 but debtor denied the allegations contained in the Motion as the debtor current with the payments and only one month behind the payments and the Motion was denied on xx/xx/2020.	The Loan has been modified with fixed amortization and modification agreement was made on an effective date of xx/xx/2010. The new principal balance is xx. The borrower had given promise to pay P&I in the amount of $xxx with new interest rate of 4.125%. The first payment had begun from xx/xx/2010 and ends with the maturity date of xx/xx/2035.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx and required state disclosures are missing from the loan file.
Choice of Insurance Notice
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement
TX Loan Agreement Notice
Commitment Requirement/Anti-Tying."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2020 shows that the xx was originated on xx., in the amount of xx. The subject xx was recorded on xx/xx/2005 with the instrument #xx. The chain of the assignment has been completed. The current assignment is withxxxxx xxx, not in its individual capacity, but solely as trustee of xx, Its Successors and Assigns. There is junior xx active found. It was originated on xx. It was originated with the amount xx in favor of xx xx Company, xx. There is a civil judgment in the amount of $xxxfavor of Credit Acceptance. The annual installments of combined taxes for the year of 2019 have been paid in the amount of $xxxhe current ownership is vested in the name of xx (borrower).	The review of the payment history shows that, the borrower is currently delinquent from more than 4 months and the next due date is for xx/xx/2019. The last payment was received on xx/xx/2020, in the amount of $xxxich was applied for xx/xx/2019. The UPB stated in the payment history is xx. The Current P&I is $xxx and PITI is $xxx, with the interest rate of 3.5%.

Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The reason for default is excessive obligation. The property has been occupied by the owner himself. No damage or repair to the property has been found. The borrower is currently delinquent from more than 4 months. The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2017. The plan was confirmed on xx/xx/2017.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2017. The plan was confirmed on xx/xx/2017. The POC was filed on xx/xx/2017, the amount of claim is xx and amount of arrearage is $xxxder chapter 13, the debtor sxxpay to the trustee in the amount of $xxx. The schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx out of which xx is unsecured. There is no any evidence of cram down.	The modification agreement was done on xx/xx/2016, between the (borrower) xx and the (lender) xx. The reason for modification is financial hardship. As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of 3.5% with the modified P&I of $xxx. The first payment date was due on xx/xx/2016 and the new maturity date is xx/xx/2056. There is no deferred balance has been stated.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the points and fees test and the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The xx loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the xxe Rules and Regulations, brokerage fee is synonymous with finder fee. Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and sxxbe grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "The initial Escrow Account Disclosure and List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in state of xxe. The following state required disclosures are missing in the loan file namely as 1. Placement of Insurance Disclosure 2. TN Consent to Disclosure of Insurance Information 3. Choice of Agent/insurer 4. Insurance Solicitation/Post Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the available loan files."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report as of xx/xx/2020 shows that the subject xx was originated on xx.

The chain of assignment is completed as the subject xx is currently assigned to “U.S. xx xxx, not in its individual capacity, but solely as trustee of the xx” and this AOM was recorded on xx/xx/2019.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The annual combined taxes for 2019 have been paid in full in the amount of $xxxxx/xx/2019.

No prior year delinquent taxes have been found in the updated title report.
Review of updated payment history as of xx/xx/2020, the loan is currently in delinquency for +5 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.
Collections Comments:The loan is currently in active bankruptcy and the loan is currently in delinquency for +5 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.
The borrower xx had filed bankruptcy under Chapter 13 with the Case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018.
The Schedule-D in xxx shows that the unsecured amount is $xxxut of secured claim in the amount of xx and the value of collateral is xx.
According to the debtor's Chapter-13 plan was filed on xx/xx/2018, the ongoing xx payments will be disbursed by trustee in the amount of $xxx68 per month and the estimated arrearage of $xxx00 will be paid in full through the plan. This plan was confirmed on xx/xx/2018.
The POC was filed on xx/xx/2018 with the secured claim of xx with an arrearage of $xxx67. The amended POC was filed on xx/xx/2019 with the secured claim of xx with an arrearage of $xxx67
The trustee had filed to motion to modify the plan on xx/xx/2019 as the current plan payment is $xxx00 per month and a review of the plan indicates that the plan payment is insufficient to deal with plan debt without an increase in plan payment to at least $xxx00 per month by August 2019. The motion was granted on xx/xx/2019.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Claim No: 8
The borrower xx had filed bankruptcy under Chapter 13 with the Case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018.
The Schedule-D in xxx shows that the unsecured amount is $xxxut of secured claim in the amount of xx and the value of collateral is xx.
According to the debtor's Chapter-13 plan was filed on xx/xx/2018, the ongoing xx payments will be disbursed by trustee in the amount of $xxx68 per month and the estimated arrearage of $xxx00 will be paid in full through the plan. This plan was confirmed on xx/xx/2018.
The POC was filed on xx/xx/2018 with the secured claim of xx with an arrearage of $xxx67. The amended POC was filed on xx/xx/2019 with the secured claim of xx with an arrearage of $xxx67
The trustee had filed to motion to modify the plan on xx/xx/2019 as the current plan payment is $xxx00 per month and a review of the plan indicates that the plan payment is insufficient to deal with plan debt without an increase in plan payment to at least $xxx00 per month by August 2019. The motion was granted on xx/xx/2019.
The loan was modified on xx/xx/2011 with new principal balance of xx. The borrower promises to pay the new modified P&I of $xxx with the new fixed interest rate of 7.950% beginning from xx/xx/2011 to the new maturity date of xx/xx/2035.	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE risk indicator is "Moderate" since This loan failed the late fees test as the loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.

Late Fees Test: FAIL    Charged: 5.000%    Allowed: 4.000%    Over by: +1.000%"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test as the loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.

								Late Fees Test: FAIL Charged: 5.000% Allowed: 4.000% Over by: +1.000%"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Update Title xx/xx/2020, originated withxx. DBAxx. on xx/xx/2005 for xx. Annual Tax Amount $xxxs per updated title report dated xx/xx/2020, there is one Agreed Order on Application for Expedited Foreclosure recorded on xx/xx/2015(xx) in favor of xx. (the document is recorded on xx/xx/2015 with case # xx. As per document amount required to satisfy this lien is xx. The HOA Summerlyn Community Association xx. has started the foreclosure action. At the time this action was initiated the subject xx assignee was xx, as Trustee for the Holders of the Specialty Underwriting and Residential Finance Trust, xx loan Asset-Backed Certificates, Series 2006-BC 1. This assignee was not served in the lis pendense. Currently the subject property owner is still (borrower)xx. No further information has been found regarding the same.
2019 taxes are paid in the amount of $xxxere is no delinquency found regarding prior taxes.	The payment history as of xx/xx/2020 shows that the borrower is delinquent for 7 months and next payment due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the P&I amount of $xxx which was applied for the due date on xx/xx/2019.The current UPB is in the amount of xx.	Collections Comments:Currently the loan is in active xx ruptcy.
the borrower is delinquent for 7 months and next payment due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the P&I amount of $xxx which was applied for the due date on xx/xx/2019.The current UPB is in the amount of xx.
there is one Agreed Order on Application for Expedited Foreclosure recorded on xx/xx/2015(xx.pdf page # xx) in favor of xx. (the document is recorded on xx/xx/2015 with case # xx. As per document amount required to satisfy this lien is xx. The HOA Summerlyn Community Association xx. has started the foreclosure action. At the time this action was initiated the subject xx assignee was xx, as Trustee for the Holders of the Specialty Underwriting and Residential Finance Trust, xx loan Asset-Backed Certificates, Series 2006-BC 1. This assignee was not served in the lis pendense. Currently the subject property owner is still (borrower) xx. No further information has been found regarding the same.
Loan is not modified since origination.
2019 taxes are paid in the amount of $xxx03. There is no delinquency found regarding prior taxes.

Update:
As per the comment dated xx/xx/2024, the roof was damaged to subject property due to the hurricane.  The estimated repair cost is $xxx63. No evidence regarding repair completion has been found in CC.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower filed bankruptcy under chapter 13, case # xx on xx/xx/2015. Plan is yet to be confirmed. POC was filed on xx/xx/2015 with secured claim amount of xx and arrearage of $xxx94.	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing form loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, this loans is not failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing form loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 in favor of xx as nominee for xx.

The chain of assignment is completed as the subject xx is currently assigned to “U.S. xx xxx, not in its individual capacity, but solely as trustee of the xx” and this AOM was recorded on xx/xx/2019.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The current year xx taxes have been exempted.	Review of updated payment history as of xx/xx/2020, the loan is currently in delinquency for +5 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in active Bankruptcy. The loan is in delinquency for +5 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.
The debtor xx had filed Bankruptcy under chapter-13 on xx/xx/2018 with the Case#xx and the plan was confirmed on xx/xx/2019.
The Schedule-D in xxx shows that the unsecured amount is $xxxut of secured claim in the amount of xx and the value of collateral is #xx.
The POC was filed on xx/xx/2018 by "xx" with the secured claim of xx with an arrearage of $xxx10.
According to the debtor's Chapter-13 plan which was filed on xx/xx/2017, the debtor would maintain the contractual installment payments on the subject secured claim and the estimated arrearage of  $xxx00 would be paid in full through disbursements by the trustee with the monthly payment of $xxx. This plan was confirmed on xx/xx/2019.
The xxx was filed on xx/xx/2019 due to failure to make monthly ongoing payments per plan, however, the court had denying xxx on xx/xx/2019 by conditionally through the order.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Claim No: 1
The debtor xx had filed Bankruptcy under chapter-13 on xx/xx/2018 with the Case#xx and the plan was confirmed on xx/xx/2019.
The Schedule-D in xxx shows that the unsecured amount is $xxxut of secured claim in the amount of xx and the value of collateral is #xx.
The POC was filed on xx/xx/2018 by "xx" with the secured claim of xx with an arrearage of $xxx10.
According to the debtor's Chapter-13 plan which was filed on xx/xx/2017, the debtor would maintain the contractual installment payments on the subject secured claim and the estimated arrearage of  $xxx00 would be paid in full through disbursements by the trustee with the monthly payment of $xxx. This plan was confirmed on xx/xx/2019.
The xxx was filed on xx/xx/2019 due to failure to make monthly ongoing payments per plan, however, the court had denying xxx on xx/xx/2019 by conditionally through the order.
The loan was modified on xx/xx/2015 with new principal balance of xx. The borrower promises to pay the new modified P&I of $xxx with the new fixed interest rate of 4.250% beginning from xx/xx/2015 to the new maturity date of xx/xx/2055.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Dicsloures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE risk indicator is "Moderate" since this loan failed the prepayment term test as the loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.

Prepayment Term Test: FAIL    disclosed: 24 Months     Should be: 0 Months    Over by: 24 Months"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test as the loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.

Prepayment Term Test: FAIL    disclosed: 24 Months     Should be: 0 Months    Over by: 24 Months"
* Loan program disclosure missing or unexecuted (Lvl 2)     "The Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "Settlement Services Providers List (SSPL) disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "The operative index of the loan is not confirmed as the Closing Instructions, Rate Lock Agreement and Loan Program disclosure are missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Udated title dated xx/xx/2020 reflects the correct owner. Open xx from xx recorded xx/xx/2005 for xx. There are no active liens or judgments on the report. Taxes have been paid to date. Annual tax amount is 1984.40	Payment history as of dated xx/xx/2020 shows the borrower is delinquent for 5 months and the next payment due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the P&I amount of $xxx56 which was applied for the due date on xx/xx/2019. The current UPB is in the amount of xx. As per payment history tape data, the current Interest Rate is 5.00%.	Collections Comments:As per the servicing comments, the loan is in bankruptcy. Payment history as of dated xx/xx/2020 shows the borrower is delinquent for 5 months and the next payment due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the P&I amount of $xxx56 which was applied for the due date on xx/xx/2019. The current UPB is in the amount of xx. As per payment history tape data, the current Interest Rate is 5.00%.
As per the servicing comments, the foreclosure was initiated. The file was referred to an attorney on xx/xx/2017. However, the foreclosure was put on hold as borrower filed the bankruptcy on xx/xx/2017 with case#xx.
xx had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2017. The debtor had filed the chapter 13 plan on xx/xx/2017 which was confirmed on xx/xx/2017. According to the plan, the debtor sxxpay to the trustee $xxx for 60 months. The creditor had filed the POC on xx/xx/2017 with the secured claim amount of xx and the arrearage of xx. The schedule D of xxx shows the amount of claim as xx and the collateral value as xx. Therefore, the unsecured portion is xx. The last date of filing is xx/xx/2019.
Foreclosure Comments:As per the servicing comments, the foreclosure was initiated. The file was referred to an attorney on xx/xx/2017. However, the foreclosure was put on hold as borrower filed the bankruptcy on xx/xx/2017 with case#xx.
Bankruptcy Comments:xx had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2017. The debtor had filed the chapter 13 plan on xx/xx/2017 which was confirmed on xx/xx/2017. According to the plan, the debtor sxxpay to the trustee $xxx for 60 months. The creditor had filed the POC on xx/xx/2017 with the secured claim amount of xx and the arrearages of xx. The schedule D of xxx shows the amount of claim as xx and the collateral value as xx. Therefore, the unsecured portion is xx. The last date of filing is xx/xx/2019.
The motion for relief was filed on xx/xx/2018 and its order was granted on xx/xx/2018.	Modification between xx (Borrower) and xx(Lender) on xx/xx/2010.The UPB is xx. The borrower will pay xx beginning on xx/xx/2010 at 2.99%. The maturity date is xx/xx/2036. The loan has been modified once since origination.	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan Program Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Missing operative index is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "Settlement date on the finalHUD reflects xx/xx/2005. Note date is xx/xx/2005"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows that the subject xx was recorded on xx/xx/2005 with xx as nominee for xx.
The chain of assignment has been completed as currently the assignment is with U.S. xx xxx, Not in its Individual Capacity, But Solely As Trustee of the xxXI-B recorded on xx/xx/2019.
No active judgments or liens have been found pending.
Property Tax Status;
1) Annual combined taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/2020 shows that the borrower is not making regular payments. The loan payments are currently 7 months in delinquency. The next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the total amount of $xxx84 for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 2.000% with P&I in the amount of $xxx.	Collections Comments:Collection comments available from xx/xx/2011 till xx/xx/2020 shows that the borrower is not making regular payments. The loan payments are currently 7 months in delinquency. The next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the total amount of $xxx84 for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 2.000% with P&I in the amount of $xxx.
Loan Modification agreement was made between borrower “xx” and lender “xx.”
The loan was modified with an effective date of xx/xx/2015 and a new principal balance of xx to a step rate starting at 2.000 % and a P&I payment of $xxx that began from xx/xx/2015 with a new maturity date of xx/xx/2041.  The  rate is in 3 steps ending with 3.875%.
Foreclosure was initiated in the loan and was referred to the attorney on xx/xx/2017. The available notice of lis pendens with case#17 SP 534 located at (xxge#xx) shows that the foreclosure complaint was filed on xx/xx/2017. But, the foreclosure process was put on hold due to bankruptcy filed by the borrower.
According to xxx, the borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018. The plan was confirmed on xx/xx/2018.
The loan is currently in active bankruptcy.

Update:-
As per the comment dated xx/xx/2024, the BK chapter 13 case #xx was dismissed on xx/xx/2024 and not yet terminated.
Foreclosure Comments:Foreclosure was initiated in the loan and was referred to the attorney on xx/xx/2017. The available notice of lis pendens with case#xx located at (xx.pdf Page#xx) shows that the foreclosure xx was filed on xx/xx/2017. But, the foreclosure process was put on hold due to bankruptcy filed by the borrower on xx/xx/2018.
Bankruptcy Comments:According to xxx, the borrower xxx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018. The plan was confirmed on xx/xx/2018.
The POC was filed on xx/xx/2018 in the calim amount of xx with arrearage in the amount of xx.	Loan Modification agreement was made between borrower “xx” and lender “xx.”
The loan was modified with an effective date of xx/xx/2015 and a new principal balance of xx to a step rate starting at 2.000 % and a P&I payment of $xxx that began from xx/xx/2015 with a new maturity date of xx/xx/2041.  The  rate is in 3 steps ending with 3.875%.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is moderate as the loan is failing for Late Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test as;
Late Fees Test: FAIL 5.000% 4.000% +1.000%
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to calculate operative index value from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.
The chain of assignment has been completed. The latest assignment is with U.S. xx xxx, Not In Its Individual Capacity, But Solely As Trustee Of The xxXI-B which was recorded on xx/xx/2019.
There is a Junior xx in the favor of xx as nominee for xx which was recorded on xx/xx/2005 in the amount of xx, with the Instr | Book/Page# xx.
1st installment of xx jurisdiction tax of 2019 has been paid in the amount of $xxxxx/xx/2019.
2nd installment of xx jurisdiction tax of 2019 is due in the amount of $xxxxx/xx/2020.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower has been delinquent for 51 months. The last payment was received on xx/xx/2020 which was applied for xx/xx/2015 and the next due date for the payment is xx/xx/2015. The P&I is in the amount of $xxx05 and PITI is in the amount of $xxx17. The UPB reflected as per the payment history is in the amount of xx.

Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for 51 months. The last payment was received on xx/xx/2020 which was applied for xx/xx/2015 and the next due date for the payment is xx/xx/2015. The P&I is in the amount of $xxx05 and PITI is in the amount of $xxx17. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined from the latest collection comments.
The loan has never been modified since origination.
As per the comment dated xx/xx/2020, the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the complaint was filed on xx/xx/2015 which is located at xx. However, the FC was put on hold due to the borrower xx had filed bankruptcy under chapter 13 with case # xx on xx/xx/2015 and the plan was confirmed on xx/xx/2016.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with case # xx on xx/xx/2015 and the plan was confirmed on xx/xx/2016. As per the chapter 13 plan, the debtor sxxpay to the trustee the sum of $xxx00 per month for 60 months. The POC was filed on xx/xx/2015 with the secured claim amount of xx and the amount of arrearage is xx. The date of the last filing is xx/xx/2020.

Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* Lost Note Affidavit (Lvl 3) "The original note is lost as we have Lost note affidavit in file located on xx) however, the copy of note is present in file."	* DTI > 60% (Lvl 2) "As per 1003 dated xx/xx/2005, the total monthly income is in the amount of $xxx00 and the total monthly expenses are in the amount of $xxx67. Hence, DTI is exceeding 60%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private xx Insurance Disclosure
4. Hazard Insurance Disclosure
5. Insurer RecommendationDisclosure
6. Anti-Tying Disclosure
7. Privacy Notice
8. Notice of Right to Copy of Appraisal
9. Application for Credit-Married Persons
10. Fair Debt Collection Notice
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per HUD, the settlement date is xx/xx/2005, which is not aligned with the note date."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. The chain of assignment is incomplete as the subject xx is currently with the, “xx USA, xx As Trustee for the Registered Holders of xx . Home Equity xx, Series 2005-ASAPI, Asset Backed Pass Through Certificates” instead of “NRZ”.
There is an active HOA lien against the subject property in the amount of $xxxch was recorded on xx/xx/2015 in favor of xx.
Annual xx tax for the year of 2019 has been paid on xx/xx/2019 in the amount of $xxx	Review of the payment history provided from xx/xx/2018 to xx/xx/2020 reveals that borrower has been the delinquent for 18 months. The last payment was received in the amount of $xxx on xx/xx/2019 which was applied for the due date of xx/xx/2018. The next due date is xx/xx/2018. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 4.000%.	Collections Comments:The subject loan is in collection. Review of the collection comments states that the borrower has been the delinquent for 18 months. The last payment was received in the amount of $xxx on xx/xx/2019 which was applied for the due date of xx/xx/2018. The next due date is xx/xx/2018. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 4.000%.
Loan modification agreement was made between the borrower and Lender on xx/xx/2011. The new modified rate is 4.000% and borrower promises to pay P&I in the amount of $xxx which was begun on xx/xx/2012. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2035. Reason for Modification is Financial Hardship.
Borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2015. POC was filed on xx/xx/2016 which shows that the amount of secured claim is xx and the amount of arrearage xx.Borrower has filed chapter 13 plan on xx/xx/2016 which states that the debtor sxxpay $xxx per month from month 1 to 6 then $xxx per month from month 7 to 60 and debtor will cure the subject arrears which is in the total amount of xx through plan.  Order confirming chapter 13 plan was filed on xx/xx/2016 which states that the chapter 13 plan which was filed on xx/xx/2016 is hereby confirmed. Debtor was dismissed on xx/xx/2016 and case was terminated on xx/xx/2016.
No information has been found regarding the foreclosure in the available servicing comments.
As per comment dated xx/xx/2019 the subject property has been occupied by the owner and is in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2015. POC was filed on xx/xx/2016 which shows that the amount of secured claim is xx and the amount of arrearage xx.Borrower has filed chapter 13 plan on xx/xx/2016 which states that the debtor sxxpay $xxx per month from month 1 to 6 then $xxx per month from month 7 to 60 and debtor will cure the subject arrears which is in the total amount of xx through plan. Order confirming chapter 13 plan was filed on xx/xx/2016 which states that the chapter 13 plan which was filed on xx/xx/2016 is hereby confirmed. Debtor was dismissed on xx/xx/2016 and case was terminated on xx/xx/2016.	Loan modification agreement was made between the borrower and Lender on xx/xx/2011. The new modified rate is 4.000% and borrower promises to pay P&I in the amount of $xxx which was begun on xx/xx/2012. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2035. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Credit Report Missing Dicsloures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is Moderate due to TILA Finance Charge Test and TILA APR Test are failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test failed due to following reason;
1. TILA Finance Charge Test shows loan data xx, Comparison Data xx and Variance -xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx. TILA APR Test shows Loan Data 12.505%, Comparison Data 7.015% and Variance +5.490%.
The annual percentage rate (APR) is 7.015%. The disclosed APR of 12.505% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title dated xx/xx/2020 reflects Open xx from xx recorded xx/xx/2005 for the amount of xx. Second open xx from xx xx Company Ltd which was recorded on xx/xx/2005 for the amount of xx.  There is another xx on the property in the favor of xx for the amount of xx which was recorded on xx/xx/2014.
There are two child support liens active against xx for the total amount of xx in the favor of Attorney general of texas and Office of attorney general. These liens were recorded on xx/xx/2012 and xx/xx/2019.  However, the DOB/SSN# provided on the lien documents does not match with SSN#/ DOB of borrower.
There is one judgment active against xx. in the amount of $xxxch was recorded on xx/xx/2018. However, the DOB of the defendant does not match with defendant borrower.
No delinquent taxes have been found.	The payment history as of xx/xx/2020 shows that the borrower has been delinquent since 17 months and the next due date if xx/xx/2018. The last payment received date is unable to be determined. The current UPB is reflected in the amount of xx and interest rate is 2.00%.	Collections Comments:The loan is currently in foreclosure. The payment history as of xx/xx/2020 shows that the borrower has been delinquent since 17 months and the next due date is xx/xx/2018.
The RFD is curtailment of income and the borrower intends to do the modification.
As per comment dated xx/xx/2020, the borrower said that he would submit the mod application on xx/xx/2020.
Collection comment dated xx/xx/2019 states that borrower or property was not impacted by the disaster.

Foreclosure Comments:The file was referred on xx/xx/2019 for foreclosure. There is no further information that has been provided about the foreclosure in the servicing comments.
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2017 with new UPB in the amount of xx.6. The interest at the fixed rate of 2.00% from xx/xx/2017. This amount would be paid by making monthly P&I of $xxx. The new maturity date will be xx/xx/2035.	Affiliated Business Disclosure Document Showing a Index Numerical Value Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test: - On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "Missing operative index from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business agreement disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable

As per updated title report dated xx/xx/2020 the subject xx was originated on xx.00.
The chain of assignment is completed as the subject xx is currently assigned to "U.S. xx xxx, not in its individual capacity, but solely as Trustee for xx".
Subject xx is currently at first lien position.
 No active liens or judgment have been found in updated title report.
No delinquent taxes have been found.
The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2018 to till date. The loan is in delinquency for 17 months. The last payment was received in the amount of $xxx with interest rate of 2.00% which was applied for the due date of xx/xx/2018. The payment history reflects current unpaid principal balance is in the amount of xx.	Collections Comments:Review of updated Payment History as of xx/xx/2020 reveals that loan is currently in delinquency for 17 months and the next due for the regular payment is xx/xx/2018. No evidences are available in the updated Payment History that confirms when the last regular payment was received. The UPB as of date is in the amount of xx.

As per servicing comments borrower's reason for default is "increased expenses" and the subject property is currently owner occupied. No comments regarding unrepaired or visible damages have been found in last 24 months servicing comments. No comments regarding active litigation and contested matter have been found in last 24 months servicing comments.
Foreclosure Comments:
The foreclosure complaint (located xx) was filed on xx/xx/2011. The loan was modified on xx/xx/2013. No further details have been found. Again foreclosure was initiated in 2016. The complaint (located - xx) was filed on xx/xx/2016 under case#xx. After that, loan was modified on xx/xx/2016. No details have been found. Again 3nd time foreclosure was initiated in 2018 and complaint (located- xx) was filed on xx/xx/2018 under case#xx. No details have been found.
The review of collection comments and loan file states that foreclosure was initiated in 2019. The foreclosure complaint (xx) was filed on xx/xx/2019 under case#xx. The foreclosure final judgment was filed on xx/xx/2019. The Notice of Sheriff sale was filed on xx/xx/2019 and sale was scheduled for xx/xx/2020. A notice of continued sheriff sale scheduling was sent on xx/xx/2020. Sale will be scheduled in near future. However, no details have been found regarding sale in available comments. We do not have enough comments to confirm the possible outcome of sale (comments are provided till xx/xx/2020).

Bankruptcy Comments:Not Applicable	The loan was modified for the 2nd time since the origination on xx/xx/2016 and became effective from xx/xx/2016 with the new principal balance of xx. The borrower had promised to pay the new modified monthly P&I of $xxx with new interest rate of 2.00028% beginning from xx/xx/2016 till the new maturity date i.e., xx/xx/2031.	Affiliated Business Disclosure Missing Dicsloures Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is "Moderate":

ComplianceEase TILA Test Failed:

Charged: xx Allowed: xx Variance: -$xxx. This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx2. This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) ) The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxomplianceEase GSE Fail;
“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test Failed:

Charged: xx Allowed: xx Variance: -$xxx. This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx2. This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) ) The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx GSE Points and Fees Test Violations (Lvl 2)     "ComplianceEase GSE Fail;
“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required Disclosures (Lvl 2)     "List of Settlement Service Providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with xx as a nominee forxx recorded on xx/xx/2005 with the instrument #xx.

The chain of xx assignment has not been completed. Currently, the xx assignment is with the xx of xx the xx of xx recorded on xx/xx/2011. The assignment should be with U.S xx xxx Trustee for xx.

There is senior xx open against subject property originated on xx.00 with xx as nominee for xx recorded on xx/xx/2003 with the instrument #xx.

There is an active Muni/City/Code lien against subject property held by xx, et al recorded on xx/xx/2019. The lien amount is not available.

There are two active IRS Liens against subject property in the total amount of xx held by xx recorded on xx/xx/2012 and xx/xx/2019.

There is an active State Tax lien or Warrants against borrower in the total amount of $xxxd by State of Texas recorded on xx/xx/2012.

There are two active judgments against borrower in the total amount of xx held by xx recorded on xx/xx/2011 and xx/xx/2013.

The annual school taxes have been paid in the total amount of $xxx the year of 2018.
The annual xx taxes have been paid in the total amount of $xxx the year of 2018.
The annual utility charges have been paid in the total amount of $xxx the year of 2018.

The annual school taxes are delinquent in the total amount of $xxx the year of 2019. The good through date is xx/xx/2020.
The annual xx taxes are delinquent in the total amount of $xxx the year of 2019. The good through date is xx/xx/2020.
The utility charges are delinquent in the total amount of $xxx the year of 2019. The good through date is xx/xx/2020.
As per review of payment history as of xx/xx/2020, the borrower is 8 months delinquent. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2020 in the amount of $xxx with the interest rate of 6.990%. The current unpaid principal balance is in the amount of xx.
Collections Comments:As per servicing comments the loan is in active bankruptcy. As per review of payment history as of xx/xx/2020, the borrower is 8 months delinquent. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2020 in the amount of $xxx with the interest rate of 6.990%. The current unpaid principal balance is in the amount of xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the xx and xx have filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2016. The POC was filed on xx/xx/2016 with claim in the amount of xx and with arrears amount of xx. The plan was filed on xx/xx/2016. The amended plan was filed on xx/xx/2017 which was confirmed on xx/xx/2018. As per plan, the debtor will pay ongoing payment in amount of $xxx for amount of xx and arrears amount of xx by the trustee to subject creditor. The xxx has not been filed yet. The borrower is in active bankruptcy.	Not Applicable	Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds"
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in “Texas” State. The following disclosures are missing in the loan file.
1) TX Loan Agreement Notice
2) Commitment Requirement/Anti-Tying
3) TILA Disclosures in Spanish
4) Choice of Insurance Notice
5) Collateral Protection Insurance Disclosure
6) Non-Deposit Investment Product Disclosure Are there any promotional materials?
7) Insurance Solicitation/Post Commitment Requirement
								8) Construction Loan Disclosure"		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the review of updated title as of xx/xx/2020, the subject xx originated on xx.xx which was recorded on xx/xx/2005.
The chain of assignment is incomplete. The last assignment is with ‘The xx of xx
f/xx/a The xx of xx, as successor in interest to xx., as Trustee for xx. Current assignment should be with ‘xx’

There is a civil judgment against the borrower in the amount of $xxx was recorded on xx/xx/2010 in the favor of xx.

The city taxes for 2020 (1st, 2nd and 3rd installment) are due in the amount of $xxx city taxes for 2020 (4th installment) have been paid off in amount of $xxxrior delinquent taxes have been found.
The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2019 to till date. The loan is in delinquency for 10 months. The last payment was received on xx/xx/2020 in the amount of $xxxinterest rate of 4.750% and P&I is $xxxh was applied for the due date of xx/xx/2019. The payment history reflects current unpaid principal balance is in the amount of xx and modified deferred balance in amount of xx.	Collections Comments:Comments:
COMM20200207_0664490240

The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2019 to till date. The loan is in delinquency for 10 months. The last payment was received on xx/xx/2020 in the amount of $xxxinterest rate of 4.750% and P&I is $xxxh was applied for the due date of xx/xx/2019. The payment history reflects current unpaid principal balance is in the amount of xx and modified deferred balance in amount of xx.

According to the delinquency status of loan it seems that borrower’s ability to repay is poor.

As per xxx Report (xx) dated xx/xx/2019, subject property is occupied by owner and no damages are observed.

Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2016. Currently loan is in active BK case. No further information has been found regarding BK.

No evidences have been found regarding foreclosure filing in 24 months collection comments.
The comment dated xx/xx/2019 shows that subject property is occupied by owner. No visible damages/repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2016. Schedule D of xxx dated xx/xx/2017 shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is xx. The POC deadline set on xx/xx/2017 and creditor has filed POC on xx/xx/2017(before deadline) with secured amount is xx and arrearage is xx. Amended plan was confirmed with term of the plan 60 months; debtor sxxpay to the chapter xx trustee the sum of $xxxmonths from xx/xx/2017. As per plan pre-xx arrearage is xx. Plan has confirmed on xx/xx/2017. Currently loan is in active BK case. No further information has been found regarding BK.	The loan was modified on xx/xx/2011 with the 4 step amortization with the new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the initial step P&I of $xxx the new initial step interest rate of 2.00% beginning from xx/xx/2011 and the new maturity date is xx/xx/2035.

Affiliated Business Disclosure Final Truth in Lending Discl. Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is not excuted by borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Service transfer is missing in the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:Field review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 in favor of xx as nominee forxx.

The chain of assignment is completed as the subject xx is currently assigned to “U.S. xx xxx, not in its individual capacity, but solely as trustee of the xx” and this AOM was recorded on xx/xx/2019.

Active junior or senior judgments/liens/mortgages:

1. There is an active junior Civil Judgment in the updated title report against xx in the amount of xx in favor of "xx" and it was recorded on xx/xx/2014.

2. There is an active junior Civil Judgment in the updated title report against  xx in the amount of $xxxfavor of "xx" and it was recorded on xx/xx/2019.

The annual combined taxes for 2019 have been paid in full in the amount of $xxxxx/xx/2019.

No prior year delinquent taxes have been found in the updated title report.

Review of updated payment history as of xx/xx/2020, the loan is currently performing and the next due for regular payment is xx/xx/2020. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently performing and the next due for regular payment is xx/xx/2020. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB as of the date is in the amount of xx.
No evidences are available in the latest 24 months servicing comments regarding foreclosure proceedings and Bankruptcy filings.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional ARM with an initial P&I of $xxx with an initial rate of interest 8.000% and a maturity date of the loan is xx/xx/2034. The P&I as per updated payment history as of the date is $xxx and interest rate of 4.750%; The updated Payment History is also showing that the loan was modified on xx/xx/2020 and borrower had made the 1st payment on xx/xx/2020 per new Loan modification terms. The latest comment dated xx/xx/2020 states that the Loan Modification Agreement has been mailed to the borrower. However, there is a reduction in both P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
			The loan has bee modified 3 times since origination.	Affiliated Business Disclosure	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the subject xx was originated on xx. The chain of assignment has been completed. Currently, the xx assignment is with “U.S. xx xxx, Not In Its Individual Capacity but Solely As Trustee for xx”. There is junior xx has been found pending against the borrowers xx in the amount of xx which was recorded on xx/xx/2004, in the favor of “xx ”. There are three UCC liens has been found pending against the borrower xx. Which are the favor of “xx”, in which first lien was recorded on xx/xx/2017. Second lien was recorded on xx/xx/2018.Third lien was recorded on xx/xx/2018. Amount of lien is not reflected in the updated title report. 2019 xx Annual taxes have been paid on xx/xx/2019 in the amount of $xxxprior delinquent taxes have been found.	The payment history as of dated xx/xx/2020 shows the borrower is delinquent from xx/xx/2019. The last P&I payment was received in the amount of $xxx which was applied for due dated xx/xx/2019. Next payment due date is xx/xx/2019. The current UPB is in the amount of xx. As per payment history tape data the current interest rate is 4.625%.	Collections Comments:According to comment dated xx/xx/2019. The loan is currently in the active bankruptcy. Payment history as of dated xx/xx/2020 states, loan is currently delinquent form xx/xx/2019 to till date. Borrower made his last P&I payment of $xxx for due dated xx/xx/2019. Next payment due date is xx/xx/2019. The current unpaid principal balance is xx. As per tape data the current interest rate is 4.62%. Joint debtors had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. Proof of Claim was filed by PHH xx on xx/xx/2019, in the secured claim amount xx and an arrearage in the amount of $xxxailable servicing comments and xxx report is not showing single evidence regarding cram-down. The loan modification agreement was made between xx (Borrower) andxx on dated xx/xx/2018 with a new principal balance of xx with fixed rate of 4.62%. The borrower had promised to pay monthly P&I payment in the amount of $xxx beginning on xx/xx/2018 till the maturity date of xx/xx/2034. The amount includes an interest bearing balloon payment in the amount of xx (Balloon Payment) which is due when the loan reaches maturity sold, refinanced or otherwise accepted by the lender as paid in full. Borrower specifically acknowledges that this is a balloon modification and therefore borrower will have a balloon payment due at maturity in the approximate amount of $xxxo evidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments. xxx Report dated xx/xx/2018 located on (xx) shows the subject property is owner occupied. No comment pertaining damage to the subject property has been observed in xxx Report and available collection comments.

Update:-
As per the comment dated xx/xx/2022, the BK chapter 13 case#xx was filed on xx/xx/2022.
As per the comment dated xx/xx/2022, the prior BK case# xx was dismissed on xx/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Joint debtors had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. Proof of Claim was filed by PHH xx on xx/xx/2019, in the secured claim amount xx and an arrearage in the amount of $xxx98. Available servicing comments and xxx report is not showing single evidence regarding cram-down.	The loan modification agreement was made between xx (Borrower) andxx on dated xx/xx/2018 with a new principal balance of xx with fixed rate of 4.62%. The borrower had promised to pay monthly P&I payment in the amount of $xxx beginning on xx/xx/2018 till the maturity date of xx/xx/2034. The amount includes an interest bearing balloon payment in the amount of xx (Balloon Payment) which is due when the loan reaches maturity sold, refinanced or otherwise accepted by the lender as paid in full. Borrower Specifically acknowledges that this is a balloon modification and therefore borrower will have a balloon payment due at maturity in the approximate amount of $xxx	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* DTI > 60% (Lvl 2)     "According to final application the total monthly income of the borrower is $xxx00; however, total monthly expenses of the borrower are in the amount of $xxx. Hence, DTI is 80.24 % which is greater than 60.000%."
* Missing Required Disclosures (Lvl 2)     "List of Service provider is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "Disclosure of Additional Fees State disclosure is missing from loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from loan file."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 in favor of Community xx of Northern Virginia.

The chain of assignment is completed as the subject xx is currently assigned to “U.S. xx xxx, not in its individual capacity, but solely as trustee of the xx IX” and this AOM was recorded on xx/xx/2019.

Active junior or senior judgments/liens/mortgages:

1. There is an active junior/Piggy back xx in the updated title report in the amount of xx in favor of "xx"  and it was recorded on xx/xx/2002.

The annual combined taxes for 2019 have been paid in full in the amount of $xxxxx/xx/2020.

No prior year delinquent taxes have been found in the updated title report.
Review of updated payment history as of xx/xx/2020, the loan is currently in delinquency for +6 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in active Bankruptcy. The loan is in delinquency for +6 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2019. The UPB as of the date is in the amount of xx.
The joint debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2017 with the Case#xx and the plan was confirmed on xx/xx/2018.
The Schedule-D in xxx shows that the unsecured amount is $xxx00 out of secured claim in the amount of xx and the value of collateral is xx.
The POC was filed on xx/xx/2018 with the secured claim of xx with an arrearage of $xxxcording to the debtor's Chapter-13 plan was filed on xx/xx/2017, the post-xx payments will paid by the trustee through the plan with the monthly payment of $xxx72 and the estimated pre-xx arrears of $xxx00 will be paid by the trustee through the plan with the monthly payment of $xxx. This plan was confirmed on xx/xx/2018.
The debtors had filed a motion to modify the plan on xx/xx/2018 as the Debtors have had a change in circumstances and can no longer afford their current plan payment by reducing their plan payment to $xxxmonthly, effective with the May, 2018 payment. This motion was granted on xx/xx/2018.

Update:-
As per the comment dated xx/xx/2023, the BK chapter 13 case#xx was discharged xx/xx/2022 and terminated xx/xx/2023.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Claim No: 8
The joint debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2017 with the Case#xx and the plan was confirmed on xx/xx/2018.
The Schedule-D in xxx shows that the unsecured amount is $xxx00 out of secured claim in the amount of xx and the value of collateral is xx.
The POC was filed on xx/xx/2018 with the secured claim of xx with an arrearage of $xxx85.
According to the debtor's Chapter-13 plan was filed on xx/xx/2017, the post-xx payments will paid by the trustee through the plan with the monthly payment of $xxx72 and the estimated pre-xx arrears of $xxx00 will be paid by the trustee through the plan with the monthly payment of $xxx. This plan was confirmed on xx/xx/2018.
The debtors had filed a motion to modify the plan on xx/xx/2018 as the Debtors have had a change in circumstances and can no longer afford their current plan payment by reducing their plan payment to $xxxmonthly, effective with the May, 2018 payment. This motion was granted on xx/xx/2018.
The loan was modified on xx/xx/2009 with new principal balance of xx. The borrower promises to pay the new modified P&I of $xxx with the new fixed interest rate of 4.640% beginning from xx/xx/2009 to the new maturity date of xx/xx/2032.	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE risk indicator is "Moderate" since this loan failed the late fees test as the loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.

Late Fees Test: FAIL   Charged: 5.000%   Allowed: 4.000%    Over by: +1.000%"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test as the loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.

Late Fees Test: FAIL   Charged: 5.000%   Allowed: 4.000%    Over by: +1.000%"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
								* LTV or CLTV exceeds 104% (Lvl 2) "The LTV/CLTV of the loan is exceeded 100% as the appraised value of the subject property (xx) and the loan amount is xx and there is a piggy back xx against the subject property in the amount of xx."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2020 the subject xx was originated on xx.00, with xx.
The chain of assignment has been completed. The assignment was break between xx as Trustee for GSAMP 2002-He2 and xx, as Beneficiary. The latest assignment is with U.S. xx xxx, Not In Its Individual Capacity, But
Solely As Trustee for xx.
No active judgments or liens have been found.
2019 Annual xx taxes for the year of 2019 have been exempted.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is delinquent for 5 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2019. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in Collections and next due date for the payment is xx/xx/2019.
According to the payment history as of xx/xx/2020, the borrower is delinquent for 5 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2019. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined.
As per the servicing comments, the current occupancy of the subject is unable to be determined. No damages or repairs are found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2017. The POC was filed on xx/xx/2017. The amount of secured claim is xx and the amount of arrearage $xxx14. The plan was confirmed on xx/xx/2017. The case was dismissed on xx/xx/2020.	The loan modification agreement was made between (borrower) xx and (Lender) xx, on xx/xx/2004.The borrower promises to pay the new UPB is in the amount of xx with an annual fixed modified interest rate of 7.500% and new P&I in the amount of $xxx beginning from xx/xx/2004 till the maturity date xx/xx/2034.

Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Late Fees Test: FAIL, Loan Data: 5.000%, Comparison Data 4.000%, Variance:+1.000%.
This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.s.b. in the amount of xx which was recorded on xx/xx/2002. The chain of assignment has been completed. Currently, the assignment is from xx to U.S. xx xxx as Trustee for xx. No active liens and judgment have been found against the borrower and property. For parcel# xx The combined annual taxes of the year 2019 have been paid in the amount of $xxxr parcel# xx The combined annual taxes of the year 2018 have been paid in the amount of $xxx The combined annual taxes of the year 2019 have been delinquent in the amount of $xxxwhich was due on xx/xx/2020 and good through till xx/xx/2020.	As per the review of payment history as of xx/xx/2020, the borrower is currently delinquent for 12 months and next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2019. The current P&I is $xxx and PITI is $xxx. The UPB reflected in the payment history is in the amount of xx.

Collections Comments:The loan is currently in the bankruptcy. The borrower is currently delinquent for 12 months and next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2019. The current P&I is $xxx and PITI is $xxx. The UPB reflected in the payment history is in the amount of xx. The reason for default is unable to be determined from the loan files. The loan has been modified on xx/xx/2006. The borrower “xx” had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2017. The plan was confirmed on xx/xx/2017. The date of last filing is xx/xx/2020. The POC was filed by xx on xx/xx/2018 with the secured claim amount of xx and the arrearage is xx. As per the schedule-D of xxx dated xx/xx/2017, the amount of claim is xx and the value of collateral is xx. Hence, the unsecured portion is xx. As per chapter 13 plan dated xx/xx/2017, the debtor sxxpay the trustee $xxx monthly for 60 months. As per Notice of xx Payment Change dated xx/xx/2020, the new total payment is $xxx. As per the Lis-pendens attached with the Updated title report Pg#xx, the complaint was filed on xx/xx/2017. As per the document attached with the updated title report Pg#xx, the judgment was filed on xx/xx/2017. However, the borrower “xx” had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2017 and foreclosure put on hold. As per comment dated xx/xx/2020, the subject property is owner-occupied. No comments were indicating damages and repairs pertaining to the subject property.
Update:-
As per the comment dated xx/xx/2024, the roof or garage of the subject property is in unacceptable condition. Further details are not provided.
As per the comment dated xx/xx/2024, the BK chapter 13 case # xx was dismissed.
As per the comment dated xx/xx/2024, the RFD is curtailment of income.
Foreclosure Comments:As per the Lis-pendens attached with the Updated title report Pg#xx, the complaint was filed on xx/xx/2017.  As per the document attached with the updated title report Pg#41, the judgment was filed on xx/xx/2017. However, the borrower “Willie Mortimer Nance” had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2017 and foreclosure put on hold.

Bankruptcy Comments:The borrower “xx” had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2017. The plan was confirmed on xx/xx/2017. The date of last filing is xx/xx/2020. The POC was filed by xx on xx/xx/2018 with the secured claim amount of xx and the arrearage is xx. As per the schedule-D of xxx dated xx/xx/2017, the amount of claim is xx and the value of collateral is xx. Hence, the unsecured portion is xx. As per chapter 13 plan dated xx/xx/2017, the debtor sxxpay the trustee $xxx monthly for 60 months. As per Notice of xx Payment Change dated xx/xx/2020, the new total payment is $xxx.	The modification agreement was signed between the borrower xx and lender xx on xx/xx/2006.The new modified principal balance is xx. The borrower promises to pay the P&I in the amount of $xxx with an interest rate of 9.170% beginning from xx/xx/2006 till the maturity date of xx/xx/2032. There is no deferred and forgiven amount.	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Missing Dicsloures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test. The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located. The loan data is 12Months and comparison data is 0Months; hence, the variance is 12Months."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the collection comments."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated onxx (borrower) and (lender) xx Group, xx., which was recorded on xx/xx/1999. The chain of assignment is complete as the subject xx is with the current assignee, xx as Trustee for thexx Pass through Certificates, Series 2002-HE2.
No active liens and judgment have been found on updated title report.
Annual xx tax for the year of 2019 has been paid on xx/xx/2019 in the amount of $xxx	Review of the payment history provided from xx/xx/2019 to xx/xx/2020 reveals that borrower has been the delinquent for 50 months. The last payment was received in the amount of $xxxx/xx/2019 which was applied for the due date of xx/xx/2015. The next due date is xx/xx/2015. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 2.000%.	Collections Comments:The RFD is curtailment of income, the borrower was ill.The property is currently owner occupied.There is currently no property damage. the borrower is not in litigation.The pay history is current as of xx/xx/2020 with the next due date of xx/xx/2015. The Last payment was made on xx/xx/2019 for 503.91.The borrower is currently delinquent 50 months. The current rate is 2% with the total payment of 550.92. The UPB is xx. The total debt is xx. Per servicing comments new BK filed on xx/xx/2019. The loan is not currently in foreclosure.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2018. POC was filed on xx/xx/2018 which shows that the amount of secured claim is xx and the amount of arrearage is xx. Debtor has filed chapter 13 plan on xx/xx/2018 which shows that the debtor sxxpay $xxxmonth for 60 months and debtor will cure the subject arrearage which is in the total amount of xx through plan. Order confirming chapter 13 plan was filed on xx/xx/2018 which states that the debtor chapter 13 plan is hereby confirmed. Order dismissing case was filed on xx/xx/2019 and Debtor was dismissed on xx/xx/2019.	Loan modification agreement was made between the borrower and Lender on xx/xx/2012. The new modified rate is 2.000% and borrower promises to pay P&I in the amount of $xxxh was begun on xx/xx/2012. The new principal balance is xx. Lender has agreed to defer the amount of xx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx/xx/2032. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is Moderate due to Prepayment Term Test is failed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase State Regulation Test Failed due to Prepayment Term Test:
Prepayment Term Test shows Loan Data 36 months, Comparison Data 0 Months and variable 36 Months.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Service Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per final HUD-1 settlement date is xx/xx/1999 which is after the note date xx/xx/1999."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx which was recorded on xx/xx/1999 with xx. The chain of assignment is incomplete as the current assignee is with “xx”, however, it should be with “xx.”. No active judgments or liens have been found. No prior year delinquent taxes have been found.	Review of payment history as of xx/xx/2020 , the loan is currently in delinquency for +4 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxxthe due date of xx/xx/2019. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is in active bankruptcy. The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2019 with the Case# xx. As per chapter 13 plan dated 0xx/xx/2019, the debtor sxxpay $xxxmonth to the trustee for 36 months. The plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019 in the amount of xx and amount of arrearage is xx. No foreclosure activities have been found. The loan is currently in delinquency for +4 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxxthe due date of xx/xx/2019. The loan was modified on xx/xx/2014 with the fixed amortization with the new principal balance of xx out of which $xxxbeen deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the P&I of $xxx the new interest rate of 10.500 % beginning from xx/xx/2014 and the new maturity date is xx/xx/2029.The modification agreement was made between (Borrower) xx and (lender) xx on 8/xx/199. As per this modification, the new principal balance is xx from which $xxxeferred amount. This deferred amount if eligible for forgiveness if the borrower is not in default on his new payments such that the equivalent of three full monthly payments are due and unpaid on the last day of any month, on each of the first, second and third anniversaries of xx/xx/2017. The reason for default has not given in comments. The subject property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2019 with the Case# xx. As per chapter 13 plan dated 0xx/xx/2019, the debtor sxxpay $xxxmonth to the trustee for 36 months. The plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019 in the amount of xx and amount of arrearage is xx.	The loan was modified on xx/xx/2014 with the fixed amortization with the new principal balance of xx out of which $xxxbeen deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the P&I of $xxx the new interest rate of 10.500 % beginning from xx/xx/2014 and the new maturity date is xx/xx/2029.The modification agreement was made between (Borrower) xx and (lender) xx. On 8/xx/199. As per this modification, the new principal balance is xx from which $xxxeferred amount. This deferred amount if eligible for forgiveness if the borrower is not in default on his new payments such that the equivalent of three full monthly payments are due and unpaid on the last day of any month, on each of the first, second and third anniversaries of xx/xx/2017.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* DTI > 60% (Lvl 2)     "As per 1003, borrower income is $xxxTotal expenses are $xxxI exceeds 60%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement Services Providers List (SSPL) disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx, with the lender  xx xx Associates xx. with Instrument# | Book/Page# xx
 The chain of assignment has been completed. The last assignment was with xxx xx xxx, Not in its Individual Capacity, But Solely as Trustee for xx which was recorded on xx/xx/2019 with Instrument#xx.
There are no judgments and liens found against the borrower and the subject property.
The xx first installment taxes for the year of 2019 have been paid in the amount of $xxxxx second installment taxes for the year of 2019 have been due in the amount of $xxxior delinquent taxes have been found.
The review of payment history as of xx/xx/2020 shows that the borrower has been delinquent for 6 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx an interest rate 2.000%. The UPB reflected in the payment history is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The borrower has been delinquent for 6 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx an interest rate 2.000%. The UPB reflected in the payment history is in the amount of xx.

the borrower xx May had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2016 and the plan was confirmed on xx/xx/2016. The last date of filing is on xx/xx/2019.  The order of confirming chapter 13 plans was filed on xx/xx/2016, states that the Debtor's sxxpay to the trustee the sum of $xxx36 months under Chapter 13. The POC was filed by xx as trustee for xx on xx/xx/2016, with the claim amount of xx and the arrearage amount is $xxxhedule D of xxx was filed on xx/xx/2016 shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxle to determine the reason for default.
No foreclosure proceedings have been found in the recent 24 months.
The latest property inspection report is not available in the loan file. The collection comment dated xx/xx/2019, the subject property is owner occupied. There are no comments found related to the subject property condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the xxx report, the borrower xx May had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2016 and the plan was confirmed on xx/xx/2016. The last date of filing is on xx/xx/2019. The order of confirming chapter 13 plans was filed on xx/xx/2016, states that the Debtor's sxxpay to the trustee the sum of $xxx36 months under Chapter 13. The POC was filed by xx as trustee for xx on xx/xx/2016, with the claim amount of xx and the arrearage amount is $xxxhedule D of xxx was filed on xx/xx/2016 shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxkruptcy document and the collection comment does not show cram down for the subject xx.	This Fixed modification agreement was made between the borrower xx with thexx on xx/xx/2015 and the new modified principle balance is in the amount of xx in which xx is deferred. In addition, xx of the deferred principal balance is eligible for forgiveness. The interest bearing balance is xx. The borrower promises to pay the monthly P&I of $xxx the interest rate 2.000%; beginning from xx/xx/2015, the new maturity date is xx/xx/2032. There is balloon provision disclosure attached with the modification.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Kansas state. The Signed Closed-end Credit Agreement Notice state disclosure is missing from the loan file:"
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to confirm in the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with the lender xx with Instrument #xx.
The chain of assignment has been completed. Currently, the xx is with U.S. xx xxx, Not in its Individual Capacity, But Solely as Trustee of the xx which was recorded on xx/xx/2019.
No active liens and judgments against the borrower/property.
1st installment xx tax for the year of 2019 has been paid in the amount of $xxxxx/xx/2019.
2nd installment xx tax for the year of 2019 is due in the amount of $xxx69 on xx/xx/2020.
As per the review of payment history as of xx/xx/2020, the borrower is currently delinquent with the loan for 18 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2018 in the amount of $xxx which was applied for due date xx/xx/2018. The current UPB reflected as per the payment history is in the amount of xx.

Collections Comments:The loan is currently in collection. As per the review of payment history as of xx/xx/2020, the borrower is currently delinquent with the loan for 18 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2018 in the amount of $xxx which was applied for due date xx/xx/2018. The current UPB reflected as per the payment history is in the amount of xx.
The reason for default is unavailable.
As per the comment dated xx/xx/2020, the subject property is owner-occupied. No latest xxx Report has been found to determine the current condition of the subject property. No damages or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-11 with the case# xx on xx/xx/2013. The POC was filed on xx/xx/2016, the POC amount is xx and the arrearage amount is xx. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; hence, the unsecured portion is xx. As per the motion to value of collateral document (Doc #xx) the property appraised value is xx. The chapter 11 plan (Doc #xx) was filed on xx/xx/2013 and was confirmed (Doc #xx) on xx/xx/2014. According to the chapter 11 plan claim was classified as Class 1D and the unsecured amount is xx resulting the secured claim amount has been reduced to xx. The secured claim amount has been amortized for 30 years with the interest rate of 5.25% and P&I in the amount of $xxx beginning from xx/xx/2014 with the maturity date of xx/xx/2044. The case was closed and terminated on xx/xx/2019.
Not Applicable	Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosure is missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private xx Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Settlement date is different from note date (Lvl 2) "As per note date is xx/xx/2006 and HUD-1 settlement date is xx/xx/2006. However, the settlement date is different from the note date."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the review of updated title as of dated xx/xx/2020, the subject xx was originated on xx.xxhe chain of assignment has been completed as the current assignee is xxx xx xxx as trustee for xx which was recorded on xx/xx/2019.
There is a civil judgment recorded on xx/xx/2010 in the amount of $xxxe favor of xx.
There is a credit card judgment recorded on xx/xx/2013 in the amount of $xxxe favor of xx.
There is a civil judgment recorded on xx/xx/2015 in the amount of $xxxe favor of xx.
There is a civil judgment recorded on xx/xx/2018 in the amount of $xxxe favor of xx.
There is a civil judgment recorded on xx/xx/2019 in the amount of $xxxe favor of xx.
There is state tax lien recorded on xx/xx/2019 in the amount of $xxxe favor of xx.
There is a medical lien recorded on xx/xx/2020 in the amount of $xxxe favor of xx assignee of xx.
There are 7 water sewer liens in the favor of xx for the total amount of $xxx were recorded on different dates.
The annual combined taxes of 2019 have been paid in the amount of $xxxelinquent taxes have been found for the prior year.

The review of payment history shows that the borrower has been delinquent for 18 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxthe due date of xx/xx/2018. The UPB reflected is in the amount of xx till the due date of xx/xx/2018.	Collections Comments:The review of the collection comment shows that the loan is in the collection and the next due date for the payment is xx/xx/2018. The foreclosure was initiated and according to the updated title report located at 'xx', the complaint was filed on xx/xx/2018. The judgment was entered on xx/xx/2019. The praecipe for order of sale was filed on xx/xx/2019. The notice of sheriff sale was sent on xx/xx/2019. According to the comment dated xx/xx/2019, the sale was scheduled on xx/xx/2019. The borrower had filed the bankruptcy under chapter 13 on xx/xx/2019 with the case #xx. However, the foreclosure was placed on hold. The review of payment history shows that the borrower has been delinquent for 18 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxthe due date of xx/xx/2018. The UPB reflected is in the amount of xx till the due date of xx/xx/2018. The borrower had filed the bankruptcy under chapter 13 on xx/xx/2019 with the case #xx and the plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019 with the secured claim amount of $xxxd amount of arrears of $xxxer the chapter 13 plan filed on xx/xx/2019, the borrower sxxpay to the trustee $xxxthly for 60 months. The case was dismissed on xx/xx/2019 for failure to make payments. The date of the last filing the bankruptcy was xx/xx/2020. The loan modification agreement was made on xx/xx/2017 between xx Servicing, xx. The loan has been modified once since origination. No damage and repairs have been found.
Foreclosure Comments:The foreclosure was initiated and according to the updated title report located at 'xx', the complaint was filed on xx/xx/2018. The judgment was entered on xx/xx/2019. The praecipe for order of sale was filed on xx/xx/2019. The notice of sheriff sale was sent on xx/xx/2019. According to the comment dated xx/xx/2019, the sale was scheduled on xx/xx/2019. The borrower had filed the bankruptcy under chapter 13 on xx/xx/2019 with the case #xx. However, the foreclosure was placed on hold.
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter 13 on xx/xx/2019 with the case #xx and the plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019 with the secured claim amount of $xxxd amount of arrears of $xxxer the chapter 13 plan filed on xx/xx/2019, the borrower sxxpay to the trustee $xxxthly for 60 months. The case was dismissed on xx/xx/2019 for failure to make payments. The date of the last filing the bankruptcy was xx/xx/2020.
The loan modification agreement was made on xx/xx/2017 betweenxx.
The new principal balance amount is $xxx paid at the interest rate of 5.843% and P&I of $xxx xx/xx/2017 to xx/xx/2035.
There is a provision for the balloon payment and it does not have modification steps. The loan has been modified once since origination.
Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien xx lending under the First Lien xx Lending License and Subordinate Lien xx Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien xx Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xxx, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Indiana license validation test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 9.392%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow acct disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider's disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Indiana. The following state disclosures are missing from the loan file.
Hazard Insurance Disclosure
Federal Consumer Credit Protection Act Disclosure
Insurance Freedom of Choice Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.xx with Home123 xx recorded on xx/xx/2005 with the instrument # xx.

The chain of xx assignment has been completed. Currently, the xx assignment is with U.S xx xxx Trustee for xx recorded on xx/xx/2019.

There is an active State Tax lien or Warrant against subject property in the total amount of $xxxby xx of Revenue recorded on xx/xx/2010.

There are two active xx Liens against xx (Borrower) in the total amount of xx held by xx recorded on xx/xx/2010 and xx/xx/2018.

There is an active judgment against xx (Borrower) in the total amount of xx held by Asset Acceptance xx Assignee of xx recorded on xx/xx/2011.

There are two active judgments against xx (Borrower) in the total amount of xx held by xx and xx xx recorded on xx/xx/2011 and xx/xx/2011.

There are two active judgments against xxt (Borrower) in the total amount of xx held byxx recorded on xx/xx/2013 and xx/xx/2013.

The annual combined taxes have been paid in the total amount of $xxxxx/2019 for the year of 2019.
As per review of payment history as of xx/xx/2020, the borrower is delinquent for 6 months. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2020 in the amount of $xxx the interest rate of 4.375%.The current unpaid principal balance is in the amount of xx.	Collections Comments:The loan is currently in active bankruptcy. As per review of payment history as of xx/xx/2020, the borrower is delinquent for 6 months. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2020 in the amount of $xxx the interest rate of 4.375%.The current unpaid principal balance is in the amount of xx.

The latest property inspection report is not available in the loan file. No damage or estimated repairs have been found. Collection comment dated xx/xx/2020, the subject property is owner occupied.

Update:-
As per the comment dated xx/xx/2024, the subject property needs repairs or maintenance. Further details are not provided.
As per the comment dated xx/xx/2024, the BK case #xx was discharged on xx/xx/2024 and closed on xx/xx/2024. The pending closure trustee final report approval filed on xx/xx/2024.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx, xx   (Debtor 1) has filed Bankruptcy under chapter-13 on xx/xx/2019 with case#xx. The POC was filed on xx/xx/2019 with claim in the amount of xx and with arrears amount of $xxxplan was filed on xx/xx/2019. The amended plan was filed on xx/xx/2019 which was confirmed on xx/xx/2019. The debtor does not include the subject claim in the plan. The amended plan after confirmation has been filed on xx/xx/2020. The xxx was filed on xx/xx/2019.The loan is in active bankruptcy.
Amended Chapter 13 Plan was filed on xx/xx/2020, which states that the Debtor(s) will make payments directly to the trustee. The amended plan was confirmed on xx/xx/2020.	The loan was modified on xx/xx/2015. As per agreement the new principal balance is in the amount of xx. The amount xx has been deferred from new principal balance. The total interest bearing principal is in the amount of xx. In addition to this, the lender has agreed that this deferred balance is eligible for condition forgiven. Upon borrowers successful payment of 3 consecutive on time payments and unpaid on the last day of any month, on each of the first, second and third anniversaries of xx/xx/2015 the lender agrees to wave the 1/3 of the deferred unpaid balance by xx.The borrower had promised to pay P&I payment in the amount of $xxx the interest rate of 4.375% which was started on xx/xx/2015. The maturity date of agreement is xx/xx/2035.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The loan application is not signed by borrower."
* Application Not Signed by All Borrowers (Lvl 2)     "The loan application is not signed by borrower."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Complaince Ease risk indicator is moderate.

This loan failed the TILA APR test.
The annual percentage rate (APR) is 10.129%. The disclosed APR of 0.000%.

This loan failed the first lien origination fee test.
The loan charges more than a 1% origination fee (whether from the buyer or the seller).

This loan failed the first lien prohibited fees test.
The loan has fees that are prohibited for this license type.

This loan failed the document preparation fee test.
This loan failed the origination fee and broker fee test.
The loan does not have DIDMCA preemption selected and the sum of the origination fee and all broker fees is greater than 1%."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Compliance Ease State regulations test failed.

This loan failed the first lien origination fee test.
The loan charges more than a 1% origination fee (whether from the buyer or the seller).

This loan failed the first lien prohibited fees test.
The loan has fees that are prohibited for this license type.

This loan failed the document preparation fee test.
This loan failed the origination fee and broker fee test.
The loan does not have DIDMCA preemption selected and the sum of the origination fee and all broker fees is greater than 1%."
* ComplianceEase TILA Test Failed (Lvl 2)     "Complaince Ease TILA test failed

This loan failed the TILA APR test.
The annual percentage rate (APR) is 10.129%. The disclosed APR of 0.000%."
* DTI > 60% (Lvl 2)     "As per loan application the total income of borrower is in the amount of $xxxof which the total debt for DTI is in the amount of $xxxThe DTI ratio is 63.315%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Missouri State. The following required state disclosures are missing from the loan file.
1. MO Collateral Protection Act Notice
2. Borrower's Choice of Insurer orAgent"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2020 the subject xx was originated on xx.xx, with xx as nominee for xx.

The chain of assignment has not been completed.The assignment is from xx to the xx of xx recorded on xx/xx/2013. The current assignment should be with xx.
There is an active junior xx recorded on xx/xx/2005 in the favor of xx as nominee for xx in the amount of xx.

Annual Town tax for the year of 2020 have been due in the amount $xxxal xx tax for the year of 2020 have been due in the amount $xxxnstallment Utilities tax for the year of 2020 has been due in the amount $xxxl Utilities taxes for the year of 2007 and 2006 have been delinquent total in the amount of $xxx was due on xx/xx/2020 and xx/xx/2020. This can be cured by paying off above unpaid taxes with the accrued interest and late charges.

According to the payment history as of xx/xx/2020, the borrower has been delinquent for 14 months and the next due date for payment is xx/xx/2018.. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2020.The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in active Bankruptcy and next due date for the payment is xx/xx/2018.
According to the payment history as of xx/xx/2020, the borrower has been delinquent for 14 months and the next due date for payment is xx/xx/2018.. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2020.The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined.
As per the servicing comment, the subject property has been occupied by the owner. No damages or repairs are found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019. The amount of secured claim is xx and the arrearage amount is xx. The plan was confirmed on xx/xx/2019.The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx.Therefore, the unsecured is xx. There is no comment indicating a cram down.	This loan modification agreement was made between (borrower)xx and (Lender)xx, on xx/xx/2018.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 4.188% and new P&I in the amount of $xxxnning from xx/xx/2018 till the maturity date xx/xx/2035. The interest bearing amount is xx and the amount of deferred balance is xx. The lender has forgiven principal in the amount of xx; however, the forgiven amount exceeds 2% of the modified principal balance.

Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL, Loan Data: 0.000%, Comparison Data: 8.641%, Variance-8.641%.
This loan failed the TILA APR test.
The annual percentage rate (APR) is 8.650%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx with the lender xx xx with Instr | Book/Page# xx.
The chain of assignment has not been completed. The last assignment was done with The xx of xx, xxx, as Trustee, Fka The xx of xx, as Trustee, as successor to xx xxx as Trustee for xx which was recorded on xx/xx/2012. However; it should be with NRZ/xx/xx xx.
There is state tax lien in the favor of xx for the amount of $xxxe is civil judgment against the borrower xx in the favor ofxx D/xx/A GM Financial for the amount of $xxx was recorded on xx/xx/2017.

The combined first and second installment taxes for the year of 2019 have been paid in the total amount of $xxxrior delinquent taxes are found.
According to the payment history as of xx/xx/2020, the borrower has been delinquent for 7 months and next due date xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx an interest rate of 4.625%. The new UPB is reflected in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The borrower has been delinquent for 7 months and next due date xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx an interest rate of 4.625%. The new UPB is reflected in the amount of xx.
The borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2018 and the last date of filing xx/xx/2020.The chapter 13 plan was confirmed on xx/xx/2019.  The POC was filed by The xx of xx xxx on xx/xx/2018 with its secured amount as xx and the arrearage amount of xx. The order of confirming chapter 13 plan was filed on xx/xx/2019, which states that the chapter 13 plan was confirmed , as per the chapter 13 plan debtor sxxpay to the trustee $xxxmonth for 36 months. Currently the loan is active in bankruptcy.
Unable to determine the reason for default.

As per the collection comment, the subject property was owner occupied. No damage or estimated repairs have been found.
Update:
No additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2018 and the last date of filing xx/xx/2020.The chapter 13 plan was confirmed on xx/xx/2019.  The POC was filed by The xx of xx on xx/xx/2018 with its secured amount as xx and the arrearage amount of xx. The order of confirming chapter 13 plan was filed on xx/xx/2019, which states that the chapter 13 plan was confirmed , as per the chapter 13 plan debtor sxxpay to the trustee $xxxmonth for 36 months. Currently the loan is active in bankruptcy.

This Fixed modification agreement was made between the borrowerxx on xx/xx/2016 and the new modified principle balance is in the amount of xx and the less principal in the amount of xx has been forgiven.
The borrower promises to pay the monthly P&I of $xxx the interest rate 4.625%; beginning from xx/xx/2017, the new maturity date is xx/xx/2035. There is balloon disclosure provision which states that the deferred principal balance is xx due on xx/xx/2035.
update:
No additional information found in recent collection comments.
Affiliated Business Disclosure
Credit Application
Document Showing a Index Numerical Value
Final Truth in Lending Discl.
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The loan application is missing from the loan file, however the first page of application is available on box at location (“xx”) remaining pages are missing."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL Loan Data 0.000% Comparison Data 9.535% Variance -9.535%
This loan failed the TILA APR test.
The annual percentage rate (APR) is 9.535%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan Application Missing Or Unexecuted (Lvl 2)     "The Final application is available in the loan file located at” Origination and xx”. However, there is only one page available."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure document is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia. However, the Disclosure of Additional Fees state disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer document is missing from the loan file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "Unable to determine the Operative Index value. As per the supportive Documents is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form document is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2020 the subject xx was originated on xx.00, with xx Company.
The chain of assignment has not been completed. The last assignment is from xx Company to xx which was recorded on xx/xx/2003.The current assignment should be xx.
There is an active junior xx recorded on xx/xx/2005 in the amount of $xxx the favor ofxx.
There is an active Credit Card Judgment against the borrower xx in the favor of xx in the amount of $xxxch was recorded on xx/xx/2013.
1st installment xx tax for the year of 2018 has been paid in the amount $xxxd installment Combined tax for the year of 2018 has been due in the amount $xxx prior year delinquent taxes have been found.

According to the payment history as of xx/xx/2020, the borrower has been delinquent for 5 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2019.The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and next due date for the payment is xx/xx/2019.
According to the payment history as of xx/xx/2020, the borrower has been delinquent for 5 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2019.The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined.
As per the servicing comments, current occupancy of the subject property is unable to be determined. No damages or repairs are found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2019.The amount of secured claim is xx and the arrearage amount is $xxx29. The plan was confirmed on 0xx/xx/2019.
The motion for relief was filed on xx/xx/2019 and its order was granted on xx/xx/2019.
This loan modification agreement was made between (borrower) xx (Lender) xx, on xx/xx/2018.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 4.625%  and new P&I in the amount of $xxx beginning from xx/xx/2018 till the maturity date xx/xx/2033. There is no provision for the balloon payment.
Affiliated Business Disclosure Credit Report HUD-1 Closing Statement Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1 is missing from the loan file. However, the Estimated HUD is available and which is located at "7145913377_Collateral_Mortgage_1202727219 pg#25", the point & fees are updated as per the Estimated HUD."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The loan failed the origination and processing fees test due to one or more of the following findings:
The loan is Home Acquisition Loan, and charges a loan origination or processing fee, a broker fee, or both, which together exceed two percent (2%) of an amount which is equal to the loan principal; or one percent (1%) of the unpaid balance that is refinanced by the same lender .
The closing date (or date creditor received application if closing date is not provided) is on or after xxx, 2014, and the loan is a Consumer Loan  and charges a loan origination or processing fee, a broker fee, or both, whose sum exceeds two percent (2%) of an amount which is equal to the loan principal; or one percent (1%) of the unpaid balance that is refinanced by the same lender ; or is a Home Equity Line of Credit loan
The loan is a refinancing and the portfolio loan indicator is blank."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Origination and Processing Fees Test: FAIL, Loan Data: $xxx00, Comparison Data:$xxx00,Variance +$xxx00.
The loan failed the origination and processing fees test due to one or more of the following findings:
The loan is Home Acquisition Loan, and charges a loan origination or processing fee, a broker fee, or both, which together exceed two percent (2%) of an amount which is equal to the loan principal; or one percent (1%) of the unpaid balance that is refinanced by the same lender .
The closing date (or date creditor received application if closing date is not provided) is on or after xxx, 2014, and the loan is a Consumer Loan  and charges a loan origination or processing fee, a broker fee, or both, whose sum exceeds two percent (2%) of an amount which is equal to the loan principal; or one percent (1%) of the unpaid balance that is refinanced by the same lender ; or is a Home Equity Line of Credit loan

The loan is a refinancing and the portfolio loan indicator is blank."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Iowa State. The following required state disclosures are missing from the loan file.
1. Credit Agreement Disclosure
2. Cosigner Notice
3. Notice to Consumer
4. Compliance with Truth in Lending Act
5. Choice of Insurer Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "As per note date is xx/xx/2003 and Estimated HUD-1 settlement date is xx/xx/2007. However, ROR transaction date is xx/xx/2003 the settlement date is different from note date."
								* Settlement date is different from note date (Lvl 2) "As per Estimated HUD, the Settlement date is xx/xx/2003 which is not aligned with the original note date xx/xx/2008."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2003.
The chain of assignment has been completed. Currently, the assignment is from xx National Trust Company, As Trustee For xx Securities xx., xx, and Series 2003-8 to U.S. xx xxx as Trustee for xx which was recorded on xx/xx/2019.
There is an IRS lien against the borrower, “xx” in the favor of xx for the amount of xx which was recorded on xx/xx/2011.

There are two state tax liens against the borrower, “xx” in the favor of xx of Taxation for the amount of $xxxch was recorded on xx/xx/2015 and xx/xx/2017.
First installment of xx taxes for the year of 2019 (Parcel #xx and Parcel #xx) have been paid in the amount of $xxxxx/xx/2020.Second installment of xx taxes for the year of 2019 (Parcel #xx and Parcel #xx) is due in the amount of $xxxxx/xx/2020. No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2020, the loan has been in delinquency for 24 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2018. The UPB is reflected in the amount of xx. The current interest rate is 3.000 % and P&I is $xxx.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2018. The UPB is reflected in the amount of xx. The current interest rate is 3.000 % and P&I is $xxx.
According to document located at “xx”, the foreclosure was initiated in 2010 and the complaint was filed on xx/xx/2010 with the case# xx. No further details have been found in the collection comment/the loan file. The loan was modified on xx/xx/2012. The borrower promises to pay for the amount of $xxx with the interest rate of 2.00% beginning from xx/xx/2012. The new maturity date is xx/xx/2033. The loan was modified with 3 steps of interest rate. The loan was modified twice since origination.
According to document located at “xx”, the foreclosure was restarted and the file was referred to an attorney on xx/xx/2012. According to document located at “xx”, the foreclosure complaint was filed on xx/xx/2012. According to document located at “xx”, the sale was scheduled on xx/xx/2017 under case#xx. The borrower had filed the bankruptcy with case#xx on xx/xx/2017 which was terminated on xx/xx/2019. The borrower, "xx" had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The loan is currently in bankruptcy.
According to xxx schedule A and D under case #xx dated xx/xx/2019, the subject property had sustained heavy water damage and was in process of being repaired. The collection comment does not reflect any damage to the subject property. No information has been found regarding the insurance claim or repairs. Hence, it is unable to be determined whether the work has been completed or not.

Foreclosure Comments:According to document located at “xx”, the foreclosure was initiated in 2010 and the complaint was filed on xx/xx/2010 with the case# xx. No further details have been found in the collection comment/the loan file. The loan was modified on xx/xx/2012. According to document located at “xx”, the foreclosure was restarted and the file was referred to an attorney on xx/xx/2012. According to document located at “xx”, the foreclosure complaint was filed on xx/xx/2012. According to document located at “xx”, the sale was scheduled on xx/xx/2017 under case#xx. The borrower had filed the bankruptcy with case#xx on xx/xx/2017 which was terminated on xx/xx/2019. The borrower, "xx" had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The loan is currently in bankruptcy.
Bankruptcy Comments:The borrower, "xx" had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The plan was confirmed on xx/xx/2019.
According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. Hence, unsecured debt should be in the amount of xx. However, schedule D reflects unsecured debt in the amount of xx.
POC has been filed by the creditor, “xx” for the secured claim amount of xx and the amount of arrearage of xx on 06/xx/19. The amended POC has been filed by the same creditor for the same secured claim and amount of arrearage on xx/xx/2019.
According to amended chapter 13 plan dated xx/xx/2019, the arrearage to be paid through the plan is in the amount of xx. The debtor sxxpay to the trustee in the amount of $xxx00 for 12 months, $xxx00 for 36 months, and then $xxxr 12 months. The same plan was confirmed on xx/xx/2019. According to notice to intention to pay claims dated xx/xx/2020, the debtor sxxpay arrearage to creditor, “xx” in the amount of xx.
The modification agreement was made on xx/xx/2012 between the borrowers, “xx” and the lender, “xx.”. As per the modified terms, the new principal balance is xx. The balloon payment amount is xx and the borrower will be pay on maturity date of xx/xx/2033.
The borrower promises to pay for the amount of $xxx with the interest rate of 2.00% beginning from xx/xx/2012. The new maturity date is xx/xx/2033. The loan was modified with 3 steps of interest rate. The loan was modified twice since origination.
Affiliated Business Disclosure Final Truth in Lending Discl. Loan Program Info Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test.
This loan failed the discount fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the discount fee test. (OH ST § 1343.011(B))
The sum of all discount points is greater than 2% of the original principal amount. Discount points means any charges, whether or not actually denominated as "discount points," that are paid by the seller or the buyer of residential real property to a residential xx lender or that are deducted and retained by a residential xx lender from the proceeds of the residential xx. "Discount points" does not include the costs associated with settlement services as defined in RESPA.
Discount Fee Test: FAIL Loan Data: $xxx80 Comparison Data: $xxx00 Variance: +$xxx."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test
The annual percentage rate (APR) is 10.611%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: FAIL Loan Data: 0.000% Comparison Data: 10.611% Variance:-10.611%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Ohio. The following required State Disclosures are missing from the loan file.
1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
3. Non-Deposit Insurance Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "The subject xx was originated on xx. However, according to final HUD-1, the settlement date is xx/xx/2003."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 states that the subject xx was originated on xx.
The chain of assignment has not been completed. Currently, the subject xx is assigned to “xx as Trustee for xx Securities xx” which was recorded on xx/xx/2017”. However, the assignment is missing with xx.
There is a senior xx open against the subject property originated on xx. Loan amount is not listed.
Final HUD-1 does not show any payoff to Ulster xx Department of Social Services. No release or satisfaction document was found in the loan document stating the prior mortgages have been released.
However, Final Title Policy at the origination does not reflect any exception for senior mortgages. It shows a clear title. Possible title claim can be filed.
There is civil judgment against the borrower in the favor of xx in the amount of $xxxch was recorded on xx/xx/2008.
There is civil judgment against the borrower in the favor of xx in the amount of $xxxch was recorded on xx/xx/2008.
There is civil judgment against the borrower in the favor of xx in the amount of $xxxch was recorded on xx/xx/2012.
There is civil judgment against the borrower in the favor of xx in the amount of $xxxch was recorded on xx/xx/2013.
There is civil judgment against the borrower in the favor of xx in the amount of $xxxch was recorded on xx/xx/2013.
The 1st and 2nd installment of school taxes for the year 2020 are paid in the amount of $xxxxxxespectively.
The annual installment of combined taxes is paid in the amount of $xxxe utilities taxes for the year 2020 are delinquent in the amount of $xxxwith good through date xx/xx/2020.
Review of the payment history as of xx/xx/2020 reveals that the borrower is delinquent for 37 months and the next due date is xx/xx/2017. The last payment was received in the amount of $xxx which was applied for xx/xx/2016. Current UPB as of date reflects in the provided payment history tape is in the amount of xx.	Collections Comments:The loan is currently in Foreclosure.
Review as per servicing comments as of xx/xx/2020, borrower is delinquent for 37 months and the next due date is xx/xx/2017. Current UPB as of date reflects in the provided payment history tape is in the amount of xx. The subject property is in average condition and owner occupied. No damages have been found.
According to comment dated xx/xx/2019, borrower had deceased.
The loan modification agreement was made between thexx on xx/xx/2015 with the new modified unpaid principal balance xx. The new modified rate is 2.000 % and borrower promises to pay P&I in the amount of $xxx that began on xx/xx/2015 with the maturity date of xx/xx/2033. Reason for Modification is Financial Hardship. This modification contains balloon provision.
According to document located at “xx”, Foreclosure was referred to attorney on xx/xx/2009. According to updated title dated xx/xx/2020, the Notice of Pendency (xx) was filed on xx/xx/2009 and recorded on xx/xx/2009 with the instrument #xx. Again, as per document located at “xx”, Foreclosure was referred to attorney on xx/xx/2011. Additional Notice of Pendency of action (located at xx) was filed on xx/xx/2012 and recorded on xx/xx/2013 with the instrument #xx. Further, the order to discontinue action, vacate judgment and cancel of lis pendens (located at xx) was filed on xx/xx/2016 and recorded on xx/xx/2016 with the instrument #xx. As per seller’s tape data, the foreclosure was initiated and referred to attorney on xx/xx/2017. The Notice of Pendency (located at xx) was filed on xx/xx/2017 and recorded on xx/xx/2017 with instrument #xx. No further details found regarding foreclosure.
Update:
As per servicing comment dated xx/xx/2022 sale date xx/xx/2022 bid amount $xxxr servicing comment dated xx/xx/2022 foreclosure Cancelled on xx/xx/2022 due to modification,
As per servicing comment dated xx/xx/2022, modification effective date xx/xx/2022, borrower promises to pay P&I in the amount of $xxx that began on xx/xx/2022 , new modified rate is 4.000 % with the maturity date of xx/xx/20xx
Foreclosure Comments:According to document located at “xx”, Foreclosure was referred to attorney on xx/xx/2009. According to updated title dated xx/xx/2020, the Notice of Pendency (located at xx) was filed on xx/xx/2009 and recorded on xx/xx/2009 with the instrument #xx. Again, as per document located at “xx”, Foreclosure was referred to attorney on xx/xx/2011. Additional Notice of Pendency of action (located at xx) was filed on xx/xx/2012 and recorded on xx/xx/2013 with the instrument #xx. Further, the order to discontinue action, vacate judgment and cancel of lis pendens (located at xx) was filed on xx/xx/2016 and recorded on xx/xx/2016 with the instrument #xx. As per seller’s tape data, the foreclosure was initiated and referred to attorney on xx/xx/2017. The Notice of Pendency (located at xx) was filed on xx/xx/2017 and recorded on xx/xx/2017 with instrument #xx. No further details found regarding foreclosure.
Bankruptcy Comments:According to the xxx report, the borrower “xx” had filed for bankruptcy under Chapter-7 with case# xx on xx/xx/2008. The Schedule-D in xxx shows $xxx00 as an unsecured portion out of claim amount $xxx00. The last filing date of bankruptcy was xx/xx/2009. The debtor was dismissed on xx/xx/2009 and terminated on xx/xx/2009. No comment has been found indicating a cram-down.
The loan modification agreement was made between the Estate ofxx on xx/xx/2015 with the new modified unpaid principal balance xx. The new modified rate is 2.000 % and borrower promises to pay P&I in the amount of $xxx that began on xx/xx/2015 with the maturity date of xx/xx/2033. Reason for Modification is Financial Hardship. This modification contains balloon provision.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* Not all borrowers signed HUD (Lvl 3) "HUD-1 dated xx/xx/2003 is not signed by the borrower."	* Missing Required Disclosures (Lvl 2) "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.

1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. xx Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative xx Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. xx Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "Settlement date is xx/xx/2003, which is different from the note date xx/xx/2003."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with xx Company recorded on xx/xx/2003 with the instrument # xx.

No xx assignments have been found.

There is an active HOA Lien / COA Lien against subject property in the total amount of $xxxd by xx recorded on xx/xx/2014.
The annual xx taxes have been paid in the total amount of $xxx the year of 2019.
As per review of payment history as of xx/xx/2020, the borrower is delinquent for 8 months. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2020 in the amount of $xxx36 with the interest rate of 10.250%.The current unpaid principal balance is in the amount of xx.	Collections Comments:As per servicing comments and xxx the loan is in active bankruptcy. As per review of payment history as of xx/xx/2020, the borrower is delinquent for 8 months. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2020 in the amount of $xxx36 with the interest rate of 10.250%.The current unpaid principal balance is in the amount of xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx,xx (Debtor) has filed Bankruptcy under chapter-13 on xx/xx/2015 with case#xx. The POC was filed on xx/xx/2017 with claim in the amount of xx and with arrears amount of xx. The plan was filed on xx/xx/2015. The amended plan was filed on xx/xx/2016 which was confirmed on xx/xx/2016. As per plan borrower will pay estimated arrears amount of xx by making monthly payment in the amount of $xxx00 (Including Escrow). The xxx has not been filed yet. The loan is in active bankruptcy.	The loan was modified on xx/xx/2011. As per agreement the new principal balance is in the amount of xx. The borrower had promised to pay P&I payment in the amount of $xxx36 with the interest rate of 10.250% which was started on xx/xx/2011. The maturity date of agreement is xx/xx/2033.	Affiliated Business Disclosure Missing Required State Disclosures	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The HUD-1 statement is not signed by borrower."	* Missing Required Disclosures (Lvl 2) "List of service providers is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in “Louisiana” State. The following disclosures are missing in the loan file.
1) Authorization Fees, Charges and Expenses for Federally Related xx Loans
2) Anti-Tying Disclosure
3) Financial Institution Choice of Insurance Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing in the loan file."
								* Settlement date is different from note date (Lvl 2) "The note date was xx/xx/2003 and as per HUD-1 statement the settlement date is xx/xx/2003."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx, with xx as nominee for ‘xx’  with Instrument# | Book/Page# xx.
Chain of assignment has been completed. Currently assignment is with ‘U. S xx xxx as Trustee for xx’.
There is state tax lien active in the favor of ‘xx’ for the amount $xxx was recorded on xx/xx/2015.
There is junior xx active in the favor of ‘Ocean xx’ for the amount xx which was recorded on xx/xx/2005.
There is judgment active in the favor of ‘xx xxx NA’ for the amount $xxx was recorded on xx/xx/2018.
There is judgment active in the favor of ‘xx’ for the amount $xxx was recorded on xx/xx/2019.
The xx and town taxes are due on xx/xx/2020 which is in the amount of $xxx Utilities charges for 2020 are due in amount of $xxx xx/xx/2020.
The School taxes for 2019-2020 are paid off in amount of $xxx	The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2018 to till date. The loan is in delinquency for 14 months. The last payment was received in the amount of $xxx interest rate of 2.00% which was applied for the due date of xx/xx/2018. The payment history reflects current unpaid principal balance is in the amount of xx and modified deferred xx.	Collections Comments:Comments:
1. xx

Currently loan is in foreclosure. According to the delinquency of loan it seems that borrower’s ability to repay is poor.
The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2018 to till date. The loan is in delinquency for 14 months. The last payment was received in the amount of $xxx interest rate of 2.00% which was applied for the due date of xx/xx/2018. The payment history reflects current unpaid principal balance is in the amount of xx and modified deferred xx.
According to servicing comments the foreclosure was initiated on property. The file was referred to attorney on xx/xx/2019. As per updated title report dated xx/xx/2020, foreclosure complaint was filed on xx/xx/2020 with case# xx. The scheduled order was completed on xx/xx/2020. However, as per collection comment dated xx/xx/2020, stated that foreclosure is on hold for loss mitigation.  No further details have been found.
The comment dated xx/xx/2020 shows that reason for default is illness of borrower. The comment dated xx/xx/2019 shows that subject property is occupied by owner. No visible damages repairs have been found. The comment dated xx/xx/2020 shows that borrower’s intention is to keep property.
Bankruptcy was filed by “ xx” under the chapter 13 case#xx on xx/xx/2012. Bankruptcy case was dismissed on xx/xx/2014 and was terminated on xx/xx/2014. No further information has been found regarding BK.

Foreclosure Comments:According to servicing comments the foreclosure was initiated on property. The file was referred to attorney on xx/xx/2019. As per updated title report dated xx/xx/2020, foreclosure complaint was filed on xx/xx/2020 with case# xx. The scheduled order was completed on xx/xx/2020. However, as per collection comment dated xx/xx/2020, stated that foreclosure is on hold for loss mitigation.  No further details have been found.
Bankruptcy Comments:Bankruptcy was filed by “xx” under the chapter 13 case#xx on xx/xx/2012. Schedule D of xxx dated xx/xx/2012 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as $xxx deadline set on xx/xx/2013 and creditor has filed POC on xx/xx/2012(before deadline) with secured amount is xx and arrearage is $xxx was confirmed on xx/xx/2013. Bankruptcy case was dismissed on xx/xx/2014 and was terminated on xx/xx/2014. No further information has been found regarding BK.
The loan was modified on xx/xx/2014 with new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the new modified P&I of $xxx the new fixed interest rate of 2.00% beginning from xx/xx/2014 to the new maturity date of xx/xx/2035.	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is required for ARM loan; however document is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing trasnfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx, with xx as nominee for xx  with Instrument# | Book/Page# xx.
The chain of assignment has been completed.
There is junior xx active in the favor of xx as nominee for xx for the amount xx which was recorded on xx/xx/2004.
There is judgment active in the favor of xx for the amount $xxx was recorded on xx/xx/2012.
The annual utility taxes for the year of 2019 have been delinquent in the amount of $xxxgood through date is xx/xx/2020.
According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 17 months. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied to the due date of xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx and deferred balance in the amount of xx.	Collections Comments:According to servicing comments the loan is currently in bankruptcy. According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 17 months. The last payment was received on xx/xx/2020 and the next due date for payment is xx/xx/2018.
According to updated title report (xxthe foreclosure action was initiated by filing the compliant on xx/xx/2018. Currently, the foreclosure action is on hold due to bankruptcy.
As per xxx, non-borrower, xx had filed the BK under chapter 13, case#xx on xx/xx/2019.  The xxx has been filed by the creditor for failure make payments under bankruptcy.
No comment indicating any damage to the subject property has been found.

Foreclosure Comments:According to updated title report (xxthe foreclosure action was initiated by filing the compliant on xx/xx/2018. Currently, the foreclosure action is on hold due to bankruptcy.
Bankruptcy Comments:As per xxx, non-borrower, xx had filed the BK under chapter 13, case#xx on xx/xx/2019. The plan was confirmed on xx/xx/2019. xxx lists value of subject property in the amount of xx. As per chapter 13 plan, the pre-xx arrears on secured claims will be paid through the Plan in equal
monthly amounts of $xxxR has been filed by the subject creditor, xxx xx xxx on xx/xx/2019.	According to the modification, the loan was modified on xx/xx/2015, between the borrowerxx. The new modified principal balance as per modification is in the amount of xx. Of the new UPB, the amount of xx has been deferred. This deferred principal balance is eligible for forgiveness if borrower does not default on the new payments for first 3 anniversaries of the loan modification. The remaining balance of xx to be paid with interest at the fixed rate of 3.375% from xx/xx/2015. The new maturity date will be xx/xx/2035.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Maryland state. The following state disclosures are missing from the loan file:

1. Affidavit of Consideration
2. First Time Buyers Affidavit
3. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
No Escrow Account
Mandatory Binding Arbitration Disclosures
Home Buyer Education and Counseling Disclosure
Balloon Payment
Affidavit of Disbursement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative  index value since the supportive documents are missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated onxx, (borrowers) and (lender) xx, which was recorded on xx/xx/2004 in Instrument bk/pg# xx. The chain of assignment has not been completed as the current assignee does not shown in the updated title report; however it should be with the  xx.”.

No active liens and judgment has been found on updated title report.

2019 year annual Combined tax was paid on xx/xx/2019 in the amount of $xxx.23.

Review of the payment history provided from xx/xx/2018 to xx/xx/2020 reveals that borrower has been the delinquent for more than 15 months. The last payment was received on xx/xx/2018 in the amount of $xxx. The next due date is xx/xx/2018. The current P&I is $xxx and interest rate is 3.000%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Loan is in foreclosure.
Review of the payment history provided from xx/xx/2018 to xx/xx/2020 reveals that borrower has been the delinquent for more than 15 months. The last payment was received on xx/xx/2018 in the amount of $xxx. The next due date is xx/xx/2018. The current P&I is $xxx and interest rate is 3.000%. The current unpaid principal balance is in the amount of xx.
The loan modification agreement was made between borrower and lender on xx/xx/2017 with a new principal balance of xx with rate of 3.000%. The borrower promised to pay monthly P&I payment in the amount of $xxx beginning on xx/xx/2017 till the maturity date of xx/xx/2035. The interest bearing amount was xx. There is a balloon payment due at maturity in the approximate amount of xx.Reason for Modification is Financial Hardship.
The foreclosure was initiated on the subject property in 2019. According to the servicing comment dated xx/xx/2019, foreclosure was referred to attorney on xx/xx/2019. No other evidences have been found in the servicing comments regarding the foreclosure.
As per comment dated xx/xx/2019, loan reinstatement was completed.
As per comment dated xx/xx/2019, forbearance plan was completed.
Reason for default is curtailment of income.
 The subject property is occupied by the owner.
No property damages were observed as per the available servicing comments.
No delinquent taxes found.

Foreclosure Comments:The foreclosure was initiated on the subject property in 2019. According to the servicing comment dated xx/xx/2019, foreclosure was referred to attorney on xx/xx/2019. No other evidences have been found in the servicing comments regarding the foreclosure.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrower and lender on xx/xx/2017 with a new principal balance of xx with rate of 3.000%. The borrower promised to pay monthly P&I payment in the amount of $xxx beginning on xx/xx/2017 till the maturity date of xx/xx/2035. The interest bearing amount was xx. There is a balloon payment due at maturity in the approximate amount of xx.Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "ComplianceEase Risk Indicator is "Elevated".

“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to confirm."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with xx as nominee forxx. The chain of assignment is complete. Currently, the xx is U.S. xx xxx which was recorded on xx/xx/2019. Active liens and judgments against the borrower as follows: There are multiple IRS liens are active against borrower, xx in the favor of xx in the total amount of xx. Updated report dated xx/xx/2020 has attached copy multiple judgments/ liens. The name of borrower is xx or xx Some judgments may be active against borrower entered in the favor different plaintiff. However, these judgments are unable to be validated from the supporting document. Based on the filing date, these judgments are junior to subject xx. The amount is not listed for the judgments. There are multiple (list) civil cases filed by xx against borrower,xx and xx for tax delinquency (Real estate tax). Updated title states this as real estate tax liens. However, there is no property address mentioned on the list to validate those liens. The property is located in xx. There is a risk of property getting foreclosed if the said real estate tax liens which are against property. No delinquent taxes have been found.	As per pay history as of xx/xx/2020, the borrower is currently delinquent for 10 months and the next due date is xx/xx/2019. The last payment was made on xx/xx/2020 in the amount of $xxxr the due date xx/xx/2019. The UPB is in the amount of xx.	Collections Comments:The loan is in bankruptcy. As per pay history as of xx/xx/2020, the borrower is currently delinquent for 10 months and the next due date of xx/xx/2019. The last payment was made on xx/xx/2020 in the amount of $xxxr the due date xx/xx/2019. The UPB is in the amount of xx. Reason for default is unable to determine from available comment history. Subject property is owner occupied. No comments found regarding foreclosure. No comment found indicating damage to subject property. According to the xxx, the borrower had filed bankruptcy under chapter-7 with the case# xx on xx/xx/2017. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. According to motion filed on xx/xx/2018 under Doc#xx, the debtor wanted a relief from the bankruptcy stay to pursue loan modification with lender. The stay has been lifted per order dated xx/xx/2018.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-7 with the case# xx on xx/xx/2017. The schedule B of xxx value reflects value of subject collateral in the amount of xx. The borrower's intention per statement of intent is to retain the property and enter into reaffirmation agreement with lender. According to motion filed on xx/xx/2018 under Doc#33, the debtor wanted a relief from the bankruptcy stay to pursue loan modification with lender. The stay has been lifted per order dated xx/xx/2018.	This is a conventional ARM loan with original interest rate of 8.100%. Payment history as of xx/xx/2020 shows current interest rate as 4.00% and P&I in the amount of $xxx. As per collection comment dated xx/xx/2019, the loan was modified. No modification agreement reflecting current interest was found in the loan file.	Loan Program Info Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing in loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Texas State. The following state disclosures are missing from the loan file: 1. TX Loan Agreement Notice 2. Commitment Requirement/Anti-Tying 3. TILA Disclosures in Spanish 4. Home Equity Consumer Disclosure 5. Home Equity Loan Interest and Fees Pre closing Disclosure   6. Home Equity Loan Copies of Documents 7. Home Equity Loan Rescission Notice 8. Fair Market Value of Homestead Property Acknowledgment 9. Home Equity Loan Notice of Address for Borrower Notification of Violation 10. Choice of Insurance Notice 11. Collateral Protection Insurance Disclosure 12. Non-Deposit Investment Product Disclosure Are there any promotional materials? 13. Insurance Solicitation/Post Commitment Requirement 14. Construction Loan Disclosure"
								* Operative index value is unable to confirm (Lvl 2) "This is a ARM loan. Operative index value at origination is unable to be confirmed."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx.xxhe chain of the assignment has been completed. The latest assignment is with xxx xx xxx, Not In Its Individual Capacity, But Solely As Trustee For xx which was recorded on xx/xx/2020.
No active judgments or liens have been found.
1st installment of combined jurisdiction tax of 2020 has been paid in the amount of $xxx/xx/2020.
2nd installment of combined jurisdiction tax of 2020 is due in the amount of $xxx/xx/2020.
3rd installment of combined jurisdiction tax of 2019 has been paid in the amount of $xxx/xx/2019.
4th installment of combined jurisdiction tax of 2019 has been paid in the amount of $xxx/xx/2019.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower has been delinquent for 20 months. The last payment was received on xx/xx/2020 which was applied for xx/xx/2018 and the next due date for the payment is xx/xx/2018. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the review of the servicing comments, the loan is in the foreclosure and the borrower has been delinquent for 20 months. The last payment was received on xx/xx/2020 which was applied for xx/xx/2018 and the next due date for the payment is xx/xx/2018. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined from the latest collection comments.
The Step modification agreement was signed between the borrower xx and the lenderxx on xx/xx/2015.
As per the comment dated xx/xx/2020, the subject property has been occupied by the owner. The latest BPO is not available. Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the complaint was filed on xx/xx/2018 which is located at xx. No further details have been found.

Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with case # xx on xx/xx/2015 and the plan was confirmed on xx/xx/2016. The POC was filed on xx/xx/2016 with the secured claim amount of xx and the amount of arrearage is $xxxcase was converted to chapter 7 on xx/xx/2017. As per the chapter 13 plan, the debtor sxxpay to the trustee the sum of $xxxmonth for 36 months. The xxx was filed on xx/xx/2016. The case was standardly discharged on xx/xx/2017 and the case got terminated on xx/xx/2017.	This Step modification agreement was signed between the borrowerxx on xx/xx/2015.
The Unpaid Principal Balance is xx with interest rate 2.00% which steps up in 3 steps ending at 4.00%. The borrower promises to pay the monthly P&I of $xxxnning from xx/xx/2015. The maturity is xx/xx/2035. The interest bearing amount is xx and deferred balance in the amount of xx. The xx will be due in a single payment of xx/xx/2035. Previously, the loan has been modified in the years 2007, 2008 and 2012.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees Test: FAIL Loan Data $xxxarison Data $xxxiance +$xxxoan failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a xx broker sxxhave the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file.
1. NJ Attorney Disclosure
2. Unacceptability of Insurance Notice
3. Attorney Disclosure II
4. Tax Bill Information
5. Private Well Testing
6. Choice of Insurer Disclosure
7. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with xx as a nominee forxx. recorded on xx/xx/2005 with the instrument # xx.

The chain of xx assignment has been completed. Currently, the xx assignment is with U.S xx xxx Trustee for xx recorded on xx/xx/2019.

There is a junior xx open against the subject property originated xx/xx/2013 in the amount of xx   held by xx recorded on xx/xx/2014 with the instrument# xx.

The report shows there are seven active State Tax liens or Warrants against subject property in the total amount of xx held by xx recorded on different dates. But the property address and name of borrower does not match.

The 1st and 2nd installments of xx taxes have been paid in the total amount of $xxx the year of 2018.

The 1st installment of xx taxes has been paid in the total amount of $xxx the year of 2019.

As per review of payment history as of xx/xx/2020, the borrower is delinquent for 6 months. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2020 in the amount of $xxx with the interest rate of 4.00%.The current unpaid principal balance is in the amount of xx.	Collections Comments:As per servicing comments the loan is in active bankruptcy. As per review of payment history as of xx/xx/2020, the borrower is delinquent for 6 months. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2020 in the amount of $xxx with the interest rate of 4.00%.The current unpaid principal balance is in the amount of xx.

The loan was modified on xx/xx/2011. As per agreement the new principal balance is in the amount of xx. The borrower had promised to pay P&I payment in the amount of $xxx with the interest rate of 4.00% which was started on xx/xx/2011. The maturity date of agreement is xx/xx/2051.

 As per xxx, xx   (Debtor 1) has filed Bankruptcy under chapter-13 on xx/xx/2016 with case#xx. The POC was filed on xx/xx/2016 with claim in the amount of xx and with arrears amount of xx. The plan was filed on xx/xx/2016. The amended plan was filed on xx/xx/2016 which was confirmed on xx/xx/2016. As per plan debtor will monthly payment in the amount of $xxx. The xxx was filed on xx/xx/2017.The loan is in active bankruptcy.
Foreclosure Comments:Not Applicable
Bankruptcy Comments: As per xxx, xx (Debtor 1) has filed Bankruptcy under chapter-13 on xx/xx/2016 with case#xx. The POC was filed on xx/xx/2016 with claim in the amount of xx and with arrears amount of xx. The plan was filed on xx/xx/2016. The amended plan was filed on xx/xx/2016 which was confirmed on xx/xx/2016. As per plan debtor will monthly payment in the amount of $xxx. The xxx was filed on xx/xx/2017.The loan is in active bankruptcy.	The loan was modified on xx/xx/2011. As per agreement the new principal balance is in the amount of xx. The borrower had promised to pay P&I payment in the amount of $xxx with the interest rate of 4.00% which was started on xx/xx/2011. The maturity date of agreement is xx/xx/2051.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease risk indicator is moderate.

This loan failed the TILA right of rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in “Illinois” State. The following state disclosures are missing in the loan file.
1) IL Collateral Protection Insurance Notice
2) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Not all borrowers signed TIL (Lvl 2)     "The final TIL is not signed by borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 withxx.
The chain of assignment has not been completed. Currently, the xx is with U.S. xx xxx, As Trustee for xx Pass-through Certificates, Series 2005-10 which was recorded on xx/xx/2012. However; it should be with xx xx.
Junior xx originated on xx.00 in favor of Cal State 9 Credit Union.
No other active liens and judgments against the borrower/property.
1st installment xx tax for the year of 2019 has been paid in the amount of $xxxxx/xx/2019.
2nd installment xx tax for the year of 2019 is due in the amount of $xxxxx/xx/2020.
According to the review of payment history as of xx/xx/2020, the borrower is delinquent for 9 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx68 and PITI is in the amount of $xxx29. The UPB reflected in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. According to the review of payment history as of xx/xx/2020, the borrower is delinquent for 9 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx68 and PITI is in the amount of $xxx29. The UPB reflected in the amount of xx.
This loan modification agreement was made between the borrower xx and the lenderxx on xx/xx/2014.
The reason for default is unavailable.
As per the comment dated xx/xx/2020, the subject property is owner-occupied. No damages or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017. The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is xx. A Motion for Relief from xxy (Doc #xx) was filed on xx/xx/2018 by U.S. xx xxx for the subject loan. A Stipulation Granting Adequate Protection Payments was granted (Doc #xx) on xx/xx/2018 between U.S. xx xxx and the debtors stating the debtors sxxtender regular monthly payments in the amount of $xxx85 commencing xx/xx/2018. The total post-xx arrears are xx. In addition to the regular monthly payments, the debtors sxxalso tender payments in the sum of $xxx19 commencing xx/xx/2018 until xx/xx/2019 with a final payment of $xxx xx/xx/2019. The third amended chapter 13 plan (Doc #xx) was confirmed on xx/xx/2018 and the debtor sxxpay P&I to the trustee in the amount of $xxx00 for 24 months and $xxx00 for 36 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx. There is no comment indicating a cramdown. The date of last filing is xx/xx/2020.	This loan modification agreement was made between the borrowerxx on xx/xx/2014.
The Unpaid principal Balance is xx with interest rate 2.00% which steps up in 4 steps ending at 4.20%. The borrower promises to pay the monthly P&I of $xxx07 beginning from xx/xx/2015. The interest-bearing amount is xx. The maturity is dated xx/xx/2035. There is no provision for the balloon payment. Previoulsy the loan was modified in the year of 2009, 2011 & 2013.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures xx Insurance	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This conventional loan was originated on xx. Final application and Final HUD-1 does not show value for monthly MI. LTV at origination is showing 90%. However, the seller’s tape data does not show MI is required. The required MI Certificate is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosures are missing from the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private xx Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per the note the origination date is xx/xx/2005, however; as per the HUD1 and ROR the settlement date is xx/xx/2005 which is different date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xxhe chain of xx assignment has been completed. Currently, the xx assignment is with xxx xx xxx not in its individual capacity but solely as trustee of the xx.

No active liens and judgment has been found on updated title report.

2019 year annual combined tax was paid on xx/xx/2020 in the amount of $xxx	The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2018. The loan is in delinquency for more than 14 months. The last payment was received on xx/xx/2018 in the amount of $xxxit was applied for the due date of xx/xx/2018. The current P&I is $xxxinterest rate is 4.575%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Loan is in Bankruptcy.
The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2018. The loan is in delinquency for more than 14 months. The last payment was received on xx/xx/2018 in the amount of $xxxit was applied for the due date of xx/xx/2018. The current P&I is $xxxinterest rate is 4.575%. The current unpaid principal balance is in the amount of xx.

The loan modification agreement was made between “xx” borrower and “xx” lender on xx/xx/2018 with a new principal balance of xx with rate of 4.575%. The borrower promised to pay monthly P&I payment in the amount of $xxxnning on xx/xx/2018 till the maturity date of xx/xx/2035. The interest bearing amount was xx. Reason for Modification is Financial Hardship.

As per the seller tape data reflecting, the foreclosure was initiated and referred to attorney on xx/xx/2019. No other evidence has been found regarding the same.

As per xxx, the borrower " xx” had filed the bankruptcy under chapter-13 with the case# xx on xx/xx/2019.The creditor, “xx.,” had filed POC for the secured claim amount of $xxxthe amount of arrearage of xx on 02/xx/20.According to xxx schedule D dated xx/xx/2020, the value of the collateral is xx and the amount of secured claim xx. Hence, unsecured portion is reflected in the amount of $xxxrrower is currently on active bankruptcy.

No delinquent taxes found.
No property damages were observed as per the available servicing comments.
Update:
As per servicing comment dated xx/xx/2023, foreclosure cancelled due to modification.
As per servicing comment dated xx/xx/2023, modification effective date xx/xx/2023, borrower promises to pay P&I in the amount of $xxx began on xx/xx/2023 , new modified rate is  4.50% with the maturity date of xx/xx/2043.

Foreclosure Comments:As per the seller tape data reflecting, the foreclosure was initiated and referred to attorney on xx/xx/2019. No other evidence has been found regarding the same.
Bankruptcy Comments:As per xxx, the borrower " xx” had filed the bankruptcy under chapter-13 with the case# xx on xx/xx/2019.
The creditor, xx, had filed POC for the secured claim amount of $xxxthe amount of arrearage of xx on 02/xx/20. According to xxx schedule D dated xx/xx/2020, the value of the collateral is xx and the amount of secured claim xx. Hence, unsecured portion is reflected in the amount of $xxxtion for relief was not filed. Borrower is currently on active bankruptcy.
The loan modification agreement was made between “xx” lender on xx/xx/2018 with a new principal balance of xx with rate of 4.575%. The borrower promised to pay monthly P&I payment in the amount of $xxxnning on xx/xx/2018 till the maturity date of xx/xx/2035. The interest bearing amount was xx. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Compliance Ease risk indicator is "Elevated".

“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2020 the subject xx was originated on xx.xx, with xx as nominee for xx.
The chain of assignment has been completed.
There is an active water/sewer lien against the subject property in the favor of the xx in the amount $xxx is recorded on xx/xx/2008.
1st installment combined tax for the year of 2019 has been due in the amount $xxxinstallment combined tax for the year of 2019 has been due in the amount $xxxprior year delinquent taxes have been found.
According to the payment history, the borrower has been delinquent for 17 months and the next due date is for xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for xx/xx/2018. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in Collections and next due date for the payment is xx/xx/2018.
According to the payment history, the borrower has been delinquent for 17 months and the next due date is for xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for xx/xx/2018. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined.
As per the servicing comments, the current occupancy of the subject property is unable to be determined. No damages or repairs are found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter- 13 with the case#xx on xx/xx/2016. The POC was filed on xx/xx/2016. The amount of secured claim is xx and the amount of arrearage is xx.The plan was confirmed on xx/xx/2018.The case was dismissed on xx/xx/2019 and terminated on xx/xx/2020.	This loan modification agreement was made between (borrower) xx and (Lender)xxxxx, on xx/xx/2014.The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 4.750% and new P&I in the amount of $xxxnning from xx/xx/2014 till the maturity date xx/xx/2040.The amount of balloon payment is xx. The interest bearing amount is xx and deferred balance is xx.The amount of deferred balance xx is eligible for forgiveness in equal installment over three years. Unless the borrower default on new payments to the extent that three or more monthly payment becomes overdue and unpaid on the last day of any month, the servicer sxxforgive one-third of the outstanding portion of the deferred principal balance on each of the first, second and third anniversaries of the Modification effective date.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures xx Insurance Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "IN License Validation Test: FAIL
This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien xx lending under the First Lien xx Lending License and Subordinate Lien xx Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien xx Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xxx, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Indiana license validation test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "According to the review of the loan file, this is a conventional loan with the LTV 100%; However, MI certificate is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Indiana State. The following required state disclosures are missing from the loan file.
1. Hazard Insurance Disclosure
2. Federal Consumer Credit Protection Act Disclosure
3. Insurance Freedom of Choice Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx.xxn the amount of xx, which was recorded on xx/xx/2005. The chain of the assignment has been completed. The latest assignment is with xxx xx xxx, Not In Its Individual Capacity, But Solely As Trustee Of The xxx Trust II which was recorded on xx/xx/2019. There is an IRS lien against the borrower xx in the favor of xx in the amount of xx which was recorded on xx/xx/2011. There are two open HOA lines against the subject property filed by the xx total in the amount of $xxx were recorded on different dates xx/xx/2014 and xx/xx/2015. Annual combined taxes for the year of 2018 have been paid total in the amount of $xxxrior years delinquent taxes have been found.	According to a review of the payment history as of xx/xx/2020, the borrower is currently delinquent for 40 months and the next due date for the regular payment is xx/xx/2016. The last payment date unable to determine from the available payment history; however, as per the payment history tape data, the borrower had made the last payment total in the amount of PITI $xxxh includes P&I $xxx the rate of interest 3.50%, which was applied for the due date of xx/xx/2016. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in foreclosure. As per the payment history as of xx/xx/2020, the borrower is delinquent with the loan for 40 months and the next due for the regular payment is xx/xx/2016. The last payment date unable to determine from the available payment history; however, as per the payment history tape data, the borrower had made the last payment total in the amount of PITI $xxxh includes P&I $xxx the rate of interest 3.50%, which was applied for the due date of xx/xx/2016. The UPB reflected in the latest payment history is in the amount of xx.
The reason for the default of the borrower was a curtailment of income.
No modification, forbearance details are available in recent collections comments.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.
Update:
As per servicing comment dated xx/xx/2021, foreclosure cancelled due to modification.
As per servicing comment dated xx/xx/2021, modification effective date xx/xx/2021, borrower promises to pay P&I in the amount of $xxx began on xx/xx/2021 , new modified rate is  4.50% with the maturity date of xx/xx/2061.

Foreclosure Comments:As per the updated title report foreclosure was initiated against subject property in xx. The notice of lis pendency was filed by the xxx xx xxx located at "xx" with the foreclosure case#xx on xx/xx/2017. The foreclosure judgment was entered on xx/xx/2018. The court dismissed its motion as no one appears at that time and the case was called for updating. The notice of sheriff sale date event was filed on xx/xx/2020; however, no foreclosure sale date has been found. No further foreclosure activity has been found.
Bankruptcy Comments:According to the xxx report, the borrower “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2019. The POC was filed by the creditor xxx xx xxx on xx/xx/2019 with the POC amount of xx and the amount of arrearage is xx. As per the amended chapter 13 plan the debtor was supposed to pay to the trustee in the amount of $xxxthe period of 60 months. The plan was not confirmed. The Schedule-D in xxx shows xx as an unsecured portion out of claim amount xx. No comment has been found indicating a cram-down. The xxx was filed on xx/xx/2019 by xx as servicing agent for xx, as the debtor was failed to, makes the post-petititon payments total in the amount of xx; however, the order on the automatic stay in the case was modified. The last filing date of bankruptcy was xx/xx/2020. The case was dismissed on xx/xx/2019 and it was terminated on xx/xx/2020.	The Loan modification agreement was made on xx/xx/2016, between the borrower “xx” and the lender “xx”. The borrower promises to make a monthly payment of $xxx the rate of interest 3.5%, beginning from xx/xx/2016 till the maturity date of xx/xx/2040. The new principal balance stated in the Modification is in the amount of xx. In addition xx of the new principal balance was eligible for forgiveness. Hence, the interest bearing amount is xx. The lender deferred the amount of xx form the new principal balance. The deferred principal balance of xx is eligible for forgiveness. As per the modification agreement if the borrower makes regular payment during the first three years from the date xx/xx/2016. Then, the whole deferred amount will be referred to as the forgiven amount. The amount of xx of the new principal balance sxxbe interest bearing lump sum payment. This balloon payment will be due on the maturity date xx/xx/2040 or earlier upon payoff of the loan.

Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate as loan is failing for the following tests. GSE (xx public guidelines) Seller Paid Points and Fees Exception Test. GSE (Freddie Mac public guidelines) Seller Paid Points and Fees Exception Test. Grace Period Test. Late Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the grace period test. The loan has a grace period that does not conform to the requirements for the lender's license type in the state where the property is located. Grace Period Test: FAIL Loan Data 5Days Comparison Data 10Days Variance -5Days.  This loan passed the prepayment term test. The loan has a prepayment term that conforms to the requirements for the lender's license type in the state where the property is located. Late Fees Test: FAIL Loan Data 15.000% Comparison Data 5.000% Variance +10.000%."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan fil"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Illinois state. The following require state disclosures are missing from the loan file. 1. IL Collateral Protection Insurance Notice. 2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 in favor of xx as nominee forxx.

The chain of assignment is completed as the subject xx is currently assigned to “U.S. xx xxx, not in its individual capacity, but solely as trustee of the xx” and this AOM was recorded on xx/xx/2019.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The 1st installment xx taxes for 2019 have been paid in the amount of $xxx/xx/2020.

No prior year delinquent taxes have been found in the updated title report.
Review of updated payment history as of xx/xx/2020, the loan is currently in delinquency for +23 months and the next due for regular payment is xx/xx/2018. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2018. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently in active Bankruptcy. The loan is currently in delinquency for +23 months and the next due for regular payment is xx/xx/2018. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2018. The UPB as of the date is in the amount of xx.
The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2019 with the Case#xx.
The Schedule-D in xxx shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx.
According to the debtor's Chapter-13 plan was filed on xx/xx/2020, the debtor sxxmaintain the contractual payments on the subject xx and these payments will be disbursed by the debtor and the estimated total amount of arrearage of xx will be disbursed by trustee through the plan with monthly payment of $xxx. This plan is not confirmed yet.
The POC was filed on xx/xx/2019 with the secured claim of xx with an arrearage of xx.
The foreclosure proceedings were initiated in 2018. The complaint was filed on xx/xx/2018. The FC judgment is not entered yet. The FC proceedings were placed on hold as the borrower had filed bankruptcy on xx/xx/2019 under chapter 13 with the Case#xx. The loan is currently in active Bankruptcy.

Update:
As per servicing comment dated xx/xx/2023, the bankruptcy Case #xx was discharged on xx/xx/2024.
As per servicing comment dated xx/xx/2024, modification effective date xx/xx/2024, borrower promises to pay P&I in the amount of $xxx that began on xx/xx/2024 , new modified rate is 5.50 % with the maturity date of xx/xx/2064.
As per servicing comment dated xx/xx/2024, foreclosure cancelled  on xx/xx/2024 due to modification.

Foreclosure Comments:The foreclosure proceedings were initiated in 2018. The complaint was filed on xx/xx/2018. The FC judgment is not entered yet. The FC proceedings were placed on hold as the borrower had filed bankruptcy on xx/xx/2019 under chapter 13 with the Case#xx. The loan is currently in active Bankruptcy.
Bankruptcy Comments:Claim#1
The debtor (xxx) had filed Bankruptcy under chapter-13 on xx/xx/2019 with the Case#xx.
The Schedule-D in xxx shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx.
According to the debtor's Chapter-13 plan was filed on xx/xx/2020, the debtor sxxmaintain the contractual payments on the subject xx and these payments will be disbursed by the debtor and the estimated total amount of arrearage of xx will be disbursed by trustee through the plan with monthly payment of $xxx. This plan is not confirmed yet.
		The POC was filed on xx/xx/2019 with the secured claim of xx with an arrearage of xx.	Not Applicable		1: Acceptable					Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx with the lender xx xx with Instr# xx, Bk/Pg.# xx.
The chain of assignment has been completed. The last assignment was done with xxx xx xxx, Not in Its Individual Capacity, But Solely as Trustee for xx which was recorded on xx/xx/2020 with Instr# xx.
The junior xx on the subject property in the amount of xx in favor of xx as nominee for xx and it was recorded on xx/xx/2005 with Instr | Book/Page# xx.
Annual xx taxes for the year of 2019, the tax certificate required for current tax status. The tax status is to follow. The subject property is located in PA State.
As per the review of the payment history as of xx/xx/2020, the borrower has been delinquent for 26 months and the next payment is due for xx/xx/2017. The last payment was received on xx/xx/2020 in the amount of $xxx an interest rate of 2.000 % which was applied for xx/xx/2017. The current UPB is xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The borrower has been delinquent for 26 months and the next payment is due for xx/xx/2017. The last payment was received on xx/xx/2020 in the amount of $xxx an interest rate of 2.000 % which was applied for xx/xx/2017. The current UPB is xx.
xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2018. The plan was confirmed on xx/xx/2018. The POC was filed by xxx xx xxx on xx/xx/2018 with its secured amount as xx and the arrearage amount of xx. As per the amended plan dated xx/xx/2018, the debtor sxxpay the trustee $xxxtal base plan is xx. Currently the loan is in active bankruptcy.
The reason for default as per servicing comment dated xx/xx/2019 is car issues & unexpected life events.
No foreclosure proceedings have been found in the recent 24 months.
This Step modification agreement was signed between the borrower xx and thexx on xx/xx/2015. The unpaid principal balance is xx.
The latest property inspection report is not available in the loan file. Collection comment dated xx/xx/2019, the subject property is owner occupied.
Update:
As per servicing comment dated xx/xx/2023, the bankruptcy Case close after xx/xx/2023

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrowerxx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2018. The plan was confirmed on xx/xx/2018. The POC was filed by xxx xx xxx on xx/xx/2018 with its secured amount as xx and the arrearage amount of xx. As per the amended plan dated xx/xx/2018, the debtor sxxpay the trustee $xxxtal base plan is xx. Currently the bankruptcy is active.
This Step modification agreement was signed between the borrower xx and the servicerxx on xx/xx/2015. The unpaid principal balance is xx with interest rate 2.000 % which steps up in 3 steps ending at 4.000%. The borrower promise to pay the monthly P&I of $xxxnning from xx/xx/2016 till the maturity date xx/xx/2035. The modification deferred balance is xx and the interest-bearing amount xx. The modification has Balloon provision and estimated balloon payment amount is xx will be due in a single payment on xx/xx/2035. The previous modification was made on xx/xx/2010, xx/xx/2013.	Affiliated Business Disclosure Initial Escrow Acct Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the subject xx originated on xx.xxThe chain of assignment is complete.
No active judgments or liens have been found.
RE tax status:
The 2019 xx taxes have been paid in the amount of $xxx/xx/209.
No delinquent taxes have been found.	Payment history as of xx/xx/2020 shows that borrower has been delinquent for 11 months and is next due for xx/xx/2019. The current UPB is in the amount of xx and interest rate is 3.375%. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied to the due date of xx/xx/2019.	Collections Comments:Loan is currently in active bankruptcy and borrower has been delinquent for 11 months and is next due for xx/xx/2019.
As per the BK plan, that debtor intends to cure default payment by making $xxxnthly for arrears in the amount of $xxxonthly installment of $xxxctly to the creditor.  The plan was confirmed on xx/xx/2020.
The RFD is not stated in the collection comments.
No comment reflecting foreclosure activity was found in the collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to xxx, the borrower had filed the bankruptcy under chapter 13, case#xx on xx/xx/2019.
xxx lists the value of collateral in the amount of xx. The amended chapter 13 plan filed on xx/xx/2019 states that debtor intends to cure default payment by making $xxxnthly for arrears in the amount of $xxxmonthly installment of $xxxctly to the creditor. The plan was confirmed on xx/xx/2020.	The loan was modified on xx/xx/2016 with new UPB of xx. Out of new UPB, the amount of $xxxbeen deferred. The amount of xx to be paid with fixed interest at the rate of 3.375% from xx/xx/2016 to new maturity date xx/xx/2034.	Affiliated Business Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Ce risk indicator is moderate due to Failure of TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data: xx Comparison Data: xx Vriance: -$xxx* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test: - On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business agreement disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per HUD, the settlement date is xx/xx/2003 which is different than note date xx/xx/2003."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx. The chain of assignment has not been completed as the current assignee is the “xx Of xx xx The xx Of xx, As Trustee For The holders Of The Certificates, xx Pass-Through Certificates Series FHAMS 2005-FA5, By xx xxx, Master Servicer, In Its Capacity As Agent For The Trustee Under The Pooling and Servicing Agreement” xx xx/NRZ”. There is one junior xx has been found against the borrower, recorded on xx/xx/2006 for the amount of xx, which is in the favor of xx. No other active judgments or liens found.
2019 Third and Fourth installment has been paid in the total amount of $xxx9 Combined Third installment overpayment payment $xxxmade on xx/xx/2019.2020 First and Second installment has been made in the total amount of $xxxxx/xx/2020. No prior years delinquent taxes found.
Review of the payment history provided from xx/xx/2011 till xx/xx/2020 reveals that borrower is delinquent from xx/xx/2018 to till date. The last payment was received in the P&I amount of $xxx on xx/xx/2020 which was applied for the due date of xx/xx/2018. The next due date is xx/xx/2018. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 6.12%.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxx77 which was applied for the due date of xx/xx/2018. The current unpaid principal balance is xx. The current interest rate is 6.12 % and P&I is $xxx. Comment dated xx/xx/2019 shows reason for default of borrower is unemployment. Debtor had filed bankruptcy under chapter-07 with the case#xx/xx/2019 on xx/xx/2019. Motion for relief was filed on xx/xx/2019. Bankruptcy case is terminated on xx/xx/2019. According to available servicing comments and seller tape data the foreclosure was initiated in xx. File was refried to the attorney on xx/xx/2018. Updated title report located at (xx) shows the Lis-Pendens has been filed in the case number xx on xx/xx/2019. Comment dated xx/xx/2019 shows the foreclosure sale date was scheduled on xx/xx/2019 and it has been postponed due loss mitigation. According to comment dated xx/xx/2019 servicer has been approved trial payment plan in which borrower was promise to pay his first payment amount of $xxxxx/xx/2019 , second payment amount of $xxxxx/xx/2019 and third $xxx0xx/xx/2020. Latest servicing comment dated xx/xx/2020 shows borrower has been made his third trial payment plan on xx/xx/2020. No further details found regarding foreclosure. According to comment dated xx/xx/2019, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Foreclosure Comments:According to available servicing comments and seller tape data the foreclosure was initiated in 2018. File was refried to the attorney on xx/xx/2018. Updated title report located at (xx) shows the Lis-Pendens has been filed in the case number xx on xx/xx/2019. Comment dated xx/xx/2019 shows the foreclosure sale date was scheduled on xx/xx/2019 and it has been postponed due loss mitigation. According to comment dated xx/xx/2019 servicer has been approved trial payment plan in which borrower was promise to pay his first payment amount of $xxx27 by xx/xx/2019 , second payment amount of $xxx27 by xx/xx/2019 and third $xxx0xx/xx/2020. Latest servicing comment dated xx/xx/2020 shows borrower has been made his third trial payment plan on xx/xx/2020. No further details found regarding foreclosure.
Bankruptcy Comments:Debtor had filed bankruptcy under chapter-07 with the case#xx/xx/2019 on xx/xx/2019. Motion for relief was filed on xx/xx/2019. Bankruptcy case is terminated on xx/xx/2019.	Not Applicable	Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance test is failed due to this loan failed Prohibited Fees Test. Hence, Loan Data is $xxxComparison Data is $xxxnd Variance is +$xxx. This loan also failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Compliance test is failed due to this loan failed Prohibited Fees Test. Hence, Loan Data is $xxxComparison Data is $xxxnd Variance is +$xxx."
* Missing Required State Disclosures (Lvl 2)     "Below State Disclosures are missing from loan file;
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application
Choice of Insurer Disclosure
Private Well Testing
Tax Bill Information
Attorney Disclosure II
Unacceptability of Insurance Notice
								NJ Attorney Disclosure"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report dated xx/xx/2020 shows that subject xx originated on xx.00, recorded on xx/xx/2005 has been active on the title.
Chain of assignment is complete.
There is a junior xx active against property in the amount of xx which was recorded on xx/xx/2005 in the favor of lender xx.
No active judgments or liens have been found.
The payment history as of xx/xx/2020 shows that borrower is delinquent for 6 months and is next due for xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxhe current UPB is reflected in the amount of $xxx6.11 and interest rate is 3.410%.	Collections Comments:The loan is in bankruptcy and the borrower is next due for xx/xx/2019.
The borrower has been delinquent for 6 months per payment history.
According to servicing comment dated xx/xx/2017, no damage to the subject property was found due to disaster.
The RFD is curtailment of income and borrower intends to keep the property.
Foreclosure Comments:According to servicing comments, the foreclosure complaint was filed on xx/xx/2010 and the sale was scheduled for xx/xx/2011. This sale was put on hold due to loss mitigation. No further details were found.
Bankruptcy Comments:As per xxx, the borrower had filed the bankruptcy under chapter 7, case#xx on xx/xx/2018. The case was converted to chapter 13 on xx/xx/2018. The plan was confirmed on xx/xx/2019. Under third amended chapter 13 plan filed on xx/xx/2019, the debtor intends to get the loan modification for the subject xx. The plan was confirmed on xx/xx/2019.	The loan was modified on xx/xx/2018. The UPB is xx to be paid with an interest rate of 3.410% and a P&I of $xxx. The first payment had started from xx/xx/2018 with a maturity date of xx/xx/2038. There is no deferred and principal forgiven in the modification.	Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The initial escrow account disclosure is missing from the loan file."
								* Missing Required State Disclosures (Lvl 2) "The list of sevrvice provider disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 states that the subject xx was originated on xx.
The chain of assignment has been completed. Currently, the subject xx is assigned to “U.S. xx xxx, Not in its Individual Capacity, But Solely As Trustee for NRZ Pass- Through xx (B)” which was recorded on xx/xx/2020.
There is no judgment/lien against the subject property/borrower.
The Annual Tax Amount is $xxxThe 2019 1st installment of city taxes were paid in the amount of $xxxhe 2020 2nd installment of city taxes were due in the amount of $xxxNo delinquent taxes are found.
Review of the payment history as of xx/xx/2020 reveals that the borrower is delinquent for 5 months and the next due date is xx/xx/2019. The last payment was received in the amount of $xxx06 which was applied to xx/xx/2019. Current UPB as of date reflects in the provided payment history tape is in the amount of xx. According to chapter 11 Plan, Current rate is 4.500% and P&I is $xxx06.	Collections Comments:The loan is currently delinquent in Bankruptcy.
Review of the payment history as of xx/xx/2020 reveals that the borrower is delinquent for 5 months and the next due date is xx/xx/2019. The last payment was received in the amount of $xxx06 which was applied to xx/xx/2019. Current UPB as of date reflects in the provided payment history tape is in the amount of xx.
The property is rental and condition is good. No damage and repairs have been found latest servicing comments.
No foreclosure evidence was found in comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the borrower “xx” had filed Bankruptcy under Chapter-11 with case#xx on xx/xx/2015. The POC was filed by the creditor “xx” on xx/xx/2016 with the secured claim amount of xx and the amount of arrearage is xx. The plan was confirmed on xx/xx/2016. According to plan, the debtor sxxmake monthly payments to the Trustee in the amount of $xxxr month. The last filing date of bankruptcy was xx/xx/2020.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia State. The following required state disclosures are missing from the loan file.

1. VA Application Disclosure
2. Choice of Settlement Agent Disclosure
3. Disclosure of Charges for Appraisal or Valuation
4. Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report dated xx/xx/2020 shows that the subject xx was recorded on xx/xx/2004 with xx Company.
The chain of assignment has been completed as currently the assignment is with U.S. xx xxx, Not In Its Individual Capacity, But Solely As Trustee for xxII, recorded on xx/xx/2020.
No active judgments or liens have been found pending.
Property Tax Status;
1) Annual xx taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/2020 shows that the borrower is not making regular payments. The loan payments are currently 8 months in delinquency. The next due date is xx/xx/2020. The last payment was received on xx/xx/2019 in the total amount of $xxx03 for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 4.125% with P&I in the amount of $xxx.	Collections Comments:Collection comments available from xx/xx/2018 till xx/xx/2020 shows that the borrower is not making regular payments. The loan payments are currently 8 months in delinquency. The next due date is xx/xx/2020. The last payment was received on xx/xx/2019 in the total amount of $xxx03 for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 4.125% with P&I in the amount of $xxx.
Loan Modification agreement was made between borrower “xx” and lender “xx.”
The loan was modified with an effective date of xx/xx/2012 and a new principal balance of xx to a step rate starting at 2.000 % and a P&I payment of $xxx that began from xx/xx/2012 with a new maturity date of xx/xx/2034.  The  rate is in 4 steps ending with 4.125%.
The foreclosure was not initiated in the loan.
According to xxx, the borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. The plan was confirmed on xx/xx/2019.
The loan is currectly in active bankruptcy.
Comment dated xx/xx/2019 shows that the subject property is owner occupant.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to xxx, the borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. The plan was confirmed on xx/xx/2019.
The POC was filed on xx/xx/2019 in the claim amount of xx with arrearage in the amount of $xxx	Loan Modification agreement was made between borrower “xx” and lender “xx.”
The loan was modified with an effective date of xx/xx/2012 and a new principal balance of xx to a step rate starting at 2.000 % and a P&I payment of $xxx that began from xx/xx/2012 with a new maturity date of xx/xx/2034.  The  rate is in 4 steps ending with 4.125%.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is moderate as the loan is failing for brokerage / finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test as;
Brokerage/Finder Fee Test: FAIL $xxx00 $xxx00 +$xxx00
The xx loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the xxe Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and sxxbe grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business is disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "According to final HUD-1 the settlement date is xx/xx/2004. But the note date is xx/xx/2004."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2004.
The chain of assignment has not been completed. Currently, the assignment is from xx., As Attorney in- Fact For xx Company to xx, As Trustee For, xx Securitiesxx, Under the Pooling and Servicing Agreement Dated xx, which was recorded on xx/xx/2009.
There is one junior xx against the subject property in the favor of xx for the amount of xx which was recorded on xx/xx/2008.
There are two junior IRS liens against the xx for the amount of xx and $xxxch was recorded on xx/xx/2012 and xx/xx/2013.
There is one junior civil judgment against the borrower in the favor of xx for the amount of $xxxh was recorded on xx/xx/2013.
1st installment of borough jurisdiction tax of 2020 has been paid in the amount of $xxxxx/xx/2019.
2nd installment of borough jurisdiction tax of 2020 has been paid in the amount of $xxxxx/xx/2019.
3rd installment of borough jurisdiction tax of 2020 has been paid in the amount of $xxxxx/xx/2019.
4th installment of borough jurisdiction tax of 2020 is due in the amount of $xxxxx/xx/2020.
The annual installment of utility jurisdiction tax of 2020 has been delinquent in the amount of $xxxch was good through till xx/xx/2020.	According to the payment history as of xx/xx/2020, the borrower has been delinquent for 24 months. The last payment received date is unavailable and the next due date for the payment is xx/xx/2018. The P&I is in the amount of $xxx69 and PITI is in the amount of $xxx22. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the review of the servicing comments, the loan is in the collection and the borrower has been delinquent for 24 months. The last payment received date is unavailable and the next due date for the payment is xx/xx/2018. The P&I is in the amount of $xxx69 and PITI is in the amount of $xxx22. The UPB reflected as per the payment history is in the amount of xx.
The loan modification agreement was made between (borrower) xx and (Lender) xx, on xx/xx/2013.
The reason for default is unable to be determined from the latest collection comments.
The subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 7 with case # xx on xx/xx/2017. The debtor was discharged on xx/xx/2017 and the case was terminated on xx/xx/2017.	This loan modification agreement was made between (borrower)xx and (Lender) xx, on xx/xx/2013.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 4.875% and the new P&I is in the amount of $xxx69 beginning from xx/xx/2013. The maturity is xx/xx/2034. There is no provision for the balloon payment.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is located at"7142455620_Miscellaneous Category_Miscellaneous Type_1203950132". However, the final HUD-1 is not signed by the borrowers."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.

1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. xx Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative xx Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. xx Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "The ROR transaction date is xx/xx/2004, final HUD-1 settlement date is xx/xx/2004 and note date is xx/xx/2004. However, the ROR transactions date not consistent with note or HUD."
								* Settlement date is different from note date (Lvl 2) "The settlement date xx/xx/2004 and note date is xx/xx/2004. However, the settlement date is different from note date."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with the lender xx with Instr# xx.

The chain of assignment has been completed. The last assignment was done with U.S. xx xxx, Not in Its Individual Capacity but Solelt as Trustee for the xxIX which was recorded on xx/xx/2019 with Instr# xx.  There is civil judgment against the borrower xx, in the favor of xx for the amount of $xxxch was recorded on xx/xx/2014.

The xx first installment taxes for the year of 2019 have been paid in the amount of $xxxhe xx second installment taxes for the year of 2019 have been due in the amount of $xxxprior delinquent taxes have been found.
As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx52 which was applied for due date xx/xx/2020. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the review of the collection comment as of xx/xx/2020, currently the loan is in collection.
The borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx52 which was applied for due date xx/xx/2020. The current UPB reflected as per the payment history is in the amount of xx.

This is a conventional fixed-rate xx with P&I of $xxx88 with the rate of interest 5.75000 % and a maturity date of xx/xx/2035.
According to the latest payment history file located at “xx”, as per the latest payment history the P&I $xxx52 with the rate of interest 4.750%, total amount is xx and the UPB is xx; however, there is a reduction in P&I and interest rate with respect to Note data which seems that there would be a possible modification.
The reason for default as per servicing comment dated xx/xx/2019 is curtailment of income.
According to the xxx,xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017 and the last filling on xx/xx/2019. The chapter 13 plan was confirmed on xx/xx/2017. The debtor was dismissed on xx/xx/2019 and the case was terminated on xx/xx/2019.
The latest property inspection report is not available in the loan file. Comment dated xx/xx/2019, the subject property is owner occupied.

Foreclosure Comments:According to the available document attached with the updated title report (xxhe first complaint/Lis Pendens was filed on xx/xx/2017 and the Lis pendens was recorded on xx/xx/2017 with the Instr# xx. As per the Notice of sale document located at “xx”, the foreclosure sale was scheduled on xx/xx/2017 with trustee sale#xx. However, as per the Notice of recession document located at “xx, states that the foreclosure sale (trustee Sale #xx was cancelled on xx/xx/2020. As per Notice of sale document located at “xx”, the foreclosure sale was scheduled on xx/xx/2019 with the Instr# xx. However; the comment dated xx/xx/2019 states that the foreclosure was placed on hold due to the modification.
Bankruptcy Comments:According to the xxx,xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017 and the last filling on xx/xx/2019. The chapter 13 plan was confirmed on xx/xx/2017. POC was filed by xx on xx/xx/2017, in the secured claim amount xx and an arrearage in the amount of xx. The debtor was dismissed on xx/xx/2019 and the case was terminated on xx/xx/2019.	This is a conventional fixed-rate xx with P&I of $xxx88 with the rate of interest 5.75000 % and a maturity date of xx/xx/2035.
According to the latest payment history file located at “xx”, as per the latest payment history the P&I $xxx52 with the rate of interest 4.750%, total amount is $xxxd the UPB is xx; however, there is a reduction in P&I and interest rate with respect to Note data which seems that there would be a possible modification.
The collection comment file located at “xx”, dated xx/xx/2020; states that the modification agreement received on xx/xx/2020. The latest collection comment dated states that the modification payment scheduled on xx/xx/2020 total in the amount of $xxx	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Cash out purxxx(Lvl 2) "As per HUD-1, this is a primary purxxxhowever, borrower is receiving cash out in the amount of $xxx."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosures are missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private xx Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form document is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "The Loan was originated on xx."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2005.
According to the updated title report dated xx/xx/2020, the chain of assignment has not been completed. The last assignment was done with xx as Successor Trustee to xx. However; it should be with NRZ/xx/xx xx.
There is one junior xx against the property originated on xx. in the amount of xx which was recorded on xx/xx/2006 with Instr | Book/Page# xx.
There is one civil judgment against the borrower xx in the favor of People of the State of xx is in the amount of $xxxch was recorded on xx/xx/2008 with instrument#xx.
There are three credit card judgments against borrower xx in the favor of xx, xx xx and xx (xx), xx for the amount ofxx and xx which were recorded on xx/xx/2009, xx/xx/2011 and xx/xx/2011 respectively.
The combined first installment taxes for the year of 2020 have been paid in the amount of $xxxe combined second installment taxes for the year of 2020 have been due in the amount of $xxxe school taxes 1st installment taxes for the year of 2019-2020 have been paid in the amount of $xxxe school taxes 2nd installment taxes for the year of 2019-2020 have been due in the amount of $xxxo prior delinquent taxes have been found.
The review of payment history as of xx/xx/2020 shows that the borrower has been delinquent for 26 months and the next due date is xx/xx/2017. Unable to determine the last payment received date. As per payment history the P&I is $xxx63 with an interest rate of 2.000% and PITI is $xxx31. The UPB reflected in the payment history is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in Foreclosure.
The borrower has been delinquent for 26 months and the next due date is xx/xx/2017. Unable to determine the last payment received date. As per payment history the P&I is $xxx63 with an interest rate of 2.000% and PITI is $xxx31. The UPB reflected in the payment history is in the amount of xx.
As per the review of collection comments the current status of the loan is in foreclosure. As per sellers tape data the file was referred to an attorney on xx/xx/2018. The notice of default has been sent to the borrower on xx/xx/2018. The notice of default is located at “xx”. According to the collection comment dated xx/xx/2020, states that the subject property was for sale.  No further details have been found regarding the foreclosure sale. The collection comment does not reflect the foreclosure activity as the collection comments are available from xx/xx/2019 to xx/xx/2020, unable to be determining the current foreclosure status.
As per xxx report, the borrower xx had filed bankruptcy under Chapter-13 with the Case#xx on xx/xx/2016. The debtor was dismissed on xx/xx/2016 and case was terminated on xx/xx/2016.
The Fixed modification agreement was made between borrower xx and xx with the xx on xx/xx/2017. As per the modified term, the new principal balances xx.

No further proceedings found. The reason for default is unable to be determined from latest servicing comments. There are no comments found related to the subject property condition. Latest xxx Report is not available in the loan file.

Foreclosure Comments:As per the review of collection comments the current status of the loan is in foreclosure. As per sellers tape data the file was referred to an attorney on xx/xx/2018. The notice of default has been sent to the borrower on xx/xx/2018. The notice of default is located at “xx”. According to the collection comment dated xx/xx/2020, states that the subject property was for sale.  No further details have been found regarding the foreclosure sale. The collection comment does not reflect the foreclosure activity as the collection comments are available from xx/xx/2019 to xx/xx/2020, unable to be determining the current foreclosure status.
Bankruptcy Comments:As per xxx report, the borrower xx had filed bankruptcy under Chapter-13 with the Case#xx on xx/xx/2016. The debtor was dismissed on xx/xx/2016 and casewas terminated on xx/xx/2016.	The Fixed modification agreement was made between borrower xx and xx with the xx on xx/xx/2017. As per the modified term, the new principal balances xx. The borrower promises to pay $xxx63 monthly with a modified interest rate of 2.000% beginning from xx/xx/2017 with a maturity date of xx/xx/2040. As per the balloon disclosure located at “xx”, the deferred principal balance will be due at maturity for the amount xx on xx/xx/2040.	Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx $xxxrison Data xx Variance-$xxx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxx Missing Required Disclosures (Lvl 2)     "The list of service providers document is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.

1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. xx Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative xx Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. xx Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period"
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report dated xx/xx/2020 shows that subject xx originated on xx.00, recorded on xx/xx/2005 has been active on the title.
Chain of assignment is incomplete.
There is a junior xx on the property in the amount of xx which was originated on xx.
There is foreclosure judgment entered against borrower, xx and Estate of xx under case#xx on xx/xx/2017 for the amount of xx. The copy of the judgment says that borrower executed a note on xx/xx/1994 in the amount of xx which was secured by the xx on the property.  However, the property details are not mentioned on the copy of judgment.  The complaint was filed on xx/xx/2017
No RE delinquent taxes have been found.

According to payment history as of xx/xx/2020, the borrower has been delinquent for 16 months and is next due for xx/xx/2018. The last payment was received date is unable to be determined from the payment history. The current UPB is reflected in the amount of xx and interest rate is 5.75%.

Collections Comments:According to review of servicing comments, the loan is active in foreclosure.
The borrower has been delinquent since xx/xx/2018.
The loan was last modified on xx/xx/2018 with new UPB in the amount of xx.
It appears that borrower has defaulted on the new payments since loan modification.

The RFD illness in the family and other financial reasons.
Collection comment dated xx/xx/2020 states that property is owner occupied and borrower intends to keep it.

According to servicing comment dated xx/xx/2019, the foreclosure action was initiated on xx/xx/2019 and the sale was scheduled. The sale date is not mentioned in the available comments. However, the sale was canceled due to loss mitigation and the file was again referred to FC on xx/xx/2019.  No further information was found regarding the same.

Update:
As per the servicing comment dated xx/xx/2022, the reason for default is curtailment of income
The foreclosure was initiated with the loan. As per servicing comment dated xx/xx/2022, foreclosure put on hold due to loss mitigation and hold ended on xx/xx/2023. As per servicing comment dated xx/xx/2024, foreclosure case was cancelled on xx/xx/2024 due to modification.
As per servicing comment dated xx/xx/2024, the modification agreement effective date on xx/xx/2024 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of $xxx29 with a modified interest rate of 5.00% starting on xx/xx/2024 and continuing until the new maturity date of xx/xx/2064. There is no deferred balance and principal forgiven amount.
As per servicing comment dated xx/xx/2024, the subject property has been affected by natural disaster.
According to servicing comments dated xx/xx/2024, the subject property was damaged by storm.

Foreclosure Comments:According to servicing comment dated xx/xx/2019, the foreclosure action was initiated on xx/xx/2019 and the sale was scheduled. The sale date is not mentioned in the available comments. However, the sale was canceled due to loss mitigation and the file was again referred to FC on xx/xx/2019.  No further information was found regarding the same.

Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2018 with a new UPB in the amount of xx. The interest at the fixed rate of 5.750% would be charged on the new UPB from xx/xx/2018. This will be paid by making monthly installment of $xxxll maturity date of xx/xx/2058.

Credit Application Final Truth in Lending Discl. Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE failed TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "CE failed TILA APR test.
TILA APR Test: FAIL Loan Data:0.000% Comparison Data :5.914% Variance: -5.914%"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "The ROR is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per final HUD, the settlement dated xx/xx/2005 is different than note date xx/xx/2005."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is one HOA lien open against the subject property in the amount of $xxxd by xx recorded xx/xx/2017.
There is one Water/Sewer/Utilities lien open against the subject property in the amount of $xxxd by The City of xx, A municipal xx recorded xx/xx/2015.
There is junior xx against subject property which is in the amount of xx recorded on xx/xx/2007 and originated by Northern Trust, NA.
Annual xx taxes for the year of 2019 have been paid in the amount of $xxxdelinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2012 to xx/xx/2020 states that the borrower has been delinquent for more than 120 days. The last payment was received in the amount of $xxx26 which was applied to due date of xx/xx/2015 and the next due date is xx/xx/2015. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in collection. According to the xxx report, the debtor had filed the bankruptcy under the chapter-7 case# xx on xx/xx/2017 and the debtor was discharged on xx/xx/2018. According to the Statement of Intention dated xx/xx/2018 the borrower wants to retain the property. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxvidence has been found regarding the foreclosure in the available collection comments.
As per the collection comment xx/xx/2019 property had damage. As per the collection comment xx/xx/2019 damage reviewed has been done and the no clam has been filed. The cost of damage is unavailable. Details regarding repairs are unavailable.

Update:
As per the servicing comment dated xx/xx/2021, the reason for default is excessive obligations
As per the servicing comment dated xx/xx/2022, with an effective date of xx/xx/2023, the new modified unpaid principal balance is xx. The modified monthly P&I of $xxx95 with a modified interest rate of 4.500% starts on xx/xx/2023 and continues until the new maturity date of xx/xx/2052. No further details have been found.
As per servicing comments dated xx/xx/2021, the foreclosure sale was scheduled for xx/xx/2021. No further details have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the debtor had filed the bankruptcy under the chapter-7 case# xx on xx/xx/2017 and the debtor was discharged on xx/xx/2018. According to the Statement of Intention dated xx/xx/2018 the borrower wants to retain the property. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx.	Not Applicable	Affiliated Business Disclosure Credit Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "ROR transaction date is xx/xx/2005 which is different from note date of xx/xx/2005."
								* Settlement date is different from note date (Lvl 2) "Note date is xx/xx/2005 and settlement date is xx/xx/2005."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.. The borrower is “xx” amount of xx which was recorded on xx/xx/2003 Instrument/xx/Pk xx.The chain of assignment is completed as it is currently assigned to Currently assignment to “U.S. xx xxx, Not In Its Individual Capacity But Solely As Trustee Of xx” recorded xx/xx/2019.
As per updated title report there are 2 State Tax Lien (State Tax Lien or Warrant) in the total amount of xx.1 in the favor of “xx”.  One was in the amount of xx recorded xx/xx/2013 and the other was in the amount of xx recorded xx/xx/2016.
There is an active 2nd xx of record in the amount of $xxxfavor of xx as nominee for “xx” dated xx/xx/2005 and recorded on xx/xx/2005.
The Annual 2019 taxes were paid on xx/xx/2019 in the amount of $xx.	Review of payment history as of xx/xx/2020 reflects the loan is currently 63 months delinquent and due for the xx/xx/2014 payment. The last funds were received on xx/xx/2020 in the amount of $xxxand was placed into suspense. Suspense funds in the amount of $xxx were applied to the xx/xx/2014 payment on xx/xx/2020. The current rate is 2% with a P&I payment of $xxx and PITI of $xxx. The UPB reflects in the amount of xx.	Collections Comments:The loan is currently in Bankruptcy on Foreclosure hold.
Review of payment history as of xx/xx/2020 reflects the loan is currently 63 months delinquent and due for the xx/xx/2014 payment.  The last funds were received on xx/xx/2020 in the amount of $xxxand was placed into suspense.  Suspense funds in the amount of $xxx were applied to the xx/xx/2014 payment on xx/xx/2020.  The current rate is 2% with a P&I payment of $xxx and PITI of $xxx.  The UPB reflects in the amount of xx.
The loan was modified on xx/xx/2011 with the 4 step amortization with the new principal balance of xx.  The borrower promises to pay the initial step at a rate of 2% and a P&I of $xxx beginning xx/xx/2011 for 5 years then 3% for 1 year then 4% for 1 year and ends at 4.75% for the remaining term until the new maturity date of xx/xx/2033.
As per comment dated xx/xx/2019, property is owner occupied & intention of borrower is to keep property. No evidences have been found regarding the property condition.
Foreclosure proceedings were initiated on the loan by referring to the attorney on xx/xx/2018 with case# xx.  The Lis Pendens was filed xx/xx/2018.  Judgment was entered on xx/xx/2019.  The Foreclosure is currently on hold due to the borrower filing Bankruptcy on xx/xx/2019.
The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2019 with the Case# xx.  The Schedule-D in xxx shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx.  The POC was filed on xx/xx/2019 with the secured claim of xx with an arrearage of xx.  An Amended Plan was filed on xx/xx/2019 and shows the debtor sxxprovide trustee 1/2 of any unexempt portion of worker's compensation claim.  A xxx was filed xx/xx/2019 however it was denied on xx/xx/2019 subject to the following terms.  Commencing with the xx/xx/2019 payment through and including xx/xx/2021, the debtor sxxmake all monthly payments in sufficient time to be received on or before the 15th day of each month in which the payments are due.  A Confirmation Hearing has not yet been scheduled.
The most recent BPO located in the file is dated xx/xx/2019 and reflects the property is owner occupied with an as is value of $xxx no repairs noted.
Foreclosure Comments:Foreclosure proceedings were initiated on the loan by referring to the attorney on xx/xx/2018 with case# xx.  The Lis Pendens was filed xx/xx/2018.  Judgment was entered on xx/xx/2019.  The Foreclosure is currently on hold due to the borrower filing Bankruptcy on xx/xx/2019.
Bankruptcy Comments:The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2019 with the Case#xx.
The Schedule-D in xxx shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx.
The POC was filed on xx/xx/2019 with the secured claim of xx with an arrearage of xx. An Amended Plan was filed on xx/xx/2019 and shows the debtor sxxprovide trustee 1/2 of any unexempt portion of worker's compensation claim. A xxx was filed xx/xx/2019 however it was denied on xx/xx/2019 subject to the following terms. Commencing with the xx/xx/2019 payment through and including xx/xx/2021, the debtor sxxmake all monthly payments in sufficient time to be received on or before the 15th day of each month in which the payments are due. A Confirmation Hearing has not yet been scheduled.	The loan was modified on xx/xx/2011 with the 4 step amortization with the new principal balance of xx. The borrower promises to pay the initial step at a rate of 2% and a P&I of $xxx beginning xx/xx/2011 for 5 years then 3% for 1 year then 4% for 1 year and ends at 4.75% for the remaining term until the new maturity date of xx/xx/2033.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Loan Program Info Disclosure Missing Dicsloures Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is "Moderate" due to failing the TILA APR Test due to the Final TIL being missing and failed the Prepayment Term Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.
Prepayment Term Test: Fail.  Loan Data: 36 Months; Comparison Data: 0 Months; Variance is: 36 Months."
* ComplianceEase TILA Test Failed (Lvl 2)     "The TILA APR Test failed due to the Final TIL being missing therefore the APR was entered as 0%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The List of Service Providers is missing from the file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2020 the subject xx was originated on xx.xx, withxx.
The chain of assignment has not been completed.The last assignment is from xx xx, xx. to The xx of xx
xx FKA the xx of xx recorded on xx/xx/2012.The current assignment should be with NRZ.
There is an active Civil Judgment xx against the borrower in the favor of xx of xx  in the amount of xx which was recorded on xx/xx/2011.
There is an active Credit Card Judgment xx against the borrower in the favor of xx in the amount of $xxx was recorded on xx/xx/2011.
Annual xx tax for the year of 2019 have been paid in the amount $xxxrior year delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower has been delinquent for 13 months and the next due date for payment is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2018.The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and next due date for the payment is xx/xx/2018.
According to the payment history as of xx/xx/2020, the borrower has been delinquent for 13 months and the next due date for payment is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2018.The UPB reflected as per the payment history is in the amount of xx.
The reason for default is curtailment of income.
As per the servicing comments, the subject property has been occupied by the owner. No damages or repairs are found.

Foreclosure Comments:As per the servicing comments, the foreclosure was initiated in 2017.The file was referred to attorney on xx/xx/2017 and the complaint was filed on xx/xx/2017.The sale was scheduled on xx/xx/2018. However, the foreclosure was put on hold as the borrower had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2018.
Bankruptcy Comments:The borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2018. The amount of xx and the arrearage amount is xx.The plan was confirmed on xx/xx/2019.	This step loan modification agreement was made between (borrower) xx (Lender) xx on xx/xx/2010. The unpaid principal balance is xx with the interest rate 2.00% which steps up in 5 steps ending at 5.25%. The borrower promises to pay the monthly P&I of $xxxnning from xx/xx/2010. The maturity date will be on xx/xx/2033.The interest bearing amount is xx and the amount of deferred balance is xx.

Initial Escrow Acct Disclosure Missing Required State Disclosures	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The HUD-1 is signed by the borrower."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Louisiana State. The following state disclosures are missing from the loan file.
1. Authorization Fees, Charges and Expenses for Federally Related xx Loans
2. Anti-Tying Disclosure
3. Financial Institution Choice of Insurance Disclosure"
								* TIL not hand dated (Lvl 2) "TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020; the subject xx was originated on xx.in the amount of $xxxich was recorded on xx/xx/2003.

As per the review of updated title report dated xx/xx/2020, the chain of assignment has not been completed. The last assignment was with the xx of xx xx the xx of xx as Trustee for the Certificate holders of the Cwabs, xx., Asset-Backed Certificates, and Series 2003-3 which was recorded on xx/xx/2011.

No active judgments or liens have been found.
The city first and second installment taxes for the year of 2019-2020 have been exempted.
No prior delinquent taxes have been found.
The review of payment history as of xx/xx/2020, the borrower has been delinquent for 20 months and next due date is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxx46 which was applied for xx/xx/2018. The current P&I is $xxx46 with an interest rate of 2.000%. The UPB reflected in the payment history is in the amount of xx.	Collections Comments:The servicing comments and documents in file reveal that loan is in bankruptcy. The borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed by the U.S. xx xxx on xx/xx/2019 in the secured claim amount xx and an arrearage in the amount of xx. The chapter 13 plan was confirmed on xx/xx/2020, as per modified amended chapter 13 plan was filed on xx/xx/2019 which states that the debtor sxxpay to the trustee in the amount of $xxx.24 for 48 months. The Bankruptcy is active in the loan.
The borrower has been delinquent for 20 months and next due date is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxx46 which was applied for xx/xx/2018. The current P&I is $xxx46 with an interest rate of 2.000%. The UPB reflected in the payment history is in the amount of xx. A review of the collection comment shows no indication of post-closing foreclosure activity.
The reason for default is Illness of the borrower.
According to the collection comments, the subject property is owner occupied.  No damages or repairs have been found. Latest xxx Report is not available in the loan file.

Foreclosure Comments:According to the collection comment xx/xx/2018, the foreclosure was initiated in 2018. The file was referred to an attorney on xx/xx/2018. However, the foreclosure was put on hold due to the bankruptcy filing.
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed by the U.S. xx xxx on xx/xx/2019 in the secured claim amount xx and an arrearage in the amount of xx. The chapter 13 plan was confirmed on xx/xx/2020, as per modified amended chapter 13 plan was filed on xx/xx/2019 which states that the debtor sxxpay to the trustee in the amount of $xxx.24 for 48 months. The Bankruptcy is active in the loan.	This Step modification agreement was signed between the borrower xx on xx/xx/2019. The unpaid principal balance is xx with interest rate 2.000 % which steps up in 5 steps ending at 3.750%. The borrower promise to pay the monthly P&I of $xxx46 beginning from xx/xx/2016 till the maturity date xx/xx/2048.	Missing Required State Disclosures	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Compliance Risk Indicator is Elevated for failing the prepayment penalty term test.
The loan is a primary residence loan that charges a prepayment penalty with a term exceeding 3 years."
* Missing Required Disclosures (Lvl 2)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia. However, the following required state disclosures are missing from the loan file.
• VA Application Disclosure
• Choice of Settlement Agent Disclosure
• Disclosure of Charges For Appraisal or Valuation
								• Copy of Appraisal or Statement of Appraised Value"		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated onxx, (borrowers) and (lender) xx as nominee forxx., which was recorded on xx/xx/2004 in instrument# xx. The chain of assignment has not been completed as the current assignee does not shown in the updated title report; however it should be with the xx xx.
There is a junior xx of amount xx which was recorded on xx/xx/2004 in instrument# xx in favor of xx as nominee forxx.

Updated title report shows that there are active Judgment and Liens against borrower, as follows-

There are Three credit card judgments open against the borrower, first one in the amount of $xxx.45 which was recorded on xx/xx/2009 in favor of xx, second one is in the amount of $xxxch was recorded on xx/xx/2009 in favor of xx and the third is in the amount of xx in favor of xx.

219 year annual xx tax was paid on xx/xx/2019 in the amount of $xxx
Review of the payment history provided from xx/xx/2017 to xx/xx/2020 reveals that borrower has been the delinquent for more than 3 months. The last payment was received in the amount of $xxx on xx/xx/2020. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 3.000% and P&I is $xxx.	Collections Comments:Loan is in bankruptcy.
Review of the payment history provided from xx/xx/2017 to xx/xx/2020 reveals that borrower has been the delinquent for more than 3 months. The last payment was received in the amount of $xxx on xx/xx/2020. The next due date is xx/xx/2019.  Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 3.000% and P&I is $xxx.
Foreclosure has been initiated on the subject property since 2018. As per lis pendens document located at “xx” complaint was filed on xx/xx/2018. Referral date is unable to be determined. The foreclosure was placed on hold due borrower had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018.No other evidences have been found in the servicing comments regarding the foreclosure.

As per xxx, xx (debtor) had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018. POC was filed by  xx on xx/xx/2018, in the secured claim amount xx and an arrearage in the amount of xx. Schedule D in xxx dated xx/xx/2018 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim wasxx. However, unsecured portion remained as $xxx00. Motion to relief was not filed. Borrower is currently on active bankruptcy.

Occupant of the subject property is unable to be determined from the servicing comments.
No delinquent taxes were found.
Foreclosure Comments:Foreclosure has been initiated on the subject property since 2018. As per lis pendens document located at “xx” complaint was filed on xx/xx/2018. Referral date is unable to be determined. The foreclosure was placed on hold due borrower had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018.No other evidences have been found in the servicing comments regarding the foreclosure.
Bankruptcy Comments:As per xxx, xx (debtor) had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018. POC was filed by xx on xx/xx/2018, in the secured claim amount xx and an arrearage in the amount of xx. Schedule D in xxx dated xx/xx/2018 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim wasxx. However, unsecured portion remained as $xxx00. Motion to relief was not filed. Borrower is currently on active bankruptcy.	The loan modification agreement was made between xx (Borrower) and xx.(Lender) on xx/xx/2017 with a new principal balance of xx with fixed rate of 3.000%. The borrower promised to pay monthly P&I payment in the amount of $xxx beginning on xx/xx/2017 till the maturity date of xx/xx/2034.	Credit Report Missing Required State Disclosures	2: Acceptable with Warnings	* Final TIL Date after actual transaction date (Lvl 2) "The note date is xx/xx/2004 and the Final TIL date is xx/xx/2004 which is different from the note date."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Wisconsin. Below required state disclosure are missing from the loan file.
1. Explanation of Personal Obligation.
2. Marital Property Act Disclosure.
3. Pre-Application Fee Disclosure.
4. Choice of Insurance Disclosure.
5. Escrow Disclosure.
6. Co-Signer Notice.
7. Tattle Tale Notice under the Marital Property Act."
* Not all borrowers signed HUD (Lvl 2)     "HUD-1 is not signed by all borrower."
								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "The note date is xx/xx/2004 and ROR Transaction date is xx/xx/2004 which is different from the note date."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with The Provident xx.
The chain of assignment has not been completed. Currently, the xx is with The xx of xx F/xx/A the xx of xx as Trustee for xx which was recorded on xx/xx/2016. However; it should be with xx.
Active liens and judgments against the borrower as follows:
Civil judgment against the borrower in the amount of $xxx in favor of xx which was recorded on xx/xx/2004.
Civil judgment against the borrower in the amount of $xxx in favor of xx which was recorded on xx/xx/2009.
1st installment combined tax for the year of 2019 has been paid in the amount of $xxxxx/xx/2020.
2nd installment combined tax for the year of 2019 is due in the amount of $xxxxx/xx/2020.
According to the review of payment history as of xx/xx/2020, the borrower is delinquent for 10 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. According to the review of payment history as of xx/xx/2020, the borrower is delinquent for 10 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected in the amount of xx.
The reason for default is unavailable.
No latest xxx Report or servicing comment has been found to determine the current occupancy and condition of the subject property. No damages or repairs have been found.

Foreclosure Comments:The foreclosure was initiated. The date of file was referred to an attorney, complaint filed and judgment entered are unavailable.  As per the notice of sale document located at “xx”, the foreclosure sale was scheduled on xx/xx/2015. However, the foreclosure sale was canceled and foreclosure was put on hold due to the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2015.
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2015. The POC was filed on xx/xx/2015 and last amended on xx/xx/2015, the POC amount is xx and the arrearage amount is xx. The chapter 13 plan was confirmed on xx/xx/2015 and the debtor sxxpay P&I to the trustee in the amount of $xxx for 60 months. The schedule D of xxx does not show any unsecured portion. There is no comment indicating a cramdown. The date of last filing is xx/xx/2020.	Not Applicable	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD1 is located at "0618052542_HUD1.pdf", however; the page #2 of HUD1 is missing from the loan file. Also estimates HUD and itemization are missing from the loan file."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Ohio. The following required State Disclosure is missing from the loan file.
1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
3. Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."										Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00.
The chain of assignment has been completed. Currently the assignment is from xx national trust company, as trustee for xx to U.S. xx xxx, not in its individual capacity, but solely as trustee for xx which was recorded on xx/xx/2019.
No active judgments or liens found against the borrower or subject property.
First and second installments of xx taxes for the year of 2019 have been paid in the amount of $xxxon xx/xx/2019 and due in the amount of $xxxon xx/xx/2020.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 15 months and the next due date is xx/xx/2018. The last payment was received in the amount of $xxx46 which was applied for the due date of xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 7.490%.	Collections Comments:The loan is currently in the foreclosure and the next due date is xx/xx/2018. The last payment was received in the amount of $xxx46 which was applied for the due date of xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 7.490%. The loan was modified on xx/xx/2007. The borrower did not file bankruptcy. According to the Lis pendens document located on “xx”, the foreclosure was initiated and the complaint was filed on xx/xx/2018. No further details have been found regarding the foreclosure. As per the comment dated xx/xx/2019, the modification effective dated on xx/xx/2020. As per the comment dated xx/xx/2020, the subject property is owner occupied and the reason for default is death of the borrower’s family member. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.

Update:
As per the servicing comment dated xx/xx/2022, the reason for default is decrease income.
As per the servicing comment dated xx/xx/2024, the foreclosure is on hold. No further details have been found.
As per the servicing comment dated xx/xx/2024, the borrower filed for bankruptcy under Chapter 13 case # xx. The bankruptcy is terminated on xx/xx/2024. No more evidence is available regarding current bankruptcy status.
Foreclosure Comments:According to the Lis pendens document located on “xx”, the foreclosure was initiated and the complaint was filed on xx/xx/2018. No further details have been found regarding the foreclosure.
Bankruptcy Comments:Not Applicable	The loan was modified since origination. The modification agreement was made on xx/xx/2007 between the borrowers “xx” and lender “xx”. As per the modified terms, the new principal balance is xx. The borrower has promised to pay for the amount of $xxx with an interest rate of 7.490% beginning on xx/xx/2007 till maturity date of xx/xx/2033.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required Disclosures Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prepayment term test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.

Prepayment Term Test: FAIL The loan data is 24Months, the comparison data is  0Months and the variance is 24Months"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Mexico State. The required state disclosure Freedom to Choose Insurance Company and Insurance Professional missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the loan files."
* Property is Manufactured Housing (Lvl 2)     "Home has been affixed. An Appraisal Report at the origination dated xx/xx/2002 located at “xx” states the subject property type is manufactured home. As per the final title policy located on “xx”ALTA-7 endorsement form has been attached. The legal of xx does not have VIN#. Also, Affidavit of affixation is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "The settlement date is xx/xx/2003 and note date is xx/xx/2003. However, the settlement date is different from the note date."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.
The chain of the assignment has not been completed. The latest assignment is xx toxxxxx xxx, not in its individual capacity but solely as trustee for xx, which was recorded on xx/xx/2018.
No active judgments or liens found.
The combined 1st installment of the xx jurisdiction tax of 2019 has been paid in the amount of $xxxxx/xx/2019.
The combined 2nd installment of the xx jurisdiction tax of 2019 has been due in the amount of $xxxxx/xx/2020.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the loan is currently delinquent for 7 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in active bankruptcyxx had filed bankruptcy under Chapter-13 Case#xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019.
The POC was filed on xx/xx/2019 with the secured claim amount of xx and the arrearage of $xxxcording to the order confirming chapter 13 plan debtor (borrower) will pay to the xx the sum of $xxx for 60 months.  The xxx shows that the amount of secured claim is $xxx00 and an unsecured portion is $xxxilable servicing comment shows that the subject property is owner-occupied and is in average condition. No damages have been observed.
The reason for the default is the Borrower is unemployed and there is no source of income. The borrower wants to keep the property. Therefore, he is looking for an affordable plan like modification or forbearance to keep the property as well and to make the loan current.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx had filed bankruptcy under Chapter-13 Case#xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019 with the secured claim amount of xx and the arrearage of $xxxcording to the order confirming chapter 13 plan debtor (borrower) will pay to the U.S. Trustee the sum of $xxx for 60 months. The xxx shows that the amount of secured claim is $xxx00 and an unsecured portion is $xxx.	According to the modification, the loan was modified on xx/xx/2017 between the borrower xx The new modified principal balance as per modification is in the amount of xx with interest rate starting at 5.00 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2017. The maturity date as per modification is xx/xx/2057. This loan was modified once.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 not signed by the borrower."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA APR Test : FAIL
TILA Right of Rescission Test : FAIL"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test - The annual percentage rate (APR) is 8.725%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The required state disclosure Signed Closed-end Credit Agreement Notice missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form document is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per the note origination date is xx/xx/2007 and the hud-1 settlement date is xx/xx/2007."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, with xx as nominee for xx Company  with Instrument# | Book/Page# xx.
The chain of assignment has been completed.
There are multiple state tax liens active in the favor of xx is in the amount of $xxx05. The state taxes are active against the borrower xx which was recorded from xx/xx/2017. However, the quit claim was done on xx/xx/2016 by borrower xx.
2019 taxes are paid in the amount of $xxxch was due on xx/xx/2019. No prior delinquency found regarding prior taxes.
According to the payment history as of xx/xx/2020, the loan is currently delinquent for 8 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx79 and PITI is in the amount of $xxx49. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to servicing comments the loan is currently in active bankruptcy. According to the payment history as of xx/xx/2020, the loan is currently delinquent for 8 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019.
As per comments dated xx/xx/2019 , the reason for default is Marital problems.
According to servicing comment the foreclosure was initiated.  As per comment dated xx/xx/2019, the file was referred to attorney on xx/xx/2019. As per comment dated xx/xx/2019, the foreclosure sale was scheduled on xx/xx/2019. However, the foreclosure was put on hold as the borrower filed for bankruptcy on xx/xx/2019.
According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2019.
As per the comment dated xx/xx/2018 the subject property had damages due to Hail on xx/xx/2018. Agent called to report new claim provided expenses monthly procedures for check $xxx per comment dated xx/xx/2018, received loss draft from xx with check# xx in the amount of $xxxs per the comment dated xx/xx/2018, another check has been found in the amount of $xxxh the check# xx received on xx/xx/2018. No comments have been found for repair. The subject property has been occupied by the owner.
2019 taxes are paid in the amount of $xxxich was due on xx/xx/2019. No prior delinquency found regarding prior taxes.
Foreclosure Comments:According to servicing comment the foreclosure was initiated.  As per comment dated xx/xx/2019, the file was referred to attorney on xx/xx/2019. As per comment dated xx/xx/2019, the foreclosure sale was scheduled on xx/xx/2019. However, the foreclosure was put on hold as the borrower filed for bankruptcy on xx/xx/2019. No further details have been found regarding foreclosure.
Bankruptcy Comments:Borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019, the POC amount is xx and arrearage is in the amount of xx. The debtor sxxpay $xxxr month for 60 months.	The loan was modified on xx/xx/2017, agreement was made between the (borrower) xx and (lender) xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 3.500 % and the borrower promises to pay P&I in the amount of $xxx79 beginning from xx/xx/2017. The maturity date as per modification is xx/xx/2057. This loan was modified twice since origination.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Alabama state. The following state disclosures are missing from the loan file:

1. Choice of Insurer."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicer transfer disclosure is missing in the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per updated title report dated xx/xx/2020 the subject xx was originated on xx.xx, with xx as nominee for xx Company.
The chain of assignment has been completed.
No active judgments or liens have been found.
Annual xx taxes for the year of 2019 have been paid in the amount $xxxal City taxes for the year of 2019 have been paid in the amount $xxxrior year delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower has been delinquent for 22 months and the next due date for payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for xx/xx/2018.The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and next due date for the payment is xx/xx/2018.
According to the payment history as of xx/xx/2020, the borrower has been delinquent for 22 months and the next due date for payment is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for xx/xx/2018.The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined.
As per the xxx Report dated xx/xx/2019, the subject property has been occupied by the owner. No damages or repairs are found.

Update:
As per the servicing comment dated xx/xx/2022, the borrower’s income has been impacted due to COVID-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed for bankruptcy under chapter-13 with the case#xx on xx/xx/2014. The deadline for POC filing was xx/xx/2015.However, the creditor has not filed the POC yet. As per the chapter 13 plan(Doc#xx) filed on xx/xx/2014, the debtor will pay outside the plan and if no arrearage, ongoing payment are to be paid directly by the debtors.The ongoing payments has begin from xx/xx/2015 and the approximate amount of arrearage $xxx0.00% interest and monthly payment is $xxxhe plan was confirmed on xx/xx/2015. The Administrative Order Allowing Claims document(Doc#34) shows, after the examination, objections and orders, the Trustee states that whatever claim the subject creditor "xx" file should be deemed allowed, and those listed 'not filed' should be noted.	This loan modification agreement was made between (borrower)xx, and (Lender)xx. on xx/xx/2016. The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 4.870% and new P&I in the amount of $xxxnning from xx/xx/2014 till the maturity date xx/xx/2034.The interest bearing amount is xx and the amount of deferred balance is xx.The amount of deferred balance xx is eligible for forgiveness in equal installment over three years. Unless the borrower default on new payments equivalent of three full monthly payments are due and unpaid on the last day of any month on each of the first, second and third anniversaries of the Modification effective date. The servicer sxxforgive one-third of the outstanding portion of the deferred principal balance.

Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Loan Program Info Disclosure Note Notice of Servicing Transfer Origination Appraisal	3: Curable	* Note is missing or unexecuted (Lvl 3) "The Note is missing from the loan file. The loan was modified between (borrower) xx and (Lender) xx, xx on xx/xx/2003. As per the Modification, the Note date is xx/xx/2003."	* Application Missing (Lvl 2) "Loan application document is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated onxx (borrower) and (lender) xx, A California xx, which was recorded on xx/xx/2005. The chain of assignment is complete as the subject xx is currently assigned with the, “U. S. xx xxx, as Trustee for xx”.
There is an active junior xx in the amount of xx which was recorded on xx/xx/2006 under book/pg# xx in favor of xx.
There are two active Water/Sewer/Utilities liens against the subject property in the total amount of $xxx was recorded on xx/xx/2007 and xx/xx/2008 in favor of “xx of xx” and “xx”.
1st installment of xx tax for the year of 2019 has been paid on xx/xx/2019 in the amount of $xxxinstallment of xx tax for the year of 2019 is due on xx/xx/2020 in the amount of $xxx	Review of the payment history provided from xx/xx/2019 to xx/xx/2020 reveals that borrower has been the delinquent for 5 months. The last payment was received in the amount of $xxxx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 2.000%.	Collections Comments:The subject loan is in collection. Review of the collection comments states that the borrower has been the delinquent for 5 months. The last payment was received in the amount of $xxxx/xx/2019 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 2.000%.
Loan modification agreement was made between the borrower and Lender on xx/xx/2013. The new modified rate is 2.000% and borrower promises to pay P&I in the amount of $xxxh was begun on xx/xx/2013. The new principal balance is xx.Lender has agreed to defer the amount of xx from the unpaid principal balance. In addition to this, there is a provision that xx of the deferred principle balance is eligible for forgiveness. It’s been provided that the borrower will not be in default on his new payments for three full monthly consecutive payments. Then the lender sxxreduce on each of the first, second & third anniversaries of xx/xx/2013 the deferred principle balance in installments equal to the one-third of the deferred principle reduction amount. The interest bearing amount is xx and the maturity date is xx/xx/2035. Reason for Modification is Financial Hardship.
Borrower has filed the bankruptcy under chapter 11 case# xx on xx/xx/2019. POC was filed on xx/xx/2019 which shows that the amount of secured claim is xx and the amount of arrearage is $xxxor has filed the Chapter 11 Plan on xx/xx/2019 which states that the Rights will Remain Unchanged of the subject claim. Order Confirming Chapter 11 Plan was filed on xx/xx/2019 which shows that the debtor chapter 11 plan is hereby confirmed. Debtor has filed Application for Entry of Final Decree on xx/xx/2019 and Order on Application for Entry of Final Decree was filed on xx/xx/2019 which states that the order is granted. Case was closed on xx/xx/2019.
As per collection comments the foreclosure were initiated and refer to attorney on xx/xx/2020. No comments have been found regarding foreclosure.
As per collection comments subject property has been occupied by the owner and is in average condition.
Foreclosure Comments:As per collection comments the foreclosure were initiated and refer to attorney on xx/xx/2020. No comments have been found regarding foreclosure.
Bankruptcy Comments:Borrower has filed the bankruptcy under chapter 11 case# xx on xx/xx/2019. POC was filed on xx/xx/2019 which shows that the amount of secured claim is xx and the amount of arrearage is $xxx has filed the Chapter 11 Plan on xx/xx/2019 which states that the Rights will Remain Unchanged of the subject claim. Order Confirming Chapter 11 Plan was filed on xx/xx/2019 which shows that the debtor chapter 11 plan is hereby confirmed. Debtor has filed Application for Entry of Final Decree on xx/xx/2019 and Order on Application for Entry of Final Decree was filed on xx/xx/2019 which states that the order is granted. Case was closed on xx/xx/2019.	Loan modification agreement was made between the borrower and Lender on xx/xx/2013. The new modified rate is 2.000% and borrower promises to pay P&I in the amount of $xxxh was begun on xx/xx/2013. The new principal balance is xx.Lender has agreed to defer the amount of xx from the unpaid principal balance. In addition to this, there is a provision that xx of the deferred principle balance is eligible for forgiveness. It’s been provided that the borrower will not be in default on his new payments for three full monthly consecutive payments. Then the lender sxxreduce on each of the first, second & third anniversaries of xx/xx/2013 the deferred principle balance in installments equal to the one-third of the deferred principle reduction amount. The interest bearing amount is xx and the maturity date is xx/xx/2035. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service provider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "As per final ROR, transaction date is xx/xx/2005 which is after the note date."
								* Settlement date is different from note date (Lvl 2) "As per final HUD-1 settlement date is xx/xx/2005 which is after the note date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx and it was recorded on xx/xx/2005 under Bk/Pg# xx in favor of xx as a nominee forxx. The chain of assignment has not been completed as the xx is currently with xx xx, xx., instead of the current assignee NRZ/ xx xx.

There is one junior xx which was recorded on xx/xx/2013 in the amount of xx in favor of xx.

No active judgments or liens have been found against the borrower/subject property.

No prior year delinquent taxes have been found.

The annual combined taxes of 2018 have been paid in the amount of $xxx	As per review of latest payment history as of xx/xx/2020 the loan is in delinquency for 14 months. The last payment was received on xx/xx/2020 in the amount of $xxx interest rate of 2.00% and P&I $xxxthe due date of xx/xx/2018. The next due date is xx/xx/2018. The current UPB reflected is in the amount of xx and deferred balance is xx.	Collections Comments:According to the servicing comments foreclosure proceedings were initiated on property and the file was referred to attorney on xx/xx/2018. As per lis pendens located at "xx" the complaint was filed on xx/xx/2018 with case#xx. As per comment dated xx/xx/2019 the file is on hold for loss mitigation. As per comment dated xx/xx/2020 the loan modification was denied. The latest comment dated xx/xx/2020 states that the file placed on hold to check with RM and call not connected after hold. No further comments have been found regarding foreclosure.

The loan is in delinquency for 14 months. The last payment was received on xx/xx/2020 in the amount of $xxx interest rate of 2.00% and P&I $xxxthe due date of xx/xx/2018. The next due date is xx/xx/2018. The current UPB reflected is in the amount of xx and deferred balance is xx.
The loan has been modified twice since origination. The latest loan was modified with an effective date of xx/xx/2016 and according to the mod the new principal balance is xx with a step modification and the rate started from 2.00%. The borrower had given promise to pay P&I in the amount of $xxxh had begun from xx/xx/2016 with a new maturity date of xx/xx/2035. The rate changes in 3 steps ending at 4.00%. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. Hence the UPB that has been amortized as an interest bearing amount xx.

The debtor “xx” had filed bankruptcy under ch#13 with case# xx on xx/xx/2011. The plan was confirmed on xx/xx/2011. The POC was filed by subject creditor on xx/xx/2011 with the secured claim amount of xx and arrears are $xxxer modified plan dated xx/xx/2011 the debtor sxxcure arrears through the plan with monthly payment of $xxxr, Motion to dismiss case was filed by trustee on xx/xx/2013 and the case was dismissed on xx/xx/2013. The bankruptcy was terminated on xx/xx/2013. As per trustees final report dated xx/xx/2013 the debtor has paid $xxxhe subject creditor.
Foreclosure Comments:According to the servicing comments foreclosure proceedings were initiated on property and the file was referred to attorney on xx/xx/2018. As per lis pendens located at "xx" the complaint was filed on xx/xx/2018 with case#xx. As per comment dated xx/xx/2019 the file is on hold for loss mitigation. As per comment dated xx/xx/2020 the loan modification was denied. The latest comment dated xx/xx/2020 states that the file placed on hold to check with RM and call not connected after hold. No further comments have been found regarding foreclosure.
Bankruptcy Comments:The debtor “xx” had filed bankruptcy under ch#13 with case# xx on xx/xx/2011. The plan was confirmed on xx/xx/2011. The POC was filed by subject creditor on xx/xx/2011 with the secured claim amount of xx and arrears are $xxx modified plan dated xx/xx/2011 the debtor sxxcure arrears through the plan with monthly payment of $xxxr, Motion to dismiss case was filed by trustee on xx/xx/2013 and the case was dismissed on xx/xx/2013. The bankruptcy was terminated on xx/xx/2013. As per trustees final report dated xx/xx/2013 the debtor has paid $xxxhe subject creditor.	The loan has been modified twice since origination. The latest loan was modified with an effective date of xx/xx/2016 and according to the mod the new principal balance is xx with a step modification and the rate started from 2.00%. The borrower had given promise to pay P&I in the amount of $xxxh had begun from xx/xx/2016 with a new maturity date of xx/xx/2035. The rate changes in 3 steps ending at 4.00%. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. Hence the UPB that has been amortized as an interest bearing amount xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in IL State and the required disclosures are missing from the loan file.
IL Collateral Protection Insurance Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with the lender xx as nominee forxx with Instr# xx.
The chain of assignment has been completed. The last assignment was done with U.S. xx xxx, Not in Its Individual Capacity, But Solely as Trustee forxx which was recorded on xx/xx/2019.

There are two judgments against the borrower xx in the favor of xx USA NA and xx for the total amount of $xxxch was recorded on xx/xx/2018 and xx/xx/2020 respectively.

There is IRS lien against the borrower xx in the favor of xx for the amount of xx which was recorded on xx/xx/2020.
The combined first and second installment taxes for the year of 2019 have been paid in the total amount of $xxx prior delinquent taxes have been found.
The review of payment history as of xx/xx/2020, the borrower current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx38 with an interest rate of 2.000 % which was applied for xx/xx/2020. As per payment history the current UPB is xx.	Collections Comments:According to the collection comment as of xx/xx/2020 and the documents reveals that the loan is in collection.
The borrower current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx38 with an interest rate of 2.000 % which was applied for xx/xx/2020. As per payment history the current UPB is xx.

According to the collection comment dated xx/xx/2020, the foreclosure was initiated. The foreclosure sale was cancelled on xx/xx/2020 due to the modification was made on xx/xx/2020.
The collection comment file located at “xx”, dated xx/xx/2019; states that the modification agreement by xx/xx/2020. The latest collection comment file located at “xx”, the comment dated xx/xx/2020, states that the new modification UPB is in the amount of $xxxh an interest rate of 2.000% and new P&I is $xxxhe modification first payment due on xx/xx/2020 till the maturity date xx/xx/2050.
Unable to determine the reason for default.
The latest property inspection report is not available in the loan file. Latest comment dated xx/xx/2020, the subject property is owner occupied. No damages or estimated repairs have been found.

Foreclosure Comments:According to the collection comment dated xx/xx/2020, the foreclosure was initiated. The foreclosure sale was cancelled on xx/xx/2020 due to the modification was made on xx/xx/2020.
Bankruptcy Comments:Not Applicable	“As per conventional ARM Note interest rate was 6.49000 % and the P&I was $xxx90 with maturity date of xx/xx/2035.
According to the latest payment history file located at “8012640424-2020”, the P&I as per payment history is $xxx38 and the rate of interest is 2.000%, the UPB is $xxxwever, there is a reduction in P&I with respect to Note data which seems that there would be a possible modification.
The collection comment file located at “xx”, dated xx/xx/2019; states that the modification agreement on xx/xx/2020. The latest collection comment file located at “xx”, the comment dated xx/xx/2020, states that the new modification UPB is in the amount of $xxx.91 with an interest rate of 2.000% and new P&I is $xxxhe modification first payment due on xx/xx/2020 till the maturity date xx/xx/2050.
However, the loan modification agreement is missing from the loan file."
Affiliated Business Disclosure HUD-1 Closing Statement Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file."	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan Program Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia State. The following state disclosures are missing from the loan file.
1. VA Application Disclosure
2. Choice of Settlement Agent Disclosure
3. Disclosure of Charges For Appraisal or Valuation
4. Copy of Appraisal or Statement of Appraised Value
5. Affiliated Business Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Bussiness Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 which was recorded on xx/xx/2003 with xx Company. The chain of assignment is incomplete as the current assignee is “xx. as mortgagee; however, it should be xx. There is a junior xx against the subject property in the amount of xx with “xx Co. of PA”. No active judgments or liens have been found. Annual xx, Town and School taxes of 2020 are due in the amount of $xxxprior year delinquent taxes have been found.	Review of payment history shows that the borrower is not making payments regularly. The borrower is delinquent for more than 120 days. The last payment received date is not provided. The next payment is due on xx/xx/2018. As per payment history, the current UPB is xx.	Collections Comments:The loan is in foreclosure. As per document located at “xx”, the foreclosure was started on loan in 2019. As per document, the complaint was filed on xx/xx/2020. No further comments have been found regarding foreclosure proceedings. The debtor xx had filed the bankruptcy under chapter 7 with case#xx on xx/xx/2012. The debtor was discharged on xx/xx/2012 and the bankruptcy was terminated on xx/xx/2012. According to Schedule D of xxx dated xx/xx/2012, the amount of claim without deducting the value of collateral is xx and the value of collateral supporting the claim is xx, therefore, the unsecured claim is in the amount of $xxx52. As per “Statement of Debtor’s intention” dated xx/xx/2012, the debtor wants to keep the subject property and continue to make regularly monthly payments. The borrower is not making payments regularly. The borrower is delinquent for more than 120 days. The last payment received date is not provided. The next payment is due on xx/xx/2018. No comments have been found regarding reason for default. As per servicing comments the subject property is currently owner occupied
Foreclosure Comments:As per document located at “xx”, the foreclosure was started on loan in 2019. As per document, the complaint was filed on xx/xx/2020. No further comments have been found regarding foreclosure proceedings.
Bankruptcy Comments:The debtor xx had filed the bankruptcy under chapter 7 with case#xx on xx/xx/2012. The debtor was discharged on xx/xx/2012 and the bankruptcy was terminated on xx/xx/2012. According to Schedule D of xxx dated xx/xx/2012, the amount of claim without deducting the value of collateral is xx and the value of collateral supporting the claim is xx, therefore, the unsecured claim is in the amount of $xxx per “Statement of Debtor’s intention” dated xx/xx/2012, the debtor wants to keep the subject property and continue to make regularly monthly payments.

Not Applicable	Affiliated Business Disclosure Missing Dicsloures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease risk indicator is moderate as loan is failing for TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test is fail. Loan data is xx and Comparison data is xx. Hence, the variance is -$xxx"
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form Dislcosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report dated xx/xx/2020 reflects the correct owner. Open xx from xx Company recorded xx/xx/2004 for 216000. There are no active liens or judgments on the report.Annual City taxes for 2018 are delinquent in the amount of xx, good through date for these taxes was xx/xx/2020. 1st and 2nd installments of City taxes for 2019 are delinquent in the total amount of $xxx47, good through date for these taxes was xx/xx/2020. Total amount of these delinquent taxes is xx which is greater than 4.00% of loan amount.	The Pay history is current as of xx/xx/2020. The next due date is xx/xx/2019. The borrower is currently delinquent for 4 months. The last payment was made on xx/xx/2019. The current rate is 5.375% and the total amount is $xxxe UPB is xx.	Collections Comments:The property is owner occupied. There is no mention of open foreclosure. There is no evidence of any litigation. There is no property damage. The RFD is unknown. The Loan is in a modification.Modification between xx (Borrower) and xx(Lender) on xx/xx/2018. The current UPB is xx. The New Principal amount will be 204050.99. The borrower will pay 1581.51 at 5.375% beginning xx/xx/2018 until the maturity date of xx/xx/2034. The loan has been modified once since origination. The Pay history is current as of xx/xx/2020. The next due date is xx/xx/2019. The borrower is currently delinquent 4 months. The last payment was made on xx/xx/2019 for 3990.78. The current rate is 5.375% and the total amount is xx. The UPB is 197654.67 and the total debt is xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy chapter 13 case number xx was filed xx/xx/2017 and plan was confirmed on xx/xx/2019. Initial POC was filed xx/xx/2018 with the claim amount of xx with arrears of 0.0 at 5.375% fixed. The total payment will be 2591.32. POC was filed xx/xx/2018 with claim amount of xx and arrears of xx at 8.75% variable. The total payment will be 3057.15. Chapter 13 plan was filed xx/xx/2018 and the borrower will pay 3650 per month for 60 months. Loan got modified through bankruptcy.	Modification was made between xx (Borrower) and xx (Lender) on xx/xx/2018. The New Principal amount will be xx. The borrower will pay $xxx51 at 5.375% beginning xx/xx/2018 until the maturity date of xx/xx/2034. The loan has been modified once since origination.	Affiliated Business Disclosure Document Showing a Index Numerical Value Final Truth in Lending Discl. xx Insurance Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE result is Moderate because this loan has failed TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan has failed TILA APR Test.

This is due to Missing Final TIL from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Missing Final TIL in the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is conventional Loan witrh 83.077% LTV. Required MI Cert is missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing in the loan file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "Operative index is not available in the documents provided."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing in the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx.
The chain of assignment has not been completed. Currently, the assignment is from xx xxx, As Trustee For xx Securities xx., Asset-Backed Pass-Through Certificates, Series 2004-R7 By Its Attorney In Fact Phh xx to xx , xx. which was recorded on xx/xx/2020. However, the correct assignment should be with the “xx”.
There are three junior xx against the subject property in the favor of The xx., Guardian of the property of xx for the amount of xx which was recorded on xx/xx/2011 and xx/xx/2015.
There are two junior credit card judgments against the borrower in the favor of xx (xxx)xxxfor the amount of $xxxxxxch was recorded on xx/xx/2010 and xx/xx/2010.
There is junior credit card judgment against the borrower with the favor of xx Nevadaxxxfor the amount of $xxx was recorded on xx/xx/2010.
There 6 junior civil judgments against the borrower in the favor of different plaintiff for the total amount of xx which was recorded on different dates.
Combined annual taxes for the year of 2020 have been paid in the amount of $xxx/xx/2020.
School annual taxes for the year of 2019 have been paid in the amount of $xxx/xx/2019.
No, any prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 15 months and the next due date is xx/xx/2018. The last payment was received in the amount of $xxxh was applied for the due date of xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxxinterest rate is 5.000%.	Collections Comments:The loan is currently in the bankruptcy. The next due date is xx/xx/2018. The last payment was received in the amount of $xxxh was applied for the due date of xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxxinterest rate is 5.000%. The loan was modified. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2020. The POC was not filed. However, the POC deadline dated on xx/xx/2020. The chapter 13 plan was filed on xx/xx/2020. The debtor has promised to pay for trustee in the amount of $xxx60 months. The objection to confirmation plan was filed on xx/xx/2020. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxreclosure was not initiated. As per the comment dated xx/xx/2020, the subject property is owner occupied. The reason for default is unable to be determined. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xxx had bankruptcy under chapter 13 with the case# xx on xx/xx/2020. The POC was not filed. However, the POC deadline dated on xx/xx/2020. The chapter 13 plan was filed on xx/xx/2020. The debtor has promised to pay for trustee in the amount of $xxx60 months. The objection to confirmation plan was filed on xx/xx/2020. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx	The loan was modified twice since origination. The modification agrrement was made on xx/xx/2010 between the borrowers “xx” and lender “xx.” As per the modified terms, the new principal balance is xx. The deferred balance is xx and interest bearing amount is xx. There are 4 steps of modification. The borrower has promised to pay for the amount of $xxx an interest rate of 2.00% beginning on xx/xx/2010. The new maturity date of xx/xx/2034. The balloon payment is in the amount of xx on xx/xx/2034.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.

1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. xx Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative xx Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. xx Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "The note date is xx/xx/2004 and the settelment date is xx/xx/2004. However, the settlement date is different from note date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.
The chain of the assignment has been completed. The latest assignment is with U.S. xx xxx, Not In Its Individual Capacity, But Solely As Trustee Of Nrz Passthrough Trust II which was recorded on xx/xx/2019.
There is a civil judgment is in the favor of xx in the amount of $xxxorded on xx/xx/2015.
There is a code enforcement lien in the favor of xx, recorded on xx/xx/2007.
The annual installment of the combined jurisdiction tax of 2019 has been paid in the amount of $xxxxx/xx/2019.	According to the payment history as of xx/xx/2020, the borrower has been delinquent for 17 months. The last payment received date is unavailable and the next due date for the payment is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.

Collections Comments:As per the review of the servicing comments, the loan is in the bankruptcy and the borrower has been delinquent for 17 months. The last payment received date is unavailable and the next due date for the payment is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
The loan modification agreement was made between (borrower) xx and (Lender)xx on xx/xx/2015.
The reason for default is unable to be determined from the latest collection comments.
The subject property has been occupied by the owner. The latest BPO is not available. Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:AS per the tape data, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2019. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower xx had filed bankruptcy under chapter-13 with the case # xx on xx/xx/2019. The POC was filed on xx/xx/2019 the POC amount is $xxxd the arrearage amount is $xxxe debtor sxxpay to the trustee the sum of $xxx per month for a period of 60 months. The last filing date is xx/xx/2020.	This loan modification agreement was made between (borrower) xx and (Lender)xx on xx/xx/2015.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 3.250% and new P&I is in the amount of $xxx beginning from xx/xx/2015. The maturity is xx/xx/2034. There is no provision for the balloon payment.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx96
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx96
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxILA APR Test: FAIL Loan Data 9.441% Comparison Data 9.582% Variance -0.141%
This loan failed the TILA APR test.
The annual percentage rate (APR) is 9.582%. The disclosed APR of 9.441% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property located at LA state. The following require state disclosures are missing from the loan file.
Authorization Fees, Charges and Expenses for Federally Related xx Loans
Anti-Tying Disclosure
Financial Institution Choice of Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per HUD-1, the settlement date is xx/xx/2004 which is not aligned with note date xx/xx/2004."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx.
The chain of assignment has been completed. Currently, the assignment is from xx, as Trustee, of xx securities, xx., Asset-backed Pass Through Certificates, Series 2003-5, Under The xx to xxx xx xxx, Not In Its Individual Capacity But Solely As Trustee For The xx which was recorded on xx/xx/2020.
No active judgments or liens found against the borrower or subject property.
Combined annual taxes for the year of 2018 have been paid in the amount of $xxx xx/xx/2019.
Combined annual taxes for the year of 2019 have been delinquent in the amount of $xxxich was due on xx/xx/2020 and till good through dated xx/xx/2020.
According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 8 months and the next due date is xx/xx/2019. The last payment was received in the amount of $xxxh was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxxinterest rate is 2.000%.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2019. The last payment was received in the amount of $xxxh was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxxinterest rate is 2.000%. The loan was modified. The foreclosure was initiated in 2011 and the complaint was filed on xx/xx/2011 with the case#xx (“xx”). No, further details have been found regarding the foreclosure of 2011. The foreclosure was re-initiated in 2014 and the complaint was filed on xx/xx/2014 with the case# xx (“xx”). No, further details have been found regarding the foreclosure of 2014. The foreclosure was one more time initiated in 2017 and the complaint was filed on xx/xx/2017 with the case#xx (“xx”). As per the foreclosure document located at “xx”, the motion and order vacating judgment has been cancelled the lis pendency and dismissed the case on xx/xx/2018. However, the de-acceleration letter is missing from the loan files. The loan was modified on xx/xx/2011, xx/xx/2014 and xx/xx/2015 which is located at “xx”, “xx “ and “xx”. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The POC was filed by creditor xxx xx xxx on xx/xx/2020 for the secured claim amount is xx and arrearage amount is xx. However, the POC deadline dated on xx/xx/2020. The chapter 13 plan was filed on xx/xx/2019. The debtor has promised to pay for trustee in the amount of $xxx60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxubject property is owner occupied. The reason for default is unable to be determined. As per the loss draft dated xx/xx/2018 which is located on “xx” shows the payment for roof replacement and fence repairs for the amount of $xxxrvicing comments are available from xx/xx/2019 till xx/xx/2020. No, further details have been found regarding damages and repairs.
Foreclosure Comments:The foreclosure was initiated in 2011 and the complaint was filed on xx/xx/2011 with the case#xx (“xx”). No, further details have been found regarding the foreclosure of 2011. The foreclosure was re-initiated in 2014 and the complaint was filed on xx/xx/2014 with the case# xx (“xx”). No, further details have been found regarding the foreclosure of 2014. The foreclosure was one more time initiated in 2017 and the complaint was filed on xx/xx/2017 with the case#xx (“xx”). As per the foreclosure document located at “xx”, the motion and order vacating judgment has been cancelled the lis pendency and dismissed the case on xx/xx/2018. However, the de-acceleration letter is missing from the loan files. The loan was modified on xx/xx/2011, xx/xx/2014 and xx/xx/2015 which is located at “xx”, “xx “ and “xx”.
Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The POC was filed by creditor xxx xx xxx on xx/xx/2020 for the secured claim amount is xx and arrearage amount is xx. However, the POC deadline dated on xx/xx/2020. The chapter 13 plan was filed on xx/xx/2019. The debtor has promised to pay for trustee in the amount of $xxx60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx	The loan was modified fourth since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2013 between the borrower "xx" and lender "xx”. As per the modified terms, the new principal balance is xx with the deferred principal balance is xx and the interest bearing principal balance is xx. The principal forgiven amount is xx. The borrower has promised to pay the in the amount of $xxx the interest rate of 2.000% beginning on xx/xx/2013 till maturity date of xx/xx/2033. The balloon payment is reduce the deferred principal balance in three equal installments of xx. The principal forgiven amount exceeds 2% of modified balance.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in South Carolina State. The following required state disclosures are missing from the loan file.
1. Agent Preference Disclosure
2. Casualty Insurance Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$4,006.94	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. The chain of assignment is complete as the subject xx is with the current assignee, U.S. xx xxx, not in its Individual Capacity, but Solely as Trustee for xx.
There are three active state tax liens against the borrower in the total amount of $xxxch was recorded on multiple dates in favor of multiple plaintiffs.
There is an active civil judgment against the borrower in the amount of $xxxch was recorded on xx/xx/2017 in favor of xx.
1st installment of xx tax for the year of 2019 has been paid on xx/xx/2020 in the amount of $xxxd installment of xx tax for the year of 2019 is due on xx/xx/2020 in the amount of $xxx	Review of the payment history provided from xx/xx/2018 to xx/xx/2020 reveals that borrower has been the delinquent for 24 months. The last payment was received in the amount of $xxx which was applied for the due date of xx/xx/2018. The next due date is xx/xx/2018. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 6.990%.	Collections Comments:The subject loan is in active foreclosure. Review of the collection comments states that the borrower has been the delinquent for 24 months. The last payment was received in the amount of $xxx which was applied for the due date of xx/xx/2018. The next due date is xx/xx/2018. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 6.990%.
Review of the collection comments states that the foreclosure was initiated in 2018. There is no further information regarding the foreclosure in the available servicing comments.
As per collection comments the subject property has been occupied by the owner and is in average condition.
Foreclosure Comments:Review of the collection comments states that the foreclosure was initiated in 2018. There is no further information regarding the foreclosure in the available servicing comments.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated business disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2020 the subject xx was originated on xx.00, with xx Funding xx.
The chain of assignment has been completed.
There is an active civil judgment on real estate against xx in the favor ofxx in the amount of $xxxcorded on xx/xx/2017. However, the SSN# and the mentioned on the judgment lien document don’t match with borrower’s SSN#.

Annual Combined tax for the year of 2019 have been due in the amount $xxx prior year delinquent taxes have been found.

According to the payment history as of xx/xx/2020, the borrower has been delinquent for 14 months and the next due date for payment is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2018. The UPB is reflected in the latest payment history in the amount of $xxx88.	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and next due date for the payment is xx/xx/2018.
According to the payment history as of xx/xx/2020, the borrower has been delinquent for 14 months and the next due date for payment is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2018. The UPB is reflected in the latest payment history in the amount of xx
The reason for default is unable to be determined.
As per the servicing comments, the subject property has been occupied by the owner. No damages or repairs are found.

Update:
As per the servicing comment dated xx/xx/2022, the reason for default is curtailment of income.
As per the servicing comment dated xx/xx/2023, with an effective date of xx/xx/2023, the new modified unpaid principal balance is xx. The modified monthly P&I of $xxx with a modified interest rate of 5.000% starts on xx/xx/2023 and continues until the new maturity date of xx/xx/2038. No further details have been found.
As per the servicing comment dated xx/xx/2022, the borrower filed for bankruptcy is discharge. No more evidence is available regarding current bankruptcy status.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019.The amount of secured claim is xx and the arrearage amount is $xxx58. The plan was confirmed on xx/xx/2019. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx. There is no comment indicating a cram down.	This loan modification agreement was made between (borrower) xx and (Lender)xx. on xx/xx/2011.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 3.740% and new P&I in the amount of $xxx beginning from xx/xx/2012 till the maturity date xx/xx/2033. There is no provision for the balloon payment.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures xx Insurance Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL,Loan Data: xx Comparison Data:xx,Variance: -$xxx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxx Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "According to the review of the loan file, this is a conventional loan with the LTV 100%. However, MI certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Kentucky State. The following required state disclosures are missing from the loan file.
1. Insurance Sales
2. Fair Housing Notice
3. Homeownership Protection Center Disclosures
4. Notice of Free Choice of Agent or Insurer
5. VA Application Disclosure
6. Choice of Settlement Agent Disclosure
7. Disclosure of Charges For Appraisal or Valuation
8. Copy of Appraisal or Statement of Appraised Value
9. Affiliated Business Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 states that the subject xx was originated on xx. which was recorded on xx/xx/2003.
The chain of assignment has been completed. Currently, the assignment is with U.S. xx xxx, not in its Individual Capacity, but Solely as Trustee of xx which was recorded on xx/xx/2019.
There is no lien/judgment against the subject borrower/property.
Combined annual taxes for the year 2019 are paid in the amount of $xxx delinquent taxes are found.
Review of the payment history as of xx/xx/2020 reveals that the borrower is delinquent for 9 months and the next due date is xx/xx/2019. The last payment was received in the amount of $xxx. Current UPB as of date reflects in the provided payment history tape is in the amount of xx.	Collections Comments:The loan is currently delinquent in Bankruptcy.
Review as per servicing comments as of xx/xx/2020, borrower is delinquent for 9 months and the next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history tape is in the amount of xx. The subject property is in average condition and owner occupied. No damages have been found.
The borrower “xx” had deceased on xx/xx/2005. The death certificate is located in the loan file at “xx”.
According to updated title dated xx/xx/2020, the foreclosure was initiated on the subject property. The Lis Pendens (xx) was filed on xx/xx/2012 and recorded on xx/xx/2012 with the instrument #xx. Again, another Lis Pendens (xx) was filed on xx/xx/2016 and recorded on xx/xx/2016 with the instrument #xx. No further details found regarding foreclosure.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the borrower “xx” had filed for bankruptcy under Chapter-13 with case#xx on xx/xx/2016. The plan was confirmed on xx/xx/2016. According to plan, the debtor sxxmake monthly payments to the Trustee in the amount of $xxx per month for the 60 months period. The POC was filed by the creditor “xx” on xx/xx/2017 with the secured claim amount of xx and the amount of arrearage is xx. However, deadline for filing POC is xx/xx/2017 which is passed. But, Order on Motion to Amend Order of Confirmation was filed on xx/xx/2017 which states that the Order of Confirmation is amended to allow Proof of Claim #3, The xx of xx to be paid principle in the amount of xx outside the plan with arrearages in the amount of xx to be paid inside the plan. No comment has been found indicating a cram-down. The last filing date of bankruptcy was xx/xx/2020.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Kentucky State. The following required state disclosures are missing from the loan file.
1. Insurance Sales
2. Fair Housing Notice
3. Homeownership Protection Center Disclosures
4. Notice of Free Choice of Agent or Insurer
5. VA Application Disclosure
6. Choice of Settlement Agent Disclosure
7. Disclosure of Charges For Appraisal or Valuation
8. Copy of Appraisal or Statement of Appraised Value
9. Affiliated Business Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. The chain of assignment is complete as the subject xx is currently with the, “U.S. xx xxx, not in its Individual Capacity, but Solely as Trustee of The xx”.
There is an active senior xx in the amount of xx which was recorded on xx/xx/2003 instrument #xx in favor of xx.
There are four active state tax liens against the xx in the total amount of $xxxch was recorded on multiple dates in favor of xx. There is no SSN# for xxx to verify whether said liens are against the borrower (xx) or not.
1st installment of xx tax for the year of 2018 has been paid on xx/xx/2019 in the amount of $xxxd installment of xx tax for the year of 2018 has been paid on xx/xx/2019 in the amount of $xxxt installment of xx tax for the year of 2019 has been paid on xx/xx/2020 in the amount of $xxx	Review of the payment history provided from xx/xx/2019 to xx/xx/2020 reveals that borrower has been the delinquent for 13 months. The last payment was received in the amount of $xxx which was applied for the due date of xx/xx/2018. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 4.375%.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower has been the delinquent for 13 months. The last payment was received in the amount of $xxx which was applied for the due date of xx/xx/2018. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 4.375%.
Loan modification agreement was made between the borrower and Lender on xx/xx/2018. The new modified rate is 4.375% and borrower promises to pay P&I in the amount of $xxx which was begun on xx/xx/2018. The new principal balance is xx. The lender has agreed to forgive xx from the new principle balance. Therefor the interest bearing amount is xx and the maturity date is xx/xx/2034. Reason for Modification is Financial Hardship.
Borrower has filed the bankruptcy under chapter 13 case# xx on xx/xx/2019. POC was filed on xx/xx/2019 which shows that the amount of secured claim is xx and the amount of arrearage is xx. Debtor has filed the amended chapter 13 plan on xx/xx/2019 which states that the debtor sxxpay $xxx per Month for 60 months and debtor will cure the subject arrears which is in the total amount of xx through plan. Order Confirming Chapter 13 Plan was filed on xx/xx/2019 which states that the debtor amended chapter 13 plan is hereby confirmed. Currently debtor is in active bankruptcy.
As per collection comments subject property has been occupied by the owner and is in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed the bankruptcy under chapter 13 case# xx on xx/xx/2019. POC was filed on xx/xx/2019 which shows that the amount of secured claim is xx and the amount of arrearage is xx. Debtor has filed the amended chapter 13 plan on xx/xx/2019 which states that the debtor sxxpay $xxx per Month for 60 months and debtor will cure the subject arrears which is in the total amount of xx through plan. Order Confirming Chapter 13 Plan was filed on xx/xx/2019 which states that the debtor amended chapter 13 plan is hereby confirmed. Currently debtor is in active bankruptcy.	Loan modification agreement was made between the borrower and Lender on xx/xx/2018. The new modified rate is 4.375% and borrower promises to pay P&I in the amount of $xxx which was begun on xx/xx/2018. The new principal balance is xx. The lender has agreed to forgive xx from the new principle balance. Therefor the interest bearing amount is xx and the maturity date is xx/xx/2034. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Loan Program Info Disclosure xx Insurance Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk indicator is "Moderate" due to TILA Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test and TILA APR Test are failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA test failed due to following reason;
1. TILA Finance Charge Test shows Loan data xx, Comparison Data xx and Variance -xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx. TILA Foreclosure Rescission Finance Charge Test shows Loan data xx, Comparison Data xx and Variance -xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx TILA APR Test shows Loan data 7.940%, Comparison Data 7.419% and Variance +0.521%.
The annual percentage rate (APR) is 7.419%. The disclosed APR of 7.940% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is a conventional loan. LTV exceeds 80.00%. Therefor xx Insurance Certificate is Required which is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report as of xx/xx/2020 shows subject xx was originated on xx.00 with “xx”. Chain of assignment is complete as current assignee is U.S. xx xxx. There is one Civil Judgment against xx in the amount of $xxxcorded on xx/xx/2010 in favor of xx Nevada xx. There is state tax line in amount $xxxorded on xx/xx/2020 in favor of xx. 2019 1st half city taxes paid amount $xxx19 2nd half city taxes paid amount $xxx19 Utilities taxes are delinquent for xx/xx/2020 in the amount of $xxx	The review of payment history as of xx/xx/2020 the borrower is currently delinquent for 21 months and next due date is xx/xx/2018. The last payment received date is unable to determine. The current P&I is $xxx. The UPB reflected in the payment history is in the amount of xx.	Collections Comments:The loan is in active bankruptcy. The borrower had filed bankruptcy under chapter 13 with case#xx on xx/xx/2020. The plan has not been confirmed yet. Proof of Claim has not been filed yet. As per chapter 13 plan the debtor sxxpay to the trustee $xxx for the period of 60 months. The review of payment history as of xx/xx/2020 shows the borrower is currently delinquent for 21 months and next payment due date is xx/xx/2018. The last payment received date is unable to determine. The current P&I is $xxx. The current UPB reflected in the payment history is in the amount of xx. The loan modification agreement was signed between the (Borrower) xx and the (Lender) xx on xx/xx/2017. The modified UPB is xx. The borrower promises to pay P&I of $xxx with a modified interest rate of 2.000%, beginning from xx/xx/2017 and ends with the maturity dated xx/xx/2033. There is no deferred or forgiven amounts found on the modification agreement. There is provision for the balloon payment. As per collection comments, the foreclosure was initiated. The file was referred to attorney on xx/xx/2019. First publication completed on dated xx/xx/2020. As per servicing comments dated xx/xx/2020, bid prepared completed on xx/xx/2020. As per collection comments dated xx/xx/2020, the sale was scheduled on xx/xx/2020. As per xxx report, borrower had filed bankruptcy capter-13 plan on dated xx/xx/2020, hence foreclosure sale put on hold. No further details have been found. Servicing comment dated xx/xx/2019 shows that the property is Vacant. Comment dated xx/xx/2019 shows that the subject property found to be nature damage in detached garage roof.
Foreclosure Comments:As per collection comments, the foreclosure was initiated in the loan file. The file was referred to attorney on xx/xx/2019. First publication completed on dated xx/xx/2020. As per servicing comments dated xx/xx/2020, bid prepared completed on xx/xx/2020. As per collection comments dated xx/xx/2020, the sale was scheduled on xx/xx/2020. As per xxx borrower had filed bankruptcy on dated xx/xx/2020, hence foreclosure sale put on hold. No further details have been found.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter 13 with case#xx on xx/xx/2020. The plan has not been confirmed yet. POC not filed. As per chapter 13 the debtor sxxpay to the trustee $xxx for 60 months.	Loan modification agreement was signed between the borrower xx and the lender xx on xx/xx/2017. The UPB is xx. The borrower promises to pay P&I of $xxx with a modified interest rate of 2.000%, beginning from xx/xx/2017 and the maturity is dated xx/xx/2033. There are no deferred or forgiven amounts. There is provision for the balloon payment.	HUD-1 Closing Statement Missing Required Disclosures	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD available in loan file, however some points & fees are handwritten."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is "Moderate" as loan is failing for TILA foreclosure rescission finance charge test and TILA right of rescission test & Prohibited Fees Test failed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "TILA Rescission Finance Charge Test is fail: Loan data is xx and allowed amount is xx, hence, the variance is -$xxx This loan failed the TILA right of rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the    notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Prohibited fees test is fail: loan data is $xxxand allowed amount is $xxxence, the variance is +$xxx"
* ComplianceEase TILA Test Failed (Lvl 2)     "Compliance Ease test failed due to this loan has failed TILA Foreclosure Rescission Finance Charge Test and it aslo failed TILA APR Test Hence
Loan Data is xx, Comparison Data is xx and variance is -$xxx"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
								* Missing Required Disclosures (Lvl 2) "List of service providers is missing from loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Updated title dated xx/xx/2020 shows subject xx originated on xx.xxhe xx was recorded on xx/xx/2004.
Chain of assignment is incomplete as the assignment is not with NRZ.
There are two credit card judgments active against the borrower, xx each in the amount of $xxxctively. These judgments are junior to subject xx.
There is a criminal judgment active against borrower, xx which was entered in the favor of xx under case#xx and recorded on xx/xx/2011.
There is HOA/COA lien active against subject property in the amount of $xxx was filed byxx. whose statement of lien was recorded on xx/xx/2017 in Book#xx and Page#xx .  The subject property is located in the State of Maryland (Superlien). Hence, there is a risk of property getting foreclosed if the lien remains unsatisfied.
No delinquent RE taxes have been found.
Payment history as of xx/xx/2020 shows that borrower is current with the loan and is next due for xx/xx/2020. The last transaction was done on xx/xx/2020 on which four payments were applied to the due date xx/xx/2019, xx/xx/2019, xx/xx/2020 and xx/xx/2020. The current UPB is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. Payment history as of xx/xx/2020 shows that loan is next due for xx/xx/2020.

As per xxx, the borrower had filed the bankruptcy under chapter 13, case#xx on xx/xx/2019.  xxx lists value of subject property in the amount of xx.

From the recent comments, it appears that loan has been modified as the collection comment dated xx/xx/2020 says that due date has been changed from xx/xx/2017 to xx/xx/2019, new P&I would be $xxxnew maturity date will be xx/xx/2059.

According to servicing comment dated xx/xx/2020, the foreclosure action was closed.  The foreclosure proceeding were closed due to loan modification.  Comment dated xx/xx/2020 states that loan modification agreement was mailed to the borrower.  As per comment dated xx/xx/2020, no sale was scheduled.

No evidence of damage or repair to the subject property has been found.

Foreclosure Comments:According to servicing comment dated xx/xx/2020, the foreclosure action was closed.  The foreclosure proceeding were closed due to loan modification.  Comment dated xx/xx/2020 states that loan modification agreement was mailed to the borrower.  As per comment dated xx/xx/2020, no sale was scheduled.
Bankruptcy Comments:As per xxx, the borrower had filed the bankruptcy under chapter 13, case#xx on xx/xx/2019. xxx lists value of subject property in the amount of xx. As per amended chapter 13 plan filed on xx/xx/2020, the debtor will directly pay the subject claim outside of the plan. The borrower intends to modify the loan per order on motion to modify the secured debt filed on xx/xx/2020.	The loan was modified on xx/xx/2016 with new UPB in the amount of xx. Of the new UPB, the amount of $xxxbeen deferred. The remaining balance of xx to be paid with interest at the rate of 3.00% from xx/xx/2016. The new maturity date will be xx/xx/2035.	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE risk indicator is moderate due to failure of Prepayment Term Test (Sate Regulation)."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prepayment Term Test: FAIL Loan Data:60 Months Comparison Data:0 Months Variance: 60 Months"
								* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test: - On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the xx was originated on xx.
The chain of xx assignment is incomplete. Currently, the xx assignment is with The xx of New xx f/xx/a The xx of xx as successor to xx, xx, as trustee for the benefit of the certificate holders of Popular ABS,xx Pass-Through Certificates series 2005-1. This should be with NRZ.
There is a HOA lien open against the subject property in the favor of xx in the amount of $xxxch was recorded on xx/xx/2012.
First combined taxes of 2019 have been paid in the amount of $xxxcond combined taxes of 2019 are due on xx/xx/2020 in the amount of $xxx	According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 4 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx25 with the interest rate 4.530% and PITI is in the amount of $xxx54. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The loan is in delinquency for 3 months. The last payment was received on xx/xx/2020 in the amount of $xxx54 and it was applied for the due date of xx/xx/2019.
According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017. POC was filed by xx, xx on xx/xx/2017, in the secured claim amount of xx and an arrearage in the amount of xx. Amended POC was filed on xx/xx/2017, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2017. This plan was confirmed on xx/xx/2017, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid monthly in the amount of $xxx84.
No foreclosure proceedings have been found.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017. POC was filed byxx on xx/xx/2017, in the secured claim amount of xx and an arrearage in the amount of xx. Amended POC was filed on xx/xx/2017, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2017. This plan was confirmed on xx/xx/2017, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid monthly in the amount of $xxx84.	The loan modification agreement was made between borrower and servicer on xx/xx/2009 with the new modified unpaid principal balance is xx. The interest bearing amount was xx with interest rate 4.530% and the modified P&I was $xxx25. The first modified payment due date was xx/xx/2009 and the maturity date will be xx/xx/2034.	Affiliated Business Disclosure Notice of Servicing Transfer	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrowers."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Ohio seller-paid points and fees exception test.
This loan is subject to legislation that takes into discount points that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid discount points into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for "Seller-Paid Points and Fees".
The sum of all discount points is limited to 2% of the original principal amount. Discount points means any charges, whether or not actually denominated as "discount points," that are paid by the seller or the buyer of residential real property to a residential xx lender or that are deducted and retained by a residential xx lender from the proceeds of the residential
xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk indicator is moderate due to
This loan failed the Ohio seller-paid points and fees exception test.
This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. Loan data is xx, comparison data is xx and variance is -$xxx."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx.00, with xx.
The chain of assignment is completed as the last assignment is with U.S. xx xxx, Not In Its Individual Capacity, But Solely As Trustee For xx but there is a gap between chain of assignment from  xx to xx xx, xx. ("xx"), Solely As Nominee For Popular Financial Services, xx.
The combined annual taxes for the year of 2017-2018 have been paid in the total amount of $xxxe annual combined taxes for the year of 2019 have been delinquent in the amount of $xxxch were due on xx/xx/2020 and good through till xx/xx/2020.
The annual combined taxes for the year of 2018 have been delinquent in the amount of $xxxhich were due on xx/xx/2019 and good through till xx/xx/2020.
The review of payment history shows that the borrower has been delinquent for 13 months and next due date for the payment is xx/xx/2018. The last payment was unable to determine the amount of $xxx for the due date of xx/xx/2018. The UPB is reflected in the amount of xx till the due date of xx/xx/2018.	Collections Comments:According to servicing comments, the loan is in active foreclosure. The foreclosure was initiated. As per seller tape data the file was referred to attorney on xx/xx/2019. However as per comment dated xx/xx/2020, the foreclosure sale was scheduled and put on hold due to pending UW decision. No further information has been found regarding foreclosure.
The review of payment history shows that the borrower has been delinquent for 13 months and next due date for the payment is xx/xx/2018. The last payment was unable to determine the amount of $xxx for the due date of xx/xx/2018. The UPB is reflected in the amount of xx till the due date of xx/xx/2018.
No information was pertaining to bankruptcy has been found.
The reason for default as per servicing comment is a reduction of income.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated. As per seller tape data the file was referred to attorney on xx/xx/2019. However as per comment dated xx/xx/2020, the foreclosure sale was scheduled and put on hold due to pending UW decision. No further information has been found regarding foreclosure.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the late fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
Late Fees Test: FAIL 5.000% 4.000% +1.000%
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx.
The gap assignment is from xx Finance a Division of  xx to xx xx, xx., its successors and assigns. It, should be xx xx, xx., its successors and assigns to xx. However, the current chain of assignment from The xx of xx to U.S. xx xxx recorded on xx/xx/2019.
 No judgment and liens were open against the borrower.
City annual taxes for the year of 2019W have been paid on xx/xx/2020 in the amount of $xxxty annual taxes for the year of 2019S have been paid on xx/xx/2019 in the amount of $xxx prior delinquency taxes are found.
According to the payment history as of xx/xx/2020, the borrower has been delinquent for 4 month and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2019. The current balance reflected as per the payment history is in the amount of xx.	Collections Comments:According to the servicing comments, the loan is in bankruptcy. According to the payment history as of xx/xx/2020, the borrower has been delinquent for 4 month and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2019. The current balance reflected as per the payment history is in the amount of xx.
The reason for the default is unable to be determined. No comments have been found regarding the occupancy in the comment history. No BPO/inspection has been provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx report, the borrower xx filed bankruptcy chapter-13 with case # xx on xx/xx/2016. The chapter 13 plan was confirmed on xx/xx/2017. Under confirmed chapter-13 debtor was supposed to pay the trustee the amount of $xxxr 60 months. The Proof of Claim filed on xx/xx/2017. The total amount of claim is xx and the amount of arrearage is $xxx07. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx.	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prepayment term test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test.

The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "The Right of Rescission is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx.
The chain of assignment has not been completed. The last assignment is from xx xx, xx. Acting Solely As Nominee For xx to xx Of xx As Trustee For xx,xx Pass-Through Certificate Series 2004-1 as it should be with xx xx.
No active judgments or liens found.
1st and 2nd  installment  of Town jurisdiction taxes of 2019 has been paid in the amount of $xxx
According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 12 months. The last payment was received date is unavailble. The payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the servicing comments, the loan is in bankruptcy. According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 12 months. The last payment was received date is unavailble. The payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx. This modification agreement was made between Lender xx, xx and Borrower xx and xxx on xx/xx/2011. As per the modified term, the new principal balance is xx. The borrower promises to pay $xxx monthly with a modified interest rate of 7.150 % beginning from xx/xx/2012 with a maturity date of xx/xx/2033. The modification has a ballon provision.As per seller tape data the foreclosure was initiated in the loan by referring to attorney on xx/xx/2019. However the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2019. According to the xxx, the borrower xx had filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2019. The debtor had filed the chapter 13 plan on xx/xx/2019 which was recorded on xx/xx/2019. According to the plan, the debtor sxxpay to the trustee $xxx00 for 60 months. The creditor had filed the POC on xx/xx/2019, with the secured claim amount of xx and the arrearage amount of $xxxe schedule D of xxx dated xx/xx/2019, shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is $xxxre is no comment indicating a cram-down.

Update:
As per the servicing comment dated xx/xx/2024, the borrower filed for bankruptcy under Chapter 13 case # xx. The bankruptcy is active or not. No more evidence is available regarding current bankruptcy status.

Foreclosure Comments:As per seller tape data the foreclosure was initiated in the loan by referring to attorney on xx/xx/2019. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2019.
Bankruptcy Comments:According to the xxx, the borrower xx had filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2019. The debtor had filed the chapter 13 plan on xx/xx/2019 which was recorded on xx/xx/2019. According to the plan, the debtor sxxpay to the trustee $xxx00 for 60 months. The creditor had filed the POC on xx/xx/2019, with the secured claim amount of xx and the arrearage amount of $xxxe schedule D of xxx dated xx/xx/2019, shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is $xxxre is no comment indicating a cram-down.	This modification agreement was made between Lenderxx and Borrower xx on xx/xx/2011. As per the modified term, the new principal balance is xx. The borrower promises to pay $xxx monthly with a modified interest rate of 7.150 % beginning from xx/xx/2012 with a maturity date of xx/xx/2033. The modification has a ballon provision.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "GSE (Based on xx Lender Announcements and Lender Letters)
This loan failed the predatory lending guidance test due to one or more of the following findings: FAIL
The loan failed the allowable points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences.

GSE (Based on Freddie Mac Guide Bulletins and Industry Letters)
This loan failed the predatory lending guidance test due to one or more of the following findings: FAIL
The loan failed the points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Michigan State. The following required state disclosures are missing from the loan file.
1. MI Borrower's Bill of Rights
2. MI Consumer Caution and Homeownership Counseling Notice
3. Choice of Insurance Agent"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx.
There is junior xx was originated on xx.xx.
No active liens and judgments have been found against the borrower and subject property.
The chain of assignment has been incomplete. Currently, the assignment is from xx, xxx as trustee for xx amortizing residential collateral trust xx pass-through certificates, series 2002-BC8 to xx FKA option one xx which was recorded on xx/xx/2018. The assignment is missing to NRZ.
Combined annual taxes for the year of 2019 have been paid in the amount of $xxxx/xx/2019.
No, any prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 5 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxxinterest rate is 3.250%.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxxinterest rate is 3.250%. The loan was modified thrice since origination. The borrower has been making payment as per the modification agreement which was made on xx/xx/2015 between the borrower “xx” and lender “xx”. As per the modified terms, the new principal balance is xx. The principal forgiven amount is xx. The interest bearing amount is xx and deferred amount is xx. The borrower has promised to pay in the amount of P&I is $xxxinterest rate is 3.250% beginning on xx/xx/2015. The new maturity date is xx/xx/2032. The balloon payment is reduce the deferred principal balance in the three equal installments of xx. The principal forgiven amount exceeds 2% of modified balance. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The POC was filed by creditor xx xx, xxx on xx/xx/2018 for the secured claim amount is xx and arrearage amount is xx. However, the POC deadline dated on xx/xx/2019. The chapter 13 plan was filed on xx/xx/2018 was confirmed on xx/xx/2019. The debtor has promised to pay for trustee in the amount of $xxxmonth for 36 months. The notice of xx payment change was filed on xx/xx/2020. The order on Motion for relief from stay was filed on xx/xx/2019. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx the comment dated xx/xx/2020, the subject property is owner occupied. The reason for default is unable to be determined. According to the comment dated xx/xx/2019, the subject property had damages. The amount to repair the property is unable to be determined. As per the comment dated xx/xx/2020, the need 90% of the repairs and the follow up letter has been sent on xx/xx/2019. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages. No details have been found regarding the insurance claim.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The POC was filed by creditor xx on xx/xx/2018 for the secured claim amount is xx and arrearage amount is xx. However, the POC deadline dated on xx/xx/2019. The chapter 13 plan was filed on xx/xx/2018 was confirmed on xx/xx/2019. The debtor has promised to pay for trustee in the amount of $xxxmonth for 36 months. The notice of xx payment change was filed on xx/xx/2020. The order on Motion for relief from stay was filed on xx/xx/2019. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx	The loan was modified thrice since origination. The borrower has been making payment as per the modification agreement which was made on xx/xx/2015 between the borrower “xx” and lender “xx”. As per the modified terms, the new principal balance is xx. The principal forgiven amount is xx. The interest bearing amount is xx and deferred amount is xx. The borrower has promised to pay in the amount of P&I is $xxxinterest rate is 3.250% beginning on xx/xx/2015. The new maturity date is xx/xx/2032. The balloon payment is reduce the deferred principal balance in the three equal installments of xx. The principal forgiven amount exceeds 2% of modified balance.	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan files. However, the values are updated form the initial application located on "xx". Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia State. The following required state disclosures are missing from the loan file. 1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom) 2. Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:

According to the review of updated title as of xx/xx/2020, The subject xx originated on xx.
The chain of assignment is not complete as the current assignee is xx , Missing the assignment to xx.
Active judgments or liens found
There is a HOA lien recorded on 08/xx/20119 in the amount of $xxxthe favor of xx.
The combined tax  2nd installment is due in the amount of $xxxhe utilities for 2nd installment is due in the amount of $xxxfor the due date of xx/xx/2020.
According to the review of payment history as of xx/xx/2020, the current UPB is xx. The last payment was made on xx/xx/2020 in the amount of $xxx. The borrower is making payments as per the xx. The borrower is 27 month behind his regular payment. The next due date to pay is xx/xx/2017.	Collections Comments:As per the collection comments the loan is in Collections.
As per comment dated xx/xx/2020 final modification agreement was sent to borrower.
No post close foreclosure activity has been found in the comments.
According to the review of payment history as of xx/xx/2020, the current UPB is xx. The last payment was made on xx/xx/2020 in the amount of $xxx. The borrower is 27 month behind his regular payment. The next due date to pay is xx/xx/2017.
Borrower filed chapter 13 bankruptcy on xx/xx/2017 and the plan was confirmed on xx/xx/2017 and the case has been dismissed on xx/xx/2019.
The loan modification agreement was made on xx/xx/2008 between xx (borrower) andxx (servicer/lender) The new principal balance amount is xx to be paid at the rate of interest  3.95% and P&I of $xxx from xx/xx/2008.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor had filed the bankruptcy under chapter 13 with case #xx on xx/xx/2017. The POC was filed by the subject creditor on xx/xx/2017. The plan was confirmed on xx/xx/2017. Per the confirmed plan the debtor will pay to the trustee in the amount of $xxx for next 50 months. However, the Bankruptcy case was dismissed on xx/xx/2019 and gets fully terminated on xx/xx/2019.	The loan modification agreement was made on xx/xx/2008 between xx (borrower) andxx (servicer/lender)
The new principal balance amount is xx to be paid at the rate of interest  3.95% and P&I of $xxx from xx/xx/2008.
Affiliated Business Disclosure xx Insurance Notice of Servicing Transfer	3: Curable	* Lost Note Affidavit (Lvl 3) "A Lost Note affidavit found in the loan file at (8010225863_Closing_2052_1296001892), Which states that The Original Note has been misplaced and/Or Lost. Copy of original Note is available in the loan file."	* MI, FHA or MIC missing and required (Lvl 2) "This is conventional loan with LTV of 95%. Required MI Certificate is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The service transfer disclosure is missing in the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm the operative index value due to missing documents."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing in the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx.
There is junior xx was originated on xx.xx which was recorded on xx.xxhe chain of assignment has been incomplete. Currently, the assignment is from xx F/xx/A option one xx to xx, as trustee for xx, trust 2004-OPI xx Pass-through certificates, series 2004-OPI which was recorded on xx/xx/2014. The assignment is missing to NRZ.
There are two senior civil judgments against the borrower, first with the favor of xx Do for the amount of $xxx was recorded on xx/xx/2001 and second with the favor of xx for the amount of $xxx was recorded on xx/xx/2001.
There is junior civil judgment against the borrower with the favor of xx for the amount of $xxx was recorded on xx/xx/2008.
There are three state tax liens against the borrower with the favor of xx for the total amount of xx which was recorded on xx/xx/2012, xx/xx/2009 and xx/xx/2011.
There are two junior child support lien against the borrower , first with the favor of xx for the amount of $xxx was recorded on xx/xx/2012 and second with the favor of xx for the amount of xx which was recorded on xx/xx/2002.
There is one senior child support lien against the borrower with the favor of xx for the amount of xx which was recorded on xx/xx/2020.
First and second installments of combined taxes for the year of 2020 have been paid in the amount of $xxx/xx/2019 and due in the amount of $xxx/xx/2019.
Third and fourth installments of Combined taxes for the year of 2019 have been paid in the amount of $xxx/xx/2019 and $xxx/xx/2019.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 17 months and the next due date is xx/xx/2018. The last payment was received in the amount of $xxxh was applied for the due date of xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxxinterest rate is 2.000%.	Collections Comments:The loan is currently in the bankruptcy. The next due date is xx/xx/2018. The last payment was received in the amount of $xxxh was applied for the due date of xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxxinterest rate is 2.000%. The loan was modified. According to the Lis pendens document located on “xx”, the foreclosure was initiated in 2008 with the case# xx and the complaint was filed on xx/xx/2008. The Lis pendens document located on “xx”, the foreclosure was re-initiated in 2009 with the case# xx and the complaint was filed on xx/xx/2009. The Lis pendens document located on “xx”, the foreclosure was again initiated in 2011 with the case# xx and the complaint was filed on xx/xx/2011. As per the Lis pendens document located on “xx”, the foreclosure was again initiated in 2018 with the case# xx and the complaint was filed on xx/xx/2018. The loan was modified on xx/xx/2011 and xx/xx/2013. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2019.However, we are unsure about the outcome of the foreclosure complaint which was filed on xx/xx/2008 and xx/xx/2009. Also, the de-acceleration letter is not available in the loan file. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The POC was filed by creditor xxx xx xxx on xx/xx/2019 for the secured claim amount is xx and arrearage amount is xx. However, the POC deadline dated on xx/xx/2019. The chapter 13 plan was filed on xx/xx/2019. The modified chapter 13 plan was filed on xx/xx/2019 and the plan was confirmed on xx/xx/2020. The debtor has promised to pay for trustee in the amount of $xxx60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. The subject property and the reason for default is unable to be determined. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Foreclosure Comments:According to the Lis pendens document located on “xx”, the foreclosure was initiated in 2008 with the case# xx and the complaint was filed on xx/xx/2008. The Lis pendens document located on “xx”, the foreclosure was re-initiated in 2009 with the case# xx and the complaint was filed on xx/xx/2009. The Lis pendens document located on “xx”, the foreclosure was again initiated in 2011 with the case# xx and the complaint was filed on xx/xx/2011. As per the Lis pendens document located on “xx”, the foreclosure was again initiated in 2018 with the case# xx and the complaint was filed on xx/xx/2018. The loan was modified on xx/xx/2011 and xx/xx/2013. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2019.However, we are unsure about the outcome of the foreclosure complaint which was filed on xx/xx/2008 and xx/xx/2009. Also, the de-acceleration letter is not available in the loan file.
Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The POC was filed by creditor xx on xx/xx/2019 for the secured claim amount is xx and arrearage amount is xx. However, the POC deadline dated on xx/xx/2019. The chapter 13 plan was filed on xx/xx/2019. The modified chapter 13 plan was filed on xx/xx/2019 and the plan was confirmed on xx/xx/2020. The debtor has promised to pay for trustee in the amount of $xxx60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx.	The loan was modified twice since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2013 between the borrower "xx" and lender "xx”. As per the modified terms, the new principal balance is xx with the deferred principal balance is xx and the interest bearing principal balance is xx. The principal forgiven amount is xx. The borrower has promised to pay the in the amount of $xxx the interest rate of 2.000% beginning on xx/xx/2013 till maturity date of xx/xx/2034. The balloon payment is payable pull on xx/xx/2034.The principal forgiven amount exceeds 2% of modified balance.	Affiliated Business Disclosure Credit Application Missing Required Disclosures Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is avaialble in the loan files.However, the values are updated by the hand written."
* Application Not Signed by All Borrowers (Lvl 2)     "Final application is avaialble in the loan files.However, the values are updated by the hand written."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test.

The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a xx broker sxxhave the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee.

Prohibited Fees Test: FAIL The loan data is $xxx comparison data is  $xxx the variance is +$xxxissing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
1. NJ Application Disclosure
2. Delivery Fee Authorization
3. NJ Attorney Disclosure
4. Unacceptability of Insurance Notice
5. Attorney Disclosure II
6. Tax Bill Information
7. Private Well Testing
8. Lock-In Agreement
9. Commitment Disclosures
10. Choice of Insurer Disclosure
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the loan files."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Updated title report as of xx/xx/2020 shows that the subject xx is on 2nd lien position. Subject xx was originated on xx.xx with xx.
Chain of assignment is completed as current assignee isxxxxx xxx.
There is a senior xx in the amount of xx recorded on xx/xx/1993 with xx.
There is a junior civil judgment in the amount of $xxxhere are two junior State Tax liens in the total amount of $xxx.
Annual estimated tax is $xxx	Pay history as of xx/xx/2020 shows that the loan is in delinquency for more than 19 months. The last payment was received on xx/xx/2018 in the amount of $xxxh was applied for the due date of xx/xx/2018. Next due date is xx/xx/2018. The current UPB is xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is in delinquency for more than 19 months. The last payment was received on xx/xx/2018 in the amount of $xxxh was applied for the due date of xx/xx/2018. Next due date is xx/xx/2018. The current UPB is xx.
xx had filed BK chapter 13 with case # xx on xx/xx/2018. POC was filed on xx/xx/2018 with POC amount xx and arrearage $xxxr the case got dismissed on xx/xx/2018 and terminated on xx/xx/2019.
No evidence of post-closing foreclosure has been found. Borrower intention is to retain the property.  No evidence of damage or repair on subject property has been found. It seems property is in good condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:xx had filed BK chapter 13 with case # xx on xx/xx/2018. POC was filed on xx/xx/2018 with POC amount xx and arrearage $xxxr the case got dismissed on xx/xx/2018 and terminated on xx/xx/2019.	The loan modification agreement has been made between borrower and lender effective from xx/xx/2018. As per MOD the borrower agreed to pay the loan with fixed interest rate of 2.000 % and P&I of $xxxw modified principal balance is xx which includes the deferred balance of $xxxis a balloon provision with balloon payment of xx which is due at maturity date.
Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan is failing GAFLA 3/2003 High Cost Home Loan Points and Fees Threshold Test. Total fees charged is $xxxallowed is $xxxever it is over charged by $xxxative claims can be made within 5 years of the closing and that the Note date is xx/xx/2004. SOL has been expired.
Fees Included-
xx Broker Fee (Direct) $xxxication Fee $xxxessing Fee $xxxrwriting Fee $xxxing Fee $xxx Res Fee $xxxorney's Fee $xxxe Courier Fee $xxxnding, Wire, or Disbursement Fee $xxxbordination Recording Fee $xxxx Prepayment Penalty Amount $xxxomplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for TILA APR Test.
Loan data 0.000% comparison data 9.379% hence the variance is -9.379%
Final TIL is missing from the loan file. APR considered 0.00% to test CE."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow accounting disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at origination is missing from the loan file."
* Note has LIBOR Index with Replacement Clause (Lvl 2)     "ARM note have replacement clause."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00.
No active liens and judgments have been found against the borrower and subject property.
The chain of assignment has been incomplete. Currently, the assignment is from xx F/xx/A option one xx to xx, xx as trustee for  xx. trust 2004-OPI, xx Pass-through certificates, series 2004-OPI which was recorded on xx/xx/2013.
First and second installments of combined taxes for the year of 2020 have been paid in the amount of $xxxxx/xx/2020 and due in the amount of $xxxxx/xx/2020.
Third and fourth installments of combined taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019 and $xxxxx/xx/2019.
No, any prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 7 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx75 which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 3.375%.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx75 which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 3.375%. The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2016 between the borrower "xx" and lender "xx, xx”. As per the modified terms, the new principal balance is xx. The borrower has promised to pay the in the amount of $xxx with the interest rate of 3.375% beginning on xx/xx/2016 till maturity date of xx/xx/2034. The Balloon payment is in the amount of xx. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2017. The POC was filed by xx on xx/xx/2017 for the secured claim amount is xx and arrearage amount is $xxxwever, the POC deadline dated on xx/xx/2017. The chapter 13 plan was filed on xx/xx/2017 was confirmed on xx/xx/2019. The debtor has promised to pay for trustee in the amount of $xxx for 42 months. The length of plan is 60 months. The BNC chapter 13 plan was filed on xx/xx/2018. The notice of xx payment change was filed on xx/xx/2018. The order on Motion for relief from stay was filed on xx/xx/2018. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx00. The foreclosure was not initiated. As per the comment dated xx/xx/2020, the subject property is owner occupied. The reason for default is unable to be determined. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2017. The POC was filed by creditor xx on xx/xx/2017 for the secured claim amount is xx and arrearage amount is $xxx68. However, the POC deadline dated on xx/xx/2017. The chapter 13 plan was filed on xx/xx/2017 was confirmed on xx/xx/2019. The debtor has promised to pay for trustee in the amount of $xxx for 42 months. The length of plan is 60 months. The xx chapter 13 plan was filed on xx/xx/2018. The notice of xx payment change was filed on xx/xx/2018. The order on Motion for relief from stay was filed on xx/xx/2018. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx00.	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2016 between the borrower "xx" and lender "xx”. As per the modified terms, the new principal balance is xx. The borrower has promised to pay the in the amount of $xxx with the interest rate of 3.375% beginning on xx/xx/2016 till maturity date of xx/xx/2034. The Balloon payment is in the amount of xx.	Affiliated Business Disclosure Credit Application Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.

This loan failed the TILA APR test.

This loan failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test.

The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a xx broker sxxhave the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee.

Prohibited Fees Test: FAIL 412.60 $xxx$xxx60"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Finance Charge Test: FAIL The loan data is xx, the compariosn data is xx and the variance is -$xxx75

This loan failed the TILA APR test.
The annual percentage rate (APR) is 10.318%. The disclosed APR of 10.073% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

TILA APR Test: FAIL The loan data is 10.073%, the comparison data is 10.318% and the variance is -0.245%."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required Disclosures (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
1. NJ Application Disclosure
2. Delivery Fee Authorization
3. NJ Attorney Disclosure
4. Unacceptability of Insurance Notice
5. Attorney Disclosure II
6. Tax Bill Information
7. Private Well Testing
8. Lock-In Agreement
9. Commitment Disclosures
10. Choice of Insurer Disclosure
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with Popular Financial Services, xx recorded on xx/xx/2002 with the instrument# xx.

The chain of xx assignment has not been completed. Currently, the xx assignment is with The xx of xx. It should be with U.S xx recorded on xx/xx/2019.

There is a junior xx open against the subject property originated xx/xx/2004 in the amount of $xxxld by xx recorded on xx/xx/2004 with the instrument# xx.

There is another junior xx open against the subject property originated xx/xx/2019 in the amount of xx held by xx recorded on xx/xx/2019 with the instrument# xx.

There is an active judgment against borrower in the total amount of $xxxd by State of NC recorded on xx/xx/2002.

The annual combined taxes have been paid in the total amount of $xxxxx/xx/2019 for the year of 2019.
As per review of payment history as of xx/xx/2020, borrower is delinquent for 1 month. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2020 in the amount of $xxx with the interest rate of 2.00%.The current unpaid principal balance is in the amount of xx.	Collections Comments:As per servicing comments the loan is currently in active bankruptcy. As per review of payment history as of xx/xx/2020, borrower is delinquent for 1 month. The next payment is due on xx/xx/2019. The last P&I payment was received on xx/xx/2020 in the amount of $xxx with the interest rate of 2.00%.The current unpaid principal balance is in the amount of xx.

The borrowers have filed Bankruptcy under chapter-13 on xx/xx/2014 with case#xx. The POC was filed on xx/xx/2015 with claim in the amount of xx with arrears in the amount of xx.  The plan was filed on xx/xx/2014. The modified plan was filed on xx/xx/2015 which was confirmed on xx/xx/2015.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx xx  (Debtor) and xx  (Joint Debtor) have filed Bankruptcy under chapter-13 on xx/xx/2014 with case#xx. The POC was filed on xx/xx/2015 with claim in the amount of xx with arrears in the amount of $xxx41.  The plan was filed on xx/xx/2014. The modified plan was filed on xx/xx/2015 which was confirmed on xx/xx/2015.  As per plan the subject claim has been secured and borrower has to contract payment in the amount of $xxx to subject creditor. The plan was modified after confirmation on xx/xx/2019. The loan is currently in active bankruptcy. As per Notice of Final Cure payment dated xx/xx/2020, the amount of xx disbursed to the Creditor representing post-xx xx
payments for the months January 2015 through November 2019.	The loan was modified on xx/xx/2013. As per agreement the new principal balance is in the amount of xx. The borrower had promised to P&I payment in the amount of $xxx with the interest rate of 2.00% which was started on xx/xx/2013. The maturity date of agreement is xx/xx/2033.	Affiliated Business Disclosure Missing Dicsloures Missing Required State Disclosures	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per loan application the total income of borrower is in the amount of $xxx58 out of which the total debt for DTI is in the amount of $xxx57. Hence The DTI is 72.172%."
* Missing Required Disclosures (Lvl 2)     "Settlement Services Providers List (SSPL) disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in “North Carolina” State. The following disclosures are missing in the loan file.
1) Amortization Schedule Disclosure
2)  Credit Property Insurance Disclosure
3) Fee Agreement
4) Priority of Security Instrument Disclosure
5) Attorney Selection Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "This is conventional ARM loan. The Operative index value is unable to be determined from supportive documents available in the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missin from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, in favor ofxx. recorded in Book/Page# xx.
The chain of assignment has not been completed. The assignment from xx Trust Company Americas, as trustee forxx Loan Asset Backed Certificates, Series 2002-2 to “NRZ/ xx/ xx xx” is missing.
No active mortgages, liens, and judgments have been found.
No prior year delinquent taxes have been found.
Annual xx taxes of 2020 are due in the amount of $xx.	As per the review of payment history as of xx/xx/2020, the borrower is delinquent with a loan for 8 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2019. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 8.750%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per the payment history as of xx/xx/2020, the borrower is delinquent with a loan for 8 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2019. The current UPB reflected as per the payment history is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
The reason for default, subject property occupancy is not mentioned in collections comments.
No foreclosure details are available from the loan file or collections comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower “xx” had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2018 with secured claim in the amount of xx and the arrearage amount of $xxxe plan was confirmed on xx/xx/2019.The debtor sxxpay the trustee $xxx00 for 60 months under Chapter 13. There is no comment indicating a cram-down. The date of last filing is xx/xx/2020.	Not Applicable	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative Index Value at the time of origination is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. The chain of assignment is incomplete as the subject xx is currently assignee with the, “xx, as Trustee for, xx Securities xx. Asset-Backed Pass-Through Certificates, Series 2004-IA1, Under the Pooling and Servicing Agreement Dated September1, 2004” instead of “NRZ”. There is an active IRS lien against the borrower in the amount of xx which was recorded on xx/xx/2010 in the amount of xx in favor of IRS. There are three active state tax liens against the borrower in the total amount of $xxxh was recorded on multiple dates in favor of xx. 1st installment of xx tax for the year of 2018 is delinquent which was due on xx/xx/2019 in the amount of $xxx it is good through on xx/xx/2020. 2nd installment of xx tax for the year of 2018 is delinquent which was due on xx/xx/2019 in the amount of $xxxit is good through on xx/xx/2020. 1st installment of xx tax for the year of 2017 is delinquent which was due on xx/xx/2018 in the amount of $xxx it is good through on xx/xx/2020. 2nd installment of xx tax for the year of 2017 is delinquent which was due on xx/xx/2018 in the amount of $xxxand it is good through on xx/xx/2020. 1st installment of xx tax for the year of 2016 is delinquent which was due on xx/xx/2017 in the amount of $xxx it is good through on xx/xx/2020. 2nd installment of xx tax for the year of 2016 is delinquent which was due on xx/xx/2017 in the amount of $xxx it is good through on xx/xx/2020. 1st installment of xx tax for the year of 2015 is delinquent which was due on xx/xx/2016 in the amount of $xxx it is good through on xx/xx/2020. 1st installment of xx tax for the year of 2019 is past due under 30 days which was due on xx/xx/2020 in the amount of $xxx it is good through on xx/xx/2020.	Review of the payment history provided from xx/xx/2019 to xx/xx/2020 reveals that borrower has been the delinquent for 6 months. The last payment was received in the amount of $xxx on xx/xx/2020 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 7.500%.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower has been the delinquent for 6 months. The last payment was received in the amount of $xxx on xx/xx/2020 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 7.500%.
Borrower has filed bankruptcy under chapter 13 case# xx. POC was filed on xx/xx/2018 which shows that the amount of secured claim is xx and the amount of arrearage is xx. Debtor has filed amended chapter 13 plan on xx/xx/2018 which states that the debtor sxxpay $xxx per month for 60 month(s) and debtor will cure the subject arrears which is in the total amount of xx through plan. Order Confirming Plan was filed on xx/xx/2018 which shows that the debtor amended chapter 13 plan is hereby confirmed. Currently debtor is in active bankruptcy.
As per collection comments the subject property has been occupied by the owner and is in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter 13 case# xx. POC was filed on xx/xx/2018 which shows that the amount of secured claim is xx and the amount of arrearage is xx. Debtor has filed amended chapter 13 plan on xx/xx/2018 which states that the debtor sxxpay $xxx per month for 60 month(s) and debtor will cure the subject arrears which is in the total amount of xx through plan. Order Confirming Plan was filed on xx/xx/2018 which shows that the debtor amended chapter 13 plan is hereby confirmed. Currently debtor is in active bankruptcy.	Not Applicable	Affiliated Business Disclosure Missing Dicsloures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "Appraisal report at the time of origination of the loan is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "Settlement Services Providers List (SSPL) disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. The chain of assignment is not completed as the subject xx is currently assigned to “xx, as Trustee for, xx Securities xx. Asset Backed Pass-Through Certificates, Series 2004- IA1, Under the xx” instead of “NRZ, xx, xx xx”.
No active liens and judgment have been found on updated title report.
Annual xx tax for the year of 2019 has been paid on xx/xx/2020 in the amount of $xxx	Review of the payment history provided from xx/xx/2019 to xx/xx/2020 reveals that borrower has been the delinquent for 24 month. The last payment was received in the amount of $xxx which was applied for the due date of xx/xx/2018. The next due date is xx/xx/2018. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 3.250%.	Collections Comments:The subject loan is in active foreclosure. Review of the collection comments states that the borrower has been the delinquent for 24 month. The last payment was received in the amount of $xxx which was applied for the due date of xx/xx/2018. The next due date is xx/xx/2018. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 3.250%.
Loan modification agreement was made between the borrower and Lender on xx/xx/2016. The new modified rate is 3.250% and borrower promises to pay P&I in the amount of $xxx which was begun on xx/xx/2016. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2034. Reason for Modification is Financial Hardship.
Review of the collection comments and available documents, foreclosure was initiated and compliant was filed on xx/xx/2018. There is no information regarding the foreclosure in the available servicing comments.
As per collection comments subject property has been occupied by the owner and is in average condition.
Foreclosure Comments:Review of the collection comments and available documents, foreclosure was initiated and compliant was filed on xx/xx/2018. There is no information regarding the foreclosure in the available servicing comments.
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and Lender on xx/xx/2016. The new modified rate is 3.250% and borrower promises to pay P&I in the amount of $xxx which was begun on xx/xx/2016. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2034. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure HUD-1 Closing Statement Missing Dicsloures Notice of Servicing Transfer Origination Appraisal Prepayment Penalty Rider	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from loan file. But, Estimated HUD-1 is available in the loan file which is located at "7142506372_Closing_2047_1355866355 pg#23" and all the fees are captured from it ti run the compliance."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination of the loan is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "Settlement Services Providers List (SSPL) disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Prepayment Rider Missing (Lvl 2)     "Prepayment Rider is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file"
								* Settlement date is different from note date (Lvl 2) "As per estimated estimated HUD the settlement date is xx/xx/2003 which is after the note date."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:

As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx, with xx Company, xx. With Book/Page# xx.
 The chain of assignment has not been completed. Currently, the xx is with xx, As Trustee For xx., Asset-Backed Pass-through Certificates, and Series 2003- W9 which was recorded on xx/xx/2014, with Book/Page# xx, However it should be with NRZ.
There is a civil judgment active against borrower xx in the favor of xx, in the amount of $xxxas recorded on xx/xx/2013 with Instrument# xx.
There is a credit judgment active against borrower xx in the favor of  xx, in the amount of $xxxas recorded on xx/xx/2019 with Instrument# xx.
1st and 2nd installment city taxes for the year of 2019 have been paid in the amount of $xxxAnnual Utilities charges for the year of 2019 have been delinquent in the amount of $xxxh was good through till xx/xx/2020, which exceeds 4% of loan amount.
As per the review of the payment history, the borrower has been delinquent for 12 months and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2019. The UPB is xx. The P&I is $xxxPITI is $xxx	Collections Comments:The loan is currently in bankruptcy and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2019. The borrower xx had filed for bankruptcy under chapter-13 with the case #xx on xx/xx/2018. The plan was confirmed on xx/xx/2019. The reason for default is curtailment of income. No comment found regarding active foreclosure. The subject property has been occupied by the owner. The loan is modified twice since origination.
No damage has been found in collection comment.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case #xx on xx/xx/2018. The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is $xxx the amended chapter 13 plan filed on xx/xx/2019, the debtor sxxpay the trustee the amount of $xxx40 months and $xxx60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is $xxxhe plan was confirmed on xx/xx/2019.	According to the loan modification agreement, the loan was modified on xx/xx/2017 between the borrower xx (Servicer). The new modified principal balance as per modification is in the amount of xx with interest rate starting at 3.250 % and the borrower promises to pay P&I in the amount of $xxxinning from xx/xx/2017. The deferred balance amount is $xxxinterest bearing is xx. The maturity date as per modification is xx/xx/2034.
The modification contains balloon provision in the amount of xx. The loan was modified twice.
Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	4: Unacceptable	* ComplianceEase State/Local Predatory Test Failed (Lvl 4) "MD Credit Regulations Covered Loan Points and Fees Threshold Test: FAIL Charged $xxxowed $xxx by+$xxxDoes not have provision of Assignee Liability.

This loan failed the points and fees threshold test due to one of the following findings: ( MD HB 649 , Md. Code Ann., Com. Law §12-124.1(a)(2))
The latest available closing date (or date creditor received application) is on or after xx/xx/2003 and the date creditor received application is before xx/xx/2014, and the total points and fees, as defined in HOEPA (Section 32), payable by the consumer at or before loan closing exceed the greater of 7% of the total loan amount, as defined in HOEPA (Section 32).

Loan Origination Fee : $xxxessing Fee : $xxxrwriting Fee : $xxxnistration Fee : $xxxd Determination - Life of Loan Fee : $xxxRelated Service Fee : $xxxlement / Closing / Escrow Fee : $xxx	* ComplianceEase TILA Test Failed (Lvl 2) "TILA Finance Charge Test: FAIL xx -$xxxA Foreclosure Rescission Finance Charge Test: FAIL xx -$xxx loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxloan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR
§226.23(h) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxxSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maryland State. The following required state disclosures are missing from the loan file.

1. Affidavit of Consideration
2. Affidavit of Disbursement
3. First Time Buyers Affidavit
4. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5. Balloon Payment
6. No Escrow Account
7. Mandatory Binding Arbitration Disclosures
8. Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the available loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form Disclosure is missing from the loan file."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2020 the subject xx was originated on xx.00, with xx xx Company, xx.
The chain of assignment has not been completed. The last assignment is from xx xx Company, xx to xx, As Trustee Of xx Securities xx. recorded on xx/xx/2009.The latest assignment is with xx xx.
The chain of assignment has been completed.
There are three civil judgments against the borrower xx total in the amount of $xxx17 in the favor ofxx., a xx which were recorded on xx/xx/2010 and xx/xx/2011.
Annual xx taxes for the year of 2019 have been paid in the amount $xxx prior year delinquent taxes have been found.

According to the payment history as of xx/xx/2020, the borrower has been delinquent for 20 months and the next due date for payment is xx/xx/2018. The last payment received date is unable to be determined. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in Collections and next due date for the payment is xx/xx/2018.
According to the payment history as of xx/xx/2020, the borrower has been delinquent for 20 months and the next due date for payment is xx/xx/2018. The last payment received date is unable to be determined. The UPB reflected as per the payment history is in the amount of xx.
The borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2018. The case was dismissed on xx/xx/2019 and terminated on xx/xx/2019.
The reason for default is unable to be determined.
As per the servicing comment, the subject property has been occupied by the owner. No damages or repairs are found.

Foreclosure Comments:As per  seller's tape data the foreclosure was referred to attorney on xx/xx/2017.The lis pendens was filed on xx/xx/2018 which is located at "xx".However, the foreclosure was put on hold as the borrower had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2018.
Bankruptcy Comments:The borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2018.The POC was filed on xx/xx/2018.The amount of secured claim is xx and the amount of arrearage is xx.The plan was confirmed on xx/xx/2018.The case was dismissed on xx/xx/2019 and terminated on xx/xx/2019.	This loan modification agreement was made between (borrower) xx and (Lender)xx, on xx/xx/2016.The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 3.250% and new P&I in the amount of $xxx beginning from xx/xx/2016 till the maturity date xx/xx/2034.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures xx Insurance	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Acct Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "According to the review of the loan file, this is a conventional loan with the LTV 85.00% .However, MI certificate is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing from the loan file.
1. Title Insurance Disclosure
2. Radon Gas Disclosure
3. Insurance Sales Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable

According to updated title report dated xx/xx/2020 the subject xx was originated on xx. The chain of assignment is not  complete. currently the assignment is with xx. we need xx xx.

According to updated title report dated xx/xx/2020 There is no active judgments and liens against the borrower and on Property.

2019 combined annual taxes are Due in the amount of $xxx No prior years delinquent taxes have been found pending.
The payment history dated xx/xx/2020 shows that the borrower is delinquent for 33 months and next payment due date is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for the due date of xx/xx/2017. The current UPB is in the amount of xx.	Collections Comments:Currently the loan is in collections
Modification No evidences found in the loan file and  the latest 24 months servicing comments regarding current or prior loan modification No further evidences available in the last 24 months servicing comments regarding whether borrower made all the plan payments.
The borrower is delinquent for 33 months and next payment due date is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for the due date of xx/xx/2017. The current UPB is in the amount of xx.
Borrower had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018 and Poc Was Filed on xx/xx/2019 with secure amount of xx, Unsecure amount of $xxxnd Arrearage amount of xx and Bankruptcy was dismissed on xx/xx/2019 and was Terminated on xx/xx/2019.
2019 combined annual taxes are Due in the amount of $xxx44 and No prior years delinquent taxes have been found pending.

Foreclosure Comments:As per updated title report page # xx foreclosure complaint was filed on xx/xx/2017. The Judgment was entered on xx/xx/2018. As per document located at “xx” foreclosure sale was scheduled for xx/xx/2018. However foreclosure proceedings were put on hold because the borrower filed bankruptcy under chapter 13, on xx/xx/2018.
Bankruptcy Comments:Borrower had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018 and Poc Was Filed on xx/xx/2019 with secure amount of xx, Unsecure amount of $xxxnd Arrearage amount of xx and Bankruptcy was dismissed on xx/xx/2019 and was Terminated on xx/xx/2019 No further details are available Bankruptcy.	Not Applicable	Affiliated Business Disclosure Credit Application Document Showing a Index Numerical Value Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Third page (signing page) of final HUD-1 is missing in the loan file."	* Application Missing (Lvl 2) "Application is missing in the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan has failed TILA APR Test and Discount Fee Test"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan has failed Discount Fee Test.

Charged $xxx80   Allowed $xxx00   Overby +$xxx"
* ComplianceEase TILA Test Failed (Lvl 2)     "“This loan failed the TILA APR test. Final TIL is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are not failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "Appraisal is missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing in the loan file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "Operative Index numarical value is unavailable in the documents provided."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing in the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing in the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per updated title report dated xx/xx/2020 the subject xx was originated on xx.00, withxx.
The chain of assignment has not been completed.The last assignment is from xx NA to xx of xx which was recorded on xx/xx/2017.The lastest assignment should be with xx xx/NRZ.
There is an active junior xx which was originated on xx., recorded on xx/xx/2003 in the amount of xx.
No active judgments or liens have been found.
Annual xx taxes for the year of 2019 have been paid in the amount $xxxnual City taxes for the year of 2019 have been paid in the amount $xxx prior year delinquent taxes have been found.

According to the payment history as of xx/xx/2020, the borrower has been delinquent for 3 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2019.The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in active Bankruptcy and next due date for the payment is xx/xx/2019.
According to the payment history as of xx/xx/2020, the borrower has been delinquent for 3 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2019.The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined.
As per the servicing comment, the subject property has been occupied by the owner. No damages or repairs are found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2017. The POC was filed on xx/xx/2017.The amount of secured claim isxx and the amount of arrearage is $xxx. The plan was confirmed on xx/xx/2017.The last filing date is xx/xx/2019.	This loan modification agreement was made between (borrower)xx and (Lender)xx, on xx/xx/2012.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 2.000% and new P&I in the amount of $xxx beginning from xx/xx/2012 till the maturity date xx/xx/2033. There is no provision for the balloon payment.
Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Brokerage/Finder Fee Test: FAIL Loan data $xxx64 Comparison data $xxx00 Variance +$xxx64
This loan failed the brokerage/finder fee test.
The xx loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the xxe Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and sxxbe grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the xxe state. The following state disclosures are missing from the loan file:
1. Placement of Insurance Disclosure
2. Availability of Title Insurance
3. TN Consent to Disclosure of Insurance Information
4. Choice of Agent/insurer
5. Insurance Solicitation/Post Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020; the subject xx was originated on xx.xxhe chain of assignment has not been completed. The last assignment was made on xx as Trustee under the xx. Trust 2004- NC1 xx Pass- Through Certificates, Series2004-NC1 which was recorded on xx/xx/2009. However, the assignment should be with xx xx."

The first junior xx on the subject property in the amount of xx in favor of xx. and it was recorded on xx/xx/2006 with Instr | Book/Page# xx.
The second junior xx on the subject property in the amount of $xxxavor of City of Vineland and it was recorded on xx/xx/2015 with Instr | Book/Page# xx.

There are two judgments against the borrower xx in the favor of xx and xx. for the total amount of $xxx was recorded on xx/xx/2003 and xx/xx/2001.

The combined first, third and fourth installment taxes for the year of 2019-2020 have been paid in the total amount of $xxx combined second installment taxes for the year of 2020 have been due in the amount of $xxx prior delinquent taxes are found.

The review of payment history as of xx/xx/2020 shows that the borrower has been delinquent for 8 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxth an interest rate of 4.700%. The UPB reflected in the payment history is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in an active bankruptcy.
The borrower has been delinquent for 8 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxth an interest rate of 4.700%. The UPB reflected in the payment history is in the amount of xx.
The borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The debtor plan was confirmed on xx/xx/2019.  The POC was filed by the creditor, “xx” for the secured claim amount of xx and an arrearage in the amount of $xxx/xx/2019.
According to the order of confirming chapter 13 plan was filed on xx/xx/2019, the debtor sxxpay the Standing Trustee, xx, the sum of $xxxa period of 57 months.

This Fixed modification agreement was made between the borrower xx  with the Servicerxx on xx/xx/2011 and the new modified principle balance is in the amount of xx in which xx is deferred. In addition, xx of the deferred principal balance is eligible for forgiveness
Unable to determine the reason for default.
According to the collection comment dated xx/xx/2020, the subject property is owner occupied. There are no comments found related to the subject property condition. Latest xxx Report is not available in the loan file.

Foreclosure Comments:The foreclosure Lis pendens document attached with the updated title report located at “xx”, the foreclosure was initiated in 2009. The complaint was filed on xx/xx/2009. No further details regarding the foreclosure proceeding for 2009.As per tape the foreclosure referred to an attorney on xx/xx/2019. As per the collection comment file located at “xx”, dated xx/xx/2019; states that the step complaint was filed on xx/xx/2019. The latest collection comment dated xx/xx/2019; the foreclosure was put on hold due to the active bankruptcy. No further details have been found regarding the foreclosure.
Bankruptcy Comments:As per xxx report, the borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The debtor plan was confirmed on xx/xx/2019.  The POC was filed by the creditor, “xx” for the secured claim amount of xx and an arrearage in the amount of $xxxx/xx/2019.
According to the order of confirming chapter 13 plan was filed on xx/xx/2019, the debtor sxxpay the Standing Trustee, xx, the sum of $xxxa period of 57 months.
The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. The bankruptcy document and the collection comment does not show cram down for the subject xx.
This Fixed modification agreement was made between the borrower xx with the Servicerxx on xx/xx/2011 and the new modified principle balance is in the amount of xx in which xx is deferred. In addition, xx of the deferred principal balance is eligible for forgiveness. The interest bearing balance is xx. The borrower promises to pay the monthly P&I of $xxx the interest rate 4.700%; beginning from xx/xx/2011, the new maturity date is xx/xx/2033.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey. However, the following required state disclosures are missing from the loan file.
1. NJ Application Disclosure
2. Delivery Fee Authorization
3. NJ Attorney Disclosure
4. The unacceptability of Insurance Notice
5. Attorney Disclosure II
6. Tax Bill Information
7. Private Well Testing
8. Lock-In Agreement
9. Commitment Disclosures
10. Choice of Insurer Disclosure
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 which was recorded on xx/xx/2003 with xx as nominee forxx. The chain of assignment is incomplete as the current assignee is with “xx of xx, xx as successor in interest to all permitted successors and assigns of the xx, as trustee for specialty underwriting and residential finance trust xx loan asset-backed certificates, series 2003-BC3”. However, current assignment should be with “xx xx.”. No active judgments or liens have been found. Annual City taxes of 2019 are delinquent in the amount of $xxxh good through date of xx/xx/2020.	Review of payment history shows that the borrower is not making payments regularly. The borrower is delinquent for more than 120 days. The last payment was received on xx/xx/2020 in the amount of $xxx that was applied for the due date of xx/xx/2019. The next payment is due on xx/xx/2019. As per payment history, the current UPB is xx.	Collections Comments:The loan is in active bankruptcy. The debtor had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2019. As per chapter 13 plan dated xx/xx/2019, the debtor sxxpay $xxx bi-weekly for 60 months to the trustee. The plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019 with POC amount of xx and amount of arrearage is $xxxforeclosure activities have been found. The borrower is not making payments regularly. The borrower is delinquent for more than 120 days. The last payment was received on xx/xx/2020 in the amount of $xxx that was applied for the due date of xx/xx/2019. The next payment is due on xx/xx/2019. The loan was modified on xx/xx/2018. No comments have been found regarding reason for default. No information has been found regarding condition and occupancy of subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx, the debtor had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2019. As per chapter 13 plan dated xx/xx/2019, the debtor sxxpay $xxx bi-weekly for 60 months to the trustee. The plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019 with POC amount of xx and amount of arrearage is $xxx	The loan modification agreement was made on xx/xx/2018 with a new principal balance of xx with fixed rate of 2.00%. The borrower promised to pay monthly P&I payment in the amount of $xxx beginning on xx/xx/2018 till the maturity date of xx/xx/2033. The amount includes an interest bearing balloon payment in the amount of xx which is due when the loan reaches maturity, sold, refinance otherwise accepted by lender as paid in full. The loan was modified in 2011 & 2012. In 2012 year the loan was modified on xx/xx/2012 with a new principal balance in the amount of xx. The borrower had also promise to pay the deferred balance in the amount of $xxx12 on the maturity date. The deferred principal balance in the amount of $xxx12 is eligible for forgiveness (the “Deferred” principal reduction amount). Provided borrower is not in default on his new payments such that the equivalent of 3 full monthly payments are due and unpaid on the last day of any month, on each of the 1st, 2nd and 3rd anniversaries of modification effective date, respectively.	Affiliated Business Disclosure Credit Application Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease risk indicator is moderate as loan is failing for TILA Right of Rescission Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) ,
transferred from 12 CFR §226.15(a)(3) )
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. The current assignment is with xx, As Trustee For xx., Trust 2004-NC-1, xx Pass-Through Certificates, Series 2004-NC-1, which was recorded on xx/xx/2015; however, it should have been with NRZ.
There is water/Sewer lien active against the subject property is in the favor of xx, in the amount of $xxxch was recorded on xx/xx/2016.
1st installment combined taxes of 2020 are due on xx/xx/2020 in the amount $xxxd installment combined taxes are due on xx/xx/2020 in the amount $xxx prior year's delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 12 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx56, which was applied for xx/xx/2019. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to the servicing comments, the loan is in bankruptcy.

According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 12 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2020  in the amount of $xxx56, which was applied for xx/xx/2019. The current UPB reflected as per the payment history is in the amount of xx.

The reason for default is unable to be determined.
No evidences have been found regarding the occupancy in the latest 24 months of comment history.
No BPO/inspection has been provided.

Update:
As per the servicing comment dated xx/xx/2024, the borrower filed for bankruptcy under Chapter 13. The bankruptcy is discharge on xx/xx/2021. No more evidence is available regarding current bankruptcy status.

Foreclosure Comments:According to updated title report xx, the foreclosure was initiated in 2016 and the notice of trustee sale was filed on xx/xx/2016, the sale date was scheduled on xx/xx/2016. However, the foreclosure was put on hold as the borrower had filed bankruptcy. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2016. The POC was filed on xx/xx/2017 with the secured claim amount of xx and the amount of arrearage was xx. The plan was confirmed on xx/xx/2017. According to modified plan filed on xx/xx/2018, the debtor sxxpay $xxxnthly for 25 months, then $xxxnthly for 35 months, plus $xxxmpsum payment in month 18, plus $xxxpsum payment in month 30, same in month xx and xx.
The date of last filing is xx/xx/2019.
According to the modification agreement, the loan was modified on xx/xx/2011, between the borrower xx and xx. The new modified principal balance as per modification was xx with an interest rate of 3.750 % and the borrower promises to pay P&I of $xxx beginning from xx/xx/2012. The maturity date as per modification is xx/xx/2033.
Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Washington State. The following state disclosures are missing from the loan file:
1. Construction Lien Disclosure.
2. xx Loan Servicing Disclosure.
3. Choice of Insurance Notice.
4. PurxxxMoney Residential xx Loan Closing Valuation Disclosure.
5. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "We are unable to determine the operative  index value since the supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "As per Note, the origination date is xx/xx/2003. However, the ROR date is xx/xx/2003 which is not consistent with the Note ."
								* Settlement date is different from note date (Lvl 2) "As per Note, the loan origination date is xx/xx/2003. However, as per HUD-1, the settlement date is xx/xx/2003."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx. for the amount of xx which was recorded on xx/xx/1999.
The chain of the assignment has been completed. Currently the assignment is with U.S. xx xxx, Not in Its Individual Capacity, But Solely as Trustee of the NRZ
Inventory Trust which was recorded on xx/xx/2019.
The subject xx is at first lien position. No active judgments or liens found.
The annual combined taxes for the year 2018-2019 are exempt.
No prior year’s delinquent taxes have been found.
The payment history as of xx/xx/2020 states that the loan is in delinquency for 7 months and the next due date for the payment is xx/xx/2019. The last payment was received in the amount of $xxx on xx/xx/2020 which is applied for the due date of xx/xx/2019. The current P&I is $xxx and PITI is $xxx. The rate of interest is 11.250%. The current UPB is xx.	Collections Comments:The loan is in active bankruptcy and the next due date for the payment is xx/xx/2019. The last payment was received in the amount of $xxx on xx/xx/2020 which is applied for the due date of xx/xx/2019. The current P&I is $xxx and PITI is $xxx. The rate of interest is 11.250%. The current UPB is xx.
The loan has not been modified since origination.
There are no comments available in the file that confirms the foreclosure proceedings on the subject loan;
However, the borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018. The Proof of Claim filed by the creditor The xx of xx on xx/xx/2018 with doc#7-1 for the secured claim amount of xx and the amount of arrearage is $xxxe “Order Confirming Plan” which was filed on xx/xx/2018 with doc#xx states that chapter 13 plan filed on xx/xx/2018 has been confirmed. The borrower has to pay $xxx per week and the for 60 months.  The motion to extend automatic stay was filed on xx/xx/2018 and the stay has been granted. The date of last filing is xx/xx/2019.
There is no comment indicating damages to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to xxx report the borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018. The Proof of Claim filed by the creditor The xx of xx on xx/xx/2018 with doc#xx for the secured claim amount of xx and the amount of arrearage is $xxxe “xx” which was filed on xx/xx/2018 with doc#19 states that chapter 13 plan filed on xx/xx/2018 has been confirmed. The borrower has to pay $xxx per week and the for 60 months. The motion to extend automatic stay was filed on xx/xx/2018 and the stay has been granted. The date of last filing is xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from  the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx with the lender xx xx with Instr# Y513187.
The chain of assignment has been completed. The last assignment was done with xxx xx xxx, Not in Its Individual Capacity but Solely as Trustee of the xxx IX which was recorded on xx/xx/2019 with Instr# xx.
There are no judgments and liens found against the borrower and the subject property.
The xx and school annual taxes for the year of 2019 have been paid in the total amount of $xxxrior delinquent taxes are found.
As per the review of payment history as of xx/xx/2020, the borrower has been delinquent for 44 months and the next due date for the payment is xx/xx/2016. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for due date xx/xx/2016. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The borrower has been delinquent for 44 months and the next due date for the payment is xx/xx/2016. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for due date xx/xx/2016. The current UPB reflected as per the payment history is in the amount of xx.
As per the collection comment review, the foreclosure proceedings were initiated in 2019 on the subject property. As per comment dated xx/xx/2019, the sale date was scheduled for xx/xx/2019. However, as per comment dated xx/xx/2019, the foreclosure was placed on hold due to the borrower had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The hold was started on xx/xx/2019. Hence, the scheduled sale date was postponed. No further details have been found. The loan is currently in active bankruptcy. The borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2019 and the last date of filing xx/xx/2019. The POC was filed by xx on xx/xx/2019 with its secured amount as xx and the arrearage amount of xx. The proposed chapter 13 plan was filed on xx/xx/2019,as per the amended chapter 13 plan dated xx/xx/2019, the debtor sxxpay the trustee $xxxfirst 3 months, $xxxmonth for 4 to 60 months. As per collection comments, the reason for default is borrower xx had deceased.
As per the collection comment, the subject property was owner occupied. There are no comments found related to the subject property condition. As per comment dated xx/xx/2019, the subject property is located in a disaster area designated by xx that is Texas Tropical called “xx” declared on xx/xx/2019. No damage or estimated repairs have been found.

Foreclosure Comments:According to the collection comment dated xx/xx/2016, the foreclosure was initiated in 2016. The foreclosure step sale was schedule on xx/xx/2016. Further details regarding the foreclosure not found. As per the collection comment dated xx/xx/2017, the foreclosure was put on hold due to the loss mitigation and the hold was start from xx/xx/2017. The step sale again scheduled for xx/xx/2017, no further details regarding the prior foreclosure which was started in 2016 and 2017. As per comment dated xx/xx/2019, the sale date was scheduled for xx/xx/2019. However, as per comment dated xx/xx/2019, the foreclosure was placed on hold due to the borrower had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The hold was started on xx/xx/2019. Hence, the scheduled sale date was postponed. No further details have been found. The loan is currently in active bankruptcy.
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2019 and the last date of filing xx/xx/2019. The POC was filed by xx on xx/xx/2019 with its secured amount as xx and the arrearage amount of xx. The proposed chapter 13 plan was filed on xx/xx/2019,as per the amended chapter 13 plan dated xx/xx/2019, the debtor sxxpay the trustee $xxxfirst 3 months, $xxxmonth for 4 to 60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is $xxx	This Step modification agreement was signed between the borrower xx and the lender xx, xxx on xx/xx/2013. The unpaid principal balance is xx with interest rate 2.000 % which steps up in 3 steps ending at 3.500%. The borrower promise to pay the monthly P&I of $xxxnning from xx/xx/2013 till the maturity date xx/xx/2035. The modification deferred balance is xx and the interest-bearing amount xx. The modification has Balloon provision and estimated balloon payment amount is xx will be due in a single payment on xx/xx/2035. The previous modification was made on xx/xx/2010, xx/xx/2013. The new modified principle balance is in the amount of xx of which xx is deferred. In addition, xx of the deferred principal balance is eligible for forgiveness.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2020 shows that the xx was originated onxx (borrower) and (lender) xx, in the amount of xx. The subject xx was recorded on xx/xx/2005 with the instrument # xx. The chain of the assignment is completed. The current assignment is withxxxxx xxx, Not in Its Individual Capacity but Solely as Trustee for the xxx.
There is an IRS lien active against the borrower in the amount of xx in favor of xx, which was recorded on xx/xx/2012.
The annual xx taxes for the year of 2019 have been paid in the amount of xxx. The current ownership is vested in the name of xx (borrower).
The review of the payment history shows that, the borrower is delinquent with the loan and the next due date is for xx/xx/2018. The last payment was received on xx/xx/2019, in the amount of $xxx, which was applied for xx/xx/2018. The UPB stated in the payment history is xx. The Current P&I is $xxx and PITI is $xxx58, with the interest rate of 4.625%.

Collections Comments:The review of comment history shows that the loan is in foreclosure. The reason for default is curtailment of income. The property has been occupied by the owner himself.
The foreclosure process was initiated and the file was referred to an attorney. The complaint was filed on xx/xx/2019. The complaint was filed on xx/xx/2019 with the case# xx. According to comment history dated xx/xx/2019, the contested matter was found. The answer to contested matter for asserting claim for surplus funds was filed by USA. The comment history dated xx/xx/2019 states that the firm has launched contested matter resolved rail.
The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2010.
Foreclosure Comments:The foreclosure process was initiated and the file was referred to an attorney. The complaint was filed on xx/xx/2019. The complaint was filed on xx/xx/2019 with the case#xx. According to comment history dated xx/xx/2019, the contested matter was found. The answer to contested matter for asserting claim for surplus funds was filed by USA. The comment history dated xx/xx/2019 states that the firm has launched contested matter resolved rail.
Bankruptcy Comments:The borrower xx and xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2010. The debtor was dismissed on xx/xx/2011 and terminated on xx/xx/2011. The POC was filed on xx/xx/2011, the amount of claim is xx and amount of arrearage is xx. The schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx. So the unsecure portion is xx. There is no any evidence of cram down.
The current P&I is $xxx and the rate of interest is 4.625%. However, the original rate is 5.875% with the P&I of $xxxhe modification agreement is missing from loan file.	Affiliated Business Disclosure HUD-1 Closing Statement Missing Required State Disclosures Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 settlement statement is missing from loan file. The itemization or estimated HUD-1 is also not found."	* Missing Appraisal (Lvl 2) "The appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Florida. The following required State Disclosures are missing in the loan file.
1. Anti-Coercion Notice
2.Radon Gas Disclosure
3.Insurance Sales Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report dated xx/xx/2020 shows that the subject xx was recorded on xx/xx/2004 with xx.
The chain of assignment has been completed as currently the assignment is with U.S. xx xxx, Not In Its Individual Capacity, But Solely As Trustee For The xxX recorded on xx/xx/2019.
No active judgments or liens have been found pending.
Property Tax Status;
1) Annual xx taxes for the year of 2019 have been paid in the amount of xx.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/2020 shows that the borrower is not making regular payments. The loan payments are currently 8 months delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of $xxx14 for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount xx. The current interest rate is 3.750% with P&I in the amount of $xxx14.	Collections Comments:Collection comments available from xx/xx/2018 till xx/xx/2020 shows that the borrower is not making regular payments. The loan payments are currently 8 months delinquent. The next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the total amount of $xxx14 for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount xx. The current interest rate is 3.750% with P&I in the amount of $xxx14.
Loan Modification agreement was made between borrower “xx” and lender “xx” on effective date of xx/xx/2016.
The borrower agrees to pay the UPB of xx with interest rate of 3.750 % and P&I of $xxx14 with fixed amortized type that began from first payment date xx/xx/2016 to be ended with the maturity date of xx/xx/2056.
The foreclolsure was not initiated in the loan.
According to the xxx, the borrower xx had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2019. The plan was confirmed on xx/xx/2019.
The loan is currently in active bankruptcy.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2019. The plan was confirmed on xx/xx/2019.
The POC was filed on xx/xx/2019 in the claim amount of xx with arrearage in the amount of xx.
Loan Modification agreement was made between borrower “xx” and lender “xx.” on effective date of xx/xx/2016.
The borrower agrees to pay the UPB of xx with interest rate of 3.750 % and P&I of $xxx14 with fixed amortized type that began from first payment date xx/xx/2016 to be ended with the maturity date of xx/xx/2056.
HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Estimated HUD-1 or itemization of points and fees are missing from the loan file."	* DTI > 60% (Lvl 2) "According to final application the total monthly income of the borrower is $xxx00. But, the total monthly expenses of the borrower are in the amount of $xxx74. Hence, DTI is 60.611% which is greater than 60.00%."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas state.
The following disclosures are missing from the loan file:
1.TX Loan Agreement Notice
2.Commitment Requirement/Anti-Tying
3.TILA Disclosures in Spanish
4.Home Equity Consumer Disclosure
5.Home Equity Loan Interest and Fees Preclosing Disclosure
6.Home Equity Loan Copies of Documents
7.Home Equity Loan Rescission Notice
8.Fair Market Value of Homestead Property Acknowledgment
9.Home Equity Loan Notice of Address for Borrower Notification of Violation
10.Choice of Insurance Notice
11.Collateral Protection Insurance Disclosure
12.Non-Deposit Investment Product Disclosure Are there any promotional materials?
13.Insurance Solicitation/Post Commitment Requirement
14.Construction Loan Disclosure"
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of service transfer missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report dated xx/xx/2020 shows that the subject xx was recorded on xx/xx/2007 with xx as nominee for xx.
The chain of assignment has been completed as currently the assignment is with U.S. xx xxx, Not in its Individual Capacity but solely as trustee for the xxVII, recorded on xx/xx/2019.
Active Judgments and Liens;
1) One credit card judgment found pending against the borrower xx recorded on xx/xx/2010 in the amount of $xxxch is in the favor of xx USA NA.
Property Tax Status;
1) Annual combined taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/2020 shows that the borrower is not making regular payments. The loan payments are currently 4 months in delinquency. The next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the total amount of $xxx for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 4.250% with P&I in the amount of $xxx.	Collections Comments:Collection comments available from xx/xx/2018 till xx/xx/2020 shows that the borrower is not making regular payments. The loan payments are currently 4 months in delinquency. The next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the total amount of $xxx for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 4.250% with P&I in the amount of $xxx.
Loan Modification agreement was made between borrower “xx” and lender “xx xxx, xx”
The loan was modified with an effective date of xx/xx/2013 and a new principal balance of xx to a step rate starting at 2.000 % and a P&I payment of $xxx that began from xx/xx/2013 with a new maturity date of xx/xx/2044.  The  rate is in 3 steps ending with 4.250%.
The foreclosure was not initiated in the loan.
According to xxx, the borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018. The plan was confirmed on xx/xx/2018.
The loan is currently in active bankruptcy.

Update:
As per the servicing comment dated xx/xx/2023, the borrower filed for bankruptcy under Chapter 13 case # xx filed on xx/xx/2018. The bankruptcy is discharge on xx/xx/2023. No more evidence is available regarding current bankruptcy status.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to xxx, the borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018. The plan was confirmed on xx/xx/2018.
The POC was filed on xx/xx/2018 in the claim amount of xx with arrearage in the amount of $xxx	Loan Modification agreement was made between borrower “xx” and lender “xx xxx, xx”
The loan was modified with an effective date of xx/xx/2013 and a new principal balance of xx to a step rate starting at 2.000 % and a P&I payment of $xxx that began from xx/xx/2013 with a new maturity date of xx/xx/2044.  The  rate is in 3 steps ending with 4.250%.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Origination Appraisal	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of Updated title report dated xx/xx/2020, the subject xx was originated on xx.A. in the amount of xx which was recorded on xx/xx/2006.
The chain of assignment has been completed. Currently, the assignment is from xx to U.S. xx xxx, Not In Its Individual Capacity but Solely as Trustee for the xx 11.

There is one junior xx against the subject property in the favor of xx as nominee for xx. in the amount of xx which was recorded on xx/xx/2006.

The second installment xx taxes of the year 2019 have been due in the amount of $xxxch was due on xx/xx/2020.
The first installment xx taxes of the year 2019 have been paid in the amount of $xxx prior years of delinquent taxes have been found.

As per the review of payment history as of xx/xx/2019, the borrower is currently delinquent for 15 months and next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxich was applied for xx/xx/2018. The current P&I is $xxxd PITI is $xxxhe UPB reflected in the payment history is in the amount of xx.

Collections Comments:The loan is active in collection. The borrower is currently delinquent for 15 months and next due date is xx/xx/2018. The last payment was received on xx/xx/2019 in the amount of $xxxich was applied for xx/xx/2018. The current P&I is $xxxd PITI is $xxxhe UPB reflected in the payment history is in the amount of xx.
As per comment dated xx/xx/2019, the reason for default is 2 deaths in family.
The loan was modified in xx/xx/2010.
As per comment dated xx/xx/2019, the streamline modification was offered to the borrower. The first trial payment was made on xx/xx/2019. As per comment dated xx/xx/2020, the trial plan was denied.  As per comment dated xx/xx/2020, the modification offer was sent to borrower. Again, the trial Modification was initiated on xx/xx/2020.
As per comment dated xx/xx/2019, the foreclosure was initiated and referred to an attorney on xx/xx/2019. The Notice of default is attached with the Updated title report Pg#xx which was filed on xx/xx/2019. As per comment dated xx/xx/2019, the NOS sent for recording will be xx/xx/2019. As per comment dated xx/xx/2019, the file is on hold for loss mitigation. The foreclosure hold removed on xx/xx/2020. Again, the foreclosure was placed on hold on xx/xx/2020 due to loss mitigation.
The bankruptcy has not been filed since origination.
The occupancy of the subject property is unable to be determined. No comments were indicating damages and repairs to the subject property.

Foreclosure Comments:As per comment dated xx/xx/2019, the foreclosure was initiated and referred to an attorney on xx/xx/2019. The Notice of default is attached with the Updated title report Pg#xx which was filed on xx/xx/2019. As per comment dated xx/xx/2019, the NOS sent for recording will be xx/xx/2019. As per comment dated xx/xx/2019, the file is on hold for loss mitigation. The foreclosure hold removed on xx/xx/2020. Again, the foreclosure was placed on hold on xx/xx/2020 due to loss mitigation.
Bankruptcy Comments:Not Applicable	The original Note is missing from the loan file. As per tape data this is conventional fixed rate xx with P&I of $xxxth the rate of interest 4.750% and a maturity date of xx/xx/2036. The P&I as per payment history is the $xxxowever, there is a reduction in P&I with respect to Note data.
As per tape data, the loan has been modified on xx/xx/2010 with a step interest rate. However, Modification agreement is missing from the file.
Affiliated Business Disclosure
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required Disclosures
Missing Required State Disclosures
Note
Notice of Servicing Transfer
Origination Appraisal	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "Original Note is missing from the loan files. As per tape data the loan was modified on xx/xx/2010. But, the modification agreement is missing from the loan file."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan files. However, values are Updated as per Itemization located at (578686174 - MG - Originations - TRUTH IN LENDING - - 222019_229156151 Pg#4)."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosure are missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private xx Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 states that the subject xx was originated on xx. which was recorded on xx/xx/2010.
The chain of assignment has been completed. Currently, the assignment is with “U.S. xx xxx, not in its Individual Capacity, but Solely as Trustee of NRZ Pass- through Trust X” which was recorded on xx/xx/2019.
There is no lien/judgment against the subject property/borrower.
The Annual Tax Amount is $xxxThe 2019 Town 1st half taxes were paid on xx/xx/2019 in the amount of $xxxThe 2019 Town 2nd half taxes were paid on xx/xx/2019 in the amount of $xxx delinquent taxes are found.
Review of the payment history as of xx/xx/2019 reveals that the borrower is delinquent for 13 months and the next due date is xx/xx/2018. The last payment was received in the amount of $xxx which was applied to xx/xx/2018. Current UPB as of date reflects in the provided payment history tape is in the amount of xx.	Collections Comments:The loan is currently delinquent in Bankruptcy.
Review as per servicing comments as of xx/xx/2020, borrower is delinquent for 9 months and the next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history tape is in the amount of xx. The subject property is in average condition and owner occupied. No damages have been found.
The loan modification agreement was made between thexx. on xx/xx/2014 with the new modified unpaid principal balance xx. The new modified rate is 5.625 % and borrower promises to pay P&I in the amount of $xxx that began on xx/xx/2014 with the maturity date of xx/xx/2054. Reason for Modification is Financial Hardship.
According to comment dated xx/xx/2019, the loan was current in foreclosure. First legal was filed on xx/xx/2019. Comment dated xx/xx/2019 states that the foreclosure sale was scheduled for xx/xx/2019. Further, the foreclosure file was put on hold due to the borrower had filed bankruptcy under Chapter-13 with case#xx on xx/xx/2019. As per comment dated xx/xx/2019, foreclosure file has been closed as the debtor is making timely payment to the trustee. No further details available.

Update: No additional information found in recent collection comments.
Foreclosure Comments:According to comment dated xx/xx/2019, the loan was current in foreclosure. First legal was filed on xx/xx/2019. Comment dated xx/xx/2019 states that the foreclosure sale was scheduled for xx/xx/2019. Further, the foreclosure file was put on hold due to the borrower had filed bankruptcy under Chapter-13 with case#xx on xx/xx/2019. As per comment dated xx/xx/2019, foreclosure file has been closed as the debtor is making timely payment to the trustee. No further details available.
Bankruptcy Comments:According to the xxx report, the borrower “xx” had filed for bankruptcy under Chapter-13 with case#xx on xx/xx/2019. The POC was filed by the creditor “U.S. xx xxx, not in its Individual Capacity, but Solely as Trustee of NRZ Pass- through Trust X” on xx/xx/2019 with the secured claim amount of xx and the amount of arrearage is xx. An amended chapter 13 plan was filed on xx/xx/2019. According to plan, the debtor sxxmake monthly payments to the Trustee in the amount of $xxx60 per month for the 60 months period. No comment has been found indicating a cram-down. The last filing date of bankruptcy was xx/xx/2019.	The loan modification agreement was made between thexx. on xx/xx/2014 with the new modified unpaid principal balance xx. The new modified rate is 5.625 % and borrower promises to pay P&I in the amount of $xxx that began on xx/xx/2014 with the maturity date of xx/xx/2054. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required Disclosures
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Also, there is no estimated HUD-1 or itemization available in the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file, we considered the values as 0."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Michigan State. The following required state disclosures are missing from the loan file.
1. MI Borrower's Bill of Rights
2. MI Consumer Caution and Homeownership Counseling Notice
3. Choice of Insurance Agent"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2020 the subject xx was originated on xx.
The chain of assignment has been break between xx, not in its Individual Capacity, but Solely as Trustee for the xx and xx xx Association. The latest assignment is with U.S. xx xxx, not in its Individual Capacity but Solely as Trustee of xxX.
There are three active state tax liens against the borrower xx in the favor of xx total in the amount of $xxxch were recorded on xx/xx/2016, xx/xx/2017 and xx/xx/2017.
Annual xx taxes for the year of 2019 have been paid in the amount $xxx prior year delinquent taxes have been found.

The review of payment history shows that the borrower has been delinquent for 3 months and next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020. The UPB is reflected in the latest payment history in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in active Bankruptcy and next due date for the payment is xx/xx/2019.
The review of payment history shows that the borrower has been delinquent for 3 months and next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020. The UPB is reflected in the latest payment history in the amount of xx.
The reason for default is unable to be determined.
As per the servicing, the subject property has been occupied by the owner. No damages or repairs are found.

Foreclosure Comments:According to servicing comments, the foreclosure was initiated and referred to attorney on xx/xx/2019. However, the foreclosure was put on hold as the borrower had filed for bankruptcy under chapter-13 with the case#xx on xx/xx/2019.
Bankruptcy Comments:The borrower xx had filed for bankruptcy under chapter-13 with the case#xx on xx/xx/2019. The POC was filed on xx/xx/2019.The amount of secured claim is $xxx the amount of arrearage is $xxx16.The plan was confirmed on xx/xx/2019.	This loan modification agreement was made between (borrower) xx and (Lender) xx, xx., on xx/xx/2017. The borrower promises to pay the new UPB is in the amount of xx with an annual fixed modified interest rate of 6.125 % and new P&I in the amount of $xxx beginning from xx/xx/2017 till the maturity date xx/xx/2047. There is no provision for the balloon payment.	Affiliated Business Disclosure Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/Estimated HUD/Itemization is missing from the loan file."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Utah state. The following state disclosures are missing from the loan file.
1. Notice of Change of Terms For Open-End Consumer Credit Contract
2. Disclosure of Debtor’s Waiver of Class Action
3. Fee Disclosure
4. Loan Application Notice
5. Servicer Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.A.
Chain of assignment has been completed and last assignment is from U.S. xx xxx, Not in Its Individual Capacity but Solely as Trustee of xx X  which was recorded on xx/xx/2019.
No judgments or liens were active against borrower or property.
Combined annual taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019.
No any prior or delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 15 months. The last payment received on xx/xx/2019, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx02. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in foreclosure. According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 15 months. The last payment received on xx/xx/2019, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx02. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is decreased income. The subject property is occupied by the unknown party. No comments have been found for damages or repair.

Foreclosure Comments:The foreclosure was initiated in 2019. The file was referred to an attorney on xx/xx/2019. The complaint was filed on xx/xx/2019. The service was completed on xx/xx/2019. Foreclosure judgment hearing scheduled on xx/xx/2020. No further details have been found.
Bankruptcy Comments:As per xxx review, the borrower had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The POC filed on xx/xx/2018; however the claim amount is xx and arrearage is $xxx. As per schedule D of xxx unsecured portion is $xxxe is no any cram down found. Currently the bankruptcy status is terminated on xx/xx/2019. Further details are not found.	According to the modification, the loan was modified on xx/xx/2012 between the borrower xx andxx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 3.325% and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2012. The maturity date as per modification is xx/xx/2037. This loan was modified once.
There are 3 steps of modification. Borrower promises to pay and the
1st step is $xxx monthly with a modified interest rate 2.125% beginning from xx/xx/2012,
2nd step is $xxx monthly with a modified interest rate 3.125% beginning from xx/xx/2017 and
3rd step is $xxx monthly with a modified interest rate 3.625% beginning from xx/xx/2018.
There is no deferred balance and no principal forgiven amount.
Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final Loan Application not signed by borrower and not hand dated by borrower."
* Application Not Signed by All Borrowers (Lvl 2)     "1003 is not signed by the borrower."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in SC State. The following state disclosures are missing in the loan files.
Agent Preference Disclosure
Casualty Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 and it was recorded on xx/xx/2007 under Bk/Pg#xx in favor of xx xxx, NA. The chain of assignment has been completed as the xx is currently with “US xx NA in Its Individual Capacity but Solely as Trustee of the xxX.”

The subject xx is at second lien position as there is one municipal lien against the current owner “xx” in favor of xx tax Collector in the total amount of $xxxch was recorded on xx/xx/2013. The available document (loc#xx) does not reflect the lien on subject property but it states that the amount to be paid as shown herein will constitute a lien upon all real and personal property owned by the xx. The subject property is located in State of CA. There is a risk of the property to be getting foreclosed due to above unpaid lien. This can be cured if above unpaid lien will paid in full with unpaid interest and late fees.

There are 4 state tax liens against the name of borrower and current owner in the total amount of xx which were recorded in between xx/xx/2012-xx/xx/2019 in favor of xx of the State of California. The provided SSN on the document does not match with the SSN of borrower.

There is one IRS lien against the name of borrower and in the amount of xx in favor of xx which was recorded on xx/xx/2011.

There are multiple judgments against the name of borrower in the total amount of xx.7 in favor of multiple plaintiffs which were recorded in between xx/xx/2011-xx/xx/2018.

The state tax liens and IRS liens were searched by the name of borrower but available documents do not reflect the SSN/DOB and the placeholder amount is mentioned as $xxx.00 I favor of xx.

The annual combined taxes of 2019 have been paid in the amount of $xxx prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2020 the loan is performing. The last payment was received on xx/xx/2020 in the amount of $xxx36 with interest rate of 4.750 % and P&I $xxx11 for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB reflected is in the amount of xx and deferred balance is xx.	Collections Comments:The loan is performing. The last payment was received on xx/xx/2020 in the amount of $xxx36 with interest rate of 4.750 % and P&I $xxx11 for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB reflected is in the amount of xx and deferred balance is xx.
As per comment dated xx/xx/2019 prior mod was completed on xx/xx/2012. The latest loan modification effective date is xx/xx/2020 and new UPB is xx. As per mod new interest rate is 4.75% and first payment had begun from xx/xx/2020 and ends on maturity of xx/xx/2052. On xx/xx/2020 the signed mod agreement was received from the borrower. The latest comment dated xx/xx/2020 states that mod has been completed. The also reflects that the debtor has paid P&I In the amount of $xxx11 for the due date of xx/xx/2020 with interest rate of 4.75%. However, the executed modification document is missing from the loan file. The prior modification agreement is also missing from the loan file.

As per available comments foreclosure proceedings were initiated on property and the file was referred to attorney on xx/xx/2019. However, on xx/xx/2019 the file was placed on hold due to loss mitigation. The loan was modified on xx/xx/2020 and the hold was ended on xx/xx/2020. No further comments have been found regarding foreclosure. As of xx/xx/2020 the loan is performing.

As per xxx Report borrower has not file bankruptcy since loan origination.
As per xxx Report dated xx/xx/2019 loc#xx the property is owner occupied and no visible damages were reported.
As per comment dated xx/xx/2019 reason for default is illness of borrower.

Update: As per the servicing comment dated xx/xx/2024, the foreclosure was cancelled due to a loss mitigation workout.
Foreclosure Comments:As per available comments foreclosure proceedings were initiated on property and the file was referred to attorney on xx/xx/2019. However, on xx/xx/2019 the file was placed on hold due to loss mitigation. The loan was modified on xx/xx/2020 and the hold was ended on xx/xx/2020. No further comments have been found regarding foreclosure. As of xx/xx/2020 the loan is performing.

Bankruptcy Comments:Not Applicable	As per comment dated xx/xx/2019 prior mod was completed on xx/xx/2012. The latest loan modification effective date is xx/xx/2020 and new UPB is xx. As per mod new interest rate is 4.75% and first payment had begun from xx/xx/2020 and ends on maturity of xx/xx/2052. On xx/xx/2020 the signed mod agreement was received from the borrower. The latest comment dated xx/xx/2020 states that mod has been completed. The also reflects that the debtor has paid P&I In the amount of $xxx11 for the due date of xx/xx/2020 with interest rate of 4.75%. However, the executed modification document is missing from the loan file. The prior modification agreement is also missing from the loan file.	Affiliated Business Disclosure HUD-1 Closing Statement Note Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with the Estimated HUD-1 or Itemization are missing from the loan file."
* Note is missing or unexecuted (Lvl 3) "The only one copy of Note is available in loan file which is located at "578692861 - MG - Originations - CLOSING INSTRUCTIONS - - 222019_229226587 pg#32", but it is not signed by borrower."	* Missing Appraisal (Lvl 2) "Appraisal Report at origination is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report dated xx/xx/2020 shows that the subject xx was recorded on xx/xx/2003 with xx, a Washington xx.
The chain of assignment has been completed as currently the assignment is with U.S. xx xxx, Not in its individual capacity but solely as Trustee for the xxII, recorded on xx/xx/2019.
Active Judgments and Liens;
1) 3 xx lien found pending against the borrower xx recorded on different dates totaling in the amount of xx all the liens are in the favor of xx.
2) xx lien found pending against the borrower xx recorded on xx/xx/2008 in the amount of $xxxch is in the favor of xx.
3) Child support lien found pending against the borrower xx recorded on xx/xx/2009 in the amount of $xxxch is in the favor of xx.
4) One child support lien found pending against the borrower xx recorded on xx/xx/2016 in the amount of $xxxhich is the favor of xx.
Property Tax Status;
1) Annual xx taxes for the year of 2019 have been paid in the amount of xx on xx/xx/2019.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/2020 shows that the borrower is not making regular payments. The loan payments are currently 4 months in delinquency. The next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the total amount of $xxx74 for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 2.000% with P&I in the amount of $xxx89.
Collections Comments:Collection comments available from xx/xx/2018 till xx/xx/2020 shows that the borrower is not making regular payments. The loan payments are currently 4 months in delinquency. The next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the total amount of $xxx74 for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 2.000% with P&I in the amount of $xxx89.
Loan Modification agreement was made between borrower “xx ” and lender “xx”
The loan was modified with an effective date of xx/xx/2016 and a new principal balance of xx to a step rate starting at 2.000 % and a P&I payment of $xxx89 that began from xx/xx/2017 with a new maturity date of xx/xx/2056.  The  rate is in 3 steps ending with 3.625%.
As per the Updated title report (xx) shows Lis pendens filed many times against borrower .According to document (xx)  shows lis pendens filed in  2005 which is continued but due to loan modification agreement  (xx)  made between borrower (xx) and lender (xx)  in year 2006  foreclosure was released . However According  to document (xx) lis pendens  again filed on 2007 which continued upto 2012 ( xx) . foreclosure was put on hold due to loan modification agreement (xx)  made between borrower and lender in year 2014 .No Further Details found of release .
According to document shows foreclosure was initiated ( xx) Currently foreclosure is on hold due to bankrupcty filing.
According to the xxx, the borrowers xx had filed bankruptcy under chapter- 13  with the case#xx on xx/xx/2017. The plan was confirmed on xx/xx/2017.
The loan is currently in active bankruptcy.

Update:  As per servicing comment dated xx/xx/2022, the loan has been modified. The new modified unpaid principal balance is unable to be determine. The interest rate starting at 3.625% and the borrower promises to pay P & I in the amount of $xxxginning on xx/xx/2023.
As per the servicing comment dated xx/xx/2023, the bankruptcy was discharged on xx/xx/2022 and terminated on xx/xx/2023.
As per servicing comment dated xx/xx/2023, borrower filed insurance claim. As per comment dated xx/xx/2024, the loss draft check was received in the amount of xx. No further information regarding damaged /repairs found in comments.

Foreclosure Comments:As per the Updated title report (xx) shows Lis pendens filed many times against borrower .According to document (xx)  shows lis pendens filed in  2005 which is continued but due to loan modification agreement  (xx)  made between borrower (xx ) and lender (xx)  in year 2006  foreclosure was released . However According  to document (xx) lis pendens  again filed on 2007 which continued upto 2012 ( xx) . foreclosure was put on hold due to loan modification agreement (xx)  made between borrower and lender in year 2014 .No Further Details found of release .
According to document shows foreclosure was initiated ( xx) Currently foreclosure is on hold due to bankrupcty filing .
Bankruptcy Comments:According to the xxx, the borrowers xx had filed bankruptcy under chapter- 13  with the case#xx on xx/xx/2017. The plan was confirmed on xx/xx/2017.
The POC was filed on xx/xx/2017 in the claim amount of xx with arrearage in the amount of $xxx	Loan Modification agreement was made between borrower “xx ” and lender “xx .”
The loan was modified with an effective date of xx/xx/2016 and a new principal balance of xx to a step rate starting at 2.000 % and a P&I payment of $xxx89 that began from xx/xx/2017 with a new maturity date of xx/xx/2056.  The  rate is in 3 steps ending with 3.625%.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Oregon State. The following required state disclosures are missing from the loan file.
Oregon Forced Placed Insurance Notice
Notice where Escrow Account is NOT Required
Escrow Notice for Loans Sold to Out-of- State Purchases within one year
Anti-Coercion Notice
Insurance Premium Notice
Insurance Sales Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "ROR transaction date is xx/xx/2003 and HUD-1 settlement date is xx/xx/2003. But, the note date is xx/xx/2003."
								* Settlement date is different from note date (Lvl 2) "According to final TIL the settlement date is xx/xx/2003. But the note date is xx/xx/2003."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2020 shows that the xx was originated on xx.A, in the amount of xx. The subject xx was recorded on xx/xx/2003 with the instrument # xx.  The chain of the assignment has been completed. The current assignment is with U S xx xxx, Not in Its Individual Capacity but Solely as Trustee for the xx.
There are two judgments namely as
1) The first judgment is in the amount of xx in favor of xx, which was recorded on xx/xx/2011.
2) The second judgment is in the amount of xx in favor of xx, which was recorded on xx/xx/2017.

The annual installments of xx taxes for the year of 2019 have been paid in the amount of $xxxe current ownership is vested in the name of xx (borrower).

The review of the payment history shows that, the borrower is currently delinquent from more than 5 months and the next due date is for xx/xx/2019. The last payment was received on xx/xx/2020, in the amount of $xxx, which was applied for xx/xx/2019. The UPB stated in the payment history is xx. The Current P&I is $xxx and PITI is $xxx, with the interest rate of 5.125%.

Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The reason for default is curtailment of income. The property has been occupied by the owner himself.
The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2019.
The POC was filed on xx/xx/2019, the amount of claim is xx and amount of arrearage is $xxxe schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx. The motion for relief was filed on xx/xx/2019.
There is no any evidence of cram down.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2019.
The POC was filed on xx/xx/2019, the amount of claim is xx and amount of arrearage is $xxxe schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx. The motion for relief was filed on xx/xx/2019.
There is no any evidence of cram down.

Not Applicable	Affiliated Business Disclosure Final Truth in Lending Discl. Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "The annual percentage rate (APR) is 3.178%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method"
* DTI > 60% (Lvl 2)     ""According to the final loan application the borrower’s total monthly income is $xxxnd  total debts are in the amount of $xxxthe DTI is greater than 60%.  ""
* Final TIL Missing or Not Executed (Lvl 2)     ""The truth in lending disclosure is missing from the loan file. ""
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Florida. The following required State Disclosures are missing in the loan file.
1. Anti-Coercion Notice
2.Radon Gas Disclosure
3.Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     ""The Servicing Transfer Disclosure is missing from the loan file. ""
* Operative index value is unable to confirm (Lvl 2)     ""The operative index value is unable to be determined from the available loan files. ""
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx. for the amount of xx which was recorded on xx/xx/2005.
The chain of the assignment has been completed. The last assignment is with U.S. xx xxx, not in its individual capacity but solely as trustee for the NRZ pass- through Trust XIV which was recorded on xx/xx/2019.
There is one claim of lien for Solid Waste Service against the subject property in the favor ofxx., DBA Republic Services for the amount of $xxxch was recorded on xx/xx/2019.
Fourth installment of xx taxes for the year of 2019 is due in the amount of $xxxxx/xx/2020. First, second, and third installments of xx taxes for the year of 2019 have been paid in the amount of $xxx prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2019, the loan has been in delinquency for 5 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx21 (PITI) which was applied for the due date of xx/xx/2019. The UPB is reflected in the amount of xx. The current interest rate is 5.125 % and P&I is $xxx08.
Collections Comments:The loan is currently in foreclosure and the next due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx21 (PITI) which was applied for the due date of xx/xx/2019. The UPB is reflected in the amount of xx. The current interest rate is 5.125 % and P&I is $xxx08.
The loan was modified on xx/xx/2010. According to modified terms, the new principal balance is xx. The borrower promises to pay P&I in the amount of $xxx with the modified initial interest rate of 2.250 % beginning from xx/xx/2010. The reason for default of borrower is decrease in income

According to comment dated xx/xx/2019, the trial plan has been offered to the borrower which was approved on xx/xx/2019. The trial plan was due from xx/xx/2019 to xx/xx/2019 for the amount of $xxx. According to comment dated xx/xx/2019, after completion of trial plan, the loan will be modified with the interest rate of 5.125% and P&I of $xxx. According to comment dated xx/xx/2019, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2019. According to comment dated xx/xx/2019, the borrower has denied the modification plan as the borrower did not agree with the balloon payment. According to comment dated xx/xx/2019, the trial plan with the balloon payment of $xxx approved which was due from xx/xx/2019 with six payments for the amount of $xxxccording to comment dated xx/xx/2019, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.

Update: No additional information found in recent collection comments.
Foreclosure Comments:According to comment dated xx/xx/2019, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2019. According to comment dated xx/xx/2019, the borrower has denied the modification plan as the borrower did not agree with the balloon payment. According to comment dated xx/xx/2019, the trial plan with the balloon payment of $xxx66 was approved which was due from xx/xx/2019 with six payments for the amount of $xxxankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter 7 with the case#xx on xx/xx/2019.
According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. According to Statement of Intention for Individuals Filing Under Chapter 7, the debtor intends to stay current on property. The case was discharged on xx/xx/2019 and was terminated on xx/xx/2019.
This step modification agreement was made between the borrower, "xx" and the lender, "xx" on xx/xx/2010. According to modified terms, the new principal balance is xx. The borrower promises to pay P&I in the amount of $xxx with the modified initial interest rate of 2.250 % beginning from xx/xx/2010. The maturity date is xx/xx/2035. The loan was modified with the four steps of interest rate.	Affiliated Business Disclosure
Credit Application
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Note
Notice of Servicing Transfer
Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. However, values are updated from estimated settlement statement located at "578945566 - MG - Originations - SETTLEMENT STATEMENT - - 5292019_283534507"."
* Missing Appraisal (Lvl 3)     "An appraisal report is missing from the loan file."
* Note is missing or unexecuted (Lvl 3) "Note is missing from the loan file. Also, Lost Note Affidavit has not been found in the loan file. According to loan modification agreement located at “Amended POC of prior Bk Case#xx.pdf Pg#03”, the loan was modified on xx/xx/2010 with the step amortization."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file. However, values are updated from the transmittal located at "xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Nevada State. The following Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx withxx.
The chain of assignment has been completed. Currently, the xx is with xxx xx xxx, Not in Its Individual Capacity but xx which was recorded on xx/xx/2019.
Junior xx originated on xx.xx in favor of xx.
No other active liens and judgments against the borrower/property.
1st and 2nd installments xx taxes for the year of 2018 have been paid in the total amount of $xxxinstallment xx tax for the year of 2019 is due in the amount of $xxx/xx/2020.
The review of payment history as of xx/xx/2020 shows that the borrower is currently delinquent for 6 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxrrent P&I is $xxxPITI is $xxxB reflected in the payment history is in the amount of xx excluding the deferred balance of xx.	Collections Comments:The loan is currently in bankruptcy. The review of payment history as of xx/xx/2020 shows that the borrower is currently delinquent for 6 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxrrent P&I is $xxxPITI is $xxxB reflected in the payment history is in the amount of xx excluding the deferred balance of xx.
The modification agreement made between borrower xx and xx of xx  (“Lender”) on xx/xx/2012.
The reason for default is unavailable.
As per the comment dated xx/xx/2019, the subject property is owner-occupied. No damages or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to xxx the borrower xx had filed bankruptcy under Chapter-13 with the Case#xx on xx/xx/2018. The POC was filed on xx/xx/2019, with the claim amount of xx and the arrearage amount is $xxxChapter 13 plan was confirmed on xx/xx/2019. The debtor sxxpay to the trustee the sum of $xxx36 months under Chapter 13 plan. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxst filing date is xx/xx/2019.	The modification agreement made between borrower xx and xx of xxx, xxx (“Lender”) on xx/xx/2012. As per the modified term, the new principal balances xx. The amount of deferred principal balance is xx and the amount of interest bearing principal balance is xx. The borrower promises to pay $xxxhly with a modified interest rate of 4.625% beginning from xx/xx/2012 with a maturity date of xx/xx/2052.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures xx Insurance Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The initial escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This conventional loan was originated on xx.xxinal application and Final HUD-1 is showing value for monthly MI. LTV at origination is showing 90%. However, the seller’s tape data does not show MI is required. The required MI Certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The subject property appraisal report is missing from the loan file. However, the values are updated as per the transmittal Summary located at "xx""
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file. 1. IL Collateral Protection Insurance Notice 2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable

As per the review of Updated title report dated xx/xx/2020, the subject xx was originated on xx.xxn the amount of xx which was recorded on xx/xx/2005.
The chain of assignment has been completed. Currently, the assignment is from xx Association to xx, xxx, Not In Its Individual Capacity, But Solely As Trustee for the xxx VI.

There is one state tax lien against the borrower xx in the favor of xx in the amount of $xxx was recorded on xx/xx/2013.
The 3rd and 4th installment combined taxes of the year 2019 have been paid in the amount of $xxx1st installment combined taxes of the year 2020 have been paid in the amount of $xxxrior years of delinquent taxes have been found.
As per the review of payment history as of xx/xx/2020, the borrower is currently delinquent for 10 months and next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2019. The current P&I is $xxxPITI is $xxxB reflect in the payment history is in the amount of xx.

Collections Comments:The loan is active in bankruptcy. The borrower is currently delinquent for 10 months and next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2019. The current P&I is $xxxPITI is $xxxB reflect in the payment history is in the amount of xx.
The reason for default is unable to be determined.
The loan was modified on xx/xx/2005.
As per the Notice of Lis-pendens attached with the Updated title report Pg#xx, the complaint was filed on xx/xx/2009 under the case#xx. No further details are available. As per comment dated xx/xx/2019, the foreclosure referral step completed.
The borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2016. The plan was confirmed on xx/xx/2017. The date of last filing is xx/xx/2020. As per deadline/hearing the deadline to file the POC was set for xx/xx/2017.  As per the Schedule-D of xxx dated xx/xx/2016, the amount of claim is xx and the value of property is xx. Hence, the unsecured portion is xx. As per chapter 13 plan dated xx/xx/2016, the debtor sxxpay the trustee $xxxhly for 60 months. The Trustee’s annual were filed on xx/xx/2020, xx/xx/2019 and xx/xx/2018. However, the amount for the subject claim has not been paid.
As per comment dated xx/xx/2019, the subject property is Vacant. As per comment dated xx/xx/2020, the property not appears in renovation and maintained in condition. The property had lots of damages. The front door and windows damaged. Need to verify if the borrower is removing or maintaining. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages and we also don’t have any latest BPO to verify the property condition. No details have been found regarding the insurance claim.

Update: As per the servicing comment dated xx/xx/2022, the bankruptcy was discharged on xx/xx/2022 and terminated on xx/xx/2023.
As per the servicing comment dated xx/xx/2020, the property is owner occupied.
Foreclosure Comments:As per the Notice of Lis-pendens attached with the Updated title report Pg#27, the complaint was filed on xx/xx/2009 under the case# F-65174-09. No further details are available. As per comment dated xx/xx/2019, the foreclosure referral step completed.

Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2016. The plan was confirmed on xx/xx/2017. The date of last filing is xx/xx/2020. As per deadline/hearing the deadline to file the POC was set for xx/xx/2017. As per the Schedule-D of xxx dated xx/xx/2016, the amount of claim is xx and the value of property is xx. Hence, the unsecured portion is xx. As per chapter 13 plan dated xx/xx/2016, the debtor sxxpay the trustee $xxxhly for 60 months. The Trustee’s annual were filed on xx/xx/2020, xx/xx/2019 and xx/xx/2018. However, the amount for the subject claim has not been paid.	The modification agreement was signed between the borrower xx and lenderxx. on xx/xx/2005. The modified UPB is xx. The borrower promises to pay the P&I in the amount of $xxx an interest rate of 4.125% beginning from xx/xx/2015 till the maturity date of xx/xx/2055. There is deferred balance in the amount of xx. Hence, the interest bearing amount is xx.

Affiliated Business Disclosure Credit Report HUD-1 Closing Statement Missing Dicsloures Note Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. However, values are Updated as per Itemization located at (578691553 - MG - Originations - TRUTH IN LENDING - - 1312019_225770733 Pg#3)."
* Note is missing or unexecuted (Lvl 3) "Original Note is missing from the loan file. The loan was modified on xx/xx/2005."	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is not in the file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Notice of Servicing Transfer is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, with xx as nominee for xx. with Instrument# | Book/Page#xx.

The chain of assignment has been completed. The latest assignment is with U.S. xx xxx, Not in its Individual Capacity, But Solely As Trustee xxX.

The legal description mentioned on Deed which was recorded on xx/xx/2007 with Book/page# BOOK xx, PAGES xx does not match with legal description mentioned in the recorded xx. However the Vesting Deed references, BOOK xx, PAGE xx.  This can be cured by re-recording the subject xx with the correct reference number.

There is a junior xx originated on xx.00 which is in the favor of xx as nominee for xx, with the Instr | Book/Page# xx.
The combined annual taxes of 2019 have been paid on xx/xx/2019 in the amount of $xxx prior year delinquent taxes have been found.

According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 04 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx44 and PITI is in the amount of $xxx48. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per the payment history as of xx/xx/2020, the borrower is currently delinquent for 04 months. The last payment received on xx/xx/2020, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx44 and PITI is in the amount of $xxx48. The UPB reflected as per the payment history is in the amount of xx.
According to the modification, the loan was modified on xx/xx/2017 between the borrower xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 4.000% and the borrower promises to pay P&I in the amount of $xxx44 beginning from xx/xx/2017. The maturity date as per modification is xx/xx/2057. This loan was modified 0nce.

The reason for default is not mentioned in the latest servicing comments. The subject property has been occupied by the owner. The borrower's intention is to keep the property.

According to the xxx, the Debtorxx. had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2018.
The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is $xxxhe schedule D of xxx dated xx/xx/2018 shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; and the unsecured portion value is $xxxe is no comment indicating a cram down in the plan.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the Debtor xx. had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2018.
The POC was filed on xx/xx/2018 with the secured claim in the amount of xx and the arrearage amount in the amount of $xxx16. The schedule D of xxx dated xx/xx/2018 shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; and the unsecured portion value is $xxxe is no comment indicating a cram down in the plan.
The order confirming chapter 13 plan dated xx/xx/2018 was filed on xx/xx/2018 as per which the debtor sxxpay $xxxr month for 60 months. The xxx was filed on xx/xx/2019  and the date of last filed on xx/xx/2020.
According to the modification, the loan was modified on xx/xx/2017 between the borrower xx. The new modified principal balance as per modification is in the amount of xxwith interest rate starting at 4.000% and the borrower promises to pay P&I in the amount of $xxx44 beginning from xx/xx/2017. The maturity date as per modification is xx/xx/2057. This modification does not contain balloon provision.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1 along with the settlement statement and itemization are missing from the loan file."	* Application Missing (Lvl 2) "The Final loan application is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "An operative index value is unable to be determined from the available loan files."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$12,734.83	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 and it was recorded on xx/xx/2007 under Bk/Pg#xx in favor of xx as a nominee for xx Company, LTD, LP. The chain of assignment has been completed as the xx is currently with “US xx NA in Its Individual Capacity but Solely as Trustee of the xx.”

There is one junior xx which was recorded in xx/xx/2007 under Bk/Pg#xx in the amount of xx in favor of xx as a nominee for xx Company, LTD, LP.

The subject xx is at second lien position as there is one HOA Lien on the subject property in favor of xx in the total amount of $xxxch was recorded on xx/xx/2012. The subject property is located in State of CA. There is a risk of the property to be getting foreclosed due to above unpaid lien. This can be cured if above unpaid lien will paid in full with unpaid interest and late fees.

The annual combined taxes of 2019 have been paid in the amount of $xxx prior year delinquent taxes have been found.

As per review of latest payment history as of xx/xx/2020 the loan is in delinquency for 5 months. The last payment was received on xx/xx/2020 in the amount of $xxx58 with interest rate of 4.00 % and P&I $xxx33 for the due date of xx/xx/2019. The next due date is xx/xx/2019. The current UPB reflected is in the amount of xx.	Collections Comments:The loan is active in bankruptcy. The debtor “xx” had filed bankruptcy under ch#13 with case# xx on xx/xx/2014. The POC was filed by subject creditor on xx/xx/2014 with the claim amount of xx and arrears are $xxxe plan was confirmed on xx/xx/2015. As per Schedule D of xxx dated xx/xx/2014 the amount of secured claim without deducting the value of collateral is xx and value of collateral is xx; therefore the unsecured portion is xx. As per plan dated xx/xx/2014 the debtor sxxpay directly to the subject creditor with monthly payment of $xxx11. On xx/xx/2018 xxx was filed by subject creditor; however, it was denied on xx/xx/2018. The trustee’s final report dated xx/xx/2020 does not reflect any payment made by debtor towards the subject creditor. Last filing date is xx/xx/2020.

the loan is in delinquency for 5 months. The last payment was received on xx/xx/2020 in the amount of $xxx58 with interest rate of 4.00 % and P&I $xxx33 for the due date of xx/xx/2019. The next due date is xx/xx/2019. The current UPB reflected is in the amount of xx.
The loan has been modified once since origination. The loan was modified with an effective date of xx/xx/2010 and according to the mod the new principal balance is xx with a step modification and the rate started from 2.00%. The borrower had given promise to pay P&I in the amount of $xxx80 which had begun from xx/xx/2011 with a new maturity date of xx/xx/2050. The rate changes in 3 steps ending at 4.000%.

As per comment dated xx/xx/2019 the property had damaged due to the loss on xx/xx/2019 and total claim in the amount of xx was received. The comment dated xx/xx/2019 reflects that the check#1625146482 in the amount of xx was received on xx/xx/2019. On xx/xx/2019 borrower stated that the 80.00% work has been completed. The latest comment dated xx/xx/2020 states that loss draft check was sent for approval in the amount of xx and payable to both borrower and contractor. The latest xxx Report dated xx/xx/2020 located at “xx” does not reflect damage to the property. No further information has been found regarding the damage/repair hence unsure whether the remaining 20.00% work has been completed or not.
The subject property is owner occupied.
No comments have been found regarding foreclosure proceedings on subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor “xx” had filed bankruptcy under ch#13 with case# xx on xx/xx/2014. The POC was filed by subject creditor on xx/xx/2014 with the claim amount of xx and arrears are $xxx. The plan was confirmed on xx/xx/2015. As per Schedule D of xxx dated xx/xx/2014 the amount of secured claim without deducting the value of collateral is xx and value of collateral is xx; therefore the unsecured portion is xx. As per plan dated xx/xx/2014 the debtor sxxpay directly to the subject creditor with monthly payment of $xxx11. On xx/xx/2018 xxx was filed by subject creditor; however, it was denied on xx/xx/2018. The trustee’s final report dated xx/xx/2020 does not reflect any payment made by debtor towards the subject creditor. Last filing date is xx/xx/2020.	The loan has been modified once since origination. The loan was modified with an effective date of xx/xx/2010 and according to the mod the new principal balance is xx with a step modification and the rate started from 2.00%. The borrower had given promise to pay P&I in the amount of $xxx80 which had begun from xx/xx/2011 with a new maturity date of xx/xx/2050. The rate changes in 3 steps ending at 4.000%.	Missing Required State Disclosures	2: Acceptable with Warnings	* Cash out purxxx(Lvl 2) "This is purxxxtransaction and as per Final HUD-1 cash to borrower is $xxx."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in CA State and the required disclosures are missing from the loan file.
Impound Account Disclosure
Cosigner Notice
Private xx Insurance Disclosure
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Settlement date is different from note date (Lvl 2) "As per Final HUD-1 settlement date is xx/xx/2007; however, loan was originated on xx."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xxhich was recorded on xx/xx/2007.
The chain of the assignment has been completed. Currently, the xx is with xxx xx xxx note in its individual capacity but solely as trustee for xxx X which was recorded on xx/xx/2019.
There are 3 state tax liens against borrower xx, in the favor of xx
First states tax lien is in the amount of $xxx is recorded on xx/xx/2016
Second state tax lien is in the amount of $xxx is recorded on xx/xx/2016
Third states tax lien is in the amount of xx which is recorded on xx/xx/2016
The combined annual taxes for the year of 2019 have been paid in the amount of $xxxelinquent taxes have been found for the prior year.	The review of payment history shows that the borrower has been delinquent for 7 months and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxthe due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrowers xx had filed bankruptcy under chapter- 13 with the case#xx on xx/xx/2019. The plan was confirmed on xx/xx/2019. The motion for relief from stay was filed on xx/xx/2019. The Proof of claim was filed on xx/xx/2019 with the claim amount of xx and the arrearage amount is $xxxhedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx however, the unsecured portion is xx. According to amended chapter plan, the debtor sxxpay $xxxmonth for the period of 60 months.
The review of payment history shows that the borrower has been delinquent for 7 months and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxthe due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.
The loan modification agreement was made between the borrowerxx. The borrower promises to make a monthly payment of $xxx the interest rate of 4.250% beginning from xx/xx/2017 till the maturity date of xx/xx/2057. The deferred balance amount is xx and the interest-bearing amount is xx. The New Principal Balance stated in the modification is xx.
A review of the collection comment shows no indication of post-closing foreclosure activity.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.

Update: As per the servicing comment dated xx/xx/2024, the bankruptcy was discharged on xx/xx/2024. No further information found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowers xx had filed bankruptcy under chapter- 13 with the case#xx on xx/xx/2019. The plan was confirmed on xx/xx/2019. The motion for relief from stay was filed on xx/xx/2019. The Proof of claim was filed on xx/xx/2019 with the claim amount of xx and the arrearage amount is $xxxschedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx however, the unsecured portion is xx. According to amended chapter plan, the debtor sxxpay $xxxmonth for the period of 60 months.	The loan modification agreement was made between the borrower xx and lenderxx. The borrower promises to make a monthly payment of $xxx the interest rate of 4.250% beginning from xx/xx/2017 till the maturity date of xx/xx/2057. The deferred balance amount is xx and the interest-bearing amount is xx. The New Principal Balance stated in the modification is xx.
Affiliated Business Disclosure HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. However, values are conidered from Loan closing sheet ( Doc: 578686739 - MG - Originations - CLOSING INSTRUCTIONS - - 212019_226736643, Pg#04)."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxicitly provided for
"Seller-Paid Points and Fees."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Alabama State. The following state disclosure is missing from the loan file.
Choice of Insurer"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with the lender xx. with xx.
The chain of assignment has been completed. The last assignment was done with U.S. xx xxx, Not In Its Individual Capacity, But Solely As Trustee Of The xx X which was recorded on xx/xx/2019 with Bk/Pg# xx.
There is a junior xx recorded against the property on xx/xx/2007 for the amount of $xxx.00 in the favor of xx. with the Bk/Pg#  xx.
There is a civil judgment recorded on prior to the xx on7/xx/1998 for the amount of $xxxn the favor of xx with the Bk/Pg# xx.
1st/ 2nd/ 3rd   town taxes for the year of 2020 have been paid in the total amount of $xxx8.
 4th town taxes for the year of 2020 have been due in the amount of $xxxcording to the review of the updated title report dated xx/xx/2020,  the annual utilities charges for the year of 2020 have been delinquent in the amount of $xxx57 with the good through date xx/xx/2020.
As per the review of the payment history, the borrower has been delinquent for 16 months and the next payment is due for xx/xx/2018. The last payment was received on xx/xx/2018 in the amount of $xxx42 which was applied for xx/xx/2018. The UPB is xx. The P&I is $xxx and PITI is $xxx42.	Collections Comments:The loan is currently in active foreclosure and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2018 in the amount of $xxx42 which was applied for xx/xx/2018.
The loan was modified twice since origination.
As per the collection comment dated xx/xx/2019, the reason for default is loss of income.

As per the collection comments review, the foreclosure was initiated. As per comment dated xx/xx/2019, the complaint was filed on xx/xx/2019. No further details have been found.

No information pertaining to bankruptcy has been found.

No damage or estimated repairs have been found. Collection comment dated xx/xx/2020, the subject property is vacant.

Foreclosure Comments:As per the collection comments review, the foreclosure was initiated. As per comment dated xx/xx/2019, the complaint was filed on xx/xx/2019. No further details have been found.

Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2016 between the borrower xx and the servicerxx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 4.000 % and the borrower promises to pay P&I in the amount of $xxx, beginning from xx/xx/2016. The maturity date as per modification is xx/xx/2056. There is no forgiven amount mentioned. The modification do not have Balloon provision The previous mod was made on xx/xx/2013.

Affiliated Business Disclosure
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Note
Notice of Servicing Transfer
Origination Appraisal	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State MA which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. However; the itemization is available & the values are updated as per itemization located at"578686421 - MG - Originations - TRUTH IN LENDING - - 1312019_225146254"."
* Note is missing or unexecuted (Lvl 3) "This is a conventional Adjustable rate xx however the ARM note is missing from the loan file. The loan is modified. The lost note affidavit is also not found in the loan file."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file & transmittal summary is located at "xx - Originations - UNDERWRITING APPROVAL -  - xx". The values are updated as per this."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file.
1. Lead-Based Paint Disclosure
2. xx Loan Application Disclosure
3. Carbon Monoxide Alarms
4. MA Smoke Detector Certificate
5. Notice of the Specific Reason for Denial of Credit
6. Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, in favor of xx xxx, xx recorded in Instrument# xx. The chain of assignment has been completed. The current assignment is with U.S. xx xxx, not in its individual capacity but solely as trustee for xx. There is a junior xx against the subject property which was originated on xx.00, in favor of xx recorded in Instrument# xx. No prior year delinquent taxes have been found.	As per the review of payment history as of xx/xx/2020, the borrower is delinquent with a loan for 10 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for due date xx/xx/2019. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 5.125%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per the payment history as of xx/xx/2020, the borrower is delinquent with a loan for 10 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for due date xx/xx/2019. The current UPB reflected as per the payment history is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
The reason for default/ subject property occupancy is not mentioned in collections comments.
No foreclosure details are available from the loan file or collections comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Update: No additional information found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower “xx” had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2017. The POC was filed on xx/xx/2017 with secured claim in the amount of xx and the arrearage amount of $xxx The plan was confirmed on xx/xx/2018.The debtor sxxpay pay the trustee $xxxfor 60 months under Chapter 13. There is no comment indicating a cram-down. The date of last filing is xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.  The annual percentage rate (APR) is 5.572%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. TILA APR Test: Loan Data 0.000% Comparison Data 5.572% Variance -5.572%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per updated title report dated xx/xx/2020 the subject xx was originated on xx.00, with xx, xx
The chain of assignment has been completed.
No active judgments or liens have been found.
Annual Combined taxes for the year of 2019 have been paid in the amount $xxx prior year delinquent taxes have been found.

According to the payment history, the borrower has been delinquent for 4 months and the next due date for payment is xx/xx/2019. The last payment was received on10/xx/2019 in the amount of $xxx which was applied for xx/xx/2019.The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and next due date for the payment is xx/xx/2019.
According to the payment history, the borrower has been delinquent for 4 months and the next due date for payment is xx/xx/2019. The last payment was received on10/xx/2019 in the amount of $xxx which was applied for xx/xx/2019.The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined.
As per the servicing comments, current occupancy of the subject property is unable to be determined. No damages or repairs are found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter- 13 with the case#xx on xx/xx/2018. The POC was filed on xx/xx/2018. The amount of secured claim is xx and the arrearage amount is $xxxe plan was confirmed on xx/xx/2019. The date of last filing is xx/xx/2018
This loan modification agreement was made between (borrower)xx (Lender) xx, on xx/xx/2014.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 4.625%  and new P&I in the amount of $xxx beginning from xx/xx/2014 till the maturity date xx/xx/2054. There is no provision for the balloon payment.

Affiliated Business Disclosure HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/Estimated HUD/Itemization is missing from the loan file."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx. in the amount of xx.
The chain of assignment has been completed. The latest assignment is from U.S. xx xxx, NOT IN ITS INDIVIDUAL CAPACITY BUT SOLELY AS TRUSTEE FOR xx recorded on xx/xx/2019.
No active judgments or liens found.
1st installment of xx taxes for the year of 2020 has been due in the amount of $xxx the due date xx/xx/2020.
2nd installment of xx taxes for the year of 2020 has been due in the amount of $xxx the due date xx/xx/2020.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx45 and PITI is in the amount of $xxx05. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020. The P&I is in the amount of $xxx45. The UPB reflected as per the payment history is in the amount of xx.

The reason for default of the borrower is unable to be determined. The subject property has been occupied by the owner. No comments have been found for damages or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2014. The POC was filed on xx/xx/2014, the POC amount is xx and the arrearage amount is $xxxe debtor sxxpay to the trustee $xxx per Month for 60 months. Plan was confirmed on xx/xx/2014. Case was discharged on xx/xx/2019.	This is conventional fixed rate xx with P&I of $xxx50 with the rate of interest 6.75000 % and a maturity date of xx/xx/2038. The P&I as per payment history is the $xxx45 and the rate of interest is 4.750%. However, there is decreased in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. As per collection comment dated xx/xx/2019, the loan has been modified with a modified principal balance of $xxx.34. The modification effective date is xx/xx/2020 and matures on xx/xx/2060. Interest rate is 4.750 and PITI is $xxxhe modification document is not found in the loan file.	Affiliated Business Disclosure HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD-1 along with estimated HUD-1 and itemization is missing in the loan file."	* Missing Appraisal (Lvl 2) "An appraisal report is missing from the loan file"
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Washington state.
The following disclosures are missing from the loan file:
1. Construction Lien Disclosure
2. xx Loan Servicing Disclosure
3. Choice of Insurance Notice
4. PurxxxMoney Residential xx Loan Closing Valuation Disclosure
5. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of service transfer is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 in favor of xx as nominee for xx.
The chain of assignment has been completed as the subject xx is with the lender, "U.S. xx xxx, Not in its individual capacity but solely as trustee for the xx" which was recorded on xx/xx/2019.
There is an active junior xx available in the updated title report against the property in the amount of xx in favor of "xx" and it was recorded on xx/xx/2007.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The 1st installment of xx tax for 2019 has been paid off in the amount of $xxxxx/xx/2019 and 2nd installment of $xxxdue on xx/xx/2019.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2020, the borrower is currently delinquent for 3 months and the next due date for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx16 which includes P&I $xxx18 with the rate of interest 4.00%, which was applied for the due date of xx/xx/2019. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in bankruptcy. As per the payment history tape data as of xx/xx/2020, the borrower is delinquent with the loan for 3 months and the next due for the regular payment is xx/xx/2019. The last payment was received in the amount of $xxx18 which was applied for xx/xx/2019. The UPB reflected in the payment history is in the amount of xx.
Unable to determine the reason for the default of the borrower from the available servicing comments.
No foreclosure activity has been noticed in the available servicing comments.
No modification, forbearance details are available in recent collections comments.
As per the comment dated xx/xx/2019, the subject property has been occupied by the unknown party. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the borrower “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2019 and the plan was confirmed on xx/xx/2020. The POC(xx) was filed by the creditor U.S. xx xxx, not in its individual capacity but solely as Trustee xxX on xx/xx/2019 with the POC amount of xx and the amount of arrearage is $xxxe first amended POC(xx) was filed on xx/xx/2019 with the same amount of claim xx and arrearage of $xxx the second amended POC(xx) on xx/xx/2020 with the POC amount of xx and amount of arrearage is $xxx per the order confirming chapter 13 plans the debtor was supposed to pay to the trustee for 60 months. The 1-8 months for the amount of $xxx00, 9-11 amount of $xxx00 and 12-60 in the amount of $xxx00. No comment has been found indicating a cram-down. The last filing date of bankruptcy was xx/xx/2020.	The Loan modification agreement was made on xx/xx/2013, between the borrowers “xx” and the lender “xx.”. The borrower promises to make a monthly payment of $xxx18 with the rate of interest 4.00%, beginning from xx/xx/2013 till the maturity date of xx/xx/2053. The new principal balance stated in the Modification is in the amount of xx. The loan has been modified once since origination.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with estimated HUD-1, Fee itemization and closing instructions are missing from the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.xx with xx of xxx and it was recorded on xx/xx/2009 with the instrument#xx.
The chain of xx assignment has been completed. Currently, the xx assignment is with xxx xx xxx, Not in Its Individual Capacity but Solely as Trustee for the xx and was recorded on xx/xx/2019.
There is a junior xx open against the subject property in the favor of xx in the amount of xx which was recorded on xx/xx/2007. The subordination agreement was made with subject xx on xx/xx/2009 and it was recorded xx/xx/2010 with instr# xx.
No active judgments or liens have been found.
First xx taxes of 2019 have been paid in the amount of $xxxnd xx taxes of 2019 are due on xx/xx/2020 in the amount of $xx	The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The loan is in delinquency for 7 months. The last payment was received on xx/xx/2019 in the amount of $xxxit was applied for the due date of xx/xx/2019. The current P&I is $xxxinterest rate is 4.00%. The current unpaid principal balance is in the amount of xx and modification deferred balance in the amount of $xxx	Collections Comments:Available servicing comment and documents in file reveal that loan is in foreclosure.
The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The loan is in delinquency for 7 months. The last payment was received on xx/xx/2019 in the amount of $xxxit was applied for the due date of xx/xx/2019.
Available servicing comment and documents in file reveal that loan is in foreclosure since 2019. Comment dated xx/xx/2019 states that the foreclosure referred to attorney was completed on xx/xx/2019. Foreclosure complaint (xx) was filed on xx/xx/2019 with case # xx and the lis pendens was filed on same day. Comment dated xx/xx/2019 states that the service was completed on xx/xx/2019. Telephone conference (xx) has been set on xx/xx/2020. No further details have been found.
According to the xxx, xx (borrower) had filed bankruptcy under chapter-7 with the case# xx on xx/xx/2019. Schedule D in xxx dated xx/xx/2014 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. This case was dismissed on xx/xx/2019 and it was terminated on xx/xx/2019.
According to collection comment, no damages or repairs have been found.
According latest exterior xxx Report (xx) dated xx/xx/2019, the subject property was occupied by owner and the property was in average condition. No damages and estimated repairs have been noted.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2019. Comment dated xx/xx/2019 states that the foreclosure referred to attorney was completed on xx/xx/2019. Foreclosure complaint (xx) was filed on xx/xx/2019 with case # xx and the lis pendens was filed on same day. Comment dated xx/xx/2019 states that the service was completed on xx/xx/2019. Telephone conference (xx) has been set on xx/xx/2020. No further details have been found.
Bankruptcy Comments:According to the xxx, xx (borrower) had filed bankruptcy under chapter-7 with the case# xx on xx/xx/2019. Schedule D in xxx dated xx/xx/2014 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. This case was dismissed on xx/xx/2019 and it was terminated on xx/xx/2019.	The loan modification agreement was made between the borrower xx and the lender xx of xxx on xx/xx/2018 with the new modified unpaid principal balance is xx. From UPB, the principal balance was deferred in the amount of $xxxterest bearing amount was xx with interest rate 4.00% and the modified P&I was $xxxrst modified payment due date was xx/xx/2018 and the maturity date will be xx/xx/2058.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required Disclosures Note Notice of Servicing Transfer Origination Appraisal	3: Curable	* Note is missing or unexecuted (Lvl 3) "The original note/copy of Note is missing from the loan file. The lost note affidavit is also not found in the loan file.
The loan modification agreement (xx.pdf pg#34) was made between the borrower xxx and xx of xxx on xx/xx/2018."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.A. for the amount of xx which was recorded on xx/xx/2010. The chain of the assignment has been completed. The last assignment is with U.S. xx xxx, not in its individual Capacity but solely as trustee for the xx which was recorded on xx/xx/2019.
There is one subordinated xx originated on xx. for the amount of xx which was recorded on xx/xx/2006. The subordination agreement was recorded on xx/xx/2010 and the same agreement was re-recorded on xx/xx/2011 to correct the subject loan amount. The last assignment is with The xx of xx FKA the xx of xx as Trustee for xx of The xx., Home Equity Loan Asset-Backed Certificates, and Series 2006-S5.
First and second installments of combined taxes for the year of 2019 have been paid in the amount of $xxx prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2020, the loan has been in delinquency for 4 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx25 (PITI) which was applied for the due date of xx/xx/2019. The UPB is reflected in the amount of xx. The current interest rate is 5.625 % and P&I is $xxx.	Collections Comments:The loan is currently in bankruptcy and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx25 (PITI) which was applied for the due date of xx/xx/2019. The UPB is reflected in the amount of xx. The current interest rate is 5.625 % and P&I is $xxx.
No foreclosure activity has been found in the collection comment.
The loan has not been modified since the origination.
The borrower, "xx" had filed the bankruptcy under chapter 13 with the case# on xx on xx/xx/2016. The plan was confirmed on xx/xx/2016.
According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. Hence, unsecured portion is reflected as xx.
POC has been filed by the creditor, "xx xxx, xx" for the secured claim amount of xx and the amount of arrearage of $xxxon xx/xx/2016. Deadline to file POC is xx/xx/2016.

According to chapter 13 plan dated xx/xx/2016, under class three, the debtor sxxpay the arrearage in the amount of $xxx. According to modification of plan dated xx/xx/2016, the first payment sxxbe in the sum of $xxx. In second month, the debtor’s plan payment will resume at $xxx00.
According to comment dated xx/xx/2018, the review for status of funds of property claim was submitted. According to comment dated xx/xx/2018, work for tin crafters and heating and air conditioning has been completed. According to comment dated xx/xx/2018, the additional funds in the amount of $xxx00 have been rexxed. The comment dated xx/xx/2018 states that the borrower needs more funds to do more work. According to comment dated xx/xx/2019, the borrower has received in the amount of $xxx43 out of $xxx00 of claim amount. No further comment has been found stating the remaining work has been completed or not.
Current occupancy of the subject property are unable to determine from the collection comment.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter 13 with the case# on xx on xx/xx/2016. The plan was confirmed on xx/xx/2016.
According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. Hence, unsecured portion is reflected as xx.
POC has been filed by the creditor, "xx xxx, xx" for the secured claim amount of xx and the amount of arrearage of $xxxon xx/xx/2016. Deadline to file POC is xx/xx/2016.
According to chapter 13 plan dated xx/xx/2016, under class three, the debtor sxxpay the arrearage in the amount of $xxxcording to modification of plan dated xx/xx/2016, the first payment sxxbe in the sum of $xxx. In second month, the debtor’s plan payment will resume at $xxx00.
Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxLA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Indiana State. The following required state disclosures are missing from the loan file.
1. Hazard Insurance Disclosure
2. Federal Consumer Credit Protection Act Disclosure
3. Insurance Freedom of Choice Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx which was recorded on xx/xx/2003. The chain of assignment has been completed. The last assignment was done fromxxxxx xxx as Trustee for xx, By xx, to xxx xx xxx, not in its individual capacity but solely as Trustee of xxx X which was recorded on xx/xx/2020.
There are no judgments and liens found against the borrower and the subject property.
 The 2019 xx annual taxes have been paid in the amount of $xxxdelinquent taxes are found.
The review of payment history as of xx/xx/2020 shows that the borrower has been delinquent for 17 months and next due date is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxx an interest rate of 3.995% which was applied for xx/xx/2018. The UPB reflected in the payment history is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in Foreclosure.
The borrower has been delinquent for 17 months and next due date is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxx an interest rate of 3.995% which was applied for xx/xx/2018. The UPB reflected in the payment history is in the amount of xx.

As per the review of collection comments the current status of the loan is in foreclosure. The collection comment dated xx/xx/2018 stated that the file was referred to an attorney on xx/xx/2018.  The collection comment dated xx/xx/2018 stated that the foreclosure complaint was filed was filed on xx/xx/2018 and service was completed on xx/xx/2018. The complaint reference document located at “xx” which was recorded on xx/xx/2018. The collection comment dated xx/xx/2018 stated that the foreclosure case was dismissed by court due to long term hold. The collection comment dated xx/xx/2018 stated that the firm filed a rexx to re-open the case.  The reference for document is located at “xx” which indicates the order of dismissal was filed on xx/xx/2019. The collection comment dated xx/xx/2020 stated that the foreclosure actions were placed on hold due to loss mitigation.

This Fixed modification agreement was made between the borrower xx with thexx on xx/xx/2016 and the new modified principle balance is in the amount of xx in which xx is deferred. In addition, xx of the deferred principal balance is eligible for forgiveness. The interest bearing balance is xx. The borrower promises to pay the monthly P&I of $xxx the interest rate 3.995%; beginning from xx/xx/2016, the new maturity date is xx/xx/2033.
The collection comment dated xx/xx/2020 stated that the reason for default is started a business. The subject property is owner-occupied. There are no comments found related to subject property condition.

Update: No additional information found in recent collection comments.

Foreclosure Comments:As per the review of collection comments the current status of the loan is in foreclosure. The collection comment dated xx/xx/2018 stated that the file was referred to an attorney on xx/xx/2018.  The collection comment dated xx/xx/2018 stated that the foreclosure complaint was filed was filed on xx/xx/2018 and service was completed on xx/xx/2018. The complaint reference document located at “xx” which was recorded on xx/xx/2018. The collection comment dated xx/xx/2018 stated that the foreclosure case was dismissed by court due to long term hold. The collection comment dated xx/xx/2018 stated that the firm filed a rexx to re-open the case.  The reference for document is located at “xx” which indicates the order of dismissal was filed on xx/xx/2019. The collection comment dated xx/xx/2020 stated that the foreclosure actions were placed on hold due to loss mitigation.
Bankruptcy Comments:As per xxx xx(Debtor) had filed bankruptcy under chapter 7 plan case# xx on xx/xx/2010.
As per the xxx, schedule D is the Amount of claim without deducting the value of the collateral is $xxxValue of collateral $xxxcured portion is $xxxptcy document does not reflect cram down. The Debtor was discharged on xx/xx/2010 and the case was terminated on xx/xx/2010.
This Fixed modification agreement was made between the borrower xx with thexx on xx/xx/2016 and the new modified principle balance is in the amount of xx in which xx is deferred. In addition, xx of the deferred principal balance is eligible for forgiveness. The interest bearing balance is xx. The borrower promises to pay the monthly P&I of $xxx the interest rate 3.995%; beginning from xx/xx/2016, the new maturity date is xx/xx/2033.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/settlement statement and itemization of fees are missing from the loan file."	* Annual Percentage Rate less than Stated Original Rate (Lvl 2) "Final TIL is missing from the loan file, hence APR is considered as 0.00% which is less than the stated original rate is 7.990%."
* Application Missing (Lvl 2)     "Final loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "An operative index value is unable to be determined from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 and it was recorded on xx/xx/2001 under Bk/Pg#xx in favor of xx Company. The chain of assignment has not been found. The current assignee is xx Loan.
There are 4 junior mortgages active against the subject property as follow.
First was recorded on xx/xx/2004 in the amount of xx in favor of xx xx.
Second was recorded on xx/xx/2005 in the amount of $xxxfavor of xx.
Third was recorded on xx/xx/2009 in the amount of $xxxfavor of xx.
Fourth was recorded on xx/xx/2007 in the amount of $xxxfavor of xx.

No active judgments or liens have been found against the borrower or subject property.
Annual xx and Town taxes of 2020 are due in the amount of $xxx $xxxpectively.	As per review of latest payment history as of xx/xx/2020 the loan is in delinquency for 18 months. The last payment was received on xx/xx/2018 in the amount of $xxx with interest rate of 2.00 % and P&I $xxxfor the due date of xx/xx/2018. The next due date is xx/xx/2018. The current UPB reflected is in the amount of xx and deferred balance is $xxx76.	Collections Comments:The loan is active in foreclosure. According to the servicing comments the foreclosure proceedings were initiated on the property and the comment dated xx/xx/2019 states that file was referred to attorney on xx/xx/2018. As per comment dated xx/xx/2019 foreclosure was put on hold due loss mitigation as the trial plan offered to borrower. The latest comment dated xx/xx/2020 reflects that the loan is still on hold due to loss mitigation and pending the trial payments to be made on account. No further details have been found regarding further foreclosure proceedings.

The loan is in delinquency for 18 months. The last payment was received on xx/xx/2018 in the amount of $xxx with interest rate of 2.00 % and P&I $xxxfor the due date of xx/xx/2018. The next due date is xx/xx/2018. The current UPB reflected is in the amount of xx and deferred balance is $xxx76.
This is conventional fixed rate xx with P&I of $xxx and the rate of interest 11.175% and a maturity date of xx/xx/2016. The P&I as per payment history is the $xxxand rate of interest is 2.00%, however, there is a reduction in P&I and interest rate with respect to Note data which seems that there would be a possible modification. But the modification document is missing from the loan file. The provided tape data reflects that the loan was modified on xx/xx/2018. The available comments do not reflect the evidence of mod.

No evidences have been found in latest 24 months servicing comments regarding bankruptcy filing.

Foreclosure Comments:According to the servicing comments the foreclosure proceedings were initiated on the property and the comment dated xx/xx/2019 states that file was referred to attorney on xx/xx/2018. As per comment dated xx/xx/2019 foreclosure was put on hold due loss mitigation as the trial plan offered to borrower. The latest comment dated xx/xx/2020 reflects that the loan is still on hold due to loss mitigation and pending the trial payments to be made on account. No further details have been found regarding further foreclosure proceedings.
Bankruptcy Comments:Not Applicable	This is conventional fixed rate xx with P&I of $xxx and the rate of interest 11.175% and a maturity date of xx/xx/2016. The P&I as per payment history is the $xxxand rate of interest is 2.00%, however, there is a reduction in P&I and interest rate with respect to Note data which seems that there would be a possible modification. But the modification document is missing from the loan file. The provided tape data reflects that the loan was modified on xx/xx/2018. The available comments do not reflect the evidence of mod.	Affiliated Business Disclosure Note Origination Appraisal Right of Rescission	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "Original Note is missing from the loan file. As per provided tape data and payment the loan was modified on xx/xx/2018 and also there is variance in P&I and interest rate with respect to Note terms but the modification documents is also missing from the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "Appraisal Report at origination is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 which was recorded on xx/xx/2007 with xx, xx The chain of assignment has been completed. No active judgments or liens have been found. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is not making payments regularly. The borrower is delinquent for more than 120 days. The last payment was received on xx/xx/2020 in the amount of $xxx30 that was applied for the due date of xx/xx/2019. The next payment is due on xx/xx/2019. As per payment history, the current UPB is xx.	Collections Comments:The loan is in active bankruptcy. The debtor xx had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2015. According to Schedule D of xxx dated xx/xx/2015, the amount of claim without deducting the value of collateral is xx and the value of collateral supporting the claim is xx, therefore, the unsecured claim is in the amount of xx. The plan was confirmed on xx/xx/2016. As per Trustee's Motion to Modify Confirmed Plan chapter 13 dated xx/xx/2016, the debtor sxxpay $xxx67 for 9 months from xx/xx/2015 to xx/xx/2016 and $xxx14 for 1 months from xx/xx/2016. A motion to dismiss case was filed on xx/xx/2019 because plan payments to the trustee have not been made as proposed. The POC was filed on xx/xx/2016 with POC amount of xx and amount of arrearage is $xxx foreclosure activities have been found. The borrower is not making payments regularly. The borrower is delinquent for more than 120 days. The last payment was received on xx/xx/2020 in the amount of $xxx30 that was applied for the due date of xx/xx/2019. The next payment is due on xx/xx/2019. No comments have been found regarding occupancy and condition of subject property.

Update:
As per the comments dated xx/xx/2024, foreclosure was initiated and referred to an attorney. According to comments on xx/xx/2024, the foreclosure sale was set for xx/xx/2024. Publication was started on xx/xx/2024. The foreclosure sale was cancelled on xx/xx/2024 due to reinstatement. No further information was found. According to comments on xx/xx/2022, the borrower stated that during COVID payments that were coming out of his account for the payments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx White had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2015. According to Schedule D of xxx dated xx/xx/2015, the amount of claim without deducting the value of collateral is xx and the value of collateral supporting the claim is xx, therefore, the unsecured claim is in the amount of xx. The plan was confirmed on xx/xx/2016. As per Trustee's Motion to Modify Confirmed Plan chapter 13 dated xx/xx/2016, the debtor sxxpay $xxx67 for 9 months from xx/xx/2015 to xx/xx/2016 and $xxx14 for 1 months from xx/xx/2016. A motion to dismiss case was filed on xx/xx/2019 because plan payments to the trustee have not been made as proposed. The POC was filed on xx/xx/2016 with POC amount of xx and amount of arrearage is $xxx	This is conventional ARM rate xx with P&I of $xxxth the rate of interest 10.25% and a maturity date of xx/xx/2037. The P&I as per payment history is the $xxx and rate of interest is 6%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification.
As per tape data, the loan has been modified on xx/xx/2010. No modification information has been found in the comments.

However, Modification agreement is missing in the file.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required Disclosures Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease risk indicator is moderate as loan is failing for State Regulations Restricted Fees."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. 0180-17-07(2))
The xx loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the xxe Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and sxxbe grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing in the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Origination appraisal is missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Documents supporting operative index value are missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business form is missing in the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx and it was recorded on xx/xx/2002 under Bk/Pg#xx in favor of xx as a nominee for xx. The chain of assignment has been completed as the xx is currently withxxxxx xxx, Not in Its individual capacity, But Solely as Trustee of xxx X.
There is one junior xx which was recorded on xx/xx/2002 in the amount of $xxxvor of xx.

There is one active judgment in the amount of $xxx was recorded on xx/xx/2014 in favor of xx.

The annual xx taxes for 2019 have been paid in the amount of $xxxrior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2020 the loan is in delinquency for 13 months. The last payment was received on xx/xx/2020 in the amount of $xxx interest rate of 4.250% and P&I $xxxthe due date of xx/xx/2018. The next due date is xx/xx/2019. The current UPB reflected is in the amount of xx and the deferred balance is xx.	Collections Comments:The loan is active in bankruptcy. The debtor “xx” had filed bankruptcy under ch#13 with case# xx on xx/xx/2018. The plan was confirmed on xx/xx/2018. As per Schedule D of xxx dated xx/xx/2018 the amount of secured claim without deducting the value of collateral is xx and value of collateral is xx; therefore the unsecured portion is $xxxC was filed by subject creditor on xx/xx/2018 with the claim amount of xx and arrears are xx. As per plan dated xx/xx/2018 the debtor sxxcure arrears through the plan in the total amount of xx with monthly payment of $xxxs filed by subject creditor xx Servicing on xx/xx/2019. Trustee had filed Motion to Dismiss on xx/xx/2020 due to failure of making the payments. On xx/xx/2020 order denying xxx was entered stating that BK rule 4001 (a)(3) sxxnot apply and allowed the right to renew the lift stay. Debtor has filed objection to Motion to Dismiss on xx/xx/2020 stating that debtor has resumed the payments and the Motion was denied on xx/xx/2020.

As per xxx report husband of debtor "xx" had filed bankruptcy on xx/xx/2019 with case#xx under ch#7. The bankruptcy was discharged and terminated on xx/xx/2019.

The loan is in delinquency for 13 months. The last payment was received on xx/xx/2020 in the amount of $xxx interest rate of 4.250% and P&I $xxxthe due date of xx/xx/2018. The next due date is xx/xx/2019. The current UPB reflected is in the amount of xx and the deferred balance is xx.
The loan has been modified once since origination. The mod was made on an effective date of xx/xx/2015 between the (borrower) xx and the (lender) xx , xx. As per mod new principal balance is xx. The borrower had given promise to pay P&I in the amount of $xxx new interest rate of 4.250%. The first payment had begun from xx/xx/2015 and ends with the maturity date of xx/xx/2032. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. Hence the UPB that has been amortized as an interest bearing amount xx.

No comments have been found regarding foreclosure proceedings.
As per latest xxx Report dated "xx" the subject property is owner occupied. No visible damages were reported.

Update:
As per the comments dated xx/xx/2022, the bankruptcy was filed by the borrower in 2018 with case #xx and an order confirming the chapter 13 plan. According to comments on xx/xx/2022, notice of final cure payment was filed on xx/xx/2022. On xx/xx/2022, bankruptcy was discharged on xx/xx/2022. The reason for delinquency is excessive obligations on xx/xx/2024. No further information was found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor “xx” had filed bankruptcy under ch#13 with case# xx on xx/xx/2018. The plan was confirmed on xx/xx/2018. As per Schedule D of xxx dated xx/xx/2018 the amount of secured claim without deducting the value of collateral is xx and value of collateral is xx; therefore the unsecured portion is $xxxC was filed by subject creditor on xx/xx/2018 with the claim amount of xx and arrears are xx. As per plan dated xx/xx/2018 the debtor sxxcure arrears through the plan in the total amount of xx with monthly payment of $xxxs filed by subject creditor xx Servicing on xx/xx/2019. Trustee had filed Motion to Dismiss on xx/xx/2020 due to failure of making the payments. On xx/xx/2020 order denying xxx was entered stating that BK rule 4001 (a)(3) sxxnot apply and allowed the right to renew the lift stay. Debtor has filed objection to Motion to Dismiss on xx/xx/2020 stating that debtor has resumed the payments and the Motion was denied on xx/xx/2020.

As per xxx report husband of debtor "xx" had filed bankruptcy on xx/xx/2019 with case#xx under ch#7. The bankruptcy was discharged and terminated on xx/xx/2019.	The loan has been modified once since origination. The mod was made on an effective date of xx/xx/2015 between the (borrower) xx and the (lender) xx , xx. As per mod new principal balance is xx. The borrower had given promise to pay P&I in the amount of $xxx new interest rate of 4.250%. The first payment had begun from xx/xx/2015 and ends with the maturity date of xx/xx/2032. The borrower had also given the promise to pay the deferred balance in the amount of xx on the maturity date. Hence the UPB that has been amortized as an interest bearing amount xx.	Affiliated Business Disclosure Final Truth in Lending Discl. Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk Indicator is Moderate as this loan failed TILA APR Test and Prepayment Term Test.
TILA APR Test: FAIL loan data: 0.000% comparison data: 10.797% variance: -10.797%.
Prepayment Term Test: FAIL loan data: 24Months comparison data: 0Months variance: 24Months."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.
Prepayment Term Test: FAIL loan data: 24Months comparison data: 0Months variance: 24Months."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 10.797%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: FAIL loan data: 0.000% comparison data: 10.797% variance: -10.797%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final Truth in lending is missing from the file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form disclosure is missing from the file."		Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2005.
The chain of assignment has been completed. The last assignment was done from xx
National Trust Company, as Trustee for xx to U.S. xx xxx as trustee of xx which was recorded on xx/xx/2018.
There is a junior xx active in the favor of Intervale xx in the amount of  xx recorded on xx/xx/2005 Instr| Book/Page#xx.
There are no judgments and liens found against the borrower and the subject property.
The combined annual installment taxes for the year 2017 have been paid under bankruptcy in the amount of $xxx The combined annual installment taxes for the year 2019 have been paid in the amount of $xxxdelinquent taxes are found.
The review of payment history as of xx/xx/2020 shows that the borrower is currently delinquent for 13 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxx with an interest rate of 4.660%. The current P&I is $xxx and PITI is $xxx. The UPB reflected in the payment history is in the amount of xx.	Collections Comments:As per the review of collection comments the current status of the loan is in active bankruptcy. The review of payment history as of xx/xx/2020 shows that the borrower is currently delinquent for 13 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxx with an interest rate of 4.660%. The current P&I is $xxx and PITI is $xxx. The UPB reflected in the payment history is in the amount of xx.The reason for default is unable to be determined. There are no comments found related to the subject property condition. No comments have been found for damages or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under Chapter-13 with Case# xx on xx/xx/2017. The POC was filed on xx/xx/2018, with the claim amount of xx and the arrearage amount is $xxxe Chapter 13 plan was confirmed on xx/xx/2018. The debtor sxxpay to the trustee the sum of $xxx00 per month starting with July payment under chapter 13 plan. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. There are no comments for the cram-down and surrender of the property. The last filing date is xx/xx/2020.	The modification agreement made between borrower xx andxx (“Lender”) on xx/xx/2015. As per the modified term, the new principal balances xx. The borrower promises to pay initial payment of $xxx monthly with a modified interest rate of 4.66586% beginning from xx/xx/2015 after it will commence payments of principal and interest in the amount of $xxx beginning from xx/xx/2015 to each succeeding month until all amounts owed under note and modification are paid in full with a maturity date of xx/xx/2035. The loan modification contains a balloon provision of the amount xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "GSE (xx public guidelines) Points and Fees Test: FAIL
Loan Data: $xxx00  Comparison Data: $xxx00   Variance: +$xxx00

GSE (Freddie Mac public guidelines) Points and Fees Test: FAIL
Loan Data : $xxx00  Comparison Data : $xxx00   Variance: +$xxx00

Origination Fee First Lien Test: FAIL
Loan Data: $xxx00  Comparison Data: $xxx   Variance: +$xxx00

Broker Fees Test: FAIL
Loan Data: $xxx00  Comparison Data: $xxxVariance:  +$xxx00

Origination Fee & Broker Fee Test: FAIL
Loan Data: $xxx00 Comparison Data:  $xxx   Variance: +$xxx00"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the broker fees test due to one or more of the following findings.
This loan failed the origination fee and broker fee test."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Missouri State. The following required state disclosures are missing from the loan file.
1. MO Collateral Protection Act Notice
2. Borrower's Choice of Insurer orAgent"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "An operative index value is unable to determine to form the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows that subject property was recorded on xx as nominee for xxx xx Express xx.
The chain of assignment has not been completed as currently the assignment is with xx Pass-Through Certificates, Series 2006-1. But, it should be with xxx.
Active Judgments and Liens;
1) One state tax lien found pending against the borrower xx recorded on xx/xx/1991 in the amount of $xxxch is in the favor of xx.
2) There are 12 criminal judgments (Civil judgments) against the borrower xx recorded on different dates totaling in the amount of $xxx are in the favor of xx.
3) One civil judgment found pending against the borrower xx et al recorded on xx/xx/2017 in the amount of xx which is in the favor of xx.
Property Tax Status;
1) Annual combined taxes for the year of 2019 have been paid in the amount of $xxx/xx/2019.
No prior year delinquent taxes have been found pending.
According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 14 months. The last payment received on xx/xx/2020, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per the payment history as of xx/xx/2020, the borrower is currently delinquent for 14 months. The last payment received on xx/xx/2020, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx. Loan Modification agreement was made between borrower “xx” and lender “xx.”
The loan was modified with an effective date of xx/xx/2012 and a new principal balance of xx to a step rate starting at 2.000 % and a P&I payment of $xxx began from xx/xx/2012 with a new maturity date of xx/xx/2035.  The  rate is in 3 steps ending with 3.625%.
The borrower agrees to pay the amount of xx as deferred balance on the maturity date xx/xx/2035. The UPB that has been amortized is xx  as an interest bearing amount.
The reason for default is unemployment and decreased income. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
 According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2017.
The plan was later confirmed on xx/xx/2018.

Update:
As per the comments dated xx/xx/2022, the bankruptcy was filed by the borrower in 2017 with case #xx, and notice of final cure payment was filed. According to comments on xx/xx/2022, bankruptcy has been open for 52 months. On xx/xx/2023, the bankruptcy case was discharged. According to comments on xx/xx/2023, bankruptcy was discharged on xx/xx/2023 and terminated on xx/xx/2023. No further information was found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to xxx, the borrower xx had filed  bankruptcy under chapter-13 with the case# xx on xx/xx/2017. The plan was later confirmed on xx/xx/2018.
The POC was filed on xx/xx/2018 in the claim amount of xx with arrearage in the amount of $xxxedule D under xxx filed on xx/xx/2017 shows amount of claim without deducting the value of collateral is xx, value of collateral that the supports the claim is xx and unsecured portion is in the amount of xx.
Loan Modification agreement was made between borrower “xx” and lender “xx.”
The loan was modified with an effective date of xx/xx/2012 and a new principal balance of xx to a step rate starting at 2.000 % and a P&I payment of $xxx began from xx/xx/2012 with a new maturity date of xx/xx/2035.  The  rate is in 3 steps ending with 3.625%.
The borrower agrees to pay the amount of xx as deferred balance on the maturity date xx/xx/2035. The UPB that has been amortized is xx as an interest bearing amount.	Affiliated Business Disclosure
Credit Application
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD is missing from the loan file. But, itemization of points and fees is available in the loan file located at xx - MG - Originations - TRUTH IN LENDING - - 142019_221348293 pg#5."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report  is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to calculate operative index value from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx which is held by xx as Nominee forxx., and was recorded on xx/xx/2004.
The chain of the assignment has been completed. Currently, the assignment is with xxx xx xxx, Not In Its Capacity, But Solely As Trustee Of xxx X which was recorded on xx/xx/2019.
There is a total of 11 HOA liens against the subject property which is held by xx for the total amount of xx which was recorded on different dates.
The xx first installment taxes for the year 2019 have been paid for $xxxhe second installment is due in the amount of $xxxprior years delinquent taxes have been found.
The payment history as of xx/xx/2020, the loan is in delinquency for 18 months and the next due date for the payment is xx/xx/2018. The last payment was received in the amount of $xxxx/xx/2020 which is applied to xx/xx/2018. The current P&I is $xxxPITI is $xxxterest rate is 2.000%. The current UPB is xx. The borrower has been making payments as per loan modification agreement dated xx/xx/2015.	Collections Comments:The loan is in active bankruptcy and the next due date for the payment is xx/xx/2018. The last payment was received in the amount of $xxxx/xx/2020 which is applied to xx/xx/2018. The current P&I is $xxxPITI is $xxxterest rate is 2.000%. The current UPB is xx. The borrower has been making payments as per loan modification agreement dated xx/xx/2015.
The loan modification agreement was made between the borrower xx on xx/xx/2015. The new modified principal balance is xx and the deferred balance is xx. Hence, the Interest-Bearing Principal balance is xx. The payments begin from xx/xx/2015 and the stated maturity date is xx/xx/2034.
The borrower is behind the scheduled payment hence asking for workout options. According to comment dated xx/xx/2019, the new loan modification plan has been offered to the borrower. As per this new plan the UBP is $xxxthe deferred principal balance is in the amount of xx. The new interest rate is 4.75%. The trial payment is due from xx/xx/2019 to xx/xx/2019 and the monthly payment is $xxxw maturity will be xx/xx/2059. The modifications have a provision for balloon payment which is for xx. No further information is available.
The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. The schedule-D of xxx reflects xx as unsecured portion out of claim amount xx. The POC was filed by the creditor xx Servicing with claim#13-1 for the secured claim amount of xx and the amount of arrearage is xx on xx/xx/2019. According to the Order Confirming Plan filed on xx/xx/2019 the chapter 13 plan filed on xx/xx/2019 has been confirmed.  As per this plan the borrower has to pay $xxxmonth for 3 years. The Motion to dismiss case was filed on xx/xx/2019 as the Debtors have failed to maintain payments and the Trustee moves the Court for an Order dismissing for this case without prejudice. The Amended POC was filed recently by the creditor xx Servicing with claim#13-2 for the secured claim amount of xx and the amount of arrearage is xx on xx/xx/2020. The Notice of xx Payment Change filed on xx/xx/2020 and the new total payment is $xxxthe date of payment change is xx/xx/2020.
No comments about damage to the subject property.
No comments about FC activity.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. The schedule-D of xxx reflects xx as an unsecured portion out of claim amount xx. The POC was filed by the creditor xx Servicing with claim#13-1 for the secured claim amount of xx and the amount of arrearage is xx on xx/xx/2019. However, the POC was amended on xx/xx/2020. According to the Order Confirming Plan filed on xx/xx/2019, the chapter 13 plan filed on xx/xx/2019 has been confirmed. As per this plan, the borrower has to pay $xxxmonth for 3 years. The Motion to dismiss the case was filed on xx/xx/2019 as the Debtors have failed to maintain payments and the Trustee moves the Court for an Order dismissing for this case without prejudice. The Amended POC was filed recently by the creditor xx with claim#13-2 for the secured claim amount of xx and the amount of arrearage is xx on xx/xx/2020. The Notice of xx Payment Change filed on xx/xx/2020 and the new total payment is $xxxthe date of payment change is xx/xx/2020.	The loan modification agreement was made between the borrower xx on xx/xx/2015. The new modified principal balance is xx and the deferred balance is xx. Hence, the Interest-Bearing Principal balance is xx. The payments begin from xx/xx/2015 and the stated maturity date is xx/xx/2034.
The borrower is behind the scheduled payment hence asking for workout options. According to comment dated xx/xx/2019, the new loan modification plan has been offered to the borrower. As per this new plan the UBP is $xxxthe deferred principal balance is in the amount of xx. The new interest rate is 4.75%. The trial payment is due from xx/xx/2019 to xx/xx/2019 and the monthly payment is $xxxw maturity will be xx/xx/2059. The modifications have a provision for balloon payment which is for xx. No further information is available.	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. The chain of assignment is complete as the subject xx is with the current assignee, U.S. xx xxx, not in its Individual Capacity But Solely as Trustee for The xxII.
There is a junior xx in the amount of $xxx.00 in favor of xx as nominee for xx which was recorded on xx/xx/2005 in Book/Page# xx.
There are two active state tax liens against the borrower in the total amount of $xxxch was recorded on xx/xx/2011 and xx/xx/2011 in favor of “xx”
1st installment of City tax for the year of 2019 has been paid on xx/xx/2019 in the amount of $xxxd installment of City tax for the year of 2019 has been paid on xx/xx/2019 in the amount of $xxx	Review of the payment history provided from xx/xx/2018 to xx/xx/2020 reveals that borrower has been the delinquent for 4 months. The last payment was received in the amount of $xxx on xx/xx/2020 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 4.000%.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower has been the delinquent for 4 months. The last payment was received in the amount of $xxx on xx/xx/2020 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 4.000%.
Loan modification agreement was made between the borrower and Lender on xx/xx/2013. The new modified rate is 4.000% and borrower promises to pay P&I in the amount of $xxx which was begun on xx/xx/2013. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2053. Reason for Modification is Financial Hardship.
Borrower has filed bankruptcy under chapter 13 case#xx on xx/xx/2014. POC was filed on xx/xx/2014 which shows that the amount of secured claim is xx and the amount of arrearage is $xxxhedule D of xxx dated xx/xx/2018  shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore the unsecured portion is xx. Debtor has file the amended chapter 13 plan on xx/xx/2015 which states that the debtor sxxpay $xxx29 per month for total 60 months. Debtor will cure the subject claim in the amount of $xxx71 per month by trustee as well as debtor will cure the subject arrears which is in the total amount of $xxx77 through plan. Order Confirming Chapter 13 Plan was filed on xx/xx/2015 which states that the debtor amended chapter 13 plan is hereby confirmed. Currently debtor is in active bankruptcy.
As per comment dated xx/xx/2018 the subject property has been occupied by the unknown party and is in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter 13 case#xx on xx/xx/2014. POC was filed on xx/xx/2014 which shows that the amount of secured claim is xx and the amount of arrearage is $xxxhedule D of xxx dated xx/xx/2018 shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx therefore the unsecured portion is xx. Debtor has file the amended chapter 13 plan on xx/xx/2015 which states that the debtor sxxpay $xxx29 per month for total 60 months. Debtor will cure the subject claim in the amount of $xxx71 per month by trustee as well as debtor will cure the subject arrears which is in the total amount of $xxx77 through plan. Order Confirming Chapter 13 Plan was filed on xx/xx/2015 which states that the debtor amended chapter 13 plan is hereby confirmed. Currently debtor is in active bankruptcy.	Loan modification agreement was made between the borrower and Lender on xx/xx/2013. The new modified rate is 4.000% and borrower promises to pay P&I in the amount of $xxx which was begun on xx/xx/2013. The new principal balance is xx. The interest bearing amount is xx and the maturity date is xx/xx/2053. Reason for Modification is Financial Hardship.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 and an estimated HUD-1/Fee itemization are not available in the loan file."	* Application Missing (Lvl 2) "Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination of the loan is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2020, the subject property was originated xx/xx/2006 with xx as nominee for xx for xx which was recorded on xx/xx/2006. The chain of assignment has been completed. Currently, the xx is with U.S. xx xxx which was recorded on xx/xx/2019. There is a junior xx for the amount of $xxx.00 in the favor of xx as nominee for xx, A National xx which was recorded on xx/xx/2006. 2019 annual xx taxes paid in amount $xxx prior year delinquent taxes have been found.	As per the review of payment history, the borrower has been delinquent for 4 months and the next payment is due for xx/xx/2019. The last payment was received in the amount of $xxx which was applied for the due date of xx/xx/2019. The current P&I is $xxx and rate of interest is 4.000%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Loan is still in active Bankruptcy.
Review of loan file and servicing comment shows that the borrower has been delinquent for 4 months and the next payment is due for xx/xx/2019. The last payment was received in the amount of $xxx which was applied for the due date of xx/xx/2019. The current P&I is $xxx and rate of interest is 4.000%. The current unpaid principal balance is in the amount of xx.
According to the xxx, the borrower had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2015. The plan was confirmed on xx/xx/2015. As per CH 13 plan the debtor was to pay the trustee $xxx per month for 03 months and $xxx00 per month for 57 months. The POC was filed on xx/xx/2015, the POC amount is xx and the arrearage amount is $xxxdule D in xxx dated xx/xx/2015 shows that the amount of claim without deducting value of collateral is xx and value of collateral is xx; hence the unsecured portion is xx. Collection comments does not show any cram down.
No evidence of post-closing FC has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Loan is still in active Bankruptcy.
According to the xxx, the borrower had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2015. The plan was confirmed on xx/xx/2015. As per CH 13 plan the debtor was to pay the trustee $xxx per month for 03 months and $xxx00 per month for 57 months. The POC was filed on xx/xx/2015, the POC amount is xx and the arrearage amount is $xxxdule D in xxx dated xx/xx/2015 shows that the amount of claim without deducting value of collateral is xx and value of collateral is xx; hence the unsecured portion is xx. Collection comments does not show any cram down.
The loan modification agreement was made between “xx” (borrowers) and “xx.” (Lender) effective from xx/xx/2013. The first modified payment was started from xx/xx/2013 and the new maturity date is xx/xx/2053. The new modified unpaid principal balance is xx.	Affiliated Business Disclosure Missing Required Disclosures	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "List of service of providers disclosure is missing form loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx.75, which was recorded on xx/xx/2000.
The chain of the assignment has not been completed. The latest assignment is fromxx. to xx xxx, xx, As Trustee For xx which was recorded on xx/xx/2016. However, the missing assignment is to xx.
No active liens and judgments have been found against the borrower and the property.
Annual xx taxes for the year of 2019 have been paid on xx/xx/2019 in the amount of $xxx annual city taxes for the year of 2019 have been paid on xx/xx/2019 in the amount of $xxx prior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/2020, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx which includes P&I $xxx with the rate of interest 3.00%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the borrower is performing with the loan. As per the payment history as of xx/xx/2020, the borrower is performing with the loan and the next due for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx which includes P&I $xxx with the rate of interest 3.00%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.
The reason for the default of the borrower is the payment dispute.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. The xxx was filed on xx/xx/2011, schedule D shows that the value of the subject property was xx and the amount of secured claim was xx. The schedule D also stated that the property had damaged due to fire but it was mostly repaired. No further details related to damage or repair have been found in the latest 24 months of collection comments.

Update:
No additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the xxx report, the borrower “xx” had filed bankruptcy under chapter- 13 with the case# xx on 0xx/xx/2011. The plan was confirmed on xx/xx/2011. The POC had filed byxx. on xx/xx/2011 states that the amount of secured claim is xx with an arrearage amount of $xxx per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee in the amount of $xxx for the period of 60 months. No comment has been found indicating a cram-down. The debtor has been discharged on xx/xx/2017 and the case was terminated on xx/xx/2017.	The Loan Modification agreement was made between borrower xx and lenderxx (xx) on xx/xx/2017 with the new modified unpaid principal balance xx. The interest bearing amount was xx with interest rate 3.000 % and the modified P&I $xxx beginning from xx/xx/2017 to maturity date xx/xx/2030. The loan has been modified once since origination.
Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 along with estimated Hud-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xxe State. The following state disclosures are missing in the loan files.  1. Placement of Insurance Disclosure 2. Availability of Title Insurance 3. TN Consent to Disclosure of Insurance Information 4. Choice of Agent/insurer 5. Insurance Solicitation/Post Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx.xxhe chain of assignment is complete.
Active judgments and liens found pending are as follows:
There are multiple state tax liens against the borrower which is in the total amount of $xxxd on xx/xx/2011, xx/xx/2012 and xx/xx/2020 which were filed by xx Tax Collector.
Annual xx taxes for the year of 2019 have been paid in the amount of $xxxlinquent taxes have been found for the prior years.
Review of updated Payment History as of xx/xx/2020 reveals that the borrower is performing and the next due for the regular payment is xx/xx/2020. The last regular payment was received on xx/xx/2020 in the amount of $xxxthe due date of xx/xx/2020. The current UPB as of date is in the total amount of xx.	Collections Comments:Review of updated Payment History as of xx/xx/2020 reveals that the borrower is performing and the next due for the regular payment is xx/xx/2020. The last regular payment was received on xx/xx/2020 in the amount of $xxxthe due date of xx/xx/2020. The current UPB as of date is in the total amount of xx.
The subject property is currently owner occupied. No comments regarding visible property damages and repairs have been found in last 24 months servicing comments. No evidences of active litigation or contested matter have been found in last 24 months servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to xxx, xx had filed bankruptcy under chapter 7 with case# xx on xx/xx/2014. Schedule-D in xxx shows the unsecured claim in the amount of xx out of total claim of xx and the value of collateral is xx. However, debtor was discharged from the bankruptcy on xx/xx/2014 and case was terminated on xx/xx/2014.	The loan has been modified on xx/xx/2017 with the New Principal Balance of xx out of which xx is "Deferred Principal Balance". The "New Interest Bearing Principal" is in the amount of "xx". The borrower had agreed to pay the new modified monthly P&I of $xxx the new interest of 2.000% beginning from xx/xx/2017 and the new maturity date is xx/xx/2036.	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Missing Dicsloures Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report at origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Settlement Service Providers is missing from the loan file."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrowers."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form Disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrowers."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx.xx, which was recorded on xx/xx/2005.
The chain of the assignment has not been completed. There was a break in assignment from xx, xxx to xx Company. The latest assignment is with xx xxx, xx, as Trustee for xxx xx xxx A which was recorded on xx/xx/2016. However, the missing assignment is to xx.
No active liens and judgments have been found against the borrower and the property.
First and second taxes for the year 2020 are due on xx/xx/2020 and xx/xx/2020 each in the amount of $xxxrior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxxh includes P&I $xxx the rate of interest 4.50%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the borrower is current with the loan. As per the payment history as of xx/xx/2020, the borrower is current with the loan and the next due for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020, in the amount of $xxxh was applied for xx/xx/2019. The UPB reflected in the payment history is in the amount of xx.
The reason for the default of the borrower was a curtailment of income.
No information pertaining to bankruptcy has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated in 2019. As per the comment dated xx/xx/2019, the foreclosure file was referred to an attorney on xx/xx/2019; however, the foreclosure file was put on hold as the borrower reinstated his account. The reinstatement funds were received on xx/xx/2019.
Bankruptcy Comments:Not Applicable	This step modification agreement was made between Lender xx and Borrower xx on xx/xx/2011. As per the modified term, the new principal balance is xx. The lender had a deferred balance of xx from the new principal balance. Hence, the interest bearing amount is xx. The borrower promises to pay $xxxhly with a modified interest rate of 2.000% beginning from xx/xx/2011 with a maturity date of xx/xx/2035. The modification further takes in 4 steps.
Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 along with itemization and estimated HUD are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in the state of Minnesota. The following required State Disclosures are missing in the loan file.
1. Interest Rate or Discount Point Agreement
2. Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xxhich was recorded on xx/xx/1998. The chain of assignment is complete as the assignment of xx is currently with the “xx, as Trustee of xx xxxa”.
There is are two active civil judgments against the borrower in the total amount of $xxx which was recorded on xx/xx/2012 and xx/xx/2013 in favour of “xx” and “xx”.
Annual combined tax for the year of 2018 has been paid on xx/xx/2019 in the amount of $xxxal combined tax for the year of 2019 is delinquent which was due on xx/xx/2020 in the amount of $xxxt is good through on xx/xx/2020.
Review of the latest 12 months payment history shows that the borrower is performing. The last payment was received in the amount of $xxxx/xx/2020 which was applied for the month of xx/xx/2020. The next due date is xx/xx/2020. The current interest rate is 5.040% and as per the payment history current UPB is in the amount of xx.	Collections Comments:The subject loan is in performing. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of $xxxx/xx/2020 which was applied for the month of xx/xx/2020. The next due date is xx/xx/2020. The current interest rate is 5.040% and as per the payment history current UPB is in the amount of xx.
Loan Modification agreement was made between borrower and lender on xx/xx/2009. The new modified interest rate is 5.040% and P&I is $xxxh was begun on xx/xx/2019. Lender has agreed to defer $xxxdeferring the amount of $xxxnew modified principle balance is in the amount of xx. Therefore the interest bearing amount is xx. The new maturity date is xx/xx/2029. The reason for modification is financial hardship.
As per comment dated xx/xx/2019 the subject property has been occupied by the owner and is in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on xx/xx/2009. The new modified interest rate is 5.040% and P&I is $xxxh was begun on xx/xx/2009. Lender has agreed to defer $xxxdeferring the amount of $xxxnew modified principle balance is in the amount of xx. Therefore the interest bearing amount is xx. The new maturity date is xx/xx/2029. The reason for modification is financial hardship.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required Disclosures Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Also estimated HUD-1/Itemization is not available in the loan file."	* Application Missing (Lvl 2) "Final 1003 (Application) is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing form loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing form loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing form loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Updated title report as of xx/xx/2020 shows that the subject xx is on first lien position. Subject xx was originated on xx.00 withxx D/xx/A Associates xx and Financial Successors, xx. Chain of assignment is complete as current assignee is xx xxx, xx. There are four junior mortgages on the subject property. Annual estimated tax is $xxx	According to the review of payment history as of xx/xx/2020, the borrower is current with the payments. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected in the amount of xx.	Collections Comments:The loan is currently performing. According to the review of payment history as of xx/xx/2020, the borrower is current with the payments. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected in the amount of xx.
This loan modification agreement was made between the borrower xx and the lenderxx. on xx/xx/2013.
As per the comment dated xx/xx/2020, the reason for default is curtailment of income and the borrower is intent to keep the property.
As per the comment dated xx/xx/2020, the subject property is owner-occupied.As per comments dated xx/xx/2018, the property has loss due to wind dated xx/xx/2018 in the amount of $xxxs per comments dated xx/xx/2018, there is RFD for a floor repair and the comments dated xx/xx/2018, there are damages around the property due to xx. As per comments dated xx/xx/2018, the property is located in a Major Disaster area (xx) and that event was occurred on 09/xx/18, Disaster declared from 09/xx/18 till the end date of 12/xx/18. According to the comments dated xx/xx/2018, the borrower stated that they have filed windstorm claim for roof and the claim check in the amount of $xxxs received. The current repair status is unable to be determined and currently the property has been owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between the borrower xx and thexx. on xx/xx/2013. The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 3.875% and new P&I is in the amount of $xxx beginning from xx/xx/2013 till the maturity date xx/xx/2053. There is no provision for the balloon payment. Previously the loan was modified in the year of 2003 and 2006.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD1 is missing along with the itemization and estimated HUD." * Title issue (Lvl 3) "As per the final title policy located at “COLFIL - 3-22-2017 - Loan 7000115356-152356828 Pg#7”, the name of insured is Associates Financial Services. However; the successor assignee clause is missing from the policy."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider’s document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,067.35	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 in favor of xx as nominee for xx Capital, xx., a xx.

The chain of assignment is completed as the subject xx is currently assigned to “xx” and this AOM was recorded on xx/xx/2011.

Active junior or senior judgments/liens/mortgages:

1. There is an active junior xx available in the updated title report in the amount of xx in favor of "xx of the xx" and it was recorded on xx/xx/2007.

2. There is an active junior Transcript of Judgment available in the updated title report against xx in the amount of $xxxfavor of "xx" and it was recorded on xx/xx/2010.

3. There is an active junior "Order to avoid Judicial Lien" available in the updated title report against xx in the amount of $xxxfavor of "xx" and it was recorded on xx/xx/2013.

4. There is an active junior Transcript of Judgment available in the updated title report against xxx in the amount of xx in favor of "xx." and it was recorded on xx/xx/2011.

5. There is an active junior "Order to avoid Judicial Lien" available in the updated title report against xx in the amount of xx in favor of " xx." and it was recorded on xx/xx/2013.

6. There is an active junior Transcript of Judgment available in the updated title report against xx in the amount of $xxxfavor of "xx." and it was recorded on xx/xx/2011.

7. There is an active junior "Order to avoid Judicial Lien" available in the updated title report against xx in the amount of $xxxfavor of "xx." and it was recorded on xx/xx/2013.

The 1st installment of combined tax for 2019 has been paid off in the amount of $xxxxx/xx/2020 and 2nd installment of $xxxdue on xx/xx/2020.

No prior year delinquent taxes have been found in the updated title report.	Review of updated payment history as of xx/xx/2020, the loan is currently performing well and the next due for regular payment is xx/xx/2020. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx45 for the due date of xx/xx/2020. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently performing well and the next due for regular payment is xx/xx/2020. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx45 for the due date of xx/xx/2020. The UPB as of the date is in the amount of xx.
The servicing comment dated xx/xx/2019 states that the reason for default of the loan is borrower's curtailment of income.
According to xxx, the joint debtors (xx) had filed bankruptcy under chapter 7 with the Case#xx on xx/xx/2012 and joint debtors were discharged on xx/xx/2013.
The Schedule-D in xxx shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx.
The subject creditor had filed xxx on xx/xx/2012 and this xxx was granted by Court on xx/xx/2012.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to xxx, the joint debtors (xx) had filed bankruptcy under chapter 7 with the Case#xx on xx/xx/2012 and joint debtors were discharged on xx/xx/2013.
The Schedule-D in xxx shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx.
The subject creditor had filed xxx on xx/xx/2012 and this xxx was granted by Court on xx/xx/2012.

This is a FHA fixed rate xx with P&I of $xxx53 with the rate of interest 6.000% and a maturity date of the loan is xx/xx/2033 with the original principal balance of xx. The P&I as per updated payment history as of the date is $xxx45 and rate of interest is 3.750% with the current UPB of xx; however, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
The tape is also providing the information regarding the latest modification which was made on xx/xx/2020.
The servicing comment dated xx/xx/2020 also states that the loan was modified with the new principal balance of xx and the deferred balance is $xxx96.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required Disclosures
xx Insurance
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are also missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 3) "FHA MI certificate is missing from the loan file."	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing form loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing form loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with xx.
The chain of assignment has not been completed. Currently, the xx is with xx xx xxx, xx, as Trustee of xx xx A which was recorded on xx/xx/2017. However; it should be with xx.
No active liens and judgments against the borrower/property.
1st and 2nd xx taxes for the year 2019 have been paid in the total amount of $xxx	According to the review of payment history as of xx/xx/2020, the borrower is current with the payments. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx92. The UPB reflected in the amount of xx.	Collections Comments:The loan is currently performing. According to the review of payment history as of xx/xx/2020, the borrower is current with the payments. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx92. The UPB reflected in the amount of xx. As per the comment dated xx/xx/2019, the reason for default is curtailment of income. As per the comment dated xx/xx/2019, the subject property is owner-occupied. No damage or repairs have been found. The borrower intent is to keep the property. No latest xxx Report has been found.
Foreclosure Comments:The foreclosure was initiated. The date of file referred to an attorney, complaint filed and judgment entered are unavailable. As per the comment dated xx/xx/2019, the foreclosure sale was scheduled on xx/xx/2019. However, as per the comment dated xx/xx/2019, the foreclosure sale has been cancelled and the foreclosure was put on hold due to loss mitigation activity and the loan modification was completed.
Bankruptcy Comments:The borrower xxx had filed Bankruptcy under chapter-13 on xx/xx/2018 with the Case#xx. The debtor was dismissed on xx/xx/2018. The case was terminated on xx/xx/2018.
This is a conventional fixed rate xx with P&I of $xxx68 with the rate of interest 6.625% and a maturity date of the loan is xx/xx/2036. The P&I as per updated payment history as of xx/xx/2020 is $xxx and rate of interest is 4.7500%; however, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. As per document located at (xx) The loan was modified on xx/xx/2019 with new principal balance of xx. The borrower promises to pay the new modified P&I of $xxx with the new fixed interest rate of 4.750% beginning from xx/xx/2019 for the terms of 380 months. However; the modification agreement includes the write off amount of xx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Initial Escrow Acct Disclosure Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD1 is missing along with the itemization and estimated HUD."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider’s document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.A” for the loan amount is xx which was recorded on xx/xx/2012.
The chain of assignment has been completed. Currently, the assignment is with the “xx xx xxx, xx, As Trustee of xx xx A”.
There is one junior credit card judgment against the borrower in the favor of xx in the amount of $xxxch was recorded on xx/xx/2010.
Combined annual taxes for the year of 2019 have been paid in the amount of $xxx, any prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and the next payment is due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with an interest rate of 6.625% which was applied for xx/xx/2020. The UPB is xx.	Collections Comments:According to servicing comment as of xx/xx/2020, the loan is performing.
According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and the next payment is due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with an interest rate of 6.625% which was applied for xx/xx/2020. The UPB is xx.
The loan was not modified since origination.
The borrower did not file the bankruptcy yet.
No, any foreclosure activity has been found.
The property is owner occupied. No repairs and damages have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test. (NC §24-1.1A (c)(1)(b))
The loan is a first lien xx and has a principal amount that is greater than or equal to $xxx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State.""
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file,
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrowers."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrowers."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows subject xx was originated on xx.54 withxx., and it was recorded on xx/xx/2006.

The chain of assignment is completed as the subject xx is currently assigned to “xx, as trustee of xx xx A” and this AOM was recorded on xx/xx/2018.

Active junior or senior judgments/liens/mortgages:

1. There is an active junior "Notice of xx Lien" available in the updated title report against xx in the amount of xx in favor of "xx" and it was recorded on xx/xx/2019.

The annual xx taxes for 2019 have been paid in full in the amount of $xxxxx/xx/2019.

No prior year delinquent taxes have been found in the updated title report.	Review of updated payment history as of xx/xx/2020, the loan is currently performing and the next due for regular payment is xx/xx/2020. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently performing and the next due for regular payment is xx/xx/2020. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB as of the date is in the amount of xx
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2018 and the FC proceedings were stopped as the loan was reinstated on xx/xx/2018. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.

Update:
As per the comments dated xx/xx/2022, xx taxes for 2021 are delinquent in the amount of $xxx77. According to comments on xx/xx/2022, the borrower said her husband lost work for a few days due to the weather. Per comments on xx/xx/2024, the property has been affected by the hurricane. No further information was found.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2018 and the FC proceedings were stopped as the loan was reinstated on xx/xx/2018. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:Not Applicable	This is conventional fixed rate xx with the original P&I of $xxx with the rate of interest as 11.2700% and the original maturity date is xx/xx/2017. The provided Seller tape shows that the new maturity date of the loan is xx/xx/2026 and the updated payment history is showing that the current P&I is 379.85 with the interest rate of 6.996%. However, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are also missing from the loan file. Unable to test HC loans due to missing HUD."	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.xxhich was recorded on xx/xx/2007.
The chain of assignment has not been completed. The last assignment is with xx xx xxx, xx, as Trustee of xxx xx xxx. It should be with xx.
There are no active liens and judgments against the borrower/subject property.
The annual xx taxes for the year of 2019 are paid of $xxxrior delinquent taxes have been found.
According to updated payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received by the borrower on xx/xx/2020 in the amount of $xxxh is applied for the due date of xx/xx/2020. The current P&I is $xxxPITI is $xxxrrent UPB is xx.	Collections Comments:As per the servicing comments, the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received by the borrower on xx/xx/2020 in the amount of $xxxh is applied for the due date of xx/xx/2020. The current P&I is $xxxPITI is $xxxrrent UPB is xx. This agreement was made between xx (Borrower) and xx (Lender) on xx/xx/2009. As per the modified terms, the new principal balance is xx which includes a deferred amount of $xxxinterest bearing amount of xx. The borrower has promises to pay $xxx the interest rate of 10.75%. The first payment date is xx/xx/2010 and the maturity date is xx/xx/2040. There is no foreclosure and bankruptcy record has been found for the borrower. No damages have been found for the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This agreement was made between xx (Borrower) and xx (Lender) on xx/xx/2009. As per the modified terms, the new principal balance is xx which includes a deferred amount of $xxxinterest bearing amount of xx. The borrower has promises to pay $xxx the interest rate of 10.75%. The first payment date is xx/xx/2010 and the maturity date is xx/xx/2040.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1 along with estimated HUD-1 and itemization are missing from the loan file. Unable to test HC loans due to missing HUD."	* Application Missing (Lvl 2) "10O3 application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Updated title report as of xx/xx/2020 shows that the subject xx is on first lien position. Subject xx was originated on xx.44 withxx. Chain of assignment is completed as the current assignee is xx xx xxx, xx.
No active judgments or liens have been found.
Annual estimated tax is $xxx	The Payment History as of xx/xx/2020 shows that the loan is in performing stage. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date xx/xx/2020. The current P&I is $xxx and rate of interest is 11.190%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is in performing stage. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date xx/xx/2020. The current P&I is $xxx and rate of interest is 11.190%. The current unpaid principal balance is in the amount of xx.
No evidence of post-closing foreclosure or bankruptcy has been found. Borrower intention is to retain the property.  No evidence of damage or repair on subject property has been found. It seems property is in good condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application HUD-1 Closing Statement Missing Dicsloures Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Estimated HUD and Fee itemization are also missing from the loan file. Unable to test HC loans due to missing HUD."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at the time of origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx.
There is a gap/break in the chain of assignment of xx from " xx xx funding sociey, xx, as trustee of xxx xx xx a." to " cfna recivables (tx),xx, fka cfna receivables (md), xx., fkaxx., a maryland xx.There is no active judgments and liens.
Annual xx taxes for the year of 2019-20 have been paid in the amount of $xxxdelinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2018 to xx/xx/2020 states that the borrower has been making payments regularly. The last payment was received in the amount of $xxx which was applied to due date of xx/xx/2020 and the next due date is xx/xx/2020. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The borrower is performing. Review of the payment history available from xx/xx/2018 to xx/xx/2020 states that the borrower has been making payments regularly. The last payment was received in the amount of $xxx which was applied to due date of xx/xx/2020 and the next due date is xx/xx/2020. Current UPB reflects in the provided payment history is in the amount of xx.
The debtor (xx) had filed Bankruptcy under chapter-7 with the Case#xx on xx/xx/2017. The debtor had discharged and case was terminated on xx/xx/2018.
No evidences have been found in the latest 23 months servicing comments regarding the foreclosure.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor (xx) had filed Bankruptcy under chapter-7 with the Case#xx on xx/xx/2017. The debtor had discharged and case was terminated on xx/xx/2018.	This is a conventional fixed rate xx with P&I of $xxx46 with the rate of interest 9.896% and maturity date of the loan is xx/xx/2038. The P&I as per updated payment history as of xx/xx/2020 is $xxx and rate of interest is 4.159%; however, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. Provided tape date doesn’t indicate the loan modification. No evidence has been found regarding the modification in latest collection comments.
Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is "Moderate" due to the TILA Right of Rescission Test: FAIL"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.

The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx. Lender name isxx. and amount of xx is xx.
There is one junior xx in the amount of xx dated xx/xx/2019 and it was recorded on xx/xx/2019. Lender is xx.
Chain of assignment is not complete as current assignment is with xx xx xxx, xx, as trustee of xxx xx xx A, it should be with xx.

First installment of xx taxes for 2019 is paid in the amount of $xxxxx/xx/2019 and second installment is due on xx/xx/2020 in the amount of $xxx prior delinquent taxes have been found.
Provided payment history dated xx/xx/2020 shows that the loan is current and next payment due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date on xx/xx/2020.The current UPB is in the amount of xx.	Collections Comments:Currently the loan is performing. Provided payment history dated xx/xx/2020 shows that the payment is no more delinquency till date and next payment due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date on xx/xx/2020.The current UPB is in the amount of xx. The adjustment of terms agreement dated xx/xx/2010 located at (COLFIL-Loan xx)with a unpaid principal balance is xx with revised interest rate of 1.99%.The monthly P&I payment in the amount of $xxx beginning on xx/xx/2010 till the maturity date of xx/xx/2046.Comment history is missing from xx/xx/2020 to xx/xx/2020; however we require latest 24 month comment history and available comment history is from xx/xx/2018 to xx/xx/2020. As per collection comments the foreclosure were initiated and refer to attorney on xx/xx/2019. Complaint was filed on xx/xx/2019. Sale date was set for xx/xx/2019. However, the foreclosure process puts on hold due to other reason dated on xx/xx/2019. No comments have been found regarding foreclosure process. As per xxx, the debtor had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2012 and the plan was confirmed on xx/xx/2016. POC was filed after deadline. Deadline date was xx/xx/2012. POC was filed on xx/xx/2016, in the secured claim amount xx and an arrearage in the amount of $xxx53. Currently the Bankruptcy is not in active status since it was discharged on xx/xx/2017 and was fully terminated on xx/xx/2017. As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs located to the subject property.
Foreclosure Comments:As per collection comments the foreclosure were initiated and refer to attorney on xx/xx/2019. Complaint was filed on xx/xx/2019. Sale date was set for xx/xx/2019. However, the foreclosure process was closed because the the loan was reinstated.
Bankruptcy Comments:As per xxx, the debtor had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2012 and the plan was confirmed on xx/xx/2016. POC was filed on xx/xx/2013 in the secured claim amount of xx and amount of arrearage was 0.00$xxx as per DOC #60 List of Allowed Claims, claim of subject creditor is allowed and will be paid outside bankruptcy. Amended POC was filed on xx/xx/2016, in the secured claim amount xx and an arrearage in the amount of $xxx53. Currently the Bankruptcy is not in active status since debtors were discharged on xx/xx/2017 and case was fully terminated on xx/xx/2017.	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And estimated HUD-1/Fee itemization are also not available in the loan file."	* Application Missing (Lvl 2) "Final Application is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at the origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of servicing disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx."for the amount of xx which was recorded on xx/xx/2007.
The chain of assignment has not been completed. Currently, the assignment is from “xx, A Delaware Limited Liability Company. to xx xx xxx, xx, As Trustee of xxx xx xx A”. However, the correct assignment should be with the “xx”.
There is one junior civil judgment against the subject property in the favor of xx for the amount of $xxxch was recorded on xx/xx/2018.
Combined annual taxes for the year of 2019 have been paid in the amount of $xxx any prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and next due date xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with an interest rate of 4.625%. The new UPB is reflected in the amount of xx.	Collections Comments:According to the servicing comment as of xx/xx/2020, the loan is in the collection.
According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and next due date xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with an interest rate of 4.625%. The new UPB is reflected in the amount of xx.
The reason for default is curtailment of income.
As per the comment dated xx/xx/2019, the reason for default is fraud by someone found in FB (social media). The comment dated xx/xx/2019 shows the frauds pp amount of $xxx. No, any further details have been found regarding the fraud details.
As per the updated title report dated xx/xx/2020 (xx), the foreclosure was initiated in 2015 and the judgment hearing was scheduled on xx/xx/2015. The judgment was entered on xx/xx/2015.  The foreclosure sale was scheduled on xx/xx/2018. However, the foreclosure was put on hold due to loss mitigation. No, any further details have been found regarding the foreclosure. However, the foreclosure was put on hold due to loss mitigation. The de-acceleration letter is missing from the loan files.
As per the comment dated xx/xx/2018, the subject property had roof damaged. The date of loss is xx/xx/2018 and the type of damage is wind, Hail. The un-endorsement check was received on xx/xx/2018 with the check# xx and the check amount is $xxxhe comment dated xx/xx/2018 shows the borrower stated that there is more damage in the property since still raining. The comment dated xx/xx/2018 shows the 25% to 40% repairs have been completed and the latest comment dated xx/xx/2018 shows the 80% repairs have been completed. The check was received from xx for the check amount of $xxxh the check#xx. We are unable to determine whether the repairs have been completed or not. Also we don’t have any latest BPO to verify the property condition and latest comment does not shows the any damage and repairs.
The subject property is owner occupied.

Foreclosure Comments:As per the updated title report dated xx/xx/2020 (42481 pg# 29), the foreclosure was initiated in 2015 and the judgment hearing was scheduled on xx/xx/2015. The judgment was entered on xx/xx/2015.  The foreclosure sale was scheduled on xx/xx/2018. However, the foreclosure was put on hold due to loss mitigation. No, any further details have been found regarding the foreclosure. However, the foreclosure was put on hold due to loss mitigation. The de-acceleration letter is missing from the loan files.
Bankruptcy Comments:Not Applicable	This is conventional fixed rate xx with P&I of $xxx with the rate of interest 10.96% and a maturity date of xx/xx/2022. The P&I as per payment history is the $xxx and rate of interest is 4.625%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. As per tape data, the loan has been modified on xx/xx/2018 Also, Comment dated xx/xx/2018 states that the loan was modified with ne principal balance is $xxx30. " However, Modification agreement is missing in the file.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and Itemization are missing from the loan file. Unable to test HC loans due to missing HUD."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Fraudulent  (Lvl 2)     "As per the comment dated xx/xx/2019, the reason for default is fraud by someone found in FB (social media). The comment dated xx/xx/2019 shows the frauds amount of $xxx. No, any further details have been found regarding the fraud details."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,439.03	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Updated title report dated xx/xx/2020 shows that the subject xx was recorded on xx/xx/2008 withxx. The chain of assignment has not been completed as currently the assignment is with xx xxx, xx, As Trustee of xxx xx xx A, Its Successor and Assignee. but, it should be with xx. Active Judgments and Liens; 1) 3 State tax liens found pending against the borrower xx, jointly and severally recorded on different dates totaling in the amount of xxx. All the liens are in the favor of xx. Property Tax Status; 1) Annual combined taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2020. No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/2020 shows that the borrower is making regular payments. The loan payment is currently 0 month in delinquency. The next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the total amount of $xxx for the due date of xx/xx/2020. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 4.990 with P&I in the amount of $xxx.	Collections Comments:Collection comments available from xx/xx/2018 till xx/xx/2020 shows that the borrower is making regular payments. The loan payment is currently 0 month in delinquency. The next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the total amount of $xxx for the due date of xx/xx/2020. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 4.990 with P&I in the amount of $xxx. The foreclosure was not initiated in the loan. The borrower had not filed bankruptcy. The subject property is in good condition. No visible damages or repairs have been noticed on the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to xxx, xx had filed bankruptcy under the chapter 7 Case #xx on xx/xx/2010. The case was later discharged on xx/xx/2011 and was fully terminated on xx/xx/2011.	Unavailable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required Disclosures Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate as the loan is failing for TILA Right of Rescission Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test. Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) ,transferred from 12 CFR §226.15(a)(3) ) .The funding date is before the third business day following consummation."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing form loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing form loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing form loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx." for the amount of xx which was recorded on xx/xx/2005.
The chain of assignment has not been completed. Currently, the assignment is from xx xxx, xx, as trustee of xxx xx xx which was recorded on xx/xx/2017.  The assignment is missing to xx.
No active liens and judgments have been found against the borrower and subject property.
Combined annual taxes for the year of 2019 have been paid in the amount of $xxxon xx/xx/2020.

No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is current with the loan and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 10.380%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 10.380%. The loan was not modified. No evidence of post-closing foreclosure and bankruptcy has been found. As per the comment dated xx/xx/2020, the subject property is owner occupied and the borrower intents to keep the property. The reason for default is unable to be determined. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file. It seems property is in good condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Initial Escrow Acct Disclosure
Missing Required Disclosures
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the prepayment term test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test.
Prepayment Term Test: FAIL The loan data is 84Months, the comparison data is 60Months and the variance is 24Months
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at the origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Louisiana State. The following required state disclosures are missing from the loan file.
1. Authorization Fees, Charges and Expenses for Federally Related xx Loans
2. Anti-Tying Disclosure
3. Financial Institution Choice of Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx. for the amount of xx which was recorded on xx/xx/2006.
The chain of the assignment has not been completed. The last assignment is fromxx. to xx xxx, xx, as trustee of xxx xx xx A which was recorded on xx/xx/2018. The last assignment should be with xx.
No active judgments or liens have been found against the subject property/the borrower. Combined annual taxes for the year of 2019 are delinquent in the amount of $xxxch is good through till xx/xx/2020. This can be cured by paying off above delinquent taxes with the accrued interest and late charges.
According to the latest payment history as of xx/xx/2020, the loan is currently performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 4.999% and P&I is $xxx.	Collections Comments:The loan is currently performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 4.999% and P&I is $xxx. This is conventional fixed rate xx with P&I of $xxx70 and the interest rate of 9.08%. The stated maturity date is xx/xx/2026. The P&I as per payment history as of xx/xx/2020 is the amount of $xxx and the rate of interest is 4.99%.There is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. According to seller’s tape data, the maturity date has been extended to xx/xx/2048. According to the latest payment history as of xx/xx/2020, the last payment was received on xx/xx/2020 in the amount of $xxx with the interest rate of 4.99% which was applied for the due date of xx/xx/2020. However, modification agreement is missing from the loan file. No foreclosure/bankruptcy activity has been found in the loan file. According to comment dated xx/xx/2019, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed. No latest xxx Report is available in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate xx with P&I of $xxx70 and the interest rate of 9.08%. The stated maturity date is xx/xx/2026. The P&I as per payment history as of xx/xx/2020 is the amount of $xxx and the rate of interest is 4.99%.There is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. According to seller’s tape data, the maturity date has been extended to xx/xx/2048. According to the latest payment history as of xx/xx/2020, the last payment was received on xx/xx/2020 in the amount of $xxx with the interest rate of 4.99% which was applied for the due date of xx/xx/2020. However, modification agreement is missing from the loan	Affiliated Business Disclosure
Credit Application
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated Hud-1 and itemization are missing from the loan file. Unable to test HC loans due to missing HUD."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas state. The following state disclosures are missing from the loan file:
Commitment Requirement/Anti-Tying
TILA Disclosures in Spanish
Home Equity Consumer Disclosure
Home Equity Loan Interest and Fees Preclosing Disclosure
Home Equity Loan Copies of Documents
Home Equity Loan Rescission Notice
Fair Market Value of Homestead Property Acknowledgment
Home Equity Loan Notice of Address for Borrower Notification of Violation
Choice of Insurance Notice
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer document is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xxhich was recorded on xx/xx/2006.
The chain of the assignment has not been completed. Currently, the assignment is with xx xx xxx, xx, as Trustee of xxx xx xxx A which was recorded on xx/xx/2017. However, the assignment is missing to xx.
The combined annual taxes for the year of 2019 have been paid in the amount of $xxxelinquent taxes have been found for the prior year.	The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxthe due date of xx/xx/2020. The UPB is reflected in the amount of xx till the due date of xx/xx/2020.	Collections Comments:According to servicing comments, the current status of the loan is performing. The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxthe due date of xx/xx/2020. The UPB is reflected in the amount of xx till the due date of xx/xx/2020.
The “Adjustment of Terms Agreement” was made between the borrowerxx. on xx/xx/2013. The borrower promises to make a monthly payment of $xxx the interest rate of 7.00% beginning from xx/xx/2013 till the maturity date of xx/xx/2025. The deferred balance amount is $xxxthe interest-bearing amount is xx. The New Principal Balance stated in the modification is xx.
A review of the collection comment shows no indication of post-closing foreclosure activity.
No information pertaining to bankruptcy has been found.
A review of the collection comment shows no indication of post-closing foreclosure activity.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The “Adjustment of Terms Agreement” was made between the borrower xx and the lenderxx. on xx/xx/2013. The borrower promises to make a monthly payment of $xxx the interest rate of 7.00% beginning from xx/xx/2013 till the maturity date of xx/xx/2025. The deferred balance amount is $xxxthe interest-bearing amount is xx. The New Principal Balance stated in the modification is xx.

Affiliated Business Disclosure
Credit Application
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization documents are missing from the loan file. Unable to test HC loans due to missing HUD."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas state. The following state disclosures are missing from the loan file.
TX Loan Agreement Notice
Commitment Requirement/Anti-Tying
TILA Disclosures in Spanish
Home Equity Consumer Disclosure
Home Equity Loan Interest and Fees Preclosing Disclosure
Home Equity Loan Copies of Documents
Home Equity Loan Rescission Notice
Fair Market Value of Homestead Property Acknowledgment
Home Equity Loan Notice of Address for Borrower Notification of Violation
Choice of Insurance Notice
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx." for the amount of xx which was recorded on xx/xx/2009.
The chain of assignment has not been completed. Currently, the assignment is from xx, As Trustee of xxx xx xx which was recorded on xx/xx/2017. The assignment is missing to xx
No active liens and judgments have been found against the borrower and subject property.
Combined annual taxes for the year of 2019 have been excempt in the amount of $xxxn xx/xx/2020.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is current with the loan and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 10.750%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 10.750%. The loan was not modified. No evidence of post-closing foreclosure or bankruptcy has been found. The subject property type and the reason for default is unable to be determined. Borrower intention is to retain the property. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 10.750%. It seems property is in good condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization is missing from the loan files."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosures are missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.” for the loan amount is xx which was recorded on xx/xx/2004.
The chain of assignment has not been completed. Currently, the assignment is fromxx, As Trustee of xx”. However, the correct assignment should be with the xx.
No, any active liens and judgments have been found.
xx first installment taxes for the year of 2019 have been paid in the amount of $xxx second installment taxes for the year of 2019 have been paid in the amount of $xxx, any prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2019, the borrower is currently making the regular payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with an interest rate of 7.300%. The new UPB is reflected in the amount of xx.	Collections Comments:As per the servicing as of xx/xx/2020, the loan is currently performing.
According to the payment history as of xx/xx/2019, the borrower is currently making the regular payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with an interest rate of 7.300%. The new UPB is reflected in the amount of xx.
The borrower did not file bankruptcy yet.
No, any foreclosure activity has been found.
The subject property is owner occupied. No, any damage and repairs found.

Update:
According to comments, the borrower is current with the loan. No further information was found.
No additional information was found in the collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate xx with P&I of $xxx with the rate of interest 8.430% and a maturity date of xx/xx/2034. The P&I as per payment history is the $xxx and rate of interest is 7.300%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. However, Modification agreement is missing in the file.

Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Note Origination Appraisal Right of Rescission	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original note ïs located at xx. However, the note first page is missing from the loan files. Also, the modification agreement is missing from the loan files and LNA is located at xx."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and Itemization is missing from the loan file."
* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at xx, which states that the original note has been misplaced or destroyed. However, the copy of note is available in the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosure is missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private xx Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right to Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.64 which was recorded on xx/xx/2007 withxx. The chain of assignment is incomplete as the current assignment is withxx as trustee of xx. There are 3 state tax liens against the subject property in the amount of $xxxxxnd $xxxch were recorded on xx/xx/2003, xx/xx/2010 and xx/xx/2014 in favor of “State of Ohio Department of Taxation” respectively. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is making payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx24 which was applied for the due date of xx/xx/2020. The next payment is due on xx/xx/2020. The current UPB is in the amount of xx.	Collections Comments:
The loan is performing. The borrower is making payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx24 which was applied for the due date of xx/xx/2020. The next payment is due on xx/xx/2020. As per collection comment, the foreclosure was initiated and referred to an attorney. Later, the foreclosure was placed on hold due to loss mitigation on xx/xx/2019. No more information has been found regarding foreclosure. No bankruptcy activities have been found. The borrower wants to keep the subject property. As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs located to the subject property.

Update:
According to comments, the borrower is current with the loan. No further information was found.
No additional information was found in the collection comments.
Foreclosure Comments:As per collection comment, the foreclosure was initiated and referred to an attorney. Later, the foreclosure was placed on hold due to loss mitigation on xx/xx/2019. No more information has been found regarding foreclosure.
Bankruptcy Comments:Not Applicable	The Modification is missing from loan file as this is a fixed rate conventional xx with P&I of $xxx45 along with interest rate of 11.250% till the maturity date of xx/xx/2037.The current P&I as per the latest payment history as of xx/xx/2020 is $xxx24 and rate of interest is 10.00%, however, there is a reduction in rate of interest with respect to Note data which seems that there may be a possibility of modification. As per collection comments, the loan modification agreement was approved with a new principal balance of xx with fixed rate of 10.000%. The borrower promised to pay monthly P&I payment in the amount of $xxx24 beginning on xx/xx/2019 till the maturity date of xx/xx/2039.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Estimated HUD-1 and Fee itemization/GFE are also not available in the loan file."	* Application Missing (Lvl 2) "The Final 1003 (Application) is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at the origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per updated title report dated xx/xx/2020 the subject xx was originated on xx.90, with xx
The last assignment is fromxx which was recorded on xx/xx/2017.The current assignment should be with xx.
No active judgments or liens have been found.	The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in Performing state and next due date for the payment is xx/xx/2020.
The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020. The UPB reflected as per the payment history is in the amount of xx.
As per the servicing comments, the subject property has been occupied by the owner. No damages or repairs are found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Adjustment of Term agreement was made between xx (borrower) and xx (lender) on xx/xx/2000. The modified UPB is xx. The borrower promised to pay $xxxnthly from xx/xx/2000 until the loan is paid in full. The AOT has been done once since origination.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD1 along with estimated HUD1 and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per review of latest updated title report dated xx/xx/2020 the subject xx was originated on xx.87 in favor of xx, which was recorded on xx/xx/1998 under xx. The chain of assignment has not been completed as the xx is currently withxx, As Trustee of xxx xx xx A instead of the current assignee xx.
There is one credit card judgment against the name of borrower in the amount of xx which was recorded on xx/xx/2017 in favor of xx.
The annual combined taxes of 2018 have been paid in the amount of $xxxe annual xx taxes for 2019 have been delinquent in the amount of $xxx payable through the date of xx/xx/2020. However, unsure whether the delinquent taxes have been paid or not.
As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 5.004% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB reflected is in the amount of xx and the tape data reflects the deferred balance in the amount of xx.	Collections Comments:The loan is performing and borrower has been making his monthly payments. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 5.004% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB reflected is in the amount of xx and the tape data reflects the deferred balance in the amount of xx.
This is conventional fixed rate xx with P&I of $xxx and the interest rate of 10.54% with a maturity date of xx/xx/2028. The P&I as per latest payment history is the $xxx and the interest rate is 5.004%. However, there is a reduction in P&I and rate of interest with respect to Note. The terms of loan has been changed as per AOT which is located at xx which reflects the deferred balance in the amount of xx. But only first page of agreement is available.

No evidence has been found regarding foreclosure proceedings or bankruptcy filing.
The subject property is owner occupied and no visible damages were reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Dicsloures Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Itemization and Estimated HUD-1 are missing from the loan file."
* Lost Note Affidavit (Lvl 3) "The Lost Note Affidavit is available in loan file located at xx which states that the original Note has been lost or destroyed; however, the duplicate copy of Note is available in the loan file. The loan has not been modified since origination."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report at origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx. in the amount of xx which was recorded on xx/xx/2008 with the xx.
The chain of assignment has not been completed. The last assignment was done withxx, as trustee of xx which was recorded on xx/xx/2017. However; it should be with xx.
There are no judgments and liens found against the borrower and the subject property.
The annual combined taxes for the year of 2019 have been paid in the amount of $xxx prior delinquent taxed have been found.
As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and the next due date xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with an interest rate of 11.120 % which was applied for due date xx/xx/2020. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The servicing comments and documents in file reveal that loan is in collection.
The borrower is current with the loan and the next due date xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with an interest rate of 11.120 % which was applied for due date xx/xx/2020. The current UPB reflected as per the payment history is in the amount of xx.
The borrower had made the last payment as per the rate reduction rider document located at xx.
The bankruptcy details have not been found.
According to the collection comment dated xx/xx/2020, the foreclosure was initiated in 2020. The file was referred to an attorney on xx/xx/2020. However, the latest collection comment dated xx/xx/2020, states that the file was closed due to loan reinstated.
The reason for default is curtailment of income.
The borrower intends to keep the property. According to the collection comment dated xx/xx/2019, the subject property is occupied by unknown. According to the collection comment dated xx/xx/2018; the subject property had damage due to the Florence. The collection comment dated xx/xx/2019, states that the reason for default was casualty loss house repair. There is no information regarding this damage whether it has been repaired. Also the latest xxx Report is not available.

Foreclosure Comments:According to the collection comment dated xx/xx/2020, the foreclosure was initiated in 2020. The file was referred to an attorney on xx/xx/2020. However, the latest collection comment dated xx/xx/2020, states that the file was closed due to loan reinstated.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 statement is missing in the loan file. The estimated HUD-1 statement and fee itemization are also missing in the loan file."	* Application Missing (Lvl 2) "The final Loan application is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report at the time of origination is missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is in “North Carolina” State. The following disclosures are missing in the loan file. 1) Amortization Schedule Disclosure 2) Credit Property Insurance Disclosure 3) Fee Agreement 4) Priority of Security Instrument Disclosure 5) Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2020 shows that the xx was originated on xx., xx (borrower) and (lender)xx, in the amount of xx. The subject xx was recorded on xx/xx/2007 with the instrument xx. The chain of the assignment has been completed. The current assignment is withxx, as Trustee of xxx xx xx.
The annual installments of xx taxes for the year of 2019 have been paid in the amount of $xxxe current ownership is vested in the name of xx. (borrower).
The review of the payment history shows that, the borrower is current with the loan and the next due date is for xx/xx/2020. The last payment was received on xx/xx/2020, in the amount of $xxx, which was applied for xx/xx/2020. The UPB stated in the payment history is xx. The Current P&I is $xxx and PITI is $xxx, with the interest rate of 4.625%.

Collections Comments:The review of comment history shows that the borrower is current with the loan.
The property has been occupied by the owner himself.
No damage or repair to the property has been found.
The prior reason for default is curtailment of income.
The last payment was received on xx/xx/2020, in the amount of $xxx, which was applied for xx/xx/2020. The UPB stated in the payment history is xx. The Current P&I is $xxx and PITI is $xxx, with the interest rate of 4.625%.
According to comment history dated xx/xx/2019, the modification plan was offered to the borrower with the effective date xx/xx/2019. The new UPB is xx out of which $xxx is forgiven. The new rate of interest is 4.625% and P&I is $xxx. As per comment history dated xx/xx/2019, the modification effective date is xx/xx/2019 and maturity date is xx/xx/2042. However, modification agreement is missing from loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to comment history dated xx/xx/2019, the modification plan was offered to the borrower with the effective date xx/xx/2019. The new UPB is xx out of which $xxx is forgiven. The new rate of interest is 4.625% and P&I is $xxx. As per comment history dated xx/xx/2019, the modification effective date is xx/xx/2019 and maturity date is xx/xx/2042. However, modification agreement is missing from loan file.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 settlement statement is missing from loan file. The itemization or estimated HUD-1 is also not found. Unable to test HC loans due to missing HUD."	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosures are missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, in favor of Diversified Capital xx of xx. The chain of assignment has not been completed. The assignment fromxx to xx. There is a junior xx against the subject property which was originated on xx.00, in favor of xx recorded in Instrument xx. No prior year delinquent taxes have been found.	As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 7%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current loan status is performing. As per the payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2020. The current UPB reflected as per the payment history is in the amount of xx.
The reason for default is unemployment and decreased income. The subject property has been occupied by unknown party. The borrower's intention is to keep the property.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments, the subject property had damage in the amount of $xxx13. The claim was disbursed but no comments regarding repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx, the borrower xx had filed for bankruptcy under xx on xx/xx/2002. The plan was confirmed on xx/xx/2002. The BK documents are not accessible to check for plan details. There is no comment indicating a cram-down. The bankruptcy was dismissed on xx/xx/2007 and case was terminated on xx/xx/2008.	The loan was modified on xx/xx/2018 between the borrower xx and lenderxx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 7% and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2018. The maturity date as per modification is xx/xx/2030. The lender had forgiven the principal in the amount of $xxx89. This loan was modified once.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,699.13	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx.
The chain of the assignment has not been completed. The latest assignment is withxx which was recorded on xx/xx/2017. However, it should be with xx.
No active judgments or liens have been found.
The annual installment of the xx jurisdiction tax of 2019 has been paid in the amount of $xxxxx/xx/2019.
The annual installment of the school jurisdiction tax of 2019 has been paid in the amount of $xxxxx/xx/2019.
The annual installment of the utility jurisdiction tax of 2019 has been paid in the amount of $xxxxx/xx/2019.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/2020, the reason for default is an excessive obligation.
The loan has never been modified since origination.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
As per the comment dated xx/xx/2020, the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "Final application/1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Choice of Insurance Notice
5. Collateral Protection Insurance Disclosure
6. Non-Deposit Investment Product Disclosure Are there any promotional materials?
7. Insurance Solicitation/Post Commitment Requirement
8. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx. The chain of the assignment has been completed. The latest assignment is xx, As Trustee Of xx Trust A which was recorded on xx/xx/2017. There is one junior xx active against the subject property is in the favor of City of xx, Iowa acting by and through the xx Board in the amount of xx which was recorded on xx/xx/2015. There is a civil judgment active in the favor of xx in the amount of $xxxorded on xx/xx/2010. No prior years delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxxand PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is performing. According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxxand PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is decreased income. The subject property has been occupied by the owner. No comments have been found for damages or repairs.

Update:
According to comments, the borrower is current with the loan. No further information was found.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/2023, the roof of the subject property was damaged. As per the comment dated xx/xx/2023, the roof need to be replaced. Further details not provided.
Foreclosure Comments:The foreclosure has been initiated in 2019. The foreclosure file was referred to an attorney on xx/xx/2019. The foreclosure was put on hold due to reinstatement on xx/xx/2019. No further details have been found.
		Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2015 in between the borrower xx borrower andxx. The new modified principal balance per modification is in the amount of xx with interest rate starting at 3.250 % and borrower promises to pay P&I in the amount of $xxxbeginning on xx/xx/2015. The maturity date reflects per modification is xx/xx/2055.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUd-1 and Itemization are missing from the loan file."	0										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.57 which was recorded on xx/xx/2003.
The chain of the assignment has not been completed. The current assignment is fromxx. toxx as trustee for xx which was recorded on xx/xx/2017. The last assignment should be with xx. No active judgments or liens have been found against the subject property/the borrower. First installment of xx taxes for the year of 2019 has been paid in the amount of $xxxxx/xx/2020. No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/2020, the loan is currently performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx (PITI) which was applied for the due date of xx/xx/2020. The UPB is reflected in the amount of xx. The current interest rate is 3.000% and P&I is $xxx.	Collections Comments:The loan is currently performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx (PITI) which was applied for the due date of xx/xx/2020. The UPB is reflected in the amount of xx. The current interest rate is 3.000% and P&I is $xxx. The loan was modified on xx/xx/2017. According to modified terms, the new principal balance is xx. The borrower promises to pay P&I in the amount of $xxx with the interest rate of 3.00% beginning from xx/xx/2017 till the maturity date of xx/xx/2057. The lender has forgiven accrued, unpaid late charges in the amount of $xxx. The borrower, "xx" had filed the bankruptcy under chapter 7 with the case# xx on xx/xx/2007. According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. The case was discharged on xx/xx/2008 and was terminated on xx/xx/2008. No foreclosure activity has been found. Current occupancy of the subject property is unable to be determined from the collection comment. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter 7 with the case# xx on xx/xx/2007. According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. The case was discharged on xx/xx/2008 and was terminated on xx/xx/2008.	This modification agreement was made between the borrower, "xx" and the lender, "xx." on xx/xx/2017. According to modified terms, the new principal balance is xx. The borrower promises to pay P&I in the amount of $xxx with the interest rate of 3.00% beginning from xx/xx/2017 till the maturity date of xx/xx/2057. The lender has forgiven accrued, unpaid late charges in the amount of $xxx.	Affiliated Business Disclosure
Credit Application
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated Hud-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following state disclosures are missing from the loan file:
IL Collateral Protection Insurance Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable

According to updated title report dated xx/xx/2020, the subject xx was originated on xx. in the amount of xx which was recorded on xx/xx/2000.
The chain of assignment has not been completed. Currently, the assignment is fromxx toxx. The assignment should be with xx.
No active liens and judgments have been found against the borrower and property.
Annual combined taxes of the year 2019 have been paid in the amount of $xxx prior years of delinquent taxes have been found.

As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020. The current P&I is $xxx and interest rate is 10.99%. The UPB reflected in the payment history is in the amount of xx.
Collections Comments:The borrower is current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020. The current P&I is $xxx and interest rate is 10.99%. The UPB reflected in the payment history is in the amount of xx. As per comment dated xx/xx/2020, the reason for default is curtailment of income. Debtor xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2002 and the plan was discharged on xx/xx/2007 and it was terminated on xx/xx/2007.POC was filed on xx/xx/2020 for the secured claim amount of xx and an arrearage in the amount of $xxxtees Motion to confirm that the plan has been amended on xx/xx/2000. Motion for relief filed on xx/xx/2004. The details of foreclosure have been found. As per comment dated xx/xx/2020, the subject property is occupied by an unknown party. No comments were indicating damages and repairs to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Debtor xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2002 and the plan was discharged on xx/xx/2007 and it was terminated on xx/xx/2007.POC was filed on xx/xx/2020 for the secured claim amount of xx and an arrearage in the amount of $xxxtees Motion to confirm that the plan has been amended on xx/xx/2000. Motion for relief filed on xx/xx/2004.	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at xx, which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file."	* Application Missing (Lvl 2) "Final Application is missing from loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia State. The following required state disclosures are missing from the loan file.
1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer document is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Discloser is missing from loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.37 in favor of xx as nominee forxx.

The chain of assignment is completed as the subject xx is currently assigned toxx, as trustee of xxx xx xx A” and this AOM was recorded on xx/xx/2018.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The annual combined taxes for 2019 have been paid in full in the amount of $xxx xx/xx/2020.

No prior year delinquent taxes have been found in the updated title report.
Review of updated payment history as of xx/xx/2020, the loan is currently performing well and the next due for regular payment is xx/xx/2020. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently performing well and the next due for regular payment is xx/xx/2020. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB as of the date is in the amount of xx.
No evidences are available in the latest 24 months servicing comments regarding foreclosure proceedings and Bankruptcy filings.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Missing Dicsloures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "TX Constitution A6 Required Fees Test: FAIL Charged: $xxx18 Allowed: $xxx74 Over by: +$xxx. The borrower needs to be refunded overcharged Fees $xxx to cure.

This loan failed the required fees test.(xx) The loan requires the borrower(s) to pay, in addition to interest, fees to any person that are necessary to originate, evaluate, maintain, record, insure, or service the extension of credit that exceed 3% of the original principal amount.

The Fees included -
Loan Origination Fee: $xxx21
Appraisal Fee: $xxx
Credit Report Fee: $xxxTax Service Fee: $xxx
Flood Certification - Initial Fee: $xxxTitle Examination Fee: $xxx
xx Recording Fee: $xxx
Releases Recording Fee: $xxx
Per statute, the SOL of 4 years has expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test as the APR is considered as 0.000% since the final TIL is missing from the loan file.

TILA APR Test: FAIL    Charged: 0.000%     Allowed: 11.007%     Variance: -11.007%"
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final GFE is missing from loan file."
* Higher Price xx Loan (Lvl 2)     "This loan failed the HOEPA higher-priced xx loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced xx loan, as defined in Regulation Z. The loan is escrowed one.

HOEPA Higher-Priced xx Loan Test: FAIL   Charged:  11.007%   Allowed: 5.670%   Over by: +5.337%"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The Settlement Services Providers List (SSPL) disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from loan file."		Significant	Pass	Fail	Pass	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the Pro-title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of assignment has been completed. The current assignment is withxx, As Trustee of xx, which was recorded on xx/xx/2018.

No active judgments or liens have been found.
The annual combined taxes of 2019 have been paid in the amount of $xxxxx/xx/2019.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per collection comments as of xx/xx/2020, the borrower is current with the loan.
The review of payment history as of xx/xx/2020 shows that the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date xx/xx/2020. The UPB is reflected in the payment history is amount of xx till the due date of xx/xx/2020.
Reason for default is unable to be determined.
No evidences have been found regarding the occupancy & the damages/repairs to the subject property in the latest 24 months of collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. The Estimated HUD-1/Itemization/GFE is also missing from the loan file. Unable to test HC loans due to missing HUD."
* Lost Note Affidavit (Lvl 3) "A Lost Note affidavit found in the loan file at (xx), which states that The Original Note has been misplaced and/or Lost."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx. which was recorded on xx/xx/2006. The chain of the assignment has been completed. The latest assignment isxx as Trustee of xx which was recorded on xx/xx/2018. There is a child support lien active in the favor of xx in the amount of xx recorded on xx/xx/2015. xx annual taxes for the year of 2019 have been paid in the amount of $xxxn xx/xx/2020. City annual taxes for the year of 2019 have been paid in the amount of $xxxon xx/xx/2020. No prior years delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The borrower is current with the loan. According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx. The reason for default is unable to be determined. The subject property has been occupied by the owner. No comments have been found for damages or repairs.
Update:
According to the comments, the borrower is current with the loan. No further information was found.
No additional information was found in the collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization are missing from the loan file. Unable to test HC loans due to missing HUD."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of updated title report dated xx/xx/2020, the subject xx was originated on xx. which was recorded on xx/xx/2002.
The chain of assignment has been completed. The last assignment is withxx, as Trustee of xxx xx xx.
There are two civil judgment against the borrower in the total amount of $xxxorded with different plaintiffs on different dates.
The annual xx taxes for the year of 2019 are paid in the amount of $xxx prior delinquent taxes have been found.
Review of the payment history dated as of xx/xx/2020 reveals that borrower is current with the loan. The last payment was received in the amount of $xxx on xx/xx/2020 which was applied for the due date of xx/xx/2020. The next due date is xx/xx/2020. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 9.377%.	Collections Comments:Loan currently is in performing. Provided payment history as of xx/xx/2020, reveals that the loan has been delinquent for 9 months and the UPB as of the data is in the amount of xx.
Review of the payment history dated as of xx/xx/2020 reveals that borrower has been the delinquent for 0 month. The last payment was received in the amount of $xxx on xx/xx/2020 which was applied for the due date of xx/xx/2020. The next due date is xx/xx/2020. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 9.377%.
No evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
No evidences are available in the latest 24 months servicing comments regarding Bankruptcy.

Update:
According to comments, the borrower is current with the loan. No further information was found.
According to comments on xx/xx/2024, xx taxes for 2022 are delinquent in the amount of $xxx due on xx/xx/2024.
No additional information was found in the collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* Lost Note Affidavit (Lvl 3) "As per the lost note affidavit located at xx, an original note is lost. However; the copy of the note is located at xx.	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "TX Constitution xx Required Fees Test: FAIL Charged $xxx66, Allowed $xxx11, Over by +$xxx. Borrower to be refunded Overcharged Fees $xxx to cure.

This loan failed the required fees test.(xx) The loan requires the borrower(s) to pay, in addition to interest, fees to any person that are necessary to originate, evaluate, maintain, record, insure, or service the extension of credit that exceed 3% of the original principal amount.

Fees Included -
Loan Origination Fee $xxx66
Appraisal Fee $xxx
Credit Report Fee $xxxbstract/Title Search Fee $xxx
Attorney's Fee $xxx
Recording Fee $xxx
Per statute, the SOL of 4 years has expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.

Loan Dataxx Comparison Dataxx Variance-$xxxThe finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxx Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "The Right of rescission is missing from the loan file."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.
The chain of the assignment has not been completed. Currently, the xx is withxx, as Trustee of xx which was recorded on xx/xx/2017. However, the assignment is missing to xx.
There is a civil judgment in the favor of xx in the amount of $xxxch was recorded on xx/xx/2013.
There is a state tax lien in the favor of xx in the amount of $xxxch was recorded on xx/xx/2012.
The IRS lien in the amount of $xxx50 has been released which was recorded on xx/xx/2015.
The annual combined taxes of 2019 have been delinquent in the amount of $xxxch were due on xx/xx/2019 and they are good through xx/xx/2020.	The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB reflected is in the amount of xx till the due date of xx/xx/2020.	Collections Comments:The review of the collection comment shows that the current status of the loan is performing and the next due date for the payment is xx/xx/2020. The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB reflected is in the amount of xx till the due date of xx/xx/2020. The borrower xx had filed the bankruptcy under chapter xx with the case#xx on xx/xx/2017 and the plan is not confirmed yet. The POC was filed on xx/xx/2017 with the secured claim amount of xx and the amount of arrearage is xx. The bankruptcy was dismissed on xx/xx/2017 and terminated on xx/xx/2018. The date of the last filing the bankruptcy was xx/xx/2018. The comment dated xx/xx/2019 reflects that the subject property is owner-occupied and borrower wants to keep the property. According to the comment dated xx/xx/2019, the reason for default was death of a family member. No damage and repairs have been found. No information pertaining to bankruptcy has been found. The foreclosure was initiated and according to the comment dated xx/xx/2019, the file was referred to an attorney on xx/xx/2019. No further details have been found.

Update:
As per the comments dated xx/xx/2022, foreclosure was initiated and referred to an attorney. According to comments on xx/xx/2022, update on notice of sale. Foreclosure was cancelled on xx/xx/2022 due to reinstatement. Per comments on xx/xx/2023, borrower’s xx taxes for 2020-2022 are delinquent in the amount of $xxx29. According to the comments on xx/xx/2024, the borrower confirm for 2023 taxes were paid. No further information was found.
Foreclosure Comments:The foreclosure was initiated and according to the comment dated xx/xx/2019, the file was referred to an attorney on xx/xx/2019. No further details have been found.

Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter xx with the case#xx on xx/xx/2017 and the plan is not confirmed yet. The POC was filed on xx/xx/2017 with the secured claim amount of xx and the amount of arrearage is xx. The bankruptcy was dismissed on xx/xx/2017 and terminated on xx/xx/2018. The date of the last filing the bankruptcy was xx/xx/2018.	This is a conventional fixed rate xx with P&I of $xxx and the interest rate of 10.63080% with a maturity date of xx/xx/2034. The P&I as per payment history is $xxx with an interest rate of 8.196%. However, there is a reduction in P&I with respect to original Note data which seems that there would be a possible loan modification. The payment history tape data reflects the deferred balance as xx. However, the executed copy of loan modification agreement is missing from the loan file.

Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* Release of xx (Lvl 3) "The subject xx was originated on xx. According to document located at xx, the subject xx was re-recorded on xx/xx/2004 with the instrument #xx in xx. However, the subject property is located in xx. Partial release of lien document located at xx which recorded on xx/xx/2014 with xx shows the holder of note and lien releases only said portion of land described in the same document. The partial release of lien shows reference of re-recorded subject xx. Partial Release document release's the property in whole per original Deed of Trust and add's a save and except legal that was never provided on original Deed of Trust."	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "TX Constitution xx Required Fees Test: FAIL Charged $xxxllowed $xxxver by +$xxxhe following fees have been charged.
Loan Origination Fee: $xxx55
Appraisal Fee: $xxx
Credit Report Fee: $xxxttorney's Fee: $xxx
Title Insurance: $xxx50
Texas Title Guaranty Fee: $xxxecording Fee: $xxxThis loan failed the total indebtedness test due to one of the following findings.
The loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds 80% of the fair market value of the homestead on the date the extension of credit is made.

No CLTV ratio was provided. For TX Constitution A6 this information is required to determine if the loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds 80% of the fair market value of the homestead on the date the extension of credit is made.

Per statute, the SOL of 4 years has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider's disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Texas. The following state disclosures are missing from the loan file.
1.TX Loan Agreement Notice
2.Commitment Requirement/Anti-Tying
3.TILA Disclosures in Spanish
4.Home Equity Consumer Disclosure
5.Home Equity Loan Interest and Fees Preclosing Disclosure
6.Home Equity Loan Copies of Documents
7.Home Equity Loan Rescission Notice
8.Fair Market Value of Homestead Property Acknowledgment
9.Home Equity Loan Notice of Address for Borrower Notification of Violation
10.Choice of Insurance Notice
11.Collateral Protection Insurance Disclosure
12.Non-Deposit Investment Product Disclosure Are there any promotional materials?
13.Insurance Solicitation/Post Commitment Requirement
14.Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "The Right of Rescission is missing from the loan file."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of updated title report dated xx/xx/2020, shows that the subject xx was originated on xx.31 which is in the favor ofxx. The subject xx has been foreclosed. According to the substitute trustees deed xx/xx/2018 and recorded on xx/xx/2019, the property has been foreclosed and sold to the third party xx” by the trustee; due to mechanic’s and material lien recorded on xx/xx/2016 and the transfer of lien was recorded on xx/xx/2016.Again according to the warranty deed dated and recorded on the property owner has been transferred in the name of xx and xx; however, the recent tax document is showing property owner name as xx. At the time of FC initiation the subject loan was with ( xx). However, the name of the subject creditor was not mentioned on the said foreclosure affidavit located at xx. The chain of assignment has not been completed as the assignment is with thexx, As Trustee of xxx xx xx A. There are no active liens or judgments against the borrower and the property. The combined annual taxes of 2019 have been paid in the amount of $xxx prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is current with the loan payments. The last payment received date is xx/xx/2020.The payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx	Collections Comments:As per review, the property has been foreclosed and sold to third party.
According to the payment history as of xx/xx/2020, the borrower is current with the loan payments. The last payment received date is xx/xx/2020.The payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx

This is conventional fixed rate xx with P&I of $xxx with the rate of interest 8.84000 % and a maturity date of xx/xx/2025. The P&I as per payment history is the $xxx and rate of interest is 4.875%,however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification.
As per tape data, the loan has been modified on xx/xx/2019. Also, as per the comments dated xx/xx/2019, the modification was made on xx/xx/2019 with the balloon date xx/xx/2019; with the interest rate of 4.875% and the P&I of $xxx. The borrower is making payment as per modified terms. However, Modification agreement is missing in the file.

As per comments dated 4/102019, the RFD is death of the primary borrower and the co-borrower is intent to keep the property.

As per collection comments the foreclosure was initiated. The file was referred to an attorney xx/xx/2018. According to the comments dated xx/xx/2018, the sale was scheduled on xx/xx/2018. However the foreclosure has been put on hold due to borrower filed bankruptcy on xx/xx/2018. The current bankruptcy status is case dismissed and terminated. No further details have been found.

As per comments dated xx/xx/2019, the property has been owner occupied and the property condition is unable to be determined; however, no damage or repair related comments found.

Foreclosure Comments:As per  collection comments the foreclosure was initiated. The file was referred to an attorney xx/xx/2018.The sale was scheduled on  xx/xx/2018.However, the foreclosure has been put on hold due to borrower filed bankruptcy on xx/xx/2018.No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower xx had filed bankruptcy under chapter- xx with the case# xx on xx/xx/2018.The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is $xxx80.No further details have been found. However, the debtor was dismissed on xx/xx/2018 due to failure in making the payment and the case was terminated on xx/xx/2018.	This is conventional fixed rate xx with P&I of $xxx with the rate of interest 8.84000 % and a maturity date of xx/xx/2025. The P&I as per payment history is the $xxx and rate of interest is 4.875%,however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. As per tape data, the loan has been modified on xx/xx/2019. Also, as per the comments dated xx/xx/2019, the modification was made on xx/xx/2019with the balloon date xx/xx/2019; with the interest rate of 4.875% and the P&I of $xxx. The borrower is making payment as per modified terms. However, Modification agreement is missing in the file.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with the Estimated HUD-1 and Itemization are missing from the loan files."	* Application Missing (Lvl 2) "The final loan application / 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan files."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan files."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Texas, following state disclosures are missing from the loan files.  • Commitment Requirement/Anti-Tying • TILA Disclosures in Spanish • Home Equity Consumer Disclosure • Home Equity Loan Interest and Fees Preclosing Disclosure   • Home Equity Loan Copies of Documents • Home Equity Loan Rescission Notice • Fair Market Value of Homestead Property Acknowledgment • Home Equity Loan Notice of Address for Borrower Notification of Violation • Choice of Insurance Notice • Collateral Protection Insurance Disclosure • Non-Deposit Investment Product Disclosure Are there any promotional materials? • Insurance Solicitation/Post Commitment Requirement • Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file"
								* Right of Rescission missing or unexecuted (Lvl 2) "Right Of Rescission is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx." for the amount of $xxxich was recorded on xx/xx/2008.
The chain of assignment has not been completed. Currently, the assignment is fromxx, as trustee of xxx xx xx which was recorded on xx/xx/2017.  The assignment is missing to xx.
No active liens and judgments have been found against the borrower and subject property.

Combined annual taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2020.

No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is current with the loan and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 10.250%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 10.250%. The loan was modified. No evidence of post-closing foreclosure or bankruptcy has been found. The subject property type and the reason for default are unable to be determined. The Borrower intention is to retain the property. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file. It seems property is in good condition.

Update:
As per the servicing comment dated xx/xx/2022, co-borrower deceased on xx/xx/2021.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization is missing from the loan files."	* Application Missing (Lvl 2) "Final Application is missing from loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.91 in favor ofxx.
The chain of the assignment has not been completed. Currently, the assignment is withxx as Trustee of xxx xx xx A which was recorded on xx/xx/2018. However, the assignment is missing to xx.
1) There is civil judgment in the favor of xx which was recorded on xx/xx/2012 in the amount of xx.
No delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB is reflected in the amount of xx till the due date of xx/xx/2020.	Collections Comments:According to servicing comments, the current status of the loan is performing. The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB is reflected in the amount of xx till the due date of xx/xx/2020.
This is a conventional fixed rate xx with P&I of $xxx with the rate of interest 11.780% and a maturity date of xx/xx/2026. The P&I as per latest payment history is the $xxx and rate of interest is 1.999%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. However, modification agreement is missing in the loan file.
The reason for default as per servicing comment is excessive obligations.
A review of the collection comment shows no indication of post-closing foreclosure activity.
No information pertaining to bankruptcy has been found.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate xx with P&I of $xxx with the rate of interest 11.780% and a maturity date of xx/xx/2026. The P&I as per latest payment history is the $xxx and rate of interest is 1.999%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. However, modification agreement is missing in the loan file.	Affiliated Business Disclosure
Credit Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan is failing for TX Constitution xx Required Fees Test. Total fee charged is $xxx90 and allowed is $xxx18 however it is over by $xxx. Borrower to be refunded $xxx over-charged fees to Cure.
Fees Included-
Loan Origination Fee $xxx38
Appraisal Fee $xxxCredit Report Fee $xxxitle Examination Fee $xxx
Attorney's Fee $xxx
Recording Fee $xxx
Per statute, the SOL of 4 years has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas state. The following state disclosures are missing from the loan file.
TX Loan Agreement Notice
Commitment Requirement/Anti-Tying
TILA Disclosures in Spanish
Home Equity Consumer Disclosure
Home Equity Loan Interest and Fees Preclosing Disclosure
Home Equity Loan Copies of Documents
Home Equity Loan Rescission Notice
Fair Market Value of Homestead Property Acknowledgment
Home Equity Loan Notice of Address for Borrower Notification of Violation
Choice of Insurance Notice
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the xx was originated on xx.
The chain of xx assignment has been completed. Currently, the xx assignment is withxx, as trustee of xxx xx xx A.
There is a junior xx open against the subject property in favor ofxx in the amount of xx which was recorded on xx/xx/2007.
1) There is a civil judgment open against the borrower in the favor of xx in the amount of $xxxch was recorded on xx/xx/2012.
2) There is a civil judgment open against the borrower in the favor of  xx in the amount of $xxxch was recorded on xx/xx/2015.
3) There is a civil judgment open against the borrower in the favor of xx which was recorded on xx/xx/2015.
Annual combined taxes have been paid in the amount of $xx.	The payment history dated as of xx/xx/2020 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 3.875%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections and currently in performing status.
The payment history dated as of xx/xx/2020 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020.
Available servicing comment and documents in file reveal that loan is in foreclosure since 2018. Foreclosure referred to attorney was completed on xx/xx/2018. Sale was scheduled for xx/xx/2019. But foreclosure was put on hold due to loss mitigation and this hold ended on xx/xx/2020. Loan was modified on xx/xx/2019.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2019. Foreclosure referred to attorney was completed on xx/xx/2019. Foreclosure complaint xx  was filed on xx/xx/2019 with case #xx and the lis pendens was filed on same day.  Sale was scheduled for xx/xx/2019. But foreclosure was put on hold due to loss mitigation and this hold ended on xx/xx/2020. Loan was modified on xx/xx/2019.

Previously, foreclosure was started by referring to attorney was completed on xx/xx/2018. This case was dismissed (xx) on xx/xx/2019.
Bankruptcy Comments:Not Applicable	This is a conventional interest only fixed rate xx with interest rate of 10.96% and P&I $xxx. The payment history dated as of xx/xx/2020 reveals that the current P&I is $xxx and interest rate is 3.875%. Seller tape data shows the loan was modified on xx/xx/2019.
As per servicing comments dated xx/xx/2020, the loan was modified with effective date xx/xx/2019 and first payment due date was xx/xx/2020. The interest rate is 3.875% and the modified P&I is $xxx. The maturity has been extended to xx/xx/2026. Comment dated xx/xx/2019 modified UPB is xx.
However, the modification document is missing from the loan file.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/ settlement statement along with estimated HUD-1 / itemization of fees are missing from the loan file."
* Release of xx (Lvl 3)     "According to updated title report dated xx/xx/2020, the Satisfaction document (xx) has been found for subject xx and it was recorded on xx/xx/2007 with xx. As per updated title report alert note, the satisfaction is purported to have been filed erroneously.
The payment history dated as of xx/xx/2020 reveals that the payment next due date is xx/xx/2020 and current unpaid principal balance remains in the amount of xx."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.80 in favor of xx as nominee for xx.

The chain of assignment is incomplete. Currently assignment is withxx, As Trustee of xxx xx xx A’. The last assignment should be with  xx.
No active judgments /liens have been found.
No prior delinquent taxes have been found.
The combined taxes for 2019 have been paid off in amount of $xxx	Review of updated payment history dated xx/xx/2020 shows that the loan is performing and borrower is making his monthly payments. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 9.330% and P&I is $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The payment history reflects current unpaid principal balance is in the amount of xx.	Collections Comments:Comments:

xx Servicer Notes

Review of updated payment history dated xx/xx/2020 shows that the loan is performing and borrower is making his monthly payments. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 9.330% and P&I is $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The payment history reflects current unpaid principal balance is in the amount of xx.
No evidences have been found regarding bankruptcy case in available collection comments.
No evidences have been found regarding foreclosure filing.
No evidences have been found regarding damages/repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Dicsloures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are also missing from the loan file. Unable to test HC loans due to missing HUD."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of loan origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the Pro-title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of assignment has not been completed. The current assignment is with xx
xx xxx, xx, As Trustee of xxx xx xx A, which was recorded on xx/xx/2017; however, it should be with xx.
There are two judgments against the borrower in the favor of Asset Acceptance xx, first in the amount of $xxxch was recorded on xx/xx/2011 and second in the amount of $xxxch was recorded on xx/xx/2016.
The annual combined taxes of 2019 have been paid in the amount of $xxx prior year’s delinquent taxes have been found.
The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date xx/xx/2020. The current UPB is reflected in the amount of xx till the due date of xx/xx/2020.	Collections Comments:As per collection comments as of xx/xx/2020, the borrower is current with the loan.
The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date xx/xx/2020. The current UPB reflected in the payment history is in the amount of xx till the due date of xx/xx/2020.
The reason for default is unable to be determined.
The comment history dated xx/xx/2019, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. The Estimated HUD-1/Itemization/GFE is also missing from the loan file. Unable to test HC loans due to missing HUD."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas State. The following state disclosures are missing from the loan file:
1. TX Loan Agreement Notice.
2. Commitment Requirement/Anti-Tying.
3. TILA Disclosures in Spanish.
4. Home Equity Consumer Disclosure.
5. Home Equity Loan Interest and Fees Preclosing Disclosure.
6. Home Equity Loan Copies of Documents.
7. Home Equity Loan Rescission Notice.
8. Fair Market Value of Homestead Property Acknowledgment.
9. Home Equity Loan Notice of Address for Borrower Notification of Violation.
10. Choice of Insurance Notice.
11. Collateral Protection Insurance Disclosure.
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx." for the amount of $xxxich was recorded on xx/xx/2004. The chain of assignment has not been completed. Currently, the assignment is fromxx, as trustee of stanwitch xx xx which was recorded on xx/xx/2018. The assignment is missing to xx No active liens and judgments have been found against the borrower and subject property. The combined annual taxes for the year 2019 were delinquent in the amount of $xxxch was good through till xx/xx/2020.	According to the latest payment history as of xx/xx/2020, the loan is currently performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with the interest rate of 9.880% which was applied for due date of xx/xx/2020. The UPB is reflected in the amount of xx. The current interest rate is 9.880% and P&I is $xxx.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 9.880%. The loan was not modified. No evidence of post-closing foreclosure or bankruptcy has been found. As per the comment dated xx/xx/2019, the subject property is owner occupied and the reason for default is excessive obligation. The Borrower intention is to retain the property. As per the comment dated xx/xx/2018, the subject property is located in xx area which was declared on xx/xx/2018 and the disaster was end on xx/xx/2018. As per the comment dated xx/xx/2019, the subject property is located in xx area which was declared on xx/xx/2019 with storms, flooding and the disaster was end on xx/xx/2019. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file. It seems property is in good condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required Disclosures Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at xx, which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed TX Constitution A6 Required Fees Test. Fees Charged $xxx84 allowed $xxx85 and over by +$xxx99.The borrower to be refunded +$xxx99 over charged Fee to cure.
 This loan failed the required fees test. The loan requires the borrower(s) to pay, in addition to interest, fees to any person that are necessary to originate, evaluate, maintain, record, insure, or service the extension of credit that exceed 3% of the original principal amount.

Fees Included - Loan Origination Fee $xxx84, Appraisal Fee $xxx, Credit Report Fee $xxxAttorney's Fee $xxx, Texas Title Guaranty Fee $xxxRecording Fee $xxx Recording Service Fee $xxx
Per statute, the SOL of 4 years has expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.   TILA Foreclosure Rescission Finance Charge Test: FAIL The loan data is xx, the comparison data is xx and the variance is -$xxx The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas State. The following state disclosures are missing from the loan file:TX Loan Agreement Notice
Commitment Requirement/Anti-Tying
TILA Disclosures in Spanish
Home Equity Consumer Disclosure
Home Equity Loan Interest and Fees Preclosing Disclosure
Home Equity Loan Copies of Documents
Home Equity Loan Rescission Notice
Fair Market Value of Homestead Property Acknowledgment
Home Equity Loan Notice of Address for Borrower Notification of Violation
Choice of Insurance Notice
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx originated on xx.97 and recorded on xx/xx/2004 under Inst#xx has been active on the title.
The chain of assignment is incomplete as the xx was last  assigned toxx. However, it should be with xx.
No active judgments or liens have been found.

RE tax Status:
Annual taxes for the year 2020 have been paid in the amount of $xxxo prior years delinquent taxes have been found.

According to the payment history as of xx/xx/2020, the borrower is current with loan payments and is next due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied to the due date of xx/xx/2020. The current UPB is in the amount of xx.	Collections Comments:Available servicing comments as of xx/xx/2020 reveals that the status of the loan is performing and borrower is next due for xx/xx/2020.
The borrower was last contacted on xx/xx/2020 in which borrower had confirmed the intention with the property and occupancy.
The borrower intends to keep the property and property has been occupied by the owner.
No evidence damage or repair to the subject property has been found.
No evidence of foreclosure was found in the available collection comments.
Collection comment dated xx/xx/2017 shows that borrower was discharged from the bankruptcy case# on xx/xx/2011.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to xx records, the borrower had filed the bankruptcy under chapter 7, case#xx on xx/xx/2011. The case was discharged on xx/xx/2011 and terminated on xx/xx/2011.	Not Applicable	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* Lost Note Affidavit (Lvl 3) "Affidavit of lost note dated xx/xx/2018 (xx) states that subject note dated xx/xx/2004 in the original amount of xx is misplaced or could not be located. However, copy of the original note is attached with affidavit"	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business agreement disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of updated title report dated xx/xx/2020, shows that the subject xx was originated on xx.29 which is in the favor of xx.
The chain of assignment has not been completed as the assignment is with thexx, As Trustee of xx.
There is an active state tax lien against the borrower recorded on xx/xx/2018 in the amount of $xxxch is in the favor of xx.
The tax status is unable to be determined.
Review of updated Payment History as of xx/xx/2020 reveals that the borrower is current with the loan payments and the next due for the regular payment is xx/xx/2020. The last regular payment (P&I) was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB as of date is in the amount of xx.	Collections Comments:The collection comments review states the loan status is performing.
Review of updated Payment History as of xx/xx/2020 reveals that the borrower is current with the loan payments and the next due for the regular payment is xx/xx/2020. The last regular payment (P&I) was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB as of date is in the amount of xx.
As per comments the reason for default is unable to be determined.
According toxx and xx had filed bankruptcy under chapter 13 with case# xx on xx/xx/2010. However, the debtor was discharged from the bankruptcy on xx/xx/2016 and the case was terminated on xx/xx/2016.
As per comments the borrower’s intention is unable to be determined.
No foreclosure activity has been found.
As per comments the property occupancy and condition is unable to be determined with the no damage or estimated repair related comments found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According toxx and xx had filed bankruptcy under chapter 13 with case# xx on xx/xx/2010. The schedule-D of the xxx shows unsecured amount of $xxx00 out of total secured claim of xx with the supporting value of collateral is xx. The POC was filed on xx/xx/2010 with the secured claim amount of xx and the arrearage in the amount of $xxx00. The chapter 13 plan which was filed on xx/xx/2010 and this plan was confirmed on xx/xx/2011 as per which the debtor sxxpay $xxxr month for a plan term of 60 months. However, the debtor was discharged from the bankruptcy on xx/xx/2016 and the case was terminated on xx/xx/2016.	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Dicsloures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with fee itemization and estimated HUD-1 are missing from the loan files."	* Application Missing (Lvl 2) "Final loan application is missing from the loan files."
* Missing Appraisal (Lvl 2)     "Appraisal Report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Settlement Service Providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:

Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.” and borrower “xx” in amount of xx which was recorded on xx/xx/2006 Instrument xx.
The chain of assignment is incomplete. Currently assignment is with ‘xx, As Trustee of xx’. The last assignment should be with ‘xx’.
No prior delinquent taxes have been found.
No active judgments liens have been found.
The combined taxes for 2019 have been paid off in amount of $xxx
Review of updated payment history dated xx/xx/2020 shows that the loan is performing and borrower is making his monthly payments. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 9.56% for the due date of xx/xx/2020. The next due date is xx/xx/2020. The payment history reflects current unpaid principal balance is in the amount of xx.	Collections Comments:Comments:
xx Servicer Notes.xlsx
Review of updated payment history dated xx/xx/2020 shows that the loan is performing and borrower is making his monthly payments. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 9.56% for the due date of xx/xx/2020. The next due date is xx/xx/2020. The payment history reflects current unpaid principal balance is in the amount of xx.
No evidences have been found regarding foreclosure filing and bankruptcy case in available collection comments.
As per comment dated xx/xx/2019, subject property is occupied by and no visible damages are found.

Update:
No additional information found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 statement is missing in the loan file. The estimated HUD-1 statement and the fee itemization are also missing in the loan file. Unable to test HC loans due to missing HUD."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of loan origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is in “Texas” State. The following disclosures are missing in the loan file.
1) TX Loan Agreement Notice
2) Commitment Requirement/Anti-Tying
3) TILA Disclosures in Spanish
4) Choice of Insurance Notice
5) Collateral Protection Insurance Disclosure
6) Non-Deposit Investment Product Disclosure Are there any promotional materials?
7) Insurance Solicitation/Post Commitment Requirement
8) Construction Loan Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2020 the subject xx was originated on xx.98, with xx.
The last assignment is from xx toxx. The current assignment should be with xx.
No active judgments or liens have been found.
Annual xx tax for the year of 2019 have been exempted.
No prior year delinquent taxes have been found.

According to the payment history, the borrower has been current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020.The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in Performing state and next due date for the payment is xx/xx/2020.
According to the payment history, the borrower has been current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020.The UPB reflected as per the payment history is in the amount of xx.
As per the servicing comments, the subject property has been occupied by the owner. No damages or repairs are found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate xx with P&I of $xxx with the rate of interest 11.98% and a maturity date of xx/xx/2036. The P&I as per payment history is the $xxx and rate of interest is 10.980%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification.However, Modification agreement is missing in the file	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* Lost Note Affidavit (Lvl 3) "As per review of the loan file, the original Note is missing. The Lost Note affidavit present in the loan file located at “xx"	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan is failing for TX Constitution A6 Required Fees Test. Total fee charged is $xxx52 and allowed is $xxx15 however it is over by $xxx. Borrower to be refunded $xxx over-charged fees to Cure.
Fees Included-
Loan Origination Fee $xxx48
Appraisal Fee $xxx
Credit Report Fee $xxxitle Examination Fee $xxx
Attorney's Fee $xxx
Recording Fee $xxx
Per statute, the SOL of 4 years has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file. 1. TX Loan Agreement Notice 2. Commitment Requirement/Anti-Tying 3. TILA Disclosures in Spanish 4. Home Equity Consumer Disclosure 5. Home Equity Loan Interest and Fees Preclosing Disclosure   6. Home Equity Loan Copies of Documents 7. Home Equity Loan Rescission Notice 8. Fair Market Value of Homestead Property Acknowledgment 9. Home Equity Loan Notice of Address for Borrower Notification of Violation 10. Choice of Insurance Notice 11. Collateral Protection Insurance Disclosure 12. Non-Deposit Investment Product Disclosure Are there any promotional materials? 13. Insurance Solicitation/Post Commitment Requirement 14. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form Disclosure is missing from the loan file."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.80, in favor of xx. recorded in Instrument# xx.
The chain of assignment has been completed. The current assignment is with xx, as Trustee of xx.
There are 7 judgments against the borrower. First judgment is in favor of Texas Security xx recorded on xx/xx/2016 in the amount of xx. Second judgment is in favor of xx recorded on xx/xx/2014 in the amount of xx. Third judgment is in favor of xx recorded on xx/xx/2013 in the amount of xx. Fourth judgment is in favor of xx recorded on xx/xx/2012 in the amount of xx. Fifth judgment is in favor of xx recorded on xx/xx/2012 in the amount of xx. Sixth judgment is in favor of xx Texas recorded on xx/xx/2011 in the amount of xx. Seventh judgment is in favor of xx recorded on xx/xx/2010 in the amount of xx.
No prior year delinquent taxes have been found. Annual xx taxes have been exempted.
As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx with an interest rate of 9.88%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current loan status is performing. As per the payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx with an interest rate of 9.88%. The current UPB reflected as per the payment history is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
The reason for default, subject property occupancy is not mentioned in collection comments. The borrower's intention is to keep the property.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file. Unable to test HC loans due to missing HUD."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "The Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.
The chain of the assignment has not been completed. Currently, the xx is with xx, as trustee of xx which was recorded on xx/xx/2017. However, the assignment is missing to xx.
There is a civil judgment in the favor of xx in the amount of xx which was recorded on xx/xx/2013.
There is a renewed civil judgment in the favor of xx which was recorded on xx/xx/2013.
There is a civil judgment in the favor of xx in the amount of xx which was recorded on xx/xx/2018.
The second installment combined taxes of 2019 are due in the amount of xx.
The first installment combined taxes of 2019 have been paid in the amount of xx.
No delinquent taxes have been found for the prior year.

According to the payment history as of dated xx/xx/2020, the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The borrower is current with the loan. According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx. The reason for default is decreased income. The subject property has been occupied by the owner. No comments have been found for damages or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate xx with P&I of $xxxd the interest rate of 11.19840% with a maturity date of xx/xx/2039. The P&I as per latest payment history is $xxx with an interest rate of 7.00%. However, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. However, Modification agreement is missing in the loan file. No information pertaining to modification has been found from the collection comment.

Affiliated Business Disclosure
Credit Application
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD1 along with Itemization and estimated HUD1 are missing from the loan file."	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider’s disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Ohio. The following state disclosures are missing from the loan file.
Equal Credit Availability Notice
Insurance Tying Disclosure
Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to Updated title report dated xx/xx/2020, the subject xx was originated on xx. in the amount of xx which was recorded on xx/xx/2007.
The chain of assignment has not been completed. Currently, the assignment is from xx to xx. The assignment should be with xx.
There is one junior xx against the subject property in the favor of xx in the amount of xx which was recorded on xx/xx/2013.
There is one civil judgment against the borrower xx & xx in the favor of xx of the xx in the amount of $xxxch was recorded on xx/xx/2015.
The annual combined taxes of the year 2019 have been paid in the amount of $xxx prior years of delinquent taxes have been found.
As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020. The current P&I is $xxx and PITI is $xxx. The UPB reflected in the payment history is in the amount of xx.	Collections Comments:The borrower is current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020. The current P&I is $xxx and PITI is $xxx. The UPB reflected in the payment history is in the amount of xx.
As per comment dated xx/xx/2018, the trial period plan was provided to borrower beginning from xx/xx/2019. As per comment dated xx/xx/2019, the modification completed on xx/xx/2019. As per comment dated xx/xx/2019, the modified P&I is $xxx and interest rate is 4.875%. The first payment was due on xx/xx/2019. However, modification agreement is missing from the loan file.
The borrower “xx” had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2016. The POC was filed by xx on xx/xx/2016 with the secured claim amount of xx and the arrearage is $xxxhe Schedule xx of xxx dated xx/xx/2016, reflects the amount of claim is xx and the value of collateral is xx. Hence, the unsecured portion is xx.  As per chapter 13 plan dated xx/xx/2016, the debtor sxxpay the trustee $xxxer month for 60 months. As per Trustee’s final report dated xx/xx/2018, the debtor has paid the arrears in the amount of $xxxd the principal in the amount of $xxxhe debtor was dismissed on xx/xx/2018 and case was terminated on xx/xx/2018. The date of last filing is xx/xx/2018.
The foreclosure details have not been found in collection comments.
As per comment dated xx/xx/2020, the subject property is occupied by an Unknown party.
No comments were indicating damages and repairs to the subject property.

Foreclosure Comments:As per the document attached with the Updated title report xx, the foreclosure action was filed on xx/xx/2016 under the case#xx.
Bankruptcy Comments:The borrower “xx” had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2016. The POC was filed by xx on xx/xx/2016 with the secured claim amount of xx and the arrearage is xx. The Schedule-D of xxx dated xx/xx/2016, reflects the amount of claim is xx and the value of collateral is xx. Hence, the unsecured portion is xx. As per chapter 13 plan dated xx/xx/2016, the debtor sxxpay the trustee $xxxer month for 60 months. As per Trustee’s final report dated xx/xx/2018, the debtor has paid the arrears in the amount of $xxxd the principal in the amount of xx. The debtor was dismissed on xx/xx/2018 and case was terminated on xx/xx/2018. The date of last filing is xx/xx/2018.	This is conventional fixed rate xx with P&I of $xxx with the rate of interest 11.8700% and a maturity date of xx/xx/2037. The P&I as per payment history is the $xxx and rate of interest is 4.875%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification.
As per tape data, the loan has been modified on xx/xx/2019. As per comment dated xx/xx/2018, the trial period plan was provided to borrower beginning from xx/xx/2019. As per comment dated xx/xx/2019, the modification completed on xx/xx/2019. As per comment dated xx/xx/2019, the modified P&I is $xxx and interest rate is 4.875%. The first payment was due on xx/xx/2019. However, modification agreement is missing from the loan file.
Affiliated Business Disclosure Credit Application Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk Indicator is Moderate as this loan failed TILA Foreclosure Rescission Finance Charge Test.
Loan data xx Comparison data xx Variance:-$xxx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test. (xx) , transferred from xx ) The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "Service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Property is Mobile Home (Lvl 2)     "Home has been affixed to the permanent foundation.
According to the Updated title report the subject property Mobile Home. An appraisal report is missing from the loan file. As per the Affixation of the Manufactured Home to real estate attached with the Updated title report xx, the VIN#xx. The home has been permanently attached and assessed & taxed as real property."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2019 shows the subject xx was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There are multiple civil judgments the borrower which is in the total amount of $xxxnual xx taxes for the year of 2020 have been paid in the amount of $xxx delinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2018 to xx/xx/2020 states that the borrower has been making payments regularly. The last payment was received in the amount of $xxx95 which was applied to due date of xx/xx/2020 and the next due date is xx/xx/2020. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The borrower is performing. Review of the payment history available from xx/xx/2018 to xx/xx/2020 states that the borrower has been making payments regularly. The last payment was received in the amount of $xxx95 which was applied to due date of xx/xx/2020 and the next due date is xx/xx/2020. Current UPB reflects in the provided payment history is in the amount of xx. As per comment dated xx/xx/2019, the reason for default is illness of borrower. According to comment dated xx/xx/2019, the reason for default was house repairs. No detailed information is available in the latest 24 months servicing comment that confirm the nature of the damage current status of repairs. No evidences of foreclosure and bankruptcy have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State MA which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And estimated HUD-1 and Fee itemization are also not available in the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file. 1. Lead-Based Paint Disclosure 2. xx Loan Application Disclosure 3. Carbon Monoxide Alarms 4. MA Smoke Detector Certificate 5. Notice of the Specific Reason for Denial of Credit 6. Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.86 with xx.
The chain of assignment has not been completed. Currently, the xx is with xx, as Trustee of xx, Its Successors and assigns which was recorded on xx/xx/2018. However; it should be with xx.
No active liens and judgments against the borrower/property.
xx annual taxes for the year 2019 are exempted.
School annual tax for the year 2019 has been paid in the amount of $xxxon xx/xx/2019.
According to the review of payment history as of xx/xx/2020, the borrower is current with the payments. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected in the amount of xx. As per the tape data the deferred balance is $xxx95.	Collections Comments:The loan is currently performing. According to the review of payment history as of xx/xx/2020, the borrower is current with the payments. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected in the amount of xx. As per the tape data the deferred balance is $xxx95.
The reason for default is unavailable.
No latest xxx Report or comment has been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate xx with P&I of $xxx with the rate of interest 12.67% and a maturity date of xx/xx/2027. The P&I as per payment history is the $xxx and the rate of interest is 4.999%; however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. As per payment history tape data, the deferred principal balance is $xxx95. However, the modification agreement is missing from the loan files.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application/1003 is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the disclosed APR high-cost threshold exception test.
Although the recalculated APR does not exceed any "high-cost " APR thresholds, using the disclosed APR, as provided, the loan would fail the following "high-cost " APR threshold test(s): HOEPA High Cost xx APR Threshold Test, TX SB xx FAIL
High-Cost Home Loan Credit Transaction APR Threshold Test. As a result, this loan may not be acceptable to certain secondary market investors."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan is failing for TX Constitution A6 Required Fees Test. Total fee charged is $xxx12 and allowed is $xxx70 however it is over by $xxx. Borrower to be refunded $xxx over-charged fees to Cure.
Fees Included-
Loan Origination Fee $xxx78
Appraisal Fee $xxx
Credit Report Fee $xxxitle Examination Fee $xxx
Attorney's Fee $xxx
Recording Fee $xxx
Per statute, the SOL of 4 years has expired."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Significant	Pass	Pass	No Result	Fail	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.92 which was recorded on xx/xx/2009 with xx.
The chain of assignment has been completed. Currently, the assignment is with xx, As Trustee of xx which was recorded on xx/xx/2017.
There is a child support lien against borrower in the favor of xx which was recorded on xx/xx/2013. Judgment amount is unavailable.
Combined annual taxes for the year 2019 have been paid in the amount of $xxxity annual taxes for the year 2019 have been paid in the amount of $xxx
No delinquent taxes have been found for the prior years.
According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The borrower is currently performing with the loan. According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/2019 the reason for default is illness of borrower. The subject property has been occupied by the owner. No comments have been found for repair and damage.

Foreclosure Comments:Foreclosure has been initiated and referred to attorney on xx/xx/2019. Foreclosure file has been put on hold on xx/xx/2019 due to loss mitigation. Further, as per comment dated xx/xx/2019, the foreclosure file has been closed and dismiss due to loan modification.
Bankruptcy Comments:Not Applicable	According to comment dated xx/xx/2019, the loan has been modified with the new modified unpaid principal balance xx. The new modified rate is 4.125% and borrower promises to pay P&I in the amount of $xxx for a term of 119 months beginning from xx/xx/2019. Reason for Modification is Financial Hardship. However, the modification agreement is missing from the loan file.

Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State Kentucky which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD”."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Also, there is no estimated HUD-1 or itemization available in the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Kentucky State. The following required state disclosures are missing from the loan file. 1. Insurance Sales 2. Fair Housing Notice 3. Homeownership Protection Center Disclosures 4. Notice of Free Choice of Agent or Insurer 5. VA Application Disclosure 6. Choice of Settlement Agent Disclosure 7. Disclosure of Charges For Appraisal or Valuation 8. Copy of Appraisal or Statement of Appraised Value 9. Affiliated Business Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:

According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.” for the amount of xx which was recorded on xx/xx/2009.
The chain of assignment has not been completed. Currently, the assignment is from "xx to xx, As Trustee of xx”. However, the correct assignment should be with the “The seller is xx”.
No, any active liens and judgments have been found.
xx annual taxes for the year of 2019 have been paid in the amount of $xxx
School annual taxes for the year of 2019 have been paid in the amount of $xxxilities annual taxes for the year of 2019 have been paid in the amount of $xxx, any prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is making the regular payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with an interest rate of 9.326%. The new UPB is reflected in the amount of xx.	Collections Comments:As per the servicing comment as of xx/xx/2020, the loan is performing.
According to the payment history as of xx/xx/2020, the borrower is making the regular payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with an interest rate of 9.326%. The new UPB is reflected in the amount of xx.
The loan was not modified since origination.
The borrower did not filed bankruptcy yet.
No, any foreclosure activity has been found.
As per the comment dated xx/xx/2018, the subject property was potential loss on xx/xx/2018. The comment dated xx/xx/2019 stated that the subject property is located in major disaster area. No, any further details have been found regarding the subject property damage and repairs.
The subject property occupancy and condition are unable to be determined.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and Itemization are missing from the loan file. Unable to test HC loans due to missing HUD."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Updated title report as of xx/xx/2020 shows that the subject xx is on first lien position. Subject xx was originated on xx.85 with xx. Chain of assignment is completed as the current assignee is xx.
No active judgments or liens have been found.
Annual estimated tax is $xxxert has to be followed.
Review of payment history as of xx/xx/2020 shows that the loan is currently in performing stage and the next due for regular payment is xx/xx/2020. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB as of the date is in the amount of xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is currently in performing stage and the next due for regular payment is xx/xx/2020. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB as of the date is in the amount of xx.
No evidence of post-closing foreclosure or bankruptcy has been found. Borrower intention is to retain the property.  No evidence of damage or repair on subject property has been found. It seems property is in good condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application HUD-1 Closing Statement Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Estimated HUD and Fee itemization are also missing from the loan file. Unable to test HC loans due to missing HUD."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "Initial escrow accounting disclosure and the list of service provider are missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The Updated title report dated xx/xx/2020 shows that the xx was originated on xx. The subject xx was recorded on xx/xx/2007 with the instrument # xx.  The chain of the assignment has been completed. The current assignment is with xx, as Trustee of xx.

The annual installments of combined taxes for the year of 2019 have been paid in the amount of $xxxe current ownership is vested in the name of xx and xx (borrower).

The review of the payment history shows that, the borrower is current with the loan and the next due date is for xx/xx/2020. The last payment was received on xx/xx/2020, in the amount of $xxx, which was applied for xx/xx/2018. The UPB stated in the payment history is xx. The Current P&I is $xxx and PITI is $xxx, with the interest rate of 8.143%.	Collections Comments:The review of comment history shows that the borrower is current with the loan. The property has been occupied by the owner himself. No damage or repair to the property has been found.
The last payment was received on xx/xx/2020, in the amount of $xxx, which was applied for xx/xx/2018. The UPB stated in the payment history is xx. The Current P&I is $xxx and PITI is $xxx, with the interest rate of 8.143%.
The loan has not been modified since origination.
There is no information about foreclosure and bankruptcy activity has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 settlement statement is missing from loan file. The itemization or estimated HUD-1 is also not found."	* Application Missing (Lvl 2) "10O3 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The initial Escrow Account Disclosure and List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Property is Manufactured Housing (Lvl 2)     "Home has been affixed.  The appraisal report at origination is missing. However, the tape data shows that the Home is manufactured. The title policy is missing so Alta 7 is also not found. The affixation document (located-xx) shows that the home is affixed and converted in to real property, which was recorded on xx/xx/2007 with doc id #xx, book/page # xx."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report dated xx/xx/2020 shows that the subject xx was recorded on xx/xx/2007 with, xx.
The chain of assignment has not been completed as currently the assignment is with xx, as Trustee of xx. But, it should be xx.
No active judgments or liens have been found pending.
Property Tax Status;
1) Annual combined taxes for the year of 2019 have been paid in  the amount of xxx on xx/xx/2020.
No prior year delinquent taxes have been found pending.	Review of payment history as of dated xx/xx/2020 shows that the borrower is making regular payments. The loan payment is currently 0 month in delinquency. The next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the total amount of $xxx for the due date of xx/xx/2020. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 9.640% with P&I in the amount of $xxx.	Collections Comments:Collection comments available from xx/xx/2017 till xx/xx/2020 shows that the borrower is making regular payments. The loan payment is currently 0 month in delinquency. The next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the total amount of $xxx for the due date of xx/xx/2020. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 9.640% with P&I in the amount of $xxx.
The foreclosure was not initiated in the loan.
The bankruptcy was not filed by the borrower.
Collection comment dated xx/xx/2018 shows that property had not insurance at the time of hurricane. The borrower had never filed a claim for hurricane damage and was been repairing  the home slowly her own money and hence, was running out of pocket. The same comment shows that the borrower had placed a new roof on home in xx 2017. But, in xx 2017, due to hurricane the property had some damage. No amount of damages or repairs have been mentioned in the collection comments. The collection comments also, does not show any information regards the damages has been repaired or not. The latest BPO is also not available in the loan file to understand the current condition of the subject property.
Collection comment dated xx/xx/2019 shows that the subject property is occupied by the owner.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Estimated HUD-1 or itemization of points and fees are also not available in the loan file. Unable to test HC loans due to missing HUD."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas state. The following state disclosures are missing from the loan file.
TX Loan Agreement Notice
Commitment Requirement/Anti-Tying
TILA Disclosures in Spanish
Home Equity Consumer Disclosure
Home Equity Loan Interest and Fees Preclosing Disclosure
Home Equity Loan Copies of Documents
Home Equity Loan Rescission Notice
Fair Market Value of Homestead Property Acknowledgment
Home Equity Loan Notice of Address for Borrower Notification of Violation
Choice of Insurance Notice
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. which was recorded on xx/xx/2010.
The chain of the assignment has not been completed. The latest assignment is from xx, a xx to xx which was recorded on xx/xx/2018.It should be The seller is xx.
No active judgments or liens found.
The annual installment of the xx jurisdiction tax of 2019 is paid in the amount of $xxxxx/xx/2020.
The annual installment of the school jurisdiction tax of 2019 is paid in the amount of $xxxxx/xx/2020.
The annual installment of the utilities jurisdiction tax of 2019 is paid in the amount of $xxxxx/xx/2020.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The borrower is current with the loan. According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/2019, the reason for default is the illness of the borrower. The subject property has been occupied by the owner. No comments have been found for damages or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/settlement statement and itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form document is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx." for the amount of $xxxich was recorded on xx/xx/2007. The chain of assignment has not been completed. Currently, the assignment is from xx, as trustee of xx which was recorded on xx/xx/2018. The assignment is missing to xx. There is a civil judgment against the borrower with the favor of xx for the amount of $xxxch was recorded on xx/xx/2015. Combined annual taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/1900. No prior year delinquent taxes have been found.	According to latest payment history as of xx/xx/2020, the borrower is current with the loan and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 9.560%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 9.560%. The loan was not modified. No evidence of post-closing foreclosure and bankruptcy has been found. The subject property is unable to be determined. As per the comment dated xx/xx/2019, the reason for default is excessive obligation and the borrower intents to keep the property. According to comment dated xx/xx/2019, the subject property had damages due to wind. The property needed repairs in the amount of xx. The date of loss is xx/xx/2019 and the claim number is xx. The loss draft check has been received on xx/xx/2019 with the check number xx for the check amount is xx, check dated on xx/xx/2019. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages and we also don’t have any latest BPO to verify the property condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure Missing Required Disclosures Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed TX Constitution A6 Required Fees Test. Fees Charged $xxx20 allowed $xxx45 and over by +$xxx.The borrower to be refunded +$xxx over charged Fee to cure.

This loan failed the required fees test. The loan requires the borrower(s) to pay, in addition to interest, fees to any person that are necessary to originate, evaluate, maintain, record, insure, or service the extension of credit that exceed 3% of the original principal amount.

Fees Included - Loan Origination Fee $xxx16, Appraisal Fee $xxx, Credit Report Fee $xxxTitle Examination Fee $xxx, Attorney's Fee $xxx, Recording Fee $xxx
Per statute, the SOL of 4 years has expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.

TILA Foreclosure Rescission Finance Charge Test: FAIL The loan data is xx, the comparison data is xx and the variance is -$xxx

The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxx Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing form loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosures are missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure"
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,879.58	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The Updated title report dated xx/xx/2020 shows that the xx was originated on xx. The subject xx was recorded on xx/xx/2007 with the instrument #xx.  The chain of the assignment has been completed. The current assignment is with xx, As Trustee of xx.

There is a civil judgment in the amount of $xxxfavor of xx.
The annual installments of combined taxes for the year of 2017, 2018 and 2019 are delinquent in the amount of $xxxxxnd $xxx the due date of xx/xx/2018, xx/xx/2019 and xx/xx/2020 respectively. The above taxes are having the good through date of xx/xx/2020.
The current ownership is vested in the name of xx and xx (borrower).

According to the payment history, the borrower is current with the loan. The last payment was received date is xx/xx/2020.The payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx.The UPB reflected as per the payment history is in the amount of xx	Collections Comments:The review of comment history shows that the borrower is current with the loan. The property has been occupied by the owner himself. No damage or repair to the property has been found. The last payment was received date is xx/xx/2020.The payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx
Update:
As per the servicing comment dated xx/xx/2022, borrower xx deceased on xx/xx/2015.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowerxx and xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2012. The plan was discharged on xx/xx/2016.
The chapter 13 plan doc# xx shows the value of collateral is xx. However, the xxx dated xx/xx/2016 shows the value of collateral as xx.
The POC was filed on xx/xx/2014, the amount of claim is xx and amount of arrearage is $xxx. The schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx out of which xx is unsecured.
There is no any evidence of cram down.

Not Applicable	Affiliated Business Disclosure
Credit Application
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 settlement statement is missing from loan file. The itemization or estimated HUD-1 is also not found. Unable to test HC loans due to missing HUD."	* Application Missing (Lvl 2) "The final loan application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosure are missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file"
								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of updated title report dated xx/xx/2020, the subject xx was originated on xx. which was recorded on xx/xx/2009.
The chain of assignment has been completed. The last assignment is with xx, as Trustee of xx.
There are no active liens and judgment found against the borrower and subject property.
The annual installment of xx jurisdiction tax of 2019 has been delinquent in the amount of $xxxch was due on xx/xx/2020 and good through till xx/xx/2020.
No prior delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx.The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently performing. According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx.The UPB reflected as per the payment history is in the amount of xx.
The subject property has been occupied by the owner. The borrower's intention is to keep the property.
According to the xx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2015. The POC was filed on xx/xx/2015, the POC amount is xx and the arrearage amount is $xxx85.The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is $xxxe is no comment indicating a cram down.
There is no comment regarding foreclosure.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2015. According to the plan, the debtor sxxpay to the trustee $xxx for 60 months. The POC was filed on xx/xx/2015, the POC amount is xx and the arrearage amount is $xxx85.The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is $xxxe is no comment indicating a cram down.	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1 along with estimated HUD-1 and itemization are missing from the loan file. Unable to test HC loans due to missing HUD."	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requiremen"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.70 in favor of xx as nominee for xx.

The chain of assignment is completed as the subject xx is currently assigned to “xx, as trustee of xx” and this AOM was recorded on xx/xx/2018.

Active junior or senior judgments/liens/mortgages:

1. There is an active junior "xx" available in the updated title report against xx in the amount of xx in favor of "xx" and it was recorded on xx/xx/2011.

2. There is an active junior xx available in the updated title report against xx in the amount of $xxxfavor of "xx" and it was recorded on xx/xx/2011.

3. There is an active junior xx available in the updated title report against xx in the amount of $xxxfavor of "xx" and it was recorded on xx/xx/2013.

4. There is an active junior xx available in the updated title report against xx in the amount of $xxxfavor of "xx" and it was recorded on xx/xx/2010

The annual combined taxes for 2019 have been paid in full in the amount of $xxxxx/xx/2020.

No prior year delinquent taxes have been found in the updated title report.
Review of updated payment history as of xx/xx/2020, the loan is currently performing well and the next due for regular payment is xx/xx/2020. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently performing well and the next due for regular payment is xx/xx/2020. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB as of the date is in the amount of xx.According to the xxx, the debtor had (xxx) had filed bankruptcy under chapter- 7 with the case#xx on xx/xx/2008.
The Schedule-D in xxx shows that the unsecured amount is $xxxout of secured claim in the amount of xx and the value of collateral is xx.
The debtor and the subject Creditor ha filed a Reaffirmation agreement on xx/xx/2009.
The Case was terminated on xx/xx/2009.
The comment dated xx/xx/2019 states that the subject property is currently occupied by the borrower and borrower intended to keep the property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the debtor had (xx) had filed bankruptcy under chapter- 7 with the case#xx on xx/xx/2008.
The Schedule-D in xxx shows that the unsecured amount is $xxxout of secured claim in the amount of xx and the value of collateral is xx.
The debtor and the subject Creditor have filed a Reaffirmation agreement on xx/xx/2009.
The Case was terminated on xx/xx/2009.
Not Applicable	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "TX Constitution A6 Required Fees Test: FAIL    Charged: $xxx40    Allowed: $xxx69  Over by: +$xxx The borrower needs to be refunded overcharged Fees $xxx to cure.

This loan failed the required fees test.(Texas Constitution, Article xx) The loan requires the borrower(s) to pay, in addition to interest, fees to any person that are necessary to originate, evaluate, maintain, record, insure, or service the extension of credit that exceed 3% of the original principal amount.

Fees included -
Loan Origination Fee $xxx06
Appraisal Fee $xxx
Credit Report Fee $xxxTitle Examination Fee $xxx
Attorney's Fee $xxx
Recording Fee $xxx
Per statute, the SOL of 4 years has expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "1. This loan failed the TILA finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Finance Charge Test: FAIL   Charged: xx    Allowed: xx    Variance: -$xxx

2. This loan failed the TILA foreclosure rescission finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxILA Foreclosure Rescission Finance Charge Test: FAIL   Charged: xx    Allowed: xx    Variance: -$xxx"
* Missing Required Disclosures (Lvl 2)     "Settlement Services Providers List (SSPL) disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from loan file."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the Pro-title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of assignment has not been completed. The current assignment is with xx, As Trustee of xx, which was recorded on xx/xx/2018; however, it should be with xx.
There is a judgment against the borrower in the favor of xx, in the amount of $xxxch was recorded on xx/xx/2019.
The annual combined taxes of 2018 have been paid in the amount of $xxxe annual combined taxes of 2019 are delinquent in the amount of $xxx good through till xx/xx/2020; however, the due date is not available.
According to the review of payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2020. The current UPB reflected in the payment history is in the amount of xx till the due date of xx/xx/2020.	Collections Comments:
As per collection comments as of xx/xx/2020, the borrower is current with the loan.
According to the review of payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2020.  The current UPB reflected in the payment history is in the amount of xx till the due date of xx/xx/2020.
The reason for default is unable to be determined.
No evidences have been found regarding the occupancy and damages/repairs to the subject property in the latest 24 months of collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final Application/1003 is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "CE Risk Indicator is Significant as the loan is failing for TX Constitution A6 Required Fees Test. Total fee charged is $xxx85 and allowed is $xxx96 however it is over by $xxx. Borrower to be refunded $xxx over-charged fees to Cure.
Fees Included-
Loan Origination Fee $xxx17
Appraisal Fee $xxxCredit Report Fee $xxxitle Examination Fee $xxx
Attorney's Fee $xxx
Fee $xxxRecording Service Fee $xxx
Per statute, the SOL of 4 years has expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL, Loan Data: xx, Comparison Data: xx and Variance: -$xxx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxx Missing Appraisal (Lvl 2)     "The Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "The Right of Rescission is missing from the loan file."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. The chain of assignment is incomplete as the assignment of xx is currently with the “ xx “ instead of “xx.”. There are two active civil judgments against the borrower in the total amount of $xxx61 which was recorded on multiple dates in favour of multiple plaintiffs. Annual xx tax for the year of 2019 has been paid on xx/xx/2019 in the amount of $xxx	Review of the latest 12 months payment history shows that the borrower is performing. The last payment was received in the amount of $xxx on xx/xx/2020 which was applied for the month of xx/xx/2020. The next due date is xx/xx/2020. The current interest rate is 8.000% and as per the payment history current UPB is in the amount of xx.	Collections Comments:The subject loan is in performing. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of $xxx on xx/xx/2020 which was applied for the month of xx/xx/2020. The next due date is xx/xx/2020. The current interest rate is 8.000% and as per the payment history current UPB is in the amount of xx.
The property is damaged. As per comment dated xx/xx/2019 shows that the property is damaged due to wind and the loss date is 9/196/2019. As per comment dated xx/xx/2019 the loss amount is $xxx01. As per comment dated xx/xx/2019 Check received on xx/xx/2019 check#xx and the check amount is $xxx per comment dated xx/xx/2019 the final check was received on xx/xx/2019 check #xx and the check amount is xx. No information has been found regarding these damages whether it has been repaired or not.
As per collection comments the subject property has been occupied by the owner.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Dicsloures Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is missing from the loan file. Also the estimated HUD-1, or and Fee itemization are not available in the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at the time of origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$20,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx. which was recorded on xx/xx/2007.

The chain of the assignment has not been completed.

There is one junior xx active against the subject property is in the favor of EquiFirst xx in the amount of $xxxich was recorded on xx/xx/2007.

There are 2 UCC liens active in the favor of ISPC recorded on xx/xx/2014 and xx/xx/2019 amount of lien has not been provided.

Combined annual taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019.
No prior years delinquent taxes have been found.	As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 3%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current loan status is performing. As per the payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2020. The current UPB reflected as per the payment history is in the amount of xx.
The borrower rexxed for the loan modification in Jan 2018. However, the loan was modified in 2016 which was within 24 months. Hence, the loan mod was denied.
The reason for default is unemployment and decreased income. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No foreclosure details have been found from the loan file and collection comments.
No evidence of bankruptcy has been found.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate xx with a P&I of $xxx60 with an interest rate of 7.550% and a maturity rate of xx/xx/2037. The current P&I as per payment history is $xxx and rate of interest is 3.00%.
As per the tape data, the loan has been modified on xx/xx/2016 and modified principal balance is unknown. Also, collection comment dated xx/xx/2018 states that the loan mod was denied due to 24 months previous mod (xx/xx/2016).  As per tape data, mod interest rate is 3.00% and P&I of $xxx. However, Modification agreement is missing in the file.
1-4 Family Rider
Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file."
* Lost Note Affidavit (Lvl 3) "The Lost Note Affidavit was found from the loan file. The Lost Note Affidavit was executed on xx/xx/2018. The Lost Note Affidavit is located at “xx".	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing required 1-4 family rider (Lvl 2)     "1-4 Family Rider is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Florida state. The following state disclosures are missing from the loan file:
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of updated title report dated xx/xx/2020, shows that the subject xx was originated on xx.24 which is in the favor of, xx.
The chain of assignment has been completed as the assignment is with the xx, As Trustee of xx.
There are no active liens and judgments against the borrower and the property.
The combined annual taxes of 2019 have been paid in the amount of $xxx prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is current with the loan payments. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current loan status is performing. As per the payment history as of xx/xx/2020, the borrower is current with the loan payments.
 The RFD is unable to be determined.
There is no comment found regarding active foreclosure.
According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2006. However, the debtor was dischrged on xx/xx/20111 and the case was terminated on xx/xx/2011.
As per comments dated xx/xx/2018, the borrower is intent to keep the property.
The current property occupancy is unable to be determined.
No damage has been found in collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2006. The POC was filed on xx/xx/2006, the POC amount is xx and the arrearage amount is $xxx01. The debtor sxxpay the trustee $xxx for 51 months under chapter 13.The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is $xxxowever, the unsecured portion is $xxx There is no comment indicating a cram down. However, the debtor was discharged on xx/xx/2011 and the case was terminated on xx/xx/2011.
The date of last filing is xx/xx/2013 in which there is an order on application to pay unclaimed funds.	Not Applicable	Affiliated Business Disclosure
Credit Application
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file. Unable to test HC loans due to missing HUD."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file"
* Missing Appraisal (Lvl 2)     "The appraisal is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosure are missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value as the supportive document is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx. which was recorded on xx/xx/2007.
The chain of the assignment has not been completed. The latest assignment is with  xx, As Trustee of xx which was recorded on xx/xx/2018. However, it should be with xx.
No active judgments or liens have been found.
1st installment of xx jurisdiction tax of 2019 has been paid in the amount of $xxxxx/xx/2020.
1st installment of xx jurisdiction tax of 2018 has been paid in the amount of $xxxxx/xx/2019.
2nd installment of xx jurisdiction tax of 2018 has been paid in the amount of $xxxxx/xx/2019.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx31. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in performing and the last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx31. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/2019, the reason for default is a curtailment of income.
As per collection comment dated xx/xx/2019, the loan has been modified. The new UPB is xx with the new rate of 4.875 % and new Payment is $xxxth maturity of xx/xx/2053. The borrower has been delinquent with the loan. However, the loan modification agreement is missing from the loan file.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
As per the comment dated xx/xx/2019, the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is Conventional fixed rate xx with P&I of $xxx54 with the rate of interest 11.20000 % and a maturity date of xx/xx/2037. The P&I as per payment history is $xxx and rate of interest is 4.875%; however, there is a reduction in P&I with respect to Note data which seems that there would be a possible modification. As per collection comment dated xx/xx/2019, the loan has been modified. The new UPB is xx with the new rate of 4.875 % and new Payment is $xxxth maturity of xx/xx/2053. The borrower has been delinquent with the loan. However, the loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	4: Unacceptable	* ComplianceEase State/Local Predatory Test Failed (Lvl 4) " xx Threshold Loan APR Test: FAIL Loan Data 11.200% Allowed 11.100% Variance +0.100% & xx Threshold Loan Points and Fees Test: FAIL Charged $xxxowed $xxxr By +$xxx. SOL to make any Affirmative Claim is Five Years however Borrower can make any Defensive Claim against Foreclosure Action during the term of the loan.

This loan failed the threshold loan APR test. (xx "Threshold loan" (1)) The APR of the loan exceeds by more than 6 percentage points in the case of a first lien xx, or by more than 8 percentage points in the case of a junior xx, the yield on Treasury securities having comparable periods of maturity to the loan maturity as of the 15th day of the month preceding the month in which the application is received.

This loan failed the threshold loan points and fees test. (xx"Threshold loan" (2)) The total points and fees of the xx exceed 5% of the total loan amount in the case that the loan amount is xx or greater.

Fees Included - Loan Discount Fee $xxx00, Tax Related Service Fee $xxx	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosures is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file,

1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated  business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Significant	Not Covered	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the Pro-title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of assignment has not been completed. The loan was originated with xx. No further assignment has been done. However, it should be with xx.
No active judgments or liens have been found.
The annual xx taxes of 2019 have been paid in the amount of $xxx
The annual school taxes of 2019 have been paid in the amount of $xxx
No prior year’s delinquent taxes have been found.
According to the review of payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2020. The current UPB reflected in the payment history is in the amount of xx till the due date of xx/xx/2020.	Collections Comments:As per collection comments as of xx/xx/2020, the borrower is current with the loan.
According to the review of payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2020.  The current UPB reflected in the payment history is in the amount of xx till the due date of xx/xx/2020.
The reason for default is unable to be determined.
The comment history dated xx/xx/2018 shows that the subject property had been occupied by an unknown party.
No evidences have been found regarding the damages/repairs to the subject property in the latest 24 months of collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx report, the borrower xx and xx had filed the bankruptcy under chapter-7 with case #xx on xx/xx/2013. The Reaffirmation agreement was filed on xx/xx/2013 which is not related to subject property.
The bankruptcy was discharged on xx/xx/2013 & terminated on xx/xx/2013.	Unavailable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. The Estimated HUD-1/Itemization/GFE is also missing from the loan file. Unable to test HC loans due to missing HUD."	* Application Missing (Lvl 2) "The Final Application/1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "The Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The Updated title report dated xx/xx/2020 shows that the xx was originated on xx., in the amount of xx. The subject xx was recorded on xx/xx/2010 with the instrument #xx.  The chain of the assignment has not been completed. The current assignment is with xx, As Trustee of xx, Its Successors and Assigns.
There is a civil judgment in the amount of $xxxfavor of xx, which was recorded on xx/xx/2018.
The annual installments of combined taxes for the year of 2019 have been paid in the amount of $xxxe annual installments of combined taxes for the year of 2018 are delinquent in the amount of $xxx the due date of xx/xx/2020, whose good through date is xx/xx/2020. The current ownership is vested in the name of xx and xx (Borrower).
The review of the payment history shows that, the borrower is current with the loan and the next due date is for xx/xx/2020. The last payment was received on xx/xx/2020, in the amount of $xxx, which was applied for xx/xx/2018. The UPB stated in the payment history is xx. The Current P&I is $xxx and PITI is $xxx, with the interest rate of 9.407%.

Collections Comments:
According to the review of latest collection comments as of xx/xx/2020,  the borrower is current with the loan and the next due date is for xx/xx/2020. The last payment was received on xx/xx/2020, in the amount of $xxx, which was applied for xx/xx/2018. The UPB stated in the payment history is xx. The Current P&I is $xxx and PITI is $xxx, with the interest rate of 9.407%.
The loan has never been modified since origination.
There no evidence of foreclosure action.
There is no evidence found regarding the bankruptcy.
According to the collection comments the property is occupied by the owner with no visible damages.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan is failing for TX Constitution A6 Required Fees Test. Total fee charged is $xxx14 and allowed is $xxx80 however it is over by $xxx. Borrower to be refunded $xxx over-charged fees to Cure.
Fees Included-
Loan Origination Fee paid by Borrower: $xxx30
Appraisal Fee paid by Borrower: $xxxCredit Report Fee paid by Borrower: $xxxlood Certification - Initial Fee paid by Borrower: $xxxitle Examination Fee paid by Borrower: $xxx
xx Recording paid by Borrower: $xxx
Per statute, the SOL of 4 years has expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is
understated by more than $xxx* Higher Price xx Loan (Lvl 2)     "This is a HOEPA Higher-Priced xx Loan. APR charged is 9.790% and allowed is 6.650% and over by 3.140%. The loan is not escrowed.

This loan failed the HOEPA higher-priced xx loan document type test due to one of the following findings:
The loan is a higher-priced xx loan and the document type of the loan is "No Asset Verification," "No Asset or
Income Verification," "No Documentation," "No Income Verification," "Reduced," or "Streamline Refinance;" or
The documentation type of the loan was not provided. The documentation type is one of several factors that should be considered when making any higher-priced xx loan."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "The initial TIL is not executed."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosures are missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
								14. Construction Loan Disclosure"		Critical	Fail	Fail	Pass	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per review of latest updated title report dated xx/xx/2020 the subject xx was originated on xx.95 in favor of xx., which was recorded on xx/xx/2009 under Bk/Pg#xx. The chain of assignment has not been completed as the xx is currently with  xx, As Trustee of xx instead of the current assignee xx.
No active judgments or liens have been found against the borrower or subject property.
The annual combined taxes of 2018 have been paid in the amount of $xxxe annual combined taxes for 2019 have been delinquent in the amount of $xxx payable through the date of xx/xx/2020. However, unsure whether the delinquent taxes have been paid or not
As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 10.620% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB reflected is in the amount of xx and the tape data reflects the deferred balance in the amount of xx.

Collections Comments:The loan is performing and borrower has been making his monthly payments. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 10.620% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB reflected is in the amount of xx and the tape data reflects the deferred balance in the amount of $xxx00.
As per original Note loan was originated with fixed amortization with interest rate of 11.12% & P&I $xxx and the rate was changed as per rate reduction rider available with Note which is located at "xx", as per rider lender agreed agrees to decrease the rate to 10.62%, hence, the P&I also changed. The latest pay history reflected the interest rate as 10.62% and P&I $xxx.
The loan has not been modified since origination.

No evidence has been found regarding foreclosure proceedings or bankruptcy filing.
The property is owner occupied and no visible damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Loan Application is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "TX Constitution A6 Required Fees Test: FAIL Charged $xxxowed $xxxr By +$xxxrrower to be refunded Overcharged Fees $xxx to cure.

This loan failed the required fees test.(Texas Constitution, xx) The loan requires the borrower(s) to pay, in addition to interest, fees to any person that are necessary to originate, evaluate, maintain, record, insure, or service the extension of credit that exceed 3% of the original principal amount.

Fees Included -
Loan Origination Fee $xxx28
Appraisal Fee $xxx
Credit Report Fee $xxxlood Determination - Life of Loan Fee $xxxitle Examination Fee $xxx
Attorney's Fee $xxx
Recording Fee $xxxRelease fee $xxx
Per statute, the SOL of 4 years has expired."
								* ComplianceEase TILA Test Failed (Lvl 2) "ComplianceEase TILA test failed as The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx"		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 which was recorded on xx/xx/2013 with xx.

No single assignment of xx is available in the updated title report as the subject xx is still with the lender,xx instead of xx.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The annual xx taxes for 2019 have been paid in full in the amount of $xxxxx/xx/2019.

The annual School taxes for 2019 have been paid in full in the amount of $xxxxx/xx/2019.

No prior year delinquent taxes have been found in the updated title report.
Review of updated payment history as of xx/xx/2020, the loan is currently performing well and the next due for regular payment is xx/xx/2020. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently performing well and the next due for regular payment is xx/xx/2020. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB as of the date is in the amount of xx.
No evidences are available in the latest 24 months servicing comments regarding foreclosure proceedings and Bankruptcy filings.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Good Faith Estimate	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The final Hud-1 is not signed by all the borrowers."	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is "Moderate" due to following factors -

1. This loan failed the TILA finance charge tests the finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx2. This loan failed the TILA foreclosure rescission finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx ComplianceEase TILA Test Failed (Lvl 2)     "1. This loan failed the TILA finance charge tests the finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx2. This loan failed the TILA foreclosure rescission finance charge test as the finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Good Faith Estimate missing or unexecuted (Lvl 2)     "The final GFE is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. which was recorded on xx/xx/2017 with xx as nominee for xx. The chain of assignment is incomplete as no assignments have been found. No active judgments or liens have been found. Annual Combined taxes of 2019 are delinquent in the amount of $xxxh good through date of xx/xx/2020.	Review of payment history shows that the borrower is making payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx that was applied for the due date of xx/xx/2020. The next payment is due on xx/xx/2020. As per payment history, the current UPB is in the amount of xx.	Collections Comments:Currently the loan is performing. The borrower is making payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx that was applied for the due date of xx/xx/2020. The next payment is due on xx/xx/2020. No comments have been found regarding foreclosure and bankruptcy in latest collection comments. The borrower wants to keep the subject property. As per comment dated xx/xx/2018, the subject property had damaged due to Hurricane in the amount of xx. The borrower had claimed insurance with claim #xx. As per comment dated xx/xx/2019, a check #xx dated xx/xx/2018 has been received in the amount of $xxx further comments have been found whether the damages have been repaired or not.
Annual Combined taxes of 2019 are delinquent in the amount of $xxx with good through date of xx/xx/2020.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial 1003_Application Missing DU/GUS/AUS Notice of Servicing Transfer Transmittal (1008)	3: Curable	* Assets Verification (Lvl 3) "Unable to verify assets as final application, final underwriting transmittal and AUS are missing in the loan file." * Income documentation does not meet guidelines (Lvl 3) "Unable to verify income as final application, final underwriting transmittal and AUS are missing in the loan file." * Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS is missing from the loan file." * Missing Initial 1003_Application (Lvl 3) "Initial application is missing in the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan has failed TX Constitution A6 Total Indebtedness Test.

(Texas Constitution, Article 16, Section 50 (a)(6)(B), as amended Sept. 2003) The loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds 80% of the fair market value of the homestead on the date the extension of credit is made.

No CLTV ratio was provided. For TX Constitution A6 this information is required to determine if the loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds 80% of the fair market value of the homestead on the date the extension of credit is made."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan has failed TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test.

The disclosed finance charge is xx and allowed is xx however it is undercharged by $xxx.

also

This loan has failed TILA APR Test

The disclosed APR is 4.280% and allowed is 4.510% however it is under disclosed by 0.230%.

3 year SOL for refinance has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "This loan has failed Charges That Cannot Increase Test.

Charges That Cannot Increase Test: FAIL Loan Data $xxx  Variance allowed $xxxOver by +$xxx

Final CD dated xx/xx/2016 has addition fees in section B as: Appraisal Review fee $xxx, Credit Report fee as $xxxand Verfication fee as $xxxtotal of $xxx. However the Initial LE dated xx/xx/2016 does not have these fees in it.

Subject is a refinance loan and 3 years SOL has expired."
* Higher Price xx Loan (Lvl 2)     "This loan failed the higher-priced xx loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced xx loan, as defined in Regulation Z and the subject loan is Not Escrowed.

While the higher-priced xx loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced xx loans even if the additional conditions are met.

Higher-Priced xx Loan Test: FAIL      Charged: 4.510%      Allowed: 4.310%     Over by: +0.200%"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure to the Borrower(s) on LE dated xx/xx/2016 discloses the loan will not be transferred and the originator will service the loan."
								* Transmittal (1008) is Missing (Lvl 2) "Missing Final Underwriting Transmittal Summary."		Critical	Fail	Fail	Pass	Fail	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,000.01	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx.29, which was recorded on xx/xx/2006.
The chain of the assignment has not been completed. The latest assignment is fromxx toxx, As Trustee Of xx which was recorded on xx/xx/2018. However, the missing assignment is to xx.
No active liens and judgments have been found against the borrower and the property.
Annual combined installment taxes for the year 2019 have been delinquent in the amount of $xxxch were good through on xx/xx/2020.

According to a review of the payment history as of xx/xx/2020, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/2020.  The last payment was received on xx/xx/2020 total in the amount of PITI $xxx which includes P&I $xxx with the rate of interest 9.80%, which was applied for the due date of xx/xx/2020.  The UPB reflected in the latest payment history is in the amount of xx.
Collections Comments:According to the review of the servicing comments, the borrower is performing with the loan. As per the payment history as of xx/xx/2020, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx which includes P&I $xxx with the rate of interest 9.80%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.
Unable to determine the reason for the default of the borrower from the available servicing comments.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
Unable to determine the occupancy and current condition of the subject property from the available servicing comments. As per the comment dated xx/xx/2019, the subject property was located in a major disaster area(Severe Storms and Flooding). The event occurred on xx/xx/2019. The Disaster was declared on xx/xx/2019 and it was ended on xx/xx/2019. No impact on the subject property due to disaster. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "TX Constitution A6 Required Fees Test: FAIL Charged $xxx58 Allowed $xxx43 Over By +$xxx. The overcharge amount of $xxx needs to be refunded to the borrower in order to cure.

This loan failed the required fees test. The loan requires the borrower(s) to pay, in addition to interest, fees to any person that is necessary to originate, evaluate, maintain, record, insure, or service the extension of credit that exceeds 3% of the original principal amount.

Fees Included - Loan Origination Fee $xxx24, Appraisal Fee $xxx Credit Report Fee $xxxTitle Examination Fee $xxx, Attorney's Fee $xxx, Recording Fee $xxx Recording service Fee $xxx

Per statute, the SOL of 4 years has expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxLA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx"
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in the state of Texas. The following required State Disclosure is missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file"
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the both borrower."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx.72, which was recorded on xx/xx/2009.
The chain of the assignment has not been completed. The latest assignment is from xx Loan
Servicing, xx toxx, As trustee Of xx which was recorded on xx/xx/2018. However, the missing assignment is to xx.

First, combined taxes have been paid in the amount of $xxx second taxes are due on xx/xx/2020 in the amount of $xxx prior years delinquent taxes have been found.

There is an active junior "Notice of xx" available in the updated title report against "xx" in the amount of xx in favor of Department of the xx" which was recorded on xx/xx/2010.
The IRS lien amount is greater than the original principal balance of the loan amount and no evidences are available whether borrower xx & Lien holder "xx" are same.	According to a review of the payment history as of xx/xx/2020, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of $xxx with the rate of interest 10.320%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the borrower is performing with the loan. As per the payment history as of xx/xx/2020, the borrower is performing with the loan and the next due for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of $xxx with the rate of interest 10.320%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.
The reason for the default of the borrower was a curtailment of income. The borrower wants to retain his property.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Update:
No additional information found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application/1003 is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The loan is failing for TX Constitution A6 Required Fees Test.
Total fee charged is $xxx allowed is $xxxever it is over by +$xxxrrower to be refunded $xxx overcharged fee to cure.
Fees Included-
Loan Origination Fee $xxx22
Appraisal Fee $xxxCredit Report Fee $xxxitle Examination Fee $xxx
Attorney's Fee $xxx
Recording Fee $xxxFlood Determination - Initial Fee $xxxPer statute, the SOL of 4 years has expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxLA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service Providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Texas state. The following state disclosures are missing from the loan file:

1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement"
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by both borrowers."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.98, in favor of xx. recorded in Instrument# | Book/Page# xx.
The chain of assignment has not been completed. The assignment from xx, As Trustee of xxx xx to xx is missing.
No active mortgages, liens, and judgments have been found.
No prior year delinquent taxes have been found. Annual xx taxes for the year 2019 have been paid on xx/xx/2020 in the amount of $xx.	As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx with an interest rate of 10.54%. The current UPB reflected as per the payment history is in the amount of xx.
Collections Comments:The current loan status is performing. As per the payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx with an interest rate of 10.54%. The current UPB reflected as per the payment history is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
The reason for default is unemployment and decreased income. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file. Unable to test HC loans due to missing HUD."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.xxor the amount of xx which was recorded on xx/xx/2007.
The chain of assignment has not been completed. The last assignment is fromxx toxx, as trustee of xxx xx xxx A which was recorded on xx/xx/2018. The last assignment should be with xx.
There is one xx lien against the borrower, xx” in the favor of “xx” for the amount of $xxx was recorded on xx/xx/2013.
Combined annual taxes for the year of 2019 have been paid in the amount of $xxx/xx/2020. No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/2020, the loan is currently performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date of xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 4.999% and P&I is $xxx	Collections Comments:The loan is currently performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date of xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current interest rate is 4.999% and P&I is $xxxeclosure/bankruptcy activity has been found.
The adjustment of term agreement was made between the borrower, “xx” and the lender, xxl, xx.” on xx/xx/2013. According modified terms, the new principal balance is xx. The borrower promises to pay P&I in the amount of $xxx the interest rate of 5.00% beginning from xx/xx/2013 till the maturity date of xx/xx/2048. According to comment dated xx/xx/2019, the reason for default is illness of mortgagor. According to comment dated xx/xx/2019, the subject property is located in major disaster area (severe storms and flooding). The event was occurred on xx/xx/2019 and was ended on xx/xx/2019. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file. According to comment dated xx/xx/2019, the subject property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The adjustment of term agreement was made between the borrower, “xx” and the lender, “xx.” on xx/xx/2013. According modified terms, the new principal balance is xx. The borrower promises to pay P&I in the amount of $xxx the interest rate of 5.00% beginning from xx/xx/2013 till the maturity date of xx/xx/2048. There is deferred balance in the amount of $xxx	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "TX Constitution A6 Required Fees Test: FAIL Charged $xxxed $xxxBy +$xxxrower to be refunded overcharged Fees $xxxure.

This loan failed the required fees test.(Texas Constitution, Article 16, Section 50 (a)(6)(E) & (t)(4), as amended Sept. 2003) The loan requires the borrower(s) to pay, in addition to interest, fees to any person that are necessary to originate, evaluate, maintain, record, insure, or service the extension of credit that exceed 3% of the original principal amount.

Fees Included-
Loan Origination Fee $xxx Discount Fee $xxxit Report Fee $xxxle Examination Fee $xxxrney's Fee $xxxrding Fee $xxxcording Service Fee $xxxPer statute, the SOL of 4 years has expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxinance Charge Test: FAIL Loan Data: xx Comparison Data: xx Variance:-$xxxs loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Foreclosure Rescission Finance Charge Test: FAIL Loan Data: xx Comparison Data: xx Variance:-$xxxs loan failed the TILA APR test.
The annual percentage rate (APR) is 10.330%. The disclosed APR of 10.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: FAIL Loan Data: 10.000% Comparison Data10.330% Variance:-0.330%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas State. The following state disclosures are missing from the loan file.
TX Loan Agreement Notice
Commitment Requirement/Anti-Tying
TILA Disclosures in Spanish
Home Equity Consumer Disclosure
Home Equity Loan Interest and Fees Preclosing Disclosure
Home Equity Loan Copies of Documents
Home Equity Loan Rescission Notice
Fair Market Value of Homestead Property Acknowledgment
Home Equity Loan Notice of Address for Borrower Notification of Violation
Choice of Insurance Notice
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan file."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.54 withxx. which was recorded on xx/xx/2007.

The chain of assignment is completed as the subject xx is currently assigned to “xx xx xxx, xx, as trustee of xxx xx xx A” and this AOM was recorded on xx/xx/2018.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The 1st installment of xx tax for 2019 has been paid off in the amount of $xxxxx/xx/2020 and 2nd installment of $xxx also been paid off on xx/xx/2020. 3rd installment of xx tax for 2019 is due on xx/xx/2020 for the amount of $xxxo prior year delinquent taxes have been found in the updated title report.
Review of updated payment history as of xx/xx/2020, the loan is currently in delinquency for +1 month and the next due for regular payment is xx/xx/2020. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB as of the date is in the amount of xx.

Collections Comments:The loan is currently in delinquency for +1 month and the next due for regular payment is xx/xx/2020. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB as of the date is in the amount of xx.
The comment dated xx/xx/2018 states the subject property had damages due to Wind/Hail and the dates of loss are xx/xx/2018, xx/xx/2018 and xx/xx/2018. The final drawn claim check was received on xx/xx/2018 in the amount of $xxxe total net claim is in the amount of xx. The claim check was received in the amount of $xxx45 on xx/xx/2018. The claim check was received for the amount of $xxx43 on xx/xx/2018. The claim check for the amount of $xxx10 was received on xx/xx/2018. The claim check of xx was received on xx/xx/2018. The claim check of $xxx received on xx/xx/2018.
The comment dated xx/xx/2018 states that according to the inspection report dated xx/xx/2018, the repairs were completed 100% and it was pending for uploading inspected property photos.

Update:
2023 xx taxes are delinquent in the amount of $xxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "Compliance Ease risk indicator is significant as loan is failing for State & Local Predatory due to TX Constitution A6 Total Indebtedness Test:

This loan failed the total indebtedness test due to one of the following findings;

The loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds 80% of the fair market value of the homestead on the date the extension of credit is made.

No CLTV ratio was provided. For TX Constitution A6 this information is required to determine if the loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds 80% of the fair market value of the homestead on the date the extension of credit is made."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The Settlement Services Providers List (SSPL) disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx. which was recorded on xx/xx/2005.
The chain of assignment has not been completed. The last assignment is withxx, as Trustee of xxx xx xx. It should be with xx.
There are no active liens and judgments against the borrower/subject property.
The annual xx taxes for the year of 2019 for parcel#xx and Parcel#xx are delinquent in the total amount of $xxx	The loan is currently performing. According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx77. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently performing. According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx77. The UPB reflected as per the payment history is in the amount of xx.

The reason for default is unable to determine. The subject property has been occupied by the owner. The borrower's intention is to keep the property.

No evidence of active foreclosure found.

According to the xxx, there is no active bankruptcy filed by borrower.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1 along with estimated HUD-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 Application document is missing in loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing in loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx." for the amount of xx which was recorded on xx/xx/2006.
The chain of assignment has not been completed. Currently, the assignment is fromxx, as trustee of xxx xx xx its successor and assign which was recorded on xx/xx/2018.  The assignment is missing to xx.
No active liens and judgments have been found against the borrower and subject property.
Combined annual taxes for the year of 2018 have been paid in the amount of $xxxxx/xx/2019.

The combined annual taxes for the year 2019 were delinquent in the amount of $xxxxx/xx/2020 which was good through till xx/xx/2020.

According to latest payment history as of xx/xx/2020, the borrower is current with the loan and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 4.990%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 4.990%. The loan was not modified. Also, Comment dated xx/xx/2018, the loan modification has been approved and the modification open was completed on xx/xx/2018. The comment dated xx/xx/2018; the modification status has been changed to xx/xx/2018. No further information has been found regarding the modification. No evidence of post-closing foreclosure and bankruptcy has been found. As per the comment dated xx/xx/2019, the subject property is owner occupied; the reason for default is curtailment of income and the borrower intents to keep the property. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file. It seems property is in good condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate xx with P&I of $xxx with the rate of interest 12.03% and a maturity date of xx/xx/2026. The P&I as per payment history is the $xxx and rate of interest is 4.990%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification.
As per tape data, the loan has not been modified. Also, Comment dated xx/xx/2018, the loan modification has been approved and the modification open was completed on xx/xx/2018. The comment dated xx/xx/2018; the modification status has been changed to xx/xx/2018. No further information has been found regarding the modification.

Affiliated Business Disclosure
Credit Application
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required Disclosures
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization is missing from the loan files."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosures are missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.98, in favor ofxx. recorded in Instrument# xx.
The chain of assignment has not been completed. The assignment fromxx, As Trustee of xxx xx xx A, its successors and assigns to xx is missing.
There are 2 judgments against the borrower in favor of xx. First judgment is in amount of $xxxorded on xx/xx/2013. Second judgment is in amount of $xxxorded on xx/xx/2013.
There is a HOA judgment against the subject property. The Lis Pendens was filed by HOAxx. on xx/xx/2015 and was recorded in Instrument# xx on xx/xx/2015. The judgment in the amount of $xxx entered on xx/xx/2016.
There is another HOA judgment against the subject property. The Lis Pendens was filed by HOAxx. on xx/xx/2019 and was recorded in Instrument#xx on xx/xx/2019. The judgment in the amount of $xxx entered on xx/xx/2019
Annual combined taxes for the year 2019 are delinquent for due date xx/xx/2020 in the amount of $xx.	As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx with an interest rate of 8.82%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current loan status is performing. As per the payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx with an interest rate of 8.82%. The current UPB reflected as per the payment history is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
The reason for default is unemployment and decreased income. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Update:
No additional information found in recent collection comments.

Foreclosure Comments:As per collection comment the foreclosure was initiated. The file was referred to an attorney on xx/xx/2018.The FC file was closed on xx/xx/2018 as the loan was reinstated.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file. Unable to test HC loans due to missing HUD."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx. in the amount of xx which was recorded on xx/xx/2003 with the Instr | Book/Page#xx.
The chain of assignment has not been completed. The last assignment was done withxx, as trustee of xxx xx xx A which was recorded on xx/xx/2018. However; it should be with xx.
There is a Child support lien against the borrower xx with the xx name of The Department of Social and Health Services (DSHS) for the amount of $xxxch was recorded on xx/xx/2003.
2nd installment taxes for the year of 2019 have been delinquent in the amount of $xxxt and 2nd installment taxes for the year of 2020 have due in the total amount of $xxx05.
As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020. The current P&I is $xxx with an interest rate of 8.750 % and PITI is $xxx. The UPB reflected in the payment history is in the amount of xx.	Collections Comments:The servicing comments and documents in file reveal that loan is Performing.
The borrower is current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020. The current P&I is $xxx with an interest rate of 8.750 % and PITI is $xxx. The UPB reflected in the payment history is in the amount of xx.
The bankruptcy and foreclosure details have not been found. The reason for default is excessive obligation.
The borrower intends to keep the property. No damages or estimated repairs have been found. Comment dated xx/xx/2020, the subject property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Itemization of fees and estimated HUD-1 are also missing from the loan file."
* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at "xx", which states that the original note has been misplaced or destroyed. However, the copy of note is available in the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Washington. The following required State Disclosure is missing in the loan file.
1. Construction Lien Disclosure
2. xx Loan Servicing Disclosure
3. Choice of Insurance Notice
4. PurxxxMoney Residential xx Loan Closing Valuation Disclosure
5. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the Pro-title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of assignment has not been completed. The current assignment is withxx, As Trustee of xxx xx xx A, which was recorded on xx/xx/2018; however, it should be with xx.
There is a civil judgment against the borrower in the favor of xx, in the amount of $xxxch was recorded on xx/xx/2016.
The annual xx taxes of 2019 have been paid in the amount of $xxxch was due on xx/xx/2019.
The annual xx taxes of 2019 are delinquent in the amount of $xxxch was due on xx/xx/2020 and good through till xx/xx/2020.
According to the review of payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for the due date of xx/xx/2020. The P&I is in the amount of $xxx and the interest rate is 10.780%. The current UPB reflected as per the payment history is in the amount of xx till the due date of xx/xx/2020.	Collections Comments:As per review of the collection comments as of xx/xx/2020, the borrower is current with the loan.
According to the review of payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for the due date of xx/xx/2020. The P&I is in the amount of $xxx and the interest rate is 10.780%. The current UPB reflected as per the payment history is in the amount of xx.
The collection comment dated xx/xx/2020 shows that the reason for default is excessive obligations.
As per the collection comment dated xx/xx/2020, the subject property occupancy is owner occupied. No evidences have been found regarding the damages/repairs to the property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1 is missing from the loan file. The Estimated HUD-1/Itemization/GFE is also missing from the loan file."	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "The Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There are two UCC liens which is in the total amount of $xxxecorded on xx/xx/2019 and xx/xx/2016 which were filed by xx xx.
Annual xx taxes for the year of 2019 have been paid in the amount of $xxx
No delinquent taxes have been found for the prior years
The review of updated payment history as of xx/xx/2020, the subject loan is currently delinquency for 1 month and the next due date of payment is xx/xx/2020. The last payment (P&I) was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB as of the date is mentioned in the updated payment history is in the total amount of $xxx65.	Collections Comments:The loan is in collection. The review of updated payment history as of xx/xx/2020, the subject loan is currently delinquency for 1 month and the next due date of payment is xx/xx/2020. The last payment (P&I) was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB as of the date is mentioned in the updated payment history is in the total amount of $xxx per review of servicing comment the reason for default is Curtailment of Income and the subject property is owner occupied and borrower want to keep the property. No comments found regarding damage and repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required Disclosures
Missing Required State Disclosures
Note
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "Note is missing from the loan files. The loan mod/AOT/COT are also missing from the loan file. However, the values are updated from the tape data and the lost note affidavit."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And estimated HUD-1 and Fee itemization are also not available in the loan file."
* Lost Note Affidavit (Lvl 3) "Lost note affidavit dated xx/xx/2017 was found in the loan file located at (xx) as original note was misplaced, lost or destroyed. And duplicate copy / attested copy of note are also missing from the loan file."	* Application Missing (Lvl 2) "Final loan application /1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Louisiana State. The following required state disclosures are missing from the loan file.
1. Authorization Fees, Charges and Expenses for Federally Related xx Loans
2. Anti-Tying Disclosure
3. Financial Institution Choice of Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx." for the amount of $xxxich was recorded on xx/xx/2007.
The chain of assignment has not been completed. Currently, the assignment is fromxx, as trustee of xxx xx xx which was recorded on xx/xx/2017.  The assignment is missing to xx.
No active liens and judgments have been found against the borrower and subject property.

Combined annual taxes for the year of 2018 have been paid in the amount of $xxxxx/xx/2020.
The combined annual taxes for the year 2019 were delinquent in the amount of $xxxch was good through till xx/xx/2020.

According to latest payment history as of xx/xx/2020, the borrower is current with the loan and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 9.070%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 9.070%. The loan was not modified. No evidence of post-closing foreclosure or bankruptcy has been found. As per the comment dated xx/xx/2020, the subject property is unknown occupied. As per the comment dated xx/xx/2020, the reason for default is death of the family member. The Borrower intention is to keep the property. According to comment dated xx/xx/2017, the subject property had damages due to Hurricane. As per the document located on “Loss Draft Ins Estimate-Loan xx “, the property needed repairs amount is unable to be determined. The xx affidavit has been located on “Loss Draft Mortgagor Affidavit-Loan xx”. As per the comment dated xx/xx/2017, the loss draft check has been received in the amount of xx with the check #xxx and the loss draft document is located on “Loss Draft Check Images-Loan xx”. As per the comment dated xx/xx/2017, the 99% of the repairs have been completed. No further details have been found in the latest 12 months of the servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Initial Escrow Acct Disclosure
Missing Required Disclosures
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at xx”, which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed TX Constitution A6 Required Fees Test. Fees Charged $xxxowed $xxx over by +$xxx98.The borrower to be refunded +$xxx98 over charged Fee to cure.

This loan failed the required fees test. The loan requires the borrower(s) to pay, in addition to interest, fees to any person that are necessary to originate, evaluate, maintain, record, insure, or service the extension of credit that exceed 3% of the original principal amount.

Fees Included - Loan Origination Fee $xxx38, Appraisal Fee $xxx, Credit Report Fee $xxxAttorney's Fee $xxx, Title Insurance $xxx, Texas Title Guaranty Fee $xxxRecording Fee $xxx
Per statute, the SOL of 4 years has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosures are missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report dated xx/xx/2020 shows that subject xx originated on xx.61 has been active on the title.
There is another xx active on the property in the favor of xx dated xx/xx/2004 and recorded on xx/xx/2004 for the amount of xx

Chain of assignment is incomplete as the assignment to current lender, xx is missing.
There is another xx active on the property in the favor of Town of North Wilkesboron dated xx/xx/2010 and recorded on xx/xx/2011 for the amount of xx

RE tax Status:
Taxes have been paid through 2019.
The latest payment history as of xx/xx/2020 reveals that the borrower is delinquent with the loan for 1 month and the next due date for the payment is xx/xx/2020. The last payment was received in the amount of $xxx on xx/xx/2020 which was applied to the due date xx/xx/2020. The current P&I is $xxx and PITI is $xxx, the rate of interest is 4.500%. The current UPB is xx.	Collections Comments:Available servicing comments as of xx/xx/2020 reveals that the loan is active in collections and the next due date for the payment is xx/xx/2020. The last payment was received in the amount of $xxx on xx/xx/2020 which was applied to the due date xx/xx/2020. The current P&I is $xxx and PITI is $xxx, the rate of interest is 4.500%. The current UPB is xx.
The reason for default is illness of the borrower and borrower intends to keep the property.
The loan was originated on xx.61. The P&I was $xxx and the rate of interest was 14.82%. The current payment history as xx/xx/2020 reflects that the current P&I is $xxx and the rate of interest is 4.50%. The servicing comment dated xx/xx/2019 reflects that the loan modification process has been completed. However, the agreement is missing from the loan file.
No information regarding foreclosure activity has been found.
The borrower xx and xx had filed bankruptcy under chapter 7 with case#xx on xx/xx/1998. The debtor was discharged on xx/xx/2000.
No damage has been found for the subject property

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowerxx and xx had filed bankruptcy under chapter 7 with case#xx on xx/xx/1998. The debtor was discharged on xx/xx/2000.	The loan was originated on xx. The first payment due date was xx/xx/1997 and the stated maturity date was xx/xx/2017. The loan has been permanently modified in 2019 and the maturity date has been extended to xx/xx/2029. However, the loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization of points and fees are missing from the loan file."
* Lost Note Affidavit (Lvl 3) "The lost note affidavit is located at "xx" which states that the original note has been misplaced or lost."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx.
The chain of assignment is complete.
There are no judgments and liens.
Annual xx taxes for the year of 2018 have been paid in the amount of $xxxdelinquent taxes have been found for the prior years.
Review of the payment history provided from xx/xx/2018 to xx/xx/2020 reveals that the last payment was received in the amount of $xxx on xx/xx/2020. The next due date is xx/xx/2020. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 6.000%.	Collections Comments:The loan is Performing. Review of the payment history provided from xx/xx/2018 to xx/xx/2020 reveals that the last payment was received in the amount of $xxx on xx/xx/2020. The next due date is xx/xx/2020. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 6.000%.
As per xxx, the borrower xx and xx had filed bankruptcy under chapter 7 with case # xx on xx/xx/2009.
The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. Debtor had discharged on xx/xx/2009 and case was terminated on xx/xx/2009.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx, the borrower xx and xx had filed bankruptcy under chapter 7 with case # xx on xx/xx/2009.
The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. Debtor had discharged on xx/xx/2009 and case was terminated on xx/xx/2009.
Loan modification is missing from the loan file. This is a conventional fixed rate xx with P&I of $xxx with the rate of interest 10.02% and a maturity date of xx/xx/2038. The P&I as per payment history is the $xxx and rate of interest is 6.000%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. According to the tape data the loan modification was made on xx/xx/2010. No evidence has been found regarding the modification in latest collection comments.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And estimated HUD-1 and Fee itemization are also not available in the loan file."	* Application Missing (Lvl 2) "Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2018, the xx was originated on xx. The chain of xx assignment is incomplete as no assignment has been found. This should be withxx. There is a Notice of Tax Lien (State Tax Lien) open against the borrower favor of xx Department of Revenue in the amount of $xxxch was recorded on xx/xx/2018. First and second xx taxes have been paid in the amount of $xxx	The payment history dated as of xx/xx/2020 reveals that the loan is not in delinquency. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 3.00%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that the loan is performing.
 The payment history dated as of xx/xx/2020 reveals that the loan is not in delinquency. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020.
As per comment dated xx/xx/2020, the foreclosure was initiated in this loan by referred to attorney on xx/xx/2020. Comment dated xx/xx/2020 states that the foreclosure was closed due to loan reinstated.
According to the xxx, xx(borrower) had filed bankruptcy under chapter-7 with the case# xx on xx/xx/2013. Schedule D in xxx dated xx/xx/2013 states the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. This case was discharged on xx/xx/2013 and it was terminated on xx/xx/2013.
According to collection comment, no damages or repairs have been found.

Foreclosure Comments:As per comment dated xx/xx/2020, the foreclosure was initiated in this loan by referred to attorney on xx/xx/2020. Comment dated xx/xx/2020 states that the foreclosure was closed due to loan reinstated.
Bankruptcy Comments:According to the xxx, xx(borrower) had filed bankruptcy under chapter-7 with the case# xx on xx/xx/2013. Schedule D in xxx dated xx/xx/2013 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. This case was discharged on xx/xx/2013 and it was terminated on xx/xx/2013.	The loan modification was made between the lender xx and the borrower xx on xx/xx/2015. The new UPB is in the amount of xx and the borrower has promises to pay initial monthly payment of $xxx on or before xx/xx/2016 after this the borrower will pay P&I in the amount of $xxx from xx/xx/2016 to the stated maturity date xx/xx/2037. There is a balloon disclosure which states that the borrower has to pay xx in a single payment as a balloon amount on xx/xx/2037.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/ settlement statement along with estimated HUD-1 / itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as loan program disclosure/rate lock agreement/closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx for the amount of xx which was recorded on xx/xx/2000.
The chain of assignment has not been completed. Currently, the assignment is fromxx. Successor By Merger toxx. F/xx/A Associates Home Equity Services xx toxx, as Trustee of xxx xx xxx a which was recorded on xx/xx/2017. However, the correct assignment should be with the seller is xx".
No active judgments or liens have been found.
Annual xx taxes for the year of 2019 have been paid in the amount of $xxxany prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx an interest rate of 5.625%. The new UPB is reflected in the amount of xx.	Collections Comments:As per the servicing comment as of xx/xx/2020, the loan is performing
According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx an interest rate of 5.625%. The new UPB is reflected in the amount of xx.
The reason for default is curtailment of income.
The loan was modified on xx/xx/2017 between the borrower "xx" and lender "xx as Trustee of xxx xx xxx". As per the modified terms, the new principal balance is xx. The deferred balance is $xxxinterest bearing amount is xx. The borrower has promises to pay for the amount of $xxx an interest rate of 5.625% beginning on xx/xx/2018 till maturity date of xx/xx/2031.
The borrower has not filed the bankruptcy yet.
No, any foreclosure activity has been found.
The subject property is owner occupied. No, any damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2017 between the borrower "xx" and lender "xx as Trustee of xxx xx xxx". As per the modified terms, the new principal balance is xx. The deferred balance is $xxxinterest bearing amount is xx. The borrower has promises to pay for the amount of $xxx an interest rate of 5.625% beginning on xx/xx/2018 till maturity date of xx/xx/2031.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Dicsloures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan files."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xxhe chain of assignment is complete as the assignment of xx is currently with the “xx, as Trustee of xxx xx xxx A”. There are six active civil judgments against the borrower in the total amount of xx which was recorded on multiple dates in favour of multiple plaintiffs. There are two active xx, Medical or Attorney liens against the borrower in the total amount of $xxx was recorded on multiple dates in favour multiple plaintiffs. There are two active Muni/City/Code Liens against the subject property in the total amount of $xxx was recorded on xx/xx/2017 and xx/xx/2019 under instrument # xx and xx in favour of City of xx. 1st installment of xx tax for the year of 2019 has been paid on xx/xx/2019 in the amount of $xxx installment of xx tax for the year of 2019 has been paid on xx/xx/2020 in the amount of $xxx	Review of the latest 12 months payment history shows that the borrower has been delinquent for 1 month. The last payment was received in the amount of $xxxx/xx/2020 which was applied for the month of xx/xx/2020. The next due date is xx/xx/2020. The current interest rate is 4.500% and as per the payment history current UPB is in the amount of xx.	Collections Comments:The subject loan is in collection. Review of the collection comments states that the borrower has been delinquent for 1 month. The last payment was received in the amount of $xxxx/xx/2020 which was applied for the month of xx/xx/2020. The next due date is xx/xx/2020. The current interest rate is 4.500% and as per the payment history current UPB is in the amount of xx. Loan Modification agreement was made between borrower and lender on xx/xx/2018. The new modified interest rate is 4.500% and P&I is $xxxh was begun on xx/xx/2018. The new modified principle balance is in the amount of xx. Lender has agreed to defer $xxx the modified principle balance. Therefore the interest bearing amount is xx. The new maturity date is xx/xx/2037. The reason for modification is financial hardship. As per comment dated xx/xx/2020, The subject property has been occupied by the unknown party and is in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on xx/xx/2018. The new modified interest rate is 4.500% and P&I is $xxxh was begun on xx/xx/2018. The new modified principle balance is in the amount of xx. Lender has agreed to defer $xxx the modified principle balance. Therefore the interest bearing amount is xx. The new maturity date is xx/xx/2037. The reason for modification is financial hardship.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Dicsloures Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is missing from the loan file. Also the estimated HUD-1, or and Fee itemization are not available in the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at the time of origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "Service providers disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the xx was originated on xx.
The chain of xx assignment has been completed. Currently, the xx assignment is withxx.
1) There is a civil judgment open against the borrower in the favor of Advanced Debt Collection, xx in the amount of $xxxch was recorded on xx/xx/2013.
2) There is a civil judgment open against the borrower in the favor ofxx in the amount of xx which was recorded on xx/xx/2017.
First and second xx taxes have been paid in the total amount of $xxx and second xx taxes are due on xx/xx/2020 & xx/xx/2020 in the total amount of $xxx	The payment history dated as of xx/xx/2020 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 6.780%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections and currently in performing status.
The payment history dated as of xx/xx/2020 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020.
No foreclosure proceedings have been found.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	As per conventional interest only Fixed Note interest rate was 8.1792% and P&I was $xxx. The payment history dated as of xx/xx/2020 reveals that the current P&I is $xxx and interest rate is 6.780%. However, the modification document is missing from the loan file.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State Indiana which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD”."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/ settlement statement along with estimated HUD-1 / itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Indiana State. The following required state disclosures are missing from the loan file.
1. Hazard Insurance Disclosure
2. Federal Consumer Credit Protection Act Disclosure
3. Insurance Freedom of Choice Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. (MD) which was recorded on xx/xx/2002.
The chain of assignment has not been completed. Currently, assignment is with xx as Trustee of xx xx xx A which was recorded on xx/xx/2017 but it should be with xx.
The first and second installment xx taxes of 2019 have been paid in the total amount of $xxx delinquent taxes have been found for the prior year.

The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB is reflected in the amount of xx till the due date of xx/xx/2020.	Collections Comments:According to servicing comments, the current status of the loan is performing. The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB is reflected in the amount of xx till the due date of xx/xx/2020.
This is a conventional fixed rate xx with a P&I of $xxx with an interest rate of 10.5852% and a maturity rate of xx/xx/2022. The current P&I as per payment history is the $xxx and the rate of interest is 4.75%. As per the tape data, the loan has been modified on xx/xx/2019 with modified principal balance of xx. Also, collection comment dated xx/xx/2018 states that the modification effective date is xx/xx/2019 with an interest rate of 4.75% and P&I of $xxx and first payment is due on xx/xx/2019. The maturity date is xx/xx/2035. However, the modification agreement is missing from the loan file.
No information pertaining to bankruptcy has been found.
A review of the collection comment shows no indication of post-closing foreclosure activity.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.

Update:
As per servicing comments dated xx/xx/2022, the subject property has been occupied by owner.
As per servicing comment dated xx/xx/2022, the borrower filed for bankruptcy under Chapter 13 with case #xx on xx/xx/2022 and the plan was filed on 05/xx/22. Further details not provided.
As per servicing comment dated xx/xx/2022, according the terms of the xx loan modification, the loan matures on xx/xx/2026.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate xx with a P&I of $xxx with an interest rate of 10.5852% and a maturity rate of xx/xx/2022. The current P&I as per payment history is the $xxx and the rate of interest is 4.75%. As per the tape data, the loan has been modified on xx/xx/2019 with modified principal balance of xx. Also, collection comment dated xx/xx/2018 states that the modification effective date is xx/xx/2019 with an interest rate of 4.75% and P&I of $xxx and first payment is due on xx/xx/2019. The maturity date is xx/xx/2035. However, the modification agreement is missing from the loan file.

Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization document is missing from the loan file."
* Lost Note Affidavit (Lvl 3) "Lost Note Affidavit found in the loan at (xx) stating that Original Note has been lost. However, a Copy of Note found in the loan file."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Virginia state. The following state disclosures are missing from the loan file:
1. VA Application Disclosure
2. Choice of Settlement Agent Disclosure
3. Disclosure of Charges for Appraisal or Valuation
4. Copy of Appraisal or Statement of Appraised Value
5. Affiliated Business Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx.xx. which was recorded on xx/xx/2006.

The chain of the assignment has been completed. The latest assignment is xx
xx xxx,xx, As Trustee For xxx xx xxx A which was recorded on xx/xx/2015.

No judgment and liens were open against the borrower.

There is one junior xx active against the subject property is in the favor of xx in the amount of xx which was recorded on xx/xx/2012.

Combined annual taxes for the year of 2019 have been paid in the amount of $xxx/xx/2019.
No prior years delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 1 month. The last payment received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in collection. According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 1 month. The last payment received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.
The reason for default is excessive obligations. The subject property has been occupied by the owner.
As per the comment dated xx/xx/2019 the subject property had damaged due to water on xx/xx/2019. The nature of damage has not been found. The claim has been filed for repair the property to The Members Insurance Company with the claim#xx for the amount of $xxxthe check #xx. The check # xx has been received on xx/xx/2019. The estimate of repairs was in the amount of $xxxle to determine the repairs are completed or not.

Foreclosure Comments:The foreclosure was initiated in 2019.The foreclosure file was referred to an attorney on xx/xx/2019. The foreclosure process was closed due to reinstatement on xx/xx/2020.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower xx and lender xx on xx/xx/2017 with a new principal balance of xx with fixed rate of 3.500%. The borrower promised to pay monthly P&I payment in the amount of $xxxnning on xx/xx/2017 till the maturity date of xx/xx/2049.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required Disclosures xx Insurance Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD1 along with itemization and estimated hud-1 are missing in the loan file." * MI, FHA or MIC missing and required (Lvl 3) "This is a conventional loan. The xx insurance certificate is missing in the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$7,600.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of updated title report dated xx/xx/2020, the subject xx was originated on xx. which was recorded on xx/xx/2002. The chain of assignment has been completed. The last assignment is with xx. There is a junior xx recorded on xx/xx/2003 with the lender xx, a Division of Treasury xx. in the amount of xx. There is a civil judgment against the borrower in the amount of xx with xx. The combined 1st and 2nd half taxes for the year of 2018 are paid in the amount of $xxx prior delinquent taxes have been found.	Review of the payment history provided as of xx/xx/2020 reveals that borrower is 1 month delinquent. The last payment was received in the amount of $xxx which was applied for the due date of xx/xx/2020. The next due date is xx/xx/2020. Current UPB as of date reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is currently in collection. Review as per servicing comments as of xx/xx/2020 states that the borrower is delinquent for 1 month as the borrower is not paying the P&I regularly. The last payment was received in the amount of $xxx. The payment history states that the current UPB is xx. Borrower wants to keep the property. According to comment dated xx/xx/2019, the subject property is reported as damaged due to Wind/Hail on xx/xx/2019. The loss amount is xx. Check #xx is received on xx/xx/2019 in the amount of $xxx detailed information is available in the latest 24 months servicing comment that confirm the current status of repairs. The Loan Modification agreement was made between borrower xx and lenderxx. on xx/xx/2007 with the new modified unpaid principal balance xx. The interest bearing amount was xx with interest rate 6.625 % and the modified P&I $xxx beginning on xx/xx/2007 to maturity date xx/xx/2033. No evidence of foreclosure and bankruptcy has been found.
Update:

As per the servicing comment dated xx/xx/2023, the reason for default is Unable to contact borrower.
As per servicing comment dated xx/xx/2023, modification agreement effective on xx/xx/2023.The new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of $xxx with a modified interest rate of 06.75% starting on xx/xx/2023 and continuing until the new maturity date of xx/xx/2033. There is no deferred balance and principal forgiven amount. As per servicing comment dated xx/xx/2023, borrower active on trial plan agreement.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Loan Modification agreement was made between borrower xx and lender xx. on xx/xx/2007 with the new modified unpaid principal balance xx. The interest bearing amount was xx with interest rate 6.625 % and the modified P&I $xxx beginning on xx/xx/2007 to maturity date xx/xx/2033.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Indiana license validation test. Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien xx lending under the First Lien xx Lending License and Subordinate Lien xx Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien xx Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xx, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Indiana license validation test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider Document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Indiana State. The following required state disclosures are missing from the loan file. 1. Hazard Insurance Disclosure 2. Federal Consumer Credit Protection Act Disclosure 3. Insurance Freedom of Choice Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$15,774.05	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.34, in favor ofxx. recorded in Instrument# | Book/Page# xx.
The chain of assignment has not been completed. The assignment fromxx, As Trustee of xxx xx xx A to xx is missing.
There is an unreleased senior xx against the property which was originated on xx.65, in favor of xx Texas xx. recorded in Instrument# | Book/Page# xx.
No active liens and judgments have been found.
The tax certificate is not available to check tax status.	As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxich was applied for due date xx/xx/2020. The current P&I is in the amount of $xxxd current PITI is in the amount of $xxxth an interest rate of 11.004%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current loan status is performing. As per the payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxich was applied for due date xx/xx/2020. The current P&I is in the amount of $xxxd current PITI is in the amount of $xxxth an interest rate of 11.004%. The current UPB reflected as per the payment history is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
The reason for default is unemployment and decreased income. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate xx with a P&I of $xxx with an interest rate of 11.45% and a maturity rate of xx/xx/2021. The current P&I as per payment history is $xxxd rate of interest is 11.004%. As per the tape data, the loan has been modified on xx/xx/2008 and modified principal balance is unknown. Also, collection comment dated xx/xx/2017 states that the Non-HAMP modification was made effective xx/xx/2008. The interest rate and P&I details are unknown. The maturity date per tape data is xx/xx/2033. However, Modification agreement is missing in the file.	Affiliated Business Disclosure
Credit Application
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file. Unable to test HC loans due to missing HUD."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx." for the amount of xx which was recorded on xx/xx/2006.
The chain of assignment has not been completed. Currently, the assignment is fromxx, as trustee of xxx xx xx which was recorded on xx/xx/2017.  The assignment is missing to xx.
There are two xx liens against the borrower, first with the favor of xx Medical Center for the amount of $xxxhich was recorded on xx/xx/2010 and second with the favor of xx Medical Center for the amount of $xxxch was recorded on xx/xx/2019.
There are two civil judgments against the borrower, first with the favor of  xx for the amount of $xxxch was recorded on xx/xx/2015 and second with the favor of Justice of the xx for the amount of $xxxch was recorded on xx/xx/2015.

Combined annual taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019, partial payment made in the amount of $xxxxx/xx/2019 and $xxxxx/xx/2019.

No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is current with the loan and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 10.540%.

Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and the current interest rate is 10.540%. The loan was not modified. No evidence of post-closing foreclosure and bankruptcy has been found. The subject property is owner occupied. As per the comment dated xx/xx/2018, the reason for default is curtailment of income. As per the comment dated xx/xx/2018, the borrower intends to keep the property. As per the comment dated xx/xx/2019, the subject property is located in xx disaster area which was declared on xx/xx/2019 and end on xx/xx/2019. According to comment dated xx/xx/2019, the subject property had damages. The property repairs are going to be completed. As per the comment dated xx/xx/2019, the property repairs have been completed shortly to finish the loan process. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages and we also don’t have any latest BPO to verify the property condition. No details have been found regarding the insurance claim.

Update :
As per the collection comment dated xx/xx/2024, xx taxes are delinquent in the amount of $xxxoreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan is failing for TX Constitution A6 Required Fees Test. Total fee charged is $xxx allowed is $xxxever it is over by $xxx. Borrower to be refunded $xxx over-charged fees to Cure.
Fees Included-
Loan Origination Fee $xxx26
Appraisal Fee $xxx
Credit Report Fee $xxxTitle Examination Fee $xxx
Attorney's Fee $xxx
Recording Fee $xxxRecording Service Fee $xxx
Per statute, the SOL of 4 years has expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.

The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Finance Charge Test: FAIL The loan data is xx, the comparison data is  xx  and the variance is -$xxx
This loan failed the TILA foreclosure rescission finance charge test.

The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxILA Foreclosure Rescission Finance Charge Test: FAIL The loan data is xx, the comparison data is  xx and the variance is -$xxx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosures are missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure"
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.
The chain of assignment has not been completed as the subject xx is currently assigned to “xx, As Trustee For xxx xx xx A” which was recorded on xx/xx/2018. However, it should be with “xx”.
There is a civil judgment in the favor of Colonial xx Mutual Insurance Company in the amount of $xxxch was recorded on xx/xx/2016.
There is a civil judgment in the favor of xx in the amount of xx which was recorded on xx/xx/2012.
There is a Child support lien in the favor of xx in the amount of xx which was recorded on xx/xx/2019.
The annual installment of the xx jurisdiction tax of 2019 has been paid in the amount of $xxxxx/xx/2019.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower has been delinquent with the loan for 1 month. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the review of the servicing comments, the loan is in the collection and the borrower has been delinquent with the loan for 1 month. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/2019, the reason for default is a curtailment of income.
The loan has never been modified since origination.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
As per the comment date xx/xx/2020, the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "Final application/1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosure are missing from the loan.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Choice of Insurance Notice
5. Collateral Protection Insurance Disclosure
6. Non-Deposit Investment Product Disclosure Are there any promotional materials?
7. Insurance Solicitation/Post Commitment Requirement
8. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. Lender name isxx. Amount of xx is xx.
No active liens and judgments found open.
No prior delinquent taxes found open.
The payment history dated xx/xx/2020 shows that the borrower is delinquent for 2 months and next payment due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2019. The current UPB is in the amount of xx.	Collections Comments:Currently the loan is in Collection.
The borrower is delinquent for 2 month and next payment due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2019. The current UPB is in the amount of xx.
No evidences have been found in the loan file and the latest 24 months servicing comments regarding current or prior loan modification.
No evidences have been found in the loan file and latest 24 months servicing comments regarding foreclosure proceedings on the subject loan/property.
No evidences have been found in the loan file and latest 24 months servicing comments regarding bankruptcy filing and cram down and subject loan is currently not on active bankruptcy.
No damages are reported in the comments.
No prior delinquent taxes have been found open.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State Indiana which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD”."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing in the loan file."	* Application Missing (Lvl 2) "Final application is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final good faith estimate is missing in the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial good faith estimate is missing in the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial truth in lending is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "affiliated business disclosure is missing"
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx withxx.
There is an active xx prior to the subject xx in the favor of xx recorded on xx/xx/1996 with the instrument #xx for the amount of $xxxhe chain of assignment has not been completed. Currently, the xx is withxx, as Trustee of xxx xx xxx A which was recorded on xx/xx/2018. However; it should be with xx.
No other active liens and judgments against the borrower/property.
Combined annual taxes for the year from 2009-2020 are deferred until sold in the total amount of $xxx are good through by xx/xx/2020.
According to the review of payment history as of xx/xx/2020, the borrower is current with the payments. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected in the amount of xx and the deferred amount is $xxx	Collections Comments:The loan is currently performing. According to the review of payment history as of xx/xx/2020, the borrower is current with the payments. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected in the amount of xx and the deferred amount is $xxxing to the Adjustment of terms Agreement, the loan was modified on xx/xx/2013 between the borrower xx and xx and lenderxx.
As per the comment dated xx/xx/2020, the reason for default is death of the borrower.
As per the comment dated xx/xx/2020, the subject property is occupied by unknown name. No damage or repairs have been found. The borrower intent is to keep the property.

Update :
As per collection comment dated xx/xx/2024, the loan was reinstated on xx/xx/2024.
As per collection comment dated xx/xx/2024, the xx taxes are delinquent in the amount of $xxx collection comment dated xx/xx/2022, the borrower was deceased.

Foreclosure Comments:The foreclosure was initiated. As per the comment dated xx/xx/2018, the foreclosure moratorium was updated. However, as per the comment dated xx/xx/2020, the foreclosure file was closed due to reinstatement funds were posted on xx/xx/2020.
Bankruptcy Comments:Not Applicable	According to the Adjustment of terms Agreement, the loan was modified on xx/xx/2013 between the borrower xx and xx and lenderxx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 7.000 % and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2013. The maturity date as per modification is xx/xx/2025. In addition to the UPB, the borrower is obligated for additional charges in the amount of $xxxh is deferred amount.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD1 is missing along with the itemization and estimated HUD. Unable to test HC loans due to missing HUD."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider’s document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of recession is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of updated title report dated xx/xx/2020, shows that the subject xx was originated on xx.xx which is in the favor ofxx.
The chain of assignment has not been completed as the assignment is with thexx, As Trustee of xxx xx xxx A.
There are no active liens or judgments against the borrower and the property.
The combined annual taxes of 2019 have been paid in the amount of $xxx	As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2020. The current P&I is $xxxPITI is $xxxB reflected in the payment history is in the amount of xx.	Collections Comments:The borrower is current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2020. The current P&I is $xxxPITI is $xxxB reflected in the payment history is in the amount of xx.
As per comment dated xx/xx/2019, the reason for default is illness of borrower and the borrower is intent to keep the property.
The adjustment to the terms of note was done in 2013.
The details regarding foreclosure and bankruptcy have not been found.
As per comment dated xx/xx/2020, the subject property is owner-occupied.
As per comment dated xx/xx/2020, the property has damages. No further details are available.

Update :
As per collection comment dated xx/xx/2024, the xx taxes of year 2023 are delinquent in the amount of $xxxosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The adjustment to the terms of Note was made on xx/xx/2013 between the borrower xx and lenderxx. The modified UPB is xx. The borrower promises to pay the P&I in the amount of $xxx an interest rate of 9.640% beginning from xx/xx/2013 till the maturity date of xx/xx/2040. There is a deferred balance in the amount of $xxx	Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase State/Local Predatory Test Failed (Lvl 2) "This loan failed TX Constitution A6 Required Fees Test. Total fee charged is $xxxllowed is $xxxer it is over by +$xxxrower to be refunded $xxxcharged fee to cure.

This loan failed the required fees test. The loan requires the borrower(s) to pay, in addition to interest, fees to any person that are necessary to originate, evaluate, maintain, record, insure, or service the extension of credit that exceed 3% of the original principal amount.

Fees Included-
Loan Origination Fee paid by borrower $xxxaisal Fee paid by borrower $xxxit Report Fee paid by borrower $xxxle Examination Fee paid by borrower $xxxrney's Fee paid by borrower $xxxrding Fee paid by borrower $xxxPer statute, the SOL of 4 years has expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxloan data is xx and comparison data is xx; hence, the variance is -$xxx* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure"
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR was not hand dated by the borrower."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.87, in favor ofxx. recorded in Instrument# | Book/Page# xx.
The chain of assignment has been completed. The current assignment is withxx, as Trustee of xxx xx xx A.
There is an active judgment in favor of xxxx. recorded on xx/xx/2010 in the amount of xx.
No prior year delinquent taxes have been found. 1st and 2nd installments of xx taxes for the year 2019 are due on xx/xx/2020 in the amount of $xxx $xxx	As per the review of payment history as of xx/xx/2020, the borrower is delinquent with a loan for 2 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx51 which was applied for due date xx/xx/2019. The current P&I is in the amount of $xxx31 and current PITI is in the amount of $xxx51 with an interest rate of 9.64%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collections. As per the payment history as of xx/xx/2020, the borrower is delinquent with a loan for 2 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx51 which was applied for due date xx/xx/2019. The current UPB reflected as per the payment history is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
The reason for default is unemployment and decreased income. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Update :
No issue found in the collection comment.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower “xx and xx” had filed for bankruptcy under Chapter-7 with the case# xx on xx/xx/2017. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx02. There is no comment indicating a cram-down. The bankruptcy was discharged on xx/xx/2018 and case was terminated on xx/xx/2018.	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.65, in favor of xx. recorded in Book/Page# xx.
The chain of assignment has not been completed. The assignment fromxx, As Trustee of xxx xx xx A to xx is missing.
There is a junior xx against the property which was originated on xx.00, in favor of Commercial Credit xx recorded in Book/Page# xx.
No active liens and judgments have been found.
The tax certificate is not available to check for tax status.	As per the review of payment history as of xx/xx/2020, the borrower is delinquent with a loan for 2 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2019. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 10%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collections. As per the payment history as of xx/xx/2020, the borrower is delinquent with a loan for 2 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2019. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 10%. The current UPB reflected as per the payment history is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
The reason for default is excessive obligations. The subject property has been occupied by an unknown person. The borrower's intention is to keep the property.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.

Update :
As per collection comment dated xx/xx/2023, the tax sale scheduled date xx/xx/2024. further details are not found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file."	* Missing Appraisal (Lvl 2) "The Appraisal report at the time of origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx. in the amount of xx which was recorded on xx/xx/2010 with the Instr | Book/Page# xx. The chain of assignment has not been completed. The last assignment was done withxx, as trustee of xxx xx xx A which was recorded on xx/xx/2018. However; it should be with xx. There are no judgments and liens found against the borrower and the subject property. The annual combined taxes for the year of 2019 have been paid in the amount of $xxx prior delinquent taxed have been found.	The review of the payment history as of xx/xx/2020, shows that, the borrower has been delinquent for more than thirty days and the next due date is for xx/xx/2020. The last payment was received on xx/xx/2020, in the amount of $xxx with an interest rate of 12.230%, which was applied for xx/xx/2020. The UPB reflected in the payment history is in the amount of xx.	Collections Comments:The servicing comments and documents in file reveal that loan is in bankruptcy. The borrower has been delinquent for more than thirty days and the next due date is for xx/xx/2020. The last payment was received on xx/xx/2020, in the amount of $xxx with an interest rate of 12.230%, which was applied for xx/xx/2020. The UPB reflected in the payment history is in the amount of xx. According to the xxx, The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, on xx/xx/2016. The plan was confirmed on xx/xx/2016. The POC was filed by xx Servicing xx on xx/xx/2016, the amount of claim is xx and amount of arrearage is $xxxe schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx out of which $xxxis unsecured. No foreclosure proceedings have been found in the recent 24 months. According to the collection comments the reason for default is excessive obligation. As per collection comment dated xx/xx/2019, the subject property is occupied by unknown party. No damages or repairs have been found. Latest xxx Report is not available in the loan file.
Update :
No issue found in the collection comment.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, on xx/xx/2016. The plan was confirmed on xx/xx/2016. The post-xx due date was xx/xx/2020. The POC was filed by xx Servicing xx on xx/xx/2016, the amount of claim is xx and amount of arrearage is $xxxcording to the chapter 13 plan the debtor sxxpay to the trustee in the amount of $xxx monthly 60 months. The schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx out of which $xxxis unsecured. There is no any evidence of cram down.	Not Applicable	Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from the loan file. Values are considered from initial application located at "xx"."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan failed HOEPA Higher-Priced xx Loan Test, however the loan is escrowed."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "The initial TIL is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
								* Missing Required State Disclosures (Lvl 2) "The subject property is located in state of xxe. The following state required disclosures are missing in the loan file namely as 1. Placement of Insurance Disclosure 2. TN Consent to Disclosure of Insurance Information 3. Choice of Agent/insurer 4. Insurance Solicitation/Post Commitment"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.” for the loan amount is xx which was recorded on xx/xx/2003.
The chain of assignment has not been completed. Currently, the assignment is from “xx., a Minnesoa xx toxx, As Trustee of xxx xx xx A”. However, the correct assignment should be with the “The seller is xx”.
There is one junior xx against the subject property in the favor of “xx” for the amount of xx which was recorded on xx/xx/2004.
There is one junior civil judgment against the borrower in the favor of “ xx.” for the amount of $xxxch was recorded on xx/xx/2011.
There are two junior c judgments against the borrower in the favor of  xx
(USA), NA.” for the amount of $xxx $xxxch was recorded on xx/xx/2009 and xx/xx/2009.
First and second xx installment taxes for the year of 2020 have been due in the amount of $xxxd $xxxich was due on xx/xx/2020 and xx/xx/2020.
No, any prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is delinquent from last one month and next due date is xx/xx/2020. The last payment was received in the amount of $xxx with an interest rate of 7.500%. The new UBP is reflected in the amount of xx.	Collections Comments:As per the servicing comment as of xx/xx/2020, the loan is in the collection.
According to the payment history as of xx/xx/2020, the borrower is delinquent from last one month and next due date is xx/xx/2020. The last payment was received in the amount of $xxx with an interest rate of 7.500%. The new UBP is reflected in the amount of xx.
The reason for default is illness of borrower.
The borrower did not file bankruptcy.
No, any foreclosure activity has been found.
The subject property is owner occupied. No, any damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow disclosure is missing from the loan files."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan files."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 in favor of xx as nominee for xx. There is a judgment against the borrower in the amount of $xxxch was recorded on xx/xx/2016 in favor of xx. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is making payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxxat was applied for the due date of xx/xx/2020. The next payment is due on xx/xx/2020. As per payment history, the current UPB is xx however; the tape shows that the next due date is xx/xx/2020 and unpaid principal balance is xx.	Collections Comments:The loan is performing. The last payment was received on xx/xx/2020 in the amount of $xxx04 that was applied for the due date of xx/xx/2020. The next payment is due on xx/xx/2020. As per payment history, the current UPB is xx however; the tape shows that the next due date is xx/xx/2020 and unpaid principal balance is xx. The loan has not been modified yet since origination. The borrower is working with xx as a Retail Consultant for 0.42 months. The co-borrower xx is retired and the another Co-borrower xx is working with xx Department Store as a Sales Clerk for 3 years. No bankruptcy and foreclosure activities have been found. The borrower wants to keep the subject property. No information has been found regarding occupancy and condition of subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Insurance	4: Unacceptable	* Credit history does not meet guidelines (Lvl 4) "Borrowers had a short sale on prior residence with WFHM in 6-2015 which was over 21 months past due at time of short sale with no explanation in file from borrower. 1008 states property had a sink hole problem - no supporting documentation to confirm issue noted by lender."
* Property Marketability Issues (Lvl 4) "Per 1008, property is in FL and has “prior sinkhole problem that diminished the property value”."	* MI, FHA or MIC missing and required (Lvl 3) "This is FHA loan hence the MI certificate is required which is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Unable to determine borrowers ability to repay, DTI of xx% income and liabilities verified in file.

Subject loan originated on xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation due to a fee increase on LE dated xx/xx/2017.  LE dated xx/xx/2017 reflects a Credit Report at $xxx however, Revised LE dated xx/xx/2017 reflects the Credit Report at $xxx.  This is a fee increase of $xxxfor a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

Subject is a purxxxloan and 1 year SOL has expired."
* Higher Price xx Loan (Lvl 2)     "Loan is escrowed, APOR exceeded by +0.236."
* Qualified xx DTI exceeds 43% (Lvl 2)     "The loan failed the qualified xx DTI threshold test as this loan has a qualified xx DTI of xx% as the Borrower income was $xxxnd total expenses are in the amount of $xxxased on income and debt verified in file.

								Subject loan originated on xx."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. Lender name is xx as nominee for xx. Amount of xx is xx.
No active liens and judgments found open.
Annual combined taxes for 2019 are paid in the amount of $xxxxx/xx/2019. No prior delinquent taxes have been found.
Review of the payment history shows that the borrower is in Covid-related FB. Last Last payment was received on xx/xx/2020 in the amount of $xxx42 which was applied to xx/xx/2020 payment. UPB as per payment history is xx.	Collections Comments:Currently the loan is performing.
Borrower is in Covid-related FB. Last payment was received on xx/xx/2020 in the amount of $xxx42 which was applied to xx/xx/2020 payment. UPB as per payment history is xx.
Borrower xx is currently working at  xx as Service Tech for last 2 years and 6 months. Total years in profession are 3 years.
Lender has given forbearance plan (corona Virus Payment Assistance) to the borrower. Plan starts from xx/xx/2020 through xx/xx/2020. These payments and any past due payments will become due on xx/xx/2020.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock xx Insurance	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "The loan is uninsurable under FHA program. FHA case # xx was ordered as simple FHA refinance, however the loan was closed as FHA streamline refinance. Letter located at "xx page # xx" from Home Point Financial to the borrower states, Due to issue at origination, the U.S. Department of Housing Development (HUD) determined that the loan was not eligible for the Federal Housing Administration's (FHA) single family xx insurance program. As per lender email located at "xx page #xx" the subject loan with FHA case #xx is Uninsurable."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Complaince result is moderate as loan failing for the non-numeric clerical error and post-consummation revised closing disclosure delivery date test. The note date as per the document is xx/xx/2019. However, PCCD was disclosed to the borrower on xx/xx/2020 which is more than 60 days from the closing date."
* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."	* ComplianceEase TILA Test Failed (Lvl 2) "The note date as per the document is xx/xx/2019. However, PCCD was disclosed to the borrower on xx/xx/2020 which is more than 60 days from the closing date.

3 years SOL for refinance has expired."
								* MI, FHA or MIC missing and required (Lvl 2) "Loan has DTI of xx%. Required MI Certificate is missing."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. Lender name is xx as nominee for xx. Amount of xx is $xxx active liens and judgments found open.
Combined supplemental taxes for (Parcel #xx) are delinquent in the amount of $xxx 2019. Good through date for these taxes is xx/xx/2020.
Review of payment history shows that the borrower is in xx as neither xx is working. Last payment was received on xx/xx/2020 in the amount of $xxx77 which was applied to xx/xx/2020 payment. UPB as per payment history is xx.	Collections Comments:Currently the loan is performing.
The borrower is in xx as neither xx  is working . Last payment was received on xx/xx/2020 in the amount of $xxx77 which was applied to xx/xx/2020 payment. UPB as per payment history is xx.
Subject property is investment property. Borrower Virginia T Ochoa is self employed and she owns the subject property as works as Housekeeper for last 4 years.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable	Not Applicable		1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 which was recorded on xx/xx/2019 with xx as nominee for xx. There is a judgment against the borrower in the amount of $xxxch was recorded on xx/xx/2020 in favor of xx. No prior year delinquent taxes have been found.	Review of payment history shows that the borrower is making payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxxat was applied for the due date of xx/xx/2020. The next payment is due on xx/xx/2020. As per payment history, the current UPB is xx.	Collections Comments:The loan is performing. The borrower is making payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxxat was applied for the due date of xx/xx/2020. The next payment is due on xx/xx/2020. The loan has not been modified yet since origination. The borrower is working with xx as a Driver for 12 months. No bankruptcy and foreclosure activities have been found. The borrower wants to keep the subject property. No comments have been found regarding occupancy and condition of subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails Qualified xx Points and fees test due to the loan amount exceeds xx and the fees charged to the Borrower(s) exceed 3% the loan amount. The Note reflects a loan amount of xx. Fees charged to the Borrower(s) equal $xxxch equal 3.744% of the loan amount."
* Loan does not conform to program guidelines (Lvl 3) "Loan lost PIW. SLW not yet approved and appraisal has not been ordered. Could be salable if SLW is approved and we can get a post funding appraisal to support value; pending borrower agreement for post funding appraisal."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as xx. Calculated Finance Charge is xx for an under disclosed amount of $xxxReason for Finance Charge under disclosure is unknown as the Fee Itemization and the Compliance Findings are missing.

								3 years SOL for refinance has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00  in favor of xx as nominee for  xx.

No assignment of xx is available in the updated title report. The chain of assignment is completed as the subject xx is still with the lender, xx as nominee for Stearns Lending, xx.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The annual combined taxes for 2019 have been paid in full in the amount of xx on xx/xx/2019.

No prior year delinquent taxes have been found in the updated title report.
The loan was originated on xx.	Collections Comments:The loan was originated on xx. The borrower (xx) has been working as "xx" for last 12 months at "xx." Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan does not qualify for a safe harbor level of compliance with the qualified xx rule as the loan is failed for QM safe Harbor threshold test as APR (5.404%) is exceeded APOR (5.070%) by 0.337%. The APR threshold is 5.070% and the subject loan is escrowed one.

Qualified xx Safe Harbor Threshold: FAIL     Charged: 5.404%    Allowed: 5.070%    Over by: +0.337%"
							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. The chain of assignment is missing from the updated title report. No active liens and judgments have been found against the borrower or the subject property on the updated title report. 1st installment of xx tax for the year of 2019 has been paid on xx/xx/2019 in the amount of $xxxd installment of xx tax for the year of 2019 is due on xx/xx/2020 in the amount of $xxx	Review of the latest 12 months payment history shows that the borrower is performing. The last payment was received in the amount of $xxx on xx/xx/2020 which was applied for the month of xx/xx/2020. The next due date is xx/xx/2020. The current interest rate is 5.250% and as per the payment history current UPB is in the amount of xx.	Collections Comments:The subject loan is in Performing. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of $xxx on xx/xx/2020 which was applied for the month of xx/xx/2020. The next due date is xx/xx/2020. The current interest rate is 5.250% and as per the payment history current UPB is in the amount of xx. No information has been found regarding the Current Employer, Job Type and Length of Employment in the available servicing comments. No information has been found regarding the Covid FB plan in the available servicing comments. As per collection comments the subject property has been occupied by the owner and is in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Good Faith Estimate	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final Good faith estimate is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the Updated title report dated xx/xx/2020 shows that, the subject xx was originated on xx.
The chain of assignment has not been completed. The latest assignment is with xx which was recorded on xx/xx/2015. However, it should be with xx.
There is one junior xx in the favor of xx in the amount xx, which was recorded on xx/xx/1999.
There are two water sewer liens found in the favor of xx District in the total amount $xxxch was recorded on xx/xx/2018 and xx/xx/2019 respectively.
The annual combined jurisdiction tax of 2019 has been paid in the amount of $xxxxx/xx/2020.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history tape data is in the amount of xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history tape data is in the amount of xx.
The loan modification agreement was made between (borrower) xx and (Lender) xx. on xx/xx/2019.
The subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2018. However, as per the comment dated xx/xx/2018, the foreclosure was put on hold as loss mitigation has been received and is under review. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2000. The debtor was standardly discharged on xx/xx/2004 and the case got terminated on xx/xx/2004. The date of last filing is xx/xx/2004.	This loan modification agreement was made between (borrower) xx and (Lender)xx. on xx/xx/2019. The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 5.00% and new P&I is in the amount of $xxx beginning from xx/xx/2019. The maturity is xx/xx/2034. There is no provision for the balloon payment.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application / 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the interest rate test.
This loan failed the broker fees test due to one or more of the following findings:
This loan failed the origination fee and broker fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Interest Rate Test: FAIL Loan Data 11.990% Comparison Data 10.000% Variance +1.990%.
This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.

Broker Fees Test: FAIL Loan Data $xxx75 Comparison Data $xxx Variance +$xxx
This loan failed the broker fees test due to one or more of the following findings:
The loan has DIDMCA preemption selected, collects fees from the borrower that directly compensate the broker and the sum of all broker fees is greater than 1%; or
The loan does not have DIDMCA preemption selected and collects broker fees in any amount from both the lender and the borrower; or
The loan does not have DIDMCA preemption selected and the sum of all broker fees paid by the borrower exceeds 1%;
or
The loan does not have DIDMCA preemption selected or defaulted and the sum of all broker fees paid by the lender exceeds 1%.
For this loan:
The fees collected from the borrower that directly compensate the broker are $xxx75;
The fees collected from the lender that directly compensate the broker are $xxxThe total fees collected from both the borrower and the lender that directly compensate the broker are $xxx75.

Origination Fee & Broker Fee Test: FAIL Loan Data $xxx75 Comparison Data $xxx Variance +$xxx91.
This loan failed the origination fee and broker fee test.
The loan does not have DIDMCA preemption selected and the sum of the origination fee and all broker fees is greater than 1%."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file. 1. MO Collateral Protection Act Notice 2. Borrower's Choice of Insurer orAgent"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form is missing from loan files."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx with Associatesxx.
The chain of assignment has been completed. Currently, the xx is withxx which was recorded on xx/xx/2015.
Junior xx originated on xx.xx with xx xx xx.
Active liens and judgments against the borrower:
Civil judgment against the borrower was recorded on xx/xx/2017 in the amount of $xxxvor of xx.
Borough annual tax for the year 2020 has been paid in the amount of $xxx/xx/2020.
xx annual tax for the year 2020 has been paid in the amount of $xxx/xx/2020.
School annual tax for the year 2019/2020 has been paid in the amount of $xxx/xx/2019.
According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied to xx/xx/2020 and the payments from xx/xx/2020 to xx/xx/2020 have been added in the deferred balance hence the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the tape data is in the amount of xx excluding the deferred balance of xx.	Collections Comments:The loan is currently performing. According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied to xx/xx/2020 and the payments from xx/xx/2020 to xx/xx/2020 have been added in the deferred balance hence the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the tape data is in the amount of xx excluding the deferred balance of xx.
The reason for default is unavailable.
No latest servicing comment or xxx Reports have been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found.
According to the collection comment dated xx/xx/2020, the borrower’s income has been impacted due to COVID-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to xxx the borrower xx (Debtor) and xx (Co-debtor) had filed bankruptcy under chapter 13 with case# xx on xx/xx/2007. The Amended POC was filed by the creditor on xx/xx/2008 with the secured claim in the amount of xx and arrearage in the amount of $xxxded Chapter 13 plan was filed on xx/xx/2008 which states that subject creditor's claim arrearage sxxbe paid through the bankruptcy in the amount of $xxxegular payments will be made to the creditor through the plan. The plan was confirmed on xx/xx/2008. According to trustee's final report dated xx/xx/2012, the secured claim in the amount of xx and arrearage in the amount of $xxxbeen paid to the subject creditor. However, debtor was discharged from the bankruptcy on xx/xx/2012 and case was terminated on xx/xx/2012.	The loan modification agreement was made between the borrower xx and lender Select, xx. on xx/xx/2017. The new modified principal balance is xx out of which xx is "deferred principal balance" and the "new interest bearing principal" is in the amount of xx. The borrower has promised to pay the new modified monthly P&I of $xxx the new interest rate of 3.750% beginning from xx/xx/2017 till the maturity date xx/xx/2057. Previously the loan was modified in the year of 2014 and 2016.	Credit Application Missing Dicsloures Origination Appraisal	3: Curable	* Lost Note Affidavit (Lvl 3) "Lost Note affidavit has been found in loan file located at Doc#xx.pdf evidencing that original note document has been lost. However; the copy of the note is available in the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
Loan Data: xx Comparison Data: xx Variance: -$xxxfinance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxoan failed the TILA foreclosure rescission finance charge test.
Loan Data: xx Comparison Data: xx Variance: -$xxxfinance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxissing Appraisal (Lvl 2)     "Appraisal Report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List Service Providers is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not signed and hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx, in favor ofxx recorded in Instrument# xx.
The chain of assignment has been completed.
There is a junior xx against the property which was originated on xx.xx, in favor of  xx, xxx recorded in Instrument# xxw.
There are 2 IRS liens in favor of Department of the Treasury - Internal Revenue Service recorded on xx/xx/2012 and xx/xx/2016 in the amount of xx and xx respectively.
There are 2 State tax liens in favor of xx recorded on xx/xx/2015 and xx/xx/2020 in the amount of $xxxxxxpectively.
There are 3 judgments against the borrower. First is in favor xx, Ltd. recorded on xx/xx/2017 in the amount of xx. Second is in favorxx. recorded on xx/xx/2019 in the amount of $xxxd is in favor xx & xx, Ltd recorded on xx/xx/2020 in the amount of $xxxprior taxes have been paid.
As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx an interest rate of 3.375%. The current UPB reflected as per the payment history is in the amount of xx.
Collections Comments:The current loan status is performing. As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx an interest rate of 3.375%. The current UPB reflected as per the payment history is in the amount of xx.
The loan was modified on xx/xx/2013 between the borrower xx and lenderxx. As per the modified terms, the new principal balance is $xxxhich interest-bearing amount is xx and the deferred balance is xx. There are 3 steps of modification. The borrower promises to pay as per modified plan and the 1st step is $xxxhly with a modified interest rate 2.000% beginning from xx/xx/2013, 2nd step is $xxxhly with a modified interest rate 3.000% beginning from xx/xx/2018, 3rd step is $xxxhly with a modified interest rate 3.375% beginning from xx/xx/2019, with a maturity date xx/xx/2053.
The reason for default is curtailment of an income. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No comments have been found regarding COVID-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2013 between the borrower xx and lenderxx. As per the modified terms, the new principal balance is $xxxhich interest-bearing amount is xx and the deferred balance is xx. There are 3 steps of modification. The borrower promises to pay as per modified plan and the 1st step is $xxxhly with a modified interest rate 2.000% beginning from xx/xx/2013, 2nd step is $xxxhly with a modified interest rate 3.000% beginning from xx/xx/2018, 3rd step is $xxxhly with a modified interest rate 3.375% beginning from xx/xx/2019, with a maturity date xx/xx/2053. This loan was modified once.	Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file:
1. IL Collateral Protection Insurance Notice
								2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx.xxhich was recorded on xx/xx/2007.
The chain of the assignment has been completed. The latest assignment is with xx which was recorded on xx/xx/2017.
There is a junior lien in the favor of xx, N. A. in the amount of xx which was recorded on xx/xx/2007.
There is a civil judgment in the favor of Small Business Administration, Receiver for xx, LP in the amount of xx which was recorded on xx/xx/2009.
There is a civil judgment in the favor of Turner Interior Design in the amount of xx which was recorded on xx/xx/2020.
1st installment of xx jurisdiction tax of 2019 has been paid in the amount of $xxx/xx/2019.
2nd installment of xx jurisdiction tax of 2019 has been paid in the amount of $xxx/xx/2020.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history tape data is in the amount of xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history tape data is in the amount of xx.
The loan modification agreement was made between (borrower) xx and xx and (Lender) xxxx.  on xx/xx/2019.
The reason for default as per servicing comment is reduction of income.
No comments have been found regarding foreclosure in the latest servicing comments.
The borrower has agreed to a Covid FB with the deferral start date of xx/xx/2020 deferral plan next due date of xx/xx/2020 with the deferred amount of $xxx
The subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx and xx had filed bankruptcy under chapter 07 with the case # xx on xx/xx/2011. The debtor was standardly discharged on xx/xx/2011 and the case got terminated on xx/xx/2011.	This loan modification agreement was made between (borrower) xx and xx and (Lender)xx. on xx/xx/2019.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 4.750% and new P&I is in the amount of $xxxnning from xx/xx/2019. The maturity is xx/xx/2059. The interest bearing amount is xx and deferred balance in the amount of xx. There is no provision for the balloon payment.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization documents are missing from the loan file."	* Application Missing (Lvl 2) "Final application / 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in California state. The following state disclosures are missing from the loan file.  1. Impound Account Disclosure 2. Cosigner Notice 3. Private xx Insurance Disclosure 4. Earthquake Disclosure forCondominiums 5. Hazard Insurance Disclosure 6. Insurer RecommendationDisclosure 7. CA Fair Lending Notice 8. Anti-Tying Disclosure 9. Privacy Notice 10. Notice of Right to Copy of Appraisal 11. Application for Credit-Married Persons 12. Fair Debt Collection Notice 13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business form is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx in the amount of xx which was recorded on xx/xx/2007 with the Book/Page#xx.

The chain of assignment has been complete. The loan is currently assigned with xx.

There are no judgments and liens found against the borrower and the subject property.

The total amount due for 2020, 2nd installment tax was $xxxver, out of the due only $xxxre paid. Hence $xxx are delinquent which are good through xx/xx/2020.

Review of Payment History as of xx/xx/2020 reveals that the borrower has been delinquent for 3 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 with the P&I $xxx the rate of interest 2.001%, which was applied for the due date of xx/xx/2019. The payment history does not reflect the current UPB, however as per the tape data as of xx/xx/2020 with the UPB is in the amount of xx.	Collections Comments:The review of the servicing comment as of xx/xx/2020, currently the loan is in collections.
The borrower has been delinquent for 3 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 with the P&I $xxx the rate of interest 2.001%, which was applied for the due date of xx/xx/2019. The payment history does not reflect the current UPB, however as per the tape data as of xx/xx/2020 with the UPB is in the amount of xx.
This Step modification agreement was signed between the borrower xx and the Lender xx. on xx/xx/2017. The unpaid principal balance is xx with interest rate 0.001 % which steps up in 5 steps ending at 3.375%. The borrower promise to pay the monthly P&I from $xxxxxxginning from xx/xx/2017 till the maturity date xx/xx/2057.
According to the collection comment dated xx/xx/2020, the borrower had discussed with the servicer regarding the covid-19 plan. The servicer had sent the mail about forbearance plan. As per tape data the borrower has been provided with a Forbearance plan starting xx/xx/2020 for next 3 months till xx/xx/2020. The collection comment does not reflect the borrower current employment.
No comments have been found regarding the reason for default.
The borrower intends to keep the property. There are no details have been found regarding the subject property type and also there are no comments found related to the subject property condition.

Foreclosure Comments:According to the collection comment dated xx/xx/2018; the foreclosure was initiated in the loan. The
The foreclosure proceedings were initiated in the loan by referring it to Attorney on xx/xx/2018 and complaint was filed on xx/xx/2018. However the foreclosure was put on hold due to loss mitigation.
No further details have been found regarding the current foreclosure status.

Bankruptcy Comments:The borrower xxx. had filed bankruptcy on xx/xx/2017 with the case#xx.The last date of filling on xx/xx/2017 and the case was terminated on 0xx/xx/2017.	The loan was modified on xx/xx/2017 with the 5 step amortization with the new principal balance of xx out of which xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the initial step P&I of $xxx the new initial step interest rate of 0.001% beginning from xx/xx/2017 and the new maturity date is xx/xx/2057. In this modification has a balloon payment at the maturity in the amount of xx.	1-4 Family Rider Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	3: Curable	* Missing HELOC Disclosures (RESPA) (Lvl 3) "HELOC booklet is missing from the loan file. Disbursement sheet/Fees sheet/ Fee statement is missing from the loan file."	* Application Missing (Lvl 2) "The final loan application is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing in the loan file."
* Missing required 1-4 family rider (Lvl 2)     "1-4 family rider is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NJ State and the required disclosures are missing from the loan file.
• NJ Attorney Disclosure
• Unacceptability of Insurance Notice
• Attorney Disclosure II
• Tax Bill Information
• Private Well Testing
• Lock-In Agreement
• Choice of Insurer Disclosure
• Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xxhe chain of the assignment has been completed. Currently, the xx is with xx Trust xx, as Trustee, for xx which was recorded on xx/xx/2017.
The combined annual taxes for the year of 2019 have been paid in the amount of $xxxelinquent taxes have been found for the prior year.

The review of payment history shows that the borrower has been delinquent for 15 months and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxthe due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.	Collections Comments:According to servicing comments, the loan is in active bankruptcy. The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019 and the plan was confirmed on xx/xx/2020. According the amended plan dated xx/xx/2019, the debtor sxxpay $xxx month for the period of 36 months. The proof of claim was filed on xx/xx/2019 with the claim amount of xx and the amount of arrearage is $xxxntary xx, Schedule-D shows the amount of xx as an unsecured portion out of the amount of claim xx and the value of the collateral is xx. Did not see any comments reflecting cram down.
According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2018. The comment dated xx/xx/2018 shows that the sale was scheduled for xx/xx/2019. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019.
The review of payment history shows that the borrower has been delinquent for 15 months and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxthe due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.
The loan modification agreement was made on xx/xx/2017 between the borrower xx and lenderxx. The borrower promises to make a monthly payment of $xxx the interest rate 3.375% beginning from xx/xx/2017 till the maturity date of xx/xx/2057. The deferred balance amount is xx and the interest-bearing amount is xx. The New Principal Balance stated in the modification is xx.
The reason for default as per servicing comment is a death in borrower family.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2018. The comment dated xx/xx/2018 shows that the sale was scheduled for xx/xx/2019. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2019 and the plan was confirmed on xx/xx/2020. According the amended plan dated xx/xx/2019, the debtor sxxpay $xxx month for the period of 36 months. The proof of claim was filed on xx/xx/2019 with the claim amount of xx and the amount of arrearage is $xxxary xx, Schedule-D shows the amount of xx as an unsecured portion out of the amount of claim xx and the value of the collateral is xx. Did not see any comments reflecting cram down.	The loan was modified on xx/xx/2017 with the 1 step amortization with the new principal balance of xx out of which $xxxbeen deferred and the new interest bearing principal amount is in the amount of $xxxrrower promises to pay the initial step P&I of $xxx the new initial step interest rate of 3.375 % beginning from xx/xx/2017 and the new maturity date is xx/xx/2057.	Affiliated Business Disclosure Missing Required State Disclosures xx Insurance Notice of Servicing Transfer	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "MI cert is missing from the loan file. However, tape data does not show MI required but final HUD-1 shows that the monthly MI payment is $xxxfinal application indicates the MI payment in the amount of $xxxissing Required State Disclosures (Lvl 2) "The subject property is located in Georgia state. The following state disclosures are missing from the loan file.
1.Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the xx was originated on xx.A. which was recorded on xx/xx/2005.
The chain of xx assignment has been completed. Currently, the xx assignment is with xx.
There is a junior xx open against the subject property in favor of xx. in the amount of xx which was recorded on xx/xx/2005.
No active judgments or liens have been found.
Annual combined taxes of 2019 have been paid in the amount of $xxx	The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2017. The loan is in delinquency for 34 months. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2017. The current P&I is $xxx and interest rate is 4.250%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/2020 reflects the UPB in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections.
The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2017. The loan is in delinquency for 34 months. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2017. The current P&I is $xxx and interest rate is 4.250%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/2020 reflects the UPB in the amount of xx.
According to the xxx,xx and xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2014. POC was filed by xx on xx/xx/2015, in the secured claim amount of xx and an arrearage in the amount of $xxxe plan was confirmed on xx/xx/2015. Chapter 13 Trustee's Report of Plan was filed on 10/xx/19 which states that subject creditor claim arrearage was paid in the amount of xx. This case was discharged on xx/xx/2019 and it was terminated on xx/xx/2019.
No foreclosure proceedings have been found. As per comment dated xx/xx/2020, the borrower stated that unable to make payment because of business shutdown due to impact of Covid-19and borrower was asking for help. Repayment Plan was offered for 3 months starting from xx/xx/2020 to xx/xx/2020. COVID 19 Follow Up was made on xx/xx/2020. No further details have been found.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, xx and xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2014. POC was filed by xx on xx/xx/2015, in the secured claim amount of xx and an arrearage in the amount of $xxxe plan was confirmed on xx/xx/2015. Chapter 13 Trustee's Report of Plan was filed on 10/xx/19 which states that subject creditor claim arrearage was paid in the amount of xx. This case was discharged on xx/xx/2019 and it was terminated on xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal	3: Curable	* Missing HELOC Disclosures (RESPA) (Lvl 3) "Following HELOC disclosures are missing from the loan file. Disbursement sheet/Fees sheet/ Fee statement HELOC booklet"	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file. Values are updated from doc#xx."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2020, the subject xx was originated on xx.A. which was recorded on xx/xx/2006.
The chain of assignment has not been completed. The current assignment is with xx. It should be with xx.
There are two civil judgments against the borrower in favor of xxxxx. in the total amount of xx.
There are two civil judgments against the borrower in favor of  xx in the total amount of xx.
There are two civil judgments against the borrower in favor of  xx in the total amount of $xxxere are two civil judgments against the borrower in favor of xx. in the total amount of xx.
The annual xx taxes for the year of 2019 are paid in the amount of $xxx	The payment history dated xx/xx/2020 shows that the borrower is delinquent for 108 months and next payment due date is xx/xx/2011. The last payment was received on xx/xx/2020 in the amount of $xxx32 which was applied for the due date of xx/xx/2011. The current UPB is in the amount of xx.	Collections Comments:The loan is in Collections. The payment history dated xx/xx/2020 shows that the borrower is delinquent for 107 months and next payment due date is xx/xx/2011. The last payment was received on xx/xx/2020 in the amount of $xxx32 which was applied for the due date of xx/xx/2011. The current UPB is in the amount of xx.

 No evidences found in the loan File and the latest 24 months servicing comments regarding current or prior loan modification No further evidences available in the last 24 months servicing comments regarding whether borrower made all the plan payments.
No evidences found in the loan file and latest 24 months servicing comments foreclosure proceedings.
No evidences have been found in the loan file and latest 24 months servicing comments regarding bankruptcy filing and cram down and subject loan is currently not on active bankruptcy.

Update :
No issue found in the collection comment.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	ARM Rider Credit Application Missing Dicsloures Origination Appraisal	3: Curable	* Missing Required Disclosures (Lvl 3) "The loan is HELOC. However, the HELOC booklet and disbursement sheet is missing from the loan file."	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
								* xx - Missing required ARM Rider (Lvl 2) "ARM rider is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.A. Lender which was recorded on xx/xx/2001.  The chain of assignment has been completed with xx to xx which was recorded on xx/xx/2019.
There is open junior xx against the borrower of  xx, in the amount of xx which was recorded on xx/xx/2005.
The 2019 year annual tax has been paid in amount $xxxo prior year delinquent taxes are found.
Review of latest payment history as of xx/xx/2020 shows that the borrower is delinquent for more than 13 months and next payment due date was for xx/xx/2019.The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The UPB is being reflected in tape data in the amount of xx	Collections Comments:Review of latest payment history as of xx/xx/2020 shows that the borrower is delinquent for more than 13 months and next payment due date was for xx/xx/2019.The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The UPB is being reflected in tape data in the amount of xx. As per collection comments, subject property is owner occupied and no damage has been found.

As per servicing comments dated xx/xx/2019, the foreclosure was initiated and file was referred to attorney on xx/xx/2016. As per servicing comments dated xx/xx/2020, Foreclosure complaint filed dated xx/xx/2017. Service was completed on dated xx/xx/2017.  However the foreclosure was put on hold because the borrower has filed bankruptcy on xx/xx/2017

According to xxx, The borrower xx had filed bankruptcy under Chapter 13 with the Case # xx on xx/xx/2017. The plan was confirmed on xx/xx/2018.  The POC was filed by the creditor on xx/xx/2018 with the secured claim amount of xx and the arrearage amount is xx. According to the Modify chapter 13 plan the debtor will pay U.S. trustee in the amount of $xxx for first 8 month, $xxx for 9th months and the sum of $xxx for remaining 59 months.

Foreclosure Comments:As per servicing comments dated xx/xx/2019, the foreclosure was initiated and file was referred to attorney on xx/xx/2016. As per servicing comments dated xx/xx/2020, Foreclosure complaint filed dated xx/xx/2017. Service was completed on dated xx/xx/2017.  However the foreclosure was put on hold because the borrower has filed bankruptcy on xx/xx/2017
Bankruptcy Comments:According to xxx, The borrower xx had filed bankruptcy under Chapter 13 with the Case # xx on xx/xx/2017. The plan was confirmed on xx/xx/2018. The POC was filed by the creditor on xx/xx/2018 with the secured claim amount of xx and the arrearage amount is xx. According to the Modify chapter 13 plan the debtor will pay U.S. trustee in the amount of $xxx for first 8 month, $xxx for 9th months and the sum of $xxx for remaining 59 months.	Loan Modification agreement was made between xx (Borrower) and xx. (Lender) on an effective date of xx/xx/2016. The borrower had promised to pay the UPB of xx. Borrower make a payment with step amortization type is as follows. 1) P&I paid in the amount of $xxx with interest rate is 3.000% for 12 months on xx/xx/2016. 2) P&I paid in the amount of $xxx with interest rate is 4.000% for 468 months on xx/xx/2056.	ARM Rider Credit Application Initial Escrow Acct Disclosure Origination Appraisal	3: Curable	* Missing HELOC Disclosures (RESPA) (Lvl 3) "HELOC Information Booklet and disbursement sheet are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 (Application) is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at the origination is missing from the loan file."
								* xx - Missing required ARM Rider (Lvl 2) "ARM rider is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, in favor of xx. recorded in Instrument# | Book/Page# xx. The chain of assignment has been completed. The assignments are with xx which was recorded on xx/xx/2019. There is a junior xx to the subject xx was originated on xx.00, in favor of xx. recorded in Instrument# | Book/Page# xx. No active liens and judgments have been found. Annual xx taxes for the year of 2019-2020 have been paid total in the amount of $xxx prior years delinquent taxes have been found.	As per the payment history as of xx/xx/2020, the borrower is delinquent for 12 months. The last payment was received on xx/xx/2020, which was applied for the due date xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per the payment history as of xx/xx/2020, the borrower is delinquent for 12 months. The last payment was received on xx/xx/2020, which was applied for the due date xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The current UPB reflected as per the payment history is in the amount of xx. The reason for default is unemployment decreased of income. The subject property has been occupied by the owner. The borrower's intention is to keep the property. As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs. As per collection comment dated the borrower is sales man he is not working at the moment due to covid-19.not sure for making of payments. However the borrower income is impacted due to covid-19. As per the review of collection comments, the foreclosure was initiated in 2016. The file was referred to an attorney on xx/xx/2016 and the complaint was filed on xx/xx/2016 the complaint filed is located at (xx) .The foreclosure sale was on xx/xx/2017 the file is located at(xx) the foreclosure is put on hold due to borrower xx and xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2017.
Foreclosure Comments:As per the review of the collection comments, the foreclosure was initiated in 2016. The foreclosure file was referred to an attorney on xx/xx/2016. The notice of default was filed by the trustee with the foreclosure case#xx on xx/xx/2016 located at (xx). As the debtor was the default for the total amount of xx. The notice of trustee foreclosure sale was scheduled on xx/xx/2017 located at(xx); however, the foreclosure file was put on hold as the borrower xx and xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2017.
Bankruptcy Comments:According to the xxx, the borrower xx and xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2017. The POC was filed on xx/xx/2017 with a secured claim in the amount of xx and the arrearage amount of $xxx per order confirming chapter 13 plan dated xx/xx/2017 the amount of each monthly plan payment is $xxx for months 1 to 2. For months 3 to 60, the monthly plan payment is $xxx00. The schedule D of xxx does not contain any unsecured portion. The motion to sell(xx) was filed on xx/xx/2020 by the borrower with the sale price of xx. The subject creditor xx xxx, xx was filed conditional Non-opposition to debtor’s motion to sell(xx) filed on xx/xx/2020; however, the debtor's attorney filed(xx) withdrawal of debtor’s motion to sell the property which was filed on xx/xx/2020. No further details have been found. No comment has been found indicating a cram-down. The last filing date of bankruptcy was xx/xx/2020.	Not Applicable	Credit Application Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	3: Curable	* Missing Required Disclosures (Lvl 3) "The following required documents are missing from the loan file.
1. HELOC booklet.
2. Bill of Rights for HELOCs.
3. Disbursement sheet/Fees sheet/ Fee statement."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at California state. The following required state disclosures are missing from the loan file. 1. Impound Account Disclosure 2. Cosigner Notice 3.Private xx Insurance Disclosure 4. Earthquake Disclosure forCondominiums 5. Hazard Insurance Disclosure 6. Insurer RecommendationDisclosure 7. CA Fair Lending Notice 8. Anti-Tying Disclosure 9. Privacy Notice 10. Notice of Right to Copy of Appraisal 11. Application for Credit-Married Persons 12. Fair Debt Collection Notice 13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing Transfer Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2007.
The chain of assignment has not been completed. Currently, the assignment is from xx which was recorded on xx/xx/2017. The assignment is missing to Trust xx.
There is junior xx originated on xx.00 which was recorded on xx/xx/2007
No active judgments or liens found against the subject property or borrower.
First and second installments of combined taxes for the year of 2019 have been paid in the amount of $xxx xx/xx/2019 and xx/xx/2020.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 5 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx48 which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx86 and interest rate is 5.125%.	Collections Comments:The loan is currently in the Bankruptcy and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx48 which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx86 and interest rate is 5.125%. The loan was modified. The As per the document located on “xx”, the foreclosure was initiated in 2015 and the complaint was filed on xx/xx/2015. However, the foreclosure was put on hold due to borrower has filed bankruptcy on xx/xx/2015. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2015. The POC was filed by creditor xx Trust on xx/xx/2015 for the secured claim amount is xx and arrearage amount is xx. However, the POC Deadline dated xx/xx/2015. The notice of xx payment change was filed on xx/xx/2019. The chapter 13 plan was filed on xx/xx/2015. The amended chapter 13 plan was filed on xx/xx/2015 and the plan was confirmed on xx/xx/2015. The motion to modify plan was filed on xx/xx/2016. The debtor has promised to pay trustee in the amount of $xxx 12 months, $xxx 48 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxer the comment dated xx/xx/2020, the Covid-19 assistance has been rexxed. There is no repayment plan or deferral options are available for those affected by Covid-19; however, the outside of the BK protection advised to contact their attorney. As per the comment dated xx/xx/2020, the repayment plan has been reviewed. No further details have been found. The subject property and reason for default is unable to be determined. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.

Foreclosure Comments:As per the document located on “xx”, the foreclosure was initiated in 2015 and the complaint was filed on xx/xx/2015. However, the foreclosure was put on hold due to borrower has filed bankruptcy on xx/xx/2015.
Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2015. The POC was filed by creditor xx Trust on xx/xx/2015 for the secured claim amount is xx and arrearage amount is xx. However, the POC Deadline dated xx/xx/2015. The notice of xx payment change was filed on xx/xx/2019. The chapter 13 plan was filed on xx/xx/2015. The amended chapter 13 plan was filed on xx/xx/2015 and the plan was confirmed on xx/xx/2015. The motion to modify plan was filed on xx/xx/2016. The debtor has promised to pay trustee in the amount of $xxx for 12 months, $xxx00 for 48 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx	The loan was modified twice since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2010 between the borrower "xx" and lender "E*xx”. As per the modified terms, the new principal balance is xx. There are 5 steps of modification. The borrower has promised to pay, first in the amount of $xxx34 with the interest rate of 2.000% beginning on xx/xx/2010, second in the amount of $xxx31 with the interest rate of 3.000% beginning on xx/xx/2015, third in the amount of $xxx27 with the interest rate of 4.000% beginning on xx/xx/2016, fourth in the amount of $xxx23 with the interest rate of 5.000% beginning on xx/xx/2017, and the last fifth in the amount of $xxx86 with the interest rate of 5.125% beginning on xx/xx/2018 till maturity date of xx/xx/2036.	Affiliated Business Disclosure Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.531%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

TILA APR Test: FAIL The Loan data is 0.000%, the comparison data is  6.531% and the variance is -6.531%"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosures are missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private xx Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "The settlement date is xx/xx/2004 and note date is xx/xx/2004. However, the settlement date is different from the note date."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 in favor of xx. The last assignment has not been completed. The last assignment is with xx which was recorded on xx/xx/2011. The current assignment should be with xx. No active judgments or liens have been found. Annual combined taxes for the year of 2019 have been paid in the amount $xxxprior delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower has been delinquent for 4 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx31 which was applied for xx/xx/2019.The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and next due date for the payment is xx/xx/2019. According to the payment history as of xx/xx/2020, the borrower has been delinquent for 4 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx31 which was applied for xx/xx/2019.The UPB reflected as per the payment history is in the amount of xx. The reason for default is unable to be determined. As per the servicing comments, current occupancy of the subject property is unable to be determined. No damages or repairs are found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx and xx had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2016 and the plan was confirmed on xx/xx/2016. The POC was filed on xx/xx/2016 with the claim amount of xx and the arrearage is in the amount of xx. The Bk case is active and last filing date is xx/xx/2019.	The loan modification agreement was made between (borrower) xx and xx (Lender)xx on xx/xx/2007. The borrower promises to pay the new UPB in the amount of xx with interest rate starting at 8.750% and the modified P&I is in the amount of $xxx31 beginning from xx/xx/2007 till the maturity date xx/xx/2037.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures xx Insurance Notice of Servicing Transfer	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is conventional loan. The LTV is xx and hence the MI certificate is required which is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following state disclosures are missing from the loan file.
1.Amortization Schedule Disclosure
2.Credit Property Insurance Disclosure
3.Fee Agreement
4.Priority of Security Instrument Disclosure
5.Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 in favor of xx.
Chain of assignment has been completed. Currently, the xx is with xx which was recorded on xx/xx/2019.
There is an ECB, in the amount of $xxxch was recorded on xx/xx/2018 in favor of Environmental Control Board.
Annual utility charges for the year of 2020 have been delinquent in the amount of $xxxt, 2nd and 3rd installment taxes for the year of 2020 have been paid in the total amount of $xxxnstallment taxes for the year of 2020 have been delinquent in the amount of $xxx
As per the review of the payment history, the borrower has been delinquent for 60+days and the next payment is due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020. The UPB is reflected as xx. The current P&I is $xxx and PITI is $xxx.
Collections Comments:The loan is currently in collections and the next payment is due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020. No records for bankruptcy and foreclosure have been found. The RFD is unable to be determined. No comments have been found stating the borrower’s income have been impacted by COVID-19. No repairs and damages have been found. The current occupancy is not mentioned.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between the borrower xx and the lender, xx. on xx/xx/2019.
The UPB is xx. The borrower promises to pay P&I in the amount of $xxx with an interest rate of 5.000%, beginning from xx/xx/2019. The maturity is xx/xx/2043.
Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	3: Curable	* Lost Note Affidavit (Lvl 3) "A Lost note affidavit found in a file at (xx), which states that the Original Note has been Lost and that a good faith effort was made to locate the lost HELOC agreement in accordance."	* Application Missing (Lvl 2) "Loan application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report from origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file,

1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. xx Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative xx Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. xx Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file.""										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020 the subject xx was originated on xx.A. in the amount of xx which was recorded on xx/xx/2005 with instrument#xx.
The Chain of Assignments has been completed. Currently, the assignment of xx is with xx which was recorded on xx/xx/2019.
There is one civil judgment against the borrower xx in favor of xx for the amount of xx which was recorded on xx/xx/2013.
The combined 1st installment of the xx jurisdiction tax of 2020 is due in the amount of $xxxxx/xx/2020 and 2nd installment has been due in the amount of $xxxxx/xx/2020. No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower has been delinquent for 19 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx with an interest rate of 5.000%. The payment history does not reflect the current UPB, however as per the tape data as of xx/xx/2020 with the UPB is in the amount of xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is in active bankruptcy. According to the payment history as of xx/xx/2020, the borrower has been delinquent for 19 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx with an interest rate of 5.000%. The payment history does not reflect the current UPB, however as per the tape data as of xx/xx/2020 with the UPB is in the amount of xx.
The collection comment dated xx/xx/2019 states the reason for default is borrower opened a new business. The foreclosure was initiated. The collection comment dated xx/xx/2019 states the file was referred to an attorney on xx/xx/2018.  The step sale was scheduled for xx/xx/2019. Further, the file is on hold due to the borrower filed the bankruptcy. According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case#xx on xx/xx/2018.
The borrower had made the last payments as per the ARM change notice located at "xx".
There are no comments found related to the subject property condition.

Foreclosure Comments:As per the review of the collection comments, the foreclosure was initiated. The collection comment dated xx/xx/2019 states the file was referred to an attorney on xx/xx/2018.  The foreclosure sale was scheduled for xx/xx/2019. The collection comment dated xx/xx/2019, states that further, the file is on hold due to the borrower filed the bankruptcy and the hold start from xx/xx/2019.
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case#xx on xx/xx/2018. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; therefore, there is no unsecured portion. The chapter -13 plan was confirmed on xx/xx/2019. The debtor was supposed to pay the trustee the amount of $xxx00 for 3 months and $xxx00 for 45 months under the chapter 13 plan. The Proof of Claim filed on xx/xx/2019 under claim#7-1. The total amount of claim is xx and the amount of arrearage is xx. The trustee motion to dismiss case was filed on xx/xx/2019 and the order has been granted on xx/xx/2019. The last filing date is xx/xx/2020. There is no evidence of cram-down. Borrower is currently on active bankruptcy.

Not Applicable	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	3: Curable	* Missing HELOC Disclosures (RESPA) (Lvl 3) "HELOC booklet is missing from the loan file. Disbursement sheet/Fees sheet/ Fee statement is missing from the loan file."	* Application Missing (Lvl 2) "The final loan application is missing in the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Virginia. The following state disclosures are missing from the loan file.
• VA Application Disclosure
• Choice of Settlement Agent Disclosure
• Disclosure of Charges For Appraisal or Valuation
• Copy of Appraisal or Statement of Appraised Value
• Affiliated Business Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the xx was originated on xx. which was recorded on xx/xx/2005.
The chain of xx assignment is incomplete. Currently is with xx.
1) There are six state tax liens open against the borrowers xx & xx in the favor of State of California in the amount of xx which were recorded on different dates.
2) There are two state tax liens open against the borrowersxx in the favor of State of California Employment Department in the amount of xx which were recorded on xx/xx/2016 & xx/xx/2016.
3) There are six child support liens open against the borrowers in the favor of State of xx of xx which were recorded on different dates.
4) There is a IRS lien open against the borrower “xx & xx” in the favor of Department of the Treasury - Internal Revenue Service in the total amount of xx which was recorded on xx/xx/2012.
5) There is a civil judgment open against the borrower in the favor of xx in the amount of $xxxch was recorded on xx/xx/2013.
6) There are two civil judgments open against the borrower in the favor of  xx in the amount of xx which was recorded on xx/xx/2013 & xx/xx/2013.
7) There is a civil judgment open against the borrower in the favor of xx in the amount of $xxxch was recorded on xx/xx/2012.
8) There are multiple state tax liens open against in the common name of xx in the favor of State of California in the total amount of $xxx There are multiple IRS liens open against in the common name of xx in the favor of xx in the total amount of $xxx) There are multiple civil judgments open against in the common name of xx in the total amount of $xxxst and 2nd installment combined taxes of 2019 are delinquent in the total amount of $xxx	The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2018. The loan is in delinquency for 27 months. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2018. The current P&I is $xxx and interest rate is 4.250%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/2020 reflects the UPB in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections.
The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2018. The loan is in delinquency for 27 months. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2018. The current P&I is $xxx and interest rate is 4.250%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/2020 reflects the UPB in the amount of xx.
As per comment dated xx/xx/2019, the foreclosure was started by referring to attorney on xx/xx/2019. Foreclosure was placed on hold due to Original Assignment xx/xx/2019. This hold was ended on xx/xx/2019. Lis pendens (xx) was filed on xx/xx/2019. Foreclosure was placed on hold due to loan modification on xx/xx/2019. This hold was ended on xx/xx/2019. No further details have been found.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:As per comment dated xx/xx/2019, the foreclosure was started by referring to attorney on xx/xx/2019. Foreclosure was placed on hold due to Original Assignment xx/xx/2019. This hold was ended on xx/xx/2019. Lis pendens (xx) was filed on xx/xx/2019. Foreclosure was placed on hold due to loan modification on xx/xx/2019. This hold was ended on xx/xx/2019. No further details have been found.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Origination Appraisal	3: Curable	* Missing HELOC Disclosures (RESPA) (Lvl 3) "Following HELOC disclosures are missing from the loan file. Disbursement sheet/Fees sheet/ Fee statement HELOC booklet"	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The Updated Title Report dated xx/xx/2020 reflects the subject xx is in 1st lien position.  The incorrect DOT that was recorded was dated xx/xx/2003 (xx) with a loan amount of xx; the borrower reflects xx husband and wife as community property.  Additionally, the Final Title Report at origination also reflects the incorrect DOT as the insured xx with the amount of insurance of xx; Date of Policy is xx, 2003.  A Reformation of First Trust Deed per Judgment was recorded xx/xx/2014 to correct this error.  Case No. xx reflects Action filed xx, 2013.  Judgment was then ordered on xx/xx/2013 and awarded in favor of Plaintiff (xx); the Court issues an order reforming the deed of trust to reflect that The Correct Deed of Trust dated xx, 2003 and shown as Exhibit “A” replace the earlier deed of trust and that the Correct Deed of Trust is a valid first priority lien; and the Court issues a judicial declaration that in order to reflect the intention of the parties, The Correct Deed of Trust dated February 5, 2003 attached as Exhibit “A” sxxreplace the earlier inadvertently-recorded deed of trust and that The Correct Deed of Trust is a valid first priority lien, and is enforceable as such.  This Judgment was signed by the Judge of the Superior Court.  The Deed of Trust showing as Exhibit “A” IS the subject xx lien dated xx/xx/2003 (xx) with a loan amount of xx; the borrower reflects xx, a married woman as her sole and separate property.  The Updated Title Report provided that is dated xx/xx/2020 reflects the current Owners of Record are xx and xx, husband and wife as community property via Grant Deed dated xx/xx/1994 and recorded xx/xx/1994.
The latest assignment is to xx Trust dated xx/xx/2017 and recorded xx/xx/2017.  Missing Assignment to xx.  There is also a break in the chain; a Gap Assignment is needed.  The xx of xx, as Trustee for the Certificateholders of xx., Alternative xx 2 xx Pass-Through Certificates, Series 2003-19 to xx, not in its individual capacity, but solely as Trustee of xx Pass-Through Trust VI recorded xx/xx/2015 then the same grantee (xx.) assigned the Deed of Trust to xx Trust recorded xx/xx/2015.
There is a 2nd xx with xx. dated xx/xx/2004 and recorded xx/xx/2004 in the amount of xx.
There are 2 State Tax Liens totaling xx as follows:
- State Tax Lien with the xx of the State of California in the amount of xx recorded xx/xx/2011.
- State Tax Lien with the xx of the State of California in the amount of $xxxorded xx/xx/2019.
There is an HOA Lien with xx. in the amount of $xxxorded xx/xx/2015.
There are 5 Judgments totaling xx.
The Annual Tax Amount is $xxxThe 2019 xx 1st half and 2nd half Taxes were paid in the amount of $xxxh on xx/xx/2019 and xx/xx/2020.	Review of the payment history available from xx/xx/2017 to xx/xx/2020 reflects that the borrower is currently delinquent for more than 90 days and next due for the xx/xx/2020 payment. The last payment was received on xx/xx/2020 in the amount of $xxx00 which was applied to the xx/xx/2019 and xx/xx/2020 payments. The current UPB as per tape data is in the amount of xx.	Collections Comments:The loan is currently in Foreclosure, on a Loss Mitigation hold due to an active Forbearance Plan.
Review of the payment history available from xx/xx/2017 to xx/xx/2020 reflects that the borrower is currently delinquent for more than 90 days and next due for the xx/xx/2020 payment.  The last payment was received on xx/xx/2020 in the amount of $xxx00 which was applied to the xx/xx/2019 and xx/xx/2020 payments.  The current UPB as per tape data is in the amount of xx.
The loan has been modified at least twice since origination; on xx/xx/2009 with the latest Loan Modification Agreement made between borrower and Lender on effective date of xx/xx/2015 with a new UPB of xx and a fixed interest rate of 5.875% with P&I of $xxx47 beginning xx/xx/2015 until the new maturity date of xx/xx/2040.
The borrower called the servicer on xx/xx/2019 asking for a Reinstatement amount.  The RFD provided showed a family member has medical issues and husband has lower income from a job change.  The servicer comments reflect an Audit was completed on xx/xx/2019 and the review passed a Repayment Plan Approval.  Borrower however sent in a plan payment that was returned due to insufficient funds which broke the plan.  Borrower then called on xx/xx/2019 and advised her daughter was sick and had to go to the ER which is why she could not make the payment.  Borrower sent in documentation on xx/xx/2019 to be reviewed for another Loss Mitigation option and was approved for another payment plan starting xx/xx/2020.  The Plan is for $xxx53/month from xx/xx/2020 - xx/xx/2020.
Prior Foreclosure action showed a Final Judgment of Foreclosure dated xx/xx/2013 and recorded xx/xx/2014 that was granted by the Judge in the same Order that reformed the Deed of Trust.  The loan was since modified in 2015.
The latest Foreclosure action began when the loan was referred to an attorney on xx/xx/2019.  An assignment from xx as nominee for xx to xx was rexxed on xx/xx/2019 to be completed.  The Foreclosure was then placed on hold on xx/xx/2019 after a Loss Mitigation Repayment Plan was approved.  The AOM had not yet been completed.  The borrower sent in a payment that was returned due to insufficient funds and the hold was removed.  The borrower was approved for another repayment plan (Forbearance Agreement) and Foreclosure was placed on another hold on xx/xx/2020.  The Plan is for $xxx53/month from xx/xx/2020 - xx/xx/2020.   As of the date of this review, the Foreclosure remains on a Loss Mitigation hold as the borrower is still making plan payments.
The most recent BPO was dated xx/xx/2019 and reflects a value of $xxxclosure Comments:Prior Foreclosure action showed a Final Judgment of Foreclosure dated xx/xx/2013 and recorded xx/xx/2014 that was granted by the Judge in the same Order that reformed the Deed of Trust.  The loan was since modified in 2015.
The latest Foreclosure action began when the loan was referred to an attorney on xx/xx/2019.  An assignment from xx as nominee for xx to xx was rexxed on xx/xx/2019 to be completed.  The Foreclosure was then placed on hold on xx/xx/2019 after a Loss Mitigation Repayment Plan was approved.  The AOM had not yet been completed.  The borrower sent in a payment that was returned due to insufficient funds and the hold was removed.  The borrower was approved for another repayment plan (Forbearance Agreement) and Foreclosure was placed on another hold on xx/xx/2020.  The Plan is for $xxx53/month from xx/xx/2020 - xx/xx/2020.   As of the date of this review, the Foreclosure remains on a Loss Mitigation hold as the borrower is still making plan payments.
Bankruptcy Comments:Not Applicable	The loan has been modified at least twice since origination; on xx/xx/2009 with the latest Loan Modification Agreement made between borrower and Lender on effective date of xx/xx/2015 with a new UPB of xx and a fixed interest rate of 5.875% with P&I of $xxx47 beginning xx/xx/2015 until the new maturity date of xx/xx/2040.	Affiliated Business Disclosure Condo/PUD Rider Final Truth in Lending Discl. Right of Rescission	3: Curable	* Condo / PUD rider Missing (Lvl 3) "The original DOT that was recorded at closing did have a PUD Rider however it was the incorrect DOT with a different MIN#. The correct DOT (that was not recorded at origination but was recorded in a Reformation) does not reflect a PUD Rider."
* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower. The property is located in California; an Escrow State."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The Compliance Risk Indicator is “Moderate” due to failing the TILA APR Test due to missing the Final TIL and the APR was entered as 0%."
* ComplianceEase TILA Test Failed (Lvl 2)     "The TILA APR Test failed due to missing the Final TIL and the APR was entered as 0%."
* Final TIL Missing or Not Executed (Lvl 2)     "The TIL executed in the file is the Initial TIL.  Missing the Final TIL."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "The Note is dated xx/xx/2003 however the borrower executed all closing docs on xx/xx/2003."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The updated title report dated xx/xx/2020 states that the subject xx was originated on xx.94, with xx. With the Instrument/Book/Page#xx.
The chain of xx assignment has been completed. Currently assignment is with xx.
No active judgments or liens have been found.
2nd installment combined taxes of 2019 are delinquent in the amount of $xxxch were due on xx/xx/2020.	The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The loan is in delinquency for 5 months. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2019. The current P&I is $xxx and interest rate is 6.75%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/2020 reflects the UPB in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections.
The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The loan is in delinquency for 5 months. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2019. The current P&I is $xxx and interest rate is 6.75%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/2020 reflects the UPB in the amount of xx.
According to collection comment dated xx/xx/2019, the foreclosure was started in the loan by referring to attorney on xx/xx/2019. Foreclosure was put on hold due to loss mitigation on xx/xx/2019 and this hold was ended on xx/xx/2020. No further details have been found.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.

Foreclosure Comments:According to collection comment dated xx/xx/2019, the foreclosure was started in the loan by referring to attorney on xx/xx/2019. Foreclosure was put on hold due to loss mitigation on xx/xx/2019 and this hold was ended on xx/xx/2020. No further details have been found.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is moderate due to loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. The annual percentage rate (APR) is 6.920%. The disclosed APR of 0.000%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Kansas State. The required state disclosure Signed Closed-end Credit Agreement Notice missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.10, in favor of xx., a Texas xx recorded in Instrument#xx.
The chain of assignment has not been completed. The assignment from “Bayview Loan Servicing, xx, Its Successors and/or Assigns” to “xx” is missing.
No active mortgages, liens, and judgments have been found.
Annual combined taxes for the year 2019 have been paid on xx/xx/2020 in the amount of $xxx	As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 8.65%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current loan status is performing. As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 8.65%. The current UPB reflected as per the payment history is in the amount of xx.
The loan was modified on xx/xx/2004 between borrowers "xx" and the lender xx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 8.65% and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2004. The maturity date as per modification is xx/xx/2030. This loan was modified once.
The reason for default is financial hardship. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2004 between borrowers "xx" and the lender xx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 8.65% and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2004. The maturity date as per modification is xx/xx/2030. This loan was modified once.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas State. The following state disclosures are missing from the loan file:
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/1999 with the Book/Page#xx.

The chain of assignment has been complete. The loan is currently assigned with xx, xx which was recorded on xx/xx/2015.

There are no judgments and liens found against the borrower and the subject property.

The xx annual taxes of 2018 and 2019 have been paid in the total amount of $xxx delinquent taxes have been found for the prior year.
Review of Payment History as of xx/xx/2020 reveals that the borrower has been delinquent for two months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 with the P&I $xxx and the rate of interest 10.990%, which was applied for the due date of xx/xx/2020. The payment history does not reflect the current UPB, however as per the tape data as of xx/xx/2020 with the UPB is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveals that loan is in collection.
As per the review of payment history dated as of xx/xx/2020, the borrower is delinquent with the loan for 2 months. The next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with the interest rate 10.990 % which was applied for due date xx/xx/2020. The current UPB reflected as per the tape data is in the amount of xx.
The loan was not modified since origination. The borrower has made the last payment as per the Note.
As per the collection comment dated xx/xx/2019; the reason for default is medical issue.
No bankruptcy and foreclosure evidence found in the available in either collection comments or loan documents.
According to the collection comment dated xx/xx/2019, the subject property is owner occupied.
No damages or estimated repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures xx Insurance Notice of Servicing Transfer	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "The loan has a LTV is xx hence MI certificate is required for the loan. However, MI certificate is missing."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx. for the amount of $xxxich was recorded on xx/xx/1999. The chain of the assignment has been completed. The last assignment is from xx Loan Servicing, xx to xx, at xx xxxx. which was recorded on xx/xx/2018.
There is one junior xx against the subject property in the favor of xx. for the amount of xx which was recorded on xx/xx/2001. First installment of combined taxes for the year of 2019 has been paid in the amount of $xxxon xx/xx/2019. No prior years of delinquent taxes have been found.
According to the latest payment history as of xx/xx/2020, the borrower has been delinquent for 7 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2019. The UPB has not been provided in the latest payment history. The UPB as per tape data is in the amount of xx. The current interest rate is 12.490% and P&I is $xxx.	Collections Comments:The loan is currently in bankruptcy and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2019. The UPB has not been provided in the latest payment history. The UPB as per tape data is in the amount of xx. The subject xx was originated on xx.990% and P&I of $xxx. According to agreed rate reduction rider located at “xx”, the interest rate has been reduced by initial rate reduction of 0.50% once over the life of loan. According to the latest payment history as of xx/xx/2020, the current interest rate is 12.490% and P&I is $xxx. According to document located at “xx”, the trial plan was offered to the borrower which was effective from xx/xx/2019 to xx/xx/2019 for the amount of $xxxe reason for default is unable to be determined from the collection comments.
 The borrower, "xx" had filed the bankruptcy under chapter 13 with the case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018. POC has been filed by the subject creditor, " xx." for the secured claim of xx and the amount of arrearage of $xxx on xx/xx/2018. Motion for relief from stay was filed on xx/xx/2018 and order lifting automatic stay was filed on xx/xx/2019. Motion to vacate order lifting automatic stay was filed on xx/xx/2019 and order for same was granted on xx/xx/2019. According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. According to amended chapter 13 plan dated xx/xx/2019, the amount, $xxx00 has been paid in for 11 months and the debtor sxxpay to the trustee in the amount of $xxx for remaining 49 months. The arrearage to be paid is in the amount of $xxx.The same was confirmed on xx/xx/2020. No foreclosure details have been found in the loan file. Current occupancy of the subject property is unable to be determined from the collection comment. No comment pertaining damage to the subject property has been observed. No latest xxx Report is available in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter 13 with the case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018. POC has been filed by the subject creditor, " xx." for the secured claim of xx and the amount of arrearage of $xxx on xx/xx/2018. Motion for relief from stay was filed on xx/xx/2018 and order lifting automatic stay was filed on xx/xx/2019. Motion to vacate order lifting automatic stay was filed on xx/xx/2019 and order for same was granted on xx/xx/2019. According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx.According to amended chapter 13 plan dated xx/xx/2019, the amount, $xxx00 has been paid in for 11 months and the debtor sxxpay to the trustee in the amount of $xxx for remaining 49 months. The arrearage to be paid is in the amount of $xxx.The same was confirmed on xx/xx/2020. As per Notice of xx payment change dated xx/xx/2020, the new total payment is $xxx.	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	3: Curable	* Lost Note Affidavit (Lvl 3) "Lost note affidavit has been found in the loan file located at "xx" which states that the original note has been lost, destroyed or misplaced. However, duplicate copy of note is available in the loan file."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file. However, the values are updated from application located at "xx"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test. This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxILA Finance Charge Test: FAIL Loan Data: xx Comparison Data: xx Variance: -$xxx. This loan failed the TILA foreclosure rescission finance charge test.  The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxLA Foreclosure Rescission Finance Charge Test: FAIL Loan Data: xx Comparison Data: xx Variance: -$xxx."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Louisiana State. The following required state disclosures are missing from the loan file.
1. Authorization Fees, Charges and Expenses for Federally Related xx Loans
2. Anti-Tying Disclosure
3. Financial Institution Choice of Insurance Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.98 in favor of
Chain of assignment has been completed. Currently, the xx is with U.S. xx Trust
xxx As Trustee For xx which was recorded on xx/xx/2017.
No active judgments and liens have been found.
Annual taxes for the year of 2019 have been paid in the amount of $xxx prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 7 months and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2019 and the amount of $xxx. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the tape of payment history is in the amount of xx.	Collections Comments:As per servicing comments, the loan is currently in bankruptcy and the next payment is due for xx/xx/2019. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2019 and the amount of $xxx. According to the xxx, the borrowers xx and xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2017. The plan was confirmed on xx/xx/2018. Information regarding foreclosure is not available in latest servicing comments. The reason for default is not found in latest servicing comments. No repairs and damages have been found. No comments have been found stating the borrower’s income is impacted by COVID-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrowers xx and xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2017. The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is $xxx58. The debtor sxxpay the trustee $xxx for 1 to 17 months, $xxxr 18 to 19 months and $xxx for 60 months under chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, there is no unsecured portion. There is no comment indicating a cram down. The plan was confirmed on xx/xx/2018.	The loan modification agreement was done between xx & xx (borrowers) and xx, xx. (servicer) on xx/xx/2016. As per modification, new principal balance is xx. The Borrower promises to pay P&I in the amount of $xxx10 with interest rate 3.125%, beginning on xx/xx/2016. The maturity date is xx/xx/2056.	Affiliated Business Disclosure Credit Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test: FAIL xx -$xxx04
TILA APR Test: FAIL 12.780% 13.341% -0.561%"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Points Test: FAIL $xxx +$xxx
This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for
"Seller-Paid Points and Fees.""
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL xx -$xxx04
This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxILA APR Test: FAIL 12.780% 13.341% -0.561%
This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 13.341%. The disclosed APR of 12.780% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business for is missing from loan files."		Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx. which was recorded on xx/xx/2002.
The chain of the assignment has been completed. The latest assignment is with xx xx V which was recorded on xx/xx/2019.
There is a State tax lien in the favor of xx in the amount of $xxxwhich was recorded on xx/xx/1974.
There is a civil judgment in the favor of xx of Erie in the amount of $xxxch was recorded on xx/xx/2017.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower has been delinquent with the loan for 5 months. The last payment was received on xx/xx/2020 which was applied for xx/xx/2019 and the next due date for the payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history tape data is in the amount of xx.

Collections Comments:As per the review of the servicing comments, currently, the loan is in bankruptcy and the borrower has been delinquent with the loan for 5 months. The last payment was received on xx/xx/2020 which was applied for xx/xx/2019 and the next due date for the payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history tape data is in the amount of xx. The loan modification agreement was made between (borrower) xx and (Lender) xx xxx, N. A. on xx/xx/2015. The subject property has been occupied by the owner. The latest BPO is not available. Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2016. However, the foreclosure was put on hold due to the borrower had filed BK on xx/xx/2016.
Bankruptcy Comments:According to the xxx, the borrowers (xx and xx) had filed bankruptcy under chapter-13 with the case # xx on xx/xx/2016. The plan was confirmed on xx/xx/2017. The POC was filed on xx/xx/2017, with the claim amount of xx and the arrearage amount is $xxx33. The debtor sxxpay to the trustee $xxx for 60 months under chapter 13. The date of the last filing is xx/xx/2020.	This loan modification agreement was made between (borrower) xx and (Lender) xx xxx, N. A. on xx/xx/2015. The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 4.125% and new P&I is in the amount of $xxx beginning from xx/xx/2015. The maturity is xx/xx/2055. There is no provision for the balloon payment.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Right of Rescission	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow account disclosure is missing form the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing form the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing form the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the Pro-title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of assignment has not been completed. There is break in assignment from xx xx to xx xxx. The current assignment is with ABS xx VI, which was recorded on xx/xx/2019.
There is a Junior xx against the subject property in the favor of Thexx Company, in the amount of xx which was originated on xx.
There is a Judgment against xx in the favor of xx Funding, xx, in the amount of xx which was recorded on xx/xx/2016.
The annual combined taxes of 2019 have been paid in the amount of $xxx prior year’s delinquent taxes have been found.	Review of the payment history as of xx/xx/2020, the borrower is delinquent for 8 months and the next due for regular payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2019. The current UPB reflected in the tape of the payment history is in the amount of xx till the due date of xx/xx/2019.	Collections Comments:As per the collection comments as of xx/xx/2020, the loan is in collections.
Review of the payment history as of xx/xx/2020, the borrower is delinquent for 8 months and the next due for regular payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2019. The current UPB reflected in the tape of the payment history is in the amount of xx till the due date of xx/xx/2019.
The reason for default is unable to be determined.
No evidences have been found regarding borrower occupancy and damages/repairs in the comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	3: Curable	* Missing HELOC Disclosures (RESPA) (Lvl 3) "HELOC Information Booklet is missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx.
The chain of the assignment has not been completed. The latest assignment is with xx Trust VI which was recorded on xx/xx/2019. However, it should be with xx Trust VI.
There is a civil judgment in the favor of xx xx-2 in the amount of xx which was recorded on xx/xx/2018.
The annual installment of combined jurisdiction tax of 2018 has been paid in the amount of $xxxxx/xx/2020.
The annual installment of combined jurisdiction tax of 2019 has been delinquent in the amount of $xxxch was good through till xx/xx/2020.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxxand PITI is in the amount of $xxx The UPB reflected as per the payment history tape data is in the amount of xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxxand PITI is in the amount of $xxx The UPB reflected as per the payment history tape data is in the amount of xx.
The loan modification agreement was made between (borrower) xx and (Lender)xx. on xx/xx/2019.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update:-
As per the collection comment dated xx/xx/2024, the 2023 xx taxes are delinquent in the amount of $xxx86. As per the collection comment dated xx/xx/2023, the taxes are paid through the 2022 tax year and 2023 xx taxes come due on xx/xx/2023.
As per the collection comment dated xx/xx/2023, the tax sale was scheduled for xx/xx/2023, and the redemption expired on xx/xx/2023.
As per the collection comment dated xx/xx/2024, the 2023 xx taxes are delinquent in the amount of $xxxnd the good-through date is xx/xx/2024.
As per the collection comment dated xx/xx/2023, the borrower has been deceased.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2018 and the complaint was filed on xx/xx/2018. As per the comment dated xx/xx/2019, the foreclosure was put on hold due to loss mitigation on xx/xx/2018. The loan modification agreement was made on xx/xx/2019.
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between (borrower)xx and (Lender)xx. on xx/xx/2019.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 2.375% and new P&I is in the amount of $xxxbeginning from xx/xx/2019. The maturity is xx/xx/2056. There is no provision for the balloon payment. Previously, the loan has been modified on xx/xx/2016.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	3: Curable	* Missing HELOC Disclosures (RESPA) (Lvl 3) "HELOC disclosure is missing from the loan file."	* Application Missing (Lvl 2) "Application / 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file.
1. OK Title protection notice
2. Insurance Disclosure
3. NSF Fee Disclosure
4. Over-the-limit fees
5. Notice of Rights to Obtain a Security Freeze"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 in favor of xx xxx, xx
Chain of assignment has been completed. Currently, the xx is with xx Trust II which was recorded on xx/xx/2018.
No active judgments and liens have been found.
1st and 2nd installment taxes for the year of 2019 have been paid in the amount of $xxx prior year delinquent taxes have been found.

According to the payment history as of xx/xx/2020, the borrower is delinquent for 8 months and the next date for payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx46, which was applied for the xx/xx/2019. The P&I is in the amount of $xxx07 and PITI is in the amount of $xxx46. The UPB reflected as per the payment history is in the amount of xx.
Collections Comments:The loan is currently in Bankruptcy and the next date for payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx46, which was applied for the xx/xx/2019. According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# on xx/xx/2015. The plan was confirmed on xx/xx/2016.
Information regarding foreclosure is not available in latest servicing comments. The reason for default is not found in latest servicing comments. No repairs and damages have been found. No comments have been found stating the borrower’s income is impacted by COVID-19.

Update:-
As per the collection comment dated xx/xx/2024, the chapter 13 bankruptcy has been discharged.
No additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower Phillip A. Roldan had filed bankruptcy under chapter-13 with the case# on xx/xx/2015. The POC was filed on xx/xx/2015 with its secured amount of xx and its arrearage amount of xx. As per the order conforming plan filed on xx/xx/2016, the debtor sxxpay the trustee the amount of $xxxor 1-5 months and $xxxor 6-60 months
The plan was confirmed on xx/xx/2016. Application of enry of discharge filed on xx/xx/2020. As of xx/xx/2020 BK has not discharged.

Not Applicable	Affiliated Business Disclosure Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA APR Test: FAIL 0.000% 6.560% -6.560%"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL 0.000% 6.560% -6.560%
This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 6.560%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file

1. Impound Account Disclosure
2. Cosigner Notice
3. Private xx Insurance Disclosure
4. Hazard Insurance Disclosure
5. Insurer RecommendationDisclosure
6. CA Fair Lending Notice
7. Anti-Tying Disclosure
8. Privacy Notice
9. Notice of Right to Copy of Appraisal
10. Application for Credit-Married Persons
11. Fair Debt Collection Notice
12. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business disclosure is missing from the loan files.""
								* Settlement date is different from note date (Lvl 2) ""As per note the loan date is xx/xx/2006 but as per hud settlement date is 1010/2006""		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.40 in favor of xx as nominee for Associates xx, xx. and it was recorded on xx/xx/2000 under instru# xx.
The chain of assignment has not been completed as the xx is currently with xx instead of the current assignee xx Trust III.

There is one xx lien against the borrower in the amount of $xxxch was recorded on xx/xx/2003 in favor of Internal Revenue Services.
There is one State Tax lien against the borrower in the amount of $xxxch was recorded on xx/xx/2013 in favor of Dept. of Workforce Development.

The combined taxes for 2019 have been paid in the amount of $xxxo prior delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2020 the loan performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 5.00% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/2020 reflects the UPB in the amount of xx and the deferred balance is $xxx.	Collections Comments:As per review of latest payment history as of xx/xx/2020 the loan performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 5.00% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/2020 reflects the UPB in the amount of xx and the deferred balance is $xxx.
The loan has been modified twice since loan origination. First mod was made on xx/xx/2017 which is located at “xx” The latest loan modification agreement was made on xx/xx/2020 between the borrower “xx and xx” and Lender “xx”. The new modified principal balance as per modification is in the amount of xx. Borrower promised to pay P&I in the amount of $xxx with interest rate of 5.000% and first payment had begun from xx/xx/2020 with new maturity date of xx/xx/2047.
No evidence has been found regarding foreclosure proceedings.
As per xxx report debtor has not filed the bankruptcy since from loan origination.
As per xxx Report dated xx/xx/2019, located at “xx” shows that property requires exterior paint with estimated cost of repair as $xxxwever, the available servicing comments do not reflect damage/repair to the property hence unsure whether it is completed or not. The subject property is occupied by owner.

Update:-

No additional information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan has been modified twice since loan origination. First mod was made on xx/xx/2017 which is located at “xx” The latest loan modification agreement was made on xx/xx/2020 between the borrower “xx and xx” and Lender “xx”. The new modified principal balance as per modification is in the amount of xx. Borrower promised to pay P&I in the amount of $xxx with interest rate of 5.000% and first payment had begun from xx/xx/2020 with new maturity date of xx/xx/2047.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk Indicator is Moderate as this loan failed TILA finance charge test and the prepayment penalty term test. This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxhis loan failed the prepayment penalty term test. (xx) The loan charges a prepayment penalty with a term exceeding 3 years."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxhis loan failed the prepayment penalty term test. (xx) The loan charges a prepayment penalty with a term exceeding 3 years."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in the state of Wisconsin. The following required State Disclosures are missing in the loan file. 1. Explanation of Personal Obligation 2. Marital Property Act Disclosure 3. Choice of Insurance Disclosure 4. Co-Signer Notice 5. Tattle Tale Notice under the Marital Property Act"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.

The chain of assignment has not been completed. The current assignment is with xx, xx. It should be with xx.
There is a UUC judgment against the property in favor of xx xx recorded on xx/xx/2018.
The annual xx taxes for the year of 2019 are paid in the amount of $xxx	According to the review of payment history as of xx/xx/2020 the loan is in delinquency for 24 months and the next due date for the regular payment is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2018. Based on available payment history we are unable to confirm the source of last received payment whether it is made by borrower or from unapplied fund. The current P&I is $xxx and the rate of interest is 4.240%. The tape data states that the current UPB is in the amount of xx till the due date of xx/xx/2020.	Collections Comments: The current legal status of the loan is bankruptcy delinquent and next due date for the regular payment is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2028. Based on available payment history we are unable to confirm the source of last received payment whether it is made by borrower of from unapplied fund. The current P&I is $xxxand the rate of interest is 4.240%. The tape data states that the current UPB is in the amount of xx till the due date of xx/xx/2020.
The bankruptcy had been filed by the borrower xx with case#xx on xx/xx/2019. The Creditor xx has been filed POC for the secured claim amount of xx and the amount of arrearage is xx. The plan has been confirmed on xx/xx/2019. The “xx” dated xx/xx/2019 the chapter 13 plan which was filed on xx/xx/2019 has been confirmed. The borrower has promised to pay, the sum of $xxx00 total for months 1 through 2, the sum of $xxx monthly for months 3 through 12, and the sum of $xxx monthly for months 13 through 60, for a total period of 60 month.

The reason for default is unable to be determined. No any damages have been found to the subject property. The subject property is owner occupied. No comment found stating that the borrower’s income is impacted due to Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The debtor had filed the amended chapter 13 plan on xx/xx/2019 which was confirmed on xx/xx/2019. According to the plan, the debtor sxxpay to the trustee $xxx00 for 2 months, then $xxx for 3 to 12 months and then $xxx for 13 to 60 months. The creditor had filed the POC on xx/xx/2019 with secured claim amount of xx and arrearage of xx. The schedule D of xxx shows the amount of claim as xx and the collateral value as xx. Therefore, there is no unsecured portion. The last day of filing is xx/xx/2020.	Not Applicable	Affiliated Business Disclosure ARM Rider Credit Application Loan Program Info Disclosure Missing Dicsloures Notice of Servicing Transfer Origination Appraisal	3: Curable	* Missing Required Disclosures (Lvl 3) "The loan is HELOC. However, the HELOC booklet and disbursement sheet are missing from the loan file."	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* xx - Missing required ARM Rider (Lvl 2)     "The loan type is HELOC ARM. However, the ARM rider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Notice of Servicing Transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx.00, with xx as nominee forxx.

The chain of assignment has been not completed. The last assignment is with HMC Assets xx in Its Capacity as Separate Trustee of Cam XIV Trust but it should be with xx.
No active judgments or liens found.

There is one junior xx active in the favor of xx xx Co of Arizona, in the amount of xx, originated on xx.
The annual installment of xx taxes of the year 2019 has been paid in the amount of $xxxxx/xx/2019.
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 4 months. The last payment was received on xx/xx/2020. The payment applied was applied on xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx63. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in collection. According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 4 months. The last payment was received on xx/xx/2020. The payment applied was applied on xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx63. The UPB reflected as per the payment history is in the amount of xx.

The loan was modified on xx/xx/2016 between the borrower xx and xx and Lender xx Services.

The new modified principal balance is in the amount of xx with interest rate starting at 5.000 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2016. The maturity date is xx/xx/2056.

As per comment dated xx/xx/2019, the reason for default is illness of borrower. The property is owner occupied.
As per comment dated xx/xx/2020, the borrower’s wife lost her due to COVID-19 impact.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed bankruptcy under chapter- 7 with the case# xx on xx/xx/2015. The case was dismissed on xx/xx/2015 and terminated on xx/xx/2015.	The loan was modified on xx/xx/2016 between the borrower xx and xx and Lender xx Services.
The new modified principal balance is in the amount of xx with interest rate starting at 5.000 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2016. The maturity date is xx/xx/2056.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. Lender name is xx xx. Amount of xx is xx
No active liens and judgments found open.
2019 combined taxes 1st and 2sn installments are paid in the amount of $xxx prior delinquency found regarding taxes.
Review of payment history shows that the borrower is making payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxxat was applied for the due date of xx/xx/2020. The next payment is due on xx/xx/2020. As per payment history, the current UPB is xx.	Collections Comments: The loan is performing. The last payment was received on xx/xx/2020 in the amount of $xxxat was applied for the due date of xx/xx/2020. The next payment is due on xx/xx/2020. As per payment history, the current UPB is xx. The loan has not been modified yet since origination. No bankruptcy and foreclosure activities have been found. The borrower wants to keep the subject property. The borrower xx has its own business "xx" for 80 months. The co-borrower xx is working with xx for 22 years as an operator. The Co borrower xx also has its own business "xx." for 8 years and 8 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan does not qualify for a safe harbor level of compliance with the qualified xx rule as the loan is failed for QM safe Harbor threshold test as APR (6.456%) is exceeded APOR (6.070%) by 0.386%. The APR threshold is 6.070% and the subject loan is escrowed one.

Qualified xx Safe Harbor Threshold: FAIL Charged: 6.456% Allowed: 6.070% Over by: +0.386%"	* Higher Price xx Loan (Lvl 2) "This loan failed the higher-priced xx loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced xx loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced xx loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced xx loans even if the additional conditions are met.

								Higher-Priced xx Loan Test: FAIL Charged: 6.456% Allowed: 6.070% Over by: +0.386%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Not Applicable
Review of payment history shows that the borrower is making payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxxat was applied for the due date of xx/xx/2020. The next payment is due on xx/xx/2020. As per payment history, the current UPB is xx.
Collections Comments:The loan is performing. The last payment was received on xx/xx/2020 in the amount of $xxxat was applied for the due date of xx/xx/2020. The next payment is due on xx/xx/2020. As per payment history, the current UPB is xx. The loan has not been modified yet since origination. No bankruptcy and foreclosure activities have been found. The borrower is working with xx Publishing xx. as an Owner/Publisher for 53 months. The borrower is self-employed.

Update:-

No additional information has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final CD dated xx/xx/2019 is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/1993 with the Book/Page# xx. The chain of assignment has been complete. The loan is currently assigned withxx, As Trustee of xx xx A which was recorded on xx/xx/2018. There are no judgments and liens against the borrower and the subject property. The xx 2nd installment taxes for the year of 2020 have due in the amount of $xxxe xx 1st installment taxes for the year of 2020 have been paid in the amount of $xxx delinquent taxes have been found for the prior year.	The review of payment history as of xx/xx/2020 the borrower is regular with his payments and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The current P&I $xxx and the rate of interest is 4.500%. As per the payment history, the current UPB is in the amount of xx.	Collections Comments:As per the review of the servicing comment as of date is xx/xx/2020 shows that the loan is in collection. The borrower is regular with his payments and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The current P&I $xxx and the rate of interest is 4.500%. As per the payment history, the current UPB is in the amount of xx.
As per the collection comment dated xx/xx/2018, the reason for default is Curtailment of income and the borrower 1 and borrower 2 had divorced.
According to the modification agreement, the loan was modified on xx/xx/2018 between the borrower xx And xx with the servicer  xx Services. xx. As per the modified term, the new principal balance is xx. The borrower promises to pay P&I in the amount of $xxx with an interest rate of 4.500%, beginning from xx/xx/2018. The maturity is xx/xx/2023. The amount of $xxx46 will be written off which constitutes a forgiveness of debt. The modification has Balloon provision and balloon payment amount is xx.

A review of the collection comment shows no indication of post-closing foreclosure activity. No information pertaining to bankruptcy has been found.
According to the collection comments, the borrower intends to keep the property. The subject property is owner occupied. There are no comments found related to the subject property condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# on xx/xx/2003. The last date of filing was on xx/xx/2006. The debtor was discharged on xx/xx/2006 and the case was terminated on xx/xx/2006. Unable to open other documents on xxx.	According to the modification agreement, the loan was modified on xx/xx/2018 between the borrower xx And xx with the servicer xx Services. xx. As per the modified term, the new principal balance is xx and the interest bearing amount is xx. The borrower promises to pay P&I in the amount of $xxx with an interest rate of 4.500%, beginning from xx/xx/2018. The maturity is xx/xx/2023. The amount of $xxx46 will be written off which constitutes a forgiveness of debt. The modification has Balloon provision and balloon payment amount is xx. The loan has been modified twice since origination.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
xx Insurance
Notice of Servicing Transfer
Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Itemization of fees and estimated HUD-1 are also missing from the loan file."
* Lost Note Affidavit (Lvl 3) "Lost note affidavit was found in the loan file located at " xx" stating that original note was misplaced, lost or destroyed. A Copy of Note is located at” xx”."	* Application Missing (Lvl 2) "The final loan application is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is FHA. The lender requires the xx insurance certificate. However, xx insurance certificate is missing from loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in “Washington” State. The following disclosures are missing in the loan file.
1. Construction Lien Disclosure
2. xx Loan Servicing Disclosure
3. Choice of Insurance Notice
4. PurxxxMoney Residential xx Loan Closing Valuation Disclosure
5. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."										Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 which was recorded on xx/xx/2003 with xx, L.L.C.

The chain of assignment has not been completed. The assignment should be withxx, As Trustee of xx xx A.
There is no judgment/lien has been found against the borrower/property.
xx annual taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019.
No delinquent taxes have been found for the prior years.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The borrower is current with the loan. According to the payment history as of xx/xx/2020, the last payment received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is excessive obligations. The subject property has been occupied by the owner. No comments have been found for damages or repairs. No comments have been found for covid-19.

Update:-
As per the collection comment dated xx/xx/2022, the reason for default is job loss and having been out of work for 3 months.
No additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-7 with the case# xx on xx/xx/2005. The schedule D of xxx does not shows any unsecured portion. The case was discharged on xx/xx/2005 and fully terminated on xx/xx/2005.	According to the modification, the loan was modified on xx/xx/2016 in between the borrowerxxx and Wieslawa Pavlo and lender xxx, xx. The new modified principal balance per modification is in the amount of xx with interest rate starting at 2.500 % and borrower promises to pay P&I in the amount of $xxx beginning on xx/xx/2016. The maturity date reflects per modification is xx/xx/2033.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 which is in the favor of xx xxx, xx The assignment has been completed which is withxx, As Trustee of xxx xx xx a. As per updated title report, there are multiple state tax liens in the favor of xx, Tax Collector of the xx of xx in the total amount of xxx which were recorded on the different dates. There are three civil judgments against the borrower, the first was recorded on xx/xx/2011 in the amount of $xxxich is in the favor of xx. The second was recorded on xx/xx/2012 in the amount of xx which is in the favor of xx. The third was recorded on Judgment) xx/xx/2019 in the amount of xx which is in the favor of xxx xx. The first and second installment xx taxes have been paid in the amount of xxx. No prior year delinquent taxes have been found.	The review of payment history as of xx/xx/2020 shows that the borrower is current with the loan payments and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied to xx/xx/2020. The current P&I is $xxx and PITI is $xxx. The UPB in the payment history tape data is reflected in the amount of xx.	Collections Comments:The collection comments review states that the loan status is performing. The review of payment history as of xx/xx/2020 shows that the borrower is current with the loan payments and the next due date is xx/xx/2020. As per comments dated xx/xx/2020, the RFD is curtailment of income . NO BK records found. No foreclosure activity found. The loan has been modified once since origination. As per comments dated xx/xx/2020, the property has been owner occupied and the borrower is intent to keep the property. The property condition is unable to be determined and there are no comments reporting regarding the damage or estimated repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing from the loan files."
* Cash out purxxx(Lvl 2)     "The subject loan is purchase. Final HUD-1 shows cash to in the amount of $xxx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The CE result is moderate as this loan failed the TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test:Result FAIL Loan Data 0.000% Comparison Data 7.042% Variance -7.042%.
This loan failed the TILA APR test.
The annual percentage rate (APR) is 7.042%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is Missing from the loan files."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As the property is located in CA state, so the settlement date of xx/xx/2001 different than the origination date of xx/xx/2001."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx. A xx " for the amount of xx which was recorded on xx/xx/2005.
The chain of assignment has not been completed. Currently, the assignment is fromxx As trustee of xxx xx xx which was recorded on xx/xx/2016. There is a gap in assignment from the lender xx as nominee for xxx. A California xx to U.S. xx xxx which was recording on xx/xx/2015.
No active judgments or liens found against the subject property or borrower.
First and second installments of xx taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019 and $xxxxx/xx/2020.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is current with the loan and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx58 which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx58 and interest rate is 4.750%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx58 which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx58 and interest rate is 4.750%. The loan was modified. The prior loan has been modified on xx/xx/2008 and xx/xx/2010. The loan was modified thrice since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2017 between the borrower "xx and xx" and lender "xx”. As per the modified terms, the new principal balance is xx. The principal forgiven balance is $xxx. The borrower has promised to pay in the amount of $xxx58 with the interest rate of 4.750% beginning on xx/xx/2017 till maturity date of xx/xx/2036. As per notice of default document located on “xx”, the foreclosure was initiated in 2007 and the complaint was filed on xx/xx/2007. However, the foreclosure was put on hold due to loss mitigation. No further details have been found regarding the foreclosure. The borrower did not file bankruptcy. The subject property is owner occupied. The reason for default is unable to be determined. The borrower intends to keep the property. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Foreclosure Comments:As per notice of default document located on “xx”, the foreclosure was initiated in 2007 and the complaint was filed on xx/xx/2007. However, the foreclosure was put on hold due to loss mitigation. No further details have been found regarding the foreclosure.
Bankruptcy Comments:Not Applicable	The loan was modified thrice since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2017 between the borrower "xx and xx" and lender "xx”. As per the modified terms, the new principal balance is xx. The principal forgiven balance is $xxx. The borrower has promised to pay in the amount of $xxx58 with the interest rate of 4.750% beginning on xx/xx/2017 till maturity date of xx/xx/2036.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan files."	* Application Missing (Lvl 2) "Final Application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosure are missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private xx Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx, in favor of xx as nominee for Service xx Underwriters, xx., recorded in Instrument# | Book/Page#xx. The chain of assignment has not been provided. There is junior xx on the subject property dated xx/xx/2008 and recorded on xx/xx/2008 in the amount of xx which is in the favor of xx NA. The third installment village taxes of 2020 have been due in the amount of $xxxsecond installment school taxes of 2020 have been paid in the amount of $xxxfirst installment town taxes of 2020 have been paid in the amount of $xxxor year delinquent taxes have been found.	As per the review of payment history as of xx/xx/2020, the borrower is current with the loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for due date xx/xx/2020. The current P&I is in the amount of $xxxcurrent PITI is in the amount of $xxx an interest rate of 4.625%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments: The loan is currently in bankruptcy. As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for due date xx/xx/2020. The current P&I is in the amount of $xxxcurrent PITI is in the amount of $xxx an interest rate of 4.625%. The current UPB reflected as per the payment history is in the amount of xx. The reason for default is death of borrower and curtailment of income. The subject property has been occupied by the owner. The borrower's intention is to keep the property. The Loan modification agreement was made on xx/xx/2019, between the borrower “Jody A xx” and the lender “xx”, beginning from xx/xx/2019 till the maturity date of xx/xx/2037. The new principal balance stated in the Modification is in the amount of xx.The deferred principal balance is $xxxerest bearing principal balance is xx. The interest rate is 4.625 % and P&I is $xxxification contains the balloon provision. According to the xxx, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2017. The POC was not filed. As per order confirming chapter 13 plan dated xx/xx/2017 the debtor (shall/ supposed to) pay the trustee $xxx1 to 60 months. The schedule D of xxx does not contain any unsecured portion.
Foreclosure Comments: The foreclosure was initiated.The file was refer to attorney on xx/xx/2018.However no further details are found related to foreclosure.
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2017. The POC was filed on xx/xx/2017 with the secured claim in the amount of xx and the arrearge in the amount of xx. As per order confirming chapter 13 plan dated xx/xx/2017 the debtor (shall/ supposed to) pay the trustee $xxx1 to 60 months. The bankruptcy motion was filed on xx/xx/2018. The schedule D of xxx does not contain any unsecured portion.	The Loan modification agreement was made on xx/xx/2019, between the borrower “xx” and the lender “xx”, beginning from xx/xx/2019 till the maturity date of xx/xx/2037. The new principal balance stated in the Modification is in the amount of xx. The deferred principal balance is $xxxerest bearing principal balance is xx. The interest rate is 4.625 % and P&I is $xxxification contains the balloon provision.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
								* TIL not hand dated (Lvl 2) "The TIL Document is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per review of updated title report dated xx/xx/2020, the subject xx was originated on xx.xx which was recorded on xx/xx/2004 with xx xx Company, xx.
The chain of assignment has been completed. Currently, the assignment is withxx, As Trustee of xxx xx xxx A which was recorded on xx/xx/2016.
the taxes for the subject property were forfeited to the xx of State Lands for non-payment of property taxes, for the tax year xx-xx-1999. It was recorded on xx/xx/2002. The taxes are release and quitclaim unto the said xx and their heirs and assigns forever all rights, title and interest acquired under forfeited, sale or condemnation for taxes.
Annual taxes for the year of 2019 have been paid in the amount of $xxxrior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2020. The UPB is xx. The current P&I is $xxxPITI is $xxx	Collections Comments:The present status of the loan is in performing and the payment is due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2020. No records for foreclosure and bankruptcy have been found. The RFD is curtailment of income. The borrower intends to keep the property. As per the comment dated xx/xx/2020, the property is vacant with secured condition. No repairs and damages have been found. No comments have been found stating the borrower’s income has been impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower Maybell Butler and the lenderxx, As Trustee of xxx xx xxx A on xx/xx/2017.
The UPB is xx. The borrower promises to pay P&I in the amount of $xxx an interest rate of 5.000%, beginning from xx/xx/2017. The maturity is xx/xx/2027. There is a forgiven amount of $xxxis a deferred balance in the amount of $xxx	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "The proeprty is located in AR state that has a unlimited assignee liability for high cost loans and HUD-1/FCD is missing to test the complaince."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report from origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx.xxAn Indiana xx in the amount of xx, which was recorded on xx/xx/1999.
The chain of the assignment has been completed. The latest assignment is with xx
xx xxx, xx As Trustee of xxx xx xxx A which was recorded on xx/xx/2016.
There are two  Writ of Fieri Facias judgment against the borrower xx and the subject property in the favor of same xx & xx, the first in the amount of $xxx was recorded on xx/xx/2015 and the second in the amount of $xxx was recorded on xx/xx/2017.
Parcel#xx
Annual combined taxes for the year of 2019 have been paid on xx/xx/2019 in the amount of $xxxel#xx
Annual combined taxes for the year of 2019 have been paid on xx/xx/2019 in the amount of $xxxrior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxxh includes P&I $xxx the rate of interest 4.625%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the borrower is performing with the loan. According to a review of the payment history as of xx/xx/2020, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxxh includes P&I $xxx the rate of interest 4.625%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.
The loan has been modified twice since origination, the last time loan was modified on xx/xx/2019 with the modified UPB xx.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the review of the servicing comments, the foreclosure sale date was scheduled on xx/xx/2018 with the maximum bidding amount of xx; however, the foreclosure file was put on hold due to the loss mitigation.
Bankruptcy Comments:According to the xxx report, the borrower  “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2018. No comment has been found indicating a cram-down.  The last filing date of bankruptcy was xx/xx/2018. The debtor was dismissed on xx/xx/2018 and the case was fully terminated on xx/xx/2018.

The Loan modification agreement was made on xx/xx/2019, between the borrower and the lender. The borrower promises to make a monthly payment of $xxx the rate of interest 4.625%, beginning from xx/xx/2019 till the maturity date of xx/xx/2055. The new principal balance stated in the Modification is in the amount of xx of which xx sxxbe deferred. Hence, the interest bearing amount is xx. The amount of $xxxbeen forgiven. The loan has been modified twice since origination.
Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "HOEPA High-Cost xx Points and Fees Threshold Test: FAIL Charged $xxxwed $xxx By +$xxx loan failed the HOEPA high cost xx points and fees threshold test. ( 12 CFR §1026.32(a)(1)(ii) , transferred from 12 CFR §226.32(a)(1)(ii) as enacted in 1995, and amended in 2001) The total points and fees payable by the consumer at or before loan closing is $xxxxceeds the greater of 8 percent of the "total loan amount" of xx (as defined in the official commentary to paragraph 32(a)(1)(ii)), or $xxxIncluded - Loan Origination Fee $xxxan Discount Fee $xxxcessing Fee $xxxerwriting Fee $xxxministration Fee $xxxcument Preparation Fee $xxx Related Service Fee $xxxAttorney's Fee $xxx Title Courier Fee $xxx"	* Lost Note Affidavit (Lvl 3) "Lost-note affidavit dated xx/xx/2013 was found at location " xx" showing original note was misplaced, lost or destroyed. Copy of Note is also located in the same file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Critical	Fail	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2020, the subject xx has originated on xx.P. Limited Partnership.
The chain of assignment is not complete the current assignee is with xx, NA. Missing the assignment to xx, As Trustee of xxx xx xx A.
Active judgments and liens
There is child support lien recorded on xx/xx/2001 in the amount of $xxxthe favor of xx.
There is child support lien recorded on xx/xx/2009 in the amount of $xxxthe favor of xx.
There is child support lien recorded on xx/xx/2010 in the amount of $xxxthe favor of xx.
There is state tax lien recorded on xx/xx/2010 in the amount of $xxxin the favor of State of xx.
There are 2 state tax lien recorded on xx/xx/2017 in the amount of $xxxcond recorded on xx/xx/2007 in the amount of $xxxthe favor of Div of taxation.
There is state tax lien recorded on xx/xx/2011 in the amount of $xxx the favor of Div of youth & Family Services.
There is state tax lien recorded on xx/xx/2011 in the amount of $xxx the favor of Div of wage & hour compliance.
There are 2 state tax lien recorded on xx/xx/2016 in the amount of $xxxcond recorded on xx/xx/2007 in the amount of $xxxn the favor of Div of Unemployment & Dis Ins.
There are 2 state tax liens recorded on xx/xx/2014 in the amount of $xxxcond recorded on xx/xx/2007 in the amount of $xxxthe favor of Div Revenue and Enterprise Services.
Third and fourth Quarter taxes of 2020 issued July is not yet generated. The other annual tax is due in the amount of $xxx the tax note property is subject to tax sale on xx/xx/2020 for miscellaneous sewer special assessment of 100 open plus penalty.
There are 5 criminal judgments recorded against the borrower. First recorded on xx/xx/2003 in the amount of xx in the favor of State of New Jersey; xx of Passaic. Second recorded on xx/xx/2003 in the amount of $xxxthe favor of Department of community affairs. Third recorded on xx/xx/2008 in the amount of $xxx the favor of State of New Jersey xx.  Fourth recorded on xx/xx/2010 in the amount of xx in the favor of State of New Jersey Treasurer.  Fifth recorded on xx/xx/2010 in the amount of xx in the favor of State of New Jersey Treasurer.
Additionally, the title searcher noted that xx is the only one left in title and that the tax report shows property subject to tax sale on xx/xx/2020.	The payment history dated xx/xx/2020 reflects the loan is current and next due for the xx/xx/2020 payment. The last payment was received on xx/xx/2020 and was applied to the due date of xx/xx/2020. The current UPB per the payment history is in the amount of xx.	Collections Comments:As per the servicing comments the loan is performing. The payment history dated xx/xx/2020 reflects the loan is current and next due for the xx/xx/2020 payment. The last payment was received on xx/xx/2020 and was applied to the due date of xx/xx/2020. The current UPB per the payment history is in the amount of xx.

The modification agreement made on xx/xx/2017 between xx andxx. with a new principal balance amount in the amount of xx to be paid at a fixed rate of 3.5% and P&I payment of $xxx beginning xx/xx/2017 until the maturity date of xx/xx/2040. The amount of $xxx will be written off which constitutes a forgiveness of debt.  There is a balloon payment in the amount of xx to paid at the time of maturity.  The file also contains a Deed dated xx/xx/2013 removing xx from Title.

The loan is performing.  Per Updated Title Report dated xx/xx/2020 the subject xx reflects a prior foreclosure action with case# xx initiated xx/xx/2013.  An Order correcting defendant's name was entered xx/xx/2013.  Notice of Partial Dismissal and Rexx for Default were filed xx/xx/2014.  Order entering Default was signed xx/xx/2014.  NTC: Foreclosure Dismissal Order xx/xx/2015.  A Motion to Reinstate Case was filed xx/xx/2016.  Order Vacating Dismissal was signed xx/xx/2016.  The Title Searcher noted a Defect with the xx (xx Complaint) the defect is noted as the Case Dismissed/Closed stating no release found.  A new Complaint is showing  Foreclosure filed on xx/xx/2013 and recorded on xx/xx/2016 with Instrument#xx.  The loan was modified on xx/xx/2017 bringing the loan current.  A De-Acceleration Letter was not located in the file.
Foreclosure Comments:Per Updated Title Report dated xx/xx/2020 the subject xx reflects a prior foreclosure action with case#xx initiated xx/xx/2013.  An Order correcting defendant's name was entered xx/xx/2013.  Notice of Partial Dismissal and Rexx for Default were filed xx/xx/2014.  Order entering Default was signed xx/xx/2014.  NTC: Foreclosure Dismissal Order xx/xx/2015.  A Motion to Reinstate Case was filed xx/xx/2016.  Order Vacating Dismissal was signed xx/xx/2016.  The Title Searcher noted a Defect with the xx (xx Complaint) the defect is noted as the Case Dismissed/Closed stating no release found.  A new Complaint is showing  Foreclosure filed on xx/xx/2013 and recorded on xx/xx/2016 with Instrument#xx.  The loan was modified on xx/xx/2017 bringing the loan current.  A De-Acceleration Letter was not located in the file.
Bankruptcy Comments:Not Applicable	The modification agreement made on xx/xx/2017 between xx andxx. with a new principal balance amount in the amount of xx to be paid at a fixed rate of 3.5% and P&I payment of $xxx beginning xx/xx/2017 until the maturity date of xx/xx/2040. The amount of $xxx will be written off which constitutes a forgiveness of debt. There is a balloon payment in the amount of xx to paid at the time of maturity. The file also contains a Deed dated xx/xx/2013 removing xx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement xx Insurance Notice of Servicing Transfer Origination Appraisal	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State (New Jersey) which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud along with estimated hud and itemization of finance charge is missing in the loan file."	* Application Missing (Lvl 2) "Final application along with the initial application is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "xx insurance certificate is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Origination appraisal is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The service transfer disclosure is missing in the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated and recorded on xx/xx/1999, in the amount of xx, in favor of xx as Trustee for xx Trust recorded in Instrument# | Book/Page#xx.
The chain of assignment has been completed. The latest assignment is withxx, as Trustee of xxx xx xx A.
No active mortgages, liens, and judgments have been found.
Annual xx taxes for the year 2020 have been paid on xx/xx/2020 in the amount of $xxx	As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 7.625%. The current UPB reflected as per the payment history is in the amount of xx.
Collections Comments: The current loan status is performing. As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 7.625%. The current UPB reflected as per the payment history is in the amount of xx.
The loan was modified on xx/xx/2017 between the borrower xx andxx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 7.625% and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2017. The maturity date as per modification is xx/xx/2025. This loan was modified once.
The reason for default is excessive obligations. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No comments have been found regarding Covid-19 impact.

Foreclosure Comments:As per the review of collection comments, the foreclosure was initiated in 2019. The file was referred to an attorney on xx/xx/2019. The FC file was closed on xx/xx/2019 due to reinstatement.
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2006. The POC was filed on xx/xx/2006 with secured claim in the amount of xx and the arrearage amount of $xxx48. The plan was confirmed on xx/xx/2006. The debtor was supposed to pay the trustee $xxxr 60 months under Chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. There is no comment indicating a cram-down. The bankruptcy was discharged on xx/xx/2009.	The loan was modified on xx/xx/2017 between the borrower xx andxx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 7.625% and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2017. The maturity date as per modification is xx/xx/2025. This loan was modified once.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020 the subject xx was originated on xx.00 which was recorded on xx/xx/2007 with instrument#xx.

The Chain of Assignments has not been completed. Currently, the assignment of xx is with xx xxx, xx xx Servicing, L.P. xx. However, it should be done withxx, As Trustee of xxx xx xx A.

There is a Federal tax (IRS lien) against borrower xx. The lien in the favor of Department Of The xx in the amount of $xxxch was recorded on xx/xx/2010.

The xx 1st and 2nd installment taxes for the year 2019 have been paid in the amount of $xxx $xxxxx/xx/2019 and xx/xx/2020. No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected is in the amount of xx. The borrower has been making payments as per the modification agreement.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected is in the amount of xx. The borrower has been making payments as per the modification agreement. According to the modification agreement, the loan was modified on xx/xx/2016, between the borrower xx and xx xxx, NA. The reason for default is unable to be determined from the latest collection comments. No comments found regarding the bankruptcy or foreclosure in recent collection comments. There are no comments found related to the subject property condition. There are no comments found related to the borrower’s income impacted by COVID-19.

Update:-
As per the collection comment dated xx/xx/2024, the borrower filed bankruptcy under Chapter 7 with case #xx. As per the collection comment dated xx/xx/2024, the bankruptcy was discharged on xx/xx/2024 and case closed on xx/xx/2024.
No additional information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-7 with case#xx on xx/xx/2011. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; therefore, there is an unsecured portion of xx. The case was discharged on xx/xx/2011 and terminated on xx/xx/2011. The final decree was filed on xx/xx/2011. The last filing date was xx/xx/2011.	According to the modification agreement, the loan was modified on xx/xx/2016, between the borrower xx and xx xxx, NA. The new modified principal balance is in the amount of xx with interest rate starting at 2.000% and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2016. The maturity date is xx/xx/2054. The loan was modified three times from the origination.

The modification agreement has three steps, 1st step beginning from date xx/xx/2016 with the interest rate 2.000% and P&I of $xxx, 2nd step beginning from date xx/xx/2019 with the interest rate 3.000% and P&I of $xxx, and 3rd step beginning from date xx/xx/2020 with the interest rate 3.500% and P&I of $xxx.	Affiliated Business Disclosure	2: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per the note, the loan was originated on xx. However, the final HUD-1 shows the settlement date is xx/xx/2007."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. The chain of the assignment has been completed. Currently, the xx is withxx as Trustee of xxx xx A which was recorded on xx/xx/2019. There is an active civil judgment in the favor of xxin the amount of $xxxch was recorded on xx/xx/2013. The annual installment of combined jurisdiction tax for the year 2019 has been paid in the amount of $xxxxx/xx/2019. No delinquent taxes have been found for the prior year.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected is in the amount of xx. As per the comment dated xx/xx/2019 the reason for default is curtailment of income. No comments have been found regarding foreclosure in the latest servicing comments. No comments have been found regarding bankruptcy in the latest servicing comments. The subject property has been occupied by the owner. The latest BPO is not available. Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization documents are missing from the loan file."
* Missing HELOC Disclosures (RESPA) (Lvl 3) "HELOC disclousure is missing from the loan file."	* Application Missing (Lvl 2) "Final application /1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located North Carolina state. The following state disclosures are missing from the loan file.  1.Amortization Schedule Disclosure 2.Credit Property Insurance Disclosure 3.Fee Agreement 4.Priority of Security Instrument Disclosure 5.Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable

Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.38 which was recorded on xx/xx/1999 with “xx.”.
The chain of assignment is completed as the current assignee isxx, As Trustee of xxx xx xx A, which was recorded on xx/xx/2017.
 There is civil Judgment against the borrower “xx” in the amount of $xxxich was recorded on xx/xx/2016 in the favor of xx”.
The xx taxes for 2019 have been paid off in the amount of $xxxxx/xx/2019.
No prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 5.00% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history reflects current UPB in the amount of xx and deferred balance is $xxx81.	Collections Comments:Comment:
xx_comment history_xx
As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 5.00% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history reflects current UPB in the amount of xx and deferred balance is $xxx81.
The comments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.
No comments have been found regarding foreclosure proceedings.
As per xxx report borrower did not file bankruptcy since loan origination.
The comment dated xx/xx/2019 shows that reason for default is excessive obligation. Same comment shows that borrower’s intention is keep property. No visible damages were reported.
Unable to determine that occupancy status of subject property.

Update:-

No additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Note
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUd-1 or Itemization are missing from the loan file."
* Lost Note Affidavit (Lvl 3)     "Lost Note Affidavit has been found in the loan file located at “xx ”, which states that the original Note has been lost or misplaced."
* Note is missing or unexecuted (Lvl 3) "The loan was originated on xx. Lost Note Affidavit has been found in the loan file located at “xx”, which states that the original Note has been lost or misplaced. Subject loan is modified on xx/xx/2011."	* Application Missing (Lvl 2) "Final Application is missing from loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "TIL is missing from loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of loan origination is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located in Georgia State. However below State Disclosures are missing from loan file;
1) Disclosure of Additional Fees
2) Waiver of Borrowers Right sand Closing Attorney Affidavit (not required by law but provided as a matter of custom)"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer document is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business disclosure is missing from loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per review of updated title report dated xx/xx/2020 the subject xx was originated on xx.53 in favor of xx Services, xx which was recorded on xx/xx/2005 under instru#xx.
There is one state tax judgment against the name of borrower in the amount of $xxxin favor of State of NC which was recorded on xx/xx/2010.

The chain of assignment has been completed as the xx is currently with the current assigneexx FNB, As Trustee of xxx xx xx A.
The annual combined taxes have been paid in the amount of $xxx prior year delinquent taxes have been found.	As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 9.130% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB reflected is in the amount of xx and the deferred balance is $xxx53.	Collections Comments:The loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 9.130% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB reflected is in the amount of xx and the deferred balance is $xxx53.
No evidences have been found regarding foreclosure proceedings.
As per comment dated xx/xx/2017 the reason for default is excessive obligations.
The property is owner occupied and no visible damages were reported.
As per xxx report the borrower has not filed bankruptcy since loan origination.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. As per provided tape data the property is manufactured house. However, appraisal report at origination is missing from the loan file. The ALTA 7 Endorsement is not attached with the final title policy. The VIN number is not available with the legal description of recorded xx. The latest Tax Report shows that property type is manufactured home and shows the separate assessment for land and building. Tax report shows the land value as xx and building value as xx. However, the Affidavit of Affixation is not available in the loan file. Therefore, we are unable to verify whether the subject property has been attached to the land or not."	* Lost Note Affidavit (Lvl 3) "The lost Note Affidavit is located at “xx” which states that original Note has been lost or destroyed. However the true copy of Note is available in the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Service Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.13 with the lenderxx.
The chain of assignment has been completed. The latest assignment is withxx, As Trustee of xxx xx xx A which was recorded on xx/xx/2017.
There is a renewed judgment active against borrower in favor of “xx" which was recorded on xx/xx/2004. However, the amount is not available.
There is a civil judgment in the amount of xx in the favor of “xx" which was recorded on xx/xx/2015.
There is a civil judgment in the amount of $xxxthe favor of “xx" which was recorded on xx/xx/2020.
The annual installment of combined jurisdiction tax of 2019 has been paid in the amount of $xxxxx/xx/2020.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected is in the amount of xx.
As per the comment dated xx/xx/2019 the reason for default is slow work.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
As per the comment dated xx/xx/2019, the subject property has been occupied by unknown party. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "Application / 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas. The following disclosures are missing from the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Choice of Insurance Notice
5. Collateral Protection Insurance Disclosure
6. Non-Deposit Investment Product Disclosure Are there any promotional materials?
7. Insurance Solicitation/Post Commitment Requirement
8. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx with “xx” which was recorded on xx/xx/2004.
 The chain of assignment has been completed. The current assignment is with “xx, As Trustee of xxx xx xxx A” which was recorded on xx/xx/2017.
There is one municipal lien against the subject property in the favor of xx for the amount of $xxx was recorded on xx/xx/2019.
There is complaint of civil action against the borrower “xx” in the favor of “xx” which was recorded on xx/xx/2018.
Borough annual tax for the year 2020 has been paid in the amount of $xxx/xx/2020.
xx annual tax for the year 2020 has been paid in the amount of $xxx/xx/2020.
School annual tax for the year 2019/2020 is paid in the amount of $xxx/xx/2019.
Utilities annual tax for the year 2018 is delinquent in the amount of $xxx is good through by xx/xx/2020.
According to the latest payment history as of xx/xx/2020, the loan is currently performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx) which was applied for the due date of xx/xx/2020. The UPB as per the payment history is reflected in the amount of xx. The current interest rate is 6.000% and P&I is $xxx	Collections Comments:The loan is currently performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx) which was applied for the due date of xx/xx/2020. The UPB as per the payment history is reflected in the amount of xx. The current interest rate is 6.000% and P&I is $xxxing to comment dated xx/xx/2018, the trial plan was offered to the borrower. However, the comment dated xx/xx/2019, the borrower was failed to complete plan. According to comment dated xx/xx/2019, the trial plan was offered to borrower which was due from xx/xx/2019 for the amount of $xxxmment dated xx/xx/2019 states that the trial plan has been completed. The comment dated xx/xx/2019 states that the modification has been completed. The first payment was due on xx/xx/2019. The loan was modified on xx/xx/2019. According to modified terms, the new principal balance is xx out of which the deferred principal balance is $xxx the interest bearing amount is reflected as xx. Borrower promises to pay P&I in the amount of $xxx the modified interest rate of 6.000% beginning from xx/xx/2019 till the maturity date of xx/xx/2049. No foreclosure/bankruptcy activity has been found.
According to comment dated xx/xx/2018, the reason for default is curtailment of income. The comment dated xx/xx/2019 states that the subject property is owner occupied. The borrower intends to keep the property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between Borrower “xx” and “xx, As Trustee of xx, By xx, xx As Servicer And Attorney In Fact” Lender on xx/xx/2019. According to modified terms, the new principal balance is xx out of which the deferred principal balance is $xxx the interest bearing amount is reflected as xx. Borrower promises to pay P&I in the amount of $xxx the modified interest rate of 6.000% beginning from xx/xx/2019 till the maturity date of xx/xx/2049.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	3: Curable	* Lost Note Affidavit (Lvl 3) "Lost note affidavit has been found in the loan file located at “xx” which states that the original note has been lost or misplaced. However, duplicate copy of note is available in the loan file."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the Borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2020, Subject xx was originated on xx.18 which is in the favor of xx Services, xx.
The chain of assignment has not been completed as it is with the xx as nominee for xx, xx; however, it should be with thexx, As Trustee of xxx xx xx a.
There is a senior xx originated on xx.00 which is in the favor of xx.
The combined annual taxes of 2019 have been paid in the amount of $xxx prior year delinquent taxes have been found.
Tax printout is not available and information was obtained over the phone.
The review of payment history as of xx/xx/2020,shows that the borrower has been current with the loan payments and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx31 which was applied to xx/xx/2020. The current P&I is $xxx and PITI is $xxx31. The UPB in the payment history tape data is reflected in the amount of xx.	Collections Comments:As per comments dated xx/xx/2019, the RFD is Excessive obligation.
As per comments dated xx/xx/2020, the property has been owner occupied and the borrower is intent to keep the property.
As per comments dated xx/xx/2018, the foreclosure was initiated and the file was referred to an attorney on 1017/2018 and the comments dated xx/xx/2019, the FC is on hold due to loss mitigation.The loan has been modified once since origination.
No bankruptcy records found.
The current property condition is unable to be determined with no damage or repair related comments found.

Foreclosure Comments:As per comments dated xx/xx/2018, the foreclosure was initiated and the file was referred to an attorney on 1017/2018 and the comments dated xx/xx/2019, the FC is on hold due to loss mitigation.
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2019 between the lender and the borrower. As per modified terms the borrower promises to pay the modified balance of xx. The payments were started from xx/xx/2019 with the interest rate of 4.875 % and the P&I of $xxx. The new maturity date is xx/xx/2023. This modification does not contain balloon provision.	Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Kentucky State. The following required state disclosures are missing from the loan file.
1. Insurance Sales
2. Fair Housing Notice
3. Homeownership Protection Center Disclosures
4. Notice of Free Choice of Agent or Insurer
5. VA Application Disclosure
6. Choice of Settlement Agent Disclosure
7. Disclosure of Charges For Appraisal or Valuation
8. Copy of Appraisal or Statement of Appraised Value
9. Affiliated Business Disclosure"
								* ROR not hand dated by borrower(s) (Lvl 2) "The ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2020 the subject xx was originated on xx.xx, withxx..

The chain of assignment has been completed. The loan is currently assigned withxx as trustee of xxx xx xxx A.
No active judgments or liens have found.
1st and 2nd installment xx taxes for the year of 2019-2020 have been delinquent total in the amount $xxx is good through till xx/xx/2020.

The review of updated payment history as of xx/xx/2020, the borrower has been current with the loan and the next due date of payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh applied for xx/xx/2020. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in Performing State and next due date for the payment is xx/xx/2020.
The review of updated payment history as of xx/xx/2020, the borrower has been current with the loan and the next due date of payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh applied for xx/xx/2020. The UPB reflected as per the payment history is in the amount of xx.
As per the servicing comments, current occupancy of the subject property is unable to be determined. No damages or repairs are found.

Update:-

As per the collection comment dated xx/xx/2024, the foreclosure was initiated. As per the collection comment dated xx/xx/2024, the foreclosure has been cancelled and the reason is reinstatement.
No additional information has been found.

Foreclosure Comments:As per the servicing comments, the foreclosure was initiated and  referred to an attorney xx/xx/2019.The sale was scheduled on xx/xx/2020, however the sale was canceled and the foreclosure was dismissed on xx/xx/2019 due to loan reinstatement.
Bankruptcy Comments:Not Applicable	The AOT agreement was made between (borrower)xx and xx and (Lender)xx on xx/xx/2011. The borrower promises to pay the new UPB in the amount of xx with interest rate starting at 5.350% and the modified P&I is in the amount of $xxxnning from xx/xx/2011 till the maturity date xx/xx/2051. The amount of deferred balance is $xxx	Credit Application xx Insurance	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is conventional loan. The LTV is xx% and hence the MI certificate is required which is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is missing from the loan files."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.” for the amount of xx which was recorded on xx/xx/2009.
The chain of the assignment has been completed and currently the assignment is withxx, as Trustee of xxx xx xx A which was recorded on xx/xx/2017.
No, any active liens and judgments have been found.
Combined annual taxes for the year of 2019-2020 have been paid in the amount of $xxxxx/xx/2019.
Combined annual taxes for the year of 2019-2020 have been paid in the amount of $xxxxx/xx/2019.
No, any prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with an interest rate of 5.600%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan present status is performing.
According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with an interest rate of 5.600%. The new UPB is reflected in the amount of xx.
The loan was originated on xx. The loan was modified on xx/xx/2015 between the borrower “xx” and lender “xx”. As per the modified terms, the new principal balance is xx. The borrower has promised to pay for the amount of $xxx with an interest rate of 5.500% beginning on xx/xx/2015 till new maturity date of xx/xx/2030.
The borrower did not file bankruptcy yet.
The foreclosure initiated in 2015 and the complaint was filed on xx/xx/2015 with the case#xx. As per the stipulation of dismissal which is located at “xx” shows the complaint has been dismissed due to modification agreement which was made on xx/xx/2015. No, any further details have been found regarding foreclosure details.
The subject property is owner occupied, No, any damage and repairs have been found.
The comments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.

Update:-

No additional information has been found.
Foreclosure Comments:The foreclosure initiated in 2015 and the complaint was filed on xx/xx/2015 with the case# xx. As per the stipulation of dismissal which is located at “xx” shows the complaint has been dismissed due to modification agreement which was made on xx/xx/2015. No, any further details have been found regarding foreclosure details.
Bankruptcy Comments:Not Applicable	The loan was originated on xx. The loan was modified on xx/xx/2015 between the borrower “xx” and lender “xx”. As per the modified terms, the new principal balance is xx. The borrower has promised to pay for the amount of $xxx with an interest rate of 5.500% beginning on xx/xx/2015 till new maturity date of xx/xx/2030.	Notice of Servicing Transfer	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home not Affixed. The appraisal report dated xx/xx/2009 which was located at “xx”, the subject property type is manufactured housing. Also, the appraisal report shows the permanently attached to the subject property. According to the updated title report dated xx/xx/2020, the tax certificate shows the separate tax assessment for land and improvements. Final title policy is located at “xx” does not attached alta-7 endorsement. It is unable to confirm whether subject property is affixed to the land. Affixation affidavit has not been found from the loan files."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA right of rescission test.
This loan failed the HOEPA higher-priced xx loan test.
This loan failed the Vermont high rate loan test.
This loan did not pass the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the HOEPA higher-priced xx loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced xx loan, as defined in
Regulation Z.
While the HOEPA higher-priced xx loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higherpriced
xx loans even if the additional conditions are met.
HOEPA Higher-Priced xx Loan Test: Loan data: 9.764%, Comparison data: 6.050%, Variance: +3.714%
This loan failed the Vermont high rate loan test.
 This loan is a Vermont high rate loan, as defined in the legislation. For more information please see the Vermont High Rate Loan section of the full ComplianceAnalyzer report.
While the Vermont High Rate provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy high right loans even if the additional conditions are met.
This loan did not pass the prohibited fees test.
The Vermont statutes provide that only those fees expressly permitted may be charged.
Vermont xx Lender License Prohibited Fees Test: loan data: $xxx31, Comparison data: $xxxVariance: +$xxx31"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. which was recorded on xx/xx/2007 with Instr | Book/Page#xx .
The chain of assignment has been complete. The loan is currently assigned withxx, As Trustee of xxx xx xx a Its Successors and Assigns which was recorded on xx/xx/2018.

There is a senior xx open against subject property originated on xx.00 with xx recorded on xx/xx/1997 with the Instr | Book/Page#xx. This xx has been recorded prior to the subject xx of xx/xx/2007.

The combined 1st, 2nd, 3rd, 4th installment taxes for the year of 2020 have been paid in the total amount of $xxx delinquent taxes have been found for the prior year.
The review of payment history as of xx/xx/2020 the borrower is making the payment regular and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx70 for the due date of xx/xx/2020. The current P&I $xxx76and the rate of interest is 6.000%. As per the payment history, the current UPB is in the amount of xx.	Collections Comments:The review of the servicing comment as of date is xx/xx/2020 shows that the borrower is performing with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx00 for the due date of xx/xx/2020. The current P&I is $xxx00 and the rate of interest is 4.660%. As per the payment history, the current UPB is in the amount of xx.

As per the collection comment dated xx/xx/2019, the reason for default is borrower forgot to past payment for xx/xx/2019. The borrower intends to keep the property.
A review of the collection comment shows no indication of post-closing foreclosure activity. No information pertaining to bankruptcy has been found.
The occupancy of the subject property is unable to be determined. No comments were indicating damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement is missing from the loan file. This is a conventional fixed rate xx with a P&I $xxx47 with an interest rate of 10.38600 % and a maturity date of xx/xx/2037. The current P&I as per payment history is $xxx76 and rate of interest is 6.000 % with the UPB xx. However, there is a reduction in P&I and interest rate with respect to Note data which seems that there would be a possible modification. The tape data reflects the modification as ‘NO’ and as per tape showing the maturity date xx/xx/2038. No evidence has been found regarding loan modification in the collection comment history. It seems the loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State Massachusetts which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Itemization of fees and estimated HUD-1 are also missing from the loan file."	* Application Missing (Lvl 2) "The final loan application is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file.
1. Lead-Based Paint Disclosure
2. xx Loan Application Disclosure
3. Carbon Monoxide Alarms
4. MA Smoke Detector Certificate
5. Notice of the Specific Reason for Denial of Credit
6. Demonstration and Documentation of Compliance with Borrower’s Interest Requirement."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing in the loan file"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.39 xx as nominee forxx. with Book/Page#xx.
 The chain of assignment is completed.  The latest assignment is toxx, as Trustee of xxx xx xx A recorded xx/xx/2017.
No Active liens and judgments have been found.
The Annual Tax Amount reflects $xxxThe combined taxes are paid on 2019 in the amount of $xxx prior delinquent taxes were found.	The payment history as of xx/xx/2020 reflects the borrower is current and next due for the xx/xx/2020 payment. The last payment was received on xx/xx/2020 and was applied to the xx/xx/2020 payment. The current P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The payment history as of xx/xx/2020 reflects the borrower is current and next due for the xx/xx/2020 payment. The last payment was received on xx/xx/2020 and was applied to the xx/xx/2020 payment. The current P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
According to the xxx report, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2011.  The plan was confirmed on xx/xx/2011.  The case was terminated on xx/xx/2016.  The POC was filed on xx/xx/2011 the POC amount is xx and the arrearage amount is $xxx.  Per the Case Summary, the Bankruptcy Case was Terminated on xx/xx/2016 after having a "xx"
The servicing comments dated xx/xx/2018 reflects the borrower called and said water is coming in the home through the roof.  The servicer advised borrower to first file a claim with the insurance company then they will reach out.  There was no further information provided regarding the damages.
The borrower's intentions are to keep the home.  The property is owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2011. The plan was confirmed on xx/xx/2011. The case was terminated on xx/xx/2016. The POC was filed on xx/xx/2011 the POC amount is xx and the arrearage amount is $xxx. Per the Case Summary, the Bankruptcy Case was Terminated on xx/xx/2016 after having a "Discharge Withheld for Failure to Comply with Domestic Support Obligation."	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "This loan failed the HOEPA high cost xx APR threshold test.
The annual percentage rate (APR) at consummation is 11.724%, which exceeds the yield of 3.710%, as of xx, 2010 on 10 year Treasury securities (the Treasury securities having comparable periods of maturity), plus 8.000 percentage points. The yield is as of the fifteenth day of the month immediately preceding the month of the application for extension of credit, which was received by the creditor on xxx, 2010.
HOEPA High Cost xx APR Threshold Test: FAIL Loan Data: 11.724% Comparison Data:11.710% Variance:+0.014%.

This loan failed the timing of disclosure test due to one of the following findings:
The Sec. 32 (HOEPA) Disclosure Date indicates the creditor did not furnish the disclosure required by 12 CFR §226.32 at least three business days prior to the consummation of the high cost xx; or The Sec. 32 (HOEPA) Disclosure Date was not provided."	* Lost Note Affidavit (Lvl 3) "As per review of the loan file, original Note is missing. Lost Note affidavit present in the loan file located at “xx”. A Copy of the Note was provided in the file."	* Application Missing (Lvl 2) "The final loan application / 1003 is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan is failing for TX Constitution A6 Required Fees Test.
The loan requires the borrower(s) to pay, in addition to interest, fees to any person that are necessary to originate, evaluate, maintain, record, insure, or service the extension of credit that exceed 3% of the original principal amount.
Total fee charged is $xxx21and allowed is $xxx06 however it is over by +$xxx.
Borrower to be refunded +$xxx overcharged fee to cure.
Fees Included-
Loan Origination Fee paid by Borrower: $xxx10
Appraisal Fee paid by Borrower: $xxxCredit Report Fee paid by Borrower: $xxxax Service Fee paid by Borrower: $xxxFlood Certification - Single Charge or Life of Loan paid by Borrower: $xxxitle Examination Fee paid by Borrower: $xxx
Deed Recording paid by Borrower: $xxxReleases Recording paid by Borrower: $xxx
Also, this loan failed the high-cost home loan credit transaction APR threshold test due to one of the following findings:
The date creditor received application is before xxx0, 2014; and The annual percentage rate (APR) exceeds the rate indicated in 12 C.F.R. Section 226.32(a)(1)(i), as amended. The APR at consummation is 11.724%, which exceeds the yield of 3.710%, as of xxx5, 2010 on 10 year Treasury securities (the Treasury securities having comparable periods of maturity), plus 8.000 percentage points. The yield is as of the fifteenth day of the month immediately preceding the month of the application for extension of credit, which was received by the creditor on xxx, 2010.
TX SB 1581 High-Cost Home Loan Credit Transaction APR Threshold Test: FAIL Loan Data11.724% Comparison Data 11.710% Variance +0.014%.

Per statute, the SOL of 4 years has expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 11.724%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: FAIL Loan Data: 0.000% Comparison Data: 11.724% Variance:-11.724%.
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Higher Price xx Loan (Lvl 2)     "This loan failed the HOEPA higher-priced xx loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced xx loan, as defined in Regulation Z. While the HOEPA higher-priced xx loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higherpriced xx loans even if the additional conditions are met.
HOEPA Higher-Priced xx Loan Test: FAIL Loan Data: 11.724% Comparison Data: 5.930% Variance: +5.794%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial Escrow Acct Disclosure is missing from the file."
* Missing Appraisal (Lvl 2)     "An Appraisal report is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan files."		Critical	Fail	Fail	Pass	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx. in the amount of xx, which was recorded on xx/xx/2007.
The chain of the assignment has not been completed. The latest assignment is with xx
xx xxx, xx As Trustee of xxx xx xx A which was recorded on xx/xx/2018.
There is an open utility lien open against the subject property in the favor of the City of xx Georgia in the amount of $xxxch was recorded on xx/xx/2018.
Annual combined taxes for the year of 2019 have been paid on xx/xx/2019 in the amount of $xxx prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2020, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx which includes P&I $xxx with the rate of interest 6.50%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.

Collections Comments:According to a review of the payment history as of xx/xx/2020, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx which includes P&I $xxx with the rate of interest 6.50%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. The comment dated xx/xx/2018, the subject property was located at xx is (xx). The disaster was declared on xx/xx/2018 . No impact on the subject property has been found in the latest servicing comments; however, the disaster coding was removed from the loan.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the borrower “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2014 and the plan was confirmed on xx/xx/2014. The POC was filed by the creditor xx Servicing xx on xx/xx/2014 with the POC amount of xx and the amount of arrearage is $xxx89. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee for 60 months. The 1-2 months in the amount of $xxx and the remaining 58 months in the amount of $xxx. The Schedule-D in xxx shows $xxx00 as an unsecured portion out of claim amount xx. No comment has been found indicating a cram-down. The debtor was discharged on xx/xx/2019 and the case was fully terminated on xx/xx/2019.	Not Applicable	Credit Application Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at GA state. The following require state disclosures are missing from the loan file.
1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.11 which was recorded on xx/xx/2007.
The chain of assignment has been completed as currently the assignment is withxx, Trustee of xx, recorded on xx/xx/2017.
No active judgments or liens have been found against the subject property/the borrower.
Second installment of xx taxes for the year of 2019 is delinquent in the amount of $xxxhich is good through till xx/xx/2020.
First and second installment of utilities charges for the year of 2019 are delinquent in the total amount of $xxxch is good through till xx/xx/2020.
This can be cured by paying off above unpaid charges with the accrued interest and late charges.
According to the latest payment history as of xx/xx/2020, the loan is currently performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx (PITI) which was applied for the due date of xx/xx/2020. The UPB as per the latest payment history is reflected in the amount of xx. The current interest rate is 9.894% and P&I is $xxx.	Collections Comments:The loan is currently performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx (PITI) which was applied for the due date of xx/xx/2020. The UPB as per the latest payment history is reflected in the amount of xx. The current interest rate is 9.894% and P&I is $xxx. No foreclosure activity has been found. The loan has not been modified since the origination.
The borrower, "xx" had filed bankruptcy under chapter 7 with case#xx on xx/xx/2009. According schedule D of xxx, the value of collateral is xx and the amount of secured claim is xx. Hence, the unsecured portion is reflected in the amount of $xxx36. The borrower intends to reaffirm the debt. The case was discharged and was terminated on xx/xx/2009. Current occupancy of the subject property is unable to be determined from the collection comment. No comment pertaining damage to the subject property has been observed. No latest xxx Report is available in the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, "xx" had filed bankruptcy under chapter 7 with case#xx on xx/xx/2009.
According schedule D of xxx, the value of collateral is xx and the amount of secured claim is xx. Hence, the unsecured portion is reflected in the amount of $xxxe borrower intends to reaffirm the debt.
The case was discharged and was terminated on xx/xx/2009.
Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia state. The following state disclosures are missing from the loan file:
VA Application Disclosure
Disclosure of Charges For Appraisal or Valuation
Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the xx was originated on xx.
The chain of xx assignment has been completed. Currently, the xx assignment is withxx, as Trustee of xxx xx xx A.
There is a civil judgment open against the borrower in the favor of Heights Finance xx in the amount of $xxxch was recorded on6/xx/2018.
Annual combined taxes of 2019 are delinquent in the amount of $xxxis taxes were due on xx/xx/2020 and good through on xx/xx/2020.
Annual combined taxes of 2018 have been paid in the amount of $xx.	The payment history dated as of xx/xx/2020 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 8.200%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections and currently in performing status.
The payment history dated as of xx/xx/2020 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 8.200%. The current unpaid principal balance is in the amount of xx.
No foreclosure proceedings have been found.
According to the xxx, xx and xx  (borrowers) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. This case was dismissed on xx/xx/2018 and it was terminated on xx/xx/2019.
According to collection comment, no damages or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, xx and xx (borrowers) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. This case was dismissed on xx/xx/2018 and it was terminated on xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is moderate due to loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per updated title report dated xx/xx/2020 the subject xx was originated on xx.84, withxx.

The chain of assignment has been completed. The loan is currently assigned withxx as trustee of xxx xx xx A.
There is an active civil judgment against the borrower Julie A. Muto in the amount of $xxxthe favor of xx South Dakota NA which was recorded on xx/xx/2010.
1st installment combined tax for the year of 2019 has been paid in the amount of $xxxd installment combined tax for the year of 2019 has been due in the amount of $xxx prior year delinquent taxes have been found.

According to the payment history, the borrower has been current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020.The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in Performing State and next due date for the payment is xx/xx/2020.
According to the payment history, the borrower has been current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020.The UPB reflected as per the payment history is in the amount of xx.
As per the servicing comments, current occupancy of the subject property is unable to be determined. No damages or repairs are found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2010 and the plan was confirmed on xx/xx/2010. The POC was filed on xx/xx/2010 with the claim amount of xx and the arrearage is in the amount of $xxxtee's final report dated xx/xx/2015 does not reflect any payoff towards secured claim and the arrearage. The case was discharged on xx/xx/2015 and terminated on xx/xx/2015.	This is conventional fixed rate xx with P&I of $xxx91 with the rate of interest 11.608% and a maturity date of xx/xx/2038. The P&I as per payment history is the $xxx and rate of interest is 3.27%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification.However, Modification agreement is missing in the file.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD1 along with the estimated HUD1 and Itemization are missing the loan file."
* Lost Note Affidavit (Lvl 3) "As per review of the loan file, the original Note is missing. Lost Note affidavit present in the loan file located at “xx."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Ohio State. The following state disclosures are missing from the loan file.
1.Equal Credit Availability Notice
2.Insurance Tying Disclosure
3.Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx. in the amount of xx which was recorded on xx/xx/2007 under Bk/Pg# xx. The chain of assignment has been completed as the xx is currently with the current assignee xx, As Trustee of xxx xx xx A.
No active judgments or liens have been found against the subject property or borrower.
The annual combined taxes for 2019 have been paid in the amount of $xxx prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx29 with interest rate of 10.20% and P&I $xxx29 for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB reflected is in the amount of xx.	Collections Comments:The loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx29 with interest rate of 10.20% and P&I $xxx29 for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB reflected is in the amount of xx.
The loan has not been modified since origination.

The loan was originated on xx.67% and P&I $xxx29; however, the rate was reduced and latest pay history reflects the interest rate of 10.20% and P&I $xxx29. There is reduction of rate of interest. The required AOT/COT is missing from the loan file.

As per comment dated xx/xx/2018 the borrower xx was in the process of beginning work on her home to repair structural damages. The estimated cost of repair is not mentioned. However, no further details have been found regarding repair.

No evidences have been found regarding foreclosure proceedings and no BK evidence.
The property is owner occupied.

Update:
No additional details have been found in the collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 or Itemization are missing from the loan file."
* Lost Note Affidavit (Lvl 3) "The lost Note Affidavit is located at “xx” which states that original Note has been lost or destroyed. However the true copy of Note is available in the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Service Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.xxfor the amount of xx which was recorded on xx/xx/2003.
The chain of assignment has been completed. Currently, the assignment is with the “xx as Trustee of xxx xx xxx a.”.
There is one senior xx against the subject property in the favor of xx. for the amount of $xxx which was recorded on xx/xx/1999. However, the subordinate agreement was made on xx/xx/2003 which was recorded on xx/xx/2003. The xx xx. is at a first lien position.
First and second city taxes for the year of 2019 have been paid in the total amount of $xxxany prior year delinquent taxes have been found
According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx an interest rate of 4.625%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan present status is performing.
According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx an interest rate of 4.625%. The new UPB is reflected in the amount of xx.
The modification agreement was made on xx/xx/2018 between the borrower xx and lenderxx as Trustee of xxx xx xxx a. As per the modified terms, the new principal balance is xx. The deferred principal balance is xx and interest bearing amount is xx. The balloon amount is xx. The borrower has promised to pay for the amount of $xxx an interest rate of 4.625% beginning on xx/xx/2019 till mew maturity date of xx/xx/2049.
The borrower did not file bankruptcy yet.
As pet the comment dated xx/xx/2018, the foreclosure was initiated in 2018 and the file was referred to an attorney on 0xx/xx/2018. However, the foreclosure was put on hold due to loss mitigation. No, any further details have been found regarding foreclosure.
As per the comment dated xx/xx/2020, the borrower has been impacted by covid-19 and the borrower has been laid off work. No, any further details have been found regarding covid-19.
The subject property is owner occupied, No, any damage and repairs have been found.

Foreclosure Comments:As pet the comment dated xx/xx/2018, the foreclosure was initiated in 2018 and the file was referred to an attorney on 0xx/xx/2018. However, the foreclosure was put on hold due to loss mitigation. No, any further details have been found regarding foreclosure,.
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2018 between the borrower xx and lenderxx as Trustee of xxx xx xxx a. As per the modified terms, the new principal balance is xx. The deferred principal balance is xx and interest bearing amount is xx. The balloon amount is xx. The borrower has promised to pay for the amount of $xxx an interest rate of 4.625% beginning on xx/xx/2019 till mew maturity date of xx/xx/2049.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Michigan State. The following required state disclosures are missing from the loan file.
1. MI Borrower's Bill of Rights
2. MI Consumer Caution and Homeownership Counseling Notice
3. Choice of Insurance Agent"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the xx was originated on xx.
The chain of xx assignment has been completed. Currently, the xx assignment is withxx, as Trustee of xxx xx xx A.
There is a civil judgment open against borrower in the favor of xx in the amount of $xxxch was recorded on xx/xx/2010.
Annual combined taxes of 2019 have been paid in the amount of $xx	The payment history dated as of xx/xx/2020 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 10.942%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections and currently in performing status.
The payment history dated as of xx/xx/2020 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 10.942%. The current unpaid principal balance is in the amount of xx.
No foreclosure proceedings have been found.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application xx Insurance	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met."
* MI, FHA or MIC missing and required (Lvl 2)     "This is conventional loan. The LTV is 100% and hence the MI certificate is required which is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "Right of Rescission is not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.xxfor the amount of xx which was recorded on xx/xx/2002. The chain of assignment has been completed. Currently, the assignment is from xx xx xxx, xx As trustee of xxx xx xxx which was recorded on xx/xx/2017. There are 4 xx liens against the borrower with the favor of xx xx. for the total amount of $xxx was recorded on xx/xx/2011, xx/xx/2010, xx/xx/2015 and xx/xx/2019. xx annual taxes for the year of 2019 have been paid in the amount of $xxx/xx/2019. No prior year delinquent taxes have been found.	According to latest payment history as of xx/xx/2020, the borrower is current with the loan and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxxinterest rate is 6.250%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxxinterest rate is 6.250%. The loan was modified. As per the comment dated xx/xx/2019, the foreclosure was initiated in 2019 and the file was referred to attorney on xx/xx/2019. As per the comment dated xx/xx/2019, however, the foreclosure was put on hold due to Loss mitigation and the Loss mitigation hold was end on xx/xx/2019. The foreclosure file has been closed. As per the comment dated xx/xx/2019, the subject property is owner occupied and the borrower intends to keep the property. As per the comment dated xx/xx/2018, the reason for default is payment dispute and the comment dated xx/xx/2019 shows the payment dispute note script has been executed on xx/xx/2019. The comment dated xx/xx/2019; the reason for default is payment dispute. The borrower was not file bankruptcy. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Foreclosure Comments:As per the comment dated xx/xx/2019, the foreclosure was initiated in 2019 and the file was referred to attorney on xx/xx/2019. As per the comment dated xx/xx/2019, however, the foreclosure was put on hold due to Loss mitigation and the Loss mitigation hold was end on xx/xx/2019. The foreclosure file has been closed.
Bankruptcy Comments:Not Applicable	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2019 between the borrower xx and lenderxx, As trustee of xx xxx”. As per the modified terms, the new principal balance is xx and the interest bearing principal balance is xx. The prior deferred principal balance is xx. The principal forgiven amount is $xxxrrower has promised to pay in the amount of $xxx the interest rate of 6.250% beginning on xx/xx/2019 till maturity date of xx/xx/2034.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at xx, which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia State. The following required state disclosures are missing from the loan file.

1. VA Application Disclosure
2. Choice of Settlement Agent Disclosure
3. Disclosure of Charges for Appraisal or Valuation
4. Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx. Chain of assignment has been completed. Currently, the xx is with xx xx xxx, xx, As Trustee Of xxx xx xx A which was recorded on xx/xx/2017. There is a junior xx in the favor of xx, As Trustee Of CVI Loan GT Trust I which was recorded on xx/xx/2007 in the amount of xx. No active judgments and liens have been found. Annual taxes for the year of 2019 have been paid in the amount of $xxx prior year delinquent taxes have been found.	As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020. The UPB is xx. The current P&I and PITI is $xxx.	Collections Comments:The present status of the loan is in performing and the payment is due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020. No records for bankruptcy and foreclosure have been found. The RFD is curtailment of income. The borrower intends to keep the property. As pre the comment dated xx/xx/2020, the property is owner occupied.
As per the document located at xx - 1-3-2019 - Loan xx”, the property had damages due to hurricane. The date of loss was xx/xx/2018. The insurance was filed with xx
As per the comment dated xx/xx/2018, the estimated cost of damage is in amount of xx.
The document located at xx states that the final disbursement was received in the amount of xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is Conventional fixed rate xx with P&I of $xxx with the rate of interest 9.16000 % and a maturity date of xx/xx/2034. The P&I as per payment history is $xxx and rate of interest is 8.660%: and there is a deferred balance in the amount of $xxxowever, there is a reduction in P&I with respect to Note data which seems that there would be a possible modification. The collection comments does not reflect anything about loan been modified. The tape reflects the loan was modified. However, the loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file." * Lost Note Affidavit (Lvl 3) "A Lost note affidavit found in a file at xx, Which states that the Original Note has been misplaced and/Or Lost. After a good faith thorough and diligent manual search of the collateral files pertaining to this loan, the original Note was not located.""	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Missing Appraisal (Lvl 2)     "An Appraisal report from origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Florida, Following sate disclosures are missing from the loan files.

1.Anti-Coercion Notice
2.Title Insurance Disclosure
3.Radon Gas Disclosure
4.Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,000.01	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx with (borrower)  xx. was originated on xx.69 which was recorded on xx/xx/2002 with book/page #xx
Chain of assignment has been completed. Currently, the xx is with xx, as Trustee of xxTrust A which was recorded on xx/xx/2017.
There is a senior xx which was xx/xx/1997 with Commercial Credit xx in the amount of xx which was recorded on xx/xx/1997.
There are total 14 State Tax liens recorded on different dates in favor of State Of South Carolina Department Of Revenue total amount of xx. However, the liens are paid off.
Annual xx taxes for the year of 2019 have been paid in the amount $xxx No delinquent taxes have been found.

According to the payment history as of xx/xx/2020, the borrower has been current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
Collections Comments:The present status of the loan is in performing and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020. No evidence of post-closing foreclosure have been found. As per review of xxx, borrower xx had filed bankruptcy on xx/xx/2004 under chapter 13 case #xx. The debtor was discharged on xx/xx/2009 and the case was fully terminated on xx/xx/2009.
The reason for default is unable to be determined. The borrower intends to keep the property. The occupancy is not stated.As per the comment dated xx/xx/2018, the tree fell onto the roof and came into the kitchen. The estimated cost of damage is xx. The date of loss was xx/xx/2018. No further details have been found.

Update:
As per comment dated xx/xx/2023 Taxes are paid thru the 2022 tax year.
As per comment dated xx/xx/2023, the property is 100% exempt through the 2023 tax year. No taxes assessed. 2024 taxes are due on xx/xx/2025.
No additional details have been found in the collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per review of xxx, borrower xx had filed bankruptcy on xx/xx/2004 under chapter 13 case #xx. The plan was confirmed on xx/xx/2004. As per xxx file scheduled D (Doc#1) shows the amount of claim is xx, value of property is xx. Hence, the unsecured portion is xx. The debtor was discharged on xx/xx/2009 and the case was fully terminated on xx/xx/2009.	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."
* Lost Note Affidavit (Lvl 3) "A Lost note affidavit found in a file at xx, Which states that the Original Note has been misplaced and/Or Lost. After a diligent, good faith effort to locate the original Note, the Note could not be located."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Final Appraisal document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Final Right of Recession document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.70 in favor of  xx.

There is one junior xx on the subject property in the amount of xx which was recorded on xx/xx/2006 in favor of xx, xx.

There are multiple state tax liens against the borrower in the amount of xx which was recorded on xx/xx/2011, xx/xx/2011, xx/xx/2012, xx/xx/2017, xx/xx/2018, xx/xx/2019 and xx/xx/2019 in favor of State of Ohio Department of Taxation.

The Annual Tax Amount is $xxx2019 Combined 2nd half taxes are past due in the amount of $xxxch was good thru xx/xx/2020.
2019 Combined 1st half taxes are delinquent in the amount of $xxxch was good thru xx/xx/2020.	The Payment History dated as of xx/xx/2020 shows the loan is current and next due for the xx/xx/2020 payment. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The unpaid principal balance is reflected in the amount of xx.	Collections Comments:The Payment History dated as of xx/xx/2020 shows the loan is current and next due for the xx/xx/2020 payment. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The unpaid principal balance is reflected in the amount of xx.
The Note at origination reflects a fixed rate xx with P&I of $xxx with the rate of interest 8.84280% and a maturity date of the loan is xx/xx/2035.  The P&I as per updated payment history as of the date is $xxxand per tape data the rate of interest is 3%.  There is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification.  The modification agreement is missing from the loan file.
Foreclosure is not active and there is no indication of any post origination bankruptcy filings.  The subject property is owner occupied.  No comment pertaining damage to the subject property has been observed.  No latest xxx Report has been found in the loan file.

Update:
As per comment dated xx/xx/2023, the wire fund received for loan reinstatement from xx is in the amount of xx.
As per comment dated xx/xx/2023, the foreclosure was cancelled on xx/xx/2023 due to loan reinstatement.
As per the comment dated xx/xx/2024, the xx taxes for the years 2022 and 2023 are delinquent in the amount of $xxx49. As per comment dated xx/xx/2024, delinquent taxes were paid on xx/xx/2024.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Note at origination reflects a fixed rate xx with P&I of $xxx with the rate of interest 8.84280% and a maturity date of the loan is xx/xx/2035. The P&I as per updated payment history as of the date is $xxxand per tape data the rate of interest is 3%. There is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification. The modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/ settlement statement along with estimated HUD-1 / itemization of fees are missing from the loan file."
* Lost Note Affidavit (Lvl 3)     "An Affidavit of Lost Note dated xx/xx/2017 was located in the file xx stating the Original Note could not be located.  A copy of the Note was provided in the file.
Another Lost Note Affidavit dated xx/xx/2019 was located in the file xx also stating the Original Note is lost."	* Application Missing (Lvl 2) "Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable

The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.48 in favor of xx as nominee for xx
The chain of assignment has been completed as the xx is currently with, xx as Trustee of xxx xx xx A’.
No active judgments or lien have been found against the borrower or subject property.
The annual xx taxes for 2019 have been paid off in the amount of $xxxxx/xx/2019.
As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxxth interest rate of 8.68% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history does reflect UPB in the amount of xx.	Collections Comments:Comment:
xx_comment history xx
As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxxth interest rate of 8.68% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history does reflect UPB in the amount of xx.
No comments have been found regarding foreclosure proceedings.
The debtor xx had filed Bankruptcy under chapter-13 on xx/xx/2010 with the Case# xx. The Schedule-D in xxx shows that the unsecured amount is $xxxut of secured claim in the amount of xx and the value of collateral is xx. According to the debtor's chapter-13 plan which was filed on xx/xx/2010, the debtor sxxmake regular ongoing xx payment in the amount of $xxx for 60 months to the trustee. The POC was filed on xx/xx/2011 under deadline date xx/xx/2011 with the secured claim of xx with an arrearage of $xxxtrustee’s final report dated xx/xx/2016 does not reflect any payment towards subject creditor. The debtor had discharged from the bankruptcy on xx/xx/2016 & terminated on xx/xx/2016.
No visible damages are reported.
The comment dated xx/xx/2020 shows that subject property is occupied by and his intention is to keep the property.
The comment does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.
The reason for default is not mentioned in available servicing comments.

Update:
No additional details have been found in the collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed Bankruptcy under chapter-13 on xx/xx/2010 with the Case# xx. The Schedule-D in xxx shows that the unsecured amount is $xxxut of secured claim in the amount of xx and the value of collateral is xx. According to the debtor's chapter-13 plan which was filed on xx/xx/2010, the debtor sxxmake regular ongoing xx payment in the amount of $xxx for 60 months to the trustee. The POC was filed on xx/xx/2011 under deadline date xx/xx/2011 with the secured claim of xx with an arrearage of $xxxtrustee’s final report dated xx/xx/2016 does not reflect any payment towards subject creditor. The debtor had discharged from the bankruptcy on xx/xx/2016 & terminated on xx/xx/2016.	This is conventional fixed rate xx with P&I of $xxx with the rate of interest 9.177% and a maturity date of xx/xx/2034. The current P&I as per payment history is the $xxx and current rate of interest is 8.680%. There is a reduction in P&I and rate of interest with respect to note data. However, borrower made the last payment as per modified terms which seem that there would be a possible modification. The Modification document is missing from the loan file.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in FL State. The following disclosures are missing from the loan file.
Anti-Coercion Notice
Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.xxfor the amount of xx.
The chain of assignment has been completed. Currently, the assignment is from xx, a xx to xx xx xxx, xx, as Trustee xx which was recorded on xx/xx/2019.
No, any active liens and judgments have been found.
Combined annual taxes for the year of 2019 have been paid in the amount of $xxxo, any prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx an interest rate of 4.00%. The new UPB is reflected in the amount of xx	Collections Comments:The loan present status is performing.
According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx an interest rate of 4.00%. The new UPB is reflected in the amount of xx.
The loan was modified on xx/xx/2018 between the borrower xx and lender xx. As per modified terms, the new principal balance is in the amount of xx. The borrower has promises to pay for the amount of $xxx an interest rate of 4.00% beginning on xx/xx/2018 till new maturity date of xx/xx/2027.
As per the death certificate which is located at xx, the borrower xx had deceased on xx/xx/2017.
The borrower did not file bankruptcy yet.
The foreclosure activity has not been found.
The subject property is owner occupied. No, any damage and repairs have been found.
The comments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2018 between the borrower xx. As per modified terms, the new principal balance is in the amount of xx. The borrower has promises to pay for the amount of $xxx an interest rate of 4.00% beginning on xx/xx/2018 till new maturity date of xx/xx/2027.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Notice of Servicing Transfer Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated hud-1 and Itemization are missing from the loan files."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.
The chain of assignment has been completed. The latest assignment is with xx, as Trustee xx, which was recorded on xx/xx/2017.
There are multiple judgments, State tax and IRS liens in the favor of different plaintiff's, which were recorded on different dates; however, the amounts are not available.
1st installment combined taxes of 2020 have been paid on xx/xx/2020 in the amount of $xxxd installment combined taxes of 2020 are delinquent in the amount of $xxxch was due on xx/xx/2020 and good through till xx/xx/2020.
According to the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2020. The current UPB reflected as per the payment history is in the amount of xx till the due date of xx/xx/2020.	Collections Comments:As per the collection comments as of xx/xx/2020, the borrower is current with the loan.
According to the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2020. The current UPB reflected as per the payment history is in the amount of xx till the due date of xx/xx/2020.
The reason for default is unable to be determined.
No evidences have been found regarding borrower occupancy and damages/repairs in the comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable
This is conventional fixed rate xx with P&I of $xxx89 with the interest rate of 10.630% and a maturity date of xx/xx/2039, however, the P&I as per payment history is $xxx and the interest rate is 5.00%. It seems that loan has been modified. However, the modification agreement is missing from the loan file.
Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State New Jersey, which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. The Estimated HUD-1/Itemization/GFE is also missing from the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.71 with the lender xx. which was recorded on xx/xx/2004 with instrument xx
Chain of assignment has been completed and the last assignment was done from xx, as Trustee of xx which was recorded on xx/xx/2017.
There is a State Tax lien against the borrower xx in the favor of NC State of Department of Revenue in the amount of xx which was recorded on xx/xx/2018. however, the document of state tax lien not available in the pro-title report to validate the state tax lien.
There are three civil judgments against the borrower xx which are as follows; however, the document of all judgment not available in the pro-title report to validate the judgments.
1. The first in the favor of Decore-Ative Specialties xx in the amount of xx which was recorded on xx/xx/2018.
2. The second in the favor of Suntrust xx in the amount of xx which was recorded on xx/xx/2018.
3. The third in the favor of xx in the amount of xx which was recorded on xx/xx/2020.
Annual combined taxes for the year 2019 have been paid on xx/xx/2010 in the amount of $xxx prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx23 which includes P&I $xxx with the rate of interest 8.780%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to a review of the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx23 which includes P&I $xxx with the rate of interest 8.780%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.
This is ARM conventional with the monthly P&I of $xxx and rate of interest 8.780%; however, the borrower had made the last payment with the P&I of $xxx with the rate of interest 8.780%. As per the AOT located at " COLFIL - 3-30-2018 - Loan  7000137470-220378536.pdf pg#28", the payment was amended with the payment of $xxx and the amended payment was started from xx/xx/2005 until the paid in full.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Loan Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the bona fide discount points test.
The loan is a first lien xx and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "CE Risk Indicator is Moderate as the loan failing for Bona Fide Discount Points Test.
This loan failed the bona fide discount points test.
The loan is a first lien xx and has a principal amount that is greater than or equal to $xxx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Recession document is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.12 which was recorded on xx/xx/2007 with xx xx, xx.
The chain of assignment has been completed. Currently, the assignment is with  xx, As Trustee of xx which was recorded on xx/xx/2017.
There is an active Judgment against the borrower in the amount of $xxxfavor of “State of Louisiana” and it was recorded on xx/xx/2011.
No delinquent taxes have been found for the prior years.
The combined taxes for 2019 are exempt.
As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 9.33% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history reflects current UPB in the amount of xx and deferred balance is $xxx91.	Collections Comments:Comment:
xx_comment history_xx

Currently loan is in active BK and performing with payment.
As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 9.33% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history reflects current UPB in the amount of xx and deferred balance is $xxx91.
No comments have been found regarding foreclosure proceedings.
As per the xxx report, the borrower xx has filed Bankruptcy under chapter-13 on xx/xx/2016 with the case# xx. Plan has been confirmed on xx/xx/2017. Schedule D of xxx dated 0xx/xx/2016 shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is xx. POC was filed on xx/xx/2016 under deadline date xx/xx/2017 states the amount of secured claim is xx with arrearage amount of $xxx33. Borrower is currently on active bankruptcy.
The reason for default is not mentioned in available servicing comments.
The comment dated xx/xx/2019 shows that subject property is owner occupied and no visible damages were reported.
The comments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.

Update:
As per comment dated xx/xx/2024, taxes are paid current/exempt for 2023. 2024 taxes come due on 12/xx/24.
As per comment dated xx/xx/2023, the property is 100% exempt through the 2022 tax year. No taxes assessed.
No additional details have been found in the collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the xxx report, the borrower xx has filed Bankruptcy under chapter-13 on xx/xx/2016 with the case# xx. Plan has been confirmed on xx/xx/2017. Schedule D of xxx dated 0xx/xx/2016 shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is xx. POC was filed on xx/xx/2016 under deadline date xx/xx/2017 states the amount of secured claim is xx with arrearage amount of $xxx33. Borrower is currently on active bankruptcy.	Not Applicable	Credit Application Missing Required State Disclosures	3: Curable	* Lost Note Affidavit (Lvl 3) "Original note is damaged / lost, and lost note affidavit found in the loan file at locator xx. However a duplicate copy available in loan files."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data: xx Comparison Data: xx Variance: -$xxxThe finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Missing Required State Disclosures (Lvl 2)     "The subject property is located in Louisiana State. The following required state disclosures are missing from the loan file.
1. Authorization Fees, Charges and Expenses for Federally Related xx Loans
2. Anti-Tying Disclosure
3. Financial Institution Choice of Insurance Disclosure"
* Property is Manufactured Housing (Lvl 2)     "Home is affixed. According to the appraisal report dated xx/xx/2007, the subject property type is Manufactured Home and VIN for this home is xx. The abstracted search report attached with updated title dated xx/xx/2020 shows that subject property is Mobile Home with VIN xx. The ALTA 7 Endorsement is not attached with the short form policy. However, the VIN number is not available in the legal description of the subject xx.  But, Affidavit of Immobilization is available with updated title report dated xx/xx/2020 (located at “44006.pdf Pg#7) shows that  subject property is immovable property and which include the clause whole property is consider to be real estate. It seems that subject property is affixed with land."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.
Chain of assignment has been completed. Currently, the xx is with xx, As Trustee Of xx which was recorded on xx/xx/2017.
There is a junior xx in the favor of xx. in the amount of xx which was recorded on xx/xx/2007.
No active judgments and liens have been found.
Annual taxes for the year of 2019 have been delinquent in the amount of $xxx
As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020. The UPB is xx. The current P&I is $xxx and PITI is $xxx.	Collections Comments:
The present status of the loan is in performing and the payment is due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020. No records for bankruptcy and foreclosure have been found. The RFD is excessive obligation. The borrower intends to keep the property. As pre the comment dated xx/xx/2019, the property is owner occupied.
No repairs and damages have been found. No comments have been found stating the borrower’s income has been impacted by Covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."
* Lost Note Affidavit (Lvl 3) "A Lost note affidavit found in a file at xx, Which states that the Original Note has been misplaced and/Or Lost. After a diligent good faith effort to locate the original note, the Note could not be located.xx is unable to obtain possession of the subject Note because its whereabouts are unknown and cannot be determined."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file,

1. MI Borrower's Bill of Rights
2. MI Consumer Caution and Homeownership Counseling Notice
3. Choice of Insurance Agent"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx. which was recorded on xx/xx/2004.
The chain of the assignment has been completed. The latest assignment is with xx, As Trustee of xx which was recorded on xx/xx/2018.
There is a state tax lien in the favor of State of Indiana in the amount of $xxx.00 which was recorded on xx/xx/2004.
There is a civil judgment in the favor of multiple plaintiffs in the amount of $xxx.00 which was recorded on xx/xx/2004.
1st installment of combined jurisdiction tax of 2019 has been paid in the amount of $xxxxx/xx/2020.
2nd installment of combined jurisdiction tax of 2019 is due in the amount of $xxxxx/xx/2020.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected is in the amount of xx.
The loan modification agreement was made between (borrower) xx and (Lender)xx on xx/xx/2018.
As per the comment dated xx/xx/2019 the reason for default is excessive obligation.
No comments have been found regarding foreclosure in the latest servicing comments.
As per the comment dated xx/xx/2019, the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 7 with the case # xx on xx/xx/2011. The debtor was standardly discharged on xx/xx/2012 and the case got terminated on xx/xx/2012.	This loan modification agreement was made between (borrower) xx and (Lender)xx on xx/xx/2018.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 4.625% and new P&I is in the amount of $xxx beginning from xx/xx/2018. The maturity is xx/xx/2034. The balloon payment of xx sxxbecome due and payable on xx/xx/2034.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application / 1003 is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

IN License Validation Test: FAIL
This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien xx lending under the First Lien xx Lending License and Subordinate Lien xx Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien xx Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xxx, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA right of rescission test.
This loan failed the Indiana license validation test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

IN License Validation Test: FAIL
This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien xx lending under the First Lien xx Lending License and Subordinate Lien xx Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien xx Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xxx, 2009."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per appraisal report, LTV / CLTV is 106.072% which is more than 104%."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Indiana. The following disclosures are missing from the loan file.
1. Hazard Insurance Disclosure
2. Federal Consumer Credit Protection Act Disclosure
3. Insurance Freedom of Choice Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx." for the amount of xx which was recorded on xx/xx/2000.
The chain of assignment has been completed. Currently, the assignment is from xx,  As trustee of xx which was recorded on xx/xx/2017.
There are 2 Mechanic’s liens against the borrower, first with the favor of xx. for the amount of xx which was recorded on xx/xx/2012 and second with the favor of xx for the amount of xx which was recorded on xx/xx/2014.
First and second installments of xx taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2020 and $xxxxx/xx/2020.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is current with the loan and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 7.00%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 7.00%. The loan was not modified. The borrower was not file bankruptcy. No evidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments. As per the comment dated xx/xx/2019, the reason for default is curtailment of income and the borrower intents to keep the property. The subject property is unable to be determined. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate xx with P&I of $xxx69 with the rate of interest 13.9896% and a maturity date of xx/xx/2030. The P&I as per payment history is the $xxx and rate of interest is 7.000%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification.
As per the document located on xx, is seems the loan has been modified, However, the executed copy of the modification is missing from the loan files.

Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization is missing from the loan files."	* Application Missing (Lvl 2) "Final Application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Colorado State. The following required state disclosures are missing from the loan file.
1. Cash-Out Refinance Disclosure
2. Property Insurance Disclosure
3. Colorado Notice to Cosigner
4. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."										Value: Date: Type:Field review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.for the amount of xx which was recorded on xx/xx/1997. The chain of the assignment has not been completed. Currently, the assignment is with xx which was recorded on xx/xx/2018. The last assignment should be with xx As Trustee of xx. There is one junior xx against the subject property originated on xx.00 which was recorded on xx/xx/1997. There are two state tax liens against the borrower, xx in the favor of State of Ohio Department of Taxation for the amount of $xxxch was recorded on xx/xx/2000. There is one IRS lien against the borrower, xx in the favor of Department of the Treasury for the amount of xx which was recorded on xx/xx/2015. Combined annual taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2020. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2020, the loan is currently performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx94 (PITI) which was applied for the due date of xx/xx/2020. The UPB as per payment history is reflected in the amount of xx. The current interest rate is 8.300% and P&I is $xxx.	Collections Comments:The loan is currently performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx94 (PITI) which was applied for the due date of xx/xx/2020. The UPB as per payment history is reflected in the amount of xx. The current interest rate is 8.300% and P&I is $xxx. No foreclosure activity has been found.

The borrower, "xx" had filed the bankruptcy under chapter 13 with the case# on xx/xx/2005. The plan was confirmed on xx/xx/2005. According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. POC has been filed by the creditor, xx. for the secured claim amount of xx and the amount of arrearage of $xxx50 on xx/xx/2005. According to chapter 13 plan dated xx/xx/2005, the debtor sxxpay to the trustee in the amount of $xxx51 per month. The arrearage to be paid through the plan is in the amount of $xxx70. The plan was confirmed on xx/xx/2005. According to trustee's final report dated xx/xx/2012, the debtor had paid arrearage in the amount of xx to the subject creditor.
The case was discharged on xx/xx/2011 and was terminated on xx/xx/2012.

According to comment dated xx/xx/2020, the borrower was unemployed and was attempting to make payments. The borrower stated that he required covid FB plan and sent RMA package. No further details have been found in the collection comment.
According to comment dated xx/xx/2020, the subject property is owner occupied. The borrower intends to keep the subject property. No comment pertaining damage to the subject property has been observed. No latest xxx Report is available in the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter 13 with the case# on xx/xx/2005. The plan was confirmed on xx/xx/2005. According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. POC has been filed by the creditor, xx, xx. for the secured claim amount of xx and the amount of arrearage of $xxx50 on xx/xx/2005. According to chapter 13 plan dated xx/xx/2005, the debtor sxxpay to the trustee in the amount of $xxx51 per month. The arrearage to be paid through the plan is in the amount of $xxx70. The plan was confirmed on xx/xx/2005. According to trustee's final report dated xx/xx/2012, the debtor had paid arrearage in the amount of xx to the subject creditor.
The case was discharged on xx/xx/2011 and was terminated on xx/xx/2012.
This is a conventional fixed rate xx with P&I of $xxx59 and the interest rate of 9.78840%. The stated maturity date is xx/xx/2012. The P&I as per payment history is $xxx and rate of interest is 8.34%. There is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible loan modification. According to seller’s tape data, the maturity date is xx/xx/2035. No evidence of modification has been found in the collection comment. However, executed copy of modification agreement is missing from the loan file.
Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated Hud-1 and itemization are missing from the loan file."
* Lost Note Affidavit (Lvl 3) "Lost Note affidavit has been found in the loan file located at xx which states that the original note has been lost or misplaced. However, duplicate copy of note is available in the loan file."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Ohio state. The following state disclosure is missing from the loan file.
Equal Credit Availability Notice
Insurance Tying Disclosure
Non-Deposit Insurance Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."										Value: Date: Type:2055 Drive-by	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:

As per review of latest updated title report dated xx/xx/2020 the subject xx was originated on xx.71 in favor of xx. which was recorded on xx/xx/2004 under xx.
 The chain of assignment has been completed as the xx is currently with ‘xx xx xxx, xx as Trustee of xx.
There is senior xx which was recorded on xx/xx/2000 under xx in the amount of xx in favor of xx and as Trustee of trust xx.
No active judgments or lien have been found against the borrower or subject property.
The combined taxes for 2019 have been paid off in amount of $xxx	As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 7.842% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history reflects current UPB in the amount of xx.
Collections Comments:Comment:
xx_comment history_xx
As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 7.842% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history reflects current UPB in the amount of xx.
No comments have been found regarding foreclosure proceedings.
As per xxx report borrower did not file bankruptcy since loan origination.
The reason for default is not mentioned in available servicing comments.
Unable to determine the occupancy of property and no visible damages were reported.
The comments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.
The comment dated xx/xx/2018 shows that borrower’s intention is to keep property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and Estimated HUD-1 are also missing from the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of loan origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in TX State. The following disclosures are missing from the loan file.
Commitment Requirement/Anti-Tying
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "The Right of rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx. in the amount of xx which was recorded on xx/xx/2005 under instru#2005R-12585. The chain of assignment has been completed as the xx is currently with the current assignee xx, As Trustee of xx.
There are 2 judgments against the name of borrower as follow.
First was recorded on xx/xx/2012 in the amount of $xxxfavor of xx.
Second was recorded on xx/xx/2010 in the amount of $xxxfavor of xx.
The taxes for 2019 have been paid in the amount of $xxx prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 9.400% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB reflected is in the amount of xx and the deferred balance is $xxx43.	Collections Comments:The loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 9.400% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB reflected is in the amount of xx and the deferred balance is $xxx43.
Borrower had filed bankruptcy under chapter-7 with the case#xx on xx/xx/2014. The debtor intends to keep the property and wanted to reaffirm the debt. The bankruptcy was discharged on 11/xx/14.
As per comment dated xx/xx/2020 the borrower has been impacted by the covid-19 and forbearance plan rexxed. No further comments have been found regarding this.
No evidences have been found regarding foreclosure proceedings.
As per comment dated xx/xx/2020 the reason for default is unemployment.
The property is owner occupied and no visible damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower had filed bankruptcy under chapter-7 with the case#xx on xx/xx/2014. The debtor intends to keep the property and wanted to reaffirm the debt. The bankruptcy was discharged on 11/xx/14.
Not Applicable	Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test.xx Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien xx lending under the First Lien xx Lending License and Subordinate Lien xx Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien xx Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is Moderate as this loan failed the Indiana license validation test."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in IN State and required State disclosures are missing from the loan file.
Hazard Insurance Disclosure
Federal Consumer Credit Protection Act Disclosure
								Insurance Freedom of Choice Disclosure"		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value: Date: Type:2055 Drive-by	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xxhich was recorded on xx/xx/2009. The chain of the assignment has been completed. The latest assignment is from xx. to xx xx xxx, xx which was recorded on xx/xx/2017. No active Liens and Judgments have been found. The combined annual installment of the xx jurisdiction tax of 2019 is paid in the amount of $xxx/xx/2019. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx	Collections Comments:The borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.
The reason for default is death of borrower. The subject property is currently owner occupied. No comments regarding visible property damages and repairs have been found in last 24 months servicing comments. No evidences of active litigation or contested matter have been found in last 24 months servicing comments. No comments have been found regarding foreclosure in the latest servicing comments. No comments have been found regarding bankruptcy in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2019 between the borrower xx and xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 4.625 % and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2019. The maturity date as per modification is xx/xx/2042. This loan was modified once.

Credit Application Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the NC rate spread home loan test.
This loan failed the late fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "NC Rate Spread Home Loan Test: Result: FAIL

Late Fees Test: Result: FAIL Loan Data: 5.000% Comparison Data: 4.000% Variance: +1.000%"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: Result: FAIL Loan Data: xx Comparison Data: xx Variance: xx

TILA Foreclosure Rescission Finance Charge Test: Result: FAIL Loan Data: xx Comparison Data: xx Variance:-$xxxissing Appraisal (Lvl 2)     "Appraisal Report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer document is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the review of updated title as of xx/xx/2020, the subject xx was originated on xx.xx with the lender xx and it was recorded on xx/xx/2007 under xx. The chain of assignment has been completed as the xx is currently with the current assignee xx, As Trustee of xx. No active judgments or liens have been found against the borrower or subject property. The annual combined taxes for 2019 have been paid in the total amount of $xxxrior year delinquent taxes have been found.	As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx interest rate of 7.000% and P&I $xxxthe due date of xx/xx/2020. The next due date is xx/xx/2021. The current UPB is in the amount of xx and the deferred balance is $xxx	Collections Comments:the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx interest rate of 7.000% and P&I $xxxthe due date of xx/xx/2020. The next due date is xx/xx/2021. The current UPB is in the amount of xx and the deferred balance is $xxxoan was modified on xx/xx/2014. As per mod the new principal balance is in the amount of xx from which lender agreed to defer the principal in the amount of $xxxtal interest bearing principal is in the amount of xx. The borrower promised to pay P&I payment in the amount of $xxx the fixed interest rate of 7.00%. The first payment had begun from xx/xx/2014 till the maturity date of xx/xx/2048. No evidences have been found regarding foreclosure proceedings. As per xxx report the borrower has not filed bankruptcy since loan origination. As per comment dated xx/xx/2019 the reason for default is unemployment. The property is owner occupied and no visible damages were reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2014. As per mod the new principal balance is in the amount of xx from which lender agreed to defer the principal in the amount of $xxxtal interest bearing principal is in the amount of xx. The borrower promised to pay P&I payment in the amount of $xxx the fixed interest rate of 7.00%. The first payment had begun from xx/xx/2014 till the maturity date of xx/xx/2048.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* Lost Note Affidavit (Lvl 3) "The Lost Note Affidavit is located at xx which states that original Note has been lost or destroyed. However, the true copy of Note is available in the loan file. The loan was modified on xx/xx/2014."	* Application Missing (Lvl 2) "Final Application is missing in the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease risk indicator is Moderate. as this loan failed TILA foreclosure rescission finance charge test and TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.  The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxs loan failed the TILA right of rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing Appraisal (Lvl 2)     "Appraisal Report at origination is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in OH State and required State disclosures are missing from the loan file. Equal Credit Availability Notice Insurance Tying Disclosure Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business disclosure is missing in the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of updated title report dated xx/xx/2020, the subject xx was originated on xx.42 with the lender xx with the xx.

The chain of assignment has been completed as currently the xx is with current assignee xx As Trustee for xx.

Active junior or senior judgments/liens/mortgages:

There is a junior xx open against the subject property in favor of xx in the amount of xx which was recorded on xx/xx/2007. Updated report xx shows the partial release of Deed of Trust doc recorded on xx/xx/2014 with the xx

Annual xx taxes for the year 2019 have been paid in full in the amount of $xxxxx/xx/2020.

No prior years delinquent taxes have been found pending.	As per the review of payment history dated as of xx/xx/2020, the borrower is current with the loan. The next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with the interest rate 5.900 % which was applied for due date xx/xx/2020. The latest payment history reflects current UPB in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveals that the loan is in performing status.
As per the review of payment history dated as of xx/xx/2020, the borrower is making regular payments. The next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with the interest rate 5.900 % which was applied for due date xx/xx/2020. The latest payment history reflects current UPB in the amount of xx.
No evidence has been found regarding the foreclosure in available collection comments.
No bankruptcy filing has been found.
Collection comment dated xx/xx/2019 states that subject property is owner occupied.
No damage or estimated repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Original note copy is missing from the loan file. As per the LNA located at xx and the interest rate is 5.91600%. As per the payment history, the current P&I is $xxx and the interest rate is 5.900%. However, there is a reduction in P&I which seems that there would be a possible chances of modification. As per seller’s tape data reflects maturity date has been extended to xx/xx/2040. However; modification agreement is missing from the loan file.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Note
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit has been found in the loan file located at xx which states that the original note has been misplaced or destroyed. However, the copy of note is missing from the loan file."
* Note is missing or unexecuted (Lvl 3) "Original note copy is missing from the loan file. As per the LNA located at xx and the interest rate is 5.91600%. As per the payment history, the current P&I is $xxx and the interest rate is 5.900%. This seems that loan was modified, however; the modification agreement is missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xxe State. The following state disclosures are missing from the loan file.

1. Placement of Insurance Disclosure
2. Availability of Title Insurance
3. TN Consent to Disclosure of Insurance Information
4. Choice of Agent/insurer
5. Insurance Solicitation/Post Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx originated on xx.50 has been active on the title.
The xx is currently assigned to xx.
No active judgments or liens have been found.
RE tax status:
The 2019 Real Estate taxes are paid on xx/xx/2019. There are no prior year real estate delinquencies.
The sewer charges are due in the amount of $xxxon xx/xx/2020.
As per review of updated payment history as of xx/xx/2020, the subject loan is performing and the next due date of payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which applied for the due date xx/xx/2020. The current P&I is $xxx and rate of interest is 10.8%. The UPB is in the amount ofxx.	Collections Comments:The review of the collection comment shows that the loan is in performing and the next due date for the payment is xx/xx/2020. The last payment (P&I) was received on xx/xx/2020 in the amount of $xxx which applied for xx/xx/2020.

No any evidences have been found regarding to the property damages in latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:xxx records show that borrower had filed the bankruptcy under chapter 7, case#xx on xx/xx/2011. The case was discharged on xx/xx/2012.	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/settlement statement and itemization of fees are missing from the loan file."
* Lost Note Affidavit (Lvl 3) "There is lost note affidavit found in the loan file at xx which states that original note has been lost or misplaced. However, the copy of replacement note was found in the loan file."	* Application Missing (Lvl 2) "Final loan application /1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Missouri State. The following required state disclosures are missing from the loan file.
1. MO Collateral Protection Act Notice
2. Borrower's Choice of Insurer or Agent"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the xx was originated on xx.
The chain of xx assignment has been completed. Currently, the xx assignment is with xx, as Trustee of xx.
There is a junior xx open against the subject property in favor of xx, Incorporated in the amount of xx which was recorded on xx/xx/1999.
Combined annual tax for the year 2019 has been paid in the amount of $xxxxx/xx/2019.
No active judgments or liens have been found.
The payment history dated as of xx/xx/2020 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 10.380%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections and currently in performing status.
The payment history dated as of xx/xx/2020 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 10.380%. The current unpaid principal balance is in the amount of xx.
No foreclosure proceedings have been found.
The borrower had filed the bankruptcy under chapter 7 with the Case # xx, dated xx/xx/2005. The borrower was discharged on xx/xx/2005. The case was terminated on xx/xx/2005.
According to collection comment, no damages or repairs have been found. Comment dated xx/xx/2020 states that the reason for default is excessive obligation and borrower intention is to keep the property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter 7 with the Case # xx, dated xx/xx/2005. The borrower was discharged on xx/xx/2005. The case was terminated on xx/xx/2005.	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/ settlement statement along with estimated HUD-1 / itemization of fees are missing from the loan file."
* Lost Note Affidavit (Lvl 3) "Lost note affidavit dated xx/xx/2017 is found in the loan file located at# xx. It shows, the original note was misplaced, lost or destroyed. However, original or duplicate copy of note is also available in the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing form loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing form loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing form loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.19, in favor of xx. recorded in Instrument #xx.
The chain of assignment has been completed. The current assignment is with xx, as Trustee ofxx.
No active mortgages, liens, and judgments have been found.
Annual combined taxes for the year 2019 are delinquent for xx/xx/2020 in the total amount of $xxx	As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx with an interest rate of 10.309%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current loan status is performing. As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx with an interest rate of 10.309%. The current UPB reflected as per the payment history is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
The reason for default is unemployment and decreased income. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No comments have been found regarding Covid-19 impact.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under Chapter-7 with the case# xx on xx/xx/2010. The reaffirmation agreement was made on xx/xx/2010. The amount of xx was reaffirmed. The repayment terms were $xxx per month for 225 months. The bankruptcy was discharged on xx/xx/2011.	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State Indiana which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD-1."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization are missing from the loan file."
* Lost Note Affidavit (Lvl 3) "The Lost Note Affidavit was found from the loan file. The Lost Note Affidavit was executed on xx/xx/2016. The Lost Note Affidavit is located at xx."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the subject xx was originated on xx. for the amount of xx which was recorded on xx/xx/1999.
The chain of the assignment has been completed. The last assignment is with xx, As Trustee of xx which was recorded on xx/xx/2018.
No active judgments or liens have been found against the subject property/the borrower.
Current tax status is to follow.
According to the latest payment history as of xx/xx/2020, the loan is currently performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx (PITI) which was applied for the due date of xx/xx/2020. The UPB as per the payment history is reflected in the amount of xx. The current interest rate is 5.500% and P&I is $xxx.	Collections Comments:The loan is currently performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx (PITI) which was applied for the due date of xx/xx/2020. The UPB as per the payment history is reflected in the amount of xx. The current interest rate is 5.500% and P&I is $xxx. The loan was modified on xx/xx/2019 between the borrower, "xx" and the lender, xx, As Trustee of xx According to modified terms, the new principal balance is xx. According to modification agreement dated xx/xx/2019, the new principal balance is xx. Lender had forgiven the principal balance in the amount of $xxx69 which exceeds 2% of modified principal balance. According to comment dated xx/xx/2018, the foreclosure was put on hold for AOM. According to comment dated xx/xx/2018, the foreclosure file was on hold due to bankruptcy filing. The borrower, xx had filed the bankruptcy under chapter 13 with the case#xx on xx/xx/2017. POC has been filed by the subject creditor, xx. for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2017.Motion for relief from stay was filed on xx/xx/2018. According to chapter 13 standing trustee's report dated xx/xx/2019, the debtor had paid arrearage to the subject creditor in the amount of $xxx86 out of xx.Motion to Dismiss Case for Failure to Make Plan Payments was filed on xx/xx/2019 and order for same was granted on xx/xx/2019. The case was dismissed on xx/xx/2019 and was terminated on xx/xx/2019. According to comment dated xx/xx/2019, the loan was approved for trial plan with the down payment of $xxxch was due from xx/xx/2019 to xx/xx/2019 for the amount of $xxx. The comment dated xx/xx/2019 states that plan has been completed. Loan modification term was completed. According to comment dated xx/xx/2019, the order for foreclosure dismissal has been entered. According to comment dated xx/xx/2019, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed. No latest xxx Report is available in the loan file.

Update:
No additional details have been found in the collection comments.
Foreclosure Comments:According to comment dated xx/xx/2018, the foreclosure was put on hold for AOM. According to comment dated xx/xx/2018, the foreclosure file was on hold due to bankruptcy filing. The borrower, “xx" had filed the bankruptcy under chapter 13 with the case#xx on xx/xx/2017. Failure to Make Plan Payments was filed on xx/xx/2019 and order for same was granted on xx/xx/2019. The case was dismissed on xx/xx/2019 and was terminated on xx/xx/2019. According to comment dated xx/xx/2019, the loan was approved for trial plan with the down payment of $xxxch was due from xx/xx/2019 to xx/xx/2019 for the amount of $xxx. The comment dated xx/xx/2019 states that plan has been completed. Loan modification term was completed.  According to comment dated xx/xx/2019, the order for foreclosure dismissal has been entered.
Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter 13 with the case#xx on xx/xx/2017.
The plan was confirmed on xx/xx/2017. According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. Deadline for filing POC is xx/xx/2017. POC has been filed by the subject creditor, xx, xx. for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2017.
According to amended chapter 13 plan dated xx/xx/2017, the debtor sxxpay to the trustee in the amount of $xxx for 7 month, and then $xxx for 53 months. The arrearage to be paid to the creditor is in the amount of xx. The same plan was confirmed on xx/xx/2017. Motion for relief from stay was filed on xx/xx/2018. According to chapter 13 standing trustee's report dated xx/xx/2019, the debtor had paid arrearage to the subject creditor in the amount of $xxx86 out of xx.Motion to Dismiss Case for Failure to Make Plan Payments was filed on xx/xx/2019 and order for same was granted on xx/xx/2019.
The case was dismissed on xx/xx/2019 and was terminated on xx/xx/2019.	This modification agreement was made on xx/xx/2019 between the borrower, "xx" and the lender, xx, As Trustee of xx. According to modified terms, the new principal balance is xx.
Borrower promises to pay P&I in the amount of $xxx with the modified interest rate of 5.500% beginning from xx/xx/2019 till the maturity date of xx/xx/2023. The balloon payment in the amount of xx is due on maturity date.
Lender had forgiven the principal balance  in the amount of $xxx69.
Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan failed the prepayment penalty term test.
The loan charges a prepayment penalty with a term exceeding 3 years."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan"
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.xxhain of assignment has been completed. Currently, the xx is with xx
xx xxx, xx, As xx which was recorded on xx/xx/2018.
No active judgments and liens have been found.
1st and 2nd  taxes for the year of 2018 have been paid in the amount of $xxxr year delinquent taxes have been found.
As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2020. The UPB is xx. The current P&I is $xxxPITI is $xxx	Collections Comments:
The present status of the loan is in performing and the payment is due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2020. No records for foreclosure and bankruptcy have been found. As Per comments on xx/xx/2019 the reason for default is loss of income due to unemployment. The borrower intends to keep the property. As per the comment dated xx/xx/2019, the owner occupied. No repairs and damages have been found. No comments have been found stating the borrower’s income has been impacted by Covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrowers xx and the lender xx, As Trustee of xxx xx xxx A on xx/xx/2019.
The UPB is xx. The borrower promises to pay P&I in the amount of $xxx an interest rate of 4.625%, beginning from xx/xx/2019. The maturity is xx/xx/2052. There is a deferred amount of $xxx	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report from origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file,

1. Credit Agreement Disclosure
2. Cosigner Notice
3. Notice to Consumer
4. Compliance with Truth in Lending Act
5. Choice of Insurer Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated  business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 in favor of xx as nominee for xx.
The chain of assignment has been completed as the xx is currently with the current assignee xx, As Trustee of xx.

There is an active senior xx against the subject property in the amount of $xxxich was recorded on xx/xx/2003 under instru# xx in favor of xx xx.  The final HUD-1 is missing from the loan file. The Schedule-B of final title policy does not reflect any senior xx. Possible Title claim can be filed. The satisfaction of xx has not been found. This can be cured if satisfaction of xx is made and recorded.

No active judgments or liens have been found against the borrower.
The annual combined taxes have been paid in the amount of $xxx prior year delinquent taxes have been found.	As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 10.70% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB reflected is in the amount of xx.	Collections Comments:The loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 10.70% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB reflected is in the amount of xx.
The loan type is conventional with fixed rate. As per note interest rate of 10.7490% and P&I is $xxx. The payment history reflects the interest rate of 10.70% and P&I is $xxx. The rate is reduced due to AOT. The AOT is located in loan file xx with the same maturity as per Note that is xx/xx/2036.

The debtor xx had filed Bankruptcy under chapter-13 on xx/xx/2010 under ch#13 with the Case#xx. Schedule D of xxx dated xx/xx/2010 shows that amount of claim without deduction value of collateral is xx and value of property is xx; therefore the unsecured portion is xx. The POC was filed by subject creditor xx on xx/xx/2010 with the claim amount of xx and arrearage of $xxx24. The amended plan dated xx/xx/2011 was confirmed on xx/xx/2011. As per plan debtor sxxpay $xxx monthly to the subject creditor. The bankruptcy was discharged on xx/xx/2015 and the case was terminated on xx/xx/2015. As per Trustees Final Report dated xx/xx/2015 debtor has paid principal in the amount of xx and arrears of $xxx24 towards the subject creditor.

As per xxx Report dated xx/xx/2016, located at xx shows that roof need to be cleaned and mold, garage needs a new door with estimated cost of repair as $xxx00. However, the available servicing comments do not reflect damage/repair to the property hence unsure whether it is completed or not. The property is owner occupied.

No evidences have been found regarding foreclosure proceedings.
As per comment dated xx/xx/2019 the reason for default is excessive obligations.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed Bankruptcy under chapter-13 on xx/xx/2010 under ch#13 with the Case#xx. Schedule D of xxx dated xx/xx/2010 shows that amount of claim without deduction value of collateral is xx and value of property is xx; therefore the unsecured portion is xx.
The POC was filed by subject creditor xx on xx/xx/2010 with the claim amount of xx and arrearage of $xxx24. The amended plan dated xx/xx/2011 was confirmed on xx/xx/2011. As per plan debtor sxxpay $xxx monthly to the subject creditor. The bankruptcy was discharged on xx/xx/2015 and the case was terminated on xx/xx/2015. As per Trustees Final Report dated xx/xx/2015 debtor has paid principal in the amount of xx and arrears of $xxx24 towards the subject creditor.
			Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with Preliminary HUD-1 or Fee Itemization are missing from the loan file." * Lost Note Affidavit (Lvl 3) "The lost Note Affidavit is located at xx which states that original Note has been lost or destroyed. However the true copy of Note is available in the loan file."	* Application Missing (Lvl 2) "Final Loan application is missing from the loan file." * Missing Appraisal (Lvl 2) "An Appraisal report at origination is missing from the loan file." * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer disclosure is missing from the loan file." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file." * Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,100.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx with xx which was recorded on xx/xx/2002.
 The chain of assignment has been completed. Currently, the assignment is with xx, As Trustee of xx which was recorded on xx/xx/2017.
There is a junior xx against the subject property originated on xx.xx with the xx, which was recorded on xx/xx/2004.
There are six state tax liens against the borrower, xx in the favor of State of Ohio Department of Taxation for the amount of $xxx was recorded on different dates.
Second installment of combined taxes for the year of 2019 of Parcel# xx are due in the amount of $xxx/xx/2020. No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2020, the loan is currently performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxI) which was applied for the due date of xx/xx/2020. The UPB as per the latest payment history is reflected in the amount of xx. The current interest rate is 3.620% and the P&I is $xxx	Collections Comments:The loan is currently performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxI) which was applied for the due date of xx/xx/2020. The UPB as per the latest payment history is reflected in the amount of xx. The current interest rate is 3.620% and the P&I is $xxxding to comment dated xx/xx/2019, the trial plan was offered to the borrower which was due from xx/xx/2019. The comment dated xx/xx/2019 states that the loan has been modified. The loan was modified on xx/xx/2019. According to modified terms, the new principal balance is xx. The borrower promises to pay P&I in the amount of $xxx the modified interest rate of 3.625% beginning from xx/xx/2019 till the maturity date of xx/xx/2048.
The balloon payment in the amount of $xxxue on maturity date of xx/xx/2048.
According to comment dated xx/xx/2019, the reason for default is death of primary borrower.
According to comment dated 0xx/xx/2020, the subject property is owner occupied. The borrower intends to keep the subject property. No comment pertaining damage to the subject property has been observed. No latest xxx Report is available in the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between Borrower xx and the lender xx, As Trustee Of xx., on xx/xx/2019. According to modified terms, the new principal balance is xx. The borrower promises to pay P&I in the amount of $xxx the modified interest rate of 3.625% beginning from xx/xx/2019 till the maturity date of xx/xx/2048.
The balloon payment in the amount of $xxxue on maturity date of xx/xx/2048.
Credit Application Loan Program Info Disclosure Missing Required State Disclosures Origination Appraisal	3: Curable	* Lost Note Affidavit (Lvl 3) "Lost Note affidavit has been found in the loan file located at xx which states that the original note has been lost or misplaced. However, duplicate copy of note is available in the loan file."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the discount fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the discount fee test.
The sum of all discount points is greater than 2% of the original principal amount. Discount points means any charges, whether or not actually denominated as "discount points," that are paid by the seller or the buyer of residential real property to a residential xx lender or that are deducted and retained by a residential xx lender from the proceeds of the residential xx. "Discount points" does not include the costs associated with settlement services as defined in RESPA.
Discount Fee Test: FAIL Loan Data: $xxxarison Data: $xxxance:+$xxxn program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "A copy of appraisal report is available in the loan file. However, first page of appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located in Ohio State. However below State Disclosures are missing from loan file;
1) Equal Credit Availability Notice
2) Insurance Tying Disclosure
3) Non-Deposit Insurance Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrowers."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.18 which was recorded on xx/xx/2007 with the Book/Page# xx.

The chain of assignment has been complete. The loan is currently assigned with xx xx xxx, xx, As Trustee of xx which was recorded on xx/xx/2017.

There is a junior xx in the favor of xx (MD) In the amount of xx which was recorded on xx/xx/2008 with the Instr | Book/Page# xx.

The City 1st, 2nd installment taxes for the year of 2019 have been paid in the amount of $xxxe City 3rd installment taxes for the year of 2020 have been paid in the amount of $xxxe city 4th installment taxes for the year of 2020 were past due(under 30-days) in the amount of $xxxo delinquent taxes have been found for the prior year.
The review of payment history as of xx/xx/2020 the borrower is making the payment regular and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The current P&I is $xxx and the rate of interest is 7.700%. As per the payment history, the current UPB is in the amount of xx.	Collections Comments:The review of the collection comment as of xx/xx/2020 shows that the borrower is performing with the loan. The borrower is making the payment regular and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The current P&I is $xxx and the rate of interest is 7.700%. As per the payment history, the current UPB is in the amount of xx.
A review of the collection comment shows no indication of post-closing foreclosure activity.
No information pertaining to bankruptcy has been found.
No comments have been found regarding the reason for default.

The loan was not modified since origination. According to the collection comments, the borrower intends to keep the property. There are no details have been found regarding the subject property type and also there are no comments found related to the subject property condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Note Notice of Servicing Transfer Origination Appraisal Right of Rescission	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "The original Note is missing from the loan file. The Lost note affidavit was found in the loan file located at xx	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Itemization of fees and estimated HUD-1 are also missing from the loan file."
* Lost Note Affidavit (Lvl 3) "Lost note affidavit was found in the loan file located at xx stating that original note was misplaced, lost or destroyed."	* Application Missing (Lvl 2) "The final loan application is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2020 the subject xx was originated on xx.xx.
The chain of assignment has been completed, currently the assignment is with xx.
There are no active liens and judgments found against in the updated title.
Combined annual taxes for the year 2019 are paid in the amount of $xxxrior delinquency has been found.
According to the payment history as of dated xx/xx/2020 the borrower is regular with the payment and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 for the amount of $xxx). The monthly P&I is in the amount of $xxx an interest rate of 4.600%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of dated xx/xx/2020 the borrower is regular with the payment and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 for the amount of $xxx). The monthly P&I is in the amount of $xxx an interest rate of 4.600%. The current UPB is reflected in payment history for the amount of xx.
The loan has been modified since the origination.
No comments have been found regarding the foreclosure and bankruptcy.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair.
No comments have been found regarding the income impacted due to Covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender xx on xx/xx/2019, the new principal balance as per mod is xx, the amount of $xxxonsidered as deferred balance and the xx is the interest bearing amount.
The modified P&I is $xxx an interest rate of 4.625%. The amount of $xxxbeen forgiven. The amount of xx is the balloon payment.
Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD along with Estimated HUD and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2020, the subject xx was originated on xx. which was recorded on xx/xx/2004. The chain of assignment has been completed. The current assignment is with xx. There is a junior xx against the subject property in favor of xx. which was recorded on xx/xx/2005 in the amount of xx. The annual xx taxes for the year of 2019 are paid in the amount of $xxx	Review of updated payment history as of xx/xx/2020, the borrower is current with the loan. The next regular payment is due on xx/xx/2020. The last payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. As per history, the UPB is in the amount of xx.	Collections Comments:As per the servicing comments, the loan is performing. Review of updated payment history as of xx/xx/2020, the borrower is current with the loan. The next regular payment is due on xx/xx/2020. The last payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. As per history, the UPB is in the amount of xx. No foeclosure activity has been found. No any damages have been found to the subject property. The subject property is owner occupied. No comment found stating that the borrower’s income is impacted due to Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed type xx. As per note the interest rate was 12.3120% with P&I in the amount of xxx. As per payment history as of xx/xx/2020 the last payment (P&I) has been made on xx/xx/2020 in the amount of $xxx with rate of 8.00% which shows the loan has modified since origination. However the copy of modification agreement is missing in the loan file.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The loan application is missing in the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease risk indicator is "Moderate".  This loan failed the TILA right of rescission test.  The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by  delivery of all material disclosures, whichever occurs last."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.  The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by  delivery of all material disclosures, whichever occurs last."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the xx was originated on xx.
The chain of xx assignment has been completed. Currently, the xx assignment is with xx, as Trustee of xx.
No active judgments or liens have been found.
Annual xx taxes of 2019 have been paid in the amount of $xxx	The payment history dated as of xx/xx/2020 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 8.150%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections and currently in performing status.
The payment history dated as of xx/xx/2020 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 8.150%. The current unpaid principal balance is in the amount of xx.
No foreclosure proceedings have been found.
The debtor xx had filed Bankruptcy under chapter-13 on xx/xx/2003 with the Case#xx and the plan was confirmed on xx/xx/2003. The debtor was dismissed on xx/xx/2006 and terminated on xx/xx/2003.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed Bankruptcy under chapter-13 on xx/xx/2003 with the Case#xx and the plan was confirmed on xx/xx/2003. The debtor was dismissed on xx/xx/2006 and terminated on xx/xx/2003.	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/ settlement statement along with estimated HUD-1 / itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2020 the subject xx was originated on xx.xx, with xx The last assignment has been completed. The current assignment is withxx as Trustee of xx. No active judgments or liens have been found. Annual xx taxes for the year of 2019 has been due in the amount $xxxprior delinquent taxes have been found.	The payment history dated xx/xx/2020 shows that the borrower has been current with the loan and next payment due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date on xx/xx/2020.The current UPB is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in Performing State and next due date for the payment is xx/xx/2020.
The payment history dated xx/xx/2020 shows that the borrower has been current with the loan and next payment due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date on xx/xx/2020.The current UPB is in the amount of xx.
As per the servicing comments, current occupancy of the subject property is unable to be determined. As per the comment dated xx/xx/2019, the subject property had roof damage due to the wind damage. The claim was rexxed to the insurance company in the amount of $xxxsurance company has approved the check in the amount of $xxxx/xx/2019. No further details have been found regarding the repairs.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:As per xxx, the debtor had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2003 and the plan was confirmed on xx/xx/2004. The case was discharged on xx/xx/2009 and terminated on xx/xx/2009. The trustees final report dated xx/xx/2009, the principal has been paid in the amount of xx	The loan modification agreement was made between (borrower)xx and (Lender) xx, on xx/xx/2019.The borrower promises to pay the new UPB in the amount of xx with the annual fixed interest rate of 4.750% and the modified P&I is in the amount of $xxxnning from xx/xx/2019 till the maturity date xx/xx/2030. The interest bearing amount is xx and the amount of deferred balance is $xxxunt of principal forgiven is $xxx	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Origination Appraisal Right of Rescission	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD1 along with the estimated HUD1 and Itemization are missing the loan file."	* Application Missing (Lvl 2) "The Final Application is missing from the loan file." * Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan files." * Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,344.28	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, in favor ofxx, A California xx, dba xx recorded in Instrument# xx.
The chain of assignment has been completed. The current assignment is with xx, as Trustee of xx.
No active mortgages, liens, and judgments have been found.
1st and 2nd installments of annual xx taxes for the year 2019 are due in the total amount of $xxx	As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 11.4%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current loan status is performing. As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 11.4%. The current UPB reflected as per the payment history is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
The reason for default is excessive obligations. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No comments have been found regarding Covid-19 impact.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure ARM Rider Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Loan Program Info Disclosure Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization is missing from the loan file."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at the time of origination is missing from the loan file."
* xx - Missing required ARM Rider (Lvl 2)     "The ARM rider is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative Index Value at the time of origination is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of Updated title report dated xx/xx/2020, the subject xx was originated on xx. in the amount of xx which was recorded on xx/xx/2002.
The chain of assignment has been completed. Currently, the assignment is from xx. to xx.
No active liens and judgments have been found against the borrower and property.
Annual combined taxes of the year 2019 have been paid in the amount of $xxx prior years of delinquent taxes have been found.

As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 8.890%. The UPB is reflected in the payment history is in the amount of xx.	Collections Comments:The loan is currently performing. The borrower is current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 8.890%. The UPB is reflected in the payment history is in the amount of xx.
As per comment dated xx/xx/2020, the reason for default is reduction in income due to Divorce.
The loan has not been modified since origination.
The borrower xx had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2015. As per (doc#16), $xxx weekly for a total monthly payment of $xxxr months 2015 through October 2020. The debtor was dismissed on xx/xx/2015. The case was terminated on xx/xx/2016. The date of last filing is xx/xx/2016.
The details regarding the foreclosure have not been found.
As per comment dated xx/xx/2020, the subject property is owner-occupied. No comments were indicating damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2015. As per (doc#16), $xxx weekly for a total monthly payment of $xxxr months 2015 through October 2020. The debtor was dismissed on xx/xx/2015. The case was terminated on xx/xx/2016. The date of last filing is xx/xx/2016.	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at the origination is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan files."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.07 which is in the favor of xx. The assignment has been completed which is with xx, As Trustee of xx.
There is a UCC lien recorded on xx/xx/2020 the amount is unavailable; which is in the favor of xx.
The combined annual taxes of 2019 have been paid in the amount of $xxx prior year delinquent taxes have been found.

Review of updated payment history as of xx/xx/2020, the borrower is current with the loan payments. The next regular payment is due on xx/xx/2020. The last payment (P&I) has been made on xx/xx/2020 in the amount of $xxx with the interest rate of 11.55% for the due date of xx/xx/2020. As per history the UPB is in the amount of xx.	Collections Comments:As per servicing comments the borrower is current with the loan payments. Review of updated payment history as of xx/xx/2020, the borrower is currently performing. The next regular payment is due on xx/xx/2020. The last payment (P&I) has been made on xx/xx/2020 in the amount of $xxx with the interest rate of 11.55% for the due date of xx/xx/2020. As per history the UPB is in the amount of xx.
The loan has seems to be modified but the mod is missing from the loan files.
No foreclosure activity has been found.
No Bankruptcy records found.
The current occupancy and the property condition is unable to be determined.

Update:
As per comment dated xx/xx/2023, city taxes for the year 2022 are delinquent in the amount of $xxx. As per comment dated xx/xx/2024, city taxes are paid through the 2023 tax year. xx and city taxes for the year 2024 are due on xx/xx/2024.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed type xx. As per note the interest rate was 13.800% with P&I in the amount of $xxx. The last payment (P&I) has been made on xx/xx/2020 in the amount of $xxx with the interest rate of 11.55% which shows that the loan has been modified since origination. However the copy of modification agreement is missing in the loan files. There are no comments reporting regarding the modification.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with the estimated HUD and itemization are missing from the loan files."	* Application Missing (Lvl 2) "The final loan Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx.00, which was recorded on xx/xx/1999.
The chain of the assignment has been completed. The latest assignment is with xx As Trustee of xx which was recorded on xx/xx/2017.
There is a junior xx against the subject property in the favor of xx. in the amount of xx  which was recorded on xx/xx/1999.
There is an active default judgment against the borrower xx in the amount of $xxxthe favor of xx which was recorded on xx/xx/2017.
Annual combined taxes for the year of 2019 have been paid on xx/xx/2019 in the amount of $xxxnual combined taxes for the year 2020 have been delinquent on xx/xx/2020 in the amount of $xxxch were good through on xx/xx/2020.
According to a review of the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxxich includes P&I $xxx with the rate of interest 10.35%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the borrower is performing with the loan. According to a review of the payment history as of xx/xx/2020, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxxich includes P&I $xxx with the rate of interest 10.35%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the unknown condition and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the borrower  xx had filed for bankruptcy under Chapter-13 with case#xx on xx/xx/2006. The POC was filed by the xx on xx/xx/2016 with the POC amount of xx and the amount of arrearage is $xxx. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee for the 60 months, the first 1-30 months in the amount of $xxx and 31-60 in the amount of $xxx. The Schedule-D in xxx shows $xxx00 as an unsecured portion out of claim amount xx. No comment has been found indicating a cram-down. The order was converted from chapter 13 to chapter 7 which was filed on xx/xx/2010. The last filing date of bankruptcy was xx/xx/2010. The debtor was discharged on xx/xx/2010 and the case was terminated on xx/xx/2010.

Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with estimated HUD-1, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Texas state. The following required state disclosures are missing from the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the subject xx originated on xx. in the amount of xx has been active on the title.'
Currently, the xx is assigned to xx.

No active judgments or liens have been found.

RE tax Status:

Property taxes are paid through 2020.
No delinquent taxes have been found.	According to payment history as of xx/xx/2020, the borrower is current with the loan payments and is next due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx25 which was applied to the due date of xx/xx/2020. The current UPB is in the amount of xx and rate of interest is 9.9%.	Collections Comments:The borrower is current with the loan payments and is next due for xx/xx/2020.
As per comment dated xx/xx/2020, the subject property is owner occupied and borrower has some medical issues.
The borrower intends to keep the property.

According to servicing comment dated xx/xx/2019, the FC action was initiated by referring the file to an attorney. However, foreclosure action was closed due to loan reinstatement. The file was closed on xx/xx/2019.
Foreclosure Comments:According to servicing comment dated xx/xx/2019, the FC action was initiated by referring the file to an attorney. However, foreclosure action was closed due to loan reinstatement. The file was closed on xx/xx/2019.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD along with estimated HUD and itemization of points and fees are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003/ loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the review of updated title report dated xx/xx/2020, the subject xx was originated on xx.14 in the favor ofxx. with the Bk/Pg#xx.
The chain of assignment has been completed as currently the xx is with current assigneexx, As Trustee of xx.
Active xx, judgments and liens are as follows:
There is one junior xx recorded against the property on xx/xx/2009 in the amount of xx in the favor of xxC/O xxCo with the Instrument# xx.
The junior xx shows recorded UCC Financing statement Amendment and UCC Continuation docs in updated report.
2019 combined annual taxes are delinquent in the amount of $xxxch is good through till xx/xx/2020.
As per the review of payment history dated as of xx/xx/2020, the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with the interest rate 7.740 % which was applied for due date xx/xx/2020. The latest payment history reflect current UPB in the amount of xx. As per seller tape the accrued interest is $xxx.	Collections Comments:Available servicing comment and documents in file reveals that loan is in performing status.
As per the review of payment history dated as of xx/xx/2020, the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with the interest rate 7.740 % which was applied for due date xx/xx/2020. The latest payment history reflect current UPB in the amount of xx.
No bankruptcy and foreclosure evidence found in the available in either collection comments or loan documents.
Collection comment dated xx/xx/2019 states that occupancy status is owner occupied and the borrower’s intent is to keep the property. .
No damage or estimated repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate xx with P&I of $xxx with the rate of interest 9.990% and a maturity date of xx/xx/2030. The P&I as per payment history is $xxx and rate of interest is 7.740%. However, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. However; modification agreement is missing in the loan file.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."
* Lost Note Affidavit (Lvl 3) "Lost note affidavit dated xx/xx/2011 was found at locator xx showing that original note was misplaced, lost or destroyed. A Copy of Note is also located in the same file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/1999 under Bk/Pg# xx. The chain of assignment has not been completed as the xx is currently with xx instead of the current assignee xx, As Trustee of xx.
There are 2 junior mortgages on subject property as follow.
First was recorded on xx/xx/2005 in the amount of xx in favor of xx.
Second was recorded on xx/xx/2017 in the amount of xx in favor of xx.
There are 3 state tax judgments against the name of borrower in the total amount of xx in favor of State of NC which were recorded in between xx/xx/1991-xx/xx/2009.
The taxes for 2019 have been paid in the amount of $xxx prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 5.75% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB is in the amount of xx.	Collections Comments:The loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 5.75% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB is in the amount of xx.
The loan has been modified once since loan origination. The loan was modified on xx/xx/2018 with the new modified principal balance in the amount of xx.  Borrower promised to pay the fixed interest rate of 5.75% and P&I in the amount of $xxx which had begun from xx/xx/2018. The new maturity date as per modification is xx/xx/2029.

No information have been found regarding the current employment, job type and length of employment. No evidences have been found regarding the foreclosure proceedings and bankruptcy filing.
The property is owner occupied and no visible damages were reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan has been modified once since loan origination. The loan was modified on xx/xx/2018 with the new modified principal balance in the amount of xx. Borrower promised to pay the fixed interest rate of 5.75% and P&I in the amount of $xxx which had begun from xx/xx/2018. The new maturity date as per modification is xx/xx/2029.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1 or Fee itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of Updated title report dated xx/xx/2020, the subject xx was originated on xx., A xx in the amount of xx which was recorded on xx/xx/1997.
The chain of assignment has been completed. Currently, the assignment is from xx.
There is one junior xx against the subject property in the favor of xx xx., A xx in the amount of xx in the amount of xx which was recorded on xx/xx/1997.
There are two civil judgments against the borrower xx in the favor of xx total for the amount of xx which was recorded on xx/xx/2019 and xx/xx/2020 respectively.
There is one state tax lien against the borrower xx in the favor of State of South Carolina, Department of Revenue in the amount of $xxxch was recorded on xx/xx/2020. The SSN# has not been provided to check the validity of lien.
The annual combined taxes of the year 2019 have been paid in the amount of $xxx prior years of delinquent taxes have been found.

As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 9.840%. The UPB as per payment history is xx.	Collections Comments:The loan is currently performing. The borrower is current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 9.840%. The UPB as per payment history is xx.
As per comment dated xx/xx/2018, the reason for default is curtailment of income.
The loan has not been modified since origination.
The debtor xx had filed Bankruptcy under chapter-13 with the case#xx on xx/xx/2006. The plan was confirmed on xx/xx/2007. The POC was filed by xx. on xx/xx/2007 with the secured claim of xx with an arrearage of $xxx45. As per the Schedule-D of xxx dated 1xx/xx/2006 the amount of claim is xx and the value of property is xx. As per chapter-13 plan dated xx/xx/2007 the debtor sxxpay the trustee $xxx per month for 60 months.  As per Trustee’s final report dated xx/xx/2012, the debtor had paid the arrearages in the amount of $xxxhe Debtor was discharged on xx/xx/2012 and case was terminated on xx/xx/2012.
As per comment dated xx/xx/2018, the subject property is occupied by an unknown party.
The comments do not indicate any damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed Bankruptcy under chapter-13 with the case#xx on 1xx/xx/2006. The plan was confirmed on xx/xx/2007. The POC was filed by xx. on xx/xx/2007 with the secured claim of xx with an arrearage of $xxx45. As per the Schedule-D of xxx dated 1xx/xx/2006 the amount of claim is xx and the value of property is xx. As per chapter-13 plan dated xx/xx/2007 the debtor sxxpay the trustee $xxx per month for 60 months. As per Trustee’s final report dated xx/xx/2012, the debtor had paid the arrearages in the amount of $xxxhe Debtor was discharged on xx/xx/2012 and case was terminated on xx/xx/2012.	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan files."	* Application Missing (Lvl 2) "Final Application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Occupancy concerns -  (Lvl 2)     "As per comment dated xx/xx/2018, the subject property is occupied by an unknown party."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx." for the amount of xx which was recorded on xx/xx/2003.
The chain of assignment has been completed. Currently, the assignment is from xx As trustee of xx which was recorded on xx/xx/2017.
No active judgments or liens found against the subject property or borrower.
Combined annual taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019.
Combined annual taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is current with the loan and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx77 which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 4.125%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx77 which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 4.125%. The loan was modified. The foreclosure preceding was started by referring to attorney and the foreclosure was delay on xx/xx/2019 due to reinstatement. No more evidences are found in given 24 months servicing comment regarding the current foreclosure status. The borrower did not file bankruptcy. As per the comment dated xx/xx/2020, the subject property is owner occupied. As per the comment dated xx/xx/2019, the reason for default is excessive obligation. The borrower intends to keep the property. According to the comment dated xx/xx/2019, the subject property had damages. The reason for default is house repairs. The amount need for repairs is unable to be determined. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages and we also don’t have any latest BPO to verify the property condition. No details have been found regarding the insurance claim.
Foreclosure Comments:The foreclosure preceding was started by referring to attorney and the foreclosure was delay on xx/xx/2019 due to reinstatement. No more evidences are found in given 24 months servicing comment regarding the current foreclosure status.
Bankruptcy Comments:Not Applicable	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2014 between the borrower xx and lender xx. As per the modified terms, the new principal balance is xx. The forgiven amount is $xxx. The borrower has promised to pay in the amount of $xxx with the interest rate of 4.125% beginning on xx/xx/2014 till maturity date of xx/xx/2054.

Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan files."	* Application Missing (Lvl 2) "Final Application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx." for the amount of xx which was recorded on xx/xx/2003. The chain of assignment has been completed. Currently, the assignment is from xx As trustee of xx which was recorded on xx/xx/2017. No active judgments or liens found against the subject property or borrower. xx annual taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019. No prior year delinquent taxes have been found.	According to latest payment history as of xx/xx/2020, the borrower is current with the loan and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 6.440%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 6.440%. The loan was not modified. The borrower was not file bankruptcy. No evidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments. As per the comment dated xx/xx/2020, the subject property is owner occupied and the reason for default is curtailment of income. The borrower intends to keep the property. As per the comment dated xx/xx/2019, there is dispute regarding the payment. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan files."	* Application Missing (Lvl 2) "Final Application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosures are missing in the loan file. 1. TX Loan Agreement Notice 2. Commitment Requirement/Anti-Tying 3. TILA Disclosures in Spanish 4. Home Equity Consumer Disclosure 5. Home Equity Loan Interest and Fees Preclosing Disclosure   6. Home Equity Loan Copies of Documents 7. Home Equity Loan Rescission Notice 8. Fair Market Value of Homestead Property Acknowledgment 9. Home Equity Loan Notice of Address for Borrower Notification of Violation 10. Choice of Insurance Notice 11. Collateral Protection Insurance Disclosure 12. Non-Deposit Investment Product Disclosure Are there any promotional materials? 13. Insurance Solicitation/Post Commitment Requirement 14. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per review of latest updated title report dated xx/xx/2020 the subject xx was originated on xx.00 in favor of xx., which was recorded on xx/xx/2006 under Bk/Pg# xx.
 The chain of assignment has not been completed as the xx is currently with xx.’ instead of the current assignee xx, As Trustee of xx.
There is child support lien against the borrower which was recorded on xx/xx/2016 in the favor of xx of xx.
The xx taxes for 2019-2020 have been paid off in amount of $xxxe prior delinquent taxes have been found.

As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx36 with interest rate of 4.50% and P&I $xxx36 for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history reflects current UPB in the amount of xx.
Collections Comments:Comment:
xx Services_comment history_xx
As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx36 with interest rate of 4.50% and P&I $xxx36 for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history reflects current UPB in the amount of xx.
No comments have been found regarding foreclosure proceedings.
As per xx report borrower did not file bankruptcy since loan origination.
The property is owner occupied and no visible damages were reported.
The comments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between Borrower and Lender on xx/xx/2018 with a new principal balance of xx with fixed rate of 4.500%. The borrower promised to pay monthly P&I payment in the amount of $xxx36 beginning on xx/xx/2018 till the maturity date of xx/xx/2050.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl 2) "Final Loan Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of loan origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in CA State. The following disclosures are missing from the loan file.
Impound Account Disclosure
Cosigner Notice
xx Insurance Disclosure
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application
Commitment Requirement/Anti-Tying
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx.
The chain of assignment is complete.
There are no active judgments and liens.
Annual xx taxes for the year of 2019-20 have been paid in the amount of $xxxdelinquent taxes have been found for the prior years.
According to the payment history as of xx/xx/2020, the last payment was received on xx/xx/2020, the payment applied to date of xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx69. The is in the amount of xx.	Collections Comments:The loan is collection. According to the payment history as of xx/xx/2020, the last payment was received on xx/xx/2020, the payment applied to date of xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx69. The is in the amount of xx.
Details regarding the current employment, job type and length of employment of borrower have not been available in servicing comments.

Update:
No additional details have been found in the collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx. had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2017. POC was filed on xx/xx/2018 and amount of claim was xx and there was no arrearage amount. As per schedule D of xxx amount of claim is xx and value of collateral is xx. Hence there is no unsecured portion. The case was dismissed on xx/xx/2018 and terminated on xx/xx/2019.	Loan Modification agreement was made between borrower and lender on effective date of xx/xx/2018.
The borrower had given promise to pay the UPB of xx with interest rate of 4.5% with P&I of $xxx69 with fixed amortized type and it was beginning from first payment date on xx/xx/2018 and ends with the maturity date of xx/xx/2035.
1-4 Family Rider
Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And estimated HUD-1 and Fee itemization are also not available in the loan file."	* Application Missing (Lvl 2) "Final loan application is missing in loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL Document is missing in loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Document is missing in loan file."
* Missing required 1-4 family rider (Lvl 2)     "1-4 family rider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. xx Bankers and Exempt Organizations Preapplication
6. Alternative xx Transaction Disclosures
7. Co-Signer Notice Requirements
8. Smoke Alarm Affidavit
9. xx Real Property Escrow Account Disclosure
10. Commitment Disclosure
11. Lock-in Disclosure
12. Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Service transfer document is missing in loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing in loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR Document is missing in loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx in favor of xx.

The chain of assignment has been completed. Currently, the assignment is with xx, as trustee of xx.

Active junior or senior judgments/liens/mortgages:

There is an active junior xx in the amount of xx in favor of xx which was recorded on xx/xx/2006.

No active judgments or liens have been found
Annual Combined taxes for the year of 2019 have been paid in the amount of $xxx/xx/2019.
According to the payment history, the borrower has been current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2020.The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in Performing State and next due date for the payment is xx/xx/2020.
According to the payment history, the borrower has been current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2020.The UPB reflected as per the payment history is in the amount of xx.
As per the servicing comments, current occupancy of the subject property is unable to be determined. No damages or repairs are found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx the borrower xx had filed bankruptcy under chapter-7 with the case# xx on xx/xx/2007. The case was discharged on xx/xx/2008 and terminated on xx/xx/2008.	The loan modification agreement was made between (borrower) xx and (Lender) xx. on xx/xx/2012.The borrower promises to pay the new UPB in the amount of xx with step interest rate starting from 2.000% which is step up in 3 steps and ending at interest rate 3.5% and the starting P&I is in the amount of $xxxnning from xx/xx/2012 till the maturity date xx/xx/2052. The interest bearing amount is xx and the amount of deferred balance is xx.The lender has agreed to forgive xx of the unpaid principal balance.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD1 along with the estimated HUD1 and Itemization are missing the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative Index value is unable to be determined."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. The chain of assignment has been completed as the subject xx is currently with the current assignee,xx, as Trustee of xx dated xx/xx/2018.

No active liens and judgment has been found against the borrower or subject property.
Annual xx tax was paid on xx/xx/2020 in the amount of $xxx prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 13.8% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2021. The current UPB is in the amount of xx and the deferred balance is $xxx02.	Collections Comments:The loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 13.8% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2021. The current UPB is in the amount of xx and the deferred balance is $xxx02. The loan has not been found since origination.
The loan was originated on xx.850% and P&I is $xxx; however, the latest payment history as of xx/xx/2020 shows the current P&I is $xxx and rate of interset is 13.80%. The loan has not been modified since origination. The required AOT/COT is missing from the loan file.
The borrower xx had filed bankruptcy under chapter 13 with case #xx on xx/xx/2004 and the plan was confirmed on xx/xx/2004. The POC was filed by creditor on xx/xx/2005 in the secured claim amount xx and an arrearage in the amount of xx. According to xxx dated xx/xx/2004, the claim is xx. The unsecured portion is in the amount of $xxxebtor was dismissed on xx/xx/2006 and the case was terminated on xx/xx/2006.
No evidences have been found regarding foreclosure proceedings.
As per xx report the borrower has not filed bankruptcy since loan origination.
As per comment dated xx/xx/2019 the reason for default is unemployment.
The property is owner occupied and no visible damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with case #xx on xx/xx/2004 and the plan was confirmed on xx/xx/2004. The POC was filed by creditor on xx/xx/2005 in the secured claim amount xx and an arrearage in the amount of xx. According to xxx dated xx/xx/2004, the claim is xx. The unsecured portion is in the amount of $xxxebtor was dismissed on xx/xx/2006 and the case was terminated on xx/xx/2006.	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. However, the point and fees are updated from itemization which is located at xx"
* Lost Note Affidavit (Lvl 3) "The lost Note Affidavit is located at xx which states that original Note has been lost or destroyed. However the true copy of Note is available in the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR not hand dated by borrower."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.66 which was recorded on xx/xx/1995.
The chain of assignment has been completed. Currently, the assignment is from xx As trustee of xx, its successors and assigns which was recorded on xx/xx/2018.
There is civil judgment against the borrower with the favor of xx for the amount of $xxxch was recorded on xx/xx/2015.
xx annual taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019.
City annual taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019.

According to latest payment history as of xx/xx/2020, the borrower is current with the loan and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 3.750%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 3.750%. The loan was modified. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2004. The POC was filed by creditor xx. on xx/xx/2004 for the secured claim amount is xx and arrearage amount is $xxx09. However, the POC deadline dated xx/xx/2004.The chapter 13 plan was filed on xx/xx/2004 and the plan was confirmed on xx/xx/2004. The debtor was promise to pay for trustee in the amount of $xxx00 for 60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxtrustee’s final report dated xx/xx/2006. The debtor was discharged on xx/xx/2006 and the case was terminated on xx/xx/2006. As per the comment dated xx/xx/2018, the foreclosure was initiated in 2018 and the file was referred to attorney on xx/xx/2018. However, the foreclosure was put on hold due to loss mitigation. As per the comment dated xx/xx/2019, there is title issue with the routine litigation and the comment dated xx/xx/2019, title issue has been resolved. No further details have been found regarding the litigation. As per the comment dated xx/xx/2020, the subject property is owner occupied and the reason for default is curtailment of income. The borrower intends to keep the property. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Foreclosure Comments:As per the comment dated xx/xx/2018, the foreclosure was initiated in 2018 and the file was referred to attorney on xx/xx/2018. However, the foreclosure was put on hold due to loss mitigation.
As per the comment dated xx/xx/2019, there is title issue with the routine litigation and the comment dated xx/xx/2019, title issue has been resolved. No further details have been found regarding the litigation.

Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2004. The POC was filed by creditor xx. on xx/xx/2004 for the secured claim amount is xx and arrearage amount is $xxx09. However, the POC deadline dated xx/xx/2004.The chapter 13 plan was filed on xx/xx/2004 and the plan was confirmed on xx/xx/2004. The debtor was promise to pay for trustee in the amount of $xxx00 for 60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxtrustee’s final report dated xx/xx/2006. The debtor was discharged on xx/xx/2006 and the case was terminated on xx/xx/2006.	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2019 between the borrower xx and lender xx. As per the modified terms, the new principal balance is xx. The prior deferred principal balance is xx. The principal forgiven balance is $xxx The balloon payment is xx. The borrower has promised to pay in the amount of $xxx with the interest rate of 3.750% beginning on xx/xx/2019 till maturity date of xx/xx/2026.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at xx, which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test.
The xx loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the xxe Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and sxxbe grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.

Brokerage/Finder Fee Test: FAIL The Loan data is xx, the comparison data is xx and the variance is xx
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xxe State. The following required state disclosures are missing from the loan file.
1. Placement of Insurance Disclosure
2. Availability of Title Insurance
3. TN Consent to Disclosure of Insurance Information
4. Choice of Agent/insurer
5. Insurance Solicitation/Post Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx.
The chain of assignment is complete.
There are no judgments and liens.
Annual xx taxes for the year of 2019-20 have been paid in the amount of $xxx delinquent taxes have been found for the prior years.
Review of the payment history provided from xx/xx/2018 to xx/xx/2020 reveals that the borrower has been making regular payments. The last payment was received in the amount of $xxx on xx/xx/2020. The next due date is xx/xx/2020.Current P&I is $xxx. UPB is in the amount of xx.	Collections Comments:Borrower is performing.
Review of the payment history provided from xx/xx/2018 to xx/xx/2020 reveals that the borrower has been making regular payments. The last payment was received in the amount of $xxx on xx/xx/2020. The next due date is xx/xx/2020.Current P&I is $xxx. UPB is in the amount of xx.

The borrower xx had filed bankruptcy under chapter-13 with case #xx on xx/xx/2004 and the plan was confirmed on xx/xx/2005.
Schedule D of xxx dated xx/xx/2004   shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx.00  therefore the unsecured portion is xx.

POC was filed by creditor xx on xx/xx/2005 in the secured claim amount xx and an arrearage in the amount of $xxxe debtor was discharged on xx/xx/2008 and the case was terminated on xx/xx/2008.
Update:
No additional information has been found in the collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter-13 with case #xx on xx/xx/2004 and the plan was confirmed on xx/xx/2005.
Schedule D of xxx dated xx/xx/2004   shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx  therefore the unsecured portion is xx.

POC was filed by creditor xx on xx/xx/2005 in the secured claim amount xx and an arrearage in the amount of xx.
 The debtor was discharged on xx/xx/2008 and the case was terminated on xx/xx/2008.

Not Applicable	Credit Application Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand by the borrowers."
								* TIL not hand dated (Lvl 2) "Final TIL not hand by the borrowers."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows subject xx was originated on xx, and it was recorded on xx/xx/2002.

The chain of assignment is complete. The loan is currently assigned with xx, as trustee of xx.

There are several state tax liens active against borrower in favor of State of Ohio Department of Taxation in the total amount of $xxx were recorded on xx/xx/2005, xx/xx/2005, xx/xx/2011, xx/xx/2011, xx/xx/2011, xx/xx/2012, xx/xx/2013, xx/xx/2013, xx/xx/2013, xx/xx/2016, xx/xx/2017, xx/xx/2017, xx/xx/2017 respectively.

There are 4 judgments found against the borrower:
First civil judgment active against the borrower in the amount of xx with High Day xx. which was recorded on xx/xx/2005.
Second civil judgment (renewed) active against the borrower in the amount of xx with xx which was recorded on xx/xx/2006.
Third Judgment (xx, medical or attorney Lien) active against the borrower in the amount of xx with xx which was recorded on xx/xx/2009.
Fourth civil judgment (renewed) active against the borrower in the amount of xx which was recorded on xx/xx/2011.
Fifth civil judgment active against the borrower in the amount of xx which was recorded on xx/xx/2016.
RE tax Status:
First half of 2019 combined taxes have been paid in the amount of $xxx/xx/2020.
Second half of 2019 combined taxes are due on xx/xx/2020 in the amount of $xxxprior year's taxes are delinquent as per updated title report.
The review of updated payment history as of xx/xx/2020 shows that borrower is current with loan payments and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date of xx/xx/2020. The current P&I is $xxxinterest rate is 5.625%. The UPB is in the amount of xx and deferred balance is xx.	Collections Comments:According to review of collection comments, the loan is performing and is next due for xx/xx/2020.
The last payment was received on xx/xx/2020.
No evidence of foreclosure was found.
As per servicing comment dated xx/xx/2019, the subject property is located in a major disaster area. The property damage was reported due to wind/hail on xx/xx/2019. The nature of damage is unable to be determined from the collection comments.   The insurance claim xx was filed and the borrower stated that total three loss draft checks had been received xx in the total amount xx to repair the damages. The total net claim was in the amount of xx. No evidences have been found regarding the repair of the property.
Update:
As per comment dated xx/xx/2021, the bankruptcy case #xx has been filed on xx/xx/2021. The bankruptcy has been discharged. The date of discharge is unavailable.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx, the debtor xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2005. The plan was confirmed on xx/xx/2006. The POC was filed on xx/xx/2005, the POC amount is xx and the arrearage amount is $xxxbtor has been discharged on xx/xx/2011 & the case was terminated on xx/xx/2011.	Loan Modification agreement was made between borrower and lender xx on xx/xx/2018. As per terms, the new UPB is xx of which the amount of xx has been deferred. The interest bearing amount of xx to be paid with interest at the rate of 5.625% by making P&I of $xxxm12/xx/2018 and ends with the new maturity date of xx/xx/2045.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/settlement statement and itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "Final loan application /1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Ohio. The following required State Disclosure is missing in the loan file.
1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
3. Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$8,710.92	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.xxor the amount of xx which was recorded on xx/xx/2009. The chain of assignment has been completed. The last assignment is with xx, As Trustee of xx which was recorded on xx/xx/2018. There is one state tax lien for the amount of $xxx was recorded on xx/xx/2019. SSN# for defendant mentioned on supportive document does not match the subject borrower. There is credit card judgment against the borrower, xx in the favor of xx Assignee of xx / Walmart for the amount of $xxx was recorded on xx/xx/2019. Combined annual taxes for the year of 2019 are delinquent in the amount of $xxxich was due on xx/xx/2020. These taxes are good through till xx/xx/2020.	According to the latest payment history as xx/xx/2020, the loan is currently performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxI) which was applied for the due date of xx/xx/2020. The UPB as per the payment history is reflected in the amount of xx. The current interest rate is 11.21% and P&I is $xxx	Collections Comments:
The loan is currently performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxI) which was applied for the due date of xx/xx/2020. The UPB as per the payment history is reflected in the amount of xx. The current interest rate is 11.21% and P&I is $xxxan was modified on xx/xx/2011. According to modified terms, the new principal balance is xx. The additional charges in the amount of $xxx been deferred. Borrower promises to pay P&I in the amount of $xxx the modified interest rate of 11.210% beginning from xx/xx/2011 till the maturity date of xx/xx/2041.
The borrower, "xx" had filed the bankruptcy under chapter 13 with the case#xx on xx/xx/2017. The plan was confirmed on xx/xx/2018.
According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. POC has been filed by the subject creditor, xx, as Trustee of xx for the secured claim amount of xx and the amount of arrearage of $xxxx/xx/2017. Motion for relief from stay was filed on xx/xx/2018 and order for same was granted on xx/xx/2018. According to trustee's final report dated xx/xx/2019 (Doc#xx), the debtor had paid arrearage in the amount of $xxxhe subject creditor. The case was dismissed on xx/xx/2019 and was terminated on xx/xx/2019.
According to comment dated xx/xx/2019, the reason for default is death of principal borrower.xx had added her son as authorized 3rd party. The subject xx was originated with the borrower, xx which was recorded on xx/xx/2009. According to death certificate attached along with updated title report dated xx/xx/2020 located at xx”, the borrower, xx had deceased on xx/xx/2019. Hence, the updated title report shows ownership in the name of xx.
According to comment dated xx/xx/2019, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed. No latest xxx Report is available in the loan file.
Update:
No additional information have been found in collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter 13 with the case#xx on xx/xx/2017. The plan was confirmed on xx/xx/2018. According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. POC has been filed by the subject creditor xx, as Trustee of xx for the secured claim amount of xx and the amount of arrearage of $xxxx/xx/2017. According to chapter 13 plan dated xx/xx/2017, the debtor sxxpay to the trustee in the amount of $xxx60 months and the arrearage to be paid through the plan is in the amount of $xxxan was confirmed on xx/xx/2018. Motion for relief from stay was filed on xx/xx/2018 and order for same was granted on xx/xx/2018. According to trustee's final report dated xx/xx/2019 (Doc#xx, the debtor had paid arrearage in the amount of $xxxhe subject creditor. The case was dismissed on xx/xx/2019 and was terminated on xx/xx/2019.	This adjustment of term agreement was made on xx/xx/2011 between the borrower, "xx" and the lender, xx.". According to modified terms, the new principal balance is xx. The additional charges in the amount of $xxx been deferred. Borrower promises to pay P&I in the amount of $xxx the modified interest rate of 11.210% beginning from xx/xx/2011 till the maturity date of xx/xx/2041.	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxinance Charge Test: FAIL Loan Data: xx Comparison Data: xx Variance: -$xxxs loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Foreclosure Rescission Finance Charge Test: FAIL Loan Data: xx Comparison Data: xx Variance:-$xxxInitial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in South Carolina State. The following state disclosures are missing from the loan file:
Agent Preference Disclosure
Casualty Insurance Disclosure"
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.xxn the amount of xx which was recorded on xx/xx/2006.
The chain of assignment has been completed. Currently, the assignment is from xx to xx.

There are no active liens or Judgments have been found.
Annual combined taxes of the year 2019 have been paid in the amount of $xxxrior years of delinquent taxes have been found.
As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date of xx/xx/2020. The current P&I is $xxxinterest rate is 4.600%. The UPB is reflected in the payment history is in the amount of xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date of xx/xx/2020. The current P&I is $xxxinterest rate is 4.600%. The UPB is reflected in the payment history is in the amount of xx.
As per comment dated xx/xx/2018, the reason for default is curtailment of income.
The loan was modified on xx/xx/2019.
The details regarding the foreclosure have not been found.
The borrower xx had filed bankruptcy under chapter-7 with the case# xx on xx/xx/2011. As per the Schedule-D of xxx dated xx/xx/2011, the amount of claim is xx and the value of property is xx. Hence, the unsecured portion is xx. The debtor and joint debtor were discharged on xx/xx/2011. The case was terminated on xx/xx/2011. The date of last filing is xx/xx/2011.
As per comment dated xx/xx/2018, the subject property is owner-occupied. Comments do not indicate any damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter-7 with the case# xx on xx/xx/2011. As per the Schedule-D of xxx dated xx/xx/2011, the amount of claim is xx and the value of property is xx. Hence, the unsecured portion is xx. The debtor and joint debtor were discharged on xx/xx/2011. The case was terminated on xx/xx/2011. The date of last filing is xx/xx/2011.	Final modification agreement was made between the borrowers xx and lenderxx on xx/xx/2019. The modified new principal balance is xx. The borrower promises to pay P&I in the amount of $xxx an interest rate of 4.625% beginning from xx/xx/2019 till the maturity date of xx/xx/2022. The borrower will pay the balloon payment in the amount of xx.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State Kentucky which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan files."	* Application Missing (Lvl 2) "Final Application is missing from the loan files."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Kentucky State. The following required state disclosures are missing from the loan file.
1. Insurance Sales
2. Fair Housing Notice
3. Homeownership Protection Center Disclosures
4. Notice of Free Choice of Agent or Insurer
5. VA Application Disclosure
6. Choice of Settlement Agent Disclosure
7. Disclosure of Charges For Appraisal or Valuation
8. Copy of Appraisal or Statement of Appraised Value
9. Affiliated Business Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.06 in the favor of xx which was recorded on xx/xx/2006.
The chain of assignment has been completed as the current assignment is with xx, As Trustee of xx, its successors and assigns which was recorded on xx/xx/2018. No active judgments or liens have been found against the subject property/borrower. Second installment of combined taxes for the year of 2019 is due in the amount of $xxxxx/xx/2020. No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2020, the loan is currently performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The UPB as per payment history is reflected in the amount of xx. The current interest rate is 7.270% and P&I is $xxx.	Collections Comments:The loan is currently performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The UPB as per payment history is reflected in the amount of xx. The current interest rate is 7.270% and P&I is $xxx. The loan has not been modified since the origination. No foreclosure activity has been found. The Debtors xx had filed bankruptcy under chapter-07 with the Case# xx on xx/xx/2010. According to Schedule D of xxx, the amount of claim is xx and the value of collateral is xx, therefore, the unsecured claim is in the amount of xx.
According to reaffirmation agreement dated xx/xx/2011 (Doc#xx), the secured claim in the amount of xx will be paid through the reaffirmation agreement with the interest rate of 7.27% and P&I of $xxx per month for 247 months.
The case was discharged on xx/xx/2011 and was terminated on xx/xx/2011. Current occupancy of the subject property is unable to be determined from the collection comment. No comment pertaining damage to the subject property has been observed. No latest xxx Report is available in the loan file.
Update:
As per comment dated xx/xx/2024, both borrowers are deceased. The further details regarding the DOD of the borrowers are unavailable.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The Debtors, xx had filed bankruptcy under chapter-07 with the Case# xx on xx/xx/2010. According to Schedule D of xxx, the amount of claim is xx and the value of collateral is xx, therefore, the unsecured claim is in the amount of xx.
According to reaffirmation agreement dated xx/xx/2011 (Doc#xx), the secured claim in the amount of xx will be paid through the reaffirmation agreement with the interest rate of 7.27% and P&I of $xxx per month for 247 months.
The case was discharged on xx/xx/2011 and was terminated on xx/xx/2011.
Not Applicable	Affiliated Business Disclosure
Credit Application
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated Hud-1 and itemization are missing from the loan file."
* Lost Note Affidavit (Lvl 3) "Lost Note Affidavit has been found in the loan file located at xx stating that the original note has been lost or misplaced. However, duplicate copy of note is available in the loan file."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located in Ohio State. Below State Disclosures are missing from loan file:
1) Equal Credit Availability Notice
2) Insurance Tying Disclosure
3) Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx. which was recorded on xx/xx/2004.
The chain of the assignment has been completed. The latest assignment is with xx, As Trustee of xx which was recorded on xx/xx/2017.
There is a  credit card judgment in the favor of xx in the amount of xx which was recorded on xx/xx/2018.
The annual installment of combined jurisdiction tax of 2019 has been paid in the amount of $xxxxx/xx/2020.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected is in the amount of xx.
The loan modification agreement was made between (borrower) xx and (Lender) xx on xx/xx/2018.
As per the comment dated xx/xx/2018 the reason for default is Marital Difficulties.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between (borrower) xx and (Lender) xx on xx/xx/2018.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 4.625% and new P&I is in the amount of $xxx beginning from xx/xx/2018. The maturity is xx/xx/2025. There is no provision for the balloon payment.	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final 1003 / application is missing in the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan is failing for TX Constitution A6 Required Fees Test. Total fee charged is $xxx66 and allowed is $xxx56 however it is over by $xxx. Borrower to be refunded $xxx over-charged fees to Cure.
Fees Included-
Loan Origination Fee $xxx66
Appraisal Fee $xxx
Credit Report Fee $xxxitle Examination Fee $xxx
Attorney's Fee $xxx
Recording Fee $xxx
Per statute, the SOL of 4 years has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in the state of Texas. The following required State Disclosure is missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Choice of Insurance Notice
5. Collateral Protection Insurance Disclosure
6. Non-Deposit Investment Product Disclosure Are there any promotional materials?
7. Insurance Solicitation/Post Commitment Requirement
8. Construction Loan Disclosure"
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.” for the amount of xx which was recorded on xx/xx/2005.
The chain of the assignment has been completed and currently the assignment is with xx, as Trustee of xx which was recorded on xx/xx/2018.
There are two junior credit card judgments against the borrower in the favor of xx and xx for the amount of xx and xx which was recorded on xx/xx/2013 and xx/xx/2012 respectively.
There is one renewed judgment against the borrower in the favor of xx which was recorded on xx/xx/2008.
First and second combined installment taxes for the year of 2019 have been paid in the amount of $xxx, any prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is currently making the payments history. The last payment was received on xx/xx/2020 in the amount of $xxx with an interest rate of 8.917%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan present status is performing.
According to the payment history as of xx/xx/2020, the borrower is currently making the payments history. The last payment was received on xx/xx/2020 in the amount of $xxx with an interest rate of 8.917%. The new UPB is reflected in the amount of xx.
The loan was not modified since origination.
The borrower xx had filed bankruptcy under chapter-7 with the case# xx on xx/xx/2009.There is no evidences are found regarding reaffirmation agreement. The schedule D of xxx dated xx/xx/2009 shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. However, the unsecured portion is $xxx.05. The debtor was discharged on xx/xx/2010 and the case was terminated on xx/xx/2010.
The foreclosure activity has not been found.
The subject property is owner occupied. No, any damage and repairs have been found.
The comments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.
Update:
No additional information have been found in collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter-7 with the case# xx on xx/xx/2009.There is no evidences are found regarding reaffirmation agreement. The schedule D of xxx dated xx/xx/2009 shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. However, the unsecured portion is $xxx.05. The debtor was discharged on xx/xx/2010 and the case was terminated on xx/xx/2010.	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020 the subject xx was originated on xx.xxhe chain of assignment is complete.

There are Seven civil judgments open against the borrower, first one in the amount of xx which was recorded on xx/xx/2010 in favor of xxand second one is in the amount of xx which was recorded on xx/xx/2010 in favor of xx , Third one in the amount of xx which was recorded on xx/xx/2010 in favor ofxx. Fourth  one in the amount of xx which was recorded on xx/xx/2011 in favor of xx. Fifth one in the amount of xx which was recorded on xx/xx/2010 in favor of xx, Sixth one in the amount of xx which was recorded on xx/xx/2011 in favor of xx. And Seventh is in the amount of xx which was recorded on xx/xx/2014 in favor of xx

2020 combined annual taxes are Due in the amount of $xxx 2016,2018 and 2019 prior years Taxes are delinquent in the amount of $xxx	The payment history dated xx/xx/2020 shows that the borrower is current and next payment due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date of xx/xx/2020. The current UPB per the payment history is in the amount of xx.	Collections Comments:The loan is performing. The payment history dated xx/xx/2020 shows that the borrower is current and next payment due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date of xx/xx/2020. The current UPB per the payment history is in the amount of xx.
The loan modification agreement was made between (Borrower) and (Lender) on xx/xx/2019 with a new principal balance of xx of which xx is deferred and xx is the interest bearing amount that will be repaid with fixed rate of 5.750% and a P&I payment in the amount of $xxxnning xx/xx/2019 until the maturity date of xx/xx/2044.  The borrower had also promised to pay the deferred balance in the amount of xx in a balloon payment on the maturity date on xx/xx/2044.
According to the comment dated xx/xx/2019, the subject xx has an extra Parcel # in its legal description which does not exist. The servicer was just wanted to clear this issue before proceeding to foreclosure. Therefore they contact the title company xx regarding this issue and want to clear through litigation. xx suggested them that the Parcel# in legal description are only for reference purpose. The actual legal description is correct as per vesting deed. This issue can be cured by foreclosure council if lender file any affidavit. No need of litigation. Also as per latest comment dated xx/xx/2019, attorney approved that Title is clear.
The loan was modified on xx/xx/2019 and borrower is performing. No delinquencies. No more foreclosure proceedings.
Borrower had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2016.  The bankruptcy was dismissed on xx/xx/2017 and was terminated on xx/xx/2017.
Update:
As per comment dated xx/xx/2023, the bankruptcy ch-13 has been dismissed on xx/xx/2017.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2016. And bankruptcy was dismissed on xx/xx/2017 and was terminated on xx/xx/2017.	The loan modification agreement was made between (Borrower) and (Lender) on xx/xx/2019 with a new principal balance of xx of which xx is deferred and xx is the interest bearing amount that will be repaid with fixed rate of 5.750% and a P&I payment in the amount of $xxxnning xx/xx/2019 until the maturity date of xx/xx/2044. The borrower had also promised to pay the deferred balance in the amount of xx in a balloon payment on the maturity date on xx/xx/2044.	Credit Application Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx." for the amount of xx which was recorded on xx/xx/2008.
The chain of assignment has been completed. Currently, the assignment is from xx As trustee of xx trust which was recorded on xx/xx/2017.
No active judgments or liens found against the subject property or borrower.
xx annual taxes for the year of 2019 have been due in the amount of $xxxxx/xx/2020.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is current with the loan and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 11.98%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 11.98%. The loan was not modified. The borrower intends to keep the property. The comment dated xx/xx/2019 shows the reason for default illness of the borrower and the subject property is occupied by owner. The borrower was not file bankruptcy. No evidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization is missing from the loan files."	* Application Missing (Lvl 2) "Final Application is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosures are missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx. in the amount of xx which was recorded on xx/xx/2005 with the Book#xx on Page# xx.

The chain of assignment has been complete. The loan is currently assigned with xx, As Trustee of xx, Its Successors and Assigns which was recorded on xx/xx/2018.

There is a prior xx on the subject property recorded on xx/xx/1999 in the favor of xx, for the amount of xx.
The combined annual taxes of 2019 have been paid in the mount of $xxx delinquent taxes have been found for the prior year.
As per the review of payment history as of xx/xx/2020 the borrower is regular with his payments and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The current P&I $xxx and the rate of interest is 9.800%. As per the payment history, the current UPB is in the amount of xx.	Collections Comments:As per the review of the servicing comment as of dated xx/xx/2020, the loan is in performing. The borrower is regular with his payments and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The current P&I $xxx and the rate of interest is 9.800%. As per the payment history, the current UPB is in the amount of xx. According to the latest collection comment dated xx/xx/2018; the reason for default is Curtailment of income. The loan was not modified since origination. The borrower has made the last payment as the original Note. The review of the collection comment shows no indication of post-closing foreclosure activity. No information pertaining to bankruptcy has been found. According to the collection comments, the borrower intends to keep the property. The subject property is owner occupied. There are no comments found related to the subject property condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Required State Disclosures	3: Curable	* Lost Note Affidavit (Lvl 3) "Lost note affidavit was found in the loan file located at xx stating that original note was misplaced, lost or destroyed. A Copy of Note is located at xx."	* Application Missing (Lvl 2) "The final loan application is missing in the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Vermont high rate loan test.  This loan did not pass the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the Vermont high rate loan test.  This loan is a Vermont high rate loan, as defined in the legislation. For more information please see the xx section of the full Compliance Analyzer report. While the xx provisions specify that lenders may lawfully make this type of loan subject to certain conditions,some lenders and secondary market investors may prefer not to fund or buy high right loans even if the additional conditions are met.  xx Prohibited Fees Test: FAIL Loan Data $xxx60 Comparison Data $xxxariance +$xxx60 This loan did not pass the prohibited fees test. The Vermont statutes provide that only those fees expressly permitted may be charged. Fees included- Loan Origination Fee $xxx60 Tax Related Service Fee $xxx
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Vermont State. The following required state disclosures are missing from the loan file.  1. VT Addendum to Residential 2. Disclosure of Interest Rate and Possibility of Change of Role to xx Broker 3. Privacy Notice 4. Demand Note Notice 5. Co-signer’s Notice 6. Commitment Agreement 7. High Rate Residential xx Loans"
* Operative index value is unable to confirm (Lvl 2)     "As per review, operative index value is unable to confirm."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the Pro-title report dated xx/xx/2020, the subject xx was originated on xx.xxhe chain of assignment has been completed. The current assignment is with xx, as Trustee of xx, which was recorded on
xx/xx/2018.
There is an IRS lien against the borrower xx in the favor of xx, in the amount of xx which was recorded on xx/xx/2015.
There are eighth State tax liens against the borrower xx in the favor of xx, in the total amount of xx which were recorded on different dates.
The annual combined taxes of 2019 are delinquent in the amount of $xxx was due on xx/xx/2020 and good through till xx/xx/2020.	According to the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxch was applied for xx/xx/2020. The current UPB reflected as per the payment history is in the amount of xx till the due date of xx/xx/2020.	Collections Comments:As per the collection comments as of xx/xx/2020, the borrower is current with the loan.
According to the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxch was applied for xx/xx/2020. The current UPB reflected as per the payment history is in the amount of xx till the due date of xx/xx/2020.
The reason for default is unable to be determined.
No evidences have been found regarding borrower occupancy and damages/repairs in the comments.
Update:
As per comment dated xx/xx/2024, the first installment of township taxes for 2023 is delinquent in the amount of $xxxbject property had a tax sale scheduled. The second installment of township taxes for 2023 is due on xx/xx/2024 in the amount of $xxxlosure Comments:Not Applicable
Bankruptcy Comments:According to the xx, the borrower xx had filed the bankruptcy under Chapter 7 with the case #xx on xx/xx/2006. Schedule-D in xxx shows xx as unsecured portion out of claim amount xx. The value of collateral is xx. Did not see comments indicating a cram down. The debtor was discharged on xx/xx/2007 and the case was terminated on xx/xx/2007.	This Adjustment of Terms agreement was signed between the borrower xx and lender xx on xx/xx/2011.
The unpaid principal balance was xx with an interest rate 6.612%. The borrower promises to pay the monthly P&I of $xxxnning from xx/xx/2011. The maturity is xx/xx/2038.

Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. The Estimated HUD-1/Itemization/GFE is also missing from the loan file."
* Lost Note Affidavit (Lvl 3) "A Lost Note affidavit found in the loan file at xx, which states that The Original Note has been misplaced and/Or Lost."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.
Chain of assignment has been completed. Currently, the xx is with xx, As Trustee Of xx which was recorded on xx/xx/2018.
There are 3 judgments first in the favor of xx which was recorded on xx/xx/2012, second in the favor of xx which was recorded on xx/xx/2017 and the other in the favor of State of xx which was recorded on xx/xx/2019.
1st and 2nd installment taxes for the year of 2019 have been paid in the amount of $xxx prior year delinquent taxes have been found.

As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020. The UPB is xx. The current P&I and PITI is $xxx.
Collections Comments:The present status of the loan is in performing and the payment is due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020. No records for foreclosure have been found. The RFD is unable to be determined. As per the review of the xx report, the debtor xx had filed Bankruptcy under chapter-7 on xx/xx/2005 with the Case# xx. The debtor had discharged from the bankruptcy on xx/xx/2005 and the case was fully terminated on xx/xx/2005.
The current occupancy is not stated. No repairs and damages have been found. No comments have been stating the borrower’s income has been impacted by Covid-19.
Update:
As per comment dated xx/xx/2021, the borrower has been deceased and details of the DOD are unavailable.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the xx, the debtor xx had filed Bankruptcy under chapter-7 on xx/xx/2005 with the Case# xx. The debtor had discharged from the bankruptcy on xx/xx/2005 and the case was fully terminated on xx/xx/2005.
This is Conventional fixed rate xx with P&I of $xxx with the rate of interest 8.25480 % and a maturity date of xx/xx/2018. The P&I as per payment history is $xxx and rate of interest is 5.900%; however, there is a reduction in P&I and rate with respect to Note data which seems that there would be a possible modification. The collection comments does not reflects the loan been modified.
However, the loan modification agreement is missing from the loan file.
Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx." for the amount of xx which was recorded on xx/xx/2008.
The chain of assignment has been completed. Currently, the assignment is from xx As trustee of xx which was recorded on xx/xx/2018.
There is xx lien against the borrower with the favor of xx for the amount of xx on xx/xx/2017.
Combined annual taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is current with the loan and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 8.600%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 8.60%. The loan was not modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property and reason for default is unable to be determined. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Oklahoma State. The following required state disclosures are missing from the loan file.
1. OK Title protection notice
2. Insurance Disclosure
3. NSF Fee Disclosure
4. Over-the-limit fees
5. Notice of Rights to Obtain a Security Freeze"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the Pro-title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of assignment has been completed. The current assignment is with xx, as Trustee of xx, which was recorded on xx/xx/2017.
No active judgments or liens have been found.
The combined taxes of 2019 have been in the total amount of $xxx
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2020. The current UPB reflected in the payment history is xx till the due date of xx/xx/2020.	Collections Comments:As per the collection comments as of xx/xx/2020, the borrower is current with the loan.
According to the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2020. The current UPB reflected in the payment history is xx till the due date of xx/xx/2020.
The reason for default is unable to be determined.
No evidences have been found regarding borrower occupancy and damages/repairs in the comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Required State Disclosures Section 32 Disclosure	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "This loan failed the HOEPA high cost xx APR threshold test. Loan Data: 12.034%, Comparison Data: 11.140% and Variance: +0.894%.
The annual percentage rate (APR) at consummation is 12.034%, which exceeds the yield of 3.140%, as of xxx5, 2009 on
10 year Treasury securities (the Treasury securities having comparable periods of maturity), plus 8.000 percentage points. The yield is as of the fifteenth day of the month immediately preceding the month of the application for extension of credit, which was received by the creditor on June 24, 2009.
Fees Included - Origination Fee 857.91, Tax Related Service Fee $xxxand Recording Service Fee $xxx

This loan also failed the timing of disclosure test due to one of the following findings:
The Sec. 32 (HOEPA) Disclosure Date indicates the creditor did not furnish the disclosure required by 12 CFR §226.32 at least three business days prior to the consummation of the high cost xx; or
The Sec. 32 (HOEPA) Disclosure Date was not provided."	* Sec 32 Disclosure not in file (Lvl 3) "Sec 32 disclosure is missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Loan Data: 11.450%, Comparison Data: 8.500% and Variance: +2.950%.
This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The loan is failing OH PLA Covered Loan APR Threshold Test. Loan data is 12.034% and comparison data is 11.140%. The variance is +0.894%.
Affirmative claims can be made within 3 years of origination and the Note date is xx/xx/2009. SOL has been expired."
* Missing Required State Disclosures (Lvl 2)     "The property is located in Ohio State. The following required State Disclosures are missing from the loan file:
1. Equal Credit Availability Notice.
2. Insurance Tying Disclosure.
3. Non-Deposit Insurance Disclosure."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrowers."		Critical	Fail	Pass	No Result	Fail	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the xx was originated on xx.
The chain of xx assignment has been completed. Currently, the xx assignment is with xx.
There is a civil judgment against the borrower in the favor of xx which was recorded on xx/xx/2009.
There is a Divorce judgment against the borrower in the favor of xx which was recorded on xx/xx/2004.
First and Second combined taxes of 2019 have been paid in the total amount of $xx.	The payment history dated as of xx/xx/2020 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 7.930%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections and currently in performing status.
The payment history dated as of xx/xx/2020 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 7.930%. The current unpaid principal balance is in the amount of xx.
No foreclosure proceedings have been found.
No bankruptcy filing has been found.
According to collection comment dated xx/xx/2018, the property had potential loss on xx/xx/2018. No further comments have been found.
Update:
As per comment dated xx/xx/2020, the borrower has been deceased on xx/xx/2011.
As per comment dated xx/xx/2024, the subject property has delinquent taxes for the first semi-annual installment of 2023 and the second semi-annual installment of 2020 in the total amount of $xxx16 with the good-through date of xx/xx/2024. The tax office has been advised no foreclosure process has begun on the subject property.
As per comment dated xx/xx/2023, the subject loan seems modified, and details of the loan modification are unable to determined.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing form loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx. in the amount of xx which was recorded on xx/xx/2009 with the Book/Page# xx.

The chain of assignment has been complete. The loan is currently assigned with xx, As Trustee of xx which was recorded on xx/xx/2018.
There is Medical lien against the borrower xx in the favor of xx
Which was recorded on xx/xx/2012, however the amount is $xxx is Judgment against the borrower xx in the favor of xx for the amount of xx.00 which was recorded on xx/xx/2014.
The combined annual taxes for the year of 2019 have been paid in the amount of $xxxo delinquent taxes have been found for the prior year.

The review of payment history as of xx/xx/2020 the borrower is making the payment regular and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The current P&I is $xxx and the rate of interest is 10.400%. As per the payment history, the current UPB is in the amount of xx.	Collections Comments:The review of the collection comment as of xx/xx/2020, shows that the borrower is performing with the loan and borrower is making the payment regular and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The current P&I is $xxx and the rate of interest is 10.400%. As per the payment history, the current UPB is in the amount of xx.
The loan has not been modified since origination.
No comments have been found regarding the reason for default.
The current employment of the borrower and job type is unable to determine from servicing comment and in the loan files.
There is no post-origination bankruptcy record has been found. No evidences have been found regarding the foreclosure proceedings on the subject property in the servicing comments.
According to the collection comment dated xx/xx/2019, the disaster area has been declared .As per collection comments; the borrower intends to keep the property. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Itemization of fees and estimated HUD-1 are also missing from the loan file."
* Lost Note Affidavit (Lvl 3) "Lost note affidavit was found in the loan file located at xx stating that original note was misplaced, lost or destroyed. A Copy of Note is located at xx	* Application Missing (Lvl 2) "The final loan application is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file.

1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Service transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx.xxhe chain of assignment is complete.
Active judgments and liens found pending are as follows:
There are two Muni/City/Code Liens in the total amount of xx held by xx and recorded on xx/xx/2007 and xx/xx/2010.
There are six state tax liens which are in the amount of xx and filed by xx. There are two liens which were recorded on xx/xx/1995 and xx/xx/2005 which are before origination of xx/xx/2007.
However final title policy at origination doesn’t reflect these liens as open. Final HUD-1 is missing from the loan file. The rest of the four liens recorded on xx/xx/2009, xx/xx/2011, xx/xx/2016 and xx/xx/2019.
Annual xx taxes for the year of 2019-20 have been paid in the amount of $xxxlinquent taxes have been found for the prior years.
According to the payment history as of xx/xx/2020,the borrower is currently delinquent for 0 months. The last payment was received date is xx/xx/2020.The payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020.The P&I is in the amount of $xxxPITI is in the amount of $xxx reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in collection. According to the payment history as of xx/xx/2020,the borrower is currently delinquent for 0 months. The last payment was received date is xx/xx/2020.The payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020.The P&I is in the amount of $xxxPITI is in the amount of $xxx reflected as per the payment history is in the amount of xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx, the borrower xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2011. The plan was confirmed on xx/xx/2011. The POC was filed on xx/xx/2011, the POC amount is xx and the arrearage amount is $xxxse was discharged on xx/xx/2016.The schedule D of xxx dated xx/xx/2011 shows that the amount of claim without deducting the value of the collateral is $xxx the value of the collateral is $xxxever, the unsecured portion is $xxxding to the final trustee report dated 02/xx/16 debtor had paid xx Arrearage amount of $xxx	Loan Modification agreement was made between borrower and lender on effective date of xx/xx/2018.
The borrower had given promise to pay the UPB of xx with interest rate of 4.625% with P&I of $xxx fixed amortized type and it was beginning from first payment date on xx/xx/2019 and ends with the maturity date of xx/xx/2047.
Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And estimated HUD-1 and Fee itemization are also not available in the loan file."	* Application Missing (Lvl 2) "The final loan application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Illinois, following state disclosures are missing from the loan files
1.IL Collateral Protection Insurance Notice
2.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per review of latest updated title report dated xx/xx/2020 the subject xx was originated on xx.xx in favor of xx which was recorded on xx/xx/2005 under Bk/Pg# xx. The chain of assignment has been completed as the xx is currently with ‘xx as Trustee of xx. No active judgments or lien have been found against the borrower or subject property. No prior delinquent taxes have been found. The xx taxes for 2019 have been paid off in amount of $xxx	As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx interest rate of 5.125% and P&I $xxxthe due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history reflects current UPB in the amount of xx and deferred balance is in amount of $xxx	Collections Comments:Comment:
xx_comment history_xx
As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx interest rate of 5.125% and P&I $xxxthe due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history reflects current UPB in the amount of xx and deferred balance is in amount of $xxxcomments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.
As per xxx report borrower did not file bankruptcy since loan origination.
The comment dated xx/xx/2019 shows that subject property is occupied by owner and borrower’s intention is to keep property. The reason for default is curtailment of income.
As per xx report borrower did not file bankruptcy since loan origination.
No visible damages have been found.
The inspection report xx dated xx/xx/2018 shows that subject property was damaged and need paint to exterior window trim for this repair cost is $xxxther details have been found regarding damages in available collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2016 with new principal balance of xx. The borrower promises to pay the new modified P&I of $xxx the new fixed interest rate of 5.120% beginning from xx/xx/2019 to the new maturity date of xx/xx/2049.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are also missing from the loan file." * Lost Note Affidavit (Lvl 3) "Original note is damaged / lost, and lost note affidavit found in the loan file at locator xx. However a duplicate copy available in loan files."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of loan origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NC State. The following disclosures are missing from the loan file.
Credit Property Insurance Disclosure
Priority of Security Instrument Disclosure
Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure document is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$200.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx.31, with xx. The chain of assignment has been completed. No active liens and judgments The annual combined taxes of the year 2019 have been paid in the amount of $xxxxx/xx/2020. No prior year delinquent taxes have been found	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020. The payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is performing. According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment received date is xx/xx/2020. The payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx. As per comment dated xx/xx/2020, the reason for default is Curtailment of Income and the borrower intent to keep the property. As per the comment dated xx/xx/2020, the reason for default is curtailment is borrower’s income. However, unable to determine whether this curtailment in borrower’s income is due to Covid-19 or not. The borrower is current with the loan.
As per comment dated xx/xx/2018, borrower has filed a claim for ceiling damage in the amount of xx. As per comment dated xx/xx/2020, the property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final 1003 as well as 1008 is missing in the loan file , However the values are taken as note date and loan amount."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) ) The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan data xx Comparison data xx Variance -$xxx
This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan data xx Comparison data xx Variance -$xxx
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) ) The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per appraisal report the appraisal value is xx and the loan amount is xx. Therefore, LTV / LTV shows 105.386 % which exceeds 100%."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of South Carolina. The following required State Disclosure is missing in the loan file.
1. Agent Preference Disclosure
2. Casualty Insurance Disclosure
3. Manufactured Home Loan  Disclosures"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,311.64	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.xxfor the amount of xx which was recorded on xx/xx/2007.
The chain of assignment has been completed. Currently, the assignment is fromxx As trustee of xx trust which was recorded on xx/xx/2017.
No active judgments or liens found against the subject property or borrower.
First, second, third and fourth installments of combined taxes for the year of 2020 have been paid in the amount of $xxx/xx/2019, $xxx/xx/2019, $xxx/xx/2020 and $xxx/xx/2020.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is current with the loan and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxxinterest rate is 4.875%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxxinterest rate is 4.875%. As per the comment dated xx/xx/2018, there is 3 months forbearance plan for the amount of $xxxan was modified. As per the comment dated xx/xx/2018, the foreclosure was initiated in 2018 and the file was referred to attorney on xx/xx/2018. However, the foreclosure was put on hold due to loss mitigation. The comment dated xx/xx/2019; the foreclosure has been closed and dismissed. The borrower did not file bankruptcy. As per the comment dated xx/xx/2020, the borrower has impacted due to Covid-19. Currently the borrower has not working due to Covid-19. As per the comment dated xx/xx/2020, the reason for default is curtailment of income and the subject property is owner occupied. The borrower intends to keep the property. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Update:
As per comment dated xx/xx/2023, the subject loan seems modified with the maturity date as xx/xx/2059, and details of the loan modification are unable to determined.
As per comment dated xx/xx/2023, the subject property is occupied and the type of the occupancy has been undermined.
As per comment dated xx/xx/2023, the foreclosure is cancelled due to workout and type of workout has been undetermined.
Foreclosure Comments:As per the comment dated xx/xx/2018, the foreclosure was initiated in 2018 and the file was referred to attorney on xx/xx/2018. However, the foreclosure was put on hold due to loss mitigation. The comment dated xx/xx/2019; the foreclosure has been closed and dismissed.
Bankruptcy Comments:Not Applicable	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2019 between the borrower xx and lender xx. As per the modified terms, the new principal balance is xx with the deferred principal balance is xx and the interest bearing principal balance is xx. The borrower has promised to pay in the amount of $xxx the interest rate of 4.875% beginning on xx/xx/2019 till maturity date of xx/xx/2042. The balloon payment is xx.	Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxA Foreclosure Rescission Finance Charge Test: FAIL  The loan data is xx, the comparison data is  xx  and the variance is -$xxx Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file.
1. Lead-Based Paint Disclosure
2. xx Loan Application Disclosure
3. Carbon Monoxide Alarms
4. MA Smoke Detector Certificate
5. Notice of the Specific Reason for Denial of Credit
6. Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.68, with xx. with Instrument# xx Book/Page# xx.
 The chain of assignment has been completed. The current assignment is with xx, as Trustee of xx its successors and assigns recorded on xx/xx/2018 with Instrument# xx | Book/Page# xx.
There are 3 state tax liens against the borrower in the favor of Ohio Department of Taxation. First state tax lien in the amount of xx recorded on xx/xx/2013 with case# xx. Second state tax lien in the amount of xx recorded on xx/xx/2018 with case# xx and third state tax lien in the amount of xx recorded on xx/xx/2019 with case# xx

1st and 2nd combined taxes for the year of 2020 are paid on xx/xx/2020 in the amount of $xxx	According to the payment history as of xx/xx/2020, the borrower is performing with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the comment history, the borrower is performing with the loan.
According to the payment history as of xx/xx/2020, the last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
As per the comments dated xx/xx/2019, the subject property is located in a major disaster area and disaster declared on xx/xx/2019, there is no evidence has been found of damage or repairs in the latest servicing comments.
 As per the comments dated xx/xx/2018, the reason for default is excessive obligations. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No information pertaining to bankruptcy has been found. No foreclosure activity has been found.  No comments have been found regarding Covid-19 impact in the latest servicing comments.

Update:
No additional information found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	3: Curable	* Lost Note Affidavit (Lvl 3) "As per lost note affidavit located at xx shows original note has been lost or damaged. However, there is a copy of note available in loan file under doc locator xx."	* Application Missing (Lvl 2) "Loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the discount fee test.
Discount Fee Test: FAIL   Loan Data $xxx59, Comparison Data $xxx43, Variance +$xxx."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Discount Fee Test: FAIL   Loan Data $xxx59, Comparison Data $xxx43, Variance +$xxx.
This loan failed the discount fee test. The sum of all discount points is greater than 2% of the original principal amount. Discount points means any charges, whether or not actually denominated as "discount points," that are paid by the seller or the buyer of residential real property to a residential xx lender or that are deducted and retained by a residential xx lender from the proceeds of the residential xx. "Discount points" does not include the costs associated with settlement services as defined in RESPA."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Ohio. The following required State Disclosure is missing in the loan file.
1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
3. Non-Deposit Insurance Disclosure"
								* ROR not hand dated by borrower(s) (Lvl 2) "Right of Rescission is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx. for the amount of xx which was recorded on xx/xx/2008.
The chain of the assignment has been completed and currently the assignment is with xx, as Trustee of xx.
No active liens or judgment found.
Combined first to fourth installment taxes for the year 2020 have been paid in the amount of $xxx, any prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and next due date is xx/xx/2020 in the amount of $xxx with an interest rate of 9.400%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan present status is performing.
According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and next due date is xx/xx/2020 in the amount of $xxx with an interest rate of 9.400%. The new UPB is reflected in the amount of xx.
The loan was not modified since origination.
The borrower did not filed bankruptcy yet.
The foreclosure activity has not been found.
The subject property is owner occupied. No, any damage and repairs have been.
The comment does not show any Covid-19 impact.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State Massachusetts which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD”."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated hud-1 and Itemization are missing from the loan files."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.24, in favor of xx recorded in Instrument# | Book/Page# xx.
The chain of assignment has been completed. The current assignment is with xx, as Trustee of xx.
No active mortgages, liens, and judgments have been found.
Annual xx taxes for the year 2019 have been exempted.	As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx with an interest rate of 10.88%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current loan status is performing. As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2020. The current UPB reflected as per the payment history is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
The reason for default, subject property occupancy is not mentioned in collection comments. The borrower's intention is to keep the property.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No comments have been found regarding Covid-19 impact.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2006. The POC was filed on xx/xx/2006 with secured claim in the amount of xx. The plan was confirmed on xx/xx/2008. The debtor was supposed to pay the trustee $xxxr 60 months under Chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx00. There is no comment indicating a cram-down. The xxx was filed on xx/xx/2009 and order was granted on xx/xx/2010. The bankruptcy was discharged on xx/xx/2011.	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file."
* Lost Note Affidavit (Lvl 3) "The Lost Note Affidavit was found from the loan file. The Lost Note Affidavit was executed on xx/xx/2018. The Lost Note Affidavit is located at xx"	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.xxn the amount of xx which was recorded on xx/xx/2007 with the Book/Page# xx.

The chain of assignment has been complete. The loan is currently assigned with xx, As Trustee of xx which was recorded on xx/xx/2017.
There are no judgments and liens against the borrower and the subject property.
Combined annual tax for the year 2019 has been paid in the amount of $xxxxx/xx/2019.	The review of payment history as of xx/xx/2020 the borrower is making the payment regular and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxhe due date of xx/xx/2020. The current P&I is $xxxthe rate of interest is 4.875%. As per the payment history, the current UPB is in the amount of xx.	Collections Comments:The review of the collection comment as of xx/xx/2020 reveals that the loan is in collection. The borrower is making the payment regular and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxhe due date of xx/xx/2020. The current P&I is $xxxthe rate of interest is 4.875%. As per the payment history, the current UPB is in the amount of xx.
The collection comment dated xx/xx/2019; the reason for default is Excessive obligation. The latest collection comment does not reflect the information regarding borrower current employment.
According to the modification agreement, the loan was modified on xx/xx/2019 between the borrower xx and the servicer xx. As per the modified term, the new principal balance is xx out of which the deferred balance is $xxxthe interest bearing amount is xx.
The review of the collection comment shows no indication of post-closing foreclosure activity. According to the xx report, the borrower “xx had filed for bankruptcy under Chapter-7 with case#xx on xx.xxhe debtor was discharged on xx/xx/2010 and the case was terminated on xx/xx/2010.
According to the collection comments, the borrower intends to keep the property. As per the collection comments, the subject property is owner occupied. The latest collection comment does not reflect the current property condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx report, the borrower xx had filed for bankruptcy under Chapter-7 with case#xx on xx.xxe debtor was discharged on xx/xx/2010 and the case was terminated on xx/xx/2010.	According to the modification agreement, the loan was modified on xx/xx/2019 between the borrower xx and the servicer xx. As per the modified term, the new principal balance is xx out of which the deferred balance is $xxxthe interest bearing amount is xx. The borrower promises to pay P&I in the amount of $xxx an interest rate of 4.875%, beginning from xx/xx/2019. The maturity is xx/xx/2037. The modification has Balloon provision and balloon payment amount is xx.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Itemization of fees and estimated HUD-1 are also missing from the loan file."
* Lost Note Affidavit (Lvl 3) "Lost note affidavit was found in the loan file located at xx stating that original note was misplaced, lost or destroyed. A Copy of Note is located at xx.	* Application Missing (Lvl 2) "The final loan application is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia State. The following required state disclosures are missing from the loan file.
1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer disclosure is missing from loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business Disclosure is missing from loan files."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx, in favor of xx. recorded in Instrument# | Book/Page# xx. The chain of assignment has been completed. The current assignment is with xx, as Trustee of xx. There is a junior xx against the property which was originated on xx.xx, in favor of xx. recorded in Instrument# | Book/Page# xx. No prior year delinquent taxes have been found.	As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for due date xx/xx/2020. The current P&I is in the amount of $xxxcurrent PITI is in the amount of $xxx an interest rate of 3.875%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current loan status is performing. As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for due date xx/xx/2020. The current UPB reflected as per the payment history is in the amount of xx.
The loan was modified on xx/xx/2018 between the borrower xx and lender xx. The new modified principal balance as per modification is in the amount of xx of which interest-bearing amount is xx and the deferred balance is $xxxdified interest rate is 3.875% and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2018. The maturity date as per modification is xx/xx/2038.
The reason for default is excessive obligations. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No foreclosure details are available from the loan file or collection comments.
As per the collections comment dated xx/xx/2019, the borrower stated the RFD as emergency house repairs. No other details are available regarding damage.
No comments have been found regarding Covid-19 impact.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2018 between the borrower xx and lender xx. The new modified principal balance as per modification is in the amount of xx of which interest-bearing amount is xx and the deferred balance is $xxxdified interest rate is 3.875% and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2018. The maturity date as per modification is xx/xx/2038. This loan was modified once.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State “Massachusetts” which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.39 which was recorded on xx/xx/1997 with Book/Page# xx.
The chain of the assignment has been completed. The last assignment is with xx, As Trustee of xx which was recorded on xx/xx/2017.
No active judgments or liens have been found against the subject property/the borrower.
Combined annual taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2020. No prior year's delinquent taxes have been found.
According to the latest payment history as of xx/xx/2020, the loan is currently performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The UPB as per the payment history is reflected in the amount of xx. The current interest rate is 8.000% and P&I is $xxx.	Collections Comments:The loan is currently performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The UPB as per the payment history is reflected in the amount of xx. The current interest rate is 8.000% and P&I is $xxx. No foreclosure/bankruptcy activity has been found. The loan has not been modified since the origination. Current employment of the borrower and job type is unable to be determined from servicing comment.
Current occupancy of the subject property is unable to be determined from the collection comment. No comment pertaining damage to the subject property has been observed. No latest xxx Report is available in the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated Hud-1 and itemization are missing from the loan file."
* Lost Note Affidavit (Lvl 3) "Lost note affidavit has been found in the loan file located at xx which states that original note has been lost or misplaced. Duplicate copy of note is available in the loan file."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Mexico state. Freedom to Choose InsuranceCompany and InsuranceProfessional disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2020, the subject xx has originated on xx.
The chain of assignment is completed. The current assignee is xx, As Trusteeof xx.
There is child support lien recorded on xx/xx/2017 in the amount of xx in the favor of xx.
The Combined annual taxes for the year of 2019 have been paid in the amount of $xxx	As per the latest payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current unpaid principal balance is xx.	Collections Comments:The loan is performing. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current unpaid principal balance is xx.
The loan has not been modified since origination.
The borrower has not filed the bankruptcy.
No details have been found regarding foreclosure.
No any damages have been found to the subject property. The subject property is owner occupied. No comment found stating that the borrowers income is impacted due to Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1 along with estimated HUD-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final loan application along with the initial application is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Origination appraisal is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing in the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020 the subject xx was originated on xx. recorded on xx/xx/2005. The chain of assignment is complete.
There is one civil judgments open against the borrower, in the amount of xx which was recorded on xx/xx/2007 in favor of xx.
Annual xx taxes for the year of 2020 have been paid in the amount of $xxxdelinquent taxes have been found for the prior years.
The payment history dated xx/xx/2020 shows that the borrower is delinquent for 0 month and next payment due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The current UPB is in the amount of xx.	Collections Comments:The loan is in collection.
The payment history dated xx/xx/2020 shows that the borrower is delinquent for 0 month and next payment due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The current UPB is in the amount of xx.
Borrower had filed bankruptcy under chapter-7 with the case#xx on xx/xx/2010 and Bankruptcy was discharged on xx/xx/2010 and was terminated on xx/xx/2010.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower had filed bankruptcy under chapter-7 with the case#xx on xx/xx/2010 and Bankruptcy was discharged on xx/xx/2010 and was terminated on xx/xx/2010.	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Note Origination Appraisal Right of Rescission	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "Note and loan modification/AOT/COT are also missing from the loan file. However, the values are updated from lost note affidavits and tape data."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And estimated HUD-1 and Fee itemization are also not available in the loan file."
* Lost Note Affidavit (Lvl 3) "Lost note affidavit dated xx/xx/2016 was found in the loan file located at xx as original note was misplaced, lost or destroyed."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.xxhain of assignment has been completed. Currently, the xx is with xx, As Trustee Of xx which was recorded on xx/xx/2018.
No active judgments and liens have been found.
Annual taxes for the year of 2019 have been paid in the amount of $xxxrior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2020. The UPB is xx. The current P&I is $xxxPITI is $xxx	Collections Comments:The present status of the loan is in performing and the payment is due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2020. No records for foreclosure and bankruptcy have been found.
The RFD is unable to be determined. The borrower intends to keep the property. As per the comment dated xx/xx/2020, the property is owner occupied.
No repairs and damages have been found. No comments have been found stating the borrower’s income has been impacted by Covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This Adjustment of terms was done with xx and the lender xx on xx/xx/2009.
The UPB is xx. The borrower promises to pay P&I in the amount of $xxx rate of 2.58%, beginning from xx/xx/2009. The maturity is xx/xx/2049. There is a deferred balance in the amount of $xxx	Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx, Comparison Data xx and Variance -$xxxA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx, Comparison Data xx and Variance -$xxxA APR Test: FAIL Loan Data xx Comparison Data xx and Variance -1.044%"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx, Comparison Data xx and Variance -$xxx Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx, Comparison Data xx and Variance -$xxx APR Test: FAIL Loan Data 13.250%, Comparison Data 14.294% and Variance -1.044%

This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxloan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR
§226.23(h) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxs loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 14.294%. The disclosed APR of 13.250% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file,

1. Explanation of Personal Obligation
2. Marital Property Act Disclosure
3. Pre-Application Fee Disclosure
4. Choice of Insurance Disclosure
5. Escrow Disclosure
6. Co-Signer Notice
7. Tattle Tale Notice under the Marital Property Act"
								* ROR not hand dated by borrower(s) (Lvl 2) "The ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable

As per the review of Updated title report dated xx/xx/2020, the loan was originated on xx.21 which was recorded on xx/xx/2008.
The chain of assignment has been completed. Currently, the assignment is from xx to xx.
There is one junior civil judgment against the property in the favor of xx. in the amount of xx which was recorded on xx/xx/2009.
Annual combined taxes of the year 2019 have been exempt.
No prior years of delinquent taxes have been found.

As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 6.679%. The UPB as per payment history is in the amount of xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 6.679%. The UPB as per payment history is in the amount of xx.
The adjustment to the terms of note was made in 2012.

As per xx report, the borrower xx had filed bankruptcy under Chapter 13 with the Case #xx on xx/xx/2014. The plan was confirmed on xx/xx/2015. The POC was filed by the creditor xx on xx/xx/2014 with secured claim amount of xx and the arrearage amount is $xxxer Trustee’s final report dated xx/xx/2019, the borrower had paid the arrearage in the amount of $xxxs per the Schedule-D of xxx dated xx/xx/2017, the amount of claim is xx and the value of property is xx. As per chapter-13 plan dated xx/xx/2014, the debtor sxxpay the trustee $xxx monthly for 60 months. The plan was discharged on xx/xx/2019. The case was terminated on xx/xx/2019.
The details regarding the post-closing bankruptcy have not been found.
As per comment dated xx/xx/2018, the subject property is occupied by an Unknown party. No comments were indicating damages and repairs to the subject property.

Update:
No additional information found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xx report, the borrower xx had filed bankruptcy under Chapter 13 with the Case #xx on xx/xx/2014. The plan was confirmed on xx/xx/2015. The POC was filed by the creditor xx on xx/xx/2014 with secured claim amount of xx and the arrearage amount is $xxxer Trustee’s final report dated xx/xx/2019, the borrower had paid the arrearage in the amount of $xxxs per the Schedule-D of xxx dated xx/xx/2017, the amount of claim is xx and the value of property is xx. As per chapter-13 plan dated xx/xx/2014, the debtor sxxpay the trustee $xxx monthly for 60 months. The plan was discharged on xx/xx/2019. The case was terminated on xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Origination Appraisal Right of Rescission	3: Curable	* Lost Note Affidavit (Lvl 3) "Lost note affidavit is found in the loan file at locator xx which states the original note was lost. The duplicate copy of note is located in the same file."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing form loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing form loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing form loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.94 which was recorded on xx/xx/2009.
The chain of the assignment has been completed and currently the assignment is with xx, as Trustee of xx which was recorded on xx/xx/2017.
No, any active liens and judgments have been found.
Taxes shows as Follow.
According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with an interest rate of 11.18%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan present status is performing.
According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with an interest rate of 11.18%. The new UPB is reflected in the amount of xx.
As per the comment dated xx/xx/2019, the reason for default is borrower had deceased.
The loan was not modified since origination.
The borrower did not file bankruptcy yet.
The foreclosure details have not been found.
The subject property is owner occupied. No, any damage and repairs have been found.
The comments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.

Update:
No additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home not Affixed. As per the appraisal report dated xx/xx/2009 which is located at xx, the subject property type is manufactured home. According to the updated title report dated xx/xx/2020, the subject property type is manufactured home and the tax certificate shows the separate tax assessment for land and improvements. However, the Affidavit of Affixation is not available in the loan file. Also, the Final title policy does not show the any ALTA endorsement for this manufactured housing xx. It is unable to confirm whether subject property is affixed to the land."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Alabama State. The Choice of Insurer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx which was recorded on xx/xx/2008 with xx. The chain of assignment has been completed. Currently, the assignment is with xx, As Trustee of xxx xx xxx A which was recorded on xx/xx/2018. There is no judgment/lien has been found against the borrower/property. Annual xx taxes for 2019 have been paid in the amount of $xxx/xx/2020. No prior delinquent taxes have been found.	As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx interest rate of 4.625% and P&I $xxxthe due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history reflects current UPB in the amount of xx and deferred balance is $xxx	Collections Comments:Comment: xx_comment history_PRP016_05.26.2020 As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx interest rate of 4.625% and P&I $xxxthe due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history reflects current UPB in the amount of xx and deferred balance is $xxxomments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower. No comments have been found regarding foreclosure proceedings. As per xx report borrower did not file bankruptcy since loan origination. According to comment dated xx/xx/2019, the subject property is reported as damaged due to Wind/Hail on xx/xx/2019 with claim amount is xx. Comment dated xx/xx/2019 states final draw issued to xx, received check xx in the amount of xx on xx/xx/2019. No detailed information is available in the latest 24 months servicing comment that confirm the current status of repairs. As per comment dated xx/xx/2019, subject property is occupied by owner and borrower’s intention is to keep property. The comment dated xx/xx/2019 shows that reason for default is illness of borrower. The loan modification agreement was made between borrower xx and Lender xx, As Trustee of xx on xx/xx/2019 with the new modified unpaid principal balance xx. From UPB, the principal balance was deferred in the amount of $xxxthe interest bearing amount is xx. The new modified rate is 4.625 % and borrower promises to pay P&I in the amount of $xxx began on xx/xx/2019 with the maturity date of xx/xx/2023. Reason for Modification is Financial Hardship.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrower xx and Lender xx, As Trustee of xx on xx/xx/2019 with the new modified unpaid principal balance xx. From UPB, the principal balance was deferred in the amount of $xxxthe interest bearing amount is xx. The new modified rate is 4.625 % and borrower promises to pay P&I in the amount of $xxx began on xx/xx/2019 with the maturity date of xx/xx/2023. Reason for Modification is Financial Hardship.	Credit Application Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan is failing for TX Constitution A6 Required Fees Test. Total fee charged is $xxxallowed is $xxxver it is over by $xxxer to be refunded $xxx-charged fees to Cure.
Fees Included-
Loan Origination Fee $xxxaisal Fee $xxxedit Report Fee $xxxle Examination Fee $xxxrney's Fee $xxxrding Fee $xxxer statute, the SOL of 4 years has expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.  TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data: xx Comparison Data: xx Variance: -$xxxe finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxissing Appraisal (Lvl 2)     "Appraisal report at the time of loan origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosures are missing in the loan file. 1. TX Loan Agreement Notice 2. Commitment Requirement/Anti-Tying 3. TILA Disclosures in Spanish 4. Home Equity Consumer Disclosure 5. Home Equity Loan Interest and Fees Preclosing Disclosure   6. Home Equity Loan Copies of Documents 7. Home Equity Loan Rescission Notice 8. Fair Market Value of Homestead Property Acknowledgment 9. Home Equity Loan Notice of Address for Borrower Notification of Violation xx.xxhoice of Insurance Notice 11. Collateral Protection Insurance Disclosure 12. Non-Deposit Investment Product Disclosure Are there any promotional materials? 13. Insurance Solicitation/Post Commitment Requirement"
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The Updated title report dated xx/xx/2020 shows that the xx was originated on xx.xxhe subject xx was recorded on xx/xx/2007 with the instrument # xx. The chain of the assignment has been completed. The current assignment is with xx, As Trustee of xxx xx xxx A. There is a civil judgment active against the borrower in the amount of xx in favor of xx, xxx The annual installments of xx taxes for the year 2019 have been paid in the amount of $xxxcurrent ownership is vested in the name of xx.	Review of payment history as of xx/xx/2020 states that, the borrower is current with the loan and the next due for regular payment is xx/xx/2020. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxxthe due date of xx/xx/2020. The UPB as of the date is in the amount of xx.	Collections Comments:The review of comment history shows that the borrower is current with the loan. The comment history dated xx/xx/2019 states that the property had damaged. The date of loss is xx/xx/2017 and claim number is xx. The check of amount xx was disbursed on xx/xx/2018. As per comment history dated xx/xx/2019, the contractor is only working on roof repairs and not on interior repairs. The repairs are done 100%. The next due for regular payment is xx/xx/2020. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxxthe due date of xx/xx/2020. The UPB as of the date is in the amount of xx. The loan was modified on xx/xx/2017 with new principal balance of xx out of which xxhas been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the new modified P&I of $xxx the new fixed interest rate of 3.875% beginning from xx/xx/2017 to the new maturity date of 0701/2037.
Update:
As per servicing comment dated xx/xx/2023, the property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2017 with new principal balance of xx out of which xx has been deferred and the new interest bearing amount is xx. The borrower promised to pay the new modified P&I of $xxx the new fixed interest rate of 3.875% beginning from xx/xx/2017 to. The new maturity date is 0701/2037.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Loan Program Info Disclosure Missing Dicsloures Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 settlement statement is missing from loan file. The itemization or estimated HUD-1 is also not found."	* Application Missing (Lvl 2) "Application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan files."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
* Missing Required Disclosures (Lvl 2)     "The property is located in state of Florida. The following required State Disclosures are missing in the loan file.
1. Anti-Coercion Notice
2.Radon Gas Disclosure
3.Insurance Sales Disclosure"
* Operative index value is unable to confirm (Lvl 2)     ""The operative index value is unable to be determined from the available loan files. ""
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan files."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.90 with xx. with Instrument#| Book/Page#xx The chain of assignment is complete. Currently, xx is with xx recorded on xx/xx/2018. There are no active mortgages, liens and judgments. 1st installment of xx taxes for the year 2019 is paid in the amount of $xxxxx/xx/2020. 1st installment of xx taxes for the year 2018 is paid in the amount of $xxxxx/xx/2019. 2nd installment of xx taxes for the year 2018 is paid in the amount of $xxxxx/xx/2019.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied to date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx	Collections Comments:The loan is performing. According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied to date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx
According to the modification, the loan was modified on 9/xx/2019f between the borrower xx. The new modified principal balance as per modification is in the amount of xx. There is no deferred balance.  The interest rate starting at 7.000 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2019. The maturity date as per modification is xx/xx/2057. This loan was modified once.
The reason for default is unable to determine from available servicing comments. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
Current employer, job type and length of employment of borrower are not available in servicing comments.
No evidence of foreclosure found in servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to thexx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2015. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; hence unsecured portion is the amount of xx. As per amended chapter 13 plan dated 0xx/xx/2015, borrower promise to pay $xxx for 42 months. The chapter 13 trustees final report was filed on xx/xx/2019. The debtor was discharged on xx/xx/2019 and the case was terminated on xx/xx/2019.	According to the modification, the loan was modified on 9/xx/2019f between the borrower xx and xx. The new modified principal balance as per modification is in the amount of xx. There is no deferred balance. The interest rate starting at 7.000 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2019. The maturity date as per modification is xx/xx/2057. This loan was modified once.	Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "1003 final loan application is missing in loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Disclosed APR High-Cost Threshold Exception Test: Result: FAIL Loan Data: 11.000% Comparison Data: 10.780% Variance: +0.220%"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the disclosed APR high-cost threshold exception test."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file. 1. IL Collateral Protection Insurance Notice 2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx in favor of xx.
The chain of assignment is completed as the latest assignment is to xx, as Trustee of xx recorded xx/xx/2018.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
There is an active senior/prior xx of record in the amount of xx in favor of xx and which was dated xx/xx/1987 and recorded on xx/xx/1987.   This prior xx is not showing in schedule-B of Final Title Policy as an exception to the policy.  A payoff is not showing on the Final HUD-1 for this prior xx.  No recorded copy of release or satisfaction has been found in the updated title report. A possible title claim can be filed.
There are 2 parcels.  The Annual Tax Amount for Parcel # xx reflects xx and the following is the status of the taxes:
The 2019 xx Taxes 1st half was paid xx/xx/2020 in the amount of $xxxe 2019 xx Taxes 2nd half is due by xx/xx/2020 in the amount of $xxxe Annual Tax Amount for Parcel # xx reflects $xxxhe following is the status of the taxes:
The 2019 xx Taxes 1st half was paid on xx/xx/2020 in the amount of $xxxe 2019 xx Taxes 2nd half is due by xx/xx/2020 in the amount of $xxx	Review of updated payment history as of xx/xx/2020 reflects the loan is current and next due for the xx/xx/2020 payment. The last payment was made in the amount of $xxxwas applied to the xx/xx/2020 payment. The current UPB per the payment history reflects in the amount of xx. A Due Date Change Rexx Form was located in the file under xx that is dated xx/xx/2010 and shows the borrower received authorization to change the current due date from the 27th of each month to the 5th of each month.	Collections Comments:Review of updated payment history as of xx/xx/2020 reflects the loan is current and next due for the xx/xx/2020 payment. The last payment was made in the amount of $xxxwas applied to the xx/xx/2020 payment. The current UPB per the payment history reflects in the amount of xx. A Due Date Change Rexx Form was located in the file under xx that is dated xx/xx/2010 and shows the borrower received authorization to change the current due date from the 27th of each month to the 5th of each month.
The loan was modified on xx/xx/2010 with new principal balance of xx with an additional deferred amount of xx.  The borrower promises to pay a P&I payment in the amount of $xxx the new fixed interest rate of 2.00% beginning from xx/xx/2010 until the maturity date of xx/xx/2050.
The RFD provided xx/xx/2019 and xx/xx/2019 reflects Illness of Mortgagor.  Borrower advised the account fell behind because he was making the tax & insurance payments directly and the servicer was making them too; borrower advised it is now resolved.
There is no indication of any post origination bankruptcy filings or any current foreclosure activity.
The servicing comments provided do not reflect any property damages.  The property is owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2010 with new principal balance of xx with an additional deferred amount of xx. The borrower promises to pay a P&I payment in the amount of $xxx the new fixed interest rate of 2.00% beginning from xx/xx/2010 until the maturity date of xx/xx/2050.	Credit Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Both the Initial and Final Loan Applications are missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The Compliance Risk Indicator is Moderate due to failing the TILA Foreclosure Rescission Finance Charge Test and the Documentation Type Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The Compliance State Regulations Test failed due to the Documentation Type.  This loan failed the documentation type test.xx The loan's document type is "No Documentation," "No Asset Verification," "No Asset or Income Verification," "No Income Verification," or "Reduced," or the document type is not provided. PLEASE NOTE: This result is not a determination that the licensee verified the borrower's ability to repay a residential xx loan based on Public Act 095-0691.  The applications were missing from the file therefore used No Documentation as the Doc Type.  Additionally, the tape data also reflects as No Documentation."
								* ComplianceEase TILA Test Failed (Lvl 2) "TILA Foreclosure Rescission Finance Charge Test: FAIL. Loan Data: xx; Comparison Data: xx; Variance: -$xxxThis loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) ) The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxOR not hand dated by borrower(s) (Lvl 2) "The ROR is not hand dated by the borrowers. The date was typed/printed on the document."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of Updated Title Report dated xx/xx/2020 reveals that subject xx was originated on xx.04 by xx and it was recorded on xx/xx/2006.
The chain of assignment is completed as the subject xx is currently assigned to xx, As Trustee of xx and this assignment was recorded on xx/xx/2018.
The subject xx is currently in first lien position.
According to Quitclaim Deed dated xx/xx/2015 located at xx#xx the subject property has been transferred from the borrowers xx  The Updated Title Report does not show this Quitclaim as the current owners of record still shows the original borrowers (xx) as the property owners.
The following junior active liens and judgment are available in the updated title report:
1. There are two civil judgments in the updated title report against the borrower xx in the total amount of xx in favor of xx and this judgment were recorded on xx/xx/2006 and xx/xx/2007.
2. There is an active civil judgment in the updated title report against the borrower xx in the total amount of xx in favor of xx which was recorded on xx/xx/2008.
3. There is an active xx judgment in the updated title report against the co-borrower xx in the amount of xxin favor of xx which was recorded on xx/xx/2013.
The annual combined taxes for the year 2019 were paid on xx/xx/2019 in the amount of $xxx	Review of updated Payment History as of xx/xx/2020 reveals that loan is current and next due for the xx/xx/2020 payment. The last payment was received on xx/xx/2020 in the amount of $xxx and was applied to the xx/xx/2020 payment. The UPB per the payment history reflects in the amount of xx.	Collections Comments:Review of updated Payment History as of xx/xx/2020 reveals that loan is current and next due for the xx/xx/2020 payment. The last payment was received on xx/xx/2020 in the amount of $xxx and was applied to the xx/xx/2020 payment. The UPB per the payment history reflects in the amount of xx.
The loan has been modified at least twice since origination; on xx/xx/2012 with the latest  effective xx/xx/2019 with a new principal balance of xx to a fixed rate of 5.75% with a P&I payment of $xxx beginning xx/xx/2019 until the new maturity date of xx/xx/2042.
The borrower xx, is deceased; date of death is xx/xx/2019.  xx was located in the file under xx.
Servicing comment dated xx/xx/2020 states that reason behind borrower's prior default in making payment is due to excessive obligations.  The subject property is owner occupied.
According toxx had filed bankruptcy under chapter 13 with case# xx on xx/xx/2018. POC was filed by the creditor on xx/xx/2018 with the secured claim in the amount of xx and arrearage in the amount of $xxx63. Chapter 13 plan was filed on xx/xx/2018 and it was confirmed on xx/xx/2018. According to this confirmed plan subject creditor's pre xx arrearage sxxbe paid through the bankruptcy in the amount of xx. xxx was filed by the creditor on xx/xx/2018 and order was granted on it on xx/xx/2018.  The debtors were dismissed on xx/xx/2019 for failure to make plan payments and the bankruptcy case was terminated on xx/xx/2019.
Servicing comments dated xx/xx/2019 show a Insurance Claim xx for Water damages with a Date of Loss of xx/xx/2019.  RCV: xx Depreciation: 0.00 Loss Amount: xx.  Carrier Name: xx.  Net Claim: xx.  The loan was current at the time the loss was reported therefore the check was endorsed and sent to borrower.  The repairs needed were not provided in the comments.  Need confirmation repairs were completed.
Prior to the loan being modified, the loan was in Foreclosure and was closed and billed on xx/xx/2019.  The foreclosure referral and approval was completed on xx/xx/2017. Foreclosure summons and complaint was filed on xx/xx/2017. Foreclosure judgment hearing date was schedule for the xx/xx/2018 and final judgment was entered on the date of the hearing.  Foreclosure sale date was set for xx/xx/2019 however foreclosure proceedings were placed on hold due to loss mitigation as the borrower was making trial plan payments for a Loan Modification.  Co-borrower made 6 trial plan payments then the Modification was approved; the Final Executed Mod Docs were received by the servicer on xx/xx/2019.
Per servicing comment dated xx/xx/2019; the property appraised at $xxx/3rds is $xxx
Foreclosure Comments:Prior to the loan being modified, the loan was in Foreclosure and was closed and billed on xx/xx/2019.  The foreclosure referral and approval was completed on xx/xx/2017. Foreclosure summons and complaint was filed on xx/xx/2017. Foreclosure judgment hearing date was schedule for the xx/xx/2018 and final judgment was entered on the date of the hearing.  Foreclosure sale date was set for xx/xx/2019 however foreclosure proceedings were placed on hold due to loss mitigation as the borrower was making trial plan payments for a Loan Modification.  Co-borrower made 6 trial plan payments then the Modification was approved; the Final Executed Mod Docs were received by the servicer on xx/xx/2019.
Per servicing comment dated xx/xx/2019; the property appraised at $xxx/3rds is $xxx
Bankruptcy Comments:According to xx had filed bankruptcy under chapter 13 with case# xx on xx/xx/2018. POC was filed by the creditor on xx/xx/2018 with the secured claim in the amount of xx and arrearage in the amount of $xxx63. Chapter 13 plan was filed on xx/xx/2018 and it was confirmed on xx/xx/2018. According to this confirmed plan subject creditor's pre xx arrearage sxxbe paid through the bankruptcy in the amount of xx. xxx was filed by the creditor on xx/xx/2018 and order was granted on it on xx/xx/2018. The debtors were dismissed on xx/xx/2019 for failure to make plan payments and the bankruptcy case was terminated on xx/xx/2019.	The loan has been modified at least twice since origination; on xx/xx/2012 with the latest effective xx/xx/2019 with a new principal balance of xx to a fixed rate of 5.75% with a P&I payment of $xxx beginning xx/xx/2019 until the new maturity date of xx/xx/2042.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with fee itemization and estimated HUD-1 is missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Property is Manufactured Housing (Lvl 2)     "The appraisal report is missing from the file.  The property type per the tape data reflects Single Family.  The appraisal report dated xx/xx/2003 the property type is a Manufactured Home as the 'Design (Style)' under the 'General Description' section on the first page and the section to the right labeled 'Exterior Description' shows 'Yes' next to 'Manufactured House'.  The appraisal reflects the Foundation is Concrete Block.  Reviewing the photos provided with the report of the front view of the subject property, it appears as if the front porch with the columns is permanently attached."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form Disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "Missing the ROR for the subject loan transaction from the file."
								* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 2) "The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$4,411.55	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated and recorded on xx/xx/2002, in the amount of xx, in favor of xx. recorded in Instrument# | Book/Page# xx.
The chain of assignment has been completed. The current assignment is with xx.
There are 2 junior mortgages against the subject property. First was originated on xx.00, in favor of Delta Home Improvement recorded in Instrument# | Book/Page# xx. Second was originated on xx.57, in favor of Community xx. recorded in Instrument# | Book/Page# xx.
Annual xx taxes for the year 2019 have been exempted.	As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 8.239%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current loan status is performing. As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 8.239%. The current UPB reflected as per the payment history is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
The reason for default is excessive obligations. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No comments have been found regarding Covid-19 impact.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file."	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "The Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated Title Report reflects the subject xx is in 1st lien position.  The chain of assignment is complete.  The latest is assigned to xx, as Trustee of xx recorded xx/xx/2018.
There are no active judgments or liens of record.
The Annual Tax Amount reflects $xxx 2019 xx Annual Taxes were paid on xx/xx/2020 in the amount of $xxx.	Review of updated payment history as of xx/xx/2020 reflects the loan is current and next due for the xx/xx/2020 payment. The last payment applied was on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. It appears the borrower is currently on a deferred payment plan. The UPB provided on the payment history reflects in the amount of xx.	Collections Comments:Review of updated payment history as of xx/xx/2020 reflects the loan is current and next due for the xx/xx/2020 payment. The last payment applied was on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. It appears the borrower is currently on a deferred payment plan. The UPB provided on the payment history reflects in the amount of xx.
The servicing comments dated xx/xx/2020 reflect the property is owner occupied and borrower intent is to keep the property.
Comment dated xx/xx/2020 reflects an email was sent to the borrowers attorney stating the borrowers reached out to them advising they have been impacted by the Covid 19 Pandemic.  They are being placed on a forbearance plan for 3 months beginning with the xx/xx/2020 payment and the borrower is not required to make payments during this time.
The debtor xx had filed Bankruptcy under chapter-07 on xx/xx/2020 with the Case#xx.
The Schedule-D in xxx shows that the unsecured amount is $xxxout of secured claim in the amount of xx and the value of collateral is xx.  BK was discharged on xx/xx/2020.
The servicing comments provided reflect Reaffirmation was filed xx/xx/2020.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed Bankruptcy under chapter-07 on xx/xx/2020 with the Case#xx.
The Schedule-D in xxx shows that the unsecured amount is $xxxout of secured claim in the amount of xx and the value of collateral is xx.  BK was discharged on xx/xx/2020.
		The servicing comments provided reflect Reaffirmation was filed xx/xx/2020.	Not Applicable	Credit Application	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final loan application is missing from the loan file"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.
The chain of assignment has been completed. The last assignment is with xx which was recorded on xx/xx/2018.
There is a Water/Sewer lien against the subject property in the favor of xx, in the amount is $xxxch was recorded on xx/xx/2012.
Town annual tax for the year 2020 is due in the amount of $xxxon xx/xx/2020.
xx annual tax for the year 2020 is due in the amount of $xxxxx/xx/2020.
School annual tax for the year 2019/2020 has been paid in the amount of $xxxxx/xx/2020.

According to the review of payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2020. The current UPB reflected in the payment history is in the amount of xx till the due date of xx/xx/2020.	Collections Comments:As per the collection comments as of xx/xx/2020, the borrower is current with the loan.
According to the review of payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2020. The current UPB reflected in the payment history is in the amount of xx till the due date of xx/xx/2020.
The reason for default is decreased income.
The comment history dated xx/xx/2020, the subject property is owner-occupied.

Updated:
As per servicing comment dated xx/xx/2024, the 2023 school/town taxes have been delinquent in the amount of $xxx which were good through xx/xx/2024.
As per servicing comment dated xx/xx/2024, the 2023 school/xx taxes have been delinquent in the amount of $xxx.
As per servicing comment dated xx/xx/2024, the tax sale schedule on xx/xx/2025. Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. The Estimated HUD-1/Itemization/GFE is also missing from the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrowers."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2019 shows that the xx was originated on xx.31. The subject xx was recorded on xx/xx/2002 with the instrument # xx.  The chain of the assignment has been completed. The current assignment is with xx,  As Trustee of xx.
There is a junior xx active found in the amount of xx in favor of xx. It was originated on xx.
There are two state tax liens active in the amount of xx in favor of xx.
 The first, second and third installments of city taxes for the year of 2020 have been paid in the amount of $xxxxxnd $xxxpectively. The first and second installments of school taxes for the year 2020 are paid in the amount of $xxxeach respectively. The annual installments of xx taxes for the year of 2020 have been paid in the amount of $xxx current ownership is vested in the name of xx.
According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, which was applied to month xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The review of comment history shows that the borrower is current with the loan. The last payment was received on xx/xx/2020, which was applied to month xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
According to the Modification Agreement, the loan was modified on xx/xx/2019 and the new modified principal balance as per modification is in the amount of xx with interest rate starting at 4.625% and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2019. The maturity date as per modification is xx/xx/2028. This loan was modified once. The loan has balloon provision on maturity date of amount xx
The subject property has been occupied by the owner. The borrower's intention is to keep the property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the Modification Agreement, the loan was modified on xx/xx/2019 and the new modified principal balance as per modification is in the amount of xx with interest rate starting at 4.625% and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2019. The maturity date as per modification is xx/xx/2028. This loan was modified once. The loan has balloon provision on maturity date of amount xx	Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in xx State. The following state disclosures are missing from the loan file.

1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. xx Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative xx Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. xx Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
								17. Expiration of Lock-in or Commitment Period"		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. With the Instrument | Book Page# xx
The chain of assignment has been completed. The last assignment is with xx, As Trustee of xx which was recorded on xx/xx/2018.
There is a senior xx in the favor of xx as nominee for xx, which was originated on xx.00 with Instrument | Book/Page# xx.
There is a junior xx in the favor of xx which was originated on xx.15 with instrument/Book/Page# xx
No active judgments or liens have been found.
The annual installment of combined jurisdiction tax of 2019 has been paid in the amount of $xxxxx/xx/2019.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected is in the amount of xx.

Collections Comments:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected is in the amount of xx.
The loan modification agreement was made between (borrower) xx and (Lender) xx on xx/xx/2019.
As per the comment dated xx/xx/2019 the reason for default is an excessive obligation.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
As per the comment dated xx/xx/2020, the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Updated:
No additional information found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between (borrower) xx and (Lender) xx on xx/xx/2019.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 3.875% and new P&I is in the amount of $xxx beginning from xx/xx/2020. The maturity is xx/xx/2032. There is no provision for the balloon payment.	Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the NC rate spread home loan test. xx
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report.
While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file. 1. Amortization Schedule Disclosure 2. Credit Property Insurance Disclosure 3. Fee Agreement 4. Priority of Security Instrument Disclosure 5. Attorney Selection Disclosure"
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of updated title report dated xx/xx/2020, the subject xx was originated on xx.24 which was recorded on xx/xx/2006 with xx.
The chain of assignment has been completed. Currently, the assignment is with xx, As Trustee of xx which was recorded on xx/xx/2018.
No active judgments and liens have been found.
1st and 2nd installment combined taxes for the year of 2019 have been paid in the total amount of $xxxxx/xx/2020.
No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020. The UPB is xx. The current P&I and PITI is $xxx.	Collections Comments:The present status of the loan is in performing and the payment is due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020. No records for bankruptcy and foreclosure have been found. The RFD is unable to be determined. The current occupancy is not stated. No repairs and damages have been found. No comments have been stating the borrower’s income has been impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the xx report, the borrower xx had filed bankruptcy on xx/xx/2006 with case# xx under chapter 7. The debtor was discharged on xx/xx/2006 and the case was terminated on xx/xx/2006.	Not Applicable	Credit Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per Uniform Appraisal report, the appraised value is xx. However, the loan amount is xx. So, the LTV/CLTV shows 106.251% which exceeds 104%."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.75 in favor of xx.
The chain of assignment is completed as the subject xx is currently assigned to xx, as trustee of xx and this AOM was recorded on xx/xx/2018.
There is an active senior/prior xx available in the updated title report in the amount of xx. in favor of xx and which was recorded on xx/xx/1997. However, this prior xx is not showing in schedule-B of final Title Policy as an exception. No recorded copy of release or satisfaction has been found in the updated title report.
There is an active senior/prior xx available in the updated title report in the amount of xx in favor of xx and which was recorded on xx/xx/1997. However, this prior xx is not showing in schedule-B of final Title Policy as an exception. No recorded copy of release or satisfaction has been found in the updated title report.
There is an active junior xx available in the updated title report in the amount of xx in favor of xx which recorded on xx/xx/2019.
There is an active junior Civil Judgment available in the updated title report against borrower in the amount of xx in favor of xx and it was recorded on xx/xx/2018.
There is an active junior Civil Judgment available in the updated title report against borrower in the amount of xx in favor of xx" and it was recorded on xx/xx/2020.
The annual combined taxes for 2019 have been paid in full in the amount of $xxxxx/xx/2019.
No prior years delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The borrower is current with the loan. The last payment received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.

The reason for default is illness of borrower and unemployment. The subject property has been occupied by the owner. According to the comment dated xx/xx/2018 borrower stated that property had damages due to disaster. Amount of Repairs also not provided. No further details have been found.

Foreclosure Comments:The foreclosure process was initiated in 2019. The foreclosure file was referred to an attorney on xx/xx/2019. Foreclosure was put on hold due to loss mitigation initiated on xx/xx/2019. According to comment dated xx/xx/2019 reveals that file was closed and loan was cured.  No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.” for the amount of xx which was recorded on xx/xx/2007.
The chain of assignment has not been completed. Currently, the assignment is from xx to xx, As Trustee of xx, which was recorded on xx/xx/2018. However, the gap assignment is between the xx and xx.
There is a Credit Card Judgment against the borrower xx in the favor of xx which was recorded on xx/xx/2020 in the amount of xx.
Combined annual taxes for the year of 2019-2020 taxes have been delinquent in the amount of $xxxch was due on xx/xx/2019 and they are good through till xx/xx/2020.
According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with an interest rate of 11.25%. The new UPB is reflected in the amount of xx.	Collections Comments:According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with an interest rate of 11.25%. The new UPB is reflected in the amount of xx.
As per the comment dated 10/xx/18, the reason for default is payment disputing.
The AOT agreement was made on xx/xx/2010 between Borrower xx and the lender xx. As per the AOR terms, the new principal balance is xx. As pet the comment dated xx/xx/2020, the borrower disputing for payments. No, any further details have been found regarding disputing.
The borrower did not filed bankruptcy yet.
The foreclosure activity has not been found.
The subject property is owner occupied. No, any damage and repairs have been found.
The comments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.
Interest Rate Test: loan data :xx, Comparison data : xx, Variance: +4.000%"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located in Ohio State. However below State Disclosures are missing from loan file;
1) Equal Credit Availability Notice
2) Insurance Tying Disclosure
3) Non-Deposit Insurance Disclosure"
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. in the amount of xx which was recorded on xx/xx/2006 with Instr | Book/Page# xx.
The chain of assignment has not been complete. The loan is currently assigned with xx which was recorded on xx/xx/2017. However, it should be with xx, As Trustee of xx.
There are two senior mortgages against the subject property. First xx was originated on xx. for the amount of xx which was recorded on xx/xx/1993 with Instr | Book/Page# xx. Second xx was originated on xx. for the amount of xx which was recorded on xx/xx/2000 with Instr | Book/Page# xx.
There is Civil Judgment against the borrower xx in the favor of xx for the amount of xx which was recorded on xx/xx/2015.

The xx and city annual taxes for the year of 2019 have been paid in the total amount of $xxx delinquent taxes have been found for the prior year.

The review of payment history as of xx/xx/2020 the borrower is making the payment regular and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The current P&I $xxx and the rate of interest is 7.883%. As per the payment history, the current UPB is in the amount of xx.	Collections Comments:The review of the servicing comment as of date is xx/xx/2020 shows that the borrower is performing with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The current P&I $xxx and the rate of interest is 7.883%. As per the payment history, the current UPB is in the amount of xx.

As per the collection comment dated xx/xx/2019, the reason for default is borrower illness of the borrower’s family. The borrower intends to keep the property.
A review of the collection comment shows no indication of post-closing foreclosure activity. No information pertaining to bankruptcy has been found.
This Step modification agreement was signed between the borrower xx Loan Servicing, xx on xx/xx/2017.
The Unpaid Principal Balance is xx with interest rate 7.883 % which steps up in 4 steps ending at 10.856%. The borrower promises to pay the monthly P&I of $xxx beginning from xx/xx/2017. The maturity is xx/xx/2057. The servicer has agrees to forgive $xxx52.

The collection comment dated xx/xx/2020, the subject property is owner occupied. No comments were indicating damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This Step modification agreement was signed between the borrower xx Loan Servicing, xx on xx/xx/2017.
The Unpaid Principal Balance is xx with interest rate 7.883 % which steps up in 4 steps ending at 10.856%. The borrower promises to pay the monthly P&I of $xxx beginning from xx/xx/2017. The maturity is xx/xx/2057. The servicer has agrees to forgive $xxx52.
Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The xx loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the xxe Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and sxxbe grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Brokerage/Finder Fee Test: FAIL Loan Data  xx Comparison Data  xx Variance  +$xxx
The xx loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the xxe Rules and
Regulations, brokerage fee is synonymous with finder fee. Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and sxxbe grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance  -$xxx
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Missing Required State Disclosures (Lvl 2)     "The subject property is located in xxe State. The following state disclosures are missing in the loan files.
1. Placement of Insurance Disclosure
 2. Availability of Title Insurance
3. TN Consent to Disclosure of Insurance Information
4. Choice of Agent/insurer
								5. Insurance Solicitation/Post Commitment."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.73 in favor of xx as nominee for xx, xx.

No active judgments/liens have been found in the updated title report against the borrower/subject property.
No prior year delinquent taxes have been found in the updated title report.	As per the payment history as of xx/xx/2020, the borrower is current with the loan and the next due for regular payment is xx/xx/2020. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB reflect in payment history is in the amount of xx.	Collections Comments:The borrower is current with the loan. The next due for regular payment is xx/xx/2020. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB reflect in payment history is in the amount of xx.
No any damages have been found to the subject property. The subject property is owner occupied. No comment found stating that the borrowers income is impacted due to Covid-19.
No any information has been found regarding borrowers current employment, job type and length of Employment as final application is missing and there is no 1008 found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan is failing for TX Constitution A6 Required Fees Test. Total fee charged is $xxx79 and allowed is $xxx81 however it is over by $xxx. Borrower to be refunded $xxx over-charged fees to Cure.
Fees Included-
Loan Origination Fee $xxx79
Appraisal Fee $xxx
Credit Report Fee $xxxitle Examination Fee $xxx
Attorney's Fee $xxx
Recording Fee $xxx
								Per statute, the SOL of 4 years has expired."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the Pro-title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of assignment has not been completed. The loan was originated with lender xx. No further assignment has been done. However, it should be with xx, as Trustee of xx.
No active judgments or liens have been found.
The annual combined taxes of 2019 have been paid in the total amount of $xxx prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for the due date of xx/xx/2020. The current UPB reflected in the payment history is in the amount of xx till the due date of xx/xx/2020.	Collections Comments:As per the collection comments as of xx/xx/2020, the borrower is current with the loan.
According to the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for the due date of xx/xx/2020. The current UPB reflected in the payment history is in the amount of xx till the due date of xx/xx/2020.
The reason for default is unable to be determined.
No evidences have been found regarding borrower occupancy and damages/repairs in the comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This step modification agreement was made between borrower xx and lender xx on xx/xx/2016.
The Unpaid principal Balance was xx with an interest rate 2.34% which steps up in 8 steps ending at 9.340%. The borrower promises to pay the monthly P&I of $xxx beginning from xx/xx/2016. The maturity is xx/xx/2056.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. The Estimated HUD-1/Itemization/GFE is also missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file:
1. Amortization Schedule Disclosure.
2. Credit Property Insurance Disclosure.
3. Fee Agreement.
4. Priority of Security Instrument Disclosure.
5. Attorney Selection Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "We are unable to determine the operative index value from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2020 the subject xx was originated on xx.00.
The chain of assignment has been completed, currently the assignment is with xx.
There are no active liens and judgments found against the borrower.
Annual taxes for the year 2019-2020 are paid in the amount of $xxx prior delinquency has been found.
According to the payment history as of dated xx/xx/2020 the borrower is regular payment and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 for the amount of $xxx(PITI). The monthly P&I is in the amount of $xxx with an interest rate of 2.458%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of dated xx/xx/2020 the borrower is regular payment and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 for the amount of $xxx(PITI). The monthly P&I is in the amount of $xxx with an interest rate of 2.458%. The current UPB is reflected in payment history for the amount of xx.
The loan has been modified since the origination.
No comments have been found regarding the foreclosure.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. No comments have been found regarding the income impacted due to Covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xx, the debtor had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2003 and the plan was confirmed on xx/xx/2003. Currently the Bankruptcy is not in active status since it was discharged on xx/xx/2007 and was fully terminated on xx/xx/2007	The adjustment of terms agreement was made between the lender xx and the borrower xx on xx/xx/2016 and a new principal balance is xx to the step modification and the rate was starting from 2.458% and borrower had given promise to pay P&I in the amount of $xxx beginning on xx/xx/2016 with a new maturity date of xx/xx/2056. The rate changes in 5 steps ending at 5.570%. The AOT does not contain balloon payment.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "The Final 1003 (Application) is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per updated title report dated xx/xx/2020 the subject xx was originated on xx.99, with xx.

The last assignment has been completed. Currently, the assignment is xx, As Trustee of xx.
As per updated title report dated xx/xx/2020 the subject xx was originated on xx.99.
There is an active xx in the amount of xx with xx which was recorded on xx/xx/2003 prior to the subject xx.
Final HUD-1 is missing from the loan file. No release or satisfaction document was found in the loan document stating the prior mortgages have been released. However, Final Title Policy at the origination does not reflect any exception for senior xx. It shows a clear title. Possible title claim can be filed.
There is three active IRS liens prior to the subject xx open against the borrower xx total in the amount of xx in the favor of xx which were recorded on xx/xx/2000.
There are multiple criminal and civil judgments showing against the borrower xx due to common name. However, unable to be determined the exact number of judgment against the borrower and the amount of the judgments.

Annual combined taxes for the year of 2019 have been due in the amount $xxxo prior delinquent taxes have been found.
Review of the payment history provided as of xx/xx/2020 reveals that borrower is not delinquent. The last payment was received in the amount of $xxx which was applied for the due date of xx/xx/2020. The next due date is xx/xx/2020. Current UPB as of date reflects in the provided payment history is in the amount of xx.	Collections Comments:The borrower is currently performing with the loan.
Review of the payment history provided as of xx/xx/2020 reveals that borrower is not delinquent. The last payment was received in the amount of $xxx which was applied for the due date of xx/xx/2020. The next due date is xx/xx/2020.  Current UPB as of date reflects in the provided payment history is in the amount of xx.
AS per collection comments review, borrower’s intention is to keep the property. No Evidence of foreclosure has been found. No damages have been observed.
The loan modification agreement was made between borrower and Lender on xx/xx/2016 with the new modified unpaid principal balance xx. The new modified rate is 2.382 % and borrower promises to pay P&I in the amount of $xxx which will get changed periodically that began on xx/xx/2016 with the maturity date of xx/xx/2056. Rate change will be in 8 steps. Reason for Modification is Financial Hardship.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the xx report, the borrower xx had filed bankruptcy on xx/xx/2008 with case# xx under chapter 13. Plan has been confirmed on xx/xx/2018. POC was filed on xx/xx/2008 states the amount of secured claim is xx with arrearage amount of xx. The debtor was dismissed on xx/xx/2009 and the case was terminated on xx/xx/2009.	The loan modification agreement was made between (borrower) xx and (Lender) xx on xx/xx/2016.The borrower promises to pay the new UPB in the amount of xx with step interest rate starting from 2.382% which is step up in 8 steps and ending at interest rate 9.382% and the starting P&I is in the amount of $xxx beginning from xx/xx/2016 till the maturity date xx/xx/2056.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. However, considered itemization to run the compliance."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL  Loan Data: xx Comparison Data: xx Variance: -$xxx62
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is
understated by more than $xxx* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds"
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 which was recorded on xx/xx/2004 with The xx.
The chain of assignment has been completed. Currently, the assignment is with xx, As Trustee of xx which was recorded on xx/xx/2018.
No delinquent taxes have been found for the prior years.
The combined taxes for 2019 have been paid off in amount of $xxxo active judgments or lien have been found against the borrower or subject property.

As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 6.90% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history reflects current UPB in the amount of xx and deferred balance is $xxx.	Collections Comments:Comment:
xx_comment history_xx
As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 6.90% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history reflects current UPB in the amount of xx and deferred balance is $xxx.
No comments have been found regarding foreclosure proceedings.
The comment dated xx/xx/2018 shows that reason for default is excessive obligation. The comment dated xx/xx/2019 shows that borrower’s intention is to keep property. The comment dated xx/xx/2018 shows that subject property is occupied by unknown occupant. No visible damages have been found.
The comments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.
As per xx report borrower did not file bankruptcy since loan origination.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Initial Escrow Acct Disclosure Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Fee itemization and estimated HUD are also missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at origination is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx which is in the favor of xx. The assignment has not been completed as it is with the xx; however, it should be with the xx, As Trustee of xx.
There are no active liens and judgments found against the borrower and the property.
The 4th installment town taxes of 2019 have been paid.
The 1st & 2nd installment town taxes of 2019 have been paid.
The 3rd installment town taxes of 2020 have been due in the amount of $xxxrior year delinquent taxes have been found.
Review of the payment history dated as of xx/xx/2020 reveals that borrower has been delinquent for 0 month. The last payment was received in the amount of $xxxx/xx/2020 which was applied for the due date of xx/xx/2020. The next due date is xx/xx/2020. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 4.250%.	Collections Comments:Loan currently is performing. Provided payment history as of xx/xx/2020, reveals that the loan has been delinquent for 0 month and the UPB as of the data is in the amount of xx.
Review of the payment history dated as of xx/xx/2020 reveals that borrower has been the delinquent for 0 month. The last payment was received in the amount of $xxxx/xx/2020 which was applied for the due date of xx/xx/2020. The next due date is xx/xx/2020. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 4.250%.
The debtor xx had filed Bankruptcy under chapter-7 on xx/xx/2017 with the Case#xx and the debtor and joint debtor was discharged on xx/xx/2017 and terminated on xx/xx/2017.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The xx had filed Bankruptcy under chapter-7 on xx/xx/2017 with the Case#xx and the debtor and joint debtor was discharged on xx/xx/2017 and terminated on xx/xx/2017. The reaffirmation agreement was made on xx/xx/2017; as per which the amount of xx have been reaffirmed.
According to the notice of proposed abandonment the trustee proposes to abandon the subject property.There are no comments found regarding this.	The loan was modified on xx/xx/2010 with the 4 step amortization with the new principal balance of $xxxof which $xxxbeen deferred and the new interest bearing principal amount is in the amount of $xxxrrower promises to pay the initial step P&I of $xxx the new initial step interest rate of 2.00% which will step up in 4 steps ending at 4.25%; beginning from xx/xx/2010 and the new maturity date is xx/xx/2050.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State New Jersey which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to confirm from the avaliable loan files."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the review of updated title report dated xx/xx/2020, the subject xx was originated on xx.80 in the favor of xx. with the Bk/Pg# xx
The chain of assignment has been completed as currently the xx is with current assignee xx, As Trustee of xx.
Active xx, judgments and liens are as follows:
There are 2 active prior mortgages recorded against the property. First one recorded on xx/xx/2005 in the amount of xx in the favor of xx with the Bk/Pgxx second one recorded on xx/xx/2007 in the amount of xx in the favor of xx with the Bk/Pg# xx.
The combined annual xx taxes for the year 2018 and 2019 were exempted.
No prior years delinquent taxes have been found pending.	As per the review of payment history dated as of xx/xx/2020, the borrower is current with the loan. The next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with the interest rate 11.100 % which was applied for due date xx/xx/2020. The latest payment history reflects current UPB in the amount of xx. As per the seller tape the deferred balance is $xxx & the accrued interest is $xxx.	Collections Comments:Available servicing comment and documents in file reveals that loan is in performing status.
 As per the review of payment history dated as of xx/xx/2020, the borrower is current with the loan. The next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with the interest rate 11.059 % which was applied for due date xx/xx/2020. The latest payment history reflects current UPB in the amount of xx.
 No foreclosure evidence found in the available in either collection comments or loan documents.
 No bankruptcy filing has been found.
 Collection comment dated xx/xx/2020 states that subject property is owner occupied and borrower wants to keep it.
No damage or estimated repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed.
An Appraisal Report at the origination located at xx shows the type of subject property as a Manufactured Home. However, the Affidavit of Affixation is not available in the loan file. Neither ATLA 7 endorsement is incorporated with final title policy nor VIN# is available with the legal description of subject xx. However, the tax certificate attached with the updated title report (Pg#xx) shows separate assessment for land and building. Hence, unable to determine whether the home is attached to the permanent foundation."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Higher Price xx Loan (Lvl 2)     "This loan failed the HOEPA higher-priced xx loan document type test as the loan is a higher-priced xx loan and the document type of the loan is "No Asset Verification," "No Asset or Income Verification," "No Documentation," "No Income Verification," "Reduced," or "Streamline Refinance;" or the documentation type of the loan was not provided.

This loan failed the HOEPA higher-priced xx loan test.
Total Fees charged: 11.620% and allowed is 5.260% however it is over by +6.360%.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced xx loan, as defined in
Regulation Z.
While the HOEPA higher-priced xx loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher priced xx loans even if the additional conditions are met."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Critical	Fail	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per review of latest updated title report dated xx/xx/2020 the subject xx was originated on xx.02 in favor of ‘xx’ which was recorded on xx/xx/2008 under Bk/Pg# xx.
 The chain of assignment has been completed as the xx is currently with xx, as Trustee of xx’.
There is one junior xx which was recorded on xx/xx/2013 under Bk/Pg#xx / 87 in the amount of xx in favor of City of xx.
No active judgments or lien have been found against the borrower or subject property.
The combined taxes for 2019 have been paid off in amount of $xxx
As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 11.68% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history reflects current in the amount of xx and deferred balance is in amount of $xxx08.	Collections Comments:Comment:
xx_comment history_xx
As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 11.68% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history reflects current in the amount of xx and deferred balance is in amount of $xxx08.
No comments have been found regarding foreclosure proceedings.
As per xx report borrower did not file bankruptcy since loan origination.
The comments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.
The comment dated xx/xx/2019 shows that borrower’s intention is to keep property. The comment dated xx/xx/2018 shows that reason for default if Excessive obligation. The property is owner occupied and no visible damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxhis loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxhis loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated by borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active civil judgment lien against subject property which is in the amount of xx recorded on xx/xx/2015 and filed by xx.
Annual xx taxes for the year of 2019 have been paid in the amount of $xxxdelinquent taxes have been found for the prior years.
Review of the payment history provided from xx/xx/2018 to xx/xx/2020 show that the borrower is making regular payments. The last payment was received in the amount of $xxx on xx/xx/2020. The next due date is xx/xx/2020. Current P&I as per payment history is $xxx. Current UPB as of date reflects in the provided payment history is in the amount of xx.	Collections Comments:Loan currently is in performing.
Review of the payment history provided from xx/xx/2018 to xx/xx/2020  show that the borrower is making regular payments. The last payment was received in the amount of $xxx on xx/xx/2020. The next due date is xx/xx/2020.Current P&I  as per payment history is $xxx. Current UPB as of date reflects in the provided payment history is in the amount of xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate xx with P&I of $xxxth the rate of interest 10.340% and a maturity date of xx/xx/2036. The P&I as per payment history is the $xxx and rate of interest is 9.340%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with Estimated HUD-1, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl 2) "Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per updated title report dated xx/xx/2020 the subject xx was originated on xx.00, with the lender xx
No chain of assignment has been found.

There is an active state tax lien against the borrower xx in the amount of xx in the favor xx which was recorded on xx/xx/2019.

1st Installment Combined tax for the year of 2019 has been paid in the amount $xxxd Installment Combined tax for the year of 2019 has been due in the amount $xxxo prior delinquent taxes have been found.
As per the review of updated payment history as of xx/xx/2020, the borrower has been current with the loan and the next due date of payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which applied for xx/xx/2020. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in Performing state and next due date for the payment is xx/xx/2020.
The review of updated payment history as of xx/xx/2020, the borrower has been current with the loan and the next due date of payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which applied for xx/xx/2020.  The UPB reflected as per the payment history is in the amount of xx.
As per the servicing comments, current occupancy of the subject property is unable to be determined. No damages or repairs are found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Ohio. The following required State Disclosure is missing in the loan file. 1. Equal Credit Availability Notice 2. Insurance Tying Disclosure 3. Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file.""
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx
The chain of assignment has been completed. Currently, the xx is with xx, As Trustee of xx which was recorded on xx/xx/2018.
No active judgments or liens have been found
1st installment taxes for the year of 2019 have been paid in the total amount of $xxxinstallment taxes for the year of 2019 have been due in the total amount of $xxxrior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2020. The UPB as per the tape is xx. The current P&I is $xxxPITI is $xxx	Collections Comments:The present status of the loan is in performing and the next payment is due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2020. No evidence for foreclosure has been found. The debtor xx had filed Bankruptcy under chapter-7 on xx/xx/2009 with the Case#xx. The debtor was discharged on xx/xx/2010 and the case was fully terminated on xx/xx/2010. The RFD is unable to be determined. No repairs and damages have been found. The current occupancy is not stated. No comments have been found stating the borrower’s income has been impacted by COVID-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the xx report, the debtor xx had filed Bankruptcy under chapter-7 on xx/xx/2009 with the Case#xx. The Schedule-D in xxx (Doc#1) shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx.The debtor was discharged on xx/xx/2010 and the case was fully terminated on xx/xx/2010.	This step modification agreement was made between the borrower xx and lender xx. on xx/xx/2013. As per the modified terms, the UPB of xx.
The borrower promises to pay with interest rate of 4.000 % with P&I in the amount of $xxxinning from xx/xx/2014. The maturity date is xx/xx/2053.There is a deferred balance in the amount of xx.
Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file,

1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx, in favor of xx as nominee for Freedom xx recorded in Instrument# xx.
The chain of assignment has been completed. The current assignment is with xx, as Trustee of xx.
No active mortgages, liens, and judgments have been found.
No prior year delinquent taxes have been found.
As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for due date xx/xx/2020. The current P&I is in the amount of $xxxcurrent PITI is in the amount of $xxx an interest rate of 4.875%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current loan status is performing. As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for due date xx/xx/2020. The current UPB reflected as per the payment history is in the amount of xx.
The loan was modified on xx/xx/2014 with modified principal balance of xx of which interest-bearing amount is xx and the deferred balance is xx. The modified interest rate is 4.875% and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2014. The maturity date as per modification is xx/xx/2054.
The reason for default is unemployment and decreased income. The subject property has been occupied by an unknown party. The borrower's intention is to keep the property.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No comments have been found regarding Covid-19 impact.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2014 between the borrower xx and lender xx. The new modified principal balance as per modification is in the amount of xx of which interest-bearing amount is xx and the deferred balance is xx. The modified interest rate is 4.875% and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2014. The maturity date as per modification is xx/xx/2054. This loan was modified once.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
xx Insurance
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is an FHA loan. The loan was originated on xx.xxowever, MI certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at the time of origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file:
1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx. which was recorded on xx/xx/2007 in the amount of xx. The chain of assignment has been completed. Currently, the xx assignment is with xx, as trustee of xx. There is active senior xx against the subject property in the favor of xx’, the in amount of xx which was recorded on xx/xx/2000 (instrument# xx). No active judgments or lien have been found against the borrower or subject property. The xx taxes for 2019 have been paid off in amount of $xxx	As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 6.00% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history reflects current UPB in the amount of xx.	Collections Comments:Comment:
xx_comment history_xx
As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 6.00% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history reflects current UPB in the amount of xx.
The comment dated xx/xx/2019 shows that reason for default is illness of borrower. Borrower’s intention is to keep property and subject property is occupied by owner. The comment dated xx/xx/2019 shows that reason for default is hurricane damages. As per the comment dated xx/xx/2019, the property had damages due to hurricane. No details have been found. No comments have been found stating the damages have been repaired.
The comments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.
No comments have been found regarding foreclosure proceedings.
The debtor, xx had filed the bankruptcy under chapter-13 with the case# xx on xx/xx/2015. The plan was confirmed on xx/xx/2015. Schedule D of xxx dated xx/xx/2015 shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is $xxxPOC was filed by subject creditor xx, NA on xx/xx/2015 with the claim amount of xx and arrearage amount is $xxx57. The bankruptcy was dismissed on xx/xx/2018 and terminated on xx/xx/2018.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor, xx had filed the bankruptcy under chapter-13 with the case# xx on xx/xx/2015. The plan was confirmed on xx/xx/2015. Schedule D of xxx dated xx/xx/2015 shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is $xxxPOC was filed by subject creditor xx, NA on xx/xx/2015 with the claim amount of xx and arrearage amount is $xxx57. The bankruptcy was dismissed on xx/xx/2018 and terminated on xx/xx/2018.	Not Applicable	Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in GA State, following disclosures are missing from the loan file.
Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
								Disclosure of Additional Fees"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.38 which was recorded on xx/xx/2004 with xx.
The chain of assignment has been completed. Currently, the assignment is with xx, As Trustee of xx’ which was recorded on xx/xx/2019.
There is an active Judgment against the borrower in the amount of xx in favor of xx and it was recorded on xx/xx/2009.
The combined (1st Installment) taxes for 2019 have been paid in the amount of $xxxxx/xx/2020.
The combined (2nd Installment) taxes for 2019 are due in the amount of $xxx due date xx/xx/2020.
No prior delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx14 with interest rate of 8.12% and P&I $xxx70 for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history reflects current UPB in the amount of xx.
Collections Comments:Comments:
1. xx_comment history_xx

As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx14 with interest rate of 8.12% and P&I $xxx70 for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history reflects current UPB in the amount of xx.
As per the xx report, the borrower xx had filed bankruptcy on xx/xx/2014 with case# xx under chapter 13. Plan has been confirmed on xx/xx/2014. POC was filed on xx/xx/2014 under deadline states the amount of secured claim is xx with arrearage amount of $xxx. As per trustee’s final report dated xx/xx/2020 shows that debtor had paid the arrearage in the amount of $xxx to creditor xx. The case was discharged on xx/xx/2019 and terminated on xx/xx/2020.
No comments have been found regarding foreclosure proceedings.
The comment dated xx/xx/2019 shows that subject property is owner occupied and no visible damages were reported. The reason for default is excessive obligations due to medical bills. Same comment shows that borrower’s intention is to keep property.
The latest comment dated xx/xx/2020 shows that suspended due to COVID-19 fears. The comment does not show any Covid-19 impact on income and regarding job.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the xx report, the borrower xx had filed bankruptcy on xx/xx/2014 with case# xx under chapter 13. Plan has been confirmed on xx/xx/2014. POC was filed on xx/xx/2014 under deadline states the amount of secured claim is xx with arrearage amount of $xxx. As per trustee’s final report dated xx/xx/2020 shows that debtor had paid the arrearage in the amount of $xxx to creditor xx. The case was discharged on xx/xx/2019 and terminated on xx/xx/2020.	The loan modification agreement xx was made between borrower and Lender on xx/xx/2017 with the new modified unpaid principal balance xx. The modified terms were adjusted in “Notice of Loan Modification Agreement Adjustment” xx and which was on xx/xx/2017 shows that the new modified unpaid principal balance is xx. The new modified rate is 8.180% and borrower promises to pay P&I in the amount of $xxx70 that began on xx/xx/2018 with the maturity date of xx/xx/2058. Reason for Modification is Financial Hardship.	Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Ohio. The following required State Disclosures are missing from the loan file.
1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
3. Non-Deposit Insurance Disclosure"
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020 the subject xx was originated on xx. in the amount of xx which was recorded on xx/xx/2009 with instrument# xx | Book# xx.

The Chain of Assignments has been completed. Currently, the assignment of xx is with xx, As Trustee Of xx which was recorded on xx/xx/2018.

No active judgments or liens have been found against the borrower/subject property.

The combined annual installment taxes for the year 2019 are delinquent in the amount of $xxxch was on due on xx/xx/2019 and good through date was on xx/xx/2020.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected is in the amount of xx. The borrower has been making payments as per the modification agreement.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is $xxx and PITI is $xxx. The UPB reflected is in the amount of xx. The collection comment dated xx/xx/2019 states the reason for default is excessive obligations. The subject property is occupied by the owner and intends to keep the property. No evidence has been found regarding the bankruptcy or foreclosure proceedings on the subject property in the recent collection comments. The collection comment dated xx/xx/2018 states the borrower is just went through Hurricane/Tornado. The borrower stated that the subject property had severe damages of siding on the house, roof leaking in the garage, and well damage. The servicer sent RMA application to the borrower and transferred to the disaster team for further assistance. The collection comment dated xx/xx/2018 states the borrower needs to put a roof on the home and the servicer offered loss mitigation package. The collection comment dated xx/xx/2018 states the borrower needs an extension due to out of work because of the hurricane and repairs still needed to complete. The collection comment dated xx/xx/2019 states the borrower was unable to make payment of April also she stated that she is trying to get everything up to date. There are no comments found related to the current condition of the subject property. There are no comments found related to the borrower’s income impacted by COVID-19.

Update:
As per servicing comment dated xx/xx/2023, the 2022 xx taxes have been delinquent in the amount of $xxx.
As per servicing comment dated xx/xx/2023, the 2022 xx taxes have been delinquent in the amount of $xxx which was good through xx/xx/2023.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application form is missing from the loan files."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the NC rate spread home loan test.
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.

This loan failed the DTI provided test.
The debt-to-income ratio was not provided. The DTI ratio is one of several factors that should be considered when making any rate spread home loan.
PLEASE NOTE: This result is not a determination that the lender reasonably and in good faith believes at the time the loan is consummated that one or more of the obligors, when considered individually or collectively, has the ability to repay the loan according to its terms and to pay applicable real estate taxes and hazard insurance premiums.
See Legislative Summary Alert (below) for full repayment ability requirements.

This loan failed the documentation type test.
The loan is a rate spread home loan and the document type is "No Asset Verification", "No Asset or Income Verification", "No Documentation", "No Income Verification", "Reduced", "Streamline Refinance", or the document type is not provided. In determining an obligor's ability to repay a rate spread home loan, the lender sxxtake reasonable steps to verify the accuracy and completeness of information provided by or on behalf of the obligor using tax returns, payroll receipts, xx records, reasonable alternative methods, or reasonable third-party verification."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "An initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina. The following state disclosures are missing in the loan file.
1. Below Sate disclosures are missing from loan file.
2. Amortization Schedule Disclosure
3. Credit Property Insurance Disclosure,
4. Fee Agreement, Priority of Security Instrument Disclosure,
5. Attorney Selection Disclosure."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed.
According to an appraisal report located at xx, the subject property is manufactured home. The ALTA-7 endorsement for a manufactured home is not incorporated with the short-form title policy. Also, the VIN# is not available in the legal description of the recorded xx. However, as per an affidavit for removal of Manufactured Home from Vehicle Registration files xx with VIN# xx, the wheels have been removed and the home is now considered as real property."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by both borrowers."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of Updated Title Report dated xx/xx/2020 reveals that subject xx was originated on xx.00 in favor of xx and it was recorded on xx/xx/2008.

The chain of assignment of subject xx is incomplete as the subject xx is not yet assigned to xx, As Trustee of xx. No assignment has been found the subject xx.

The subject xx is currently at first lien position as there is no active lien/ judgment available in the Updated TItle Report against the borrowers/ subject property.

The annual combined taxes for the year 2019 have been paid in full in the total amount of xx on xx/xx/2020.	Review of updated Payment History as of xx/xx/2020 reveals that borrower is current with the loan and the next due for the regular payment is xx/xx/2020. The last regular payment (P&I) was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB as of date is in the amount of xx.	Collections Comments:The loan is performing. The next due for the regular payment is xx/xx/2020. The last regular payment (P&I) was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020.The UPB as of date is in the amount of xx.
No any damages have been found to the subject property. The subject property is owner occupied. No comment found stating that the borrower’s income is impacted due to Covid-19.
No information have been found regarding the current employment, job type and length of employment of borrower.

No any foreclosure activity has been found.
The borrower had not filed the bankruptcy.

Update:
No additional information found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the total indebtedness test due to one of the following findings: (Texas Constitution, Article 16, Section 50
(a)(6)(B), as amended Sept. 2003)
The loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds 80% of the fair market value of the homestead on the date the extension of credit is made.
No CLTV ratio was provided. For TX Constitution A6 this information is required to determine if the loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds 80% of the fair market value of the homestead on the date the extension of credit is made."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form Disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2020 the subject xx was originated on xx.00, with xx.
No assignments have been found.
No active judgments or liens have been found.
Annual xx taxes for the year of 2019 have been paid in the amount $xxx	The review of updated payment history as of xx/xx/2020, the borrower has been current with loan and the next due date of payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxwhich applied for xx/xx/2020 . The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and next due date for the payment is xx/xx/2020.
The review of updated payment history as of xx/xx/2020, the borrower has been current with loan and the next due date of payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxwhich applied for xx/xx/2020. The UPB reflected as per the payment history is in the amount of xx.
As per the servicing comments, current occupancy of the subject property is unable to be determined. No damages or repairs are found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowerxx had filed bankruptcy under chapter 13 with case# xx on xx/xx/2016 and plan was confirmed on xx/xx/2016. The POC was filed on xx/xx/2017 with the secured claim in the amount of xx. The date of last filing is xx/xx/2020.	Not Applicable	1-4 Family Rider Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal	3: Curable	* Missing HELOC Disclosures (RESPA) (Lvl 3) "Disbursement sheet is missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report is missing from the loan file."
* Missing required 1-4 family rider (Lvl 2)     "As per the tape data, the subject property is a investment property. The 1-4 rider is required, which is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 in favor of xx
The chain of assignment is completed as the subject xx is currently assigned to xx & this AOM was recorded on xx/xx/2017.

Active junior or senior judgments/liens/mortgages:

1. There is an active piggy back/junior xx available in the updated title report in the amount of xx, in favor of xx and which was recorded on xx/xx/2016 with the Instrument# xx .

The 1st installment of combined taxes for 2020 have been paid off in the amount of $xxx xx/xx/2020 and 2nd installment of $xxx due on  9/152020.

No prior year delinquent taxes have been found in the updated title report.
Review of updated payment history as of xx/xx/2020, the loan is currently performing and the next due for regular payment is xx/xx/2020. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx90 for the due date of 51/2020. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is currently performing and the next due for regular payment is xx/xx/2020. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx90 for the due date of 51/2020. The UPB as of the date is in the amount of xx.
At the time of origination, the borrower was working with xx
Update:
No additional information found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The 3 step amortized loan modification agreement was made on xx/xx/2017. As per the Loan Mod agreement, the new principal balance is xx. The borrower promises to pay new initial interest rate of 3.750% with the new initial P&I of $xxx90. The new payments are begun from xx/xx/2018 and the new maturity date of the loan is xx/xx/2057.	Affiliated Business Disclosure Initial 1003_Application Missing DU/GUS/AUS Missing or error on the Rate Lock Notice of Servicing Transfer	3: Curable	* Homeowner's Counseling disclosure is missing. (Lvl 3) "Homeowner Counseling Disclosure is missing from the loan file."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/DU is missing from the loan file."
* Missing Initial 1003_Application (Lvl 3)     "Missing Initial Application dated xx/xx/2016 signed by the Borrower."
* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower or memorialized comment by the Loan Officer."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID Violation due to a Lender Credit Decrease on CD dated xx/xx/2016. The revised LE dated xx/xx/2016 reflects a Non-Specific Lender Credit of xx, however, final CD dated xx/xx/2016 reflects the Non-Specific Lender Credit at xx. This is a Lender Credit decrease of xx which is considered a Zero Tolerance amount.

Subject is a purxxxloan and 1 year SOL has expired."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure to the Borrower on LE dated xx/xx/2016 discloses the loan will not be transferred and the originator will service the loan."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2020 the subject xx was originated on xx.00, with INGxx.

The last assignment has been completed. Currently, the assignment is xx, As Trustee of xx.

There are four HOA liens against the subject property in the favor of xx. total in the amount of xx which were recorded on xx/xx/2015, xx/xx/2016, xx/xx/2016 and xx/xx/2018.
Annual combined tax for the year of 2019 have been due in the amount $xxxo prior delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower has been current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020.The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in Performing State and next due date for the payment is xx/xx/2020.
According to the payment history as of xx/xx/2020, the borrower has been current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020.The UPB reflected as per the payment history is in the amount of xx.
As per the servicing comments, current occupancy of the subject property is unable to be determined. No damages or repairs are found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2013. The POC was filed on xx/xx/2014 with the claim amount of xx and the arrearage is in the amount of xx. The case was dismissed on xx/xx/2014 and terminated on xx/xx/2014 .	Not Applicable	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia State. The following state disclosures are missing from the loan file.
1.Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2.Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. which was recorded on xx/xx/2009.
The chain of the assignment has not been completed. Currently, the assignment is with xx which was recorded on xx/xx/2019. However, the assignment is missing to xx, as Trustee of xx.
1) There is an active civil judgment against the borrower in the favor of xx. which was recorded on xx/xx/2018 for the amount of xx.
2) There is civil judgment in the favor of xx which was recorded on xx/xx/2019 in the amount of xx.
The town/school annual taxes for the year of 2019 have been paid in the amount of $xxx delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for due date xx/xx/2020. The UPB is reflected in the amount of xx till the due date of xx/xx/2020.	Collections Comments:According to servicing comments, the current status of the loan is performing. The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for due date xx/xx/2020. The UPB is reflected in the amount of xx till the due date of xx/xx/2020.
A review of the collection comment shows no indication of post-closing foreclosure activity.
No information pertaining to bankruptcy has been found.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the initial TIL disclosure date test.
This loan failed the HOEPA higher-priced xx loan test.
This loan failed the NY subprime home loan test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the initial TIL disclosure date test.
TIL Disclosure Date Test: FAIL
The date creditor received the application (formerly application date) is on or after xx, and:
The loan is a xx transaction subject to the Real Estate Settlement Procedures Act (12 U.S.C. §2601 et seq.) that is secured by the consumer's dwelling; and
The initial TIL disclosure date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives the consumer's written application; and
The initial TIL disclosure date is not later than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction.
Or, the application date of the loan is before xx, 2009, and
This loan failed the HOEPA higher-priced xx loan test.
HOEPA Higher-Priced xx Loan Test: FAIL 12.200% 5.970% +6.230%
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced xx loan, as defined in
Regulation Z.
While the HOEPA higher-priced xx loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higherpriced
xx loans even if the additional conditions are met.
This loan failed the NY subprime home loan test.
NY Subprime Home Loan Test: FAIL 12.200% 6.670% +5.530%
Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation.
While the xx Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx state. The following state disclosures are missing from the loan file.
1.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2.NY Interest Rate Disclosure
3.NY Hazard Insurance Disclosure
4.Tax Escrow Account Designation
5.xx Bankers and Exempt Organizations Pre-application
6.Part 80 Disclosure
7.Alternative xx Transaction Disclosures
8.Co-Signer Notice Requirements
9.Default Warning Notice
10.Smoke Alarm Affidavit
11.xx Real Property Escrow Account Disclosure
12.Sub-prime Home Loan Counseling Disclosure
13.Sub-prime Home Loan Tax and Insurance Payment Disclosure
14.Sub-prime Home Loan Disclosure
15.Commitment Disclosure
16.Lock-in Disclosure
17.Expiration of Lock-in or Commitment Period"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.
The chain of assignment has been completed. The current assignment is with xx, as Trustee of xx, which was recorded on xx/xx/2017.
No active judgments or liens have been found.
The xx taxes of 2019 have been in the amount of $xxx prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2020. The current UPB reflected in the payment history is in the amount of xx till the due date of xx/xx/2020.	Collections Comments:As per the collection comments as of xx/xx/2020, the borrower is current with the loan.
According to the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2020. The current UPB reflected in the payment history is in the amount of xx till the due date of xx/xx/2020.
The reason for default is unable to be determined.
No evidences have been found regarding borrower occupancy and damages/repairs in the comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional rate xx with P&I of $xxx with the interest rate of 10.92% and a maturity date of xx/xx/2029, however, the P&I as per payment history is $xxx and the interest rate of 8.00%. It seems that loan has been modified. However, the modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission Section 32 Disclosure	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "CE risk indicator is Critical as the loan is failing for HOEPA High Cost xx Points and Fees Threshold Test. Total Fee charged is xx and allowed is xx; however, it is over by xx. This loan failed the HOEPA high cost xx points and fees threshold test. The total points and fees payable by the consumer at or before loan closing is xx, which exceeds the greater of 8 percent of the "total loan amount" of xx (as defined in the official commentary to paragraph 32(a)(1)(ii)), or $xxx.
Fees Included-
Document Preparation Fee $xxx
Credit Life Insurance Premium xx
Settlement / Closing / Escrow Fee $xxx

This loan failed the timing of disclosure test due to the Sec. 32 (HOEPA) Disclosure Date was not provided.
This loan failed the prepayment term test.
The loan provides for a penalty for paying all or part of the principal before the date on which the principal is due."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL, Loan Data: xx , Comparison Data: xx & Variance: -xx.
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Foreclosure Rescission Finance Charge Test: FAIL, Loan Data: xx , Comparison Data: xx & Variance: -xx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxILA APR Test: FAIL, Loan Data: 0.00%, Comparison Data: xx & Variance: xx.
This loan failed the TILA APR test.
The annual percentage rate (APR) is 12.795%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
								* Sec 32 Disclosure not in file (Lvl 2) "This is a High-Cost loan. However, Section-32 disclosure is missing from the loan files."		Critical	Fail	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per review of latest updated title report dated xx/xx/2020 the subject xx was originated on xx.02 in favor of xx which was recorded on xx/xx/2006 under Bk/Pg# xx.
 The chain of assignment has been completed as the xx is currently with ‘xx,  as Trustee of xx’.
No active judgments or lien have been found against the borrower or subject property.
The combined taxes for 2020 have been paid off in amount of $xxx
As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 3.07% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history reflects current UPB in the amount of xx and deferred balance is $xxx67.	Collections Comments:Comment:
xx_comment history_xx
As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 3.07% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history reflects current UPB in the amount of xx and deferred balance is $xxx67.
No comments have been found regarding foreclosure proceedings.
Bankruptcy was filed by xx under the chapter 7 case# xx on xx/xx/2014. Plan was confirmed on xx/xx/2015. Schedule D of xxx dated xx/xx/2010 shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is $xxxOC was filed under deadline date on xx/xx/2015. BK case was dismissed xx/xx/2017 and got terminated on xx/xx/2017. No further details have been found.
No visible damages were reported. The comment dated xx/xx/2020 shows that subject property is occupied by unknown occupant. The comment dated xx/xx/2019 shows that reason for default is excessive obligation and borrower’s intention is to keep property.
The comments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Bankruptcy was filed by xx under the chapter 7 case# xx on xx/xx/2014. Plan was confirmed on xx/xx/2015. Schedule D of xxx dated xx/xx/2010 shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is $xxxOC was filed under deadline date on xx/xx/2015. BK case was dismissed xx/xx/2017 and got terminated on xx/xx/2017. No further details have been found.	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are also missing from the loan file."
* Lost Note Affidavit (Lvl 3) "Original note is damaged / lost, and lost note affidavit found in the loan file at locator xx. However a duplicate copy available in loan files"	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of loan origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located in WA State. The following disclosures are missing from the loan file.
Choice of Insurance Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.” for the amount of xx.
The chain of the assignment has been completed and currently the assignment is with xx, as Trustee of xx which was recorded on xx/xx/2017.
There is one junior judgment against the borrower in the favor of xx which was recorded on xx/xx/2018.
Combined annual taxes for the year of 2019 have been paid in the amount of $xxx, any prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with an interest rate of 5.890%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan present status is performing.
According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with an interest rate of 5.890%. The new UPB is reflected in the amount of xx.
As per the comment dated xx/xx/2019, the reason for default is illness of borrower.
The borrower did not file bankruptcy yet.
The foreclosure activity has not been found.
The subject property is owner occupied. The borrower's intention is to keep the property.
The comments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate xx with P&I of $xxxth the rate of interest 12.6700% and a maturity date of xx/xx/2037. The P&I as per payment history is the $xxx and rate of interest is 5.889%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. The servicing comments located at xx dated xx/xx/2017 shows the needed to loan modification audit. No, any further details have been found regarding modification agreement.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated hud-1 and Itemization are missing from the loan files."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.
The chain of the assignment has been completed. Currently, the xx is with xx, as Trustee of xx which was recorded on xx/xx/2018.
There is a state tax lien in the favor of xx in the amount of xx which was recorded on xx/xx/2014.
There is a state tax lien in the favor ofxx in the amount of xx which was recorded on xx/xx/2019.
There is a civil judgment in the favor of xx which was recorded on xx/xx/2017. However, the amount of judgment has not been provided.
There is an IRS lien in the favor of xx in the amount of xx which was recorded on xx/xx/2014.
There is a civil judgment in the favor of xx in the amount of xx which was recorded on xx/xx/2016.
There is an IRS lien in the favor of xx in the amount of xx which was recorded on xx/xx/2016.
The annual combined taxes of 2019 have been paid in the amount of $xxx delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx61 for the due date of xx/xx/2020. The UPB reflected is in the amount of xx till the due date of xx/xx/2020.	Collections Comments:The review of the collection comment shows that the loan is in the collection and the next due date for the payment is xx/xx/2020. The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx61 for the due date of xx/xx/2020. The UPB reflected is in the amount of xx till the due date of xx/xx/2020. The foreclosure was initiated and according to the comment dated xx/xx/2019, the file was referred to an attorney on xx/xx/2019. According to the comment dated xx/xx/2019, the foreclosure was placed on hold due to reinstatement. The comment dated xx/xx/2019 states that the subject property is owner-occupied. As per the comment dated xx/xx/2019, the borrower intends to keep the property. The comment dated xx/xx/2019 reveals that the reason for default is curtailment of income. No damage and repairs have been found. No information pertaining to bankruptcy has been found.

Update:
As per the servicing comment dated xx/xx/2022, the payoff approved in the total amount of xx. The collection comment does not reflect any comment regarding paid in full.
Foreclosure Comments:The foreclosure was initiated and according to the comment dated xx/xx/2019, the file was referred to an attorney on xx/xx/2019. According to the comment dated xx/xx/2019, the foreclosure was placed on hold due to reinstatement.
Bankruptcy Comments:Not Applicable	This is conventional fixed rate xx with P&I of $xxxth the interest rate of 10.13040% and a maturity date of xx/xx/2033. The P&I as per latest payment history is $xxx31 and interest rate is 9.6%. However, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. The payment history tape data reflects the deferred balance in the amount of $xxxhe collection comment does not indicate modification. The rate reduction rider is not attached with the Note. However, Modification agreement is missing in the loan file.	Affiliated Business Disclosure
Credit Application
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD1 along with estimated HUD1 and Itemization are missing from the loan file."
* Lost Note Affidavit (Lvl 3) "The lost Note affidavit is available in the loan file located at xx, stating that the original Note has been lost. However, the copy of Note is available in the loan file."	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of North Carolina. The following state disclosures are missing from the loan file.
1.Amortization Schedule Disclosure
2.Credit Property Insurance Disclosure
3.Fee Agreement
4.Priority of Security Instrument Disclosure
5.Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2020 the subject xx was originated on xx.00.
The chain of assignment has not been completed, currently the assignment is with xx.
There are no active liens and judgments found against the borrower.
1st installment of combined taxes are paid in the amount of $xxx the 2nd installment taxes are delinquent in the amount of $xxxh the good through xx/xx/2020.
According to the payment history as of dated xx/xx/2020 the borrower has been delinquent for 1 month and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 for the amount of $xxx(PITI). The monthly P&I is in the amount of $xxx with an interest rate of 11.62%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of dated xx/xx/2020 the borrower has been delinquent for 1 month and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 for the amount of $xxx(PITI). The monthly P&I is in the amount of $xxx with an interest rate of 11.62%. The current UPB is reflected in payment history for the amount of xx.
No comments have been found regarding the foreclosure.
The borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2009. The chapter 13 plan was filed on xx/xx/2009 as per plan the debtor supposes to pay the trustee the amount of xx. The case was discharged on xx/xx/2013 and terminated on xx/xx/2013.
The loan has not been modified since the origination.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. No comments have been found regarding the income impacted due to Covid-

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2009. The chapter 13 plan was filed on 0xx/xx/2009 as per plan the debtor supposes to pay the trustee the amount of xx. The trustee's final report filed on xx/xx/2013 the secured payments of xx ongoing shows the amount of xx has been paid through the chapter 13 plan, however, the amount paid is 50% of the POC amount. The arraearage has been paid in the amount of $xxx15. The case was discharged on xx/xx/2013 and terminated on xx/xx/2013.	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD along with Estimated HUD and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form document is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the Updated title report dated xx/xx/2020 reflects that the subject xx was originated on xx. in the amount of xx, which was recorded on xx/xx/2007 Instrument# | Book/Page# xx.
The chain of the assignment has been completed. Currently, the xx assignment is with xx which was recorded on xx/xx/2017.
No active liens and judgments have been found against the borrower and the property.
 Annual Combined taxes for the year of 2019 have been paid on xx/xx/2020 in the amount of $xxx prior year’s delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx which includes P&I $xxx with the rate of interest 9.000%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx which includes P&I $xxx with the rate of interest 9.000%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.
As per comment dated xx/xx/2019, the reason for default was Curtailment of Income.
No foreclosure activity has been found.
According to the xx report, the borrower xx had filed for bankruptcy under Chapter-13 with case# xx. The case was dismissed on xx/xx/2015 and terminated on xx/xx/2015.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Update:
As per the servicing comment dated xx/xx/2022, the subject property is damaged, such as the roof due to wind, and the total cost for dwelling is xx. There is no evidence to confirm the current status of repairs in the latest 36 months of collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx report, the borrower xx had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2014 and the plan was confirmed on xx/xx/2014. The POC was filed by the creditor xx on xx/xx/2014 with the POC amount of xx and the amount of arrearage is $xxx. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. However, the unsecured portion is $xxxcomment has been found indicating a cram-down. The case was dismissed on xx/xx/2015 and terminated on xx/xx/2015.	This is conventional fixed rate xx which was originated on xx.55 and the interest rate of 12.74%. The loan maturity date is xx/xx/2037. According to the latest payment history as of xx/xx/2020, the current interest rate is 9.00% and P&I is $xxx. The last payment was received on xx/xx/2020 with the P&I of $xxx and interest rate of 9.00% which was applied for the due date of xx/xx/2020. However, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. No comments have been found regarding modification in servicing comments. The borrower has been making payment as per modified terms. However, the modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing in the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.

1.Amortization Schedule Disclosure
2.Credit Property Insurance Disclosure
3.Fee Agreement
4.Priority of Security Instrument Disclosure
5.Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx.xxhe chain of assignment has not been completed. However, it should be with xx, As Trustee of xx.
There is a junior xx in the favor of xx in the amount of xx which was recorded on xx/xx/2006.
No active judgments or liens have been found.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected is in the amount of xx.
The loan modification agreement was made between (borrower) xx and (Lender) xx, on xx/xx/2014.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
As per the comment dated xx/xx/2019, the subject property is vacant. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between (borrower) xx and (Lender) xx, on xx/xx/2014.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 7.00% and new P&I is in the amount of $xxxnning from xx/xx/2015. The maturity is xx/xx/2031. The interest bearing amount is xx and deferred balance in the amount of $xxxis no provision for the balloon payment.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud along with estimated hud and itemization fees are missing from the loan file."
* Lost Note Affidavit (Lvl 3) "Lost Note Affidavit found in the loan at xx stating that Original Note has been lost. However, a Copy of Note found in the loan file."	* Application Missing (Lvl 2) "Final application / 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Origination appraisal is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The service transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the Pro-title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of assignment has been completed. The current assignment is with xx, as Trustee of xx, which was recorded on xx/xx/2017.
There is a senior xx in the favor of xx, in the amount of xx which was originated on xx.
There are nine judgments against the borrow xx as follows:
First in the favor of xx, in the amount of xx which was recorded on xx/xx/2017.
Second in the favor of xx in the amount of xx which was recorded on xx/xx/2018.
Third in the favor of xx, in the amount of xx which was recorded on xx/xx/2018.
Fourth in the favor of xx, in the amount of xx which was recorded on xx/xx/2019.
Fifth in the favor of xx, in the amount of xx which was recorded on xx/xx/2019.

Sixth in the favor of xx, in the amount of xx which was recorded on xx/xx/2019.

Seventh in the favor of xx, in the amount of xx which was recorded on xx/xx/2019.

Eight in the favor of xx, in the amount of xx which was recorded on xx/xx/2019.

Ninth in the favor of xx, in the amount of xx which was recorded on xx/xx/2019.

The first installment combined taxes of 2019 are delinquent in the amount of $xxxch was due on xx/xx/2020 and good through till xx/xx/2020.
The second installment combined taxes of 2019 are due in the amount of $xxxxx/xx/2020.

According to the payment history as of xx/xx/2020, the borrower is delinquent for a month and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2020. The current UPB reflected in the payment history is in the amount of xx till the due date of xx/xx/2020.	Collections Comments:As per the collection comments as of xx/xx/2020, the loan is in collections.
According to the payment history as of xx/xx/2020, the borrower is delinquent for a month and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2020. The current UPB reflected in the payment history is in the amount of xx till the due date of xx/xx/2020.
The reason for default is unable to be determined.
As per the collection comments as of xx/xx/2020, the loan is in collections.
According to the payment history as of xx/xx/2020, the borrower is delinquent for a month and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2020. The current UPB reflected in the payment history is in the amount of xx till the due date of xx/xx/2020.
The reason for default is unable to be determined.
As per the collection comments as of xx/xx/2020, the loan is in collections.
According to the payment history as of xx/xx/2020, the borrower is delinquent for a month and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2020. The current UPB reflected in the payment history is in the amount of xx till the due date of xx/xx/2020.
The reason for default is unable to be determined.
No evidences have been found regarding borrower occupancy and damages/repairs in the comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx, the borrower xx had filed the bankruptcy under Chapter 13 with the case #xx on xx/xx/2006. The POC was filed on xx/xx/2006 with the secured claim amount of xx and the amount of arrearage was $xxx The plan was confirmed on xx/xx/2006. The motion for relief was filed on xx/xx/2007 and order was granted on xx/xx/2007. The debtor was discharged on xx/xx/2009 and the case was terminated on xx/xx/2009.	This is conventional fixed rate xx with P&I of $xxx with the interest rate of 9.1620% and a maturity date of xx/xx/2033. However, the P&I as per payment history is $xxx and the interest rate is 7.690%. Nothing is given in collection and tape regarding modification. It seems that loan has been modified. However, the modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. The Estimated HUD-1/Itemization/GFE is also missing from the loan file."
* Lost Note Affidavit (Lvl 3) "A Lost Note affidavit found in the loan file at xx, which states that The Original Note has been misplaced and/Or Lost. However, there is a duplicate copy of the Note available located at xx.	* Application Missing (Lvl 2) "Final Application/1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Ohio State. The following state disclosures are missing from the loan file:
1. Equal Credit Availability Notice.
2. Insurance Tying Disclosure.
3. Non-Deposit Insurance Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2020, the subject xx was originated on xx.14 with xx and it was recorded on xx/xx/2004. The chain of xx assignment has been completed. Currently, the xx is with xx, as Trustee of xx. No active judgments or liens have been found. Annual xx taxes of 2019 have been paid in the amount of $xxx	The payment history dated as of xx/xx/2020 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 9.410%. The current unpaid principal balance reflects in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections and currently in performing status. The payment history dated as of xx/xx/2020 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 9.410%. The current unpaid principal balance reflects in the amount of xx. No foreclosure proceedings have been found. xx, had filed BK chapter 13 with case # xx on xx/xx/2009. The BK plan got confirmed on xx/xx/2009. POC was filed on xx/xx/2009 with POC amount $xxx arrearage $xxx. Later, BK got discharged on xx/xx/2014 and terminated on xx/xx/2014. According to collection comment, no damages or repairs have been found.

Update:
As per the servicing comment dated xx/xx/2021, the subject property had roof damage and has been repaired. As per the servicing comment dated xx/xx/2022, the borrower has filed the claim for wood on the roof, and the total cost of repairs is xx. As per the servicing comment dated xx/xx/2022, the work of wood on the roof has been completed. Further details were not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments: xx, had filed BK chapter 13 with case # xx on xx/xx/2009. The BK plan got confirmed on xx/xx/2009. POC was filed on xx/xx/2009 with POC amount $xxx arrearage $xxx. Later, BK got discharged on xx/xx/2014 and terminated on xx/xx/2014.	Not Applicable	Credit Application Missing Required State Disclosures	3: Curable	* Lost Note Affidavit (Lvl 3) "Lost note affidavit dated xx/xx/2018 is found in the loan file located at xx. It shows, the original note was misplaced, lost or destroyed. However, original or duplicate copy of note is also available in the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan is failed for TILA Finance Charge Test, TILA APR Test and for TILA Right of Rescission Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for TILA Finance Charge Test and TILA APR Test. Loan data xx, comparison data xx hence the variance is -$xxx."
* Missing Required State Disclosures (Lvl 2)     "Below State disclosures are missing from the loan file. Authorization Fees, Charges and Expenses for Federally Related xx Loans Anti-Tying Disclosure Financial Institution Choice of Insurance Disclosure"
								* TIL not hand dated (Lvl 2) "Final TIL is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx, with xx. with Instrument# xx.
The chain of assignment has been completed. Currently, the assignment is with xx, As Trustee of xx which was recorded on xx/xx/2018.
There is a senior xx in the favor of xx which was originated on xx.xx with Instrument# xx.
No active judgments or liens have been found.
Annual combined taxes for the year of 2019 have been paid in the amount of $xxxrior year delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower has been current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied to xx/xx/2020. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.	Collections Comments:The present status of the loan is in performing and the payment is due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied to xx/xx/2020. No records for foreclosure have been found. According to the xx, the borrower xx had filed for bankruptcy under chapter-07 with the case# xx on xx/xx/2011. The debtor was discharged on xx/xx/2011 and the case was fully terminated on xx/xx/2011.
The RFD is curtailment of income. The borrower intends to keep the property. As per the comment dated xx/xx/2020, the property is owner occupied. No repairs and damages have been found. No comments have been stating the borrower’s income has been impacted by Covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx, the borrower xx had filed for bankruptcy under chapter-07 with the case# xx on xx/xx/2011. Schedule D of xxx (Doc#xx)shows there is unsecured portion of xx, the value of property is xx and amount of claim without deducting value of collateral is xx
The debtor was discharged on xx/xx/2011 and the case was fully terminated on xx/xx/2011.
According to the Adjustment of terms Agreement, the loan was modified on xx/xx/2013 and the new modified principal balance as per modification is in the amount of xx with interest rate starting at 5.00% and the borrower promises to pay P&I in the amount of $xxxinning from xx/xx/2013. The maturity date as per Adjustment of terms Agreement is xx/xx/2027. This loan was modified once.	Credit Application Missing Required State Disclosures	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "HOEPA High Cost xx Points and Fees Threshold Test: FAIL $xxx +$xxxDiscount Fee $xxxit Life Insurance Premium $xxxrding Service Fee $xxxs loan failed the HOEPA high cost xx points and fees threshold test. ( 12 CFR §1026.32(a)(1)(ii) , transferred from 12 CFR §226.32(a)(1)(ii) as enacted in 1995, and amended in 2001 )
The total points and fees payable by the consumer at or before loan closing is $xxxch exceeds the greater of 8 percent of the "total loan amount" of xx (as defined in the official commentary to paragraph 32(a)(1)(ii)), or $xxxHigh Cost xx Timing of Disclosure Test: FAIL
CFR §226.31(c) as enacted in 1995 ) ( 12 CFR §1026.32 , transferred from 12 CFR §226.32 as enacted in 1995 )
The Sec. 32 (HOEPA) Disclosure Date indicates the creditor did not furnish the disclosure required by 12 CFR §226.32 at least three business days prior to the consummation of the high cost xx; or
The Sec. 32 (HOEPA) Disclosure Date was not provided.

HOEPA High Cost xx Prepayment Term Test: FAIL
This loan failed the prepayment term test. ( 12 CFR §1026.32(d)(6) , transferred from 12 CFR §226.32(d)(6) as enacted in
1995, as amended in 2001, and 2008 )
The loan provides for a penalty for paying all or part of the principal before the date on which the principal is due."	* Application Missing (Lvl 2) "Application is missing from the loan files."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL xx -$xxx loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxoreclosure Rescission Finance Charge Test: FAIL xx -$xxxs loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR
§226.23(h) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxA APR Test: FAIL 10.280% 14.248% -3.968%
This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 14.248%. The disclosed APR of 10.280% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test :- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file,

1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees"
								* TIL not hand dated (Lvl 2) "Til is signed but not hand dated."		Critical	Fail	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.57 in favor of xx.

The chain of the assignment has been completed. The latest assignment is xx, As Trustee of xx which was recorded on xx/xx/2018.

No active Liens and Judgments have been found.
Combined annual taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan status is performing. According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is decreased income. The subject property has been occupied by the owner. No comments have been found for damages or repairs. No comments have been found for covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2016. The POC was filed on xx/xx/2017, the POC amount is xx and the arrearage amount is $xxx. The schedule D of xxx does not shows any unsecured portion. The trustees final report dated xx/xx/2020, the xx arrearage has been paid in the amount of $xxx. The chapter 13 plan was confirmed on xx/xx/2017.The case was terminated on xx/xx/2020.	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization are missing from the loan file."
* Lost Note Affidavit (Lvl 3) "Lost-note affidavit dated xx/xx/2017 was found at location xx. Original note has been lost or mispalced.However, copy of Note is located at xx."	* Application Missing (Lvl 2) "The Loan Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Notice of servicing Transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Required Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "The Right to Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020 the subject xx was originated on xx. in the amount of xx which was recorded on xx/xx/2000 with  Book|Page #xx.

The Chain of Assignments has been completed. Currently, the assignment of xx is with xx, As Trustee Of xx which was recorded on xx/xx/2018.

There is senior xx originated on xx. in the amount of xx which was recorded on xx with Book | Page# xx.

There are two credit card judgments against the borrower xx, recorded on xx/xx/2015 in the amount of xx in the favor of xx and Second, recorded on xx/xx/2018 in the amount of xx in the favor of xx in interest to xx.

The combined annual installment taxes for the year 2019 have been paid in the amount of $xxxxx/xx/2019. The city annual installment taxes for the year 2019 have been paid in the amount of $xxxxx/xx/2020. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is $xxx and PITI is $xxx. The UPB reflected is in the amount of xx. The collection comment dated xx/xx/2019 states the reason for default is a curtailment of income. The collection comment dated xx/xx/2019 states the subject property had some repairs in the past. The loss draft has been was filed on xx/xx/2019 with the amount of xx. The borrower xx called and stated received a check from the insurance company for damages to the property with their name as well as the xx companies name on it. The collection comment dated xx/xx/2019 states the inspection report received and the repairs are 100% completed. No comments found regarding foreclosure from the latest collection comments. There are no comments found related to the current condition of the subject property. There are no comments found related to the borrower’s income impacted by COVID-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx, the borrower xx had filed for bankruptcy under chapter-13 with the case#xx on xx/xx/2004. The chapter -13 plan was confirmed on xx/xx/2004. The debtor was supposed to pay the trustee the amount of $xxx for approximately 36 months under the chapter 13 plan. The case was dismissed on xx/xx/2005 and terminated on xx/xx/2005. The last filing date is xx/xx/2005.	This is a conventional fixed-rate xx with P&I of $xxx with the rate of interest 11.720% and a maturity date of xx/xx/2030. The P&I as per payment history is $xxx and the rate of interest is 7.000%; however, there is a reduction in P&I with respect to Note data which seems that there would be a possible modification. As per the tape data as of xx/xx/2020, the loan maturity date is extended as xx/xx/2031. No evidence has been found regarding loan modification in the collection comment history. It seems the loan modification agreement is missing from the loan file.	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application form is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is "Moderate", due to TILA Right of Rescission Test: FAIL"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test. Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) ,
transferred from 12 CFR §226.15(a)(3) )
The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Final TIL Date after actual transaction date (Lvl 2)     "Final TIL date "xx/xx/2000" is after actual transaction date "xx/xx/2020"."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "An initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The subject property appraisal report at origination is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia State. The following required state disclosures are missing from the loan file.
1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
								2. Disclosure of Additional Fees"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$4,203.75	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:

As per review of latest updated title report dated xx/xx/2020 the subject xx was originated on xx.78 in favor of ‘xx.’ which was recorded on xx/xx/2005 under Bk/Pg# xx.
 The chain of assignment has been completed as the xx is currently with ‘xx, as Trustee of xx’.
No active judgments or lien have been found against the borrower or subject property.
The combined taxes for 2019 have been paid off in amount of $xxx	As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 9.10% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history reflects current in the amount of xx and deferred balance is in amount of $xxx.	Collections Comments:Comment:
xx_comment history_xx
As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 9.10% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history reflects current in the amount of xx and deferred balance is in amount of $xxx.
No comments have been found regarding foreclosure proceedings.
As per xx report borrower did not file bankruptcy since loan origination.
The comments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.
The comment dated xx/xx/2020 shows that borrower’s intention is to keep property and property is occupied and no visible damages were reported.
The comment dated xx/xx/2019 shows that reason for default is illness of borrower.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The CE risk indicator is moderate due to,
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Missing Required State Disclosures (Lvl 2)     "The subject property is located at GA State. The following disclosures are missing from the loan file.
Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
Disclosure of Additional Fees"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the Pro-title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of assignment has been completed. The current assignment is with xx, as Trustee of xx which was recorded on xx/xx/2017.
No active judgments or liens have been found.
The first installment xx taxes of 2019 have been paid in the amount of $xxxxx/xx/2020 .
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is delinquent for 1 month and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2020. The current UPB reflected as per the payment history is in the amount of xx till the due date of xx/xx/2020.	Collections Comments:As per the collection comments as of xx/xx/2020, the loan is in collections.
According to the payment history as of xx/xx/2020, the borrower is delinquent for 1 month and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2020. The current UPB reflected as per the payment history is in the amount of xx till the due date of xx/xx/2020.
The reason for default is death in the family.
The comment history dated xx/xx/2019 shows that the subject property is owner-occupied.

Foreclosure Comments:As per comment history dated xx/xx/2019, the foreclosure was initiated in 2019 and the file was referred to an attorney on xx/xx/2019; however, it was closed due to the loan was reinstated on xx/xx/2020.
Bankruptcy Comments:Not Applicable	This is conventional ARM rate xx with P&I of $xxx with the interest rate of 12.190% and a maturity date of xx/xx/2020, however, the P&I as per payment history is $xxx and the interest rate of 8.00%. Also, as per comment history dated xx/xx/2020, the loan was modified with unpaid principal balance of xx with an interest rate of 8.00%. It seems that loan has been modified. However, the modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. The Estimated HUD-1/Itemization/GFE is also missing from the loan file."	* Application Missing (Lvl 2) "Final Application is missing from loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "We are unable to determine the operative index value from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the xx was originated on xx.
The chain of xx assignment has been completed. Currently, the xx is with xx, as Trustee of xx.
1) There is a civil judgment open against the borrower in the favor ofxx in the amount of xx which was recorded on xx/xx/2011.
2) There is a civil judgment open against the borrower in the favor of xx in the amount of xx which was recorded on xx/xx/2028.
Annual xx taxes of 2020 have been paid in the amount of $xx.	The payment history dated as of xx/xx/2020 reveals that the loan is current. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 5.00%. The current unpaid principal balance reflects in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections and currently in performing status.
According to the xx,xx (borrowers) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2012. POC was filed by xx on xx/xx/2013, in the secured claim amount of xx and an arrearage in the amount of xx. POC deadline was xx/xx/2013. POC was filed after the deadline. The plan was confirmed on xx/xx/2016. Trustee’s final report dated xx/xx/2017 states that the subject claim arrearage was paid in the amount of $xxx70. This case was discharged xx/xx/2017 and it was terminated on xx/xx/2017.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:According to the xx (borrowers) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2012. POC was filed by xx on xx/xx/2013, in the secured claim amount of xx and an arrearage in the amount of xx. POC deadline was xx/xx/2013. POC was filed after the deadline. The plan was confirmed on xx/xx/2016. Trustee’s final report dated xx/xx/2017 states that the subject claim arrearage was paid in the amount of $xxx70. This case was discharged xx/xx/2017 and it was terminated on xx/xx/2017.	Not Applicable	Credit Application Origination Appraisal	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final 1003 is missing from the loan file." * Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of updated title report dated xx/xx/2020, the subject xx was originated on xx.80 with xx. and it was recorded on xx/xx/2007.
The chain of assignment has not been completed. Currently, the xx is with xx, as trustee of xx which was recorded on xx/xx/2018.
No active judgments and liens have been found.
Annual taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2020.
No prior year delinquent taxes have been found.
As per the payment history as of xx/xx/2020, the borrower has been delinquent for 30+days and the next due date of payment is xx/xx/2020. The last payment (P&I) was received on xx/xx/2020 in the amount of $xxx75 which applied for xx/xx/2020. The current P&I is $xxx76 and PITI is $xxx75. The UPB as of the date is mentioned in the updated payment history is in the amount of xx.	Collections Comments:The loan is currently in collections and the next due date of payment is xx/xx/2020. The last payment (P&I) was received on xx/xx/2020 in the amount of $xxx75 which applied for xx/xx/2020. No records for foreclosure and bankruptcy has been found. The servicing comment dated xx/xx/2020 states that the reason for default of the loan is borrower's curtailment of income/excessive obligation. The subject property is self occupied by borrower & is assumed to be in average condition. No damages & litigation have been reported
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD is missing from the loan file. The values are updated as per the itemization located at xx	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report from origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file,

1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated  business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	No Result	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the xx was originated on xx.
The chain of xx assignment has been completed. Currently, the xx is with xx, as Trustee of xx.
There is a civil judgment open against the borrower in the favor of Credit Acceptance in the amount of xx which was recorded on xx/xx/2020.
Annual xx and city taxes of 2019 have been paid in the total amount of $xxx	The payment history dated as of xx/xx/2020 reveals that the loan is current. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 10.60%. The current unpaid principal balance reflects in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections and currently in performing status.
The payment history dated as of xx/xx/2020 reveals that the loan is current. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 10.60%. The current unpaid principal balance reflects in the amount of xx.
No foreclosure proceedings have been found.
No bankruptcy filing has been found.
As per comment dated xx/xx/2019, the reason for default was due to home repairs. No further details have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/ settlement statement along with estimated HUD-1 / itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of updated title report dated xx/xx/2020, the subject xx was originated on xx.71 with xx. and it was recorded on xx/xx/2000.
The chain of assignment has not been completed. Currently, the xx is with xx which was recorded on xx/xx/2017. It should be with xx.
No active judgments and liens have been found.
For the Parcel# xx
Annual taxes for the year of 2019 have been paid in the amount of $xxxr the Parcel# xx
Annual taxes for the year of 2019 have been paid in the amount of $xxx prior year delinquent taxes have been found.
As per the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date of payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which applied for xx/xx/2020. The current P&I is $xxx and PITI is $xxx. The UPB as of the date is mentioned in the updated payment history is in the amount of xx.	Collections Comments:The present status of the loan is in performing and the next payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which applied for xx/xx/2020. No records for foreclosure has been found. As per the review of the xx report, the borrower xx had filed bankruptcy under chapter 7 with the case#xx on xx/xx/2003.
The debtor was discharged on xx/xx/2003 and the case was fully terminated on xx/xx/2003.

As per the comment dated xx/xx/2020, the RFD is death of the famil member.
The borrower intends to keep the property. As per the comment dated xx/xx/2020, the property is owner occupied. No repairs and damages have been found.

Update:
No additional information found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:
As per the review of the xx report, the borrower xx had filed bankruptcy under chapter 7 with the case#xx on xx/xx/2003.
The debtor was discharged on xx/xx/2003 and the case was fully terminated on xx/xx/2003.
This is Conventional fixed rate xx with P&I of $xxx with the rate of interest 12.25000 % and a maturity date of xx/xx/2030. The P&I as per payment history is $xxx and rate of interest is 9.000%; however, there is a reduction in P&I and rate with respect to Note data which seems that there would be a possible modification. The collection comment does not reflect anything regarding the modification. However, the modification agreement is missing from the loan file.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. An Appraisal Report at the origination is missing from the loan file. As per the document located at xx shows the type of subject property as a manufactured home. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded xx. The tax certificate attached with the updated title shows separate assessment for land and improvements.
A collections comment does not reflect any information regarding Manufactured Housing whether it is attached to a permanent foundation system or not. Hence, unable to determine whether the home is attached to the permanent foundation"	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report from origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in Oregon state. The following state disclosures are missing from the loan file,

1. Oregon Forced Placed Insurance Notice
2. Notice where Escrow Account is NOT Required
3. Escrow Notice for Loans Sold to Out-of- State Purchases within one year
4. Anti-Coercion Notice
5. Insurance Premium Notice
6. Insurance Sales Notice
7. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated  business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the review of updated title report dated xx/xx/2020, the subject xx was originated on xx.80 in the favor of xx with the Bk/Pg# xx.
The chain of assignment has been completed as currently the xx is with current assignee xx, As Trustee of xx.
Active xx, judgments and liens are as follows:
There are 2 civil judgments open against the borrower. First one recorded on xx/xx/2019 in the amount of xx in the favor of xx, second one recorded on xx/xx/2016 in the amount of xx in the favor of xx.
Annual xx taxes for the year 2018 are paid in the amount of $xxxnual xx taxes for the year 2019 are delinquent in the amount of $xxxch is good through till xx/xx/2020.
As per the review of payment history dated as of xx/xx/2020, the borrower is current with the loan. The next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with the interest rate 12.000 % which was applied for due date xx/xx/2020. The latest payment history reflect current UPB in the amount of xx. As per seller tape the deferred balance is $xxx & accrued interest is $xxx.	Collections Comments:Available servicing comment and documents in file reveals that loan is in performing status.
As per the review of payment history dated as of xx/xx/2020, the borrower is current with the loan. The next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with the interest rate 12.000 % which was applied for due date xx/xx/2020. The latest payment history reflects current UPB in the amount of xx.
According to the review of latest collection comments the foreclosure was initiated by referring to attorney on xx/xx/2019. Comment dated xx/xx/2019 states that the foreclosure sale scheduled for xx/xx/2019. However, the foreclosure put on hold due to loan has been reinstated. No further details have been found.
The current bankruptcy status is case discharged.
Comment dated xx/xx/2020 states that the property is owner occupied and the borrower wants to keep the property.
No damage or estimated repairs have been found.

Update:
No additional information found in recent collection comments.

Foreclosure Comments:According to the review of latest collection comments the foreclosure was initiated by referring to attorney on xx/xx/2019. Comment dated xx/xx/2019 states that the foreclosure sale scheduled for xx/xx/2019. However, the foreclosure put on hold due to loan has been reinstated. No further details have been found.
Bankruptcy Comments:As per xx records the debtors xx had filed the bankruptcy under chapter 7 with the case# xx on xx/xx/2012.The schedule D of the xxx shows the secured claim in the amount of xx with the supporting value of collateral is xx, so there is no unsecured amount. The reaffirmation agreement was filed on xx/xx/2012 (“Doc#xx”) with the total amount of debt is xx. The debtors agree to repay the reaffirmation amount in 148 monthly installments of $xxx each which is started from xx/xx/2012. There was 12.04800% interest being charged on the reaffirmation monthly payments. Bankruptcy case was discharged on xx/xx/2012 and terminated on xx/xx/2012.	Not Applicable	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The compliance resulted "Moderate" due to this loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test.
Loan Data: $xxx Comparison Data: $xxx Variance: +$xxx
The xx loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the xxe Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and sxxbe grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xxe State. The following state disclosures are missing in the loan files.

1. Placement of Insurance Disclosure
2. Availability of Title Insurance
3. TN Consent to Disclosure of Insurance Information
4. Choice of Agent/insurer
5. Insurance Solicitation/Post Commitment"
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Updated title report dated xx/xx/2020 shows that, subject xx with (borrowers) xx and the (Lender) xx. was originated on xx.35 which was recorded on xx/xx/2022 with instrument# xx
Chain of assignment has been completed and the last assignment was done from xx which was recorded on xx/xx/2018.
No junior/senior xx has found.
Any active judgment or lien has not found.
Annual combined taxes for the year 2019 have been delinquent in the amount $xxxnual tax amount is $xxxurrent ownership of the subject property is vesting in the name xx.
According to the payment history as of xx/xx/2020, the borrower is current. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of $xxxorrower is making payment as per Adjustment of Terms Agreement, located at xx	Collections Comments:As per servicing comments, the loan is current. According to the payment history as of xx/xx/2020, the borrower is current. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of $xxxs per comments dated xx/xx/2020, reason for default is excessive obligation.
Information regarding foreclosure is not available in latest servicing comments.
As per comments dated xx/xx/2020, subject property is occupied by unknown party.
As per comments dated xx/xx/2019, subject property is located in a major disaster area. Event was occurred on xx/xx/2019, Disaster was declared on xx/xx/2019 and the disaster end date was xx/xx/2019. Comments regarding damage to the subject property have not found.

Update:
As per the servicing comment dated xx/xx/2021, the foreclosure case is initiated in 2021 with a loan. As per the servicing comment dated xx/xx/2022, the foreclosure case is cancelled due to reinstatement.
As per the comment dated xx/xx/2023, a payment arrangement was created with a repayment plan for 3 months, which started on xx/xx/2023 in the monthly amount of $xxx22. Further details were not provided.
As per the comment dated xx/xx/2023, the RFD is excessive obligation.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD and Itemization is missing from the loan file."	* Application Missing (Lvl 2) "Final Loan Application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Final Appraisal document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Recession document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2020 the subject xx was originated on xx.64 for the amount of xx recorded on xx/xx/2008. The chain of assignment has been completed, currently the assignment is with xx. There are no active liens and judgments found against the borrower. 2019-2020 combined taxes are paid in the amount of $xxx prior delinquency has been found.	According to the payment history as of dated xx/xx/2020 the borrower is regular with the payment and the next due date is xx/xx/2020. The last payment received on xx/xx/2020 for the amount of $xxx with an interest rate of 11.60%. The current UPB is reflected in payment history for the amount of xx.

Collections Comments:The current status of the loan is performing. According to the payment history as of dated xx/xx/2020 the borrower is regular with the payment and the next due date is xx/xx/2020. The last payment received on xx/xx/2020 for the amount of $xxx with an interest rate of 11.60%. The current UPB is reflected in payment history for the amount of xx.
No comments have been found regarding the foreclosure.
The borrower xx had filed bankruptcy under chapter- 7 with the case#xx on xx/xx/2009
The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair.  No comments have been found regarding the income impacted due to Covid-19.

Update:
As per the servicing comment dated xx/xx/2022, the payoff approved in the total amount of xx. The collection comment does not reflect any comment regarding paid in full.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter- 7 with the case#xx on xx/xx/2009 . The schedule D of xxx dated xx/xx/2009 shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx however, the unsecured portion is $xxxHowever , bankruptcy discharged on xx/xx/2010 and terminated by xx/xx/2010 .	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 along with Estimated HUD and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final Application report is missing from loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Property is Manufactured Housing (Lvl 2)     "Home has been affixed to the permanent foundation .
Appraisal report is missing from loan files. According to tape data subject is modular home but, updated title report and the Certification excempting a manufactured structure from Ownership document located at xx shows the the property is manufactured structure. This states it is affixed to the real property with VIN# xx.
The Affidavit of Affixation is not available in the loan file. The final title policy is missing from the loan file. Also, the VIN# is also not available in the legal description of the recorded xx.There is no separate assessment on tax report."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the Updated title report dated xx/xx/2020 reflects that the subject xx was originated on xx. in the amount of xx, which was recorded on xx/xx/2007 Instrument# | Book/Page# xx. The chain of the assignment has been completed. Currently, the xx assignment is with xx, which was recorded on xx/xx/2017. There is senior xx active against the subject property in the favor of xx for the amount of xx which was recorded on xx/xx/1997. Annual combined taxes for the year of 2019 has been delinquent in the amount of $xxxthe due date xx/xx/2020 and good through date was xx/xx/2020.	According to a review of the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx which includes P&I $xxx with the rate of interest 9.060%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx which includes P&I $xxx with the rate of interest 9.060%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx. As per comment dated xx/xx/2020, the reason for default was Excessive Obligations. According to servicing comment dated xx/xx/2019, the foreclosure was initiated against the subject property. The file was referred to attorney on xx/xx/2019. As per comment dated xx/xx/2019, the title issue was referred that Property Was Owned by xx Was Not Opened. However, the foreclosure was put on hold as the reinstatement fund received on xx/xx/2019. No further details have been found. As per servicing comment dated xx/xx/2020, the occupancy of subject property is vacant.
According to the collection comment dated xx/xx/2019, the subject property was damaged due to Wind/Hail on xx/xx/2018. The estimated loss is in the amount of xx. The borrower filed the claim for the same with xx. The comment dated xx/xx/2020 states that the Roof of the property leaked and excessive debris present.  The comment further states that the damages are under xx. Further details are not available. Based on the collection comments we are unable to confirm whether the damages are repaired or not.

Foreclosure Comments:According to servicing comment dated xx/xx/2019, the foreclosure was initiated against the subject property. The file was referred to attorney on xx/xx/2019. As per comment dated xx/xx/2019, the title issue was referred that Property Was Owned by xx Was Not Opened. However, the foreclosure was put on hold as the reinstatement fund received on xx/xx/2019. No further details have been found.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test: Result: FAIL Loan data: xx Comparison data: xx Variance: -$xxx TILA Foreclosure Rescission Finance Charge Test: Result: FAIL Loan data: xx Comparison data: xx  Variance :-$xxx TILA APR Test: Result: FAIL Loan data: 10.510% Comparison data: 10.638%  Variance: -0.128%"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: Result: FAIL Loan data: xx Comparison data: xx Variance: -$xxx This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Foreclosure Rescission Finance Charge Test: Result: FAIL Loan data: xx Comparison data: xx  Variance :-$xxx This loan failed the TILA foreclosure rescission finance charge test.  The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxILA APR Test: Result: FAIL Loan data: 10.510% Comparison data: 10.638%  Variance: -0.128% This loan failed the TILA APR test.  The annual percentage rate (APR) is 10.638%. The disclosed APR of 10.510% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in South Carolina State. The following required state disclosures are missing from the loan file.  1.Agent Preference Disclosure 2.Casualty Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right to Rescission is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$8,334.83	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx., for the amount of xx and was recorded on xx/xx/2006.
The chain of the assignment has been completed and currently the assignment is with xx as Trustee of xx Trust A which was recorded on xx/xx/2017.
There is an active judgment against the xx for the amount of $xxx was recorded on xx/xx/2008, however, the name of the borrower does not match with the primary borrower’s name.
The first installment combined taxes for the year 2019 have been paid in the amount of $xxx the second installment combined taxes for the year 2020 have been paid in the amount of $xxxo, any prior year delinquent taxes have been found.
According to the review of payment history as of xx/xx/2020 the borrower currently making the regular payments and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The current P&I is $xxx, PITI is $xxx and the rate of interest is 5.805%. The current UPB is in the amount of xx.	Collections Comments:The current status of the loan is performing and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The current P&I is $xxx, PITI is $xxx and the rate of interest is 5.805%. The current UPB is in the amount of $xxxl the due date of xx/xx/2020.
The comment dated xx/xx/2020 shows that the reason for default is excessive obligations. The comment dated xx/xx/2020 shows the reason for default is curtailment of income.
The current employment of the borrower and job type is unable to determine from servicing comment and loan file.
The borrower did filed bankruptcy yet.
No evidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
No comment pertaining damage to the subject property has been observed.
As pet the comment dated xx/xx/2020, the reason for default is curtailment of income. The latest comment dated xx/xx/2020 shows the reason for default is excessive obligation. No, any   further details have been found regarding covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate xx with P&I of $xxx with the rate of interest 10.142% and a maturity date of xx/xx/2021. The P&I as per payment history is the $xxx and rate of interest is 5.805%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. The tape is also providing the maturity date of xx/xx/2052. As per the prior collection comment dated xx/xx/2017 located at xx, the audit of loan modification has been needed. There are no evidence of permanent loan modification been found in the loan file and in the review of collection comments.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization is missing from the loan file."
* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at xx, which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia State. The following required state disclosures are missing from the loan file. 1. VA Application Disclosure 2. Choice of Settlement Agent Disclosure 3. Disclosure of Charges for Appraisal or Valuation 4. Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, with INGxx with Instrument# xx.
 The chain of assignment has not been completed. The current assignment is with originated lender xx. However, it should be with xx, as Trustee of xx

There are a 4 junior mortgages against the subject property active in the favor of bellow lenders.
1. First junior xx was originated on xx.00 with xx of the West with Instrument#xx.
2. Second junior xx (Assignment of Rents) was originated on xx.00 with xx with Instrument#xx.
3.  Third junior xx (Assignment of Rents) was originated on xx.00 with xx with Instrument#xx.
4. Forth junior xx (Assignment of Rents) was originated on xx.00 with xx with Instrument#xx.

1st and 2nd Installment xx taxes for the year of 2019 are paid on xx/xx/2019 and xx/xx/2020 in the amount of xx.

The notice of special tax lien, recorded on xx/xx/2013 in Instrument# 20130110801 and Amended notice of special tax lien, recorded on xx/xx/2013 in Instrument#xx.
The notice of special tax lien, recorded on xx/xx/2017 in Instrument#xx.
According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 01month. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx46 and PITI is in the amount of $xxx53. The UPB reflected as per the payment history is in the amount of xx.
The ARM payment change notice located at xx.

Collections Comments:As per the servicing comments, the loan is in collection.
According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 01month. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx46 and PITI is in the amount of $xxx53. The UPB reflected as per the payment history is in the amount of xx.
As per comments dated xx/xx/2020 located at: xx states, the covid 19 forbearance letter rexxed from vendor. No further details have been found regarding covid 19.
As per the comments dated xx/xx/2020, the reason for default is Curtailment of Income and the subject property has been occupied by the owner. The borrower's intention is to keep the property.
As per the comment dated xx/xx/2018, the current employment of the borrower and job type is self-employment.
As per the comment dated xx/xx/2018, the subject property is located in Major Disaster area and Disaster declared on xx/xx/2018. As per the comment dated xx/xx/2018, the Disaster coding removed from loan. There is no evidence has been found of damage or repairs in the latest servicing comments.
No information pertaining to bankruptcy has been found.
No foreclosure activity has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Loan Program Info Disclosure	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to confirm in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affilated business disclosure is missing from the loan file."
								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "As per Note date is xx/xx/2007 and HUD-1 Settlement date is xx/xx/2007 with a disbursement date is xx/xx/2007. Right of Rescission transaction date is xx/xx/2007 and Expiration date is xx/xx/2007. Hence, ROR transaction dates not consistent with note and HUD."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx.xxhich was recorded on xx/xx/2006.
The chain of the assignment has not been completed. However, it should be with xx, As Trustee of xx.
No active judgments or liens have been found.
The annual installment of town jurisdiction tax of 2019 has been paid in the amount of $xxx/xx/2019.
The annual installment of xx jurisdiction tax of 2020 has been paid in the amount of $xxx/xx/2020.
The annual installment of school jurisdiction tax of 2019/2020 has been paid in the amount of $xxx/xx/2019.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected is in the amount of xx.
The loan modification agreement was made between (borrower)xx and (Lender)xx on xx/xx/2019.
As per the comment dated xx/xx/2020 the reason for default is curtailment of income.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
As per the comment dated xx/xx/2020, the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between (borrower) xx and (Lender)xx on xx/xx/2019.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 4.7500% and new P&I is in the amount of $xxxnning from xx/xx/2019. The maturity is xx/xx/2024. The interest bearing amount is xx and deferred balance in the amount of $xxxincipal forgiven is $xxxhe balloon payment of xx sxxbecome due and payable on xx/xx/2024.	Credit Application Right of Rescission	3: Curable	* Release of xx (Lvl 3) "The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx.xxhich was recorded on xx/xx/2006. As per the satisfaction of xx located at xx, the subject xx was released. However, the xx is being re recorded due to satisfaction was made in error which was located at xx and recorded on xx/xx/2008. The loan modification agreement was made between (borrower) xx and (Lender) xx on xx/xx/2019. The maturity is xx/xx/2024."	* Application Missing (Lvl 2) "Application / 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the interest rate test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Interest Rate Test: Result: FAIL; Loan Data: 10.500%; Comparison Data:  7.750% ; Variance:+2.750% .
This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2000.
The chain of the assignment has been completed and currently the assignment is with xx, as Trustee of xx which was recorded on xx/xx/2018.
There is one junior civil judgment against the borrower in the favor of xx for the amount of xx which was recorded on xx/xx/2016.
Combined annual taxes for the year of 2019 have been paid in the amount of xxx.
No, any prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with an interest rate of 10.896%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan present status is performing.
According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with an interest rate of 10.896%. The new UPB is reflected in the amount of xx.
As per the comment dated xx/xx/2019, the reason for default is curtailment of income.
The loan was not modified since origination.
The borrower did not file bankruptcy yet.
The foreclosure activity has not been found.
The subject property is owner occupied. The borrower's intention is to keep the property.
The comments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Loan Program Info Disclosure Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated hud-1 and Itemization are missing from the loan files."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan files."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan files."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated business disclosure is missing from the loan files."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the xx was originated on xx.xxhe chain of xx assignment has been completed. Currently, the xx assignment is with xx, as Trustee of xx.
No active judgments or liens have been found.
Annual xx taxes of 2019 have been paid in the amount of $xxx	The payment history dated as of xx/xx/2020 reveals that the loan is current. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxit was applied for the due date of xx/xx/2020. The current P&I is $xxxinterest rate is 4.750%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections and currently in performing status.
The payment history dated as of xx/xx/2020 reveals that the loan is current. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxit was applied for the due date of xx/xx/2020. The current P&I is $xxxinterest rate is 4.750%. The current unpaid principal balance is in the amount of xx.
No foreclosure proceedings have been found.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2019 with new principal balance of xx of which $xxxbeen deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the new P&I in the amount of $xxx the new fixed interest rate of 4.750% beginning from xx/xx/2019 to the maturity date of xx/xx/2024.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/ settlement statement along with estimated HUD-1 / itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx, in favor of xx. recorded in Instrument# xx. The chain of assignment has been completed. The current assignment is with xx, as Trustee of xx. There is a credit card judgment in favor of xx recorded on xx/xx/2016 in the amount ofxx. No prior year delinquent taxes have been found.	As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for due date xx/xx/2020. The current P&I is in the amount of $xxxcurrent PITI is in the amount of $xxx an interest rate of 6.875%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current loan status is performing. As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for due date xx/xx/2020. The current P&I is in the amount of $xxxcurrent PITI is in the amount of $xxx an interest rate of 6.875%. The current UPB reflected as per the payment history is in the amount of xx.
The loan was modified on xx/xx/2018 between the borrower xx and lender xx. The new modified principal balance as per modification is in the amount of xx of which interest-bearing amount is xx and deferred balance is $xxxdified interest rate is 6.875% and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2019. The maturity date as per modification is xx/xx/2034. This loan was modified once.
The reason for default is illness of the borrower. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No comments have been found regarding Covid-19 impact.

Update:
No additional information found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx, the borrower xx had filed for bankruptcy under Chapter-7 with the case# xx on xx/xx/2017. The bankruptcy was discharged on xx/xx/2018 and the case was terminated on xx/xx/2018.	The loan was modified on xx/xx/2018 between the borrower xx and lender xx. The new modified principal balance as per modification is in the amount of xx of which interest-bearing amount is xx and deferred balance is $xxxdified interest rate is 6.875% and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2019. The maturity date as per modification is xx/xx/2034. This loan was modified once.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file."
* Lost Note Affidavit (Lvl 3) "The Lost Note Affidavit was found from the loan file. The Lost Note Affidavit was executed on xx/xx/2018. The Lost Note Affidavit is located at xx."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xxhe chain of the assignment has been completed. Currently, the xx is with xx as Trustee of xx which was recorded on xx/xx/2017.
There is a civil judgment in the favor of xx as ultimate assignee of xx in the amount of xx which was recorded on xx/xx/2014.
There is a civil judgment in the favor of xx in the amount of xx which was recorded on xx/xx/2014.
There is a civil judgment in the favor of xx in the amount of xx which was recorded on xx/xx/2017.
The annual combined taxes of 2019 have been paid in the amount of $xxxelinquent taxes have been found for the prior year.
The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxthe due date of xx/xx/2020. The UPB reflected is in the amount of xx till the due date of xx/xx/2020.	Collections Comments:The review of the collection comment shows that the loan is in the collection and the next due date for the payment is xx/xx/2020. The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxthe due date of xx/xx/2020. The UPB reflected is in the amount of xx till the due date of xx/xx/2020. The debtor xx had filed the bankruptcy under chapter-7 on xx/xx/2014 with the case#xx and the plan is not confirmed yet. The schedule-D in xxx shows that xx as unsecured portion out of claim amount of xx and the value of the property is xx. No comment indicating a cram down has been found. The bankruptcy was discharged on xx/xx/2015. The date of the last filing the bankruptcy was xx/xx/2015. The comment dated xx/xx/2019 states that the reason for default is curtailment of income. The subject property is owner-occupied. The borrower intends to keep the property. The loan was modified on xx/xx/2018 between the borrower xx and the lender xx. The loan has been modified once since origination. No damage and repairs have been found. No information pertaining to foreclosure has been found. The income of borrower is not impacted by COVID-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed the bankruptcy under chapter-7 on xx/xx/2014 with the case#xx and the plan is not confirmed yet. The schedule-D in xxx shows that xx as unsecured portion out of claim amount of xx and the value of the property is xx. No comment indicating a cram down has been found. The bankruptcy was discharged on xx/xx/2015. The date of the last filing the bankruptcy was xx/xx/2015.	The loan was modified on xx/xx/2018 between the borrower xx and the lender xx. The modified new principal balance is xx out of which $xxxbeen deferred and the new interest bearing principal amount is in the amount of xx. The borrower promised to pay modified P&I of $xxx the fixed interest rate of 4.000% beginning from xx/xx/2018 with the new maturity date of xx/xx/2039. This modification has a balloon payment at the maturity in the amount of xx. The loan has been modified once since origination.	Credit Application Initial Escrow Acct Disclosure	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow acct disclosure is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per the appraisal report, the appraised value is xx which is less than the original principal balance of xx. Hence, LTV or CLTV exceed 104%."
								* ROR not hand dated by borrower(s) (Lvl 2) "The ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.A. for the amount of xx which was recorded on xx/xx/2005.
The chain of assignment has been completed. The last assignment is with xx, As Trustee of xx which was recorded on xx/xx/2017.
There is one judgment against the borrower xx in the favor of xx for the amount of xx which was recorded on xx/xx/2011.

xx annual taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019.
Annual Utilities taxes for the year of 2019 are delinquent in the amount of $xxxch was due on xx/xx/2020. These taxes are good through till xx/xx/2020.
This can be cured by paying off above unpaid taxes with accrued interest and late charges.
According to the latest payment history as of xx/xx/2020, the loan is currently performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx (PITI) which was applied for the due date of xx/xx/2020. The UPB as per the payment history is reflected in the amount of xx. The current interest rate is 4.500% and P&I is $xxx.	Collections Comments:The loan is currently performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx (PITI) which was applied for the due date of xx/xx/2020. The UPB as per the payment history is reflected in the amount of xx. The current interest rate is 4.500% and P&I is $xxx.
According to comment dated xx/xx/2018, the foreclosure was put on hold for loss mitigation. According to comment dated xx/xx/2018, the trial plan review has been completed. The trial plan payment was due from xx/xx/2018. Fourth payment was received on xx/xx/2018. The loan modification was completed. The foreclosure was dismissed on xx/xx/2019. The loan was modified on xx/xx/2018. According to modified terms, the new principal balance is xx. Borrower promises to pay P&I in the amount of $xxx with the interest rate of 4.500% beginning from xx/xx/2019 till the maturity date of xx/xx/2030. The balloon payment in the amount of xx is due on the maturity date. According to comment dated xx/xx/2019, the reason for default is illness of principal borrower. According to comment dated xx/xx/2020, the reason for default is marital difficulties.
According to comment dated xx/xx/2020, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed. No latest xxx Report is available in the loan file.

Foreclosure Comments:According to comment dated xx/xx/2018, the foreclosure was put on hold for loss mitigation. According to comment dated xx/xx/2018, the trial plan review has been completed. The trial plan payment was due from xx/xx/2018. Fourth payment was received on xx/xx/2018. The loan modification was completed. The foreclosure was dismissed on xx/xx/2019.
Bankruptcy Comments:Not Applicable	This modification agreement was made between the borrower, "xx" and the lender, xx, As Trustee of xx on xx/xx/2018. According to modified terms, the new principal balance is xx. Borrower promises to pay P&I in the amount of $xxx with the interest rate of 4.500% beginning from xx/xx/2019 till the maturity date of xx/xx/2030. The balloon payment in the amount of xx is due on the maturity date.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	3: Curable	* Missing HELOC Disclosures (RESPA) (Lvl 3) "HELOC booklet and Disbursement sheet/Fees sheet/ Fee statement are missing from the loan file."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maryland state. The following state disclosures are missing from the loan file:
Affidavit of Consideration
Affidavit of Disbursement
First Time Buyers Affidavit
Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
Balloon Payment
No Escrow Account
Mandatory Binding Arbitration Disclosures
Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per review of latest updated title report dated xx/xx/2020 the subject xx was originated on xx.90 in favor of xx. which was recorded on xx/xx/2010 under Bk/Pg# xx.
 The chain of assignment has been completed as the xx is currently with ‘xx as Trustee of xx’.
There is civil judgment against the borrower in amount of xx which was recorded on xx/xx/2017 in the favor of xx.
No prior delinquent taxes have been found.
The xx taxes for 2019 have been paid off in amount of $xxxe xx taxes for 2019 are due in amount of $xxx	According to a review of the payment history as of xx/xx/2020, the borrower is 1 month delinquent with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx which includes P&I $xxx with the rate of interest 11.736%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:Comment:
xx_comment history_xx
According to a review of the payment history as of xx/xx/2020, the borrower is 1 month delinquent with the loan and the next due date for the regular payment is xx/xx/2020.  The last payment was received on xx/xx/2020 in the amount of PITI $xxx which includes P&I $xxx with the rate of interest 11.736%, which was applied for the due date of xx/xx/2020.  The UPB reflected in the latest payment history is in the amount of xx.
No comments have been found regarding foreclosure proceedings.
As per xx report borrower did not file bankruptcy since loan origination.
No visible damages are reported.
The comment dated xx/xx/2020 shows that subject property is occupied by and his intention is to keeps the property. Same comment shows that reason for default is Excessive obligations, loss of income due to job.
The comment does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.
The comment dated xx/xx/2018 shows that subject property is located in disaster declared area for storm and flooding on xx/xx/2018 which was ended on xx/xx/2018.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Good Faith Estimate Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the HOEPA higher-priced xx loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced xx loan, as defined in Regulation Z. While the HOEPA higher-priced xx loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced xx loans even if the additional conditions are met.

This loan failed the TILA APR test.
The annual percentage rate (APR) is 11.805%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 11.805%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file; we considered the values as 0."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final Good Faith Estimate is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial Good Faith Estimate is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial Truth in Lending is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of loan origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of assignment has not been completed. Currently, the xx is with xx, xx, Successor By xx, LP which was recorded on xx/xx/2012. It should be with  xx, As Trustee of xx.
There is a xx lien in the favor of xx which was recorded on xx/xx/2019.
Annual taxes for the year of 2019 have been paid in the total amount of $xxx prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for 30+days and the next payment is due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020. The UPB as per the tape is xx. The current P&I is $xxx and PITI is $xxx	Collections Comments:The loan is currently in collections and the next payment is due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020. No evidence for foreclosure and bankruptcy has been found. The borrower intends to keep the property. The loan was modified twice since origination. As per the comment dated xx/xx/2020, the RFD is illness of the borrower. No repairs and damages have been found. As per the comment dated xx/xx/2020, the property is owner occupied. No comments have been found stating the borrower’s income has been impacted by COVID-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between the borrower xx and lenderxx on xx/xx/2017. As per the modified terms, the UPB of xx.
The borrower promises to pay with interest rate of 4.375 % with P&I in the amount of $xxx, beginning from xx/xx/2017. The maturity date is xx/xx/2036.
Missing Required State Disclosures xx Insurance	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "The loan type is conventional. As per the application, the MI fees is $xxx Tape reflects MI certificate is required. However, the MI certificate is missing from the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file,

1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
								13. Insurance Solicitation/Post Commitment Requirement"		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the latest updated title report dated xx/xx/2020 the subject xx was originated on xx.xx in favor of xx which was recorded on xx/xx/2004 under Bk/Pg# xx.
 The chain of assignment has been completed as the xx is currently with xx, as Trustee of xx” which was recorded on xx/xx/2018.
There is junior xx in the favor of xx. originated on xx.xx.
Annual combined taxes for 2019-2020 have been paid in the amount of $xxxrior delinquent taxes have been found.
The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2020 to till date. The loan has been in delinquency for more than 2 Months. The last payment was received on xx/xx/2020 in the amount of $xxx interest rate of 4.25% and P&I is $xxxh was applied for the due date of xx/xx/2020. The payment history reflects current unpaid principal balance is in the amount of xx and deferred balance is xx.	Collections Comments:Comment:
xx_comment history_xx
The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2020 to till date. The loan has been in delinquency for more than 2 Months. The last payment was received on xx/xx/2020 in the amount of $xxx interest rate of 4.25% and P&I is $xxxh was applied for the due date of xx/xx/2020. The payment history reflects current unpaid principal balance is in the amount of xx and deferred balance is xx.
The review of collection comment states that foreclosure was initiated in 2017. The foreclosure complaint was filed on xx/xx/2018. The final judgment was entered on xx/xx/2018 and foreclosure sale was scheduled for xx/xx/2018. But sale was canceled due to loss mitigation. The loan was modified in 2019. No further details have been found.
As per xx report borrower did not file bankruptcy since loan origination.
The comment dated xx/xx/2020 shows that reason for default is curtailment of income. The latest comment dated xx/xx/2020 shows that borrower wants to Covid-19 help. No further comments have been found regarding Covid-19 impact.
The comment dated xx/xx/2020 shows that borrower’s intention is to keep property and property is occupied.
The comment dated xx/xx/2019 shows that subject property was damaged due to wind and hail on xx/xx/2019. The claim was filed under # xx with insurance amount xx. No further details have been found regarding damages and repairs.

Foreclosure Comments:The review of collection comment states that foreclosure was initiated in 2017. The foreclosure complaint was filed on xx/xx/2018. The final judgment was entered on xx/xx/2018 and foreclosure sale was scheduled for xx/xx/2018. But sale was canceled due to loss mitigation. The loan was modified in 2019. No further details have been found.
Bankruptcy Comments:Not Applicable
The loan was modified on xx/xx/2019 with new principal balance of xx and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the new modified P&I of $xxx the new fixed interest rate of 4.625% beginning from xx/xx/2019 to the new maturity date of xx/xx/2051.
Initial Escrow Acct Disclosure Missing Required State Disclosures xx Insurance	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "The loan type is conventional. As per application, the MI fee is $xxxowever, MI certificate is missing from the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The loan failed the prohibited fees test.Iowa loans may fall into more than one loan category at the same time. A fee is allowed if authorized by one or more statutes that apply. Otherwise fees are prohibited:If the loan is a Consumer Loan (Iowa Code §537.1301(14)) it may charge an "additional charge". (Iowa Code §537.2501 and §537.2507).If the loan is a Home Acquisition Loan (Iowa Code §535.8(1)) the lender may collect fees as allowed by statute. (Iowa Code §535.8(4), xx If the loan is a Home Equity Line of Credit (Iowa Code §535.10(1)) the lender may collect fees as allowed by statute. (Iowa Code §535.10(3); §535.8(4), and xx
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees Test:Result  FAIL Loan Data  xx  Comparison Data$xxxiance+xx
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from loan files."
								* Missing Required State Disclosures (Lvl 2) "The subject property is located in Iowa State. The following required state disclosures are missing from the loan file. 1. Credit Agreement Disclosure 2. Cosigner Notice 3. Notice to Consumer 4. Compliance with Truth in Lending Act 5. Choice of Insurer Disclosure"		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.in the amount of xx which was recorded on xx/xx/2005 with the Book/Page# xx.

As per the Updated title report, no assignment found, However, the subject xx is with the original lender xx as nominee for Decision xx. However it should be with xx, As Trustee of xx.

There are no judgments and liens against the borrower and the subject property.
The annual xx taxes of the year 2019 are delinquent in the amount of $xxxch and good through till xx/xx/2020.
As per the review of payment history as of xx/xx/2020 the borrower has been delinquent for more than thirty days and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The current P&I $xxx and the rate of interest is 9.270%. As per the payment history, the current UPB is in the amount of xx.	Collections Comments:As per the review of the servicing comment as of dated xx/xx/2020, the loan is in collection.
The borrower has been delinquent for more than thirty days and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The current P&I $xxx and the rate of interest is 9.270%. As per the payment history, the current UPB is in the amount of xx.
According to the latest collection comment dated xx/xx/2020, the borrower was infected with Covid-19 and also the borrower states that the reason for default is curtailment of income.  No further details regarding the Covid-19 forbearance plan and unable to determine the borrower current employment details.
The loan was not modified since origination.
The review of the collection comment shows no indication of post-closing foreclosure activity.
No information pertaining to bankruptcy has been found.
According to the collection comments, the borrower intends to keep the property. The subject property is owner occupied. There are no comments found related to the subject property condition.

Update:
No additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Itemization of fees and estimated HUD-1 are also missing from the loan file."	* Application Missing (Lvl 2) "The final loan application is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in West Virginia State. The following required state disclosures are missing from the loan file.
1. WV Collateral Protection Insurance Notice 1
2. Co-Signer Notice
3. Financial Institution Insurance Disclosure
4. Non-Deposit Investment Product Disclosure
5. Financial Institution Insurance Disclosure
6. Non-Deposit Investment Product Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan files."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of assignment has been completed. Currently, the xx is with xx, As Trustee of xx which was recorded on xx/xx/2017.
No active judgments or liens have been found.
The taxes have been exempted.
As per the review of the payment history, the borrower has been delinquent for 30+days and the next payment is due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxwhich was applied for xx/xx/2020. The UPB as per the tape is xx. The current P&I is $xxx and PITI is $xxx.	Collections Comments:The loan is currently in collections and the next payment is due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxwhich was applied for xx/xx/2020. As per the review of the xx report, the debtor xx had filed Bankruptcy under chapter-13 on xx/xx/2004 with the Case# xx.
The BK was discharged and terminated on xx/xx/2004.
The borrower intends to keep the property. The loan was modified once since origination.  As per the comment dated xx/xx/2020, the RFD is Excessive Obligations. No repairs and damages have been found. As per the comment dated xx/xx/2020, the property is owner occupied. No comments have been found stating the borrower’s income has been impacted by COVID-19.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney in 2018. Foreclosure was put on hold due to reinstatement initiated. According to latest comment reveals that file was closed on xx/xx/2018. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:As per the review of the xx report, the debtor xx had filed Bankruptcy under chapter-13 on xx/xx/2004 with the Case# xx. The re-affirmation agreement was filed on xx/xx/2004.
The BK was discharged and terminated on xx/xx/2004.
`
This is Conventional fixed rate xx with P&I of $xxx with the rate of interest 14.04000 % and a maturity date of xx/xx/2017. The P&I as per payment history is $xxx and rate of interest is 6.000%; however, there is a reduction in P&I with respect to Note data which seems that there would be a possible modification. The collection comments do not reflects anything regarding the modification.
However, the loan modification agreement is missing from the loan file.
Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."
* Lost Note Affidavit (Lvl 3) "A Lost note affidavit found in a file at xx, Which states that the Original Note has been misplaced and/Or Lost. The copy of original note is found in the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Choice of Insurer is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report dated xx/xx/2020 shows that, subject xx with (borrowers) xx and the (Lender) xx. was originated on xx.65 which was recorded on xx/xx/2005 with instrument# xx.

Chain of assignment has been completed and the last assignment was done from xx, as Trustee of xx which was recorded on xx/xx/2018.

No junior/senior xx has found.

Any active judgment or lien has not found.

Second installment of xx taxes for the year 2020 has been due for xx/xx/2020 in the amount $xxxrst installment of xx taxes for the year 2020 has been paid in the amount $xxxnual tax amount is $xxx delinquent taxes have been found.

Current ownership of the subject property is vesting in the name xx (borrowers).
According to the payment history as of xx/xx/2020, the borrower is current. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per servicing comments, the loan is current. According to the payment history as of xx/xx/2020, the borrower is current. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
As per comments dated xx/xx/2019, reason for default is death of principal borrower.
Information regarding foreclosure is not available in latest servicing comments.
As per comments dated xx/xx/2020, subject property is occupied unknown party and comments regarding damage to the subject property are not found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD-1 along with Estimated HUD and Itemization are missing from loan files."	* Application Missing (Lvl 2) "Final Loan Application is missing from loan files."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia State. The following required state disclosures are missing from the loan file.

1. VA Application Disclosure
2. Choice of Settlement Agent Disclosure
3. Disclosure of Charges for Appraisal or Valuation
4. Copy of Appraisal or Statement of Appraised Value"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from loan files."										Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the Pro-title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of assignment has been completed. The current assignment is with xx, as Trustee of xx, which was recorded on xx/xx/2017.
There is a junior xx against the subject property in the favor of xx, in the amount of xx which was recorded on xx/xx/2006.
The annual combined taxes of 2019 have been paid in the amount of $xxxo prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is delinquent for 1 month and the next due for regular payment is xx/xx/2020.
The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2020. The current UPB reflected in the payment history is xx till the due date of xx/xx/2020.	Collections Comments:As per the collection comments as of xx/xx/2020, the loan is in collection.
According to the payment history as of xx/xx/2020, the borrower is delinquent for 1 month and the next due for regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2020. The current UPB reflected in the payment history is xx till the due date of xx/xx/2020.
The reason for default is an excessive obligation.
The comment history dated xx/xx/2020 shows that the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final Application is missing from loan file." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand by the borrowers."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per review of latest updated title report dated xx/xx/2020 the subject xx was originated on xx.91 in favor of xx’ which was recorded on xx/xx/2007 under instrument/ Bk/Pg# xx. The chain of assignment has been completed as the xx is currently with ‘xx as Trustee ofxx’. No active judgments or lien have been found against the borrower or subject property. The combined taxes for 2019 have been paid off in amount of $xxx	As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 6.489% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history reflects current UPB in the amount of xx and deferred balance is $xxx.	Collections Comments:Comment: xx_comment history_xx As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 6.49% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history reflects current UPB in the amount of xx and deferred balance is $xxx. No comments have been found regarding foreclosure proceedings. The debtor, "xx” had filed the bankruptcy under chapter-13 with the case# xx on xx/xx/2011. The plan was confirmed on xx/xx/2011. The POC was filed by subject creditor on xx/xx/2011 with the claim amount of xx. The trustee’s final report dated xx/xx/2015 shows that debtor had paid the principal payment xx to creditor. The bankruptcy was discharged on xx/xx/2015 and terminated on xx/xx/2015. No visible damages were reported. The comment dated xx/xx/2019 shows that subject property is occupied by owner. Same comment shows that reason for default is curtailment of income and borrower’s intention is to keep property. The comments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.

Update:
As per comment dated xx/xx/2022, there are xx taxes for the year 2020 delinquent in the amount of $xxx, which is good through xx/xx/2022.
As per comment dated xx/xx/2022, there are city taxes for the year 2020 delinquent in the amount of $xxx, which is good through xx/xx/2022.
As per the comment dated xx/xx/2023, the tax sale redemption scheduled date is xx/xx/2024, and the redemption expiration date is xx/xx/2024.
As per comment dated xx/xx/2023, there are xx taxes for the year 2021 delinquent in the amount of $xxx, which is good through xx/xx/2023.
As per comment dated xx/xx/2023, there are xx taxes for the year 2022 delinquent in the amount of $xxx, which is good through xx/xx/2023.
As per comment dated xx/xx/2023, there are city taxes for the year 2022 delinquent in the amount of $xxx, which is good through xx/xx/2023.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor, "xx” had filed the bankruptcy under chapter-13 with the case# xx on xx/xx/2011. The plan was confirmed on xx/xx/2011. The POC was filed by subject creditor on xx/xx/2011 with the claim amount of xx. The trustee’s final report dated xx/xx/2015 shows that debtor had paid the principal payment xx to creditor. The bankruptcy was discharged on xx/xx/2015 and terminated on xx/xx/2015.	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are also missing from the loan file."
* Lost Note Affidavit (Lvl 3) "Original note is damaged / lost, and lost note affidavit found in the loan file at locator xx. However a duplicate copy available in loan files."	* Application Missing (Lvl 2) "Final 1003/application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of loan origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2020, the subject xx was originated on xx. which was recorded on xx/xx/2006. The chain of assignment has been completed. The current assignment is with xx There are no active liens and judgments. The annual taxes for the year of 2019 are paid in the amount of $xxx	Review of the payment history as of xx/xx/2020 shows that the borrower is delinquent for 1 month. The last payment was received in the amount of $xxx on xx/xx/2020. The next due date is xx/xx/2020. The current P&I as per payment history is $xxx. Current UPB as per payment history is xx.	Collections Comments:The loan currently is in bankruptcy..
Review of the payment history provided from xx/xx/2018 to xx/xx/2020 shows that the borrower is making regular payments. The last payment was received in the amount of $xxx on xx/xx/2020. The next due date is xx/xx/2020.Current P&I  as per payment history is $xxx. Current UPB as of date reflects in the provided payment history is in the amount of xx.

According to the xxx, the borrower “xx” had filed bankruptcy under chapter- 13 with case #xx on xx/xx/2017. The debtor had filed the chapter 13 plan on xx/xx/2017 which was confirmed on xx/xx/2017. According to the plan, the debtor sxxpay to the trustee $xxx. The creditor had filed the POC on xx/xx/2017 with secured claim amount of xx and arrearage of $xxx99. The schedule D of xxx shows the amount of claim as xx and the collateral value as xx. Therefore, the unsecured portion is xx. The last day of filing is xx/xx/2019.

As per comment dated xx/xx/2019, the property had damage due to Wind/Hail on xx/xx/2019 and the loss amount is $xxxhe total cost repair amount is received in the amount of $xxxo other evidence has been found regarding the property has been repaired or not. The subject property is owner occupied. No comment found stating that the borrower’s income is impacted due to Covid-19.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:According to the xxx, the borrower xx had filed bankruptcy under chapter- 13 with case #xx on xx/xx/2017. The debtor had filed the chapter 13 plan on xx/xx/2017 which was confirmed on xx/xx/2017. According to the plan, the debtor sxxpay to the trustee $xxx. The creditor had filed the POC on xx/xx/2017 with secured claim amount of xx and arrearage of $xxx99. The schedule D of xxx shows the amount of claim as xx and the collateral value as xx. Therefore, the unsecured portion is xx. The last day of filing is xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Right of Rescission	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from loan file. However, the fees are updated as per itemization located at “xx	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file." * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of servicing transfer is missing from the loan file." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file." * Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,707.74	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx." for the amount of xx which was recorded on xx/xx/2004.
There are 2 junior xx was originated first with the lender “xx. for the amount of xx which was recorded on xx/xx/2005 and second with the lender xx for the amount of xx which was recorded on xx/xx/2005.
The chain of assignment has been completed. Currently, the assignment is from xx which was recorded on xx/xx/2019.
There are 8 state tax liens against the borrower in the multiple favors for the total amount of xx which was recorded on different dates.
There is IRS lien against the borrower with the favor of xx for the amount of $xxxwhich was recorded on xx/xx/1981.
There are 2 civil judgments against the borrower first with the favor of xx for the amount of $xxxorded on xx/xx/1981 and second with the favor of xx for the amount of $xxxorded on xx/xx/2010.
Borough annual tax for the year 2020 has been paid in the amount of $xxxxx/xx/2020.
xx annual tax for the year 2020 has been paid in the amount of $xxxxx/xx/2020.
School annual tax for the year 2019/2020 is paid in the amount of $xxxxx/xx/2019.
According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 2 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx41 which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 5.500%.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx41 which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 5.500%. The loan was modified. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The POC was filed by creditor xx xx xxx, xx on xx/xx/2019 for the secured claim amount is xx and arrearage amount is $xxx82. However, the POC deadline dated xx/xx/2019. The chapter 13 plan was filed on xx/xx/2019. The motion for relief from stay was filed on xx/xx/2019 and the order on motion for relief from stay was filed on xx/xx/2019. The amended chapter 13 plan was filed on xx/xx/2020 and the plan was confirmed on xx/xx/2020. The debtor has promised to pay for trustee in the amount of $xxx monthly for 60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxforeclosure was not initiated. As per the comment dated xx/xx/2020, the subject property is owner occupied. As per the comment dated xx/xx/2020, the reason for default is unable to be determined and the comment dated xx/xx/2020, the reason for default is excessive obligation. The borrower intends to keep the property.No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The POC was filed by creditor xx for the secured claim amount is xx and arrearage amount is $xxx82. However, the POC deadline dated xx/xx/2019. The chapter 13 plan was filed on xx/xx/2019. The motion for relief from stay was filed on xx/xx/2019 and the order on motion for relief from stay was filed on xx/xx/2019. The amended chapter 13 plan was filed on xx/xx/2020 and the plan was confirmed on xx/xx/2020. The debtor has promised to pay for trustee in the amount of $xxx monthly for 60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx	Unavailable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	4: Unacceptable	* Release of xx (Lvl 4) "As per the updated title report dated xx/xx/2020, the subject xx was originated on xx.” for the amount of xx. The satisfaction of xx located on “xx” shows the xx has been fully paid and discharged. There are 2 junior xx was originated first with the lender “xx. for the amount of xx which was recorded on xx/xx/2005 and second with the lender “xx.” for the amount of xx which was recorded on xx/xx/2005. However, the lien position of the subject xx is unable to be determined."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan files."	* Application Missing (Lvl 2) "Final Application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per updated title report dated xx/xx/2020 the subject xx was originated on xx.97, with xx
The last assignment has been completed. Currently, the assignment is xx.
No active judgments or liens have been found.
Annual combined taxes for the year of 2019 have been delinquent in the amount of $xxxch was due on xx/xx/2020 and good through till xx/xx/2020.

According to the payment history, the borrower has been delinquent for more than 2 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020.The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in Collections and next due date for the payment is xx/xx/2020.
According to the payment history, the borrower has been delinquent for more than 2 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020.The UPB reflected as per the payment history is in the amount of xx.
As per the servicing comments, current occupancy of the subject property is unable to be determined. No damages or repairs are found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx, the debtor xx had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2012 and the plan was confirmed on xx/xx/2013. The POC was filed on xx/xx/2013 with the secured claim amount of xx and the amount of arrearage is $xxx.The case was discharged on xx/xx/2018 and terminated on xx/xx/2018.	Not Applicable	Credit Application Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed TX Constitution A6 Required Fees Test.
Total fee charged $xxx98, allowed  $xxx96, over by +$xxx. Borrower to be refunded over charge of $xxx
Borrower has been charged Loan Origination Fee $xxx94, Appraisal Fee $xxx Credit Report Fee $xxxTitle Examination Fee $xxx, Attorney's Fee $xxx, Recording Fee $xxx

Per statute, the SOL of 4 years has expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: Result: Fail,  Loan Data: xx,  Comparison Data: xx,  Variance: -$xxx.
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxILA Foreclosure Rescission Finance Charge Test: Result: Fail,  Loan Data: xx,  Comparison Data: xx,  Variance: -$xxx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Missing Appraisal (Lvl 2)     "Appraisal at the origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas State. The following state disclosures are missing from the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
								14. Construction Loan Disclosure"		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx, in favor ofxx.
The chain of assignment has been completed. The current assignment is with xx
There are 3 junior mortgages against the property. First was originated on xx.xx, in favor of City of xx. Second was originated on xx.xx, in favor of City of xx. Third was originated on xx.xx, in favor of xx.
No prior year delinquent taxes have been found.	As per the review of payment history as of xx/xx/2020, the borrower is delinquent with a loan for 2 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for due date xx/xx/2020. The current P&I is in the amount of $xxxcurrent PITI is in the amount of $xxx an interest rate of 6.098%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collections. As per the review of payment history as of xx/xx/2020, the borrower is delinquent with a loan for 2 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for due date xx/xx/2020. The current UPB reflected as per the payment history is in the amount of xx.
The reason for default is curtailment of an income due to Covid-19. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
As per comment dated xx/xx/2020, the borrower’s income has been impacted by Covid-19. The borrower had rexxed the xx assistance. As per comment dated xx/xx/2020, incomplete mod package was received.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional ARM rate xx with a P&I of $xxx an interest rate of 8.99% and a maturity date of xx/xx/2037. The current P&I as per payment history is in the amount of $xxx rate of interest 6.098%. As per the tape data, the loan has been modified on xx/xx/2009 and modified principal balance is unknown. Also, there is a deferred balance in the amount of $xxxllections comment does not show any details regarding modification. However, Modification agreement is missing in the file.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Loan Program Info Disclosure Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at the time of origination is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative Index Value at the time of origination is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2020 the subject xx was originated on xx.00, with xx

The chain of assignment has been completed. The loan is currently assigned with xx.
No active judgments or liens have been found.
Annual xx taxes for the year of 2019 have been paid in the amount of $xxx prior year delinquent taxes have been found.
The review of updated payment history as of xx/xx/2020, the borrower has been current with the loan and the next due date of payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which applied for xx/xx/2020. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in Performing State and next due date for the payment is xx/xx/2020.
The review of updated payment history as of xx/xx/2020, the borrower has been current with the loan and the next due date of payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which applied for xx/xx/2020. The UPB reflected as per the payment history is in the amount of xx.
As per the servicing comments, current occupancy of the subject property is unable to be determined. No damages or repairs are found.

Foreclosure Comments:As per the servicing comments, the foreclosure was initiated and referred to attorney on xx/xx/2018. However, the foreclosure was put on hold due loan modification and the file was closed on xx/xx/2018.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between (borrower) xx and (Lender) xx, xx on xx/xx/2018. The borrower promises to pay the new UPB in the amount of xx with interest rate starting at 4.625% and the modified P&I is in the amount of $xxx beginning from xx/xx/2019 till the maturity date xx/xx/2027. The amount of forgiven is $xxx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD1 along with the estimated HUD1 and Itemization are missing the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx which was recorded on xx/xx/2007 with xx
The chain of assignment has been completed. Currently, the assignment is with xx which was recorded on xx/xx/2018.
No delinquent taxes have been found for the prior years.
The combined taxes for 2019 have been paid off in amount of $xxxactive judgments or lien have been found against the borrower or subject property.
The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2020 to till date. The loan has been in delinquency for more than 2 Months. The last payment was received on xx/xx/2020 in the amount of $xxx interest rate of 4.625% and P&I is $xxxh was applied for the due date of xx/xx/2019. The payment history reflects current unpaid principal balance is in the amount of xx and deferred balance is xx.	Collections Comments:Comment:
xx_comment history_xx
The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2020 to till date. The loan has been in delinquency for more than 2 Months. The last payment was received on xx/xx/2020 in the amount of $xxx interest rate of 4.625% and P&I is $xxxh was applied for the due date of xx/xx/2019. The payment history reflects current unpaid principal balance is in the amount of xx and deferred balance is xx.
No comments have been found regarding foreclosure proceedings.
The debtor xx had filed Bankruptcy under chapter-7 on xx/xx/2012 with the Case# xx. The Schedule-D in xxx shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx. Case was discharged on xx/xx/2012 & terminated on xx/xx/2012.
The comment dated xx/xx/2020 shows that borrower wants to know what options available for Covid-19 due to unable to work. Also he said that doctors advised to him do not work due to previous medical condition. The comment dated xx/xx/2020 shows that borrower had rexxed for forbearance plan. The latest comment dated xx/xx/2020 shows that loss mitigation option was offered to borrower. No further details have been found.
The comment dated xx/xx/2020 shows that subject property is occupied by unknown occupant and his intention is to keep property. No visible damages have been found.
The comment dated xx/xx/2019 shows that reason for default is illness of borrower.
No evidence has been found in available comments regarding current employment of borrower.

Update:
No issues found in the available collection comment.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed Bankruptcy under chapter-7 on xx/xx/2012 with the Case# xx. The Schedule-D in xxx shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is $xxxas discharged on xx/xx/2012 & terminated on xx/xx/2012.
The loan was modified on xx/xx/2019 with new principal balance of xx out of which amount of xx deferred amount & amount of xx is interest bearing amount. The borrower promises to pay the new P&I in the amount of $xxx the new fixed interest rate of 4.625% beginning from xx/xx/2019 to the maturity date of xx/xx/2038.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx, which was recorded on xx/xx/2009. The chain of assignment is complete as the assignment of xx is currently with the “xx”.
No active liens and judgments have been found against the borrower or the subject property on the updated title report.

Annual xx tax for the year of 2020 has been delinquent which was due on xx/xx/2020 in the amount of $xxx it was good through on xx/xx/2020. Tax Certificate or Redemption Certificate is required for the said xx tax.
Annual School tax for the year of 2019 has been delinquent which was due on xx/xx/2019 in the amount of $xxx it was good through on xx/xx/2019. Tax Certificate or Redemption Certificate is required for the said xx tax.
Review of the latest 12 months payment history shows that the borrower has been delinquent for 3 months. The last payment was received in the amount of $xxx on xx/xx/2020 which was applied for the month of xx/xx/2020. The next due date is xx/xx/2020. The current interest rate is 10.300% and as per the payment history current UPB is in the amount of xx.	Collections Comments:The subject loan is in collection. Review of the collection comments states that the borrower has been delinquent for 3 months. The last payment was received in the amount of $xxx on xx/xx/2020 which was applied for the month of xx/xx/2020. The next due date is xx/xx/2020. The current interest rate is 10.300% and as per the payment history current UPB is in the amount of xx.
No information has been found regarding the Current employer, Job Title and Length of Employment in the available servicing comments.
As per collection comments the subject property has been occupied by the owner and is in average condition.
Evidence of Covid has been found in the servicing comment. As per comment dated xx/xx/2020, COVID19 Forbearance Letter 712 Rexxed from vendor. No further details about Covid have been found.

Update:
As per the comment dated xx/xx/2021, the modification effective date is xx/xx/2021. The payment start date is xx/xx/2021, interest rate is 8.00%, P&I is $xxx, maturity date is 10/xx/2041and total terms are 360.
As per the comment dated xx/xx/2022, there are town taxes for the year 2022 delinquent in the amount of $xxxhich is good through xx/xx/2022. As per the comment dated xx/xx/2023, there are town taxes for the year 2023 delinquent in the amount of $xxxhich is good through xx/xx/2023. As per the comment dated xx/xx/2022, the tax sale scheduled date is xx/xx/2023.
As per the comment dated xx/xx/2023, there are town taxes for the year 2023 delinquent in the amount of $xxxhich is good through xx/xx/2023. As per the comment dated xx/xx/2023, there are school taxes for the year 2023 delinquent in the amount of $xxxhich is good through xx/xx/2023. As per the comment dated xx/xx/2023, the tax sale scheduled date is xx/xx/2024.
As per the comment dated xx/xx/2024, there are town taxes for the year 2024 delinquent in the amount of $xxxhich is good through xx/xx/2024. As per the comment dated xx/xx/2024, the tax sale scheduled date is xx/xx/2026.As per the comment dated xx/xx/2024, there are town taxes for the year 2024 delinquent in the amount of $xxxhich is good through xx/xx/2024.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplainceEase Risk Indicator is Moderate due to TILA Right of Rescission Test and NY Subprime Home Loan Test are failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test Failed due to TILA Right of Rescission Test; The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
								* Missing Appraisal (Lvl 2) "An Appraisal report at the time of origination is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/1995.
The chain of assignment has not been completed. No assignments have been found. The assignment is missing to  xx.
There are four HOA liens against the subject property in the favor ofxx for the total amount of $xxxorded on xx/xx/2002, xx/xx/2009, xx/xx/2009 and xx/xx/2017.
First and second installments of xx taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2020 and due in the amount of $xxxxx/xx/2020.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is current with the loan and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx01 which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 4.50%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx01 which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 4.500%. The loan was not modified. The borrower was not file bankruptcy. No evidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments. As per the comment dated xx/xx/2020, the borrower has impacted due to covid-19. The reason for default of the borrower is unemployment due to Covid-19. The comment dated xx/xx/2020, the Covid-19 forbearance letter has rexxed from vendor. No further details have been found. The subject property is owner occupied. The borrower intends to keep the property. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.

Update:
No issues found in the available collection comment.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan files."
* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at “xx”, which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.
1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to determine from the loan files."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of assignment has been completed.
There are 3 Assessor's Certificates (Municipal Liens) against the subject property in the favor of xx which were recorded on xx/xx/2017, xx/xx/2018 and xx/xx/2019. However, the lien amount is not mentioned on the supporting documents.
The property taxes of the year 2018 are paid in the amount of $xxx Prior years taxes have been delinquent.
As per review of payment history shows that the borrower made first payment on in the amount of $xxxd that was applied for the due date of xx/xx/2020. The next payment is due on xx/xx/2020. As per payment history, the current UPB is xx.
Collections Comments:The loan is performing. The borrowermade first payment on xx/xx/2020 in the amount of $xxxd that was applied for the due date of xx/xx/2020. The next payment is due on xx/xx/2020. As per payment history, the current UPB is xx. The loan has not been modified since origination. No bankruptcy and foreclosure activities have been found. The borrower is working with xx The borrower is self-employed. The subject property is owner occupied and no visible damages or repairs were observed.

Update:
No issues found in the available collection comment.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations"
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Issue date is ont available on the final CD dated xx/xx/2020."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan does not qualify for a safe harbor level of compliance with the qualified xx rule as the loan is failed for QM safe Harbor threshold test as APR (6.283%) is exceeded APOR (5.050%) by 1.233%. The APR threshold is 5.050% and the subject loan is escrowed one. Qualified xx Safe Harbor Threshold: FAIL Charged: 6.283% Allowed: 5.050% Over by: +1.233%"
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "This loan has failed Charges That Cannot Increase Test and Lender Credits That Cannot Decrease Test.  Credit Report Fee was disclosed as $xxxon Initial LE dated xx/xx/2020 and Credit Report Fee was disclosed as $xxx on Final CD dated xx/xx/2020. This a increase of $xxx. This section comes under 0% tolerance.  Non-Specific Lender Credit was disclosed as $xxx Initial LE dated xx/xx/2020 and Non-Specific Lender Credit was disclosed as $xxxinal CD dated xx/xx/2020. This a decrease of $xxxhis section comes under 0% tolerance.
Subject is a purxxxloan and 1 year SOL has expired."
								* Higher Price xx Loan (Lvl 2) "This loan failed the higher-priced xx loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced xx loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced xx loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced xx loans even if the additional conditions are met. Higher-Priced xx Loan Test: FAIL Charged: 6.283% Allowed: 5.050% Over by: +1.233%"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of Updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2015. The chain of assignment has not been provided with the updated title report. The xx is with original lender “xx”. No active liens and judgments have been found against the borrower and property. Annual xx taxes of the year 2019 have been paid in the amount of $xxx prior years of delinquent taxes have been found.	As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxich was applied for the due date of xx/xx/2020. The current P&I is $xxx and PITI is $xxxhe UPB is reflected in the amount of xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxich was applied for the due date of xx/xx/2020. The current P&I is $xxx and PITI is $xxxhe UPB is reflected in the amount of xx.
Currently the borrower is working at The Well Point/ Anthem Companies as a Benefits Consultants from 1.3 years.
The loan was modified on xx/xx/2019.
The details regarding the foreclosure and bankruptcy have not been found.
As per comment dated xx/xx/2017, the subject property was damaged due to wind. The date of loss was xx/xx/2017. As per comment dated xx/xx/2017, the borrower had received loss draft cheque in the amount of $xxxom Southern xx. As per comment dated xx/xx/2017, the FEMA inspection results received and the vendor confirmed the disaster inspection was completed. However, the details regarding repairs of the subject property have not been found. The latest comments do not provide details regarding the repairs of the property. As per comment dated xx/xx/2019, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2019 with new principal balance of xx. The borrower promises to pay the new modified P&I of $xxx with the new fixed interest rate of 4.750% beginning from 1 to the new maturity date of xx/xx/2059.	Affiliated Business Disclosure Final Truth in Lending Discl. Good Faith Estimate Missing or error on the Rate Lock Notice of Servicing Transfer	3: Curable	* DU/GUS/AUS has issues or conditions (Lvl 3) "AUS/DU is missing from the loan file." * Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower."	* Final TIL Missing or Not Executed (Lvl 2) "Final Truth in Lending is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final Good Faith Estimate is missing from the loan file."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "The Homeownership Counseling disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial Good Faith Estimate is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial Truth in Lending is missing from the loan file."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed disclosure is missing from the loan file."
* Loan application missing or Unexecuted (Lvl 2)     "Initial Loan Application is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The Settlement Services Providers List (SSPL) disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Reverification within 10 days is missing (Lvl 2) "Borrower's VOE is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$9,925.01	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the review of updated title report dated xx/xx/2020 the subject xx was originated by xx. in the amount of xx which was recorded on xx/xx/2013 under xx. The chain of assignment has been completed as the xx is with the current assignee xx.
No active judgments or liens have been found against the borrower or subject property.

The annual combined taxes for 2019 have been paid in the amount of $xxx prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 4.50% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB reflected is in the amount of xx.	Collections Comments:The loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 4.50% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB reflected is in the amount of xx.
The loan has not been modified since origination.
No evidences have been found regarding foreclosure proceedings or Bankruptcy filing.
The property is owner occupied and no visible damages were reported.

Currently the borrower is working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Good Faith Estimate Missing Required State Disclosures xx Insurance	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE is missing in the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan is FHA loan and MI certificate is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in State of MI and required disclosure is missing from the loan file.
Choice of Insurance Agent"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business form is missing in the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx.
Active judgments and liens found pending are as follows:
There is active civil judgment lien against subject property which is in the amount of $xxxecorded on xx/xx/2019 and filed by xx
Annual xx taxes of 2018 are delinquent in the amount of $xxxith the good though date xx/xx/2020.
Review of the payment history available from xx/xx/2019 to xx/xx/2020 states that the borrower has been making payments regularly. The last payment was received in the amount of xx which was applied to due date of xx/xx/2020 and the next due date is xx/xx/2020. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in performing.
Review of the payment history available from xx/xx/2019 to xx/xx/2020 states that the borrower has been making payments regularly. The last payment was received in the amount of xx which was applied to due date of xx/xx/2020 and the next due date is xx/xx/2020. Current UPB reflects in the provided payment history is in the amount of xx.
The borrower has been working with xx

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable	Not Applicable		3: Curable		* DTI > 60% (Lvl 3) "Per Tape Data investor is not allowing rental income since xx only shows borrower as 50% owner which increases the DTI to 75%."	* Cash out purxxx(Lvl 2) "Subject loan is purchase. Final CD shows cash to in the amount of xx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. The chain of assignment is complete as the assignment of xx is currently with the xx.
No active liens and judgments have been found on the updated title report.
Annual combined tax for the year of 2019 has been paid on xx/xx/2020 in the amount of $xxxnual school tax for the year of 2020 has been paid on xx/xx/2019 in the amount of $xxx01.
Review of the latest 24 months payment history shows that the borrower is delinquent for 2 months. The last payment was received in the amount of $xxx99 on xx/xx/2020 which was applied for the month of xx/xx/2020. The next due date is xx/xx/2020. The current interest rate is 4.875% and as per the payment history current UPB is in the amount of xx.	Collections Comments:The subjct loan is in collection. Review of the collection comments states that the borrower is delinquent for 2 months. The last payment was received in the amount of $xxx99 on xx/xx/2020 which was applied for the month of xx/xx/2020. The next due date is xx/xx/2020. The current interest rate is 4.875% and as per the payment history current UPB is in the amount of xx.
As per comment dated xx/xx/2020, borrower stated that the he has been affected by the COVID-19 and wanted to know the options. Comment dated xx/xx/2020 shows that the short term forbearance plan has been approved and the plan begin from xx/xx/2020 for 3 months with a $xxxonthly payment. No further information has been found regarding the COVID19 in the available servicing comments.
As per collection comments the subject property has been occupied by the owner and is in average condition.
As per final 1003, the borrower is self employed working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "QM Points and Fees exceed threshold by $xxx97."
* Loan Estimate  - LE not proivided within the required time (Lvl 3)     "LE dated 1/xx/20 delivered less than four business days before the consummation date 1/xx/20."
							* xx Not Recorded (Lvl 3) "The recorded copy of subject xx is missing from the loan file. However, unrecorded copy of xx is available which is located at “xx			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value: Date: Type:CDA	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx.
The chain of assignment is completed and last assignee is xx
There are no active judgments and liens.
Annual xx taxes for the year of 2019 have been paid in the amount of $xxx delinquent taxes have been found for the prior years.	Review of the payment history states that the borrower has been making payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx16 which was applied to due date of xx/xx/2020 and the next due date is xx/xx/2020. The current UPB is xx. The current P&I is $xxx31 and current interest rate is 5.875%.	Collections Comments:The loan is performing.
Review of the payment history states that the borrower has been making payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx16 which was applied to due date of xx/xx/2020 and the next due date is xx/xx/2020. The current UPB is xx. The current P&I is $xxx31 and current interest rate is 5.875%.
No evidences have been found regarding the bankruptcy and foreclosure in the available comments.

Update:
No issues found in the available collection comment.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.066%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL, Loan Data: 0.000%, Comparison Data: 6.066%, Variance:-6.066%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Michigan State. The following required state disclosures are missing from the loan file.
1. MI Borrower's Bill of Rights
2. MI Consumer Caution and Homeownership Counseling Notice
3. Choice of Insurance Agent"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. The chain of assignment is complete as the assignment of xx is currently with the “xx”.
There are two senior civil judgments against the borrower in the total amount of $xxx.98 which was recorded on xx/xx/2001 and xx/xx/2014 in favor of “xx”.
There is an active senior xx, Medical or Attorney Lien against the borrower in the amount of $xxxch was recorded on xx/xx/2018 in favor of “xx”.
There are three active senior Credit Card judgments against the borrower in the total amount of $xxxich was recorded on multiple date in favor of xx
3rd installment of combined tax for the year of 2019 has been paid on xx/xx/2019 in the amount of $xxxh installment of combined tax for the year of 2019 has been paid on xx/xx/2019 in the amount of $xxxt installment of combined tax for the year of 2020 has been paid on xx/xx/2020 in the amount of $xxxd installment of combined tax for the year of 2020 has been paid on xx/xx/2020 in the amount of $xxx	Review of the latest 24 months payment history shows that the borrower is performing. The last payment was received in the amount of $xxx46 on xx/xx/2020 which was applied for the month of xx/xx/2020. The next due date is xx/xx/2020. The current interest rate is 5.000% and as per the payment history current UPB is in the amount of xx.	Collections Comments:The subject loan is in performing. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of $xxx46 on xx/xx/2020 which was applied for the month of xx/xx/2020. The next due date is xx/xx/2020. The current interest rate is 5.000% and as per the payment history current UPB is in the amount of xx.
As per comment dated xx/xx/2020, the COVID Campaign email has been sent. No further information has been found regarding the COVID19 in the available servicing comments.
As per collection comments the subject property has been occupied by the owner and is in average condition.
As per final 1003, the borrower is getting Social Security/Disability Income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Insurance for LTV>80% Origination Appraisal	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per Seller tape, Eligibility defect due to incomplete Social Security Authorization. Social Security Authorization document is also missing from the loan file; however borrower is getting Social Security Benefits."
* Missing Appraisal (Lvl 3)     "Missing Appraisal Certificate (1004)."
* xx Insurance Certificate missing (Lvl 3)     "This is conventional loan and LTV is greater than 80%. Required xx Insurance Certificate missing from the loan file."
* Required Documentation Missing or Incomplete (Lvl 3) "Missing document tracking information for Initial CD dated xx/xx/2018 and xx/xx/2018."	* Qualified xx DTI exceeds 43% (Lvl 2) "The loan failed the qualified xx DTI threshold test as this loan has a qualified xx DTI of 169.993% as the Borrower income was $xxxd total expenses are in the amount of $xxx88 and the loan was Refi Plus Manual 20 Year fixed.

								Subject loan originated on xx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx.
The chain of assignment is complete.
There are no active judgments and liens.
Annual xx taxes for the year of 2019 have been paid in the amount of $xxxper updated title report, annual utility charges of 2020 are delinquent in the amount of $xxxith the good though date xx/xx/2020.
Review of the payment history available from xx/xx/2020 to xx/xx/2020 states that the borrower has been making payments regularly. The last payment was received in the amount of $xxx32 which was applied to due date of xx/xx/2020 and the next due date is xx/xx/2020. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is performing. Review of the payment history available from xx/xx/2020 to xx/xx/2020 states that the borrower has been making payments regularly. The last payment was received in the amount of $xxx32 which was applied to due date of xx/xx/2020 and the next due date is xx/xx/2020. Current UPB reflects in the provided payment history is in the amount of xx.
The borrower has been working with xx

Update:
No issues found in the available collection comment.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable	Not Applicable		3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Borrower is a financial advisor who switched firms post closing. Investor was doing post closing VOE's on Jumbos and denied due to job switch."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx.
The chain of assignment is complete.
There are no active judgments and liens.
Annual xx taxes for the year of 2020 have been paid in the amount of $xxx delinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2019 to xx/xx/2020 states that the borrower has been making payments regularly. The last payment was received in the amount of $xxx90 which was applied to due date of xx/xx/2020 and the next due date is xx/xx/2020. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The borrower is performing.
Review of the payment history available from xx/xx/2019 to xx/xx/2020 states that the borrower has been making payments regularly. The last payment was received in the amount of $xxx90 which was applied to due date of xx/xx/2020 and the next due date is xx/xx/2020. Current UPB reflects in the provided payment history is in the amount of xx.
The borrower is working as xx

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable	Not Applicable		3: Curable		* Required Documentation Missing or Incomplete (Lvl 3) "Tax Returns do not support rental income. Final Application reflects net positive rental income of $xxx, however subject property PITI is $xxxd Lease agreement reflects monthly rent from subject property is $xxx which 75% used for calculation $xxx. Total rental income from subject property is -$xxx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the review of updated title report dated xx/xx/2020 the subject xx was originated on xx.00 which was recorded on xx/xx/2020 under xx

No chain of assignment has been found and the xx is with the current assignee xx.

There is an active senior xx against the subject property in the amount of xx which was recorded on xx/xx/2018 under xx in favor of “xx". The final CD located at “xx”reflects the pay-off for above said xx in the amount of xx to the xx. The final title policy does not reflect any prior xx. Possible title claim can be filed. The satisfaction of xx has not been found. This can be cured if satisfaction of xx is made and recorded.

The subject xx is at lower lien position as there are two Prior Real Estate Tax Liens against the subject property in the total amount of xx which were recorded on xx/xx/2014 and xx/xx/2017 in favor of City of Philadelphia.  Schedule B of final title policy located at “xx” does not reflect above mentioned liens. The subject property is located in State of PA which is Super Lien State. The subject property can be getting foreclosed due to above unpaid liens. This can be cured by paying off the above unpaid liens with late charge and fees.
The annual combined taxes for 2019 have been paid in the amount of $xxx prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx57 with interest rate of 3.750% and P&I $xxx92 for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB reflected is in the amount of xx.	Collections Comments:The loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx57 with interest rate of 3.750% and P&I $xxx92 for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB reflected is in the amount of xx.

Borrower is self-employed, working as xx
Co-borrower is working at “xx

The loan has not been modified since origination.
No evidences have been found regarding foreclosure proceedings or Bankruptcy filing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Compliance failing for State Regulations. PA License Validation Test. In the state of PA, lender is licensed under state ID# xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Compliance Ease risk indicator is moderate as loan is failing for TILA Finance Charge Test and TILA Rescission Finance Charge Test."	* ComplianceEase TILA Test Failed (Lvl 2) "TILA Finance Charge Test is fail. Loan data is xx and comparison data is xx. Hence, the variance is -$xxx.
TILA Foreclosure Rescission Finance Charge Test is fail. Loan data is xx and comparison data is xx. Hence, the variance is -$xxx.

								SOL of 3 years has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There are six civil judgment liens against the borrower which is in the total amount of xx
Annual xx taxes for the year of 2019 have been paid in the amount of $xxxdelinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2020 to xx/xx/2020 states that the borrower has been making payments regularly. The last payment was received in the amount of $xxx19 which was applied to due date of xx/xx/2020 and the next due date is xx/xx/2020. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The borrower is performing.
Review of the payment history available from xx/xx/2020 to xx/xx/2020 states that the borrower has been making payments regularly. The last payment was received in the amount of $xxx19 which was applied to due date of xx/xx/2020 and the next due date is xx/xx/2020. Current UPB reflects in the provided payment history is in the amount of xx

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable	Not Applicable		2: Acceptable with Warnings			* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Lender credit decreased in LE dated xx/xx/2020. But we have COC for that on- xx Subject is a purxxxloan and 1 year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx which was recorded on xx/xx/2019. The chain of assignment is complete as the assignment of xx is currently with the “xx”.
No active liens and judgments have been found on the updated title report.
1st installment of combined tax for the year of 2019-20 has been paid on xx/xx/2020 in the amount of $xxxd installment of combined tax for the year of 2019-20 has been paid on xx/xx/2020 in the amount of $xxx	Review of the latest 24 months payment history shows that the borrower is performing. The last payment was received in the amount of $xxx on xx/xx/2020 which was applied for the month of xx/xx/2020. The next due date is xx/xx/2020. The current interest rate is 4.99000% and as per the payment history current UPB is in the amount of xx.	Collections Comments:The subject loan is in performing. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of $xxx on xx/xx/2020 which was applied for the month of xx/xx/2020. The next due date is xx/xx/2020. The current interest rate is 4.99000% and as per the payment history current UPB is in the amount of xx.
As per comment dated xx/xx/2020, Corona Virus Loss mitigation rexxed through web app. Comment dated xx/xx/2020 shows that the 3 months Forbearance plan was provided to borrower which starts from xx/xx/2020 till xx/xx/2020 in the total amount of $xxxomment dated xx/xx/2020 shows that the forbearance plan has been changed and added new plan which start from xx/xx/2020 till xx/xx/2020 in the total amount of $xxxo further information has been found regarding the COVID19 in the available servicing comments.
As per final 1003, the borrower is self employed and working as Artist from last 365 months.
As per collection comments the subject property has been occupied by the owner and is in average condition.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s)."		* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as xx/xx/2019. Notary's signature date on the Mortgage/Deed of Trust is xx/xx/2019. Note date is xx/xx/2019."	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx.
The chain of assignment is complete.
There are no active judgments and liens.
Annual xx taxes for the year of 2019 have been paid in the amount of $xxx delinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2019 to xx/xx/2019 states that the borrower has been making payments regularly. Current UPB reflects in the provided payment history is in the amount of xx. No further information has been found.	Collections Comments:As per tape data the loan is performing. Review of the payment history available from xx/xx/2019 to xx/xx/2019 states that the borrower has been making payments regularly. Current UPB reflects in the provided payment history is in the amount of xx. No further information has been found.
Details regarding current employment, job type and length of employment are not available.

Currently the borrower is working as marketing manager from last 8 years, 20 months reserves.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower(s) or memorialized comment by the Loan Officer."	* Loan does not conform to program guidelines (Lvl 2) "As per tape the borrower went delinquent in November 2019, but became current since then."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. The chain of assignment is complete as the assignment of xx is currently with the “xx”.
No active lien and judgment has been found on the updated title report.
1st installment of combined tax for the year of 2019 has been paid on xx/xx/2019 in the amount of $xxxd installment of combined tax for the year of 2019 has been paid on xx/xx/2020 in the amount of $xxx	Review of the latest 24 months payment history shows that the borrower is delinquent for 2 months. The next due date is xx/xx/2020. The current interest rate is 5.250% and as per the payment history current UPB is in the amount of xx.	Collections Comments:The subject loan is in collection. Review of the collection comments states that the borrower is delinquent for 2 months. The next due date is xx/xx/2020. The current interest rate is 5.250% and as per the payment history current UPB is in the amount of xx.
As per comment dated xx/xx/2020, Corona Virus inquiry has been made. Comment dated xx/xx/2020 shows that the 3 months of forbearance plan has been provided to borrower which started from xx/xx/2020 till xx/xx/2020 in the total amount of $xxx55. Comment dated xx/xx/2020 shows that the borrower has been rexxed the six months forbearance plan due to Virus. No further information has been found regarding the COVID-19 in the available servicing comments.
As per collection comments the subject property has been occupied by the owner and is in average condition.
As per final 1003, the borrower is self employed and working as CFO in travel business for 5 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per Seller tape, loan is HPML and non- compliant. The CE is also failing for HPML. As per loan documents, the borrower income has been calculated through xx statement. xx statements are available on xx	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan fails ComplianceEase delivery and timing test for Closing Disclosure dated xx/xx/2020. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2020 which is after the Consummation date xx/xx/2020."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TRID disclosure dates and personal delivery validation test.
This loan contains either:
A Revised Loan Estimate Receipt Date that is after the Revised Loan Estimate Delivery Date; or
The Initial Closing Disclosure Receipt Date that is after the Initial Closing Disclosure Delivery Date; or
The Revised Closing Disclosure Receipt Date that is after the Revised Closing Disclosure Delivery Date.

SOL of 3 years has expired."
* Higher-Priced xx Loan test Fail (Lvl 2)     "Loan fails Higher priced xx loan test. APR Calculated 5.277% APR Threshold 5.200% Over By 0.077%.

Loan fails Qualified xx Safe Harbor Threshold test. APR Calculated 5.288% APR Threshold 5.200% Over By 0.088%.

CA AB 260 Higher-Priced xx Loan Test is fail. Loan data is 5.287% and comparison data is 5.200%. Variance is +0.087%"
								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "As per Final CD, Settlement date is 0xx/xx/2020 and Note shows that note date is 0xx/xx/2020 however; ROR reflects that transaction date is xx/xx/2020."		Critical	Fail	Fail	Pass	Pass	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx.
The chain of assignment is complete.
There are no active judgments and liens.
Annual xx taxes for the year of 2019 have been paid in the amount of $xxx delinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2019 to xx/xx/2020 states that the borrower has been making payments regularly. The last payment was received in the amount of $xxx which was applied to due date of xx/xx/2020 and the next due date is xx/xx/2020. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The borrower is performing.
Review of the payment history available from xx/xx/2019 to xx/xx/2020 states that the borrower has been making payments regularly. The last payment was received in the amount of $xxx which was applied to due date of xx/xx/2020 and the next due date is xx/xx/2020. Current UPB reflects in the provided payment history is in the amount of xx.
Currently the borrower is Construction company part owner from 5 yrs.

Update:
No issues found in the available collection comment.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable	Not Applicable	Notice of Servicing Transfer	3: Curable		* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Servicing transfer disclosure to the Borrower(s) on LE dated xx/xx/2019 discloses the loan will not be transferred and the originator will service the loan."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the xx was originated on xx which was recorded on xx/xx/2018.
The chain of xx assignment has been completed. Currently, the xx is with xx
No active judgments or liens have been found.
Annual combined taxes of 2019 have been paid in the amount of $xxx	The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2020. The loan is in delinquency for 2 months. The last payment was received on xx/xx/2020 in the amount of $xxx00 and it was applied for the due date of xx/xx/2020. The current P&I is $xxx95 and interest rate is 6.375%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections.
The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2020. The loan is in delinquency for 2 months. The last payment was received on xx/xx/2020 in the amount of $xxx00 and it was applied for the due date of xx/xx/2020. The current P&I is $xxx95 and interest rate is 6.375%. The current unpaid principal balance is in the amount of xx.
No foreclosure proceedings have been found.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.
As per comment dated xx/xx/2020, the borrower is affected by Covid-19. Borrower’s daughter explained to servicer that borrowers are not working due to COVID19 and they were furloughed so no income is coming in. Covid-19 Forbearance plan was approved for 3 months from xx/xx/2020 to xx/xx/2020. No further details have been found.
Currently, the borrower is working at xx
Update:
No issues found in the available collection comment.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	4: Unacceptable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 4) "Loan failed the qualified xx DTI threshold test as this loan has a qualified xx DTI of 87.734%, the Borrower income was $xxx33 and total expenses are in the amount of $xxx45 and the loan was underwritten by AUS/DU xx) and its recommendation is "Accept/Eligible" with a DTI of 43.00%. Suntrust Auto Payment for $xxxer month and Honda payment for $xxxre not included in DTI. There is not sufficient documentation provided in file to support the exclusion of these 2 payments."
* DTI > 60% (Lvl 4)     "Loan failed the qualified xx DTI threshold test as this loan has a qualified xx DTI of 87.734%, the Borrower income was $xxx33 and total expenses are in the amount of $xxx45 and the loan was underwritten by AUS/DU (xx) and its recommendation is "Accept/Eligible" with a DTI of 43.00%. Suntrust Auto Payment for $xxxer month and Honda payment for $xxxre not included in DTI.  There is not sufficient documentation provided in file to support the exclusion of these 2 payments."
* Fraudulent (Lvl 4) "Tape states BWR fabricated docs to exclude over $xxxuto payments. Loan was 2 mos DLQ and is now in Covid FB."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on xx/xx/2018 and the loan closed on xx/xx/2018. No lock extension found."
							* xx Not Recorded (Lvl 3) "A copy of the Recorded xx/Deed of Trust is missing in the Loan Documents."	* Higher-Priced xx Loan test Fail (Lvl 2) "Loan is escrowed, APOR exceeded by 0.889%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the xx was originated on xx of which was recorded on xx/xx/2018. The chain of xx assignment has been completed. Currently, the xx is with xx. There is a Notice of Federal Tax lien open against the borrower Internal Revenue Service in the amount of xx which was recorded on xx/xx/2013. Annual xx, city & school taxes of 2019 have been paid in the total amount of $xxx.60.	The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2020. The loan is in delinquency for 2 months. The last payment was received on xx/xx/2020 in the amount of $xxx99 and it was applied for the due date of xx/xx/2020. The current P&I is $xxx60 and interest rate is 6.250%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections. The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2020. The loan is in delinquency for 2 months. The last payment was received on xx/xx/2020 in the amount of $xxx99 and it was applied for the due date of xx/xx/2020. The current P&I is $xxx60 and interest rate is 6.250%. The current unpaid principal balance is in the amount of xx. No foreclosure proceedings have been found. No bankruptcy filing has been found. According to collection comment, no damages or repairs have been found. As per comment dated xx/xx/2020, the borrower is affected by Covid-19. Borrowers stated that he is out of work due to COVID19 and asking for assistance. Comment dated xx/xx/2020 states that the Covid-19 Forbearance plan was approved for 3 months from xx/xx/2020 to xx/xx/2020. No further details have been found. Currently, the borrower is working at C Dallas Nails as a Tech from 6 years.

Update:
No issues found in the available collection comment.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	4: Unacceptable	* Fraudulent (Lvl 4) "Tape states Borrower misrepresented income at time of origination and DTI should have been 87%. Loan is now 2 mos Delinquent and in Covid FB plan."
* Income documentation does not meet guidelines (Lvl 4) "Borrower's Tax Returns are available for 2017. Required tax re Retuns for 2016 are missing in the loan file."	* Assets Verification (Lvl 3) "Final Application reflects gifts funds of xx, however no supporting documents present in the loan file to support gift funds."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "This loan does not qualify for a safe harbor level of compliance with the qualified xx rule as the loan is failed for QM safe Harbor threshold test as APR (7.059%) is exceeded APOR (6.140%) by 0.919%. The APR threshold is 6.140% and the subject loan is escrowed one.  Qualified xx Safe Harbor Threshold: FAIL     Charged: 7.059%    Allowed: 6.140%    Over by: +0.919%"
* Required Documentation Missing or Incomplete (Lvl 3) "Fraud report Missing. Missing complete and correct Property Tax Information Sheet."	* Higher Price xx Loan (Lvl 2) "This loan failed the higher-priced xx loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced xx loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced xx loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced xx loans even if the additional conditions are met. Higher-Priced xx Loan Test: FAIL Charged: 7.059% Allowed: 6.140% Over by: +0.919%"
* Qualified xx DTI exceeds 43% (Lvl 2)     "The loan failed the qualified xx DTI threshold test as this loan has a qualified xx DTI of 86.302%, the Borrower income was $xxx75 and total expenses are in the amount of $xxx39 and the loan was underwritten by AUS/DU xx and its recommendation is “Accept/Eligible" with a DTI of 45.00%.

								ATR 3 years SOL has expired."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 the subject xx was originated on xx. Lender name is xx. Amount of xx is xx
No active liens and judgments found open.
No tax information is available in the updated title report.
Review of payment history shows that the borrower is making regular payments and the loan is performing. Last payment was received on xx/xx/2020 in the amount of $xxx, which was applied to xx/xx/2020 payment. UPB as per payment history is xx.	Collections Comments:Currently the loan is performing.
The borrower is making regular payments and the loan is performing. Last payment was received on xx/xx/2020 in the amount of $xxx, which was applied to xx/xx/2020 payment. UPB as per payment history is xx.
At the time of origination borrower was working at xx for last 4 months. 6 years in profession. The borrower have 10 months reserves.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	4: Unacceptable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 4) "This loan failed the qualified xx DTI threshold test. Total monthly income verified is $xxxront debt PITIA verified is $xxx and total other debts verified is $xxxence, total back debt verified is $xxxs a result, this loan has a qualified xx DTI of 51.397%."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Compliance failing for State Regulations. PA License Validation Test. In the state of PA, lender is licensed under state ID# xx
							* Transmittal (1008) is Missing (Lvl 3) "Transmittal Summary is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the review of updated title report dated xx/xx/2020 the subject xx was originated on xx.00 which was recorded on xx/xx/2019 under xx

No chain of assignment has been found and the xx is with the current assignee xx

No active judgments or liens have been found against the borrower or subject property.

The annual combined taxes for 2019 have been paid in the amount of $xxx prior year delinquent taxes have been found.
The payment history is missing from the loan file. As per provided tape data as of xx/xx/2020 the loan is performing and next due date is xx/xx/2020. The last payment received date is not available but the total payment received in the amount of $xxx39 with P&I of $xxx and rate of interest 3.50%. The current UPB reflected is in the amount of xx.
Collections Comments:As per provided tape data as of xx/xx/2020 the loan is performing and next due date is xx/xx/2020. The last payment received date is not available but the total payment received in the amount of $xxx39 with P&I of $xxx and rate of interest 3.50%. The current UPB reflected is in the amount of xx.

The loan has not been modified since origination.
No evidences have been found regarding foreclosure proceedings or Bankruptcy filing.
No visible damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Final Closing Disclosure xx Insurance	3: Curable	* Missing Final Closing Disclosure (Lvl 3) "Final Closing Disclosure is missing in the loan file. The Final Closing Disclosure available in the loan file dated xx/xx/2019 reflects Recording Fee as $xxx. However the bifurcation for Recording Fee is not matching as the Deed is reflecting as $xxx and xx as $xxx. The total is not matching with the total fee paid by the borrower."	* ComplianceEase Exceptions Test Failed (Lvl 2) "TRID fee violation for $xxxdue to fee increase greater than a 10% increase in “creditor's provider fees” in Section E for a Recording Fee. Valid COC required to clear violation. Initial LE dated xx/xx/2019 reflects Recording Fee as $xxx, however, Final CD is reflecting the Recording Fee as $xxx.

Subject is a purxxxloan and 1 year SOL has expired."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Pennsylvania license validation test."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID fee violation for $xxxdue to fee increase greater than a 10% increase in “creditor's provider fees” in Section E for a Recording Fee. Valid COC required to clear violation. Initial LE dated xx/xx/2019 reflects Recording Fee as $xxx, however, Final CD is reflecting the Recording Fee as $xxx.

Subject is a purxxxloan and 1 year SOL has expired."
* DTI > 60% (Lvl 2)     "Total verified income for the bororwer is $xxx00. The PITI on the subject property is $xxx56. Total Liabilities are $xxx00. The calculated DTI on the loan is reflecting as xx%.

ATR 3 years SOL has expired."
* Qualified xx DTI exceeds 43% (Lvl 2)     "Loan fails Qualified xx DTI threshold test. Total verified income for the borrower is $xxx00. The front debt PITI verified on the subject property is $xxx56. Total other debts verified are $xxx00. As a result, the calculated DTI on the loan is reflecting as xx% exceeds Qualified xx DTI threshold old 43.00%.

								ATR SOL has expired."	* MI, FHA or MIC missing and required (Lvl 1) "None."	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx. for the amount of $xxx.00 which was recorded on xx/xx/2019.
The chain of assignment has been completed.
The last assignment is from xx. which was recorded on xx/xx/2019.
No active judgments or liens have been found against the subject property/the borrower.
First and second installments of combined taxes for the year of 2020 have been paid in the amount of $xxxird installment of combined taxes for the year of 2020 is due in the amount of $xxxxx/xx/2020. No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2020, the loan is currently performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx24 (PITI) which was applied for the due date of xx/xx/2020. The UPB as per the payment history is reflected in the amount of xx. The current interest rate is 4.750% and P&I is $xxx.	Collections Comments:The loan is currently performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx24 (PITI) which was applied for the due date of xx/xx/2020. The UPB as per the payment history is reflected in the amount of xx. The current interest rate is 4.750% and P&I is $xxx. No collection activity has been found in the loan file.
Borrower has been working at xx from last 2 months and the borrower was employed in this line of profession from 3 years. Current occupancy of the subject property is unable to be determined from the loan file. No latest xxx Report is available in the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required State Disclosures	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed the qualified xx DTI threshold test as this loan has a qualified xx DTI of 49.785%, the Borrower income was $xxx34 and total expenses are in the amount of $xxx07 and the loan was underwritten by AUS/DU (Locator# mcneill underwriting 1.pdf Page# 38) and its recommendation is "Approve/Eligible" with a DTI of 49.785%"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the New Jersey xx Banker or Correspondent xx Banker License prohibited fees test.  Tax Research Fee (to the title company) paid by Borrower: $xxxTitle - Transaction Fee paid by Borrower: $xxxTitle Closing Protection Letter (CPL) paid by Borrower: $xxxTitle Wire Fee paid by Borrower: $xxxVerification Services paid by Borrower: $xxx
* Loan does not conform to program guidelines (Lvl 3)     ""Seller tape indicates borrowers lost job 1 day before closing  but landed similar job as pharma manager. Loan is seasoned. BWR had 20 mos reserves."
* Missing Required State Disclosures (Lvl 3)     "The subject property is located in New Jersey state. Following state disclosures are missing from the loan file:
Delivery Fee Authorization
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax Bill Information
Private Well Testing
Commitment Disclosures
Choice of Insurer Disclosure
							Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"			Moderate	Not Covered	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2020 shows that the xx was originated on xx, in the amount of xx. The subject xx was recorded on xx/xx/2007 with the xx. The chain of the assignment has been completed. The current assignment is withxx. There is civil judgment in the amount of $xxxfavor of xx. The annual installments of combined taxes for the year of 2019 have been paid in the amount of $xxxe annual installments of Utility taxes for the year of 2020 have been paid in the amount of $xxxe current ownership is vested in the name of xx	The review of the payment history shows that, the borrower is current with the loan and the next due date is for xx/xx/2020. The last payment was received on xx/xx/2020, in the amount of $xxx, which was applied for xx/xx/2020. The UPB stated in the payment history is xx. The Current P&I is $xxx and PITI is $xxx, with the interest rate of 5.125%.	Collections Comments:The review of comment history shows that the borrower is current with the loan. The property has been occupied by the owner himself. No damage or repair to the property has been found. The next due date is for xx/xx/2020. The last payment was received on xx/xx/2020, in the amount of $xxx, which was applied for xx/xx/2020. The UPB stated in the payment history is xx. The Current P&I is $xxx and PITI is $xxx, with the interest rate of 5.125%.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was done on xx/xx/2010, between the (borrower) xx. The reason for modification is financial hardship. As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of 5.125 % with the modified P&I of $xxx. The first payment date was due on xx/xx/2010 and the new maturity date is xx/xx/2050. There is no deferred balance has been stated.	Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx* GSE Points and Fees Test Violations (Lvl 2)     "This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller paid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for "Seller-Paid Points and Fees.""
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     ""The Servicing Transfer Disclosure is missing from the loan file. ""
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL not hand dated by borrower."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2020, the subject xx was originated on xx.A. which was recorded on xx/xx/2007. The chain of assignment has been completed. The current assignment is with xx. There are no active liens and judgments. The combined annual taxes for the year of 2018/19 are delinquent in the amount of $xxxe combined annual taxes for the year of 2019/20 are delinquent in the amount of $xxx	The review of payment history as of xx/xx/2020 shows that the borrower is current with the loan and next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB is reflected in the amount of xx.	Collections Comments:According to servicing comments, the current status of the loan is performing. The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020. The loan was modified on xx/xx/2018 with new UPB in the amount of xx and interest rate of 8.00%. No evidence of foreclosure action was found in the latest 24 months of servicing comments. No information pertaining to bankruptcy has been found. The latest xxx Report (xx dated xx/xx/2020 shows that the subject property needs repairs to roof and gutters for the estimated amount of $xxxhe subject property is owner-occupied and is in fair condition. The subject property as-Is sales price is xx and as-Is repaired price is xx.
Update:
As per the collection comment dated xx/xx/2024, the payoff was reviewed and approved with the UPB of xx till the good-through date of xx/xx/2024. Further details are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2018 between the borrower xx. The borrower promises to make a monthly payment of $xxx beginning from xx/xx/2018 till the maturity date of xx/xx/2048. The New Principal Balance stated in the modification is xx. The lender has agreed to forgive the principal in the amount of xx. Therefore, the new UPB in the amount of xx to be paid with fixed interest at the rate of 8.00%.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	3: Curable	* Missing HELOC Disclosures (RESPA) (Lvl 3) "This is a HELOC loan. 1. HELOC booklet is missing from the loan file. 2. Disbursement sheet/Fees sheet/ Fee statement is missing from the loan file."	* Application Missing (Lvl 2) "Final 1003/ loan application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located Virginia state. The following state disclosures are missing from the loan file.  1.VA Application Disclosure 2.Choice of Settlement Agent Disclosure 3.Disclosure of Charges For Appraisal or Valuation 4.Copy of Appraisal or Statement of Appraised Value 5.Affiliated Business Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business form is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,500.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2020 the subject xx was originated on xx.01 and recorded on xx/xx/2000.
There are no active liens and judgments found against the borrower.
Annual taxes for the year 2019 are paid in the amount of $xxx prior delinquent taxes has been found .
According to the payment history as of dated xx/xx/2020 the borrower is regular with the payment and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 for the amount of $xxx(PITI). The monthly P&I is in the amount of $xxx with an interest rate of 4.875%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The current status of the loan is performing.
The loan has been modified since the origination. The modification agreement was made on xx/xx/2014 between the borrowers Darrell W. Hale  and lender is xx, xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 4.875 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2014. The maturity date as per modification is xx/xx/2054.
The reason for default  is unable to be determined.
No comments have been found regarding the foreclosure. The  borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2001.The POC was filed on xx/xx/2001, the POC amount is xx. The document has been sealed and unable to view the document from xxx. However the bankruptcy was discharged on xx/xx/2006 and terminated on xx/xx/2007.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. No comments have been found regarding the income impacted due to Covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2001.The POC was filed on xx/xx/2001, the POC amount is xx. The document has been sealed and unable to view the document from xxx. However the bankruptcy was discharged on xx/xx/2006 and terminated on xx/xx/2007.	The modification agreement was made on xx/xx/2014 between the borrowers xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 4.875 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2014. The maturity date as per modification is xx/xx/2054.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA APR Test: FAIL Loan Data 14.480% Comparison Data 14.615%  Variance -0.135%
This loan failed the TILA APR test.
The annual percentage rate (APR) is 14.615%. The disclosed APR of 14.480% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.
GSE (xx public guidelines) Points and Fees Test: FAIL Loan Data $xxx00 Comparison Data $xxx30 Variance +$xxx

GSE xx public guidelines) Points and Fees Test: FAIL Loan Data $xxx00 Comparison Data $xxx30 Variance +$xxx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
1. Title Insurance Disclosure
2.  Radon Gas Disclosure
3.  Insurance Sales Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form Disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020 the subject xx was originated on xx.00 which was recorded on xx/xx/2007 with xx

The Chain of Assignments has been completed. Currently, the assignment of xx is with xx which was recorded on xx/xx/2018.

No active judgments or liens have been found against the borrower/subject property.

The combined 1st installment taxes for the year 2019 have been paid in the amount of $xxxxx/xx/2020 and the 2nd installment taxes for the year 2019 have been due on xx/xx/2020 in the amount of $xxx prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is $xxx and PITI is $xxx. The UPB reflected is in the amount of xx. The loan was modified once since origination. According to the modification agreement, the loan was modified on xx/xx/2012, between the borrower xx. The collection comment dated xx/xx/2020 states the reason for default is the borrower xx has cancer and work hours have been decreased. No comments have been found regarding bankruptcy or foreclosure in recent collection comments. The collection comment dated xx/xx/2018, the subject property is occupied by the owner and intent to keep the property. The collection comment dated xx/xx/2020, the servicer approved Forbearance plan. The collection comment dated xx/xx/2020 states the borrower received the letter about making a payment of $xxx per month. The borrower stated he can’t do that instead of he advised for $xxx and then $xxx when he gets paid again. The collection comment dated xx/xx/2020 states the borrower did not receive the FB documents. The forbearance plan starting date is xx/xx/2020 and the next payment due date is xx/xx/2020 with UPB in the amount of xx. The collection comment dated xx/xx/2020 states the account is current. There are no comments found related to the subject property condition. There are no comments found related to the borrower’s income impacted by COVID-19.

Update:
As per the collection comment dated xx/xx/2022, the borrower was approved for the 3-month RPP, the first plan that was started on xx/xx/2022 and ended on xx/xx/2022, and the second plan that was started on xx/xx/2023 and ended on xx/xx/2023. Further details are not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification agreement, the loan was modified on xx/xx/2012, between the borrower xx. The new modified principal balance is in the amount of xx with interest rate starting at 5.250 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2012. The maturity date will be xx/xx/2037. This loan was modified once since origination.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures xx Insurance Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Indiana license validation test. (IN HEA 1359, Ind. Code § 24-4.5-1-101, Ind. Code § 24.4.4-1-101)
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien xx lending under the First Lien xx Lending License and Subordinate Lien xx Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien xx Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xxx, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "IN License Validation Test: FAIL"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "An initial escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "As per review, MI certificate is missing from loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Indiana State. The following required state disclosures are missing from the loan file.
1. Hazard Insurance Disclosure
2. Federal Consumer Credit Protection Act Disclosure
3. Insurance Freedom of Choice Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per updated title report dated xx/xx/2020, the subject xx was originated on xx.00, with xx
The chain of assignment has been completed.
No active judgments or liens have been found.
1st installment Combined tax for the year of 2019 has been delinquent in the amount $xxxch was due on xx/xx/2020 and good through till xx/xx/2020.
2nd installment Combined tax for the year of 2019 has been due in the amount $xx.	According to the payment history, the borrower has been current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020.The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in Performing State and next due date for the payment is xx/xx/2020.
According to the payment history, the borrower has been current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020.The UPB reflected as per the payment history is in the amount of xx..
FB per tape showing xx but there is no indication in the PHCCs that loan is in FB. Escalating for client review.

Update:
No additional information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2007. The case was discharged on xx/xx/2007 and terminated on xx/xx/2007.	The modification agreement made between xx. As per the modified term the new principal balance xx. Borrower promise to pay $xxx monthly with modified interest rate of 6.750% beginning from xx/xx/2015 with a maturity date of xx/xx/2041.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State (Indiana) which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization is missing in the loan file."	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final Truth In Lending is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Indiana State. The following state disclosures are missing from the loan file.
1.Hazard Insurance Disclosure
2.Federal Consumer Credit Protection Act Disclosure
3.Insurance Freedom of Choice Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx. which was recorded on xx/xx/2004. The chain of the assignment has been completed. The latest assignment is with xxx which was recorded on xx/xx/2018. There is a junior xx in the favor of xx. in the amount of xx which was recorded on xx/xx/2006. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected is in the amount of xx. No comments have been found regarding foreclosure in the latest servicing comments. No comments have been found regarding bankruptcy in the latest servicing comments. The subject property has been occupied by the owner. The latest BPO is not available. Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application / 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Right of Rescission Test : Fail."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Right of Rescission Test: FAIL This loan failed the TILA right of rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per the Appraisal Report, the appraised value is $xxx00 and the value used by the lender is xx, Hence LTV is greater than 100%."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.
Chain of assignment has been completed. Currently, the xx is with xx which was recorded on xx/xx/2018.
There are 2 civil judgments in the xx first in the amount of $xxxch was recorded on xx/xx/2011 and the other in the amount of $xxxch was recorded on xx/xx/2012.
Annual taxes for the year of 2019 have been paid in the amount of $xxx prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been current with the loan and the next payment is due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020. The UPB is xx. The P&I is $xxx and PITI is $xxx.
Collections Comments:The present status of the loan is in performing and the next payment is due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020. No records for bankruptcy and foreclosure have been found. The RFD is unable to be determined. The current occupancy is not stated. No repairs and damages have been found.

 Update:
As per the review of the servicing comments, the foreclosure was initiated on xx/xx/2022. The foreclosure complaint was filed on xx/xx/2022. As per the collection comment dated xx/xx/2022, the foreclosure file was put on hold due to reinstatement.
The subject property is located in the FEMA disaster area due to the hurricane. Further details are not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Adjustment of terms was signed on xx/xx/2007 between the Borrower xx. The new amended principal balance is in the amount of xx. The borrower promises to pay P&I in the amount of $xxx with the interest rate at 9.00%, beginning from xx/xx/2007. The maturity is xx/xx/2036. There is no deferred balance and no principal forgiven amount.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final Loan Application is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test: FAIL xx -$xxx

TILA APR Test: PASS 12.510% 12.546% -0.036%"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxThis loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR
§226.23(h) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxx Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial Escrow Account Disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject property Is located in South Carolina (SC) State and following State Disclosures are missing from loan file;
 1) Agent Preference Disclosure 2) Casualty Insurance Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the Borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the Updated title report dated xx/xx/2020 reflects that the subject xx was originated on xx. in the amount of xx, which was recorded on xx
The chain of the assignment has been completed. Currently, the xx assignment is with xx
There is Judgment active in the Favor of xx in the amount of $xxxch was recorded on xx/xx/2018.
There is Judgment active in the Favor of xx in the amount of $xxxch was recorded on xx/xx/2016.
There is Judgment active in the Favor of xxin the amount of $xxxch was recorded on xx/xx/2016.
There is Judgment active in the xx in the amount of $xxxch was recorded on xx/xx/2015.
Annual combined taxes for the year of 2019 have been paid on xx/xx/2020 in the amount of $xxx prior year’s delinquent taxes have been found.

According to a review of the payment history as of xx/xx/2020, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx which includes P&I $xxx with the rate of interest 6.981%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the Status of loan is currently performing. As per the payment history as of xx/xx/2020, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx which includes P&I $xxx with the rate of interest 6.981%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.
No comments have been found regarding reason for default.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner.
According to comment dated xx/xx/2018, the roof of the subject property had damaged due to the water. No comments have been found regarding estimated cost.  As per comment dated xx/xx/2018, borrower stated that she would have lost draft fund as she filed a claim and the previous servicer had it.  As per comment dated xx/xx/2018, borrower said that the subject property has major leaks in roof. The borrower was calling to find out if the loss draft check has been received or not and Servicer advised as not received. As per comment dated xx/xx/2018, borrower called to know loss draft amount. Servicer gave check for lost draft amount of $xxx03 to borrower for fixing the damages. According to comment dated xx/xx/2018, she stated that her roof is leaking in three rooms and it’s going to ruin the wood floors and she has been waiting for 4 months to get her house fixed leaks in the roof and she has hardwood floors.  According to comment dated xx/xx/2019, Servicer stated that the gentleman from xx I spoke with stated they would accept half, so I sent out a check to the borrower and xx for amount of $xxx51and xx will not accept half payment for the roof replacement before the job is complete. However, servicer advised to borrower send back the check and they will have it resent with the new contactors name xx However, borrower has decided for xx (contractor) to handle her roof replacement. The roof replacement will take one day to complete and they are available to start now. According to comment dated xx/xx/2019, again rexxed insurance check for the amount of $xxxowever, no further details have been found regarding completion of repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the Adjustment of terms Agreement, the loan was modified on xx/xx/2004, between the xx, The new modified principal balance as per modification is in the amount of xx with interest rate starting at 6.981 % and the borrower promises to pay P&I in the amount ofxxx % beginning from xx/xx/2004. The maturity date as per modification is xx/xx/2032. This loan was modified once.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in South Carolina State. The following required state disclosures are missing from the loan file.

1. Agent Preference Disclosure
2. Casualty Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx. for the amount of xx which was recorded on xx/xx/2020 with xx
The chain of assignment has been completed. Currently, the subject xx is with “xx
No active judgments or liens have been found against the subject property/the borrower.
Annual school taxes for the year of 2020-21 are due in the amount of $xxxxx/xx/2020. No prior year delinquent taxes have been found.
According to the latest payment history as of xx/xx/2020, the loan is currently performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx (PITI) which was applied for the due date of xx/xx/2020. The UPB as per payment history is reflected in the amount of xx. The current interest rate is 4.250% and P&I is $xxx. Payment history is missing from xx/xx/2020 to xx/xx/2020. According to seller's tape data as of xx/xx/2020, the next payment due date is xx/xx/2020.	Collections Comments:The loan is currently performing and the next due date is xx/xx/2020, the loan is currently performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx (PITI) which was applied for the due date of xx/xx/2020. The UPB as per payment history is reflected in the amount of xx. The current interest rate is 4.250% and P&I is $xxx. Payment history is missing from xx/xx/2020 to xx/xx/2020. According to seller's tape data as of xx/xx/2020, the next payment due date is xx/xx/2020. Borrower has been working at "xx" as "Production Supervisor" from 108 months.
Current occupancy of the subject property is unable to be determined from the collection comment. No comment pertaining damage to the subject property has been observed. No latest xxx Report is available in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock Transmittal (1008)	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "The subject loan is a VA type II Cash Out Refinance which requires a Net Tangible Benefit & Loan Comparison disclosure to be issue with initial disclosures. This disclosure is missing and was not issued with initial disclosures. Therefore, the loan is not eligible for purxxxand also no VA Insurance."	* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrower or memorialized comment by the Loan Officer."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "The Affiliated Business disclosure is missing from the loan file."
* Transmittal (1008) is Missing (Lvl 3) "Missing Final Transmittal Summary."	* ComplianceEase Exceptions Test Failed (Lvl 2) "1. This loan failed the Pennsylvania license validation test. (PA HB 2179 Section 6111). The Pennsylvania HB 2179 requires non-exempt xx lenders engaged in the business of making xx loans to be licensed, effective November 5th, 2008.

2. This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.

3. This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "1. This loan failed the loan origination fee test. The loan charges the veteran a loan origination fee and/or unauthorized fees, the total of which exceeds 1% of the loan amount, or 1% of the unpaid principal balance if the loan is an Interest Rate Reduction Refinance Loan (IRRRL).

2. This loan failed the credit report fee test. The loan charges a credit report fee in excess of $xxxhe combined total for all credit reports cannot exceed $xxx3. This loan failed the initial closing disclosure delivery date and changed circumstances date test.

4. This loan failed the non-numeric clerical error and post-consummation revised closing disclosure delivery date test.(

Subject is a refinance loan and 3 years SOL has expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "1. This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxOL of 3 years has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "This loan failed the charges that cannot increase test. Missing valid COC for a  total fee increase of $xxx on final PCCD dated xx/xx/2020.
An initial LE dated xx/xx/2019 reflects Appraisal fee as $xxxhowever, PCCD dated xx/xx/2020 reflects Appraisal fee as $xxx. This is a fee increase of $xxxr a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

Subject is a refinance loan and 3 years SOL has expired."
* Qualified xx DTI exceeds 43% (Lvl 2)     "The loan failed the qualified xx DTI threshold test as this loan has a qualified xx DTI of 47.027% as the Borrower income was $xxx00 and total expenses are in the amount of $xxx45 and the loan was underwritten by AUS/LP (xx and its recommendation is “Accept/Ineligible” and DTI is 47.000%.

								ATR 3 years SOL has expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to Updated title report dated xx/xx/2020, the subject xx was originated on xx. in the amount of xx which was recorded on xx/xx/2020.
The chain of assignment has not been provided with the Updated title report. Currently, the xx is with original lender “xx”.
There are no active liens and judgments against the borrower and property.
Annual combined taxes of the year 2019 have been paid in the amount of $xxx prior years of delinquent taxes have been found.

As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxich was applied for the due date of xx/xx/2020. The current P&I is $xxxd PITI is $xxxhe UPB is reflected in the payment history is in the amount of xx.	Collections Comments:The borrower is current with the loan. As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxich was applied for the due date of xx/xx/2020. The current P&I is $xxxd PITI is $xxxhe UPB is reflected in the payment history is in the amount of xx.
The borrower is self-employed working as Real Estate Agent at xx
The loan has not been modified since origination.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The occupancy of the subject property is unable to determine. The comments do not provide any information regarding the damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* Assets do not meet guidelines (Lvl 3) "xx Account #xx cannot be verified after xx/xx/2020 and the required asset balance for closing xx is not met."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "This loan does not qualify for a safe harbor level of compliance with the qualified xx rule as the loan is failed for QM safe Harbor threshold test as APR (6.869%) is exceeded APOR (5.030%) by 1.839%. The APR threshold is 5.030% and the subject loan is escrowed one.

Qualified xx Safe Harbor Threshold: FAIL    Charged: 6.869%      Allowed: 5.030%     Over by: +1.839%"
* DU/GUS/AUS has issues or conditions (Lvl 3)     "As per provided Seller's tape, this loan is a manual UW but the provided AUS (xx) result is "Approve/Eligible." Loan was originally submitted as a full documentation loan to DU with tax returns and an income of xx.39.  Loan was changed to xx statement loan after the initial submission with a final income of xx.69.  Calculated income was xx.28.  Lender appears to have used transfers from xx into the income calculations."
* Income documentation does not meet guidelines (Lvl 3)     "Missing Income calculation worksheet."
* Loan does not conform to program guidelines (Lvl 3) "The provided Seller's tape alert is showing that the subject loan is Non-QM and it was manual underwritten & the borrower's income is considered through his last 12 months Business xx Accounts."	* Higher Price xx Loan (Lvl 2) "This loan failed the higher-priced xx loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced xx loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced xx loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced xx loans even if the additional conditions are met.

								Higher-Priced xx Loan Test: FAIL Charged: 6.869% Allowed: 5.030% Over by: +1.839%"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value: Date: Type:AVM	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to Updated title report dated xx/xx/2020, the subject xx was originated on xx. in the amount of xx which was recorded on xx/xx/2019.
The chain of assignment has not been provided with the Updated title report. Currently, the xx is with original lender “xx.”.
No active liens and judgments have been against the borrower and property.
The first installment combined taxes of the year 2019/2020 have been paid in the amount of $xxx prior years of delinquent taxes have been found.
As per the review of payment history as of xx/xx/2020, the borrower is current with loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxich was applied for the due date of xx/xx/2020. The current P&I is $xxxd PITI is $xxxhe UPB is reflected in the payment history is in the amount of xx.	Collections Comments:The loan is currently performing. The collection comments are not available. As per the review of payment history as of xx/xx/2020, the borrower is current with loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxich was applied for the due date of xx/xx/2020. The current P&I is $xxxd PITI is $xxxhe UPB is reflected in the payment history is in the amount of xx.
Currently the borrower is working at xx

Update:
As per the collection comment dated xx/xx/2023, the borrowers stated that they are divorced and BWR does not want to remain on the loan. The borrower explained that they would need to refinance, and rates are high right now. Further details are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Dicsloures Missing Required State Disclosures	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed the qualified xx DTI threshold test as this loan has a qualified xx DTI of 50.921%, the Borrower income was $xxx52 and total expenses are in the amount of $xxx and the loan was underwritten by AUS/DU (xx) and its recommendation is "Approve/Eligible" with a DTI of 41.28%"
* Missing Required Disclosures (Lvl 3)     "Your Home loan Toolkit / Acknowledgement / Disclosure Tracking is missing in the loan file."
* Missing Required State Disclosures (Lvl 3)     "The property is located in state of Oregon. The following required State Disclosure is missing in the loan file.
1. Oregon Forced Placed Insurance Notice
2. Notice where Escrow Account is NOT Required
3. Escrow Notice for Loans Sold to Out-of- State Purchases within one year
4. Anti-Coercion Notice
5. Insurance Premium Notice
6. Insurance Sales Notice
7. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The Affiliated Business Disclosure missing."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the Pro-title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of assignment has not been completed. The current assignment is with xx, which was recorded on xx/xx/2017. However, it should be with AMIP.

There are two mechanics liens against the borrowers and which has been attached with the subject property as follows:
First in the favor of xx in the amount of xx which was recorded on xx/xx/2017.
Second in the favor of xx, in the amount of $xxxch was recorded on xx/xx/2019.
There are two State tax liens against borrowers as follows:
First in the favor of xx, in the amount of $xxxch was recorded on xx/xx/2018.
Second in the favor of xx, in the amount of $xxxch was recorded on xx/xx/2013.
There are three Credit Card judgments against borrowers as follows:
First in the favor of xx, in the amount of $xxxch was recorded on xx/xx/2019.
Second in the favor of xx, in the amount of $xxxwhich was recorded on xx/xx/2020.
Third in the favor of xx in the amount of $xxxch was recorded on xx/xx/2013.
The annual city taxes of 2020 are due on xx/xx/2020 in the amount of $xxx good through till xx/xx/2020.
The annual xx taxes of 2017 are delinquent in the amount of $xxxch was due on xx/xx/2017 and good through till xx/xx/2020.
The annual combined taxes of 2018 are delinquent in the amount of $xxxch was due on xx/xx/2018 and good through till xx/xx/2020.
The annual combined taxes of 2019 are delinquent in the amount of $xxxch was due on xx/xx/2019 and good through till xx/xx/2020.
According to the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount $xxx00, which was applied for xx/xx/2020. The current UPB reflected in the tape of the payment history is in the amount of xx till the due date of xx/xx/2020.	Collections Comments:As per the collection comments as of xx/xx/2020, the borrower is current with the loan.
According to the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount $xxx00, which was applied for xx/xx/2020.  The current UPB reflected in the tape of the payment history is in the amount of xx till the due date of xx/xx/2020.
The reason for default is unable to be determined.
As per comment history dated xx/xx/2019, the subject property is owner-occupied.

Foreclosure Comments:As per updated title report dated xx/xx/2020, the notice of default was filed on xx/xx/2017; however, as per comment history dated xx/xx/2018, the borrower had filed the bankruptcy under chapter 7 with case #xx was filed on xx/xx/2017. It was discharged on xx/xx/2018 and terminated on xx/xx/2018.
The comment history dated xx/xx/2018 shows that the sale was scheduled for xx/xx/2018; however, it was put on hold as the borrower had filed the bankruptcy under chapter 13 with case #xx on xx/xx/2018. The case was dismissed on xx/xx/2019 and terminated on xx/xx/2019.
As per comment history dated xx/xx/2019, the subject property was sold for xx to 33 Holdings xx; however, the comment history dated xx/xx/2019 states that the foreclosure sale was cancelled due the active bankruptcy of 2018.
The comment history dated xx/xx/2019 reflect that the sale was re-scheduled on xx/xx/2019; however, it was put on hold as the borrower had filed the bankruptcy under chapter 13  with case # xx on xx/xx/2019. The motion for relief was filed on 1xx/xx/2019 and order was granted on xx/xx/2019. The date of last filing is xx/xx/2020. There may be sale in near future.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case # xx on xx/xx/2019. The POC was filed on xx/xx/2019 with the secured claim amount of xx and the amount of arrearage was xx. As per the proposed Chapter 13 plan, the borrower sxxpay $xxx monthly for 60 months. The motion for relief was filed on 1xx/xx/2019 and order was granted on xx/xx/2019. The date of last filing is xx/xx/2020.	The modification agreement was made on xx/xx/2017 between xx. The new principal balance was xx to be paid at the interest rate of 5.00% and P&I of $xxxnthly from xx/xx/2017 till xx/xx/2057.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. The Estimated HUD-1/Itemization/GFE is also missing from the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The service transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There are two IRS liens open against the borrower in the total amount of xx held by Department of the Treasury which were recorded on xx/xx/2019 and xx/xx/2019.
There is active junior xx against subject property which is in the amount of xx recorded on xx/xx/1997 and originated by xx.
Annual xx taxes of 2018 and combined 1st and 2nd installments of 2019 are delinquent in the total amount of xx with the good though date xx/xx/2020.
According to payment history as of xx/xx/2020, the loan is in delinquency in for 3 months and the next due date for the payment is xx/xx/2020. The last payment was received in the amount of $xxx xx/xx/2020 which was applied to due date xx/xx/2020. The current P&I and PITI are $xxxd the rate of interest is 6.500%. The tape data states that the current UPB is in the amount of xx.	Collections Comments:The current legal status of the loan is bankruptcy and the next due date for the payment is xx/xx/2020. The last payment was received in the amount of $xxx xx/xx/2020 which was applied to due date xx/xx/2020. The current P&I and PITI are $xxxd the rate of interest is 6.500%. The tape data states that the current UPB is in the amount of xx.
The loan has been modified thrice since origination. The last modification was done on xx/xx/2019 between the borrower xx The new UPB per modification agreement is xx and the borrower has promises to pay $xxxr month at the rate of interest 6.500% which begin from xx/xx/2019 till the stated maturity date xx/xx/2058.
The foreclosure was initiated in this loan. The servicing comment reflect that the foreclosure sale has been scheduled on xx/xx/2019, however, it was placed on hold as the borrower The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. Schedule-D of xxx which was filed on xx/xx/2019 reflects xx as unsecured portion out of claim amount of xx and the amount of Collateral is xx. The Proof of Claim has been filed by the creditor’ attorney of  xx on xx/xx/2019 for the secured claim amount of xx and the amount of arrearage is $xxxhe plan has been confirmed on xx/xx/2019. The “Order Confirming Plan” dated xx/xx/2019 with doc#38 states that the Debtor(s) sxxmake monthly payments to the Trustee until the Plan is completed, for a period not to exceed sixty (60) months. The monthly payments sxxbe by payroll deduction, unless otherwise ordered by the Court or agreed to by the Trustee. The Debtor sxxpay to the Trustee the amount of $xxxr month.
The reason for default is unable to determine from the available servicing comments and loan files too.
The current employment of the borrower and job type is unable to determine from servicing comment and loan file.
No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:The foreclosure was initiated in this loan. The servicing comment reflect that the foreclosure sale has been scheduled on xx/xx/2019, however, it was placed on hold as the borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. Currently the borrower is in active bankruptcy.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. Schedule-D of xxx which was filed on xx/xx/2019 shows xx as unsecured portion out of claim amount of xx and the amount of Collateral is xx. The Proof of Claim has been filed by the creditor’ attorney of xx on xx/xx/2019 for the secured claim amount of xx and the amount of arrearage is $xxxhe plan has been confirmed on xx/xx/2019. The “Order Confirming Plan” dated xx/xx/2019 with doc#38 states that the Debtor(s) sxxmake monthly payments to the Trustee until the Plan is completed, for a period not to exceed sixty (60) months. The monthly payments sxxbe by payroll deduction, unless otherwise ordered by the Court or agreed to by the Trustee. The Debtor sxxpay to the Trustee the amount of $xxx13 per month.	The last modification was done on xx/xx/2019 between the borrower xx. The new UPB per modification agreement is xx and the borrower has promises to pay $xxxr month at the rate of interest 6.500% which begin from xx/xx/2019 till the stated maturity date xx/xx/2058. The loan has been modified thrice since origination.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Loan Program Info Disclosure Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is “Moderate” due to TILA APR Test and TILA Right of Rescission Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
This loan failed the TILA right of rescission test."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan failed the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2016.
The chain of assignment has not been completed. The last assignment is with xx which was recorded on xx/xx/2018. The assignment is missing to xx
Also, there is break in chain of assignment. The assignment is missing from xx
There are two HOA liens against the subject property. First HOA lien is in the favor of xx for the amount of $xxxch was recorded on xx/xx/2017 and second HOA lien is in the favor of The xx for the amount of $xxxch was recorded on xx/xx/2018.
Current tax status is to follow.
According to the latest payment history as of xx/xx/2020, the loan is performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx23 (PITI) which was applied for the due date of xx/xx/2020. The UPB has not been mentioned in the latest payment history. UPB as per the tape data is reflected in the amount of xx. The current interest rate is 6.000% and P&I is $xxx17.	Collections Comments:The loan is in bankruptcy and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx23 (PITI) which was applied for the due date of xx/xx/2020. The UPB has not been mentioned in the latest payment history. UPB as per the tape data is reflected in the amount of xx. The current interest rate is 6.000% and P&I is $xxx17. The loan was modified on xx/xx/2018. According to modified terms, the new principal balance is xx. Borrower promises to pay P&I in the amount of $xxx17 with the modified interest rate of 6.000% beginning from xx/xx/2018 till the maturity date of xx/xx/2048.
According to comment dated xx/xx/2018, the foreclosure referral has been approved. According to comment dated xx/xx/2018, the sale was scheduled on xx/xx/2018. The loan was modified on xx/xx/2018. According to comment dated xx/xx/2019, the foreclosure was restarted and the file was referred to an attorney on xx/xx/2019. According to document located at xx the sale has been scheduled on xx/xx/2019. However, foreclosure was put on hold due to bankruptcy filing. The borrower, "xx" had filed the bankruptcy under chapter 13 with the case#xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019.
According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. POC has been filed by the creditor, xx for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2019. According to amended chapter 13 plan dated xx/xx/2019, the debtor sxxpay to the trustee in the amount of $xxxr 60 months. Arrearage to be paid through the plan is in the amount of xx. The same plan was confirmed on xx/xx/2019. Current occupancy of the subject property is unable to be determined from the collection comment. No comment pertaining damage to the subject property has been observed. No latest xxx Report is available in the loan file.
According to final loan application dated xx/xx/2016, borrower has been working at xx as "Teacher" from last 251 months.

Update:
As per the collection comment dated xx/xx/2022, the bankruptcy was filed with case#xx on xx/xx/2019. Further details are not provided.

Foreclosure Comments:According to comment dated xx/xx/2018, the foreclosure referral has been approved. According to comment dated xx/xx/2018, the sale was scheduled on xx/xx/2018. The loan was modified on xx/xx/2018. According to comment dated xx/xx/2019, the foreclosure was restarted and the file was referred to an attorney on xx/xx/2019.
According to document located at “xx”, the sale has been scheduled on xx/xx/2019. However, foreclosure was put on hold due to bankruptcy filing. The borrower, "xx" had filed the bankruptcy under chapter 13 with the case#xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019.

Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter 13 with the case#xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019.
According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx.
POC has been filed by the creditor, "xx" for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2019.
According to amended chapter 13 plan dated xx/xx/2019, the debtor sxxpay to the trustee in the amount of $xxxr 60 months. Arrearage to be paid through the plan is in the amount of xx. The same plan was confirmed on xx/xx/2019.
This modification agreement was made between the borrower, "xx" and the lender, "xx. According to modified terms, the new principal balance is xx. Borrower promises to pay P&I in the amount of $xxx17 with the modified interest rate of 6.000% beginning from xx/xx/2018 till the maturity date of xx/xx/2048.	Missing Required State Disclosures	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "TRID Violation due to a fee increase on Final CD dated xx/xx/2016. LE dated xx/xx/2016 reflects a Condo Certification Fee at $xxxhowever, final CD dated xx/xx/2016 reflects the Condo Certification Fee at $xxx. This is a fee increase of $xxx for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Finance charge disclosed on PC CD as xx. Calculated Finance Charge is xx for an under disclosed amount of $xxx86.  Reason for Finance Charge under disclosure is unknown."
*xxxIssue date test Fail (Lvl 3) "Missing document tracking information for Closing CD dated xx/xx/2016."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as xx. Calculated Finance Charge is xx for an under disclosed amount of $xxx86. Reason for Finance Charge under disclosure is unknown.

SOL of 3 years has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "TRID Violation due to a fee increase on Final CD dated xx/xx/2016.  LE dated xx/xx/2016 reflects a Loan Origination Fee at $xxx00, however, final CD dated xx/xx/2016 reflects the Loan Origination Fee at $xxx00.  This is a fee increase of $xxx00 for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

Subject is a refinance loan and 3 years SOL has expired."
* Higher-Priced xx Loan test Fail (Lvl 2)     "Loan is escrowed, APOR exceeded by 4.452%."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in California state. Following state disclosures are missing from the loan file:
Impound Account Disclosure
Cosigner Notice
Private xx Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
								Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report dated xx/xx/2020 shows that, subject xx with (borrowers) xx. was originated on xx.xx which was recorded on xx/xx/2009 with xx
Chain of assignment has not been completed, last assignee xx is missing and the last assignment was done from xx

There is one senior xx against the subject property with lender xx
There is one civil judgment against the borrower in the favor of xx in the amount $xxx was recorded on xx/xx/2002.
4th installment of borough taxes of the year 2020 have been delinquent in the amount $xxxnnual utilities taxes of 2020 have been delinquent in the amount $xxxal tax amount is $xxxent ownership of the subject property is vesting in the name xx	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxxB reflected as per the payment history is in the amount of xx.	Collections Comments:As per servicing comments, the loan is current. According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxxB reflected as per the payment history is in the amount of xx. Information regarding reason for default is not available in latest servicing comments. Borrower is making payment as per modification agreement dated xx/xx/2019. Information regarding foreclosure is not available in latest servicing comments. As per comments dated xx/xx/2019, subject property is owner occupied and comments regarding damage to the subject property are not found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was done between xx. Reason for modification is financial hardship. As per modification, unpaid principal balance is xx. Amount of xx sxxbe deferred and hence the interest bearing amount is xx. Borrower promises to pay xx with interest rate 5.00% and P&I $xxxnning on xx/xx/2019. New maturity date is xx/xx/2059.	1-4 Family Rider
Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
xx Insurance
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan files."
* MI, FHA or MIC missing and required (Lvl 2)     "This is a FHA loan. The tape data is reflected MI required. However, MI certificate is missing in the loan files."
* Missing Appraisal (Lvl 2)     "An Appraisal report is missing from the loan file."
* Missing required 1-4 family rider (Lvl 2)     "1-4 family rider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, in favor of xx
The chain of assignment has not been completed. Assignment from xx is missing.
There are 2 judgments against the borrower. First judgment is in favor of xx recorded on xx/xx/2018 in the amount of xx. Second judgment is in favor of xx recorded on xx/xx/2018 in the amount of $xxxnnual Town/ School taxes for the year 2020 are delinquent for xx/xx/2020 in the amount of $xxxe taxes are good through xx/xx/2020. Annual Town/ School taxes for the year 2018 have been sold for the amount of $xxxe Lien Holder(s) can either be xx	As per the review of payment history as of xx/xx/2020, the borrower is delinquent with a loan for a month and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx with an interest rate of 6.5%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collections. As per the review of payment history as of xx/xx/2020, the borrower is delinquent with a loan for a month and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2020. The current UPB reflected as per the payment history is in the amount of xx.
The loan was modified on xx/xx/2019 with new modified principal balance of xx with an interest rate of 6.5% and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2019. The maturity date as per modification is xx/xx/2059.
The reason for default is not mentioned in collection comments. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No comments have been found regarding Covid-19 impact.

Update:
As per the collection comment dated xx/xx/2021, the borrower was approved for the 8-month RPP with the monthly payment of $xxx12 for the 9 months, which was started on xx/xx/2021. Further details are not provided.
As per the collection comment dated xx/xx/2022, the borrower was on another RPP that was started in August 2022 in the amount of $xxx with the down payment of $xxx24. Further details are not provided.
As per the collection comment dated xx/xx/2022, the borrower’s income was impacted by COVID-19. Further details are not provided.

Foreclosure Comments:As per Lis Pendens located at xx the complaint was filed on xx/xx/2018 with case# 2018-4492. No further details have been found.

Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2006. The POC was filed on xx/xx/2006 with secured claim in the amount of xx and the arrearage amount of xx. The plan was confirmed on xx/xx/2007. The debtor was supposed to pay the trustee $xxxfor 60 months under Chapter 13. There is no comment indicating a cram-down. The bankruptcy was discharged on xx/xx/2012.	The loan was modified on xx/xx/2019 between the borrower xx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 6.5% and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2019. The maturity date as per modification is xx/xx/2059.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement xx Insurance Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Itemization or Estimated HUD-1 are missing from the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is an FHA loan. The xx insurance certificate is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable

As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.xxhain of assignment has not been completed. Currently, the xx is with xx
No active judgments or liens have been found.
Annual taxes for the year of 2019 have been paid in the amount of $xxxrior year delinquent taxes have been found.

According to payment history as of xx/xx/2020, the borrower has been delinquent for 30+days and the next due for the payment is xx/xx/2020. The last regular payment was received on xx/xx/2020 in the amount of $xxxh was applied to the due date of xx/xx/2020. The current UPB is not reflected in the payment history. However, tape data shows UPB in the amount of xx and deferred balance in the amount of xx.
Collections Comments:
The present status of the loan is in performing and the next due for the payment is xx/xx/2020. The last regular payment was received on xx/xx/2020 in the amount of $xxxh was applied to the due date of xx/xx/2020. According to xxx Report, the xx had filed bankruptcy under chapter 13 with case# xx on xx/xx/2015. However, bankruptcy was terminated on xx/xx/2018. As per servicing comment dated xx/xx/2018 the foreclosure referral was completed on xx/xx/2018. However, foreclosure proceeding were put on hold due to loan modification on xx/xx/2019. No further evidences are available regarding current foreclosure status. The RFD is unable to be determined. No repairs and damages have been found. The current occupancy is not stated. No comments have been found stating the borrower’s income was affected by COVID-19.

Foreclosure Comments:As per servicing comment dated xx/xx/2018 the foreclosure referral was completed on xx/xx/2018. However, foreclosure proceeding were put on hold due to loan modification on xx/xx/2019. No further evidences are available regarding current foreclosure status.
Bankruptcy Comments:According to xxx Report, the xx had filed bankruptcy under chapter 13 with case# xx on xx/xx/2015. The Schedule-D in xxx shows the unsecured claim in the amount of xx out of total claim of xx and the value of collateral in the amount of xx. The Chapter 13 plan was filed on xx/xx/2015 and it was confirmed on xx/xx/2017. However, bankruptcy was terminated on xx/xx/2018.	The step loan was modified on xx/xx/2019 between the borrower xx. The new principal balance of xx.The borrower promises to pay the new P&I in the amount of $xxx the new fixed interest rate of 6.500% , beginning from xx/xx/2019. The maturity date is xx/xx/2058. There is a deferred balance in the amount of xx and the interest bearing amount is xx.
The loan was modified thrice since the origination.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report from origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx. which was recorded on xx/xx/2000.

The chain of the assignment has not been completed. The current assignment is xx
No active liens and judgments have been found.

Combined 1st installment of tax for the year of 2019 has been paid in the amount of $xxxxx/xx/2020.

Combined 2nd installment of tax for the year of 2019 has been delinquent in the amount of $xxx on xx/xx/2020 good through date not provided.	According to the payment history as of xx/xx/2020, the borrower is current delinquent with the loan for 2 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in collection. According to the payment history as of xx/xx/2020, the borrower is current delinquent with the loan for 2 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
The subject property is currently owner occupied. No comments regarding visible property damages and repairs have been found in last 24 months servicing comments. No evidences of active litigation or contested matter have been found in last 24 months servicing comments.

Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated in 2019. As per the comment dated xx/xx/2019, the foreclosure file was referred to an attorney on xx/xx/2019; however, the foreclosure file was put on hold as the borrower reinstated his account.
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2008. The plan was dismissed on xx/xx/2011. The schedule D of xxx shows the amount of claim without deducting the value of collateral is $xxx00 and the value of property is $xxx0. There is no any evidence of cram down.	According to the modification, the loan was modified on xx/xx/2019 between the xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 6.50 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2019. The maturity date as per modification is xx/xx/2059. This loan was modified once.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/settlement statement and itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.
The chain of the assignment has not been completed. Currently, the xx is with xx
No active judgment or liens have been found.
The annual combined taxes of 2019 have been paid in the amount of $xxx delinquent taxes have been found for the prior year.
According to the payment history as of xx/xx/2020, the borrower has been delinquent for 2 months and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in bankruptcy and the next due date for the payment is xx/xx/2020. According to the xxx, the borrower xx had filed the bankruptcy under chapter-13 with the case# xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019 with the secured amount of xx and the arrearage amount is $xxx12. According to the amended chapter 13 plan filed on xx/xx/2019, the debtor sxxpay $xxxr month for the period of 60 months. The date of the last filing the bankruptcy was xx/xx/2020. According to the payment history as of xx/xx/2020, the borrower has been delinquent for 1 month and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB reflected as per the payment history is in the amount of xx. The loan modification agreement was made between the borrower xx Servicing xx on xx/xx/2014. The loan has been modified once since origination. No damage and repairs have been found. No information pertaining to foreclosure has been found.

Update:
The borrower had filed bankruptcy under Chapter 13 on xx/xx/2019 with the case #xx. As per the servicing comment dated xx/xx/2023, the bankruptcy has been discharged on xx/xx/2022 and terminated on xx/xx/2022.
As per the servicing comment dated xx/xx/2022, the borrower has been approved for a 9-month trial modification starting from xx/xx/2022. The new principal balance is xx. Borrower promise to pay the modified P&I of $xxx with the modified interest rate of 5.000%.
As per the servicing comment dated xx/xx/2022, the borrower has been approved for an 8-month repayment plan with a monthly payment of $xxx60.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed the bankruptcy under chapter-13 with the case# xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019 with the secured amount of xx and the arrearage amount is $xxx12. According to the amended chapter 13 plan filed on xx/xx/2019, the debtor sxxpay $xxxr month for the period of 60 months. The date of the last filing the bankruptcy was xx/xx/2020.	The loan modification agreement was made between the borrower xx. The modified UPB is xx with an interest rate of 3% and a P&I of $xxx. The first payment started from xx/xx/2015 with the maturity date of xx/xx/2037. There is provision for the balloon payment and xx sxxbe due on maturity. It does not have modification steps. The loan has been modified once since origination.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prepayment term test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test. The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Alabama. The Choice of Insurer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.” which was recorded on xx/xx/2002 with loan amount of xx. The chain of assignment has not been completed. Currently assignment is with “xx
There is xx/Medical liens against borrower xx in the amount of $xxx the favor of xx and it was recorded on xx/xx/2010.
There is civil judgment against the borrower xx in the favor of xx for the amount of $xxxch was recorded on xx/xx/2011.

The annual xx taxes of the year 2020 are delinquent in the amount of $xxx.74 and good through till xx/xx/2020.
The latest 24 months of payment is missing from the loan file. However, according to the seller tape data payment history as of xx/xx/2020, the borrower is current with the loan. The date of the last payment received is unavailable. The next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx. The UPB reflected as per the tape data is in the amount of xx.	Collections Comments:The loan is currently in Bankruptcy. According to the tape data of payment history as of xx/xx/2020, the borrower is current with the loan. The date of the last payment received is unavailable. The next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx. The UPB reflected as per the tape data is in the amount of xx.
According to the xxx, the borrower xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed by xx on xx/xx/2019, the amount claim is xx and the arrearage amount is xx.
The latest collection comment does not reflect the borrower reason for default.

According to the collection comment dated xx/xx/2019, the foreclosure sale was scheduled for xx/xx/2019. However, the FC was put on hold due to the borrower had filed bankruptcy on xx/xx/2019.
The collection comment does not reflect the subject property condition and property type.
As per the review of payment history and servicing comments no evidence has been found stating that the borrower income is impacted due to COVID-19.

Foreclosure Comments:According to the collection comment dated xx/xx/2019, the foreclosure sale was scheduled for xx/xx/2019. However, the FC was put on hold due to the borrower had filed bankruptcy on xx/xx/2019.
Bankruptcy Comments:According to the xxx, the borrower xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed by xx on xx/xx/2019, the amount claim is xx and the arrearage amount is xx. The chapter 13 plan was confirmed on xx/xx/2020, as per the amended chapter 13 plan was filed on xx/xx/2020(Doc#61) the debtor sxxpay to the trustee in the amount of $xxx00 for 60 months. The schedule D of xxx does not show any unsecured amount. The date of last filing is on xx/xx/2020. Currently the loan is in an active bankruptcy.	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Itemization of fees and estimated HUD-1 are also missing from the loan file."
* Lost Note Affidavit (Lvl 3) "As per the lost note affidavit located at “xx”, the original note has been lost or destroyed. The copy of note is located at “xx”, however; the xx are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Washington state. The following state disclosures are missing from the loan file:
1. xx Loan Servicing Disclosure
2. Choice of Insurance Notice
3. PurxxxMoney Residential xx Loan Closing Valuation Disclosure
4. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx, with xx
The chain of assignment has not been completed; currently the assignment is with xx

There are no active lien and judgments against the borrower.
According to the payment history as of xx/xx/2020, the borrower is performing with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history tape data is in the amount of xx.	Collections Comments:As per the comment history, the loan is in Active Bankruptcy.

According to the payment history as of xx/xx/2020, the borrower is performing with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history tape data is in the amount of xx.

As per the comment dated xx/xx/2019, the prior bankruptcy with case#xx Dismissed on xx/xx/2019. The comment dated xx/xx/2019; the borrower filed new bankruptcy under chapter 13 with case#xx on xx/xx/2019.

As per the comment dated xx/xx/2019, the foreclosure referred to an attorney. However, the foreclosure put on hold due to borrower filed bankruptcy under chapter 13. No further details have been found.

As per the comment dated xx/xx/2019, the subject property has owner occupied.
No comments were indicating damages and repairs to the subject property.
The comments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.

Foreclosure Comments:According to the comment history, the foreclosure was initiated. The comment dated xx/xx/2019, the foreclosure referred to an attorney. However, the foreclosure put on hold due to borrower filed bankruptcy under chapter 13. No further details have been found.
Bankruptcy Comments:The borrower xx had filed bankruptcy under Chapter-13 with the Case# xx on xx/xx/2019. The POC was filed on xx/xx/2019, with the claim amount of xx and the arrearage amount is xx. The Chapter 13 plan was confirmed on xx/xx/2019. The debtor sxxpay to the trustee the sum of $xxx55 months under Chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx	According to the Adjustment of Terms Agreement, the loan was modified on xx/xx/2012 between the borrower xx. The new modified principal balance as per AOT is in the amount of xx with interest rate starting at 10.00 % and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2012. The maturity date as per modification is xx/xx/2042. The interest-bearing amount is xx. The deferred balance is $xxxis no principal forgiven amount.	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Loan application is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan is failing for TX Constitution A6 Required Fees Test. Total fee charged $xxxwed $xxx By +$xxxrower to be refunded $xxxcharged amount to cure. Fees Included- Loan Origination Fee $xxxaisal Fee $xxxit Report Fee $xxxle Examination Fee $xxxrney's Fee $xxxrding Fee $xxxr statute, the SOL of 4 years has expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.  The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxA Foreclosure Rescission Finance Charge Test: FAIL Loan Data:  xx  Comparison Data: xx  Variance: -$xxx Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file.
8. TX Loan Agreement Notice
9. Commitment Requirement/Anti-Tying
10. TILA Disclosures in Spanish
11. Home Equity Consumer Disclosure
12. Home Equity Loan Interest and Fees Preclosing Disclosure
13. Home Equity Loan Copies of Documents
14. Home Equity Loan Rescission Notice
15. Fair Market Value of Homestead Property Acknowledgment
16. Home Equity Loan Notice of Address for Borrower Notification of Violation
17. Choice of Insurance Notice
18. Collateral Protection Insurance Disclosure
19. Non-Deposit Investment Product Disclosure Are there any promotional materials?
20. Insurance Solicitation/Post Commitment Requirement"
								* ROR not hand dated by borrower(s) (Lvl 2) "Right of Rescission is not hand dated by the borrower."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2020, the subject xx was originated on xx. which was recorded on xx/xx/2007.
The chain of assignment has not been completed. The current assignment is with xx. It should be with xx
There are no active liens and judgments.
The combined annual xx taxes for the year of 2020 are paid in the amount of $xxx	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020. The payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. As per tape data the UPB is in the amount of xx.	Collections Comments:The loan is performing. According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received date is xx/xx/2020. The payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. As per tape data the UPB is in the amount of xx. As per comment dated xx/xx/2019, the foreclosure was initiated in the loan by referring to attorney on xx/xx/2019. However, as per comment dated xx/xx/2019, the foreclosure was put on hold for modification. The loan was modified on xx/xx/2010 between the borrower xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 7.500 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2019. The maturity date as per modification is xx/xx/2059. This loan was modified once.
Foreclosure Comments:As per comment dated xx/xx/2019, the foreclosure was initiated in the loan by referring to attorney on xx/xx/2019. However; as per comment dated xx/xx/2019, the foreclosure was put on hold for modification.
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2019 between the borrower xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 7.500 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2019. The maturity date as per modification is xx/xx/2059. This loan was modified once.	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final 1003 as well as 1008 is missing in the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "ComplianceEase risk indicator is significant as loan is failing for TX Constitution A6 Required Fees Test.
Total fee charged is $xxx54 and allowed is $xxx36 however it is over by +$xxx. Borrower to be refunded $xxx overcharged fee to cure.
Fees Included-
Loan Origination Fee paid by Borrower: $xxx00
Appraisal Fee paid by Borrower: $xxx
Credit Report Fee paid by Borrower: $xxxitle Examination Fee paid by Borrower: $xxxttorney’s Fee by Borrower: $xxx
Title Insurance Fee by Borrower: $xxx
Recording Fee by Borrower: $xxx
Per statute, the SOL of 4 years has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in the state of Texas. The following required State Disclosure is missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement"
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The Updated title report dated xx/xx/2020 shows that the xx was originated on xx.41. The subject xx was recorded on xx/xx/2008 with thexx.  The chain of the assignment has been completed. The current assignment is with xx
The annual installments of combined taxes for the year of 2019 have been paid in the amount of $xxxe current ownership is vested in the name of xx

According to the payment history as of xx/xx/2020, the borrower is current with the loan payments. The last payment received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB is not reflected in the payment history, as per tape data it is xx.	Collections Comments:The review of comment history shows that the borrower is current with the loan. The property has been occupied by the owner himself. No damage or repair to the property has been found.
The last payment received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020.
The P&I is in the amount of $xxx and PITI is in the amount of $xxx.
The UPB is not reflected in the payment history, as per tape data it is xx.

Update
No additional information has been found.
Foreclosure Comments:As per comments dated xx/xx/2018, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2018. No further details regarding this have been found.

Bankruptcy Comments:Not Applicable	The modification agreement was done on xx/xx/2019, between the (xx
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of 6.500 % with the modified P&I of $xxx.
The first payment date was due on xx/xx/2019 and the new maturity date is xx/xx/2049.
There is no deferred balance has been stated.
Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing from the loan files."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "ComplianceEase risk indicator is significant as loan is failing for TX Constitution A6 Required Fees Test. Total fee charged is $xxx82 and is allowed $xxx98 however over by +$xxx. Borrower to be refunded $xxx overcharged Fee to cure.
Fees Included -
1.Loan Origination Fee $xxx64
2.Appraisal Fee $xxx3.Credit Report Fee $xxx.Flood Determination - Life of Loan Fee $xxx.Title Examination Fee $xxx
6.Attorney's Fee $xxx
7.Recording Fee $xxx8. Recording Service Fee $xxx
Per statute, the SOL of 4 years has expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: Result FAIL xx Comparison Data xx Variance -$xxx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Foreclosure Rescission Finance Charge Test: Result FAIL xx Comparison Data xx Variance -$xxx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxMissing Appraisal (Lvl 2)     "An appraisal report is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosure are missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.A. for the amount of xx which was recorded on xx/xx/2015.
The chain of assignment has been completed. Currently the subject xx is with xx
No active judgments or liens have been found against the subject property/the borrower.
Combined annual taxes for the year of 2019 have been paid in the amount of $xxx prior year's delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is current with the loan and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The UPB has not been mentioned in the latest payment history. UPB as per the tape data as of xx/xx/2020 is reflected in the amount of xx. The current interest rate is 5.500% and P&I is $xxx.	Collections Comments:The loan is performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The UPB has not been mentioned in the latest payment history. UPB as per the tape data as of 0xx/xx/2020 is reflected in the amount of xx. The current interest rate is 5.500% and P&I is $xxx.
According to comment dated xx/xx/2019, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2019. According to comment dated xx/xx/2019, the foreclosure was put on hold due to loss mitigation. The borrower had received the loan modification agreement on xx/xx/2019. The loan was modified on on xx/xx/2019. According to modified terms, the new principal balance is xx. Borrower promises to pay P&I in the amount of $xxx with the modified interest rate of 5.500% beginning from xx/xx/2019 till the maturity date of xx/xx/2044. Current occupancy of the subject property is unable to be determined from the collection comment. No comment pertaining damage to the subject property has been observed. No latest xxx Report is available in the loan file.
The borrower, xx has been working at xx " from the last 120 months as "Supervisor" and co-borrower, "xx" has been working at xx under title of  "default" from last 60 months.

Update:
As per the comment dated xx/xx/2023, the loan was modified.
Foreclosure Comments:According to comment dated xx/xx/2019, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2019.
According to comment dated xx/xx/2019, the foreclosure was put on hold due to loss mitigation. The borrower had received the loan modification agreement on xx/xx/2019.

Bankruptcy Comments:Not Applicable	This modification agreement was made between the borrower, "xx. According to modified terms, the new principal balance is xx.
Borrower promises to pay P&I in the amount of $xxx with the modified interest rate of 5.500% beginning from xx/xx/2019 till the maturity date of xx/xx/2044.
Initial 1003_Application Missing Required State Disclosures	3: Curable	* Missing Initial 1003_Application (Lvl 3) "Missing Initial Application 1003, however file consist of 1003 application reflecting print date as xx/xx/2015 without Loan Originator signature."
* Required Documentation Missing or Incomplete (Lvl 3) "1008 Transmittal does not reflects Borrowers Income of $xxx."	* ComplianceEase State/Local Predatory Test Failed (Lvl 2) "This loan is failing for TX Constitution A6 Required Fees Test.
Total fee charged is $xxxd allowed is $xxxwever it is over by +$xxx. Borrower has been charged Loan Discount Fee $xxxd that the Bona Fide Disclosure or Rate sheet is missing in the loan file confirming the discount points are bona fide. Either Bona Fide Disclosure to be provided or borrower to be refunded $xxx overcharged fee to cure.
Fees Included -  Loan Origination Fee paid by Borrower: $xxx
Your Credit or Charge paid by Borrower: $xxx68
Appraisal Fee paid by Borrower: $xxx
Credit Report Fee paid by Borrower: $xxxTax Service Fee paid by Borrower: $xxxFlood Certification - Single Charge or Life of Loan paid by Borrower: $xxxSettlement or Closing Fee paid by Borrower: $xxx
Lender's Title Insurance Policy paid by Borrower: $xxx45
Title Courier Fee paid by Borrower: $xxxE-Recording Processing paid by Borrower: $xxxax Certificate paid by Borrower: $xxxDeed Recording paid by Borrower: $xxxReleases Recording paid by Borrower: $xxx
Per statute, the SOL of 4 years has expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test is fail. Loan data is xx and comparison data is xx. Hence, the variance is -$xxx.

TILA Foreclosure Rescission Finance Charge Test is fail. Loan data is xx and comparison data is xx. Hence, the variance is -$xxx.

SOL of 3 years has expired."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas state. Following state disclosures are missing from the loan file:
TX Loan Agreement Notice
Commitment Requirement/Anti-Tying
Home Equity Consumer Disclosure
Home Equity Loan Interest and Fees Preclosing Disclosure
Home Equity Loan Copies of Documents
Home Equity Loan Rescission Notice
Fair Market Value of Homestead Property Acknowledgment
Home Equity Loan Notice of Address for Borrower Notification of Violation
Choice of Insurance Notice
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
								Insurance Solicitation/Post Commitment Requirement"		Significant	Pass	Fail	Pass	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.P which was recorded on xx/xx/2003.
The chain of the assignment has not been completed. Currently, the xx is with xx. However, the assignment is missing to xx There is a break in assignment from xx
No active judgment or liens have been found.
The annual combined taxes of 2019 have been paid in the amount of $xxx delinquent taxes have been found for the prior year.
According to a review of the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which includes P&I $xxx with the interest rate of 7.00%, which was applied for the due date of xx/xx/2020. The UPB reflected is in the amount of xx.	Collections Comments:The review of the collection comment shows that the current status of the loan is performing and the next due date for the payment is xx/xx/2020. According to a review of the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which includes P&I $xxx with the interest rate of 7.00%, which was applied for the due date of xx/xx/2020. The UPB reflected is in the amount of xx. The foreclosure was initiated and the file was referred to an attorney on xx/xx/2019. The Loan modification agreement was made on xx/xx/2019. However, the foreclosure was placed on hold. The Loan modification agreement was made on xx/xx/2019 between the borrower “xx”. The loan has been modified once since origination. No damage and repairs have been found. No information pertaining to bankruptcy has been found. As per the comment dated xx/xx/2019, the subject property is occupied by an unknown party. The borrower xx had deceased on xx/xx/2018. The death certificate of the borrower is located at "xx

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2019. The Loan modification agreement was made on xx/xx/2019. However, the foreclosure was placed on hold.
Bankruptcy Comments:Not Applicable	The Loan modification agreement was made on xx/xx/2019 between the borrower “xx”. The borrower promised to make a monthly P&I of $xxx with the interest rate of 7.00%, beginning from xx/xx/2019 till the maturity date of xx/xx/2059. The new principal balance stated in the Modification is in the amount of xx. There is no provision for the balloon payment and it does not have modification steps. The loan has been modified once since origination.	Affiliated Business Disclosure
Credit Application
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD1 along with estimated HUD1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Texas state. The following state disclosures are missing from the loan file. 1. TX Loan Agreement Notice 2. Commitment Requirement/Anti-Tying 3. TILA Disclosures in Spanish 4. Home Equity Consumer Disclosure 5. Home Equity Loan Interest and Fees Preclosing Disclosure   6. Home Equity Loan Copies of Documents 7. Home Equity Loan Rescission Notice 8. Fair Market Value of Homestead Property Acknowledgment 9. Home Equity Loan Notice of Address for Borrower Notification of Violation 10. Choice of Insurance Notice 11. Collateral Protection Insurance Disclosure 12. Non-Deposit Investment Product Disclosure Are there any promotional materials? 13. Insurance Solicitation/Post Commitment Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "The ROR is missing from the loan file."
								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by the borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx. Chain of assignment has not been completed. Currently, the xx is with xx. It should be with xx No active judgments or liens have been found. Annual taxes for the year of 2019 have been delinquent in the amount of $xxx	According to the latest payment history as of xx/xx/2020, the borrower has been delinquent for 30+days and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The UPB has not been mentioned in the latest payment history. The UPB as per tape data is reflected in the amount of xx.	Collections Comments:The loan is currently in bankruptcy and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. As per the review of the xxx report, the debtor xx had filed Bankruptcy under chapter-13 on xx/xx/2019 with the Case#xx. The plan was confirmed on xx/xx/2019. As per the collection comment dated xx/xx/2019, the foreclosure was initiated and the file was referred to an attorney. No further details have been found. As per the comment dated xx/xx/2019, the sale is scheduled for xx/xx/2019. The debtor xx had filed Bankruptcy under chapter-13 on xx/xx/2019 with the Case#xx and Fc was placed on hold. The RFD is unable to be determined. The RFD is illness of the borrower. No repairs and damages have been found. The current occupancy is not stated. No comments have been found stating the borrower’s income was affected by COVID-19.
Foreclosure Comments:The loan is in foreclosure as it was referred to attorney on xx/xx/2018 but further details are not available in latest servicing comment.
Bankruptcy Comments:As per the review of the xxx report, the debtor xx had filed Bankruptcy under chapter-13 on xx/xx/2019 with the Case#xx. The POC was filed on xx/xx/2019 with the amount of claim of xx and amount of arrearage of xx. As per the order confirming chapter 13, the debtor sxxpay the trustee the amount of $xxx per month for 60 months. The total amount to be paid is xx. The plan was confirmed on xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Loan application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in Texas. The following state disclosures are missing from the loan file,    1. TX Loan Agreement Notice 2. Commitment Requirement/Anti-Tying 3. TILA Disclosures in Spanish 4. Home Equity Consumer Disclosure 5. Home Equity Loan Interest and Fees Preclosing Disclosure   6. Home Equity Loan Copies of Documents 7. Home Equity Loan Rescission Notice 8. Fair Market Value of Homestead Property Acknowledgment 9. Home Equity Loan Notice of Address for Borrower Notification of Violation 10. Choice of Insurance Notice 11. Collateral Protection Insurance Disclosure 12. Non-Deposit Investment Product Disclosure Are there any promotional materials? 13. Insurance Solicitation/Post Commitment Requirement"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the review of updated title report dated xx/xx/2020 the subject xx was originated on xx.0 which was recorded on xx/xx/1998 under xx
The chain of assignment has not been completed as the xx is currently with the xx, Not In Its Individual Capacity, But Solely As Legal Title Trustee instead of the current assignee xx

There is one junior xx which was recorded on xx/xx/2001 under xx in the amount of xx in favor of xx
The annual combined taxes of 2019 have been paid in the amount of $xxxe annual utility charges for 2019 have been delinquent in the amount of $xxx payable through the date of xx/xx/2020.
As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 9.90% for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB is in the amount of xx.	Collections Comments:The loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 9.90% for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB is in the amount of xx.
The loan has not been modified since origination.
No evidences have been found regarding foreclosure proceedings.
The property is owner occupied and no visible damages were reported.
The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2014 with the Case#xx and the plan was not confirmed. POC was filed by subject creditor on xx/xx/2014 with the secured claim amount of xx and arrearage in the amount of $xxx22. Bankruptcy was discharged on xx/xx/2019.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2014 with the Case#xx and the plan was not confirmed. POC was filed by subject creditor on xx/xx/2014 with the secured claim amount of xx and arrearage in the amount of $xxx22. Bankruptcy was discharged on xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 or Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Rights of rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.74 with The xx

The chain of assignment is not completed as the subject xx is currently assigned to xx, Not In Its Individual Capacity, But Solely As Legal Title Trustee” instead of xx

There are no active judgments and liens found against either borrower or property.

Combined annual taxes for the year 2019 have been paid in full in the amount of $xxxo prior taxes have been delinquent.
As per the review of payment history dated as of xx/xx/2020, the borrower is current with the loan. The next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with the interest rate 11.750% which was applied for due date xx/xx/2020. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveals that the loan is in active bankruptcy.
As per the review of payment history dated as of xx/xx/2020, the borrower is current with the loan. The next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with the interest rate 11.750% which was applied for due date xx/xx/2020. The current unpaid principal balance is in the amount of xx.
No foreclosure proceedings have been found.
The current bankruptcy status is plan confirmed.
According to collection comment, no damages or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx records the debtor “xx” had filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2017. The POC was filed on xx/xx/2017 with the secured claim amount of xx and the arrearage amount of xx. The schedule D of the xxx shows the secured claim in the amount of xx with the supporting value of collateral is xx, so there is no unsecured amount. As per the proposed chapter 13 plan dated xx/xx/2017, the debtor supposed to pay to the trustee monthly installments of amount $xxx00 for 60 months. The plan was confirmed on xx/xx/2017. xxx has not been filed yet. Currently, the debtor is in active bankruptcy.	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosures are missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the Updated title report dated xx/xx/2020 reflects that the subject xx was originated on xx. in the amount of xx, which was recorded on xx. The chain of the assignment has not been completed. Currently, the xx assignment is with xx. However, this should be with xx No active liens and judgments have been found against the borrower and the property. No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/xx/2020, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx38 which includes P&I $xxx61 with the rate of interest 5.00%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the Status of loan is currently performing. As per the payment history as of xx/xx/2020, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx38 which includes P&I $xxx61 with the rate of interest 5.00%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.
As per comment dated xx/xx/2019, the reason for default was Curtailment of Income.
According to latest servicing comment and updated title report “xx” the foreclosure was initiated against the subject property. The Lis pendency was filed on xx/xx/2017. The Notice of Trustee’s sale was published on xx/xx/2019 and foreclosure sale was scheduled on xx/xx/2019 at 11.00a.m. As per comment dated xx/xx/2019, the foreclosure sale was scheduled on xx/xx/2019. However, the foreclosure was put on hold as the borrower applied for modification on xx/xx/2019. No further details have been found.
As per comment dated xx/xx/2019, the loan was modified on 0xx/xx/2019, between the borrower xx, the new modified principal balance as per modification is in the amount of xx with interest rate starting at 5.00 % and the borrower promises to pay P&I in the amount of $xxx61 beginning from xx/xx/2019. The maturity date as per modification is xx/xx/2059.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Update:
As per the comment dated xx/xx/2023, the subject property is occupied.
As per the comment dated xx/xx/2021, modification was approved. As per the comment dated xx/xx/2022, the trial payment for 9 months from xx/xx/2022 to xx/xx/2022. As per the comment dated xx/xx/2024, the modification documents have been approved.

Foreclosure Comments:According to latest servicing comment and updated title report “xx” the foreclosure was initiated against the subject property. The Lis pendency was filed on xx/xx/2017. The Notice of Trustee’s sale was published on xx/xx/2019 and foreclosure sale was scheduled on xx/xx/2019 at 11.00a.m. As per comment dated xx/xx/2019, the foreclosure sale was scheduled on xx/xx/2019. However, the foreclosure was put on hold as the borrower applied for modification on xx/xx/2019. No further details have been found.
Bankruptcy Comments:The borrower xx had filed Bankruptcy under chapter-13 on xx/xx/2017 with the case#xx. The date of the last filing the bankruptcy is xx/xx/2019. The plan was confirmed on xx/xx/2017. POC was filed on xx/xx/2017 the secured claim amount of xx and the arrearage amount is xx. As per the chapter 13 plan, the debtor sxxpay to the Trustee the sum of the $xxx per month for a period of 60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. However, the unsecured portion is $xxxcase was dismissed on xx/xx/2018 and terminated on xx/xx/2019.	According to the modification, the loan was modified on xx/xx/2019 between the borrower xx. The new modified principal balance as per modification is in the amount of xx which was included the arrears capitalized of xx with interest rate starting at 5.000 % and the borrower promises to pay P&I in the amount of $xxx61 beginning from xx/xx/2019. The maturity date as per modification is xx/xx/2059. The interest-bearing amount is xx. There is no principal forgiven amounts and deferred balances. The prior modification was done on xx/xx/2016.	Affiliated Business Disclosure Final Truth in Lending Discl. Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is Moderate due to loan failed in the TILA APR test.
TILA APR Test: Result: FAIL Loan data: 0.000% Comparison data: 3.746% Variance: -3.746%"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: Result: FAIL Loan data: 0.000% Comparison data: 3.746% Variance: -3.746%
This loan failed the TILA APR test.
The annual percentage rate (APR) is 3.746%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in California State. The following required state disclosures are missing from the loan file.

1.Impound Account Disclosure
2.Cosigner Notice
3.Private xx Insurance Disclosure
4.Hazard Insurance Disclosure
5.Insurer RecommendationDisclosure
6.Anti-Tying Disclosure
7.Privacy Notice
8.Notice of Right to Copy of Appraisal
9.Application for Credit-Married Persons
10.Fair Debt Collection Notice
11.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of Rescission disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per note date is xx/xx/2006 and HUD-1 settlement date is xx/xx/2006. However, the settlement date is different from note date."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx. which was recorded on xx/xx/2007.

The chain of the assignment has been completed. The latest assignment is xx which was recorded on xx/xx/2019.

No judgment and liens were open against the borrower.

xx annual taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2020.
No prior years delinquent taxes have been found.	According to a review of the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of P&I $xxx with the rate of interest 6.00%, which was applied for the due date of xx/xx/2020. The UPB is in the amount of xx.	Collections Comments:According to a review of the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of P&I $xxx with the rate of interest 6.00%, which was applied for the due date of xx/xx/2020. The UPB is in the amount of xx.
No information pertaining to bankruptcy has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the review of the servicing comments, the Non-Judicial foreclosure was initiated in 2018. The foreclosure file was referred to an attorney on xx/xx/2018 and the comment dated xx/xx/2019 reveals that the foreclosure sale was scheduled on xx/xx/2020 with the max bidding amount of xx; however, the foreclosure file was put on hold due to the loss mitigation.
Bankruptcy Comments:Not Applicable	The Loan modification agreement was made on xx/xx/2020, between the borrower “xx”. The borrower promises to make a monthly payment of $xxx with the rate of interest 6.00%, beginning from xx/xx/2020 till the maturity date of xx/xx/2060. The new principle balance stated in the Modification is in the amount of xx.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The loan is failing for TX Constitution A6 Required Fees Test. Total fee charged $xxx42 Allowed $xxx62 Over By +$xxx. The overcharge amount of $xxx needs to be refunded to the borrower in order to cure.
Fees Included - Loan Origination Fee $xxx52,  Appraisal Fee $xxx, Credit Report Fee $xxxTitle Examination Fee $xxx,  Attorney's Fee $xxx, Recording Fee $xxx

Per statute, the SOL of 4 years has expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxLA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Texas state. The following required state disclosures are missing from the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. The chain of the assignment has not been completed. Currently, the xx is with xx which was recorded on xx/xx/2019. However, the assignment is missing to xx There is a break in assignment from xx. There is a break in assignment from xx, not in its individual capacity but solely as Indenture Trustee for xx. There is a break in assignment from xx not in its individual capacity but solely as Indenture Trustee for xx. No active judgment or liens have been found. The annual xx taxes of 2019 have been paid in the total amount of $xxx delinquent taxes have been found for the prior year.	The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx41 for the due date of xx/xx/2020. The UPB reflected is in the amount of xx till the due date of xx/xx/2020.	Collections Comments:The review of the collection comment shows that the loan is in the bankruptcy and the next due date for the payment is xx/xx/2020. The borrower had filed the bankruptcy under chapter13 on xx/xx/2019 with the case#xx and the plan was confirmed on xx/xx/2020.The POC was filed on xx/xx/2019 with the secured claim amount of $xxx.31 and the arrearage amount of $xxx10.As per the confirmed plan borrower sxxpay $xxx per month for arrears amount of $xxx00. The xxx was filed on xx/xx/2019. The foreclosure was placed on hold.The foreclosure was initiated again and according to the document located at 'xx, the complaint was filed on xx/xx/2011 byxxxxx xx as Trustee for xx. No further details have been found regarding the foreclosure. The borrower had filed the bankruptcy under chapter13 on xx/xx/2019 with the case#xx. However, the foreclosure was placed on hold. The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx41 for the due date of xx/xx/2020. The UPB reflected is in the amount of xx till the due date of xx/xx/2020. No damage and repairs have been found.
Foreclosure Comments:
The foreclosure was initiated and according to the document located at 'xx' & updated title report xx the complaint was filed on xx/xx/2011 by xx. as Trustee for xx. No further details have been found regarding the foreclosure. The borrower had filed the bankruptcy under chapter13 on xx/xx/2019 with the case#xx. However, the foreclosure was placed on hold.
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter13 on xx/xx/2019 with the case#xx and the plan was confirmed on xx/xx/2020.The POC was filed on xx/xx/2019 with the secured claim amount of $xxx.31 and the arrearage amount of $xxx10.As per the confirmed plan borrower sxxpay $xxx per month for arrears amount of $xxx00. The xxx was filed on xx/xx/2019. The date of the last filing the bankruptcy was xx/xx/2020.	The loan modification agreement has been made on xx. The new principal balance amount is xx to be paid at 4.875% and P&I of $xxx from xx/xx/2010 to xx/xx/2036. There is no provision for the balloon payment and it does not have modification steps. The loan has been modified once since origination.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Illinois. The following state disclosures are missing from the loan file. 1.IL Collateral Protection Insurance Notice 2.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "The subject xx was originated on xx. However, according to final HUD-1, the settlement date is xx/xx/2006."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, in favor of xx
There are no active liens and judgments found against the borrower and property.
The first and second installment xx taxes of 2019 have been paid in the amount of $xxx.58. No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is current with the loan payments. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per servicing comments the loan is currently performing. No comments regarding visible property damages and repairs have been found in last 24 months servicing comments. No evidences of active litigation or contested matter have been found in last 24 months servicing comments.No comments have been found regarding bankruptcy in the latest servicing comments. No comments have been found regarding foreclosure in the latest servicing comments. No comments have been found regarding Covid-19 impact in the latest servicing comments.
The current occupancy and property condition are unable to be determined.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2018 between the borrower xx . The new modified principal balance as per modification is in the amount of xx with interest rate starting at 4.500 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2018. The maturity date as per modification is xx/xx/2048. This loan was modified once.

Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Good Faith Estimate
HUD-1 Closing Statement
xx Insurance
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with the estimated HUD and itemization of fees are missing from the loan files."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan files."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan files."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan type is conventional however, the MI certificate is missing from the loan files."
* Missing Appraisal (Lvl 2)     "Appraisal Report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form document is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per updated title report dated xx/xx/2020, the subject xx was originated on xx.00, with 5-G, xx.
The chain of assignment has not been completed. Currently, the assignment is xx
No active judgments or liens have been found.
Annual Combined taxes for the year of 2019 have been due in the amount $xxxo prior delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower has been current with the loan and the next due is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020. The UPB reflected as per the payment history tape data is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is performing and next due date for the payment is xx/xx/2020.
According to the payment history as of xx/xx/2020, the borrower has been current with the loan and the next due is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020. The UPB reflected as per the payment history tape data is in the amount of xx.
As per the servicing comments, current occupancy of the subject property is unable to be determined. No damages or repairs are found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor had filed Bankruptcy under chapter-13  with the case#xx on xx/xx/2013. The POC was filed on xx/xx/2013 with claim amount of xx and the amount of arrearage is $xxx40.The case was converted to chapter 7 on xx/xx/2013. The case was discharged and terminated on xx/xx/2014.
The loan modification agreement was made between xx.The borrower promises to pay the new UPB in the amount of xx with the annual fixed interest rate of 8.00% and the modified P&I is in the amount of $xxx beginning from xx/xx/2018 till the maturity date xx/xx/2047.The lender has forgiven principal in the amount of $xxx20; however, the forgiven amount exceeds 2% of the modified principal balance.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD1 along with the estimated HUD1 and Itemization are missing the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020 the subject xx was originated on xx. in the amount of xx which was recorded on xx/xx/2007 with xx
The Chain of Assignments has been completed. Currently, the assignment of xx is with xx which was recorded on xx/xx/2016. However, the assignment should be done with xx

There is one senior xx was originated on xx.00 which was recorded on xx/xx/2001 with xx

The combined annual installment taxes for the year 2019 have been paid in the amount of $xxxxx/xx/2020. No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is delinquent for 1 month with the loan. The next regular payment is due on xx/xx/2020. The last payment (P&I) has been made on xx/xx/2020 in the amount of $xxx with the interest rate of 5.790% for the due date of xx/xx/2020. As per tape data, the UPB reflected is in the amount of xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is in active bankruptcy. According to the payment history as of xx/xx/2020, the borrower is delinquent for 1 month with the loan. The next regular payment is due on xx/xx/2020. The last payment (P&I) has been made on xx/xx/2020 in the amount of $xxx with the interest rate of 5.790% for the due date of xx/xx/2020. As per tape data, the UPB reflected is in the amount of xx. The collection comment dated xx/xx/2018 states the reason for default is marital difficulties. The foreclosure was initiated. Unable to be determined the file was referred to the attorney. The collection comment dated xx/xx/2019 states the complaint has been filed. The collection comment dated xx/xx/2019 states the bidding instruction has been received. The collection comment dated xx/xx/2019 states the sale was scheduled for xx/xx/2019 which was postponed due to bankruptcy has been filed. The collection comment dated xx/xx/2019 states the Chapter 13 Plan filed by xxx for debtor xxx. The Debtor xx had filed Bankruptcy under chapter-13 on xx/xx/2019 with case#xx. There are no comments found related to the subject property condition. There are no comments found related to the borrower’s income impacted by covid-19.
Foreclosure Comments:The foreclosure was initiated. The file was referred to the attorney is unable to be determined. The collection comment dated xx/xx/2019 states the complaint has been filed. The collection comment dated xx/xx/2019 states the bidding instruction has been received. The collection comment dated xx/xx/2019 states the sale was scheduled for xx/xx/2019 which was postponed due to bankruptcy has been filed. The collection comment dated xx/xx/2019 states the Chapter 13 Plan filed by xx
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with case#xx on xx/xx/2019. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; Therefore, there is no unsecured portion. The chapter -13 plan was confirmed on xx/xx/2019. The debtor was supposed to pay the trustee the amount of $xxx for 60 months under the chapter 13 plan. The Proof of Claim filed on xx/xx/2019 under claim#7-1. The total amount of claim is xx and the amount of arrearage is xx. The last filing date is xx/xx/2020.	The loan modification agreement was made between xx. The new modified principal balance is in the amount of xx with interest rate starting at 4.130% and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2016. The maturity date is xx/xx/2056. This loan was modified thrice since origination.
The modification agreement has three steps, 1st step beginning from date xx/xx/2016 with the interest rate 4.130% and P&I of $xxx, 2nd step beginning from date xx/xx/2019 with the interest rate 5.130% and P&I of $xxx, 3rd step beginning from date xx/xx/2020 with the interest rate 5.790% and P&I of $xxx.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Notice of Servicing Transfer	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "This loan is failing HOEPA High Cost xx APR Threshold Test. Charged APR is 13.491% and allowed is 12.600% and it is over by +0.891%
The annual percentage rate (APR) at consummation is 13.491%, which exceeds the yield of 4.600%, as of xxx5, 2006 on 10 year Treasury securities (the Treasury securities having comparable periods of maturity), plus 8.000 percentage points. The yield is as of the fifteenth day of the month immediately preceding the month of the application for extension of credit, which was received by the creditor on January 26, 2007"	* Application Missing (Lvl 2) "The final loan application form is missing from the loan files."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan is failing for TX Constitution A6 Required Fees Test. Fee charged $xxx00 allowed $xxx85 and over by +$xxx15.
Borrower has been charged Loan Discount Fee $xxx00 and that the Bona Fide Disclosure or Rate sheet is missing in the loan file confirming the Discount Points are bona fide. Either Bona Fide Disclosure to be provided or borrower to be refunded $xxx15 overcharged Fee to cure.
Fees Included -
Loan Discount Fee $xxx00
Tax Related Service Fee $xxx
Appraisal Fee $xxx
Tax Related Service Fee $xxxTitle Document Preparation Fee $xxxTitle Insurance $xxx
Recording Fee $xxx
Per statute, the SOL of 4 years has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "An initial escrow account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "An affiliated business disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "The ROR is not hand dated by both borrowers."		Critical	Fail	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per review of latest updated title report dated xx/xx/2020 the subject xx was originated on xx.00 in favor of ‘xx
 The chain of assignment has not been completed as the xx is currently with ‘xx
There is civil judgment against the borrower in amount of $xxxch was recorded on xx/xx/2013 in the favor of ‘xx
The xx taxes for 2019 have been paid of $xxx prior delinquent taxes have been found.

The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2020 to till date. The loan has been in delinquency for more than 1 Month. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 5.00% and P&I is $xxx which was applied for the due date of xx/xx/2020. The payment history reflects current unpaid principal balance is in the amount of xx.9.
Collections Comments:Comments:
xx

The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2020 to till date. The loan has been in delinquency for more than 1 Month. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 5.00% and P&I is $xxx which was applied for the due date of xx/xx/2020. The payment history reflects current unpaid principal balance is in the amount of xx.9.
The debtor ‘xx’ had filed Bankruptcy under chapter-13 on xx/xx/2019 with the Case# xx. According to the debtor's chapter-13 plan which was filed on xx/xx/2019, the debtor sxxmake regular ongoing xx payment in the amount of $xxx for 60 months to the trustee. This plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019 under deadline date xx/xx/2019 with secured amount is xx and arrearage is in amount of xx. Amended POC was filed on xx/xx/2019 with the secured claim of xx with an arrearage xx.
As per collection comments, the foreclosure proceedings were initiated on the loan by referring to the attorney on xx/xx/2018. The sale was scheduled on xx/xx/2019 but it was put on hold as debtor had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. Currently loan is in active BK Case. No further details have been found regarding foreclosure.
The reason for default is not mentioned in available servicing comments.
The property is owner occupied and no visible damages were reported.
The comments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.

Update:
As per the comment dated xx/xx/2024, the borrower’s income was impacted by Covid-19.
As per the comment dated xx/xx/2024, the mod was approved. As per the comment dated xx/xx/2024, the modification offer was denied.
As per the comment dated xx/xx/2024, the bankruptcy was discharged.
As per the comment dated xx/xx/2021, the subject property was water damaged. As per the comment dated xx/xx/2022, the plumbing work was done but the floor was damaged. As per the comment dated xx/xx/2022, the roof of the subject property was damaged. Scattered missing shingles, decking damaged and tree limbs are resting on the rear slope. The property needs repairs. No further details found whether the repairs have been completed or not.

Foreclosure Comments:As per collection comments, the foreclosure proceedings were initiated on the loan by referring to the attorney on xx/xx/2018. The sale was scheduled on xx/xx/2019 but it was put on hold as debtor had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. Currently loan is in active BK Case. No further details have been found regarding foreclosure.
Bankruptcy Comments:The debtor ‘xx had filed Bankruptcy under chapter-13 on xx/xx/2019 with the Case# xx. According to the debtor's chapter-13 plan which was filed on xx/xx/2019, the debtor sxxmake regular ongoing xx payment in the amount of $xxx for 60 months to the trustee. This plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019 under deadline date xx/xx/2019 with secured amount is xx and arrearage is in amount of xx. Amended POC was filed on xx/xx/2019 with the secured claim of xx with an arrearage xx.	The loan was modified on xx/xx/2010 with the 4 step amortization with the new principal balance of xx. The borrower promises to pay for the initial P&I in the amount of $xxxth the new initial step interest rate of 2.00% beginning from xx/xx/2010 and the new maturity date is xx/xx/2050.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in TX State. The following disclosures are missing from the loan file.
Commitment Requirement/Anti-Tying
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2020 the subject xx was originated on xx.xx.
The chain of assignment has been completed, currently the assignment is with xx
There are no active liens and judgments found against the borrower.
Annual taxes for the year 2020 are paid in the amount of $xxxrior delinquency has been found.
According to the payment history as of dated xx/xx/2020 the borrower has been delinquent for 2 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 for the amount of $xxx). The monthly P&I is in the amount of $xxx an interest rate of 6.00%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is in active bankruptcy. According to the payment history as of dated xx/xx/2020 the borrower has been delinquent for 2 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 for the amount of $xxx). The monthly P&I is in the amount of $xxx an interest rate of 6.00%. The current UPB is reflected in tape for the amount of xx.
As per collection comments, the foreclosure proceedings were initiated on the loan by referring to attorney on xx/xx/2018. But as per comment dated xx/xx/2018, it was put on hold as debtor had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018. No further information is available regarding the foreclosure process.
The debtor (xx had filed Bankruptcy under chapter-13 on xx/xx/2018 with the Case# xx. The Schedule-D in xxx shows that the unsecured amount is xx  out of secured claim in the amount of xx and the value of collateral is xx. According to the debtor's chapter-13 plan which was filed on xx/xx/2018, the debtor sxxmake regular ongoing xx payment in the amount of $xxx60 months to the trustee & total arrearage of xx through the plan with monthly  payment of $xxxC was filed on xx/xx/2019 with the secured claim of  xx with an arrearage $xxxadline for POC filing is xx/xx/2018.
The loan has been modified since the origination.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair.
As per the latest servicing comments doc located at "xx", the comment dated xx/xx/2020 shows the borrower Gindraw's employment hours have been significantly curtailed due to the Covid-19 crisis. The borrower's electrical firm has not been able to give him the extra hours for working.

Foreclosure Comments:As per collection comments, the foreclosure proceedings were initiated on the loan by referring to attorney on xx/xx/2018. But as per comment dated xx/xx/2018, it was put on hold as debtor had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018. No further information is available regarding the foreclosure process.
Bankruptcy Comments:The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2018 with the Case# xx.
The Schedule-D in xxx shows that the unsecured amount is xx out of secured claim in the amount of xx and the value of collateral is xx. According to the debtor's chapter-13 plan which was filed on xx/xx/2018, the debtor sxxmake regular ongoing xx payment in the amount of $xxx60 months to the trustee & total arrearage of xx through the plan with monthly payment of $xxxiginal POC was filed on xx/xx/2018 and the amended POC was filed on xx/xx/2019 with the secured claim of xx with an arrearage $xxxadline for POC filing is xx/xx/2018.	The loan was modified on xx/xx/2018 with new principal balance of xx out of which amount of xx deferred amount & amount of xx is interest bearing amount. The borrower promises to pay the new P&I in the amount of $xxx the new fixed interest rate of 6.00% beginning from xx/xx/2018 to the maturity date of xx/xx/2058.

Affiliated Business Disclosure xx Insurance Notice of Servicing Transfer Right of Rescission	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "The loan is originated with FHA case. The xx Insurance Certificate is missing from the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Tax Service Fee Test: FAIL Loan Data $xxxmparison Data $xxxriance +$xxxis loan failed the tax service fee test. (HUD Mortgagee Letter 2006-04)
The loan charges a tax service fee. Mortgagors may not pay a tax service fee on mortgages endorsed for FHA-insurance."
* DTI > 60% (Lvl 2)     "As per final 1003 monthly income of the borrower is $xxxnthly expenses are $xxxTI is exceeding 60%."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per updated title report dated xx/xx/2020, the subject xx was originated on xx.00, with xx
The chain of assignment has not been completed. Currently, the assignment is with xx
There are two active HOA Liens against the subject property total in the amount of $xxxthe favor of xx
There is an active Sewer Lien against the subject property in the amount of $xxxthe favor of xx
There is an active state tax lien against the borrower xx in the amount of $xxxthe favor of xx
No prior delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower has been current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020.The UPB reflected as per the payment history tape data is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is active bankruptcy and next due date for the payment is xx/xx/2020.
According to the payment history as of xx/xx/2020, the borrower has been current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020.The UPB reflected as per the payment history tape data is in the amount of xx.
As per the servicing comments, current occupancy of the subject property is unable to be determined. No damages or repairs are found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2019.The plan was confirmed on xx/xx/2018. AS per proposed plan, the debtor sxxpay to the trustee in the amount of $xxx00 for 1 months and $xxxfor 56 months.The POC was filed on xx/xx/2018,the POC amount is xx and the arrearage amount is $xxx.The date of last filing is12/xx/2019.	The loan modification agreement was made between xx. The borrower promises to pay the new UPB in the amount of xx with the annual fixed interest rate of 3.875% and the modified P&I is in the amount of $xxx beginning from xx/xx/2019 till the maturity date xx/xx/2047.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State Indiana which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD1 along with the estimated HUD1 and Itemization are missing the loan file."	* Application Missing (Lvl 2) "Final loan application / 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Indiana, following state disclosures are missing from the loan files.
1.Hazard Insurance Disclosure
2.Federal Consumer Credit Protection Act Disclosure
3.Insurance Freedom of Choice Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the xx was originated on xx.
The chain of xx assignment is incomplete. Currently, the xx is with xx
There is a state tax lien open against the borrower in the favor of xx in the amount of $xxxch was recorded on xx/xx/2018.
Town annual tax for the year 2020 has been paid in the amount of $xxxon xx/xx/2020.
xx annual tax for the year 2020 has been paid in the amount of $xxxxx/xx/2020.
School annual tax for the year 2020-2021 is due in the amount of $xxxxx/xx/2020.
The payment history dated as of xx/xx/2020 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx03 and it was applied for the due date of xx/xx/2020. The current P&I is $xxx30 and interest rate is 7.50%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/2020 reflects the UPB in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx/xx/2020 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx03 and it was applied for the due date of xx/xx/2020. The current P&I is $xxx30 and interest rate is 7.50%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/2020 reflects the UPB in the amount of xx.
According to the xxx, xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. POC was filed not filed by creditor. POC filing deadline was xx/xx/2018. Amended chapter 13 plan was filed on 10/xx/19 which states subject creditor claim is not included in the plan. This plan was confirmed on xx/xx/2019.
No foreclosure proceedings have been found.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. POC was filed by xx, in the secured claim amount xx and arrearage in the amount of xx. Amended chapter 13 plan was filed on 10/xx/19 which states subject creditor claim is not included in the plan. This plan was confirmed on xx/xx/2019.	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final 1003_Application
Flood Certificate
Fraud Report Missing
Hazard Insurance
Initial 1003_Application
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Transmittal (1008)	3: Curable	* Application Missing (Lvl 3) "Missing Final and Initial Application."
* Assets Verification (Lvl 3)     "Missing all asset verification from origination."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed Higher-Priced xx Loan Date the Rate was set validation test, and High-Cost xx Date the Rate was set validation test due to missing the rate lock date from origination."
* Fraud Report Missing  (Lvl 3)     "Missing Fraud guard in loan file."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Missing Homeownership counselling disclosure in loan file."
* Income documentation does not meet guidelines (Lvl 3)     "Missing all income documentation from origination."
* Intent to Proceed Missing  (Lvl 3)     "Missing Intent to proceed in loan file."
* Missing credit report (Lvl 3)     "Missing credit report from origination."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "Missing DU/AUS in loan file."
* Missing Final 1003_Application (Lvl 3)     "Missing Final Loan Application in loan file."
* Missing flood cert (Lvl 3)     "Missing flood cert."
* Missing Initial 1003_Application (Lvl 3)     "Missing Initial Loan Application in loan file."
* Missing Initial Closing Disclosure (Lvl 3)     "Missing Initial Closing Disclosure in loan file."
* Missing proof of hazard insurance (Lvl 3)     "Missing proof of hazard insurance from origination."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Missing Affiliated Business disclosure."
* Transmittal (1008) is Missing (Lvl 3) "Missing 1008 from origination."	* ComplianceEase State Regulations Test Failed (Lvl 2) "Loan has an interest rate of 7.5% which does not conform to the requirements for the lenders license type in the state of PA."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete as initial CD is missing from the loan file.

								Subject is a purxxxloan and 1 year SOL has expired."		Moderate	Not Tested	Pass	No Result	Not Covered	Fail	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the Updated title report dated xx/xx/2020 reflects that the subject xx was originated on xx. in the amount of xx, which was recorded on xx. The chain of the assignment has not been completed. Currently, the xx assignment is xx, which was recorded on xx/xx/2018. However, this should be with xx There is Judgment active in the Favor of xx for the amount of $xxxch was recorded on xx/xx/2020. There is Judgment active in the Favor of xx for the amount of $xxxhich was recorded on xx/xx/2015. There is Judgment active in the Favor of xx for the amount of $xxxhich was recorded on xx/xx/2020. There is active Water/Sewer/Utilities Lien against the subject property in the total amount of $xxxch is due on xx/xx/2020 in favor of xx. Combined 1st half taxes for the year of 2019 have been paid on xx/xx/2020 in the amount of $xxxmbined 2nd half taxes for the year of 2019 have been paid on xx/xx/2020 in the amount of $xxxmbined 1st half taxes for the year of 2019 have been paid on xx/xx/2020 in the amount of $xxx Combined 2nd half taxes for the year of 2019 have been paid on xx/xx/2020 in the amount of $xxx No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/xx/2020, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx which includes P&I $xxx with the rate of interest 4.000%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the Status of loan is currently performing. As per the payment history as of xx/xx/2020, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx which includes P&I $xxx with the rate of interest 4.000%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx. No comments have been found regarding reason for default. No foreclosure activity has been found. As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable	According to the modification agreement, the loan was modified on xx/xx/2013, between the borrower xx, The new modified principal balance as per modification is in the amount of xx with interest rate starting at 4.000% and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2013. The maturity date as per modification is xx/xx/2049. This loan was modified once. The Interest bearing amount is xx and Lender has agreed to forgive the principal amount of xx which exceeds the 2% of the UPB amount xx.	Missing Required State Disclosures	3: Curable		* Lost Note Affidavit (Lvl 3) "Lost note affidavit dated xx/xx/2017 was found in loan file located at “xx”. However, original note was misplaced, lost or destroyed. Hence, copy of the original note is located at “xx	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Ohio State. The following required state disclosures are missing from the loan file. 1.Equal Credit Availability Notice 2.Insurance Tying Disclosure 3.Non-Deposit Insurance Disclosure"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2020, the subject xx was originated on xx.00, with xx
The chain assignment has been completed. Currently, the assignment is xx
There is an active Civil Judgment against the borrower xx in the amount of $xxxch was recorded on xx/xx/2012.
1st installment Combined tax for the year of 2019 has been paid in the amount $xxx
2nd installment Combined tax for the year of 2019 has been due in the amount $xxx
No prior delinquent taxes have been found.
According to the payment history, the borrower has been current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020.The UPB reflected as per the payment history tape data is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is performing and next due date for the payment is xx/xx/2020.
According to the payment history, the borrower has been current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020.The UPB reflected as per the payment history tape data is in the amount of xx.
As per the servicing comments, current occupancy of the subject property is unable to be determined. No damages or repairs are found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was done between xx. The borrower promises to pay the new UPB in the amount of xx with interest rate starting at 8.500% and the modified P&I is in the amount of $xxx beginning from xx/xx/2017 till the maturity date xx/xx/2047.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "The property is located in state of Indiana that has unlimited assignee liability for high cost loans and HUD-1 is missing from loan files."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD-1 along with estimated HUD and Itemization are missing from loan files."	* Application Missing (Lvl 2) "Final Loan Application is missing from loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan files."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from loan files."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Indiana. The following required State Disclosure is missing in the loan file.
1. Hazard Insurance Disclosure
2. Federal Consumer Credit Protection Act Disclosure
3. Insurance Freedom of Choice Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.” for the amount of xx which was recorded on xx/xx/2012.
The chain of assignment has been completed. Currently, the assignment is from xx
There is one senior xx against the subject property in the favor of xx for the amount of xx which was recorded on xx/xx/1987.
No, any active liens and judgments have been found.
Combined annual taxes for the year of 2019 shows the as “Exempt”.
According to the payment history as of xx/xx/2020, the borrower is making the regular payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with an interest rate of 8.640%. The new UPB is does not reflects in the available payment history. As per the tape data as of xx/xx/2020, the new UPB is reflected in the amount of xx.	Collections Comments:The loan present status is performing.
According to the payment history as of xx/xx/2020, the borrower is making the regular payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with an interest rate of 8.640%. The new UPB is does not reflects in the available payment history. As per the tape data as of xx/xx/2020, the new UPB is reflected in the amount of xx.
The loan modification agreement was made between xx with the new modified unpaid principal balance is xx. The borrower has promised to pay for the amount of $xxx with an interest rate of 8.640% beginning on xx/xx/2018 till new maturity date of xx/xx/2027.
The borrower xx had filed on xx/xx/2014. The debtor was discharged on xx/xx/2014 and the case was terminated on xx/xx/2014.
The foreclosure activity has not been found.
The subject property occupancy is unable to be determined. No, any damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed on xx/xx/2014. The debtor was discharged on xx/xx/2014 and the case was terminated on xx/xx/2014.	The loan modification agreement was made between xx with the new modified unpaid principal balance is xx. The borrower has promised to pay for the amount of $xxx with an interest rate of 8.640% beginning on xx/xx/2018 till new maturity date of xx/xx/2027.	Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "HOEPA Higher-Priced xx Loan Test: Loan data: 10.180%, Comparison data: 4.920%, Variance: +5.260%
This loan failed the HOEPA higher-priced xx loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced xx loan, as defined in
Regulation Z.
While the HOEPA higher-priced xx loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higherpriced
xx loans even if the additional conditions are met.
This loan failed the RESPA "Our Origination Charge" (801) validation test.
The loan provides a value of $xxx08 for "Our Origination Charge." However, the sum of all component fees, $xxx, does not equal the value entered for "Our Origination Charge." There is a difference of $xxx.
If any "Our Origination Charge" component fees are provided to ComplianceAnalyzer, then all component fees that contribute to the total "Our Origination Charge" should be provided and their sum must reflect the total "Our Origination Charge." This is necessary in order to correctly calculate the loan's finance charge and APR.

This loan failed the RESPA "Initial Deposit for Your Escrow Account" (1001) validation test.
The loan provides a value of $xxx for "Initial Deposit for Your Escrow Account." However, the sum of all component fees,
$xxxis less than the value entered for "Initial Deposit For Your Escrow Account." There is a difference of $xxx.
Because ComplianceAnalyzer does not accept a value for aggregate adjustment, an amount which is always negative or zero, the amount in "Initial Deposit for Your Escrow Account" should be greater than or equal to the sum of any "Initial Deposit for Your
Escrow Account" component fees.
This loan failed the RESPA "Title Services and Lender's Title Insurance" (1101) validation test.
The loan provides a value of $xxxor "Title Services and Lender's Title Insurance." However, the sum of all component fees,
$xxx, does not equal the value entered for "Title Services and Lender's Title Insurance." There is a difference of $xxxf any "Title Services and Lender's Title Insurance" component fees are provided to ComplianceAnalyzer, then all component fees that contribute to the total "Title Services and Lender's Title Insurance" should be provided and their sum must reflect the total "Title Services and Lender's Title Insurance." This is necessary in order to correctly calculate the loan's finance charge and
APR."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the RESPA "Our Origination Charge" (801) validation test.
This loan failed the HOEPA higher-priced xx loan test.
This loan failed the RESPA "Initial Deposit for Your Escrow Account" (1001) validation test.
This loan failed the RESPA "Title Services and Lender's Title Insurance" (1101) validation test."
* Missing Appraisal (Lvl 2)     "Appraisal is missing form loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Fair Market Value of Homestead Property Acknowledgment
5. Choice of Insurance Notice
6. Collateral Protection Insurance Disclosure
7. Non-Deposit Investment Product Disclosure Are there any promotional materials?
								8. Insurance Solicitation/Post Commitment Requirement"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, in favor of xx
The chain of assignment has been completed. The assignments are with xx
There is judgment against the borrower recorded on xx/xx/2011 which is in the favor of xx
The combined annual, school and utility taxes of 2019 have been paid in the amount of $xxx.39. No prior year delinquent taxes have been found.
The Payment History dated as of xx/xx/2019 shows that loan is in performing state and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx08 which was applied for the due date of xx/xx/2020. The unpaid principal balance is not reflected in the recent payment history. However, tape data shows current UPB in the amount of xx. The current P&I is $xxx08 and interest rate is 5.125%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx08 which was applied for the due date of xx/xx/2020.
The loan has been modified once since origination.
No evidence of foreclosure was found. The borrower did not file bankruptcy. The subject property is owner occupied. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrower xx with a new principal balance of xx with fixed rate of 5.125%. The borrower promised to pay monthly P&I payment in the amount of $xxx08 beginning on xx/xx/2011 till the maturity date of xx/xx/2051. This modification does not contain balloon provision.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD along with an estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final loan Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx for the amount of xx which was recorded on xx/xx/2017.
The chain of assignment has not been completed. The last assignment is with xx which was recorded on xx/xx/2020. The last assignment is missing to xx
No active judgments or liens have been found against the subject property/the borrower.
Combined annual taxes for the year of 2019 have been paid in the amount of $xxx prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2020, the loan is performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx02 (PITI) which was applied for the due date of xx/xx/2020. UPB has not been mentioned in the latest payment history. UPB as per the tape data is reflected in the amount of xx. The current interest rate is 4.000% and P&I is $xxx80.	Collections Comments:The loan is performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx02 (PITI) which was applied for the due date of xx/xx/2020. UPB has not been mentioned in the latest payment history. UPB as per the tape data is reflected in the amount of xx. The current interest rate is 4.000% and P&I is $xxx80. Current occupancy of the subject property is unable to be determined from the collection comment. No comment pertaining damage to the subject property has been observed. No latest xxx Report is available in the loan file.
Borrower has been working at "xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required State Disclosures	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed Consummation or Reimbursement Date Validation Tes and Reimbursement Amount Validation Test."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as xx. Calculated Finance Charge xx for an under disclosed amount of -124.96. Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing from the loan documents.

SOL of 3 years has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "The loan failed Charges that in total cannot Increase more than 10% test due to addition of fee in Initial CD dated xx/xx/2017. Revised LE dated xx/xx/2017 does not reflect Document Preparation Fee. However, Initial CD dated xx/xx/2017 reflects at $xxx. Valid COC for the addition of fee is missing from the loan documents. Comparable fee amount for Charges that cannot increase more than 10% in Initial Loan Estimate is $xxx00 and on Final Closing Disclosure Fee amount is $xxx00 Exceeds by $xxxject is a refinance loan and 3 years SOL has expired."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in California state. Following state disclosures are missing from the loan file:
Impound Account Disclosure
Cosigner Notice
Private xx Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
								Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Updated title report dated xx/xx/2020 shows that, subject xx with xx. Chain of assignment has been completed and the last assignment was done from xx which was recorded on xx/xx/2019. No junior/senior xx has found. Any active judgment or lien has not found. Annual xx taxes for the year 2019 have been paid in the amount $xxxnual tax amount is $xxx delinquent taxes have been found. Current ownership of the subject property is vesting in the name xx	According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 1 month. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx. Borrower is making payment as per Notice of xx payment change (BK).	Collections Comments:As per servicing comments, the loan is currently in bankruptcy. According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 1 month. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx. As per comments dated xx/xx/2018, reason for default is excessive obligation. As per comments dated xx/xx/2018, subject property is owner occupied.
Update:
As per the comment dated xx/xx/2023, the chapter 13 bankruptcy was filed with the case# xx. The bankruptcy was dismissed on xx/xx/2023. AS per the comment dated xx/xx/2024, the borrower filed chapter 13 bankruptcy with the case#xx. The chapter 13 plan was confirmed on xx/xx/2024.
As per the comment dated xx/xx/2023, the borrower’s income was impacted by Covid-19.
As per the comment dated xx/xx/2023, the loan was modified on xx/xx/2012.
As per the comment dated xx/xx/2024, the subject property is occupied.
As per the comment dated xx/xx/2024, the foreclosure was initiated and the complaint was filed on xx/xx/2024. The sale was scheduled for xx/xx/2024. As per the comment dated xx/xx/2024, the foreclosure was placed on hold due to bankruptcy.
As per the comment dated xx/xx/2024, the subject property is occupied.

Foreclosure Comments:Foreclosure has been referred to attorney on xx/xx/2018, and the sale date was scheduled for xx/xx/2018 with the max bid amount of xx. FC was on hold due to borrower filed chapter 13 bankruptcy on xx/xx/2018 with the case # xx and the plan was confirmed on xx/xx/2019.
Bankruptcy Comments:According to the xxx, the borrowers xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is xx. The debtor sxxpay the trustee $xxx00 per month for 60 months under chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is $xxxe is no comment indicating a cram down.	Not Applicable	Affiliated Business Disclosure Final Truth in Lending Discl. Initial Escrow Acct Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* Lost Note Affidavit (Lvl 3) "As per lost note affidavit located at " xx” shows original note has been lost or damaged. However, there is a copy of note available in loan file under doc locator "xx	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing in the loan file"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of South Carolina. The following required State Disclosures are missing in the loan file. 1. Agent Preference Disclosure 2. Casualty Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The service transfer disclosure is missing in the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business disclosure is missing in the loan file."										Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx originated on xx.00 has been active on the title. The xx was recorded on xx/xx/2003 under xx Currently, the assignment of xx is with xx. Following liens or judgments are active on the title. 1. There is an IRS lien active against borrower,xx. 2. There is a civil judgment against borrower, xx for the amount of $xxxch was recorded on xx/xx/2012 with xx. 3. There is a xx in the amount of $xxxch was recorded on xx/xx/2019. Property Tax Status: The 3rd and 4th installment of 2020 Town taxes are due on xx/xx/2020 and xx/xx/2020 each in the amount of $xxx $xxxpectively. No prior years delinquent taxes have been found.	As per payment history review, latest 24 months payment history not completed. As per payment history, is available from xx/xx/2018 to xx/xx/2020. Currently, the borrower has been delinquent from 2 months. As per payment history, Currently P&I is $xxx with stated 4.000% interest rate and PI&TI is $xxx. Currently the UPB is xx.	Collections Comments:As per payment history as of xx/xx/2020, the borrower is delinquent for 1 month and is next due for xx/xx/2020. Collection comments as of xx/xx/2020 states that borrower is affected by COVID 19 and rexxed for assistance. The borrower has been offered COVID 19 deferral program in which the payment due for the month of April and May 2020 has been deferred. The next payment will due on xx/xx/2020.

Update:
As per the comment dated xx/xx/2023, the borrower’s income was impacted by Covid-19. The covid-19 deferral plan was approved for 2 months.
As per the comment dated xx/xx/2024, the chapter 13 bankruptcy was discharged.

Foreclosure Comments:According to title report dated xx/xx/2020, the foreclosure action was initiated and the compliant was filed on xx/xx/2019 under case#F-xx. No further action was found. Later, the borrower filed the bankruptcy on xx/xx/2019 under case#xx,
Bankruptcy Comments:As per review of xxx, borrower filed bankruptcy on xx/xx/2019 under chapter 13 case #xx. Borrower filed POC on xx/xx/2019 and POC claim amount is xx with xx arrearage. Borrower not filed motion for relief file. This bankruptcy plan was confirmed on xx/xx/2019. As per xxx file scheduled D shows the amount of claim is xx and value of collateral is xx and $xxxs unsecured portion.	The loan modification agreement was done between xx. As per modification, unpaid principal balance is xx to be paid with interest at the rate of 4.000% by making P&I in the amount of $xxx beginning xx/xx/2013 till new maturity date xx/xx/2053.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE risk indicator "Moderate" due to failure of State Regulations Restricted Fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "State Regulations Restricted Fees Test: Fail

Prohibited Fees Test: FAIL Loan Data:$xxx00 Comparison Data:$xxxariance:+$xxx00.
Prohibited Fees Test Inclusion
GMAC Fee $xxx* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Recession document is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020 the subject xx was originated on xx.00 which was recorded on xx/xx/2033 with xx

The Chain of Assignments has not been completed. Currently, the assignment of xx is with xxTrust, Its successor and assigns which was recorded on xx/xx/2019. However, the chain of assignment should be done with xx

There is junior xx originated against the subject property. The xx was originated on xx.00 which was recorded on xx/xx/2007.

There is a civil judgment against the borrower xx. The lien is in the favor of xx. in the amount of xx which was recorded on xx/xx/2018.

The combined 1st installment taxes for the year 2019/2020 have been paid in the amount of $xxxxx/xx/2020 and 2nd installment taxes for the year 2019/2020 have been paid in the amount of $xxxxx/xx/2020. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the current status of the loan is performing. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx27 and PITI is in the amount of $xxx25. As per the seller’s tape data, the UPB reflected is in the amount of xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2020, the current status of the loan is performing. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is $xxx27 and PITI is $xxx25. As per the seller’s tape data, the UPB reflected is in the amount of xx. The borrower is making payments as per the modification agreement. The collection comment dated xx/xx/2020 states the borrower completed TPP. The loan modification agreement was made between xx. The reason for default is unable to be determined from the latest collection comments. The collection comment dated xx/xx/2020 states the subject property is occupied by the owner. There are no comments found related to the subject property condition. There are no comments found related to the borrower’s income impacted by COVID-19.
Foreclosure Comments:As per the review of updated title report, the foreclosure was initiated. The file was referred to the attorney is unable to be determined. The lis pendens was filed on xx/xx/2018 with xx in the favor of xx which was recorded on xx/xx/2018. The same case# again filed on xx/xx/2019 and was recorded on xx/xx/2019. However, the foreclosure actions on hold due to the loan modification was done on xx/xx/2020 with xx
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-7 with case#xx on xx/xx/2018. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; Therefore, there is no unsecured portion. The motion for relief from stay has been filed on xx/xx/2019 and the order granted on xx/xx/2019. The case was discharged on xx/xx/2019 and terminated on 04/xx/202019. The last filing date is xx/xx/2019.	The loan modification agreement was made between xx. As per modification, the unpaid principal balance is xx. The borrower promises to pay P&I of $xxx27 with an interest rate of 5.750% beginning on xx/xx/2020. The maturity date will be xx/xx/2050. The loan was modified once since origination.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk Indicator is Moderate as the loan is failing for TILA Foreclosure Rescission Finance Charge Test : FAIL

Loan Data : xx      Comparison Data : xx    Variance : -$xxx
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL

Loan Data : xx      Comparison Data : xx    Variance : -$xxx
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing from the loan file. 1. NY Consumer Credit Disclosure or Fair Credit Reporting Notice 2. NY Interest Rate Disclosure 3. NY Hazard Insurance  Disclosure 4. Tax Escrow Account Designation 5. xx Bankers and Exempt Organizations Preapplication 6. Part 80 Disclosure 7. Alternative xx Transaction Disclosures 8. Co-Signer Notice Requirements 9. Default Warning Notice 10. Smoke Alarm Affidavit 11. xx Real Property Escrow Account Disclosure 12. Subprime Home Loan Counseling Disclosure 13. Subprime Home Loan Tax and Insurance Payment Disclosure 14. Subprime Home Loan Disclosure 15. Commitment Disclosure 16. Lock-in Disclosure 17. Expiration of Lock-in or Commitment Period"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable

As per review of latest updated title report dated xx/xx/2020 the subject xx was originated on xx.xx in favor of xx
 The chain of assignment has been completed as the xx is currently with ‘xx
There is one junior xx which was recorded on xx/xx/2004 under xx
There is civil judgment against the borrower in amount of $xxx was recorded on in the favor ‘xx
The combined taxes for 2020 are due in amount of $xxxUtilities charges for 2020 have been delinquent in amount of $xxxue xx/xx/2020.
As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx interest rate of 4.00% and P&I $xxxthe due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history reflects current UPB in the amount of xx and deferred balance is xx.	Collections Comments:Comments:
xx
As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx interest rate of 4.00% and P&I $xxxthe due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history reflects current UPB in the amount of xx and deferred balance is xx.
The debtor ‘xx’ had filed Bankruptcy under chapter-13 on xx/xx/2018 with the Case# xx. According to the debtor's chapter-13 plan which was filed on xx/xx/2019, the debtor sxxmake regular ongoing xx payment in the amount of $xxx60 months & arrears of $xxx $xxxmonth for 60 months. Schedule D of xxx dated xx/xx/2018 shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is xx. The POC was filed on xx/xx/2018 with the secured claim of xx with an arrearage $xxxtly loan is in active BK case.
No comments have been found regarding foreclosure proceedings.
The comment dated xx/xx/2018 shows that reason for default is loss of job.
The property is owner occupied and no visible damages were reported.
The comments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor ‘xx’ had filed Bankruptcy under chapter-13 on xx/xx/2018 with the Case# xx. According to the debtor's chapter-13 plan which was filed on xx/xx/2019, the debtor sxxmake regular ongoing xx payment in the amount of $xxx60 months & arrears of $xxx $xxxmonth for 60 months. Schedule D of xxx dated xx/xx/2018 shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is xx. The POC was filed on xx/xx/2018 with the secured claim of xx with an arrearage $xxxtly loan is in active BK case.
The loan was modified on xx/xx/2013 with new principal balance of xx out of which amount of xx deferred amount & amount of xx is interest bearing amount. The borrower promises to pay the new P&I in the amount of $xxx the new fixed interest rate of 4.00% beginning from xx/xx/2013 to the maturity date of xx/xx/2053.
Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MI State. The required disclosure 'Choice of Insurance Agent' is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx, in favor of xx
The chain of assignment has been completed. The assignments are with xx
There is junior xx on the subject property dated xx/xx/2005 and recorded on xx/xx/2005 in the amount of $xxxh is in the favor of Ohio xx.
There is a civil judgment against the borrower recorded on xx/xx/2012 in the amount of $xxx is in the favor of xx
There is (HOA/COA) claim of lien against the subject property, recorded on xx/xx/2015 in the amount of $xxxh is in the favor of xx
There is final judgment from HOA against the subject property; recorded on xx/xx/2015 in the amount of $xxx is in the favor of xx
There is an order of HOA lien against the subject property; recorded on xx/xx/2016 in the amount of $xxxh is in the favor of xx. However, the subject property is located in Florida which is super lien state so the subject property may get foreclosed due to these HOA liens and this can be avoided paying off the lien amount with the additional charges if any.
The annual xx taxes of 2019 have been paid in the amount of $xxxrior year delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is current with the loan payments. The last payment received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in bankruptcy. According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.
The reason for default is decreased income. The subject property has been occupied by the owner. No comments have been found for damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is xx. The schedule D of xxx does not shows any unsecured portion. The amended chapter 13 plan was confirmed on xx/xx/2019. The debtor sxxpay to the trustee $xxx1 to 7 months and $xxx8 to 60 months.	According to the modification, the loan was modified on xx/xx/2016 in between the borrower xx. The new modified principal balance per modification is in the amount of xx with interest rate starting at 2.000 % whivh will step up in 3 steps up to 3.625% and borrower promises to pay P&I in the amount of $xxxnning on xx/xx/2016. The maturity date reflects per modification is xx/xx/2056. The deferred balance is in the amount of xx and interest bearing amount is xx. No forgiven has been provided.	Affiliated Business Disclosure	3: Curable	* Lost Note Affidavit (Lvl 3) "Lost note affidavit dated xx/xx/2012 has found in the loan file located at “xx” , which shows original note was misplaced, lost or destroyed. The duplicate copy / attested copy of note are also available in the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test: Result: FAIL Loan Data: xx Comparison Data: xx Variance: -$xxx loan failed the TILA finance charge test.

TILA APR Test: Result: FAIL Loan Data: 5.479% Comparison Data: 5.657% Variance: -0.178%
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: Result: FAIL Loan Data: xx Comparison Data: xx Variance: -$xxxA APR Test: Result: FAIL Loan Data: 5.479% Comparison Data: 5.657% Variance: -0.178%"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.P." for the amount of xx which was recorded on xx/xx/2005. The chain of assignment has been completed. Currently, the assignment is from xx which was recorded on xx/xx/2019. There are two state tax liens against the borrower with the xx the total amount of xx which was recorded on xx/xx/2011 and xx/xx/2001. However; the state tax lien recorded on xx/xx/2001 which is prior to the loan origination. There are 7 civil judgments against the borrower with the favor of xx for the total amount of xx which was recorded on different dates. There is civil judgment against the borrower with the favor of xx for the amount of $xxxch was recorded on xx/xx/2009. There is credit card judgment against the borrower with the favor ofxx for the amount of xx recorded on xx/xx/2009. First and second installments of Town taxes for the year of 2021 have been due in the amount of $xxxxx/xx/2021 and $xxxxx/xx/2021. Third and Fourth installments of Town taxes for the year of 2020 have been due in the amount of $xxxxx/xx/2020 and $xxxxx/xx/2020. No prior year delinquent taxes have been found.	According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 1 month and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx55 which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx55 and interest rate is 5.00%.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx55 which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx55 and interest rate is 5.00%. The loan was modified. As per the notice of Lis Pendens located on “xx”, the foreclosure was initiated in 2018 and the complaint was filed on xx/xx/2018. As per the comment dated xx/xx/2020, the sale date was scheduled on xx/xx/2020 and the sale date has been cancelled. However, the foreclosure was put on hold due to borrower has filed bankruptcy on xx/xx/2019. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The POC was filed by creditor xx on xx/xx/2019 for the secured claim amount is xx and arrearage amount is xx. However, the POC Deadline dated xx/xx/2019. The chapter 13 plan was filed on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The debtor was promised to pay for trustee in the amount of $xxx monthly for 60 months. The notice of xx payment change was filed on xx/xx/2020. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxchapter 13 annual reports dated xx/xx/2020; the xx arrearage has been paid in the amount of $xxx10. The subject property and the reason for default are unable to be determined. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Foreclosure Comments:As per the notice of Lis Pendens located on xx the foreclosure was initiated in 2018 and the complaint was filed on xx/xx/2018.  As per the comment dated xx/xx/2020, the sale date was scheduled on xx/xx/2020 and the sale date has been cancelled. However, the foreclosure was put on hold due to borrower has filed bankruptcy on xx/xx/2019.
Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The POC was filed by creditor xx on xx/xx/2019 for the secured claim amount is xx and arrearage amount is xx. However, the POC Deadline dated xx/xx/2019. The chapter 13 plan was filed on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The debtor was promised to pay for trustee in the amount of $xxx monthly for 60 months. The notice of xx payment change was filed on xx/xx/2020. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxchapter 13 annual reports dated xx/xx/2020; the xx arrearage has been paid in the amount of $xxx10.	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2011 between the borrower "xx. As per the modified terms, the new principal balance is xx. The borrower has promised to pay the in the amount of $xxx55 with the interest rate of 5.000% beginning on xx/xx/2012 till maturity date of xx/xx/2051.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a xx broker sxxhave the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee.

Prohibited Fees Test: FAIL The Loan data is $xxx, the comparison data is $xxxnd the variance is +$xxx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
1. NJ Application Disclosure
2. Delivery Fee Authorization
3. NJ Attorney Disclosure
4. Unacceptability of Insurance Notice
5. Attorney Disclosure II
6. Tax Bill Information
7. Private Well Testing
8. Lock-In Agreement
9. Commitment Disclosures
10. Choice of Insurer Disclosure
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx. which was recorded on xx/xx/2007.

The chain of the assignment has not been completed. The current assignment is xx which was recorded on xx/xx/2019. The latest assignment should be with xx

There is a civil judgment active in the favor of xx xx Issuer of the xx card in the amount of $xxxch was recorded on xx/xx/2013.

xx annual taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2020.	According to the payment history as of xx/xx/2020, the last payment was received on xx/xx/2020 the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020.The P&I is in the amount of $xxx and PITI is in the amount of $xxx84.The UPB reflected as per the payment history is in the amount of $xxx	Collections Comments:The loan is in bankruptcy. According to the payment history as of xx/xx/2020, the last payment was received on xx/xx/2020 the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020.The P&I is in the amount of $xxx and PITI is in the amount of $xxx84.The UPB reflected as per the payment history is in the amount of $xxxhe reason for default is unable to determine.
The property is owner occupied and in good condition. No information has been found related damage or repairs.

Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2018 and the complaint was filed on xx/xx/2018. However, the foreclosure was put on hold due to bankruptcy was filed on xx/xx/2019.No further information has been found related to foreclosure.
Bankruptcy Comments:According to the xxx, the borrower xx filed bankruptcy under chapter- 13 with the case# xx on 0xx/xx/2019 .The last date of filing date is xx/xx/2020 and the plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019 the POC amount is xx and the arrearage amount is xx. The debtor sxxpay to the trustee $xxx for 60 months.	The Modification agreement was made between the borrower, "xx" on xx/xx/2010. The new modified principal balance is xx. The new P&I is $xxx and interest rate of 2.000%. The first modified payment begun on xx/xx/2010 and xx/xx/2050 will be the new maturity. The modification further taken 5 steps.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Seller Paid Points and Fees Exception Test: Result:FAIL.

Loan Origination Fee $xxx
xx Broker Fee (Direct) $xxx
Lender Loan Charge $xxx
Title Courier Fee $xxxLoan Origination Fee $xxx
xx Broker Fee (Direct) $xxx
Lender Loan Charge $xxxSettlement / Closing / Escrow Fee $xxx
Title Courier Fee $xxx
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required State Disclosures (Lvl 2)     "Subject property is located at LA State. However following state disclosures are missing from the loan file.
• Authorization Fees, Charges and Expenses for Federally Related xx Loans
• Anti-Tying Disclosure
• Financial Institution Choice of Insurance Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.
The chain of the assignment has not been completed. Currently, the xx is with xx which was recorded on xx/xx/2019. However, the assignment is missing to xx
There are 4 state tax liens in the favor of xx for the total amount of $xxx32 which was recorded on xx/xx/2020.
The annual combined taxes of 2019 have been paid in the amount of $xxx delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 1 month and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB reflected is in the amount of xx till the due date of xx/xx/2020.	Collections Comments:The review of the collection comment shows that the loan is in bankruptcy and the next due date for the payment is xx/xx/2020. The borrower had filed the bankruptcy under chapter 13 on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019 with the secured claim amount of xx and the amount of arrearage is $xxx57. The schedule-D in xxx shows that xx as unsecured portion out of claim amount of xx and the property value is xx. No comment indicating a cram down has been found. As per the chapter 13 plan filed on xx/xx/2019, the debtor sxxpay $xxxer month for 60 months. The date of the last filing the bankruptcy was xx/xx/2020. The review of payment history shows that the borrower has been delinquent for 2 months and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB reflected is in the amount of xx till the due date of xx/xx/2020. The foreclosure was initiated and the complaint was filed on xx/xx/2016. The judgment was entered on xx/xx/2018. According to the comment dated xx/xx/2018, sale date is set for xx/xx/2019. The borrower had filed the bankruptcy under chapter 13 on xx/xx/2019 and the plan was confirmed on xx/xx/2019. However, the foreclosure was placed on hold. The loan has been modified on xx/xx/2015 between xx. The loan has been modified twice since origination. No damage and repairs have been found.
Foreclosure Comments:The foreclosure was initiated and the complaint was filed on xx/xx/2016. The judgment was entered on xx/xx/2018. According to the comment dated xx/xx/2018, sale date is set for xx/xx/2019. The borrower had filed the bankruptcy under chapter 13 on xx/xx/2019 and the plan was confirmed on xx/xx/2019. However, the foreclosure was placed on hold.
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter 13 on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019 with the secured claim amount of xx and the amount of arrearage is $xxx57. The schedule-D in xxx shows that xx as unsecured portion out of claim amount of xx and the property value is xx. No comment indicating a cram down has been found. As per the chapter 13 plan filed on xx/xx/2019, the debtor sxxpay $xxxer month for 60 months. The date of the last filing the bankruptcy was xx/xx/2020.	The loan has been modified on xx/xx/2015 between xx. The new principal balance amount is xx be paid at 4.375% and P&I of $xxx from xx/xx/2015 to xx/xx/2055. There is no provision for the balloon payment and it does not have modification steps. The loan has been modified twice since origination.	Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test: - On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of South Carolina. The following state disclosures are missing from the loan file.
1.Agent Preference Disclosure
2.Casualty Insurance Disclosure
3.Manufactured Home Loan  Disclosures"
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The servicing transfer disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx originated on xx.00 and recorded on xx/xx/2007 has been active on the title.
Chain of assignment is complete. Currently, the xx is assigned to xx
There is a junior xx active against subject property in the amount of xx originated on xx.

There are two state tax liens active against borrower, xx each in the amount of $xxx $xxxthe favor of xx	Review of updated payment history as of xx/xx/2020, the borrower is delinquent with the loan for 1 month and the next due for regular payment is xx/xx/2020. The last regular payment (P&I) has been received on 0xx/xx/2020 in the amount of $xxx35 for the due date of xx/xx/2020. The UPB per tape data is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per review of payment history as of xx/xx/2020, the borrower is current with the loan and the next due date is xx/xx/2020.

The borrower filed the bankruptcy on xx/xx/2018 under chapter 13, case#xx.
The loan was modified on xx/xx/2017 with new principal balance of xx and interest at the fixed rate of 5.875%.

The foreclosure proceedings were initiated on the loan by filing the complaint of foreclosure on xx/xx/2017 under case#xx. Currently, the foreclosure action is on hold due to bankruptcy.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by filing the complaint of foreclosure on xx/xx/2017 and judgment was entered on xx/xx/2017. The foreclosure sale was scheduled for xx/xx/2018. However, the sale was put on hold due to Bankruptcy which was filed on xx/xx/2018 under chapter-13 with the case#xx. The sheriff's sale was later postponed several times till xx/xx/2019. No more information was found.
Bankruptcy Comments:The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2018 under Case#xx. The POC was filed on xx/xx/2018 for the secured claim in the amount of xx, arrearage amount of xx. As per the chapter 13 plan, the debtor will pay xx installment $xxxnthly for the subject claim and arrearage to be cured in the amount of xx. The amended plan filed xx/xx/2019 was confirmed on xx/xx/2019.	The loan was modified on xx/xx/2017 with new principal balance of xx. The borrower promises to pay the new modified P&I of $xxx35 with the new fixed interest rate of 5.875% beginning from xx/xx/2017 to the new maturity date of xx/xx/2057.	Affiliated Business Disclosure Initial Escrow Acct Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is "Moderate" due to failure of TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL        Loan data: xx     Comparison Data: xx    Variance:-$xxxThis loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan files."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with xx. which was recorded on xx/xx/2007 with xx

The chain of assignment is not completed as the subject xx is currently assigned to “xx
Active junior or senior judgments/liens/mortgages:

1) There is a junior xx open against the subject property in favor of xx in the amount of $xxxch was recorded on xx/xx/2017.

2) There are 3 state tax liens available in the updated report against the borrower. First one recorded on xx/xx/2005 in the favor of xx, however; the amount has not been mentioned, second one recorded on xx/xx/2016 in the favor of xx in the amount of $xxxird one recorded on xx/xx/2017 in the favor of xx in the amount of $xxx shows this state tax lien was attached to the real and personal property which includes interest at the rate of 10% per annum and all costs.

Combined annual taxes for the year 2019 have been paid in full in the amount of $xxxxx/xx/2020.

No prior taxes have been delinquent.
As per the review of payment history dated as of xx/xx/2020, the borrower is delinquent with the loan for 5 months. The next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with the interest rate 5.125 % which was applied for due date xx/xx/2019. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveals that the loan is in active bankruptcy.
As per the review of payment history dated as of xx/xx/2020, the borrower is delinquent with the loan for 5 months. The next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with the interest rate 5.125 % which was applied for due date xx/xx/2019. The current unpaid principal balance is in the amount of xx.
No foreclosure proceedings have been found.
The current bankruptcy status is plan confirmed.
According to collection comment dated xx/xx/2018, the subject property is owner occupied.
No damages have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx records the debtors “xx” had filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2018 with the secured claim amount of xx and the arrearage amount of $xxx86. The schedule D of the xxx shows the secured claim in the amount of xx with the supporting value of collateral is xx, so there is no unsecured amount. The chapter 13 plan dated xx/xx/2019 confirmed on xx/xx/2019. According to this the debtor supposed to pay to the trustee monthly installments of amount $xxx00 for 48 months. Currently, the debtor is in active bankruptcy.	The loan was modified between the borrower “xx” on effective date of xx/xx/2013 with the new modified principal balance of xx. According the modification agreement the borrower promises to pay P&I $xxx with the interest rate of 5.125 % with fixed amortized type and it was beginning from first payment date on xx/xx/2013 and ends with the maturity date of xx/xx/2048.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State xx which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx.xxhe chain of the assignment has not been completed. The latest assignment is with xx
There is a credit card judgment in the favor of xx in the amount of $xxx was recorded on xx/xx/2015.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in bankruptcy and The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected is in the amount of xx.
The loan modification agreement was made between (borrower) xx. on xx/xx/2016.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case # xx on xx/xx/2019 and the plan was confirmed on xx/xx/2020. As per the chapter 13 plan, the debtor sxxpay to the trustee the sum of $xxxmonth for 36 months. The POC was filed on xx/xx/2019 with the secured claim amount of xx and the amount of arrearage is xx. The date of the last filing is xx/xx/2020.	This loan modification agreement was made between (borrower)xx.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 4.00% and new P&I is in the amount of $xxxnning from xx/xx/2016. The maturity is xx/xx/2056. The interest bearing amount is xx and deferred balance in the amount of xx. There is no provision for the balloon payment.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx.

The chain of the assignment has not been completed. The current assignment is xx

There is a HOA lien active in the favor of xx in the amount of $xxxorded on xx/xx/2016.

xx annual taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019.

No prior year taxes have been found delinquent.
According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 2 months. The last payment received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 2 months. The last payment received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined. The subject property has been occupied by the owner. No comments have been found for damages or repairs. No information has been found for covid19.

Foreclosure Comments:Foreclosure was initiated in the loan file. Document located at "xx" shows file refer to attorney on xx/xx/2017. Document located at “xx against the borrower on xx/xx/2016, which was recorded on xx/xx/2016. xx shows second Lis-Pendens was filed against the borrower with the instrument # xx on xx/xx/2018, which was recorded on xx/xx/2018. Document located at xx shows file refer to attorney on xx/xx/2018 and now foreclosure placed on hold due to active bankruptcy. No further evidences found regarding foreclosure.
Bankruptcy Comments:According to PAER, the debtor “xx” had filed bankruptcy under chapter-13 with the Case number xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The Proof of Claim was filled by the xx on xx/xx/2019 with the claim amount of xxand arrears is in the amount of xx. xxx filed on xx/xx/2019. The debtor sxxpay to the trustee $xxxr 1 to 4 months and $xxxom 5 to 60 months.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "The borrower total income is $xxxd total monthly expenses amount is $xxxence the DTI is greater than 60%."
* Higher Price xx Loan (Lvl 2)     "The loan is failing HOEPA Higher-Priced xx Loan Test.
Charged APR is 5.114% and allowed is 4.980% and it is over by +0.134%.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced xx loan, as defined in Regulation Z. While the HOEPA higher-priced xx loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher priced xx loans even if the additional conditions are met.

This loan failed the HOEPA higher-priced xx loan required escrow account test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Disclosure is mising from loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "The LTV/CLTV of the Loan Exceeded 100 % as the appraised value of the subject property is xx lower tahn the original loan amount of xx."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from loan file."		Critical	Fail	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.xxn the amount of xx which was recorded on xx/xx/2006 with the xx
The chain of assignment has been completed. The loan is currently assignment is with xx
There are four claims for gas services (Water/Sewer/Utilities) liens against the subject property xx for the total amount of $xxx were recorded in different dates.
As per the updated title in the notes states that the water liens- to follow - office was closed due to Covid-19.
The xx annual taxes for the year of 2020 have been paid in the amount of $xxx0 Paid taxes based on estimated annual tax amount. Tax Cert required for actual amounts.
No delinquent taxes have been found for the prior year.
According to payment history as of xx/xx/2020, the borrower is regular with his payments and is next due for payment xx/xx/2020. The last regular payment was received on xx/xx/2020 in the amount of $xxxh was applied to the due date of xx/xx/2020. The P&I is in the amount of $xxx an interest rate of 4.375%.The current UPB is not reflected in the payment history. However, tape data shows UPB in the amount of xx.	Collections Comments:As per the review of the collection comment as of dated xx/xx/2020, the loan is in an active bankruptcy. The borrower is regular with his payments and is next due for payment xx/xx/2020. The last regular payment was received on xx/xx/2020 in the amount of $xxxthe due date of xx/xx/2020. The P&I is in the amount of $xxx an interest rate of 4.375%.The current UPB is not reflected in the payment history. However, tape data shows UPB in the amount of xx.
This Step modification agreement was signed between the borrower xx and the lender or servicer xx. on xx/xx/2010. The unpaid principal balance is xx out of which the deferred balance is xx, hence the interest-bearing amount xx. The interest rate of 2.000 % which steps up to 4 steps ending at 4.375%. The borrower promise to pay the monthly P&I of $xxxnning from xx/xx/2011 till the maturity date xx/xx/2050.
According to xxx, the borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018. The plan was confirmed on xx/xx/2019. The POC was filed by xx on xx/xx/2019, the amount of claim is xx and amount of arrearage is xx. Motion for relief has been filed on xx/xx/2019. The xxx was filed on xx/xx/2018 shows the amount of claim without deducting the value of collateral is xx and the value of property is xx out of which xx is unsecured. Currently the loan is in an active with bankruptcy. The last date of filing is on xx/xx/2020.
As per the latest collection comments, the subject property is owner occupied. No comments found regarding damage and repairs to the subject property.

Update:
As per the comment dated xx/xx/2024, the bankruptcy was discharged and terminated on xx/xx/2024.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to xxx, the borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018. The plan was confirmed on xx/xx/2019. As per the amended chapter 13 plan was filed on xx the states that the total base amount to be paid to the Chapter 13 Trustee (“Trustee”) $xxxan payments by Debtor sxxconsists of the total amount previously paid ($xxxed to the new monthly Plan payments in the amount of $xxxnning July 2019 and continuing for 54 months. However, Motion to modify CH13 plan after conformation xx states that the debtor had previously paid $xxxC was filed by xx on xx/xx/2019, the amount of claim is xx and amount of arrearage is xx. Motion for relief has been filed on xx/xx/2019The xxx was filed on xx/xx/2018 shows the amount of claim without deducting the value of collateral is xx and the value of property is xx out of which xx is unsecured. Currently the loan is in an active with bankruptcy. The last date of filing is on xx/xx/2020.	This Step modification agreement was signed between the xx. The unpaid principal balance is xx out of which the deferred balance is xx, hence the interest-bearing amount xx. The interest rate of 2.000 % which steps up in 4 steps ending at 4.375%. The borrower promise to pay the monthly P&I of $xxxnning from xx/xx/2011 till the maturity date xx/xx/2050.	Affiliated Business Disclosure	3: Curable	* Not all borrowers signed HUD (Lvl 3) "HUD-1 is not all borrowers signed."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx
Chain of assignment has not been completed. Currently, the xx is with xx
No active judgments or liens have been found.
Annual school taxes for the year of 2019 have been paid in the amount of $xxxrior year delinquent taxes have been found.
According to payment history as of xx/xx/2020, the borrower has been current with the loan and the next due for the payment is xx/xx/2020. The last regular payment was received on xx/xx/2020 in the amount of $xxxh was applied to the due date of xx/xx/2020. The current UPB is not reflected in the payment history. However, tape data shows UPB in the amount of xx and deferred balance in the amount of xx.	Collections Comments:
The loan is currently in bankruptcy and the next due for the payment is xx/xx/2020. The last regular payment was received on xx/xx/2020 in the amount of $xxxh was applied to the due date of xx/xx/2020. As per the review of the xxx report, the debtor xx had filed Bankruptcy under chapter-13 on xx/xx/2018 with the Case# xx and the plan was confirmed on xx/xx/2018.
The RFD is unable to be determined. No repairs and damages have been found. The current occupancy is not stated. No comments have been found stating the borrower’s income was affected by COVID-19.

Update:
No additional information have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the xxx report, the debtor xx had filed Bankruptcy under chapter-13 on xx/xx/2018 with the Case# xx and the plan was confirmed on xx/xx/2018.
The Schedule-D in xxx shows that the unsecured amount is $xxxt of secured claim in the amount of xx and with a collateral of xx This plan was confirmed on xx/xx/2019.
The Debtor is to make monthly payments to the Trustee. The monthly plan payment to the Trustee is $xxxnning xx/xx/2018 and increasing to $xxxnning 10/2018.
The POC was filed on xx/xx/2018 with the secured claim of xx with an arrearage of $xxx	The step loan was modified on xx/xx/2019 between the xx. The new principal balance of xx.The borrower promises to pay the new P&I in the amount of $xxx the new fixed interest rate of 4.00%, beginning from xx/xx/2013. The maturity date is xx/xx/2037. There is a deferred balance of amount xx. The lender has forgiven principal in the amount of $xxx. However, the forgiven amount exceeds 2% of the modified principal. The interest bearing amount is xx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. An Appraisal Report at the origination is missing from the loan file. The tape shows the type of subject property as a manufactured home. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded xx. A collections comment dated xx/xx/2019 states that the property is Manufactured Housing. However, it does not state whether it is attached to a permanent foundation system or not. Hence, unable to determine whether the home is attached to the permanent foundation"	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in North Carolina. The following state disclosures are missing from the loan file,

1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2020, the subject xx was originated on xx.00, with xx
The chain assignment has not been completed. Currently, the assignment is xx
No active judgments or liens have been found.
Annual Combined taxes for the year of 2020 have been due in the amount $xxxnual Combined taxes for the year of 2019 have been due in the amount $xxx prior delinquent taxes have been found.

According to the payment history as of xx/xx/2020, the borrower has been current with the loan and the next due for regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2020. The current UPB reflected in the tape of the payment history is xx.	Collections Comments:As per the collection comments as of xx/xx/2020, the borrower is current with the loan.
According to the payment history as of xx/xx/2020, the borrower has been current with the loan and the next due for regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2020. The current UPB reflected in the tape of the payment history is xx.
The comment history dated xx/xx/2019 shows that the subject property is owner-occupied. No damages or repairs are found.

Update:
As per the comment dated xx/xx/2024, the bankruptcy was discharged.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed the bankruptcy under Chapter 13 with the case #xx on xx/xx/2019. The POC was filed on xx/xx/2019 with the secured claim amount of xx and the amount of arrearage was $xxx44. The plan was confirmed on xx/xx/2019. The date of last filing is xx/xx/2020.	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD1 along with the estimated HUD1 and Itemization are missing the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following state disclosures are missing from the loan file.
1.Amortization Schedule Disclosure
2.Credit Property Insurance Disclosure
3.Fee Agreement
4.Priority of Security Instrument Disclosure
5.Attorney Selection Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the Updated title report dated xx/xx/2020 reflects that the subject xx was originated on xx. In the amount of xx, which was recorded on xx
The chain of the assignment has not been completed. Currently, the xx assignment is with xx
No active liens and judgments have been found against the borrower and the property.
Annual combined taxes for the year of 2019 have been paid on xx/xx/2020 in the amount of $xxx prior year’s delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2020, the borrower is currently delinquent for 1 month with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx which includes P&I $xxx with the rate of interest 7.250%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in Bankruptcy. As per the payment history as of xx/xx/2020, the borrower is currently delinquent for 1 month with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx which includes P&I $xxx with the rate of interest 7.250%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.
No comments have been found regarding reason for default.
According to servicing comment dated xx/xx/2019, foreclosure was initiated. The file was referred to attorney on xx/xx/2019. The Notice of sale was published on xx/xx/2019. As per comment dated xx/xx/2019, the foreclosure sale was scheduled on xx/xx/5019. However, the foreclosure was put on hold as the borrower filed for bankruptcy. No further details have been found.
According to the xxx report, the borrower “xx.” had filed for bankruptcy under Chapter-13 with xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:According to servicing comment dated xx/xx/2019, foreclosure was initiated. The file was referred to attorney on xx/xx/2019. The Notice of sale was published on xx/xx/2019. As per comment dated xx/xx/2019, the foreclosure sale was scheduled on xx/xx/5019. However, the foreclosure was put on hold as the borrower filed for bankruptcy. No further details have been found.
Bankruptcy Comments:According to the xxx report, the borrower “xx.” had filed for bankruptcy under Chapter-13 with case#xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The POC was filed by the creditor Fay Servicing, xx. on xx/xx/2019 with the POC amount of xx and the amount of arrearage is xx. As per the order confirming chapter13 plan the debtor was supposed to pay to the trustee in the amount of $xxx (weekly) for the period of 57 months under Chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. However, the unsecured portion is $xxx. No comment has been found indicating a cram-down.	According to the modification agreement, the loan was modified on xx/xx/2010, between the xx, the new modified principal balance as per modification is in the amount of xx with interest rate starting at 4.750 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2010. The maturity date as per modification is xx/xx/2034. This loan was modified once.
The modification agreement has three steps, 1st step beginning from date xx/xx/2010 with the interest rate 4.750 % and P&I of $xxx, 2nd step beginning from date xx/xx/2012 with the interest rate 5.750 % and P&I of $xxx, 3rd step beginning from date xx/xx/2013 with the interest rate 6.750 % and P&I of $xxx. 4th step beginning from date xx/xx/2014 with the interest rate 7.250 % and P&I of $xxx till the maturity date.
Affiliated Business Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "The compliance risk indicator is "Elevated" due to:
GSE (xx public guidelines) Seller Paid Points and Fees Exception Test: Result: FAIL
This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for "Seller-Paid Points and Fees.""
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative  index value since the supportive documents are missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the xx was originated on xx.
The chain of xx assignment has been completed. Currently, the xx is with xx
No active judgments or liens have been found.
First and second town taxes of 2019 have been paid in the total amount of $xxx	The payment history dated as of xx/xx/2020 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx11 and it was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 4.875%. The current unpaid principal balance reflects in the amount of $xxx	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections and currently in performing status.
The payment history dated as of xx/xx/2020 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx11 and it was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 4.875%. The current unpaid principal balance reflects in the amount of $xxxo foreclosure proceedings have been found.
According to xxx, the borrower xx had filed bankruptcy under chapter- 7 with the case# xx on xx/xx/2014. This case was converted from chapter7 to chapter 13 on xx/xx/2014. The POC was filed by xx on xx/xx/2015 in the amount of xx and the arrearage $xxx82. Plan was confirmed on xx/xx/2015. This case was discharged on xx/xx/2020. As per Trustee Final Report xx filed on xx/xx/2020, the subject creditor claim principal was allowed xx and this was paid through bankruptcy and arrearage was paid in the amount of $xxxccording to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to xxx, the borrower xx had filed bankruptcy under chapter- 7 with the case# xx on xx/xx/2014. This case was converted from chapter7 to chapter 13 on xx/xx/2014. The POC was filed by xx on xx/xx/2015 in the amount of xx and the arrearage $xxx82. Plan was confirmed on xx/xx/2015. This case was discharged on xx/xx/2020. As per Trustee Final Report xx filed on xx/xx/2020, the subject creditor claim principal was allowed xx and this was paid through bankruptcy and arrearage was paid in the amount of $xxx	This modification agreement was made between Borrower xx. As per the modified term, the new principal balance is xx.The borrower promises to pay $xxx monthly with a modified interest rate of 4.875% beginning from xx/xx/2010 with a maturity date of xx/xx/2037.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE risk indicator is moderate due to
This loan did not pass the prohibited fees test.
This loan failed the Vermont high rate loan test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan did not pass the prohibited fees test.
The Vermont statutes provide that only those fees expressly permitted may be charged.
This loan failed the Vermont high rate loan test.
This loan is a Vermont high rate loan, as defined in the legislation. For more information please see the Vermont High Rate Loan section of the full ComplianceAnalyzer report. While the Vermont High Rate provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy high right loans even if the additional conditions are met."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located at VA State. However following state disclosures are missing from the loan file.

• VT Addendum to Residential
• Disclosure of Interest Rate and Possibility of Change of Role to xx Broker
• Privacy Notice
• Demand Note Notice
• Co-signer’s Notice
• Commitment Agreement
• High Rate Residential xx Loans"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.A which was recorded on xx/xx/2007.
The chain of the assignment has not been completed. Currently, the xx is with xx. However, the assignment is missing to xx There is a break in assignment from xx
No active judgment or liens have been found.
The annual xx taxes of 2019 have been paid in the amount of $xxx delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxr the due date of xx/xx/2020. The UPB reflected is in the amount of xx till the due date of xx/xx/2020.	Collections Comments:The review of the collection comment shows that the loan is in bankruptcy and the next due date for the payment is xx/xx/2020. The borrower had filed bankruptcy under chapter 13 with the case xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The motion for relief from stay was filed on xx/xx/2019. The debtor sxxpay $xxxor 1 to 5 months and $xxxr month for the period of 6 to 60 months. The proof of claim was filed on xx/xx/2019 with the claim amount of xx and the amount of arrearage is xx. The schedule-D in xxx shows that xx as unsecured portion out of claim amount of xx and the value of the property is xx. No comment indicating a cram down has been done. The date of the last filing the bankruptcy was xx/xx/2020. The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxr the due date of xx/xx/2020. The UPB reflected is in the amount of xx till the due date of xx/xx/2020. According to servicing comments, the foreclosure was initiated and the complaint was filed on xx/xx/2017. The judgment was entered on xx/xx/2018. The sale was scheduled on xx/xx/2019. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter 13 with the case xx on xx/xx/2019. The loan modification agreement was made on xx/xx/2020 between the borrower xx. No damage and repairs have been found. As per servicing comments, unable to determine the reason for default. The latest property inspection report is not available in the loan file to determine current property condition.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated and the complaint was filed on xx/xx/2017. The judgment was entered on xx/xx/2018. The sale was scheduled on xx/xx/2019. However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter 13 with the case xx on xx/xx/2019.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter 13 with the case xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The motion for relief from stay was filed on xx/xx/2019. The debtor sxxpay $xxxor 1 to 5 months and $xxxr month for the period of 6 to 60 months. The proof of claim was filed on xx/xx/2019 with the claim amount of xx and the amount of arrearage is xx. The schedule-D in xxx shows that xx as unsecured portion out of claim amount of xx and the value of the property is xx. No comment indicating a cram down has been done. The date of the last filing the bankruptcy was xx/xx/2020.	The loan modification agreement was made on xx/xx/2020 between the borrower xx. The borrower promised to make a monthly payment of $xxxth the interest rate of 5.000% beginning from xx/xx/2020 till the maturity date of xx/xx/2060. The New Principal Balance stated in the modification is xx. The principal balance is reduced to xx which is treated as interest bearing amount. The principal balance due sxxbe reduced by the sum of $xxx xx/xx/2021, with a further principal reduction of $xxx xx/xx/2022 provided that the all payments are made for first 24 months.

Affiliated Business Disclosure
Credit Application
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* Lost Note Affidavit (Lvl 3) "Lost Note Affidavit found in the loan at xx stating that Original Note has been lost. However, a Copy of Note found in the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program document is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida state. The following state disclosures are missing from the loan file.
1.Anti-Coercion Notice
2.Title Insurance Disclosure
3.Radon Gas Disclosure
4.Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2005.
The chain of assignment has been completed. Currently, the assignment is from xx
There is credit card judgment against the borrower with the favor of xx for the amount of xx recorded on xx/xx/2015.
There is HOA lien against the subject property in the favor of xx for the amount of $xxxorded on xx/xx/2018.
xx annual taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 2 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx47 which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 4.000%.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx47 which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 4.000%. The loan was modified. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The POC was filed by creditor xx on xx/xx/2019 for the secured claim amount is xx and arrearage amount is $xxx49. However, the POC deadline was filed on xx/xx/2019. The chapter 13 plan was filed on xx/xx/2019. The amended chapter 13 plan was filed on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The debtor was promised to pay for trustee in the amount of $xxx monthly for 1 to 60 months. The motion to modify chapter 13 plan was filed on xx/xx/2019 and the order on motion to modify plan was filed on xx/xx/2019. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxnotice of xx payment change was filed on xx/xx/2020. The foreclosure was not initiated. The reason for default and subject property is unable to be determined. According to comment dated xx/xx/2019, the subject property had damages due to disaster. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages and we also don’t have any latest BPO to verify the property condition. The comment states that the account reviewed by claims department with case # xx unable to resubmit the claim# xx The disaster inspection has already paid in the previous claim# xx

Update:
As per the comment dated xx/xx/2024, the chapter 13 bankruptcy was dismissed.
As per the comment dated xx/xx/2024, the loan was modified.
As per the comment dated xx/xx/2022, the trial payment plan was approved form xx/xx/2021 to xx/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The POC was filed by creditor xx on xx/xx/2019 for the secured claim amount is xx and arrearage amount is $xxx49. However, the POC deadline was filed on xx/xx/2019. The chapter 13 plan was filed on xx/xx/2019. The amended chapter 13 plan was filed on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The debtor was promised to pay for trustee in the amount of $xxx monthly for 1 to 60 months. The motion to modify chapter 13 plan was filed on xx/xx/2019 and the order on motion to modify plan was filed on xx/xx/2019. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxnotice of xx payment change was filed on xx/xx/2020.	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2017 between the borrower "xx. As per the modified terms, the new principal balance is xx. The borrower has promised to pay the in the amount of $xxx with the interest rate of 4.000% beginning on xx/xx/2017 till maturity date of xx/xx/2057.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
Loan Data: xx Comparison Data: xx Variance: -$xxxThe finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from loan files."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.xx with xx
The chain of assignment is not completed as the subject xx is currently assigned to “xx

There are judgments open these are as follows:

There are two civil judgments open against the borrower, first one in the amount of $xxx was recorded on xx/xx/2009 in favor of xx and second one is in the amount of $xxx was recorded on xx/xx/2011 in favor of xx
Annual xx taxes for the year 2019 are paid in the total amount of $xxxxx taxes for the year 2020 are paid in the amount of $xxx prior year delinquent taxes have been found in the updated title report.
As per the review of payment history dated as of xx/xx/2020, the borrower is delinquent with the loan for 2 months. The next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx the interest rate 3.500 % which was applied for due date xx/xx/2020. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveals that the loan is in active bankruptcy.
As per the review of payment history dated as of xx/xx/2020, the borrower is delinquent with the loan for 1 month. The next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx the interest rate 3.500 % which was applied for due date xx/xx/2020. The current unpaid principal balance is in the amount of xx.
According to the collection comments review the foreclosure proceedings were initiated on the subject property. The file was referred to attorney on xx/xx/2018. The foreclosure sale scheduled for xx/xx/2019. However, the foreclosure already placed on hold due to the borrower had filed bankruptcy under chapter 13 on xx/xx/2019 with the case# xx. No further details have been found.
The current bankruptcy status is plan confirmed.
According to collection comment dated xx/xx/2019, the subject property is owner occupied.
No damages have been observed.

Foreclosure Comments:According to the collection comments review the foreclosure proceedings were initiated on the subject property. The file was referred to attorney on xx/xx/2018. The foreclosure sale scheduled for xx/xx/2019. However, the foreclosure already placed on hold due to the borrower had filed bankruptcy under chapter 13 on xx/xx/2019 with the case# xx. No further details have been found.
Bankruptcy Comments:As per xxx records the debtors “xx” had filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019 with the secured claim amount of xx and the arrearage amount of xx. The schedule D of the xxx shows the secured claim in the amount of xx with the supporting value of collateral is xx, so there is no unsecured amount. The chapter 13 plan dated xx/xx/2019 confirmed on xx/xx/2019. According to this the debtor supposed to pay to the trustee monthly installments of amount $xxx36 months. Currently, the debtor is in active bankruptcy.	The loan was modified between the borrower “xx with the new modified principal balance of xx with a step amortized type and the rate was starting from 2% and borrower had given promise to pay P&I in the amount of $xxxnning on xx/xx/2013 with a new maturity date of xx/xx/2053. The rate changes in 3 steps ending at 3.500%.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is "Moderate" due to :

This loan failed the TILA APR test"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The Loan Data is 0.000%, Comparison Data is 9.622% and the Variance is -9.622%
The annual percentage rate (APR) is 9.622%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per review of latest updated title report dated xx/xx/2020 the subject xx was originated on xx.00 in favor of ‘xx.’ which was recorded on xx/xx/2013 under xx
The chain of assignment has been completed as the xx is currently with ‘xx
There is civil judgment against the borrower in the total amount of $xxxch was recorded on xx/xx/2019 in the favor of ‘xx
The combined taxes for 2019 have been paid off in amount of $xxxprior delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx07 with interest rate of 3.875% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The tape data of payment history reflects current UPB in the amount of xx.	Collections Comments:Comments:
xx

As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx07 with interest rate of 3.875% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The tape data of payment history reflects current UPB in the amount of xx.
No comments have been found regarding foreclosure proceedings.
The reason for default is not mentioned in available servicing comments.
Unable to determine the occupancy of property and no visible damages were reported.
The comments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.
As per xxx, bankruptcy was filed by "xx" under the chapter 13 case#xx on xx/xx/2019. POC was by creditor on xx/xx/2019 in the secured claim amount xx and an arrearage in the amount of xx. Schedule D of xxx dated 0xx/xx/2019 shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is $xxxruptcy case was dismissed on xx/xx/2019.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx, bankruptcy was filed by "xx" under the chapter 13 case#xx on xx/xx/2019. POC was by creditor on xx/xx/2019 in the secured claim amount xx and an arrearage in the amount of xx. Schedule D of xxx dated 0xx/xx/2019 shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx therefore; the unsecured portion is $xxxruptcy case was dismissed on xx/xx/2019.	The latest modification agreement was made on xx/xx/2018 with Fixed Amortization between borrower and lender. The new principal balance is xx. Borrower promised to pay P&I in the amount of $xxx with new interest rate of 3.875%. The first payment had begun from 3/xx/018 and ends with the maturity date of xx/xx/2058.	Affiliated Business Disclosure Good Faith Estimate Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per the final application, the total mothly income of the borrower was $xxx33 and total monthly expenses were $xxx89. Hence, the DTI ratio is 88.70%."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of loan origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in GA State. The Following disclosures are missing from the loan file.

1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Updated title report dated xx/xx/2020 shows that, subject xx with (borrowers) xx
Chain of assignment has not been completed; break in chain of assignments and the last assignment was done from xx
No junior/senior xx has found.
There is one COA lien against the subject property in the favor of xx. in the amount $xxxch was recorded on xx/xx/2008.
There is one Credit Card Judgment against the borrower in the favor of xx in the amount $xxxch was recorded on xx/xx/2018.
Annual xx taxes for the year 2019 have been paid in the amount $xxxnual tax amount is $xxx delinquent taxes have been found.
Current ownership of the subject property is vesting in the name xx
According to the payment history as of xx/xx/2020, the loan is in collection. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per servicing comments, the loan is currently in collection. According to the payment history as of xx/xx/2020, the loan is in collection. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
Information regarding reason for default is not available in latest servicing comments.
Borrower is making payment as per modification agreement dated xx/xx/2020.
Information regarding foreclosure is not available in latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx, the xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2008 and the plan was confirmed on xx/xx/2008. POC was filed on xx/xx/2008, in the secured claim amount xx and an arrearage in the amount of $xxx93. Schedule D in xxx dated xx/xx/2008 states that the amount of claim without deducting value of collateral was xx and value of claim was xx. However, unsecured portion remained as xx. Currently the Bankruptcy is not in active status since it was dismissed on xx/xx/2009 and got terminated on xx/xx/2009.	The loan modification agreement was made on xx/xx/2020 with a new principal balance of $xxxxx fixed rate of 5.00%. The borrower promised to pay monthly P&I payment in the amount of $xxx beginning on xx/xx/2020 till the maturity date of xx/xx/2060.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD and Itemization are missing from loan files."	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at the origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan files."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020 the subject xx was originated on xx.00 which was recorded on xx/xx/2004 with xx

The Chain of Assignments has not been completed. Currently, the assignment of xx is with xx

There is a weed lien against the subject property. The lien in the favor of xxx in the amount of $xxxch was recorded on xx/xx/2010 with xx
There are multiple state tax liens (10 liens) against the borrower xx. The liens are in the favor of xx in the total amount of xx which was recorded on different dates.

The combined 1st installment taxes for the year 2019 have been paid in the amount of $xxxxx/xx/2020 and 2nd installment taxes for the year 2019 are due in the amount of $xxxxx/xx/2020. No prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI is $xxx which includes P&I of $xxx with the rate of interest 8.000%, which was applied for the due date of xx/xx/2020. As per the seller’s tape data, the UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing. According to a review of the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI is $xxx which includes P&I of $xxx with the rate of interest 8.000%, which was applied for the due date of xx/xx/2020. As per the seller’s tape data, the UPB reflected in the latest payment history is in the amount of xx. The collection comment dated xx/xx/2020 states the loan was modified with the interest rate of 8.000% and P&I $xxx. The maturity date is xx/xx/2041. The reason for default is unable to be determined from the latest collection comments. No comments have been found regarding bankruptcy or foreclosure in recent collection comments. There are no comments found related to the subject property condition. There are no comments found related to the borrower’s income impacted by COVID-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate xx which was originated on xx.19 and the interest rate of 7.87500%. The loan maturity date is xx/xx/2034. According to the latest payment history as of xx/xx/2020, the current interest rate is 8.00%and P&I is $xxx. The last payment was received on xx/xx/2020 with the P&I of $xxx with an interest rate of 8.00% which was applied for the due date of xx/xx/2020. However, there is a decrease in P&I and an increase in the rate of interest with respect to Note data which seems that there would be a possible modification.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed.
An Appraisal Report at the origination is missing from the loan file. According to tape data subject property is manufactured housing. The final policy located at “xx” does not incorporate ALTA 7 Endorsement with it. VIN# is not provided with the legal description of the subject xx. However, there is no evidence found of the affidavit of affixation."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization of amount financed are missing in the loan file."	* Application Missing (Lvl 2) "The final loan application form is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending disclosure is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "An initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The subject property appraisal report at origination is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Indiana State. The following required state disclosures are missing from the loan file. 1.Federal Consumer Credit Protection Act Disclosure 2.Insurance Freedom of Choice Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative  index value since the supportive documents are missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2020 shows that the xx was originated on xx.  The subject xx was recorded on xx/xx/2007 with the xx  The chain of the assignment has been completed. The current assignment is with xx
There is state tax lien is active against the borrower is in favor of xx
There are four civil judgments active found. The two judgments are against the borrower xx in the amount of $xxx xx in favor of xx
The remaining two civil judgments are in the amount of $xxx $xxxfavor of xx
The annual installments of combined taxes for the year of 2019 have been paid in the amount of $xxxe current ownership is vested in the name of xx	The review of the payment history shows that, the borrower is current with the loan and the next due date is for xx/xx/2020. The last payment was received on xx/xx/2020, in the amount of $xxx, which was applied for xx/xx/2020. The UPB stated in the payment history is xx. The Current P&I is $xxx and PITI is $xxx, with the interest rate of 3.625%.	Collections Comments:The review of comment history shows that the borrower is current with the loan. The property has been occupied by the owner himself. No damage or repair to the property has been found. The next due date is for xx/xx/2020. The last payment was received on xx/xx/2020, in the amount of $xxx, which was applied for xx/xx/2020. The UPB stated in the payment history is xx. The Current P&I is $xxx and PITI is $xxx, with the interest rate of 3.625%.
Update:
As per the servicing comment dated xx/xx/2022, the reason for default is curtailment of income.
As per the servicing comment dated xx/xx/2023, the borrower was approved for the 6 months of repayment plan monthly in the amount of $xxx77 from xx/xx/2023.
As per the collection comment dated xx/xx/2022, the TPP (temporary payment plan) was approved in the loan from xx/xx/2022. No further details have been found.
As per the servicing comment dated xx/xx/2022, the subject property has been affected by a natural disaster. The borrower is dealing with repairs, as a tree fell on home due to tornadoes and had a water leak also.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was done on xx/xx/2014, between thexx. The reason for modification is financial hardship. As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of 3.625% with the modified P&I of $xxx. The first payment date was due on xx/xx/2015 and the new maturity date is xx/xx/2045. There is no deferred balance has been stated.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement xx Insurance Notice of Servicing Transfer	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 settlement statement is missing from loan file. The itemization or estimated HUD-1 is also not found."
* MI, FHA or MIC missing and required (Lvl 3) "This is FHA loan. The lender require the xx insurance coverage. However, the xx insurance certificate is missing from loan file."	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2020 shows that the xx was originated on xx.S.B, in the amount of xx. The subject xx was recorded on xx/xx/2006 with the xx  The chain of the assignment has been completed. The current assignment is with xx
There is a junior xx active found in the amount of xx in favor of xx
The first installments of xx taxes for the year of 2019 have been paid in the amount of $xxxe second installments of xx taxes for the year of 2019 are due in the amount of $xxx the due date of xx/xx/2020. The current ownership is vested in the name of xx	The review of the payment history shows that, the borrower is currently delinquent from more than one month and the next due date is for xx/xx/2020. The last payment was received on xx/xx/2020, in the amount of $xxxhich was applied for xx/xx/2020. The UPB is not stated in the payment history, as per tape data it is xx. The Current P&I is $xxxd PITI is $xxxith the interest rate of 5.625%.

Collections Comments:The review of comment history shows that the loan is in collection. The reason for default is unable to be determined. The property has been occupied by the owner himself. No damage or repair to the property has been found.
 The next due date is for xx/xx/2020. The last payment was received on xx/xx/2020, in the amount of $xxxhich was applied for xx/xx/2020.
The UPB is not stated in the payment history, as per tape data it is xx. The Current P&I is $xxxd PITI is $xxxith the interest rate of 5.625%.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 settlement statement is missing from loan file. The itemization or estimated HUD-1 is also not found."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report  is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.
1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     ""The operative index value is unable to be determined from the available loan files. ""
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per updated title report dated xx/xx/2020, no xx open xx has been found against the subject property.
Pro title alert note shows Subject xx is unrecorded contract for deed.
No active judgments or liens found.
Annual combined taxes of 2019 have been paid in the amount of $xxx	The payment history dated as of xx/xx/2020 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 4.00%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/2020 reflects the UPB in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections and currently in performing status.
The payment history dated as of xx/xx/2020 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 4.00%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/2020 reflects the UPB in the amount of xx.
According to the xxx, xx (borrower) had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2016. POC has not filed by subject creditor. POC filing deadline was xx/xx/2016. Chapter 13 plan was filed on xx/xx/2016, which states subject creditor claim regular payment will be paid directly to creditor monthly in the amount of $xxx. This plan was confirmed on xx/xx/2017.
No foreclosure proceedings have been found.
According to collection comment, no damages or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, xx(borrower) had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2016. POC has not filed by subject creditor. POC filing deadline was xx/xx/2016. Chapter 13 plan was filed on xx/xx/2016, which states subject creditor claim regular payment will be paid directly to creditor monthly in the amount of $xxx. This plan was confirmed on xx/xx/2017.	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Hazard Insurance
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	3: Curable	* Application Missing (Lvl 3) "Final 1003 is missing from the loan file."
* Homeowner's Counseling disclosure is missing. (Lvl 3)     "The Homeownership Counseling disclosure is missing from the loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are also missing from the loan file."
* Intent to Proceed Missing  (Lvl 3)     "An executed copy of Intent to proceed is missing from the loan file."
* Missing credit report (Lvl 3)     "A copy of Credit Report is missing from the loan file at the time of origination."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/xx/LP is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "An executed copy of Rate Lock agreement is missing from the loan file."
* Missing Required Disclosures (Lvl 3)     "The Settlement Services Providers List (SSPL) disclosure is missing from the loan file."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal Summary is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Unable to determine borrower's ATR since supportive documents for Income (such as Paystubs/Prior years W2/Income Tax Returns/4506T/VOE/WVOE etc) & Assets (such as prior year xx statements) are missing from the loan file.

Subject loan originated on xx."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood Insurance Certificate is missing from the loan file."
* Missing proof of hazard insurance (Lvl 2)     "The copy of Hazard Insurance certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.”, which was recorded on xx/xx/2002 with loan amount of xx. The chain of assignment has not been completed. Currently assignment is with “xx’ which was recorded on xx/xx/2013. It should be with xx
There is a prior xx against the subject property recorded on xx/xx/1998 in the favor xx. for the amount of xx.
There is a Notices Delinquent assessment lien which is HOA lien against the subject property (xx); it was recorded on xx/xx/2018 and it was filed by xx

 The xx, school and utilities annual taxes for the year of 2019 have been paid in the total amount of $xxx.97.
No prior delinquent taxes have been found.

According to payment history as of xx/xx/2020, the borrower is regular with his payments and is next due for payment xx/xx/2020. The last regular payment was received on xx/xx/2020 in the amount of $xxx77 for the due date of xx/xx/2020. The P&I is in the amount of $xxx with an interest rate of 9.740%.The current UPB is not reflected in the payment history. However, tape data shows UPB in the amount of xx.	Collections Comments:As per the review of the collection comment dated xx/xx/2020, the current status of the loan is in active bankruptcy. The borrower is regular with his payments and is next due for payment xx/xx/2020. The last regular payment was received on xx/xx/2020 in the amount of $xxx77 for the due date of xx/xx/2020. The P&I is in the amount of $xxx with an interest rate of 9.740%.The current UPB is not reflected in the payment history. However, tape data shows UPB in the amount of xx.
As per the collection comments, the foreclosure was initiated in 21018. The file was referred to an attorney on xx/xx/2018. However, the further foreclosure process was put on hold due to the borrower had filed bankruptcy on xx/xx/2018. The borrower xx had filed bankruptcy on xx/xx/2018 under chapter- 13 with the case# xx.The last date of filing date is  xx/xx/2020. The chapter -13 plan was not yet confirmed. The debtor was supposed to pay the trustee the amount of $xxxr 60 months under the chapter 13 plan.  The POC was filed on xx/xx/2019 the POC amount is $xxx the arrearage amount is $xxxThe reason for default is unable to be determined from the latest collection comments.
The collection comments states the subject property is occupied by the owner. There are no comments found related to the subject property condition. There are no comments found related to the borrower’s income impacted by COVID-19.

Update:  As per the servicing comment dated xx/xx/2022, BK case dismissed on xx/xx/2022.
According to the servicing comment dated xx/xx/2022, the loan was sold while in BK. Further details were not provided.
As per the servicing comment dated xx/xx/2024, co-borrower xx was deceased on xx/xx/2024.
As per servicing comment dated xx/xx/2022, the borrower’s income has been impacted due to the COVID-19 pandemic, and the reason for default is loss of job.
As per the servicing comment dated xx/xx/2023, the loan modification is effective on xx/xx/2023. The new modified unpaid principal balance is in the amount of xx with an interest rate starting at 9.74%, and the borrower promises to pay P & I in the amount of $xxx beginning on xx/xx/2023. The maturity date, as per modification, is xx/xx/2034.
As per the collection comment dated xx/xx/2022, the TPP (trial payment plan) was approved in the loan from xx/xx/2022 for 9 months. No further details have been found.
As per the servicing comment dated xx/xx/2024, the subject property has been affected by a natural disaster. The subject property has several broken windows and smaller things. The borrower filed a claim for repairs on xx/xx/2024 for the total amount of $xxx15 and check received.

Foreclosure Comments:As per the collection comments, the foreclosure was initiated in 21018. The file was referred to an attorney on xx/xx/2018. The Lis pendens document located at xx the complaint was filed on xx/xx/2018 and the judgment was entered on xx/xx/2018. However, the further foreclosure process was put on hold due to the borrower had filed bankruptcy on xx/xx/2018.
Bankruptcy Comments:According to the xxx, the borrower xx had filed bankruptcy on xx/xx/2018 under chapter- 13 with the case# xx.The last date of filing date is xx/xx/2020. The chapter -13 plan was not yet confirmed. The debtor was supposed to pay the trustee the amount of $xxxr 60 months under the chapter 13 plan. The POC was filed on xx/xx/2019 the POC amount is $xxx the arrearage amount is $xxx	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Itemization of fees and estimated HUD-1 are also missing from the loan file."	* Application Missing (Lvl 2) "The final loan application is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located at TX State. However following state disclosures are missing from the loan file.
• TX Loan Agreement Notice
• Commitment Requirement/Anti-Tying
• TILA Disclosures in Spanish
• Home Equity Consumer Disclosure
• Home Equity Loan Interest and Fees Preclosing Disclosure
• Home Equity Loan Copies of Documents
• Home Equity Loan Rescission Notice
• Fair Market Value of Homestead Property Acknowledgment
• Home Equity Loan Notice of Address for Borrower Notification of Violation
• Choice of Insurance Notice
• Collateral Protection Insurance Disclosure
• Non-Deposit Investment Product Disclosure Are there any promotional materials?
• Insurance Solicitation/Post Commitment Requirement
• Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per review of latest updated title report dated xx/xx/2020 the subject xx was originated on xx.xx in favor of ‘xx’ which was recorded on xx/xx/2005 under xx
 The chain of assignment has been completed as the xx is currently with ‘xx
No active judgments or lien have been found against the borrower or subject property.
No prior taxes have been found.
As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx interest rate of 6.625% and P&I $xxxthe due date of xx/xx/2020. The next due date is xx/xx/2020. The tape data of payment history reflects current UPB in the amount of xx.	Collections Comments:Comments:
xx
As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx interest rate of 6.625% and P&I $xxxthe due date of xx/xx/2020. The next due date is xx/xx/2020. The tape data of payment history reflects current UPB in the amount of xx.
No comments have been found regarding foreclosure proceedings.
The reason for default is not mentioned in available servicing comments.
Unable to determine the occupancy of property and no visible damages were reported.
The comments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.
The debtor, "xx” had filed the bankruptcy under chapter-7 with the case# xx on xx/xx/2017. POC was not filed. The Chapter 7 Trustee's Report was not filed and no distribution. The bankruptcy case was discharged on xx/xx/2017 and terminated on xx/xx/2017.

Update: As per the servicing comment dated xx/xx/2022, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/2024, the loan modification is effective on xx/xx/2024. The new modified unpaid principal balance is in the amount of xx with an interest rate starting at 6.00%, and the borrower promises to pay P & I in the amount of $xxxnning on xx/xx/2024. The maturity date, as per modification, is xx/xx/2054.
As per the collection comment dated xx/xx/2023, the TPP (trial payment plan) was approved in the loan from xx/xx/2023 for 9 months. No further details have been found.
As per the servicing comment dated xx/xx/2023, the borrower was approved for the 8 months of repayment plan monthly in the amount of $xxxm xx/xx/2023.
As per servicing comment dated xx/xx/2022, the borrower’s income was impacted due to the COVID-19 pandemic, and the reason for default is loss of job and also closed personal business.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor, "xx” had filed the bankruptcy under chapter-7 with the case# xx on xx/xx/2017. POC was not filed. The Chapter 7 Trustee's Report was not filed and no distribution. The bankruptcy case was discharged on xx/xx/2017 and terminated on xx/xx/2017.	The modification agreement has been made between borrower and lender effective from xx/xx/2017. As per MOD the new modified principal balance is xx. But the interest bearing amount is xx which is supposed to be paid by fixed interest rate of 6.625 % and P&I of $xxxferred balance is xx.
Lender has agreed to forgive the amount of xx from modified principal balance.
Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Estimated HUD and Fee itemization are also missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the xx was originated on xx.
The chain of xx assignment is incomplete. Currently, the xx is with xx
No active judgments or liens have been found.
Annual combined taxes have been paid in the amount of $xx.	The payment history dated as of xx/xx/2020 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 5.00%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/2020 reflects the UPB in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections and currently in performing status.
The payment history dated as of xx/xx/2020 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 5.00%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/2020 reflects the UPB in the amount of xx.
No foreclosure proceedings have been found.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final 1003_Application
Flood Certificate
Fraud Report Missing
Hazard Insurance
HUD-1 Closing Statement
Missing DU/GUS/AUS
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	3: Curable	* Application Missing (Lvl 3) "Missing Final and Initial Application."
* Assets Verification (Lvl 3)     "Missing all asset verification from origination."
* Fraud Report Missing  (Lvl 3)     "Missing Fraudguard in loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Missing all applicable Closing Disclosures, and Loan Estimates from file."
* Income documentation does not meet guidelines (Lvl 3)     "Missing all income documentation from origination."
* Missing Appraisal (Lvl 3)     "Missing origination appraisal."
* Missing credit report (Lvl 3)     "Missing credit report from origination."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "Missing DU/AUS/GUS in loan file."
* Missing Final 1003_Application (Lvl 3)     "Missing Initial & Final loan application in loan file."
* Missing proof of hazard insurance (Lvl 3)     "Missing hazard insurance policy from origination."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Missing Notice of Servicing Transfer."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Missing affiliated business disclosure."
* Transmittal (1008) is Missing (Lvl 3) "Missing Transmittal 1008."	* Missing flood cert (Lvl 2) "Missing flood cert from origination."
* Property is Manufactured Housing (Lvl 2)     "Home is Affixed.
								Appraisal report at the time of origination is missing from the loan file. Seller tape data as of xx/xx/2020, the subject property is manufactured house. VIN# xx number are listed in the xx legal and it also state xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the subject xx originated on xx.A. for the amount of xx has been active on the title. The xx was recorded on xx
Currently, the xx is assigned to xx
No active judgments or liens have been found.

RE tax Status:
1st and 2nd installment of property taxes for the year 2020 are paid.
Review of the payment history provided from xx/xx/2018 to xx/xx/2020 reveals that loan is current and the next due date is xx/xx/2020. The last payment was received in the amount of $xxx on xx/xx/2020. Current UPB is not reflected in the recent payment history. However, tape data as of xx/xx/2020 shows current UPB in the amount of xx.	Collections Comments:The loan is performing. Review of the payment history provided from xx/xx/2018 to xx/xx/2020 reveals that loan is current and the next due date is xx/xx/2020.The last payment was received in the amount of $xxx on xx/xx/2020.
As per servicing comment xx/xx/2020, the borrower is sick and in the xx. No other details regarding borrower's illness was found.

No evidence of foreclosure was found.
No evidence of damage or repair to the subject property was found.

Foreclosure Comments:According to title report dated xx/xx/2020, the foreclosure action was initiated and the complaint was filed on xx/xx/2015 under xx. However, the order to cancel the lis pendens (complaint) and to discontinue action without prejudice was filed on xx/xx/2017.
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2017 with Fixed Amortization between borrower and lender. The new principal balance is xx. Borrower promised to pay P&I in the amount of $xxx with new interest rate of 5.000%. The first payment had begun from xx/xx/2017 and ends with the maturity date of xx/xx/2047.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Itemization of points and fees and estimated HUD-1 are also missing from the loan file."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "This is an ARM loan. However, the loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx. which was recorded on xx/xx/2005.

The chain of the assignment has not been completed. The current assignment is xx which was recorded on xx/xx/2018. The latest assignment should be with xx

There are 2 state tax liens active in the favor of xx in the total amount of $xxx90. However; the state tax lien recorded on xx/xx/2003 in the amount of $xxxch is prior to the loan origination.

There are 3 civil judgments active in the favor of xx in the total amount of $xxx.93.

Combined 1st installment of tax for the year of 2019 has been paid in the amount of $xxx14 on xx/xx/2020.
Combined 2nd installment of tax for the year of 2019 has been paid in the amount of $xxx14 on xx/xx/2020.

No prior years delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined. The subject property has been occupied by the owner. No comments have been found for damages or repairs.  No information has been found for covid19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is $xxx79. The schedule D of xxx does not show any unsecured portion. The chapter 13 plan was confirmed on xx/xx/2019. The debtor sxxpay to the trustee $xxxr 60 months.	According to the modification, the loan was modified on xx/xx/2018 in between the xx. The new modified principal balance per modification is in the amount of xx with interest rate starting at 6.000 % and borrower promises to pay P&I in the amount of $xxx beginning on xx/xx/2018. The maturity date reflects per modification is xx/xx/2048.	Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test: Result: FAIL Loan Data: xx Comparison Data: xx Variance: -$xxx

TILA Foreclosure Rescission Finance Charge Test: Result: FAIL Loan Data: xx  Comparison Data: xx Variance: -$xxx

This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: Result: FAIL Loan Data: xx  Comparison Data: xx Variance:  -$xxx

TILA Foreclosure Rescission Finance Charge Test: Result: FAIL Loan Data: xx  Comparison Data: xx Variance: -$xxx"
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the Pro-title report dated xx/xx/2020, the subject xx was originated on xx.xxhe chain of assignment has not been completed. The current assignment is with xx, which was recorded on xx/xx/2019; however, it should be with xx
No active judgments or liens have been found.
The xx taxes of 2019 have been paid in the total amount of $xxxrior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxch was applied for xx/xx/2020. The current UPB reflected as per the tape of the payment history is in the amount of xx till the due date of xx/xx/2020.	Collections Comments:As per the collection comments as of xx/xx/2020, the borrower is current with the loan.
According to the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxch was applied for xx/xx/2020. The current UPB reflected as per the tape of the payment history is in the amount of xx till the due date of xx/xx/2020.
The reason for default is unable to be determined.
No evidences have been found regarding borrower occupancy and damages/repairs in the comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the step modification, the loan was modified on xx/xx/2010 between thexx. The new modified principal balance as per modification was in the amount of xx and the deferred balance of xx. The borrower promises to pay P&I in the amount of $xxx an interest rate starting at 2.00 % beginning from xx/xx/2010. The maturity date as per modification is xx/xx/2050.
Affiliated Business Disclosure Origination Appraisal	4: Unacceptable	* ComplianceEase State/Local Predatory Test Failed (Lvl 4) "This loan is failed CA Covered Loan Points and Fees Threshold Test and CA Covered Loan Financing of Points and Fees Test. Total fees charged is $xxxallowed is $xxxver it is over by +$xxxNo liability is imposed on assignee (no assignee liability).
Fees Included-

Loan Discount Fee $xxxication Fee $xxxessing Fee $xxxnistration Fee $xxxaisal Review Fee $xxxd Determination - Life of Loan Fee $xxx Related Service Fee $xxxttlement / Closing / Escrow Fee $xxxe Courier Fee $xxxrding Service Fee $xxx	* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "Appraisal Report is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per Note, the loan origination date is xx/xx/2005; however, as per HUD-1, the settlement date is xx/xx/2006. Hence, the settlement date is different from the Note date."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to Updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2004.
The chain of assignment has not been completed. Currently, the assignment is from xx

There is one state tax lien against the borrower xx
The first installment combined taxes of the year 2019 have been paid in the amount of $xxxxx/xx/2020. The second installment combined taxes of the year 2019 have been due in the amount of $xxxch was due on xx/xx/2020.
No prior years of delinquent taxes have been found.
As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxich was applied for the due date of xx/xx/2020. The current P&I is $xxx and PITI is $xxxhe UPB is reflected in the payment history is in the amount of xx.	Collections Comments:The loan is currently performing and active in bankruptcy. As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxich was applied for the due date of xx/xx/2020. The current P&I is $xxx and PITI is $xxxhe UPB is reflected in the payment history is in the amount of xx.
The loan has been modified on xx/xx/2008.
As per xxx records the borrower xx has filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2017.The schedule D of the xxx shows the secured claim in the amount of xx with the supporting value of collateral is xx. The POC was filed on xx/xx/2018 with the secured claim amount of xx and the arrearage amount of xx.  As per deadline/hearing the deadline to file the POC was set for 0xx/xx/2018. As per chapter-13 plan dated xx/xx/2017, the debtor sxxpay the trustee $xxxr month for 60 months for the total amount of xx. As per the Modification to the plan dated xx/xx/2019, the debtor’s monthly payment sxxincrease to $xxxr month. As per the Notice of xx payment change dated xx/xx/2020, the new total payment is $xxxhe post-closing details regarding the foreclosure have not been found.
The occupancy of the subject property is unable to be determined. The comments do not provide any information regarding the damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx records the borrower xx has filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2017.The schedule D of the xxx shows the secured claim in the amount of xx with the supporting value of collateral is xx. The POC was filed on xx/xx/2018 with the secured claim amount of xx and the arrearage amount of xx. As per deadline/hearing the deadline to file the POC was set for 0xx/xx/2018. As per chapter-13 plan dated xx/xx/2017, the debtor sxxpay the trustee $xxxr month for 60 months for the total amount of xx. As per the Modification to the plan dated xx/xx/2019, the debtor’s monthly payment sxxincrease to $xxxr month. As per the Notice of xx payment change dated xx/xx/2020, the new total payment is $xxx	The modification agreement was made on xx/xx/2008 between the lender and the borrower. As per modified terms the borrower promises to pay the modified balance of xx. The payments were started from xx/xx/2008 with the interest rate of 10.000 % and the P&I of $xxx. The new maturity date is xx/xx/2034. This modification does not contain balloon provision.

Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan files."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan files."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Indiana State. The following required state disclosures are missing from the loan file.
1. Hazard Insurance Disclosure
2. Federal Consumer Credit Protection Act Disclosure
3. Insurance Freedom of Choice Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.A which was recorded on xx/xx/2006.
The chain of the assignment has not been completed. Currently, the xx is with xx
There is water/sewer lien in the favor of xx in the amount of $xxxch was recorded on 1/xx/11.
The annual city taxes of 2019 have been paid in the amount of $xxxe annual city taxes of 2020 have been paid in the amount of $xxxe annual utility charges of 2015 have been delinquent in the amount of $xxx they are good through date of xx/xx/2020.
The annual utility charges of 2016 have been delinquent in the amount of $xxx they are good through date of xx/xx/2020.
The annual utility charges of 2017 have been delinquent in the amount of $xxx they are good through date of xx/xx/2020.
The first installment utility charges of 2020 have been paid in the amount of $xxx
The second installment utility charges of 2020 are due in the amount of $xxx

According to the payment history as of xx/xx/2020, the borrower has been delinquent with the loan for 2 months and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in bankruptcy. According to the payment history as of xx/xx/2020, the borrower is currently delinquent with the loan for 1 month. The last payment received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx. The reason for default is decreased income. The subject property has been occupied by the owner. No comments have been found for damage or repairs.
Update:As per servicing comment dated xx/xx/2022, the debtor had a prior Chapter 13 and filed a xxx in that case, but that case was dismissed and the debtor later re-filed. As per the servicing comment dated xx/xx/2021, the borrower filed bankruptcy under Chapter 13 with case# xx on xx/xx/2021. As per servicing comment dated xx/xx/2023, plan confirmed on xx/xx/2022. As per servicing comment dated xx/xx/2023, bankruptcy is still active. Further details were not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019 with the secured claim amount of xx and the arrearage amount is xx. The amended chapter 13 plan was confirmed on xx/xx/2019. The debtor sxxpay to the trustee $xxx for 2 months and $xxx for 8 to 60 months. The date of the last filing the bankruptcy was xx/xx/2020.	According to the modification, the loan was modified on xx/xx/2013 between the xx. The new modified principal balance per modification is in the amount of xx with interest rate starting at 2.560 % and borrower promised to pay P&I in the amount of $xxx beginning from xx/xx/2013. The maturity date reflected per modification is xx/xx/2053. There is no provision for the balloon payment and it has 6 modification steps. The UPB is decreased by xx and the interest bearing amount is xx.

Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* Lost Note Affidavit (Lvl 3) "Lost Note Affidavit found in the loan at xx stating that Original Note has been lost. However, a Copy of Note found in the loan file."	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test. This loan failed the predatory lending guidance test. This loan failed the points and fees test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Virginia. The following state disclosures are missing from the loan file. 1.VA Application Disclosure 2.Choice of Settlement Agent Disclosure 3.Disclosure of Charges For Appraisal or Valuation 4.Copy of Appraisal or Statement of Appraised Value 5.Affiliated Business Disclosure  ."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx.xxhe chain of the assignment has not been completed. The latest assignment is with xx
There is a junior xx in the favor of the xx in the amount of xx which was recorded on xx/xx/2009.
There is an HOA lien in the favor of xx. in the amount of $xxx was recorded on xx/xx/2019.
The annual installment of combined jurisdiction tax of 2019 has been paid in the amount of  $xxx/xx/2019.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is delinquent with the loan for one month. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in bankruptcy and the last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected is in the amount of xx.
The loan modification agreement was made between (borrower) xx on xx/xx/2014.
The subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure action was initiated on the loan in past. As per servicing comment dated xx/xx/2019, foreclosure referral to attorney was completed on xx/xx/2019. Comment dated xx/xx/2019 shows that scheduled foreclosure sale date of xx/xx/2019 canceled due to bankruptcy filing by the borrower. No further evidences have been found regarding current foreclosure status.
Bankruptcy Comments:According to xxx Report, xx had filed bankruptcy under chapter 13 with case# xx on xx/xx/2019. POC was filed by the creditor on xx/xx/2019 with the secured claim in the amount of xx and with arrearage in the amount of xx. The chapter 13 plan was filed on xx/xx/2019 and it was confirmed on xx/xx/2019. According to this confirmed plan subject creditor's claim arrearage will be paid through the bankruptcy in the amount of xx. The date of the last filing is xx/xx/2020. No further evidences are available regarding current bankruptcy status.	This loan modification agreement was made between xx
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 4.25% and new P&I is in the amount of $xxxnning from xx/xx/2014. The maturity is xx/xx/2054. The interest bearing amount is xx and deferred balance in the amount of xx. There is no provision for the balloon payment.	Missing Required State Disclosures xx Insurance	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan Origination Fee Test: FAIL Loan Data $xxxarison Data $xxxance +$xxxhis loan failed the loan origination fee test.
The loan origination fee is greater than 1% of the original principal amount. Mortgagors may not be charged an origination fee greater than one percent on forward mortgages."
* MI, FHA or MIC missing and required (Lvl 2)     "MI Certificate is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia state. The following disclosures are missing from the loan file.
Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
								Disclosure of Additional Fees"		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per review of latest updated title report dated xx/xx/2020 the subject xx was originated on xx.00 in favor of ‘xx’ which was recorded on xx/xx/2004 under xx
 The chain of assignment has not been completed as the xx is currently with ‘xx. The last assignment should be with ‘xx
No prior taxes have been found.

The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2020 to till date. The loan has been in delinquency for more than 2 Months. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 10.60% and P&I is $xxx which was applied for the due date of xx/xx/2020. The payment history reflects current unpaid principal balance is in the amount of xx.
Collections Comments:Comments:
xx

The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2020 to till date. The loan has been in delinquency for more than 2 Months. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 10.60% and P&I is $xxx which was applied for the due date of xx/xx/2020. The payment history reflects current unpaid principal balance is in the amount of xx.
No comments have been found regarding foreclosure proceedings.
As per xxx report borrower did not file bankruptcy since loan origination.
The reason for default is not mentioned in available servicing comments.
The property is owner occupied and no visible damages were reported.
The comments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Right of Rescission	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed.
According to the appraisal report dated xx/xx/2004, the subject property type is Manufactured Home and VIN number is not available. However, the Affidavit of Affixation is not available in the loan file. The abstracted search report attached with updated title dated xx/xx/2020 shows that subject property is Manufactured Home and VIN # xx. The tax search report shows separate tax assessment for land and improvements. The ALTA 7 Endorsement is not attached with the final title policy but schedule B reflects the policy doesn't cover manufactured home. However, the VIN number is not available in the legal description of the subject xx. Also property xxx Report (xx shows that subject property type is ‘Manufactured Home’. We are unable to verify whether the subject property has been attached to the land or not."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Fee Itemization and Estimated HUD-1 is missing from the loan file."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan type is coventional with ARM rate. The required loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in CA State. The following disclosures are missing from the loan file.
Impound Account Disclosure
Cosigner Notice
Private xx Insurance Disclosure
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2005.
The chain of assignment has not been completed. Currently, the assignment is from xx
There is one junior xx against the subject property in the favor of xx for the amount of xx which was recorded on xx/xx/2005.
No, any active liens and judgments have been found.
Tax certificate is required.
According to the payment history as of xx/xx/2020, the borrower is making the regular payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxwith an interest rate of 10.450%. The new UPB is does not reflected in the available payment history. As per the tape data as of xx/xx/2020, the next due date is xx/xx/2020 and the last payment was received on xx/xx/2020. The new UPB is reflected in the amount of xx.

Collections Comments:The loan present status is performing.
According to the payment history as of xx/xx/2020, the borrower is making the regular payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxwith an interest rate of 10.450%. The new UPB is does not reflected in the available payment history. As per the tape data as of xx/xx/2020, the next due date is xx/xx/2020 and the last payment was received on xx/xx/2020. The new UPB is reflected in the amount of xx.
The loan was not modified since origination.
The borrower did not file bankruptcy yet.
No, any foreclosure activity has been found.
The subject property occupancy is unable to be determined. No, any damage and repairs have been found.
The comments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.

Update:No additional information was found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Final Truth in Lending Discl. Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.571%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: Loan data: 0.000%, Comparison data: 6.571%, Variance: -6.571%"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosure is missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private xx Insurance Disclosure
4. Earthquake Disclosure for Condominiums
5. Hazard Insurance Disclosure
6. Insurer Recommendation Disclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value unable to be determined in the available loan files."
* Property is Manufactured Housing (Lvl 2)     "As per the appraisal report dated xx/xx/2005 (xx, the subject property type is manufactured home. Also, the tape data shows the subject property type is manufactured home. According to the updated title report dated xx/xx/2020, the subject property type is manufactured home with VIN# S xx and the model/year is Champion xx The tax certificate shows the subject property type as manufacture home and the separate tax assessment for land and improvements. However, the notice of manufactured home or commercial coach installation on foundation system document is available and located at xx The Affidavit of Affixation is not available in the loan file. Also, the Final title policy does not show the any ALTA endorsement for this manufactured housing xx
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "The settlement date is xx/xx/2005 and the note date is xx/xx/2005 which is different from the note date."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report dated xx/xx/2020 shows that, subject xx with (borrowers) xx
Chain of assignment has not been completed, last assignee xx is missing and the last assignment was done from xx

There is one civil judgment against the borrower in the favor of xx. in the amount of $xxxcorded on xx/xx/2014.
There is one State Tax Lien against the borrower in the favor xx in the amount of $xxxcorded on xx/xx/2017.
There are two Child Support liens against the borrower in the favor of xx, recorded on xx/xx/2017 and xx/xx/2017.
First and second xx taxes for the year 2019 have been paid in the amount $xxxh. Annual tax amount is $xxx delinquent taxes have been found.
Current ownership of the subject property is vesting in the name xx
According to the payment history as of xx/xx/2020, the borrower is current. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments: As per servicing comments, the loan is current. According to the payment history as of xx/xx/2020, the borrower is current. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx. Information regarding reason for default is not available in latest servicing comments. Borrower is making payment as per modification agreement dated xx/xx/2014. Information regarding foreclosure is not available in latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was done between xx. Reason for modification is financial hardship. As per modification, unpaid principal balance is xx. Borrower promises to pay UPB with interest rate 3.50% and P&I $xxx beginning on xx/xx/2014. New maturity date is xx/xx/2039. There are 5 steps of modification. Borrower promises to pay and the 1st step is $xxx monthly with a modified interest rate 3.50% beginning from xx/xx/2014, 2nd step is $xxx monthly with a modified interest rate 4.50% beginning from xx/xx/2019, 3rd step is $xxx monthly with a modified interest rate 5.50% beginning from xx/xx/2020, 4th step is $xxx monthly with a modified interest rate 6.50% beginning from xx/xx/2021, 5th step is $xxx monthly with a modified interest rate 7.50% beginning from xx/xx/2022 with a maturity date xx/xx/2039.	Affiliated Business Disclosure
ARM Rider
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Prepayment Penalty Rider
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Fee Itemization and Estimated HUD are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "ARM loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosures are missing in the loan file. 1. Impound Account Disclosure 2. Cosigner Notice 3. Private xx Insurance Disclosure 4. Earthquake Disclosure forCondominiums 5. Hazard Insurance Disclosure 6. Insurer RecommendationDisclosure 7. CA Fair Lending Notice 8. Anti-Tying Disclosure 9. Privacy Notice 10. Notice of Right to Copy of Appraisal 11. Application for Credit-Married Persons 12. Fair Debt Collection Notice 13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* xx - Missing required ARM Rider (Lvl 2)     "ARM Rider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm Operative Index Value as supportive documents are missing from loan files."
* Prepayment Rider Missing (Lvl 2)     "Prepayment Rider is missing from the loan file."
* Property is Manufactured Housing (Lvl 2)     "As per appraisal report, subject property is Manufactured Housing. However as per certificate of affixation recorded on xx/xx/2005 xx manufactured home has attached with fix foundation."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with xx
The chain of assignment has been completed. Currently, the xx is with xx
There is an active civil judgment against the borrower which was recorded on xx/xx/2018 in the amount of $xxxxx
1st and 2nd installments of xx taxes for the year 2019-2020 have been paid in the total amount of $xxx	According to the payment history as of xx/xx/2020, the borrower has been current with the loan. The last payment was received on xx/xx/2020 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the tape data is in the amount of xx.	Collections Comments:As per the Servicing comments, the loan is currently performing.
 According to the payment history as of xx/xx/2020, the borrower has been current with the loan. The last payment was received on xx/xx/2020 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the tape data is in the amount of xx.
No latest servicing comment or xxx Reports have been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2014 between the borrower xx
The new principal balance is in the amount of xx and the borrower promise to pay the new P&I $xxx with the interest rate steps up in 5 steps beginning with 5.95% and ending at 9.95%. The modification first payment was due on xx/xx/2014. The maturity date is xx/xx/2049. The interest bearing amount is xx. Previously the loan was modified in the year of 2009, 2011 and 2012.
Affiliated Business Disclosure Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with itemization are missing from the loan file. However, values are updated as per the preliminary HUD located at xx	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
Loan Data: 0.000% Comparison Data: 10.811% Variance: -10.811%
The annual percentage rate (APR) is 10.811%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosure is missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private xx Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed.
As per Appraisal report located at xx the subject property type is Manufactured Home. The ALTA 7 Endorsement is not attached with the final title policy. As per the updated title report dated xx/xx/2020, the VIN xx and Make/Model/Year is xx. However; as per the Mobile Home Installation document located at “xx”, the subject property is affixed to permanent foundation."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020 the subject xx was originated on xx.00 which was recorded on xx/xx/2005 with xx
The Chain of Assignments has not been completed. Currently, the assignment of xx is with xx

There is one mechanics lien against the subject property. The lien is in favor of xx in the amount of xx which was recorded on xx/xx/2020.

The xx 1st installment taxes for the year 2020 have been paid in the amount of $xxxxx/xx/2020 and 2nd installment taxes for the year 2020 are due in the amount of $xxxxx/xx/2020. No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. As per the seller’s tape data, the UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the borrower is performing with the loan. According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. As per the seller’s tape data, the UPB reflected is in the amount of xx. The loan has been modified on xx/xx/2019 the borrower promised to pay the new modified P&I of $xxx with new interest rate 8.950 % beginning from xx/xx/2019 to the new maturity date of xx/xx/2048. The reason for default is unable to be determined from the latest collection comments. No comments found regarding bankruptcy or foreclosure in recent collection comments. The xxx Report dated xx/xx/2020 states the subject property is occupied by the owner and the subject property is in average condition with no repairs note at the time of inspection. There are no comments found related to the borrower’s income impacted by the covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan workout agreement & Amendment to modification agreement was made between xx with the new modified unpaid principal balance is unable to be determined. The borrower promises to pay P&I in the amount of $xxx with interest rate starting at 8.950% beginning from xx/xx/2019 and the maturity date will be xx/xx/2049. The loan was modified twice since origination.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD 1 is not signed by the borrower."	* Application Missing (Lvl 2) "The final loan application form is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA APR Test: FAIL Loan Data : 0.000%   Comparison Data : 7.823%    Variance : -7.823%"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 7.823%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "An operative index value is unable to be confirmed from the loan files."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed.
According to an appraisal report located at “xx”, the subject property type is manufactured home. The ALTA-7 endorsement for a manufactured home is not incorporated with the final title policy. Also, the VIN# is not available in the legal description of the recorded xx. However, as per the document located at “xx” states the subject property has been affixed to the real property."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "The final HUD 1 shows that the settlement date is xx/xx/2005 which is different from the note date xx/xx/2005."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per review of latest updated title report dated xx/xx/2020 the subject xx was originated on xx.00 in favor of ‘xx
 The chain of assignment has not been completed as the xx is currently with ‘xx
No active judgments or lien have been found against the borrower or subject property.
No prior taxes have been found.
The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2020 to till date. The loan has been in delinquency for more than 1 Month. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 8.15% and P&I is $xxx which was applied for the due date of xx/xx/2020. The provided tape data of payment history as of xx/xx/2020 reflects current unpaid principal balance is in the amount of xx.	Collections Comments:Comments:
xx

The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2020 to till date. The loan has been in delinquency for more than 1 Month. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 8.15% and P&I is $xxx which was applied for the due date of xx/xx/2020. The provided tape data of payment history as of xx/xx/2020 reflects current unpaid principal balance is in the amount of xx.
As per xxx the ‘xx (Debtor) had filed bankruptcy under chapter 7 on xx/xx/2020 with Case #xx. No distribution towards creditor. The debtor was discharged on xx/xx/2020 and the bankruptcy was terminated on xx/xx/2020.
No comments have been found regarding foreclosure proceedings.
The reason for default is not mentioned in available servicing comments.
The property is owner occupied and no visible damages were reported.
The comments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx the xx (Debtor) had filed bankruptcy under chapter 7 on xx/xx/2020 with Case #xx. No distribution towards creditor. The debtor was discharged on xx/xx/2020 and the bankruptcy was terminated on xx/xx/2020.
The loan was modified on xx/xx/2018 with new principal balance of xx and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the new modified P&I of $xxx with the new fixed interest rate of 8.130% beginning from xx/xx/2018 to the new maturity date of xx/xx/2035.
Affiliated Business Disclosure
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are also missing from the loan file."
* Property is Manufactured Housing (Lvl 3) "According to the appraisal report xx dated xx/xx/2005, the subject property type is Manufactured Home. However, the Affidavit of Affixation is not available in the loan file. The tax search report shows separate tax assessment for land and improvements. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN number is not available in the legal description of the subject xx. However, the Final Title Policy shows that the 433A Notice of Manufactured Home installed on a permanent foundation was recorded in the office of the xx recorder on xxx5, xx	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in CA State. The following disclosures are missing from the loan file.

Impound Account Disclosure
Cosigner Notice
Private xx Insurance Disclosure
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report dated xx/xx/2020 shows that, subject xx with (borrower) xx
Chain of assignment has not been completed; last assignee xx
There is one IRS lien against the borrower in the favor ofxx in the amount xx, recorded on xx/xx/2014.
Annual xx taxes for the year 2019 have been delinquent in the amount $xxxirst installment of xx taxes for the year 2020 have been delinquent in the amount $xxxnual tax amount is $xxxurrent ownership of the subject property is vesting in the name xx
According to the payment history as of xx/xx/2020, the borrower is current. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx. Borrower is making payment as per ARM change notice which is located at “xx	Collections Comments: As per servicing comments, the loan is current. According to the payment history as of xx/xx/2020, the borrower is current. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
Information regarding reason for default is not available in latest servicing comments.
Information regarding foreclosure is not available in latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	3: Curable	* Not all borrowers signed HUD (Lvl 3) "HUD-1 is not signed by borrower."	* Application Missing (Lvl 2) "Loan Application is missing from loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA APR Test"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test

The annual percentage rate (APR) is 11.216%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

Loan Data: 0.000%,  Comparison Data: 11.216%,  Variance: -11.216%."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Washington. The following required State Disclosures are missing in the loan file.

1. xx Loan Servicing Disclosure
2. Choice of Insurance Notice
3. PurxxxMoney Residential xx Loan Closing Valuation Disclosure
4. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm operative index value as supportive documents are missing from loan files."
* Property is Manufactured Housing (Lvl 2)     "The subject property is a Manufactured Home and there is a recorded copy of Manufactured Home Application (xx The Appraisal report at origination is showing that the subject property has been attached to the permanent foundation system and towing wheels and axles have been removed."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of Rescission document is missing from the loan file"
								* Settlement date is different from note date (Lvl 2) "As per Note, loan origination date is xx/xx/2005 however settlement date mentioned on HUD-1 is xx/xx/2005."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with xx. The chain of assignment is incomplete. There is a break in xx assignment from xx recorded on xx/xx/2009. No active judgment or lien has been found. Tax Status: First xx taxes of 2019 have been paid in the amount of $xxxcond xx taxes of 2019 are delinquent in the amount of $xxxch are good through on xx/xx/2020.	The payment history dated as of xx/xx/2020 reveals that the loan is current. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 7.20%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/2020 reflects the UPB in the amount of xx. The nest due date is xx/xx/2020 and last payment was made on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections and currently in performing status. The payment history dated as of xx/xx/2020 reveals that the loan is current. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 7.20%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/2020 reflects the UPB in the amount of xx. The nest due date is xx/xx/2020 and last payment was made on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020. According to the xxx, the borrower xx had filed bankruptcy under chapter- 7 with the case# xx on xx/xx/2009. This case was discharged on xx/xx/2010 and terminated xx/xx/2010. No foreclosure proceedings have been found. According to collection comment, no damages or repairs have been found.

Update:As per servicing comment dated xx/xx/2022, the borrower filed for bankruptcy under Chapter 7 with case# xx on xx/xx/2019, discharged on xx/xx/2019, and closed on xx/xx/2019. Further details were not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed bankruptcy under chapter- 7 with the case# xx on xx/xx/2009. Schedule D in xxx dated xx/xx/2014 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. This case was discharged on xx/xx/2010 and terminated xx/xx/2010.	This modification agreement was made between xx. As per the modified term, the new principal balance is Unavailable. The borrower promises to pay $xxxmonthly with a modified interest rate of 7.20% beginning from xx/xx/2015 with a maturity date of xx/xx/2048. This loan modification hasn’t balloon provision.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file.The values are updated from Estimated HUD-1 located at#xx	* Application Missing (Lvl 2) "Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "GSE (xx public guidelines) Points and Fees Test: Result: FAIL; Laon Data: $xxx00; Comparison Data: $xxx00; Variance: +$xxx. This loan failed the points and fees test. The points and fees charged to the borrower exceed the greater of 5% of the xx amount or $xxx"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "• Subject property is located at CA State. However following state disclosures are missing from the loan file. • Impound Account Disclosure • Cosigner Notice • Private xx Insurance Disclosure • Earthquake Disclosure forCondominium • Hazard Insurance Disclosure • Insurer RecommendationDisclosure • CA Fair Lending Notice • Anti-Tying Disclosure • Privacy Notice • Notice of Right to Copy of Appraisal • Application for Credit-Married Persons • Fair Debt Collection Notice • Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
* Property is Manufactured Housing (Lvl 2)     "According to appraisal (xx, the subject property is manufactured house. Neither VIN# number is listed in the xx legal nor short form title policy at origination shows Alta7 endorsement attached with it. As per updated title report dated xx/xx/2020, the model is xx. Affixture Affidavit xx) was recorded on xx/xx/2006 with xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "As per Estimated HUD-1 the settlement date is xx/xx/2006 which is diffrent from note date xx/xx/2006."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020 the subject xx was originated on xx.00 which was recorded on xx/xx/2006 with xx The Chain of Assignments has not been completed. Currently, the assignment of xx No active judgments or liens have been found against the borrower/subject property. The xx 1st installment taxes for the year 2019/2020 are delinquent in the amount of $xxxxx/xx/2019 and 2nd installment taxes for the year 2019/2020 are delinquent in the amount of $xxxxx/xx/2020. The good through date is xx/xx/2020.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. As per the seller’s tape data, the UPB reflected is in the amount of xx. The borrower has been making payments as per the ARM change notice located at xx	Collections Comments:As per the review of collection comments, the borrower is performing with the loan. According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. As per the seller’s tape data, the UPB reflected is in the amount of xx. The borrower has been making payments as per the ARM change notice located at “xx”. The reason for default is unable to be determined from the collection comments. No comments found regarding bankruptcy or foreclosure in recent collection comments. The comment dated xx/xx/2020 shows that borrower is rexxed for better option and also same comment reflect covid-19 flag was set to 1. As per comment dated xx/xx/2020, the customer sent Covid-19 forbearance plan rexx form. The collection comment dated xx/xx/2020 states late charges had skipped for covid-19 relief. However, the collection comment dated xx/xx/2020 states covid-19 flag was set to 0. Also tape data reflects the borrower’s income has been impacted due to COVID-19. No further details have been found. The xxx Report dated xx/xx/2020 states the subject property is occupied by the owner and the subject property is in fair However, the amount of $xxx00 is mentioned for yard clean up.

Update:No additional information was found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is missing from the loan file. However, the points and feed are updated from itemization (xx	* Application Missing (Lvl 2) "The final loan application form is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The subject property appraisal report at origination is missing from the loan files."
* Operative index value is unable to confirm (Lvl 2)     "An operative index value is unable to be confirmed from the loan files."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed.
According to an appraisal report located at “xx”, the subject property type is manufactured home. The ALTA-7 endorsement for a manufactured home is not incorporated with the final title policy. Also, the VIN# is not available in the legal description of the recorded xx. However, the appraisal report dated xx/xx/2006 states the subject property has been affixed to the permanent foundation. Also, there is evidence of affixation found at “xx
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00, with xx
The chain of assignment has not been completed; currently the assignment is with xx

There are no active lien and judgments against the borrower.

The 1st installment xx taxes for the year of 2020 have been delinquent in the amount of $xxx good through date is xx/xx/2020 and the 2nd installment xx taxes for the year of 2020 due on xx/xx/2020 in the amount of $xxxccording to the updated title report dated xx/xx/2020, the Sheriff’s Deed made on xx/xx/2009 and recorded on xx/xx/2009. According to this deed property ownership transferred to xx. However, the Quitclaim Deed made on xx/xx/2009 and recorded on xx/xx/2010. According to this HOA lien holder transferred title back to borrower after sheriff’s Deed.
According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 02 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the comment history, the loan is in collection.
According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 02 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/2020, the servicer offered modification plan to the borrower but still borrower not accepted this modification plan.
As per servicing comments, unable to be determined the reason for default.
 There is no evidence has been found of damage or repairs in the latest servicing comments.
No foreclosure activity has been found.
There is no evidence has been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding Covid-19 impact in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "ComplianceEase Risk Indicator is "Elevated" due to:

This loan failed the points and fees test. (xx Lender Letter Ann. 06-04)
The points and fees charged to the borrower exceed the greater of 5% of the xx amount or $xxx

GSE (xx public guidelines) Points and Fees Test: FAIL
Loan Data: $xxx20
Comparison Data: $xxx00
Variance: +$xxx
This loan failed the points and fees test. (Freddie Mac Industry Letter xx/xx/2009)
The points and fees charged to the borrower exceed 5% of the xx amount, or $xxxfor xx amounts of xx or less.
Note, no more than two "Bona Fide - GSE" discount points are excluded from the calculation of the points and fees for purposes of this test.
GSE (Freddie Mac public guidelines) Points and Fees Test: FAIL
Loan Data: $xxx20
Comparison Data: $xxx00"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Washington. The following required State Disclosure is missing in the loan file.
1. Construction Lien Disclosure
2. xx Loan Servicing Disclosure
3. Choice of Insurance Notice
4. PurxxxMoney Residential xx Loan Closing Valuation Disclosure
5. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to confirm in the loan file."
* Property is Manufactured Housing (Lvl 2)     "Home has been affixed to the land.
According to the Appraisal report dated xx/xx/2006 located at “xx” the subject property type is manufactured home. The Alta-7 endorsement for manufactured home attached with the title policy located at “xx. The legal of xx does not reflect VIN number; however, as per the Manufactured Home Application located at “xx” of mobile home attached with the real estate has been permanently affixed to the land with xx
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "As per note date is xx/xx/2006. ROR transaction date is xx/xx/2006 and Expiration date is xx/xx/2006. Hence, ROR transaction dates not consistent with note."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the Pro-title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of assignment has not been completed. The current assignment is with xx
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the payment is7/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx94, which was applied for xx/xx/2020. The P&I is in the amount of $xxx94. The current UPB reflected in the tape of the payment history is in the amount of xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the payment is7/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx94, which was applied for xx/xx/2020. The P&I is in the amount of $xxx94. The current UPB reflected in the tape of the payment history is in the amount of xx.
The reason for default is unable to be determined.
No evidences have been found regarding borrower occupancy and damages/repairs in the comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx report, the borrower xx had filed the bankruptcy chapter-7 with case # xx on xx/xx/2020. The date of last filing is xx/xx/2020 for 'Notice of Trustee's Motion to Dismiss'. Currently loan is in active BK case.
This modification agreement made between borrower xx. As per the modified term, the new principal balance is unavailable. The borrower promises to pay P&I in the amount $xxx94 monthly with modified interest rate of 9.500 % beginning from xx/xx/2016 with a maturity date of xx/xx/2039.
The prior modifications were done on xx/xx/2020, xx/xx/2012 and xx/xx/2013.
Credit Application	3: Curable	* Property is Manufactured Housing (Lvl 3) "Home has not been affixed.
As per appraisal report dated xx/xx/2006 located at (xx, the subject property type is manufactured home. As per tape, the subject property type is manufactured home. Also, as per xxx Report dated xx/xx/2018 located at (xx), the subject property is a Manufactured Housing/Mobile home. The Alta-7 endorsement for manufactured home does not attached with the title policy. Also, the VIN# is not available in the legal description of the recorded xx. A collections comment does not reflect any information regarding Manufactured Housing whether it is attached to a permanent foundation system or not. However, Schedule B Part I point #6 of TPOL located at xx shows that a manufactured home or commercial Coach, installed on a permanent foundation system, which was recorded on xx/xx/1986 with instrument #xx. But, no affixation has been found in the loan file or Updated title report. Hence, it is unable to determine whether the home has been attached to the permanent foundation."	* Application Missing (Lvl 2) "The Final Application/1003 is missing from the loan file."
* Not all borrowers signed HUD (Lvl 2)     "Final HUD is not signed by borrowers."
* Operative index value is unable to confirm (Lvl 2)     "We are unable to determine the operative index value from the loan file."
								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "As per Note, the loan was originated on xx. However, the settlement date is different from the note date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report dated xx/xx/2020 shows that, subject xx with (borrowers) xx
Chain of assignment has not been completed; last assignee xx is missing and the last assignment was done from xx

Any active judgment or lien has not found.
Second installment of xx taxes for 2019/2020 have been paid in the amount $xxxnual tax amount is $xxx delinquent taxes have been found.
Current ownership of the subject property is vesting in the name xx	According to the payment history as of xx/xx/2020, the borrower is current. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per servicing comments, the loan is current. According to the payment history as of xx/xx/2020, the borrower is current. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
Information regarding reason for default is not available in latest servicing comments.
Borrower is making payment as per modification agreement dated xx/xx/2017.
Information regarding foreclosure is not available in latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was done between xx. Reason for modification is financial hardship. As per modification, unpaid principal balance is xx. Borrower promises to pay UPB with interest rate 4.00% and P&I $xxx beginning on xx/xx/2017. New maturity date is xx/xx/2036.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Right of Rescission Test"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Right of Rescission Test
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosures are missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private xx Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "Operative Index Value is unable to confirm as supportive documents are missing from the loan files."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed. As per appraisal report located at "xx" states that the subject property is a manufactured home. But the final title policy endorsement states that at the time of origination home was single family. As per Notice of Manufactured Home Installation on a Foundation System dated xx/xx/2004 is located at "xx" states that subject property has been attached with permanent foundation."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing form loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of assignment has not been completed. The current assignment is with xx
There are two civil judgments against the borrower in the total amount of $xxxh different plaintiffs.
The annual xx taxes for the year of 2020 are paid in the amount of $xxx	The review of updated payment history as of xx/xx/2020 shows that the borroer is current with the loan and the next due date of payment is xx/xx/2020. The last payment (P&I) was received on xx/xx/2020 in the amount of $xxx which applied for xx/xx/2020. The current P&I is $xxx with an interest rate of 11.000%. The UPB as of the date is mentioned in the updated payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The review of updated payment history as of xx/xx/2020, the subject loan is currently delinquent for 0 month and the next due date of payment is xx/xx/2020. The last payment (P&I) was received on xx/xx/2020 in the amount of $xxx which applied for xx/xx/2020. The current P&I is $xxx with an interest rate of 11.000%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xxx57.
No any damages have been found to the subject property. The subject property is owner occupied. No comment found stating that the borrower’s income is impacted due to Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application /1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.

The loan data is 0.000%, the comparison data is 11.748%, and the variance is -11.748%.

The annual percentage rate (APR) is 11.748%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
This loan is failed for"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Washington. The following required State Disclosure is missing in the loan file.
1. Construction Lien Disclosure
2. xx Loan Servicing Disclosure
3. Choice of Insurance Notice
4. PurxxxMoney Residential xx Loan Closing Valuation Disclosure
5. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Property is Manufactured Housing (Lvl 2)     "As per appraisal report dated xx/xx/2006 show the subject property type is ‘Manufactured Home’. The xx was originated on xx. As per the title examination document located at (xx), the home is affixed to the permanent land and the VIN# is xx The endorsement attached to the final title policy (xx) also shows that the subject property is single family residence. According to latest xxx Report dated xx/xx/2019 located at "xx)", the subject property type is single family dwelling."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "The settlement date "xx/xx/2006" on HUD-1 is does not match with note/closing date "xx/xx/2006"."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx.

The chain of the assignment has not been completed. The current assignment is xx

No active liens and judgments have been found.

xx 1st and 2nd installment of tax for the year of 2019-2020 has been paid in the amount of $xxx $xxxxx/xx/2019 and xx/xx/2020.

No prior years delinquent taxes have been found.	According to the payment history as ofxx/xx/2020, the borrower is current with the loan. The last payment was received date is xx/xx/2020. The payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The borrower is current with the loan. According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received date is xx/xx/2020. The payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx. The property is owner occupied and in good condition. No comments pertaining damage to the property were observed.

Update: No additional information was found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between Lender xx. As per the modified term, the new principal balance is xx. The borrower promises to pay $xxx monthly with a modified interest rate of 6.650 % beginning from xx/xx/2014 with a maturity date of xx/xx/2036. The modification is taken further into 5 steps. The loan was modified 3 times.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrower."	* Application Missing (Lvl 2) "The Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "GSE (Based on xx Lender Announcements and Lender Letters)
GSE (xx public guidelines) Predatory Lending Guidance: FAIL
GSE (Based on xx Lender Announcements and Lender Letters)
This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the allowable points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences.

GSE (xx public guidelines) Points and Fees Test: FAIL
This loan failed the points and fees test. (xx Lender Letter Ann. 06-04) FAIL
The points and fees charged to the borrower exceed the greater of 5% of the xx amount or $xxx

GSE (Based on Freddie Mac Guide Bulletins and Industry Letters)
GSE (Freddie Mac public guidelines) Predatory Lending Guidance: FAIL
This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences.

GSE (Freddie Mac public guidelines) Points and Fees Test: FAIL
This loan failed the points and fees test. (Freddie Mac Industry Letter xx/xx/2009)
The points and fees charged to the borrower exceed 5% of the xx amount, or $xxxfor xx amounts of xx or less.
Note, no more than two "Bona Fide - GSE" discount points are excluded from the calculation of the points and fees for purposes of this test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosure is missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private xx Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "As per HUD-1 settlement date is xx/xx/2006, which is different from note date. The original note date xx/xx/2006."
								* TIL not hand dated (Lvl 2) "TIL is not hand dated by borrower."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active junior xx against subject property which is in the amount of xx recorded on xx/xx/2015 and originated by xx
There is active state tax lien against the borrower which is in the amount of $xxxorded on xx/xx/2012 and filed by xx
There is active IRS lien against the borrower which is in the amount of $xxxcorded on xx/xx/2019 and filed by xx. The SSN# which is available on the document doesn’t not match with borrower SSN#.
No delinquent taxes have been found for the prior years.
Review of updated payment history as of xx/xx/2020, the loan is performing and the next due for regular payment is xx/xx/2020. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB as of the date is in the amount of xx.	Collections Comments:Review of updated payment history as of xx/xx/2020, the borrower performing and the next due for regular payment is xx/xx/2020. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB as of date is in the amount of xx
No evidences have been found in the latest 24 months servicing comments regarding foreclosure proceedings and active Bankruptcy.

Update: No additional information was found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2015 with the 5 step amortization with the new principal balance of xx .The borrower promises to pay the initial step P&I of $xxx with the new initial step interest rate of 3.000% beginning from xx/xx/2015 and the new maturity date is xx/xx/2048.	Affiliated Business Disclosure HUD-1 Closing Statement Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file however, Fee itemization is available in the loan file."	* Missing Appraisal (Lvl 2) "An appraisal report at origination is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL document is not hand dated by borrowers."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2020, the subject xx was recorded on xx/xx/2006 with the lender as xx in the amount of xx.
The chain of assignment has been completed and the current assignee is xx
There is junior xx which was recorded on xx/xx/2006 in the amount of xx in the favor of xx.
The subject xx is at second lien position as there is one Water/Sewer Lien against the subject property in the total amount of $xxxch was recorded on xx/xx/2013 in favor of xx. The subject property is located in State of CA. The subject property can be getting foreclosed due to above unpaid lien. This can be cured by paying off the above unpaid lien with late charge and fees..
The 2019-20 taxes have been paid in the amount of $xxx	As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020 with P&I $xxx and rate of interest 10.550%. The next due date is xx/xx/2020. However the provided tape data as of xx/xx/2020 reflects that last payment was received on xx/xx/2020 for the due date of xx/xx/2020. As per provided tape data as of xx/xx/2020 the current UPB is xx.	Collections Comments:As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020 with P&I $xxx and rate of interest 10.550%. The next due date is xx/xx/2020. However the provided tape data as of xx/xx/2020 reflects that last payment was received on xx/xx/2020 for the due date of xx/xx/2020. As per provided tape data as of xx/xx/2020 the current UPB is xx.
The loan has been modified once since origination.  The modification agreement was made on xx/xx/2019 with Fixed Amortization. The new principal balance is xx. Borrower promised to pay P&I in the amount of $xxx with new interest rate of 10.550%. The first payment had begun from xx/xx/2019 and ends with the maturity date of xx/xx/2049.

As per review of latest updated title report dated xx/xx/2020 there is one Water/Sewer Lien against the subject property in the total amount of $xxx which was recorded on xx/xx/2013 in favor of xx. The subject property is located in State of CA. The subject property can be getting foreclosed due to above unpaid lien. This can be cured by paying off the above unpaid lien with late charge and fees.

No evidences have been found regarding foreclosure proceedings.
Borrower "xx" had filed chapter 7 bankruptcy on xx/xx/2014 with the case # xx. The xxx was filed by subject creditor on xx/xx/2015. The case has been discharged on xx/xx/2015 and it was terminated on xx/xx/2018.

Borrower is retired person.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower xx had filed chapter 7 bankruptcy on xx/xx/2014 with the case # xx. The xxx was filed by subject creditor on xx/xx/2015. The case has been discharged on xx/xx/2015 and it was terminated on xx/xx/2018.	The loan has been modified once since origination. The modification agreement was made on xx/xx/2019 with Fixed Amortization. The new principal balance is xx. Borrower promised to pay P&I in the amount of $xxx with new interest rate of 10.550%. The first payment had begun from xx/xx/2019 and ends with the maturity date of xx/xx/2049.	Affiliated Business Disclosure Origination Appraisal	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not executed by the borrower."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "Appraisal Report at origination is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm the operativeindex value due to missing documents."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed. According to the appraisal report located at “xx, the subject property type is Manufactured Home. The ALTA 7 Endorsement is not attached with the final title policy. The VIN number is not available with the legal description of recorded xx. The updated title report dated xx/xx/2020 shows VIN# xx The affixation affidavit which was recorded on xx/xx/2006 under xx states that this document is indexed by the xx recorder to named the owner of real property. The latest tax assessor report with UT shows property type as Manufactured Home on foundation."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated disclosure is missing in the loan file."
* Settlement date is different from note date (Lvl 2)     "The note date is xx/xx/2006; however, the settlement date is xx/xx/2006."
								* TIL not hand dated (Lvl 2) "Final TIL is not signed by the borrower."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 in favor of xx
The chain of assignment has not been completed as the xx is currently with ‘xx
There is an active junior xx originated on xx.00 in favor of xx

There is an active junior xx originated on xx.00 in favor of xx

There are three active State Tax Liens against subject borrower in the total amount of $xxxd by “xx" and it was recorded on xx/xx/2014 and xx/xx/2018.
There is special tax lien against the subject property in the amount of $xxxch was recorded on xx.
No prior year delinquent taxes have been found.

The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2019 to till date. The loan has been in delinquency for more than 12 Months. The last payment was received on xx/xx/2020 in the amount of $xxx14 with interest rate of 7.505% and P&I is $xxx14 which was applied for the due date of xx/xx/2020. The provided tape data of payment history as of xx/xx/2020 reflects current unpaid principal balance is in the amount of xx.
Collections Comments:Comments:
xx
The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2019 to till date. The loan has been in delinquency for more than 12 Months. The last payment was received on xx/xx/2020 in the amount of $xxx14 with interest rate of 7.505% and P&I is $xxx14 which was applied for the due date of xx/xx/2020. The provided tape data of payment history as of xx/xx/2020 reflects current unpaid principal balance is in the amount of xx.

The joined debtor xx had filed Bankruptcy under chapter-13 on xx/xx/2008 with the Case#xx. The POC was filed on xx/xx/2008 with the secured claim of xx with an arrearage of $xxx04. The plan was filed on xx/xx/2008. The amended plan was filed on xx/xx/2008 and it was confirmed on xx/xx/2008. Trustee’s final report was filed on xx/xx/2013 shows that debtor had paid the arrearage in amount of $xxx24 towards creditor.  The debtors were discharged on xx/xx/2013 and the bankruptcy was terminated on xx/xx/2018.

No comments have been found regarding foreclosure proceedings.

The reason for default is not mentioned in available servicing comments.
The property is owner occupied and no visible damages were reported.
The comments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.

Update: No additional information was found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The joined debtor xx had filed Bankruptcy under chapter-13 on xx/xx/2008 with the Case#xx. The POC was filed on xx/xx/2008 with the secured claim of xx with an arrearage of $xxx04. The plan was filed on xx/xx/2008. The amended plan was filed on xx/xx/2008 and it was confirmed on xx/xx/2008. Trustee’s final report was filed on xx/xx/2013 shows that debtor had paid the arrearage in amount of $xxx24 towards creditor. The debtors were discharged on xx/xx/2013 and the bankruptcy was terminated on xx/xx/2018.	The loan was modified on xx/xx/2015. As per modification agreement the borrower had promised to pay P&I payment in the amount of $xxx14 with the rate of 7.505% started from xx/xx/2019. The Maturity of this agreement is xx/xx/2049. The new principal balance has not been stated in mod agreement.	1-4 Family Rider Affiliated Business Disclosure Final Truth in Lending Discl. Missing Required State Disclosures Origination Appraisal	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "As per latest inspection report (xx, subject property type is commercial. The appraisal report at the origination is missing in the loan file. The tape data shows the subject property type is Commercial Property."	* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is not signed by all borrower."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Missing required 1-4 family rider (Lvl 2)     "1-4 family rider is is not attached with recorded xx."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in CA State. The following disclosures are missing from the loan file.
Impound Account Disclosure
Cosigner Notice
Private xx Insurance Disclosure
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per final HUD-1, settlement date is xx/xx/2006 which after note date."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The updated title report dated xx/xx/2020 shows the subject xx was originated on xx.
The chain of the assignment has not been completed. Currently, the assignment is with xx
No active judgments or liens have been found against the subject property and borrower.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx16, which was applied for xx/xx/2020. The P&I is in the amount of $xxx16. The current UPB reflected in the tape of the payment history is in the amount of xx till the due date of xx/xx/2020.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx16, which was applied for xx/xx/2020.  The P&I is in the amount of $xxx16. The current UPB reflected in the tape of the payment history is in the amount of xx till the due date of xx/xx/2020.
The reason for default is unable to be determined.
As per collection comment, the subject property is owner-occupied.
Update
As per the collection comment dated xx/xx/2024, the subject property was damaged on xx/xx/2024 due to a car accident that struck into the building. As per the collection comment dated xx/xx/2024, the subject property needs repair for the wall, and the estimated cost for repair is not available in the collection comment. No status was found regarding repairs being completed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx report, the borrower xx had filed the bankruptcy under chapter-13 with case #xx on xx/xx/2009. The motion for relief was filed on xx/xx/2009 and order was granted on xx/xx/2010. However, the bankruptcy was discharged on xx/xx/2010 and terminated on xx/xx/2010.	This modification agreement was signed between the borrower xx
The unpaid principal balance was xx with the interest rate 9.00%. The borrower promises to pay the monthly P&I of $xxx78 beginning from xx/xx/2016. The maturity is xx/xx/2050.
Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Origination Appraisal	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The Final HUD-1 is not signed by the borrowers."	* Application Missing (Lvl 2) "The Final Application/1003 is missing from the loan file."
* Cash out purxxx(Lvl 2)     "The purpose of transaction is purchase. As per HUD-1, there is cash out in the amount of $xxx77; however, there is no earnest deposit in HUD-1."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test.
This loan failed the GSE Points and Fees Test.
This loan failed the late fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL, Loan Data: 0.000%, Comparison Data: 10.017% & Variance: -10.017%.
This loan failed the TILA APR test.
The annual percentage rate (APR) is 10.017%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "The Final Truth In Lending is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test: - On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per HUD-1, the settlement date is xx/xx/2006; however, as per Note, the loan was originated on xx."		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the Updated title report dated xx/xx/2020 reflects that the subject xx was originated on xx. in the amount of xx, which was recorded on xx
The chain of the assignment has not been completed. Currently, the xx assignment is with xx which was recorded on xx/xx/2009.  However, this should be with xx
No active liens and judgments have been found against the borrower and the property.
xx 1st half taxes for the year of 2019 have been paid on xx/xx/2020 in the amount of $xxx 2nd half taxes for the year of 2019 have been paid on xx/xx/2020 in the amount of $xxx prior year’s delinquent taxes have been found.

According to a review of the payment history as of xx/xx/2020, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx which includes P&I $xxx with the rate of interest 11.400%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the Status of loan is currently performing. As per the payment history as of xx/xx/2020, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx which includes P&I $xxx with the rate of interest 11.400%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.
No comments have been found regarding reason for default.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "GSE (xx public guidelines) Predatory Lending Guidance: Result: FAIL
This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the allowable points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences.

GSE (xx public guidelines) Points and Fees Test: Result: FAIL Loan data: $xxx00 Comparison data: $xxx00 Variance: +$xxx
This loan failed the points and fees test.
The points and fees charged to the borrower exceed the greater of 5% of the xx amount or $xxx"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in California State. The following required state disclosures are missing from the loan file.

1. Impound Account Disclosure
2.Cosigner Notice
3.Private xx Insurance Disclosure
4.Insurer RecommendationDisclosure
5.Anti-Tying Disclosure
6.Privacy Notice
7.Notice of Right to Copy of Appraisal
8.Application for Credit-Married Persons
9.Fair Debt Collection Notice
10.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to confirm in the loan file."
* Property is Manufactured Housing (Lvl 2)     "An appraisal report at origination is missing from the loan file. However, as per the xxx Report dated xx/xx/2015 which is located at “xx” shows that the subject property type is Manufactured Home. Final title policy schedule B located at “xx” has ALTA -7 endorsement . VIN# is not provided with the legal description of subject xx. However, as per the Notice of Manufactured Home or Commercial Coach installation on a foundation system attached with the updated title report (pg#33), the real estate has been permanently affixed to the land with xx Champion."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "The ROR transaction date is xx/xx/2006 which is not consistent with Note date xx/xx/2006."
* Settlement date is different from note date (Lvl 2)     "As per HUD-1 settlement date is xx/xx/2006 which is not aligned with the original note date xx/xx/2006."
								* TIL not hand dated (Lvl 2) "Final TIL disclosure is not hand dated by borrower."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with xx

The chain of assignment is incomplete as the updated report does not showing assignments record. The current assignee of the subject xx is “xx

There are no active judgments and liens found against either borrower or property.

1st half xx taxes for the year 2020 are paid in the amount of $xxx

2nd half xx taxes for the year 2020 are due in the amount of $xxx

No prior years delinquent taxes have been found pending.	As per the review of payment history dated as of xx/xx/2020, the borrower is making regular payments. The next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with the interest rate 8.500 % which was applied for due date xx/xx/2020. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveals that the loan is in performing status.
As per the review of payment history dated as of xx/xx/2020, the borrower is making regular payments. The next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with the interest rate 8.500 % which was applied for due date xx/xx/2020. The current unpaid principal balance is in the amount of xx.
No foreclosure proceedings have been found.
The current bankruptcy status is case discharged.
No evidence related to occupancy and current condition of the subject property has been found in the latest available months of collection comments.
No damages have been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx records the debtor xx had filed the bankruptcy under chapter 7 with the case# xx on xx/xx/2017. The schedule D of the xxx shows the secured claim in the amount of xx with the supporting value of collateral is xx, so is no unsecured amount. The bankruptcy case was discharged on xx/xx/2017 and fully terminated on xx/xx/2017.	Amendment to modification agreement was made between the borrower “xx The new modified principal balance is not given. According the modification agreement the borrower promises to pay P&I $xxx with the interest rate of 8.500 % with fixed amortized type and it was beginning from first payment date on xx/xx/2019 and ends with the maturity date of xx/xx/2049. Prior to this the loan was modified in 2009 and the Amendment to modification agreement done in 2011, 2012, 2014 & 2019.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	4: Unacceptable	* Property is Vacant Land (Lvl 4) "The subject property is vacant land.
As per the Statutory Warranty Deed originated on xx. The property has three parcel Numbers (xx). The Deed of Trust Exhibit "A" located at "xx" shows that the Parcel No2. xx and Parcel No3. xx as Vacant Land. The appraisal report located at “xx” images dated xx/xx/2006 also indicating that the property is vacant land."	* Not all borrowers signed HUD (Lvl 3) "The copy of final HUD-1 is available in the loan file located at "xx"; however, it is not executed by the borrower."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at WA state. The following require state disclosures are missing from the loan file.
Construction Lien Disclosure
xx Loan Servicing Disclosure
Choice of Insurance Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "The loan was originated on xx."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx.

The chain of the assignment has been completed. The current assignment is xx

There is a municipal tax lien active in the favor of xx in the amount of $xxxorded on xx/xx/2018.

The tax status is to follow.

No prior years delinquent taxes have been found.

The payment history as of xx/xx/2020 reveals the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received by the borrower in the amount of $xxx xx/xx/2020 which was applied to the due date xx/xx/2020. The current P&I is $xxxITI is $xxxd the rate of interest is 11.350%. The tape data shows UPB in the amount of xx till the due date xx/xx/2020.

Collections Comments:The current legal status of the loan is performing and the next due date for the payment is xx/xx/2020. The last payment was received by the borrower in the amount of $xxx xx/xx/2020 which was applied to the due date xx/xx/2020. The current P&I is $xxxITI is $xxxd the rate of interest is 9.000%. The tape data shows UPB in the amount of xx till the due date xx/xx/2020. The loan has not been modified since origination. The reason for default is unable to determine from the available servicing comments and loan files too.
The current employment of the borrower and job type is unable to determine from servicing comment and loan file. There is no post-origination bankruptcy record has been found.
No evidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to determine from the available loan file."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed. According to the appraisal report at the time of origination, the subject property type is manufactured housing. The addendum to the appraisal located at " xx" reflects the property as manufactured home with serial number as #xx. The final Title Policy located at “xx” reflect that the A Notice of manufactured Home has been installed on a permanent foundation system which was recorded on xx/xx/2005 with xx This document is evidence that such local agency has issued a certificate of occupancy for installation of the unit xx
								* Settlement date is different from note date (Lvl 2) "The subject xx was originated on xx."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with xx. The chain of assignment is incomplete. The last assignment is with xx. This should be with xx. No active judgment or lien has been found. Tax status is not available.	The payment history dated as of xx/xx/2020 reveals that the loan is current. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 10.400%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/2020 reflects the UPB in the amount of xx. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections and currently in performing status. The payment history dated as of xx/xx/2020 reveals that the loan is current. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 10.400%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/2020 reflects the UPB in the amount of xx. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020. No foreclosure proceedings have been found. No bankruptcy filing has been found. According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between xx. As per the modified term, the new principal balance is Unavailable. The borrower promises to pay $xxx94 monthly with a modified interest rate of 10.400% beginning from xx/xx/2014 with a maturity date of xx/xx/2029.After the expiration is the temporary reduction period as stated above the monthly payment and interest rate sxxadjust as set forth under the Note as if the Modification Agreement and this Amendment to the Modification Agreement has never occurred.	Affiliated Business Disclosure Missing Required State Disclosures Origination Appraisal	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrower."	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "• Subject property is located at CA State. However following state disclosures are missing from the loan file. • Impound Account Disclosure • Cosigner Notice • Private xx Insurance Disclosure • Earthquake Disclosure forCondominium • Hazard Insurance Disclosure • Insurer RecommendationDisclosure • CA Fair Lending Notice • Anti-Tying Disclosure • Privacy Notice • Notice of Right to Copy of Appraisal • Application for Credit-Married Persons • Fair Debt Collection Notice • Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "As per ROR, transaction date is xx/xx/2006 which is different from Note date xx/xx/2006. HUD-1 shows settlement date is xx/xx/2006."
* Settlement date is different from note date (Lvl 2)     "Settlement date is xx/xx/2006 which is different form note date xx/xx/2006."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2006.
There are two junior xx with the lender “xx” for the amount of xx which was recorded on xx/xx/2009 and xx/xx/2013.
There is civil judgment against the borrower with the favor of xx for the amount of $xxxorded on xx/xx/2014.
According to the updated title report dated xx/xx/2020, the chain of assignment has not been completed. Currently, the assignment is from xx which was recorded on xx/xx/2013. The assignment is missing to xx
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is current with the loan and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 8.500%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 8.500%. The loan was modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property and the reason for default are unable to be determined. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2019 between the borrower "xx”. The borrower has promised to pay the in the amount of $xxx with the interest rate of 8.500% beginning on xx/xx/2019 till maturity date of xx/xx/2049.	Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."
* Property is Manufactured Housing (Lvl 3) "Home not Affixed. An Appraisal report is missing from the loan files. Affidavit of Affixation is not available from the loan files. However, the tape data shows subject property as Manufactured Housing. As per the final title policy located on “xx” states the Notice of Manufactured Home (Mobile Home) or Commercial Coast Installation on a Foundation System recorded on xx/xx/2006 as document No. 0634793 of official records. Also, the Final title policy does not show the any ALTA endorsement for this manufactured housing. Therefore, we are unable to verify whether the subject property has been permanently attached to the foundation or not."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosures are missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private xx Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the loan files."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "ROR transaction date is xx/xx/2006 which is different from the note date is xx/xx/2006."
* Settlement date is different from note date (Lvl 2)     "The settlement date is xx/xx/2006 and note date is xx/xx/2006. However, the settlement date is different from the note date."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2007.
The chain of assignment has been completed. Currently, the assignment is from xx
No active judgments or liens have been found against the borrower and property.
The 1st and 2nd installment xx taxes of the year 2019 have been paid in the amount of $xxx prior years of delinquent taxes have been found.

As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The current P&I is $xxx. The UPB is reflected in the payment history is in the amount of xx.
Collections Comments:The loan is performing. According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 2 months. The last payment was received date is xx/xx/2020. The payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx. No comments pertaining damage to the property were observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosure is missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private xx Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "As per HUD-1 settlement date is xx/xx/2007 which is not aligned with the original note date is xx/xx/2007."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.00. The chain of assignment has not been completed. Currently assignment is with “xx
There is judgment against the borrower xx
Company xx for the amount of $xxxch was recorded on xx/xx/2011.
There is state tax lien in the amount of $xxx borrower SSN# not match with the borrower name.
There is water lien in the amount of $xxx the property address not match with the supportive document.
There are multiple child support liens but the borrower SSN# and date of birth is not match with the borrower name.
There are multiple judgments in the total amount of $xxx.21 but the borrower name and SSN# not match with supportive document.
The 1st installment xx taxes of the year 2019 have been paid in the amount of $xxxe 2nd installment xx taxes of the year 2019 are delinquent in the amount of $xxx good through till xx/xx/2020.
According to payment history as of xx/xx/2020, the borrower is regular with his payments and is next due for payment xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx17 which was applied to the due date of xx/xx/2020. The P&I is in the amount of $xxx17 with an interest rate of 7.000%.The current UPB is not reflected in the payment history. However, tape data shows UPB in the amount of xx.	Collections Comments:According to servicing comments, the current status of the loan is in performing. The borrower is regular with his payments and is next due for payment xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx17 which was applied to the due date of xx/xx/2020. The P&I is in the amount of $xxx17 with an interest rate of 7.000%.The current UPB is not reflected in the payment history. However, tape data shows UPB in the amount of xx.
The Modification agreement was made on xx/xx/2016. The modified principal balance is xx. The borrower promises to pay monthly P&I in the amount of $xxx17and an interest rate of 7.00 % beginning from xx/xx/2016 till the maturity date is xx/xx/2049.

A review of the collection comment shows no indication of post-closing foreclosure activity. No information pertaining to bankruptcy has been found.
According to the collection comments, the borrower intends to keep the property. The subject property is owner occupied. There are no comments found related to the subject property condition.

Update
As per the collection comment dated xx/xx/2024, the xx taxes for 2020/2021 and 2021/2022 are delinquent in the total amount of $xxx21. The xx taxes for 2023/2024 are delinquent in the total amount of $xxx06.
As per the collection comment dated xx/xx/2024, the xx taxes for 2020/2021, 2021/2022 and 2023/2024 paid in the amount of xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Modification agreement was made between the borrower, "xx" and lender, “xx." on xx/xx/2016. The modified principal balance is xx. The borrower promises to pay monthly P&I in the amount of $xxx17and an interest rate of 7.00 % beginning from xx/xx/2016 till the maturity date is xx/xx/2049. There is no principal forgiven amount and deferred balance. The loan has been modified twice since origination. The loan was previously modified in 2014.	Affiliated Business Disclosure Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Cash out purxxx(Lvl 2) "The Final HUD-1 shows cash to borrower in the amount of $xxx51 even after the transaction type is purchase. Deposit of earnest money is $xxx00. Hence cast to borrower will be in the amount of $xxx."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosures are missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private xx Insurance Disclosure
4. Earthquake Disclosure for Condominiums
5. Hazard Insurance Disclosure
6. Insurer Recommendation Disclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Service Transfer document is missing in the loan file."
* Property is Manufactured Housing (Lvl 2)     "Home has been affixed.
According to the xxx Report dated xx/xx/2019, the subject property is manufactured. As per updated title report dated xx/xx/2020, there are separate assessment for land and improvement.
However, the final title policy schedule B shows that the manufactured home is installed on a foundation with xx which was recorded xx/xx/1999. The Manufactured Home installation on a foundation system document located at “xx”, states that the vehicle has been permanently affixed. Also it has been mentioned the VIN# xx A/B, Make/Model/Year Springhill xx
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
								* Settlement date is different from note date (Lvl 2) "The Loan was originated on xx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx., which was recorded on xx/xx/2007. The chain of assignment is incomplete as the assignment of xx is currently with the “xx
No active lien and judgment have been found on the updated title report.
Annual xx tax for the year of 2019 has been paid on xx/xx/2019 in the amount of $xxx	Review of the latest 24 months payment history shows that the borrower is performing. The last payment was received in the amount of $xxx on xx/xx/2020 which was applied for the month of xx/xx/2020. The next due date is xx/xx/2020. The current interest rate is 9.000% and as per the payment history current UPB is in the amount of xx.	Collections Comments:The subject loan is in performing. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of $xxx on xx/xx/2020 which was applied for the month of payment history current UPB is in the amount of xx. Loan Modification agreement was made between borrower and lender on xx/xx/2015. The new modified interest rate is 9.000% and P&I is $xxx which was begun on xx/xx/2015. The new modified principle balance is in the amount of xx and the interest bearing amount is xx. The new maturity date is xx/xx/2037. The reason for modification is financial hardship. As per collection comments the subject property has been occupied by the owner and is in average condition. No information has been found regarding the COVID19 in the available servicing comments. As per final 1003, at the time of origination the borrower was working at "xx

Update
As per the collection comment dated xx/xx/2023, the 2nd installments of xx taxes for 2022 are delinquent in the amount of $xxx60 and the tax sale was scheduled on xx/xx/2024. The 1st installments of xx taxes for 2023 are delinquent in the amount of $xxx50.
As per the collection comment dated xx/xx/2023, the xx taxes have been paid in the amount of $xxx38.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on xx/xx/2015. The new modified interest rate is 9.000% and P&I is $xxx which was begun on xx/xx/2015. The new modified principle balance is in the amount of xx and the interest bearing amount is xx. The new maturity date is xx/xx/2037. The reason for modification is financial hardship.	Affiliated Business Disclosure Origination Appraisal	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is available in the loan file but it is not sign by all borrower."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "An Appraisal report at the time of origination is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "As per final HUD-1 Settlement date is xx/xx/2007 which is after note date xx/xx/2007."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2007.
The chain of assignment has been completed. The last assignment is with xx
No active judgments or liens have been found against the subject property/the borrower.
First and second installments of xx taxes for the year of 2019 have been paid in the amount of $xxx prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2020, the loan is currently performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The UPB as per the latest payment history is reflected in the amount of xx. The current interest rate is 7.006% and P&I is $xxx.	Collections Comments:The loan is currently performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of 0xx/xx/2020. The UPB as per the latest payment history is reflected in the amount of xx. The current interest rate is 7.006% and P&I is $xxx. The loan was modified on xx/xx/2018.
Borrower promises to pay P&I in the amount of $xxx with the modified interest rate of 7.006% beginning from xx/xx/2018 which will be effective till xx/xx/2021. The monthly payment and interest rate sxxadjust under note terms. The modified maturity date is xx/xx/2050.
The loan was prior modified on xx/xx/2009. No foreclosure/bankruptcy activity has been found.
Current employment of the borrower and job type is unable to be determined from servicing comment.
Current occupancy of the subject property is unable to be determined from the collection comment. No comment pertaining damage to the subject property has been observed. No latest xxx Report is available in the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This amendment to modification agreement was made between the borrower, "xx" and the lender, "xx" on xx/xx/2018.
Borrower promises to pay P&I in the amount of $xxx with the modified interest rate of 7.006% beginning from xx/xx/2018 which will be effective till xx/xx/2021. The monthly payment and interest rate sxxadjust under note terms. The modified maturity date is xx/xx/2050.
The loan was prior modified on xx/xx/2009.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in California State. Following state disclosures are missing from the loan file:
Impound Account Disclosure
Cosigner Notice
Private xx Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
* Property is Manufactured Housing (Lvl 2)     "Home has been affixed.
According to appraisal report dated xx/xx/2007, the subject property type is manufactured Home. Affidavit of Affixation has not been found in the loan file. VIN # has not been listed in the legal of the subject xx. According to notice of manufactured home, installation on a foundation system which was recorded on xx/xx/2007 located at “xx”, local agency has issued a certificate of occupancy for installation of the subject property. After recording of this notice, this document sxxbe indexed by the xx recorder to named owner of real property. The same document shows serial xx and model xx
Endorsement attached with final title policy located at “xx” shows the company insures the owner of the indebtedness secured by the insured xx against loss and damage by the reason of the failure of Mobile Home."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "The subject xx was originated on xx. However, according to ROR, the transaction date is xx/xx/2007."
* Settlement date is different from note date (Lvl 2)     "The subject xx was originated on xx. However, according to final HUD-1, the settlement date is xx/xx/2007."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Unavailable	As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020 and next due date is xx/xx/2020. However unable to determine the current rate of interest as available pay history does not mentioned it and also the provided tape data does not reflect the current rate of interest. As per provided tape data as of xx/xx/2020 the current UPB is xx.	Collections Comments:As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020 and next due date is xx/xx/2020. However unable to determine the current rate of interest as available pay history does not mentioned it and also the provided tape data does not reflect the current rate of interest. As per provided tape data as of xx/xx/2020 the current UPB is xx.
This is ARM loan with P&I of $xxx and rate of interest 10.55% with the maturity date of xx/xx/2037. The P&I as per payment history is the $xxx and rate of interest is not provided mentioned on pay history, also the provided tape data does not reflect it. As per document located at “xx” the amendment of modification has done on xx/xx/2015 with maturity date of xx/xx/2047. The interest rate temporarily reduced to 9.00% and the monthly payment sxxbe reduced to 754.71 and continuing at said rate through xx/xx/2018. It seems that the temporary modification has been done. The latest comment dated xx/xx/2019 borrower stated that the mod expired and since from 2018 she aware of new payment. As per latest comment dated xx/xx/2020 new payment plan updated as per ARM finalization.

No evidence of post-closing foreclosure or bankruptcy has been found.
Borrower intention is to retain the property.
As per the comment dated xx/xx/2019 borrower stated that she needed few weeks to finish repair on the property to be able to attain insurance. However no estimated repair cost or nature of damage has been mentioned. Also in latest comment no confirmation has been mentioned whether the repair has been done or not. The latestxxx Report is not available in the loan file.
Update
No additional details have been found in the collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Origination Appraisal	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. As per provided tape data the property is manufactured house. However, appraisal report at origination is missing from the loan file but the appraisal report dated xx/xx/2007 is which is located at “xx”. The ALTA 7 Endorsement is not attached with the final title policy. The VIN number is not available with the legal description of recorded xx. The latest Tax Report shows that property type is manufactured home and shows the separate assessment for land and building. Also the document dated xx/xx/2019 located at “xxf” shows that property is Manufactured. However, the Affidavit of Affixation is not available in the loan file. Therefore, we are unable to verify whether the subject property has been attached to the land or not."	* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is not executed by the borrower."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* DTI > 60% (Lvl 2)     "As per final 1003 borrower total income is $xxxd total debt for DTI is $xxx DTI is greater than 60.00%."
* Missing Appraisal (Lvl 2)     "The Appraisal Report at origination is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to Confirm the operative index value due to missing document."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "The loan was originated on xx."
* Settlement date is different from note date (Lvl 2)     "The loan was originated on xx."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2020 shows that the xx was originated onxx in the amount of xx. The subje xx xx I, xx. The first installments of xx taxes for the year of 2020 have been paid in the amount of $xxxe second installments of xx taxes for the year of 2020 are due in the amount of $xxx the due date of xx/xx/2020. The current ownership is vested in the name of xx	The review of the payment history shows that, the borrower is current with the loan and the next due date is for xx/xx/2020. The last payment was received on xx/xx/2020, in the amount of $xxx, which was applied for xx/xx/2020. The UPB is not stated in the payment history, as per tape data it is xx. The Current P&I is $xxx and PITI is $xxx, with the interest rate of 9.5%.	Collections Comments:The review of comment history shows that the borrower is current with the loan.
The property has been occupied by the owner himself. As per collection comment dated xx/xx/2009, there was damage to the property by wind and the check was received in the amount of $xxxom foremost Insurance. No further details have been found.
The next due date is for xx/xx/2020. The last payment was received on xx/xx/2020, in the amount of $xxx, which was applied for xx/xx/2020. The UPB is not stated in the payment history, as per tape data it is xx. The Current P&I is $xxx and PITI is $xxx, with the interest rate of 9.5%.

Update
As per the collection comment dated xx/xx/2023, the subject property was damaged. The subject property needs repair for the roof damage, and the estimated cost for repair is not available in the collection comment. No status was found regarding repairs being completed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between xx with the new modified unpaid principal balance is xx,The interest bearing amount was xx with interest rate 9.500 % and the modified P&I was $xxx. The first modified payment due date was xx/xx/2020 and the maturity date will be xx/xx/2051.	Affiliated Business Disclosure Loan Program Info Disclosure Origination Appraisal	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The appraisal report is missing from the loan file. As per the tape data provided by the seller, the property type is Manufactured Housing. Manufacture home affixation application document is found in the loan file (located-xx However, as per the final title policy shows Alta endorsement for manufactured home and the VIN# xx with the Year 1997. Also, legal description from the xx are reflecting the same VIN#. The affidavit of affixation is not found in the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the points and fees test."
* GSE Points and Fees Test Violations (Lvl 2)     "The points and fees charged to the borrower exceed the greater of 5% of the xx amount or $xxx
The loan failed the points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report is missing from the loan files"
* Operative index value is unable to confirm (Lvl 2)     ""The operative index value is unable to be determined from the available loan files. ""
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "As per HUD-1 the settlement date is xx/xx/2007 which is different from the note date xx/xx/2007."
								* TIL not hand dated (Lvl 2) "TIL is not hand dated by all borrower"		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,594.35	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx. Chain of assignment has not been completed. Currently, the xx is with xx which was recorded on xx/xx/2009. It should be with xx. No active judgments or liens have been found. 1st and 2nd installment taxes for the year of 2019 have been paid in the total amount of $xxx prior year delinquent taxes have been found.	According to payment history as of xx/xx/2020, the borrower has been current with the loan and the next due for the payment is xx/xx/2020. The last regular payment was received on xx/xx/2020 in the amount of v which was applied to the due date of xx/xx/2020. The current UPB is not reflected in the payment history. However, tape data shows UPB in the amount of xx..	Collections Comments:The present status of the loan is in performing and the next due for the payment is xx/xx/2020. The last regular payment was received on xx/xx/2020 in the amount of v which was applied to the due date of xx/xx/2020. The loan was never modified. No evidences found in the loan file and servicing comments regarding foreclosure proceedings and bankruptcy records on the subject property. No evidence of damage or repair to the subject property was found. No comments have been found stating the borrower’s income has been impacted by COVID-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report from origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in California. The following state disclosures are missing from the loan file, 1. Impound Account Disclosure 2. Cosigner Notice 3. Hazard Insurance Disclosure 4. Insurer RecommendationDisclosure 5. CA Fair Lending Notice 6. Anti-Tying Disclosure 7. Privacy Notice 8. Notice of Right to Copy of Appraisal 9. Application for Credit-Married Persons 10. Fair Debt Collection Notice 11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Property is Manufactured Housing (Lvl 2)     "Home has been affixed to the permanent foundation. An Appraisal Report at the origination is missing from the loan file. As per the document located at “xx” shows the type of subject property as a manufactured home with xx The alta 7 endorsement is attached with the final title policy located at xx  The manufactured home installation on a foundation system document is located at xx shows the subject property has been permanently affixed to a foundation."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Required Affiliated business disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "The loan was originated on xx."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2007.
The chain of assignment has been completed. Currently, the assignment is with the “xx.” which was recorded on xx/xx/2013.
There is one junior state tax lien against the borrower xx for the amount of $xxxch was recorded on xx/xx/2018.
First and second installments of xx taxes for the year of 2019 have been paid in the amount of $xxx, any prior year delinquent taxes have been found.

According to the payment history as of xx/xx/2020, the borrower is making the regular payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with an interest rate of 8.500%. The new UPB is does not reflect in the available payment history. As per the tape data as of xx/xx/2020, the new UPB is reflected in the amount of xx.	Collections Comments:The loan present status is performing.
According to the payment history as of xx/xx/2020, the borrower is making the regular payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with an interest rate of 8.500%. The new UPB is does not reflect in the available payment history. As per the tape data as of xx/xx/2020, the new UPB is reflected in the amount of xx.
The modification agreement was made on xx/xx/2009 with the modified principal balance is xx which is located at “xx”. The borrower is making the payments as per the amended modification agreement which was made on xx/xx/2017 between the borrower xx. The borrower has promised to pay for the amount of $xxx with an interest rate of 8.500% beginning on xx/xx/2017 till new maturity date of xx/xx/2021.
The borrower did not file bankruptcy yet.
No, any foreclosure activity has been found.
The subject property occupancy is unable to be determined. No, any damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2009 with the modified principal balance is xx which is located at “xx”. The borrower is making the payments as per the amended modification agreement which was made on xx/xx/2017 between the borrower xx. The borrower has promised to pay for the amount of $xxx with an interest rate of 8.500% beginning on xx/xx/2017 till new maturity date of xx/xx/2021.	Affiliated Business Disclosure	3: Curable	* Property is Manufactured Housing (Lvl 3) "Home not affixed to the land. An appraisal report dated xx/xx/2007 which is located at “xx”, the subject property type is manufactured home. According to the updated title report dated xx/xx/2020, the subject property type is manufactured home with VIN# xx and the make/model year is xx. The tax certificate shows the subject property type as manufacture home and the separate tax assessment for land and improvements. However, the notice of manufactured home or commercial coach installation on foundation system document is located at “xx”. However, the Affidavit of Affixation is not available in the loan file. Also, the Final title policy does not show the any ALTA endorsement for this manufactured housing (“xx”). It is unable to confirm whether subject property is affixed to the land."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "The note date is xx/xx/2007 and final HUD transaction date is xx/xx/2009. However, the ROR transaction date is xx/xx/2007 which is not consistent with the note or final HUD-1."
* Settlement date is different from note date (Lvl 2)     "The note date is xx/xx/2007, the settlement date is xx/xx/2007, the state is California , considered as per provided in the settlement documents."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrowers."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of assignment has not been completed. The current assignment is with xx
There is an active xx originated prior to the subject xx in favor of xx in the amount of xx which was recorded on xx/xx/1984.
There is a junior xx against the subject property in favor of xx recorded on xx/xx/2015 in the amount of xx.
The xx taxes for the year of 2019 are paid in the total amount of $xxx	The payment history dated xx/xx/2020 shows that the borrower is not delinquent till date and next payment due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date on xx/xx/2020.The current UPB is in the amount of xx.	Collections Comments:Currently the loan is performing. The payment history dated xx/xx/2020 shows that the borrower is not delinquent till date and next payment due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020.The current UPB is in the amount of xx.
The original modification was made on xx/xx/2013 between the borrower xx. The modified principal balance is xx. The borrower promises to pay the principal in the amount of $xxx with the interest rate of 7.900% beginning from xx/xx/2013 till the maturity date of xx/xx/2037. The amendment to modification was made on xx/xx/2015. As per amendment to modification, the borrower promises to pay the P&I in the amount of $xxx with an interest rate of 5.00% beginning from xx/xx/2015 till the maturity date of xx/xx/2037.
No comments have been found regarding foreclosure. No bankruptcy has been filed. As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs located to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The original modification was made on xx/xx/2013 between the borrower xx. The modified principal balance is xx. The borrower promises to pay the principal in the amount of $xxx with the interest rate of 7.900% beginning from xx/xx/2013 till the maturity date of xx/xx/2037. The amendment to modification was made on xx/xx/2015. As per amendment to modification, the borrower promises to pay the P&I in the amount of $xxx with an interest rate of 5.00% beginning from xx/xx/2015 till the maturity date of xx/xx/2037.	Affiliated Business Disclosure Notice of Servicing Transfer Origination Appraisal	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is not signed by the borrower."
* Property is Manufactured Housing (Lvl 3) "The appraisal report is missing from the loan file. However, as per the sellers tape data, the subject property is manufactured house. The xx legal does not contain VIN#. Also, the final title policy does not have ALTA-7 endorsement. However, HCD form 433A available with updated title report shows the MH with VIN# is xx installed with foundation."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Appraisal (Lvl 2)     "An Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per the Note, the loan was originated on xx. However; as per the HUD-1, the settlement date is xx/xx/2007 which is different from the note date."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the review of updated title report dated xx/xx/2020 the subject xx was originated on xx.00 which was recorded on xx/xx/2007 under xx The chain of assignment has not been completed as the xx is currently with xx instead of the current assignee xx No active judgments or liens have been found against the borrower or subject property. The annual combined taxes for 2019 have been paid in the amount of $xxxprior year delinquent taxes have been found.	As per provided tape data as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 for the due date of xx/xx/2020 and next due date is xx/xx/2020. The available pay history as of xx/xx/2020 shows that last payment was received on xx/xx/2020 in the amount of $xxx00 for the due date of xx/xx/2020 with P&I $xxx and rate of interest 10.60%. The next due date is xx/xx/2020. The current UPB is in the amount of xx.	Collections Comments:The loan is performing. As per provided tape data as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 for the due date of xx/xx/2020 and next due date is xx/xx/2020. The available pay history as of xx/xx/2020 shows that last payment was received on xx/xx/2020 in the amount of $xxx00 for the due date of xx/xx/2020 with P&I $xxx and rate of interest 10.60%. The next due date is xx/xx/2020. The current UPB is in the amount of xx.
The loan has been modified once since origination.  The modification agreement was made on xx/xx/2019 with Fixed Amortization. The new principal balance is xx. Borrower promised to pay P&I in the amount of $xxx with new interest rate of 10.60%. The first payment had begun from xx/xx/2019 and ends with the maturity date of xx/xx/2037.

As per latest comment dated xx/xx/2020 the property required major roof repairs. Also the xxx Report dated xx/xx/2019 which is located at xx" shows property had roof damage and shingles are missing with the estimated cost of repair $xxx00. However, no further comments indicate that the damage has been repaired or not.

No evidences found in the loan file and latest 24 months servicing comments regarding foreclosure proceedings on the subject loan/property and debtor had not filed bankruptcy since loan origination.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan has been modified once since origination. The modification agreement was made on xx/xx/2019 with Fixed Amortization. The new principal balance is xx. Borrower promised to pay P&I in the amount of $xxx with new interest rate of 10.60%. The first payment had begun from xx/xx/2019 and ends with the maturity date of xx/xx/2037.	Affiliated Business Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD is not sign by borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease Risk Indicator is "Moderate" " TILA APR Test: FAIL Loan Data 0.000%, Comparison Data 11.050%, Variance -11.050%""
* ComplianceEase TILA Test Failed (Lvl 2)     "“This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 11.050%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.""
* Missing Appraisal (Lvl 2)     "Final appraisal is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to Confirm"
* Property is Manufactured Housing (Lvl 2)     "Home is affixed. As per provided tape data the property is manufactured house. However, appraisal report at origination is missing from the loan file. The short form policy located at xx marked the ALTA 7 endorsement section but the document is not available with it. The VIN number is not available with the legal description of recorded xx. The Notice of Manufactured Home located at xx states that this document sxxbe indexed by the xx Recorder to the named owner of the real property and sxxbe deemed to give constructive notices as to its contents to all persons thereafter dealing with the real property and reflects the xx
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "Settlement date is xx/xx/2007; However Note date is 4/xx/20007."
								* TIL not hand dated (Lvl 2) "Final TIL is hand dated by borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.
The chain of the assignment has not been completed. Currently, the xx is with xx
There is a junior xx in the favor of xx in the amount of $xxxch was recorded on xx/xx/2016.
No active judgment or liens have been found.
The current taxes need to be followed.
The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB reflected is in the amount of xx till the due date of xx/xx/2020.	Collections Comments:The review of the collection comment shows that the current status of the loan is performing. The review of payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB reflected is in the amount of xx till the due date of xx/xx/2020. The loan modification agreement was made on xx/xx/2016 between the borrower xx The loan has been modified twice since origination. No information pertaining bankruptcy and foreclosure have been found. The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2016 between the xx. The borrower promised to make a monthly payment of $xxx with the interest rate of 8.400% beginning from xx/xx/2016 till the maturity date of xx/xx/2042. The New Principal Balance is not available in this modification. The loan has been modified twice since origination.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home not affixed. According to the appraisal report dated xx/xx/2007, the subject property is a manufactured home (Doc -xx) with xx The VIN number is not available in the legal description of the subject xx. The updated title report does not contain tax report. The affidavit of affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy. The collections comment does not reflect any information regarding Manufactured Housing whether it is attached to a permanent foundation system or not. Hence, unable to determine whether the home is attached to the permanent foundation."	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "Appraisal report is missing from the loan file. Final HUD-1 shows sales price is xx and tape shows appraisal value is xx. LTV/CLTV exceeds 100%."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in California state. The following state disclosures are missing from the loan file.  1.Impound Account Disclosure 2.Cosigner Notice 3.Private xx Insurance Disclosure 4.Earthquake Disclosure forCondominiums 5.Hazard Insurance Disclosure 6.Insurer RecommendationDisclosure 7.CA Fair Lending Notice 8.Anti-Tying Disclosure 9.Privacy Notice 10.Notice of Right to Copy of Appraisal 11.Application for Credit-Married Persons 12.Fair Debt Collection Notice 13.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "According to final HUD-1, the settlement date is xx/xx/2007. However, the original Note date is xx/xx/2007."
								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by the borrower."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2020 the subject xx was originated on xx.00.
The chain of assignment has not been completed currently the assignment is with xx
There are no active liens and judgments found against the borrower.
The 2018 and 2019 annual xx taxes are delinquent in the total amount of $xxxich was good through on xx/xx/2020.However, the 2017 annual xx taxes are sold or forfeited for the amount of $xxxh good through as xx/xx/2020.
According to a review of the payment history as of xx/xx/2020, the borrower is 1 month delinquent with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx which includes P&I $xxx with the rate of interest 10.550%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history tape is in the amount of xx.	Collections Comments:The current status of the loan is in collection.
According to a review of the payment history as of xx/xx/2020, the borrower is 1 month delinquent with the loan and the next due date for the regular payment is xx/xx/2020.  The last payment was received on xx/xx/2020 total in the amount of PITI $xxx which includes P&I $xxx with the rate of interest 10.550%, which was applied for the due date of xx/xx/2020.  The UPB reflected in the latest payment history tape is in the amount of xx.
The loan has not been modified since the origination.
No comments have been found regarding the foreclosure and bankruptcy.
AS per collection comments review, borrower’s intention is to keep the property. No Evidence of Bankruptcy/Foreclosure has been found. Also, no comments have been found regarding the income impacted due to Covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The Final HUD-1 is not signed by the borrower."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.
GSE (xx public guidelines) Points and Fees Test: FAIL Loan Data  $xxx00 Comparison Data $xxx00 Variance +$xxx

GSE (Freddie Mac public guidelines) Points and Fees Test: FAIL Loan Data $xxx00 Comparison Data $xxx00 Variance +$xxx"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "Settlement date is xx/xx/2007, which is different from note date xx/xx/2007."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the subject xx originated on xx.00 has been active on the title.

There is a notice of special tax lien which states that there is a lien to secure the payment of special tax has been imposed against subject property in accordance with section xx. This notice of special tax lien was recorded on xx/xx/2019 under xx
There is a UCC financing statement against property owner in the favor ofxx
Property tax Status:
No delinquent taxes have been found. Taxes are paid through 2019.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 in the amount of $xxxich was applied to the due date of xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx74. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is performing. As per the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 and the next due date for payment is xx/xx/2020.
The loan was last modified on xx/xx/2015 with step interest amortization.
No evidence of foreclosure was found.
No evidence of bankruptcy filed by the borrower was found.
No evidence of damage or repair to the subject property was found.

Update
No additional details have been found in the collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2015 between the borrower, xx. The new modified principal balance xx to be paid with step interest at the starting rate of 3.200 % by making P&I in the amount of $xxx beginning from xx/xx/2015. This interest rate will increase by 1.00% from xx/xx/2020 till it reaches 7.20%. Thereafter, the rate will remain fixed for the rest of the loan. The maturity date as per modification is xx/xx/2049.	Affiliated Business Disclosure Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "Appraisal report at origination is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "As per Note, note date is xx/xx/2007. However ROR date shows xx/xx/2007."
								* Settlement date is different from note date (Lvl 2) "As per Note, note date is xx/xx/2007. However in HUD-1 settlement date shows xx/xx/2007."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, in favor  of xx
The chain of assignment has not been completed. Assignment from xx is missing.
No active judgments and liens have been found.
Tax certificate is not available to check tax delinquency status.	As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The current P&I is in the amount of $xxx00 with an interest rate of 9.25%. The current UPB is reflected in the amount of xx.	Collections Comments:The current loan status is performing. As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The current P&I is in the amount of $xxx00 with an interest rate of 9.25%. The current UPB is reflected in the amount of xx.
The reason for default, subject property occupancy is not mentioned in collection comments.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No comments have been found regarding Covid-19 impact.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under Chapter-7 with the case# xx on xx/xx/1997. The debtor discharged on xx/xx/1998 and the case was terminated on xx/xx/1998.	The Loan modification agreement was made on xx/xx/2017, between the borrower “xx”. The new principal balance stated in the Modification is in the amount of xx. The new P&I is $xxx00 with an interest rate of 9.250%. The first payment is due on xx/xx/2017 with maturity of xx/xx/2037..	Affiliated Business Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "The TIL Document is not hand dated by borrower."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2020 shows that the xx was originated on xx. The subject xx was recorded on xx/xx/2007 with thexx. The chain of the assignment has been completed. The current assignment is with xx The first installments of xx taxes for the year of 2020 have been paid in the amount of $xxxe second installments of xx taxes for the year of 2020 are due in the amount of $xxx the due date of xx/xx/2020. The current ownership is vested in the name ofxx	The review of the payment history shows that, the borrower is currently delinquent from more than 2 months and the next due date is for xx/xx/2020. The last payment was received on xx/xx/2020, in the amount of $xxx36, which was applied for xx/xx/2018. The UPB is not stated in the payment history, as per tape data it is xx. The Current P&I is $xxx36 and PITI is $xxx36, with the interest rate of 7%.	Collections Comments:The review of comment history shows that the loan is in collection.
The reason for default is curtailment of income.
The property has been occupied by the owner himself. No damage or repair to the property has been found.
The borrower is currently delinquent from more than 2 months and the next due date is for xx/xx/2020. The last payment was received on xx/xx/2020, in the amount of $xxx36, which was applied for xx/xx/2018. The UPB is not stated in the payment history, as per tape data it is xx. The Current P&I is $xxx36 and PITI is $xxx36, with the interest rate of 7%.

Update
No additional details have been found in the collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification Agreement, the loan was modified on xx/xx/2019. The new modified principal balance is unavailable in the modification document. The interest rate is 7.000 % and the borrower promises to pay P&I in the amount of $xxx36 beginning from xx/xx/2020. The maturity date as per modification is xx/xx/2049.	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 settlement statement is not signed by the borrower."	* DTI > 60% (Lvl 2) ""According to the final loan application the borrower’s total monthly income is xx and total debts are in the amount of xx. So, the DTI is greater than 60%. ""
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan files."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     ""The Servicing Transfer Disclosure is missing from the loan file. ""
* Operative index value is unable to confirm (Lvl 2)     ""The operative index value is unable to be determined from the available loan files. ""
* Property is Manufactured Housing (Lvl 2)     "Home has been affixed.  The appraisal report at origination is missing from the loan file. According to the appraisal report located at “xx, the subject property type is manufactured home.
The Manufactured Home Application xx which states that the home has been affixed to the real property with xx
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "The note date is xx/xx/2007. However, the HUD-1 has settlement date as xx/xx/2007."
								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, in favor of xx
The chain of assignment has not been completed. Assignment from xx
There is an active judgment in favor of xx recorded on xx/xx/2012 in the amount of $xxxhe tax lien for delinquent taxes for the year 2018 and 2019 was recorded in xx. However the image is still not released by the xx and currently unavailable.
Annual xx taxes for the year 2019 have been paid in the amount of $xxx	As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The current P&I is in the amount of $xxx with an interest rate of 10.5%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current loan status is performing. As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The current P&I is in the amount of $xxx with an interest rate of 10.5%. The current UPB reflected as per the payment history is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
The reason for default, subject property occupancy is not mentioned in collection comments.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No comments have been found regarding Covid-19 impact.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Appraisal dated after closing (Lvl 2) "The closing date id xx/xx/2007 and appraisal date is xx/xx/2007."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative Index Value at the time of origination is missing from the loan file."
* Property is Manufactured Housing (Lvl 2)     "Home has been affixed to the permanent foundation. According to the appraisal report located at “xx”, the type of subject property is a manufactured home. The ALTA 7 Endorsement has not been attached with the final title policy. The Affidavit of Affixture located at xx was recorded on xx/xx/2007 shows VIN# as xx It shows that the subject property has been permanently affixed to a foundation."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.
Chain of assignment has not been completed. Currently, the xx is with xx. which was recorded on xx/xx/2009. It should be with xx
No active judgments or liens have been found.
The taxes information has not been mentioned.
According to payment history as of xx/xx/2020, the borrower has been current with the loan and the next due for the payment is xx/xx/2020. The last regular payment was received on xx/xx/2020 in the amount of $xxx which was applied to the due date of xx/xx/2020. The current UPB is not reflected in the payment history. However, tape data shows UPB in the amount of xx.	Collections Comments:The present status of the loan is in performing and the next due for the payment is xx/xx/2020. The last regular payment was received on xx/xx/2020 in the amount of $xxx which was applied to the due date of xx/xx/2020.
The loan was never modified. No evidences found in the loan file and servicing comments regarding foreclosure proceedings and bankruptcy records on the subject property.
No evidence of damage or repair to the subject property was found. No comments have been found stating the borrower’s income has been impacted by COVID-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Origination Appraisal	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is available in the loan file. However, it is not executed by the borrower."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in California. The following state disclosures are missing from the loan file,

1. Impound Account Disclosure
2. Cosigner Notice
3. Hazard Insurance Disclosure
4. Insurer RecommendationDisclosure
5. CA Fair Lending Notice
6. Anti-Tying Disclosure
7. Privacy Notice
8. Notice of Right to Copy of Appraisal
9. Application for Credit-Married Persons
10. Fair Debt Collection Notice
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the available loan file."
* Property is Manufactured Housing (Lvl 2)     "Home has been affixed to the permanent foundation.
An Appraisal Report at the origination is missing from the loan file. As per the document located at “xx” shows the type of subject property as a manufactured home with xx  The final title policy located at xx reflects the manufacture home is attached to permanent foundation.  The manufactured home installation on a foundation system document is located at xx shows the subject property has been permanently affixed to a foundation."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "The loan was originated on xx."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx.
The chain of the assignment has not been completed. The latest assignment is with xx which was recorded on xx/xx/2009. However, it should be with xx
There are 3 code enforcement liens in the favor of xx in the total amount of $xxxch was recorded on xx/xx/2013 and xx/xx/2014.
1st installment of xx jurisdiction tax of 2019/2020 has been paid in the amount of $xxxxx/xx/2019.
2nd installment of xx jurisdiction tax of 2019/2020 has been paid in the amount of $xxxxx/xx/2020.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in performing and the last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected is in the amount of xx.
The step modification agreement was signed between the borrower xx on xx/xx/2015.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This Step modification agreement was signed between the borrower xx.
The Unpaid Principal Balance is xx with interest rate 4.75% which steps up in 5 steps ending at 8.75%. The borrower promises to pay the monthly P&I of $xxx beginning from xx/xx/2015. The maturity is xx/xx/2037. Previously, the loan has been modified in the year 2011.	Affiliated Business Disclosure HUD-1 Closing Statement Missing Required State Disclosures Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. However, itemization of fees and preliminary HUD-1 is available in the loan file located at (xx	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in California. The following disclosures are missing from the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private xx Insurance Disclosure
4. Hazard Insurance Disclosure
5. Insurer RecommendationDisclosure
6. Anti-Tying Disclosure
7. Privacy Notice
8. Notice of Right to Copy of Appraisal
9. Application for Credit-Married Persons
10. Fair Debt Collection Notice
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Property is Manufactured Housing (Lvl 2)     "Home has been affixed to the permanent foundation.
Appraisal report is missing from the loan file. The property is manufactured Housing. As per document located at xx shows the subject property has been permanently affixed to a foundation. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "ROR transaction date is xx/xx/2007 which is not aligned with note or HUD-1 transaction date."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2007. There is junior subordinate xx was originated on xx.00 which was recorded on xx/xx/2017. The chain of assignment has been completed. Currently, the assignment is from xx I, xx which was recorded on xx/xx/2007. No active judgments or liens found against the subject property or borrower. Combined annual taxes for the year of 2019 have been delinquent in the amount ofxxon xx/xx/2020 till good through dated xx/xx/2020. Combined annual taxes for the year of 2018 have been delinquent in the amount ofxx on xx/xx/2029 till good through dated xx/xx/2020. Combined annual taxes for the year of 2017 have been delinquent in the amount of xxson xx/xx/2028 till good through dated xx/xx/2020.	According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 2 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 11.10%. The loan was not modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/xx/2020, there is discussion regarding the tax repayment plan. The subject property and the reason for default are unable to be determined. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan files."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* LTV or CLTV exceedsxx% (Lvl 2)     "As per the appraisal, the original LTV isxx0% and the original combined LTV is xx%. However, the LTV is exceeds than the 104%."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Oregon State. The following required state disclosures are missing from the loan file. 1. Oregon Forced Placed Insurance Notice 2. Notice where Escrow Account is NOT Required 3. Escrow Notice for Loans Sold to Out-of- State Purchases within one year 4. Anti-Coercion Notice 5. Insurance Premium Notice 6. Insurance Sales Notice 7. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "The settlement date is xx/xx/2007 and note date is xx/xx/2007. However, the settlement date is different from the note date."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2020, the subject xx was originated on xx.00, withxx
The chain of assignment has not been completed. Currently, the assignment is withxx I, xx,xx. It should bexx
No active judgments or liens have been found.
1st installment Combined tax for the year of 2020 has been delinquent in the amount ofxxwhich was due on xx/xx/2020 and good through till xx/xx/2020.
1st installment Combined tax for the year of 2020 has been partially paid in the amount of xx
2nd installment Combined tax for the year of 2020 has been due in the amount of $xx
The review of payment history shows that the borrower has been current with the loan and next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxich was applied for xx/xx/2020.. The UPB is reflected in the amount of xx till the due date of xx/xx/2020.	Collections Comments:According to servicing comments, the current status of the loan is performing.
The review of payment history shows that the borrower has been current with the loan and next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxich was applied for xx/xx/2020.. The UPB is reflected in the amount of xx till the due date of xx/xx/2020.
As per the servicing comments, current occupancy of the subject property is unable to be determined. No damages or repairs are found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Origination Appraisal Right of Rescission	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "Appraisal report is missing from the loan file. According to xxx Report dated xx/xx/2014, the subject property is commercial property ( xx ) and appraisal tape data also shows property type is Commercial."	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Application Missing (Lvl 2) "Final application is missing from the loan file,."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Washington state. The following state disclosures are missing from the loan file.
xx Loan Servicing Disclosure
Choice of Insurance Notice
PurxxxMoney Residential xx Loan Closing Valuation Disclosure
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "According to final HUD-1, the settlement date is xx/xx/2007. However, the original Note date is xx/xx/2007."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per updated title report dated xx/xx/2020, the subject xx was originated on xx.00,xx
The chain of assignment has not been completed. Currently, the assignment is xx. It should be withxx
No active judgments or liens have been found.
2nd installment xx tax for the year of 2020 has been paid in the amountxx

No prior delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower has been current with the loan and the next due for regular payment is xx/xx/2020. The last payment (P&I) was made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB reflected as per the payment history is in the amount of xx
Collections Comments:The review of the collection comment shows that the loan is performing next due date for the payment is xx/xx/2020.
According to the payment history as of xx/xx/2020, the borrower has been current with the loan and the next due for regular payment is xx/xx/2020. The last payment (P&I) was made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB reflected as per the payment history is in the amount of xx
As per the servicing comments, current occupancy of the subject property is unable to be determined. No damages or repairs are found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Origination Appraisal	3: Curable	* Property is Manufactured Housing (Lvl 3) "The appraisal report is missing from the loan file. However, as per the tape data, type of subject property is a manufactured home. The ALTA 7 Endorsement is attached with the final title policy located at “xx”.The VIN# mentioned on the Manufactured home application located at “xx. The Manufactured home application shows the subject property will be permanently affixed to a foundation.However, the Affidavit of Affixation is not available in the loan file. Also, the VIN# is not available in the legal description of the recorded xx.Hence, unable to determine whether the home is attached to the permanent foundation."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Washington State. The following state disclosures are missing from the loan file.
Construction Lien Disclosure
xx Loan Servicing Disclosure
Choice of Insurance Notice
PurxxxMoney Residential xx Loan Closing Valuation Disclosure
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "ROR transaction date is xx/xx/2007, which is different from the note and settlement date."
* Settlement date is different from note date (Lvl 2)     "Settlement date on final HUD-1 is xx/xx/2007 which different from the note date xx/xx/2007."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020 the subject xx was originated on xx.00 and it was recorded on xx/xx/2007 underxx
..
The chain of the assignment has been completed and currently the assignment is with xx and was recorded on xx/xx/2009.

There is an active State Tax lien against the borrower in the amount of $xxxch is held by Personal xxand was recorded on xx/xx/2017.

The 2019 combined first, second and third installment taxes have been paid in the total amount of $xxxo prior year’s delinquent taxes have been found.

As per provided tape data as of xx/xx/2020 the last payment was received on xx/xx/2020 for the due date of xx/xx/2020 and next due date is xx/xx/2020. However the available pay history as of xx/xx/2020 shows that last payment was received on xx/xx/2020 in the amount of $xxx the due date of xx/xx/2020 with interest rate of 9.00% and next due date is xx/xx/2020. As per provided tape data as of xx/xx/2020 the current UPB is xx.	Collections Comments:The loan is performing and borrower has been making his monthly payments. As per provided tape data as of xx/xx/2020 the last payment was received on xx/xx/2020 for the due date of xx/xx/2020 and next due date is xx/xx/2020. However the available pay history as of xx/xx/2020 shows that last payment was received on xx/xx/2020 in the amount of $xxx80 for the due date of xx/xx/2020 with interest rate of 9.00% and next due date is xx/xx/2020. As per provided tape data as of xx/xx/2020 the current UPB is xx.
The loan modification agreement was made between the borrowerxxand the Lenderxx on xx/xx/2019. The new principal balance is xx. Borrower promised to pay P&I in the amount of $xxx13 with new interest rate of 9.00%. The first payment had begun from xx/xx/2019 and ends with the maturity date of xx/xx/2039.

The reason for default is unable to determine from the servicing comments.
There is no post-origination bankruptcy record has been found.
No evidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower xxon xx/xx/2019. The new principal balance is xx. Borrower promised to pay P&I in the amount of $xxx13 with new interest rate of 9.00%. The first payment had begun from xx/xx/2019 and ends with the maturity date of xx/xx/2039.	Affiliated Business Disclosure Final Truth in Lending Discl. Origination Appraisal	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. As per provided tape data the property is manufactured house. However, appraisal report at origination is missing from the loan file. The ALTA 7 Endorsement is not attached with the final title policy. The VIN number is not available with the legal description of recorded xx. The latest Tax Report shows special assessment for Land and building. Also the xxx Report dated xx/xx/2019 located at "xx.pdf" shows property is Manufactured Home. However, the Affidavit of Affixation is not available in the loan file. Therefore, we are unable to verify whether the subject property has been attached to the land or not."	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk Indicator is Moderate as this loan failed TILA APR Test.

.."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. The annual percentage rate (APR) is 10.387%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "Appraisal Report at origination is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "The loan was originated on xx."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.
Chain of assignment has not been completed. Currently, the xx is with xx I, xx which was recorded on xx/xx/2008. It should be with xx.
No active judgments or liens have been found.
1st installment taxes for the year of 2020 have been delinquent  in the total amount of $xxxinstallment taxes for the year of 2020 have been due  in the total amount of $xxxnnual xx taxes for the year of 2019 have been delinquent  in the total amount ofxx
According to payment history as of xx/xx/2020, the borrower has been current with the loan and the next due for the payment is xx/xx/2020. The last regular payment was received on xx/xx/2020 in the amount of $xxx which was applied to the due date of xx/xx/2020. The current UPB is not reflected in the payment history. However, tape data shows UPB in the amount of xx.	Collections Comments:The present status of the loan is in performing and the next due for the payment is xx/xx/2020. The last regular payment was received on xx/xx/2020 in the amount of $xxx which was applied to the due date of xx/xx/2020. The loan was never modified. No evidences found in the loan file and servicing comments regarding foreclosure proceedings and bankruptcy records on the subject property.
No evidence of damage or repair to the subject property was found. No comments have been found stating the borrower’s income has been impacted by COVID-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Origination Appraisal	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is available in the loan file. However, it is not executed by the borrower."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Appraisal (Lvl 2)     "The appraisal is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Washington. The following required State Disclosures are missing from the loan file.
 1. xx Loan Servicing Disclosure
2. Choice of Insurance Notice
3. PurxxxMoney Residential xx Loan Closing Valuation Disclosure
4. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the available loan file."
* Property is Manufactured Housing (Lvl 2)     "Home has been affixed to the permanent foundation.
An Appraisal Report at the origination is missing from the loan file. As per the document located at “(xx)” shows the type of subject property as a manufactured home. The manufactured home Application document is located at “(xx), shows the subject property has been permanently affixed to a foundation."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form Disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "As per Note, the loan was originated on xx."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the review of updated title report dated xx/xx/2020 the subject xx was originated on xx., in the amount of xx which was recorded on xx/xx/2007 under instru# xxx.
The chain of assignment has not been completed as the xx is currently with xx., a California xx instead of the current assignee xx

No active judgments or lien have been found against the borrower or subject property.
The annual combined taxes of 2019 have been paid in the total amount of $xxx prior year delinquent taxes have been found.

As per available payment history as of xx/xx/2020 the loan is in delinquency for 1 month. The last payment was received on xx/xx/2020 in the amount of $xxx with P&I $xxx and rate of interest 9.00% for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB is in the amount of xx.	Collections Comments:As per available payment history as of xx/xx/2020 the loan is in delinquency for 1 month. The last payment was received on xx/xx/2020 in the amount of $xxx with P&I $xxx and rate of interest 9.00% for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB is in the amount of xx.
The loan has been modified once since origination.  The modification agreement was made on xx/xx/2009 with Fixed Amortization. The new principal balance is xx. Borrower promised to pay P&I in the amount of $xxx with new interest rate of 8.487%. The first payment had begun from xx/xx/2009 and ends with the maturity date of xx/xx/2039. However the mod was amended on xx/xx/2018. As per the amendment agreement Is located at “Amendment_to_Modification_Agreement_(unsigned)_(xx).pdf” the P&I has reduced to $xxx and rate of interest changed to 9.00%.

The loan has not been modified since origination.
No evidences have been found regarding foreclosure proceedings or Bankruptcy filing.
The property is owner occupied and no visible damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan has been modified once since origination. The modification agreement was made on xx/xx/2009 with Fixed Amortization. The new principal balance is xx. Borrower promised to pay P&I in the amount of $xxx with new interest rate of 8.487%. The first payment had begun from xx/xx/2009 and ends with the maturity date of xx/xx/2039. However the mod was amended on xx/xx/2018. As per the amendment agreement Is located at “xx.pdf” the P&I has reduced to $xxx and rate of interest changed to 9.00%.	Affiliated Business Disclosure Origination Appraisal	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrower."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "Appraisal Report at origination is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to confirm."
* Property is Manufactured Housing (Lvl 2)     "As per provided tape data the property is manufactured house. The appraisal report dated xx/xx/2007 located at “Appraisal_xxpdf” also shows that property is Manufactured Home. The ALTA 7 Endorsement is attached with the final title policy. The legal description of recorded xx do not shows the VIN number. The Affidavit of Affixation is not available in the loan file. The latest Tax report also reflects the property is Manufactured Home."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "The loan was originated on xx."
* Settlement date is different from note date (Lvl 2)     "Settlement date is xx/xx/2007; however, Note date is xx/xx/2007."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2020 the subject xx was originated on xx.00.
The chain of assignment has not been completed, currently the assignment is withxxl, xx.
There junior xx and a senior xx.
The junior xx was originated on xx.00.
The junior xx was originated on xx.00 withxx
There are no active liens and judgments found against the borrower.
The current tax status is to follow.
According to the payment history as of dated xx/xx/2020 the borrower is regular with the payment and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 for the amount of $xxxTI). The monthly P&I is in the amount of $xxx with an interest rate of 9.750%. The current UPB is reflected in tape for the amount of xx.	Collections Comments:The current status of the loan is performing . According to the payment history as of dated xx/xx/2020 the borrower is regular with the payment and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 for the amount of $xxxTI). The monthly P&I is in the amount of $xxx with an interest rate of 9.750%. The current UPB is reflected in tape for the amount of xx.
The loan has been modified since the origination.
No comments have been found regarding the foreclosure and bankruptcy.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to Covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2017 with a new principal balance of $xxx0.94 with fixed rate of 9.750%. The borrower promised to pay monthly P&I payment in the amount of $xxx beginning on xx/xx/2017 till the maturity date of xx/xx/2039.	Affiliated Business Disclosure HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home has not been affixed to the permanent foundation .
Appraisal report is missing from loan files. According to tape data subject is manufactured home .The updated title report does not having the affixation foundation. Also, the Affidavit of Affixation is not available in the loan file. The preliminary title policy does not contain Alta-7 Endorsement .The VIN# is also not available in the legal description of the recorded xx. There is no separate assessment on tax report."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD is missing from the loan file. However, the Preliminary HUD located at "Settlement_Statement_(xx)". The points and fees are considered as per same."	* Missing Appraisal (Lvl 2) "Appraisal report at the origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per review of latest updated title report dated xx/xx/2020 the subject xx was originated on xx.00 in favor of xxwhich was recorded on xx/xx/2007 under Bk/Pg# 20071207 / 1368. The chain of assignment has not been completed as the xx is currently withxx’. 1. There is special tax lien xx against the subject property. The document (located-xx #pg56) Notice of Assessment for Californiaxx program which was recorded xx/xx/2017 on under instru#xx. There are 11 Water/Sewer Liens against the subject property in the total amount ofxx which were recorded on different dates in favor ofxxDepartment of Utilities’ and ‘Department of Publicxx’. The combined taxes for 2019 have been paid off in amount of xx	The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2020 to till date. The loan has been in delinquency for more than 1 Month. The last payment was received on xx/xx/2020 in the amount of $xxx68 with interest rate of 4.50% and P&I is $xxx which was applied for the due date of xx/xx/2020. The provided tape data of payment history as of xx/xx/2020 reflects current unpaid principal balance is in the amount of xx.	Collections Comments:Comments: RJ Comment Log v2 The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2020 to till date. The loan has been in delinquency for more than 1 Month. The last payment was received on xx/xx/2020 in the amount of $xxx68 with interest rate of 4.50% and P&I is $xxx which was applied for the due date of xx/xx/2020. The provided tape data of payment history as of xx/xx/2020 reflects current unpaid principal balance is in the amount of xx. No comments have been found regarding foreclosure proceedings. As per xxx report borrower did not file bankruptcy since loan origination. The reason for default is not mentioned in available servicing comments. The comments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower. No visible damages have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2014 with new principal balance of xx. The borrower promises to pay the new modified P&I of $xxx with the new interest rate of 2.50% beginning from xx/xx/2014 to the new maturity date of xx/xx/2048.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located CA State. The following disclosures are missing from the loan file. Impound Account Disclosure Cosigner Notice Private xx Insurance Disclosure Hazard Insurance Disclosure Insurer RecommendationDisclosure Anti-Tying Disclosure Privacy Notice Notice of Right to Copy of Appraisal Application for Credit-Married Persons Fair Debt Collection Notice Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of Rescission document is missing from the loan file"
								* Settlement date is different from note date (Lvl 2) "As per Estimated HUD-1, Settlement date is xx/xx/2007 which is different from note date (xx/xx/2007)."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. xx and xx which was recorded on xx/xx/2007. The assignment of xx is missing from the updated title report”. No active lien and judgment has been found on the updated title report. Annual xx tax for the year of 2019 is delinquent and it is good through on xx/xx/2020 in the amount ofxx 1st installment of xx tax for the year of 2020 is delinquent and it is good through on xx/xx/2020 in the amount of $xxxd installment of xx tax for the year of 2020 is due on xx/xx/2020 in the amount ofxx	Review of the latest 24 months payment history shows that the borrower is performing. The last payment was received in the amount of $xxx on xx/xx/2020 which was applied for the month of xx/xx/2020. The next due date is xx/xx/2020. The current interest rate is 9.500% and as per the payment history current UPB is in the amount of xx.	Collections Comments:The subject loan is in performing. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of $xxx on xx/xx/2020 which was applied for the month of xx/xx/2020. The next due date is xx/xx/2020. The current interest rate is 9.500% and as per the payment history current UPB is in the amount of xx. Loan Modification agreement was made between borrower and lender on xx/xx/2019. The new modified interest rate is 9.500% and P&I is $xxx which was begun on xx/xx/2019. The new modified principle balance is in the amount of xx and the interest bearing amount is xx. The new maturity date is xx/xx/2037. The reason for modification is financial hardship. As per final 1003, at the time of subject xx origination the borrower was working at "xx" as a "xx" for 20 months. As per collection comments the subject property has been occupied by the owner and is in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2014. POC was filed on xx/xx/2014 which shows that the amount of secured claim is xx and the amount of arrearage is xx. As per schedule D of xxx dated 0xx/xx/2014 the amount of claim is xx and the value of collateral is xx, therefore the unsecured amount isxx was discharge on xx/xx/2018. Borrower has filed chapter 13 plan on 0xx/xx/2014 which shows that the debtor sxxpay $xxx per month for 60 months. Order Confirming Chapter 13 Plan was filed on xx/xx/2014 which states that the debtor chapter 13 plan has been confirmed. Final Trustee report filed on xx/xx/2018, which states that the xx Ongoing claim allowed is xx and Principal paid in the amount of xx and xx Arrearage Claim Allowed is $xxx39 and Principal Paid is in the amount of $xxx39. Debtor was discharge on xx/xx/2018.	Loan Modification agreement was made between borrower and lender on xx/xx/2019. The new modified interest rate is 9.500% and P&I is $xxx which was begun on xx/xx/2019. The new modified principle balance is in the amount of xx and the interest bearing amount is xx. The new maturity date is xx/xx/2037. The reason for modification is financial hardship.	Affiliated Business Disclosure Missing Required State Disclosures	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is available in the loan file but it is not sign by the borrowers."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Washington, following state disclosures are missing from the loan files • Construction Lien Disclosure • xx Loan Servicing Disclosure • Choice of Insurance Notice • PurxxxMoney Residential xx Loan Closing Valuation Disclosure • Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Property is Manufactured Housing (Lvl 2)     "Home is affixed to the land. According to the appraisal report located at (xx) dated xx/xx/2007, the subject property type is Manufactured Home. The ALTA 7 Endorsement is attached with the final title policy which is located at “Title_Policy_xxPDF PG#xx”. The latest tax assessor report shows that there is separate tax assessment for land and improvements. However, Affixture Affidavit or Equivalent Document is available in the loan file which is located at “xx” which was recorded on xx/xx/1996 under instrument #xx shows that the manufactured home (VIN # xx) has been affixed to the real property."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "As per ROR transaction date is xx/xx/2007 not consistent with note date xx/xx/2007."
* Settlement date is different from note date (Lvl 2)     "As per HUD-1 settlement date xx/xx/2007 which is different from note date xx/xx/2007."
								* TIL not hand dated (Lvl 2) "TIL is not hand dated by all borrower."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of assignment has been completed. Currently, the assignment is fromxx which was recorded on xx/xx/2009.
No, any active liens and judgments have been found.
First and second xx installment taxes for the year of 2019 have been paid in the amount ofxx
No, any prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is making the regular payments and the next due date is xx/xx/2020. The last was received on xx/xx/2020 in the amount of $xxx with an interest rate of 5.750% which was applied on xx/xx/2020. The new UPB is does not reflected in the available payment history. As per tape data as of xx/xx/2020, the last payment was received on xx/xx/2020 in the amount of $xxx with an interest rate of 5.750% and the next due date is xx/xx/2020. The tape data shows the new UPB is in the amount of xx.	Collections Comments:The loan present status is performing.
According to the payment history as of xx/xx/2020, the borrower is making the regular payments and the next due date is xx/xx/2020. The last was received on xx/xx/2020 in the amount of $xxx with an interest rate of 5.750% which was applied on xx/xx/2020. The new UPB is does not reflected in the available payment history. As per tape data as of xx/xx/2020, the last payment was received on xx/xx/2020 in the amount of $xxx with an interest rate of 5.750% and the next due date is xx/xx/2020. The tape data shows the new UPB is in the amount of xx.
This is a step modification and the loan was modified in 5 steps. The loan was modified on xx/xx/2014 between the borrowerxx and the lenderxxI, xx. As per the modified terms, the new principal balance is xx. The borrower has promised to pay for the amount of xx with an interest of 4.750% beginning from xx/xx/2015.The new maturity date of xx/xx/2057.
The borrower has not file bankruptcy yet.
The foreclosure activity has not been found.
The subject property occupancy is unable to be determined. No, ant damage and repairs have been found.
The comments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a step modification and the loan was modified in 5 steps. The loan was modified on xx/xx/2014 between the borrower xx. As per the modified terms, the new principal balance is xx. The borrower has promised to pay for the amount of $xxx with an interest of 4.750% beginning from xx/xx/2015.The new maturity date of xx/xx/2057.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Appraisal (Lvl 2)     "Appraisal Report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosure is missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private xx Insurance Disclosure
4. Earthquake Disclosure for Condominiums
5. Hazard Insurance Disclosure
6. Insurer Recommendation Disclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined in the available loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "The note date is xx/xx/2007 and the settlement date is xx/xx/2007 which is different from note date."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrowers."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2007.
The chain of assignment has not been completed. Currently, the assignment is from xx which was recorded on xx/xx/2009.
There is one junior xx against the subjectxx for the amount of xx which was recorded on xx/xx/2019.
There are four junior civil judgments against the borrower in the different favor for the total amount of xxwhich was recorded in different dates.
First to third installments of combined taxes for the year of 2019 have been paid in the amount ofxx
No, any prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is delinquent from 3 months and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxth an interest rate of 8.500%. The new UPB is does not reflect in the available payment history. As per the tape data as of xx/xx/2020, the new UPB is in the amount of xx.	Collections Comments:The loan present status is collection.
According to the payment history as of xx/xx/2020, the borrower is delinquent from 3 months and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh an interest rate of 8.500%. The new UPB is does not reflect in the available payment history. As per the tape data as of xx/xx/2020, the new UPB is in the amount of xx.
The reason for default is unable to be determined.
The Loan modification agreement was made on xx/xx/2019 between the borrower “xx” and the lender “xx”. As per the modified terms, the new principal balance is xx. The borrower has promised to pay for the amount of $xxxh an interest rate of 8.500% beginning on xx/xx/2019 till new maturity date of xx/xx/2048.
The borrower did not file bankruptcy yet.
No, any foreclosure activity has been found.
The subject property occupancy is unable to be determined. No, any damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Loan modification agreement was made on xx/xx/2019 between the borrower “xx” and the lender “xx”. As per the modified terms, the new principal balance is xx. The borrower has promised to pay for the amount of $xxxth an interest rate of 8.500% beginning on xx/xx/2019 till new maturity date of xx/xx/2048.	Affiliated Business Disclosure Credit Application	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is located at "Final_HUD_1_(xx)". However, the final HUD-1 is not signed by the borrowers."	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value unable to be determined in the available loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "As per note the note date is xx/xx/2007 and the ROR Transaction date is xx/xx/2007.Hence the ROR Transaction date not consistent with not and/or HUD."
* Settlement date is different from note date (Lvl 2)     "The note date is xx/xx/2007 and the settlement date is xx/xx/2007. Hence the settlement date is different from the note date."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrowers."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2020 shows that the xx was originated on xx. Prado (borrower) and (lender) xx xx Company, xx, in the amount of xx. The subject xx was recorded on xx/xx/2007 with the instrumentxx The chain of the assignment has been completed. The current assignment isxx
There are twoxx liens active in the total amount xx
The first and second installments of xx taxes for the year of 2019 have been paid in the amount of xx each respectively. The current ownership is vested in the name oxx
The review of the payment history shows that, the borrower is currently delinquent from more than one months and the next due date is for xx/xx/2020. The last payment was received on xx/xx/2020, in the amount of $xxx, which was applied for xx/xx/2020. The UPB is not stated in the payment history, as per tape data it is xx. The Current P&I is $xxx and PITI is $xxx, with the interest rate of 11.2%.	Collections Comments:The review of comment history shows that the loan is in collection.
The property has been occupied by the owner himself.  No damage or repair to the property has been found.
 The next due date is for xx/xx/2020.
The last payment was received on xx/xx/2020, in the amount of $xxx, which was applied for xx/xx/2020. The UPB is not stated in the payment history, as per tape data it is xx.
The Current P&I is $xxx and PITI is $xxx, with the interest rate of 11.2%.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The HUD-1 settlement statement is not signed by the borrower."	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan files."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
* Missing required 1-4 family rider (Lvl 2)     "1-4 family rider is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer is missing from the loan files."
* Operative index value is unable to confirm (Lvl 2)     ""The operative index value is unable to be determined from the available loan files. ""
* Property is Manufactured Housing (Lvl 2)     "Home has been affixed.  According to the appraisal field review report located at “xx” dated xx/xx/2007, the subject property type is manufacture home. In the appraisal report reflects the Manufacture Home. The affidavit of affixation is found (located- Affidavit_of_Affixture_(xx)), which states that the home is affixed to permanent foundation."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan files."
								* Settlement date is different from note date (Lvl 2) "As loan was originated on xx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with xx xx.
The chain of assignment has not been completed. Currently, the xx is withxx which was recorded on xx/xx/2013. However; it should be withxx
There is a  junior xx which was originated on xx.00 withxx, 2003.
There is acivil judgment against the borrower which was recorded on xx/xx/2019 in the amount xx
1st and 2nd xx taxes for the year 2019 have been delinquent in the total amount of xx which were due on xx/xx/2019 and xx/xx/2020 respectively. The taxes are good through by xx/xx/2020
According to payment history as of xx/xx/2020, the borrower has been current with the loan and the next due for the payment is xx/xx/2020. The last regular payment was received on xx/xx/2020 in the amount of $xxx87 which was applied to the due date of xx/xx/2020. The current UPB is not reflected in the payment history. However, tape data shows UPB in the amount of xx.	Collections Comments:The present status of the loan is in performing and the next due for the payment is xx/xx/2020. The last regular payment was received on xx/xx/2020 in the amount of $xxx87 which was applied to the due date of xx/xx/2020. As per the loan modification agreement located at “Loan_Modification_Agreement_(signed)_(xx)”, the loan interest rate was reduced from 9.30% to 8.30% beginning from xx/xx/2018 to xx/xx/2020. The maturity date is extended to xx/xx/2038. However; after the expiration of this period the payments are to be made as per the note terms. No evidences found in the loan file and servicing comments regarding foreclosure proceedings and bankruptcy records on the subject property.
No evidence of damage or repair to the subject property was found. No comments have been found stating the borrower’s income has been impacted by COVID-19.

Update
As per the collection comment dated xx/xx/2024, the xx taxes for 2023 are delinquent in the amount of $xxx09.
As per the collection comment dated xx/xx/2024, the tax sale was scheduled for xx/xx/2025. Further details are not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Initial Escrow Acct Disclosure Loan Program Info Disclosure Origination Appraisal	4: Unacceptable	* Property is Commercial Prop (Lvl 4) "The subject property is commercial property. An Appraisal report from origination is missing from the loan file.
As per the tape data as of xx/xx/2020 and the xxx Report located at “xx”, the subject property type is commercial. The subject property used for Hotel and it is occupied by a tenant."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is located at "xx", however; some points and fees are missing in the document."
* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is available in the loan file. However, it is not executed by the borrower."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report from origination is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per the note transaction date is xx/xx/2007, however; as per the HUD-1 the settlement date is xx/xx/2008 which is different from the note date."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.
The chain of the assignment has not been completed. Currently, the xx is with xx
No active judgment or liens have been found.
The annual xx taxes of 2017 to 2019 have been sold in the amount $xxxxx/xx/2019 and the redemption amount is xxor the good through date of xx/xx/2020.
No delinquent taxes have been found for the prior year.

The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB reflected is in the amount of xx till the due date of xx/xx/2020.	Collections Comments:The review of the collection comment shows that the current status of the loan is performing and the next due date for the payment is xx/xx/2020. The borrower xxhad filed the bankruptcy under chapter-11 on xx/xx/2010 with the Case# xx and the plan was confirmed on xx/xx/2013. The POC was filed on xx/xx/2010 with the secured claim amount of xx and the amount of arrearage is not mentioned. The schedule-D in xxx shows that $xxxs unsecured portion out of claim amount of xx and the value of the property is xx. No comment indicating a cram down has been found. According to the order confirming chapter 13 plan, the total secured claim in the amount of xx sxxbe paid in the amount of $xxx monthly with current terms. The bankruptcy was discharged on xx/xx/2018 and the case was terminated on xx/xx/2018. The date of the last filing the bankruptcy was xx/xx/2018. The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB reflected is in the amount of xx till the due date of xx/xx/2020. The comment dated xx/xx/2019 states that the borrower has lost his business. No damage and repairs have been found. No information pertaining to foreclosure has been found. The loan has not been modified since origination.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xxhad filed the bankruptcy under chapter-11 on xx/xx/2010 with the Case# xx and the plan was confirmed on xx/xx/2013. The POC was filed on xx/xx/2010 with the secured claim amount of xx and the amount of arrearage is not mentioned. The schedule-D in xxx shows that $xxxs unsecured portion out of claim amount of xx and the value of the property is xx. No comment indicating a cram down has been found. According to the order confirming chapter 13 plan, the total secured claim in the amount of xx sxxbe paid in the amount of $xxx monthly with current terms. The bankruptcy was discharged on xx/xx/2018 and the case was terminated on xx/xx/2018. The date of the last filing the bankruptcy was xx/xx/2018.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Origination Appraisal	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The final HUD1 is not signed by the borrower."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from loan file."
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the loan file."
* Property is Mobile Home (Lvl 2)     "Home has been affixed to the permanent foundation. The appraisal report is missing from the loan file. The ALTA 7 Endorsement is not attached with the final title policy. The VIN# is not mentioned in the legal description of the subject xx. The affidavit of affixture located at ‘Affidavit_of_Affixture__Recordedxx’, shows that the subject property has been permanently affixed to a foundation and it also reflects the VIN#S07094."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "According to the final HUD1, the settlement date is xx/xx/2008 which is different from the Note date of xx/xx/2008."
								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by the borrower."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx originated on xx. for the amount of xx. The xx was recorded on xx/xx/2008. The xx is currently assigned toxx No active judgments or liens have been found. RE tax Status The property taxes for the year 2018 and 2019 are delinquent each in the amount of $xxx $xxxe total amount of delinquent taxes of $xxxgood through till xx/xx/2020. There are no other prior year real estate delinquencies.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied to the due date of xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx. The UPB reflected per tape data is in the amount of xx.	Collections Comments:As per servicing comments the loan is currently performing. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied to the due date of xx/xx/2020 and the next due date for payment is xx/xx/2020.
No evidences of active litigation or contested matter have been found in last 24 months servicing comments.No comments have been found regarding foreclosure in the latest servicing comments. No comments have been found regarding bankruptcy in the latest servicing comments.
Update:
No additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2018 between the borrower xx. The new modified principal balance as per modification is in the amount of $xxxh interest rate starting at 9.050 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2018. The maturity date as per modification is xx/xx/2038.	Affiliated Business Disclosure Origination Appraisal	3: Curable		* Settlement date is different from note date (Lvl 3) "As per loan note date is xx/xx/2008 and the settlement date is xx/xx/2008. Hence the settlement date is different from the loan file."	* Missing Appraisal (Lvl 2) "Appraisal Report is missing from the loan file." * Operative index value is unable to confirm (Lvl 2) "Operative Index value at origination is unable to be determine d from supporting documents." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file." * TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$15,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.00 withxxwhich was recorded on xx/xx/2008 with Instrument# xx.
The chain of assignment is not completed as the subject xx is currently assigned to xx
Active xx & judgments details as shown below:
1) There is an active senior xx originated on xx.00 withxxy Rescue which was recorded on xx/xx/2003 under Instrument# xx.
2) There are 2 active civil judgments open against the borrower with the same xx which were recorded on xx/xx/2015 and xx/xx/2017. The amount has not been mentioned.
Combined annual taxes for the year 2019 have been paid in full in the amount of $xxxxx/xx/2019.
No delinquent taxes have been found for the prior year.
As per the review of payment history dated as of xx/xx/2020, the borrower is making regular payments. The next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with the interest rate 9.400 % which was applied for due date xx/xx/2020. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveals that the loan is in performing status.
As per the review of payment history dated as of xx/xx/2020, the borrower is making regular payments. The next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx with the interest rate 9.400 % which was applied for due date xx/xx/2020. The current unpaid principal balance is in the amount of xx.
The foreclosure was initiated on the subject property. The file referred to attorney completed. As per the lis pendence located at “xx”, the complaint was filed on xx/xx/2009. “xx” reflects affidavit of sale publication which was filed on xx/xx/2009. “xx” shows notice of sale was recorded on xx/xx/2009. The foreclosure sale was scheduled for xx/xx/2009. As per “xx”, rescission of notice of default was filed on xx/xx/2010 under Instrument#xx No further details have been found.
The current bankruptcy status is case dismissed.
According to collection comment, no damages or repairs have been found.

Foreclosure Comments:The foreclosure was initiated on the subject property. The file referred to attorney completed. As per the lis pendence located at “xx”, the complaint was filed on xx/xx/2009. “xx” reflects affidavit of sale publication which was filed on xx/xx/2009. “xx” shows notice of sale was recorded on xx/xx/2009. The foreclosure sale was scheduled for xx/xx/2009. As per “xx”, rescission of notice of default was filed on xx/xx/2010 under Instrument# 2010-05569. No further details have been found.
Bankruptcy Comments:As perxx records the debtor “xxr” had filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2018. However; the bankruptcy case was dismissed on xx/xx/2018 and terminated on xx/xx/2018.	The loan was modified between the borrower “xx” and lender “xx” on effective date of xx/xx/2019 with the new modified principal balance of xx. According the modification agreement the borrower promises to pay P&I $xxx with the interest rate of 9.500 % with fixed amortized type and it was beginning from first payment date on xx/xx/2019 and ends with the maturity date of xx/xx/2051. Prior to this the loan was modified in 2009. After that, amendment modification was done on 2011, 2012 & 2014.	Affiliated Business Disclosure Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "Appraisal report at the time of origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Oregon State. The following required state disclosures are missing from the loan file.
1. Oregon Forced Placed Insurance Notice
2. Notice where Escrow Account is NOT Required
3. Escrow Notice for Loans Sold to Out-of- State Purchases within one year
4. Anti-Coercion Notice
5. Insurance Premium Notice
6. Insurance Sales Notice
7. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed.
The appraisal report at the time of origination is missing from the loan file. The seller’s tape data showing that the subject property is "Manufactured Housing". The Alta 7 endorsement  is attached with the final title policy. However; as per Affidavit of affixation in updated title report located at “Pg#xx”, the subject property has been attached to the permanent foundation. It also reflects the VIN# xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "The loan was originated on xx."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2020 shows that the xx was originated on xx. The subject xx was recorded on xx/xx/2008 with the instrument # xx The chain of the assignment has been completed. The current assignment is withxx There are two civil judgments in the amountxxl. There are three tax certificate found for the year of 2016, 2017 and 2018 in the amount ofxx. The delinquent taxes were paid by the tax buyer. The good through date to redeem tax is xx/xx/2020. The first and second installments of xx taxes for the year of 2019 have been delinquent in the amount of $xxx $xxx the due date of xx/xx/2019 and xx/xx/2020 respectively, whose good through date is xx/xx/2020. The current ownership is vested in the name of xx (borrower).	The review of the payment history shows that, the borrower is currently delinquent from more than 2 months and the next due date is for xx/xx/2020. The last payment was received on xx/xx/2020, in the amount of $xxx, which was applied for xx/xx/2020. The UPB is not stated in the payment history, as per tape data it is xx. The Current P&I is $xxx and PITI is $xxx, with the interest rate of 11.35%.	Collections Comments:The review of comment history shows that the loan is in collection. The reason for default is unable to be determined. The property has been occupied by the owner himself. As per xxx Report dated xx/xx/2019 (Located-xx), there is a roof damage. The broker had noted damaged shingles on roof. The estimated repair cost is $xxx The comment history does not show any evidence about the roof damage. The current status of repairs has not been available. The borrower is currently delinquent from more than 2 months and the next due date is for xx/xx/2020. The last payment was received on xx/xx/2020, in the amount of $xxx, which was applied for xx/xx/2020. The UPB is not stated in the payment history, as per tape data it is xx. The Current P&I is $xxx and PITI is $xxx, with the interest rate of 11.35%.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2011 between the borrower and lender. The borrower promises to make a monthly payment of $xxx with the interest rate of 9.350 % beginning from xx/xx/2011 till the maturity date of xx/xx/2038. The New Principal Balance stated in the modification is xx.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	3: Curable	* Not all borrowers signed HUD (Lvl 3) "HUD is not signed by the borrower."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     ""The operative index value is unable to be determined from the available loan files. ""
* Property is Manufactured Housing (Lvl 2)     "Home is affixed.  An Appraisal Report at the origination located at “Appraisal__Broker_Ordered_(Digital)__revised_to_include_tw_(xx)” shows the type of subject property as a manufactured home with serial/VIN# xx. The affidavit of affixation is (located- Affidavit_of_Affixture__Unrecorded_(xx)), which states that the home is fixed to permanent foundation."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "Settlement date is xx/xx/2008, which is different from note date of xx/xx/2008."
								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,200.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx which was recorded on xx/xx/2016. The chain of assignment is complete as the assignment of xx is currently with the “xx. No active lien and judgment has been found on the updated title report. 1st installment of xx tax for the year of 2020 has been paid on xx/xx/2020 in the amount ofxx2nd installment of xx tax for the year of 2020 is due on xx/xx/2020 in the amount ofxxfor the xx. 1st installment of xx tax for the year of 2020 has been paid on xx/xx/2020 in the amount oxx 2nd installment of xx tax for the year of 2020 is due on xx/xx/2020 in the amount xx	Review of the latest 24 months payment history shows that the borrower is performing. The last payment was received in the amount of $xxx on xx/xx/2020 which was applied for the month of xx/xx/2020. The next due date is xx/xx/2020. The current interest rate is 6.50000% and as per the payment history current UPB is in the amount of xx.	Collections Comments:The subject loan is in performing. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of $xxx on xx/xx/2020 which was applied for the month of xx/xx/2020. The next due date is xx/xx/2020. The current interest rate is 6.50000% and as per the payment history current UPB is in the amount of xx. As per collection comments the subject property has been occupied by the owner and is in average condition. No information has been found regarding the COVID-19 in the available servicing comments. No information has been found regarding the Current Employer, Job Type and the length of employment in the available servicing comments and loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Flood Certificate HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Transmittal (1008)	4: Unacceptable	* Property is Mobile Home (Lvl 4) "Home is not affixed. As per document located at "xx" the subject property is mobile home. No VIN/Serial# available in the recorded copy of the subject xx and no Affidavit of Affixation is available. The final title policy is available in the loan file that doesn’t have ALTA-7 for Mobile Home. The Appraisal report is missing from the loan file. The latest tax assessor report also shows that there is separate tax assessment for land and improvements. Therefore, we are unable to verify whether the subject property has been attached to the land or not."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final CD is missing in the loan file."
* Missing credit report (Lvl 3)     "Credit report is missing in the loan file."
* Missing flood cert (Lvl 3)     "Flood Certificate is missing in the loan file."
* Missing Required Disclosures (Lvl 3)     "List of Service Providers is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of Servicing transfer document is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Affiliated Business Disclosure is missing in the loan file."
* Transmittal (xx) is Missing (Lvl 3) "xx."	* Application Missing (Lvl 2) "Final Application is missing in the loan file."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 2)     "All income related documents are missing in the loan file to determine borrower's ATR.

Subject loan originated on xx."
								* Missing Appraisal (Lvl 2) "Appraisal is missing in the loan file."										Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, in favor xx
The chain of assignment has not been completed. Assignment from xx is missing.
No active mortgages, liens, and judgments have been found.
Tax certificate is not available to check for tax delinquency status.
As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx05 with an interest rate of 5.75%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current loan status is performing. As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx05 with an interest rate of 5.75%. The current UPB reflected as per the payment history is in the amount of xx.
The loan was modified on xx/xx/2018 with new modified principal balance of xx with an interest rate of 5.75% and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2018. The maturity date as per modification is xx/xx/2040.
The reason for default, subject property occupancy is not mentioned in collection comments.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No comments have been found regarding Covid-19 impact.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2018 between the borrower “xx ” and the lender “xx”. The new modified principal balance as per modification is in the amount of xx with an interest rate of 5.75% and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2018. The maturity date as per modification is xx/xx/2040.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, in favor ofxx
The chain of assignment has been completed.
No active mortgages, liens, and judgments have been found.
No prior year delinquent taxes have been found.
As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx with an interest rate of 6%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current loan status is performing. As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx with an interest rate of 6%. The current UPB reflected as per the payment history is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
The reason for default, subject property occupancy is not mentioned in collection comments.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No comments have been found regarding Covid-19 impact.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. An Appraisal Report dated xx/xx/2014 located at “xx” shows the type of subject property as a manufactured home. However, the Affidavit of Affixation is not available in the loan file. The ALTA-7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded xx. The tax certificate attached with the updated title shows separate assessment for land and improvements. Collections comment does not reflect any information regarding Manufactured Housing whether it is attached to a permanent foundation system or not. Hence, unable to determine whether the home is attached to the permanent foundation."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1 along with estimated HUD-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The Final Truth In Lending is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final Good Faith Estimate is missing from loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial Good Faith Estimate is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "The Initial Truth In Lending is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. Short and xx as nominee for xxxx, which was recorded on xx/xx/2019 in book/page # 2019 / 84069. The chain of assignment is complete as the assignment of xx is currently with the xxas nominee for xxxx”.
There is an active junior xx in the amount ofxx which was recorded on xx/xx/2019 in favor of xxas nominee for xxxx
No active Liens and judgments have been found on the updated title report.
Annual combined tax for the year of 2019 has been paid on xx/xx/2019 in the amount ofxx
Review of the latest 24 months payment history shows that the borrower is performing. The last payment was received in the amount of $xxx3 on xx/xx/2020 which was applied for the month of xx/xx/2020. The next due date is xx/xx/2020. The current interest rate is 4.750% and as per the payment history current UPB is in the amount of xx.	Collections Comments:The subject loan is in performing. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of 1,037.3 on xx/xx/2020 which was applied for the month of xx/xx/2020. The next due date is xx/xx/2020. The current interest rate is 4.750% and as per the payment history current UPB is in the amount of xx.
No information has been found regarding the COVID19 in the available servicing comments.
As per final 1003, the borrower is working at "xx" as a "xx" for 19 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	3: Curable	* Loan Application Missing Or Unexecuted (Lvl 3) "Final loan application with corrections in Section VIII (m). As per fraud report, borrower is not first time homebuyer, however loan application reflects borrower is first time homebuyer."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial Closing Disclosure dated xx/xx/2019 is missing in the loan file.
Revised Closing Disclosure dated xx/xx/2019 is missing in the loan file.
Disclosure Tracking in the loan file confirms that the Initial as well as Revised Closing Disclosure was sent to the borrower, however both are missing in the loan file."
* Reverification within 10 days is missing (Lvl 3) "Verbal Verification of Employment within 10 days from the closing date is missing in the loan file."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2) "TRID Violation due to a fee addition on Final CD dated xx/xx/2019. The Final CD shows an added fee (Apraisal Re-Inspection Fee) of $xxx. The Initial and Revised Closing Disclosure are missing in the loan file.

								Subject is a purxxxloan and 1 year SOL has expired."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the review of updated title report dated xx/xx/2020 the subject xx was originated on xx.00 which was recorded on xx/xx/2020 under xxNo chain of assignment has been found and the xx is currently with the current assignee Finance xxx xx (lender).
There is one junior xx which was recorded on xx/xx/2020 underxx in the amount of xx in favor ofxx
The annual combined taxes for 2019 have been paid in the amount of $xxx prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx38 (PITI) with interest rate of 3.375% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB reflected is in the amount of xx.	Collections Comments:The loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx38 (PITI) with interest rate of 3.375% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB reflected is in the amount of xx.

Borrower is working as Customer Service provider at C3 Customer Contact Channels for 29 months. 1 months reserves.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per Seller tape, Investor Decline- Borrower's spouse needed to be qualified on the loan and added to documentation. She did not qualify."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The Affiliated Business Disclosure missing."	* Qualified xx DTI exceeds xx% (Lvl 2) "The loan failed the qualified xx DTI threshold test as this loan has a qualified xx DTI ofxx% as the Borrower income was $xxx17 which was the prior two years W2s plus YTD average and total expenses are in the amount of $xxxd the loan was underwritten by AUS/LP (Locator# Guy xxOrigination File Page#xx) and its recommendation is “Accept.” with a DTI ofxx%.

								ATR SOL of 3 years has expired."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the review of updated title report dated xx/xx/2020 the subject xx was originated on xx.00 which was recorded on xx/xx/2019 under Instru# xx
No chain of assignment has been found and the xx is currently with the current assigneexx
There is an active senior xx against the subject property in the amount of xx which was recorded on xx/xx/2009 under instruxx favor of xxxxxreflects the pay-off for above said xx in the amount of xx to the creditor xxx HL. The final title policy does not reflect any prior xx. Possible title claim can be filed. The satisfaction of xx has not been found. This can be cured if satisfaction of xx is made and recorded.

The annual combined taxes for 2019 have been paid in the amount of $xxx prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx87 (PITI) with interest rate of 3.875% and P&I $xxx61 for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB reflected is in the amount of xx.	Collections Comments:The loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx87 (PITI) with interest rate of 3.875% and P&I $xxx61 for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB reflected is in the amount of xx.
The loan has not been modified since origination.
No evidences have been found regarding foreclosure proceedings or Bankruptcy filing.
The property is owner occupied and no visible damages were reported.

Borrower is owner of xx  since for 61 months. 15 months reserves.

Update:
No additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape data states "xxxdid not like appraisal. Please have appraisal reviewed prior to firm bid just to make sure there are no fades."

							Review of appraisal shows that the subject property is a combined 2 condo units totaling 3741sq ft with 4 bedrooms and 3 bathrooms. No comps used were in the same building as subject, which appraiser did address stating " subject is very unique for the subject development in that it is a combination of 2 unites creating a largexx sq ft unit within a complex where the average size of a unit isxxsq ft. All comps used are more than 7 miles away, with gross adjustments of morexx% on three comps and net adjustments of more than xx% on three comps. All comps used ranged in age from 13-19 years old, while the subject building is approximately 38 years old. Subject is on the river, however is further inland from the comparable, which are closer to the beach and ocean. None of the comp building locations are similar in design to the subject property."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the xx was originated on xx. The chain of xx assignment has been completed. Currently, the xx assignment is withxxxxx Trust ,xx. No active judgments or liens have been found. Annual xx taxes of 2019 have been paid in the amount of $xx.	The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The loan is in delinquency for 10 months. The last payment was received on xx/xx/2019 in the amount of $xxx10 and it was applied for the due date of xx/xx/2019.The current P&I is $xxx36 and interest rate is 3.00%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy. According to thexx(borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017. Schedule D in xxx dated 01/xx/18 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. POC was filed byxxxxx Trust, NA on 02/xx/18, in the secured claim amount of xx and an arrearage in the amount of xx. Amended POC was filed on 07/xx/19, in the secured claim amount of xx. Second Amended Chapter 13 Plan xx/xx/2018, which states subject creditor claim regular payment will be paid in the amount of $xxx70 monthly. This plan was confirmed on xx/xx/2019. Motion to Dismiss Case was filed on xx/xx/2020. Previously, the borrower had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2015. This case was dismissed on xx/xx/2017 and it was terminated on xx/xx/2018. No foreclosure proceedings have been found in the recent 24 months. According to collection comment, no damages or repairs have been found. As per comment dated xx/xx/2020, the Pre-Foreclosure xx declared on xx/xx/2020 for Corona virus Disease 2019 Pandemic starting on xx/xx/2020. No further details have been found.

Update:
The current status of the loan is collection.
The debtor had filed bankruptcy under Chapter 13 on xx/xx/2017 with the case #xx. As per the servicing comment dated xx/xx/2023, the bankruptcy has been discharged on xx/xx/2023.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx(borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017. Schedule D in xxdated 01/xx/18 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. POC was filed byxxxxx Trust, NA on 02/xx/18, in the secured claim amount of xx and an arrearage in the amount of xx. Amended POC was filed on 07/xx/19, in the secured claim amount of xx. Second Amended Chapter 13 Plan xx/xx/2018, which states subject creditor claim regular payment will be paid in the amount of $xxx70 monthly. This plan was confirmed on xx/xx/2019. Motion to Dismiss Case was filed on xx/xx/2020. Previously, the borrower had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2015. This case was dismissed on xx/xx/2017 and it was terminated on xx/xx/2018.	The loan modification agreement was made betweenxx (Borrowers) and xxx, xx (Servicer) on xx/xx/2019 with the new modified unpaid principal balance xx. From UPB, the principal balance in the amount of xx has permanently forgiven. The interest bearing amount was xx with step rate starting interest rate was 3.5% and the modified P&I was $xxx36 beginning on xx/xx/2011. The step rate was in 5 steps ending at rate 7.990% and P&I will be $xxx80 applicable from xx/xx/2027 to maturity date xx/xx/2059.	Affiliated Business Disclosure Initial Escrow Acct Disclosure	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrowers."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx. which was recorded on xx/xx/2005. The chain of the assignment has not been completed. The latest assignment is with Usxx which was recorded on xx/xx/2015. However, it should be withxxThere is a junior xx in the favor of xx) in the amount of xx which was recorded on xx/xx/2007. No active judgments or liens have been found. The annual installment of combined jurisdiction tax of 2020 has been paid in the amount of $xxxxx/xx/2020. The annual installment of school jurisdiction tax of 2019 has been paid in the amount of $xxxxx/xx/2019. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower has been delinquent with the loan for 5 months. The last payment was received on xx/xx/2020 which was applied for xx/xx/2019 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx11. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in bankruptcy and the borrower has been delinquent with the loan for 5 months. The last payment was received on xx/xx/2020 which was applied for xx/xx/2019 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx11. The UPB reflected is in the amount of xx. No comments have been found regarding foreclosure in the latest servicing comments. The subject property has been occupied by the owner. The latestxx is not available. Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the lis pendens was filed on xx/xx/2013, with the book # xx and page #xx which is located at xx.pdf xx Further, the lis pendens was filed on xx/xx/2016 with the book # xx which is located at 45302.pdf xxAgain, the lis pendens was filed on xx/xx/2019 with the book # xx which is located at 45302.pdf xx. However, the foreclosure was put on hold as the borrower had filed bankruptcy, which was confirmed on xx/xx/2016 and the date of the last filing is xx/xx/2019.
Bankruptcy Comments:The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2016 with the Case#xx and the plan was confirmed on xx/xx/2016. The was POC filed on xx/xx/2016 with the secured amount of xx, and the arrearage amount is xx. As per the chapter 13 plan, the debtor sxxpay to the trustee the sum of $xxx per month for 60 months. The date of the last filing is xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in xx. The following disclosures are missing from the loan file. 1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice 2. NY Interest Rate Disclosure 3. NY Hazard Insurance Disclosure 4. Tax Escrow Account Designation 5. xx Bankers and Exempt Organizations Preapplication 6. Co-Signer Notice Requirements 7. Default Warning Notice 8. Commitment Disclosure 9. Lock-in Disclosure 10. Expiration of Lock-in or Commitment Period"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2020, the subject xx was originated on xx.xx, with xx as Firstxx
The chain of assignment has not been completed. Currently, the assignment is with xxx xx trust, xx
There is an active UCC against the borroweccwhich was recorded on xx/xx/2016 in the favor ofcc ,xx.However, the amount of lien is unable to be determined.
Annual Combined taxes for the year of 2019 have been due in the amount of $xxxprior delinquent taxes have been found.
According to the payment history, the borrower has been delinquent for +20 months and the next due for payment is xx/xx/2018. The last payment (P&I) was received on xx/xx/2020 in the amount of $xxxthe due date of xx/xx/2018. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is active bankruptcy and next due date for the payment is xx/xx/2018.
According to the payment history, the borrower has been delinquent for +20 months and the next due for payment is xx/xx/2018. The last payment (P&I) was received on xx/xx/2020 in the amount of $xxxthe due date of xx/xx/2018. The UPB reflected as per the payment history is in the amount of xx.
As per thexx report dated xx/xx/2020, the subject property is owner occupied and. The subject property is in average condition and no damages or repairs are found.

Update:
The current status of the loan is active bankruptcy.
As per the servicing comment dated xx/xx/2024, the borrower filed for bankruptcy under Chapter 13 with case #xx on xx/xx/2024. As per the servicing comment dated xx/xx/2024, the POC was filed on xx/xx/2024. The bankruptcy is still active.
As per the servicing comment dated xx/xx/2024, the foreclosure was initiated in 2024. As per the servicing comment dated xx/xx/2024, the sale was scheduled for xx/xx/2024 and has been postponed due to bankruptcy filed by the borrower.

Foreclosure Comments:As per the servicing comments, the foreclosure was initiated and referred to attorney on xx/xx/2019. However,  the foreclosure was placed on hold due to the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019.
Bankruptcy Comments:According to thexx, the borrower xxhad filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. and the plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019 with the claim amount of xx and the amount of arrearage is xx.The schedule xx dated xx/xx/2019 shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx however the unsecured portion is xx. Thexxcase is active and the date of last filing is xx/xx/2020.	The loan modification agreement was made between (borrower)xx on xx/xx/2020.The borrower promises to pay the new UPB in the amount of xx with the annual fixed interest rate of 4.00% and the modified P&I is in the amount of $xxxnning from xx/xx/2017 till the maturity date xx/xx/2051.	Affiliated Business Disclosure Missing Required State Disclosures	3: Curable	* DTI >xx% (Lvl 3) "DTI exceeds xx %."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Georgia State. The following state disclosures are missing from the loan file.
1.Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2.Disclosure of Additional Fees"
* Operative index value is unable to confirm (Lvl 2)     "Operative Index value is unable to be determined."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the Pro-title report dated xx/xx/2020, the subject xx was originated on xx. The chain of assignment has been completed. The current assignment is withxx, which was recorded on xx/xx/2014. There are three Municipal liens against the subject property in the favor ofxxin the total amount of xxwhich were recorded on different dates. The property taxes of the year 2019 are paid in the amount of $xx.	According to the payment history as of xx/xx/2020, the borrower is delinquent for 4 months and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2020. The P&I is in the amount of $xxx and an interest rate is 9.890%. The current UPB reflected in the payment history is in the amount of xx.	Collections Comments:The loan is in bankruptcy.
According to the payment history as of xx/xx/2020, the borrower is delinquent for 4 months and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2020. The P&I is in the amount of $xxx and an interest rate is 9.890%. The current UPB reflected in the payment history is in the amount of xx.
The reason for default is unable to be determined.
No evidences have been found regarding borrower occupancy and damages/repairs in the comments.
Foreclosure Comments:As per tape, the foreclosure was initiated in 2014 and the file was referred to an attorney on xx/xx/2014. As per lis-pendens in updated title report, the complaint was filed on xx/xx/2014 with case #xx however, it was put on hold as the borrower had filed the bankruptcy on xx/xx/2014 and the date of last filing is xx/xx/2020.
Bankruptcy Comments:As per xx report, the borrower xx had filed the bankruptcy under chapter-13 with case # xx on xx/xx/2014. The proof of claim was filed on xx/xx/2015 with the secured claim amount of xx and the amount of arrearage was xx. As per proposed chapter-13 plan, the debtor was supposed to pay the trustee the amount of $xxxnthly for 60 months. Schedule-xx shows $xxx00 as unsecured portion out of claim amount xx. The value of collateral was xx Did not see comments indicating a cram down. The date of last filing is xx/xx/2020.	Not Applicable	Affiliated Business Disclosure Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the GSE points and fees test."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "We are unable to determine the operative index value from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$500.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx, in favor of xx xx., recorded in Instrument# | Book/Page#xx The chain of assignment has been completed as the assignment is xx As Trustee Forxx. There is junior xx on the subject property dated xx/xx/2005 and recorded on xx/xx/2005 in the amount of $xxxh is in the favor ofxx as nominee for xx xx Company, xx.
There are no active liens and judgments against the borrower and the property.
The combined annual taxes of 2019 have been paid in the amount of $xxxe are no prior
Year real estate delinquencies.

The review of payment history shows that the borrower has been delinquent for 2 months and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxthe due date of xx/xx/2020. The UPB reflected is in the amount of xx till the due date of xx/xx/2020.	Collections Comments:As per servicing comments as of xx/xx/2020, loan is in Bankruptcy.As per payment history dated xx/xx/2020,the borrower has been delinquent for 2 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 with the P&I $xxx the rate of interest 4.00%, which was applied for the due date of xx/xx/2020. The payment history reflects the current UPB in the amount of xx.
No comments have been found regarding the reason for default.
The property is owner occupied and no visible damages were reported.
As per the xx report, the borrower “xx” had filed bankruptcy under chapter- 13 with the case# 117-31274 on xx/xx/2017.  The POC had filed on xx/xx/2017 states that the amount of secured claim is xx with an arrearage amount of xx. The last filing date of bankruptcy was xx/xx/2020. Currently loan is in activexx case.
As per servicing comments  and tape data foreclosure was initiated. As per tape data foreclosure was referred to attorney on xx/xx/2016.No further details regarding foreclosure have been mentioned.
As per comment dated xx/xx/2020, the Pre-Foreclosurexx declared on xx/xx/2020 for Corona virus Disease 2019 Pandemic starting on xx/xx/2020. No further details have been found."

Foreclosure Comments:As per servicing comments  and tape data foreclosure was initiated. As per tape data foreclosure was referred to attorney on xx/xx/2016.No further details regarding foreclosure have been mentioned.
Bankruptcy Comments:As per thexx report, the borrower “xx” had filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2017. The schedule D of the xxx shows the secured claim in the amount of xx with the supporting value of collateral is xx so the unsecured amount is $xxxC had filed on xx/xx/2017 states that the amount of secured claim is xx with an arrearage amount of xx. The last filing date of bankruptcy was xx/xx/2020. Currently loan is in active xx case.	According to the modification, the loan was modified on xx/xx/2015. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 4.00% and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2015 . The maturity date as per modification is xx/xx/2020. This loan was modified once.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The CE result is moderate as this loan failed the First Lien Broker Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "First Lien Broker Fees Test: Result FAILLoan Data $xxxarison Data $xxxance+$xxxhis loan failed the first lien broker fees test due to one of the following findings.
The loan is a first lien xx with a principal amount that is greater than or equal to $xxxhe sum of all limited broker fees exceeds the greater of 0.25% of the principal amount or $xxxd broker fees are all fees designated for the broker other than the origination fee, discount points, assumption fee, rate lock fee, broker fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or
The loan is a first lien xx made by a HUD approved lender and the sum of all limited broker fees exceeds the greater of 0.25% of the principal amount or $xxxd broker fees are all fees designated for the broker other than the origination fee, discount points, assumption fee, rate lock fee, broker fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or
The loan is a first lien xx with a principal amount that is less than $xxxe loan charges a limited broker fee (NC 24-1.1A(c1))."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from loan files."
* Operative index value is unable to confirm (Lvl 2)     "An Operative index value is unable to confirm from the available documents."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan files."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2020 shows that the xx was originated on xx. The subject xx was recorded on xx/xx/2006 with the instrument #xx  The chain of the assignment has been completed. The current assignment is with U.S.xx
The annual installments of combined taxes for the year of 2019 have been paid in the amount of $xxxe current ownership is vested in the name of xx
The review of the payment history shows that, the borrower is currently delinquent from more than 6 months and the next due date is for xx/xx/2019. The last payment was received on xx/xx/2020, in the amount of $xxx, which was applied for xx/xx/2019. The UPB stated in the payment history is xx. The Current P&I is $xxx and PITI is $xxx, with the interest rate of 10.375%.

Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The reason for default is unavailable.
The comment history dated xx/xx/2020 states that the disaster moratorium declared on xx/xx/2020 for Corona virus disease 2019 pendemic starting from xx/xx/2020. Unable to be determined whether the borrower had affected by Covid or not but the borrower is not making the payments from xx/xx/2019.
The property has been occupied by the owner himself. No damage or repair to the property has been found.
The borrower xxhad filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2019. The plan was confirmed on xx/xx/2019.
The next due date is for xx/xx/2019. The last payment was received on xx/xx/2020, in the amount of $xxx, which was applied for xx/xx/2019. The UPB stated in the payment history is xx. The Current P&I is $xxx and PITI is $xxx, with the interest rate of 10.375%.

Foreclosure Comments:The foreclosure process was initiated and the file was referred to an attorney on xx/xx/2019. The foreclosure process was kept on hold from xx/xx/2019 because of active bankruptcy. No further details have been found.
Bankruptcy Comments:The borrower xxl had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2019. The plan was confirmed on xx/xx/2019.
The POC was filed on xx/xx/2019, the amount of claim is xx and amount of arrearage is $xxx45. The schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx.
There is no any evidence of cram down.

Not Applicable	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the GSE HOEPA points and fees test.
The points and fees as calculated under the applicable GSE HOEPA guidelines exceed the GSE HOEPA points and fees threshold. A xx loan secured by a borrower's principal residence that has either an annual percentage rate or total points and fees payable by the borrower that exceeds the applicable thresholds under HOEPA is not eligible for purxxxby xx."
* DTI > xx% (Lvl 2)     ""According to the final loan application the borrower’s total monthly income is $xxxand  total debts are in the amount of $xxx99. So, the DTI is greater thanxx%."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for "Seller-Paid Points and Fees.""
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2019 shows that the xx was originated onxx (borrower) and (lender) xx xx Company, xx, in the amount of xx. The subject xx was recorded on xx/xx/2006. The chain of the assignment has been completed. The current assignment is with xx The annual installments of combined taxes for the year of 2019 have been paid in the amount of $xxxcurrent ownership is vested in the name ofxx	The review of the payment history shows that, the borrower is currently delinquent from more than 2 months and the next due date is for xx/xx/2020. The last payment was received on xx/xx/2020, in the amount of $xxxch was applied for xx/xx/2020. The UPB stated in the payment history is xx. The Current P&I is $xxxPITI is $xxxh the interest rate of 1.875%.	Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The reason for default is unable to be determined. The property has been occupied by the owner himself. As per xxx Report dated xx/xx/2020 (Locator#xx). This property will not qualify for all types of financing due to the damaged front porch on the home. The comment history does not show any evidence about the damage. However, the xxx Report dated xx/xx/2020 (Located-xx) also not showing any damage or repair.
The comment history dated xx/xx/2020 states that thexxdeclared on xx/xx/2020 for Corona virus Disease 2019 pandemic starting on xx/xx/2020. The borrower is delinquent from xx/xx/2020.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xxhad filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2016. The plan was confirmed on xx/xx/2019.
The POC was filed on xx/xx/2017, the amount of claim is xx and amount of arrearage is $xxxhedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx out of which $xxxnsecured.
There is no any evidence of cram down.

The loan was modified on xx/xx/2016 with new principal balance of xx of which xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the new P&I in the amount of $xxx the new fixed interest rate of 1.875% beginning from xx/xx/2016.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxicitly provided for "Seller-Paid Points and Fees"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan failed the allowable points and fees test.
The loan exceeds the xx threshold for primary residences.
The loan exceeds thexx points and fees threshold for primary residences.
This loan failed the seller-paid points and fees exception test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan charges more than a 1% origination fee (whether from the buyer or the seller)."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Missouri State. The following required state disclosures are missing from the loan file.
1. MO Collateral Protection Act Notice
2. Borrower's Choice of Insurer orAgent"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$4,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2020 shows that the xx was originated on xx.xx,(borrower) and (lender) xx, in the amount of xx. The subject xx was recorded on xx/xx/2006 with the instrument # xxThe chain of the assignment has been completed. The current assignment is withxxxxx Trust, xx There are four state tax liens active against the borrower in the total amount ofxx in favor of Ohio xx. The first and second installments of combined taxes for the year of 2019 have been paid in the amount of xxeach respectively for the parcel#xx. The first and second installments of combined taxes for the year of 2019 have been paid in the amount ofxx each respectively for the parcel#xx The current ownership is vested in the name ofxx	The review of the payment history shows that, the borrower is currently delinquent from more than 13 months and the next due date is for xx/xx/2019. The last payment was received on xx/xx/2019, in the amount of $xxxch was applied for xx/xx/2019. The UPB stated in the payment history is xx. The Current P&I is $xxxPITI is $xxxh the interest rate of 4.125%.

Collections Comments:The review of comment history shows that the loan is in bankruptcy. As per the comment history dated xx/xx/2020, the reason for default is illness in borrower’s family member. The borrower is currently delinquent from more than 13 months and the next due date is for xx/xx/2019. The last payment was received on xx/xx/2019, in the amount of $xxxch was applied for xx/xx/2019. The UPB stated in the payment history is xx. The Current P&I is $xxxPITI is $xxxh the interest rate of 4.125%. The property is owner occupied and no visible damages were reported. According to the modification, the loan was modified on xx/xx/2015. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 4.125% and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2015. The maturity date as per modification is xx/xx/2031. This loan was modified once.

Update:
No additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to thexx report, the borrower “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2020 .The POC was filed by the creditor on xx/xx/2020 with the POC amount of xx and the amount of arrearage is xx. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is $xxxever, the unsecured portion is xx. The last filing date of bankruptcy was xx/xx/2020. There is no comment indicating a cram down.	According to the modification, the loan was modified on xx/xx/2015. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 4.125% and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2015. The maturity date as per modification is xx/xx/2031. This loan was modified once.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home has not been affixed. According to the appraisal report located at “xx” dated xx/xx/2005, the subject property type is manufacture home. However, the Affidavit of Affixation is not available in the loan file. The Alta-7 endorsement for manufactured home does not attached with the short form title policy. Also, the VIN# is not available in the legal description of the recorded xx. Hence, it is unable to determine whether the home has been attached to the permanent foundation. The tax report in updated tittle doesnot show seperate assesment for land and building."	* Application Missing (Lvl 2) "Final application is missing from loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "xx:Result FAIL Loan Data xx Comparison Data xx Variance -xx  xxForeclosure Rescission Finance Charge Test:Result FAIL Loan Data xx Comparison Data  xx Variance -xx  xx APR Test: Result FAIL Loan Data xx% Comparison Data xx% Variance -xx%  TILA Right of Rescission Test: Result FAIL"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan has an origination fee that is more than the greater of either $xxx% of the principal amount of the loan."
* ComplianceEase xx Test Failed (Lvl 2)     "xx:Result FAIL Loan Data xx Comparison Data xx Variance -xx This loan failed the xx finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxreclosure Rescission Finance Charge Test:Result FAIL Loan Data xx Comparison Data  xx Variance -xx This loan failed thexx foreclosure rescission finance charge test. FAIL The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxest: Result FAIL Loan Data 8.571% Comparison Data 10.163% Variance -1.592% This loan failed thexx APR test.  , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 10.163%. The disclosed APR of 8.571% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. xx Right of Rescission Test: Result FAIL This loan failed the xx of rescission test. Closed-end , transferred from 12 CFR §226.15(a)(3) ) The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Ohio. The following required State Disclosures are missing in the loan file. 1. Equal Credit Availability Notice 2. Insurance Tying Disclosure 3. Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Service transfer disclosure is missing from loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan files."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from loan files."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx, in favor of xx xx recorded in Instrument# | Book/Page#xx. The chain of assignment has been completed as the assignment isxx
There is junior xx originated on xx.xx which is in the favor of xxxx
 There is state tax lien recorded onxx/2011in the amount ofxx which is in the favor of State of Delaware; the SSN# has not been found on the supporting documents, to verify whether it is against the borrower or not.
There are two credit card judgments against the borrower recorded on xx/xx/2011 & xx/xx/2010 in the amount oxx which are in the favor of xx
There is civil judgment recorded on xx/xx/2014 in the amount of $xxxh is in the favor of xx
There is civil judgment recorded on xx/xx/2011 in the amount of $xxx is in the favor of  xx.
The Annual xx and school taxes of 2020 have been due.
The Annual utility taxes of 2020 have been paid. No prior year delinquencies have been found.

Review of updated payment history as of xx/xx/2020, the loan is currently delinquent for 4 months. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxxthe due date of xx/xx/2020. The UPB as of the date is in the amount of xx.	Collections Comments:The collection comments review states that the loan is in bankruptcy.
Review of updated payment history as of xx/xx/2020, the loan is currently delinquent for 4 months. The last regular payment (P&I) has been made in the amount of $xxxthe due date of xx/xx/2020. The UPB as of the date is in the amount of xx.
The reason for default is unable to be determined.
The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2017 with the Case# xx and plan was confirmed on xx/xx/2017. The POC was filed on xx/xx/2017 with the secured claim of xx with an arrearage of xx.
As per the collection comment dated xx/xx/2020, thexx was declared on xx/xx/2020 for Coronavirus Disease 2019 pandemic which started on xx/xx/2020. However, unable to determine whether the borrower’s income has been affected by Covid-19 from available collection comments.
As per comments dated xx/xx/2020, the property has been owner occupied and the property condition is unable to be determined with no damage or repair related comments found.

Update:
Thexxr had filed bankruptcy under Chapter 13 on xx/xx/2017 with the case #xx. As per the servicing comment dated xx/xx/2023, the bankruptcy has been discharged on xx/xx/2023.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx) had filed Bankruptcy under chapter-13 on xx/xx/2017 with the Case# xx and plan was confirmed on xx/xx/2017. The POC was filed on xx/xx/2017 with the secured claim of xx with an arrearage of xx. According to the schedule xxn filed on xx/xx/2017 the amount of secured claim is xx with the supporting value of collateral is xx so the is unsecured amount $xxxments indicating cram-down. The order approving modified chapter 13 plan was filed on xx/xx/2017 as per which the modified plan was confirmed in which the debtor sxxpay $xxxhly for the period of 60 months.	This is conventional fixed rate xx with P&I of $xxx the rate of interest 8.15% and a maturity date of xx/xx/2031. The P&I as per latest payment history is the $xxx rate of interest is 5.00%, however, there is a change in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. As per comments dated xx/xx/2019 the loan was modified on xx/xx/2014. Payment history tape data also reflects the deferred balance of xx. However, Modification agreement is missing in the loan file. There is modification document located at "xx" in which the modified interest rate is 5.0% and the P&I of $xxxdified UPB is $xxxthe first payment due date is xx/xx/2012. There is a clause stating that the rate or payment of this mod may exceed that of existing mod and that will be more favorable for original xx.	Affiliated Business Disclosure Credit Application Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2020, the subject xx was originated on xx.90, with xx
 The chain of assignment has been completed; currently the assignment is withxx
As per the updated title report dated xx/xx/2020, there are 13 state tax liens against the borrower in the combined amount of xx in the favor of different plaintiff and recorded on different dates between 2007 to 2019.

There are 4 judgments against the borrower as follows:
1. The 1st credit card judgment in the favor oxx
2. The 2nd credit card judgment in the favor oxx
3. The 3rd and 4th credit card judgments in the favorxx et al in the total amount ofxxrecorded on xx/xx/2012 and xx/xx/2013 with instrument#xx and instrument#xx
1st and 2nd installment of xx taxes for the year of 2019 are paid on xx/xx/2019 and xx/xx/2020 in the total amount of xx
According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 01 month. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx58 and PITI is in the amount of $xxx46. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the comment history, the loan is in bankruptcy-delinquent.
According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 01 month. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx58 and PITI is in the amount of $xxx46. The UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2019, the foreclosure processes hold due to bankruptcy. No further details have been found.

As per comment dated xx/xx/2020, thexx was declared on xx/xx/2020 for Coronavirus Disease 2019 pandemic which started on xx/xx/2020.

Reason for default is unable to be determined from available comment history.
The comments does not show any covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.

Foreclosure Comments:According to the updated title report dated xx/xx/2020, the foreclosure was initiated. The file was referred to an attorney on xx/xx/2014 and complaint was filed on xx/xx/2014 with case#xxThe foreclosure judgment entered unable to be determined. As per updated title report (xx), the sale was schedule on xx/xx/2015. However, the foreclosure put on hold due to borrower filed bankruptcy on xx/xx/2015 under chapter 13 with case#xx. No further details have been found.
Bankruptcy Comments:According to the xx, the borrower xx had filed bankruptcy under Chapter-13 with the Case# xx on xx/xx/2015. The POC was filed on xx/xx/2015, with the claim amount of xx and the arrearage amount is xx. The Chapter 13 plan was confirmed on xx/xx/2015. The debtor sxxpay to the trustee the sum of $xxx55 per month for months 01 to 04, $xxx13 per month for months 05 to 60 under Chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx.	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosure is missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private xx Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Property is Manufactured Housing (Lvl 2)     "Home has been affixed to the land.
The appraisal report is missing from the loan file; however, as per the seller tape data and the property valuation report located at “xx.pdf”, subject property type is manufactured home. The final title policy is missing to check the ALTA 7 Endorsement. Also, the VIN# is not available in the legal description of the recorded xx. However, as per the Affixture Affidavit attached with the updated title (pg#61), the real estate has been permanently affixed to the land with VIN#xx."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2020 the subject xx was originated on xx.xx.
The chain of assignment has not been completed, currently the assignment is withxx
There is a junior xx originated on xx.xx in the favor ofxx recorded on xx/xx/2007.
There are no active liens and judgments found against the borrower.
Annual school, town and xx taxes for the year 2020 will due on xx/xx/2020 for the amount of $xxxrior delinquency has been found.

According to the payment history as of dated xx/xx/2020 the borrower has been delinquent for 3 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 for the amount of $xxx).The monthly P&I is in the amount of $xxxth an interest rate of 1.250%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The current status of the loan is in active bankruptcy.
According to the payment history as of dated xx/xx/2020 the borrower has been delinquent for 3 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 for the amount of $xxx).The monthly P&I is in the amount of $xxxth an interest rate of 1.250%. The current UPB is reflected in payment history for the amount of xx.
The process of foreclosure has been initiated, the file was referred to an attorney on xx/xx/2018. However, no further comments have been found regarding the foreclosure.
The loan has been modified since the origination.
The reason for default as per the servicing comment dated xx/xx/2018 shows the excessive obligation.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair.
As per the collection comment dated xx/xx/2020, thexx was declared on xx/xx/2020 for Coronavirus Disease 2019 pandemic which started on xx/xx/2020. However, unable to determine whether the borrower’s income has been affected by Covid-19 from available collection comments.

Update:
As per the servicing comment dated xx/xx/2022, the borrower has been approved for a 12-month trial modification starting from xx/xx/2022. The new principal balance is xx. Borrower promise to pay the modified P&I of $xxx the modified interest rate of 5.00%.

Foreclosure Comments:The process of foreclosure has been initiated, the file was referred to an attorney on xx/xx/2018. However, no further comments have been found regarding the foreclosure.
Bankruptcy Comments:Thexx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018.Plan was confirmed xx/xx/2019. As per the Schedule-D of xxx dated xx/xx/2018, the amount of claim is xx and value of property is $xxxever the unsecured portion is xx.00. The POC was filed by creditor on xx/xx/2019 with the secured claim amount of xx and the arrearage is $xxx for relief was filed xx/xx/2020.	The step modification agreement was made between Lenderxx on xx/xx/2019. The modified term, the new principal balance is xx. The principal forgiven amount is xx. Interest bearing amount xx. The borrower promises to pay monthly interest only payment with rate 1.25% and P&I $xxxd interest only payments due on xx/xx/2019 to ending with the xx/xx/2024. After that borrower promise to pay monthly principal and interest beginning from xx/xx/2024 and ending at the maturity xx/xx/2059. There is 4 Step and step rate started from 2.25% with P&I $xxxend on 4.51% with P&I $xxx	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2020, the subject xx was originated on xx.89, with xx xx. with Instrument# xx The chain of assignment has been completed; currently the assignment is withxxt recorded on xx/xx/2016 with Instrument# xx| Book/Page# xxThere are no active lien and judgments against the borrower. Annual xx taxes for the year of 2019 are paid on xx/xx/2019 in the amount of $xxx	According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 20 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per comment history, the loan is in bankruptcy-delinquent.
According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 20 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
According to comment dated xx/xx/2018, the walls and roof of the subject property had damaged due to wind and hail. The date of loss was xx/xx/2018 and estimated amount of damage was $xxx00.
As per comment dated xx/xx/2019, the foreclosure was initiated and file was referred to an attorney on same date. The comment dated xx/xx/2019; the complaint was filed on same date. However, the foreclosure put on hold due to borrower filed bankruptcy under chapter 13 on xx/xx/2019.
As per comment dated xx/xx/2019, the borrower filed bankruptcy on xx/xx/2019 under chapter 13. The comment dated xx/xx/2019, the proof of claim filed on same date. Comment dated xx/xx/2020; the plan was confirmed on xx/xx/2020.
As per the comment dated xx/xx/2020,xx declared on xx/xx/2020 for covid-19. However, the comment dated xx/xx/2020, the borrower’s income not impacted by the covid-19.
As per the comment dated xx/xx/2019, the reason for default is curtailment of income.

Foreclosure Comments:As per comment history and updated title report, the foreclosure was initiated. The file was referred to an attorney on xx/xx/2019 and the complaint was filed on xx/xx/2019 with case#xx. However, the foreclosure put on hold due to borrower filed bankruptcy under chapter 13 on xx/xx/2019.
Bankruptcy Comments:The borrower xx had filed bankruptcy under Chapter-13 with the Case# xx on xx/xx/2019. The POC was filed on xx/xx/2019, with the claim amount of xx and the arrearage amount is xx. The Chapter 13 plan was confirmed on xx/xx/2020. The debtor sxxpay to the trustee the sum of $xxx per month for 07 months and $xxx per month for 53 months under Chapter 13. The schedulexx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx00.	According to the modification, the loan was modified on xx/xx/2017 between the borrowerxx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 4.000 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2017. The maturity date as per modification is xx/xx/2043. The interest-bearing amount is xx. There are no principal forgiven amount and deferred balance. The prior modification was done on xx/xx/2015.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Dicsloures Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."
* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at “xx”, which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file."	* Application Missing (Lvl 2) "Loan Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the xx was originated on xx. The chain of xx assignment has been completed. Currently, the xx assignment is withxx There are liens open these as follows: 1) There is a xx open against the property in the favor of Allegheny xx in the amount of xxwhich was recorded on xx/xx/2014. Lien supporting document does not have any property address. It shows only borrower name "xx". 2) There is a municipal lien (sewer lien) open against the subject property in the favor ofxx in the amount of xx which was recorded on xx/xx/2015. Tax status is not available.	The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2020. The loan is in delinquency for 3 months. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 7.99%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy. The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2020. The loan is in delinquency for 3 months. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 7.99%. The current unpaid principal balance is in the amount of xx. According to the xx (borrowers) had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018. POC was filed by xx Participation Trust on xx/xx/2018, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2018, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid in the amount of $xxx monthly. The plan was confirmed on xx/xx/2020. No foreclosure proceedings have been found in the recent 24 months. Previously, the foreclosure was started in 2015 and the complaint (xx0) was filed on xx/xx/2015 with the case#xx. Judgment was entered on xx/xx/2016. Foreclosure was put on hold due to bankruptcy filed on xx/xx/2016. No further details have been found. According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to thexx (borrowers) had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018. POC was filed by xx Participation Trust on xx/xx/2018, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2018, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid in the amount of $xxx monthly. The plan was confirmed on xx/xx/2020.	The limited period modification agreement was made between borrower and servicer on xx/xx/2014 with the new modified unpaid principal balance is xx. The interest bearing amount was xx with interest rate 4.00% and the modified P&I was $xxx. The first modified payment due date was xx/xx/2014 and this reduction period ends on xx/xx/2019. The maturity date will be xx/xx/2032.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Loan Program Info Disclosure Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/ settlement statement along with estimated HUD-1 / itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at origination is missing from the loan file."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by borrowers."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx.xxhe chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active junior xx against subject property which is in the amount of xxrecorded on xx/xx/2001 and originated by xx xx xx.
Annual xx taxes for the year of 2019 have been paid in the amount of $xxxelinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2017 to xx/xx/2020 states that the borrower has been delinquent for 16 months. The last payment was received in the amount of $xxxh was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in active bankruptcy.
According to the xx the borrowerxx had filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2018. The chapter 13 plan was filed on 0xx/xx/2018 and it was confirmed on xx/xx/2018. The POC was filed on xx/xx/2018, with the POC amount of xx and the arrearage amount is xx.
The schedule D of xxx dated 0xx/xx/2018 shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx.
As per tape data the foreclosure was referred to attorney on xx/xx/2018. As per comment dated xx/xx/2018; the complaint was filed on xx/xx/2018.
As per comment dated 0xx/xx/2018, the sale was schedule on xx/xx/2018 but that was postponed as the borrower had filed bankruptcy on xx/xx/2018.

Foreclosure Comments:As per tape data the foreclosure was referred to attorney on xx/xx/2018. As per comment dated xx/xx/2018; the complaint was filed on xx/xx/2018.  As per comment dated 0xx/xx/2018, the sale was schedule on  xx/xx/2018 but that was postponed as the borrower had filed bankruptcy on xx/xx/2018.

Bankruptcy Comments:According to the xx, the borrowerxxhad filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2018. The chapter 13 plan was filed on 0xx/xx/2018 and it was confirmed on xx/xx/2018. The POC was filed on xx/xx/2018, with the POC amount of xx and the arrearage amount is xx.
The schedule D of xxx dated 0xx/xx/2018 shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx.
This modification agreement was made between Lender xx on xx/xx/2017. The new principal balance is xx and deferred balance is xx. The borrower promised to pay $xxxhly with a modified interest rate of 1.000% beginning from xx/xx/2017 with a maturity date of xx/xx/2040.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And estimated HUD-1 and Fee itemization are also not available in the loan file."	* Application Missing (Lvl 2) "The Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in the state of xxe. The following required State Disclosures are missing in the loan file.
1. Placement of Insurance Disclosure
2. Availability of Title Insurance
3. TN Consent to Disclosure of Insurance Information xx.xxhoice of Agent/insurer
5. Insurance Solicitation/Post Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2003. There is junior xx against the subject property in the favor of xxfor the amount of xx recorded on xx/xx/2003. According to the updated title report dated xx/xx/2020, the chain of assignment has not been completed. Currently, the assignment is from U.S. xx trust, Nxx Participation trust which was recorded on xx/xx/2015. The assignment is missing to xx. There are 4 civil judgments against the borrower in the multiple favors for the total amount of xx recorded on different dates. xx annual taxes for the year of 2019 have been paid in the amount of xx on xx/xx/2019. City annual taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019. City annual taxes for the year of 2020 have been due in the amount of $xxxx/xx/2020. No prior year delinquent taxes have been found.	According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 18 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 9.250%.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 9.250%. The loan was modified. As per the comment dated xx/xx/2017, the foreclosure was initiated in 2017 and the file was referred to attorney on xx/xx/2017. However, the foreclosure was put on hold due to borrower has filed bankruptcy on xx/xx/2017. The borrower xxhad bankruptcy under chapter 13 with the case# xx on xx/xx/2017. The POC was filed by creditor xxx on xx/xx/2018 for the secured claim amount is xx and arrearage amount is xx. However, the POC deadline dated xx/xx/2018. The chapter 13 plan was filed on xx/xx/2017and the plan was confirmed on xx/xx/2018. The debtor was promise to pay for trustee in the amount of $xxx every two weeks. The modified plan was filed on xx/xx/2019, the amount increased to $xxx. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is $xxxefore, the unsecured portion is xx. The motion to suspend plan payments for thirty days was filed on xx/xx/2019. The order on motion to suspend plan payments for thirty days was filed on xx/xx/2019. The notice of xx payment change was filed on xx/xx/2020. The dated of last filing is xx/xx/2020. As per the collection comment dated xx/xx/2020, the xxwas declared on xx/xx/2020 for Coronavirus Disease 2019 pandemic which started on xx/xx/2020. However, unable to determine whether the borrower’s income has been affected by Covid-19 from available collection comments. As per the comment dated xx/xx/2020, the subject property is owner occupied. The reason for default is unable to be determined. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Foreclosure Comments:As per the comment dated xx/xx/2017, the foreclosure was initiated in 2017 and the file was referred to attorney on xx/xx/2017. However, the foreclosure was put on hold due to borrower has filed bankruptcy on xx/xx/2017.
Bankruptcy Comments:The borrowerxx had bankruptcy under chapter 13 with the case# xx on xx/xx/2017. The POC was filed by creditor xxx on xx/xx/2018 for the secured claim amount is xx and arrearage amount is xx. However, the POC deadline dated xx/xx/2018. The chapter 13 plan was filed on xx/xx/2017and the plan was confirmed on xx/xx/2018. The debtor was promise to pay for trustee in the amount of $xxx every two weeks. The modified plan was filed on xx/xx/2019, the amount increased to $xxx. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is $xxxefore, the unsecured portion is xx. The motion to suspend plan payments for thirty days was filed on xx/xx/2019. The order on motion to suspend plan payments for thirty days was filed on xx/xx/2019.The notice of xx payment change was filed on xx/xx/2020. The dated of last filing is xx/xx/2020.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test. The xx loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the xxe Rules and Regulations, brokerage fee is synonymous with finder fee. Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and sxxbe grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.  Brokerage/Finder Fee Test: FAIL The loan data is $xxx00, the comparison data is  $xxx00  and the variance is +$xxx00"
* DTI >xx% (Lvl 2)     "As per Final Application, the total monthly income is $xxx55 and the total monthly expense is $xxx91. However, the DTI is exceeds than thexx%."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xxe State. The following required state disclosures are missing from the loan file. 1. Placement of Insurance Disclosure 2. Availability of Title Insurance 3. TN Consent to Disclosure of Insurance Information 4. Choice of Agent/insurer 5. Insurance Solicitation/Post Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to determine."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows subject xx was originated on xx.00 with xxas nominee for xxxx., and it was recorded on xx/xx/2005.

The chain of assignment is complete. The loan is currently assigned with xx
No active judgments or liens have been found.

2019 combined annual taxes have been paid off in the amount of $xxx any prior year delinquent taxes have been found.
The review of payment history as of xx/xx/2020, the borrower is current with the loan payments and the next due date of payment is xx/xx/2020. The last payment (P&I) was received on xx/xx/2020 in the amount of $xxx which applied for due date xx/xx/2020. The current P&I is $xxx with an interest rate of 6.000%. The UPB is in the amount of $xxxhe borrower has been making payments as per temporary modification (for the term of 5 years) in the form forbearance agreement located at "xx". As per agreement , the deferred amount is xx.	Collections Comments:The review of the collection comment shows that the loan is current and the bankruptcy is active. The next due date for the payment is xx/xx/2020. The debtor "xx" had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2017. The date of last filing bankruptcy is xx/xx/2020. The POC was filed on xx/xx/2017, the POC amount is $xxx56 and the arrearage amount is $xxxever, borrower had filed chapter 13 on xx/xx/2008, which was closed on xx/xx/2013.
As per review of the servicing comment, the foreclosure was initiated in 2017 and referred to attorney on xx/xx/2017. As per notice of trustee's sale located at "xx", the sale was scheduled on xx/xx/2017. However, the foreclosure was put on hold due to chapter 13 has been filed on xx/xx/2017 by borrower. The sale set for xx/xx/2015 has been canceled due the loss mitigation Work out.
The borrower was approved for temporary modification for the term of 5 years in the form forbearance agreement. The agreement is located at “xx” in which the borrower will pay UPB xx with interest at the rate of $xxxy making P&I in the amount of $xxx.  The interest rate was reduced for the period of time called reduction period. This reduction period will end on xx/xx/2020. After reduction period, the terms will revert to its original terms per note.

As per the latest xxx Report dated xx/xx/2019, the subject property is owner-occupied and is in an average condition. No damage and repairs have been found.

Foreclosure Comments:As per review of the servicing comment, the foreclosure was initiated in 2017 and referred to attorney on xx/xx/2017. As per notice of trustee's sale located at "xx", the sale was scheduled on xx/xx/2017. However, the foreclosure was put on hold due to chapter 13 has been filed on xx/xx/2017 by borrower. As earlier the sale (sale had set for xx/xx/2015) has been canceled due the loss mitigation workout and the borrower was filed modification on xx/xx/2015.
Bankruptcy Comments:According to the xx, the debtor "xx" had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2017. The date of last filing bankruptcy is xx/xx/2020. The POC was filed on xx/xx/2017 for the secured claim in the amount of $xxxthe arrearage amount is $xxxper the amended plan dated xx/xx/2017, the debtor will pay the monthly xx payment of $xxx for 60 months. Also, the debtor will cure arrearage stated inxx	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The property is located in state of Texas. The following required State Disclosure is missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. Fair Market Value of Homestead Property Acknowledgment
4. Home Equity Loan Notice of Address for Borrower Notification of Violation
5. Choice of Insurance Notice
6. Collateral Protection Insurance Disclosure
7. Non-Deposit Investment Product Disclosure Are there any promotional materials?
8. Insurance Solicitation/Post Commitment Requirement
9. Construction Loan Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2020 shows that the xx was originated on xx.xx (borrower) and (lender) xxit, xx, in the amount of xx. The subject xx was recorded on xx/xx/2007 with the Book/page #xx.  The chain of the assignment has been completed. The current assignment is withxx
There are xxliens active against the property (Located-xx in the total amount of xx in favor ofxx
The four water-sewer liens are available against the property in the total amount of $xxxor of xx
The two state tax liens are active against the borrower in the total amount of xx in favor of Comptroller of Maryland - Annapolis.
There are four civil judgments. The two judgments are in the total amount of xx in favor of xx and the remaining two judgments are in favor of xxReceivables xx in the total amount of xx.
There is an active xx found. It was originated on xx.xxhe annual installments of xx taxes for the year of 2020 are due in the amount of $xxxhe due date of xx/xx/2020. The monthly installments of utility taxes for the year of 2020 are delinquent in the amount of $xxxhe good through date xx/xx/2020. The current ownership is vested in the namexx (borrower).

The review of the payment history shows that, the borrower is currently delinquent from more than 12 months and the next due date is for xx/xx/2019. The last payment was received on xx/xx/2020, in the amount of $xxxch was applied for xx/xx/2019. The UPB stated in the payment history is xx. The Current P&I is $xxxPITI is $xxxh the interest rate of 2%.	Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The property has been occupied by the owner himself. No damage or repair to the property has been found. The borrowerxx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2020. The POC was filed on xx/xx/2020, the amount of claim is xx and amount of arrearage is xx. The foreclosure process was initiated and it was referred to attorney on xx/xx/2019. The complaint was filed on xx/xx/2019 with the case# xx The sale was scheduled on xx/xx/2020. The last payment was received on xx/xx/2020, in the amount of $xxxch was applied for xx/xx/2019. The UPB stated in the payment history is xx. The Current P&I is $xxxPITI is $xxxh the interest rate of 2%.

Foreclosure Comments:The foreclosure process was initiated and it was referred to attorney on xx/xx/2019. The complaint was filed on xx/xx/2019 with the case# C-02-CV-19-003113. The sale was scheduled on xx/xx/2020 but the sale was not done because borrower had filed bankruptcy on xx/xx/2020 and it is still in active bankruptcy.
Bankruptcy Comments:The borrowerxxhad filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2020.  The POC was filed on xx/xx/2020, the amount of claim is xx and amount of arrearage is xx.  However, the xx of property (Located-xx Dr, xx, MD 21076) is not included in chapter plan as well as in xxx.
The prior bankruptcy was filed on xx/xx/2019 by xx under chapter 11 with the case# xx. It was dismissed on xx/xx/2019 and terminated on xx/xx/2019. The schedule D of xxx dated xx/xx/2019 shows amount of claim xx and value of collateral as xx.
The modification agreement was done on xx/xx/2015, between the (borrower)xxand the (lender)xx.
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of 2% with the modified P&I of $xxxrst payment date was due on xx/xx/2015 and the new maturity date is xx/xx/2037.
There is a deferred balance of xx has been stated.
Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Maryland State. The following required state disclosures are missing from the loan file.
1. Affidavit of Consideration
2. Affidavit of Disbursement
3. First Time Buyers Affidavit
4. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5. Balloon Payment
6. No Escrow Account
7. Mandatory Binding Arbitration Disclosures
8. Home Buyer Education and Counseling Disclosure"
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) ""The Servicing Transfer Disclosure is missing from the loan file. ""										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx. which was recorded on xx/xx/2006.
The chain of the assignment has not been completed. The latest assignment is withxx which was recorded on xx/xx/2015. However, it should be with xx
There is a xx lien in the favor of xxCty in the amount of $xxxch was recorded on xx/xx/2010.
There is a xx lien in the favor ofxx Cty in the amount of $xxxch was recorded on xx/xx/2010.
There is a xx lien in the favor of xx in the amount of $xxxch was recorded on xx/xx/2001.
1st installment ofxxtax of 2020 has been paid in the amount of $xxxxx/xx/2020.
2nd installment of xxtax of 2020 has been paid in the amount of $xxxxx/xx/2020.
3rd installment of xx tax of 2020 is due in the amount of $xxxxx/xx/2020.
4th installment ofxxof 2019 has been paid in the amount of $xxxxx/xx/2019.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower has been delinquent with the loan for 8 months. The last payment was received on xx/xx/2020 which was applied for xx/xx/2019 and the next due date for the payment is xx/xx/2019. The P&I is in the amount of $xxx23 and PITI is in the amount of $xxx50. The UPB reflected is in the amount of xx.

Collections Comments:As per the review of the servicing comments, currently, the loan is in bankruptcy and the borrower has been delinquent with the loan for 8 months. The last payment was received on xx/xx/2020 which was applied for xx/xx/2019 and the next due date for the payment is xx/xx/2019. The P&I is in the amount of $xxx23 and PITI is in the amount of $xxx50. The UPB reflected is in the amount of xx.
As per the comment dated xx/xx/2019, the reason for default is excessive obligation.
The Step modification agreement was signed between the borrower xx and the lender xx. on xx/xx/2017.
The subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2019. The complaint was filed on xx/xx/2019. However, the foreclosure was put on hold due to the borrower had filed bankruptcy on xx/xx/2020.
Bankruptcy Comments:The borrower xxhad filed bankruptcy under chapter 13 with the case # xx on xx/xx/2020 and the plan was confirmed on xx/xx/2020. The POC was filed on xx/xx/2020 with the secured claim amount of xx and amount of arrears is xx. As per the chapter 13 plan, the debtor sxxpay to the trustee the sum of $xxxer month for 36 months. The date of the last filing is xx/xx/2020.

This Step modification agreement was signed between the borrowerxx. on xx/xx/2017.
The Unpaid Principal Balance is xx with interest rate 2.875% which steps up in 6 steps ending at 7.500%. The borrower promises to pay the monthly P&I of $xxx23 beginning from xx/xx/2017. The maturity is xx/xx/2057.	Missing Required State Disclosures xx Insurance	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease risk indicator is moderate as loan is failing for Loan Origination Fee Test & Prohibited Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test. (xx)
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a xx broker sxxhave the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee.

Fees Included:-

Processing Fee $xxxerwriting Fee $xxxument Preparation Fee $xxxe Transfer Fee $xxxpliance Audit / Quality Control Fee $xxxGSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* MI, FHA or MIC missing and required (Lvl 2)     "MI certificate is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey. The following disclosures are missing from the loan file.
1. NJ Attorney Disclosure.
2. Unacceptability of Insurance Notice.
3. Attorney Disclosure II.
4. Tax Bill Information.
5. Private Well Testing.
6. Choice of Insurer Disclosure.
								7. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Title as updated on xx/xx/2020 shows xx originated on xx. In. and borrower xxas recorded on xx/xx/2004 in Instr | Book/Page#xx

The chain of assignment is complete and currently vested inxxwhich was recorded on xx/xx/2015.

There arexxs total in the amount of $xxxbined annual taxes for the year of 2019 and 2020 have been paid in the amount of $xxx21.	According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 120 months. The last payment received on xx/xx/2020, the payment applied date was xx/xx/2010 and the next due date for payment is xx/xx/2010. The P&I is in the amount of $xxx and PITI is in the amount of $xxx03. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is active in Bankruptcy. According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 120 months. The last payment received on xx/xx/2020, the payment applied date was xx/xx/2010 and the next due date for payment is xx/xx/2010. The P&I is in the amount of $xxx and PITI is in the amount of $xxx03. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is illness of borrower family. The subject property has been occupied by the owner. No comments have been found for damage or repairs.

Foreclosure Comments:The foreclosure was initiated in 2015. The foreclosure complaint was filed on xx/xx/2015. The judgment hearing is on xx/xx/2017 and judgment entered on xx/xx/2019. The sale was scheduled on xx/xx/2019. The foreclosure process was put on hold due to the borrower filed bankruptcy on xx/xx/2019.
Bankruptcy Comments:xx filed Chapter: 13 under case# xx on xx/xx/2019 and the plan was confirmed on xx/xx/2020. The proof of claim was filed on xx/xx/2019 in the secured claim amount of xx, with an arrearage of xx.The order confirming plan states, the Debtor sxxpay to the trustee the sum of $xxx for a period of 30 month(s), and then the sum of $xxx00 for a period of 36 month(s), that debtor(s) must make a lump sum payment of xx.	According to the modification, the loan was modified on xx/xx/2009 in between the borrowerxx The new modified principal balance per modification is in the amount of xx with interest rate starting at 5.500 % and borrower promises to pay P&I in the amount of $xxx beginning on xx/xx/2009. The maturity date reflects per modification is xx/xx/2029.	Affiliated Business Disclosure xx Insurance Right of Rescission	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "This is FHA loan and required MI cert is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required disclosure not provided."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. The chain of the assignment has not been completed. Currently, the xx is with U.S xx Trust,xxwhich was recorded on xx/xx/2017. However, the assignment is missing to xxThere is a junior xx in the favor of xxs,xx in the amount of xx which was recorded on xx/xx/2004. There is a junior xx in the favor ofxxn the amount of $xxxch was recorded on xx/xx/2015. There is a xx lien in the favor ofxxin the amount of $xxxh was recorded on xx/xx/2018. There is a xx lien in the favor of xxin the amount of $xxxhich was recorded on xx/xx/2018. The first installment city taxes of 2020 are due in the amount of $xxxe annual city taxes of 2019 have been paid in the total amount of $xx	According to a review of the payment history as of xx/xx/2020, the borrower has been delinquent for 2 months and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in the bankruptcy and the next due date for the payment is xx/xx/2020. The borrower had filed the bankruptcy under chapter-13 on xx/xx/2019 with the case# xx and the plan was confirmed on xx/xx/2020. The POC filed on xx/xx/2019 with the secured claim of secured claim of xx with arrearage amount of $xxxlast filing date was xx/xx/2020. According to a review of the payment history as of xx/xx/2020, the borrower has been delinquent for 2 months and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx. As per collection comments review, borrower’s intention is to keep the property. No Foreclosure activity found. According to xxx Report dated xx/xx/2020 located at “xx”, the subject property is in average condition. No damages have been observed. The loan modification agreement was made on xx/xx/2019.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter-13 on xx/xx/2019 with the case# xx and the plan was confirmed on xx/xx/2020. The POC filed on xx/xx/2019 with the secured claim of secured claim of xx with arrearage amount of $xxxe last filing date was xx/xx/2020.	The loan modification agreement was made on xx/xx/2019 between the borrower xx. The borrower promised to make a monthly payment of $xxx(interest only) with the interest rate of 2.5% beginning from xx/xx/2019, which will get change periodically till the maturity date of xx/xx/2059. The rate will get changed periodically in 4 steps. The New Principal Balance stated in the modification is xx. There is no provision for the balloon payment. The loan has been modified thrice since origination.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Michigan State. The following state disclosures are missing from the loan file. 1. MI Borrower's Bill of Rights 2. MI Consumer Caution and Homeownership Counseling Notice 3. Choice of Insurance Agent"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per review of latest updated title report dated xx/xx/2020, the subject xx was originated on xx.xx in favor of ‘Colony xx.’ which was recorded on xx/xx/2005 under Bk/Pg# xx.  The chain of assignment has been completed as the xx is currently with xx
There are two judgment liens against the borrower in the favor of xx. First, which was recorded on xx/xx/2013 and other in the amount of xx which was recorded on xx/xx/2018,
The combined taxes for 2019 have been paid off in amount of $xxx	As per review of latest payment history as of xx/xx/2020, the borrower is delinquent from 14 months. The last payment was received on xx/xx/2020 in the amount of $xxxthe due date of xx/xx/2019. The next due date is xx/xx/2019. The latest payment history reflects the UPB in the amount of xx.	Collections Comments:As per servicing comments as of xx/xx/2020, loan is in bankruptcy. As per review of latest payment history as of xx/xx/2020, the borrower is delinquent for 14 months. The last payment was received on xx/xx/2020 in the amount of $xxxthe due date of xx/xx/2019. The next due date is xx/xx/2019.
The property is owner occupied and no visible damages were reported.
As per latest collection comments "xx", Foreclosure was initiated. As per tape data, the foreclosure was referred to attorney on xx/xx/2018. As per comment dated xx/xx/2018, first legal was filed on xx/xx/2018.As per comment dated xx/xx/2019, sale was scheduled on xx/xx/2019, however, the sale was put on hold due to bankruptcy filed by borrower on xx/xx/2019. No further details available.

Foreclosure Comments:As per latest collection comments "xx", Foreclosure was initiated. As per tape data, the foreclosure was referred to attorney on xx/xx/2018. As per comment dated xx/xx/2018, first legal was filed on xx/xx/2018.As per comment dated xx/xx/2019, sale was scheduled on xx/xx/2019, However, the sale was put on hold due to bankruptcy filed by borrower on xx/xx/2019. No further details available.
Bankruptcy Comments:According to the xx report, the borrower “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. POC was filed on xx/xx/2019 in the claim amount xx and amount of arrearage xx. As per xx, the amount of claim is xx and value of collateral is xx.Therefore unsecured amount is xx. No evidence of cram down was found.
The loan was modified on xx/xx/2017. The new modified principal balance as per modification is in the amount of xx to be paid with step interest at the starting rate of 2.500 % by making interest only payment of $xxx first 60 months beginning from xx/xx/2017. Thereafter, the borrower will pay P&I from xx/xx/2022 in the amount of $xxxterest rate will increase after 60 months by 1.00%. The maturity date as per modification is xx/xx/2057.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures xx Insurance Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "This loan is FHA. However, MI certificate is missing from loan files."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Ohio. The following required State Disclosure is missing in the loan file. 1. Equal Credit Availability Notice 2. Insurance Tying Disclosure 3. Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan files."
								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from loan files."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the xx was originated on xx.
The chain of xx assignment has been completed. Currently, the xx assignment is withxx
There is a junior xx open against the property in the favor of xx One, NA in the amount of xx which was recorded on xx/xx/1998.
No active judgments or liens have been found.
First installment combined taxes of 2019 have been paid in the amount of $xxxcond installment combined taxes of 2019 are due on xx/xx/2020 in the amount of $xxx	The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2018. The loan is in delinquency for 24 months. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2018. The current P&I is $xxx and interest rate is 7.930%. The current unpaid principal balance is in the amount of xx.	Collections Comments:The loan is currently in active bankruptcy.
The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2018. The loan is in delinquency for 24 months. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2018.
According to thexx(borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. Schedulexx dated xx/xx/2019 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. POC was filed by U.S. xx Trust,xxxon xx/xx/2019, in the secured claim amount of xx and an arrearage in the amount of xx.  Amended Chapter 13 Plan was filed on xx/xx/2020, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx.4 and regular payment will be paid in the amount of $xxx52 monthly. This plan was confirmed on xx/xx/2020.
As per collection comments, the foreclosure was started in 2015 and comment dated xx/xx/2018 states that the service was completed on xx/xx/2015. Foreclosure was previously put on hold due to bankruptcy filed under chapter 13 with the case#xx and this case was dismissed on xx/xx/2018. The foreclosure was put on hold for contested matter on xx/xx/2018 and this matter was closed on xx/xx/2019. Comment dated xx/xx/2019 states that the sheriff sale was xx/xx/2019. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 on xx/xx/2019 with the case# xx and this case was dismissed on xx/xx/2019. Comment dated xx/xx/2019 states that the sheriff sale was scheduled on xx/xx/2019. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with case# xx on 10/xx/19.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:As per collection comments, the foreclosure was started in 2015 and comment dated xx/xx/2018 states that the service was completed on xx/xx/2015. Foreclosure was previously put on hold due to bankruptcy filed under chapter 13 with the case#xx and this case was dismissed on xx/xx/2018. The foreclosure was put on hold for contested matter on xx/xx/2018 and this matter was closed on xx/xx/2019. Comment dated xx/xx/2019 states that the sheriff sale was xx/xx/2019. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 on xx/xx/2019 with the case# xx and this case was dismissed on xx/xx/2019. Comment dated xx/xx/2019 states that the sheriff sale was scheduled on xx/xx/2019. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with case# xx on 10/xx/19.
Bankruptcy Comments:According to thexx(borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. Schedule xxdated xx/xx/2019 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. POC was filed by U.S. xx Trust,xxxon xx/xx/2019, in the secured claim amount of xx and an arrearage in the amount of xx. Amended Chapter 13 Plan was filed on xx/xx/2020, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx.4 and regular payment will be paid in the amount of $xxx52 monthly. This plan was confirmed on xx/xx/2020.	The loan modification agreement was made between (Borrower) and (Lender) on xx/xx/2011 with a new principal balance of xx with fixed rate of 7.93000%. The borrower promised to pay monthly P&I payment in the amount of $xxx beginning on xx/xx/2011 till the maturity date of xx/xx/2051	Credit Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is moderate due to
This loan failed the xx finance charge test.
This loan failed the xx foreclosure rescission finance charge test."
* ComplianceEasexxTest Failed (Lvl 2)     "This loan failed thexxfinance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxhis loan failed thexxforeclosure rescission finance charge test.
								The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the xx was originated onxxwhich was recorded on xx/xx/2001.
The chain of xx assignment has been completed. Currently the xx is withxx
There is a UCC judgment prior to xx open against the borrower in the favor of xx which was recorded on xx/xx/1990. Final title policy at origination does not reflect this as open.
No other active judgments or liens have been found.
Annual combined taxes of 2019 have been paid in the amount of $xxx	The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2020. The loan is in delinquency for 9 months. The last payment was received on xx/xx/2020 in the amount of $xxxit was applied for the due date of xx/xx/2020. The current P&I is $xxxinterest rate is 7.150%. The current unpaid principal balance is in the amount of xx. Seller tape reflects Deferred balance xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2020. The loan is in delinquency for 9 months. The last payment was received on xx/xx/2020 in the amount of $xxxit was applied for the due date of xx/xx/2020. The current P&I is $xxxinterest rate is 7.150%. The current unpaid principal balance is in the amount of xx. Seller tape reflects deferred balance xx.
The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2016 with the case# xx. POC was filed by xxx xx Trust, xxx on xx/xx/2016 with the secured claim amount of xx with an arrearage in the amount of $xxxd Chapter 13 Plan was filed xx/xx/2016, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xxxegular payment will be paid in the amount of $xxxhly for 60 months. This plan was confirmed on xx/xx/2016. Amended chapter 13 plan was filed on xx/xx/2019, which states different monthly payments plan for subject creditor those were given previously in plan. This plan was confirmed on xx/xx/2020.
No foreclosure proceedings have been found.
According to collection comment, no damages or repairs have been found.
As per comment dated xx/xx/2019, the property is occupied by owner.
As per comment dated xx/xx/2020, the Pre-Foreclosure xx declared on xx/xx/2020 for Corona virus Disease 2019 Pandemic starting on xx/xx/2020. No further details have been found.

Update:
As per the servicing comment dated xx/xx/2022, the bankruptcy case # xx was discharged on xx/xx/2022. Further details were not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2016 with the case# xx. POC was filed by xxx xx Trust, xxx on xx/xx/2016 with the secured claim amount of xx with an arrearage in the amount of $xxxd Chapter 13 Plan was filed xx/xx/2016, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xxxregular payment will be paid in the amount of $xxxhly for 60 months. This plan was confirmed on xx/xx/2016. Amended chapter 13 plan was filed on xx/xx/2019, which states different monthly payments plan for subject creditor those were given previously in plan. This plan was confirmed on xx/xx/2020.	The loan was modified on xx/xx/2015 with new principal balance of xx of which xx has been deferred and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the new P&I in the amount of $xxx the new fixed interest rate of 7.150% beginning from xx/xx/2015 and this reduction period ends on xx/xx/2020.	Affiliated Business Disclosure Credit Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate due to following factor:
This loan failed thexx finance charge test."
* ComplianceEase xx Test Failed (Lvl 2)     "This loan failed the xx finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx or CLTV exceeds xx% (Lvl 2)     "Appraisal report dated xx/xx/2001 shows appraised value is xx which is less than original loan amount xx. Hence, LTV or CLTV ratio exceeds xx%."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2020, the subject xx was originated on xx. which was recorded on xx/xx/2003.
The chain of assignment has not been completed. The current assignment is withxx It should be withxx.
The 1st half combined taxes for the year of 2019 are paid in the total amount of $xxxe 2nd half combined taxes for the year of 2019 are due in the total amount of $xxx	Review of updated payment history as of xx/xx/2020 shows the borrower is currently delinquent from 9 months. The last P&I payment was made in the amount of $xxx on xx/xx/2020 which was due for xx/xx/2019. Next due date of regular payment is xx/xx/2019. Payment history shows current UPB as xx and Tape data shows the current Interest Rate as 8.75%.	Collections Comments:The loan is in bankruptcy. Review of updated payment history as of xx/xx/2020 shows the borrower is currently delinquent from 9 months. The last P&I payment was made in the amount of $xxx on xx/xx/2020 which was due for xx/xx/2019. Next due date of regular payment is xx/xx/2019. Payment history shows current UPB as xx and Tape data shows the current Interest Rate as 8.75%.
According to the xxthe borrower had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2016. The debtor had filed the amended chapter 13 plan on xx/xx/2016 which was confirmed on xx/xx/2016. According to the plan, the debtor sxxpay to the trustee $xxx. The creditor had filed the POC on xx/xx/2016 with secured claim amount of xx and arrearage of xx. The schedule D of xxx shows the amount of claim as xx and the collateral value as xx. Therefore, the unsecured portion is xx. The last day of filing is xx/xx/2020.
No any damages have been found to the subject property. The subject property is owner occupied. No comment found stating that the borrower’s income is impacted due to Covid-19.

Update:As per comment dated xx/xx/2022, the bankruptcy case has been discharged on xx/xx/2022 and closed on xx/xx/2022. The arrears are paid in full.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to thexxthe borrower had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2016. The debtor had filed the amended chapter 13 plan on xx/xx/2016 which was confirmed on xx/xx/2016. According to the plan, the debtor sxxpay to the trustee $xxx. The creditor had filed the POC on xx/xx/2016 with secured claim amount of xx and arrearage of xx. The schedule D of xxx shows the amount of claim as xx and the collateral value as xx. Therefore, the unsecured portion is xx. The last day of filing is xx/xx/2020.	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan Application is missing from loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "Subject Property is located in OH State and following State Disclosures are missing from loan file;
1) Equal Credit Availability Notice
2) Insurance Tying Disclosure
3) Non-Deposit Insurance Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Required Affiliated Business Discloser is missing from loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missiing from loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.  The chain of xx assignment has been completed. Currently the xx is with xx Participation Trust. There is a senior xx open against the subject property in favor of xx in the amount of xx which was originated on xx.  There is a junior xx open against the subject property in favor ofxx in the amount of xx which was recorded on xx/xx/2013. There are liens open as follows: 1) There is a municipal lien open against the subject property in the favor of MunxxBorough in the amount of $xxxch was recorded on xx/xx/2013. 2) There is a state tax lien open against the borrower”xx” in the favor ofxxwhich was recorded on xx/xx/2013.
Annual xx taxes for the year of 2021 have been paid in the amount of $xxxo delinquent taxes have been found for the prior years.
The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2018. The loan is in delinquency for 22 months. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2018. The current P&I is $xxx and interest rate is 2.50%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Currently the loan is in active bankruptcy. The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2018. The loan is in delinquency for 22 months. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2018. As per collection comment dated xx/xx/2019, the foreclosure was started by referring to attorney on xx/xx/2019. Foreclosure complaint (xx) was filed on xx/xx/2019 with the case# xx. Judgment xx) was entered on xx/xx/2019. Then foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2019. As per comment dated xx/xx/2017 states that the 4 hours $xxx 3 hours to work on settlement or prepare for litigated hearing. Comment dated xx/xx/2017 states that the flat fee is not a litigated matter. No further comments have been found. According to collection comment, no damages or repairs have been found.
Foreclosure Comments:As per collection comment dated xx/xx/2019, the foreclosure was started by referring to attorney on xx/xx/2019. Foreclosure complaint (xx) was filed on xx/xx/2019 with the case# xx. Judgment (xx) was entered on xx/xx/2019. Then foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2019.
Bankruptcy Comments:According to thexx(borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. Schedule xxdated 09/xx/19 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. POC was filed byxx Participation Trust on xx/xx/2019 in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2014 which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid in the amount of $xxx monthly. Plan was confirmed on xx/xx/2020.	The loan modification agreement was made between borrowers and servicer on xx/xx/2018 with a new principal balance of xx with fixed rate of 2.5000%. The borrower promised to pay monthly P&I payment in the amount of $xxx beginning on xx/xx/2018 till the maturity date of xx/xx/2058.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. xx Insurance	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is "Moderate" due to loan failed the xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. The annual percentage rate (APR) is 9.233%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* LTV or CLTV exceedsxx% (Lvl 2)     "LTV or CLTV is exceedsxx%"
* MI, FHA or MIC missing and required (Lvl 2)     "This is conventional loan. The LTV is grater than 100% and hence the MI certificate is required which is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.73 in favor of xx as nominee for xxxx
The chain of assignment has not been completed. Currently assignment is with ‘xx’ instated ofxx
1.There are 12 active Water/Sewer Liens open against subject property in the total amount of $xxxch were recorded at various times from 2017 to 2020 in the favor of "Clarksville Wastewater".
The taxes for 2019 are delinquent in the amount of $xxxdue xx/xx/2020.
The taxes for 2019 are due in the amount of $xxxdue date xx/xx/2020.
The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2019 to till date. The loan has been in delinquency for more than 6 Months. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 4.339% and P&I is $xxx which was applied for the due date of xx/xx/2019. The payment history reflects current unpaid principal balance is in the amount of xx.	Collections Comments:Comments:
xxx 5-8_Payment_History_xx_1

The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2019 to till date. The loan has been in delinquency for more than 6 Months. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 4.339% and P&I is $xxx which was applied for the due date of xx/xx/2019. The payment history reflects current unpaid principal balance is in the amount of xx.
Bankruptcy was filed by “xx” under the chapter 13 case# xx on xx/xx/2019. The creditor has filed POC on xx/xx/2020 with secured amount is xx and arrearage is $xxx24. The plan was confirmed on xx/xx/2020. As per chapter 13 confirmed plan debtor sxxpay the payment $xxx monthly to trustee. Currently loan is in activexx.
The comments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.
According to comment dated xx/xx/2020, the subject property is located inxx disaster Moratorium declared area on xx/xx/2020 for Corona virus Disease 2019 Pandemic which was starting on xx/xx/2020.
The comment dated xx/xx/2019 shows that foreclosure file was referred to attorney on xx/xx/2019. The foreclosure file was put on hold for BK case. Bankruptcy was filed by “xx” under the chapter 13 case# xx on xx/xx/2019. Currently loan is in active xx.

Update:
As per the servicing comment dated xx/xx/2021, the borrower filed bankruptcy with case #xx on xx/xx/2021 and proof of claim filed on xx/xx/2021. Currently, the loan is in an activexx

Foreclosure Comments:The comment dated xx/xx/2019 shows that foreclosure file was referred to attorney on xx/xx/2019. The foreclosure file was put on hold for BK case. Bankruptcy was filed by “xx” under the chapter 13 case# xx on xx/xx/2019. Currently loan is in activexxase.
Bankruptcy Comments:Bankruptcy was filed by “xx” under the chapter 13 case# xx on xx/xx/2019. The creditor has filed POC on xx/xx/2020 with secured amount is xx and arrearage is $xxx24. The plan was confirmed on xx/xx/2020. As per chapter 13 confirmed plan debtor sxxpay the payment $xxx monthly to trustee. Currently loan is in active xx case.	This is conventional fixed rate xx with P&I of $xxx73 with the rate of interest 10.747% and a maturity date of xx/xx/2031. The current P&I as per payment history is the $xxx and current rate of interest is 4.33%. There is a reduction in P&I and rate of interest with respect to note data. Also the tape data reflects the loan modified in 2014. The document (located- xx) loan was modified in 2014 with rate of interest 4.33% and P&I is $xxx. The collection comment dated xx/xx/2020 shows that xx didn’t sent modification document. However, borrower made the last payment as per modified terms. The Modification document is missing from the loan file.	Affiliated Business Disclosure Credit Application Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "ComplianceEase Exceptions Test Failed due to the following factor:
1.This loan failed the Indiana license validation test.  Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien xx lending under the First Lien xx Lending License and Subordinate Lien xx Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien xx Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xxx, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is Moderate due to
This loan failed the Indiana license validation test."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of loan origination is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx, in favor of xx, recorded in Instrument# | Book/Page# xxThe chain of assignment has been completed as the assignment isxx
There are no active liens and judgments against the borrower and the property.
The combined annual taxes of 2019 have been paid in the amount of $xxxrior year delinquencies have been found.
The payment history dated xx/xx/2020 to xx/xx/2020 shows that the borrower is delinquent for 5 months and next payment due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date on xx/xx/2019. The current UPB is in the amount of xx.	Collections Comments:The payment history dated xx/xx/2020 to xx/xx/2020 shows that the borrower is delinquent for 5 months and next payment due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date on xx/xx/2019. The current UPB is in the amount of xx.
The loan has been modified once since origination.
Debtor had filed bankruptcy under chapter-13 with the case#xx  on xx/xx/2017 and the plan was confirmed on xx/xx/2018. POC was filed on xx/xx/2018, in the secured claim amount xx and an arrearage in the amount of $xxxle xx dated xx/xx/2018 states, the amount of claim without deducting value of collateral was 76701.00 and value of collateral that support for this claim was 0.00. However, unsecured portion remained as 76701.00.
As per comments dated xx/xx/2020, the property has been owner occupied. The current property condition is unable to be determined from the available comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Debtor had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2017. POC was filed on xx/xx/2018, in the secured claim amount xx and an arrearage in the amount of $xxxlexx dated xx/xx/2018 states, the amount of claim without deducting value of collateral was 76701.00 and value of collateral that support for this claim was 0.00. However, unsecured portion remained as 76701.00. The order on motion for relief from stay was filed on xx/xx/2018. The plan dated xx/xx/2017 was confirmed on xx/xx/2018.	The loan modification agreement was made between Borrower and Lender on xx/xx/2016 with a new principal balance of xx with fixed rate of 6.625%. The borrower promised to pay monthly P&I payment in the amount of $xxxnning on xx/xx/2016 till the maturity date of xx/xx/2021. As per document located at "xx" the post modification payment amount is $xxx the interest rate of 7.625%.	Affiliated Business Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The CE result is moderate as this loan failed the Prepayment Term Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prepayment Term Test:Result FAIL Loan Data 36Months Comparison Data 0Months Variance 36Months.
This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* Operative index value is unable to confirm (Lvl 2)     "An operative index value is unable to confirm from the available loan files."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Required Affiliated buisness disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the Updated title report dated xx/xx/2020 reflects that the subject xx was originated on xx.A. in the amount of xx, which was recorded on xx/xx/2007 Instrument# | Book/Page# xx
The chain of the assignment has not been completed. Currently, the xx assignment is with xx which was recorded on xx/xx/2007.  However, this should be with Loan Star Funds.
There is Judgment (Divorce) active in the Favor ofxx in the amount of $xxxhich was recorded on xx/xx/1998.
Annual personal taxes for the years of 2010-2018 have been delinquent in the amount of $xxxch was due on xx/xx/2010.
Annual state taxes for the year of 2019 have been delinquent in the amount of $xxxch was due on xx/xx/2020.
According to a review of the payment history as of xx/xx/2020, the borrower is currently delinquent for 15 months with the loan and the next due date for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019 total in the amount of PITI $xxx which includes P&I $xxx with the rate of interest 4.990%, which was applied for the due date of xx/xx/2019. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in Bankruptcy. As per the payment history as of xx/xx/2020, the borrower is currently delinquent for 15 months with the loan and the next due date for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2019 total in the amount of PITI $xxx which includes P&I $xxx with the rate of interest 4.990%, which was applied for the due date of xx/xx/2019. The UPB reflected in the latest payment history is in the amount of xx.
As per comment dated xx/xx/2020, the reason for default was curtailment of income.
According to servicing comment dated xx/xx/2019, the foreclosure was re-initiated and file was referred to attorney on xx/xx/2019. As per updated title report located “xx” the notice of Lis pendency was filed on xx/xx/2019. The complaint was filed on xx/xx/2019. The Bidding instruction was completed on xx/xx/2020. However, the foreclosure was put on hold as the borrower filed for bankruptcy on xx/xx/2020. No further details have been found.
According to thexxreport, the borrower “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2020. The chapter 13 plan is not yet confirmed.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:According to servicing comment dated xx/xx/2019 and updated title report (xxf) the foreclosure was initiated against the subject property. The file was referred to attorney on xx/xx/2019. As per updated title report located “xx” the Notice of xxwas filed on xx/xx/2019.  As per comment dated xx/xx/2019, the complaint was filed on xx/xx/2019. The foreclosure sale was scheduled on xx/xx/2019. The Bidding instruction was completed on xx/xx/2019 with the Bid amount xx. However, the foreclosure was put on hold as the borrower filed for bankruptcy on xx/xx/2019. The Bankruptcy case# xx was dismissed on xx/xx/2019. According to servicing comment dated xx/xx/2019, the foreclosure was re-initiated and file was referred to attorney on xx/xx/2019. As per updated title report located “xx” the notice of Lis pendency was filed on xx/xx/2019. The complaint was filed on xx/xx/2019. The Bidding instruction was completed on xx/xx/2020. However, the foreclosure was put on hold as the borrower filed for bankruptcy on xx/xx/2020. No further details have been found.
Bankruptcy Comments:According to the xxx report, the borrower “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2020. The chapter 13 plan is not yet confirmed. The POC was filed by the creditor xx. as Trustee for xxx Master on xx/xx/2020 with the POC amount of xx and the amount of arrearage is xx. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. However, the unsecured portion is $xxxomment has been found indicating a cram-down. The loan is in active Bankruptcy.	According to the modification, the loan was modified on xx/xx/2014, between the borrower xx (Lender), The new modified principal balance as per modification is in the amount of xx with interest rate starting at 4.990 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2014. The maturity date as per modification is xx/xx/2037. This loan was modified once.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Arkansas State. The following required state disclosures are missing from the loan file.

1. Choice of Insurance Disclosure."
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm the operative index value due to missing documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.xxhe chain of assignment has been completed.
The current taxes due is $xxxior years delinquent taxes have been found pending.	The payment history dated as of xx/xx/2020 shows that the borrower is delinquent for 2 months and next payment due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date on xx/xx/2020.The current UPB is in the amount of $xxx	Collections Comments:The payment history dated xx/xx/2020 to xx/xx/2018 shows that the borrower is delinquent for 2 Months and next payment due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date on xx/xx/2020.The current UPB is in the amount of xx.
The loan modification agreement was made between Borrower and Lender on xx/xx/2018 with a new principal balance of xx with fixed rate of 2.000%. The borrower promised to pay monthly P&I payment in the amount of $xxxnning on xx/xx/2018 till the maturity date of xx/xx/2058.
The foreclosure was initiated in the loan file. As per the comment dated xx/xx/2018, the foreclosure file was referred to attorney.  The sale date was scheduled on xx/xx/2019. The comment dated on xx/xx/2019 shows that bankruptcy was filed due to which sale was put on hold.

No evidence of damage or repair to the subject property was found.

Foreclosure Comments:The foreclosure was initiated in the loan file. As per the comment dated xx/xx/2018, the foreclosure file was referred to attorney.  The sale date was scheduled on xx/xx/2019. The comment dated on xx/xx/2019 shows that bankruptcy was filed due to which sale was put on hold.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The value of subject property per xxx is xx. POC was filed on xx/xx/2019 in the secured claim amount xx and an arrearage in the amount of xx. As per amended plan dated xx/xx/2019, the borrower will pay monthly xx payment of $xxxreditor, xxLoans for 60 months and arrears in the amount of $xxx.	The loan modification agreement was made between Borrower and Lender on xx/xx/2018 with a new principal balance of xx with fixed rate of 2.000%. The borrower promised to pay monthly P&I payment in the amount of $xxxnning on xx/xx/2018 till the maturity date of xx/xx/2058.	Origination Appraisal	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "The Appraisal report is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per final HUD, the settlement date is xx/xx/2007. However, the note date is xx/xx/2007."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.xxhe chain of assignment has been completed. Currently, the xx assignment is withxx
There is an activexx lien against the subject property has been found in the amount of $xxxe favor of “xx.” which was recorded on xx/xx/2018. Thexx had started foreclosure and the complaint was recorded on xx/xx/2019.
 There are 3 junior mortgages on the subject property. First in the amount of xx this was recorded on xx/xx/2006 in favor of Commerce xx, xxx Second in the amount of xx this was recorded on xx/xx/2007. Third in the amount of $xxxas recorded on xx/xx/2018.
There are 4 credit card judgments on the subject property. First in the amount of $xxxwas recorded on xx/xx/2008. Second in the amount of $xxxwas recorded on xx/xx/2011. Third in the amount of $xxxwas recorded on xx/xx/2014. Fourth in the amount of xx this was recorded on xx/xx/2014.
There is one state tax lien in the amount of $xxxs was recorded on xx/xx/2020.
The first, second and fourth installments of town taxes for the year of 2020, 2020 and 2019 are paid in the  amount of $xxx 737.05 respectively.
The current ownership is vested in the name of Amy Shelden.
The payment history dated xx/xx/2020 shows that the borrower is delinquent for 14 months and next payment due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for the due date on xx/xx/2019.The current UPB is in the amount of xx.	Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The reason for default is unemployment. The property has been occupied by the owner himself. No damage or repair to the property has been found.
The debtor had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. POC was filed on xx/xx/2019, in the secured claim amount xx and an arrearage in the amount of $xxxlexxdated xx/xx/2019 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as xx.

Update:-

As per the comment dated xx/xx/2023, the tax sale was recorded on xx/xx/2022 under instrument #xx. Further details were not provided.
As per the comment dated xx/xx/2022, there arexx liens against the subject property.
According to the comment dated xx/xx/2022, the borrower's income was impacted by the COVID. As per the comment dated xx/xx/2024, thexx plan was active. Further details regarding the xxplan were not provided.
As per the comment dated xx/xx/2023, the two borrowers are deceased.
As per the comment dated xx/xx/2023, thexx was initiated, and a complaint was filed on xx/xx/2023. According to the comment dated xx/xx/2023, the FC was out on hold due to loss mitigation.
Comment dated xx/xx/2022 shows thatxx (xx) has been dismissed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As perxx, the debtor had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. POC was filed on xx/xx/2019, in the secured claim amount xx and an arrearage in the amount of $xxxle D in xxx dated xx/xx/2019 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as xx.	The loan modification agreement was made on xx/xx/2019 with a new principal balance of xx with fixed rate of 1.000%. The borrower promised to pay monthly P&I payment in the amount of $xxxnning on xx/xx/2019 till the maturity date of xx/xx/2059.The borrower had also promise to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2059. The lender agrees to immediately forgive the amount of $xxx	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxicitly provided for "Seller-Paid Points and Fees"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed thexx finance charge test, the prohibited fees test and the seller-paid points and fees exception test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a xx broker sxxhave the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee."
* ComplianceEase TILA Test Failed (Lvl 2)     "The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTI > 60% (Lvl 2)     ""According to the final loan application the borrower’s total monthly income is $xxx  total debts are in the amount of $xxxhe DTI is greater than 60%.  ""
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
1. NJ Application Disclosure
2. Delivery Fee Authorization
3. NJ Attorney Disclosure
4. Unacceptability of Insurance Notice
5. Attorney Disclosure II
6. Tax Bill Information
7. Private Well Testing
8. Lock-In Agreement
9. Commitment Disclosures
10. Choice of Insurer Disclosure
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020 the subject xx was originated on xx.xxn the amount of xx which was recorded on xx/xx/2007 with instrument#xx

 The Chain of Assignments has been completed. Currently, the assignment of xx is with xx which was recorded on xx/xx/2016.

  There is one civil judgment against the borrowerxx. The lien is in favor ofxx in the amount of $xxx was recorded on xx/xx/2015.

  There is one city/code lien against the subject property. The lien is in favor of xx in the amount of $xxx was recorded on xx/xx/2019.

The combined annual installment taxes for the year 2018 have been paid in the amount of $xxx/xx/2018. The combined annual installment taxes for the year 2018 are delinquent in the amount of $xxx/xx/2019. The good through date is xx/xx/2020.

The combined annual installment taxes for the year 2019 have been paid in the amount of $xxx/xx/2019.	According to the payment history as of xx/xx/2020, the borrower is delinquent for 34 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2017 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected is in the amount of xx. The borrower has been making payments as per the limited-term loan modification agreement is located at “xx”.	Collections Comments:As per the review of the collection comments, the current status of the loan is in bankruptcy. According to the payment history as of xx/xx/2020, the borrower is delinquent for 34 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2017 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected is in the amount of xx. The borrower has been making payments as per the limited-term loan modification agreement is located at “xx”. The collection comment dated xx/xx/2018 states the reason for default is borrower xx had deceased. The review of collection comments, the foreclosure was initiated. As per the seller’s tape data, the file was referred to the attorney on xx/xx/2017. However, the foreclosure actions were put on hold due to thexx had filed for bankruptcy under chapter-13 with case# xx on xx/xx/2020. The collection comment dated xx/xx/2020 states the Litigation must resolve the deceased debtor issue before foreclosure can proceed. However, unable to determine whether the litigation has been resolved or not. The xxx Report dated xx/xx/2018 is located at “xx” states the subject property had some repairs of Trim needs paint, patio coverings/carport, and evap systems. The estimated cost of repairs is $xxxtest xxx Report dated xx/xx/2019 is located at “xx” states the property has repairs of Eaves need to be repaired or replaced, replace a broken window, Carport roof needs to be repaired or replaced. The estimated cost of repairs is $xxxbject property is occupied by the owner. However, unable to confirm whether the repairs are completed. As per the collection comment dated xx/xx/2020, the xxx was declared on xx/xx/2020 for Coronavirus Disease 2019 pandemic which started on xx/xx/2020. The collection comment dated xx/xx/2020 states the borrower confirmed no disaster impact was done.

Update:-
As per the comment dated xx/xx/2024, the arrears interest in the amount of xx has been waived.
As per the comment dated xx/xx/2021, the loss drat check in the amount of $xxxissued. Further details regarding the type of damage and repair completion were not provided.
According to the comments dated xx/xx/2022 and xx/xx/2024, the BK was filed on xx/xx/2021 with case #xx under chapter 13, and the comment dated xx/xx/2022 shows that the POC was filed on xx/xx/2021.
As per the comment dated xx/xx/2021, the previous BK (xx) was dismissed.

Foreclosure Comments:The review of collection comments, the foreclosure was initiated. As per the seller’s tape data, the file was referred to the attorney on xx/xx/2017. However, the foreclosure actions were put on hold due to the xxx had filed for bankruptcy under chapter-13 with case# xx on xx/xx/2020.
Bankruptcy Comments:According to the xxx, the borrower xxx had filed for bankruptcy under chapter-13 with case# xx on xx/xx/2020. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; therefore, there is no unsecured portion. The chapter -13 plan was filed on xx/xx/2020 and amended on xx/xx/2020 which was confirmed on xx/xx/2020. The debtor was supposed to pay the trustee the amount of $xxx1 month and $xxx2 to 6 months and $xxx7 to 60 months under the chapter 13 plan. The Proof of Claim filed on xx/xx/2020 under claim#19-1. The total amount of claim is xx and the amount of arrearage is xx. The last filing date is xx/xx/2020.	The Limited-term loan modification agreement was made betweenxx., (lender) on xx/xx/2016 with the new modified unpaid principal balance is xx. The interest bearing amount was $xxx interest rate 9.926% and the modified P&I was $xxxrst modified payment due date was xx/xx/2016 and the maturity date is xx/xx/2037. The amount of xx is considered as the deferred amount.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas State. The following state disclosures are missing in the loan file; 1. TX Loan Agreement Notice 2. Commitment Requirement/Anti-Tying 3.xx Disclosures in Spanish 4. Choice of Insurance Notice 5. Non-Deposit Investment Product Disclosure Are there any promotional materials 6. Insurance Solicitation/Post Commitment Requirement, Anti-Coercion Notice"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,250.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report dated xx/xx/2020 shows that, subject xx with (borrower) xx and the (Lender)xx was originated on xx.37 which was recorded on xx/xx/2007 with instrument# xx, book/page xx
Chain of assignment has not been completed, last assignee xxis missing and the last assignment was done fromxx

Any active judgment or lien has not found.
Annual combined taxes for the year 2019 have been paid in the amount $xxxnual tax amount is $xxx delinquent taxes have been found.
Current ownership of the subject property is vesting in the name xx (borrower).
According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 10 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per servicing comments, the loan is currently in bankruptcy. According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 10 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
Information regarding reason for default is not available in latest servicing comments.
Information regarding foreclosure is not available in latest servicing comments.
Information regarding occupancy is not available in latest servicing comments and comments regarding damage to the subject property are not found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxthe borrower xxhad filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2015. The debtor sxxpay the trustee $xxx semi-monthly for 60 months under chapter 13. The schedule xxshows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is $xxxe is no comment indicating a cram down. The motion for relief was filed on xx/xx/2019 and order was granted on xx/xx/2020. The date of last filing is xx/xx/2020.	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Alabama State. The Choice of Insurer disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx.
The chain of assignment is complete.
There are no active judgments and liens.
Annual xx taxes for the year of 2019-20 have been paid in the amount of $xxx delinquent taxes have been found for the prior years.
Review of the payment history available from xx/xx/2017 to xx/xx/2020 states that the borrower has been delinquent for 10 months. The last payment was received in the amount of $xxx which was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. Current UPB reflects in the provided payment history is in the amount of xx.	Collections Comments:The loan is in active bankruptcy.
According to the xx report, the borrowersxxhad filed bankruptcy under chapter-13 with the case# xx on xx/xx/2020.The plan was confirmed on xx/xx/2020. The POC was filed on xx/xx/2020, the POC amount is xx and the arrearage amount is $xxx66.The schedulexx dated xx/xx/2020 shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx42.

Foreclosure Comments:As per collection comments the foreclosure was initiated in 2019. The file was referred to an attorney on xx/xx/2019 and the complaint was filed on xx/xx/2019. The sale was scheduled on xx/xx/2020. The foreclosure was put on hold due to borrower filed bankruptcy.
Bankruptcy Comments:According to the xx report, the borrowersxx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2020.The plan was confirmed on xx/xx/2020. The POC was filed on xx/xx/2020,the POC amount is xx and the arrearage amount is $xxxschedule D of xxx dated xx/xx/2020 shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx42.	This is conventional fixed rate xx with P&I of $xxxth the rate of interest 8.2400% and a maturity date of xx/xx/2033. The P&I as per payment history is the $xxx and rate of interest is 1.240% however, there is a reduction in P&I and rate of interest with respect to Note data which seems there would be a possible modification. As per tape data, the loan has been modified on xx/xx/2006 .The modification agreement is missing in the file.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl.	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application s missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is “Moderate” due to TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "xxt is fail. Loan data is 0.000% and comparison data is 5.127%. Hence the variance is -5.127%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* LTV or CLTV exceeds xx% (Lvl 2)     "Appraisal value is xx and the loan amount is xx therefore LTV shows xx% which exceedsxx%"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020 the subject xx was originated on xx.36 which was recorded on xx/xx/2001 with Book|Page #xxThe Chain of Assignments has been completed. Currently, the assignment of xx is with xx which was recorded on xx/xx/2016. No active judgments or liens have been found against the borrower/subject property. The combined annual installment taxes for the year 2019 have been paid in the amount of $xxxxx/xx/2020. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is delinquent for 3 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is in bankruptcy. According to the payment history as of xx/xx/2020, the borrower is delinquent for 3 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected is in the amount of xx. The borrower is making payments as per the modification agreement. The reason for default is unable to be determined from the latest collection comments. The review of collection comments, the foreclosure actions were initiated in the year 2017. As per the seller’s tape data, the file was referred to the attorney on xx/xx/2017. The updated title report dated xx/xx/2020 shows the lis pendens was filed on xx/xx/2017 with case#xx which was recorded on xx/xx/2017. (Doc locator: xx) and the foreclosure document located at “xx” states the foreclosure case was dismissed. The foreclosure actions on hold due to the borrower xxSterling had filed for bankruptcy under chapter-13 with case#xx on xx/xx/2017. As per the collection comment dated xx/xx/2020, the xx was declared on xx/xx/2020 for Coronavirus Disease 2019 pandemic which started on xx/xx/2020. However, unable to determine whether the borrower’s income has been affected by Covid-19 from available collection comments. The xxx Report dated xx/xx/2019 is located at “xx.pdf”, the borrower is occupied by the unknown and the property is in average condition with no repairs noted.
Foreclosure Comments:The review of collection comments, the foreclosure actions were initiated in the year 2017. As per the seller’s tape data, the file was referred to the attorney on xx/xx/2017. The updated title report dated xx/xx/2020 shows the lis pendens was filed on xx/xx/2017 with case#xxwhich was recorded on xx/xx/2017. (Doc locator: xx) and the foreclosure document located at xx” states the foreclosure case was dismissed. The foreclosure actions on hold due to the borrower xx Sterling had filed for bankruptcy under chapter-13 with case#xx on xx/xx/2017.
Bankruptcy Comments:According to thexx, the borrower xx Sterling had filed for bankruptcy under chapter-13 with case#xx on xx/xx/2017. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; therefore, there is no unsecured portion. The chapter -13 plan was filed on xx/xx/2017 and confirmed on xx/xx/2018. The debtor was supposed to pay the trustee the amount of $xxx00 for 60 months under the chapter 13 plan. The Proof of Claim filed on xx/xx/2018 under claim#12-1. The total amount of claim is xx and the amount of arrearage is $xxx94. The trustee's xx to dismiss the case for non-payment was filed on xx/xx/2020. The order was granted on xx/xx/2020. The last filing date is xx/xx/2020.	The modification agreement made between borrower xx”) on xx/xx/2008. As per the modified term, the new modified interest rate is 5.250%. The new UPB, deferred, P&I, PITI, first payment due date, and the maturity date are unavailable in the said agreement.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization of amount financed are missing in the loan file."	* Application Missing (Lvl 2) "The final loan application form is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending disclosure is missing from the loan files."
* Missing Appraisal (Lvl 2)     "The subject property appraisal report at origination is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "An affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission/right of cancel disclosure is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the Pro-title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of assignment has been completed. The current assignment is withxxwhich was recorded on xx/xx/2016.
There is a judgment against the borrower in the favor ofxx, in the amount of $xxxch was recorded on xx/xx/2007.
The annual combined taxes of 2019 have been paid in the amount of $xxx prior year’s delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 2 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2020. The unpaid principal balance reflected in the payment history is in the amount of $xx	Collections Comments:As per the collection comments as of xx/xx/2020, the loan is in bankruptcy.
According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 2 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2020. The unpaid principal balance reflected in the payment history is in the amount of $xxxxxThe reason for default is unable to be determined.
The comment history dated xx/xx/2019 shows that the subject property is owner-occupied.
As per xxx Report dated xx/xx/2019 located at (xx), the subject property is owner-occupied. It As-Is-Price is xx.
No evidences have been found regarding the damages/repairs in the comments.
As per comment dated xx/xx/2020,xx declared on xx/xx/2020 for Corona virus disease 2019 pandemic starting on xx/xx/2020.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowerxxhad filed the bankruptcy under chapter-13 with the case# xx on xx/xx/2015. The POC was filed byxxon xx/xx/2015 with the secured claim amount of xx and the amount of arrearage was $xxx78. The plan was confirmed on xx/xx/2015. The schedulxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx.
The date of last filing is xx/xx/2020.	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl.	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test.
This loan failed the GSE Points and Fees test.
This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Brokerage/Finder Fee Test: FAIL, Loan Data: $xxxmparison Data: $xxx00 & Variance: +$xxx00.
This loan failed the brokerage/finder fee test.
The xx loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the xxe Rules and Regulations, brokerage fee is synonymous with finder fee. Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and sxxbe grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL, Loan Data: 0.000%, Comparison Data: 9.124% & Variance: -9.124%.
This loan failed the TILA APR test.
The annual percentage rate (APR) is xx%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report as of xx/xx/2020 shows Subject xx was originated on xx.xx with xx as nominee for xx. Chain of assignment is incomplete as current assignee isxx It should be withxx
There is a juniorxxlien in the amount of $xxx juniorxxe in the amount of $xxxl combined taxes for the year of 2019-20 have been paid in the amount of $xxxdelinquent taxes have been found for the prior years.

Payment history as of xx/xx/2020, shows that the loan is delinquent for 10 months. The last payment was received on xx/xx/2020 in the amount of $xxxch was applied for the due date of xx/xx/2019. Next due date is xx/xx/2019. The current UPB is xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is 10 months behind the payment. The last payment was received on xx/xx/2020 in the amount of $xxxch was applied for the due date of xx/xx/2019. Next due date is xx/xx/2019. The current UPB is xx.
xx has been found in the loan file. FC was initiated on the loan and file was referred to attorney on xx/xx/2019. Later it was placed on hold due toxx.
xxplan with case# xx on xx/xx/2019.  BK plan got confirmed on xx/xx/2019. Loan is still in activexx.

Update:-

As per the comment dated xx/xx/2023, chapter 13 BK (xx) was dismissed on xx/xx/2022, and the comment dated xx/xx/2022 shows that arrears were paid in full.
Foreclosure Comments:Evidence ofxx has been found in the loan file.xx was initiated on the loan and file was referred to attorney on xx/xx/2019. Later it was placed on hold due to BK.
xx plan with case# xx on xx/xx/2019.  BK plan got confirmed on xx/xx/2019. Loan is still in active BK.
		Bankruptcy Comments:xxchapter 13 plan with case# xx on xx/xx/2019. BK plan got confirmed on xx/xx/2019. POC was filed on xx/xx/2019 with POC amount xx and arrearage xx. Recent amended CH 13 plan has been filed on xx/xx/2020. In this plan the payment term has been from 60 months to 72 months and payment from $xxxxxx is still in active BK.	The latest modification agreement has been made between borrower and lender effective from xx/xx/2018. As per MOD borrower has agreed to pay the new modified principal balance of xx with fixed interest rate of 6.99% and P&I of $xxxpayment was started from xx/xx/2019 and the maturity date is xx/xx/2037. The deferred balance is $xxx	Affiliated Business Disclosure HUD-1 Closing Statement	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Estimated HUD-1 and Fee itemization are also missing from the loan file."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the Pro-title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of assignment has been completed. The current assignment is withxx, which was recorded on xx/xx/2016.
There is a municipal lien against the subject property in the favor of xxin the amount of $xxxch was recorded on xx/xx/2017.
Tax information is not available.
According to the payment history as of xx/xx/2020, the borrower is delinquent for 6 months and the next due date payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2019. The current UPB reflected in the payment history is in the amount of xx till the due date of xx/xx/2019.	Collections Comments:As per the collection comments as of xx/xx/2020, the loan is in bankruptcy.
According to the payment history as of xx/xx/2020, the borrower is delinquent for 6 months and the next due date payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2019. The current UPB reflected in the payment history is in the amount of xx till the due date of xx/xx/2019.
The reason for default is unable to be determined.
The comment history dated xx/xx/2020 shows that the subject property is owner-occupied.
As per xxx Report dated 10/xx/20219 located at (xx), the subject property is owner-occupied. It As-Is-Price is xx.

Foreclosure Comments:As per foreclosure disclosure, the foreclosure initiated in 2015 and the file was referred to an attorney on xx/xx/2015. The first legal action was filed on xx/xx/2015. However, it was put on hold as the borrower had filed the bankruptcy on xx/xx/2015 and The motion for relief was filed on xx/xx/2018 and order was granted on xx/xx/2018. The date of last filing was xx/xx/2019.
Bankruptcy Comments:According to thexx, the borrower xxhad filed the bankruptcy under Chapter 13 with the case #xx on xx/xx/2015. The POC was filed on xx/xx/2015 with the secured claim amount of xx and the amount of arrearage was $xxx00. The plan was confirmed on xx/xx/2015. Schedule-xx shows xx.00 as unsecured portion out of claim amount xx. The value of collateral is xx. Did not see comments indicating a cram down. The motion for relief was filed on xx/xx/2018 and order was granted on xx/xx/2018. The date of last filing was xx/xx/2019.	Not Applicable	Affiliated Business Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the GSE points and fees test."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per updated title report dated xx/xx/2020, the subject xx was originated on xx.00 in favor of xx as nominee for xx, xx., a California xx. The chain of xx assignment has been completed. Currently the xx is withxxxxx Trust xx No active judgments or liens have been found. Tax Status: Annual combined taxes of 2019 are delinquent in the amount of $xxxch were due on xx/xx/2020 and good through on xx/xx/2020. Annual combined taxes of 2018 have been paid in the amount of $xx.	The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The loan is in delinquency for 16 months. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2019. The current P&I is $xxx and interest rate is 9.750%. The current unpaid principal balance is in the amount of xx.	Collections Comments:As per collection comments the loan is currently in bankruptcy. The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The loan is in delinquency for 16 months. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2019. The current P&I is $xxx and interest rate is 9.750%. The current unpaid principal balance is in the amount of xx. According toxx, the borrowers(xx) had filed the bankruptcy under chapter-13 with case# xx on xx/xx/2020. POC was filed byxxxxx Trust, NA on xx/xx/2020, in the secured claim amount of xx and an arrearage in the amount of xx. Amended chapter 13 plan was filed on xx/xx/2020 which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid in the amount of $xxx monthly. The plan not confirmed till xx/xx/2020. As per collection comment dated xx/xx/2018, the foreclosure was started by referring to attorney. Sale was scheduled on xx/xx/2018. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018. This bankruptcy case was dismissed on xx/xx/2020 and it was closed on xx/xx/2020. Comment dated xx/xx/2020 states that the foreclosure was restarted by referring to attorney on xx/xx/2020. But again foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2020. According to collection comment, no damages or repairs have been found.
Foreclosure Comments:As per collection comment dated xx/xx/2018, the foreclosure was started by referring to attorney. Sale was scheduled on xx/xx/2018. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018. This bankruptcy case was dismissed on xx/xx/2020 and it was closed on xx/xx/2020. Comment dated xx/xx/2020 states that the foreclosure was restarted by referring to attorney on xx/xx/2020. But again foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2020.
Bankruptcy Comments:According to xxx, the borrowers(Axx) had filed the bankruptcy under chapter-13 with case# xx on xx/xx/2020. POC was filed byxxxxx Trust, NA on xx/xx/2020, in the secured claim amount of xx and an arrearage in the amount of xx. Amended chapter 13 plan was filed on xx/xx/2020 which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid in the amount of $xxx monthly. The plan not confirmed till xx/xx/2020.	Not Applicable	Affiliated Business Disclosure Loan Program Info Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to confirm."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020 the subject xx was originated on xx.xxecorded on xx/xx/2004.  The chain of assignment has been completed.

There is Certificate of Sale for 2015 xx for Sewer lien which was made on xx/xx/2016. However according to the Tax collector reports lien has been redeemed in the amount of xxand recorded on xx/xx/2017.

There is one civil judgments open against the borrower in the amount of $xxx was recorded on xx/xx/2017 and in favor ofxx
As per updated title report, 2nd installment of 2020 utility charges is delinquent in the amount of $xxxthe good though date xx/xx/2020.

The payment history dated xx/xx/2020 shows that the borrower is delinquent for 5 months and next payment due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date of xx/xx/2019. The current UPB is in the amount of xx.	Collections Comments:The loan is in active bankruptcy.
According to the xx (borrower) had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018. Schedule D in xxx dated xx/xx/2018 shows the amount of claim without deducting value of collateral is xx and value of collateral is  xx. Therefore, unsecured portion remain as xx.
 POC was filed by xxx xx Trust, xxx, as Trustee for xxx xxx on xx/xx/2018, in the secured claim amount of xx and an arrearage in the amount of $xxxthe plan was confirmed on xx/xx/2018.
Available servicing comment and documents in file reveal that loan is in foreclosure since 2018. Foreclosure was referred on xx/xx/2018. Foreclosure complaint was filed on xx/xx/2018 with case #xxand the lis pendens was filed on same day. Foreclosure was put on hold due to subject borrower had filed bankruptcy on xx/xx/2018.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2018. Foreclosure was referred on xx/xx/2018. Foreclosure complaint was filed on xx/xx/2018 with case #xxand the lis pendens was filed on same day. Foreclosure was put on hold due to subject borrower had filed bankruptcy on xx/xx/2018.
Bankruptcy Comments:According to thexx(borrower) had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018. Schedulexxdated xx/xx/2018 shows the amount of claim without deducting value of collateral is xx and value of collateral is  xx. Therefore, unsecured portion remain as xx.
 POC was filed by xxx xx Trust, xxx, as Trustee for xx Participation Trust on xx/xx/2018, in the secured claim amount of xx and an arrearage in the amount of $xxxthe plan was confirmed on xx/xx/2018.
The loan was modified with an effective date of xx/xx/2017 and a new principal balance is xx to a step modification and the rate started from 1.350% and borrower had given promise to pay P&I in the total amount of $xxxnning on xx/xx/2017 with a new maturity date of xx/xx/2057. The deferred principal balance is xx.	Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease Risk Indicator is "Moderate" " Prohibited Fees Test: FAIL Loan Data $xxxparison Data $xxxriance +$xxxComplianceEase State Regulations Test Failed (Lvl 2) "“This loan failed the prohibited fees test. (xx) The loan does charge ee(s) not provided for in this act, which is prohibited. A person licensed as a xx broker sxxhave he right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee. A person licensed as a xx banker or correspondent xx banker xxhave the right to charge only the following fees: 1 a credit report fee; 2 appraisal fee; 3 pplication fee; 4 commitment fee; 5 warehouse fee; 6 discount points; 7 lock-in fee; 8 a service fee not o exceed $xxx cancel the xx; and 9 fees necessary to reimburse the xx banker for harges imposed by third parties limited to the following fees: 1 overnight delivery, messenger, fax, and other special delivery fees; 2 flood certification fees; 3 pest inspection or certification fees; 4 final inspection fee; 5 outside counsels' fees as permitted by N.J.S.A. §46:10A-6; 6 certified check fees; 7 credit report and appraisal update fees; 8 not more than one-year of xx insurance premiums; 9 survey fees; 10recording fees; 11title and title search fees, including title insurance premiums; 12taxes; 13tax service fees; 14radon test fees; 15other third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not pprove fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous.""
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to Confirm Operative index value ."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrowers."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the Updated title report dated xx/xx/2020 reflects that the subject xx was originated on xx.xx, which was recorded on xx/xx/2010 Instrument# | Book/Page# xx
The chain of the assignment has been completed. Currently, the xx assignment is with xxr which was recorded on xx/xx/2016.
No active liens and judgments have been found against the borrower and the property.
Annual combined taxes for the year of 2019 have been paid on xx/xx/2020 in the amount of $xxxrior year’s delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2020, the borrower is currently delinquent for 4 months with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxxh includes P&I $xxx the rate of interest 6.450%, which was applied for the due date of xx/xx/2019. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in bankruptcy. As per the payment history as of xx/xx/2020, the borrower is currently delinquent for 4 months with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxxh includes P&I $xxx the rate of interest 6.450%, which was applied for the due date of xx/xx/2019. The UPB reflected in the latest payment history is in the amount of xx.
No comments have been found regarding reason for default.
No foreclosure activity has been found.
According to the xx report, the borrower “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2016 and the plan was confirmed on xx/xx/2016. The loan is in active bankruptcy.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to thexx report, the borrower “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2016 and the plan was confirmed on xx/xx/2016. The POC was filed by the creditor xxx xx Trust, xxx as Trustee forxx on xx/xx/2016 with the POC amount of xx and the amount of arrearage is $xxx the order confirming chapter 13 plan the debtor was supposed to pay to the trustee in the amount of $xxxeekly for the period of 60 months under Chapter 13. No comment has been found indicating a cram-down.  The loan is in active bankruptcy.

According to the Forbearance agreement, the loan was modified on xx/xx/2016, between the borrowexx. (Lender), The new modified principal balance as per modification is in the amount of xx with interest rate starting at 6.4500 % and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2016. The interest rate reduction period will end on xx/xx/2021.
The deferred balance amount is $xxxInterest bearing amount is xx.
Affiliated Business Disclosure	2: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR disclosure is not hand dated by borrower."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx with “xxas nominee for xx Lenders, xx” which was recorded on xx/xx/2005. The chain of the assignment has been completed. The last assignment is with “xxwhich was recorded on xx/xx/2017. No active judgments or liens have been found against the borrower/the subject property. Annual Combined taxes for the year of 2019 have been paid in the amount of $xxxxx/2019. Annual Combined taxes for the year of 2020 have been paid in the amount of $xxx/xx/2020. No prior year delinquent taxes have been found.	According to the latest payment history as of xx/xx/2020, the borrower has been delinquent for 9 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxI) which was applied for the due date of xx/xx/2019. The UPB as per the payment history is reflected in the amount of xx. The current interest rate is 2.000% and P&I is $xxx	Collections Comments:The loan is in bankruptcy and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxI) which was applied for the due date of xx/xx/2019. The UPB as per the payment history is reflected in the amount of xx. The current interest rate is 2.000% and P&I is $xxxeclosure activity has been found. The debtors, "xx" had filed the bankruptcy under chapter 13 with case# xx on xx/xx/2017. The plan was confirmed on xx/xx/2018. According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. Hence, the unsecured portion is reflected in the amount of xx. The POC has been filed the subject creditor, "xxx xx Trust, xxx, as Trustee forxxr Participation Trust" for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2017. According to amended chapter 13 plan dated xx/xx/2017, the debtor sxxpay to the trustee in the amount of $xxx36 months. The arrearage to be paid through the plan is in the amount of $xxxst-xx will be paid with the monthly payment of $xxxing to comment dated xx/xx/2020,xx was declared on xx/xx/2020 for Coronavirus Disease 2019 Pandemic which started on xx/xx/2020.The comment dated xx/xx/2020 states that the borrower had confirmed that there was no disaster impact. According to comment dated xx/xx/2020, the subject property is owner occupied and borrower wants to keep the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtors, "xx" had filed the bankruptcy under chapter 13 with case# xx on xx/xx/2017. The plan was confirmed on xx/xx/2018. According toxx the value of the collateral is xx and the amount of secured claim is xx. Hence, the unsecured portion is reflected in the amount of xx. The POC has been filed the subject creditor, "xxx xx Trust, xxx, as Trustee for xxParticipation Trust" for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2017. Deadline to file POC was xx/xx/2017. According to amended chapter 13 plan dated xx/xx/2017, the debtor sxxpay to the trustee in the amount of $xxx36 months. The arrearage to be paid through the plan is in the amount of $xxxst-xx will be paid with the monthly payment of $xxxme plan was confirmed on xx/xx/2018. The motion for relief from stay was filed on xx/xx/2020 and order for same was granted on xx/xx/2020.	Loan modification agreement was made between Borrower “xx” on xx/xx/2016. The new modified rate is 2.00 % and borrower promises to pay P&I in the amount of $xxxeginning xx/xx/2016 till the date of xx/xx/2021. After interest rate reduction period, the loan terms will change as per note. According to modified term, the new principal balance is xx. Deferred balance other than principal balance is xx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Cash out purxxx(Lvl 2)     "This is purxxxtransaction. However, according to final HUD-1, there is cash to borrower in the amount of $xxxplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxicitly provided for
"Seller-Paid Points and Fees"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease risk indicator is moderate as loan is failing for TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 8.832%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia State. Disclosure of Additional Fees is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to title report dated xx/xx/2020, the subject xx originated on xx.00, recorded on xx/xx/2004 has been active on the title.
No break in the chain of assignment.
No active judgments or liens have been found.

Re taxes of 2019 are paid in the amount of $xxxxx/xx/2019.
According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 01 month. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied to the due date of xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per the payment history as of xx/xx/2020, the borrower is currently delinquent for 01 month. The last payment was received on xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.

The subject property has been occupied by the owner. The borrower's intention is to keep the property.

According to the xx, the borrowerxx for bankruptcy under chapter-13 with the case# xx on xx/xx/2016. The POC was filed on xx/xx/2017, the POC amount is xx and the arrearage amount is $xxx53.

According to xxx Report dated xx/xx/2019, the subject appears to be in average condition at the time of report.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2016. The POC was filed on xx/xx/2017 for the secured claim of xx and the arrearage in the amount of $xxx53.
The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. The chapter 13 plan was confirmed on xx/xx/2017 (Docket#36). As per the confirmed plan, the debtor will pay xx payments $xxx monthly to creditor xxx through chapter 13 plan and arrears $xxxmonthly.
Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020 the subject xx was originated on xx.xxn the amount of xx which was recorded on xx/xx/2007 with instrument#xx

  The Chain of Assignments has been completed. Currently, the assignment of xx is withxxTrust which was recorded on xx/xx/2016.

There is a junior xx that originated against the subject property. The xx is in the favor of xxin the amount of xx which was recorded on xx/xx/2008 with instrument#xx

There are two UCC judgments in the favor of xx, xx which was recorded on xx/xx/2014 and xx/xx/2014.

  There are two civil judgments against the borrower’xx andxx. The judgments in the favorxxin the amount of $xxxxxxch was recorded on xx/xx/2010 and xx/xx/2014.

The combined annual installment taxes for the year 2020 have been paid in the amount of $xxx/xx/2020. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is delinquent for 1 month. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected is in the amount of xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is in bankruptcy. According to the payment history as of xx/xx/2020, the borrower is delinquent for 1 month. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is $xxxPITI is $xxxB reflected is in the amount of xx. The borrower is making payments as per the modification agreement. The loan modification agreement was made betweenxx (servicer) on xx/xx/2019. The collection comment dated xx/xx/2018 states the reason for default is the curtailment of income. The review of collection comments, the foreclosure was initiated. The file referred to the attorney is unable to be determined. The lis pendens have been filed on xx/xx/2014 with case#xx in the favor of xxwhich was recorded on xx/xx/2014. (Doc locator:xx.pdf xxHowever, the further proceedings were put on hold due to the borrowerxx had filed for bankruptcy under chapter-13 with case#xx on xx/xx/2016. The xxx Report dated xx/xx/2020 states the subject property is occupied by the owner and the property is in average condition with no repairs noted. (Doc Locator: xx.pdf ) The collection comment dated xx/xx/2020 states thexx declared on xx/xx/2020 for Coronavirus Disease 2019 Pandemic starting on xx/xx/2020. No further proceedings found.
Foreclosure Comments:The review of collection comments, the foreclosure was initiated. The file referred to the attorney is unable to be determined. The lis xx have been filed on xx/xx/2014 with case#xx in the favor oxx which was recorded on  xx/xx/2014. (Doc locatorxx) and the sale was scheduled for xx/xx/2014. As per the seller's tape data, the file was referred to the attorney on xx/xx/2016. However, the further proceedings were put on hold due to the borrower Norman xxhad filed for bankruptcy under chapter-13 with case#xx on xx/xx/2016.
Bankruptcy Comments:According to thexxthe borrowerxx had filed for bankruptcy under chapter-13 with case#xx on xx/xx/2016. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; Therefore, there is the unsecured portion of xx. The chapter -13 plan was confirmed on xx/xx/2016. The debtor was supposed to pay the trustee the amount of $xxx60 months under the chapter 13 plan. The Proof of Claim filed on xx/xx/2016 under claim#xx. The total amount of claim is xx and the amount of arrearage is xx. The motion for relief from stay has been filed on xx/xx/2018. The motion to approve loan modification has been filed on xx/xx/2019 and the order on motion to approve loan modification has been filed on xx/xx/2019. The last filing date is xx/xx/2020.	The loan modification agreement was made between Mxx (borrower) and Cxx (servicer) on xx/xx/2019 with the new modified unpaid principal balance is xx. The interest bearing amount was xx with interest rate 8.000% and the modified P&I was $xxxrst modified payment due date was xx/xx/2019 and the maturity date will be xx/xx/2052. The amount of xx is considered as deferred principal and the amount of $xxxonsidered as deferred amounts other than principal. The amount of $xxxhe unpaid principal balance is hereby permanently forgiven. The loan was modified twice since origination.	Credit Application Missing Required State Disclosures xx Insurance Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application form is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is "Moderate", due to   TILA Finance Charge Test: FAIL Loan Data : xx  Comparison Data : xx    Variance : -xx  TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data : xx  Comparison Data : xx    Variance : -xx  TILA APR Test: FAIL Loan Data : xx%  Comparison Data : xx% Variance : -0.351%"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.(xx) , transferred from 12 CFR xx(d)(1) ) The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxloan failed the TILA foreclosure rescission finance charge test. (xx) , transferred from 12 xx) ) The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxs loan failed the TILA APR test. ( 1xx(a)(2), (4) , transferred from 1xx(a)(2), (4) ) The annual percentage rate (APR) is xx%. The disclosed APR of xx0% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is originated as conventional on xx/xx/2007. LTV exceeds more than 80% the lender requires a xx insurance certificate. However, the MI certificate is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Louisiana State. The following required state disclosures are missing from the loan file. 1. Authorization Fees, Charges and Expenses for Federally Related xx Loans 2. Anti-Tying Disclosure 3. Financial Institution Choice of Insurance Disclosure"
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing transfer disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2020 shows that the xx was originated on xx.63. The subject xx was recorded on xx/xx/2006 with the instrument # xx  The chain of the assignment has been completed. The current assignment is with xx
 The first and second installments of xx taxes for the year of 2019-2020 have been paid in the amount of $xxxh respectively.
There is a civil judgment and xx lien against the borrower but the status of both cases is terminated. The current ownership is vested in the name of xxx (borrower).

The review of the payment history shows that, the borrower is currently delinquent from more than 6 months and the next due date is for xx/xx/2019. The last payment was received on xx/xx/2020, in the amount of $xxx, which was applied for xx/xx/2019. The UPB stated in the payment history is xx. The Current P&I is $xxx and PITI is $xxx, with the interest rate of 2.5%.

Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The comment history dated xx/xx/2020 states that thexx declared on xx/xx/2020 for Corona virus Disease 2019 pandemic starting on xx/xx/2020. According to comment history dated xx/xx/2020, the borrower's reason for default is curtailment of income. The borrower had not made any payment from xx/xx/2019.
The property has been occupied by the owner himself. The comment history dated xx/xx/2020 states that the property was affected by natural disaster. According to comment history dated xx/xx/2020, the loss draft check #xx of amount $xxx91 has received on xx/xx/2020 for xx
The current status of repairs has not been found. , the borrower is currently delinquent from more than 6 months and the next due date is for xx/xx/2019. The last payment was received on xx/xx/2020, in the amount of $xxx, which was applied for xx/xx/2019. The UPB stated in the payment history is xx. The Current P&I is $xxx and PITI is $xxx, with the interest rate of 2.5%.

Foreclosure Comments:The foreclosure process was initiated and the file was referred to an attorney on xx/xx/2020. The foreclosure process was kept on hold because of active bankruptcy.

Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2020.
 The POC was filed on xx/xx/2020, the amount of claim is xx and amount of arrearage is $xxxe schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is  xx.
There is no any evidence of cram down.

The modification agreement was done on xx/xx/2019, between the (borrower) xx and the (lender) xx. The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of 2.5% with the modified P&I of $xxx. There are four steps namely as
1. With the rate of interest of 2.5% and P&I of $xxx.
2. With the rate of interest of 3.5% and P&I of $xxx
3. With the rate of interest of 4.5% and P&I of $xxx
4. With the rate of interest of 4.63% and P&I of $xxx
The first payment date was due on xx/xx/2019 and the new maturity date is xx/xx/2059.
There is no deferred balance has been stated.
The latest modification plan was offered to borrower with effective date of xx/xx/2020 (Located-xx.pdf).

Credit Application Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test and the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "The annual percentage rate (APR) is xx%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.xx withxx. which was recorded on xx/xx/2007 with Instr# xx

The chain of assignment is incomplete as the subject xx is currently assigned to “xx” instead of “xx”.

Active judgment details are as follows:

There is an active Civil Judgment open against the borrower in the favor ofxxin the amount of $xxxt was recorded on xx/xx/2008.

Annual 1st half xx taxes for the year 2020 are paid in the amount of $xxxual 2nd half xx taxes for the year 2020 are due in the amount of $xxxual 1st half Utilities taxes for the year 2020 are paid in the amount of $xxxAnnual 2nd half Utilities taxes for the year 2020 are due in the amount of $xxxo prior year delinquent taxes have been found in the updated title report.
As per the review of payment history dated as of xx/xx/2020, the borrower is delinquent with the loan for 10 months. The next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx the interest rate 3.750 % which was applied for due date xx/xx/2019. The UPB as of the data mentioned in the updated payment history is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveals that the loan is in active bankruptcy.
As per the review of payment history dated as of xx/xx/2020, the borrower is delinquent with the loan for 10 months. The next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx the interest rate 3.750 % which was applied for due date xx/xx/2019. The UPB as of the data mentioned in the updated payment history is in the amount of xx.
According to the collection comments the foreclosure was started by referring to attorney on xx/xx/2019. As per comment dated xx/xx/2019, the complaint was filed on xx/xx/2019. The bidding instruction was completed on xx/xx/2019. The foreclosure sale was scheduled for xx/xx/2020. However; the foreclosure was placed on hold due to borrower had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2020. No further details have been found.
The current bankruptcy status is plan confirmed.
As per the collection comment dated xx/xx/2018, Pre-Foreclosure xx Declared on xx/xx/2018 for “xxe” starting xx/xx/2018. However; no damages have been found to the subject property.
As per the comment dated xx/xx/2019, the reason for default is illness of the borrower. The subject property is owner-occupied and the borrower wants to keep it.

Foreclosure Comments:According to the collection comments the foreclosure was started by referring to attorney on xx/xx/2019. As per comment dated xx/xx/2019, the complaint was filed on xx/xx/2019. The bidding instruction was completed on xx/xx/2019. The foreclosure sale was scheduled for xx/xx/2020. However; the foreclosure was placed on hold due to borrower had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2020. No further details have been found.
Bankruptcy Comments:As perxx records the debtors xx had filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2020. The Schedule-D in xxx shows $xxxn unsecured portion out of claim amount xx. The POC was filed on xx/xx/2020 with the secured claim amount of xx and the arrearage amount of $xxxr chapter-13 plan debtor was committed to pay to the trustee monthly installments of the amount $xxx60 months. The plan was confirmed on xx/xx/2020. xxx has not been filed yet.	The loan was modified between the borrower “xx” and lender “xx” on effective date of xx/xx/2017 with the new modified principal balance of xx from which the amount of xx was deferred. Hence, the Interest bearing balance is xx. According the modification agreement the borrower promises to pay P&I $xxx the interest rate of 3.750 % with fixed amortized type and it was beginning from first payment date on xx/xx/2017 and ends with the maturity date of xx/xx/2057. As per agreement the deferred amount will be resulted in balloon payment which will be due at maturity. The loan has been modified twice since origination.	Credit Application Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at VA state. The following require state disclosures are missing from the loan file. Choice of Settlement Agent Disclosure Copy of Appraisal or Statement of Appraised Value WV Collateral Protection Insurance Notice 1 Co-Signer Notice Financial Institution Insurance Disclosure Non-Deposit Investment Product Disclosure Financial Institution Insurance Disclosure Non-Deposit Investment Product Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the subject xx originated on xx.86, recorded on xx/xx/2007 has been active on the title.
Chain of assignment is complete.
There is a state tax lien active against borrower,xxin the amount of $xxxthe favor of State of Ohioxx, recorded on xx/xx/2017.

RE  tax Status:
The 2019 Real Estate taxes payable in 2020 1st installment is paid. The 2nd installment is Partially paid as
reported and the due amount is $xxxere are no prior year real estate delinquencies.	Review of updated payment history as of xx/xx/2020 shows that the loan is currently delinquent for 2 months. The last payment was made in the amount of $xxx for the due date of xx/xx/2020. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is in active bankruptcy.
Review of updated payment history as of xx/xx/2020, the loan is currently delinquent for 2 months.
The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2016 with the Case# xx and plan was confirmed on xx/xx/2016.
The borrower has filed a Motion for Moratorium in bankruptcy to reduce the plan payments due to Covid 19 pandemic. The Motion for Moratorium was filed by the borrower on xx/xx/2020 (xx) which says that the borrower has suffered loss of income due to loss of employment. The order granting the Motion for Moratorium was entered on xx/xx/2020 stating that plan payments are reduced for 3 months beginning from xx/xx/2020 to xx/xx/2020.
Foreclosure Comments:According to review of loan file, the foreclosure action was initiated by filing complaint on xx/xx/2013 under case#xx. As per notice of sale, the foreclosure sale was scheduled on xx/xx/2015. However, no further information was found. The borrower has filed the bankruptcy on xx/xx/2016. The loan is in bankruptcy.
Bankruptcy Comments:The debtor xx) had filed Bankruptcy under chapter-13 on xx/xx/2016 with the Case# xx and plan was confirmed on xx/xx/2016. The POC was filed on xx/xx/2016 with the secured claim of xx with an arrearage of xx. As per the modified plan dated xx/xx/2016, the borrower will pay $xxx monthly xx payments through trustee (Conduit).	Not Applicable	Credit Application Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate due to failure of prepayment term test and state regulation restricted Fees test.
Prepayment Term Test: FAIL Loan Data:36Months Comaprison Data: 60Months Variance:-24Months"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "State Regulations Restricted Fees Test:
Discount Fee Test: FAIL Loan Data:$xxx00 Comparison Data:$xxx82 Variance:+$xxx18"
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020 the subject xx was originated on xx.xxfxx for the amount of $xxxit was recorded on xx/xx/2007 with Instr | Book/Page# xx
The chain of assignment has not been completed. Currently assignment is withxx. It should be with “xx”.

The subject xx is at first lien position as there are no active liens or judgment against the borrower or subject property.
The first and second installment xx taxes for the year of 2019 have been paid in the total amount of $xxxelinquent taxes have been found for the prior year.
As per the review of payment history as of xx/xx/2020, the borrower is currently delinquent for 5 months and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date of xx/xx/2019. The current P&I is $xxxan interest rate of 5.250%. The UPB is reflected in the payment history is in the amount of xx.	Collections Comments:The loan is currently in Bankruptcy. The borrower is currently delinquent for 5 months and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date of xx/xx/2019. The current P&I is $xxxan interest rate of 5.250%. The UPB is reflected in the payment history is in the amount of xx.
As per the collection comment dated xx/xx/2020, the foreclosure file was referred to an attorney on xx/xx/2020. No further details have been found regarding the current FC proceedings.
According to the xx report the borrowerxx had filed bankruptcy under chapter 13 with case# xx on xx/xx/2018. The schedulexxdoes not show any unsecured amount. The date of last filing is xx/xx/2020.
The latest collection comment does not reflect the reason for default. The subject property is owner occupied and intent to retain the property. No damage and repairs have been found.
The loan was modified on xx/xx/2018. As per modification agreement the new principal balance is in the amount of xx.
As per comment dated xx/xx/2020 the borrower has been impacted by COIVD-19. According to the COVID-19 forbearance plan approved for 3 months starting from xx/xx/2020.Also the comment states that the borrower currently unemployed due the Covid19. No further information has been found regarding the Covid19 FB plan amount.

Foreclosure Comments:As per the collection comment dated xx/xx/2020, the foreclosure file was referred to an attorney on xx/xx/2020. No further details have been found regarding the current FC proceedings.
Bankruptcy Comments:According to thexx report the borrowerxx had filed bankruptcy under chapter 13 with case# xx on xx/xx/2018.
The POC was filed by the creditor xxx xx Trust, xxx, as Trustee for xx Participation Trust on xx/xx/2018 with claim#xx for the secured claim amount of xx and the amount of arrearage is $xxxder confirming chapter 13 plan was filed on xx/xx/2018 the debtor sxxpay to the trustee in the amount of $xxxhedule D of xxx does not show any unsecured amount. The date of last filing is xx/xx/2020. Currently the loan is in an active bankruptcy.

The loan was modified on xx/xx/2018. As per modification agreement the new principal balance is in the amount of xx. The borrower had promised to pay P&I payment in the amount of $xxx the rate of 5.250% started from xx/xx/2018. The Maturity of this agreement is xx/xx/2037. The deferred balance is in the amount of xx.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	4: Unacceptable	* Property is Manufactured Housing (xx) "Home not Affixed. The appraisal report is missing from the loan files. According to the tape data, the subject property type is manufactured housing. According to the updated title report dated xx/xx/2020, the tax certificate shows the separate tax assessment for land and improvements. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded xx. The xxx Report dated xx/xx/2020 does not show manufacture home. Hence, unable to determine whether the home is attached to the permanent foundation."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Itemization of fees and estimated HUD-1 are also missing from the loan file."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Virginia. The following state disclosures are missing from the loan file.
• VA Application Disclosure
• Choice of Settlement Agent Disclosure
• Disclosure of Charges For Appraisal or Valuation
• Copy of Appraisal or Statement of Appraised Value
• Affiliated Business Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report dated xx/xx/2020 shows that, subject xx with (borrowers)xx and the (Lender) xxas nominee foxx was originated on xx.00 which was recorded on xx/xx/2005 with instrument# xx

Chain of assignment has not been completed, last assigne xxs is missing and the last assignment was done from xxxl, xx. to U.S. xx, xx, xxwhich was recorded on xx/xx/2017.
There is one senior xx against the subject property with lenderxx in the amount $xxx.00, recorded on xx/xx/1999.
There are three civil judgments against the borrower in the favor of xx. in the amount $xxxxxnd $xxxcorded on xx/xx/2011, xx/xx/2011 and xx/xx/2017 respectively.
There is one civil judgment against the borrower in favor of xx in the amount $xxxcorded on xx/xx/2013.
Annual xx taxes for the year 2019 have been paid in the amount $xxxnual tax amount is $xxxdelinquent taxes have been found.
Current ownership of the subject property is vesting in the namexx (borrowers).
According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 3 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per servicing comments, the loan is currently in bankruptcy. According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 3 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
Information regarding reason for default is not available in latest servicing comments.
Borrower is making payment as per modification agreement dated xx/xx/2013.
Information regarding foreclosure is not available in latest servicing comments.
Information regarding occupancy is not available in latest servicing comments and comments regarding damage to the subject property are not found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to thexx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2016. The plan was confirmed on xx/xx/2020. Debtor sxxpay $xxx00 per month for 18 months, starting from Dec. 2019. The POC was filed on xx/xx/2016, the POC claim amount is xx and the arrearage amount is $xxx32. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx. There is no comment indicating a cram down.	The loan modification agreement was done betweenxxsBanks (servicer) on xx/xx/2013. Reason for modification is financial hardship. As per modification, unpaid principal balance is xx. Borrower promises to pay UPB with interest rate 2.00% and P&I $xxx beginning on xx/xx/2013. New maturity date is xx/xx/2053.

As per the modified terms, new principal balance is xx. There are 3 steps of modification. Borrower promises to pay and the 1st step is $xxx monthly with a modified interest rate 2.0000% beginning from xx/xx/2013, 2nd step is $xxx monthly with a modified interest rate 3.0000% beginning from xx/xx/2016 and 3rd step is $xxx monthly with a modified interest rate 4.0000% beginning from xx/xx/2018.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final Loan Application is missing from loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Uniform Appraisal report is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia State. The following required state disclosures are missing from the loan file.

1. VA Application Disclosure
2. Choice of Settlement Agent Disclosure
3. Disclosure of Charges for Appraisal or Valuation
4. Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2020 the subject xx was originated on xx.xx. The chain of assignment has not been completed, currently the assignment is withxx There are 4 state tax liens against the borrower ,all are in the favor of State of Ohioxx The first was recorded on xx/xx/2015 for the amount of $xxxsecond was recorded on xx/xx/2015 for the amount of $xxxthird was recorded on xx/xx/2016 for the amount of $xxxfourth was recorded on xx/xx/2017 for the amount of $xxxal taxes for the year 2019 are paid in the amount of $xxxrior delinquency has been found.	According to the payment history as of dated xx/xx/2020 the borrower has been delinquent for 31 months and the next due date is xx/xx/2017. The last payment was received on xx/xx/2020 for the amount of $xxx). The monthly P&I is in the amount of $xxx an interest rate of 4.620%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The current status of the loan is in active bankruptcy.
According to the payment history as of dated xx/xx/2020 the borrower has been delinquent for 31 months and the next due date is xx/xx/2017. The last payment was received on xx/xx/2020 for the amount of $xxx). The monthly P&I is in the amount of $xxx an interest rate of 4.620%. The current UPB is reflected in payment history for the amount of xx.
The loan has been modified since the origination.
The process of foreclosure has been initiated with case#xx , the file was referred to an attorney. The complaint has been filed on xx/xx/2017. However, the  borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2017 and the current bankruptcy status is plan confirmed on xx/xx/2018.
The reason for default is unable to be determined.
 The subject property is owner-occupied and is in average condition. As per the latest xxx Report dated xx/xx/2020 and located at "xx" shows the roof has been replaced for the amount of $xxxr, no any evidence found in servicing comments stating the damage and repairs.
As per the collection comment dated xx/xx/2020, thexx was declared on xx/xx/2020 for Coronavirus Disease 2019 pandemic which started on xx/xx/2020. However, unable to determine whether the borrower’s income has been affected by Covid-19 from available collection comments.

Foreclosure Comments:The process of foreclosure has been initiated with case#xx the file was referred to an attorney. The complaint has been filed on xx/xx/2017. However, the  borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2017.
Bankruptcy Comments:The borrowerxx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2017 and the current bankruptcy status is plan confirmed on xx/xx/2018.
The chapter 13 plan was filed on xx/xx/2017 as per plan the debtor supposes to pay the trustee the amount of $xxxmonth for 24 months. The POC was filed on xx/xx/2017 the amount of POC is xx and the arrearage amount is xx.	The loan modification agreement was made between the lender xx on xx/xx/2010 with new principal balance of $xxxrrower promises to pay the new modified P&I of $xxx the new fixed interest rate of 4.620 % beginning from xx/xx/2010 to the new maturity date of xx/xx/2035. 2 step modification starting xx/xx/2010 for 60 months with interest rate of 2.120% for P&I of $xxxxx/2015 for 298 months with interest rate of 4.620% for P&I of $xxxification does not contain balloon payment.	Affiliated Business Disclosure Credit Application Origination Appraisal	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The subject property type is manufactured home . Appraisal report is missing from loan files. According to tape data subject is manufactured home . Neither VIN# listed on the xx or xx legal description, nor ALTA 7 endorsement for Manufactured home was found with the final title policy. No affidavit of affixation was found in the loan file. There is no separate assessment on tax report. Hence, unable to be determined the home has been affixed or not."	* Not all borrowers signed HUD (Lvl 3) "The Final HUD is not signed by the borrowers."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "xx: FAIL
This loan failed the Ohio seller-paid points and fees exception test.
This loan is subject to legislation that takes into discount points that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid discount points into account. This exception does not appear when a dollar amount, including $xxxicitly provided for "Seller-Paid Points and Fees."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Discount Fee Test: FAIL Loan Data $xxxarison Data $xxxance +$xxx loan failed the discount fee test.

OH Seller-Paid Points and Fees Exception Test: FAIL
This loan failed the Ohio seller-paid points and fees exception test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Discount Fee Test: FAIL Loan Data $xxxarison Data $xxxance +$xxx loan failed the discount fee test.
The sum of all discount points is greater than 2% of the original principal amount. Discount points means any charges, whether or not actually denominated as "discount points," that are paid by the seller or the buyer of residential real property to a residential xx lender or that are deducted and retained by a residential xx lender from the proceeds of the residential xx. "Discount points" does not include the costs associated with settlement services as defined in RESPA."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "Appraisal report before loan origination is missing from the loan file. However, the illegible copy of appraisal is available located at "xx" which after the loan origination dated xx/xx/2007 ,which shows the home is manufactured home."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$7,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx which was recorded on xx/xx/2007.
The chain of assignment has not been completed. Currently, the assignment is from xx which was recorded on xx/xx/2019. The assignment is missing to Lonestar.
No active judgments or liens found against the subject property or borrower.
First and second installments of xx taxes for the year of 2018 have been paid in the amount of $xxx/xx/2019 and $xxx/xx/2020.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 16 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxxinterest rate is 2.000%.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxxinterest rate is 2.000%. The loan was modified. The foreclosure was not initiated. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2016. The POC was filed by creditor xx on xx/xx/2016 for the secured claim amount is xx and arrearage amount is xx. However, the POC deadline dated xx/xx/2016. The chapter 13 plan was filed on xx/xx/2016. The modified second amended chapter 13 plan was filed on xx/xx/2016 and the plan was confirmed on xx/xx/2016. The debtor was promise to pay for trustee in the amount of $xxx60 months. The schedule xx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxtion for relief from stay was filed on xx/xx/2019 and the order on motion for relief from stay was filed on xx/xx/2019. The notice of xx payment change was filed on xx/xx/2020. The dated of last filing is xx/xx/2020. As per the collection comment dated xx/xx/2020, thexx was declared on xx/xx/2020 for Coronavirus Disease 2019 pandemic which started on xx/xx/2020. However, unable to determine whether the borrower’s income has been affected by Covid-19 from available collection comments. The subject property is owner occupied. The reason for default is unable to be determined. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2016. The POC was filed by creditor xx on xx/xx/2016 for the secured claim amount is xx and arrearage amount is xx. However, the POC deadline dated xx/xx/2016. The chapter 13 plan was filed on xx/xx/2016. The modified second amended chapter 13 plan was filed on xx/xx/2016 and the plan was confirmed on xx/xx/2016. The debtor was promise to pay for trustee in the amount of $xxx60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxtion for relief from stay was filed on xx/xx/2019 and the order on motion for relief from stay was filed on xx/xx/2019. The notice of xx payment change was filed on xx/xx/2020. The dated of last filing is xx/xx/2020.	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2016 between the borrower "xx”. As per the modified terms, the new principal balance is xx with the deferred principal balance is xx and the interest bearing principal balance is xx. There are 3 steps of modification. The borrower has promised to pay, first in the amount of $xxx the interest rate of 2.000% beginning on xx/xx/2016, second in the amount of $xxx the interest rate of 3.000% beginning on xx/xx/2021 and the last in the amount of $xxx the interest rate of 3.625% beginning on xx/xx/2022 till maturity date of xx/xx/2056.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxFinance Charge Test: FAIL The loan data is xx, the comparison data is xx and the variance is -$xxxissing Required State Disclosures (Lvl 2)     "The subject property is located in Iowa State. The following required state disclosures are missing from the loan file.
1. Credit Agreement Disclosure
2. Cosigner Notice
3. Notice to Consumer
4. Compliance with Truth in Lending Act
5. Choice of Insurer Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx, in favor of xx as nominee for MortgageIt xx. recorded in Instrument#xx
The chain of assignment has not been completed. The current assignment is withxxAssignment from xxas nominee for MortgageIt xx to xx of xxx xxx, Successor by Merger to xxThere is an active water/ sewer lien against the property in favor ofxx recorded on xx/xx/2015 in the amount of $xxxre is an active state tax lien in favor State Of Maryland recorded on xx/xx/2017 in the amount of xx.
There are 6 judgments against the borrower in total amount of xx recorded on different dates.
Annual xx taxes for the year 2020 are due in the total amount of $xxx	As per the review of payment history as of xx/xx/2020, the borrower is delinquent with a loan for 9 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for due date xx/xx/2019. The current P&I is in the amount of $xxxcurrent PITI is in the amount of $xxx an interest rate of 5.125%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per the review of payment history as of xx/xx/2020, the borrower is delinquent with a loan for 9 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for due date xx/xx/2019. The current UPB reflected as per the payment history is in the amount of xx.
The loan was modified on xx/xx/2010 between the borrower xx As per the modified terms, the new principal balance is xx of which interest-bearing amount is xx and deferred balance is xx. There are 5 steps of modification. The borrower promises to pay as per modified plan and the 1st step is $xxxhly with a modified interest rate 2.000% beginning from xx/xx/2010, 2nd step is $xxxhly with a modified interest rate 3.000% beginning from xx/xx/2015, 3rd step is $xxxhly with a modified interest rate 4.000% beginning from xx/xx/2016, 4th step is $xxxhly with a modified interest rate 5% beginning from xx/xx/2017, 5th step is $xxxhly with a modified interest rate 5.125% beginning from xx/xx/2018 with a maturity date xx/xx/2051.
The reason for default is unemployment and decreased income. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:According to thexx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2015. The POC was filed on xx/xx/2016 with secured claim in the amount of xx and the arrearage amount of xx. The plan was confirmed on xx/xx/2016. The debtor sxxpay the trustee $xxx60 months under Chapter 13. The xx was filed on xx/xx/2017 and order onxx was granted on xx/xx/2017. There is no comment indicating a cram-down. The date of last filing is xx/xx/2019.	The loan was modified on xx/xx/2010 between the borrowexx. As per the modified terms, the new principal balance is xx of which interest-bearing amount is xx and deferred balance is xx. There are 5 steps of modification. The borrower promises to pay as per modified plan and the 1st step is $xxxhly with a modified interest rate 2.000% beginning from xx/xx/2010, 2nd step is $xxxhly with a modified interest rate 3.000% beginning from xx/xx/2015, 3rd step is $xxxhly with a modified interest rate 4.000% beginning from xx/xx/2016, 4th step is $xxxhly with a modified interest rate 5% beginning from xx/xx/2017, 5th step is $xxxhly with a modified interest rate 5.125% beginning from xx/xx/2018 with a maturity date xx/xx/2051.	Affiliated Business Disclosure	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xxhe chain of the assignment has not been completed. Currently, the xx is withxxwhich was recorded on xx/xx/2016. However, the assignment is missing to xxx Funds.
No active judgment or liens have been found.
The annual taxes of 2020 have been paid in the total amount of $xxxelinquent taxes have been found for the prior year.
The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxthe due date of xx/xx/2020. The UPB reflected is in the amount of xx till the due date of xx/xx/2020.	Collections Comments:The review of the collection comment shows that the loan is in bankruptcy and the next due date for the payment is xx/xx/2020. The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxthe due date of xx/xx/2020. The UPB reflected is in the amount of xx till the due date of xx/xx/2020. The debtor xx had filed the bankruptcy under chapter-13 on xx/xx/2017 with the Case#xx and the plan was confirmed on xx/xx/2019. The debtor sxxpay $xxxhly for 36 months. The POC was filed on xx/xx/2017 with the secured claim of xx and arrearage amount is reflected as$xxxte of the last filing the bankruptcy was xx/xx/2020. The loan modification agreement was made between the borrowerxx on xx/xx/2017. The loan has been modified twice since origination. No damage and repairs have been found. No information pertaining to foreclosure has been found.

Update:-

No issues were found in the available collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xxhad filed the bankruptcy under chapter-13 on xx/xx/2017 with the Case#xx and the plan was confirmed on xx/xx/2019. The debtor sxxpay $xxxhly for 36 months. The POC was filed on xx/xx/2017 with the secured claim of xx and arrearage amount is reflected as$xxxte of the last filing the bankruptcy was xx/xx/2020.	The loan modification agreement was made between the borrowerxx on xx/xx/2017. The new modified rate is 6.250% and borrower promised to pay P&I in the amount of $xxxh was begun on xx/xx/2017. The new principal balance is xx. The defer amount is $xxx the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx/xx/2035. There is no provision for the balloon payment and it does not have modification steps. The loan has been modified twice since origination.	Affiliated Business Disclosure Initial Escrow Acct Disclosure	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The Initial escrow acct disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx.xxa Delaware xx) with the instrument#xx
The chain of xx assignment has not been completed. Currently, the xx assignment is with xx which was recorded on xx/xx/2019. However, it should be with xxx Funds.
There is junior xx in the mount of xx in the favor of xxas nominee for Thexx. (a Delaware xx) which was recorded on xx/xx/2006  with instrument # xx
No active liens and judgments have been found.
The annual installment of combined jurisdiction tax of 2019 has been paid in the amount of $xxx/xx/2019.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower has been delinquent with the loan for 16 months. The last payment was received on xx/xx/2020 which was applied for xx/xx/2019 and the next due date for the payment is xx/xx/2019. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in bankruptcy and the borrower has been delinquent with the loan for 16 months. The last payment was received on xx/xx/2020 which was applied for xx/xx/2019 and the next due date for the payment is xx/xx/2019. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected is in the amount of xx.
As per the comment dated xx/xx/2018, the reason for default is excessive obligation.
The Step modification agreement was signed between the borrowerxx on xx/xx/2010.
As per the comment dated xx/xx/2020, the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated on subject property. Foreclosure file was referred to an attorney on xx/xx/2019. First legal action filed on xx/xx/2019. According to comment dated xx/xx/2020, the sale has been scheduled for xx/xx/2020. However, foreclosure was place on hold due to the borrower had filed bankruptcy on xx/xx/2020. No further details have been found.
Bankruptcy Comments:The borrowerxxhad filed bankruptcy under chapter-13 with the case# xx on xx/xx/2020. The POC was filed by xxx xx Trust, xxx, as trustee forxx Participation Trust on xx/xx/2020 with the secured claim amount of xx and the arrearage is xx. As per the chapter 13 plan, the debtor sxxpay to the trustee the sum of $xxx1 month then $xxx2 months then $xxx4th month and $xxxmonth from 5 to 60 months. The date of the last filing is xx/xx/2020.	This Step modification agreement was signed between the borrowerxxon xx/xx/2010.
The Unpaid Principal Balance is xx with interest rate 2.00% which steps up in 4 steps ending at 4.625%. The borrower promises to pay the monthly P&I of $xxxnning from xx/xx/2011. The maturity is xx/xx/2050. The interest bearing amount is xx and deferred balance in the amount of xx. There is no provision for the balloon payment.	Affiliated Business Disclosure Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL Loan Data 0.000% Comparison Data 8.158% Variance -8.158%.
This loan failed the TILA APR test.
The annual percentage rate (APR) is xx%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas. The following disclosures are missing from the loan file.
TX Loan Agreement Notice
Commitment Requirement/Anti-Tying
TILA Disclosures in Spanish
Choice of Insurance Notice
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement
Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.22 with lender xx., recorded on xx/xx/2007. The chain of assignment has been completed.
There is civil judgment open against the borrower, xxbein in the amount of $xxxich was recorded on xx/xx/2013 in favor ofxx
xx
The 2020 property taxes are exempted. No prior year delinquent taxes have been found.
The payment history as of xx/xx/2020 shows that the borrower is delinquent for 1 Month as the next payment due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx09 which was applied for the due date on xx/xx/2020. The current UPB is in the amount of xx	Collections Comments:The loan is in bankruptcy and the borrower is delinquent for 1 Month as next payment due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx09 which was applied for the due date on xx/xx/2020. The current UPB is in the amount of xx. The borrower had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2016 and the plan was confirmed on xx/xx/2016. The foreclosure action was initiated by filing the complaint on xx/xx/2016 under case#F-00673516. Currently, the foreclosure action is on Bk hold. No further information was found.
Foreclosure Comments:The foreclosure action was initiated by filing the complaint on xx/xx/2016 under case#xx.  Collection comments state that title claim has been filed for prior xx liens and title results are pending.  According to comment dated xx/xx/2020, the foreclosure is currently on bankruptcy hold. No further information was found and updated title report dated xx/xx/2020 does not reflect any prior xx on the title.
Bankruptcy Comments:The borrower had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2016 and the plan was confirmed on xx/xx/2016. POC was filed on xx/xx/2016, in the secured claim amount xx and an arrearage in the amount of xx. As per chapter 13 plan dated xx/xx/2016, the debtor will cure arrears in the amount of xx and pay monthly xx payments $xxxr 60 months.	The loan modification agreement was made on xx/xx/2011 with a new principal balance of xx to be paid with fixed rate of 7.130%. The borrower promised to pay monthly P&I payment in the amount of $xxx09 beginning from xx/xx/2011 till the maturity date of xx/xx/2027.	Credit Application Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing from the loan file."
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The Notice of servicing transfer is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to title report dated xx/xx/2020, the subject xx originated on xx. for the amount of xx, recorded on xx/xx/2003 has been active on the title.
Chain of assignment is complete.
There is a state tax lien active against the borrower in the amount of $xxxed byxx department of Revenue on xx/xx/2015.	Review of the payment history dated as of xx/xx/2020 reveals that borrower has been the delinquent for 8 months. The last payment was received in the amount of $xxx00 on xx/xx/2020 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 8.080%.	Collections Comments:Loan currently is in bankruptcy. Provided payment history as of xx/xx/2020, reveals that the loan has been delinquent for 8 months and the UPB as of the data is in the amount of xx.
 The last payment was received in the amount of $xxx00 on xx/xx/2020 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019.
The debtorxx had filed Bankruptcy under chapter-13 on xx/xx/2016 with the Case# xx and the plan was confirmed on xx/xx/2016.
As per comment dated xx/xx/2020, the trial loan modification has been approved with 1st payment due on xx/xx/2020 in the amount of $xxxForeclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed Bankruptcy under chapter-13 on xx/xx/2016 with the Case# xx and the plan was confirmed on xx/xx/2016.
The Schedule-xxshows that the unsecured amount is $xxxout of secured claim in the amount of xx and with an collateral of xx This plan was confirmed on xx/xx/2016.
Debtors sxxpay $xxx.00 per month from future earnings to the standing Chapter 13 trustee. Debtors sxxpay $xxx.00 per month beginning October 2016 continuing until end of the plan
The POC was filed on xx/xx/2018 with the secured claim of xx with an arrearage of $xxx00.	Not Applicable	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is "Moderate" due to Prohibited Fees First Lien Test: FAIL Loan Data: $xxx55 Comparison Data: $xxxariance: +$xxx55
Loan Discount Fee : $xxx ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase State Regulation Test Failed due to Prohibited Fees First Lien Test
This loan failed the first lien prohibited fees test.

The loan has fees that are prohibited for this license type.
No lender sxxcharge, require, or receive any points or other fees of any nature whatsoever, except insurance and a 1%
origination fee, whether from the buyer or the seller or any other person, except that the lender may charge bona fide expenses paid by the lender to any other person or entity for services actually performed in connection with a loan. In addition, if the loan is for the construction or improvement of residential real estate, the lender may charge a fee not to exceed 1% of the loan amount for inspection and disbursement of the proceeds of the loan to third parties.
This means that fees are prohibited unless specifically allowed (as described above). Some fees may be considered prohibited compensation to the lender unless the "Compensation To" xx indicate otherwise."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to confirm."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The Updated title report dated xx/xx/2020 shows that the xx was originated onxx (borrower) and (lender)xx in the amount of xx. The subject xx was recorded on xx/xx/2006 with the instrument #xx  The chain of the assignment has been completed. The current assignment is with xx for xxx xxx.
 The current ownership is vested in the name ofxx(borrower).
The review of the payment history as of xx/xx/2020 shows that, the borrower is currently delinquent from more than 4 months and the next due date is for xx/xx/2020. The last payment was received on xx/xx/2020, in the amount of $xxxch was applied for xx/xx/2020. The UPB stated in the payment history is xx. The Current P&I is $xxxPITI is $xxxh the interest rate of 3%.

Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The reason for default is curtailment of income. The property has been occupied by the owner himself. No damage or repair to the property has been found. The borrower is currently delinquent from more than 4 months and the next due date is for xx/xx/2020. The last payment was received on xx/xx/2020, in the amount of $xxxch was applied for xx/xx/2020. The UPB stated in the payment history is xx. The Current P&I is $xxxPITI is $xxxh the interest rate of 3%. The borrower Leatrice L. Varner had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2018. The plan was confirmed on xx/xx/2018.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrowerxxhad filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2018. The plan was confirmed on xx/xx/2018. The POC was filed on xx/xx/2018, the amount of claim is xx and amount of arrearage is xx. The schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx. There is no any evidence of cram down. The date of last filing is xx/xx/2020.	The modification agreement was done on xx/xx/2018, between the (borrower) xx The reason for modification is financial hardship. As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of 3% with the modified P&I of $xxxare four steps namely as 1. With the rate of interest of 3% and P&I of $xxxh the rate of interest of 4% and P&I of $xxxh the rate of interest of 4.5% and P&I of $xxxh the rate of interest of 4.56% and P&I of $xxxirst payment date was due on xx/xx/2018 and the new maturity date is xx/xx/2058. There is no deferred balance has been stated. The latest modification was done on xx/xx/2020 located at (xx).	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "The annual percentage rate (APR) is xx%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     ""The truth in lending disclosure is missing from the loan file. ""
* Missing Appraisal (Lvl 2)     "Appraisal is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Alabama State. The Choice of Insurer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.07 with lender xx xx Co. ofxx which was recorded on xx/xx/2000.
The chain of assignment is complete as the assignment of xx is currently with the “xx
There is an active junior xx in the amount of xx in favor ofxx
There is an active credit card judgment against the borrower in the amount of $xxxch was recorded on xx/xx/2016 in favor of xx xx.
Annual xx tax for the year of 2019 has been paid on xx/xx/2019 in the amount of $xxx	Review of the latest payment history as of xx/xx/2020 shows that the borrower is delinquent for 30 months. The last payment (short/partial)was received in the amount of $xxx on xx/xx/2020 which was applied for the month of xx/xx/2017. The next due date is xx/xx/2017. The current interest rate is 5.000% and as per the payment history current UPB is in the amount of xx	Collections Comments:Loan is in bankruptcy.

Review of the latest payment history as of xx/xx/2020 shows that the borrower is delinquent for 30 months. The last payment (short/partial)was received in the amount of $xxx on xx/xx/2020 which was applied for the month of xx/xx/2017.

Review of the collection comments states that the foreclosure was initiated and the sale was scheduled for xx/xx/2019. However,  the borrower  filed bankruptcy un chapter 13 case#xx on xx/xx/2019. As per comment dated xx/xx/2019, the sale held on xx/xx/2019 was set aside due to bankruptcy

No evidence of litigation has been found.
No evidence of damage was found.

Update:
No issues found in the available collection comment.
Foreclosure Comments:Review of the collection comments states that the foreclosure was initiated and the sale was scheduled for xx/xx/2019. However,  the borrower  filed bankruptcy un chapter 13 case#xx on xx/xx/2019. As per comment dated xx/xx/2019, the sale held on xx/xx/2019 was set aside due to bankruptcy. Currently the foreclosure file is on hold due to active bankruptcy.  It seems sale has been rescinded.
Bankruptcy Comments:The debtor, xxhas filed bankruptcy under chapter 13 case# xx on xx/xx/2019. POC was filed on xx/xx/2019 which shows that the amount of secured claim is xx and the amount of arrearage is xx. Debtor has filed chapter 13 plan on xx/xx/2019 which states that the debtor sxxpay $xxx per Month for 60 month and The chapter 13 plan was confirmed on xx/xx/2020. Currently debtor is in active bankruptcy.	Unavailable	Credit Application Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase State Regulation Test Failed due to Late Fees Test and prepayment penalty term test.

The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Late Fees Test: FAIL Loan Data: 10.000% Comparisoon Data:4.000% Variance:+6.000%
Prepayment Term Test: FAIL Loan Data:60 Months Comparison Data: 0 Months Variance: 60 Months"
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
								* TIL not hand dated (Lvl 2) "Final TIL is not has dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value: Date: Type:BPO	Value: Date: Type:BPO	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, in favor of xxas nominee for xxxx. recorded in Instrument# | Book/Page#xx
The chain of assignment has been completed.
There is a junior xx against the property which was originated on xx.00, in favor of The City Of xx recorded in Instrument# | Book/Page# xx
No prior year delinquent taxes have been found.	As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxxwith an interest rate of 5.224%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxxwith an interest rate of 5.224%. The current UPB reflected as per the payment history is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
The reason for default is unemployment and decreased income. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No comments have been found regarding Covid-19 impact.

Update:-
The comment dated xx/xx/2022 shows that a loss draft check has been received in the amount of $xxx06. Further details regarding the type of damage and repair completion were not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to thexx, the borrowexx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2015. The POC was filed on xx/xx/2016 with secured claim in the amount of xx and the arrearage amount of $xxx. The plan was confirmed on xx/xx/2017. The debtor had $xxx22 total paid in for the first 18 months through May 2017, then $xxx per month for the next 13 months beginning June 2017, then $xxx per month for the final 29 months beginning July 2018 on the 25th day of each month for 60 months. There is no comment indicating a cram-down. The date of last filing is xx/xx/2019.	The loan was modified on xx/xx/2014 between the borrower “xx.” The new modified principal balance as per modification is in the amount of xx with an interest rate of 5.224% and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2014. The maturity date as per modification is xx/xx/2045.	Affiliated Business Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxILA Finance Charge Test: Loan data xx Comparison data xx Variance -xx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxLA Foreclosure Rescission Finance Charge Test: Loan data xx Comparison data xx Variance -xx."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2006.
The chain of assignment has not been completed. Currently, the assignment is fromxxwhich was recorded on xx/xx/2016. The assignment is missing toxx
There are 3 civil judgments against the borrower in the multiple favors for the total amount of xx which was recorded on different dates.
xx annual taxes for the year of 2020 have been due in the amount of $xxxxx/xx/2021.
xxannual taxes for the year of 2020 have been due in the amount of $xxxxx/xx/2020.
xx annual taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2020.
City annual taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2020.
No prior year delinquent taxes have been found.

According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 31 months and the next due date is xx/xx/2017. The last payment was received on xx/xx/2018 in the amount of $xxx which was applied for the due date xx/xx/2017. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 9.750%.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2017. The last payment was received on xx/xx/2018 in the amount of $xxx which was applied for the due date xx/xx/2017. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 9.750%. The loan was not modified. The foreclosure was not initiated. The borrower xxx had bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The POC was filed by creditor xxx. on xx/xx/2018 for the secured claim amount is xx and arrearage amount is xx. However, the POC deadline dated xx/xx/2018. The chapter 13 plan was filed on xx/xx/2018 the plan was confirmed on xx/xx/2018. The debtor was promise to pay for trustee in the amount of $xxx monthly. The motion to modify plan was filed on xx/xx/2019 and the order on motion to modify plan was filed on xx/xx/2019. The debtor was promise to pay for trustee reduced in the amount of $xxx monthly. The motion for relief from stay was filed on xx/xx/2020. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. The dated of last filing is xx/xx/2020. As per the collection comment dated xx/xx/2020, the Moratoriumxx was declared on xx/xx/2020 for Coronavirus Disease 2019 pandemic which started on xx/xx/2020. However, unable to determine whether the borrower’s income has been affected by Covid-19 from available collection comments. As per the comment dated xx/xx/2018, the subject property is owner occupied. The reason for default is unable to be determined. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower Jxx had bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The POC was filed by creditor xxx. on xx/xx/2018 for the secured claim amount is xx and arrearage amount is xx. However, the POC deadline dated xx/xx/2018. The chapter 13 plan was filed on xx/xx/2018 the plan was confirmed on xx/xx/2018. The debtor was promise to pay for trustee in the amount of $xxx monthly. The motion to modify plan was filed on xx/xx/2019 and the order on motion to modify plan was filed on xx/xx/2019. The debtor was promise to pay for trustee reduced in the amount of $xxx monthly. The motion for relief from stay was filed on xx/xx/2020. The schedulxxshows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. The dated of last filing is xx/xx/2020.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test.
The xx loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the xxe Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and sxxbe grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.

Brokerage/Finder Fee Test: FAIL The Loan data is $xxx00, the comparison data is  $xxx00 and the variance is+$xxx00"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xxe State. The following required state disclosures are missing from the loan file.
1. Placement of Insurance Disclosure
2. Availability of Title Insurance
3. TN Consent to Disclosure of Insurance Information
4. Choice of Agent/insurer
5. Insurance Solicitation/Post Commitment"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.xxThe chain of assignment has been completed.
There are two active xx against the subject property total in the amount of $xxxe favor of xx which were recorded on xx/xx/2012, xx/xx/2013.
There are multiple state tax liens active against the borrower xx total in the amount of $xxxe favor of xx which were recorded on different dates.
Annual combined taxes for the year of 200-21 have been paid in the amount of $xxxdelinquent taxes have been found for the prior years.
The payment history as of xx/xx/2020 shows that the borrower is delinquent for 20 months and next payment due date is xx/xx/2018. The last payment was received on xx/xx/2020 in the P&I amount of $xxxich was applied for the due date on xx/xx/2018.The current UPB is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy.
The payment history as of xx/xx/2020 shows that the borrower is delinquent for 20 months and next payment due date is xx/xx/2018. The last payment was received on xx/xx/2020 in the P&I amount of $xxxich was applied for the due date on xx/xx/2018.The current UPB is in the amount of xx.
As per the servicing comment dated xx/xx/2020, the subject property is owner occupied. No damages or repairs are found.
As per the collection comment dated xx/xx/2020, thexx was declared on xx/xx/2020 for Coronavirus Disease 2019 pandemic which started on xx/xx/2020. However, unable to determine whether the borrower’s income has been affected by Covid-19 from available collection comments.

Update:-

As per the comment dated xx/xx/2023, the trial modification was approved with a modified UPB of $xxxn interest rate of 8.25%, a P&I of $xxx the first trial payment date was xx/xx/2023.
As per the comment dated xx/xx/2022, there are real estate tax liens in the amount of $xxxr details were not provided.
According to the comment dated xx/xx/2023, the RFD was curtailment of income.
As per the comment dated xx/xx/2024, the roof of the subject property has been damaged. Further details regarding the estimated cost of total repairs and repair completion were not provided.
As per the comment dated xx/xx/2023, the prior bankruptcies (xx and xx) were dismissed on xx/xx/2021 and xx/xx/2023.
According to the comment dated xx/xx/2024, the BWR filed the new BK under chapter 13 on xx/xx/2023 with case #xx, and the POC was filed on xx/xx/2023.

Foreclosure Comments:The foreclosure was initiated in 2019. The foreclosure was referred to attorney on xx/xx/2019. The foreclosure was put on hold as borrower filed bankruptcy under Chapter 13 with case # xx on xx/xx/2019.
		Bankruptcy Comments:According to the xx the borrower had filed for bankruptcy under chapter-13 with the case#xx on xx/xx/2019 and the plan was confirmed on xx/xx/2020. The POC was filed on xx/xx/2019 with secured claim amount of xx and the arrearage amount is $xxxer the confirmed chapter 13 plan on dated xx/xx/2020, the debtor sxxpay to the trustee the sum of $xxxmonth for the 60 months.	The loan modification agreement was made betweenxx (borrower) and xx. on xx/xx/2017. The modified unpaid principal balance is xx with interest rate 6.500% and the modified P&I was $xxxhe first modified payment due date was xx/xx/2017 and the maturity date will be xx/xx/2044. The deferred balance is in the amount of xx.	Affiliated Business Disclosure	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx with the lender xx as nominee for xxFinancial xx.
The chain of assignment has not been completed. Currently, the assignment is from xx
There is one junior credit card civil judgment against the borrower in favor of xx which was recorded on xx/xx/2011 and xx/xx/2016 for the amount of $xxx and xx respectively.
There is one junior contract dispute xxjudgment against the borrower in the favor of xx xx. which was recorded on xx/xx/2011 for the amount of $xxxined third installment taxes for the year of 2020 have been due in the amount of $xxx was due on xx/xx/2020.
Utility third installment taxes for the year of 2020 have been due in the amount of $xxx was due on xx/xx/2020.
Utility second installment taxes for the year of 2020 have been delinquent in the amount of $xxx was due on xx/xx/2020 and they are good through till xx/xx/2020.

As per the review of payment history as of xx/xx/2020, the borrower is delinquent from 30 months and the next due date for payment is xx/xx/2017. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for due date xx/xx/2017. The current P&I is in the amount of $xxxthe interest rate of 3.750%.The current UPB is reflected in the amount of xx.	Collections Comments:The loan is in the bankruptcy.
As per the review of payment history as of xx/xx/2020, the borrower is delinquent from 30 months and the next due date for payment is xx/xx/2017. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for due date xx/xx/2017. The current P&I is in the amount of $xxxthe interest rate of 3.750%.The current UPB is reflected in the amount of xx.
As per the comment dated xx/xx/2019, the reason for default is curtailment of income.
The Loan modification agreement was made on xx/xx/2016, between the borrower xx ” and the lender “xx”. As per the modified terms, the new principal balance is xx and the interest bearing principal balance is xx and deferred principal balance is xx. The borrower has promised to pay for the amount of $xxx an interest rate of 3.750% beginning from xx/xx/2016 till the maturity date of xx/xx/2056.
According to the xx, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2020. The POC was filed by xxx xx Trust, xxx on xx/xx/2020 for the secured claim amount is xx and the arrearage amount of xx. The plan was confirmed on xx/xx/2020. The borrower has promised to pay for in the amount of $xxx60 months. The schedule D of xxx shows the amount of claim is xx and the value of collateral is xx. However, the unsecured portion amount is xx.
The foreclosure initiated in 2019 and the file was referred to an attorney on xx/xx/2019. The complaint was filed on xx/xx/2019 with the case#xx. The judgment was entered on xx/xx/2019. The foreclosure sale was scheduled on xx/xx/2020. However, the foreclosure was put on hold due to the borrower had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2020.
As per the collection comment dated xx/xx/2020 the Moratorium FEMA Disaster was declared on xx/xx/2020 for Coronavirus Disease 2019 pandemic which started on xx/xx/2020. The comment dated xx/xx/2020 shows the borrower is confirmed to they are not impacted to disaster. However, unable to determine whether the borrower’s income has been affected by Covid-19 from available collection comments.
The subject property is owner occupied. No, any damage and repairs have been found.

Foreclosure Comments:The foreclosure initiated in 2019 and the file was referred to an attorney on xx/xx/2019. The complaint was filed on xx/xx/2019 with the case#xxhe judgment was entered on xx/xx/2019. The foreclosure sale was scheduled on xx/xx/2020. However, the foreclosure was put on hold due to the borrower had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2020.
Bankruptcy Comments:According to thexx, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2020. The POC was filed by xxx xx Trust, xxx on xx/xx/2020 for the secured claim amount is xx and the arrearage amount of xx. The plan was confirmed on xx/xx/2020. The borrower has promised to pay for in the amount of $xxx60 months. The schedule D of xxx shows the amount of claim is xx and the value of collateral is xx. However, the unsecured portion amount is xx.	The Loan modification agreement was made on xx/xx/2016, between the borrower xx”. As per the modified terms, the new principal balance is xx and the interest bearing principal balance is xx and deferred principal balance is xx. The borrower has promised to pay for the amount of $xxx an interest rate of 3.750% beginning from xx/xx/2016 till the maturity date of xx/xx/2056.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
1. NJ Application Disclosure
2. Delivery Fee Authorization
3. NJ Attorney Disclosure
4. Unacceptability of Insurance Notice
5. Attorney Disclosure II
6. Tax Bill Information
7. Private Well Testing
8. Lock-In Agreement
9. Commitment Disclosures
10. Choice of Insurer Disclosure
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application
The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
1. NJ Application Disclosure
2. Delivery Fee Authorization
3. NJ Attorney Disclosure
4. Unacceptability of Insurance Notice
5. Attorney Disclosure II
6. Tax Bill Information
7. Private Well Testing
8. Lock-In Agreement
9. Commitment Disclosures
10. Choice of Insurer Disclosure
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, in favor of xx., recorded in Instrument# | Book/Page# xx. The chain of assignment has been completed as the assignment is withxx
There are no active liens or judgments found against the borrower and the property.
The combined annual taxes of 2019 have been paid in the amount of $xxx prior year delinquent taxes have been found.

The review of payment history shows that the borrower has been delinquent for 31 months and the next due date for the payment is xx/xx/2017. The last payment received details are not available. The UPB reflected is in the amount of xx till the due date of xx/xx/2017.	Collections Comments:The collection comments review states that the loan is in bankruptcy
The Payment History dated as of xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2017 for 31 months. The last payment was received on xx/xx/2019 in the amount of $xxx78 and it was applied for the due date xx/xx/2017.  The current P&I is $xxx and rate of interest is 7.000%. The current unpaid principal balance is in the amount of xx.
 The loan has not found to be modified.
As per review the foreclosure was initiated and according to the comments dated xx/xx/2019, the foreclosure sale date was xx/xx/2019. However, the Foreclosure was placed on Hold due to filed bankruptcy under chapter-13 with the case#xx on xx/xx/2019 and the bankruptcy status is plan confirmed.

No information found regarding the employment of the borrower.
As per comments dated xx/xx/2019, the property has been owner occupied. The property condition is unable to be determined with no damage or repair related comments found.
As per the collection comment dated xx/xx/2020, thexx was declared on xx/xx/2020 for Coronavirus Disease 2019 pandemic which started on xx/xx/2020. However, unable to determine whether the borrower’s income has been affected by Covid-19 from available collection comments.

Foreclosure Comments:As per review the foreclosure was initiated , the referral date is updated as per the tape data and according to the comments dated xx/xx/2019, the foreclosure sale date was xx/xx/2019. However, the Foreclosure was placed on Hold due to filed bankruptcy under chapter-13 with the case#xx on xx/xx/2019
Bankruptcy Comments:Borrower had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. POC was filed xx/xx/2019, in the secured claim amount xx and an arrearage in the amount of xx. Schedule D in xxx dated xx/xx/2019 shows amount of claim without deducting value of collateral is xx and value of collateral that support this claim is xx. However, unsecured portion remained as $xxxrding to the order confirmed chapter 13 plan dated on xx/xx/2019, the debtor sxxpay to $xxxr 10 months and $xxxr 50 months for total of xx. The date of last filing is xx/xx/2020.	Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The CE result is moderate as this loan failed the TILA Finance Charge Test & TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: Result FAIL Loan Data xx Comparison Data  xx Variance -$xxx.
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx
TILA Foreclosure Rescission Finance Charge Test: Result FAIL Loan Data xx Comparison Data xx Variance -$xxx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxx Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Service transfer disclosure is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "THe affiliated business disclosure is missing from the loan files."
								* ROR not hand dated by borrower(s) (Lvl 2) "The ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value: Date: Type:2055 Drive-by	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the Updated title report dated xx/xx/2020 reflects that the subject xx was originated on xx.00, which was recorded on xx/xx/2005 Instrument# | Book/Page#xx
The chain of the assignment has been completed. Currently, the xx assignment is with xx which was recorded on xx/xx/2018.
There is Judgment active in the Favor of xx xx in the amount of $xxxch was recorded on xx/xx/2010.
There is Judgment (xx) active in the Favor of xx xxxx in the amount of $xxxch was recorded on xx/xx/2011.
There is Judgment active in the Favor ofxx in the amount of $xxxch was recorded on xx/xx/2011.
There is Judgment active in the Favor of xx in the amount of $xxxch was recorded on xx/xx/2012.
Annual combined taxes for the year of 2019 were due on xx/xx/2020 in the amount of $xxx prior year’s delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2020, the borrower is currently delinquent for 1 month with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx31 which includes P&I $xxx with the rate of interest 2.500%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the Status of loan is currently in bankruptcy. As per the payment history as of xx/xx/2020, the borrower is currently delinquent for 1 month with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx31 which includes P&I $xxx with the rate of interest 2.500%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.
As per comment dated xx/xx/2020, the reason for default is loss of income due to Covid-19.
As per comment dated xx/xx/2019, the loan was modified on xx/xx/2019, between the borrowerxx. (Lender), The new modified principal balance as per modification is in the amount of xx with interest rate starting at 2.500% and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2020. The maturity date as per modification is xx/xx/2059.
According to servicing comment dated xx/xx/2018, the foreclosure was initiated against the subject property. The file was referred to attorney on xx/xx/2018. The complaint was filed on xx/xx/2018. The Notice of sale was published on xx/xx/2019 and foreclosure sale was scheduled on xx/xx/2019. The Bidding instruction was completed on xx/xx/2019 with the Bid amount of xx. However, the foreclosure was put on hold as the borrower filed for bankruptcy on xx/xx/2019. No further details have been found.
As per the servicing comments, the subject property has been occupied by the owner. According to servicing comment dated xx/xx/2018, the subject property had damage due to water and mold on xx/xx/2018. The estimated cost amount for the repair was xx. As per comment dated xx/xx/2019, borrower called to the servicer to know about how much time it will take to be release the funds. Servicer advised to borrower that it will take 5 business days to receive response from xx but if they can’t give approval then the 7 business days from xx. Borrower stated that till the repairs are not completed 50% and she needs the fund to pay to company. She mailed two checks to servicer in the amount of $xxxd $xxxs per comment dated xx/xx/2019, received loss draft check from xx. (company) with check# (xx) in the amount of $xxxd other is in the amount of $xxxth the check# (xx) on xx/xx/2019. As per comment dated xx/xx/2019, received inspection results from “xx” as 53% repairs are completed and pending items are flooring, baseboards and drop ceiling. As per comment dated borrower rexxed for draw in the amount of $xxxd received loss draft check in the amount $xxxr renovation. However, as per comment dated xx/xx/2019, borrower stated that the inspection was done in august and the repairs were done 100%. As per latest BPO located at “xxf” reflects that the subject property in average condition and no repairs have been found. No further details have been found.

Foreclosure Comments:According to servicing comment dated xx/xx/2018, the foreclosure was initiated against the subject property. The file was referred to attorney on xx/xx/2018. The complaint was filed on xx/xx/2018. The Notice of sale was published on xx/xx/2019 and foreclosure sale was scheduled on xx/xx/2019. The Bidding instruction was completed on xx/xx/2019 with the Bid amount of xx. However, the foreclosure was put on hold as the borrower filed for bankruptcy on xx/xx/2019. No further details have been found.
Bankruptcy Comments:According to thexx report, the borrower “xx” had filed for bankruptcy under Chapter-13 with case# xx on 0xx/xx/2019 and the plan was confirmed on xx/xx/2020. The POC was filed by the creditor xxx, as Trustee for xxx master on xx/xx/2019 with the POC amount of xx and the amount of arrearage is xx. As per the order confirming chapter 13 plan (Doc # 76) the debtor was supposed to pay to the trustee in the amount of $xxx for the period of 13 months and $xxx for the period of 30 months under Amended Chapter 13. No comment has been found indicating a cram-down. The loan is in active bankruptcy.	According to the modification agreement, the loan was modified on xx/xx/2019, between the borrowerxx (Lender), The new modified principal balance as per modification is in the amount of xx with interest rate starting at 2.500% and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2020. The maturity date as per modification is xx/xx/2059. This loan was modified thrice.
The modification agreement has five steps, 1st step beginning from date xx/xx/2020 with the interest rate 2.500% and P&I of $xxx, 2nd step beginning from date xx/xx/2025 with the interest rate 3.500% and P&I of $xxx, 3rd step beginning from date xx/xx/2026 with the interest rate 4.500 % and P&I of $xxx, 4th step beginning from date xx/xx/2027 with the interest rate 5.500% and P&I of $xxx,  5th step beginning from date xx/xx/2028 with the interest rate 5.875% and P&I of $xxx71.
Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is "Moderate" due to:

TILA APR Test: Result: FAIL Loan data: 0.000% Comparison data: 6.042% Variance: -6.042%"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: Result: FAIL Loan data: 0.000% Comparison data: 6.042% Variance: -6.042%

This loan failed the TILA APR test.
The annual percentage rate (APR) is xx%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final Truth in lending disclosure is missing form loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Rhode Island State. The following required state disclosures are missing from the loan file.

1.Appraisal Fee Disclosure
2.Offer of Title Insurance
3.Choice of Title Insurer
4.Choice of Insurer (any type of insurance)
5.Notice of Rights
6.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing form loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$19,435.57	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020 the subject xx was originated on xx.00 which was recorded on xx/xx/2005 with instrument#xx. The Chain of Assignments has been completed. Currently, the assignment of xx is withxx which was recorded on xx/xx/2017. There is a junior xx that originated against the subject property. The xx was originated on xx.27 which was recorded on xx/xx/2007 with instrument#xx. The review of the updated title report shows, the satisfaction of junior xx has been recorded on xx/xx/2012 with instrument#xx and the rescission has been recorded on xx/xx/2012 with instrument#xxHowever, the documents for satisfaction and rescission have not been found in the report. The combined annual installment taxes for the year 2019 have been paid in the amount of $xxxxx/xx/2019. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is delinquent for 42 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2016 and the next due date for payment is xx/xx/2016. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is in bankruptcy. According to the payment history as of xx/xx/2020, the borrower is delinquent for 42 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2016 and the next due date for payment is xx/xx/2016. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected is in the amount of xx. The borrower has been making payments as per the modification agreement. As per the modification agreement was made on xx/xx/2013 between the borrower xxt” and the lender "xx.”. The collection comment dated xx/xx/2020 states the reason for default is the borrower’s income impacted by covid19. The review of collection comments, the foreclosure was initiated. The file was referred to the attorney on xx/xx/2019. The collection comment dated xx/xx/2019 states the title report has been received on xx/xx/2019. The collection comment dated xx/xx/2019 states the first legal action has been completed on xx/xx/2019. The collection comment dated xx/xx/2019 states the bidding instructions have been completed. The collection comment dated xx/xx/2019 states the sale was scheduled on xx/xx/2019. However, the foreclosure proceedings were on hold due to the borrower xx had filed for bankruptcy under chapter-13 with case#xx on xx/xx/2019. The prior bankruptcy has been filed on xx/xx/2015 with casexxhich was discharged on xx/xx/2019 and terminated on xx/xx/2019. As per the collection comment dated xx/xx/2020, the xxisaster was declared on xx/xx/2020 for Coronavirus Disease 2019 pandemic which started on xx/xx/2020. The collection comment dated xx/xx/2020 states the borrower has been impacted by covid19 and her store has been closed. The collection comment dated xx/xx/2020 states the borrower authorized Cxxaliber to set up forbearance. The payment suspension forbearance approved for 3 months effective xx/xx/2020. The borrower filed “xx” in bankruptcy as well on xx/xx/2020. The borrower is rexxed for a forbearance period of 3 months starting from xx/xx/2020 to xx/xx/2020. The xxx Report dated xx/xx/2019 is located at “9xx.pdf”; the subject property is occupied by the owner and the property is in average condition with no repairs noted.
Foreclosure Comments:The review of collection comments, the foreclosure was initiated. The file was referred to the attorney on xx/xx/2019. The collection comment dated xx/xx/2019 states the title report has been received on xx/xx/2019. The collection comment dated xx/xx/2019 states the first legal action has been completed on xx/xx/2019. The collection comment dated xx/xx/2019 states the bidding instructions have been completed. The collection comment dated xx/xx/2019 states the sale was scheduled on xx/xx/2019. However, the foreclosure proceedings were on hold due to the borrower xx had filed for bankruptcy under chapter-13 with case#xx on xx/xx/2019.
Bankruptcy Comments:According to the xx, thexx xx had filed for bankruptcy under chapter-13 with case#xx on xx/xx/2019. Thexxxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; therefore, there is no unsecured portion. The chapter -13 plan was filed on xx/xx/2019 and confirmed on xx/xx/2019. The debtor was supposed to pay the trustee the amount of $xxx for minimum of 57 months under the chapter 13 plan. The Proof of Claim filed on xx/xx/2019 under claim#xx. The total amount of claim is xx and the amount of arrearage is xx. The motion to relief from stay has been filed on xx/xx/2019. The order for motion for relief from stay has been denied on the condition that the debtor sxxcure the post-xx arrearage of $xxx23 in one installment due on xx/xx/2020. The notice of forbearance agreement due to the covid19 pandemic has been filed on xx/xx/2020. The borrower is rexxed for a forbearance period of 3 months starting from xx/xx/2020 to xx/xx/2020. The last date of filing is xx/xx/2020. The prior bankruptcy has been filed on xx/xx/2015 with casexx which was discharged on xx/xx/2019 and terminated on xx/xx/2019.	According to the modification agreement, the loan was modified on xx/xx/2013, between the borrower xxThe new modified principal balance is in the amount of xx with interest rate starting at 2.000% and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2013. The maturity date will be xx/xx/2046. This loan was modified once since origination. The modification agreement has four steps, 1st step beginning from date xx/xx/2013 with the interest rate 2.000% and P&I of $xxx, 2nd step beginning from date xx/xx/2018 with the interest rate 3.000% and P&I of $xxx, 3rd step beginning from date xx/xx/2019 with the interest rate 4.000% and P&I of $xxx, 4th step beginning from date xx/xx/2020 with the interest rate 4.250% and P&I of $xxx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per the 1003 application report, the total monthly income is $xxx00 and the total monthly expenses are $xxx00. However, DTI is greater than 60%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "An initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia State. The following required state disclosures are missing from the loan file. 1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom) 2. Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, in favor of xx as nominee foxx. recorded in Instrument# | Book/Page#xx
The chain of assignment has been completed.
No active mortgages, liens, and judgments have been found.
Annual other taxes of 2020 are delinquent in the amount of $xxxh the good though date xx/xx/2020.	As per the review of payment history as of xx/xx/2020, the borrower is delinquent with a loan for 11 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for due date xx/xx/2019. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 4.5%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collections. As per the review of payment history as of xx/xx/2020, the borrower is delinquent with a loan for 11 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for due date xx/xx/2019. The current UPB reflected as per the payment history is in the amount of xx.
The loan was modified on xx/xx/2010 between the borrowerxx As per the modified terms, the new principal balance is xx. There are 4 steps of modification. The borrower promises to pay as per modified plan and the 1st step is $xxx monthly with a modified interest rate 2.000% beginning from xx/xx/2010, 2nd step is $xxx monthly with a modified interest rate 3.000% beginning from xx/xx/2015, 3rd step is $xxx monthly with a modified interest rate 4.000% beginning from xx/xx/2016, 4th step is $xxx monthly with a modified interest rate 4.5% beginning from xx/xx/2017, with a maturity date xx/xx/2043.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No comments have been found regarding Covid-19 impact.

Update:-

As per the comment dated xx/xx/2021, the borrower's income was impacted by the COVID. No comments have been found regarding thexxplan.
As per the comment dated xx/xx/2021, the FC was initiated and the sale date was scheduled for xx/xx/2021, and as per the comment dated xx/xx/2021, the FC sale was put on hold due to BK, and according to the comment dated xx/xx/2021, a new sale date was scheduled for xx/xx/2022, which was cancelled due to BK.
As per the comments dated xx/xx/2022 and xx/xx/2022, thexx filed the bankruptcy under chapter 13 on xx/xx/2021 with case #xx, and the POC was filed on xx/xx/2022. Comment dated xx/xx/2022 shows that plan was confirmed.
Foreclosure Comments:The FC was initiated in 2012. The FC file was referred to an attorney on xx/xx/2012 and the complaint was filed on xx/xx/2013. The FC judgment was entered on xx/xx/2013. The sale was scheduled for xx/xx/2016. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2016. No further details have been found.
Bankruptcy Comments:According to thexx, the borrower “xx” had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2016. The POC was filed on xx/xx/2016 with secured claim in the amount of xx and the arrearage amount of xx. The plan was confirmed on xx/xx/2019. The debtor sxxpay the trustee $xxx00 for 37 months under Chapter 13. There is no comment indicating a cram-down. The bankruptcy was dismissed on xx/xx/2020.	The loan was modified on xx/xx/2010 between the borrowerxx. As per the modified terms, the new principal balance is xx. There are 4 steps of modification. The borrower promises to pay as per modified plan and the 1st step is $xxx monthly with a modified interest rate 2.000% beginning from xx/xx/2010, 2nd step is $xxx monthly with a modified interest rate 3.000% beginning from xx/xx/2015, 3rd step is $xxx monthly with a modified interest rate 4.000% beginning from xx/xx/2016, 4th step is $xxx monthly with a modified interest rate 4.5% beginning from xx/xx/2017, with a maturity date xx/xx/2043.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 was not signed by the borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxLA Foreclosure Rescission Finance Charge Test: Loan data xx Comparison data xx Variance -$xxx
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the xx was originated on xx. The chain of xx assignment has been completed. Currently, the xx assignment is withxx. There is a senior xx open against the subject property in favor of xx in the amount of xx which was originated on xx. No active judgments or liens have been found. Annual xx taxes for the year 2019 have been paid in the amount of $xxx	The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2010. The loan is in delinquency for 114 months. The last payment was received on xx/xx/2020 in the amount of $xxx80 and it was applied for the due date of xx/xx/2019. The current P&I is $xxx00 and interest rate is 7.50%. The current unpaid principal balance is in the amount of xx.	Collections Comments:The loan is currently in active bankruptcy. The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2010. The loan is in delinquency for 114 months. The last payment was received on xx/xx/2020 in the amount of $xxx80 and it was applied for the due date of xx/xx/2019. The foreclosure was started in 2010 and the lis pendens (xx) was filed on xx/xx/2010 with the casexx. Foreclosure was put on hold due to borrower had filed bankruptcy xx/xx/2011 and this bankruptcy case was closed on xx/xx/2012. Foreclosure judgment (xx) was entered on xx/xx/2016 and the sale was scheduled on xx/xx/2016. But then foreclosure was put on hold due to borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2016 and this bankruptcy case was closed on xx/xx/2016. Borrower had again filed the bankruptcy on xx/xx/2017 and this case closed on xx/xx/2017. Another bankruptcy was filed on xx/xx/2017 and this case was closed on xx/xx/2018. As per collection comments the foreclosure was resumed and sale was scheduled on xx/xx/2019. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter-13 with the case# 19- 0005 on xx/xx/2019. Currently this bankruptcy case is active. According to collection comment, no damages or repairs have been found.

Update:-
As per the comment dated xx/xx/2024, the roof of the subject property has been damaged, and as per the comment dated xx/xx/2024, the first insurance claim check in the amount of xx was received, and the comment dated xx/xx/2024 shows that a second check in the amount of $xxx75 has been received. Further details regarding the repair completion were not provided.
According to the comment dated xx/xx/2024, the BK (xx) was discharged on xx/xx/2023 and closed on xx/xx/2024. As per the comment dated xx/xx/2024, the arrears were paid in full.
Foreclosure Comments:The foreclosure was started in 2010 and the lis pendens (xx) was filed on xx/xx/2010 with the case# xx Foreclosure was put on hold due to borrower had filed bankruptcy xx/xx/2011 and this bankruptcy case was closed on xx/xx/2012. Foreclosure judgment (xx) was entered on xx/xx/2016 and the sale was scheduled on xx/xx/2016. But then foreclosure was put on hold due to borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2016 and this bankruptcy case was closed on xx/xx/2016. Borrower had again filed the bankruptcy on xx/xx/2017 and this case closed on xx/xx/2017. Another bankruptcy was filed on xx/xx/2017 and this case was closed on xx/xx/2018. As per collection comments the foreclosure was resumed and sale was scheduled on xx/xx/2019. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter-13 with the case# xxon xx/xx/2019. Currently this bankruptcy case is active.
Bankruptcy Comments:According to xx Report,xx (debtor) had filed bankruptcy under chapter 13 with case# xx on xx/xx/2019. Schedulexxdated xx/xx/2019 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. POC was filed by xxx on xx/xx/2019, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2019. Third amended plan was filed xx/xx/2020 which states subject creditor claim will be paid in the amount of $xxx monthly 1-13 months, $xxx05 monthly from 14-15 months, $xxx82 monthly from 20-60. This plan was confirmed on xx/xx/2020.	The loan was modified once since the origination on xx/xx/2010 with the new principal balance of xx. The borrower had promised to pay the new modified monthly P&I of $xxx00 with the new interest rate of 7.500% beginning from xx/xx/2010 till xx/xx/2037.	Affiliated Business Disclosure Credit Report	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx.

The chain of the assignment has been completed. The latest assignment isxx which was recorded on xx/xx/2017.

No judgment and liens were open against the borrower.

No prior years delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is delinquent with the loan for 15 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of $xx	Collections Comments:The loan is in bankruptcy. According to the payment history as of xx/xx/2020, the borrower is delinquent with the loan for 15 months. The last payment was received on xx/xx/2019, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of $xxxe reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damages or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2016. The POC was filed on xx/xx/2016 claim xx the POC amount is xx and the arrearage amount is $xxxes not show any unsecured portion. The chapter 13 plan was confirmed on xx/xx/2016. The debtor sxxpay to the trustee $xxx for 60 months. The motion for relief was filed on xx/xx/2018. The date of last filing is xx/xx/2020.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form document is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.
Chain of assignment has been completed. Currently, the xx is withxxwhich was recorded on xx/xx/2017.
No active judgments or liens have been found.
The taxes information has not been mentioned.
According to payment history as of xx/xx/2020, the borrower has been delinquent for 37 months and the next due for the payment is xx/xx/2017. The last regular payment was received on xx/xx/2020 in the amount of $xxx which was applied to the due date of xx/xx/2017. The current UPB is in the amount of xx.	Collections Comments:The loan is currently in collections and next due for the payment is xx/xx/2017. The last regular payment was received on xx/xx/2020 in the amount of $xxx which was applied to the due date of xx/xx/2017. As per the comment dated xx/xx/2020, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2015. The borrowerxxhad filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2015 and Fc was placed on hold. The BK was dismissed on xx/xx/2018. The borrowerxx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2018. The debtor was dismissed on xx/xx/2020.
The RFD is unable to be determined. xx was declared on xx/xx/2020 for Coronavirus Disease 2019 pandemic which started on xx/xx/2020.
As per the xxx Report located “9804927714” dated xx/xx/2018, the subject property is Owner occupied. No evidence of damage or repair to the subject property was found.

Foreclosure Comments:As per the comment dated xx/xx/2020, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2015. The borrower Paul S. Sampson had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2015 and Fc was placed on hold. The BK was dismissed on xx/xx/2018. The borrowerxxhad filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2018. The debtor was dismissed on xx/xx/2020.
Bankruptcy Comments:According to thexx the borrowexxhad filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is xx. As per the chapter 13 plan filed on xx/xx/2018, the debtor will pay the Chapter 13 Trustee in the amount of $xxxer month for the period of 60 months.
The debtor was dismissed on xx/xx/2020.
			Not Applicable		1: Acceptable					Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.
Chain of assignment has been completed. Currently, the xx is with U.S. xx Trust,xwhich was recorded on xx/xx/2017.
There are 2 civil judgments, first in the amount of xx in the favor of xx which was recorded on xx/xx/2010 and the other in the favor of xx which was recorded on xx/xx/2007 in the amount of $xxxl town taxes for the year of 2019 have been paid in the amount of $xxx
No prior year delinquent taxes have been found
According to payment history as of xx/xx/2020, the borrower has been delinquent for 24+ months and the next due for the payment is xx/xx/2018. The last regular payment was received on xx/xx/2020 in the amount of $xxx22 which was applied to the due date of xx/xx/2018. The current UPB is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy and the next due for the payment is xx/xx/2018. The last regular payment was received on xx/xx/2020 in the amount of $xxx22 which was applied to the due date of xx/xx/2018. As per the review of the xxhad filed BK chapter 13 with case # xx on xx/xx/2019. The plan was confirmed on xx/xx/2019.
As per the collection comment dated xx/xx/2017, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2017. The complaint was filed on xx/xx/2018. The service was completed on xx/xx/2018. As per the collection comments, the contested matter was identified. The reason for contested has not been mentioned. However, the comment dated xx/xx/2019 states that the contested matter was resolved.
The judgment was entered on xx/xx/2019. The sale was scheduled for xx/xx/2019. The borrower xxx  had filed BK chapter 13 with case # xx on xx/xx/2019 and Fc was placed on hold.
The RFD is unable to be determined. xx was declared on xx/xx/2020 for Coronavirus Disease 2019 pandemic which started on xx/xx/2020.
As per the xxx Report located “xx” dated xx/xx/2019, the subject property is owner occupied. No evidence of damage or repair to the subject property was found.

Update:-
As per the comment dated xx/xx/2024, the BK (xx) was discharged on xx/xx/2024 and closed on xx/xx/2024, and the comment dated xx/xx/2024 shows that arrears were paid in full.

Foreclosure Comments:As per the collection comment dated xx/xx/2017, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2017. The complaint was filed on xx/xx/2018. The service was completed on xx/xx/2018. As per the collection comments, the contested matter was identified. The reason for contested has not been mentioned. However, the comment dated xx/xx/2019 states that the contested matter was resolved.
The judgment was entered on xx/xx/2019. The sale was scheduled for xx/xx/2019. The borrowerxx had filed BK chapter 13 with case # xx on xx/xx/2019 and Fc was placed on hold.

Bankruptcy Comments:As per the review of thexxreport, the borrower xxhad filed BK chapter 13 with case # xx on xx/xx/2019. The POC was filed on xx/xx/2019 with POC amount $xxx arrearage $xxx53. Modified Confirmed plan filed on 3/xx/202, the payments to the Trustee on a five year plan increasing payments of $xxx22 to $xxx67 for months 18-60.The plan was confirmed on xx/xx/2019.	Not Applicable	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Right of Rescission	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. An Appraisal Report at the origination is missing from the loan file. As per the xxx Report located at “xx” shows the type of subject property as a manufactured home with VIN#xx. However, the Affidavit of Affixation is not available in the loan file. The final title policy is also missing from the loan file to check for ALTA 7 Endorsement.
Also, the VIN# is not available in the legal description of the recorded xx. The tax certificate attached with the updated title shows separate assessment for land and improvements.
Hence, unable to determine whether the home is attached to the permanent foundation."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The property is located in Florida. The following state disclosures are missing from the loan file,

1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated  business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2005, the subject xx was originated on xx.xx
The chain of assignment has been completed. Currently, the assignment is withxx. It should be with xx
No active judgments or liens have been found.
2nd installmentxx tax for the year of 2019 has been due in the amount of $xxxinstallmentxx tax for the year of 2019 has been paid in the amount of $xxxprior delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower has been delinquent for 8 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2019.The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy and next due date for the payment is xx/xx/2020.
According to the payment history as of xx/xx/2020, the borrower has been delinquent for 8 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2019.The UPB reflected as per the payment history tape data is in the amount of xx.
The reason for default is unable to be determined.
As per the xxx Report dated xx/xx/2019, the subject property is owner occupied. No damages or repairs are found.

Update:
As per the collection comment dated xx/xx/2022, the borrower filed bankruptcy under chapter 13 with case #xx. As per the collection comment dated xx/xx/2023, the arrears amount has been paid in full. As per the collection comment dated xx/xx/2023, the BK was discharged on xx/xx/2023, and the case was closed on xx/xx/2023.
Foreclosure Comments:As per the servicing comments, the foreclosure was initiated and referred to attorney on xx/xx/2017 and complaint was filed on xx/xx/2018. However, the foreclosure was put on hold as the borrower Dxx had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018.
Bankruptcy Comments:The borrowerxxhad filed bankruptcy under chapter-13 with the case#xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018. The POC was filed on xx/xx/2018 with the secured claim amount of xx and the arrearage is in the amount of .$xxx case is active and date of last filing is xx/xx/2020.	The loan modification agreement was made between (borrower)xx. on xx/xx/2017.The borrower promises to pay the new UPB in the amount of xx with the annual fixed interest rate of 7.250% and the modified P&I is in the amount of $xxxnning from xx/xx/2017 till the maturity date xx/xx/2042. The amount of deferred balance is $xxx	Affiliated Business Disclosure Missing Required State Disclosures xx Insurance Notice of Servicing Transfer	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "This is conventional loan. The LTV is xx00% and hence the MI certificate is required which is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Ohio State. The following state disclosures are missing from the loan file.
1.Equal Credit Availability Notice
2.Insurance Tying Disclosure
3.Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2006.
The chain of assignment has not been completed. Currently, the assignment is from xx which was recorded on xx/xx/2017. The assignment is missing to Lonestar.
No active judgments or liens found against the subject property or borrower.
Combined annual taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 23 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 8.750%.

Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date xx/xx/2018. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 8.750%. The loan was not modified. The foreclosure was not initiated. The borrowerxx had bankruptcy under chapter 13 with the case# xx on xx/xx/2016. The POC was filed by creditorxx Services, xx on xx/xx/2016 for the secured claim amount is xx and arrearage amount is $xxx48. However, the POC deadline dated xx/xx/2016. The chapter 13 plan was filed on xx/xx/2016 the plan was confirmed on xx/xx/2016. The debtor was promise to pay for trustee in the amount of $xxx biweekly for 60 months. The motion for relief from stay was filed on xx/xx/2017 and the order on motion for relief from stay was filed on xx/xx/2017. The schedulexx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. The dated of last filing is xx/xx/2018. As per the collection comment dated xx/xx/2020, the Moratorium FEMA Disaster was declared on xx/xx/2020 for Coronavirus Disease 2019 pandemic which started on xx/xx/2020. However, unable to determine whether the borrower’s income has been affected by Covid-19 from available collection comments.The subject property is owner occupied and the reason for default is unable to be determined. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xxhad bankruptcy under chapter 13 with the case# xx on xx/xx/2016. The POC was filed byxxon xx/xx/2016 for the secured claim amount is xx and arrearage amount is $xxx48. However, the POC deadline dated xx/xx/2016. The chapter 13 plan was filed on xx/xx/2016 the plan was confirmed on xx/xx/2016. The debtor was promise to pay for trustee in the amount of $xxx biweekly for 60 months. The motion for relief from stay was filed on xx/xx/2017 and the order on motion for relief from stay was filed on xx/xx/2017. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. The dated of last filing is xx/xx/2018.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prepayment term test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.

Prepayment Term Test: FAIL The loan data is 36 months, comparison data is 0 months and variance is 36 months."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Alabama State. The Choice of Insurer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx.
The chain of assignment is complete.
There are no active judgments and liens.
Annual xx taxes for the year of 2018 have been paid in the amount of $xxxo delinquent taxes have been found for the prior years.
According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 11 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. As per payment history interest rate is 9.780% and P&I of $xxx.	Collections Comments:Loan is in bankruptcy.
According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 11 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. As per payment history interest rate is 9.780% and P&I of $xxx.

The borrowerxx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2016 and the plan was confirmed on xx/xx/2016. The POC was filed by creditor xx on xx/xx/2016 for the secured claim amount is xx and arrearage amount is $xxx per the Schedule-xxdated xx/xx/2016, the amount of claim is xx and value of property is xx however the unsecured portion is xx.
No evidence has been found regarding the foreclosure. No evidences have been regarding the damages or repairs to the subject property.

Update:-
As per the collection comment dated xx/xx/2021, the chapter 13 bankruptcy with case # xx has been discharged and closed on xx/xx/2021.
No additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xxs had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2016 and the plan was confirmed on xx/xx/2016. The POC was filed by creditor xx on xx/xx/2016 for the secured claim amount is xx and arrearage amount is $xxx11. As per the Schedulexxdated xx/xx/2016, the amount of claim is xx and value of property is xx however the unsecured portion is xx.	This is conventional fixed rate xx with P&I of $xxx with the rate of interest 10.000% and a maturity date of xx/xx/2047. The P&I as per the latest payment history is $xxx and rate of interest is 9.780%, however, there is a reduction in rate of interest with respect to Note data which seems that there would be a possible modification.
As per tape data, the loan has been modified on xx/xx/2011. Also, Comment dated xx/xx/2018 states that prior servicer has been obtained the modification agreement on xx/xx/2011. The borrower is making payment as per modified terms.
Credit Application Final Truth in Lending Discl. Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file. However the value is update as per the loan statement located at "xx"."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrowers."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report dated xx/xx/2020 shows that, subject xx with (borrower) xxand the (Lender) xxwas originated on xx.xx which was recorded on xx/xx/2007 with instrument# xx, book/page #xx
Chain of assignment has not been completed, last assignee xx is missing and the last assignment was done fromxx which was recorded on xx/xx/2017.

There is one junior xx against the subject property with lender  xx and xx. in the amount xx, recorded on xx/xx/2007.
There is one civil judgment against the borrower in the favor ofxx in the amount xx, recorded on xx/xx/2011.
There is one civil judgment against the borrower in the favor xx in the amount xx, recorded on xx/xx/2011.
There is one civil judgment against the borrower in the favor ofxx in the amount $xxxd on xx/xx/2011.
Second installment of xx taxes for the year 2020 have been due for xx/xx/2020 in the amount $xxxal tax amount is $xxxelinquent taxes have been found.
Current ownership of the subject property is vesting in the name xx (borrower).
According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 21 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.	Collections Comments:As per servicing comments, the loan is currently in bankruptcy. According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 21 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.
Information regarding reason for default is not available in latest servicing comments.
Borrower is making payment as per modification agreement dated xx/xx/2016.
Information regarding foreclosure is not available in latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx, the borrowerxxhad filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2018. Plan was confirmed on xx/xx/2018. The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is xx. The debtor sxxpay the trustee $xxxmonth for 60 months under chapter 13. The schedule D shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx. There is no comment indicating a cram down.	The loan modification agreement was done between xx(servicer) on xx/xx/2016. Reason for modification is financial hardship. As per modification, unpaid principal balance is xx. Deferred balance is xx so that interest bearing amount is xx. Borrower promises to pay xx with interest rate 3.50% and P&I $xxxnning on xx/xx/2016. New maturity date is xx/xx/2056.	Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Loan application is missing from loan files."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia State. The following required state disclosures are missing from the loan file.

1. VA Application Disclosure
2. Choice of Settlement Agent Disclosure
3. Disclosure of Charges for Appraisal or Valuation
4. Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan files."
								* Operative index value is unable to confirm (Lvl 2) "Unable to confirm operative index value as supportive documents are missing from loan files."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2020, the subject xx was originated on xx.00, withxx as nominee forxxwith Instrument#xx| Book/Page#xx

 The chain of assignment has been completed; currently the assignment is withxxrecorded on xx/xx/2018 with Instrument#xx| Book/Page#xx

There are 10 judgments against the borrower as follows:
The 1st civil judgment in the favor of Ascend Federal Credit Union  in the amount of $xxxorded on xx/xx/2010 with Instrumentxx

The 2nd civil judgment in the favor of World Finance in the amount of $xxxorded on xx/xx/2011 with Instrument#xx
The 3rd civil judgment in the favor of xx xx (USA)xxn the amount of $xxxorded on xx/xx/2012 with Instrument#xx

The 4th civil judgment in the favor of xx in the amount of $xxxorded on xx/xx/2012 with Instrument#xx

The 5th civil judgment in the favor oxxin the amount of $xxxorded on xx/xx/2013 with Instrument#xx

The 6th civil judgment in the favor ofxx in the amount of $xxxorded on xx/xx/2013 with Instrument#xx

The 7th civil judgment in the favor ofxx in the amount of $xxxorded on xx/xx/2013 with Instrument#xx

The 8th civil judgment in the favor of xx in the amount of $xxxorded on xx/xx/2018 with Instrument#xx
The 9th civil judgment in the favor of xx. in the amount of $xxxorded on xx/xx/20182 with Instrument#xx

The 10th civil judgment in the favor of xx in the amount of $xxxorded on xx/xx/2019 with Instrument#xx

Annual combined taxes for the year of 2019 are paid on xx/xx/2019 in the amount of $xxx	According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 04 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the comment history, the loan is in bankruptcy-delinquent.
According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 04 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
As per comment dated xx/xx/2019, the loan was modified on xx/xx/2019 with new P&I $xxx and interest rate 4.00%. The modification start date is xx/xx/2019 and maturity date is xx/xx/2048. No further details have been found.
As per comment history, the foreclosure was initiated. As per comment dated xx/xx/2018, the file was referred to an attorney on xx/xx/2018 and the complaint was filed on xx/xx/2018. The comment dated xx/xx/2018, the foreclosure sale schedule on xx/xx/2018. However, the comment dated xx/xx/2018, the foreclosure closed on xx/xx/2018 due to reinstatement. No further details have been found.
As per comment dated xx/xx/2019, the borrower filed bankruptcy on xx/xx/2019 and comment dated POC filed by creditor on xx/xx/2019. The comment dated xx/xx/2019, the bankruptcy plan confirmed on xx/xx/2019. No further details have been found.
As per the collection comment dated xx/xx/2020, the xxwas declared on xx/xx/2020 for Coronavirus Disease 2019 pandemic which started on xx/xx/2020. However, unable to determine whether the borrower’s income has been affected by Covid-19 from available collection comments.
As per comment dated xx/xx/2019, the reason for default is curtailment of income and health issue.

Foreclosure Comments:As per comment history, the foreclosure was initiated. As per comment dated xx/xx/2018, the file was referred to an attorney on xx/xx/2018 and the complaint was filed on xx/xx/2018. The comment dated xx/xx/2018, the foreclosure sale schedule on xx/xx/2018. However, the comment dated xx/xx/2018, the foreclosure closed on xx/xx/2018 due to reinstatement. No further details have been found.
Bankruptcy Comments:The borrower xx had filed bankruptcy under Chapter-13 with the Case# xx on xx/xx/2019. The POC was filed on xx/xx/2019, with the claim amount of xx and the arrearage amount is $xxxChapter 13 plan was confirmed on xx/xx/2019. The debtor sxxpay to the trustee the sum of $xxx weekly for 60 months under Chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx.	According to the modification, the loan was modified on xx/xx/2019 between the borrowexx. The new modified principal balance as per modification is in the amount of xxwith interest rate starting at 4.000 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2019. The maturity date as per modification is xx/xx/2048. The interest-bearing amount is xx. There is no principal forgiven amount and deferred balance.
The prior modification was done on xx/xx/2018.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* Incorrect Property address on Note Document. (Lvl 3) "Incorrect property address in the note and xx.
As per the note and the subject xx recorded on xx/xx/2006 with DOC#xx shows the subject property address on page #3 as “xx”. However; as per the updated title report dated xx/xx/2020 and tax search report shows the address as “xx”. The appraisal report located at “xx” shows the same address as tax report. However, the legal desciption and parcel# mentioned on appraisal report, subject xx and updated title is consistent with each other."	* Credit Score for borrower is less than 500 (Lvl 2) "Credit score is less than 500."
* DTI > 60% (Lvl 2)     "As per 1003 dated xx/xx/2006, the total monthly income is in the amount of $xxx the total monthly expenses is in the amount of $xxx23. Hence, DTI  is exceeding 60%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xxe State. The following required state disclosures are missing from the loan file.
1. Placement of Insurance Disclosure
2. Availability of Title Insurance
3. TN Consent to Disclosure of Insurance Information
4. Choice of Agent/insurer
5. Insurance Solicitation/Post Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.31 which was recorded on xx/xx/2005 with “xx III”. The chain of assignment is completed as the current assignee is “xx”. There is junior xx open against the property in the amount of xx which was recorded on xx/xx/2007 in favor of xx III”. 2019 Annual xx taxes have been paid in the amount of $xxxxx/xx/2019. No prior year delinquent taxes have been found.	The review of payment history shows that the borrower has been delinquent for 33 months and the next due date for the payment is xx/xx/2017. The last payment was received on xx/xx/2020 in the amount of $xxx49 for the due date of xx/xx/2017. The UPB reflected is in the amount of xx till the due date of xx/xx/2017.	Collections Comments:The loan is currently in the Active Bankruptcy and the next due date is xx/xx/2017. The last payment was received on xx/xx/2020 in the P&I amount of $xxx94 which was applied for the due date of xx/xx/2017. The current unpaid principal balance is xx. As per the tape data current interest rate is 8.39%. Comment dated xx/xx/2019 shows reason for default of borrower is curtailment of income. As per xx, the debtors “xx” has been filed bankruptcy under Chapter-13 with the Case# xx on xx/xx/2019 and the plan was confirmed on xx/xx/2020. Date of last filing of Bankruptcy is xx/xx/2020. Proof of Claim was filed by U.S. xx TRUST, xxx on xx/xx/2019, which shows that the amount of secured claim is xx and the amount of arrearage is xx. The Schedule-D in xxx shows that the unsecured amount is xx out of secured claim is xx in the amount of xx and the value of collateral is xx. The debtor’s motion to extend automatic stay is granted on xx/xx/2019. Foreclosure was initiated in year 2013. File refers to Attorney on xx/xx/2013. Document located at xxdf Pg#xxshows The Lis-pendens dated xx/xx/2014 is hereby reinstated on xx/xx/2015. Pg#xx” shows prior judgment of foreclosure was filed with the case #xxon dated xx/xx/2019. Comment dated xx/xx/2018 shows foreclosure was placed on hold due to bankruptcy filing. Comment dated xx/xx/2019 shows foreclosure sale was scheduled for 08/xx/19 and it was cancelled due to Bankruptcy filed. Comment dated xx/xx/2019 shows foreclosure judgment was entered and completed on xx/xx/2019. No further details have been found regarding foreclosure. As per the collection comment dated xx/xx/2020, thexxDisaster was declared on xx/xx/2020 for Coronavirus Disease 2019 pandemic which started on xx/xx/2020. However, unable to determine whether the borrower’s income has been affected by Covid-19 from available collection comments. Comment dated xx/xx/2019 and inspection report dated xx/xx/2019 located at “xx1” shows the subject property is owner occupied report also shows property is in an average condition with no repairs noted on exterior inspection.

Updated:
As per the latest servicing comment xx/xx/2022, bankruptcy has been discharged on xx/xx/2022, which was filed on xx/xx/2019 under Chapter 13 with Case # xx.
Foreclosure Comments:Foreclosure was initiated in year 2013. As per document located at "xx" the file refers to Attorney on xx/xx/2013. Document located at xx shows The Lis-pendens dated xx/xx/2014 is hereby reinstated on xx/xx/2015xx” shows prior judgment of foreclosure was filed with the case # xx on dated xx/xx/2019. Comment dated xx/xx/2018 shows foreclosure was placed on hold due to bankruptcy filing. Comment dated xx/xx/2019 shows foreclosure sale was scheduled for 08/xx/19 and it was cancelled due to Bankruptcy filed. Comment dated xx/xx/2019 shows foreclosure judgment was entered and completed on xx/xx/2019. No further details have been found regarding foreclosure.
Bankruptcy Comments:As per xx, the debtors “xx” has been filed bankruptcy under Chapter-13 with the Case# xx on xx/xx/2019 and the plan was confirmed on xx/xx/2020. Date of last filing of Bankruptcy is xx/xx/2020. Proof of Claim was filed by U.S. xx, xx on xx/xx/2019, which shows that the amount of secured claim is xx and the amount of arrearage is xx. The Schedule-Dxxshows that the unsecured amount is xx out of secured claim is xx in the amount of xx and the value of collateral is xx. The debtor’s motion to extend automatic stay is granted on xx/xx/2019.	This is conventional fixed rate xx with P&I of $xxx22 with the rate of interest 9.14 % and a maturity date of xx/xx/2035. The P&I as per payment history is $xxx94 and rate of interest is 8.39%. Payment history also reveals deferred balance of MOD in the amount of xx. Comment dated xx/xx/2019 located at “xx” shows prior servicer was modified this loan on dated xx/xx/2009. However, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final Application is mising from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease is moderate as this loan is failing for TILA Finance Charge Test and TILA Rescission Finance Charge Test. Hence Loan Data: xx, Comparison Data: xx, Variance: -xx. This loan failed TILA APR Test. Hence Loan Data: 7.69%, Comparison Data: 9.26%, Variance: -1.57%"
* ComplianceEase TILA Test Failed (Lvl 2)     "Compliance Ease is moderate as this loan is failing for TILA Finance Charge Test fail
Loan Data: xx, Comparison Data: xx, Variance: -xx.
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx and TILA Rescission Finance Charge Test fail:
Loan Data: xx, Comparison Data: xx, Variance: -xx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxThis loan failed TILA APR Test. Hence Loan Data: 7.69%, Comparison Data: 9.26%, Variance: -1.57%.
The annual percentage rate (APR) is xx%. The disclosed APR ofxx% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.  1. Anti-Coercion Notice 2. Title Insurance Disclosure 3. Radon Gas Disclosure 4. Insurance Sales Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclousre is missing from loan file."
								* TIL not hand dated (Lvl 2) "TIL is not hand dated by the Borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. The latest assignment is with xx. as Trustee for xxx  which was recorded on xx/xx/2017. However, it should be with xx.
There is a junior xx originated on xx.00 in the favor ofxx which was recorded on xx/xx/2005.
There is an xx in the favor of xx in the amount of $xxxch was recorded on xx/xx/2017.
The annual installment of combined jurisdiction tax of 2019 has been paid in the amount of $xxxxx/xx/2019.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower has been delinquent with the loan for 8 months. The last payment was received on xx/xx/2020 which was applied for xx/xx/2019 and the next due date for the payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxxhe UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in bankruptcy and the borrower has been delinquent with the loan for 8 months. The last payment was received on xx/xx/2020 which was applied for xx/xx/2019 and the next due date for the payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxxhe UPB reflected is in the amount of xx.
As per the comment dated xx/xx/2019, the reason for default is an illness of the borrower.
The step modification agreement was signed between the borrowerxx on xx/xx/2018.
The subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2019 and the complaint was filed on xx/xx/2019. The sale has been scheduled for xx/xx/2019. However, the foreclosure was put on hold due to the borrower had filed bankruptcy on xx/xx/2019.
Bankruptcy Comments:According to the xx the borrowersxxn had filed bankruptcy under chapter- 13 with the case # xx on 0xx/xx/2019 and the plan was confirmed on xx/xx/2019. The POC Filed on xx/xx/2019 with the secured claim amount of xx and arrearage amount is xx. As per the chapter 13 the debtor sxxpay to the trustee the sum of $xxx00 per month for 60 months. The date of the last filing is xx/xx/2020.	This Step modification agreement was signed between the borrowerxx on xx/xx/2018.
The Unpaid Principal Balance is xx with interest rate 2.500% which steps up in 6 steps ending at 6.9800%. The borrower promises to pay the monthly P&I of $xxx beginning from xx/xx/2018. The maturity is xx/xx/2058. Previously, the loan has been modified in the year 2014.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required byxx, or delivery of all material disclosures, whichever occurs last."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* LTV or CLTV exceeds 104% (Lvl 2)     "Collateral value used for underwriting: xx, loan amount: xx. LTV=xx%."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xxe. The following disclosures are missing from the loan file.
1. Placement of Insurance Disclosure
2. Availability of Title Insurance
3. TN Consent to Disclosure of Insurance Information
4. Choice of Agent/insurer
5. Insurance Solicitation/Post Commitment"
* Not all borrowers signed TIL (Lvl 2)     "Final Truth in lending is not singed by all borrowers."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of Recession is missing from loan file."
								* TIL not hand dated (Lvl 2) "Final Truth in lending document is not hand dated by all borrowers."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per review of latest updated title report dated xx/xx/2020 the subject xx was originated on xx.32 in favor of xxxxwhich was recorded on xx/xx/2006 under Bk/Pg# xx
 The chain of assignment has not been completed as the xx is currently with xx instead of the current assignee xx
No active judgments or lien have been found against the borrower or subject property.
The combined taxes for 2020 have been paid off in amount of $xxxe combined taxes for 2020 are due in amount of $xxx	The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2020 to till date. The loan has been in delinquency for more than 3 Months. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 6.40% and P&I is $xxx which was applied for the due date of xx/xx/2020. The payment history reflects current unpaid principal balance is in the amount of xx.	Collections Comments:Comments:
xxx 5-8_Comments_xx_1
The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2020 to till date. The loan has been in delinquency for more than 3 Months. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 6.40% and P&I is $xxx which was applied for the due date of xx/xx/2020. The payment history reflects current unpaid principal balance is in the amount of xx.
The xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017. Plan was confirmed on xx/xx/2017. As per the Schedule-D of xxx dated 5/xx/17, the amount of claim is xx and value of property is xx however the unsecured portion is xx. The POC was filed by creditor ‘ I xx., successor by merger to xx xx Co. of Virginia’ on 06/xx/17 under deadline with the secured claim amount of xx and the arrearage is xx. Currently loan is in active BK case.
As per the document located at “xx” foreclosure file was referred to attorney on xx/xx/2017. The foreclosure file was put on hold for BK case The xxx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017. Currently loan is in active BK case.
The reason for default is not mentioned in available servicing comments.
The property is owner occupied and no visible damages were reported.

As per comment dated xx/xx/2020, subject property is located at Moratorium FEMA disaster area which was declared on xx/xx/2020 for Corona virus disease 2019 pandemic starting on xx/xx/2020. No evidence have been found whether borrower infected by the virus or not.

Foreclosure Comments:As per the document located at “xx” foreclosure file was referred to attorney on xx/xx/2017. The foreclosure file was put on hold for BK case The Mxxhad filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017. Currently loan is in active BK case.
Bankruptcy Comments:The Markxx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017. Plan was confirmed on xx/xx/2017. As per the Schedulexx dated 5/xx/17, the amount of claim is xx and value of property is xx however the unsecured portion is xx. The POC was filed by creditor ‘xx., successor by merger to xx xx on 06/xx/17 under deadline with the secured claim amount of xx and the arrearage is xx. Currently loan is in active BK case.	Not Applicable	Affiliated Business Disclosure Credit Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA test is fail. This loan failed the TILA APR test.  The annual percentage rate (APR) is 9.710%. The disclosed APR ofxx% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.  This loan failed the TILA finance charge test.  The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxThis loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per updated title report dated xx/xx/2020, the subject xx was originated on xx.xx, withxx as nominee for xx
The chain of assignment has not been completed. Currently, the assignment is withxx. It should be withxx
No active judgments or liens have been found.
1st and 2nd installment xx taxes for the year of 2020 have been due in the amount of $xxxrior delinquent taxes have been found.
According to the review of the payment history as of xx/xx/2020, the borrower is delinquent for 3 months with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in Collections and next due date for the payment is xx/xx/2020.
According to the review of the payment history as of xx/xx/2020, the borrower is delinquent for 3 months with the loan and the next due date for the regular payment is xx/xx/2020.  The last payment was received on xx/xx/2020  in the amount of $xxxh was applied for the due date of xx/xx/2020.  The UPB reflected in the latest payment history is in the amount of xx.
According to xxx Report dated xx/xx/2020 located at “xx, the subject property is owner occupied and in average condition. No damages have been observed.

Foreclosure Comments:According to servicing comments, the foreclosure was initiated and referred to attorney on xx/xx/2016. First legal action was filed on xx/xx/2017. However, the foreclosure file was put on hold as the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018. The POC was filed on xx/xx/2018 with the amount of secured claim of xx and the amount of arrearage is xx. The Amended POC was filed on xx/xx/2019. The schedule xx dated xx/xx/2017 shows the amount of claim is xx and the value of the collateral is xx. Hence, the unsecured portion is $xxxse was terminated on xx/xx/2020.	The loan modification agreement was made between (borrower) xxand (Lender) xx on xx/xx/2019.The borrower promises to pay the new UPB in the amount of xx with step interest rate starting from 3.250% which is step up in 3 steps and ending at interest rate 4.625% and the starting P&I is in the amount of $xxxnning from xx/xx/2019 till the maturity date xx/xx/2059. The interest bearing amount is xx which includes principal balance reduction of and the amount of deferred balance is xx.

Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL  Loan Data: xx  Comparison Data: xx Variance: -$xxx loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx Foreclosure Rescission Finance Charge Test: FAIL Loan Data: xx Comparison Data: xx  Variance: -$xxx loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxA APR Test: FAIL  Loan Data: 8.102%  Comparison Data: 8.319%  Variance: -0.217%
This loan failed the TILA APR test.
The annual percentage rate (APR) is xx%. The disclosed APR of xx% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maryland State. The following required state disclosures are missing from the loan file.
1. Affidavit of Consideration
2. Affidavit of Disbursement
3. First Time Buyers Affidavit
4. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5. Balloon Payment
6. No Escrow Account
7. Mandatory Binding Arbitration Disclosures
8. Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the review of updated title report dated xx/xx/2020 the subject xx was originated on xx. The chain of assignment has been completed. Currently assignment is withxx
No active liens or judgments have been found against the borrower or subject property.
The annual xx taxes for the year of 2020 have been paid in the amount of $xxxo delinquent taxes have been found for the prior year.	As per available payment history as of xx/xx/2020 the loan is in delinquency for 7 months. The last payment was received on xx/xx/2020 in the amount of $xxx88 with P&I $xxx and rate of interest 3.950% for the due date of xx/xx/2019. The next due date is xx/xx/2009. The current UPB is in the amount of xx.	Collections Comments:The loan is in delinquency for 7 months. The last payment was received on xx/xx/2020 in the amount of $xxx88 with P&I $xxx and rate of interest 3.950% for the due date of xx/xx/2019. The next due date is xx/xx/2009. The current UPB is in the amount of xx.

Borrower xx had field bankruptcy under chapter-13 with Case# xx on xx/xx/2018 and plan was confirmed on xx/xx/2019. The POC was filed by subject creditor on xx/xx/2018 with the claim amount of  xx and arrears in the amount of xx. As per amended plan xx/xx/2019 the debtor sxxpay arrears through the plan with a total amount of xx. The last filing date is xx/xx/2020.

According to the available servicing comments foreclosure proceedings were initiated on the property and the file was referred to attorney on xx/xx/2017. As per comment dated xx/xx/2019 the file was put on hold due to the bankruptcy filed by debtor on xx/xx/2018 under ch#13 with case#xx. The loan is active in bankruptcy. No further details have been found regarding foreclosure proceedings.
Foreclosure Comments:According to the available servicing comments foreclosure proceedings were initiated on the property and the file was referred to attorney on xx/xx/2017. As per comment dated xx/xx/2019 the file was put on hold due to the bankruptcy filed by debtor on xx/xx/2018 under ch#13 with case#xx. The loan is active in bankruptcy. No further details have been found regarding foreclosure proceedings.
		Bankruptcy Comments:Borrowerxxhad field bankruptcy under chapter-13 with Case# xx on xx/xx/2018 and plan was confirmed on xx/xx/2019. The POC was filed by subject creditor on xx/xx/2018 with the claim amount of xx and arrears in the amount of xx. As per amended plan xx/xx/2019 the debtor sxxpay arrears through the plan with a total amount of xx. The last filing date is xx/xx/2020.	The loan has been modified once since origination. The latest modification agreement was made on xx/xx/2012 with step amortization. The new principal balance is xx. The rate was started from 2.298% with P&I $xxx98. The first payment had begun from xx/xx/2012 and ends with the maturity date of xx/xx/2052. The rate changes in 3 steps ending at the rate of interest 3.950% and P&I $xxx99. The lender agreed to forgive the principle in the amount of xx which exceeds 2.00% of modified principal balance.		2: Acceptable with Warnings			* Settlement date is different from note date (Lvl 2) "The loan was originated on xx."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value: Date: Type:2055 Drive-by	Value: Date: Type:2055 Drive-by	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. which was recorded on xx/xx/2005. The chain of the assignment has been completed. The latest assignment is withxx which was recorded on xx/xx/2018. There is one junior xx active in favor of xx in the amount of $xxx00 recorded on xx/xx/2005. No active Liens and Judgments. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is delinquent with the loan for 54 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2015 and the next due date for payment is xx/xx/2015. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in bankruptcy. According to the payment history as of xx/xx/2020, the borrower is delinquent with the loan for 54 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2015 and the next due date for payment is xx/xx/2015. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx. According to the xx the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2015. The POC was filed on xx/xx/2016, the POC amount is xx and the arrearage amount is xx. The chapter 13 plan was confirmed on xx/xx/2016. The debtor sxxpay to the trustee $xxxr 60 months.
Foreclosure Comments:The foreclosure was initiated. As per the tape data the file was referred to an attorney on xx/xx/2012. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2015. No further details have been found.
Bankruptcy Comments:According to thexx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2015. The POC was filed on xx/xx/2016, the POC amount is xx and the arrearage amount is xx. The chapter 13 plan was confirmed on xx/xx/2016. The debtor sxxpay to the trustee $xxxr 60 months.	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine the Operative Index value. As per the supportive Documents is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form document is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx.
The chain of the assignment has not been completed. The latest assignment is with xxwhich was recorded on xx/xx/2018. However, it should be with xx
No active judgments or liens have been found.
The annual installment of combined jurisdiction tax of 2019 has been paid in the amount of $xxxxx/xx/2019.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower has been delinquent with the loan for 16 months. The last payment was received on xx/xx/2020 which was applied for xx/xx/2019 and the next due date for the payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx72. The UPB reflected is in the amount of xx.
Collections Comments:As per the review of the servicing comments, currently, the loan is in bankruptcy and the borrower has been delinquent with the loan for 16 months. The last payment was received on xx/xx/2020 which was applied for xx/xx/2019 and the next due date for the payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx72. The UPB reflected is in the amount of xx.

Update:
No any additional information found in recent collection comments.
The reason for default is curtailment of income.
The loan modification agreement was made between (borrower)xxon xx/xx/2017.
As per the comment dated xx/xx/2019, the subject property has been occupied by the owner. The latest BPO is not available.  As per the comment dated on xx/xx/2018 the subject property had damage on xx/xx/2018. The comment dated xx/xx/2018 shows that the cause of loss is due to MOLD. As per the comment dated xx/xx/2018, the loss draft check has been received fromxx in the amount of xx on xx/xx/2018 with the check #xx. Again, the loss draft check has been received from American security Ins Co in the amount of xx on xx/xx/2018 with the check #xx. As per the comment dated xx/xx/2018, the subject property had damage due to water on xx/xx/2018. AS per the comment dated xx/xx/2019, the loss draft check has been received from American security Ins Co in the amount of xx on xx/xx/2017 with the check #xx for water damage. AS per the comment dated xx/xx/2019, the loss draft check has been received from American security Ins Co in the amount of xx on xx/xx/2017 with the check xx. Again, the loss draft check has been received from American security Ins Co in the amount of $xxx57 on xx/xx/2019 with the check xx As per the comment dated xx/xx/2019, the 75% repairs has been completed. AS per the comment dated xx/xx/2019, the loss draft check has been received from American security Ins Co in the amount of $xxx57 on xx/xx/2019 with the check #xx. Again, the loss draft check has been received from American security Ins Co in the amount of xx on xx/xx/2019 with the check #xx. As per the comment dated xx/xx/2019, 90% and all structural repairs are completed. As per the comment dated xx/xx/2019, 100% all repairs are completed. As per the comment dated xx/xx/2019, the subject property had damage due to water on xx/xx/2019. As per the comment dated xx/xx/2019, again the subject property had damage due to water on xx/xx/2019. AS per the comment dated xx/xx/2019, the loss draft check has been received from American security Ins Co in the amount of $xxx72 on xx/xx/2019 with the check #xx The estimated cost of repairs is not available in the latest comments. No further details have been found.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2018. As per the notice of trustee sale located at 45625.pdf pgxx, the sale has been scheduled for xx/xx/2018. No further details have been found. However, the FC was put on hold due to the borrower had filed bankruptcy on xx/xx/2020.
Bankruptcy Comments:The borrowerxx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2020. The POC was filed on xx/xx/2020, with the secured claim amount xx and an arrearage in the amount of xx. The date of last filing is xx/xx/2020.	This loan modification agreement was made between (borrower)xx and (Lender)xx on xx/xx/2017.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 7.375% and new P&I is in the amount of $xxx beginning from xx/xx/2017. The maturity is xx/xx/2057. There is no provision for the balloon payment.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD-1 is available in the loan file; however, the point and fees are not correctly visible."	* Application Missing (Lvl 2) "Final loan application /1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL Loan Data 0.000% Comparison Data 7.612% Variance -7.612%.
This loan failed the TILA APR test.
The annual percentage rate (APR) isxx%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "The Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas. The following disclosures are missing from the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Choice of Insurance Notice
5. Collateral Protection Insurance Disclosure
6. Non-Deposit Investment Product Disclosure Are there any promotional materials?
7. Insurance Solicitation/Post Commitment Requirement
8. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Required Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with xxwhich was recorded on xx/xx/1997 with Bk/Pg# xx

The chain of assignment is incomplete as the subject xx is currently assigned to xx

Active xx details are as follows:

There is active junior xx against the subject property originated on xx.00 with xx. which was recorded on xx/xx/2001 with Bk/Pg# xx The junior xx initiated the foreclosure. Updated report (Pg#xx) shows either notice of default or notice of sale was recorded on xx/xx/2007 with the BK/Pg# xx. At that time ofxx the subject loan is with (xx). However, the name of the subject creditor was not mentioned on the said Notice of default.

Annualxx taxes for the year 2020 have been paid off in the amount of $xxxxx/xx/2020.

Annual (other) taxes for the year 2020 have been paid off in the amount of $xxxon xx/xx/2020.

Annual xx taxes for the year 2020 have been paid off in the amount of $xxxxx/xx/2020.

Annual xx taxes for the year 2020 are due in the amount of $xxxo prior year delinquent taxes have been found in the updated title report.
As per the review of payment history dated as of xx/xx/2020, the borrower is delinquent with the loan for 24 months. The next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxx with the interest rate 4.375 % which was applied for due date xx/xx/2018. The UPB as of the data mentioned in the updated payment history is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveals that the loan is in collections.
As per the review of payment history dated as of xx/xx/2020, the borrower is delinquent with the loan for 24 months. The next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxx with the interest rate 4.375 % which was applied for due date xx/xx/2018. The UPB as of the data mentioned in the updated payment history is in the amount of xx.
The foreclosure was re-initiated on the property under Instr# xx. As per the foreclosure doc located at “xx”, file was referred to attorney on xx/xx/2016 and the complaint was filed on xx/xx/2016. As per collection comment dated xx/xx/2018, judgment was entered on xx/xx/2017. The sale was scheduled for xx/xx/2018. But, the foreclosure already placed on hold due to the borrower had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018. No further details have been found.
The current bankruptcy status is case dismissed.
As per comment dated xx/xx/2020, the Pre-Foreclosure xx declared on xx/xx/2020 for Coronavirus Disease 2019 Pandemic starting on xx/xx/2020. No further details have been found.
Comment dated xx/xx/2020 states that the subject property is owner occupied and the borrower wants to keep it.

Foreclosure Comments:The foreclosure was re-initiated on the property under Instr# xx. As per the foreclosure doc located at “xx”, file was referred to attorney on xx/xx/2016 and the complaint was filed on xx/xx/2016. As per collection comment dated xx/xx/2018, judgment was entered on xx/xx/2017. The sale was scheduled for xx/xx/2018. But, the foreclosure already placed on hold due to the borrower had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018. No further details have been found.
Bankruptcy Comments:As perxx records the debtor “xx” had filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2018 with the secured claim amount of xx and the arrearage amount of xx. The schedule D of xxx shows secured claim is in the amount of xx. But, the value of collateral & unsecured portion has not been mentioned. The amended chapter 13 plan dated xx/xx/2018 was confirmed on xx/xx/2018. Bankruptcy was dismissed on xx/xx/2018.	The loan was modified between the borrower “xx and lender “xx” on the effective date of xx/xx/2010 with the new modified principal balance of xx to a step modification and the rate was starting from 2% and borrower had given promise to pay P&I in the amount of $xxx beginning on xx/xx/2010 with a new maturity date of xx/xx/2050. The rate changes in 4 steps ending at 4.375%.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to title report dated xx/xx/2020, the subject xx originated on xx.00, recorded on xx/xx/2007 has been active on the title.
Chain of assignment is complete.

Active judgment or liens are as follows:
1. There is a credit card judgment against borrower,xxin the favor of xx. for the amount of $xxxcorded on xx/xx/2013.
2. There is another credit card judgment against borrower,xxin the favor of xx for the amount of $xxxcorded on xx/xx/2016.

The 2019 real estate taxes are paid on xx/xx/2019 and there are no prior year real estate delinquencies.	According to the payment history as of xx/xx/2020, the borrower has been delinquent with payment from the past 3 months. The last payment was received on xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:Loan is currently in bankruptcy. As per payment history, the borrower has been delinquent with payment from the past 3 months. The last payment was received on xx/xx/2020 and the next due date for payment is xx/xx/2020.
No evidence of litigation was found.
No evidence of damage or repair was found.

According to servicing comment dated xx/xx/2020, the borrower had been impacted due to corona virus which resulted into loss of income. The borrower had called several agencies for assistance (Forbearance). The borrower hopes that she would recover from the hardship in 3 months. No other information was found.

Foreclosure Comments:According to servicing comments, the foreclosure action was initiated. However, the complaint filing date is unable to be determined. The foreclosure has been on hold due to bankruptcy filed by the borrower under chapter 13 on xx/xx/2017.
Bankruptcy Comments:As per review of xx, borrower had filed bankruptcy on xx/xx/2017 under chapter 13 case #xx.
The POC was filed on xx/xx/2017 for the secured claim in the amount of xx and arrearage amount is xx.
This bankruptcy plan was confirmed on xx/xx/2017.  As per confirmed plan xx/xx/2017, the debtor will pay the sum of $xxx Monthly for 36 months. Plan payments will increase by $xxx month April 2019. The debtor will make all post-xx xx payments directly to each xx creditor.
As per modification agreement, the loan was modified on xx/xx/2016 with new UPB in the amount of xx. This UPB to be paid with fixed interest at the rate of 4.250% by making monthly installment of $xxx from xx/xx/2016. The new maturity date will be xx/xx/2056.	Initial Escrow Acct Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE risk indicator is moderate due to failure of following test.

This loan failed the TILA foreclosure finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data:xx Comparison Data:xx Variance:-$xxx

The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is
								understated by more than $xxx* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the xx was originated on xx. The chain of xx assignment is incomplete. Currently, the xx is withxxxxx Trust , xx, as xx. No active judgments or liens have been found. First and second xx taxes of 2018 have been paid in the total amount of $xx.	The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The loan is in delinquency for 7 month. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2019. The current P&I is $xxx and interest rate is 4.50%. The current unpaid principal balance reflects in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy. The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The loan is in delinquency for 7 month. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2019. The current P&I is $xxx and interest rate is 4.50%. The current unpaid principal balance reflects in the amount of xx. According to the xx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. xx was filed on xx/xx/2018. Amended POC was filed by xx Financial xx on xx/xx/2018, in the secured claim amount of xx and an arrearage in the amount of $xxx82. Chapter 13 plan was filed on xx/xx/2014 which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xxx00 and regular payment will be paid in the amount of $xxx monthly. This plan was confirmed on xx/xx/2018. As per comment dated xx/xx/2018, the foreclosure was started by referring to attorney on xx/xx/2017. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018. According to collection comment, no damages or repairs have been found. As per collection comment dated xx/xx/2020, the Pre-Foreclosurexxdeclared on xx/xx/2020 for Corona virus Disease 2019 Pandemic starting on xx/xx/2020. However, unable to determine whether the borrower’s income has been affected by Covid-19 from available collection comments. At time of origination Borrower is working as Service Acct Manager at “xx” for 20 years 1 month.
Foreclosure Comments:As per comment dated xx/xx/2018, the foreclosure was started by referring to attorney on xx/xx/2017. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018.
Bankruptcy Comments:According to thexx (borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. POC was filed on xx/xx/2018. Amended POC was filed byxx on xx/xx/2018, in the secured claim amount of xx and an arrearage in the amount of $xxx82. Chapter 13 plan was filed on xx/xx/2014 which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xxx00 and regular payment will be paid in the amount of $xxx monthly. This plan was confirmed on xx/xx/2018.	Not Applicable	Hazard Insurance	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan does not qualify for a safe harbor level of compliance with the qualified xx rule as the loan is failed for QM safe Harbor threshold test as APR (xx%) is exceeded APOR (xx%) by 0.796%. The APR threshold is 4.990% and the subject loan is escrowed one. Qualified xx Safe Harbor Threshold: FAIL Charged: xx% Allowed: xx% Over by: +xx%"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "The loan failed the prohibited fees test. Iowa loans may fall into more than one loan category at the same time. A fee is allowed if authorized by one or more statutes that apply. Otherwise fees are prohibited: If the loan is a Consumer Loan (Iowa Code §537.1301(15)) it may charge an "additional charge". (Iowa Code §537.2501 and §537.2507). If the loan is a Home Acquisition Loan (Iowa Code §535.8(1)) the lender may collect fees as allowed by statute. (Iowa Code §535.8(4), Gardin v. Long Beach xx Co. 661 N.W.d2 193) If the loan is a Home Equity Line of Credit (Iowa Code §535.10(1)) the lender may collect fees as allowed by statute. (Iowa Code §535.10(3); §535.8(4), and Gardin v. Long Beach xx Co. 661 N.W.d2 193)"
* Loan does not conform to program guidelines (Lvl 3) "Missing Verbal Verification of Employment"	* Higher Price xx Loan (Lvl 2) "This loan failed the higher-priced xx loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced xx loan, as defined in Regulation Z and the subject loan is escrowed one. While the higher-priced xx loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced xx loans even if the additional conditions are met. Higher-Priced xx Loan Test: FAIL Charged: 5.786% Allowed: 4.990% Over by: +0.796%"
								* Missing proof of hazard insurance (Lvl 2) "Proof of hazard insurance is missing in the loan file."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2020 shows that the xx was originated on xx.xx (borrower) and (lender) xx, in the amount of xx. The subject xx was recorded on xx/xx/2003 with the instrument # xx The chain of the assignment has been completed. The current assignment is with xx The first installments of combined taxes for the year of 2019 have been paid in the amount of $xxxe second installments of combined taxes for the year of 2019 are due in the amount of $xxx the due date of xx/xx/2020. The current ownership is vested in the name of xx (borrower).	The payment history dated xx/xx/2020 shows that the borrower is delinquent for 7 months and next payment due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of P&I $xxx and PITI of $xxx, which was applied for the due date on xx/xx/2019.The current UPB is in the amount of xx.	Collections Comments:The review of comment history shows that the loan is in active bankruptcy. The reason for default is curtailment of income. The property has been occupied by the unknown party. The xxx Report dated xx/xx/2019 (Located- 9805299071) states that the roof, gutter, siding, driveway was damaged. The estimated amount of damage is $xxx The current status of repairs has not been found. The borrowerxxhad filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2018. The plan was confirmed on xx/xx/2018. The comment history dated xx/xx/2020, thexx declared on xx/xx/2020 for Corona virus Disease 2019 pandemic starting on xx/xx/2020. The borrower has stopped paying his monthly payment from xx/xx/2019. Unable to be determined whether the borrower had affected by Covid or not.
Foreclosure Comments:As per collection comments, foreclosure were initiated and the file was refer to an attorney on xx/xx/2017 and the complaint was filed on xx/xx/2018. Later on the foreclosure process kept on hold due to bankruptcy filed dated on 0xx/xx/2018. No more comments have been found regarding foreclosure process.
Bankruptcy Comments:The borrowerxx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2018. The plan was confirmed on xx/xx/2018. The POC was filed on xx/xx/2018, the amount of claim is xx and amount of arrearage is xxThe schedule D of xxx shows the amount of claim without deducting the value of collateral is xx and the value of property is xx. There is no any evidence of cram down.	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in state of Ohio. The following state required disclosures are missing namely as 1. Equal Credit Availability Notice 2. Insurance Tying Disclosure 3. Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$4,500.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the Updated title report dated xx/xx/2020 reflects that the subject xx was originated on xx. in the amount of xx, which was recorded on xx/xx/2004 Instrument# | Book/Page# xx
The chain of the assignment has been completed. Currently, the xx assignment is withxx which was recorded on xx/xx/2018.
No active liens and judgments have been found against the borrower and the property.
Annual xx taxes for the year of 2019 have been paid on xx/xx/2019 in the amount of $xxx prior year’s delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2020, the borrower is currently delinquent for 3 months with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx which includes P&I $xxx with the rate of interest 2.000%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in Bankruptcy. As per the payment history as of xx/xx/2020, the borrower is currently delinquent for 3 months with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx which includes P&I $xxx with the rate of interest 2.000%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.
No comments have been found regarding reason for default.
As per comment dated xx/xx/2019, the loan was modified.  The new modified principal balance as per modification is in the amount of xx with interest rate starting at 2.000 % and the borrower promises to pay P&I in the amount of $xxx. The maturity date as per modification is xx/xx/2057. This loan was modified once.
According to servicing comment dated xx/xx/2018, the foreclosure was initiated against the subject property. The file was referred to attorney on xx/xx/2015. The complaint was filed on xx/xx/2016. The Judgment was entered on xx/xx/2016. However, the foreclosure was put on hold as the borrower filed for bankruptcy. no further details have been found.
According to the xx report, the borrower xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. The loan is in active bankruptcy.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Update:
No any additional information found in recent collection comments.
Foreclosure Comments:According to servicing comment dated xx/xx/2018, the foreclosure was initiated against the subject property. The file was referred to attorney on xx/xx/2015. The complaint was filed on xx/xx/2016. The Judgment was entered on xx/xx/2016. However, the foreclosure was put on hold as the borrower filed for bankruptcy. no further details have been found.
Bankruptcy Comments:According to thexx report, the borrower “xx.” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. The POC was filed by the creditor “xx Financial xx” on xx/xx/2018 with the POC amount of xx and the amount of arrearage is xx. As per the order confirming chapter 13 plan (Doc # xx) the debtor was supposed to pay to the trustee in the amount of $xxx55 for the period of 1 to 5 months, $xxx18 for the period of 6 to 15 months and $xxx18 for the period of 16 to 60 months under Amended Chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. However, the unsecured portion is $xxxomment has been found indicating a cram-down.  The loan is in active bankruptcy.
According to the modification agreement, the loan was modified on xx/xx/2019 between the borrower xx (Lender). The new modified principal balance as per modification is in the amount of xx with interest rate starting at 2.000 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2019. The maturity date as per modification is xx/xx/2057. This loan was modified twice.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following required state disclosures are missing from the loan file.

1.Anti-Coercion Notice
2.Title Insurance Disclosure
3.Radon Gas Disclosure
4.Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final Truth in Lending disclosure is not hand dated by borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 which was recorded on xx/xx/2006 with xx as nominee for xx
The chain of assignment has been completed. Currently, the assignment is with “xx” which was recorded on xx/xx/2019.
There is an active junior xx which was originated on xx.10 withxx
Annual Town taxes for the year of 2019 have been paid in the amount of $xxxNo prior delinquent taxes have been found.
According to the review of the payment history as of xx/xx/2020, the borrower is delinquent for 10 months with the loan and the next due date for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of PITI $xxx which was applied for the due date of xx/xx/2019. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:The current status of the loan is in delinquent under bankruptcy.
According to the review of the payment history as of xx/xx/2020, the borrower is delinquent for 10 months with the loan and the next due date for the regular payment is xx/xx/2019.  The last payment was received on xx/xx/2020  in the amount of PITI $xxx which was applied for the due date of xx/xx/2019.  The UPB reflected in the latest payment history is in the amount of xx.
According to xxx Report dated xx/xx/2019 located at “xx”, the subject property is owner occupied and in average condition. No damages have been observed.

Foreclosure Comments:According to servicing comments , the foreclosure was initiated and referred to attorney on xx/xx/2019.However, the foreclosure was put on hold as the borrower had filed bankruptcy under chapter-13  with the case# xx on xx/xx/2019 and the date of last filing is xx/xx/2020.
Bankruptcy Comments:The borrower xxx had filed Bankruptcy under chapter-13 with the case# xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The POC filed on xx/xx/2019 with amount of secured claim is xx and arrearage amount of $xxx52. The BK case is active and the date of last filing is xx/xx/2020.	The loan modification agreement was made between (borrower)xx and (Lender) xx. on xx/xx/2019.The borrower promises to pay the new UPB in the amount of xx with step interest rate starting from 2.875% which is step up in 3 steps and ending at interest rate 6.875% and the starting P&I is in the amount of $xxx beginning from xx/xx/2019 till the maturity date xx/xx/2059	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Michigan State. The following required state disclosures are missing from the loan file.
1. MI Borrower's Bill of Rights
2. MI Consumer Caution and Homeownership Counseling Notice
3. Choice of Insurance Agent"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020 the subject xx was originated on xx.00 and was recorded on xx/xx/2002. The chain of the assignment has not been completed and currently the assignment is with xx, and was recorded on xx/xx/2020. However, it should be with thexx. The subject xx is at second lien position as there is a prior xx which is active on the subject property recorded on xx/xx/2002 in the favor ofxx for the amount of $xxx subject xx was originated on xx. There is an activexxlien against the borrower for the amount of $xxx4.04 which is held by Department ofxx and was recorded on xx/xx/2013. The 2019/2020 combined first and second installment taxes have been paid in the total amount of $xxxprior year’s delinquent taxes have been found.	The payment history as of xx/xx/2020 reveals the loan has been in delinquency from 27 months with the loan and the next due date for the payment is xx/xx/2018. The last payment was received by the borrower in the amount of $xxx xx/xx/2020 which was applied to the due date xx/xx/2018. The current P&I is $xxxITI is $xxxd the rate of interest is 6.500%. The Unpaid Principal Balance is in the amount of xx till the due date xx/xx/2018.	Collections Comments:The current legal status of the loan is bankruptcy delinquent and the next due date for the payment is xx/xx/2018. The last payment was received by the borrower in the amount of $xxx xx/xx/2020 which was applied to the due date xx/xx/2018. The current P&I is $xxxITI is $xxxd the rate of interest is 6.500%. The Unpaid Principal Balance is in the amount of xx till the due date xx/xx/2018. Evidence of Foreclosure has been found in the servicing comment. As per servicer tape the FC file was referred to attorney. Thexxattached with updated title report dated xx/xx/2020 shows complaint was filed with case#xx on xx/xx/2012. No further information has been provided regarding this foreclosure case. However, the xxl filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. The debtor was dismissed for failure to make plan payments on xx/xx/2020. No further information is available. As per the collection comment dated xx/xx/2020, thexx was declared on xx/xx/2020 for Coronavirus Disease 2019 pandemic which started on xx/xx/2020. However, unable to determine whether the borrower’s income has been affected by Covid-19 from available collection comments. The reason for default is unable to determine from the available servicing comments and loan files too. The current employment of the borrower and job type is unable to determine from servicing comment and loan file. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:Evidence of Foreclosure has been found in the servicing comment. As per servicer tape the FC file was referred to attorney. The Lis Pendens attached with updated title report dated xx/xx/2020 shows complaint was filed with case#xx on xx/xx/2012. No further information has been provided regarding this foreclosure case. However, the debtor xxx filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. The debtor was dismissed for failure to make plan payments on xx/xx/2020. No further information is available.
Bankruptcy Comments:According to thexxreport the debtorxx filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. Schedulexxxx dated xx/xx/2019 with doc#xxshows $xxxs unsecured portion out of claim amount of xx and the value of collateral is in the amount of xx. The Proof of Claim has been filed by the creditor xx as Trustee for xx Participation Trust on xx/xx/2019 for the secured claim amount of xx and the amount of arrearage is in the amount of xx. According confirmed plan the debtor has to pay $xxxr month for 2 months, $xxxr 8 months, $xxxr 60 months to the trustee. The debtor was dismissed for failure to make plan payments on xx/xx/2020.	The loan modification agreement was made between the borrower and servicer on xx/xx/2013. The Unpaid Principal Balance is in the amount of xx and the borrower has promises to pay $xxx at the rate of 2.00% which will step up in three steps up to 6.5%. The payment begins from xx/xx/2013 to xx/xx/2053. This modification does not contain balloon provision.	Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located. This loan failed the prepayment term test. The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located. This loan failed the prepayment penalty term test. (Freddie Mac Industry Letter xx/xx/2009) The loan is a primary residence loan that charges a prepayment penalty with a term exceeding 3 years."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located. This loan failed the prepayment term test. The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located. This loan failed the prepayment penalty term test. (Freddie Mac Industry Letter xx/xx/2009) The loan is a primary residence loan that charges a prepayment penalty with a term exceeding 3 years. This loan failed the prepayment penalty term test. (xx Industry Letter xx/xx/2009) The loan is a primary residence loan that charges a prepayment penalty with a term exceeding 3 years."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of service transfer is missing from the loan files."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.xxhe chain of assignment has not been completed as the xx is currently withxxxxx Trustxxinstead of the current assignee xxx Funds.
There is one junior xx which was recorded on xx/xx/2007 under instru#xxin the amount of xx in favor of xx
There is one junior xx which was recorded on xx/xx/2008 under instru# xx in the amount of in favor of xx. The foreclosure proceedings were initiated on the subject property by junior xx holder
 xx, successor in interest to . As per lis pendens located at xxthe complaint was filed on xx/xx/2013 with case#F-xx. At the time of foreclosure initiation subject xx holder wasxx a division of  xx of Indiana and the Notice was not served to the subject creditor.  The foreclosure Judgment and Writ Notice was given on xx/xx/2013. No further details have been found regarding the foreclosure proceedings. Need further investigation.
There are 3xx liens against the borrower in the total amount of xx in favor ofxx which were recorded on xx/xx/2016, xx/xx/2016 and xx/xx/2017.
According to updated title report dated xx/xx/2020 there are multiple State Tax Liens against the name of borrower.
First was recorded on xx/xx/2019 in favor of Division of Taxation in the amount of $xxxnd was recorded on xx/xx/2006 in favor of Division of xxn the amount of $xxxtiple were recorded on xx/xx/2010 in favor of State of xx and the placeholder amount mentioned as $xxxe are multiple judgments against the name of borrower which were recorded in between in favor of multiple plaintiffs and the placeholder amount mentioned as $xxxis one credit card judgment in the amount of xx which was recorded on xx/xx/2013.
There is one child support lien in the amount of $xxx was recorded on xx/xx/2009.
There is 1 civil judgment in the amount of $xxx was recorded on xx/xx/2017.
There is one xx in the amount of $xxx was recorded on xx/xx/2010.
The utility charges for 2019/2020 have been delinquent in the total amount of $xxxayable through the date of xx/xx/2020.
The annual combined taxes of 2019 have been paid in the total amount of $xxxrior year delinquent taxes have been found.

As per available payment history as of xx/xx/2020 the loan is in delinquency for 2 months. The last payment was received on xx/xx/2020 in the amount of $xxx P&I $xxxrate of interest 2.50% for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB is in the amount of xx and the deferred balance is xx.	Collections Comments:The loan is active in bankruptcy. The loan is in delinquency for 2 months. The last payment was received on xx/xx/2020 in the amount of $xxx P&I $xxxrate of interest 2.50% for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB is in the amount of xx and the deferred balance is xx.
The loan has been modified once since origination. The latest modification agreement was made on xx/xx/2019 with step amortization. The new principal balance is xx. The rate was started from 2.50% with P&I $xxxrst payment had begun from xx/xx/2019 and ends with the maturity date of xx/xx/2059. The rate changes in 3 steps ending at the rate of interest 3.73% and P&I $xxxnder agreed to defer the principal balance in the amount of xx hence the interest bearing amount is xx.
The debtor’s, xx had filed the bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The plan was confirmed on xx/xx/2020. The POC was filed by subject creditor xxx xx Trust, xxx, As Trustee forxx Participation Trust on xx/xx/2019 with the claim amount of xx and the amount of arrearage is xx. As per amended plan dated xx/xx/2020 the subject claim has treated as general unsecured claim and value of collateral mentioned as xx. The last filing date of document is xx/xx/2020.
As per collection comment dated xx/xx/2018 the foreclosure proceedings were initiated on the property and the file was referred to attorney on xx/xx/2018. The complaint was filed on xx/xx/2018. As per comment dated xx/xx/2019 the judgment was entered on xx/xx/2019 with the amount of xx. The comment dated xx/xx/2019 states that the sale scheduled for xx/xx/2019 adjourned to xx/xx/2019 due to bankruptcy filing. The debtor’s, " xx” had filed the bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The loan is in active bankruptcy. As per comment dated xx/xx/2019 the foreclosure case was closed and the comment dated xx/xx/2019 shows that FC was dismissed due to modification. No further details have been found regarding the foreclosure proceedings.

As per comment dated xx/xx/2020 borrower has been impacted by Covid-19. Borrower stated that he was not unemployed but income has reduced. The payment suspension forbearance plan for 3 months has been approved which has begun from xx/xx/2020. As per amended Notice of xx Forbearance dated xx/xx/2020 (xx) filed under bankruptcy shows that the debtor has been impacted by Covid-19 and the creditor that would come due on the subject xx loan starting xxx, 2020 through xxx, 2020. The debtor would resume the payments begun from xx/xx/2020 with the monthly payment of $xxxr comment dated xx/xx/2020 the reason for default is loss of income.
Foreclosure Comments:As per collection comment dated xx/xx/2018 the foreclosure proceedings were initiated on the property and the file was referred to attorney on xx/xx/2018. The complaint was filed on xx/xx/2018. As per comment dated xx/xx/2019 the judgment was entered on xx/xx/2019 with the amount of xx. The comment dated xx/xx/2019 states that the sale scheduled for xx/xx/2019 adjourned to xx/xx/2019 due to bankruptcy filing. The debtor’s, " xx” had filed the bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The loan is in active bankruptcy. As per comment dated xx/xx/2019 the foreclosure case was closed and the comment dated xx/xx/2019 shows that FC was dismissed due to modification. No further details have been found regarding the foreclosure proceedings.
Bankruptcy Comments:The debtor’s, "xx” had filed the bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The plan was confirmed on xx/xx/2020. The POC was filed by subject creditor xxx xx Trust, xxx, As Trustee forxx Participation Trust on xx/xx/2019 with the claim amount of xx and the amount of arrearage is xx. As per amended plan dated xx/xx/2020 the subject claim has treated as general unsecured claim and value of collateral mentioned as xx. As per amended Notice of xx Forbearance dated xx/xx/2020 (xx) the debtor has been impacted by Covid-19 and the creditor that would come due on the subject xx loan starting xxx, 2020 through xxx, 2020. The debtor would resume the payments begun from xx/xx/2020 with the monthly payment of $xxxotice is intended to disclose a temporary forbearance of the Debtors’ obligation to remit post-xx payments for the forbearance period. The last filing date of document is xx/xx/2020.	The loan has been modified once since origination. The latest modification agreement was made on xx/xx/2019 with step amortization. The new principal balance is xx. The rate was started from 2.50% with P&I $xxxrst payment had begun from xx/xx/2019 and ends with the maturity date of xx/xx/2059. The rate changes in 3 steps ending at the rate of interest 3.73% and P&I $xxxnder agreed to defer the principal balance in the amount of xx hence the interest bearing amount is xx.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
xx Insurance
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk Indicator is Moderate as this loan failed ARM Rate Adjustment Cap Test & TILA APR test.
APR updated as 0.00% as Final TIL is missing from the loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the ARM rate adjustment cap test. The loan failed the ARM rate adjustment cap test due to one or more of the following findings: The loan is a one or three-year adjustable rate xx and the initial or subsequent adjustment caps exceed 1%; or The loan is a five, seven, or ten-year adjustable rate xx and the initial or subsequent adjustment caps exceed 2%; or The initial adjustment period exceeds 126 months. The FHA does not offer a hybrid ARM loan program with an initial adjustment period that exceeds 126 months."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL Loan Data 0.000% Comparison Data: 2.825% Variance:-2.825%

This loan failed the TILA APR test. The annual percentage rate (APR) is xx%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is FHA Loan and required MI certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report at the origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report prior to closing is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from loan files."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. The chain of assignment is incomplete as the assignment of xx is currently with the “xxt”. There are two active civil judgments against the xxin the total amount of $xxx.19 which was recorded on xx/xx/2014 and xx/xx/2020 in favour of xx xx (USA), xx and State of Louisiana, Division ofxx. There is an active Code Enforcement lien against the subject property in the amount of $xxxhich was recorded on xx/xx/2008 in book/Pg#xx in favour of xx/State of LA. There is an active State tax Lien against the xx in the amount of $xxxich was recorded on xx/xx/2010 in favour of xx. The supporting Document is attached with the updated title report but, there is no SSN # ofxxl to verify whether this lien is against the borrower or not. Annual combined tax for the year of 2020 has been paid on xx/xx/2020 in the amount of $xxx	As per the review of payment history as of xx/xx/2020, the borrower is currently delinquent for 4 months and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2019. The current P&I is $xxx and an interest rate of 2.500%. The UPB is reflected in the payment history is in the amount of xx.	Collections Comments:The loan is currently in Bankruptcy. The borrower is currently delinquent for 4 months and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2019. The current P&I is $xxx and an interest rate of 2.500%. The UPB is reflected in the payment history is in the amount of xx. The latest 24 months collection comment does not reflect the foreclosure activity. The borrower xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2016. The date of last filing is on xx/xx/2020. Currently the loan is in an active bankruptcy. This Step modification agreement was made on xx/xx/2019. The unpaid principal balance is xx with interest rate 2.500 % which steps up in 3 steps ending at 4.370%. The reason for default is illness of the borrower’s family. The borrower intends to keep the property. As per the collection comment dated xx/xx/2020, the subject property is owner occupied. As per the xxx Report dated xx/xx/2019, the subject property is in average condition. No damage and repairs have been found. As per the collection comment dated xx/xx/2020, the Moratorium Fema Disaster declared on xx/xx/2020 for Coronavirus Disease 2019 pandemic which was started on xx/xx/2020. However, unable to determine whether the borrower had opted this plan or not.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx, the borrowerxxhad filed bankruptcy under chapter-13 with the case# xx on xx/xx/2016. The POC was filed by xx xx xxx, xx, d/xx/a christiana trust on xx/xx/2016, the amount claim is xx and the arrearage amount is xx. The chapter 13 plan was confirmed on xx/xx/2019. The order of chapter 13 plan was filed on xx/xx/2016 it states that the chapter 13 plan was confirmed. As per the chapter 13 plan (Doc#3) the debtor sxxpay to the trustee in the amount of $xxx per month for 60 months. The schedule D of the xxx shows the secured claim in the amount of xx with the supporting value of collateral is xx; therefore the unsecured amount is xx. The date of last filing is on xx/xx/2020. Currently the loan is in an active bankruptcy.

This Step modification agreement was signed between the borrowerxx. on xx/xx/2019. The unpaid principal balance is xx with interest rate 2.500 % which steps up in 3 steps ending at 4.370%. The borrower promise to pay the monthly P&I of $xxx beginning from xx/xx/2019 till the maturity date xx/xx/2059.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test: - On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Louisiana State. The following required state disclosures are missing from the loan file. 1. Authorization Fees, Charges and Expenses for Federally Related xx Loans 2. Anti-Tying Disclosure 3. Financial Institution Choice of Insurance Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of assignment has been completed. The current assignee isxx, which was recorded on xx/xx/2019.
There is a junior xx against the subject property in the favor ofxx, N.A, in the amount of xx which was recorded on xx/xx/2007.
There is anxxlien in the favor of Department of thexx, in the amount of xx which was recorded on xx/xx/2016.
The combined tax for the year 2020 have been paid in the total amount of $xxx prior year’s delinquent taxes have been found.
The payment history as of xx/xx/2020 shows that the borrower is delinquent for 57 months and the next payment due date is xx/xx/2015. The last payment received information is not available. The current UPB reflected in the payment history is in the amount of xx.7 till the due date of xx/xx/2015.	Collections Comments:As per the collection comments the loan is in active bankruptcy. Foreclosure has been referred to attorney and complaint has been filed on xx/xx/2019, Judgment has been entered on xx/xx/2019, sale date is scheduled for xx/xx/2020, Borrower filed chapter 13 bankruptcy on xx/xx/2020 with the case #xx and the plan is not yet confirmed. Schedule-xx as unsecured portion out of the claim amount $xxxnot see comments indicating a cram down. The POC has been filed on xx/xx/2020 with the secured claim amount of $xxx the arrears of $xxxer the review of payment history the current UPB xx. The last payment was made in the amount of $xxx81 which has been applied for the due date of xx/xx/2015, the loan is next due for xx/xx/2015. The borrower is 57 months behind his regular payments.

Update:
As per the servicing comment dated xx/xx/2023, the subject property is owner occupied.
As per servicing comment dated xx/xx/2023, a new bankruptcy was found with Case# xx with Ch. 13, which was cancelled on xx/xx/2023.

Foreclosure Comments:As per the collection comments xx/xx/2019, the foreclosure was initiated in 2016 and the file was referred to an attorney on xx/xx/2016. As per Updated title report, the complaint was filed on xx/xx/2019. As per comment history dated xx/xx/2019 & xx/xx/2020, the judgment was entered on xx/xx/2019 and the sale was scheduled on xx/xx/2020; however, it was put on hold as the borrower had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2020  and the plan is not yet confirmed. The date of last filing is xx/xx/2020.
Bankruptcy Comments:The borrower xxhad filed the bankruptcy under chapter 13  with the case #xx on xx/xx/2020 and the plan is not yet confirmed. The POC was filed on xx/xx/2020 with the secured claim amount of $xxx the amount of arrearage was $xxxedule-D in xxx shows xx as unsecured portion out of the claim amount xx. The value of collateral is xx. Did not see comments indicating a cram down.
The date of last filing is xx/xx/2020.	This modification agreement was signed between the borrowerxx on xx/xx/2014.
The unpaid principal balance was xx with an interest rate of 4.00%. The borrower promises to pay the monthly P&I of $xxx81 beginning from xx/xx/2014. The maturity is xx/xx/2054.
Also, there is a modification addendum located at (xx)	Affiliated Business Disclosure	2: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business form is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrowers."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx." for the amount of xx which was recorded on xx/xx/2007.
There is state tax lien against the borrower with the favor of xx for the amount of $xxxxx/xx/2010.
There is credit card judgment against the borrower with the favor of xx Funding xx for the amount of $xxxxx/xx/2010.
The chain of assignment has not been completed. Currently, the assignment is from xxwhich was recorded on xx/xx/2019. The assignment is missing to Lonestar.
First and second installments of Town taxes for the year of 2020 have been paid in the amount of $xxxxx/xx/2020 and $xxxxx/xx/2020.
Third and Fourth installments of town taxes for the year of 2020 have been paid in the amount of $xxxxx/xx/2020 and $xxxxx/xx/2020.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 1 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx94 which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 2.500%.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx94 which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 2.500%. The loan was modified. As per the comment dated xx/xx/2019, the foreclosure sale date postponed from xx/xx/2019 to xx/xx/2019. The current sale date was scheduled on xx/xx/2019. However, the foreclosure was put on hold due to borrower has filed bankruptcy on xx/xx/2019. No further details have been found regarding the foreclosure. The borrowerxx had bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The POC was filed by creditor xxx on xx/xx/2019 for the secured claim amount is xx and arrearage amount is $xxxver, the POC deadline dated xx/xx/2019. The chapter 13 plan was filed on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The modified chapter 13 plan was filed on xx/xx/2019 and the plan was confirmed on xx/xx/2020. The debtor was promise to pay for trustee in the amount of xx paid to date, $xxx for 47 months beginning on xx/xx/2020. The chapter 13 trustees annual report dated xx/xx/2020, the xx arrearage has been paid in the amount of $xxx48. The schedulexxshows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. The dated of last filing is xx/xx/2020. As per the collection comment dated xx/xx/2020, the Moratoriuxxas declared on xx/xx/2020 for Coronavirus Disease 2019 pandemic which started on xx/xx/2020. However, unable to determine whether the borrower’s income has been affected by Covid-19 from available collection comments. As per the comment dated 1xx/xx/2019, the subject property is owner occupied. The reason for default is unable to be determined. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Foreclosure Comments:As per the comment dated xx/xx/2019, the foreclosure sale date postponed from xx/xx/2019 to xx/xx/2019. The current sale date was scheduled on xx/xx/2019. However, the foreclosure was put on hold due to borrower has filed bankruptcy on xx/xx/2019. No further details have been found regarding the foreclosure.
Bankruptcy Comments:The borrowerxx had bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The POC was filed by creditor xxx on xx/xx/2019 for the secured claim amount is xx and arrearage amount is $xxxver, the POC deadline dated xx/xx/2019. The chapter 13 plan was filed on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The modified chapter 13 plan was filed on xx/xx/2019 and the plan was confirmed on xx/xx/2020. The debtor was promise to pay for trustee in the amount of xx paid to date, $xxx for 47 months beginning on xx/xx/2020. The chapter 13 trustees annual report dated xx/xx/2020, the xx arrearage has been paid in the amount of $xxx48. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. The dated of last filing is xx/xx/2020.	The loan was modified twice since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2019 between the borrower "xx.”. As per the modified terms, the new principal balance is xx. There are 4 steps of modification. The borrower has promised to pay, first in the amount of $xxx with the interest rate of 2.500% beginning on xx/xx/2019, second in the amount of $xxx with the interest rate of 3.500% beginning on xx/xx/2024, third in the amount of $xxx with the interest rate of 4.500% beginning on xx/xx/2025, and the last in the amount of $xxx with the interest rate of 4.750% beginning on xx/xx/2026 till maturity date of xx/xx/2059.

Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per Final Application, the total monthly income is $xxx67 and the total monthly expense is $xxx81. However, the DTI is exceeds than the 60%."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
1. NJ Application Disclosure
2. Delivery Fee Authorization
3. NJ Attorney Disclosure
4. Unacceptability of Insurance Notice
5. Attorney Disclosure II
6. Tax Bill Information
7. Private Well Testing
8. Lock-In Agreement
9. Commitment Disclosures
10. Choice of Insurer Disclosure
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "ROR date is xx/xx/2007 which is different from the note date is xx/xx/2007."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with Professional xx Partners, xx., An Illinois xx. The chain of assignment has not been completed. Currently, the assignment is fromxxNational xx Association toxx. The assignment should be with xxs. There is one junior xx was originated on xx.00 with xx Active liens and judgments against the borrower: Civil judgment against the borrower was recorded on xx/xx/2011 in the amount of $xxxfavor of xx xx (USA), xx successor in interest to xx xx. There is a xx lien against the subject property in the amount of $xxxfavor of Thexx which was recorded on1/xx/2020. 1st installment xx tax for the year 2019 has been paid in the amount of $xxxxx/xx/2020. 2nd installment xx tax for the year 2019 is due in the amount of $xxxxx/xx/2020. No prior years of delinquent taxes have been found.
As per the review of payment history as of xx/xx/2020, the borrower is currently delinquent for 21 months and next due date is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxxich was applied for the due date of xx/xx/2018. The current P&I is $xxx and PITI is $xxxhe UPB is reflected in the payment history is in the amount of xx.
Collections Comments:The loan is currently in bankruptcy. According to the payment history as of xx/xx/2020, the borrower is delinquent for 21 months. The last payment was received on xx/xx/2020 which was applied to xx/xx/2018. The next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx25. The UPB reflected as per the tape data is in the amount of xx. The loan modification agreement was made on xx/xx/2016 between the borrowerxx As per the comment dated xx/xx/2019, the reason for default is marital difficulties. No latest servicing comment or xxx Reports have been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found. As per the review of payment history and servicing comments no evidence has been found stating that the borrower income is impacted due to COVID-19.
Update:
As per the servicing comment dated xx/xx/2024, the new scheduled end date of xx is xx/xx/2024.
Foreclosure Comments:The foreclosure was initiated. As per the comment dated xx/xx/2019, the file was referred to an attorney on xx/xx/2018. The complaint was filed xx/xx/2018. As per the comment dated xx/xx/2019, the judgment was entered on xx/xx/2019. However, as per the comment dated xx/xx/2019, the foreclosure sale scheduled on xx/xx/2019 and cancelled due to the borrower had filed bankruptcy on xx/xx/2019.
Bankruptcy Comments:According to thexx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The plan was confirmed on xx/xx/2020. The POC was filed by xxx on xx/xx/2019 with the secured amount of xx and the arrearage amount is xx. The Schedulexxxx shows the claim amount without deducting the value of collateral in the amount of xx, the value of collateral is xx. Hence, the unsecured portion is in the amount of xx. The chapter 13 plan was confirmed on xx/xx/2020 and the debtor sxxpay P&I to the trustee in the amount of $xxx00 for 60 months. The motion for relief was filed on xx/xx/2019. The date of last filing is xx/xx/2020.	The loan modification agreement was made on xx/xx/2016 between the borrowerxx. The new principal balance is in the amount of xx and the borrower promise to pay the new P&I $xxx with the interest rate of 4.00% beginning from xx/xx/2016 till the maturity date of xx/xx/2056. The interest bearing amount is xx. Previously the loan was modified in the year of 2011 and 2013. However; the loan was modified in the year 2018 located at “xx” which was not implemented.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file. 1. IL Collateral Protection Insurance Notice 2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, with The Dime xx Of xx xx with Instrument# | Book/Page# xx
The chain of assignment has been completed.
There is an activexx lien in the favor ofxx recorded on xx/xx/2020 in the amount is $xxxhere are two lis pendens for xxl lien foreclosure against the subject property which were recorded on xx/xx/2014 and xx/xx/2015 by "xx "and "xx". However, the amount of lien is unable to determine.
There is an active xx Lien (Paving Lien) against the xx in the amount of xx in the favor of xxwhich was recorded on xx/xx/2013.

2nd, 3rd and 4th installment xx tax for the year of 2021 have been due in the amount of $xxxnual Utilities taxes for the year of 2020 have been delinquent in the amount of $xxxch was good through till xx/xx/2020.
According to the payment history as of xx/xx/2020, the borrower has been delinquent for 8 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx01 which was applied for xx/xx/2019.The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in collections and next due date for the payment is xx/xx/2019.
According to the payment history as of xx/xx/2020, the borrower has been delinquent for 8 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx01 which was applied for xx/xx/2019.The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unemployment.
As per the servicing comments, the subject property is owner occupied. No damages or repairs are found.

Foreclosure Comments:As per the servicing comments, the foreclosure was initiated and referred to an attorney on xx/xx/2017. The complaint was filed on xx/xx/2018  However, the foreclosure was put on hold as the borrower had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2018.
Bankruptcy Comments:According to thexx the borrowerxxhad filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2018 and dismissed on xx/xx/2020. The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is xx.

According to the modification, the loan was modified on xx/xx/2019 between the borrowerxxThe borrower promises to pay the new UPB in the amount of xx with step interest rate starting from 2.500% which is step up in 7 steps and ending at interest rate 8.00% and the starting P&I is in the amount of $xxx01 beginning from xx/xx/2019 till the maturity date xx/xx/2059.	Affiliated Business Disclosure HUD-1 Closing Statement Initial Escrow Acct Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "As per HUD-1 settlement(located at "xx"), some point and fees are hand written."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the allowable points and fees test.
The loan exceeds the xxthreshold for primary residences.
The loan exceeds the xx points and fees threshold for primary residences.
This loan failed the points and fees test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx.
The chain of the assignment has not been completed. The latest assignment is with xx, Its Successors and Assigns which was recorded on xx/xx/2019. However, it should be with xx.
No active judgments or liens have been found.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower has been delinquent with the loan for 27 months. The last payment was received on xx/xx/2020 which was applied for xx/xx/2018 and the next due date for the payment is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected is in the amount of xx.

Collections Comments:As per the review of the servicing comments, currently, the loan is in bankruptcy and the borrower has been delinquent with the loan for 27 months. The last payment was received on xx/xx/2020 which was applied for xx/xx/2018 and the next due date for the payment is xx/xx/2018. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected is in the amount of xx.
As per the comment dated xx/xx/2019, the reason for default is medical issue.
The loan modification agreement was made between (borrower) xx. on xx/xx/2017.
As per the latest xxx Report dated xx/xx/2020(located at 980539461), the subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2018 and the complaint was filed on xx/xx/2019. The judgment was entered on xx/xx/2019. The sale has been scheduled for xx/xx/2019. However, the foreclosure was put on hold due to the borrower had file bankruptcy on xx/xx/2019.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter-13 with the case # xx on xx/xx/2019. The POC was filed on xx/xx/2019, with the secured claim amount xx and an arrearage is in the amount of xx. As per the chapter 13 plan, the debtor sxxpay to the trustee the sum of $xxx40 per month for 22 months and $xxx00 for 1 month. The date of the last filing is xx/xx/2020.	This loan modification agreement was made between (borrower)xxon xx/xx/2017.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 3.500% and new P&I is in the amount of $xxx beginning from xx/xx/2017. The maturity is xx/xx/2057. There is no provision for the balloon payment.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx36.
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx36.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxx Missing Required State Disclosures (Lvl 2)     "The subject property is located in Massachusetts. The following disclosures are missing from the loan file.
1. Lead-Based Paint Disclosure
2. Carbon Monoxide Alarms
3. MA Smoke Detector Certificate"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx. which was recorded on xx/xx/2006.

The chain of assignment is completed as the subject xx is currently assigned to “xx” recorded on xx/xx/2019.

Judgments have been found in the updated title report against the subject property:

There is a senior xx active xx in the amount of xx in favor of “xx” recorded on xx/xx/2004.

There are two activexx liens in the total amount of $xxxfavor of “xx” recorded in the year 2015 and 2019. The subject property is located in xx. xx is the state where there is a risk of property to be getting foreclosed due to these unpaid liens.

There is active municipal lien in the amount of $xxxfavor of “xx” recorded on xx/xx/2003.

There is active municipal lien in the amount of $xxxn favor of “xx” recorded on xx/xx/2009.

Furthermore, following junior liens and judgments have been found in the updated title report against the borrower and subject property:

There is an active junior xx in the amount of xx in favor of “xx.” recorded on xx/xx/2006.

There is active civil judgment in the amount of $xxxfavor of “xx” recorded on xx/xx/2014.

There is active PVB judgment in the amount of $xxxfavor of “xx” recorded on xx/xx/2005.

Property tax information is given below:

The 1st installment of Borough taxes for the year 2021 has been in the amount of $xxxe 2nd, 3rd and 4th installment of Borough taxes are due in the total amount of $xxxThe annual utilities taxes for the year 2020 are delinquent in the amount of $xxxch has to be paid on or before xx/xx/2020.	According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 95 months. The last payment received date unable to be determined. The payment applied date was xx/xx/2012 and the next due date for payment is xx/xx/2012. The P&I is in the amount of $xxx72 and PITI is in the amount of $xxx72. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per servicing comments the loan is currently in active bankruptcy. The loan is currently in delinquency for 95 months and the next due for the regular payment is xx/xx/2012. The last regular payment (P&I) was received on xx/xx/2018 in the amount of $xxx72 for the due date of xx/xx/2020. The UPB as of date is in the amount of xx.

No comments regarding property damages have been found in last 24 months servicing comments. No evidences of litigation or contested matter have been found in last 24 months servicing comments. Also, the borrower's employment details are not mentioned in last 24 months servicing comments.

Foreclosure Comments:According to foreclosure miscellaneous located atxx the foreclosure actions were taken on the loan. Foreclosure summons and complaint was filed by thexx (Plaintiff/ Creditor) on xx/xx/2016 and the default judgment of foreclosure was granted by court on xx/xx/2017. The copy of this default judgment is located atxxwhich states that plaintiff cannot foreclose the subject property due to break in chain of title due to which foreclosure came to end. However, no de-acceleration or release document have been found for this foreclosure.

According to servicing comments once again the foreclosure actions have been initiated on the loan with the case#xxThe foreclosure approval and referral was completed on xx/xx/2012 and foreclosure first legal action was taken on xx/xx/2018. However, foreclosure proceedings were put on hold due to bankruptcy filing by the borrower on xx/xx/2018.
Bankruptcy Comments:According toxx(debtor) had filed bankruptcy under chapter 7 with case# xx on xx/xx/2018. The date of last filing is xx/xx/2020. No further evidences are available regarding current bankruptcy status.	Not Applicable	Affiliated Business Disclosure Credit Report HUD-1 Closing Statement Notice of Servicing Transfer	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 point and fees are hand written."	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with xx Home Loans, xx and it was recorded on xx/xx/2007 with Bk/Pg#xx

The chain of assignment has been completed as currently the xx is with current assignee “xx”.

Active judgment & liens as shown below:

1) There are three “xx” for unpaid Municipal taxes were recorded against the property. First Certificate of Tax Sale for 2011 recorded on xx/xx/2012 under certificate# xx in the amount of $xxxhe tax certificate was sold to “xx” on xx/xx/2011. Second Certificate of Tax Sale for 2013 recorded on xx/xx/2014 under certificate# xx in the amount of $xxxe tax certificate was sold to “xx” on xx/xx/2013. Third Certificate of Tax Sale for 2019 recorded on xx/xx/2020 under certificate# xx in the amount of $xxxhe tax certificate was sold to “xx” on xx/xx/2019.

2) There are three civil judgments available in the updated report against the borrower. First one in the favor of xx xx (USA), xx in the amount of $xxxt was recorded on xx/xx/2018, second one in the favor of xx Financial Services in the amount of $xxxt was recorded on xx/xx/2011, third one in the favor of xx Funding xx in the amount of $xxxt was recorded on xx/xx/2011.

4th half combined taxes for the year 2019 have been paid off in the amount of $xxxxx/xx/2019.

1st and 2nd half combined taxes for 2020 have been paid off in the total amount of $xxxxx/xx/2020 & xx/xx/2020 respectively.

3rd half combined taxes for 2020 are due on xx/xx/2020 in the amount of $xxxo any prior year taxes are delinquent as per updated title report.
As per the review of payment history dated as of xx/xx/2020, the borrower is delinquent with the loan for 39 months. The next due date for the payment is xx/xx/2017. The last payment was received on xx/xx/2018 in the amount of $xxx with the interest rate 7.750 % which was applied for due date xx/xx/2017. The UPB as of the data mentioned in the updated payment history is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveals that the loan is in active bankruptcy.
As per the review of payment history dated as of xx/xx/2020, the borrower is delinquent with the loan for 39 months. The next due date for the payment is xx/xx/2017. The last payment was received on xx/xx/2018 in the amount of $xxx with the interest rate 7.750 % which was applied for due date xx/xx/2017. The UPB as of the data mentioned in the updated payment history is in the amount of xx.
The foreclosure was started on the subject property by referring to attorney on xx/xx/2017. As per the lis pendence located at “xx”, complaint was filed on 1xx/xx/2017 under case# xx The service completed on xx/xx/2019. The foreclosure was already on hold due to bankruptcy filing under chapter 13 on xx/xx/2018with the case#xx. Collection comments shows foreclosure was placed on hold due to court delay. Updated report “xx” shows foreclosure dismissal order notice submitted by case xx. As per comment dated xx/xx/2019 foreclosure action has been dismissed for lack of prosecution. No further details have been found.
The reason for default has not been mentioned in the available collection comments.
As per the xxx Report dated xx/xx/2020 located at “xx”, the subject property is owner occupied & is in average condition. No visible damages found to the subject property.

Foreclosure Comments:The foreclosure was started on the subject property by referring to attorney on xx/xx/2017. As per the lis pendence located at xx”, complaint was filed on 1xx/xx/2017 under case# xx The service completed on xx/xx/2019. The foreclosure was already on hold due to bankruptcy filing under chapter 13 on xx/xx/2018 with the case#xx. Collection comments shows foreclosure was placed on hold due to court delay. Updated report “xx” shows foreclosure dismissal order notice submitted by case xx. As per comment dated xx/xx/2019 foreclosure action has been dismissed for lack of prosecution. No further details have been found.
Bankruptcy Comments:As per xxx records the debtors “xx” had filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The subject creditor has not been filed POC yet. The schedulexx shows secured claim is in the amount of xx with the supporting value of collateral is xx, so there is no unsecured amount. The proposed chapter 13 plan filed on xx/xx/2020 has not been confirmed yet. The date of last filing was xx/xx/2020.	Not Applicable	Credit Report HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is available in the loan file which is located at "xx", however; the doc showing incorrect print. Hence, some of the points & fees are unreadable."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
1. NJ Application Disclosure
2. Delivery Fee Authorization
3. NJ Attorney Disclosure
4. Unacceptability of Insurance Notice
5. Attorney Disclosure II
6. Tax Bill Information
7. Private Well Testing
8. Lock-In Agreement
9. Commitment Disclosures
10. Choice of Insurer Disclosure
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. which was recorded on xx/xx/2006.
The chain of the assignment has been completed
There is an active junior xx originated on xx. a xx in the amount of xx

There are seven civil judgments against the borrowerxx in the amount of xx which were recorded on different dates.

There are seven judgments (Divorce (Monetary) Judgment) against the borrower xx and xx, which were recorded on xx/xx/2013, xx/xx/2014.

1st installment of the xx jurisdiction tax of 2020 is due in the amount of $xxxxx/xx/2020.

2nd installment of the xx jurisdiction tax of 2020 is due in the amount of $xxxxx/xx/2020.
No prior year delinquent taxes have been found.

According to the payment history as of xx/xx/2020, the borrower has been delinquent for 14 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2019.The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is active bankruptcy
According to the payment history as of xx/xx/2020, the borrower has been delinquent for 14 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2019.The UPB reflected as per the payment history is in the amount of xx.
As per the xxx Report dated xx/xx/2020, the subject property is owner occupied and in average condition. No damages or repairs are found.

Foreclosure Comments:The foreclosure was initiated and referred to an attorney on xx/xx/2018 and the complaint was filed on xx/xx/2018. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2019.
Bankruptcy Comments:According to thexx, the borrower xxhad filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2019 and plan was confirmed on xx/xx/2019 . The POC was filed on xx/xx/2019 with the claim amount of xx and the arrearage is in the amount of xx.The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is $xxxwever, the unsecured portion is $xxxe is no comment indicating a cram-down.The Bk case is active and date of last filing is xx/xx/2020.

According to the modification, the loan was modified on xx/xx/2013 between the borrowerxx. The modified principal balance is in the amount of xx with interest rate starting at 4.25 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2017 till the maturity date xx/xx/2057.

Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maryland State. The following state disclosures are missing from the loan file.
1. Affidavit of Consideration
2. Affidavit of Disbursement
3. First Time Buyers Affidavit
4. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5. Balloon Payment
6. No Escrow Account
7. Mandatory Binding Arbitration Disclosures
8. Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "As per the supportive Documents, unable to determine the Operative Index value."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the xx was originated on xx.
The chain of xx assignment has been completed. Currently, the xx assignment isxx
No active judgments or liens have been found.
Annual combined taxes of 2019 have been paid in the amount of $xx.	The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2020. The loan is in delinquency for 1 month. The last payment was received on xx/xx/2020 in the amount of $xxx99 and it was applied for the due date of xx/xx/2020. The current P&I is $xxx71 and interest rate is 6.00%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections.
No foreclosure proceedings have been found.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.
At time of origination Borrower is working as Director at xx” for 16 years.
As per comment dated xx/xx/2020, the borrower has rexxed for Covid-19 forbearance plan. Comment dated xx/xx/2020 states that the reason for delinquent is unemployment due to Covid-19. Comment dated xx/xx/2020 states that the 3 months plan was approved from xx/xx/2020 to xx/xx/2020. No further details have been found.

Update:
No any additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Notice of Servicing Transfer	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan does not qualify for a safe harbor level of compliance with the qualified xx rule as the loan is failed for QM safe Harbor threshold test as APR (xx%) is exceeded APOR (xx%) by 0.720%. The APR threshold is xx% and the subject loan is escrowed one.

Qualified xx Safe Harbor Threshold: FAIL     Charged: xx%    Allowed: xx%    Over by: xx%

Initial Disclosure delivery date test is fail because disclosure tracking sheet is missing for Initial CD dated xx/xx/2020."
* Loan does not conform to program guidelines (Lvl 3)     "Tape data states "Note Rate too high to sell to Agencies/Active COVID FB Plan""
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Servicing transfer disclosure to the Borrower(s) on LE dated xx/xx/2019 discloses the loan will not be transferred and the originator will service the loan."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final CD as xx. Calculated Finance Charge is xx for an under disclosed amount of $xxxson for Finance Charge under disclosure is unknown as the Fee Itemization in the file does not clearly identify which fees were calculated as prepaid finance charges and the compliance report in the file excludes all fees except those paid in section A from the finance charges.

SOL of 3 years has expired."
* Higher Price xx Loan (Lvl 2)     "This loan failed the higher-priced xx loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced xx loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced xx loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced xx loans even if the additional conditions are met.

Higher-Priced xx Loan Test: FAIL      Charged: 6.010%      Allowed: 5.290%     Over by: +0.720%."
								* Missing Credit LOX (Lvl 2) "LOX for purpose of Cash out refinance is missing in the loan file."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the xx was originated on xx. The chain of xx assignment has been completed. Currently, the xx is withxx. There is a junior xx open against the property in the favor ofxx in the amount of $xxxch was recorded on xx/xx/2020. There is a abstract of support judgment (child support lien) open against the borrower "xx" in the favor of xx of Alameda which was recorded on xx/xx/2016. SSN given on judgment supporting document does not matches with subject borrowerxx. First and second xx taxes of 2019 have been paid in the total amount of $xx.	The payment history dated as of xx/xx/2020 reveals that the loan is current. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx94 and it was applied for the due date of xx/xx/2020. The current P&I is $xxx96 and interest rate is 3.250%. The current UPB reflects in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections and currently in performing status. The payment history dated as of xx/xx/2020 reveals that the loan is current. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx94 and it was applied for the due date of xx/xx/2020. The current P&I is $xxx96 and interest rate is 3.250%. The current UPB reflects in the amount of xx. No foreclosure proceedings have been found. No bankruptcy filing has been found. At time of origination Borrower is working as Supervisor at “xx” for 18 years. Collection comments are not available as loan is performing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock xx Insurance	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "1. This loan failed the FHA QM rebuttable presumption test since the points and fees exceed the HUD qualified xx points and fees threshold FHA QM Rebuttable Presumption Test: FAIL Charged: xx Allowed: xx Over by: +$xxx17 2. This loan failed the FHA QM safe harbor test. Using the greater of the disclosed and calculated APR, the APR exceeds APR threshold (5.530%) for HUD safe harbor loans. FHA QM Safe Harbor Test: FAIL Charged:xx% Allowed: xx% Variance: -xx% 3. This loan has points and fees that exceed the points and fees threshold. Qualified xx Lending Policy Points and Fees Test: FAIL Charged: xx Allowed: xx Over by: +$xxx17"
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI Certificate is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3) "The executed copy of Rate Lock agreement is missing from the loan file."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Qualified xx DTI exceeds 43% (Lvl 2)     "The loan failed the qualified xx DTI threshold test as this loan has a qualified xx DTI ofxx% as the Borrower income was $xxxtotal expenses are in the amount of $xxx the loan was underwritten by AUS/DU (Locator#xx) and its recommendation is Approve/Eligible” and DTI is showing in it as xx%.

								ATR SOL of 3 years has expired."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2003.
The chain of assignment has not been completed. The last assignment is withxx which was recorded on xx/xx/2015. Assignment is missing to xx
There is one junior xx against the subject property originated on xx.00 which was recorded on xx/xx/2003.

There is one civil judgment against the borrower, “xx” in the favor of xxfor the amount of xx which was recorded on xx/xx/2012.
Second installment of city taxes for the year of 2020 has been paid in the amount of $xxxxx/xx/2020. No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2020, the borrower has been delinquent for 8 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx99 (PITI) which was applied for the due date of xx/xx/2019. The UPB as per the payment history is reflected in the amount of xx. The current interest rate is 5.000% and P&I is $xxx34.	Collections Comments:The loan is currently in bankruptcy and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx99 (PITI) which was applied for the due date of xx/xx/2019. The UPB as per the payment history is reflected in the amount of xx. The current interest rate is 5.000% and P&I is $xxx34. The loan was modified xx/xx/2018.
The borrower promises to pay the new unpaid principal balance of xx with the interest rate of 5.000% and P&I in the amount of $xxx34 starting with the first payment date of xx/xx/2018 till the maturity date of xx/xx/2048.

According to comment dated xx/xx/2019, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2019.According to comment dated xx/xx/2020, the sale was scheduled for xx/xx/2020. The first publication was completed on xx/xx/2020. Bid calculation was completed on xx/xx/2020. According to comment dated xx/xx/2020, the sale has been cancelled due to bankruptcy filing. The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2020.  The plan was not yet confirmed.

Comment dated xx/xx/2020 shows that the subject property is occupied by the owner.
Foreclosure Comments:According to comment dated xx/xx/2019, the foreclosure was initiated and the file was referred to an attorney on xx/xx/2019.According to comment dated xx/xx/2020, the sale was scheduled for xx/xx/2020. The first publication was completed on xx/xx/2020. Bid calculation was completed on xx/xx/2020. According to comment dated xx/xx/2020, the sale has been cancelled due to bankruptcy filing. The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2020.  The plan was not yet confirmed.
Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2020.  The plan was not yet confirmed.
POC has been filed the subject creditor, xx." for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2020.
According to amended chapter 13 plan dated xx/xx/2020, the debtor sxxpay to the trustee in the amount of $xxxr 5 months and $xxxr 31 months. The arrearage to be paid through the plan is in the amount of xx.
According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx.
The loan modification agreement was made between the borrower, xx" on xx/xx/2018. The borrower promises to pay the new unpaid principal balance of xx with the interest rate of 5.000% and P&I in the amount of $xxx34 starting with the first payment date of xx/xx/2018 till the maturity date of xx/xx/2048.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures	3: Curable	* Lost Note Affidavit (Lvl 3) "Lost note affidavit has been found in the loan file located at "xx" which shows that the original note was lost or misplaced. However, duplicate copy of note is available in the loan file located at (xx)."
* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia. The following state disclosures are missing from the loan file:
VA Application Disclosure
Choice of Settlement Agent Disclosure
Disclosure of Charges For Appraisal or Valuation
Copy of Appraisal or Statement of Appraised Value"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "The subject xx was originated on xx. However, according to final HUD-1, the settlement date is xx/xx/2003."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020 the subject xx was originated on xx.xxDE) for the amount of xx which was recorded on xx/xx/2003. No assignment found, However, the subject xx is with the original lender xx. However the assignment should be with xx There is civil judgment against the borrower xx in the favor Assett Acceptance xx Assignee of xx of xxxxxxfor the amount of $xxx was recorded on xx/xx/2016. The judgment was renewed on xx/xx/2010. There another judgment against the borrowerxx Sr, the borrower name is inconsistent in the favor of xx as Assignee and Purchaser of Sears, xx for the amount of $xxx was recorded on xx/xx/2018. The judgments are renewed on xx/xx/2006 and on xx/xx/2012. There isxx lien against the borrower xx in the favor of State of Internal Revenue Service for the amount of xx which was recorded on xx/xx/2019. The annual combined taxes for the year of 2019 have been paid in the amount of $xxxnquent taxes have been found for the prior year.	As per the review of payment history as of xx/xx/2020, the borrower is currently delinquent for 3 months and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date of xx/xx/2020. The current P&I is $xxxan interest rate of 4.120%. The current UPB is not reflected in the payment history. However, tape data shows UPB in the amount of xx.	Collections Comments:As per the collection comment dated as of xx/xx/2020, the loan is in collection. The borrower is currently delinquent for 3 months and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date of xx/xx/2020. The current P&I is $xxxan interest rate of 4.120%. The current UPB is not reflected in the payment history. However, tape data shows UPB in the amount of xx.
The loan was modified between the borrower xxx and the servicer Springleaf financial services, xx. on xx/xx/2012. The modified new principal balance is $xxxf which the amount of $xxx has been deferred. Hence, the Interest bearing balance is $xxxrding the modification agreement the borrower promises to pay P&I $xxxh steps up in 2 steps ending at 4.120 % beginning from xx/xx/2012 till the maturity date xx/xx/2052. The remaining term will adjusted periodically. The review of the collection comment shows no indication of post-closing foreclosure activity. No information pertaining to bankruptcy has been found.
The reason for default is the borrower child graduation from college expenses. As per collection comment the subject property is occupied by owner. No comment regarding damage and repairs located to the subject property.
The latest collection comment does not reflect the information regarding borrower current employment. However, the comment dated xx/xx/2020, states that borrower has been impacted by COVID and received a deferral payment plan. The comment states that the plan is for 4 months total amount of $xxxh has been end on xx/xx/2020. The same comment shows that the pandemic deferral completed 2 payments. No further details have been found.

Update:
The foreclosure was initiated in 2022 with the loan. No more evidence is available in the latest 36 months servicing comments regarding further foreclosure proceedings.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower xx. on xx/xx/2012. The modified new principal balance is $xxxf which the amount of $xxxen deferred. Hence, the Interest bearing balance is $xxx. According the modification agreement the borrower promises to pay P&I $xxxh steps up in 2 steps ending at 4.120 % beginning from xx/xx/2012 till the maturity date xx/xx/2052. The remaining term will adjusted periodically.	Affiliated Business Disclosure ARM Rider Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in GA State and the required disclosure "Disclosure of Additional Fees" is missing from the loan file."
* xx - Missing required ARM Rider (Lvl 2)     "ARM Rider is missing from the loan files."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Updated title report as of xx/xx/2020 shows that the subject xx is on first lien position. Subject xx was originated on xx.00. Chain of assignment is complete as current assignee isxx.
No active judgments or liens have been found.
Annual estimated tax is $xxx
Payment history as of xx/xx/2020 shows that the loan is 4 months behind the payment. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for the due date of xx/xx/2020. Next due date is xx/xx/2020. The current UPB is xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is 4 months behind the payment. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for the due date of xx/xx/2020. Next due date is xx/xx/2020. The current UPB is xx.
The reason for default is death of borrower.
No evidence of post-closing foreclosure or bankruptcy has been found. Borrower intention is to retain the property.  No evidence of damage or repair on subject property has been found. It seems property is in good condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement has been made between borrower and lender effective from xx/xx/2017. As per MOD the borrower has agreed to pay the loan with fixed interest rate of 4.000 % and P&I of $xxx. First payment was started from xx/xx/2017 and the maturity date is xx/xx/2057. The modified principal balance is xx. As per balloon addendum the lender has agreed to forgiven the amount of xx which is more than 2.00% of UPB.	Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan is failed for MT License Validation Test.
The Montana Residential xx Lender Licensing Act requires non-exempt xx lenders engaged in the business of making residential loans to be licensed under the Act by October 2, 2008. After this date, lenders are no longer allowed to make loans as an unlicensed lender, or under the Montana Consumer Loan Act or its corresponding Exemption Letter.
The Montana Residential xx Lender License and its corresponding Exemption Letter (Residential xx Lender Act)
are not available for loans with a closing date before xxx, 2008"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan is failed for MT License Validation Test."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable

The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 in favor ofxx

The chain of assignment has not been completed. Currently assignment is with ‘xx.’.  The latest assignment of xx should be withxx.

1. There is child support lien in the amount of $xxxch was recorded on xx/xx/2009 in favor of xx.
2.  There is credit card judgment in the amount of xx which was recorded on xx/xx/2013 in favor ofxx
3.  There is credit card judgment in the amount of $xxxch was recorded on xx/xx/2014 in favor of xx
4. There is credit card judgment in the amount of xx which was recorded on xx/xx/2014 in favor ofxx
5. There is xx judgment in the amount of $xxxch was recorded on xx/xx/2016 in favor of xx
6. There is civil judgment in the amount of xx which was recorded on xx/xx/2017 in favor ofxx
7. There is civil judgment in the amount of $xxxch was recorded on xx/xx/2014 in favor xx
8.  There is civil judgment in the amount of $xxxch was recorded on xx/xx/2008 in favor of xx
9. There is civil judgment in the amount of $xxxch was recorded on xx/xx/2011 in favor ofxx
10. There is civil judgment in the amount of $xxxch was recorded on xx/xx/2012 in favor ofxx
11. There is civil judgment in the amount of $xxxhich was recorded on xx/xx/2018 in favor of xx

The combined taxes for 2020 are due in the amount of $xxx due date on xx/xx/2020.

No prior year’s delinquent taxes have been found pending.
The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2020 to till date. The loan has been in delinquency for more than 2 Months. The last payment was received on xx/xx/2020 in the amount of $xxx12 with interest rate of 4.50% and P&I $xxx84 for the due date of xx/xx/2020. The next due date is xx/xx/2020. The tape data of payment history as of xx/xx/2020 reflects current UPB in the amount of xx.	Collections Comments:Comments:

xx Notes and Comments

The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2020 to till date. The loan has been in delinquency for more than 2 Months. The last payment was received on xx/xx/2020 in the amount of $xxx12 with interest rate of 4.50% and P&I $xxx84 for the due date of xx/xx/2020. The next due date is xx/xx/2020. The tape data of payment history as of xx/xx/2020 reflects current UPB in the amount of xx.

As per collection comment the foreclosure was initiated and file was referred to attorney. Sale scheduled for xx/xx/2018. Foreclosure was put on hold due to the bankruptcy. As per collection comment dated xx/xx/2018 sale was cancel. As per collection comment dated xx/xx/2018 stated that motion to dismiss FC Granted. Foreclosure was cancel due to the modification. No further details have been found.
According to the xxx, the borrower had filed the bankruptcy under chapter-13 with case #xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018. xxx was filed on xx/xx/2018. POC was filed on xx/xx/2018 under deadline date xx/xx/2018 with secured amount of xx and amount of arrearage is xx. Debtor's employer sxxpay to the trustee the sum of $xxx monthly for 36 months. Currently loan is in active BK case.
The reason for default is not mentioned in available servicing comments.
The property is owner occupied and no visible damages were reported.
The comments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower

Foreclosure Comments:As per collection comment the foreclosure was initiated and file was referred to attorney. Sale scheduled for xx/xx/2018. Foreclosure was put on hold due to the bankruptcy. As per collection comment dated xx/xx/2018 sale was cancel. As per collection comment dated xx/xx/2018 stated that motion to dismiss FC Granted. Foreclosure was cancel due to the modification. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower had filed the bankruptcy under chapter-13 with case #xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018. xxx was filed on xx/xx/2018. POC was filed on xx/xx/2018 under deadline date xx/xx/2018 with secured amount of xx and amount of arrearage is xx. Debtor's employer sxxpay to the trustee the sum of $xxx monthly for 36 months. Currently loan is in active BK case.	The loan modification agreement was made between borrower xx. on xx/xx/2018 with a new principal balance of xx with fixed rate of 4.500%. The borrower promised to pay monthly P&I payment in the amount of $xxx84 beginning on xx/xx/2018 till the maturity date of xx/xx/2035.	Legal Description Missing Required State Disclosures	3: Curable	* Legal Description missing (Lvl 3) "The review of the updated title report dated xx/xx/2020 shows that the ownership of subject property at the time of origination is with ‘xx’ through deed which was recorded on xx/xx/2009. But this deed does not contain the full legal description. However, legal description is missing from recorded deed in 2009."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is "Moderate" due to the
Seller-Paid Points and Fees Exception Test: Fail
Prohibited Fees Test: Fail Loan Data: $xxx00 Comparison Data: $xxxariance: +$xxx00
Prepayment Term Test: Fail Loan Data: 36Months Comparison Data: 0Months Variance: 36Months"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Seller-Paid Points and Fees Exception Test: Fail
Prohibited Fees Test: Fail Loan Data: $xxx00 Comparison Data: $xxxariance: +$xxx00
Prepayment Term Test: Fail Loan Data: 36Months Comparison Data: 0Months Variance: 36Months"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NJ State. The following disclosures are missing from the loan file.

Unacceptability of Insurance Notice
Tax Bill Information
Choice of Insurer Disclosure
								Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.
The chain of the assignment has been completed. The latest assignment is withxx which was recorded on xx/xx/2017.
There is state tax lien in the favor of Pennsylvaniaxx in the amount of $xxxch was recorded on xx/xx/2012.
There is a water/sewer lien in the favor of xx in the amount of $xxxch was recorded on xx/xx/2014.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower has been delinquent with the loan for 3 months. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx07 and PITI is in the amount of $xxx94. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in bankruptcy and the borrower has been delinquent with the loan for 3 months. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx07 and PITI is in the amount of $xxx94. The UPB reflected is in the amount of xx.
As per the comment dated xx/xx/2018, the reason for default is loss of income.
The loan modification agreement was made between (borrower) xx, on xx/xx/2018.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:According to thexx report, the borrowerxx filed for bankruptcy under chapter-13 with the case # xx on xx/xx/2017 and the plan was confirmed on xx/xx/2017. As per proposed plan, the debtor sxxpay to the trustee in the amount of $xxx00 per month for 60 months. The POC was filed on xx/xx/2017, with the secured claim of amount xx and the arrearage amount is xx. The date of the last filing is xx/xx/2018.	This loan modification agreement was made between (borrower) xx, on xx/xx/2018. The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 6.875% and new P&I is in the amount of $xxx07 beginning from xx/xx/2018. The maturity is xx/xx/2036. There is no provision for the balloon payment.	Affiliated Business Disclosure	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2004 with Book|Page#xx

The Chain of Assignments has not been completed. Currently, the assignment of xx is with xx. which was recorded on xx/xx/2017. However, the last assignment should be done with xx

There are two junior mortgages that are originated against the subject property. The 1st in the amount of xx with lender xx which was recorded on xx/xx/2004 and 2nd in the amount of xx with lender xx which was recorded on xx/xx/2007.

The combined 1st installment taxes for the year 2020 have been paid in the amount of $xxxxx/xx/2020 and the combined 2nd installment taxes for the year 2020 are due in the amount of $xxxxx/xx/2020.

The school 1st and 2nd installment taxes for the year 2020 have been paid in the amount of $xxxxx/xx/2019 and $xxxxx/xx/2020. No prior year delinquent taxes have been found. No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx51 and PITI is in the amount of $xxx03. As per the seller’s tape data, the UPB reflected is in the amount of xx. The current UPB is not available in latest payment history; hence, the current UPB is updated from seller’s tape data. The borrower has been making payments as per the modification agreement. The borrower made 8 regular payments in the total amount of $xxx78 in the month of June-2020, however the source of payments made is unable to be determined.	Collections Comments:As per the review of collection comments, the current status of the loan is in collections. According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx51 and PITI is in the amount of $xxx03. As per the seller’s tape data, the UPB reflected is in the amount of xx. The borrower made 8 regular payments in the total amount of $xxxthe month of June-2020; however the source of payments made is unable to be determined. The borrower has been making payments as per the modification agreement. The loan modification agreement made on xx/xx/2017 between xx(Borrower’s) and xx xx (Lender). The collection comment dated xx/xx/2019 states the reason for default is illness of family member. The review of collection comments the foreclosure was initiated. The lis pendens was filed on xx/xx/2009 in the favor of xx xx (USA) which was recorded on xx/xx/2009 with case#xx. The release of lis pendens was recorded on xx/xx/2010. There are no comments found related to the borrower’s impacted by covid19. The collection comment dated xx/xx/2020 states the property is owner-occupied. There are no comments found related to the subject property condition.

Update:
No any additional information found in recent collection comments.
Foreclosure Comments:The review of collection comments the foreclosure was initiated. The lis pendens was filed on xx/xx/2009 in the favor of xx xx (USA) which was recorded on xx/xx/2009 with casexx The release of lis pendens was recorded on xx/xx/2010. No further proceedings found.
Bankruptcy Comments:Not Applicable	According to the modification agreement, the loan was modified on xx/xx/2017, between the borrower xx. . The new modified principal balance is in the amount of xx with interest rate starting at 2.000% and the borrower promises to pay P&I in the amount of $xxx51 beginning from xx/xx/2017. The maturity date will be xx/xx/2057. This loan was modified thrice since origination.
The modification agreement has five steps, 1st step beginning from date xx/xx/2017 with the interest rate 2.000% and P&I of $xxx51, 2nd step beginning from date xx/xx/2022 with the interest rate 3.000% and P&I of $xxx20, 3rd step beginning from date xx/xx/2023 with the interest rate 4.000% and P&I of $xxx48, 4th step beginning from date xx/xx/2024 with the interest rate 5.000% and P&I of $xxx88, 5th step beginning from date xx/xx/2025 with the interest rate 5.375% and P&I of $xxx63.	Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test: FAIL
Loan Data : xx       Comparison Data : xx      Variance : -$xxx

TILA Foreclosure Rescission Finance Charge Test: FAIL
Loan Data : xx       Comparison Data : xx      Variance : -$xxx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( xx(d)(1) , transferred fromxx(d)(1) )
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxThis loan failed the TILA foreclosure rescission finance charge test. (xx(h) , transferred from xx(h) )
								The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of servicing transfer disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, in favor of xx recorded in Instrument# xx
The chain of assignment has not been completed. Assignment from xxis missing.
No active mortgages, liens, and judgments have been found.
No prior year delinquent taxes have been found.
As per the review of payment history as of xx/xx/2020, the borrower is delinquent with a loan for 48 months and the next due date for payment is xx/xx/2016. The last payment was received on xx/xx/2020 which was applied for due date xx/xx/2016. The current P&I is in the amount of $xxx47 with an interest rate of 3%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per the review of payment history as of xx/xx/2020, the borrower is delinquent with a loan for 48 months and the next due date for payment is xx/xx/2016. The last payment was received on xx/xx/2020 which was applied for due date xx/xx/2016. The current UPB reflected as per the payment history is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
The reason for default is unemployment and decreased income. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No comments have been found regarding Covid-19 impact.

Update:
As per the latest servicing comment dated xx/xx/2024, the bankruptcy has been dismissed on xx/xx/2024 and the loan modification agreement is effective since xx/xx/2024 with a payment total amount of $xxxreclosure Comments:The file was referred to an attorney on xx/xx/2016 and the NOD was filed on xx/xx/2018. The FC sale was scheduled for xx/xx/2019. The FC sale was placed on hold as the borrower xx filed Chapter-13 bankruptcy with case# xx on xx/xx/2019. The bankruptcy was dismissed on xx/xx/2019. Post BK dismissal, the FC sale was scheduled for xx/xx/2019. The FC was placed on hold as the borrower xxhad filed for bankruptcy under Chapter-13 with the case# xx1306 on xx/xx/2019. No further details have been found.
Bankruptcy Comments:According to thexx, the borrower xx had filed for bankruptcy under Chapter-13 with the case# 19-1306 on xx/xx/2019. The POC was filed on xx/xx/2019 with secured claim in the amount of xx and the arrearage amount of xx. The plan was confirmed on xx/xx/2019. The debtor sxxpay the trustee $xxx weekly for 36 months under Chapter 13. There is no comment indicating a cram-down. The date of last filing is xx/xx/2020.	Not Applicable	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "Settlement date per HUD-1 is xx/xx/2000 which is different from the note date xx/xx/2000."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, withxx as nominee for xxwith Instrument# | Book/Page# xx. The chain of assignment has not been completed. The assignment is with xx. it should be with “xx”. No Active mortgages, liens and judgments. 2019 taxes have been paid on xx/xx/2019 in the amount of $xxx	According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 10 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in active bankruptcy. According to the xx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2020. The POC was filed on xx/xx/2020, the POC amount is xx and the arrearage amount is $xxx schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; therefore, the unsecured portion is $xxxforeclosure was initiated in 2019 and the foreclosure was referred to an attorney on xx/xx/2019. However, the foreclosure was put on hold, as the borrower had filed bankruptcy on xx/xx/2020. No further details have been found.

Foreclosure Comments:The foreclosure was initiated in 2019 and the foreclosure was referred to an attorney on xx/xx/2019. However, the foreclosure was put on hold, as the borrower had filed bankruptcy on xx/xx/2020. No further details have been found.
Bankruptcy Comments:According to thexx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2020. The POC was filed on xx/xx/2020, the POC amount is xx and the arrearage amount is $xxx02. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; therefore, the unsecured portion is $xxx	The loan was modified on xx/xx/2019 between the borrower xx. The new modified principal balance is in the amount of xx with interest rate starting at 8.250% and the borrower promises to pay P&I in the amount $xxx beginning from xx/xx/2019. The maturity date is xx/xx/2055.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And estimated HUD-1 and Fee itemization are also not available in the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2010. The chain of assignment has not been completed. Currently, the assignment is fromxxwhich was recorded on xx/xx/2015. The assignment is missing to xx. No active judgments or liens found against the subject property or borrower. City annual taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019. City annual taxes for the year of 2018 have been paid in the amount of $xxxxx/xx/2018. No prior year delinquent taxes have been found.	According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 13 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 5.250%.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 5.250%.The loan was not modified. As per tape data foreclosure was initiated in 2018 and the file was referred to the Attorney on xx/xx/2018. Comment dated xx/xx/2018 shows loan is in active foreclosure. The sale scheduled for due on xx/xx/2020. As per latest comment dated xx/xx/2020 shows foreclosure placed on hold due to the debtor “xx” had filed bankruptcy under chapter-13 with the Case number xx on xx/xx/2018. No further details have been found regarding the foreclosure. The borrowerxx had bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The POC was filed by creditor xx on xx/xx/2018 for the secured claim amount is xx and arrearage amount is $xxxwever, the POC deadline dated xx/xx/2019. The chapter 13 plan was filed on xx/xx/2018. The chapter 13 plan was filed on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The debtor was promise to pay for trustee in the amount of $xxx Bi-weekly for 58 months. The motion for relief from stay was filed on xx/xx/2019 and the order on motion for relief from stay was filed on xx/xx/2019. The notice of xx payment change was filed on xx/xx/2019. The schedulexxshows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxdated of last filing is xx/xx/2020. As per comment dated xx/xx/2020 joint debtor filed Bankruptcy chapter-13 plan on xx/xx/2012 which was discharged on xx/xx/2014.Comment dated xx/xx/2020 shows Bankruptcy chapter 13 case was filed in the case # xx on xx/xx/2014 and the case was dismissed on xx/xx/2018 and it was terminated on xx/xx/2018. Collection comment dated xx/xx/2020 shows the comment Covid Email Campaign. As per the comment dated xx/xx/2020, the borrower has impacted by Covid-19. However, the same comment states the CARES Act was hold due to Covid-19. No further details have been found regarding the forbearance program. As per the comment dated xx/xx/2020, the subject property is owner occupied and the reason for default is unable to determine. According to xxx Report (xxInvoice Backup - PROPERTY INSP. - PROPERTY INSP SERVICES - 5222020_694712023) dated xx/xx/2020 and the comment dated xx/xx/2020, the subject property had damages. The very minor work needs to repair the property. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages. No details have been found regarding the insurance claim.
Foreclosure Comments:As per tape data foreclosure was initiated in 2018 and the file was referred to the Attorney on xx/xx/2018. Comment dated xx/xx/2018 shows loan is in active foreclosure. The sale scheduled for due on xx/xx/2020. As per latest comment dated xx/xx/2020 shows foreclosure placed on hold due to the debtor “xx” had filed bankruptcy under chapter-13 with the Case number xx on xx/xx/2018. No further details have been found regarding the foreclosure.
Bankruptcy Comments:The borrowerxx had bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The POC was filed by creditor xx on xx/xx/2018 for the secured claim amount is xx and arrearage amount is $xxx50. However, the POC deadline dated xx/xx/2019. The chapter 13 plan was filed on xx/xx/2018. The chapter 13 plan was filed on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The debtor was promise to pay for trustee in the amount of $xxx Bi-weekly for 58 months. The motion for relief from stay was filed on xx/xx/2019 and the order on motion for relief from stay was filed on xx/xx/2019. The notice of xx payment change was filed on xx/xx/2019. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxdated of last filing is xx/xx/2020.	The loan was modified twice since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2013 between the borrowers "xx”. As per the modified terms, the new principal balance is xx. The borrower has promised to pay in the amount of $xxx with the interest rate of 5.250% beginning on xx/xx/2013 till maturity date of xx/xx/2040	Credit Report Good Faith Estimate Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test. This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Finance Charge Test: FAIL The loan data is xx, the comparison data is xx and the variance is-$xxx This loan failed the TILA APR test.  The annual percentage rate (APR) is 5.380%. The disclosed APR of 5.250% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. TILA APR Test: FAIL The loan data is 5.250%, the comparison data is 5.380% and the variance is -0.130%"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from loan files."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
								* Missing Required State Disclosures (Lvl 2) "The subject property is located in Alabama State. The Choice of Insurer disclosure is missing from the loan file."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx. which was recorded on xx/xx/1991. No assignments have been found. However the latest assignment should be with xx. There are 3 junior mortgages active in the favor of different plaintiff and total in the amount of $xxxginated on xx. There is a civil judgment active in the favor ofxx recorded on xx/xx/2016. Combined annual taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019. Combined annual taxes for the year of 2020 have been due in the amount of $xxxxx/xx/2020. No prior years delinquent taxes have been found.	The payment history dated xx/xx/2018 to xx/xx/2020 shows that the borrower is delinquent for 6 months and next payment due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for the due date on xx/xx/2019. The current UPB is in the amount of xx.	Collections Comments:The loan is in bankruptcy. The payment history dated xx/xx/2018 to xx/xx/2020 shows that the borrower is delinquent for 6 months and next payment due date is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx which was applied for the due date on xx/xx/2019. The current UPB is in the amount of xx. The reason for default is decreased income. The subject property has been occupied by the owner. No comments have been found for damages or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Debtor had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2017 and the plan was confirmed on xx/xx/2017. POC was filed on xx/xx/2017, in the secured claim amount xx and an arrearage in the amount of $xxx24. The schedule D fo xxx does not reflects any unsecured portion.	According to the modification, the loan was modified on xx/xx/2015 in between the borrower xx The new modified principal balance per modification is in the amount of xx with interest rate starting at 3.750 % and borrower promises to pay P&I in the amount of $xxx beginning on xx/xx/2015. The maturity date reflects per modification is xx/xx/2055.	Affiliated Business Disclosure Credit Application Credit Report HUD-1 Closing Statement Notice of Servicing Transfer	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD-1 is present in the loan file but the point and fees are not visible."	* Application Missing (Lvl 2) "The Loan Application is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Notice of servicing transfer is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Required Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.
The chain of assignment is not completed as the subject xx is currently assigned to “xx” instead of “xx.”
There is an active junior xx available in the updated title report in the amount of xx in favor ofxxand it was recorded on xx/xx/2005.
No prior year delinquent taxes have been found in the updated title report.
No active Judgments/liens have been found.
The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2019 to till date. The loan has been in delinquency for more than 13 Months. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 4.00% and P&I is $xxx which was applied for the due date of xx/xx/2019. The tape data of payment history as of xx/xx/2020 reflects current unpaid principal balance is in the amount of xx.	Collections Comments:Comment:
COMMENTHISTORY_GS-Balbec July 2020-Shellpoint

The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2019 to till date. The loan has been in delinquency for more than 13 Months. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 4.00% and P&I is $xxx which was applied for the due date of xx/xx/2019. The tape data of payment history as of xx/xx/2020 reflects current unpaid principal balance is in the amount of xx.
The foreclosure proceedings were initiated on the loan by referring it to Attorney and the complaint was filed in 2017 under case#xx. Foreclosure was put on hold for BK case. The debtor had filed Bankruptcy under chapter-13 on xx/xx/2017 with the Case#xx. Currently loan is in active BK case. The latest comment dated xx/xx/2020 shows that foreclosure file was put on hold for loss mitigation. Foreclosure sale was not scheduled. No more information is available in the latest 24 months servicing comments regarding further foreclosure proceedings.
The debtor had filed Bankruptcy under chapter-13 on xx/xx/2017 with the Case#xx .The Schedulexx shows that the unsecured amount is $xxxout of secured claim in the amount of xx and the value of collateral is xx. Amended chapte-13 plan which was filed on xx/xx/2017, plan was confirmed on xx/xx/2018. The POC (claim-1-1) was filed on xx/xx/2017 under deadline with the secured claim of xx with an arrearage of xx. Currently loan is in active BK case.
No visible damages were reported.
The comments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.
The reason for default is not mentioned in available servicing comments.
The property is owner occupied and no visible damages were reported.

Update :
As per collection comment dated xx/xx/2023, the bankruptcy chapter 13 discharge on xx/xx/2022.
Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney and the complaint was filed in 2017 under case#xx. Foreclosure was put on hold for BK case. The debtor had filed Bankruptcy under chapter-13 on xx/xx/2017 with the Case#xx. Currently loan is in active BK case. The latest comment dated xx/xx/2020 shows that foreclosure file was put on hold for loss mitigation. Foreclosure sale was not scheduled. No more information is available in the latest 24 months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:The debtor had filed Bankruptcy under chapter-13 on xx/xx/2017 with the Case#xx .The Schedule-D in xxx shows that the unsecured amount is $xxxout of secured claim in the amount of xx and the value of collateral is xx. The chapte-13 plan which was filed on xx/xx/2017, plan was confirmed on xx/xx/2018. The POC (claim-1-1) was filed on xx/xx/2017 under deadline with the secured claim of xx with an arrearage of xx. Currently loan is in active BK case.	The loan was modified on xx/xx/2016 with new principal balance of xx. The borrower promises to pay the new modified P&I of $xxx with the new fixed interest rate of 4.000% beginning from xx/xx/2016 to the new maturity date of xx/xx/2045.	Affiliated Business Disclosure HUD-1 Closing Statement	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is available in loan file. The point and feed are not cleared."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE risk indicator is "Moderate"
1. This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx2. This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx ComplianceEase TILA Test Failed (Lvl 2)     "1. This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx2. This loan failed the TILA foreclosure rescission finance charge test.
								The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, in favor of xx Ofxx recorded in Instrument#xx
The chain of assignment has not been completed. Assignment fromxx is missing.
There is an active xx lien against the property in favor of xx recorded on xx/xx/2018 in the amount of $xxxe xx on xx/xx/2019.
No prior year delinquent taxes have been found.
As per the review of payment history as of xx/xx/2020, the borrower is delinquent with a loan for 15 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2019. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 7.125%. The current UPB reflected as per the payment history is in the amount of xx.

Collections Comments:The loan is currently in bankruptcy. As per the review of payment history as of xx/xx/2020, the borrower is delinquent with a loan for 15 months and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2019. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 7.125%. The current UPB reflected as per the payment history is in the amount of xx.
The loan was modified on xx/xx/2018 between the borrowerxx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 7.125 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2018. The maturity date as per modification is xx/xx/2058.
The reason for default is illness of the borrower. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No comments have been found regarding Covid-19 impact.

Foreclosure Comments:As per the review of collection comments, the foreclosure was initiated in 2019. The file was referred to an attorney on xx/xx/2019 and the NOD was filed on xx/xx/2019. The sale was scheduled for xx/xx/2020. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2020. No further details have been found.
Bankruptcy Comments:According to thexx, the borrowerxx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2020. The POC was filed on xx/xx/2020 with secured claim in the amount of xx and the arrearage amount of xx. The debtor proposed to pay the trustee $xxxr 1 to 6 months, $xxxfor 7 to 60 months under Chapter 13. There is no comment indicating a cram-down. The date of last filing is xx/xx/2020.	The loan was modified on xx/xx/2018 between the borrower xxx and lender xxx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 7.125 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2018. The maturity date as per modification is xx/xx/2058. This loan was modified once.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Origination Appraisal	4: Unacceptable	* Release of xx (Lvl 4) "Recorded copy of the Partial release of the subject xx is located at “xx” which was recorded on xx/xx/1999 in Instrument# xx. It states that the subject xx which was originated on xx.00 with xx xxx, Federal xx with instrument #xx had been released partially. In 2019, the foreclosure for subject property has been started. Also, as per the payment history as of xx/xx/2020, the borrower is currently delinquent for 15 months and UPB reflected in the amount of xx."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. The annual percentage rate (APR) is 7.168%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. TILA APR Test: Loan Data: 0.000% Comparison Data: 7.168% Variance: -7.168%"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 in favor of “xx”
The chain of assignment is not completed as the subject xx is currently assigned to “xx.’ instead of “xx”.
There are 3 active junior “xxLien” available against the subject property in the total amount of xx in favor of “xx." and it was recorded on xx/xx/2019, xx/xx/2018, xx/xx/2018 & xx/xx/2016
There is an active 1 junior Credit Card judgment available in the updated title report in the amount of $xxx.65 in favor of xx’ and it was recorded on xx/xx/2017
The Annual xx taxes for 2020 have been paid in full in the amount of $xxx.32 on xx/xx/2019.	According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 47 months. The last payment received on xx/xx/2020, the payment applied date was xx/xx/2016 and the next due date for payment is xx/xx/2016. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.

Collections Comments:The loan is in bankruptcy. According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 47 months. The last payment received on xx/xx/2020, the payment applied date was xx/xx/2016 and the next due date for payment is xx/xx/2016. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined. The subject property has been occupied by the owner. No comments have been found for damages or repairs.
Foreclosure Comments:The foreclosure was initiated in 2019. The foreclosure file was referred to an attorney on xx/xx/2019. The complaint was filed on xx/xx/2019. The foreclosure judgment was entered on xx/xx/2019 and judgment hearing date is xx/xx/2019. The sale was scheduled on xx/xx/2019 the sale was pod to xx/xx/2019 the doc is located at (xx). The case was put on hold due to the borrower had filed bankruptcy on xx/xx/2019.
Bankruptcy Comments:According to the xx the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is xx. The schedule D of xxx does not show any unsecured portion. The plan was confirmed on xx/xx/2020. The debtor sxxpay to the trustee $xxx for 60 months.	Not Applicable	Affiliated Business Disclosure Credit Report Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxx ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: Result: FAIL Loan Data: xx Comparison Data: xx Variance: -$xxx
* Missing credit report (Lvl 2)     "Credit report prior to closing is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business form is missing from loan file ."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx, with xx xx Bankers, xx.
The chain of assignment has not been completed. The last assignment is withxx it should be withxx
There is an active senior xx originated on xx.xxA. xx Bankers of xxx, xx., in the amount of xx.
There is an active junior xx in the favor of Countrywide xx, xxx in the amount of xx, originated on xx.xxhere is an active credit card judgment against the borrower in the favor of xx, in the amount of $xxxded on xx/xx/2015 as case# xx
The 1st and 2nd combined taxes of the year 2019-2020 have been paid in the amount of $xxxior year delinquent taxes have been found.
The payment history dated 6/xx//2020 shows that the borrower has been delinquent for 1 months and next payment due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date of xx/xx/2020. The current UPB is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in active Collections.
The payment history dated 6/xx//2020 shows that the borrower has been delinquent for 1 months and next payment due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date of xx/xx/2020. The current UPB is in the amount of xx.
The reason for default is home repairs.
As per the servicing comments, the subject property is owner occupied. No damages or repairs are found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between (Borrower) xx, on xx/xx/2016. The new principal balance is xx. The borrower promises to pay $xxxhly with a modified interest rate of 4.000% beginning from xx/xx/2016 with a maturity date of xx/xx/2035. The amount of deferred balance is $xxx	Affiliated Business Disclosure HUD-1 Closing Statement Loan Program Info Disclosure Missing Required State Disclosures	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "As per the final HUD-1 located at "xx", some point and fees is hand written."	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. xx Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative xx Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. xx Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 in favor of xx as nominee for “xx
.. There is an active junior xx available in the updated title report in the amount of xx.00 in favor ofxx as nominee for “xx” and it was recorded on xx/xx/2010.
There is an active junior xx available in the updated title report in the amount of xx.00 in favor of xx as nominee for “xx” and it was recorded on xx/xx/2010.
As per updated title document there are 3 federal tax liens (xx.pdf PG#xx) available in the total amount of $xxxainst the borrower “xx” in the favor of “xx”.

As per updated title document (xx.pdf PG#xx) there are 4 state tax liens available in the total amount of xx against the borrower “xx” in the favor of “xx
As per updated title document (xx.pdf PG#73 to 78 and PG#83 to 90) there are 2 water/sewer/utilities lien available against the subject property in the total amount of $xxxthe favor of “xx” and recorded on different dates. Also the address of the subject property is mentioned in the document.
There are multiple civil judgments available in the updated title report in the total amount of xx.9 filed by multiple plaintiffs.
Review of updated payment history as of xx/xx/2020, the loan is currently delinquent for 2 months. The last regular payment (P&I) has been made in the amount of $xxx for the due date of xx/xx/2020. The UPB as of the date is in the amount xx.	Collections Comments:The loan is in collection. Review of updated payment history as of xx/xx/2020, the loan is currently delinquent for 2 months. The last regular payment (P&I) has been made in the amount of $xxx for the due date of xx/xx/2020. The UPB as of the date is in the amount xx.
The debtor xx had filed Bankruptcy under chapter-7 on xx/xx/2013 with the Case# xx.  The Schedulxx shows that the unsecured amount $xxxut of secured claim in the amount of xx and the value of collateral is xx. The debtor had discharged from the bankruptcy on xx/xx/2013 and case was terminated on xx/xx/2013.
As per comment dated xx/xx/2020, the borrower income has been impacted due to COVID 19 and as per latest comment xx/xx/2020 borrower is not able to work due to pandemic. No further information has been found regarding the COVID-19.
No information has been found regarding the current employment, job type and length of employment. No evidences have been found regarding the foreclosure process.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor (xx) had filed Bankruptcy under chapter-7 on xx/xx/2013 with the Case# xx. The xx shows that the unsecured amount $xxxut of secured claim in the amount of xx and the value of collateral is xx. The debtor had discharged from the bankruptcy on xx/xx/2013 and case was terminated on xx/xx/2013.	The loan was modified on xx/xx/2014 with new principal balance of xx. The borrower promises to pay the new P&I in the amount of $xxx with the new fixed interest rate of 2.000%beginning from xx/xx/2014 to the maturity date of xx/xx/2054.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2020 the subject xx was originated on xx.00.
The chain of assignment has not been completed , currently the assignment is withxx
There are no active liens and judgments found against the borrower.
xx taxes for the year 2019 are paid in the amount of $xxxprior delinquency has been found.
According to the payment history as of dated xx/xx/2020 the borrower has been delinquent for 133 months and the next due date is xx/xx/2009. The last payment was received on xx/xx/2020 for the amount of $xxx(PITI). The monthly P&I is in the amount of $xxx with an interest rate of 6.000%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of dated xx/xx/2020 the borrower has been delinquent for 133 months and the next due date is xx/xx/2009. The last payment was received on xx/xx/2020 for the amount of $xxx(PITI). The monthly P&I is in the amount of $xxx with an interest rate of 6.000%. The current UPB is reflected in payment history for the amount of xx.
The process of foreclosure has been initiated in 2018 on xx/xx/2018 and the complaint was filed. The comment xx/xx/2019 the sale was scheduled on xx/xx/2019. However, it was put on hold due the borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019 and the case was dismissed on xx/xx/2020.
Now, the latest servicing comment  dated xx/xx/2020 the foreclosure is on hold due to the Covid-19.
The loan has been modified since the origination.
The reason for default is unable to be determined.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair.

Foreclosure Comments:The process of foreclosure has been initiated in 2018 on xx/xx/2018 and the complaint was filed. The comment xx/xx/2019 the sale was scheduled on xx/xx/2019. However, it was put on hold due the borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019 and the case was dismissed on xx/xx/2020. Now, the latest servicing comment  dated xx/xx/2020 the foreclosure is on hold due to the Covid-19.
Bankruptcy Comments:The borrower xxl had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019 and the case was dismissed on xx/xx/2020.
The POC was filed on xx/xx/2019 the amount of POC is xx and the arrearage amount is xx.
The chapter 13 plan was filed on xx/xx/2019 as per plan the debtor supposes to pay the trustee the amount of $xxx per month 10 months and $xxxr remaining 50 months.
The modification agreement was made between the lendexxon xx/xx/2007 the new principal balance as per mod is xx. The first payment was due on xx/xx/2008 and the maturity date as xx/xx/2034.The modified P&I is in the amount of $xxx with an interest rate of 6.00%. The modification does not contain balloon payment.	Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title dated xx/xx/2020. The Subject xx was originated on xx.
No assignment has been found; however, the current assignment is with the lender xx; however, the missing assignment is toxx.
There are two judgments found against the borrower.
The first was recorded on xx/xx/2018 in favor of Synchrony xx in the amount of $xxxcond, it was recorded xx/xx/2012 in favor of Thexx
Annual xx taxes for the year 2019 have been paid in the amount of $xxxxx/xx/2019.
Annual city taxes for the year 2019 have been paid in the amount of $xxxxx/xx/2019.
No prior years delinquent taxes have been found.
According to the review of payment history as of xx/xx/2020, the borrower has been delinquent for 6 months. The last payment was received on xx/xx/2020 which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in bankruptcy. As per the payment history as of xx/xx/2020, the borrower has been delinquent for 6 months. The last payment was received on xx/xx/2020 which was applied for the due date of xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected in the amount of xx.
Unable to determine the reason for the default of the borrower from the available servicing comments.
No modification, forbearance details are available in recent collections comments.
No evidence related to occupancy and current condition of the subject property has been found in the latest available servicing comments; however, as per the tape data the subject property has been occupied by the owner. No damage pertaining to the subject property has been found.

Update:
As per the comment dated xx/xx/2023, the chapter 13 bankruptcy was dismissed on xx/xx/2023.
As per the comment dated xx/xx/2023, the mod was denied.
As per the comment dated xx/xx/2023, the HAF plan was approved from xx/xx/2022 to xx/xx/2023.
As per the comment dated xx/xx/2023, the subject property is occupied.
As per the comment dated xx/xx/2023, the forbearance plan was approved for 6 months.
As per the comment dated xx/xx/2023, the reason for default is excessive obligation.

Foreclosure Comments:As per the tape data, the foreclosure file was referred to an attorney on 12/xx/207. However, the foreclosure was put on hold as the borrower “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2018.

Bankruptcy Comments:According to the xxx report, the borrower “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2020. The POC was filed by the creditor BB&T on xx/xx/2018 with the POC amount of xx and the amount of arrearage is $xxx13. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee in the amount of $xxx for the period of 60 months. No comment has been found indicating a cram-down. The last filing date of bankruptcy was xx/xx/2020.	This modification agreement made between borrowers xx) on xx/xx/2008. As per the modified term the new principal balance xx. The Borrower promise to pay in the amount of $xxx monthly with a modified rate of interest 6.00% beginning from xx/xx/2008 with a maturity date of xx/xx/2028.
Affiliated Business Disclosure Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 7.819%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: FAIL Loan Data 0.000% Comparison Data 7.875% Variance -7.875%"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at NC state. The following required state disclosures are missing from the loan file.
Amortization Schedule Disclosure
Credit Property Insurance Disclosure
Fee Agreement
Priority of Security Instrument Disclosure
Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to Updated title report date xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2001.
The chain of assignment has not been completed. Currently, the assignment is with the “xx”. However, the correct assignment should be with the “xx
There are two xx liens against the subject property in the favor of xx. for the amount of $xxx $xxxch was recorded on xx/xx/2015 and xx/xx/2016.
xx annual taxes for the year of 2019 have been paid in the amount of $xxx, any prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is delinquent from 4 months and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx. The current P&I is $xxx and the interest rate of 7.875%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan is delinquent from last 4 months. According to the payment history as of xx/xx/2020, the borrower is delinquent from 4 months and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx. The current P&I is $xxx and the interest rate of 7.875%. The new UPB is reflected in the amount of xx. The modification agreement was made on xx/xx/2018 between the borrower “xx” and the lender “xx.”. As pet the modified terms, the new principal balance is xx. The borrower has promised to pay for the amount of $xxx with an interest rate of 7.875% beginning on xx/xx/2018 till new maturity date of xx/xx/2058. The borrower did not file the bankruptcy yet. The foreclosure was initiated in 2019 and the complaint was filed on xx/xx/2019 with the case# 2019xx However, the foreclosure was put on hold due to covid-19 pandemic situation. No, any further details have been found regarding foreclosure. As per the comment dated xx/xx/2020, the subject property is owner occupied with good condition.
Foreclosure Comments:The foreclosure was initiated in 2019 and the complaint was filed on xx/xx/2019 with the case#xx. However, the foreclosure was put on hold due to covid-19 pandemic situation. No, any further details have been found regarding foreclosure.
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2018 between the borrower “xx.”. As pet the modified terms, the new principal balance is xx. The borrower has promised to pay for the amount of $xxx with an interest rate of 7.875% beginning on xx/xx/2018 till new maturity date of xx/xx/2058.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxILA Finance Charge Test: Loan data: xx, Comparison data: xx, Variance data: -$xxx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "Operative Index Value is unable to be determined in the available loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. The chain of the assignment has been completed. Currently, the xx is with xx Company which was recorded on xx/xx/2011. 1) There is a junior xx in favor of xx which was recorded on xx/xx/2011 in the amount of xx. The combined annual taxes for the year of 2019 have been paid in the amount of $xxx delinquent taxes have been found for the prior year.	The review of payment history shows that the borrower has been delinquent for 12 months and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019.	Collections Comments:According to servicing comments, the loan is in the collection. The review of payment history shows that the borrower has been delinquent for 12 months and next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxx for the due date of xx/xx/2019. The UPB is reflected in the amount of xx till the due date of xx/xx/2019. The step loan modification agreement was made on xx/xx/2017 between the borrower xx. The borrower promises to make a monthly payment of $xxx with the interest rate of 4.350% for 25 months, then $xxx with the interest rate of 5.350% for 12 months and $xxx with the interest rate of 5.750% beginning from xx/xx/2020 till the maturity date of xx/xx/2057. The New Principal Balance stated in the modification is xx. A review of the collection comment shows no indication of post-closing foreclosure activity. No information pertaining to bankruptcy has been found. The borrower xx had deceased on xx/xx/2018 and the death certificate is found at xxThe latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.
The employment related information has also not been found in the available comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step loan modification agreement was made on xx/xx/2017 between the borrowerxx. The borrower promises to make a monthly payment of $xxx with the interest rate of 4.350% for 25 months, then $xxx with the interest rate of 5.350% for 12 months and $xxx with the interest rate of 5.750% beginning from xx/xx/2020 till the maturity date of xx/xx/2057. The New Principal Balance stated in the modification is xx. This modification does not contain balloon provision.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan files; however, the values have been updated as per document located at "xx"."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Application Not Signed by All Borrowers (Lvl 2)     "Final application is missing from the loan file. However, values are considered from initial application."
* Final TIL Date after actual transaction date (Lvl 2)     "As per estimated HUD the settlement date is xx/xx/2003; however, the transaction date as per final TIL is xx/xx/2003."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subejct property is located in North Carolina state. The following state disclsoures are missing from the loan file. 1.Amortization Schedule Disclosure 2.Credit Property Insurance Disclosure 3.Fee Agreement 4.Priority of Security Instrument Disclosure 5.Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per estimated HUD the settlement date is xx/xx/2003; however, the loan origination date as per note is xx/xx/2003."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title dated xx/xx/2020. The Subject xx was originated on xx.
No assignment has been found; however, the assignment should be withxx
There is a open junior xx against the subject property in the favor of The City of xx in the amount of $xxxch was recorded on 0xx/xx/2001.
No judgment and liens were open against the borrower.
Annual combined taxes have been paid in the amount of $xxxxx/xx/2019.
No prior years delinquent have been found.

According to a review of the payment history as of xx/xx/2020, the borrower is currently delinquent for 6 months and the next due date for the regular payment is xx/xx/2019.  The last payment was received on xx/xx/2020 total in the amount of PITI $xxx which includes P&I $xxx with the rate of interest 7.130%, which was applied for the due date of xx/xx/2019.  The UPB reflected in the latest payment history is in the amount of xx.
Collections Comments:According to the review of the servicing comments, the loan is in the bankruptcy. As per the review of the payment history as of xx/xx/2020, the borrower is currently delinquent for 6 months and the next due date for the regular payment is xx/xx/2019. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx which includes P&I $xxx with the rate of interest 7.130%, which was applied for the due date of xx/xx/2019. The UPB reflected in the latest payment history is in the amount of xx.
Unable to determine the reason for the default from the available servicing comments.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
As per the exterior property inspection report dated xx/xx/2020 located at xx”, the subject property has been occupied by the owner and it was in goon condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx report, the borrower “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018. The POC was filed by the creditor BB&T on xx/xx/2017 with the POC amount of xx and the amount of arrearage is $xxx07. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee in the amount of $xxx00 for the period of 60 months. No comment has been found indicating a cram-down. The last filing date of bankruptcy was xx/xx/2020.	The deferral agreement was made between the borrowers xxon xx/xx/2015. The lender deferred 2 payments total in the amount of $xxx54. The borrower promises to pay the new UPB to the order ofxxThe interest rate was changed on the new UPB at the annual rate of 7.125% with the monthly payment of $xxx. The first payment was beginning on xx/xx/2015 and the maturity date is xx/xx/2031. However, the tape shows the loan was modified on xx/xx/2017, this modification was not executed by both borrowers.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The CE report is Moderate. This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at NC state. The following require state disclosures are missing from the loan file.
Amortization Schedule Disclosure
Credit Property Insurance Disclosure
Fee Agreement
Priority of Security Instrument Disclosure
Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.
The chain of the assignment has been completed. Currently, the xx is withxx, a NC xx which was recorded on xx/xx/2016.
No active judgment or liens have been found.
The annual combined taxes of 2019 have been paid in the amount of $xxx delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower has been delinquent for 4 months and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB reflected is in the amount of xx till the due date of xx/xx/2020.	Collections Comments:The review of the collection comment shows that the loan is in the bankruptcy and the next due date for the payment is xx/xx/2020. The borrower had filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2016 and the plan was confirmed on xx/xx/2017. The POC was filed on xx/xx/2016 with the secured claim amount of xx and the arrearage amount is reflected as $xxxording to the order confirming chapter 13 plan filed on xx/xx/2017, the debtor sxxpay $xxxr month. The date of the last filing the bankruptcy was xx/xx/2020. The review of payment history shows that the borrower has been delinquent for 4 months and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB reflected is in the amount of xx till the due date of xx/xx/2020. No damage and repairs have been found. No information pertaining to foreclosure has been found. The loan has not been modified since origination.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2016 and the plan was confirmed on xx/xx/2017. The POC was filed on xx/xx/2016 with the secured claim amount of xx and the arrearage amount is reflected as $xxxording to the order confirming chapter 13 plan filed on xx/xx/2017, the debtor sxxpay $xxxr month. The date of the last filing the bankruptcy was xx/xx/2020.	Not Applicable	Missing or error on the Rate Lock	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Compliance Ease risk indicator is moderate as loan is failing for TILA Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test & TILA APR Test."
* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by the Borrower(s)."	* ComplianceEase TILA Test Failed (Lvl 2) "TILA Finance Charge Test is fail. Loan data is xx and comparison data is xx. Hence, the variance is -$xxx.

TILA Foreclosure Rescission Finance Charge Test  is fail. Loan data is xx and comparison data is xx. Hence, the variance is -$xxx.

TILA APR Test is fail. Loan data is 5.375% and comparison data is 5.576%. Hence, the variance is -0.201%

SOL of 3 years has expired."
								* Higher-Priced xx Loan test Fail (Lvl 2) "Loan fails ComplianceEase Higher priced xx loan test. APR Calculated 5.576% APR Threshold 4.670% Over By +906%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx, in favor  of The xx Firm, xx recorded in Instrument# | Book/Page#xx
The chain of assignment has not been completed. The assignment is fromxx. The last assignment should be with xx
No Active judgments and liens have been found.
xxtax status is not available for the subject property.
Utility charges are due in the amount of $xxx/xx/2020.

As per the review of payment history as of xx/xx/2020, the borrower is delinquent for 3 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for due date xx/xx/2020. The current P&I is in the amount of $xxxcurrent PITI is in the amount of $xxxB per tape data is in the amount of xx.	Collections Comments:The loan is currently in collections. As per the review of payment history as of xx/xx/2020, the borrower is delinquent for 3 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for due date xx/xx/2020.
 As per collection comment dated xx/xx/2019 the reason for default is excessive obligations. The subject property has been occupied by the owner. The borrower's intention is to keep the property. No damages or repairs are found in servicing comment.
According to servicing comment dated xx/xx/2020, the borrower wanted to know the available options for COVID-19. It seems that borrower has been impacted by the Covid 19 pandemic. However, no other information was found about the assistance/covid 19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Loan modification agreement was made on xx/xx/2011, between the borrower “xx”. The new principal balance stated in the Modification is in the amount of xx...The interest rate is 5.000% and P&I is $xxxferred principal balance is xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per review of latest updated title report dated xx/xx/2020 the subject xx was originated on xx.00 in favor of xx as nominee for Intervale xx which was recorded on xx/xx/2004 under Instru# 2004-0012194. The chain of assignment has been completed as the xx is currently with the current assignee xx
No active judgments or lien have been found against the borrower or subject property.
The annual xx taxes of 2018 have been paid in the amount of $xxxe first installment of combined taxes for 2019 have been delinquent in the amount of $xxx payable through the date of xx/xx/2020.
The second installment of combined taxes are past due under 30 days in the amount of $xxx payable though the date of xx/xx/2020.
As per review of latest payment history as of xx/xx/2020 the loan is in delinquency for 6 months. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 6.80% and P&I $xxx for the due date of xx/xx/2019. The next due date is xx/xx/2019. The current UPB reflected is in the amount of xx and the deferred balance is $xx	Collections Comments:the loan is in delinquency for 6 months. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 6.80% and P&I $xxx for the due date of xx/xx/2019. The next due date is xx/xx/2019. The current UPB reflected is in the amount of xx and the deferred balance is $xxx84.
As perxx report, the borrower  xx had filed bankruptcy chapter-13 with case # xx. The plan was confirmed on xx/xx/2015. The Proof of Claim was filed by subject creditor on xx/xx/2015 with the total amount of claim is xx and the amount of arrearage is xx. The schedule xxshows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; therefore, the unsecured portion is xx. As per plan dated xx/xx/2014 debtor sxxpay arrears through the plan with monthly payment of $xxxd regular monthly payment of $xxx. Motion to dismiss was filed on xx/xx/2019 and it was granted on xx/xx/2019. However, debtor had filed Motion to reinstate the case on xx/xx/2019 and it was approved on xx/xx/2020. The last filing date is xx/xx/2020.
As per comment dated xx/xx/2020 and provided tape data the foreclosure was referred to attorney on xx/xx/2020. However the comment dated xx/xx/2020 stated that file is to remain on ch#13 bankruptcy hold. The borrower xx had filed bankruptcy chapter-13 with case # xx and the plan was confirmed on xx/xx/2015. The loan is active in BK. No further details have been found regarding the foreclosure proceedings.

As per comment dated xx/xx/2020 the Co-borrowerxxhad deceased on xx/xx/2014 but the death cert has not found in the loan file.
Foreclosure Comments:As per comment dated xx/xx/2020 and provided tape data the foreclosure was referred to attorney on xx/xx/2020. However the comment dated xx/xx/2020 stated that file is to remain on ch#13 bankruptcy hold. The borrower xx had filed bankruptcy chapter-13 with case #xxon xx/xx/2014 and the plan was confirmed on xx/xx/2015. The loan is active in BK. No further details have been found regarding the foreclosure proceedings.
Bankruptcy Comments:As perxx report, the borrowerxx had filed bankruptcy chapter-13 with case # xxon xx/xx/2014. The plan was confirmed on xx/xx/2015. The Proof of Claim was filed by subject creditor on xx/xx/2015 with the total amount of claim is xx and the amount of arrearage is xx. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; therefore, the unsecured portion is xx. As per plan dated xx/xx/2014 debtor sxxpay arrears through the plan with monthly payment of $xxxd regular monthly payment of $xxx. Motion to dismiss was filed on xx/xx/2019 and it was granted on xx/xx/2019. However, debtor had filed Motion to reinstate the case on xx/xx/2019 and it was approved on xx/xx/2020. The last filing date is xx/xx/2020.	Not Applicable	Affiliated Business Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2020, the subject xx was originated on xx. which was recorded on xx/xx/2006. The chain of assignment has not been completed. The current assignment is with xx It should be withxx There is a certificate of Sale for 2019 sewer taxes. The lien is open with the redemption amount of $xxxh the good through date of xx/xx/2020 in the favor of xx. The combined taxes for the year 2020 are paid in the amount of xx.	According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 2 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxhe unpaid principal balance is reflected in the amount of xx. Current rate as per payment history is 4.00%.	Collections Comments: Loan is in collection. According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 2 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxhe unpaid principal balance is reflected in the amount of xx. Current rate as per payment history is 4.00%. As per comment dated xx/xx/2019 file received by attorney on xx/xx/2019.Foreclosure place on hold on xx/xx/2020 due to loss mitigation workout. And foreclosure hold was removed on xx/xx/2020. As per comment dated xx/xx/2020 state that foreclosures file was closed. No other evidence has been found. Thexx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2020. As per the Schedulexxxx dated 2/xx/20, the amount of claim is xx and value of property is xx. Motion for relief was not filed. As per case summary show that the debtor was discharged the bankruptcy on xx/xx/2020. As per comment dated xx/xx/2020, forbearance plan approved. Plan begins on xx/xx/2020 for 3 months with monthly payment of $xxxently the borrower under the 3 months forbearance plan due to the covid19. RFD is unemployment. The occupancy of the subject property is owner occupied. The comments do not provide any information regarding the damages and repairs to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Thexx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2020. As per the Schedule-xx dated 2/xx/20, the amount of claim is xx and value of property is xx. Motion for relief was not filed. As per case summary show that the debtor was discharged the bankruptcy on xx/xx/2020.	The loan has been modified between borrower and lender on xx/xx/2020. The modified principal balance is xx. Hence, the interest bearing amount is xx. The borrower promises to pay the P&I in the amount of $xxx45 with an interest rate of 4.000% beginning from xx/xx/2020 till the maturity date of xx/xx/2060.	Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Compliance ease state regulation test failed. This loan failed the prohibited fees test.  The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a xx broker sxxhave the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee.A person licensed as a xx banker or correspondent xx banker sxxhave the right to charge only the following fees:a credit report fee;appraisal fee;application fee;commitment fee;warehouse fee;discount points;lock-in fee;a service fee not to exceed $xxxto cancel the xx; andfees necessary to reimburse the xx banker for charges imposed by third parties limited to the following fees:overnight delivery, messenger, fax, and other special delivery fees;flood certification fees;pest inspection or certification fees;final inspection fee;outside counsels' fees as permitted by N.J.S.A. §46:10A-6;certified check fees;credit report and appraisal update fees;not more than one-year of xx insurance premiums;survey fees;recording fees;title and title search fees, including title insurance premiums;taxes;tax service fees;radon test fees;other third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2005.
There is junior xx was originated on xx.00 which was recorded on xx/xx/2005.
The chain of assignment has not been completed. Currently, the assignment is from xx which was recorded on xx/xx/2020. The assignment is missing to xx
No active judgments or liens found against the subject property or borrower.
First and second installments of xx taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019 and $xxxxx/xx/2020.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 5 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx26 which was applied for the due date xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx28 and interest rate is 3.500%.	Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx26 which was applied for the due date xx/xx/2019. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx28 and interest rate is 3.500%. The loan was modified. As per the comment dated xx/xx/2019, the foreclosure was initiated in 2019 and the foreclosure referral step1 has been completed. No further details have been found regarding the foreclosure. Collection comment dated xx/xx/2020 shows that the foreclosure was unable to be referred due to Covid-19 Moratorium. Comment dated 0xx/xx/2020 shows that repayment plan was failed. H/O would be performing under another alternative to FC-forbearance plan due to Covid-19. Comment dated xx/xx/2020 shows the borrower has affected due to Covid-19. Same comment dated comment shows that Covid-19 forbearance plan was ready. Comment dated xx/xx/2020 shows that the short term (3 months) forbearance plan was approved with the start date of xx/xx/2020 to xx/xx/2020. The borrower did not file bankruptcy. As per the comment dated xx/xx/2020, the subject property is owner occupied and the reason for default is borrower has not working due to virus. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Foreclosure Comments:As per the comment dated xx/xx/2019, the foreclosure was initiated in 2019 and the foreclosure referral step1 has been completed. No further details have been found regarding the foreclosure.
Bankruptcy Comments:Not Applicable	The loan was modified twice since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2016 between the borrowers " xx” and lender “xx”. As per the modified terms, the new principal balance is xx. There are 5 steps of modification. The borrower has promised to pay, first in the amount of $xxx96 with the interest rate of 2.500% beginning on xx/xx/2016, second in the amount of $xxx28 with the interest rate of 3.500% beginning on xx/xx/2019, third in the amount of $xxx38 with the interest rate of 4.500% beginning on xx/xx/2020, fourth in the amount of $xxx35 with the interest rate of 5.500% beginning on xx/xx/2021 and fifth in the amount of $xxx97 with the interest rate of 6.00% beginning on xx/xx/2022, till maturity date of xx/xx/2035.
According to the same modification agreement there is a clause that borrower will make the balloon payment of xx on the maturity date of xx/xx/2035.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* DTIxx (Lvl 2) "According to final application the total monthly income of the borrower is $xxx But, the total monthly expenses are in the amount of $xxx97. Hence, DTI is xx% which is greater than xx%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosures are missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private xx Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the loan files.."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "The settlement date is xx/xx/2005 and note date is xx/xx/2005. However, the settlement date is different from the note date."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx in favor of xx III. The chain of assignment is not completed as the subject xx is currently assigned to “xx” instead of “xx.” No active judgments/liens have been found in the updated title report against the borrower/subject property. 2019 xx 1st installment taxes have been paid in the amount of $xxx/xx/2019. 2019 xx 2nd installment taxes have been paid in the amount of $xxx/xx/2020. No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of xx/xx/2020 reveals that borrower has been the delinquent for 11 months. The last payment was received in the amount of $xxxx/xx/2020 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 6.000%.	Collections Comments:The loan is in active bankruptcy. The debtorxx and xx had filed Bankruptcy under chapter-13 on xx/xx/2019 with the Case#xx and the plan was confirmed on xx/xx/2020.
The Schedule-D in xxx shows that the unsecured amount is $xxxt of secured claim in the amount of xx and with collateral of xx.
The POC was filed on xx/xx/2019 with the secured claim of xx with an arrearage of xx. Review of the payment history dated as of xx/xx/2020 reveals that borrower has been the delinquent for 11 months. The last payment was received in the amount of $xxxx/xx/2020 which was applied for the due date of xx/xx/2019. The next due date is xx/xx/2019.  Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 6.000%.

Update :
As per collection comment dated xx/xx/2024, the bankruptcy chapter 13 with case#xx is active.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtorxx and xx had filed Bankruptcy under chapter-13 on xx/xx/2019 with the Case#xx and the plan was confirmed on xx/xx/2020.
The Schedule-D in xxx shows that the unsecured amount is $xxxt of secured claim in the amount of xx and with collateral of xx.
The POC was filed on xx/xx/2019 with the secured claim of xx with an arrearage of xx.
Loan modification agreement was made between the borrower and Lender on xx/xx/2016. The new modified rate is 6.000% and borrower promises to pay P&I in the amount of $xxxh was begun on xx/xx/2016. The new principal balance is xx. Lender has agreed to defer the amount of $xxx the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx/xx/2034.	Affiliated Business Disclosure Credit Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is "Moderate" due to the TILA Finance Charge Test: FAIL Result Loan: xx Data Comparison: xx Data Variance: -xx

TILA Foreclosure Rescission Finance Charge Test: FAIL Result Loan: xx Data Comparison: xx Data Variance: -xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test Failed due to the TILA APR Test: FAIL Loan Data: 8.554% Comparison Data: 10.227% Variance: -1.673%

This loan failed the TILA APR test.
The annual percentage rate (APR) is 10.227%. The disclosed APR of 8.554% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.xxChain of assignment has not been completed. Currently, the xx is with xx which was recorded on xx/xx/2020. It should be with xx.
There is a break in assignment from Legacy xx
Asset Trust 2017- Gs2 To xx,
Not In Its Individual Capacity, But Solely As Owner Trustee Of Csmcxx
There is  a state tax lien in the amount of $xxx was recorded on xx/xx/2010 in favor of State of xx.
Annual Combined taxes for the year of 2019 have been paid in the amount of $xxxal Combined taxes for the year of 2019 have been paid in the amount of $xxxrior year delinquent taxes have been found.
According to payment history as of xx/xx/2020, the borrower has been delinquent for 9+ months and the next due for the payment is xx/xx/2019. The last regular payment was received on xx/xx/2020 in the amount of $xxxh was applied to the due date of xx/xx/2019. The current UPB is not reflected in the payment history. However, tape data shows UPB in the amount of xx.	Collections Comments:The loan is currently in bankruptcy and the next due for the payment is xx/xx/2019. The last regular payment was received on xx/xx/2020 in the amount of $xxxh was applied to the due date of xx/xx/2019. The current UPB is not reflected in the payment history. The borrower xx and xx had filed bankruptcy under chapter 13 with the cse#xx on xx/xx/2020. The RFD is unable to be determined. No evidence of damage or repair to the subject property was found. No comments have been found stating the borrower’s income has been impacted by COVID-19.
As per the comment dated xx/xx/2020, the property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the xxx report, xx, Jr and xx had filed bankruptcy under chapter 13 with the cse#xx on xx/xx/2020. The Schedule-D in xxx shows that the unsecured amount is $xxxt of secured claim in the amount of xx.00 and with a collateral of xx.
The POC was filed on xx/xx/2020 with the secured claim of xx with an arrearage of xx.
The loan modification agreement was made on xx/xx/2013 between borrowerxx and lender Cxx. As per modified terms, the new UPB is xx. The borrower promises to pay P&I in the amount of $xxx an interest rate of 4.000%, beginning from xx/xx/2014. The maturity is xx/xx/2035. There is a deferred balance of xx and the interest bearing amount is xx.	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated  business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx in favor of xx as nominee for Household  Finance Realty xx of xx .
The chain of assignment is completed as the subject xx is currently assigned to “xx.”
1. there are 2 Tax Liens (Real Estate) available in the updated title report against the subject property in the total amount of $xxx was recorded on xx/xx/2006 and xx/xx/2010 in the favor of xx Tax Receiver of the xx of Clark, State of NV’.
2. There is mechanic’s lien against the borrower in amount of xx which was recorded on xx/xx/2020  in the favor of xx’
3. There is civil judgment against the borrower in the favor of xx’ which was recorded on xx/xx/2013.
The xx taxes for 2020 are due in the amount of $xxxxx taxes (4th installment) for 2019 are delinquent in the amount of $xxx is payable through xx/xx/2020.
According to the payment history as of xx/xx/2020, the borrower is delinquent from 8 months and next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxrrent P&I is $xxxthe interest rate of 4.00%. The new UPB is reflected in the amount of xx.	Collections Comments:Comments:
COMMENTHISTORY_GS-Balbec July 2020-Shellpoint

According to the payment history as of xx/xx/2020, the borrower is delinquent from 8 months and next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxrrent P&I is $xxxthe interest rate of 4.00%. The new UPB is reflected in the amount of xx.
The debtors ‘xx and xx’ had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2009. The POC was filed by creditor ‘xx’ on xx/xx/2009 for the secured claim amount is xx and the arrearage amount of xx. The plan was confirmed on xx/xx/2019. The debtor was promised to pay for the amount of $xxx60 months. As per the xxx which was filed on xx/xx/2009, the amount of without deducting value of collateral is xx and the value of property subject lien is in the amount of xx. However, the unsecured amount is xx. The debtor was dismissed on xx/xx/2010 and the case was terminated on xx/xx/2010.
As per the comment dated xx/xx/2020, the borrower is impacted to covid-19. The borrower is currently unemployment due to covid-19. The 2 months forbearance plan was offered to borrower which was started from xx/xx/2020 to xx/xx/2020. No, any further details have been found regarding covid-19.
The subject property is owner occupied. No, any damage and repairs have been found.
No comments have been found regarding foreclosure proceedings.

Update :
As per collection comment dated xx/xx/2022, foreclosure sale set on xx/xx/2023. As per collection comment dated xx/xx/2024, foreclosure was on hold.
As per collection comment dated xx/xx/2024, the bankruptcy chapter 13 with Case #xx is active.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtors ‘xx and xx’ had filed bankruptcy under chapter 13 with the case#xx on xx/xx/2009. The POC was filed by creditor ‘xx’ on xx/xx/2009 for the secured claim amount is xx and the arrearage amount of xx. The plan was confirmed on xx/xx/2019. The debtor was promised to pay for the amount of $xxx60 months. As per the xxx which was filed on xx/xx/2009, the amount of without deducting value of collateral is xx and the value of property subject lien is in the amount of xx. However, the unsecured amount is xx. The debtor was dismissed on xx/xx/2010 and the case was terminated on xx/xx/2010.	This is a interest only modification agreement was made on xx/xx/2018 between the borrowers “xx,xx” and the lender “xx.”. As per the modified terms, the new combined principal balance is in the amount of xx. The permanently forgiven amount is xx. The interest bearing amount is xx and the deferred principal balance is xx. The borrower has promised to pay interest only amount is $xxx an interest rate of 4.00% beginning on xx/xx/2018 till xx/xx/2023. The borrower has promised to pay for the amount of $xxx an interest rate of 4.400% beginning on xx/xx/2023 till the new maturity dates of xx/xx/2058.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 11.539%. The disclosed APR of 9.344% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA APR test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated disclosure is missing from the loan files."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Updated title report as of xx/xx/2020 shows that the subject xx is on first lien position. Subject xx was originated on xx.00 with xx as nominee forxx. Chain of assignment is complete as current assignee is xx.
No active judgments or liens found.
Annual estimated tax is $xx	The review of payment history as of xx/xx/2020 shows that the subject loan is currently delinquent for 0 month and the next due date for regular payment is xx/xx/2020. The last payment (P&I) was received on xx/xx/2020 in the amount of $xxx which applied for the due date of xx/xx/2020. The current P&I is $xxx with an interest rate of 3.50%. The UPB is in the amount of xx.	Collections Comments:Review of loan file and servicing comment shows that the subject loan is currently delinquent for 0 month and the next due date for regular payment is xx/xx/2020. The last payment (P&I) was received on xx/xx/2020 in the amount of $xxx which applied for the due date of xx/xx/2020. The current P&I is $xxx with an interest rate of 3.50%. The UPB is in the amount of xx.
According to the available servicing comments from xx/xx/2018 to xx/xx/2020, the foreclosure was initiated on the subject property in 2018. The foreclosure case was referred to attorney on xx/xx/2018. As per comment dated xx/xx/2018 the complaint was filed on xx/xx/2018 and the judgment was was set to be entered on xx/xx/2018. As per servicing comment dated xx/xx/2018, the foreclosure was put on hold as of due rail hurricane Florence. As per cancellation of lis pendens located at "located at "xx" The clerk of court/register of deeds was hereby directed to cancelled the lis pendens case on xx/xx/2018. Comment dated xx/xx/2018 states that the additional fees of $xxxhave been approved for dismissal of foreclosure action. No further details are available regarding the foreclosure proceeding. We are unable to determine whether the FC has been dismissed or not.
No evidence of post-closing BK has been found.

Update :
As per collection comment dated xx/xx/2024, foreclosure was initiated on xx/xx/2024. As per collection comment dated xx/xx/2024, foreclosure was on hold. As per collection comment dated xx/xx/2024, foreclosure was cancelled on xx/xx/2024.

Foreclosure Comments:According to the available servicing comments from xx/xx/2018 to xx/xx/2020, the foreclosure was initiated on the subject property in 2018. The foreclosure case was referred to attorney on xx/xx/2018. As per comment dated xx/xx/2018 the complaint was filed on xx/xx/2018 and the judgment was was set to be entered on xx/xx/2018. As per servicing comment dated xx/xx/2018, the foreclosure was put on hold as of due rail hurricane Florence. As per cancellation of lis pendens located at "located at "xx" The clerk of court/register of deeds was hereby directed to cancelled the lis pendens case on xx/xx/2018. Comment dated xx/xx/2018 states that the additional fees of $xxxhave been approved for dismissal of foreclosure action. No further details are available regarding the foreclosure proceeding. We are unable to determine whether the FC has been dismissed or not.
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender effective from xx/xx/2016. The borrower had given promise to pay the UPB of xx with fixed interest rate of 3.500% and P&I of $xxx. First payment due date was xx/xx/2016 and the maturity date is xx/xx/2056.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Estimated HUD and Fee itemization are also missing from the loan file."	* Application Missing (Lvl 2) "Final loan application /1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "We are unable to confirm the operative index value."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report as of xx/xx/2020 shows that the subject xx is on first lien position. Subject xx was originated on xx.00 with xx. Chain of assignment is complete as current assignee isxx.
No active judgments or liens found.
Annual estimated tax is $xxx	According to the payment history as of xx/xx/2020, the borrower is delinquent with the loan for 3 months. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of $xxx49.	Collections Comments:Review of loan file and servicing comment shows that the the borrower is delinquent with the loan for 3 months. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of $xxx49.
No evidence of post-closing foreclosure or bankruptcy has been found. Borrower intention is to retain the property.  No evidence of damage or repair on subject property has been found. It seems property is in good condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Estimated HUD and Fee itemization are also missing from the loan file."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, in favor of xx as nominee forxx, xx recorded in Instrument# | xx
The chain of assignment has not been completed. Assignment from xx. to xx is missing.
There are 5 judgments against borrower. First judgment is in favor of xx (USA), NA recorded on xx/xx/2012 in the amount of $xxxcond judgment is in favor of Government Employees Ins Co recorded on xx/xx/2012 in the amount of $xxxhird judgment is in favor of xx recorded on xx/xx/2012 in the amount of $xxxourth judgment is in favor oxx recorded on xx/xx/2015 in the amount of $xxxh judgment is in favor ofxx recorded on xx/xx/2015 in the amount of $xxxnnual City taxes for the year 2020 are due in the amount of $xx.	As per the review of payment history as of xx/xx/2020, the borrower is delinquent with a loan for 5 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2019. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 4.25%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per the review of payment history as of xx/xx/2020, the borrower is delinquent with a loan for 5 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2019. The current UPB reflected as per the payment history is in the amount of xx.
The loan was modified on xx/xx/2017 between the borrower xx and servicer xx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 4.25% and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2017. The maturity date as per modification is xx/xx/2057.
The reason for default, subject property occupancy is not mentioned in collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No comments have been found regarding Covid-19 impact.
Foreclosure Comments:As per collection comment, the foreclosure was initiated and file was sent referred to attorney on xx/xx/2019. However, the foreclosure was put on hold as borrower filed bankruptcy on xx/xx/2019. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2020 with secured claim in the amount of xx and the arrearage amount of $xxxe plan was confirmed on xx/xx/2020. The debtor sxxpay the trustee $xxx for 31 months and $xxx for 29 months under Chapter 13. There is no comment indicating a cram-down. The date of last filing is xx/xx/2020.	The loan was modified on xx/xx/2017 between the borrower xx and servicer xx, xx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 4.25% and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2017. The maturity date as per modification is xx/xx/2057.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl.	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.877%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: Loan Data 0.000% Comparison Data 6.877% Variance-6.877%."
* Final TIL Missing or Not Executed (Lvl 2)     "The Final Truth In Lending is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the review of updated title report dated xx/xx/2020 the subject xx was originated on xx.00 in favor ofxx. which was recorded on xx/xx/2003 under instru# xx
The chain of assignment has not been completed as the xx is currently with xx instead of the current assignee xx.
There are 2 junior mortgages against the subject property as follow.
First was recorded on 10/xx/20003 in the amount of xx in favor ofxx
Second was recorded on xx/xx/2006 in the amount of $xxxfavor of xx.

There is one HOA Lien against the subject property in the amount of $xxxfavor of xx which was recorded on xx/xx/2018. As per lis pendens located at “xx the foreclosure proceedings were initiated on property by HOA Lien holder. The complaint was filed on xx/xx/2019. At the time of foreclosure initiation the subject creditor was xx NA; however the Notice was not served to the subject creditor. No further details have been found regarding foreclosure. Need further investigation.
The subject property is located in MN State which is super Lien State. There is risk that property can be getting foreclosed due to above unpaid lien. This can be cured if above unpaid lien paid in full with unpaid interest and late charges.

The annual combined taxes of 2019 have been paid in the total amount of $xxx prior year delinquent taxes have been found.
As per available payment history as of xx/xx/2020 the loan is in delinquency for 1 month. The last payment was received on xx/xx/2020 in the amount of $xxx with P&I $xxx and rate of interest 5.380% for the due date of xx/xx/2020. The next due date is xx/xx/2020. The available pay history does not reflect current UPB but as per provided tape data as of xx/xx/2020 the current UPB is xx.	Collections Comments:the loan is in delinquency for 1 month. The last payment was received on xx/xx/2020 in the amount of $xxx with P&I $xxx and rate of interest 5.380% for the due date of xx/xx/2020. The next due date is xx/xx/2020. The available pay history does not reflect current UPB but as per provided tape data as of xx/xx/2020 the current UPB is xx.
The loan was modified on xx/xx/2011 with the fixed amortization with the new principal balance of xx. The borrower promises to pay the P&I of $xxx with the new interest rate of 5.375% beginning from xx/xx/2011 and the new maturity date is xx/xx/2033.
The third party xx had filed Bankruptcy under chapter-13 on xx/xx/2013 with the Case#xx and the plan was confirmed on xx/xx/2013. The POC was filed by subject creditor on xx/xx/2013 with the secured claim of xx with an arrearage of $xxx46. As per plan dated xx/xx/2015 the debtor sxxpay arrears through the plan with monthly payment of $xxx. The bankruptcy was discharged on xx/xx/2018 and case was terminated on xx/xx/2018. As per trustees final report dated xx/xx/2018 the debtor has paid total arrears in the amount of $xxx11.

The comment dated xx/xx/2019 shows that property had a loss in the amount of xx; however, type of loss has not mentioned. As per comment dated xx/xx/2019 borrower made call to servicer to prove that she has homeowners insurance.  As per comment dated xx/xx/2019 borrower stated that she does not have loss on the home. No further details have been found regarding the loss and latest xxx Report is not available in the loan file to confirm the same. No further comments have been found regarding the damage/repair. As per comment dated xx/xx/2019 property is owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed Bankruptcy under chapter-13 on xx/xx/2013 with the Case#xx and the plan was confirmed on xx/xx/2013. The POC was filed by subject creditor on xx/xx/2013 with the secured claim of xx with an arrearage of $xxx46. As per plan dated xx/xx/2015 the debtor sxxpay arrears through the plan with monthly payment of $xxx. The bankruptcy was discharged on xx/xx/2018 and case was terminated on xx/xx/2018. As per trustees final report dated xx/xx/2018 the debtor has paid total arrears in the amount of $xxx11.
The loan was modified on xx/xx/2011 with the fixed amortization with the new principal balance of xx. The borrower promises to pay the P&I of $xxx with the new interest rate of 5.375% beginning from xx/xx/2011 and the new maturity date is xx/xx/2033.	Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk Indicator is Moderate as this loan failed the TILA finance charge test and TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 6.059%. The disclosed APR of 5.681% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx, in favor of xx recorded in Instrument# | Book/Page# xx The chain of assignment has not been completed. Assignment from xx to xx is missing. No active mortgages, liens, and judgments have been found. No prior year delinquent taxes have been found.	As per the review of payment history as of xx/xx/2020, the borrower is delinquent with a loan for 19 months and the next due date for payment is xx/xx/2018. The last payment was received on xx/xx/2020 which was applied for due date xx/xx/2018. The current P&I is in the amount of $xxxcurrent PITI is in the amount of $xxx an interest rate of 4%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per the review of payment history as of xx/xx/2020, the borrower is delinquent with a loan for 19 months and the next due date for payment is xx/xx/2018. The last payment was received on xx/xx/2020 which was applied for due date xx/xx/2018. The current UPB reflected as per the payment history is in the amount of xx. The loan modification agreement was made between borrower “xx” and lender “xx, a division of xx, xxx” on xx/xx/2011. As per mod the new principal balance is xx of which interest-bearing amount is xx and deferred balance is xx. The payment begins from xx/xx/2011 to the stated maturity date xx/xx/2038. The reason for default, subject property occupancy is not mentioned in collection comments. No comments have been found regarding Covid-19 impact.
Foreclosure Comments:As per the review of collection comments, the foreclosure was initiated in 2013. The file was referred to an attorney on xx/xx/2013 and the complaint was filed on xx/xx/2014. The judgment was entered on xx/xx/2016. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2018. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrowerxx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2018 with secured claim in the amount of xx and the arrearage amount of xx. The plan was confirmed on xx/xx/2019. The debtor sxxpay the trustee $xxx1 to 6 months, $xxx7 to 8 months and $xxx9 to 60 months under Chapter 13. There is no comment indicating a cram-down. The date of last filing is xx/xx/2020.	The loan modification agreement was made between borrower “xx” and lender “xx, a division of xx, xxx” on xx/xx/2011. As per mod the new principal balance is xx of which interest-bearing amount is xx and deferred balance is xx. In addition to this, the lender has agreed that this deferred balance is eligible for conditional forgiven. If borrower not in default on his new monthly payments such that equivalent to three full monthly payments which were due and unpaid on the last day of any month, on each of the first, second and third anniversaries, the lender sxxreduce the deferred principal balance in installments equal to one-third of the deferred principal reduction amount. The payment begins from xx/xx/2011 to the stated maturity date xx/xx/2038. The modification has total 4 steps. Also the modification has provision for Balloon payment.	Affiliated Business Disclosure Loan Program Info Disclosure Right of Rescission	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2007 with instrument#xx

The Chain of Assignments has not been completed. Currently, the assignment of xx is with xx. which was recorded on xx/xx/2019. However, the last assignment should be done with xx.

There is a notice of delinquent assessment for HOA recorded on xx/xx/2014 in the amount of $xxxch is in the favor of xx

There is one credit card judgment against the borrower xx in the amount of $xxxch is in the favor ofxx USA NA.

The combined annual installment taxes for the year 2019 have been paid in the amount of $xxxxx/xx/2019.

The utilities annual installment taxes for the year 2020 are due in the amount of $xxxxx/xx/2020. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is delinquent for 76 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2014 and the next due date for payment is xx/xx/2014. The P&I is in the amount of $xxx37 and PITI is in the amount of $xxx25. As per the seller’s tape data, the UPB reflected is in the amount of xx.	Collections Comments:As per collection comments, the current status of the loan is in bankruptcy. According to the payment history as of xx/xx/2020, the borrower is delinquent for 76 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2014 and the next due date for payment is xx/xx/2014. The P&I is in the amount of $xxx37 and PITI is in the amount of $xxx25. As per the seller’s tape data, the UPB reflected is in the amount of xx. The collection comment dated xx/xx/2019 states the reason for default is excessive obligations. The review of the collection comments, the foreclosure actions were initiated. The collection comment dated xx/xx/2019 states the file was referred to the attorney on xx/xx/2012. The foreclosure complaint was filed on xx/xx/2015. The service has been completed on xx/xx/2015. The judgment was entered on xx/xx/2016. The collection comment dated xx/xx/2019 states the sale was scheduled on xx/xx/2019. The xx mediation document is located at “xx” states the suggestion of bankruptcy letter was sent on xx/xx/2019. However, the further foreclosure proceedings were on hold due to the borrower xx had filed for bankruptcy under chapter-13 with case#xx on xx/xx/2019. The chapter -13 plan was filed on xx/xx/2019 and amended on xx/xx/2019 which was confirmed on xx/xx/2019. The collection comment dated xx/xx/2019 states the xxx is pending for AOM. The last filing date is xx/xx/2020. The collection comment dated xx/xx/2020 states the file is on hold due to covid-19. However, unable to determine whether the borrower’s income has been affected by Covid-19 from available collection comments. The property inspection dated xx/xx/2020 is located at “xx” states the subject property is occupied by the owner and the property is in good condition.
Foreclosure Comments:The collection comment dated xx/xx/2019 states the file was referred to the attorney on xx/xx/2012. The foreclosure complaint was filed on xx/xx/2015. The service has been completed on xx/xx/2015. The judgment was entered on xx/xx/2016. The collection comment dated xx/xx/2019 states the sale was scheduled on xx/xx/2019. The xx mediation document is located at “xx” states the suggestion of bankruptcy letter was sent on xx/xx/2019. However, the further foreclosure proceedings were on hold due to the borrower xx had filed for bankruptcy under chapter-13 with case#xx on xx/xx/2019. The chapter -13 plan was filed on xx/xx/2019 and amended on xx/xx/2019 which was confirmed on xx/xx/2019. The collection comment dated xx/xx/2019 states the xxx is pending for AOM. The last filing date is xx/xx/2020.
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with case#xx on xx/xx/2019. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; therefore, there is no unsecured portion. The chapter -13 plan was filed on xx/xx/2019 and amended on xx/xx/2019 which was confirmed on xx/xx/2019. The debtor was supposed to pay the trustee the amount of $xxx10 for 59 months under the chapter 13 plan. The Proof of Claim filed on xx/xx/2019 under claim#xx. The total amount of claim is xx and the amount of arrearage is xx. The last filing date is xx/xx/2020.	Not Applicable	Affiliated Business Disclosure ARM Rider Credit Application HUD-1 Closing Statement Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is missing from the loan file. However, the points and fees are considered from estimated HUD is located at “xx”."
* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is missing from the loan file. However, the points and fees are considered from estimated HUD is located at “xx” which is not excuted by borrower."	* Application Missing (Lvl 2) "The final loan application is missing from the loan files. However, the values are considered from "xx""
* xx - Missing required ARM Rider (Lvl 2)     "As per note, the amortization type is ARM however, the ARM rider is missing from the loan file."
* Not all borrowers signed TIL (Lvl 2)     "The final TIL is not signed by borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "An affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "The right of rescission/right of cancel disclosure is missing from the loan files."
								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2020, the subject xx was originated on xx.51 in favor of xx as nominee for “xx”. The chain of xx assignment has been completed. Currently, the xx assignment is with xx. No active judgments or liens have been found. Annual xx taxes of 2019 have been paid in the total amount of $xx.	The payment history dated as of 7/32020 reveals that the borrower has been delinquent from xx/xx/2020. The loan is in delinquency for 17 months. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 7.490%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/2020 reflects the UPB in the amount of xx.	Collections Comments:Available servicing comment reveals that loan is in collections.
The payment history dated as of 7/32020 reveals that the borrower has been delinquent from xx/xx/2020. The loan is in delinquency for 17 months. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020.
No foreclosure proceedings have been found.
As per exterior xxx Report (doc#xx) dated xx/xx/2019, estimated repairs cost have been noted for missing shingles in the amount of $xxx and to remove trees near house or trim in the amount of $xxx00. The total estimated exterior repairs noted in the amount of $xxx Latest collection comments do not reflect any damages or estimated repairs. Latest xxx Report is not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor (xx) had filed Bankruptcy under chapter-7 on xx/xx/2011 with the Case# xx. Schedule D in xxx dated xx/xx/2011 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as $xxx00. This case was discharged on xx/xx/2012 and it was terminated on xx/xx/2012.	Not Applicable	Affiliated Business Disclosure Credit Application	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Appraisal report (doc#xx) report at the time of origination dated xx/xx/2006, the subject property is manufactured house. Neither VIN# number is listed in the xx legal nor short form title policy at origination shows Alta7 endorsement attached with it. No affixation document has been found in the loan file. Tax report from updated title shows separate assessment for land and improvement. Unable to determine whether the home is affixed to the permanent foundation or not."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is Moderate due to following factor: This loan failed the TILA APR test. This loan failed the TILA finance charge test. This loan failed the TILA foreclosure rescission finance charge test.  This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test.
The xx loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the xxe Rules and Regulations, brokerage fee is synonymous with finder fee. Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and sxxbe grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 10.180%. The disclosed APR of 8.064% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.  This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxThis loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020 the subject xx was originated on xx.xx which was recorded on xx/xx/2005. The chain of assignment has not been completed. Currently the assignment is with xx. which was recorded on xx/xx/2019. However the assignment should be withxx. The subject xx is at first lien position as there are no active liens or judgment against the borrower or subject property. Tax certificate is not attached with the updated title. Tax Status: To Follow. No delinquent taxes have been found for the prior year.	As per the review of payment history as of xx/xx/2020, the borrower is currently delinquent for 8 months and next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date of xx/xx/2019. The current P&I is $xxxan interest rate of 7.808%. The current UPB is not reflected in the payment history. However, tape data shows UPB in the amount of xx.	Collections Comments:As per the collection comment dated as of xx/xx/2020, the loan is in an active bankruptcy. The borrower is currently delinquent for 8 months and next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date of xx/xx/2019. The current P&I is $xxxan interest rate of 7.808%. The current UPB is not reflected in the payment history. However, tape data shows UPB in the amount of xx.
The loan was modified xx/xx/2016. The modified new principal balance is xx. According the modification agreement the borrower promises to pay P&I $xxx an interest rate of 7.808% beginning from xx/xx/2016 till the maturity date xx/xx/2032.  As per the modification the deferred balance is $xxxview of the collection comment shows no indication of post-closing foreclosure activity.
The Debtor “xx” had filed bankruptcy under chapter-13 with the Case# xx on xx/xx/2019.The chapter 13 plan was confirmed on xx/xx/2020. The schedule D of xxx does not show any unsecured amount. The date of last filing is xx/xx/2020. Currently the loan is in an active bankruptcy.
The reason for default is not available in the latest collection comments. No comment found stating that the borrower’s income is impacted due to Covid-19.A
As per collection comment the subject property is occupied by owner. No comment regarding damage and repairs located to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The Debtor “xx” had filed bankruptcy under chapter-13 with the Case# xx on xx/xx/2019.The chapter 13 plan was confirmed on xx/xx/2020. The POC was filed by the Creditor “xx” on xx/xx/2016, which shows that the amount of secured claim is xx and the amount of arrearage is $xxxhedule D of xxx does not show any unsecured amount. As per the order confirming of chapter 13 plan was filed on xx/xx/2020, it states that the chapter 13 plan was confirmed filed on xx/xx/2019. As per the chapter 13 plan the debtor sxxpay to trustee for subject xx $xxx60 months. The date of last filing is xx/xx/2020. Currently the loan is in an active bankruptcy.	The loan was modified between the borrowerxx and the lender xx on xx/xx/2016. The prior unpaid principal balance on the loan was $xxx, now the UPB has been reduced to xx which does mean that xx is forgiven. According the modification agreement the borrower promises to pay P&I $xxx an interest rate of 7.808% beginning from xx/xx/2016 till the maturity date xx/xx/2032. As per the modification the deferred balance is $xxx	Affiliated Business Disclosure Credit Application Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing in the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is "Moderate" due to the :
This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxinance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxot all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of Rescission is missing in the loan file."
								* TIL not hand dated (Lvl 2) "The Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx.00, with The xx. The chain of assignment has not been completed. There is gap between "xx" to "xxx, As Trustee for xx". The current assignment is with "xx". The subject xx is other lien position as there are two senior mortgages. The first xx was active in the favor of xx., A Texas Limited partnership, in the amount of xx, originated on xx. The second xx was active in the favor of xx, in the amount of xx, originated on xx. There is one junior xx active in the favor of xx, in the amount $xxx.00, originated on xx. There is a credit card judgment against the borrower in the favor of xx, in the amount of xx, which was recorded on xx/xx/2012, with Doc# xx. The annual combined taxes for the year 2020 have been paid in the amount of $xxxxx/xx/2019. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the last payment was received on xx/xx/2020 which was applied date of xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx92. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is performing. According to the payment history as of xx/xx/2020, the last payment was received on xx/xx/2020 which was applied date of xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx92. The UPB reflected as per the payment history is in the amount of xx. As per comment dated xx/xx/2020, the borrower is affected by COVID-19 and servicer advised Forbearance and deferred balance but borrower is not interested. No further information has been found regarding the COVID-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional ARM rate xx with P&I of $xxx with the rate of interest 7.87000%, margin is 6.920% and a maturity date of xx/xx/2033. The P&I as per payment history is the $xxx and rate of interest is 8.880%, however, there is a different in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. As per tape data, the loan has been modified on xx/xx/2014. However, Modification agreement is missing from the file.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in the state of Texas. The following required State Disclosure are missing in the loan file. 1. TX Loan Agreement Notice 2. Commitment Requirement/Anti-Tying 3. TILA Disclosures in Spanish 4. Home Equity Consumer Disclosure 5. Home Equity Loan Interest and Fees Preclosing Disclosure   6. Home Equity Loan Copies of Documents 7. Home Equity Loan Rescission Notice 8. Fair Market Value of Homestead Property Acknowledgment 9. Home Equity Loan Notice of Address for Borrower Notification of Violation 10. Choice of Insurance Notice 11. Collateral Protection Insurance Disclosure 12. Non-Deposit Investment Product Disclosure Are there any promotional materials? 13. Insurance Solicitation/Post Commitment Requirement 14. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to Updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2007. The subject xx was re-recorded on xx/xx/2019, to add the name and signature of xx. The chain of assignment has been completed. Currently, the assignment is from U.S. xx Trust,xxxto xx Company. There are Six Code enforcement liens against the subject property for Solid waste xx in the favor ofxx which was recorded on xx/xx/2019 for the total amount of $xxxrst installment combined taxes of the year 2020 have been paid in the amount of $xxx prior years of delinquent taxes have been found.	As per the review of payment history as of xx/xx/2020, the borrower is currently delinquent for 3 months and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxich was applied for the due date of xx/xx/2020. The current P&I is $xxxd PITI is $xxxhe UPB is reflected in the payment history is in the amount of xx.	Collections Comments:The loan is in active FC. The foreclosure was initiated and referred to an attorney on xx/xx/2018. As per comment dated xx/xx/2018, the final judgment was approved. No further details are available. The loan is active in bankruptcy.
As per the review of payment history as of xx/xx/2020, the borrower is currently delinquent for 3 months and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxich was applied for the due date of xx/xx/2020. The current P&I is $xxxd PITI is $xxxhe UPB is reflected in the payment history is in the amount of xx.
The borrower xx had filed bankruptcy under chapter-11 with the case#xx on xx/xx/2010. The plan was confirmed on xx/xx/2017. The POC (claim#xx) was filed byxx on xx/xx/2010 with the secured claim amount of xx and the arrearage is xx. As per the Schedule-D of xxx dated xx/xx/2010, the amount of claim is xx and the value of property is xx. Hence, the unsecured portion is xx.
As per Amended chapter 13 plan (Doc#xx) dated xx/xx/2017, the secured claim of xx (Claim #xx as toxx, filed in the amount of xx) sxxbe sxxbe paid with post-confirmation interest at 4.5% and sxxamortize the principal balance over 30 years.
As per the Response (Doc#xx) dated xx/xx/2019, the plan (Class I) provides for payment of xx amortized over 30 years at 4.5% interest, which is a monthly payment of $xxxAs per the Notice of default(Doc#xx) dated xx/xx/2019, The Debtor is in default under the terms of the Plan in the total amount of $xxx12, which includes three (3) regular monthly payments in the amount of $xxx04.
 As per the Motion for Final Decree (Doc#xx), the secured claim amount of subject creditor “xx” paid through the plan is xx (Class I).
The case was terminated on xx/xx/2019.

As per comment dated xx/xx/2019, the subject property is owner-occupied. As per comment dated xx/xx/2018, the property had water damage. The date of loss was xx/xx/2018. The loss draft cheque in the amount of $xxxs received on xx/xx/2018. As per comment dated xx/xx/2018, the repair status was rexxed. No further details are available.

Foreclosure Comments:The foreclosure was initiated and referred to an attorney on xx/xx/2018. As per comment dated xx/xx/2018, the final judgment was approved. No further details are available. The loan is active in bankruptcy.

		Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter-11 with the case#xx on xx/xx/2010. The plan was confirmed on xx/xx/2017. The POC (claim#xx) was filed byxx on xx/xx/2010 with the secured claim amount of xx and the arrearage is xx. As per the Schedule-D of xxx dated xx/xx/2010, the amount of claim is xx and the value of property is xx. Hence, the unsecured portion is xx. As per Amended chapter 13 plan (Doc#304) dated xx/xx/2017, the secured claim of xx (Claim #xx as to xx, filed in the amount of xx) sxxbe sxxbe paid with post-confirmation interest at 4.5% and sxxamortize the principal balance over 30 years. As per the Response (Doc#xx) dated xx/xx/2019, the plan (Class I) provides for payment of xx amortized over 30 years at 4.5% interest, which is a monthly payment of $xxxAs per the Notice of default(Doc#421) dated xx/xx/2019, The Debtor is in default under the terms of the Plan in the total amount of $xxx12, which includes three (3) regular monthly payments in the amount of $xxx04. As per the Motion for Final Decree (Doc#xx), the secured claim amount of subject creditor “xx” paid through the plan is xx (Class I).	Not Applicable	Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings			* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow acct disclosure is missing from the loan file." * Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file." * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,425.14	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.62 with xx Of Pennsylvania and it was recorded on xx/xx/2006 with Instr# xx
The chain of assignment is incomplete as the subject xx is currently assigned to “xx.” instead of “xx”.
No active lien or judgment found pending against borrower.
Annual city taxes for the year 2020 have been paid off in the amount of $xxxxx/xx/2020.
Annual xx taxes for the year 2020 have been paid off in the amount of $xxxxx/xx/2020.
Annual school taxes for the year 2020/2021 are due on xx/xx/2020 in the amount of $xxx prior year delinquent taxes have been found pending.
As per the review of payment history dated as of xx/xx/2020, the borrower is delinquent with the loan for 7 months. The next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx27 with the interest rate 8.240 % which was applied for due date xx/xx/2019. The UPB as of the data mentioned in the updated payment history is in the amount of xx. As per seller tape the accrued interest rate is in the amount of $xxx81.	Collections Comments:Available servicing comment and documents in file reveals that the loan is in active bankruptcy.
As per the review of payment history dated as of xx/xx/2020, the borrower is delinquent with the loan for 7 months. The next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx27 with the interest rate 8.240 % which was applied for due date xx/xx/2019. The UPB as of the data mentioned in the updated payment history is in the amount of xx. As per seller tape the accrued interest rate is in the amount of $xxx81.
No foreclosure proceedings have been found. According to the collection comment dated xx/xx/2019, the servicer offered Mod to the borrower and the details as shown below:
Mod Effective Date:xx/xx/2020, 2020, Capitalized Amount:xx.8, Deferment Amount: $xxx
Forgiveness Amount: $xxxNew UPB: xx, Mod Maturity Date: xx/xx/2031, Mod Term (in months):131, Mod Int Rate: 8.24%, Mod PITI: $xxx38. As per comment dated xx/xx/2019, this Mod was approved. However; the comment dated xx/xx/2020 reveals that Mod was denied due to borrower has been defaults in trial plan. Further details are unavailable.
The reason for default has not been mentioned in the collection comments.
As per the latest BPO dated xx/xx/2020 located at “xx” indicated that the property is in good condition and it is owner occupied. No any damages have been found to the subject property.

Update :
No issue found in the collection comment.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx records the debtors “xx” had filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2016. POC was filed on xx/xx/2016 for the secured claim amount of xx and the arrearage amount is $xxx81. The amended chapter 13 plan filed on xx/xx/2018 shows the debtor was committed to pay the trustee monthly installments of $xxx00 for 60 months. The plan was confirmed on xx/xx/2018. xxx has not filed yet. The loan is still in active bankruptcy & the date of last filing was xx/xx/2020.

Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase Risk Indicator resulted "Moderate" due to:

TILA Finance Charge Test
TILA Foreclosure Rescission Finance Charge Test
TILA APR Test"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test
Loan Data is xx, Comparison Data is xx and the Variance is -xx
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxThis loan failed the TILA foreclosure rescission finance charge test.
Loan Data is xx, Comparison Data is xx and the Variance is -xx
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxhis loan failed the TILA APR test.
Loan Data is 8.858%, Comparison Data is 10.454% and the Variance is -1.596%
The annual percentage rate (APR) is 10.454%. The disclosed APR of 8.858% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.
The chain of the assignment has been completed. Currently, the xx is with xx xx, xx., as xx, as Nominee for xx Company, Its Successors and Assigns which was recorded on xx/xx/2019.
There is a credit card judgment in the favor of xx (USA),xxxin the amount of $xxxch was recorded on xx/xx/2016.
The current taxes need to be followed.
The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB reflected is in the amount of xx till the due date of xx/xx/2020.	Collections Comments:The review of the collection comment shows that the loan is in collection and the next due date for the payment is xx/xx/2020. The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB reflected is in the amount of xx till the due date of xx/xx/2020. The comment dated xx/xx/2019 states that the reason for default was illness of borrower. The comment dated xx/xx/2019 reflects that the subject property is owner-occupied. The comment dated xx/xx/2020 states that the borrower’s income was impacted by COVID-19. As per the comment dated xx/xx/2020, the forbearance plan was approved. According to the comment dated xx/xx/2020, the forbearance plan offer has suspended payment. No further details have been found. The loan modification agreement was made on xx/xx/2017 between the borrower xx andxx and the lender xx. The loan has been modified once since origination. No damage and repairs have been found. No information pertaining to bankruptcy and foreclosure have been found.

 Update :
No issue found in the collection comment.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2017 between the borrower xx andxx and the lender xx. The modified principal balance is xx with fixed interest rate of 5.750%. The borrower promised to pay monthly P&I payment in the amount of $xxx beginning on xx/xx/2017 till the maturity date of xx/xx/2057. There is no provision for the balloon payment and it does not have modification steps. The loan has been modified once since origination.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file. However, the values are updated from the initial 1003 located at 'xx
* Application Not Signed by All Borrowers (Lvl 2)     "The final 1003 is missing from the loan file. However, the values are updated from the initial 1003 located at 'xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxhis loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of xx. The following state disclosures are missing from the loan file.
1.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2.NY Interest Rate Disclosure
3.NY Hazard Insurance  Disclosure
4.Tax Escrow Account Designation
5.xx Bankers and Exempt Organizations Preapplication
6.Part 80 Disclosure
7.Alternative xx Transaction Disclosures
8.Co-Signer Notice Requirements
9.Default Warning Notice
10.Smoke Alarm Affidavit
11.xx Real Property Escrow Account Disclosure
12.Subprime Home Loan Counseling Disclosure
13.Subprime Home Loan Tax and Insurance Payment Disclosure
14.Subprime Home Loan Disclosure
15.Commitment Disclosure
16.Lock-in Disclosure
17.Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2004.
The chain of assignment has not been completed. Currently, the assignment is from, xx. nominee for xx Company which was recorded on xx/xx/2019. There is assignment missing from Lender xx as nominee for xx.
There is xx lien against the borrower with the SSN #xx in the favor of xx for the amount of xx which was recorded on xx/xx/2017.
There is state tax lien against the borrower with the favor of xx of the state of California for the amount of xx which was recorded on xx/xx/2017.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is current with the loan and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 4.630%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 4.630%. The loan was modified. The foreclosure was not initiated. The borrower did not file bankruptcy. Collection comment dated xx/xx/2020 shows comment Covid-19 Campaign. Comment dated xx/xx/2020 shows that the call was made by the principal borrower xx on which the information given by the borrower was verified. The borrower said that they both (principal borrower and co-borrower) were going to make the payment but co-borrower xxx had lost the job due to Covid-19 and the principal borrower xxx was working part time for $xxxa month. The principal borrower had also asked for the forbearance plan. The same dated comment shows borrower's reason for default as loss of income due to Covid-19 and unemployment of co-borrower. As per the comment dated xx/xx/2020, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified twice since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2015 between the borrowers " xx” and lender “ xx”. As per the modified terms, the new principal balance is xx. The borrower has promised to pay in the amount of $xxx with the interest rate of 4.625% beginning on xx/xx/2015 till maturity date of xx/xx/2055.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures xx Insurance	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "This a conventional loan with LTV of 83.562%. Hence, MI certificate is required but, it is missing from the loan file."
* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosures are missing in the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private xx Insurance Disclosure
4. Earthquake Disclosure forCondominiums
5. Hazard Insurance Disclosure
6. Insurer RecommendationDisclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "ROR transaction date is xx/xx/2004, HUD-1 settlement date is xx/xx/2004. But, the note date is xx/xx/2004."
								* Settlement date is different from note date (Lvl 2) "The settlement date is 1/xx/2004and note date is xx/xx/2004. However, the settlement date is different from the note date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx. for the amount of xx which was recorded on xx/xx/2006.
The chain of assignment has not been completed. The last assignment is with xx which was recorded on xx/xx/2019. The assignment is missing to xx.
There is civil judgment against the borrower, “xx” in the favor of xx
xx NA for the amount of $xxxch was recorded on xx/xx/2010.
Combined annual taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019. No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2020, the borrower has been delinquent for 3 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx (PITI) which was applied for the due date of xx/xx/2020. The UPB as per payment history is reflected in the amount of xx. The current interest rate is 8.500% and P&I is $xxx.	Collections Comments:The loan is in the collection and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx (PITI) which was applied for the due date of xx/xx/2020. The UPB as per payment history is reflected in the amount of xx. The current interest rate is 8.500% and P&I is $xxx. The loan was modified on xx/xx/2015. According to modified terms, the new principal balance is xx. Borrower promises to pay P&I in the amount of $xxx with the modified interest rate of 8.500% beginning from xx/xx/2015 till the maturity date of xx/xx/2055. No foreclosure/bankruptcy activity has been found.
According to comment dated xx/xx/2019, the reason for default is illness of borrower. According to comment dated xx/xx/2020, the borrower had medical reaction. According to comment dated xx/xx/2020, the borrower cannot afford regular payment because she has medical expenses.
According to comment dated xx/xx/2019, the repayment plan has been approved with the down payment of $xxxnd monthly payment of $xxx for 5 months which was due from xx/xx/2020. According to comment dated xx/xx/2020, repayment plan has been denied as borrower failed to make plan payment. According to comment dated xx/xx/2020, the borrower wishes to keep the subject property.
According to comment dated xx/xx/2020, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed. No latest xxx Report is available in the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between Borrower “xx” and “xx” on xx/xx/2015. According to modified terms, the new principal balance is xx. Borrower promises to pay P&I in the amount of $xxx with the modified interest rate of 8.500% beginning from xx/xx/2015 till the maturity date of xx/xx/2055.	Affiliated Business Disclosure Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Alabama State. Choice of Insurer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report dated xx/xx/2020 shows that, subject xx with (borrower) xx and the (Lender)xx; originated on xx.xx which was recorded on xx/xx/2007 with book/page # xx.
Chain of assignment has been is completed.
No active/judgments liens were opened.
xx 1st and 2nd installment of taxes for the year of 2018 have been paid in the amount of $xxxxxxxx/xx/2019 and xx/xx/2019.
xx 1st and 2nd installment of taxes for the year of 2018 have been paid in the amount of $xxxxxxxx/xx/2020 and xx/xx/2020.
No delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 9 months. The last payment received on xx/xx/2020, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is bankruptcy.According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 9 months. The last payment received on xx/xx/2020, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.
As per the comment dated xx/xx/2019 the reason for default is death of borrower. The subject property has been occupied by the owner. No comments have been found for damages or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per review of xxx, borrower filed bankruptcy on xx/xx/2020 under chapter 13 case #xx. Borrower not filed motion for relief file. This bankruptcy plan was confirmed on xx/xx/2020. As per POC filed on xx/xx/2020 POC claim amount is xx and arrearage amount is $xxx xxx file scheduled D shows the amount of claim is xx and xx is value of a collateral hence $xxxnsecured portion.	According to the modification, the loan was modified on xx/xx/2015 in between the borrower xx and xx (servicer).The new modified principal balance per modification is in the amount of xxwith interest rate starting at 4.000 % and borrower promises to pay P&I in the amount of $xxxnning on xx/xx/2013. The maturity date reflects per modification is xx/xx/2053.	Affiliated Business Disclosure Initial Escrow Acct Disclosure	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "IN License Validation Test: FAIL

Fees Interest xx Insurance
Flood Determination - Life of Loan
Fee
$xxxerest $xxxnder Inspection Fee (performed
post closing)
$xxxroker Fee (Direct) $xxxlement / Closing / Escrow Fee $xxxRelated Service Fee $xxxtle Courier Fee $xxxComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Indiana license validation test. (IN HEA 1359, Ind. Code § 24-4.5-1-101, Ind. Code § 24.4.4-1-101)
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien xx lending under the First Lien xx Lending License and Subordinate Lien xx Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien xx Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xxx, 2009."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.S.B. A federally Chartered xx" for the amount of xx which was recorded on xx/xx/2007.
According to the updated title report dated xx/xx/2020, the chain of assignment has not been completed. Currently, the assignment is from xx. trust which was recorded on xx/xx/2019. The assignment is missing to xx.
No active judgments or liens found against the subject property or borrower.
Combined annual taxes for the year of 2020 have been paid in the amount of $xxxxx/xx/2020.
School annual taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2020.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 1 month and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx20 which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 4.250%.
Collections Comments:The loan is currently in the collection and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx20 which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 4.250%. The loan was modified. The foreclosure was not initiated. The borrower did not file bankruptcy. Collection comment dated xx/xx/2020 shows the comment Covid Email Campaign. No more information regarding borrower's income is available in the collection comments. There is no comment stating that the borrower's income is affected by Covid or not. The comment dated xx/xx/2020, the 5 months repayment plan was approved and the comment dated xx/xx/2020, the repayment plan is due for xx/xx/2020 in the amount of $xxxAs per the comment dated xx/xx/2020, the subject property is owner occupied and the reason for default is excessive obligation. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.

Update:
As per the comment dated xx/xx/2023, the loan was modified on xx/xx/2017.
As per the comment dated xx/xx/2023, the reason for default is illness of the borrower.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified twice since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2017 between the borrowers " xx and xx” and lender “ xx”. As per the modified terms, the new principal balance is xx. The borrower has promised to pay in the amount of $xxx with the interest rate of 4.250% beginning on xx/xx/2017 till maturity date of xx/xx/2057.

Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.

1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. xx Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative xx Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. xx Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the Pro-title report dated xx/xx/2020, the subject xx was originated on xx.xx B., a federally chartered xx, which was recorded on xx/xx/2005.
The chain of assignment has not been completed. The current assignment is with xx, which was recorded on xx/xx/2019. However, it should be with xx.
There are two IRS liens against the borrower in the favor of xx, first in the amount of xx which was recorded on xx/xx/2012 and second in the amount of xx which was recorded on xx/xx/2013.
The xx taxes of 2019 have been paid in the total amount of $xxxrior year’s delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 3 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxch was applied for xx/xx/2020. The unpaid principal balance reflected in the payment history is in the amount of xx till the due date of xx/xx/2020.	Collections Comments:As per the collection comments as of xx/xx/2020, the loan is in Collections.
According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 3 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxch was applied for xx/xx/2020. The unpaid principal balance reflected in the payment history is in the amount of xx till the due date of xx/xx/2020.
The reason for default is decreased income.
The comment history dated xx/xx/2020 shows that the subject property is vacant.

Update:
As per the comment dated xx/xx/2022, the subject property is owner occupied.
As per the comment dated xx/xx/2022, the repayment plan was approved for 12 months.
As per the comment dated xx/xx/2022, the reason for default is excessive obligation.
As per the comment dated xx/xx/2022, the subject property was damaged. The property needs repairs.
As per the comment dated xx/xx/2023, the foreclosure was cancelled due to reinstatement.
As per the comment dated xx/xx/2024, the chapter 7 bankruptcy was dismissed on xx/xx/2024.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx and xx had filed the bankruptcy under chapter-7 with the case#-xx on xx/xx/2011. The debtor was dismissed on xx/xx/2011 and the bankruptcy was terminated on xx/xx/2011.	The loan was modified between the borrower xx and lender xx on xx/xx/2012. The modified principal balance was $xxxd there was deferred balance of $xxx. Hence, the interest bearing amount was xx. The borrower promises to pay the P&I in the amount of $xxx an interest rate of 4.6% beginning from xx/xx/2012 till the maturity date of xx/xx/2052.	Affiliated Business Disclosure	3: Curable	* Not all borrowers signed HUD (Lvl 3) "HUD-1 not signed by the borrowers."	* Operative index value is unable to confirm (Lvl 2) "We are unable to determine the operative index value from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020 the subject xx was originated on xx.xx which was recorded on xx/xx/2013. The chain of assignment has been completed; currently the assignment is with xx xx, xx. ("xx") As Beneficiary As Nominee For xx Company which was recorded on xx/xx/2019. There are 4 judgments against the borrower as follows, The first judgment against the borrower xx in the favor of xx for the amount of $xxx was recorded on xx/xx/2015. The second and third judgment against the borrower xx xx in the favor of xx and xx For the total amount of $xxx was recorded on xx/xx/2016 and xx/xx/2018. The fourth judgment against the borrower xx in the favor ofxx For the amount of $xxx was recorded on xx/xx/2019. The annual xx taxes for the year of 2019 have been paid in the amount of $xxxannual xx taxes for the year of 2019 have been due in the amount of $xxxinquent taxes have been found for the prior year	As per the review of payment history as of xx/xx/2020, the borrower is currently delinquent for 3 months and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date of xx/xx/2020. The current P&I is $xxxan interest rate of 3.500%. The UPB is reflected in the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. The borrower is currently delinquent for 3 months and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date of xx/xx/2020. The current P&I is $xxxan interest rate of 3.500%. The UPB is reflected in the payment history is in the amount of xx. The loan modification agreement was made on xx/xx/2019 with a new principal balance of xx out of which xx has been deferred. Hence the interest bearing amount is xx. The review of the collection comment shows no indication of post-closing foreclosure activity. According to the xxx report the borrower xx had filed bankruptcy under chapter 13 with case# xx on xx/xx/2019. The plan was confirmed on xx/xx/2019. The schedule D of xxx does not show any unsecured amount. The date of last filing is xx/xx/2020. The reason for default is not available in the collection comments. As per collection comment the subject property is occupied by owner with good condition and well maintained. No comment regarding damage and repairs to the subject property. No comment found stating that the borrower’s income is impacted due to Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report the borrower xx had filed bankruptcy under chapter 13 with case# xx on xx/xx/2019. The plan was confirmed on xx/xx/2019. The order of confirming chapter 13 plan was filed on xx/xx/2019, the debtor sxxpay to the trustee $xxxevery week. The POC was filed by the creditor xx d/xx/a xx on xx/xx/2019 with claim#xx for the secured claim amount of xx and the amount of arrearage is $xxxhedule D of xxx does not show any unsecured amount. The date of last filing is xx/xx/2020. Currently the loan is in an active bankruptcy.	The loan modification agreement was made between the borrowerxx and the lender xx on xx/xx/2019 with a new principal balance of xx out of which xx has been deferred. Hence the interest bearing amount is xx. The borrower promised to pay P&I in the amount of $xxx an interest rate of 3.500 % beginning on xx/xx/2019 till the maturity date of xx/xx/2059.	Affiliated Business Disclosure Good Faith Estimate Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is "Moderate" due to the following factors, TILA Finance Charge Test. TILA Foreclosure Rescission Finance Charge Test. Higher-Priced xx Loan Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance-$xxxfinance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxoreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxxfinance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxood Faith Estimate missing or unexecuted (Lvl 2)     "The final GFE is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xxe State. The following state disclosures are missing in the loan files.
1. Placement of Insurance Disclosure
 2. Availability of Title Insurance
3. TN Consent to Disclosure of Insurance Information xx.xxhoice of Agent/insurer
5. Insurance Solicitation/Post Commitment."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from loan files."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan files."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the xx was originated on xx.
The chain of xx assignment is incomplete. Currently, the xx assignment is with xx. This should be with xx.
There is a state tax lien open against the borrower “xx” in the favor of xx in the amount of $xxxch was recorded on xx/xx/2019.
First installment combined taxes of 2019 have been paid in the amount of $xxxcond installment combined taxes of 2019 are due on111/xx/2020 in the amount of $xxx	The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The loan is in delinquency for 8 months. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2019. The current P&I is $xxx and interest rate is 8.80%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/2020 reflects the UPB in the amount of xx.	Collections Comments:Currently, the loan is in bankruptcy.
The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2019. The loan is in delinquency for 8 months. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2019
As per comment dated xx/xx/2019, the foreclosure was started by referring to attorney on xx/xx/2019. The complaint (xx) was filed on xx/xx/2019 with the case# xx. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter-13 on xx/xx/2019 with the Case# xx. Currently this bankruptcy case is active.
According to collection comment, no damages or repairs have been found. Comment dated xx/xx/2020 states that the property is occupied by owner.

Update:
No additional information have been found.
Foreclosure Comments:As per comment dated xx/xx/2019, the foreclosure was started by referring to attorney on xx/xx/2019. The complaint (xx) was filed on xx/xx/2019 with the case# xx. But foreclosure was put on hold due to borrower had filed bankruptcy under chapter-13 on xx/xx/2019 with the Case# xx. Currently this bankruptcy case is active.
Bankruptcy Comments:According to the xxx, xx.(borrower) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. Schedule D in xxx dated 10/xx/19 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as $xxx00. POC was filed by xx on xx/xx/2019, in the secured claim amount of xx and an arrearage in the amount of $xxx74. Chapter 13 plan was filed on xx/xx/2019, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xxx00 and regular payment will be paid in the amount of $xxx monthly. The plan was confirmed on xx/xx/2019, which states that the property value is xx.	The forbearance agreement was made on xx/xx/2009 with UPB xx. The interest rate was 7.88% and P&I was $xxx. End date of forbearance plan was xx/xx/2020. After the end of forbearance plan the interest rate will be 8.88% and P&I is $xxx as per Note till maturity date xx/xx/2039.	Credit Application Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien xx lending under the First Lien xx Lending License and Subordinate Lien xx Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien xx Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xx/xx/ 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate due to following factor:
This loan failed the Indiana license validation test."
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The updated title dated xx/xx/2020 shows that the Subject xx was originated on xx.xxThe chain of assignment has not been completed. Currently, the assignment is with xx, which was recorded on xx/xx/2020. However, it should be with xx.
No active judgments or liens have been found.
The annual xx taxes have been paid in the amount of $xxxprior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 3 months and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxch was applied for xx/xx/2020. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the collection comments as of xx/xx/2020, the loan is in foreclosure.
According to the payment history as of 0xx/xx/2020, the borrower is currently delinquent for 3 months and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxch was applied for xx/xx/2020. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is curtailment of income.
The comment history dated xx/xx/2020 shows that the subject property is owner occupied.

Foreclosure Comments:As per updated title report, the foreclosure was initiated in 2009 and the lis-pendens was filed on xx/xx/2009. However, the foreclosure was put on hold due to the loan modification done on xx/xx/2011.
As per updated title report, the foreclosure was re-initiated in 2019 and the lis-pendens was filed on xx/xx/2019. The final judgment of foreclosure was filed on xx/xx/2019 and the sale was scheduled for xx/xx/2020. However, as per collection comments dated xx/xx/2019 & xx/xx/2019, the foreclosure was contested by the borrowers. No further information has been found.

Bankruptcy Comments:As per xxx report, the borrower xx and xx had filed the bankruptcy chapter-7 with case #xx on xx/xx/2013. The motion for relief was filed on xx/xx/2013 and order was granted on xx/xx/2013. Schedule-D in xxx shows xx as unsecured portion out of claim amount xx. The value of collateral is xx. Did not see comments indicating a cram down. The bankruptcy case was discharged on xx/xx/2013 and terminated on xx/xx/2015.	The loan modification agreement was made on xx/xx/2013 between the borrower xx and lender xx.
The new principal balance was in the amount of xx and the borrower promise to pay the new P&I $xxx the interest rate of 4.00% beginning from xx/xx/2013 till the maturity date of xx/xx/2053. The interest bearing amount was xx and deferred balance was xx. Previously the loan was modified in the year of 2011.
2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL, Loan Data: xx, Comparison Data: xx & Variance: -$xxxs loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxForeclosure Rescission Finance Charge Test: FAIL, Loan Data: xx, Comparison Data: xx & Variance: -$xxxs loan failed the TILA foreclosure rescission finance charge test.
								The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx.xxhe chain of the assignment has been completed.  The latest assignment is with xx which was recorded on xx/xx/2020.
There is a water/sewer/utility lien in the favor of xx in the amount of $xxx was recorded on xx/xx/2012.
There is a water/sewer/utility lien in the favor of xx of xx in the amount of $xxx was recorded on xx/xx/2015.
There is a notice of special tax lien in the favor of xx which was recorded on xx/xx/2016. However, the amount is unavailable.
1st installment of xx jurisdiction tax of 2019 has been paid in the amount of $xxx/xx/2019.
2nd installment of xx jurisdiction tax of 2019 has been paid in the amount of $xxx/xx/2020.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower has been delinquent with the loan for 14 months. The last payment was received on xx/xx/2020 which was applied for xx/xx/2019 and the next due date for the payment is xx/xx/2019. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected is in the amount of xx.

Collections Comments:As per the review of the servicing comments, currently, the loan is in bankruptcy and the borrower has been delinquent with the loan for 14 months. The last payment was received on xx/xx/2020 which was applied for xx/xx/2019 and the next due date for the payment is xx/xx/2019. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected is in the amount of xx.
As per the comment dated xx/xx/2019, the reason for default is excessive obligation.
The loan modification agreement was made between (borrower)xx and (Lender) xx. on xx/xx/2017.
As per the latest xxx Report dated xx/xx/2020 (xx), the subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2019 and the complaint was filed on xx/xx/2019. However, the foreclosure was put on hold due to the borrower had filed bankruptcy on xx/xx/2019.
Bankruptcy Comments:According to the xxx, the borrowers xx had filed bankruptcy under chapter- 13 with the case # xx on xx/xx/2019 and the plan was confirmed on xx/xx/2020. The POC Filed On xx/xx/2020 with the secured claim amount of xx and an arrearage is xx. As per the chapter 13 plan, the debtor sxxpay to the trustee the sum of $xxxmonth for 60 months. The date of the last filing is xx/xx/2020.	This loan modification agreement was made between (borrower) xx and (Lender) xx. on xx/xx/2017.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 3.250% and new P&I is in the amount of $xxxnning from xx/xx/2017. The maturity is xx/xx/2057. The interest bearing amount is xx and deferred balance in the amount of xx. There is no provision for the balloon payment.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in California. The following disclosures are missing from the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private xx Insurance Disclosure
4. Hazard Insurance Disclosure
5. Insurer RecommendationDisclosure
6. Anti-Tying Disclosure
7. Privacy Notice
8. Notice of Right to Copy of Appraisal
9. Application for Credit-Married Persons
10. Fair Debt Collection Notice
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per HUD, settlement date is xx/xx/2007 which is not aligned with note date xx/xx/2007."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per review of latest updated title report dated xx/xx/2020 the subject xx was originated on xx.xx in favor of xx as nominee for xx which was recorded on xx/xx/2007 under Bk/Pg#xx
The chain of assignment has not been completed as the xx is currently with xx D/xx/A xx instead of the current assignee xx Company.
No active judgments or lien have been found against the borrower or subject property.

The annual xx taxes of 2019 have been paid in the amount of $xxxrior year delinquent taxes have been found.
As per available payment history as of xx/xx/2020 the loan is in delinquency for 22 months. The last payment was received on xx/xx/2020 in the amount of $xxx P&I $xxxrate of interest 2.00% for the due date of xx/xx/2018. The next due date is xx/xx/2018. The current UPB is in the amount of xx and the deferred balance is xx.	Collections Comments:The loan is in delinquency for 22 months. The last payment was received on xx/xx/2020 in the amount of $xxx P&I $xxxrate of interest 2.00% for the due date of xx/xx/2018. The next due date is xx/xx/2018. The current UPB is in the amount of xx and the deferred balance is xx.
The latest modification agreement was made on xx/xx/2017 with step amortization. The new principal balance is xx from which lender agreed to defer the principal balance of xx hence the interest bearing balance is xx. The rate was started from 2.00% with P&I $xxxrst payment had begun from xx/xx/2017 and ends with the maturity date of xx/xx/2057. The rate changes in 3 steps ending at the rate of interest 3.50% and P&I $xxxor "xx" had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2019 and the plan was confirmed on xx/xx/2020. Schedule D of xxx dated xx/xx/2019 shows that amount of claim without deduction value of collateral is xx and value of property is xx; therefore the unsecured portion is xx. POC was filed on xx/xx/2019 with the secured claim amount of xx and an arrearage in the amount of xx. As per plan dated xx/xx/2019 debtor sxxpay arrears through the plan. Motion to modify plan was filed on xx/xx/2020 and co-debtor is to apply for mod. Motion was granted on xx/xx/2020. The last filing date is xx/xx/2020,
As per comment dated xx/xx/2020 the debtor has been affected by Covid-19. The latest comment dated xx/xx/2020 states the forbearance cycle had opened but home owner is in an active BK and no approval letter was sent to the home owner. Forbearance cycle closed as LMS opened in error. No further details have been found regarding the Covid-19.

Update:
As per the comment dated xx/xx/2023, the order was granted the plan was modified to surrender.
As per the comment dated xx/xx/2022, the foreclosure was cancelled due to HAF funds received.
As per the comment dated xx/xx/2022, the subject property is owner occupied.
As per the comment dated xx/xx/2022, the borrower’s income was impacted by Covid-19 pandemic.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Debtor "xx" had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2019 and the plan was confirmed on xx/xx/2020. Schedule D of xxx dated xx/xx/2019 shows that amount of claim without deduction value of collateral is xx and value of property is xx; therefore the unsecured portion is xx. POC was filed on xx/xx/2019 with the secured claim amount of xx and an arrearage in the amount of xx. As per plan dated xx/xx/2019 debtor sxxpay arrears through the plan. Motion to modify plan was filed on xx/xx/2020 and co-debtor is to apply for mod. Motion was granted on xx/xx/2020. The last filing date is xx/xx/2020,	The latest modification agreement was made on xx/xx/2017 with step amortization. The new principal balance is xx from which lender agreed to defer the principal balance of xx hence the interest bearing balance is xx. The rate was started from 2.00% with P&I $xxxrst payment had begun from xx/xx/2017 and ends with the maturity date of xx/xx/2057. The rate changes in 3 steps ending at the rate of interest 3.50% and P&I $xxx	Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The Notice of servicing transfer is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Required Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of the updated title report dated xx/xx/2020 shows that the subject xx was originated onxx and xx and lender xx which was recorded on xx/xx/2004. The chain of assignment is incomplete as the assignment of xx is currently with the “ xx” instead of xx.
There is an active junior xx in the amount of xx which was recorded on xx/xx/2006 in favour of  xx.
There is an active civil judgment against the borrower in the amount of $xxx23 which was recorded on xx/xx/2017 in favour of  xx USA NA.
Tax report is to follow.
Review of the latest 24 months payment history shows that the borrower is performing. The last payment was received in the amount of $xxx51 on xx/xx/2020 which was applied for the month of xx/xx/2020. The next due date is xx/xx/2020. The current interest rate is 4.000% and as per the payment history current UPB is in the amount of xx.	Collections Comments:The subject loan is in performing. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of $xxx51 on xx/xx/2020 which was applied for the month of xx/xx/2020. The next due date is xx/xx/2020. The current interest rate is 4.000% and as per the payment history current UPB is in the amount of xx. Loan Modification agreement was made between borrower and lender on xx/xx/2019. The new modified interest rate is 4.000% and P&I is $xxx51 which was begun on xx/xx/2019. The new modified principle balance is in the amount of xx and the interest bearing amount is xx. The new maturity date is xx/xx/2046. The reason for modification is financial hardship. As per comment dated xx/xx/2020, borrower said that he is self-employed and not working due to COVID-19, Servicer has provided FB plan for two months in the amount of $xxx. Comment dated xx/xx/2020 also states that the FB plan has been approved. No further information has been found regarding the COVID in the available servicing comments. As per final 1003, at the time of subject loan origination the borrower was working at "xx" as a "xx" for 36 months. As per collection comments the subject property has been occupied by the owner and is in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2018. POC was filed on xx/xx/2018 which shows that the amount of secured claim is xx and the amount of arrearage is $xxx64. Order Dismissing Case was filed on xx/xx/2018 and the debtor was terminated on xx/xx/2018.	Loan Modification agreement was made between borrower and lender on xx/xx/2019. The new modified interest rate is 4.000% and P&I is $xxx51 which was begun on xx/xx/2019. The new modified principle balance is in the amount of xx and the interest bearing amount is xx. The new maturity date is xx/xx/2046. The reason for modification is financial hardship.	Affiliated Business Disclosure Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is Moderate due to TILA Foreclosure Rescission Finance Charge Test is failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "COmplianceEase TILA Test failed due to TILA Foreclosure Rescission Finance Charge Test. TILA Foreclosure Rescission Finance Charge Test shows that the Loan data xx comparison data xx hence the variance is -$xxx
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxx Missing Appraisal (Lvl 2)     "An Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.A. for the amount of xx which was recorded on xx/xx/1999. The chain of assignment has not been completed. The subject xx is with the lender, "xx, N.A". The assignment is missing to xx. There is one judgment against xx in the favor of xx Purxxxfor the amount of $xxxch was recorded on xx/xx/2011. Annual xx taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019 and annual city taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/2020, the borrower has been delinquent for 5 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx (PITI) which was applied for the due date of xx/xx/2020. The UPB is reflected in the amount of xx. The current interest rate is 3.880% and P&I is $xxx.	Collections Comments:The loan is currently in bankruptcy and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx (PITI) which was applied for the due date of xx/xx/2020. The UPB is reflected in the amount of xx. The current interest rate is 3.880% and P&I is $xxx. No foreclosures details have been found in the loan file. The loan was modified on xx/xx/2011. The new modified rate is 3.87 % and borrower promises to pay P&I in the amount of $xxx beginning xx/xx/2012 till the maturity date of xx/xx/2036. The current UPB is in the amount of xx. The debtor “xx” had filed bankruptcy under chapter-13 with the Case number xx on xx/xx/2018. The plan was confirmed on xx/xx/2019.
According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx.
POC has been filed by the creditor, "xx" for the secured claim amount of xx and the amount of arrearage of $xxx66 on xx/xx/2018.
According to order of confirming chapter 13 plan dated xx/xx/2019, the debtor sxxpay to the trustee the arrearage in the amount of $xxxccording to inspection report located at “xx” dated xx/xx/2020, the property is owner occupied. No comment pertaining damage to the subject property has been observed.

Update:
AS per the comment dated xx/xx/2022, the subject property is vacant.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor “xx” had filed bankruptcy under chapter-13 with the Case number xx on xx/xx/2018. The plan was confirmed on xx/xx/2019. According to xxx schedule D, the value of the collateral is xx and the amount of secured claim is xx. POC has been filed by the creditor, "xx" for the secured claim amount of xx and the amount of arrearage of $xxx66 on xx/xx/2018. According to order of confirming chapter 13 plan dated xx/xx/2019, the debtor sxxpay to the trustee the arrearage in the amount of $xxx	Loan modification agreement was made xx Borrower and xx on xx/xx/2011. The new modified rate is 3.87 % and borrower promises to pay P&I in the amount of $xxx beginning xx/xx/2012 till the maturity date of xx/xx/2036. The current UPB is in the amount of xx,36.	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test.
The xx loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the xxe Rules and Regulations, brokerage fee is synonymous with finder fee. Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and sxxbe grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.
Brokerage/Finder Fee Test: FAIL Loan Data $xxx83  Comparison Data $xxx00 Variance +$xxx."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xxe State. The following state disclosures are missing from the loan file.  1) Placement of Insurance Disclosure 2) TN Consent to Disclosure of Insurance Information 3) Choice of Agent/insurer 4) Insurance Solicitation/Post Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/1995.
The chain of assignment has not been completed. Currently, the assignment is with the “ xx”. However, the correct assignment should be with the “xx”.
No, any active liens and judgments have been found.
Combined annual taxes for the year of 2019 have been paid in the amount of $xxx, any prior year delinquent taxes have been found.
Review of payment history as of xx/xx/2020 shows that the borrower is delinquent from 11 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the total amount of $xxx for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 9.880% and the P&I in the amount of $xxx.
According to the deferral agreement dated xx/xx/2014 located at (xx) shows the deferral amount as $xxx69. The deferral agreement shows the borrower promise to pay for the amount of $xxx beginning on xx/xx/2014 till new maturity date of xx/xx/2025.
Collections Comments:The loan is in the bankruptcy.
Review of payment history as of xx/xx/2020 shows that the borrower is delinquent from 11 months and the next due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the total amount of $xxx for the due date of xx/xx/2019. The unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 9.880% and the P&I in the amount of $xxx.
According to the deferral agreement dated xx/xx/2014 located at (xx) shows the deferral amount as $xxx69. The deferral agreement shows the borrower promise to pay for the amount of $xxx beginning on xx/xx/2014 till new maturity date of xx/xx/2025.
The reason for default is unable to be determined.
The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. The plan was later confirmed on xx/xx/2019. The borrower has promised to pay for the amount of $xxx for 60 months. The POC was filed by xx on xx/xx/2019 for the secured claim amount is xx and the arrearage amount of $xxx72. As per the xxx schedule D shows the, amount of claim xx and the value of collateral is xx.
Collection comment dated xx/xx/2020 shows that the foreclosure process was put on hold due to active bankruptcy. Also the same comment shows that the account is on hold due to Covid-19. No, any further details have been found regarding foreclosure in the available collection comments.
The subject property is owner occupied. No, any damage and repairs have been found.

Foreclosure Comments:Collection comment dated xx/xx/2020 shows that the foreclosure process was put on hold due to active bankruptcy. Also the same comment shows that the account is on hold due to Covid-19. No, any further details have been found regarding foreclosure in the available collection comments.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019. The plan was later confirmed on xx/xx/2019. The borrower has promised to pay for the amount of $xxx for 60 months. The POC was filed by xx on xx/xx/2019 for the secured claim amount is xx and the arrearage amount of $xxx72. As per the xxx schedule D shows the, amount of claim xx and the value of collateral is xx.	Not Applicable	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the review of updated title report dated xx/xx/2020 the subject xx was originated on xx.37 which was recorded on xx/xx/2009 under instru# xx

The chain of assignment has not been completed as the xx is currently with xx Company instead of the current assignee xx.
There is one judgment against the name of borrower in the amount of $xxxch was recorded on xx/xx/2016 in favor of xx  NA.
The annual combined taxes of 2019 have been paid in the total amount of $xxx prior year delinquent taxes have been found.
As per available payment history as of xx/xx/2020 the loan is in delinquency for 1 month. The last payment was received on xx/xx/2020 in the amount of $xxx with P&I $xxx and rate of interest 5.50% for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB is in the amount of xx.	Collections Comments:the loan is in delinquency for 1 month. The last payment was received on xx/xx/2020 in the amount of $xxx with P&I $xxx and rate of interest 5.50% for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB is in the amount of xx.
The modification agreement was made on xx/xx/2015 with Fixed Amortization. The new principal balance is xx. Borrower promised to pay P&I in the amount of $xxx with new interest rate of 5.50%. The first payment had begun from xx/xx/2015 and ends with the maturity date of xx/xx/2030.
Borrower xx had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2016. The plan was not confirmed. The POC was filed by Lender on xx/xx/2016 with the secured claim amount of xx and an arrearage in the amount of $xxxer plan dated xx/xx/2016 the debtor sxxmade conduit payment. Trustees Motion to dismiss case or modify the plan was filed on xx/xx/2019 and the order was entered on xx/xx/2019 stating that plan payments resume to be changed to $xxx00 per month. The last date of filing is xx/xx/2020.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower xx had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2016. The plan was not confirmed. The POC was filed by Lender on xx/xx/2016 with the secured claim amount of xx and an arrearage in the amount of $xxxer plan dated xx/xx/2016 the debtor sxxmade conduit payment. Trustees Motion to Dismiss case or modify the plan was filed on xx/xx/2019 and the order was entered on xx/xx/2019 stating that plan payments resume to be changed to $xxx00 per month. The last date of filing is xx/xx/2020.	The modification agreement was made on xx/xx/2015 with Fixed Amortization. The new principal balance is xx. Borrower promised to pay P&I in the amount of $xxx with new interest rate of 5.50%. The first payment had begun from xx/xx/2015 and ends with the maturity date of xx/xx/2030.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk Indicator is Moderate as this loan failed TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "“This loan failed the TILA right of rescission test. Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) ) FAIL The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.""
* Missing Appraisal (Lvl 2)     "Appraisal Report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of Rescission is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2011.
The chain of assignment has not been completed. No assignments have been found. The assignment is missing to xx.
No active judgments or liens found against the subject property or borrower.
Combined annual taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 4 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 5.490%.

Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 5.490%.The loan was not modified. The foreclosure was not initiated. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The POC was filed by creditor xx on xx/xx/2018 for the secured claim amount is xx and arrearage amount is $xxx36. However, the POC deadline dated xx/xx/2019. The chapter 13 plan was filed on xx/xx/2018 and the plan was confirmed on xx/xx/2019. The debtor was promise to pay for trustee in the amount of $xxxr 40 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxnotice of xx payment change was filed on xx/xx/2019. The dated of last filing is xx/xx/2020. Collection comment dated xx/xx/2020 shows the comment Covid Email Campaign. No more information regarding borrower's income is available in the collection comments. There is no comment stating that the borrower's income is affected by Covid or not. The subject property is owner occupied and the reason for default is unable to determine. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.

Update:
As per the comment dated xx/xx/2023, the loan was modified.
As per the comment dated xx/xx/2023, the bankruptcy was discharged on xx/xx/2023 and the case was closed on xx/xx/2023.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The POC was filed by creditor xx on xx/xx/2018 for the secured claim amount is xx and arrearage amount is $xxx36. However, the POC deadline dated xx/xx/2019. The chapter 13 plan was filed on xx/xx/2018 and the plan was confirmed on xx/xx/2019. The debtor was promise to pay for trustee in the amount of $xxxr 40 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxnotice of xx payment change was filed on xx/xx/2019. The dated of last filing is xx/xx/2020.	Not Applicable	Credit Application Good Faith Estimate Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA right of rescission test.
This loan failed the bona fide discount points test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test.
The loan is a first lien xx and has a principal amount that is greater than or equal to $xxx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State."
Bona Fide Discount Points Test:"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxILA Finance Charge Test: FAIL The loan data is xx, the comparison data is xx and the variance is-$xxx
This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL The Loan data is xx, the comparison data is xx and the variance is -$xxx
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxis loan failed the TILA right of rescission test.
Closed-end
The funding date is before the third business day following consummation.
TILA Right of Rescission Test:"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	Pass	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.” borrower and lender “xx” which was recorded on xx/xx/2013 in instrument# xx. The chain of assignment has not been found.

No active liens and judgments have been found.
2nd installment of xx annual taxes 2019 have been paid in the amount of $xxxt installment of xx annual taxes 2019 have been paid in the amount of $xx
The payment history dated xx/xx/2018 to xx/xx/2020 shows that the borrower is delinquent for 5 months and next payment due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date on xx/xx/2019.The current UPB is in the amount of xx.	Collections Comments:The loan is currently in the bankruptcy.

The payment history dated xx/xx/2018 to xx/xx/2020 shows that the borrower is delinquent for 5 months and next payment due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date on xx/xx/2019.The current UPB is in the amount of xx.

As per xxx, the borrower xx had bankruptcy under chapter-13 with the case# xx on xx/xx/2018. The plan was confirmed on xx/xx/2018. The POC was filed by creditor xx on xx/xx/2018 for the secured claim amount is xx and arrearage amount is $xxx61.The schedule D of xxx dated 2/xx/18 shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxower is in active bankruptcy.

No evidence has been found in latest servicing comment regarding the foreclosure.

The subject property and the reason for default are unable to be determined.

No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx, the borrower xx had bankruptcy under chapter-13 with the case# xx on xx/xx/2018. The plan was confirmed on xx/xx/2018. The POC was filed by creditor xx on xx/xx/2018 for the secured claim amount is xx and arrearage amount is $xxx61.The schedule D of xxx dated 2/xx/18 shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxower is in active bankruptcy.	Not Applicable	Credit Application Good Faith Estimate Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan failed the higher-priced xx loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced xx loan, as defined in Regulation Z.While the higher-priced xx loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced xx loans even if the additional conditions are met.
The loan is Escrowed."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final Good faith estimate is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Notice of servicing transfer is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR not hand dated by borrower."
								* TIL not hand dated (Lvl 2) "TIL not hand dated by borrower."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of assignment has not been completed. The current assignment is with xx. It should be with xx.
There is a civil judgment against the borrower in favor of xx in the amount of $xxxe combined taxes for the year of 2019 are paid in the total amount of $xxx	As per the latest payment history as of xx/xx/2020, the borrower has been delinquent for 13 months. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2019. The next due date is xx/xx/2019. The current unpaid principal balance is xx.	Collections Comments:The loan is in bankruptcy. As per the latest payment history as of xx/xx/2020, the borrower has been delinquent for 13 months. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2019. The next due date is xx/xx/2019. The current unpaid principal balance is xx.
The loan was modified on xx/xx/2018. As per modification agreement the new principal balance is in the amount of xx. The borrower has promised to pay P&I payment in the amount of $xxx with the rate of 5.875% started from xx/xx/2018. The Maturity of this agreement is xx/xx/2048.
The foreclosure was initiated. The file was referred to an attorney on xx/xx/2019 and complaint was filed on xx/xx/2019. The judgment was entered on xx/xx/2019. However, the foreclosure put on hold as borrower filed the bankruptcy chapter 13 with case#xx on xx/xx/2019. The debtor had filed the modified chapter 13 plan on xx/xx/2019 which was confirmed on xx/xx/2019. According to the plan, the debtor sxxpay to the trustee $xxx for 3 months and then $xxx for 57 months. The creditor had filed the POC on xx/xx/2019 with secured claim amount of xx and arrearage of xx. The last day of filing is xx/xx/2020.
No any damages have been found to the subject property. The subject property is owner occupied. No comment found stating that the borrower’s income is impacted due to Covid-19.
Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney on xx/xx/2019 and complaint was filed on xx/xx/2019. The judgment was entered on xx/xx/2019. However, the foreclosure put on hold as borrower filed the bankruptcy chapter 13 with case#xx on xx/xx/2019.
Bankruptcy Comments:According to the xxx, the borrower had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The debtor had filed the modified chapter 13 plan on xx/xx/2019 which was confirmed on xx/xx/2019. According to the plan, the debtor sxxpay to the trustee $xxx for 3 months and then $xxx for 57 months. The creditor had filed the POC on xx/xx/2019 with secured claim amount of xx and arrearage of xx. The last day of filing is xx/xx/2020.	The loan was modified on xx/xx/2018. As per modification agreement the new principal balance is in the amount of xx. The borrower has promised to pay P&I payment in the amount of $xxx with the rate of 5.875% started from xx/xx/2018. The Maturity of this agreement is xx/xx/2048.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx. The chain of the assignment is missing. No active judgments or liens have been found. The annual installment of combined jurisdiction tax of 2019 has been paid in the amount of $xxxxx/xx/2019. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower has been delinquent with the loan for 10 months. The last payment was received on xx/xx/2020 which was applied for xx/xx/2019 and the next due date for the payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in bankruptcy and , the borrower has been delinquent with the loan for 10 months. The last payment was received on xx/xx/2020 which was applied for xx/xx/2019 and the next due date for the payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected is in the amount of xx. The loan has never been modified since origination. Unable to be determine the reason for default. The subject property has been occupied by the owner. The latest BPO is not available. Recent servicing comments do not reflect any damage pertaining to the subject property.

Update:
As per the comment dated xx/xx/2021, the foreclosure was placed on hold due to bankruptcy.
As per the comment dated xx/xx/2022, the subject property is owner occupied.
As per the comment dated xx/xx/2022, the xxx was filed on xx/xx/2022 and the orer on xxx was filed on xx/xx/2024. As per the comment dated xx/xx/2024, the bankruptcy was discharged on xx/xx/2024.
As per the comment dated xx/xx/2022, the borrower xx is deceased.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2018. As per the comment dated xx/xx/2020, the sale has been scheduled for xx/xx/2020. However, the foreclosure was put on hold due to the borrower had filed bankruptcy on xx/xx/2018 and the plan was confirmed on xx/xx/2018. The date of the last filing is xx/xx/2020.
Bankruptcy Comments:According to the xxx, the borrowerxx and xx had filed bankruptcy under chapter-13 with the case # xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018. As per the chapter 13 plan, the debtor sxxpay to the trustee the sum of $xxx per month for 36 months. The POC was filed on xx/xx/2018 with the secured claim amount of xx and an arrearage is in the amount of $xxx39. The xxx was filed on xx/xx/2020. The date of the last filing is xx/xx/2020.

Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application / 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA right of rescission test.
This loan failed the initial TIL disclosure date test due to one of the following."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx.
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxILA Right of Rescission Test: FAIL
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.

Initial TIL Disclosure Date Test: FAIL
This loan failed the initial TIL disclosure date test due to one of the following:
The date creditor received the application (formerly application date) is on or after July 30, 2009, and:
The loan is a xx transaction subject to the Real Estate Settlement Procedures Act (12 U.S.C. §2601 et seq.) that is secured by the consumer's dwelling; and
The initial TIL disclosure date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives the consumer's written application; and
The initial TIL disclosure date is not later than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction."
* Missing Appraisal (Lvl 2)     "Appraisal Report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia. The following disclosures are missing from the loan file. 1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom) 2. Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form document is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, in favor ofxx recorded in Book/Page#xx
The chain of assignment has not been completed. Assignment from xx to xx is missing.
No active mortgages, liens, and judgments have been found.
Annual combined taxes for the year 2019 have been paid on xx/xx/2019 in the amount of $xxx	As per the review of payment history as of xx/xx/2020, the borrower is delinquent with a loan for 4 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 5.5%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in collections. As per the review of payment history as of xx/xx/2020, the borrower is delinquent with a loan for 4 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 5.5%. The current UPB reflected as per the payment history is in the amount of xx.
The loan was modified on xx/xx/2019 between the borrower “xx” and lender xx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 5.5 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2019. The maturity date as per modification is xx/xx/2048.
The reason for default is unemployment and decreased income. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No comments have been found regarding Covid-19 impact.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower “xx” had filed for bankruptcy under Chapter-7 with the case# xx on xx/xx/2006. There is no comment indicating a cram-down. The bankruptcy was discharged on xx/xx/2006.	The loan was modified on xx/xx/2019 between the borrower “xx” and lender xx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 5.5 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2019. The maturity date as per modification is xx/xx/2048. This loan was modified once.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxILA Finance Charge Test: Loan Data xx Comparison Data xx Variance -$xxx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxLA Foreclosure Rescission Finance Charge Test: Loan Data xx Comparison Data xx Variance -$xxx."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the Pro-title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of assignment has not been completed. The loan was originated withxx, a North Carolina banking xx. No further assignment has been found. However, it should be with xx.
No active judgments or liens have been found.
Taxes information is not available.
According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 3 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2020. The unpaid principal balance reflected in the payment history is in the amount of xx till the due date of xx/xx/2020.	Collections Comments:As per the collection comments as of xx/xx/2020, the loan is in bankruptcy.
According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 3 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2020. The unpaid principal balance reflected in the payment history is in the amount of xx till the due date of xx/xx/2020.
The reason for default is unable to be determined.
No evidences have been found regarding borrower occupancy and damages/repairs in the comments.
Foreclosure Comments:The foreclosure was initiated in 2019 and as per updated title, the complaint was filed on xx/xx/2019; however, it was put on hold as the borrower had filed the bankruptcy on xx/xx/2019 and the date of last fling is xx/xx/2020.
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter 13 with the case # xx on 0xx/xx/2019 and the plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019 with the secured claim amount of $xxx50 and the amount of arrearage was $xxxer confirmed chapter 13 plan, the borrower sxxpay to trustee the sum of $xxx per month for 36 months. Schedule-D in xxx shows $xxx90 as unsecured portion out of the claim amount xx. The value of collateral is xx. Did not see comments indicating a cram down. The date of last fling is xx/xx/2020.
The loan modification agreement was made on xx/xx/2019 between xx and xx.
The new principal amount was xx to be paid at the interest rate of 5.625% and P&I of $xxx from xx/xx/2019 till xx/xx/2047.
The prior modification was done on xx/xx/2013.
Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed MD Credit Regulations xx Loan DTI Provided Test.
The final loan application is missing from the loan file to confirm the DTI. The loan is a xx loan or secondary xx loan and the debt-to-income (DTI) ratio of the borrower was not provided. DTI ratio is one of several factors that should be considered when determining the borrower's repayment ability.

Also this loan failed the documentation type test"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The service transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Significant	Pass	Fail	Pass	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the xx was originated on xx.
The chain of xx assignment is incomplete. Currently, the xx assignment is with xx. This should be with xx.
There is a junior xx open against the property in the favor ofxx which was recorded on xx/xx/2003.
There is another junior xx open against the property in the favor of xx in the amount of xx which was recorded on xx/xx/2005.
There are judgments open as follows:
1) There is a civil judgment open against the borrower in the favor of xx;xx in the amount of xx which was recorded on xx/xx/2013.
2) There is a civil judgment open against the borrower in the favor of  xx in the amount of $xxxch was recorded on xx/xx/2015.
3) There is a civil judgment open against the borrower in the favor of xx USA NA in the amount of xx which was recorded on xx/xx/2013.
4) There is a civil judgment open against the borrower in the favor of  xx in the amount of $xxxch was recorded on xx/xx/2014.

Annual combined taxes of 2020 are due on the amount of $xx.	The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2020. The loan is in delinquency for 5 months. The last payment was received on xx/xx/2020 in the amount of $xxx80 and it was applied for the due date of xx/xx/2019. The current P&I is $xxx94 and interest rate is 5.750%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Currently, the loan is bankruptcy.
The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2020. The loan is in delinquency for 5 months. The last payment was received on xx/xx/2020 in the amount of $xxx80 and it was applied for the due date of xx/xx/2019.
According to the xxx, xx (borrowers) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. The plan was confirmed on xx/xx/2019.
No foreclosure proceedings have been found.
According to collection comment, no damages or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, xx (borrowers) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. POC was filed by BB&T on xx/xx/2018, in the secured claim amount of xx and an arrearage in the amount of $xxx70. Chapter 13 plan was filed on xx/xx/2019, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of $xxxd regular payment will be paid in the amount of $xxxnthly. This plan was confirmed on xx/xx/2019.
Amended POC was filed on 11/xx/19, in the secured claim amount of xx and an arrearage in the amount of $xxx83.	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file. The data is captured from initial application (doc#xx)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the bona fide discount points test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test.
The loan is a first lien xx and has a principal amount that is greater than or equal to $xxx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "• Subject property is located at NC State. However following state disclosures are missing from the loan file
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2020, the subject xx was originated on xx.00, with xx as nominee for xx with Instrument# xx| Book/Page# xx.

The chain of assignment has not been completed; currently the assignment is with
xx. However, it should be with xx.

There are 2 civil judgments against the borrower in the favor ofxx recorded on xx/xx/2017 and xx/xx/2017 in the combined amount of xx.

Annual combined taxes for the year of 2019 are paid on xx/xx/2019 in the amount of $xxx	According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 11 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per comment history, the loan is in bankruptcy-delinquent.
According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 11 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
As per comment dated xx/xx/2020, the borrower filed bankruptcy on xx/xx/2017 with case#xx.
Comment dated xx/xx/2020, the covid email campaign. The comments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.
There is no evidence has been found of damage or repairs in the latest servicing comments.
No foreclosure activity has been found.
As per servicing comments, unable to be determined the reason for default.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under Chapter-13 with the Case# xx on xx/xx/2017. The POC was filed on xx/xx/2017, with the claim amount of xx and the arrearage amount is $xxx. The Chapter 13 plan was confirmed on xx/xx/2017. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx.	Not Applicable	Good Faith Estimate Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* Incorrect Property address on Note Document. (Lvl 3) "As per the note and the subject xx recorded on xx/xx/2012 with DOC#xx shows the subject property address on page #xx as “xx”. However; as per the updated title report dated xx/xx/2020 and tax search report shows the address as “xx”. The appraisal report located at “xx” shows the same address as tax report. However, the legal description and parcel# mentioned on appraisal report, subject xx and updated title is consistent with each other"	* Cash out purxxx(Lvl 2) "As per HUD-1 the cash to borrower is $xxx* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the RESPA originator compensation validation test.
This loan contains a fee or fees where "compensation to" is set to either "Lender" or "Broker," but this fee or fees should not be retained by the lender or broker.
Line 801 "Our Origination Charge" should include all charges received by the loan originator(s), except any charge for the specific interest rate chosen (points) that are entered in line 802 "Your Credit or Charge." In addition, per diem interest and additional settlement charges not included in other sections which are disclosed in the 1300 series may be retained by the originator(s).
All items in the 1000, 1100, and 1200 series should not be retained by the lender or broker. Additionally, fees for third party services that the lender requires and selects (lines 804 - 807), xx and homeowner's insurance premiums (lines 902 - 903), and required services that you can shop for in the 1301 section should not be retained by the lender or broker.
RESPA Originator Compensation Validation Test: FAIL"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the first lien lender fees test.
This loan failed the bona fide discount points test.
This loan failed the RESPA originator compensation validation test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the first lien lender fees test due to one of the following findings:
The loan is a first lien xx with a principal amount that is greater than or equal to $xxx and the sum of all lender fees exceeds the greater of 0.25% of the principal amount or $xxxender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or The loan is a first lien xx made by a HUD approved lender and the sum of all lender fees exceeds the greater of 0.25% of the principal amount or $xxxender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or The loan is a first lien xx with a principal amount that is less than $xxx and the loan charges a lender fee.
This loan failed the bona fide discount points test.
The loan is a first lien xx and has a principal amount that is greater than or equal to $xxx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State."

First Lien Lender Fees Test: FAIL: Loan Data: $xxx, Comparison Data: $xxx, Variance: +$xxx
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Finance Charge Test: FAIL Loan Data: xx, Comparison Data: xx, Variance: -$xxx98."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final Good Faith Estimate is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan file."		Moderate	Not Covered	Fail	Pass	Pass	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2020, the subject xx was originated on xx.xxThe chain of assignment has not been completed. The current assignment is with branchxx. It should be with xx.
There are no active liens and judgments.
The combined taxes for the year of 2019 are paid in the total amount of $xxx	According to the payment history as of xx/xx/2020, the borrower is delinquent with the loan for 11 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. According to the payment history as of xx/xx/2020, the borrower is delinquent with the loan for 11 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.
No any damages have been found to the subject property. The subject property is owner occupied. No comment found stating that the borrowers income is impacted due to Covid-19.
No evidences of active litigation or contested matter have been found in last 24 months servicing comments.

Update:
The collection comment history is incomplete. The collection comments are available from xx/xx/2021 to xx/xx/2021 and xx/xx/2022 to xx/xx/2024.The collection comments are missing from xx/xx/2021 to xx/xx/2022 and xx/xx/2024 to xx/xx/2024.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with case# xx on xx/xx/2018. The borrower had filed the amended chapter 13 plan on xx/xx/2019 which was confirmed on xx/xx/2019. According to the plan, the debtor will pay to the trustee $xxx60 months The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is $xxxis no comment indicating a cram-down.	According to the modification, the loan was modified on xx/xx/2017 between the borrower xx and xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 3.875 % and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2017. The maturity date as per modification is xx/xx/2050. This loan was modified in two times.	Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Alabama State. The Choice of Insurer disclosure is missing from the loan file."
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing Transfer document is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. The chain of assignment is incomplete as the assignment of xx is currently with the “xx” instead of .
There is an active junior xx in the amount of $xxx00 which was recorded on xx/xx/2006 in favour of xx as nominee for  xx, xx
There is an active xx lien against the borrower in the amount of $xxxch was recorded on xx/xx/2017 in favour of xx.
There are two active state tax liens against thexx., xx. in the total amount of $xxxwhich is greater than the original loan amount $xxx in favour of xx. The supporting documents are attached with the updated title report. But the SSN ofxx., xx is not mentioned on the supporting document. However, it is unable to determine whether this liens are against the borrower or not.
1st installment of combined tax for the year of 2020 has been paid on xx/xx/2020 in the amount of $xxxd installment of combined tax for the year of 2020 has been paid on xx/xx/2020 in the amount of $xxxd installment of combined tax for the year of 2020 is due on xx/xx/2020 in the amount of $xxx	Review of the latest 24 months payment history shows that the borrower is performing. The last payment was received in the amount of $xxx17 on xx/xx/2020 which was applied for the month of xx/xx/2020. The next due date is xx/xx/2020. The current interest rate is 6.500% and as per the payment history current UPB is in the amount of xx.	Collections Comments:The subject loan is in performing. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of $xxx17 on xx/xx/2020 which was applied for the month of xx/xx/2020. The next due date is xx/xx/2020. The current interest rate is 6.500% and as per the payment history current UPB is in the amount of xx. Evidence has been found regarding the COVID-19 in the available servicing comments. As per comment dated xx/xx/2020, borrower asked about COVID options and if he could go a couple of months without making payment. No further information has been found regarding the COVID-19 in the available servicing comments. As per collection comments the subject property has been occupied by the owner and is in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is missing from the loan file. Also the estimated HUD-1, or and Fee itemization are not available in the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the Updated title report dated xx/xx/2020 reflects that the subject xx was originated on xx.00, which was recorded on xx/xx/2001 Instrument# | Book/Page# xx.
The chain of the assignment has not been completed. Currently, the xx assignment is withxx which was recorded on xx/xx/2018.  However, this should be with xx.
There is a junior xx active in the favor ofxx., in the amount of xx which was recorded on xx/xx/2001.
There is Judgment active in the Favor of xx in the amount of $xxxch was recorded on xx/xx/2017.
There is Mechanic lien active in the Favor of xx. in the amount of $xxxch was recorded on xx/xx/2015.
Annual combined taxes for the year of 2019 have been paid on xx/xx/2019 in the amount of $xxx prior year’s delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2020, the borrower is currently delinquent for 4 months with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx which includes P&I $xxx with the rate of interest 6.500%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in bankruptcy. As per the payment history as of xx/xx/2020, the borrower is currently delinquent for 4 months with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx which includes P&I $xxx with the rate of interest 6.500%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.
No comments have been found regarding reason for default.
According to the updated title report located at “xx” the foreclosure was initiated against the subject property on xx/xx/2020. However, the foreclosure was put on hold as the borrower filed for bankruptcy on xx/xx/2017. No further details have been found.
According to the xxx report, the borrower “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2017. The Loan is in active bankruptcy.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:According to the updated title report located at “xx” the foreclosure was initiated against the subject property on xx/xx/2017. However, the foreclosure was put on hold as the borrower filed for bankruptcy on xx/xx/2017. No further details have been found.
Bankruptcy Comments:According to the xxx report, the borrower “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2017. The plan is not yet confirmed. The POC was filed by the creditor xx on xx/xx/2017 with the POC amount of xx and the amount of arrearage is $xxx24.  The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. However, the unsecured portion is $xxxomment has been found indicating a cram-down.  The Loan is in active bankruptcy.

Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.

1.Amortization Schedule Disclosure
2.Credit Property Insurance Disclosure
3.Fee Agreement
4.Priority of Security Instrument Disclosure
5.Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to title report dated xx/xx/2020, the subject xx originated on xx.xxor the amount of xx has been active on the title.
Chain of assignment is complete.
There are 5 credit card judgments active against borrower, xx with different plaintiffs recorded on xx/xx/2009, xx/xx/2010, xx/xx/2010, xx/xx/2010 and xx/xx/2011 for the total amount of xx.
RE tax Status:
The property taxes for the year 2020 are due in the amount of $xxxinstallment is due on xx/xx/2020 and 2nd installment is due on xx/xx/2020.
The payment history as of xx/xx/2020 shows that the borrower is delinquent for 15 months and next payment due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the P&I amount of $xxxh was applied for the due date on xx/xx/2019.The current UPB is in the amount of xx. As per tape data, current Interest Rate is 4.625%.	Collections Comments:According to the servicing comments, the loan is in active bankruptcy and the next due date was xx/xx/2019. The payment history as of xx/xx/2020 shows that the borrower is delinquent for 15 months and next payment due date is xx/xx/2019. The last payment was received on xx/xx/2020 in the P&I amount of $xxxh was applied for the due date on xx/xx/2019.The current UPB is in the amount of xx. As per tape data current Interest Rate is 4.625%. As per collection comment dated xx/xx/2018, the foreclosure was initiated on loan. The foreclosure was referred to attorney. However, the foreclosure was put on hold borrower had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018. No further information available. Bankruptcy Comments: According to the xxx, the borrower (xx and xx) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is xx. The debtor sxxpay to the trustee $xxx1st to 24 months & in amount $xxx25th to 60 months under amended chapter 13. There is no comment indicating a cram down. Stipulation to modify chapter 13 plan was filed on xx/xx/2020. No damages have been observed.
Foreclosure Comments: As per collection comment dated xx/xx/2018, the foreclosure was initiated on loan. The foreclosure was referred to attorney. However, the foreclosure was put on hold borrower had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018. No further information available.
Bankruptcy Comments: According to the xxx, the borrower (xx and xx) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is xx. The debtor sxxpay to the trustee $xxx1st to 24 months & in amount $xxx25th to 60 months under amended chapter 13. There is no comment indicating a cram down.  Stipulation to modify chapter 13 plan was filed on xx/xx/2020.
Foreclosure Comments:As per collection comment dated xx/xx/2018, the foreclosure was initiated on loan. The foreclosure was referred to attorney. However, the foreclosure was put on hold as borrower had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2018. No further information is available.
Bankruptcy Comments:According to the xxx, the borrower (xx and xx) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is xx. The debtor sxxpay to the trustee $xxx1st to 24 months & in amount $xxx25th to 60 months under amended chapter 13. There is no comment indicating a cram down. Stipulation to modify chapter 13 plan was filed on xx/xx/2020.	The modification agreement was done on xx/xx/2010, between the (borrower) xx and the (lender) xx. As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx and deferred balance of xx at the step interest rate of 2% with the modified P&I of $xxx60 months. Thereafter, with the interest rate of 3% with P &I of $xxx12 months, and 4% interest rate with P&I $xxx12 months and with the interest rate of 4.625%, P&I of $xxx396 months. The first payment date was due on xx/xx/2010 and the new maturity date is xx/xx/2050.	Affiliated Business Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test. This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than -$xxxs loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than -$xxx* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not signed by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2020, the subject xx was originated on xx.74, with xx, xx with Instrument# | Book/Page# xx
The chain of xx assignment is incomplete. Currently, the xx assignment is with , xx. This should be with xx.
No active judgments or liens have been found.
Tax Status:
First and second installment xx taxes of 2019 are delinquent in the total amount of $xxxrst installment taxes were due & good through on xx/xx/2019 and second installment taxes were due & good through on xx/xx/2019.
First installment xx taxes of 2020 are delinquent in the amount of $xxxich were due on xx/xx/2020.
Second installment xx taxes of 2020 are due on xx/xx/2020 in the amount of $xx.	The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2017. The loan is in delinquency for 37 months. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2017. The current P&I is $xxx and interest rate is 8.00%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/2020 reflects the UPB in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in bankruptcy.
The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2017. The loan is in delinquency for 37 months. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2017.
As per comment dated xx/xx/2020, the foreclosure was started by referring to attorney. Comment dated xx/xx/2020 states that the hold was started and per the BK department there is no relief from stay and Foreclosure cannot proceed at this time. No further details have been found. Currently the bankruptcy case is active.
According to the xxx, the borrower "xx" had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2018. Second amended plan was filed on xx/xx/2020, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid directly to creditor. This plan was confirmed on xx/xx/2020.
According to collection comment, no damages or repairs have been found.
The Comment dated xx/xx/2020 states there is turn off in credit report for 90 days due to COVID-19 and late charges suspended for 90 days due to COVID-19 with expiration date xx/xx/2020. No further details found regarding Covid-19.
Foreclosure Comments:As per comment dated xx/xx/2020, the foreclosure was started by referring to attorney. Comment dated xx/xx/2020 states that the hold was started and per the BK department there is no relief from stay and Foreclosure cannot proceed at this time. No further details have been found. Currently the bankruptcy case is active.
Bankruptcy Comments:According to the xxx, the borrower "xx" had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2018. Schedule D in xxx dated xx/xx/2018 states, the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. POC was filed by xx on xx/xx/2018, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2018. This plan was confirmed on xx/xx/2018. Second amended plan was filed on xx/xx/2020, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid directly to creditor. This plan was confirmed on xx/xx/2020.	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1/ settlement statement along with estimated HUD-1 / itemization of fees are missing from the loan file."	* Application Missing (Lvl 2) "The Final 1003 as well as 1008 is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2020, the subject xx was originated on xx.00, with  xx Company. The chain of assignment has been completed. The current assignment is with xx Company which was recorded on xx/xx/2020.
No active judgments or liens have been found .
Annual combined taxes for the year 2019 have been paid in the amount of $xxx	The payment history dated as of xx/xx/2020 reveals that the loan is current. Payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 6.750%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/2020 reflects the UPB in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveal that loan is in collections.
No foreclosure proceedings have been found.
According to collection comment, no damages or repairs have been found.
As per comment dated xx/xx/2020, the credit reporting has been turned off for 90 days due to COVID-19. Resume Date was xx/xx/2020. Late Charges was suspended for 90 days due to COVID-19. Expiration Date is xx/xx/2020. No comments found that states the borrower’s income impacted.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to xxx, the borrower (xx) had filed the bankruptcy under chapter 13 with the case#xx on xx/xx/2018. POC was filed by xx on xx/xx/2018, in the secured claim amount of xx and an arrearage in the amount of $xxx41. This case was dismissed on xx/xx/2019 and it was terminated on xx/xx/2019.	The loan modification agreement was made between xx and the xx (borrowers) andxx on xx/xx/2019 with the new modified unpaid principal balance is xx. The interest bearing amount was xx with interest rate 6.750% and the modified P&I was $xxx. The first modified payment due date was xx/xx/2019 and the maturity date will be xx/xx/2035.	Affiliated Business Disclosure Credit Application	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Appraisal report (doc#xx) report at the time of origination dated xx/xx/1999, the subject property is manufactured house. Neither VIN# number is listed in the xx legal nor short form title policy at origination shows Alta7 endorsement attached with it. No affixation document has been found in the loan file. Tax report from updated title shows separate assessment for land and improvement. Unable to determine whether the home is affixed to the permanent foundation or not."	* Application Missing (Lvl 2) "Fianl application is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is Moderate due to
This loan failed the first lien lender fees test due to one of the following findings:
The loan is a first lien xx with a principal amount that is greater than or equal to $xxx and the sum of all lender fees exceeds the greater of 0.25% of the principal amount or $xxx

This loan failed the bona fide discount points test.

This loan failed the late fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the first lien lender fees test due to one of the following findings:
The loan is a first lien xx with a principal amount that is greater than or equal to $xxx and the sum of all lender fees exceeds the greater of 0.25% of the principal amount or $xxxender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or The loan is a first lien xx made by a HUD approved lender and the sum of all lender fees exceeds the greater of 0.25% of the principal amount or $xxxender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or The loan is a first lien xx with a principal amount that is less than $xxx and the loan charges a lender fee.

This loan failed the bona fide discount points test.
The loan is a first lien xx and has a principal amount that is greater than or equal to $xxx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State."

This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan file."
								* Settlement date is different from note date (Lvl 2) "As per HUD-1 settlement date is xx/xx/1999 which is later on Note date xx/xx/1999."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx.
The chain of the assignment has been completed. The latest assignment is with xx. which was recorded on xx/xx/2020.
No active judgments or liens have been found.
The annual installment of combined jurisdiction tax of 2019 has been paid in the amount of $xxxxx/xx/2020.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower has been delinquent with the loan for 11 months. The last payment was received on xx/xx/2020 which was applied for xx/xx/2019 and the next due date for the payment is xx/xx/2019. The P&I is in the amount of $xxx35 and PITI is in the amount of $xxx85. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in bankruptcy and the borrower has been delinquent with the loan for 2 months. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx65 and PITI is in the amount of $xxx87. The UPB reflected is in the amount of xx.
As per the comment dated xx/xx/2020, the reason for default is excessive obligation.
The loan modification agreement was made between (borrower)xx and (Lender)xx. on xx/xx/2010.
The subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2020. However, the foreclosure was put on hold due to the borrower had filed bankruptcy on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The date of the last filing is xx/xx/2020.
Bankruptcy Comments:The borrower xx had  filed bankruptcy under chapter 13 with the case # xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The Proof of Claim was filed on xx/xx/2019 with the secured claim amount of xx and an arrearage is in the amount of xx.  The Debtor sxxpay to the trustee the sum of $xxxr Month for 18 months, then $xxxr Month for 14 months and $xxx.00 per Month for 28 months. The xxx was filed on xx/xx/2020. The date of the last filing is xx/xx/2020.

This loan modification agreement was made between (borrower)xx and xx and (Lender) xx. on xx/xx/2010. The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 5.250% and new P&I is in the amount of $xxxginning from xx/xx/2010. The maturity is xx/xx/2036. There is no provision for the balloon payment.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx.
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxx DTI > xx% (Lvl 2)     "As per application, the total monthly income of the borrower is $xxx the total monthly expenses are $xxx23. Hence, DTI is greater than xx%."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina. The following disclosures are missing from the loan file. 1. Amortization Schedule Disclosure 2. Credit Property Insurance Disclosure 3. Fee Agreement 4. Priority of Security Instrument Disclosure 5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2020, the subject xx was originated on xx.00, with xx as nominee for xx xx with Instrument# xx| Book/Page# xx.

The chain of assignment has not been completed; currently the assignment is with xx. However, it should be with xx/xx.
There is a junior xx against the subject property active in the favor of  xx recorded on xx/xx/2017 in the amount of xx with Instrument# xx| Book/Page# xx
There are no active lien and judgments against the borrower.
Annual combined taxes for the year of 2019 are paid on xx/xx/2020 in the amount of $xxx	According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 08 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per comment history, the loan is in active bankruptcy.
According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 08 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.

As per comment dated xx/xx/2018, the borrower filed bankruptcy on xx/xx/2018 with case#xx and the case# was dismissed on xx/xx/2018. However, the borrower re-filed bankruptcy on xx/xx/2018 with case#xx. No further details have been found.

No comment found regarding foreclosure in the available collection comments.

Comment dated xx/xx/2020 and xx/xx/2020, the late charges suspended for 90 day due to covid-19, the FEMA Disaster declared on xx/xx/2020 and FEMA resumed dated xx/xx/2020. However, unable to determine whether the borrower’s income has been affected by Covid-19 from available collection comments.

No comments were indicating damages and repairs to the subject property.

There are no comments regarding the reason for default in the latest servicing comment.

Update:
The bankruptcy was discharged on xx/xx/2024 and closed on xx/xx/2024. No more evidence is available regarding current bankruptcy status.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx and xx had filed bankruptcy under Chapter-13 with the Case# xx on xx/xx/2018. The POC was filed on xx/xx/2019, with the claim amount of xx and the arrearage amount is $xxx65. The Chapter 13 plan was confirmed on xx/xx/2018. The debtor sxxpay to the trustee the sum of $xxx Bi-Weekly for 36 months under Chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx.	According to the modification, the loan was modified on xx/xx/2017 between the borrower xx and xx and the lender xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 3.000 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2017. The maturity date as per modification is xx/xx/2037. The interest-bearing amount is xx. There are no deferred balances and no principal forgiven amount.	Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test.
The xx loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the xxe Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and sxxbe grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.

Brokerage/Finder Fee Test: FAIL
Loan Data: $xxx00 Comparison Data: $xxx00 Variance: +$xxx00"
* DTI >xx% (Lvl 2)     "As per 1003 application report, the total monthly income is $xxx the total monthly expenses are $xxx. However, DTI is xx than xx%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xxe State. The following required state disclosures are missing from the loan file.
1. Placement of Insurance Disclosure
2. Availability of Title Insurance
3. TN Consent to Disclosure of Insurance Information
4. Choice of Agent/insurer
								5. Insurance Solicitation/Post Commitment"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2019, the subject xx was originated on xx. The chain of xx assignment is incomplete. Currently xx assignment is with xx. This should be with xx.
Active judgment and lien has been found on updated title.
There is Consent Judgment (Civil Judgment) lien against the borrower in the favor of xx in the total amount of $xxxorded on xx/xx/2019 in instrument#xx.
xx annual taxes of 2019 have been paid in the amount of $xxxxx/xx/2019.
City annual taxes of 2019 have been paid in the amount of $xxxxx/xx/2019.
According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 2 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. As per the tape data unpaid principal balance is reflected in the amount of xx. Current interest rate is 6.630% % and P&I of $xxx.	Collections Comments:Loan is in active bankruptcy.
According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 2 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. As per the tape data unpaid principal balance is reflected in the amount of xx. Current interest rate is 6.630% % and P&I of $xxx.

As per xxx, xx borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2016 & the plan was confirmed on xx/xx/2016. The POC was filed by creditor on xx/xx/2016 for the secured claim amount is $xxxd arrearage amount is $xxxhe schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxorrower is in active bankruptcy.
The subject property is owner occupied with average condition.
No damage and repairs have been found.
In servicing comments no evidence has been found regarding the foreclosure

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx, borrower (xx) had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2016 & the plan was confirmed on xx/xx/2016. The POC was filed by creditor on xx/xx/2016 for the secured claim amount is $xxxd arrearage amount is $xxxhe schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. . The debtor sxxpay to the trustee $xxx00 for 60 months under chapter 13. Therefore, the unsecured portion is $xxxorrower is in active bankruptcy.	Not Applicable	Affiliated Business Disclosure Credit Report	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "TIL not hand dated by borrower."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to Updated title report dated xx/xx/2020, the subject xx was originated on xx. in the amount of xx which was recorded on xx/xx/2013.

The chain of assignment has not been completed. Currently, the assignment is fromxx to xx. The assignment should be with xx.
There is one xx active in the favor of xx, which was originated prior subject xx in the amount of xx, originated on xx. However, as per Subordination agreement dated xx/xx/2012 recorded on xx/xx/2013, the subject xx is in senior lien position and prior than the xx dated xx/xx/2007.

The 1st and 2nd installment combined taxes of the year 2019 have been paid in the amount of $xxxhe 1st and 2nd installment combined taxes of the year 2020 have been due in the amount of $xxxh was due on xx/xx/2020 and xx/xx/2021 respectively.
No prior years of  delinquent taxes have been found.
As per the review of payment history as of xx/xx/2020, the borrower is currently delinquent for 28 months and next due date is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxxich was applied for the due date of xx/xx/2018. The current P&I is $xxxth an interest rate of 4.00%. The UPB is reflected in the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per the review of payment history as of xx/xx/2020, the borrower is currently delinquent for 28 months and next due date is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxxich was applied for the due date of xx/xx/2018. The current P&I is $xxxth an interest rate of 4.00%. The UPB is reflected in the payment history is in the amount of xx.
The reason for default is job lost due to Covid-19.
The loan was modified on xx/xx/2016.
According to the xxx, the borrower xx had filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2019. The plan was confirmed on xx/xx/2019. The date of last filing is xx/xx/2020. The POC was filed by xx on xx/xx/2019 with the secured claim amount of xx and the arrearage amount is xx. As per the Schedule-D of xxx dated xx/xx/2019, the amount of claim is xx and the value of collateral is xx. As per chapter 13 plan dated xx/xx/2019, the debtor sxxpay the trustee $xxxnthly for 60 months for the base amount of xx.
As per the Lis-pendens attached with the Updated title report Pg#51, the complaint was filed on xx/xx/2018 with the case#18-1-xx-01. However, the borrower xx had filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2019 and foreclosure put on hold.
The occupancy of the subject property is unable to determine. The comments do not provide any information regarding the damages and repairs to the subject property.

Foreclosure Comments:As per the Lis-pendens attached with the Updated title report Pg#51, the complaint was filed on xx/xx/2018 with the case#18-1-xx-01. However, the borrower xx had filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2019 and foreclosure put on hold.
Bankruptcy Comments:According to the xxx, the borrowerxx had filed bankruptcy under chapter- 13 with the case# xx on xx/xx/2019. The plan was confirmed on xx/xx/2019. The date of last filing is xx/xx/2020. The POC was filed by zz Society, xx on xx/xx/2019 with the secured claim amount of xx and the arrearage amount is xx. As per the Schedule-D of xxx dated xx/xx/2019, the amount of claim is xx and the value of collateral is xx. As per chapter 13 plan dated xx/xx/2019, the debtor sxxpay the trustee $xxxnthly for 60 months for the base amount of xx.

The modification agreement was made between Lender xx and Borrowerxx on xx/xx/2016. As per the modified term, the new principal balance is xx. The borrower promises to pay $xxx33 monthly with a modified interest rate of 4.000% beginning from xx/xx/2016 with a maturity date of xx/xx/2056. This loan was modified once.	Affiliated Business Disclosure Credit Report Good Faith Estimate Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* DTI > xx% (Lvl 2) "As per 1003 dated xx/xx/2013, the total monthly income is in the amount of $xxx the total monthly expenses is in the amount of $xxx67 hence, DTI is exceeding xx%."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Hawaii State. The required state disclosure Reciprocal Beneficiary/ Civil Union Addendum to Uniform Residential Loan Application missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, with The  xx with Book/Page #xx.
The chain of assignment has not been completed. The assignments are with xx. recorded on xx/xx/2020. However; the assignment should be with xx.
No Active mortgages, liens and judgments against the borrower/property.
Combined annual tax for the year 2019 has been paid in the amount of $xxxxx/xx/2019.
According to the payment history as of xx/xx/2020, the borrower is delinquent for 5 months. The last payment was received on xx/xx/2020 which was applied to xx/xx/2019. The next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the tape data is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. According to the payment history as of xx/xx/2020, the borrower is delinquent for 5 months. The last payment was received on xx/xx/2020 which was applied to xx/xx/2019. The next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the tape data is in the amount of xx.
The loan modification agreement was made on xx/xx/2015 between the borrower xx and lender xx.
The reason for default is unavailable.
No latest servicing comment or xxx Reports have been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found.
As per the review of payment history and servicing comments no evidence has been found stating that the borrower income is impacted due to COVID-19.

Foreclosure Comments:The foreclosure was initiated. As per the comment dated xx/xx/2020, the file was referred to an attorney on xx/xx/2020. However, the foreclosure was put on hold due to active bankruptcy chapter 13 filed by the borrower.

Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is xx. The chapter 13 plan was confirmed on xx/xx/2019 and the debtor sxxpay P&I to the trustee in the amount of $xxx00 for 48 months. The schedule D of xxx does not show any unsecured amount. There is no comment indicating a cramdown. The date of last filing is xx/xx/2020.	The loan modification agreement was made on xx/xx/2015 between the borrower xx and xx.
The new principal balance is in the amount of xx and the borrower promise to pay the new P&I $xxx with the interest rate steps up in 3 steps beginning with 2.625% and ending at 3.875%. The modification first payment was due on xx/xx/2016. The maturity date is xx/xx/2054. The interest bearing amount is xx. Previously the loan was modified in the year of 2010 and 2014.
Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2020 the subject xx was originated on xx.A. and recorded on xx/xx/2004 for the amount of xx.
The chain of assignment has not been completed, currently the assignment is with xx.
There are 6 civil judgments and 2 xx liens against the borrower.
The first civil judgment was recorded on xx/xx/2010 in the favor of xx,xx the amount is not mentioned.
The second civil judgment was recorded on xx/xx/2015 for the amount of $xxxthe favor of xx,xx
The third civil judgment was recorded on xx/xx/2011 for the amount of $xxxthe favor of  xx.
The fourth civil judgment was recorded on xx/xx/2014 in the favor of  xx however, the amount is not mentioned.
The fifth civil judgment was recorded on xx/xx/2015 for the xx in the favor of  xx.
The sixth civil judgment was recorded on xx/xx/2018 for the amount of $xxxthe favor of  xx.
The first xx lien was recorded on xx/xx/2009 for the amount of $xxxthe favor ofxx.
The second xx lien was recorded on xx/xx/2020 for the amount of $xxxthe favor of Kim xx.
Annual taxes for the year 2019 are paid in the amount of $xxx prior delinquency has been found.
According to the payment history as of dated xx/xx/2020 the borrower has been delinquent for 26 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2020 for the amount of $xxx with an interest rate of 6.630%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The current status of the loan is in active bankruptcy.
According to the payment history as of dated xx/xx/2020 the borrower has been delinquent for 26 months and the next due date is xx/xx/2018. The last payment was received on xx/xx/2020 for the amount of $xxx with an interest rate of 6.630%. The current UPB is reflected in payment history for the amount of xx.
No comments have been found regarding the foreclosure.
The loan has been modified since the origination.
The reason for default is unable to be determined from the servicing comments.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to Covid-19.

Update:
The foreclosure was initiated with the loan. As per servicing comment dated xx/xx/2024, foreclosure on hold and hold ended on xx/xx/2024. No further information is available to understand the current status of foreclosure process.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The chapter 13 plan was filed on xx/xx/2019 as per plan the debtor supposes to pay the trustee the amount of $xxx per month for the 60 months. The POC was filed on xx/xx/2019 the amount of POC is xx and the arrearage amount is xx.	The modification agreement was made between the lender xx and the borrowerxx on xx, the new principal balance as per mod is $xxxe first payment was due on xx/xx/2016 and the maturity date is xx/xx/2056. The modified P&I is in the amount of $xxx with an interest rate of 6.625%. The modification does not contain balloon payment.	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA APR Test: FAIL Loan Data 0.000% Comparison Data 6.995%  Variance -6.995%
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL Loan Data 0.000% Comparison Data 6.995%  Variance -6.995%
This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.995%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2020, the subject xx was originated on xx.A. which was recorded on xx/xx/2004.
The chain of assignment has not been completed. The current assignment is with xx. It should be with xx.
There are multiple IRS liens against the borrower in favor of xx in the total amount of $xxxere are multiple State tax liens against the borrower in favor of State of Missouri. However, the lien amount has not been provided on supportive document.
There are multiple civil judgments against the borrower. However, the judgment amount has not been provided on supportive document.
The combined taxes for the year 2020 are paid in the amount of $xxx	Review of updated payment history as of xx/xx/2020 reveals that loan is currently in delinquency for 4 months and the next due for the regular payment is xx/xx/2020. The last regular payment (P&I) was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB as of date is in the amount of xx.	Collections Comments:The loan is in collections. Review of updated payment history as of xx/xx/2020 reveals that loan is currently in delinquency for 4 months and the next due for the regular payment is xx/xx/2020. The last regular payment (P&I) was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB as of date is in the amount of xx.
The loan modification agreement was made on xx/xx/2019. According to the modified terms, the new modified principal balance is xx. The borrower promised to pay $xxx monthly with staring interest rate of 4.375%. The first modified payment date is xx/xx/2019 and the maturity is xx/xx/2059. There is no balloon payment.
According to the xxx, the borrower had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2013. The debtor had filed the amended chapter 13 plan on xx/xx/2013 which was confirmed on xx/xx/2013. According to the plan, the debtor sxxpay to the trustee $xxx for 60 months. The creditor had filed the POC on xx/xx/2013 with secured claim amount of xx and arrearage of xx. However, borrower was discharged from bankruptcy on xx/xx/2018 and case was terminated on xx/xx/2018.
No any damages have been found to the subject property. The subject property is owner occupied. No comment found stating that the borrower’s income is impacted due to Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2013. The debtor had filed the amended chapter 13 plan on xx/xx/2013 which was confirmed on xx/xx/2013. According to the plan, the debtor sxxpay to the trustee $xxx for 60 months. The creditor had filed the POC on xx/xx/2013 with secured claim amount of xx and arrearage of xx. However, borrower was discharged from bankruptcy on xx/xx/2018 and case was terminated on xx/xx/2018.	The loan modification agreement was made on xx/xx/2019. According to the modified terms, the new modified principal balance is xx. The borrower promised to pay $xxx monthly with staring interest rate of 4.375%. The first modified payment date is xx/xx/2019 and the maturity is xx/xx/2059. There is no balloon payment.	Affiliated Business Disclosure Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "ComplianceEase Exception Test Failed;

This loan failed the Missouri seller-paid points and fees exception test. This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take seller-paid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for "Seller-Paid Points and Fees"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the first lien prohibited fees test. (MRS § 408.052 1.)
Loan Data$xxx Comparison Data$xxxariance+$xxx
The loan has fees that are prohibited for this license type.
No lender sxxcharge, require, or receive any points or other fees of any nature whatsoever, except insurance and a 1%
origination fee, whether from the buyer or the seller or any other person, except that the lender may charge bona fide expenses paid by the lender to any other person or entity for services actually performed in connection with a loan. In addition, if the loan is for the construction or improvement of residential real estate, the lender may charge a fee not to exceed 1% of the loan amount for inspection and disbursement of the proceeds of the loan to third parties.
This means that fees are prohibited unless specifically allowed (as described above). Some fees may be considered prohibited compensation to the lender unless the "Compensation To" xx indicate otherwise."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the first lien prohibited fees test. (MRS § 408.052 1.)
Loan Data$xxx Comparison Data$xxxariance+$xxx
The loan has fees that are prohibited for this license type.
No lender sxxcharge, require, or receive any points or other fees of any nature whatsoever, except insurance and a 1%
origination fee, whether from the buyer or the seller or any other person, except that the lender may charge bona fide expenses paid by the lender to any other person or entity for services actually performed in connection with a loan. In addition, if the loan is for the construction or improvement of residential real estate, the lender may charge a fee not to exceed 1% of the loan amount for inspection and disbursement of the proceeds of the loan to third parties.
This means that fees are prohibited unless specifically allowed (as described above). Some fees may be considered prohibited compensation to the lender unless the "Compensation To" xx indicate otherwise."
* DTI > 60% (Lvl 2)     "DTI is greater than 60% at origination."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test: - On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "Appraisal Report is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form Disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2020, the subject xx was recorded on xx/xx/2004 with the lender as xx as nominee for  xx.
The chain of assignment has been completed.
There are no active judgments or liens.
2019 xx tax is for 2nd installment is due in the amount of $xxx	Review of the payment history available from xx/xx/2019 to xx/xx/2020 states that the borrower has been delinquent for 11 month. The last payment was received in the amount of $xxx50 which was applied to due date of xx/xx/2019 and the next due date is xx/xx/2019. According to the tape data UPB is xx.	Collections Comments:The loan is in bankruptcy. According to the xxx report, the debtor had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $xxx00 for 36 months. The POC was filed on xx/xx/2019. The POC amount is xx and total arrearage amount is xx.
Available servicing comment and documents in file reveal that loan is in foreclosure since 2018. Foreclosure complaint was filed on xx/xx/2018 with case #xx.
According to the comment dated xx/xx/2020, the credit reporting has been turned off for 90 days due to COVID-19 resume Date is xx/xx/2020. Late Charges have been suspended for 90 days due to COVID-19.
 No further information has been found regarding the COVID-19.

Update:
As per servicing comments dated xx/xx/2022, the subject property has been occupied by owner.
As per servicing comment dated xx/xx/2021, the reason for default is excessive obligation.
As per servicing comment dated xx/xx/2022, the modification agreement effective date of xx/xx/2022 shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of $xxxth a modified interest rate of 4.50% starting on xx/xx/2022 and continuing until the new maturity date of xx/xx/2047. There is no deferred balance and principal forgiven amount.

Foreclosure Comments:Available servicing comment and documents in file reveal that loan is in foreclosure since 2018. Foreclosure complaint was filed on xx/xx/2018 with case #xx.
Bankruptcy Comments:According to the xxx report, the debtor had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $xxx00 for 36 months. The POC was filed on xx/xx/2019. The POC amount is xx and total arrearage amount is xx.	The loan was modified with an effective date of xx/xx/2014 and a new principal balance is xx to a step modification and the rate started from 2.00% and borrower had given promise to pay P&I in the total amount of $xxx beginning on xx/xx/2014 with a new maturity date of xx/xx/2043. The rate changes in 4 steps ending at 4.375%.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The service transfer disclosure is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing in the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:

The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. in favor of xx.

The chain of assignment is not completed as the subject xx is currently assigned to “xx, recorded on xx/xx/2020. The assignment should be with xx.
There are 2 active Muni/City/Code Liens against property in the amount of $xxxfavor of “xx” recorded on xx/xx/2016 and xx/xx/2016 respectively.
The annual combined taxes of 2015 are delinquent in the amount of $xxxxx/xx/2020. The good through date is xx/xx/2020.
The annual combined taxes of 2016 are delinquent in the amount of $xxxxx/xx/2020. The good through date is xx/xx/2020.
The annual combined taxes of 2017 are delinquent in the amount of $xxxxx/xx/2020. The good through date is xx/xx/2020.
The annual combined taxes of 2018 are delinquent in the amount of $xxxxx/xx/2020. The good through date is xx/xx/2020.
The annual combined taxes of 2019 are delinquent in the amount of $xxxxx/xx/2020. The good through date is xx/xx/2020.
The payment history as of xx/xx/2020 reveals the loan has been in delinquency from 27 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied to xx/xx/2018. The current P&I is $xxx and the rate of interest is 6.250%. The tape data of payment history as of xx/xx/2020 reflects Unpaid Principal Balance is in the amount of xx.	Collections Comments:Comment:
xx
The payment history as of xx/xx/2020 reveals the loan has been in delinquency from 27 months and the next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied to xx/xx/2018. The current P&I is $xxx and the rate of interest is 6.250%. The tape data of payment history as of xx/xx/2020 reflects Unpaid Principal Balance is in the amount of xx.
According to the xxx, the borrower had filed the bankruptcy under chapter-13 with case # xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. POC was filed by creditor xx on xx/xx/2019 under deadline with secured amount of xx and amount of arrearage is $xxx17. Currently loan is in active BK case.
No evidences have been found regarding foreclosure fling.
The reason for default is not mentioned in available servicing comments.
No visible damages were reported.
The comments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower had filed the bankruptcy under chapter-13 with case # xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. POC was filed by creditor xx on xx/xx/2019 under deadline with secured amount of xx and amount of arrearage is $xxx17. Currently loan is in active BK case.	The loan was modified on xx/xx/2016. As per modification agreement the new principal balance is in the amount of xx. The borrower had promised to pay P&I payment in the amount of $xxx with the rate of 6.2502% started from xx/xx/2016. The Maturity of this agreement is xx/xx/2031.	Affiliated Business Disclosure
Credit Application
Credit Report
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Itemization or Estimated HUD-1 are missing from the loan file."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in TX State. The following disclosures are missing from the loan file.

Commitment Requirement/Anti-Tying
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020 the subject xx originated on xx. for the amount of xx , recorded on xx/xx/2004 has been active on the title.
Currently the assignment is with xx, Not In its individual Capacity.

There are three state tax liens active against borrower, xx in the favor of xx which were recorded on xx/xx/2020 and xx/xx/2020. The lien amount is unavailable.
There are two civil judgment entered against borrower/owner, xx and xx in the favor of  xx and Canton Properties, xx each in the amount of $xxx $xxxpectively.

RE tax Status:
The subject property has four parcels (#xx, # xx, # xx, # xx). The combined taxes for all the parcels through year 2019 (1st installment) are delinquent in the total amount of $xxxis delinquent amount is good through till xx/xx/2020.
The 2nd installment of 2019 taxes are past due. The due date was xx/xx/2020.

Utility charges:
The due amount is $xxx due date is xx/xx/2020.	According to payment history as of xx/xx/2020, the borrower has been delinquent for 90 months and is next due for xx/xx/2012. The last payment date is not available in the payment history. The current UPB is reflected in the amount of xx and interest rate is 5.735%.	Collections Comments:The loan is in foreclosure. According to payment history as of xx/xx/2020, the borrower has been delinquent for 90 months and is next due for xx/xx/2012. The last payment date is not available in the payment history. According to servicing comments, the foreclosure action was initiated by filing the complaint on xx/xx/2018 under case#xx. The service was completed on xx/xx/2018. No further action was found. No evidence of litigation was found. No evidence of damage or repair to the property was found. According to servicing comment dated xx/xx/2020, the borrower has been approved for 90 days Covid 19 forbearance plan starting from xx/xx/2020 to xx/xx/2020. This shows that borrower's income is impacted by Covid 19 pandemic. The next payment will due on xx/xx/2020.
Foreclosure Comments:According to updated title report dated , the foreclosure action was initiated by filing the complaint on xx/xx/2018.  The service was completed on xx/xx/2018. No further action was found.
Bankruptcy Comments:According to xxx review, the borrower had filed the bankruptcy under chapter 7 on xx/xx/2010, case#xx. The debtor was discharged on xx/xx/2011 and the case was terminated on xx/xx/2011.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure xx Insurance Notice of Servicing Transfer	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "This loan is FHA. However, the MI certificate is missing from the loan file."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed Tax Service Fee Test. The loan charges a tax service fee. Mortgagors may not pay a tax service fee on mortgages endorsed for FHA-insurance."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer diclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business agreement disclosure is missing from the loan file."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.xxThe chain of assignment is completed. Currently assignment is with ‘xx’ instead of ‘xx ’.
No active judgments or lien have been found against the borrower or subject property.
The town taxes for 2019 have been paid off in amount of $xxxtown taxes for 2020 are due in amount of $xxxrior delinquent taxes have been found.
The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2020 to till date. The loan has been in delinquency for more than 6 Months. The last payment was received on xx/xx/2020 in the amount of $xxx interest rate of 3.875% and P&I is $xxxh was applied for the due date of xx/xx/2019. The payment history reflects current unpaid principal balance is in the amount of xx and deferred balance is xx.	Collections Comments:Comment:
xx

The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2020 to till date. The loan has been in delinquency for more than 6 Months. The last payment was received on xx/xx/2020 in the amount of $xxx interest rate of 3.875% and P&I is $xxxh was applied for the due date of xx/xx/2019. The payment history reflects current unpaid principal balance is in the amount of xx and deferred balance is xx.
Debtor had filed bankruptcy under chapter-13 with the case# xx on and xx/xx/2019. The plan was confirmed on xx/xx/2019. POC was filed on xx/xx/2019, in the secured claim amount xx and an arrearage in the amount of $xxxtly loan is in active BK case.
The comment dated xx/xx/2020 shows that foreclosure file was referred to attorney on xx/xx/2020. Loan is in active BK case. No further details have been found.
The reason for default is not mentioned in available servicing comments.
The property is owner occupied and no visible damages were reported.
No evidence has been found in available comments regarding current employment of borrower.
The comment dated xx/xx/2020 shows that late charges are suspended for 90 days due to Covid-19. The subject property is located in FEMA disaster declared on xx/xx/2020.

Update:
The bankruptcy was discharged on xx/xx/2023 and still has not terminated. No more evidence is available regarding current bankruptcy status.
According to servicing comments dated xx/xx/2023, the subject property was damaged by storm.

Foreclosure Comments:The comment dated xx/xx/2020 shows that foreclosure file was referred to attorney on xx/xx/2020. Loan is in active BK case. No further details have been found.
Bankruptcy Comments:Debtor had filed bankruptcy under chapter-13 with the case# xx on and xx/xx/2019. The plan was confirmed on xx/xx/2019. POC was filed on xx/xx/2019, in the secured claim amount xx and an arrearage in the amount of $xxxtly loan is in active BK case.	The loan modification agreement was made between Borrower and Lender on xx/xx/2013 with fixed rate of 3.875%. The borrower promised to pay monthly P&I payment in the amount of $xxxnning on xx/xx/2013 till the maturity date of xx/xx/2053. According to the loan modification agreement the new modified principal balance is $xxxfrom new modified principal balance xx as deferred balance which is eligible for forgiven amount and xx as interest bearing principal balance.	Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MI State. The following Choice of Insurance Agent disclosure is missing from the loan file."
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The Notice of servicing transfer is missing from the loan file."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2020, the subject xx was originated on xx. which was recorded on xx/xx/2006.
The chain of assignment has not been completed. The current assignment is with xx. It should be with xx.
There is an active junior xx against the subject property in the amount of xx in favor of xx as nominee for xx. which was recorded on xx/xx/2006.
There is an HOA lien against the subject property in favor of xx, a xx in the amount of $xxxwever, the release of lien has been found which states that the lien has been paid in full on xx/xx/2020.
There are three civil judgment open against the borrower, first one in the amount of $xxxch was recorded on 07/xx/200 in the favor of “xx” and second judgment is in the amount of $xxxch was recorded on xx/xx/2011 in the favor of “xx”, third judgment in the amount of $xxxich was recorded on xx/xx/2013 in the favor of “xx”.
The annual xx taxes for the year 2020 are paid in the amount of $xxx	The payment history as of dated xx/xx/2020 reveals that the borrower is delinquent from 7 months. The last payment was received on xx/xx/2020 in the amount of $xxx75 and it was applied for the due date of xx/xx/2019. Next due date of regular payment is xx/xx/2019. the current UPB is in the amount of xx	Collections Comments:The loan is currently in the Bankruptcy.
The payment history as of dated xx/xx/2020 reveals that the borrower is delinquent from 7 months. The last payment was received on xx/xx/2020 in the amount of $xxx75 and it was applied for the due date of xx/xx/2019. Next due date of regular payment is xx/xx/2019. the current UPB is in the amount of xx
Available 24 months servicing comments not reflected evidences regarding foreclosure.
Available servicing comments not showing evidences regarding property occupancy and condition. No comment pertaining damage to the subject property has been observed. No latest xxx Report has been found in the loan file.

Update:
As per servicing comments dated xx/xx/2022, the subject property has been occupied by owner.
As per servicing comment dated xx/xx/2022, the bankruptcy was terminated on xx/xx/2022.
As per servicing comment dated xx/xx/2023, foreclosure on hold due loss mitigation and hold ended on xx/xx/2023. As per servicing comment dated xx/xx/2023. Foreclosure cancelled on xx/xx/2023 due to modification.
As per servicing comment dated xx/xx/2023, modification agreement effective date of xx/xx/2023 shows the new modified unpaid principal balance is xx.The borrower agreed to pay the modified monthly P&I of $xxxth a modified interest rate of 5.00% starting on xx/xx/2023 and continuing until the new maturity date of xx/xx/2038. There is no deferred balance and principal forgiven amount.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2016. The debtor had filed the chapter 13 plan on xx/xx/2016 which was confirmed on xx/xx/2016. According to the plan, the debtor sxxpay to the trustee $xxx00 for 60 months. The creditor has not filed the POC yet. The last day of filing is xx/xx/2020.	The loan modification agreement was made on xx/xx/2009. According to the modified terms, the new modified principal balance is xx. The borrower promised to pay $xxx monthly with staring interest rate of 3.5%. The first modified payment date is xx/xx/2010 and the maturity is xx/xx/2036.	Loan Program Info Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan Program Disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located in Colorado State and following State Disclosures are missing from loan file;
1. Cash-Out Refinance Disclosure
2. Property Insurance Disclosure
3. Colorado Notice to Cosigner
4. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Operative index value is unable to confirm (Lvl 2) "The operative index is unable to confirmed from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx.xx, with xx.
The chain of assignment has been completed.

There are 2 active HOA lien on subject property in the favor ofxx.
The first HOA lien is recorded on xx/xx/2009, with Instrument#xx, in the amount of $xxxsecond HOA lien recorded on xx/xx/2012, with instrument# xx, in the amount of $xxxe is Code Enforcement lien against the subject property recorded on xx/xx/2007, with instrument #xx, in the amount of $xxxre is a civil judgment against the borrower in the favor of xx, in the amount of xx.
There are 2 xx liens against the borrower in the favor of xx, in the amount of $xxxannual 2019 xx taxes has been paid in the amount of $xxx/xx/2019.
No prior year delinquent taxes have been found.
Review of updated payment history as of xx/xx/2020, the borrower is delinquent for 1 month. The next regular payment is due on xx/xx/2020. The last payment (P&I) has been made on xx/xx/2020 in the amount of $xxx the interest rate 2.000% for the due date of xx/xx/2020 and PITI $xxxr tape the UPB is in the amount of xx.	Collections Comments:As per servicing comments the loan is in collections. Review of updated payment history as of xx/xx/2020, the borrower is delinquent for 1 month. The next regular payment is due on xx/xx/2020. The last payment (P&I) has been made on xx/xx/2020 in the amount of $xxx the interest rate 2.000% for the due date of xx/xx/2020 and PITI $xxxr tape the UPB is in the amount of xx. As per comment dated xx/xx/2018, the foreclosure was strated in the loan by referring to attorney on xx/xx/2018. As per comment dated xx/xx/2018, the foreclosure was put on hold for loan modification.
As per the modified term, the new principal balance is xx. The deferred balance is xx and principal forgiven amount is $xxxrrower promises to pay $xxxhly with a modified interest rate of 2.000 % beginning from xx/xx/2018. The maturity date of xx/xx/2058. The modification is taken further into 6 steps. This loan was modified four times.
The property is owner occupied and in good condition. No comments pertaining damage to the property were observed.

Foreclosure Comments:As per comment dated xx/xx/2018, the foreclosure was started in the loan by referring to attorney on xx/xx/2018. As per comment dated xx/xx/2018, the foreclosure was put on hold for loan modification. The loan was modified on xx/xx/2018.
Bankruptcy Comments:Not Applicable	This modification agreement was made between Lender xx and Borrower xx on xx/xx/2018. As per the modified term, the new principal balance is xx. The deferred balance is xx and principal forgiven amount is $xxxrrower promises to pay $xxxhly with a modified interest rate of 2.000 % beginning from xx/xx/2018. The maturity date of xx/xx/2058. The modification is taken further into 6 steps. This loan was modified four times.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per HUD-1 settlement date is xx/xx/2007 which is not consistent with the original note date xx/xx/2007."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx. Chain of assignment has been completed. Currently, the xx is with xx as nominee for xx. which was recorded on xx/xx/2019. No active judgments or liens have been found. Annual taxes for the year of 2020 have been due in the amount of $xxx prior year delinquent taxes have been found.	According to payment history as of xx/xx/2020, the borrower has been current with the loan and the next due for the payment is xx/xx/2020. The last regular payment was received on xx/xx/2020 in the amount of $xxx23 which was applied to the due date of xx/xx/2020. The current UPB is not reflected in the payment history. However, tape data shows UPB in the amount of xx.	Collections Comments:
The present status of the loan is in performing and the next due for the payment is xx/xx/2020. The last regular payment was received on xx/xx/2020 in the amount of $xxx23 which was applied to the due date of xx/xx/2020. No records for bankruptcy and foreclosure have been found. The reason for default has not been stated. The loan was never modified. No evidence of damage or repair to the subject property was found. No comments have been found stating the borrower’s income has been impacted by COVID-19. At the time of the origination of loan, the borrower (xx) was working with xx from last 19 years. The borrower had 70 months reserves at time of origination.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable	Not Applicable		3: Curable		* Required Documentation Missing or Incomplete (Lvl 3) "Final Application, 1008 transmittal and DU Incomplete. Final Application, 1008 transmittal and DU reflects Borrower Base Income xx and Other Income $xxxd rental income $xxxhowever supporting document reflects other income as $xxx"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.
Chain of assignment has been completed. Currently, the xx is with xx as nominee for xx which was recorded on xx/xx/2019.
No active judgments or liens have been found.
Annual taxes for the year of 2019 have been due in the amount of $xxx prior year delinquent taxes have been found.
According to payment history as of xx/xx/2020, the borrower has been current with the loan and the next due for the payment is xx/xx/2020. The last regular payment was received on xx/xx/2020 in the amount of $xxx which was applied to the due date of xx/xx/2020. The current UPB is in the amount of xx.	Collections Comments:The present status of the loan is in performing and the next due for the payment is xx/xx/2020. The last regular payment was received on xx/xx/2020 in the amount of $xxx which was applied to the due date of xx/xx/2020. No records for bankruptcy and foreclosure have been found. No evidence of damage or repair to the subject property was found. No comments have been found stating the borrower’s income has been impacted by COVID-19.Currently, borrower xx is working as xxr in xx from 6 years 7 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	xx Insurance	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Compliance Ease delivery and timing test for Closing Disclosure dated xx/xx/2019. Document tracker is missing and 3 business days were added to get receipt date xx/xx/2019 which is after the Consummation date xx/xx/2019"
* Loan does not conform to program guidelines (Lvl 3)     "Flip Property. As per Appraisal ( Sales Comparison )Pg#xx, the prior sale was occurred in xx/xx/2018 with xx; however, the PurxxxPrice of Subject property on xx/xx/2019 is xx"
* MI, FHA or MIC missing and required (Lvl 3)     "This is FHA loan and required MI cert is missing from the loan file."
							* xx Not Recorded (Lvl 3) "A copy of the Recorded xx/Deed of Trust is missing in the Loan Documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2007 with the lender xx . The chain of assignment has not been completed. Currently, the assignment is from “xx., by xx , a xx” to “xx, doing business as xx, not in its individual capacity, but solely as trustee for xx”. However, the correct assignment should be with the "xx". There is a junior xx against the subject property in the favor of “xx” for the amount of xx which was recorded on xx/xx/2007. There is a xx, Medical Lien in the favor of “xx” for the amount of $xxxch was recorded on xx/xx/2009. First Installment of Combined taxes for the year of 2020 have been paid in the amount of $xxxxx/xx/2020. Second to third installments of combined taxes for the year of 2020 have been due in the amount of $xxxxxnd $xxxch were due on xx/xx/2020, xx/xx/2021 and xx/xx/2021 respectively. No, any delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx02. Current Interest Rate is 6.87% and the current P&I is $xxx78. The new UPB is reflected in the amount of xx.	Collections Comments:The loan present status is performing. According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx02. Current Interest Rate is 6.87% and the current P&I is $xxx78. The new UPB is reflected in the amount of xx. The loan was not modified since origination. The Debtor “xx” had filed bankruptcy under chapter-07 with the Case# xx on xx/xx/2011. The debtor was discharged on xx/xx/2011 and the case was terminated on xx/xx/2012. No, any further details have been found. No, any foreclosure activity has been found. As per the comment dated xx/xx/2020, the borrower is impacted by covid-19. The comment dated xx/xx/2020 stated that the Short term forbearance Plan which is beginning on xx/xx/2020 for 1 month with $xxxh’s payment. No, any further details have been found regarding covid-19. As per the xxx Report dated xx/xx/2020 which is located at “xx”, the subject property is owner occupied with average condition. No, any damage and repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The Debtor “xx” had filed bankruptcy under chapter-07 with the Case# xx on xx/xx/2011. The debtor was discharged on xx/xx/2011 and the case was terminated on xx/xx/2012. No, any further details have been found.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* DTI > xx% (Lvl 2)     "As per the final application, the total monthly income is $xxx the total monthly expenses are $xxxowever, the DTI exceeds xx%."
* Missing Required State Disclosures (Lvl 2)     "Subject property Is located in Rhode Island (RI) State and following State Disclosures are missing from loan file; 1) Appraisal Fee Disclosure 2) Offer of Title Insurance 3) Choice of Title Insurer 4) Withholding Tax Disclosure 5) Fee Disclosure 6) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the Borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Required Affiliated Business Disclosure is missing from loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the Borrower."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.xx which was recorded on xx/xx/2007.
The chain of assignment has been completed. Currently, the xx assignment is withxx.
Subject xx is on first lien position.
No active judgments or liens found on the subject property.
The year of 2020 combined 2nd, 3rd & 4th taxes have been due in the total amount of $xxx	As per payment history dated xx/xx/2020, the borrower is current with loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for due date xx/xx/2020. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in performing. As per payment history dated xx/xx/2020, the borrower is current with loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for due date xx/xx/2020. The current UPB reflected as per the payment history is in the amount of xx.
The loan was modified with an effective date of xx/xx/2013 and a new principal balance is xx to the step modification and the rate was starting from 2.00% and borrower had given promise to pay P&I in the amount of $xxxnning on xx/xx/2013 with a new maturity date of xx/xx/2049. The rate changes in 4 steps ending at 4.375%. The borrower had also promise to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2049.
The lender agrees to immediately forgive the amount of xx. No comments have been found regarding foreclosure. No bankruptcy has been filed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified with an effective date of xx/xx/2013 and a new principal balance is xx to the step modification and the rate was starting from 2.00% and borrower had given promise to pay P&I in the amount of $xxxnning on xx/xx/2013 with a new maturity date of xx/xx/2049. The rate changes in 4 steps ending at 4.375%. The borrower had also promise to pay the deferred balance in the amount of xx on the maturity date on xx/xx/2049. The lender agrees to immediately forgive the amount of xx.	Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	2: Acceptable with Warnings	* DTI > xx% (Lvl 2) "The borrowers monthly income are $xxx expenses are $xxx DTI is greater than xx%."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Unavailable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with “xx  which was recorded on xx/xx/2006.
The chain of assignment has not been completed. The last assignment is with “xx, doing business as xx, not in its individual capacity but solely as trustee forxx” which was recorded on xx/xx/2016. Assignment is missing to “xx”.
There is one senior judgment against the borrower, “xx” in the favor of xx for the amount of $xxxch was recorded on xx/xx/2002.
Fourth installment of combined taxes for the year of 2020 is due in the amount of $xxxxx/xx/2020.
Third installment of utilities charges for the year of 2020 is due on xx/xx/2020 in the amount of $xxx	According to review of the latest payment history as of xx/xx/2020, the borrower is current with the loan and the next due date is xx/xx/2020. The last payment was made on xx/xx/2020 in the amount of $xxx66 (PITI) which was applied for the due date of xx/xx/2020. The UPB as per the latest payment history is reflected in the amount of xx. The current interest rate is 4.125% and P&I is $xxx.	Collections Comments:The loan is performing and the next due date is xx/xx/2020. The last payment was made on xx/xx/2020 in the amount of $xxx66 (PITI) which was applied for the due date of xx/xx/2020. The UPB as per the latest payment history is reflected in the amount of xx. The current interest rate is 4.125% and P&I is $xxx. The loan was modified on xx/xx/2008.

According to comment dated xx/xx/2020, the borrower has been affected by the COVID-19. The reason for default is unemployment. The comment dated xx/xx/2020 states that the COVID-19 short term forbearance plan has been approved for the month of xx/xx/2020 with $xxxonthly payment. According to comment dated xx/xx/2020, borrower had applied for COVID-19 assistance and approved one month forbearance plan. The borrower stated that she was not working due to COVID-19.

According to xxx Report dated xx/xx/2020 located at “xx”, the subject property needs to be repaired. The roof of the subject property needs to be replaced. The minor repair includes Misc. power washing needs to be completed and routine yard cleanup. Total estimated amount of repair is $xxx00. No comment regarding repair/ damage has been found in the collection comment. Hence, it is unable to determine whether repairs have been completed or not.

Update:
No additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2008 between the borrower "xx” and the Lender “xx”. As per the modified terms, Initial Interest rate 3.00% which will be charged from xx/xx/2008. The initial monthly interest payment sxxbe $xxx and sxxbe due and payable on xx/xx/2008. The interest rate sxxthen be increased to 3.50% on the first of October 2009 and sxxbe due and payable on xx/xx/2009. The interest rate sxxthen be increased to 4.00% on the xx/xx/2010 and sxxbe due and payable on xx/xx/2020. Thereafter, the terms will changes as per terms mentioned in the modification agreement. The stated maturity date is xx/xx/2046.	Affiliated Business Disclosure Credit Application Credit Report Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures xx Insurance Notice of Servicing Transfer	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home has not been affixed. According to appraisal report located at “xx” shows subject property is single family residence. However, according to xxx Report dated xx/xx/2020 located at “xx”, the subject property type is Manufactured Home. Neither final title policy has ALTA-7 endorsement attached with it nor does the xx have VIN/Serial number listed in it. Affidavit of Affixation has not been found in the loan file. Hence, it is unable to determine whether the home has been attached to the permanent foundation."	* MI, FHA or MIC missing and required (Lvl 3) "This is ARM amortized conventional loan. The lender guidelines shows MI required with MI coverage of 30%. HUD-1 reflects monthly MI payment in the amount of $xxx. However, MI certificate is missing from the loan file."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the disclosed APR high-cost threshold exception test.
Although the recalculated APR does not exceed any "high-cost " APR thresholds, using the disclosed APR, as provided, the loan would fail the following "high-cost " APR threshold test(s): NJ HOSA 2004 High-Cost Home Loan APR Threshold Test. As a result, this loan may not be acceptable to certain secondary market investors.
Disclosed APR High-Cost Threshold Exception Test: FAIL Loan Data: 14.004% Comparison Data: 12.750% Variance: +1.254%."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the prohibited fees test.
This loan failed the disclosed APR high-cost threshold exception test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a xx broker sxxhave the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee.
Prohibited Fees Test: FAIL Loan Data: $xxx Comparison Data: $xxxariance: +$xxx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following state disclosures are missing from the loan file.  NJ Application Disclosure
Delivery Fee Authorization
NJ Attorney Disclosure
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax Bill Information
Private Well Testing
Lock-In Agreement
Commitment Disclosures
Choice of Insurer Disclosure
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be calculated as supportive document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.A." for the amount of xx which was recorded on xx/xx/2007.
The chain of assignment has not been completed. Currently, the assignment is fromxx doing business as xx, not in its individual capacity, but solely as trustee for xx which was recorded on xx/xx/2015. The assignment is missing toxx.
No active liens and judgments have been found against the borrower and subject property.
First, second, third and fourth installments of Combined taxes for the year of 2020 have been paid in the amount of $xxxxx/xx/2020 and due in the amount of $xxxxx/xx/2020, $xxxxx/xx/2021, $xxxxx/xx/2021.
No prior year delinquent taxes have been found.

According to latest payment history as of xx/xx/2020, the borrower is current with the loan and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx12 which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx29 and interest rate is 4.500%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx12 which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx29 and interest rate is 4.500%. The loan was modified. The foreclosure was not initiated. The borrower xx had bankruptcy under chapter 13 with the case#xx on xx/xx/2012. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. The debtor was discharged on xx/xx/2012 and the case was terminated on xx/xx/2012. The last filling dated on xx/xx/2012. As per comment dated xx/xx/2020, the borrower has been affected due to COVID-19. Comment dated xx/xx/2020, reveals that due to COVID 19 emergency borrower has been submitted a 1 month deferment for approval. Comment dated xx/xx/2020 shows deferment approved for one month beginning on xx/xx/2020. The comment dated xx/xx/2020; the reason for default is out of work. As per comment dated xx/xx/2020, the Borrower reached out to the servicer and inquire about assistance on account and he has also clarified that the deferment already completed for April and last payment made posted for May. The subject property is owner occupied. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case#xx on xx/xx/2012. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. The debtor was discharged on xx/xx/2012 and the case was terminated on xx/xx/2012. The last filling dated on xx/xx/2012.	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2011 between the borrower "xx” and the Lender “xx". As per the modified terms, the new principal balance is xx. There are 4 steps of modification. The borrower has promised to pay first in the amount of $xxx74 with the interest rate of 2.375% beginning on xx/xx/2011, second in the amount of $xxx72 with the interest rate of 3.375% beginning on xx/xx/2016, third in the amount of $xxx98 with the interest rate of 4.375% beginning on xx/xx/2017, fourth in the amount of $xxx95 with the interest rate of 4.500% beginning on xx/xx/2018,till maturity date of xx/xx/2047.	Affiliated Business Disclosure Credit Report Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* DTI > xx% (Lvl 2) "As per Final Application, the total monthly income is $xxx the total monthly expenses is $xxx12. However, the DTI is exceeds than thexx%."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located in Rhode Island (RI) State and following State Disclosures are missing from loan file; 1) Appraisal Fee Disclosure 2) Offer of Title Insurance 3) Choice of Title Insurer 4) Withholding Tax Disclosure 5) Fee Disclosure 6) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020 the subject xx was originated on xx.
The chain of assignment has not been completed. Currently assignment is withxx, doing business as xx, not in its individual capacity, but solely as trustee for xx which was recorded on xx/xx/2015. It should be with “xx”.
There is judgment against the borrower xx in favor of  xx which was recorded on xx/xx/2004. However, the amount is not available in the supportive document.

The first and second installment combined taxes for the year of 2020 have been paid in the total amount of $xxx delinquent taxes have been found for the prior year.
As per the review of payment history as of xx/xx/2020, the borrower is regular with his payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx (PITI) which was applied for the due date of xx/xx/2020. The current P&I is $xxx and an interest rate of 4.875%. According to the latest payment history the current UPB is in the amount of xx.	Collections Comments:The review of the servicing comments as of
xx/xx/2020 shows that the borrower is performing with the loan.
The borrower is regular with his payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx (PITI) which was applied for the due date of xx/xx/2020. The current P&I is $xxx and an interest rate of 4.875%. According to the latest payment history the current UPB is in the amount of xx.
This Fixed modification agreement was made on xx/xx/2011.The new modified principal balance is xx. The borrower promises to pay the monthly P&I of $xxx with the interest rate 4.875%; beginning from xx/xx/2012, the new maturity date is xx/xx/2051.
The review of the collection comment shows no indication of post-closing foreclosure activity.
No bankruptcy filing has been found.
As per the collection comment dated xx/xx/2018, the reason for default is job loss. No comment found stating that the borrower’s income is impacted due to Covid-19.
According to the collection comments the subject property is owner occupied and there no comments regarding the subject property current condition. As per xxx Report document located at “xx” dated xx/xx/2020, the subject property is owner occupied and it is in average condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This Fixed modification agreement was made between the borrower “xx” and the Lender “xx. “on xx/xx/2011.The new modified principal balance is xx. The borrower promises to pay the monthly P&I of $xxx with the interest rate 4.875%; beginning from xx/xx/2012, the new maturity date is xx/xx/2051.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia State. The following required state disclosures are missing from the loan file.

1. VA Application Disclosure
2. Choice of Settlement Agent Disclosure
3. Disclosure of Charges for Appraisal or Valuation
4. Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Service transfer disclosure is missing from loan files."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan files."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2020, the subject xx was originated on xx.0, with xx xxx, xx
The chain of assignment has not been completed. Currently, the assignment is with xx. It should be with xx.
There is an active credit card judgment against the xx in the amount of $xxxthe favor of xx which was recorded on xx/xx/2016.

RE tax Status:
2nd, 3rd and 4th installment of combined tax for the year of 2020-2021 have been due in the total amount of $xxx prior delinquent taxes have been found.

According to the payment history as of xx/xx/2020, the borrower has been delinquent for 1 month and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx79 which was applied for the due date of xx/xx/2020.The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in collections and the borrower is next due for xx/xx/2020.The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020.
The RFD is unemployment due to covid.
 As per the servicing comments, the subject property is owner occupied. No evidence of damage or repair has been found.
As per the servicing comment dated xx/xx/2020, the borrower’s income has been impacted by COVID-19 which resulted into job loss. Comment dated xx/xx/2020 states that short term forbearance has been approved and beginning from xx/xx/2020.
Latest collection comment dated xx/xx/2020 states that the repayment plan has been approved for borrower.

Update:
As per servicing comment dated xx/xx/2023, modification agreement effective on xx/xx/2023 shows the new modified unpaid principal balance is xx.The borrower agreed to pay the modified monthly P&I of $xxx with a modified interest rate of 3.875% starting on xx/xx/2023 and continuing until the new maturity date of xx/xx/2049. There is no deferred balance and principal forgiven amount.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xxx had filed bankruptcy under chapter 7 with the case #xx on xx/xx/2016. The case was discharged on  xx/xx/2017 and terminated on xx/xx/2017.
The loan modification agreement was made between (borrower) xx and (Lender) xx., on xx/xx/2012.The borrower promises to pay the new UPB in the amount of xx with the annual fixed interest rate of 3.875% and the modified P&I is in the amount of $xxx beginning from xx/xx/2012 till the maturity date xx/xx/2049. The lender has agreed to forgive xx from the UPB due prior to mod (xx).	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance-$xxx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is
understated by more than $xxx* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.A which was recorded on xx/xx/2003.
The chain of assignment has not been completed. Currently, the assignment is withxx. It should be with xx.
There is a civil judgment in the favor of xx  in the amount of $xxxch was recorded on xx/xx/2016.
The annual combined taxes of 2019 have been paid in the amount of $xxxo delinquent taxes have been found for the prior year.	The review of payment history shows that the borrower has been delinquent for 14 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx56 for the due date of xx/xx/2019. The UPB reflected is in the amount of xx till the due date of xx/xx/2019.	Collections Comments:The review of the collection comment shows that the loan is in the bankruptcy and the next due date for the payment is xx/xx/2019.
The borrower had filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018. The date of the last filing the bankruptcy was xx/xx/2020.
 The review of payment history shows that the borrower has been delinquent for 14 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxx56 for the due date of xx/xx/2019. The UPB reflected is in the amount of xx till the due date of xx/xx/2019.
As per the servicing comments, current occupancy of  the subject property is unable to be determined. No damages or repairs are found.
Foreclosure Comments:The foreclosure was initiated and according to the document located at xx', the file was referred to an attorney on xx/xx/2016. However, the foreclosure was placed on hold as the borrower had filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2018.
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter 13 with the case# xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018. The POC was filed on xx/xx/2018 with the secured claim amount of xx and the arrearage amount is $xxx87. According to the chapter 13 plan filed on xx/xx/2018, the debtor sxxpay $xxxor 60 months. The date of the last filing the bankruptcy was xx/xx/2020.	The loan modification agreement was made between the borrower xx and the lender xx on xx/xx/2017. The modified UPB is xx with an interest rate of 4% and a P&I of $xxx$xxx. The first payment started from xx/xx/2017 with the maturity date of xx/xx/2057. There is provision for the balloon payment and it does not have modification steps. The loan has been modified twice since origination. Previously, the loan was modified on xx/xx/2012.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The CE risk indicator is Significant as the loan is failing for TX Constitution A6 Total Indebtedness Test.
No CLTV ratio was provided. For TX Constitution A6 this information is required to determine if the loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds 80% of the fair market value of the homestead on the date the extension of credit is made."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. The annual percentage rate (APR) is 5.601%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Texas. The following state disclosures are missing from the loan file. 1.TX Loan Agreement Notice 2.Commitment Requirement/Anti-Tying 3.TILA Disclosures in Spanish 4.Home Equity Consumer Disclosure 5.Home Equity Loan Interest and Fees Preclosing Disclosure   6.Home Equity Loan Copies of Documents 7.Home Equity Loan Rescission Notice 8.Fair Market Value of Homestead Property Acknowledgment 9.Home Equity Loan Notice of Address for Borrower Notification of Violation 10.Choice of Insurance Notice 11.Collateral Protection Insurance Disclosure 12.Non-Deposit Investment Product Disclosure Are there any promotional materials? 13.Insurance Solicitation/Post Commitment Requirement 14.Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from the loan file."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report dated xx/xx/2020 shows that, subject xx with (borrowers) xx and the (Lender) xx as nominee for xx, was originated on xx.00 which was recorded on xx/xx/2007 with book/page # 5180/452.

Chain of assignment has not been completed, last assignee xx is missing and the last assignment was done fromxx, doing business as xx, not in its individual capacity, but solely as trustee for xx to xx, doing business as xx, not in its individual capacity, but solely as trustee for xx which was recorded on xx/xx/2016.

Annual combined taxes for the year 2020 have been paid in the amount $xxxnual school taxes for the year 2019-2020 have been paid in the amount $xxxnual tax amount is xx. No delinquent taxes have been found.

Current ownership of the subject property is vesting in the name xx (borrowers).
The payment history as of xx/xx/2020 shows that the borrower is delinquent for 3 months and next payment due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx49 which was applied to the due date xx/xx/2020. The P&I is in the amount of $xxx49 and PITI is in the amount of $xxx14. The current UPB is in the amount of xx.	Collections Comments:As per servicing comments, the loan is currently in bankruptcy. The payment history as of xx/xx/2020 shows that the borrower is delinquent for 3 months and next payment due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx49 which was applied to the due date xx/xx/2020. The P&I is in the amount of $xxx49 and PITI is in the amount of $xxx14. The current UPB is in the amount of xx.
Information regarding reason for default  is not available in latest servicing comments.
Borrower is making payment as per modification agreement dated xx/xx/2011.
Information regarding foreclosure is not available in latest servicing comments.
Information regarding occupancy is not available in latest servicing comments and comments regarding damage to the subject property are not found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrowers xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2016. The plan was confirmed on xx/xx/2017. The POC was filed on xx/xx/2016, the POC amount is xx and the arrearage amount is xx. The debtor sxxpay the trustee $xxx per months for first 11 months and $xxx per month for remaining 49 months under chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is $xxxe is no comment indicating a cram down.
The loan modification agreement was done between xx (borrowers) andxx. (servicer) on xx/xx/2011. Reason for modification is financial hardship. As per modification, unpaid principal balance is xx. Borrower promises to pay UPB with interest rate 2.00% and P&I $xxx12 beginning on xx/xx/2011. New maturity date is xx/xx/2051.
There are 6 steps of modification. Borrower promises to pay and the 1st step is $xxx12 monthly with a modified interest rate 2.0000% beginning from xx/xx/2011, 2nd step is $xxx84 monthly with a modified interest rate 3.0000% beginning from xx/xx/2016, 3rd step is $xxx72 monthly with a modified interest rate 4.0000% beginning from xx/xx/2017, 4th step is $xxx49 monthly with a modified interest rate 4.50% beginning from xx/xx/2018, 5th step is $xxx49 monthly with a modified interest rate 4.50% beginning from xx/xx/2019, 6th step is $xxx49 monthly with a modified interest rate 4.50% beginning from xx/xx/2020, with a maturity date xx/xx/2051.	Credit Report Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. xx Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative xx Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. xx Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
								* Operative index value is unable to confirm (Lvl 2) "Unable to confirm operative index value as supportive documents are not available."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx which was recorded on xx/xx/2007. The chain of assignment has not been completed. The current assignee isxx, Doing Business As xx, Not in Its Individual Capacity, But Solely as Trustee for xx, which was recorded on xx/xx/2017; however, it should be with xx. There is a medical judgment against the borrower in the favor of xx, in the amount of $xxx was recorded on xx/xx/2012. There is a civil judgment against the borrower in the favor of xx, in the amount of $xxx was recorded on xx/xx/2014. There is a civil judgment against the borrower in the favor of xx, in the amount of $xxx was recorded on xx/xx/2014. There is a civil judgment against the borrower in the favor of xx in the amount of $xxx was recorded on xx/xx/2015. The annual combined taxes of 2019 have been paid in the amount of $xxxrior years delinquent taxes have been found.	The payment history as of xx/xx/2020 shows that the borrower is delinquent for 3 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxch was applied for xx/xx/2020. The current UPB reflected as per the payment history is in the amount of xx till the due date of xx/xx/2020.	Collections Comments:As per the collection comments as of xx/xx/2020, the loan is in bankruptcy.
The payment history as of xx/xx/2020 shows that the borrower is delinquent for 3 months and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxch was applied for xx/xx/2020. The current UPB reflected as per the payment history is in the amount of xx till the due date of xx/xx/2020.
As per comment dated xx/xx/2019 reason for default is curtailment of income.
The comment history dated xx/xx/2020 shows that the subject property is owner occupied.
As per xxx Report dated xx/xx/2020 located at (xx), the subject property is owner-occupied. It “As-Is-Price” is xx

Foreclosure Comments:As per updated title report, the foreclosure was initiated in 2015 and the complaint was filed on xx/xx/2015. The judgment was entered on xx/xx/2016 and the notice of sale was filed on xx/xx/2016; however, it was put on hold as the borrower had filed the bankruptcy under chapter 13 with the case # xx on xx/xx/2016 and the plan was confirmed on xx/xx/2016. The motion for relief was filed on xx/xx/2017 and order was granted on xx/xx/2017. The date of last filing is xx/xx/2020.
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter 13 with the case # xx on xx/xx/2016 and the plan was confirmed on xx/xx/2016. The POC was filed on xx/xx/2016 with the secured claim amount of xx and the amount of arrearage was xx. The deadline to file the POC was xx/xx/2016. The motion for relief was filed on xx/xx/2017 and order was granted on xx/xx/2017. The date of last filing is xx/xx/2020.	The loan modification agreement was made on xx/xx/2013 between xx and xx. The new principal amount was xx of which xx was forgiven and xx was deferred. The interest bearing principal was xx with modified interest rate is 2.00% which steps up in 4 steps ending at 4.375%. The borrower promises to pay the monthly P&I of $xxxnning from xx/xx/2013. The maturity is xx/xx/2049. The prior modification was done on xx/xx/2009.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* DTI > xx% (Lvl 2) "As per final application, the total income is $xxxotal expenses are $xxx DTI is greater than xx%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not executed by the borrowers."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The service transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrowers."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xxhe chain of assignment is incomplete as the assignment of xx is currently with the “xx, Doing Business as xx not in its Individual Capacity but Solely as Trustee for xx” instead of xx.
There is an active junior xx in the amount of xx which was recorded on xx/xx/2006 under Instrument # xx in favor of xx.
There are three active HOA/COA liens against the subject property in the total amount of $xxxch was recorded on multiple dates in favor of “xx”
1st installment of combined tax for the year of 2020 has been paid on xx/xx/2020 in the amount of $xxxal combined tax for the year of 2019 has been paid on xx/xx/2019 in the amount of $xxx	Review of the latest 24 months payment history shows that the borrower is performing. The last payment was received in the amount of $xxxx/xx/2020 which was applied for the month of xx/xx/2020. The next due date is xx/xx/2020. The current interest rate is 3.000% and as per the payment history current UPB is in the amount of xx.	Collections Comments:The subject loan is in performing. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of $xxxx/xx/2020 which was applied for the month of xx/xx/2020. The next due date is xx/xx/2020. The current interest rate is 3.000% and as per the payment history current UPB is in the amount of xx.
Loan Modification agreement was made between borrower and lender on xx/xx/2018. The new modified interest rate is 3.000% and P&I is $xxxh will change periodically which was began on xx/xx/2018. The new modified principle balance is in the amount of xx. Lender has agreed to defer amount of xx. Therefore, the interest bearing amount is xx. The new maturity date is xx/xx/2058. The reason for modification is financial hardship.
Evidence has been found regarding the COVID-19 in the available servicing comments. As per comment dated xx/xx/2020 the COVID-19 affected the borrower’s income. As per comment dated xx/xx/2020 the COVID-19 FB plan was provided to borrower for 3 months which starts from xx/xx/2020. No further information has been found regarding the COVID-19 in the available servicing comments. At the time of Subject xx origination, the borrower was working at “xx” as Safety Manager for 16 months.
As per collection comments the subject property has been occupied by the owner and is in average condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on xx/xx/2018. The new modified interest rate is 3.000% and P&I is $xxxh will change periodically which was began on xx/xx/2018. The new modified principle balance is in the amount of xx. Lender has agreed to defer amount of xx. Therefore, the interest bearing amount is xx. The new maturity date is xx/xx/2058. The reason for modification is financial hardship.	Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is Moderate due to TILA APR Test is failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test failed due to TILA APR Test:
TILA APR Test shows Loan Data 0.000%, Comparison Data 5.350% and Variance -5.350%.
The annual percentage rate (APR) is 5.350%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at the time of origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx, withxx with Instrument#xx
The chain of assignment is not completed. The assignment is with “xx, doing business as xx, not in its individual capacity but solely as trustee for xx ” instated of xx.
There is one judgment in the favor of xx as Assignee of xx assignee of xx. which was recorded on xx/xx/2014 in the amount of $xxxInstrument# xx
2020 combined taxes are paid in the amount of $xxx	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, which was applied to the month of xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in collection. As per the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, which was applied to the month of xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.
According to the xxx, the borrower xx had filed for bankruptcy under chapter-07 with the case# xx on xx/xx/2017. The debtor was discharged on xx/xx/2020 and case was terminated on 0xx/xx/2020. As per collection comments dated xx/xx/2018, foreclosure was on hold due to active Bankruptcy. No further information has been found.

Update: As per the servicing comment dated xx/xx/2022, the subject property is owner-occupied.
As per comment dated xx/xx/2022, borrower was on forbearance plan until xx/xx/2022.

Foreclosure Comments:As per collection comments dated xx/xx/2018, foreclosure was on hold due to active Bankruptcy. No further information has been found.

Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-07 with the case# xx on xx/xx/2017. The debtor was discharged on xx/xx/2020 and case was terminated on 0xx/xx/2020.	Loan Modification agreement was made between borrower and lender on effective date of xx/xx/2019.
The borrower had given promise to pay the UPB of xx with interest rate of 4.50% with P&I of $xxx fixed amortized type and it was beginning from first payment date on xx/xx/2019 and ends with the maturity date of xx/xx/2058. The borrower had also given the promise to pay the deferred balance in the amount of xx and the maturity date is xx/xx/2058. The UPB that has been amortized is xx as an interest bearing amount.
Affiliated Business Disclosure Credit Report Notice of Servicing Transfer	2: Acceptable with Warnings	* Missing credit report (Lvl 2) "Credit report is missing from the loan documents."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by all borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan files."
								* TIL not hand dated (Lvl 2) "FInal TIL is not hand dated by all borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with xx.
The chain of assignment has not been completed. Currently, the xx is withxx, doing business as xx, not in its individual capacity, but solely as trustee for xx which was recorded on xx/xx/2018. However; it should be with xx.
Active liens and judgments against the borrower:
Municipal lien against the property was recorded on xx/xx/2017 in the amount of $xxxfavor of xx.
Junior xx was originated on xx.00 with xx and through the xx).
Civil judgment against the borrower was recorded on xx/xx/2015 in the amount of $xxxfavor of xx.
Two civil judgments against the borrower were recorded on different dates in the total amount of $xxxfavor of xx.
1st installment combined tax for the year 2020-2021 has been paid in the amount of $xxxxx/xx/2020.
2nd installment combined tax for the year 2020-2021 is due in the amount of $xxxxx/xx/2020.
According to the payment history as of xx/xx/2020, the borrower is delinquent for 4 months. The last payment was received on xx/xx/2020 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the tape data is in the amount of xx.	Collections Comments:The loan is currently in collections. According to the payment history as of xx/xx/2020, the borrower is delinquent for 4 months. The last payment was received on xx/xx/2020 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the tape data is in the amount of xx.
As per the comment dated xx/xx/2020, the reason for default is Illness of the borrower.
As per the latest xxx Report dated xx/xx/2020 and located at “xx”, the subject property is owner-occupied and it is in an average condition.
As per the review of payment history and servicing comments no evidence has been found stating that the borrower income is impacted due to COVID-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx xxhad filed bankruptcy under chapter 7 with the case# xx on xx/xx/2017. The schedule D of xxx does not show any unsecured amount. This case was discharged and terminated on xx/xx/2018.	Not Applicable	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
Loan Data: 0.000% Comparison Data: 5.392% Variance: -5.392%
The annual percentage rate (APR) is 5.392%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$750.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, in favor of xx. recorded in Book/Page# xx The chain of assignment has not been completed. Assignment fromxx, doing business as xx, not in its individual capacity, but solely as trustee for xx to xx is missing. There is an active judgment in favor of xx. recorded on xx/xx/2010 in the amount of $xxxnual combined taxes have been paid on xx/xx/2019 in the amount of $xxx prior year delinquent taxes have been found.	As per the review of payment history as of xx/xx/2020, the borrower is current with a loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 6.5%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per the review of payment history as of xx/xx/2020, the borrower is current with a loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 6.5%. The current UPB reflected as per the payment history is in the amount of xx.
The loan was modified on xx/xx/2012 between the borrower xx and lender xx xxx, xx The new modified principal balance as per modification is in the amount of xx with an interest rate of 6.5% and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2012. The maturity date as per modification is xx/xx/2036. This loan was modified once.
No foreclosure details are available from the loan file or collection comments.
As per the xxx Report dated xx/xx/2020 located at “xx”, the subject property has been occupied by the owner and it is in average condition with the estimated exterior repair of $xxx. No comments related to damage or repair have been found in the latest 24 months of collection comments.

Update: As per the servicing comment dated xx/xx/2024, chapter 13 BK discharged. Further details are not provided.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:According to the xxx, the borrower xx and xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2015. The POC was filed on xx/xx/2015 with a secured claim in the amount of xx and the arrearage amount of $xxx69. The plan was confirmed on xx/xx/2019. The debtor sxxpay the trustee $xxxr 36 months under Chapter 13. The date of the last filing is xx/xx/2020. No comment has been found indicating a cram-down. The last filing date of bankruptcy was 0xx/xx/2020.	The loan was modified on xx/xx/2012 between the borrower xx and lender xx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 6.5% and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2012. The maturity date as per modification is xx/xx/2036. This loan was modified once.	Credit Report Missing Required State Disclosures	2: Acceptable with Warnings			* Missing credit report (Lvl 2) "Credit report is missing from the loan documents." * Missing Required State Disclosures (Lvl 2) "The subject property is located at GA state. The disclosure of Additional Fees is missing from the loan file." * Not all borrowers signed TIL (Lvl 2) "Final TIL is not signed by the borrower." * TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$500.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.xx in the favor of xx which was recorded on xx/xx/2003. The chain of assignment is incomplete as no assignment is available.

There is a junior xx against the property in the amount of xx in the favor of xx which was recorded on xx/xx/2008.

There are 6 junior mortgages against the property in the combined amount of xx in the favor of xx which were recorded on xx/xx/2016.

There are 67 another junior Deed of Trust with Assignment of Rents against the property in the combined amount of xx which were recorded on multiple dated between 2016 to 2018.

No active judgments or liens have been found.

Annual xx taxes of 2019 are delinquent in the total amount of $xxxood through on xx/xx/2020.

As per review of latest payment history as of xx/xx/2020 the loan is in delinquency for 2 months. The last payment was received on xx/xx/2020 in the amount of $xxx interest rate of 2.00% and P&I $xxxthe due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB reflected is in the amount of xx and the deferred balance is xx.	Collections Comments:The loan is in delinquency for 2 months. The last payment was received on xx/xx/2020 in the amount of $xxx interest rate of 2.00% and P&I $xxxthe due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB reflected is in the amount of xx and the deferred balance is xx.
The debtor “xx” had filed bankruptcy under ch#13 with case#xx on xx/xx/2016. The plan was not confirmed. No unsecured portion has been found in xxx. The POC was filed by subject creditor on xx/xx/2017 with the claim amount of xx and arrears in the amount of $xxxnkruptcy was discharged on xx/xx/2017 and case was terminated on xx/xx/2018.

As per comment dated xx/xx/2019 borrower stated that he needed the payment of $xxx so that he could make the repairs and have the carpet cleaned so that he could rent it. Also the comment dated xx/xx/2019 shows that the reason for default is difficulty in renting due to repairs. The latest comment dated xx/xx/2020 shows that the property has pluming and carpet problems and he needs to get fixed before he can rent out again and is trying to get professionals. The estimated cost of repair has not mentioned in the available comments. The xxx Report dated xx/xx/2019 located at “xx” does not reflect any damage to the property. He latest comment dated xx/xx/2020 shows the property is vacant. However, no further comments indicate that the damage has been repaired.

The comment dated xx/xx/2020 stated that borrower has been impacted by the Covid-19 and reason for default is curtailment of income. The loss mitigation was offered to him and the plan was initiated from xx/xx/2020 with the monthly payment of $xxxended on xx/xx/2020. No further details have been found regarding the Covid-19 impact.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor “xx” had filed bankruptcy under ch#xx with case# xx on xx/xx/2016. The plan was not confirmed. No unsecured portion has been found in xxx. The POC was filed by subject creditor on xx/xx/2017 with the claim amount of xx and arrears in the amount of $xxxnkruptcy was discharged on xx/xx/2017 and case was terminated on xx/xx/2018.	The loan has been modified once since origination. The latest modification agreement was made on xx/xx/2015 with step amortization. The new principal balance is xx. The rate was started from 2.00% with P&I $xxxrst payment had begun from xx/xx/2015 and ends with the maturity date of xx/xx/2055. The rate changes in 3 steps ending at the rate of interest 3.625% and P&I $xxx	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost Note Affidavit is located at “xx” which states that original Note has been lost or destroyed. However the true copy of Note is available in the loan file. The loan was modified on xx/xx/2015."	* Application Missing (Lvl 2) "Final Application is missing from the loan file.
Provided tape data does not reflect the occupancy and underwriting transmittal also not available. The 1-4 Rider is available with the xx but not reflecting the occupancy.
As per the available collection comments borrower stated that property is vacant rental. Just because of some damage borrower could not rent out the property.
Hence property occupancy, considered as Investor."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Service Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, in favor of xx, recorded in Instrument# | Book/Page# xx
The chain of assignment has not been completed as the assignment is withxx, Doing Business As xx, Not In Its Individual Capacity, But Solely As Trustee for xx; however, the assignment should be with the xx.
There are two IRS liens against the in the favor of Department of the Treasury - Internal Revenue Service, the first was recorded on xx/xx/2012 in the amount of $xxxd the second was recorded on xx/xx/2019 in the amount of $xxxirst and second installment combined taxes of 2019 have been paid in the amount of $xxx10. No prior year delinquent taxes have been found.

According to the payment history as of xx/xx/2020, the borrower is currently performing. The last payment was received on xx/xx/2020, and the next due date for payment is xx/xx/2020. The P&I amount of $xxx47. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per latest collection comment history review the loan status is performing, as per latest collection comment dated xx/xx/2020, the reason for default is curtailment of income. No any damage has been found. No any foreclosure or litigation comments have been found in the latest collection comment. As per collection comments, currently the loan is in collection. Further details are not been found.
As per comments dated xx/xx/2020, there is title issue with the westcor for a very long time and the comment is stating that the Fay and red creek are frustrated with the delays and lack of information; the Fay has provided the collateral documents to Westcor in order to have the borrowers wife sign the documents and as per same comments there is recommendation of title litigation to attempt to resolve the title issue.
The comments dated xx/xx/2020 states that the Covid-19 deferment processed on xx/xx/2020 with the new due date of xx/xx/2020 with the deferred amount of $xxxAccording to the comments dated xx/xx/2020, the borrower is looking for additional assistance for Covid-19. No details found regarding this have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	3: Curable	* Missing HELOC Disclosures (RESPA) (Lvl 3) "Disbursement sheet/ Statement of Fee are missing from the loan file."	* Application Missing (Lvl 2) "Final Loan Application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Final Appraisal document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2020, the subject xx was originated on xx.A. which was recorded on xx/xx/2005.
The chain of assignment has not been completed. The current assignment is withxx. It should be with xx.
There are 5 ECB liens in favor of Environmental Control Board in the total amount of xx.
There is a junior xx against the subject property in favor of xx recorded on xx/xx/2007 in the amount of xx.
The tax information has not been provided in updated title report.
According to the latest payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received by the borrower on xx/xx/2020 in the amount of $xxx which was applied to the due date xx/xx/2020. The current P&I, PITI is $xxx and the rate of interest is 4.500%. The Unpaid Principal Balance is in the amount of xx.	Collections Comments:The current legal status of the loan is performing and the next due date for the payment is xx/xx/2020. The last payment was received by the borrower on xx/xx/2020 in the amount of $xxx which was applied to the due date xx/xx/2020. The current P&I, PITI is $xxx and the rate of interest is 4.500%. The Unpaid Principal Balance is in the amount of xx.
The loan has been modified once since origination between the borrower “xx” and the Lender “xx on xx/xx/2017.The New Principal Balance per modification agreement is in the amount xx and the borrower has promised to pay $xxx per month at the rate of interest 4.500%, beginning from xx/xx/2017 till the stated maturity date xx/xx/2030.
The reason for default is unable to determine from the available servicing comments and loan files too.
The current employment of the borrower and job type is unable to determine from servicing comment and loan file.
There is no post-origination bankruptcy record has been found.
The foreclosure was initiated. The file was referred to an attorney but the date is not available. The complaint was filed on xx/xx/2016. However, the foreclosure was put on hold as borrower modified the loan on xx/xx/2017.

According to comment dated xx/xx/2018 subject property is vacant however the xxx Report located "xx" dated xx/xx/2020 the subject property is occupied by the owner.

Update: No additional information was found in recent collection comments.
Foreclosure Comments:The foreclosure was initiated. The file was referred to an attorney but the date is not available. The complaint was filed on xx/xx/2016. However, the foreclosure was put on hold as borrower modified the loan on xx/xx/2017.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower “xx” and the Lender “xx on xx/xx/2017.The New Principal Balance per modification agreement is in the amount xx and the borrower has promised to pay $xxx per month at the rate of interest 4.500%, beginning from xx/xx/2017 till the stated maturity date xx/xx/2030.
Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from loan file."
* Missing HELOC Disclosures (RESPA) (Lvl 2)     "HELOC disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. xx Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative xx Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. xx Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the xx was originated on xx.
The chain of xx assignment is incomplete. There is a break in xx assignment from xx of xx. Currently, the xx assignment is withxx.
No active judgments or liens have been found.
Annual combined taxes of 2019 are exempted.	The payment history dated as of xx/xx/2020 reveals that the borrower is current with loan. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx40 and it was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 16.625%. The current unpaid principal balance reflects in the amount of xx.	Collections Comments:Currently, the loan is in performing status.
The payment history dated as of xx/xx/2020 reveals that the borrower is current with loan. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx40 and it was applied for the due date of xx/xx/2020.
No foreclosure proceedings have been found.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.
As per collection comment dated xx/xx/2019 shows that the reason for default is Excessive Obligation.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "This loan is failing HOEPA High Cost xx APR Threshold Test.
APR charged is 17.627% and allowed is 15.770% however it is over charged by +1.857%.
The annual percentage rate (APR) at consummation is 17.627%, which exceeds the yield of 5.770%, as of xxx5, 2000 on 30 year Treasury securities (the Treasury securities having comparable periods of maturity), plus 10.000 percentage points. The yield is as of the fifteenth day of the month immediately preceding the month of the application for extension of credit, which was received by the creditor on xxx5, 2000."	* ComplianceEase State/Local Predatory Test Failed (Lvl 2) "This loan is failing for TX Constitution A6 Required Fees Test. Total fee charged is $xxx25 and allowed is $xxx50 however it is over by $xxx75. Borrower to be refunded $xxx75 over-charged fees to Cure.
Fees Included-
Loan Origination Fee $xxx50
Appraisal Fee $xxx
Credit Report Fee $xxxAttorney Fee $xxxSettlement / Closing / Escrow Fee $xxx
Title Document Preparation Fee $xxxTitle Insurance $xxx
Title Courier Fee $xxxRecording Fee $xxxRecording Service Fee $xxx
Per statute, the SOL of 4 years has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Critical	Fail	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xxAn OP. Sub. ofxx., xx which was recorded on xx/xx/2007 under Instr | Book/Page#xx. The chain of assignment is complete as the assignment of xx is currently with the “xx, not in its individual capacity, but solely as owner trustee for xx”.
There is an active junior xx in the amount of xx in favor of xx as nominee for  xx which was recorded on xx/xx/2007 under Instr | Book/Page# xx
There is an active junior xx in the amount of $xxxfavor of  xx which was recorded on xx/xx/2017 under Instr | Book/Page# xx
1st installment of combined tax for the year of 2020 has been paid on xx/xx/2020 in the amount of $xxxinstallment of combined tax for the year of 2020 is due on xx/xx/2020 in the amount of $xxxinstallment of combined tax for the year of 2020 is due on xx/xx/2021 in the amount of $xxxinstallment of combined tax for the year of 2020 is due on xx/xx/2021 in the amount of $xxx	Review of the latest 24 months payment history shows that the borrower is performing. The last payment was received in the amount of $xxxx/xx/2020 which was applied for the month of xx/xx/2020. The next due date is xx/xx/2020. The current interest rate is 4.750% and as per the payment history current UPB is in the amount of xx.	Collections Comments:The subject loan is in performing. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of $xxxx/xx/2020 which was applied for the month of xx/xx/2020. The next due date is xx/xx/2020. The current interest rate is 4.750% and as per the payment history current UPB is in the amount of xx.
Loan Modification agreement was made between borrower and lender on xx/xx/2011. The new modified interest rate is 2.000% and P&I is $xxxh was begun on xx/xx/2011. The new modified principle balance is in the amount of xx. Lender has agreed to defer amount of xx. Therefore, the interest bearing amount is xx. The new maturity date is xx/xx/2047. The reason for modification is financial hardship.
As per final 1003, at the time of origination the borrower was working at "xx" as a "xx" for 156 months.
As per collection comments the subject property has been occupied by the owner and is in average condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan Modification agreement was made between borrower and lender on xx/xx/2011. The new modified interest rate is 2.000% and P&I is $xxxh was begun on xx/xx/2011. The new modified principle balance is in the amount of xx. Lender has agreed to defer amount of xx. Therefore, the interest bearing amount is xx. The new maturity date is xx/xx/2047. The reason for modification is financial hardship.	Affiliated Business Disclosure ARM Rider	2: Acceptable with Warnings	* Cash out purxxx(Lvl 2) "This is a Purxxxtransaction. However, the borrower is receiving cash to in the amount of $xxx- Missing required ARM Rider (Lvl 2) "ARM Rider is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to Updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2006.
The chain of assignment has not been completed. Currently, the assignment is from xx, as Legal Title Trustee toxx, doing business as xx, not in its individual capacity but solely as trustee for xx. The assignment should be with xx.
There is a break in assignment which was done from xx to xx, as Legal Title Trustee.
There is a civil judgment against the borrower xx in the favor of xx. as Assignee of xx in the amount of xx which was recorded on xx/xx/2014.
Annual combined taxes of the year 2019 have been paid in the amount of $xxxch was paid on xx/xx/2019.
No prior years of delinquent taxes have been found.
As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The current P&I is $xxx and PITI is $xxx. The UPB is reflected in the payment history is in the amount of xx.	Collections Comments:
The loan is currently performing. As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The current P&I is $xxx and PITI is $xxx. The UPB is reflected in the payment history is in the amount of xx.
The loan has been modified on xx/xx/2013.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The collection comment dated xx/xx/2020 states that the servicer called to borrower regarding covid-19 impact inquiry however no response received from borrower. However, unable to determine whether the borrower’s income has been affected by Covid-19 from available collection comments.
As per the xxx Report dated xx/xx/2020, the subject property is owner-occupied and average in condition. The comments do not provide any information regarding the damages and repairs to the subject property.

Update: No additional information was found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between xx (borrower) and xx (lender) on xx/xx/2013 with the new modified unpaid principal balance is xx. The interest bearing amount was xx with interest rate 6.000% and the modified P&I was $xxx. The first modified payment due date was xx/xx/2013 and the maturity date will be xx/xx/2043.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "The operative index of the loan is not confirmed as the Closing Instructions, Rate Lock Agreement and Loan Program disclosure are missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan file."										Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the Pro-title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of assignment has not been completed. The current assignments withxx, doing business as xx not in its individual capacity, but solely as trustee for xx, which was recorded on xx/xx/2015; however, it should be with xx.
There is a judgment against the borrower xx which has been attached to the subject property in the favor of xx, in the amount of $xxxch was recorded on xx/xx/2013.
The annual town taxes of 2019 have been paid in the amount of $xxx prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/2020, the borrower is delinquent for a month and the next due date for payment is xx/xx/2020. The last payment received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per the collection comments as of xx/xx/2020, the loan is in collections.
According to the payment history as of xx/xx/2020, the borrower is delinquent for a month and the next due date for payment is xx/xx/2020. The last payment received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is an illness of the borrower.
As per xxx Report dated xx/xx/2020 located at (xx)), the subject property is owner-occupied. It “As-Is-Price” is xx.
The comment history dated xx/xx/2019 shows that the subject property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2015 in between the borrower xx and xx and lender xx. The new modified principal balance was in the amount of xx with the interest rate of 5.00%. The borrower promises to pay P&I in the amount of $xxx beginning on xx/xx/2015. The maturity date is xx/xx/2055.
The prior modification was done on xx/xx/2008.	Affiliated Business Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the Vermont high rate loan test.
This loan did not pass the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan did not pass the prohibited fees test.
The Vermont statutes provide that only those fees expressly permitted may be charged.
Total fee charged is $xxx44 and allowed is $xxxowever it is over by +$xxx44.
This loan failed the Vermont high rate loan test."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrowers."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.” for the amount of xx which was recorded on xx/xx/2006.
The chain of assignment has not been completed. Currently, the assignment is fromxx, not in its individual capacity, but solely as Trustee for xx which was recorded on xx/xx/2014. However, the correct assignment should be with the “xx”.
There is one senior civil judgment against the borrower in the favor of xx. for the amount of $xxxch was recorded on xx/xx/2001.
First installment of xx taxes for the year of 2019 has been paid in the amount of $xxxcond installment of xx taxes for the year of 2019 has been due in the amount of $xxxch was due on xx/xx/2021.
No, any prior year delinquent taxes have been found.

According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxhe current P&I is $xxxd the interest rate of 4.500%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan present status is performing.
According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxhe current P&I is $xxxd the interest rate of 4.500%. The new UPB is reflected in the amount of xx.
The loan was modified trice since origination. The borrower last payment was made as per unexecuted modification which is located at “xx”. The unexecuted modification was made on between the borrowers “xx and lender “xx”. As per the modified terms, the new principal balance is xx.  The borrower as promised to pay for the amount of $xxxth an interest rate of 4.500% beginning on xx/xx/2020 till new maturity date of xx/xx/2059.
The foreclosure initiated in 2018 and the complaint was filed on xx/xx/2018. The mediation hearing has been completed on xx/xx/2019. As per the comment dated xx/xx/2019, the DIL has been offered. Also, the same comment shows the subject property is eligible for DIL. No, any further details have been found regarding DIL. However, the foreclosure was put on hold due to loss mitigation.
The borrower did not file bankruptcy.
As per the comment dated xx/xx/2020, the reason for default is illness of borrower. No, any details have been found regarding covid-19.
As per the latest xxx Report dated xx/xx/2020, subject property is owner occupied with average condition. No, any damage and repairs have been found.

Foreclosure Comments:The foreclosure initiated in 2018 and the complaint was filed on xx/xx/2018. The mediation hearing has been completed on xx/xx/2019. However, the foreclosure was put on hold due to loss mitigation. As per the comment dated xx/xx/2019, the DIL has been offered. Also, the same comment shows the subject property is eligible for DIL.
Bankruptcy Comments:Not Applicable	The loan was modified trice since origination. The borrower last payment was made as per unexecuted modification which is located at “xx”. The unexecuted modification was made on between the borrowers “xx and lender “xx”. As per the modified terms, the new principal balance is xx. The borrower as promised to pay for the amount of $xxxth an interest rate of 4.500% beginning on xx/xx/2020 till new maturity date of xx/xx/2059.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Connecticut license validation test.
First xx lender licenses and secondary xx lender licenses in existence on June 30th, 2008 sxxbe deemed on and after xxxst, 2008, to be a xx lender license.
As of xxx, 2008 the Connecticut First xx Lender License and the Connecticut Second xx Lender License are no
longer valid. The Connecticut xx Lender License is available for loans with a closing date before xxxst, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA right of rescission test.
This loan failed the Connecticut license validation test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Connecticut State. The following required state disclosures are missing from the loan file.
1. Appraisal Disclosure
2. Interest Rate Disclosure
3. Lock-In Agreement Disclosure
4. Payoff Statement Disclosure
5. Legal RepresentationDisclosure
6. Non-Prime HUD ContactDisclosure
7. Non-Prime Notice of LoanTerms Disclosure
8. Interim Financing Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value unable to be determined in the available loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated by the borrowers."		Moderate	Pass	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2020, the subject xx was originated on xx.A. which was recorded on xx/xx/2003.
The chain of assignment has not been completed. The current assignment is with xx. It should be with xx.
There is a junior xx originated on xx. which was recorded on xx/xx/2003 in the amount of xx.
There are two IRS liens against the borrower in favor of xx in the total amount of xx.
The 1st half xx taxes for the year of 2020 are due in the total amount of $xxxhe utility taxes for the year of 2020 are delinquent in the total amount of $xxxh good through date of xx/xx/2020.
The payment history as of xx/xx/2020 shows that the borrower is current with the loan and next payment due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the P&I amount of $xxx which was applied for the due date on xx/xx/2020. The current UPB is in the amount of xx. As per tape data current Interest Rate is 3.000%.	Collections Comments:The borrower is current with the loan and the next due date for payment is xx/xx/2020. The payment history as of xx/xx/2020 shows that the borrower is performing and next payment due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the P&I amount of $xxx which was applied for the due date on xx/xx/2020.The current UPB is in the amount of xx. As per tape data current Interest Rate is 3.000%. No post origination foreclosure activity has been found. As per the latest comments, the subject property has been occupied by the owner and is in good condition. No damages or repairs have been found.

According to the xxx, the borrower had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2017. The debtor had filed the 13 plan on xx/xx/2017 which was not confirmed yet. According to the plan, the debtor sxxpay to the trustee $xxx41 for 60 months. The creditor had filed the POC on xx/xx/2017 with secured claim amount of xx and arrearage of $xxxver, the case was discharged on xx/xx/2018 and case was terminated on xx/xx/2018.

Update: The current status of the loan is active bankruptcy.
As per the servicing comment dated xx/xx/2022, the borrower filed for bankruptcy under Chapter 13 with case# xx on xx/xx/2022. As per the servicing comment dated xx/xx/2022, POC has been filed.
As per the servicing comment dated xx/xx/2023, the litigation matter has been found. We are unable to determine the reason for the litigation. No comment has been found that states the litigation has been resolved.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2017. The debtor had filed the 13 plan on xx/xx/2017 which was not confirmed yet. According to the plan, the debtor sxxpay to the trustee $xxx41 for 60 months. The creditor had filed the POC on xx/xx/2017 with secured claim amount of xx and arrearage of $xxxver, the case was discharged on xx/xx/2018 and case was terminated on xx/xx/2018.	The loan modification agreement was made between “xx” (borrowers) and “xx” (lender) effective date xx/xx/2018. The first modified payment is still due for the date of xx/xx/2018 and the new maturity date will be xx/xx/2058.The new modified unpaid principal balance is xx and the Interest bearing amount is xx modification rate would be 3.00% and modified P&I is $xxx. The borrower making the payment as per the modification. The Loan was modified into 3 steps. 1) Period: 36, Rate: 3.00%, P&I: $xxx, Date: xx/xx/2018 2) Period: 12, Rate: 4.00%, P&I: $xxx, Date: xx/xx/2021 3) Period: 432, Rate: 4.500%, P&I: $xxx, Date: xx/xx/2022.	Credit Application Notice of Servicing Transfer Origination Appraisal	3: Curable	* Missing HELOC Disclosures (RESPA) (Lvl 3) "This is HELOC loan. The disbursement sheet is available at (xx). However, the HELOC booklet is missing from the loan file."	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The Servicing Transfer Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, in favor of xx as nominee for xx, a Division of Treasury xx, xx, recorded in Instrument# | Book/Page# xx.
The chain of assignment has not been completed as the assignment is withxx, Doing Business As xx, Not In Its Individual Capacity, But Solely As Trustee for xx; however, the assignment should be with the xx.
There are two junior mortgages, the first xx was originated on xx.00 which is in the favor of xx as nominee for xx, a Division of Treasury xx, xx  The second xx was originated on xx.00 which is in the favor of xx.
The first installment xx taxes of 2020 have been paid.
The second installment xx taxes of 2020 have been due. No prior year delinquencies found.
According to the payment history as of xx/xx/2020, the borrower is current with the loan payments. The last payment was received on xx/xx/2020, and the next due date for payment is xx/xx/2020. The P&I amount of $xxx46 and PITI is in the amount of $xxx56. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per latest collection comment history review the loan status is performing. As per latest collection comment reason for default of borrower was unable to determine. No any damage has been found. No any foreclosure or litigation comments have been found in the latest collection comment. As per payment history, the borrower is currently performing. As per collection comments, currently the loan is in collection. Further details are not been found.
The current occupancy and property condition are unable to be determined. No employment related information has been found.
The borrower has filed  the bankruptcy and the current status is discharged and the case was terminated.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per review of xxx, borrower filed bankruptcy on xx/xx/2007 under chapter 13 case #xx. Borrower filed motion for relief file on xx/xx/2008. This bankruptcy plan was discharged on xx/xx/2010. As per xxx file scheduled D shows the amount of claim is xx and value of collateral is xx and $xxxs unsecured portion. The re-order on motion for relief from stay was filed on xx/xx/2008. According to the trustees final report, the secured claim by countrywide is NA. The POC was not filed by the borrower and according to the deadlines document the bar date to file the POC was xx/xx/2007 . As per chapter 13 plan dated xx/xx/2007, there is direct payments plan for subject xx in the amount of $xxxnthly. The current bankruptcy status is debtor discharged on xx/xx/2010 and the case was terminated on 0xx/xx/2010.	The loan modification agreement was done between xx (borrower) and xx (servicer) on xx/xx/2016. Reason for modification is financial hardship. As per modification, unpaid principal balance is xx. As per Mod the xx is interest bearing balance and $xxxeferred balance. Borrower promises to pay UPB with interest rate 4.000% which will step up in 4 steps up to 5.5% and P&I $xxx13 beginning from xx/xx/2016. New maturity date is xx/xx/2038. This modification does not contain balloon provision.
As per mod, there are total 4 steps of mod amortization type.

The loan was previously modified in 2009.	Affiliated Business Disclosure HUD-1 Closing Statement Loan Program Info Disclosure	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD is of 3 pages; however, the third page is missing from the loan files."
* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is Not signed by borrower."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "NOTE date is xx/xx/2005. But the settlement date is xx/xx/2005."		Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.
The chain of the assignment has not been completed. Currently, the xx is withxx, doing business as xx, not in its Individual Capacity, but solely as Trustee for xx which was recorded on xx/xx/2015. However, the assignment is missing to xx.
There is a civil judgment in the favor of xx in the amount of $xxxch was recorded on xx/xx/2011.
The annual combined taxes of 2019 have been paid in the amount of $xxx delinquent taxes have been found for the prior year.
The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB reflected is in the amount of xx till the due date of xx/xx/2020.	Collections Comments:The review of the collection comment shows that the current status of the loan is performing and the next due date for the payment is xx/xx/2020. The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB reflected is in the amount of xx till the due date of xx/xx/2020. This modification agreement was made between Lender xx and Borrower xx on xx/xx/2009. The loan has been modified once since origination. No damage and repairs have been found. No information pertaining to bankruptcy and foreclosure have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between Lender xx and Borrower xx on xx/xx/2009. As per the modified term the new principal balance is xx. The borrower promised to pay $xxx monthly with modified interest rate of 5.375 % beginning from xx/xx/2010 with a maturity date of xx/xx/2036. There is no provision for the balloon payment and it does not have modification steps. The loan has been modified once since origination.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase State/Local Predatory Test Failed (Lvl 2) "ComplianceEase risk indicator is significant as loan is failing for TX Constitution A6 Required Fees Test.
Total fee charged is $xxx60 and allowed is $xxx00 however it is over by $xxx. Borrower has been charged Loan Discount Fee $xxxand that the Bona Fide Disclosure or Rate sheet is missing in the loan file confirming the discount points are bona fide . Either rate sheet/ Bona fide disclosure to be provided or borrower to be refunded $xxx overcharged fee to cure.
Fees Included-
Loan Discount Fee $xxx
Flood Determination - Life of Loan Fee $xxxSettlement / Closing / Escrow Fee $xxx
Attorney's Fee $xxx
Title Insurance $xxx
Assignment Endorsement Fee $xxxReconveyance Fee $xxx

Per statute, the SOL of 4 years has expired."
* DTI > xx% (Lvl 2)     "According to the final 1003, the total monthly income is $xxx the total monthly expenses are in the amount of $xxxence, DTI exceeds xx%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Texas. The following state disclosures are missing from the loan file.
1.TX Loan Agreement Notice
2.Commitment Requirement/Anti-Tying
3.TILA Disclosures in Spanish
4.Home Equity Consumer Disclosure
5.Home Equity Loan Interest and Fees Preclosing Disclosure
6.Home Equity Loan Copies of Documents
7.Home Equity Loan Rescission Notice
8.Fair Market Value of Homestead Property Acknowledgment
9.Home Equity Loan Notice of Address for Borrower Notification of Violation
10.Choice of Insurance Notice
11.Collateral Protection Insurance Disclosure
12.Non-Deposit Investment Product Disclosure Are there any promotional materials?
13.Insurance Solicitation/Post Commitment Requirement
14.Construction Loan Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from the loan file."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2020 shows that the xx was originated on xx. The subject xx was recorded on xx/xx/2007 with the Book/Page #xx  The chain of the assignment has been completed. The current assignment is with xx doing business as xx not in its individual capacity but solely as trustee for xx.
There is a HOA lien active against the property (located- xx,
xx, GA xx) in the amount of $xxx favor of xx, which was recorded on xx/xx/2017.
The annual installments of combined taxes for the year of 2019 have been paid in the amount of $xxxe current ownership is vested in the name of xx (borrower).

The review of the payment history shows that, the borrower is current with the loan and the next due date is for xx/xx/2020. The last payment was received on xx/xx/2020, in the amount of $xxx, which was applied for xx/xx/2020. The UPB stated in the payment history is xx. The Current P&I is $xxx and PITI is $xxx, with the interest rate of 3%.	Collections Comments:The review of the comment history shows that, the borrower is current with the loan.
The review of comment history shows that the borrower is current with the loan. The property has been occupied by the owner himself. No damage or repair to the property has been found. The next due date is for xx/xx/2020. The last payment was received on xx/xx/2020, in the amount of $xxx, which was applied for xx/xx/2020. The UPB stated in the payment history is xx. The Current P&I is $xxx and PITI is $xxx, with the interest rate of 3%.

The foreclosure process was initiated and the file was referred to an attorney. The complaint was filed. The sale was scheduled on xx/xx/2018. No further details have been found.

Foreclosure Comments:The foreclosure process was initiated and the file was referred to an attorney. The complaint was filed. The sale was scheduled on xx/xx/2018. No further details have been found.
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter 13 with the Case # xx, dated xx/xx/2018. The plan was dismissed on xx/xx/2018.
There is no any evidence of cram down.

The modification agreement was done on xx/xx/2019, between the (borrower) xx and the (lender) xx.
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of 3% with the modified P&I of $xxx.
The first payment date was due on xx/xx/2019 and the new maturity date is xx/xx/2059.
There is no deferred balance has been stated.
Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 settlement statement is not signed by the borrower."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for "Seller-Paid Points and Fees"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test and the seller-paid points and fees exception test."
* ComplianceEase TILA Test Failed (Lvl 2)     "The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx* GSE Points and Fees Test Violations (Lvl 2)     "This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for "Seller-Paid Points and Fees.""
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia State. The following required state disclosures are missing from the loan file.
1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     ""The Servicing Transfer Disclosure is missing from the loan file. ""
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business disclosure is missing from loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, in favor of xx., recorded in Instrument# | Book/Page# xx.
The chain of assignment has not been completed as the assignment is withxx, Doing Business As xx, Not In Its Individual Capacity, But Solely As Trustee for xx; however, the assignment should be with the xx.
As per updated title report, there certificate of sale for 2011 taxes which was recorded on xx/xx/2012 in the amount of $xxx38 and the tax collector reports that the lien has been redeemed on xx/xx/2016.
The first, second and fourth installment combined taxes have been paid.
The third installment combined taxes of 2020 are past due in the amount of $xxx the good through date for that is xx/xx/2020.
According to a review of the payment history as of xx/xx/2020, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx73 which includes P&I $xxx02 with the rate of interest 3.000%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:The collection comments review states that the loan is currently performing. As per the payment history as of xx/xx/2020, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx73 which includes P&I $xxx02 with the rate of interest 3.000%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx. No comments have been found regarding reason for default. No foreclosure activity has been found. As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2018. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 3.000% and the borrower promises to pay P&I in the amount of $xxx02 beginning from xx/xx/2018. The maturity date as per modification is xx/xx/2056. This loan was modified once. Modification agreement has three steps, 1st step beginning from date xx/xx/2018 with the interest rate 3.000% and P&I $xxx02, 2nd step beginning from date xx/xx/2021 with the interest rate 4.000% and P&I $xxx34, 3rd step beginning from date xx/xx/2022 with the interest rate 4.500 % and P&I $xxx41.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal	3: Curable	* Missing HELOC Disclosures (RESPA) (Lvl 3) "This is HELOC loan. However, disbursement sheet and HELOC booklet is missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report  is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the subject xx originated on xx., recorded on xx/xx/2006 under Inst#xx has been active on the title.
There is a junior xx originated on xx.   in the amount of $xxxecorded on 7/xx//2008 under Inst#xx.

Active judgments or liens are as follows:
1. There are 4 state tax liens filed by State of Ohio xx and xx for the total amount of $xxxich was recorded on xx/xx/2009,xx/xx/2013, xx/xx/2015 and xx/xx/2017 respectively.
2. There are two active civil judgments entered against borrower,xx. xx in the favor of xx xx for the amount of $xxxRE Tax Status:
Property taxes for the year 2019 are paid in the amount of $xxxo prior year delinquent taxes have been found.

The payment history as of dated xx/xx/2020 reveals that the borrower is current with the loan. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for due date xx/xx/2020. Next due date of regular payment is xx/xx/2020. The current P&I is $xxx and PITI is $xxx. According to payment history, the current UPB is xx and Interest Rate is 3.50%	Collections Comments:Available servicing comments till xx/xx/2020 and the payment history as of dated xx/xx/2020 reveals that loan is performing. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for due date xx/xx/2020. Next due date of regular payment is xx/xx/2020. The current P&I is $xxx and PITI is $xxx. According to payment history current UPB is xx and Interest Rate is 3.50%.
No evidences have been found regarding the foreclosure proceedings on the subject property in the latest 24 months servicing comments.
xxx Report dated xx/xx/2020 located at “xx”shows the subject property type is “Manufactured Home”, and it has been occupied by Owner. Same report PG # xx shows Estimated Exterior Repair Cost of $xxx As per the report, the value of property is xx and PG#xx shows as is value of is xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2017 between the borrower “xx” and “xx.”. As per modification terms, the new modified rate is 3.50% and borrower promises to pay P&I in the amount of $xxx beginning xx/xx/2017 till the maturity date of xx/xx/2043. The new UPB is in the amount of xx.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Note Notice of Servicing Transfer Origination Appraisal Right of Rescission	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "Note document is missing from loan file. No lost note affidavit was found in the loan file. Document located at “xx” shows the loan was modified on xx/xx/2017."
* Property is Manufactured Housing (Lvl 4)     "Home is not affixed.
An appraisal report is missing from the loan file. Latest xxx Report (xx) dated xx/xx/2020 located at “xx” shows the property type is “Manufactured Home”. No affixation certificate was found in the loan file. The Final title policy is missing from loan file to check for alta 7 endorsement. The Legal of xx does not contain VIN#. Therefore, we are unable to determine whether the subject property is affixed with the land or not."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 or Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final Application is missing from loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is misisng from loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Ohio State. The following state disclosures are missing in the loan file;
1)  Equal Credit Availability Notice
2) Insurance Tying Disclosure
3) Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Notice of Servicing transfer document is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Required Affiliated Business Discloser is missing from loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Updated title report as of xx/xx/2020 shows that the subject xx is on first lien position. Subject xx was originated on xx.21. Chain of assignment is incomplete as current assignee isxx. It should be xx.
No active judgments or liens have been found.
Annual estimated tax is $xxx	Review of loan file and servicing comment shows that the loan is current. The last payment was received on xx/xx/2020 in the amount of $xxx12 which was applied for the due date of xx/xx/2020. Next due date is xx/xx/2020. The current UPB is xx.
No evidence of post-closing foreclosure or bankruptcy has been found. Borrower intention is to retain the property.  No evidence of damage or repair on subject property has been found. It seems property is in good condition.
Collections Comments:The loan is performing. As per the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, which was applied to the month of xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx12. The UPB reflected as per the payment history is in the amount of xx.
According to the comment dated xx/xx/2019 The RFD is excessive obligation.
No comments have been found regarding foreclosure and bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The CE risk indicator is Significant as the loan is failing TX Constitution A6 Total Indebtedness Test.
No CLTV ratio was provided. For TX Constitution A6 this information is required to determine if the loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds 80% of the fair market value of the homestead on the date the extension of credit is made."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020 the subject xx was originated on xx.00 which was recorded on xx/xx/2005 with the Instr | Book/Page#xx.
The chain of assignment has not been completed. Currently assignment is withxx, Not in its Individual Capacity, But Solely as trustee of xx which was recorded on xx/xx/2020. It should be with “xx”.
There is a senior xx open against subject property originated on xx.00 which was recorded on xx/xx/2015 with the Instr | Book/Page# xx.
According to the subordination agreement (xx), the second xx was subordinated with subject xx and lien position of subject xx changed to second.
There is judgment against borrower xx in favor ofxx through her Agent,xx which was recorded on xx/xx/2019. However, the amount is not available in the supportive document.
The 1st and 2nd installments of combined taxes for the year of 2020 have been paid in the total amount of $xxxe 4th installment of combined taxes for the year of 2020 has due in the amount of $xxxe 2nd installment of Utilities taxes for the year of 2020 has due in the amount of $xxxhird installments of combined taxes for the year of 2020 are delinquent in the amount of $xxxch was due on xx/xx/2020 and good through till xx/xx/2020.
As per the review of payment history as of xx/xx/2020, the borrower is regular with his payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The current P&I is $xxx and an interest rate of 2.750%. The latest payment history is not reflecting the current UPB. However as per the seller tape data the UPB is in the amount of xx.	Collections Comments:The review of the servicing comments as of
xx/xx/2020 shows that the borrower is performing with the loan.
The borrower is regular with his payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The current P&I is $xxx and an interest rate of 2.750%. The latest payment history is not reflecting the current UPB. However as per the seller tape data the UPB is in the amount of xx.
The loan was not modified since origination.
The review of the collection comment shows no indication of post-closing foreclosure activity.
No bankruptcy filing has been found.
The reason for default is not available in the latest collection comments. No comment found stating that the borrower’s income is impacted due to Covid-19.
The collection comments do not reflect the subject property type current property condition. However as per xxx Report document located at “xx” dated xx/xx/2020, the subject property is owner occupied and it is in good condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	3: Curable	* Missing HELOC Disclosures (RESPA) (Lvl 3) "The loan type is HELOC. However, HELOC booklet is missing from the loan file. Disbursement sheet/Fees sheet/ Fee statement is missing from the loan file."	* Application Missing (Lvl 2) "The final loan application is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NJ State and the required disclosures are missing from the loan file.
• NJ Attorney Disclosure
• Unacceptability of Insurance Notice
• Attorney Disclosure II
• Tax Bill Information
• Private Well Testing
• Lock-In Agreement
• Choice of Insurer Disclosure
• Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Service transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx.A. in the amount of xx, which was recorded with the instrument# xx on xx/xx/2006.
The chain of the assignment has not been completed. The latest assignment is from xx . to xx, Not In Its Individual Capacity But Solely As Trustee For The Trust, xx which was recorded on xx/xx/2016. However, the missing assignment is to xx.
There is an active junior xx against the subject property in the favor of xx . in the amount of xx, which was recorded with instrument# xx on xx/xx/2006.
There is an active judgment against the borrower xx in the favor of xx in the amount of $xxxch was recorded on xx/xx/2009 and it was renewed on xx/xx/2015.
There is an active judgment against the borrower xx in the amount of $xxxthe favor of xx. which was recorded on xx/xx/2011.
A tax certificate is not available.
According to the latest payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received by the borrower on xx/xx/2020 in the amount of $xxx43 which was applied to the due date xx/xx/2020. The Unpaid Principal Balance does not reflect in the payment history; however, the tape shows UPB in the amount of xx.	Collections Comments:According to the review of the servicing comments, the borrower is current with the loan. According to the latest payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received by the borrower on xx/xx/2020 in the amount of $xxx43 which was applied to the due date xx/xx/2020. The Unpaid Principal Balance does not reflect in the payment history; however, the tape shows UPB in the amount of xx.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
As per the xxx Report dated xx/xx/2020 located at “xx”, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower” xx” and the Lender “xx” on xx/xx/2015. As per the modification agreement, the New Principal Balance is in the amount of xx and the lender has agreed to forgive the principal balance in the amount of xx. The interest-Bearing Principal Balance is in the amount of xx. The borrower promise to pay the monthly P&I of $xxx beginning from xx/xx/2015 till the maturity date xx/xx/2036.	Affiliated Business Disclosure HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from xx which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization is missing from the loan file."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file.
1. Lead-Based Paint Disclosure
2. xx Loan Application Disclosure
3. Carbon Monoxide Alarms
4. MA Smoke Detector Certificate
5. Notice of the Specific Reason for Denial of Credit
6. Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx, in favor of xx Company, recorded in Instrument# | Book/Page# xx.
The chain of assignment has not been completed as the assignment is with xx, not in its individual capacity but solely as trustee for the xx, Series xx; however, the assignment should be with the xx.
There are two credit card judgments against the borrower in the favor ofxx
xx,xx., recorded on xx/xx/2008 & xx/xx/2010 in the amount of $xxxxxxere is an active civil judgment against the borrower recorded on xx/xx/2009 in the amount of $xxx which is in the favor of xx.
The first and second installment xx taxes of 2019 have been paid.
As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for due date xx/xx/2020. The current P&I is in the amount of $xxxcurrent PITI is in the amount of $xxx an interest rate of 3.520%. The current UPB reflected as per the tape data is in the amount of xx.	Collections Comments:The collection comments review states that the loan status is performing. As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for due date xx/xx/2020. The current P&I is in the amount of $xxxcurrent PITI is in the amount of $xxx an interest rate of 3.520%. The current UPB reflected as per the tape data is in the amount of xx. This modification agreement was made between Lender xx, xxx and Borrower xx on xx/xx/2013. As per the modified term, the new principal balance is xx. The Principle forgiven is $xxxrrower promises to pay $xxxhly with a modified interest rate of 2.000% beginning from xx/xx/2013 with a maturity date of xx/xx/2053.
The current occupancy and property condition are unable to be determined.
No employment related information has been found from the available comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between Lender xx, xxx and xx and xx on xx/xx/2013. As per the modified term, the new principal balance is xx. The deferred Principle is $xxxrrower promises to pay $xxxhly with a modified interest rate of 2.000% beginning from xx/xx/2013 with a maturity date of xx/xx/2053.	Affiliated Business Disclosure Missing Required State Disclosures Origination Appraisal	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Mexico State. The required state disclosure Freedom to Choose Insurance Company and Insurance Professional missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.
The chain of the assignment has not been completed. Currently, the xx is withxx doing Business as xx, not in its Individual Capacity, but Solely as Trustee for xx which was recorded on xx/xx/2020. However, the assignment is missing to xx.
No active judgment or liens have been found.
The fourth installment combined taxes of 2020 are due in the amount of $xxxe third installment combined taxes of 2020 have been delinquent in the amount of $xxxch were due on xx/xx/2020.
The first and second installment combined taxes of 2020 have been paid in the total amount of $xxx	The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx67 for the due date of xx/xx/2020. The UPB reflected is in the amount of xx till the due date of xx/xx/2020.	Collections Comments:The review of the collection comment shows that the current status of the loan is performing and the next due date for the payment is xx/xx/2020. The review of payment history shows that the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx67 for the due date of xx/xx/2020. The UPB reflected is in the amount of xx till the due date of xx/xx/2020. The borrower had filed the bankruptcy under chapter-13 with the case#xx on xx/xx/2012 and the plan was confirmed on xx/xx/2013. The POC has not been filed yet. According to the order confirming chapter 13 plan filed on xx/xx/2013, the debtor sxxpay $xxxr 60 months. The bankruptcy was discharged on xx/xx/2017 and was terminated on xx/xx/2018. The date of the last filing the bankruptcy was xx/xx/2018. No damage and repairs have been found. No information pertaining to foreclosure has been found. The loan has not been modified since origination.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed the bankruptcy under chapter-13 with the case#xx on xx/xx/2012 and the plan was confirmed on xx/xx/2013. The POC has not been filed yet. According to the order confirming chapter 13 plan filed on xx/xx/2013, the debtor sxxpay $xxxr 60 months. The bankruptcy was discharged on xx/xx/2017 and was terminated on xx/xx/2018. The date of the last filing the bankruptcy was xx/xx/2018.	Not Applicable	Affiliated Business Disclosure
Credit Application
Document Showing a Index Numerical Value
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Note
Notice of Servicing Transfer	4: Unacceptable	* Note is missing or unexecuted (Lvl 4) "Note is missing from the loan file also the lost note affidavit is not present in the loan file. The loan has not been modified."
* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State New Jersey which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD”."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD1 along with estimated HUD1 and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "The loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow acct disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of New Jersey. The following state disclosures are missing from the loan file.
1.NJ Application Disclosure
2.Delivery Fee Authorization
3.NJ Attorney Disclosure
4.Unacceptability of Insurance Notice
5.Attorney Disclosure II
6.Tax Bill Information
7.Private Well Testing
8.Lock-In Agreement
9.Commitment Disclosures
10.Choice of Insurer Disclosure
11.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "The operative index value is unable to be determined from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with Superior xx and it was recorded on xx/xx/2008 with Bk/xx.

The chain of assignment has been incomplete as the subject xx is currently assigned to “U.S. xx xxx, Not In Its Individual Capacity But Solely
As Trustee For Thexx” instead of “xx”.

Active junior or senior judgments/liens/mortgages:

1) There are two junior mortgages against the property in the favor of same xx. First one in the amount of xx & it was recorded on xx/xx/2008 with Bk/Pg# xx, second one in the amount of xx & it was recorded on xx/xx/2014 with Bk/Pg# xx.

2) There are two state tax liens available in the updated report with the same plaintiff “xx” in the total amount of $xxxch were recorded on xx/xx/2015.

3) There are total five civil judgments available in the updated report. First one in the amount of xx with “xx” which was recorded on xx/xx/2016, second one in the amount of $xxxh “xx” which was recorded on xx/xx/2013, third one in the amount of xx with “xx” which was recorded on xx/xx/2020, fourth one in the amount of $xxxh “xx” which was recorded on xx/xx/2014, fifth one in the amount of xx with “xx” which was recorded on xx/xx/2010.

4th half combined taxes for the year 2019 have been paid off in the amount of $xxxxx/xx/2019.

1st to 3rd half combined taxes for the year 2020 have been paid off in the total amount of $xxxthe respective dates of xx/xx/2020, xx/xx/2020 & xx/xx/2020.

4th half Utilities taxes for the year 2020 are due on xx/xx/2020 in the amount of $xxxo prior year delinquent taxes have been found in the updated report.
The payment history dated as of xx/xx/2020 reveals that the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last regular payment (P&I) was received on xx/xx/2020 in the amount of $xxx59 with the interest rate 5% which was applied for due date xx/xx/2020. The current unpaid principal balance is xx.
Collections Comments:Available servicing comment and documents in file reveals that the loan is in performing status.
The payment history dated as of xx/xx/2020 reveals that the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last regular payment (P&I) was received on xx/xx/2020 in the amount of $xxx59 with the interest rate 5% which was applied for due date xx/xx/2020. The current unpaid principal balance is xx.
No foreclosure proceedings have been found.
No bankruptcy filing has been found.
As per collection comment dated xx/xx/2020, FEMA Disaster was declared due to NJ Covid-19 (DR-4488) started on xx/xx/2020 & which was expired on xx/xx/2020. However, unable to determine whether the borrower’s income has been affected by Covid-19 from available collection comments.
According to the latest xxx Report dated xx/xx/2020 which is located at “xx”, the subject property is unsecured vacant land sits on 0.48 acres & currently in average condition. The available images in the xxx Report also indicating that the property is vacant land.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower “xx” and lender “xx” on effective date of xx/xx/2011 with the new modified principal balance of xx. Borrower had given promise to pay P&I in the amount of $xxx59 with the fixed interest rate of 5% beginning on xx/xx/2012 with a new maturity date of xx/xx/2051.	Affiliated Business Disclosure Missing Required State Disclosures	4: Unacceptable	* Property is Vacant Land (Lvl 4) "The subject property is vacant land.
According to the latest xxx Report dated xx/xx/2020 which is located at “xx”, the subject property is unsecured vacant land sits on 0.48 acres & currently in average condition. The available images in the xxx Report also indicating that the property is vacant land."
* Subject Property has been determine uninhabitable/Unsuitable to live in (Lvl 4) "Review of updated report dated xx/xx/2020 shows assessor reports demolish permit taken out on xx/xx/2017 with the subject property was demolished in the year 2017 and no house currently standing on the property. The further details regarding the property demolished are unavailable. Also, the collection comments does not showing details regarding the same. However; latest xxx Report dated xx/xx/2020 the subject property is unsecured vacant land sits on 0.48 acres & currently in average condition. The available images in the xxx Report also indicating that the property is vacant land."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file. 1. NJ Application Disclosure 2. Delivery Fee Authorization 3. NJ Attorney Disclosure 4. Unacceptability of Insurance Notice 5. Attorney Disclosure II 6. Tax Bill Information 7. Private Well Testing 8. Lock-In Agreement 9. Commitment Disclosures 10. Choice of Insurer Disclosure 11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx.xx, with xx.
The chain of assignment has not been completed. The last assignment is with xx, not in its individual capacity but solely as trustee for the xx, Series xx as it should be with xx.
There is one state tax lien against the borrower in the favor of xx in the amount of $xxx was recorded on xx/xx/2019 with case# xx.
There is one credit card judgment against the borrower in the favor ofxx in the amount of $xxxded on xx/xx/2014 with case# xx.
There is civil judgment against the borrower in the favor of xx recorded on xx/xx/2003 with case# xx.
The annual combined taxes for the year 2019 have been paid in the amount of $xxx/xx/2019. The 3rd installment of 2020 for combined taxes is due on xx/xx/2020, however the 1st and 2nd combined taxes of the year 2020 have been paid in the amount of $xxxrior year delinquent taxes have been found.
As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for due date xx/xx/2020. The current P&I is in the amount of $xxxcurrent PITI is in the amount of $xxx an interest rate of 4.000%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is performing. As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for due date xx/xx/2020. The current P&I is in the amount of $xxxcurrent PITI is in the amount of $xxx an interest rate of 4.000%. The current UPB reflected as per the payment history is in the amount of xx.
The reason for default has not been provided in given collection comment. The subject property has been occupied by the owner. No comments have been found for damages or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between Lender xx, and Borrower xx on xx/xx/2017. As per the modified term, the new principal balance is xx. The deferred balance is xx and principal forgiven amount is $xxxrrower promises to pay $xxxhly with a modified interest rate of 4.000% beginning from xx/xx/2017 with a maturity date of xx/xx/2057. The modification have a Balloon provision in the amount of xx which will be due on the maturity of the loan xx/xx/2057.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Note Notice of Servicing Transfer Origination Appraisal	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State New jersey which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 along with itemization and estimated HUD is missing from the loan file."
* Note is missing or unexecuted (Lvl 3) "The original note along with lost note affidavit is missing from the loan file. However as per tape data the loan was originated on xx.xx. The loan has been modified once."	* Application Missing (Lvl 2) "The Final 1003 as well as 1008 is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
1. NJ Application Disclosure
2. Delivery Fee Authorization
3. NJ Attorney Disclosure
4. Unacceptability of Insurance Notice
5. Attorney Disclosure II
6. Tax Bill Information
7. Private Well Testing
8. Lock-In Agreement
9. Commitment Disclosures
10. Choice of Insurer Disclosure
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the Updated title report dated xx/xx/2020 reflects that the subject xx was originated on xx.com in the amount of $xxx, which was recorded on xx/xx/2007 Instrument# | Book/Page# xx
The chain of the assignment has not been completed. Currently, the xx assignment is with xx which was recorded on xx/xx/2019.  However, this should be with xx.
There is xx lien active against the borrower in the Favor of xx in the amount of $xxxch was recorded on xx/xx/2019.
Annual Combined taxes for the year of 2019 have been paid on xx/xx/2019 in the amount of $xxxmbined 1st half taxes for the year of 2020 have been paid on xx/xx/2020 in the amount of $xxxmbined 2nd half taxes for the year of 2020 have been paid on xx/xx/2020 in the amount of $xxxmbined 3rd half taxes for the year of 2020 have been paid on xx/xx/2020 in the amount of $xxx prior year’s delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2020, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx14 which includes P&I $xxx with the rate of interest 2.000%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the Status of loan is currently performing. As per the payment history as of xx/xx/2020, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx14 which includes P&I $xxx with the rate of interest 2.000%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.
No comments have been found regarding reason for default.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2018, between the borrower xx and xx (Lender)., The new modified principal balance as per modification is in the amount of xx with interest rate starting at 2.000% and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2018. The maturity date as per modification is xx/xx/2058. This loan was modified once.
The modification agreement has three steps, 1st step beginning from date xx/xx/2018 with the interest rate 2.000% and P&I of $xxx, 2nd step beginning from date xx/xx/2023 with the interest rate 3.000% and P&I of $xxx, 3rd step beginning from date xx/xx/2024 with the interest rate 4.000% and P&I of $xxx86, 4th step beginning from date xx/xx/2025 with the interest rate 4.750% and P&I of $xxx68.
Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is located at "xx" which is not signed by all borrower's."	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan Program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.

1.NJ Attorney Disclosure
2.Unacceptability of Insurance Notice
3.Attorney Disclosure II
4.Private Well Testing
5.Choice of Insurer Disclosure
6.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative  index value since the supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per HUD-1 settlement date is xx/xx/2007 which is not aligned with the original note date xx/xx/2007."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the Pro-title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of assignment has not been completed. The current assignments with xx, not in its individual capacity but solely as Trustee for the xx, which was recorded on xx/xx/2020; however, it should be with xx.
There are two junior mortgages against the subject property as follows:
First in the favor of xx, in the amount of xx which was recorded on xx/xx/2005 with instrument #xx.
Second in the favor of xx, in the amount of $xxxch was recorded on xx/xx/2005 with instrument # xx.
There are two judgments against the borrowerxx as follows:
First in the favor of xx, in the amount of $xxxch was recorded on xx/xx/2009.
Second in the favor of xx, in the amount of $xxxch was recorded on xx/xx/2013 and renewed on xx/xx/2018.
The first installment combined taxes of 2021 have been paid in the amount of $xxx	According to the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx25, which was applied for xx/xx/2020 The P&I is in the amount of $xxx50 and PITI is in the amount of $xxx25. The current UPB reflected in the tape of the payment history is in the amount of xx.	Collections Comments:As per the collection comments as of xx/xx/2020, the borrower is current with the loan.
According to the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx25, which was applied for xx/xx/2020. The P&I is in the amount of $xxx50 and PITI is in the amount of $xxx25. The current UPB reflected in the tape of the payment history is in the amount of xx.
The reason for default is unable to be determined.
No evidences have been found regarding the occupancy and damage/repairs in the comment history.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "“This loan is from the State Massachusetts which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD”."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. The Estimated HUD-1/Itemization/GFE is also missing from the loan file."	* Application Missing (Lvl 2) "The Final Application/1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The Final Truth In Lending is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the Updated title report dated xx/xx/2020 reflects that the subject xx was originated on xx.00, which was recorded on xx/xx/2008 Instrument# | Book/Page# xx.
The chain of the assignment has not been completed. Currently, the xx assignment is with xx which was recorded on xx/xx/2018.  However, this should be with xx.
There is a junior xx active in the favor of xx., in the amount of xx which was recorded on xx/xx/2008.
There is a municipal lien against the subject property active in the favor of xx in the amount of $xxxch was recorded on xx/xx/2013.
There is Judgment active in the Favor of xx in the amount of xx which was recorded on xx/xx/2012.
There is Judgment active in the Favor of xx in the amount of xx which was recorded on xx/xx/2016.
There is Judgment active in the Favor of xx in the amount of xx which was recorded on xx/xx/2012.

xx 1st half taxes for the year of 2019 have been paid on xx/xx/2020 in the amount of $xxx 2nd half taxes for the year of 2019 have been paid on xx/xx/2020 in the amount of $xxx prior year’s delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx81 which includes P&I $xxx39 with the rate of interest 3.000%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is in collection. As per the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx81 which includes P&I $xxx39 with the rate of interest 3.000%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.
No comments have been found regarding reason for default.
No foreclosure activity has been found.
According to the xxx report, the borrower “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2017. The case was discharged on xx/xx/2020.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the borrower “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2017 and the plan was confirmed on xx/xx/2017. The POC was filed on xx/xx/2018 with the POC amount of xx and the amount of arrearage is $xxx67. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee in the amount of $xxx00 for the period of 36 months under amended Chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. However, the unsecured portion is xx. No comment has been found indicating a cram-down.  The case was discharged on xx/xx/2020.
According to the modification, the loan was modified on xx/xx/2014, between the borrower xx and xx. (Lender). The new modified principal balance as per modification is in the amount of xx with interest rate starting at 2.000% and the borrower promises to pay P&I in the amount of $xxx67 beginning from xx/xx/2014. The maturity date as per modification is xx/xx/2048. This loan was modified once.
The modification agreement has three steps, 1st step beginning from date xx/xx/2014 with the interest rate 2.000% and P&I of $xxx67, 2nd step beginning from date xx/xx/2019 with the interest rate 3.000% and P&I of $xxx39, 3rd step beginning from date xx/xx/2020 with the interest rate 4.000% and P&I of $xxx46. 4th step beginning from date xx/xx/2021 with the interest rate 4.125% and P&I of $xxx57.

Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing in the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.

1.IL Collateral Protection Insurance Notice
2.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm the operative index value due to missing documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report as of xx/xx/2020 shows that the subject xx is on first lien position. Subject xx was originated on xx.00. Chain of assignment is incomplete as current assignee is xx. It should be xx.
There are two junior civil judgments in the total amount of $xxxl estimated tax is $xxx4	Payment history as of xx/xx/2020 shows that the loan is current. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. Next due date is xx/xx/2020. The current UPB is xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is current. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. Next due date is xx/xx/2020. The current UPB is xx.
No evidence of post-closing foreclosure or bankruptcy has been found. Borrower intention is to retain the property.  No evidence of damage or repair on subject property has been found. It seems property is in good condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Received copy of Final Hud is not signed by the borrower."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan is failed for TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for TILA APR Test.
The annual percentage rate (APR) is 6.841%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2020, the subject xx was originated on xx.00, with  xx. with Book/Page# xx.

The chain of assignment has not been completed; currently, the assignment is with xx, not in its Individual Capacity but Solely as Trustee for the xx Trust, Series 2016-CTT. However, it should be with xx.

There is a junior xx against the subject property active in the favor of xx recorded on xx/xx/2006 in the amount of $xxxh Book/Page#xx.
There are 3 credit card judgments against the borrower in the combined amount of $xxxthe favor of the different plaintiffs and recorded on different dates between 2008 to 2010.
2nd installments of city taxes for the year of 2021 are due on xx/xx/2020 in the amount of $xxx	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx01 and PITI is in the amount of $xxx30. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per comment history, the borrower is performing with the loan.
According to the payment history as of xx/xx/2020, the last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx01 and PITI is in the amount of $xxx30. The UPB reflected as per the payment history is in the amount of xx.
There is no evidence has been found of damage or repairs in the latest servicing comments.
No foreclosure activity has been found.
No comments have been found regarding Covid-19 impact in the latest servicing comments.

Update: No additional information was found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed Bankruptcy under chapter-13 on xx/xx/2012 with the case#xx. The date of the last filing the bankruptcy is xx/xx/2013. The case was dismissed on xx/xx/2013 and got terminated on xx/xx/2013. The plan was confirmed on xx/xx/2012. POC was filed on xx/xx/2012 the secured claim amount of xx and the arrearage amount is $xxx.55. As per the chapter 13 plan, the debtor sxxpay to the Trustee the sum of the $xxx00 per month for a period of 60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx.	According to the modification, the loan was modified on xx/xx/2015 between the borrower xx and the lender xx The new modified principal balance as per modification is in the amount of xx with interest rate starting at 5.625 % and the borrower promises to pay P&I in the amount of $xxx01 beginning from xx/xx/2015. The maturity date as per modification is xx/xx/2036. The interest-bearing amount is xx. There are no deferred balances and principal forgiven amount.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State Massachusetts which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."
* Lost Note Affidavit (Lvl 3) "There is a lost note affidavit available in the loan file located at "xx" which states that the original Note may be misplaced, lost or destroyed. However, the scanned copy of the Note is available in the loan file located at "xx""	* Application Missing (Lvl 2) "Final 1003 application is missing in the loan file. However, values are considered by initial loan application report.
Initial loan application located at: "xx"."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file.
1. Lead-Based Paint Disclosure
2. xx Loan Application Disclosure
3. Carbon Monoxide Alarms
4. MA Smoke Detector Certificate
5. Notice of the Specific Reason for Denial of Credit
6. Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Not all borrowers signed TIL (Lvl 2)     "Final Truth in Lending is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final Truth in Lending is not hand dated by the borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, in favor of xx as nominee for xx., xx., xx recorded in Instrument# | Book/Page#xx.
The chain of assignment has not been completed. Assignment fromxx, Not in Its Individual Capacity, But Solely As Trustee For Bcat xx to xx is missing.
There is an active State tax judgment in favor of Div Codes&Stndrds Bur Hsng Ins which was recorded on xx/xx/2007 in the amount of $xxxinstallment of Combined taxes is delinquent for due date in the amount of $xxxe taxes were good through xx/xx/2020.
As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxich was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxxth an interest rate of 2%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current loan status is performing. As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxich was applied for due date xx/xx/2020. The current UPB reflected as per the payment history is in the amount of xx.
The loan was modified on xx/xx/2015 between the borrower xx. and lender xx xxx, xx The new modified principal balance as per modification is in the amount of xx with an interest rate of 2.000 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2015. The maturity date as per modification is xx/xx/2039. The interest-bearing amount is xx and deferred balance is xx. The lender had forgiven principal balance in the amount of xx.
The reason for default, subject property occupancy is not mentioned in collection comments.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No comments have been found regarding Covid-19 impact.

Update:
According to comments, the borrower is current with the loan.
No additional information was found in the collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2015 between the borrower xx. and lender xx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 2.000 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2015. The maturity date as per modification is xx/xx/2039. The lender had forgiven principal balance in the amount of xx. Hence, interest bearing amount is xx	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State “New Jersey” which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1 along with estimated HUD-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The Final Truth In Lending is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The Loan Program discourse is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The updated title report dated xx/xx/2020 shows the subject xx was originated on xx.
The chain of assignment has not been completed. Currently, the assignment with is xx, Not in Its Individual Capacity but Solely as Trustee for the xx, which was recorded on xx/xx/2019; however, it should be with xx.
There is a junior xx found against the subject property in favor of xx, a xx in the amount of xx which was recorded on xx/xx/2006.
No active judgments or liens have been found.
1st & 2nd installments xx taxes of 2020 are due in the amount of $xxxxx/xx/2020 and in the amount of $xxxxx/xx/2020 respectively.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx72, which was applied for xx/xx/2020. The P&I is in the amount of $xxx46 and PITI is in the amount of $xxx72. The current UPB reflected in the tape of the payment history is in the amount of xx.
The last payment received as per ARM Change Notice located at (xx).
Collections Comments:As per the collection comments as of xx/xx/2020, the borrower is current with the loan.
According to the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx72, which was applied for xx/xx/2020. The P&I is in the amount of $xxx46 and PITI is in the amount of $xxx72. The current UPB reflected in the tape of the payment history is in the amount of xx.
The reason for default is unable to be determined.
No evidences have been found regarding borrower occupancy and damages/repairs in the comments.
As per xxx Report dated xx/xx/2020 located at (xx), the subject property is owner-occupied. It “As-Is-Price” is xx.

Foreclosure Comments:As per comment history dated xx/xx/2019, the foreclosure was initiated in 2019 and the file was referred to an attorney on xx/xx/2011; however, it was put on hold as the borrower had filed the bankruptcy on xx/xx/2013 and the case was discharged and terminated on xx/xx/2019.
It was again put on hold due to the litigation.
Bankruptcy Comments:As per xxx report, the borrower xx had filed the bankruptcy under chapter-13 with case # xx on xx/xx/2013. The proof of claim was filed on xx/xx/2014 with the secured claim amount of xx and the amount of arrearage was xx. The plan was confirmed on xx/xx/2014. The motion for relief was filed on xx/xx/2014. The bankruptcy case was discharged and terminated on xx/xx/2019.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The Loan Program Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "We are unable to determine the operative index value from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx which was recorded on xx/xx/2007.
The chain of assignment has not been completed. The last assignment is with xx as Trustee for xx , Series 2016- CTT which was recorded on xx/xx/2017. Assignment is missing to “xx”.
No active judgments or liens have been found against the borrower/the subject property.
First and second installments of xx taxes for the year of 2019 have been paid in the amount of $xxx/xx/2020 and xx/xx/2020. No prior year's delinquent taxes have been found.
According to the latest payment history as of xx/xx/2020, the borrower is current with the loan and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxI) which was applied for the due date of xx/xx/2020. The UPB has not been mentioned in the latest payment history. UPB as per the tape data is reflected in the amount of xx. The current interest rate is 2.000% and P&I is $xxx	Collections Comments:The loan is performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxI) which was applied for the due date of xx/xx/2020. The UPB has not been mentioned in the latest payment history. UPB as per the tape data is reflected in the amount of xx. The current interest rate is 2.000% and P&I is $xxxan was modified on xx/xx/2017 between the borrower, xx and xx and lender, xx Services xx. The borrower promises to make a monthly payment of $xxx the initial step interest rate of 2.000 % beginning from xx/xx/2017, which will get change periodically till the maturity date of xx/xx/2057. The rate will get changed periodically in 3 steps. The New Principal Balance stated in the modification is xx. Deferred principal balance is xx and Interest bearing amount is xx.
According xxx Report dated xx/xx/2020 located at "xx", the subject property is owner occupied and is in average condition. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2017 between the borrower, xx and xx and lender,xx. The borrower promises to make a monthly payment of $xxx the initial step interest rate of 2.000 % beginning from xx/xx/2017, which will get change periodically till the maturity date of xx/xx/2057. The rate will get changed periodically in 3 steps. The New Principal Balance stated in the modification is xx. Deferred principal balance is xx and Interest bearing amount is xx.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
xx Insurance
Note
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated Hud-1 and itemization are missing from the loan file."
* Note is missing or unexecuted (Lvl 3) "Note is missing from the loan file. The loan has been modified on xx/xx/2017."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is FHA loan. However, MI certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.
1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2020 the subject xx was originated on xx.A. and recorded on xx/xx/2005 for the amount of xx with lender xx xxx, xx
The chain of assignment has not been completed, currently the assignment is withxx.
There is a credit card judgment recorded on xx/xx/2012 for the amount of $xxxthe favor of xx.
Annual taxes for the year 2019 are paid in the amount of $xxx prior delinquency has been found.
According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, which was applied to the month of xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.

Collections Comments:The loan is performing. As per the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, which was applied to the month of xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
No details regarding bankruptcy and foreclosure have been found.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair.
Also, no comment have been found regarding the income impacted due to Covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD along with Estimated HUD and Itemization are missing from the loan files."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan files."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx" for the amount of xx which was recorded on xx/xx/2014. The chain of assignment has not been completed. Currently, the assignment is from xxx xx xxx, not in its individual capacity, but solely as trustee for the xx which was recorded on xx/xx/2017. The assignment is missing to xx. No active liens and judgments have been found against the borrower and subject property. First and second installments of Combined taxes for the year of 2019 have been paid in the amount of $xxx/xx/2020 and due in the amount of $xxx/xx/2020. No prior year delinquent taxes have been found.	According to latest payment history as of xx/xx/2020, the borrower is current with the loan and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date xx/xx/2020. No information has been found regarding UPB in payment history; however, tape reflects UPB is xx. The current P&I is $xxxinterest rate is 3.500%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date xx/xx/2020. No information has been found regarding UPB in payment history; however, tape reflects UPB is xx. The current P&I is $xxxinterest rate is 3.500%. The loan was modified. As per comment dated xx/xx/2017, the foreclosure was initiated and the judgment was entered on xx/xx/2017. As per comment dated xx/xx/2017, the foreclosure was placed on hold due to loan modification. As per comment dated xx/xx/2017; Motion to dismiss foreclosure was filed and granted on xx/xx/2017. The foreclosure was stopped. No information has been found regarding referral and complaint filing date. The borrower did not file bankruptcy. As per the xxx Report dated xx/xx/2020, the subject property is owner occupied and the property is in average condition. The borrower intends to keep the property. The reason for default is unable to determine. No comment pertaining damage to the subject property has been observed.

Update:
According to comments, the borrower is current with the loan.
No additional information was found in the collection comments.
Foreclosure Comments:As per comment dated xx/xx/2017, the foreclosure was initiated and the judgment was entered on xx/xx/2017. As per comment dated xx/xx/2017, the foreclosure was placed on hold due to loan modification. As per comment dated xx/xx/2017; Motion to dismiss foreclosure was filed and granted on xx/xx/2017. The foreclosure was stopped. No information has been found regarding referral and complaint filing date.
Bankruptcy Comments:Not Applicable	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2017 between the borrower "xx” and lender "xx”. As per the modified terms, the new principal balance is xx. The deferred principal balance is xx and the interest bearing principal balance is xx. The borrower has promised to pay the in the amount of $xxx the interest rate of 3.500% beginning on xx/xx/2017 till maturity date of xx/xx/2057.

Good Faith Estimate Missing DU/GUS/AUS Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Transmittal (1008)	3: Curable	* Homeowner's Counseling disclosure is missing. (Lvl 3) "The Homeownership Counseling disclosure is missing from the loan file."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit has been found in the loan file located at “xx” which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/DU is missing from the loan file."
* Missing Required Disclosures (Lvl 3)     "The Settlement Services Providers List (SSPL) disclosure is missing from the loan file."
* Transmittal (1008) is Missing (Lvl 3) "The final 1008 (Transmittal Summary) is missing from the loan file."	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE is missing from the loan files."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Ohio State. The following required state disclosures are missing from the loan file.
1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
3. Non-Deposit Insurance Disclosure"
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2004.
The chain of assignment has not been completed. The last assignment is withxx, doing Business as xx, not in its individual capacity, but solely as trustee for xx which was recorded xx/xx/2020. Assignment is missing to “xx”.
There are multiple state tax liens against the borrower, “xx” in the favor of xx  for the total amount of $xxx.65 which was recorded on different dates. However, no SSN of borrower has been provided on supportive document to validate the lien. Also, the middle name of the borrower is unable to confirm from the loan files.

There is one senior child support lien against the borrower, “xx” in the favor of xx for the amount of $xxxich was recorded on xx/xx/2002.
Also, there is another child support lien against the borrower, “xx” in the favor of xx for the amount of $xxxich was recorded on xx/xx/2006.

There are four civil judgment/contract disputes in the favor of xx for the amount of $xxxch was recorded on different dates.
There are three civil judgments against the borrower, “xx” in the favor of xx for the total amount of $xxx26 which was recorded on different date.

First and second installments of combined taxes for the year of 2020 have been paid in the amount of $xxxxx/xx/2020 and xx/xx/2020. Second installment of utilities taxes for the year of 2020 has been paid in the amount of $xxxxx/xx/2020.
Third installment of combined taxes for the year of 2020 is delinquent in the amount of $xxxch was due on xx/xx/2020. These taxes are good through till xx/xx/2020.
According to the latest payment history as of xx/xx/2020, the borrower is current with the loan and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx81 (PITi) which was applied for the due date of xx/xx/2020. The UPB has not been mentioned in the latest payment history. The UPB as per the tape data is reflected in the amount of xx. The current interest rate is 4.990% and P&I is $xxx47.	Collections Comments:The loan is performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx81 (PITI) which was applied for the due date of xx/xx/2020. The UPB has not been mentioned in the latest payment history. The UPB as per the tape data is reflected in the amount of xx. The current interest rate is 4.990% and P&I is $xxx47. The loan has been modified since the origination.
According to document located at "xx", the foreclosure complaint was filed on xx/xx/2013 with the case#xx. The judgment was entered on xx/xx/2014. No further details have been found. The borrower, "xx" had filed the bankruptcy under chapter 13 with the case#xx on xx/xx/2016. The plan was confirmed on xx/xx/2017. Motion for relief from stay was filed on xx/xx/2017 and order for same was granted on xx/xx/2017. According to trustee's final report dated xx/xx/2018, the debtor had paid the arrearage in the amount of $xxx07.
The case was dismissed on xx/xx/2018 due to failure to make plan payments and was terminated on xx/xx/2019. According to comment dated xx/xx/2018, the sale has been postponed from xx/xx/2018 to xx/xx/2018. According to comment dated xx/xx/2018, the loan has been reinstated. The comment dated states that the attorney has confirmed that the foreclosure file has been closed. Motion to dismissal/rescission was filed on xx/xx/2018. Order for same was granted on xx/xx/2018.
According to xxx Report located at "xx" dated xx/xx/2020, the subject property is owner occupied and is in average condition. No comment pertaining damage to the subject property has been observed.

Foreclosure Comments:According to document located at "xx", the foreclosure complaint was filed on xx/xx/2013 with the case#xx. The judgment was entered on xx/xx/2014. No further details have been found. The borrower, "xx" had filed the bankruptcy under chapter 13 with the case#xx on xx/xx/2016. The plan was confirmed on xx/xx/2017. Motion for relief from stay was filed on xx/xx/2017 and order for same was granted on xx/xx/2017. The case was dismissed on xx/xx/2018 due to failure to make plan payments and was terminated on xx/xx/2019. According to comment dated xx/xx/2018, the sale has been postponed from xx/xx/2018 to xx/xx/2018. According to comment dated xx/xx/2018, the loan has been reinstated. The comment dated states that the attorney has confirmed that the foreclosure file has been closed. Motion to dismissal/rescission was filed on xx/xx/2018. Order for same was granted on xx/xx/2018.
Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter 13 with the case#xx on xx/xx/2016. The plan was confirmed on xx/xx/2017. Deadline to file POC was xx/xx/2017. POC has been filed the creditor, "xx" for the secured claim amount of xx and the amount of arrearage of xx on xx/xx/2017. According to xxx schedule D, the value of collateral is xx.and the amount of secured claim is xx. According to amended chapter 13 plan dated xx/xx/2017, the debtor sxxpay to the trustee in the amount of $xxx for 60 months. The same plan states that the arrearage to be paid by pending loan modification. The same plan was confirmed on xx/xx/2017.
Motion for relief from stay was filed on xx/xx/2017 and order for same was granted on xx/xx/2017.
According to trustee's final report dated xx/xx/2018, the debtor had paid the arrearage in the amount of $xxx07.
The case was dismissed on xx/xx/2018 due to failure to make plan payments and was terminated on xx/xx/2019.
Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated Hud-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey state. Following state disclosures are missing from the loan file:
NJ Application Disclosure
Delivery Fee Authorization
NJ Attorney Disclosure
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax Bill Information
Private Well Testing
Lock-In Agreement
Commitment Disclosures
Choice of Insurer Disclosure
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx. A. which was recorded on xx/xx/2007.
The chain of the assignment has not been completed. The latest assignment is withxx, Not in Its Individual Capacity, But Solely as Trustee of xx which was recorded on xx/xx/2020. However, it should be with is xx.
No active judgments or liens have been found.
The annual installment of xx jurisdiction tax of 2019 has been paid in the amount of $xxxch was due on xx/xx/2020.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx81. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx81. The UPB reflected is in the amount of xx.
The loan Modification agreement was made between the borrower, "xx" and lender, "xx" on xx/xx/2018.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
As per the xxx Report dated xx/xx/2020, located at “xx” the subject property has been occupied by the owner. The latest BPO is not available.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan Modification agreement was made between the borrower, "xx" and lender, "xx" on xx/xx/2018.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 4.125% and new P&I is in the amount of $xxx beginning from xx/xx/2018. The maturity is xx/xx/2048. There is no provision for the balloon payment. Previously, the loan has been modified in the year 2011 and 2016.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxx Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "service transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR document is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx" for the amount of xx which was recorded on xx/xx/2008.
There is an active xx prior to the subject xx, in the favor of xx, xxx recorded on xx/xx/2006 for the amount of $xxxain of assignment has not been completed. Currently, the assignment is fromxx, not in its individual capacity, but solely as trustee of xx which was recorded on xx/xx/2020. The assignment is missing to xx.
There are 2 civil judgments against the borrower, first with the favor of xx for the amount of $xxxded on xx/xx/2010 and second with the favor of xx for the amount of $xxxcorded on xx/xx/2014.
First and Second installments of combined taxes for the year of 2019/2020 have been paid in the amount of $xxx/xx/2020 and $xxx/xx/2020.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is current with the loan and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxxinterest rate is 3.00%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxxinterest rate is 3.00%. The loan was modified. As per Notice of Lis Pendency located on “xx”, the complaint was filed on xx/xx/2010. As per the Notice of Lis Pendency located on “xx” the complaint was filed on xx/xx/2014. The document located on “xx”, the judgment was entered on xx/xx/2016. However, the foreclosure was put on hold due to modification on xx/xx/2017. The borrower did not file bankruptcy. Collection comment dated xx/xx/2020 shows reason for borrower's default as out of work due to Coivd-19. Co-borrower states that he is out of work due to Covid-19 and was expecting to join the work from xx/xx/2020. Latest comment dated xx/xx/2020 shows that the 2 months deferral payment was already provided to borrower. But, the borrowers says that he could join work from xx/xx/2020 instated of xx/xx/2020 and was also asking for the forbearance plan for 3 months. No more information is available in the comments. As per the comment dated xx/xx/2020, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.

Update:
According to comments, the borrower is current with the loan.
No additional information was found in the collection comments.
Foreclosure Comments:As per Notice of Lis Pendency located on “xx”, the complaint was filed on xx/xx/2010. As per the Notice of Lis Pendency located on “xx” the complaint was filed on xx/xx/2014. The document located on “xx”, the judgment was entered on xx/xx/2016. However, the foreclosure was put on hold due to modification on xx/xx/2017.

Bankruptcy Comments:Not Applicable	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2017 between the borrower "xx” and lender "xx”. As per the modified terms, the new principal balance is xx. The deferred principal balance is xx and the interest bearing principal balance is xx. The borrower has promised to pay the in the amount of $xxx the interest rate of 3.000% beginning on xx/xx/2017 till maturity date of xx/xx/2057.

Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.  1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice 2. NY Interest Rate Disclosure 3. NY Hazard Insurance  Disclosure 4. Tax Escrow Account Designation 5. xx Bankers and Exempt Organizations Preapplication 6. Part 80 Disclosure 7. Alternative xx Transaction Disclosures 8. Co-Signer Notice Requirements 9. Default Warning Notice 10. Smoke Alarm Affidavit 11. xx Real Property Escrow Account Disclosure 12. Subprime Home Loan Counseling Disclosure 13. Subprime Home Loan Tax and Insurance Payment Disclosure 14. Subprime Home Loan Disclosure 15. Commitment Disclosure 16. Lock-in Disclosure 17. Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is active civil judgment lien against the borrower which is in the amount of xx recorded on xx/xx/2010 and filed by xx xx.
At the time of origination, both xx were the owners; however, only xx is a borrower. No documentation found to show what happened to xx interest.
Annual xx taxes for the year of 2019-20 have been paid in the amount of $xxx delinquent taxes have been found for the prior years.

As per the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. Current interest rate is 3.00% and P&I is $xxx. The payment history reflects the current unpaid principal balance is in the amount of xx.	Collections Comments: The borrower is performing. As per the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. Current interest rate is 3.00% and P&I is $xxx. The payment history reflects the current unpaid principal balance is in the amount of xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx, the borrower xx had filed bankruptcy under chapter-7 with the case#xx on xx/xx/2012. As per the Schedule-D of xxx dated xx/xx/2016, the amount of claim is xx and value of property is xx therefore the unsecured portion is $xxxper case summary the debtor was discharged on xx/xx/2013 and case was terminated xx/xx/2013.	Not Applicable	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* Missing Borrower Billing Rights (RESPA) (Lvl 3) "Borrower billing rights is missing from the loan file."	* Application Missing (Lvl 2) "Application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with xx xxx, xx
The chain of assignment has not been completed. Currently, the xx is with U.S. xx, xx, Not in Its Individual Capacity, But Solely as Legal Title Trustee for xx which was recorded on xx/xx/2017. However; it should be with xx.
No active liens and judgments against the borrower/property.
xx annual tax for the year 2019 has been paid in the amount of $xxxxx/xx/2019.
According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the tape data is in the amount of xx.	Collections Comments:The loan is currently performing. According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the tape data is in the amount of xx.
The loan modification agreement was made on xx/xx/2016 between the borrower xx and lender xx.
As per the xxx Report dated xx/xx/2020 and located at “xx”, the subject property is owner-occupied. No damage or repairs have been found.
As per the review of payment history and servicing comments no evidence has been found stating that the borrower income is impacted due to COVID-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor (xx) had filed Bankruptcy under chapter-7 on xx/xx/2016 with the Case# xx.The Schedule-D in xxx shows that the unsecured amount $xxx00 out of secured claim in the amount of xx and the value of collateral is xx. The debtor was discharged on xx/xx/2016 and case was terminated on xx/xx/2017.	The loan modification agreement was made on xx/xx/2016 between the borrower xx and lender xx.
The new principal balance is in the amount of xx and the borrower promise to pay the new P&I $xxx with the interest rate of 4.50% beginning from xx/xx/2018 till the maturity date of xx/xx/2048. The interest bearing amount is xx. The balloon payment is due in the amount of xx on maturity date.
Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* Missing HELOC Disclosures (RESPA) (Lvl 3) "HELOC disclosures are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx.00, which was recorded on xx/xx/2005.
The chain of the assignment has not been completed. The latest assignment is fromxx, doing business as xx, not in its individual capacity, but solely as trustee for xx which was recorded on xx/xx/2015. However, the missing assignment is to xx.
There are two active junior mortgages against the subject property, the first in the favor of xx, FA, xx in the amount of xx which was recorded on xx/xx/2006 and the second in the favor of xx in the amount of xx which was recorded on xx/xx/2019.
There is UCC lien open again the borrower xx in the favor of xx which was recorded on xx/xx/2019.
Annual xx taxes for the year of 2019 have been paid on xx/xx/2019 in the amount of $xxx prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx38 which includes P&I $xxx38 with the rate of interest 3.400%, which was applied for the due date of xx/xx/2020. The UPB does not reflect in the latest payment history; however, as per the tape data, the UPB is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the borrower is current with the loan. According to a review of the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx38 which includes P&I $xxx38 with the rate of interest 3.400%, which was applied for the due date of xx/xx/2020. The UPB does not reflect in the latest payment history; however, as per the tape data, the UPB is in the amount of xx.
As per the comment dated xx/xx/2019, the borrower reinstated his account. The reinstatement amount received a total in the amount of xx on xx/xx/2019.
As per the comment dated xx/xx/2020, the borrower's income was impacted due to the COVID-19.  The comment dated xx/xx/2020 reveals that the borrower was approved for the 2 months of deferred payments. As per the comment dated xx/xx/2020, the servicer advised that two payments were deferred and the next regular payment was due on xx/xx/2020. No further details have been found.
As per the xxx Report dated xx/xx/2020 located at “xx”, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:As per the review of the servicing comments, the foreclosure was initiated in 2019. The foreclosure file was referred to an attorney on xx/xx/2019. As per the document located at “xx”, the foreclosure complaint was filed on xx/xx/2019; however, the foreclosure file was put on hold due to the borrower reinstated his account.
Bankruptcy Comments:According to the xxx report, the borrower “xxx” had filed for bankruptcy under Chapter-7 with case# xx on xx/xx/2013. The Schedule-D in xxx shows xx as an unsecured portion out of claim amount xx. No comment has been found indicating a cram-down. The debtor was discharged on xx/xx/2013 and the case was fully terminated on xx/xx/2015.	The step modification agreement was made on xx/xx/2016 between the borrower “xx” and lender “xx”. The new modified principal Balance is xx with interest rate 3.40% which steps up in 2 steps ending at 3.875%. The borrower promises to pay the monthly P&I of $xxx38 beginning from xx/xx/2016 and the maturity is dated xx/xx/2056. The loan has been modified once since origination.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The CE result is moderate as the loan is failing for TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx."
* Final TIL Date after actual transaction date (Lvl 2)     "As per the final TIL, the TIL date is xx/xx/2005 which is different from transaction date xx/xx/2005."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Florida state. The following required state disclosures are missing from the loan file. 1. Anti-Coercion Notice. 2. Title Insurance Disclosure. 3. Radon Gas Disclosure. 4. Insurance Sales Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "As per the final hud-1 document, the settlement date is xx/xx/2005 which is different from the note date xx/xx/2005."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.A." for the amount of xx which was recorded on xx/xx/2000.
There is junior xx was originated on xx.20 which was recorded on xx/xx/2013.
The chain of assignment has not been completed. Currently, the assignment is from xx, Doing Business As xx, Not in its individual Capacity, But Solely As Trustee For xx which was recorded on xx/xx/2020. The assignment is missing to xx.
There is civil judgment against the borrower with the favor of xx for the amount of xx recorded on xx/xx/2019.
Combined annual taxes for the year of 2020 have been due in the amount of $xxxxx/xx/2021.
Combined annual taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is current with the loan and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 4.250%. The borrower has been making the payment as per the ARM change notice which is located on “xx”.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 4.250%. The borrower has been making the payment as per the ARM change notice which is located on “xx”. The loan was not modified. The foreclosure was not initiated. The borrower xxxx had bankruptcy under chapter 13 with the case# xx on xx/xx/2012. The chapter 13 plan was filed on xx/xx/2012. The debtor was promise to pay for trustee in the amount of $xxx00 for 36 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxchapter 13 trustee’s final report dated xx/xx/2012. The debtor was dismissed on xx/xx/2012 and the case was terminated on xx/xx/2012.Collection comment dated xx/xx/2020 shows the covid-19 email has been sent to the borrower. No further details have been found regarding the Covid-19. The subject property is owner occupied. The reason for default is unable to determine. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xxx had bankruptcy under chapter 13 with the case# xx on xx/xx/2012. The chapter 13 plan was filed on xx/xx/2012. The debtor was promise to pay for trustee in the amount of $xxx00 for 36 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxchapter 13 trustee’s final report dated xx/xx/2012. The debtor was dismissed on xx/xx/2012 and the case was terminated on xx/xx/2012.	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "ARM program Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx, in favor of xx as nominee for xx recorded in Instrument# | Book/Page#xx.
The chain of assignment has not been completed. Assignment from xxx xx, xxx Not In Its Individual Capacity, But Solely As Legal Title Trustee For xx to Angelo Gordon is missing.
There is unreleased senior xx against the property which was originated on xx.xx, in favor of xx, a single woman recorded in Instrument# | Book/Page# xx.
No prior year delinquent taxes have been found.	As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for due date xx/xx/2020. The current P&I is in the amount of $xxxcurrent PITI is in the amount of $xxx an interest rate of 3%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current loan status is performing. As per the review of payment history as of xx/xx/2020, the borrower is current with loan payments and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for due date xx/xx/2020. The current UPB reflected as per the payment history is in the amount of xx.
The loan was modified on xx/xx/2015 between the borrower “xx” and the lender xx of xxx, xxx As per the modified terms, the new principal balance is xx. There are 3 steps of modification. The borrower promises to pay as per modified plan and the 1st step is $xxxhly with a modified interest rate 2.000% beginning from xx/xx/2015, 2nd step is $xxxhly with a modified interest rate 3.000% beginning from xx/xx/2020, 3rd step is $xxxhly with a modified interest rate 3.875% beginning from xx/xx/2021, with a maturity date xx/xx/2051. The interest-bearing amount is xx and deferred balance is xx.
The reason for default is unemployment due to Covid-19. The subject property is tenant occupied. The borrower's intention is to keep the property.
No foreclosure details are available from the loan file or collection comments.
Collections comment dated xx/xx/2020 states RFD as unemployment due to Covid-19. The borrower is out of work due to Covid-19. As per comment dated xx/xx/2020, Servicer advised Covid assistance. But, the borrower declined it by stating that he could not make a payment until xx/xx/2020. No further details have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2015 between the borrower “xx” and the lender xx of xxx, xxx As per the modified terms, the new principal balance is xx. There are 3 steps of modification. The borrower promises to pay as per modified plan and the 1st step is $xxxhly with a modified interest rate 2.000% beginning from xx/xx/2015, 2nd step is $xxxhly with a modified interest rate 3.000% beginning from xx/xx/2020, 3rd step is $xxxhly with a modified interest rate 3.875% beginning from xx/xx/2021, with a maturity date xx/xx/2051. The interest-bearing amount is xx and deferred balance is xx.	Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2020, the subject xx was originated on xx.A. which was recorded on xx/xx/2007.
The chain of assignment has not been completed. The current assignment is with U.S. xx xx It should be with xx.
There are no active liens and judgments.
2020 1st installment taxes have been paid in the amount of $xxx20 2nd installment taxes are due until xx/xx/2020 in the amount of $xxx20 3rd installment taxes are due until xx/xx/2021 in the amount of $xxx20 4th installment taxes are due until xx/xx/2021 in the amount of $xxx prior year delinquent taxes found.

As per the updated payment history as of xx/xx/2020, the borrower is current with the loan. The next regular payment is due on xx/xx/2020. The last P&I payment was received on xx/xx/2020 in the amount of $xxx with the interest rate 3.500% for the due date of xx/xx/2020. As per history the UPB is in the amount of xx.	Collections Comments:The loan is performing. The next regular payment is due on xx/xx/2020. The last P&I payment was received on xx/xx/2020 in the amount of $xxx with the interest rate 3.500% for the due date of xx/xx/2020. As per history the UPB is in the amount of xx.
The loan was modified on xx/xx/2016. As per modification agreement the new principal balance is in the amount of xx. The borrower had promised to pay P&I payment in the amount of $xxx with the rate of 3.00% started from xx/xx/2016. This is step rate modification; the rate had been started from 3.00% and will end on 3.750%. The Maturity of this agreement is xx/xx/2048.
No any damages have been found to the subject property. The subject property is owner occupied. No comment found stating that the borrower’s income is impacted due to Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2016. As per modification agreement the new principal balance is in the amount of xx. The borrower had promised to pay P&I payment in the amount of $xxx with the rate of 3.00% started from xx/xx/2016. This is step rate modification; the rate had been started from 3.00% and will end on 3.750%. The Maturity of this agreement is xx/xx/2048.	Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* DTI > xx% (Lvl 2) "As per 1003 dated xx/xx/2007, the total monthly income is in the amount of $xxx the total monthly expenses are in the amount of $xxx00. Hence, the DTI is calculated as xx% which is exceeding xx% DTI limit."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in Rhod Island State. The following required State Disclosures is missing in the loan file.
1. Appraisal Fee Disclosure
2. Offer of Title Insurance
3. Choice of Title Insurer
4. Choice of Insurer (any type of insurance)
5. Withholding Tax Disclosure
6. Fee Disclosure
7. Notice of Rights
8. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing in the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2003. The chain of assignment has not been completed. The last assignment is with U.S. xx, xx, in its individual capacity, but solely as legal title trustee for xx which was recorded on xx/xx/2016. Assignment is missing to “xx”. There is one junior xx against the subject property originated on xx.00 which was recorded on xx/xx/2006. Annual xx taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019. No prior year's delinquent taxes have been found.	According to the latest payment history as of xx/xx/2020, the borrower has been delinquent for 2 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx76 (PITI) which was applied for the due date of xx/xx/2020. The UPB has not been mentioned in the latest payment history. UPB as per the tape data is reflected in the amount of xx. The current interest rate is 4.240% and P&I is $xxx82. According to comment dated xx/xx/2020, two months deferral plan has been approved for months of April-2020 and May-2020. The payment will effective from xx/xx/2020. Payment deferral has been completed on xx/xx/2020.	Collections Comments:The loan is in collection and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx76 (PITI) which was applied for the due date of xx/xx/2020. The UPB has not been mentioned in the latest payment history. UPB as per the tape data is reflected in the amount of xx. The current interest rate is 4.240% and P&I is $xxx82.
According to document located at “xx”, foreclosure was initiated in 2017 and the complaint was filed on xx/xx/2017 with the case#xx.  According to document located at "xx", the judgment was entered on xx/xx/2018. According to comment dated xx/xx/2018, the sale has been scheduled for xx/xx/2018. According to comment dated xx/xx/2018, the foreclosure was put on hold due to contested matter. According to comment dated xx/xx/2018, the forbearance has been offered to borrower which was due from xx/xx/2018. According to comment dated xx/xx/2018, the loan has been reinstated. The loan was modified on xx/xx/2018.Same dated comment states that the hold for contested has been ended with the resolution. Foreclosure dismissal was filed on xx/xx/2018. Order to cancel sale and vacate foreclosure judgment was granted on xx/xx/2018. According to comment dated xx/xx/2020, the borrower has been impacted by COVID-19. The borrower was real estate agent. The reason for default is reduction of income. Two months deferral plan has been approved for months of April-2020 and May-2020. The payment will effective from xx/xx/2020. Payment deferral has been completed on xx/xx/2020. According to comment dated xx/xx/2020, three months forbearance plan has been offered to borrower which will be effective from xx/xx/2020 till xx/xx/2020. Again, according to comment dated xx/xx/2020, three months trial plan has been offered to the borrower which will be due from xx/xx/2020 till xx/xx/2020 with $xxxonthly payment. According to xxx Report located at “xx” dated xx/xx/2020, the roof appears to be dried in and needs roof tiles. The estimated cost of repair was xx. According to comment dated xx/xx/2020, the roof repairs have been reported. Also, there were cracks in the foundation. The comment dated xx/xx/2020 states that the there were exterior cracks and settlement cracks. No more foundation issue. Work was performed by local contractor. No comment has been found regarding completion of repair. Hence, it is unable to determine whether repairs have been completed or not.
The xxx Report located at “xx” dated xx/xx/2020 does not reflect any damage to the subject property.
Foreclosure Comments:According to document located at “xx”, foreclosure was initiated in 2017 and the complaint was filed on xx/xx/2017 with the case#xx. According to document located at "xx", the judgment was entered on xx/xx/2018.  According to comment dated xx/xx/2018, the sale has been scheduled for xx/xx/2018. According to comment dated xx/xx/2018, the foreclosure was put on hold due to contested matter. According to comment dated xx/xx/2018, the forbearance has been offered to borrower which was due from xx/xx/2018. According to comment dated xx/xx/2018, the loan has been reinstated. The loan was modified on xx/xx/2018.Same dated comment states that the hold for contested has been ended with the resolution. Foreclosure dismissal was filed on xx/xx/2018. Order to cancel sale and vacate foreclosure judgment was granted on xx/xx/2018.
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between “xx “, and the Lender “xx” on xx/xx/2018. The new modified rate is 4,24% and borrower promises to pay P&I in the amount of $xxx82 beginning xx/xx/2018 till the maturity date of xx/xx/2038. Modified principal balance is xx. As per modification agreement, the borrower agrees to make these payments every month in addition to one final balloon payment in the amount of xx on the maturity date of xx/xx/2038.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* Missing Borrower Billing Rights (RESPA) (Lvl 3) "Borrower Billing Rights disclosure is missing from the loan file." * Missing HELOC Disclosures (RESPA) (Lvl 3) "HELOC booklet is missing from the loan file."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$20,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.A. in the amount of xx which was recorded on xx/xx/2007 with instrument #xx.

The chain of assignment has not been completed. The subject xx is with original lender. However, the assignment should be done with xx.

No active judgments or liens have been found against the borrower/subject property.

The combined annual installment taxes for the year 2019 have been paid in the amount of $xxxxx/xx/2019. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. As per the seller’s tape data, the UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. As per the seller’s tape data, the UPB reflected is in the amount of xx. The reason for default is unable to be determined. No comments have been found regarding foreclosure in recent collection comments. The collection comment dated xx/xx/2017, the subject property is owner occupied and that they did not have any damage from the storm, and the borrower will be making the payment on time as scheduled. The collection comment dated xx/xx/2019 states the email sent to SWBC flood to delete flood line and notify borrower property not in flood zone. The xxx Report is located at “xx” states the property is in average condition with no repairs noted. There are no comments found related to the borrower’s income impacted by covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx and xx had filed for bankruptcy under chapter-7 with case#xx on xx/xx/2016. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; therefore, there is no unsecured portion. The case was discharged on xx/xx/2016 and terminated on xx/xx/2016. The last filing date is xx/xx/2016.	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing from the loan files."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan is failing TX Constitution A6 Total Indebtedness Test. Appraisal at the origination is missing from the loan file.
No CLTV ratio was provided. For TX Constitution A6 this information is required to determine if the loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds 80% of the fair market value of the homestead on the date the extension of credit is made.
ll outstanding principal balances secured by valid liens against the homestead exceeds 80% of the fair market value of the homestead on the date the extension of credit is made."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA test is fail.

This loan failed the TILA APR test. Loan data is 0.000% comparison data is 7.691% hence the variance is -7.691%.
The annual percentage rate (APR) is 7.691%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending disclosure is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "An initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The subject property appraisal report at origination is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "An affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission/right of cancel disclosure is missing from the loan files."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx. A. which was recorded on xx/xx/1995.
The chain of the assignment has not been completed. The latest assignment is with xx, doing Business as xx, not in its individual capacity, but solely as trustee for xx which was recorded on xx/xx/2015. However, it should be withxx.
There is a junior xx in the favor of xx, A political subdivision of the state of Florida in the amount of xx which was recorded on xx/xx/1995.
No active judgments or liens have been found.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is current with the loan and the last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected is in the amount of xx.

Collections Comments:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected is in the amount of xx. As per the comment dated xx/xx/2019, the reason for default is death of family member. The step modification agreement was signed between the borrower xx and the lender xx, N. A. on xx/xx/2015. No comments have been found regarding foreclosure in the latest servicing comments. As per the xxx Report dated xx/xx/2020, located at “xx” the subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor (xx) had filed Bankruptcy under chapter-13 on xx/xx/2013 with the Case # xx and the plan was confirmed on xx/xx/2014. The Schedule-D in xxx shows that the unsecured amount $xxx00 out of secured claim in the amount of xx and the value of collateral is xx. There are no comments reporting regarding the cram down. According to the debtor's amended chapter-13 plan which was filed on xx/xx/2015, the debtor sxxmake regular ongoing xx payment in the amount of $xxx for first 23 months & $xxx for next 24 to 36 months to the trustee. The POC was filed on xx/xx/2015 with the secured claim of xx & with an arrearage of xx. The deadline for POC was xx/xx/2014. The debtor was dismissed for failure to make plan payments on xx/xx/2016 and the case got terminated on xx/xx/2016.	This Step modification agreement was signed between the borrower xx and the lender xx, N. A. on xx/xx/2015. The Unpaid Principal Balance is xx with interest rate 2.00% which steps up in 3 steps ending at 3.875%. The borrower promises to pay the monthly P&I of $xxx beginning from xx/xx/2015. The maturity is xx/xx/2025. This modification contains balloon provision of xx to be paid on the maturity date.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 / application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida. The following disclosures are missing from the loan file. 1. Anti-Coercion Notice 2. Radon Gas Disclosure 3. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx which was recorded on xx/xx/2007 with Book|Page# xx.

The Chain of Assignments has not been completed. Currently, the assignment of xx is with xx, Not its individual Capacity but solely as trustee for xx which was recorded on xx/xx/2015. However, the last assignment should be done with xx.

The chain of assignments has been recorded in the wrong order. The assignment from xx to xx is needed to be recorded earlier than the assignment from xx to xx.

No active judgments or liens have been found against the borrower/subject property.

The xx annual installment taxes for the year 2020 have been paid in the amount of $xxxrior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxxPITI is in the amount of $xxx seller’s tape data, the current UPB reflected in the amount of xx. The current UPB is not available in latest payment history. Hence, the current UPB is considered from tape data.	Collections Comments:As per review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxxPITI is in the amount of $xxx seller’s tape data, the current UPB reflected in the amount of xx. The borrower is making payment as per modification agreement. According to the modification agreement, the loan was modified on xx/xx/2017 between the borrower xx Under Instrument Dated xx/xx/2004 for The benefit of xx; and xx Revocable Trust Agreement Under Instrument Dated xx/xx/2004 for The benefit of xxand xx, as attorney in fact forxx (Lender). The collection comment dated xx/xx/2020 states the reason for default is covid-19 impacted. No comments have been found regarding foreclosure in recent collection comments. The collection comment dated xx/xx/2020 states as per interior BPO in xx and pictures showed that home was gutted, and going thru repairs and remodeling. The collection comment dated xx/xx/2019 states the subject property repairs are 60% completed. The borrower stated he ran out of money to finish the repairs. The borrower is doing upgrades to home and he projects the repairs will be completed by next year. The latest xxx Report located at “xx” states the estimated cost for repairs is $xxxthe repairs are noted as outside paint and patio roof needs to be replaced. The roof of the house is metal and just requires paint. The appraiser mentioned $xxxoutside paint and $xxxreplacement of patio roofs. No further proceedings found. Hence, unable to determine whether the repairs are completed or not. The collection comment dated xx/xx/2020 states the borrower advised his income is impacted by covid19. There is no income coming in and is asking for assistance. The collection comment dated xx/xx/2020 states the borrower works as xx. The borrower is asked for 3 months deferral however the servicer accepted on 2 months and the due date is set for xx/xx/2020. No further proceedings found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with case#xx on xx/xx/2015. The case was discharged on xx/xx/2015 and terminated on xx/xx/2015. The last filing date is xx/xx/2015.	According to the modification agreement, the loan was modified on xx/xx/2017 between the borrowerxx Agreement Under Instrument Dated xx/xx/2004 for The benefit of xx; and xx Agreement Under Instrument Dated xx/xx/2004 for The benefit ofxx and the lender xx, as attorney in fact forxx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 4.125 % and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2017. The maturity date will be xx/xx/2052. The amount of xx sxxbe deferred and the amount of xx is interest bearing principal balance.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Maryland State. The following required state disclosures are missing from the loan file.
1. Affidavit of Consideration
2. Affidavit of Disbursement
3. First Time Buyers Affidavit
4. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5. Balloon Payment
6. No Escrow Account
7. Mandatory Binding Arbitration Disclosures
8. Home Buyer Education and Counseling Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$6,000.00	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the Pro-title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of assignment has not been completed. The current assignments with U.S. xx, xx, Not in its individual capacity but solely as legal title trustee for xx, which was recorded on xx/xx/2017; however, it should be with xx.
There is a water sewer lien against the subject property in the favor of xx, in the amount of $xxxch was recorded on  xx/xx/2015.
There is a judgment against the borrower in the favor of xx xxx, N.A, in the amount of $xxxch was recorded on xx/xx/2019.
The annual combined taxes of 2019 have been paid in the amount of $xxx prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2020. The current UPB reflected as per the payment history is in the amount of xx till the due date of xx/xx/2020.	Collections Comments:As per the collection comments as of xx/xx/2020, the borrower is current with the loan.
According to the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2020. The current UPB reflected as per the payment history is in the amount of xx till the due date of xx/xx/2020.
The reason for default is curtailment of income.
The comment history dated xx/xx/2020 shows that the subject property is owner occupied.
As per xxx Report dated xx/xx/2020 located at (xx), the subject property is owner-occupied. It "As-Is-Price" is xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower xx, an unmarried person andxx on xx/xx/2017.
The unpaid principal balance was xx with the interest rate of 6.125%. The borrower promises to pay the monthly P&I of $xxx beginning from xx/xx/2017. The maturity is xx/xx/2030.
There is loan modification rider is attached with this modification.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. The Estimated HUD-1/Itemization/GFE is also missing from the loan file."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "Appraisal report is missing from the loan file. Sales price and appraisal value considered as xx from tape."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Missouri State. The following required state disclosures are missing from the loan file:
1. MO Collateral Protection Act Notice.
2. Borrower's Choice of Insurer orAgent."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report as of xx/xx/2020 shows that the subject xx is on first lien position. Subject xx was originated on xx.00. Chain of assignment is incomplete as current assignee is xx. It should be xx
No active judgments or liens have been found.
Annual estimated tax is xx.
Payment history as of xx/xx/2020 shows that the loan is current. The last payment was received on xx/xx/2020 in the amount of $xxx67 which was applied for the due date of xx/xx/2020. Next due date is xx/xx/2020. The current UPB is xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is current. The last payment was received on xx/xx/2020 in the amount of $xxx67 which was applied for the due date of xx/xx/2020. Next due date is xx/xx/2020. The current UPB is xx.
No evidence of post-closing foreclosure or bankruptcy has been found. Borrower intention is to retain the property.  No evidence of damage or repair on subject property has been found. It seems property is in good condition.
Comment dated xx/xx/2020 states the reason for default is Covid -19 impact, unemployment and curtailment of income. The comment dated xx/xx/2020 states that the borrower is impacted by Covid-19 and has been rexxed deferral. The rexx has been completed. No further details have been found regarding Covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Modification agreement is missing from the loan file.
The loan was originated as ARM loan. And as per ARM note the original rate was 6.25% and P&I was $xxx83. As per pay history dated xx/xx/2020 the borrower is making current payments with interest rate of 3.125 % and P&I of $xxx56. There is a possibility of Modification. Tape data also confirms that the loan has been modified on xx/xx/2020. But the modification agreement is missing from the loan file.
Initial Escrow Acct Disclosure Loan Program Info Disclosure	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow accounting disclosure is missing from the loan file."
								* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx.xx, which was recorded on xx/xx/2003. The chain of the assignment has not been completed. The latest assignment is fromxx .xx, Doing Business as xx, Not in Its Individual Capacity, But Solely as Trustee for xx which was recorded on xx/xx/2015. However, the missing assignment is to xx. There is credit card judgment against the borrower xx in the favor of xx which was recorded on xx/xx/2020; however, the amount of judgment is not given on the document. Annual combined taxes for the year of 2019-2020 have been paid total in the amount of $xxxrior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxxh includes P&I $xxx the rate of interest 4.50%, which was applied for the due date of xx/xx/2020. The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the borrower is current with the loan. According to a review of the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxxh includes P&I $xxx the rate of interest 4.50%, which was applied for the due date of xx/xx/2020. The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of xx. The Loan modification agreement was made on xx/xx/2019 with the new modified balance of xx. No foreclosure activity has been found. As per the xxx Report dated xx/xx/2020 located at “xx”, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the borrowers “xx and xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2014 and the plan was confirmed on xx/xx/2015. The POC was filed by the creditor xx on xx/xx/2015 with the POC amount of xx and the amount of arrearage is xx. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee in the amount of $xxxthe period of 36 months. The xxx was filed on xx/xx/2018 and it was granted on xx/xx/2018. No comment has been found indicating a cram-down. The last filing date of bankruptcy was xx/xx/2018. The debtor was discharged on xx/xx/2018 and the case was fully terminated on xx/xx/2018.	The Loan modification agreement was made on xx/xx/2019, between the borrower “xx” and the lender “xx”. The borrower promises to make a monthly payment of $xxx the rate of interest 4.50%, beginning from xx/xx/2019 till the maturity date of xx/xx/2049. The new principal balance stated in the Modification is in the amount of xx. In addition, as per the balloon payment/deferred balance rider located at “xx”, the balloon payment will be due on maturity with the total amount of xx.	Affiliated Business Disclosure Missing Required State Disclosures xx Insurance	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is moderate due to Prohibited Fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a xx broker sxxhave the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee.
Prohibited Fees Test: FAIL Loan Data $xxxarison Data $xxxiance +$xxxMI, FHA or MIC missing and required (Lvl 2)     "This is a conventional ARM note with the LTV of xx% and also the tape data shows the MI coverage percentage as 25.00%; however, the MI certificate is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at NJ state. The following required state disclosures are missing from the loan file. 1. NJ Attorney Disclosure 2. Unacceptability of Insurance Notice 3. Attorney Disclosure II 4. Tax Bill Information 5. Private Well Testing 6. Choice of Insurer Disclosure 7. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Updated title report dated xx/xx/2020 shows that, subject xx with (borrowers) xx and xx and the (Lender)xx, F.A. was originated on xx.00 which was recorded on xx/xx/2007 with book/page #xx.
Chain of assignment has not been completed, last assignee xxis missing and the last assignment was done from xx xxx, xxto U.S. xx, xx, not in its individual capacity, but solely as legal title trustee for xx which was recorded on xx/xx/2017.

There is one junior xx against the subject property with lender xx as nominee for xx , xx in the amount xx, recorded on xx/xx/2007.
Any active judgment or lien has not found.
1st and 2nd installment of combined taxes for the year 2020 have been paid in the amount $xxxh. Annual tax amount is xx. No delinquent taxes have been found.
Current ownership of the subject property is vesting in the name xx and xx (borrowers).
According to the payment history as of xx/xx/2020, the borrower is currently delinquent from 5 months. The last payment was received on xx/xx/2020 which was applied to the date xx/xx/2019 and the next due date for payment is xx/xx/2020. The P&I amount of $xxx63 and PITI is in the amount of $xxx35. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per servicing comments, the loan is currently in bankruptcy. According to the payment history as of xx/xx/2020, the borrower is currently delinquent from 5 months. The last payment was received on xx/xx/2020 which was applied to the date xx/xx/2019 and the next due date for payment is xx/xx/2020. The P&I amount of $xxx63 and PITI is in the amount of $xxx35. The UPB reflected as per the payment history is in the amount of xx.
As per comments dated xx/xx/2018, reason for default is excessive obligation.
Borrower is making payment as per modification agreement dated xx/xx/2016.
Information regarding foreclosure is not available in latest servicing comments.
As per comments dated xx/xx/2020, subject property is owner occupied.
As per comments dated xx/xx/2018, 3 months forbearance plan was approved, starting from xx/xx/2019. Further details have not found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019, the POC amount is xx and the arrearage amount is xx. The debtor sxxpay the trustee $xxx for first 4 months and $xxx for remaining 56 months under the plan chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is $xxxe is no comment indicating a cram down.	The loan modification agreement was done between xx and xx (borrower) and xx. (servicer) on xx/xx/2016. Reason for modification is financial hardship. As per modification, unpaid principal balance is xx. As per modification, the xx is balloon payment. Borrower promises to pay UPB with interest rate 2.000% and P&I $xxx23 beginning from xx/xx/2016. New maturity date is xx/xx/2036.
As per mod, mod amortization type is steps. There are total 3 steps.
1st step is P&I $xxx23 with 3.000% interest rate and started xx/xx/2016 with total 60 months period.
2nd step is P&I $xxx67 with 3.000% interest rate and started xx/xx/2021 with total 12 months period.
3rd step is P&I $xxx69 with 4.000% interest rate and started xx/xx/2022 with total 179 months period.
Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.

1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. xx Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative xx Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. xx Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
								17. Expiration of Lock-in or Commitment Period"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx.xx in the amount of xx, which was recorded on xx/xx/2007.
The chain of the assignment has not been completed. The latest assignment is from xx. to xx, Not In Its Individual Capacity, But Solely As xx For xx which was recorded on xx/xx/2016. However, the missing assignment is to xx.
there was certificate of unpaid water lien total in  the amount of $xxx was held by the xx, under a xx and the deed dated xx/xx/2018; however the borrower xx was redeemed the delinquent taxes by paying off the total amount $xxxe xx.
Tax certificate is not available.
2020 1st installment taxes have been paid in the amount of $xxx 2nd installment taxes are due until xx/xx/2020 in the amount of $xxx 3rd installment taxes are due until xx/xx/2021 in the amount of $xxx 4th installment taxes are due until xx/xx/2021 in the amount of $xxxrior year delinquent taxes found.

As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxI) which was applied for the due date of xx/xx/2020. The current P&I is $xxxan interest rate of 2.000%. The latest payment history is not reflecting the current UPB. However, as per the seller tape data the UPB is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the borrower is current with the loan. As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxI) which was applied for the due date of xx/xx/2020. The current P&I is $xxxan interest rate of 2.000%. The latest payment history is not reflecting the current UPB. However, as per the seller tape data the UPB is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
The collection comment dated xx/xx/2020, stated that the borrower was stressed due to the Covid-19 but did not say that her income impacted by COVID-19.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
As per the servicing comment dated xx/xx/2020, the subject property has been occupied by the owner and is in average condition. However, as per the xxx Report dated xx/xx/2020 located at “xx”, the subject property is owner-occupied and the subject property appears in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This Step modification agreement was signed between the borrower xx and the lender xx , xxx on xx/xx/2016. The modified new principal balance is xx out of which the amount of xx has been deferred. Hence, the interest bearing balance is xx. As per the modification, the interest rate is 2.000 % which steps up in 3 steps ending at 3.625%. The borrower promised to pay the monthly P&I of $xxxnning from xx/xx/2016 till the maturity date xx/xx/2056. There is provision for the balloon payment and it has 2 modification steps. The loan has been modified twice since origination.
Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* DTI >xx% (Lvl 2) "As per the 1003 application report, the total monthly income is $xxxhe total monthly expenses are $xxx DTI is greater than xx%."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Rhode Island State. The following required state disclosures are missing from the loan file.
1. Appraisal Fee Disclosure
2. Offer of Title Insurance
3. Choice of Title Insurer
4. Choice of Insurer (any type of insurance)
5. Withholding Tax Disclosure
6. Fee Disclosure
7. Notice of Rights
8. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not executed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xxecorded in Instrument# | Book/Page#xx.
The chain of assignment has not been completed. Assignment fromxx, doing business as xx, not in its individual capacity but solely as legal title trustee for xx to xx is missing.
There are 3 judgments against the borrower. First is in favor ofxx recorded on xx/xx/2012 in the amount of $xxx is in favor of xx xx recorded on xx/xx/2014 in the amount of $xxxd is in favor of Accounts Receivable xx recorded on xx/xx/2019 in the amount of $xxxrior year delinquent taxes have been found.
As per the review of payment history as of xx/xx/2020, the borrower is current with a loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for due date xx/xx/2020. The current P&I is in the amount of $xxxcurrent PITI is in the amount of $xxx an interest rate of 4.5%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current loan status is performing. As per the review of payment history as of xx/xx/2020, the borrower is current with a loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for due date xx/xx/2020. The current P&I is in the amount of $xxxcurrent PITI is in the amount of $xxx an interest rate of 4.5%. The current UPB reflected as per the payment history is in the amount of xx.
The loan was modified on xx/xx/2019 between the borrower xx  and lender xx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 4.5 % and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2019. The maturity date as per modification is xx/xx/2049. The interest-bearing amount is xx and deferred balance is xx.
The reason for default is unemployment and decreased income. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No comments have been found regarding Covid-19 impact.

Foreclosure Comments:As per the review of collection comments, the foreclosure was initiated in 2017. The file was referred to an attorney on xx/xx/2017 and the complaint was filed on xx/xx/2018. The FC sale was scheduled for 1xx/xx/2018. The Fc file was closed on xx/xx/2019 as the loan was modified.
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2019 between the borrower xx and lender xx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 4.5 % and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2019. The maturity date as per modification is xx/xx/2049. The interest-bearing amount is xx and deferred balance is xx.	Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the loan origination fee test. (HUD Mortgagee Letter 2006-04)
The loan origination fee is greater than 1% of the original principal amount. Mortgagors may not be charged an origination fee greater than one percent on forward mortgages.
Loan Origination Fee Test: Loan data $xxxarison data $xxxance +$xxxhis loan failed the tax service fee test. (HUD Mortgagee Letter 2006-04)
The loan charges a tax service fee. Mortgagors may not pay a tax service fee on mortgages endorsed for FHA-insurance.
Tax Service Fee Test: Loan data $xxxmparison data $xxxiance +$xxx Not all borrowers signed TIL (Lvl 2)     "Final TIL is not executed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2020, the subject xx was originated on xx.00, with the lender xx.
The chain of assignment has not been completed. Currently, the assignment is with xx xxx, xx, Not In Its Individual Capacity, But Solely as trustee ofxx which was recorded on xx/xx/2020. It should be with xx.
There are no liens/judgments against the borrower or the property.
The xx of first and second installment taxes for the year of 2019-2020 has been paid in the total amount of $xxxprior delinquent taxes have been found.
As per the review of payment history as of xx/xx/2020, the borrower is regular with his payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx (PITI) which was applied for the due date of xx/xx/2020. The current P&I is $xxx and an interest rate of 4.000%. According to the latest payment history the current UPB is in the amount of xx.	Collections Comments:The review of the servicing comments as of
xx/xx/2020 shows that the borrower is performing with the loan.
The borrower is regular with his payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx (PITI) which was applied for the due date of xx/xx/2020. The current P&I is $xxx and an interest rate of 4.000%. According to the latest payment history the current UPB is in the amount of xx. This Step modification agreement was signed between the borrower xx and the lender xx on xx/xx/2013.
The Unpaid Principal Balance is xx out of which xx of the combined principal Balance is permanently forgiven by the lender. Hence the interest bearing amount is xx.
The interest rate 2.000 % which steps up in 4 steps ending at 4.580%. The borrower promises to pay the monthly P&I of $xxx beginning from xx/xx/2013. The maturity is xx/xx/2053.
The review of the collection comment shows no indication of post-closing foreclosure activity.
No bankruptcy filing has been found.
The collection comment dated xx/xx/2020, states that the borrower she has being stressed due to the Covid-19 but did not said that her income impacted by COVID-19.
The reason for default is not available in the latest collection comments.
According to the collection comments the subject property is owner occupied. No comment regarding damage and repairs located to the subject property.
As per xxx Report dated xx/xx/2020, the subject property is in average condition. No further details available.

Update:
According to comments, the borrower is current with the loan.
No additional information was found in the collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 7 with case#xx. The borrower was discharged on xx/xx/2016 and the case was terminated on xx/xx/2018.	This Step modification agreement was signed between the borrower xx and the lender xx on xx/xx/2013.
The Unpaid Principal Balance is xx out of which xx of the combined principal Balance is permanently forgiven by the lender. Hence the interest bearing amount is xx.
The interest rate 2.000 % which steps up in 4 steps ending at 4.580%. The borrower promises to pay the monthly P&I of $xxx beginning from xx/xx/2013. The maturity is xx/xx/2053.
Affiliated Business Disclosure Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosures are missing from the loan file.
1. Impound Account Disclosure
2. Cosigner NoticTAPE
3. Private xx Insurance Disclosure
4. Earthquake Disclosure for Condominiums
5. Hazard Insurance Disclosure
6. Insurer Recommendation Disclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
* Settlement date is different from note date (Lvl 2)     "The Loan was originated on xx."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per review of latest updated title report dated xx/xx/2020 the subject xx was originated on xx.00 in favor of ‘xx.’ which was recorded on xx/xx/2003 under Bk/Pg# xx.
 The chain of assignment has not been completed as the xx is currently with ‘xx, not in its individual Capacity but Solely As Trustee for xx’ instated of  xx.
There is junior xx against the borrower in amount of xx which was recorded on xx/xx/2004 underxxx#xx in the favor of xx.
No active judgments or lien have been found against the borrower or subject property.
The combined taxes for 2019 have been paid off in amount of $xxx delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 6.375% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The provided tape data of payment history as of xx/xx/2020 reflects the UPB in the amount of xx.	Collections Comments:Comments:
xx

As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 6.375% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The provided tape data of payment history as of xx/xx/2020 reflects the UPB in the amount of xx.
According to xxx Report, xx (debtor) had filed bankruptcy under chapter 13 with case# xx on xx/xx/2013. POC was filed by creditor ‘xx’ on xx/xx/2013 under deadline date with the secured claim in the amount of xx and with the arrearage in the amount of xx. The chapter 13 plan was filed on xx/xx/2013 and it was confirmed on xx/xx/2013. The Trustee’s final report was entered on xx/xx/2017 shows that debtor had paid the arrearage amount of xx towards creditor. However, debtor was discharged from bankruptcy on xx/xx/2018 and case was also terminated on the same date.
The comment dated xx/xx/2018 shows that reason for default is payment dispute. Unable to determine that dispute has been resolved or not.
The property is owner occupied and no visible damages were reported.
No comments have been found regarding foreclosure proceedings.

Update:
According to comments, the borrower is current with the loan.
No additional information was found in the collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to xxx Report, xx (debtor) had filed bankruptcy under chapter 13 with case# xx on xx/xx/2013. POC was filed by creditor ‘xx’ on xx/xx/2013 with the secured claim in the amount of xx and with the arrearage in the amount of xx. The chapter 13 plan was filed on xx/xx/2013 and it was confirmed on xx/xx/2013. The Trustee’s final report was entered on xx/xx/2017 shows that debtor had paid the arrearage amount of xx towards creditor. However, debtor was discharged from bankruptcy on xx/xx/2018 and case was also terminated on the same date.
Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	4: Unacceptable	* Release of xx (Lvl 4) "The subject xx was originated on xx.00 in favor of ‘xx.’ which was recorded on xx/xx/2003 under Bk/Pg# xx. According to the seller data provided in doc “Loan Level Issue Detail_Out”, there is a defective/invalid cancellation of subject xx was recorded on xx/xx/2018 in Bk/Pg# xx. This cancellation is invalid/defective as it is executed by an improper party and it references the incorrect Borrower and property address. Someone recorded a release for a different xx but referenced Book/Page # of subject xx. However, unable to determine whether issue has been resolved or not as no evidence found regarding the same in loan file. The updated title report dated xx/xx/2020 does not reflect this cancellation."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in GA State. The following disclosures are missing from the loan file.

Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
Disclosure of Additional Fees"
* Property is Manufactured Housing (Lvl 2)     "Home is affixed. According to the appraisal report (located-xx) dated xx/xx/2003, the subject property type is Manufactured Home. The tax search report shows separate tax assessment for land and improvements. Updated title report dated xx/xx/2020 shows that subject property type is Manufactured and VIN # xx. The ALTA 7 Endorsement is incorporated with the short form policy. Also the VIN #xx number is available in the legal description of the subject xx. However, Affixation document (located- xx) shows that home is affixed with permanently to the land and document contains the legal description same as xx legal."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form Disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2020 shows that the xx was originated on xx. City xx of IN, in the amount of xx. The subject xx was recorded on xx/xx/2006 with the Book/Page #xx.
The chain of the assignment has been completed. The current assignment is with U.S. xx xxx, not in its individual capacity, but solely as legal title trustee for xx.
There is a HOA lien is active against the property (Located- xx) in the amount of $xxxfavor of xx, which was recorded on xx/xx/2019.
There is a civil judgment available against the borrower in the amount of xx in favor of xx, successor in interest to xx.
There are six IRS liens against the borrower in the total amount of xx in favor of Department of the Treasury - Internal Revenue Service.

The annual installments of combined taxes for the year of 2019 have been paid in the amount of $xxxe current ownership is vested in the name of xx (borrower).

The review of the payment history shows that, the borrower is current with the loan and the next due date is for xx/xx/2020. The last payment was received on xx/xx/2020, in the amount of $xxx, which was applied for xx/xx/2020. The UPB stated in the payment history is xx. The Current P&I is $xxx and PITI is $xxx91, with the interest rate of 2%.

Collections Comments:The review of comment history shows that the borrower is current with the loan.
According to the comment history dated xx/xx/2020, the borrower’s income impacted by covid-19 and the comment dated xx/xx/2020, the servicer provided 3 months forbearance plan to the borrower which was started from 05/xx/20 to xx/xx/2020. However, the comment dated xx/xx/2020, the borrower terminated forbearance plan.  The comment dated xx/xx/2020 shows that, the reason for default is curtailment of income due to covid-19.
As per the comment dated xx/xx/2020, the borrower xx had deceased. No further details have been found.
No foreclosure activity has been found.  The borrower xx and xx had filed Bankruptcy under chapter-13 on xx/xx/2012 with the case#xx. The date of the last filing the bankruptcy is xx/xx/2012. The case was dismissed on xx/xx/2012 and got terminated on xx/xx/2012.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx and xx had filed Bankruptcy under chapter-13 on xx/xx/2012 with the case#xx. The date of the last filing the bankruptcy is xx/xx/2012. The case was dismissed on xx/xx/2012 and got terminated on xx/xx/2012.	According to the modification, the loan was modified xx/xx/2015 between the borrower xx and xx and the lender xx xxx, xx The new modified principal balance as per modification is in the amount of xx with interest rate starting at 2.000 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2015. The maturity date as per modification is xx/xx/2036. The interest-bearing amount is xx. The principal forgiven amount is xx. There is no deferred balance stated.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase State/Local Predatory Test Failed (Lvl 2) "This loan is failing for TX Constitution A6 Required Fees Test. Total fee charged is $xxx00 and allowed is $xxx00 however it is over by $xxx. Borrower to be refunded $xxx over-charged fees to Cure.
Fees Included-
Loan Origination Fee $xxx
Appraisal Fee $xxx
Credit Report Fee $xxxApplication Fee $xxx
Processing Fee $xxx
Administration Fee $xxx
Flood Determination - Initial Fee $xxxax Related Service Fee $xxxWire Transfer Fee $xxxettlement / Closing / Escrow Fee $xxx
Title Document Preparation Fee $xxxAttorney's Fee $xxx
Title Insurance $xxx10
TX Guarantee Fee $xxxecording Fee $xxx

Per statute, the SOL of 4 years has expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosure are missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of assignment has not been completed. The current assignment is with U.S. xx xxx, Not In Its Individual, Capacity But Solely As Legal Title Trustee For The xx. It should be with xx.
There is a junior xx against the subject property in favor of xx in the amount of xx.
The combined 1st and 2nd half taxes for the year of 2020 are paid in the total amount of $xxx	According to the payment history as of xx/xx/2020 the last payment was received on xx/xx/2020 and the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020.The P&I is in the amount of $xxx89 and PITI is in the amount of $xxx51. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The borrower is current with the loan. According to the payment history as of xx/xx/2020, the last payment was received on xx/xx/2020. The payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx89 and PITI is in the amount of $xxx51. The UPB reflected as per the payment history is in the amount of xx. The property is owner occupied and in good condition. No information has been found related damage or repairs.
As per the comment dated xx/xx/2020, the borrower has been impacted by the covid-19. Borrower has not received his income due to covid-19. The comment dated xx/xx/2020 shows that the borrower has rexxed a deferral and the deferral has been approved for 2 months. No further details have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between xx and Lender xx xxx, xx, xx/xx/2013. As per the modified term, the new principal balance is xx. The borrower promises to pay $xxx89 monthly with a modified interest rate of 6.250% beginning from xx/xx/2013 with a maturity date of xx/xx/2052.

Affiliated Business Disclosure Final Truth in Lending Discl. Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: Result: FAIL; Loan Data:  0.000% ; Comparison Data: 6.496% ; Variance:-6.496%.  This loan failed the TILA APR test.  The annual percentage rate (APR) is 6.496%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "• Subject property is located at HW State. However "Reciprocal Beneficiary/ Civil Union Addendum to Uniform Residential Loan Application" state disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per Final HUD-1, settlement date xx/xx/2005 which is different from note date xx/xx/2005."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable

According to Updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2006.
The chain of assignment has not been completed. Currently, the assignment is from xx of
America, xx to U.S. xx xxx, not in its individual capacity, but solely as legal title trustee for xx. The assignment should be with xx.
There are two delinquent tax certificates recorded against the subject property. The tax certificate was recorded on xx/xx/2013 by the xx for the delinquent taxes of the year 2011-2012 had not been paid by xx/xx/2012 which is in the amount of $xxxwever, as per the redemption certificate attached with the Updated title report Pg#xx, the taxes were redeemed by Exx on xx/xx/2013.
The second tax certificate was recorded on xx/xx/2015 by the same plaintiff for the delinquent taxes of the year 2014-2015 had not been paid by xx/xx/2015 which is in the amount of $xxxwever, as per redemption certificate attached with the Updated title report Pg#xx, the taxes were redeemed by xx on xx/xx/2016.
The 1st, 2nd, 3rd and 4th installment xx taxes of the year 2020 have been due in the amount of $xxxh was due on different dates.
As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 2.990%. The UPB is reflected in the payment history is in the amount of xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 2.990%. The UPB is reflected in the payment history is in the amount of xx.
The loan has not been modified.
The Post-closing details regarding the foreclosure and bankruptcy have not been found.
As per comment dated xx/xx/2020, the Covid-19 was emailed to all active address on file.
As per comment dated xx/xx/2020, the subject property is owner-occupied.
The comments do not provide any information regarding the damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* Missing HELOC Disclosures (RESPA) (Lvl 3) "This is a HELOC loan. However, the HELOC booklet is missing from the loan file."
* Missing Required Disclosures (Lvl 3) "This is a HELOC loan. However, the Disbursement sheet/Fees sheet/ Fee statement is missing from the loan file."	* Application Missing (Lvl 2) "Final Application is missing in the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Nevada State. The following Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Service transfer document is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, in favor of xx recorded in Instrument# | Book/Page#xx.
The chain of assignment has been not completed. Assignment from U.S. xx, xx, not in its individual capacity, but solely as legal title trustee for xx to xx is missing.
No active mortgages, liens, and judgments have been found.
No prior year delinquent taxes have been found.

As per the review of payment history as of xx/xx/2020, the borrower is current with a loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 6%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current loan status is performing. As per the review of payment history as of xx/xx/2020, the borrower is current with a loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 6%. The current UPB reflected as per the payment history is in the amount of xx.
The loan was modified on xx/xx/2017 between the borrower xx and xx and the servicer xx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 6.000 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2017. The maturity date as per modification is xx/xx/2057.
The reason for default is excessive obligations. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No comments have been found regarding Covid-19 impact.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower “xx” had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2006. The POC was filed on xx/xx/2006 with secured claim in the amount of xx and the arrearage amount of $xxx64. The plan was confirmed on xx/xx/2006. The debtor sxxpay the trustee $xxxr 60 months under Chapter 13. There is no comment indicating a cram-down. The bankruptcy was dismissed on xx/xx/2008.	The loan was modified on xx/xx/2017 between the borrower xx and xx and the servicerxx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 6.000 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2017. The maturity date as per modification is xx/xx/2057. This loan was modified once.	Affiliated Business Disclosure Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx.A. in the amount of xx, which was recorded on xx/xx/2001.
The chain of the assignment has not been completed. The latest assignment is withxx, Not In Its Individual Capacity, But Solely As Trustee For xx which was recorded on xx/xx/2020. However, the missing assignment is to xx.
No active liens and judgments have been found against the borrower and the property.Annual combined taxes for the year of 2019 have been paid on xx/xx/2019 in the amount of $xxx prior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/2020, the borrower is delinquent with the loan for one month and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx which includes P&I $xxx with the rate of interest 2.00%, which was applied for the due date of xx/xx/2020. The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the borrower is delinquent with the loan for one month. According to a review of the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx which includes P&I $xxx with the rate of interest 2.00%, which was applied for the due date of xx/xx/2020. The UPB does not reflect in the latest payment history; however, as per the tape data the UPB is in the amount of xx.
As per the comment dated xx/xx/2020, the borrower impacted due to the COVID-19. The borrower told that the borrower has been helping his children due to COVID-19 and expenses were increased. The servicer offered FB/RPP combo and deferment options. The comment dated xx/xx/2020 reveals that the loan was not eligible for a deferral due to state restrictions. No further details have been found.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xxx had filed for bankruptcy under Chapter-7 with the case# xx on xx/xx/2001. The debtor was discharged on xx/xx/2002 and the case was terminated on xx/xx/2002.	The Loan modification agreement was made on xx/xx/2015, between the borrower xx and the lender “xx”, beginning from xx/xx/2015 till the maturity date of xx/xx/2026. The new principal balance stated in the Modification is in the amount of xx. The interest rate is 2.000% and P&I is $xxx. The loan has been modified once since origination.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 is missing from the loan file; however, the values are updated from Itemization located at "xx"."	* Application Missing (Lvl 2) "The final Application is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan is failing TX Constitution A6 Total Indebtedness Test. Appraisal at the origination is missing from the loan file.
No CLTV ratio was provided. For TX Constitution A6 this information is required to determine if the loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds 80% of the fair market value of the homestead on the date the extension of credit is made"
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Texas state. The following required state disclosures are missing from the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from the loan file."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx.xxhe chain of the assignment has not been completed. The latest assignment is with xxx xx xxx, not in its individual capacity, but solely as legal title trustee for xx which was recorded on xx/xx/2016. However, it should be with xx.
There is a civil judgment in the favor of xx in the amount of xx which was recorded on xx/xx/2011.
There is a HOA lien in the favor of xx which was recorded on xx/xx/2020. However, the amount is unavailable.
There is a civil judgment in the favor of Harleysville INS Co Subrogee in the amount of xx which was recorded on xx/xx/2011.
There is a civil judgment in the favor of xx xx in the amount of $xxx was recorded on xx/xx/2011.
The annual installment of combined jurisdiction tax of 2019 has been paid in the amount of $xxx/xx/2019.
The annual installment of combined jurisdiction tax of 2020 is due in the amount of $xxx/xx/2021.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is current with the loan and the last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected is in the amount of xx.
As per the comment dated xx/xx/2020, the reason for default is the income has been impacted by covid 19.
The Step modification agreement was signed between the borrower xxx and the lender xx of xxx, N. A. on xx/xx/2016.
No comments have been found regarding bankruptcy in the latest servicing comments.
As per the xxx Report dated xx/xx/2020, located at “xx” the subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx, the debtor had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2000. Currently the Bankruptcy is not in active status since it was discharged on xx/xx/2004 and was fully terminated on xx/xx/2005.	This Step modification agreement was signed between the borrower xx and the lender xx of xxx, N. A. on xx/xx/2016.
The Unpaid Principal Balance is xx with interest rate 2.00% which steps up in 3 steps ending at 3.750%. The borrower promises to pay the monthly P&I of $xxxnning from xx/xx/2016. The maturity is xx/xx/2056. The interest bearing amount is xx and deferred balance in the amount of xx. There is no provision for the balloon payment. Previously, the loan has been modified in the year 2015.	Affiliated Business Disclosure Right of Rescission	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "The subject property is located in North Carolina. The following disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	No Result	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. which was recorded on xx/xx/2006.
The chain of the assignment has not been completed. The latest assignment is with U.S. xx xxx, not in its individual capacity, but solely as legal title trustee for xx which was recorded on xx/xx/2016. However, it should be with xx.
No active judgments or liens have been found.
1st installment of combined jurisdiction tax of 2020 has been paid in the amount of $xxxxx/xx/2020.
2nd installment of combined jurisdiction tax of 2020 is due in the amount of $xxxxx/xx/2020.
1st installment of city jurisdiction tax of 2020 has been paid in the amount of $xxxxx/xx/2020.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower has been delinquent with the loan for 5 months. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in bankruptcy and the borrower has been delinquent with the loan for 5 months. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected is in the amount of xx.
The loan modification agreement was made between (borrower) xx and (Lender) xx xxx, xx on xx/xx/2012.
As per the comment dated xx/xx/2020, the reason for default is the borrower diagnosed with cancer, cannot work.
As per the xxx Report dated xx/xx/2020, located at “xx” the subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2020. However, the foreclosure was put on hold as the borrower had filed bankruptcy on xx/xx/2020.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with the case # xx on xx/xx/2020 and the plan was confirmed on xx/xx/2020. As per the chapter 13 plan, the debtor sxxpay to the trustee the sum of $xxx per month for 60 months. The POC was filed on xx/xx/2020 with the secured claim amount of xx and arrearage is $xxx66. The date of the last filing is xx/xx/2020.	This loan modification agreement was made between (borrower) xx and (Lender) xx xxx, xx on xx/xx/2012.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 4.625% and new P&I is in the amount of $xxx beginning from xx/xx/2012. The maturity is xx/xx/2052. There is no provision for the balloon payment.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The final HUD is not signed by the borrower."	* Application Missing (Lvl 2) "final application / 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx.
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxx Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia. The following disclosures are missing from the loan file.
1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom).
2. Disclosure of Additional Fees."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx., for the amount of xx which was recorded on xx/xx/2007 with Instrument# xx.
The chain of xx assignment is incomplete. Currently xx assignment is withxx, not in its individual capacity, but solely as trustee of xx. It should be with xx.
There is HOA liens against the subject property in the favor of xx, for the total amount of $xxxch was recorded on xx/xx/2009.
There is State Tax Liens against the xx in the favor of xx for the amount of $xxxch was recorded on xx/xx/2018.
There is Credit Card Judgment against the borrower xx in the favor of xx for the total amount of $xxxch is recorded on xx/xx/2007.
The Borough first installment taxes for the year of 2021 have been paid in the amount of $xxxe Borough second, third and fourth installments taxes for the year of 2021 have been due in the total amount of $xxxch was due on xx/xx/2020, xx/xx/2021 and xx/xx/2021 respectively.
The annual utility charges of 2019/2020 have been delinquent in the amount of $xxx the good though date of xx/xx/2020.
The review of updated payment history as of xx/xx/2020, the borrower is regular with his payments and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx69 (PITI) which was applied for xx/xx/2020. The current P&I is $xxx58 with an interest rate of 4.000%. The current UPB is not reflected in the payment history. However, tape data shows UPB in the amount of xx.	Collections Comments:The collection comment as of xx/xx/2020 reflects that the borrower is performing with the loan. The borrower is regular with his payments and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx69 (PITI) which was applied for xx/xx/2020. The current P&I is $xxx58 with an interest rate of 4.000%. The current UPB is not reflected in the payment history. However, tape data shows UPB in the amount of xx.
The modification agreement was made on xx/xx/2016 as per the modified terms; the new UPB is xx.
As per the collection comment dated xx/xx/2020, the subject property is owner occupied and the borrower intends to keep the property. No damages or repairs are found. No details regarding the reason for default.
As per the collection comment dated xx/xx/2019, FC step sale was scheduled on xx/xx/2019. However, foreclosure sale was put on hold due to the loss mitigation plan (modification). Currently the borrower is performing with the loan. No information pertaining to bankruptcy has been found.
The collection comment dated xx/xx/2020 states the COVID email campaign, however, unable to determine whether the borrower’s income impacted by COVID-19. The collection comment does not reflect any information regarding the employment details.

Foreclosure Comments:The Lis pendens document attached with the updated title report located at “xx”, states that the foreclosure complaint was filed on xx/xx/2011 with case#xx. No further details have been found. According to the Lis pendens document located at “xx”, the foreclosure complaint was again filed on xx/xx/2016 with case#xx. The further details regarding the FC proceedings not found. According to the collection comment dated xx/xx/2018, the foreclosure sale was scheduled on xx/xx/2018. But later the FC sale was put on hold due to the trial mod plan. As per the collection comment dated xx/xx/2019, FC step sale was scheduled on xx/xx/2019. However, foreclosure sale was put on hold due to the loss mitigation plan (modification). Currently the borrower is performing with the loan.
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx/xx/2016 between the borrower "xx" and lender “xx, doing business as xx, not in its individual capacity, but solely as trustee for xx. As per the modified terms, the new principal balance is xx. The borrower has promised to pay the in the amount of $xxx58 with an interest rate of 4.000% beginning on xx/xx/2019 till maturity date of xx/xx/2048. The modification has Balloon provision and balloon payment amount is xx and the due on xx/xx/2048.	Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in xx State. The following state disclosures are missing from the loan file.
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
 2. NY Interest Rate Disclosure
 3. NY Hazard Insurance   Disclosure
 4. Tax Escrow Account Designation
5. xx Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
 7. Alternative xx Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
 10. Smoke Alarm Affidavit
11. xx Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
 13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
								17. Expiration of Lock-in or Commitment Period."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.A. in the amount of xx which was recorded on xx/xx/2007 with instrument#xx.

The chain of assignment has been completed. Currently, the assignment of xx is with U.S. xx, xx, not in its individual capacity, but solely as legal title trustee for xx which was recorded on xx/xx/2017. However, the last assignment should be done with xx.

No active judgments or liens have been found against the borrower/subject property.

The combined annual installment taxes for the year 2019 have been paid in the amount of $xxxxx/xx/2020. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. As per the seller’s tape data, the UPB reflected is in the amount of xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. As per the seller’s tape data, the UPB reflected is in the amount of xx. The collection comment dated xx/xx/2020 states the reason for default is excessive obligations. No comments have been found regarding foreclosure and bankruptcy in recent collection comments. The collection comment dated xx/xx/2020 states the COVID-19 email was sent to all active email addresses. The customer service response located at “xx” states your correspondence indicated that the Coronavirus (COVID-19) pandemic has affected your ability to make payments on this account. The hardship letter located at “xx” states the borrower has a huge reduction work and pay since the coronavirus started and rexxing to postpone payments due to this hardship. The collection comment dated xx/xx/2020 states forbearance, RPP, and reinstatement has been submitted to QC for approval. The same dated comment states QC has been completed and approved for forbearance/RPP combo. The plan starts from xx/xx/2020 to xx/xx/2020 for $xxxnd xx/xx/2020 to xx/xx/2021 for $xxx. The unexecuted copy of the special forbearance agreement located at “xx”. The xxx Report located at “xx” states the subject property is in average condition with no repairs noted.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* Lost Note Affidavit (Lvl 3) "The note/copy of the note is available at “xx”. However, the Lost Note Affidavit was found in the loan file. The Lost Note Affidavit is located at “xx" which was executed on xx/xx/2016 which is stating that the original Note has been misplaced or destroyed or lost."
* Missing HELOC Disclosures (RESPA) (Lvl 3)     "1. The subject loan is originated as HELOC. However, the Heloc booklet is missing from the loan file.

2. The disbursement sheet/Fee sheet/Fee Statement is missing from the loan file."	* Application Missing (Lvl 2) "The final loan application is missing from the loan files."
* Missing Appraisal (Lvl 2)     "The subject property appraisal report at origination is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in South Carolina. The following required state disclosures are missing from the loan file. 1. Agent Preference Disclosure 2. Casualty Insurance Disclosure 3. Manufactured Home Loan  Disclosures"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file"
* Operative index value is unable to confirm (Lvl 2)     "An operative index value is unable to be confirmed from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "An Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2020 the subject xx was originated on xx.xx and recorded on xx/xx/2007 for the amount of xx. The chain of assignment has not been completed, currently the assignment is with xx. There are no active liens and judgments found against the borrower. Annual taxes for the year 2020 will due on xx/xx/2020, xx/xx/2021 and xx/xx/2021. No prior delinquency has been found.	The review of the payment history shows that, the borrower has been delinquent for 3 months and the next due date is for xx/xx/2020. The last payment was received on xx/xx/2020, in the amount of $xxxch was applied for xx/xx/2020. The UPB stated in the payment history is xx. The Current P&I is $xxxPITI is $xxxh the interest rate of 5%.	Collections Comments:The current status of the loan is in collection.
The review of the payment history shows that, the borrower has been delinquent for 3 months and the next due date is for xx/xx/2020. The last payment was received on xx/xx/2020, in the amount of $xxxch was applied for xx/xx/2020. The UPB stated in the payment history is xx. The Current P&I is $xxxPITI is $xxxh the interest rate of 5%.
The loan has been modified since the origination.
No comments have been found regarding the foreclosure and bankruptcy.
The reason for default as per servicing comment is curtailment of income.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair.
As per the servicing comment dated xx/xx/2020 the borrower’s income has been impacted due to Covid-19.

Update:
According to comments, the borrower is current with the loan. No further information was found.
No additional information was found in the collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was done on xx/xx/2017, between the (borrower) xx and the (lender) xx. The reason for modification is financial hardship. As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of 5% with the modified P&I of $xxxrst payment date was due on xx/xx/2017 and the new maturity date is xx/xx/2047. There is a deferred balance of xx has been stated.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow acct disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in xx. The following state required disclosures are missing from the loan files,
1. Offer of Title Insurance
2. Choice of Title Insurer
3. Notice of Rights
4.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     ""The Servicing Transfer Disclosure is missing from the loan file. ""
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$12,385.84	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2020, the subject xx was originated on xx.00, with xx Homexx. with Instrument#xx|Book/Page#xx.

The chain of assignment has not been completed; currently, the assignment is with U.S. xx, xx, not in its Individual Capacity, but Solely as Legal Title Trustee for xx. However, it should be with xx.

There is a senior xx against the subject property active in the favor of " xx” which was recorded on xx/xx/2002 in the amount of xx with Instrument#xx|Book/Page# xx. As well as junior xx active in the favor of xx recorded on xx/xx/2006 in the amount of xx with Instrument#xx|Book/Page#xx.
There are certificate of Sale for 2006-2007 CCMUA and sewer taxes. The lien is in the combined redemption amount of $xxxthe favor of Collector of Taxes; xx and Collector of Taxes;xx Trustee xx. However, the abstract report shows taxes redeemed though no document is available in the detailed report.
3rd and 4th installments of combined taxes for the year of 2020 are due on xx/xx/2020 and xx/xx/2020 in the combined amount 4198.73.
According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx18. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per comment history, the loan is in active bankruptcy.
According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx18. The UPB reflected as per the payment history is in the amount of xx.
As per comment dated xx/xx/2018, the servicer approved modification plan to the borrower which was started from xx/xx/2018 in the monthly P&I 714.10 with fixed rate 4.125% New UPB in the amount of xx.The maturity date of xx/xx/2048.
As per comment history, the foreclosure was initiated. Unable to be determined the file was referred to an attorney and complaint was filed. Comment dated xx/xx/2018, the foreclosure judgment entered in the amount of xx. Comment dated xx/xx/2018; the foreclosure sale has been scheduled for xx/xx/2019. However, the foreclosure put on hold due to loss mitigation option.
Comment dated xx/xx/2020, the subject property is owner occupied and there is no evidence has been found of damage or repairs in the latest servicing comments.
As per comment dated xx/xx/2020, the reason for default is payment dispute.
No comments have been found regarding Covid-19 impact in the latest servicing comments.

Foreclosure Comments:As per comment history, the foreclosure was initiated. Unable to be determined the file was referred to an attorney and complaint was filed. Comment dated xx/xx/2018, the foreclosure judgment entered in the amount of xx. Comment dated xx/xx/2018, the foreclosure sale has been scheduled for xx/xx/2019. However, the foreclosure put on hold due to loss mitigation option.
Bankruptcy Comments:The borrower xx had filed bankruptcy under Chapter-13 with the Case# xx on xx/xx/2016. The POC was filed on xx/xx/2017, with the claim amount of xx and the arrearage amount is xx. The Chapter 13 plan was confirmed on xx/xx/2019. The debtor sxxpay to the trustee the sum of $xxx00 for 32 months under Chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx	According to the modification, the loan was modified on xx/xx/2018 between the borrower xx and the lender xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 4.125 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2018. The maturity date as per modification is xx/xx/2048. The interest-bearing amount is xx. There are no deferred balances and principal forgiven amount.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a xx broker sxxhave the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee.
A person licensed as a xx banker or correspondent xx banker sxxhave the right to charge only the following fees:
1 a credit report fee;
2 appraisal fee;
3 application fee;
4 commitment fee;
5 warehouse fee;
6 discount points;
7 lock-in fee;
8 a service fee not to exceed $xxxto cancel the xx; and
9 fees necessary to reimburse the xx banker for charges imposed by third parties limited to the following fees:
1 overnight delivery, messenger, fax, and other special delivery fees;
2 flood certification fees;
3 pest inspection or certification fees;
4 final inspection fees;
5 outside counsels' fees as permitted by N.J.S.A. §46:10A-6;
6 certified check fees;
7 credit report and appraisal update fees;
8 not more than one-year of xx insurance premiums;
9 survey fees;
10recording fees;
11title and title search fees, including title insurance premiums;
12taxes;
13tax service fees;
14radon test fees;
15other third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous.

Prohibited Fees Test: FAIL Loan Data: $xxx, Comparison Data: $xxxVariance: +$xxx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
1. NJ Application Disclosure
2. Delivery Fee Authorization
3. NJ Attorney Disclosure
4. Unacceptability of Insurance Notice
5. Attorney Disclosure II
6. Tax Bill Information
7. Private Well Testing
8. Lock-In Agreement
9. Commitment Disclosures
10. Choice of Insurer Disclosure
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx.A. which was recorded on xx/xx/2005.

The chain of the assignment has not been completed. The latest assignment isxx, doing Business as xx, not in its individual capacity, but solely as trustee for xxwhich was recorded on xx/xx/2015. It should be with xx.

There is senior xx active in the favor of xx in the amount of xx recorded on xx/xx/2000.

No active liens and judgments have been found.

Combined annual taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019.
No prior years delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxhe current P&I is $xxx and the interest rate of 4.00%. The new UPB is does not reflect in the available payment history. As per the tape data as of xx/xx/2020, the new UPB is reflected in the amount of xx.	Collections Comments:The loan present status is performing. According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxhe current P&I is $xxx and the interest rate of 4.00%. The new UPB is does not reflect in the available payment history. As per the tape data as of xx/xx/2020, the new UPB is reflected in the amount of xx.
The reason for default is unable to be determined. The foreclosure activity has not been found. The subject property is owner occupied. No, any damage and repairs have been found. No, any information found regarding covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx and xx had filed bankruptcy under chapter 13 with the case# xx on xx/xx/2010. The schedule D filed on xx/xx/2010 shows the amount of claim is xx and the value of collateral is xx. The plan was confirmed on xx/xx/2011. The POC was filed by BAC on xx/xx/2010 for the secured claim amount is xx and the arrearage amount of $xxxhe debtor was dismissed on xx/xx/2014 and the case was terminated on xx/xx/2014. There is no cram down.	The modification agreement was made on xx/xx/2015 between the borrowerxx andxx. As per the modified terms, the new principal balance is xx. The borrower has promised to pay for the amount of $xxx with an interest rate of 4.00% beginning on xx/xx/2015 till new maturity date of xx/xx/2055.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan is failing TX Constitution A6 Total Indebtedness Test. Appraisal at the origination is missing from the loan file.
No CLTV ratio was provided. For TX Constitution A6 this information is required to determine if the loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds 80% of the fair market value of the homestead on the date the extension of credit is made"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. The annual percentage rate (APR) is 6.340%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. TILA APR Test: Loan data: 0.000%, Comparison data: 6.340%, Variance: -6.340%"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file. 1. TX Loan Agreement Notice 2. Commitment Requirement/Anti-Tying 3. TILA Disclosures in Spanish 4. Fair Market Value of Homestead Property Acknowledgment 5. Choice of Insurance Notice 6. Collateral Protection Insurance Disclosure 7. Non-Deposit Investment Product Disclosure Are there any promotional materials? 8. Insurance Solicitation/Post Commitment Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report dated xx/xx/2020 shows that, subject xx with (borrower) xx and the (Lender) xx as nominee for xx was originated on xx.xx which was recorded on xx/xx/2007 with book/page #xx.

Chain of assignment has not been completed, last assignee xx is missing and the last assignment was done fromxx (formerly known as xx) toxx, doing business as xx not in its individual capacity but solely as trustee for xx which was recorded on xx/xx/2014.

There is one civil judgment against the borrower in the favor of xx. in the amount $xxxd on xx/xx/2016.

There is one civil judgment against the borrower in the favor of xx, recorded on xx/xx/2014.

1st and 2nd installment of combined taxes for the year 2019-20 have been paid in the amount $xxxxxxnual tax amount is xx. No delinquent taxes have been found.
Current ownership of the subject property is vesting in the name (borrower)xx.
According to the payment history as of xx/xx/2020, the borrower is current. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.	Collections Comments:As per servicing comments, the loan is current. According to the payment history as of xx/xx/2020, the borrower is current. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.
Information regarding reason for default is not available in latest servicing comments.
Borrower is making payment as per modification agreement dated xx/xx/2017.
Information regarding foreclosure is not available in latest servicing comments.
As per comments dated xx/xx/2019, subject property is owner occupied and comments regarding damage to the subject property are not found.

Update:
According to comments, the borrower is current with the loan. No further information was found.
No additional information was found in the collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was done betweenxx (borrower) and xx (servicer) on xx/xx/2017. Reason for modification is financial hardship. As per modification, unpaid principal balance is xx. Deferred balance is xx and hence the interest bearing amount is xx. Borrower promises to pay xx with interest rate 4.00% and P&I $xxxnning on xx/xx/2017. New maturity date is xx/xx/2047.	Affiliated Business Disclosure HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer	4: Unacceptable	* ComplianceEase State/Local Predatory Test Failed (Lvl 4) "The CE risk indicator is Significant as the loan is failing for NY GRBB Part 41 High Cost Home Loan Points and Fees Threshold Test, NY AB 11856 High Cost Home Loan Points and Fees Threshold Test and NY AB 11856 High Cost Home Loan Financing of Points and Fees Test.
Total fees charged are xx and allowed is xx, however it is over charged by +$xxxative Claims can be made within 6 years of Origination and that the Note Date is xx/xx/2007. SOL for affirmative claims has been expired; however borrower may bring defensive claims at any time during the loan term after an action to foreclose on collateral.
Fees Included:-
Loan Discount Fee $xxxication Fee $xxxessing Fee $xxxrwriting Fee $xxxment Preparation Fee $xxxmpletion of repairs escrow $xxx Review $xxxlement / Closing / Escrow Fee $xxx	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is available in the loan file. Some points and fees are given hand written. However, same copy of HUD-1 is considered for ComplianceEase test."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxinance Charge Test: FAIL Loan Data: xx Comparison Data: xx Variance: -xx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Foreclosure Rescission Finance Charge Test: FAIL Loan Data: xx Comparison Data: xx - Variance: xx.
This loan failed the TILA APR test.
The annual percentage rate (APR) is 8.209%. The disclosed APR of 7.701% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: FAIL Loan Data: 7.701% Comparison Data: 8.209% Variance: -0.508%."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.

1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. xx Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative xx Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. xx Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form Disclosure is missing from the loan file."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$20,000.01	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2020, the subject xx was originated on xx.00, with xx, a xx.
The chain of assignment has not been completed. Currently, the assignment is withxx. It should be with xx.
The notice HOA lien was filed against the borrower xx and judgment was entered on xx/xx/2013 in the favor of xx in the amount of $xxxere is an active statement of lien against the subject property which was recorded on xx/xx/2014 in the favor of xx in the amount of $xxxere is an active junior xx which was recorded on xx/xx/2004 in the amount of xx in the favor of xx.
Annual xx taxes for the year of 2020 have been due in the amount of $xxx	As per review of latest payment history as of xx/xx/2020 the borrower has been current with the loan and the next due date is xx/xx/2020.The last payment was received on xx/xx/2020 in the amount of $xxx50 which is applied for the due date of xx/xx/2020. The payment history tape data as of xx/xx/2020 reflects the UPB in the amount of xx.	Collections Comments:Review of updated payment history as of xx/xx/2020, the loan is currently performing. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx50 for the due date of xx/xx/2020. The UPB as of the date is in the amount xx. As per comment dated xx/xx/2019 roof of the property is leaking and borrower filed insurance claim in the amount of $xxxwever, no further information regarding repairs found in comments.
The review of the collection comment shows that the loan is Performing.
As per review of latest payment history as of xx/xx/2020 the borrower has been current with the loan and the next due date is xx/xx/2020.The last payment was received on xx/xx/2020 in the amount of $xxx50 which is applied for the due date of xx/xx/2020. The payment history tape data as of xx/xx/2020 reflects the UPB in the amount of xx.
As per the servicing comments, the subject property is owner occupied.
As per the servicing comments, the property had damage due to Wind/ hail and the date of loss is xx/xx/2018. As per the servicing comment dated xx/xx/2019, the total amount of claim of $xxx86 has been received. The check#xx for the claim # xx has been received in the amount of $xxx 0xx/xx/2019. The check#xx for the claim # xx has been received in the amount of $xxx and check#xx has been received in the amount of $xxx xx/xx/2019.The check#xx for the claim # xx has been received in the amount of $xxx xx/xx/2019 and check#xx has been received in the amount of $xxx68 on xx/xx/2019. No comments have been found regarding the repairs.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable	The loan modification agreement was made between (borrower) xx and (Lender)xx , on xx/xx/2016.The borrower promises to pay the new UPB in the amount of xx with the annual fixed interest rate of 3.000% and the modified P&I is in the amount of $xxx33 beginning from xx/xx/2016 till the maturity date xx/xx/2054. The lender has agreed to forgive xx of the unpaid principal balance.	Affiliated Business Disclosure Credit Application Final Title Policy is not legible Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	3: Curable		* Final Title Policy is not legible (Lvl 3) "The final Title Policy is missing from the loan file however, Commitment is available in the loan file which is located at ("xx")." * HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization are also missing from the loan file." * Lost Note Affidavit (Lvl 3) "The “Lost Note Affidavit” is available in the loan file and located at "xx” which is stating that the original Note was destroyed or lost and there is a duplicate copy of Note is also available in the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file." * Final TIL Missing or Not Executed (Lvl 2) "The final TIL is missing from the loan file." * Missing Appraisal (Lvl 2) "An Appraisal report at origination is missing from the loan file." * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer disclosure is missing from the loan file." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$15,795.86	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx.00, which was recorded on xx/xx/2008.
The chain of the assignment has not been completed. The latest assignment is from xx. to U.S. xx, xx, Not In Its Individual Capacity, But Solely As Legal Title Trustee For xx which was recorded on xx/xx/2017. However, the missing assignment is to xx.
There is an active senior xx prior to subject xx against the subject property in the favor ofxx. in the amount of xx which was recorded on xx/xx/1993.
There is an active judgment against the borrower xx in the favor of xx in the amount of $xxxch was recorded on xx/xx/2010.
There is a senior ECB lien open against the subject property as there were two Unlicensed Cars Parked at the driveway with code violation number xx which was recorded on xx/xx/2003.
The first installment borough taxes for the year of 2021 have been paid on xx/xx/2020 and second, third, and fourth installment taxes are due on xx/xx/2020, xx/xx/2021 and xx/xx/2021 respectively each in the amount of $xxxe annual utility taxes for the year of 2020  have been delinquent total in the amount of $xxxch were good through on xx/xx/2020.
According to a review of the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx29 which includes P&I $xxx13 with the rate of interest 5.625%, which was applied for the due date of xx/xx/2020. The UPB does not reflect in the latest payment history; however, as per the tape data, the UPB is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the borrower is performing with the loan. According to a review of the payment history as of xx/xx/2020, the borrower is performing with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx29 which includes P&I $xxx13 with the rate of interest 5.625%, which was applied for the due date of xx/xx/2020. The UPB does not reflect in the latest payment history; however, as per the tape data, the UPB is in the amount of xx. No modification, forbearance details are available in recent collections comments. No foreclosure activity has been found. As per the xxx Report dated xx/xx/2020 located at “xx”, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed bankruptcy under chapter-7 with case# xx on xx/xx/2011. The debtor was dismissed on xx/xx/2011 and the case was fully terminated on xx/xx/2011.
According to the modification, the loan was modified on xx/xx/2017 between the borrowerxx and the lender xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 5.625% and the borrower promises to pay P&I in the amount of $xxx13 beginning from xx/xx/2017. The maturity date as per modification is xx/xx/2053. This loan was modified once.	Affiliated Business Disclosure Notice of Servicing Transfer	4: Unacceptable	* ComplianceEase State/Local Predatory Test Failed (Lvl 4) "The CE risk indicator is Significant as the loan is failing NY GRBB Part 41 High Cost Home Loan Points and Fees Threshold Test and NY AB 11856 High Cost Home Loan Points and Fees Threshold Test.
Total fees charged is xx and allowed is xx, however it is over charged by $xxx.
Affirmative Claims can be made within 6 years of Origination and that the Note Date is xx/xx/2007. SOL for affirmative claims has been expired. Borrower may bring defensive claims at any time during the loan term after an action to foreclose on collateral.
Fees Included:-
Loan Origination Fee $xxx00
Yield Spread Premium (Indirect / POC) $xxx50
Application Fee $xxx
Processing Fee $xxx
Underwriting Fee $xxx
Flood Determination - Life of Loan Fee $xxxTax Related Service Fee $xxxAttorney's Fee $xxx
Title Courier Fee $xxxFunding, Wire, or Disbursement Fee $xxx	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2020, the subject xx was originated on xx.00, with xx. with Instrument#xx|Book/Page# xx. However, the subject xx re-recorded on xx/xx/2006 due to Incorrect legal.

The chain of assignment has not been completed; currently, the assignment is with xx., not in its Individual Capacity, but Solely as Legal Title Trustee for xx. However, it should be with xx.

There is a senior xx against the subject property active in the favor of "xx” which was recorded on xx/xx/1992 in the amount of $xxxh Instrument# xx|Book/Page# xx.
There is a partial release recorded on xx/xx/2006 due to Incorrect legal.
There are no active lien and judgments against the borrower.
Annual combined taxes for the year of 2019 are paid on xx/xx/2020 in the amount of $xxx	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per comment history, the borrower is performing with the loan.
According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
As per comment dated xx/xx/2020, the reason for default is curtailment of income due to covid-19. Comment dated xx/xx/2020, the borrower has disputed about a payment and she said that the servicer debited her account. No further details have been found.
Comment dated xx/xx/2020, the subject property is owner occupied and there is no evidence has been found of damage or repairs in the latest servicing comments.
No foreclosure activity has been found.
There is no evidence has been found regarding bankruptcy in the latest servicing comments.

Update: No additional information found in recent collection comments.
Foreclosure Comments:As per updated title report, the foreclosure was initiated. Unable to determine the file was referred to an attorney and complaint was filed on xx/xx/2009. However, the foreclosure put on hold due to borrower filed bankruptcy under chapter 13. No further details have been found.
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2011. POC on xx/xx/2011 shows the claim amount of xx and an arrearage in the amount of $xxx71. Schedule D in a xxx dated xx/xx/2011 states; the amount of claim without deducting the value of the collateral was xx and value of collateral that support for this claim was xx. Therefore, the unsecured portion remained as $xxxer amended plan was filed on xx/xx/2011, debtor sxxpay $xxx for 60 months. The plan was confirmed on xx/xx/2011. Trustee’s final report dated xx/xx/2016 states that the debtor had paid to creditor principal in the amount of xx and arrearage is in amount of $xxx71 with interest paid $xxxhrough bankruptcy. BK case was discharged on xx/xx/2016 and it was terminated on xx/xx/2016.
Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Loan Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.850%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
The loan data is 0.000% and comparison data is 6.850%; hence, the variance is -6.850%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file. 8. TX Loan Agreement Notice 9. Commitment Requirement/Anti-Tying 10. TILA Disclosures in Spanish 11. Home Equity Consumer Disclosure 12. Home Equity Loan Interest and Fees Preclosing Disclosure   13. Home Equity Loan Copies of Documents 14. Home Equity Loan Rescission Notice 15. Fair Market Value of Homestead Property Acknowledgment 16. Home Equity Loan Notice of Address for Borrower Notification of Violation 17. Choice of Insurance Notice 18. Collateral Protection Insurance Disclosure 19. Non-Deposit Investment Product Disclosure Are there any promotional materials? 20. Insurance Solicitation/Post Commitment Requirement 21. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 in favor of xx as nominee for xx.
The chain of assignment has not been completed. Currently loan is with ‘xx Not in its individual Capacity, but solely as legal title trustee for xx’ instated of xx.
There is active senior xx against the subject property in the favor of ‘xx’, the in amount of xx which was recorded on xx/xx/2000 (instrument# xx ).
The xx taxes for 2019 have been paid off in amount of $xxx prior delinquent taxes have been found.
The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2020 to till date. The loan has been in delinquency for more than 1 Month. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 3.990 % and P&I is $xxx which was applied for the due date of xx/xx/2020. The provided tape data of payment history as of xx/xx/2020 reflects current unpaid principal balance is in the amount of xx.
Collections Comments:Comments:
xx
The Payment History dated xx/xx/2020 reveals that the borrower has been the delinquent from xx/xx/2020 to till date. The loan has been in delinquency for more than 1 Month. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 3.990 % and P&I is $xxx which was applied for the due date of xx/xx/2020. The provided tape data of payment history as of xx/xx/2020 reflects current unpaid principal balance is in the amount of xx.
As per latest comment dated xx/xx/2020 the borrower has been impacted by Covid-19 and loss of income due to unemployment. The latest comment dated xx/xx/2020 shows the same. No evidences have been found regarding Covid-19 plans.
The review of loan file and collection comments states that foreclosure was initiated in 2018. The foreclosure file was referred to attorney on xx/xx/2018 and complaint was filed on xx/xx/2018. No further details have been found.
The latest comment dated xx/xx/2020 shows that subject property is occupied by owner.
The latest xxx Report (located-xx) dated xx/xx/2020 shows that subject property is occupied by owner and no visible damages have been found.
The loan has not been modified since origination.
No evidences have been found regarding Bankruptcy filing.

Foreclosure Comments:The review of loan file and collection comments states that foreclosure was initiated in 2018. The foreclosure file was referred to attorney on xx/xx/2018 and complaint was filed on xx/xx/2018. No further details have been found.
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	3: Curable	* Missing HELOC Disclosures (RESPA) (Lvl 3) "Following HELOC disclosures are missing from the loan file. Disbursement sheet/Fees sheet/ Fee statement"	* Application Missing (Lvl 2) "Final Application is missing from loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of loan origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in FL State. The following disclosures are missing from the loan file.

Anti-Coercion Notice
Insurance Sales Disclosure"
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx.

The chain of the assignment has not been completed. The latest assignment is  xx. which was recorded on xx/xx/2012. It should be with xx.

There is a junior xx active in the favor of xx, as duly appointed
xx in the amount of xx recorded on xx/xx/2003.

There is a junior xx active in the favor of xx. in the amount of $xxxorded on xx/xx/2010.

There is a junior xx active in the favor of xx
xx in the amount of $xxxorded on xx/xx/2010.

There are 2 state tax liens active in the favor of xx State Department of State in the amount of $xxx50 against the borrower.

There are 2 xx judgments active in the favor of xx in the amount of $xxx.51.

xx 1st, 2nd, and 3rd installment of taxes for the year of 2020 have been paid in the amount of $xxxx 4th installment of tax for the year of 2020 has been due in the amount of $xxxxx/xx/2020.

Combined 1st installment of tax for the year of 2020-2021 has been paid in the amount of $xxxn xx/xx/2020.

Combined 2nd, 3rd and 4th installment of taxes for the year of 2020-2021 have been due in the amount of $xxxior years delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.

Collections Comments:The borrower is current with the loan. According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is curtailment of income. The subject property has been occupied by the owner. No comments have been found for damage or repairs.

Foreclosure Comments:The foreclosure was initiated in 2013. The foreclosure 1st lis pendens was filed on xx/xx/2013 and the second lis pendens was filed on xx/xx/2013 and the 3rd lis pendens was filed on xx/xx/2015. The foreclosure was put on hold due to modification on xx/xx/2018. No further details have been found.
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2007. The POC was filed on xx/xx/2008, the POC amount is xx and the arrearage amount is xx. he schedule-D of xxx shows $xxx unsecured portion out of the claim amount xx, Did not see comments indicating a cram down.	According to the modification, the loan was modified on xx/xx/2018 in between the borrowerxx and lender xx. The new modified principal balance per modification is in the amount of xx with interest rate starting at 3.000 % and borrower promises to pay P&I in the amount of $xxx beginning on xx/xx/2018. The maturity date reflects per modification is xx/xx/2048.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement xx Insurance Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 point and fees are not clear and HUD-1 copy is eilligible."	* Application Missing (Lvl 2) "Final Application along with the initial application is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "The xx insurance Certificate is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Origination appraisal is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The service transfer disclosure is missing in the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2020 the subject xx was on xx/xx/2006 with lender xx. and recorded on xx/xx/2007 for the amount of xx.
The chain of assignment has not been completed, currently the assignment is with xx ,xx.
There are no active liens and judgments found against the borrower.
Annual utility, school and xx taxes for the year 2019 are paid in the total amount of $xxx prior delinquency has been found.
According to the payment history as of dated xx/xx/2020 the borrower is regular with the payment and the next due date is xx/xx/2020. The last payment was received on 1631.46(PITI). The monthly P&I is in the amount of $xxx with an interest rate of 5.500%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of dated xx/xx/2020 the borrower is regular with the payment and the next due date is xx/xx/2020. The last payment was received on 1631.46(PITI). The monthly P&I is in the amount of $xxx with an interest rate of 5.500%. The current UPB is reflected in payment history for the amount of xx.
The loan has been modified since the origination.
No comments have been found regarding the foreclosure and bankruptcy.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair.
Also, no comments have been found regarding the income impacted due to covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification Agreement, the loan was modified on xx/xx/2016. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 5.500 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2016. The maturity date as per modification is xx/xx/2036. This loan was modified once.

Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The CE risk indicator is Significant as the loan is failing TX Constitution A6 Total Indebtedness Test. Appraisal at the origination is missing from the loan file.
No CLTV ratio was provided. For TX Constitution A6 this information is required to determine if the loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds 80% of the fair market value of the homestead on the date the extension of credit is made."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.  The annual percentage rate (APR) is 6.591%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business discloure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable

The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx. A. which was recorded on xx/xx/2006.

The chain of the assignment has not been completed. The latest assignment is withxx, Not in its Individual Capacity but Solely as Trustee for xx which was recorded on xx/xx/2018. However, it should be with xx.

No active judgments or liens have been have been found.

Annual installment of combined taxes of 2019 has been paid in the amount of $xxxxx/xx/2020.
No prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 7.19% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history reflects the UPB in the amount of xx.	Collections Comments:Comments:
xx

As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 7.19% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history reflects the UPB in the amount of xx.
No comments have been found regarding foreclosure proceedings.
As per xxx report borrower did not file bankruptcy since loan origination.
The reason for default is not mentioned in available servicing comments.
The property is owner occupied and no visible damages were reported.
As per xxx Report (located- xx) dated xx/xx/2020, subject property is occupied by owner and no visible damages have been found.
As per latest comment dated xx/xx/2020 the borrower has been impacted by Covid-19. The comment shows that reason for default as borrower is not working due to covid-19. No further comments have been found regarding Covid-19.

Update: No additional information found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application/1003 is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The CE risk indicator is Significant as the loan is failing TX Constitution A6 Total Indebtedness Test. Appraisal at the origination is missing from the loan file.
No CLTV ratio was provided. For TX Constitution A6 this information is required to determine if the loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds 80% of the fair market value of the homestead on the date the extension of credit is made."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL Loan Data 0.000% Comparison Data 7.191% Variance -7.191%.
This loan failed the TILA APR test.
The annual percentage rate (APR) is 7.191%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in TX State. The following disclosures are missing from the loan file.

Commitment Requirement/Anti-Tying
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:

According to Updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2007.
The chain of assignment has not been completed. Currently, the assignment is from xx, to xx, doing business as xx, not in its individual capacity, but solely as trustee for xx. The assignment should be with xx.
No active liens and judgments have been found against the borrower and property.
Annual combined taxes of the year 2019 have been paid in the amount of $xxx prior years of delinquent taxes have been found.
As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxich was applied for the due date of xx/xx/2020. The current P&I is $xxxd PITI is $xxxhe UPB is reflected in the payment history is in the amount of xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxich was applied for the due date of xx/xx/2020. The current P&I is $xxxd PITI is $xxxhe UPB is reflected in the payment history is in the amount of xx.
The loan has not been modified since origination.
The post-closing details regarding the foreclosure have not been found.
The borrower xx had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2011. The plan was confirmed on xx/xx/2012. The POC was filed by xx xxx, xx on xx/xx/2012 with the secured claim amount of xx and the arrearage is xx. As per Deadline/hearing the deadline to file the POC was set for xx/xx/2012. As per Trustee’s final report dated xx/xx/2016, the arrears have been paid in the amount of xx to the creditor “xx”. As per chapter-13 plan dated xx/xx/2014, the debtor sxxpay the trustee $xxxnthly for 29 months for the base amount of xx beginning from xx/xx/2014.As per the Schedule-D of xxx dated xx/xx/2011, the amount of claim is xx and the value of collateral is xx.  The case was terminated on xx/xx/2016. The date of last filing was xx/xx/2016.
As per comment dated xx/xx/2020, the Covid-19 mail was sent.
As per xxx Report dated xx/xx/2020, the subject property is owner-occupied and average in condition. The comments do not provide any information regarding the damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2011. The plan was confirmed on xx/xx/2012. The POC was filed by xx xxx, xx on xx/xx/2012 with the secured claim amount of xx and the arrearage is xx. As per Deadline/hearing the deadline to file the POC was set for xx/xx/2012. As per Trustee’s final report dated xx/xx/2016, the arrears have been paid in the amount of xx to the creditor “xx”. As per chapter-13 plan dated xx/xx/2014, the debtor sxxpay the trustee $xxxnthly for 29 months for the base amount of xx beginning from xx/xx/2014.As per the Schedule-D of xxx dated xx/xx/2011, the amount of claim is xx and the value of collateral is xx. The case was terminated on xx/xx/2016. The date of last filing was xx/xx/2016.	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* ComplianceEase State/Local Predatory Test Failed (Lvl 2) "This loan is failing for TX Constitution A6 Required Fees Test. Total fee charged is $xxxd allowed is $xxxowever it is over by +$xxx. Borrower has been charged Loan Discount Fee$xxx95 and that the Bona Fide Disclosure or Rate sheet is missing in the loan file confirming the discount points are bona fide . Either rate sheet/ Bona fide disclosure to be provided or Borrower to be refunded $xxx overcharged fee to cure.

Fees Included-
Loan Discount Fee $xxx95
Appraisal Fee $xxx
Credit Report Fee $xxxUnderwriting Fee $xxx
Flood Determination - Initial Fee $xxxTax Related Service Fee $xxx
Title Document Preparation Fee $xxx
Title Insurance $xxx
Assignment Endorsement Fee $xxx
Title Courier Fee $xxxTax Certificate $xxxTexas Guaranty Fee $xxxecording Fee $xxx

Per statute, the SOL of 4 years has expired."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, with xx as nominee for  xx, With the Instrument # xx.

The chain of assignment has not been completed. The last assignment is with xx,  doing business as xx, not in its individual capacity, but solely as trustee for xx. However it should be with xx

No active liens and judgments are found against borrower.

Taxes:
• Annual combined/School taxes for the year 2019 have been paid on xx/xx/2019 in the amount of $xxx37.
According to the payment history as of xx/xx/2020, the borrower is the borrower is current with the loan payments. The last payment was received on xx/xx/2020, the applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020.The P&I is in the amount of $xxx and PITI is in the amount of $xxx64. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The Loan current status is performing.
According to the payment history as of xx/xx/2020, the borrower is current with the loan payments. The last payment was received on xx/xx/2020, the applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020.The P&I is in the amount of $xxx and PITI is in the amount of $xxx64. The UPB reflected as per the payment history is in the amount of xx.
The borrower has been making payment as per Loan modification agreement was made on xx/xx/2019. The agreement made between the borrowers xx and xx   and lender is xx, The new modified principal balance as per modification is in the amount of xx with interest rate starting at 5.500 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2019. The modification contains balloon provision.The maturity date as per Loan modification agreement is xx/xx/2049.
According to collection comment dated xx/xx/2020 RFD the borrower is being impacted by Covid-19. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No evidence has been found regarding litigation and contested matter.

Update: No additional information found in recent collection comments.
Foreclosure Comments:According to collection comment xx/xx/2018,the foreclosure was put on hold due to BK filed on xx/xx/2016,hence the Foreclosure was initiated in 2016.However according to collection comment dated xx/xx/2019 the foreclosure was dismissed due to loss mitigation workout. The FC has been dismissed on date xx/xx/2019.
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 which is converted into chapter-13 with the case# xx on xx/xx/2016.The POC was filed on xx/xx/2016, the POC amount is xx and the arrearage amount is xx. The debtor sxxpay the trustee $xxx00 for 60 Months under chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx; however, the unsecured portion is $xxx There is no comment indicating a cram down. However the bankruptcy was dismissed on xx/xx/2019 and terminated on xx/xx/2019.	The borrower has been making payment as per Loan modification agreement was made on xx/xx/2019. The agreement made between the borrowers xx and xx and lender is xx Shellpoint xx servicing, The new modified principal balance as per modification is in the amount of xx with interest rate starting at 5.500 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2019. The modification contains balloon provision.The maturity date as per Loan modification agreement is xx/xx/2049. This modification is recorded in xx Texas	Affiliated Business Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
 Loan Data: xx, Comparison Data: xx, Variance:-$xxx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx
 TILA Foreclosure Rescission Finance Charge Test FAIL, Loan Data: xx, Comparison Data: xx, Variance:-$xxx.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxx ComplianceEase TILA Test Failed (Lvl 2)     "• TILA Foreclosure Rescission Finance Charge Test:
• TILA Finance Charge Test: FAIL, Loan Data: xx, Comparison Data: xx, Variance:-$xxx."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form Disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "ROR date is after the Note date."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of assignment has not been completed. The current assignment is with xx. It should be with xx.
There are no active liens and judgments.
The combined taxes for the year of 2019 are paid in the total amount of $xxx	As per the latest payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 in the amount of $xxx90 for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current unpaid principal balance is xx.	Collections Comments:The loan is currently performing. The last payment was received on xx/xx/2020 in the amount of $xxx90 for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current unpaid principal balance is xx.
The loan was modified on xx/xx/2013. As per modification agreement the new principal balance is in the amount of xx. The borrower had promised to pay P&I payment in the amount of $xxx46 with the rate of 2.00% started from xx/xx/2013. This is step rate modification; the rate had been started from 2.00% and will end on 3.50%. The Maturity of this agreement is xx/xx/2052.
According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case#xx on xx/xx/2015. The debtor had filed the amended chapter 13 plan on xx/xx/2016 which was confirmed on xx/xx/2016. According to the plan, the debtor sxxpay to the trustee $xxx00 for 54 months. The creditor had filed the POC on xx/xx/2015 with secured claim amount of xx and arrearage of $xxx. The last day of filing is xx/xx/2020.
No any damages have been found to the subject property. The subject property is owner occupied. No comment found stating that the borrower’s income is impacted due to Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case#xx on xx/xx/2015. The debtor had filed the amended chapter 13 plan on xx/xx/2016 which was confirmed on xx/xx/2016. According to the plan, the debtor sxxpay to the trustee $xxx00 for 54 months. The creditor had filed the POC on xx/xx/2015 with secured claim amount of xx and arrearage of $xxx. The last day of filing is xx/xx/2020.	The loan was modified on xx/xx/2013. As per modification agreement the new principal balance is in the amount of xx. The borrower had promised to pay P&I payment in the amount of $xxx46 with the rate of 2.00% started from xx/xx/2013. This is step rate modification; the rate had been started from 2.00% and will end on 3.50%. The Maturity of this agreement is xx/xx/2052.	Affiliated Business Disclosure Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease risk indicator is "Moderate".

This loan failed the TILA finance charge test.

The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.

The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing in the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 in favor of xx”.
The chain of assignment has not been completed. The last assignment is with xx dbaxx which was recorded on xx/xx/2018.xx It should be with xx.

There is a state tax active against the borrower xx in the amount of xx recorded on xx/xx/2007.

There is credit card judgment active in the favor of xx amount of judgment has not been provided recorded on xx/xx/2017.

Combined 4th installment of tax for the year of 2019 has been paid in the amount of $xxxxx/xx/2019.
Utilities 2nd installment for the year of 2020 has been delinquent in the amount of $xxx on xx/xx/2020 and good through on xx/xx/2020.
No prior year delinquent taxes have been found in the updated title report.	As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx12 which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx12 with an interest rate of 2.000%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is performing. As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx12 which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx12 with an interest rate of 2.000%. The current UPB reflected as per the payment history is in the amount of xx. As per comment dated xx/xx/2020, borrower stated the reason for default is that he is affected by covid 19. This modification agreement was made between Lender xx and Borrower xx on xx/xx/2015. As per the modified term, combined principal balance isxx of the combined principal balance is permanently forgiven so the new principal balance is xx. The borrower promises to pay $xxx monthly with a modified interest rate of 2.000% beginning from xx/xx/2015 with a maturity date of xx/xx/2037. The modification does not have a Balloon provision. The loan was modified once.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between Lender xx and Borrower xx on xx/xx/2015. As per the modified term, combined principal balance isxx of the combined principal balance is permanently forgiven so the new principal balance is xx. The borrower promises to pay $xxx monthly with a modified interest rate of 2.000% beginning from xx/xx/2015 with a maturity date of xx/xx/2037. The modification does not have a Balloon provision. The loan was modified once.	Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Hud-1 is not signed by the borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "State Regulations Restricted Fees
Prohibited Fees Test: FAIL Loan data $xxx00 Comparison data $xxxariance +$xxx00"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "State Regulations Restricted Fees
Prohibited Fees Test: FAIL Loan data $xxx00 Comparison data $xxxariance +$xxx00
This loan failed the prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a xx broker sxxhave the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee.
A person licensed as a xx banker or correspondent xx banker sxxhave the right to charge only the following fees:
1 a credit report fee;
2 appraisal fee;
3 application fee;
4 commitment fee;
5 warehouse fee;
6 discount points;
7 lock-in fee;
8 a service fee not to exceed $xxxto cancel the xx; and
9 fees necessary to reimburse the xx banker for charges imposed by third parties limited to the following fees:
1 overnight delivery, messenger, fax, and other special delivery fees;
2 flood certification fees;
3 pest inspection or certification fees;
4 final inspection fee;
5 outside counsels' fees as permitted by xx;
6 certified check fees;
7 credit report and appraisal update fees;
8 not more than one-year of xx insurance premiums;
9 survey fees;
10recording fees;
11title and title search fees, including title insurance premiums;
12taxes;
13tax service fees;
14radon test fees;
15other third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
1. NJ Application Disclosure
2. Delivery Fee Authorization
3. NJ Attorney Disclosure
4. Unacceptability of Insurance Notice
5. Attorney Disclosure II
6. Tax Bill Information
7. Private Well Testing
8. Lock-In Agreement
9. Commitment Disclosures
10. Choice of Insurer Disclosure
11. xx Addendum to Uniform Residential Loan Application"
								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of servicing transfer disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, with lender,xx with Instrument#xx /xx
The chain of assignment is incomplete. Last assignment should be with xx. However, the last assignment is with xx.
No active judgments or liens have been found.
RE tax Status:
2020 combined annual taxes are due in the amount of $xxx delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied to the month of xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is performing and the borrower is next due for xx/xx/2020. As per the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020.

The loan was modified on xx/xx/2013.
According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2014. The debtor has been discharged on xx/xx/2020.
No evidence of foreclosure action was found.

The xxx Report dated xx/xx/2020 shows that the property is in average condition and no visible damage or repair was observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower, xx and xx had filed for bankruptcy under chapter-13, case# xx on xx/xx/2014. The plan was confirmed on xx/xx/2014. The debtor has been discharged on xx/xx/2020.

The loan was modified on xx/xx/2013 with new modified principal balance in the amount of xx. This new UPB to be paid with interest at the fixed rate of 4.000 % by making P&I in the amount of $xxx beginning from xx/xx/2013. The new maturity date will be xx/xx/2043.	Affiliated Business Disclosure Initial Escrow Acct Disclosure	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the first lien lender fees test.
This loan failed the bona fide discount points test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the first lien lender fees test due to the loan is a first lien xx made by a HUD approved lender and the sum of all lender fees exceeds the greater of 0.25% of the principal amount or $xxxender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest.
The loan data is $xxx and comparison data is $xxx; hence, the variance is +$xxx.
This loan failed the bona fide discount points test.
The loan is a first lien xx and has a principal amount that is greater than or equal to $xxx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State.""
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxe loan data is xx and comparison data is xx; hence, the variance is -$xxx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "initial escrow acct disclosure is missing from loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from loan files."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "As per ROR, the transaction date is xx/xx/2007. however the note date is xx/xx/2007 and settlement date is xx/xx/2007."
								* Settlement date is different from note date (Lvl 2) "As per HUD, the settlement date is xx/xx/2007 which is different from note date xx/xx/2007."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:		Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per updated title report dated xx/xx/2020 the subject xx was originated on xx. to xx.

No Active Judgments or liens found.

The 2nd installment of Combined taxes of year 2019 is due on xx/xx/2020 in the amount of $xxxwerver 1st installment is paid.
According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is performing. According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined. The subject property has been occupied by the owner. No comments have been found for damages or repairs.
As per the comment dated xx/xx/2020, the borrower's income was impacted due to covid-19. The borrower has not been working from past couple of weeks due to covid-19.
 The borrower has not been working from past couple of weeks due to covid-19. The borrower was discussed 1 month deferment. As per the comment dated xx/xx/2020 1 month deferment has been approved and new due date is xx/xx/2020.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between the borrower and the lender on xx/xx/2017. As per modified term, the new principal balance is xx. The borrower promises to pay the loan beginning from xx/xx/2017 upto Maturity xx/xx/2056 in the amount of $xxx with modified interest rate of 3.625%.
Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Prepayment Penalty Rider Right of Rescission	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "CE risk indicator is Critical as the loan is failing HOEPA High Cost xx APR Threshold Test. Charged APR is 13.964% and allowed is 12.690% and it is over by 1.274%.
The annual percentage rate (APR) at consummation is 13.964%, which exceeds the yield of 4.690%, as of xx/xx/2006 on 30 year xx having comparable periods of maturity), plus 8.000 percentage points.
The yield is as of the fifteenth day of the month immediately preceding the month of the application for extension of credit, which was received by the creditor on xx/xx/2006."
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)   "IN HLPA High Cost Home Loan Interest Rate Threshold Test is fail. Loan data is 13.250% and comparison data is 12.690%. The variance is +0.560%.

This loan failed the financed points and fees test. xx
The high cost home loan finances points and fees, as defined in the legislation.

This loan failed the DTI provided test. xx
The debt-to-income ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when making any high cost home loan.

Indiana HLPA act has unlimited assignee liability capped."	* Application Missing (Lvl 2) "Final Application report is missing from loan files."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "IN License Validation Test:
IN License Validation Test:
This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the xx to begin regulation of both first and subordinate lien xx lending under the First Lien xx Lending License and Subordinate Lien xx Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien xx Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xxx, 2009."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: Result: FAIL Loan Data: xx Comparison Data: xx Variance: -xx

TILA Foreclosure Rescission Finance Charge Test: Result:FAIL Loan Data: xx Comparison Data: xx Variance: -xx

TILA APR Test: Result: FAIL Loan Data: 11.882% Comparison Data: 13.964% Variance: -2.082%

TILA Right of Rescission Test: Result: FAIL"
* LTV or CLTV exceeds xx% (Lvl 2)     "A uniform Appraisal report is missing in the loan file, however, values are updated as per 1008 and the appraisal value is xx and the loan amount is xx therefore, LTV / LTV shows xxch exceeds xx%."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Prepayment Rider Missing (Lvl 2)     "Prepayment rider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Recession document is missing from loan files."		Critical	Fail	Fail	No Result	Fail	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the Updated title report dated xx/xx/2020 reflects that the subject xx was originated on xx.A. in the amount of xx, which was recorded on xx/xx/2007 Instrument# | Book/Page# xx / xx. The chain of the assignment has not been completed. Currently, the xx assignment is withxx, which was recorded on xx/xx/2020. However, this should be with xx. There is a junior xx active in the favor of xx in the amount of $xxxch was recorded on xx/xx/2007. There is a junior xx (Credit Line) active in the favor of xx in the amount of $xxxch was recorded on xx/xx/2007. Combined 1st half taxes for the year of 2020 have been paid on xx/xx/2020 in the amount of $xxxmbined 2nd half taxes for the year of 2020 is due on xx/xx/2020 for the amount of $xxxmbined 3rd half taxes for the year of 2020 is due on xx/xx/2021 for the amount of $xxxmbined 4th half taxes for the year of 2020 was due on xx/xx/2020 in the amount of $xxxNo prior year’s delinquent taxes have been found.	According to a review of the payment history as of xx/xx/2020, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx which includes P&I $xxx with the rate of interest 2.000%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the Status of loan is currently performing. As per the payment history as of xx/xx/2020, the borrower is currently performing with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx which includes P&I $xxx with the rate of interest 2.000%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx. No comments have been found regarding reason for default. No foreclosure activity has been found. As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.
Update: No additional information found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the borrower “xx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2012 and the plan was confirmed on xx/xx/2012. The POC was filed by the creditor xx on xx/xx/2012 with the POC amount of xx and the amount of arrearage is xx. The bankruptcy case was discharged on xx/xx/2016 and terminated on xx/xx/2016.	This modification agreement was made between borrower,xx xx (Lender) on xx/xx/2016. As per the modified terms, the new UPB xx to be paid with fixed interest at the rate of 2.00% by making monthly P&I of $xxx beginning from xx/xx/2016. The new maturity date will be xx/xx/2048.	Affiliated Business Disclosure Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is "Moderate" due to:

TILA APR Test: Result: FAIL Loan data: 0.000% Comparison data: 6.076% Variance: -6.076%"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: Result: FAIL Loan data: 0.000% Comparison data: 6.076% Variance: -6.076%
This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.076%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Rhode Island State. The following required state disclosures are missing from the loan file.  1.Appraisal Fee Disclosure 2.Offer of Title Insurance 3.Choice of Title Insurer 4.Choice of Insurer (any type of insurance) 5.Withholding Tax Disclosure 6.Fee Disclosure 7.Notice of Rights 8.xx Addendum to xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2013 with instrument#xx. The chain of assignment has not been completed. Currently, the assignment of xx is with xx which was recorded on xx/xx/2018. However, the last assignment should be with “xx”. The senior xx originated on xx.S. xx in the amount of xx which was recorded on xx/xx/2007. According to the Subordination Agreement (xx the senior xx was subordinated and the Lien of the Subordinate xx be taken as Junior to the Lien of the Subject xx. The annual xx taxes for the year 2019 have been paid in the amount of $xxxxx/xx/2019. The annual school taxes for the year 2019 have been paid in the amount of $xxxxx/xx/2019. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2020, the borrower is regular with his payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx (PITI) which was applied for the due date of xx/xx/2020. The current P&I is $xxx and an interest rate of 5.375%. According to the latest payment history the current UPB is in the amount of xx.	Collections Comments:As per the review of the collection comment as of xx/xx/2020, the borrower is performing with the loan. The borrower is regular with his payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx (PITI) which was applied for the due date of xx/xx/2020. The current P&I is $xxx and an interest rate of 5.375%. According to the latest payment history the current UPB is in the amount of xx. The reason for default is unable to be determined. The review of the collection comment shows no indication of post-closing foreclosure activity. No bankruptcy filing has been found. The xxx Report located at “xx” states the subject property is owner-occupied and the property is in average condition with no repairs noted. The collection comment dated xx/xx/2020 states the COVID email campaign, however, unable to determine whether the borrower’s income impacted by COVID-19.

Update: No additional information found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Good Faith Estimate Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxhe loan data is xx and comparison data is xx; hence, the variance is -$xxx.
This loan failed the TILA foreclosure rescission finance charge test
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxe loan data is xx and comparison data is xx; hence, the variance is -$xxx."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final good faith estimate is missing from the loan files."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "The initial truth in lending disclosure is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosures are missing in the loan file.

1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement""
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan files."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan files."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2020, the subject xx was originated on xx.00, with WMC xx. with Book/Page# xx/ xx. The chain of assignment has not been completed; currently, the assignment is with xx. However, it should be with xx. There are no active lien and judgments against the borrower. 2nd installments of combined taxes for the year of 2020 are due on xx/xx/2020 in the amount of $xxx	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per comment history, the borrower is performing with the loan. According to the payment history as of xx/xx/2020, the last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx. No foreclosure activity has been found. There is no evidence has been found regarding active bankruptcy in the latest servicing comments. There is no evidence has been found of damage or repairs in the latest servicing comments. Comment dated xx/xx/2020 and xx/xx/2020, covid-19 email campaign to borrower. However, no comments have been found regarding Covid-19 impact in the latest servicing comments.
Foreclosure Comments:The foreclosure was initiated and file was referred to an attorney on xx/xx/2012. However, the foreclosure put on hold due to borrower filed bankruptcy. No further details have been found.
Bankruptcy Comments:The borrower xx had filed Bankruptcy under chapter-13 on xx/xx/2013 with the case#xx. The date of the last filing the bankruptcy is xx/xx/2014. The case was dismissed on xx/xx/2014 and got terminated on xx/xx/2014. The plan was confirmed on xx/xx/2013. POC was filed on xx/xx/2013 the secured claim amount of xx and the arrearage amount is xx. As per the chapter 13 plan, the debtor sxxpay to the Trustee the sum of the $xxx per month for a period of 60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx.	According to the modification, the loan was modified on xx/xx/2019 between the borrower xx and lender xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 5.000 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2019. The maturity date as per modification is xx/xx/2059. The interest-bearing amount is xx. There are no deferred balances and principal forgiven amount. The prior modification was done on xx/xx/2010.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report at time of origination is missing from the loan file"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia State. The following required state disclosures are missing from the loan file.
1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm the operative index value in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,065.64	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2007 with Book|Page# xx|xx.

The chain of assignment has not been completed. Currently, the assignment of xx is with xx which was recorded on xx/xx/2014. However, the last assignment should be done with xx.

No active judgments or liens have been found against the borrower/subject property.

The combined annual installment taxes for the year 2019 have been paid in the amount of $xxxxx/xx/2019. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is delinquent for 1 month with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is in collections. According to the payment history as of xx/xx/2020, the borrower is delinquent for 1 month with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The current UPB reflected is in the amount of xx. The borrower is making payments as per the modification agreement. The loan modification agreement was done between xx (borrower) and xx xx, xx (Lender) on xx/xx/2010. The collection comment dated xx/xx/2019 states the reason for default is excessive obligations. No comments have been found regarding bankruptcy and foreclosure in recent collection comments. The collection comment dated xx/xx/2020 states the COVID Email campaign. However, unable to determine whether the borrower’s income impacted by Covid-19. The xxx Report located at “xx.pdf” states the subject property is in average condition with no repairs noted.

Update: According to servicing comments dated xx/xx/2024, the subject property was damaged such as wires damaged, and roof damage and the estimated cost of repairs is $xxx00. There is no evidence to confirm the current status of repairs in the latest 24 months of collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification agreement, the loan was modified on xx/xx/2010, between the borrower xx. and xx. The new modified principal balance is in the amount of xx with interest rate starting at 2.000% and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2010. The maturity date will be xx/xx/2046. This loan was modified once since origination.

The modification agreement has four steps, 1st step beginning from date xx/xx/2010 with the interest rate 2.000% and P&I of $xxx, 2nd step beginning from date xx/xx/2015 with the interest rate 3.000% and P&I of $xxx, 3rd step beginning from date xx/xx/2016 with the interest rate 4.000% and P&I of $xxx, 4th step beginning from date xx/xx/2017 with the interest rate 4.375% and P&I of $xxx.	Affiliated Business Disclosure Missing Required State Disclosures xx Insurance Notice of Servicing Transfer	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "This loan is originated as conventional on xx/xx/2007. LTV exceeds more than 80% the lender requires a xx insurance certificate. However, the MI certificate is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia State. The following required state disclosures are missing from the loan file. 1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom) 2. Disclosure of Additional Fees"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed.
According to an appraisal report located at “571614199 - MG - Valuation - APPRAISAL - 372016_77999093”, the subject property type is manufactured home. The ALTA-7 endorsement for a manufactured home is incorporated with the short-form title policy. The affidavit of affixation has been found at “46376.pdf page#15” which states the unit has been permanently affixed to a permanent foundation. The towing hitch, wheels, and axies are removed. The manufactured home is permanently connected to a septic tank or sewage system and other utilities."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2020 the subject xx was originated on xx.00.
The chain of assignment has not been completed, currently the assignment is with xx.
There are no active liens and judgments found against the borrower.
Annual taxes for the year 2019 are paid in the amount of $xxx prior delinquency has been found.
According to the payment history as of dated xx/xx/2020 the borrower is regular with the payment and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 for the amount of $xxxTI). The monthly P&I is in the amount of $xxx with an interest rate of 5.500%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The current status of the loan is performing .
According to the payment history as of dated xx/xx/2020 the borrower is regular with the payment and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 for the amount of $xxxTI). The monthly P&I is in the amount of $xxx with an interest rate of 5.500%. The current UPB is reflected in payment history for the amount of xx.
The loan has been modified since the origination. No comments have been found regarding the foreclosure and bankruptcy.
The reason for default is unable to be determined from the servicing comments.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair.
As per the servicing comment dated xx/xx/2020 the borrowers income has been affected due to covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender xx and the borrower xx & xx on xx/xx/2019. The new principal balance as per mod is xx. The modified P&I is in the amount of $xxx with an interest rate of 5.500%.The amount of xx will be remain unpaid till maturity date, it is scheduled to pay on maturity date of mod.	Affiliated Business Disclosure Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is 'Moderate" due to: TILA APR Test: FAIL Loan Data: 0.000% Comparison Data: 9.413% Variance: -9.413% GSE (xx) Points and Fees Test: FAIL Loan Data: xx Comparison Data: xx Overby:+$xxx00 GSE (xx) Points and Fees Tes t: FAIL Loan Data: xx Comparison Data:xx Overby: +$xxx00 Late Fees Test: FAIL Loa Data: 6.000% Comparison Data: 5.000% Overby: +1.000%"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Late Fees Test: FAIL  Loa Data: 6.000%  Comparison Data: 5.000%  Overby: +1.000%"
* Missing Appraisal (Lvl 2)     "An Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx.00, which was recorded on xx/xx/2007.
The chain of the assignment has not been completed. The latest assignment is from xx. toxx which was recorded on xx/xx/2014; however, it should be with xx/xx.
There are two active judgments against the borrower xx in the favor of xx total in the amount of $xxxch were recorded on different dates xx/xx/2015 and xx/xx/2016 respectively.
Annual city and xx taxes for the year of 2019 have been paid total in the amount of $xxxnual city taxes for the year 2020 are due on xx/xx/2020 in the amount of $xxx xx taxes are due on xx/xx/2021 in the amount of $xxx prior years delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of P&I $xxx with the rate of interest 4.50%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the borrower is current with the loan. According to a review of the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of P&I $xxx with the rate of interest 4.50%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.
As per the comment dated xx/xx/2020, the borrower called to place a temporary stop on the payments for the months of May and June 2020. She stated that her husband's hours were reduced at work and they did not receive their SS check until the 3rd Wednesday of every month. The borrower agreed to postdate the next two payments May in the amount of $xxx01 and June in the amount of $xxx01 onxxxandxxxdrafting from the xx acct#x. She rexxed the autopay to be resume in July-2020; however, no comment related to the borrower's income impacted due to COVID-19 found from the latest comments. But, there may be possibility of Covid-19 impact on her husband’s income.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
As per the xxx Report dated xx/xx/2020 located at “xx.pdf”, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Loan modification agreement was made on xx/xx/2018, between the borrower xx and the lender xx. The new principal balance stated in the Modification is in the amount of xx. The borrower promises to make a monthly payment of $xxx with the rate of interest 4.50%, beginning from xx/xx/2018 till the maturity date of xx/xx/2058.
Affiliated Business Disclosure Initial Escrow Acct Disclosure xx Insurance Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan is failed for Brokerage/Finder Fee Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test.
The xx loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the xxe Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and sxxbe grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.
Brokerage/Finder Fee Test: FAIL Loan Data $xxx00 Comparison Data $xxx00 Variance +$xxx00."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is conventional Fixed loan with the LTV 100%. The final application shows the escrow for MI in the amount of $xxx Also, the sellers tape data shows the MI coverage percentage 20.00% and MI company Triad; however, the MI certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2020 shows that the xx was originated on xx.xxhe subject xx was recorded on xx/xx/2007 with the instrument # xx.  The chain of the assignment has been completed. The current assignment is with xx.

There is an IRS lien against the borrower in the amount of xx in favor of xx.
 The first and second installments of xx taxes for the year of 2018 have been paid in the amount of $xxxxxxpectively. The first and second installments of xx taxes for the year of 2019 have been paid in the amount of $xxxxxxpectively.
The current ownership is vested in the name of xx (borrower).

The review of the payment history shows that, the borrower is current with the loan and the next due date is for xx/xx/2020. The last payment was received on xx/xx/2020, in the amount of $xxxch was applied for xx/xx/2020. The UPB stated in the payment history is xx. The Current P&I is $xxxPITI is $xxxh the interest rate of 4.5%.

Collections Comments:The review of comment history shows that the borrower is current with the loan. The property has been occupied by the owner himself. No damage or repair to the property has been found.
The last payment was received on xx/xx/2020, in the amount of $xxxch was applied for xx/xx/2020.
The UPB stated in the payment history is xx. The Current P&I is $xxxPITI is $xxxh the interest rate of 4.5%.
No evidence of covid 19 has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between Lender xx D/xx/A xx xx and Borrower xx on xx/xx/2019. As per the modified term the new principal balance is xx, interest bearing in the amount of xx with deferred balance in the amount of xx. The borrower promises to pay $xxxhly with modified interest rate of 4.500 % beginning from xx/xx/2019 with a maturity date of xx/xx/2059.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The Initial Escrow Account Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     ""The Servicing Transfer Disclosure is missing from the loan file. ""
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:		Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2020, the subject xx was originated on xx.00, with xx.
The chain of assignment has not been completed. Currently, the assignment is with xx. It should be with xx.
There is an active junior xx recorded on xx/xx/2006 in the favor of xx in the amount of xx.
There is an active junior xx recorded on xx/xx/2016 in the favor of xx in the amount of xx.
There are three xx liens available in the updated report in the combined amount of xx.3 with the same plaintiff xx. However; the xx liens were not recorded against the borrower. All the liens were recorded against the prior owner “xx”.
1st installment xx tax for the year of 2020 has been paid in the amount of $xxxd installment xx tax for the year of 2020 has been due in the amount of $xxx prior delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2020 the borrower has been current with loan. The last payment was received on xx/xx/2020 in the amount of $xxx98 for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history reflects current UPB in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is performing.
As per review of latest payment history as of xx/xx/2020 the borrower has been current with loan. The last payment was received on xx/xx/2020 in the amount of $xxx98 for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history reflects current UPB in the amount of xx.
As per the servicing comments, current occupancy of the subject property is unable to be determined. No damages or repairs are found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between (borrower)xx and (Lender) xx. on xx/xx/2010.The borrower promises to pay the new UPB in the amount of xx with the annual fixed interest rate of 3.000% and the modified P&I is in the amount of $xxx62 beginning from xx/xx/2010 till the maturity date xx/xx/2035.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prohibited fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees Test: FAIL Loan Data$xxxComparison Data$xxxariance+$xxxThis loan failed the prohibited fees test.
The loan failed the prohibited fees test due to one of the following findings:
The loan is a first lien xx and charges an assignment fee, or other fees not necessary in connection with making a loan.
The loan is a junior lien xx and in addition to the loan fee charges a fee not explicitly permitted by law."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia State. The following required state disclosures are missing from the loan file.

1. VA Application Disclosure
2. Choice of Settlement Agent Disclosure
3. Disclosure of Charges for Appraisal or Valuation
4. Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from loan files."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from loan files."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the Updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, which was recorded on xx/xx/2002 with the Instrument# | Book/Page# xx / xx.
The chain of the assignment has not been completed. Currently, the xx assignment is with xx which was recorded on xx/xx/2015.  However, this should be with xx.
No active liens and judgments have been found.
Annual Combined jurisdiction taxes for the year of 2019 have been paid on xx/xx/2019 in the amount of $xxxnual combined jurisdiction taxes for the year of 2020 are due on xx/xx/2021 in the amount of $xxx prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is current with the loan and the last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected is in the amount of xx.

Collections Comments:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected is in the amount of xx.
No comments have been found regarding foreclosure in the latest servicing comments.
As per the xxx Report dated xx/xx/2020, located at “xx” the subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the borrower “xx” had filed bankruptcy under Chapter-13 with case # xx on xx/xx/2010 and the plan was confirmed on xx/xx/2010. The POC was filed on xx/xx/2010, with the secured claim amount of xx with arrearage in the amount of xx. Trustee’s final report dated xx/xx/2015 states that the creditor claim principal was paid in the amount of xx through bankruptcy. The debtor was discharged on xx/xx/2015 and the case got terminated on xx/xx/2015.	Not Applicable	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "The credit report is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located North Carolina. The following disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report dated xx/xx/2020 shows that, subject xx with (borrower) xx and the (Lender)xx  was originated on xx.00 which was recorded on xx/xx/2007 with instrument# xx, book/page # xx/xx.
Chain of assignment has not been completed, last assignee xx is missing and the last assignment was done from xx to xx which was recorded on xx/xx/2016.

There is one junior xx with xx which was originated on xx.00 with Instrument# xx, Book/Page# xx /xx.
Any active judgment or lien has not found.
Annual combined taxes for the year 2020 have been paid in the amount $xxxnual tax amount is $xxx delinquent taxes have been found.
Current ownership of the subject property is vesting in the name xx (borrower).
According to the payment history as of xx/xx/2020, the borrower is current. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx32. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per servicing comments, the loan is current. According to the payment history as of xx/xx/2020, the borrower is current. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx32. The UPB reflected as per the payment history is in the amount of xx.
As per comments dated xx/xx/2018, reason for default is customer pay period.
Borrower is making payment as per modification agreement dated xx/xx/2015.
Information regarding foreclosure is not available in latest servicing comments.
Information regarding occupancy is not available in latest servicing comments and comments regarding damage to the subject property are not found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx L. xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2009. Plan was confirmed on xx/xx/2010. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is $xxxe is no comment indicating a cram down.	The loan modification agreement was done between xx (borrower) and xx (servicer) on xx/xx/2015. Reason for modification is financial hardship. As per modification, unpaid principal balance is xx. Borrower promises to pay UPB with interest rate 6.750% and P&I $xxx beginning on xx/xx/2016. New maturity date is xx/xx/2044.	Initial Escrow Acct Disclosure Missing Required State Disclosures	4: Unacceptable	* ComplianceEase State/Local Predatory Test Failed (Lvl 4) "The CE risk indicator is Significant as the loan is failing for NY GRBB Part 41 High Cost Home Loan Points and Fees Threshold Test and NY AB 11856 High Cost Home Loan Points and Fees Threshold Test.
Total fees charged is $xxxd allowed is $xxxowever it is over charged by $xxxees Included:-
Loan Origination Fee $xxx
xx Broker Fee (Direct) $xxx00
Yield Spread Premium (Indirect / POC) $xxx88
Application Fee $xxx
Processing Fee $xxx
Tax Related Service Fee $xxxSeller-Paid Points and Fees $xxx
Attorney's Fee $xxx
Attorney's Fee (Other) $xxx

Affirmative Claims can be made within 6 years of Origination and that the Note Date is xx/xx/2007. SOL for affirmative claims has been expired. Borrower may bring defensive claims at any time during the loan term after an action to foreclose on collateral."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow acct disclosure is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.

1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. xx Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative xx Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. xx Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
								17. Expiration of Lock-in or Commitment Period"		Significant	Not Covered	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.74 in favor ofxx.

The chain of assignment is not completed as the assignment is with “xx” instated of “xx”.

Active junior or senior judgments/liens/mortgages:

1. There is an active junior xx available in the updated title report in the amount of $xxx.00 in favor ofxx. and it was recorded on xx/xx/2002.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The 1st installment of xx tax for 2019 has been paid off in the amount of $xxxxx/xx/2020 and 2nd installment of $xxx been due on xx/xx/2020.
Review of updated payment history as of xx/xx/2020, the loan is performing and the next due for regular payment is xx/xx/2020. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx29 for the due date of xx/xx/2020. The UPB as of the date is in the amount of xx.	Collections Comments:As per the review of the servicing comments the loan is current with loan. Review of updated payment history as of xx/xx/2020, the loan is performing and the next due for regular payment is xx/xx/2020. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx29 for the due date of xx/xx/2020. The UPB as of the date is in the amount of xx. The loan has been modified on xx/xx/2017 with new principal balance of xx.with the new fixed interest rate of 5.878% beginning from xx/xx/2017 to the new maturity date of xx/xx/2046.
As per the comment the subject property has been occupied by the owner. According to the latest BPO the subject property is in average condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2017 with new principal balance of xx. The borrower promises to pay the new modified P&I of $xxxth the new fixed interest rate of 5.878% beginning from xx/xx/2017 to the new maturity date of xx/xx/2046.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is available in the loan file. However, some point and fees are hand written."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The compliance risk indicator is moderate due to TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data  xx Comparison Data xx Variance -$xxx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* LTV or CLTV exceeds xx% (Lvl 2)     "According to appraisal report dated xx/xx/2002, the appraised value is xx which is less than the loan amount of xx. Hence, LTV exceeds xx% which is xx%."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not executed by the borrowers."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrowers."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per updated title report dated xx/xx/2020, the subject xx was originated on xx.A. for the amount of xx which was recorded on xx/xx/2007
Chain of the assignment is incomplete as latest assignment as per updated from xx. Successor By Merger Toxx to xx.
No active judgments or liens have been found.
RE tax status: Property taxes for the year 2019 are paid in the amount of $xxx delinquent taxes have been found.
According to payment history as of xx/xx/2020, the loan is performing and the borrower is next due for xx/xx/2020.
The last payment was received on xx/xx/2020 in the amount of $xxx which was applied to the due date xx/xx/2020.
The UPB reflected in the payment history is in the amount of xx
Collections Comments:Loan is performing and the borrower is next due for xx/xx/2020.
The last payment was received on xx/xx/2020 in the amount of $xxx which was applied to the due date of xx/xx/2020.
This loan was last modified on xx/xx/2017. As per modified terms, the new principal balance is xx.

According to the xxx, the borrowers  xx and xx had filed bankruptcy under chapter- 13 with the case#xx on xx/xx/2013
Bankruptcy was Discharged on xx/xx/2019 and the case was terminated on xx/xx/2019

No evidence of foreclosure activity was found.
As per xxx Report dated xx/xx/2020, The subject appears  to be in average condition as per exterior inspection. No adverse conditions have been noted.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrowers  xx    had filed bankruptcy under chapter- 13 with the case#xx on xx/xx/2013.
As per the plan, the arrears to be paid through trustee and debtor pays the ongoing xx payments directly to creditor.

Bankruptcy case was Discharged on xx/xx/2019 and  terminated on xx/xx/2019
This loan modification agreement was made between the borrower, and the lender xx/xx/2017

As per modified term, the new principal balance is xx to be paid with interest at the fixed rate of 4.00% by making P&I of $xxx beginning from xx/xx/2017. The new maturity date will be xx/xx/2057.
Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test:FAIL
TILA APR Test: FAIL Loan Data: 0.000% Comparison Data:7.090% Variance:-7.090%
This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 7.090%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
FAIL"
* Final TIL Missing or Not Executed (Lvl 2)     "Final Truth in lending document is missing from loan files."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Missing from loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated buisneess disclosure is missing from loan files."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of recession document is missing from loan files."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2020, the subject xx was originated on xx.00, withxx., dba xx with Instrument# xx|Book/Page# xx/ xx. The chain of assignment has not been completed; currently, the assignment is withxx,xx. However, it should be with xx. There is a junior xx against the subject property active in the favor of xx recorded on xx/xx/2019 in the combined amount of xx. There are 3 civil judgments against the borrower in the favor of xx’ recorded on 2008-2019 in the combined amount of $xxxst and 2nd installment of xx taxes for the year of 2019 are paid on xx/xx/2020 and xx/xx/2020 in the total amount of $xxx	According to the payment history as of xx/xx/2020, the borrower is performing with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per comment history, the borrower is performing with the loan. According to the payment history as of xx/xx/2020, the last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx. No foreclosure activity has been found. As per comment dated xx/xx/2020, the borrower’s income impacted by covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx and xx had filed Bankruptcy under chapter-13 on 01/xx/2010with the case#xx. The date of the last filing the bankruptcy is xx/xx/2015. The case was discharged on xx/xx/2015 and got terminated on xx/xx/2015. The plan was confirmed on xx/xx/2010. POC was filed on xx/xx/2010 the secured claim amount of xx and the arrearage amount is $xxx57. As per the chapter 13 plan, the debtor sxxpay to the Trustee the sum of the $xxx per month for a period of 60 months.	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1 is missing from the loan files. However, point and fees taken from estimated HUD-1. Located at: "571618191 - MG - HUD - 6102016_81387975" and Itemization located at :"571618191 - MG - Disclosures - GOOD FAITH ESTIMATE - 6102016_81387895 Pg#2""	* Application Missing (Lvl 2) "Loan application is missing from the loan file."
* Appraisal not signed (Lvl 2)     "Appraisal is missing from the loan file. However, unexecuted copy located at :"xx - MG - Valuation - APPRAISAL - xx"
 considered accurate because it is understated by more than $xxxILA Finance Charge Test: FAIL Loan Data: xx, Comparison Data: xx,  Variance:  -$xxx.  This loan failed the TILA foreclosure rescission finance charge test.  The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxLA Foreclosure Rescission Finance Charge Test: FAIL Loan Data: xx, Comparison Data:  xx, Variance:  -$xxx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Mexico State. The required state disclosure Freedom to xx and Insurance Professional missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:

Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx.
The chain of assignment has not been completed. Currently assignment should be with ‘xx dba xx’. The last assignment should be with ‘xx’.
No active judgments and liens have been found against the borrower/subject property.
Annual xx taxes for 2019 have been paid in the amount of $xxx delinquent taxes have been found for the prior years.
As per review of latest payment history as of xx/xx/2020 the borrower is current with the loan. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 4.25% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The payment history reflects current UPB in the amount of xx.	Collections Comments:Comments:
xx_PoolB_PH_Comments_Borrower
As per review of latest payment history as of xx/xx/2020 the borrower is current with the loan. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 4.25% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The payment history reflects current UPB in the amount of xx.
According to the xxx report, the debtor had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2012. Plan was confirmed on xx/xx/2014. Amended chapter 13 plan was entered on xx/xx/2013 shows that debtor sxxpay the arrearage amount with monthly payment $xxx. The POC was filed on xx/xx/2014 after deadline date xx/xx/2014 by creditor ‘xx’ with secured amount is xx and total arrearage amount is xx. Trustee’s final report (Doc#xx) dated 12/xx/16 shows that debtor had paid principle amount is xx towards creditor. However the case was discharged on xx/xx/2016 and was terminated on xx/xx/2016.
No evidences have been found regarding foreclosure proceedings.
The property is owner occupied and no visible damages were reported.
The xxx Report (located- xx.pdf) dated xx/xx/2020 shows that subject property is occupied and property condition appears average also there were no major repairs which were noted during the time of inspection.
The comments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.
The comment dated xx/xx/2020 shows that reason for default is holidays expenses.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the debtor had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2012. Plan was confirmed on xx/xx/2014. Amended chapter 13 plan was entered on xx/xx/2013 shows that debtor sxxpay the arrearage amount with monthly payment $xxx. The POC was filed on xx/xx/2014 after deadline date xx/xx/2014 by creditor ‘xx’ with secured amount is xx and total arrearage amount is xx. Trustee’s final report (Doc#124) dated 12/xx/16 shows that debtor had paid principle amount is xx towards creditor. However the case was discharged on xx/xx/2016 and was terminated on xx/xx/2016.	Loan Modification agreement was made between borrower and lender on effective date of xx/xx/2015. The borrower had given promise to pay the UPB of xx with interest rate of 4.25% with P&I of $xxx with fixed amortized type and it was beginning from first payment date on xx/xx/2014 and ends with the maturity date of xx/xx/2054.

Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase State/Local Predatory Test Failed (Lvl 2) "The compliance risk indicator is Significant as the loan is failing OH PLA Covered Loan Points and Fees Threshold Test.
Total fee charged is $xxx50 and allowed is $xxx93; however over charged by +$xxx Affirmative claims can be made within 3 years of origination and the Note date is xx/xx/2007. SOL has been expired.
Fees included-
Loan Origination Fee $xxx
Processing Fee $xxx
Administration Fee $xxx
Flood Determination - Life of Loan Fee $xxxTax Related Service Fee $xxxAdministration Fee $xxx
 Settlement / Closing / Escrow Fee $xxx
Title Courier Fee $xxx
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in OH State. The following disclosures are missing from the loan file.

Equal Credit Availability Notice
Insurance Tying Disclosure
Non-Deposit Insurance Disclosure"
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the Pro-title report dated xx/xx/2020, the subject xx was originated on xx.A, which was recorded on xx/xx/2006.
The chain of assignment has not been completed. The current assignments withxx, doing business as xx, which was recorded on xx/xx/2015; however, it should be with xx.
No active judgments or liens have been found.
The annual combined taxes of 2019 have been paid in the amount of $xxx prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx73, which was applied for the due date of xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx73. The current UPB reflected in the payment history is in the amount of xx.	Collections Comments:As per the collection comments as of xx/xx/2020, the borrower is current with the loan.
According to the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx73, which was applied for the due date of xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx73. The current UPB reflected in the payment history is in the amount of xx.
The reason for default is unable to be determined.
 No evidences have been found regarding borrower occupancy and damages/repairs in the comments.
As per xxx Report dated xx/xx/2020 located at (xx), the subject property is owner-occupied. It “As-Is-Price” is xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx report, the borrower xx and xx K. xx had filed the bankruptcy under chapter-13 with case #xx on xx/xx/2009 and plan was confirmed on xx/xx/2020. The proof of claim was filed on xx/xx/2010 with the secured claim of xx and the amount of arrearage was xx. The bankruptcy case was discharged on xx/xx/2014 and terminated on xx/xx/2015.	This modification agreement made between borrower xx and xx andxx (“Lender”) on xx/xx/2016. As per the modified term, the new principal balance was xx. The borrower promised to pay $xxx monthly with modified interest rate of 5.000 % beginning from xx/xx/2019 with a maturity date of xx/xx/2056.
The prior modification was done on xx/xx/2008.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The Final Application/1003 is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The CE risk indicator is Significant as the loan is failing TX Constitution A6 Total Indebtedness Test.
Appraisal at the origination is missing from the loan file.
No CLTV ratio was provided. For TX Constitution A6 this information is required to determine if the loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds 80% of the fair market value of the homestead on the date the extension of credit is made."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL, Loan Data: 0.000%, Comparison Data: 6.300% and Variance: -6.300%.
This loan failed the TILA APR test.  The annual percentage rate (APR) is 6.300%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "The Final Truth In Lending is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx which was recorded on xx/xx/2007 with instrument#xx.  The chain of assignment has not been completed. Currently, the assignment of xx is withxx which was recorded on xx/xx/2018. However, the last assignment should be done with xx.  There is a junior xx that originated by the subject lender (xx) in the amount of xx which was recorded on xx/xx/2007 with instrument#xx.    There is one civil judgment against the borrower xx. The lien is in the favor of xx in the amount of xx which was recorded on xx/xx/2016.
There are two state tax liens against the borrower xx in the favor of xx in the amount of $xxxxxxch were recorded on xx/xx/2016 and xx/xx/1996 respectively. The SSN# has not been enclosed in the lien document. The xx 1st and 2nd installment taxes for the year 2018 have been paid in the amount of $xxxxxxxx/xx/2020 and xx/xx/2019. The xx 3rd and 4th installment taxes for the year 2019 have been paid in the amount of $xxxxxxxx/xx/2020 and xx/xx/2020. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 in the amount of $xxx an interest rate of 4.500% and P&I of $xxxthe due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB is reflected in the amount of xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing. As per the review of payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 in the amount of $xxx an interest rate of 4.500% and P&I of $xxxthe due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB is reflected in the amount of xx. The borrower is making payments as per the modification. The collection comment dated xx/xx/2020 states the reason for default is an excessive obligation. According to the xxx, the borrower xx and xx had filed for bankruptcy under chapter-13 with case#xx on xx/xx/2010. The case was discharged on xx/xx/2014 and terminated on xx/xx/2015. As per the updated title report, the foreclosure was initiated and the lis pendens was filed on xx/xx/2017 with case#xx which was recorded on xx/xx/2017. No further proceedings found. According to the collection comment dated xx/xx/2020 states the loan was modified on xx/xx/2020. The new modified principal balance is in the amount of xx with interest rate starting at 4.500% and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2020. The maturity date will be xx/xx/2060. The collection comment dated xx/xx/2020 states the borrower called regarding COVID-19 assistance. The co-borrower was ill and she had to quarantine for some time and they were out of work. The servicer informed of the FB plan and explained the terms she still asked for a deferment. Spoc not available nor team member so, the servicer placed call back rexx and informed to speak to spoc to confirm. No further proceedings found. The collection comment dated xx/xx/2020 states the subject property is occupied by the owner. The latest xxx Report located at “xx.pdf” states the property is in average condition with no repairs noted.
Foreclosure Comments:As per the updated title report, the foreclosure was initiated and the lis pendens was filed in the favor ofxx. on xx/xx/2017 with case#xx which was recorded on xx/xx/2017. No further proceedings found.
Bankruptcy Comments:According to the xxx, the borrower xx and xx had filed for bankruptcy under chapter-13 with case#xx on xx/xx/2010. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; therefore, there is an unsecured portion of xx. The chapter -13 plan was filed on xx/xx/2010 and confirmed on xx/xx/2010. The debtor was supposed to pay the trustee the amount of $xxx60 months under the chapter 13 plan. The Proof of Claim filed on xx/xx/2010 under claim#7-1. The total amount of claim is xx and the amount of arrearage is xx. The motion for relief has been filed on xx/xx/2010 and the order has been granted on xx/xx/2010. The case was discharged on xx/xx/2014 and terminated on xx/xx/2015. The last filing date of bankruptcy was xx/xx/2015.	The collection comment dated xx/xx/2020 states the final mod terms QC completed. The collection comment dated xx/xx/2020 states the signed mod agreement received from the borrower and sent to execute. The collection comment dated xx/xx/2020 states the loan modification has been completed. The loan modification agreement was made between borrowers and Lender effective on xx/xx/2020 with the new modified unpaid principal balance is xx. The interest bearing amount was xx with interest rate 4.500% and the modified P&I was $xxxmount of xx is deferred from the new principal balance. The first modified payment due date was xx/xx/2020 and the maturity date will be xx/xx/2060. The loan was modified four times since origination.	Affiliated Business Disclosure Missing Required State Disclosures	4: Unacceptable	* ComplianceEase State/Local Predatory Test Failed (Lvl 4) "CE Risk Indicator is Significant as the loan is failing for IL Cook xx Threshold Loan Points and Fees Test.
Charged is $xxxallowed is $xxxever, it is over by +$xxxs Included - xx Broker Fee (Direct): $xxxd Spread Premium (Indirect / POC): $xxxessing Fee: $xxxrwriting Fee: $xxxd Determination - Life of Loan Fee: $xxx Related Service Fee: $xxxttlement / Closing / Escrow Fee: $xxxrney's Fee: $xxxe Courier Fee: $xxxnding, Wire, or Disbursement Fee: $xxxcording Service Fee: $xxx affirmative claims can be made within 5 years of closing and that the Note date is xx/xx/2007. SOL for affirmative claims has been expired. Borrower may bring defensive claims at any time during the loan term after an action to foreclose on collateral"	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file. 1. IL Collateral Protection Insurance Notice 2. xx Addendum to xx"
* Operative index value is unable to confirm (Lvl 2)     "An operative index value is unable to be confirmed from the loan files."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan file."		Significant	Not Covered	Pass	No Result	Fail	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.” for the amount of xx.  However, the xx was re-recorded on xx/xx/1999 with the borrower correct spelling.
There is one chain of assignment has not been completed. Currently, the assignment is fromxx.” to xx which was recorded on xx/xx/2019. However, the correct assignment should be with the "xx/xx".
There is a junior xx against the subject property in the favor of xx for the amount of xx which was recorded on xx/xx/2006.
There is a junior state tax lien against the borrower xx in the favor of xx for the amount of $xxxch was recorded on xx/xx/2017.
Combined annual taxes for the year of 2019 have been paid in the amount of $xxxmbined annual taxes for the year of 2020 have been due in the amount of $xxxch was due on xx/xx/2021.
No, any prior year delinquent taxes have been found.

According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx. The current P&I is $xxx and the interest rate of 6.990%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan present status is performing.
According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx. The current P&I is $xxx and the interest rate of 6.990%. The new UPB is reflected in the amount of xx.
The loan was modified on xx/xx/2017 between the borrower xx and the lender xx. As per the modified terms, the new principal balance is xx. The borrower has promised to pay for the amount of $xxx with an interest rate of 6.990% beginning on xx/xx/2018 till the new maturity date of xx/xx/2035.
The borrower did not file bankruptcy yet,
No, any details have been found regarding foreclosure.
As per the latest xxx Report dated xx/xx/2020 which is located at “xxx”, the subject property had damaged. Need to roof replacement that was in progress for the amount of $xxxo, any further details have been found regarding damage details. Also, the servicing comment does not show the any information regarding damage.
The subject property is owner occupied. No, any details have been found regarding covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2017 between the borrower xx and the lenderxx. As per the modified terms, the new principal balance is xx. The borrower has promised to pay for the amount of $xxx with an interest rate of 6.990% beginning on xx/xx/2018 till new maturity date of xx/xx/2035.	Affiliated Business Disclosure HUD-1 Closing Statement Missing Required State Disclosures	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "The CE risk indicator is Critical as the loan is failing HOEPA High Cost xx Points and Fees Threshold Test. Total fees charged is $xxx00 and allowed is $xxx00, however it is over charged by $xxx. Fees Included- xx Broker Fee (Direct) $xxx00 Application Fee $xxxProcessing Fee $xxx Underwriting Fee $xxx Document Preparation Fee $xxx Settlement / Closing / Escrow Fee $xxx"	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "As per the final HUD-1 which is located at “578369023 - MG - Originations - SETTLEMENT STATEMENT - - 12142018_215129212”, the 1300 section shows the as “See schedule A $xxxHowever, the “schedule A” page is missing from the loan files."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the points and fees test.
The points and fees charged to the borrower exceed the greater of 5% of the xx amount or $xxx
This loan failed the points and fees test.
The points and fees charged to the borrower exceed 5% of the xx amount, or $xxxfor xx amounts of xx or less.
Note, no more than two "Bona Fide - GSE" discount points are excluded from the calculation of the points and fees for purposes of this test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxILA Finance Charge Test: Loan data: xx, Comparison data: xx, Loan data: -$xxx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxLA Foreclosure Rescission Finance Charge Test: Loan data: xx, Comparison data: xx, Variance data: -$xxx
This loan failed the TILA APR test.
The annual percentage rate (APR) is 11.343%. The disclosed APR of 11.063% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: Loan data: 11.063%, Comparison data: 11.343%, Variance data: -0.280%"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL not hand dated by the borrowers."		Critical	Fail	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$4,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 in favor of xx as nominee for “xx /xx/xx”.
The chain of assignment has not been completed. The last assignment is with xx xx dba xx which was recorded on xx/xx/2018. It should be with xx.

No active liens and judgments have been found.

xx annual taxes for the year of 2019 have been sold and forfeited in the amount of $xxxxx/xx/2020.
No prior year delinquent taxes have been found in the updated title report.	According to the payment history as of xx/xx/2020, the last payment was received on xx/xx/2020 the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.

Collections Comments:The loan is performing. According to the payment history as of xx/xx/2020, the last payment was received on xx/xx/2020 the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx. The reason default is unable to be determined. The property is vacant and in good condition. No information has been found related damage or repairs.
Update: As per the servicing comment dated xx/xx/2023, the borrower was approved for 2 months repayment plan monthly in the amount of $xxx from xx/xx/2023. As per the servicing comment dated xx/xx/2023, the reason for default is excessive obligation.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx. and xx xx bankruptcy under chapter- 13 with the case# xx on xx/xx/2011.The last date of filing date is xx/xx/2014. The POC was filed on xx/xx/2012 the POC amount is xx and the arrearage amount is $xxx. The debtor sxxpay to the trustee $xxx for 60 months. The case was dismissed on xx/xx/2013 and terminated on xx/xx/2013.	This modification agreement was made between xx and Lenderxx. on xx/xx/2017. As per the modified term, the new principal balance is xx. The borrower promises to pay $xxx monthly with a modified interest rate of 7.750% beginning from xx/xx/2017 with a maturity date of xx/xx/2047.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Right of Rescission	4: Unacceptable	* Property is Vacant Land (Lvl 4) "As per appraisal report located at “xx” dated xx/xx/2007 and tape , the subject property type is Vacant Land"	* Application Missing (Lvl 2) "Application is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "• Subject property is located at FL State. However following state disclosures are missing from the loan file a. Anti-Coercion Notice b. Title Insurance Disclosure xx Disclosure d. Insurance Sales Disclosure."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2001 with Instrument# xx / xx.
The chain of assignment has not been completed. Currently, the assignment is fromxx. to "xx,xx" which was recorded on xx/xx/2019. However, the correct assignment should be with the "xx”.

No active liens or judgments have been found against the borrower or subject property.
First and second installments of combined taxes for the year of 2019 have been paid in the amount of $xxx, any prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx. The current P&I is $xxx and the interest rate of 7.280%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan present status is performing.
According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx. The current P&I is $xxx and the interest rate of 7.280%. The new UPB is reflected in the amount of xx.
The loan was modified on xx/xx/2017 between the borrowersxx and the lender “xx.”. As per the modified terms, the new principal balance is in the amount of xx.  The interest bearing amount is xx. The final balloon payment is xx is on due the maturity. The borrower has promised to pay for the amount of $xxx with an interest rate of 7.280% beginning on xx/xx/2017. The new maturity date is xx/xx/2047.
The borrower did not file bankruptcy yet.
No, any foreclosure activity has been found.
As per the latest xxx Report dated xx/xx/2020, the subject property is owner occupied. No, any damage and repairs have been found.
No, any information found regarding covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2017 between the borrowersxx and the lender “xx.”. As per the modified terms, the new principal balance is in the amount of xx. The interest bearing amount is xx. The final balloon payment is xx is on due the maturity. The borrower has promised to pay for the amount of $xxx with an interest rate of 7.280% beginning on xx/xx/2017. The new maturity date is xx/xx/2047.	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the interest rate test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined in the available loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by borrowers."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrowers."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2020, the subject xx was originated on xx.62, with xx xx., D/xx/A xx xx. of xx with Instrument# xx|Book/Page# xx/ xx.

The chain of assignment has not been completed; currently, the assignment is withxx, doing business as xx. However, it should be with xx.

There is a junior mortgages against the subject property active in the favor ofxx. recorded on xx/xx/2004 in the combined amount of xx.

There are no active lien and judgments against the borrower.
Annual combined taxes for the year of 2019 are paid on xx/xx/2020 in the amount of $xxx	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per comment history, the borrower is performing with the loan.
According to the payment history as of xx/xx/2020, the last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
As per comment history, the foreclosure was initiated. Comment dated xx/xx/2019, the file was referred to an attorney on xx/xx/2019 and complaint was filed on xx/xx/2019.
There is no evidence has been found of damage or repairs in the latest servicing comments.
There is no evidence has been found regarding bankruptcy in the latest servicing comments.
As per comment dated xx/xx/2019, the reason for default is Marital Problems.
No comments have been found regarding Covid-19 impact in the latest servicing comments.

Update:
The foreclosure was initiated with the loan. As per servicing comment dated xx/xx/2024, foreclosure case was cancelled.

Foreclosure Comments:As per comment history and foreclosure document, the foreclosure was initiated. Comment dated xx/xx/2019, the file was referred to an attorney on xx/xx/2019 and complaint was filed on xx/xx/2019.  However, the foreclosure put on hold duet to reinstatement. No further details have been found.
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx/xx/2017 between the borrower xx and lenderxx. The new modified principal balance as per modification is in the amount of $xxx15, with interest rate starting at 5.000 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2017. The maturity date as per modification is xx/xx/2036. The interest-bearing amount is $xxx15. There are no deferred balances and principal forgiven amount.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. An Appraisal Report at the origination is missing from the loan file. As per the latest xxx Report located at xx the subject property type is Manufactured Home. However, the Affidavit of Affixation is not available in the loan file. Final title policy at the time of origination located at xx does not have an attached Alta 7 endorsement.. Also, the VIN# is not available in the legal description of the recorded xx. Hence, unable to determine whether the home is attached to the permanent foundation."
* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State Kentucky which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Loan Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final Truth in lending is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Kentucky State. The following required state disclosures are missing from the loan file.
1. Insurance Sales
2. Fair Housing Notice
3. Homeownership Protection Center Disclosures
4. Notice of Free Choice of Agent or Insurer
5. VA Application Disclosure
6. Choice of Settlement Agent Disclosure
7. Disclosure of Charges For Appraisal or Valuation
8. Copy of Appraisal or Statement of Appraised Value
9. Affiliated Business Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is Missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.01 in favor of xx.
 The chain of assignment is not completed as the subject xx is currently assigned to “xx, recorded on xx/xx/2018. The assignment should be with xx.
There are 2 active judgments against borrower in the amount of xx held byxx” recorded on xx/xx/2012 and xx/xx/2019.
There are 2 active judgments against borrower in the amount of xxheld by xx” recorded on xx/xx/2018 and xx/xx/2020.
Annual xx taxes of 2019 have been paid in the amount of $xxxxx/xx/2019.
No prior delinquent taxes have been found.

As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 5.875% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The payment history reflects current UPB in the amount of xx.	Collections Comments:Comment:
xx
As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 5.875% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The payment history reflects current UPB in the amount of xx.
No evidences have been found regarding foreclosure proceedings or Bankruptcy filing.
The property is owner occupied and no visible damages were reported.
The comments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2017. As per modification agreement the new principal balance is in the amount of xx. The borrower had promised to pay P&I payment in the amount of $xxx with the rate of 4.875% started from xx/xx/2017. This is step rate modification agreement. The starting rate was 4.875% which will end on 7.50%. The Maturity of this agreement is xx/xx/2047.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 statement is missing in the loan file. The estimated HUD-1 and Itemization is missing in the loan file."
* Lost Note Affidavit (Lvl 3) "Original note is damaged / lost, and lost note affidavit found in the loan file at locator “xx". However a duplicate copy of note available in loan files."	* Application Missing (Lvl 2) "The final Loan application is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in FL State. The following disclosures are missing from the loan file.

Anti-Coercion Notice
Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.

The chain of assignment is not completed as the subject xx is currently assigned to “xx” instead of “xx.”

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The annual combined taxes for 2019 have been paid in full in the amount of $xxx.90 on xx/xx/2019.
Review of updated payment history as of xx/xx/2020, the borrower has been making payments regularly and the next due for regular payment is xx/xx/2020. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxxr the due date of xx/xx/2020. The UPB as of the date is in the amount of $xxx.25	Collections Comments:The borrower is performing. Review of updated payment history as of xx/xx/2020, the borrower has been making payments regularly and the next due for regular payment is xx/xx/2020. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxxr the due date of xx/xx/2020. The UPB as of the date is in the amount of $xxx.25. No further information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2012 with new principal balance of xx. The borrower promises to pay the new modified P&I of $xxx with the new fixed interest rate of 5.000% beginning from xx/xx/2012 to the new maturity date of xx/xx/2037.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Loan Program Info Disclosure Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per review of latest updated title report dated xx/xx/2020 the subject xx was originated on xx.00 in favor of xx  which was recorded on xx/xx/2007 under Bk/Pg# xx.
 The chain of assignment has not been completed as the xx is currently with ‘xx’ instated of ‘xx’.
No active judgments/liens have been found against the borrower/subject property.
No prior delinquent taxes have been found.
The xx taxes for 2019 have been paid off in amount of $xxx	As per review of latest payment history as of xx/xx/2020 the borrower is current with the loan. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 3.750 % and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The payment history reflects current UPB in the amount of xx.	Collections Comments:Comments:
 xx_PoolB_PH_Comments_Borrower

As per review of latest payment history as of xx/xx/2020 the borrower is current with the loan. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 3.750 % and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The payment history reflects current UPB in the amount of xx. As per xxx, the debtor had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2010. POC was not filed for this deadline date set xx/xx/2010. The plan was confirmed on xx/xx/2011. BK case was discharged on xx/xx/2012 and was fully terminated on xx/xx/2012. The trustee’s final report dated xx/xx/2012 does not reflect any payment towards subject creditor.  No evidences have been found regarding foreclosure proceedings.  No visible damages were reported. The xxx Report (located- xx.pdf) dated xx/xx/2020 shows that subject property is Vacant land.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx, the debtor had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2010. POC was not filed and deadline date set xx/xx/2010. The plan was confirmed on xx/xx/2011. BK case was discharged on xx/xx/2012 and was fully terminated on xx/xx/2012. The trustee’s final report dated xx/xx/2012 does not reflect any payment towards subject creditor.	The loan modification agreement was made on xx/xx/2013 with a new principal balance of xx. The borrower promised to pay monthly P&I payment in the amount of $xxx with fixed rate of 3.750% beginning on xx/xx/2013 till the maturity date of xx/xx/2053.	1-4 Family Rider
Affiliated Business Disclosure
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	4: Unacceptable	* Property is Vacant Land (Lvl 4) "The appraisal report at origination is missing from the loan file. As per seller provided tape data and latest xxx Report xx dated xx/xx/2020 shows that subject property is Vacant land."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from loan files."
* Missing Appraisal (Lvl 2)     "Appraisal at the origination is missing from the loan file."
* Missing required 1-4 family rider (Lvl 2)     "The 1-4 family rider is not attached with recorded xx."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following disclosures are missing from the loan file.  1. Anti-Coercion Notice 2. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.A." for the amount of xx which was recorded on xx/xx/2008.
The chain of assignment has not been completed. Currently, the assignment is fromxx which was recorded on xx/xx/2018. The assignment is missing to xx.
No active liens and judgments have been found against the borrower and subject property.
xx annual taxes for the year of 2019 have been exempt in the amount of $xxxn xx/xx/2020.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is current with the loan and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx09 which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx17 and interest rate is 3.250%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx09 which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx17 and interest rate is 3.250%. The loan was not modified. As per the comment dated xx/xx/2018, the foreclosure review completed. However, the foreclosure was not initiated. No further details have been found regarding the foreclosure. The borrower did not file bankruptcy. As per the comment dated xx/xx/2020, the reason for default is Covid-19 work related. As per the comment dated xx/xx/2020, borrower states he cannot make payment due to Covid-19 and being out of work. The comment dated xx/xx/2020; the borrower has impacted due to Covid-19. The comment dated xx/xx/2020; the forbearance plan has been approved for 1 month beginning on xx/xx/2020. As per the comment dated xx/xx/2019, the reason for default is payment dispute. No further details have been found regarding dispute. As per the comment dated xx/xx/2020, the subject property is owner occupied. According to comment dated xx/xx/2019, the subject property had damages due to flood, wind, roof, disaster and plumbing. The repair of the amount is unable to determine. As per the comment dated xx/xx/2020, the borrower states he has tried to get his own insurance but cannot because LPI does not cover his roof and plumbing damages and States Company told limit was normal wear and tear. The LPI typically is higher and does not cover what his own LPI would. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages and we also don’t have any latest BPO to verify the property condition. No details have been found regarding the insurance claim.
Foreclosure Comments:As per the comment dated xx/xx/2018, the foreclosure review completed. However, the foreclosure was not initiated. No further details have been found regarding the foreclosure.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure ARM Rider Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* Missing HELOC Disclosures (RESPA) (Lvl 3) "HELOC booklet, and Disbursement sheet/Fees sheet/ Fee statement are missing from the loan file."	* Application Missing (Lvl 2) "Final Application is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. xx Disclosure
4. Insurance Sales Disclosure"
* xx - Missing required ARM Rider (Lvl 2)     "ARM Rider is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to determine."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per review of latest updated title report dated xx/xx/2020 the subject xx was originated on xx.00  in favor of ‘xx.’ which was recorded on xx/xx/1999 under Bk/Pg# xx.
 The chain of assignment has not been completed as the xx is currently with ‘xx, doing business as xx’ instated of ‘xx’.
There is civil judgment against the borrower in the amount of $xxxch was recorded on xx/xx/2007 in the favor of xx.
There is civil judgment against the borrower in the amount of $xxxch was recorded on xx/xx/2007 in the favor of xx
No prior delinquent taxes have been found.
The xx taxes for 2020 have been paid off in amount of $xxxe xx taxes for 2020 are due in amount of $xxx	As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 4.00% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history reflects current UPB in the amount of xx.	Collections Comments:Comments:
xxComments_Borrower

As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 4.00% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history reflects current UPB in the amount of xx.
Borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2010. As per schedule D of xxx dated xx/xx/2010 the amount of claim is xx and the value of collateral is xx, therefore the unsecured amount is xx. POC was filed on xx/xx/2010 which shows that the amount of secured claim is xx and the amount of arrearage is xx. Debtor filed the chapter 13 plan on xx/xx/2010 which states that the debtor sxxpay $xxx monthly for 60 months. Order of confirming plan was filed on xx/xx/2010 which states that the debtor chapter 13 plan is hereby confirmed. Case was discharged on xx/xx/2015 and was fully terminated xx/xx/2016.
No evidences have been found regarding foreclosure filing.
The comment does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.
The xxx Report xx dated xx/xx/2020 shows that subject property is occupied by owner and no visible damages have been found.

Update: No additional information was found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower has filed bankruptcy under chapter 13 case# xx on xx/xx/2010. As per schedule D of xxx dated xx/xx/2010 the amount of claim is xx and the value of collateral is xx, therefore the unsecured amount is xx. POC was filed on xx/xx/2010 which shows that the amount of secured claim is xx and the amount of arrearage is xx. Debtor filed the chapter 13 plan on xx/xx/2010 which states that the debtor sxxpay $xxx monthly for 60 months. Order of confirming plan was filed on xx/xx/2010 which states that the debtor chapter 13 plan is hereby confirmed. Case was discharged on xx/xx/2015 and was fully terminated xx/xx/2016.	Loan Modification agreement was made between borrower and lender on xx/xx/2016. The new modified interest rate is 4.000% and P&I is $xxx which was begun on xx/xx/2016. The new modified principle balance is in the amount of xx and the interest bearing amount is xx. The new maturity date is xx/xx/2056. The reason for modification is financial hardship.	Affiliated Business Disclosure Final Truth in Lending Discl. Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "The CE risk indicator is Critical as the loan is failing HOEPA High Cost xx Points and Fees Threshold Test. Total fees charged is $xxx90 and allowed is $xxx20, however it is over charged by $xxx70.
Fees Included-
Loan Origination Fee $xxx
Loan Discount Fee $xxx65
xx Insurance Premium $xxx
xx Insurance Premium $xxx
Settlement / Closing / Escrow Fee $xxx
Title Courier Fee $xxxRecording Service Fee $xxx	* ComplianceEase TILA Test Failed (Lvl 2) "ComplianceEase TILA Test failed due to TILA APR Test. TILA APR Test shows Loan Data 0.000%, Comparison Data 5.850% and Variance -5.850%. The annual percentage rate (APR) is 5.850%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Service Transfer Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Critical	Fail	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 in favor xx.
The chain of assignment has not been completed. The last assignment is with xx Dba xx which was recorded on xx/xx/2015. It should be with xx.
There is an active junior xx available in the updated title report in the amount of xx in favor of xx” and it was recorded on xx/xx/2006.
 There is active civil judgment available in the updated title report against the “xx” in the amount of $xxxfavor of xx and it was recorded on xx/xx/2008.
Combined annual taxes for the year of 2017 have been paid in the amount of $xxxxx/xx/2017.
Combined annual taxes for the year of 2018 have been paid in the amount of $xxxxx/xx/2019.
Combined annual taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2020.
No prior year delinquent taxes have been found in the updated title report.	According to the payment history as of xx/xx/2020, the last payment was received on xx/xx/2020 the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx05. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is performing. According to the payment history as of xx/xx/2020, the last payment was received on xx/xx/2020 the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx05. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is borrower’s income was impacted due to covid-19. The subject property has been occupied by the owner. No comments have been found for damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed Bankruptcy under chapter-13 on xx/xx/2012 with the Case# xx. The POC was filed on xx/xx/2012 with the secured claim of $xxxwith an arrearage of $xxx68. The Schedule-D in xxx shows that the unsecured amount $xxxut of secured claim in the amount of xx and the value of collateral is xx. According to the chapter-13 plan which was filed on xx/xx/2012, the debtor sxxmake regular ongoing xx payment in the amount of $xxx50 for 60 months to the trustee. The case was dismissed on xx/xx/2013 & terminated on xx/xx/2013.	This modification agreement was made between the borrowerxx and Lender xx Servicing on xx/xx/2017. As per the modified term, the new principal balance is xx. The borrower promises to pay $xxx monthly with a modified interest rate of 4.00% beginning from xx/xx/2017 with a maturity date of xx/xx/2057.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement xx Insurance Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "xx Insurance Certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows subject xx was originated on xx.xx withxx and it was recorded on xx/xx/2008 with the Bk/Pg# xx.
The chain of assignment is incomplete as the subject xx is currently assigned to “xx, doing business as xx instead of “Axx.
No active judgments or liens found pending against borrower.
First half combined taxes for the year 2020/2021 have been paid off in the amount of $xxx/xx/2020.
Second half combined taxes for the year 2020/2021 are due on xx/xx/2020 in the amount of $xxxd half combined taxes for the year 2020/2021 are due on xx/xx/2021 in the amount of $xxxth half combined taxes for the year 2020/2021 are due on xx/xx/2021 in the amount of $xxxny prior year taxes are delinquent as per updated title report.
The payment history dated as of xx/xx/2020 reveals that the borrower is making payments regularly and the next due date for the payment is xx/xx/2020. The last regular payment (P&I) was received on xx/xx/2020 in the amount of $xxx the interest rate 6% which was applied for due date xx/xx/2020. The UPB reflected as per the updated payment history is in the amount of xx and as per seller tape deferred balance of modification is in the amount of xx.	Collections Comments:Available servicing comment and documents in file reveals that the loan is in performing status.
The payment history dated as of xx/xx/2020 reveals that the borrower is making payments regularly and the next due date for the payment is xx/xx/2020. The last regular payment (P&I) was received on xx/xx/2020 in the amount of $xxx the interest rate 6% which was applied for due date xx/xx/2020. The UPB reflected as per the updated payment history is in the amount of xx and as per seller tape deferred balance of modification is in the amount of xx.
No foreclosure proceedings have been found.
No bankruptcy filing has been found.
Collection comments dated xx/xx/2020 indicates Covid Campaign Email. However, unable to determine whether the borrower’s income has been affected by Covid-19 from available collection comments.
According to the xxx Report dated xx/xx/2020 located at “xx.pdf”, the property occupied by owner and condition is average. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified with an effective date of xx/xx/2016 and a new principal balance is xx to a step modification and the rate was starting from 4.000% and borrower had given promise to pay P&I in the amount of $xxxnning on xx/xx/2016 with a new maturity date of xx/xx/2056. The rate changes in 4 steps ending at 6.750%. Deferred balance is in the amount of xx and the interest bearing amount is xx.	Credit Application Missing Required State Disclosures xx Insurance	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is not signed by all the borrower's."
* Application Not Signed by All Borrowers (Lvl 2)     "Final 1003 is not signed by all the borrower's."
* DTI > xx% (Lvl 2)     "As per 1003 dated xx/xx/2008, the total monthly income is in the amount of $xxxthe total monthly expenses is in the amount of $xxx DTI  is greater than 60%."
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is FHA. The loan was originated on xx.xxowever; the MI certificate is required and which is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Rhode Island. The following required State Disclosure is missing in the loan file.
1. Appraisal Fee Disclosure
2. Offer of Title Insurance
3. Choice of Title Insurer
4. Choice of Insurer (any type of insurance)
5. Withholding Tax Disclosure
6. Fee Disclosure
7. Notice of Rights
								8. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with lender xx.

The chain of assignment has not been completed. Currently, the xx is withxx which was recorded on xx/xx/2019. However; the last assignment should be with xx/xx.

No active liens and judgments against the borrower/property.

1st installment combined taxes for the year 2019 has been paid in the amount of $xxxxx/xx/2020.

2nd installment combined taxes for the year 2019 are due in the amount of $xxxxx/xx/2020.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The current UPB reflected is in the amount of xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The current UPB reflected is in the amount of xx. The reason for default is unable to determine. No comments have been found regarding foreclosure in recent collection comments. No evidence has been found stating that the borrower income is impacted due to COVID-19. As per the xxx Report dated xx/xx/2020 and located at “xx.pdf”, the subject property is owner-occupied with the average condition. No damage or repairs have been found.

Update:
According to comments, the borrower is current with the loan.
No additional information was found in the collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xxx had filed for bankruptcy under chapter-13 with case#xx on xx/xx/2006. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; therefore, there is no unsecured portion. The chapter -13 plan was filed on xx/xx/2006 and amended on xx/xx/2006 which was confirmed on xx/xx/2006. The debtor was supposed to pay the trustee the amount of $xxx for 41 months under the chapter 13 plan. The Proof of Claim filed on xx/xx/2006 under claim#13-1. The total amount of claim is xx and the amount of arrearage is xx. The trustee’s final report has been filed on xx/xx/2009. There is no comment indicating a cramdown. The case was dismissed on xx/xx/2009 and terminated on xx/xx/2010. The last filing date is xx/xx/2010.	The loan modification agreement was made on xx/xx/2017 between the borrower xx and lenderxx.
The new principal balance is in the amount of xx and the borrower promise to pay the new P&I $xxx with the interest rate of 5.00% beginning from xx/xx/2017 till the maturity date of xx/xx/2035. The interest bearing amount is xx. There is no deferred principal or forgiven amount mentioned in the modification agreement. Previously, the loan was modified in the year of 2010.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "The CE risk indicator is Critical as the loan is failing HOEPA High Cost xx Points and Fees Threshold Test. Total fees charged is $xxxd allowed $xxxowever it is over charged by +$xxx
Fees Included-
xx Broker Fee (Direct) $xxx00
Underwriting Fee $xxxFlood Determination - Life of Loan Fee $xxxDocument Preparation Fee $xxx
Courier / Messenger Fee $xxxTax Related Service Fee $xxxAssignment Fee $xxxettlement / Closing / Escrow Fee $xxxTitle Courier Fee $xxxThe Sec. 32 (HOEPA) Disclosure Date was not provided.
This loan failed the prepayment term test.
The loan provides for a penalty for paying all or part of the principal before the date on which the principal is due."	* Incorrect Property address on Note Document. (Lvl 3) "The copy of the note is available at xx; however the subject property address were not mentioned on the note."	* Application Missing (Lvl 2) "The final loan application is missing from the loan files."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the xx to begin regulation of both first and subordinate lien xx lending under the First Lien xx Lending License and Subordinate Lien xx Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien xx Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xxx, 2009."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "An initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Indiana State. The following required state disclosures are missing from the loan file.
1. Hazard Insurance Disclosure
2. Federal Consumer Credit Protection Act Disclosure
3. Insurance Freedom of Choice Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "An affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission/right of cancel disclosure is missing from the loan files."		Critical	Fail	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The Updated title report dated xx/xx/2020 shows that the xx was originated on xx.xxhe subject xx was recorded on xx/xx/2000 with the instrument # xx.  The chain of the assignment has been completed. The current assignment is withxx
The tax deed was made on xx/xx/2018 for the sold annual taxes for the year of 2013 and it was recorded on xx/xx/2018 in the name ofxx. The tax deed was recorded with the instrument # xx.
There is a state tax lien active against the borrower in the amount of $xxxvor ofxx, which was recorded on xx/xx/2018.
The first and second installments of xx taxes for the year of 2018 have been paid in the amount of $xxxxxxectively. The first and second installments of xx taxes for the year of 2019 have been paid in the amount of $xxxxxxpectively.
The current ownership is vested in the name of xx (borrower).
The review of the payment history shows that, the borrower is current with the loan and the next due date is for xx/xx/2020. The last payment was received on xx/xx/2020, in the amount of $xxxch was applied for xx/xx/2020. The UPB stated in the payment history is xx. The Current P&I is $xxxPITI is $xxxh the interest rate of 4.5%.

Collections Comments:The review of the comment history shows that, the borrower is current with the loan. The property has been occupied by the owner himself. The comment history dated xx/xx/2018 states that the roof was damaged. However, repairs have been made. The amount of damage has not been found.
The latest xxx Report dated xx/xx/2020 does not suggest any repair.
The last payment was received on xx/xx/2020, in the amount of $xxxch was applied for xx/xx/2020. The UPB stated in the payment history is xx. The Current P&I is $xxxPITI is $xxxh the interest rate of 4.5%.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was done on xx/xx/2019, between the (borrower) xx and the (lender) xx.
The reason for modification is financial hardship.
As per the modified terms, the new unpaid principle balance is xx out of which, the borrower promises to pay the interest bearing amount of xx at the interest rate of 4.5% with the modified P&I of $xxxrst payment date was due on xx/xx/2019 and the new maturity date is xx/xx/2049.
There is a deferred balance of xx has been stated.

Affiliated Business Disclosure Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the prepayment term test and the seller-paid points and fees exception test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.
1. IL Collateral Protection Insurance Notice
2. xx Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     ""The operative index value is unable to be determined from the available loan files. ""
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form Disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "The TIL document is not hand dated by borrower."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with xx.
The chain of assignment has not been completed. Currently, the xx is withxx, doing business as xx which was recorded on xx/xx/2018. However; it should be with xx/xx.
No active liens and judgments against the borrower/property.
Combined annual tax for the year 2019 has been paid in the amount of $xxxxx/xx/2020.
According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied to xx/xx/2020 and lender has offered the 3 months forbearance plan beginning from xx/xx/2020 with $xxxence the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the tape data is in the amount of xx.	Collections Comments:The loan is currently performing. According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied to xx/xx/2020 and lender has offered the 3 months forbearance plan beginning from xx/xx/2020 with $xxxence the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the tape data is in the amount of xx.
As per the comment dated xx/xx/2020, the reason for default is loss of job due to Covid-19.
As per the xxx Report dated xx/xx/2020, the subject property is owner-occupied with an average condition. No damage or repairs have been found.
As per comment dated xx/xx/2020, the borrower income was impacted by Covid-19.

Update: As per comment dated xx/xx/2023, Lender has offered the 4 months forbearance plan beginning from xx/xx/2023. Hence the next due date for payment is xx/xx/2020. And the UPB is xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2013. The POC was filed on xx/xx/2013, the POC amount is xx and the arrearage amount is $xxx03. The chapter 13 plan was confirmed on xx/xx/2013 and the debtor sxxpay P&I to the trustee in the amount of $xxx for 60 months. The schedule D of xxx does not show any unsecured amount. The trustee’s final report has been filed on xx/xx/2018. There is no comment indicating a cramdown. The case was discharged on xx/xx/2018 and was terminated on xx/xx/2018.	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The CE risk indicator is Significant as the loan is failing TX Constitution A6 Total Indebtedness Test. Appraisal at the origination is missing from the loan file.
No CLTV ratio was provided. For TX Constitution A6 this information is required to determine if the loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds xx% of the fair market value of the homestead on the date the extension of credit is made."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
Loan Data: 0.000% Comparison Data: 7.241% Variance: -7.241%
The annual percentage rate (APR) is 7.241%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Final appraisal is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.A, which was recorded on xx/xx/2007 under Instr #xx. The chain of assignment is incomplete as the assignment of xx is currently with thexx, doing business as xx” instead of “xx/xx”. There are two active state tax liens against the xx. and xx in the total amount of $xxx5.93 which was recorded on xx/xx/2014 and xx/xx/2020 in favour of xx and xx. The supporting document are attached with the updated title report but, there is no SSN # for xx. and xx to verify whether this liens are against the borrower or not. 1st installment of xx tax for the year of 2019 has been paid on xx/xx/2020 in the amount of $xxxd installment of xx tax for the year of 2019 has been paid on xx/xx/2020 in the amount of $xxx	Review of the latest 24 months payment history shows that the borrower is performing. The last payment was received in the amount of $xxx on xx/xx/2020 which was applied for the month of xx/xx/2020. The next due date is xx/xx/2020. The current interest rate is 3.500% and as per the payment history current UPB is in the amount of xx.	Collections Comments:The loan is in active bankruptcy. According to the xxx report, the debtor had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $xxx for 24 months. The POC was filed on xx/xx/2017. The POC amount is xx and total arrearage amount is $xxx86. Review of the payment history available from xx/xx/2017 to xx/xx/2020 states that the borrower has been delinquent for 1 month. The last payment was received on xx/xx/2020 in the amount of $xxx08 which was applied to due date of xx/xx/2020 and the next due date is xx/xx/2020. Current UPB reflects in the provided payment history is in the amount of xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the debtor had filed the bankruptcy under the chapter 13th case# xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018. Under amended chapter-13 plan debtor was supposed to pay the trustee the amount of $xxx for 24 months. The POC was filed on xx/xx/2017. The POC amount is xx and total arrearage amount is $xxx86. Currently debtor is in active bankruptcy.

Loan Modification agreement was made between borrower and lender on xx/xx/2013. The new modified interest rate is 3.375% and P&I is $xxx which will change periodically which was began on xx/xx/2013. The new modified principle balance is in the amount of xx. Lender has agreed to forgive amount of xx from the new Principle balance. Therefore the interest bearing amount is xx. The new maturity date is xx/xx/2037. The reason for modification is financial hardship.	Final Truth in Lending Discl.	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase risk indicator is “Moderate” due to TILA APR Test is failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test failed due to TILA APR Test. TILA APR Test shows Loan data is 0.000%, comparison data is 6.904% and the variance is -6.904%.
The annual percentage rate (APR) is 6.904%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method"
* DTI > xx% (Lvl 2)     "Borrowers monthly income is $xxx00 and monthly expenses are $xxx51. Therefore the DTI is greater than xx%."
								* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per updated title report dated xx/xx/2020, the subject xx was originated on xx.66, with the lenderxx.
The chain of assignment has not been completed. Currently, the assignment is withxx which was recorded on xx/xx/2018. It should be with xx.

There is an active junior xx in the amount of $xxx57 in the favor ofxx. which was recorded on xx/xx/2003 with Instr | Book/Page# xx.
There are two civil judgments against the borrower xx as follows,
The civil judgment is against the borrower xx in the favor xx for the amount of $xxx99 which was recorded on xx/xx/2010.
The civil judgment is against the borrower xx in the in the favor xx for the amount of $xxxch was recorded on xx/xx/2001.
Tax certificate is not attached with the updated title.
Tax status to follow.

As per the review of payment history as of xx/xx/2020, the borrower is regular with his payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx (PITI) which was applied for the due date of xx/xx/2020. The current P&I is $xxx and an interest rate of 7.717%. According to the latest payment history the current UPB is in the amount of xx.	Collections Comments:The review of the servicing comments as of xx/xx/2020 shows that the borrower is performing with the loan.
The borrower is regular with his payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx (PITI) which was applied for the due date of xx/xx/2020. The current P&I is $xxx and an interest rate of 7.717%. According to the latest payment history the current UPB is in the amount of xx.
The loan modification agreement was made between the borrower xx and the lenderxx. on xx/xx/2017. The modified UPB is xx with an interest rate of 7.717% and a P&I of $xxx. The first payment started from xx/xx/2017 with the maturity date of xx/xx/2041. Previously, the loan was modified on xx/xx/2015.
The review of the collection comment shows no indication of post-closing foreclosure activity.
The borrower xx had filed the bankruptcy under chapter 7 with the case#xx. The bankruptcy was discharged on xx/xx/2013 and the case was terminated on xx/xx/2013.
No details regarding the subject property type and the property condition in the servicing comments. However, as per the xxx Report document located at xx, dated xx/xx/2020; the subject property is owner occupied and the property in average condition.
The reason for default is not available in the servicing comments. The collection comment dated xx/xx/2020, states that the borrower wanted to know about the Covid19 loss mitigation plan. However, No comments reflects that the borrower income has been impacted by the Covid19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter 7 with the case#xx and the plan is not confirmed yet. The date of the last filing bankruptcy was xx/xx/2013. The schedule D of xxx does not show any unsecured amount. The bankruptcy was discharged on xx/xx/2013 and the case was terminated on xx/xx/2013.	The loan modification agreement was made between the borrower xx and the lenderxx. on xx/xx/2017. The modified UPB is xx with an interest rate of 7.717% and a P&I of $xxx. The first payment started from xx/xx/2017 with the maturity date of xx/xx/2041. Previously, the loan was modified on xx/xx/2015.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure xx Insurance Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test. This loan failed the TILA foreclosure rescission finance charge test. This loan failed the interest rate test. This loan failed the prepayment term test. This loan failed the predatory lending guidance test. This loan failed the points and fees test. This loan failed the prepayment penalty term test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test.

Interest Rate Test: FAIL Loan data 11.467% Comparison data 8.250% Variance +3.217%
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.
This loan failed the prepayment term test.

Prepayment Term Test: FAIL Loan data 60Months Comparison data 0Months Variance 60Months
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxILA Finance Charge Test: FAIL Loan data xx Comparison data xx Variance-$xxx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test: - On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow acct disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is a conventional loan, as per the appraisal report the LTV exceeds 100%. Hence MI certificate is required which is missing from the loan file."
* Not all borrowers signed TIL (Lvl 2)     "The final TIL is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "The Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows subject xx was originated on xx.00 with xx xx, and it was recorded on xx/xx/2006.

The chain of assignment is incomplete. The loan is currently the assignment withxx,xx. It should be assigned with xx.

There are three civil judgments against the borrower:

First civil judgment open against the borrower "xx" in the amount of $xxxh xx which was recorded on xx/xx/2012.

Second civil judgment open against the borrower xx in the amount of $xxxh xx which was recorded on xx/xx/2012.

Third civil judgment open against the borrower xx in the amount of $xxxh xx which was recorded on xx/xx/2018.

There is small claim xx open against the borrower "xx in the amount of $xxxh xx. which was recorded on xx/xx/2018.
However, all the judgments and xx lien case status is closed.

Year 2019 annual xx taxes have been paid off in the amount of $xxx12/xx/19.

No any prior year taxes are delinquent as per updated title report.
The review of updated payment history as of xx/xx/2020, the loan status is performing and the next due date of payment is xx/xx/2020. The last payment (P&I) was received on xx/xx/2020 in the amount of $xxx43 which applied for xx/xx/2020. The current P&I is $xxx with an interest rate of 6.000%. The UPB as of the date is mentioned in the updated payment history is in the amount of xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in performing and the last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected is in the amount of xx.
As per comments dated xx/xx/2020, xx.
The loan modification agreement was made between (borrower)xx and (Lender)xx. on xx/xx/2013.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
the subject property occupancy is unable to be determined.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update
As per the comment dated xx/xx/2023, the RFD is loss of income due to injury.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between (borrower)xx and (Lender)xx. on xx/xx/2013.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 6.00% and new P&I is in the amount of $xxx beginning from xx/xx/2013. The maturity is xx/xx/2050. There is no provision for the balloon payment.	Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Wisconsin State. The following state disclosures are missing from the loan file: Explanation of Personal Obligation Marital Property Act Disclosure Pre-Application Fee Disclosure Choice of Insurance Disclosure Escrow Disclosure Co-Signer Notice Tattle Tale Notice under the Marital Property Act"
								* Operative index value is unable to confirm (Lvl 2) "An operative index value is unable to be determined from the available loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the subject xx originated on xx.xx which was recorded on xx/xx/2008.
The xx is currently assigned toxx.
No active judgments or liens have been found.

RE tax Status:
Property taxes are paid through year 2019. The last payment was made on xx/xx/2020 in the amount of $xxx	According to payment history as of xx/xx/2020, the loan is performing and borrower is next due for xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date of xx/xx/2020. The current UPB is in the amount of xx and interest rate is 4.125%.	Collections Comments:Loan is performing and the borrower is next due for xx/xx/2020.
No evidence of foreclosure activity was found.
No evidence of damage or repair to the subject property was found.
No evidence of bankruptcy filed by the borrower was found.
According to xxx Report dated xx/xx/2020, the property is occupied. No immediate repair or modernization required.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between borrower and Lender, xx on xx/xx/2011. the new UPB is $xxxhich, the amount of $xxx has been deferred. As per the modified terms, the interest bearing balance xx to be paid with step interest at the starting rate of 2.00% by making monthly P&I of $xxxnning from xx/xx/2011. The new maturity date will be xx/xx/2051. The interest rate will step up by 1.00% each until it reaches 4.125%. Thereafter, it will remain fixed.	Affiliated Business Disclosure	2: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business agreement disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "The ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2020, the subject xx was originated on xx.00, with xx.
The chain of assignment has not been completed. Currently, the assignment is withxx. It should be with xx/xx.
There are three active HOA liens against the borrowerxx and xx which were recorded on xx/xx/2016, xx/xx/2017 and xx/xx/2019 total in the amount of $xxxthe favor of xx.
Annual Combined taxes for the year of 2020 have been due in the amount of $xxx prior delinquent taxes have been found.	According to a review of the payment history, the borrower has been current with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is Performing.
According to a review of the payment history, the borrower has been current with the loan and the next due date for the regular payment is xx/xx/2020.  The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020.  The UPB reflected in the latest payment history is in the amount of xx.
As per the servicing comments, current occupancy of the subject property is unable to be determined. No damages or repairs are found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between (borrower) xx and (Lender) xx on xx/xx/2012. The borrower promises to pay the new UPB in the amount of xx with interest rate starting at 3.750 % and the modified P&I is in the amount of $xxx beginning from xx/xx/2012 till the maturity date xx/xx/2047.	1-4 Family Rider Missing Required State Disclosures Notice of Servicing Transfer	4: Unacceptable	* Property is Vacant Land (Lvl 4) "As per the Appraisal report and xxx Report date xx/xx/2020(located at xx, the subject property is vacant land."	* Missing required 1-4 family rider (Lvl 2) "As per the final 1003, the subject property type is investor. However, the required 1-4 family rider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following state disclosures are missing from the loan file.
1.Amortization Schedule Disclosure
2.Credit Property Insurance Disclosure
3.Fee Agreement
4.Priority of Security Instrument Disclosure
5.Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/1998.
The chain of assignment has not been completed. Currently, the assignment is fromxx. toxx. However, the correct assignment should be with the “xx”.
There is one senior xx against the subject property in the favor of xx. which was recorded on xx/xx/1981 for the amount of xx.
No, any active liens and judgments have been found.
First and second xx installments taxes for the year of 2019 have been paid in the amount of $xxx, any prior year delinquent taxes have been found.

According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx. The current P&I is $xxx and the interest rate of 4.875%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan present status is performing. According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx. The current P&I is $xxx and the interest rate of 4.875%. The new UPB is reflected in the amount of xx. The loan was modified in xx. The loan modification agreement was between the borrower xx andxx.” on xx/xx/2017. As per the modified terms, the new principal balance is in the amount of xx. The borrower has promised to pay in the amount of $xxx with an interest rate of 4.875% which is beginning from xx/xx/2017 till the new maturity date of xx/xx/2047. A final balloon payment on the interest bearing principal balance of xx is due on the maturity date. The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2005. The POC was filed on xx/xx/2005 with claim#xx by the creditorxx. for the secured claim amount of xx and the amount of arrearage is $xxxThe plan was confirmed on xx/xx/2005. The borrower has promised to pay for trustee in the amount of $xxxr month for 60 months. The Trustee’s Final Report dated xx/xx/2011 with doc#47 shows the scheduled claim is in the amount of xx and the asserted claim is xx however, the allowed claim is in the amount of xx and the principal has been paid in the amount of xx .The debtor was discharged on xx/xx/2011 and the case was terminated on xx/xx/2011. No, any foreclosure activity has been found. As per the comment dated xx/xx/2020, the borrower is illness due to covid-19. The comment dated xx/xx/2020 stated that the short term forbearance plan has been approved which is beginning on xx/xx/2020 for 1month with $xxxayments. No, any further details have been found regarding covid-19. As per the xxx Report dated xx/xx/2020 which is located at xxx “, the subject property is owner occupied. No, any damage and repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2005. The POC was filed on xx/xx/2005 with claim#xx by the creditorxx. for the secured claim amount of xx and the amount of arrearage is $xxxThe plan was confirmed on xx/xx/2005. The borrower has promised to pay for trustee in the amount of $xxxr month for 60 months. The Trustee’s Final Report dated xx/xx/2011 with xx shows the scheduled claim is in the amount of xx and the asserted claim is xx however, the allowed claim is in the amount of xx and the principal has been paid in the amount of xx .The debtor was discharged on xx/xx/2011 and the case was terminated on xx/xx/2011.	The loan was modified in 4steps. The loan modification agreement was between the borrower xx and Servicer “xx.” on xx/xx/2017. As per the modified terms, the new principal balance is in the amount of xx. The borrower has promised to pay in the amount of $xxx with an interest rate of 4.875% which is beginning from xx/xx/2017 till the new maturity date of xx/xx/2047. A final balloon payment on the interest bearing principal balance of xx is due on the maturity date.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission Section 32 Disclosure	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "The CE risk indicator is Critical as the loan is failing HOEPA High Cost xx Points and Fees Threshold Test. Total fees charged is $xxx70 and allowed is $xxx22, however it is over charged by $xxx48.
Fees Included-
xx Broker Fee (Direct) $xxx00
Processing Fee $xxx
Courier / Messenger Fee $xxxTax Related Service Fee $xxxSettlement / Closing / Escrow Fee $xxx"	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "As per the final HUD-1 which is located at “578368970 - MG - Originations - SETTLEMENT STATEMENT - - 12142018_215107503”, the section 1304 shows “See attached to HUD-1, page 2 for the amount of $xxxHowever, the attached page is missing from the loan files."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxILA Finance Charge Test: Loan data: xx, Comparison data: xx, Variance data: -$xxx This loan failed the TILA foreclosure rescission finance charge test.  The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxLA Foreclosure Rescission Finance Charge Test: Loan data: xx, Comparison data: xx, Variance data: -$xxx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file. 1. IL Collateral Protection Insurance Notice 2. xx Addendum to xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Sec 32 Disclosure not in file  (Lvl 2)     "Sec 32 Disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Critical	Fail	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.  which was recorded on xx/xx/2002. The chain of assignment has not been completed, currently the assignment is withxx,xx.
There are two civil judgment, first is in the amount of xx in the favor ofxx which was recorded on xx/xx/2017 and the second is in the amount of xx which was recorded on  xx/xx/2017 in the favor of xx.
Updated title report dated xx/xx/2020 shows there is one IRS Lien shows Case# xx/, in the favor of xx amount of $xxx it was recorded on xx/xx/2016.
Annual taxes for the year 2019 are paid in the amount of $xxx the annual taxes for the year 2020 will due on xx/xx/2021 for the amount of $xx.	According to the payment history as of dated xx/xx/2020 the borrower is regular with the payment and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx(PITI). The monthly P&I is in the amount of $xxx with an interest rate of 6.00%. The current UPB is reflected in the amount of xx.	Collections Comments:The current status of the loan is performing .
According to the payment history as of dated xx/xx/2020 the borrower is regular with the payment and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx(PITI). The monthly P&I is in the amount of $xxx with an interest rate of 6.00%. The current UPB is reflected in the amount of xx.
No comments have been found regarding the foreclosure.
The borrowerxx had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2015.The bankruptcy has been dismissed on xx/xx/2015 and terminated on xx/xx/2016.
The loan has not been modified since the origination.
The reason for default is unable to be determined from the servicing comments.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19.

Update
No additional details have been found in the collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2015. POC was filed on xx/xx/2015, in the secured claim amount xx and an arrearage in the amount of xx. The xx ruptcy has been dismissed on xx/xx/2015 and terminated on xx/xx/2016.	The loan modification agreement was made between Borrower xx & xx and Lender xx on xx/xx/2017 with a new principal balance of xx with fixed rate of 6.000%. The borrower promised to pay monthly P&I payment in the amount of $xxx beginning on xx/xx/2017 till the maturity date of xx/xx/2047.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -xx
This loan failed the TILA finance charge test.

TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -xx
This loan failed the TILA foreclosure rescission finance charge test.

TILA APR Test: FAIL Loan Data 6.619% Comparison Data 6.382%  Variance +0.237%
This loan failed the TILA APR test.

Bona Fide Discount Points Test: FAIL
This loan failed the bona fide discount points test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Bona Fide Discount Points Test: FAIL
This loan failed the bona fide discount points test.
The loan is a first lien xx and has a principal amount that is greater than or equal to $xxx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -xx
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -xx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxILA APR Test: FAIL Loan Data 6.619% Comparison Data 6.382%  Variance +0.237%
This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.382%. The disclosed APR of 6.619% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Required Affiliated buisness disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.A.
Chain of assignment has not been completed. Currently, the xx is withxx, doing business as xx which was recorded on xx/xx/2007.
There is a senior xx in the amount of xx in the favor ofxx which was recorded on xx/xx/2007
There is a UCC lien in the favor of xx which was recorded on xx/xx/2011 and xx/xx/2016.
1st and 2nd taxes for the year of 2019 have been paid in the amount of $xxx prior year delinquent taxes have been found.
According to payment history as of xx/xx/2020, the borrower has been current with the loan and the next due for the payment is xx/xx/2020. The last regular payment was received on xx/xx/2020 in the amount of $xxx which was applied to the due date of xx/xx/2020. The current UPB is not reflected in the payment history. However, tape data shows UPB in the amount of xx.	Collections Comments:The present status of the loan is in performing and the next due for the payment is xx/xx/2020. The last regular payment was received on xx/xx/2020 in the amount of $xxx which was applied to the due date of xx/xx/2020.
The loan was modified. No evidences found in the loan file and servicing comments regarding foreclosure proceedings on the subject property. The RFD is unable to be determined.
As per the comment dated xx/xx/2018, the property had water damages. The estimated cost of damages is in the amount of $xxxhe claim was filed with xx. The date of loss was xx/xx/2018. The comment dated xx/xx/2019, the 100% inspection was completed.
The comment dated xx/xx/2020 states the borrower’s income was affected by COVID-19. The B1 stated she is self employed as she has a daycare that has not been up and running since March 6th. No income at this time. B1 stated she can possibly make a partial payment for april. The comment dated xx/xx/2020 states that the FB plan was offered. No further details have been found.

Update:
No additional information found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx, the debtor had filed bankruptcy under chapter-13 with the case#xx on xx/xx/2016 and the plan was confirmed on xx/xx/2016. POC was filed after deadline date. Deadline date was xx/xx/2017. POC was filed on xx/xx/2017, in the secured claim amount xx and an arrearage in the amount of xx. Schedule D in xxx dated xx/xx/2016 states; the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remained as $xxxently the Bankruptcy is not in active status since it was dismissed on xx/xx/2018 and was fully terminated on xx/xx/2018.	The loan modification agreement was made on xx/xx/2017 with a new principal balance of xx with fixed rate of 4.125%. The borrower promised to pay monthly P&I payment in the amount of $xxx beginning on xx/xx/2017 till the maturity date of xx/xx/2057.	Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for "Seller-Paid Points and Fees.""
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "The CE risk indicator is Significant as the loan is failing GAFLA 3/2003 High Cost Home Loan Points and Fees Threshold Test. Total fees charged is $xxx21 and allowed is $xxx79, however it is over charged by $xxx.
Affirmative claims can be made within 5 years of the closing and that the Note date is xx/xx/2007. SOL has been expired.
Fees Included-
xx Broker Fee (Indirect / POC): $xxx89
Processing Fee: $xxx
Administration Fee: $xxx
GA Residential xx: $xxxttorney's Fee: $xxx
Title Courier Fee: $xxxFunding, Wire, or Disbursement Fee: $xxxRecording Service Fee: $xxx
Affirmative claims can be made within 5 years of the closing and that the Note date is xx/xx/2007. SOL has been expired."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not signed by borrower."		Significant	Not Covered	Pass	No Result	Fail	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.." for the amount of xx which was recorded on xx/xx/2007.
The chain of assignment has not been completed. Currently, the assignment is fromxx, doing business as xx which was recorded on xx/xx/2015. The assignment is missing to xx.
There is 1 xx lien against the borrower with the favor of xx for the amount of $xxxhich was recorded on xx/xx/2017.
Combined annual taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019.
City annual taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is current with the loan and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 5.000%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 5.000%. The loan was modified. The foreclosure was not initiated. The borrower xx and xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2014. The POC was filed by creditor xx of xx on xx/xx/2014 for the secured claim amount is xx and arrearage amount is xx. However, the POC Deadline dated xx/xx/2014. The chapter 13 plan was filed on xx/xx/2014. The second amended chapter 13 plan was filed on xx/xx/2014 and the plan was confirmed on xx/xx/2014. The debtor was promise to pay for trustee in the amount of $xxx00 for 2 months and $xxx00 for 58 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxnotice of xx payment change was filed on xx/xx/2016. The trustee’s final report dated xx/xx/2017, the xx ongoing has been paid in the amount of xx and the xx arrearage has been paid in the amount of $xxx08. The debtor was dismissed on xx/xx/2017 and the case was terminated on xx/xx/2017. The date of last filing on xx/xx/2017. The reason for default is unable to determine. As per the comment dated xx/xx/2020, the COVID Email campaign has been sent. According to the latest xxx Report dated xx/xx/2020, the subject property is in average condition and the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx and xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2014. The POC was filed by creditor xx of xx on xx/xx/2014 for the secured claim amount is xx and arrearage amount is xx. However, the POC Deadline dated xx/xx/2014. The chapter 13 plan was filed on xx/xx/2014. The second amended chapter 13 plan was filed on xx/xx/2014 and the plan was confirmed on xx/xx/2014. The debtor was promise to pay for trustee in the amount of $xxx00 for 2 months and $xxx00 for 58 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxnotice of xx payment change was filed on xx/xx/2016. The trustee’s final report dated xx/xx/2017, the xx ongoing has been paid in the amount of xx and the xx arrearage has been paid in the amount of $xxx08. The debtor was dismissed on xx/xx/2017 and the case was terminated on xx/xx/2017. The date of last filing on xx/xx/2017.	The loan was modified twice since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2018 between the borrower xx” and lender xx. As per the modified terms, the new principal balance is xx. The borrower has promised to pay the in the amount of $xxx with the interest rate of 5.00% beginning on xx/xx/2018 till maturity date of xx/xx/2058.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.790%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

TILA APR Test: FAIL The loan data is 0.000%, the comparison data is 6.790% and the variance is -6.790%"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosures are missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx.xx. which was recorded on xx/xx/2004.

The chain of the assignment has not been completed. The latest assignment isxx, doing business as xx which was recorded on xx/xx/2016. The assignment should be with xx/xx.

No judgment and liens were open against the borrower.

Combined annual taxes for the year of 2019 have been paid in the mount of $xxxxx/xx/2019.
No prior years delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
Collections Comments:The loan is performing. According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
As per review of collection comment, comment dated xx/xx/2020 the reason for default is increase in payment/vehicle repairs and not working any hours due to covid virus. Borrower is currently living in the property and intent to keep the property. No any damage and foreclosure related comments have been found. As per collection comments, currently the loan is in collections. Further details have not been found.

Update
As per the comment dated xx/xx/2024, the borrower filed bankruptcy with case #xx under chapter 13 plan on xx/xx/2023. The POC was filed on xx/xx/2023.
As per the comment dated xx/xx/2022 the foreclosure complaint was filed on xx/xx/2022. As per the comment dated xx/xx/2022, the service was completed on xx/xx/2022. As per the comment dated xx/xx/2023, the judgment hearing scheduled for xx/xx/2023. As per the comment dated xx/xx/2023, the foreclosure was put on hold due to the borrower filed bankruptcy on xx/xx/2023.
As per the comment dated xx/xx/2023, the loan was reinstated for xx. No further details have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was done between xx (borrower) and xx (servicer) on xx/xx/2018. Reason for modification is financial hardship. As per modification, unpaid principal balance is xx. As per Mod the xx is interest bearing balance and $xxxeferred balance. Borrower promises to pay UPB with interest rate 3.000% and P&I $xxx beginning from xx/xx/2018. New maturity date is xx/xx/2058.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement xx Insurance Notice of Servicing Transfer Origination Appraisal	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State Kentucky which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD”."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Fee Itemization and estimated document is missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This is a FHA loan. LTV at the origination was 100%. The tape data is reflected MI required. Final 1003 is missing from the loan file; however, MI certificate is missing in the loan files."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 in favor of xx.
The chain of assignment has not been completed. Currently, the xx is withxx, which was recorded on xx/xx/2015. The assignment should be with   xx/xx.
There is an active xx in the amount of $xxxd by xx recorded on xx/xx/2018. The lien is not against the subject property.

There is a senior xx which was originated on xx.00 in favor of xx.
There is an active IRS Lien in the amount of xx held by xx recorded on xx/xx/2012. The lien is not against the borrower.
There is senior State Tax Lien in the amount of $xxxd by xx which was recorded on xx/xx/2000.
1st and 2nd installment xx taxes for the year of 2018 have been paid in the amount of $xxxxx/xx/2019 and xx/xx/2019.
1st and 2nd installment xx taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2020 and xx/xx/2020. No prior year delinquent taxes have been found.
According to payment history as of xx/xx/2020, the borrower has been current with the loan and the next due for the payment is xx/xx/2020. The last regular payment was received on xx/xx/2020 in the amount of $xxx50 which was applied to the due date of xx/xx/2020. The current UPB is in the amount of xx.	Collections Comments:The present status of the loan is in performing and the next due for the payment is xx/xx/2020. The last regular payment was received on xx/xx/2020 in the amount of $xxx50 which was applied to the due date of xx/xx/2020.
The loan was modified. No evidences found in the loan file and servicing comments regarding foreclosure proceedings on the subject property. The RFD is unable to be determined.
No evidence of damage or repair to the subject property was found. No comments have been found stating the borrower’s income has been impacted by COVID-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the xxx report, the borrower xx had filed bankruptcy under chapter 13 on xx/xx/2013 with Case no#xx.The POC was filed on xx/xx/2014 with claim in the amount of xx and with an arrearage of $xxx67.
The Schedule-D in xxx shows the amount of claim is xx and the value of property is xx. Hence, the unsecured portion is xx. The motion for relief was filed on xx/xx/2014.
The POC was filed after deadline. But the debtor had added subject creditor in the revised plan. The plan was filed on xx/xx/2013 which was confirmed on xx/xx/2014.  As per plan debtors had to pay installments in the amount of $xxx00. The debtor was discharged on xx/xx/2016 and the bankruptcy was terminated on xx/xx/2017.
The loan modification agreement was made on xx/xx/2016 between borrower xx and lender xx. As per modified terms, the new UPB is xx. The borrower promises to pay P&I in the amount of $xxx with an interest rate of 6.750%, beginning from xx/xx/2016. The maturity is xx/xx/2044.	Affiliated Business Disclosure Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "An Appraisal report from origination is missing from the loan file."
* Not all borrowers signed TIL (Lvl 2)     "The final TIL is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated  business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by the borrowers."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. with Instrument# | Book/Page# xx.
The chain of assignment has not been completed. The latest assignment is withxx,xx which recorded on xx/xx/2020 with Instrument# | Book/Page# xx. However, it should be with xx/xx.
No active liens and judgments have been found.
The annual combined jurisdiction tax of 2019 has been paid in the amount of $xxxxx/xx/2019.	According to the payment history as of xx/xx/2020, the borrower has been delinquent with the loan for 1 month. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx14 and PITI is in the amount of $xxx43. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in collection and the borrower has been delinquent with the loan for 1 month. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx14 and PITI is in the amount of $xxx43. The UPB reflected is in the amount of xx.
The step modification agreement was signed between the borrower xx and xx and the lender xx, LP on xx/xx/2011.
No comments have been found regarding foreclosure in the latest servicing comments.
As per comment dated xx/xx/2020, borrower’s income is impacted by COVID-19 pandemic. Borrowers restaurant has been shut down due to pandemic and borrowers is rexxing deferment. COVID-19 short term forbearance plan approved and begin from xx/xx/2020 for 2 months having $xxxayment. No further details available.
As per the xxx Report dated xx/xx/2020, located at xx the subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter -7 with the case# xx on xx/xx/2009.xxx filed on xx/xx/2009. As per reaffirmation agreement filed on xx/xx/2010. xx to be paid under reaffirmation agreement with interest rate of 5.90% with $xxx per month for 46 months. Collateral securing debt is 2005 BMW 325Ci with current market value xx. The debtor was standardly discharged on xx/xx/1010 and the case got terminated on xx/xx/2010.

This Step modification agreement was signed between the borrower xx and xx and the lender xx on xx/xx/2011.
The Unpaid Principal Balance is xx with interest rate 2.00% which steps up in 4 steps ending at 4.375%. The borrower promises to pay the monthly P&I of $xxx beginning from xx/xx/2011. The maturity is xx/xx/2039.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located Texas. The following disclosures are missing from the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Choice of Insurance Notice
5. Collateral Protection Insurance Disclosure
6. Non-Deposit Investment Product Disclosure Are there any promotional materials?
7. Insurance Solicitation/Post Commitment Requirement
8. Construction Loan Disclosure"
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Service transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The updated title report dated xx/xx/2020 shows that the subject xx was originated on xx., which was recorded on xx/xx/2003.
The chain of the assignment has not been completed. The latest assignment is withxx, doing business as xx which was recorded on xx/xx/2015. However, it should be with xx
There are 3 HOA liens in the favor of xx, in the total amount of $xxxch was recorded on xx/xx/2012, xx/xx/2013 and xx/xx/2014.
The annual installment of combined jurisdiction tax of 2019 has been paid in the amount of $xxxxx/xx/2020.
No prior year's delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The current UPB reflected in the payment is in the amount of xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan and the last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected is in the amount of xx.
The loan modification agreement was made between (borrower) xx and xx and (Lender) xx, on xx/xx/2018.
No comments have been found regarding foreclosure in the latest servicing comments.
As per the xxx Report dated xx/xx/2020, located at xx the subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed the bankruptcy under chapter 13 with the case #xx on xx/xx/2012 and the plan was confirmed on xx/xx/2012. The POC was filed on xx/xx/2012 with the secured claim amount of xx and the arrearage was in the amount of $xxx63. The debtor sxxpay to the trustee the sum of $xxx00 per month for 57 months. The debtor was standardly discharged on xx/xx/2016 and the case got terminated on xx/xx/2016.	This loan modification agreement was made between (borrower) xx and xx and (Lender) xx on xx/xx/2018. The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 4.50% and new P&I is in the amount of $xxx beginning from xx/xx/2018. The maturity is xx/xx/2058. There is no provision for the balloon payment.	Affiliated Business Disclosure Final Truth in Lending Discl. Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test.
This loan failed the bona fide discount points test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test.
The loan is a first lien xx and has a principal amount that is greater than or equal to $xxx charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State.""
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL, Loan Data 0.000%, Comparison Data 6.594% & Variance -6.594%.
This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.594%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina. The following disclosures are missing from the loan file: 1. Amortization Schedule Disclosure. 2. Credit Property Insurance Disclosure. 3. Fee Agreement. 4. Priority of Security Instrument Disclosure. 5. Attorney Selection Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.84 in favor of xx The chain of assignment has not been completed. Currently loan is withxx. The latest assignment of xx should be with xx/xx.
No active judgments or lien have been found against the borrower or subject property.
The xx taxes for 2019 have been paid off in amount of $xxx
No prior delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2020 the borrower is current with the loan. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 3.50% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history reflects current UPB in the amount of xx.	Collections Comments:Comments:
xx Comments_Borrower

As per review of latest payment history as of xx/xx/2020 the borrower is current with the loan. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 3.50% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history reflects current UPB in the amount of xx.
No evidences have been found regarding foreclosure proceedings or Bankruptcy filing.
No visible damages are found. Subject property is occupied by owner.
The comments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.
The xxx Report xx dated xx/xx/2020 shows that subject property type is vacant land and no visible damages are found.

Update
No additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2015 with a new principal balance of xx with fixed rate of 3.50%. The borrower promised to pay monthly P&I payment in the amount of $xxx beginning on xx/xx/2015 till the maturity date of xx/xx/2030.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	4: Unacceptable	* Property is Vacant Land (Lvl 4) "The appraisal report at the time of loan origination is missing from the loan file. As per seller provided tape data subject property type is a vacant land. Also latest xxx Report xx dated xx/xx/2020 shows that subject property type is vacant land."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And estimated HUD-1/Fee itemization/GFE is also not available in the loan file."	* Application Missing (Lvl 2) "The Final 1003 (Application) is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of loan origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The subject property is located in Florida State. The following disclosures are missing from the loan file.

Anti-Coercion Notice
Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, in favor of xx recorded in Instrument# | Book/Page# xx.
The chain of assignment has not been completed. Assignment fromxx,xxxx to xx is missing.
No active mortgages, liens, and judgments have been found.
No prior year delinquent taxes have been found.
As per the review of payment history as of xx/xx/2020, the borrower is current with a loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 3.75%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current loan status is performing. As per the review of payment history as of xx/xx/2020, the borrower is current with a loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 3.75%. The current UPB reflected as per the payment history is in the amount of xx.
The loan was modified on xx/xx/2012 between the borrowerxx and lender xx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 3.75 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2012. The maturity date as per modification is xx/xx/2044.
The reason for default, subject property occupancy is not mentioned in collection comments.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No comments have been found regarding Covid-19 impact.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2012 between the borrowerxx and lender xx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 3.75 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2012. The maturity date as per modification is xx/xx/2044.	Affiliated Business Disclosure Final Truth in Lending Discl. Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	4: Unacceptable	* Property is Vacant Land (Lvl 4) "As per the appraisal report located at xx, subject property type is vacant land."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The Updated title report dated xx/xx/2020 shows that the xx was originated on xx. The subject xx was recorded on xx/xx/2002 with the Book/Page # xx.
The chain of the assignment has been completed. The current assignment is withxx, doing business as xx.
There is a junior xx active found in the amount of $xxxfavor of xx. It was originated on xx.
There are two UCC liens active in favor of xx andxx
The annual installments of School taxes for the year of 2019-2020 have been paid in the amount of $xxxe annual installments of combined taxes for the year of 2020 have been paid in the amount of $xxxhe current ownership is vested in the name of xx (borrower).
According to the payment history as of dated xx/xx/2020 the borrower is regular with the payment and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 for the amount of $xxx(PITI). The monthly P&I is in the amount of $xxx with an interest rate of 6.750%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The review of comment history shows that the borrower is current with the loan. The property has been occupied by the owner himself. No damage or repair to the property has been found.
The last payment was received on xx/xx/2020 for the amount of $xxx(PITI). The monthly P&I is in the amount of $xxx with an interest rate of 6.750%. The current UPB is reflected in payment history for the amount of xx.
No comments have been found regarding the foreclosure and bankruptcy.  Also no evidence has been found regarding covid 19.

Update
No additional information has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender xx Services,xx and the borrower xx on xx/xx/2016, the new principal balance as per mod is xx. The first payment was due on xx/xx/2016 and the maturity date is xx/xx/2040. The modified P&I is in the amount of $xxx with an interest rate of 6.750%. The modification does not contain balloon payment.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 settlement statement is missing from loan file. The itemization or estimated HUD-1 is also not found."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.

1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. xx Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative xx Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. xx Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, in favor of xx xx recorded in Instrument# | Book/Page# xx.
The chain of assignment has not been completed. Assignment fromxx,xx to xx is missing.
No active mortgages, liens, and judgments have been found.
No prior year delinquent taxes have been found. First and second installments of xx taxes for the year of 2019 have been paid on xx/xx/2019 and xx/xx/2020 respectively each in the amount of $xxxrst and second xx taxes for the year of 2020 are due on xx/xx/2020 and xx/xx/2021 respectively each in the amount of $xxx
As per the review of payment history as of xx/xx/2020, the borrower is current with a loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 3.75%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current loan status is performing. As per the review of payment history as of xx/xx/2020, the borrower is current with a loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 3.75%. The current UPB reflected as per the payment history is in the amount of xx.
The step modification agreement was made on xx/xx/2017 between the borrower xx and lender xx. The new modified principal Balance is xx with interest rate 3.750% which steps up in 5 steps ending at 7.50%. The borrower promises to pay the monthly P&I of $xxx beginning from xx/xx/2018 and the maturity is dated xx/xx/2056.
The reason for default is reduction in income due to Covid-19. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
No foreclosure details are available from the loan file or collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
As per the comment dated xx/xx/2020, the borrower's income was impacted due to COVID-19 as the borrower's working hours were reduced. As per the comment dated xx/xx/2020, the servicer advised the borrower for long term forbearance option but the borrower rexxed for the short term help. The servicer then advised 1 month deferment plan in the amount of $xxx for xx/xx/2020. The borrower accepted the 1-month deferment plan. No further details have been found.

Update
As per the comment dated xx/xx/2023, the reason for default is excessive obligations.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was made on xx/xx/2017 between the borrower xx and lender xx. The new modified principal Balance is xx with interest rate 3.750% which steps up in 5 steps ending at 7.50%. The borrower promises to pay the monthly P&I of $xxx beginning from xx/xx/2018 and the maturity is dated xx/xx/2056.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Cash out purxxx(Lvl 2) "As per the final hud-1 document, the purpose of transaction is Purchase. The total cash to borrower is $xxx81 and deposit or earnest money is $xxx. Hence, the total cash to borrower is $xxx81."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The CE report is moderate as the loan is failing for Application Fee Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the application fees test.
The loan charges an application fee."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at WV state. The following require state disclosures are missing from the loan file:
1. WV Collateral Protection Insurance Notice 1
2. Co-Signer Notice
3. Financial Institution Insurance Disclosure
4. Non-Deposit Investment Product Disclosure
5. Financial Institution Insurance Disclosure
6. Non-Deposit Investment Product Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2019.
No assignment found, However, the subject xx is with the original lender xx.

The subject xx is at first lien position as there are no active liens or judgment against the borrower or subject property.
Annual xx taxes for the year of 2019 have been paid in the amount of $xxxo prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2020, the borrower is regular with his payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx (PITI) which was applied for the due date of xx/xx/2020. The current P&I is $xxx and an interest rate of 3.750%. The current UPB is not reflected in the payment history. However, tape data shows UPB in the amount of xx.	Collections Comments:The collection comment as of xx/xx/2020 reflects that the borrower is performing with the loan. The borrower is regular with his payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx (PITI) which was applied for the due date of xx/xx/2020. The current P&I is $xxx and an interest rate of 3.750%. The current UPB is not reflected in the payment history. However, tape data shows UPB in the amount of xx.
The collection comment does not reflect the subject property has been type and the property condition. Also the latest xxx Report is not available in the loan file.
The review of the collection comment shows no indication of post-closing foreclosure activity. No information pertaining to bankruptcy has been found.
No comments have been found regarding the income impacted due to Covid-19. However, now the borrower is current with the loan.
The collection comment does not reflect any information regarding the employment details.  However, as per the 1003 the borrower has been employed at xx for 2 years.

Update
No additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required State Disclosures	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* Income documentation does not meet guidelines (Lvl 3)     "Missing last two years tax transcripts."
* Loan does not conform to program guidelines (Lvl 3) "As per Seller tape data, the borrower left job prior to closing. However, no such information or no document has been found in loan file to verify that the borrower has left the job prior to closing."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID Violation due to a fee addition on Initial CD dated xx/xx/2029. The Initial CD shows an added fee State Tax Stamps of $xxx which did not appear on previous LE. This is a fee increase of $xxx for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

Subject is a purxxxloan and 1 year SOL has expired."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
1. Title Insurance Disclosure
2. Radon Gas Disclosure
								3. Insurance Sales Disclosure."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per review of latest updated title report dated xx/xx/2020 the subject xx was originated on xx.00 which was recorded on xx/xx/2019 under instru# xx in favor ofxx. No chain of assignment has been found as the xx is currently with the current assignee xx(lender).

There is one junior xx which was recorded on xx/xx/2019 under instru#RP-xx in the amount of xx in favor of xx organized under the laws of the State of Texas.
No active judgments or lien have been found against the borrower or subject property
The annual xx taxes of 2019 have been paid in the amount of $xxx prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 4.625% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The available payment history does not reflect current UPB but the provided tape data as of xx/xx/2020 reflects the current UPB in the amount of xx.	Collections Comments:The loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 4.625% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The available payment history does not reflect current UPB but the provided tape data as of xx/xx/2020 reflects the current UPB in the amount of xx.
The loan has not been modified since origination.
No evidence of foreclosure has been found.
As per xxx report no bankruptcy filing has been found since from loan origination.
The available servicing comments do not reflect reason for default.
The comment dated xx/xx/2020 states that the 6 months forbearance plan has been offered which was initiated from xx/xx/2020 and will end on xx/xx/2020. However, no further information has been found regarding Covid-19. Unable to determine whether the income of borrower has been affected by Covid-19 or not. At the time of loan origination borrower is working as xxx, xx for 124 months.

Update
No additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, this loan is not failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan does not conform to program guidelines (Lvl 3)     "CLTV not eligible as 1st lien not a Home Possible and DPA lien is an Affordable Housing second.

Guideline allows CLTV up to xx%, However Collateral Value used for Underwriting:  xx.  Amount of Secondary Lien(s):  xx.  Loan Amount: xx.  CLTV = xx%. And LTV = xx.00%. Subject Loan has xx% CLTV. Which exceeds guideline."
* LTV or CLTV exceeds xx% (Lvl 3) "Guideline allows CLTV up to xx%, However Collateral Value used for Underwriting: xx. Amount of Secondary Lien(s): xx. Loan Amount: xx. CLTV = 104.222%. And LTV = 82.00%. Subject Loan has 104.222% CLTV. Which exceeds guideline."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the Charges That Cannot Increase Test and Charges That In Total Cannot Increase More Than 0% Test due to fees increased in Credit Report Fee. In Revised LE dated xx/xx/2019 reflects Credit Report Fee as $xxxand on the Final CD Dated xx/xx/2019 reflects Credit Report Fee as $xxx. Cure was given at closing for 7.94."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed the qualified xx DTI threshold test as this loan has a qualified xx DTI of xx%, the Borrower income was $xxx00 and total expenses are in the amount of $xxx64.  LP in file with Accept/Elligible at 45%."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed the Charges That Cannot Increase Test and Charges That In Total Cannot Increase More Than 10% Test due to fees increased in Credit Report Fee. In Revised LE dated xx/xx/2019  reflects Credit Report Fee as $xxxand in Initial CD Dated xx/xx/2019 reflects Credit Report Fee as $xxx. However to cure this tolerance Lender given specific Credit of $xxxon final CD."
								* Qualified xx DTI exceeds xx% (Lvl 2) "Loan failed the qualified xx DTI threshold test as this loan has a qualified xx DTI of xx%, the Borrower income was $xxx00 and total expenses are in the amount of $xxx64 and the LP located at xx has recommendation of "Accept/Eligible" at a DTI of xx.00%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per review of latest updated title report dated xx/xx/2020 the subject xx was originated on xx.00 which was recorded on xx/xx/2017 under instru# xx in favor of xx. No chain of assignment has been found as the xx is currently with the current assignee xx (lender).

No active judgments or lien have been found against the borrower or subject property
The annual xx taxes of 2019 have been paid in the amount of $xxx prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx83 with interest rate of 4.50% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The available payment history does not reflect current UPB but the provided tape data as of xx/xx/2020 reflects the current UPB in the amount of xx.

Collections Comments:The loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx83 with interest rate of 4.50% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The available payment history does not reflect current UPB but the provided tape data as of xx/xx/2020 reflects the current UPB in the amount of xx.
The loan has not been modified since origination.
No evidence of foreclosure has been found.
As per xxx report no bankruptcy filing has been found since from loan origination.
The available servicing comments do not reflect the reason for default.
At the time of loan origination borrower is working as Laborer at Walmart for 146 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "The CE risk indicator is Moderate because the loan failed Qualified xx Safe Harbor Threshold due to APR Charged 5.862% APR Threshold 5.510% Over by +0.352%."
* Missing Required State Disclosures (Lvl 3)     "The subject property is located in TX State and required State disclosures are missing from the loan file.
TX Loan Agreement Notice
Commitment Requirement/Anti-Tying
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "The Affiliated Business Disclosure is missing."
* Required Documentation Missing or Incomplete (Lvl 3) "Application received date is xx/xx/2017. Revised LE dated xx/xx/2017 is signed and dated on xx/xx/2017. Document tracker showing that LE dated xx/xx/2017 was delivered within 3 business days of xx/xx/2017 is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed Charges that cannot increase test. Initial CD dated xx/xx/2017 reflects Appraisal fee at $xxxwever, Final CD dated xx/xx/2017 reflects Appraisal Fee at $xxxis is a fee increase of $xxxfor charges that cannot increase. Specific credit of $xxxhas been provided as cure at closing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed Charges that cannot increase test. Initial CD dated xx/xx/2017 reflects Appraisal fee at $xxxwever, Final CD dated xx/xx/2017 reflects Appraisal Fee at $xxxis is a fee increase of $xxxfor charges that cannot increase. Specific credit of $xxxhas been provided as cure at closing."
* Higher-Priced xx Loan test Fail (Lvl 2)     "Loan failed Higher-Priced xx Loan Test due to APR Charged 5.862% APR Threshold 5.510% Over by +0.352%. Higher-Priced xx Loan Disclosure is available and can be located xx, however, it is not signed by the borrower."
								* Qualified xx DTI exceeds 43% (Lvl 2) "Loan failed the qualified xx DTI threshold test as this loan has a qualified xx DTI of 44.802%, the Borrower income was $xxx93 and total expenses are in the amount of $xxx02 and the loan was underwritten by AUS/DU xx and its recommendation is “Approve/Eligible” with a DTI of xx%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.
Chain of assignment has been completed. Currently, the xx is with xx which was recorded on xx/xx/2017.
No active judgments or liens have been found.
Annual taxes for the year of 2019 have been paid in the amount of $xxxnual taxes for the year of 2020 have been due in the amount of $xxx prior year delinquent taxes have been found.
According to payment history as of xx/xx/2020, the borrower has been current with the loan and the next due for the payment is xx/xx/2020. The last regular payment was received on xx/xx/2020 in the amount of $xxx which was applied to the due date of xx/xx/2020. The current UPB is not reflected in the payment history. However, tape data shows UPB in the amount of xx.	Collections Comments:The present status of the loan is in performing and the next due for the payment is xx/xx/2020. The last regular payment was received on xx/xx/2020 in the amount of $xxx which was applied to the due date of xx/xx/2020.
The loan was never modified. No evidences found in the loan file and servicing comments regarding foreclosure proceedings on the subject property.
The RFD is unable to be determined. No evidence of damage or repair to the subject property was found. No comments have been found stating the borrower’s income has been impacted by COVID-19.
Currently, borrower xxx is self-employed from last 4 years and second borrower xxx is working as xxx from last 1 year.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	4: Unacceptable	* Assets Verification (Lvl 4) "Missing Documentation to support asset used for Deposit of amount $xxx, Gift assets of $xxxve been submitted and donors xx statement is missing."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 4) "Loan failed the qualified xx DTI threshold test as this loan has a qualified xx DTI of 78.92%, the Borrower income was $xxxd total expenses are in the amount of $xxx16 and the loan was underwritten by AUS/DU xx and its recommendation is "Approve/Eligible" with a DTI of xx%. As per the post-acquisition credit report dated xx/xx/2017, Undisclosed debt with balance $xxxand monthly payment of $xxx were added to total debts. As a result, other monthly debts rise to $xxx"	* Loan does not conform to program guidelines (Lvl 3) "As per undisclosed credit report located at xx, Undisclosed debt with balance $xxx monthly payment of $xxx were added to total debts. As a result, other monthly debts rises to $xxxs a result, DTI rises from 44.04% to 78.92%."
							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Missing Affiliate disclosure"	* Qualified xx DTI exceeds 43% (Lvl 2) "Loan failed the qualified xx DTI threshold test as this loan has a qualified xx DTI of 78.92%, the Borrower income was $xxxd total expenses are in the amount of $xxx16 and the loan was underwritten by AUS/DU xx and its recommxxendation is "Approve/Eligible" with a DTI of 44.04%. As per the post-acquisition credit report dated xx/xx/2017, Undisclosed debt with balance $xxxand monthly payment of $xxx were added to total debts. As a result, other monthly debts rise to $xxxATR SOL of 3 years has expired."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the xx was originated on xx. The chain of xx assignment has been completed. Currently, the xx is with xx. No active judgments or liens have been found. First and second installment xx taxes of 2019 have been paid in the total amount of $xxx	The payment history dated as of xx/xx/2020 reveals that the borrower is current with loan. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 4.625%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/2020 reflects the UPB in the amount of xx.	Collections Comments:Currently, the loan is in performing status. The payment history dated as of xx/xx/2020 reveals that the borrower is current with loan. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020. No foreclosure proceedings have been found. No bankruptcy filing has been found. According to collection comment, no damages or repairs have been found. As per collection comment dated xx/xx/2020, the borrower has been impacted by pandemic and this is the reason for curtailment of income. Borrower was rexxed for 3 months forbearance plan. Comment dated xx/xx/2020 states that the emergency alternative 3 months forbearance plan was approved from xx/xx/2020 to xx/xx/2020 with monthly payment $xxx. No further details have been found. At the time of origination Borrower was working as Security Officer at “Bomar Security Investigation” for 3 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Final 1003_Application	4: Unacceptable	* DTI > 60% (Lvl 4) "QM/ATR Fail: Loan failed the qualified xx DTI threshold test as this loan has a qualified xx DTI of 86.59%, Borrowers income is not supported as stable as t is part-time and not in the same field as prior employment. Co-Borrower has Schedule C negative income which was not included in lenders calculations. LP in file approved as Accept Eligible with a DTI of 42% which is not supported."	* Loan does not conform to program guidelines (Lvl 3) "Borrowers base income is not eligible to use as prior position and current position are not related, borrower previously worked as a xx and the current job is an xx. Part time employment on job 3 weeks at time of verification and 4 weeks at closing."
* Missing Final 1003_Application (Lvl 3)     "Final Application reflects Borrower's previous employer duration start date as xx/xx/2016 and end date as xx/xx/2019 which does not match with the WVOE which reflect start date as xx/xx/2016 and end date as xx/xx/2019."
* Required Documentation Missing or Incomplete  (Lvl 3)     "Missing Letter of explanation stating gap of two Months in employment within current and previous employment."
* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as xx/xx/2019. Notary's signature date on the xx/Deed of Trust is xx/xx/2019. Note date is xx/xx/2019. All closing docs signed on xx/xx/2019"	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Missing valid COC for a fee increase on Initial CD dated xx/xx/2019. Initial LE dated xx/xx/2019 reflects Credit Report fee of $xxx however, Initial CD dated xx/xx/2019 reflects a Credit Report Fee of $xxx This is a fee increase of $xxxfor a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees. A valid COC is required to re-set baseline fee. Specific credit of $xxxhas been provided as cure at closing."
								* Property is Manufactured Housing (Lvl 2) "The home is affixed. As per appraisal report xx at the time of origination dated xx/xx/2019, the subject property is manufactured house and the serial number is xx with model# xx which was made on 2005. The affixation affidavit xx is attached with xx document which states that the home is permanently fixed to the property."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:		Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.
Chain of assignment has been completed. Currently, the xx is with xx which was recorded on xx/xx/2018.
No active judgments or liens have been found.
Annual taxes for the year of 2019 have been paid in the amount of $xxx prior year delinquent taxes have been found.
According to payment history as of xx/xx/2020, the borrower has been current with the loan and the next due for the payment is xx/xx/2020. The last regular payment was received on xx/xx/2020 in the amount of $xxx02 which was applied to the due date of xx/xx/2020. The current UPB is not reflected in the payment history. However, tape data shows UPB in the amount of xx.	Collections Comments:The present status of the loan is in performing and the next due for the payment is xx/xx/2020. The last regular payment was received on xx/xx/2020 in the amount of $xxx02 which was applied to the due date of xx/xx/2020.
The loan was never modified. No evidences found in the loan file and servicing comments regarding foreclosure proceedings on the subject property.
The RFD is unable to be determined. No evidence of damage or repair to the subject property was found. No comments have been found stating the borrower’s income has been impacted by COVID-19.
Currently, borrower xx is working as a xx from last 14 years
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	4: Unacceptable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 4) "Compliance Ease risk indicator is Elevated as loan is failing for Qualified xx DTI Threshold Test."
* Seller contributions exceed guideline limit (Lvl 4) "Subject is PurxxxPrimary Transaction with Loan Amount xx & 95% LTV. IPC allowed is 3% (xx*3% = $xxxAs per Final CD Page # xx, Seller credit is $xxx00 which exceeds the IPC Limits. The Seller Tape also reflects that IPCs of $xxxceeds maximum allowed of 3% (4665.00). No recourse as LTV>xx%."	* Qualified xx DTI exceeds 43% (Lvl 2) "The loan failed the qualified xx DTI threshold test as this loan has a qualified xx DTI of 45.965% as the Borrower income was $xxxd total expenses are in the amount of $xxxd the loan was underwritten by AUS/DU xx and its recommendation is “Approve/Eligible with DTI 44.76%.

								ATR SOL of 3 years has expired."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to Updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2016.
The chain of assignment has not been provided with the Updated title report. Currently, the xx is with the original lender xx.
No active liens and judgments have been found against the borrower and property.
Annual combined taxes of the year 2019 have been paid in the amount of $xxx prior years of delinquent taxes have been found.

As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxich was applied for the due date of xx/xx/2020. The current P&I is $xxx and PITI is $xxxhe UPB is reflected in the payment history is in the amount of xx.
Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxich was applied for the due date of xx/xx/2020. The current P&I is $xxx and PITI is $xxxhe UPB is reflected in the payment history is in the amount of xx.
Currently the borrower is xx from 6 years.

The post-closing details regarding the foreclosure and bankruptcy have not been found.
The occupancy of the subject property is unable to be determined. The comments do not provide any information regarding the damages and repairs to the subject property.

Update
No additional information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was signed between the borrowers xx and xx and xx/xx/2017. The modified principal balance is xx. The borrower promises to pay the P&I in the amount of $xxx with an interest rate of 5.625 beginning from xx/xx/2017 till the maturity date of xx/xx/2047. There is no deferred and forgiven amount.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Dicsloures Missing Final Closing Disclosure Missing Required State Disclosures	3: Curable	* CLTV exceeds guidelines (Lvl 3) "This is onetime close contraction to permanent loan. Final appraisal filed date xx/xx/2017 reflects value of xx creating a LTV xx% - Seller tape indicates LTV is too high to sell."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.
This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker.
"Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or xx broker.

This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Missing Escrow Waiver."
* Missing Final Closing Disclosure (Lvl 3)     "Final CD showing Purpose of the loan as Refinance. Missing PCCD with Purpose of the loan as Purchase."
* Missing Required Disclosures (Lvl 3)     "Missing Construction loan Exhibit B - Rexx for Initial Advance, Draw Schedule, Exhibit D - conditions to subsequent draws, contraction disbursement acct info. Waiver of lien material or labor.  Missing Construction Agreement."
* PurxxxContract is missing (Lvl 3)     "Missing PurxxxContract."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "The Affiliated Business Disclosure missing."
* Required Documentation Missing or Incomplete  (Lvl 3)     "Missing document tracking information for Initial CD dated xx/xx/2015."
* The COC is missing (Lvl 3) "Missing valid COC for a fee added on LE dated xx/xx/2015. LE dated xx/xx/2015 reflects a Rate Lock Fee of $xxxowever, Initial LE dated xx/xx/2015 reflects the Rate Lock Fee at $xxxThis is a fee increase of $xxxr a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "TRID Violation due to a fee addition on Revised LE dated xx/xx/2015. The Revised LE dated xx/xx/2015 shows an added fee Rate Lock Fee of $xxxich did not appear on previous LEs. This is a fee increase of $xxxr a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees.

This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.  This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender.  Section B reflects a Doc Prep Fee paid to the PL "FBO" Polunsky Beitel Green,LLP, Flood Cert Fee paid to the PL "FBO" Corelogic & Appraisal Fee paid to the PL "FBO" Rels Valuation. The invoices for these fee are not found in the file and therefore pass through of these fees cannot be verified. Invoices required to clear this or cure to Borrower required to cure.

This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.  This loan contains Tax service fee where "compensation to" is set to the lender.

Subject is a refinance loan and 3 years SOL has expired."
								* Missing Required State Disclosures (Lvl 2) "The subject property is located in Georgia State. However, the Disclosure of Additional Fees is missing from the loan file."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of assignment has not been provided. Currently, the xx is with original lender xx.
There no active liens and judgments.
The combined annual taxes for the year of 2019 are paid in the amount of $xxx	As per the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 in the amount of $xxx27 for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current unpaid principal balance is xx.	Collections Comments:The loan is currently performing. As per the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 in the amount of $xxx27 for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current unpaid principal balance is xx.
The loan has not been modified since origination.
Currently, the borrower is working in xx from last 7 years.
The occupancy of the subject property is unable to be determined. The comments do not provide any information regarding the damages and repairs to the subject property.
No comment found stating that the borrower’s income is impacted due to Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	4: Unacceptable	* Assets Verification (Lvl 4) "Gift assets of $xxx.00 could not be verified due Gift check, documentation proving receipt of Gift amount is missing from the loan document. As a result, assets required to close as per DU report is not satisfied."
* Loan does not conform to program guidelines (Lvl 4) "Seller tape date reflects issue as the following "Unacceptable Appraisal; no sales or comps in new project". As per documented located at xx, Appraiser on the original appraisal report dated xx/xx/2018 did not select comparables sale from the subject subdivision or project."	* Income documentation does not meet guidelines (Lvl 3) "IRS Tax Transcripts is missing from the loan documents."
* Missing Required State Disclosures (Lvl 3)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The Affiliated Business Disclosure missing."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "ComplianceEase risk indicator is Elevated due to the loan failed the qualified xx DTI threshold test as this loan has a qualified xx DTI of 43.647%, the Borrower income was $xxx00 and total expenses are in the amount of $xxx15 and the loan was underwritten by AUS/DU xx and its recommendation is “Approve/Eligible” with a DTI of xx%."
								* Qualified xx DTI exceeds 43% (Lvl 2) "The loan failed the qualified xx DTI threshold test as this loan has a qualified xx DTI of 43.647%, the Borrower income was $xxx total expenses are in the amount of $xxx the loan was underwritten by AUS/DU xx and its recommendation is “Approve/Eligible” with a DTI of ."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per review of latest updated title report dated xx/xx/2020 the subject xx was originated on xx.00 in favor of xx which was recorded on xx/xx/2015 under Instru/xx/Pg# xx.
 The chain of assignment has been completed as the xx is currently with xx.
No active judgments/liens have been found against the borrower/subject property.
No prior delinquent taxes have been found.
The combined taxes for 2019 have been paid off in amount of $xxx
As per review of latest payment history as of xx/xx/2020 the borrower is current with the loan. The last payment was received on xx/xx/2020 in the amount of $xxx25 with interest rate of 4.375% and P&I $xxx33 for the due date of xx/xx/2020. The next due date is xx/xx/2020. The provided tape data of payment history as of xx/xx/2020 reflects current UPB in the amount of xx. As per latest payment history current UPB is in amount of xx.
Collections Comments:Comments:
xxx Notes.pdf

As per review of latest payment history as of xx/xx/2020 the borrower is current with the loan. The last payment was received on xx/xx/2020 in the amount of $xxx25 with interest rate of 4.375% and P&I $xxx33 for the due date of xx/xx/2020. The next due date is xx/xx/2020. The provided tape data of payment history as of xx/xx/2020 reflects current UPB in the amount of xx. As per latest payment history current UPB is in amount of xx.
No evidences have been found regarding foreclosure proceedings or Bankruptcy filing.
The property is owner occupied and no visible damages were reported.
The comments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.
At time of origination Borrower is working as xxat xx for 65 months.
The loan was modified on xx/xx/2017 with the fixed rate. The new principal balance of xx and interest bearing principal amount is in the amount of xx. The borrower promises to pay the P&I of $xxx33 with the new interest rate of 4.375% beginning from xx/xx/2017 and the new maturity date is xx/xx/2047.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2017 with the fixed rate. The new principal balance of xx and interest bearing principal amount is in the amount of xx. The borrower promises to pay the P&I of $xxx33 with the new interest rate of 4.375% beginning from xx/xx/2017 and the new maturity date is xx/xx/2047.	Final Title Policy Hazard Insurance Missing Required State Disclosures Right of Rescission Transmittal (1008)	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Subject loan was originated of xx on xx/xx/2015 as construction to permanent refinance loan. However, as per extension rexx for located at xx cost of financing of the subject property was increased and revised with a New modification agreement dated xx/xx/2017 with New Principal balance of xx located xx. Hence, with appraised of xx, the LTV/CLTV of the loan increased from xx% to xx00%."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Finance charge disclosed on Final TIL as xx.00. Calculated Finance Charge xx for an under disclosed amount of $xxx00 Reason for Finance Charge under disclosure is unknown."
* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta 8.1, 9) (Lvl 3)     "A copy of the Final Title policy is missing in loan documents. However, Commitment is available in the documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard Insurance policy active at the time of closing is missing from the loan documents."
* Required Documentation Missing or Incomplete  (Lvl 3)     "Subject loan is construction to permanent refinance and DU report states Verification of the xx of 12 months of existing loan needs to documented and verified for loan to be eligible for xx. However, Verification of xx for previous 12 months is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 3)     "Right to Cancel notice is missing in the loan Documents."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary for the original loan xx is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final TIL as xx.00. Calculated Finance Charge xx for an under disclosed amount of $xxx00 Reason for Finance Charge under disclosure is unknown.
Loan failed TILA APR Test due to APR Charged 4.201% APR Disclosed 4.340% Variance -0.139%.

SOL of 3 years has expired."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in TX State. The following disclosures are missing from the loan file.

Commitment Requirement/Anti-Tying
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
								Insurance Solicitation/Post Commitment Requirement"		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2019.
The chain of assignment has not been provided in the updated title report. Currently, the assignment is with original lender xx.
There is a mechanic lien against the borrower xx in favor of xx in the amount of $xxxch was recorded on xx/xx/2020.
The 1st half and 2nd half combined taxes for the year of 2019 are paid in the total amount of $xxx prior year delinquent taxes have been found.
As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxich was applied for the due date of xx/xx/2020. The current P&I is $xxxd PITI is $xxxhe UPB is reflected in the payment history is in the amount of xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxich was applied for the due date of xx/xx/2020. The current P&I is $xxxd PITI is $xxxhe UPB is reflected in the payment history is in the amount of xx.
The borrower is owner of xx since last 31years.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The occupancy of the subject property is unable to determine.
The comments do not provide any information regarding the damages and repairs to the subject property.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "The provided Seller’s tape is showing the alert that lost Property Inspection Waiver (PIW) on subsequent LP submissions and no Appraisal was obtained."	* Missing Appraisal (Lvl 3) "A copy of the Appraisal report at origination is missing from loan file."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the xx was originated on xx.
The chain of xx assignment has been completed. Currently, the xx is with xx.
No active judgments or liens have been found.
First installment xx taxes of 2020 have been paid in the amount of $xxxcond installment xx taxes of 2020 are due on xx/xx/2020 in the amount of $xx.	The payment history dated as of xx/xx/2020 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx50 and it was applied for the due date of xx/xx/2020. The current P&I is $xxx46 and interest rate is 3.625%. The latest payment history does not reflect current UPB but the provided tape data as of xx/xx/2020 reflects the UPB in the amount of xx.	Collections Comments:Currently, the loan is in performing status.
The payment history dated as of xx/xx/2020 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx50 and it was applied for the due date of xx/xx/2020.
No foreclosure proceedings have been found.
No bankruptcy filing has been found.
According to collection comment, no damages or repairs have been found.
At the time of origination Borrower was working as Partner at xx for 14 years.

Update
No additional details have been found in the collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Origination Appraisal	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "Seller tape reflects "Not a Freddie to Freddie Refinance which program required". As per document located at xx, the lender representative acknowledges that the loan was marked as Rate Relief Refinance but in fact was processes as a full doc refinance with LPA accept."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The Affiliated Business Disclosure missing."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Duplicate finding.

Loan failed charges that increase test. Initial LE dated xx/xx/2016 does not reflect Appraisal Re-inspection Fee. However, Final CD dated xx/xx/2016 reflects Appraisal Re-inspection fee at $xxxitial LE dated reflects Transfer Taxes at $xxx However, Final CD dated xx/xx/2016 reflects Transfer Taxes at $xxx This is increase in fee of $xxx for charges that cannot increase. Specific lender credit of $xxx for this increase was given at closing as cure."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is Moderate due to loan failed charges that increase test. Initial LE dated xx/xx/2016 does not reflect Appraisal Re-inspection Fee. However, Final CD dated xx/xx/2016 reflects Appraisal Re-inspection fee at $xxxitial LE dated reflects Transfer Taxes at $xxx However, Final CD dated xx/xx/2016 reflects Transfer Taxes at $xxx This is increase in fee of $xxx for charges that cannot increase. Specific lender credit of $xxx for this increase was given at closing as cure."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that increase test. Initial LE dated xx/xx/2016 does not reflect Appraisal Re-inspection Fee. However, Final CD dated xx/xx/2016 reflects Appraisal Re-inspection fee at xx. Initial LE dated reflects Transfer Taxes at $xxx However, Final CD dated xx/xx/2016 reflects Transfer Taxes at $xxx This is increase in fee of $xxx for charges that cannot increase. Specific lender credit of $xxx for this increase was given at closing as cure."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Qualified xx DTI exceeds 43% (Lvl 2)     "The loan failed the qualified xx DTI threshold test as this loan has a qualified xx DTI of 84.376% as the Borrower income was $xxx12 and total expenses are in the amount of $xxx89 per LP xx and its recommendation is “Accept/Eligible” at a DTI of 50.00%. After deducting Sch C loss, the total monthly income verified is $xxxd total Back debt verified is ($xxx759.89) equals $xxxs a result of decrease in verified income and increase in debts verified, the DTI rises from 50.00% to 84.37%.

								ATR SOL of 3 years has expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2018 with Instr | Book/Page# xx.
No assignment found, However, the subject xx is with the original lender xx.

The subject xx is at first lien position as there are no active liens or judgment against the borrower or subject property.
The first and second installment of xx taxes for the year of 2019 has been paid in the total amount of $xxxo prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/2020, the borrower is regular with his payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx20 (PITI) which was applied for the due date of xx/xx/2020. The current P&I is $xxx57 and an interest rate of 5.750%. The current UPB is not reflected in the payment history. However, tape data shows UPB in the amount of xx.	Collections Comments:The collection comment as of xx/xx/2020 reflects that the loan is in collection. The borrower is regular with his payments and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx20 (PITI) which was applied for the due date of xx/xx/2020. The current P&I is $xxx57 and an interest rate of 5.750%. The current UPB is not reflected in the payment history. However, tape data shows UPB in the amount of xx.
The collection comment does not reflect the subject property has been type and the property condition. Also the latest xxx Report is not available in the loan file.
The review of the collection comment shows no indication of post-closing foreclosure activity. No information pertaining to bankruptcy has been found.
No comments have been found regarding the income impacted due to Covid-19. However, now the borrower is current with the loan.
The collection comment does not reflect any information regarding the employment details.  However, as per the 1003 the borrower has been employed at xx as Owner (self-employed) for 10 years.

Update
No additional details have been found in the collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "As per Seller tape, Appraisal should have been completed as a multi- unit on a 1025 form, however was completed as a 2 unit on a 1004 form. Property is a 2 Unit property however appraisal reflects a single unit property with a accessory unit. Appraiser comment reflects that xx report subject property as duplex but appraiser does not agree with it and says duplex should have shared wall, that is not the case in subject property."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Affiliated business disclosure is missing in the loan file."
* The property type does not match the Appraisal Report (Lvl 3) "Property is a 2 Unit property however appraisal reflects a single unit property with a accessory unit. Appraiser comment reflects that xx report subject property as duplex but appraiser does not agree with it and says duplex should have shared wall that is not the case in subject property."	* Missing Required State Disclosures (Lvl 2) "The property is located in state of California. The following required State Disclosures are missing from the loan file.
1. Impound Account Disclosure
2. Cosigner NoticTAPE
3. Private xx Insurance Disclosure
4. Earthquake Disclosure for Condominiums
5. Hazard Insurance Disclosure
6. Insurer Recommendation Disclosure
7. CA Fair Lending Notice
8. Anti-Tying Disclosure
9. Privacy Notice
10. Notice of Right to Copy of Appraisal
11. Application for Credit-Married Persons
12. Fair Debt Collection Notice
								13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of assignment has not been provided. Currently, the xx is with original lender xx.
There no active liens and judgments.
The combined annual taxes for the year of 2019 are paid in the amount of xx.
As per the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 in the amount of $xxx12 for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current unpaid principal balance is xx.	Collections Comments:The loan is currently performing. As per the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 in the amount of $xxx12 for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current unpaid principal balance is xx.
The loan has not been modified since origination.
Currently, the borrower is owner of the xxfrom last 9  years.
The occupancy of the subject property is unable to be determined. The comments do not provide any information regarding the damages and repairs to the subject property.
No comment found stating that the borrower’s income is impacted due to Covid-19. The covid attestation has been found in loan file located at xx.

Update
No additional details have been found in the collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Final Title Policy Missing Required State Disclosures	3: Curable	* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta 8.1, 9) (Lvl 3) "A copy of the Final Title policy is missing in loan documents. However, the commitment is available atxx
* Missing Required State Disclosures (Lvl 3)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement"	* ComplianceEase HOEPA Test Incomplete (Lvl 2) "Loan Did Not High Cost HOEPA Test"
* Debt Ratio Exception 5% or Less (Lvl 2)     "Borrower has been qualified with income xx, the DTI has been increased from 39.21% to 41.840%."
								* Required Documentation Missing or Incomplete (Lvl 2) "Seller tape shows there are un-disclosed debts, however no supporting documentation found."		Minimal	Not Tested	Pass	Pass	Not Tested	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Updated title report dated xx/xx/2020 shows that, subject xx with (borrowers) xx and xx and the (Lender)xx., a Texas xx was originated on xx.31 which was recorded on xx/xx/2002 with instrument# xx, book/page # xx.

Chain of assignment has not been completed, last assignee xx is missing and the last assignment was done fromxx which was recorded on xx/xx/2019.

Any active judgment or lien has not found.
Annual combined taxes for the year 2019 have been due for xx/xx/2020 in the amount $xxxnual tax amount is $xxx delinquent taxes have been found.
Current ownership of the subject property is vesting in the name xxand xx (borrowers).
According to the payment history as of xx/xx/2020, the borrower is current. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per servicing comments, the loan is current. According to the payment history as of xx/xx/2020, the borrower is current. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
Information regarding reason for default is not available in latest servicing comments.
Information regarding foreclosure is not available in latest servicing comments.
Information regarding occupancy is not available in latest servicing comments and comments regarding damage to the subject property are not found.

Update
As per the collection comment dated xx/xx/2024, the xx taxes for 2022-2023 are delinquent in the amount of $xxx41.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2010. The plan was confirmed on xx/xx/2010. The POC was filed on xx/xx/2010, the POC amount is xx. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx. Debtor discharged on xx/xx/2014 and got terminated on xx/xx/2014.	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final loan application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosures are missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Pre-closing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Service transfer document is missing in the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2020, the subject xx was originated on xx.00, withxx. with Book/Page#xx.

The chain of assignment has not been completed; currently the assignment is withxx as Owner Trustee of xx. However, it should be with xx.

There is a xx lien against the borrower active in the favor of xx in the amount of $xxxorded on xx/xx/2015.

Annual combined taxes for the year of 2020 are due on xx/xx/2020 in the amount of $xxx	According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 42 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2016 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history tape data is in the amount of xx.	Collections Comments:As per comment history, the loan is in active bankruptcy.
According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 42 months. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2016 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history tape data is in the amount of xx.
As per comment dated xx/xx/2020, the loan was reinstated on xx/xx/2020.
No comments have been found regarding Covid-19 impact in the latest servicing comments.
There is no evidence has been found of damage or repairs in the latest servicing comments.

Foreclosure Comments:As per comment history, the foreclosure was initiated and file was referred to an attorney on xx/xx/2020. However, the comment dated xx/xx/2020, the foreclosure put on hold due to borrower bankruptcy. No further details have been found.
Bankruptcy Comments:According to the xxx the borrower xx had filed bankruptcy under Chapter-13 with the Case# xx on xx/xx/2019. The POC was filed on xx/xx/2019, with the claim amount of xx and the arrearage amount is xx. The Chapter 13 plan was confirmed on xx/xx/2019. The debtor sxxpay to the trustee the sum of $xxx for 04 months, $xxx00 for 02 months and $xxx00 for 54 months under Chapter 13. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx.	According to the modification, the loan was modified on xx/xx/2014 between the borrower xx and the lenderxx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 5.000 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2014. The maturity date as per modification is xx/xx/2054. The interest-bearing amount is xx. There is principal forgiven amount $xxxere is no deferred balance.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The Choice of Insurer disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx in favor ofxx. The chain of assignment has not been completed as the subject xx is currently assigned to xx which was recorded on xx/xx/2015 instead of xx.There is an active xx in the amount of $xxxvor of xx which was recorded on xx/xx/2019. There is an active xx in the amount of $xxxvor of xx which was recorded on xx/xx/2016. There is an active xx in the amount of $xxxvor of xx which was recorded on xx/xx/2014. There is an active xx available in the updated title report against xx in the amount of $xxxvor of xx which was recorded on xx/xx/2018. There is an active xx available in the updated title report against xx in the amount of $xxxavor of xx and which was recorded on xx/xx/2010. There is an active xx available in the updated title report against xx in the amount of $xxxavor of xx which was recorded on xx/xx/2013. There is an active xx available in the updated title report against xx in the amount of $xxxvor of xx and which was recorded on xx/xx/2012. There is an active xx available in the updated title report against xx in the amount of $xxxvor of xx which was recorded on xx/xx/2011. There is an active xx available in the updated title report against xx in the amount of $xxxvor of xx which was recorded on xx/xx/2009.	The review of payment history shows that the borrower has been delinquent for 1 month and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxthe due date of xx/xx/2020. The UPB reflected is in the amount of xx till the due date of xx/xx/2020.	Collections Comments:The review of the collection comment shows that the loan is in the collection and the next due date for the payment is xx/xx/2020. The review of payment history shows that the borrower has been delinquent for 1 month and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxthe due date of xx/xx/2020. The UPB reflected is in the amount of xx till the due date of xx/xx/2020. The loan was modified on xx/xx/2017 between the borrower xx and the lenderxx. The loan has been modified thrice since origination. No damage and repairs have been found. No damage and repairs have been found. No information pertaining to bankruptcy and foreclosure have been found
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2017 between the borrower xx andxx. The modified new principal balance is xx. out of which xx has been deferred and the interest bearing principal balance is xx. The borrower promised to pay the new modified P&I of $xxx the new fixed interest rate of 6.650% beginning from xx/xx/2018 to the new maturity date of xx/xx/2047. There is provision for the balloon payment and it does not have modification steps. The loan has been modified thrice since origination.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of xx. The following state disclosures are missing from the loan file. 1.Explanation of Personal Obligation 2.Marital Property Act Disclosure 3.Pre-Application Fee Disclosure 4.Choice of Insurance Disclosure 5.Escrow Disclosure 6.Co-Signer Notice 7.Tattle Tale Notice under the Marital Property Act"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx which was recorded on xx/xx/2001.
The chain of assignment has not been completed. The last assignment is with xx which was recorded on xx/xx/2020.
Assignment is missing to xx.
There is civil judgment against the borrower, xx in the favor of xx for the amount of $xxx was recorded on xx/xx/2018. The same judgment was further assigned to xx for the amount of $xxx was recorded on xx/xx/2012.
Combined annual taxes for the year of 2020 have been paid in the amount of $xxx/xx/2020 and annual school taxes for the year of 2019-2020 have been paid in the amount of $xxx/xx/2019. No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/2020, the borrower is current with the loan and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxI) which was applied for the due date of xx/xx/2020. The UPB has not been mentioned in the latest payment history. UPB as per the tape data is reflected in the amount of xx. The current interest rate is 4.125% and P&I is $xxx	Collections Comments:The loan is in bankruptcy and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxI) which was applied for the due date of xx/xx/2020. The UPB has not been mentioned in the latest payment history. UPB as per the tape data is reflected in the amount of xx. The current interest rate is 4.125% and P&I is $xxxing to notice of pendency located at xx, the complaint was filed on xx/xx/2008. Stipulation cancelling notice of pendency was filed on xx/xx/2008.
According to notice of pendency located at xx, the complaint was filed on xx/xx/2009. Amended notice of pendency was filed on xx/xx/2010.Second amended notice of pendency was filed on xx/xx/2014. According to document located at xx, judgment of foreclosure sale was filed on xx/xx/2017. Order of discontinuing action, cancelling notice of pendency and vacating the judgment foreclosure and sale was filed on xx/xx/2020.
The borrower, "xx" had filed the bankruptcy under chapter 13 with the case#xx on xx/xx/2017.
Deadline to file POC is xx/xx/2018. Schedule D has not been attached with the xxx. Motion for relief from stay was filed on xx/xx/2018. The same document states that based upon the Debtor’s Model Chapter 13 Plan (Docket No. 9), the property is not treated in the plan and therefore the treatment of the subject property is unclear. POC has not been filed by the subject creditor. According to chapter 13 plan dated xx/xx/2019, the post-xx payment will be in the amount of $xxxn to approve loan modification was filed on xx/xx/2019 and order for same was granted on xx/xx/2020.
The loan has been modified on xx/xx/2019 with the new principal of xx. Borrower promises to pay P&I in the amount of $xxx the modified interest rate of 4.125% beginning from xx/xx/2019 till the maturity date of xx/xx/2059.
Current occupancy of the subject property is unable to be determined from the collection comment. No comment pertaining damage to the subject property has been observed. No latest xxx Report is available in the loan file.

Foreclosure Comments:According to notice of pendency located at xx, the complaint was filed on xx/xx/2008. Stipulation cancelling notice of pendency was filed on xx/xx/2008.
According to notice of pendency located at xx, the complaint was filed on xx/xx/2009. Amended notice of pendency was filed on xx/xx/2010.Second amended notice of pendency was filed on xx/xx/2014. According to document located at xx, judgment of foreclosure sale was filed on xx/xx/2017. Order of discontinuing action, cancelling notice of pendency and vacating the judgment foreclosure and sale was filed on xx/xx/2020. The borrower, "xx" had filed the bankruptcy under chapter 13 with the case#xx on xx/xx/2017. Motion to approve loan modification was filed on xx/xx/2019 and order for same was granted on xx/xx/2020. The loan has been modified on xx/xx/2019.
Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter 13 with the case#xx on xx/xx/2017.
Deadline to file POC is xx/xx/2018. Schedule D has not been attached with the xxx. Motion for relief from stay was filed on xx/xx/2018. The same document states that based upon the Debtor’s Model Chapter 13 Plan (Docket No. 9), the property is not treated in the plan and therefore the treatment of the subject property is unclear. POC has not been filed by the subject creditor. According to chapter 13 plan dated xx/xx/2019, the post-xx payment will be in the amount of $xxxn to approve loan modification was filed on xx/xx/2019 and order for same was granted on xx/xx/2020.
The loan has been modified on xx/xx/2019 with the new principal of xx. Borrower promises to pay P&I in the amount of $xxx the modified interest rate of 4.125% beginning from xx/xx/2019 till the maturity date of xx/xx/2059.	Affiliated Business Disclosure HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Executed copy of final HUD-1 is available in the loan file. Some points and fees are given hand written. However, same copy of HUD-1 is considered for ComplianceEase Test."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Finance Charge Test: FAIL Charged: xx allowed: xx Variance: -$xxx Foreclosure Rescission Finance Charge Test: FAIL Charged: xx allowed xx Variance: -$xxxissing Required State Disclosures (Lvl 2)     "The subject property is located in xx state. Following state disclosures are missing from the loan file:
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure
NY Hazard Insurance  Disclosure
Tax Escrow Account Designation
xx Bankers and Exempt Organizations Preapplication
Part 80 Disclosure
Alternative xx Transaction Disclosures
Co-Signer Notice Requirements
Default Warning Notice
Smoke Alarm Affidavit
xx Real Property Escrow Account Disclosure
Subprime Home Loan Counseling Disclosure
Subprime Home Loan Tax and Insurance Payment Disclosure
Subprime Home Loan Disclosure
Commitment Disclosure
Lock-in Disclosure
Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2005.
According to the updated title report dated xx/xx/2020, the chain of assignment has not been completed. Currently, the assignment is fromxx which was recorded on xx/xx/2017. The assignment is missing to xx/xx.
There is child support lien against the borrower with the favor of xx for the amount of $xxxorded on xx/xx/2018.
There are 2 IRS liens against the borrower with the favor of IRS for the total amount of xx recorded on xx/xx/2020 and xx/xx/2019.
First and second installments of combined taxes for the year of 2020 have been paid in the amount of $xxxxx/xx/2020 and $xxxxx/xx/2020.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is current with the loan and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx23 which was applied for the due date xx/xx/2020. As per the seller’s tape data, the unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 3.625%.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx23 which was applied for the due date xx/xx/2020. As per the seller’s tape data, the unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 3.625%. The loan was modified. As per the document located on xx, the foreclosure was initiated in 2014 and the complaint was filed on xx/xx/2014 with the Case# xx. The updated title report dated xx/xx/2020, the notice of lis pendency located onxx, the complaint was filed on xx/xx/2019 with the same case# xx. The judgment was entered on xx/xx/2019. The sale was scheduled on xx/xx/2019 and postponed to xx/xx/2019. However, the foreclosure was put on hold due to borrower has filed bankruptcy on xx/xx/2019. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The POC was filed by creditorxx on xx/xx/2019 for the secured claim amount is xx and arrearage amount is xx. However, the POC Deadline dated xx/xx/2019. The chapter 13 plan was filed on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The debtor was promise to pay for trustee in the amount of $xxx for 3 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxnotice of xx payment change was filed on xx/xx/2020. The date of last filing is xx/xx/2020. The reason for default is unable to determine. The borrower xx has deceased on xx/xx/2014. As per the xxx Report dated xx/xx/2019, the subject property is owner occupied and the subject property is in average condition. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:As per the document located on xx, the foreclosure was initiated in 2014 and the complaint was filed on xx/xx/2014 with the Case# xx. The updated title report dated xx/xx/2020, the notice of lis pendency located on xx, the complaint was filed on xx/xx/2019 with the same case# xx. The judgment was entered on xx/xx/2019. The sale was scheduled on xx/xx/2019 and postponed to xx/xx/2019. However, the foreclosure was put on hold due to borrower has filed bankruptcy on xx/xx/2019.
Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2019. The POC was filed by creditorxx on xx/xx/2019 for the secured claim amount is xx and arrearage amount is xx. However, the POC Deadline dated xx/xx/2019. The chapter 13 plan was filed on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The debtor was promise to pay for trustee in the amount of $xxx for 3 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxnotice of xx payment change was filed on xx/xx/2020. The date of last filing is xx/xx/2020.

The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made on xx/xx/2012 between the borrowers xx and lender xx. As per the modified terms, the new principal balance is xx. There are 3 steps of modification. The borrower has promised to pay, first in the amount of $xxx with the interest rate of 2.000% beginning on xx/xx/2012, second in the amount of $xxx with the interest rate of 3.000% beginning on xx/xx/2017 and third in the amount of $xxx with the interest rate of 3.625% beginning on xx/xx/2018 till maturity date of xx/xx/2045.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
1. NJ Application Disclosure
2. Delivery Fee Authorization
3. NJ Attorney Disclosure
4. Unacceptability of Insurance Notice
5. Attorney Disclosure II
6. Tax Bill Information
7. Private Well Testing
8. Lock-In Agreement
9. Commitment Disclosures
10. Choice of Insurer Disclosure
11. xx Addendum to xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan files."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, in favor of xx recorded in Instrument# | Book/Page# xx/xx.

The chain of assignment has not been completed. The assignments are with xxxx.However the last assignment should be with xx.

There is one senior xx which was originated on xx.00 in favor of xx xx with Instr | Book/Page# xx / xx

Active mortgages, liens, and judgments are as follows:

There is one notice of lien which was recorded on xx/xx/1999 in the amount of $xxxin favor of xx. The subject property is located in xx which is a super lien state. There is a risk of property getting foreclosed. This can be cured by paying off the lien along with interest and late charges.

No prior year delinquent taxes have been found.

Annual xx taxes for the year 2019 have been paid on xx/xx/1999 in the amount of $xxx

As per the review of payment history as of xx/xx/2020, the borrower is current with the loan payments and the next due date for payment is xx/xx/2020. According to the Doc#xx to approve loan modification was filed on xx/xx/2020; the new UPB is xx with the interest rate is 5.00% and P&I of $xxx; beginning on xx/xx/2020 with the maturity date is xx/xx/2060. So the current payment history shows the payment of xx/xx/2020 directly after xx/xx/2018. The last payment was received on xx/xx/2020. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 4.625%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per the review of payment history as of xx/xx/2020, the borrower is delinquent for 23 months and the next due date for payment is xx/xx/2018. The last payment was received on xx/xx/2020. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 4.625%. The current UPB reflected as per the payment history is in the amount of xx.

The reason for default is unemployment decreased of income. The subject property has been occupied by the owner. As per the review of collection comments, the subject property is in good condition.

The loan was modified on xx/xx/2014 between the borrower xx and Lender isxx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 4.625% and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2014. The maturity date as per modification is xx/xx/2054.

According to the xxx, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019. The POC amount of claim is xx and POC arrearage is xx.The schedule D of xxx shows does not contain any unsecured portion.  There is no comment indicating a cram-down. The plan was confirmed on xx/xx/2020.AS per amended chapter 13 plan dated xx/xx/2019 the debtor sxxpay to the trustee $xxxr 4 months and $xxxr 56 months the total base of plan payment is xx.
According to the Doc#xx to approve loan modification was filed on xx/xx/2020; the new UPB is xx with the interest rate of 5.00% and P&I of $xxx; beginning on xx/xx/2020 with the maturity date is xx/xx/2060. As per second amended modified Covid-19 corrected plan dated xx/xx/2020, The debtor (or the debtor’s employer) sxxpay to the trustee the sum of $xxxr month for 4 months. The debtor (or the debtor’s employer) sxxpay to the trustee the sum of $xxxr month for 6 months.
The debtor (or the debtor’s employer) sxxpay to the trustee the sum of $xxx per month for 3 months. Then $xxxor the months of April and May 2020 (due to COVID-19 Pandemic); then commencing in June 2020 the debtor (or the debtor's employer) sxxsubmit $xxx per month for 47 months. For the total base of plan payments: xx.

The foreclosure was initiated in 2018.The file referral was unable to determine.The foreclosure complaint was filed on xx/xx/2018 which is located at xx and the foreclosure final judgment its on xx/xx/2018 and the sale date is on xx/xx/2019.Hence the foreclosure is put on hold due to the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2019.
Foreclosure Comments:The foreclosure was initiated in 2018. As per document located at xx the file was referred to an attorney on xx/xx/2018 .The foreclosure complaint was filed on xx/xx/2018 which is located at xx and the foreclosure final judgment tis on xx/xx/2018. As per document located at xx the final judgment of foreclosure was entered on xx/xx/2018 and the sale date is on xx/xx/2019.Hence the foreclosure is put on hold due to the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2019.
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019. The POC amount of claim is xx and POC arrearage is xx.The schedule D of xxx shows does not contain any unsecured portion.  There is no comment indicating a cram-down. The plan was confirmed on xx/xx/2020.AS per amended chapter 13 plan dated xx/xx/2019 the debtor sxxpay to the trustee $xxxr 4 months and $xxxr 56 monthsthe total base of plan payment is xx.
The loan was modified on xx/xx/2020 between the borrower xx and Lender isxx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 5.0% and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2020. The maturity date as per modification is 5 xx/xx/2060.	Affiliated Business Disclosure Loan Program Info Disclosure	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan Program Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine the operative index value from the available documents."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.
The chain of the assignment has not been completed. The latest assignment is with U.S. xx, Nxx which was recorded on xx/xx/2019. However, it should be with xx.
There is a Civil Judgment in the amount of $xxxhe favor ofxx D/xx/A xx” and it was recorded on xx/xx/2019.
There is an active junior xx in the amount of xx in the favor of xx which was recorded on xx/xx/2004.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx77 and PITI is in the amount of $xxx77. The UPB reflected is in the amount of xx.

Collections Comments:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx77 and PITI is in the amount of $xxx77. The UPB reflected is in the amount of xx.
The loan modification agreement was made between (borrower) xx and (Lender) xxxx, on xx/xx/2020.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update
No additional details have been found in the collection comments.

Foreclosure Comments:The foreclosure was initiated and the lis pendens was filed on xx/xx/2010 which is located at xx. However, the order cancelling lis pendens was found located at xx. Again, the lis pendens was filed on xx/xx/2018 which is located at xx. As per the comment dated xx/xx/2018, the file was on hold due to litigation. However, as per the comment dated xx/xx/2019, the file was released from litigation on xx/xx/2019. Letter the foreclosure was put on hold due to the loan has been modified on xx/xx/2020.
Bankruptcy Comments:The borrower xx had filed Bankruptcy under chapter-7 on xx/xx/2016 with the Case# xx and the borrower was standardly discharged and the case got terminated on xx/xx/2017.	This loan modification agreement was made between (borrower) xx and (Lender)xx, on xx/xx/2020.
The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 5.00% and new P&I is in the amount of $xxx77 beginning from xx/xx/2020. The maturity is xx/xx/2060. There is no provision for the balloon payment. Previously, the loan has been modified in the year 2012.	Affiliated Business Disclosure HUD-1 Closing Statement Notice of Servicing Transfer	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD is available in the loan file. However, some points and fees are hand written."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx.
This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxTILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data xx Comparison Data xx Variance -$xxx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxx Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.00 withxx and it was recorded on xx/xx/1998 with Instr# xx.

The chain of assignment has been incomplete as the subject xx is currently assigned to xx instead of xx.

Active junior xx details as shown below:

There are two junior xx available in the updated report. First one recorded on xx/xx/2001 in the amount of xx with xx and xx, second one recorded on xx/xx/2009 in the amount of xx with xx.

Annual combined taxes of 2019 have been paid in full in the total amount of $xxxthe respective dates xx/xx/2020 & xx/xx/2020.

No delinquent taxes have been found for the prior years.
The payment history dated as of xx/xx/2020 reveals that the borrower is current with the loan for and the next due date for the payment is xx/xx/2020. The last regular payment (P&I) was received on xx/xx/2020 in the amount of $xxx90 with the interest rate 6% which was applied for due date xx/xx/2020. The current UPB as per tape data is in the amount of xx. The accrued interest is xx.

Collections Comments:Available servicing comment and documents in file reveals that the loan is in performing status.
The payment history dated as of xx/xx/2020 reveals that the borrower is current with the loan for and the next due date for the payment is xx/xx/2020. The last regular payment (P&I) was received on xx/xx/2020 in the amount of $xxx90 with the interest rate 6% which was applied for due date xx/xx/2020. The current UPB as per tape data is in the amount of xx. The accrued interest is xx.
The foreclosure was initiated on the property. The file referred to attorney completed. As per the lis pendence located at xx, the complaint was filed on xx/xx/2016 under case# xx. (Pg#xx) Judgment was entered on xx/xx/2018. Collection comments shows sale was scheduled for xx/xx/2018, but it was cancelled due to bankruptcy filing. Again the foreclosure was re-initiated & as per comment dated xx/xx/2019, the foreclosure sale was scheduled for xx/xx/2020 (Seller tape shows sale date as xx/xx/2020). Comment dated xx/xx/2020 shows  borrower advised servicer that she is current on FB & rexxed to sale postponement. The loan was modified recently on the effective date of xx/xx/2020.
The latest xxx Report was not found in the loan file to determine the current property condition.
Collection comment does not indicate any damages and repairs on the subject property.

Foreclosure Comments:The foreclosure was initiated on the property. The file referred to attorney completed. As per the lis pendence located at xx, the complaint was filed on xx/xx/2016 under case# xx. (Pg#xx) Judgment was entered on xx/xx/2018. Collection comments shows sale was scheduled for xx/xx/2018, but it was cancelled due to bankruptcy filing. Again the foreclosure was re-initiated & as per comment dated xx/xx/2019, the foreclosure sale was scheduled for xx/xx/2020 (Seller tape shows sale date as xx/xx/2020). Comment dated xx/xx/2020 shows  borrower advised servicer that she is current on FB & rexxed to sale postponement. The loan was modified recently on the effective date of xx/xx/2020.
Bankruptcy Comments:As per xxx records the debtor xx had filed the bankruptcy under chapter 7 with the case# xx on xx/xx/2018. POC was filed on xx/xx/2018 with the secured claim amount xx & the arrearage amount of xx.The schedule D of xxx shows secured claim is in the amount of xx with the supporting value of collateral is xx, so there is no unsecured amount. The chapter 13 plan has been filed on xx/xx/2018 which was confirmed on xx/xx/2018. The xxx has been filed on xx/xx/2019 which was granted on xx/xx/2019. The bankruptcy case dismissed on xx/xx/2019 & fully terminated on xx/xx/2019.	The loan was modified between the borrower xx and lenderxx on effective date of xx/xx/2020 with the new modified principal balance of xx. Borrower had given promise to pay P&I in the amount of $xxx90 with the fixed interest rate of 6% beginning on xx/xx/2020 with a new maturity date of xx/xx/2060. Prior to this the loan was modified in 2004, 2007& 2013.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
xx Insurance
Notice of Servicing Transfer
Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Application is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is FHA. The loan was originated on xx. The required MI certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.
1. IL Collateral Protection Insurance Notice
2. xx to xx
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan files."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2020 the subject xx was originated on xx.01.
The chain of assignment has not been completed , currently the assignment is withxxinstead of xx.
There is an municipal lien on  the subject property for the amount of $xxxfavor of xx and it was recorded on xx/xx/2005.
The combined taxes for the year 2019 are delinquent in the amount of $xxxch has to be paid on or before xx/xx/2020.
The combined taxes for the year 2020 are due in the amount of $xxxch has to be paid on or before xx/xx/2021.
According to the payment history as of dated xx/xx/2020 the borrower has been delinquent for 2months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 for the amount of $xxx with an interest rate of 4.460%. The payment history tape shows the current UPB as xx.	Collections Comments:The current status of the loan is in active bankruptcy.
According to the payment history as of dated xx/xx/2020 the borrower has been delinquent for 2months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 for the amount of $xxx with an interest rate of 4.460%. The payment history tape shows the current UPB as xx.
The loan has been modified since the origination.
No comments have been found regarding the foreclosure. The borrower xx (debtor) and xx (co-debtor) had filed bankruptcy under chapter 13 with case# xx on xx/xx/2019. The chapter 13 plan was filed on xx/xx/2019 and it was confirmed on xx/xx/2019.
The reason for default is unable to be determined.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also , no comments have been found regarding the income impacted due to Covid-19.

Foreclosure Comments:As per comment dated xx/xx/2019 foreclosure referral was completed on xx/xx/2019. No more evidences are available regarding current foreclosure status.
Bankruptcy Comments:The borrower xx (debtor) and xx (co-debtor) had filed bankruptcy under chapter 13 with case# xx on xx/xx/2019. The POC was filed on xx/xx/2019 with the secured claim in the amount of xx and arrearage in the amount of $xxx87. Chapter 13 plan was filed on xx/xx/2019 and it was confirmed on xx/xx/2019. The chapter 13 plan was filed on 0xx/xx/2019 as per plan the debtor supposes to pay the trustee the amount of $xxxr month for 60 months.	The modification agreement was made between the lender xx and the borrower xx on xx/xx/2010 with the new principal balance in the amount of xx. The borrower had promised to pay the new modified monthly P&I of $xxx with the new interest rate of 4.460% beginning from xx/xx/2010 till maturity date as xx/xx/2041. The modification does not contain balloon payment.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with fee itemization and estimated HUD-1 are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.
There are 12 active Water/Sewer/Utilities liens found on the subject property in the favor of xx., DBA xx in the total amount of  $xxxorded on xx/xx/2014, xx/xx/2015, xx/xx/2016, xx/xx/2015, xx/xx/2016, xx/xx/2017, xx/xx/2017, xx/xx/2018, xx/xx/2018, xx/xx/2019, xx/xx/2019, xx/xx/2020 respectively.

RE tax Status:
Property taxes for 2020 have been due in 4 installments of $xxxrting from xx/xx/2020.
No prior years delinquent taxes have been found pending.
As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 5.500%. The UPB per tape data is in the amount of xx.	Collections Comments:As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 5.500%. The UPB is reflected in the payment history is in the amount of xx.
The loan modification agreement was made between Borrower and Lender on xx/xx/2019 with a new principal balance of xx with fixed rate of 5.500%. The borrower promised to pay monthly P&I payment in the amount of $xxx beginning on xx/xx/2019  till the maturity date of xx/xx/2059.
Foreclosure Comments:Foreclosure was initiated in the loan. The foreclosure was referred to attorney on xx/xx/2018.  As per notice of trustee's sale, the foreclosure sale was scheduled on xx/xx/2020. No further action was found. Servicing comments state that sale scheduled for xx/xx/2020 was put on hold due to loan reinstatement.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between Borrower and Lender on xx/xx/2019 with a new principal balance of xx with fixed rate of 5.500%. The borrower promised to pay monthly P&I payment in the amount of $xxx beginning on xx/xx/2019 till the maturity date of xx/xx/2059.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is"Moderate" due to failure of TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance charge test: Faile
Loan Data:xx Comparison Data:xx Variance: -$xxx"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2007 with Instrument# xx / xx.
The chain of assignment is incomplete as the loan is withxx" instead of xx.
No active liens or judgments have been found against the borrower/the subject property.
Annual installments of xx taxes of the year of 2019 have been paid in the amount of $xxxxx/xx/2019.
Annual installments of city taxes of the year of 2019 have been paid in the amount of $xxxxx/xx/2019.
No prior year delinquent taxes have been found.
The payment history dated as of xx/xx/2020 reveals that the borrower is current with loan. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 in the amount of $xxx. The current P&I is $xxx and interest rate is 5.950%. The payment history tape data show current unpaid principal balance is in the amount of xx.	Collections Comments:The loan is in active bankruptcy. As per xxx, the borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2018 and plan was confirmed on xx/xx/2018. The POC was filed byxx creditor on 04/xx/18 for the secured claim amount is $xxxd arrearage amount is $xxx.42. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is $xxxd the value of the collateral is $xxxherefore, the unsecured portion is xx.
The payment history dated as of xx/xx/2020 reveals that the borrower is current with loan. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 in the amount of $xxx. The current P&I is $xxx and interest rate is 5.950%. The payment history tape data show current unpaid principal balance is in the amount of xx.

Update
No additional details have been found in the collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx, the borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2018 and plan was confirmed on xx/xx/2018. The POC was filed byxx creditor on 04/xx/18 for the secured claim amount is $xxxd arrearage amount is $xxx.42. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is $xxxd the value of the collateral is $xxxherefore, the unsecured portion is xx.	Not Applicable	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Seller-Paid Points and Fees Exception Test: FAIL"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is “Moderate” due to Seller-Paid Points and Fees Exception Test."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrowers."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.56, in favor ofxx. recorded in Instrument# | Book/Page# xx / xx.
The chain of assignment has been not completed. Assignment fromxx, and xx to xx is missing.
There is an unreleased senior xx against the subject property which was originated on xx.00, in favor ofxx. recorded in Book/Page# xx / xx.
No prior year delinquent taxes have been found.
As per the review of payment history as of xx/xx/2020, the borrower is current with a loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 5.003%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current loan status is performing. As per the review of payment history as of xx/xx/2020, the borrower is current with a loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 5.003%. The current UPB reflected as per the payment history is in the amount of xx.
The loan was modified on xx/xx/2016 between the borrower xx and lenderxx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 5.003 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2016. The maturity date as per modification is xx/xx/2054.
The reason for default is excessive obligations. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No comments have been found regarding Covid-19 impact.
Foreclosure Comments:As per the review of collection comments, the foreclosure was initiated in 2019. The file was referred to an attorney on xx/xx/2019. The FC was closed on xx/xx/2020 as the forbearance plan was completed and loan became current.
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2016 between the borrower xx andxx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 5.003 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2016. The maturity date as per modification is xx/xx/2054. This loan was modified once.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the brokerage/finder fee test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test.
The xx loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the xxe Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and sxxbe grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation
Brokerage/Finder Fee Test: Loan Data $xxxarison Data $xxxiance +$xxx07."
* DTI > 60% (Lvl 2)     "As per 1003 dated xx/xx/2005, the total monthly income is in the amount of $xxx42 and the total monthly expenses are in the amount of $xxx23. Hence, DTI is calculated as xx% which is exceeding xx%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in the state of xxe. The following required State Disclosure is missing in the loan file:
1. Placement of Insurance Disclosure
2. Availability of Title Insurance
3. TN Consent to Disclosure of Insurance Information
4. Choice of Agent/insurer
5. Insurance Solicitation/Post Commitment"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx.00 in the favor ofxx a division of xx recorded in Instrument# | Book/Page# xx.
The chain of assignment has not been completed. The last assignments are withxx,xx However, the last assignment should be with xx.
No Active mortgages, liens, and judgments:
The combined annual taxes of 2019 have been paid in the amount of $xxxior year delinquent taxes have been found.

As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020. The current P&I is in the amount of $xxxthe current PITI is in the amount of $xxx an interest rate of 5. 00%. The current UPB reflected as per the payment history is in the amount of xx.
Collections Comments:According to the review of the servicing comments, the loan is currently in bankruptcy. As per the review of payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020. The current P&I is in the amount of $xxxthe current PITI is in the amount of $xxx an interest rate of 5. 00%. The current UPB reflected as per the payment history is in the amount of xx.
The loan was modified on xx/xx/2020, the new modified principal balance as per modification is in the amount of xx.
No information pertaining to bankruptcy has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter 13 with the case # is xx on xx/xx/2019. The POC was filed by the creditor xxxx on xx/xx/2019. The POC amount of claim is xx and POC arrearage is xx.The schedule D of xxx contains does not contain any unsecured portion. There is no comment indicating a cram-down. The plan was confirmed on xx/xx/2020. As per amended chapter 13 plan dated xx/xx/2020 the debtor sxxpay to the trustee $xxx1 month and $xxx4 months and $xxxmonth for 55 months. The last filing date of bankruptcy was xx/xx/2020.	The loan was modified on xx/xx/2020 between the borrower xx and the Lender isxx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 5.00% and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2020. The maturity date as per modification is xx/xx/2060. The deferred balance is xx. Hence, the interest bearing principal balance is $xxx	Missing Required State Disclosures xx Insurance Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (Lvl 2) "This is FHA fixed loan with the FHA case#xx; however, the xx insurance certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at LA state. The following required state disclosures are missing from the loan file.
1. Authorization Fees, Charges and Expenses for Federally Related xx Loans.
2. Anti-Tying Disclosure.
3. Financial Institution Choice of Insurance Disclosure."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx. in the amount of xx which was recorded on xx/xx/2007 with instrument#xx

The Chain of Assignments has been completed. Currently, the assignment of xx is withxx,xx which was recorded on xx/xx/2019. However, the last assignment should be done with xx.

No active judgments or liens have been found against the borrower/subject property.

The combined annual installment taxes for the year 2018 have been paid in the amount of $xxxxx/xx/2019 and for the year 2019 are delinquent in the amount of $xxxe good through till xx/xx/2020.	According to the payment history as of xx/xx/2020, the borrower is delinquent for 3 months with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxxxxs per the seller’s tape data, the UPB reflected is in the amount of xx. The forbearance agreement located atxx	Collections Comments:As per the review of collection comments, the current status of the loan is in collections. According to the payment history as of xx/xx/2020, the borrower is delinquent for 3 months with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxxxxs per the seller’s tape data, the UPB reflected is in the amount of xx. The loan modification agreement made between borrower xx and xx and xxx (“Lender”) on xx/xx/2019. The collection comment dated xx/xx/2018 states the reason for default is servicing problem. The review of collection comments, the foreclosure was initiated. The collection comment dated xx/xx/2019; the file was referred to an attorney on xx/xx/2019. The collection comment dated xx/xx/2019; the foreclosure action must be placed on hold from the date or from the moment that the mod is under review. The borrower approved for the forbearance plan of 18 months period. The forbearance plan was starting from xx/xx/2020 to xx/xx/2021. The debtor will be submitting a payment in the amount of $xxx60 to be applied to the following: $xxx to the regular monthly P&I payment, and $xxx towards delinquent arrears such as Unpaid loan charges First, Accrued late charges second, and third delinquent P&I payments. The forbearance agreement was executed on xx/xx/2020 which was located at xx. No evidence has been found regarding the borrower’s income impacted by covid-19. The collection comment dated xx/xx/2019 states the subject property is owner-occupied. There are no comments found related to the subject property condition.

Update
As per the collection comment dated xx/xx/2022, repayment plan approved for 8 month.
As per the collection comment dated xx/xx/2023, complaint was filed on xx/xx/2023.
As per the collection comment dated xx/xx/2023, the fc sale was scheduled on xx/xx/2023.
As per the collection comment dated xx/xx/2023, the bid was approved in the amount of xx
As per the collection comment dated xx/xx/2023, the FC was cancelled on xx/xx/2023 due to reinstatement.
As per the collection comment dated xx/xx/2023, the loan was reinstated in the amount of xx.
As per the collection comment dated xx/xx/2024, the xx taxes for 2023 are delinquent in the amount of $xxx45.

Foreclosure Comments:The review of collection comments, the foreclosure was initiated. The collection comment dated xx/xx/2019; the file was referred to an attorney on xx/xx/2019. The collection comment dated xx/xx/2019; the foreclosure action must be placed on hold from the date or from the moment that the mod is under review.
Bankruptcy Comments:Not Applicable	The loan modification agreement made between borrower xx and xx and xx (“Lender”) on xx/xx/2019. As per the modified term the new principal balance xx. The interest bearing amount was xx with interest rate 6.500% and the modified P&I was $xxx. The first modified payment due date was xx/xx/2019 and the maturity date will be xx/xx/2059. The loan was modified twice since origination.	Credit Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing from the loan files."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "CE Risk Indicator is Significant as the loan is failing for TX Constitution A6 Required Fees Test. Total fee charged is $xxx62 and allowed is $xxx66 however it is over by $xxx. Borrower to be refunded $xxx over-charged fees to Cure.
Fees Included-
								Loan Origination Fee $xxxraisal Fee $xxxdit Report Fee $xxxle Examination Fee $xxxorney's Fee $xxxcording Fee $xxxr statute, the SOL of 4 years has expired."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx withxx; having instrument# xx /xx.
The chain of assignment is not completed as currently the assignment is withxx recorded on xx/xx/2018 instead of xx.
One civil judgment found pending against the borrower xx and recorded on xx/xx/2009 in the amount of $xxx is in the favor of xx.
First and second installments of combined taxes for the 2019 is delinquent in the total amount of $xxx	Review of payment history as of dated xx/xx/2020 shows that the borrower is not making regular payments. The loan payments are currently 01 month in delinquency. The next due date is xx/xx/2020. The last payment was received in the total amount of $xxxthe due date of xx/xx/2020. The last payment received date is xx/xx/2020. The current unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 5.00% with P&I in the amount of $xxx	Collections Comments:Review of payment history as of dated xx/xx/2020 shows that the borrower is not making regular payments. The loan payments are currently 01 month in delinquency. The next due date is xx/xx/2020. The last payment was received in the total amount of $xxxthe due date of xx/xx/2020. The last payment received date is xx/xx/2020. The current unpaid principal balance according to payment history is in the amount of xx. The current interest rate is 5.00% with P&I in the amount of $xxxD is unable to be determined.
The loan was modified on xx/xx/2019 with new principal balance of xx out of which amount ofxx deferred amount & amount of  xx is interest bearing amount. The borrower promises to pay the new P&I in the amount of $xxx the new fixed interest rate of 5.00% beginning from xx/xx/2019 to the maturity date of xx/xx/2059.
The foreclosure was initiated; however, the comments dated xx/xx/2019, states that the foreclosure is on hold due to trial plan payment.
The bankruptcy was filed by the borrower; however, the debtor was discharged and the case was terminated.
The current property occupancy is property occupied, property condition is unable to be determined from the available comments. No damage or repair related comments found.
Update:
As per the servicing comment dated xx/xx/2023, tax sale scheduled date xx/xx/2023 which was not redeemable.

Foreclosure Comments:As per collection comments, the foreclosure proceedings were initiated on the loan by referring to attorney on xx/xx/2018 & as per updated title document xx the complaint was filed on xx/xx/2019. The sale was on xx/xx/2019 with minimum bid of xx & maximum bid was xxbut it was cancelled as loan modification was offered to borrower. As per comment xx/xx/2019 loan has been modified however, the comments dated xx/xx/2019, states that the foreclosure is on hold due to trial plan payment. No further information is available.
Bankruptcy Comments:As per xxx records, the borrower has filed the bankruptcy under chapter 13 with the case#xx on xx/xx/2012. The POC was filed on xx/xx/2012 with the secured claim amount of xx and the arrearage in the amount of xx. The schedule D of xxx shows that the secured claim in the amount of xx and the value of collateral that supports the claim is xx in the amount of so the unsecured amount of xx, there are no comments reporting cram down.
According to the trustees final report, the asserted claim amount was $xxxver, the allowed claim amount is $xxx	The loan was modified on xx/xx/2019 with new principal balance of xx out of which amount ofxx deferred amount & amount of xx is interest bearing amount. The borrower promises to pay the new P&I in the amount of $xxx the new fixed interest rate of 5.00% beginning from xx/xx/2019 to the maturity date of xx/xx/2059. There is balloon payment provision; for which upon successful completion of 24 consecutive on time payments; the lender agrees to waive unpaid interest amount of xx, reducing the total balloon payment to $xxx	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xxThe chain of the assignment has not been completed. Currently the assignment is withxx,xx, which was recorded on xx/xx/2019; however, it should be with xx. There are two credit card judgments against the borrowers as follows: 1st in the favor of xx, in the amount of xx which was recorded on xx/xx/2020 and 2nd in the favor of xx, which was recorded on xx/xx/2020. The combined taxes of 2019 have been paid in the amount of $xxxrior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2020. The current UPB reflected in the tape of the payment history is in the amount of xx for the due date of xx/xx/2020.
Collections Comments: As per the collection comments as of xx/xx/2020, the borrower is current with the loan. According to the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2020. The current UPB reflected in the tape of the payment history is in the amount of xx for the due date of xx/xx/2020. The reason for default is unable to be determined. No evidences have been found regarding borrower occupancy and damages/repairs in the comments.
Foreclosure Comments:As per collection comment dated xx/xx/2019, the foreclosure was initiated in 2019 and the file was referred to an attorney on xx/xx/2019. As per collection comment dated xx/xx/2019, the first publication was on 4/xx/20019 and the sale was scheduled on xx/xx/2019. However, it was put on hold as the borrower had filed the bankruptcy under chapter- 13 with the case# xx on xx/xx/2019 and the plan was confirmed on xx/xx/2019. The motion for relief was filed on xx/xx/2019 and order was granted on xx/xx/2019. The last date of filing is xx/xx/2020.  Also, as per comment history dated xx/xx/2020, the loan was modified on xx/xx/2020. However, as per sellers tape, the foreclosure sale was scheduled for xx/xx/2020. No further information has been found regarding sale held or canceled.
Bankruptcy Comments:According to the xxx, the borrower xxx had filed the bankruptcy under chapter- 13 with the case# xx on xx/xx/2019. The plan was confirmed on xx/xx/2019. The POC was filed on xx/xx/2019 with the secured claim amount of xx and the amount of arrearage was xx. The motion for relief was filed on xx/xx/2019 and order was granted on xx/xx/2019. The last date of filing is xx/xx/2020.	This modification agreement was made between xx and xx and Lenderxx on xx/xx/2020. As per the modified term, the new principal balance was xx. The borrower promises to pay $xxxhly with a modified interest rate of 5.00% beginning from xx/xx/2020 with a maturity date of xx/xx/2060.

Affiliated Business Disclosure Credit Application Origination Appraisal	3: Curable	* Lost Note Affidavit (Lvl 3) "A Lost Note affidavit is located at xx, which states that The Original Note has been misplaced and/or lost. However, there is a duplicate copy of Note available in the loan file."	* Application Missing (Lvl 2) "Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test and the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL, Loan Data: xx; Comparison Data: xx; Variance: -$xxxs loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxForeclosure Rescission Finance Charge Test: FAIL; Loan Data: xx; Comparison Data: xx; Variance: -$xxxs loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of
rescission because it is understated by more than $xxxissing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrowers."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 in favor of xx xx.

The chain of assignment is not completed as the subject xx is currently assigned toxx instead of xx.

There are multiple junior state tax liens against the borrower in the amount total of xx which were filed by xx and recorded on different dates.

There is an active junior IRS lien against xx in the amount of xx and in favor of xx which was recorded on xx/xx/2019.

The annual combined taxes for 2019 have been paid in full on xx/xx/2019 in the amount of $xxx	Review of updated payment history as of xx/xx/2020, the loan is delinquent for 2 months and the next due for regular payment is xx/xx/2020. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB as of the date is in the amount of xx.	Collections Comments:Review of updated payment history as of xx/xx/2020, the loan is delinquent for 2 months and the next due for regular payment is xx/xx/2020. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB as of the date is in the amount of xx. The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2018. Comment dated xx/xx/2020 shows that foreclosure was closed. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
According to the comment dated xx/xx/2019 the borrower wants to keep the property.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2018. Comment dated xx/xx/2020 shows that foreclosure was closed. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2019 with new principal balance of xx. The borrower promises to pay the new modified P&I of $xxx with the new fixed interest rate of 6.500% beginning from xx/xx/2019 to the new maturity date of xx/xx/2059.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2012.
The chain of assignment has not been completed. Currently, the assignment is fromxx toxx,xx which was recorded on xx/xx/2019. However, the correct assignment should be with the xx.
There is one junior civil judgment against the borrower in the favor of xx for the amount of $xxxch was recorded on xx/xx/2015.
There is one junior state tax lien against the borrower xx in the favor of xx for the amount of xx which was recorded on xx/xx/2020.
Annual town, xx, utility and school taxes for the year of 2020 have been paid.
No, any prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxhe current P&I is $xxxd the interest rate of 6.00%. The new UPB is does not reflected in the available payment history. As per the tape data as of xx/xx/2020, the new UPB is reflected in the amount of xx.	Collections Comments:The loan is in the foreclosure.
According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxhe current P&I is $xxxd the interest rate of 6.00%. The new UPB is does not reflected in the available payment history. As per the tape data as of xx/xx/2020, the new UPB is reflected in the amount of xx.
The loan modification agreement was made between borrower xx and the lenderxx on xx/xx/2019. As per the modified terms, the new principal balance is xx/ The borrower has promised to pay in the amount of $xxxth an interest rate of 6.00% beginning on xx/xx/2019 till the maturity date of xx/xx/2059.
The foreclosure was initiated in 2013 and the file was referred to an attorney on xx/xx/2013 xx. The complaint was filed on xx/xx/2013 with the case# xx and the service was completed on xx/xx/2013 pg#xx. As per the foreclosure document which is located at xx, the foreclosure sale was scheduled on xx/xx/2014. No, any details have been found regarding 2013 foreclosure hold. The latest foreclosure was initiated in 2019 and the file was referred to an attorney on xx/xx/2019. The complaint was filed on xx/xx/2019 with the case# xx. The judgment was entered on xx/xx/2019 and the foreclosure sale was scheduled on xx/xx/2019. However, the foreclosure was put on hold due to loss mitigation. The comment dated xx/xx/2020 shows the foreclosure re-scheduled on xx/xx/2020. This is also put on hold due covid-19. Updated title report dated xx/xx/2020 in page# 46 shows the court order entered for motion to continue sheriff’s sale is granted and the sale is continued to xx/xx/2020. No, any further details have been found regarding foreclosure. However, the De-accelaration letter is missing from the loan files.
As per the comment dated xx/xx/2020, the wife is laid of the job and the borrower’s hours were cut. Also, the same comment stated that if he can possibly pay both payments in May. The same comment date stated payment arrangement approved by lender. Updated title report dated xx/xx/2020 in page# xx shows the foreclosure sale was put on hold due to covid-19. No, any details have been found regarding covid-19.
The borrower did not filed bankruptcy yet.
The subject property occupancy is unable to be determined. No, any damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated in 2013 and the file was referred to an attorney on xx/xx/2013xx. The complaint was filed on xx/xx/2013 with the case# xx and the service was completed on xx/xx/2013 pg#35. As per the foreclosure document which is located at xx, the foreclosure sale was scheduled on xx/xx/2014. No, any details have been found regarding 2013 foreclosure hold. The latest foreclosure was initiated in 2019 and the file was referred to an attorney on xx/xx/2019. The complaint was filed on xx/xx/2019 with the case# xx. However, the foreclosure was put on hold due to loss mitigation. The comment dated xx/xx/2020 shows the foreclosure re-scheduled on xx/xx/2020. This is also put on hold due covid-19. Updated title report dated xx/xx/2020 in page# xx shows the court order entered for motion to continue sheriff’s sale is granted and the sale is continued to xx/xx/2020. No, any further details have been found regarding foreclosure. However, the De-accelaration letter is missing from the loan files.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrower xx and the lenderxx, as owner trustee of xx on xx/xx/2019. As per the modified terms, the new principal balance is xx/ The borrower has promised to pay in the amount of $xxxth an interest rate of 6.00% beginning on xx/xx/2019 till the maturity date of xx/xx/2059.	Good Faith Estimate xx Insurance	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Pennsylvania license validation test.
The Pennsylvania HB 2179 requires non-exempt xx lenders engaged in the business of making xx loans to be licensed, effective xx/xx/2008.
The Pennsylvania xx Lender License and Pennsylvania Exemption Letter (xx Act) are not available for loans with a closing date before xx/xx/2008. Additionally, the Pennsylvania First xx Banker License, Pennsylvania Secondary"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Pennsylvania license validation test."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan files."
								* MI, FHA or MIC missing and required (Lvl 2) "This is FHA loan. However, the MI Certificate is required which is misisng from the loan file."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx with xx. The chain of assignment has not been completed. Currently, the xx is withxx,xx which was recorded on xx/xx/2018. However; it should be with xx. There is an active senior xx prior to the subject xx, In the favor ofxx which was recorded on xx/xx/2001 for the amount of xx. There is junior xx against the property in the favor of xx for the amount of xx which was recorded on xx/xx/2017. There is a xx lien against the borrower in the favor of xx for the amount of $xxx was recorded on xx/xx/2016. 1st installment combined tax for the year 2019 is delinquent in the amount of $xxx was due on xx/xx/2020 and god through by xx/xx/2020. 2nd installment combined tax for the year 2019 is due in the amount of $xxx/xx/2020.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of $xxxB reflected as per the tape data is in the amount of xx.	Collections Comments:The loan is currently performing. According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of $xxxB reflected as per the tape data is in the amount of xx. The reason for default is unavailable. No latest servicing comment or xxx Report have been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found. As per the review of payment history and servicing comments no evidence has been found stating that the borrower income is impacted due to COVID-19.
Foreclosure Comments:The foreclosure was initiated. As per the comment dated xx/xx/2018, the file was referred to an attorney on xx/xx/2018. However, as per the comment dated xx/xx/2020, the foreclosure was put on hold due to loss mitigation activity.
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-7 with the case# xx on xx/xx/2016. The schedule D of xxx does not show any unsecured amount. The xxx was filed on xx/xx/2016 and was granted on xx/xx/2016. The trustee’s final report has been filed on xx/xx/2017. There is no comment indicating a cramdown. The case was discharged on xx/xx/2016 and was terminated on xx/xx/2017.	The loan was modified on xx/xx/2020 between the borrower xxxand the lender xx xx xxx, xx. The new principal balance is in the amount of xx and the borrower promise to pay the new P&I $xxx the interest rate of 6.50% beginning from xx/xx/2020 till the maturity date of xx/xx/2060. The interest bearing amount is xx. Previously the loan was modified in the year of 2017.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application / 1003 is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test.  Indiana House Enrolled Act 1359 requires thexx to begin regulation of both first and subordinate lien xx lending under the First Lien xx Lending License and Subordinate Lien xx Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien xx Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of xxx, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test. This loan failed the TILA foreclosure rescission finance charge test. This loan failed the TILA APR test. This loan failed the Indiana license validation test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. Loan Data: xx Comparison Data: xx Variance: -xx The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxoan failed the TILA foreclosure rescission finance charge test. Loan Data: xx Comparison Data: xx Variance: -xx The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx loan failed the TILA APR test. Loan Data: 8.756% Comparison Data: 10.465% Variance: -1.709% The annual percentage rate (APR) is 10.465%. The disclosed APR of 8.756% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Updated title report as of xx/xx/2020 shows that the subject xx is on first lien position. Subject xx was originated on xx.00.
Chain of assignment is incomplete as the current assignee isxx, D/xx/A xx. It should be with xx.
There is a xxline in the amount of xx recorded on xx/xx/2013 with xx.
There are xxjudgments in the total amount of xxx.
Annual estimated tax is $xxx	Payment history as of xx/xx/2020 shows that the loan is 1 month behind the payment. The last payment was received on xx/xx/2020 in the amount of $xxx07 which was applied for the due date of xx/xx/2020. Next due date is xx/xx/2020. The current UPB is xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is 1 month behind the payment. The last payment was received on xx/xx/2020 in the amount of $xxx07 which was applied for the due date of xx/xx/2020. Next due date is xx/xx/2020. The current UPB is xx.
Evidence of Foreclosure has been found in the servicing comment. As per comment dated xx/xx/2020 the FC was reviewed. As per tape data the FC was referred to attorney on xx/xx/2020. No further information about FC is available.
Borrower intention is to retain the property.  No evidence of damage or repair on subject property has been found. It seems property is in good condition.

Foreclosure Comments:Evidence of Foreclosure has been found in the servicing comment. As per comment dated xx/xx/2020 the FC was reviewed. As per tape data the FC was referred to attorney on xx/xx/2020. No further information about FC is available.
Bankruptcy Comments:The debtor xx had filed Bankruptcy under chapter-13 with the Case# xx on xx/xx/2013. Later, the case was terminated on xx/xx/2013.	The latest modification agreement has been made between borrower and lender effective from xx/xx/2018. As per MOD borrower has agreed to pay the interest bearing amount of xx with fixed interest rate of 5.00 % and P&I of $xxx74. First payment was started from xx/xx/2018 and the maturity date is xx/xx/2058.	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan Program Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report dated xx/xx/2020 shows that, subject xx with (borrower) xx and the (Lender)xx. was originated on xx.00 which was recorded on xx/xx/2004 with instrument# xx, book/page # xx/xx.

Chain of assignment has not been completed, last assignee xx is missing and the last assignment was done from xx which was recorded on xx/xx/2019.

There is one civil judgment against the borrower in the favor of xx in the amount $xxxcorded on xx/xx/2011.
There is one civil judgment against the borrower in the favor ofxx in the amount xx, recorded on xx/xx/2016.
There is one state tax lien against the borrower in the favor of xx in the amount $xxxcorded on xx/xx/2016.
Annual combined taxes for the year 2019 have been paid in the amount $xxxnual tax amount is $xxxnnual combined taxes for the year 2020 have been delinquent in the amount $xxxch have been due for xx/xx/2020.
Current ownership of the subject property is vesting in the name xx and xx.
Payment history is incomplete. Payment history is available from xx/xx/2018 to xx/xx/2020 and xx/xx/2020 to xx/xx/2020. However we require complete 24 months payment history which is missing from xx/xx/2018 to xx/xx/2018 and xx/xx/2020 to xx/xx/2020.	Collections Comments:As per servicing comments, the loan is current. According to the payment history as of xx/xx/2020, the borrower is current. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
Information regarding reason for default has not found.
Borrower is making payment as per modification agreement dated xx/xx/2020.
As per servicing comments, fc was initiated and file was referred to attorney on xx/xx/2019. As per comments dated xx/xx/2020, fc was on hold due to modification agreement. Further details are not available
As per comments dated xx/xx/2019, subject property is owner occupied and comments regarding damage to the subject property are not found.
Update:
As per the servicing comment dated xx/xx/2023, tax sale scheduled date xx/xx/2023 which was not redeemable.
As per the servicing comment dated xx/xx/2024, the reason for default is excessive obligations

Foreclosure Comments:As per servicing comments, fc was initiated and file was referred to attorney on xx/xx/2019. As per comments dated xx/xx/2020, fc was on hold due to modification agreement. Further details are not available.
Bankruptcy Comments:According to the xxx, the borrower xx and xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2014. Plan was confirmed on xx/xx/2014 with $xxx per month for 60 months. The POC was filed on xx/xx/2015, the POC amount is xx and the arrearage amount is xx. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is $xxxors discharged on xx/xx/2020 and got terminated on xx/xx/2020.	The Modification agreement was made between the borrower "xx, xx." on xx/xx/2020. The modified principal balance is xx. There is a trial modification plan included in modification. Trial period is for 9 consecutive months, beginning from xx/xx/2020 to xx/xx/2020 with monthly payment of $xxx. The borrower promises to pay monthly P&I in the amount of $xxx and interest rate of 5.000 % beginning from xx/xx/2020 till the maturity date is xx/xx/2060. There is no deferred amount. Hence, the interest bearing amount is xx.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for "Seller-Paid Points and Fees.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the seller-paid points and fees exception test.
This loan is subject to legislation that takes into account points and fees that were paid by the seller in a loan transaction. No information was provided for "Seller-Paid Points and Fees" on this loan, and thus calculations on this report do not take sellerpaid points and fees into account. This exception does not appear when a dollar amount, including $xxxexplicitly provided for
"Seller-Paid Points and Fees"."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. xx Bankers and Exempt Organizations Pre application
6. Part 80 Disclosure
7. Alternative xx Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. xx Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 in favor of xx.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The chain of assignment is not completed as the subject xx is currently assigned to xx.” instead of xx

No prior year taxes and delinquent taxes have been found in the updated title report.	Review of the payment history dated as of xx/xx/2020 reveals that borrower is current with the loan. The last payment was received in the amount of $xxx on xx/xx/2020 which was applied for the due date of xx/xx/2020. The next due date is xx/xx/2020. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 7.000%.	Collections Comments:The loan currently is in bankruptcy. Provided payment history as of xx/xx/2020, reveals that the loan has been delinquent for 0 month and the UPB as of the data is in the amount of xx.
This is a conventional fixed rate xx with P&I of $xxx with the rate of interest 10.90% and a maturity date of the loan is xx/xx/2028. The P&I as per updated payment history as of the date is $xxx and rate of interest is 7.000%; however, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
Review of the payment history dated as of xx/xx/2020 reveals that borrower has been the delinquent for 0 month. The last payment was received in the amount of $xxx on xx/xx/2020 which was applied for the due date of xx/xx/2020. The next due date is xx/xx/2020. Current UPB as of date reflects in the provided payment history is in the amount of xx and current interest rate as per payment history is 7.000%.
The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2019 and the foreclosure proceedings were placed on hold when the borrower was bankruptcy filed under chapter-13 on xx/xx/2019. No more evidences are available in the latest 20 months servicing comments regarding further foreclosure proceedings. The civilaction - xx foreclosur is rccorded on xx/xx/2017 and the case xx.The debtor xx had filed Bankruptcy under chapter-13 on xx/xx/2019 with the Case#xx and the plan was confirmed on xx/xx/2020.  The Schedule-D in xxx shows that the unsecured amount is $xxxout of secured claim in the amount of xx and with an collateral of $xxx.00 This plan was confirmed on xx/xx/2020.  The Debtor paid $xxx00 to the Trustee. Debtor sxxpay to the Trustee for the remaining term of the plan the following payments. If applicable, in addition to monthly plan payments, Debtor sxxmake conduit payments through the Trustee. The POC was filed on xx/xx/2019 with the secured claim of xx with an arrearage of xx.
Update:

As per the servicing comment dated xx/xx/2023, bankruptcy case xx was filed on xx/xx/2023.
As per the servicing comment dated xx/xx/2023 order confirming amended chapter 13 plan filed xx/xx/2023.
As per the servicing comment dated xx/xx/2023, tax sale scheduled date xx/xx/2024 redemption expiration on xx/xx/2024.

Foreclosure Comments:The foreclosure proceedings were initiated on the loan by referring it to Attorney on xx/xx/2019 and the foreclosure proceedings were placed on hold when the borrower was bankruptcy filed under chapter-13 on xx/xx/2019. No more evidences are available in the latest 20 months servicing comments regarding further foreclosure proceedings. The civil action - xx foreclosure is recorded on xx/xx/2017 and the xx
Bankruptcy Comments:The debtor xx had filed Bankruptcy under chapter-13 on xx/xx/2019 with the Case#xx and the plan was confirmed on xx/xx/2020. The Schedule-D in xxx shows that the unsecured amount is $xxxout of secured claim in the amount of xx and with an collateral of $xxx.00 This plan was confirmed on xx/xx/2020. The Debtor paid $xxx00 to the Trustee. Debtor sxxpay to the Trustee for the remaining term of the plan the following payments. If applicable, in addition to monthly plan payments, Debtor sxxmake conduit payments through the Trustee. The POC was filed on xx/xx/2019 with the secured claim of xx with an arrearage of xx.	This is a conventional fixed rate xx with P&I of $xxx with the rate of interest 10.90% and a maturity date of the loan is xx/xx/2028. The P&I as per updated payment history as of the date is $xxx and rate of interest is 7.000%; however, there is a addition in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are also missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the Updated title report dated xx/xx/2020 reflects that the subject xx was originated on xx. in the amount of xx, which was recorded on xx/xx/2002 Instrument# | Book/Page# xx.
The chain of the assignment has not been completed. Currently, the xx assignment is withxx which was recorded on xx/xx/2019.  However, this should be with xx.
No active liens and judgments have been found against the borrower and the property.
Annual Combined taxes for the year of 2019 have been paid on xx/xx/2019 in the amount of $xxxnual combined taxes for the year of 2020 are due on xx/xx/2021 in the amount of $xxx prior year’s delinquent taxes have been found.
According to a review of the payment history as of xx/xx/2020, the borrower is currently delinquent for 5 months with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx27 which includes P&I $xxx with the rate of interest 4.750%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in bankruptcy. As per the payment history as of xx/xx/2020, the borrower is currently delinquent for 5 months with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxx27 which includes P&I $xxx with the rate of interest 4.750%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.
No comments have been found regarding reason for default.
According to the xxx report, the borrower “xxx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2017.  The loan is in active bankruptcy.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx report, the borrower “xxx” had filed for bankruptcy under Chapter-13 with case# xx on xx/xx/2017. The plan is not yet confirmed. The POC was filed by the creditor Fay Servicing, xx. On xx/xx/2018 with the POC amount of xx and the amount of arrearage is xx. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. However, the unsecured portion is $xxxomment has been found indicating a cram-down.  The loan is in active bankruptcy.

According to the modification, the loan was modified on xx/xx/2010, between the borrower xxx and xxx. (Lender), the new modified principal balance as per modification is in the amount of xx with interest rate starting at 3.875% and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2010. The maturity date as per modification is xx/xx/2032. This loan was modified once.
The modification agreement has two steps, 1st step beginning from date xx/xx/2010 with the interest rate 3.875% and P&I of $xxx, 2nd step beginning from date xx/xx/2015 with the interest rate 4.750 % and P&I of $xxx.

Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing in the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.

1.Amortization Schedule Disclosure
2.Credit Property Insurance Disclosure
3.Fee Agreement
4.Priority of Security Instrument Disclosure
5.Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report as of xx/xx/2020 shows that the subject xx is on first lien position. Subject xx was originated on xx.33.
Chain of assignment is incomplete as the current assignee isxx. It should be with xx
There are two junior civil judgments in the total amount of $xxxnual estimated tax is $xxx	Payment history as of xx/xx/2020 shows that the last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. Next due date is xx/xx/2020. The current UPB is xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is in active BAnkruptcy. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date of xx/xx/2020. Next due date is xx/xx/2020. The current UPB is xx.
Evidence of Foreclosure has been found in the servicing comment. Collection comment dated xx/xx/2018 shows that the foreclosure was initiated on loan and file was referred to attorney on xx/xx/2018. The available notice of lis pendens with case #xx shows that the foreclosure complaint was filed on xx/xx/2018. But, the foreclosure process was placed on hold due to BK filling. According to xxx, the borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018. Loan is in active BK.
Update:
As per the servicing comment dated xx/xx/2024, bankruptcy case # xx discharged on xx/xx/2024.

Foreclosure Comments:Evidence of Foreclosure has been found in the servicing comment. Collection comment dated xx/xx/2018 shows that the foreclosure was initiated on loan and file was referred to attorney on xx/xx/2018. The available notice of lis pendens with case #xx shows that the foreclosure complaint was filed on xx/xx/2018. But, the foreclosure process was placed on hold due to BK filling. According to xxx, the borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018. Loan is in active BK.
Bankruptcy Comments:According to xxx, the borrower xx had filed bankruptcy under chapter 13 with case#xx on xx/xx/2018. The plan was later confirmed on xx/xx/2019.
The POC was filed on xx/xx/2018 in the claim amount of xx and arrearage of xx.
Schedule D under xxx which was filed on xx/xx/2018 shows that the amount of claim is xx, value of collateral that supports the claim is xx and unsecured portion is in the amount of xx. The loan is currently in active bankruptcy.
			Not Applicable	Credit Application	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to updated title report dated xx/xx/2020, the xx was originated on xx. The chain of xx assignment has been completed. Currently, the xx is with Movement xx. No active judgments or liens have been found. First installment town taxes of 2019 have been paid in the amount of xx. Second installment town taxes of 2019 are due on xx/xx/2021 in the amount of xx.	The payment history dated as of xx/xx/2020 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx13 and it was applied for the due date of xx/xx/2020. The current P&I is $xxx40 and interest rate is 3.75%. The current UPB reflects in the amount of xx.	Collections Comments:Loan is in performing status. The payment history dated as of xx/xx/2020 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx13 and it was applied for the due date of xx/xx/2020. No foreclosure proceedings have been found. No bankruptcy filing has been found. No damages or repairs have been found. As per comment dated xx/xx/2020, the forbearance plan was given from xx/xx/2020 to xx/xx/2020. Forbearance option letter was sent on xx/xx/2020. At the time of origination borrower was working as Owner at xx from 9 years 9 months.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable	Not Applicable		3: Curable		* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure dates and personal delivery validation test. This loan contains either: A Revised Loan Estimate Receipt Date that is after the Revised Loan Estimate Delivery Date; or The Initial Closing Disclosure Receipt Date that is after the Initial Closing Disclosure Delivery Date; or The Revised Closing Disclosure Receipt Date that is after the Revised Closing Disclosure Delivery Date"	* ComplianceEase TRID Tolerance Test Failed (Lvl 2) "Lender Credits That Cannot Decrease Test is fail. Loan data is $xxxnd comparison data is $xxxe, the variance is +$xxxper LE dated xx/xx/2020, Non-Specific Lender Credits is $xxxd PCCD dated xx/xx/2020 reflects $xxxhere is a decrease of $xxxject is a purxxxloan and 1 year SOL has expired."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per review of latest updated title report dated xx/xx/2020 the subject xx was originated on xx.00 in favorxx which was recorded on xx/xx/2020 under instru# xx.
No assignment has been found as the xx is currently with the current assigneexx (lender).

No active judgments or liens have been found against the borrower or subject property.

The annual xx taxes of 2019 have been paid in the amount of $xxx prior year delinquent taxes have been found.
The loan was originated on xx. As per provided tape data as of xx/xx/2020 the current UPB is xx and next due date is xx/xx/2020. The current rate of interest is 2.990% and P&I is $xxx56.	Collections Comments:The loan was originated on xx. As per provided tape data as of xx/xx/2020 the current UPB is xx and next due date is xx/xx/2020. The current rate of interest is 2.990% and P&I is $xxx56.

Borrower is working as xx xx for 267 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required State Disclosures Origination Appraisal	4: Unacceptable	* Income documentation does not meet guidelines (Lvl 4) "* 2018 year W2 is missing from the loan file.

* Missing last two years tax transcripts.

* Documents to verify the 2 year employment history are missing from the loan file."
* Loan does not conform to program guidelines (Lvl 4) "As per Seller tape, PIW was lost prior to closing. The Loan program was changed from Limited Cash out Refinance to Cash Out due to which PIW was no longer valid. Full Appraisal was not obtained. Appraisal is missing from the loan file."	* Final Application Incomplete (Lvl 3) "Final Application hand signed by the borrowers on xx/xx/2020 is missing from the loan documents."
* Missing Appraisal (Lvl 3)     "Copy of Appraisal Report is Missing from the loan file."
* Missing Required State Disclosures (Lvl 3)     "The subject property is located in WA State and required State disclosures are missing from the loan file.
xx Loan Servicing Disclosure
Choice of Insurance Notice"
							* Reverification within 10 days is missing (Lvl 3) "Verbal Verification is dated xx/xx/2020 and the loan closed on xx/xx/2020 and funded on xx/xx/2020."	* Settlement date is different from note date (Lvl 2) "xx document dated xx/xx/2020 and Final CD dated xx/xx/2020 was signed on xx/xx/2020. Original Note document reflects Note date as xx/xx/2020."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per review of latest updated title report dated xx/xx/2020 the subject xx was originated on xx.00 in favorxx which was recorded on xx/xx/2020 under instru#xx.
No assignment has been found as the xx is currently with the current assigneexx (lender).

No active judgments or liens have been found against the borrower or subject property.

The annual city taxes of 2019 have been paid in the amount of $xxxe second installment of City taxes for 2020 has been delinquent in the amount of $xxx payable through the date of xx/xx/2020.
As of xx/xx/2020 the payment history is available only for xx/xx/2020. The provided tape data as of xx/xx/2020 shows the next due date is xx/xx/2020 but last payment received date is not available. The payment was received with rate of interest 3.437% and P&I of $xxx77. The provided tape data shows the current UPB in the amount of xx.	Collections Comments:As of xx/xx/2020 the payment history is available only for xx/xx/2020. The provided tape data as of xx/xx/2020 shows that loan is performing the next due date is xx/xx/2020 but last payment received date is not available. The payment was received with rate of interest 3.437% and P&I of $xxx77. The provided tape data shows the current UPB in the amount of xx.

At the time origination borrower is working as xx for 77 months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required State Disclosures	4: Unacceptable	* Loan does not conform to program guidelines (Lvl 4) "The provided Seller’s tape is showing the following alert:
PIW (Property Inspection Waiver) lost prior to closing due to changing in loan amount and full appraisal was not obtained at origination. The appraisal value of the property was input for xx with LTV of 79% but the final LTV is 80%. The Comparable factors : Owned subject 6.1 years and LOE 6.5 years."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed GSE (xx public guidelines) QM Points and Fees Test. : This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed GSE (xx public guidelines) QM Points and Fees Test due to Fees charged $xxx98 Fees Threshold $xxx02 Over by +$xxx96."
							* Missing Required State Disclosures (Lvl 3) "The subject property is located in VA State and required State disclosure "Choice of Settlement Agent Disclosure" is missing from the loan file."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx. The chain of assignment is complete as the assignment of xx is currently with the “xx”. No active lien and judgment has been found on the updated title report. Annual Combined tax for the year of 2019 has been exempt for the parcel #xx. Annual Combined tax for the year of 2019 has been paid on xx/xx/2019 in the amount of $xxxfor the parcel #xx.	Review of the latest 24 months payment history shows that the borrower is performing. The last payment was received in the amount of $xxx on xx/xx/2020 which was applied for the month of xx/xx/2020. The next due date is xx/xx/2020. The current interest rate is 4.625% and as per the payment history current UPB is in the amount of xx.	Collections Comments:The subject loan is in performing. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of $xxx on xx/xx/2020 which was applied for the month of xx/xx/2020. The next due date is xx/xx/2020. The current interest rate is 4.625% and as per the payment history current UPB is in the amount of xx. As per final 1003, at the time of origination the borrower was working at xxfor 26 months. As per collection comments the subject property has been occupied by the owner and is in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure xx Insurance	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial Escrow Disclosure/Escrow Waiver missing."
* Loan does not conform to program guidelines (Lvl 3)     "Seller Tape reflects the Framework was not obtained prior to closing issue. Framework obtained post closing. As per DU report located at xx Framework homeownership education prior to closing of the loan must be completed. However, evidence of completion of framework homeownership education is not available in the loan documents."
* MI, FHA or MIC missing and required (Lvl 3) "This is conventional insured loan with LTV of xx.00%. Required xx Insurance certificate is missing from loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed Qualified xx Safe Harbor Threshold due to APR Charged 4.969% APR Calculated 4.820% Over by +0.149%. Loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase test. Initial LE dated xx/xx/2020 reflects Appraisal Fee at $xxxever, Final CD dated xx/xx/2020 reflects Appraisal Fee at $xxxis is a fee increase of $xxxfor charges that cannot increase. CE has included Appraisal Fee of $xxxpaid by the Lender in the test.

Loan failed charges that cannot decrease test. Initial CD dated xx/xx/2020 reflects Appraisal Fee paid by Lender at $xxx However, Final CD dated xx/xx/2020 reflects Appraisal Fee paid by Lender at $xxx This is a decrease of $xxxfor charges that cannot decrease.

Subject is a purxxxloan and 1 year SOL has expired."
* Higher Price xx Loan (Lvl 2)     "Loan failed Higher-Priced xx Loan test due to APR Charged 4.969% APR Calculated 4.820% Over by +0.149%. Loan is escrowed."
								* Property is Manufactured Housing (Lvl 2) "The subject property is a Manufactured Home with serial # xx GL & R and Model No/Name 3 & 2 /CATG. No Manufactured Home Affidavit of Affixation is attached with the xx. However, the VIN #xx mentioned on the xx document. The final title policy is missing from the loan file unable to confirm whether it has ALTA-7 for Manufactured Home or not. The Appraisal report at origination is showing that the subject property has been attached to the permanent foundation system and towing wheels and axles have been removed. The current year Tax Assessment report is showing that the subject property is a Manufactured Home and separate tax assessment for land and improvements."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the Pro-title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of the assignment has not been completed. Currently the assignment is with xx, which was recorded on xx/xx/2020; however, it should be with xx.
There are two state tax liens against the borrower in the favor of xx, in the total amount of $xxxhich were recorded on different dates.
There is a HOA lien against the subject property in the favor of xx, in the amount of $xxxch was filed on xx/xx/2005.
There is a assessment lien against the subject property located at xx, in the amount of $xxxch was filed on xx/xx/2009; however, the plaintiffs name is not available.
The annual xx taxes of 2019 have been paid in the amount of $xxx prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2020. The current UPB reflected in the payment history is in the amount of xx.	Collections Comments:As per the collection comments as of xx/xx/2020, the loan is in bankruptcy.
According to the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx, which was applied for xx/xx/2020. The current UPB reflected in the payment history is in the amount of xx.
The reason for default is unable to be determined.
No evidences have been found regarding borrower occupancy and damages/repairs in the comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed the bankruptcy under Chapter 13 with the case #xx on xx/xx/2018 and the plan was confirmed on xx/xx/2018.
The POC was filed on xx/xx/2018 with the secured claim amount of xx and the amount of arrearage was $xxx45.
Schedule-D in xxx shows $xxx as unsecured portion out of claim amount xx. The value of collateral is xx. Did not see comments indicating a cram down. The date of last filing is xx/xx/2020.	This modification agreement was signed between the borrower xx and the lenderxx on xx/xx/2017.
The unpaid principal balance was xx with the interest rate of 3.00%.  The borrower promises to pay the monthly P&I of $xxx beginning from xx/xx/2017. The maturity is xx/xx/2057.

The prior modification was done on xx/xx/2009.	Affiliated Business Disclosure Loan Program Info Disclosure	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of xx assignment is incomplete. Currently, the xx assignment is with xx x, not in its individual capacity but xx, c/co Kondour Capital xx. This should be with xx.
There is a senior xx open against the property in the favor of xx in the amount of $xxxch was originated on xx.
There is junior xx open against the property in the favor of xx Program in the amount of $xxxich was recorded on xx/xx/2008.
There is a civil judgment open against the borrower in the favor of xx in the amount of $xxxch was recorded on xx/xx/2012.
Second installment combined taxes of 2020 are due on xx/xx/2021 in the amount of $xx.	The payment history dated as of xx/xx/2020 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 4.125%. The current unpaid principal balance reflects in the amount of xx.	Collections Comments:Loan is in bankruptcy.
The payment history dated as of xx/xx/2020 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 4.125%. The current unpaid principal balance reflects in the amount of xx.
No foreclosure proceedings have been found.
According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx, the debtor xx had filed bankruptcy under chapter-13 on xx/xx/2017 with the case# xx. POC was filed by xx on xx/xx/2018, in the secured claim amount of xx and an arrearage in the amount of $xxx87. Chapter 13 plan was filed on xx/xx/2017 in which no plan given for subject creditor claim. Motion to modify plan (doc#26) was filed on xx/xx/2018 to modify the subject creditor claim currently listed as a generally unsecured creditor, to Schedule D as a secured creditor and subject creditor claim be shown as deleted because debtor said this debt is being paid through her Husband's Chapter 13 case. Plan was confirmed on xx/xx/2018.	The loan modification agreement was made on xx/xx/2015 between the borrower and lender. The borrower promises to make a monthly payment of $xxx with the interest rate of 4.125 % beginning from xx/xx/2015, till the maturity date of xx/xx/2054. The New Principal Balance stated in the modification is xx.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "CE Risk Indicator is Critical as the loan is failing the HOEPA high cost xx APR threshold test.
Charged rate is 17.471% and allowed is 16.260%, however it is over charged by +1.211%.
 The annual percentage rate (APR) at consummation is 17.471%, which exceeds the yield of 6.260%, as of xxx5, 1999 on 30 year Treasury securities (the Treasury securities having comparable periods of maturity), plus 10.000 percentage points. The yield is as of the fifteenth day of the month immediately proceeding the month of the application for extension of credit, which was received by the creditor on November 4, 1999.
Also, this loan failed the timing of disclosure test due to the Sec. 32 (HOEPA) Disclosure Date was not provided.
This loan failed the prepayment term test. The loan provides for a penalty for paying all or part of the principal before the date on which the principal is due."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the brokerage/finder fee test.
The xx loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the xxe Rules and Regulations, brokerage fee is synonymous with finder fee. Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and sxxbe grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.
Loan Data: $xxxparison Data: $xxx Variance: +$xxx."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxoan Data: xx Comparison Data: xx Variance: -$xxx.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxan Data: xx Comparison Data: xx Variance: -$xxx"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xxe State. The following state disclosures are missing in the loan files.

1. Placement of Insurance Disclosure
2. Availability of Title Insurance
3. TN Consent to Disclosure of Insurance Information
4. Choice of Agent/insurer
5. Insurance Solicitation/Post Commitment"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Critical	Fail	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx.xxhe chain of assignment is complete. Active judgments and liens found pending are as follows: There is junior xx against subject property which is in the amount of xx recorded on xx/xx/2016 and originated by xx. There is active civil judgment against subject borrower which is in the amount of $xxxded on different date and filed by State Of xx. Annual xx taxes for the year of 2019 have been paid in the amount of $xxxelinquent taxes have been found for the prior years.	The review of payment history as of xx/xx/2020 shows that the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxthe due date of xx/xx/2020. The UPB is reflected in the amount of xx.	Collections Comments:The review of payment history as of xx/xx/2020 shows that the loan is in collection and next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxthe due date of xx/xx/2020. The UPB is reflected in the amount of xx.
The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. The proof of claim was filed on xx/xx/2018 with the claim amount of xx and the amount of arrearage is xx.
According to the final trustee report, the borrower has paid xx principal amount of $xxxarrearage amount of $xxxse was dismissed on xx/xx/2019 and terminated on xx/xx/2020.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter 13 with the case #xx on xx/xx/2018 and the plan was confirmed on xx/xx/2019. The proof of claim was filed on xx/xx/2018 with the claim amount of xx and the amount of arrearage is xx.
According to the final trustee report, the borrower has paid xx principal amount of $xxxarrearage amount of $xxxse was dismissed on xx/xx/2019 and terminated on xx/xx/2020.
The loan modification agreement was made on xx/xx/2017 between the borrower xx and xx. The New Principal Balance stated in the modification is xx.The borrower promises to make a monthly payment of $xxx the interest rate of 3.125% beginning from xx/xx/2017 till the maturity date of xx/xx/2057. The deferred balance amount is xx and the interest-bearing amount is xx.	Affiliated Business Disclosure	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the disclosed APR high-cost threshold exception test.
Although the recalculated APR does not exceed any "high-cost " APR thresholds, using the disclosed APR, as provided, the loan would fail the following "high-cost " APR threshold test(s): SC HCCHLA High Cost Home Loan APR Threshold Test. As a result, this loan may not be acceptable to certain secondary market investors.
Disclosed APR High-Cost Threshold Exception Test: FAIL Loan Data: 12.739% Comparison Data: 12.590% Variance: +0.149%."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the disclosed APR high-cost threshold exception test."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business from is missing from the loan file."		Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$44,221.91	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.18 which was recorded on xx/xx/1999.
The chain of assignment has not been completed. Currently, the assignment is from xx D/xx/A Mr. xx toxx which was recorded on xx/xx/2020. However, the correct assignment should be with the xx.
There is one junior xx against the subject property in the favor of xx, a public xx for the amount of $xxxhich was recorded on xx/xx/2002.
There are two water sewer liens against the subject property in the favor of xx for the amount of $xxx $xxxch was recorded on xx/xx/2018 and xx/xx/2017.
Annual taxes for the year of 2020 have been paid in the amount of $xxx, any prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx and the interest rate of 4.875%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan present status is performing.
According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx and the interest rate of 4.875%. The new UPB is reflected in the amount of xx.
As per the comment dated xx/xx/2019, the reason for default is illness of mortgagor.
The loan modification agreement was made between the xx (borrower) and xx xx. (Servicer) on xx/xx/2014. As per modified terms, the new unpaid principal balance is xx. The borrower has promised to pay in the amount of $xxx and the interest rate of 4.875% beginning on xx/xx/2014 till new maturity date is xx/xx/2054.
The borrower did not file bankruptcy yet.
No, any foreclosure activity has been found.
The subject property is owner occupied. No, any damage and repairs have been found.
No, any evidence has been found regarding covid-19.

Update:
No additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the xx (borrower) and xx. (Servicer) on xx/xx/2014. As per modified terms, the new unpaid principal balance is xx. The borrower has promised to pay in the amount of $xxx and the interest rate of 4.875% beginning on xx/xx/2014 till new maturity date is xx/xx/2054.	HUD-1 Closing Statement Section 32 Disclosure	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "The CE risk indicator is Critical as the loan is failing HOEPA High Cost xx Points and Fees Threshold Test. Total fees charged is $xxxd allowed is $xxx96, however it is over charged by $xxxFees Included-

Loan Discount Fee $xxx85
Processing Fee $xxx
Underwriting Fee $xxx
Flood Determination - Life of Loan Fee $xxxCourier / Messenger Fee $xxxTax Related Service Fee $xxxCredit Life Insurance Premium $xxx21
Settlement / Closing / Escrow Fee $xxx"	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is available in the loan file at xx. However, it is not properly scanned. Unable to read some points and fees. Same has been considered for ComplainceEase testing."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.
This loan failed the prepayment term test.
The loan provides for a penalty for paying all or part of the principal before the date on which the principal is due.
This loan failed the prepayment penalty term test.
The loan charges a prepayment penalty with a term exceeding 3 years."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxLA Foreclosure Rescission Finance Charge Test: Loan data: xx, Comparison data: xx, Variance data: -$xxx11
This loan failed the TILA finance charge test.
 The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxILA Finance Charge Test: Loan data: xx, Comparison data: xx, Variance data: -$xxx11
This loan failed the TILA APR test.
The annual percentage rate (APR) is 9.722%. The disclosed APR of 9.242% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: Loan data: 9.242%, Comparison data: 9.722%, Variance data: -0.480%"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
								* Sec 32 Disclosure not in file (Lvl 2) "Section 32 disclosure is missing from the loan files."		Critical	Fail	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2020 the subject xx was originated on xx.00.
The chain of assignment has not been completed, currently the assignment is with xx.
There are 5 child support liens , HOA lien and 1 xx lien.
The child support liens are in the favor of The xx of xx.
The first was recorded on xx/xx/2013 for the amount of xx.
The second was recorded on xx/xx/2013 for the amount of xx.
The third was recorded on xx/xx/2013 for the amount of xx.
The fourth was recorded on xx/xx/2013 for the amount of $xxxe fifth was recorded on xx/xx/2017 for the amount of xx.
The HOA lien was recorded on xx/xx/2018 in the favor of xx, however the amount is not mentioned.
The xx lien was recorded on xx/xx/2020 in the favor of xx, however, the amount is not mentioned.
Annual xx taxes for the year 2019 are paid in the amount of $xxx prior delinquency has been found.
According to the payment history as of dated xx/xx/2020 the borrower has been delinquent for 1 month and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 for the amount of $xxxTI). The monthly P&I is in the amount of $xxx with an interest rate of 3.500%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of dated xx/xx/2020 the borrower has been delinquent for 1 month and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 for the amount of $xxxTI). The monthly P&I is in the amount of $xxx with an interest rate of 3.500%. The current UPB is reflected in payment history for the amount of xx.
The loan has been modified since the origination.
No comments have been found regarding the foreclosure and bankruptcy.
The reason for default is unable to be determined.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair.
Also, no comments have been found regarding the income impacted due to Covid-19.

Update:
No additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender xx and the borrower xx on xx/xx/2016, the new principal balance is xx.
The fir st payment was due on xx/xx/2016 and the maturity date is xx/xx/2056. The modified P&I is in the amount of $xxx with an interest rate of 3.500%. The modification does not contain balloon payment.	Affiliated Business Disclosure Notice of Servicing Transfer Section 32 Disclosure	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "CE Risk Indicator is Critical as the loan is failing the HOEPA high cost xx APR threshold test.
Charged rate is 12.825% and allowed is 12.810% however it is over charged by +0.015%.
The annual percentage rate (APR) at consummation is 12.825%, which exceeds the yield of 4.810%, as of xx/xx/2007 on 30 year Treasury securities (the Treasury securities having comparable periods of maturity), plus 8.000 percentage points. The yield is as of the fifteenth day of the month immediately proceeding the month of the application for extension of credit, which was received by the creditor on xxx2, 2007.
Also, this loan failed the timing of disclosure test due to the Sec. 32 (HOEPA) Disclosure Date was not provided."	* ComplianceEase State/Local Predatory Test Failed (Lvl 2) "The loan is failing for TX Constitution A6 Required Fees Test. Total fee charged is $xxx35 and allowed is $xxx00 however it is over by +$xxx35. Borrower to be refunded +$xxx35 over-charged fees to Cure.
Fees Included-
Loan Discount Fee: $xxx Appraisal Fee: $xxxcessing Fee: $xxxerwriting Fee: $xxxod Determination - Life of Loan Fee: $xxxument Preparation Fee: $xxx Related Service Fee: $xxxtlement / Closing / Escrow Fee: $xxxle Insurance: $xxxignment Endorsement Fee: $xxxranty Fee: $xxx Certificate: $xxx Deletion, T42 Home Equity: $xxxording Fee: $xxxso, this loan failed the high-cost home loan credit transaction APR threshold test.
Charged rate is 12.825% and allowed is 12.810% however it is over charged by +0.015%.
The date creditor received application is before xxx0, 2014; and The annual percentage rate (APR) exceeds the rate indicated in 12 C.F.R. Section 226.32(a)(1)(i), as amended. The APR at consummation is 12.825%, which exceeds the yield of 4.810%, as of xx/xx/2007 on 30 year Treasury securities (the Treasury securities having comparable periods of maturity), plus 8.000 percentage points. The yield is as of the fifteenth day of the month immediately proceeding the month of the application for extension of credit, which was received by the creditor on xxx2, 2007.

Per statute, the SOL of 4 years has expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxoan Data: xx Comparison Data: xx Variance:-$xxx.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxan Data: xx Comparison Data: xx Variance:-$xxx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
								* Sec 32 Disclosure not in file (Lvl 2) "Sec 32 disclosures is missing from the loan file."		Critical	Fail	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/1999.
The chain of assignment has not been completed. Currently, the assignment is from xx D/xx/A Mr. xx toxx which was recorded on xx/xx/2020. However, the correct assignment should be with the xx.
No, any active liens and judgments have been found.
Combined annual taxes for the year of 2019 have been paid in the amount of $xxx, any prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is making the regular payments and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx. The current P&I is $xxx and the interest rate of 3.375%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan present status is performing.
According to the payment history as of xx/xx/2020, the borrower is making the regular payments and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx. The current P&I is $xxx and the interest rate of 3.375%. The new UPB is reflected in the amount of xx.
The loan was modified on xx/xx/2012 between the borrowerxx and the lender xx. As per the modified terms, the new principal balance is in the amount of xx. The loan was modified in 3 steps. The borrower has promised to pay in the amount of $xxx with an interest rate of 2.00% beginning on xx/xx/2012. The new maturity date is xx/xx/2028.
The borrower did not file bankruptcy yet.
No, any foreclosure activity has been found.
The subject property occupancy is unable to be determined. No, any damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2015 between the borrowerxx and the lender xx. As per the modified terms, the new principal balance is in the amount of xx. The borrower has promised to pay in the amount of $xxx with an interest rate of 3.375% beginning on xx/xx/2015. The new maturity date is xx/xx/2055.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission Section 32 Disclosure	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "CE Risk Indicator is Critical as the loan is failing the HOEPA high cost xx APR threshold test.
Charged rate is 15.596% and allowed is 15.340%, however it is over charged by +0.256%.
The annual percentage rate (APR) at consummation is 15.596%, which exceeds the yield of 5.340%, as of xx/xx/1998 on 20 year Treasury securities (the Treasury securities having comparable periods of maturity), plus 10.000 percentage points. The yield is as of the fifteenth day of the month immediately proceeding the month of the application for extension of credit, which was received by the creditor on xx/xx/1999.

Also, this loan failed the timing of disclosure test due to the Sec. 32 (HOEPA) Disclosure Date was not provided."	* ComplianceEase State/Local Predatory Test Failed (Lvl 2) "Compliance Ease risk indicator is Critical as loan is failing for TX Constitution A6 Required Fees Test.
Total fee charged is $xxx allowed is $xxxever it is over by $xxxrower to be refunded +$xxxrcharged fee to cure.
Loan Discount Fee: $xxxraisal Fee: $xxx
Credit Report Fee: $xxxtlement / Closing / Escrow Fee: $xxxle Document Preparation Fee: $xxxle Insurance: $xxxr statute, the SOL of 4 years has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Fair Market Value of Homestead Property Acknowledgment
5. Choice of Insurance Notice
6. Collateral Protection Insurance Disclosure
7. Non-Deposit Investment Product Disclosure Are there any promotional materials?
8. Insurance Solicitation/Post Commitment Requirement
9. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan files."
								* Sec 32 Disclosure not in file (Lvl 2) "Sec 32 disclosure is missing from the loan file."		Critical	Fail	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 which was recorded on 8/ Instrument# xx  xx/ xx.
The chain of assignment is incomplete. Currently assignment is with xx d/xx/a Mr. xx which was recorded on xx/xx/2020. The last assignment should be with xx. Also there is gap between in two assignmentxx’ and ‘xx.
No active judgments liens have been found against borrower/subject property.
The school taxes for 2019 have been paid off in the amount of $xxxe xx taxes for 2019 have been paid off in the amount of $xxx prior delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2020, borrower is current with loan. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 9.90% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history as of xx/xx/2020 reflects the UPB in the amount of xx. Also tape data as of xx/xx/2020 shows UBP xx.	Collections Comments:Comments:
xxx-Servicing Comments-8.20.2020-204.xlsx
xxx.xlsx
As per review of latest payment history as of xx/xx/2020, borrower is current with loan. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 9.90% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history as of xx/xx/2020 reflects the UPB in the amount of xx. Also tape data as of xx/xx/2020 shows UBP xx.
No evidences have been found regarding foreclosure and bankruptcy case.
The comment dated xx/xx/2019 shows that reason for default is curtailment of income.
The comment date xx/xx/2019 shows that subject property is occupied by owner.
No evidences have been found regarding damages in available comments.
The comments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2019 with new principal balance of xx and the new interest bearing principal amount is in the amount of xx. The borrower promises to pay the new modified P&I of $xxx with the new fixed interest rate of 9.90% beginning from xx/xx/2019 to the new maturity date of xx/xx/2059.	Affiliated Business Disclosure Missing Required State Disclosures Section 32 Disclosure	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "CE Risk Indicator is Critical as the loan is failing the HOEPA high cost xx APR threshold test.
Charged rate is 16.409%and allowed is 15.530%, however it is over charged by +0.879%.
The annual percentage rate (APR) at consummation is 16.409%, which exceeds the yield of 5.530%, as of xx/xx/1999 on 30 year Treasury securities (the Treasury securities having comparable periods of maturity), plus 10.000 percentage points. The yield is as of the fifteenth day of the month immediately preceding the month of the application for extension of credit, which was received by the creditor on xx/xx/1999.
Also, this loan failed the timing of disclosure test due to the Sec. 32 (HOEPA) Disclosure Date was not provided."	* ComplianceEase State/Local Predatory Test Failed (Lvl 2) "CE Risk Indicator is Critical as the loan is failing for TX Constitution A6 Required Fees Test.
Total fee charged is $xxx allowed is $xxxever it is over by +$xxxrrower to be refunded +$xxxr-charged fees to Cure.
Fees Included-
Loan Discount Fee: $xxxraisal Fee: $xxxod Determination - Life of Loan Fee: $xxx Related Service Fee: $xxxle Document Preparation Fee: $xxxle Insurance: $xxxle Courier Fee: $xxxording Fee: $xxx Cert: $xxxr statute, the SOL of 4 years has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in TX State and required disclosures are missing from the loan file.

1. Commitment Requirement/Anti-Tying
2. Collateral Protection Insurance Disclosure
3. Non-Deposit Investment Product Disclosure Are there any promotional materials?
4. Insurance Solicitation/Post Commitment Requirement"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* Sec 32 Disclosure not in file  (Lvl 2)     "Sec 32 disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		Critical	Fail	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with xx. The chain of assignment has not been completed. Currently the assignment is with xx D/xx/A Mr. xx. It should be with xx/ xx/ xx No active judgments or liens have been found. Annual Combined taxes for the year of 2019 have been paid in the amount of $xxx prior delinquent taxes have been found.	According to the payment history, the borrower has been current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020.The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is Performing.
According to the payment history, the borrower has been current with the loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for xx/xx/2020.The UPB reflected as per the payment history is in the amount of xx.
As per the servicing comments, the subject property is owner occupied. No damages or repairs are found.
As per the servicing comments xx/xx/2020, the subject property had damage and date of loss is xx/xx/2019. The insurance claim has been filed with claim#xx and the lost draft check(ck#xx) has been received in the amount of $xxx44. No further details have been found regarding the repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "CE Risk Indicator is Critical as the loan is failing the HOEPA high cost xx APR threshold test.
Charged rate is 17.488% and allowed is 16.090%, however it is over charged by +1.398%.
The annual percentage rate (APR) at consummation is 17.488%, which exceeds the yield of 6.090%, as of xx/xx/1999 on 30 year Treasury securities (the Treasury securities having comparable periods of maturity), plus 10.000 percentage points. The yield is as of the fifteenth day of the month immediately preceding the month of the application for extension of credit, which was received by the creditor on xx/xx/1999.
Also, this loan failed the timing of disclosure test due to the Sec. 32 (HOEPA) Disclosure Date was not provided."	* ComplianceEase State/Local Predatory Test Failed (Lvl 2) "CE Risk Indicator is Critical as the loan is failing for TX Constitution A6 Required Fees Test.
Total fee charged is $xxx allowed is $xxxwever it is over by +$xxxrrower to be refunded +$xxxr-charged fees to Cure.
Fees Included-
Loan Discount Fee $xxxraisal Fee $xxxdit Report Fee $xxxod Determination - Life of Loan Fee $xxxrier / Messenger Fee $xxx Related Service Fee $xxxorney's Fee $xxxle Courier Fee $xxxer statute, the SOL of 4 years has expired."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas State. The following state disclosures are missing from the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Critical	Fail	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,936.44	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2020, the subject xx was originated on xx.xxThe chain of assignment has not been completed. The current assignment is with xx. It should be with xx.
There are no active liens and judgments.
The combined taxes for the year of 2021 are paid in the total amount of $xxx	According to the payment history as of xx/xx/2020, the borrower is current with loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is performing. According to the payment history as of xx/xx/2020, the borrower is current. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected as per the payment history is in the amount of xx.
The loan modification agreement was done between xx and xx (borrowers) and xx (servicer) on xx/xx/2018. Reason for modification is financial hardship. As per modification, unpaid principal balance is xx. Deferred balance is xx and interest bearing balance is xx Borrower promises to pay xx with interest rate 4.625% and P&I $xxxnning on xx/xx/2018. New maturity date is xx/xx/2058.
Information regarding reason for default is not available in latest servicing comments.
Information regarding foreclosure is not available in latest servicing comments.
As per comments dated xx/xx/2020, subject property is owner occupied.
As per comments dated xx/xx/2019, repairs have been completed. However repair amount has not found.

Update:
No additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2017. Schedule D of xxx shows the amount of claim as xx and collateral value as xx. Therefore, the unsecured portion is xx. The debtor filed the amended chapter 13 plan on xx/xx/2017 which was confirmed on xx/xx/2019. The POC was filed on xx/xx/2017 with secured claim amount of xx and the arrearage amount of xx. Debtor discharged on xx/xx/2019 and got terminated on xx/xx/2019. As per the trustees final report dated xx/xx/2019, the xx arrearage has been paid in the amount of $xxx	The loan modification agreement was done between xx and xx (borrowers) and xx (servicer) on xx/xx/2018. Reason for modification is financial hardship. As per modification, unpaid principal balance is xx. Deferred balance is xx and interest bearing balance is xx Borrower promises to pay xx with interest rate 4.625% and P&I $xxxnning on xx/xx/2018. New maturity date is xx/xx/2058.	Loan Program Info Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file.
1. Lead-Based Paint Disclosure
2. xx Loan Application Disclosure
3. Carbon Monoxide Alarms
4. MA Smoke Detector Certificate
5. Notice of the Specific Reason for Denial of Credit
6. Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
								* Operative index value is unable to confirm (Lvl 2) "Operative index value is unable to confirm from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx.

The chain of the assignment has been completed. The latest assignment isxx which was recorded on xx/xx/2020.

There is a senior xx in the favor of xx in the amount xx recorded on xx/xx/2008.

No active liens and judgment have been found.

Combined annual taxes for the year of 2021 have been paid on xx/xx/2020 in the amount of $xxxmbined annual taxes for the year of 2021 have been due on xx/xx/2020 in the amount of $xxxo prior years delinquent taxes have been found.	According to the review of payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied for the due date of xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxxhe UPB reflected in the amount of xx.
The borrower has been making payments as per the ARM change notice.xx	Collections Comments:The current status of the loan is performing. According to the review of payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied for the due date of xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx. The UPB reflected in the amount of xx.
  The reason for default is unable to be determined.   As per collection comment, the subject property is owner-occupied.   No comments have been found for damages or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per xxx report, the borrower xx filed bankruptcy chapter-7 with case # xx on xx/xx/2007. The motion for relief from stay filed on xx/xx/2007. The Bankruptcy was discharged on xx/xx/2008 and terminated on xx/xx/2010.	Not Applicable	Affiliated Business Disclosure	2: Acceptable with Warnings	* Operative index value is unable to confirm (Lvl 2) "The operative index value is unable to confirm in the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx which was recorded on xx/xx/2007 with instrument#xxBook|page xx|xx.

The chain of assignment has not been completed. Currently, the assignment of xx is withxx which was recorded on xx/xx/2020. However, the last assignment should be done with xx/xx.

There are two civil judgments against the borrower xx. The liens are in the favor of xx andxx. in the total amount of $xxx was recorded on xx/xx/2012 and xx/xx/2020.

There are two credit card judgments against the borrower xx and xx. The liens are in the favor of xx andxx in the total amount of xx which was recorded on xx/xx/2013 and xx/xx/2013.

The combined 1st installment taxes for the year 2021 have been paid in the amount of $xxx/xx/2020 and 2nd installment taxes are due in the amount of $xxx/xx/2020. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxxPITI is in the amount of $xxxhe current UPB reflected is in the amount of xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2020 and the next due date for payment is xx/xx/2020. The P&I is in the amount of $xxxPITI is in the amount of $xxxhe current UPB reflected is in the amount of xx. The loan modification agreement was made between xx (Borrower) and xx (Lender) on xx/xx/2015. The reason for default is unable to be determined. No comments have been found regarding bankruptcy or foreclosure in recent collection comments. There is no evidence found for the borrower’s income impacted by covid-19 pandemic. There are no comments found related to the subject property condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between xx (Borrower) and xx (Lender) on xx/xx/2015 with the new modified unpaid principal balance is xx. The interest bearing amount was xx with interest rate 3.625% and the modified P&I was $xxxrst modified payment due date was xx/xx/2015 and the maturity date will be xx/xx/2055. The amount of xx sxxbe deferred from the new principal balance. The loan was modified twice since origination.	Affiliated Business Disclosure Loan Program Info Disclosure xx Insurance	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "The loan program disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is originated as conventional on xx/xx/2007. LTV exceeds more than 80% the lender requires a xx insurance certificate. However, the MI certificate is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "An operative index value is unable to be confirmed from the loan files."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx which was recorded on xx/xx/2007.
The chain of assignment has not been completed. Currently, the assignment is from xx toxxwhich was recorded on xx/xx/2020. However, the correct assignment should be with the xx.
There is one junior credit card judgment against the borrower in the favor of xx for the amount of $xxx was recorded on xx/xx/2008.
Combined first installment taxes for the year of 2019 have been paid in the amount of $xxxhe second installment taxes for the year of 2019 have been due in the amount of $xxx was due on xx/xx/2021.
No, any prior year delinquent taxes have been found.

According to the payment history as of xx/xx/2020, the borrower is making the regular payments and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxrrent P&I is $xxxthe interest rate of 4.250%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan is in the present status is performing.
According to the payment history as of xx/xx/2020, the borrower is making the regular payments and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxrrent P&I is $xxxthe interest rate of 4.250%. The new UPB is reflected in the amount of xx.
The loan was modified on xx/xx/2019 between the borrowerxx and the lender xx. As per the modified terms, the new principal balance is in the amount of xx. The deferred principal balance is xx and the interest bearing amount is xx. The borrower has promised to pay in the amount of $xxx an interest rate of 4.250% beginning on xx/xx/2019 till new maturity date of xx/xx/2059.
The foreclosure was initiated in 2018 and the file was referred to an attorney on xx/xx/2018 xx. The complaint was filed on xx/xx/2018 xx. The amended complaint was filed on xx/xx/2018 xx.The comment dated xx/xx/2018 shows the borrower is working on xx.xxHowever, the foreclosure was put on hold due to loss mitigation. No, any further details have been found.
The subject property is owner occupied. No, any damage and repairs have been found.

Foreclosure Comments:The foreclosure was initiated in 2018 and the file was referred to an attorney on xx/xx/2018 xx. The complaint was filed on xx/xx/2018 xx. The amended complaint was filed on xx/xx/2018 xx. The comment dated xx/xx/2018 shows the borrower is working on xx.xxowever, the foreclosure was put on hold due to loss mitigation. No, any further details have been found.
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2019 between the borrowerxx and the lender xx. As per the modified terms, the new principal balance is in the amount of xx. The deferred principal balance is xx and the interest bearing amount is xx. The borrower has promised to pay in the amount of $xxx an interest rate of 4.250% beginning on xx/xx/2019 till new maturity date of xx/xx/2059.	Loan Program Info Disclosure	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Connecticut license validation test. (CT HB 5577 Section 39(b))
First xx lender licenses and secondary xx lender licenses in existence on June 30th, 2008 sxxbe deemed on and after xxxst, 2008, to be a xx lender license. As of xxx, 2008 the Connecticut First xx Lender License and the Connecticut Second xx Lender License are no longer valid. The Connecticut xx Lender License is available for loans with a closing date before xxxst, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Connecticut license validation test."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
								* Operative index value is unable to confirm (Lvl 2) "Operative index value unable to be determined in the available loan files."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with xx.
The chain of assignment has not been completed. Currently, the xx is withxx which was recorded on xx/xx/2020. However; it should be with xx.
Active liens and judgments against the borrower:
State tax lien against the borrower was recorded on xx/xx/2017 in the amount of $xxxfavor of xx and xx.
1st and 2nd installments of combined taxes for the year 2019 have been paid in the total amount of $xxx	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the tape data is in the amount of xx.	Collections Comments:The loan is currently performing. According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the tape data is in the amount of xx.
As per the comment dated xx/xx/2019, the reason for default is excessive obligations.
No latest servicing comment or xxx Report have been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found.
As per the review of payment history and servicing comments no evidence has been found stating that the borrower income is impacted due to COVID-19.

Foreclosure Comments:
The foreclosure was initiated. The file was referred to an attorney on xx/xx/2016. The complaint was filed on xx/xx/2017. However, as per the release document located at xx. the lis pendens has been released. No further foreclosure details have been found.

Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2016 between the borrowerxx and lender xx d/xx/a Mr. xx.
The new principal balance is in the amount of xx and the borrower promise to pay the new P&I $xxxwith the interest rate of 3.625% beginning from xx/xx/2019 till the maturity date of xx/xx/2058. The interest bearing amount is xx. Previously the loan was modified in the year of 2011 and 2012.
Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "The subject xx was originated on xx. However, according to ROR, the transaction date is xx/xx/2007."
								* Settlement date is different from note date (Lvl 2) "As per the note the transaction date is xx/xx/2007, however; as per the HUD-1 settlement date is xx/xx/2007 which is different from the note date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with xx.
The chain of assignment has not been completed. Currently, the xx is withxx which was recorded on xx/xx/2020. However; it should be with xx.
No active liens and judgments against the borrower/property.
1st installment xx tax for the year 2020 has been paid in the amount of $xxxxx/xx/2020.
According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx88. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently performing. According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx88. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unavailable.
No latest servicing comment or xxx Report have been found to determine the current occupancy and condition of the subject property.
As per the review of payment history and servicing comments no evidence has been found stating that the borrower income is impacted due to COVID-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx/xx/2010 between the borrowerxx and lender xx.
The new principal balance is in the amount of xx and the borrower promise to pay the new interest only payments in the amount of $xxx for 12 months with the interest rate of 7.50% beginning from xx/xx/2010 and the new P&I is in the amount of $xxx with the interest rate 9.85% beginning from xx/xx/2011 till the maturity date of xx/xx/2030. The interest bearing amount is xx.
Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Prepayment Penalty Rider Section 32 Disclosure	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "The CE risk indicator is Critical as the loan is failing HOEPA High Cost xx Points and Fees Threshold Test. Total fees charged is $xxx allowed is $xxxwever it is over charged by $xxxes Included:-
Loan Origination Fee $xxxcessing Fee $xxxerwriting Fee $xxxod Determination - Life of Loan Fee $xxx Related Service Fee $xxxtlement / Closing / Escrow Fee $xx	* Missing credit report (Lvl 3) "Missing Credit Report"	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the prepayment term test.
Loan Data: 60Months Comparison Data: 36Months Variance: 24Months
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Prepayment Rider Missing (Lvl 2)     "Pre-payment rider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
								* Sec 32 Disclosure not in file (Lvl 2) "Sec 32 Disclosure is not available in the loan file."		Critical	Fail	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 which was recorded on xx/xx/2007 Instrument#xx. The chain of assignment is incomplete. Currently assignment is withxx which was recorded on xx/xx/2020. The last assignment should be with xx. There is xx judgment against xx and xx which was recorded on xx/xx/1995 in the favor of xx. However, amount is not mentioned on document. The combined taxes for 2019 have been paid off in the amount of $xxxe combined taxes for 2020 (1st installment) have been paid off in the amount of $xxxe combined taxes for 2020 (2nd installment) are due in the amount of $xxx prior delinquent taxes have been found.	As per review of latest payment history as of xx/xx/2020, borrower is current with loan. The last payment was received on xx/xx/2020 in the amount of $xxx69 with interest rate of 7.89% and P&I $xxx12 for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history as of xx/xx/2020 reflects the UPB in the amount of xx. Also tape data as of xx/xx/2020 shows same UPB.
Collections Comments:Comments:
Balbec LLP-Servicing Comments-8.20.2020-204.xlsx
xxx (1).xlsx
As per review of latest payment history as of xx/xx/2020, borrower is current with loan. The last payment was received on xx/xx/2020 in the amount of $xxx69 with interest rate of 7.89% and P&I $xxx12 for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history as of xx/xx/2020 reflects the UPB in the amount of xx. Also tape data as of xx/xx/2020 shows same UPB.
No evidences have been found regarding foreclosure and bankruptcy case.
As per comment dated xx/xx/2019 shows that subject property was damaged on xx/xx/2019 however, nature of damage is not reflecting in available comments. Same comment reflects the hazard loss draft check # xx was received on xx/xx/2020 with claim amount of xx. The comment dated xx/xx/2019 shows that advised to close claim they require final inspection at 90% with all structural items completed. Hazard loss inspection was ordered on xx/xx/2020. The latest comment dated xx/xx/2020 shows that final review shows claim closed. No further details have been found regarding damages/repairs. Hence unable to determined the repair have been done of not.
Loan is not modified since origination.
The comment dated xx/xx/2020 shows that approved covid-19 60 days extension and maturity of loan changes from xx/xx/2037 to xx/xx/2037. No further details have been covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. However, values are Updated as per Final Closing Statement located at xx………..	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
								* Missing Required State Disclosures (Lvl 2) "The subject property is located in WA State and required disclosures are missing from the loan file. 1. Choice of Insurance Notice 2. xx Addendum to Uniform Residential Loan Application"		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per review of latest updated title report dated xx/xx/2020 the subject xx was originated on xx.00 in favor of xx which was recorded on xx/xx/1999 under Bk/Pg# xx/xx. The chain of assignment has not been completed as the xx is currently with xx xx xx instead of the current assignee xx.

The subject xx is at second lien position as there is an active senior xx against the subject property in the amount of $xxxch was recorded on xx/xx/1999 under Bk/Pg#xxxin favor ofxx". The final HUD-1 reflects the pay-off in the amount of xx to the creditor xx. The final title policy does not reflect any prior xx. Possible title claim can be filed. The satisfaction of xx has not been found. This can be cured if satisfaction of xx is made and recorded.
The annual Combined Taxes for 2019 have been paid in the total amount of $xxx prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2020 the loan is performing. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 9.75% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB is reflected in the amount of xx.	Collections Comments:As per review of latest payment history as of xx/xx/2020 the loan is performing. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 9.75% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB is reflected in the amount of xx.
The loan has not been modified since origination.
As per xxx report no bankruptcy filing has been found since from loan origination.
No evidence of foreclosure has been found.
The property is owner occupied and no visible damages were reported.

Update:
No additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Section 32 Disclosure	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "CE Risk Indicator is Critical as the loan is failing the HOEPA high cost xx points and fees threshold test.
Total fee charged to the borrower is $xxx allowed is $xxxwever it is over charged by +$xxxes Included-
Loan Origination Fee $xxxcessing Fee $xxxerwriting Fee $xxxod Determination - Life of Loan Fee $xxx Related Service Fee $xxxdit Life Insurance Premium $xxxtlement / Closing / Escrow Fee $xxxording Service Fee $xxxs loan failed the timing of disclosure test due to the Sec. 32 (HOEPA) Disclosure Date was not provided."
* Property is Manufactured Housing (Lvl 4) "Home is not affixed. According to the appraisal report located at xx the subject property type is Manufactured Home. The ALTA 7 Endorsement is not attached with the final title policy. The VIN number is not available with the legal description of recorded xx. The latest tax assessor report is not available with UT to confirm the current status of property type. However, the Affidavit of Affixation is not available in the loan file. Therefore, we are unable to verify whether the subject property has been attached to the land or not."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the interest rate test. The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.
Interest Rate Test: FAIL Loan Data: 9.750% Comparison Data: 8.250% Variance:+1.500%."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxoan Data xx Comparison Data xx  Variance -$xxx54.

This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) ) The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxoan Data xx Comparison Data xx Variance -$xxx54
This loan failed the TILA APR test.
The annual percentage rate (APR) is 11.643%. The disclosed APR of 11.074% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
Loan Data 11.074% Comparison Data 11.643%  Variance -0.569%"
								* Sec 32 Disclosure not in file (Lvl 2) "Sec 32 Disclosure is missing from the loan file."		Critical	Fail	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2020, the subject xx was originated on xx.xx, with xx. The chain of assignment has not been completed. Currently, the assignment is with xx. It should be with xx. There are two Real Estate liens active against the subject property total in the amount of $xxxe favor ofxx which were recorded on xx/xx/2011, xx/xx/2012. There is an active junior xx in the amount of xx in favor of xx which was recorded on xx/xx/2001. There is an active xx judgment against the xx in the amount of $xxxe favor ofxx which was recorded on xx/xx/2011. There is an active xx judgment against the xx & xx in the amount of $xxxe favor ofxx which was recorded on xx/xx/2012. 3rd and 4th installment xx tax for the year of 2019-2020 have been due in the amount of $xxxprior delinquent taxes have been found.	According to the payment history, the borrower has been delinquent for 8month and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2020.The UPB reflected as per the payment history tape data is in the amount of xx.	Collections Comments:The review of the collection comment shows that the loan is in active bankruptcy. According to the xxx, the borrower xx and xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018. The BK case is active and the date of last filing is xx/xx/2020. According to the payment history, the borrower has been delinquent for 8month and the next due date for payment is xx/xx/2019. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for xx/xx/2020.The UPB reflected as per the payment history tape data is in the amount of xx. As per the servicing comments, the subject property is owner occupied. No damages or repairs are found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xxx, the borrower xx. and xx had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017 and the plan was confirmed on xx/xx/2018. The POC was filed on xx/xx/2017, the POC amount is xx and the arrearage amount is xx. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is xx.The BK case is active and the date of last filing is xx/xx/2020.	The loan modification agreement was made on xx/xx/2014.The borrower promises to pay the new UPB in the amount of xx with the annual interest rate of 4.750% and the modified P&I is in the amount of $xxxnning from xx/xx/2014 till the maturity date xx/xx/2054. The interest bearing amount is xx and the amount of deferred balance is xx.	Affiliated Business Disclosure Origination Appraisal	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxloan data is xx and comparison data is xx; hence, the variance is -$xxx* Missing Appraisal (Lvl 2)     "Uniform Appraisal report is missing in the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2000. The chain of assignment has not been completed. Currently, the assignment is fromxx which was recorded on xx/xx/2020. The assignment is missing to xx. No active judgments or liens found against the borrower or subject property. Combined annual taxes for the year of 2019 have been paid in the amount of $xxxxx/xx/2019. No prior year delinquent taxes have been found.	According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 2 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx58 which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 13.65%.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx58 which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 13.65%. The loan was modified. The foreclosure was not initiated. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2016. The POC was filed by creditor the xx of xx on xx/xx/2016 for the secured claim amount is xx and arrearage amount is $xxx88. However, the POC deadline dated xx/xx/2016. The chapter 13 plan was filed on xx/xx/2016. The amended chapter 13 plan was filed on xx/xx/2016 and the plan was confirmed on xx/xx/2016. The debtor was promise to pay for trustee in the amount of $xxx for 1 to 12 months and $xxx for 13 to 29 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxnotice of xx payment change was filed on xx/xx/2019. The date of last filing is xx/xx/2020. The subject property is occupied by owner. The reason for default is unable to determine. No comment pertaining damage to the subject property has been observed.

Update:
The borrower had filed bankruptcy under Chapter 13 on xx/xx/2016 with the case #xx. As per the servicing comment dated xx/xx/2021, the bankruptcy has been discharged on xx/xx/2021.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2016. The POC was filed by creditor the xx of xx on xx/xx/2016 for the secured claim amount is xx and arrearage amount is $xxx88. However, the POC deadline dated xx/xx/2016. The chapter 13 plan was filed on xx/xx/2016. The amended chapter 13 plan was filed on xx/xx/2016 and the plan was confirmed on xx/xx/2016. The debtor was promise to pay for trustee in the amount of $xxx for 1 to 12 months and $xxx for 13 to 29 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxnotice of xx payment change was filed on xx/xx/2019. The date of last filing is xx/xx/2020.	The loan was modified twice since origination. The borrower has been making the payment as per the modification agreement which was made xx/xx/2020 between the borrowers xx and lender xx As per the modified terms, the new principal balance is xx. The borrower has promised to pay in the amount of $xxx with the interest rate of 13.650% beginning on xx/xx/2020 till maturity date of xx/xx/2060.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Section 32 Disclosure	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "The Compliance risk indicator is Critical as the loan is failing for HOEPA High Cost xx Points and Fees Threshold Test. Total fee charged is $xxx allowed is $xxxwever it is over by $xxxe total points and fees payable by the consumer at or before loan closing is $xxxich exceeds the greater of 8 percent of the xx of xx (as defined in the official commentary to paragraph 32(a)(1)(ii)), or $xxxes Included-
Loan Discount Fee $xxxod Determination - Life of Loan Fee $xxxument Preparation Fee $xxx Related Service Fee $xxxdit Life Insurance Premium $xxxtlement / Closing / Escrow Fee $xxxs loan failed the timing of disclosure test due to Sec.32 disclosure date was not provided."	* ComplianceEase State/Local Predatory Test Failed (Lvl 2) "The loan failed for TX Constitution A6 Required Fees Test.
Total fee charged is $xxx allowed is $xxxwever it is over by $xxxrrower to be refunded $xxxercharged fee to cure.
The loan requires the borrower(s) to pay, in addition to interest, fees to any person that are necessary to originate, evaluate, maintain, record, insure, or service the extension of credit that exceed 3% of the original principal amount.
Fees Included-
Loan Discount Fee $xxxraisal Fee $xxxdit Report Fee $xxxod Determination - Life of Loan Fee $xxxument Preparation Fee $xxx Related Service Fee $xxxdit Life Insurance Premium $xxxtlement / Closing / Escrow Fee $xxxle Insurance $xxxignment Endorsement Fee $xxx Certificate $xxxording Fee $xxxr statute, the SOL of 4 years has expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxhe loan data is xx and comparison data is xx; hence, the variance is -$xxxhis loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxe loan data is xx and comparison data is xx; hence, the variance is -$xxxhis loan failed the TILA APR test.
The annual percentage rate (APR) is 15.428%. The disclosed APR of 14.521% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
The loan data is 14.521% and comparison data is 15.428%; hence, the variance is -0.907%."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosures are missing in the loan file. 1. TX Loan Agreement Notice 2. Commitment Requirement/Anti-Tying 3. TILA Disclosures in Spanish 4. Home Equity Consumer Disclosure 5. Home Equity Loan Interest and Fees Preclosing Disclosure   6. Home Equity Loan Copies of Documents 7. Home Equity Loan Rescission Notice 8. Fair Market Value of Homestead Property Acknowledgment 9. Home Equity Loan Notice of Address for Borrower Notification of Violation 10. Choice of Insurance Notice 11. Collateral Protection Insurance Disclosure 12. Non-Deposit Investment Product Disclosure Are there any promotional materials? 13. Insurance Solicitation/Post Commitment Requirement 14. Construction Loan Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Sec 32 Disclosure not in file (Lvl 2) "This is a High-Cost loan. However, Section-32 disclosure is missing from the loan file."		Critical	Fail	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx which was recorded on xx/xx/2008.
The chain of assignment has not been completed. xx toxx which was recorded on xx/xx/2020.
There is one junior xx against the subject property in the favor of xx for the amount of xx which was recorded on xx/xx/2017.
There is one junior credit card judgment against the borrower in the favor of xx for the amount of $xxx was recorded on xx/xx/2013.
First installment combined taxes for the year of 2021 have been paid in the amount of $xxxecond installment combined taxes have been due in the amount of $xxx was due on xx/xx/2020.
Annual utility taxes for the year of 2020 have been delinquent in the amount of $xxx was due on xx/xx/2020 and they are good through till xx/xx/2020.
According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxrrent P&I is $xxxthe interest rate of 4.00%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan present status is performing.
According to the payment history as of xx/xx/2020, the borrower is currently making the regular payments and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxrrent P&I is $xxxthe interest rate of 4.00%. The new UPB is reflected in the amount of xx.
The loan was modified on xx/xx/2012 between the borrower xx and the servicer xx. As per the modified terms, the new principal balance is in the amount of xx. The deferred principal balance is xx and the interest bearing amount is xx. The borrower has promised to pay in the amount of $xxx an interest rate of 3.00% beginning from xx/xx/2012. The new maturity date is xx/xx/2052. The loan was modified in 3 steps.
The borrower did not file bankruptcy yet.
No, any foreclosure activity has been found.
The subject property is owner occupied. No, any damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2012 between the borrower xx and the servicer xx xx. As per the modified terms, the new principal balance is in the amount of xx. The deferred principal balance is xx and the interest bearing amount is xx. The borrower has promised to pay in the amount of $xxx an interest rate of 3.00% beginning from xx/xx/2012. The new maturity date is xx/xx/2052. The loan was modified in 3 steps.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the disclosed APR high-cost threshold exception test.
Although the recalculated APR does not exceed any "high-cost " APR thresholds, using the disclosed APR, as provided, the loan would fail the following "high-cost " APR threshold test(s): HOEPA High Cost xx APR Threshold Test, MA High Cost Home Loan APR Threshold Test. As a result, this loan may not be acceptable to certain secondary market investors.
The loan data is 12.863% and comparison data is 12.690%; hence, the variance is +0.173%."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the disclosed APR high-cost threshold exception test."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file.
1. Lead-Based Paint Disclosure
2. xx Loan Application Disclosure
3. Carbon Monoxide Alarms
4. MA Smoke Detector Certificate
5. Notice of the Specific Reason for Denial of Credit
6. Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value unable to be determined in the available loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00, in favor of xx recorded in Instrument# | Book/Page# xx / xx. The chain of assignment has not been completed. Assignment from xx,xx to xx. There are 7 junior mortgages against property in favor of xx recorded in the total amount of xx. Annual xx taxes for the year 2019 have been paid on xx/xx/2019 in the amount of $xxx	As per the review of payment history as of xx/xx/2020, the borrower is current with a loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 4.625%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The current loan status is performing. As per the review of payment history as of xx/xx/2020, the borrower is current with a loan and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020 which was applied for due date xx/xx/2020. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx with an interest rate of 4.625%. The current UPB reflected as per the payment history is in the amount of xx.
The loan was modified on xx/xx/2014 between the borrower xx and lender xx xx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 4.625 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2014. The maturity date as per modification is xx/xx/2054.
The reason for default is excessive obligations. The subject property has been occupied by the owner. The borrower's intention is to keep the property.
As per comment dated xx/xx/2018, the property had damage due to water on xx/xx/2018. The nature of damage is not available. The insurance claim was filed. Comment dated xx/xx/2018 states that draft check number xxx for the amount of $xxx98 was issued on xx/xx/2018. No comments regarding completion of repairs have been found. As
No comments have been found regarding Covid-19 impact.

Foreclosure Comments:Not Applicable
		Bankruptcy Comments:Not Applicable	The loan was modified on xx/xx/2014 between the borrower xx and lender xx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 4.625 % and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2014. The maturity date as per modification is xx/xx/2054.	Loan Program Info Disclosure Missing Required State Disclosures	2: Acceptable with Warnings			* Loan program disclosure missing or unexecuted (Lvl 2) "The Loan Program Disclosure is missing from the loan file." * Missing Required State Disclosures (Lvl 2) "The subject property is located in the Georgia State and the Disclosure of Additional Fees is missing from the loan file." * Operative index value is unable to confirm (Lvl 2) "Operative Index Value is unable to be confirmed from supportive documents available in the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,195.98	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx.xxhe chain of the assignment has not been completed. The latest xxs. There is a civil judgment in the favor of xx in the amount of xx which was recorded on xx/xx/2012. 1st installment of xx jurisdiction tax of 2020 has been paid in the amount of $xxx/xx/2020. 2nd installment of xx jurisdiction tax of 2019 has been paid in the amount of $xxx/xx/2019. 1st installment of xx jurisdiction tax of 2019 has been paid in the amount of $xxx/xx/2019. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxxPITI is in the amount of $xxxB reflected is in the amount of xx. The loan modification agreement was made between (borrower) xxxx and (Lender) xx, on xx/xx/2020. No comments have been found regarding foreclosure in the latest servicing comments. The subject property has been occupied by the owner. Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to xxx, “xxx” filed bankruptcy xx/xx/2017 under chapter-13 with case# xx. The POC was filed on xx/xx/2017 with the secured claim amount of xx and arrearage is in the amount of $xxxR was filed on xx/xx/2017. The chapter 13 converted to chapter-7 on xx/xx/2019. The case terminated on xx/xx/2020.The date of last filing is xx/xx/2020.	This loan modification agreement was made between (borrower) xx and (Lender) xx, on xx/xx/2020. The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 3.250% and new P&I is in the amount of $xxxnning from xx/xx/2020. The maturity is xx/xx/2060. The interest bearing amount is xx and deferred balance in the amount of xx. There is no provision for the balloon payment. Previously, the loan has been modified in the year 2016.	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the disclosed APR high-cost threshold exception test. Although the recalculated APR does not exceed any "high-cost " APR thresholds, using the disclosed APR, as provided, the loan would fail the following "high-cost " APR threshold test(s): HOEPA High Cost xx APR Threshold Test. As a result, this loan may not be acceptable to certain secondary market investors.
The Loan Data is xx and Comparison Data is xx; hence, the is Variance xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the disclosed APR high-cost threshold exception test."
* DTI > 60% (Lvl 2)     "As per the application, the total monthly income is xx and the total monthly expenses are xx. Hence, DTI is greater than xx."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Michigan State. The following required state disclosures are missing from the loan file. 1. MI Borrower's Bill of Rights 2. MI Consumer Caution and Homeownership Counseling Notice 3. Choice of Insurance Agent"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Service transfer doscument is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx.xx, which was recorded on xx/xx/2007.
The chain of the assignment has not been completed. The latest assignment is from xx toxx which was recorded on xx/xx/2017. However, the missing assignment is to xx.
There is senior xx prior to subject xx against the subject property in the favor of xx, a municipal xx organized and existing under the laws of xx, in connection with xx and/or xx for the purpose of Making xx in the amount of xx which was recorded on xx/xx/2002; however, the senior xx was subordinated with the subject xx. The subordinate agreement was made on xx/xx/2007 and it was recorded on xx/xx/2007, the senior xx was subordinated with the subject xx. Hence, the subject xx at the first lien position.
There is an active judgment against the borrower xx in the favor of xx, xxx in the amount of xx which was recorded xx/xx/2010.
There is an IRS lien against the borrower xx in the favor of the xx- in the amount of xx which was recorded xx/xx/2014.
There is an active judgment against the borrower xx in the favor of xx in the amount of xx which was recorded xx/xx/2015.
There is an IRS lien against the borrower xx in the favor of the xx in the amount of xx which was recorded on xx/xx/2016.
There is an active judgment against the borrower xx in the amount of xx in the xx which was recorded on xx/xx/2019.

Annual combined taxes for the year of 2019 have been paid on xx/xx/2019 in the amount of $xxxrior years delinquent taxes have been found.

According to a review of the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2020.  The last payment was received on xx/xx/2020 total in the amount of PITI $xxxh includes P&I $xxx the rate of interest 4.00%, which was applied for the due date of xx/xx/2020.  The UPB reflected in the latest payment history is in the amount of xx.
Collections Comments:According to the review of the servicing comments, the borrower is current with the loan. According to a review of the payment history as of xx/xx/2020, the borrower is current with the loan and the next due date for the regular payment is xx/xx/2020. The last payment was received on xx/xx/2020 total in the amount of PITI $xxxh includes P&I $xxx the rate of interest 4.00%, which was applied for the due date of xx/xx/2020. The UPB reflected in the latest payment history is in the amount of xx.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No damage pertaining to the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx report, the borrowers xx had filed for bankruptcy under Chapter-7 with case#xx on xx/xx/2011. No comment has been found indicating a cram-down. The xxx was filed by the creditor xx on xx/xx/2011 and the order on xxx was filed on xx/xx/2011. The last filing date of bankruptcy was xx/xx/2011. The case was discharged on xx/xx/2011.	The loan was modified on xx/xx/2014 between the borrower xx and lender xx. The new modified principal balance was xx. The interest bearing amount is xx with an interest rate of 2.00% which steps up in 4 steps ending at 4.375%. The borrower promises to pay the monthly P&I of $xxxnning from xx/xx/2014 and the maturity is dated xx/xx/2054. The amount of xx of the new principal balance sxxbe deferred. In addition, the amount of xx of the deferred principal balance is eligible for forgiven.In addition to this if the borrower not defaulted first 3 payments of 2014, 2015 and 2016 then the lender will forgive 1/3 of deferred each year. Which exceeds 2% of the modified balance.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the disclosed APR high-cost threshold exception test.
Although the recalculated APR does not exceed any "high-cost " APR thresholds, using the disclosed APR, as provided, the loan would fail the following "high-cost " APR threshold test(s): HOEPA xx. As a result, this loan may not be acceptable to certain secondary market investors.
The Loan data is 12.841% and comparison date is 12.810%; hence, the variance is +0.031%."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The CE is moderate due to the failed of the Disclosed APR High-Cost Threshold Exception Test."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Florida state. The following require state disclosures are missing from the loan file.
1. Anti-Coercion Notice.
2. Radon Gas Disclosure.
3. Insurance Sales Disclosure."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan files."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2020, the subject xx was originated on xx. which was recorded on xx/xx/1997.  The chain of assignment has not been completed. The current assignment is withxx. It should be with xx.
There are no active liens and judgments.
The annual xx taxes for the year of 2019 are paid in the total amount of $xxx	Review of updated payment history as of xx/xx/2020 shows that the borrower is current with the loan and the next due for regular payment is xx/xx/2020. The last payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is performing. Review of updated payment history as of xx/xx/2020 shows that the borrower is current with the loan and the next due for regular payment is xx/xx/2020. The last payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB as of the date is in the amount of xx.
The loan modification agreement was made on xx/xx/2007. However, the new modified principal balance has not been provided in agreement. The borrower promised to pay $xxx monthly with staring interest rate of 6.00%. The first modified payment date is xx/xx/2007 and the maturity is xx/xx/2037. There is no balloon payment.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the xx, the borrower had filed for bankruptcy under chapter-13 with the case# xx on xx/xx/2014. The debtor had filed the chapter 13 plan on xx/xx/2014 which was confirmed on xx/xx/2015. The creditor had filed the POC on xx/xx/2015 with secured claim amount of xx and arrearage of $xxx28. As per the trustees final report dated xx/xx/2020, the borrower has paid to creditor xx in the amoutn of xx and the xx arrearage has been paid in t he amoutn of $xxx28. The notice of final cure payemnt was filed on xx/xx/2020.However, the bankruptcy was closed on xx/xx/2020.	The loan modification agreement was made on xx/xx/2007. However, the new modified principal balance has not been provided in agreement. The borrower promised to pay $xxx monthly with staring interest rate of 6.00%. The first modified payment date is xx/xx/2007 and the maturity is xx/xx/2037. There is no balloon payment.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Right of Rescission Section 32 Disclosure	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "CE Risk Indicator is Critical as the loan is failing the HOEPA high cost xx APR threshold test.
Charged rate is 17.790% and allowed is 16.600%, however it is over charged by +1.190%.
The annual percentage rate (APR) at consummation is 17.790%, which exceeds the yield of 6.600%, as of xxx5, 1997 on 20 year Treasury securities (the Treasury securities having comparable periods of maturity), plus 10.000 percentage points. The yield is as of the fifteenth day of the month immediately proceeding the month of the application for extension of credit, which was received by the creditor on August 7, 1997.

Also, the loan is failing the HOEPA high cost xx points and fees threshold test.
Total fee charged to the borrower is $xxx00 and allowed is $xxx70; however it is over charged by +$xxx.
Fees Included-
Loan Origination Fee: $xxx
802 Loan Discount Fee: $xxx
Application Fee: $xxx
Underwriting Fee: $xxx
Flood Determination - Life of Loan Fee: $xxxAttorney's Fee: $xxx
Title Courier Fee: $xxxFunding, Wire, or Disbursement Fee: $xxx
This loan failed the timing of disclosure test due to the Sec. 32 (HOEPA) Disclosure Date was not provided.
This loan failed the prepayment term test.
The loan provides for a penalty for paying all or part of the principal before the date on which the principal is due"	* Lost Note Affidavit (Lvl 3) "The is lost note available with doc locator xx which stated that the original Note is lost or destroyed. However, copy of Note is available in same file."	* Application Missing (Lvl 2) "The Final Application is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxILA Finance Charge Test: FAIL xx -$xxx
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxLA Foreclosure Rescission Finance Charge Test: FAIL xx -$xxx.
This loan failed the TILA APR test.
The annual percentage rate (APR) is 17.790%. The disclosed APR of 17.330% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: FAIL Loan Data: 17.330% Comparison Data: 17.790% Variance:-0.460%."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from loan file."
								* Sec 32 Disclosure not in file (Lvl 2) "Sec 32 disclosure is missing from the loan file."		Critical	Fail	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows the subject xx was originated on xx.
The chain of assignment is complete.
Active judgments and liens found pending are as follows:
There is xx lien against subject property which is in the amount of xx recorded on xx/xx/2019 and filed by xx.
Annual xx taxes for the year of 2019  have been paid in the amount of $xxxdelinquent taxes have been found for the prior years.
Review of updated payment history as of xx/xx/2020 shows the loan is currently in delinquency for 19 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on 0xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2018. The UPB as of the date is in the amount of xx.	Collections Comments:The loan is in active bankruptcy. Review of updated payment history as of xx/xx/2020 shows the loan is currently in delinquency for 19 months and the next due for regular payment is xx/xx/2019. The last regular payment (P&I) has been made on 0xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2018. The UPB as of the date is in the amount of xx.
The debtor xx had filed Bankruptcy under chapter-13 on xx/xx/2019 with the Case#xx and the plan was confirmed on xx/xx/2019. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx64.
The POC was filed on xx/xx/2019 with the secured claim of xx with an arrearage of $xxx79.
No evidences have been found in the latest 24 months servicing comments regarding foreclosure proceedings.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed Bankruptcy under chapter-13 on xx/xx/2019 with the Case#xx and the plan was confirmed on xx/xx/2019. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxx64.
The POC was filed on xx/xx/2019 with the secured claim of xx with an arrearage of $xxx79.

Not Applicable	Affiliated Business Disclosure Credit Application Credit Report Final Truth in Lending Discl. Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is “Moderate” due to TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test is fail. Loan data is 0.000% and comparison data is xx Hence the variance is xx."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the updated title report dated xx/xx/2020 the subject xx was originated on xx.39.
The chain of assignment has not been completed, currently the assignment is withxx.
There are senior xx and junior xx.
The senior xx was originated on xx.00.
The junior xx was originated on xx and recorded on xx/xx/2001 for the amount of xx.
Annual xx taxes for the year 2019 are paid in the amount of $xxx prior delinquency has been found.
According to the payment history as of dated xx/xx/2020 the borrower is regular with the payment and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 or the amount of $xxx(PITI). The monthly P& is in the amount of $xxx with an interest rate 3.875%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of dated xx/xx/2020 the borrower is regular with the payment and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 or the amount of $xxx(PITI). The monthly P& is in the amount of $xxx with an interest rate 3.875%. The current UPB is reflected in payment history for the amount of xx.
The reason for default is unable to be determined.
The loan has been modified since the origination.
No comments have been found regarding the foreclosure and bankruptcy.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to Covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Borrower had modified original xx on xx/xx/2020 new principal balance of xx. New maturity date xx/xx/2055 and new term 416 months. Extension of term by 327 months. The Modification is fixed rate of 3.875% with a P&I payment of $xxx.	Affiliated Business Disclosure Credit Application Note Notice of Servicing Transfer Section 32 Disclosure	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "The CE risk indicator is Critical as the loan is failing HOEPA High Cost xx Points and Fees Threshold Test. Total fees charged is $xxxd allowed is $xxxowever it is over charged by $xxxees Included-
Loan Discount Fee $xxx76
Credit Life Insurance Premium $xxx00
Settlement / Closing / Escrow Fee $xxx
This loan failed the timing of disclosure test due to the Section-32 Disclosure Date was not provided.
This loan failed the prepayment term test."	* Lost Note Affidavit (Lvl 3) "The lost note affidavit found in the loan file, located at xx without copy of the note. known deficiency", which shows the original nte has been lost or misplaced. However, the copy of noted is available in the loan file. The values are updated as per same."
* Note is missing or unexecuted (Lvl 3) "The copy of note is available in the loan file. However, it was not signed by the borrower."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxhe loan data is xx and comparison data is xx; hence, the variance is -xx

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxe loan data is xx and comparison data is xx; hence, the variance is xx.

This loan failed the TILA APR test.
The annual percentage rate (APR) is 12.286%. The disclosed APR of 11.370% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
The loan data is 11.370% and comparison data is 12.286%; hence, the variance is -0.916%."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* LTV or CLTV exceeds 104% (Lvl 2)     "The appraised value is xx. Hence, the LTC exceeds 104%."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hnad dated by the borrower."
								* Sec 32 Disclosure not in file (Lvl 2) "This is High-Cost loan. However, Section-32 disclosure is missing from the loan file."		Critical	Fail	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx." for the amount of xx which was recorded on xx/xx/1997.
The chain of assignment has not been completed. Currently, the assignment is fromxx, not in its individual capacity as owner trustee of xx series which was recorded on xx/xx/2017. The assignment is missing to xx
There is civil judgment against the borrower with the favor of xx recorded on xx/xx/2011.
There is state tax lien against the borrower with the favor of xx for the amount of xx which was recorded on xx/xx/2001.
Combined annual taxes for the year of 2020 have been due in the amount of $xxxxx/xx/2021.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is current with the loan and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 2.000%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx and interest rate is 2.000%. The loan was modified. The foreclosure was not initiated. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2011. The POC was filed by creditorxx. on xx/xx/2012 for the secured claim amount is xx and arrearage amount is $xxxver, the POC deadline dated xx/xx/2012. The chapter 13 plan was filed on xx/xx/2011 and the plan was confirmed on xx/xx/2012. The debtor was promise to pay for trustee in the amount of $xxx for 60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxnotice of xx payment change was filed on xx/xx/2013. The motion to modify plan was filed on xx/xx/2014. As per the chapter 13 trustee’s final report dated xx/xx/2014, the creditor xx” has been paid in the amount of xx and the xx arrearage has been paid in the amount of $xxx. The debtor was dismissed on xx/xx/2014 and the case was terminated on xx/xx/2014. The date of last filing is xx/xx/2015. The subject property and reason for default is unable to determine. No comment pertaining damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2011. The POC was filed by creditor xx. on xx/xx/2012 for the secured claim amount is xx and arrearage amount is $xxxver, the POC deadline dated xx/xx/2012. The chapter 13 plan was filed on xx/xx/2011 and the plan was confirmed on xx/xx/2012. The debtor was promise to pay for trustee in the amount of $xxx for 60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xxxnotice of xx payment change was filed on xx/xx/2013. The motion to modify plan was filed on xx/xx/2014. As per the chapter 13 trustee’s final report dated xx/xx/2014, the creditor xx has been paid in the amount of xx and the xx arrearage has been paid in the amount of $xxx. The debtor was dismissed on xx/xx/2014 and the case was terminated on xx/xx/2014. The date of last filing is xx/xx/2015.	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made xx/xx/2015 between the borrowers xx and lender xx. As per the modified terms, the new principal balance is xx. There are 3 steps of modification. The borrower has promised to pay, first in the amount of $xxx with the interest rate of 2.000% beginning on xx/xx/2016 till maturity date of xx/xx/2045.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Section 32 Disclosure	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "The CE risk indicator is Critical as the loan is failing HOEPA xx. Total fees charged is $xxxd allowed is $xxxowever it is over charged by $xxxees Included-
Loan Origination Fee $xxx93
Credit Life Insurance Premium $xxx73
This loan failed the timing of disclosure test due to Sec. 32 (HOEPA) Disclosure Date was not provided."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxhe loan data is xx and comparison data is xx; hence, the variance is -$xxx94.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxe loan data is xx and comparison data is xx; hence, the variance is xx.

This loan failed the TILA APR test.
The annual percentage rate (APR) is 11.618%. The disclosed APR of 11.260% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
The loan data is 11.260% and comparison data is 11.618%; hence, the variance is -0.358%."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per the appraisal, the original LTV is 108.532% and the original combined LTV is 108.532%. However, the LTV is exceeds than the 104%."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
								* Sec 32 Disclosure not in file (Lvl 2) xx. However, section-32 disclosure is missing from the loan file."		Critical	Fail	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 with the lender xx” with Book/Page xx.
The chain of assignment has not been completed. Currently, the assignment is from xx In Its Capacity As Owner Trustee xx which was recorded on xx/xx/2017. However, the correct assignment should be with the xx”.
There is junior xx against the subject property in the favor of xx. for the amount of xx which was recorded on xx/xx/2015.
There is one state tax lien against the borrower xx in the favor of the xx for the amount of xx which was recorded on xx/xx/2018.
There is civil judgment against the borrower in the favor of the city of xx for the amount of xx which was recorded on xx/xx/2013.
Combined annual taxes for the year of 2019-2020 and 2020-2021 have been paid.
xx fourth installment taxes for the year of 2020 have been due in the amount of $xxx, any prior year delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx. The current P&I is $xxx and the interest rate of 3.00%. The new UPB is reflected in the amount of xx.	Collections Comments:The loan present status is performing.
According to the payment history as of xx/xx/2020, the regular payments and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx. The current P&I is $xxx and the interest rate of 3.00%. The new UPB is reflected in the amount of xx.
This modification agreement was made between Lender xx. and the Borrower xx on xx/xx/2016. As per the modified terms, the new principal balance is xx. The borrower promises to pay in the amount of $xxx with the modified interest rate of 3.000 % beginning from xx/xx/2016 till new maturity date of xx/xx/2056.
The borrower did not file bankruptcy yet.
No, any foreclosure activity has been found.
The subject property occupancy is unable to be determined. No, any damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between Lender xx. and the Borrower xx on xx/xx/2016. As per the modified terms, the new principal balance is xx. The borrower promises to pay in the amount of $xxx with the modified interest rate of 3.000 % beginning from xx/xx/2016 till new maturity date of xx/xx/2056.	Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prepayment term test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.
Prepayment Term Test: Loan data: 36Months, Comparison data: 12Months, Variance data: 24Months"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. xx Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative xx Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. xx Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx. which was recorded on xx/xx/2005.

The chain of the assignment has been completed. The latest assignment is xx As Owner Trustee Of xx which was recorded on xx/xx/2018.

There are 8 state tax liens active against the borrower xx in the favor of xx in the total amount of $xxx47.

There is a civil judgment active in the favor of xx in the amount xx recorded on xx/xx/2020.

Combined 1st and 2nd installment for the year of 2019 have been delinquent in the amount of $xxx $xxx on xx/xx/2020 and xx/xx/2020 good through on xx/xx/2020.
No prior years delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 43 months. The last payment received date unable to be determined. The payment applied date was xx/xx/2016 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.

Collections Comments:The loan is in collection. According to the payment history as of xx/xx/2020, the borrower is currently delinquent for 43 months. The last payment received date unable to be determined. The payment applied date was xx/xx/2016 and the next due date for payment is xx/xx/2017. The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
 The reason for default is unable to be determined. The subject property has been occupied by the owner. No comments have been found for damages or repairs.

Foreclosure Comments:The foreclosure was initiated in 2019. The file was referred to an attorney on xx/xx/2019. The complaint was filed on xx/xx/2019. The judgment entered on xx/xx/2019. The foreclosure put on hold due to loss mitigation on xx/xx/2020.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "OH Seller-Paid Points and Fees Exception Test: Result: FAIL"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test: Result: FAIL Loan Data: xx Comparison Data: xx Variance:-xx

This loan failed the TILA finance charge test.

This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: Result: FAIL Loan Data: xx Comparison Data: xx Variance:-xx

This loan failed the TILA finance charge test."
* DTI > 60% (Lvl 2)     "As per the application the borrower's monthly income is $xxxd monthly expenses are $xxxence DTI>60%."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Settlement date is different from note date (Lvl 2) "As per the note origination date is xx/xx/2005 and Hud-1 settlement date is xx/xx/2005."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020, shows that the subject xx was originated on xx.
The chain of the assignment has not been completed. The latest assignment is withxx,xx. However, it should be with xx.
There is a junior xx in the favor of xx. in the amount of xx which was recorded on xx/xx/2004.
There is a junior xx in the favor of xx. in the amount of xx which was recorded on xx/xx/2005.
There is a civil judgment in the favor of xx in the amount of xx which was recorded on xx/xx/2014.
There is a civil judgment in the favor ofxx in the amount of xx which was recorded on xx/xx/2017.
The annual installment of xx is due in the amount of xx on xx/xx/2021.
No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx59 and PITI is in the amount of $xxx71. The UPB reflected is in the amount of xx.	Collections Comments:As per the review of the servicing comments, currently, the loan is in performing and the borrower is current with the loan. The last payment was received on xx/xx/2020 which was applied for xx/xx/2020 and the next due date for the payment is xx/xx/2020. The P&I is in the amount of $xxx59 and PITI is in the amount of $xxx71. The UPB reflected is in the amount of xx.
The loan was modified on xx/xx/2013.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed Bankruptcy under chapter-7 on xx/xx/2013 with the Case# xx. The Schedule-D in xxx shows that the unsecured amount $xxx out of secured claim in the amount of $xxxd the value of collateral is xx. The debtor was discharged from the bankruptcy on xx/xx/2013 & terminated on xx/xx/2013. Reaffirmation agreement was filed on xx/xx/2013.	The loan was modified on xx/xx/2013 with new principal balance of xx. The borrower promises to pay the new P&I in the amount of $xxx with the new fixed interest rate of 5.2500% beginning from xx/xx/2014 to the maturity date of xx/xx/2043.	Affiliated Business Disclosure ARM Rider Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan Program Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina. The following disclosures are missing from the loan file.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* xx - Missing required ARM Rider (Lvl 2)     "ARM Rider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "As per note, the note date is xx/xx/2001 and as per final HUD-1, the settlement date is xx/xx/2001 which different from the note date."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per the updated title report dated xx/xx/2020 the subject xx was originated on xx.00.
The chain of assignment has not been completed, currently the assignment is withxx.
There are 7 credit card judgments against the borrower.
The first was recorded on xx/xx/2009 for the amount of xx in the favor of xx.
The second was recorded on xx/xx/2011 for the amount of xx in the favor of xx.
The third was recorded on xx/xx/2010 for the amount of xx in the favor of xx.
The fourth was recorded on xx/xx/2020 for the amount of xx in the favor of xx.
The fifth was recorded on xx/xx/2010 for the amount of xx in the favor of xx.
The sixth was recorded on 11/xx/2011for the amount of xx in the favor of xx.
The seventh was recorded on xx/xx/2011 for the amount of xx in the favor of xx.
1st installment of the taxes for the year 2019 are paid in the amount of $xxx the 2nd installment will due on xx/xx/2020 for the amount of $xxx prior delinquency has been found.
According to the payment history as of dated xx/xx/2020 the borrower is regular with the payment and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 for the amount of $xxxTI). The monthly P&I is in the amount of $xxx with an interest rate of 4.00%. The current UPB is reflected in payment history for the amount of xx.	Collections Comments:The current status of the loan is performing .
According to the payment history as of dated xx/xx/2020 the borrower is regular with the payment and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 for the amount of $xxxTI). The monthly P&I is in the amount of $xxx with an interest rate of 4.00%. The current UPB is reflected in payment history for the amount of xx.
The  loan has been modified since the origination.
No comments have been found regarding the foreclosure and bankruptcy.
The reason for default is unable to be determined.
The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to Covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender xx and the borrower xx on xx/xx/2011 the modified principal balance of xx. The modified P&I is in the amount of $xxx with an interest rate of 4.00%. The first payment was due on xx/xx/2012 and the maturity date is xx/xx/2031. The modification does not contain balloon payment.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD along with Estimated HUD and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be determined from the available loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx. The chain of the assignment has been completed. The latest assignment isxx,xx. No judgment and liens were open against the borrower. There is one senior xx active against the subject property is in the favor of xx in the amount of xx which was recorded on xx/xx/1993. xx annual taxes for the year of 2019 have been delinquent in the amount of $xxx to xx/xx/2019 good through on xx/xx/2020. xx 1st installment for the year of 2020 has been due on xx/xx/2020 in the amount of $xxx prior years delinquent taxes have been found.	Review of updated payment history as of xx/xx/2020, The borrower has been making payments regularly and the next due for regular payment is xx/xx/2020. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB as of the date is in the amount of xx	Collections Comments:The borrower is current with the loan. Review of updated payment history as of xx/xx/2020, the borrower has been making payments regularly and the next due for regular payment is xx/xx/2020. The last regular payment (P&I) has been made on xx/xx/2020 in the amount of $xxx for the due date of xx/xx/2020. The UPB as of the date is in the amount of xx. The reason for default is unable to be determined. The subject property has been occupied by the owner. No comments have been for damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed Bankruptcy under chapter-13 on xx/xx/2001 with the Case#xx. Bankruptcy was discharged on xx/xx/2007 and terminated on xx/xx/2007. No details have been found for confirmed plan and POC. The documents are not available on xx.	According to the modification, the loan was modified on xx/xx/2010 in between the borrower xx and lender xx. The new modified principal balance per modification is in the amount of xx with interest rate starting at 4.000 % and borrower promises to pay P&I in the amount of $xxx beginning on xx/xx/2010. The maturity date reflects per modification is xx/xx/2030.

Affiliated Business Disclosure Credit Application	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "CE Risk Indicator is Critical as the loan is failing the HOEPA xx.
Total fee charged to the borrower is $xxx00 and allowed is $xxx40; however it is over charged by +$xxx60.

Fees Included:
xx Broker Fee (Direct):  $xxx00
Underwriting Fee: $xxx
Flood Determination - Life of Loan Fee: $xxxTax Related Service Fee: $xxxSettlement / Closing / Escrow Fee: $xxx

Also, this loan failed the timing of disclosure test due to the Sec. 32 (HOEPA) Disclosure Date was not provided."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file"		Critical	Fail	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per review of latest updated title report dated xx/xx/2020 the subject xx was originated on xx.00 in favor of xx which was recorded on xx/xx/2006 under Bk/Pg# xx. The chain of assignment has not been completed as the xx is currently withxx, Not in its Individual Capacity but Solely in its Capacity as Owner Trustee of xx instead of the current assignee xx.
..
There is one junior xx against the subject property in favor of xx of xx which was recorded on xx/xx/2014 under Bk/Pg# xx in the amount of xx.

The annual xx taxes for 2018 and 2019 have been delinquent in the amount of $xxx payable through the date of xx/xx/2020.
The second installment of xx taxes for 2015 has been delinquent in the amount of $xxxnd payable through the date of xx/xx/2020.
As per review of latest payment history as of xx/xx/2020 the loan is performing. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 4.750% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB is reflected in the amount of xx.	Collections Comments:As per review of latest payment history as of xx/xx/2020 the loan is performing. The last payment was received on xx/xx/2020 in the amount of $xxx with interest rate of 4.750% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB is reflected in the amount of xx.
The loan has been modified thrice since origination.The modification agreement was made on xx/xx/2017 with Fixed Amortization. The new principal balance is xx. Borrower promised to pay P&I in the amount of $xxx with new interest rate of 4.50%. The first payment had begun from xx/xx/2017 and ends with the maturity date of xx/xx/2047.

As per xx report no bankruptcy filing has been found since from loan origination.
No evidence of foreclosure has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan has been modified thrice since origination.The modification agreement was made on xx/xx/2017 with Fixed Amortization. The new principal balance is xx. Borrower promised to pay P&I in the amount of $xxx with new interest rate of 4.50%. The first payment had begun from xx/xx/2017 and ends with the maturity date of xx/xx/2047.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement xx Insurance Notice of Servicing Transfer Origination Appraisal Right of Rescission	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with Estimated HUD-1 or Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final Application is missing from loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final Truth in lending is missing from loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan was originated on xx. However the required MI Certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Recession is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx for the amount of xx which was recorded on xx/xx/2007.
The chain of assignment has not been completed. The last assignment is with xx,xx which was recorded on xx/xx/2019. Assignment is missing to xx.
There is one junior xx against the subject property in the favor of xx. for the amount of xx which was recorded onxx/xx/2007 with Instr#xx.
There are six civil judgments against the borrower, “xx in the favor of xx xx, and xx Funding xx for the total amount of xx which was recorded on different dates.
There is one mechanics lien against the borrower, xx in the favor of xx for the amount of xx which was recorded on xx/xx/2017.
xx annual taxes for the year of 2019 are delinquent in the amount of $xxx was due on xx/xx/2019 and first installment of xx taxes for the year of 2020 is delinquent in the amount of $xxx was due on xx/xx/2020. These taxes are good through till xx/xx/2020.
Second installment of xx taxes for the year of 2020 is due in the amount of $xxx/xx/2020.
According to the latest payment history as of xx/xx/2020, the borrower has been delinquent for 37 months and the next due date is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for the due date of xx/xx/2017. The UPB as per the payment history is reflected in the amount of xx. The current interest rate is 3.750% and P&I is $xxx	Collections Comments:The loan is in foreclosure and the next due date is xx/xx/2017. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for the due date of xx/xx/2017. The UPB as per the payment history is reflected in the amount of xx. The current interest rate is 3.750% and P&I is $xxxing to document attached with the updated title report, the foreclosure was initiated in 2012. Notice of pendency was filed on xx/xx/2012, xx/xx/2013, xx/xx/2016, and xx/xx/2018. The sale was scheduled on xx/xx/2018. The loan was modified on xx/xx/2016. Borrower had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2018. The case was terminated on xx/xx/2019.
Again, the notice of pendency of proceedings was filed on xx/xx/2019. The sale was scheduled on xx/xx/2019. The borrower, "xx" had filed the bankruptcy under chapter 13 with the case#xx on xx/xx/2019. The case was dismissed on xx/xx/2019 and was terminated on xx/xx/2020. According to comment dated xx/xx/2020, Covid-19 60 day’s extension has been approved. The forbearance payment for April and May have been added to the end of current FB term which ends on xx/xx/2021.No further comment has been found stating that the borrower has been impacted by COVID-19.
Current occupancy of the subject property is unable to be determined from the collection comment. No comment pertaining damage to the subject property has been observed. No latest xxx Report is available in the loan file.

Foreclosure Comments:According to document attached with the updated title report, the foreclosure was initiated in 2012. Notice of pendency was filed on xx/xx/2012, xx/xx/2013, xx/xx/2016, and xx/xx/2018. The sale was scheduled on xx/xx/2018. The loan was modified on xx/xx/2016. Borrower had filed the bankruptcy under chapter 13 with case#xx on xx/xx/2018. The case was terminated on xx/xx/2019.
Again, the notice of pendency of proceedings was filed on xx/xx/2019. The sale was scheduled on xx/xx/2019. The borrower, "xx" had filed the bankruptcy under chapter 13 with the case#xx on xx/xx/2019. The case was dismissed on xx/xx/2019 and was terminated on xx/xx/2020. According to comment dated xx/xx/2020, Covid-19 60 day’s extension has been approved. The forbearance payment for April and May have been added to the end of current FB term which ends on xx/xx/2021.
Bankruptcy Comments:The borrower, "xx" had filed the bankruptcy under chapter 13 with the case#xx on xx/xx/2019.
The case was dismissed on xx/xx/2019 and was terminated on xx/xx/2020.	The loan was modified on xx/xx/2016 with new principal balance of xx out of which deferred principal balance is xx. Hence, the interest bearing amount is xx. The borrower promises to pay the new P&I in the amount of $xxx the new fixed interest rate of 3.7500% beginning from xx/xx/2016 till the maturity date of xx/xx/2056.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxinance Charge Test: FAIL Loan Data: xx Comparison Data: xx Variance: -$xxxs loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxx Finance Charge Test: FAIL Loan Data: xx Comparison Data: xx Variance: -$xxxMissing Required State Disclosures (Lvl 2)     "The subject property is located in Minnesota. The following state disclosures are missing from the loan file.
MN Notice of Right to Discontinue Escrow
Interest Rate or Discount Point Agreement
Conditional Qualification/Approval Disclosure
Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx, in favor of xx recorded in Instrument# | Book/Page# xx. The chain of assignment has not been completed. Assignment fromxx to xxs is missing. No active mortgages, liens, and judgments have been found. Annual xx taxes for the year 2020 have been paid on xx/xx/2020 in the amount of $xxxual School taxes for 2020/2021 are due on xx/xx/2020 for the amount of $xxx	As per the review of payment history as of xx/xx/2020, the borrower is delinquent with a loan for 35 months and the next due date for payment is xx/xx/2017. The last payment was received on xx/xx/2020 which was applied for due date xx/xx/2017. The current P&I is in the amount of $xxxcurrent PITI is in the amount of $xxx an interest rate of 4.625%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently in bankruptcy. As per the review of payment history as of xx/xx/2020, the borrower is delinquent with a loan for 35 months and the next due date for payment is xx/xx/2017. The last payment was received on xx/xx/2020 which was applied for due date xx/xx/2017. The current P&I is in the amount of $xxxcurrent PITI is in the amount of $xxx an interest rate of 4.625%. The current UPB reflected as per the payment history is in the amount of xx.
The loan was modified on xx/xx/2014 between the borrower xx and lender xx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 4.625 % and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2014. The maturity date as per modification is xx/xx/2054. The interest-bearing amount is xx and deferred balance is xx.
The reason for default, subject property occupancy is not mentioned in collection comments.
As per the review of collection comments, the subject property is in good condition with no evidence of damage or repairs.
No comments have been found regarding Covid-19 impact.

Foreclosure Comments:The foreclosure was initiated in 2015 and the complaint xx) was filed on xx/xx/2015. The judgment was entered on xx/xx/2016. The FC sale was scheduled for xx/xx/2019. However, the foreclosure was put on hold as the borrower filed bankruptcy on xx/xx/2019. No further details have been found.
Bankruptcy Comments:According to the xx, the borrower xx had filed for bankruptcy under Chapter-13 with the case# xx on xx/xx/2019. The POC was filed on xx/xx/2019 with secured claim in the amount of xx and the arrearage amount of xx. The plan was confirmed on xx/xx/2020. The Plan payments by Debtor sxxconsists of the total amount previously paid ($xxxed to the new monthly Plan payments in the amount of $xxxnning xxx9th, 2019 and continuing for 55 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. The xxx was filed on xx/xx/2019. There is no comment indicating a cram-down. The date of last filing is xx/xx/2020.	The loan was modified on xx/xx/2014 between the borrower xx and lender xx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 4.625 % and the borrower promises to pay P&I in the amount of $xxxnning from xx/xx/2014. The maturity date as per modification is xx/xx/2054. The interest-bearing amount is xx and deferred balance is xx.	Affiliated Business Disclosure Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Right of Rescission	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.  The annual percentage rate (APR) is 7.796%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. TILA APR Test Loan Data 0.000% Comparison Data 7.796% Variance -7.796%."
* DTI > 60% (Lvl 2)     "As per 1003 dated xx/xx/2006, the total monthly income is in the amount of $xxxthe total monthly expenses are in the amount of $xxx the DTI is calculated as 77.643% which is exceeding 60% DTI limit."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 in favor of xx as nominee for xx
The chain of assignment is not completed. Currently assignment is with ‘xx
There is junior xx originated on xx.00 which was recorded on xx/xx/2017 under instru# xx.
The combined taxes for 2019 have been paid off in the amount of $xxx active judgments/liens have been found against borrower/subject property.
No prior delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx03 with interest rate of 4.375% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history reflects the UPB in the amount of xx. As per tape data of payment history as of xx/xx/2020, UBP amount of xx.	Collections Comments:Comment:
xx Comments - 8.20.2020 - 204.xlsx
xxx_.csv

As per review of latest payment history as of xx/xx/2020 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on xx/xx/2020 in the amount of $xxx03 with interest rate of 4.375% and P&I $xxx for the due date of xx/xx/2020. The next due date is xx/xx/2020. The latest payment history reflects the UPB in the amount of xx.  As per tape data of payment history as of xx/xx/2020, UBP amount of xx.
No comments have been found regarding foreclosure proceedings.
No evidences have been found regarding bankruptcy case.
The reason for default is not mentioned in available servicing comments.
The property is owner occupied and no visible damages were reported in 24 months comment.
The comments does not show any Covid-19 impact and no evidence has been found in available comments regarding current employment of borrower.
At time of origination Borrower is working as Radiation the xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Notice of Servicing Transfer	4: Unacceptable	* Income documentation does not meet guidelines (Lvl 4) "The borrower's W2 for the year 2015 is missing from the loan file as we require borrower's last 2 year's Income documentation for QM requirement."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the TRID disclosure dates and personal delivery validation test.This loan contains the Revised Closing Disclosure Receipt Date (xx/xx/2017) that is after the Revised Closing Disclosure Delivery Date (xx/xx/2017). However, the method of delivery is marked as "Personal.""
* Loan does not conform to program guidelines (Lvl 3)     "The provided Seller’s tape is showing the following alerts:

1. Incorrect Right to Cancel form xx was used at origination on same Lender Refinance (Circuit 2, 5, 7, 8, 9 & 10 or DC).

2. The Notice of Right to Cancel was not executed on the proper model form for a refinancing by the same Creditor. The H-8 form was used instead of H-9 form."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower or memorialized comment by the Loan Officer."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "The Notice of Servicing Transfer disclosure is missing from the loan file."	* ComplianceEase State/Local Predatory Test Failed (Lvl 2) "This loan is failing for TX Constitution A6 Required Fees Test. Total fee charged is $xxx11 and allowed is $xxx00 however it is over by $xxx11. Borrower has been charged Loan Discount Fee xx and that the Bona Fide Disclosure or Rate sheet is missing in the loan file confirming the discount points are bona fide . Either rate sheet/ Bona fide disclosure to be provided or borrower to be refunded $xxx11. overcharged fee to cure.

Per statute, the SOL of 4 years has expired."
* ComplianceEase TILA Test Failed (Lvl 2)     "1. This loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxOL of 3 years has expired."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination.
One or more of the final charges exceed the comparable amount. Your total tolerance violation is $xxxject is a refinance loan and 3 years SOL has expired."
								* Qualified xx DTI exceeds 43% (Lvl 2) "The loan failed the qualified xx DTI threshold test as this loan has a qualified xx DTI of 45.752% as the Borrower income was xx and total expenses are in the amount of xx and the loan was underwritten by AUS/LP (xx and its recommendation is “Accept/Eligible” and DTI is showing in it as 45.752%."		Significant	Pass	Fail	Pass	Fail	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Review of updated title report dated xx/xx/2020 shows subject xx was originated on xx.00 with xx and it was recorded on xx/xx/2005 as Bk/Pg# xx.
The chain of assignment is not completed as the subject xx is currently assigned toxx.
Active xx, liens & judgments are as follows:
1. There is one xx prior to the subject xx originated on xx.00 in the favor of xx xx & it was recorded on xx/xx/1999 with the Bk/Pg# xx.
2. “Child Support Lien” is recorded against the borrower in the amount of xx with xx which was recorded on xx/xx/2014.
3. Two “Civil Judgments” are recorded with the same xx in the combined amount of xx on xx/xx/2015 & xx/xx/2015 respectively.
Annual combined taxes for the year 2020 are delinquent in the amount of $xxxch was due on xx/xx/2020 whose good through date is xx/xx/2020. This can be cured by paying the taxes with late charges & penalty.	The payment history dated as of xx/xx/2020 reveals that the loan is in delinquency for 33 months and the next due date for the payment is xx/xx/2017. The last regular payment (P&I) was unknown. Per seller tape last P&I has been made in the amount of $xxx with the interest rate 4% which was applied for due date xx/xx/2017. The current UPB as of the date is xx.	Collections Comments:Available servicing comment and documents in file reveals that the loan is in foreclosure.
The payment history dated as of xx/xx/2020 reveals that the loan is in delinquency for 33 months and the next due date for the payment is xx/xx/2017. The last regular payment (P&I) was unknown. Per seller tape last P&I has been made in the amount of $xxx with the interest rate 4% which was applied for due date xx/xx/2017. The current UPB as of the date is xx. As per review the foreclosure was initiated on the subject property. File was referred to attorney on xx/xx/2018. As per the lis pendence located at xx, the complaint was filed on xx/xx/2018 as Instr# xx. After that the bankruptcy has been filed on xx/xx/2018 but the debtor discharged on xx/xx/2018 & case was fully terminated on xx/xx/2018. Again the FC was started by referring to attorney on xx/xx/2019. As per collection comment dated xx/xx/2019, the FC was placed on hold due to AOM/collateral docs missing. As per reference of seller tape, the recent FC sale has been scheduled on xx/xx/2020 which is within 120 days. Further FC proceedings are unable to determine as collection comments are available till xx/xx/2020.
According to the collection comment dated xx/xx/2020, late charges suspended for 90 days due to Covid-19 with the expiration date xx/xx/2020. The seller tape is showing Covid-19 impact as “yes” with the FB plan starting on xx/xx/2020. But, collection comments does not showing employment or Covid-19 related details.
 Currently, the property is owner occupied & assumed to be in average condition.
 No damages or estimated repairs have been found.
Foreclosure Comments:As per review the foreclosure was initiated on the subject property. File was referred to attorney on xx/xx/2018. As per the lis pendence located at “xx”, the complaint was filed on xx/xx/2018 as Instr# xx. After that the bankruptcy has been filed on xx/xx/2018 but the debtor discharged on xx/xx/2018 & case was fully terminated on xx/xx/2018. Again the FC was started by referring to attorney on xx/xx/2019. As per collection comment dated xx/xx/2019, the FC was placed on hold due to AOM/collateral docs missing. As per reference of seller tape, the recent FC sale has been scheduled on xx/xx/2020 which is within 120 days. Further FC proceedings are unable to determine as collection comments are available till xx/xx/2020.
Bankruptcy Comments:According to the xx, the debtor "xx" had filed bankruptcy under chapter-7 with the case# xx on xx/xx/2018. The schedule D of xxx shows that the claim amount is xx with the supportive value of the collateral xx; so there is no unsecured portion. The reaffirmation agreement was filed on xx/xx/2018 located at #Doc-9 with the total amount of debt is xx. The debtors agree to repay the reaffirmation amount in 53 months for $xxx which will started from xx/xx/2018. There was 13.45% interest being charged on the reaffirmation monthly payments. The xxx has been filed on xx/xx/2018 which was granted on xx/xx/2018. The debtor discharged the bankruptcy on xx/xx/2018 & the case was fully terminated on xx/xx/2018.	The borrower is making payment as per Loan modification agreement was made on xx/xx/2013. The agreement made between the borrowers xx and lender xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 4% and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2013. The maturity date as per loan modification agreement is xx/xx/2053.	Initial Escrow Acct Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.   1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice 2. NY Interest Rate Disclosure 3. NY Hazard Insurance  Disclosure 4. Tax Escrow Account Designation 5. xx 6. Part 80 Disclosure 7. Alternative xx Transaction Disclosures 8. Co-Signer Notice Requirements 9. Default Warning Notice 10. Smoke Alarm Affidavit 11. xx Real Property Escrow Account Disclosure 12. Subprime Home Loan Counseling Disclosure 13. Subprime Home Loan Tax and Insurance Payment Disclosure 14. Subprime Home Loan Disclosure 15. Commitment Disclosure 16. Lock-in Disclosure 17. Expiration of Lock-in or Commitment Period"
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xxhe chain of the assignment has not been completed. Currently, the xx is withxx which was recorded on xx/xx/2020. However, the assignment is missing to xx.
There are multiple civil judgments against different plaintiffs for the total amount of xx which were recorded on different dates.
There is a xx/city code lien in the favor of xx in the amount of $xxx was recorded on xx/xx/2019.
The first installment combined taxes of 2019/2020 have been paid in the amount of $xxxsecond installment combined taxes of 2019/2020 have been delinquent in the amount of $xxx	The review of payment history shows that the borrower has been delinquent for 15 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxthe due date of xx/xx/2019. The UPB reflected is in the amount of xx till the due date of xx/xx/2019.	Collections Comments:The review of the collection comment shows that the loan is in the foreclosure and the next due date for the payment is xx/xx/2019. The foreclosure was initiated and the file was referred to an attorney on xx/xx/2019. The complaint was again filed on xx/xx/2019 byxx, D/xx/axx. Hence, de-acceleration letter is required. As per the comment dated xx/xx/2020, the borrower is in 3 months forbearance plan effective from xx/xx/2020 in the amount of $xxxl xx/xx/2020. However, the foreclosure was placed on hold. The review of payment history shows that the borrower has been delinquent for 15 months and the next due date for the payment is xx/xx/2019. The last payment was received on xx/xx/2019 in the amount of $xxxhe due date of xx/xx/2019. The UPB reflected is in the amount of xx till the due date of xx/xx/2019. No damage and repairs have been found. According to the xxx, the borrower xx had filed the bankruptcy under chapter-7 with the case# xx-xx on xx/xx/2016 and the plan is not confirmed yet. The debtor was dismissed on xx/xx/2016 and terminated on xx/xx/2016. The date of the last filing the bankruptcy was xx/xx/2016. According to the modification Agreement, the loan was modified on xx/xx/2019. The loan was previously modified on xx/xx/2015.
Update:
As per the servicing comment dated xx/xx/2022, the borrower has been approved for a 9-month repayment plan.

Foreclosure Comments:The foreclosure was initiated and the file was referred to an attorney on xx/xx/2019. The complaint was again filed on xx/xx/2019 byxx, D/xx/axx. Hence, de-acceleration letter is required. As per the comment dated xx/xx/2020, the borrower is in 3 months forbearance plan effective from xx/xx/2020 in the amount of $xxxl xx/xx/2020. However, the foreclosure was placed on hold.
Bankruptcy Comments:According to the xxx, the borrower xx had filed the bankruptcy under chapter-7 with the case# xx-xx on xx/xx/2016 and the plan is not confirmed yet. The debtor was dismissed on xx/xx/2016 and terminated on xx/xx/2016. The date of the last filing the bankruptcy was xx/xx/2016.	According to the modification Agreement, the loan was modified on xx/xx/2019. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 4.000 % and the borrower promised to pay P&I in the amount of $xxxnning from xx/xx/2019. The maturity date as per modification is xx/xx/2049. The balloon payment in the amount of xx sxxbe payable at maturity. This loan was modified twice since origination. The loan was previously modified on xx/xx/2015.	Affiliated Business Disclosure
Credit Application
Document Showing a Index Numerical Value
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD1 is available in the loan file. However, some points and fees are hand written."	* Application Missing (Lvl 2) "The final 1003 is missing from the loan file. However, the values are updated as per the initial 1003 located at xx.
* Application Not Signed by All Borrowers (Lvl 2)     "The final 1003 is missing from the loan file. However, the values are updated as per the initial 1003 located xx."
* DTI > 60% (Lvl 2)     "As per the 1003, the total income is $xxxxpenses are $xxx DTI exceeds 60%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow acct disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of xx. The following state disclosures are missing from the loan file. 1.NY Consumer Credit Disclosure / Fair Credit Reporting Notice 2.NY Interest Rate Disclosure 3.NY Hazard Insurance  Disclosure 4.Tax Escrow Account Designation 5.xx Bankers and Exempt Organizations Preapplication 6.Part 80 Disclosure 7.Alternative xx Transaction Disclosures 8.Co-Signer Notice Requirements 9.Default Warning Notice 10.Smoke Alarm Affidavit 11.xx Real Property Escrow Account Disclosure 12.Subprime Home Loan Counseling Disclosure 13.Subprime Home Loan Tax and Insurance Payment Disclosure 14.Subprime Home Loan Disclosure 15.Commitment Disclosure 16.Lock-in Disclosure 17.Expiration of Lock-in or Commitment Period"
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "The operative index value is unable to be determined from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
Updated title report as of xx/xx/2020 shows that the subject xx is on first lien position. Subject xx was originated on xx.xx
Chain of assignment is complete as the current assignee is xx.
No active judgments or liens have been found.
Annual tax is $xxx	Payment history as of xx/xx/2020 shows that the loan is 12 months behind its regular payment. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for the due date of xx/xx/2019. Next due date is xx/xx/2019. The current UPB is xx.	Collections Comments:Review of loan file and servicing comment shows that the loan is 12 months behind its regular payment. The last payment was received on xx/xx/2019 in the amount of $xxxh was applied for the due date of xx/xx/2019. Next due date is xx/xx/2019. The current UPB is xx.
No evidence of post-closing foreclosure or bankruptcy has been found. Borrower intention is to retain the property.  No evidence of damage or repair on subject property has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The latest modification agreement has been made between borrower and lender effective from xx/xx/2018. As per MOD borrower has agreed to pay the interest bearing amount of xx with fixed interest rate of 3.500 % and P&I of $xxxpayment was started from xx/xx/2018 and the maturity date is xx/xx/2058.	Affiliated Business Disclosure Credit Report Initial Escrow Acct Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Cash out purxxx(Lvl 2) "Subject loan is purxxxtransaction. Final HUD-1 shows cash out in the amount of $xxxnitial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow accounting disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Not all borrowers signed TIL (Lvl 2)     "Received copy of Final TIL is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 withxx.
The chain of assignment has not been completed. Currently, the xx is withxx which was recorded on xx/xx/2020. However; it should be with xx
No active liens and judgments against the borrower/property.
Combined annual tax for the year 2019 has been paid in the amount of $xxxxx/xx/2020.
Combined annual tax for the year 2018 has been paid in the amount of $xxxxx/xx/2019.
According to the payment history as of xx/xx/2020, the borrower is delinquent for 6 months. The last payment was received on xx/xx/2020 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx57. The UPB reflected as per the tape data is in the amount of xx.	Collections Comments:The loan is currently is in bankruptcy. According to the payment history as of xx/xx/2020, the borrower is delinquent for 6 months. The last payment was received on xx/xx/2020 which was applied to xx/xx/2020. The next due date for payment is xx/xx/2020. The P&I is in the amount of $xxx and PITI is in the amount of $xxx57. The UPB reflected as per the tape data is in the amount of xx.
The reason for default is unavailable.
No latest servicing comment or xxx Report have been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found.
As per the review of payment history and servicing comments no evidence has been found stating that the borrower income is impacted due to COVID-19.

Foreclosure Comments:The foreclosure was initiated. As per the comment dated xx/xx/2019, the file was referred to an attorney on xx/xx/2019. However, the foreclosure was put on hold due to the borrower had filed bankruptcy on xx/xx/2019.
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2019. The POC was filed on 2/112020, the POC amount is xx and the arrearage amount is $xxx05. The chapter 13 plan was confirmed on xx/xx/2020 and the debtor sxxpay P&I to the trustee in the amount of $xxx00 for 60 months. The schedule D of xxx shows the claim in the amount of xx and the collateral value is xx hence unsecured portion is in the amount of xx. There is no comment indicating a cramdown. Currently the loan is in active Bankruptcy.	Loan Modification agreement was made between borrower xx and lender xx on effective date of xx/xx/2019. The borrower had given promise to pay the UPB of xx with interest rate of 4.938% with P&I of $xxx with fixed amortized type and beginning from xx/xx/2019 and ends with the maturity date of xx/xx/2038.	Affiliated Business Disclosure Missing Required State Disclosures	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in xx. The following required state disclosures are missing from the loan file.
1. Agent Preference Disclosure
2. Casualty Insurance Disclosure
3. Manufactured Home Loan  Disclosures"
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xx which was recorded on xx/xx/2007.
The chain of the assignment has not been completed. Currently, the assignment is withxx which was recorded on xx/xx/2020. However, the assignment is missing to xx.
1) There is a junior xx in the favor of xx which was recorded on xx/xx/2012 in the amount of xx.
The xx annual taxes for the year of 2019 have been paid in the amount of $xxxelinquent taxes have been found for the prior year.	The review of payment history shows that the borrower has been delinquent for 23 months and next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxxthe due date of xx/xx/2018. The UPB is reflected in the amount of xx till the due date of xx/xx/2018.	Collections Comments:According to servicing comments, the loan is in active collection. The borrower xx had filed bankruptcy on xx/xx/2019 under chapter-13 with the case# xx. The POC was filed on1/xx/2020 with the claim amount of xx and the arrearage amount of xx. As per schedule -D of xxx, amount of claim is xx and value of collateral is xx. Hence, there is no unsecured portion. Chapter-13 plan confirmed on xx/xx/2020. As per this plan, borrower promise to pay $xxx months. The debtor was dismissed on xx/xx/2020.
The review of payment history shows that the borrower has been delinquent for 23 months and next due date for the payment is xx/xx/2018. The last payment was received on xx/xx/2020 in the amount of $xxxthe due date of xx/xx/2018. The UPB is reflected in the amount of xx till the due date of xx/xx/2018.
The loan modification agreement was made on xx/xx/2017 between the borrowerxx andxx. The borrower promises to make monthly payment of $xxx the interest rate of 3.250% beginning from xx/xx/2017 till the maturity date of xx/xx/2057. The deferred balance amount is xx and the interest-bearing amount is xx. The New Principal Balance stated in the modification is xx.
A review of the collection comment shows no indication of post-closing foreclosure activity.
As per servicing comments, unable to determine the reason for default.
The latest property inspection report is not available in the loan file to determine current property condition. No damage and repairs have been found.

Update:
As per the collection comment dated xx/xx/2022, the subject property is located in a xx Collection comments do not show damages.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx had filed bankruptcy on xx/xx/2019 under chapter-13 with the case# xx. The POC was filed on1/xx/2020 with the claim amount of xx and the arrearage amount of xx. As per schedule -D of xxx, amount of claim is xx and value of collateral is xx. Hence, there is no unsecured portion. Chapter-13 plan confirmed on xx/xx/2020. As per this plan, borrower promise to pay $xxx 60 months. The debtor was dismissed on xx/xx/2020.	The loan modification agreement was made on xx/xx/2017 between the borrowerxx andxx. The borrower promises to make monthly payment of $xxxthe interest rate of 3.250% beginning from xx/xx/2017 till the maturity date of xx/xx/2057. The deferred balance amount is xx and the interest-bearing amount is xx. The New Principal Balance stated in the modification is xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing in the loan file."
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to be determined from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing in the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.xx" for the amount of xx which was recorded on xx/xx/2007.
The chain of assignment has not been completed. Currently, the assignment is fromxx which was recorded on xx/xx/2020. The assignment is missing to xx.
There are 3 civil judgments against the borrower in the multiple favors for the total amount of $xxxded on different dates.
xx annual taxes for the year of 2019 have been paid in the amount of $xxx/xx/2019.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 6 months and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxxinterest rate is 3.000%.	Collections Comments:The loan is currently in the bankruptcy and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxxinterest rate is 3.000%. The loan was modified. As per the Notice of Lis pendency located on xx, the foreclosure was initiated and the complaint was filed on xx/xx/2009 with the case#xx. However, the document located on xx order on motion to dismiss for lack of prosecution was filed on xx/xx/2012. The borrower xx had bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The POC was filed by creditor xx, xx. on xx/xx/2018 for the secured claim amount is xx and arrearage amount is xx. However, the POC deadline dated xx/xx/2018. The chapter 13 plan was filed on xx/xx/2018. The amended chapter 13 plan was filed on xx/xx/2018 and the plan was confirmed on xx/xx/2018. The modified chapter 13 plan was filed on xx/xx/2019. The debtor was promise to pay for trustee in the amount of $xxx1 to 13 months and $xxx14 to 60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. The notice of xx payment change was filed on xx/xx/2020. The date of last filing is xx/xx/2020. As per the comment dated xx/xx/2019, the subject property is occupied by owner. As per the comment dated xx/xx/2020, the late charge suspended and credit reporting turned off for 90 days due Covid-19. No further information has been found regarding the Covid-19. According to the collection comment date xx/xx/2019, the roof of the subject property had damaged due to Hurricane on xx/xx/2017. On xx/xx/2019, a call had made with the borrower for a new claim and borrower had been advised that 90% or better inspection is needed to completely close the claim. The loss draft xx from xx has been received on xx/xx/2019 in the amount of xx. On xx/xx/2019, the borrower called to the customer servicer and gave the update on repairs. The borrower advised that the repairs are completed; however, it is unable to determine the % of repairs completed as there are no further details available regarding the same.

Foreclosure Comments:As per the Notice of Lis pendency located on “xx Pg#25”, the foreclosure was initiated and the complaint was filed on xx/xx/2009 with the case#09-xx. However, the document located on “xx Pg#27” order on motion to dismiss for lack of prosecution was filed on xx/xx/2012.
Bankruptcy Comments:The borrower xxx had bankruptcy under chapter 13 with the case# xx on xx/xx/2018. The POC was filed by creditor xx, xx. on xx/xx/2018 for the secured claim amount is xx and arrearage amount is xx. However, the POC deadline dated xx/xx/2018. The chapter 13 plan was filed on xx/xx/2018. The amended chapter 13 plan was filed on xx/xx/2018 and the plan was confirmed on xx/xx/2018. The modified chapter 13 plan was filed on xx/xx/2019. The debtor was promise to pay for trustee in the amount of $xxx1 to 13 months and $xxx14 to 60 months. The schedule D of xxx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. The notice of xx payment change was filed on xx/xx/2020. The date of last filing is xx/xx/2020.	The loan was modified since origination. The borrower has been making the payment as per the modification agreement which was made xx/xx/2014 between the borrowers xx and lenderxx”. As per the modified terms, the new principal balance is xx with the deferred principal balance is xx and the interest bearing principal balance is xx. There are 4 steps of modification. The borrower has promised to pay in the amount of $xxx the interest rate of 2.000% beginning on xx/xx/2014 till maturity date of xx/xx/2054.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxFinance Charge Test: FAIL The loan data is xx, the comparison data is xx and the variance is -$xxxs loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx. The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $xxxA Foreclosure Rescission Finance Charge Test: FAIL The loan data is xx , the comparison data is xx and the variance is -$xxxnitial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx. which was recorded on xx/xx/2007.
The chain of the assignment has been completed. The latest assignment is xx D/xx/A Mr. xx which was recorded on xx/xx/2019.
There is a UCC lien in the favor of xx the amount of lien has not been provided recorded on xx/xx/2020.
xx annual taxes for the year of 2019 have been paid on xx/xx/2019 in the amount of $xxx prior years delinquent taxes have been found.	According to the payment history as of xx/xx/2020, the borrower is delinquent for 21 months with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx12.The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is in foreclosure. Borrower is delinquent for 21 months with the loan. The last payment was received on xx/xx/2020, the payment applied date was xx/xx/2018 and the next due date for payment is xx/xx/2018. The P&I is in the amount of $xxx12.The UPB reflected as per the payment history is in the amount ofxx filed bankruptcy on xx/xx/2011 under chapter-7 with case# xx. Case was dismissed on xx/xx/2011. The case terminated on xx/xx/2012. The loan was modified on xx/xx/2017. The modified principal balance is xx. The borrower promises to pay monthly P&I in the amount of $xxx12 and interest rate of 4.000 % beginning from xx/xx/2017 till the maturity date is xx/xx/2057. There is no deferred amount. Hence, Interest bearing amount is xx. The loan was modified once. The foreclosure was initiated in 2018. Referral date is xx/xx/2018. Sale is scheduled on xx/xx/2020. ”. Reason for default is curtailment of income of borrower as per comment dated xx/xx/2019. Subject property is owner occupied and comments regarding damage to the subject property are not found.

Update:
No additional information found in recent collection comments.

Foreclosure Comments:The foreclosure was initiated in 2018. The foreclosure file was referred to an attorney on xx/xx/2018. The complaint was filed on xx/xx/2019. The foreclosure sale was scheduled on xx/xx/2020. However, the foreclosure file was put on hold due to covid-19 on xx/xx/2020. However, the tape shows the sale was scheduled for xx/xx/2020. Unable to confirm further proceedings.
Bankruptcy Comments:According to xxx, xx filed bankruptcy on xx/xx/2011 under chapter-7 with case# xx. Case was dismissed on xx/xx/2011. The case terminated on xx/xx/2012.	According to the modification, the loan was modified on xx/xx/2015 in between the borrower xx and xx and lenderxx. The new modified principal balance per modification is in the amount of xx with interest rate starting at 4.000 % and borrower promises to pay P&I in the amount of $xxx12 beginning on xx/xx/2017. The maturity date reflects per modification is xx/xx/2057.	Affiliated Business Disclosure HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with itemization document is missing in the loan file."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Radon Gas Disclosure
4. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Service transfer document is missing in the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the pro-title dated xx/xx/2020 reflects that the subject xx was originated on xx.in the amount of xx, which was recorded on xx/xx/2013.
The chain of the assignment has not been completed. The latest assignment is from home point financial xx fka xx xxxx, c/o xx which was recorded on xx/xx/2020. However, the missing assignment is to xx.
No active liens and judgments have been found against the borrower and the property.
Annual combined taxes for the year of 2019 have been paid on xx/xx/2019 in the amount of $xxx prior years delinquent taxes have been found.
As per the review of payment history as of xx/xx/2020, the borrower is delinquent for a month and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020. The current P&I is in the amount of $xxx and current PITI is in the amount of $xxx55 with an interest rate of 3.625%. The current UPB reflected as per the payment history is in the amount of xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in bankruptcy. As per the review of payment history as of xx/xx/2020, the borrower is delinquent for a month and the next due date for payment is xx/xx/2020. The last payment was received on xx/xx/2020. The current P&I is in the amount of $xxx and the current PITI is in the amount of $xxx55 with an interest rate of 3.625%. The current UPB reflected as per the payment history is in the amount of xx.
Unable to determine the reason for the default from the available servicing comments.
 No modification, forbearance details are available in recent collections comments.
 No foreclosure activity has been found.  No evidence related to occupancy and current condition of the subject property has been found in the available months of servicing comments. No damage pertaining to the subject property has been found.
Foreclosure Comments:Not Applicable
		Bankruptcy Comments:According to the xxx, the borrower xx had filed for bankruptcy under chapter 13 with the case # is xx on xx/xx/2017. The POC was filed on xx/xx/2017. The POC amount of claim is xx and POC arrearage is xx. The schedule D of xxx contains the amount of claim without deducting the value of the collateral is xx and the value of the property is xx. However, the unsecured portion is xx. There is no comment indicating a cram-down. As per chapter 13 plan dated xx/xx/2017 the debtor sxxpay to the trustee $xxx00 for 60 months. No comment has been found indicating a cram-down. The last filing date of bankruptcy was xx/xx/2020.	The loan was modified on xx/xx/2015 between the borrower xx and the Lender xx xx. The new modified principal balance as per modification is in the amount of xx with an interest rate of 3.625% and the borrower promises to pay P&I in the amount of $xxx beginning from xx/xx/2015 and the maturity date is xx/xx/2043.	Affiliated Business Disclosure xx Insurance	3: Curable		* MI, FHA or MIC missing and required (Lvl 3) "This is USDA fixed loan with the agency case# xx. However MI document is missing from the loan file."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per updated title report dated xx/xx/2020, the subject xx was originated on xx. The chain of xx assignment is incomplete as no assignment has been found. This should be with xx. No active judgments or liens have been found. First, second and third installment combined taxes of 2020 are delinquent in the total amount of $xxxch were due on xx/xx/2020, xx/xx/2020 & xx/xx/2020 and good through on xx/xx/2020.	The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2020. The loan is in delinquency for 1 month. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 5.280%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Loan is in collections. The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2020. The loan is in delinquency for 1 month. The last payment was received on xx/xx/2020 in the amount of $xxx and it was applied for the due date of xx/xx/2020. The current P&I is $xxx and interest rate is 5.280%. The current unpaid principal balance is in the amount of xx. The debtor xx and xx had filed Bankruptcy under chapter-7 on xx/xx/2013 with the Case#xx. This case was discharged on xx/xx/2013 and terminated on xx/xx/2013. No foreclosure proceedings have been found. According to collection comment, no damages or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx and xx had filed Bankruptcy under chapter-7 on xx/xx/2013 with the Case#xx. This case was discharged on xx/xx/2013 and terminated on xx/xx/2013.
Not Applicable	Affiliated Business Disclosure Credit Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file. Data is captured from initial application is located at#xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is moderate due to  This loan failed the prohibited fees test. This loan failed the TILA finance charge test This loan failed the TILA finance charge test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test.  The loan does charge fee(s) not provided for in this act, which is prohibited.A person licensed as a xx broker sxxhave the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee.A person licensed as a xx banker or correspondent xx banker sxxhave the right to charge only the following fees:a credit report fee;appraisal fee;application fee;commitment fee;warehouse fee;discount points;lock-in fee;a service fee not to exceed $xxxcancel the xx; andfees necessary to reimburse the xx banker for charges imposed by third parties limited to the following fees:overnight delivery, messenger, fax, and other special delivery fees;flood certification fees;pest inspection or certification fees;final inspection fee;outside counsels' fees as permitted by N.J.S.A. §46:10A-6;certified check fees;credit report and appraisal update fees;not more than one-year of xx insurance premiums;survey fees;recording fees;title and title search fees, including title insurance premiums;taxes;tax service fees;radon test fees;other third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous."
								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxxhis loan failed the TILA finance charge test. The finance charge is xx. The disclosed finance charge of xx is not considered accurate because it is understated by more than $xxx* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the Pro-title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of the assignment has not been completed. Currently the assignment is withxx,xx, which was recorded on xx/xx/2019; however, it should be with xx.
No active judgments or liens have been found.
The annual xx taxes of 2019 have been paid in the total amount of $xxx
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/2020, the borrower is delinquent for 1 month and the next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx60, which was applied for xx/xx/2020. The current UPB reflected as per the payment history is in the amount of xx.

Collections Comments:As per the collection comments as of xx/xx/2020, the loan is in collections.
According to the payment history as of xx/xx/2020, the borrower is delinquent for 1 month and the next due date for the payment is xx/xx/2020.  The last payment was received on xx/xx/2020 in the amount of $xxx60, which was applied for xx/xx/2020. The current UPB reflected as per the payment history is in the amount of xx.
The reason for default is unable to be determined.
No evidences have been found regarding borrower occupancy and damages/repairs in the comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	3: Curable	* Lost Note Affidavit (Lvl 3) xx, which states that The Original Note has been misplaced and/Or Lost; however, there is a duplicate copy of Note is available in the loan file."	* Application Missing (Lvl 2) "Final Application is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test.
This loan failed the prepayment penalty term test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL, Loan Data: 0.000%, Comparison Data: 9.240% & Variance: -9.240%.
This loan failed the TILA APR test.
The annual percentage rate (APR) is 9.240%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow acct disclosure is missing from loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer is missing from loan file."
* Operative index value is unable to confirm (Lvl 2)     "We are unable to determine the operative index from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
As per the review of the updated title report dated xx/xx/2020, the subject xx was originated on xx. Chain of assignment has not been completed. Currently, the xx is withxx which was recorded on xx/xx/2020. It should be with xx. There is a junior xx in the amount of xx which was recorded on xx/xx/2018 in the favor of xx. There are 3 code vilolations in the favor of xx in the amount of which was recorded on xx/xx/2001, second which was recorded on xx/xx/2005 and other was which was recorded on xx/xx/2001. 1st installment taxes for the year of 2021 have been paid in the amount of $xxxd, 3rd and 4th installment taxes for the year of 2021 have been due in the amount of $xxxnual utility charges of the year of 2020 have been delinquent in the amount of $xxx.21. No prior year delinquent taxes have been found
According to payment history as of xx/xx/2020, the borrower has been delinquent for 120+days and the next due for the payment is xx/xx/2020. The last regular payment was received on xx/xx/2020 in the amount of $xxx68 which was applied to the due date of xx/xx/2020. The current UPB is in the amount of xx.
Collections Comments:The current status of the loan is in collection and the next due date for the payment is xx/xx/2020. The last payment was received in the amount of $xxx xx/xx/2020 which was applied to the due date xx/xx/2020. The comment dated xx/xx/2018 reflects that the reason for default is decreased income. The loan has been modified once since origination. There is no post-origination bankruptcy record has been found. No evidences have been found regarding the foreclosure proceedings on the subject property in the available servicing comments. No comment pertaining damage to the subject property has been observed. No comments have been found stating that the borrower’s income has been impacted by COVID-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan has been modified between the borrower xx and the Lender xx on xx/xx/2016. The New Principal Balance is in the amount of $xxxe borrower promises to pay P&I in the amount of $xxx with an interest rate of 3.370%, beginning from xx/xx/2016. The maturity date is xx/xx/2056.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Fees Test: FAIL 5.000% 2.000% +3.000%

This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.xxhe chain of the assignment has not been completed. Currently, the xx is withxx which was recorded on xx/xx/2016. However, the assignment is missing to xx.
There are 6 state tax liens in the favor of xx for the total amount of $xxx which were recorded on different dates.
The annual xx taxes of 2019 have been paid in the total amount of $xxxelinquent taxes have been found for the prior year.
The review of the payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date on xx/xx/2020.The current UPB reflected is in the amount of xx.	Collections Comments:The review of the collection comment shows that the current status of the loan is performing and the next due date for the payment is xx/xx/2020. The review of the payment history shows that the borrower is current with the loan and next due date for the payment is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxxh was applied for the due date on xx/xx/2020.The current UPB reflected is in the amount of xx. The loan modification agreement was made between borrowerxx and lenderxx on xx/xx/2013. The loan has been modified thrice since origination. No damage and repairs have been found. No information pertaining to bankruptcy and foreclosure have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrowerxx and lenderxx on xx/xx/2013. The new principal balance is xx with fixed rate of 4.125%. The borrower promised to pay monthly P&I payment in the amount of $xxxnning on xx/xx/2013 till the maturity date of xx/xx/2053. xx is the deferred balance which is eligible for forgiveness and the interest bearing amount is xx. The loan has been modified thrice since origination.	Affiliated Business Disclosure Document Showing a Index Numerical Value Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The final HUD1 is not signed by the borrower."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the disclosed APR high-cost threshold exception test.
Although the recalculated APR does not exceed any "high-cost " APR thresholds, using the disclosed APR, as provided, the loan would fail the following "high-cost " APR threshold test(s): HOEPA High Cost xx APR Threshold Test. As a result, this loan may not be acceptable to certain secondary market investors."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the disclosed APR high-cost threshold exception test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial escrow acct disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "The operative index value is unable to be determined from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
								* Right of Rescission missing or unexecuted (Lvl 2) "Right to Rescission document is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of the updated title report dated xx/xx/2020 shows that the subject xx was originated onxx and lender xx which was recorded on xx/xx/2002. The chain of assignment is incomplete as the assignment of xx is currently with the xx instead of xx.
There is an active credit card judgment against the borrower in the amount of $xxxfavour of xx which was recorded on xx/xx/2018.
Annual xx tax for the year of 2020 has been paid on xx/xx/2020 in the amount of $xxx the Parcel #xx.
Annual School tax for the year of 2019-20 has been paid on xx/xx/2019 in the amount of $xxx the Parcel # xx.
Annual xx tax for the year of 2020 has been paid on xx/xx/2020 in the amount of $xxx the Parcel # xx.
Annual School tax for the year of 2019-20 has been paid on xx/xx/2019 in the amount of $xxx the Parcel # xx.
Review of the latest 24 months payment history shows that the borrower is performing. The last payment was received in the amount of $xxx on xx/xx/2020 which was applied for the month of xx/xx/2020. The next due date is xx/xx/2020. The current interest rate is 4.000% and as per the payment history current UPB is in the amount of xx.	Collections Comments:The subject loan is in performing. Review of the collection comments states that the borrower is performing. The last payment was received in the amount of $xxx on xx/xx/2020 which was applied for the month of xx/xx/2020. The next due date is xx/xx/2020. The current interest rate is 4.000% and as per the payment history current UPB is in the amount of xx.
Loan Modification agreement was made between borrower and lender on xx/xx/2014. The new modified interest rate is 2.000% and P&I is $xxxwhich will change periodically which was began on xx/xx/2014. The new modified principle balance is in the amount of xx and the interest bearing amount is xx. The new maturity date is xx/xx/2054. The reason for modification is financial hardship.
Borrower had filed bankruptcy under chapter-7 with the case#xx on xx/xx/2018. Currently the Bankruptcy is not in active status since it was discharged on xx/xx/2019 and was fully terminated on xx/xx/2019.
As per collection comments the subject property has been occupied by the owner and is in average condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Borrower had filed bankruptcy under chapter-7 with the case#xx on xx/xx/2018. Currently the Bankruptcy is not in active status since it was discharged on xx/xx/2019 and was fully terminated on xx/xx/2019.	Loan Modification agreement was made between borrower and lender on xx/xx/2014. The new modified interest rate is 2.000% and P&I is $xxxwhich will change periodically which was began on xx/xx/2014. The new modified principle balance is in the amount of xx and the interest bearing amount is xx. The new maturity date is xx/xx/2054. The reason for modification is financial hardship.	Affiliated Business Disclosure Credit Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.00 in favor of xx.
The chain of assignment has not been completed. Currently, the xx is with xx which was recorded on xx/xx/2020. However; it should be with xx.
Active mortgages, liens and judgments:
There is a HOA lien which was recorded on xx/xx/2009 in the amount of $xxxfavor of xx.
The annual xx tax of 2019 of 1st installment has been paid in the amount of $xxxxx/xx/2020.
The annual xx tax of 2019 of 2nd installment is due in the amount of $xxxxx/xx/2020.
According to the payment history as of xx/xx/2020, the borrower is delinquent for 14 months. The date of last payment received is unavailable. The next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx27 and PITI is in the amount of $xxx31. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:The loan is currently performing. According to the payment history as of xx/xx/2020, the borrower is delinquent for 14 months. The date of last payment received is unavailable. The next due date for payment is xx/xx/2019. The P&I is in the amount of $xxx27 and PITI is in the amount of $xxx31. The UPB reflected as per the payment history is in the amount of xx.
The reason for default is unavailable.
No latest servicing comment or xxx Reports have been found to determine the current occupancy and condition of the subject property. No damage or repairs have been found.
As per the review of payment history and servicing comments no evidence has been found stating that the borrower income is impacted due to COVID-19.

Update:
The borrower had filed bankruptcy under Chapter 13 on xx/xx/2018 with the case #xx. As per the servicing comment dated xx/xx/2023, the bankruptcy has been dismissed on xx/xx/2022.

Foreclosure Comments:The foreclosure was initiated. The file referred on xx/xx/2017. The complaint was filed on xx/xx/2017 with the case #xx. As per the comment dated xx/xx/2018, the judgment was entered. However; the foreclosure was put on hold due to the borrower had filed bankruptcy chapter 13 on xx/xx/2018.
Bankruptcy Comments:According to the xxx, the borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2018. The POC was filed on xx/xx/2018, the POC amount is xx and the arrearage amount is xx. The chapter 13 plan was confirmed on xx/xx/2018 and the debtor sxxpay P&I to the trustee in the amount of $xxx for 60 months. The schedule D of xxx does not show any unsecured amount. Motion for relief was filed on xx/xx/2019 and the xxx was granted with clause if the borrower receives the third notice of default then the stay will be terminated. There is no comment indicating a cramdown. Currently the loan is in active Bankruptcy.	Not Applicable	Affiliated Business Disclosure Credit Report Loan Program Info Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the xx was originated on xx.
The chain of xx assignment is incomplete. Currently, the xx assignment is with Fxx in xx. This should be with xx.
1) There is a civil judgment open against the borrower in the favor of  xx in the amount of $xxxch was recorded on xx/xx/2011.
2) There is state tax lien open against the borrower xx & xx" in the favor of xx in the amount of $xxxch was recorded on xx/xx/2012.
First and second installment xx taxes of 2019 have been paid in the total amount $xx.	The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2018. The loan is in delinquency for 24 months. The last payment was received date is not available in the available payment history. The current P&I is $xxx43 and interest rate is 7.050%. The current unpaid principal balance is in the amount of xx.	Collections Comments:Loan is in bankruptcy.
The payment history dated as of xx/xx/2020 reveals that the borrower has been delinquent from xx/xx/2018. The loan is in delinquency for 24 months. The last payment was received date is not available in the available payment history. The current P&I is $xxx43 and interest rate is 7.050%. The current unpaid principal balance is in the amount of xx.
As per xxx, the debtors xx had filed bankruptcy under chapter-13 on xx/xx/2016 with the case# xx. Schedule D in xxx dated xx/xx/2016 states the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. POC was filed by xx on xx/xx/2016, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2016, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid directly to creditor. The plan was confirmed on xx/xx/2016.
The foreclosure was started in 2015 and the complaint xx was filed on xx/xx/2015 with the case#xx. Then foreclosure was put on hold due to borrowers had filed bankruptcy under chapter-13 on xx/xx/2016 with the case# xx. Currently, this bankruptcy is active.
According to collection comment, no damages or repairs have been found.

Foreclosure Comments:The foreclosure was started in 2015 and the complaint xx was filed on xx/xx/2015 with the case#xx. Then foreclosure was put on hold due to borrowers had filed bankruptcy under chapter-13 on xx/xx/2016 with the case# xx. Currently, this bankruptcy is active.
Bankruptcy Comments:As per xxx, the debtors xx had filed bankruptcy under chapter-13 on xx/xx/2016 with the case# xx. Schedule D in xxx dated xx/xx/2016 states the amount of claim without deducting value of collateral was xx and value of collateral that support for this claim was xx. However, unsecured portion remain as xx. POC was filed by xx on xx/xx/2016, in the secured claim amount of xx and an arrearage in the amount of xx. Chapter 13 plan was filed on xx/xx/2016, which states subject creditor claim arrearage will be paid through bankruptcy in the amount of xx and regular payment will be paid directly to creditor. The plan was confirmed on xx/xx/2016.	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
Review of the updated title report dated xx/xx/2020 shows that the subject xx was originated onxx and lenderxx., which was recorded on xx/xx/2006. The chain of assignment is incomplete as the assignment of xx is currently with the “xx. In xx” instead of "xx". No active lien and judgment has been found on the updated title report. 1st installment of combined tax for the year of 2020 has been paid on xx/xx/2020 in the amount of $xxxd installment of combined tax for the year of 2020 has been paid on xx/xx/2020 in the amount of $xxxd installment of combined tax for the year of 2020 is delinquent which was due on xx/xx/2020 in the amount of $xxx it is good through on xx/xx/2020. 4th installment of combined tax for the year of 2020 is due on xx/xx/2020 in the amount of $xxx	Review of the latest 24 months payment history shows that the borrower is delinquent for 7 months. The last payment was received in the amount of $xxx01 on xx/xx/2020 which was applied for the month of xx/xx/2019. The next due date is xx/xx/2020. The current interest rate is 3.700% and as per the payment history current UPB is in the amount of xx.	Collections Comments:The subject loan is in active bankruptcy. Review of the collection comments states that the borrower is delinquent for 7 months. The last payment was received in the amount of $xxx01 on xx/xx/2020 which was applied for the month of xx/xx/2019. The next due date is xx/xx/2020. The current interest rate is 3.700% and as per the payment history current UPB is in the amount of xx. Loan Modification agreement was made between borrower and lender on xx/xx/2015. The new modified interest rate is 3.700% and P&I is $xxx07 which will change periodically which was begun on xx/xx/2015. Lender has agreed to forgive amount of xx after forgiving the amount of xx the new modified principle balance is in the amount of xx. Therefore the interest bearing amount is xx. The new maturity date is xx/xx/2037. The reason for modification is financial hardship. Borrower has filed bankruptcy under chapter 13 case#xx on xx/xx/2017. POC was filed on xx/xx/2017 which shows that the amount of claim is xx and the amount of arrearage is xx. Debtor has filed chapter 13 plan on xx/xx/2017 which shows that the debtor sxxpay the subject arrears which is in the amount of xx through plan. Order Confirming Chapter 13 Plan was filed on xx/xx/2017 which shows debtor chapter 13 plan is hereby confirmed. Motion for Relief From Stay was filed on xx/xx/2019 by the subject creditor on xx/xx/2019 and Order on Motion For Relief From Stay was filed on xx/xx/2020 which states that the Motion for relief has been resolved. Currently debtor is in active bankruptcy. As per final 1003, at the time of origination the borrower was working atxx as a xx for 3 months. As per collection comments the subject property has been occupied by the owner and is in average condition.
Foreclosure Comments:The foreclosure was initiated on the subject property in 2016. Complaint was filed on xx/xx/2016. Later on borrower has filed bankruptcy on xx/xx/2017 and foreclosure was placed on hold. No further information has been found regarding the foreclosure in the available servicing comments.
Bankruptcy Comments:Borrower has filed bankruptcy under chapter 13 case#xx on xx/xx/2017. POC was filed on xx/xx/2017 which shows that the amount of claim is xx and the amount of arrearage is xx. Debtor has filed chapter 13 plan on xx/xx/2017 which shows that the debtor sxxpay the subject arrears which is in the amount of xx through plan. Order Confirming Chapter 13 Plan was filed on xx/xx/2017 which shows debtor chapter 13 plan is hereby confirmed. Motion for Relief From Stay was filed on xx/xx/2019 by the subject creditor on xx/xx/2019 and Order on Motion For Relief From Stay was filed on xx/xx/2020 which states that the Motion for relief has been resolved. Currently debtor is in active bankruptcy.	Loan Modification agreement was made between borrower and lender on xx/xx/2015. The new modified interest rate is 3.700% and P&I is $xxx07 which will change periodically which was begun on xx/xx/2015. Lender has agreed to forgive amount of xx after forgiving the amount of xx the new modified principle balance is in the amount of xx. Therefore the interest bearing amount is xx. The new maturity date is xx/xx/2037. The reason for modification is financial hardship.	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is Moderate due to Prohibited Fees Test is failed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase State Regulation Test Failed due to Prohibited Fees Test.
Prohibited Fees Test shows Loan data $xxx50, Comparison data $xxxnd Variance +$xxx50.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a xx broker sxxhave the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file. 1. NJ Application Disclosure 2. Delivery Fee Authorization 3. xxDisclosure 4. Unacceptability of Insurance Notice 5. Attorney Disclosure II 6. Tax Bill Information 7. Private Well Testing 8. Lock-In Agreement 9. Commitment Disclosures 10. Choice of Insurer Disclosure 11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
The review of the updated title report dated xx/xx/2020 shows that the subject xx was originated on xx.25 in favor ofxx.
The chain of assignment has not been completed as the assignment is with xx,xx. However, the assignment should be with the xx.
There are three civil judgments against the borrower.
The first was recorded on xx/xx/2012 in the amount of $xxxch is in the favor of xx
The second was recorded on xx/xx/2013 in the amount of $xxx.29 which is in the favor of xx
The third was recorded on xx/xx/2012 in the amount of $xxx.39 which is in the favor of xx
There is a credit card judgment was recorded on xx/xx/2012 in the amount of $xxxich is in the favor of xx.
There are two state tax liens; The first was recorded on xx/xx/2017 in the amount of $xxxch is in the favor of xx.
The second was recorded on xx/xx/2019 in the amount of $xxxch is in the favor of xx.
These are individual income taxes and there is a clause stating that the state claims lien upon the all property and rights to property belonging to the tax payer.
The combined annual taxes of 2020 have been due in the amount of $xxx prior year delinquency have been found.	According to the payment history as of xx/xx/2020,the borrower is currently delinquent for 17 months. The last payment received date is xx/xx/2020.The payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019.The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.	Collections Comments:As per collection comment the loan is in the active bankruptcy. As per collection comments the reason for default is unable to be determined.
According to the payment history as of xx/xx/2020,the borrower is currently delinquent for  17 months. The last payment was received date is xx/xx/2020.The payment applied date was xx/xx/2019 and the next due date for payment is xx/xx/2019.The P&I is in the amount of $xxx and PITI is in the amount of $xxx. The UPB reflected as per the payment history is in the amount of xx.
According to the xxx report, the borrower xx  for bankruptcy under chapter-13 with the case# xx on xx/xx/2017. The plan was confirmed on xx/xx/2016.The plan was confirmed  on xx/xx/2018.The POC was filed on xx/xx/2017, the POC amount is xx and the arrearage amount is xx.
As per comments dated xx/xx/2019, the RFD is unexpected car expenses.
As per  collection comemnts the foreclosure was initiated. The file was referred to an attorney on xx/xx/2017.The complaint was filed The sale was scheduled on xx/xx/2017.However the foreclosure was put on hold due to borrower had filed bankruptcy.No further details have been found.
Foreclosure Comments:As per  collection comments the foreclosure was initiated. The file was referred to an attorney on xx/xx/2017.The complaint was filed and the sale was scheduled on xx/xx/2017.However the foreclosure was put on hold due to borrower had filed bankruptcy under chapter-13 with the case# xx on xx/xx/2017. No further details have been found.
Bankruptcy Comments:According to the xxx report, the borrower xx for bankruptcy under chapter-13 with the case# xx on xx/xx/2017. The plan was confirmed on xx/xx/2016.The plan dated xx/xx/2018 was confirmed on xx/xx/2018 as per which the debtor sxxpay $xxx per biweekly for 60 months.The POC was filed on xx/xx/2017, The deadline to file the POC was12/xx/2017. The POC amount is xx and the arrearage amount is xx. The order on motion for relief from stay was filed on xx/xx/2018. The schedule D of xxx does not show any unsecured amount. No further details have been found	The loan was modified on xx/xx/2013 between the xx and xx. The new modified principal balance as per modification is in the amount of xx. The interest bearing amount was xx and deferred balance in the amount of $xxxith interest rate was 4.205 % and the modified P&I was $xxx beginning on xx/xx/2013 to maturity date xx/xx/2037.The lender agrees to forgiven xx. However, principal forgiven amount exceeds 2% limit of the modified principal amount.	Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application / 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The CE result is moderate as this loan failed the TILA Right of Rescission Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Right of Rescission Test: FAIL.
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of Rescission is nether signed nor hand dated by the borrower."
								* TIL not hand dated (Lvl 2) "TIL is not hand dated by all borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to updated title report dated xx/xx/2020, the subject xx was originated on xx.
The chain of xx assignment is incomplete as no assignment has been found. This should be with xx.
There is a notice of xx (state tax lien) prior to subject xx open against the borrower xxin the favor of xx in the amount of $xxxch was recorded on xx/xx/2014.
There is a Notice of Federal Tax Lien (IRS lien) prior to subject xx open against the borrower xx in the favor of xx  in the amount of xx which was recorded on xx/xx/2015.
Second installment combined taxes of 2021 are due on xx/xx/2020 in the amount of $xx.	The payment history dated as of xx/xx/2020 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx and it was applied for the due date of xx/xx/2020. The current P&I is $xxx34 and interest rate is 5.87500%. The current unpaid principal balance reflects in the amount of xx.	Collections Comments:Loan is in performing status. The payment history dated as of xx/xx/2020 reveals that the borrower is making payment regularly. The payment next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of xx and it was applied for the due date of xx/xx/2020. The current P&I is $xxx34 and interest rate is 5.87500%. The current unpaid principal balance reflects in the amount of xx. No foreclosure proceedings have been found. No bankruptcy filing has been found. According to collection comment, no damages or repairs have been found. At the time of origination borrower was working as xx at xx from 19 years 1 month.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	4: Unacceptable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 4) "ComplianceEase risk indicator is Elevated due to the loan failed the below tests: Loan failed Qualified xx Safe Harbor Threshold due to APR Charged 6.418% APR Threshold 5.880% Over By+0.538%. Loan failed Qualified xx Lending Policy Points and Fees Test due to Fees charged xx Fees threshold xx Over by +xx. The following fees are included in the test: Administration Fee paid by Borrower: $xxxker Fee (Indirect) xx (Paid by Lender) Points - Loan Discount Fee paid by Borrower: xx Underwriting Fee paid by Borrower: $xxx Loan failed the qualified xx DTI threshold test as this loan has a qualified xx DTI of 50.52%, the Borrower income was xx and total expenses are in the amount of xx and the loan was underwritten by AUS/DU xx and its recommendation is “Approve/InEligible” with a DTI of 51.18%."	* Qualified xx DTI exceeds 43% (Lvl 2) "Loan failed the qualified xx DTI threshold test as this loan has a qualified xx DTI of 50.52%, the Borrower income was xx and total expenses are in the amount of xx and the loan was underwritten by AUS/DU xx and its recommendation is “Approve/InEligible” with a DTI of 51.18%.

								ATR SOL of 3 years has expired."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
As per review of latest updated title report dated xx/xx/2020 the subject xx was originated on xx.00 in favor of xx which was recorded on xx/xx/2020 under Bk/Pg#xx. No chain of assignment has been found as the xx is currently with the lender xx.

No active judgments or liens have been found against the borrower or subject property.

The annual Combined Taxes for 2019 have been paid in the total amount of xx.
No prior year delinquent taxes have been found.
As per review of latest payment history as of xx/xx/2020 the loan is in delinquency for 4 months. The last payment was received on xx/xx/2020 in the amount of $xxx72 with interest rate of 4.125% and P&I $xxx26 for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB is reflected in the amount of xx.	Collections Comments:As per review of latest payment history as of xx/xx/2020 the loan is in delinquency for 4 months. The last payment was received on xx/xx/2020 in the amount of $xxx72 with interest rate of 4.125% and P&I $xxx26 for the due date of xx/xx/2020. The next due date is xx/xx/2020. The current UPB is reflected in the amount of xx.

The loan has not been modified since origination.
No evidence of foreclosure has been found.
As per xxx report no bankruptcy filing has been found since from loan origination
At the time of origination borrower is working as xx at xx for 180 months.
The property is owner occupied and no visible damages were reported.

As per comment dated xx/xx/2020 the borrower has been impacted by Covid-19 and temporary forbearance plan was approved on xx/xx/2020. No further details have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The provided Seller’s tape is showing the alert that the subject loan is currently in Short term forbearance plan due to COVID. No further details have been found in the loan file regarding it."
							* Missing or error on the Rate Lock Document (Lvl 3) "Missing a Rate Lock Agreement signed by Borrowers or memorialized comment by the Loan Officer."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx.00 which was recorded on xx/xx/2020.
The chain of assignment has not been completed. No assignments have been found. The assignment is missing to xx.

No active judgment or liens found against the borrower or subject property.
First, second, third and fourth installments of combined taxes for the year of 2021 have been paid in the amount of $xxxxx/xx/2020 and due in the amount of $xxxxx/xx/2020, $xxxxx/xx/2021, $xxxxx/xx/2021.
No prior year delinquent taxes have been found.
According to latest payment history as of xx/xx/2020, the borrower is current with the loan and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx63 which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx45 and interest rate is 4.750%.	Collections Comments:The loan is currently in the performing and the next due date is xx/xx/2020. The last payment was received on xx/xx/2020 in the amount of $xxx63 which was applied for the due date xx/xx/2020. The unpaid principal balance is reflected in the amount of xx. The current P&I is $xxx45 and interest rate is 4.750%. The loan was not modified. No further details have been found regarding the foreclosure and bankruptcy. As per the comment dated xx/xx/2020, the subject property is owner occupied. As per the comment dated xx/xx/2020, the borrower has impacted by Covid-19. The comment dated xx/xx/2020; the borrower has unemployed due to the Covid-19. As per the comment dated xx/xx/2020, the forbearance plan has been started. The comment dated xx/xx/2020, extend the forbearance plan for 3 months beginning on xx/xx/2020 to xx/xx/2020. No comment pertaining damage to the subject property has been observed.
Currently the borrower is working at xx. as a xx from 24 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock Missing Required State Disclosures	4: Unacceptable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 4) "This loan does not qualify for a safe harbor. The loan has an APR of 5.693%. The APR threshold to qualify for a xx is 5.460%."	* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "Final DU/AUS Report required by Lender Guidelines is missing in the Loan File."
* Missing or error on the Rate Lock Document (Lvl 3)     "Missing a Rate Lock Agreement signed by Borrower or memorialized comment by the Loan Officer."
* Missing Required State Disclosures (Lvl 3)     "The subject property is located in xx State. The following state disclosures are missing from the loan file.

1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. xx Bankers and Exempt Organizations Preapplication
6. Part 80 Disclosure
7. Alternative xx Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. xx Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
17. Expiration of Lock-in or Commitment Period"	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 5.693%. The disclosed APR of 5.427% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

Loan underdisclosed by xx.  this is due to the lender operative index of 2.31% per the loan documentation.

								SOL of 1 year has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
According to the updated title report dated xx/xx/2020, the subject xx was originated on xx. According to the updated title report dated xx/xx/2020, the chain of assignment has not been completed. No assignments have been found. The assignment is missing to xx. There is mechanics lien against the borrower in the favor of xx recorded on xx/xx/2020. First and second installments of combined taxes for the year of 2021 have been due in the amount of $xxxxx/xx/2021 and $xxxxx/xx/2021. Third and fourth installments of combined taxes for the year of 2020 have been paid in the amount of $xxxxx/xx/2020 and due in the amount of $xxx77 on xx/xx/2020. No prior year delinquent taxes have been found.	According to latest payment history as of xx/xx/2020, the borrower is currently delinquent for 3 months and the next due date is xx/xx/2020. The unpaid principal balance is reflected in the amount of $xxx.00. The current P&I and interest rate are unable to determine.	Collections Comments:The loan is currently in the collection. The borrower is currently delinquent for 3 months and the next due date is xx/xx/2020. The unpaid principal balance is reflected in the amount of $xxx.00. The current P&I and interest rate are unable to determine. The loan was not modified. No further details have been found regarding the foreclosure and bankruptcy. As per the comment dated xx/xx/2020, the borrower has impacted by Covid-19. As per the comment dated xx/xx/2020, the reason for default is reduction in income. The comment dated xx/xx/2020 forbearance plan was beginning on xx/xx/2020 for 3 months. As per the comment dated xx/xx/2020, extended the forbearance plan for 3 months beginning on xx/xx/2020 to xx/xx/2020. As per the comment dated xx/xx/2020, the subject property is owner occupied. No comment pertaining damage to the subject property has been observed.
Currently the borrower is working at xx from 60 months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Final GFE is missing or unexecuted HUD-1 Closing Statement	3: Curable	* Final GFE is missing or unexecuted (Lvl 3) "Missing final GFE with correct interest rate and loan amount. GFE in file has interest rate of 6.74% and loan amount of xx. Interest rate per note is 6.75% and loan amount is xx"
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "According to Line#105 of available HUD-1 located at xx, an addendum should be with HUD-1 for Payoffs; however, no addendum is in the loan file. Complete HUD-1 needs to be in the loan file."
* Loan does not conform to program guidelines (Lvl 3)     "As per seller tape, a short term Forbearace has been offered to the borrower due to COVID. No further information has been found."
							* Not all borrowers signed HUD (Lvl 3) "Available HUD-1 is not signed by borrower and Settlement agent. HUD-1 needs to be signed by borrower. However, the same HUD-1 has been considered to update the Point and Fees."	* Intent to Proceed Missing (Lvl 2) "The Borrower's Intent to proceed is missing in loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date: